================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-3258

                               -----------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, PRESIDENT AND GENERAL COUNSEL
                     DFA INVESTMENT DIMENSIONS GROUP INC.,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (512) 306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31
                  DATE OF REPORTING PERIOD: JANUARY 31, 2017

================================================================================

ITEM 1.  SCHEDULE OF INVESTMENTS.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                                   FORM N-Q
                               January 31, 2017
                                  (UNAUDITED)

                               Table of Contents

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
   Enhanced U.S. Large Company Portfolio
   U.S. Large Cap Value Portfolio
   U.S. Targeted Value Portfolio
   U.S. Small Cap Value Portfolio
   U.S. Core Equity 1 Portfolio
   U.S. Core Equity 2 Portfolio
   U.S. Vector Equity Portfolio
   U.S. Small Cap Portfolio
   U.S. Micro Cap Portfolio
   DFA Real Estate Securities Portfolio
   Large Cap International Portfolio
   International Core Equity Portfolio
   International Small Company Portfolio
   Global Small Company Portfolio
   Japanese Small Company Portfolio
   Asia Pacific Small Company Portfolio
   United Kingdom Small Company Portfolio
   Continental Small Company Portfolio
   DFA International Real Estate Securities Portfolio
   DFA Global Real Estate Securities Portfolio
   DFA International Small Cap Value Portfolio
   International Vector Equity Portfolio
   World ex U.S. Value Portfolio
   World ex U.S. Targeted Value Portfolio
   World ex U.S. Core Equity Portfolio
   Selectively Hedged Global Equity Portfolio
   Emerging Markets Portfolio
   Emerging Markets Small Cap Portfolio
   Emerging Markets Value Portfolio
   Emerging Markets Core Equity Portfolio
   U.S. Large Cap Equity Portfolio
   DFA Commodity Strategy Portfolio
   DFA One-Year Fixed Income Portfolio
   DFA Two-Year Global Fixed Income Portfolio
   DFA Selectively Hedged Global Fixed Income Portfolio
   DFA Short-Term Government Portfolio

   DFA Five-Year Global Fixed Income Portfolio
   DFA World ex U.S. Government Fixed Income Portfolio
   DFA Intermediate Government Fixed Income Portfolio
   DFA Short-Term Extended Quality Portfolio
   DFA Intermediate-Term Extended Quality Portfolio
   DFA Targeted Credit Portfolio
   DFA Investment Grade Portfolio
   DFA Inflation-Protected Securities Portfolio
   DFA Short-Term Municipal Bond Portfolio
   DFA Intermediate-Term Municipal Bond Portfolio
   DFA California Short-Term Municipal Bond Portfolio
   DFA California Intermediate-Term Municipal Bond Portfolio DFA NY Municipal Bond Portfolio
   Dimensional Retirement Income Fund
   Dimensional 2045 Target Date Retirement Income Fund Dimensional 2050 Target Date Retirement Income Fund Dimensional 2055 Target Date Retirement Income Fund Dimensional 2060 Target Date Retirement Income Fund Dimensional 2005 Target Date Retirement Income Fund Dimensional 2010 Target Date Retirement Income Fund Dimensional 2015 Target Date Retirement Income Fund Dimensional 2020 Target Date Retirement Income Fund Dimensional 2025 Target Date Retirement Income Fund Dimensional 2030 Target Date Retirement Income Fund Dimensional 2035 Target Date Retirement Income Fund Dimensional 2040 Target Date Retirement Income Fund
   DFA Short-Duration Real Return Portfolio
   DFA Municipal Real Return Portfolio
   DFA Municipal Bond Portfolio
   CSTG&E U.S. Social Core Equity 2 Portfolio
   CSTG&E International Social Core Equity Portfolio
   World Core Equity Portfolio
   DFA LTIP Portfolio
   U.S. Social Core Equity 2 Portfolio
   U.S. Sustainability Core 1 Portfolio
   International Sustainability Core 1 Portfolio International Social Core Equity Portfolio
   Emerging Markets Social Core Equity Portfolio
   Tax Managed U.S. Marketwide Value Portfolio
   Tax Managed U.S. Equity Portfolio
   Tax Managed U.S. Targeted Value Portfolio
   Tax Managed U.S. Small Cap Portfolio
   T.A. U.S. Core Equity 2 Portfolio
   Tax-Managed DFA International Value Portfolio
   T.A. World ex U.S. Core Equity Portfolio
   LWAS/DFA International High Book to Market Portfolio

   VA U.S. Targeted Value Portfolio
   VA U.S. Large Value Portfolio
   VA International Value Portfolio
   VA International Small Portfolio
   VA Short-Term Fixed Portfolio
   VA Global Bond Portfolio
   VIT Inflation-Protected Securities Portfolio
   DFA VA Global Moderate Allocation Portfolio
   U.S. Large Cap Growth Portfolio
   U.S. Small Cap Growth Portfolio
   International Large Cap Growth Portfolio
   International Small Cap Growth Portfolio
   DFA Social Fixed Income Portfolio
   DFA Diversified Fixed Income Portfolio

NOTES TO SCHEDULES OF INVESTMENTS
   Organization
   Security Valuation
   Financial Instruments
   Federal Tax Cost
   Other
   Subsequent Event Evaluations

THE DFA INVESTMENT TRUST COMPANY

SCHEDULES OF INVESTMENTS
   The U.S. Large Cap Value Series
   The DFA International Value Series
   The Japanese Small Company Series
   The Asia Pacific Small Company Series
   The United Kingdom Small Company Series
   The Continental Small Company Series
   The Emerging Markets Series
   The Emerging Markets Small Cap Series
   The Tax-Managed U.S. Marketwide Value Series

NOTES TO SCHEDULES OF INVESTMENTS
   Organization
   Security Valuation
   Financial Instruments
   Federal Tax Cost
   Other
   Subsequent Event Evaluations

DIMENSIONAL EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENT

NOTES TO SCHEDULE OF INVESTMENT
   Organization
   Security Valuation
   Financial Instruments
   Federal Tax Cost
   Subsequent Event Evaluations

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       THE DFA INVESTMENT TRUST COMPANY
                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
------------------------

Investment Abbreviations

ADR              American Depositary Receipt
AGM              Assured Guaranty Municipal Corporation
AMBAC            American Municipal Bond Assurance Corporation
ASSURED GTY      Assured Guaranty
BAN              Bond Anticipation Notes
CP               Certificate Participation
ETM              Escrowed to Maturity
FGIC             Federal Guaranty Insurance Corporation
FSA              Financial Security Assurance
GDR              Global Depositary Receipt
GO               General Obligation
GO OF AUTH       General Obligation of Authority
GO OF DIST       General Obligation of District
GO OF CMNWLTH    General Obligation of Commonwealth
GO OF UNIV       General Obligation of University
NATL-RE          Credit rating enhanced by guaranty or insurance from National Public Finance Guarantee Corp.
NATL-RE FGIC     National Public Finance Guarantee Corp. Re-insures Financial Guaranty Insurance Co.
P.L.C.           Public Limited Company
PSF-GTD          Public School Fund Guarantee
RB               Revenue Bond
REIT             Real Estate Investment Trust
RN               Revenue Note
SA               Special Assessment
SCH BD RES FD    School Board Resolution Fund
SCH BD GTY       School Bond Guaranty
SCSDE            South Carolina State Department of Education
SD CRED PROG     School District Credit Program
SPDR             Standard & Poor's Depositary Receipts
ST               Special Tax
ST AID WITHHLDG  State Aid Withholding
TAN              Tax Anticipation Notes
TRANS            Tax and Revenue Anticipation Notes
UP               Unrefunded Portion
AUD              Australian Dollars
CAD              Canadian Dollars
DKK              Danish Krone
EUR              Euro
GBP              British Pounds
JPY              Japanese Yen
NOK              Norwegian Krone
NZD              New Zealand Dollars
SEK              Swedish Krona
SGD              Singapore Dollars
USD              United States Dollars

Investment Footnotes

+          See Security Valuation Note within the Notes to Schedules of Investments.
++         Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
**         Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than
           1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income
           Producing Securities.
*          Non-Income Producing Securities.
#          Total or Partial Securities on Loan.
@          Security purchased with cash proceeds from Securities on Loan.
^          Denominated in USD, unless otherwise noted.
^^         See Federal Tax Cost Note within the Notes to Schedules of Investments.
(degrees)  Security is being fair valued as of January 31, 2017.
--         Amounts designated as -- are either zero or rounded to zero.
(S)        Affiliated Fund.
##         Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
++         Security pledged as collateral for the Open Futures Contracts.
++         Security pledged as collateral for Swap Agreements.
(r)        The adjustable/variable rate shown is effective as of January 31, 2017.
(currency) Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------

CPI Consumer Price Index

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
BONDS -- (82.9%)
AUSTRALIA -- (8.1%)
ANZ New Zealand International Ltd.
    1.400%, 04/27/17                                             $1,600  $ 1,601,136
Australia & New Zealand Banking
  Group, Ltd.
    1.500%, 01/16/18                                              1,500    1,500,257
BHP Billiton Finance USA, Ltd.
    5.400%, 03/29/17                                              1,000    1,006,836
Commonwealth Bank of Australia
    1.900%, 09/18/17                                              3,250    3,262,889
##  1.375%, 09/06/18                                              3,995    3,969,104
National Australia Bank, Ltd.
    1.875%, 07/23/18                                              2,500    2,505,343
Westpac Banking Corp.
    1.500%, 12/01/17                                              2,500    2,501,683
    1.550%, 05/25/18                                                401      400,375
    2.250%, 07/30/18                                              3,000    3,020,763
    1.950%, 11/23/18                                              1,111    1,112,100
                                                                         -----------
TOTAL AUSTRALIA                                                           20,880,486
                                                                         -----------
CANADA -- (10.2%)
Bank of Nova Scotia (The)
    2.050%, 10/30/18                                                183      184,054
Ontario, Province of Canada
    2.000%, 09/27/18                                              7,200    7,254,742
Quebec, Province of Canada
    4.625%, 05/14/18                                              5,000    5,200,820
Royal Bank of Canada
    1.500%, 06/07/18                                                500      499,268
    2.200%, 07/27/18                                                500      504,341
    1.800%, 07/30/18                                              1,000    1,002,144
    2.000%, 12/10/18                                              3,000    3,013,020
Thomson Reuters Corp.
    1.300%, 02/23/17                                              1,023    1,023,102
Toronto-Dominion Bank (The)
    1.625%, 03/13/18                                              1,000    1,001,591
    1.400%, 04/30/18                                              3,000    2,995,920
    1.750%, 07/23/18                                              2,000    2,004,398
    1.450%, 09/06/18                                              1,000      996,103
    1.950%, 01/22/19                                                400      401,078
                                                                         -----------
TOTAL CANADA                                                              26,080,581
                                                                         -----------
DENMARK -- (2.6%)
Kommunekredit
    1.125%, 01/16/18                                              1,500    1,497,900
    1.250%, 08/27/18                                              5,300    5,283,109
                                                                         -----------
TOTAL DENMARK                                                              6,781,009
                                                                         -----------

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
FINLAND -- (2.9%)
Municipality Finance P.L.C.
    1.125%, 04/17/18                                             $4,500  $ 4,487,422
##  1.250%, 09/10/18                                              1,000      996,603
    1.250%, 09/10/18                                              2,000    1,993,206
                                                                         -----------
TOTAL FINLAND                                                              7,477,231
                                                                         -----------
FRANCE -- (2.1%)
BNP Paribas SA
    1.375%, 03/17/17                                              1,800    1,800,324
BPCE SA
    1.625%, 01/26/18                                              1,000      998,068
Caisse des Depots et Consignations
    1.500%, 11/13/18                                                600      598,740
Societe Generale SA
    2.750%, 10/12/17                                              1,980    1,997,107
                                                                         -----------
TOTAL FRANCE                                                               5,394,239
                                                                         -----------
GERMANY -- (11.1%)
Deutsche Bank AG
    6.000%, 09/01/17                                                502      513,138
Erste Abwicklungsanstalt
    1.000%, 10/13/17                                              1,800    1,795,910
    1.125%, 02/12/18                                              2,000    1,991,822
    1.250%, 03/15/18                                              1,400    1,395,624
FMS Wertmanagement AoeR
    1.125%, 09/05/17                                              5,000    4,999,420
Kreditanstalt fuer Wiederaufbau
    1.000%, 09/07/18                                              6,000    5,964,654
Land Nordrhein Westfalen
    1.375%, 07/16/18                                              2,500    2,497,940
Landeskreditbank Baden-
  Wuerttemberg Foerderbank
    1.000%, 04/23/18                                              5,500    5,476,460
State of North Rhine-Westphalia
    1.125%, 11/21/17                                              3,000    2,997,195
    1.250%, 02/20/18                                              1,000      998,261
                                                                         -----------
TOTAL GERMANY                                                             28,630,424
                                                                         -----------
IRELAND -- (0.5%)
Actavis, Inc.
    1.875%, 10/01/17                                              1,200    1,203,204
                                                                         -----------
JAPAN -- (3.4%)
Beam Suntory, Inc.
    1.750%, 06/15/18                                              1,000      997,755
Mizuho Bank, Ltd.
##  1.550%, 10/17/17                                                350      349,910
Toyota Motor Credit Corp.
    1.750%, 05/22/17                                              5,000    5,009,345
    1.200%, 04/06/18                                                373      371,795
    1.550%, 07/13/18                                              1,500    1,500,520

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
JAPAN -- (Continued)
    2.000%, 10/24/18                                             $  500  $   503,141
                                                                         -----------
TOTAL JAPAN                                                                8,732,466
                                                                         -----------
NETHERLANDS -- (6.9%)
Bank Nederlandse Gemeenten NV
    1.375%, 03/19/18                                              1,000    1,000,284
##  1.000%, 09/20/18                                              5,000    4,963,465
Cooperatieve Rabobank UA
    1.700%, 03/19/18                                              3,435    3,435,199
Nederlandse Waterschapsbank NV
    1.250%, 01/16/18                                              1,000      999,514
    0.875%, 07/13/18                                              3,500    3,472,049
##  1.500%, 01/23/19                                              1,000      998,080
Shell International Finance BV
    1.625%, 11/10/18                                              2,870    2,870,035
                                                                         -----------
TOTAL NETHERLANDS                                                         17,738,626
                                                                         -----------
NORWAY -- (1.1%)
Kommunalbanken A.S.
    1.000%, 03/15/18                                                750      747,202
Statoil ASA
    1.200%, 01/17/18                                              2,000    1,995,278
                                                                         -----------
TOTAL NORWAY                                                               2,742,480
                                                                         -----------
SUPRANATIONAL ORGANIZATION
  OBLIGATIONS -- (1.9%)
African Development Bank
    1.625%, 10/02/18                                              4,750    4,767,067
                                                                         -----------
SWEDEN -- (3.5%)
Kommuninvest I Sverige AB
    1.000%, 01/29/18                                              3,000    2,990,970
    1.125%, 10/09/18                                                700      696,352
Svensk Exportkredit AB
    1.125%, 04/05/18                                              2,430    2,423,240
Svenska Handelsbanken AB
    1.625%, 03/21/18                                              3,000    2,998,977
                                                                         -----------
TOTAL SWEDEN                                                               9,109,539
                                                                         -----------
SWITZERLAND -- (0.8%)
Credit Suisse AG New York
    1.375%, 05/26/17                                              1,400    1,400,536
UBS AG
    1.375%, 08/14/17                                                699      699,067
                                                                         -----------
TOTAL SWITZERLAND                                                          2,099,603
                                                                         -----------
UNITED KINGDOM -- (4.2%)
Diageo Capital P.L.C.
    1.500%, 05/11/17                                              1,500    1,501,782
HSBC USA, Inc.
    1.625%, 01/16/18                                              1,125    1,125,752

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
UNITED KINGDOM -- (Continued)
Network Rail Infrastructure Finance
  P.L.C.
    1.750%, 01/24/19                                             $  667  $   668,595
Network Rail Infrastructure Finance
  P.L.C.
    0.875%, 05/15/18                                              6,000    5,959,776
Vodafone Group P.L.C.
    5.625%, 02/27/17                                                715      717,199
    1.625%, 03/20/17                                                761      761,581
                                                                         -----------
TOTAL UNITED KINGDOM                                                      10,734,685
                                                                         -----------
UNITED STATES -- (23.6%)
Aetna, Inc.
    1.700%, 06/07/18                                                700      699,903
American Express Co.
    6.150%, 08/28/17                                                511      524,630
Anthem, Inc.
    2.375%, 02/15/17                                              1,500    1,500,513
AT&T, Inc.
    2.400%, 03/15/17                                              1,500    1,502,687
Autodesk, Inc.
    1.950%, 12/15/17                                              1,000    1,001,609
Bank of America Corp.
    3.875%, 03/22/17                                                500      502,008
    5.650%, 05/01/18                                              1,500    1,568,061
Berkshire Hathaway Finance Corp
    1.450%, 03/07/18                                              2,000    2,002,364
Berkshire Hathaway, Inc.
    1.550%, 02/09/18                                              4,000    4,008,480
Capital One Financial Corp.
    5.250%, 02/21/17                                              1,492    1,495,038
Cardinal Health, Inc.
    1.900%, 06/15/17                                              1,500    1,503,494
Caterpillar Financial Services Corp.
    1.500%, 02/23/18                                              1,500    1,501,860
Chevron Corp.
    1.365%, 03/02/18                                              1,762    1,760,858
Cisco Systems, Inc.
    1.400%, 02/28/18                                              1,300    1,302,007
    1.650%, 06/15/18                                              5,300    5,319,499
Citigroup, Inc.
    2.500%, 09/26/18                                              1,000    1,008,749
eBay, Inc.
    1.350%, 07/15/17                                              1,068    1,068,065
Exxon Mobil Corp.
    1.439%, 03/01/18                                              3,000    3,004,863
Ford Motor Credit Co. LLC
    2.551%, 10/05/18                                              1,500    1,508,668
International Business Machines
  Corp.
    1.125%, 02/06/18                                              1,500    1,498,710

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)     VALUE+
                                                                 ------- ------------
UNITED STATES -- (Continued)
    1.250%, 02/08/18                                             $ 1,060 $  1,059,650
JPMorgan Chase & Co.
    2.000%, 08/15/17                                               1,000    1,003,555
KeyBank NA
    1.650%, 02/01/18                                               1,000    1,000,680
Laboratory Corp. of America
  Holdings
    2.200%, 08/23/17                                               1,097    1,101,482
Marriott International, Inc.
    6.750%, 05/15/18                                                 845      896,891
McKesson Corp.
    1.292%, 03/10/17                                               1,000    1,000,338
MetLife, Inc.
    6.817%, 08/15/18                                                 290      312,117
Microsoft Corp.
#   1.000%, 05/01/18                                                 665      663,031
Molson Coors Brewing Co.
    2.000%, 05/01/17                                               1,715    1,718,629
Newell Brands, Inc.
    2.150%, 10/15/18                                               1,400    1,407,171
NYSE Euronext
    2.000%, 10/05/17                                               1,500    1,507,215
Pfizer, Inc.
    1.200%, 06/01/18                                               5,000    4,992,325
Reinsurance Group of America, Inc.
    5.625%, 03/15/17                                               1,100    1,105,552
Reynolds American, Inc.
    2.300%, 06/12/18                                               1,000    1,006,014
Southern Co. (The)
    1.300%, 08/15/17                                               1,000      999,926
    1.550%, 07/01/18                                                 400      398,684
    2.450%, 09/01/18                                                 978      986,603
Thermo Fisher Scientific, Inc.
    1.850%, 01/15/18                                               1,200    1,203,791
UnitedHealth Group, Inc.
    6.000%, 06/15/17                                               1,500    1,526,896
Verizon Communications, Inc.
    3.650%, 09/14/18                                                 800      825,648
Wells Fargo Bank NA
    1.650%, 01/22/18                                               1,500    1,503,317
                                                                         ------------
TOTAL UNITED STATES                                                        60,501,581
                                                                         ------------
TOTAL BONDS                                                               212,873,221
                                                                         ------------
AGENCY OBLIGATIONS -- (2.0%)
Federal National Mortgage Association
#   1.875%, 09/18/18                                               5,000    5,057,640
                                                                         ------------
U.S. TREASURY OBLIGATIONS -- (12.9%)
U.S. Treasury Notes
    1.250%, 10/31/18                                              11,000   11,018,480

                                                                   FACE
                                                                  AMOUNT^
                                                                   (000)      VALUE+
                                                                  -------- ------------
     1.250%, 11/30/18                                             $    500 $    500,703
     1.250%, 12/15/18                                               13,800   13,815,635
     1.375%, 12/31/18                                                4,000    4,013,752
     1.125%, 01/15/19                                                3,900    3,894,060
                                                                           ------------
TOTAL U.S. TREASURY OBLIGATIONS                                              33,242,630
                                                                           ------------
TOTAL INVESTMENT SECURITIES                                                 251,173,491
                                                                           ------------

                                                                  SHARES
                                                                  --------
SECURITIES LENDING COLLATERAL -- (2.2%)
(S)@ DFA Short Term Investment Fund                                493,456    5,710,270
                                                                           ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $257,394,565)^^                                                      $256,883,761
                                                                           ============

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------
                                                              LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                                             ---------- ------------ ------- ------------
Bonds
   Australia                                                         -- $ 20,880,486   --    $ 20,880,486
   Canada                                                            --   26,080,581   --      26,080,581
   Denmark                                                           --    6,781,009   --       6,781,009
   Finland                                                           --    7,477,231   --       7,477,231
   France                                                            --    5,394,239   --       5,394,239
   Germany                                                           --   28,630,424   --      28,630,424
   Ireland                                                           --    1,203,204   --       1,203,204
   Japan                                                             --    8,732,466   --       8,732,466
   Netherlands                                                       --   17,738,626   --      17,738,626
   Norway                                                            --    2,742,480   --       2,742,480
   Supranational Organization Obligations                            --    4,767,067   --       4,767,067
   Sweden                                                            --    9,109,539   --       9,109,539
   Switzerland                                                       --    2,099,603   --       2,099,603
   United Kingdom                                                    --   10,734,685   --      10,734,685
   United States                                                     --   60,501,581   --      60,501,581
Agency Obligations                                                   --    5,057,640   --       5,057,640
U.S. Treasury Obligations                                            --   33,242,630   --      33,242,630
Securities Lending Collateral                                        --    5,710,270   --       5,710,270
Futures Contracts**                                          $8,760,534           --   --       8,760,534
                                                             ---------- ------------   --    ------------
TOTAL                                                        $8,760,534 $256,883,761   --    $265,644,295
                                                             ========== ============   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                        U.S. LARGE CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                                       VALUE+
                                                                                   ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company  $19,923,525,437
                                                                                   ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $13,783,157,023)^^                                                      $19,923,525,437
                                                                                   ===============

Summary of the Portfolio's Master Fund's investments as of January 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                         U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                  SHARES     VALUE+
                                                                 --------- -----------
COMMON STOCKS -- (86.8%)
Consumer Discretionary -- (11.6%)
*   1-800-Flowers.com, Inc. Class A                                385,867 $ 3,472,803
    A.H. Belo Corp. Class A                                        103,285     655,860
    Aaron's, Inc.                                                  553,140  17,114,152
#   Abercrombie & Fitch Co. Class A                                486,691   5,650,483
*   Adient P.L.C.                                                  274,748  17,443,751
    AMC Entertainment Holdings, Inc. Class A                        98,328   3,318,570
    AMCON Distributing Co.                                             850      87,550
*   America's Car-Mart, Inc.                                        74,577   3,128,505
*   American Axle & Manufacturing Holdings, Inc.                   129,372   2,639,189
#   American Eagle Outfitters, Inc.                                406,060   6,135,567
*   American Public Education, Inc.                                146,375   3,556,912
*   Apollo Education Group, Inc.                                   267,612   2,673,444
#*  Arctic Cat, Inc.                                               109,372   2,056,194
    Ark Restaurants Corp.                                           11,690     263,843
#*  Ascena Retail Group, Inc.                                    1,413,597   6,799,402
#*  Ascent Capital Group, Inc. Class A                              92,297   1,429,681
#*  AutoNation, Inc.                                               266,613  14,162,483
#*  AV Homes, Inc.                                                  53,252     939,898
*   Ballantyne Strong, Inc.                                         76,707     556,126
*   Barnes & Noble Education, Inc.                                 315,830   3,174,091
    Barnes & Noble, Inc.                                           486,141   4,958,638
#   Bassett Furniture Industries, Inc.                              51,875   1,462,875
    Beasley Broadcast Group, Inc. Class A                           19,955     149,663
#*  bebe stores, Inc.                                                  990       4,891
#   Bed Bath & Beyond, Inc.                                        158,386   6,390,875
*   Belmond, Ltd. Class A                                          670,427   9,285,414
#   Big 5 Sporting Goods Corp.                                     169,231   2,606,157
*   Biglari Holdings, Inc.                                           2,182     967,062
*   BJ's Restaurants, Inc.                                          26,467     940,902
#*  Boot Barn Holdings, Inc.                                        34,971     379,435
    Bowl America, Inc. Class A                                      14,256     207,781
*   Bravo Brio Restaurant Group, Inc.                               12,900      52,890
*   Bridgepoint Education, Inc.                                    182,730   1,944,247
*   Build-A-Bear Workshop, Inc.                                    147,306   1,767,672
*   Cabela's, Inc.                                                  34,108   1,906,296
*   CafePress, Inc.                                                  2,300       7,912
#   CalAtlantic Group, Inc.                                      1,022,444  35,652,622
    Caleres, Inc.                                                  420,749  12,938,032
    Callaway Golf Co.                                            1,061,898  12,031,304
*   Cambium Learning Group, Inc.                                    40,900     206,136
    Canterbury Park Holding Corp.                                    9,680      97,284
*   Career Education Corp.                                         688,596   6,727,583
#   Carriage Services, Inc.                                        146,475   3,801,026
    Cato Corp. (The) Class A                                       150,048   3,809,719
*   Cavco Industries, Inc.                                          97,204   9,550,293
*   Century Casinos, Inc.                                            4,989      35,172
*   Century Communities, Inc.                                       38,627     878,764
*   Charles & Colvard, Ltd.                                         34,182      32,131
*   Chegg, Inc.                                                     15,435     110,978
    Chico's FAS, Inc.                                            1,007,632  13,592,956
#   Children's Place, Inc. (The)                                    11,372   1,103,084

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Consumer Discretionary -- (Continued)
*   Christopher & Banks Corp.                                      192,272 $   257,644
    Citi Trends, Inc.                                              128,118   2,056,294
#   Columbia Sportswear Co.                                         32,926   1,790,187
*   Conn's, Inc.                                                   100,646   1,061,815
*   Container Store Group, Inc. (The)                               20,360      99,153
    Cooper Tire & Rubber Co.                                       523,439  18,974,664
*   Cooper-Standard Holdings, Inc.                                 154,847  16,302,292
    Core-Mark Holding Co., Inc.                                    236,478   8,260,177
*   Crocs, Inc.                                                     51,126     373,220
    CSS Industries, Inc.                                            17,513     431,170
    Culp, Inc.                                                      30,849     993,338
*   Cumulus Media, Inc. Class A                                     61,412      61,289
*   Daily Journal Corp.                                                 58      12,551
    Dana, Inc.                                                     121,537   2,447,755
#*  Deckers Outdoor Corp.                                          377,961  21,770,554
#*  Del Frisco's Restaurant Group, Inc.                            139,373   2,439,027
#*  Del Taco Restaurants, Inc.                                      80,144   1,093,164
*   Delta Apparel, Inc.                                             33,047     619,301
    Destination Maternity Corp.                                     15,574      88,149
#*  Destination XL Group, Inc.                                      18,973      67,354
#   DeVry Education Group, Inc.                                    529,404  17,735,034
#   Dillard's, Inc. Class A                                        273,486  15,435,550
*   Dixie Group, Inc. (The)                                         47,282     165,487
    Dover Motorsports, Inc.                                         16,790      37,778
#   DSW, Inc. Class A                                              779,463  16,493,437
#*  El Pollo Loco Holdings, Inc.                                    29,635     368,956
*   Eldorado Resorts, Inc.                                          29,899     463,435
*   Emerson Radio Corp.                                             89,291     100,006
*   Emmis Communications Corp. Class A                               3,854      11,986
    Entercom Communications Corp. Class A                          106,625   1,514,075
    Escalade, Inc.                                                   9,715     128,238
#   Ethan Allen Interiors, Inc.                                    280,681   8,167,817
*   EVINE Live, Inc.                                                57,166      86,892
#*  EW Scripps Co. (The) Class A                                   636,175  12,392,689
*   Express, Inc.                                                  863,599   9,180,057
#*  Fiesta Restaurant Group, Inc.                                   33,935     892,490
#   Finish Line, Inc. (The) Class A                                370,059   6,365,015
    Flanigan's Enterprises, Inc.                                     2,074      50,295
    Flexsteel Industries, Inc.                                      34,981   1,779,134
#*  Fossil Group, Inc.                                             125,995   3,221,692
#   Fred's, Inc. Class A                                           272,315   3,967,630
*   FTD Cos., Inc.                                                 255,753   5,877,204
#*  G-III Apparel Group, Ltd.                                      229,984   6,039,380
*   Gaia, Inc.                                                       1,200      10,440
#   GameStop Corp. Class A                                       1,012,043  24,784,933
    Gaming Partners International Corp.                             15,922     188,676
    Gannett Co., Inc.                                              762,652   7,336,712
#*  Genesco, Inc.                                                  169,974  10,232,435
#   Gentex Corp.                                                    82,192   1,716,991
*   Gentherm, Inc.                                                  15,053     532,876
#*  Global Eagle Entertainment, Inc.                                41,581     256,139
#   GNC Holdings, Inc. Class A                                      80,524     714,248
    Graham Holdings Co. Class B                                     45,771  23,780,323

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Consumer Discretionary -- (Continued)
#*  Gray Television, Inc.                                          401,465 $ 4,757,360
*   Green Brick Partners, Inc.                                      78,472     753,331
#   Group 1 Automotive, Inc.                                       165,440  13,365,898
#   Guess?, Inc.                                                   711,645   9,087,707
    Harman International Industries, Inc.                           84,866   9,433,705
    Harte-Hanks, Inc.                                              325,974     508,519
    Haverty Furniture Cos., Inc.                                   117,055   2,551,799
    Haverty Furniture Cos., Inc. Class A                               844      18,230
*   Helen of Troy, Ltd.                                            161,060  15,026,898
*   Hemisphere Media Group, Inc.                                     1,861      20,843
#*  hhgregg, Inc.                                                  123,698      66,747
    Hooker Furniture Corp.                                          68,884   2,286,949
*   Horizon Global Corp.                                            27,857     545,161
*   Houghton Mifflin Harcourt Co.                                  168,977   1,909,440
#*  Iconix Brand Group, Inc.                                       377,767   3,887,222
    ILG, Inc.                                                      196,887   3,731,009
    Insignia Systems, Inc.                                           3,334       5,134
#   International Game Technology P.L.C.                           500,750  13,224,807
    International Speedway Corp. Class A                           128,222   4,699,336
*   Intrawest Resorts Holdings, Inc.                                52,673   1,085,591
#*  iRobot Corp.                                                     2,744     166,177
*   J Alexander's Holdings, Inc.                                     8,195      81,950
#*  JAKKS Pacific, Inc.                                             54,360     277,236
#*  JC Penney Co., Inc.                                          1,930,057  12,834,879
    John Wiley & Sons, Inc. Class A                                105,508   5,813,491
    Johnson Outdoors, Inc. Class A                                  32,169   1,109,187
*   K12, Inc.                                                      225,198   4,488,196
#   KB Home                                                         47,947     785,372
*   Kirkland's, Inc.                                               125,723   1,745,035
#   Kohl's Corp.                                                   293,218  11,678,873
#*  Kona Grill, Inc.                                                 6,959      63,675
*   La Quinta Holdings, Inc.                                       462,281   6,532,031
    La-Z-Boy, Inc.                                                 527,501  15,086,529
*   Lakeland Industries, Inc.                                       27,901     302,726
#*  Lands' End, Inc.                                                 2,034      31,222
    Lennar Corp. Class B                                            31,438   1,130,510
#*  LGI Homes, Inc.                                                 38,288   1,189,225
    Libbey, Inc.                                                    49,778     851,702
*   Liberty Expedia Holdings, Inc. Class A                          24,953   1,098,182
    Liberty Tax, Inc.                                                  994      13,320
*   Liberty TripAdvisor Holdings, Inc. Class A                     529,184   9,498,853
#*  Liberty Ventures Series A                                      164,436   7,177,631
    Lifetime Brands, Inc.                                           68,563   1,025,017
*   Lincoln Educational Services Corp.                              11,206      22,524
    Lions Gate Entertainment Corp. Class A                          20,937     602,357
#   Lithia Motors, Inc. Class A                                     40,401   4,166,151
*   Luby's, Inc.                                                   143,405     526,296
*   M/I Homes, Inc.                                                154,973   3,896,021
#*  Madison Square Garden Co. (The) Class A                        169,776  29,824,550
    Marcus Corp. (The)                                             106,855   3,168,251
*   MarineMax, Inc.                                                239,634   5,140,149
#   Marriott Vacations Worldwide Corp.                             280,360  24,245,533
#*  McClatchy Co. (The) Class A                                     31,647     365,206

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                        SHARES     VALUE+
                                                                       --------- -----------
Consumer Discretionary -- (Continued)
#         MDC Holdings, Inc.                                             291,138 $ 7,872,372
(degrees) Media General, Inc.                                            654,085     202,701
#         Meredith Corp.                                                 328,764  20,153,233
*         Meritage Homes Corp.                                           267,052   9,814,161
*         Modine Manufacturing Co.                                       322,093   4,380,465
*         Monarch Casino & Resort, Inc.                                   13,813     328,197
#*        Motorcar Parts of America, Inc.                                 99,928   2,621,111
          Movado Group, Inc.                                              89,034   2,417,273
*         MSG Networks, Inc. Class A                                     111,488   2,586,522
#         NACCO Industries, Inc. Class A                                  39,737   2,930,604
*         New Home Co., Inc. (The)                                         9,080      94,795
          New Media Investment Group, Inc.                                92,784   1,414,028
*         New York & Co., Inc.                                           236,502     513,209
          New York Times Co. (The) Class A                             1,017,624  13,737,924
          News Corp. Class A                                             839,167  10,313,362
          News Corp. Class B                                             164,088   2,075,713
          Nexstar Media Group, Inc.                                       52,126   3,409,040
          Office Depot, Inc.                                           2,621,990  11,667,855
#*        Ollie's Bargain Outlet Holdings, Inc.                          107,098   3,271,844
#*        Overstock.com, Inc.                                             32,117     533,142
#         Oxford Industries, Inc.                                         24,653   1,356,408
          P&F Industries, Inc. Class A                                     1,458      12,728
#*        Papa Murphy's Holdings, Inc.                                     9,379      42,393
#*        Party City Holdco, Inc.                                         96,805   1,398,832
#         Penske Automotive Group, Inc.                                  708,403  38,508,787
*         Perfumania Holdings, Inc.                                       13,797      26,904
*         Perry Ellis International, Inc.                                 97,306   2,295,449
#         Pier 1 Imports, Inc.                                           770,673   5,602,793
*         Potbelly Corp.                                                  82,417   1,071,421
#         PulteGroup, Inc.                                             3,308,268  71,160,845
#*        Radio One, Inc. Class D                                         26,961      80,883
          RCI Hospitality Holdings, Inc.                                  69,237   1,215,109
*         Reading International, Inc. Class A                             64,109   1,048,182
*         Red Lion Hotels Corp.                                          101,609     812,872
#*        Red Robin Gourmet Burgers, Inc.                                 85,309   4,056,443
*         Regis Corp.                                                    298,372   4,153,338
#         Rent-A-Center, Inc.                                            536,509   4,807,121
          Rocky Brands, Inc.                                              47,189     596,941
*         Ruby Tuesday, Inc.                                             428,101     839,078
          Saga Communications, Inc. Class A                               16,855     847,806
          Salem Media Group, Inc.                                         59,503     362,968
          Scholastic Corp.                                               184,437   8,443,526
*         Sears Hometown and Outlet Stores, Inc.                          16,932      61,802
#*        Sequential Brands Group, Inc.                                   12,895      59,704
*         Shiloh Industries, Inc.                                         82,564     989,942
          Shoe Carnival, Inc.                                            109,362   2,796,386
#         Signet Jewelers, Ltd.                                           54,163   4,206,840
*         Skechers U.S.A., Inc. Class A                                   94,381   2,370,851
#*        Skyline Corp.                                                   23,246     243,386
#         Sonic Automotive, Inc. Class A                                 290,097   6,788,270
*         Sotheby's                                                       57,898   2,299,130
*         Spanish Broadcasting System, Inc. Class A                       16,642      17,973
          Spartan Motors, Inc.                                           279,578   2,208,666

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES       VALUE+
                                                                 --------- --------------
Consumer Discretionary -- (Continued)
    Speedway Motorsports, Inc.                                     212,022 $    4,556,353
#   Stage Stores, Inc.                                             201,457        564,080
    Standard Motor Products, Inc.                                  224,220     11,181,851
    Stanley Furniture Co., Inc.                                     49,285         46,328
    Staples, Inc.                                                4,084,376     37,576,259
*   Steven Madden, Ltd.                                              9,956        350,451
    Strattec Security Corp.                                         16,287        501,640
    Superior Industries International, Inc.                        152,979      3,526,166
    Superior Uniform Group, Inc.                                    25,229        429,398
*   Sypris Solutions, Inc.                                          58,417         53,159
#   Tailored Brands, Inc.                                           56,805      1,207,106
*   Tandy Leather Factory, Inc.                                     74,640        578,460
*   Taylor Morrison Home Corp. Class A                              40,361        783,003
#   TEGNA, Inc.                                                    834,052     19,108,131
*   Tilly's, Inc. Class A                                          127,904      1,713,914
    Time, Inc.                                                     946,107     18,212,560
#*  Toll Brothers, Inc.                                          1,925,682     60,389,388
*   TopBuild Corp.                                                 136,657      5,071,341
    Tower International, Inc.                                       83,236      2,180,783
*   Townsquare Media, Inc. Class A                                   2,484         26,529
*   Trans World Entertainment Corp.                                 56,939        156,582
*   TRI Pointe Group, Inc.                                       1,432,292     17,574,223
#*  Tuesday Morning Corp.                                          327,821      1,409,630
*   UCP, Inc. Class A                                               41,925        475,849
*   Unifi, Inc.                                                     96,247      2,588,082
*   Universal Electronics, Inc.                                     14,081        837,820
    Universal Technical Institute, Inc.                             28,919         92,830
*   Urban Outfitters, Inc.                                          89,640      2,379,046
#*  Vera Bradley, Inc.                                             296,022      3,392,412
#*  Vince Holding Corp.                                             33,193        101,239
*   Vista Outdoor, Inc.                                            217,015      6,252,202
#*  Vitamin Shoppe, Inc.                                           246,816      5,343,566
*   VOXX International Corp.                                       144,024        604,901
*   WCI Communities, Inc.                                          104,245      2,439,333
#   Wendy's Co. (The)                                            1,344,425     18,190,070
*   West Marine, Inc.                                              137,545      1,275,042
#   Weyco Group, Inc.                                               29,689        836,636
#*  William Lyon Homes Class A                                     203,833      3,597,652
#   Winnebago Industries, Inc.                                     222,572      6,988,761
    Wolverine World Wide, Inc.                                     885,696     20,804,999
*   ZAGG, Inc.                                                     393,209      2,634,500
#*  Zumiez, Inc.                                                   241,261      4,837,283
                                                                           --------------
Total Consumer Discretionary                                                1,271,980,075
                                                                           --------------
Consumer Staples -- (2.1%)
#   Alico, Inc.                                                     20,494        552,313
*   Alliance One International, Inc.                                51,353        855,028
    Andersons, Inc. (The)                                          191,308      7,221,877
*   Bridgford Foods Corp.                                            1,048         12,456
*   CCA Industries, Inc.                                            20,184         52,478
#*  Central Garden & Pet Co.                                        79,373      2,607,403
*   Central Garden & Pet Co. Class A                               200,504      6,171,513
#*  Chefs' Warehouse, Inc. (The)                                    57,212        955,440

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
Consumer Staples -- (Continued)
#*  Craft Brew Alliance, Inc.                                      137,955 $  2,096,916
*   Darling Ingredients, Inc.                                    1,117,493   13,409,916
#   Dean Foods Co.                                                 728,184   14,461,734
    Fresh Del Monte Produce, Inc.                                  337,037   19,295,368
    Ingles Markets, Inc. Class A                                   105,595    4,778,174
    Ingredion, Inc.                                                151,821   19,461,934
    Inter Parfums, Inc.                                            195,170    6,655,297
#   John B. Sanfilippo & Son, Inc.                                  45,418    2,988,050
*   Landec Corp.                                                   155,894    1,964,264
    Limoneira Co.                                                   24,545      417,265
    Mannatech, Inc.                                                  5,132      101,870
#   MGP Ingredients, Inc.                                           33,508    1,420,404
*   Natural Alternatives International, Inc.                        29,487      336,152
#*  Natural Grocers by Vitamin Cottage, Inc.                         7,989      100,981
    Nature's Sunshine Products, Inc.                                 1,777       22,657
    Nutraceutical International Corp.                               64,794    2,170,599
    Oil-Dri Corp. of America                                        24,590      827,454
*   Omega Protein Corp.                                            132,200    3,298,390
#   Orchids Paper Products Co.                                      64,899    1,772,392
#*  Post Holdings, Inc.                                            459,575   38,457,236
#   Sanderson Farms, Inc.                                          200,620   18,256,420
#*  Seaboard Corp.                                                   1,862    7,168,700
*   Seneca Foods Corp. Class A                                      44,598    1,598,838
*   Seneca Foods Corp. Class B                                         189        7,286
#*  Smart & Final Stores, Inc.                                      26,986      387,249
#   Snyder's-Lance, Inc.                                           289,680   11,117,918
    SpartanNash Co.                                                196,611    7,443,693
#*  TreeHouse Foods, Inc.                                           59,532    4,517,288
*   United Natural Foods, Inc.                                     307,055   14,032,414
    Universal Corp.                                                130,206    8,854,008
    Village Super Market, Inc. Class A                              30,739      931,084
    Weis Markets, Inc.                                              95,558    5,679,968
                                                                           ------------
Total Consumer Staples                                                      232,460,427
                                                                           ------------
Energy -- (7.9%)
*   Abraxas Petroleum Corp.                                         16,459       40,654
    Adams Resources & Energy, Inc.                                  18,999      736,211
#   Alon USA Energy, Inc.                                          348,861    3,928,175
#*  Approach Resources, Inc.                                        28,800       93,600
    Archrock, Inc.                                                 372,488    5,438,325
#   Ardmore Shipping Corp.                                          13,958      102,591
#   Atwood Oceanics, Inc.                                          288,585    3,509,194
*   Barnwell Industries, Inc.                                       21,188       35,490
#*  Bill Barrett Corp.                                             357,093    2,338,959
#   Bristow Group, Inc.                                            229,669    4,055,955
#*  Clayton Williams Energy, Inc.                                   65,029    9,458,468
*   Clean Energy Fuels Corp.                                       241,485      625,446
#*  Cloud Peak Energy, Inc.                                        410,043    2,333,145
#   CONSOL Energy, Inc.                                          2,682,296   45,438,094
*   Contango Oil & Gas Co.                                         152,938    1,238,798
#   CVR Energy, Inc.                                               243,334    5,404,448
*   Dawson Geophysical Co.                                         121,075      958,914
    Delek US Holdings, Inc.                                        390,223    8,740,995

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Energy -- (Continued)
#*  Denbury Resources, Inc.                                      1,319,458 $ 4,420,184
#   DHT Holdings, Inc.                                             883,650   4,144,319
#*  Diamond Offshore Drilling, Inc.                              1,048,155  17,168,779
#*  Dorian LPG, Ltd.                                                67,038     758,200
#*  Dril-Quip, Inc.                                                186,426  11,595,697
*   Earthstone Energy, Inc.                                            882      11,484
*   Eclipse Resources Corp.                                         78,952     194,222
*   ENGlobal Corp.                                                  46,727     129,901
#   EnLink Midstream LLC                                            51,922     900,847
#*  EP Energy Corp. Class A                                        128,146     671,485
*   Era Group, Inc.                                                134,908   2,112,659
*   Exterran Corp.                                                 201,725   6,257,509
#*  Forum Energy Technologies, Inc.                                741,023  16,080,199
    GasLog, Ltd.                                                   316,516   5,285,817
#*  Gastar Exploration, Inc.                                       135,464     230,289
#*  Geospace Technologies Corp.                                     13,960     325,826
#*  Gevo, Inc.                                                      16,157      48,471
#   Green Plains, Inc.                                             209,866   4,721,985
    Gulf Island Fabrication, Inc.                                   88,140   1,225,146
#*  Gulfmark Offshore, Inc. Class A                                154,301     262,312
    Hallador Energy Co.                                             16,507     155,166
*   Helix Energy Solutions Group, Inc.                           1,402,559  11,893,700
#   Helmerich & Payne, Inc.                                        459,875  32,724,705
#   HollyFrontier Corp.                                          1,666,744  48,285,574
#*  Hornbeck Offshore Services, Inc.                               198,042   1,435,805
*   Independence Contract Drilling, Inc.                             2,663      16,883
*   International Seaways, Inc.                                     12,068     209,742
*   ION Geophysical Corp.                                           13,798      80,028
#*  Jones Energy, Inc. Class A                                      29,854     132,850
*   Matrix Service Co.                                             303,447   6,797,213
#*  McDermott International, Inc.                                1,407,360  11,399,616
*   Mitcham Industries, Inc.                                        90,708     440,387
#   Murphy Oil Corp.                                             1,075,601  31,095,625
    Nabors Industries, Ltd.                                      3,120,538  50,708,742
*   Natural Gas Services Group, Inc.                                75,324   2,161,799
#*  Newfield Exploration Co.                                       305,356  12,238,668
#*  Newpark Resources, Inc.                                        849,691   6,415,167
    Noble Corp. P.L.C.                                           2,192,425  14,798,869
#   Nordic American Tankers, Ltd.                                    3,000      25,920
#*  North Atlantic Drilling, Ltd.                                    3,300       9,273
#*  Northern Oil and Gas, Inc.                                     113,512     408,643
*   Oasis Petroleum, Inc.                                        2,458,405  34,761,847
#   Oceaneering International, Inc.                                286,637   7,982,840
*   Oil States International, Inc.                                 415,916  16,428,682
#   Overseas Shipholding Group, Inc. Class A                        55,862     274,282
*   Pacific Ethanol, Inc.                                           55,926     397,075
    Panhandle Oil and Gas, Inc. Class A                             42,628     937,816
#*  Par Pacific Holdings, Inc.                                      12,701     184,546
*   Parker Drilling Co.                                            762,687   1,944,852
#   Patterson-UTI Energy, Inc.                                   1,467,463  41,147,663
    PBF Energy, Inc. Class A                                       983,496  22,807,272
*   PDC Energy, Inc.                                               313,500  23,180,190
*   PHI, Inc. Non-Voting                                            80,926   1,282,677

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
Energy -- (Continued)
*   Pioneer Energy Services Corp.                                  559,533 $  3,525,058
*   PrimeEnergy Corp.                                                  148        8,362
*   QEP Resources, Inc.                                            415,323    7,243,233
#   Range Resources Corp.                                           56,819    1,837,526
#*  Renewable Energy Group, Inc.                                   348,548    3,032,368
#*  REX American Resources Corp.                                    43,736    3,631,400
*   Rice Energy, Inc.                                            1,181,822   23,435,530
*   RigNet, Inc.                                                     6,915      136,571
#*  Ring Energy, Inc.                                               12,091      159,601
#*  Rowan Cos. P.L.C. Class A                                    1,236,077   22,150,500
*   RSP Permian, Inc.                                              493,031   20,983,399
#   Scorpio Tankers, Inc.                                        1,386,461    5,310,146
#*  SEACOR Holdings, Inc.                                          108,828    8,006,476
    SemGroup Corp. Class A                                         282,119   11,200,124
#   Ship Finance International, Ltd.                               271,698    4,075,470
#   Superior Energy Services, Inc.                                 541,965    9,576,522
#*  TechnipFMC P.L.C.                                              500,804   16,837,030
#   Teekay Corp.                                                    43,011      432,261
#   Teekay Tankers, Ltd. Class A                                   665,166    1,629,657
#*  Tesco Corp.                                                    347,450    2,988,070
*   TETRA Technologies, Inc.                                       274,682    1,362,423
#   Tidewater, Inc.                                                259,954      571,899
#*  Transocean, Ltd.                                             4,296,992   60,028,978
#*  Unit Corp.                                                     507,145   13,185,770
#*  Uranium Resources, Inc.                                         48,020      102,763
*   Vaalco Energy, Inc.                                            228,424      267,256
    Western Refining, Inc.                                         638,807   22,364,633
#*  Whiting Petroleum Corp.                                      2,759,982   30,608,200
*   Willbros Group, Inc.                                           376,695    1,141,386
    World Fuel Services Corp.                                      103,423    4,600,255
*   WPX Energy, Inc.                                             2,253,603   31,392,690
                                                                           ------------
Total Energy                                                                865,612,467
                                                                           ------------
Financials -- (23.7%)
    1st Constitution Bancorp                                         1,062       17,842
    1st Source Corp.                                               115,481    5,209,348
    A-Mark Precious Metals, Inc.                                     6,679      126,701
#   Access National Corp.                                           10,670      284,676
*   Allegiance Bancshares, Inc.                                        583       18,918
    Allied World Assurance Co. Holdings AG                         916,893   48,714,525
#*  Ambac Financial Group, Inc.                                    252,781    5,288,179
    American Equity Investment Life Holding Co.                    529,416   12,494,218
    American Financial Group, Inc.                                 410,982   35,414,319
    American National Bankshares, Inc.                              26,472      939,756
#   American National Insurance Co.                                 80,195    9,349,935
*   American River Bankshares                                        8,011      120,165
    AmeriServ Financial, Inc.                                       39,786      157,155
#   AmTrust Financial Services, Inc.                                75,825    2,001,022
*   Anchor Bancorp, Inc.                                             1,550       41,773
    Argo Group International Holdings, Ltd.                        194,526   12,439,938
    Arrow Financial Corp.                                              412       14,544
    Aspen Insurance Holdings, Ltd.                                 480,007   27,072,395
#   Associated Banc-Corp                                         1,307,040   33,068,112

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
    Assurant, Inc.                                                 641,290 $62,288,498
    Assured Guaranty, Ltd.                                       1,420,496  55,271,499
*   Asta Funding, Inc.                                              60,415     616,233
    Astoria Financial Corp.                                        591,172  11,179,063
    Atlantic American Corp.                                            864       3,240
*   Atlantic Capital Bancshares, Inc.                                2,220      42,402
*   Atlantic Coast Financial Corp.                                   7,633      55,148
*   Atlanticus Holdings Corp.                                       64,328     182,692
*   Atlas Financial Holdings, Inc.                                  10,806     183,702
    Auburn National Bancorporation, Inc.                               692      22,732
    Axis Capital Holdings, Ltd.                                    872,976  55,879,194
    Baldwin & Lyons, Inc. Class A                                      453      11,017
    Baldwin & Lyons, Inc. Class B                                   29,551     709,224
#   Banc of California, Inc.                                       234,771   3,709,382
    BancFirst Corp.                                                 48,945   4,617,961
    Bancorp of New Jersey, Inc.                                        500       6,925
*   Bancorp, Inc. (The)                                            240,893   1,442,949
#   BancorpSouth, Inc.                                             748,249  22,222,995
    Bank Mutual Corp.                                              265,596   2,536,442
    Bank of Commerce Holdings                                       13,201     131,350
#   Bank of Marin Bancorp                                            5,066     340,435
    BankFinancial Corp.                                            116,939   1,575,168
    Banner Corp.                                                   105,627   5,927,787
#   Bar Harbor Bankshares                                           17,903     775,737
    BCB Bancorp, Inc.                                               10,887     147,519
    Bear State Financial, Inc.                                       6,812      68,597
    Beneficial Bancorp, Inc.                                       394,777   7,046,769
    Berkshire Hills Bancorp, Inc.                                  226,018   8,001,037
    Blue Hills Bancorp, Inc.                                        20,570     390,830
    BNC Bancorp                                                     80,631   2,842,243
#   BOK Financial Corp.                                            373,323  30,702,084
    Boston Private Financial Holdings, Inc.                        804,147  13,268,425
#   Bridge Bancorp, Inc.                                            26,419     955,047
    Brookline Bancorp, Inc.                                        475,395   7,487,471
    Bryn Mawr Bank Corp.                                            84,957   3,402,528
#*  BSB Bancorp, Inc.                                                3,348      92,907
    C&F Financial Corp.                                              7,164     310,559
    Calamos Asset Management, Inc. Class A                          91,324     768,948
#   California First National Bancorp                                4,450      71,867
    Camden National Corp.                                           43,715   1,813,298
#   Capital Bank Financial Corp. Class A                           174,716   6,883,810
    Capital City Bank Group, Inc.                                   71,468   1,478,673
    Capitol Federal Financial, Inc.                              1,250,784  19,324,613
    Cardinal Financial Corp.                                       241,171   7,563,123
*   Carolina Bank Holdings, Inc.                                       600      16,620
*   Cascade Bancorp                                                187,917   1,497,698
    Cathay General Bancorp                                         357,084  13,012,141
    CenterState Banks, Inc.                                        295,552   7,208,513
    Central Pacific Financial Corp.                                206,075   6,456,330
    Central Valley Community Bancorp                                 1,318      26,663
    Century Bancorp, Inc. Class A                                    4,825     290,947
    Charter Financial Corp.                                          9,059     155,634
    Chemical Financial Corp.                                       422,427  20,880,567

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
#   Chemung Financial Corp.                                            681 $    23,283
#   Citizens & Northern Corp.                                        7,630     181,289
    Citizens Community Bancorp, Inc.                                 6,617      82,448
    Citizens Holding Co.                                             1,603      40,877
#*  Citizens, Inc.                                                  90,495     837,984
#   City Holding Co.                                                81,860   5,328,267
#   Clifton Bancorp, Inc.                                           85,068   1,320,255
    CNB Financial Corp.                                             22,188     520,530
    CNO Financial Group, Inc.                                    1,174,038  22,201,059
    CoBiz Financial, Inc.                                          105,410   1,846,783
    Codorus Valley Bancorp, Inc.                                     5,571     143,008
    Columbia Banking System, Inc.                                  516,347  20,529,957
#   Community Bank System, Inc.                                    304,969  17,797,991
    Community Trust Bancorp, Inc.                                   97,423   4,505,814
    Community West Bancshares                                        5,040      51,156
    ConnectOne Bancorp, Inc.                                       108,252   2,673,824
*   Consumer Portfolio Services, Inc.                              177,797     849,870
#*  Cowen Group, Inc. Class A                                      123,121   1,846,815
*   CU Bancorp                                                      14,609     529,576
*   Customers Bancorp, Inc.                                        220,958   7,614,213
    Dime Community Bancshares, Inc.                                272,677   5,835,288
    Donegal Group, Inc. Class A                                     96,307   1,586,176
    Eagle Bancorp Montana, Inc.                                        600      12,540
    EMC Insurance Group, Inc.                                       93,473   2,724,738
    Employers Holdings, Inc.                                       225,243   8,210,107
*   Encore Capital Group, Inc.                                     149,597   4,630,027
    Endurance Specialty Holdings, Ltd.                             556,970  51,625,549
*   Enova International, Inc.                                      126,361   1,781,690
*   Enstar Group, Ltd.                                              37,056   7,175,894
#   Enterprise Bancorp, Inc.                                         8,628     289,987
    Enterprise Financial Services Corp.                             97,227   4,049,505
*   Equity Bancshares, Inc. Class A                                    505      16,493
    ESSA Bancorp, Inc.                                              34,394     544,457
    Evans Bancorp, Inc.                                                615      22,694
    EverBank Financial Corp.                                       332,531   6,461,077
*   Ezcorp, Inc. Class A                                           344,719   3,412,718
    Farmers Capital Bank Corp.                                      15,424     573,002
#   Farmers National Banc Corp.                                     15,588     196,409
    FBL Financial Group, Inc. Class A                              134,590   9,394,382
*   FCB Financial Holdings, Inc. Class A                           114,807   5,390,189
    Federal Agricultural Mortgage Corp. Class A                        300      18,000
    Federal Agricultural Mortgage Corp. Class C                     65,632   3,653,077
    Federated National Holding Co.                                  90,174   1,653,791
#   Fidelity & Guaranty Life                                        35,572     851,949
    Fidelity Southern Corp.                                        142,667   3,317,008
    Financial Institutions, Inc.                                    57,741   1,902,566
*   First Acceptance Corp.                                          86,504     137,541
    First American Financial Corp.                                 418,857  15,740,646
*   First BanCorp(318672706)                                       718,936   4,831,250
#   First Bancorp(318910106)                                        84,555   2,474,925
    First Bancorp, Inc.                                             35,923     969,921
    First Bancshares, Inc. (The)                                     1,637      45,263
    First Busey Corp.                                              123,088   3,600,324

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
    First Business Financial Services, Inc.                         13,636 $   330,400
    First Citizens BancShares, Inc. Class A                         25,976   9,526,438
    First Commonwealth Financial Corp.                             533,796   7,537,200
    First Community Bancshares, Inc.                                68,150   1,983,165
    First Connecticut Bancorp, Inc.                                 19,431     440,112
    First Defiance Financial Corp.                                  48,297   2,340,473
    First Financial Bancorp                                        466,600  12,854,830
    First Financial Corp.                                           42,280   2,044,238
    First Financial Northwest, Inc.                                 95,160   1,974,570
#*  First Foundation, Inc.                                           9,144     132,588
    First Internet Bancorp                                           1,576      49,092
#   First Interstate BancSystem, Inc. Class A                      182,642   7,515,718
    First Merchants Corp.                                          237,317   9,096,361
    First Mid-Illinois Bancshares, Inc.                                412      12,982
    First Midwest Bancorp, Inc.                                    620,737  15,071,494
#*  First NBC Bank Holding Co.                                      98,583     394,332
    First of Long Island Corp. (The)                                 2,178      59,024
    First South Bancorp, Inc.                                        6,484      80,337
*   First United Corp.                                               5,808      83,054
    FirstCash, Inc.                                                145,536   6,214,387
*   Flagstar Bancorp, Inc.                                         255,182   6,576,040
    Flushing Financial Corp.                                       181,023   4,923,826
#   FNB Corp.                                                    1,818,297  27,165,357
*   FNFV Group                                                      15,855     206,115
#   Fulton Financial Corp.                                       1,652,535  30,076,137
    Gain Capital Holdings, Inc.                                    249,995   1,877,462
*   Genworth Financial, Inc. Class A                               548,416   1,842,678
    German American Bancorp, Inc.                                   28,313   1,358,741
*   Global Indemnity, Ltd.                                          84,089   3,322,356
    Great Southern Bancorp, Inc.                                    67,243   3,365,512
#   Great Western Bancorp, Inc.                                     53,219   2,275,112
#*  Green Bancorp, Inc.                                              6,683     114,613
*   Green Dot Corp. Class A                                        445,667  11,943,876
#*  Greenlight Capital Re, Ltd. Class A                            248,168   5,608,597
    Guaranty Bancorp                                                58,612   1,418,410
    Guaranty Federal Bancshares, Inc.                                  348       7,099
*   Hallmark Financial Services, Inc.                              110,274   1,206,398
#   Hancock Holding Co.                                            726,661  33,317,407
    Hanmi Financial Corp.                                          290,707   9,636,937
    Hanover Insurance Group, Inc. (The)                            312,177  26,204,137
    Hawthorn Bancshares, Inc.                                          601      11,629
#   HCI Group, Inc.                                                 74,635   3,086,904
    Heartland Financial USA, Inc.                                  111,139   5,201,305
    Heritage Commerce Corp.                                        126,014   1,769,237
    Heritage Financial Corp.                                       108,381   2,763,715
#   Heritage Insurance Holdings, Inc.                               35,048     496,981
    Heritage Oaks Bancorp                                            4,575      61,945
    Hilltop Holdings, Inc.                                         734,484  20,110,172
    Hingham Institution for Savings                                    598     115,647
*   HMN Financial, Inc.                                              4,634      84,570
    Home Bancorp, Inc.                                              12,610     448,538
*   HomeStreet, Inc.                                               146,321   3,833,610
*   HomeTrust Bancshares, Inc.                                      46,359   1,147,385

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
    Hope Bancorp, Inc.                                             957,438 $20,020,029
    HopFed Bancorp, Inc.                                            11,678     165,711
    Horace Mann Educators Corp.                                    199,944   8,267,684
    Horizon Bancorp                                                 53,325   1,366,720
    Iberiabank Corp.                                               384,391  31,577,721
    Independence Holding Co.                                        63,757   1,268,764
    Independent Bank Corp.(453836108)                              201,340  12,553,549
    Independent Bank Corp.(453838609)                               24,000     504,000
    Independent Bank Group, Inc.                                    23,367   1,452,259
    Infinity Property & Casualty Corp.                              14,000   1,215,900
    International Bancshares Corp.                                 468,840  17,393,964
*   INTL. FCStone, Inc.                                            103,495   3,816,896
    Investment Technology Group, Inc.                              184,878   3,719,745
#   Investors Bancorp, Inc.                                      3,418,889  49,061,057
    Investors Title Co.                                              6,446     783,318
    James River Group Holdings, Ltd.                                20,787     824,205
    Janus Capital Group, Inc.                                      754,394   9,429,925
*   KCG Holdings, Inc. Class A                                     511,775   7,149,497
#   Kearny Financial Corp.                                         132,374   2,018,703
    Kemper Corp.                                                   320,067  13,826,894
    Kentucky First Federal Bancorp                                   2,420      22,990
#   Kingstone Cos., Inc.                                             4,134      49,401
#*  Ladenburg Thalmann Financial Services, Inc.                      2,433       5,596
    Lake Shore Bancorp, Inc.                                           406       6,435
    Lakeland Bancorp, Inc.                                         201,426   3,736,452
    Landmark Bancorp, Inc.                                           1,235      37,668
#   LCNB Corp.                                                       1,207      27,158
    LegacyTexas Financial Group, Inc.                              311,784  12,882,915
#   Legg Mason, Inc.                                               885,555  28,063,238
    Macatawa Bank Corp.                                            161,923   1,654,853
    Mackinac Financial Corp.                                        27,138     360,393
    Maiden Holdings, Ltd.                                          503,815   8,942,716
    MainSource Financial Group, Inc.                               159,225   5,232,133
*   Malvern Bancorp, Inc.                                              500      10,275
    Marlin Business Services Corp.                                  60,697   1,392,996
    MB Financial, Inc.                                             434,291  19,338,978
#*  MBIA, Inc.                                                     868,994   8,863,739
    MBT Financial Corp.                                             83,741     904,403
    Mercantile Bank Corp.                                           52,467   1,694,684
    Merchants Bancshares, Inc.                                      26,807   1,367,157
    Meridian Bancorp, Inc.                                         275,016   5,184,052
#   Meta Financial Group, Inc.                                      41,153   3,615,291
    Mid Penn Bancorp, Inc.                                             106       2,624
#   Middleburg Financial Corp.                                       1,531      52,575
#   MidSouth Bancorp, Inc.                                          30,007     433,601
    MidWestOne Financial Group, Inc.                                 9,952     351,405
    MutualFirst Financial, Inc.                                      7,316     228,625
    National Bank Holdings Corp. Class A                           210,454   6,839,755
*   National Commerce Corp.                                          1,262      47,325
    National General Holdings Corp.                                147,930   3,622,806
    National Security Group, Inc. (The)                              2,423      39,107
    National Western Life Group, Inc. Class A                        6,267   1,837,171
#   Navient Corp.                                                2,403,495  36,148,565

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
    Navigators Group, Inc. (The)                                   145,692 $ 8,180,606
#   NBT Bancorp, Inc.                                              284,806  11,602,996
    Nelnet, Inc. Class A                                           211,942  10,391,516
#   New York Community Bancorp, Inc.                                51,169     777,257
*   NewStar Financial, Inc.                                        264,230   2,346,362
*   Nicholas Financial, Inc.                                        13,692     150,612
*   Nicolet Bankshares, Inc.                                           523      25,350
*   NMI Holdings, Inc. Class A                                     159,162   1,718,950
    Northeast Bancorp                                                5,243      74,451
    Northeast Community Bancorp, Inc.                                9,687      75,074
    Northfield Bancorp, Inc.                                       323,302   5,835,601
    Northrim BanCorp, Inc.                                          29,158     823,713
#   Northwest Bancshares, Inc.                                     819,941  13,996,393
    Norwood Financial Corp.                                            368      13,428
    OceanFirst Financial Corp.                                       6,509     184,921
#*  Ocwen Financial Corp.                                          202,298   1,066,110
    OFG Bancorp                                                    323,058   4,280,518
#   Ohio Valley Banc Corp.                                           2,740      76,720
    Old Line Bancshares, Inc.                                        6,615     177,348
    Old National Bancorp.                                          977,476  17,350,199
    Old Republic International Corp.                             1,874,486  38,989,309
    Old Second Bancorp, Inc.                                        78,742     850,414
*   On Deck Capital, Inc.                                           18,424      92,673
    OneBeacon Insurance Group, Ltd. Class A                        157,505   2,556,306
    Oppenheimer Holdings, Inc. Class A                              34,677     592,977
    Opus Bank                                                       92,833   1,889,152
    Oritani Financial Corp.                                        356,985   6,193,690
    Orrstown Financial Services, Inc.                                  573      12,577
    Pacific Continental Corp.                                       74,161   1,839,193
*   Pacific Mercantile Bancorp                                      49,678     355,198
*   Pacific Premier Bancorp, Inc.                                   11,529     453,666
#   PacWest Bancorp                                              1,126,623  62,414,914
    Park Sterling Corp.                                            216,830   2,536,911
    Peapack Gladstone Financial Corp.                               48,057   1,451,562
#   Penns Woods Bancorp, Inc.                                        7,848     362,578
#   People's United Financial, Inc.                              3,485,483  65,352,806
    People's Utah Bancorp                                            2,589      65,372
    Peoples Bancorp of North Carolina, Inc.                          2,810      73,060
    Peoples Bancorp, Inc.                                          102,071   3,169,305
#   Peoples Financial Services Corp.                                 1,269      54,567
*   PHH Corp.                                                      524,869   7,652,590
*   PICO Holdings, Inc.                                            129,706   1,848,310
#   Pinnacle Financial Partners, Inc.                              114,389   7,646,905
*   Piper Jaffray Cos.                                              60,533   4,267,576
    Popular, Inc.                                                  623,771  27,714,146
#*  PRA Group, Inc.                                                 60,976   2,426,845
    Preferred Bank                                                  57,086   3,163,135
    Premier Financial Bancorp, Inc.                                 25,330     464,046
    PrivateBancorp, Inc.                                           293,571  16,046,591
    ProAssurance Corp.                                             215,220  11,707,968
#   Prosperity Bancshares, Inc.                                    609,064  44,236,318
    Provident Financial Holdings, Inc.                              42,174     781,484
    Provident Financial Services, Inc.                             332,870   8,811,069

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
    Prudential Bancorp, Inc.                                         4,416 $    77,412
    QCR Holdings, Inc.                                              16,259     682,065
*   Regional Management Corp.                                       57,952   1,449,380
    Reinsurance Group of America, Inc.                             367,484  46,108,217
#   RenaissanceRe Holdings, Ltd.                                   419,164  57,140,436
    Renasant Corp.                                                 283,514  11,283,857
    Republic Bancorp, Inc. Class A                                  34,617   1,199,479
#*  Republic First Bancorp, Inc.                                     2,800      21,140
    Riverview Bancorp, Inc.                                         64,464     494,439
    S&T Bancorp, Inc.                                              192,101   7,226,840
*   Safeguard Scientifics, Inc.                                    100,341   1,209,109
    Safety Insurance Group, Inc.                                   141,647  10,156,090
    Sandy Spring Bancorp, Inc.                                     140,364   5,750,713
#*  Santander Consumer USA Holdings, Inc.                          248,594   3,286,413
*   Seacoast Banking Corp. of Florida                              192,210   4,186,334
*   Security National Financial Corp. Class A                       25,732     180,126
*   Select Bancorp, Inc.                                               700       7,231
#   Selective Insurance Group, Inc.                                374,870  15,632,079
    Shore Bancshares, Inc.                                           5,813      93,531
    SI Financial Group, Inc.                                        11,828     178,011
    Sierra Bancorp                                                  46,931   1,255,874
    Simmons First National Corp. Class A                           106,407   6,400,381
    South State Corp.                                              186,725  16,693,215
*   Southern First Bancshares, Inc.                                  3,747     132,644
    Southern Missouri Bancorp, Inc.                                  2,186      73,581
    Southern National Bancorp of Virginia, Inc.                      2,828      45,333
    Southside Bancshares, Inc.                                     121,244   4,141,695
    Southwest Bancorp, Inc.                                        116,316   3,221,953
    Southwest Georgia Financial Corp.                                2,355      47,689
#   State Auto Financial Corp.                                     152,408   3,849,826
    State Bank Financial Corp.                                     155,772   4,118,612
    State National Cos., Inc.                                       20,418     280,952
#   Sterling Bancorp                                               586,858  13,996,563
    Stewart Information Services Corp.                             179,656   7,847,374
#*  Stifel Financial Corp.                                         263,569  13,265,428
    Stonegate Bank                                                  12,508     569,239
    Suffolk Bancorp                                                 91,874   3,805,421
#   Summit Financial Group, Inc.                                     2,750      71,912
    Summit State Bank                                                2,721      42,856
    Sun Bancorp, Inc.                                               41,140   1,028,500
    Sussex Bancorp                                                     639      13,579
#   Synovus Financial Corp.                                        399,567  16,653,953
    TCF Financial Corp.                                          1,606,299  27,869,288
    Territorial Bancorp, Inc.                                       33,551   1,062,560
#*  Texas Capital Bancshares, Inc.                                 184,081  15,186,682
    TheStreet, Inc.                                                 45,620      37,408
#*  Third Point Reinsurance, Ltd.                                   28,235     323,291
    Timberland Bancorp, Inc.                                        13,286     277,810
    Tiptree, Inc.                                                  236,026   1,545,970
    Towne Bank                                                     343,495  11,060,539
    Trico Bancshares                                               148,301   5,467,858
*   TriState Capital Holdings, Inc.                                 45,083   1,000,843
*   Triumph Bancorp, Inc.                                            3,061      82,800

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES       VALUE+
                                                                 --------- --------------
Financials -- (Continued)
    TrustCo Bank Corp. NY                                          756,684 $    6,356,146
#   Trustmark Corp.                                                538,833     18,115,565
    Two River Bancorp                                                1,955         31,026
#   UMB Financial Corp.                                            113,322      8,741,659
    Umpqua Holdings Corp.                                        2,390,030     43,761,449
    Union Bankshares Corp.                                         301,332     11,076,964
    United Bancshares, Inc.                                            466         10,473
#   United Bankshares, Inc.                                        103,521      4,637,741
    United Community Bancorp                                         1,645         27,883
    United Community Banks, Inc.                                   506,724     14,254,146
    United Community Financial Corp.                               166,767      1,419,187
    United Financial Bancorp, Inc.                                 295,561      5,334,876
    United Fire Group, Inc.                                        125,128      5,906,042
#   United Insurance Holdings Corp.                                 85,379      1,167,131
*   United Security Bancshares                                       2,268         17,917
    Unity Bancorp, Inc.                                             12,010        197,564
    Univest Corp. of Pennsylvania                                   85,459      2,405,671
    Validus Holdings, Ltd.                                         774,897     44,169,129
#   Valley National Bancorp                                      1,869,734     22,642,479
*   Veritex Holdings, Inc.                                             694         18,849
#   Virtus Investment Partners, Inc.                                60,629      6,608,561
#   Waddell & Reed Financial, Inc. Class A                         163,448      2,950,236
*   Walker & Dunlop, Inc.                                          287,335      9,025,192
    Washington Federal, Inc.                                       683,710     22,459,873
    Washington Trust Bancorp, Inc.                                  57,192      3,116,964
    WashingtonFirst Bankshares, Inc.                                 5,922        164,928
    Waterstone Financial, Inc.                                     141,640      2,563,684
    Wayne Savings Bancshares, Inc.                                     520          9,360
#   Webster Financial Corp.                                        381,729     20,048,407
    WesBanco, Inc.                                                 259,679     10,776,678
    West Bancorporation, Inc.                                       22,611        515,531
    Western New England Bancorp, Inc.                              148,894      1,444,272
    White Mountains Insurance Group, Ltd.                           12,761     11,609,447
    Wintrust Financial Corp.                                       425,463     30,463,151
#   WR Berkley Corp.                                               437,765     29,422,186
    WSFS Financial Corp.                                           140,606      6,369,452
    WVS Financial Corp.                                                111          1,637
*   Xenith Bankshares, Inc.                                          1,321         34,399
    Yadkin Financial Corp.                                           6,769        216,608
#   Zions Bancorporation                                         1,421,056     59,954,353
                                                                           --------------
Total Financials                                                            2,596,560,490
                                                                           --------------
Health Care -- (4.1%)
#*  AAC Holdings, Inc.                                               6,748         53,647
#*  Acadia Healthcare Co., Inc.                                    117,397      4,504,523
#   Aceto Corp.                                                    194,064      3,704,682
#*  Achillion Pharmaceuticals, Inc.                                146,817        612,227
#*  Acorda Therapeutics, Inc.                                      196,905      4,036,552
*   Addus HomeCare Corp.                                           144,245      4,925,967
#*  Adverum Biotechnologies, Inc.                                    7,806         22,637
#*  Air Methods Corp.                                              334,787     11,951,896
#*  Albany Molecular Research, Inc.                                132,273      2,433,823
*   Alere, Inc.                                                    361,163     13,363,031

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Health Care -- (Continued)
*   Allied Healthcare Products, Inc.                               1,298 $     2,895
#*  Allscripts Healthcare Solutions, Inc.                        951,182  11,138,341
*   Almost Family, Inc.                                           74,418   3,516,250
*   Amedisys, Inc.                                                81,782   3,747,251
*   American Shared Hospital Services                              4,548      20,466
#*  Amphastar Pharmaceuticals, Inc.                              119,886   1,888,204
#   Analogic Corp.                                               135,802  10,545,025
*   AngioDynamics, Inc.                                          233,282   3,754,674
*   Applied Genetic Technologies Corp.                             6,449      46,755
#*  Aptevo Therapeutics, Inc.                                    178,194     354,606
*   Arrhythmia Research Technology, Inc.                             600       2,526
*   Aviragen Therapeutics, Inc.                                    4,190       5,447
#*  Bio-Rad Laboratories, Inc. Class A                            44,104   8,383,288
*   BioScrip, Inc.                                               165,900     227,283
#*  Brookdale Senior Living, Inc.                                976,699  14,621,184
#*  Caladrius Biosciences, Inc.                                    2,030       9,115
#*  Cara Therapeutics, Inc.                                        6,245      95,673
#*  Cempra, Inc.                                                  27,378      86,241
#*  Chimerix, Inc.                                               122,668     667,314
#*  Community Health Systems, Inc.                               622,823   3,986,067
#   CONMED Corp.                                                 169,792   7,571,025
*   Cross Country Healthcare, Inc.                               135,052   1,954,202
    CryoLife, Inc.                                               237,194   4,506,686
#*  Cumberland Pharmaceuticals, Inc.                              90,380     556,741
*   Cutera, Inc.                                                  55,396   1,024,826
#*  Cyclacel Pharmaceuticals, Inc.                                 4,240      20,140
#*  Cynosure, Inc. Class A                                       179,194   9,568,960
*   Derma Sciences, Inc.                                           7,113      49,791
*   Dicerna Pharmaceuticals, Inc.                                  4,954      12,335
    Digirad Corp.                                                 92,373     466,484
#*  Diplomat Pharmacy, Inc.                                       23,062     316,872
#*  Dynavax Technologies Corp.                                     4,100      16,810
*   Electromed, Inc.                                              24,884      98,541
*   Emergent BioSolutions, Inc.                                  381,719  11,554,634
*   Enanta Pharmaceuticals, Inc.                                  60,188   1,993,727
#*  Endo International P.L.C.                                    307,586   3,764,853
    Ensign Group, Inc. (The)                                      68,304   1,389,303
#*  Envision Healthcare Corp.                                    314,515  21,387,020
*   Esperion Therapeutics, Inc.                                   23,294     282,323
*   Exactech, Inc.                                                60,325   1,487,011
*   Five Star Quality Care, Inc.                                  71,542     203,895
#*  Galena Biopharma, Inc.                                        12,663      20,894
*   Genesis Healthcare, Inc.                                      11,744      48,268
#*  Globus Medical, Inc. Class A                                  44,111   1,162,766
*   Haemonetics Corp.                                            416,441  16,599,338
#*  Halyard Health, Inc.                                         422,868  16,267,732
#*  Hanger, Inc.                                                  58,363     701,523
*   Harvard Bioscience, Inc.                                     184,929     554,787
*   HealthStream, Inc.                                            43,762   1,004,776
*   HMS Holdings Corp.                                           502,339   9,122,476
*   Impax Laboratories, Inc.                                     214,211   2,816,875
*   InfuSystem Holdings, Inc.                                     17,749      40,823
#*  Inovalon Holdings, Inc. Class A                               38,757     447,643

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                        SHARES    VALUE+
                                                                        ------- -----------
Health Care -- (Continued)
*          Integer Holdings Corp.                                       237,310 $ 7,688,844
#*         Intra-Cellular Therapies, Inc.                                21,422     309,334
#          Invacare Corp.                                               238,328   2,740,772
*          Juniper Pharmaceuticals, Inc.                                  1,600       8,320
           Kewaunee Scientific Corp.                                      9,303     235,831
*          Kindred Biosciences, Inc.                                    289,628   1,897,063
#          Kindred Healthcare, Inc.                                     654,667   4,353,536
           LeMaitre Vascular, Inc.                                       28,093     637,992
*          LHC Group, Inc.                                              176,696   8,857,770
*          LifePoint Health, Inc.                                       350,056  20,775,824
*          LivaNova P.L.C.                                                6,767     325,527
*          Luminex Corp.                                                285,994   5,782,799
*          Magellan Health, Inc.                                        192,409  14,421,055
*          Mallinckrodt P.L.C.                                          123,182   6,002,659
(degrees)* MedCath Corp.                                                103,153          --
#*         MediciNova, Inc.                                               2,864      15,924
*          Merit Medical Systems, Inc.                                  444,532  11,291,113
*          Misonix, Inc.                                                  4,641      49,195
#*         Molina Healthcare, Inc.                                      346,422  19,649,056
#*         Myriad Genetics, Inc.                                         58,559     947,485
           National HealthCare Corp.                                     35,571   2,662,489
*          Natus Medical, Inc.                                            6,279     245,195
*          Nivalis Therapeutics, Inc.                                    16,325      35,915
*          Nuvectra Corp.                                                74,611     580,474
*          Omnicell, Inc.                                               227,324   8,160,932
*          OraSure Technologies, Inc.                                   430,015   3,792,732
#*         Orexigen Therapeutics, Inc.                                    5,000      16,850
#*         Orthofix International NV                                     38,877   1,397,239
#          Owens & Minor, Inc.                                          438,792  15,743,857
#          Patterson Cos., Inc.                                           9,544     397,126
#          PDL BioPharma, Inc.                                          130,909     288,000
*          Pfenex, Inc.                                                   7,380      58,892
*          PharmAthene, Inc.                                             23,427      72,624
*          PharMerica Corp.                                             186,106   4,615,429
*          Prestige Brands Holdings, Inc.                               269,782  14,233,698
*          Providence Service Corp. (The)                               149,050   5,760,782
#*         PTC Therapeutics, Inc.                                        44,083     577,487
           Quality Systems, Inc.                                         15,703     235,702
*          Quorum Health Corp.                                          164,172   1,443,072
*          Regulus Therapeutics, Inc.                                     8,677      10,412
*          RTI Surgical, Inc.                                           366,932   1,192,529
#*         Sangamo Therapeutics, Inc.                                     7,215      25,253
*          SciClone Pharmaceuticals, Inc.                               467,095   4,741,014
*          SeaSpine Holdings Corp.                                       57,594     419,284
#*         Select Medical Holdings Corp.                                907,502  11,298,400
           Span-America Medical Systems, Inc.                             7,621     151,963
*          Spectrum Pharmaceuticals, Inc.                               183,932     857,123
#*         Stemline Therapeutics, Inc.                                    7,200      73,440
#*         Taro Pharmaceutical Industries, Ltd.                           4,008     418,796
#*         Tetraphase Pharmaceuticals, Inc.                              45,833     175,540
*          Tivity Health, Inc.                                          305,728   7,841,923
#*         Triple-S Management Corp. Class B                            122,302   2,337,191
*          Universal American Corp.                                     488,897   4,859,636

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
Health Care -- (Continued)
*   Vical, Inc.                                                      4,309 $      9,394
#*  VWR Corp.                                                      124,789    3,233,283
*   WellCare Health Plans, Inc.                                     97,072   14,127,859
*   Zafgen, Inc.                                                     7,213       30,367
                                                                           ------------
Total Health Care                                                           443,833,671
                                                                           ------------
Industrials -- (18.4%)
    AAR Corp.                                                      206,357    6,601,360
    ABM Industries, Inc.                                           527,684   21,313,157
*   Acacia Research Corp.                                           37,864      221,504
*   ACCO Brands Corp.                                              801,336   10,217,034
    Acme United Corp.                                               13,593      331,125
    Actuant Corp. Class A                                          451,532   11,807,562
*   AECOM                                                        1,307,495   48,285,790
*   Aegion Corp.                                                   188,383    4,381,789
*   AeroCentury Corp.                                                  782        8,113
#*  Aerovironment, Inc.                                            216,013    5,657,380
#   AGCO Corp.                                                     929,613   58,379,696
#   Air Lease Corp.                                              1,011,383   36,794,114
*   Air Transport Services Group, Inc.                             424,950    6,854,444
#   Aircastle, Ltd.                                                358,110    7,985,853
    Alamo Group, Inc.                                               63,138    4,775,127
    Albany International Corp. Class A                             199,343    9,458,825
    Allied Motion Technologies, Inc.                                 5,605      123,534
*   Alpha PRO Tech, Ltd.                                            15,140       46,934
    Altra Industrial Motion Corp.                                   58,216    2,171,457
    AMERCO                                                          73,919   27,843,070
*   Ameresco, Inc. Class A                                          50,452      262,350
#   American Railcar Industries, Inc.                              121,307    5,403,014
*   American Superconductor Corp.                                    1,882       13,155
*   AMREP Corp.                                                      7,243       50,918
#   Applied Industrial Technologies, Inc.                          196,369   11,870,506
*   ARC Document Solutions, Inc.                                   155,962      734,581
    ArcBest Corp.                                                  166,239    5,253,152
    Argan, Inc.                                                    130,753    9,643,034
*   Armstrong Flooring, Inc.                                        19,279      405,437
*   Arotech Corp.                                                   58,638      237,484
    Astec Industries, Inc.                                         213,763   14,959,135
*   Astronics Corp.                                                  4,950      162,410
*   Atlas Air Worldwide Holdings, Inc.                             151,882    8,011,776
*   Avalon Holdings Corp. Class A                                    1,925        5,409
#*  Avis Budget Group, Inc.                                        139,602    5,195,986
*   Babcock & Wilcox Enterprises, Inc.                              58,648      975,903
    Barnes Group, Inc.                                             360,789   17,364,775
*   Beacon Roofing Supply, Inc.                                    203,549    8,909,340
*   BlueLinx Holdings, Inc.                                         14,970       98,503
*   BMC Stock Holdings, Inc.                                       107,883    2,017,412
    Brady Corp. Class A                                            218,721    7,950,508
#   Briggs & Stratton Corp.                                        259,610    5,623,153
*   Broadwind Energy, Inc.                                           5,098       21,106
*   CAI International, Inc.                                        108,133    1,745,267
    Carlisle Cos., Inc.                                             10,000    1,091,100
*   CBIZ, Inc.                                                     372,911    4,885,134

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
*   CDI Corp.                                                    140,518 $ 1,208,455
    CECO Environmental Corp.                                      98,240   1,288,909
#   Celadon Group, Inc.                                          191,356   1,454,306
*   Chart Industries, Inc.                                       310,631  12,049,376
    Chicago Bridge & Iron Co. NV                                 299,426   9,943,937
    Chicago Rivet & Machine Co.                                    2,571     123,459
#   CIRCOR International, Inc.                                   144,895   9,024,061
*   Civeo Corp.                                                  419,204   1,483,982
    CLARCOR, Inc.                                                 22,361   1,851,714
#*  Clean Harbors, Inc.                                          287,062  15,931,941
*   Colfax Corp.                                                 745,128  29,059,992
    Columbus McKinnon Corp.                                      130,763   3,594,675
*   Commercial Vehicle Group, Inc.                               145,946     869,838
    CompX International, Inc.                                      5,019      73,277
*   Continental Building Products, Inc.                           66,060   1,535,895
*   Continental Materials Corp.                                      125       3,713
    Copa Holdings SA Class A                                     197,000  19,205,530
#   Covanta Holding Corp.                                        761,505  12,260,230
*   Covenant Transportation Group, Inc. Class A                   96,954   2,087,420
*   CPI Aerostructures, Inc.                                      38,311     337,137
    CRA International, Inc.                                       59,286   1,970,074
    Crane Co.                                                      3,307     238,236
*   CSW Industrials, Inc.                                         21,852     798,691
    Cubic Corp.                                                  173,396   8,244,980
    Curtiss-Wright Corp.                                         258,230  25,322,034
#*  DigitalGlobe, Inc.                                           451,380  12,661,209
    DMC Global, Inc.                                              53,317     850,406
    Douglas Dynamics, Inc.                                       182,798   6,178,572
*   Ducommun, Inc.                                                68,681   2,035,018
*   DXP Enterprises, Inc.                                          1,300      49,166
    Eastern Co. (The)                                             16,266     322,067
#*  Echo Global Logistics, Inc.                                  151,028   3,586,915
    Ecology and Environment, Inc. Class A                          8,425      87,199
    EMCOR Group, Inc.                                            247,059  17,217,542
    Encore Wire Corp.                                            132,832   5,612,152
*   Energy Recovery, Inc.                                         30,058     307,794
    EnerSys                                                      193,396  15,075,218
*   Engility Holdings, Inc.                                       77,699   2,278,912
    Ennis, Inc.                                                  155,495   2,627,866
    EnPro Industries, Inc.                                        78,936   5,360,544
    ESCO Technologies, Inc.                                      177,606  10,336,669
#   Espey Manufacturing & Electronics Corp.                        7,809     205,572
    Essendant, Inc.                                              245,312   5,124,568
*   Esterline Technologies Corp.                                 154,001  13,190,186
#*  ExOne Co. (The)                                                  900       8,865
    Federal Signal Corp.                                         694,228  10,788,303
    Fluor Corp.                                                  181,789  10,089,290
    Forward Air Corp.                                             44,239   2,131,877
*   Franklin Covey Co.                                           125,447   2,195,323
    Franklin Electric Co., Inc.                                  273,390  11,031,287
    FreightCar America, Inc.                                     100,518   1,452,485
*   FTI Consulting, Inc.                                         353,706  14,905,171
*   Fuel Tech, Inc.                                               51,222      65,564

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Industrials -- (Continued)
    G&K Services, Inc. Class A                                      51,274 $ 4,925,380
#   GATX Corp.                                                     231,825  13,404,121
#*  Genco Shipping & Trading, Ltd.                                   1,654      15,630
*   Gencor Industries, Inc.                                         41,675     652,214
#   General Cable Corp.                                            411,273   8,348,842
#*  Genesee & Wyoming, Inc. Class A                                538,324  40,568,097
*   Gibraltar Industries, Inc.                                     182,418   8,008,150
#*  Golden Ocean Group, Ltd.                                        24,258     132,449
#*  Goldfield Corp. (The)                                           93,239     564,096
    Gorman-Rupp Co. (The)                                           19,230     624,206
*   GP Strategies Corp.                                             80,140   2,059,598
    Graham Corp.                                                    19,851     441,089
    Granite Construction, Inc.                                     441,554  24,784,426
*   Great Lakes Dredge & Dock Corp.                                359,406   1,868,911
#   Greenbrier Cos., Inc. (The)                                    152,823   6,686,006
#   Griffon Corp.                                                  279,210   7,105,895
    Hardinge, Inc.                                                  61,608     653,045
*   HC2 Holdings, Inc.                                               2,965      19,717
    Heidrick & Struggles International, Inc.                       140,406   3,138,074
*   Heritage-Crystal Clean, Inc.                                    14,973     223,846
#*  Hertz Global Holdings, Inc.                                    157,416   3,301,014
*   Hill International, Inc.                                       156,465     844,911
    Houston Wire & Cable Co.                                       146,445   1,076,371
*   Hub Group, Inc. Class A                                        330,218  14,645,168
    Hudson Global, Inc.                                            119,294     153,889
#*  Hudson Technologies, Inc.                                       73,261     531,875
    Hurco Cos., Inc.                                                41,642   1,274,245
*   Huron Consulting Group, Inc.                                   214,995   9,739,274
*   Huttig Building Products, Inc.                                   8,919      60,025
    Hyster-Yale Materials Handling, Inc.                            91,430   5,624,774
*   ICF International, Inc.                                        140,609   7,311,668
*   InnerWorkings, Inc.                                            796,310   7,652,539
*   Innovative Solutions & Support, Inc.                             9,704      38,088
    Insteel Industries, Inc.                                       131,132   4,857,129
*   Intersections, Inc.                                             43,923     173,057
    ITT, Inc.                                                      274,113  11,202,998
*   Jacobs Engineering Group, Inc.                               1,272,136  74,483,563
*   JetBlue Airways Corp.                                        1,207,549  23,680,036
    Joy Global, Inc.                                               148,786   4,183,862
    Kadant, Inc.                                                    37,631   2,318,070
#   Kaman Corp.                                                    234,691  11,858,936
#   KBR, Inc.                                                      757,007  12,876,689
    Kelly Services, Inc. Class A                                   198,377   4,441,661
#   Kennametal, Inc.                                                21,750     777,345
*   Key Technology, Inc.                                            23,834     321,759
#*  KEYW Holding Corp. (The)                                        54,411     544,654
#*  Kirby Corp.                                                    505,535  32,581,731
#*  KLX, Inc.                                                      409,113  20,042,446
#   Knight Transportation, Inc.                                     71,793   2,397,886
    Korn/Ferry International                                       432,587  12,566,652
#*  Kratos Defense & Security Solutions, Inc.                      453,900   3,740,136
*   Lawson Products, Inc.                                           37,974     981,628
*   Layne Christensen Co.                                          101,574   1,059,417

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Industrials -- (Continued)
    LB Foster Co. Class A                                           73,961 $ 1,109,415
*   LMI Aerospace, Inc.                                             76,937     682,431
    LS Starrett Co. (The) Class A                                   24,580     270,380
    LSC Communications, Inc.                                        13,719     359,712
    LSI Industries, Inc.                                           236,772   2,254,069
*   Lydall, Inc.                                                    72,285   4,409,385
*   Manitex International, Inc.                                      9,272      80,296
#*  Manitowoc Co., Inc. (The)                                    1,110,023   7,581,457
#*  Manitowoc Foodservice, Inc.                                    422,602   8,105,506
    ManpowerGroup, Inc.                                            317,440  30,302,822
    Marten Transport, Ltd.                                         171,197   3,911,851
*   Masonite International Corp.                                     4,614     307,292
*   MasTec, Inc.                                                   629,990  23,467,127
    Matson, Inc.                                                   234,868   8,375,393
    Matthews International Corp. Class A                           211,630  14,274,443
    McGrath RentCorp                                               190,865   7,306,312
*   Mercury Systems, Inc.                                          342,472  11,548,156
*   MFRI, Inc.                                                      27,948     244,545
    Miller Industries, Inc.                                         66,070   1,750,855
*   Mistras Group, Inc.                                            124,408   2,871,337
    Mobile Mini, Inc.                                              339,738  11,058,472
*   Moog, Inc. Class A                                             248,122  16,343,796
*   MRC Global, Inc.                                               652,708  13,413,149
    Mueller Industries, Inc.                                       456,730  18,387,950
    Mueller Water Products, Inc. Class A                             3,059      41,174
*   MYR Group, Inc.                                                136,588   5,254,540
    National Presto Industries, Inc.                                10,478   1,114,859
*   Navigant Consulting, Inc.                                      318,789   7,874,088
*   NL Industries, Inc.                                             87,722     526,332
#   NN, Inc.                                                       188,204   3,641,747
*   Northwest Pipe Co.                                              87,988   1,684,970
#*  NOW, Inc.                                                      117,415   2,496,243
*   NV5 Global, Inc.                                                31,087   1,266,795
*   On Assignment, Inc.                                            468,378  21,208,156
    Orbital ATK, Inc.                                              139,801  12,155,697
*   Orion Energy Systems, Inc.                                      75,467     156,217
*   Orion Group Holdings, Inc.                                     116,509   1,223,345
    Oshkosh Corp.                                                  455,176  31,693,905
    Owens Corning                                                  896,094  49,509,193
*   PAM Transportation Services, Inc.                               20,834     485,641
    Park-Ohio Holdings Corp.                                        29,434   1,320,115
*   Patriot Transportation Holding, Inc.                             4,683     121,711
*   Pendrell Corp.                                                   2,027      13,338
*   Perma-Fix Environmental Services                                15,435      50,936
    Powell Industries, Inc.                                         67,862   2,611,330
    Preformed Line Products Co.                                     21,066   1,150,204
#   Primoris Services Corp.                                        293,613   7,287,475
    Quanex Building Products Corp.                                 278,521   5,500,790
*   Quanta Services, Inc.                                        1,710,356  61,384,677
*   Radiant Logistics, Inc.                                         35,523     130,369
    Raven Industries, Inc.                                         158,826   3,978,591
*   RBC Bearings, Inc.                                              73,660   6,823,126
    RCM Technologies, Inc.                                          41,207     247,654

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Industrials -- (Continued)
    Regal Beloit Corp.                                             333,023 $24,177,470
    Resources Connection, Inc.                                     289,896   4,841,263
*   Roadrunner Transportation Systems, Inc.                        213,905   1,694,128
*   RPX Corp.                                                      334,400   3,631,584
#   RR Donnelley & Sons Co.                                        142,617   2,445,882
*   Rush Enterprises, Inc. Class A                                 166,789   5,462,340
*   Rush Enterprises, Inc. Class B                                   1,650      50,738
    Ryder System, Inc.                                             540,258  41,924,021
*   Saia, Inc.                                                     169,263   8,133,087
*   SIFCO Industries, Inc.                                          16,504     139,459
#   Simpson Manufacturing Co., Inc.                                372,842  16,226,084
    SkyWest, Inc.                                                  262,735   9,300,819
*   SP Plus Corp.                                                   86,799   2,404,332
*   Sparton Corp.                                                   52,403   1,136,097
#*  Spirit Airlines, Inc.                                          239,447  12,939,716
*   SPX Corp.                                                       42,113   1,050,719
*   SPX FLOW, Inc.                                                 129,471   4,517,243
    Standex International Corp.                                      2,236     194,979
    Steelcase, Inc. Class A                                        508,077   8,535,694
*   Sterling Construction Co., Inc.                                176,634   1,617,967
    Supreme Industries, Inc. Class A                                99,304   1,823,221
#*  Team, Inc.                                                     199,219   6,693,758
*   Teledyne Technologies, Inc.                                     15,594   1,916,035
    Terex Corp.                                                    728,109  23,153,866
    Tetra Tech, Inc.                                               523,130  22,860,781
    Textainer Group Holdings, Ltd.                                  30,005     432,072
*   Thermon Group Holdings, Inc.                                   228,317   4,739,861
#   Titan International, Inc.                                      421,860   5,606,519
*   Titan Machinery, Inc.                                          125,182   1,728,763
*   Transcat, Inc.                                                   5,948      71,673
*   TRC Cos., Inc.                                                 102,183     950,302
*   TriMas Corp.                                                   292,129   6,222,348
    Trinity Industries, Inc.                                     1,519,138  41,837,061
    Triton International, Ltd.                                     249,239   6,066,477
#   Triumph Group, Inc.                                            329,917   8,825,280
*   TrueBlue, Inc.                                                 338,211   8,370,722
*   Tutor Perini Corp.                                             294,343   8,771,421
*   Twin Disc, Inc.                                                 51,123     850,687
*   Ultralife Corp.                                                 85,616     470,888
    UniFirst Corp.                                                  62,749   8,025,597
#*  United Rentals, Inc.                                           381,529  48,267,234
    Universal Forest Products, Inc.                                157,383  16,007,425
*   USA Truck, Inc.                                                 53,420     451,399
#*  USG Corp.                                                      411,555  12,589,467
#   Valmont Industries, Inc.                                         9,843   1,417,392
*   Vectrus, Inc.                                                   25,144     566,746
*   Veritiv Corp.                                                   26,432   1,481,514
*   Versar, Inc.                                                    42,347      53,357
    Viad Corp.                                                     145,517   6,380,920
*   Virco Manufacturing Corp.                                       19,199      84,476
*   Volt Information Sciences, Inc.                                 54,923     453,115
    VSE Corp.                                                       45,064   1,679,986
#   Wabash National Corp.                                          763,300  13,472,245

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES       VALUE+
                                                                 --------- --------------
Industrials -- (Continued)
    Watts Water Technologies, Inc. Class A                         170,150 $   11,229,900
#   Werner Enterprises, Inc.                                       631,074     17,733,179
*   Wesco Aircraft Holdings, Inc.                                  437,121      6,622,383
#*  WESCO International, Inc.                                      430,772     30,455,580
*   Willdan Group, Inc.                                              4,232        113,460
*   Willis Lease Finance Corp.                                      12,818        326,603
#*  XPO Logistics, Inc.                                            524,641     23,472,438
                                                                           --------------
Total Industrials                                                           2,015,522,448
                                                                           --------------
Information Technology -- (12.0%)
*   Actua Corp.                                                    331,247      4,736,832
#*  Acxiom Corp.                                                   651,494     17,003,993
*   ADDvantage Technologies Group, Inc.                             11,887         21,159
    ADTRAN, Inc.                                                   561,857     12,304,668
*   Advanced Energy Industries, Inc.                                89,072      5,240,996
*   Agilysys, Inc.                                                  98,178        955,272
*   Alpha & Omega Semiconductor, Ltd.                              167,844      3,415,625
*   Amkor Technology, Inc.                                       1,682,527     15,832,579
*   Amtech Systems, Inc.                                            56,182        303,383
*   Anixter International, Inc.                                    132,533     11,331,571
*   Applied Optoelectronics, Inc.                                   49,381      1,518,960
*   ARRIS International P.L.C.                                     783,811     22,401,318
*   Arrow Electronics, Inc.                                        986,892     72,556,300
    AstroNova, Inc.                                                 24,407        340,478
*   Aviat Networks, Inc.                                            21,821        278,654
#*  Avid Technology, Inc.                                           11,334         60,637
    Avnet, Inc.                                                  1,510,142     70,130,994
    AVX Corp.                                                      669,017     10,838,075
*   Aware, Inc.                                                     79,197        491,021
*   Axcelis Technologies, Inc.                                     191,663      2,913,278
*   AXT, Inc.                                                      209,530      1,204,797
*   Bankrate, Inc.                                                 305,827      3,333,514
*   Bazaarvoice, Inc.                                               17,566         82,560
    Bel Fuse, Inc. Class A                                           3,065         77,575
    Bel Fuse, Inc. Class B                                          59,642      1,896,616
    Belden, Inc.                                                    24,829      1,898,674
*   Benchmark Electronics, Inc.                                    298,403      9,131,132
    Black Box Corp.                                                131,232      1,751,947
#*  Blackhawk Network Holdings, Inc.                               217,490      7,764,393
*   Blucora, Inc.                                                  302,397      4,566,195
#*  BroadVision, Inc.                                               22,469        106,728
    Brocade Communications Systems, Inc.                         2,387,644     29,773,921
    Brooks Automation, Inc.                                        399,389      6,957,356
*   BSQUARE Corp.                                                  107,758        635,772
    Cabot Microelectronics Corp.                                   157,693     10,645,854
*   CACI International, Inc. Class A                               145,937     17,921,064
*   Calix, Inc.                                                    339,900      2,447,280
*   Ciber, Inc.                                                    478,961        206,480
*   Cirrus Logic, Inc.                                             287,648     17,350,927
#   ClearOne, Inc.                                                     200          2,510
*   Coherent, Inc.                                                 149,466     23,575,272
    Cohu, Inc.                                                     150,639      1,988,435
*   CommerceHub, Inc. Series C                                      37,594        548,121

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Information Technology -- (Continued)
    Communications Systems, Inc.                                    39,335 $   199,428
    Computer Task Group, Inc.                                       22,662     103,339
    Comtech Telecommunications Corp.                               143,760   1,542,545
    Concurrent Computer Corp.                                       43,478     225,216
*   Control4 Corp.                                                  35,863     386,603
#   Convergys Corp.                                                551,103  13,678,376
#*  Covisint Corp.                                                  23,933      46,669
*   Cray, Inc.                                                      31,183     534,788
*   Cree, Inc.                                                     758,279  20,913,335
    CSP, Inc.                                                        3,924      39,907
    CTS Corp.                                                      162,305   3,489,557
*   CyberOptics Corp.                                               23,180     834,480
#   Cypress Semiconductor Corp.                                    883,120  10,420,816
    Daktronics, Inc.                                               372,792   3,787,567
*   DHI Group, Inc.                                                699,259   3,985,776
#   Diebold Nixdorf, Inc.                                           32,017     870,862
*   Digi International, Inc.                                       148,088   1,932,548
*   Diodes, Inc.                                                   301,424   7,502,443
*   DSP Group, Inc.                                                117,421   1,274,018
    EarthLink Holdings Corp.                                       249,878   1,601,718
#*  Echelon Corp.                                                    2,023       9,518
*   EchoStar Corp. Class A                                         401,853  20,466,373
*   Edgewater Technology, Inc.                                      33,947     237,629
*   Electro Scientific Industries, Inc.                            236,804   1,555,802
#*  Electronics for Imaging, Inc.                                  479,499  21,548,685
    Emcore Corp.                                                   164,316   1,478,844
#*  EnerNOC, Inc.                                                  240,688   1,371,922
*   Entegris, Inc.                                               1,020,785  19,139,719
*   ePlus, Inc.                                                     47,855   5,362,153
#*  Everi Holdings, Inc.                                           399,968   1,179,906
    Evolving Systems, Inc.                                           4,622      20,106
*   Exar Corp.                                                     488,867   5,010,887
*   Fabrinet                                                       437,361  18,426,019
*   FARO Technologies, Inc.                                        112,653   4,179,426
*   Finisar Corp.                                                  886,334  26,208,896
#*  First Solar, Inc.                                              938,396  29,268,571
*   Flex, Ltd.                                                     966,937  15,151,903
#*  FORM Holdings Corp.                                              5,552      12,381
*   FormFactor, Inc.                                               552,273   6,875,799
*   Frequency Electronics, Inc.                                     32,980     365,418
*   GigPeak, Inc.                                                   96,447     248,833
*   GSE Systems, Inc.                                               70,034     217,105
*   GSI Technology, Inc.                                            83,787     511,939
#*  Harmonic, Inc.                                                 566,890   3,004,517
*   ID Systems, Inc.                                                48,928     316,075
*   IEC Electronics Corp.                                            4,622      16,732
*   II-VI, Inc.                                                    422,030  15,404,095
*   Imation Corp.                                                   67,294      55,450
#*  Immersion Corp.                                                  8,900      91,581
#*  Infinera Corp.                                                 128,394   1,156,830
#*  Inseego Corp.                                                   56,226     173,738
*   Insight Enterprises, Inc.                                      219,712   8,157,907
*   Internap Corp.                                                 220,630     364,040

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Information Technology -- (Continued)
    Intersil Corp. Class A                                         914,109 $20,503,465
*   inTEST Corp.                                                    12,894      60,602
*   Intevac, Inc.                                                  102,957     967,796
*   IntriCon Corp.                                                  10,021      70,147
#*  InvenSense, Inc.                                               126,063   1,595,958
*   Iteris, Inc.                                                    23,752     114,722
#*  Itron, Inc.                                                    169,864  10,480,609
*   Ixia                                                           512,663   9,971,295
    IXYS Corp.                                                     204,370   2,472,877
#   Jabil Circuit, Inc.                                          1,475,340  35,378,653
#*  Kemet Corp.                                                    177,239   1,230,039
*   Key Tronic Corp.                                                59,243     469,797
*   Kimball Electronics, Inc.                                      157,423   2,691,933
*   Knowles Corp.                                                  442,275   7,969,795
#*  Kopin Corp.                                                    155,260     495,279
*   Kulicke & Soffa Industries, Inc.                               423,399   7,443,354
*   KVH Industries, Inc.                                           122,864   1,277,786
*   Lattice Semiconductor Corp.                                    503,687   3,621,510
*   Leaf Group, Ltd.                                               233,418   1,622,255
    Leidos Holdings, Inc.                                            7,841     378,877
*   Limelight Networks, Inc.                                       473,335   1,036,604
*   Liquidity Services, Inc.                                       152,349   1,485,403
    ManTech International Corp. Class A                            191,081   7,440,694
*   Marchex, Inc. Class B                                          161,761     438,372
    Marvell Technology Group, Ltd.                               3,145,971  46,780,589
*   Maxwell Technologies, Inc.                                      60,404     287,523
#*  MeetMe, Inc.                                                   614,180   3,021,766
    Mentor Graphics Corp.                                          312,646  11,539,764
    Methode Electronics, Inc.                                      263,756  11,090,940
#   MKS Instruments, Inc.                                          424,150  27,951,485
    MOCON, Inc.                                                     13,354     267,080
#*  ModusLink Global Solutions, Inc.                               329,635     576,861
    Monotype Imaging Holdings, Inc.                                 18,421     403,420
*   MRV Communications, Inc.                                         1,100       9,103
#   MTS Systems Corp.                                               26,484   1,538,720
*   Nanometrics, Inc.                                               90,325   2,322,256
*   Napco Security Technologies, Inc.                               86,029     825,878
    NCI, Inc. Class A                                               29,305     372,174
#*  NeoPhotonics Corp.                                             521,196   5,707,096
#*  NETGEAR, Inc.                                                  386,523  21,993,159
#*  Netscout Systems, Inc.                                         131,912   4,392,670
*   NeuStar, Inc. Class A                                            2,247      74,600
*   Novanta, Inc.                                                  115,376   2,578,654
#*  Numerex Corp. Class A                                            3,402      20,004
*   Oclaro, Inc.                                                    65,869     646,175
#*  ON Semiconductor Corp.                                       1,272,049  16,943,693
*   Optical Cable Corp.                                             28,064      91,208
*   OSI Systems, Inc.                                              216,483  16,164,786
*   PAR Technology Corp.                                            59,048     384,402
    Park Electrochemical Corp.                                     111,919   2,051,475
    PC Connection, Inc.                                            122,692   3,347,038
    PC-Tel, Inc.                                                    42,442     246,588
*   PCM, Inc.                                                       71,586   1,607,106

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Information Technology -- (Continued)
*   PDF Solutions, Inc.                                             40,999 $   922,887
*   Perceptron, Inc.                                                46,051     301,634
*   Perficient, Inc.                                               298,906   5,299,603
*   Photronics, Inc.                                               405,536   4,663,664
*   Plexus Corp.                                                   265,194  14,400,034
*   PRGX Global, Inc.                                               43,665     248,891
    Progress Software Corp.                                        408,849  11,455,949
#*  Qorvo, Inc.                                                    301,116  19,334,658
*   Qualstar Corp.                                                   5,566      20,539
*   QuinStreet, Inc.                                                 8,546      29,911
*   Qumu Corp.                                                      42,582      98,790
*   Radisys Corp.                                                  216,063     952,838
*   Rambus, Inc.                                                   482,122   6,257,944
*   RealNetworks, Inc.                                             213,109   1,140,133
    Reis, Inc.                                                      41,734     834,680
    RELM Wireless Corp.                                              8,250      40,838
*   RetailMeNot, Inc.                                              254,588   2,304,021
#   RF Industries, Ltd.                                             30,109      48,174
    Richardson Electronics, Ltd.                                    74,071     447,389
*   Rightside Group, Ltd.                                            5,006      42,251
*   Rogers Corp.                                                   159,215  12,729,239
*   Rubicon Project, Inc. (The)                                     54,186     458,955
*   Rudolph Technologies, Inc.                                     373,766   8,577,930
*   Sanmina Corp.                                                  486,374  18,944,267
*   ScanSource, Inc.                                               193,624   7,657,829
*   Seachange International, Inc.                                  225,668     546,117
*   ShoreTel, Inc.                                                 259,289   1,802,059
*   Sigma Designs, Inc.                                            344,542   2,101,706
*   Silicon Laboratories, Inc.                                      86,654   5,649,841
*   SMTC Corp.                                                      30,286      39,978
*   Sonus Networks, Inc.                                           225,548   1,438,996
*   StarTek, Inc.                                                   60,586     524,675
#*  Stratasys, Ltd.                                                 70,239   1,385,113
*   Super Micro Computer, Inc.                                     354,212   9,368,907
*   Sykes Enterprises, Inc.                                        410,734  11,471,801
#*  Synacor, Inc.                                                   15,816      49,820
#*  Synaptics, Inc.                                                146,004   8,231,706
*   Synchronoss Technologies, Inc.                                 176,496   6,798,626
    SYNNEX Corp.                                                   180,850  21,734,553
    Systemax, Inc.                                                  69,001     585,128
#*  Tangoe, Inc.                                                    94,267     686,264
*   Tech Data Corp.                                                344,559  29,480,468
*   TechTarget, Inc.                                                80,678     710,773
*   Telenav, Inc.                                                   95,215     847,414
    Tessco Technologies, Inc.                                       40,495     575,029
*   TiVo Corp.                                                   1,002,844  18,953,752
*   Tremor Video, Inc.                                              34,775      84,851
*   Trio-Tech International                                            979       3,231
*   TTM Technologies, Inc.                                         763,588  11,324,010
*   Ultra Clean Holdings, Inc.                                     238,937   2,993,881
*   Ultratech, Inc.                                                273,254   7,082,744
*   Universal Security Instruments, Inc.                             1,353       4,938
*   VASCO Data Security International, Inc.                         33,189     504,473

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                         SHARES       VALUE+
                                                                        --------- --------------
Information Technology -- (Continued)
*          Veeco Instruments, Inc.                                        197,003 $    5,072,827
#*         VeriFone Systems, Inc.                                         504,244      9,162,113
*          Verint Systems, Inc.                                           123,750      4,622,062
*          Viavi Solutions, Inc.                                          864,185      7,734,456
#*         Virtusa Corp.                                                   42,168      1,074,441
#          Vishay Intertechnology, Inc.                                   900,924     14,955,338
*          Vishay Precision Group, Inc.                                    57,269        953,529
           Wayside Technology Group, Inc.                                  12,820        215,376
*          Westell Technologies, Inc. Class A                              77,430         50,330
*          Wireless Telecom Group, Inc.                                    10,991         21,762
*          Xcerra Corp.                                                   311,267      2,359,404
           Xerox Corp.                                                    685,364      4,749,573
*          XO Group, Inc.                                                  87,468      1,647,022
#*         YuMe, Inc.                                                      26,059         92,770
*          Zedge, Inc. Class B                                             17,667         58,478
#*         Zynga, Inc. Class A                                          6,818,825     17,183,439
                                                                                  --------------
Total Information Technology                                                       1,312,102,563
                                                                                  --------------
Materials -- (5.4%)
           A Schulman, Inc.                                               147,060      5,073,570
*          AdvanSix, Inc.                                                  16,230        416,949
#*         AgroFresh Solutions, Inc.                                        4,001         10,523
           Albemarle Corp.                                                 13,942      1,291,587
#          Allegheny Technologies, Inc.                                   371,274      8,067,784
           American Vanguard Corp.                                        195,836      3,368,379
           Ampco-Pittsburgh Corp.                                          39,089        588,289
*          Boise Cascade Co.                                              249,322      6,183,186
           Cabot Corp.                                                    167,716      9,286,435
           Calgon Carbon Corp.                                            425,022      6,736,599
#          Carpenter Technology Corp.                                     387,511     15,508,190
#*         Century Aluminum Co.                                           607,971      9,362,753
#          CF Industries Holdings, Inc.                                   434,775     15,343,210
#          Chase Corp.                                                     10,955        964,040
*          Chemtura Corp.                                                 591,202     19,568,786
*          Clearwater Paper Corp.                                         147,571      9,282,216
           Commercial Metals Co.                                          716,296     14,633,927
*          Core Molding Technologies, Inc.                                 41,394        638,295
           Domtar Corp.                                                   551,296     24,086,122
           Ferroglobe P.L.C.                                              137,658      1,446,786
(degrees)* Ferroglobe Representation & Warranty Insurance Trust            92,458             --
*          Flexible Solutions International, Inc.                          10,090         14,631
           Friedman Industries, Inc.                                       32,585        223,207
           FutureFuel Corp.                                               205,251      2,666,211
           Gold Resource Corp.                                             30,244        162,713
#          Greif, Inc. Class A                                            174,575     10,052,029
           Greif, Inc. Class B                                              2,072        147,526
*          Handy & Harman, Ltd.                                             2,054         57,923
           Hawkins, Inc.                                                   29,322      1,573,125
           Haynes International, Inc.                                      74,354      3,056,693
           HB Fuller Co.                                                  458,486     22,635,454
           Hecla Mining Co.                                             3,803,468     24,494,334
           Huntsman Corp.                                               1,712,055     34,908,801
           Innophos Holdings, Inc.                                        139,495      6,785,037

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                          SHARES      VALUE+
                                                                         --------- ------------
Materials -- (Continued)
            Innospec, Inc.                                                 258,777 $ 18,463,739
#*          Intrepid Potash, Inc.                                          185,609      378,642
            Kaiser Aluminum Corp.                                           90,908    7,132,642
            KapStone Paper and Packaging Corp.                             905,222   21,707,224
            KMG Chemicals, Inc.                                             79,266    2,921,745
*           Kraton Corp.                                                   289,531    7,776,803
            Kronos Worldwide, Inc.                                         120,851    1,597,650
*           Louisiana-Pacific Corp.                                        356,895    6,827,401
#*          LSB Industries, Inc.                                           131,161    1,116,180
            Materion Corp.                                                 133,128    5,231,930
#           McEwen Mining, Inc.                                             61,134      240,257
            Mercer International, Inc.                                     367,753    4,394,648
            Minerals Technologies, Inc.                                    226,484   18,152,693
            Myers Industries, Inc.                                          72,757    1,004,047
*           Northern Technologies International Corp.                        6,062       95,325
#           Olin Corp.                                                   1,184,056   31,034,108
            Olympic Steel, Inc.                                             74,977    1,686,983
*           OMNOVA Solutions, Inc.                                         141,552    1,288,123
            PH Glatfelter Co.                                              268,964    6,565,411
#*          Platform Specialty Products Corp.                              213,438    2,591,137
#*          Real Industry, Inc.                                             23,926      129,200
            Reliance Steel & Aluminum Co.                                  811,167   64,609,452
#*          Rentech, Inc.                                                    5,960       15,347
#*          Resolute Forest Products, Inc.                                 273,644    1,505,042
#           Royal Gold, Inc.                                                34,487    2,488,927
#           Schnitzer Steel Industries, Inc. Class A                       335,227    7,928,119
            Schweitzer-Mauduit International, Inc.                         256,440   11,367,985
#           Steel Dynamics, Inc.                                           735,841   24,878,784
            Stepan Co.                                                     151,829   11,859,363
#*          Stillwater Mining Co.                                          953,087   16,202,479
*           SunCoke Energy, Inc.                                           645,466    5,693,010
*           Synalloy Corp.                                                  21,013      251,105
#*          TimkenSteel Corp.                                              261,054    4,401,370
*           Trecora Resources                                               84,591    1,048,928
            Tredegar Corp.                                                  66,226    1,473,529
            Tronox, Ltd. Class A                                           371,500    4,651,180
*           UFP Technologies, Inc.                                           4,256      106,187
#           United States Lime & Minerals, Inc.                             20,875    1,586,500
            United States Steel Corp.                                      770,040   25,188,008
#*          Universal Stainless & Alloy Products, Inc.                      39,313      663,603
#           Westlake Chemical Corp.                                        161,644   10,007,380
            Worthington Industries, Inc.                                    42,030    2,008,614
                                                                                   ------------
Total Materials                                                                     596,906,110
                                                                                   ------------
Other -- (0.0%)
(degrees)*  FRD Acquisition Co. Escrow Shares                               55,628           --
(degrees)#* Gerber Scientific, Inc. Escrow Shares                          137,957           --
                                                                                   ------------
Total Other                                                                                  --
                                                                                   ------------
Real Estate -- (0.4%)
            Alexander & Baldwin, Inc.                                      379,873   16,911,946
            Consolidated-Tomoka Land Co.                                    16,867      927,685

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                          SHARES       VALUE+
                                                                        ---------- --------------
Real Estate -- (Continued)
*          Forestar Group, Inc.                                            313,088 $    4,085,798
#*         FRP Holdings, Inc.                                               15,245        594,555
           Griffin Industrial Realty, Inc.                                  10,781        338,847
           Jones Lang LaSalle, Inc.                                         15,789      1,626,741
           Kennedy-Wilson Holdings, Inc.                                    79,643      1,628,699
           RE/MAX Holdings, Inc. Class A                                    35,711      2,001,602
#          Realogy Holdings Corp.                                          372,485      9,651,086
#*         St Joe Co. (The)                                                 37,007        623,568
*          Stratus Properties, Inc.                                          6,004        183,722
*          Tejon Ranch Co.                                                   9,234        218,199
*          Transcontinental Realty Investors, Inc.                             800         12,600
*          Trinity Place Holdings, Inc.                                     37,307        301,068
                                                                                   --------------
Total Real Estate                                                                      39,106,116
                                                                                   --------------
Telecommunication Services -- (0.9%)
*          Alaska Communications Systems Group, Inc.                       107,597        179,687
           ATN International, Inc.                                          82,459      6,620,633
*          Boingo Wireless, Inc.                                             9,141        106,950
#          Frontier Communications Corp.                                10,593,249     36,970,439
*          General Communication, Inc. Class A                             160,528      3,229,823
*          Hawaiian Telcom Holdco, Inc.                                     14,149        351,320
#*         Iridium Communications, Inc.                                    320,634      3,238,403
(degrees)  Leap Wireless International, Inc.                               270,907        893,993
*          Lumos Networks Corp.                                            176,562      2,731,414
#*         NII Holdings, Inc.                                               16,636         46,997
#*         ORBCOMM, Inc.                                                   610,520      4,987,948
*          pdvWireless, Inc.                                                   441          9,393
#          Shenandoah Telecommunications Co.                                82,415      2,245,809
           Spok Holdings, Inc.                                             127,722      2,624,687
           Telephone & Data Systems, Inc.                                  743,214     22,779,509
*          United States Cellular Corp.                                    187,413      8,356,746
#          Windstream Holdings, Inc.                                       434,397      3,509,928
                                                                                   --------------
Total Telecommunication Services                                                       98,883,679
                                                                                   --------------
Utilities -- (0.3%)
*          Calpine Corp.                                                 1,597,539     18,850,960
           Consolidated Water Co., Ltd.                                     32,635        336,141
#*         Dynegy, Inc.                                                    823,258      7,862,114
           Genie Energy, Ltd. Class B                                       73,387        423,443
#          Ormat Technologies, Inc.                                        168,279      9,036,582
                                                                                   --------------
Total Utilities                                                                        36,509,240
                                                                                   --------------
TOTAL COMMON STOCKS                                                                 9,509,477,286
                                                                                   --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)* Capital Bank Corp. Contingent Value Rights                          200             --
                                                                                   --------------

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                    SHARES        VALUE+
                                                                  ----------- ---------------
TOTAL INVESTMENT SECURITIES                                                     9,509,477,286
                                                                              ---------------
TEMPORARY CASH INVESTMENTS -- (1.7%)
     State Street Institutional U.S. Government Money Market
       Fund, 0.420%                                               182,310,924 $   182,310,924
                                                                              ---------------
SECURITIES LENDING COLLATERAL -- (11.5%)
(S)@ DFA Short Term Investment Fund                               109,202,918   1,263,696,165
                                                                              ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $8,946,665,176)^^                         $10,955,484,375
                                                                              ===============

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------------------
                                                                LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                                             -------------- -------------- ------- ---------------
Common Stocks
   Consumer Discretionary                                    $1,271,777,374 $      202,701   --    $ 1,271,980,075
   Consumer Staples                                             232,460,427             --   --        232,460,427
   Energy                                                       865,612,467             --   --        865,612,467
   Financials                                                 2,596,560,490             --   --      2,596,560,490
   Health Care                                                  443,833,671             --   --        443,833,671
   Industrials                                                2,015,522,448             --   --      2,015,522,448
   Information Technology                                     1,312,102,563             --   --      1,312,102,563
   Materials                                                    596,906,110             --   --        596,906,110
   Real Estate                                                   39,106,116             --   --         39,106,116
   Telecommunication Services                                    97,989,686        893,993   --         98,883,679
   Utilities                                                     36,509,240             --   --         36,509,240
Temporary Cash Investments                                      182,310,924             --   --        182,310,924
Securities Lending Collateral                                            --  1,263,696,165   --      1,263,696,165
Futures Contracts**                                                 573,187             --   --            573,187
                                                             -------------- --------------   --    ---------------
TOTAL                                                        $9,691,264,703 $1,264,792,859   --    $10,956,057,562
                                                             ============== ==============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                        U.S. SMALL CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                         SHARES     VALUE+
                                                                        --------- -----------
COMMON STOCKS -- (86.2%)
Consumer Discretionary -- (11.4%)
#*         1-800-Flowers.com, Inc. Class A                                208,714 $ 1,878,426
           A.H. Belo Corp. Class A                                        375,064   2,381,656
#          Aaron's, Inc.                                                2,630,659  81,392,589
#          Abercrombie & Fitch Co. Class A                              2,638,236  30,629,920
           AMC Entertainment Holdings, Inc. Class A                       169,380   5,716,575
           AMCON Distributing Co.                                           3,771     388,413
*          America's Car-Mart, Inc.                                        12,941     542,875
#*         American Public Education, Inc.                                191,382   4,650,583
#*         Apollo Education Group, Inc.                                   310,706   3,103,953
#*         Arctic Cat, Inc.                                               194,599   3,658,461
#*         Ascena Retail Group, Inc.                                    5,005,522  24,076,561
#*         Ascent Capital Group, Inc. Class A                             281,909   4,366,770
#*         AV Homes, Inc.                                                 294,091   5,190,706
*          Ballantyne Strong, Inc.                                        298,436   2,163,661
#*         Barnes & Noble Education, Inc.                               1,521,911  15,295,206
#          Barnes & Noble, Inc.                                         2,594,280  26,461,656
#          Bassett Furniture Industries, Inc.                             198,342   5,593,244
           Beasley Broadcast Group, Inc. Class A                           75,568     566,760
#*         Belmond, Ltd. Class A                                        3,398,611  47,070,762
#          BFC Financial Corp. Class A                                    390,422   1,991,152
(degrees)* Big 4 Ranch, Inc.                                               73,300          --
#          Big 5 Sporting Goods Corp.                                     639,311   9,845,389
*          Biglari Holdings, Inc.                                           2,692   1,193,094
#*         Black Diamond, Inc.                                             21,801     122,086
#*         Boot Barn Holdings, Inc.                                        10,198     110,648
#*         Bravo Brio Restaurant Group, Inc.                               13,156      53,940
*          Bridgepoint Education, Inc.                                     77,001     819,291
#*         Build-A-Bear Workshop, Inc.                                    264,266   3,171,192
*          Cabela's, Inc.                                                  57,777   3,229,157
#          CalAtlantic Group, Inc.                                        185,955   6,484,251
#          Caleres, Inc.                                                  384,701  11,829,556
*          Cambium Learning Group, Inc.                                   185,330     934,063
           Canterbury Park Holding Corp.                                   15,171     152,469
*          Career Education Corp.                                         336,482   3,287,429
#          Carriage Services, Inc.                                        198,920   5,161,974
#          Cato Corp. (The) Class A                                        30,922     785,110
*          Century Casinos, Inc.                                          107,622     758,735
#*         Century Communities, Inc.                                      293,843   6,684,928
#*         Christopher & Banks Corp.                                      741,819     994,037
           Citi Trends, Inc.                                              289,662   4,649,075
#*         Conn's, Inc.                                                   302,361   3,189,909
#*         Container Store Group, Inc. (The)                              125,397     610,683
#          Cooper Tire & Rubber Co.                                       379,524  13,757,745
#          Core-Mark Holding Co., Inc.                                    422,144  14,745,490
           CSS Industries, Inc.                                           256,196   6,307,546
#*         Cumulus Media, Inc. Class A                                    219,742     219,303
#*         Deckers Outdoor Corp.                                          336,488  19,381,709
#*         Del Frisco's Restaurant Group, Inc.                            370,789   6,488,808
#*         Del Taco Restaurants, Inc.                                     671,156   9,154,568
#*         Delta Apparel, Inc.                                            185,130   3,469,336
#          Destination Maternity Corp.                                    111,523     631,220

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Consumer Discretionary -- (Continued)
#   DeVry Education Group, Inc.                                  2,167,205 $72,601,367
#   Dillard's, Inc. Class A                                        331,250  18,695,750
*   Dixie Group, Inc. (The)                                        357,179   1,250,127
    Dover Motorsports, Inc.                                        319,398     718,646
#   DSW, Inc. Class A                                              299,223   6,331,559
#*  El Pollo Loco Holdings, Inc.                                    76,734     955,338
#*  Eldorado Resorts, Inc.                                          67,089   1,039,880
*   Emerson Radio Corp.                                            103,087     115,457
*   Emmis Communications Corp. Class A                              19,841      61,706
#   Entercom Communications Corp. Class A                          523,352   7,431,598
#   Escalade, Inc.                                                  10,905     143,946
*   EVINE Live, Inc.                                                12,616      19,176
#*  EW Scripps Co. (The) Class A                                 1,823,845  35,528,501
#*  Express, Inc.                                                1,840,759  19,567,268
#   Finish Line, Inc. (The) Class A                                978,304  16,826,829
#   Flanigan's Enterprises, Inc.                                     4,740     114,945
#   Flexsteel Industries, Inc.                                     200,486  10,196,718
#*  Fossil Group, Inc.                                             315,648   8,071,119
#   Fred's, Inc. Class A                                           972,995  14,176,537
#*  FTD Cos., Inc.                                                 757,474  17,406,753
#*  Full House Resorts, Inc.                                         6,171      14,070
#*  G-III Apparel Group, Ltd.                                      133,111   3,495,495
#*  Gaia, Inc.                                                      41,564     361,607
#   GameStop Corp. Class A                                       1,054,232  25,818,142
#   Gaming Partners International Corp.                             23,164     274,493
#   Gannett Co., Inc.                                            1,068,018  10,274,333
#*  Genesco, Inc.                                                  608,216  36,614,603
#*  Global Eagle Entertainment, Inc.                               112,931     695,655
#   GNC Holdings, Inc. Class A                                     123,687   1,097,104
#   Graham Holdings Co. Class B                                     41,051  21,328,047
#*  Gray Television, Inc.                                        1,966,669  23,305,028
#*  Gray Television, Inc. Class A                                   23,767     266,190
*   Green Brick Partners, Inc.                                     276,919   2,658,422
#   Group 1 Automotive, Inc.                                       711,767  57,503,656
#   Guess?, Inc.                                                 2,562,170  32,718,911
    Harte-Hanks, Inc.                                            1,219,432   1,902,314
#   Haverty Furniture Cos., Inc.                                   546,976  11,924,077
    Haverty Furniture Cos., Inc. Class A                             5,701     123,142
*   Helen of Troy, Ltd.                                            460,723  42,985,456
#   Hooker Furniture Corp.                                         284,047   9,430,360
*   Houghton Mifflin Harcourt Co.                                  306,441   3,462,783
#*  Iconix Brand Group, Inc.                                     1,901,007  19,561,362
#   ILG, Inc.                                                    1,242,956  23,554,016
#   International Game Technology P.L.C.                            21,762     574,734
    International Speedway Corp. Class A                           126,122   4,622,371
#*  Intrawest Resorts Holdings, Inc.                                24,876     512,694
*   J Alexander's Holdings, Inc.                                    34,772     347,720
*   Jaclyn, Inc.                                                    40,909     317,658
#*  JAKKS Pacific, Inc.                                            580,631   2,961,218
#*  JC Penney Co., Inc.                                          1,963,115  13,054,715
#   Johnson Outdoors, Inc. Class A                                 206,255   7,111,672
#*  K12, Inc.                                                      939,308  18,720,408
#   KB Home                                                        262,298   4,296,441

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                        SHARES     VALUE+
                                                                       --------- -----------
Consumer Discretionary -- (Continued)
#*        Kirkland's, Inc.                                                40,069 $   556,158
#*        La Quinta Holdings, Inc.                                       467,701   6,608,615
*         Lakeland Industries, Inc.                                      155,350   1,685,548
          Libbey, Inc.                                                    57,165     978,093
          Liberty Tax, Inc.                                               25,831     346,135
#*        Liberty TripAdvisor Holdings, Inc. Class A                   1,353,324  24,292,166
*         Liberty Ventures Series A                                       94,815   4,138,675
          Lifetime Brands, Inc.                                          422,538   6,316,943
*         Lincoln Educational Services Corp.                               3,900       7,839
#*        Luby's, Inc.                                                   696,524   2,556,243
#*        M/I Homes, Inc.                                                692,910  17,419,757
          Marcus Corp. (The)                                             555,377  16,466,928
#*        MarineMax, Inc.                                                625,231  13,411,205
#         Marriott Vacations Worldwide Corp.                             792,719  68,554,339
#*        McClatchy Co. (The) Class A                                    122,330   1,411,688
          McRae Industries, Inc. Class A                                   4,660     127,171
#         MDC Holdings, Inc.                                           1,636,852  44,260,478
(degrees) Media General, Inc.                                            564,216     174,851
#         Meredith Corp.                                                 369,344  22,640,787
#*        Meritage Homes Corp.                                         1,426,415  52,420,751
*         Modine Manufacturing Co.                                       861,021  11,709,886
#         Movado Group, Inc.                                             465,183  12,629,718
#         NACCO Industries, Inc. Class A                                 141,236  10,416,155
#*        Nevada Gold & Casinos, Inc.                                     83,887     165,257
#*        New Home Co., Inc. (The)                                        29,750     310,590
#         New Media Investment Group, Inc.                               549,693   8,377,321
*         New York & Co., Inc.                                           198,407     430,543
          Nexstar Media Group, Inc.                                       28,839   1,886,071
*         Nobility Homes, Inc.                                             1,994      31,854
#         Office Depot, Inc.                                           7,765,895  34,558,233
#         P&F Industries, Inc. Class A                                    21,837     190,637
#*        Party City Holdco, Inc.                                         29,780     430,321
#         Penske Automotive Group, Inc.                                  380,992  20,710,725
*         Perfumania Holdings, Inc.                                       89,183     173,907
#*        Perry Ellis International, Inc.                                461,397  10,884,355
#         Pier 1 Imports, Inc.                                         1,083,429   7,876,529
*         QEP Co., Inc.                                                   40,516     810,320
#*        Radio One, Inc. Class D                                        549,794   1,649,382
#         RCI Hospitality Holdings, Inc.                                 322,238   5,655,277
#*        Reading International, Inc. Class A                             12,431     203,247
*         Red Lion Hotels Corp.                                          559,988   4,479,904
#*        Red Robin Gourmet Burgers, Inc.                                173,484   8,249,164
#*        Regis Corp.                                                  1,504,211  20,938,617
#*        RH                                                              41,675   1,126,059
          Rocky Brands, Inc.                                             208,752   2,640,713
#*        Ruby Tuesday, Inc.                                           1,730,930   3,392,623
#         Saga Communications, Inc. Class A                              153,632   7,727,690
          Salem Media Group, Inc.                                        191,697   1,169,352
          Scholastic Corp.                                             1,391,037  63,681,674
#*        Sequential Brands Group, Inc.                                  108,293     501,397
*         Shiloh Industries, Inc.                                        280,861   3,367,523
#         Shoe Carnival, Inc.                                            526,216  13,455,343
#         Sonic Automotive, Inc. Class A                                 821,025  19,211,985

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES       VALUE+
                                                                 --------- --------------
Consumer Discretionary -- (Continued)
*   Spanish Broadcasting System, Inc. Class A                        8,699 $        9,395
    Spartan Motors, Inc.                                           870,322      6,875,544
    Speedway Motorsports, Inc.                                   1,018,327     21,883,847
#   Stage Stores, Inc.                                             961,092      2,691,058
    Standard Motor Products, Inc.                                  142,791      7,120,987
    Stanley Furniture Co., Inc.                                     66,611         62,614
    Strattec Security Corp.                                         70,472      2,170,538
#   Superior Industries International, Inc.                        769,844     17,744,904
#   Superior Uniform Group, Inc.                                   247,543      4,213,182
#*  Sypris Solutions, Inc.                                         220,484        200,640
#   Tailored Brands, Inc.                                           73,681      1,565,721
#*  Taylor Morrison Home Corp. Class A                             386,693      7,501,844
#*  Tilly's, Inc. Class A                                          319,613      4,282,814
    Time, Inc.                                                      39,932        768,691
*   TopBuild Corp.                                                 892,351     33,115,146
#*  Townsquare Media, Inc. Class A                                  40,807        435,819
*   Trans World Entertainment Corp.                                634,593      1,745,131
#*  TRI Pointe Group, Inc.                                       5,019,989     61,595,265
#   Tribune Media Co. Class A                                       24,426        704,446
#*  Tuesday Morning Corp.                                        1,294,446      5,566,118
#*  UCP, Inc. Class A                                              142,901      1,621,926
#*  Unifi, Inc.                                                    436,366     11,733,882
#   Universal Technical Institute, Inc.                            118,238        379,544
#*  Vera Bradley, Inc.                                             178,551      2,046,194
#*  Vince Holding Corp.                                             15,534         47,379
#*  Vista Outdoor, Inc.                                            581,340     16,748,405
#*  Vitamin Shoppe, Inc.                                           465,758     10,083,661
#*  VOXX International Corp.                                       602,693      2,531,311
*   WCI Communities, Inc.                                          332,020      7,769,268
#   Wendy's Co. (The)                                              593,852      8,034,818
#*  West Marine, Inc.                                              670,838      6,218,668
#   Weyco Group, Inc.                                               21,179        596,824
#*  William Lyon Homes Class A                                     866,435     15,292,578
#   Wolverine World Wide, Inc.                                     684,166     16,071,059
#*  ZAGG, Inc.                                                     653,846      4,380,768
#*  Zumiez, Inc.                                                   470,311      9,429,736
                                                                           --------------
Total Consumer Discretionary                                                1,875,141,254
                                                                           --------------
Consumer Staples -- (3.6%)
#   Alico, Inc.                                                     11,831        318,845
#*  Alliance One International, Inc.                               248,767      4,141,971
#   Andersons, Inc. (The)                                          626,828     23,662,757
#*  Bridgford Foods Corp.                                           37,720        448,302
#*  CCA Industries, Inc.                                            31,897         82,932
*   Central Garden & Pet Co.                                       324,514     10,660,285
*   Central Garden & Pet Co. Class A                             1,025,901     31,577,233
*   Coffee Holding Co., Inc.                                         1,109          5,046
    Cuisine Solutions, Inc.                                        108,734        346,861
*   Darling Ingredients, Inc.                                    5,522,703     66,272,436
#   Fresh Del Monte Produce, Inc.                                1,805,623    103,371,917
#   Ingles Markets, Inc. Class A                                   297,443     13,459,296
#   John B. Sanfilippo & Son, Inc.                                 212,094     13,953,664
#*  Landec Corp.                                                   726,186      9,149,944

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
Consumer Staples -- (Continued)
#   Mannatech, Inc.                                                  6,862 $    136,211
#   MGP Ingredients, Inc.                                          116,024    4,918,257
#*  Natural Alternatives International, Inc.                       148,551    1,693,481
#*  Natural Grocers by Vitamin Cottage, Inc.                         4,792       60,571
    Nature's Sunshine Products, Inc.                                 4,707       60,014
#   Nutraceutical International Corp.                              167,893    5,624,416
#   Oil-Dri Corp. of America                                        72,862    2,451,806
*   Omega Protein Corp.                                            627,152   15,647,442
#   Orchids Paper Products Co.                                      11,505      314,202
#*  Post Holdings, Inc.                                            240,831   20,152,738
#   Sanderson Farms, Inc.                                          142,369   12,955,579
#*  Seaboard Corp.                                                  18,363   70,697,550
#*  Seneca Foods Corp. Class A                                     190,701    6,836,631
*   Seneca Foods Corp. Class B                                      24,020      925,971
#*  Smart & Final Stores, Inc.                                     260,758    3,741,877
#   Snyder's-Lance, Inc.                                           747,596   28,692,735
    SpartanNash Co.                                              1,041,123   39,416,917
#*  United Natural Foods, Inc.                                     834,634   38,142,774
#   Universal Corp.                                                800,433   54,429,444
#   Village Super Market, Inc. Class A                             133,963    4,057,739
#   Weis Markets, Inc.                                             184,669   10,976,725
                                                                           ------------
Total Consumer Staples                                                      599,384,569
                                                                           ------------
Energy -- (9.8%)
#   Adams Resources & Energy, Inc.                                 110,410    4,278,388
#   Alon USA Energy, Inc.                                        2,404,612   27,075,931
    Archrock, Inc.                                               2,439,471   35,616,277
#   Ardmore Shipping Corp.                                          22,620      166,257
#   Atwood Oceanics, Inc.                                        1,029,634   12,520,349
#*  Barnwell Industries, Inc.                                      136,151      228,053
#*  Bill Barrett Corp.                                             871,122    5,705,849
#   Bristow Group, Inc.                                          1,332,712   23,535,694
#*  Clean Energy Fuels Corp.                                     1,287,278    3,334,050
#*  Cloud Peak Energy, Inc.                                      1,347,857    7,669,306
#   CONSOL Energy, Inc.                                          1,358,799   23,018,055
#*  Contango Oil & Gas Co.                                         196,282    1,589,884
#   CVR Energy, Inc.                                                25,677      570,286
#*  Dawson Geophysical Co.                                         436,007    3,453,175
#   Delek US Holdings, Inc.                                      2,442,436   54,710,566
#   DHT Holdings, Inc.                                           3,281,751   15,391,412
#*  Diamond Offshore Drilling, Inc.                                693,510   11,359,694
#*  Dorian LPG, Ltd.                                               554,144    6,267,369
#*  Dril-Quip, Inc.                                                510,074   31,726,603
#*  EP Energy Corp. Class A                                        144,288      756,069
#*  Era Group, Inc.                                                723,257   11,326,205
#*  Exterran Corp.                                               1,261,428   39,129,497
#*  Forum Energy Technologies, Inc.                                378,677    8,217,291
#   GasLog, Ltd.                                                   638,880   10,669,296
#*  Gastar Exploration, Inc.                                         8,001       13,602
#   Green Plains, Inc.                                           1,201,285   27,028,912
#   Gulf Island Fabrication, Inc.                                  389,442    5,413,244
#*  Gulfmark Offshore, Inc. Class A                                357,158      607,169
#   Hallador Energy Co.                                            235,565    2,214,311

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES       VALUE+
                                                                 --------- --------------
Energy -- (Continued)
*   Helix Energy Solutions Group, Inc.                           2,292,185 $   19,437,729
#*  Hornbeck Offshore Services, Inc.                             1,090,197      7,903,928
#*  Independence Contract Drilling, Inc.                            48,933        310,235
*   International Seaways, Inc.                                     71,422      1,241,314
#*  ION Geophysical Corp.                                           10,650         61,770
#*  Jones Energy, Inc. Class A                                      41,211        183,389
*   Matrix Service Co.                                             283,784      6,356,762
#*  McDermott International, Inc.                                6,668,154     54,012,047
*   Mitcham Industries, Inc.                                       311,858      1,514,071
#   Nabors Industries, Ltd.                                      6,675,259    108,472,959
*   Natural Gas Services Group, Inc.                               391,873     11,246,755
#*  Newpark Resources, Inc.                                      1,129,902      8,530,760
#   Noble Corp. P.L.C.                                           7,506,594     50,669,509
#*  Northern Oil and Gas, Inc.                                     141,728        510,221
#*  Oasis Petroleum, Inc.                                        9,024,573    127,607,462
#   Oceaneering International, Inc.                                252,746      7,038,976
#*  Oil States International, Inc.                               1,763,790     69,669,705
#   Overseas Shipholding Group, Inc. Class A                       245,880      1,207,271
#*  Pacific Drilling SA                                             20,732         68,416
#*  Pacific Ethanol, Inc.                                          704,257      5,000,225
*   Par Pacific Holdings, Inc.                                       6,617         96,145
#*  Parker Drilling Co.                                          4,001,967     10,205,016
#   Patterson-UTI Energy, Inc.                                   5,094,774    142,857,463
#   PBF Energy, Inc. Class A                                     2,335,823     54,167,735
#*  PDC Energy, Inc.                                             1,106,728     81,831,468
*   PHI, Inc. Non-Voting                                           380,181      6,025,869
#*  PHI, Inc. Voting                                                 1,686         26,335
*   Pioneer Energy Services Corp.                                1,851,846     11,666,630
#*  Renewable Energy Group, Inc.                                   774,321      6,736,593
#*  REX American Resources Corp.                                   177,179     14,711,172
*   Rice Energy, Inc.                                               41,665        826,217
#*  Rowan Cos. P.L.C. Class A                                    4,891,454     87,654,856
#*  RSP Permian, Inc.                                            1,043,454     44,409,402
#   Scorpio Tankers, Inc.                                        6,412,140     24,558,496
#*  SEACOR Holdings, Inc.                                          607,309     44,679,723
#   SemGroup Corp. Class A                                         911,046     36,168,526
#   Ship Finance International, Ltd.                               292,591      4,388,865
#   Teekay Tankers, Ltd. Class A                                 1,922,872      4,711,036
#*  Tesco Corp.                                                    405,108      3,483,929
#*  TETRA Technologies, Inc.                                       978,681      4,854,258
#   Tidewater, Inc.                                                398,664        877,061
#   Western Refining, Inc.                                         497,830     17,429,028
#*  Whiting Petroleum Corp.                                      7,014,274     77,788,299
#*  Willbros Group, Inc.                                           279,695        847,476
    World Fuel Services Corp.                                      276,952     12,318,825
#*  WPX Energy, Inc.                                             4,540,695     63,251,881
                                                                           --------------
Total Energy                                                                1,611,208,602
                                                                           --------------
Financials -- (24.5%)
    1st Constitution Bancorp                                        34,245        575,316
#   1st Source Corp.                                               652,398     29,429,674
#   A-Mark Precious Metals, Inc.                                    41,155        780,710
    Allied World Assurance Co. Holdings AG                         137,545      7,307,766

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  SHARES      VALUE+
                                                                 --------- ------------
Financials -- (Continued)
#*  Ambac Financial Group, Inc.                                    827,961 $ 17,320,944
    American Equity Investment Life Holding Co.                  3,211,831   75,799,212
    American National Bankshares, Inc.                              29,717    1,054,953
    American National Insurance Co.                                 59,786    6,970,450
*   American River Bankshares                                      141,394    2,120,910
    AmeriServ Financial, Inc.                                      320,687    1,266,714
#*  Anchor Bancorp, Inc.                                               600       16,170
    Argo Group International Holdings, Ltd.                      1,103,621   70,576,563
    Aspen Insurance Holdings, Ltd.                               2,158,374  121,732,294
#   Associated Banc-Corp                                         5,086,027  128,676,483
*   Asta Funding, Inc.                                             225,956    2,304,751
#   Astoria Financial Corp.                                      2,666,173   50,417,331
    Atlantic American Corp.                                        238,675      895,031
#*  Atlantic Capital Bancshares, Inc.                                1,533       29,280
#*  Atlantic Coast Financial Corp.                                  18,846      136,162
*   Atlanticus Holdings Corp.                                      262,883      746,588
#*  Atlas Financial Holdings, Inc.                                  14,853      252,501
#   Baldwin & Lyons, Inc. Class A                                    3,124       75,976
    Baldwin & Lyons, Inc. Class B                                  367,275    8,814,600
#   Banc of California, Inc.                                       543,346    8,584,867
    Bancorp of New Jersey, Inc.                                        400        5,540
#*  Bancorp, Inc. (The)                                            590,609    3,537,748
#   BancorpSouth, Inc.                                             178,613    5,304,806
#   Bank Mutual Corp.                                              427,990    4,087,304
    Bank of Commerce Holdings                                       33,526      333,584
    BankFinancial Corp.                                            547,529    7,375,216
#   BankUnited, Inc.                                                13,525      516,655
#   Banner Corp.                                                   393,654   22,091,862
#   Bar Harbor Bankshares                                           47,091    2,040,453
    BCB Bancorp, Inc.                                               28,223      382,422
    Bear State Financial, Inc.                                      96,234      969,076
    Beneficial Bancorp, Inc.                                     1,242,444   22,177,625
    Berkshire Bancorp, Inc.                                          4,650       46,919
    Berkshire Hills Bancorp, Inc.                                  922,673   32,662,624
#   Blue Hills Bancorp, Inc.                                       220,202    4,183,838
#*  BNCCORP, Inc.                                                   28,507      726,928
#   Boston Private Financial Holdings, Inc.                        445,154    7,345,041
    Brookline Bancorp, Inc.                                      1,994,522   31,413,721
    C&F Financial Corp.                                             17,232      747,007
    Calamos Asset Management, Inc. Class A                         179,140    1,508,359
#   California First National Bancorp                              141,374    2,283,190
    Camden National Corp.                                           26,936    1,117,305
#   Capital Bank Financial Corp. Class A                             3,826      150,744
#   Capital City Bank Group, Inc.                                   79,504    1,644,938
#   Capitol Federal Financial, Inc.                              1,411,524   21,808,046
*   Carolina Bank Holdings, Inc.                                     4,214      116,728
#*  Cascade Bancorp                                                323,281    2,576,550
#   Cathay General Bancorp                                       1,038,235   37,833,283
    Central Pacific Financial Corp.                                113,774    3,564,539
#   Central Valley Community Bancorp                                33,717      682,095
    Century Bancorp, Inc. Class A                                   21,740    1,310,922
#   Charter Financial Corp.                                         86,715    1,489,764
#   Chemical Financial Corp.                                       665,317   32,886,619

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
Financials -- (Continued)
    Citizens Community Bancorp, Inc.                                42,530 $    529,924
#   Citizens First Corp.                                             5,422      105,729
    Civista Bancshares, Inc.                                         6,403      131,197
#   Clifton Bancorp, Inc.                                          229,344    3,559,419
    CNB Financial Corp.                                             25,943      608,623
    CNO Financial Group, Inc.                                    5,024,388   95,011,177
    Codorus Valley Bancorp, Inc.                                    19,475      499,923
*   Colony Bankcorp, Inc.                                           12,037      166,712
#   Columbia Banking System, Inc.                                    8,821      350,723
*   Community Bankers Trust Corp.                                      300        2,250
#   Community Trust Bancorp, Inc.                                   76,883    3,555,839
#   Community West Bancshares                                       23,717      240,728
#   ConnectOne Bancorp, Inc.                                       171,521    4,236,569
#*  Consumer Portfolio Services, Inc.                              705,684    3,373,170
#*  Cowen Group, Inc. Class A                                      347,842    5,217,630
#*  Customers Bancorp, Inc.                                        188,422    6,493,022
#   Dime Community Bancshares, Inc.                                440,712    9,431,237
    Donegal Group, Inc. Class A                                    532,446    8,769,386
    Donegal Group, Inc. Class B                                     54,141      881,145
#   Drive Shack, Inc.                                               19,924       82,485
    Eagle Bancorp Montana, Inc.                                      5,800      121,220
    Eastern Virginia Bankshares, Inc.                               23,345      233,450
    EMC Insurance Group, Inc.                                      488,193   14,230,826
    Employers Holdings, Inc.                                       546,162   19,907,605
    Endurance Specialty Holdings, Ltd.                           1,150,055  106,598,598
#*  Enova International, Inc.                                      137,847    1,943,643
#*  Enstar Group, Ltd.                                              22,580    4,372,617
#   ESSA Bancorp, Inc.                                             175,532    2,778,672
    Evans Bancorp, Inc.                                              6,704      247,378
    EverBank Financial Corp.                                       166,976    3,244,344
#*  Ezcorp, Inc. Class A                                         1,297,183   12,842,112
    Farmers Capital Bank Corp.                                      75,959    2,821,877
    Farmers National Banc Corp.                                      7,811       98,419
#   FBL Financial Group, Inc. Class A                              778,469   54,337,136
#   Federal Agricultural Mortgage Corp. Class A                      3,592      215,520
#   Federal Agricultural Mortgage Corp. Class C                    262,166   14,592,160
    Federated National Holding Co.                                  95,141    1,744,886
#   Fidelity Southern Corp.                                         71,821    1,669,838
    Financial Institutions, Inc.                                   242,676    7,996,174
#*  First Acceptance Corp.                                         836,673    1,330,310
#   First American Financial Corp.                                 850,052   31,944,954
#*  First BanCorp(318672706)                                     2,607,708   17,523,798
#   First Bancorp(318910106)                                       250,091    7,320,164
    First Bancorp of Indiana, Inc.                                   5,430      103,061
*   First Bancshares, Inc.                                          17,709      203,653
#   First Bancshares, Inc. (The)                                     2,580       71,337
#   First Business Financial Services, Inc.                         48,703    1,180,074
#   First Citizens BancShares, Inc. Class A                         26,590    9,751,617
#   First Commonwealth Financial Corp.                           2,498,743   35,282,251
    First Community Bancshares, Inc.                               199,480    5,804,868
    First Connecticut Bancorp, Inc.                                106,194    2,405,294
    First Defiance Financial Corp.                                 210,110   10,181,931
    First Federal of Northern Michigan Bancorp, Inc.                31,310      256,742

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                               SHARES      VALUE+
                                                              --------- ------------
Financials -- (Continued)
#          First Financial Corp.                                130,526 $  6,310,932
           First Financial Northwest, Inc.                      275,485    5,716,314
           First Internet Bancorp                                 1,236       38,501
#          First Interstate BancSystem, Inc. Class A            466,518   19,197,216
           First Merchants Corp.                                930,827   35,678,599
           First Mid-Illinois Bancshares, Inc.                    2,071       65,257
           First Midwest Bancorp, Inc.                        2,202,739   53,482,503
*          First Northwest Bancorp                               25,492      377,537
(degrees)* First Place Financial Corp.                          203,821           --
           First South Bancorp, Inc.                              8,902      110,296
*          First United Corp.                                    70,785    1,012,225
#          FirstCash, Inc.                                      526,595   22,485,606
#*         Flagstar Bancorp, Inc.                               754,119   19,433,647
#          Flushing Financial Corp.                             595,015   16,184,408
#          FNB Corp.                                          4,045,945   60,446,418
#*         FNFV Group                                           311,289    4,046,757
#          Fulton Financial Corp.                             5,518,644  100,439,321
#          Gain Capital Holdings, Inc.                          314,857    2,364,576
           GAINSCO, Inc.                                            100        1,573
*          Genworth Financial, Inc. Class A                   5,232,792   17,582,181
#*         Global Indemnity, Ltd.                               276,709   10,932,773
#          Great Southern Bancorp, Inc.                           6,285      314,564
#          Great Western Bancorp, Inc.                          217,178    9,284,359
#*         Green Bancorp, Inc.                                   84,165    1,443,430
#*         Greenlight Capital Re, Ltd. Class A                   56,207    1,270,278
#          Guaranty Federal Bancshares, Inc.                     32,452      662,021
*          Hallmark Financial Services, Inc.                    502,536    5,497,744
#          Hancock Holding Co.                                2,487,417  114,048,069
#          Hanover Insurance Group, Inc. (The)                1,198,891  100,634,911
           Harleysville Savings Financial Corp.                   5,124      103,044
#          Hawthorn Bancshares, Inc.                             31,712      613,627
#          HCI Group, Inc.                                       78,146    3,232,119
           Heartland Financial USA, Inc.                         62,866    2,942,129
#          Heritage Financial Corp.                             349,170    8,903,835
#          Heritage Insurance Holdings, Inc.                    114,052    1,617,257
           Hilltop Holdings, Inc.                             1,307,737   35,805,839
#*         HMN Financial, Inc.                                  101,761    1,857,138
#          Home Bancorp, Inc.                                     6,475      230,316
#*         HomeStreet, Inc.                                     640,388   16,778,166
*          HomeTrust Bancshares, Inc.                           161,491    3,996,902
           Hope Bancorp, Inc.                                 1,046,840   21,889,424
           HopFed Bancorp, Inc.                                  75,218    1,067,343
#          Horace Mann Educators Corp.                          966,119   39,949,021
           Horizon Bancorp                                          508       13,020
           Iberiabank Corp.                                   1,128,805   92,731,331
#          Independence Holding Co.                             284,565    5,662,843
           Independent Bank Corp.                                 3,821       80,241
#          Independent Bank Group, Inc.                          44,978    2,795,383
#          Infinity Property & Casualty Corp.                   395,516   34,350,565
           International Bancshares Corp.                     1,196,350   44,384,585
#*         INTL. FCStone, Inc.                                   41,525    1,531,442
           Investment Technology Group, Inc.                    240,989    4,848,699
#          Investors Title Co.                                   43,482    5,283,933

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
    James River Group Holdings, Ltd.                                17,486 $   693,320
    Janus Capital Group, Inc.                                    3,818,052  47,725,650
*   KCG Holdings, Inc. Class A                                   1,737,926  24,278,826
#   Kearny Financial Corp.                                       1,335,578  20,367,564
#   Kemper Corp.                                                 1,702,554  73,550,333
#*  Ladenburg Thalmann Financial Services, Inc.                     81,275     186,933
#   Lake Shore Bancorp, Inc.                                           697      11,047
#   Lakeland Bancorp, Inc.                                         367,878   6,824,137
    Landmark Bancorp, Inc.                                          29,629     903,684
#   Legg Mason, Inc.                                               401,977  12,738,651
    Macatawa Bank Corp.                                             67,135     686,120
#   Mackinac Financial Corp.                                       135,692   1,801,990
#*  Magyar Bancorp, Inc.                                            36,773     474,188
#   Maiden Holdings, Ltd.                                        2,220,690  39,417,247
#   MainSource Financial Group, Inc.                               549,344  18,051,444
    Marlin Business Services Corp.                                 345,126   7,920,642
#   MB Financial, Inc.                                           1,998,996  89,015,292
#*  MBIA, Inc.                                                   3,695,096  37,689,979
#   MBT Financial Corp.                                            358,502   3,871,822
    Mercantile Bank Corp.                                          271,283   8,762,441
#   Mid Penn Bancorp, Inc.                                           4,664     115,434
#   MidSouth Bancorp, Inc.                                          28,963     418,515
    MidWestOne Financial Group, Inc.                                20,353     718,664
*   MSB Financial Corp.                                              3,518      50,307
    MutualFirst Financial, Inc.                                    140,043   4,376,344
    National Bank Holdings Corp. Class A                           735,341  23,898,582
    National Security Group, Inc. (The)                             11,290     182,221
    National Western Life Group, Inc. Class A                       68,502  20,081,361
#*  Nationstar Mortgage Holdings, Inc.                              87,943   1,595,286
#   Navigators Group, Inc. (The)                                   890,443  49,998,374
    Nelnet, Inc. Class A                                           695,863  34,118,163
*   NewStar Financial, Inc.                                        530,625   4,711,950
*   Nicholas Financial, Inc.                                        42,139     463,529
#*  Nicolet Bankshares, Inc.                                         3,523     170,760
*   NMI Holdings, Inc. Class A                                     567,950   6,133,860
#   Northeast Bancorp                                               17,431     247,520
    Northeast Community Bancorp, Inc.                               10,981      85,103
#   Northfield Bancorp, Inc.                                       571,144  10,309,149
#   Northrim BanCorp, Inc.                                         162,385   4,587,376
#   Northwest Bancshares, Inc.                                   2,055,252  35,083,152
#   Norwood Financial Corp.                                            504      18,391
#   OceanFirst Financial Corp.                                      83,080   2,360,303
    OFG Bancorp                                                  1,211,340  16,050,255
#   Old Line Bancshares, Inc.                                        4,203     112,682
#   Old National Bancorp.                                        3,965,697  70,391,122
#   Old Second Bancorp, Inc.                                       318,599   3,440,869
    OneBeacon Insurance Group, Ltd. Class A                         52,434     851,004
#*  OneMain Holdings, Inc.                                          55,145   1,234,145
    Oppenheimer Holdings, Inc. Class A                             129,515   2,214,706
#   Opus Bank                                                       59,368   1,208,139
#   Oritani Financial Corp.                                        222,583   3,861,815
    Pacific Continental Corp.                                       11,867     294,302
#*  Pacific Mercantile Bancorp                                      44,808     320,377

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
    Park Sterling Corp.                                            877,085 $10,261,894
    Parke Bancorp, Inc.                                                440       8,624
#*  Patriot National Bancorp, Inc.                                   7,682     107,548
*   Patriot National, Inc.                                           3,723      15,934
#   PB Bancorp, Inc.                                                 3,118      31,648
#   Peapack Gladstone Financial Corp.                               51,422   1,553,202
#   Peoples Bancorp of North Carolina, Inc.                         32,318     840,268
#   Peoples Bancorp, Inc.                                          450,037  13,973,649
#   Peoples Financial Services Corp.                                 3,419     147,017
#*  PICO Holdings, Inc.                                            111,379   1,587,151
#*  Piper Jaffray Cos.                                             337,738  23,810,529
    Popular, Inc.                                                  951,945  42,294,916
    Premier Financial Bancorp, Inc.                                179,270   3,284,226
#   ProAssurance Corp.                                              44,085   2,398,224
#   Provident Financial Holdings, Inc.                             200,383   3,713,097
#   Provident Financial Services, Inc.                           2,281,653  60,395,355
#   Prudential Bancorp, Inc.                                         2,076      36,392
#*  Regional Management Corp.                                      289,986   7,252,550
    Renasant Corp.                                                 532,669  21,200,226
    Republic Bancorp, Inc. Class A                                  62,033   2,149,443
#*  Republic First Bancorp, Inc.                                    39,533     298,474
#   Riverview Bancorp, Inc.                                        463,413   3,554,378
*   Royal Bancshares of Pennsylvania, Inc. Class A                  16,564      65,759
#   S&T Bancorp, Inc.                                              129,437   4,869,420
#*  Safeguard Scientifics, Inc.                                     98,864   1,191,311
    Safety Insurance Group, Inc.                                   285,986  20,505,196
    Salisbury Bancorp, Inc.                                          3,107     120,552
    Sandy Spring Bancorp, Inc.                                     435,243  17,831,906
#   SB Financial Group, Inc.                                        34,522     612,765
*   Security National Financial Corp. Class A                       16,859     118,012
*   Select Bancorp, Inc.                                            43,496     449,314
#   Selective Insurance Group, Inc.                              1,831,882  76,389,479
    Shore Bancshares, Inc.                                          35,580     572,482
    SI Financial Group, Inc.                                        19,263     289,908
    Siebert Financial Corp.                                         39,339     123,918
#   Sierra Bancorp                                                 279,348   7,475,352
#   Simmons First National Corp. Class A                             4,821     289,983
*   Southern First Bancshares, Inc.                                 60,412   2,138,585
#   Southern National Bancorp of Virginia, Inc.                     26,848     430,373
    Southwest Bancorp, Inc.                                        515,626  14,282,840
    Southwest Georgia Financial Corp.                                1,652      33,453
#   State Auto Financial Corp.                                     886,929  22,403,827
#   Sterling Bancorp                                             1,992,933  47,531,452
#   Stewart Information Services Corp.                             278,099  12,147,364
#*  Stifel Financial Corp.                                         581,003  29,241,881
    Stonegate Bank                                                  89,717   4,083,021
#   Summit State Bank                                                8,558     134,789
#   Sun Bancorp, Inc.                                               27,011     675,275
    Sussex Bancorp                                                  30,750     653,437
    Synovus Financial Corp.                                         50,782   2,116,594
#   TCF Financial Corp.                                          1,472,753  25,552,265
    Territorial Bancorp, Inc.                                       70,158   2,221,904
    TheStreet, Inc.                                                447,394     366,863

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES       VALUE+
                                                                 --------- --------------
Financials -- (Continued)
#*  Third Point Reinsurance, Ltd.                                  216,587 $    2,479,921
    Timberland Bancorp, Inc.                                       188,335      3,938,085
#   Tiptree, Inc.                                                  866,977      5,678,699
    Trico Bancshares                                                65,260      2,406,136
#*  TriState Capital Holdings, Inc.                                100,371      2,228,236
*   Triumph Bancorp, Inc.                                            9,605        259,815
#   Trustmark Corp.                                              1,357,982     45,655,355
    Umpqua Holdings Corp.                                        2,608,113     47,754,549
*   Unico American Corp.                                           144,328      1,472,146
    Union Bankshares Corp.                                       1,149,906     42,270,545
#   United Bancshares, Inc.                                          9,093        204,365
    United Community Bancorp                                         2,815         47,714
    United Community Banks, Inc.                                       646         18,172
    United Community Financial Corp.                               720,653      6,132,757
#   United Financial Bancorp, Inc.                                 848,208     15,310,154
#   United Fire Group, Inc.                                        841,309     39,709,785
#   United Insurance Holdings Corp.                                 27,184        371,605
*   United Security Bancshares                                      49,156        388,332
#   Unity Bancorp, Inc.                                             62,788      1,032,863
#   Univest Corp. of Pennsylvania                                  168,914      4,754,929
#   Valley National Bancorp                                      2,016,474     24,419,500
#   Virtus Investment Partners, Inc.                                29,445      3,209,505
    VSB Bancorp, Inc.                                                  833         12,737
*   Walker & Dunlop, Inc.                                           48,872      1,535,070
#   Washington Federal, Inc.                                     2,995,613     98,405,887
    Waterstone Financial, Inc.                                     348,373      6,305,551
#   Wayne Savings Bancshares, Inc.                                  22,033        396,594
#   Webster Financial Corp.                                      1,515,366     79,587,022
#   WesBanco, Inc.                                                 938,169     38,934,013
#   Western New England Bancorp, Inc.                              477,498      4,631,731
#   Wintrust Financial Corp.                                     1,645,967    117,851,237
#   WVS Financial Corp.                                              1,740         25,665
#*  Xenith Bankshares, Inc.                                         22,819        594,207
                                                                           --------------
Total Financials                                                            4,033,672,309
                                                                           --------------
Health Care -- (3.4%)
#   Aceto Corp.                                                    472,124      9,012,847
#*  Acorda Therapeutics, Inc.                                      178,288      3,654,904
#*  Addus HomeCare Corp.                                            20,292        692,972
#*  Adeptus Health, Inc. Class A                                    61,779        442,955
#*  Air Methods Corp.                                               57,944      2,068,601
#*  Albany Molecular Research, Inc.                                126,966      2,336,174
*   Alere, Inc.                                                    935,037     34,596,369
*   Allied Healthcare Products, Inc.                                38,802         86,528
#*  Allscripts Healthcare Solutions, Inc.                          801,829      9,389,418
#*  Almost Family, Inc.                                            287,927     13,604,551
#*  Amedisys, Inc.                                                 113,319      5,192,277
#*  American Shared Hospital Services                               87,469        393,611
#   Analogic Corp.                                                   5,125        397,956
#*  AngioDynamics, Inc.                                          1,096,136     17,642,309
*   Applied Genetic Technologies Corp.                              42,488        308,038
#*  Arrhythmia Research Technology, Inc.                             2,937         12,365
#*  BioScrip, Inc.                                                  60,407         82,758

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                SHARES      VALUE+
                                                               --------- ------------
Health Care -- (Continued)
#*          Brookdale Senior Living, Inc.                      1,337,965 $ 20,029,336
#*          Community Health Systems, Inc.                       412,857    2,642,285
#           CONMED Corp.                                         788,395   35,154,533
#*          Cross Country Healthcare, Inc.                       323,494    4,680,958
#*          Cumberland Pharmaceuticals, Inc.                      36,546      225,123
*           Cutera, Inc.                                         292,122    5,404,257
            Digirad Corp.                                        269,340    1,360,167
#*          Diplomat Pharmacy, Inc.                               15,600      214,344
#*          Endo International P.L.C.                            284,276    3,479,538
#*          Envision Healthcare Corp.                            274,475   18,664,300
#*          Enzo Biochem, Inc.                                    89,650      598,862
*           Exactech, Inc.                                       200,960    4,953,664
*           Five Star Quality Care, Inc.                         297,120      846,792
#*          Halyard Health, Inc.                                 151,196    5,816,510
#*          Hanger, Inc.                                         324,130    3,896,043
#*          Harvard Bioscience, Inc.                             159,063      477,189
#*          Impax Laboratories, Inc.                             245,710    3,231,087
*           InfuSystem Holdings, Inc.                              2,117        4,869
#*          Integer Holdings Corp.                               628,745   20,371,338
#           Invacare Corp.                                       872,077   10,028,885
*           IRIDEX Corp.                                          33,351      465,246
#           Kewaunee Scientific Corp.                             68,046    1,724,966
#           Kindred Healthcare, Inc.                           2,063,414   13,721,703
#*          Lannett Co., Inc.                                     77,899    1,569,665
*           LHC Group, Inc.                                      218,129   10,934,807
#*          LifePoint Health, Inc.                             1,220,067   72,410,976
*           LivaNova P.L.C.                                       10,637      511,693
            Magellan Health, Inc.                                714,999   53,589,175
(degrees)#* MedCath Corp.                                        622,045           --
*           MediciNova, Inc.                                       7,351       40,872
#*          Merit Medical Systems, Inc.                          133,167    3,382,442
*           Misonix, Inc.                                        130,175    1,379,855
#*          Molina Healthcare, Inc.                              355,755   20,178,424
#*          Myriad Genetics, Inc.                                260,207    4,210,149
#           National HealthCare Corp.                             64,926    4,859,711
#*          Nuvectra Corp.                                       164,442    1,279,359
#           PDL BioPharma, Inc.                                1,302,210    2,864,862
#*          PharmAthene, Inc.                                    201,040      623,224
#*          PharMerica Corp.                                     791,123   19,619,850
#*          Prestige Brands Holdings, Inc.                       526,059   27,754,873
#*          Providence Service Corp. (The)                        16,307      630,266
#*          Quorum Health Corp.                                  288,270    2,533,893
#*          RTI Surgical, Inc.                                   920,555    2,991,804
#*          Select Medical Holdings Corp.                      1,971,641   24,546,930
#*          Spectrum Pharmaceuticals, Inc.                       145,644      678,701
#*          Tivity Health, Inc.                                  600,970   15,414,880
#*          Triple-S Management Corp. Class B                    725,967   13,873,229
#*          Universal American Corp.                           1,131,158   11,243,711
                                                                         ------------
Total Health Care                                                         555,029,979
                                                                         ------------
Industrials -- (16.0%)
            AAR Corp.                                          1,069,655   34,218,263
#           ABM Industries, Inc.                                 302,896   12,233,969

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Industrials -- (Continued)
*   Acacia Research Corp.                                          115,473 $   675,517
#*  ACCO Brands Corp.                                            3,309,721  42,198,943
    Acme United Corp.                                                2,707      65,943
#   Actuant Corp. Class A                                          195,808   5,120,379
*   Aegion Corp.                                                 1,064,717  24,765,317
#*  AeroCentury Corp.                                               31,474     326,543
#*  Aerovironment, Inc.                                             95,916   2,512,040
#   Air Lease Corp.                                                784,783  28,550,406
*   Air Transport Services Group, Inc.                           1,407,706  22,706,298
#   Aircastle, Ltd.                                              2,490,198  55,531,415
#   Alamo Group, Inc.                                              310,088  23,451,955
*   Alpha PRO Tech, Ltd.                                            79,326     245,911
#   AMERCO                                                         194,834  73,388,123
*   Ameresco, Inc. Class A                                         190,386     990,007
#   American Railcar Industries, Inc.                              444,443  19,795,491
*   AMREP Corp.                                                      8,733      61,393
*   ARC Document Solutions, Inc.                                   267,121   1,258,140
#   ArcBest Corp.                                                  818,892  25,876,987
#   Arconic, Inc.                                                   24,398     556,030
#*  Armstrong Flooring, Inc.                                       376,866   7,925,492
*   Arotech Corp.                                                  292,688   1,185,386
    Astec Industries, Inc.                                         208,664  14,602,307
#*  Atlas Air Worldwide Holdings, Inc.                             786,012  41,462,133
#*  Avalon Holdings Corp. Class A                                   51,820     145,614
*   Babcock & Wilcox Enterprises, Inc.                             491,073   8,171,455
    Barnes Group, Inc.                                           1,100,530  52,968,509
*   Beacon Roofing Supply, Inc.                                    390,614  17,097,175
*   BlueLinx Holdings, Inc.                                         15,120      99,490
#*  BMC Stock Holdings, Inc.                                       120,893   2,260,699
#   Briggs & Stratton Corp.                                      1,265,392  27,408,391
#*  CAI International, Inc.                                        336,574   5,432,304
#*  CBIZ, Inc.                                                   1,275,659  16,711,133
*   CDI Corp.                                                      470,826   4,049,104
#   CECO Environmental Corp.                                       405,339   5,318,048
#   Celadon Group, Inc.                                            588,193   4,470,267
#*  Chart Industries, Inc.                                          84,636   3,283,030
    Chicago Bridge & Iron Co. NV                                    38,290   1,271,611
    Chicago Rivet & Machine Co.                                     29,001   1,392,628
*   Civeo Corp.                                                    145,105     513,672
#*  Colfax Corp.                                                    75,321   2,937,519
#   Columbus McKinnon Corp.                                        223,612   6,147,094
#   CompX International, Inc.                                       67,191     980,989
*   Continental Materials Corp.                                     14,260     423,522
    Copa Holdings SA Class A                                       531,339  51,800,239
#   Covanta Holding Corp.                                        1,541,006  24,810,197
#*  Covenant Transportation Group, Inc. Class A                    284,422   6,123,606
    CRA International, Inc.                                        173,016   5,749,322
#*  CSW Industrials, Inc.                                           25,621     936,448
#   Cubic Corp.                                                    534,629  25,421,609
    Curtiss-Wright Corp.                                           310,512  30,448,807
#*  DigitalGlobe, Inc.                                           2,340,325  65,646,116
#   DMC Global, Inc.                                                91,600   1,461,020
#*  Ducommun, Inc.                                                 319,594   9,469,570

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Industrials -- (Continued)
    Eastern Co. (The)                                               73,842 $ 1,462,072
#*  Echo Global Logistics, Inc.                                     82,947   1,969,991
    Ecology and Environment, Inc. Class A                           35,051     362,778
    EMCOR Group, Inc.                                              166,602  11,610,493
#   Encore Wire Corp.                                              535,634  22,630,536
*   Engility Holdings, Inc.                                        224,042   6,571,152
#   Ennis, Inc.                                                    719,291  12,156,018
#   ESCO Technologies, Inc.                                        496,116  28,873,951
    Essendant, Inc.                                                666,232  13,917,586
#*  Esterline Technologies Corp.                                 1,108,184  94,915,960
    Federal Signal Corp.                                           866,999  13,473,164
*   Franklin Covey Co.                                             203,000   3,552,500
#   FreightCar America, Inc.                                       321,859   4,650,863
#*  FTI Consulting, Inc.                                         1,270,536  53,540,387
*   Fuel Tech, Inc.                                                104,261     133,454
#   G&K Services, Inc. Class A                                     296,145  28,447,689
#   GATX Corp.                                                   1,651,969  95,516,848
*   Gencor Industries, Inc.                                        125,947   1,971,071
#   General Cable Corp.                                            132,061   2,680,838
*   Gibraltar Industries, Inc.                                     650,146  28,541,409
*   Golden Ocean Group, Ltd.                                         4,224      23,063
*   GP Strategies Corp.                                             13,654     350,908
#   Graham Corp.                                                    28,611     635,736
#   Granite Construction, Inc.                                     447,949  25,143,377
#*  Great Lakes Dredge & Dock Corp.                              1,880,522   9,778,714
#   Greenbrier Cos., Inc. (The)                                    646,093  28,266,569
#   Griffon Corp.                                                1,363,368  34,697,716
#   Hardinge, Inc.                                                 325,758   3,453,035
    Heidrick & Struggles International, Inc.                       240,815   5,382,215
#*  Heritage-Crystal Clean, Inc.                                   111,966   1,673,892
#*  Hertz Global Holdings, Inc.                                    217,936   4,570,118
#*  Hill International, Inc.                                       536,973   2,899,654
#   Houston Wire & Cable Co.                                       128,374     943,549
*   Hub Group, Inc. Class A                                        401,253  17,795,571
    Hudson Global, Inc.                                            378,922     488,809
    Hurco Cos., Inc.                                               167,748   5,133,089
*   Huron Consulting Group, Inc.                                    41,764   1,891,909
#   Hyster-Yale Materials Handling, Inc.                           232,390  14,296,633
*   ICF International, Inc.                                        537,360  27,942,720
*   IES Holdings, Inc.                                              16,958     330,681
*   InnerWorkings, Inc.                                            416,058   3,998,317
#   Insteel Industries, Inc.                                        11,670     432,257
*   Intersections, Inc.                                             80,801     318,356
#   Joy Global, Inc.                                               224,825   6,322,079
    Kadant, Inc.                                                   401,873  24,755,377
#   KBR, Inc.                                                      231,360   3,935,434
#   Kelly Services, Inc. Class A                                 1,044,101  23,377,421
#   Kelly Services, Inc. Class B                                       567      13,325
*   Key Technology, Inc.                                            10,099     136,337
#*  KEYW Holding Corp. (The)                                        18,875     188,939
    Kimball International, Inc. Class B                            437,462   7,318,739
#*  Kirby Corp.                                                    156,302  10,073,664
#*  KLX, Inc.                                                      196,788   9,640,644

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Industrials -- (Continued)
#   Korn/Ferry International                                       735,154 $21,356,224
#*  Kratos Defense & Security Solutions, Inc.                    1,744,377  14,373,666
#*  Lawson Products, Inc.                                          188,152   4,863,729
#*  Layne Christensen Co.                                          297,102   3,098,774
    LB Foster Co. Class A                                            9,420     141,300
#*  LMI Aerospace, Inc.                                             96,582     856,682
    LS Starrett Co. (The) Class A                                  183,683   2,020,513
    LSC Communications, Inc.                                        11,360     297,859
    LSI Industries, Inc.                                           286,004   2,722,758
*   Lydall, Inc.                                                   311,355  18,992,655
#*  Manitex International, Inc.                                     69,916     605,473
    Marten Transport, Ltd.                                         843,043  19,263,533
*   MasTec, Inc.                                                 1,420,197  52,902,338
*   Mastech Digital, Inc.                                           49,061     329,690
#   Matson, Inc.                                                   614,083  21,898,200
    McGrath RentCorp                                               414,722  15,875,558
#*  MFRI, Inc.                                                     203,998   1,784,983
    Miller Industries, Inc.                                        300,835   7,972,127
#   Mobile Mini, Inc.                                            1,374,892  44,752,735
*   Moog, Inc. Class A                                              76,149   5,015,935
#   Mueller Water Products, Inc. Class A                           835,725  11,248,858
*   MYR Group, Inc.                                                401,593  15,449,283
    National Presto Industries, Inc.                                 6,841     727,882
*   Navigant Consulting, Inc.                                    1,398,750  34,549,125
#*  NL Industries, Inc.                                            174,674   1,048,044
#   NN, Inc.                                                       690,521  13,361,581
#*  Northwest Pipe Co.                                             177,496   3,399,048
#*  Orion Energy Systems, Inc.                                      51,413     106,425
*   Orion Group Holdings, Inc.                                     645,186   6,774,453
#   Oshkosh Corp.                                                  354,407  24,677,359
*   PAM Transportation Services, Inc.                               83,440   1,944,986
#   Park-Ohio Holdings Corp.                                       117,837   5,284,989
#*  Patriot Transportation Holding, Inc.                             2,456      63,831
*   Performant Financial Corp.                                      30,372      63,174
#   Powell Industries, Inc.                                        163,949   6,308,758
#   Preformed Line Products Co.                                     45,714   2,495,984
#   Quanex Building Products Corp.                                 686,231  13,553,062
#*  Radiant Logistics, Inc.                                         91,585     336,117
    RCM Technologies, Inc.                                         209,863   1,261,277
#   Regal Beloit Corp.                                             704,893  51,175,232
#   Resources Connection, Inc.                                     418,551   6,989,802
#*  Revolution Lighting Technologies, Inc.                          21,559     141,643
*   Roadrunner Transportation Systems, Inc.                        754,115   5,972,591
*   RPX Corp.                                                    1,379,245  14,978,601
#*  Rush Enterprises, Inc. Class A                                 847,841  27,766,793
*   Rush Enterprises, Inc. Class B                                 328,261  10,094,026
#*  Saia, Inc.                                                     705,330  33,891,106
    Servotronics, Inc.                                              15,025     151,677
*   SIFCO Industries, Inc.                                          68,152     575,884
#   SkyWest, Inc.                                                1,678,029  59,402,227
*   Sparton Corp.                                                  285,825   6,196,686
*   Sterling Construction Co., Inc.                                257,986   2,363,152
#   Supreme Industries, Inc. Class A                                41,540     762,674

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES       VALUE+
                                                                 --------- --------------
Industrials -- (Continued)
#*  Team, Inc.                                                      51,441 $    1,728,418
    Terex Corp.                                                  2,279,489     72,487,750
    Tetra Tech, Inc.                                               579,643     25,330,399
    Textainer Group Holdings, Ltd.                                  37,910        545,904
#*  Thermon Group Holdings, Inc.                                     6,082        126,262
    Titan International, Inc.                                      798,706     10,614,803
*   Titan Machinery, Inc.                                           37,737        521,148
*   Transcat, Inc.                                                  58,439        704,190
#*  TRC Cos., Inc.                                                 331,850      3,086,205
*   TriMas Corp.                                                   510,953     10,883,299
#   Trinity Industries, Inc.                                       186,049      5,123,789
#   Triton International, Ltd.                                     664,028     16,162,442
*   TrueBlue, Inc.                                                 103,374      2,558,507
#*  Tutor Perini Corp.                                           1,570,897     46,812,731
#*  Twin Disc, Inc.                                                107,566      1,789,898
#*  Ultralife Corp.                                                175,460        965,030
#   UniFirst Corp.                                                 246,237     31,493,712
    Universal Forest Products, Inc.                                509,219     51,792,664
#*  USA Truck, Inc.                                                230,335      1,946,331
*   Vectrus, Inc.                                                   59,986      1,352,084
#*  Veritiv Corp.                                                  192,618     10,796,239
#*  Versar, Inc.                                                    39,920         50,299
#   Viad Corp.                                                     463,872     20,340,787
*   Virco Manufacturing Corp.                                       47,331        208,256
#*  Volt Information Sciences, Inc.                                473,202      3,903,916
#   VSE Corp.                                                       52,550      1,959,064
#   Wabash National Corp.                                          802,896     14,171,114
#   Werner Enterprises, Inc.                                     1,600,942     44,986,470
#*  Wesco Aircraft Holdings, Inc.                                  151,149      2,289,907
#*  WESCO International, Inc.                                    1,296,583     91,668,418
#*  Willis Lease Finance Corp.                                     249,969      6,369,210
#*  XPO Logistics, Inc.                                            580,071     25,952,377
                                                                           --------------
Total Industrials                                                           2,636,803,868
                                                                           --------------
Information Technology -- (11.5%)
*   Actua Corp.                                                     22,275        318,533
#*  ADDvantage Technologies Group, Inc.                              4,523          8,051
#*  Agilysys, Inc.                                                 451,334      4,391,480
*   Alpha & Omega Semiconductor, Ltd.                              669,851     13,631,468
#*  Amkor Technology, Inc.                                       3,491,357     32,853,669
#*  Anixter International, Inc.                                    226,033     19,325,821
    AstroNova, Inc.                                                166,110      2,317,234
*   Autobytel, Inc.                                                 55,623        764,816
*   Aviat Networks, Inc.                                            58,744        750,161
#*  Avid Technology, Inc.                                          256,310      1,371,258
    AVX Corp.                                                    1,382,433     22,395,415
*   Aware, Inc.                                                    651,480      4,039,176
*   Axcelis Technologies, Inc.                                      10,033        152,502
*   AXT, Inc.                                                      531,629      3,056,867
#*  Bankrate, Inc.                                                 911,010      9,930,009
    Bel Fuse, Inc. Class A                                          13,612        344,520
#   Bel Fuse, Inc. Class B                                         225,622      7,174,780
#*  Benchmark Electronics, Inc.                                  1,796,069     54,959,711

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                               SHARES      VALUE+
                                                              --------- ------------
Information Technology -- (Continued)
#          Black Box Corp.                                      208,076 $  2,777,815
#*         Blucora, Inc.                                      1,168,611   17,646,026
(degrees)* Bogen Corp.                                           43,300           --
#*         BroadVision, Inc.                                      5,576       26,486
           Brooks Automation, Inc.                            2,159,598   37,620,197
*          BSQUARE Corp.                                         82,959      489,458
*          CACI International, Inc. Class A                     849,691  104,342,055
#*         Calix, Inc.                                          674,268    4,854,730
#*         Ciber, Inc.                                        1,495,776      644,829
#          ClearOne, Inc.                                           898       11,270
#*         Coherent, Inc.                                       221,472   34,932,779
           Cohu, Inc.                                           810,812   10,702,718
#          Communications Systems, Inc.                         151,079      765,971
           Computer Task Group, Inc.                            177,255      808,283
#*         comScore, Inc.                                        32,276    1,082,860
#          Comtech Telecommunications Corp.                     596,445    6,399,855
#          Concurrent Computer Corp.                            168,361      872,110
#          Convergys Corp.                                    3,776,945   93,743,775
#*         Cray, Inc.                                            87,485    1,500,368
*          Cree, Inc.                                         2,775,293   76,542,581
           CSP, Inc.                                            128,131    1,303,092
#          CTS Corp.                                          1,158,255   24,902,482
#*         CyberOptics Corp.                                    146,580    5,276,880
#          Cypress Semiconductor Corp.                          511,796    6,039,193
*          Data I/O Corp.                                        74,290      320,190
*          Determine, Inc.                                        3,005        6,401
*          Digi International, Inc.                             764,090    9,971,374
#*         Diodes, Inc.                                         652,265   16,234,876
*          DSP Group, Inc.                                      545,798    5,921,908
#          EarthLink Holdings Corp.                           1,051,582    6,740,641
*          Edgewater Technology, Inc.                           295,576    2,069,032
#*         Electro Scientific Industries, Inc.                  742,131    4,875,801
*          ePlus, Inc.                                          219,321   24,574,918
#*         Everi Holdings, Inc.                                 706,428    2,083,963
#*         Exar Corp.                                            96,989      994,137
#*         FARO Technologies, Inc.                              130,792    4,852,383
#*         Finisar Corp.                                         67,232    1,988,050
#*         First Solar, Inc.                                    165,988    5,177,166
#*         FormFactor, Inc.                                   1,543,902   19,221,580
*          Frequency Electronics, Inc.                          216,118    2,394,587
#*         GigPeak, Inc.                                        381,298      983,749
#*         Harmonic, Inc.                                     2,062,373   10,930,577
#*         ID Systems, Inc.                                      92,991      600,722
*          II-VI, Inc.                                          956,662   34,918,163
#*         Imation Corp.                                        112,356       92,581
#*         Infinera Corp.                                       510,171    4,596,641
#*         Inseego Corp.                                         17,884       55,262
*          Insight Enterprises, Inc.                          1,101,926   40,914,512
#*         Intelligent Systems Corp.                             27,446      112,529
#*         Internap Corp.                                       322,813      532,641
           Intersil Corp. Class A                               561,814   12,601,488
*          inTEST Corp.                                           4,600       21,620
#*         IntriCon Corp.                                        44,161      309,127

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
Information Technology -- (Continued)
#*  Iteris, Inc.                                                    69,207 $    334,270
*   Ixia                                                           194,892    3,790,649
    IXYS Corp.                                                     639,267    7,735,131
#*  Kemet Corp.                                                    475,330    3,298,790
*   Key Tronic Corp.                                               367,188    2,911,801
*   Kimball Electronics, Inc.                                      764,392   13,071,103
#*  Knowles Corp.                                                  391,771    7,059,713
*   Kulicke & Soffa Industries, Inc.                             2,045,534   35,960,488
#*  KVH Industries, Inc.                                           225,632    2,346,573
*   LGL Group, Inc. (The)                                            8,402       39,741
    ManTech International Corp. Class A                            767,040   29,868,538
*   Marchex, Inc. Class B                                          300,794      815,152
#*  MeetMe, Inc.                                                   692,060    3,404,935
    Mentor Graphics Corp.                                              751       27,719
#   MKS Instruments, Inc.                                        1,549,760  102,129,184
#*  ModusLink Global Solutions, Inc.                               220,666      386,165
    NCI, Inc. Class A                                               30,335      385,254
#*  NETGEAR, Inc.                                                  721,268   41,040,149
#*  Netscout Systems, Inc.                                       1,011,008   33,666,566
#*  NeuStar, Inc. Class A                                           59,075    1,961,290
#*  Numerex Corp. Class A                                           10,032       58,988
*   Optical Cable Corp.                                            169,845      551,996
*   PAR Technology Corp.                                           156,135    1,016,439
#   Park Electrochemical Corp.                                     190,510    3,492,048
#   PC Connection, Inc.                                            863,304   23,550,933
    PC-Tel, Inc.                                                   606,834    3,525,706
#*  PCM, Inc.                                                      204,616    4,593,629
#*  Perceptron, Inc.                                               209,107    1,369,651
*   Perficient, Inc.                                                66,088    1,171,740
#*  Photronics, Inc.                                             1,953,774   22,468,401
*   Plexus Corp.                                                   858,034   46,591,246
*   PRGX Global, Inc.                                               42,529      242,415
#*  Qualstar Corp.                                                  39,565      145,995
#*  QuinStreet, Inc.                                                42,689      149,412
*   Qumu Corp.                                                      11,629       26,979
#*  RealNetworks, Inc.                                             516,242    2,761,895
#   Reis, Inc.                                                     276,928    5,538,560
#   RELM Wireless Corp.                                            128,245      634,813
#*  RetailMeNot, Inc.                                            1,009,868    9,139,305
#   RF Industries, Ltd.                                             65,574      104,918
    Richardson Electronics, Ltd.                                   387,883    2,342,813
*   Rightside Group, Ltd.                                           59,718      504,020
*   Rogers Corp.                                                   102,318    8,180,324
*   Rubicon Project, Inc. (The)                                    118,129    1,000,553
*   Rudolph Technologies, Inc.                                     463,787   10,643,912
*   Sanmina Corp.                                                2,606,192  101,511,178
*   ScanSource, Inc.                                               681,356   26,947,630
#*  Seachange International, Inc.                                  198,702      480,859
#*  Sigma Designs, Inc.                                            842,868    5,141,495
*   Sigmatron International, Inc.                                   16,500       74,333
#*  Sonus Networks, Inc.                                           184,706    1,178,424
*   StarTek, Inc.                                                  219,527    1,901,104
#*  Super Micro Computer, Inc.                                     269,786    7,135,840

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                SHARES       VALUE+
                                                              ---------- --------------
Information Technology -- (Continued)
*          Sykes Enterprises, Inc.                               892,473 $   24,926,771
           SYNNEX Corp.                                          974,373    117,100,147
           Systemax, Inc.                                         14,385        121,985
#*         Tech Data Corp.                                     1,041,786     89,135,210
#*         TechTarget, Inc.                                       16,291        143,524
           Tessco Technologies, Inc.                              89,002      1,263,828
#*         TiVo Corp.                                          2,239,180     42,320,502
*          Trio-Tech International                                39,533        130,459
#*         TSR, Inc.                                               1,145          6,412
#*         TTM Technologies, Inc.                              2,999,279     44,479,308
#*         Ultra Clean Holdings, Inc.                            901,586     11,296,873
*          Ultratech, Inc.                                       143,839      3,728,307
*          Universal Security Instruments, Inc.                   32,116        117,223
#*         Veeco Instruments, Inc.                               427,421     11,006,091
#*         Virtusa Corp.                                          77,021      1,962,495
#          Vishay Intertechnology, Inc.                        4,923,147     81,724,240
#*         Vishay Precision Group, Inc.                          375,616      6,254,006
*          Westell Technologies, Inc. Class A                     72,438         47,085
*          Wireless Telecom Group, Inc.                          137,594        272,436
*          Xcerra Corp.                                          468,436      3,550,745
#*         YuMe, Inc.                                             39,008        138,868
#*         Zynga, Inc. Class A                                15,865,362     39,980,712
                                                                         --------------
Total Information Technology                                              1,889,285,895
                                                                         --------------
Materials -- (5.0%)
#          A Schulman, Inc.                                      661,554     22,823,613
#*         AgroFresh Solutions, Inc.                               5,424         14,265
*          American Biltrite, Inc.                                   110         25,860
           American Vanguard Corp.                               763,529     13,132,699
#          Ampco-Pittsburgh Corp.                                135,284      2,036,024
#*         Boise Cascade Co.                                     449,257     11,141,574
           Calgon Carbon Corp.                                   127,715      2,024,283
#          Carpenter Technology Corp.                          1,513,148     60,556,183
#*         Century Aluminum Co.                                2,883,760     44,409,904
#          Chemours Co. (The)                                     48,458      1,280,260
*          Chemtura Corp.                                        209,259      6,926,473
*          Clearwater Paper Corp.                                170,359     10,715,581
#          Commercial Metals Co.                               4,169,164     85,176,021
*          Core Molding Technologies, Inc.                       198,382      3,059,050
           Domtar Corp.                                        2,221,439     97,054,670
#          Ferroglobe P.L.C.                                     430,285      4,522,295
(degrees)* Ferroglobe Representation & Warranty Insurance
             Trust                                               190,187             --
#          Friedman Industries, Inc.                             177,720      1,217,382
#          FutureFuel Corp.                                      355,972      4,624,076
           Gold Resource Corp.                                     7,538         40,554
#          Greif, Inc. Class A                                   665,921     38,343,731
           Greif, Inc. Class B                                       891         63,439
#          Haynes International, Inc.                            254,507     10,462,783
#          Hecla Mining Co.                                   12,285,927     79,121,370
#          Kaiser Aluminum Corp.                                 134,174     10,527,292
#          KapStone Paper and Packaging Corp.                    434,583     10,421,300
*          Kraton Corp.                                          793,648     21,317,385
#          Kronos Worldwide, Inc.                                301,246      3,982,472

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                SHARES      VALUE+
                                                               --------- ------------
Materials -- (Continued)
*           Louisiana-Pacific Corp.                               54,213 $  1,037,095
#*          LSB Industries, Inc.                                 519,009    4,416,767
#           Materion Corp.                                       492,008   19,335,914
#           Mercer International, Inc.                           934,148   11,163,069
#           Minerals Technologies, Inc.                           69,043    5,533,796
            Myers Industries, Inc.                               192,346    2,654,375
#*          Northern Technologies International Corp.              2,032       31,953
#           Olin Corp.                                         1,565,088   41,020,956
#           Olympic Steel, Inc.                                  306,873    6,904,643
*           OMNOVA Solutions, Inc.                                28,664      260,842
#           PH Glatfelter Co.                                  1,155,071   28,195,283
#*          Platform Specialty Products Corp.                  1,167,090   14,168,473
#*          Real Industry, Inc.                                   54,020      291,708
#*          Resolute Forest Products, Inc.                       963,902    5,301,461
#           Royal Gold, Inc.                                      13,949    1,006,699
#           Schnitzer Steel Industries, Inc. Class A             401,200    9,488,380
#           Stepan Co.                                            17,297    1,351,069
#*          Stillwater Mining Co.                              2,852,106   48,485,802
*           SunCoke Energy, Inc.                               1,527,122   13,469,216
#*          Synalloy Corp.                                        75,830      906,169
#*          TimkenSteel Corp.                                  1,001,318   16,882,221
#*          Trecora Resources                                     11,657      144,547
#           Tredegar Corp.                                     1,127,698   25,091,281
#           Tronox, Ltd. Class A                               1,828,241   22,889,577
*           UFP Technologies, Inc.                                28,766      717,712
            United States Lime & Minerals, Inc.                    1,889      143,564
#*          Universal Stainless & Alloy Products, Inc.           153,345    2,588,464
*           Webco Industries, Inc.                                 8,863      669,157
                                                                         ------------
Total Materials                                                           829,170,732
                                                                         ------------
Other -- (0.0%)
(degrees)*  Concord Camera Corp. Escrow Shares                    95,952           --
(degrees)#* Gerber Scientific, Inc. Escrow Shares                525,910           --
(degrees)#* Petrocorp, Inc. Escrow Shares                        102,600           --
                                                                         ------------
Total Other                                                                        --
                                                                         ------------
Real Estate -- (0.2%)
#           Alexander & Baldwin, Inc.                            279,701   12,452,288
#*          Altisource Asset Management Corp.                     12,965      814,202
*           Forestar Group, Inc.                                 169,490    2,211,844
#*          FRP Holdings, Inc.                                     7,169      279,591
            Griffin Industrial Realty, Inc.                       17,982      565,174
*           Maui Land & Pineapple Co., Inc.                        2,439       17,927
#           RE/MAX Holdings, Inc. Class A                         57,472    3,221,306
#*          Stratus Properties, Inc.                             121,073    3,704,834
*           Tejon Ranch Co.                                       15,682      370,566
#*          Trinity Place Holdings, Inc.                         355,011    2,864,939
                                                                         ------------
Total Real Estate                                                          26,502,671
                                                                         ------------
Telecommunication Services -- (0.7%)
*           Alaska Communications Systems Group, Inc.            212,878      355,506
#           ATN International, Inc.                              216,232   17,361,267

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                SHARES        VALUE+
                                                              ----------- ---------------
Telecommunication Services -- (Continued)
#*         General Communication, Inc. Class A                    201,038 $     4,044,885
*          Hawaiian Telcom Holdco, Inc.                            74,386       1,847,004
#*         Iridium Communications, Inc.                         1,424,615      14,388,612
(degrees)  Leap Wireless International, Inc.                      978,534       3,229,162
#*         ORBCOMM, Inc.                                          697,120       5,695,471
#          Spok Holdings, Inc.                                    443,753       9,119,124
           Telephone & Data Systems, Inc.                       1,958,503      60,028,117
#*         United States Cellular Corp.                           102,363       4,564,366
                                                                          ---------------
Total Telecommunication Services                                              120,633,514
                                                                          ---------------
Utilities -- (0.1%)
#          Consolidated Water Co., Ltd.                           146,320       1,507,096
#*         Dynegy, Inc.                                           138,080       1,318,664
#          Genie Energy, Ltd. Class B                              21,099         121,741
#          Ormat Technologies, Inc.                                44,096       2,367,955
*          TerraForm Power, Inc. Class A                          200,821       2,383,745
#*         US Geothermal, Inc.                                     10,283          45,451
                                                                          ---------------
Total Utilities                                                                 7,744,652
                                                                          ---------------
TOTAL COMMON STOCKS                                                        14,184,578,045
                                                                          ---------------
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
(degrees)* Enron TOPRS Escrow Shares                               34,332              --
                                                                          ---------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)* Capital Bank Corp. Contingent Value Rights              45,703              --
                                                                          ---------------
TOTAL INVESTMENT SECURITIES                                                14,184,578,045
                                                                          ---------------
TEMPORARY CASH INVESTMENTS -- (1.4%)
           State Street Institutional U.S. Government Money
           Market Fund, 0.420%                                229,999,257     229,999,257
                                                                          ---------------
SECURITIES LENDING COLLATERAL -- (12.4%)
(S)@       DFA Short Term Investment Fund                     176,645,869   2,044,145,991
                                                                          ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $12,434,819,402)^^                    $16,458,723,293
                                                                          ===============

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ------------------------------------------------------
                                                                 LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                                             --------------- -------------- ------- ---------------
Common Stocks
   Consumer Discretionary                                    $ 1,874,966,403 $      174,851   --    $ 1,875,141,254
   Consumer Staples                                              599,384,569             --   --        599,384,569
   Energy                                                      1,611,208,602             --   --      1,611,208,602
   Financials                                                  4,033,672,309             --   --      4,033,672,309
   Health Care                                                   555,029,979             --   --        555,029,979
   Industrials                                                 2,636,803,868             --   --      2,636,803,868
   Information Technology                                      1,889,285,895             --   --      1,889,285,895
   Materials                                                     829,170,732             --   --        829,170,732
   Real Estate                                                    26,502,671             --   --         26,502,671
   Telecommunication Services                                    117,404,352      3,229,162   --        120,633,514
   Utilities                                                       7,744,652             --   --          7,744,652
Temporary Cash Investments                                       229,999,257             --   --        229,999,257
Securities Lending Collateral                                             --  2,044,145,991   --      2,044,145,991
Futures Contracts**                                                1,903,059             --   --          1,903,059
                                                             --------------- --------------   --    ---------------
TOTAL                                                        $14,413,076,348 $2,047,550,004   --    $16,460,626,352
                                                             =============== ==============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                         U.S. CORE EQUITY 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                 SHARES     VALUE+
                                                                 ------- ------------
COMMON STOCKS -- (90.5%)
Consumer Discretionary -- (13.9%)
*   1-800-Flowers.com, Inc. Class A                               69,697 $    627,273
    A.H. Belo Corp. Class A                                       15,518       98,539
    Aaron's, Inc.                                                127,302    3,938,724
#   Abercrombie & Fitch Co. Class A                               78,331      909,423
*   Adient P.L.C.                                                 68,850    4,371,286
#   Advance Auto Parts, Inc.                                      68,881   11,313,015
*   Amazon.com, Inc.                                             265,738  218,829,928
    AMC Entertainment Holdings, Inc. Class A                      78,780    2,658,825
#*  AMC Networks, Inc. Class A                                    85,917    4,927,340
    AMCON Distributing Co.                                           247       25,441
#*  America's Car-Mart, Inc.                                      13,355      560,242
*   American Axle & Manufacturing Holdings, Inc.                 179,621    3,664,268
#   American Eagle Outfitters, Inc.                              440,461    6,655,366
#*  American Outdoor Brands Corp.                                109,691    2,336,418
*   American Public Education, Inc.                               30,346      737,408
*   Apollo Education Group, Inc.                                 155,395    1,552,396
    Aramark                                                      240,624    8,142,716
#*  Arctic Cat, Inc.                                              18,084      339,979
    Ark Restaurants Corp.                                          2,510       56,651
*   Asbury Automotive Group, Inc.                                 60,435    3,964,536
#*  Ascena Retail Group, Inc.                                    268,682    1,292,360
*   Ascent Capital Group, Inc. Class A                            16,346      253,200
#   Autoliv, Inc.                                                 83,957    9,710,467
#*  AutoNation, Inc.                                             175,631    9,329,519
#*  AutoZone, Inc.                                                13,837   10,031,548
#*  AV Homes, Inc.                                                 8,825      155,761
*   Ballantyne Strong, Inc.                                       10,077       73,058
*   Barnes & Noble Education, Inc.                                80,650      810,533
    Barnes & Noble, Inc.                                         145,148    1,480,510
    Bassett Furniture Industries, Inc.                             7,766      219,001
    Beasley Broadcast Group, Inc. Class A                          3,374       25,305
*   Beazer Homes USA, Inc.                                        11,219      159,983
#*  bebe stores, Inc.                                                798        3,942
#   Bed Bath & Beyond, Inc.                                      285,903   11,536,186
*   Belmond, Ltd. Class A                                        192,913    2,671,845
#   Best Buy Co., Inc.                                           509,272   22,672,789
    BFC Financial Corp. Class A                                    1,495        7,625
#   Big 5 Sporting Goods Corp.                                    38,061      586,139
#   Big Lots, Inc.                                               124,716    6,235,800
*   Biglari Holdings, Inc.                                             9        3,989
*   BJ's Restaurants, Inc.                                        39,663    1,410,020
    Bloomin' Brands, Inc.                                        271,926    4,652,654
    Blue Nile, Inc.                                               17,155      698,380
    Bob Evans Farms, Inc.                                         35,764    2,018,163
*   Bojangles', Inc.                                               6,032      119,434
#*  Bon-Ton Stores, Inc. (The)                                    13,310       15,706
#   BorgWarner, Inc.                                             265,727   10,849,633
    Bowl America, Inc. Class A                                     1,576       22,970
#*  Boyd Gaming Corp.                                             37,566      763,341
*   Bravo Brio Restaurant Group, Inc.                             27,568      113,029
*   Bridgepoint Education, Inc.                                   80,909      860,872

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
Consumer Discretionary -- (Continued)
*   Bright Horizons Family Solutions, Inc.                          94,306 $  6,682,523
#   Brinker International, Inc.                                     98,293    4,374,038
    Brunswick Corp.                                                160,237    9,591,787
#   Buckle, Inc. (The)                                              23,083      488,205
#*  Buffalo Wild Wings, Inc.                                        39,692    5,993,492
*   Build-A-Bear Workshop, Inc.                                     37,992      455,904
*   Burlington Stores, Inc.                                         92,064    7,705,757
*   Cabela's, Inc.                                                 138,627    7,747,863
#   Cable One, Inc.                                                 10,919    6,904,957
#   CalAtlantic Group, Inc.                                        206,522    7,201,422
    Caleres, Inc.                                                   75,752    2,329,374
    Callaway Golf Co.                                              142,807    1,618,003
*   Cambium Learning Group, Inc.                                    63,961      322,363
    Canterbury Park Holding Corp.                                    2,402       24,140
    Capella Education Co.                                           25,379    2,169,904
*   Career Education Corp.                                         149,016    1,455,886
#*  CarMax, Inc.                                                   196,720   13,123,191
#   Carnival Corp.                                                 196,469   10,880,453
#   Carriage Services, Inc.                                         40,620    1,054,089
*   Carrols Restaurant Group, Inc.                                  77,961    1,118,740
#   Carter's, Inc.                                                  82,195    6,883,831
    Cato Corp. (The) Class A                                        45,681    1,159,841
*   Cavco Industries, Inc.                                          12,562    1,234,217
    CBS Corp. Class A                                                9,684      636,917
    CBS Corp. Class B                                              220,032   14,189,864
#*  Central European Media Enterprises, Ltd. Class A                30,475       79,235
*   Century Communities, Inc.                                          952       21,658
*   Charles & Colvard, Ltd.                                         17,475       16,427
*   Charter Communications, Inc. Class A                           122,896   39,812,159
#   Cheesecake Factory, Inc. (The)                                  94,554    5,697,824
#*  Cherokee, Inc.                                                   7,301       68,629
    Chico's FAS, Inc.                                              253,673    3,422,049
#   Children's Place, Inc. (The)                                    46,632    4,523,304
#*  Chipotle Mexican Grill, Inc.                                    16,056    6,766,641
#   Choice Hotels International, Inc.                               84,883    4,711,006
*   Christopher & Banks Corp.                                       36,826       49,347
    Churchill Downs, Inc.                                            5,206      746,280
#*  Chuy's Holdings, Inc.                                           28,968      851,659
#   Cinemark Holdings, Inc.                                        234,811    9,979,467
    Citi Trends, Inc.                                               31,816      510,647
    Clear Channel Outdoor Holdings, Inc. Class A                    35,383      175,146
    ClubCorp Holdings, Inc.                                        112,722    1,859,913
    Coach, Inc.                                                    191,668    7,158,800
    Collectors Universe, Inc.                                        8,102      167,468
#   Columbia Sportswear Co.                                         96,415    5,242,084
    Comcast Corp. Class A                                        1,901,833  143,436,245
#*  Conn's, Inc.                                                    29,186      307,912
#   Cooper Tire & Rubber Co.                                       117,807    4,270,504
*   Cooper-Standard Holdings, Inc.                                  32,269    3,397,280
    Core-Mark Holding Co., Inc.                                     71,404    2,494,142
#   Cracker Barrel Old Country Store, Inc.                          54,340    8,588,980
*   Crocs, Inc.                                                     96,113      701,625
    CSS Industries, Inc.                                             2,658       65,440

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
    CST Brands, Inc.                                             156,945 $ 7,561,610
    Culp, Inc.                                                    27,347     880,573
*   Cumulus Media, Inc. Class A                                    8,308       8,291
    Dana, Inc.                                                   350,877   7,066,663
#   Darden Restaurants, Inc.                                     130,879   9,590,813
#*  Dave & Buster's Entertainment, Inc.                           81,209   4,422,642
#*  Deckers Outdoor Corp.                                         57,698   3,323,405
*   Del Frisco's Restaurant Group, Inc.                           24,225     423,938
#*  Del Taco Restaurants, Inc.                                    15,970     217,831
    Delphi Automotive P.L.C.                                     165,071  11,564,874
*   Delta Apparel, Inc.                                            6,441     120,704
*   Denny's Corp.                                                134,426   1,635,964
    Destination Maternity Corp.                                   10,940      61,920
#*  Destination XL Group, Inc.                                    56,418     200,284
#   DeVry Education Group, Inc.                                  103,700   3,473,950
#   Dick's Sporting Goods, Inc.                                  194,598  10,041,257
#   Dillard's, Inc. Class A                                       74,845   4,224,252
    DineEquity, Inc.                                              39,524   2,710,556
#*  Discovery Communications, Inc. Class A                       236,113   6,693,804
*   Discovery Communications, Inc. Class B                         1,400      38,990
#*  Discovery Communications, Inc. Class C                       342,468   9,489,788
*   DISH Network Corp. Class A                                   151,631   8,972,006
*   Dixie Group, Inc. (The)                                        4,689      16,412
    Dollar General Corp.                                         171,259  12,642,339
*   Dollar Tree, Inc.                                            147,067  11,352,102
#   Domino's Pizza, Inc.                                          49,930   8,714,782
#*  Dorman Products, Inc.                                         51,929   3,584,140
    Dover Motorsports, Inc.                                        3,182       7,160
    DR Horton, Inc.                                              340,929  10,197,186
#   DSW, Inc. Class A                                            147,327   3,117,439
*   Duluth Holdings, Inc. Class B                                  5,670     128,255
#   Dunkin' Brands Group, Inc.                                   141,488   7,338,983
    Educational Development Corp.                                  1,932      14,393
*   El Pollo Loco Holdings, Inc.                                   1,300      16,185
*   Eldorado Resorts, Inc.                                        12,389     192,030
*   Emerson Radio Corp.                                           14,810      16,587
    Entercom Communications Corp. Class A                         24,588     349,150
    Entravision Communications Corp. Class A                     126,023     680,524
#   Escalade, Inc.                                                 9,623     127,024
#   Ethan Allen Interiors, Inc.                                   46,808   1,362,113
*   Etsy, Inc.                                                    32,514     410,002
*   EVINE Live, Inc.                                              36,640      55,693
#*  EW Scripps Co. (The) Class A                                 111,965   2,181,078
#   Expedia, Inc.                                                 78,686   9,567,431
*   Express, Inc.                                                165,815   1,762,613
    Extended Stay America, Inc.                                   10,050     162,911
*   Famous Dave's of America, Inc.                                 4,605      24,867
#*  Fiesta Restaurant Group, Inc.                                 33,103     870,609
#   Finish Line, Inc. (The) Class A                               85,507   1,470,720
#*  Five Below, Inc.                                              56,382   2,246,823
    Flanigan's Enterprises, Inc.                                     300       7,275
    Flexsteel Industries, Inc.                                     5,486     279,018
    Foot Locker, Inc.                                            151,452  10,380,520

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
Consumer Discretionary -- (Continued)
    Ford Motor Co.                                               2,914,212 $ 36,019,660
#*  Fossil Group, Inc.                                              87,105    2,227,275
#*  Fox Factory Holding Corp.                                       69,498    1,799,998
*   Francesca's Holdings Corp.                                     108,340    1,889,450
#   Fred's, Inc. Class A                                            70,219    1,023,091
#*  FTD Cos., Inc.                                                  31,986      735,038
#*  Full House Resorts, Inc.                                         1,684        3,840
#*  G-III Apparel Group, Ltd.                                       68,586    1,801,068
#   GameStop Corp. Class A                                         214,131    5,244,068
    Gaming Partners International Corp.                              4,515       53,503
    Gannett Co., Inc.                                              194,111    1,867,348
#   Gap, Inc. (The)                                                428,333    9,864,509
#   Garmin, Ltd.                                                   174,030    8,403,909
    General Motors Co.                                           1,135,668   41,576,805
#*  Genesco, Inc.                                                   32,731    1,970,406
#   Gentex Corp.                                                   494,074   10,321,206
#*  Gentherm, Inc.                                                  75,108    2,658,823
#   Genuine Parts Co.                                              147,367   14,266,599
#   GNC Holdings, Inc. Class A                                     166,175    1,473,972
#   Goodyear Tire & Rubber Co. (The)                               438,261   14,195,274
#*  GoPro, Inc. Class A                                            153,221    1,647,126
#*  Gordmans Stores, Inc.                                           13,365       11,563
#   Graham Holdings Co. Class B                                      6,375    3,312,131
*   Grand Canyon Education, Inc.                                    95,837    5,652,466
*   Gray Television, Inc.                                          104,113    1,233,739
*   Gray Television, Inc. Class A                                      600        6,720
*   Green Brick Partners, Inc.                                         767        7,363
#   Group 1 Automotive, Inc.                                        39,074    3,156,788
#   Guess?, Inc.                                                   170,456    2,176,723
#   H&R Block, Inc.                                                314,997    6,759,836
*   Habit Restaurants, Inc. (The) Class A                              599        8,686
#   Hanesbrands, Inc.                                              281,187    6,666,944
#   Harley-Davidson, Inc.                                          189,502   10,809,194
    Harman International Industries, Inc.                           94,017   10,450,930
    Harte-Hanks, Inc.                                               96,471      150,495
#   Hasbro, Inc.                                                    79,368    6,548,654
    Haverty Furniture Cos., Inc.                                    26,199      571,138
    Haverty Furniture Cos., Inc. Class A                             1,608       34,733
*   Helen of Troy, Ltd.                                             41,405    3,863,086
#*  hhgregg, Inc.                                                   27,171       14,661
#*  Hibbett Sports, Inc.                                            31,456    1,038,048
#*  Hilton Grand Vacations, Inc.                                    26,267      770,411
#   Hilton Worldwide Holdings, Inc.                                176,090   10,139,262
    Home Depot, Inc. (The)                                         842,836  115,957,377
    Hooker Furniture Corp.                                          15,844      526,021
*   Horizon Global Corp.                                            24,394      477,391
*   Houghton Mifflin Harcourt Co.                                  157,368    1,778,258
#*  Hovnanian Enterprises, Inc. Class A                              8,847       20,967
    HSN, Inc.                                                       67,098    2,365,204
*   Hyatt Hotels Corp. Class A                                      35,104    1,920,540
#*  Iconix Brand Group, Inc.                                        60,513      622,679
    ILG, Inc.                                                      178,210    3,377,079
*   Installed Building Products, Inc.                               42,251    1,728,066

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                        SHARES    VALUE+
                                                                        ------- -----------
Consumer Discretionary -- (Continued)
#          International Game Technology P.L.C.                          57,160 $ 1,509,596
           International Speedway Corp. Class A                          42,539   1,559,054
           Interpublic Group of Cos., Inc. (The)                        384,312   9,042,861
*          Intrawest Resorts Holdings, Inc.                               2,217      45,692
#*         iRobot Corp.                                                  37,640   2,279,478
*          Isle of Capri Casinos, Inc.                                   30,209     719,276
*          J Alexander's Holdings, Inc.                                  11,747     117,470
           Jack in the Box, Inc.                                         57,377   6,192,126
#*         JAKKS Pacific, Inc.                                           12,915      65,867
#*         Jamba, Inc.                                                   17,844     162,380
#*         JC Penney Co., Inc.                                          553,231   3,678,986
           John Wiley & Sons, Inc. Class A                               86,982   4,792,708
           John Wiley & Sons, Inc. Class B                                4,638     254,951
           Johnson Outdoors, Inc. Class A                                 8,183     282,150
*          K12, Inc.                                                     49,698     990,481
#*         Kate Spade & Co.                                             155,127   2,871,401
#          KB Home                                                       62,897   1,030,253
*          Kirkland's, Inc.                                              30,870     428,476
#          Kohl's Corp.                                                 305,434  12,165,436
#*         Kona Grill, Inc.                                               4,321      39,537
*          Koss Corp.                                                     1,533       3,327
#          L Brands, Inc.                                               108,943   6,559,458
*          La Quinta Holdings, Inc.                                     135,253   1,911,125
           La-Z-Boy, Inc.                                                90,754   2,595,564
*          Lakeland Industries, Inc.                                      3,968      43,053
#*         Lands' End, Inc.                                              22,424     344,208
           Las Vegas Sands Corp.                                        243,761  12,816,953
(degrees)* Lazare Kaplan International, Inc.                              1,600         225
#          LCI Industries                                                50,127   5,501,438
           Lear Corp.                                                   121,598  17,277,860
#*         Lee Enterprises, Inc.                                         20,446      63,383
#          Leggett & Platt, Inc.                                        146,282   6,980,577
           Lennar Corp. Class A                                         150,396   6,715,181
           Lennar Corp. Class B                                          17,482     628,653
           Libbey, Inc.                                                  57,764     988,342
*          Liberty Broadband Corp. Class A                               30,593   2,560,022
*          Liberty Broadband Corp. Class B                                  598      50,426
*          Liberty Broadband Corp. Class C                               95,289   8,131,963
*          Liberty Expedia Holdings, Inc. Class A                        51,899   2,284,075
*          Liberty Interactive Corp., QVC Group Class A                 412,224   7,906,456
*          Liberty Interactive Corp., QVC Group Class B                   1,148      21,961
*          Liberty Media Corp.-Liberty Braves Class A                     5,907     117,845
*          Liberty Media Corp.-Liberty Braves Class B                       239       5,116
*          Liberty Media Corp.-Liberty Braves Class C                    12,726     254,265
#*         Liberty Media Corp.-Liberty Formula One Class A               14,769     428,006
*          Liberty Media Corp.-Liberty Formula One Class B                  598      18,221
#*         Liberty Media Corp.-Liberty Formula One Class C               31,815     914,363
*          Liberty Media Corp.-Liberty SiriusXM Class A                  59,077   2,140,950
*          Liberty Media Corp.-Liberty SiriusXM Class B                   2,392      85,634
*          Liberty Media Corp.-Liberty SiriusXM Class C                 127,261   4,567,397
*          Liberty TripAdvisor Holdings, Inc. Class A                   113,794   2,042,602
*          Liberty TripAdvisor Holdings, Inc. Class B                       694      13,550
*          Liberty Ventures Series A                                     77,849   3,398,109

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                       SHARES    VALUE+
                                                                       ------- -----------
Consumer Discretionary -- (Continued)
          Lifetime Brands, Inc.                                         11,349 $   169,668
          Lions Gate Entertainment Corp. Class A                        96,049   2,763,330
#*        Lions Gate Entertainment Corp. Class B                       134,386   3,600,201
#         Lithia Motors, Inc. Class A                                   44,292   4,567,391
*         Live Nation Entertainment, Inc.                              329,666   9,435,041
*         LKQ Corp.                                                    369,216  11,781,683
          Lowe's Cos., Inc.                                            538,551  39,357,307
#*        Luby's, Inc.                                                  41,043     150,628
#*        Lululemon Athletica, Inc.                                     82,285   5,555,060
#*        Lumber Liquidators Holdings, Inc.                             22,193     347,542
#*        M/I Homes, Inc.                                               45,749   1,150,130
          Macy's, Inc.                                                 638,353  18,856,948
#*        Madison Square Garden Co. (The) Class A                       28,015   4,921,395
          Marcus Corp. (The)                                            15,882     470,901
          Marine Products Corp.                                         11,488     131,078
*         MarineMax, Inc.                                               40,075     859,609
          Marriott International, Inc. Class A                         207,211  17,530,051
#         Marriott Vacations Worldwide Corp.                            58,716   5,077,760
#         Mattel, Inc.                                                 215,877   5,658,136
#*        McClatchy Co. (The) Class A                                    6,581      75,945
          McDonald's Corp.                                             530,776  65,057,214
#         MDC Holdings, Inc.                                           104,138   2,815,892
(degrees) Media General, Inc.                                           34,446      10,675
#         Meredith Corp.                                                90,667   5,557,887
*         Meritage Homes Corp.                                          81,164   2,982,777
*         MGM Resorts International                                    434,678  12,518,726
#*        Michael Kors Holdings, Ltd.                                  193,823   8,297,563
#*        Michaels Cos., Inc. (The)                                    164,265   3,231,093
*         Modine Manufacturing Co.                                      72,219     982,178
*         Mohawk Industries, Inc.                                      102,485  22,120,362
*         Monarch Casino & Resort, Inc.                                  6,425     152,658
#         Monro Muffler Brake, Inc.                                     47,650   2,854,235
#*        Motorcar Parts of America, Inc.                               26,772     702,230
#         Movado Group, Inc.                                            19,211     521,579
*         MSG Networks, Inc. Class A                                   117,281   2,720,919
*         Murphy USA, Inc.                                              90,948   5,793,388
#         NACCO Industries, Inc. Class A                                 7,497     552,904
*         Nathan's Famous, Inc.                                          5,441     340,063
          National CineMedia, Inc.                                     106,437   1,560,366
#*        Nautilus, Inc.                                                60,278   1,045,823
*         Netflix, Inc.                                                102,926  14,482,717
#*        Nevada Gold & Casinos, Inc.                                      700       1,379
          New Media Investment Group, Inc.                               2,726      41,544
*         New York & Co., Inc.                                          53,002     115,014
          New York Times Co. (The) Class A                             250,935   3,387,622
#         Newell Brands, Inc.                                          138,857   6,572,102
          News Corp. Class A                                           270,057   3,319,001
#         News Corp. Class B                                           129,342   1,636,176
          Nexstar Media Group, Inc.                                     50,753   3,319,246
          NIKE, Inc. Class B                                           670,035  35,444,851
*         Nobility Homes, Inc.                                           1,105      17,652
#         Nordstrom, Inc.                                              187,274   8,281,256
#*        Norwegian Cruise Line Holdings, Ltd.                         203,351   9,557,497

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
    Nutrisystem, Inc.                                             45,595 $ 1,506,915
*   NVR, Inc.                                                      4,716   8,762,328
*   O'Reilly Automotive, Inc.                                     65,153  17,087,677
    Office Depot, Inc.                                           798,903   3,555,118
#*  Ollie's Bargain Outlet Holdings, Inc.                         33,791   1,032,315
#   Omnicom Group, Inc.                                          175,097  14,997,058
#*  Overstock.com, Inc.                                           10,636     176,558
#   Oxford Industries, Inc.                                       29,877   1,643,833
    P&F Industries, Inc. Class A                                     504       4,400
#*  Panera Bread Co. Class A                                      38,897   8,131,807
#   Papa John's International, Inc.                               56,595   4,823,026
#*  Party City Holdco, Inc.                                       19,247     278,119
*   Penn National Gaming, Inc.                                   113,225   1,560,241
#   Penske Automotive Group, Inc.                                171,078   9,299,800
*   Perfumania Holdings, Inc.                                      2,203       4,296
*   Perry Ellis International, Inc.                               13,637     321,697
    PetMed Express, Inc.                                          23,242     492,498
#   Pier 1 Imports, Inc.                                         163,331   1,187,416
#*  Pinnacle Entertainment, Inc.                                  63,869     983,583
#   Planet Fitness, Inc. Class A                                  80,172   1,686,819
#   Polaris Industries, Inc.                                      74,491   6,262,458
    Pool Corp.                                                    55,855   5,896,054
*   Popeyes Louisiana Kitchen, Inc.                               30,268   1,912,635
*   Potbelly Corp.                                                 4,369      56,797
*   Priceline Group, Inc. (The)                                   24,633  38,800,177
    PulteGroup, Inc.                                             344,862   7,417,982
    PVH Corp.                                                     70,544   6,617,733
*   QEP Co., Inc.                                                    352       7,040
#*  Radio One, Inc. Class D                                       16,485      49,455
#   Ralph Lauren Corp.                                            60,420   5,342,941
    RCI Hospitality Holdings, Inc.                                 7,842     137,627
*   Reading International, Inc. Class A                           10,059     164,465
*   Red Lion Hotels Corp.                                         13,744     109,952
*   Red Robin Gourmet Burgers, Inc.                               27,494   1,307,340
    Regal Entertainment Group Class A                            237,442   5,380,436
*   Regis Corp.                                                   52,558     731,607
#   Rent-A-Center, Inc.                                           88,792     795,576
#*  RH                                                            58,951   1,592,856
    Rocky Brands, Inc.                                             7,436      94,065
    Ross Stores, Inc.                                            268,071  17,722,174
    Royal Caribbean Cruises, Ltd.                                203,609  19,063,911
*   Ruby Tuesday, Inc.                                            95,228     186,647
    Ruth's Hospitality Group, Inc.                                72,351   1,240,820
    Saga Communications, Inc. Class A                              1,544      77,663
    Salem Media Group, Inc.                                       12,181      74,304
#*  Sally Beauty Holdings, Inc.                                  203,271   4,837,850
    Scholastic Corp.                                              24,325   1,113,599
#*  Scientific Games Corp. Class A                                68,839   1,170,263
#   Scripps Networks Interactive, Inc. Class A                   106,928   8,143,636
    SeaWorld Entertainment, Inc.                                 171,008   3,096,955
#*  Select Comfort Corp.                                          98,868   1,995,156
#*  Sequential Brands Group, Inc.                                  2,521      11,672
#   Service Corp. International                                  375,604  10,941,345

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Consumer Discretionary -- (Continued)
#*  ServiceMaster Global Holdings, Inc.                            185,516 $ 6,860,382
#*  Shake Shack, Inc. Class A                                        7,132     251,831
*   Shiloh Industries, Inc.                                         18,572     222,678
    Shoe Carnival, Inc.                                             23,587     603,120
*   Shutterfly, Inc.                                                54,612   2,803,234
#   Signet Jewelers, Ltd.                                          144,033  11,187,043
#   Sinclair Broadcast Group, Inc. Class A                         158,289   5,342,254
#   Sirius XM Holdings, Inc.                                     1,525,794   7,201,748
#   Six Flags Entertainment Corp.                                  138,341   8,242,357
*   Skechers U.S.A., Inc. Class A                                  211,671   5,317,176
#*  Skyline Corp.                                                    4,311      45,136
#   Sonic Automotive, Inc. Class A                                  76,409   1,787,971
#   Sonic Corp.                                                     61,773   1,538,148
*   Sotheby's                                                      103,610   4,114,353
*   Spanish Broadcasting System, Inc. Class A                        1,868       2,017
    Spartan Motors, Inc.                                            27,734     219,099
    Speedway Motorsports, Inc.                                      36,358     781,333
#*  Sportsman's Warehouse Holdings, Inc.                            23,006     171,165
#   Stage Stores, Inc.                                              63,240     177,072
    Standard Motor Products, Inc.                                   43,126   2,150,694
    Stanley Furniture Co., Inc.                                      8,749       8,224
    Staples, Inc.                                                  499,606   4,596,375
    Starbucks Corp.                                                964,781  53,275,207
    Stein Mart, Inc.                                               100,423     367,548
*   Steven Madden, Ltd.                                            104,619   3,682,589
*   Stoneridge, Inc.                                                62,814   1,030,778
    Strattec Security Corp.                                          2,661      81,959
*   Strayer Education, Inc.                                         24,844   2,012,364
#   Sturm Ruger & Co., Inc.                                         34,520   1,820,930
    Superior Industries International, Inc.                         24,359     561,475
    Superior Uniform Group, Inc.                                    13,906     236,680
*   Sypris Solutions, Inc.                                          12,624      11,488
#   Tailored Brands, Inc.                                           39,536     840,140
*   Tandy Leather Factory, Inc.                                     14,264     110,546
    Target Corp.                                                   360,473  23,243,299
*   Taylor Morrison Home Corp. Class A                              61,012   1,183,633
#   TEGNA, Inc.                                                    410,769   9,410,718
#*  Tempur Sealy International, Inc.                               114,095   4,906,085
#*  Tenneco, Inc.                                                  129,664   8,745,837
*   Tesla Motors, Inc.                                              24,099   6,071,261
    Texas Roadhouse, Inc.                                          132,920   6,199,389
    Thor Industries, Inc.                                          122,258  12,653,703
#   Tiffany & Co.                                                  147,946  11,646,309
#*  Tile Shop Holdings, Inc.                                        51,346     980,709
*   Tilly's, Inc. Class A                                            9,547     127,930
    Time Warner, Inc.                                              482,981  46,776,710
    Time, Inc.                                                     120,531   2,320,222
    TJX Cos., Inc. (The)                                           432,143  32,376,154
#*  Toll Brothers, Inc.                                            264,262   8,287,256
*   TopBuild Corp.                                                  30,439   1,129,591
    Tower International, Inc.                                       39,884   1,044,961
*   Town Sports International Holdings, Inc.                        17,552      51,778
#   Tractor Supply Co.                                             105,852   7,798,117

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CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Discretionary -- (Continued)
*   Trans World Entertainment Corp.                          200 $          550
#*  TRI Pointe Group, Inc.                               213,141      2,615,240
#*  TripAdvisor, Inc.                                     73,293      3,877,200
#   tronc, Inc.                                              800         10,608
#*  Tuesday Morning Corp.                                 36,500        156,950
#   Tupperware Brands Corp.                               67,681      4,085,225
    Twenty-First Century Fox, Inc. Class A               594,927     18,668,809
    Twenty-First Century Fox, Inc. Class B               247,239      7,666,881
*   Ulta Salon Cosmetics & Fragrance, Inc.                49,195     13,394,815
#*  Under Armour, Inc. Class A                           100,646      2,162,883
*   Under Armour, Inc. Class C                           101,636      1,953,444
*   Unifi, Inc.                                           17,353        466,622
#*  Universal Electronics, Inc.                           21,364      1,271,158
    Universal Technical Institute, Inc.                   16,908         54,275
#*  Urban Outfitters, Inc.                               267,944      7,111,234
*   US Auto Parts Network, Inc.                           19,452         65,942
    Vail Resorts, Inc.                                    49,097      8,422,099
#*  Vera Bradley, Inc.                                    15,343        175,831
#   VF Corp.                                             140,881      7,252,554
#   Viacom, Inc. Class A                                  14,021        634,450
    Viacom, Inc. Class B                                 422,546     17,806,088
*   Vista Outdoor, Inc.                                   95,203      2,742,798
*   Visteon Corp.                                         77,200      6,914,804
#*  Vitamin Shoppe, Inc.                                  50,468      1,092,632
*   VOXX International Corp.                              38,950        163,590
    Walt Disney Co. (The)                                874,542     96,768,072
*   WCI Communities, Inc.                                    961         22,487
#*  Weight Watchers International, Inc.                   38,632        480,968
#   Wendy's Co. (The)                                    635,289      8,595,460
*   West Marine, Inc.                                     18,950        175,667
    Weyco Group, Inc.                                      6,018        169,587
    Whirlpool Corp.                                      118,086     20,652,061
#*  William Lyon Homes Class A                            13,943        246,094
#   Williams-Sonoma, Inc.                                188,809      9,102,482
#   Wingstop, Inc.                                         9,215        262,351
    Winmark Corp.                                          3,793        420,075
#   Winnebago Industries, Inc.                            59,677      1,873,858
    Wolverine World Wide, Inc.                           179,001      4,204,733
    World Wrestling Entertainment, Inc. Class A           18,501        362,250
#   Wyndham Worldwide Corp.                              124,395      9,834,669
#   Wynn Resorts, Ltd.                                    50,342      5,106,189
    Yum! Brands, Inc.                                    232,451     15,232,514
*   ZAGG, Inc.                                            63,757        427,172
#*  Zumiez, Inc.                                          39,272        787,404
                                                                 --------------
Total Consumer Discretionary                                      2,618,203,894
                                                                 --------------
Consumer Staples -- (7.2%)
#   Alico, Inc.                                            8,044        216,786
*   Alliance One International, Inc.                       8,251        137,379
    Altria Group, Inc.                                 1,310,500     93,281,390
    Andersons, Inc. (The)                                 46,061      1,738,803
    Archer-Daniels-Midland Co.                           300,237     13,288,490
#*  Avon Products, Inc.                                  682,779      4,007,913

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CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Consumer Staples -- (Continued)
#   B&G Foods, Inc.                                                118,713 $ 5,264,921
#*  Blue Buffalo Pet Products, Inc.                                148,600   3,603,550
#*  Boston Beer Co., Inc. (The) Class A                             18,943   2,911,539
*   Bridgford Foods Corp.                                            2,501      29,724
#   Brown-Forman Corp. Class A                                      39,796   1,861,657
#   Brown-Forman Corp. Class B                                     140,847   6,422,623
    Bunge, Ltd.                                                    170,891  11,827,366
#   Cal-Maine Foods, Inc.                                          102,441   4,271,790
#   Calavo Growers, Inc.                                            24,324   1,345,117
#   Campbell Soup Co.                                              224,122  13,947,112
#   Casey's General Stores, Inc.                                    69,863   8,027,259
*   CCA Industries, Inc.                                             3,400       8,840
#*  Central Garden & Pet Co.                                        15,773     518,143
*   Central Garden & Pet Co. Class A                                58,370   1,796,629
#*  Chefs' Warehouse, Inc. (The)                                    21,089     352,186
#   Church & Dwight Co., Inc.                                      181,067   8,187,850
#   Clorox Co. (The)                                               109,308  13,116,960
#   Coca-Cola Bottling Co. Consolidated                             16,048   2,709,544
    Coca-Cola Co. (The)                                          2,293,029  95,321,215
*   Coffee Holding Co., Inc.                                           300       1,365
    Colgate-Palmolive Co.                                          470,121  30,360,414
    Conagra Brands, Inc.                                           270,354  10,568,138
    Constellation Brands, Inc. Class A                              76,850  11,509,056
#   Constellation Brands, Inc. Class B                               3,160     478,045
    Costco Wholesale Corp.                                         246,991  40,494,174
#   Coty, Inc. Class A                                             711,215  13,655,328
#*  Craft Brew Alliance, Inc.                                       29,658     450,802
#*  Crimson Wine Group, Ltd.                                        15,327     143,001
#   CVS Health Corp.                                               645,839  50,898,572
*   Cyanotech Corp.                                                    800       3,200
*   Darling Ingredients, Inc.                                      243,429   2,921,148
#   Dean Foods Co.                                                 196,708   3,906,621
    Dr Pepper Snapple Group, Inc.                                  157,516  14,365,459
*   Edgewell Personal Care Co.                                      73,224   5,772,980
    Energizer Holdings, Inc.                                        87,195   4,400,732
    Estee Lauder Cos., Inc. (The) Class A                          126,846  10,301,164
#*  Farmer Brothers Co.                                             26,107     908,524
#   Flowers Foods, Inc.                                            311,224   6,258,715
#   Fresh Del Monte Produce, Inc.                                   84,630   4,845,067
    General Mills, Inc.                                            304,035  18,996,107
#*  Hain Celestial Group, Inc. (The)                               139,593   5,522,299
#*  Herbalife, Ltd.                                                126,240   7,094,688
    Hershey Co. (The)                                               82,321   8,682,396
#   Hormel Foods Corp.                                             208,076   7,553,159
*   HRG Group, Inc.                                                316,221   5,321,999
    Ingles Markets, Inc. Class A                                    25,633   1,159,893
    Ingredion, Inc.                                                110,021  14,103,592
    Inter Parfums, Inc.                                             43,509   1,483,657
#*  Inventure Foods, Inc.                                            4,338      25,985
    J&J Snack Foods Corp.                                           27,839   3,551,421
    JM Smucker Co. (The)                                           140,742  19,119,801
#   John B. Sanfilippo & Son, Inc.                                  11,400     750,006
    Kellogg Co.                                                    154,484  11,232,532

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
                                                                  SHARES      VALUE+
                                                                 --------- ------------
Consumer Staples -- (Continued)
    Kimberly-Clark Corp.                                           205,990 $ 24,951,569
    Kraft Heinz Co. (The)                                          300,362   26,819,323
    Kroger Co. (The)                                               601,352   20,421,914
    Lamb Weston Holdings, Inc.                                      68,140    2,545,710
    Lancaster Colony Corp.                                          50,742    6,649,739
*   Landec Corp.                                                    49,050      618,030
*   Lifeway Foods, Inc.                                              3,699       39,838
    Limoneira Co.                                                      244        4,148
    Mannatech, Inc.                                                  1,435       28,485
#   McCormick & Co., Inc. Non-Voting                                83,183    7,948,136
    McCormick & Co., Inc. Voting                                     4,298      410,459
#   Mead Johnson Nutrition Co.                                     151,744   10,691,882
    Medifast, Inc.                                                  29,662    1,250,846
#   MGP Ingredients, Inc.                                           37,625    1,594,924
    Molson Coors Brewing Co. Class A                                 1,162      111,901
    Molson Coors Brewing Co. Class B                                89,238    8,613,252
    Mondelez International, Inc. Class A                           800,134   35,429,933
*   Monster Beverage Corp.                                         212,304    9,044,150
    National Beverage Corp.                                         41,682    2,092,020
*   Natural Alternatives International, Inc.                         2,740       31,236
#*  Natural Grocers by Vitamin Cottage, Inc.                         5,731       72,440
    Natural Health Trends Corp.                                     13,193      330,880
    Nature's Sunshine Products, Inc.                                   200        2,550
    Nu Skin Enterprises, Inc. Class A                              102,729    5,329,580
    Nutraceutical International Corp.                                9,876      330,846
    Oil-Dri Corp. of America                                         4,211      141,700
*   Omega Protein Corp.                                             37,751      941,887
#   Orchids Paper Products Co.                                       6,335      173,009
    PepsiCo, Inc.                                                  985,886  102,315,249
    Philip Morris International, Inc.                              687,129   66,053,711
#   Pilgrim's Pride Corp.                                          138,734    2,655,369
    Pinnacle Foods, Inc.                                           176,970    9,413,034
#*  Post Holdings, Inc.                                            105,516    8,829,579
#   PriceSmart, Inc.                                                43,876    3,716,297
*   Primo Water Corp.                                                8,367      108,102
    Procter & Gamble Co. (The)                                   1,232,183  107,939,231
*   Revlon, Inc. Class A                                            51,808    1,732,978
    Reynolds American, Inc.                                        353,727   21,269,604
*   Rite Aid Corp.                                                 755,659    4,246,804
    Rocky Mountain Chocolate Factory, Inc.                           3,966       43,467
#   Sanderson Farms, Inc.                                           43,334    3,943,394
*   Seaboard Corp.                                                     550    2,117,500
*   Seneca Foods Corp. Class A                                       7,423      266,114
*   Seneca Foods Corp. Class B                                       1,493       57,555
#   Snyder's-Lance, Inc.                                           135,977    5,218,797
    SpartanNash Co.                                                 50,684    1,918,896
#   Spectrum Brands Holdings, Inc.                                  71,443    9,529,782
#*  Sprouts Farmers Market, Inc.                                   244,989    4,573,945
*   SUPERVALU, Inc.                                                486,235    1,906,041
    Sysco Corp.                                                    347,286   18,218,624
#   Tootsie Roll Industries, Inc.                                   29,348    1,099,083
#*  TreeHouse Foods, Inc.                                           82,462    6,257,217
    Tyson Foods, Inc. Class A                                      231,697   14,548,255

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
                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Staples -- (Continued)
#*  United Natural Foods, Inc.                            72,669 $    3,320,973
    United-Guardian, Inc.                                  1,741         26,637
#   Universal Corp.                                       25,489      1,733,252
*   USANA Health Sciences, Inc.                           41,716      2,598,907
#   Vector Group, Ltd.                                   199,238      4,395,190
    Village Super Market, Inc. Class A                     5,304        160,658
    Wal-Mart Stores, Inc.                              1,237,352     82,580,872
    Walgreens Boots Alliance, Inc.                       599,276     49,104,675
#   WD-40 Co.                                             20,011      2,104,157
    Weis Markets, Inc.                                    25,921      1,540,744
*   WhiteWave Foods Co. (The)                            144,105      7,934,421
#   Whole Foods Market, Inc.                             471,149     14,238,123
                                                                 --------------
Total Consumer Staples                                            1,345,372,450
                                                                 --------------
Energy -- (5.2%)
*   Abraxas Petroleum Corp.                               10,147         25,063
    Adams Resources & Energy, Inc.                         3,234        125,317
#   Alon USA Energy, Inc.                                128,095      1,442,350
    Anadarko Petroleum Corp.                             223,220     15,520,487
#*  Antero Resources Corp.                               114,646      2,798,509
    Apache Corp.                                         137,573      8,229,617
    Archrock, Inc.                                        77,446      1,130,712
#   Atwood Oceanics, Inc.                                 79,592        967,839
    Baker Hughes, Inc.                                   209,793     13,233,742
*   Barnwell Industries, Inc.                              4,663          7,811
#*  Bill Barrett Corp.                                    75,386        493,778
#   Bristow Group, Inc.                                   37,037        654,073
#   Cabot Oil & Gas Corp.                                219,770      4,720,660
*   Callon Petroleum Co.                                 135,022      2,063,136
#*  CARBO Ceramics, Inc.                                  21,127        300,003
    Cheniere Energy Partners L.P. Holdings LLC            21,424        489,538
*   Cheniere Energy, Inc.                                151,992      7,242,419
#*  Chesapeake Energy Corp.                            1,112,179      7,173,555
    Chevron Corp.                                        947,312    105,483,191
    Cimarex Energy Co.                                    57,966      7,837,583
*   Clayton Williams Energy, Inc.                         20,130      2,927,908
*   Clean Energy Fuels Corp.                              54,100        140,119
#*  Cloud Peak Energy, Inc.                               70,350        400,291
#*  Cobalt International Energy, Inc.                    459,220        450,403
#*  Concho Resources, Inc.                                75,255     10,493,557
    ConocoPhillips                                       590,651     28,800,143
#   CONSOL Energy, Inc.                                  372,340      6,307,440
*   Contango Oil & Gas Co.                                24,087        195,105
#*  Continental Resources, Inc.                          197,916      9,610,801
#   Core Laboratories NV                                  63,726      7,445,109
#   CVR Energy, Inc.                                      73,404      1,630,303
*   Dawson Geophysical Co.                                19,709        156,095
    Delek US Holdings, Inc.                               98,807      2,213,277
#*  Denbury Resources, Inc.                              446,285      1,495,055
    Devon Energy Corp.                                   165,551      7,539,193
#   DHT Holdings, Inc.                                   116,200        544,978
*   Diamond Offshore Drilling, Inc.                      185,394      3,036,754
#*  Diamondback Energy, Inc.                              84,158      8,850,897

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
                                                                  SHARES      VALUE+
                                                                 --------- ------------
Energy -- (Continued)
#*  Dril-Quip, Inc.                                                 71,281 $  4,433,678
*   Eclipse Resources Corp.                                          5,937       14,605
*   Energen Corp.                                                  150,940    8,134,157
*   ENGlobal Corp.                                                  13,200       36,696
#   EnLink Midstream LLC                                           115,705    2,007,482
#   Ensco P.L.C. Class A                                            25,417      277,554
    EOG Resources, Inc.                                            215,122   21,852,093
#*  EP Energy Corp. Class A                                         38,800      203,312
#   EQT Corp.                                                       93,822    5,688,428
*   Era Group, Inc.                                                 29,026      454,547
    Evolution Petroleum Corp.                                        8,344       72,593
*   Exterran Corp.                                                  41,111    1,275,263
    Exxon Mobil Corp.                                            1,893,532  158,848,399
#*  Forum Energy Technologies, Inc.                                182,130    3,952,221
#   Frank's International NV                                        77,316      915,421
#   GasLog, Ltd.                                                    51,776      864,659
#*  Gastar Exploration, Inc.                                        96,278      163,673
#*  Geospace Technologies Corp.                                     13,031      304,144
#   Green Plains, Inc.                                              62,947    1,416,307
    Gulf Island Fabrication, Inc.                                   15,135      210,376
#*  Gulfmark Offshore, Inc. Class A                                 29,608       50,334
*   Gulfport Energy Corp.                                          167,322    3,497,030
    Halliburton Co.                                                402,657   22,778,306
*   Helix Energy Solutions Group, Inc.                             290,650    2,464,712
#   Helmerich & Payne, Inc.                                        124,720    8,875,075
#   Hess Corp.                                                     209,978   11,376,608
*   HKN, Inc.                                                          239        2,271
#   HollyFrontier Corp.                                            231,232    6,698,791
#*  Hornbeck Offshore Services, Inc.                                38,647      280,191
*   International Seaways, Inc.                                      1,176       20,439
*   ION Geophysical Corp.                                           10,183       59,061
#*  Jones Energy, Inc. Class A                                       5,650       25,142
    Kinder Morgan, Inc.                                            868,000   19,391,120
#*  Kosmos Energy, Ltd.                                            376,605    2,462,997
#*  Laredo Petroleum, Inc.                                         345,991    4,688,178
    Marathon Oil Corp.                                             579,252    9,702,471
    Marathon Petroleum Corp.                                       428,470   20,587,983
*   Matrix Service Co.                                              42,214      945,594
#*  McDermott International, Inc.                                  240,015    1,944,121
*   Mexco Energy Corp.                                                 684        3,591
*   Mitcham Industries, Inc.                                        11,460       55,638
#   Murphy Oil Corp.                                               215,055    6,217,240
#   Nabors Industries, Ltd.                                        409,573    6,655,561
#   National Oilwell Varco, Inc.                                   258,228    9,763,601
*   Natural Gas Services Group, Inc.                                14,512      416,494
#*  Newfield Exploration Co.                                       176,011    7,054,521
*   Newpark Resources, Inc.                                        177,848    1,342,752
    Noble Corp. P.L.C.                                             311,788    2,104,569
#   Noble Energy, Inc.                                             293,794   11,681,249
#   Nordic American Offshore, Ltd.                                     255          701
#   Nordic American Tankers, Ltd.                                   29,510      254,966
#*  Northern Oil and Gas, Inc.                                      74,420      267,912
*   Oasis Petroleum, Inc.                                          338,133    4,781,201

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
                                                                 SHARES    VALUE+
                                                                 ------- -----------
Energy -- (Continued)
    Occidental Petroleum Corp.                                   233,204 $15,804,235
#   Oceaneering International, Inc.                              154,820   4,311,737
#*  Oil States International, Inc.                                93,105   3,677,647
#   ONEOK, Inc.                                                  195,416  10,769,376
    Overseas Shipholding Group, Inc. Class A                       3,529      17,327
    Panhandle Oil and Gas, Inc. Class A                           24,429     537,438
#*  Par Pacific Holdings, Inc.                                     9,443     137,207
*   Parker Drilling Co.                                          190,497     485,767
*   Parsley Energy, Inc. Class A                                 148,568   5,232,565
#   Patterson-UTI Energy, Inc.                                   248,156   6,958,294
#   PBF Energy, Inc. Class A                                     197,385   4,577,358
*   PDC Energy, Inc.                                              88,856   6,570,013
#*  PetroQuest Energy, Inc.                                       25,181     106,264
*   PHI, Inc. Non-Voting                                          10,655     168,882
*   PHI, Inc. Voting                                               2,247      35,098
    Phillips 66                                                  295,417  24,111,936
*   Pioneer Energy Services Corp.                                111,514     702,538
    Pioneer Natural Resources Co.                                 61,113  11,014,396
*   QEP Resources, Inc.                                          379,009   6,609,917
    Range Resources Corp.                                        243,138   7,863,083
#*  Renewable Energy Group, Inc.                                  90,299     785,601
#*  REX American Resources Corp.                                   7,500     622,725
*   Rice Energy, Inc.                                            278,808   5,528,763
#*  RigNet, Inc.                                                  11,399     225,130
#*  Ring Energy, Inc.                                              4,900      64,680
#*  Rowan Cos. P.L.C. Class A                                    177,610   3,182,771
#   RPC, Inc.                                                    249,807   5,375,847
*   RSP Permian, Inc.                                            166,097   7,069,088
    Schlumberger, Ltd.                                           509,537  42,653,342
#   Scorpio Tankers, Inc.                                        400,783   1,534,999
#*  SEACOR Holdings, Inc.                                         26,496   1,949,311
    SemGroup Corp. Class A                                        90,896   3,608,571
#   Ship Finance International, Ltd.                              85,877   1,288,155
#   SM Energy Co.                                                137,041   4,181,121
#*  Southwestern Energy Co.                                      465,262   4,192,011
    Spectra Energy Corp.                                         263,532  10,976,108
#   Superior Energy Services, Inc.                               236,596   4,180,651
#*  Synergy Resources Corp.                                      322,689   2,778,352
    Targa Resources Corp.                                        178,502  10,285,285
#*  TechnipFMC P.L.C.                                            301,317  10,130,278
#   Teekay Corp.                                                 100,937   1,014,417
#   Teekay Tankers, Ltd. Class A                                  40,073      98,179
#*  Tesco Corp.                                                   64,774     557,056
    Tesoro Corp.                                                 225,401  18,223,671
*   TETRA Technologies, Inc.                                     153,890     763,294
#   Tidewater, Inc.                                               60,688     133,514
#*  Transocean, Ltd.                                             553,734   7,735,664
#*  Unit Corp.                                                    87,456   2,273,856
    US Silica Holdings, Inc.                                      59,957   3,545,857
#*  Vaalco Energy, Inc.                                           93,901     109,864
    Valero Energy Corp.                                          334,899  22,022,958
#*  Weatherford International P.L.C.                             843,079   4,392,442
    Western Refining, Inc.                                       199,445   6,982,569

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
                                                                 SHARES     VALUE+
                                                                 ------- ------------
Energy -- (Continued)
#*  Whiting Petroleum Corp.                                      395,955 $  4,391,141
*   Willbros Group, Inc.                                          54,889      166,314
    Williams Cos., Inc. (The)                                    265,484    7,656,559
    World Fuel Services Corp.                                    101,078    4,495,949
*   WPX Energy, Inc.                                             544,991    7,591,725
                                                                         ------------
Total Energy                                                              972,211,735
                                                                         ------------
Financials -- (14.7%)
    1st Constitution Bancorp                                       1,513       25,418
    1st Source Corp.                                              34,356    1,549,799
    A-Mark Precious Metals, Inc.                                      96        1,821
#   Access National Corp.                                          4,884      130,305
*   Affiliated Managers Group, Inc.                               69,504   10,589,629
    Aflac, Inc.                                                  221,988   15,536,940
*   Alleghany Corp.                                               10,337    6,321,799
    Allied World Assurance Co. Holdings AG                       117,685    6,252,604
    Allstate Corp. (The)                                         213,645   16,068,240
    Ally Financial, Inc.                                         680,806   14,378,623
*   Ambac Financial Group, Inc.                                   25,628      536,138
    American Equity Investment Life Holding Co.                  191,197    4,512,249
    American Express Co.                                         609,928   46,586,301
    American Financial Group, Inc.                                98,760    8,510,149
    American International Group, Inc.                           542,871   34,884,890
    American National Bankshares, Inc.                             3,768      133,764
    American National Insurance Co.                               24,870    2,899,593
*   American River Bankshares                                      2,192       32,880
    Ameriprise Financial, Inc.                                   213,984   24,023,984
    Ameris Bancorp                                                64,103    2,891,045
    AMERISAFE, Inc.                                               45,469    2,866,820
    AmeriServ Financial, Inc.                                      8,436       33,322
#   AmTrust Financial Services, Inc.                             324,330    8,559,069
    Aon P.L.C.                                                   146,400   16,499,280
*   Arch Capital Group, Ltd.                                      92,730    8,192,696
    Argo Group International Holdings, Ltd.                       33,890    2,167,266
    Arrow Financial Corp.                                         19,024      671,547
    Arthur J Gallagher & Co.                                     169,434    9,120,632
#   Artisan Partners Asset Management, Inc. Class A               66,861    1,935,626
    Aspen Insurance Holdings, Ltd.                               101,408    5,719,411
#   Associated Banc-Corp                                         227,533    5,756,585
    Assurant, Inc.                                                94,922    9,219,774
    Assured Guaranty, Ltd.                                       248,478    9,668,279
*   Asta Funding, Inc.                                            10,330      105,366
    Astoria Financial Corp.                                      179,517    3,394,666
    Atlantic American Corp.                                        2,737       10,264
*   Atlantic Coast Financial Corp.                                   945        6,828
*   Atlanticus Holdings Corp.                                     14,132       40,135
    Auburn National Bancorporation, Inc.                             335       11,005
    Axis Capital Holdings, Ltd.                                  114,620    7,336,826
    Baldwin & Lyons, Inc. Class A                                    638       15,516
    Baldwin & Lyons, Inc. Class B                                  8,934      214,416
#   Banc of California, Inc.                                      63,257      999,461
    BancFirst Corp.                                               21,578    2,035,884
*   Bancorp, Inc. (The)                                           63,230      378,748

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
Financials -- (Continued)
    BancorpSouth, Inc.                                             169,432 $  5,032,130
    Bank Mutual Corp.                                               50,586      483,096
    Bank of America Corp.                                        5,456,526  123,535,749
    Bank of Commerce Holdings                                        6,357       63,252
#   Bank of Hawaii Corp.                                            76,924    6,608,541
    Bank of New York Mellon Corp. (The)                            591,699   26,466,696
#   Bank of the Ozarks, Inc.                                       172,978    9,491,303
    BankFinancial Corp.                                             16,549      222,915
#   BankUnited, Inc.                                               182,902    6,986,856
    Banner Corp.                                                    52,325    2,936,479
#   Bar Harbor Bankshares                                            5,106      221,243
#   BB&T Corp.                                                     453,716   20,957,142
    BCB Bancorp, Inc.                                                4,090       55,420
    Bear State Financial, Inc.                                       2,492       25,094
    Beneficial Bancorp, Inc.                                       120,864    2,157,422
    Berkshire Bancorp, Inc.                                          1,000       10,090
*   Berkshire Hathaway, Inc. Class B                               892,489  146,493,144
    Berkshire Hills Bancorp, Inc.                                   56,397    1,996,454
    BGC Partners, Inc. Class A                                     517,296    5,726,467
    BlackRock, Inc.                                                 57,946   21,670,645
    BNC Bancorp                                                     39,322    1,386,101
#*  BofI Holding, Inc.                                              95,900    2,829,050
#   BOK Financial Corp.                                             74,584    6,133,788
    Boston Private Financial Holdings, Inc.                        187,495    3,093,668
    Bridge Bancorp, Inc.                                             3,589      129,742
    Brookline Bancorp, Inc.                                        140,028    2,205,441
    Brown & Brown, Inc.                                            246,147   10,370,173
*   Brunswick Bancorp                                                   40          296
    Bryn Mawr Bank Corp.                                            27,817    1,114,071
    C&F Financial Corp.                                                721       31,255
    Calamos Asset Management, Inc. Class A                          19,363      163,036
    California First National Bancorp                                2,970       47,966
    Camden National Corp.                                           14,834      615,314
#   Capital Bank Financial Corp. Class A                            45,173    1,779,816
    Capital City Bank Group, Inc.                                   11,641      240,852
    Capital One Financial Corp.                                    269,446   23,546,886
    Capitol Federal Financial, Inc.                                319,475    4,935,889
    Cardinal Financial Corp.                                        64,099    2,010,145
*   Carolina Bank Holdings, Inc.                                       900       24,930
*   Cascade Bancorp                                                 19,485      155,295
    Cathay General Bancorp                                         123,913    4,515,390
    CBOE Holdings, Inc.                                            102,218    8,138,597
    CenterState Banks, Inc.                                         80,384    1,960,566
    Central Pacific Financial Corp.                                 40,190    1,259,153
    Century Bancorp, Inc. Class A                                    1,596       96,239
    Charles Schwab Corp. (The)                                     496,354   20,469,639
    Charter Financial Corp.                                          1,777       30,529
#   Chemical Financial Corp.                                       103,774    5,129,549
    Chubb, Ltd.                                                    243,039   31,957,198
    Cincinnati Financial Corp.                                     124,895    8,815,089
    CIT Group, Inc.                                                176,654    7,276,378
    Citigroup, Inc.                                              1,540,537   86,008,181
    Citizens Community Bancorp, Inc.                                 1,650       20,559

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
    Citizens Financial Group, Inc.                               307,916 $11,137,322
    Citizens Holding Co.                                             772      19,686
#*  Citizens, Inc.                                                39,312     364,029
#   City Holding Co.                                              23,480   1,528,313
    Civista Bancshares, Inc.                                       1,000      20,490
    Clifton Bancorp, Inc.                                         32,359     502,212
    CME Group, Inc.                                              169,462  20,518,459
#   CNA Financial Corp.                                           93,173   3,880,655
    CNB Financial Corp.                                            8,185     192,020
    CNO Financial Group, Inc.                                    184,317   3,485,434
    CoBiz Financial, Inc.                                         87,279   1,529,128
    Codorus Valley Bancorp, Inc.                                   1,941      49,825
    Cohen & Steers, Inc.                                          38,936   1,358,477
*   Colony Bankcorp, Inc.                                          1,337      18,517
    Columbia Banking System, Inc.                                112,042   4,454,790
    Comerica, Inc.                                               117,307   7,921,742
#   Commerce Bancshares, Inc.                                    168,595   9,530,675
    Commercial National Financial Corp.                              847      18,549
#   Community Bank System, Inc.                                   82,829   4,833,900
*   Community Bankers Trust Corp.                                  5,562      41,715
    Community Trust Bancorp, Inc.                                 24,356   1,126,465
    Community West Bancshares                                      1,844      18,717
    ConnectOne Bancorp, Inc.                                      16,932     418,220
*   Consumer Portfolio Services, Inc.                             56,340     269,305
#*  Cowen Group, Inc. Class A                                     30,342     455,130
    Crawford & Co. Class A                                        19,714     182,157
#   Crawford & Co. Class B                                        19,531     236,716
#*  Credit Acceptance Corp.                                       31,917   6,551,922
#   Cullen/Frost Bankers, Inc.                                    95,236   8,514,098
#*  Customers Bancorp, Inc.                                       45,064   1,552,905
#   CVB Financial Corp.                                          243,472   5,487,859
    Diamond Hill Investment Group, Inc.                            3,157     638,345
    Dime Community Bancshares, Inc.                               81,536   1,744,870
    Discover Financial Services                                  300,982  20,852,033
    Donegal Group, Inc. Class A                                   22,595     372,140
    Donegal Group, Inc. Class B                                    2,147      34,942
*   Donnelley Financial Solutions, Inc.                           52,522   1,264,730
*   E*TRADE Financial Corp.                                      256,057   9,589,335
    Eagle Bancorp Montana, Inc.                                      566      11,829
*   Eagle Bancorp, Inc.                                           53,782   3,294,148
    East West Bancorp, Inc.                                      209,800  10,792,112
    Eastern Virginia Bankshares, Inc.                                851       8,510
#   Eaton Vance Corp.                                            259,954  10,899,871
#*  eHealth, Inc.                                                 12,743     156,229
    EMC Insurance Group, Inc.                                     20,647     601,860
    Employers Holdings, Inc.                                      63,183   2,303,020
*   Encore Capital Group, Inc.                                    50,085   1,550,131
    Endurance Specialty Holdings, Ltd.                           100,149   9,282,811
*   Enova International, Inc.                                     53,378     752,630
*   Enstar Group, Ltd.                                            21,776   4,216,922
    Enterprise Bancorp, Inc.                                       3,842     129,130
    Enterprise Financial Services Corp.                           27,649   1,151,581
    Erie Indemnity Co. Class A                                    57,990   6,501,259

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                              SHARES    VALUE+
                                                              ------- -----------
Financials -- (Continued)
           ESSA Bancorp, Inc.                                   9,594 $   151,873
*          Essent Group, Ltd.                                  53,531   1,850,567
           Evans Bancorp, Inc.                                  1,219      44,981
           EverBank Financial Corp.                            95,324   1,852,145
           Evercore Partners, Inc. Class A                     88,031   6,818,001
           Everest Re Group, Ltd.                              43,167   9,493,718
#*         Ezcorp, Inc. Class A                                85,259     844,064
#          FactSet Research Systems, Inc.                      39,827   6,892,062
           Farmers Capital Bank Corp.                           2,267      84,219
           FBL Financial Group, Inc. Class A                   22,739   1,587,182
*          FCB Financial Holdings, Inc. Class A                42,704   2,004,953
           Federal Agricultural Mortgage Corp. Class A            773      46,380
#          Federal Agricultural Mortgage Corp. Class C         12,979     722,411
#          Federated Investors, Inc. Class B                  183,404   4,770,338
           Federated National Holding Co.                      31,709     581,543
           Fidelity Southern Corp.                             32,530     756,323
           Fifth Third Bancorp                                715,246  18,667,921
#          Financial Engines, Inc.                             33,941   1,308,426
           Financial Institutions, Inc.                        17,232     567,794
*          First Acceptance Corp.                               9,100      14,469
           First American Financial Corp.                     210,792   7,921,563
*          First BanCorp(318672706)                            93,180     626,170
#          First Bancorp(318910106)                            16,081     470,691
           First Bancorp of Indiana, Inc.                          96       1,822
#          First Bancorp, Inc.                                  5,920     159,840
*          First Bancshares, Inc.                                 200       2,300
           First Bancshares, Inc. (The)                           237       6,553
           First Busey Corp.                                   76,137   2,227,007
           First Business Financial Services, Inc.              2,162      52,385
#          First Citizens BancShares, Inc. Class A             13,952   5,116,756
           First Commonwealth Financial Corp.                 171,421   2,420,465
           First Community Bancshares, Inc.                    16,997     494,613
           First Defiance Financial Corp.                       8,344     404,350
           First Federal of Northern Michigan Bancorp, Inc.       200       1,640
           First Financial Bancorp                            124,136   3,419,947
#          First Financial Bankshares, Inc.                    59,861   2,553,072
           First Financial Corp.                               10,547     509,947
           First Financial Northwest, Inc.                     14,137     293,343
#          First Horizon National Corp.                       399,493   7,989,860
#          First Interstate BancSystem, Inc. Class A           48,014   1,975,776
           First Merchants Corp.                               54,625   2,093,776
           First Midwest Bancorp, Inc.                        174,427   4,235,088
#*         First NBC Bank Holding Co.                          23,523      94,092
(degrees)* First Place Financial Corp.                          9,209          --
#          First Republic Bank                                149,639  14,115,447
           First South Bancorp, Inc.                            4,572      56,647
*          First United Corp.                                   1,938      27,713
           FirstCash, Inc.                                     96,097   4,103,342
*          Flagstar Bancorp, Inc.                              59,396   1,530,635
           Flushing Financial Corp.                            49,664   1,350,861
#          FNB Corp.                                          309,464   4,623,392
#          FNF Group                                          202,420   7,157,571
*          FNFV Group                                          69,463     903,019

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
    Franklin Resources, Inc.                                       209,701 $ 8,333,518
    Fulton Financial Corp.                                         262,100   4,770,220
#*  FXCM, Inc. Class A                                               3,490      24,430
    Gain Capital Holdings, Inc.                                     69,790     524,123
    GAINSCO, Inc.                                                      513       8,067
    GAMCO Investors, Inc. Class A                                    9,287     271,180
#*  Genworth Financial, Inc. Class A                               554,579   1,863,385
    German American Bancorp, Inc.                                   21,864   1,049,253
    Glacier Bancorp, Inc.                                          167,024   5,934,363
*   Global Indemnity, Ltd.                                          18,810     743,183
    Goldman Sachs Group, Inc. (The)                                190,185  43,613,224
    Great Southern Bancorp, Inc.                                    20,029   1,002,451
    Great Western Bancorp, Inc.                                     12,908     551,817
*   Green Dot Corp. Class A                                        119,408   3,200,134
#   Greenhill & Co., Inc.                                           57,825   1,708,729
*   Greenlight Capital Re, Ltd. Class A                             62,190   1,405,494
    Guaranty Bancorp                                                 1,480      35,816
    Guaranty Federal Bancshares, Inc.                                  909      18,544
*   Hallmark Financial Services, Inc.                               16,543     180,980
    Hancock Holding Co.                                            153,962   7,059,158
    Hanmi Financial Corp.                                           70,049   2,322,124
#   Hanover Insurance Group, Inc. (The)                             63,550   5,334,387
    Harleysville Savings Financial Corp.                             1,916      38,531
    Hartford Financial Services Group, Inc. (The)                  361,552  17,611,198
    Hawthorn Bancshares, Inc.                                        1,381      26,722
#   HCI Group, Inc.                                                 26,300   1,087,768
    Heartland Financial USA, Inc.                                   30,989   1,450,285
    Heritage Commerce Corp.                                         30,093     422,506
    Heritage Financial Corp.                                        30,793     785,222
#   Heritage Insurance Holdings, Inc.                               28,530     404,555
    Hilltop Holdings, Inc.                                         177,004   4,846,370
    Hingham Institution for Savings                                    458      88,573
*   HMN Financial, Inc.                                                989      18,049
    Home Bancorp, Inc.                                               4,739     168,566
    Home BancShares, Inc.                                          223,044   6,008,805
*   HomeStreet, Inc.                                                23,493     615,517
*   HomeTrust Bancshares, Inc.                                         761      18,835
    Hope Bancorp, Inc.                                             305,573   6,389,531
    HopFed Bancorp, Inc.                                             1,211      17,184
    Horace Mann Educators Corp.                                     49,848   2,061,215
    Horizon Bancorp                                                  2,919      74,814
    Houlihan Lokey, Inc.                                             1,076      33,464
    Huntington Bancshares, Inc.                                  1,131,650  15,311,224
    Iberiabank Corp.                                                63,265   5,197,220
    Independence Holding Co.                                         8,496     169,070
    Independent Bank Corp.(453836108)                               47,523   2,963,059
    Independent Bank Corp.(453838609)                                3,800      79,800
    Independent Bank Group, Inc.                                     4,420     274,703
    Infinity Property & Casualty Corp.                               7,832     680,209
    Interactive Brokers Group, Inc. Class A                        149,081   5,566,685
    Intercontinental Exchange, Inc.                                269,224  15,711,913
    International Bancshares Corp.                                 115,276   4,276,740
*   INTL. FCStone, Inc.                                             34,579   1,275,274

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
Financials -- (Continued)
#   Invesco, Ltd.                                                  427,617 $ 12,366,684
    Investment Technology Group, Inc.                               62,232    1,252,108
#   Investors Bancorp, Inc.                                        464,128    6,660,237
#   Investors Title Co.                                              1,022      124,193
    James River Group Holdings, Ltd.                                 3,571      141,590
#   Janus Capital Group, Inc.                                      314,472    3,930,900
    JPMorgan Chase & Co.                                         2,076,569  175,740,034
*   KCG Holdings, Inc. Class A                                      54,302      758,599
    Kearny Financial Corp.                                          87,804    1,339,011
    Kemper Corp.                                                   100,832    4,355,942
    Kentucky First Federal Bancorp                                     936        8,892
    KeyCorp                                                        647,485   11,635,305
#*  Ladenburg Thalmann Financial Services, Inc.                     23,786       54,708
    Lake Shore Bancorp, Inc.                                           125        1,981
    Lakeland Bancorp, Inc.                                          37,278      691,507
#   Lakeland Financial Corp.                                        49,324    2,190,972
    Landmark Bancorp, Inc.                                           1,383       42,182
    LegacyTexas Financial Group, Inc.                               93,026    3,843,834
    Legg Mason, Inc.                                               161,341    5,112,896
#*  LendingClub Corp.                                              494,481    3,050,948
#*  LendingTree, Inc.                                                9,549    1,068,533
    Leucadia National Corp.                                        247,889    5,912,153
    Lincoln National Corp.                                         150,609   10,167,614
    Loews Corp.                                                    226,951   10,571,378
    LPL Financial Holdings, Inc.                                   208,568    8,196,722
    M&T Bank Corp.                                                  77,959   12,673,795
    Macatawa Bank Corp.                                             19,394      198,207
    Mackinac Financial Corp.                                         1,000       13,280
*   Magyar Bancorp, Inc.                                               211        2,721
    Maiden Holdings, Ltd.                                          151,463    2,688,468
    MainSource Financial Group, Inc.                                25,568      840,164
*   Malvern Bancorp, Inc.                                              134        2,754
    Manning & Napier, Inc.                                           7,687       53,425
#*  Markel Corp.                                                     8,535    7,894,875
    MarketAxess Holdings, Inc.                                      41,597    7,789,038
    Marlin Business Services Corp.                                  11,172      256,397
    Marsh & McLennan Cos., Inc.                                    289,378   19,683,492
    MB Financial, Inc.                                             121,606    5,415,115
#*  MBIA, Inc.                                                     296,282    3,022,076
    MBT Financial Corp.                                              4,170       45,036
    Mercantile Bank Corp.                                            8,408      271,578
    Merchants Bancshares, Inc.                                       4,638      236,538
#   Mercury General Corp.                                           78,431    4,960,761
    Meridian Bancorp, Inc.                                          72,976    1,375,598
    Meta Financial Group, Inc.                                      14,012    1,230,954
    MetLife, Inc.                                                  486,298   26,459,474
*   MGIC Investment Corp.                                          152,142    1,620,312
    Mid Penn Bancorp, Inc.                                             497       12,301
#   MidSouth Bancorp, Inc.                                           5,731       82,813
    MidWestOne Financial Group, Inc.                                 3,102      109,532
    Moelis & Co. Class A                                            27,919      952,038
    Moody's Corp.                                                   79,462    8,237,826
    Morgan Stanley                                                 788,918   33,521,126

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
    Morningstar, Inc.                                             67,286 $ 5,123,829
*   MSB Financial Corp.                                              386       5,520
#   MSCI, Inc.                                                   122,738  10,156,570
    MutualFirst Financial, Inc.                                    2,798      87,438
    Nasdaq, Inc.                                                 174,834  12,332,790
    National Bank Holdings Corp. Class A                          38,481   1,250,633
    National General Holdings Corp.                               36,770     900,497
    National Security Group, Inc. (The)                              312       5,036
    National Western Life Group, Inc. Class A                      1,532     449,106
#*  Nationstar Mortgage Holdings, Inc.                            12,405     225,027
    Navient Corp.                                                730,504  10,986,780
#   Navigators Group, Inc. (The)                                  53,781   3,019,803
#   NBT Bancorp, Inc.                                             79,746   3,248,852
    Nelnet, Inc. Class A                                          55,698   2,730,873
#   New York Community Bancorp, Inc.                             332,819   5,055,521
*   NewStar Financial, Inc.                                       38,956     345,929
*   Nicholas Financial, Inc.                                       4,022      44,242
*   NMI Holdings, Inc. Class A                                    11,214     121,111
    Northeast Bancorp                                                 59         838
    Northeast Community Bancorp, Inc.                              5,056      39,184
    Northern Trust Corp.                                         222,330  18,444,497
    Northfield Bancorp, Inc.                                      97,337   1,756,933
    Northrim BanCorp, Inc.                                         3,902     110,232
    Northwest Bancshares, Inc.                                   221,859   3,787,133
    Norwood Financial Corp.                                          991      36,162
    OceanFirst Financial Corp.                                    41,858   1,189,186
#*  Ocwen Financial Corp.                                        106,268     560,032
    OFG Bancorp                                                   88,340   1,170,505
    Ohio Valley Banc Corp.                                         1,110      31,080
    Old Line Bancshares, Inc.                                        600      16,086
    Old National Bancorp.                                        224,274   3,980,864
    Old Republic International Corp.                             463,428   9,639,302
    Old Second Bancorp, Inc.                                       4,388      47,390
    OM Asset Management P.L.C.                                    21,804     307,436
    OneBeacon Insurance Group, Ltd. Class A                       50,165     814,178
#*  OneMain Holdings, Inc.                                       157,293   3,520,217
    Oppenheimer Holdings, Inc. Class A                            13,697     234,219
    Opus Bank                                                      9,395     191,188
    Oritani Financial Corp.                                       97,087   1,684,459
    Pacific Continental Corp.                                     16,685     413,788
*   Pacific Mercantile Bancorp                                    19,353     138,374
*   Pacific Premier Bancorp, Inc.                                 47,313   1,861,767
    PacWest Bancorp                                              174,959   9,692,729
#   Park National Corp.                                           16,037   1,776,739
    Park Sterling Corp.                                           22,791     266,655
*   Patriot National Bancorp, Inc.                                    50         700
    PB Bancorp, Inc.                                               1,309      13,286
    Peapack Gladstone Financial Corp.                              7,471     225,662
#   Penns Woods Bancorp, Inc.                                      3,034     140,171
#*  PennyMac Financial Services, Inc. Class A                     13,659     230,837
#   People's United Financial, Inc.                              384,095   7,201,781
    Peoples Bancorp of North Carolina, Inc.                        2,042      53,092
    Peoples Bancorp, Inc.                                         12,312     382,288

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
*   PHH Corp.                                                      126,481 $ 1,844,093
*   PICO Holdings, Inc.                                             28,199     401,836
    Pinnacle Financial Partners, Inc.                               71,139   4,755,642
*   Piper Jaffray Cos.                                              12,428     876,174
    PNC Financial Services Group, Inc. (The)                       272,509  32,826,434
    Popular, Inc.                                                  160,618   7,136,258
#*  PRA Group, Inc.                                                 90,490   3,601,502
    Preferred Bank                                                   6,473     358,669
    Premier Financial Bancorp, Inc.                                  3,202      58,661
#   Primerica, Inc.                                                111,692   8,427,161
    Principal Financial Group, Inc.                                296,117  16,905,320
    PrivateBancorp, Inc.                                           141,395   7,728,651
    ProAssurance Corp.                                              71,833   3,907,715
    Progressive Corp. (The)                                        508,566  19,040,711
#   Prosperity Bancshares, Inc.                                    105,041   7,629,128
    Provident Financial Holdings, Inc.                               6,264     116,072
#   Provident Financial Services, Inc.                             115,748   3,063,850
    Prudential Bancorp, Inc.                                         2,842      49,820
    Prudential Financial, Inc.                                     224,212  23,566,923
    Pzena Investment Management, Inc. Class A                        8,560      85,514
    QCR Holdings, Inc.                                               1,348      56,549
    Radian Group, Inc.                                             100,718   1,853,211
    Raymond James Financial, Inc.                                  134,662  10,090,224
*   Regional Management Corp.                                        2,273      56,848
    Regions Financial Corp.                                      1,126,413  16,231,611
    Reinsurance Group of America, Inc.                              45,096   5,658,195
    RenaissanceRe Holdings, Ltd.                                    60,449   8,240,408
    Renasant Corp.                                                  76,869   3,059,386
    Republic Bancorp, Inc. Class A                                  15,312     530,561
#*  Republic First Bancorp, Inc.                                    14,828     111,951
    Riverview Bancorp, Inc.                                          9,533      73,118
#   RLI Corp.                                                       61,556   3,657,658
*   Royal Bancshares of Pennsylvania, Inc. Class A                   4,906      19,477
    S&P Global, Inc.                                               174,328  20,950,739
    S&T Bancorp, Inc.                                               51,202   1,926,219
*   Safeguard Scientifics, Inc.                                     34,179     411,857
    Safety Insurance Group, Inc.                                    34,353   2,463,110
    Salisbury Bancorp, Inc.                                            543      21,068
    Sandy Spring Bancorp, Inc.                                      34,173   1,400,068
*   Santander Consumer USA Holdings, Inc.                          402,393   5,319,635
    SB Financial Group, Inc.                                         1,124      19,951
*   Seacoast Banking Corp. of Florida                               32,195     701,207
*   Security National Financial Corp. Class A                        1,040       7,277
    SEI Investments Co.                                            134,134   6,506,840
*   Select Bancorp, Inc.                                               300       3,099
#   Selective Insurance Group, Inc.                                111,647   4,655,680
#   ServisFirst Bancshares, Inc.                                    41,460   1,660,058
    Shore Bancshares, Inc.                                           3,114      50,104
    SI Financial Group, Inc.                                         5,983      90,044
    Siebert Financial Corp.                                          3,562      11,220
    Sierra Bancorp                                                  10,427     279,027
*   Signature Bank                                                  58,147   9,159,315
    Silvercrest Asset Management Group, Inc. Class A                   800      11,120

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
#   Simmons First National Corp. Class A                          56,364 $ 3,390,295
*   SLM Corp.                                                    833,389   9,900,661
    South State Corp.                                             47,643   4,259,284
*   Southern First Bancshares, Inc.                                1,052      37,241
    Southern Missouri Bancorp, Inc.                                1,114      37,497
    Southern National Bancorp of Virginia, Inc.                    1,220      19,557
#   Southside Bancshares, Inc.                                    38,815   1,325,920
    Southwest Bancorp, Inc.                                       16,450     455,665
    Southwest Georgia Financial Corp.                                863      17,476
#   State Auto Financial Corp.                                    32,376     817,818
    State Bank Financial Corp.                                     9,961     263,369
    State Street Corp.                                           215,497  16,420,871
    Sterling Bancorp                                             251,189   5,990,858
    Stewart Information Services Corp.                            55,677   2,431,971
*   Stifel Financial Corp.                                        95,631   4,813,108
#   Stock Yards Bancorp, Inc.                                     29,360   1,315,328
    Stonegate Bank                                                   264      12,015
    Suffolk Bancorp                                               11,604     480,638
    Summit State Bank                                              1,967      30,980
#   Sun Bancorp, Inc.                                              5,889     147,225
    SunTrust Banks, Inc.                                         274,192  15,579,589
    Sussex Bancorp                                                   448       9,520
#*  SVB Financial Group                                           60,440  10,409,581
    Synchrony Financial                                          720,229  25,798,603
#   Synovus Financial Corp.                                      234,980   9,793,966
    T Rowe Price Group, Inc.                                     198,629  13,395,540
    TCF Financial Corp.                                          326,637   5,667,152
#   TD Ameritrade Holding Corp.                                  293,836  13,560,531
    Territorial Bancorp, Inc.                                     11,236     355,844
#   Teton Advisors, Inc. Class A                                      29       1,250
#*  Texas Capital Bancshares, Inc.                                88,217   7,277,903
    TFS Financial Corp.                                          212,905   3,723,708
    TheStreet, Inc.                                               10,517       8,624
    Timberland Bancorp, Inc.                                       1,600      33,456
    Tiptree, Inc.                                                 80,023     524,151
#   Tompkins Financial Corp.                                      25,141   2,276,518
    Torchmark Corp.                                              115,596   8,500,930
    Towne Bank                                                    45,093   1,451,995
    Travelers Cos., Inc. (The)                                   234,212  27,585,489
    Trico Bancshares                                              26,618     981,406
*   TriState Capital Holdings, Inc.                                1,706      37,873
    TrustCo Bank Corp. NY                                        207,921   1,746,536
#   Trustmark Corp.                                              137,738   4,630,752
    U.S. Bancorp.                                                907,617  47,786,035
#   UMB Financial Corp.                                           77,072   5,945,334
    Umpqua Holdings Corp.                                        333,024   6,097,669
*   Unico American Corp.                                             100       1,020
    Union Bankshares Corp.                                        62,881   2,311,506
#   Union Bankshares, Inc.                                           863      35,815
    United Bancshares, Inc.                                        1,036      23,284
#   United Bankshares, Inc.                                      122,592   5,492,122
    United Community Bancorp                                          99       1,678
    United Community Banks, Inc.                                 134,615   3,786,720

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
    United Community Financial Corp.                       6,897 $       58,693
    United Financial Bancorp, Inc.                        64,530      1,164,767
#   United Fire Group, Inc.                               29,951      1,413,687
#   United Insurance Holdings Corp.                       14,869        203,259
*   United Security Bancshares                             5,107         40,345
    Unity Bancorp, Inc.                                    4,686         77,085
    Universal Insurance Holdings, Inc.                    88,522      2,314,850
    Univest Corp. of Pennsylvania                         30,206        850,299
    Unum Group                                           225,514     10,245,101
    Validus Holdings, Ltd.                               136,355      7,772,235
#   Valley National Bancorp                              382,583      4,633,080
    Value Line, Inc.                                       2,920         52,268
#   Virtus Investment Partners, Inc.                      13,593      1,481,637
    Voya Financial, Inc.                                 133,319      5,362,090
    VSB Bancorp, Inc.                                        169          2,584
#   Waddell & Reed Financial, Inc. Class A               165,564      2,988,430
*   Walker & Dunlop, Inc.                                 72,478      2,276,534
#   Washington Federal, Inc.                             204,627      6,721,997
    Washington Trust Bancorp, Inc.                        26,797      1,460,437
    Waterstone Financial, Inc.                            30,425        550,693
    Wayne Savings Bancshares, Inc.                           955         17,190
#   Webster Financial Corp.                              157,767      8,285,923
    Wells Fargo & Co.                                  2,832,919    159,578,327
    WesBanco, Inc.                                        66,357      2,753,816
    West Bancorporation, Inc.                             14,098        321,434
#   Westamerica Bancorporation                            44,466      2,523,446
*   Western Alliance Bancorp                             190,229      9,393,508
    Western New England Bancorp, Inc.                     28,019        271,784
#   Westwood Holdings Group, Inc.                          7,551        422,252
    White Mountains Insurance Group, Ltd.                  7,517      6,838,666
#   Willis Towers Watson P.L.C.                           95,422     11,940,155
    Wintrust Financial Corp.                              91,209      6,530,564
#   WisdomTree Investments, Inc.                         164,041      1,689,622
#*  World Acceptance Corp.                                 9,067        444,918
#   WR Berkley Corp.                                     132,317      8,893,026
    WSFS Financial Corp.                                  46,902      2,124,661
    WVS Financial Corp.                                      803         11,844
#   XL Group, Ltd.                                       186,931      7,022,998
    Yadkin Financial Corp.                                43,063      1,378,016
#   Zions Bancorporation                                 196,726      8,299,870
                                                                 --------------
Total Financials                                                  2,758,447,723
                                                                 --------------
Health Care -- (9.9%)
#   Abaxis, Inc.                                          28,250      1,439,479
    Abbott Laboratories                                  856,734     35,785,779
    AbbVie, Inc.                                       1,092,274     66,748,864
#*  ABIOMED, Inc.                                         38,874      4,135,027
#*  Acadia Healthcare Co., Inc.                           70,869      2,719,244
#*  Accuray, Inc.                                          2,165         12,449
#   Aceto Corp.                                           50,200        958,318
*   Acorda Therapeutics, Inc.                             58,269      1,194,515
#*  Adcare Health Systems, Inc.                              184            300
*   Addus HomeCare Corp.                                  21,078        719,814

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Health Care -- (Continued)
    Aetna, Inc.                                                  225,998 $26,805,623
    Agilent Technologies, Inc.                                   227,761  11,153,456
#*  Air Methods Corp.                                             73,668   2,629,948
#*  Akorn, Inc.                                                  203,386   3,884,673
#*  Albany Molecular Research, Inc.                               32,814     603,778
*   Alere, Inc.                                                  115,247   4,264,139
*   Alexion Pharmaceuticals, Inc.                                 65,538   8,564,506
#*  Align Technology, Inc.                                       107,848   9,888,583
#*  Alkermes P.L.C.                                               48,283   2,612,593
*   Allergan P.L.C.                                              164,034  35,905,402
*   Alliance HealthCare Services, Inc.                             6,423      62,785
*   Allscripts Healthcare Solutions, Inc.                        199,980   2,341,766
*   Almost Family, Inc.                                           16,847     796,021
#*  Alnylam Pharmaceuticals, Inc.                                 24,700     987,753
*   AMAG Pharmaceuticals, Inc.                                    14,999     361,476
#*  Amedisys, Inc.                                                43,687   2,001,738
*   American Shared Hospital Services                                797       3,587
#   AmerisourceBergen Corp.                                      191,040  16,673,971
    Amgen, Inc.                                                  332,825  52,147,021
#*  Amicus Therapeutics, Inc.                                      6,394      35,167
#*  AMN Healthcare Services, Inc.                                107,214   3,843,622
*   Amphastar Pharmaceuticals, Inc.                               31,240     492,030
#   Analogic Corp.                                                20,482   1,590,427
*   AngioDynamics, Inc.                                           63,899   1,028,454
#*  ANI Pharmaceuticals, Inc.                                      7,618     460,508
*   Anika Therapeutics, Inc.                                      31,213   1,577,505
    Anthem, Inc.                                                 149,731  23,079,536
#*  Aptevo Therapeutics, Inc.                                     33,737      67,137
#*  AquaBounty Technologies, Inc.                                    354       4,885
#*  Aralez Pharmaceuticals, Inc.                                  24,054     101,267
#*  ArQule, Inc.                                                  11,499      18,628
*   Arrhythmia Research Technology, Inc.                           1,150       4,842
*   Assembly Biosciences, Inc.                                     1,916      35,580
#*  athenahealth, Inc.                                            22,988   2,896,258
    Atrion Corp.                                                   2,791   1,363,683
*   Aviragen Therapeutics, Inc.                                    1,866       2,426
    Baxter International, Inc.                                   226,675  10,859,999
#   Becton Dickinson and Co.                                      92,448  16,390,106
#*  Bio-Rad Laboratories, Inc. Class A                            34,523   6,562,132
*   Bio-Rad Laboratories, Inc. Class B                             1,562     308,846
    Bio-Techne Corp.                                              47,687   4,852,152
*   Bioanalytical Systems, Inc.                                      400         340
*   Biogen, Inc.                                                 128,459  35,613,973
#*  BioMarin Pharmaceutical, Inc.                                 54,919   4,812,552
*   BioScrip, Inc.                                               107,250     146,933
*   BioSpecifics Technologies Corp.                                8,510     436,478
*   BioTelemetry, Inc.                                            51,046   1,176,610
#*  Bluebird Bio, Inc.                                            21,314   1,587,893
*   Boston Scientific Corp.                                      290,799   6,996,624
*   Bovie Medical Corp.                                            7,222      27,299
    Bristol-Myers Squibb Co.                                     491,033  24,139,182
#*  Brookdale Senior Living, Inc.                                213,170   3,191,155
#   Bruker Corp.                                                 221,481   5,255,744

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Health Care -- (Continued)
*   Cambrex Corp.                                                 63,184 $ 3,314,001
    Cantel Medical Corp.                                          74,196   5,743,512
#*  Capital Senior Living Corp.                                   56,020     933,853
    Cardinal Health, Inc.                                        159,475  11,954,246
#*  Catalent, Inc.                                               286,151   7,657,401
*   Celgene Corp.                                                521,036  60,518,331
*   Centene Corp.                                                216,131  13,674,608
#*  Cerner Corp.                                                 117,483   6,310,012
*   Charles River Laboratories International, Inc.                88,470   7,148,376
#   Chemed Corp.                                                  33,122   5,501,233
    Cigna Corp.                                                  154,038  22,523,436
#*  Community Health Systems, Inc.                               203,108   1,299,891
#   Computer Programs & Systems, Inc.                             14,788     334,209
*   Concert Pharmaceuticals, Inc.                                 12,128     107,333
    CONMED Corp.                                                  35,300   1,574,027
#   Cooper Cos., Inc. (The)                                       33,679   6,217,480
*   Corcept Therapeutics, Inc.                                    51,738     367,857
*   CorVel Corp.                                                  30,984   1,188,236
    CR Bard, Inc.                                                 63,562  15,085,169
*   Cross Country Healthcare, Inc.                                42,718     618,129
    CryoLife, Inc.                                                56,797   1,079,143
*   Cumberland Pharmaceuticals, Inc.                              14,360      88,458
*   Cutera, Inc.                                                  12,003     222,056
#*  Cynosure, Inc. Class A                                        36,799   1,965,067
    Danaher Corp.                                                300,406  25,210,072
*   DaVita, Inc.                                                 274,778  17,517,097
#   DENTSPLY SIRONA, Inc.                                        127,958   7,255,219
#*  Depomed, Inc.                                                103,386   1,870,253
#*  DexCom, Inc.                                                  29,044   2,298,833
    Digirad Corp.                                                  9,575      48,354
#*  Diplomat Pharmacy, Inc.                                       27,300     375,102
#*  Eagle Pharmaceuticals, Inc.                                    2,793     193,304
*   Edwards Lifesciences Corp.                                   149,989  14,434,941
    Eli Lilly & Co.                                              425,160  32,750,075
#*  Emergent BioSolutions, Inc.                                   67,475   2,042,468
*   Enanta Pharmaceuticals, Inc.                                   3,689     122,198
#*  Endo International P.L.C.                                    172,415   2,110,360
#   Ensign Group, Inc. (The)                                      85,999   1,749,220
#*  Envision Healthcare Corp.                                    177,973  12,102,164
*   Enzo Biochem, Inc.                                            23,675     158,149
*   Exactech, Inc.                                                14,780     364,327
#*  Exelixis, Inc.                                               182,914   3,314,402
*   Express Scripts Holding Co.                                  483,699  33,317,187
#*  Five Prime Therapeutics, Inc.                                 66,913   3,065,285
*   Five Star Quality Care, Inc.                                  14,926      42,539
#*  Fluidigm Corp.                                                 3,038      19,231
*   Genesis Healthcare, Inc.                                      15,845      65,123
#*  Genocea Biosciences, Inc.                                        418       1,848
    Gilead Sciences, Inc.                                        809,650  58,659,142
#*  Globus Medical, Inc. Class A                                 117,947   3,109,083
*   Haemonetics Corp.                                             70,023   2,791,117
*   Halyard Health, Inc.                                          72,518   2,789,767
#*  Hanger, Inc.                                                  41,296     496,378

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                               SHARES      VALUE+
                                                              --------- ------------
Health Care -- (Continued)
*          Harvard Bioscience, Inc.                              26,114 $     78,342
*          HCA Holdings, Inc.                                   126,331   10,141,853
#*         HealthEquity, Inc.                                    43,147    1,995,549
           HealthSouth Corp.                                    227,038    8,813,615
*          HealthStream, Inc.                                    51,968    1,193,185
#*         Henry Schein, Inc.                                    58,994    9,430,781
*          Heska Corp.                                              165       13,137
           Hill-Rom Holdings, Inc.                              118,396    6,969,973
*          HMS Holdings Corp.                                   124,995    2,269,909
*          Hologic, Inc.                                        292,587   11,858,551
*          Horizon Pharma P.L.C.                                264,084    4,323,055
           Humana, Inc.                                         116,275   23,080,587
*          ICU Medical, Inc.                                     23,366    3,203,479
#*         IDEXX Laboratories, Inc.                              80,666    9,867,872
#*         Illumina, Inc.                                        69,218   11,081,802
*          Impax Laboratories, Inc.                              97,933    1,287,819
*          INC Research Holdings, Inc. Class A                   81,303    4,309,059
*          Incyte Corp.                                         129,458   15,691,604
#*         Innoviva, Inc.                                         2,963       31,408
*          Inogen, Inc.                                          26,656    1,715,847
#*         Insys Therapeutics, Inc.                              38,684      396,124
#*         Integer Holdings Corp.                                35,601    1,153,472
#*         Integra LifeSciences Holdings Corp.                  101,436    4,232,924
#*         Intuitive Surgical, Inc.                              14,038    9,723,982
#          Invacare Corp.                                        63,552      730,848
#*         Ionis Pharmaceuticals, Inc.                           44,377    1,974,776
#*         iRadimed Corp.                                         1,881       17,211
*          IRIDEX Corp.                                           2,696       37,609
#*         Jazz Pharmaceuticals P.L.C.                           41,645    5,077,358
           Johnson & Johnson                                  1,206,301  136,613,588
*          Juniper Pharmaceuticals, Inc.                          1,386        7,207
*          Karyopharm Therapeutics, Inc.                          3,418       35,376
           Kewaunee Scientific Corp.                              1,352       34,273
*          Kindred Biosciences, Inc.                             53,708      351,787
#          Kindred Healthcare, Inc.                             169,474    1,127,002
*          Laboratory Corp. of America Holdings                 129,868   17,429,584
           Landauer, Inc.                                         8,652      444,280
#*         Lannett Co., Inc.                                     68,351    1,377,273
           LeMaitre Vascular, Inc.                               24,753      562,141
*          LHC Group, Inc.                                       25,464    1,276,510
*          LifePoint Health, Inc.                                80,702    4,789,664
#*         Ligand Pharmaceuticals, Inc.                          22,299    2,363,917
#*         Lipocine, Inc.                                        19,043       68,936
*          LivaNova P.L.C.                                       41,951    2,018,053
#*         Luminex Corp.                                         59,227    1,197,570
*          Magellan Health, Inc.                                 54,947    4,118,278
*          Mallinckrodt P.L.C.                                  108,442    5,284,379
*          Masimo Corp.                                          86,910    6,394,838
           McKesson Corp.                                       116,990   16,279,158
(degrees)* MedCath Corp.                                         11,283           --
#*         Medicines Co. (The)                                  121,145    4,367,277
*          MediciNova, Inc.                                       1,657        9,213
#*         MEDNAX, Inc.                                         125,513    8,578,814

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Health Care -- (Continued)
    Medtronic P.L.C.                                               478,798 $36,398,224
    Merck & Co., Inc.                                            1,277,092  79,166,933
#   Meridian Bioscience, Inc.                                       73,468     962,431
*   Merit Medical Systems, Inc.                                     79,275   2,013,585
*   Mettler-Toledo International, Inc.                              24,652  10,517,283
*   Misonix, Inc.                                                    2,220      23,532
#*  Molina Healthcare, Inc.                                        115,760   6,565,907
#*  Momenta Pharmaceuticals, Inc.                                   45,221     854,677
*   Mylan NV                                                       186,358   7,090,922
#*  Myriad Genetics, Inc.                                           97,258   1,573,634
    National HealthCare Corp.                                       12,354     924,697
#   National Research Corp. Class A                                 11,661     203,484
    National Research Corp. Class B                                  1,943      78,847
*   Natus Medical, Inc.                                             40,390   1,577,230
*   Neogen Corp.                                                    43,777   2,891,033
#*  NeoGenomics, Inc.                                                4,211      33,941
#*  Neurocrine Biosciences, Inc.                                    37,389   1,604,362
*   NewLink Genetics Corp.                                           8,556     104,127
#*  NuVasive, Inc.                                                  87,100   6,164,067
*   Nuvectra Corp.                                                  11,362      88,396
#*  Ohr Pharmaceutical, Inc.                                         3,617       5,245
#*  Omnicell, Inc.                                                  56,945   2,044,325
#*  OPKO Health, Inc.                                              332,514   2,889,547
*   OraSure Technologies, Inc.                                      79,862     704,383
#*  Orthofix International NV                                       28,568   1,026,734
*   Otonomy, Inc.                                                      976      14,298
#   Owens & Minor, Inc.                                            127,359   4,569,641
#*  PAREXEL International Corp.                                    102,525   7,267,997
#   Patterson Cos., Inc.                                           163,984   6,823,374
#   PDL BioPharma, Inc.                                             98,354     216,379
    PerkinElmer, Inc.                                              110,562   5,880,793
#   Perrigo Co. P.L.C.                                              34,509   2,627,860
    Pfizer, Inc.                                                 2,732,131  86,690,517
*   PharmAthene, Inc.                                                4,763      14,765
*   PharMerica Corp.                                                54,972   1,363,306
    Phibro Animal Health Corp. Class A                              21,470     573,249
*   PRA Health Sciences, Inc.                                       78,922   4,624,040
#*  Premier, Inc. Class A                                           75,119   2,393,291
*   Prestige Brands Holdings, Inc.                                 100,880   5,322,429
#*  Progenics Pharmaceuticals, Inc.                                 22,729     202,743
*   ProPhase Labs, Inc.                                              3,827       7,271
*   Providence Service Corp. (The)                                  27,818   1,075,166
    Psychemedics Corp.                                               1,300      24,531
    Quality Systems, Inc.                                           83,038   1,246,400
    Quest Diagnostics, Inc.                                        222,820  20,481,614
*   Quidel Corp.                                                    23,763     451,022
#*  Quintiles IMS Holdings, Inc.                                   101,724   7,984,317
#*  Quorum Health Corp.                                             50,777     446,330
#*  RadNet, Inc.                                                    59,401     344,526
*   Regeneron Pharmaceuticals, Inc.                                 38,513  13,837,336
#*  Repligen Corp.                                                  26,740     803,270
#   ResMed, Inc.                                                    78,558   5,305,807
#*  Retrophin, Inc.                                                 29,416     577,142

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CONTINUED


                                                                 SHARES      VALUE+
                                                                 ------- --------------
Health Care -- (Continued)
#*  Rigel Pharmaceuticals, Inc.                                   72,832 $      151,491
*   RTI Surgical, Inc.                                            78,783        256,045
#*  Sarepta Therapeutics, Inc.                                     3,800        118,028
*   SciClone Pharmaceuticals, Inc.                                80,322        815,268
*   SeaSpine Holdings Corp.                                       11,585         84,339
#*  Seattle Genetics, Inc.                                        60,492      3,644,038
*   Select Medical Holdings Corp.                                242,020      3,013,149
    Span-America Medical Systems, Inc.                             1,628         32,462
*   Spectrum Pharmaceuticals, Inc.                                44,492        207,333
#   STERIS P.L.C.                                                 68,569      4,856,742
#   Stryker Corp.                                                146,110     18,048,968
#*  Sucampo Pharmaceuticals, Inc. Class A                         67,976        757,932
#*  Supernus Pharmaceuticals, Inc.                                53,154      1,437,816
*   Surgical Care Affiliates, Inc.                                84,958      4,800,127
*   Surmodics, Inc.                                               21,136        511,491
#*  Taro Pharmaceutical Industries, Ltd.                          28,617      2,990,190
#*  Team Health Holdings, Inc.                                    83,319      3,621,044
#   Teleflex, Inc.                                                43,843      7,353,786
#*  Tenet Healthcare Corp.                                       187,395      3,296,278
#*  TESARO, Inc.                                                  23,505      3,827,554
    Thermo Fisher Scientific, Inc.                               175,346     26,720,977
*   Tivity Health, Inc.                                           64,657      1,658,452
#*  Triple-S Management Corp. Class B                             41,196        787,256
#*  Ultragenyx Pharmaceutical, Inc.                                1,421        106,589
#*  United Therapeutics Corp.                                     77,911     12,748,577
    UnitedHealth Group, Inc.                                     551,371     89,377,239
*   Universal American Corp.                                     130,900      1,301,146
    Universal Health Services, Inc. Class B                      142,410     16,039,638
#   US Physical Therapy, Inc.                                     22,052      1,546,948
    Utah Medical Products, Inc.                                    3,467        215,647
*   Varex Imaging Corp.                                           29,841        857,923
#*  Varian Medical Systems, Inc.                                  74,602      5,792,845
*   Vascular Solutions, Inc.                                      21,404      1,197,554
*   VCA, Inc.                                                    104,995      9,512,547
#*  Veeva Systems, Inc. Class A                                   87,529      3,705,103
*   Vertex Pharmaceuticals, Inc.                                  45,394      3,897,983
#*  VWR Corp.                                                    229,651      5,950,257
*   Waters Corp.                                                  44,176      6,257,530
*   WellCare Health Plans, Inc.                                   90,713     13,202,370
    West Pharmaceutical Services, Inc.                            87,638      7,416,804
#*  Wright Medical Group NV                                       59,536      1,499,116
*   Xencor, Inc.                                                  32,608        777,049
*   Zafgen, Inc.                                                   1,564          6,584
    Zimmer Biomet Holdings, Inc.                                  86,990     10,293,527
    Zoetis, Inc.                                                 310,327     17,049,365
*   Zogenix, Inc.                                                    700          5,635
                                                                         --------------
Total Health Care                                                         1,867,918,434
                                                                         --------------
Industrials -- (12.3%)
    3M Co.                                                       402,001     70,277,815
    AAON, Inc.                                                    76,660      2,602,607
    AAR Corp.                                                     39,516      1,264,117
    ABM Industries, Inc.                                          84,819      3,425,839

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
*   Acacia Research Corp.                                         41,555 $   243,097
*   ACCO Brands Corp.                                            198,730   2,533,807
    Acme United Corp.                                              1,000      24,360
#   Actuant Corp. Class A                                         80,654   2,109,102
#   Acuity Brands, Inc.                                           38,668   8,013,170
#   Advanced Drainage Systems, Inc.                               33,396     804,844
#*  Advisory Board Co. (The)                                      41,010   1,865,955
#*  AECOM                                                        223,621   8,258,324
*   Aegion Corp.                                                  53,845   1,252,435
*   AeroCentury Corp.                                                691       7,169
*   Aerojet Rocketdyne Holdings, Inc.                            116,093   2,102,444
*   Aerovironment, Inc.                                           34,813     911,752
#   AGCO Corp.                                                   136,229   8,555,181
#   Air Lease Corp.                                              198,809   7,232,671
*   Air Transport Services Group, Inc.                           119,505   1,927,616
    Aircastle, Ltd.                                               61,502   1,371,495
    Alamo Group, Inc.                                             17,508   1,324,130
#   Alaska Air Group, Inc.                                       214,723  20,145,312
    Albany International Corp. Class A                            49,545   2,350,910
#   Allegiant Travel Co.                                          36,902   6,347,144
    Allegion P.L.C.                                              105,138   6,904,412
    Allied Motion Technologies, Inc.                              19,703     434,254
    Allison Transmission Holdings, Inc.                          266,891   9,335,847
    Altra Industrial Motion Corp.                                 55,043   2,053,104
    AMERCO                                                        24,346   9,170,408
*   Ameresco, Inc. Class A                                        21,115     109,798
#   American Airlines Group, Inc.                                360,513  15,952,700
#   American Railcar Industries, Inc.                             19,392     863,720
*   American Superconductor Corp.                                    896       6,263
*   American Woodmark Corp.                                       34,850   2,481,320
    AMETEK, Inc.                                                 173,757   8,878,983
*   AMREP Corp.                                                    3,360      23,621
#   AO Smith Corp.                                               170,998   8,336,152
#   Apogee Enterprises, Inc.                                      48,126   2,747,032
#   Applied Industrial Technologies, Inc.                         59,409   3,591,274
*   ARC Document Solutions, Inc.                                  78,538     369,914
    ArcBest Corp.                                                 30,676     969,362
    Arconic, Inc.                                                278,564   6,348,474
    Argan, Inc.                                                   36,279   2,675,576
*   Armstrong Flooring, Inc.                                      52,153   1,096,778
#*  Armstrong World Industries, Inc.                              94,686   3,782,706
*   Arotech Corp.                                                 14,831      60,066
    Astec Industries, Inc.                                        36,822   2,576,804
*   Astronics Corp.                                               33,687   1,105,270
#*  Astronics Corp. Class B                                       15,379     505,585
#*  Atlas Air Worldwide Holdings, Inc.                            49,710   2,622,202
*   Avalon Holdings Corp. Class A                                    500       1,405
*   Avis Budget Group, Inc.                                      205,123   7,634,678
    AZZ, Inc.                                                     45,084   2,684,752
    B/E Aerospace, Inc.                                          131,241   8,067,384
*   Babcock & Wilcox Enterprises, Inc.                            82,777   1,377,409
    Barnes Group, Inc.                                            96,284   4,634,149
    Barrett Business Services, Inc.                                8,150     489,896

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
*   Beacon Roofing Supply, Inc.                                   88,584 $ 3,877,322
*   BlueLinx Holdings, Inc.                                        2,583      16,996
*   BMC Stock Holdings, Inc.                                      34,867     652,013
    Boeing Co. (The)                                             391,869  64,039,232
    Brady Corp. Class A                                           68,929   2,505,569
    Briggs & Stratton Corp.                                       64,286   1,392,435
    Brink's Co. (The)                                            110,251   4,906,169
*   Broadwind Energy, Inc.                                           488       2,020
#*  Builders FirstSource, Inc.                                   180,969   1,947,226
    BWX Technologies, Inc.                                       143,015   5,933,692
*   CAI International, Inc.                                       22,428     361,988
    Carlisle Cos., Inc.                                           83,974   9,162,403
*   Casella Waste Systems, Inc. Class A                           71,163     822,644
#   Caterpillar, Inc.                                            343,254  32,835,678
*   CBIZ, Inc.                                                    96,322   1,261,818
*   CDI Corp.                                                     16,772     144,239
#   CEB, Inc.                                                     45,339   3,466,167
    CECO Environmental Corp.                                      17,216     225,874
#   Celadon Group, Inc.                                           49,165     373,654
#   CH Robinson Worldwide, Inc.                                  114,472   8,706,740
*   Chart Industries, Inc.                                        75,325   2,921,857
    Chicago Bridge & Iron Co. NV                                 150,988   5,014,311
    Chicago Rivet & Machine Co.                                      474      22,761
#   Cintas Corp.                                                  84,931   9,861,338
#   CIRCOR International, Inc.                                    24,892   1,550,274
*   Civeo Corp.                                                  124,628     441,183
    CLARCOR, Inc.                                                 78,593   6,508,286
#*  Clean Harbors, Inc.                                          109,666   6,086,463
*   Colfax Corp.                                                 184,040   7,177,560
    Columbus McKinnon Corp.                                       26,225     720,925
    Comfort Systems USA, Inc.                                     60,334   2,042,306
#*  Command Security Corp.                                         4,000      11,160
*   Commercial Vehicle Group, Inc.                                31,355     186,876
    CompX International, Inc.                                      1,315      19,199
*   Continental Building Products, Inc.                           75,219   1,748,842
*   Continental Materials Corp.                                      268       7,960
    Copa Holdings SA Class A                                      51,509   5,021,612
#*  Copart, Inc.                                                 191,211  10,849,312
#   Covanta Holding Corp.                                        223,453   3,597,593
*   Covenant Transportation Group, Inc. Class A                   34,912     751,655
*   CPI Aerostructures, Inc.                                       6,347      55,854
    CRA International, Inc.                                       10,517     349,480
    Crane Co.                                                    100,271   7,223,523
    CSX Corp.                                                    641,088  29,740,072
#   Cubic Corp.                                                   39,530   1,879,651
    Cummins, Inc.                                                107,714  15,835,035
    Curtiss-Wright Corp.                                          83,544   8,192,325
#   Deere & Co.                                                  190,098  20,349,991
    Delta Air Lines, Inc.                                        631,180  29,816,943
#   Deluxe Corp.                                                  91,870   6,692,729
#*  DigitalGlobe, Inc.                                           127,510   3,576,655
    DMC Global, Inc.                                              16,062     256,189
#   Donaldson Co., Inc.                                          234,703   9,916,202

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Industrials -- (Continued)
#   Douglas Dynamics, Inc.                                          54,886 $ 1,855,147
    Dover Corp.                                                    207,413  16,126,361
*   Ducommun, Inc.                                                  12,172     360,656
    Dun & Bradstreet Corp. (The)                                    58,302   7,148,991
*   DXP Enterprises, Inc.                                           22,922     866,910
#*  Dycom Industries, Inc.                                          72,834   5,874,790
    Eastern Co. (The)                                                2,746      54,371
    Eaton Corp. P.L.C.                                             229,360  16,234,101
#*  Echo Global Logistics, Inc.                                     42,960   1,020,300
    Ecology and Environment, Inc. Class A                            1,746      18,071
    EMCOR Group, Inc.                                              112,419   7,834,480
    Emerson Electric Co.                                           380,161  22,300,244
    Encore Wire Corp.                                               33,626   1,420,698
#*  Energy Focus, Inc.                                               2,870      13,403
#*  Energy Recovery, Inc.                                           34,173     349,932
    EnerSys                                                         75,040   5,849,368
*   Engility Holdings, Inc.                                         24,794     727,208
    Ennis, Inc.                                                     38,863     656,785
    EnPro Industries, Inc.                                          26,577   1,804,844
#   EnviroStar, Inc.                                                   100       1,500
    Equifax, Inc.                                                   85,287  10,002,459
    ESCO Technologies, Inc.                                         39,311   2,287,900
    Espey Manufacturing & Electronics Corp.                          1,489      39,198
#   Essendant, Inc.                                                 56,645   1,183,314
#*  Esterline Technologies Corp.                                    50,162   4,296,375
#   Expeditors International of Washington, Inc.                   122,891   6,400,163
    Exponent, Inc.                                                  44,176   2,564,417
#   Fastenal Co.                                                   209,068  10,386,498
    Federal Signal Corp.                                           139,055   2,160,915
    FedEx Corp.                                                    175,533  33,195,046
#   Flowserve Corp.                                                124,729   6,131,678
#   Fluor Corp.                                                    195,035  10,824,442
    Fortive Corp.                                                  203,090  11,232,908
    Fortune Brands Home & Security, Inc.                           119,778   6,603,361
    Forward Air Corp.                                               49,940   2,406,609
*   Franklin Covey Co.                                              20,263     354,602
#   Franklin Electric Co., Inc.                                     72,217   2,913,956
    FreightCar America, Inc.                                        27,480     397,086
*   FTI Consulting, Inc.                                            96,600   4,070,724
*   Fuel Tech, Inc.                                                 19,248      24,637
    G&K Services, Inc. Class A                                      30,961   2,974,114
#   GATX Corp.                                                      48,439   2,800,743
*   Gencor Industries, Inc.                                          3,547      55,511
#*  Generac Holdings, Inc.                                         123,430   4,969,292
#   General Cable Corp.                                             96,012   1,949,044
    General Dynamics Corp.                                         136,062  24,638,107
    General Electric Co.                                         2,130,037  63,262,099
#*  Genesee & Wyoming, Inc. Class A                                102,767   7,744,521
*   Gibraltar Industries, Inc.                                      54,270   2,382,453
    Global Brass & Copper Holdings, Inc.                            37,957   1,258,275
#*  Global Power Equipment Group, Inc.                              12,367      62,948
#*  Golden Ocean Group, Ltd.                                        12,367      67,524
#*  Goldfield Corp. (The)                                           22,621     136,857

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
#   Gorman-Rupp Co. (The)                                         35,069 $ 1,138,340
*   GP Strategies Corp.                                           39,710   1,020,547
#   Graco, Inc.                                                  100,906   9,040,169
    Graham Corp.                                                   8,388     186,381
    Granite Construction, Inc.                                    70,123   3,936,004
*   Great Lakes Dredge & Dock Corp.                               85,344     443,789
#   Greenbrier Cos., Inc. (The)                                   31,578   1,381,537
#   Griffon Corp.                                                 60,722   1,545,375
    H&E Equipment Services, Inc.                                  80,033   2,069,653
    Hardinge, Inc.                                                10,375     109,975
    Harsco Corp.                                                 172,629   2,304,597
#*  Hawaiian Holdings, Inc.                                      124,352   6,335,734
*   HC2 Holdings, Inc.                                             7,362      48,957
*   HD Supply Holdings, Inc.                                     177,339   7,501,440
#   Healthcare Services Group, Inc.                               65,159   2,590,070
    Heartland Express, Inc.                                      160,542   3,307,165
#   HEICO Corp.                                                   41,111   3,163,491
    HEICO Corp. Class A                                           62,332   4,132,612
    Heidrick & Struggles International, Inc.                      32,954     736,522
*   Herc Holdings, Inc.                                           47,801   2,374,276
*   Heritage-Crystal Clean, Inc.                                   4,417      66,034
    Herman Miller, Inc.                                          115,119   3,591,713
*   Hertz Global Holdings, Inc.                                  139,440   2,924,057
#   Hexcel Corp.                                                 157,291   8,076,893
*   Hill International, Inc.                                      26,258     141,793
    Hillenbrand, Inc.                                            115,700   4,228,835
    HNI Corp.                                                     82,996   4,183,828
    Honeywell International, Inc.                                400,411  47,376,630
    Houston Wire & Cable Co.                                      17,436     128,155
*   Hub Group, Inc. Class A                                       62,990   2,793,606
    Hubbell, Inc.                                                 68,233   8,329,885
    Hudson Global, Inc.                                           23,996      30,955
*   Hudson Technologies, Inc.                                     31,956     232,001
    Huntington Ingalls Industries, Inc.                           76,969  14,928,907
    Hurco Cos., Inc.                                               9,009     275,675
*   Huron Consulting Group, Inc.                                  35,796   1,621,559
*   Huttig Building Products, Inc.                                 2,588      17,417
    Hyster-Yale Materials Handling, Inc.                          19,401   1,193,550
*   ICF International, Inc.                                       26,154   1,360,008
#   IDEX Corp.                                                    76,084   6,859,733
*   IES Holdings, Inc.                                             6,920     134,940
#   Illinois Tool Works, Inc.                                    208,463  26,516,494
    Ingersoll-Rand P.L.C.                                        280,097  22,225,697
*   InnerWorkings, Inc.                                          145,828   1,401,407
*   Innovative Solutions & Support, Inc.                          10,802      42,398
    Insperity, Inc.                                               49,494   3,538,821
    Insteel Industries, Inc.                                      44,239   1,638,613
    Interface, Inc.                                              118,852   2,163,106
*   Intersections, Inc.                                           13,979      55,077
#   ITT, Inc.                                                    167,364   6,840,167
*   Jacobs Engineering Group, Inc.                               133,166   7,796,869
#   JB Hunt Transport Services, Inc.                              97,378   9,648,212
*   JetBlue Airways Corp.                                        593,526  11,639,045

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
    John Bean Technologies Corp.                                  48,166 $ 4,159,134
    Johnson Controls International P.L.C.                        491,226  21,604,119
    Joy Global, Inc.                                              93,738   2,635,913
    Kadant, Inc.                                                   8,128     500,685
#   Kaman Corp.                                                   49,801   2,516,445
    Kansas City Southern                                         135,270  11,621,046
    KAR Auction Services, Inc.                                   221,042  10,068,463
#   KBR, Inc.                                                    237,738   4,043,923
    Kelly Services, Inc. Class A                                  58,221   1,303,568
    Kelly Services, Inc. Class B                                     319       7,497
#   Kennametal, Inc.                                             173,816   6,212,184
*   Key Technology, Inc.                                           3,418      46,143
#*  KEYW Holding Corp. (The)                                       3,401      34,044
    Kforce, Inc.                                                  62,753   1,443,319
    Kimball International, Inc. Class B                           88,997   1,488,920
#*  Kirby Corp.                                                   91,614   5,904,522
#*  KLX, Inc.                                                    117,770   5,769,552
#   Knight Transportation, Inc.                                  162,439   5,425,463
    Knoll, Inc.                                                   90,997   2,375,932
#   Korn/Ferry International                                      76,506   2,222,499
#*  Kratos Defense & Security Solutions, Inc.                     99,878     822,995
    L3 Technologies, Inc.                                         67,019  10,635,245
    Landstar System, Inc.                                         79,492   6,725,023
*   Lawson Products, Inc.                                          8,619     222,801
*   Layne Christensen Co.                                         20,348     212,230
    LB Foster Co. Class A                                         13,814     207,210
#   Lennox International, Inc.                                    51,738   8,113,036
#   Lincoln Electric Holdings, Inc.                              122,718  10,231,000
#   Lindsay Corp.                                                 10,381     782,105
*   LMI Aerospace, Inc.                                           10,960      97,215
    Lockheed Martin Corp.                                        174,000  43,731,420
    LS Starrett Co. (The) Class A                                  4,692      51,612
    LSC Communications, Inc.                                      52,522   1,377,127
    LSI Industries, Inc.                                          42,399     403,638
*   Lydall, Inc.                                                  28,128   1,715,808
    Macquarie Infrastructure Corp.                                82,982   6,222,820
*   Manitex International, Inc.                                    2,000      17,320
#*  Manitowoc Co., Inc. (The)                                    239,295   1,634,385
#*  Manitowoc Foodservice, Inc.                                  263,570   5,055,273
    ManpowerGroup, Inc.                                           91,551   8,739,458
    Marten Transport, Ltd.                                        46,344   1,058,960
    Masco Corp.                                                  224,348   7,392,267
*   Masonite International Corp.                                   7,109     473,459
*   MasTec, Inc.                                                 140,050   5,216,862
*   Mastech Digital, Inc.                                          1,412       9,489
#   Matson, Inc.                                                  94,649   3,375,183
    Matthews International Corp. Class A                          47,310   3,191,059
    McGrath RentCorp                                              34,808   1,332,450
*   Mercury Systems, Inc.                                         52,655   1,775,527
*   Meritor, Inc.                                                157,120   2,267,242
*   MFRI, Inc.                                                     3,034      26,548
#*  Middleby Corp. (The)                                          52,258   7,011,978
    Miller Industries, Inc.                                       11,101     294,177

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
*   Mistras Group, Inc.                                           34,017 $   785,112
    Mobile Mini, Inc.                                             80,300   2,613,765
*   Moog, Inc. Class A                                            57,180   3,766,447
*   Moog, Inc. Class B                                             3,215     209,457
#*  MRC Global, Inc.                                             206,462   4,242,794
#   MSA Safety, Inc.                                              57,304   4,088,640
    MSC Industrial Direct Co., Inc. Class A                       82,140   8,390,601
    Mueller Industries, Inc.                                      88,916   3,579,758
    Mueller Water Products, Inc. Class A                         338,335   4,553,989
#   Multi-Color Corp.                                             25,513   1,969,604
*   MYR Group, Inc.                                               41,710   1,604,584
    National Presto Industries, Inc.                               6,067     645,529
*   Navigant Consulting, Inc.                                     82,825   2,045,777
*   Navistar International Corp.                                  18,376     501,114
*   NCI Building Systems, Inc.                                    75,770   1,212,320
    Nielsen Holdings P.L.C.                                      217,622   8,902,916
*   NL Industries, Inc.                                           32,061     192,366
    NN, Inc.                                                      46,841     906,373
#   Nordson Corp.                                                 97,337  11,050,670
    Norfolk Southern Corp.                                       176,435  20,724,055
    Northrop Grumman Corp.                                       114,128  26,144,442
*   Northwest Pipe Co.                                             9,070     173,691
#*  NOW, Inc.                                                    151,128   3,212,981
#*  NV5 Global, Inc.                                               5,861     238,836
#*  Old Dominion Freight Line, Inc.                              137,414  12,130,908
#   Omega Flex, Inc.                                               3,648     173,025
*   On Assignment, Inc.                                           98,078   4,440,972
#   Orbital ATK, Inc.                                             98,499   8,564,488
#*  Orion Energy Systems, Inc.                                    19,776      40,936
*   Orion Group Holdings, Inc.                                    13,198     138,579
    Oshkosh Corp.                                                126,992   8,842,453
    Owens Corning                                                163,946   9,058,016
    PACCAR, Inc.                                                 289,568  19,490,822
*   PAM Transportation Services, Inc.                              2,984      69,557
    Park-Ohio Holdings Corp.                                      17,276     774,829
    Parker-Hannifin Corp.                                        123,895  18,228,671
#*  Patrick Industries, Inc.                                      39,249   3,208,606
*   Patriot Transportation Holding, Inc.                           1,454      37,789
*   Pendrell Corp.                                                10,317      67,886
#   Pentair P.L.C.                                               186,572  10,938,716
*   Performant Financial Corp.                                    57,241     119,061
*   PGT Innovations, Inc.                                        108,642   1,249,383
#   Pitney Bowes, Inc.                                           235,009   3,741,343
#*  Plug Power, Inc.                                                 784         831
*   Ply Gem Holdings, Inc.                                        57,977     936,329
    Powell Industries, Inc.                                       12,017     462,414
#*  Power Solutions International, Inc.                            4,237      31,354
    Preformed Line Products Co.                                    4,237     231,340
#   Primoris Services Corp.                                       79,475   1,972,569
#*  Proto Labs, Inc.                                              20,558   1,079,295
    Quad/Graphics, Inc.                                           50,463   1,321,626
    Quanex Building Products Corp.                                70,553   1,393,422
*   Quanta Services, Inc.                                        207,893   7,461,280

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
*   Radiant Logistics, Inc.                                        9,621 $    35,309
#   Raven Industries, Inc.                                        54,019   1,353,176
    Raytheon Co.                                                 132,164  19,052,762
#*  RBC Bearings, Inc.                                            34,891   3,231,953
    RCM Technologies, Inc.                                         7,192      43,224
    Regal Beloit Corp.                                            67,944   4,932,734
    Republic Services, Inc.                                      409,067  23,472,264
    Resources Connection, Inc.                                    63,541   1,061,135
#*  Rexnord Corp.                                                191,014   4,219,499
*   Roadrunner Transportation Systems, Inc.                       46,553     368,700
    Robert Half International, Inc.                              138,056   6,496,915
    Rockwell Automation, Inc.                                    111,304  16,471,879
#   Rockwell Collins, Inc.                                       103,805   9,421,342
#   Rollins, Inc.                                                170,172   6,000,265
#   Roper Technologies, Inc.                                      53,646  10,291,985
*   RPX Corp.                                                     80,621     875,544
#   RR Donnelley & Sons Co.                                      140,059   2,402,012
*   Rush Enterprises, Inc. Class A                                43,655   1,429,701
*   Rush Enterprises, Inc. Class B                                 2,881      88,591
    Ryder System, Inc.                                           126,807   9,840,223
#*  Saia, Inc.                                                    50,507   2,426,861
#*  Sensata Technologies Holding NV                              183,352   7,691,616
    Servotronics, Inc.                                               389       3,927
*   SIFCO Industries, Inc.                                         3,251      27,471
    Simpson Manufacturing Co., Inc.                               73,120   3,182,182
#   SkyWest, Inc.                                                 79,240   2,805,096
    Snap-on, Inc.                                                 41,444   7,523,329
    Southwest Airlines Co.                                       529,313  27,688,363
*   SP Plus Corp.                                                 13,087     362,510
*   Sparton Corp.                                                  7,073     153,343
    Spirit Aerosystems Holdings, Inc. Class A                    197,175  11,840,359
#*  Spirit Airlines, Inc.                                        144,097   7,787,002
*   SPX Corp.                                                     50,581   1,261,996
#*  SPX FLOW, Inc.                                                61,907   2,159,935
    Standex International Corp.                                   20,853   1,818,382
    Stanley Black & Decker, Inc.                                 182,227  22,596,148
    Steelcase, Inc. Class A                                      156,624   2,631,283
#*  Stericycle, Inc.                                              50,134   3,867,337
*   Sterling Construction Co., Inc.                               11,349     103,957
    Sun Hydraulics Corp.                                          34,687   1,359,037
#   Supreme Industries, Inc. Class A                              26,083     478,884
#*  Swift Transportation Co.                                     195,336   4,459,521
#*  TASER International, Inc.                                     70,425   1,759,216
#*  Team, Inc.                                                    45,855   1,540,728
*   Teledyne Technologies, Inc.                                   60,940   7,487,698
    Tennant Co.                                                   24,450   1,693,162
    Terex Corp.                                                  152,174   4,839,133
    Tetra Tech, Inc.                                              96,474   4,215,914
    Textainer Group Holdings, Ltd.                                50,784     731,290
    Textron, Inc.                                                357,155  16,918,432
#*  Thermon Group Holdings, Inc.                                  32,185     668,161
    Timken Co. (The)                                             111,528   4,951,843
    Titan International, Inc.                                     66,557     884,543

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U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
*   Titan Machinery, Inc.                                         18,690 $   258,109
    Toro Co. (The)                                               134,378   7,918,896
#   TransDigm Group, Inc.                                         33,591   7,269,092
*   TransUnion                                                    83,266   2,625,377
*   TRC Cos., Inc.                                                23,805     221,387
*   Trex Co., Inc.                                                44,928   3,042,973
*   TriMas Corp.                                                  50,036   1,065,767
*   TriNet Group, Inc.                                            64,978   1,652,391
    Trinity Industries, Inc.                                     317,966   8,756,784
#   Triton International, Ltd.                                    52,537   1,278,751
#   Triumph Group, Inc.                                          104,584   2,797,622
*   TrueBlue, Inc.                                                68,377   1,692,331
*   Tutor Perini Corp.                                            84,422   2,515,776
*   Twin Disc, Inc.                                                9,800     163,072
*   Ultralife Corp.                                               11,666      64,163
    UniFirst Corp.                                                24,356   3,115,132
    Union Pacific Corp.                                          498,031  53,080,144
*   United Continental Holdings, Inc.                            374,219  26,371,213
    United Parcel Service, Inc. Class B                          460,746  50,281,211
#*  United Rentals, Inc.                                         173,630  21,965,931
    United Technologies Corp.                                    496,912  54,496,339
*   Univar, Inc.                                                 127,043   3,788,422
    Universal Forest Products, Inc.                               38,225   3,887,865
    Universal Logistics Holdings, Inc.                            12,449     179,888
#   US Ecology, Inc.                                              35,599   1,824,449
*   USA Truck, Inc.                                               11,153      94,243
#*  USG Corp.                                                    270,442   8,272,821
    Valmont Industries, Inc.                                      34,048   4,902,912
*   Vectrus, Inc.                                                 10,596     238,834
*   Verisk Analytics, Inc.                                       145,348  12,011,559
*   Veritiv Corp.                                                  3,055     171,233
*   Versar, Inc.                                                   4,038       5,088
    Viad Corp.                                                    36,118   1,583,774
*   Vicor Corp.                                                   15,288     233,906
*   Virco Manufacturing Corp.                                      6,445      28,358
*   Volt Information Sciences, Inc.                               11,950      98,588
    VSE Corp.                                                     11,070     412,690
#   Wabash National Corp.                                        141,838   2,503,441
*   WABCO Holdings, Inc.                                          57,049   6,220,052
#   Wabtec Corp.                                                  87,257   7,559,946
    Waste Management, Inc.                                       293,202  20,377,539
    Watsco, Inc.                                                  56,971   8,701,751
    Watsco, Inc. Class B                                           2,268     346,528
    Watts Water Technologies, Inc. Class A                        32,305   2,132,130
#   Werner Enterprises, Inc.                                     162,404   4,563,552
#*  Wesco Aircraft Holdings, Inc.                                125,124   1,895,629
#*  WESCO International, Inc.                                     82,091   5,803,834
    West Corp.                                                   122,526   2,973,706
*   Willdan Group, Inc.                                            8,909     238,850
*   Willis Lease Finance Corp.                                     4,420     112,622
    Woodward, Inc.                                               103,223   7,188,450
#   WW Grainger, Inc.                                             63,081  15,932,368
*   Xerium Technologies, Inc.                                      1,300       6,721

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CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Industrials -- (Continued)
#*  XPO Logistics, Inc.                                  213,523 $    9,553,019
#   Xylem, Inc.                                          209,563     10,333,552
#*  YRC Worldwide, Inc.                                   49,729        742,454
                                                                 --------------
Total Industrials                                                 2,321,896,966
                                                                 --------------
Information Technology -- (17.8%)
#*  3D Systems Corp.                                      50,584        834,130
    Accenture P.L.C. Class A                             412,677     46,991,530
#*  ACI Worldwide, Inc.                                  192,713      3,738,632
    Activision Blizzard, Inc.                            268,304     10,788,504
*   Actua Corp.                                           91,383      1,306,777
*   Acxiom Corp.                                         104,819      2,735,776
*   ADDvantage Technologies Group, Inc.                    3,642          6,483
*   Adobe Systems, Inc.                                  198,912     22,552,643
    ADTRAN, Inc.                                          72,114      1,579,297
*   Advanced Energy Industries, Inc.                      77,125      4,538,035
#*  Advanced Micro Devices, Inc.                       1,110,469     11,515,564
*   Agilysys, Inc.                                        32,960        320,701
*   Akamai Technologies, Inc.                            216,969     14,881,904
#   Alliance Data Systems Corp.                           55,858     12,756,850
*   Alpha & Omega Semiconductor, Ltd.                     40,112        816,279
*   Alphabet, Inc. Class A                               106,227     87,126,323
*   Alphabet, Inc. Class C                               111,349     88,721,770
#*  Ambarella, Inc.                                        3,082        152,898
    Amdocs, Ltd.                                         140,069      8,223,451
    American Software, Inc. Class A                       19,865        208,384
*   Amkor Technology, Inc.                               346,957      3,264,865
    Amphenol Corp. Class A                               204,490     13,801,030
*   Amtech Systems, Inc.                                   9,582         51,743
    Analog Devices, Inc.                                 150,049     11,244,672
*   Angie's List, Inc.                                    20,945        131,325
*   Anixter International, Inc.                           52,321      4,473,445
#*  ANSYS, Inc.                                           60,734      5,664,053
    Apple, Inc.                                        3,653,722    443,379,165
    Applied Materials, Inc.                              480,160     16,445,480
*   Applied Optoelectronics, Inc.                          2,118         65,150
#*  Arista Networks, Inc.                                 63,586      5,977,084
*   ARRIS International P.L.C.                           262,646      7,506,423
*   Arrow Electronics, Inc.                              137,388     10,100,766
#*  Aspen Technology, Inc.                               119,617      6,352,859
    AstroNova, Inc.                                        4,620         64,449
*   Autobytel, Inc.                                          267          3,671
#*  Autodesk, Inc.                                        70,540      5,737,724
    Automatic Data Processing, Inc.                      292,004     29,489,484
*   Aviat Networks, Inc.                                   3,930         50,186
#*  Avid Technology, Inc.                                 72,700        388,945
    Avnet, Inc.                                          163,190      7,578,544
    AVX Corp.                                            115,709      1,874,486
*   Aware, Inc.                                           12,087         74,939
*   Axcelis Technologies, Inc.                            53,851        818,535
*   AXT, Inc.                                             60,417        347,398
    Badger Meter, Inc.                                    44,636      1,720,718
*   Bankrate, Inc.                                        95,086      1,036,437

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CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Information Technology -- (Continued)
*   Barracuda Networks, Inc.                                        74,900 $ 1,759,401
*   Bazaarvoice, Inc.                                                6,974      32,778
    Bel Fuse, Inc. Class A                                           1,700      43,027
    Bel Fuse, Inc. Class B                                           9,848     313,166
    Belden, Inc.                                                    77,291   5,910,443
*   Benchmark Electronics, Inc.                                     43,736   1,338,322
    Black Box Corp.                                                 36,076     481,615
#*  Black Knight Financial Services, Inc. Class A                   16,584     604,487
#   Blackbaud, Inc.                                                 55,791   3,660,448
*   Blackhawk Network Holdings, Inc.                                84,292   3,009,224
*   Blucora, Inc.                                                   54,213     818,616
    Booz Allen Hamilton Holding Corp.                              207,818   7,028,405
*   Bottomline Technologies de, Inc.                                23,728     610,284
    Broadcom, Ltd.                                                 140,915  28,112,542
    Broadridge Financial Solutions, Inc.                           158,683  10,557,180
*   BroadVision, Inc.                                                3,362      15,970
    Brocade Communications Systems, Inc.                           690,931   8,615,910
    Brooks Automation, Inc.                                        124,193   2,163,442
*   BSQUARE Corp.                                                   18,279     107,846
    CA, Inc.                                                       555,247  17,362,574
    Cabot Microelectronics Corp.                                    35,161   2,373,719
*   CACI International, Inc. Class A                                44,219   5,430,093
*   Cadence Design Systems, Inc.                                   259,421   6,752,729
#*  CalAmp Corp.                                                    57,394     862,058
*   Calix, Inc.                                                    102,448     737,626
*   Carbonite, Inc.                                                 19,190     331,027
*   Cardtronics P.L.C. Class A                                     111,473   6,084,196
    Cass Information Systems, Inc.                                  12,548     825,282
#*  Cavium, Inc.                                                    48,147   3,187,813
    CDK Global, Inc.                                               129,754   8,116,113
    CDW Corp.                                                      227,928  11,740,571
*   Ceva, Inc.                                                      27,322     965,833
*   Ciber, Inc.                                                    154,966      66,806
#*  Ciena Corp.                                                    216,257   5,263,695
#*  Cimpress NV                                                     42,330   3,572,229
*   Cirrus Logic, Inc.                                             111,519   6,726,826
    Cisco Systems, Inc.                                          2,934,673  90,153,155
*   Citrix Systems, Inc.                                           102,955   9,388,466
*   Clearfield, Inc.                                                 8,284     142,485
#   Cognex Corp.                                                    92,335   6,238,153
*   Cognizant Technology Solutions Corp. Class A                   263,861  13,876,450
*   Coherent, Inc.                                                  41,073   6,478,444
    Cohu, Inc.                                                      37,938     500,782
*   CommerceHub, Inc. Series A                                      12,974     190,588
*   CommerceHub, Inc. Series C                                      25,949     378,336
*   CommScope Holding Co., Inc.                                    240,153   9,082,586
    Communications Systems, Inc.                                     7,990      40,509
#   Computer Sciences Corp.                                        207,052  12,878,634
    Computer Task Group, Inc.                                       12,978      59,180
    Comtech Telecommunications Corp.                                26,621     285,643
    Concurrent Computer Corp.                                        5,951      30,826
*   Conduent, Inc.                                                 161,435   2,415,068
    Convergys Corp.                                                125,243   3,108,531

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CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
Information Technology -- (Continued)
*   CoreLogic, Inc.                                                137,072 $  4,834,529
    Corning, Inc.                                                  507,763   13,450,642
#*  CoStar Group, Inc.                                              14,448    2,919,941
*   Covisint Corp.                                                  25,089       48,924
#*  Cray, Inc.                                                      45,110      773,636
*   Cree, Inc.                                                     130,697    3,604,623
#   CSG Systems International, Inc.                                 69,084    3,343,666
    CSP, Inc.                                                          709        7,211
    CSRA, Inc.                                                     228,401    7,084,999
    CTS Corp.                                                       34,925      750,887
*   CyberOptics Corp.                                                5,499      197,964
#   Cypress Semiconductor Corp.                                    557,235    6,575,373
    Daktronics, Inc.                                                74,040      752,246
*   Dell Technologies, Inc. Class V                                106,429    6,703,963
*   DHI Group, Inc.                                                120,463      686,639
#   Diebold Nixdorf, Inc.                                          122,675    3,336,760
*   Digi International, Inc.                                        24,983      326,028
*   Diodes, Inc.                                                    64,323    1,600,999
    Dolby Laboratories, Inc. Class A                                90,973    4,358,516
*   DSP Group, Inc.                                                 19,935      216,295
    DST Systems, Inc.                                               62,706    7,220,596
    EarthLink Holdings Corp.                                       197,355    1,265,046
*   eBay, Inc.                                                     592,093   18,846,320
#   Ebix, Inc.                                                      29,226    1,622,043
#*  EchoStar Corp. Class A                                          76,746    3,908,674
*   Edgewater Technology, Inc.                                       5,900       41,300
*   Electro Scientific Industries, Inc.                             28,051      184,295
*   Electronic Arts, Inc.                                          180,505   15,059,532
#*  Electronics for Imaging, Inc.                                   62,693    2,817,423
#*  Ellie Mae, Inc.                                                 21,325    1,764,430
*   eMagin Corp.                                                     9,611       21,625
    Emcore Corp.                                                    38,852      349,668
#*  EnerNOC, Inc.                                                   46,525      265,192
*   Entegris, Inc.                                                 225,948    4,236,525
#*  Envestnet, Inc.                                                 19,414      733,849
#*  EPAM Systems, Inc.                                              55,009    3,540,379
*   ePlus, Inc.                                                      9,263    1,037,919
*   Euronet Worldwide, Inc.                                         76,115    5,443,745
*   Everi Holdings, Inc.                                           114,549      337,920
#*  Exar Corp.                                                      92,308      946,157
*   ExlService Holdings, Inc.                                       40,660    1,868,327
*   Extreme Networks, Inc.                                         107,859      596,460
*   F5 Networks, Inc.                                               52,639    7,055,205
*   Fabrinet                                                        63,396    2,670,873
*   Facebook, Inc. Class A                                       1,042,822  135,900,563
#   Fair Isaac Corp.                                                50,896    6,275,477
#*  FalconStor Software, Inc.                                       21,742       13,480
*   FARO Technologies, Inc.                                         19,158      710,762
    Fidelity National Information Services, Inc.                   190,555   15,133,878
*   Finisar Corp.                                                  206,293    6,100,084
#*  FireEye, Inc.                                                   93,040    1,260,692
#*  First Data Corp. Class A                                       201,822    3,095,949
#*  First Solar, Inc.                                              138,226    4,311,269

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
                                                                  SHARES      VALUE+
                                                                 --------- ------------
Information Technology -- (Continued)
*   Fiserv, Inc.                                                   159,078 $ 17,089,750
#*  Fitbit, Inc. Class A                                           129,751      779,804
*   FleetCor Technologies, Inc.                                     79,788   11,767,932
*   Flex, Ltd.                                                     934,008   14,635,905
    FLIR Systems, Inc.                                             218,239    7,710,384
*   FormFactor, Inc.                                                98,858    1,230,782
    Forrester Research, Inc.                                        23,277      949,702
#*  Fortinet, Inc.                                                  82,716    2,751,134
*   Frequency Electronics, Inc.                                      5,169       57,273
*   Gartner, Inc.                                                   58,481    5,810,672
*   Genpact, Ltd.                                                  267,961    6,613,277
*   GigPeak, Inc.                                                    1,174        3,029
    Global Payments, Inc.                                          211,489   16,343,870
    GlobalSCAPE, Inc.                                                7,843       30,588
#*  Globant SA                                                      12,124      401,911
#*  Glu Mobile, Inc.                                                17,431       40,091
#*  GoDaddy, Inc. Class A                                           54,746    1,956,075
#*  Great Elm Capital Group, Inc.                                    3,989       13,363
#*  GrubHub, Inc.                                                   68,176    2,832,713
*   GSE Systems, Inc.                                               10,738       33,288
*   GSI Technology, Inc.                                            16,182       98,872
#*  GTT Communications, Inc.                                        97,319    2,749,262
#*  Guidewire Software, Inc.                                        48,049    2,514,404
    Hackett Group, Inc. (The)                                       69,923    1,136,249
#*  Harmonic, Inc.                                                 180,140      954,742
    Harris Corp.                                                   108,123   11,105,313
    Hewlett Packard Enterprise Co.                               1,235,097   28,012,000
    HP, Inc.                                                     1,061,481   15,975,289
*   IAC/InterActiveCorp                                            100,096    6,887,606
*   ID Systems, Inc.                                                 7,118       45,982
#*  Identiv, Inc.                                                    2,956       10,257
*   IEC Electronics Corp.                                            5,002       18,107
*   II-VI, Inc.                                                     94,978    3,466,697
#*  Immersion Corp.                                                  9,931      102,190
#*  Infinera Corp.                                                  91,317      822,766
*   Innodata, Inc.                                                  13,032       29,974
#*  Inphi Corp.                                                      6,295      288,437
#*  Inseego Corp.                                                   23,600       72,924
*   Insight Enterprises, Inc.                                       58,204    2,161,115
*   Integrated Device Technology, Inc.                             185,692    4,677,581
    Intel Corp.                                                  3,555,626  130,918,149
    InterDigital, Inc.                                              67,159    6,272,651
#*  Internap Corp.                                                  96,861      159,821
#   International Business Machines Corp.                          598,712  104,487,218
    Intersil Corp. Class A                                         162,972    3,655,462
*   inTEST Corp.                                                     1,100        5,170
*   Intevac, Inc.                                                   16,827      158,174
*   IntriCon Corp.                                                   2,604       18,228
    Intuit, Inc.                                                   157,813   18,713,466
*   Inuvo, Inc.                                                        773        1,198
#*  InvenSense, Inc.                                                 7,074       89,557
#*  IPG Photonics Corp.                                             77,366    8,896,316
*   Iteris, Inc.                                                     3,700       17,871

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CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
Information Technology -- (Continued)
*   Itron, Inc.                                                     55,666 $  3,434,592
*   Ixia                                                           110,818    2,155,410
    IXYS Corp.                                                      48,620      588,302
#   j2 Global, Inc.                                                 87,505    7,333,794
    Jabil Circuit, Inc.                                            414,762    9,945,993
    Jack Henry & Associates, Inc.                                   98,125    8,809,662
    Juniper Networks, Inc.                                         372,708    9,981,120
#*  Kemet Corp.                                                     53,502      371,304
*   Key Tronic Corp.                                                 8,234       65,296
*   Keysight Technologies, Inc.                                    252,629    9,364,957
*   Kimball Electronics, Inc.                                       23,751      406,142
    KLA-Tencor Corp.                                               150,299   12,791,948
*   Knowles Corp.                                                   80,435    1,449,439
#*  Kopin Corp.                                                     52,846      168,579
*   Kulicke & Soffa Industries, Inc.                               139,794    2,457,579
#*  KVH Industries, Inc.                                            14,698      152,859
#   Lam Research Corp.                                             159,996   18,377,141
*   Lattice Semiconductor Corp.                                    158,683    1,140,931
*   Leaf Group, Ltd.                                                41,223      286,500
#   Leidos Holdings, Inc.                                          224,690   10,857,021
*   LGL Group, Inc. (The)                                              964        4,560
*   Limelight Networks, Inc.                                       102,679      224,867
    Linear Technology Corp.                                        165,351   10,438,609
*   Lionbridge Technologies, Inc.                                   82,872      474,028
*   Liquidity Services, Inc.                                        16,992      165,672
#   Littelfuse, Inc.                                                27,232    4,294,759
#   LogMeIn, Inc.                                                   16,048    1,734,789
#*  Lumentum Holdings, Inc.                                         73,702    2,796,991
#*  MACOM Technology Solutions Holdings, Inc.                       60,692    2,885,905
#*  MagnaChip Semiconductor Corp.                                   63,388      545,137
#*  Manhattan Associates, Inc.                                      90,379    4,632,828
    ManTech International Corp. Class A                             50,784    1,977,529
*   Marchex, Inc. Class B                                           18,835       51,043
    Marvell Technology Group, Ltd.                                 431,395    6,414,844
    Mastercard, Inc. Class A                                       637,972   67,835,563
#*  Match Group, Inc.                                               44,824      778,593
    Maxim Integrated Products, Inc.                                181,167    8,058,308
#   MAXIMUS, Inc.                                                  119,467    6,587,410
*   MaxLinear, Inc. Class A                                         63,095    1,613,970
*   Maxwell Technologies, Inc.                                      30,742      146,332
#*  MeetMe, Inc.                                                    47,746      234,910
    Mentor Graphics Corp.                                          177,377    6,546,985
#   Mesa Laboratories, Inc.                                          3,056      364,092
    Methode Electronics, Inc.                                       63,643    2,676,188
#   Microchip Technology, Inc.                                     166,167   11,191,347
*   Micron Technology, Inc.                                      1,291,849   31,146,479
*   Microsemi Corp.                                                164,387    8,737,169
    Microsoft Corp.                                              4,321,178  279,364,158
*   MicroStrategy, Inc. Class A                                     16,446    3,310,580
    MKS Instruments, Inc.                                           86,045    5,670,365
    MOCON, Inc.                                                      3,434       68,680
#*  ModusLink Global Solutions, Inc.                                50,605       88,559
*   MoneyGram International, Inc.                                   47,724      606,095

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CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Information Technology -- (Continued)
#   Monolithic Power Systems, Inc.                                  27,993 $ 2,442,109
    Monotype Imaging Holdings, Inc.                                 42,607     933,093
    Motorola Solutions, Inc.                                       103,158   8,325,882
#   MTS Systems Corp.                                               22,550   1,310,155
*   Nanometrics, Inc.                                               32,745     841,874
*   Napco Security Technologies, Inc.                                8,159      78,326
#   National Instruments Corp.                                     141,941   4,459,786
    NCI, Inc. Class A                                                5,908      75,032
*   NCR Corp.                                                      271,938  11,698,773
#*  NeoPhotonics Corp.                                              73,915     809,369
    NetApp, Inc.                                                   297,563  11,402,614
#*  NETGEAR, Inc.                                                   56,032   3,188,221
#*  Netscout Systems, Inc.                                          94,928   3,161,102
*   NeuStar, Inc. Class A                                           51,089   1,696,155
    NIC, Inc.                                                       76,160   1,835,456
*   Novanta, Inc.                                                   40,152     897,397
*   Nuance Communications, Inc.                                    400,464   6,351,359
#*  Numerex Corp. Class A                                            7,300      42,924
    NVE Corp.                                                          760      58,968
#   NVIDIA Corp.                                                   374,667  40,906,143
#*  Oclaro, Inc.                                                   209,772   2,057,863
*   ON Semiconductor Corp.                                         832,778  11,092,603
#*  Onvia, Inc.                                                        442       2,011
*   Optical Cable Corp.                                              3,696      12,012
    Oracle Corp.                                                 1,433,762  57,508,194
#*  OSI Systems, Inc.                                               29,586   2,209,187
#*  Palo Alto Networks, Inc.                                        28,589   4,218,593
*   PAR Technology Corp.                                             8,654      56,338
    Park Electrochemical Corp.                                      23,214     425,513
#   Paychex, Inc.                                                  261,314  15,754,621
#*  Paycom Software, Inc.                                           67,990   3,143,858
*   PayPal Holdings, Inc.                                          380,117  15,121,054
    PC Connection, Inc.                                             28,787     785,309
    PC-Tel, Inc.                                                    13,527      78,592
#*  PCM, Inc.                                                       11,630     261,093
*   PDF Solutions, Inc.                                             35,964     809,550
#   Pegasystems, Inc.                                               97,633   3,788,160
*   Perceptron, Inc.                                                 7,250      47,488
*   Perficient, Inc.                                                52,101     923,751
*   PFSweb, Inc.                                                    23,457     176,162
*   Photronics, Inc.                                                94,555   1,087,382
    Plantronics, Inc.                                               56,298   3,185,341
*   Plexus Corp.                                                    51,592   2,801,446
    Power Integrations, Inc.                                        29,583   2,100,393
*   PRGX Global, Inc.                                               24,971     142,335
    Progress Software Corp.                                         71,974   2,016,711
*   PTC, Inc.                                                       87,405   4,594,881
    QAD, Inc. Class A                                               14,038     405,698
    QAD, Inc. Class B                                                1,959      48,975
#*  Qorvo, Inc.                                                     91,773   5,892,744
    QUALCOMM, Inc.                                                 934,597  49,935,518
*   Qualys, Inc.                                                    42,301   1,518,606
*   QuinStreet, Inc.                                                33,721     118,023

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U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
*   Qumu Corp.                                                     6,460 $    14,987
*   Radisys Corp.                                                 20,449      90,180
*   Rambus, Inc.                                                 163,113   2,117,207
#*  RealNetworks, Inc.                                           129,142     690,910
*   RealPage, Inc.                                                45,467   1,391,290
*   Red Hat, Inc.                                                 96,940   7,355,807
    Reis, Inc.                                                     6,081     121,620
    RELM Wireless Corp.                                            1,238       6,128
*   RetailMeNot, Inc.                                              8,304      75,151
#   RF Industries, Ltd.                                            4,931       7,890
    Richardson Electronics, Ltd.                                   9,355      56,504
*   Rightside Group, Ltd.                                          8,535      72,035
*   Rogers Corp.                                                  27,210   2,175,439
*   Rosetta Stone, Inc.                                           20,764     182,723
*   Rubicon Project, Inc. (The)                                   15,761     133,496
*   Rudolph Technologies, Inc.                                    67,409   1,547,037
#   Sabre Corp.                                                  200,282   4,906,909
*   salesforce.com, Inc.                                         128,994  10,203,425
*   Sanmina Corp.                                                140,657   5,478,590
*   ScanSource, Inc.                                              42,666   1,687,440
#   Science Applications International Corp.                      88,695   7,221,547
*   Seachange International, Inc.                                 67,724     163,892
#   Seagate Technology P.L.C.                                    284,827  12,859,939
*   Semtech Corp.                                                 84,669   2,789,844
#*  ServiceNow, Inc.                                              49,137   4,452,795
#*  ServiceSource International, Inc.                             21,415     113,499
*   Sevcon, Inc.                                                     613       5,523
*   ShoreTel, Inc.                                                86,204     599,118
*   Shutterstock, Inc.                                            36,899   1,985,166
#*  Sigma Designs, Inc.                                           46,102     281,222
*   Silicon Laboratories, Inc.                                    52,367   3,414,328
#*  Silver Spring Networks, Inc.                                  42,910     548,390
#   Skyworks Solutions, Inc.                                     202,077  18,538,544
*   SMTC Corp.                                                    10,077      13,302
*   SolarEdge Technologies, Inc.                                   5,408      70,034
*   Sonus Networks, Inc.                                          99,216     632,998
#*  Splunk, Inc.                                                  34,943   2,021,802
#   SS&C Technologies Holdings, Inc.                             202,360   6,501,827
#*  Stamps.com, Inc.                                              17,778   2,160,916
*   StarTek, Inc.                                                  8,170      70,752
*   Stratasys, Ltd.                                               57,777   1,139,362
#*  SunPower Corp.                                               157,758   1,047,513
#*  Super Micro Computer, Inc.                                    75,755   2,003,720
*   Sykes Enterprises, Inc.                                       72,109   2,014,004
    Symantec Corp.                                               552,481  15,220,852
#*  Synaptics, Inc.                                               61,193   3,450,061
#*  Synchronoss Technologies, Inc.                                69,499   2,677,101
    SYNNEX Corp.                                                  76,698   9,217,566
*   Synopsys, Inc.                                               146,942   9,241,182
#   Syntel, Inc.                                                 102,098   2,150,184
    Systemax, Inc.                                                27,440     232,691
#*  Tableau Software, Inc. Class A                                38,823   1,857,292
#*  Take-Two Interactive Software, Inc.                          155,298   8,331,738

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CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Information Technology -- (Continued)
#*  Tangoe, Inc.                                                     6,869 $    50,006
    TE Connectivity, Ltd.                                          220,498  16,394,026
*   Tech Data Corp.                                                 64,952   5,557,293
*   TechTarget, Inc.                                                   800       7,048
*   Telenav, Inc.                                                   57,056     507,798
#   TeleTech Holdings, Inc.                                         64,633   1,913,137
#*  Teradata Corp.                                                 236,739   6,950,657
    Teradyne, Inc.                                                 318,036   9,025,862
    Tessco Technologies, Inc.                                        6,747      95,807
    Tessera Holding Corp.                                           86,195   3,896,014
    Texas Instruments, Inc.                                        556,753  42,057,122
*   TiVo Corp.                                                     223,612   4,226,267
    Total System Services, Inc.                                    176,094   8,924,444
    TransAct Technologies, Inc.                                      5,192      35,825
    Travelport Worldwide, Ltd.                                     186,901   2,683,898
*   Travelzoo, Inc.                                                  2,163      19,791
#*  Trimble, Inc.                                                  247,862   7,341,672
*   Trio-Tech International                                          1,525       5,033
*   TSR, Inc.                                                          210       1,176
*   TTM Technologies, Inc.                                         167,478   2,483,699
#*  Twitter, Inc.                                                  397,229   6,999,175
#*  Tyler Technologies, Inc.                                        25,825   3,770,966
#*  Ubiquiti Networks, Inc.                                        104,734   6,535,402
#*  Ultimate Software Group, Inc. (The)                             21,658   4,194,288
*   Ultra Clean Holdings, Inc.                                      32,959     412,976
*   Ultratech, Inc.                                                 54,860   1,421,971
#*  Unisys Corp.                                                    67,045     861,528
#*  Universal Display Corp.                                         48,469   3,198,954
*   Universal Security Instruments, Inc.                             1,135       4,143
*   USA Technologies, Inc.                                          15,296      64,243
*   Vantiv, Inc. Class A                                           159,537   9,929,583
*   VASCO Data Security International, Inc.                         19,868     301,994
*   Veeco Instruments, Inc.                                         75,457   1,943,018
#*  VeriFone Systems, Inc.                                         179,236   3,256,718
*   Verint Systems, Inc.                                            79,851   2,982,435
#*  VeriSign, Inc.                                                  58,937   4,727,337
#*  Versum Materials, Inc.                                          50,899   1,422,627
#*  ViaSat, Inc.                                                    77,569   5,035,004
*   Viavi Solutions, Inc.                                          291,852   2,612,075
#*  Virtusa Corp.                                                   30,573     779,000
#   Visa, Inc. Class A                                           1,040,683  86,074,891
#   Vishay Intertechnology, Inc.                                   178,945   2,970,487
#*  Vishay Precision Group, Inc.                                    12,209     203,280
#*  VMware, Inc. Class A                                            21,646   1,894,891
    Wayside Technology Group, Inc.                                   2,300      38,640
*   Web.com Group, Inc.                                             99,706   1,889,429
#*  WebMD Health Corp.                                              43,633   2,176,850
*   Westell Technologies, Inc. Class A                              44,422      28,874
    Western Digital Corp.                                          222,792  17,763,206
#   Western Union Co. (The)                                        409,314   8,014,368
#*  WEX, Inc.                                                       62,394   7,133,506
*   Wireless Telecom Group, Inc.                                     3,316       6,566
#*  Workday, Inc. Class A                                           27,079   2,249,994

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CONTINUED


                                                                  SHARES       VALUE+
                                                                 --------- --------------
Information Technology -- (Continued)
*   Xcerra Corp.                                                    51,972 $      393,948
    Xerox Corp.                                                    883,164      6,120,327
    Xilinx, Inc.                                                   188,062     10,945,208
*   XO Group, Inc.                                                  39,040        735,123
*   Yahoo!, Inc.                                                   407,746     17,969,366
#*  Yelp, Inc.                                                      18,262        762,986
#*  Zebra Technologies Corp. Class A                                97,863      8,188,197
*   Zedge, Inc. Class B                                             13,473         44,596
#*  Zillow Group, Inc. Class A                                      65,799      2,367,448
#*  Zillow Group, Inc. Class C                                      83,601      2,957,803
*   Zix Corp.                                                       61,620        293,927
#*  Zynga, Inc. Class A                                          1,153,495      2,906,807
                                                                           --------------
Total Information Technology                                                3,352,798,586
                                                                           --------------
Materials -- (4.2%)
#   A Schulman, Inc.                                                42,725      1,474,012
*   AdvanSix, Inc.                                                  14,719        378,131
    Air Products & Chemicals, Inc.                                 104,248     14,569,700
#*  AK Steel Holding Corp.                                         597,642      4,828,947
    Albemarle Corp.                                                145,618     13,490,052
    Alcoa Corp.                                                     92,854      3,384,528
#   Allegheny Technologies, Inc.                                   119,782      2,602,863
*   American Biltrite, Inc.                                             17          3,997
    American Vanguard Corp.                                         47,804        822,229
    Ampco-Pittsburgh Corp.                                           7,591        114,245
#   AptarGroup, Inc.                                               100,913      7,363,622
    Ashland Global Holdings, Inc.                                   67,648      8,052,141
    Avery Dennison Corp.                                           121,392      8,864,044
#*  Axalta Coating Systems, Ltd.                                   205,194      5,950,626
#   Balchem Corp.                                                   48,271      4,114,620
#   Ball Corp.                                                     117,254      8,941,790
#   Bemis Co., Inc.                                                170,033      8,284,008
#*  Berry Plastics Group, Inc.                                     160,385      8,184,447
*   Boise Cascade Co.                                               68,243      1,692,426
    Cabot Corp.                                                     92,762      5,136,232
    Calgon Carbon Corp.                                             79,805      1,264,909
#   Carpenter Technology Corp.                                      78,429      3,138,729
    Celanese Corp. Series A                                        138,390     11,680,116
#*  Century Aluminum Co.                                           120,307      1,852,728
#   CF Industries Holdings, Inc.                                   324,429     11,449,099
    Chase Corp.                                                     13,319      1,172,072
#   Chemours Co. (The)                                             214,502      5,667,143
*   Chemtura Corp.                                                 112,089      3,710,146
*   Clearwater Paper Corp.                                          32,094      2,018,713
#*  Cliffs Natural Resources, Inc.                                 388,854      3,410,250
*   Coeur Mining, Inc.                                             182,225      2,122,921
    Commercial Metals Co.                                          196,558      4,015,680
#   Compass Minerals International, Inc.                            63,428      5,302,581
*   Contango ORE, Inc.                                                 833         16,243
*   Core Molding Technologies, Inc.                                 12,521        193,074
*   Crown Holdings, Inc.                                           121,345      6,573,259
    Deltic Timber Corp.                                              9,767        741,999
    Domtar Corp.                                                   123,625      5,401,176

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
                                                              SHARES     VALUE+
                                                             --------- -----------
Materials -- (Continued)
          Dow Chemical Co. (The)                               592,463 $35,328,569
          Eagle Materials, Inc.                                 76,320   7,981,546
          Eastman Chemical Co.                                 222,401  17,236,077
          Ecolab, Inc.                                         118,239  14,204,051
          EI du Pont de Nemours & Co.                          376,704  28,441,152
*         Ferro Corp.                                          150,473   2,127,688
          Ferroglobe P.L.C.                                     81,527     856,849
(degrees) Ferroglobe Representation & Warranty Insurance
            Trust                                               80,632          --
#*        Flotek Industries, Inc.                               48,593     513,628
#         FMC Corp.                                             83,565   5,027,270
*         Freeport-McMoRan, Inc.                             1,329,210  22,131,346
          Friedman Industries, Inc.                              5,521      37,819
          FutureFuel Corp.                                      44,755     581,367
*         GCP Applied Technologies, Inc.                        98,257   2,648,026
          Gold Resource Corp.                                    6,700      36,046
          Graphic Packaging Holding Co.                        693,636   8,677,386
#         Greif, Inc. Class A                                   53,878   3,102,295
          Greif, Inc. Class B                                   14,528   1,034,394
*         Handy & Harman, Ltd.                                     900      25,380
          Hawkins, Inc.                                         13,707     735,381
          Haynes International, Inc.                            16,009     658,130
#         HB Fuller Co.                                         91,716   4,528,019
*         Headwaters, Inc.                                     163,487   3,787,994
          Hecla Mining Co.                                     763,112   4,914,441
          Huntsman Corp.                                       525,493  10,714,802
*         Ingevity Corp.                                        46,091   2,562,199
          Innophos Holdings, Inc.                               37,173   1,808,095
          Innospec, Inc.                                        42,465   3,029,878
#         International Flavors & Fragrances, Inc.              53,798   6,305,664
          International Paper Co.                              607,127  34,363,388
*         Intrepid Potash, Inc.                                 65,369     133,353
          Kaiser Aluminum Corp.                                 20,375   1,598,622
          KapStone Paper and Packaging Corp.                   202,920   4,866,022
          KMG Chemicals, Inc.                                   19,248     709,481
*         Koppers Holdings, Inc.                                40,044   1,619,780
*         Kraton Corp.                                          59,290   1,592,529
          Kronos Worldwide, Inc.                                56,104     741,695
*         Louisiana-Pacific Corp.                              230,660   4,412,526
#*        LSB Industries, Inc.                                  47,327     402,753
          LyondellBasell Industries NV Class A                 229,780  21,431,581
#         Martin Marietta Materials, Inc.                       58,523  13,436,881
          Materion Corp.                                        42,760   1,680,468
#         McEwen Mining, Inc.                                  136,545     536,622
          Mercer International, Inc.                            82,472     985,540
          Minerals Technologies, Inc.                           58,402   4,680,920
          Monsanto Co.                                         249,633  27,037,750
#         Mosaic Co. (The)                                     255,564   8,017,043
          Myers Industries, Inc.                                68,918     951,068
          Neenah Paper, Inc.                                    30,755   2,526,523
#         NewMarket Corp.                                       15,953   6,878,455
          Newmont Mining Corp.                                 442,647  16,059,233
*         Northern Technologies International Corp.              2,180      34,280
          Nucor Corp.                                          323,567  18,796,007

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CONTINUED


                                                              SHARES     VALUE+
                                                              ------- ------------
Materials -- (Continued)
#          Olin Corp.                                         386,022 $ 10,117,637
           Olympic Steel, Inc.                                 21,508      483,930
*          OMNOVA Solutions, Inc.                              71,601      651,569
#*         Owens-Illinois, Inc.                               300,040    5,670,756
           Packaging Corp. of America                         165,617   15,266,575
           PH Glatfelter Co.                                   64,229    1,567,830
#*         Platform Specialty Products Corp.                  245,807    2,984,097
           PolyOne Corp.                                      140,825    4,803,541
           PPG Industries, Inc.                               131,820   13,183,318
           Praxair, Inc.                                      174,232   20,636,038
           Quaker Chemical Corp.                               19,372    2,489,302
#          Rayonier Advanced Materials, Inc.                   43,344      588,178
           Reliance Steel & Aluminum Co.                      107,471    8,560,065
#*         Rentech, Inc.                                       15,356       39,542
#*         Resolute Forest Products, Inc.                       8,001       44,005
#          Royal Gold, Inc.                                    87,653    6,325,917
           RPM International, Inc.                            148,917    7,782,402
*          Ryerson Holding Corp.                               18,613      197,298
           Schnitzer Steel Industries, Inc. Class A            45,683    1,080,403
           Schweitzer-Mauduit International, Inc.              52,736    2,337,787
#          Scotts Miracle-Gro Co. (The)                       119,610   11,000,532
           Sealed Air Corp.                                   167,792    8,137,912
           Sensient Technologies Corp.                         63,673    4,886,903
           Sherwin-Williams Co. (The)                          46,388   14,093,138
           Silgan Holdings, Inc.                              113,292    6,628,715
           Sonoco Products Co.                                181,739    9,986,558
#          Southern Copper Corp.                               72,234    2,770,896
           Steel Dynamics, Inc.                               275,038    9,299,035
           Stepan Co.                                          39,661    3,097,921
*          Stillwater Mining Co.                              193,344    3,286,848
*          Summit Materials, Inc. Class A                      94,030    2,360,153
*          SunCoke Energy, Inc.                               146,993    1,296,478
#*         Synalloy Corp.                                       4,755       56,822
#*         TimkenSteel Corp.                                   73,828    1,244,740
*          Trecora Resources                                   15,645      193,998
           Tredegar Corp.                                      20,411      454,145
           Trinseo SA                                         104,165    6,744,684
           Tronox, Ltd. Class A                                81,759    1,023,623
           United States Lime & Minerals, Inc.                  4,011      304,836
           United States Steel Corp.                          218,699    7,153,644
*          Universal Stainless & Alloy Products, Inc.           5,675       95,794
#*         US Concrete, Inc.                                   38,889    2,547,229
           Valhi, Inc.                                         66,024      205,335
#          Valspar Corp. (The)                                 66,904    7,404,266
           Vulcan Materials Co.                               103,632   13,299,095
           Westlake Chemical Corp.                            108,968    6,746,209
           WestRock Co.                                       246,734   13,165,726
#          Worthington Industries, Inc.                        90,749    4,336,895
#          WR Grace & Co.                                      76,845    5,328,432
                                                                      ------------
Total Materials                                                        792,472,262
                                                                      ------------
Other -- (0.0%)
(degrees)* Concord Camera Corp. Escrow Shares                     405           --

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
                                                                SHARES      VALUE+
                                                               --------- ------------
Other -- (Continued)
(degrees)#* Gerber Scientific, Inc. Escrow Shares                 15,579 $         --
(degrees)*  SoftBrands, Inc. Escrow Shares                         3,200           --
                                                                         ------------
Total Other                                                                        --
                                                                         ------------
Real Estate -- (0.3%)
            Alexander & Baldwin, Inc.                            101,708    4,528,040
#*          Altisource Asset Management Corp.                        909       57,085
#*          Altisource Portfolio Solutions SA                     24,863      708,596
*           Capital Properties, Inc. Class A                         600        8,340
*           CBRE Group, Inc. Class A                             307,708    9,342,015
*           CKX Lands, Inc.                                          743        8,303
            Colony NorthStar, Inc. Class A                       251,966    3,507,367
#           Consolidated-Tomoka Land Co.                           6,784      373,120
*           Forestar Group, Inc.                                  72,592      947,326
*           FRP Holdings, Inc.                                     4,712      183,768
            Griffin Industrial Realty, Inc.                        2,756       86,621
            HFF, Inc. Class A                                     84,466    2,506,951
#*          Howard Hughes Corp. (The)                             55,715    5,939,776
#*          InterGroup Corp. (The)                                   200        5,870
            Jones Lang LaSalle, Inc.                              77,076    7,941,140
            Kennedy-Wilson Holdings, Inc.                        176,477    3,608,955
#*          Marcus & Millichap, Inc.                              46,534    1,199,181
*           Maui Land & Pineapple Co., Inc.                        2,542       18,684
            RE/MAX Holdings, Inc. Class A                         13,188      739,187
#           Realogy Holdings Corp.                               199,858    5,178,321
#*          St Joe Co. (The)                                      24,325      409,876
*           Stratus Properties, Inc.                               2,912       89,107
*           Tejon Ranch Co.                                       19,280      455,586
*           Trinity Place Holdings, Inc.                             892        7,198
                                                                         ------------
Total Real Estate                                                          47,850,413
                                                                         ------------
Telecommunication Services -- (2.4%)
*           Alaska Communications Systems Group, Inc.             30,523       50,973
            AT&T, Inc.                                         5,128,936  216,235,942
#           ATN International, Inc.                               20,718    1,663,448
#*          Boingo Wireless, Inc.                                 75,165      879,430
#           CenturyLink, Inc.                                    831,497   21,502,512
#*          Cincinnati Bell, Inc.                                 78,883    1,810,365
#           Cogent Communications Holdings, Inc.                  84,378    3,527,000
#           Consolidated Communications Holdings, Inc.           118,509    3,117,972
*           FairPoint Communications, Inc.                         9,361      173,179
#           Frontier Communications Corp.                        771,356    2,692,032
*           General Communication, Inc. Class A                   77,662    1,562,559
            IDT Corp. Class B                                     45,519      873,965
            Inteliquent, Inc.                                     76,898    1,760,964
#*          Iridium Communications, Inc.                          57,785      583,629
(degrees)   Leap Wireless International, Inc.                     51,554      170,128
*           Level 3 Communications, Inc.                         213,663   12,704,402
#*          Lumos Networks Corp.                                  35,138      543,585
*           ORBCOMM, Inc.                                         89,471      730,978
#*          SBA Communications Corp.                              51,956    5,468,889
#           Shenandoah Telecommunications Co.                    105,144    2,865,174

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
Telecommunication Services -- (Continued)
    Spok Holdings, Inc.                                             22,770 $    467,924
#*  Sprint Corp.                                                   736,287    6,795,929
#*  Straight Path Communications, Inc. Class B                       5,292      185,432
*   T-Mobile US, Inc.                                              223,702   13,929,924
    Telephone & Data Systems, Inc.                                 163,724    5,018,141
*   United States Cellular Corp.                                    33,520    1,494,657
    Verizon Communications, Inc.                                 2,739,747  134,275,000
#*  Vonage Holdings Corp.                                          256,415    1,817,982
#   Windstream Holdings, Inc.                                      160,329    1,295,458
*   Zayo Group Holdings, Inc.                                      145,509    4,650,468
                                                                           ------------
Total Telecommunication Services                                            448,848,041
                                                                           ------------
Utilities -- (2.6%)
    AES Corp.                                                      386,774    4,424,695
    ALLETE, Inc.                                                    79,394    5,188,398
    Alliant Energy Corp.                                           127,694    4,807,679
    Ameren Corp.                                                   156,693    8,249,886
    American Electric Power Co., Inc.                              202,641   12,981,182
    American States Water Co.                                       57,584    2,521,028
    American Water Works Co., Inc.                                  97,956    7,193,889
#   Aqua America, Inc.                                             204,451    6,217,355
    Artesian Resources Corp. Class A                                 6,342      196,792
    Atmos Energy Corp.                                             111,975    8,530,255
#   Avangrid, Inc.                                                  64,111    2,487,507
    Avista Corp.                                                    94,193    3,639,618
#   Black Hills Corp.                                               84,855    5,307,680
#   California Water Service Group                                  75,855    2,616,998
#*  Calpine Corp.                                                  596,441    7,038,004
    CenterPoint Energy, Inc.                                       279,403    7,323,153
    Chesapeake Utilities Corp.                                      23,898    1,562,929
    CMS Energy Corp.                                               153,955    6,558,483
#   Connecticut Water Service, Inc.                                 19,991    1,080,314
    Consolidated Edison, Inc.                                      135,135   10,047,287
#   Consolidated Water Co., Ltd.                                    12,219      125,856
    Delta Natural Gas Co., Inc.                                      3,458       91,015
#   Dominion Resources, Inc.                                       286,981   21,890,911
    DTE Energy Co.                                                 118,755   11,713,993
    Duke Energy Corp.                                              297,582   23,372,090
#*  Dynegy, Inc.                                                   166,145    1,586,685
    Edison International                                           132,848    9,681,962
    El Paso Electric Co.                                            65,023    2,984,556
    Entergy Corp.                                                  100,405    7,193,014
#   Eversource Energy                                              181,748   10,054,299
    Exelon Corp.                                                   422,032   15,142,508
    FirstEnergy Corp.                                              224,024    6,792,408
    Gas Natural, Inc.                                                3,269       41,353
#   Genie Energy, Ltd. Class B                                      16,745       96,619
    Great Plains Energy, Inc.                                      213,824    5,890,851
    Hawaiian Electric Industries, Inc.                             113,500    3,799,980
#   IDACORP, Inc.                                                   80,979    6,479,940
#   MDU Resources Group, Inc.                                      273,970    8,041,020
    MGE Energy, Inc.                                                56,085    3,569,810
    Middlesex Water Co.                                             20,156      762,098

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                               SHARES      VALUE+
                                                               ------- ---------------
Utilities -- (Continued)
#           National Fuel Gas Co.                              137,528 $     7,722,197
            New Jersey Resources Corp.                         131,603       4,961,433
            NextEra Energy, Inc.                               199,788      24,717,771
            NiSource, Inc.                                     348,183       7,788,854
#           Northwest Natural Gas Co.                           41,376       2,437,046
#           NorthWestern Corp.                                  70,292       4,014,376
#           NRG Energy, Inc.                                   431,054       7,129,633
            NRG Yield, Inc. Class A                             50,697         823,826
#           NRG Yield, Inc. Class C                             99,000       1,678,050
            OGE Energy Corp.                                   200,255       6,716,553
#           ONE Gas, Inc.                                       82,410       5,325,334
#           Ormat Technologies, Inc.                            63,521       3,411,078
            Otter Tail Corp.                                    57,412       2,173,044
            Pattern Energy Group, Inc.                         123,461       2,437,120
            PG&E Corp.                                         216,470      13,397,328
            Pinnacle West Capital Corp.                         62,138       4,823,773
#           PNM Resources, Inc.                                128,622       4,424,597
            Portland General Electric Co.                      144,363       6,295,670
            PPL Corp.                                          254,619       8,870,926
            Public Service Enterprise Group, Inc.              202,715       8,970,139
            RGC Resources, Inc.                                  1,530          42,044
            SCANA Corp.                                         86,628       5,951,344
#           Sempra Energy                                       99,041      10,140,808
            SJW Corp.                                           31,661       1,586,216
#           South Jersey Industries, Inc.                      128,147       4,228,851
            Southern Co. (The)                                 420,960      20,808,053
            Southwest Gas Holdings, Inc.                        77,260       6,224,838
#           Spark Energy, Inc. Class A                           9,350         241,698
#           Spire, Inc.                                         68,558       4,456,270
            UGI Corp.                                          269,320      12,488,368
            Unitil Corp.                                        23,811       1,089,829
#           Vectren Corp.                                      126,964       6,969,054
            WEC Energy Group, Inc.                             169,138       9,987,599
            Westar Energy, Inc.                                168,421       9,210,944
            WGL Holdings, Inc.                                  77,603       6,358,790
            Xcel Energy, Inc.                                  239,387       9,891,471
            York Water Co. (The)                                13,894         497,405
                                                                       ---------------
Total Utilities                                                            485,576,430
                                                                       ---------------
TOTAL COMMON STOCKS                                                     17,011,596,934
                                                                       ---------------
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
(degrees)*  Enron TOPRS Escrow Shares                              666              --
                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Capital Bank Corp. Contingent Value Rights             988              --
(degrees)*  Dyax Corp. Contingent Value Rights                  53,451          59,331
(degrees)#* Safeway Casa Ley Contingent Value Rights           213,913         217,100

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                              SHARES        VALUE+
                                                                            ----------- ---------------
    (degrees)* Safeway PDC, LLC Contingent Value Rights                         213,913 $        10,439
                                                                                        ---------------
    TOTAL RIGHTS/WARRANTS                                                                       286,870
                                                                                        ---------------

                                                                               FACE
                                                                              AMOUNT
                                                                              (000)
                                                                            -----------
    BONDS -- (0.0%)
    Financials -- (0.0%)
               Capital Properties, Inc., 5.000%                                     486             486
                                                                                        ---------------
    TOTAL INVESTMENT SECURITIES                                                          17,011,884,290
                                                                                        ---------------

                                                                              SHARES
                                                                            -----------
    TEMPORARY CASH INVESTMENTS -- (1.2%)
               State Street Institutional U.S. Government Money Market
                 Fund, 0.420%                                               230,853,478     230,853,478
                                                                                        ---------------
    SECURITIES LENDING COLLATERAL -- (8.3%)
    (S)@       DFA Short Term Investment Fund                               134,451,359   1,555,871,127
                                                                                        ---------------
    TOTAL INVESTMENTS -- (100.0%) (Cost $13,907,557,238)^^                              $18,798,608,895
                                                                                        ===============

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ------------------------------------------------------
                                                                 LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                                             --------------- -------------- ------- ---------------
Common Stocks
   Consumer Discretionary                                    $ 2,618,192,994 $       10,900   --    $ 2,618,203,894
   Consumer Staples                                            1,345,372,450             --   --      1,345,372,450
   Energy                                                        972,211,735             --   --        972,211,735
   Financials                                                  2,758,447,723             --   --      2,758,447,723
   Health Care                                                 1,867,918,434             --   --      1,867,918,434
   Industrials                                                 2,321,896,966             --   --      2,321,896,966
   Information Technology                                      3,352,798,586             --   --      3,352,798,586
   Materials                                                     792,472,262             --   --        792,472,262
   Real Estate                                                    47,850,413             --   --         47,850,413
   Telecommunication Services                                    448,677,913        170,128   --        448,848,041
   Utilities                                                     485,576,430             --   --        485,576,430
Rights/Warrants                                                           --        286,870   --            286,870
Bonds
   Financials                                                             --            486   --                486
Temporary Cash Investments                                       230,853,478             --   --        230,853,478
Securities Lending Collateral                                             --  1,555,871,127   --      1,555,871,127
Futures Contracts**                                                2,058,188             --   --          2,058,188
                                                             --------------- --------------   --    ---------------
TOTAL                                                        $17,244,327,572 $1,556,339,511   --    $18,800,667,083
                                                             =============== ==============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                         U.S. CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                 SHARES    VALUE+
                                                                 ------- -----------
COMMON STOCKS -- (89.7%)
Consumer Discretionary -- (12.9%)
*   1-800-Flowers.com, Inc. Class A                              108,326 $   974,934
    A.H. Belo Corp. Class A                                       28,956     183,871
    Aaron's, Inc.                                                196,372   6,075,750
#   Abercrombie & Fitch Co. Class A                              127,277   1,477,686
*   Adient P.L.C.                                                 85,840   5,449,982
#   Advance Auto Parts, Inc.                                      89,706  14,733,313
*   Amazon.com, Inc.                                              98,753  81,321,120
    AMC Entertainment Holdings, Inc. Class A                      92,526   3,122,752
#*  AMC Networks, Inc. Class A                                    77,373   4,437,342
    AMCON Distributing Co.                                           668      68,804
*   America's Car-Mart, Inc.                                      21,081     884,348
*   American Axle & Manufacturing Holdings, Inc.                 268,502   5,477,441
#   American Eagle Outfitters, Inc.                              708,266  10,701,899
#*  American Outdoor Brands Corp.                                206,427   4,396,895
*   American Public Education, Inc.                               39,638     963,203
*   Apollo Education Group, Inc.                                 306,618   3,063,114
    Aramark                                                      339,527  11,489,594
#*  Arctic Cat, Inc.                                              29,664     557,683
    Ark Restaurants Corp.                                          4,916     110,954
*   Asbury Automotive Group, Inc.                                 99,489   6,526,478
#*  Ascena Retail Group, Inc.                                    514,817   2,476,270
*   Ascent Capital Group, Inc. Class A                            22,497     348,479
#   Autoliv, Inc.                                                 96,635  11,176,804
#*  AutoNation, Inc.                                             231,005  12,270,986
#*  AutoZone, Inc.                                                 9,128   6,617,617
*   AV Homes, Inc.                                                16,627     293,467
*   Ballantyne Strong, Inc.                                       17,770     128,833
*   Barnes & Noble Education, Inc.                               130,174   1,308,249
#   Barnes & Noble, Inc.                                         235,166   2,398,693
    Bassett Furniture Industries, Inc.                            14,448     407,434
    Beasley Broadcast Group, Inc. Class A                          8,562      64,215
*   Beazer Homes USA, Inc.                                        22,402     319,453
#*  bebe stores, Inc.                                              1,950       9,633
#   Bed Bath & Beyond, Inc.                                      303,819  12,259,097
*   Belmond, Ltd. Class A                                        307,215   4,254,928
#   Best Buy Co., Inc.                                           624,097  27,784,798
    BFC Financial Corp. Class A                                    4,406      22,471
#   Big 5 Sporting Goods Corp.                                    53,318     821,097
#   Big Lots, Inc.                                               209,148  10,457,400
*   Biglari Holdings, Inc.                                           575     254,840
#*  BJ's Restaurants, Inc.                                        77,290   2,747,659
    Bloomin' Brands, Inc.                                        476,365   8,150,605
    Blue Nile, Inc.                                               24,319     990,026
#   Bob Evans Farms, Inc.                                         67,117   3,787,412
*   Bojangles', Inc.                                               7,322     144,976
#*  Bon-Ton Stores, Inc. (The)                                    26,063      30,754
#   BorgWarner, Inc.                                             277,215  11,318,688
    Bowl America, Inc. Class A                                     3,937      57,382
#*  Boyd Gaming Corp.                                             77,977   1,584,493
*   Bravo Brio Restaurant Group, Inc.                             59,705     244,791
*   Bridgepoint Education, Inc.                                  122,296   1,301,229

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
Consumer Discretionary -- (Continued)
*   Bright Horizons Family Solutions, Inc.                          79,449 $  5,629,756
#   Brinker International, Inc.                                     88,962    3,958,809
    Brunswick Corp.                                                223,069   13,352,910
#   Buckle, Inc. (The)                                              38,775      820,091
#*  Buffalo Wild Wings, Inc.                                        54,005    8,154,755
*   Build-A-Bear Workshop, Inc.                                     67,264      807,168
#*  Burlington Stores, Inc.                                         77,183    6,460,217
*   Cabela's, Inc.                                                 205,079   11,461,865
#   Cable One, Inc.                                                 13,616    8,610,486
#   CalAtlantic Group, Inc.                                        279,342    9,740,656
    Caleres, Inc.                                                  124,653    3,833,080
    Callaway Golf Co.                                              238,416    2,701,253
*   Cambium Learning Group, Inc.                                    97,191      489,843
    Canterbury Park Holding Corp.                                    5,270       52,964
    Capella Education Co.                                           45,206    3,865,113
*   Career Education Corp.                                         235,562    2,301,441
#*  CarMax, Inc.                                                   288,762   19,263,313
#   Carnival Corp.                                                 237,805   13,169,641
#   Carriage Services, Inc.                                         46,992    1,219,442
*   Carrols Restaurant Group, Inc.                                 149,930    2,151,495
#   Carter's, Inc.                                                  93,375    7,820,156
    Cato Corp. (The) Class A                                        72,857    1,849,839
*   Cavco Industries, Inc.                                          19,715    1,936,999
    CBS Corp. Class A                                               14,126      929,067
    CBS Corp. Class B                                              257,063   16,577,993
#*  Central European Media Enterprises, Ltd. Class A                18,678       48,563
*   Charles & Colvard, Ltd.                                         29,159       27,409
*   Charter Communications, Inc. Class A                           145,485   47,129,866
#   Cheesecake Factory, Inc. (The)                                 171,199   10,316,452
#*  Cherokee, Inc.                                                  12,360      116,184
    Chico's FAS, Inc.                                              410,483    5,537,416
#   Children's Place, Inc. (The)                                    98,877    9,591,069
#*  Chipotle Mexican Grill, Inc.                                     8,940    3,767,674
    Choice Hotels International, Inc.                               62,499    3,468,694
*   Christopher & Banks Corp.                                       66,361       88,924
#   Churchill Downs, Inc.                                           10,367    1,486,109
#*  Chuy's Holdings, Inc.                                           58,889    1,731,337
#   Cinemark Holdings, Inc.                                        368,977   15,681,522
    Citi Trends, Inc.                                               46,440      745,362
    Clear Channel Outdoor Holdings, Inc. Class A                    55,873      276,571
#   ClubCorp Holdings, Inc.                                        159,233    2,627,344
    Coach, Inc.                                                    251,948    9,410,258
    Collectors Universe, Inc.                                        8,599      177,741
#   Columbia Sportswear Co.                                        124,998    6,796,141
    Comcast Corp. Class A                                        2,728,396  205,775,626
*   Conn's, Inc.                                                    56,833      599,588
    Cooper Tire & Rubber Co.                                       200,843    7,280,559
*   Cooper-Standard Holdings, Inc.                                  39,397    4,147,716
#   Core-Mark Holding Co., Inc.                                    130,456    4,556,828
#   Cracker Barrel Old Country Store, Inc.                          60,179    9,511,893
*   Crocs, Inc.                                                    168,395    1,229,283
    CSS Industries, Inc.                                             8,600      211,732
    CST Brands, Inc.                                               241,221   11,622,028

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Consumer Discretionary -- (Continued)
    Culp, Inc.                                                      42,569 $ 1,370,722
*   Cumulus Media, Inc. Class A                                     17,530      17,495
    Dana, Inc.                                                     557,280  11,223,619
#   Darden Restaurants, Inc.                                       193,215  14,158,795
#*  Dave & Buster's Entertainment, Inc.                            121,467   6,615,093
*   Deckers Outdoor Corp.                                          101,871   5,867,770
*   Del Frisco's Restaurant Group, Inc.                             29,868     522,690
*   Del Taco Restaurants, Inc.                                      13,731     187,291
    Delphi Automotive P.L.C.                                        61,534   4,311,072
*   Delta Apparel, Inc.                                             15,491     290,301
*   Denny's Corp.                                                  142,882   1,738,874
    Destination Maternity Corp.                                     23,762     134,493
#*  Destination XL Group, Inc.                                     166,505     591,093
#   DeVry Education Group, Inc.                                    153,988   5,158,598
#   Dick's Sporting Goods, Inc.                                    262,198  13,529,417
#   Dillard's, Inc. Class A                                        112,391   6,343,348
    DineEquity, Inc.                                                78,710   5,397,932
#*  Discovery Communications, Inc. Class A                         246,474   6,987,538
*   Discovery Communications, Inc. Class B                           1,502      41,831
#*  Discovery Communications, Inc. Class C                         281,372   7,796,818
*   DISH Network Corp. Class A                                      53,117   3,142,933
*   Dixie Group, Inc. (The)                                         15,615      54,653
    Dollar General Corp.                                           193,550  14,287,861
*   Dollar Tree, Inc.                                              168,105  12,976,025
#   Domino's Pizza, Inc.                                            62,851  10,970,014
#*  Dorman Products, Inc.                                           88,077   6,079,075
    Dover Motorsports, Inc.                                          9,156      20,601
    DR Horton, Inc.                                                429,640  12,850,532
#   DSW, Inc. Class A                                              203,607   4,308,324
#   Dunkin' Brands Group, Inc.                                     122,838   6,371,607
#   Educational Development Corp.                                    3,809      28,377
#*  Eldorado Resorts, Inc.                                          20,339     315,254
*   Emerson Radio Corp.                                             26,350      29,512
#   Entercom Communications Corp. Class A                           45,939     652,334
    Entravision Communications Corp. Class A                       227,920   1,230,768
#   Escalade, Inc.                                                  12,111     159,865
#   Ethan Allen Interiors, Inc.                                     69,969   2,036,098
*   EVINE Live, Inc.                                                82,152     124,871
#*  EW Scripps Co. (The) Class A                                   164,813   3,210,557
#   Expedia, Inc.                                                  117,860  14,330,597
*   Express, Inc.                                                  296,365   3,150,360
*   Famous Dave's of America, Inc.                                  10,924      58,990
#*  Fiesta Restaurant Group, Inc.                                   48,951   1,287,411
#   Finish Line, Inc. (The) Class A                                120,957   2,080,460
#*  Five Below, Inc.                                                95,462   3,804,161
    Flanigan's Enterprises, Inc.                                     1,000      24,250
    Flexsteel Industries, Inc.                                      10,771     547,813
    Foot Locker, Inc.                                              255,692  17,525,130
    Ford Motor Co.                                               4,128,417  51,027,234
#*  Fossil Group, Inc.                                              79,097   2,022,510
#*  Fox Factory Holding Corp.                                      120,639   3,124,550
#*  Francesca's Holdings Corp.                                     140,210   2,445,262
#   Fred's, Inc. Class A                                           124,227   1,809,987

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Consumer Discretionary -- (Continued)
*   FTD Cos., Inc.                                                  51,565 $ 1,184,964
#*  Full House Resorts, Inc.                                        23,954      54,615
#*  G-III Apparel Group, Ltd.                                      113,694   2,985,604
    GameStop Corp. Class A                                         328,166   8,036,785
    Gaming Partners International Corp.                              8,266      97,952
    Gannett Co., Inc.                                              226,873   2,182,518
#   Gap, Inc. (The)                                                605,509  13,944,872
#   Garmin, Ltd.                                                   147,695   7,132,192
    General Motors Co.                                           1,628,062  59,603,350
#*  Genesco, Inc.                                                   53,583   3,225,697
#   Gentex Corp.                                                   767,941  16,042,287
#*  Gentherm, Inc.                                                 121,561   4,303,259
#   Genuine Parts Co.                                              192,807  18,665,646
#   GNC Holdings, Inc. Class A                                     260,642   2,311,895
#   Goodyear Tire & Rubber Co. (The)                               458,456  14,849,390
#*  GoPro, Inc. Class A                                            175,969   1,891,667
#*  Gordmans Stores, Inc.                                           12,089      10,459
    Graham Holdings Co. Class B                                     11,716   6,087,048
*   Grand Canyon Education, Inc.                                   160,390   9,459,802
#*  Gray Television, Inc.                                          160,249   1,898,951
*   Gray Television, Inc. Class A                                    3,160      35,392
*   Green Brick Partners, Inc.                                       5,108      49,037
#   Group 1 Automotive, Inc.                                        66,734   5,391,440
#   Guess?, Inc.                                                   256,319   3,273,194
#   H&R Block, Inc.                                                211,951   4,548,468
*   Habit Restaurants, Inc. (The) Class A                            1,400      20,300
#   Hanesbrands, Inc.                                              188,700   4,474,077
#   Harley-Davidson, Inc.                                          225,616  12,869,137
    Harman International Industries, Inc.                           90,758  10,088,659
    Harte-Hanks, Inc.                                              158,766     247,675
#   Hasbro, Inc.                                                    52,585   4,338,788
    Haverty Furniture Cos., Inc.                                    41,148     897,026
    Haverty Furniture Cos., Inc. Class A                             2,523      54,497
*   Helen of Troy, Ltd.                                             68,001   6,344,493
#*  hhgregg, Inc.                                                   53,331      28,777
#*  Hibbett Sports, Inc.                                            53,369   1,761,177
*   Hilton Grand Vacations, Inc.                                    28,242     828,338
    Hilton Worldwide Holdings, Inc.                                 94,142   5,420,696
    Home Depot, Inc. (The)                                         337,474  46,429,673
    Hooker Furniture Corp.                                          17,966     596,471
*   Horizon Global Corp.                                            36,168     707,808
*   Houghton Mifflin Harcourt Co.                                  217,022   2,452,349
    HSN, Inc.                                                       82,540   2,909,535
*   Hyatt Hotels Corp. Class A                                      41,878   2,291,145
#*  Iconix Brand Group, Inc.                                       111,831   1,150,741
    ILG, Inc.                                                      248,048   4,700,510
*   Installed Building Products, Inc.                               45,290   1,852,361
#   International Game Technology P.L.C.                            89,149   2,354,425
    International Speedway Corp. Class A                            72,723   2,665,298
    Interpublic Group of Cos., Inc. (The)                          372,467   8,764,149
*   Intrawest Resorts Holdings, Inc.                                 1,250      25,763
#*  iRobot Corp.                                                    58,795   3,560,625
*   Isle of Capri Casinos, Inc.                                     36,798     876,160

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U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                        SHARES    VALUE+
                                                                        ------- -----------
Consumer Discretionary -- (Continued)
*          J Alexander's Holdings, Inc.                                  19,556 $   195,560
           Jack in the Box, Inc.                                         60,844   6,566,284
#*         JAKKS Pacific, Inc.                                           27,534     140,423
#*         Jamba, Inc.                                                   24,893     226,526
#*         JC Penney Co., Inc.                                          949,228   6,312,366
#          John Wiley & Sons, Inc. Class A                              136,916   7,544,072
           John Wiley & Sons, Inc. Class B                                7,502     412,385
           Johnson Outdoors, Inc. Class A                                19,561     674,463
*          K12, Inc.                                                     75,693   1,508,561
#*         Kate Spade & Co.                                             126,206   2,336,073
#          KB Home                                                      120,600   1,975,428
*          Kirkland's, Inc.                                              64,140     890,263
#          Kohl's Corp.                                                 383,631  15,280,023
#*         Kona Grill, Inc.                                              11,997     109,773
*          Koss Corp.                                                     4,495       9,754
#          L Brands, Inc.                                                53,144   3,199,800
*          La Quinta Holdings, Inc.                                     162,288   2,293,129
           La-Z-Boy, Inc.                                               153,912   4,401,883
*          Lakeland Industries, Inc.                                      7,818      84,825
#*         Lands' End, Inc.                                              37,689     578,526
           Las Vegas Sands Corp.                                        123,731   6,505,776
(degrees)* Lazare Kaplan International, Inc.                              3,667         516
           LCI Industries                                                83,372   9,150,077
           Lear Corp.                                                   122,791  17,447,373
#*         Lee Enterprises, Inc.                                         46,810     145,111
#          Leggett & Platt, Inc.                                         82,501   3,936,948
           Lennar Corp. Class A                                         181,552   8,106,297
           Lennar Corp. Class B                                          29,753   1,069,918
           Libbey, Inc.                                                  98,478   1,684,959
*          Liberty Broadband Corp. Class A                               43,290   3,622,507
*          Liberty Broadband Corp. Class B                                1,306     110,128
#*         Liberty Broadband Corp. Class C                              114,906   9,806,078
*          Liberty Expedia Holdings, Inc. Class A                        95,517   4,203,703
*          Liberty Interactive Corp., QVC Group Class A                 471,654   9,046,324
*          Liberty Interactive Corp., QVC Group Class B                   1,143      21,866
*          Liberty Media Corp.-Liberty Braves Class A                     9,515     189,824
*          Liberty Media Corp.-Liberty Braves Class B                       522      11,173
*          Liberty Media Corp.-Liberty Braves Class C                    19,527     390,149
#*         Liberty Media Corp.-Liberty Formula One Class A               23,788     689,376
*          Liberty Media Corp.-Liberty Formula One Class B                1,306      39,794
#*         Liberty Media Corp.-Liberty Formula One Class C               48,819   1,403,058
*          Liberty Media Corp.-Liberty SiriusXM Class A                  95,152   3,448,308
*          Liberty Media Corp.-Liberty SiriusXM Class B                   5,224     187,019
*          Liberty Media Corp.-Liberty SiriusXM Class C                 195,276   7,008,456
*          Liberty TripAdvisor Holdings, Inc. Class A                   167,829   3,012,531
*          Liberty TripAdvisor Holdings, Inc. Class B                     1,138      22,219
*          Liberty Ventures Series A                                    143,275   6,253,954
           Lifetime Brands, Inc.                                         20,096     300,435
#          Lions Gate Entertainment Corp. Class A                        78,325   2,253,410
#*         Lions Gate Entertainment Corp. Class B                       179,499   4,808,778
#          Lithia Motors, Inc. Class A                                   81,257   8,379,222
*          Live Nation Entertainment, Inc.                              439,246  12,571,221
*          LKQ Corp.                                                    381,999  12,189,588

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                        SHARES     VALUE+
                                                                       --------- -----------
Consumer Discretionary -- (Continued)
          Lowe's Cos., Inc.                                              315,012 $23,021,077
*         Luby's, Inc.                                                    66,723     244,873
#*        Lululemon Athletica, Inc.                                       43,212   2,917,242
#*        Lumber Liquidators Holdings, Inc.                               34,916     546,785
#*        M/I Homes, Inc.                                                 73,907   1,858,022
          Macy's, Inc.                                                   519,667  15,350,963
#*        Madison Square Garden Co. (The) Class A                         49,154   8,634,883
*         Malibu Boats, Inc. Class A                                         811      15,052
          Marcus Corp. (The)                                              30,027     890,301
          Marine Products Corp.                                           26,036     297,071
*         MarineMax, Inc.                                                 59,838   1,283,525
          Marriott International, Inc. Class A                           128,710  10,888,866
#         Marriott Vacations Worldwide Corp.                              85,800   7,419,984
#         Mattel, Inc.                                                   330,028   8,650,034
#*        McClatchy Co. (The) Class A                                     11,992     138,388
          McDonald's Corp.                                               283,387  34,734,745
#         MDC Holdings, Inc.                                             174,657   4,722,725
(degrees) Media General, Inc.                                             96,518      29,911
#         Meredith Corp.                                                 129,147   7,916,711
*         Meritage Homes Corp.                                           131,485   4,832,074
#*        MGM Resorts International                                      497,634  14,331,859
#*        Michael Kors Holdings, Ltd.                                    237,702  10,176,023
#*        Michaels Cos., Inc. (The)                                      131,468   2,585,976
*         Modine Manufacturing Co.                                       114,836   1,561,770
*         Mohawk Industries, Inc.                                         91,157  19,675,327
*         Monarch Casino & Resort, Inc.                                    6,743     160,214
#         Monro Muffler Brake, Inc.                                       74,824   4,481,958
#*        Motorcar Parts of America, Inc.                                 48,352   1,268,273
#         Movado Group, Inc.                                              33,112     898,991
*         MSG Networks, Inc. Class A                                     155,755   3,613,516
*         Murphy USA, Inc.                                               156,978   9,999,499
          NACCO Industries, Inc. Class A                                  13,182     972,172
*         Nathan's Famous, Inc.                                            8,385     524,062
          National CineMedia, Inc.                                       122,049   1,789,238
#*        Nautilus, Inc.                                                 127,899   2,219,048
*         Netflix, Inc.                                                   51,287   7,216,594
#*        Nevada Gold & Casinos, Inc.                                      1,100       2,167
          New Media Investment Group, Inc.                                 3,425      52,197
*         New York & Co., Inc.                                           111,142     241,178
          New York Times Co. (The) Class A                               353,423   4,771,210
#         Newell Brands, Inc.                                            202,181   9,569,227
          News Corp. Class A                                             391,700   4,813,993
          News Corp. Class B                                             173,010   2,188,576
          Nexstar Media Group, Inc.                                       70,576   4,615,670
          NIKE, Inc. Class B                                             244,528  12,935,531
*         Nobility Homes, Inc.                                             2,557      40,848
#         Nordstrom, Inc.                                                126,183   5,579,812
#*        Norwegian Cruise Line Holdings, Ltd.                           247,620  11,638,140
          Nutrisystem, Inc.                                               68,487   2,263,495
*         NVR, Inc.                                                        4,719   8,767,902
*         O'Reilly Automotive, Inc.                                       45,492  11,931,187
          Office Depot, Inc.                                           1,294,542   5,760,712
#*        Ollie's Bargain Outlet Holdings, Inc.                           59,952   1,831,534

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
#   Omnicom Group, Inc.                                          124,804 $10,689,463
#*  Overstock.com, Inc.                                           22,248     369,317
#   Oxford Industries, Inc.                                       57,040   3,138,341
    P&F Industries, Inc. Class A                                   2,869      25,046
#*  Panera Bread Co. Class A                                      48,189  10,074,392
#   Papa John's International, Inc.                               72,472   6,176,064
#*  Papa Murphy's Holdings, Inc.                                   2,107       9,524
#*  Party City Holdco, Inc.                                       18,255     263,785
*   Penn National Gaming, Inc.                                   100,413   1,383,691
#   Penske Automotive Group, Inc.                                282,806  15,373,334
*   Perfumania Holdings, Inc.                                      6,982      13,615
*   Perry Ellis International, Inc.                               25,247     595,577
    PetMed Express, Inc.                                          36,728     778,266
#   Pier 1 Imports, Inc.                                         203,740   1,481,190
#*  Pinnacle Entertainment, Inc.                                  85,467   1,316,192
    Planet Fitness, Inc. Class A                                  56,793   1,194,925
#   Polaris Industries, Inc.                                      53,141   4,467,564
#   Pool Corp.                                                    68,372   7,217,348
*   Popeyes Louisiana Kitchen, Inc.                               42,369   2,677,297
*   Potbelly Corp.                                                 3,086      40,118
*   Priceline Group, Inc. (The)                                   13,769  21,687,965
#   PulteGroup, Inc.                                             634,433  13,646,654
    PVH Corp.                                                     86,921   8,154,059
*   QEP Co., Inc.                                                    670      13,400
#*  Radio One, Inc. Class D                                       33,982     101,946
#   Ralph Lauren Corp.                                            67,278   5,949,394
    RCI Hospitality Holdings, Inc.                                15,909     279,203
*   Reading International, Inc. Class A                           19,874     324,940
*   Reading International, Inc. Class B                              300       5,595
*   Red Lion Hotels Corp.                                         26,248     209,984
*   Red Robin Gourmet Burgers, Inc.                               46,476   2,209,934
    Regal Entertainment Group Class A                            191,649   4,342,766
*   Regis Corp.                                                   95,455   1,328,734
#   Rent-A-Center, Inc.                                          103,534     927,665
#*  RH                                                            79,179   2,139,417
    Rocky Brands, Inc.                                            11,845     149,839
    Ross Stores, Inc.                                            179,080  11,838,979
    Royal Caribbean Cruises, Ltd.                                235,281  22,029,360
*   Ruby Tuesday, Inc.                                           132,636     259,967
    Ruth's Hospitality Group, Inc.                               126,908   2,176,472
    Saga Communications, Inc. Class A                              5,094     256,228
#   Salem Media Group, Inc.                                       21,782     132,870
#*  Sally Beauty Holdings, Inc.                                  172,431   4,103,858
    Scholastic Corp.                                              46,827   2,143,740
#*  Scientific Games Corp. Class A                                39,180     666,060
#   Scripps Networks Interactive, Inc. Class A                    96,290   7,333,446
#   SeaWorld Entertainment, Inc.                                 309,408   5,603,379
#*  Select Comfort Corp.                                         169,483   3,420,167
#*  Sequential Brands Group, Inc.                                  4,342      20,103
#   Service Corp. International                                  553,217  16,115,211
#*  ServiceMaster Global Holdings, Inc.                          223,558   8,267,175
#*  Shake Shack, Inc. Class A                                      1,019      35,981
*   Shiloh Industries, Inc.                                       30,924     370,779

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
    Shoe Carnival, Inc.                                           38,670 $   988,792
#*  Shutterfly, Inc.                                              92,317   4,738,632
#   Signet Jewelers, Ltd.                                        121,198   9,413,449
#   Sinclair Broadcast Group, Inc. Class A                       224,876   7,589,565
#   Sirius XM Holdings, Inc.                                     520,537   2,456,935
#   Six Flags Entertainment Corp.                                121,738   7,253,150
#*  Skechers U.S.A., Inc. Class A                                351,635   8,833,071
*   Skyline Corp.                                                 10,884     113,955
#   Sonic Automotive, Inc. Class A                               114,269   2,673,895
#   Sonic Corp.                                                   97,205   2,420,404
*   Sotheby's                                                    155,888   6,190,312
*   Spanish Broadcasting System, Inc. Class A                      2,346       2,534
    Spartan Motors, Inc.                                          49,297     389,446
    Speedway Motorsports, Inc.                                    68,022   1,461,793
#*  Sportsman's Warehouse Holdings, Inc.                          33,697     250,706
#   Stage Stores, Inc.                                            88,805     248,654
    Standard Motor Products, Inc.                                 65,117   3,247,385
    Stanley Furniture Co., Inc.                                   15,342      14,421
    Staples, Inc.                                                738,865   6,797,558
    Starbucks Corp.                                              347,253  19,175,311
#   Stein Mart, Inc.                                             137,185     502,097
*   Steven Madden, Ltd.                                          173,447   6,105,334
*   Stoneridge, Inc.                                              98,665   1,619,093
#   Strattec Security Corp.                                        5,021     154,647
#*  Strayer Education, Inc.                                       50,280   4,072,680
#   Sturm Ruger & Co., Inc.                                       41,089   2,167,445
    Superior Industries International, Inc.                       46,522   1,072,332
    Superior Uniform Group, Inc.                                  25,866     440,239
*   Sypris Solutions, Inc.                                        26,299      23,932
#   Tailored Brands, Inc.                                         50,813   1,079,776
*   Tandy Leather Factory, Inc.                                   25,740     199,485
    Target Corp.                                                 395,060  25,473,469
*   Taylor Morrison Home Corp. Class A                            66,622   1,292,467
    TEGNA, Inc.                                                  472,165  10,817,300
#*  Tempur Sealy International, Inc.                              71,668   3,081,724
#*  Tenneco, Inc.                                                131,718   8,884,379
#*  Tesla Motors, Inc.                                            15,147   3,815,984
    Texas Roadhouse, Inc.                                        171,921   8,018,395
    Thor Industries, Inc.                                        186,123  19,263,730
#   Tiffany & Co.                                                170,627  13,431,757
#*  Tile Shop Holdings, Inc.                                      42,491     811,578
*   Tilly's, Inc. Class A                                         15,774     211,372
    Time Warner, Inc.                                            819,384  79,357,340
    Time, Inc.                                                   191,147   3,679,580
    TJX Cos., Inc. (The)                                         152,101  11,395,407
#*  Toll Brothers, Inc.                                          362,535  11,369,098
*   TopBuild Corp.                                                28,964   1,074,854
    Tower International, Inc.                                     66,621   1,745,470
*   Town Sports International Holdings, Inc.                      30,008      88,524
#   Tractor Supply Co.                                            95,125   7,007,859
*   Trans World Entertainment Corp.                                1,798       4,945
#*  TRI Pointe Group, Inc.                                       307,798   3,776,681
#*  TripAdvisor, Inc.                                             53,030   2,805,287

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES      VALUE+
                                                                 ------- --------------
Consumer Discretionary -- (Continued)
#*  Tuesday Morning Corp.                                         84,310 $      362,533
#   Tupperware Brands Corp.                                       57,832      3,490,740
    Twenty-First Century Fox, Inc. Class A                       545,865     17,129,244
    Twenty-First Century Fox, Inc. Class B                       219,448      6,805,082
*   Ulta Salon Cosmetics & Fragrance, Inc.                        39,676     10,802,981
#*  Under Armour, Inc. Class A                                    48,716      1,046,907
*   Under Armour, Inc. Class C                                    47,353        910,125
*   Unifi, Inc.                                                   29,734        799,547
#*  Universal Electronics, Inc.                                   35,727      2,125,756
    Universal Technical Institute, Inc.                           35,790        114,886
#*  Urban Outfitters, Inc.                                       351,858      9,338,311
*   US Auto Parts Network, Inc.                                   39,333        133,339
    Vail Resorts, Inc.                                            58,684     10,066,653
#*  Vera Bradley, Inc.                                            40,395        462,927
#   VF Corp.                                                      98,656      5,078,811
#   Viacom, Inc. Class A                                           8,444        382,091
    Viacom, Inc. Class B                                         582,858     24,561,636
*   Vista Outdoor, Inc.                                          148,627      4,281,944
*   Visteon Corp.                                                111,275      9,966,902
#*  Vitamin Shoppe, Inc.                                          75,948      1,644,274
*   VOXX International Corp.                                      45,251        190,054
*   Walking Co. Holdings, Inc. (The)                                 329          1,974
    Walt Disney Co. (The)                                        911,498    100,857,254
*   WCI Communities, Inc.                                         11,593        271,276
#*  Weight Watchers International, Inc.                           34,160        425,292
#   Wendy's Co. (The)                                            860,065     11,636,679
*   West Marine, Inc.                                             38,525        357,127
#   Weyco Group, Inc.                                             12,731        358,760
    Whirlpool Corp.                                              116,370     20,351,949
#*  William Lyon Homes Class A                                    29,918        528,053
#   Williams-Sonoma, Inc.                                        210,146     10,131,139
#   Wingstop, Inc.                                                 1,753         49,908
#   Winmark Corp.                                                  6,317        699,608
#   Winnebago Industries, Inc.                                    98,135      3,081,439
#   Wolverine World Wide, Inc.                                   268,941      6,317,424
#   World Wrestling Entertainment, Inc. Class A                   19,098        373,939
#   Wyndham Worldwide Corp.                                      155,396     12,285,608
    Wynn Resorts, Ltd.                                            25,742      2,611,011
    Yum! Brands, Inc.                                             93,374      6,118,798
*   ZAGG, Inc.                                                    95,312        638,590
#*  Zumiez, Inc.                                                  83,902      1,682,235
                                                                         --------------
Total Consumer Discretionary                                              2,704,252,783
                                                                         --------------
Consumer Staples -- (6.1%)
#   Alico, Inc.                                                   13,299        358,408
#*  Alliance One International, Inc.                              18,445        307,109
    Altria Group, Inc.                                           500,555     35,629,505
    Andersons, Inc. (The)                                         61,818      2,333,630
    Archer-Daniels-Midland Co.                                   337,014     14,916,240
#*  Avon Products, Inc.                                          763,536      4,481,956
#   B&G Foods, Inc.                                              188,255      8,349,109
#*  Blue Buffalo Pet Products, Inc.                              147,685      3,581,361
#*  Boston Beer Co., Inc. (The) Class A                           24,595      3,780,252

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Consumer Staples -- (Continued)
*   Bridgford Foods Corp.                                            7,329 $    87,105
#   Brown-Forman Corp. Class A                                      38,688   1,809,825
    Brown-Forman Corp. Class B                                      63,030   2,874,168
    Bunge, Ltd.                                                    218,174  15,099,823
#   Cal-Maine Foods, Inc.                                          143,614   5,988,704
#   Calavo Growers, Inc.                                            40,212   2,223,724
#   Campbell Soup Co.                                              145,191   9,035,236
#   Casey's General Stores, Inc.                                   113,092  12,994,271
*   CCA Industries, Inc.                                             5,962      15,501
*   Central Garden & Pet Co.                                        26,310     864,284
*   Central Garden & Pet Co. Class A                                87,266   2,686,047
#*  Chefs' Warehouse, Inc. (The)                                    42,430     708,581
#   Church & Dwight Co., Inc.                                      161,644   7,309,542
#   Clorox Co. (The)                                                66,248   7,949,760
#   Coca-Cola Bottling Co. Consolidated                             25,660   4,332,434
    Coca-Cola Co. (The)                                          1,358,590  56,476,586
*   Coffee Holding Co., Inc.                                         5,400      24,570
    Colgate-Palmolive Co.                                          191,018  12,335,942
    Conagra Brands, Inc.                                           235,354   9,199,988
    Constellation Brands, Inc. Class A                              81,883  12,262,798
#   Constellation Brands, Inc. Class B                               5,100     771,528
    Costco Wholesale Corp.                                         133,390  21,869,290
#   Coty, Inc. Class A                                             979,025  18,797,280
#*  Craft Brew Alliance, Inc.                                       44,936     683,027
*   Crimson Wine Group, Ltd.                                        24,913     232,438
#   CVS Health Corp.                                               951,257  74,968,564
*   Darling Ingredients, Inc.                                      341,501   4,098,012
#   Dean Foods Co.                                                 319,683   6,348,904
    Dr Pepper Snapple Group, Inc.                                  124,141  11,321,659
#*  Edgewell Personal Care Co.                                     148,999  11,747,081
    Energizer Holdings, Inc.                                        66,797   3,371,245
    Estee Lauder Cos., Inc. (The) Class A                           44,234   3,592,243
*   Farmer Brothers Co.                                             38,550   1,341,540
#   Flowers Foods, Inc.                                            440,203   8,852,482
    Fresh Del Monte Produce, Inc.                                  129,685   7,424,466
    General Mills, Inc.                                            169,174  10,569,992
#*  Hain Celestial Group, Inc. (The)                               198,495   7,852,462
#*  Herbalife, Ltd.                                                 93,162   5,235,704
    Hershey Co. (The)                                               23,910   2,521,788
#   Hormel Foods Corp.                                             316,053  11,472,724
*   HRG Group, Inc.                                                312,475   5,258,954
    Ingles Markets, Inc. Class A                                    38,682   1,750,361
    Ingredion, Inc.                                                185,394  23,765,657
    Inter Parfums, Inc.                                             58,288   1,987,621
#*  Inventure Foods, Inc.                                           11,729      70,257
    J&J Snack Foods Corp.                                           52,481   6,695,001
    JM Smucker Co. (The)                                           141,982  19,288,255
    John B. Sanfilippo & Son, Inc.                                  12,651     832,309
    Kellogg Co.                                                     72,936   5,303,177
    Kimberly-Clark Corp.                                            75,775   9,178,626
    Kraft Heinz Co. (The)                                          293,085  26,169,560
    Kroger Co. (The)                                               485,320  16,481,467
    Lamb Weston Holdings, Inc.                                      70,727   2,642,361

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
Consumer Staples -- (Continued)
    Lancaster Colony Corp.                                          55,495 $  7,272,620
*   Landec Corp.                                                    61,901      779,953
*   Lifeway Foods, Inc.                                              8,037       86,558
    Limoneira Co.                                                    2,051       34,867
    Mannatech, Inc.                                                  2,600       51,610
#   McCormick & Co., Inc. Non-Voting                                52,305    4,997,743
    McCormick & Co., Inc. Voting                                     3,330      318,015
#   Mead Johnson Nutrition Co.                                     100,437    7,076,791
    Medifast, Inc.                                                  59,753    2,519,784
#   MGP Ingredients, Inc.                                           63,038    2,672,181
    Molson Coors Brewing Co. Class A                                 1,020       98,226
    Molson Coors Brewing Co. Class B                               124,702   12,036,237
    Mondelez International, Inc. Class A                         1,063,522   47,092,754
#*  Monster Beverage Corp.                                         197,703    8,422,148
    National Beverage Corp.                                         67,691    3,397,411
*   Natural Alternatives International, Inc.                         7,028       80,119
#*  Natural Grocers by Vitamin Cottage, Inc.                        12,339      155,965
    Natural Health Trends Corp.                                     13,644      342,192
    Nature's Sunshine Products, Inc.                                   400        5,100
#   Nu Skin Enterprises, Inc. Class A                              153,860    7,982,257
    Nutraceutical International Corp.                               15,620      523,270
    Ocean Bio-Chem, Inc.                                             3,100       11,780
    Oil-Dri Corp. of America                                        10,862      365,506
*   Omega Protein Corp.                                             52,838    1,318,308
#   Orchids Paper Products Co.                                      12,261      334,848
    PepsiCo, Inc.                                                  441,915   45,861,939
    Philip Morris International, Inc.                              351,818   33,820,264
#   Pilgrim's Pride Corp.                                          203,747    3,899,718
    Pinnacle Foods, Inc.                                           310,544   16,517,835
#*  Post Holdings, Inc.                                            148,650   12,439,032
#   PriceSmart, Inc.                                                59,371    5,028,724
*   Primo Water Corp.                                                5,307       68,566
    Procter & Gamble Co. (The)                                   1,378,860  120,788,136
*   Revlon, Inc. Class A                                            65,000    2,174,250
    Reynolds American, Inc.                                        502,900   30,239,377
*   Rite Aid Corp.                                                 664,334    3,733,557
    Rocky Mountain Chocolate Factory, Inc.                          10,758      117,908
#   Sanderson Farms, Inc.                                           87,476    7,960,316
*   Seaboard Corp.                                                   1,240    4,774,000
*   Seneca Foods Corp. Class A                                      13,971      500,860
*   Seneca Foods Corp. Class B                                       1,999       77,061
#*  Smart & Final Stores, Inc.                                       5,745       82,441
#   Snyder's-Lance, Inc.                                           231,984    8,903,546
    SpartanNash Co.                                                 75,787    2,869,296
#   Spectrum Brands Holdings, Inc.                                 113,314   15,114,954
#*  Sprouts Farmers Market, Inc.                                   180,500    3,369,935
*   SUPERVALU, Inc.                                                566,460    2,220,523
    Sysco Corp.                                                    137,385    7,207,217
*   Tofutti Brands, Inc.                                             1,645        2,961
#   Tootsie Roll Industries, Inc.                                   66,022    2,472,524
#*  TreeHouse Foods, Inc.                                          125,175    9,498,279
    Tyson Foods, Inc. Class A                                      381,652   23,963,929
#*  United Natural Foods, Inc.                                     109,506    5,004,424

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U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  SHARES       VALUE+
                                                                 --------- --------------
Consumer Staples -- (Continued)
    United-Guardian, Inc.                                            4,655 $       71,222
    Universal Corp.                                                 38,295      2,604,060
*   USANA Health Sciences, Inc.                                     58,161      3,623,430
#   Vector Group, Ltd.                                             171,075      3,773,915
#   Village Super Market, Inc. Class A                              12,227        370,356
    Wal-Mart Stores, Inc.                                        1,812,617    120,974,059
    Walgreens Boots Alliance, Inc.                                 750,779     61,518,831
#   WD-40 Co.                                                       31,440      3,305,916
    Weis Markets, Inc.                                              46,448      2,760,869
*   WhiteWave Foods Co. (The)                                      125,424      6,905,845
#   Whole Foods Market, Inc.                                       465,225     14,059,099
                                                                           --------------
Total Consumer Staples                                                      1,267,167,911
                                                                           --------------
Energy -- (6.3%)
*   Abraxas Petroleum Corp.                                         78,548        194,014
    Adams Resources & Energy, Inc.                                   7,057        273,459
    Alon USA Energy, Inc.                                          183,079      2,061,470
    Anadarko Petroleum Corp.                                       256,584     17,840,285
#*  Antero Resources Corp.                                         117,586      2,870,274
#   Apache Corp.                                                   278,515     16,660,767
    Archrock, Inc.                                                 108,389      1,582,479
#   Atwood Oceanics, Inc.                                          190,924      2,321,636
    Baker Hughes, Inc.                                             218,082     13,756,613
*   Barnwell Industries, Inc.                                       10,714         17,946
#*  Bill Barrett Corp.                                              98,255        643,570
#   Bristow Group, Inc.                                             59,800      1,056,068
    Cabot Oil & Gas Corp.                                          322,806      6,933,873
*   Callon Petroleum Co.                                           222,949      3,406,661
#*  CARBO Ceramics, Inc.                                            30,729        436,352
    Cheniere Energy Partners L.P. Holdings LLC                      12,239        279,661
#*  Cheniere Energy, Inc.                                          109,205      5,203,618
#*  Chesapeake Energy Corp.                                        847,826      5,468,478
    Chevron Corp.                                                1,140,972    127,047,232
    Cimarex Energy Co.                                             124,185     16,791,054
#*  Clayton Williams Energy, Inc.                                   33,345      4,850,030
*   Clean Energy Fuels Corp.                                       131,913        341,655
#*  Cloud Peak Energy, Inc.                                        125,690        715,176
#*  Cobalt International Energy, Inc.                              651,818        639,303
#*  Concho Resources, Inc.                                          98,672     13,758,824
    ConocoPhillips                                                 669,213     32,630,826
#   CONSOL Energy, Inc.                                            581,602      9,852,338
*   Contango Oil & Gas Co.                                          44,055        356,845
#*  Continental Resources, Inc.                                    191,846      9,316,042
#   Core Laboratories NV                                            61,826      7,223,132
#   CVR Energy, Inc.                                                93,994      2,087,607
*   Dawson Geophysical Co.                                          34,111        270,159
    Delek US Holdings, Inc.                                        168,449      3,773,258
*   Denbury Resources, Inc.                                        559,157      1,873,176
    Devon Energy Corp.                                             209,914      9,559,484
#   DHT Holdings, Inc.                                             193,359        906,854
*   Diamond Offshore Drilling, Inc.                                312,849      5,124,467
#*  Diamondback Energy, Inc.                                       143,430     15,084,533
#*  Dorian LPG, Ltd.                                                 4,305         48,690

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CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
Energy -- (Continued)
#*  Dril-Quip, Inc.                                                101,974 $  6,342,783
*   Eclipse Resources Corp.                                         13,258       32,615
*   Energen Corp.                                                  110,385    5,948,648
*   ENGlobal Corp.                                                  27,850       77,423
#   EnLink Midstream LLC                                           158,014    2,741,543
    Ensco P.L.C. Class A                                            24,696      269,680
    EOG Resources, Inc.                                            337,966   34,330,586
#*  EP Energy Corp. Class A                                         75,026      393,136
#   EQT Corp.                                                       60,146    3,646,652
*   Era Group, Inc.                                                 48,404      758,007
    Evolution Petroleum Corp.                                       23,938      208,261
*   Exterran Corp.                                                  54,194    1,681,098
    Exxon Mobil Corp.                                            2,891,386  242,558,372
#*  Forum Energy Technologies, Inc.                                193,650    4,202,205
#   Frank's International NV                                        97,470    1,154,045
    GasLog, Ltd.                                                    71,226    1,189,474
#*  Gastar Exploration, Inc.                                       174,422      296,517
#*  Geospace Technologies Corp.                                     18,034      420,914
    Green Plains, Inc.                                              69,330    1,559,925
    Gulf Island Fabrication, Inc.                                   22,399      311,346
#*  Gulfmark Offshore, Inc. Class A                                 47,667       81,034
*   Gulfport Energy Corp.                                          291,205    6,086,184
    Halliburton Co.                                                578,232   32,710,584
*   Helix Energy Solutions Group, Inc.                             357,912    3,035,094
#   Helmerich & Payne, Inc.                                        187,315   13,329,335
#   Hess Corp.                                                     284,959   15,439,079
#*  HKN, Inc.                                                          278        2,641
#   HollyFrontier Corp.                                            257,564    7,461,629
#*  Hornbeck Offshore Services, Inc.                                67,568      489,868
*   International Seaways, Inc.                                      2,679       46,561
*   ION Geophysical Corp.                                           18,303      106,157
#*  Jones Energy, Inc. Class A                                       1,842        8,197
    Kinder Morgan, Inc.                                            871,979   19,480,011
#*  Kosmos Energy, Ltd.                                            452,809    2,961,371
#*  Laredo Petroleum, Inc.                                         329,239    4,461,188
    Marathon Oil Corp.                                             768,528   12,872,844
    Marathon Petroleum Corp.                                       599,359   28,799,200
*   Matrix Service Co.                                              73,231    1,640,374
#*  McDermott International, Inc.                                  394,379    3,194,470
*   Mitcham Industries, Inc.                                        45,830      222,505
#   Murphy Oil Corp.                                               376,480   10,884,037
    Nabors Industries, Ltd.                                        721,718   11,727,917
#   National Oilwell Varco, Inc.                                   274,361   10,373,589
*   Natural Gas Services Group, Inc.                                23,876      685,241
*   Newfield Exploration Co.                                       236,703    9,487,056
#*  Newpark Resources, Inc.                                        233,099    1,759,897
#   Noble Corp. P.L.C.                                             588,401    3,971,707
    Noble Energy, Inc.                                             447,784   17,803,892
#   Nordic American Offshore, Ltd.                                      78          214
#   Nordic American Tankers, Ltd.                                    9,013       77,872
#*  Northern Oil and Gas, Inc.                                     123,983      446,339
*   Oasis Petroleum, Inc.                                          456,274    6,451,714
    Occidental Petroleum Corp.                                     334,654   22,679,502

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Energy -- (Continued)
#   Oceaneering International, Inc.                                188,086 $ 5,238,195
#*  Oil States International, Inc.                                 152,059   6,006,330
#   ONEOK, Inc.                                                    195,544  10,776,430
    Overseas Shipholding Group, Inc. Class A                         8,038      39,467
    Panhandle Oil and Gas, Inc. Class A                             39,506     869,132
#*  Par Pacific Holdings, Inc.                                      12,089     175,653
*   Parker Drilling Co.                                            252,886     644,859
*   Parsley Energy, Inc. Class A                                   202,347   7,126,661
#   Patterson-UTI Energy, Inc.                                     396,834  11,127,225
#   PBF Energy, Inc. Class A                                       285,583   6,622,670
#*  PDC Energy, Inc.                                               140,057  10,355,815
#*  PetroQuest Energy, Inc.                                         56,254     237,392
*   PHI, Inc. Non-Voting                                            20,171     319,710
*   PHI, Inc. Voting                                                 2,686      41,955
    Phillips 66                                                    410,767  33,526,803
*   Pioneer Energy Services Corp.                                  106,130     668,619
    Pioneer Natural Resources Co.                                   95,317  17,178,983
*   QEP Resources, Inc.                                            555,373   9,685,705
    Range Resources Corp.                                          332,362  10,748,587
#*  Renewable Energy Group, Inc.                                   145,319   1,264,275
*   REX American Resources Corp.                                    14,981   1,243,872
*   Rice Energy, Inc.                                              403,008   7,991,649
#*  RigNet, Inc.                                                    22,097     436,416
#*  Ring Energy, Inc.                                                5,300      69,960
#*  Rowan Cos. P.L.C. Class A                                      306,094   5,485,204
#   RPC, Inc.                                                      399,723   8,602,039
*   RSP Permian, Inc.                                              270,731  11,522,311
    Schlumberger, Ltd.                                             704,601  58,982,150
#   Scorpio Tankers, Inc.                                          500,592   1,917,267
#*  SEACOR Holdings, Inc.                                           46,289   3,405,482
    SemGroup Corp. Class A                                         115,774   4,596,228
#   Ship Finance International, Ltd.                               143,470   2,152,050
#   SM Energy Co.                                                  212,002   6,468,181
#*  Southwestern Energy Co.                                        593,394   5,346,480
    Spectra Energy Corp.                                           134,771   5,613,212
#   Superior Energy Services, Inc.                                 414,816   7,329,799
#*  Synergy Resources Corp.                                        435,819   3,752,402
    Targa Resources Corp.                                          210,586  12,133,965
#*  TechnipFMC P.L.C.                                              340,871  11,460,083
#   Teekay Corp.                                                   155,434   1,562,112
#   Teekay Tankers, Ltd. Class A                                   106,000     259,700
#*  Tesco Corp.                                                     91,494     786,848
    Tesoro Corp.                                                   282,845  22,868,018
*   TETRA Technologies, Inc.                                       286,730   1,422,181
#   Tidewater, Inc.                                                100,569     221,252
#*  Transocean, Ltd.                                               691,569   9,661,219
#*  Unit Corp.                                                     107,410   2,792,660
    US Silica Holdings, Inc.                                        63,802   3,773,250
#*  Vaalco Energy, Inc.                                            147,005     171,996
    Valero Energy Corp.                                            483,794  31,814,293
#*  Weatherford International P.L.C.                             1,309,100   6,820,411
    Western Refining, Inc.                                         339,181  11,874,727
#*  Whiting Petroleum Corp.                                        415,258   4,605,211

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U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES      VALUE+
                                                                 ------- --------------
Energy -- (Continued)
*   Willbros Group, Inc.                                         101,050 $      306,181
    Williams Cos., Inc. (The)                                    268,370      7,739,791
    World Fuel Services Corp.                                    162,726      7,238,052
*   WPX Energy, Inc.                                             949,674     13,228,959
                                                                         --------------
Total Energy                                                              1,318,468,519
                                                                         --------------
Financials -- (16.9%)
    1st Constitution Bancorp                                       5,728         96,230
    1st Source Corp.                                              58,098      2,620,801
#   Access National Corp.                                         12,232        326,350
*   Affiliated Managers Group, Inc.                               74,275     11,316,539
    Aflac, Inc.                                                  311,940     21,832,681
*   Alleghany Corp.                                               16,016      9,794,905
    Allied World Assurance Co. Holdings AG                       211,989     11,262,976
    Allstate Corp. (The)                                         277,524     20,872,580
    Ally Financial, Inc.                                         772,683     16,319,065
#*  Ambac Financial Group, Inc.                                   64,306      1,345,282
    American Equity Investment Life Holding Co.                  264,118      6,233,185
    American Express Co.                                         831,568     63,515,164
    American Financial Group, Inc.                               167,502     14,433,647
    American International Group, Inc.                           629,454     40,448,714
    American National Bankshares, Inc.                             8,616        305,868
#   American National Insurance Co.                               43,227      5,039,836
*   American River Bankshares                                      7,316        109,740
    Ameriprise Financial, Inc.                                   210,669     23,651,809
    Ameris Bancorp                                               101,766      4,589,647
    AMERISAFE, Inc.                                               67,330      4,245,156
    AmeriServ Financial, Inc.                                     18,864         74,513
#   AmTrust Financial Services, Inc.                             476,833     12,583,623
    Aon P.L.C.                                                    92,854     10,464,646
*   Arch Capital Group, Ltd.                                     136,932     12,097,942
    Argo Group International Holdings, Ltd.                       60,733      3,883,875
    Arrow Financial Corp.                                         26,536        936,721
    Arthur J Gallagher & Co.                                     143,772      7,739,247
#   Artisan Partners Asset Management, Inc. Class A               62,992      1,823,618
    Aspen Insurance Holdings, Ltd.                               154,449      8,710,924
    Associated Banc-Corp                                         342,767      8,672,005
    Assurant, Inc.                                               134,214     13,036,206
    Assured Guaranty, Ltd.                                       399,083     15,528,320
*   Asta Funding, Inc.                                            19,482        198,716
    Astoria Financial Corp.                                      308,784      5,839,105
    Atlantic American Corp.                                       11,687         43,826
*   Atlantic Coast Financial Corp.                                 1,723         12,449
*   Atlanticus Holdings Corp.                                     36,049        102,379
*   Atlas Financial Holdings, Inc.                                 3,215         54,655
#   Auburn National Bancorporation, Inc.                           1,955         64,222
    Axis Capital Holdings, Ltd.                                  174,897     11,195,157
    Baldwin & Lyons, Inc. Class A                                  2,126         51,704
    Baldwin & Lyons, Inc. Class B                                 17,951        430,824
#   Banc of California, Inc.                                      70,892      1,120,094
    BancFirst Corp.                                               32,097      3,028,352
    Bancorp of New Jersey, Inc.                                      200          2,770
#*  Bancorp, Inc. (The)                                           81,696        489,359

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CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
Financials -- (Continued)
#   BancorpSouth, Inc.                                             311,791 $  9,260,193
    Bank Mutual Corp.                                              102,907      982,762
    Bank of America Corp.                                        6,156,334  139,379,402
    Bank of Commerce Holdings                                        8,161       81,202
#   Bank of Hawaii Corp.                                           118,326   10,165,387
    Bank of New York Mellon Corp. (The)                            715,523   32,005,344
#   Bank of the Ozarks, Inc.                                       236,848   12,995,850
    BankFinancial Corp.                                             48,482      653,053
#   BankUnited, Inc.                                               246,397    9,412,365
#   Banner Corp.                                                    86,920    4,877,950
    Bar Harbor Bankshares                                           10,555      457,348
    BB&T Corp.                                                     504,409   23,298,652
    BCB Bancorp, Inc.                                                9,933      134,592
    Bear State Financial, Inc.                                       6,577       66,230
    Beneficial Bancorp, Inc.                                       195,115    3,482,803
    Berkshire Bancorp, Inc.                                          3,850       38,847
*   Berkshire Hathaway, Inc. Class B                               426,467   70,000,293
    Berkshire Hills Bancorp, Inc.                                   79,310    2,807,574
#   BGC Partners, Inc. Class A                                     691,678    7,656,875
    BlackRock, Inc.                                                 83,263   31,138,697
    Blue Hills Bancorp, Inc.                                         1,760       33,440
    BNC Bancorp                                                     46,766    1,648,501
#*  BofI Holding, Inc.                                             146,464    4,320,688
    BOK Financial Corp.                                            110,439    9,082,503
    Boston Private Financial Holdings, Inc.                        294,022    4,851,363
#   Bridge Bancorp, Inc.                                             6,374      230,420
    Brookline Bancorp, Inc.                                        230,986    3,638,029
    Brown & Brown, Inc.                                            370,390   15,604,531
#   Bryn Mawr Bank Corp.                                            38,875    1,556,944
    C&F Financial Corp.                                              2,201       95,413
    Calamos Asset Management, Inc. Class A                          35,476      298,708
#   California First National Bancorp                                8,102      130,847
    Camden National Corp.                                           27,384    1,135,888
#   Capital Bank Financial Corp. Class A                            55,296    2,178,662
    Capital City Bank Group, Inc.                                   23,859      493,643
    Capital One Financial Corp.                                    331,679   28,985,428
    Capitol Federal Financial, Inc.                                514,678    7,951,775
    Cardinal Financial Corp.                                        98,667    3,094,197
*   Carolina Bank Holdings, Inc.                                     1,200       33,240
*   Cascade Bancorp                                                 37,490      298,795
    Cathay General Bancorp                                         199,362    7,264,751
    CBOE Holdings, Inc.                                             88,623    7,056,163
    CenterState Banks, Inc.                                        102,629    2,503,121
    Central Pacific Financial Corp.                                 57,601    1,804,639
    Century Bancorp, Inc. Class A                                    3,952      238,306
    Charles Schwab Corp. (The)                                     437,598   18,046,542
    Charter Financial Corp.                                          4,056       69,682
    Chemical Financial Corp.                                       150,557    7,442,033
    Chubb, Ltd.                                                    241,947   31,813,611
    Cincinnati Financial Corp.                                     207,502   14,645,491
    CIT Group, Inc.                                                192,802    7,941,514
    Citigroup, Inc.                                              1,701,626   95,001,780
    Citizens Community Bancorp, Inc.                                 5,940       74,012

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
    Citizens Financial Group, Inc.                               360,420 $13,036,391
    Citizens Holding Co.                                           2,412      61,506
#*  Citizens, Inc.                                                80,221     742,846
#   City Holding Co.                                              31,869   2,074,353
#   Clifton Bancorp, Inc.                                         55,338     858,846
    CME Group, Inc.                                              196,112  23,745,241
#   CNA Financial Corp.                                          156,069   6,500,274
    CNB Financial Corp.                                           13,395     314,247
    CNO Financial Group, Inc.                                    360,876   6,824,165
#   CoBiz Financial, Inc.                                        122,816   2,151,736
    Codorus Valley Bancorp, Inc.                                   3,621      92,951
    Cohen & Steers, Inc.                                          50,670   1,767,876
*   Colony Bankcorp, Inc.                                          3,512      48,641
    Columbia Banking System, Inc.                                187,816   7,467,564
    Comerica, Inc.                                               182,038  12,293,026
#   Commerce Bancshares, Inc.                                    252,447  14,270,829
    Commercial National Financial Corp.                            2,306      50,501
#   Community Bank System, Inc.                                  122,986   7,177,463
*   Community Bankers Trust Corp.                                  4,068      30,510
    Community Trust Bancorp, Inc.                                 41,540   1,921,225
    Community West Bancshares                                      3,113      31,597
    ConnectOne Bancorp, Inc.                                      30,920     763,724
*   Consumer Portfolio Services, Inc.                             84,206     402,505
#*  Cowen Group, Inc. Class A                                     48,213     723,195
    Crawford & Co. Class A                                        36,655     338,692
#   Crawford & Co. Class B                                        41,704     505,452
#*  Credit Acceptance Corp.                                       53,759  11,035,648
#   Cullen/Frost Bankers, Inc.                                   137,762  12,315,923
#*  Customers Bancorp, Inc.                                       58,697   2,022,699
#   CVB Financial Corp.                                          383,991   8,655,157
    Diamond Hill Investment Group, Inc.                            6,148   1,243,126
    Dime Community Bancshares, Inc.                              125,217   2,679,644
    Discover Financial Services                                  437,054  30,279,101
    Donegal Group, Inc. Class A                                   49,373     813,173
    Donegal Group, Inc. Class B                                    5,678      92,409
*   Donnelley Financial Solutions, Inc.                           51,686   1,244,599
*   E*TRADE Financial Corp.                                      302,699  11,336,078
    Eagle Bancorp Montana, Inc.                                      751      15,696
*   Eagle Bancorp, Inc.                                           72,552   4,443,810
    East West Bancorp, Inc.                                      320,194  16,470,779
    Eastern Virginia Bankshares, Inc.                              3,292      32,920
#   Eaton Vance Corp.                                            232,257   9,738,536
#*  eHealth, Inc.                                                 27,417     336,132
    EMC Insurance Group, Inc.                                     38,881   1,133,381
    Employers Holdings, Inc.                                      92,017   3,354,020
*   Encore Capital Group, Inc.                                    81,158   2,511,840
    Endurance Specialty Holdings, Ltd.                           181,263  16,801,267
#*  Enova International, Inc.                                     71,579   1,009,264
*   Enstar Group, Ltd.                                            30,881   5,980,106
#   Enterprise Bancorp, Inc.                                       9,230     310,220
    Enterprise Financial Services Corp.                           41,515   1,729,100
#   Erie Indemnity Co. Class A                                    67,238   7,538,052
    ESSA Bancorp, Inc.                                            19,001     300,786

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CONTINUED


                                                              SHARES    VALUE+
                                                              ------- -----------
Financials -- (Continued)
*          Essent Group, Ltd.                                  28,021 $   968,686
           Evans Bancorp, Inc.                                  2,684      99,040
           EverBank Financial Corp.                           177,775   3,454,168
#          Evercore Partners, Inc. Class A                    118,960   9,213,452
           Everest Re Group, Ltd.                              66,225  14,564,864
#*         Ezcorp, Inc. Class A                               129,370   1,280,763
#          FactSet Research Systems, Inc.                      39,653   6,861,952
#          Farmers Capital Bank Corp.                           7,346     272,904
           FBL Financial Group, Inc. Class A                   44,583   3,111,893
*          FCB Financial Holdings, Inc. Class A                47,309   2,221,158
           Federal Agricultural Mortgage Corp. Class A          1,506      90,360
#          Federal Agricultural Mortgage Corp. Class C         20,865   1,161,346
#          Federated Investors, Inc. Class B                  267,185   6,949,482
           Federated National Holding Co.                      48,967     898,055
#          Fidelity & Guaranty Life                             3,316      79,418
           Fidelity Southern Corp.                             45,659   1,061,572
           Fifth Third Bancorp                                974,265  25,428,316
#          Financial Engines, Inc.                             27,888   1,075,082
           Financial Institutions, Inc.                        27,285     899,041
#*         First Acceptance Corp.                              34,466      54,801
           First American Financial Corp.                     365,929  13,751,612
*          First BanCorp(318672706)                           158,275   1,063,608
           First Bancorp(318910106)                            37,192   1,088,610
           First Bancorp of Indiana, Inc.                         700      13,286
#          First Bancorp, Inc.                                 14,344     387,288
*          First Bancshares, Inc.                                 569       6,544
           First Bancshares, Inc. (The)                           588      16,258
           First Busey Corp.                                   96,796   2,831,283
           First Business Financial Services, Inc.              4,526     109,665
           First Citizens BancShares, Inc. Class A             21,400   7,848,236
           First Commonwealth Financial Corp.                 251,170   3,546,520
           First Community Bancshares, Inc.                    36,579   1,064,449
           First Defiance Financial Corp.                      17,109     829,102
           First Federal of Northern Michigan Bancorp, Inc.     1,458      11,956
           First Financial Bancorp                            181,047   4,987,845
#          First Financial Bankshares, Inc.                   105,660   4,506,399
           First Financial Corp.                               20,169     975,171
           First Financial Northwest, Inc.                     22,460     466,045
#          First Horizon National Corp.                       648,872  12,977,440
#          First Interstate BancSystem, Inc. Class A           72,915   3,000,452
           First Merchants Corp.                               84,942   3,255,827
           First Midwest Bancorp, Inc.                        301,997   7,332,487
#*         First NBC Bank Holding Co.                          36,434     145,736
           First of Long Island Corp. (The)                       901      24,417
(degrees)* First Place Financial Corp.                         23,310          --
           First Republic Bank                                120,705  11,386,103
           First South Bancorp, Inc.                           10,177     126,093
*          First United Corp.                                   5,415      77,434
           FirstCash, Inc.                                    163,433   6,978,589
*          Flagstar Bancorp, Inc.                              91,195   2,350,095
           Flushing Financial Corp.                            75,618   2,056,810
#          FNB Corp.                                          478,674   7,151,390
#          FNF Group                                          339,723  12,012,605

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
*   FNFV Group                                                     115,118 $ 1,496,534
    Franklin Resources, Inc.                                       269,800  10,721,852
    Fulton Financial Corp.                                         416,928   7,588,090
#*  FXCM, Inc. Class A                                               5,025      35,175
    Gain Capital Holdings, Inc.                                     89,464     671,875
    GAINSCO, Inc.                                                    1,100      17,298
#   GAMCO Investors, Inc. Class A                                   12,793     373,556
#*  Genworth Financial, Inc. Class A                               871,322   2,927,642
#   German American Bancorp, Inc.                                   26,032   1,249,276
    Glacier Bancorp, Inc.                                          247,020   8,776,621
*   Global Indemnity, Ltd.                                          32,025   1,265,308
    Goldman Sachs Group, Inc. (The)                                199,719  45,799,561
    Gouverneur Bancorp, Inc.                                           600      10,890
#   Great Southern Bancorp, Inc.                                    31,930   1,598,096
#   Great Western Bancorp, Inc.                                     18,991     811,865
*   Green Dot Corp. Class A                                        151,394   4,057,359
#   Greenhill & Co., Inc.                                           67,626   1,998,348
#*  Greenlight Capital Re, Ltd. Class A                             85,355   1,929,023
    Guaranty Bancorp                                                12,631     305,670
    Guaranty Federal Bancshares, Inc.                                1,840      37,536
*   Hallmark Financial Services, Inc.                               43,645     477,476
#   Hancock Holding Co.                                            243,535  11,166,080
#   Hanmi Financial Corp.                                          105,492   3,497,060
    Hanover Insurance Group, Inc. (The)                            117,110   9,830,213
    Harleysville Savings Financial Corp.                             3,569      71,773
    Hartford Financial Services Group, Inc. (The)                  430,024  20,946,469
    Hawthorn Bancshares, Inc.                                        3,019      58,418
#   HCI Group, Inc.                                                 43,775   1,810,534
    Heartland Financial USA, Inc.                                   38,734   1,812,751
    Heritage Commerce Corp.                                         68,246     958,174
    Heritage Financial Corp.                                        52,493   1,338,571
#   Heritage Insurance Holdings, Inc.                               23,530     333,655
    Heritage Oaks Bancorp                                              974      13,188
    Hilltop Holdings, Inc.                                         301,208   8,247,075
#   Hingham Institution for Savings                                  1,548     299,368
*   HMN Financial, Inc.                                              2,615      47,724
    Home Bancorp, Inc.                                               8,770     311,949
#   Home BancShares, Inc.                                          336,375   9,061,942
*   HomeStreet, Inc.                                                39,081   1,023,922
*   HomeTrust Bancshares, Inc.                                       3,293      81,502
    Hope Bancorp, Inc.                                             491,526  10,277,809
    HopFed Bancorp, Inc.                                             3,213      45,592
#   Horace Mann Educators Corp.                                     77,478   3,203,715
    Horizon Bancorp                                                 12,016     307,970
    Houlihan Lokey, Inc.                                               393      12,222
    Huntington Bancshares, Inc.                                  1,812,052  24,517,064
    Iberiabank Corp.                                               100,606   8,264,783
    IF Bancorp, Inc.                                                   700      13,563
    Independence Holding Co.                                        18,425     366,657
    Independent Bank Corp.(453836108)                               70,894   4,420,241
    Independent Bank Corp.(453838609)                                8,213     172,473
    Independent Bank Group, Inc.                                     9,891     614,726
    Infinity Property & Casualty Corp.                              19,978   1,735,089

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
Financials -- (Continued)
#   Interactive Brokers Group, Inc. Class A                        231,709 $  8,652,014
    Intercontinental Exchange, Inc.                                365,061   21,304,960
    International Bancshares Corp.                                 175,412    6,507,785
*   INTL. FCStone, Inc.                                             57,859    2,133,840
    Invesco, Ltd.                                                  511,292   14,786,565
    Investment Technology Group, Inc.                              103,611    2,084,653
#   Investors Bancorp, Inc.                                        790,752   11,347,291
#   Investors Title Co.                                              2,281      277,187
    James River Group Holdings, Ltd.                                 4,236      167,957
    Janus Capital Group, Inc.                                      487,779    6,097,237
    JPMorgan Chase & Co.                                         2,756,957  233,321,271
*   KCG Holdings, Inc. Class A                                     106,545    1,488,434
#   Kearny Financial Corp.                                         146,174    2,229,153
#   Kemper Corp.                                                   161,431    6,973,819
    Kentucky First Federal Bancorp                                   3,283       31,189
    KeyCorp                                                      1,157,509   20,800,437
#*  Ladenburg Thalmann Financial Services, Inc.                     16,106       37,044
    Lake Shore Bancorp, Inc.                                           449        7,117
    Lakeland Bancorp, Inc.                                          58,877    1,092,168
    Lakeland Financial Corp.                                        73,806    3,278,463
    Landmark Bancorp, Inc.                                           3,465      105,682
    LegacyTexas Financial Group, Inc.                              126,274    5,217,642
    Legg Mason, Inc.                                               278,317    8,819,866
#*  LendingClub Corp.                                              358,490    2,211,883
#*  LendingTree, Inc.                                               18,558    2,076,640
    Leucadia National Corp.                                        389,888    9,298,829
    Lincoln National Corp.                                         257,890   17,410,154
    Loews Corp.                                                    328,732   15,312,337
    LPL Financial Holdings, Inc.                                   309,759   12,173,529
#   M&T Bank Corp.                                                  67,649   10,997,698
    Macatawa Bank Corp.                                             39,247      401,104
    Mackinac Financial Corp.                                         7,909      105,032
*   Magyar Bancorp, Inc.                                             2,122       27,363
    Maiden Holdings, Ltd.                                          229,395    4,071,761
    MainSource Financial Group, Inc.                                48,374    1,589,570
*   Malvern Bancorp, Inc.                                            2,294       47,142
#   Manning & Napier, Inc.                                           8,718       60,590
#*  Markel Corp.                                                    15,795   14,610,375
    MarketAxess Holdings, Inc.                                      55,975   10,481,319
    Marlin Business Services Corp.                                  24,351      558,855
    Marsh & McLennan Cos., Inc.                                    202,666   13,785,341
#   MB Financial, Inc.                                             201,488    8,972,261
#*  MBIA, Inc.                                                     473,486    4,829,557
#   MBT Financial Corp.                                             13,759      148,597
    Mercantile Bank Corp.                                           19,189      619,805
#   Merchants Bancshares, Inc.                                       9,216      470,016
#   Mercury General Corp.                                          127,346    8,054,634
    Meridian Bancorp, Inc.                                          94,762    1,786,264
    Meta Financial Group, Inc.                                      14,580    1,280,853
    MetLife, Inc.                                                  453,284   24,663,182
*   MGIC Investment Corp.                                          277,958    2,960,253
    Mid Penn Bancorp, Inc.                                           1,624       40,194
    MidSouth Bancorp, Inc.                                          12,123      175,177

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
    MidWestOne Financial Group, Inc.                                 7,672 $   270,898
    Moelis & Co. Class A                                            25,926     884,077
#   Moody's Corp.                                                   49,376   5,118,810
    Morgan Stanley                                                 939,610  39,924,029
    Morningstar, Inc.                                               55,758   4,245,972
*   MSB Financial Corp.                                              1,549      22,151
    MSCI, Inc.                                                     127,858  10,580,249
    MutualFirst Financial, Inc.                                      6,697     209,281
    Nasdaq, Inc.                                                   230,200  16,238,308
    National Bank Holdings Corp. Class A                            67,252   2,185,690
    National General Holdings Corp.                                 66,167   1,620,430
    National Security Group, Inc. (The)                                977      15,769
    National Western Life Group, Inc. Class A                        3,917   1,148,269
#*  Nationstar Mortgage Holdings, Inc.                              21,130     383,298
#   Navient Corp.                                                1,066,816  16,044,913
    Navigators Group, Inc. (The)                                    78,152   4,388,235
#   NBT Bancorp, Inc.                                              110,331   4,494,885
    Nelnet, Inc. Class A                                            85,999   4,216,531
#   New York Community Bancorp, Inc.                               523,146   7,946,588
#*  NewStar Financial, Inc.                                         73,717     654,607
*   Nicholas Financial, Inc.                                         8,516      93,676
*   NMI Holdings, Inc. Class A                                      14,183     153,176
    Northeast Bancorp                                                  301       4,274
    Northeast Community Bancorp, Inc.                               10,493      81,321
    Northern Trust Corp.                                           268,692  22,290,688
#   Northfield Bancorp, Inc.                                       141,578   2,555,483
#   Northrim BanCorp, Inc.                                           8,061     227,723
    Northway Financial, Inc.                                         2,363      65,928
#   Northwest Bancshares, Inc.                                     380,352   6,492,609
    Norwood Financial Corp.                                          2,272      82,905
    OceanFirst Financial Corp.                                      54,019   1,534,680
#*  Ocwen Financial Corp.                                          183,013     964,479
    OFG Bancorp                                                    136,038   1,802,503
    Ohio Valley Banc Corp.                                           3,467      97,076
    Old Line Bancshares, Inc.                                        5,359     143,675
    Old National Bancorp.                                          364,894   6,476,868
    Old Point Financial Corp.                                          700      19,565
    Old Republic International Corp.                               687,873  14,307,758
    Old Second Bancorp, Inc.                                        13,666     147,593
    OM Asset Management P.L.C.                                      21,393     301,641
    OneBeacon Insurance Group, Ltd. Class A                         76,068   1,234,584
#*  OneMain Holdings, Inc.                                         199,336   4,461,140
    Oppenheimer Holdings, Inc. Class A                              16,285     278,473
    Opus Bank                                                       20,869     424,684
    Oritani Financial Corp.                                        147,307   2,555,776
    Pacific Continental Corp.                                       28,972     718,506
*   Pacific Mercantile Bancorp                                      10,106      72,258
*   Pacific Premier Bancorp, Inc.                                   56,766   2,233,742
#   PacWest Bancorp                                                276,279  15,305,857
#   Park National Corp.                                             23,608   2,615,530
    Park Sterling Corp.                                             27,958     327,109
*   Patriot National Bancorp, Inc.                                     130       1,820
    PB Bancorp, Inc.                                                 3,978      40,377

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
    Peapack Gladstone Financial Corp.                               15,390 $   464,855
#   Penns Woods Bancorp, Inc.                                        6,223     287,503
#*  PennyMac Financial Services, Inc. Class A                       11,050     186,745
#   People's United Financial, Inc.                                660,541  12,385,144
    Peoples Bancorp of North Carolina, Inc.                          4,359     113,334
    Peoples Bancorp, Inc.                                           24,167     750,385
*   PHH Corp.                                                      136,705   1,993,159
#*  PICO Holdings, Inc.                                             40,315     574,489
    Pinnacle Financial Partners, Inc.                              111,859   7,477,774
#*  Piper Jaffray Cos.                                              23,362   1,647,021
    PNC Financial Services Group, Inc. (The)                       322,658  38,867,383
    Popular, Inc.                                                  230,501  10,241,159
#*  PRA Group, Inc.                                                132,836   5,286,873
    Preferred Bank                                                   7,180     397,844
    Premier Financial Bancorp, Inc.                                  7,427     136,063
#   Primerica, Inc.                                                162,492  12,260,021
#   Principal Financial Group, Inc.                                353,141  20,160,820
    PrivateBancorp, Inc.                                           211,232  11,545,941
    ProAssurance Corp.                                             137,984   7,506,330
    Progressive Corp. (The)                                        650,690  24,361,834
#   Prosperity Bancshares, Inc.                                    162,587  11,808,694
    Provident Financial Holdings, Inc.                              13,977     258,994
#   Provident Financial Services, Inc.                             153,028   4,050,651
#   Prudential Bancorp, Inc.                                         6,262     109,773
    Prudential Financial, Inc.                                     205,836  21,635,422
    Pzena Investment Management, Inc. Class A                        7,981      79,730
    QCR Holdings, Inc.                                               3,047     127,822
    Radian Group, Inc.                                             195,407   3,595,489
    Raymond James Financial, Inc.                                  168,534  12,628,253
*   Regional Management Corp.                                        7,750     193,827
    Regions Financial Corp.                                      1,454,886  20,964,907
    Reinsurance Group of America, Inc.                              84,731  10,631,199
    RenaissanceRe Holdings, Ltd.                                   102,990  14,039,597
    Renasant Corp.                                                 113,811   4,529,678
    Republic Bancorp, Inc. Class A                                  27,977     969,403
#*  Republic First Bancorp, Inc.                                    20,055     151,415
    Riverview Bancorp, Inc.                                         12,542      96,197
#   RLI Corp.                                                      101,371   6,023,465
*   Royal Bancshares of Pennsylvania, Inc. Class A                  13,512      53,643
    S&P Global, Inc.                                                62,141   7,468,105
    S&T Bancorp, Inc.                                               67,745   2,548,567
#*  Safeguard Scientifics, Inc.                                     51,562     621,322
    Safety Insurance Group, Inc.                                    56,259   4,033,770
    Salisbury Bancorp, Inc.                                          1,248      48,422
    Sandy Spring Bancorp, Inc.                                      50,450   2,066,936
#*  Santander Consumer USA Holdings, Inc.                          418,452   5,531,935
    SB Financial Group, Inc.                                         2,715      48,191
*   Seacoast Banking Corp. of Florida                               32,487     707,567
*   Security National Financial Corp. Class A                        5,949      41,645
    SEI Investments Co.                                            105,678   5,126,440
*   Select Bancorp, Inc.                                             2,277      23,521
#   Selective Insurance Group, Inc.                                161,804   6,747,227
#   ServisFirst Bancshares, Inc.                                    60,792   2,434,112

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
    Shore Bancshares, Inc.                                           6,595 $   106,114
    SI Financial Group, Inc.                                        10,889     163,879
    Siebert Financial Corp.                                          8,302      26,151
    Sierra Bancorp                                                  18,333     490,591
*   Signature Bank                                                  76,997  12,128,567
#   Simmons First National Corp. Class A                            70,681   4,251,462
*   SLM Corp.                                                    1,218,019  14,470,066
#   South State Corp.                                               68,153   6,092,878
*   Southern First Bancshares, Inc.                                  3,032     107,333
    Southern Missouri Bancorp, Inc.                                  2,922      98,355
    Southern National Bancorp of Virginia, Inc.                      1,825      29,255
    Southside Bancshares, Inc.                                      51,490   1,758,898
    Southwest Bancorp, Inc.                                         33,848     937,590
    Southwest Georgia Financial Corp.                                1,954      39,569
#   State Auto Financial Corp.                                      56,070   1,416,328
    State Bank Financial Corp.                                      19,518     516,056
    State National Cos., Inc.                                        1,941      26,708
    State Street Corp.                                             238,255  18,155,031
    Sterling Bancorp                                               446,330  10,644,970
    Stewart Information Services Corp.                              93,356   4,077,790
#*  Stifel Financial Corp.                                         132,588   6,673,154
#   Stock Yards Bancorp, Inc.                                       46,945   2,103,136
    Suffolk Bancorp                                                 19,605     812,039
    Summit State Bank                                                4,397      69,253
#   Sun Bancorp, Inc.                                               10,180     254,500
    SunTrust Banks, Inc.                                           283,064  16,083,696
    Sussex Bancorp                                                   3,771      80,134
#*  SVB Financial Group                                             87,830  15,126,961
    Synchrony Financial                                          1,239,074  44,383,631
    Synovus Financial Corp.                                        354,478  14,774,643
    T Rowe Price Group, Inc.                                       218,981  14,768,079
    TCF Financial Corp.                                            520,734   9,034,735
#   TD Ameritrade Holding Corp.                                    397,240  18,332,626
    Territorial Bancorp, Inc.                                       17,602     557,455
#   Teton Advisors, Inc. Class A                                        95       4,095
#*  Texas Capital Bancshares, Inc.                                 126,825  10,463,062
    TFS Financial Corp.                                            355,052   6,209,859
    TheStreet, Inc.                                                 30,782      25,241
    Timberland Bancorp, Inc.                                         5,770     120,651
    Tiptree, Inc.                                                  128,893     844,249
#   Tompkins Financial Corp.                                        31,863   2,885,195
    Torchmark Corp.                                                157,503  11,582,771
#   Towne Bank                                                      59,875   1,927,975
    Travelers Cos., Inc. (The)                                     327,051  38,520,067
    Trico Bancshares                                                39,853   1,469,380
    TrustCo Bank Corp. NY                                          304,270   2,555,868
#   Trustmark Corp.                                                208,366   7,005,265
    U.S. Bancorp.                                                1,202,817  63,328,315
#   UMB Financial Corp.                                            120,439   9,290,664
    Umpqua Holdings Corp.                                          547,564  10,025,897
*   Unico American Corp.                                               100       1,020
    Union Bankshares Corp.                                          94,753   3,483,120
#   Union Bankshares, Inc.                                           2,439     101,218

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  SHARES       VALUE+
                                                                 --------- --------------
Financials -- (Continued)
    United Bancshares, Inc.                                          2,086 $       46,883
#   United Bankshares, Inc.                                        188,675      8,452,640
    United Community Bancorp                                         1,156         19,594
    United Community Banks, Inc.                                   175,454      4,935,521
    United Community Financial Corp.                                11,197         95,286
    United Financial Bancorp, Inc.                                 107,353      1,937,722
#   United Fire Group, Inc.                                         56,032      2,644,710
    United Insurance Holdings Corp.                                 29,376        401,570
*   United Security Bancshares                                       9,685         76,511
    Unity Bancorp, Inc.                                              7,055        116,055
    Universal Insurance Holdings, Inc.                             154,584      4,042,372
    Univest Corp. of Pennsylvania                                   56,771      1,598,104
    Unum Group                                                     254,156     11,546,307
    Validus Holdings, Ltd.                                         189,128     10,780,296
#   Valley National Bancorp                                        560,079      6,782,557
    Value Line, Inc.                                                 7,363        131,798
#   Virtus Investment Partners, Inc.                                21,816      2,377,944
    Voya Financial, Inc.                                           159,229      6,404,190
    VSB Bancorp, Inc.                                                  134          2,049
#   Waddell & Reed Financial, Inc. Class A                         172,542      3,114,383
*   Walker & Dunlop, Inc.                                          119,681      3,759,180
    Washington Federal, Inc.                                       331,449     10,888,100
    Washington Trust Bancorp, Inc.                                  33,744      1,839,048
    Waterstone Financial, Inc.                                      52,579        951,680
    Wayne Savings Bancshares, Inc.                                   1,615         29,070
#   Webster Financial Corp.                                        262,416     13,782,088
    Wells Fargo & Co.                                            4,176,562    235,265,737
    WesBanco, Inc.                                                  94,472      3,920,588
    West Bancorporation, Inc.                                       55,086      1,255,961
#   Westamerica Bancorporation                                      67,002      3,802,363
*   Western Alliance Bancorp                                       294,803     14,557,372
#   Western New England Bancorp, Inc.                               62,879        609,926
    Westwood Holdings Group, Inc.                                   12,140        678,869
    White Mountains Insurance Group, Ltd.                            9,403      8,554,473
#   Willis Towers Watson P.L.C.                                    129,239     16,171,676
    Wintrust Financial Corp.                                       125,387      8,977,709
#   WisdomTree Investments, Inc.                                   235,235      2,422,920
*   World Acceptance Corp.                                          24,217      1,188,328
#   WR Berkley Corp.                                               208,678     14,025,248
    WSFS Financial Corp.                                            54,976      2,490,413
    WVS Financial Corp.                                              2,157         31,816
#*  Xenith Bankshares, Inc.                                             91          2,370
    XL Group, Ltd.                                                 280,092     10,523,056
    Yadkin Financial Corp.                                          81,315      2,602,080
#   Zions Bancorporation                                           317,529     13,396,549
                                                                           --------------
Total Financials                                                            3,548,159,168
                                                                           --------------
Health Care -- (9.3%)
#   Abaxis, Inc.                                                    34,605      1,763,298
    Abbott Laboratories                                          1,267,250     52,933,032
    AbbVie, Inc.                                                   417,097     25,488,798
*   ABIOMED, Inc.                                                   36,312      3,862,507
#*  Acadia Healthcare Co., Inc.                                    121,978      4,680,296

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Health Care -- (Continued)
#*  Accuray, Inc.                                                  2,536 $    14,582
#   Aceto Corp.                                                   78,201   1,492,857
#*  Achillion Pharmaceuticals, Inc.                                  936       3,903
#*  Acorda Therapeutics, Inc.                                     83,128   1,704,124
#*  Adamas Pharmaceuticals, Inc.                                   3,338      52,974
#*  Adcare Health Systems, Inc.                                    4,107       6,694
*   Addus HomeCare Corp.                                          32,406   1,106,665
    Aetna, Inc.                                                  320,649  38,032,178
    Agilent Technologies, Inc.                                   308,147  15,089,959
#*  Air Methods Corp.                                            138,163   4,932,419
#*  Akorn, Inc.                                                  209,431   4,000,132
#*  Albany Molecular Research, Inc.                               57,748   1,062,563
*   Alere, Inc.                                                  169,936   6,287,632
*   Alexion Pharmaceuticals, Inc.                                 38,892   5,082,407
#*  Align Technology, Inc.                                       110,539  10,135,321
#*  Alkermes P.L.C.                                               32,869   1,778,542
*   Allergan P.L.C.                                              179,192  39,223,337
#*  Alliance HealthCare Services, Inc.                            12,755     124,680
*   Allied Healthcare Products, Inc.                               3,482       7,765
#*  Allscripts Healthcare Solutions, Inc.                        448,581   5,252,884
*   Almost Family, Inc.                                           27,102   1,280,570
#*  Alnylam Pharmaceuticals, Inc.                                 24,555     981,954
*   AMAG Pharmaceuticals, Inc.                                    27,690     667,329
*   Amedisys, Inc.                                                62,284   2,853,853
*   American Shared Hospital Services                              4,179      18,806
    AmerisourceBergen Corp.                                       79,923   6,975,679
    Amgen, Inc.                                                  302,107  47,334,125
#*  Amicus Therapeutics, Inc.                                      6,394      35,167
#*  AMN Healthcare Services, Inc.                                190,615   6,833,548
#*  Amphastar Pharmaceuticals, Inc.                               23,421     368,881
    Analogic Corp.                                                28,442   2,208,521
*   AngioDynamics, Inc.                                           73,860   1,188,777
#*  ANI Pharmaceuticals, Inc.                                      6,004     362,942
#*  Anika Therapeutics, Inc.                                      54,617   2,760,343
    Anthem, Inc.                                                 221,103  34,080,816
*   Aptevo Therapeutics, Inc.                                     52,865     105,201
#*  AquaBounty Technologies, Inc.                                    153       2,111
#*  Aralez Pharmaceuticals, Inc.                                  44,728     188,305
#*  ArQule, Inc.                                                  26,787      43,395
*   Arrhythmia Research Technology, Inc.                           1,790       7,536
*   Assembly Biosciences, Inc.                                     4,031      74,856
#*  athenahealth, Inc.                                            21,606   2,722,140
    Atrion Corp.                                                   4,902   2,395,117
*   Aviragen Therapeutics, Inc.                                    5,213       6,777
    Baxter International, Inc.                                   299,233  14,336,253
    Becton Dickinson and Co.                                      71,544  12,684,036
#*  Bio-Rad Laboratories, Inc. Class A                            54,465  10,352,707
*   Bio-Rad Laboratories, Inc. Class B                             2,960     585,266
#   Bio-Techne Corp.                                              51,790   5,269,632
*   Bioanalytical Systems, Inc.                                    1,268       1,078
*   Biogen, Inc.                                                  68,007  18,854,261
#*  BioMarin Pharmaceutical, Inc.                                 24,611   2,156,662
#*  BioScrip, Inc.                                               183,767     251,761

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Health Care -- (Continued)
*   BioSpecifics Technologies Corp.                               14,629 $   750,321
*   BioTelemetry, Inc.                                           102,356   2,359,306
#*  Bluebird Bio, Inc.                                            22,584   1,682,508
*   Boston Scientific Corp.                                      496,145  11,937,249
*   Bovie Medical Corp.                                           16,167      61,111
    Bristol-Myers Squibb Co.                                     260,859  12,823,828
#*  Brookdale Senior Living, Inc.                                302,549   4,529,159
#   Bruker Corp.                                                 172,802   4,100,591
*   Cambrex Corp.                                                112,270   5,888,561
    Cantel Medical Corp.                                          79,179   6,129,246
#*  Capital Senior Living Corp.                                  121,268   2,021,538
#   Cardinal Health, Inc.                                        133,521  10,008,734
#*  Catalent, Inc.                                               203,052   5,433,672
*   Celgene Corp.                                                198,965  23,109,785
*   Centene Corp.                                                249,465  15,783,651
#*  Cerner Corp.                                                  60,976   3,275,021
*   Charles River Laboratories International, Inc.               101,731   8,219,865
#   Chemed Corp.                                                  46,427   7,711,060
    Cigna Corp.                                                  203,814  29,801,683
*   Civitas Solutions, Inc.                                        1,852      33,892
#*  Community Health Systems, Inc.                               343,259   2,196,858
#   Computer Programs & Systems, Inc.                             22,595     510,647
*   Concert Pharmaceuticals, Inc.                                 21,867     193,523
#   CONMED Corp.                                                  55,287   2,465,247
#   Cooper Cos., Inc. (The)                                       36,167   6,676,790
*   Corcept Therapeutics, Inc.                                    10,718      76,205
*   CorVel Corp.                                                  45,111   1,730,007
    CR Bard, Inc.                                                 38,595   9,159,751
#*  Cross Country Healthcare, Inc.                                68,004     984,018
#   CryoLife, Inc.                                                83,711   1,590,509
*   Cumberland Pharmaceuticals, Inc.                              29,618     182,447
*   Cutera, Inc.                                                  22,365     413,753
#*  Cynosure, Inc. Class A                                        59,685   3,187,179
    Danaher Corp.                                                394,062  33,069,683
*   DaVita, Inc.                                                 320,177  20,411,284
    DENTSPLY SIRONA, Inc.                                        241,302  13,681,823
#*  Depomed, Inc.                                                187,676   3,395,059
#*  DexCom, Inc.                                                  27,240   2,156,046
#*  Dicerna Pharmaceuticals, Inc.                                    900       2,241
    Digirad Corp.                                                 23,800     120,190
#*  Diplomat Pharmacy, Inc.                                       36,131     496,440
*   Edwards Lifesciences Corp.                                   101,760   9,793,382
    Eli Lilly & Co.                                              212,044  16,333,749
#*  Emergent BioSolutions, Inc.                                  106,130   3,212,555
*   Enanta Pharmaceuticals, Inc.                                   2,200      72,875
#*  Endo International P.L.C.                                    230,750   2,824,380
#   Ensign Group, Inc. (The)                                     139,230   2,831,938
#*  Envision Healthcare Corp.                                    252,678  17,182,104
*   Enzo Biochem, Inc.                                           110,461     737,879
*   Exactech, Inc.                                                24,651     607,647
#*  Exelixis, Inc.                                                73,799   1,337,238
*   Express Scripts Holding Co.                                  708,012  48,767,867
#*  Five Prime Therapeutics, Inc.                                109,969   5,037,680

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
Health Care -- (Continued)
*   Five Star Quality Care, Inc.                                    21,077 $     60,069
*   Fluidigm Corp.                                                   4,067       25,744
*   Genesis Healthcare, Inc.                                        34,371      141,265
    Gilead Sciences, Inc.                                          353,662   25,622,812
#*  Globus Medical, Inc. Class A                                   190,701    5,026,878
*   Haemonetics Corp.                                              106,023    4,226,077
#*  Halyard Health, Inc.                                            96,494    3,712,124
#*  Hanger, Inc.                                                    63,789      766,744
*   Harvard Bioscience, Inc.                                        60,395      181,185
*   HCA Holdings, Inc.                                              62,915    5,050,816
#*  HealthEquity, Inc.                                              35,394    1,636,972
#   HealthSouth Corp.                                              208,589    8,097,425
#*  HealthStream, Inc.                                              86,555    1,987,303
#*  Henry Schein, Inc.                                              70,911   11,335,832
    Hill-Rom Holdings, Inc.                                        174,943   10,298,894
*   HMS Holdings Corp.                                             179,684    3,263,061
*   Hologic, Inc.                                                  440,257   17,843,616
*   Horizon Pharma P.L.C.                                          423,029    6,924,985
    Humana, Inc.                                                   169,557   33,657,064
*   ICU Medical, Inc.                                               44,310    6,074,901
#*  IDEXX Laboratories, Inc.                                        57,480    7,031,528
#*  Illumina, Inc.                                                  23,007    3,683,421
*   Impax Laboratories, Inc.                                       150,742    1,982,257
*   INC Research Holdings, Inc. Class A                             82,119    4,352,307
*   Incyte Corp.                                                    71,949    8,720,938
#*  Innoviva, Inc.                                                   4,154       44,032
*   Inogen, Inc.                                                    30,560    1,967,147
#*  Insys Therapeutics, Inc.                                        25,530      261,427
*   Integer Holdings Corp.                                          48,459    1,570,072
#*  Integra LifeSciences Holdings Corp.                            169,574    7,076,323
#*  Intuitive Surgical, Inc.                                         8,819    6,108,833
#   Invacare Corp.                                                 102,022    1,173,253
#*  Ionis Pharmaceuticals, Inc.                                     13,935      620,108
#*  iRadimed Corp.                                                   2,040       18,666
*   IRIDEX Corp.                                                    12,103      168,837
#*  Jazz Pharmaceuticals P.L.C.                                     24,763    3,019,105
    Johnson & Johnson                                            1,159,065  131,264,111
*   Juniper Pharmaceuticals, Inc.                                      811        4,217
*   Karyopharm Therapeutics, Inc.                                    1,986       20,555
    Kewaunee Scientific Corp.                                        3,000       76,050
*   Kindred Biosciences, Inc.                                       88,789      581,568
    Kindred Healthcare, Inc.                                       262,509    1,745,685
*   Laboratory Corp. of America Holdings                           123,808   16,616,272
#   Landauer, Inc.                                                  11,345      582,566
#*  Lannett Co., Inc.                                              101,012    2,035,392
    LeMaitre Vascular, Inc.                                         49,735    1,129,482
*   LHC Group, Inc.                                                 40,053    2,007,857
*   LifePoint Health, Inc.                                         115,624    6,862,284
#*  Ligand Pharmaceuticals, Inc.                                    36,470    3,866,185
#*  Lipocine, Inc.                                                  41,781      151,247
*   LivaNova P.L.C.                                                 61,247    2,946,287
#*  Luminex Corp.                                                   85,409    1,726,970
*   Magellan Health, Inc.                                           83,014    6,221,899

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CONTINUED


                                                                          SHARES      VALUE+
                                                                         --------- ------------
Health Care -- (Continued)
*           Mallinckrodt P.L.C.                                            154,637 $  7,535,461
*           Masimo Corp.                                                   126,336    9,295,803
            McKesson Corp.                                                 112,427   15,644,217
(degrees)#* MedCath Corp.                                                   26,258           --
#*          Medicines Co. (The)                                            202,610    7,304,090
*           MediciNova, Inc.                                                 5,363       29,818
#*          MEDNAX, Inc.                                                   141,029    9,639,332
            Medtronic P.L.C.                                               642,842   48,868,849
            Merck & Co., Inc.                                            1,166,009   72,280,898
#           Meridian Bioscience, Inc.                                      118,029    1,546,180
*           Merit Medical Systems, Inc.                                    119,594    3,037,688
*           Mettler-Toledo International, Inc.                              13,911    5,934,850
*           Misonix, Inc.                                                    8,260       87,556
#*          Molina Healthcare, Inc.                                        156,334    8,867,264
*           Momenta Pharmaceuticals, Inc.                                   88,278    1,668,454
*           Mylan NV                                                       298,792   11,369,036
#*          Myriad Genetics, Inc.                                          135,659    2,194,963
            National HealthCare Corp.                                       21,033    1,574,320
            National Research Corp. Class A                                 29,412      513,239
            National Research Corp. Class B                                  4,902      198,923
*           Natus Medical, Inc.                                             73,044    2,852,368
#*          Neogen Corp.                                                    68,487    4,522,881
#*          NeoGenomics, Inc.                                                1,600       12,896
#*          Neurocrine Biosciences, Inc.                                    43,764    1,877,913
#*          NewLink Genetics Corp.                                          10,777      131,156
#*          NuVasive, Inc.                                                 107,433    7,603,033
*           Nuvectra Corp.                                                  15,877      123,523
*           Omnicell, Inc.                                                  86,195    3,094,400
#*          OPKO Health, Inc.                                              346,194    3,008,426
*           OraSure Technologies, Inc.                                     120,898    1,066,320
#*          Orthofix International NV                                       49,347    1,773,531
#           Owens & Minor, Inc.                                            188,242    6,754,123
#*          PAREXEL International Corp.                                    113,911    8,075,151
#           Patterson Cos., Inc.                                           269,568   11,216,724
#           PDL BioPharma, Inc.                                            149,198      328,236
#           PerkinElmer, Inc.                                              151,966    8,083,072
#           Perrigo Co. P.L.C.                                              45,643    3,475,714
            Pfizer, Inc.                                                 4,006,194  127,116,536
*           PharMerica Corp.                                                76,347    1,893,406
            Phibro Animal Health Corp. Class A                              20,878      557,443
*           PRA Health Sciences, Inc.                                       58,868    3,449,076
#*          Premier, Inc. Class A                                           66,933    2,132,485
*           Prestige Brands Holdings, Inc.                                 167,109    8,816,671
#*          Progenics Pharmaceuticals, Inc.                                 18,164      162,023
*           ProPhase Labs, Inc.                                             19,981       37,964
*           Providence Service Corp. (The)                                  47,720    1,844,378
            Psychemedics Corp.                                               1,810       34,155
            Quality Systems, Inc.                                          170,171    2,554,267
#           Quest Diagnostics, Inc.                                        214,056   19,676,028
#*          Quidel Corp.                                                    59,225    1,124,091
#*          Quintiles IMS Holdings, Inc.                                    88,897    6,977,526
*           Quorum Health Corp.                                             85,814      754,305
            R1 RCM, Inc.                                                    10,626       25,874

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
                                                                 SHARES    VALUE+
                                                                 ------- -----------
Health Care -- (Continued)
*   RadNet, Inc.                                                  86,100 $   499,380
*   Regeneron Pharmaceuticals, Inc.                               21,372   7,678,746
#*  Repligen Corp.                                                51,897   1,558,986
#   ResMed, Inc.                                                  67,431   4,554,290
#*  Retrophin, Inc.                                               15,086     295,987
#*  Rigel Pharmaceuticals, Inc.                                  135,614     282,077
*   RTI Surgical, Inc.                                           118,166     384,040
*   SciClone Pharmaceuticals, Inc.                               127,863   1,297,809
*   SeaSpine Holdings Corp.                                       17,658     128,550
#*  Seattle Genetics, Inc.                                        52,004   3,132,721
*   Select Medical Holdings Corp.                                359,976   4,481,701
#   Simulations Plus, Inc.                                         4,400      44,000
    Span-America Medical Systems, Inc.                             3,812      76,011
#*  Spectrum Pharmaceuticals, Inc.                                99,819     465,157
#   STERIS P.L.C.                                                 90,152   6,385,466
#   Stryker Corp.                                                 85,680  10,584,050
#*  Sucampo Pharmaceuticals, Inc. Class A                        108,737   1,212,418
#*  Supernus Pharmaceuticals, Inc.                                88,750   2,400,687
*   Surgical Care Affiliates, Inc.                               109,147   6,166,805
*   Surmodics, Inc.                                               43,052   1,041,858
#*  Taro Pharmaceutical Industries, Ltd.                          31,610   3,302,929
#*  Team Health Holdings, Inc.                                    80,106   3,481,407
    Teleflex, Inc.                                                82,135  13,776,504
#*  Tenet Healthcare Corp.                                       221,940   3,903,925
#*  TESARO, Inc.                                                  20,570   3,349,619
    Thermo Fisher Scientific, Inc.                               271,271  41,338,988
*   Tivity Health, Inc.                                           91,675   2,351,464
#*  Triple-S Management Corp. Class B                             65,573   1,253,100
#*  United Therapeutics Corp.                                    102,788  16,819,200
    UnitedHealth Group, Inc.                                     576,403  93,434,926
*   Universal American Corp.                                     199,550   1,983,527
    Universal Health Services, Inc. Class B                      138,443  15,592,835
    US Physical Therapy, Inc.                                     39,877   2,797,372
    Utah Medical Products, Inc.                                    7,296     453,811
*   Varex Imaging Corp.                                           16,029     460,828
#*  Varian Medical Systems, Inc.                                  40,072   3,111,591
*   Vascular Solutions, Inc.                                      43,901   2,456,261
*   VCA, Inc.                                                    179,948  16,303,289
#*  Veeva Systems, Inc. Class A                                   85,101   3,602,325
*   Versartis, Inc.                                                3,100      44,330
*   Vertex Pharmaceuticals, Inc.                                  24,122   2,071,356
#*  VWR Corp.                                                    287,005   7,436,300
*   Waters Corp.                                                  26,778   3,793,104
*   WellCare Health Plans, Inc.                                  134,935  19,638,440
    West Pharmaceutical Services, Inc.                           111,185   9,409,587
#*  Wright Medical Group NV                                       65,220   1,642,240
*   Xencor, Inc.                                                  13,550     322,897
*   Zafgen, Inc.                                                   3,187      13,417
    Zimmer Biomet Holdings, Inc.                                 111,475  13,190,837
    Zoetis, Inc.                                                 171,864   9,442,208

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
                                                                 SHARES      VALUE+
                                                                 ------- --------------
Health Care -- (Continued)
*   Zogenix, Inc.                                                  2,200 $       17,710
                                                                         --------------
Total Health Care                                                         1,938,992,079
                                                                         --------------
Industrials -- (13.0%)
    3M Co.                                                       171,848     30,042,467
#   AAON, Inc.                                                   124,185      4,216,081
    AAR Corp.                                                     69,064      2,209,357
    ABM Industries, Inc.                                         134,107      5,416,582
*   Acacia Research Corp.                                         71,606        418,895
*   ACCO Brands Corp.                                            292,093      3,724,186
    Acme United Corp.                                              2,302         56,077
#   Actuant Corp. Class A                                        126,367      3,304,497
#   Acuity Brands, Inc.                                           30,935      6,410,660
#   Advanced Drainage Systems, Inc.                               42,351      1,020,659
*   Advisory Board Co. (The)                                      76,923      3,499,996
*   AECOM                                                        386,485     14,272,891
*   Aegion Corp.                                                  89,592      2,083,910
*   AeroCentury Corp.                                              1,459         15,137
#*  Aerojet Rocketdyne Holdings, Inc.                            150,740      2,729,901
#*  Aerovironment, Inc.                                           57,390      1,503,044
#   AGCO Corp.                                                   226,129     14,200,901
#   Air Lease Corp.                                              276,591     10,062,381
*   Air Transport Services Group, Inc.                           162,201      2,616,302
#   Aircastle, Ltd.                                              104,425      2,328,677
    Alamo Group, Inc.                                             21,263      1,608,121
    Alaska Air Group, Inc.                                       263,148     24,688,545
    Albany International Corp. Class A                            69,134      3,280,408
#   Allegiant Travel Co.                                          38,450      6,613,400
    Allegion P.L.C.                                               83,230      5,465,714
    Allied Motion Technologies, Inc.                              34,043        750,308
    Allison Transmission Holdings, Inc.                          399,351     13,969,298
    Altra Industrial Motion Corp.                                 86,806      3,237,864
    AMERCO                                                        36,423     13,719,451
*   Ameresco, Inc. Class A                                        37,184        193,357
#   American Airlines Group, Inc.                                199,017      8,806,502
#   American Railcar Industries, Inc.                             39,572      1,762,537
#*  American Superconductor Corp.                                    952          6,654
*   American Woodmark Corp.                                       58,753      4,183,214
    AMETEK, Inc.                                                 258,282     13,198,210
*   AMREP Corp.                                                    9,572         67,291
#   AO Smith Corp.                                               202,100      9,852,375
#   Apogee Enterprises, Inc.                                      90,401      5,160,089
#   Applied Industrial Technologies, Inc.                        103,122      6,233,725
*   ARC Document Solutions, Inc.                                 125,704        592,066
    ArcBest Corp.                                                 42,847      1,353,965
    Arconic, Inc.                                                369,130      8,412,473
#   Argan, Inc.                                                   62,593      4,616,234
*   Armstrong Flooring, Inc.                                      72,257      1,519,565
#*  Armstrong World Industries, Inc.                             135,718      5,421,934
*   Arotech Corp.                                                  5,156         20,882
    Astec Industries, Inc.                                        62,368      4,364,513
*   Astronics Corp.                                               48,367      1,586,921
#*  Astronics Corp. Class B                                       25,127        826,050

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
*   Atlas Air Worldwide Holdings, Inc.                            71,785 $ 3,786,659
*   Avalon Holdings Corp. Class A                                  1,202       3,378
#*  Avis Budget Group, Inc.                                      315,962  11,760,106
    AZZ, Inc.                                                     81,423   4,848,740
    B/E Aerospace, Inc.                                          121,949   7,496,205
#*  Babcock & Wilcox Enterprises, Inc.                           128,425   2,136,992
    Barnes Group, Inc.                                           140,689   6,771,362
    Barrett Business Services, Inc.                               14,376     864,141
*   Beacon Roofing Supply, Inc.                                  140,398   6,145,220
*   BlueLinx Holdings, Inc.                                        8,614      56,680
*   BMC Stock Holdings, Inc.                                      39,984     747,701
    Boeing Co. (The)                                             141,970  23,200,737
    Brady Corp. Class A                                           97,288   3,536,419
    Briggs & Stratton Corp.                                       95,581   2,070,284
    Brink's Co. (The)                                            183,297   8,156,716
*   Broadwind Energy, Inc.                                         2,072       8,578
#*  Builders FirstSource, Inc.                                   235,936   2,538,671
    BWX Technologies, Inc.                                       190,448   7,901,688
*   CAI International, Inc.                                       39,300     634,302
    Carlisle Cos., Inc.                                          108,618  11,851,310
*   Casella Waste Systems, Inc. Class A                          104,332   1,206,078
#   Caterpillar, Inc.                                            431,816  41,307,519
*   CBIZ, Inc.                                                   144,310   1,890,461
*   CDI Corp.                                                     32,781     281,917
#   CEB, Inc.                                                     62,925   4,810,616
    CECO Environmental Corp.                                      39,124     513,307
#   Celadon Group, Inc.                                           71,433     542,891
#   CH Robinson Worldwide, Inc.                                   67,324   5,120,663
*   Chart Industries, Inc.                                        99,330   3,853,011
    Chicago Bridge & Iron Co. NV                                 252,776   8,394,691
    Chicago Rivet & Machine Co.                                      653      31,357
    Cintas Corp.                                                  77,276   8,972,516
    CIRCOR International, Inc.                                    41,357   2,575,714
*   Civeo Corp.                                                  196,714     696,368
    CLARCOR, Inc.                                                132,171  10,945,081
*   Clean Harbors, Inc.                                          163,300   9,063,150
*   Colfax Corp.                                                 283,552  11,058,528
    Columbus McKinnon Corp.                                       41,266   1,134,402
    Comfort Systems USA, Inc.                                    113,001   3,825,084
#*  Command Security Corp.                                        10,654      29,725
*   Commercial Vehicle Group, Inc.                                35,269     210,203
    CompX International, Inc.                                      3,471      50,677
#*  Continental Building Products, Inc.                          109,703   2,550,595
*   Continental Materials Corp.                                    1,019      30,264
    Copa Holdings SA Class A                                      77,108   7,517,259
#*  Copart, Inc.                                                 199,841  11,338,978
#   Covanta Holding Corp.                                        411,255   6,621,205
*   Covenant Transportation Group, Inc. Class A                   53,509   1,152,049
*   CPI Aerostructures, Inc.                                       8,781      77,273
    CRA International, Inc.                                       21,132     702,216
    Crane Co.                                                    154,172  11,106,551
*   CSW Industrials, Inc.                                          1,453      53,107
    CSX Corp.                                                    987,114  45,792,218

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
#   Cubic Corp.                                                   51,210 $ 2,435,035
    Cummins, Inc.                                                144,507  21,243,974
    Curtiss-Wright Corp.                                         137,399  13,473,346
    Deere & Co.                                                  165,751  17,743,645
    Delta Air Lines, Inc.                                        959,220  45,313,553
#   Deluxe Corp.                                                 134,955   9,831,472
#*  DigitalGlobe, Inc.                                           171,329   4,805,778
    DMC Global, Inc.                                              32,535     518,933
#   Donaldson Co., Inc.                                          215,807   9,117,846
#   Douglas Dynamics, Inc.                                        93,205   3,150,329
    Dover Corp.                                                  211,947  16,478,879
*   Ducommun, Inc.                                                19,169     567,977
    Dun & Bradstreet Corp. (The)                                  42,223   5,177,384
#*  DXP Enterprises, Inc.                                         32,170   1,216,669
#*  Dycom Industries, Inc.                                       117,998   9,517,719
    Eastern Co. (The)                                              6,782     134,284
    Eaton Corp. P.L.C.                                           281,045  19,892,365
#*  Echo Global Logistics, Inc.                                   73,441   1,744,224
    Ecology and Environment, Inc. Class A                          3,767      38,988
    EMCOR Group, Inc.                                            166,286  11,588,471
    Emerson Electric Co.                                         321,806  18,877,140
    Encore Wire Corp.                                             48,432   2,046,252
#*  Energy Focus, Inc.                                                54         252
*   Energy Recovery, Inc.                                         52,586     538,481
    EnerSys                                                      123,163   9,600,556
*   Engility Holdings, Inc.                                       33,334     977,686
    Ennis, Inc.                                                   63,638   1,075,482
    EnPro Industries, Inc.                                        40,849   2,774,056
#   EnviroStar, Inc.                                                 100       1,500
    Equifax, Inc.                                                 94,870  11,126,354
    ESCO Technologies, Inc.                                       59,977   3,490,661
    Espey Manufacturing & Electronics Corp.                        4,614     121,464
    Essendant, Inc.                                               90,065   1,881,458
#*  Esterline Technologies Corp.                                  72,444   6,204,829
#   Expeditors International of Washington, Inc.                  83,843   4,366,543
    Exponent, Inc.                                                67,176   3,899,567
#   Fastenal Co.                                                 127,276   6,323,072
    Federal Signal Corp.                                         230,431   3,580,898
    FedEx Corp.                                                  216,896  41,017,203
#   Flowserve Corp.                                              182,926   8,992,642
    Fluor Corp.                                                  205,155  11,386,102
    Fortive Corp.                                                170,808   9,447,390
    Fortune Brands Home & Security, Inc.                         165,484   9,123,133
    Forward Air Corp.                                             76,645   3,693,523
*   Franklin Covey Co.                                            39,267     687,172
    Franklin Electric Co., Inc.                                  105,817   4,269,716
#   FreightCar America, Inc.                                      38,983     563,304
*   FTI Consulting, Inc.                                         154,762   6,521,671
*   Fuel Tech, Inc.                                               30,552      39,107
    G&K Services, Inc. Class A                                    62,332   5,987,612
#   GATX Corp.                                                    77,786   4,497,587
*   Gencor Industries, Inc.                                        9,567     149,724
#*  Generac Holdings, Inc.                                       122,494   4,931,608

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Industrials -- (Continued)
#   General Cable Corp.                                            166,267 $ 3,375,220
    General Dynamics Corp.                                         128,618  23,290,147
    General Electric Co.                                         2,889,945  85,831,366
#*  Genesee & Wyoming, Inc. Class A                                149,396  11,258,483
*   Gibraltar Industries, Inc.                                      79,759   3,501,420
    Global Brass & Copper Holdings, Inc.                            50,926   1,688,197
#*  Global Power Equipment Group, Inc.                              23,539     119,814
#*  Golden Ocean Group, Ltd.                                        20,259     110,614
#*  Goldfield Corp. (The)                                           18,424     111,465
    Gorman-Rupp Co. (The)                                           40,713   1,321,544
*   GP Strategies Corp.                                             61,912   1,591,138
#   Graco, Inc.                                                     86,084   7,712,266
    Graham Corp.                                                    17,619     391,494
    Granite Construction, Inc.                                     108,533   6,091,957
*   Great Lakes Dredge & Dock Corp.                                142,215     739,518
#   Greenbrier Cos., Inc. (The)                                     47,338   2,071,037
#   Griffon Corp.                                                   98,568   2,508,556
#   H&E Equipment Services, Inc.                                   119,508   3,090,477
    Hardinge, Inc.                                                  16,040     170,024
    Harsco Corp.                                                   226,813   3,027,954
#*  Hawaiian Holdings, Inc.                                        233,930  11,918,733
*   HC2 Holdings, Inc.                                              10,474      69,652
*   HD Supply Holdings, Inc.                                       127,275   5,383,732
#   Healthcare Services Group, Inc.                                 65,365   2,598,259
#   Heartland Express, Inc.                                        289,100   5,955,460
#   HEICO Corp.                                                     60,394   4,647,318
    HEICO Corp. Class A                                             87,610   5,808,543
    Heidrick & Struggles International, Inc.                        49,096   1,097,296
*   Herc Holdings, Inc.                                             63,237   3,140,982
*   Heritage-Crystal Clean, Inc.                                     7,298     109,105
#   Herman Miller, Inc.                                            224,869   7,015,913
*   Hertz Global Holdings, Inc.                                    156,750   3,287,047
#   Hexcel Corp.                                                   221,127  11,354,871
*   Hill International, Inc.                                        51,954     280,552
    Hillenbrand, Inc.                                              217,850   7,962,417
    HNI Corp.                                                      134,912   6,800,914
    Honeywell International, Inc.                                  291,087  34,441,414
    Houston Wire & Cable Co.                                        30,850     226,748
*   Hub Group, Inc. Class A                                        101,389   4,496,602
    Hubbell, Inc.                                                  104,726  12,784,950
    Hudson Global, Inc.                                             43,679      56,346
*   Hudson Technologies, Inc.                                        5,279      38,326
    Huntington Ingalls Industries, Inc.                            111,185  21,565,443
    Hurco Cos., Inc.                                                13,995     428,247
*   Huron Consulting Group, Inc.                                    54,812   2,482,984
#   Hyster-Yale Materials Handling, Inc.                            31,007   1,907,551
*   ICF International, Inc.                                         43,541   2,264,132
#   IDEX Corp.                                                     101,899   9,187,214
*   IES Holdings, Inc.                                              25,151     490,445
    Illinois Tool Works, Inc.                                      102,413  13,026,934
    Ingersoll-Rand P.L.C.                                          329,563  26,150,824
*   InnerWorkings, Inc.                                            237,765   2,284,922
*   Innovative Solutions & Support, Inc.                            19,910      78,147

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
    Insperity, Inc.                                               65,250 $ 4,665,375
    Insteel Industries, Inc.                                      63,830   2,364,263
    Interface, Inc.                                              180,103   3,277,875
*   Intersections, Inc.                                           30,961     121,986
    ITT, Inc.                                                    240,089   9,812,437
*   Jacobs Engineering Group, Inc.                               197,038  11,536,575
#   JB Hunt Transport Services, Inc.                              61,308   6,074,397
*   JetBlue Airways Corp.                                        880,966  17,275,743
    John Bean Technologies Corp.                                  66,332   5,727,768
    Johnson Controls International P.L.C.                        643,611  28,306,012
    Joy Global, Inc.                                             165,856   4,663,871
    Kadant, Inc.                                                  17,092   1,052,867
#   Kaman Corp.                                                   84,492   4,269,381
    Kansas City Southern                                         121,850  10,468,133
    KAR Auction Services, Inc.                                   359,196  16,361,378
#   KBR, Inc.                                                    301,645   5,130,981
    Kelly Services, Inc. Class A                                  84,006   1,880,894
    Kelly Services, Inc. Class B                                   1,275      29,963
#   Kennametal, Inc.                                             243,296   8,695,399
*   Key Technology, Inc.                                           7,462     100,737
    Kforce, Inc.                                                 102,299   2,352,877
    Kimball International, Inc. Class B                          126,202   2,111,359
#*  Kirby Corp.                                                  147,861   9,529,641
#*  KLX, Inc.                                                    153,958   7,542,402
#   Knight Transportation, Inc.                                  297,635   9,941,009
    Knoll, Inc.                                                  166,751   4,353,869
#   Korn/Ferry International                                     110,421   3,207,730
#*  Kratos Defense & Security Solutions, Inc.                    164,415   1,354,780
    L3 Technologies, Inc.                                         88,894  14,106,589
    Landstar System, Inc.                                         75,566   6,392,884
*   Lawson Products, Inc.                                         12,431     321,341
*   Layne Christensen Co.                                         38,468     401,221
    LB Foster Co. Class A                                         18,418     276,270
    Lennox International, Inc.                                    45,367   7,113,999
#   Lincoln Electric Holdings, Inc.                              156,703  13,064,329
#   Lindsay Corp.                                                 20,998   1,581,989
*   LMI Aerospace, Inc.                                           21,661     192,133
    Lockheed Martin Corp.                                         59,437  14,938,301
    LS Starrett Co. (The) Class A                                 10,357     113,927
    LSC Communications, Inc.                                      51,686   1,355,207
    LSI Industries, Inc.                                          63,529     604,796
*   Lydall, Inc.                                                  43,303   2,641,483
    Macquarie Infrastructure Corp.                                81,654   6,123,233
*   Manitex International, Inc.                                    2,123      18,385
#*  Manitowoc Co., Inc. (The)                                    382,276   2,610,945
#*  Manitowoc Foodservice, Inc.                                  358,976   6,885,160
    ManpowerGroup, Inc.                                          111,195  10,614,675
    Marten Transport, Ltd.                                        63,332   1,447,136
    Masco Corp.                                                  163,229   5,378,396
*   Masonite International Corp.                                   3,341     222,511
*   MasTec, Inc.                                                 222,208   8,277,248
*   Mastech Digital, Inc.                                          3,567      23,970
#   Matson, Inc.                                                 160,230   5,713,802

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
    Matthews International Corp. Class A                          79,144 $ 5,338,263
    McGrath RentCorp                                              51,434   1,968,894
#*  Mercury Systems, Inc.                                         84,910   2,863,165
#*  Meritor, Inc.                                                223,621   3,226,851
*   MFRI, Inc.                                                     6,501      56,884
#*  Middleby Corp. (The)                                          53,221   7,141,194
    Miller Industries, Inc.                                       16,917     448,301
*   Mistras Group, Inc.                                           53,369   1,231,757
#   Mobile Mini, Inc.                                            125,752   4,093,228
*   Moog, Inc. Class A                                            88,126   5,804,860
*   Moog, Inc. Class B                                             6,265     408,165
#*  MRC Global, Inc.                                             358,436   7,365,860
    MSA Safety, Inc.                                             103,791   7,405,488
    MSC Industrial Direct Co., Inc. Class A                      127,488  13,022,899
    Mueller Industries, Inc.                                     130,491   5,253,568
    Mueller Water Products, Inc. Class A                         633,500   8,526,910
#   Multi-Color Corp.                                             48,853   3,771,452
*   MYR Group, Inc.                                               63,726   2,451,539
    National Presto Industries, Inc.                              10,454   1,112,306
*   Navigant Consulting, Inc.                                    125,523   3,100,418
*   Navistar International Corp.                                   8,613     234,877
*   NCI Building Systems, Inc.                                   115,558   1,848,928
    Nielsen Holdings P.L.C.                                      332,245  13,592,143
*   NL Industries, Inc.                                           66,217     397,302
    NN, Inc.                                                      78,536   1,519,672
#   Nordson Corp.                                                115,673  13,132,356
    Norfolk Southern Corp.                                       248,996  29,247,070
    Northrop Grumman Corp.                                        73,523  16,842,649
*   Northwest Pipe Co.                                            15,204     291,157
#*  NOW, Inc.                                                    201,034   4,273,983
#*  NV5 Global, Inc.                                               5,531     225,388
#*  Old Dominion Freight Line, Inc.                              228,131  20,139,405
    Omega Flex, Inc.                                               8,973     425,589
*   On Assignment, Inc.                                          135,922   6,154,548
    Orbital ATK, Inc.                                            144,885  12,597,751
#*  Orion Energy Systems, Inc.                                    30,093      62,293
*   Orion Group Holdings, Inc.                                    34,844     365,862
    Oshkosh Corp.                                                231,655  16,130,138
    Owens Corning                                                261,607  14,453,787
#   PACCAR, Inc.                                                 312,485  21,033,365
*   PAM Transportation Services, Inc.                              4,682     109,137
    Park-Ohio Holdings Corp.                                      28,653   1,285,087
    Parker-Hannifin Corp.                                        159,834  23,516,376
#*  Patrick Industries, Inc.                                      72,906   5,960,065
*   Patriot Transportation Holding, Inc.                           3,487      90,627
#*  Pendrell Corp.                                                 6,753      44,435
#   Pentair P.L.C.                                               193,118  11,322,508
*   Performant Financial Corp.                                   119,747     249,074
*   PGT Innovations, Inc.                                        202,961   2,334,051
#   Pitney Bowes, Inc.                                           212,904   3,389,432
#*  Plug Power, Inc.                                               2,629       2,787
*   Ply Gem Holdings, Inc.                                        65,896   1,064,220
    Powell Industries, Inc.                                       21,001     808,118

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
#*  Power Solutions International, Inc.                            2,080 $    15,392
    Preformed Line Products Co.                                    8,209     448,211
#   Primoris Services Corp.                                      131,113   3,254,225
#*  Proto Labs, Inc.                                              15,437     810,442
    Quad/Graphics, Inc.                                           52,168   1,366,280
    Quanex Building Products Corp.                               101,905   2,012,624
*   Quanta Services, Inc.                                        321,975  11,555,683
*   Radiant Logistics, Inc.                                       38,901     142,767
#   Raven Industries, Inc.                                        97,890   2,452,144
    Raytheon Co.                                                 145,071  20,913,435
#*  RBC Bearings, Inc.                                            54,745   5,071,029
    RCM Technologies, Inc.                                        15,191      91,298
    Regal Beloit Corp.                                            99,614   7,231,976
    Republic Services, Inc.                                      396,258  22,737,284
    Resources Connection, Inc.                                    99,846   1,667,428
*   Rexnord Corp.                                                332,326   7,341,081
*   Roadrunner Transportation Systems, Inc.                       75,595     598,712
    Robert Half International, Inc.                               95,418   4,490,371
    Rockwell Automation, Inc.                                     70,845  10,484,352
#   Rockwell Collins, Inc.                                        69,385   6,297,383
#   Rollins, Inc.                                                154,277   5,439,807
#   Roper Technologies, Inc.                                      76,118  14,603,238
*   RPX Corp.                                                    124,871   1,356,099
#   RR Donnelley & Sons Co.                                      137,830   2,363,784
*   Rush Enterprises, Inc. Class A                                66,775   2,186,881
*   Rush Enterprises, Inc. Class B                                 8,637     265,588
#   Ryder System, Inc.                                           202,969  15,750,394
*   Saia, Inc.                                                    88,327   4,244,112
#*  Sensata Technologies Holding NV                              270,487  11,346,930
    Servotronics, Inc.                                             1,473      14,870
*   SIFCO Industries, Inc.                                         7,118      60,147
    Simpson Manufacturing Co., Inc.                              102,784   4,473,160
    SkyWest, Inc.                                                 96,102   3,402,011
#   Snap-on, Inc.                                                 70,661  12,827,091
    Southwest Airlines Co.                                       755,846  39,538,304
*   SP Plus Corp.                                                 26,773     741,612
*   Sparton Corp.                                                 11,200     242,816
    Spirit Aerosystems Holdings, Inc. Class A                    206,791  12,417,800
#*  Spirit Airlines, Inc.                                        215,152  11,626,814
*   SPX Corp.                                                     81,663   2,037,492
*   SPX FLOW, Inc.                                                95,306   3,325,226
#   Standex International Corp.                                   36,426   3,176,347
    Stanley Black & Decker, Inc.                                 177,624  22,025,376
    Steelcase, Inc. Class A                                      256,095   4,302,396
#*  Stericycle, Inc.                                              37,601   2,900,541
#*  Sterling Construction Co., Inc.                               23,323     213,639
#   Sun Hydraulics Corp.                                          57,726   2,261,705
    Supreme Industries, Inc. Class A                              42,344     777,436
#*  Swift Transportation Co.                                     239,644   5,471,073
#*  TASER International, Inc.                                     94,811   2,368,379
#*  Team, Inc.                                                    71,053   2,387,381
*   Teledyne Technologies, Inc.                                   94,199  11,574,231
    Tennant Co.                                                   48,433   3,353,985

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
    Terex Corp.                                                  225,828 $ 7,181,330
    Tetra Tech, Inc.                                             149,854   6,548,620
    Textainer Group Holdings, Ltd.                                82,635   1,189,944
    Textron, Inc.                                                321,773  15,242,387
*   Thermon Group Holdings, Inc.                                  48,716   1,011,344
    Timken Co. (The)                                             197,727   8,779,079
    Titan International, Inc.                                    112,761   1,498,594
*   Titan Machinery, Inc.                                         34,120     471,197
    Toro Co. (The)                                               125,869   7,417,460
#   TransDigm Group, Inc.                                         20,390   4,412,396
*   TransUnion                                                    28,615     902,231
*   TRC Cos., Inc.                                                31,592     293,806
#*  Trex Co., Inc.                                                73,914   5,006,195
*   TriMas Corp.                                                  80,587   1,716,503
*   TriNet Group, Inc.                                            81,629   2,075,825
    Trinity Industries, Inc.                                     486,320  13,393,253
    Triton International, Ltd.                                    86,087   2,095,358
#   Triumph Group, Inc.                                          138,330   3,700,327
*   TrueBlue, Inc.                                                95,516   2,364,021
*   Tutor Perini Corp.                                           114,888   3,423,662
*   Twin Disc, Inc.                                               22,640     376,730
*   Ultralife Corp.                                               19,679     108,235
    UniFirst Corp.                                                33,932   4,339,903
    Union Pacific Corp.                                          691,895  73,742,169
*   United Continental Holdings, Inc.                            476,006  33,544,143
    United Parcel Service, Inc. Class B                          158,256  17,270,477
#*  United Rentals, Inc.                                         257,532  32,580,373
    United Technologies Corp.                                    678,142  74,371,833
*   Univar, Inc.                                                  68,007   2,027,969
    Universal Forest Products, Inc.                               56,801   5,777,230
    Universal Logistics Holdings, Inc.                            27,780     401,421
#   US Ecology, Inc.                                              70,828   3,629,935
*   USA Truck, Inc.                                               21,309     180,061
#*  USG Corp.                                                    419,466  12,831,465
    Valmont Industries, Inc.                                      51,632   7,435,008
*   Vectrus, Inc.                                                 18,697     421,430
*   Verisk Analytics, Inc.                                        82,023   6,778,381
*   Veritiv Corp.                                                  7,828     438,759
*   Versar, Inc.                                                  15,761      19,859
    Viad Corp.                                                    49,298   2,161,717
*   Vicor Corp.                                                   34,427     526,733
*   Virco Manufacturing Corp.                                     11,119      48,924
#*  Volt Information Sciences, Inc.                               23,850     196,763
    VSE Corp.                                                     20,836     776,766
#   Wabash National Corp.                                        236,122   4,167,553
*   WABCO Holdings, Inc.                                          57,210   6,237,606
#   Wabtec Corp.                                                 133,539  11,569,819
    Waste Management, Inc.                                       233,510  16,228,945
    Watsco, Inc.                                                  60,750   9,278,955
    Watsco, Inc. Class B                                           5,058     772,812
    Watts Water Technologies, Inc. Class A                        51,100   3,372,600
#   Werner Enterprises, Inc.                                     239,133   6,719,637
*   Wesco Aircraft Holdings, Inc.                                190,856   2,891,468

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CONTINUED


                                                                  SHARES       VALUE+
                                                                 --------- --------------
Industrials -- (Continued)
#*  WESCO International, Inc.                                      109,992 $    7,776,434
    West Corp.                                                     139,195      3,378,263
*   Willdan Group, Inc.                                             16,716        448,156
*   Willis Lease Finance Corp.                                       8,926        227,434
    Woodward, Inc.                                                 157,196     10,947,129
#   WW Grainger, Inc.                                               36,977      9,339,281
#*  XPO Logistics, Inc.                                            284,360     12,722,266
    Xylem, Inc.                                                    318,602     15,710,265
#*  YRC Worldwide, Inc.                                             64,079        956,699
                                                                           --------------
Total Industrials                                                           2,729,024,894
                                                                           --------------
Information Technology -- (16.2%)
#*  3D Systems Corp.                                                49,622        818,267
    Accenture P.L.C. Class A                                       165,483     18,843,549
#*  ACI Worldwide, Inc.                                            313,328      6,078,563
    Activision Blizzard, Inc.                                      406,617     16,350,070
#*  Actua Corp.                                                    137,680      1,968,824
#*  Acxiom Corp.                                                   169,167      4,415,259
*   ADDvantage Technologies Group, Inc.                              7,817         13,914
*   Adobe Systems, Inc.                                             74,188      8,411,435
    ADTRAN, Inc.                                                   108,518      2,376,544
*   Advanced Energy Industries, Inc.                                96,223      5,661,761
#*  Advanced Micro Devices, Inc.                                   887,340      9,201,716
*   Agilysys, Inc.                                                  65,901        641,217
*   Akamai Technologies, Inc.                                      216,204     14,829,432
#   Alliance Data Systems Corp.                                     39,407      8,999,771
*   Alpha & Omega Semiconductor, Ltd.                               62,483      1,271,529
*   Alphabet, Inc. Class A                                          95,859     78,622,593
*   Alphabet, Inc. Class C                                         100,541     80,110,063
    Amdocs, Ltd.                                                   133,008      7,808,900
#   American Software, Inc. Class A                                 46,319        485,886
*   Amkor Technology, Inc.                                         494,616      4,654,337
    Amphenol Corp. Class A                                         131,379      8,866,769
*   Amtech Systems, Inc.                                            16,226         87,620
    Analog Devices, Inc.                                           188,986     14,162,611
*   Angie's List, Inc.                                              49,651        311,312
*   Anixter International, Inc.                                     70,975      6,068,362
#*  ANSYS, Inc.                                                     91,726      8,554,367
    Apple, Inc.                                                  3,310,342    401,710,002
    Applied Materials, Inc.                                        469,595     16,083,629
*   Applied Optoelectronics, Inc.                                    5,228        160,813
*   Arista Networks, Inc.                                           56,520      5,312,880
*   ARRIS International P.L.C.                                     407,581     11,648,665
*   Arrow Electronics, Inc.                                        226,615     16,660,735
#*  Aspen Technology, Inc.                                          93,678      4,975,239
    AstroNova, Inc.                                                  9,339        130,279
*   Autobytel, Inc.                                                  3,757         51,659
#*  Autodesk, Inc.                                                  42,800      3,481,352
    Automatic Data Processing, Inc.                                100,549     10,154,444
*   Aviat Networks, Inc.                                             7,377         94,204
#*  Avid Technology, Inc.                                          107,000        572,450
    Avnet, Inc.                                                    254,821     11,833,887
    AVX Corp.                                                      234,355      3,796,551

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
Information Technology -- (Continued)
*   Aware, Inc.                                                     27,858 $    172,720
*   Axcelis Technologies, Inc.                                      81,625    1,240,700
*   AXT, Inc.                                                      103,221      593,521
#   Badger Meter, Inc.                                              78,973    3,044,409
*   Bankrate, Inc.                                                 142,501    1,553,261
*   Barracuda Networks, Inc.                                        82,002    1,926,227
    Bel Fuse, Inc. Class A                                           4,354      110,200
    Bel Fuse, Inc. Class B                                          15,126      481,007
    Belden, Inc.                                                   108,938    8,330,489
*   Benchmark Electronics, Inc.                                     86,360    2,642,616
    Black Box Corp.                                                 59,924      799,985
#*  Black Knight Financial Services, Inc. Class A                   10,558      384,839
#   Blackbaud, Inc.                                                 75,206    4,934,266
#*  Blackhawk Network Holdings, Inc.                               140,903    5,030,237
*   Blucora, Inc.                                                   75,507    1,140,156
    Booz Allen Hamilton Holding Corp.                              198,241    6,704,511
#*  Bottomline Technologies de, Inc.                                63,828    1,641,656
    Broadcom, Ltd.                                                 160,505   32,020,747
    Broadridge Financial Solutions, Inc.                           123,450    8,213,128
#*  BroadSoft, Inc.                                                  2,789      117,138
#*  BroadVision, Inc.                                                6,453       30,652
    Brocade Communications Systems, Inc.                         1,098,905   13,703,345
    Brooks Automation, Inc.                                        202,939    3,535,197
*   BSQUARE Corp.                                                   30,337      178,988
    CA, Inc.                                                       506,433   15,836,160
    Cabot Microelectronics Corp.                                    56,571    3,819,108
*   CACI International, Inc. Class A                                71,431    8,771,727
*   Cadence Design Systems, Inc.                                   246,642    6,420,091
#*  CalAmp Corp.                                                    89,586    1,345,582
*   Calix, Inc.                                                    155,797    1,121,738
*   Carbonite, Inc.                                                  1,297       22,373
*   Cardtronics P.L.C. Class A                                     171,952    9,385,140
#   Cass Information Systems, Inc.                                  20,908    1,375,119
#*  Cavium, Inc.                                                    26,709    1,768,403
    CDK Global, Inc.                                                42,677    2,669,446
    CDW Corp.                                                      201,974   10,403,681
*   Ceva, Inc.                                                      46,932    1,659,046
*   Ciber, Inc.                                                    262,652      113,229
#*  Ciena Corp.                                                    300,734    7,319,866
#*  Cimpress NV                                                     48,517    4,094,350
*   Cirrus Logic, Inc.                                             175,073   10,560,403
    Cisco Systems, Inc.                                          4,714,962  144,843,633
*   Citrix Systems, Inc.                                            63,531    5,793,392
*   Clearfield, Inc.                                                20,285      348,902
#   Cognex Corp.                                                   112,909    7,628,132
*   Cognizant Technology Solutions Corp. Class A                   224,463   11,804,509
#*  Coherent, Inc.                                                  60,288    9,509,226
    Cohu, Inc.                                                      63,332      835,982
#*  CommerceHub, Inc. Series A                                      23,879      350,783
*   CommerceHub, Inc. Series C                                      47,758      696,312
*   CommScope Holding Co., Inc.                                    269,363   10,187,309
    Communications Systems, Inc.                                    17,110       86,748
#   Computer Sciences Corp.                                        242,114   15,059,491

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
    Computer Task Group, Inc.                                     30,804 $   140,466
#   Comtech Telecommunications Corp.                              40,925     439,125
    Concurrent Computer Corp.                                     14,271      73,924
*   Conduent, Inc.                                               236,708   3,541,152
    Convergys Corp.                                              200,327   4,972,116
*   CoreLogic, Inc.                                              207,476   7,317,679
    Corning, Inc.                                                512,627  13,579,489
#*  CoStar Group, Inc.                                            19,600   3,961,160
*   Covisint Corp.                                                46,719      91,102
#*  Cray, Inc.                                                    75,196   1,289,611
*   Cree, Inc.                                                   200,022   5,516,607
    CSG Systems International, Inc.                              113,990   5,517,116
    CSP, Inc.                                                      2,797      28,445
    CSRA, Inc.                                                   214,250   6,646,035
    CTS Corp.                                                     53,696   1,154,464
#*  CyberOptics Corp.                                             13,131     472,716
#   Cypress Semiconductor Corp.                                  899,134  10,609,781
#   Daktronics, Inc.                                             105,558   1,072,469
*   Dell Technologies, Inc. Class V                              145,679   9,176,320
*   Determine, Inc.                                                  538       1,146
*   DHI Group, Inc.                                              201,490   1,148,493
#   Diebold Nixdorf, Inc.                                        203,909   5,546,325
*   Digi International, Inc.                                      62,231     812,115
*   Diodes, Inc.                                                  99,850   2,485,266
    Dolby Laboratories, Inc. Class A                             130,672   6,260,496
*   DSP Group, Inc.                                               44,128     478,789
    DST Systems, Inc.                                             99,293  11,433,589
    EarthLink Holdings Corp.                                     323,471   2,073,449
*   eBay, Inc.                                                   374,607  11,923,741
#   Ebix, Inc.                                                    58,742   3,260,181
*   EchoStar Corp. Class A                                       109,766   5,590,382
*   Edgewater Technology, Inc.                                    10,488      73,416
*   Electro Scientific Industries, Inc.                           54,702     359,392
*   Electronic Arts, Inc.                                        118,019   9,846,325
#*  Electronics for Imaging, Inc.                                 95,845   4,307,274
#*  Ellie Mae, Inc.                                               21,253   1,758,473
#*  eMagin Corp.                                                  12,094      27,212
    Emcore Corp.                                                  55,153     496,377
#*  EnerNOC, Inc.                                                 73,715     420,176
*   Entegris, Inc.                                               322,012   6,037,725
#*  Envestnet, Inc.                                               26,663   1,007,861
#*  EPAM Systems, Inc.                                            76,422   4,918,520
*   ePlus, Inc.                                                   13,530   1,516,036
*   Euronet Worldwide, Inc.                                      115,919   8,290,527
*   Everi Holdings, Inc.                                         199,808     589,434
*   Exar Corp.                                                   122,131   1,251,843
*   ExlService Holdings, Inc.                                     73,338   3,369,881
*   Extreme Networks, Inc.                                       155,567     860,286
*   F5 Networks, Inc.                                             32,518   4,358,388
#*  Fabrinet                                                     101,767   4,287,444
*   Facebook, Inc. Class A                                       511,433  66,649,949
    Fair Isaac Corp.                                              77,955   9,611,851
#*  FalconStor Software, Inc.                                     50,770      31,477

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CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
Information Technology -- (Continued)
*   FARO Technologies, Inc.                                         32,634 $  1,210,721
    Fidelity National Information Services, Inc.                   307,518   24,423,080
*   Finisar Corp.                                                  293,910    8,690,919
#*  FireEye, Inc.                                                   42,598      577,203
#*  First Solar, Inc.                                              219,828    6,856,435
*   Fiserv, Inc.                                                   144,152   15,486,249
#*  Fitbit, Inc. Class A                                           115,314      693,037
*   FleetCor Technologies, Inc.                                     93,696   13,819,223
*   Flex, Ltd.                                                   1,008,494   15,803,101
    FLIR Systems, Inc.                                             332,480   11,746,518
*   FormFactor, Inc.                                               172,605    2,148,932
#   Forrester Research, Inc.                                        36,724    1,498,339
#*  Fortinet, Inc.                                                  49,314    1,640,184
*   Frequency Electronics, Inc.                                     10,710      118,667
#*  Gartner, Inc.                                                   40,378    4,011,958
*   Genpact, Ltd.                                                  345,287    8,521,683
*   GigPeak, Inc.                                                    3,988       10,289
#   Global Payments, Inc.                                          274,887   21,243,267
    GlobalSCAPE, Inc.                                               11,741       45,790
#*  Globant SA                                                      12,912      428,033
#*  Glu Mobile, Inc.                                                88,788      204,212
#*  GoDaddy, Inc. Class A                                           17,414      622,202
#*  Great Elm Capital Group, Inc.                                    2,511        8,412
#*  GrubHub, Inc.                                                  114,696    4,765,619
*   GSE Systems, Inc.                                               19,854       61,547
*   GSI Technology, Inc.                                            23,969      146,451
#*  GTT Communications, Inc.                                       164,251    4,640,091
#*  Guidewire Software, Inc.                                        53,843    2,817,604
    Hackett Group, Inc. (The)                                      111,858    1,817,692
#*  Harmonic, Inc.                                                 269,182    1,426,665
    Harris Corp.                                                   133,101   13,670,804
    Hewlett Packard Enterprise Co.                               1,807,285   40,989,224
    HP, Inc.                                                     1,020,936   15,365,087
*   IAC/InterActiveCorp                                            163,223   11,231,375
*   ID Systems, Inc.                                                15,829      102,255
#*  Identiv, Inc.                                                    2,529        8,776
*   IEC Electronics Corp.                                            9,658       34,962
*   II-VI, Inc.                                                    124,744    4,553,156
#*  Imation Corp.                                                   54,588       44,981
#*  Immersion Corp.                                                 28,268      290,878
#*  Infinera Corp.                                                 187,103    1,685,798
*   Innodata, Inc.                                                  31,335       72,071
#*  Inphi Corp.                                                      1,436       65,798
#*  Inseego Corp.                                                   48,740      150,607
*   Insight Enterprises, Inc.                                       94,544    3,510,419
*   Integrated Device Technology, Inc.                             304,254    7,664,158
    Intel Corp.                                                  5,141,165  189,297,695
*   Intelligent Systems Corp.                                          629        2,579
    InterDigital, Inc.                                             124,591   11,636,799
#*  Internap Corp.                                                 164,053      270,687
    International Business Machines Corp.                          244,500   42,670,140
    Intersil Corp. Class A                                         276,470    6,201,222
*   inTEST Corp.                                                     3,806       17,888

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CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Information Technology -- (Continued)
*   Intevac, Inc.                                                   31,727 $   298,234
*   IntriCon Corp.                                                   8,894      62,258
    Intuit, Inc.                                                    54,398   6,450,515
*   Inuvo, Inc.                                                     13,129      20,350
#*  IPG Photonics Corp.                                            114,829  13,204,187
*   Iteris, Inc.                                                    12,775      61,703
*   Itron, Inc.                                                    104,367   6,439,444
*   Ixia                                                           143,024   2,781,817
    IXYS Corp.                                                      75,650     915,365
#   j2 Global, Inc.                                                128,379  10,759,444
#   Jabil Circuit, Inc.                                            650,710  15,604,026
    Jack Henry & Associates, Inc.                                  103,086   9,255,061
    Juniper Networks, Inc.                                         361,454   9,679,738
*   Kemet Corp.                                                     66,332     460,344
*   Key Tronic Corp.                                                14,320     113,558
*   Keysight Technologies, Inc.                                    347,816  12,893,539
*   Kimball Electronics, Inc.                                       38,844     664,232
    KLA-Tencor Corp.                                               130,177  11,079,364
*   Knowles Corp.                                                   99,576   1,794,360
#*  Kopin Corp.                                                    102,311     326,372
*   Kulicke & Soffa Industries, Inc.                               218,968   3,849,457
*   KVH Industries, Inc.                                            26,931     280,082
#   Lam Research Corp.                                             152,996  17,573,121
#*  Lattice Semiconductor Corp.                                    305,112   2,193,755
*   Leaf Group, Ltd.                                                64,844     450,666
    Leidos Holdings, Inc.                                          234,863  11,348,580
*   LGL Group, Inc. (The)                                            2,633      12,454
*   Limelight Networks, Inc.                                       203,865     446,464
    Linear Technology Corp.                                        111,337   7,028,705
*   Lionbridge Technologies, Inc.                                  165,081     944,263
*   Liquidity Services, Inc.                                        12,281     119,740
#   Littelfuse, Inc.                                                42,626   6,722,546
    LogMeIn, Inc.                                                   17,148   1,853,699
#*  Lumentum Holdings, Inc.                                         80,222   3,044,425
#*  MACOM Technology Solutions Holdings, Inc.                       97,014   4,613,016
#*  MagnaChip Semiconductor Corp.                                   69,402     596,857
#*  Manhattan Associates, Inc.                                     151,364   7,758,919
    ManTech International Corp. Class A                             64,865   2,525,843
*   Marchex, Inc. Class B                                           38,409     104,088
    Marvell Technology Group, Ltd.                                 662,469   9,850,914
    Mastercard, Inc. Class A                                       260,533  27,702,474
#*  Match Group, Inc.                                               10,306     179,015
    Maxim Integrated Products, Inc.                                114,934   5,112,264
#   MAXIMUS, Inc.                                                  147,744   8,146,604
*   MaxLinear, Inc. Class A                                         92,423   2,364,180
#*  Maxwell Technologies, Inc.                                      55,751     265,375
#*  MeetMe, Inc.                                                    37,411     184,062
    Mentor Graphics Corp.                                          297,359  10,975,521
#   Mesa Laboratories, Inc.                                          6,673     795,021
    Methode Electronics, Inc.                                      106,530   4,479,586
#   Microchip Technology, Inc.                                     283,500  19,093,725
*   Micron Technology, Inc.                                      1,627,340  39,235,167
*   Microsemi Corp.                                                273,718  14,548,112

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CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
Information Technology -- (Continued)
    Microsoft Corp.                                              3,539,615 $228,836,110
*   MicroStrategy, Inc. Class A                                     25,310    5,094,903
    MKS Instruments, Inc.                                          138,502    9,127,282
    MOCON, Inc.                                                      8,521      170,420
#*  ModusLink Global Solutions, Inc.                               102,090      178,658
*   MoneyGram International, Inc.                                   59,535      756,094
#   Monolithic Power Systems, Inc.                                  46,465    4,053,607
    Monotype Imaging Holdings, Inc.                                 74,848    1,639,171
    Motorola Solutions, Inc.                                        51,737    4,175,693
#   MTS Systems Corp.                                               38,174    2,217,909
*   Nanometrics, Inc.                                               48,316    1,242,204
*   Napco Security Technologies, Inc.                               17,222      165,331
#   National Instruments Corp.                                     213,591    6,711,029
#   NCI, Inc. Class A                                               11,541      146,571
*   NCR Corp.                                                      337,738   14,529,489
#*  NeoPhotonics Corp.                                             109,107    1,194,722
    NetApp, Inc.                                                   330,717   12,673,075
#*  NETGEAR, Inc.                                                   87,548    4,981,481
#*  Netscout Systems, Inc.                                          90,914    3,027,436
*   NeuStar, Inc. Class A                                           56,098    1,862,454
    NIC, Inc.                                                      110,236    2,656,688
*   Novanta, Inc.                                                   70,599    1,577,888
*   Nuance Communications, Inc.                                    635,774   10,083,376
#*  Numerex Corp. Class A                                           18,298      107,592
    NVE Corp.                                                        2,311      179,310
#   NVIDIA Corp.                                                   458,835   50,095,605
#*  Oclaro, Inc.                                                   244,863    2,402,106
*   ON Semiconductor Corp.                                       1,223,556   16,297,766
#*  Onvia, Inc.                                                      1,484        6,752
*   Optical Cable Corp.                                              8,150       26,488
    Oracle Corp.                                                 1,315,382   52,759,972
#*  OSI Systems, Inc.                                               45,532    3,399,874
#*  Palo Alto Networks, Inc.                                        16,966    2,503,503
*   PAR Technology Corp.                                            17,200      111,972
    Park Electrochemical Corp.                                      30,476      558,625
#   Paychex, Inc.                                                  171,384   10,332,741
#*  Paycom Software, Inc.                                           87,090    4,027,042
*   PayPal Holdings, Inc.                                          356,807   14,193,782
    PC Connection, Inc.                                             47,164    1,286,634
    PC-Tel, Inc.                                                    30,780      178,832
#*  PCM, Inc.                                                       16,586      372,356
#*  PDF Solutions, Inc.                                             64,089    1,442,643
#   Pegasystems, Inc.                                              134,151    5,205,059
*   Perceptron, Inc.                                                10,412       68,199
*   Perficient, Inc.                                                74,009    1,312,180
*   PFSweb, Inc.                                                    51,031      383,243
*   Photronics, Inc.                                               134,578    1,547,647
    Plantronics, Inc.                                               91,709    5,188,895
*   Plexus Corp.                                                    78,096    4,240,613
    Power Integrations, Inc.                                        65,799    4,671,729
*   PRGX Global, Inc.                                               39,286      223,930
    Progress Software Corp.                                        110,519    3,096,742
#*  PTC, Inc.                                                      144,350    7,588,479

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Information Technology -- (Continued)
    QAD, Inc. Class A                                               21,895 $   632,765
    QAD, Inc. Class B                                                5,440     136,000
#*  Qorvo, Inc.                                                    138,956   8,922,365
    QUALCOMM, Inc.                                               1,310,728  70,032,197
*   Qualstar Corp.                                                   1,349       4,978
#*  Qualys, Inc.                                                    36,072   1,294,985
*   QuinStreet, Inc.                                                24,924      87,234
*   Qumu Corp.                                                      13,779      31,967
*   Radisys Corp.                                                   40,860     180,193
#*  Rambus, Inc.                                                   252,843   3,281,902
#*  RealNetworks, Inc.                                             173,849     930,092
*   RealPage, Inc.                                                  30,967     947,590
*   Red Hat, Inc.                                                   62,946   4,776,342
#   Reis, Inc.                                                      16,269     325,380
    RELM Wireless Corp.                                              4,040      19,998
*   RetailMeNot, Inc.                                                7,987      72,282
#   RF Industries, Ltd.                                             10,694      17,110
    Richardson Electronics, Ltd.                                    20,031     120,987
*   Rightside Group, Ltd.                                            9,831      82,974
*   Rogers Corp.                                                    40,283   3,220,626
*   Rosetta Stone, Inc.                                             37,189     327,263
*   Rubicon Project, Inc. (The)                                     28,729     243,335
*   Rudolph Technologies, Inc.                                     107,197   2,460,171
#   Sabre Corp.                                                    102,464   2,510,368
*   salesforce.com, Inc.                                            50,500   3,994,550
*   Sanmina Corp.                                                  219,861   8,563,586
*   ScanSource, Inc.                                                67,705   2,677,733
    Science Applications International Corp.                       133,956  10,906,698
*   Seachange International, Inc.                                  115,166     278,702
#   Seagate Technology P.L.C.                                      172,874   7,805,261
*   Semtech Corp.                                                  156,860   5,168,537
#*  ServiceNow, Inc.                                                25,753   2,333,737
#*  ServiceSource International, Inc.                                7,645      40,519
*   Sevcon, Inc.                                                     1,585      14,281
*   ShoreTel, Inc.                                                 136,342     947,577
*   Shutterstock, Inc.                                              28,150   1,514,470
*   Sigma Designs, Inc.                                             83,428     508,911
*   Silicon Laboratories, Inc.                                      88,782   5,788,586
#*  Silver Spring Networks, Inc.                                    39,689     507,225
#   Skyworks Solutions, Inc.                                       296,971  27,244,120
*   SMTC Corp.                                                       1,900       2,508
*   Sonic Foundry, Inc.                                                619       2,940
*   Sonus Networks, Inc.                                           175,637   1,120,564
#*  Splunk, Inc.                                                    27,542   1,593,580
#   SS&C Technologies Holdings, Inc.                               232,268   7,462,771
#*  Stamps.com, Inc.                                                34,158   4,151,905
*   StarTek, Inc.                                                   16,081     139,261
#*  Stratasys, Ltd.                                                 76,715   1,512,820
#*  SunPower Corp.                                                 280,359   1,861,584
#*  Super Micro Computer, Inc.                                     123,526   3,267,263
*   Sykes Enterprises, Inc.                                        112,319   3,137,070
    Symantec Corp.                                                 808,688  22,279,354
#*  Synaptics, Inc.                                                 97,012   5,469,537

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
#*  Synchronoss Technologies, Inc.                               111,851 $ 4,308,501
    SYNNEX Corp.                                                 119,955  14,416,192
*   Synopsys, Inc.                                               115,637   7,272,411
#   Syntel, Inc.                                                 148,245   3,122,040
    Systemax, Inc.                                                51,897     440,087
#*  Tableau Software, Inc. Class A                                31,901   1,526,144
#*  Take-Two Interactive Software, Inc.                          136,087   7,301,068
#*  Tangoe, Inc.                                                  12,583      91,604
    TE Connectivity, Ltd.                                        308,478  22,935,339
*   Tech Data Corp.                                              110,668   9,468,754
*   TechTarget, Inc.                                               5,601      49,345
*   Telenav, Inc.                                                 92,674     824,799
#   TeleTech Holdings, Inc.                                      129,947   3,846,431
#*  Teradata Corp.                                               279,829   8,215,779
    Teradyne, Inc.                                               494,321  14,028,830
    Tessco Technologies, Inc.                                     14,125     200,575
    Tessera Holding Corp.                                        176,531   7,979,201
    Texas Instruments, Inc.                                      310,900  23,485,386
*   TiVo Corp.                                                   372,183   7,034,259
    Total System Services, Inc.                                  209,957  10,640,621
    TransAct Technologies, Inc.                                   12,325      85,043
    Travelport Worldwide, Ltd.                                   183,131   2,629,761
*   Travelzoo, Inc.                                                8,293      75,881
#*  Trimble, Inc.                                                251,853   7,459,886
*   Trio-Tech International                                        3,963      13,078
*   TrueCar, Inc.                                                  3,889      51,140
*   TSR, Inc.                                                        751       4,206
#*  TTM Technologies, Inc.                                       237,202   3,517,706
#*  Twitter, Inc.                                                334,190   5,888,428
#*  Tyler Technologies, Inc.                                      33,610   4,907,732
#*  Ubiquiti Networks, Inc.                                       78,505   4,898,712
#*  Ultimate Software Group, Inc. (The)                           23,023   4,458,634
*   Ultra Clean Holdings, Inc.                                    36,682     459,625
*   Ultratech, Inc.                                               87,920   2,278,886
#*  Unisys Corp.                                                  75,416     969,096
#*  Universal Display Corp.                                       43,820   2,892,120
*   Universal Security Instruments, Inc.                           1,873       6,836
*   USA Technologies, Inc.                                        16,331      68,590
#*  Vantiv, Inc. Class A                                         171,407  10,668,372
#*  VASCO Data Security International, Inc.                       15,177     230,690
*   Veeco Instruments, Inc.                                       91,570   2,357,927
#*  VeriFone Systems, Inc.                                       238,805   4,339,087
*   Verint Systems, Inc.                                          95,646   3,572,378
#*  VeriSign, Inc.                                                43,176   3,463,147
#*  Versum Materials, Inc.                                        39,399   1,101,202
#*  ViaSat, Inc.                                                 116,748   7,578,113
*   Viavi Solutions, Inc.                                        455,107   4,073,208
*   Virtusa Corp.                                                 54,146   1,379,640
#   Visa, Inc. Class A                                           554,924  45,897,764
#   Vishay Intertechnology, Inc.                                 237,364   3,940,242
*   Vishay Precision Group, Inc.                                  24,604     409,657
#*  VMware, Inc. Class A                                           8,843     774,116
    Wayside Technology Group, Inc.                                 5,310      89,208

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  SHARES       VALUE+
                                                                 --------- --------------
Information Technology -- (Continued)
*   Web.com Group, Inc.                                            180,800 $    3,426,160
#*  WebMD Health Corp.                                              55,997      2,793,690
*   Westell Technologies, Inc. Class A                              72,666         47,233
    Western Digital Corp.                                          336,589     26,836,241
#   Western Union Co. (The)                                        263,474      5,158,821
#*  WEX, Inc.                                                       94,572     10,812,417
*   Wireless Telecom Group, Inc.                                     9,995         19,790
#*  Workday, Inc. Class A                                           19,500      1,620,255
*   Xcerra Corp.                                                    93,311        707,297
    Xerox Corp.                                                  1,196,223      8,289,825
    Xilinx, Inc.                                                   280,413     16,320,037
*   XO Group, Inc.                                                  57,631      1,085,192
*   Yahoo!, Inc.                                                   328,847     14,492,287
#*  Yelp, Inc.                                                       4,779        199,667
#*  Zebra Technologies Corp. Class A                               110,590      9,253,065
*   Zedge, Inc. Class B                                             24,094         79,751
#*  Zillow Group, Inc. Class A                                     105,432      3,793,443
*   Zillow Group, Inc. Class C                                      74,021      2,618,863
*   Zix Corp.                                                      119,194        568,555
*   Zynga, Inc. Class A                                          1,812,977      4,568,702
                                                                           --------------
Total Information Technology                                                3,399,894,469
                                                                           --------------
Materials -- (4.4%)
    A Schulman, Inc.                                                66,308      2,287,626
*   AdvanSix, Inc.                                                  12,060        309,821
    Air Products & Chemicals, Inc.                                  88,061     12,307,405
#*  AK Steel Holding Corp.                                         346,814      2,802,257
    Albemarle Corp.                                                157,219     14,564,768
    Alcoa Corp.                                                    123,043      4,484,917
#   Allegheny Technologies, Inc.                                   205,814      4,472,338
*   American Biltrite, Inc.                                             36          8,463
    American Vanguard Corp.                                         71,477      1,229,404
    Ampco-Pittsburgh Corp.                                          14,266        214,703
#   AptarGroup, Inc.                                               151,647     11,065,682
#   Ashland Global Holdings, Inc.                                   68,071      8,102,491
    Avery Dennison Corp.                                           139,893     10,214,987
#*  Axalta Coating Systems, Ltd.                                   144,321      4,185,309
#   Balchem Corp.                                                   86,688      7,389,285
#   Ball Corp.                                                     166,350     12,685,851
#   Bemis Co., Inc.                                                268,663     13,089,261
*   Berry Plastics Group, Inc.                                     166,701      8,506,776
*   Boise Cascade Co.                                              103,921      2,577,241
    Cabot Corp.                                                    129,994      7,197,768
    Calgon Carbon Corp.                                            124,072      1,966,541
#   Carpenter Technology Corp.                                     121,576      4,865,472
    Celanese Corp. Series A                                        198,104     16,719,978
#*  Century Aluminum Co.                                           207,823      3,200,474
#   CF Industries Holdings, Inc.                                   393,730     13,894,732
#   Chase Corp.                                                     22,627      1,991,176
    Chemours Co. (The)                                             117,063      3,092,804
*   Chemtura Corp.                                                 200,307      6,630,162
*   Clearwater Paper Corp.                                          49,358      3,104,618
#*  Cliffs Natural Resources, Inc.                                 370,308      3,247,601

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                         SHARES     VALUE+
                                                                        --------- -----------
Materials -- (Continued)
#*         Codexis, Inc.                                                    2,734 $    12,987
*          Coeur Mining, Inc.                                             298,246   3,474,566
           Commercial Metals Co.                                          352,868   7,209,093
#          Compass Minerals International, Inc.                           108,941   9,107,468
*          Contango ORE, Inc.                                               1,821      35,510
*          Core Molding Technologies, Inc.                                 18,851     290,682
*          Crown Holdings, Inc.                                            75,455   4,087,397
#          Deltic Timber Corp.                                             17,193   1,306,152
           Domtar Corp.                                                   185,014   8,083,262
           Dow Chemical Co. (The)                                         878,752  52,399,982
#          Eagle Materials, Inc.                                          108,142  11,309,490
           Eastman Chemical Co.                                           219,523  17,013,032
           Ecolab, Inc.                                                   103,663  12,453,036
           EI du Pont de Nemours & Co.                                    257,634  19,451,367
*          Ferro Corp.                                                    306,802   4,338,180
           Ferroglobe P.L.C.                                              165,573   1,740,172
(degrees)* Ferroglobe Representation & Warranty Insurance Trust           165,573          --
#*         Flotek Industries, Inc.                                         98,253   1,038,534
#          FMC Corp.                                                      120,211   7,231,894
#*         Freeport-McMoRan, Inc.                                       2,070,151  34,468,014
           Friedman Industries, Inc.                                       13,567      92,934
#          FutureFuel Corp.                                                69,993     909,209
#*         GCP Applied Technologies, Inc.                                  82,308   2,218,201
           Gold Resource Corp.                                              7,542      40,576
           Graphic Packaging Holding Co.                                1,097,751  13,732,865
           Greif, Inc. Class A                                             83,479   4,806,721
           Greif, Inc. Class B                                             28,377   2,020,442
*          Handy & Harman, Ltd.                                             2,707      76,337
           Hawkins, Inc.                                                   21,301   1,142,799
           Haynes International, Inc.                                      25,149   1,033,875
#          HB Fuller Co.                                                  128,491   6,343,601
*          Headwaters, Inc.                                               226,532   5,248,746
#          Hecla Mining Co.                                             1,134,454   7,305,884
           Huntsman Corp.                                                 860,902  17,553,792
*          Ingevity Corp.                                                  58,838   3,270,804
           Innophos Holdings, Inc.                                         50,115   2,437,594
           Innospec, Inc.                                                  62,608   4,467,081
#          International Flavors & Fragrances, Inc.                        35,484   4,159,080
           International Paper Co.                                        412,115  23,325,709
#*         Intrepid Potash, Inc.                                          102,060     208,202
           Kaiser Aluminum Corp.                                           34,717   2,723,896
           KapStone Paper and Packaging Corp.                             313,152   7,509,385
           KMG Chemicals, Inc.                                             27,458   1,012,102
*          Koppers Holdings, Inc.                                          77,292   3,126,461
*          Kraton Corp.                                                    85,844   2,305,770
           Kronos Worldwide, Inc.                                          91,540   1,210,159
*          Louisiana-Pacific Corp.                                        343,511   6,571,365
#*         LSB Industries, Inc.                                            62,607     532,786
           LyondellBasell Industries NV Class A                           200,783  18,727,030
#          Martin Marietta Materials, Inc.                                 60,430  13,874,728
           Materion Corp.                                                  59,507   2,338,625
#          McEwen Mining, Inc.                                            271,668   1,067,655
           Mercer International, Inc.                                     122,236   1,460,720

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Materials -- (Continued)
    Minerals Technologies, Inc.                                   86,743 $ 6,952,451
    Monsanto Co.                                                 169,464  18,354,646
#   Mosaic Co. (The)                                             405,556  12,722,292
    Myers Industries, Inc.                                       126,259   1,742,374
    Neenah Paper, Inc.                                            60,435   4,964,735
#   NewMarket Corp.                                               16,411   7,075,931
    Newmont Mining Corp.                                         582,346  21,127,513
*   Northern Technologies International Corp.                      5,900      92,778
    Nucor Corp.                                                  374,385  21,748,025
#   Olin Corp.                                                   600,454  15,737,899
    Olympic Steel, Inc.                                           36,819     828,428
*   OMNOVA Solutions, Inc.                                        94,498     859,932
#*  Owens-Illinois, Inc.                                         459,462   8,683,832
    Packaging Corp. of America                                   172,454  15,896,810
    PH Glatfelter Co.                                             83,280   2,032,865
#*  Platform Specialty Products Corp.                            395,839   4,805,485
#   PolyOne Corp.                                                223,121   7,610,657
    PPG Industries, Inc.                                          62,098   6,210,421
    Praxair, Inc.                                                 85,543  10,131,713
    Quaker Chemical Corp.                                         34,007   4,369,899
#   Rayonier Advanced Materials, Inc.                             36,919     500,991
#*  Real Industry, Inc.                                            7,576      40,910
    Reliance Steel & Aluminum Co.                                175,814  14,003,585
#*  Rentech, Inc.                                                 29,603      76,228
#*  Resolute Forest Products, Inc.                                20,278     111,529
#   Royal Gold, Inc.                                             137,092   9,893,930
    RPM International, Inc.                                      192,441  10,056,967
*   Ryerson Holding Corp.                                         14,462     153,297
    Schnitzer Steel Industries, Inc. Class A                      94,222   2,228,350
    Schweitzer-Mauduit International, Inc.                        67,420   2,988,729
    Scotts Miracle-Gro Co. (The)                                 109,955  10,112,561
    Sealed Air Corp.                                             185,920   9,017,120
    Sensient Technologies Corp.                                  100,095   7,682,291
    Sherwin-Williams Co. (The)                                    19,100   5,802,771
    Silgan Holdings, Inc.                                        151,354   8,855,723
#   Sonoco Products Co.                                          283,487  15,577,611
#   Southern Copper Corp.                                         64,349   2,468,428
    Steel Dynamics, Inc.                                         443,738  15,002,782
    Stepan Co.                                                    50,025   3,907,453
*   Stillwater Mining Co.                                        296,085   5,033,445
*   Summit Materials, Inc. Class A                                88,477   2,220,773
*   SunCoke Energy, Inc.                                         173,439   1,529,732
*   Synalloy Corp.                                                11,060     132,167
#*  TimkenSteel Corp.                                             86,312   1,455,220
*   Trecora Resources                                             13,281     164,684
    Tredegar Corp.                                                45,562   1,013,755
    Trinseo SA                                                    96,226   6,230,633
    Tronox, Ltd. Class A                                         100,973   1,264,182
    United States Lime & Minerals, Inc.                           10,088     766,688
    United States Steel Corp.                                    356,065  11,646,886
*   Universal Stainless & Alloy Products, Inc.                    10,522     177,611
#*  US Concrete, Inc.                                             65,137   4,266,474
#   Valhi, Inc.                                                   69,098     214,895

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U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                         SHARES      VALUE+
                                                                        --------- ------------
Materials -- (Continued)
#          Valspar Corp. (The)                                             67,225 $  7,439,791
           Vulcan Materials Co.                                           128,791   16,527,749
#          Westlake Chemical Corp.                                        155,820    9,646,816
           WestRock Co.                                                   274,449   14,644,599
           Worthington Industries, Inc.                                   154,045    7,361,811
#          WR Grace & Co.                                                  54,563    3,783,398
                                                                                  ------------
Total Materials                                                                    930,267,114
                                                                                  ------------
Other -- (0.0%)
(degrees)* Concord Camera Corp. Escrow Shares                               2,339           --
(degrees)* FRD Acquisition Co. Escrow Shares                                4,235           --
(degrees)* Gerber Scientific, Inc. Escrow Shares                           30,731           --
(degrees)* SoftBrands, Inc. Escrow Shares                                  14,700           --
                                                                                  ------------
Total Other                                                                                 --
                                                                                  ------------
Real Estate -- (0.3%)
#          Alexander & Baldwin, Inc.                                      164,428    7,320,335
#*         Altisource Asset Management Corp.                                1,977      124,156
#*         Altisource Portfolio Solutions SA                               27,707      789,649
*          Capital Properties, Inc. Class A                                 1,400       19,460
*          CBRE Group, Inc. Class A                                       405,521   12,311,617
*          CKX Lands, Inc.                                                  2,161       24,149
           Colony NorthStar, Inc. Class A                                 269,229    3,747,668
#          Consolidated-Tomoka Land Co.                                    12,263      674,465
*          Forestar Group, Inc.                                           117,472    1,533,010
*          FRP Holdings, Inc.                                              11,905      464,295
           Griffin Industrial Realty, Inc.                                  6,027      189,429
           HFF, Inc. Class A                                              115,197    3,419,047
#*         Howard Hughes Corp. (The)                                       88,082    9,390,422
#*         InterGroup Corp. (The)                                             677       19,870
#          Jones Lang LaSalle, Inc.                                        82,771    8,527,896
#          Kennedy-Wilson Holdings, Inc.                                  224,700    4,595,115
*          Marcus & Millichap, Inc.                                        58,382    1,504,504
*          Maui Land & Pineapple Co., Inc.                                  7,073       51,986
           RE/MAX Holdings, Inc. Class A                                   24,136    1,352,823
#          Realogy Holdings Corp.                                         234,625    6,079,134
#*         St Joe Co. (The)                                                49,500      834,075
*          Stratus Properties, Inc.                                         6,860      209,916
*          Tejon Ranch Co.                                                 38,669      913,748
*          Transcontinental Realty Investors, Inc.                            100        1,575
*          Trinity Place Holdings, Inc.                                    10,474       84,525
                                                                                  ------------
Total Real Estate                                                                   64,182,869
                                                                                  ------------
Telecommunication Services -- (2.6%)
*          Alaska Communications Systems Group, Inc.                        1,200        2,004
           AT&T, Inc.                                                   7,348,948  309,831,648
           ATN International, Inc.                                         28,968    2,325,841
#*         Boingo Wireless, Inc.                                          107,551    1,258,347
#          CenturyLink, Inc.                                            1,165,201   30,132,098
*          Cincinnati Bell, Inc.                                          104,955    2,408,717
#          Cogent Communications Holdings, Inc.                           111,550    4,662,790
#          Consolidated Communications Holdings, Inc.                     167,172    4,398,295

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CONTINUED


                                                                         SHARES      VALUE+
                                                                        --------- ------------
Telecommunication Services -- (Continued)
*          FairPoint Communications, Inc.                                  11,718 $    216,783
#          Frontier Communications Corp.                                1,323,699    4,619,709
*          General Communication, Inc. Class A                            132,110    2,658,053
*          Hawaiian Telcom Holdco, Inc.                                       367        9,113
           IDT Corp. Class B                                               77,282    1,483,814
           Inteliquent, Inc.                                              138,554    3,172,887
#*         Iridium Communications, Inc.                                   104,650    1,056,965
(degrees)* Leap Wireless International, Inc.                               89,942      296,809
*          Level 3 Communications, Inc.                                   279,798   16,636,789
*          Lumos Networks Corp.                                            40,019      619,094
#*         ORBCOMM, Inc.                                                  143,474    1,172,183
*          SBA Communications Corp.                                        50,963    5,364,365
#          Shenandoah Telecommunications Co.                              186,044    5,069,699
#          Spok Holdings, Inc.                                             42,102      865,196
#*         Sprint Corp.                                                 1,026,056    9,470,497
#*         Straight Path Communications, Inc. Class B                       5,827      204,178
#*         T-Mobile US, Inc.                                              279,100   17,379,557
           Telephone & Data Systems, Inc.                                 240,788    7,380,152
*          United States Cellular Corp.                                    56,112    2,502,034
           Verizon Communications, Inc.                                 1,954,061   95,768,530
#*         Vonage Holdings Corp.                                          390,240    2,766,802
#          Windstream Holdings, Inc.                                      252,776    2,042,430
*          Zayo Group Holdings, Inc.                                       88,361    2,824,017
                                                                                  ------------
Total Telecommunication Services                                                   538,599,396
                                                                                  ------------
Utilities -- (1.7%)
           AES Corp.                                                      363,859    4,162,547
#          ALLETE, Inc.                                                    78,524    5,131,543
#          Alliant Energy Corp.                                            91,536    3,446,330
           Ameren Corp.                                                    72,928    3,839,659
           American Electric Power Co., Inc.                               95,064    6,089,800
           American States Water Co.                                       75,136    3,289,454
           American Water Works Co., Inc.                                  68,777    5,050,983
#          Aqua America, Inc.                                             183,353    5,575,765
           Artesian Resources Corp. Class A                                10,056      312,038
           Atmos Energy Corp.                                              95,466    7,272,600
#          Avangrid, Inc.                                                  86,836    3,369,237
           Avista Corp.                                                   107,936    4,170,647
#          Black Hills Corp.                                               68,764    4,301,188
#          California Water Service Group                                  97,490    3,363,405
*          Calpine Corp.                                                  834,723    9,849,731
           CenterPoint Energy, Inc.                                       127,565    3,343,479
#          Chesapeake Utilities Corp.                                      30,794    2,013,928
           CMS Energy Corp.                                               104,097    4,434,532
#          Connecticut Water Service, Inc.                                 25,847    1,396,772
           Consolidated Edison, Inc.                                       96,542    7,177,898
           Consolidated Water Co., Ltd.                                    20,526      211,418
           Delta Natural Gas Co., Inc.                                      5,930      156,078
           Dominion Resources, Inc.                                       122,456    9,340,944
           DTE Energy Co.                                                  56,584    5,581,446
           Duke Energy Corp.                                              145,967   11,464,248
#*         Dynegy, Inc.                                                   276,663    2,642,132
           Edison International                                            63,589    4,634,366

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Utilities -- (Continued)
    El Paso Electric Co.                                          75,157 $ 3,449,706
    Entergy Corp.                                                 74,072   5,306,518
#   Eversource Energy                                            110,651   6,121,213
    Exelon Corp.                                                 180,057   6,460,445
    FirstEnergy Corp.                                            158,251   4,798,170
    Gas Natural, Inc.                                              5,156      65,223
#   Genie Energy, Ltd. Class B                                    32,165     185,592
    Great Plains Energy, Inc.                                    159,373   4,390,726
#   Hawaiian Electric Industries, Inc.                           104,140   3,486,607
#   IDACORP, Inc.                                                 68,779   5,503,696
#   MDU Resources Group, Inc.                                    203,024   5,958,754
#   MGE Energy, Inc.                                              66,869   4,256,212
#   Middlesex Water Co.                                           25,854     977,540
#   National Fuel Gas Co.                                         88,753   4,983,481
#   New Jersey Resources Corp.                                   139,267   5,250,366
    NextEra Energy, Inc.                                          99,519  12,312,491
    NiSource, Inc.                                               301,719   6,749,454
#   Northwest Natural Gas Co.                                     52,717   3,105,031
#   NorthWestern Corp.                                            76,262   4,355,323
#   NRG Energy, Inc.                                             691,892  11,443,894
    NRG Yield, Inc. Class A                                       36,946     600,373
#   NRG Yield, Inc. Class C                                       69,323   1,175,025
    OGE Energy Corp.                                             140,517   4,712,940
#   ONE Gas, Inc.                                                 85,097   5,498,968
#   Ormat Technologies, Inc.                                      96,155   5,163,524
    Otter Tail Corp.                                              65,117   2,464,678
#   Pattern Energy Group, Inc.                                   148,656   2,934,469
    PG&E Corp.                                                   100,403   6,213,942
    Pinnacle West Capital Corp.                                   43,596   3,384,358
#   PNM Resources, Inc.                                          124,757   4,291,641
    Portland General Electric Co.                                129,197   5,634,281
    PPL Corp.                                                    125,181   4,361,306
    Public Service Enterprise Group, Inc.                        103,824   4,594,212
    RGC Resources, Inc.                                            2,942      80,846
    SCANA Corp.                                                   37,809   2,597,478
    Sempra Energy                                                 45,911   4,700,827
    SJW Corp.                                                     42,041   2,106,254
#   South Jersey Industries, Inc.                                137,137   4,525,521
    Southern Co. (The)                                           199,784   9,875,323
    Southwest Gas Holdings, Inc.                                  73,783   5,944,696
#   Spark Energy, Inc. Class A                                     7,608     196,667
#   Spire, Inc.                                                   71,074   4,619,810
    UGI Corp.                                                    423,360  19,631,203
    Unitil Corp.                                                  33,349   1,526,384
#   Vectren Corp.                                                 86,762   4,762,366
    WEC Energy Group, Inc.                                       120,900   7,139,145
    Westar Energy, Inc.                                          135,461   7,408,362
    WGL Holdings, Inc.                                            81,679   6,692,777
    Xcel Energy, Inc.                                            187,613   7,752,169

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CONTINUED


                                                                 SHARES        VALUE+
                                                               ----------- ---------------
Utilities -- (Continued)
#           York Water Co. (The)                                    23,071 $       825,942
                                                                           ---------------
Total Utilities                                                                362,198,097
                                                                           ---------------
TOTAL COMMON STOCKS                                                         18,801,207,299
                                                                           ---------------
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
(degrees)*  Enron TOPRS Escrow Shares                                1,977              --
                                                                           ---------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Capital Bank Corp. Contingent Value Rights               7,309              --
(degrees)*  Dyax Corp. Contingent Value Rights                      51,231          56,866
(degrees)#* Safeway Casa Ley Contingent Value Rights               240,783         244,371
(degrees)#* Safeway PDC, LLC Contingent Value Rights               240,783          11,750
                                                                           ---------------
TOTAL RIGHTS/WARRANTS                                                              312,987
                                                                           ---------------

                                                                  FACE
                                                                 AMOUNT
                                                                 (000)
                                                               -----------
BONDS -- (0.0%)
Financials -- (0.0%)
            Capital Properties, Inc., 5.000%                         1,134           1,134
                                                                           ---------------
TOTAL INVESTMENT SECURITIES                                                 18,801,521,420
                                                                           ---------------

                                                                 SHARES
                                                               -----------
TEMPORARY CASH INVESTMENTS -- (1.1%)
            State Street Institutional U.S. Government Money
              Market Fund, 0.420%                              231,802,892     231,802,892
                                                                           ---------------
SECURITIES LENDING COLLATERAL -- (9.2%)
(S)@        DFA Short Term Investment Fund                     166,947,248   1,931,913,549
                                                                           ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $14,951,564,632)^^                     $20,965,237,861
                                                                           ===============

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ------------------------------------------------------
                                                                 LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                                             --------------- -------------- ------- ---------------
Common Stocks
   Consumer Discretionary                                    $ 2,704,222,356 $       30,427   --    $ 2,704,252,783
   Consumer Staples                                            1,267,167,911             --   --      1,267,167,911
   Energy                                                      1,318,468,519             --   --      1,318,468,519
   Financials                                                  3,548,159,168             --   --      3,548,159,168
   Health Care                                                 1,938,992,079             --   --      1,938,992,079
   Industrials                                                 2,729,024,894             --   --      2,729,024,894
   Information Technology                                      3,399,894,469             --   --      3,399,894,469
   Materials                                                     930,267,114             --   --        930,267,114
   Real Estate                                                    64,182,869             --   --         64,182,869
   Telecommunication Services                                    538,302,587        296,809   --        538,599,396
   Utilities                                                     362,198,097             --   --        362,198,097
Rights/Warrants                                                           --        312,987   --            312,987
Bonds
   Financials                                                             --          1,134   --              1,134
Temporary Cash Investments                                       231,802,892             --   --        231,802,892
Securities Lending Collateral                                             --  1,931,913,549   --      1,931,913,549
Futures Contracts**                                                2,429,742             --   --          2,429,742
                                                             --------------- --------------   --    ---------------
TOTAL                                                        $19,035,112,697 $1,932,554,906   --    $20,967,667,603
                                                             =============== ==============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                         U.S. VECTOR EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                 SHARES    VALUE+
                                                                 ------- ----------
COMMON STOCKS -- (88.9%)
Consumer Discretionary -- (12.5%)
*   1-800-Flowers.com, Inc. Class A                               70,712 $  636,408
    A.H. Belo Corp. Class A                                       29,006    184,188
    Aaron's, Inc.                                                118,007  3,651,137
#   Abercrombie & Fitch Co. Class A                               52,622    610,941
*   Adient P.L.C.                                                 29,360  1,864,066
#   Advance Auto Parts, Inc.                                       5,868    963,760
    AMC Entertainment Holdings, Inc. Class A                      47,327  1,597,286
#*  AMC Networks, Inc. Class A                                     7,802    447,445
    AMCON Distributing Co.                                           438     45,114
*   America's Car-Mart, Inc.                                      14,672    615,490
*   American Axle & Manufacturing Holdings, Inc.                 122,551  2,500,040
#   American Eagle Outfitters, Inc.                              205,299  3,102,068
#*  American Outdoor Brands Corp.                                 45,495    969,044
*   American Public Education, Inc.                               29,266    711,164
*   Apollo Education Group, Inc.                                  84,082    839,979
    Aramark                                                       21,935    742,280
#*  Arctic Cat, Inc.                                              15,969    300,217
    Ark Restaurants Corp.                                          3,403     76,806
*   Asbury Automotive Group, Inc.                                 29,653  1,945,237
#*  Ascena Retail Group, Inc.                                    237,470  1,142,231
*   Ascent Capital Group, Inc. Class A                            14,641    226,789
#   Autoliv, Inc.                                                  8,259    955,236
*   AutoNation, Inc.                                              53,337  2,833,261
#*  AV Homes, Inc.                                                10,882    192,067
*   Ballantyne Strong, Inc.                                       17,594    127,557
*   Barnes & Noble Education, Inc.                                82,681    830,944
    Barnes & Noble, Inc.                                         145,935  1,488,537
    Bassett Furniture Industries, Inc.                            10,687    301,373
    Beasley Broadcast Group, Inc. Class A                          6,377     47,828
#*  Beazer Homes USA, Inc.                                        16,707    238,242
#*  bebe stores, Inc.                                              1,025      5,064
#   Bed Bath & Beyond, Inc.                                       39,913  1,610,490
*   Belmond, Ltd. Class A                                        194,248  2,690,335
#   Best Buy Co., Inc.                                            70,042  3,118,270
    BFC Financial Corp. Class A                                    9,072     46,267
#   Big 5 Sporting Goods Corp.                                    40,230    619,542
#   Big Lots, Inc.                                                64,215  3,210,750
*   Biglari Holdings, Inc.                                         2,695  1,194,424
*   BJ's Restaurants, Inc.                                        35,760  1,271,268
    Bloomin' Brands, Inc.                                        119,574  2,045,911
    Blue Nile, Inc.                                                7,951    323,685
#   Bob Evans Farms, Inc.                                         30,722  1,733,642
*   Bojangles', Inc.                                               3,892     77,062
#*  Bon-Ton Stores, Inc. (The)                                    16,943     19,993
#*  Boot Barn Holdings, Inc.                                       1,150     12,478
#   BorgWarner, Inc.                                              21,458    876,130
    Bowl America, Inc. Class A                                     2,839     41,378
#*  Boyd Gaming Corp.                                             57,508  1,168,563
*   Bravo Brio Restaurant Group, Inc.                             27,451    112,549
*   Bridgepoint Education, Inc.                                   67,155    714,529
*   Bright Horizons Family Solutions, Inc.                        16,294  1,154,593

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
#   Brinker International, Inc.                                   12,255 $   545,348
    Brunswick Corp.                                               61,906   3,705,693
#   Buckle, Inc. (The)                                             9,525     201,454
*   Buffalo Wild Wings, Inc.                                       7,173   1,083,123
*   Build-A-Bear Workshop, Inc.                                   37,916     454,992
*   Burlington Stores, Inc.                                        8,429     705,507
*   Cabela's, Inc.                                                98,243   5,490,801
#   Cable One, Inc.                                                2,652   1,677,072
*   CafePress, Inc.                                                1,337       4,599
#   CalAtlantic Group, Inc.                                      160,633   5,601,273
    Caleres, Inc.                                                 61,757   1,899,028
    Callaway Golf Co.                                            101,348   1,148,273
*   Cambium Learning Group, Inc.                                  42,184     212,607
    Canterbury Park Holding Corp.                                  4,963      49,878
    Capella Education Co.                                         23,069   1,972,400
*   Career Education Corp.                                       143,798   1,404,906
#*  CarMax, Inc.                                                  26,562   1,771,951
#   Carnival Corp.                                                45,997   2,547,314
#   Carriage Services, Inc.                                       35,253     914,815
*   Carrols Restaurant Group, Inc.                                56,675     813,286
    Carter's, Inc.                                                10,234     857,098
    Cato Corp. (The) Class A                                      33,543     851,657
*   Cavco Industries, Inc.                                        10,183   1,000,480
    CBS Corp. Class A                                              4,554     299,517
    CBS Corp. Class B                                             35,868   2,313,127
#*  Central European Media Enterprises, Ltd. Class A              32,474      84,432
*   Century Casinos, Inc.                                          4,432      31,246
*   Century Communities, Inc.                                      4,085      92,934
*   Charles & Colvard, Ltd.                                       21,647      20,348
*   Charter Communications, Inc. Class A                          37,711  12,216,478
#   Cheesecake Factory, Inc. (The)                                24,202   1,458,413
#*  Cherokee, Inc.                                                 9,247      86,922
    Chico's FAS, Inc.                                            190,785   2,573,690
#   Children's Place, Inc. (The)                                  37,051   3,593,947
#*  Chipotle Mexican Grill, Inc.                                   2,400   1,011,456
    Choice Hotels International, Inc.                              8,184     454,212
*   Christopher & Banks Corp.                                     45,128      60,472
    Churchill Downs, Inc.                                          2,452     351,494
#*  Chuy's Holdings, Inc.                                         23,316     685,490
    Cinemark Holdings, Inc.                                       53,615   2,278,637
    Citi Trends, Inc.                                             29,124     467,440
    Clear Channel Outdoor Holdings, Inc. Class A                  16,585      82,096
    ClubCorp Holdings, Inc.                                       62,006   1,023,099
    Coach, Inc.                                                   23,907     892,926
    Collectors Universe, Inc.                                      4,977     102,875
    Columbia Sportswear Co.                                       42,834   2,328,885
    Comcast Corp. Class A                                        317,641  23,956,484
*   Conn's, Inc.                                                  35,937     379,135
    Cooper Tire & Rubber Co.                                      91,142   3,303,897
*   Cooper-Standard Holdings, Inc.                                25,032   2,635,369
    Core-Mark Holding Co., Inc.                                   46,765   1,633,501
#   Cracker Barrel Old Country Store, Inc.                         8,139   1,286,450
#*  Crocs, Inc.                                                   85,576     624,705

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
    CSS Industries, Inc.                                           4,800 $   118,176
    CST Brands, Inc.                                              56,968   2,744,718
    Culp, Inc.                                                    23,483     756,153
*   Cumulus Media, Inc. Class A                                   11,822      11,798
    Dana, Inc.                                                   142,450   2,868,943
#   Darden Restaurants, Inc.                                      24,521   1,796,899
*   Dave & Buster's Entertainment, Inc.                           30,937   1,684,829
*   Deckers Outdoor Corp.                                         47,126   2,714,458
*   Del Frisco's Restaurant Group, Inc.                           23,241     406,718
*   Del Taco Restaurants, Inc.                                    12,855     175,342
*   Delta Apparel, Inc.                                           12,387     232,132
*   Denny's Corp.                                                 29,926     364,199
    Destination Maternity Corp.                                   13,230      74,882
#*  Destination XL Group, Inc.                                    74,081     262,988
#   DeVry Education Group, Inc.                                  105,689   3,540,581
    Dick's Sporting Goods, Inc.                                   66,029   3,407,096
#   Dillard's, Inc. Class A                                       48,014   2,709,910
    DineEquity, Inc.                                              23,092   1,583,649
#*  Discovery Communications, Inc. Class A                        32,991     935,295
*   Discovery Communications, Inc. Class B                         1,000      27,850
#*  Discovery Communications, Inc. Class C                        41,766   1,157,336
*   Dixie Group, Inc. (The)                                        9,314      32,599
    Dollar General Corp.                                          16,141   1,191,529
*   Dollar Tree, Inc.                                             16,801   1,296,869
    Domino's Pizza, Inc.                                           8,300   1,448,682
#*  Dorman Products, Inc.                                         32,268   2,227,137
    DR Horton, Inc.                                              179,683   5,374,319
#   DSW, Inc. Class A                                             94,264   1,994,626
#   Dunkin' Brands Group, Inc.                                    17,333     899,063
    Educational Development Corp.                                  3,287      24,488
#*  El Pollo Loco Holdings, Inc.                                   7,534      93,798
*   Eldorado Resorts, Inc.                                        17,302     268,181
*   Emerson Radio Corp.                                           22,180      24,842
    Entercom Communications Corp. Class A                         41,141     584,202
    Entravision Communications Corp. Class A                      91,548     494,359
    Escalade, Inc.                                                14,959     197,459
#   Ethan Allen Interiors, Inc.                                   40,381   1,175,087
*   EVINE Live, Inc.                                              44,612      67,810
#*  EW Scripps Co. (The) Class A                                 100,672   1,961,091
#   Expedia, Inc.                                                  9,747   1,185,138
*   Express, Inc.                                                131,709   1,400,067
*   Famous Dave's of America, Inc.                                 6,706      36,212
*   Fiesta Restaurant Group, Inc.                                 16,822     442,419
#   Finish Line, Inc. (The) Class A                               96,150   1,653,780
#*  Five Below, Inc.                                              17,117     682,112
    Flanigan's Enterprises, Inc.                                     300       7,275
    Flexsteel Industries, Inc.                                     9,611     488,815
    Foot Locker, Inc.                                             36,047   2,470,661
    Ford Motor Co.                                               988,948  12,223,397
#*  Fossil Group, Inc.                                            12,801     327,322
*   Fox Factory Holding Corp.                                     35,084     908,676
#*  Francesca's Holdings Corp.                                    35,115     612,406
#   Fred's, Inc. Class A                                          70,632   1,029,108

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
*   FTD Cos., Inc.                                                42,906 $   985,980
#*  Full House Resorts, Inc.                                      19,188      43,749
#*  G-III Apparel Group, Ltd.                                     43,264   1,136,113
#   GameStop Corp. Class A                                       157,904   3,867,069
    Gaming Partners International Corp.                            9,358     110,892
    Gannett Co., Inc.                                            130,515   1,255,554
#   Gap, Inc. (The)                                               34,808     801,628
#   Garmin, Ltd.                                                  22,692   1,095,797
    General Motors Co.                                           367,981  13,471,784
*   Genesco, Inc.                                                 38,025   2,289,105
#   Gentex Corp.                                                 200,124   4,180,590
*   Gentherm, Inc.                                                32,496   1,150,358
    Genuine Parts Co.                                             17,138   1,659,130
#   GNC Holdings, Inc. Class A                                    58,026     514,691
    Goodyear Tire & Rubber Co. (The)                             236,003   7,644,137
#*  GoPro, Inc. Class A                                           13,114     140,976
    Graham Holdings Co. Class B                                    6,437   3,344,343
*   Grand Canyon Education, Inc.                                  55,114   3,250,624
*   Gray Television, Inc.                                         97,331   1,153,372
*   Gray Television, Inc. Class A                                  2,300      25,760
*   Green Brick Partners, Inc.                                    21,202     203,539
    Group 1 Automotive, Inc.                                      38,905   3,143,135
#   Guess?, Inc.                                                 142,186   1,815,715
    H&R Block, Inc.                                               19,652     421,732
*   Habit Restaurants, Inc. (The) Class A                            599       8,686
#   Hanesbrands, Inc.                                             31,600     749,236
#   Harley-Davidson, Inc.                                         25,800   1,471,632
    Harman International Industries, Inc.                         12,469   1,386,054
    Harte-Hanks, Inc.                                            100,039     156,061
#   Hasbro, Inc.                                                   9,400     775,594
    Haverty Furniture Cos., Inc.                                  30,347     661,565
    Haverty Furniture Cos., Inc. Class A                           1,796      38,794
*   Helen of Troy, Ltd.                                           28,037   2,615,852
#*  hhgregg, Inc.                                                 34,055      18,376
#*  Hibbett Sports, Inc.                                          18,537     611,721
#*  Hilton Grand Vacations, Inc.                                   3,483     102,156
#   Hilton Worldwide Holdings, Inc.                               11,611     668,561
    Home Depot, Inc. (The)                                        14,454   1,988,581
    Hooker Furniture Corp.                                        20,440     678,608
*   Horizon Global Corp.                                          13,200     258,324
*   Houghton Mifflin Harcourt Co.                                113,162   1,278,731
    HSN, Inc.                                                     10,725     378,056
*   Hyatt Hotels Corp. Class A                                    13,298     727,534
#*  Iconix Brand Group, Inc.                                      78,132     803,978
    ILG, Inc.                                                     65,997   1,250,643
    Insignia Systems, Inc.                                         7,000      10,780
*   Installed Building Products, Inc.                             14,863     607,897
#   International Game Technology P.L.C.                         102,105   2,696,593
    International Speedway Corp. Class A                          53,747   1,969,828
    Interpublic Group of Cos., Inc. (The)                         44,149   1,038,826
*   Intrawest Resorts Holdings, Inc.                              14,842     305,894
#*  iRobot Corp.                                                  21,947   1,329,110
*   Isle of Capri Casinos, Inc.                                   13,149     313,078

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Consumer Discretionary -- (Continued)
*   J Alexander's Holdings, Inc.                                  10,952 $  109,520
    Jack in the Box, Inc.                                          8,283    893,901
#*  JAKKS Pacific, Inc.                                            5,955     30,371
#*  Jamba, Inc.                                                   11,874    108,053
#*  JC Penney Co., Inc.                                          331,079  2,201,675
    John Wiley & Sons, Inc. Class A                               36,211  1,995,226
    John Wiley & Sons, Inc. Class B                                2,087    114,722
    Johnson Outdoors, Inc. Class A                                14,083    485,582
*   K12, Inc.                                                     53,431  1,064,880
#*  Kate Spade & Co.                                              21,775    403,055
#   KB Home                                                       74,081  1,213,447
#*  Kirkland's, Inc.                                              35,241    489,145
#   Kohl's Corp.                                                 172,627  6,875,733
#*  Kona Grill, Inc.                                              11,299    103,386
*   Koss Corp.                                                     4,404      9,557
#   L Brands, Inc.                                                 6,200    373,302
*   La Quinta Holdings, Inc.                                      89,493  1,264,536
    La-Z-Boy, Inc.                                                68,692  1,964,591
*   Lakeland Industries, Inc.                                      5,597     60,727
#*  Lands' End, Inc.                                              12,242    187,915
    Las Vegas Sands Corp.                                         19,359  1,017,896
    LCI Industries                                                24,209  2,656,938
    Lear Corp.                                                    16,106  2,288,502
    Leggett & Platt, Inc.                                         22,528  1,075,036
    Lennar Corp. Class A                                          69,309  3,094,647
    Lennar Corp. Class B                                          11,242    404,262
    Libbey, Inc.                                                  47,243    808,328
*   Liberty Broadband Corp. Class A                               17,204  1,439,631
*   Liberty Broadband Corp. Class B                                  234     19,732
*   Liberty Broadband Corp. Class C                               39,288  3,352,838
*   Liberty Expedia Holdings, Inc. Class A                        26,017  1,145,008
*   Liberty Interactive Corp., QVC Group Class A                  86,201  1,653,335
*   Liberty Interactive Corp., QVC Group Class B                     131      2,506
*   Liberty Media Corp.-Liberty Braves Class A                     3,850     76,808
*   Liberty Media Corp.-Liberty Braves Class B                        93      1,991
*   Liberty Media Corp.-Liberty Braves Class C                     8,071    161,259
#*  Liberty Media Corp.-Liberty Formula One Class A                9,627    278,990
*   Liberty Media Corp.-Liberty Formula One Class B                  234      7,130
#*  Liberty Media Corp.-Liberty Formula One Class C               20,179    579,944
*   Liberty Media Corp.-Liberty SiriusXM Class A                  38,509  1,395,566
*   Liberty Media Corp.-Liberty SiriusXM Class B                     936     33,509
*   Liberty Media Corp.-Liberty SiriusXM Class C                  80,719  2,897,005
    Liberty Tax, Inc.                                              5,220     69,948
*   Liberty TripAdvisor Holdings, Inc. Class A                    93,503  1,678,379
*   Liberty TripAdvisor Holdings, Inc. Class B                       436      8,513
*   Liberty Ventures Series A                                     39,026  1,703,485
    Lifetime Brands, Inc.                                         22,679    339,051
#*  Lindblad Expeditions Holdings, Inc.                            1,133     10,186
    Lions Gate Entertainment Corp. Class A                         6,620    190,457
#*  Lions Gate Entertainment Corp. Class B                        23,544    630,744
#   Lithia Motors, Inc. Class A                                   30,784  3,174,446
*   Live Nation Entertainment, Inc.                               52,423  1,500,346
*   LKQ Corp.                                                     56,098  1,790,087

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                       SHARES    VALUE+
                                                                       ------- ----------
Consumer Discretionary -- (Continued)
          Lowe's Cos., Inc.                                             66,542 $4,862,889
*         Luby's, Inc.                                                  40,905    150,121
#*        Lululemon Athletica, Inc.                                     10,200    688,602
#*        Lumber Liquidators Holdings, Inc.                              5,098     79,835
*         M/I Homes, Inc.                                               42,211  1,061,185
          Macy's, Inc.                                                  46,700  1,379,518
*         Madison Square Garden Co. (The) Class A                       26,607  4,674,052
*         Malibu Boats, Inc. Class A                                     8,684    161,175
          Marcus Corp. (The)                                            21,011    622,976
          Marine Products Corp.                                         15,913    181,567
*         MarineMax, Inc.                                               44,036    944,572
          Marriott International, Inc. Class A                          10,358    876,287
#         Marriott Vacations Worldwide Corp.                            49,997  4,323,741
#         Mattel, Inc.                                                  27,565    722,479
#*        McClatchy Co. (The) Class A                                   10,395    119,958
          McDonald's Corp.                                               2,590    317,456
          MDC Holdings, Inc.                                            90,532  2,447,985
(degrees) Media General, Inc.                                           38,825     12,032
#         Meredith Corp.                                                54,494  3,340,482
*         Meritage Homes Corp.                                          87,210  3,204,967
*         MGM Resorts International                                    152,992  4,406,170
#*        Michael Kors Holdings, Ltd.                                    7,681    328,824
#*        Michaels Cos., Inc. (The)                                     20,089    395,151
*         Modine Manufacturing Co.                                      84,275  1,146,140
*         Mohawk Industries, Inc.                                       12,479  2,693,467
*         Monarch Casino & Resort, Inc.                                  5,624    133,626
#         Monro Muffler Brake, Inc.                                     10,989    658,241
#*        Motorcar Parts of America, Inc.                               23,531    617,218
          Movado Group, Inc.                                            21,143    574,032
*         MSG Networks, Inc. Class A                                    29,936    694,515
*         Murphy USA, Inc.                                              28,248  1,799,398
          NACCO Industries, Inc. Class A                                 9,759    719,726
*         Nathan's Famous, Inc.                                          4,306    269,125
          National American University Holdings, Inc.                      579      1,245
          National CineMedia, Inc.                                      26,421    387,332
#*        Nautilus, Inc.                                                50,709    879,801
          New Media Investment Group, Inc.                              22,079    336,484
*         New York & Co., Inc.                                          65,226    141,540
          New York Times Co. (The) Class A                             168,892  2,280,042
#         Newell Brands, Inc.                                           43,865  2,076,130
          News Corp. Class A                                           150,736  1,852,545
          News Corp. Class B                                            65,934    834,065
          Nexstar Media Group, Inc.                                     15,424  1,008,730
          NIKE, Inc. Class B                                             4,800    253,920
*         Nobility Homes, Inc.                                           1,284     20,512
#         Nordstrom, Inc.                                               17,604    778,449
*         Norwegian Cruise Line Holdings, Ltd.                          22,667  1,065,349
          Nutrisystem, Inc.                                             24,845    821,127
*         NVR, Inc.                                                        830  1,542,140
*         O'Reilly Automotive, Inc.                                      9,113  2,390,067
          Office Depot, Inc.                                           809,121  3,600,588
#*        Ollie's Bargain Outlet Holdings, Inc.                         58,871  1,798,509
#         Omnicom Group, Inc.                                           23,375  2,002,069

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U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Consumer Discretionary -- (Continued)
#*  Overstock.com, Inc.                                           13,110 $  217,626
    Oxford Industries, Inc.                                       20,252  1,114,265
    P&F Industries, Inc. Class A                                   2,014     17,582
#*  Panera Bread Co. Class A                                       4,800  1,003,488
#   Papa John's International, Inc.                               11,194    953,953
#*  Papa Murphy's Holdings, Inc.                                   7,233     32,693
#*  Party City Holdco, Inc.                                       19,907    287,656
*   Penn National Gaming, Inc.                                    52,470    723,037
#   Penske Automotive Group, Inc.                                105,632  5,742,156
*   Perfumania Holdings, Inc.                                      3,665      7,147
*   Perry Ellis International, Inc.                               17,492    412,636
    PetMed Express, Inc.                                          19,102    404,771
#   Pier 1 Imports, Inc.                                         135,849    987,622
*   Pinnacle Entertainment, Inc.                                  19,407    298,868
    Planet Fitness, Inc. Class A                                   9,285    195,356
#   Polaris Industries, Inc.                                       9,939    835,572
#   Pool Corp.                                                    11,818  1,247,508
*   Popeyes Louisiana Kitchen, Inc.                                9,550    603,465
*   Potbelly Corp.                                                11,637    151,281
*   Priceline Group, Inc. (The)                                    1,900  2,992,747
    PulteGroup, Inc.                                             240,515  5,173,478
    PVH Corp.                                                     43,237  4,056,063
*   QEP Co., Inc.                                                  1,500     30,000
#*  Radio One, Inc. Class D                                       39,577    118,731
#   Ralph Lauren Corp.                                             9,892    874,750
    RCI Hospitality Holdings, Inc.                                20,006    351,105
*   Reading International, Inc. Class A                           30,798    503,547
*   Red Lion Hotels Corp.                                         31,299    250,392
*   Red Robin Gourmet Burgers, Inc.                               21,266  1,011,198
    Regal Entertainment Group Class A                             17,494    396,414
*   Regis Corp.                                                   68,795    957,626
#   Rent-A-Center, Inc.                                           65,105    583,341
#*  RH                                                            10,556    285,223
    Rocky Brands, Inc.                                             9,423    119,201
    Ross Stores, Inc.                                             23,632  1,562,312
    Royal Caribbean Cruises, Ltd.                                 30,080  2,816,390
*   Ruby Tuesday, Inc.                                            91,843    180,012
    Ruth's Hospitality Group, Inc.                                50,925    873,364
    Salem Media Group, Inc.                                       22,144    135,078
#*  Sally Beauty Holdings, Inc.                                   20,174    480,141
    Scholastic Corp.                                              37,915  1,735,749
#*  Scientific Games Corp. Class A                                 2,700     45,900
#   Scripps Networks Interactive, Inc. Class A                     5,300    403,648
*   Sears Hometown and Outlet Stores, Inc.                         1,071      3,909
    SeaWorld Entertainment, Inc.                                 115,578  2,093,118
#*  Select Comfort Corp.                                          40,444    816,160
*   Sequential Brands Group, Inc.                                  2,686     12,436
#   Service Corp. International                                   73,348  2,136,627
#*  ServiceMaster Global Holdings, Inc.                           34,770  1,285,795
*   Shiloh Industries, Inc.                                       21,831    261,754
    Shoe Carnival, Inc.                                           25,961    663,823
#*  Shutterfly, Inc.                                              42,422  2,177,521
#   Signet Jewelers, Ltd.                                         15,756  1,223,769

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U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Consumer Discretionary -- (Continued)
#   Sinclair Broadcast Group, Inc. Class A                        52,013 $1,755,439
#   Sirius XM Holdings, Inc.                                     124,278    586,592
#   Six Flags Entertainment Corp.                                 16,495    982,772
*   Skechers U.S.A., Inc. Class A                                 39,540    993,245
#*  Skyline Corp.                                                  8,700     91,089
#   Sonic Automotive, Inc. Class A                                62,520  1,462,968
#   Sonic Corp.                                                   28,283    704,247
*   Sotheby's                                                     69,069  2,742,730
*   Spanish Broadcasting System, Inc. Class A                      1,489      1,608
    Spartan Motors, Inc.                                          46,795    369,681
    Speedway Motorsports, Inc.                                    57,549  1,236,728
#*  Sportsman's Warehouse Holdings, Inc.                          19,810    147,386
#   Stage Stores, Inc.                                            52,572    147,202
    Standard Motor Products, Inc.                                 35,061  1,748,492
    Stanley Furniture Co., Inc.                                   13,731     12,907
    Staples, Inc.                                                329,895  3,035,034
    Stein Mart, Inc.                                              59,443    217,561
*   Steven Madden, Ltd.                                           78,454  2,761,581
*   Stoneridge, Inc.                                              60,033    985,142
    Strattec Security Corp.                                        6,011    185,139
*   Strayer Education, Inc.                                       21,714  1,758,834
#   Sturm Ruger & Co., Inc.                                       16,895    891,211
    Superior Industries International, Inc.                       32,275    743,939
    Superior Uniform Group, Inc.                                  22,099    376,125
*   Sypris Solutions, Inc.                                        17,625     16,039
    Tailored Brands, Inc.                                         14,905    316,731
*   Tandy Leather Factory, Inc.                                   17,438    135,145
    Target Corp.                                                  52,314  3,373,207
*   Taylor Morrison Home Corp. Class A                            29,604    574,318
    TEGNA, Inc.                                                  170,290  3,901,344
#*  Tempur Sealy International, Inc.                              13,378    575,254
#*  Tenneco, Inc.                                                 13,200    890,340
#*  Tesla Motors, Inc.                                               697    175,595
#   Texas Roadhouse, Inc.                                         39,134  1,825,210
    Thor Industries, Inc.                                         35,911  3,716,788
#   Tiffany & Co.                                                 14,964  1,177,966
#*  Tile Shop Holdings, Inc.                                       2,895     55,295
*   Tilly's, Inc. Class A                                          4,855     65,057
    Time Warner, Inc.                                             94,912  9,192,227
    Time, Inc.                                                   145,835  2,807,324
    TJX Cos., Inc. (The)                                          10,244    767,480
#*  Toll Brothers, Inc.                                          211,224  6,623,985
*   TopBuild Corp.                                                41,376  1,535,463
    Tower International, Inc.                                     24,882    651,908
*   Town Sports International Holdings, Inc.                      12,510     36,905
#   Tractor Supply Co.                                            17,500  1,289,225
*   Trans World Entertainment Corp.                                1,500      4,125
#*  TRI Pointe Group, Inc.                                       228,376  2,802,174
#*  TripAdvisor, Inc.                                             14,450    764,405
#   tronc, Inc.                                                    5,436     72,081
*   Tuesday Morning Corp.                                         57,924    249,073
#   Tupperware Brands Corp.                                        6,900    416,484
#   Twenty-First Century Fox, Inc. Class A                        85,500  2,682,990

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Consumer Discretionary -- (Continued)
    Twenty-First Century Fox, Inc. Class B                        23,700 $    734,937
*   UCP, Inc. Class A                                              5,885       66,795
*   Ulta Salon Cosmetics & Fragrance, Inc.                        10,973    2,987,728
#*  Under Armour, Inc. Class A                                    11,332      243,525
*   Under Armour, Inc. Class C                                    11,412      219,339
*   Unifi, Inc.                                                   21,980      591,042
#*  Universal Electronics, Inc.                                   16,500      981,750
    Universal Technical Institute, Inc.                           22,884       73,458
#*  Urban Outfitters, Inc.                                        92,422    2,452,880
*   US Auto Parts Network, Inc.                                   26,854       91,035
    Vail Resorts, Inc.                                             6,250    1,072,125
#*  Vera Bradley, Inc.                                            46,851      536,912
    VF Corp.                                                      13,052      671,917
#   Viacom, Inc. Class A                                           2,734      123,714
    Viacom, Inc. Class B                                          45,808    1,930,349
#*  Vince Holding Corp.                                           18,924       57,718
*   Vista Outdoor, Inc.                                           73,020    2,103,706
*   Visteon Corp.                                                 34,040    3,048,963
*   Vitamin Shoppe, Inc.                                          47,053    1,018,697
*   VOXX International Corp.                                      36,528      153,418
    Walt Disney Co. (The)                                        118,253   13,084,694
*   WCI Communities, Inc.                                          9,658      225,997
#*  Weight Watchers International, Inc.                            6,975       86,839
    Wendy's Co. (The)                                            233,582    3,160,364
*   West Marine, Inc.                                             38,812      359,787
    Weyco Group, Inc.                                             10,680      300,962
#   Whirlpool Corp.                                               17,108    2,992,018
#*  William Lyon Homes Class A                                    23,652      417,458
#   Williams-Sonoma, Inc.                                         45,725    2,204,402
#   Wingstop, Inc.                                                 3,080       87,688
    Winmark Corp.                                                  3,672      406,674
#   Winnebago Industries, Inc.                                    58,248    1,828,987
#   Wolverine World Wide, Inc.                                   114,367    2,686,481
    Wyndham Worldwide Corp.                                       20,878    1,650,615
    Wynn Resorts, Ltd.                                             2,100      213,003
*   ZAGG, Inc.                                                    64,087      429,383
#*  Zumiez, Inc.                                                  43,968      881,558
                                                                         ------------
Total Consumer Discretionary                                              599,251,588
                                                                         ------------
Consumer Staples -- (3.9%)
    Alico, Inc.                                                   10,288      277,262
*   Alliance One International, Inc.                              13,912      231,635
    Altria Group, Inc.                                            13,203      939,790
    Andersons, Inc. (The)                                         47,471    1,792,030
    Archer-Daniels-Midland Co.                                    76,640    3,392,086
#*  Avon Products, Inc.                                          150,512      883,505
#   B&G Foods, Inc.                                               40,875    1,812,806
#*  Blue Buffalo Pet Products, Inc.                               21,141      512,669
#*  Boston Beer Co., Inc. (The) Class A                            3,985      612,495
*   Bridgford Foods Corp.                                          3,414       40,575
    Brown-Forman Corp. Class A                                     7,616      356,277
#   Brown-Forman Corp. Class B                                     4,922      224,443
    Bunge, Ltd.                                                   99,844    6,910,203

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U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Consumer Staples -- (Continued)
#   Cal-Maine Foods, Inc.                                         44,448 $1,853,482
#   Calavo Growers, Inc.                                          11,046    610,844
    Casey's General Stores, Inc.                                  14,975  1,720,628
*   CCA Industries, Inc.                                           4,700     12,220
#*  Central Garden & Pet Co.                                      20,939    687,846
*   Central Garden & Pet Co. Class A                              49,930  1,536,845
#*  Chefs' Warehouse, Inc. (The)                                  34,429    574,964
    Church & Dwight Co., Inc.                                     20,030    905,757
#   Coca-Cola Bottling Co. Consolidated                            9,412  1,589,122
*   Coffee Holding Co., Inc.                                       1,900      8,645
    Conagra Brands, Inc.                                          15,943    623,212
    Constellation Brands, Inc. Class A                             9,086  1,360,719
    Constellation Brands, Inc. Class B                             1,214    183,654
    Costco Wholesale Corp.                                        12,989  2,129,547
#   Coty, Inc. Class A                                            68,940  1,323,648
#*  Craft Brew Alliance, Inc.                                     29,866    453,963
*   Crimson Wine Group, Ltd.                                       7,007     65,375
    CVS Health Corp.                                             102,304  8,062,578
*   Darling Ingredients, Inc.                                    220,834  2,650,008
#   Dean Foods Co.                                               128,077  2,543,609
    Dr Pepper Snapple Group, Inc.                                 17,376  1,584,691
*   Edgewell Personal Care Co.                                    40,264  3,174,414
    Energizer Holdings, Inc.                                       9,398    474,317
#*  Farmer Brothers Co.                                           20,997    730,696
#   Flowers Foods, Inc.                                           76,089  1,530,150
    Fresh Del Monte Produce, Inc.                                 82,609  4,729,365
    General Mills, Inc.                                           16,200  1,012,176
#*  Hain Celestial Group, Inc. (The)                              60,685  2,400,699
#*  Herbalife, Ltd.                                               12,245    688,169
    Hormel Foods Corp.                                            21,066    764,696
*   HRG Group, Inc.                                               68,168  1,147,267
    Ingles Markets, Inc. Class A                                  21,873    989,753
    Ingredion, Inc.                                               38,606  4,948,903
    Inter Parfums, Inc.                                           36,557  1,246,594
#*  Inventure Foods, Inc.                                          1,791     10,728
    J&J Snack Foods Corp.                                         15,402  1,964,833
    JM Smucker Co. (The)                                          56,259  7,642,785
    John B. Sanfilippo & Son, Inc.                                 9,554    628,558
    Kraft Heinz Co. (The)                                         58,830  5,252,931
    Kroger Co. (The)                                              34,830  1,182,827
    Lamb Weston Holdings, Inc.                                     5,072    189,490
    Lancaster Colony Corp.                                        10,957  1,435,915
*   Landec Corp.                                                  52,000    655,200
*   Lifevantage Corp.                                              2,000     14,440
#*  Lifeway Foods, Inc.                                            4,839     52,116
    Limoneira Co.                                                  2,554     43,418
    Mannatech, Inc.                                                2,569     50,995
#   McCormick & Co., Inc. Non-Voting                               9,862    942,314
    McCormick & Co., Inc. Voting                                   1,064    101,612
    Medifast, Inc.                                                19,819    835,767
#   MGP Ingredients, Inc.                                         30,831  1,306,926
    Molson Coors Brewing Co. Class A                                 534     51,424
    Molson Coors Brewing Co. Class B                              10,860  1,048,207

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Staples -- (Continued)
    Mondelez International, Inc. Class A                         131,040 $ 5,802,451
#*  Monster Beverage Corp.                                         7,200     306,720
    National Beverage Corp.                                       27,000   1,355,130
*   Natural Alternatives International, Inc.                       8,015      91,371
#*  Natural Grocers by Vitamin Cottage, Inc.                      15,356     194,100
    Natural Health Trends Corp.                                      995      24,955
    Nature's Sunshine Products, Inc.                               1,303      16,613
    Nu Skin Enterprises, Inc. Class A                             21,956   1,139,077
    Nutraceutical International Corp.                             14,516     486,286
    Oil-Dri Corp. of America                                       7,273     244,736
*   Omega Protein Corp.                                           38,499     960,550
#   Orchids Paper Products Co.                                    13,352     364,643
    PepsiCo, Inc.                                                  9,195     954,257
    Philip Morris International, Inc.                             36,900   3,547,197
#   Pilgrim's Pride Corp.                                         49,432     946,129
    Pinnacle Foods, Inc.                                          49,145   2,614,023
#*  Post Holdings, Inc.                                           55,507   4,644,826
#   PriceSmart, Inc.                                               9,543     808,292
*   Primo Water Corp.                                             13,032     168,373
    Procter & Gamble Co. (The)                                   103,497   9,066,337
*   Revlon, Inc. Class A                                          14,164     473,786
    Reynolds American, Inc.                                       41,710   2,508,022
*   Rite Aid Corp.                                                87,461     491,531
    Rocky Mountain Chocolate Factory, Inc.                         5,450      59,732
#   Sanderson Farms, Inc.                                         35,419   3,223,129
*   Seaboard Corp.                                                   535   2,059,750
*   Seneca Foods Corp. Class A                                    12,820     459,597
*   Seneca Foods Corp. Class B                                     1,251      48,226
#*  Smart & Final Stores, Inc.                                       764      10,963
#   Snyder's-Lance, Inc.                                         103,060   3,955,443
    SpartanNash Co.                                               54,760   2,073,214
#   Spectrum Brands Holdings, Inc.                                 9,827   1,310,824
#*  Sprouts Farmers Market, Inc.                                  24,904     464,958
*   SUPERVALU, Inc.                                              103,678     406,418
*   Tofutti Brands, Inc.                                             799       1,438
#   Tootsie Roll Industries, Inc.                                 21,876     819,256
#*  TreeHouse Foods, Inc.                                         59,514   4,515,922
    Tyson Foods, Inc. Class A                                     47,445   2,979,072
#*  United Natural Foods, Inc.                                    63,610   2,906,977
    United-Guardian, Inc.                                          1,872      28,642
    Universal Corp.                                               31,843   2,165,324
*   USANA Health Sciences, Inc.                                   18,710   1,165,633
#   Vector Group, Ltd.                                            28,920     637,975
    Village Super Market, Inc. Class A                            10,231     309,897
    Wal-Mart Stores, Inc.                                        191,729  12,795,993
    Walgreens Boots Alliance, Inc.                                79,793   6,538,238
#   WD-40 Co.                                                      7,242     761,496
    Weis Markets, Inc.                                            33,709   2,003,663
*   WhiteWave Foods Co. (The)                                     31,814   1,751,679

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Consumer Staples -- (Continued)
#   Whole Foods Market, Inc.                                      33,877 $  1,023,763
                                                                         ------------
Total Consumer Staples                                                    187,401,445
                                                                         ------------
Energy -- (7.0%)
*   Abraxas Petroleum Corp.                                       19,403       47,925
    Adams Resources & Energy, Inc.                                 5,276      204,445
    Alon USA Energy, Inc.                                        101,614    1,144,174
    Anadarko Petroleum Corp.                                      33,696    2,342,883
#*  Antero Resources Corp.                                        43,316    1,057,344
    Apache Corp.                                                  40,827    2,442,271
#*  Approach Resources, Inc.                                       1,047        3,403
    Archrock, Inc.                                                74,370    1,085,802
    Atwood Oceanics, Inc.                                        102,478    1,246,132
    Baker Hughes, Inc.                                            55,395    3,494,317
*   Barnwell Industries, Inc.                                      7,497       12,557
#*  Bill Barrett Corp.                                            64,057      419,573
#   Bristow Group, Inc.                                           41,007      724,184
    Cabot Oil & Gas Corp.                                         37,044      795,705
*   Callon Petroleum Co.                                         132,100    2,018,488
#*  CARBO Ceramics, Inc.                                           4,831       68,600
    Cheniere Energy Partners L.P. Holdings LLC                     4,738      108,263
*   Cheniere Energy, Inc.                                          7,686      366,238
#*  Chesapeake Energy Corp.                                       83,700      539,865
    Chevron Corp.                                                222,498   24,775,152
    Cimarex Energy Co.                                             9,239    1,249,205
*   Clayton Williams Energy, Inc.                                 18,832    2,739,114
*   Clean Energy Fuels Corp.                                      62,758      162,543
#*  Cloud Peak Energy, Inc.                                       78,591      447,183
#*  Cobalt International Energy, Inc.                            305,897      300,024
#*  Concho Resources, Inc.                                        14,935    2,082,536
    ConocoPhillips                                               152,715    7,446,383
#   CONSOL Energy, Inc.                                          292,878    4,961,353
*   Contango Oil & Gas Co.                                        35,331      286,181
#*  Continental Resources, Inc.                                   18,071      877,528
#   Core Laboratories NV                                           5,467      638,710
#   CVR Energy, Inc.                                              30,742      682,780
*   Dawson Geophysical Co.                                        23,733      187,965
    Delek US Holdings, Inc.                                       88,382    1,979,757
#*  Denbury Resources, Inc.                                      484,869    1,624,311
    Devon Energy Corp.                                            13,078      595,572
#   DHT Holdings, Inc.                                           138,015      647,290
*   Diamond Offshore Drilling, Inc.                              153,676    2,517,213
*   Diamondback Energy, Inc.                                      10,793    1,135,100
#*  Dorian LPG, Ltd.                                               9,118      103,125
#*  Dril-Quip, Inc.                                               56,052    3,486,434
*   Eclipse Resources Corp.                                       52,874      130,070
*   Energen Corp.                                                 13,052      703,372
*   ENGlobal Corp.                                                25,261       70,226
#   EnLink Midstream LLC                                         109,341    1,897,066
    Ensco P.L.C. Class A                                          20,652      225,520
    EOG Resources, Inc.                                           28,939    2,939,624
#*  EP Energy Corp. Class A                                       43,409      227,463
*   Era Group, Inc.                                               28,008      438,605

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Energy -- (Continued)
    Evolution Petroleum Corp.                                     15,137 $   131,692
*   Exterran Corp.                                                37,635   1,167,438
    Exxon Mobil Corp.                                            395,596  33,186,548
#*  Forum Energy Technologies, Inc.                              148,516   3,222,797
#   Frank's International NV                                      34,070     403,389
    GasLog, Ltd.                                                  57,896     966,863
#*  Gastar Exploration, Inc.                                     101,632     172,774
#*  Geospace Technologies Corp.                                   11,088     258,794
    Green Plains, Inc.                                            46,043   1,035,968
    Gulf Island Fabrication, Inc.                                 22,632     314,585
#*  Gulfmark Offshore, Inc. Class A                               31,656      53,815
*   Gulfport Energy Corp.                                        129,494   2,706,425
    Hallador Energy Co.                                            4,268      40,119
    Halliburton Co.                                               38,866   2,198,650
*   Helix Energy Solutions Group, Inc.                           210,636   1,786,193
#   Helmerich & Payne, Inc.                                       52,910   3,765,076
#   Hess Corp.                                                   100,031   5,419,680
#   HollyFrontier Corp.                                          169,504   4,910,531
#*  Hornbeck Offshore Services, Inc.                              46,873     339,829
*   International Seaways, Inc.                                    1,940      33,717
#*  ION Geophysical Corp.                                         11,700      67,860
#*  Jones Energy, Inc. Class A                                     3,425      15,241
    Kinder Morgan, Inc.                                          158,799   3,547,570
#*  Kosmos Energy, Ltd.                                          219,196   1,433,542
#*  Laredo Petroleum, Inc.                                        36,675     496,946
#   Marathon Oil Corp.                                           281,960   4,722,830
    Marathon Petroleum Corp.                                      79,270   3,808,924
*   Matrix Service Co.                                            43,035     963,984
#*  McDermott International, Inc.                                232,532   1,883,509
*   Mitcham Industries, Inc.                                      22,567     109,563
#   Murphy Oil Corp.                                             181,643   5,251,299
    Nabors Industries, Ltd.                                      366,821   5,960,841
#   National Oilwell Varco, Inc.                                 129,209   4,885,392
*   Natural Gas Services Group, Inc.                              24,515     703,581
*   Newfield Exploration Co.                                      14,124     566,090
#*  Newpark Resources, Inc.                                      189,515   1,430,838
#   Noble Corp. P.L.C.                                           273,753   1,847,833
    Noble Energy, Inc.                                           175,580   6,981,061
#   Nordic American Offshore, Ltd.                                   239         657
#   Nordic American Tankers, Ltd.                                 27,665     239,026
*   Northern Oil and Gas, Inc.                                    55,846     201,046
*   Oasis Petroleum, Inc.                                        257,256   3,637,600
    Occidental Petroleum Corp.                                    47,367   3,210,062
    Oceaneering International, Inc.                               98,664   2,747,792
#*  Oil States International, Inc.                                90,152   3,561,004
#   ONEOK, Inc.                                                   18,514   1,020,307
    Overseas Shipholding Group, Inc. Class A                       5,822      28,586
#*  Pacific Drilling SA                                            1,989       6,564
    Panhandle Oil and Gas, Inc. Class A                           27,323     601,106
#*  Par Pacific Holdings, Inc.                                    23,126     336,021
*   Parker Drilling Co.                                          169,933     433,329
*   Parsley Energy, Inc. Class A                                  64,356   2,266,618
#   Patterson-UTI Energy, Inc.                                   199,887   5,604,831

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Energy -- (Continued)
#   PBF Energy, Inc. Class A                                     144,481 $  3,350,514
*   PDC Energy, Inc.                                              56,654    4,188,997
#*  PetroQuest Energy, Inc.                                        9,150       38,613
*   PHI, Inc. Non-Voting                                          19,300      305,905
*   PHI, Inc. Voting                                               1,053       16,448
    Phillips 66                                                   85,158    6,950,596
*   Pioneer Energy Services Corp.                                127,359      802,362
    Pioneer Natural Resources Co.                                  8,662    1,561,152
*   QEP Resources, Inc.                                          289,552    5,049,787
    Range Resources Corp.                                         81,374    2,631,635
#*  Renewable Energy Group, Inc.                                  94,220      819,714
#*  REX American Resources Corp.                                   9,639      800,326
*   Rice Energy, Inc.                                            222,418    4,410,549
#*  RigNet, Inc.                                                  18,417      363,736
#*  Ring Energy, Inc.                                             11,677      154,136
#*  Rowan Cos. P.L.C. Class A                                    174,129    3,120,392
#   RPC, Inc.                                                     47,444    1,020,995
*   RSP Permian, Inc.                                            100,608    4,281,876
    Schlumberger, Ltd.                                            75,956    6,358,277
#   Scorpio Tankers, Inc.                                        368,085    1,409,766
#*  SEACOR Holdings, Inc.                                         30,177    2,220,122
    SemGroup Corp. Class A                                        75,490    2,996,953
#   Ship Finance International, Ltd.                             102,242    1,533,630
#   SM Energy Co.                                                115,080    3,511,091
*   Southwestern Energy Co.                                      124,379    1,120,655
    Spectra Energy Corp.                                           1,600       66,640
#   Superior Energy Services, Inc.                               212,226    3,750,033
#*  Synergy Resources Corp.                                      241,986    2,083,499
    Targa Resources Corp.                                         66,175    3,813,003
#*  TechnipFMC P.L.C.                                             48,961    1,646,069
#   Teekay Corp.                                                  35,340      355,167
#   Teekay Tankers, Ltd. Class A                                 107,540      263,473
*   Tesco Corp.                                                   95,309      819,657
    Tesoro Corp.                                                 121,066    9,788,186
*   TETRA Technologies, Inc.                                     136,770      678,379
#   Tidewater, Inc.                                               64,165      141,163
*   Transocean, Ltd.                                             350,352    4,894,417
#*  Unit Corp.                                                    79,595    2,069,470
    US Silica Holdings, Inc.                                      15,565      920,514
*   Vaalco Energy, Inc.                                           77,695       90,903
    Valero Energy Corp.                                          125,201    8,233,218
#*  Weatherford International P.L.C.                             488,175    2,543,392
    Western Refining, Inc.                                       156,068    5,463,941
*   Whiting Petroleum Corp.                                      294,415    3,265,062
*   Willbros Group, Inc.                                          80,929      245,215
    Williams Cos., Inc. (The)                                     21,384      616,715
    World Fuel Services Corp.                                     74,849    3,329,284
*   WPX Energy, Inc.                                             444,874    6,197,095
                                                                         ------------
Total Energy                                                              334,658,632
                                                                         ------------
Financials -- (22.1%)
    1st Constitution Bancorp                                       2,774       46,603
    1st Source Corp.                                              40,229    1,814,730

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
    A-Mark Precious Metals, Inc.                                     5,846 $   110,899
#   Access National Corp.                                           14,788     394,544
*   Affiliated Managers Group, Inc.                                  6,030     918,731
    Aflac, Inc.                                                     50,561   3,538,764
*   Alleghany Corp.                                                  7,498   4,585,552
    Allied World Assurance Co. Holdings AG                         102,437   5,442,478
    Allstate Corp. (The)                                            41,222   3,100,307
    Ally Financial, Inc.                                           307,805   6,500,842
*   Ambac Financial Group, Inc.                                     50,082   1,047,715
    American Equity Investment Life Holding Co.                    147,385   3,478,286
    American Express Co.                                            83,520   6,379,258
    American Financial Group, Inc.                                  70,607   6,084,205
    American International Group, Inc.                              59,021   3,792,689
    American National Bankshares, Inc.                               6,941     246,406
    American National Insurance Co.                                 21,675   2,527,088
*   American River Bankshares                                        4,649      69,735
    Ameriprise Financial, Inc.                                      28,122   3,157,257
    Ameris Bancorp                                                  52,522   2,368,742
    AMERISAFE, Inc.                                                 26,331   1,660,170
    AmeriServ Financial, Inc.                                       17,822      70,397
#   Ames National Corp.                                                900      29,070
#   AmTrust Financial Services, Inc.                               140,078   3,696,658
*   Arch Capital Group, Ltd.                                        58,304   5,151,158
    Argo Group International Holdings, Ltd.                         40,536   2,592,277
    Arrow Financial Corp.                                           17,969     634,306
#   Arthur J Gallagher & Co.                                        14,066     757,173
#   Artisan Partners Asset Management, Inc. Class A                  7,637     221,091
    Aspen Insurance Holdings, Ltd.                                  84,541   4,768,112
    Associated Banc-Corp                                           168,126   4,253,588
    Assurant, Inc.                                                  30,132   2,926,721
    Assured Guaranty, Ltd.                                         200,009   7,782,350
*   Asta Funding, Inc.                                              12,881     131,386
    Astoria Financial Corp.                                        186,418   3,525,164
    Atlantic American Corp.                                          5,179      19,421
#*  Atlantic Capital Bancshares, Inc.                                  600      11,460
*   Atlantic Coast Financial Corp.                                   4,319      31,205
*   Atlanticus Holdings Corp.                                       19,831      56,320
*   Atlas Financial Holdings, Inc.                                   3,399      57,783
    Auburn National Bancorporation, Inc.                             1,260      41,391
    Axis Capital Holdings, Ltd.                                     87,609   5,607,852
    Baldwin & Lyons, Inc. Class A                                    1,285      31,251
    Baldwin & Lyons, Inc. Class B                                   13,262     318,288
#   Banc of California, Inc.                                        57,307     905,451
#   BancFirst Corp.                                                 20,930   1,974,745
*   Bancorp, Inc. (The)                                             53,534     320,669
    BancorpSouth, Inc.                                             148,379   4,406,856
    Bank Mutual Corp.                                               54,299     518,555
    Bank of America Corp.                                        1,204,998  27,281,155
    Bank of Commerce Holdings                                        5,615      55,869
#   Bank of Hawaii Corp.                                            35,363   3,038,035
    Bank of Marin Bancorp                                            3,938     264,634
    Bank of New York Mellon Corp. (The)                             95,987   4,293,499
#   Bank of the Ozarks, Inc.                                        61,778   3,389,759

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
    BankFinancial Corp.                                           35,242 $   474,710
    BankUnited, Inc.                                             107,934   4,123,079
    Banner Corp.                                                  36,181   2,030,478
    Bar Harbor Bankshares                                          9,251     400,846
    BB&T Corp.                                                    95,749   4,422,646
    BCB Bancorp, Inc.                                              7,110      96,341
    Bear State Financial, Inc.                                     5,803      58,436
    Beneficial Bancorp, Inc.                                      87,709   1,565,606
    Berkshire Bancorp, Inc.                                        2,025      20,432
    Berkshire Hills Bancorp, Inc.                                 45,056   1,594,982
    BGC Partners, Inc. Class A                                   127,988   1,416,827
    BlackRock, Inc.                                                5,883   2,200,124
    Blue Hills Bancorp, Inc.                                       1,744      33,136
    BNC Bancorp                                                   25,057     883,259
#*  BofI Holding, Inc.                                            60,340   1,780,030
#   BOK Financial Corp.                                           53,630   4,410,531
    Boston Private Financial Holdings, Inc.                      154,444   2,548,326
    Bridge Bancorp, Inc.                                           4,960     179,304
    Brookline Bancorp, Inc.                                      126,453   1,991,635
#   Brown & Brown, Inc.                                           55,898   2,354,983
    Bryn Mawr Bank Corp.                                          28,689   1,148,994
#*  BSB Bancorp, Inc.                                              1,848      51,282
    C&F Financial Corp.                                            2,186      94,763
    Calamos Asset Management, Inc. Class A                        22,334     188,052
    California First National Bancorp                              6,388     103,166
    Camden National Corp.                                         19,957     827,816
#   Capital Bank Financial Corp. Class A                          32,014   1,261,352
    Capital City Bank Group, Inc.                                 22,366     462,753
    Capital One Financial Corp.                                   70,527   6,163,355
    Capitol Federal Financial, Inc.                              270,625   4,181,156
    Cardinal Financial Corp.                                      55,358   1,736,027
*   Carolina Bank Holdings, Inc.                                   1,000      27,700
*   Cascade Bancorp                                               43,702     348,305
    Cathay General Bancorp                                       105,629   3,849,121
    CBOE Holdings, Inc.                                           12,636   1,006,078
    CenterState Banks, Inc.                                       70,947   1,730,397
    Central Pacific Financial Corp.                               40,925   1,282,180
    Century Bancorp, Inc. Class A                                  2,971     179,151
#   Charles Schwab Corp. (The)                                    29,312   1,208,827
    Charter Financial Corp.                                        5,705      98,012
    Chemical Financial Corp.                                      74,929   3,703,740
    Chubb, Ltd.                                                   31,930   4,198,476
    Cincinnati Financial Corp.                                    75,578   5,334,295
    CIT Group, Inc.                                               86,788   3,574,798
    Citigroup, Inc.                                              312,527  17,448,382
    Citizens & Northern Corp.                                      2,869      68,167
    Citizens Community Bancorp, Inc.                               3,663      45,641
    Citizens Financial Group, Inc.                               123,558   4,469,093
    Citizens First Corp.                                           1,000      19,500
    Citizens Holding Co.                                           2,106      53,703
#*  Citizens, Inc.                                                46,149     427,340
    City Holding Co.                                              21,694   1,412,062
#   Clifton Bancorp, Inc.                                         39,340     610,557

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Financials -- (Continued)
    CME Group, Inc.                                                7,314 $  885,579
    CNA Financial Corp.                                           18,368    765,027
    CNB Financial Corp.                                           12,102    283,913
    CNO Financial Group, Inc.                                    235,316  4,449,826
    CoBiz Financial, Inc.                                         64,133  1,123,610
    Codorus Valley Bancorp, Inc.                                   3,077     78,987
    Cohen & Steers, Inc.                                           8,885    309,998
*   Colony Bankcorp, Inc.                                          3,099     42,921
#   Columbia Banking System, Inc.                                119,458  4,749,650
    Comerica, Inc.                                                76,472  5,164,154
#   Commerce Bancshares, Inc.                                     66,276  3,746,582
    Commercial National Financial Corp.                            1,413     30,945
#   Community Bank System, Inc.                                   74,952  4,374,199
    Community Trust Bancorp, Inc.                                 24,914  1,152,272
    Community West Bancshares                                      2,000     20,300
    ConnectOne Bancorp, Inc.                                      32,404    800,379
*   Consumer Portfolio Services, Inc.                             49,069    234,550
#*  Cowen Group, Inc. Class A                                     18,912    283,680
    Crawford & Co. Class A                                        34,203    316,036
#   Crawford & Co. Class B                                        14,955    181,255
#*  Credit Acceptance Corp.                                        8,325  1,708,956
*   CU Bancorp                                                     4,499    163,089
#   Cullen/Frost Bankers, Inc.                                    65,350  5,842,290
*   Customers Bancorp, Inc.                                       35,813  1,234,116
#   CVB Financial Corp.                                          140,463  3,166,036
    Diamond Hill Investment Group, Inc.                            1,302    263,264
    Dime Community Bancshares, Inc.                               66,792  1,429,349
    Discover Financial Services                                   40,887  2,832,651
    Donegal Group, Inc. Class A                                   24,894    410,004
    Donegal Group, Inc. Class B                                    3,821     62,187
*   Donnelley Financial Solutions, Inc.                            9,158    220,525
*   E*TRADE Financial Corp.                                      132,813  4,973,847
    Eagle Bancorp Montana, Inc.                                    3,414     71,353
*   Eagle Bancorp, Inc.                                           21,061  1,289,986
    East West Bancorp, Inc.                                      106,959  5,501,971
    Eastern Virginia Bankshares, Inc.                              3,468     34,680
#   Eaton Vance Corp.                                             25,477  1,068,251
*   eHealth, Inc.                                                 18,736    229,703
    EMC Insurance Group, Inc.                                     22,745    663,017
    Employers Holdings, Inc.                                      42,718  1,557,071
*   Encore Capital Group, Inc.                                    40,928  1,266,722
    Endurance Specialty Holdings, Ltd.                            95,353  8,838,270
*   Enova International, Inc.                                     43,119    607,978
*   Enstar Group, Ltd.                                            15,714  3,043,016
    Enterprise Bancorp, Inc.                                       5,800    194,938
    Enterprise Financial Services Corp.                           30,818  1,283,570
#   Erie Indemnity Co. Class A                                     7,983    894,974
    ESSA Bancorp, Inc.                                            11,606    183,723
    Evans Bancorp, Inc.                                            2,412     89,003
    EverBank Financial Corp.                                     120,055  2,332,669
#   Evercore Partners, Inc. Class A                               21,218  1,643,334
    Everest Re Group, Ltd.                                        20,138  4,428,950
*   Ezcorp, Inc. Class A                                          65,232    645,797

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                              SHARES    VALUE+
                                                              ------- -----------
Financials -- (Continued)
#          FactSet Research Systems, Inc.                       5,700 $   986,385
           Farmers Capital Bank Corp.                           6,521     242,255
#          Farmers National Banc Corp.                            300       3,780
           FBL Financial Group, Inc. Class A                   32,494   2,268,081
*          FCB Financial Holdings, Inc. Class A                26,354   1,237,320
           Federal Agricultural Mortgage Corp. Class A            987      59,220
           Federal Agricultural Mortgage Corp. Class C         11,886     661,575
#          Federated Investors, Inc. Class B                   41,610   1,082,276
           Federated National Holding Co.                      25,970     476,290
#          Fidelity & Guaranty Life                             1,412      33,817
           Fidelity Southern Corp.                             36,517     849,020
           Fifth Third Bancorp                                403,189  10,523,233
           Financial Institutions, Inc.                        18,667     615,078
*          First Acceptance Corp.                              27,407      43,577
           First American Financial Corp.                     138,402   5,201,147
           First Bancorp(318910106)                            23,387     684,537
*          First BanCorp(318672706)                           120,189     807,670
#          First Bancorp, Inc.                                 11,243     303,561
*          First Bancshares, Inc.                                 700       8,050
           First Bancshares, Inc. (The)                           222       6,138
           First Busey Corp.                                   56,472   1,651,806
           First Business Financial Services, Inc.              9,669     234,280
           First Citizens BancShares, Inc. Class A             11,424   4,189,638
           First Commonwealth Financial Corp.                 161,995   2,287,369
           First Community Bancshares, Inc.                    23,114     672,617
           First Connecticut Bancorp, Inc.                      5,048     114,337
           First Defiance Financial Corp.                      10,928     529,571
           First Financial Bancorp                            116,515   3,209,988
           First Financial Bankshares, Inc.                    31,164   1,329,145
           First Financial Corp.                               12,972     627,196
           First Financial Northwest, Inc.                     19,410     402,758
*          First Foundation, Inc.                               1,012      14,674
#          First Horizon National Corp.                       292,586   5,851,720
#          First Interstate BancSystem, Inc. Class A           41,284   1,698,837
           First Merchants Corp.                               62,176   2,383,206
           First Midwest Bancorp, Inc.                        145,257   3,526,840
#*         First NBC Bank Holding Co.                           6,543      26,172
           First of Long Island Corp. (The)                    10,387     281,488
(degrees)* First Place Financial Corp.                         10,608          --
           First Republic Bank                                 17,944   1,692,658
           First South Bancorp, Inc.                            7,807      96,729
*          First United Corp.                                   3,697      52,867
           FirstCash, Inc.                                     79,135   3,379,064
*          Flagstar Bancorp, Inc.                              48,079   1,238,996
           Flushing Financial Corp.                            55,135   1,499,672
#          FNB Corp.                                          274,562   4,101,956
#          FNF Group                                          190,265   6,727,770
#*         FNFV Group                                          63,414     824,382
           Franklin Resources, Inc.                            27,478   1,091,976
           Fulton Financial Corp.                             236,602   4,306,156
           Gain Capital Holdings, Inc.                         67,493     506,872
           GAINSCO, Inc.                                        1,497      23,540
           GAMCO Investors, Inc. Class A                        2,979      86,987

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
*   Genworth Financial, Inc. Class A                             299,377 $ 1,005,907
    German American Bancorp, Inc.                                 18,150     871,019
    Glacier Bancorp, Inc.                                         96,107   3,414,682
*   Global Indemnity, Ltd.                                        19,269     761,318
    Goldman Sachs Group, Inc. (The)                               44,550  10,216,206
    Great Southern Bancorp, Inc.                                  20,100   1,006,005
*   Green Dot Corp. Class A                                       64,871   1,738,543
#   Greenhill & Co., Inc.                                         10,704     316,303
#*  Greenlight Capital Re, Ltd. Class A                           53,491   1,208,897
    Guaranty Bancorp                                              16,592     401,526
    Guaranty Federal Bancshares, Inc.                              1,886      38,474
*   Hallmark Financial Services, Inc.                             29,577     323,572
    Hancock Holding Co.                                          131,356   6,022,673
    Hanmi Financial Corp.                                         64,150   2,126,572
    Hanover Insurance Group, Inc. (The)                           59,753   5,015,667
    Harleysville Savings Financial Corp.                           2,920      58,721
    Hartford Financial Services Group, Inc. (The)                 89,541   4,361,542
    Hawthorn Bancshares, Inc.                                      2,380      46,053
#   HCI Group, Inc.                                               23,797     984,244
    Heartland Financial USA, Inc.                                 26,948   1,261,166
#   Hennessy Advisors, Inc.                                          781      21,720
    Heritage Commerce Corp.                                       43,684     613,323
    Heritage Financial Corp.                                      36,015     918,383
#   Heritage Insurance Holdings, Inc.                              2,602      36,896
    Heritage Oaks Bancorp                                          9,827     133,058
    Hilltop Holdings, Inc.                                       181,844   4,978,889
    Hingham Institution for Savings                                1,338     258,756
*   HMN Financial, Inc.                                            1,450      26,463
    Home Bancorp, Inc.                                             7,010     249,346
    Home BancShares, Inc.                                        127,942   3,446,757
*   HomeStreet, Inc.                                              30,449     797,764
*   HomeTrust Bancshares, Inc.                                     9,675     239,456
    Hope Bancorp, Inc.                                           241,806   5,056,163
    HopFed Bancorp, Inc.                                           2,207      31,317
    Horace Mann Educators Corp.                                   51,495   2,129,318
    Horizon Bancorp                                               16,662     427,047
    Huntington Bancshares, Inc.                                  748,332  10,124,932
    Iberiabank Corp.                                              56,983   4,681,153
    Independence Holding Co.                                      15,010     298,699
    Independent Bank Corp.(453836108)                             42,149   2,627,990
    Independent Bank Corp.(453838609)                              7,338     154,098
    Independent Bank Group, Inc.                                   6,241     387,878
    Infinity Property & Casualty Corp.                            11,735   1,019,185
#   Interactive Brokers Group, Inc. Class A                       65,370   2,440,916
    Intercontinental Exchange, Inc.                               35,550   2,074,698
    International Bancshares Corp.                               105,759   3,923,659
*   INTL. FCStone, Inc.                                           30,647   1,130,261
#   Invesco, Ltd.                                                161,653   4,675,005
    Investment Technology Group, Inc.                             53,366   1,073,724
    Investors Bancorp, Inc.                                      408,417   5,860,784
    Investors Title Co.                                            1,606     195,161
    James River Group Holdings, Ltd.                               3,118     123,629
    Janus Capital Group, Inc.                                    206,546   2,581,825

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
    JPMorgan Chase & Co.                                         550,713 $46,606,841
*   KCG Holdings, Inc. Class A                                    53,519     747,660
    Kearny Financial Corp.                                        63,053     961,558
    Kemper Corp.                                                  90,318   3,901,738
    Kentucky First Federal Bancorp                                 2,320      22,040
    KeyCorp                                                      521,658   9,374,194
#*  Ladenburg Thalmann Financial Services, Inc.                   58,776     135,185
    Lakeland Bancorp, Inc.                                        48,632     902,124
    Lakeland Financial Corp.                                      36,322   1,613,423
    Landmark Bancorp, Inc.                                         3,026      92,293
    LegacyTexas Financial Group, Inc.                             65,894   2,722,740
#   Legg Mason, Inc.                                             112,058   3,551,118
*   LendingTree, Inc.                                              7,163     801,540
    Leucadia National Corp.                                      156,313   3,728,065
    Lincoln National Corp.                                       118,951   8,030,382
    Loews Corp.                                                  114,074   5,313,567
    LPL Financial Holdings, Inc.                                  43,478   1,708,685
    M&T Bank Corp.                                                11,270   1,832,164
    Macatawa Bank Corp.                                           41,344     422,536
    Mackinac Financial Corp.                                       6,295      83,598
*   Magyar Bancorp, Inc.                                           1,971      25,416
    Maiden Holdings, Ltd.                                        122,676   2,177,499
    MainSource Financial Group, Inc.                              36,063   1,185,030
    Manning & Napier, Inc.                                         8,160      56,712
#*  Markel Corp.                                                   5,644   5,220,700
    MarketAxess Holdings, Inc.                                    25,235   4,725,254
    Marlin Business Services Corp.                                19,551     448,695
    MB Financial, Inc.                                           103,287   4,599,370
*   MBIA, Inc.                                                   282,838   2,884,948
    MBT Financial Corp.                                           11,984     129,427
    Mercantile Bank Corp.                                         17,805     575,102
    Merchants Bancshares, Inc.                                     7,987     407,337
#   Mercury General Corp.                                         38,303   2,422,665
    Meridian Bancorp, Inc.                                        56,970   1,073,884
    Meta Financial Group, Inc.                                    13,779   1,210,485
    MetLife, Inc.                                                108,351   5,895,378
*   MGIC Investment Corp.                                         70,927     755,373
    Mid Penn Bancorp, Inc.                                           778      19,256
    MidSouth Bancorp, Inc.                                        10,806     156,147
    MidWestOne Financial Group, Inc.                               7,774     274,500
    Moelis & Co. Class A                                           8,099     276,176
    Morgan Stanley                                               171,784   7,299,102
    Morningstar, Inc.                                              5,910     450,047
*   MSB Financial Corp.                                            1,253      17,918
#   MSCI, Inc.                                                    20,246   1,675,356
    MutualFirst Financial, Inc.                                    5,851     182,844
    Nasdaq, Inc.                                                  37,150   2,620,561
    National Bank Holdings Corp. Class A                          42,963   1,396,297
    National General Holdings Corp.                               28,151     689,418
    National Western Life Group, Inc. Class A                      2,637     773,037
#*  Nationstar Mortgage Holdings, Inc.                             3,026      54,892
    Navient Corp.                                                403,499   6,068,625
    Navigators Group, Inc. (The)                                  46,510   2,611,536

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Financials -- (Continued)
    NBT Bancorp, Inc.                                             69,890 $2,847,319
    Nelnet, Inc. Class A                                          55,598  2,725,970
#   New York Community Bancorp, Inc.                             206,831  3,141,763
*   NewStar Financial, Inc.                                       46,778    415,389
*   Nicholas Financial, Inc.                                       8,092     89,012
*   NMI Holdings, Inc. Class A                                    21,140    228,312
    Northeast Community Bancorp, Inc.                             10,523     81,553
    Northern Trust Corp.                                          36,950  3,065,372
    Northfield Bancorp, Inc.                                      89,308  1,612,009
    Northrim BanCorp, Inc.                                         7,238    204,474
    Northwest Bancshares, Inc.                                   199,334  3,402,631
#   Norwood Financial Corp.                                        1,641     59,880
    OceanFirst Financial Corp.                                    47,142  1,339,304
#*  Ocwen Financial Corp.                                         26,977    142,169
    OFG Bancorp                                                   82,658  1,095,218
    Ohio Valley Banc Corp.                                         2,002     56,056
    Old Line Bancshares, Inc.                                      4,510    120,913
    Old National Bancorp.                                        224,623  3,987,058
    Old Point Financial Corp.                                        700     19,565
    Old Republic International Corp.                             274,133  5,701,966
    Old Second Bancorp, Inc.                                      17,178    185,522
    OM Asset Management P.L.C.                                     3,415     48,152
    OneBeacon Insurance Group, Ltd. Class A                       37,573    609,810
#*  OneMain Holdings, Inc.                                        19,845    444,131
    Oppenheimer Holdings, Inc. Class A                             9,819    167,905
    Opus Bank                                                     16,178    329,222
    Oritani Financial Corp.                                       79,538  1,379,984
    Pacific Continental Corp.                                     24,059    596,663
*   Pacific Mercantile Bancorp                                    11,608     82,997
*   Pacific Premier Bancorp, Inc.                                 32,394  1,274,704
    PacWest Bancorp                                              124,383  6,890,818
#   Park National Corp.                                           12,135  1,344,437
    Park Sterling Corp.                                           46,022    538,457
#*  Patriot National Bancorp, Inc.                                   150      2,100
    PB Bancorp, Inc.                                               3,872     39,301
    Peapack Gladstone Financial Corp.                             19,775    597,304
#   Penns Woods Bancorp, Inc.                                      4,555    210,441
#*  PennyMac Financial Services, Inc. Class A                      3,645     61,601
#   People's United Financial, Inc.                              254,317  4,768,444
    Peoples Bancorp of North Carolina, Inc.                        3,297     85,722
    Peoples Bancorp, Inc.                                         19,560    607,338
*   PHH Corp.                                                     41,831    609,896
*   PICO Holdings, Inc.                                           33,012    470,421
    Pinnacle Financial Partners, Inc.                             47,087  3,147,766
*   Piper Jaffray Cos.                                            20,441  1,441,090
    PNC Financial Services Group, Inc. (The)                      61,706  7,433,105
    Popular, Inc.                                                116,807  5,189,735
#*  PRA Group, Inc.                                               31,861  1,268,068
    Preferred Bank                                                14,362    795,798
    Premier Financial Bancorp, Inc.                                7,077    129,651
#   Primerica, Inc.                                               72,616  5,478,877
    Principal Financial Group, Inc.                              157,281  8,979,172
    PrivateBancorp, Inc.                                          83,480  4,563,017

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Financials -- (Continued)
    ProAssurance Corp.                                            65,643 $3,570,979
    Progressive Corp. (The)                                       31,737  1,188,233
    Prosperity Bancshares, Inc.                                   75,164  5,459,161
    Provident Financial Holdings, Inc.                             9,638    178,592
    Provident Financial Services, Inc.                            96,974  2,566,902
#   Prudential Bancorp, Inc.                                       5,896    103,357
    Prudential Financial, Inc.                                    53,496  5,622,965
    Pzena Investment Management, Inc. Class A                      7,680     76,723
    QCR Holdings, Inc.                                             4,140    173,673
    Radian Group, Inc.                                           128,091  2,356,874
    Raymond James Financial, Inc.                                 61,445  4,604,074
*   Regional Management Corp.                                      4,552    113,846
    Regions Financial Corp.                                      613,306  8,837,739
    Reinsurance Group of America, Inc.                            31,131  3,906,007
    RenaissanceRe Holdings, Ltd.                                  51,971  7,084,687
    Renasant Corp.                                                56,195  2,236,561
    Republic Bancorp, Inc. Class A                                22,425    777,026
#*  Republic First Bancorp, Inc.                                  20,713    156,383
    Riverview Bancorp, Inc.                                       13,240    101,551
#   RLI Corp.                                                     22,145  1,315,856
*   Royal Bancshares of Pennsylvania, Inc. Class A                12,894     51,189
    S&T Bancorp, Inc.                                             48,662  1,830,664
*   Safeguard Scientifics, Inc.                                   42,737    514,981
    Safety Insurance Group, Inc.                                  26,370  1,890,729
    Salisbury Bancorp, Inc.                                          856     33,213
    Sandy Spring Bancorp, Inc.                                    35,619  1,459,310
*   Santander Consumer USA Holdings, Inc.                         74,309    982,365
    SB Financial Group, Inc.                                       3,194     56,694
*   Seacoast Banking Corp. of Florida                             19,589    426,648
*   Security National Financial Corp. Class A                      4,804     33,626
    SEI Investments Co.                                           12,500    606,375
*   Select Bancorp, Inc.                                           2,187     22,592
#   Selective Insurance Group, Inc.                               93,653  3,905,330
#   ServisFirst Bancshares, Inc.                                  20,696    828,668
    Shore Bancshares, Inc.                                         7,198    115,816
    SI Financial Group, Inc.                                       9,640    145,082
    Siebert Financial Corp.                                        9,393     29,588
    Sierra Bancorp                                                15,922    426,073
*   Signature Bank                                                12,992  2,046,500
    Silvercrest Asset Management Group, Inc. Class A               3,950     54,905
#   Simmons First National Corp. Class A                          41,632  2,504,165
*   SLM Corp.                                                    282,090  3,351,229
    South State Corp.                                             35,262  3,152,423
*   Southern First Bancshares, Inc.                                2,825    100,005
    Southern Missouri Bancorp, Inc.                                2,930     98,624
    Southside Bancshares, Inc.                                    36,316  1,240,555
    Southwest Bancorp, Inc.                                       36,281  1,004,984
    Southwest Georgia Financial Corp.                              1,854     37,544
    State Auto Financial Corp.                                    42,621  1,076,606
    State Bank Financial Corp.                                    15,024    397,235
    State National Cos., Inc.                                      7,481    102,939
    State Street Corp.                                            29,932  2,280,818
    Sterling Bancorp                                             265,662  6,336,039

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Financials -- (Continued)
    Stewart Information Services Corp.                            39,356 $1,719,070
*   Stifel Financial Corp.                                        65,845  3,313,979
    Stock Yards Bancorp, Inc.                                     32,058  1,436,198
    Stonegate Bank                                                 2,298    104,582
    Suffolk Bancorp                                               16,868    698,673
#   Summit Financial Group, Inc.                                   1,980     51,777
    Summit State Bank                                              2,856     44,982
#   Sun Bancorp, Inc.                                             14,151    353,775
    SunTrust Banks, Inc.                                          61,177  3,476,077
    Sussex Bancorp                                                 2,146     45,603
#*  SVB Financial Group                                           16,385  2,821,989
    Synchrony Financial                                           86,437  3,096,173
    Synovus Financial Corp.                                      164,662  6,863,112
    T Rowe Price Group, Inc.                                       8,575    578,298
    TCF Financial Corp.                                          247,916  4,301,343
    TD Ameritrade Holding Corp.                                   24,907  1,149,458
    Territorial Bancorp, Inc.                                     16,191    512,769
#   Teton Advisors, Inc. Class A                                      39      1,681
#*  Texas Capital Bancshares, Inc.                                73,475  6,061,687
    TFS Financial Corp.                                           44,220    773,408
    TheStreet, Inc.                                               24,818     20,351
    Timberland Bancorp, Inc.                                       3,941     82,406
    Tiptree, Inc.                                                 72,177    472,759
#   Tompkins Financial Corp.                                      21,805  1,974,443
    Torchmark Corp.                                               42,907  3,155,381
#   Towne Bank                                                    67,381  2,169,668
    Travelers Cos., Inc. (The)                                    45,416  5,349,096
    Trico Bancshares                                              29,848  1,100,496
*   TriState Capital Holdings, Inc.                               18,220    404,484
    TrustCo Bank Corp. NY                                        195,240  1,640,016
#   Trustmark Corp.                                              119,767  4,026,567
    U.S. Bancorp.                                                 84,534  4,450,715
#   UMB Financial Corp.                                           56,515  4,359,567
    Umpqua Holdings Corp.                                        238,019  4,358,128
    Union Bankshares Corp.                                        61,409  2,257,395
#   Union Bankshares, Inc.                                         2,000     83,000
    United Bancshares, Inc.                                        2,040     45,849
#   United Bankshares, Inc.                                       96,355  4,316,704
    United Community Bancorp                                         993     16,831
    United Community Banks, Inc.                                 108,519  3,052,639
    United Community Financial Corp.                              34,835    296,446
    United Financial Bancorp, Inc.                                76,387  1,378,785
    United Fire Group, Inc.                                       31,660  1,494,352
#   United Insurance Holdings Corp.                               22,771    311,280
*   United Security Bancshares                                    12,017     94,934
    Unity Bancorp, Inc.                                            6,994    115,051
    Universal Insurance Holdings, Inc.                            77,807  2,034,653
    Univest Corp. of Pennsylvania                                 38,421  1,081,551
    Unum Group                                                   115,811  5,261,294
    Validus Holdings, Ltd.                                       106,222  6,054,654
#   Valley National Bancorp                                      270,071  3,270,560
    Value Line, Inc.                                               3,839     68,718
#   Virtus Investment Partners, Inc.                              11,743  1,279,987

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES      VALUE+
                                                                 ------- --------------
Financials -- (Continued)
    Voya Financial, Inc.                                          70,930 $    2,852,805
#   Waddell & Reed Financial, Inc. Class A                        19,273        347,878
*   Walker & Dunlop, Inc.                                         51,067      1,604,014
    Washington Federal, Inc.                                     131,114      4,307,095
    Washington Trust Bancorp, Inc.                                21,430      1,167,935
    WashingtonFirst Bankshares, Inc.                               1,147         31,944
    Waterstone Financial, Inc.                                    41,222        746,118
    Wayne Savings Bancshares, Inc.                                 1,684         30,312
#   Webster Financial Corp.                                      128,628      6,755,543
    Wells Fargo & Co.                                            868,080     48,898,946
    WesBanco, Inc.                                                57,809      2,399,073
    West Bancorporation, Inc.                                     25,880        590,064
#   Westamerica Bancorporation                                    19,828      1,125,239
*   Western Alliance Bancorp                                     103,524      5,112,015
    Western New England Bancorp, Inc.                             42,262        409,941
#   Westwood Holdings Group, Inc.                                  7,563        422,923
    White Mountains Insurance Group, Ltd.                          2,959      2,691,980
    Willis Towers Watson P.L.C.                                   12,146      1,519,829
    Wintrust Financial Corp.                                      70,878      5,074,865
#   WisdomTree Investments, Inc.                                  44,385        457,166
*   World Acceptance Corp.                                        13,047        640,216
#   WR Berkley Corp.                                             105,115      7,064,779
    WSFS Financial Corp.                                          36,276      1,643,303
    WVS Financial Corp.                                            1,627         23,998
#*  Xenith Bankshares, Inc.                                           52          1,354
    XL Group, Ltd.                                               137,506      5,166,100
    Yadkin Financial Corp.                                        51,721      1,655,072
    Zions Bancorporation                                         103,147      4,351,772
                                                                         --------------
Total Financials                                                          1,057,337,771
                                                                         --------------
Health Care -- (6.9%)
#*  AAC Holdings, Inc.                                             1,086          8,634
#   Abaxis, Inc.                                                  10,418        530,849
    Abbott Laboratories                                          120,178      5,019,835
*   ABIOMED, Inc.                                                  2,919        310,494
#*  Acadia Healthcare Co., Inc.                                   45,822      1,758,190
#*  Accuray, Inc.                                                 19,449        111,832
#   Aceto Corp.                                                   46,953        896,333
#*  Acorda Therapeutics, Inc.                                     34,110        699,255
#*  Adamas Pharmaceuticals, Inc.                                  13,833        219,530
#*  Adcare Health Systems, Inc.                                       49             80
*   Addus HomeCare Corp.                                          19,099        652,231
    Aetna, Inc.                                                   47,160      5,593,648
    Agilent Technologies, Inc.                                    29,267      1,433,205
#*  Air Methods Corp.                                             62,437      2,229,001
#*  Akebia Therapeutics, Inc.                                      2,541         25,486
#*  Akorn, Inc.                                                   41,636        795,248
#*  Albany Molecular Research, Inc.                               35,314        649,778
*   Alere, Inc.                                                   90,727      3,356,899
*   Alexion Pharmaceuticals, Inc.                                  6,040        789,307
#*  Align Technology, Inc.                                        13,755      1,261,196
#*  Alkermes P.L.C.                                                9,386        507,876
*   Allergan P.L.C.                                               38,459      8,418,291

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Health Care -- (Continued)
#*  Alliance HealthCare Services, Inc.                             5,402 $   52,805
*   Allied Healthcare Products, Inc.                               2,460      5,486
#*  Allscripts Healthcare Solutions, Inc.                        226,055  2,647,104
*   Almost Family, Inc.                                           19,524    922,509
#*  Alnylam Pharmaceuticals, Inc.                                  5,435    217,346
*   AMAG Pharmaceuticals, Inc.                                    16,335    393,673
*   Amedisys, Inc.                                                39,104  1,791,745
*   American Shared Hospital Services                                900      4,050
    AmerisourceBergen Corp.                                        5,303    462,846
    Amgen, Inc.                                                   26,868  4,209,678
#*  AMN Healthcare Services, Inc.                                 75,322  2,700,294
#*  Amphastar Pharmaceuticals, Inc.                               25,608    403,326
#   Analogic Corp.                                                14,498  1,125,770
*   AngioDynamics, Inc.                                           55,691    896,347
#*  ANI Pharmaceuticals, Inc.                                      2,402    145,201
*   Anika Therapeutics, Inc.                                      21,690  1,096,213
    Anthem, Inc.                                                  52,191  8,044,721
*   Aptevo Therapeutics, Inc.                                     31,842     63,366
#*  Aralez Pharmaceuticals, Inc.                                  21,717     91,429
#*  ArQule, Inc.                                                  14,784     23,950
*   Arrhythmia Research Technology, Inc.                           1,153      4,854
*   Assembly Biosciences, Inc.                                     5,098     94,670
#*  athenahealth, Inc.                                             2,611    328,960
    Atrion Corp.                                                   1,887    921,988
*   Aviragen Therapeutics, Inc.                                    6,230      8,099
    Baxter International, Inc.                                    30,757  1,473,568
    Becton Dickinson and Co.                                       9,125  1,617,771
#*  Bio-Rad Laboratories, Inc. Class A                            20,619  3,919,260
*   Bio-Rad Laboratories, Inc. Class B                             1,277    252,495
    Bio-Techne Corp.                                               8,876    903,133
*   Biogen, Inc.                                                   6,870  1,904,639
#*  BioMarin Pharmaceutical, Inc.                                  4,800    420,624
#*  BioScrip, Inc.                                                87,873    120,386
*   BioSpecifics Technologies Corp.                                5,511    282,659
*   BioTelemetry, Inc.                                            36,090    831,874
#*  Bluebird Bio, Inc.                                             2,969    221,191
*   Boston Scientific Corp.                                       33,151    797,613
*   Bovie Medical Corp.                                           13,510     51,068
*   Brookdale Senior Living, Inc.                                176,118  2,636,486
#   Bruker Corp.                                                  22,783    540,641
*   Cambrex Corp.                                                 40,357  2,116,725
    Cantel Medical Corp.                                          14,164  1,096,435
#*  Capital Senior Living Corp.                                   50,675    844,752
#*  Cara Therapeutics, Inc.                                        8,235    126,160
    Cardinal Health, Inc.                                         11,763    881,754
#*  Catalent, Inc.                                                24,637    659,286
*   Centene Corp.                                                 65,041  4,115,144
#*  Cerner Corp.                                                   8,000    429,680
*   Charles River Laboratories International, Inc.                15,759  1,273,327
#   Chemed Corp.                                                   9,623  1,598,284
    Cigna Corp.                                                   18,390  2,688,986
#*  Civitas Solutions, Inc.                                        4,564     83,521
#*  Community Health Systems, Inc.                                72,986    467,110

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Health Care -- (Continued)
#   Computer Programs & Systems, Inc.                              7,500 $  169,500
*   Concert Pharmaceuticals, Inc.                                  9,417     83,340
#   CONMED Corp.                                                  29,451  1,313,220
#   Cooper Cos., Inc. (The)                                        4,843    894,066
*   CorVel Corp.                                                  13,794    529,000
    CR Bard, Inc.                                                  4,262  1,011,500
*   Cross Country Healthcare, Inc.                                41,631    602,401
    CryoLife, Inc.                                                51,139    971,641
*   Cumberland Pharmaceuticals, Inc.                              28,795    177,377
*   Cutera, Inc.                                                  16,314    301,809
#*  Cyclacel Pharmaceuticals, Inc.                                 2,700     12,825
#*  Cynosure, Inc. Class A                                        30,125  1,608,675
    Danaher Corp.                                                 38,595  3,238,892
*   DaVita, Inc.                                                  38,698  2,466,997
    DENTSPLY SIRONA, Inc.                                         80,030  4,537,701
#*  Depomed, Inc.                                                 18,005    325,710
#*  DexCom, Inc.                                                   3,531    279,479
*   Dicerna Pharmaceuticals, Inc.                                  1,693      4,216
    Digirad Corp.                                                 16,700     84,335
#*  Diplomat Pharmacy, Inc.                                       20,889    287,015
*   Edwards Lifesciences Corp.                                    13,100  1,260,744
*   Electromed, Inc.                                               3,600     14,256
#*  Emergent BioSolutions, Inc.                                   52,526  1,589,962
*   Enanta Pharmaceuticals, Inc.                                   3,631    120,277
#*  Endo International P.L.C.                                     31,779    388,975
#   Ensign Group, Inc. (The)                                      69,328  1,410,132
#*  Envision Healthcare Corp.                                    103,593  7,044,324
*   Enzo Biochem, Inc.                                            61,570    411,288
*   Exactech, Inc.                                                16,995    418,927
*   Exelixis, Inc.                                                 1,221     22,125
*   Express Scripts Holding Co.                                   71,160  4,901,501
#*  Five Prime Therapeutics, Inc.                                 36,515  1,672,752
*   Five Star Quality Care, Inc.                                  17,828     50,810
*   Genesis Healthcare, Inc.                                      15,256     62,702
#*  Globus Medical, Inc. Class A                                  56,560  1,490,922
*   Haemonetics Corp.                                             53,621  2,137,333
#*  Halyard Health, Inc.                                          76,249  2,933,299
#*  Hanger, Inc.                                                  38,027    457,085
#*  Harvard Bioscience, Inc.                                      53,799    161,397
#*  HealthEquity, Inc.                                             6,436    297,665
    HealthSouth Corp.                                             21,897    850,042
*   HealthStream, Inc.                                            46,827  1,075,148
#*  Henry Schein, Inc.                                             8,644  1,381,830
    Hill-Rom Holdings, Inc.                                       38,499  2,266,436
*   HMS Holdings Corp.                                            90,584  1,645,005
*   Hologic, Inc.                                                 56,601  2,294,039
*   Horizon Pharma P.L.C.                                         97,938  1,603,245
    Humana, Inc.                                                  18,374  3,647,239
*   Icad, Inc.                                                     1,300      4,849
*   ICU Medical, Inc.                                             15,268  2,093,243
#*  IDEXX Laboratories, Inc.                                       2,498    305,580
#*  Illumina, Inc.                                                 9,020  1,444,102
*   Impax Laboratories, Inc.                                      38,536    506,748

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                        SHARES    VALUE+
                                                                        ------- -----------
Health Care -- (Continued)
*          INC Research Holdings, Inc. Class A                           14,112 $   747,936
*          Incyte Corp.                                                   4,323     523,991
*          InfuSystem Holdings, Inc.                                      6,961      16,010
#*         Innoviva, Inc.                                                 3,555      37,683
*          Inogen, Inc.                                                   6,718     432,438
#*         Inotek Pharmaceuticals Corp.                                   1,500       2,400
#*         Inovio Pharmaceuticals, Inc.                                   3,380      22,308
#*         Insys Therapeutics, Inc.                                       3,050      31,232
*          Integer Holdings Corp.                                        22,635     733,374
#*         Integra LifeSciences Holdings Corp.                           44,308   1,848,973
#*         Intuitive Surgical, Inc.                                       1,500   1,039,035
#          Invacare Corp.                                                64,126     737,449
#*         iRadimed Corp.                                                 3,451      31,577
*          IRIDEX Corp.                                                   4,733      66,025
#*         Jazz Pharmaceuticals P.L.C.                                    4,993     608,747
           Johnson & Johnson                                            105,814  11,983,435
*          Juniper Pharmaceuticals, Inc.                                  5,887      30,612
*          Karyopharm Therapeutics, Inc.                                  6,200      64,170
           Kewaunee Scientific Corp.                                      2,037      51,638
*          Kindred Biosciences, Inc.                                     52,740     345,447
           Kindred Healthcare, Inc.                                     143,054     951,309
*          Laboratory Corp. of America Holdings                          15,677   2,104,010
#          Landauer, Inc.                                                 5,838     299,781
#*         Lannett Co., Inc.                                             22,843     460,286
           LeMaitre Vascular, Inc.                                       22,283     506,047
*          LHC Group, Inc.                                               24,939   1,250,192
*          LifePoint Health, Inc.                                        66,363   3,938,644
#*         Ligand Pharmaceuticals, Inc.                                   3,504     371,459
#*         Lipocine, Inc.                                                18,258      66,094
*          LivaNova P.L.C.                                               14,338     689,729
*          Luminex Corp.                                                 46,683     943,930
*          Magellan Health, Inc.                                         46,070   3,452,946
*          Mallinckrodt P.L.C.                                           62,461   3,043,725
*          Masimo Corp.                                                  18,599   1,368,514
           McKesson Corp.                                                 8,863   1,233,286
(degrees)* MedCath Corp.                                                 19,024          --
#*         Medicines Co. (The)                                           98,819   3,562,425
#*         MediciNova, Inc.                                               9,883      54,949
#*         MEDNAX, Inc.                                                  22,381   1,529,741
           Medtronic P.L.C.                                              64,363   4,892,875
           Merck & Co., Inc.                                            149,737   9,282,197
#          Meridian Bioscience, Inc.                                     31,340     410,554
*          Merit Medical Systems, Inc.                                   66,660   1,693,164
*          Misonix, Inc.                                                  3,363      35,648
#*         Molina Healthcare, Inc.                                       57,049   3,235,819
*          Momenta Pharmaceuticals, Inc.                                 28,579     540,143
*          Mylan NV                                                      29,257   1,113,229
#*         Myriad Genetics, Inc.                                         20,479     331,350
           National HealthCare Corp.                                     17,345   1,298,273
#          National Research Corp. Class A                               14,574     254,316
           National Research Corp. Class B                                2,429      98,569
*          Natus Medical, Inc.                                           29,749   1,161,698
*          Neogen Corp.                                                  12,896     851,652

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Health Care -- (Continued)
#*  Neurocrine Biosciences, Inc.                                   4,294 $   184,256
#*  NuVasive, Inc.                                                21,502   1,521,697
*   Nuvectra Corp.                                                 8,480      65,974
*   Omnicell, Inc.                                                44,306   1,590,585
#*  OPKO Health, Inc.                                             74,958     651,385
*   OraSure Technologies, Inc.                                    82,817     730,446
#*  Orthofix International NV                                     23,771     854,330
*   Otonomy, Inc.                                                  4,502      65,954
*   OvaScience, Inc.                                                 314         496
#   Owens & Minor, Inc.                                           78,023   2,799,465
#*  PAREXEL International Corp.                                   20,429   1,448,212
#   Patterson Cos., Inc.                                          52,781   2,196,217
    PDL BioPharma, Inc.                                           34,563      76,039
    PerkinElmer, Inc.                                             14,784     786,361
#   Perrigo Co. P.L.C.                                             5,808     442,279
    Pfizer, Inc.                                                 459,005  14,564,229
*   PharMerica Corp.                                              48,026   1,191,045
    Phibro Animal Health Corp. Class A                             1,693      45,203
*   PRA Health Sciences, Inc.                                      3,147     184,383
#*  Premier, Inc. Class A                                          9,153     291,615
*   Prestige Brands Holdings, Inc.                                45,265   2,388,181
#*  Progenics Pharmaceuticals, Inc.                                5,629      50,211
*   ProPhase Labs, Inc.                                            6,052      11,499
*   Providence Service Corp. (The)                                25,896   1,000,880
*   PTC Therapeutics, Inc.                                         6,454      84,547
    Quality Systems, Inc.                                         39,366     590,884
    Quest Diagnostics, Inc.                                       27,729   2,548,850
*   Quidel Corp.                                                  31,566     599,123
#*  Quintiles IMS Holdings, Inc.                                  26,444   2,075,590
*   Quorum Health Corp.                                           41,309     363,106
#*  RadNet, Inc.                                                  29,019     168,310
*   Regeneron Pharmaceuticals, Inc.                                4,715   1,694,052
#*  Repligen Corp.                                                15,944     478,958
#   ResMed, Inc.                                                   9,600     648,384
#*  Retrophin, Inc.                                               10,929     214,427
*   Rigel Pharmaceuticals, Inc.                                  114,391     237,933
*   RTI Surgical, Inc.                                            94,685     307,726
*   Sangamo Therapeutics, Inc.                                     3,500      12,250
*   SciClone Pharmaceuticals, Inc.                                87,759     890,754
*   SeaSpine Holdings Corp.                                        9,468      68,927
#*  Seattle Genetics, Inc.                                         7,900     475,896
*   Select Medical Holdings Corp.                                221,452   2,757,077
#   Simulations Plus, Inc.                                         8,722      87,220
    Span-America Medical Systems, Inc.                             3,229      64,386
#*  Spectrum Pharmaceuticals, Inc.                                46,311     215,809
    STERIS P.L.C.                                                 11,912     843,727
#   Stryker Corp.                                                  9,409   1,162,294
*   Sucampo Pharmaceuticals, Inc. Class A                         25,536     284,726
*   Supernus Pharmaceuticals, Inc.                                22,318     603,702
*   Surgical Care Affiliates, Inc.                                33,097   1,869,980
*   Surmodics, Inc.                                               21,529     521,002
#*  Taro Pharmaceutical Industries, Ltd.                           2,837     296,438
#*  Team Health Holdings, Inc.                                    13,423     583,364

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Health Care -- (Continued)
    Teleflex, Inc.                                                 8,037 $  1,348,046
#*  Tenet Healthcare Corp.                                        34,244      602,352
#*  TESARO, Inc.                                                   2,400      390,816
    Thermo Fisher Scientific, Inc.                                27,682    4,218,460
*   Titan Pharmaceuticals, Inc.                                    3,680       16,008
*   Tivity Health, Inc.                                           67,472    1,730,657
*   Triple-S Management Corp. Class B                             40,733      778,408
#*  United Therapeutics Corp.                                     22,241    3,639,295
    UnitedHealth Group, Inc.                                      69,193   11,216,185
*   Universal American Corp.                                     145,692    1,448,178
    Universal Health Services, Inc. Class B                       13,504    1,520,956
    US Physical Therapy, Inc.                                     14,595    1,023,839
    Utah Medical Products, Inc.                                    4,195      260,929
*   Varex Imaging Corp.                                            3,076       88,435
#*  Varian Medical Systems, Inc.                                   7,690      597,128
*   Vascular Solutions, Inc.                                      15,654      875,841
*   VCA, Inc.                                                     42,307    3,833,014
#*  Veeva Systems, Inc. Class A                                    7,185      304,141
*   Versartis, Inc.                                                3,308       47,304
*   Vical, Inc.                                                    2,511        5,474
#*  VWR Corp.                                                     77,160    1,999,216
*   Waters Corp.                                                   5,044      714,483
*   WellCare Health Plans, Inc.                                   32,736    4,764,397
    West Pharmaceutical Services, Inc.                            10,279      869,912
#*  Wright Medical Group NV                                       29,945      754,015
#*  Xencor, Inc.                                                   6,400      152,512
    Zimmer Biomet Holdings, Inc.                                  10,795    1,277,372
    Zoetis, Inc.                                                  45,040    2,474,498
#*  Zogenix, Inc.                                                  5,821       46,859
                                                                         ------------
Total Health Care                                                         330,412,029
                                                                         ------------
Industrials -- (14.6%)
    AAON, Inc.                                                    33,999    1,154,266
    AAR Corp.                                                     44,341    1,418,469
    ABM Industries, Inc.                                          80,045    3,233,018
*   Acacia Research Corp.                                         23,571      137,890
*   ACCO Brands Corp.                                            203,680    2,596,920
    Acme United Corp.                                              1,921       46,796
    Actuant Corp. Class A                                         67,984    1,777,782
#   Acuity Brands, Inc.                                            4,829    1,000,714
#   Advanced Drainage Systems, Inc.                               12,175      293,418
*   Advisory Board Co. (The)                                      34,047    1,549,138
*   AECOM                                                        189,429    6,995,613
*   Aegion Corp.                                                  64,473    1,499,642
*   AeroCentury Corp.                                              1,149       11,921
*   Aerojet Rocketdyne Holdings, Inc.                             26,176      474,047
#*  Aerovironment, Inc.                                           35,466      928,855
    AGCO Corp.                                                   113,349    7,118,317
*   Air Industries Group                                           1,000        3,500
    Air Lease Corp.                                              152,477    5,547,113
*   Air Transport Services Group, Inc.                           105,409    1,700,247
    Aircastle, Ltd.                                              107,705    2,401,821
    Alamo Group, Inc.                                             14,985    1,133,316

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Industrials -- (Continued)
    Alaska Air Group, Inc.                                        40,395 $3,789,859
    Albany International Corp. Class A                            32,937  1,562,861
    Allegiant Travel Co.                                           7,395  1,271,940
    Allegion P.L.C.                                               10,433    685,135
    Allied Motion Technologies, Inc.                              17,836    393,105
#   Allison Transmission Holdings, Inc.                           45,555  1,593,514
    Altra Industrial Motion Corp.                                 47,958  1,788,833
    AMERCO                                                        14,664  5,523,489
*   Ameresco, Inc. Class A                                        16,686     86,767
#   American Airlines Group, Inc.                                 40,944  1,811,772
#   American Railcar Industries, Inc.                             23,316  1,038,495
#*  American Superconductor Corp.                                  1,238      8,654
*   American Woodmark Corp.                                       18,186  1,294,843
    AMETEK, Inc.                                                  24,074  1,230,181
*   AMREP Corp.                                                    6,528     45,892
#   AO Smith Corp.                                                22,300  1,087,125
#   Apogee Enterprises, Inc.                                      32,237  1,840,088
    Applied Industrial Technologies, Inc.                         44,895  2,713,903
*   ARC Document Solutions, Inc.                                  72,114    339,657
    ArcBest Corp.                                                 28,900    913,240
    Arconic, Inc.                                                201,662  4,595,877
#   Argan, Inc.                                                   34,402  2,537,147
*   Armstrong Flooring, Inc.                                      28,430    597,883
#*  Armstrong World Industries, Inc.                              19,255    769,237
*   Arotech Corp.                                                  3,519     14,252
    Astec Industries, Inc.                                        35,090  2,455,598
*   Astronics Corp.                                               19,940    654,231
#*  Astronics Corp. Class B                                        9,428    309,946
*   Atlas Air Worldwide Holdings, Inc.                            42,729  2,253,955
*   Avalon Holdings Corp. Class A                                    700      1,967
*   Avis Budget Group, Inc.                                      113,018  4,206,530
    AZZ, Inc.                                                     29,257  1,742,254
    B/E Aerospace, Inc.                                           14,740    906,068
*   Babcock & Wilcox Enterprises, Inc.                            68,941  1,147,178
    Barnes Group, Inc.                                            94,993  4,572,013
    Barrett Business Services, Inc.                                4,886    293,697
*   Beacon Roofing Supply, Inc.                                   61,357  2,685,596
*   Blue Bird Corp.                                                  642     10,818
*   BlueLinx Holdings, Inc.                                        6,189     40,724
*   BMC Stock Holdings, Inc.                                      22,978    429,689
    Brady Corp. Class A                                           61,259  2,226,765
    Briggs & Stratton Corp.                                       68,544  1,484,663
    Brink's Co. (The)                                             42,906  1,909,317
*   Broadwind Energy, Inc.                                            70        290
#*  Builders FirstSource, Inc.                                    74,209    798,489
    BWX Technologies, Inc.                                        32,390  1,343,861
*   CAI International, Inc.                                       25,760    415,766
    Carlisle Cos., Inc.                                           17,264  1,883,675
*   Casella Waste Systems, Inc. Class A                           29,769    344,130
#   Caterpillar, Inc.                                             44,084  4,217,075
*   CBIZ, Inc.                                                    98,750  1,293,625
*   CDI Corp.                                                     27,940    240,284
    CEB, Inc.                                                     15,517  1,186,275

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Industrials -- (Continued)
    CECO Environmental Corp.                                      26,465 $  347,221
#   Celadon Group, Inc.                                           49,176    373,738
*   Chart Industries, Inc.                                        66,235  2,569,256
    Chicago Bridge & Iron Co. NV                                  78,712  2,614,026
    Chicago Rivet & Machine Co.                                      855     41,057
#   Cintas Corp.                                                  14,003  1,625,888
    CIRCOR International, Inc.                                    27,352  1,703,483
*   Civeo Corp.                                                   83,510    295,625
    CLARCOR, Inc.                                                 34,402  2,848,830
*   Clean Harbors, Inc.                                           43,125  2,393,437
*   Colfax Corp.                                                 139,743  5,449,977
    Columbus McKinnon Corp.                                       30,112    827,779
    Comfort Systems USA, Inc.                                     54,138  1,832,571
#*  Command Security Corp.                                         5,329     14,868
*   Commercial Vehicle Group, Inc.                                46,434    276,747
    CompX International, Inc.                                      2,522     36,821
*   Continental Building Products, Inc.                           48,590  1,129,717
*   Continental Materials Corp.                                       73      2,168
    Copa Holdings SA Class A                                      33,122  3,229,064
*   Copart, Inc.                                                  36,384  2,064,428
#   Covanta Holding Corp.                                        161,293  2,596,817
*   Covenant Transportation Group, Inc. Class A                   28,163    606,349
*   CPI Aerostructures, Inc.                                       8,398     73,902
    CRA International, Inc.                                       14,512    482,234
    Crane Co.                                                     44,311  3,192,164
*   CSW Industrials, Inc.                                          2,065     75,476
    CSX Corp.                                                    150,971  7,003,545
    Cubic Corp.                                                   39,858  1,895,248
    Cummins, Inc.                                                 16,940  2,490,349
    Curtiss-Wright Corp.                                          43,923  4,307,089
#   Deere & Co.                                                   24,279  2,599,067
    Delta Air Lines, Inc.                                         97,812  4,620,639
#   Deluxe Corp.                                                  21,597  1,573,341
*   DigitalGlobe, Inc.                                           106,065  2,975,123
    DMC Global, Inc.                                              21,603    344,568
#   Donaldson Co., Inc.                                           26,877  1,135,553
    Douglas Dynamics, Inc.                                        53,911  1,822,192
    Dover Corp.                                                   31,123  2,419,813
*   Ducommun, Inc.                                                14,374    425,902
    Dun & Bradstreet Corp. (The)                                   4,926    604,026
*   DXP Enterprises, Inc.                                         23,289    880,790
#*  Dycom Industries, Inc.                                        16,680  1,345,409
#*  Eagle Bulk Shipping, Inc.                                      1,785     11,228
    Eastern Co. (The)                                              4,628     91,634
    Eaton Corp. P.L.C.                                            56,165  3,975,359
#*  Echo Global Logistics, Inc.                                   40,368    958,740
    Ecology and Environment, Inc. Class A                          2,769     28,659
    EMCOR Group, Inc.                                             65,775  4,583,860
    Emerson Electric Co.                                          31,243  1,832,714
    Encore Wire Corp.                                             35,454  1,497,931
*   Energy Recovery, Inc.                                         16,555    169,523
    EnerSys                                                       43,526  3,392,852
*   Engility Holdings, Inc.                                       34,101  1,000,182

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Industrials -- (Continued)
    Ennis, Inc.                                                   47,008 $  794,435
    EnPro Industries, Inc.                                        21,572  1,464,955
#   EnviroStar, Inc.                                               1,100     16,500
    Equifax, Inc.                                                 11,845  1,389,182
    ESCO Technologies, Inc.                                       40,876  2,378,983
    Espey Manufacturing & Electronics Corp.                        3,027     79,686
    Essendant, Inc.                                               58,517  1,222,420
#*  Esterline Technologies Corp.                                  42,286  3,621,796
#*  ExOne Co. (The)                                               16,129    158,871
    Expeditors International of Washington, Inc.                  10,482    545,903
    Exponent, Inc.                                                18,982  1,101,905
#   Fastenal Co.                                                  11,751    583,790
    Federal Signal Corp.                                         123,573  1,920,324
    FedEx Corp.                                                   23,705  4,482,853
#   Flowserve Corp.                                               18,900    929,124
    Fluor Corp.                                                   27,604  1,532,022
    Fortive Corp.                                                 18,126  1,002,549
    Fortune Brands Home & Security, Inc.                          26,275  1,448,541
    Forward Air Corp.                                             32,422  1,562,416
*   Franklin Covey Co.                                            24,797    433,948
    Franklin Electric Co., Inc.                                   44,937  1,813,208
    FreightCar America, Inc.                                      24,288    350,962
*   FTI Consulting, Inc.                                          88,006  3,708,573
*   Fuel Tech, Inc.                                               26,879     34,405
#   G&K Services, Inc. Class A                                    22,919  2,201,599
#   GATX Corp.                                                    50,833  2,939,164
*   Gencor Industries, Inc.                                        8,289    129,723
#*  Generac Holdings, Inc.                                        18,587    748,313
#   General Cable Corp.                                           96,649  1,961,975
    General Dynamics Corp.                                        22,257  4,030,298
    General Electric Co.                                         299,460  8,893,962
#*  Genesee & Wyoming, Inc. Class A                               74,135  5,586,814
*   Gibraltar Industries, Inc.                                    47,930  2,104,127
    Global Brass & Copper Holdings, Inc.                          17,000    563,550
#*  Global Power Equipment Group, Inc.                            15,716     79,994
#*  Golden Ocean Group, Ltd.                                      12,670     69,178
#*  Goldfield Corp. (The)                                         11,093     67,113
    Gorman-Rupp Co. (The)                                         27,779    901,706
*   GP Strategies Corp.                                           33,575    862,878
#   Graco, Inc.                                                    9,274    830,858
    Graham Corp.                                                  13,470    299,303
    Granite Construction, Inc.                                    57,384  3,220,964
*   Great Lakes Dredge & Dock Corp.                               81,796    425,339
    Greenbrier Cos., Inc. (The)                                   32,885  1,438,719
#   Griffon Corp.                                                 69,548  1,769,997
    H&E Equipment Services, Inc.                                  64,635  1,671,461
    Hardinge, Inc.                                                18,750    198,750
    Harsco Corp.                                                  87,818  1,172,370
#*  Hawaiian Holdings, Inc.                                       47,763  2,433,525
*   HC2 Holdings, Inc.                                             3,645     24,239
*   HD Supply Holdings, Inc.                                      25,751  1,089,267
#   Healthcare Services Group, Inc.                                7,001    278,290
#   Heartland Express, Inc.                                       95,349  1,964,189

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Industrials -- (Continued)
#   HEICO Corp.                                                    8,957 $  689,241
    HEICO Corp. Class A                                           13,054    865,480
    Heidrick & Struggles International, Inc.                      30,459    680,759
*   Herc Holdings, Inc.                                           18,303    909,110
*   Heritage-Crystal Clean, Inc.                                   5,251     78,502
    Herman Miller, Inc.                                           64,710  2,018,952
*   Hertz Global Holdings, Inc.                                   54,910  1,151,463
#   Hexcel Corp.                                                  30,570  1,569,769
*   Hill International, Inc.                                      63,099    340,735
    Hillenbrand, Inc.                                             66,801  2,441,577
    HNI Corp.                                                     45,989  2,318,305
    Honeywell International, Inc.                                 22,922  2,712,131
    Houston Wire & Cable Co.                                      25,592    188,101
*   Hub Group, Inc. Class A                                       56,510  2,506,218
    Hubbell, Inc.                                                 10,230  1,248,878
    Hudson Global, Inc.                                           34,265     44,202
#*  Hudson Technologies, Inc.                                     10,840     78,698
    Huntington Ingalls Industries, Inc.                           12,830  2,488,507
    Hurco Cos., Inc.                                              12,670    387,702
*   Huron Consulting Group, Inc.                                  26,943  1,220,518
    Hyster-Yale Materials Handling, Inc.                          14,948    919,601
*   ICF International, Inc.                                       31,095  1,616,940
#   IDEX Corp.                                                    11,576  1,043,692
*   IES Holdings, Inc.                                            21,406    417,417
    Illinois Tool Works, Inc.                                     13,917  1,770,242
    Ingersoll-Rand P.L.C.                                         33,043  2,621,962
#*  InnerWorkings, Inc.                                          135,322  1,300,444
*   Innovative Solutions & Support, Inc.                          16,826     66,042
    Insperity, Inc.                                               26,344  1,883,596
    Insteel Industries, Inc.                                      38,472  1,425,003
    Interface, Inc.                                               57,462  1,045,808
*   Intersections, Inc.                                           18,573     73,178
    ITT, Inc.                                                     65,534  2,678,375
*   Jacobs Engineering Group, Inc.                                81,776  4,787,985
#   JB Hunt Transport Services, Inc.                              10,031    993,871
*   JetBlue Airways Corp.                                        324,419  6,361,857
    John Bean Technologies Corp.                                  19,647  1,696,518
    Johnson Controls International P.L.C.                         70,552  3,102,877
    Joy Global, Inc.                                              66,855  1,879,963
    Kadant, Inc.                                                   2,537    156,279
#   Kaman Corp.                                                   33,767  1,706,247
    Kansas City Southern                                          54,919  4,718,091
    KAR Auction Services, Inc.                                    37,498  1,708,034
    KBR, Inc.                                                    159,422  2,711,768
    Kelly Services, Inc. Class A                                  54,117  1,211,680
    Kelly Services, Inc. Class B                                     700     16,450
    Kennametal, Inc.                                             142,821  5,104,423
*   Key Technology, Inc.                                           5,258     70,983
#*  KEYW Holding Corp. (The)                                       5,649     56,546
    Kforce, Inc.                                                  45,774  1,052,802
    Kimball International, Inc. Class B                           71,498  1,196,162
#*  Kirby Corp.                                                   81,453  5,249,646
#*  KLX, Inc.                                                     99,060  4,852,949

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Industrials -- (Continued)
#   Knight Transportation, Inc.                                  115,690 $3,864,046
    Knoll, Inc.                                                   49,449  1,291,113
    Korn/Ferry International                                      68,061  1,977,172
#*  Kratos Defense & Security Solutions, Inc.                    100,426    827,510
    L3 Technologies, Inc.                                         16,970  2,692,969
    Landstar System, Inc.                                         14,702  1,243,789
*   Lawson Products, Inc.                                          9,245    238,983
*   Layne Christensen Co.                                         25,619    267,206
    LB Foster Co. Class A                                         14,724    220,860
    Lennox International, Inc.                                     7,521  1,179,368
    Lincoln Electric Holdings, Inc.                               25,449  2,121,683
#   Lindsay Corp.                                                  6,903    520,072
*   LMI Aerospace, Inc.                                           25,310    224,500
    LS Starrett Co. (The) Class A                                  8,044     88,484
    LSC Communications, Inc.                                       9,158    240,123
    LSI Industries, Inc.                                          39,855    379,420
*   Lydall, Inc.                                                  21,053  1,284,233
    Macquarie Infrastructure Corp.                                27,868  2,089,821
*   Manitex International, Inc.                                    3,300     28,578
#*  Manitowoc Co., Inc. (The)                                    146,408    999,967
#*  Manitowoc Foodservice, Inc.                                   72,387  1,388,383
    ManpowerGroup, Inc.                                           23,465  2,239,969
    Marten Transport, Ltd.                                        38,690    884,066
    Masco Corp.                                                   51,434  1,694,750
*   Masonite International Corp.                                   6,110    406,926
*   MasTec, Inc.                                                 150,207  5,595,211
*   Mastech Digital, Inc.                                            991      6,660
    Matson, Inc.                                                  57,986  2,067,781
    Matthews International Corp. Class A                          34,131  2,302,136
    McGrath RentCorp                                              36,501  1,397,258
*   Mercury Systems, Inc.                                         50,287  1,695,678
*   Meritor, Inc.                                                 44,758    645,858
*   MFRI, Inc.                                                     5,730     50,138
#*  Middleby Corp. (The)                                           8,567  1,149,520
    Miller Industries, Inc.                                       15,090    399,885
*   Mistras Group, Inc.                                           35,704    824,048
    Mobile Mini, Inc.                                             84,138  2,738,692
*   Moog, Inc. Class A                                            45,041  2,966,851
*   Moog, Inc. Class B                                             2,977    193,952
*   MRC Global, Inc.                                             205,944  4,232,149
    MSA Safety, Inc.                                              28,375  2,024,556
    MSC Industrial Direct Co., Inc. Class A                       24,221  2,474,175
    Mueller Industries, Inc.                                      72,530  2,920,058
    Mueller Water Products, Inc. Class A                         191,686  2,580,094
    Multi-Color Corp.                                             20,797  1,605,528
*   MYR Group, Inc.                                               38,589  1,484,519
    National Presto Industries, Inc.                               7,418    789,275
*   Navigant Consulting, Inc.                                     85,820  2,119,754
*   Navistar International Corp.                                   3,333     90,891
*   NCI Building Systems, Inc.                                    28,397    454,352
*   Neff Corp. Class A                                             1,235     19,390
    Nielsen Holdings P.L.C.                                       25,907  1,059,855
*   NL Industries, Inc.                                           41,564    249,384

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Industrials -- (Continued)
#   NN, Inc.                                                      53,968 $1,044,281
#   Nordson Corp.                                                 12,448  1,413,221
    Norfolk Southern Corp.                                        48,284  5,671,439
    Northrop Grumman Corp.                                        13,622  3,120,528
*   Northwest Pipe Co.                                            15,189    290,869
#*  NOW, Inc.                                                    150,169  3,192,593
#*  NV5 Global, Inc.                                               8,416    342,952
*   Old Dominion Freight Line, Inc.                               47,782  4,218,195
#   Omega Flex, Inc.                                               4,638    219,980
*   On Assignment, Inc.                                           68,505  3,101,906
    Orbital ATK, Inc.                                             13,843  1,203,649
#*  Orion Energy Systems, Inc.                                    23,165     47,952
*   Orion Group Holdings, Inc.                                    27,445    288,173
    Oshkosh Corp.                                                102,112  7,110,059
    Owens Corning                                                129,690  7,165,372
#   PACCAR, Inc.                                                  37,091  2,496,595
*   PAM Transportation Services, Inc.                              6,580    153,380
    Park-Ohio Holdings Corp.                                      23,782  1,066,623
    Parker-Hannifin Corp.                                         15,664  2,304,644
*   Patrick Industries, Inc.                                      28,396  2,321,373
*   Patriot Transportation Holding, Inc.                           2,586     67,210
*   Pendrell Corp.                                                 4,568     30,057
#   Pentair P.L.C.                                                32,591  1,910,810
*   Performant Financial Corp.                                    54,745    113,870
*   Perma-Fix Environmental Services                               2,877      9,494
*   PGT Innovations, Inc.                                         73,676    847,274
#   Pitney Bowes, Inc.                                            29,803    474,464
*   Ply Gem Holdings, Inc.                                        22,264    359,564
    Powell Industries, Inc.                                       17,079    657,200
#*  Power Solutions International, Inc.                            2,041     15,103
    Preformed Line Products Co.                                    6,010    328,146
    Primoris Services Corp.                                       59,580  1,478,776
#*  Proto Labs, Inc.                                               1,950    102,375
    Quad/Graphics, Inc.                                           47,210  1,236,430
    Quanex Building Products Corp.                                66,311  1,309,642
*   Quanta Services, Inc.                                        158,075  5,673,312
*   Radiant Logistics, Inc.                                       42,979    157,733
    Raven Industries, Inc.                                        46,445  1,163,447
    Raytheon Co.                                                  17,714  2,553,650
*   RBC Bearings, Inc.                                            22,337  2,069,076
    RCM Technologies, Inc.                                        12,068     72,529
    Regal Beloit Corp.                                            50,794  3,687,644
    Republic Services, Inc.                                       49,654  2,849,147
    Resources Connection, Inc.                                    62,952  1,051,298
*   Rexnord Corp.                                                104,180  2,301,336
*   Roadrunner Transportation Systems, Inc.                       44,928    355,830
    Robert Half International, Inc.                               24,849  1,169,394
    Rockwell Automation, Inc.                                     12,800  1,894,272
#   Rockwell Collins, Inc.                                        12,550  1,139,038
#   Rollins, Inc.                                                 25,198    888,481
    Roper Technologies, Inc.                                       5,710  1,095,463
*   RPX Corp.                                                     85,253    925,848
#   RR Donnelley & Sons Co.                                       24,422    418,837

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Industrials -- (Continued)
*   Rush Enterprises, Inc. Class A                                39,416 $1,290,874
*   Rush Enterprises, Inc. Class B                                 4,506    138,560
#   Ryder System, Inc.                                            98,069  7,610,154
*   Saia, Inc.                                                    40,407  1,941,556
#*  Sensata Technologies Holding NV                                7,532    315,967
    Servotronics, Inc.                                             1,499     15,132
*   SIFCO Industries, Inc.                                         4,888     41,304
    Simpson Manufacturing Co., Inc.                               50,856  2,213,253
    SkyWest, Inc.                                                 67,799  2,400,085
    Snap-on, Inc.                                                 11,787  2,139,694
    Southwest Airlines Co.                                        75,013  3,923,930
*   SP Plus Corp.                                                 26,991    747,651
*   Sparton Corp.                                                 13,779    298,729
    Spirit Aerosystems Holdings, Inc. Class A                     24,712  1,483,956
*   Spirit Airlines, Inc.                                         49,153  2,656,228
*   SPX Corp.                                                     21,633    539,743
*   SPX FLOW, Inc.                                                55,312  1,929,836
    Standex International Corp.                                   15,734  1,372,005
    Stanley Black & Decker, Inc.                                  16,005  1,984,620
    Steelcase, Inc. Class A                                       95,257  1,600,318
#*  Stericycle, Inc.                                               4,838    373,203
#*  Sterling Construction Co., Inc.                               29,596    271,099
#   Sun Hydraulics Corp.                                          17,239    675,424
    Supreme Industries, Inc. Class A                              26,231    481,601
#*  Swift Transportation Co.                                      43,091    983,768
#*  TASER International, Inc.                                     20,936    522,981
#*  Team, Inc.                                                    40,026  1,344,874
*   Teledyne Technologies, Inc.                                   26,146  3,212,559
    Tennant Co.                                                   14,528  1,006,064
    Terex Corp.                                                  102,845  3,270,471
    Tetra Tech, Inc.                                              84,755  3,703,793
    Textainer Group Holdings, Ltd.                                51,126    736,214
    Textron, Inc.                                                 61,097  2,894,165
*   Thermon Group Holdings, Inc.                                  32,756    680,015
    Timken Co. (The)                                              60,233  2,674,345
#   Titan International, Inc.                                     84,519  1,123,258
*   Titan Machinery, Inc.                                         23,132    319,453
    Toro Co. (The)                                                15,600    919,308
#   TransDigm Group, Inc.                                          4,939  1,068,800
*   TRC Cos., Inc.                                                41,081    382,053
*   Trex Co., Inc.                                                14,075    953,300
*   TriMas Corp.                                                  51,128  1,089,026
*   TriNet Group, Inc.                                             9,904    251,859
    Trinity Industries, Inc.                                     252,771  6,961,313
    Triton International, Ltd.                                    57,820  1,407,339
#   Triumph Group, Inc.                                           96,974  2,594,054
*   TrueBlue, Inc.                                                48,807  1,207,973
*   Tutor Perini Corp.                                            84,118  2,506,716
*   Twin Disc, Inc.                                               17,482    290,900
*   Ultralife Corp.                                               19,727    108,499
    UniFirst Corp.                                                15,695  2,007,390
    Union Pacific Corp.                                           79,133  8,433,995
*   United Continental Holdings, Inc.                             39,975  2,817,038

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Industrials -- (Continued)
*   United Rentals, Inc.                                         117,421 $ 14,854,931
    United Technologies Corp.                                     74,891    8,213,296
*   Univar, Inc.                                                   8,166      243,510
    Universal Forest Products, Inc.                               27,032    2,749,425
    Universal Logistics Holdings, Inc.                            20,821      300,863
#   US Ecology, Inc.                                              21,849    1,119,761
*   USA Truck, Inc.                                               16,095      136,003
#*  USG Corp.                                                    108,110    3,307,085
#   Valmont Industries, Inc.                                      16,675    2,401,200
*   Vectrus, Inc.                                                 10,924      246,227
*   Verisk Analytics, Inc.                                        12,650    1,045,396
#*  Veritiv Corp.                                                  7,805      437,470
*   Versar, Inc.                                                   7,645        9,633
    Viad Corp.                                                    35,424    1,553,342
*   Vicor Corp.                                                   23,646      361,784
*   Virco Manufacturing Corp.                                     21,636       95,198
*   Volt Information Sciences, Inc.                               24,400      201,300
    VSE Corp.                                                     18,642      694,974
#   Wabash National Corp.                                        124,906    2,204,591
*   WABCO Holdings, Inc.                                           8,765      955,648
#   Wabtec Corp.                                                  11,888    1,029,976
    Waste Management, Inc.                                        23,011    1,599,264
    Watsco, Inc.                                                  11,375    1,737,417
    Watsco, Inc. Class B                                           1,205      184,112
    Watts Water Technologies, Inc. Class A                        30,800    2,032,800
#   Werner Enterprises, Inc.                                     135,645    3,811,624
*   Wesco Aircraft Holdings, Inc.                                172,868    2,618,950
#*  WESCO International, Inc.                                     63,034    4,456,504
    West Corp.                                                    28,299      686,817
*   Willdan Group, Inc.                                           11,989      321,425
*   Willis Lease Finance Corp.                                     8,183      208,503
    Woodward, Inc.                                                36,206    2,521,386
#   WW Grainger, Inc.                                              7,963    2,011,215
*   Xerium Technologies, Inc.                                      6,868       35,508
*   XPO Logistics, Inc.                                          164,180    7,345,413
    Xylem, Inc.                                                   31,203    1,538,620
#*  YRC Worldwide, Inc.                                           19,618      292,897
                                                                         ------------
Total Industrials                                                         701,463,991
                                                                         ------------
Information Technology -- (13.2%)
#*  3D Systems Corp.                                              11,613      191,498
#*  ACI Worldwide, Inc.                                           75,554    1,465,748
    Activision Blizzard, Inc.                                     35,492    1,427,133
*   Actua Corp.                                                   85,165    1,217,859
*   Acxiom Corp.                                                  86,927    2,268,795
*   ADDvantage Technologies Group, Inc.                            7,160       12,745
    ADTRAN, Inc.                                                  72,706    1,592,261
*   Advanced Energy Industries, Inc.                              31,633    1,861,286
#*  Advanced Micro Devices, Inc.                                  98,570    1,022,171
*   Agilysys, Inc.                                                36,408      354,250
*   Akamai Technologies, Inc.                                     16,501    1,131,804
#   Alliance Data Systems Corp.                                    6,894    1,574,452
*   Alpha & Omega Semiconductor, Ltd.                             45,919      934,452

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
*   Alphabet, Inc. Class A                                         9,486 $ 7,780,322
*   Alphabet, Inc. Class C                                         9,943   7,922,483
    Amdocs, Ltd.                                                  14,311     840,199
    American Software, Inc. Class A                               27,809     291,716
*   Amkor Technology, Inc.                                       312,671   2,942,234
    Amphenol Corp. Class A                                        27,236   1,838,158
*   Amtech Systems, Inc.                                          10,390      56,106
    Analog Devices, Inc.                                          15,699   1,176,483
*   Angie's List, Inc.                                            15,392      96,508
*   Anixter International, Inc.                                   43,380   3,708,990
*   ANSYS, Inc.                                                    7,175     669,141
    Apple, Inc.                                                  329,973  40,042,224
    Applied Materials, Inc.                                       70,077   2,400,137
*   Applied Optoelectronics, Inc.                                    775      23,839
*   Arista Networks, Inc.                                          8,033     755,102
*   ARRIS International P.L.C.                                   103,352   2,953,800
*   Arrow Electronics, Inc.                                       97,379   7,159,304
*   Aspen Technology, Inc.                                        11,589     615,492
    AstroNova, Inc.                                                7,311     101,988
*   Autobytel, Inc.                                                2,224      30,580
*   Autodesk, Inc.                                                10,099     821,453
*   Aviat Networks, Inc.                                           4,491      57,350
#*  Avid Technology, Inc.                                         30,790     164,727
    Avnet, Inc.                                                  125,682   5,836,672
    AVX Corp.                                                    156,350   2,532,870
*   Aware, Inc.                                                   18,447     114,371
*   Axcelis Technologies, Inc.                                    47,780     726,256
*   AXT, Inc.                                                     67,692     389,229
    Badger Meter, Inc.                                            34,968   1,348,016
*   Bankrate, Inc.                                                79,418     865,656
*   Barracuda Networks, Inc.                                      15,166     356,249
*   Bazaarvoice, Inc.                                             11,728      55,122
    Bel Fuse, Inc. Class A                                         3,300      83,523
    Bel Fuse, Inc. Class B                                        16,034     509,881
    Belden, Inc.                                                  29,071   2,223,059
*   Benchmark Electronics, Inc.                                   77,718   2,378,171
    Black Box Corp.                                               33,815     451,430
#   Blackbaud, Inc.                                               12,179     799,064
#*  Blackhawk Network Holdings, Inc.                              55,385   1,977,244
*   Blucora, Inc.                                                 51,074     771,217
    Booz Allen Hamilton Holding Corp.                             20,056     678,294
*   Bottomline Technologies de, Inc.                              22,107     568,592
    Broadcom, Ltd.                                                12,033   2,400,583
    Broadridge Financial Solutions, Inc.                          21,325   1,418,752
#*  BroadVision, Inc.                                              4,752      22,572
    Brocade Communications Systems, Inc.                         545,227   6,798,981
    Brooks Automation, Inc.                                      118,006   2,055,665
*   BSQUARE Corp.                                                 22,217     131,080
    CA, Inc.                                                      65,881   2,060,099
    Cabot Microelectronics Corp.                                  29,828   2,013,688
*   CACI International, Inc. Class A                              37,615   4,619,122
*   Cadence Design Systems, Inc.                                  32,200     838,166
#*  CalAmp Corp.                                                  29,378     441,258

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
*   Calix, Inc.                                                   97,323 $   700,726
*   Cardtronics P.L.C. Class A                                    51,033   2,785,381
#   Cass Information Systems, Inc.                                13,473     886,119
#*  Cavium, Inc.                                                  15,050     996,460
    CDW Corp.                                                     27,749   1,429,351
*   Ceva, Inc.                                                    27,653     977,534
*   Ciber, Inc.                                                  156,557      67,492
#*  Ciena Corp.                                                   44,082   1,072,956
*   Cimpress NV                                                    8,368     706,176
*   Cirrus Logic, Inc.                                            80,829   4,875,605
    Cisco Systems, Inc.                                          479,871  14,741,637
*   Citrix Systems, Inc.                                          10,116     922,478
*   Clearfield, Inc.                                               8,316     143,035
#   Cognex Corp.                                                  17,854   1,206,216
*   Cognizant Technology Solutions Corp. Class A                   5,973     314,120
*   Coherent, Inc.                                                27,128   4,278,899
    Cohu, Inc.                                                    41,991     554,281
*   CommerceHub, Inc. Series A                                     6,504      95,544
*   CommerceHub, Inc. Series C                                    13,008     189,657
*   CommScope Holding Co., Inc.                                   40,238   1,521,801
    Communications Systems, Inc.                                  13,122      66,529
    Computer Sciences Corp.                                       54,661   3,399,914
    Computer Task Group, Inc.                                     19,188      87,497
    Comtech Telecommunications Corp.                              29,590     317,501
    Concurrent Computer Corp.                                      7,430      38,487
*   Conduent, Inc.                                               101,618   1,520,205
    Convergys Corp.                                              116,486   2,891,183
*   CoreLogic, Inc.                                               52,015   1,834,569
    Corning, Inc.                                                139,194   3,687,249
#*  CoStar Group, Inc.                                             2,195     443,610
*   Covisint Corp.                                                19,447      37,922
#*  Cray, Inc.                                                    28,765     493,320
*   Cree, Inc.                                                    99,972   2,757,228
#   CSG Systems International, Inc.                               38,268   1,852,171
    CSP, Inc.                                                      2,269      23,076
    CSRA, Inc.                                                    28,653     888,816
    CTS Corp.                                                     37,499     806,229
*   CyberOptics Corp.                                              7,973     287,028
#   Cypress Semiconductor Corp.                                  488,127   5,759,899
    Daktronics, Inc.                                              66,552     676,168
*   Dell Technologies, Inc. Class V                               15,562     980,250
*   Determine, Inc.                                                  628       1,338
*   DHI Group, Inc.                                               88,204     502,763
#   Diebold Nixdorf, Inc.                                         48,956   1,331,603
*   Digi International, Inc.                                      39,538     515,971
*   Diodes, Inc.                                                  53,258   1,325,592
    Dolby Laboratories, Inc. Class A                              34,438   1,649,925
*   DSP Group, Inc.                                               32,163     348,969
    DST Systems, Inc.                                             23,034   2,652,365
    EarthLink Holdings Corp.                                     138,766     889,490
*   Eastman Kodak Co.                                              3,721      49,861
*   eBay, Inc.                                                    38,237   1,217,084
#   Ebix, Inc.                                                    29,521   1,638,415

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Information Technology -- (Continued)
*   EchoStar Corp. Class A                                        56,420 $2,873,471
*   Edgewater Technology, Inc.                                     8,479     59,353
*   Electro Scientific Industries, Inc.                           58,356    383,399
*   Electronic Arts, Inc.                                         19,023  1,587,089
*   Electronics for Imaging, Inc.                                 50,184  2,255,269
#*  Ellie Mae, Inc.                                                2,429    200,975
#*  eMagin Corp.                                                   7,098     15,971
    Emcore Corp.                                                  38,308    344,772
#*  EnerNOC, Inc.                                                 46,034    262,394
*   Entegris, Inc.                                               167,301  3,136,894
#*  Envestnet, Inc.                                                6,540    247,212
#*  EPAM Systems, Inc.                                             9,710    624,936
*   ePlus, Inc.                                                    9,698  1,086,661
*   Euronet Worldwide, Inc.                                       17,291  1,236,652
*   Everi Holdings, Inc.                                         117,052    345,303
*   Exar Corp.                                                    83,480    855,670
*   ExlService Holdings, Inc.                                     23,547  1,081,985
*   Extreme Networks, Inc.                                        75,754    418,920
*   F5 Networks, Inc.                                              5,100    683,553
*   Fabrinet                                                      47,575  2,004,335
#   Fair Isaac Corp.                                               7,907    974,933
*   FalconStor Software, Inc.                                     29,232     18,124
*   FARO Technologies, Inc.                                       23,165    859,421
    Fidelity National Information Services, Inc.                  23,092  1,833,967
*   Finisar Corp.                                                187,327  5,539,259
#*  FireEye, Inc.                                                 10,918    147,939
#*  First Solar, Inc.                                             99,999  3,118,969
*   Fiserv, Inc.                                                  21,401  2,299,109
#*  Fitbit, Inc. Class A                                          62,151    373,528
#*  FleetCor Technologies, Inc.                                    8,593  1,267,382
*   Flex, Ltd.                                                   125,541  1,967,227
    FLIR Systems, Inc.                                            91,952  3,248,664
*   FormFactor, Inc.                                             117,169  1,458,754
    Forrester Research, Inc.                                      15,466    631,013
*   Fortinet, Inc.                                                 7,132    237,210
*   Frequency Electronics, Inc.                                    8,185     90,690
*   Gartner, Inc.                                                  8,459    840,486
*   Genpact, Ltd.                                                 52,498  1,295,651
*   GigPeak, Inc.                                                 32,934     84,970
    Global Payments, Inc.                                         29,788  2,302,017
    GlobalSCAPE, Inc.                                              2,198      8,572
#*  Globant SA                                                     2,249     74,554
#*  Glu Mobile, Inc.                                              30,123     69,283
*   Great Elm Capital Group, Inc.                                  1,552      5,199
#*  GrubHub, Inc.                                                 28,292  1,175,533
*   GSE Systems, Inc.                                             26,843     83,213
*   GSI Technology, Inc.                                          17,271    105,526
#*  GTT Communications, Inc.                                      42,732  1,207,179
#*  Guidewire Software, Inc.                                       5,703    298,438
    Hackett Group, Inc. (The)                                     46,964    763,165
#*  Harmonic, Inc.                                               159,408    844,862
    Harris Corp.                                                  20,282  2,083,164
    Hewlett Packard Enterprise Co.                               311,833  7,072,372

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
    HP, Inc.                                                     122,449 $ 1,842,857
*   IAC/InterActiveCorp                                           42,629   2,933,301
*   ID Systems, Inc.                                               8,720      56,331
#*  Identiv, Inc.                                                  4,181      14,508
*   IEC Electronics Corp.                                          7,468      27,034
*   II-VI, Inc.                                                   69,030   2,519,595
*   Imation Corp.                                                 39,287      32,372
#*  Immersion Corp.                                               21,510     221,338
#*  Infinera Corp.                                                49,662     447,455
*   Innodata, Inc.                                                21,458      49,353
#*  Inseego Corp.                                                 39,494     122,036
*   Insight Enterprises, Inc.                                     64,391   2,390,838
*   Integrated Device Technology, Inc.                            42,895   1,080,525
    Intel Corp.                                                  578,019  21,282,660
    InterDigital, Inc.                                            39,158   3,657,357
#*  Internap Corp.                                                84,980     140,217
    Intersil Corp. Class A                                       147,971   3,318,990
*   inTEST Corp.                                                   2,202      10,349
*   Intevac, Inc.                                                 29,956     281,586
*   IntriCon Corp.                                                 6,777      47,439
    Intuit, Inc.                                                   5,892     698,673
*   Inuvo, Inc.                                                   28,824      44,677
#*  InvenSense, Inc.                                              18,666     236,312
#*  IPG Photonics Corp.                                           17,327   1,992,432
*   Iteris, Inc.                                                  13,000      62,790
*   Itron, Inc.                                                   39,691   2,448,935
*   Ixia                                                          98,258   1,911,118
    IXYS Corp.                                                    55,039     665,972
#   j2 Global, Inc.                                               28,051   2,350,954
    Jabil Circuit, Inc.                                          302,067   7,243,567
    Jack Henry & Associates, Inc.                                 14,949   1,342,121
    Juniper Networks, Inc.                                       125,002   3,347,554
*   Kemet Corp.                                                   54,721     379,764
*   Key Tronic Corp.                                              11,045      87,587
*   Keysight Technologies, Inc.                                   53,333   1,977,054
*   Kimball Electronics, Inc.                                     29,728     508,349
    KLA-Tencor Corp.                                              17,987   1,530,874
*   Knowles Corp.                                                 64,226   1,157,353
#*  Kopin Corp.                                                   98,852     315,338
*   Kulicke & Soffa Industries, Inc.                             123,057   2,163,342
*   KVH Industries, Inc.                                          24,237     252,065
#   Lam Research Corp.                                            27,049   3,106,848
#*  Lattice Semiconductor Corp.                                  169,515   1,218,813
*   Leaf Group, Ltd.                                              40,535     281,718
    Leidos Holdings, Inc.                                         28,663   1,384,996
*   LGL Group, Inc. (The)                                          1,300       6,149
*   Limelight Networks, Inc.                                     155,414     340,357
    Linear Technology Corp.                                        6,040     381,305
*   Lionbridge Technologies, Inc.                                 70,456     403,008
*   Liquidity Services, Inc.                                      22,536     219,726
    Littelfuse, Inc.                                               9,398   1,482,159
#   LogMeIn, Inc.                                                  3,315     358,352
#*  Lumentum Holdings, Inc.                                       31,310   1,188,214

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
#*  MACOM Technology Solutions Holdings, Inc.                     17,034 $   809,967
#*  MagnaChip Semiconductor Corp.                                 17,121     147,241
*   Manhattan Associates, Inc.                                    20,679   1,060,006
    ManTech International Corp. Class A                           44,001   1,713,399
*   Marchex, Inc. Class B                                         34,649      93,899
#*  Marin Software, Inc.                                           2,100       4,725
    Marvell Technology Group, Ltd.                               288,765   4,293,936
    Maxim Integrated Products, Inc.                               18,551     825,148
#   MAXIMUS, Inc.                                                 23,622   1,302,517
*   MaxLinear, Inc. Class A                                       28,702     734,197
#*  Maxwell Technologies, Inc.                                    40,563     193,080
#*  MeetMe, Inc.                                                  63,071     310,309
    Mentor Graphics Corp.                                        108,112   3,990,414
#   Mesa Laboratories, Inc.                                        4,234     504,439
    Methode Electronics, Inc.                                     50,026   2,103,593
#   Microchip Technology, Inc.                                    21,537   1,450,517
*   Micron Technology, Inc.                                      650,355  15,680,059
*   Microsemi Corp.                                               81,555   4,334,648
    Microsoft Corp.                                              278,222  17,987,052
*   MicroStrategy, Inc. Class A                                    6,735   1,355,755
    MKS Instruments, Inc.                                         79,909   5,266,003
#   MOCON, Inc.                                                    7,200     144,000
#*  ModusLink Global Solutions, Inc.                              90,589     158,531
*   MoneyGram International, Inc.                                 28,228     358,496
#   Monolithic Power Systems, Inc.                                13,803   1,204,174
    Monotype Imaging Holdings, Inc.                               35,896     786,122
    Motorola Solutions, Inc.                                      14,175   1,144,064
#   MTS Systems Corp.                                             12,883     748,502
*   Nanometrics, Inc.                                             36,100     928,131
*   Napco Security Technologies, Inc.                             18,220     174,912
#   National Instruments Corp.                                    31,586     992,432
    NCI, Inc. Class A                                             11,895     151,067
*   NCR Corp.                                                     56,756   2,441,643
#*  NeoPhotonics Corp.                                            61,789     676,590
    NetApp, Inc.                                                  35,822   1,372,699
*   NETGEAR, Inc.                                                 52,786   3,003,523
#*  Netscout Systems, Inc.                                        37,335   1,243,255
*   NeuStar, Inc. Class A                                          7,693     255,408
#   NIC, Inc.                                                     25,591     616,743
*   Novanta, Inc.                                                 42,869     958,122
*   Nuance Communications, Inc.                                  166,845   2,646,162
#*  Numerex Corp. Class A                                          5,996      35,256
    NVE Corp.                                                      3,647     282,971
#   NVIDIA Corp.                                                  47,746   5,212,908
#*  Oclaro, Inc.                                                  74,291     728,795
*   ON Semiconductor Corp.                                       306,139   4,077,771
#*  Onvia, Inc.                                                      700       3,185
*   Optical Cable Corp.                                            6,626      21,535
    Oracle Corp.                                                 141,867   5,690,285
*   OSI Systems, Inc.                                             23,883   1,783,344
*   PAR Technology Corp.                                          12,088      78,693
    Park Electrochemical Corp.                                    28,762     527,207
#*  Paycom Software, Inc.                                         15,395     711,865

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Information Technology -- (Continued)
*   PayPal Holdings, Inc.                                         38,237 $1,521,068
    PC Connection, Inc.                                           34,734    947,544
    PC-Tel, Inc.                                                  23,419    136,064
*   PCM, Inc.                                                     16,945    380,415
*   PDF Solutions, Inc.                                           39,331    885,341
    Pegasystems, Inc.                                             27,772  1,077,554
*   Perceptron, Inc.                                              16,338    107,014
*   Perficient, Inc.                                              44,480    788,630
*   PFSweb, Inc.                                                  20,833    156,456
*   Photronics, Inc.                                             104,310  1,199,565
#*  Planet Payment, Inc.                                          42,186    178,025
    Plantronics, Inc.                                             29,633  1,676,635
*   Plexus Corp.                                                  52,366  2,843,474
    Power Integrations, Inc.                                      16,138  1,145,798
*   PRGX Global, Inc.                                             28,843    164,405
    Progress Software Corp.                                       53,908  1,510,502
*   PTC, Inc.                                                     13,183    693,030
    QAD, Inc. Class A                                             13,691    395,670
    QAD, Inc. Class B                                              2,342     58,550
#*  Qorvo, Inc.                                                   61,152  3,926,570
    QUALCOMM, Inc.                                               140,266  7,494,412
*   Qualstar Corp.                                                 1,082      3,993
*   Qualys, Inc.                                                   9,699    348,194
*   QuinStreet, Inc.                                              35,557    124,450
*   Qumu Corp.                                                    10,312     23,924
*   Radisys Corp.                                                 58,318    257,182
*   Rambus, Inc.                                                 105,337  1,367,274
*   RealNetworks, Inc.                                            74,977    401,127
*   Red Hat, Inc.                                                  6,300    478,044
    Reis, Inc.                                                    15,779    315,580
    RELM Wireless Corp.                                            7,900     39,105
*   RetailMeNot, Inc.                                              7,178     64,961
    RF Industries, Ltd.                                            7,730     12,368
    Richardson Electronics, Ltd.                                  15,984     96,543
*   Rightside Group, Ltd.                                          4,858     41,002
*   Rogers Corp.                                                  24,634  1,969,488
*   Rosetta Stone, Inc.                                           23,564    207,363
*   Rubicon Project, Inc. (The)                                    8,318     70,453
*   Rudolph Technologies, Inc.                                    64,620  1,483,029
*   Sanmina Corp.                                                136,798  5,328,282
*   ScanSource, Inc.                                              43,355  1,714,690
    Science Applications International Corp.                      27,932  2,274,223
*   Seachange International, Inc.                                 76,626    185,435
#   Seagate Technology P.L.C.                                     26,898  1,214,445
*   Semtech Corp.                                                 54,840  1,806,978
#*  ServiceSource International, Inc.                              3,531     18,714
*   Sevcon, Inc.                                                   1,971     17,759
*   ShoreTel, Inc.                                                95,357    662,731
*   Shutterstock, Inc.                                             6,356    341,953
*   Sigma Designs, Inc.                                           73,217    446,624
*   Silicon Laboratories, Inc.                                    28,646  1,867,719
#*  Silver Spring Networks, Inc.                                  17,890    228,634
#   Skyworks Solutions, Inc.                                      22,122  2,029,472

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Information Technology -- (Continued)
*   SMTC Corp.                                                     4,872 $    6,431
*   Sonus Networks, Inc.                                         103,536    660,560
#   SS&C Technologies Holdings, Inc.                              27,588    886,402
#*  Stamps.com, Inc.                                              10,655  1,295,115
*   StarTek, Inc.                                                 18,466    159,916
*   Stratasys, Ltd.                                               36,412    718,045
#*  SunPower Corp.                                                79,558    528,265
*   Super Micro Computer, Inc.                                    55,812  1,476,227
*   Sykes Enterprises, Inc.                                       66,250  1,850,362
    Symantec Corp.                                                51,625  1,422,269
#*  Synaptics, Inc.                                               35,312  1,990,891
*   Synchronoss Technologies, Inc.                                48,572  1,870,993
    SYNNEX Corp.                                                  47,857  5,751,454
*   Synopsys, Inc.                                                18,273  1,149,189
#   Syntel, Inc.                                                  26,797    564,345
    Systemax, Inc.                                                34,554    293,018
#*  Tableau Software, Inc. Class A                                 1,500     71,760
#*  Take-Two Interactive Software, Inc.                           24,422  1,310,240
#*  Tangoe, Inc.                                                   5,820     42,370
    TE Connectivity, Ltd.                                         30,720  2,284,032
*   Tech Data Corp.                                               65,000  5,561,400
*   TechTarget, Inc.                                              17,200    151,532
*   Telenav, Inc.                                                 66,317    590,221
    TeleTech Holdings, Inc.                                       43,097  1,275,671
#*  Teradata Corp.                                                54,231  1,592,222
    Teradyne, Inc.                                               120,640  3,423,763
    Tessco Technologies, Inc.                                     12,033    170,869
    Tessera Holding Corp.                                         58,211  2,631,137
*   TiVo Corp.                                                   186,876  3,531,956
    Total System Services, Inc.                                   29,867  1,513,660
    TransAct Technologies, Inc.                                   10,316     71,180
    Travelport Worldwide, Ltd.                                    46,802    672,077
*   Travelzoo, Inc.                                               15,049    137,698
*   Tremor Video, Inc.                                            13,198     32,203
#*  Trimble, Inc.                                                 37,884  1,122,124
*   Trio-Tech International                                        2,616      8,633
*   TrueCar, Inc.                                                 13,837    181,957
#*  TSR, Inc.                                                        722      4,043
#*  TTM Technologies, Inc.                                       163,755  2,428,487
#*  Tyler Technologies, Inc.                                       3,568    520,999
#*  Ubiquiti Networks, Inc.                                       11,994    748,426
#*  Ultimate Software Group, Inc. (The)                            2,449    474,273
*   Ultra Clean Holdings, Inc.                                    36,247    454,175
*   Ultratech, Inc.                                               54,541  1,413,703
#*  Unisys Corp.                                                  16,020    205,857
#*  Universal Display Corp.                                       10,171    671,286
*   Universal Security Instruments, Inc.                           1,213      4,427
*   USA Technologies, Inc.                                         1,583      6,649
#*  Vantiv, Inc. Class A                                          19,002  1,182,684
*   VASCO Data Security International, Inc.                        8,479    128,881
*   Veeco Instruments, Inc.                                       62,153  1,600,440
#*  VeriFone Systems, Inc.                                        76,853  1,396,419
*   Verint Systems, Inc.                                          51,182  1,911,648

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
Information Technology -- (Continued)
#*  VeriSign, Inc.                                                   7,900 $    633,659
*   Versum Materials, Inc.                                           3,826      106,937
#*  ViaSat, Inc.                                                    29,551    1,918,155
#*  Viavi Solutions, Inc.                                          193,221    1,729,328
*   Virtusa Corp.                                                   20,744      528,557
#   Visa, Inc. Class A                                             116,012    9,595,353
#   Vishay Intertechnology, Inc.                                   177,686    2,949,588
*   Vishay Precision Group, Inc.                                    19,686      327,772
    Wayside Technology Group, Inc.                                   4,672       78,490
*   Web.com Group, Inc.                                             66,225    1,254,964
#*  WebMD Health Corp.                                               9,916      494,709
*   Westell Technologies, Inc. Class A                              53,040       34,476
    Western Digital Corp.                                          113,626    9,059,401
#   Western Union Co. (The)                                         46,124      903,108
#*  WEX, Inc.                                                       23,746    2,714,880
*   Xcerra Corp.                                                    65,493      496,437
    Xerox Corp.                                                    519,041    3,596,954
    Xilinx, Inc.                                                    22,883    1,331,791
*   XO Group, Inc.                                                  36,454      686,429
*   Yahoo!, Inc.                                                    81,369    3,585,932
#*  Yelp, Inc.                                                      14,200      593,276
#*  YuMe, Inc.                                                         961        3,421
#*  Zebra Technologies Corp. Class A                                16,779    1,403,899
*   Zedge, Inc. Class B                                             12,737       42,159
*   Zillow Group, Inc. Class A                                      50,278    1,809,002
#*  Zillow Group, Inc. Class C                                      49,717    1,758,987
*   Zix Corp.                                                       45,198      215,594
*   Zynga, Inc. Class A                                          1,095,066    2,759,566
                                                                           ------------
Total Information Technology                                                632,868,335
                                                                           ------------
Materials -- (5.0%)
    A Schulman, Inc.                                                41,841    1,443,515
*   AdvanSix, Inc.                                                     916       23,532
    Air Products & Chemicals, Inc.                                   7,652    1,069,444
#*  AK Steel Holding Corp.                                          12,538      101,307
    Albemarle Corp.                                                 51,643    4,784,208
    Alcoa Corp.                                                     67,220    2,450,169
#   Allegheny Technologies, Inc.                                   102,088    2,218,372
*   American Biltrite, Inc.                                             22        5,172
    American Vanguard Corp.                                         51,821      891,321
    Ampco-Pittsburgh Corp.                                          13,177      198,314
#   AptarGroup, Inc.                                                19,809    1,445,463
    Ashland Global Holdings, Inc.                                   14,930    1,777,118
    Avery Dennison Corp.                                            20,760    1,515,895
#*  Axalta Coating Systems, Ltd.                                    18,300      530,700
    Balchem Corp.                                                   26,174    2,231,072
#   Ball Corp.                                                      12,700      968,502
    Bemis Co., Inc.                                                 51,828    2,525,060
*   Berry Plastics Group, Inc.                                      32,877    1,677,713
*   Boise Cascade Co.                                               47,232    1,171,354
    Cabot Corp.                                                     51,207    2,835,332
    Calgon Carbon Corp.                                             67,223    1,065,485
#   Carpenter Technology Corp.                                      75,632    3,026,793

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                       SHARES    VALUE+
                                                                       ------- ----------
Materials -- (Continued)
          Celanese Corp. Series A                                       20,921 $1,765,732
*         Century Aluminum Co.                                         132,025  2,033,185
#         CF Industries Holdings, Inc.                                 136,823  4,828,484
          Chase Corp.                                                   11,235    988,680
          Chemours Co. (The)                                             9,881    261,056
*         Chemtura Corp.                                               105,418  3,489,336
*         Clearwater Paper Corp.                                        25,806  1,623,197
#*        Cliffs Natural Resources, Inc.                                43,812    384,231
*         Coeur Mining, Inc.                                           133,058  1,550,126
          Commercial Metals Co.                                        200,353  4,093,212
#         Compass Minerals International, Inc.                          18,816  1,573,018
*         Contango ORE, Inc.                                             1,008     19,656
*         Core Molding Technologies, Inc.                               11,901    183,513
*         Crown Holdings, Inc.                                           6,500    352,105
          Deltic Timber Corp.                                            7,152    543,337
          Domtar Corp.                                                 109,389  4,779,205
          Dow Chemical Co. (The)                                        77,065  4,595,386
#         Eagle Materials, Inc.                                         26,397  2,760,598
          Eastman Chemical Co.                                          32,930  2,552,075
          Ecolab, Inc.                                                   9,795  1,176,673
          EI du Pont de Nemours & Co.                                   24,100  1,819,550
*         Ferro Corp.                                                   73,964  1,045,851
          Ferroglobe P.L.C.                                             74,502    783,016
(degrees) Ferroglobe Representation & Warranty Insurance Trust          71,368         --
#*        Flotek Industries, Inc.                                       21,014    222,118
#         FMC Corp.                                                     23,050  1,386,688
*         Freeport-McMoRan, Inc.                                       316,451  5,268,909
          Friedman Industries, Inc.                                     10,403     71,261
          FutureFuel Corp.                                              59,893    778,010
*         GCP Applied Technologies, Inc.                                11,634    313,536
          Gold Resource Corp.                                           31,186    167,781
          Graphic Packaging Holding Co.                                267,454  3,345,850
          Greif, Inc. Class A                                           38,279  2,204,105
          Greif, Inc. Class B                                            8,768    624,282
*         Handy & Harman, Ltd.                                           3,310     93,342
          Hawkins, Inc.                                                 16,847    903,842
          Haynes International, Inc.                                    19,195    789,106
          HB Fuller Co.                                                 63,674  3,143,585
*         Headwaters, Inc.                                              64,117  1,485,591
          Hecla Mining Co.                                             684,241  4,406,512
          Huntsman Corp.                                               223,127  4,549,560
*         Ingevity Corp.                                                13,051    725,505
          Innophos Holdings, Inc.                                       25,989  1,264,105
          Innospec, Inc.                                                34,726  2,477,700
#         International Flavors & Fragrances, Inc.                       5,882    689,429
          International Paper Co.                                       51,596  2,920,334
*         Intrepid Potash, Inc.                                         27,179     55,445
          Kaiser Aluminum Corp.                                         21,204  1,663,666
          KapStone Paper and Packaging Corp.                           142,685  3,421,586
          KMG Chemicals, Inc.                                           19,735    727,432
*         Koppers Holdings, Inc.                                        29,273  1,184,093
*         Kraton Corp.                                                  49,611  1,332,551
          Kronos Worldwide, Inc.                                        30,747    406,475

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Materials -- (Continued)
*   Louisiana-Pacific Corp.                                      108,144 $2,068,795
#*  LSB Industries, Inc.                                          41,518    353,318
    LyondellBasell Industries NV Class A                          11,014  1,027,276
    Martin Marietta Materials, Inc.                                9,888  2,270,285
    Materion Corp.                                                41,170  1,617,981
#   McEwen Mining, Inc.                                          189,521    744,818
    Mercer International, Inc.                                   106,414  1,271,647
    Minerals Technologies, Inc.                                   42,703  3,422,645
    Monsanto Co.                                                   9,533  1,032,519
#   Mosaic Co. (The)                                             168,647  5,290,456
#*  Multi Packaging Solutions International, Ltd.                    480      8,554
    Myers Industries, Inc.                                        59,972    827,614
    Neenah Paper, Inc.                                            18,905  1,553,046
#   NewMarket Corp.                                                1,700    732,989
    Newmont Mining Corp.                                         124,748  4,525,857
*   Northern Technologies International Corp.                      3,755     59,047
    Nucor Corp.                                                   70,075  4,070,657
#   Olin Corp.                                                   238,817  6,259,394
    Olympic Steel, Inc.                                           23,685    532,913
*   OMNOVA Solutions, Inc.                                        91,561    833,205
#*  Owens-Illinois, Inc.                                          78,464  1,482,970
    Packaging Corp. of America                                    21,650  1,995,697
    PH Glatfelter Co.                                             55,106  1,345,137
#*  Platform Specialty Products Corp.                            173,981  2,112,129
    PolyOne Corp.                                                 36,908  1,258,932
    PPG Industries, Inc.                                           7,652    765,277
    Quaker Chemical Corp.                                         13,900  1,786,150
    Rayonier Advanced Materials, Inc.                             30,597    415,201
*   Real Industry, Inc.                                           26,881    145,157
    Reliance Steel & Aluminum Co.                                 87,487  6,968,340
#*  Rentech, Inc.                                                 18,295     47,110
*   Resolute Forest Products, Inc.                                29,703    163,367
#   Royal Gold, Inc.                                              72,746  5,250,079
    RPM International, Inc.                                       21,508  1,124,008
*   Ryerson Holding Corp.                                         13,533    143,450
    Schnitzer Steel Industries, Inc. Class A                      60,296  1,426,000
    Schweitzer-Mauduit International, Inc.                        36,455  1,616,050
    Scotts Miracle-Gro Co. (The)                                  10,869    999,622
    Sealed Air Corp.                                              36,593  1,774,760
    Sensient Technologies Corp.                                   20,363  1,562,860
    Sherwin-Williams Co. (The)                                     1,508    458,145
    Silgan Holdings, Inc.                                         24,823  1,452,394
#   Sonoco Products Co.                                           59,088  3,246,886
    Southern Copper Corp.                                            800     30,688
    Steel Dynamics, Inc.                                          53,925  1,823,204
    Stepan Co.                                                    26,445  2,065,619
#*  Stillwater Mining Co.                                        177,126  3,011,142
*   Summit Materials, Inc. Class A                                90,947  2,282,770
*   SunCoke Energy, Inc.                                         123,414  1,088,511
*   Synalloy Corp.                                                 8,022     95,863
#*  TimkenSteel Corp.                                             51,062    860,905
*   Trecora Resources                                             27,388    339,611
    Tredegar Corp.                                                37,826    841,629

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                               SHARES      VALUE+
                                                              --------- ------------
Materials -- (Continued)
           Trinseo SA                                            12,892 $    834,757
           Tronox, Ltd. Class A                                  55,699      697,351
*          UFP Technologies, Inc.                                 2,694       67,215
           United States Lime & Minerals, Inc.                    6,127      465,652
           United States Steel Corp.                            182,288    5,962,640
*          Universal Stainless & Alloy Products, Inc.             8,514      143,716
#*         US Concrete, Inc.                                     15,963    1,045,577
           Valhi, Inc.                                           15,640       48,640
           Valspar Corp. (The)                                   15,594    1,725,788
           Vulcan Materials Co.                                  17,482    2,243,465
           Westlake Chemical Corp.                               62,521    3,870,675
           WestRock Co.                                         134,934    7,200,078
           Worthington Industries, Inc.                          52,893    2,527,756
#          WR Grace & Co.                                         7,556      523,933
                                                                        ------------
Total Materials                                                          239,619,384
                                                                        ------------
Other -- (0.0%)
(degrees)* FRD Acquisition Co. Escrow Shares                     14,091           --
(degrees)* Gerber Scientific, Inc. Escrow Shares                 24,204           --
(degrees)* SoftBrands, Inc. Escrow Shares                         5,800           --
                                                                        ------------
Total Other                                                                       --
                                                                        ------------
Real Estate -- (0.3%)
           Alexander & Baldwin, Inc.                             85,476    3,805,392
#*         Altisource Asset Management Corp.                      1,120       70,336
#*         Altisource Portfolio Solutions SA                      3,002       85,557
*          Capital Properties, Inc. Class A                         308        4,281
*          CBRE Group, Inc. Class A                              27,643      839,241
*          CKX Lands, Inc.                                        1,300       14,528
           Colony NorthStar, Inc. Class A                        59,322      825,762
#          Consolidated-Tomoka Land Co.                           8,853      486,915
*          Forestar Group, Inc.                                  49,411      644,814
*          FRP Holdings, Inc.                                     8,107      316,173
           Griffin Industrial Realty, Inc.                        4,473      140,586
           HFF, Inc. Class A                                     15,551      461,554
*          Howard Hughes Corp. (The)                             26,779    2,854,909
#*         InterGroup Corp. (The)                                   235        6,897
           Jones Lang LaSalle, Inc.                              11,339    1,168,257
           Kennedy-Wilson Holdings, Inc.                          6,565      134,254
#*         Marcus & Millichap, Inc.                               6,445      166,088
*          Maui Land & Pineapple Co., Inc.                        4,186       30,767
           RE/MAX Holdings, Inc. Class A                         16,923      948,534
#          Realogy Holdings Corp.                                61,143    1,584,215
#*         St Joe Co. (The)                                      19,390      326,722
*          Stratus Properties, Inc.                               9,080      277,848
*          Tejon Ranch Co.                                       21,598      510,361
*          Trinity Place Holdings, Inc.                           6,344       51,196
                                                                        ------------
Total Real Estate                                                         15,755,187
                                                                        ------------
Telecommunication Services -- (2.4%)
*          Alaska Communications Systems Group, Inc.             33,997       56,775
           AT&T, Inc.                                         1,293,080   54,516,253

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES     VALUE+
                                                             ------- ------------
Telecommunication Services -- (Continued)
          ATN International, Inc.                             18,363 $  1,474,365
#*        Boingo Wireless, Inc.                               48,698      569,767
#         CenturyLink, Inc.                                  526,869   13,624,832
*         Cincinnati Bell, Inc.                               25,571      586,854
#         Cogent Communications Holdings, Inc.                22,981      960,606
#         Consolidated Communications Holdings, Inc.          60,152    1,582,599
*         FairPoint Communications, Inc.                       9,193      170,071
#         Frontier Communications Corp.                      618,700    2,159,263
*         General Communication, Inc. Class A                 74,901    1,507,008
*         Hawaiian Telcom Holdco, Inc.                         3,159       78,438
          IDT Corp. Class B                                   41,312      793,190
          Inteliquent, Inc.                                   70,723    1,619,557
#*        Iridium Communications, Inc.                        78,908      796,971
(degrees) Leap Wireless International, Inc.                   39,583      130,624
*         Level 3 Communications, Inc.                        39,531    2,350,513
*         Lumos Networks Corp.                                31,476      486,934
*         ORBCOMM, Inc.                                       96,120      785,300
*         SBA Communications Corp.                             3,000      315,780
#         Shenandoah Telecommunications Co.                  115,453    3,146,094
          Spok Holdings, Inc.                                 38,274      786,531
#*        Sprint Corp.                                       392,056    3,618,677
#*        Straight Path Communications, Inc. Class B           2,762       96,780
*         T-Mobile US, Inc.                                   55,466    3,453,868
          Telephone & Data Systems, Inc.                     133,710    4,098,212
*         United States Cellular Corp.                        30,473    1,358,791
          Verizon Communications, Inc.                       259,639   12,724,907
#*        Vonage Holdings Corp.                              263,850    1,870,697
#         Windstream Holdings, Inc.                           56,612      457,425
                                                                     ------------
Total Telecommunication Services                                      116,177,682
                                                                     ------------
Utilities -- (1.0%)
          AES Corp.                                           68,477      783,377
          ALLETE, Inc.                                         8,815      576,060
          Alliant Energy Corp.                                   106        3,991
          American States Water Co.                           13,909      608,936
          Aqua America, Inc.                                  21,570      655,944
          Artesian Resources Corp. Class A                     5,487      170,262
          Atmos Energy Corp.                                  12,334      939,604
#         Avangrid, Inc.                                      18,064      700,883
          Avista Corp.                                        13,772      532,150
#         Black Hills Corp.                                    8,995      562,637
          California Water Service Group                      17,790      613,755
*         Calpine Corp.                                      287,292    3,390,046
          Chesapeake Utilities Corp.                           8,518      557,077
          CMS Energy Corp.                                    17,300      736,980
#         Connecticut Water Service, Inc.                      7,188      388,439
          Consolidated Water Co., Ltd.                        17,333      178,530
          Delta Natural Gas Co., Inc.                          1,858       48,903
#*        Dynegy, Inc.                                       167,948    1,603,903
          El Paso Electric Co.                                15,115      693,778
#         Eversource Energy                                   15,733      870,350
          Gas Natural, Inc.                                    5,716       72,307
#         Genie Energy, Ltd. Class B                          22,104      127,540

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                               SHARES      VALUE+
                                                               ------- --------------
Utilities -- (Continued)
            Great Plains Energy, Inc.                           24,561 $      676,656
            Hawaiian Electric Industries, Inc.                  23,207        776,970
#           IDACORP, Inc.                                        9,260        740,985
#           MDU Resources Group, Inc.                           16,725        490,879
            MGE Energy, Inc.                                    13,129        835,661
            Middlesex Water Co.                                 10,118        382,562
#           National Fuel Gas Co.                                8,073        453,299
            New Jersey Resources Corp.                          18,806        708,986
            NiSource, Inc.                                      34,403        769,595
            Northwest Natural Gas Co.                           10,029        590,708
#           NorthWestern Corp.                                  11,879        678,410
            NRG Energy, Inc.                                   302,464      5,002,755
            NRG Yield, Inc. Class A                              4,276         69,485
#           NRG Yield, Inc. Class C                              7,776        131,803
            OGE Energy Corp.                                    16,299        546,668
#           ONE Gas, Inc.                                       11,667        753,921
#           Ormat Technologies, Inc.                            49,428      2,654,284
            Otter Tail Corp.                                    13,885        525,547
#           Pattern Energy Group, Inc.                          28,695        566,439
            Pinnacle West Capital Corp.                          7,400        574,462
#           PNM Resources, Inc.                                 16,447        565,777
            Portland General Electric Co.                       16,898        736,922
            RGC Resources, Inc.                                    400         10,992
            SJW Corp.                                           12,353        618,885
            South Jersey Industries, Inc.                       23,391        771,903
            Southwest Gas Holdings, Inc.                        11,066        891,588
#           Spark Energy, Inc. Class A                           1,262         32,623
#           Spire, Inc.                                          9,628        625,820
            UGI Corp.                                          130,095      6,032,505
            Unitil Corp.                                         9,001        411,976
#           Vectren Corp.                                       12,520        687,223
            WEC Energy Group, Inc.                               7,951        469,507
            Westar Energy, Inc.                                 13,846        757,238
            WGL Holdings, Inc.                                  11,496        941,982
            York Water Co. (The)                                 7,798        279,168
                                                                       --------------
Total Utilities                                                            46,579,636
                                                                       --------------
TOTAL COMMON STOCKS                                                     4,261,525,680
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Capital Bank Corp. Contingent Value Rights           2,758             --
(degrees)*  Dyax Corp. Contingent Value Rights                   6,160          6,837
(degrees)#* Safeway Casa Ley Contingent Value Rights            51,128         51,890

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES       VALUE+
                                                               ---------- --------------
(degrees)#* Safeway PDC, LLC Contingent Value Rights               51,128 $        2,495
                                                                          --------------
TOTAL RIGHTS/WARRANTS                                                             61,222
                                                                          --------------

                                                                  FACE
                                                                 AMOUNT
                                                                 (000)
                                                               ----------
BONDS -- (0.0%)
Financials -- (0.0%)
            Capital Properties, Inc., 5.000%                          249            249
                                                                          --------------
TOTAL INVESTMENT SECURITIES                                                4,261,587,151
                                                                          --------------

                                                                 SHARES
                                                               ----------
TEMPORARY CASH INVESTMENTS -- (0.9%)
            State Street Institutional U.S. Government Money
              Market Fund, 0.420%                              42,761,816     42,761,816
                                                                          --------------
SECURITIES LENDING COLLATERAL -- (10.2%)
(S)@        DFA Short Term Investment Fund                     42,114,768    487,352,093
                                                                          --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,402,171,277)^^                     $4,791,701,060
                                                                          ==============

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------
                                                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary                                    $  599,239,556 $     12,032   --    $  599,251,588
   Consumer Staples                                             187,401,445           --   --       187,401,445
   Energy                                                       334,658,632           --   --       334,658,632
   Financials                                                 1,057,337,771           --   --     1,057,337,771
   Health Care                                                  330,412,029           --   --       330,412,029
   Industrials                                                  701,463,991           --   --       701,463,991
   Information Technology                                       632,868,335           --   --       632,868,335
   Materials                                                    239,619,384           --   --       239,619,384
   Real Estate                                                   15,755,187           --   --        15,755,187
   Telecommunication Services                                   116,047,058      130,624   --       116,177,682
   Utilities                                                     46,579,636           --   --        46,579,636
Rights/Warrants                                                          --       61,222   --            61,222
Bonds
   Financials                                                            --          249   --               249
Temporary Cash Investments                                       42,761,816           --   --        42,761,816
Securities Lending Collateral                                            --  487,352,093   --       487,352,093
Futures Contracts**                                                 407,644           --   --           407,644
                                                             -------------- ------------   --    --------------
TOTAL                                                        $4,304,552,484 $487,556,220   --    $4,792,108,704
                                                             ============== ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                           U.S. SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                         SHARES     VALUE+
                                                                        --------- -----------
COMMON STOCKS -- (82.0%)
Consumer Discretionary -- (12.6%)
*          1-800-Flowers.com, Inc. Class A                                391,965 $ 3,527,685
           A.H. Belo Corp. Class A                                        133,005     844,582
           Aaron's, Inc.                                                  693,281  21,450,114
#          Abercrombie & Fitch Co. Class A                                574,893   6,674,508
#          AMC Entertainment Holdings, Inc. Class A                       273,390   9,226,912
           AMCON Distributing Co.                                           2,384     245,552
#*         America's Car-Mart, Inc.                                        90,789   3,808,599
#*         American Axle & Manufacturing Holdings, Inc.                   889,550  18,146,820
#          American Eagle Outfitters, Inc.                              1,651,682  24,956,915
#*         American Outdoor Brands Corp.                                  557,202  11,868,403
#*         American Public Education, Inc.                                143,913   3,497,086
*          Apollo Education Group, Inc.                                   654,093   6,534,389
#*         Arctic Cat, Inc.                                               102,899   1,934,501
           Ark Restaurants Corp.                                           17,486     394,659
#*         Asbury Automotive Group, Inc.                                  226,769  14,876,046
#*         Ascena Retail Group, Inc.                                    1,532,956   7,373,518
*          Ascent Capital Group, Inc. Class A                              78,616   1,217,762
#*         AV Homes, Inc.                                                  62,277   1,099,189
*          Ballantyne Strong, Inc.                                         95,857     694,963
*          Barnes & Noble Education, Inc.                                 370,772   3,726,259
#          Barnes & Noble, Inc.                                           556,746   5,678,809
           Bassett Furniture Industries, Inc.                             146,087   4,119,653
           Beasley Broadcast Group, Inc. Class A                           68,353     512,648
#*         Beazer Homes USA, Inc.                                          57,972     826,681
#*         bebe stores, Inc.                                                1,776       8,773
*          Belmond, Ltd. Class A                                          746,247  10,335,521
           BFC Financial Corp. Class A                                     89,375     455,813
(degrees)* Big 4 Ranch, Inc.                                                3,200          --
#          Big 5 Sporting Goods Corp.                                     183,946   2,832,768
#          Big Lots, Inc.                                                 508,152  25,407,600
*          Biglari Holdings, Inc.                                             128      56,730
#*         BJ's Restaurants, Inc.                                         227,067   8,072,232
#*         Black Diamond, Inc.                                             30,200     169,120
#          Bloomin' Brands, Inc.                                        1,163,597  19,909,145
           Blue Nile, Inc.                                                121,246   4,935,925
#          Bob Evans Farms, Inc.                                          194,498  10,975,522
*          Bojangles', Inc.                                                 6,167     122,107
#*         Bon-Ton Stores, Inc. (The)                                     121,759     143,676
#*         Boot Barn Holdings, Inc.                                         7,151      77,588
           Bowl America, Inc. Class A                                      10,705     156,025
#*         Bravo Brio Restaurant Group, Inc.                              127,278     521,840
*          Bridgepoint Education, Inc.                                    327,727   3,487,015
*          Bright Horizons Family Solutions, Inc.                          69,054   4,893,166
#          Brinker International, Inc.                                    608,781  27,090,754
#          Buckle, Inc. (The)                                             251,198   5,312,838
#*         Buffalo Wild Wings, Inc.                                       184,163  27,808,613
#*         Build-A-Bear Workshop, Inc.                                    162,367   1,948,404
*          Cabela's, Inc.                                                  38,801   2,168,588
*          CafePress, Inc.                                                  9,151      31,479
#          CalAtlantic Group, Inc.                                        137,003   4,777,295
           Caleres, Inc.                                                  453,994  13,960,315

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Consumer Discretionary -- (Continued)
    Callaway Golf Co.                                            1,182,489 $13,397,600
#*  Cambium Learning Group, Inc.                                   357,902   1,803,826
    Canterbury Park Holding Corp.                                   11,693     117,515
    Capella Education Co.                                          113,201   9,678,685
*   Career Education Corp.                                         720,221   7,036,559
#   Carriage Services, Inc.                                        196,119   5,089,288
*   Carrols Restaurant Group, Inc.                                 415,170   5,957,689
#   Cato Corp. (The) Class A                                       240,744   6,112,490
#*  Cavco Industries, Inc.                                         100,660   9,889,845
#*  Central European Media Enterprises, Ltd. Class A                66,131     171,941
*   Century Casinos, Inc.                                           20,195     142,375
*   Century Communities, Inc.                                        8,830     200,883
*   Charles & Colvard, Ltd.                                         41,380      38,897
#   Cheesecake Factory, Inc. (The)                                 476,573  28,718,289
#*  Cherokee, Inc.                                                  68,239     641,447
#   Chico's FAS, Inc.                                            1,515,171  20,439,657
#   Children's Place, Inc. (The)                                   264,106  25,618,282
#   Choice Hotels International, Inc.                              465,468  25,833,474
#*  Christopher & Banks Corp.                                      215,612     288,920
#   Churchill Downs, Inc.                                           33,036   4,735,711
#*  Chuy's Holdings, Inc.                                          175,074   5,147,176
    Citi Trends, Inc.                                              146,202   2,346,542
#   Clear Channel Outdoor Holdings, Inc. Class A                   109,624     542,639
    ClubCorp Holdings, Inc.                                        425,122   7,014,513
    Collectors Universe, Inc.                                       76,278   1,576,666
#   Columbia Sportswear Co.                                         73,976   4,022,075
#*  Conn's, Inc.                                                   239,552   2,527,274
#   Cooper Tire & Rubber Co.                                       576,760  20,907,550
*   Cooper-Standard Holdings, Inc.                                 168,841  17,775,580
#   Core-Mark Holding Co., Inc.                                    447,109  15,617,517
#   Cracker Barrel Old Country Store, Inc.                         123,739  19,558,186
#*  Crocs, Inc.                                                    739,707   5,399,861
    CSS Industries, Inc.                                            27,255     671,018
    CST Brands, Inc.                                               241,987  11,658,934
    Culp, Inc.                                                     138,851   4,471,002
*   Cumulus Media, Inc. Class A                                    124,854     124,604
#*  Daily Journal Corp.                                                200      43,280
#   Dana, Inc.                                                   1,129,555  22,749,238
#*  Dave & Buster's Entertainment, Inc.                            397,301  21,637,012
#*  Deckers Outdoor Corp.                                          410,638  23,652,749
*   Del Frisco's Restaurant Group, Inc.                            170,062   2,976,085
#*  Del Taco Restaurants, Inc.                                      15,562     212,266
#*  Delta Apparel, Inc.                                             15,317     287,041
*   Denny's Corp.                                                  770,182   9,373,115
    Destination Maternity Corp.                                     56,193     318,052
#*  Destination XL Group, Inc.                                     422,444   1,499,676
#   DeVry Education Group, Inc.                                    597,204  20,006,334
#   Dillard's, Inc. Class A                                         24,154   1,363,252
#   DineEquity, Inc.                                               172,362  11,820,586
*   Dixie Group, Inc. (The)                                        110,009     385,032
#*  Dorman Products, Inc.                                          310,233  21,412,282
    Dover Motorsports, Inc.                                         56,312     126,702
#   DSW, Inc. Class A                                              772,878  16,354,098

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
#   Educational Development Corp.                                 20,890 $   155,631
*   El Pollo Loco Holdings, Inc.                                  14,767     183,849
#*  Eldorado Resorts, Inc.                                        37,615     583,033
*   Emerson Radio Corp.                                          112,976     126,533
*   Emmis Communications Corp. Class A                            22,271      69,263
    Entercom Communications Corp. Class A                        145,956   2,072,575
    Entravision Communications Corp. Class A                     671,335   3,625,209
#   Escalade, Inc.                                                43,648     576,154
#   Ethan Allen Interiors, Inc.                                  290,757   8,461,029
#*  Etsy, Inc.                                                    57,814     729,035
*   EVINE Live, Inc.                                             168,560     256,211
#*  EW Scripps Co. (The) Class A                                 686,450  13,372,046
*   Express, Inc.                                                815,803   8,671,986
    Extended Stay America, Inc.                                   18,488     299,690
*   Famous Dave's of America, Inc.                                40,546     218,948
#*  Fiesta Restaurant Group, Inc.                                274,416   7,217,141
#   Finish Line, Inc. (The) Class A                              392,042   6,743,122
#*  Five Below, Inc.                                             538,215  21,447,868
    Flanigan's Enterprises, Inc.                                   5,380     130,465
    Flexsteel Industries, Inc.                                    40,503   2,059,983
#*  Fossil Group, Inc.                                             2,097      53,620
#*  Fox Factory Holding Corp.                                    344,324   8,917,992
#*  Francesca's Holdings Corp.                                   494,424   8,622,755
#   Fred's, Inc. Class A                                         287,226   4,184,883
#*  FTD Cos., Inc.                                               226,186   5,197,754
#*  Full House Resorts, Inc.                                       1,337       3,048
#*  G-III Apparel Group, Ltd.                                    417,633  10,967,043
#*  Gaia, Inc.                                                     3,712      32,294
#   GameStop Corp. Class A                                       294,502   7,212,354
    Gaming Partners International Corp.                            8,434      99,943
    Gannett Co., Inc.                                            625,593   6,018,205
#*  Genesco, Inc.                                                189,274  11,394,295
#*  Gentherm, Inc.                                               349,883  12,385,858
#*  Global Eagle Entertainment, Inc.                              53,822     331,544
#   GNC Holdings, Inc. Class A                                    87,367     774,945
*   Good Times Restaurants, Inc.                                   1,862       6,145
#   Graham Holdings Co. Class B                                    2,119   1,100,926
*   Grand Canyon Education, Inc.                                 482,345  28,448,708
#*  Gray Television, Inc.                                        512,490   6,073,006
*   Gray Television, Inc. Class A                                 25,939     290,517
*   Green Brick Partners, Inc.                                    36,223     347,741
#   Group 1 Automotive, Inc.                                     195,046  15,757,766
#   Guess?, Inc.                                                 742,050   9,475,978
*   Habit Restaurants, Inc. (The) Class A                          5,125      74,313
    Harte-Hanks, Inc.                                            454,134     708,449
    Haverty Furniture Cos., Inc.                                 166,569   3,631,204
    Haverty Furniture Cos., Inc. Class A                           3,785      81,756
*   Helen of Troy, Ltd.                                          279,262  26,055,145
#*  hhgregg, Inc.                                                121,690      65,664
#*  Hibbett Sports, Inc.                                         182,920   6,036,360
    Hooker Furniture Corp.                                        98,974   3,285,937
#*  Horizon Global Corp.                                         303,467   5,938,849
*   Houghton Mifflin Harcourt Co.                                805,849   9,106,094

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                         SHARES     VALUE+
                                                                        --------- -----------
Consumer Discretionary -- (Continued)
#*         Hovnanian Enterprises, Inc. Class A                            362,836 $   859,921
           HSN, Inc.                                                      463,423  16,335,661
#*         Iconix Brand Group, Inc.                                       358,215   3,686,032
           ILG, Inc.                                                      881,842  16,710,906
           Insignia Systems, Inc.                                          15,351      23,641
#*         Installed Building Products, Inc.                              196,898   8,053,128
           International Speedway Corp. Class A                           121,332   4,446,818
*          Intrawest Resorts Holdings, Inc.                                79,417   1,636,784
#*         iRobot Corp.                                                   235,540  14,264,302
*          Isle of Capri Casinos, Inc.                                     60,836   1,448,505
*          J Alexander's Holdings, Inc.                                     5,069      50,690
#          Jack in the Box, Inc.                                          352,091  37,997,661
*          Jaclyn, Inc.                                                     2,235      17,355
#*         JAKKS Pacific, Inc.                                             62,792     320,239
#*         Jamba, Inc.                                                    140,390   1,277,549
#*         JC Penney Co., Inc.                                          1,410,836   9,382,059
           John Wiley & Sons, Inc. Class A                                392,553  21,629,670
           Johnson Outdoors, Inc. Class A                                  26,949     929,202
*          K12, Inc.                                                      200,403   3,994,032
#*         Kate Spade & Co.                                             1,191,342  22,051,740
#          KB Home                                                        624,639  10,231,587
#*         Kirkland's, Inc.                                               162,088   2,249,781
#*         Kona Grill, Inc.                                                87,746     802,876
*          Koss Corp.                                                      25,262      54,819
*          La Quinta Holdings, Inc.                                       339,402   4,795,750
           La-Z-Boy, Inc.                                                 513,992  14,700,171
*          Lakeland Industries, Inc.                                       28,880     313,348
(degrees)* Lazare Kaplan International, Inc.                                9,600       1,350
#          LCI Industries                                                 237,406  26,055,308
#*         LGI Homes, Inc.                                                  7,986     248,045
           Libbey, Inc.                                                   300,065   5,134,112
           Liberty Tax, Inc.                                               28,490     381,766
#*         Liberty TripAdvisor Holdings, Inc. Class A                     331,161   5,944,340
           Lifetime Brands, Inc.                                           98,745   1,476,238
#*         Lindblad Expeditions Holdings, Inc.                             20,365     183,081
#          Lithia Motors, Inc. Class A                                    250,600  25,841,872
#*         Luby's, Inc.                                                   239,647     879,504
#*         M/I Homes, Inc.                                                186,382   4,685,643
*          Malibu Boats, Inc. Class A                                      95,513   1,772,721
           Marcus Corp. (The)                                              85,351   2,530,657
           Marine Products Corp.                                           81,726     932,494
#*         MarineMax, Inc.                                                246,743   5,292,637
#          Marriott Vacations Worldwide Corp.                             289,541  25,039,506
#*         McClatchy Co. (The) Class A                                     26,539     306,260
           MDC Holdings, Inc.                                             385,951  10,436,115
(degrees)  Media General, Inc.                                            298,450      92,490
#          Meredith Corp.                                                 458,682  28,117,207
*          Meritage Homes Corp.                                           317,248  11,658,864
*          Modine Manufacturing Co.                                       345,883   4,704,009
*          Monarch Casino & Resort, Inc.                                   25,809     613,222
#          Monro Muffler Brake, Inc.                                      308,540  18,481,546
#*         Motorcar Parts of America, Inc.                                184,529   4,840,196
           Movado Group, Inc.                                             120,336   3,267,122

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Consumer Discretionary -- (Continued)
*   MSG Networks, Inc. Class A                                     568,212 $13,182,518
#*  Murphy USA, Inc.                                               413,646  26,349,250
#   NACCO Industries, Inc. Class A                                  46,605   3,437,119
*   Nathan's Famous, Inc.                                           42,335   2,645,937
    National CineMedia, Inc.                                       612,080   8,973,093
#*  Nautilus, Inc.                                                 437,973   7,598,832
*   New Home Co., Inc. (The)                                         1,064      11,108
    New Media Investment Group, Inc.                                22,519     343,190
*   New York & Co., Inc.                                           453,094     983,214
#   New York Times Co. (The) Class A                             1,564,445  21,120,007
    Nexstar Media Group, Inc.                                      325,330  21,276,582
*   Noodles & Co.                                                    1,333       5,865
    Nutrisystem, Inc.                                              288,645   9,539,717
    Office Depot, Inc.                                           3,904,605  17,375,492
#*  Ollie's Bargain Outlet Holdings, Inc.                          119,938   3,664,106
#*  Overstock.com, Inc.                                            117,307   1,947,296
#   Oxford Industries, Inc.                                        181,384   9,979,748
    P&F Industries, Inc. Class A                                    10,000      87,300
#   Papa John's International, Inc.                                388,104  33,074,223
#*  Papa Murphy's Holdings, Inc.                                     4,442      20,078
#*  Party City Holdco, Inc.                                         58,342     843,042
#*  Pegasus Cos., Inc. (The)                                           170      41,905
*   Penn National Gaming, Inc.                                     181,941   2,507,147
#   Penske Automotive Group, Inc.                                  164,994   8,969,074
*   Perfumania Holdings, Inc.                                       15,984      31,169
*   Perry Ellis International, Inc.                                 77,998   1,839,973
    PetMed Express, Inc.                                           187,771   3,978,867
#   Pier 1 Imports, Inc.                                           806,835   5,865,690
#*  Pinnacle Entertainment, Inc.                                   103,853   1,599,336
#   Planet Fitness, Inc. Class A                                    30,454     640,752
#   Pool Corp.                                                      72,312   7,633,255
*   Popeyes Louisiana Kitchen, Inc.                                221,279  13,982,620
#*  Potbelly Corp.                                                 136,852   1,779,076
#*  Radio One, Inc. Class D                                        910,737   2,732,211
#*  Rave Restaurant Group, Inc.                                      8,932      24,474
    RCI Hospitality Holdings, Inc.                                  88,481   1,552,842
*   Reading International, Inc. Class A                            124,420   2,034,267
*   Reading International, Inc. Class B                              2,710      50,542
*   Red Lion Hotels Corp.                                          112,533     900,264
#*  Red Robin Gourmet Burgers, Inc.                                134,083   6,375,647
#   Regal Entertainment Group Class A                              851,615  19,297,596
*   Regis Corp.                                                    334,639   4,658,175
#   Rent-A-Center, Inc.                                            421,377   3,775,538
#*  RH                                                              72,517   1,959,409
    Rocky Brands, Inc.                                              87,813   1,110,834
*   Ruby Tuesday, Inc.                                             420,374     823,933
    Ruth's Hospitality Group, Inc.                                 406,458   6,970,755
    Saga Communications, Inc. Class A                               18,348     922,904
#   Salem Media Group, Inc.                                        141,643     864,022
    Scholastic Corp.                                               124,379   5,694,071
#*  Scientific Games Corp. Class A                                  25,070     426,190
*   Sears Hometown and Outlet Stores, Inc.                           5,075      18,524
    SeaWorld Entertainment, Inc.                                   876,503  15,873,469

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Consumer Discretionary -- (Continued)
#*  Select Comfort Corp.                                           471,600 $ 9,516,888
#*  Sequential Brands Group, Inc.                                   12,224      56,597
#*  Shake Shack, Inc. Class A                                       41,560   1,467,484
*   Shiloh Industries, Inc.                                        205,331   2,461,919
#   Shoe Carnival, Inc.                                            144,404   3,692,410
#*  Shutterfly, Inc.                                               379,637  19,486,767
#   Sinclair Broadcast Group, Inc. Class A                         651,637  21,992,749
#*  Skyline Corp.                                                   69,339     725,979
#   Sonic Automotive, Inc. Class A                                 305,086   7,139,012
#   Sonic Corp.                                                    485,123  12,079,563
#*  Sotheby's                                                      607,156  24,110,165
*   Spanish Broadcasting System, Inc. Class A                       43,707      47,204
    Spartan Motors, Inc.                                           307,417   2,428,594
    Speedway Motorsports, Inc.                                     206,595   4,439,727
#*  Sportsman's Warehouse Holdings, Inc.                           199,194   1,482,003
#   Stage Stores, Inc.                                             206,142     577,198
    Standard Motor Products, Inc.                                  248,658  12,400,574
    Stanley Furniture Co., Inc.                                     35,155      33,046
#   Stein Mart, Inc.                                               403,136   1,475,478
*   Steven Madden, Ltd.                                            622,932  21,927,206
*   Stoneridge, Inc.                                               402,390   6,603,220
    Strattec Security Corp.                                         23,755     731,654
#*  Strayer Education, Inc.                                        116,509   9,437,229
#   Sturm Ruger & Co., Inc.                                        178,046   9,391,926
#   Superior Industries International, Inc.                        153,932   3,548,133
    Superior Uniform Group, Inc.                                    78,048   1,328,377
*   Sypris Solutions, Inc.                                         166,659     151,660
#   Tailored Brands, Inc.                                           90,100   1,914,625
*   Tandy Leather Factory, Inc.                                     82,829     641,925
*   Taylor Morrison Home Corp. Class A                             310,369   6,021,159
#*  Tempur Sealy International, Inc.                                 7,139     306,977
#*  Tenneco, Inc.                                                  542,557  36,595,470
#   Texas Roadhouse, Inc.                                          688,499  32,111,593
#   Thor Industries, Inc.                                          385,580  39,907,530
#*  Tile Shop Holdings, Inc.                                        33,114     632,477
#*  Tilly's, Inc. Class A                                          141,395   1,894,693
    Time, Inc.                                                     787,351  15,156,507
*   TopBuild Corp.                                                  99,308   3,685,320
    Tower International, Inc.                                      226,688   5,939,226
*   Town Sports International Holdings, Inc.                       114,863     338,846
*   Townsquare Media, Inc. Class A                                     810       8,651
*   Trans World Entertainment Corp.                                445,879   1,226,167
#*  TRI Pointe Group, Inc.                                       1,539,498  18,889,640
#   tronc, Inc.                                                     48,066     637,355
#*  Tuesday Morning Corp.                                          236,885   1,018,606
#   Tupperware Brands Corp.                                        431,911  26,070,148
*   UCP, Inc. Class A                                               45,523     516,686
*   Unifi, Inc.                                                    120,562   3,241,912
#*  Universal Electronics, Inc.                                    143,699   8,550,090
    Universal Technical Institute, Inc.                            116,168     372,899
#*  Urban Outfitters, Inc.                                          47,975   1,273,256
#*  US Auto Parts Network, Inc.                                    149,969     508,395
#*  Vera Bradley, Inc.                                             291,936   3,345,587

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  SHARES       VALUE+
                                                                 --------- --------------
Consumer Discretionary -- (Continued)
#*  Vince Holding Corp.                                             71,311 $      217,499
#*  Vista Outdoor, Inc.                                            406,785     11,719,476
*   Visteon Corp.                                                  340,599     30,507,452
#*  Vitamin Shoppe, Inc.                                           243,736      5,276,884
*   VOXX International Corp.                                       182,610        766,962
*   WCI Communities, Inc.                                           34,351        803,813
#   Wendy's Co. (The)                                            2,743,838     37,124,128
*   West Marine, Inc.                                              185,087      1,715,756
#   Weyco Group, Inc.                                               49,920      1,406,746
#*  William Lyon Homes Class A                                     146,717      2,589,555
#   Wingstop, Inc.                                                   8,918        253,895
#   Winmark Corp.                                                   32,159      3,561,609
#   Winnebago Industries, Inc.                                     319,403     10,029,254
#   Wolverine World Wide, Inc.                                   1,118,883     26,282,562
#   World Wrestling Entertainment, Inc. Class A                     15,176        297,146
#*  ZAGG, Inc.                                                     268,261      1,797,349
#*  Zumiez, Inc.                                                   311,981      6,255,219
                                                                           --------------
Total Consumer Discretionary                                                2,262,783,864
                                                                           --------------
Consumer Staples -- (3.4%)
#   Alico, Inc.                                                     34,016        916,731
#*  Alliance One International, Inc.                                54,847        913,203
    Andersons, Inc. (The)                                          216,775      8,183,256
#*  Avon Products, Inc.                                          3,481,472     20,436,241
#   B&G Foods, Inc.                                                604,822     26,823,856
#*  Boston Beer Co., Inc. (The) Class A                             88,114     13,543,122
*   Bridgford Foods Corp.                                           17,169        204,054
#   Cal-Maine Foods, Inc.                                          408,911     17,051,589
#   Calavo Growers, Inc.                                           172,696      9,550,089
*   CCA Industries, Inc.                                            16,064         41,766
*   Central Garden & Pet Co.                                        92,617      3,042,468
*   Central Garden & Pet Co. Class A                               318,655      9,808,201
#*  Chefs' Warehouse, Inc. (The)                                   194,556      3,249,085
#   Coca-Cola Bottling Co. Consolidated                             68,315     11,534,305
*   Coffee Holding Co., Inc.                                        11,600         52,780
#*  Craft Brew Alliance, Inc.                                      278,276      4,229,795
*   Darling Ingredients, Inc.                                    1,215,161     14,581,932
#   Dean Foods Co.                                               1,069,789     21,246,010
#   Energizer Holdings, Inc.                                       544,174     27,464,462
#*  Farmer Brothers Co.                                            168,989      5,880,817
#   Fresh Del Monte Produce, Inc.                                  400,515     22,929,484
*   HRG Group, Inc.                                                899,159     15,132,846
#   Ingles Markets, Inc. Class A                                   127,807      5,783,267
    Inter Parfums, Inc.                                            288,609      9,841,567
#*  Inventure Foods, Inc.                                           79,478        476,073
    J&J Snack Foods Corp.                                          179,447     22,892,054
#   John B. Sanfilippo & Son, Inc.                                  66,289      4,361,153
    Lancaster Colony Corp.                                         187,141     24,524,828
#*  Landec Corp.                                                   237,611      2,993,899
#*  Lifevantage Corp.                                               20,609        148,797
#*  Lifeway Foods, Inc.                                             58,441        629,410
    Limoneira Co.                                                   22,883        389,011
#   Mannatech, Inc.                                                  6,854        136,052

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
Consumer Staples -- (Continued)
#   Medifast, Inc.                                                 173,396 $  7,312,109
#   MGP Ingredients, Inc.                                          185,491    7,862,963
#   National Beverage Corp.                                        312,083   15,663,446
#*  Natural Alternatives International, Inc.                        43,345      494,133
#*  Natural Grocers by Vitamin Cottage, Inc.                        74,337      939,620
    Natural Health Trends Corp.                                      7,491      187,874
    Nature's Sunshine Products, Inc.                                45,823      584,243
#   Nu Skin Enterprises, Inc. Class A                              365,399   18,956,900
    Nutraceutical International Corp.                               52,701    1,765,483
    Oil-Dri Corp. of America                                        29,819    1,003,409
*   Omega Protein Corp.                                            148,979    3,717,026
#   Orchids Paper Products Co.                                      79,430    2,169,233
#*  Post Holdings, Inc.                                            237,189   19,847,975
#   PriceSmart, Inc.                                               281,954   23,881,504
#*  Primo Water Corp.                                              229,360    2,963,331
#*  Revlon, Inc. Class A                                           333,301   11,148,918
    Rocky Mountain Chocolate Factory, Inc.                          29,081      318,728
#   Sanderson Farms, Inc.                                          224,813   20,457,983
*   Seaboard Corp.                                                   1,698    6,537,300
#*  Seneca Foods Corp. Class A                                      45,449    1,629,347
*   Seneca Foods Corp. Class B                                       2,794      107,709
#*  Smart & Final Stores, Inc.                                       4,153       59,596
#   Snyder's-Lance, Inc.                                           810,837   31,119,924
    SpartanNash Co.                                                287,126   10,870,590
#*  SUPERVALU, Inc.                                              2,156,548    8,453,668
*   Tofutti Brands, Inc.                                             8,340       15,012
#   Tootsie Roll Industries, Inc.                                  183,714    6,880,089
#*  United Natural Foods, Inc.                                     364,036   16,636,445
#   United-Guardian, Inc.                                           19,179      293,439
#   Universal Corp.                                                175,398   11,927,064
#*  USANA Health Sciences, Inc.                                    173,394   10,802,446
#   Vector Group, Ltd.                                           1,294,497   28,556,604
#   Village Super Market, Inc. Class A                              54,285    1,644,293
#   WD-40 Co.                                                      140,021   14,723,208
    Weis Markets, Inc.                                             132,593    7,881,328
                                                                           ------------
Total Consumer Staples                                                      606,405,143
                                                                           ------------
Energy -- (3.6%)
#*  Abraxas Petroleum Corp.                                         81,888      202,263
#   Adams Resources & Energy, Inc.                                  19,694      763,143
#   Alon USA Energy, Inc.                                          534,263    6,015,801
#*  Approach Resources, Inc.                                         6,605       21,466
    Archrock, Inc.                                                 496,128    7,243,469
#   Atwood Oceanics, Inc.                                          123,304    1,499,377
*   Barnwell Industries, Inc.                                       32,713       54,794
#*  Bill Barrett Corp.                                             311,199    2,038,354
#   Bristow Group, Inc.                                            270,193    4,771,608
#*  Callon Petroleum Co.                                           670,133   10,239,632
#*  CARBO Ceramics, Inc.                                           113,844    1,616,585
#*  Clayton Williams Energy, Inc.                                   80,123   11,653,890
#*  Clean Energy Fuels Corp.                                       440,505    1,140,908
#*  Cloud Peak Energy, Inc.                                        380,354    2,164,214
*   Contango Oil & Gas Co.                                         138,176    1,119,226

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Energy -- (Continued)
#   CVR Energy, Inc.                                                 3,747 $    83,221
#*  Dawson Geophysical Co.                                         115,806     917,184
    Delek US Holdings, Inc.                                        455,628  10,206,067
*   Denbury Resources, Inc.                                      1,019,601   3,415,663
#   DHT Holdings, Inc.                                             743,047   3,484,890
#*  Diamond Offshore Drilling, Inc.                                332,885   5,452,656
#*  Dorian LPG, Ltd.                                                13,891     157,107
#*  Dril-Quip, Inc.                                                402,185  25,015,907
*   Eclipse Resources Corp.                                         86,330     212,372
*   ENGlobal Corp.                                                  96,518     268,320
#   EnLink Midstream LLC                                           466,788   8,098,772
#   Ensco P.L.C. Class A                                            85,232     930,733
#*  EP Energy Corp. Class A                                         10,135      53,107
*   Era Group, Inc.                                                124,382   1,947,822
#   Evolution Petroleum Corp.                                       84,590     735,933
*   Exterran Corp.                                                 255,046   7,911,527
#*  Forum Energy Technologies, Inc.                                857,003  18,596,965
#   Frank's International NV                                        83,529     988,983
#   GasLog, Ltd.                                                   462,529   7,724,234
#*  Gastar Exploration, Inc.                                       339,277     576,771
#*  Geospace Technologies Corp.                                     77,413   1,806,819
#   Green Plains, Inc.                                             281,138   6,325,605
    Gulf Island Fabrication, Inc.                                   91,388   1,270,293
#*  Gulfmark Offshore, Inc. Class A                                173,565     295,061
*   Gulfport Energy Corp.                                          207,355   4,333,720
    Hallador Energy Co.                                              6,996      65,762
*   Helix Energy Solutions Group, Inc.                           1,449,782  12,294,151
#*  Hornbeck Offshore Services, Inc.                               239,036   1,733,011
*   International Seaways, Inc.                                      6,139     106,696
#*  ION Geophysical Corp.                                           66,679     386,738
#*  Jones Energy, Inc. Class A                                      17,860      79,477
#*  Kosmos Energy, Ltd.                                            930,136   6,083,089
#*  Laredo Petroleum, Inc.                                         158,398   2,146,293
*   Matrix Service Co.                                             279,899   6,269,738
#*  McDermott International, Inc.                                1,289,244  10,442,876
*   Mexco Energy Corp.                                                 252       1,323
*   Mitcham Industries, Inc.                                       103,000     500,065
#   Nabors Industries, Ltd.                                      1,830,805  29,750,581
*   Natural Gas Services Group, Inc.                                76,285   2,189,380
*   Newpark Resources, Inc.                                      1,083,784   8,182,569
#   Noble Corp. P.L.C.                                           1,130,177   7,628,695
#   Nordic American Offshore, Ltd.                                      27          74
#   Nordic American Tankers, Ltd.                                    3,153      27,242
#*  Northern Oil and Gas, Inc.                                     194,546     700,366
#*  Oasis Petroleum, Inc.                                        2,299,170  32,510,264
#   Oceaneering International, Inc.                                194,469   5,415,962
#*  Oil States International, Inc.                                 382,025  15,089,988
#   Overseas Shipholding Group, Inc. Class A                        18,421      90,447
*   Pacific Ethanol, Inc.                                           16,029     113,806
#   Panhandle Oil and Gas, Inc. Class A                            110,804   2,437,688
#*  Par Pacific Holdings, Inc.                                      67,257     977,244
*   Parker Drilling Co.                                            765,954   1,953,183
#   Patterson-UTI Energy, Inc.                                   1,348,815  37,820,773

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                          SHARES      VALUE+
                                                                         --------- ------------
Energy -- (Continued)
            PBF Energy, Inc. Class A                                     1,011,564 $ 23,458,169
#*          PDC Energy, Inc.                                               349,480   25,840,551
#*          PetroQuest Energy, Inc.                                         42,468      179,215
*           PHI, Inc. Non-Voting                                            61,722      978,294
*           PHI, Inc. Voting                                                 4,419       69,025
*           Pioneer Energy Services Corp.                                  758,741    4,780,068
#*          Renewable Energy Group, Inc.                                   463,227    4,030,075
#*          REX American Resources Corp.                                    52,182    4,332,672
*           Rice Energy, Inc.                                                6,061      120,190
#*          RigNet, Inc.                                                    92,323    1,823,379
#*          Ring Energy, Inc.                                               77,114    1,017,905
#*          Rowan Cos. P.L.C. Class A                                    1,058,896   18,975,416
#           RPC, Inc.                                                      269,334    5,796,068
*           RSP Permian, Inc.                                              542,836   23,103,100
#           Scorpio Tankers, Inc.                                        1,458,464    5,585,917
#*          SEACOR Holdings, Inc.                                          119,604    8,799,266
            SemGroup Corp. Class A                                         474,625   18,842,613
#           Ship Finance International, Ltd.                               497,991    7,469,865
#           SM Energy Co.                                                  910,437   27,777,433
#           Superior Energy Services, Inc.                               2,213,837   39,118,500
#*          Synergy Resources Corp.                                      2,442,346   21,028,599
(degrees)#* Syntroleum Corp.                                                12,079        4,469
#           Teekay Corp.                                                    67,420      677,571
#           Teekay Tankers, Ltd. Class A                                   360,791      883,938
#*          Tesco Corp.                                                    348,494    2,997,048
*           TETRA Technologies, Inc.                                     1,081,609    5,364,781
#           Tidewater, Inc.                                                102,203      224,847
#*          Unit Corp.                                                     569,916   14,817,816
#*          Uranium Resources, Inc.                                         52,367      112,065
#           US Silica Holdings, Inc.                                       370,455   21,908,709
#*          Vaalco Energy, Inc.                                            305,661      357,623
#           Western Refining, Inc.                                         181,849    6,366,534
*           Whiting Petroleum Corp.                                          1,600       17,744
#*          Willbros Group, Inc.                                           293,471      889,217
            World Fuel Services Corp.                                       65,456    2,911,483
*           WPX Energy, Inc.                                               499,058    6,951,878
                                                                                   ------------
Total Energy                                                                        653,963,986
                                                                                   ------------
Financials -- (17.8%)
            1st Constitution Bancorp                                         2,150       36,120
            1st Source Corp.                                               200,502    9,044,645
            A-Mark Precious Metals, Inc.                                    60,096    1,140,021
#           Access National Corp.                                           55,792    1,488,531
            Allied World Assurance Co. Holdings AG                         148,355    7,882,101
#*          Ambac Financial Group, Inc.                                    343,379    7,183,489
            American Equity Investment Life Holding Co.                    772,660   18,234,776
            American National Bankshares, Inc.                              28,946    1,027,583
#           American National Insurance Co.                                 47,667    5,557,496
*           American River Bankshares                                        7,888      118,320
            Ameris Bancorp                                                 414,728   18,704,233
#           AMERISAFE, Inc.                                                230,556   14,536,556
            AmeriServ Financial, Inc.                                      274,250    1,083,287
            Argo Group International Holdings, Ltd.                        161,424   10,323,065

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
#   Arrow Financial Corp.                                           72,548 $ 2,560,944
#   Artisan Partners Asset Management, Inc. Class A                367,004  10,624,766
    Aspen Insurance Holdings, Ltd.                                 571,024  32,205,754
#   Associated Banc-Corp                                         1,434,291  36,287,562
*   Asta Funding, Inc.                                              48,697     496,709
    Astoria Financial Corp.                                        827,017  15,638,891
    Atlantic American Corp.                                         20,640      77,400
*   Atlantic Coast Financial Corp.                                   7,829      56,565
*   Atlanticus Holdings Corp.                                       73,372     208,376
*   Atlas Financial Holdings, Inc.                                  38,267     650,539
    Auburn National Bancorporation, Inc.                             2,786      91,520
    Baldwin & Lyons, Inc. Class A                                    1,471      35,775
    Baldwin & Lyons, Inc. Class B                                   32,970     791,280
#   Banc of California, Inc.                                       416,404   6,579,183
#   BancFirst Corp.                                                 97,074   9,158,932
#*  Bancorp, Inc. (The)                                            306,766   1,837,528
#   BancorpSouth, Inc.                                           1,156,782  34,356,425
    Bank Mutual Corp.                                              270,015   2,578,643
    Bank of Commerce Holdings                                        8,400      83,580
#   Bank of Hawaii Corp.                                           416,146  35,751,103
#   Bank of Marin Bancorp                                            4,988     335,194
    BankFinancial Corp.                                            121,711   1,639,447
#   BankUnited, Inc.                                               107,773   4,116,929
#   Banner Corp.                                                   292,030  16,388,724
#   Bar Harbor Bankshares                                           25,730   1,114,881
    BCB Bancorp, Inc.                                               23,588     319,617
    Bear State Financial, Inc.                                      14,672     147,747
    Beneficial Bancorp, Inc.                                       653,199  11,659,602
    Berkshire Bancorp, Inc.                                         10,144     102,353
    Berkshire Hills Bancorp, Inc.                                  270,992   9,593,117
#   BGC Partners, Inc. Class A                                   2,604,466  28,831,439
    Blue Hills Bancorp, Inc.                                        16,339     310,441
    BNC Bancorp                                                    211,178   7,444,024
#*  BofI Holding, Inc.                                             508,652  15,005,234
    Boston Private Financial Holdings, Inc.                      1,005,538  16,591,377
#   Bridge Bancorp, Inc.                                            34,461   1,245,765
    Brookline Bancorp, Inc.                                        612,069   9,640,087
    Bryn Mawr Bank Corp.                                           158,834   6,361,302
#*  BSB Bancorp, Inc.                                                2,242      62,216
    C&F Financial Corp.                                              2,469     107,031
    Calamos Asset Management, Inc. Class A                         139,354   1,173,361
    California First National Bancorp                               14,701     237,421
    Camden National Corp.                                          118,848   4,929,815
#   Capital Bank Financial Corp. Class A                           252,670   9,955,198
    Capital City Bank Group, Inc.                                   56,750   1,174,157
    Capitol Federal Financial, Inc.                              1,716,759  26,523,927
    Cardinal Financial Corp.                                       302,414   9,483,703
    Carolina Financial Corp.                                         8,474     253,796
#*  Cascade Bancorp                                                187,500   1,494,375
    Cathay General Bancorp                                         990,791  36,104,424
    CenterState Banks, Inc.                                        476,015  11,610,006
    Central Pacific Financial Corp.                                276,220   8,653,973
    Central Valley Community Bancorp                                 2,600      52,598

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
    Century Bancorp, Inc. Class A                                    5,475 $   330,142
    Charter Financial Corp.                                         57,829     993,502
    Chemical Financial Corp.                                       587,551  29,042,646
#   Citizens & Northern Corp.                                       26,499     629,616
    Citizens Community Bancorp, Inc.                                 1,592      19,836
    Citizens First Corp.                                               400       7,800
    Citizens Holding Co.                                             2,717      69,283
#*  Citizens, Inc.                                                 201,927   1,869,844
#   City Holding Co.                                               139,324   9,068,599
#   Clifton Bancorp, Inc.                                          180,226   2,797,108
    CNB Financial Corp.                                             33,424     784,127
    CNO Financial Group, Inc.                                      862,479  16,309,478
#   CoBiz Financial, Inc.                                          411,039   7,201,403
    Codorus Valley Bancorp, Inc.                                     4,114     105,606
#   Cohen & Steers, Inc.                                           167,849   5,856,252
*   Colony Bankcorp, Inc.                                           10,672     147,807
#   Columbia Banking System, Inc.                                  630,646  25,074,485
#   Community Bank System, Inc.                                    497,488  29,033,400
    Community Trust Bancorp, Inc.                                  147,278   6,811,607
    Community West Bancshares                                        6,650      67,498
#   ConnectOne Bancorp, Inc.                                       148,941   3,678,843
*   Consumer Portfolio Services, Inc.                              208,195     995,172
#*  Cowen Group, Inc. Class A                                      112,767   1,691,505
    Crawford & Co. Class A                                         106,411     983,238
#   Crawford & Co. Class B                                          90,260   1,093,951
*   CU Bancorp                                                      33,729   1,222,676
#*  Customers Bancorp, Inc.                                        281,842   9,712,275
#   CVB Financial Corp.                                          1,301,468  29,335,089
#   Diamond Hill Investment Group, Inc.                             27,718   5,604,580
    Dime Community Bancshares, Inc.                                360,533   7,715,406
    Donegal Group, Inc. Class A                                     98,027   1,614,505
    Donegal Group, Inc. Class B                                      5,267      85,720
#*  Donnelley Financial Solutions, Inc.                            113,047   2,722,172
    Eagle Bancorp Montana, Inc.                                        225       4,703
*   Eagle Bancorp, Inc.                                            332,548  20,368,565
    Eastern Virginia Bankshares, Inc.                                  590       5,900
#*  eHealth, Inc.                                                  175,828   2,155,651
    EMC Insurance Group, Inc.                                       94,407   2,751,964
    Employers Holdings, Inc.                                       312,834  11,402,799
#*  Encore Capital Group, Inc.                                     215,738   6,677,091
    Endurance Specialty Holdings, Ltd.                             272,213  25,231,423
*   Enova International, Inc.                                      275,656   3,886,750
*   Enstar Group, Ltd.                                              66,124  12,804,913
#   Enterprise Bancorp, Inc.                                        10,901     366,383
#   Enterprise Financial Services Corp.                            195,838   8,156,653
    ESSA Bancorp, Inc.                                              46,788     740,654
*   Essent Group, Ltd.                                             227,947   7,880,128
    Evans Bancorp, Inc.                                              3,162     116,678
    EverBank Financial Corp.                                       515,837  10,022,713
#   Evercore Partners, Inc. Class A                                377,024  29,200,509
*   Ezcorp, Inc. Class A                                           333,001   3,296,710
#   Farmers Capital Bank Corp.                                      17,025     632,479
#   Farmers National Banc Corp.                                     15,968     201,197

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                         SHARES     VALUE+
                                                                        --------- -----------
Financials -- (Continued)
#          FBL Financial Group, Inc. Class A                              110,176 $ 7,690,285
*          FCB Financial Holdings, Inc. Class A                           270,166  12,684,294
           Federal Agricultural Mortgage Corp. Class A                      2,089     125,340
#          Federal Agricultural Mortgage Corp. Class C                     63,989   3,561,628
#          Federated Investors, Inc. Class B                              984,594  25,609,290
           Federated National Holding Co.                                 132,239   2,425,263
#          Fidelity & Guaranty Life                                         8,299     198,761
           Fidelity Southern Corp.                                        234,212   5,445,429
           Fifth Street Asset Management, Inc.                             27,110     207,391
#          Financial Engines, Inc.                                        205,872   7,936,366
           Financial Institutions, Inc.                                   102,292   3,370,521
*          First Acceptance Corp.                                          13,967      22,208
#          First American Financial Corp.                                 154,444   5,804,006
*          First BanCorp(318672706)                                       700,023   4,704,155
#          First Bancorp(318910106)                                       110,761   3,241,974
#          First Bancorp, Inc.                                             45,747   1,235,169
           First Bancshares, Inc. (The)                                       921      25,466
#          First Busey Corp.                                              385,799  11,284,621
           First Business Financial Services, Inc.                         19,943     483,219
           First Citizens BancShares, Inc. Class A                         12,363   4,534,007
           First Commonwealth Financial Corp.                             629,994   8,895,515
           First Community Bancshares, Inc.                               108,063   3,144,633
           First Connecticut Bancorp, Inc.                                 33,949     768,945
           First Defiance Financial Corp.                                  49,245   2,386,413
           First Financial Bancorp                                        654,612  18,034,561
#          First Financial Bankshares, Inc.                               410,834  17,522,070
           First Financial Corp.                                           50,310   2,432,488
           First Financial Northwest, Inc.                                 79,390   1,647,342
#*         First Foundation, Inc.                                          26,026     377,377
#          First Horizon National Corp.                                 1,332,150  26,643,000
#          First Interstate BancSystem, Inc. Class A                      244,233  10,050,188
           First Merchants Corp.                                          306,687  11,755,313
           First Midwest Bancorp, Inc.                                    785,819  19,079,685
#*         First NBC Bank Holding Co.                                     121,723     486,892
*          First Northwest Bancorp                                          2,474      36,640
           First of Long Island Corp. (The)                                60,284   1,633,696
(degrees)* First Place Financial Corp.                                    151,301          --
           First South Bancorp, Inc.                                       20,886     258,778
*          First United Corp.                                               9,289     132,833
           FirstCash, Inc.                                                481,145  20,544,891
*          Flagstar Bancorp, Inc.                                         300,824   7,752,234
           Flushing Financial Corp.                                       253,914   6,906,461
#          FNB Corp.                                                    2,144,167  32,033,855
#*         FNFV Group                                                       8,227     106,951
#*         Franklin Financial Network, Inc.                                 7,666     295,524
           Fulton Financial Corp.                                       1,883,795  34,285,069
           Gain Capital Holdings, Inc.                                    346,958   2,605,655
#          GAMCO Investors, Inc. Class A                                   28,335     827,382
*          Genworth Financial, Inc. Class A                               673,113   2,261,660
#          German American Bancorp, Inc.                                   70,422   3,379,552
#          Glacier Bancorp, Inc.                                          910,616  32,354,186
*          Global Indemnity, Ltd.                                          68,074   2,689,604
           Great Southern Bancorp, Inc.                                   106,455   5,328,073

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
#   Great Western Bancorp, Inc.                                    120,083 $ 5,133,548
#*  Green Bancorp, Inc.                                              2,796      47,951
*   Green Dot Corp. Class A                                        643,236  17,238,725
#   Greenhill & Co., Inc.                                          347,741  10,275,747
#*  Greenlight Capital Re, Ltd. Class A                            310,617   7,019,944
    Guaranty Bancorp                                               127,835   3,093,607
    Guaranty Federal Bancshares, Inc.                                2,800      57,120
*   Hallmark Financial Services, Inc.                              128,899   1,410,155
#   Hancock Holding Co.                                            781,269  35,821,184
#   Hanmi Financial Corp.                                          367,242  12,174,072
    Hanover Insurance Group, Inc. (The)                            214,224  17,981,963
    Hawthorn Bancshares, Inc.                                          816      15,790
#   HCI Group, Inc.                                                118,299   4,892,847
    Heartland Financial USA, Inc.                                  162,475   7,603,830
    Heritage Commerce Corp.                                        304,968   4,281,751
#   Heritage Financial Corp.                                       174,857   4,458,853
#   Heritage Insurance Holdings, Inc.                               76,105   1,079,169
    Heritage Oaks Bancorp                                           14,987     202,924
    Hilltop Holdings, Inc.                                       1,069,307  29,277,626
#   Hingham Institution for Savings                                  4,774     923,244
*   HMN Financial, Inc.                                             31,110     567,757
    Home Bancorp, Inc.                                                 921      32,760
#   Home BancShares, Inc.                                        1,272,272  34,275,008
*   HomeStreet, Inc.                                               178,860   4,686,132
*   HomeTrust Bancshares, Inc.                                      48,460   1,199,385
    Hope Bancorp, Inc.                                           1,652,694  34,557,832
    HopFed Bancorp, Inc.                                             7,872     111,704
    Horace Mann Educators Corp.                                    276,447  11,431,083
#   Horizon Bancorp                                                 85,757   2,197,952
    Houlihan Lokey, Inc.                                             6,184     192,322
    Iberiabank Corp.                                               417,464  34,294,668
*   Impac Mortgage Holdings, Inc.                                   10,194     140,881
    Independence Holding Co.                                        77,845   1,549,115
    Independent Bank Corp.(453836108)                              276,489  17,239,089
    Independent Bank Corp.(453838609)                               28,411     596,631
    Independent Bank Group, Inc.                                    48,077   2,987,986
#   Infinity Property & Casualty Corp.                              46,947   4,077,347
#   Interactive Brokers Group, Inc. Class A                        719,690  26,873,225
    International Bancshares Corp.                                 619,232  22,973,507
*   INTL. FCStone, Inc.                                            183,297   6,759,993
    Investment Technology Group, Inc.                              155,115   3,120,914
    Investors Title Co.                                              5,919     719,277
    James River Group Holdings, Ltd.                                27,099   1,074,475
    Janus Capital Group, Inc.                                      699,319   8,741,487
*   KCG Holdings, Inc. Class A                                     467,865   6,536,074
#   Kearny Financial Corp.                                         481,888   7,348,792
#   Kemper Corp.                                                   406,732  17,570,822
#   Kentucky First Federal Bancorp                                  11,174     106,153
#   Kingstone Cos., Inc.                                            10,208     121,986
#*  Ladenburg Thalmann Financial Services, Inc.                    539,460   1,240,758
    Lake Shore Bancorp, Inc.                                           537       8,511
    Lakeland Bancorp, Inc.                                         261,197   4,845,204
#   Lakeland Financial Corp.                                       262,631  11,666,069

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
    Landmark Bancorp, Inc.                                           5,140 $   156,770
    LegacyTexas Financial Group, Inc.                              528,454  21,835,719
#   Legg Mason, Inc.                                               155,954   4,942,182
#*  LendingClub Corp.                                            1,026,515   6,333,598
#*  LendingTree, Inc.                                              114,834  12,849,925
    LPL Financial Holdings, Inc.                                   272,599  10,713,141
    Macatawa Bank Corp.                                            196,010   2,003,222
    Mackinac Financial Corp.                                        37,317     495,570
*   Magyar Bancorp, Inc.                                             1,800      23,211
#   Maiden Holdings, Ltd.                                          689,204  12,233,371
#   MainSource Financial Group, Inc.                               202,701   6,660,755
*   Malvern Bancorp, Inc.                                            3,111      63,931
#   Manning & Napier, Inc.                                          96,451     670,334
    MarketAxess Holdings, Inc.                                      89,325  16,726,106
    Marlin Business Services Corp.                                  75,231   1,726,551
    MB Financial, Inc.                                             758,921  33,794,752
#*  MBIA, Inc.                                                   1,254,591  12,796,828
#   MBT Financial Corp.                                             59,211     639,479
    Mercantile Bank Corp.                                           72,141   2,330,154
    Merchants Bancshares, Inc.                                      30,291   1,544,841
#   Mercury General Corp.                                          530,203  33,535,340
    Meridian Bancorp, Inc.                                         401,098   7,560,697
#   Meta Financial Group, Inc.                                      97,240   8,542,534
*   MGIC Investment Corp.                                          854,489   9,100,308
#   Mid Penn Bancorp, Inc.                                           2,649      65,563
#   MidSouth Bancorp, Inc.                                          41,163     594,805
    MidWestOne Financial Group, Inc.                                 3,354     118,430
#   Moelis & Co. Class A                                           162,511   5,541,625
    Morningstar, Inc.                                               17,533   1,335,138
*   MSB Financial Corp.                                              1,139      16,288
    MutualFirst Financial, Inc.                                     11,265     352,031
    National Bank Holdings Corp. Class A                           254,829   8,281,942
#   National General Holdings Corp.                                465,067  11,389,491
#   National Western Life Group, Inc. Class A                        4,874   1,428,813
#*  Nationstar Mortgage Holdings, Inc.                              30,257     548,862
#   Navigators Group, Inc. (The)                                   180,617  10,141,645
#   NBT Bancorp, Inc.                                              422,656  17,219,005
    Nelnet, Inc. Class A                                           284,778  13,962,665
*   NewStar Financial, Inc.                                        210,669   1,870,741
*   Nicholas Financial, Inc.                                        24,256     266,816
*   NMI Holdings, Inc. Class A                                     153,963   1,662,800
    Northeast Bancorp                                                  493       7,001
#   Northfield Bancorp, Inc.                                       465,704   8,405,957
    Northrim BanCorp, Inc.                                          33,247     939,228
#   Northwest Bancshares, Inc.                                   1,321,799  22,563,109
    Norwood Financial Corp.                                          1,963      71,630
#   OceanFirst Financial Corp.                                     245,886   6,985,621
*   Ocwen Financial Corp.                                           44,298     233,450
    OFG Bancorp                                                    375,776   4,979,032
    Ohio Valley Banc Corp.                                           6,595     184,660
    Old Line Bancshares, Inc.                                        7,655     205,231
    Old National Bancorp.                                        1,245,398  22,105,814
    Old Second Bancorp, Inc.                                        66,794     721,375

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
    OM Asset Management P.L.C.                                    57,396 $   809,284
    OneBeacon Insurance Group, Ltd. Class A                      231,069   3,750,250
    Oppenheimer Holdings, Inc. Class A                            53,966     922,819
    Opus Bank                                                    114,703   2,334,206
    Oritani Financial Corp.                                      444,441   7,711,051
    Orrstown Financial Services, Inc.                                800      17,560
    Pacific Continental Corp.                                    161,490   4,004,952
#*  Pacific Mercantile Bancorp                                    30,584     218,676
#*  Pacific Premier Bancorp, Inc.                                279,299  10,990,416
#   Park National Corp.                                           78,269   8,671,423
    Park Sterling Corp.                                          319,670   3,740,139
*   Patriot National Bancorp, Inc.                                   310       4,340
    Peapack Gladstone Financial Corp.                             86,722   2,619,438
#   Penns Woods Bancorp, Inc.                                     16,812     776,714
#*  PennyMac Financial Services, Inc. Class A                    132,758   2,243,610
    People's Utah Bancorp                                          5,510     139,127
    Peoples Bancorp of North Carolina, Inc.                        3,975     103,350
#   Peoples Bancorp, Inc.                                        106,116   3,294,902
#*  PHH Corp.                                                    740,417  10,795,280
*   PICO Holdings, Inc.                                          176,136   2,509,938
#   Pinnacle Financial Partners, Inc.                            528,359  35,320,799
#*  Piper Jaffray Cos.                                            65,156   4,593,498
    Popular, Inc.                                                529,783  23,538,259
#*  PRA Group, Inc.                                              499,312  19,872,618
    Preferred Bank                                                98,560   5,461,210
    Premier Financial Bancorp, Inc.                               34,359     629,457
#   Primerica, Inc.                                              596,328  44,992,948
    PrivateBancorp, Inc.                                         706,570  38,621,116
    ProAssurance Corp.                                           594,065  32,317,136
#   Prosperity Bancshares, Inc.                                   36,070   2,619,764
    Provident Financial Holdings, Inc.                            56,074   1,039,051
#   Provident Financial Services, Inc.                           464,497  12,295,236
#   Prudential Bancorp, Inc.                                       9,221     161,644
#   Pzena Investment Management, Inc. Class A                     97,893     977,951
#   QCR Holdings, Inc.                                            31,980   1,341,561
    Radian Group, Inc.                                           441,886   8,130,702
*   Regional Management Corp.                                     57,643   1,441,651
    Renasant Corp.                                               456,065  18,151,387
    Republic Bancorp, Inc. Class A                                85,954   2,978,306
#*  Republic First Bancorp, Inc.                                  21,386     161,464
    Riverview Bancorp, Inc.                                       46,405     355,926
#   RLI Corp.                                                    479,431  28,487,790
*   Royal Bancshares of Pennsylvania, Inc. Class A                16,590      65,862
#   S&T Bancorp, Inc.                                            273,582  10,292,155
*   Safeguard Scientifics, Inc.                                  188,706   2,273,907
    Safety Insurance Group, Inc.                                 170,080  12,194,736
    Salisbury Bancorp, Inc.                                        2,458      95,370
    Sandy Spring Bancorp, Inc.                                   223,870   9,171,954
    SB Financial Group, Inc.                                         790      14,023
*   Seacoast Banking Corp. of Florida                            237,899   5,181,440
*   Security National Financial Corp. Class A                      1,814      12,701
*   Select Bancorp, Inc.                                           2,400      24,792
#   Selective Insurance Group, Inc.                              579,379  24,160,104

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
#   ServisFirst Bancshares, Inc.                                   207,560 $ 8,310,702
    Shore Bancshares, Inc.                                          20,487     329,636
    SI Financial Group, Inc.                                         9,513     143,171
    Sierra Bancorp                                                  75,733   2,026,615
    Silvercrest Asset Management Group, Inc. Class A                19,257     267,672
#   Simmons First National Corp. Class A                           312,384  18,789,898
*   SLM Corp.                                                    2,150,924  25,552,977
    South State Corp.                                              257,161  22,990,193
*   Southern First Bancshares, Inc.                                  4,069     144,043
    Southern Missouri Bancorp, Inc.                                  3,329     112,054
    Southern National Bancorp of Virginia, Inc.                      3,973      63,687
#   Southside Bancshares, Inc.                                     248,494   8,488,555
#   Southwest Bancorp, Inc.                                        160,775   4,453,467
    Southwest Georgia Financial Corp.                                1,844      37,341
#   State Auto Financial Corp.                                     173,929   4,393,447
    State Bank Financial Corp.                                     160,596   4,246,158
    State National Cos., Inc.                                       63,937     879,773
    Sterling Bancorp                                             1,541,673  36,768,901
#   Stewart Information Services Corp.                             346,354  15,128,743
#*  Stifel Financial Corp.                                         380,074  19,129,124
#   Stock Yards Bancorp, Inc.                                      193,525   8,669,920
    Stonegate Bank                                                  11,647     530,055
    Suffolk Bancorp                                                 86,399   3,578,647
#   Summit Financial Group, Inc.                                       561      14,670
    Summit State Bank                                                  195       3,071
#   Sun Bancorp, Inc.                                               79,642   1,991,050
    Sussex Bancorp                                                  10,725     227,906
    Synovus Financial Corp.                                        128,074   5,338,124
    TCF Financial Corp.                                          1,733,054  30,068,487
    Territorial Bancorp, Inc.                                       61,140   1,936,304
#*  Texas Capital Bancshares, Inc.                                 524,404  43,263,330
    TheStreet, Inc.                                                 66,940      54,891
#*  Third Point Reinsurance, Ltd.                                   27,953     320,062
    Timberland Bancorp, Inc.                                        75,660   1,582,051
#   Tiptree, Inc.                                                  302,259   1,979,796
#   Tompkins Financial Corp.                                       138,638  12,553,671
#   Towne Bank                                                     363,588  11,707,534
    Trico Bancshares                                               179,208   6,607,399
*   TriState Capital Holdings, Inc.                                 71,257   1,581,905
    TrustCo Bank Corp. NY                                          993,736   8,347,382
#   Trustmark Corp.                                                731,463  24,591,786
#   UMB Financial Corp.                                            496,964  38,335,803
    Umpqua Holdings Corp.                                          229,337   4,199,160
#*  Unico American Corp.                                            11,600     118,320
    Union Bankshares Corp.                                         356,097  13,090,126
#   Union Bankshares, Inc.                                           2,252      93,458
    United Bancshares, Inc.                                            900      20,228
#   United Bankshares, Inc.                                        779,984  34,943,283
    United Community Banks, Inc.                                   804,326  22,625,690
    United Community Financial Corp.                               488,652   4,158,429
    United Financial Bancorp, Inc.                                 414,709   7,485,497
#   United Fire Group, Inc.                                        107,225   5,061,020
#   United Insurance Holdings Corp.                                174,442   2,384,622

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  SHARES       VALUE+
                                                                 --------- --------------
Financials -- (Continued)
*   United Security Bancshares                                      31,568 $      249,387
    Unity Bancorp, Inc.                                             13,471        221,598
#   Universal Insurance Holdings, Inc.                             330,569      8,644,379
#   Univest Corp. of Pennsylvania                                  172,581      4,858,155
#   Valley National Bancorp                                      2,978,627     36,071,173
#   Value Line, Inc.                                                26,515        474,618
#*  Veritex Holdings, Inc.                                           8,316        225,863
#   Virtus Investment Partners, Inc.                                85,666      9,337,594
#   Waddell & Reed Financial, Inc. Class A                         341,496      6,164,003
*   Walker & Dunlop, Inc.                                          353,538     11,104,629
#   Washington Federal, Inc.                                       861,630     28,304,545
    Washington Trust Bancorp, Inc.                                 167,735      9,141,557
    WashingtonFirst Bankshares, Inc.                                 1,092         30,412
    Waterstone Financial, Inc.                                     170,817      3,091,788
    Wayne Savings Bancshares, Inc.                                   2,043         36,774
#   Webster Financial Corp.                                        558,285     29,321,128
#   WesBanco, Inc.                                                 367,636     15,256,894
    West Bancorporation, Inc.                                       94,001      2,143,223
#   Westamerica Bancorporation                                     199,313     11,311,013
*   Western Alliance Bancorp                                       589,083     29,088,919
    Western New England Bancorp, Inc.                              160,907      1,560,798
#   Westwood Holdings Group, Inc.                                   78,415      4,384,967
    Wintrust Financial Corp.                                       509,330     36,468,028
#   WisdomTree Investments, Inc.                                 1,202,438     12,385,111
*   World Acceptance Corp.                                          61,731      3,029,140
    WSFS Financial Corp.                                           282,813     12,811,429
    WVS Financial Corp.                                              4,423         65,239
#*  Xenith Bankshares, Inc.                                          1,396         36,352
    Yadkin Financial Corp.                                         277,119      8,867,808
                                                                           --------------
Total Financials                                                            3,204,274,259
                                                                           --------------
Health Care -- (6.6%)
#   Abaxis, Inc.                                                   207,452     10,570,717
#*  Accuray, Inc.                                                  227,723      1,309,407
#   Aceto Corp.                                                    319,852      6,105,975
#*  Achillion Pharmaceuticals, Inc.                                 14,181         59,135
#*  Acorda Therapeutics, Inc.                                      404,736      8,297,088
#*  Adamas Pharmaceuticals, Inc.                                    20,889        331,508
*   Adcare Health Systems, Inc.                                        970          1,581
*   Addus HomeCare Corp.                                           153,962      5,257,802
#*  Adeptus Health, Inc. Class A                                    26,897        192,851
#*  Air Methods Corp.                                              399,264     14,253,725
#*  Akebia Therapeutics, Inc.                                        1,782         17,873
#*  Akorn, Inc.                                                    178,894      3,416,875
#*  Albany Molecular Research, Inc.                                222,186      4,088,222
*   Alere, Inc.                                                    170,436      6,306,132
*   Alliance HealthCare Services, Inc.                              50,739        495,974
*   Allied Healthcare Products, Inc.                                 6,885         15,354
#*  Allscripts Healthcare Solutions, Inc.                        2,184,330     25,578,504
#*  Almost Family, Inc.                                             96,056      4,538,646
#*  AMAG Pharmaceuticals, Inc.                                      79,446      1,914,649
#*  Amedisys, Inc.                                                 254,955     11,682,038
*   American Shared Hospital Services                               10,189         45,850

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Health Care -- (Continued)
#*  Amicus Therapeutics, Inc.                                    148,383 $   816,106
#*  AMN Healthcare Services, Inc.                                499,756  17,916,253
#*  Amphastar Pharmaceuticals, Inc.                              151,775   2,390,456
#   Analogic Corp.                                               149,951  11,643,695
*   AngioDynamics, Inc.                                          294,483   4,739,704
#*  ANI Pharmaceuticals, Inc.                                     16,375     989,869
#*  Anika Therapeutics, Inc.                                     156,655   7,917,344
#*  Aptevo Therapeutics, Inc.                                    198,394     394,804
#*  Aralez Pharmaceuticals, Inc.                                  90,122     379,414
#*  Aratana Therapeutics, Inc.                                    17,089     136,541
#*  ArQule, Inc.                                                  48,652      78,816
*   Arrhythmia Research Technology, Inc.                           6,674      28,098
#*  Assembly Biosciences, Inc.                                    12,557     233,183
#   Atrion Corp.                                                  10,149   4,958,801
*   Aviragen Therapeutics, Inc.                                   24,681      32,085
#*  BioScrip, Inc.                                               343,364     470,409
*   BioSpecifics Technologies Corp.                               81,336   4,171,723
#*  BioTelemetry, Inc.                                           413,552   9,532,374
*   Bovie Medical Corp.                                           49,146     185,772
#*  Brookdale Senior Living, Inc.                                125,324   1,876,100
#   Bruker Corp.                                                  78,300   1,858,059
#*  Caladrius Biosciences, Inc.                                    1,800       8,082
#*  Cambrex Corp.                                                332,017  17,414,292
#   Cantel Medical Corp.                                         408,930  31,655,271
#*  Capital Senior Living Corp.                                  301,055   5,018,587
#*  Cara Therapeutics, Inc.                                       42,704     654,225
#*  Catalent, Inc.                                               287,582   7,695,694
*   Charles River Laboratories International, Inc.               171,451  13,853,241
#   Chemed Corp.                                                 167,725  27,857,445
#*  Chimerix, Inc.                                                40,855     222,251
#*  Civitas Solutions, Inc.                                       15,032     275,086
#   Computer Programs & Systems, Inc.                             78,049   1,763,907
#*  Concert Pharmaceuticals, Inc.                                 86,516     765,667
#   CONMED Corp.                                                 160,952   7,176,850
*   CorVel Corp.                                                 176,820   6,781,047
#*  Cross Country Healthcare, Inc.                               298,008   4,312,176
#   CryoLife, Inc.                                               401,293   7,624,567
#*  Cumberland Pharmaceuticals, Inc.                             138,305     851,959
*   Cutera, Inc.                                                  91,950   1,701,075
#*  Cyclacel Pharmaceuticals, Inc.                                 6,748      32,053
#*  Cynosure, Inc. Class A                                       262,469  14,015,845
#*  Depomed, Inc.                                                448,821   8,119,172
*   Derma Sciences, Inc.                                           8,080      56,560
    Digirad Corp.                                                125,409     633,315
#*  Diplomat Pharmacy, Inc.                                       56,311     773,713
*   Electromed, Inc.                                              32,210     127,552
#*  Emergent BioSolutions, Inc.                                  391,215  11,842,078
#*  Enanta Pharmaceuticals, Inc.                                  24,241     802,983
#*  Endocyte, Inc.                                                 3,082       6,811
#   Ensign Group, Inc. (The)                                     504,214  10,255,713
#*  Envision Healthcare Corp.                                    222,140  15,105,520
*   Enzo Biochem, Inc.                                           474,449   3,169,319
*   Epizyme, Inc.                                                  4,231      44,425

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                          SHARES     VALUE+
                                                                         --------- -----------
Health Care -- (Continued)
*           Esperion Therapeutics, Inc.                                      2,300 $    27,876
*           Exactech, Inc.                                                  78,034   1,923,538
#*          Five Prime Therapeutics, Inc.                                  218,154   9,993,635
*           Five Star Quality Care, Inc.                                    61,306     174,722
#*          Fluidigm Corp.                                                  25,299     160,143
#*          Fortress Biotech, Inc.                                           4,900      12,005
#*          Genesis Healthcare, Inc.                                       124,962     513,594
#*          Globus Medical, Inc. Class A                                   762,517  20,099,948
*           Haemonetics Corp.                                              476,142  18,979,020
#*          Halyard Health, Inc.                                           450,093  17,315,078
#*          Harvard Bioscience, Inc.                                       203,216     609,648
#*          HealthEquity, Inc.                                              86,347   3,993,549
#           HealthSouth Corp.                                               39,621   1,538,087
#*          HealthStream, Inc.                                             299,450   6,875,372
*           Heska Corp.                                                      3,061     243,717
            Hill-Rom Holdings, Inc.                                        405,012  23,843,056
#*          HMS Holdings Corp.                                             819,185  14,876,400
#*          Horizon Pharma P.L.C.                                        1,273,351  20,844,756
*           Icad, Inc.                                                      12,751      47,561
#*          ICU Medical, Inc.                                              170,993  23,443,140
#*          Ignyta, Inc.                                                    11,123      54,503
#*          Impax Laboratories, Inc.                                       657,316   8,643,705
*           INC Research Holdings, Inc. Class A                            275,601  14,606,853
*           InfuSystem Holdings, Inc.                                       14,909      34,291
#*          Innoviva, Inc.                                                  21,859     231,705
#*          Inogen, Inc.                                                   190,215  12,244,140
#*          Insys Therapeutics, Inc.                                       329,164   3,370,639
#*          Integer Holdings Corp.                                         264,442   8,567,921
#*          Integra LifeSciences Holdings Corp.                            771,372  32,189,354
#           Invacare Corp.                                                 269,723   3,101,814
#*          iRadimed Corp.                                                   1,100      10,065
*           IRIDEX Corp.                                                    50,265     701,197
*           Juniper Pharmaceuticals, Inc.                                   21,455     111,566
#*          K2M Group Holdings, Inc.                                         7,015     142,545
*           Karyopharm Therapeutics, Inc.                                   55,974     579,331
            Kewaunee Scientific Corp.                                       11,435     289,877
*           Kindred Biosciences, Inc.                                      286,134   1,874,178
#           Kindred Healthcare, Inc.                                       643,519   4,279,401
#           Landauer, Inc.                                                 100,791   5,175,618
#*          Lannett Co., Inc.                                              277,202   5,585,620
#*          Lantheus Holdings, Inc.                                         16,457     139,884
#           LeMaitre Vascular, Inc.                                        273,018   6,200,239
*           LHC Group, Inc.                                                184,862   9,267,132
*           LifePoint Health, Inc.                                         400,486  23,768,844
#*          Ligand Pharmaceuticals, Inc.                                   120,062  12,727,773
#*          Lipocine, Inc.                                                  81,521     295,106
#*          LivaNova P.L.C.                                                188,969   9,090,354
#*          Luminex Corp.                                                  440,168   8,900,197
*           Magellan Health, Inc.                                          214,667  16,089,292
*           Masimo Corp.                                                   491,532  36,166,925
(degrees)#* MedCath Corp.                                                   65,962          --
#*          Medicines Co. (The)                                            578,623  20,859,359
#*          MediciNova, Inc.                                                25,896     143,982

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Health Care -- (Continued)
#   Meridian Bioscience, Inc.                                      399,120 $ 5,228,472
#*  Merit Medical Systems, Inc.                                    519,193  13,187,502
#*  MiMedx Group, Inc.                                               3,062      24,741
*   Mirati Therapeutics, Inc.                                        2,656      13,546
*   Misonix, Inc.                                                   85,195     903,067
#*  Molina Healthcare, Inc.                                        469,783  26,646,092
#*  Momenta Pharmaceuticals, Inc.                                  297,649   5,625,566
#*  Myriad Genetics, Inc.                                          677,410  10,960,494
#   National HealthCare Corp.                                       50,918   3,811,212
#   National Research Corp. Class A                                 89,072   1,554,306
    National Research Corp. Class B                                 14,736     597,987
#*  Natus Medical, Inc.                                            326,066  12,732,877
#*  Neogen Corp.                                                   343,567  22,689,165
#*  NeoGenomics, Inc.                                               16,870     135,972
#*  NewLink Genetics Corp.                                          22,396     272,559
#*  Nobilis Health Corp.                                             2,882       6,196
#*  NuVasive, Inc.                                                 476,938  33,752,902
#*  Nuvectra Corp.                                                  89,403     695,555
#*  Ocera Therapeutics, Inc.                                         9,700       5,529
#*  Ohr Pharmaceutical, Inc.                                        18,870      27,361
#*  Omnicell, Inc.                                                 373,834  13,420,641
*   OraSure Technologies, Inc.                                     603,021   5,318,645
#*  Orthofix International NV                                      204,771   7,359,470
#*  Otonomy, Inc.                                                   52,145     763,924
#   Owens & Minor, Inc.                                            644,630  23,129,324
#*  PAREXEL International Corp.                                    216,722  15,363,423
#   PDL BioPharma, Inc.                                            684,744   1,506,437
#*  Pfenex, Inc.                                                     7,167      57,193
#*  PharMerica Corp.                                               267,515   6,634,372
    Phibro Animal Health Corp. Class A                             139,860   3,734,262
*   Prestige Brands Holdings, Inc.                                 520,835  27,479,255
#*  Progenics Pharmaceuticals, Inc.                                 18,383     163,976
*   ProPhase Labs, Inc.                                             15,982      30,366
#*  Providence Service Corp. (The)                                 149,402   5,774,387
    Psychemedics Corp.                                              23,952     451,974
*   PTC Therapeutics, Inc.                                          25,748     337,299
    Quality Systems, Inc.                                          635,389   9,537,189
#*  Quidel Corp.                                                   272,028   5,163,091
#*  Quorum Health Corp.                                             60,910     535,399
#*  RadNet, Inc.                                                   457,340   2,652,572
#*  Recro Pharma, Inc.                                               4,055      30,048
#*  Repligen Corp.                                                 236,736   7,111,549
#*  Retrophin, Inc.                                                116,558   2,286,868
#*  Rigel Pharmaceuticals, Inc.                                    401,420     834,954
*   RTI Surgical, Inc.                                             479,512   1,558,414
#*  SciClone Pharmaceuticals, Inc.                                 538,274   5,463,481
*   SeaSpine Holdings Corp.                                         90,390     658,039
#*  Select Medical Holdings Corp.                                1,131,999  14,093,388
#   Simulations Plus, Inc.                                          94,751     947,510
    Span-America Medical Systems, Inc.                              12,193     243,128
#*  Spectrum Pharmaceuticals, Inc.                                 355,474   1,656,509
#*  Stemline Therapeutics, Inc.                                      9,944     101,429
#*  Sucampo Pharmaceuticals, Inc. Class A                          473,610   5,280,751

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES      VALUE+
                                                                 ------- --------------
Health Care -- (Continued)
#*  Supernus Pharmaceuticals, Inc.                               397,665 $   10,756,838
*   Surgical Care Affiliates, Inc.                               376,152     21,252,588
*   Surmodics, Inc.                                              164,769      3,987,410
#*  Tenax Therapeutics, Inc.                                       3,212          1,478
#*  Tenet Healthcare Corp.                                       561,901      9,883,839
#*  Tetraphase Pharmaceuticals, Inc.                               9,032         34,593
*   Titan Pharmaceuticals, Inc.                                    3,437         14,951
*   Tivity Health, Inc.                                          323,150      8,288,797
#*  TransEnterix, Inc.                                             5,765          8,475
#*  Triple-S Management Corp. Class B                            181,910      3,476,300
*   Universal American Corp.                                     609,143      6,054,881
#   US Physical Therapy, Inc.                                    120,598      8,459,950
    Utah Medical Products, Inc.                                   19,208      1,194,738
*   Vascular Solutions, Inc.                                     152,557      8,535,564
*   Verastem, Inc.                                                19,273         24,477
*   Versartis, Inc.                                                6,307         90,190
*   Vical, Inc.                                                      739          1,611
*   Voyager Therapeutics, Inc.                                     1,469         17,510
#*  Wright Medical Group NV                                      111,566      2,809,232
*   Xencor, Inc.                                                   6,001        143,004
*   Zafgen, Inc.                                                  68,423        288,061
#*  Zogenix, Inc.                                                 60,575        487,629
                                                                         --------------
Total Health Care                                                         1,181,166,732
                                                                         --------------
Industrials -- (16.0%)
#   AAON, Inc.                                                   497,001     16,873,184
    AAR Corp.                                                    250,082      8,000,123
    ABM Industries, Inc.                                         647,541     26,154,181
*   Acacia Research Corp.                                        214,913      1,257,241
*   ACCO Brands Corp.                                            941,595     12,005,336
    Acme United Corp.                                              8,171        199,046
#   Actuant Corp. Class A                                        562,632     14,712,827
#   Advanced Drainage Systems, Inc.                              135,438      3,264,056
#*  Advisory Board Co. (The)                                     355,855     16,191,403
*   Aegion Corp.                                                 253,185      5,889,083
*   AeroCentury Corp.                                              2,989         31,011
*   Aerojet Rocketdyne Holdings, Inc.                            685,099     12,407,143
#*  Aerovironment, Inc.                                          252,376      6,609,727
#   Air Lease Corp.                                              365,358     13,291,724
*   Air Transport Services Group, Inc.                           576,725      9,302,574
#   Aircastle, Ltd.                                              337,505      7,526,362
    Alamo Group, Inc.                                             64,102      4,848,034
#   Albany International Corp. Class A                           280,643     13,316,510
#   Allegiant Travel Co.                                         152,249     26,186,828
    Allied Motion Technologies, Inc.                              89,881      1,980,977
*   Alpha PRO Tech, Ltd.                                          20,453         63,404
    Altra Industrial Motion Corp.                                249,188      9,294,712
    AMERCO                                                        44,788     16,870,296
*   Ameresco, Inc. Class A                                       102,287        531,892
#   American Railcar Industries, Inc.                            111,040      4,945,722
#*  American Superconductor Corp.                                  5,712         39,927
*   American Woodmark Corp.                                      165,427     11,778,402
*   AMREP Corp.                                                    8,340         58,630

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Industrials -- (Continued)
#   Apogee Enterprises, Inc.                                       296,635 $16,931,926
#   Applied Industrial Technologies, Inc.                          384,626  23,250,642
*   ARC Document Solutions, Inc.                                   374,089   1,761,959
    ArcBest Corp.                                                  177,718   5,615,889
#   Argan, Inc.                                                    146,860  10,830,925
*   Armstrong Flooring, Inc.                                       249,595   5,248,983
#*  Armstrong World Industries, Inc.                               528,717  21,122,244
*   Arotech Corp.                                                  106,504     431,341
*   Art's-Way Manufacturing Co., Inc.                                  400       1,270
    Astec Industries, Inc.                                         232,128  16,244,317
#*  Astronics Corp.                                                184,854   6,065,060
*   Atlas Air Worldwide Holdings, Inc.                             172,375   9,092,781
*   Avalon Holdings Corp. Class A                                   41,336     116,154
*   Avis Budget Group, Inc.                                         47,326   1,761,474
#   AZZ, Inc.                                                      268,869  16,011,149
*   Babcock & Wilcox Enterprises, Inc.                             182,530   3,037,299
    Barnes Group, Inc.                                             547,173  26,335,437
    Barrett Business Services, Inc.                                 74,513   4,478,976
*   Beacon Roofing Supply, Inc.                                    675,080  29,548,252
*   Blue Bird Corp.                                                 11,802     198,864
*   BlueLinx Holdings, Inc.                                         11,950      78,631
*   BMC Stock Holdings, Inc.                                       163,343   3,054,514
    Brady Corp. Class A                                            445,427  16,191,271
#   Briggs & Stratton Corp.                                        311,837   6,754,389
    Brink's Co. (The)                                              466,178  20,744,921
*   Broadwind Energy, Inc.                                           9,199      38,084
#*  Builders FirstSource, Inc.                                   1,009,187  10,858,852
#   BWX Technologies, Inc.                                         355,792  14,761,810
*   CAI International, Inc.                                        125,973   2,033,204
*   Casella Waste Systems, Inc. Class A                            594,158   6,868,466
*   CBIZ, Inc.                                                     431,855   5,657,301
*   CDI Corp.                                                      126,446   1,087,436
#   CEB, Inc.                                                      312,708  23,906,527
    CECO Environmental Corp.                                       158,715   2,082,341
#   Celadon Group, Inc.                                            194,797   1,480,457
#*  Cenveo, Inc.                                                     7,578      52,288
*   Chart Industries, Inc.                                         415,172  16,104,522
    Chicago Rivet & Machine Co.                                      4,772     229,151
#   CIRCOR International, Inc.                                     179,726  11,193,335
#*  Civeo Corp.                                                    121,947     431,692
#   CLARCOR, Inc.                                                  298,363  24,707,440
#*  Clean Harbors, Inc.                                            558,444  30,993,642
    Columbus McKinnon Corp.                                        149,408   4,107,226
    Comfort Systems USA, Inc.                                      365,673  12,378,031
*   Commercial Vehicle Group, Inc.                                 285,801   1,703,374
    CompX International, Inc.                                        9,814     143,284
*   Continental Building Products, Inc.                            392,455   9,124,579
*   Continental Materials Corp.                                        397      11,791
    Copa Holdings SA Class A                                       156,359  15,243,439
#   Covanta Holding Corp.                                        1,313,006  21,139,397
*   Covenant Transportation Group, Inc. Class A                    149,748   3,224,074
#*  CPI Aerostructures, Inc.                                        33,372     293,674
    CRA International, Inc.                                         57,019   1,894,741

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
    Crane Co.                                                    110,211 $ 7,939,600
#*  CSW Industrials, Inc.                                         12,523     457,716
#   Cubic Corp.                                                  222,982  10,602,794
    Curtiss-Wright Corp.                                         223,043  21,871,597
#   Deluxe Corp.                                                 416,992  30,377,867
#*  DigitalGlobe, Inc.                                           593,318  16,642,570
    DMC Global, Inc.                                             105,579   1,683,985
#   Douglas Dynamics, Inc.                                       221,400   7,483,320
*   Ducommun, Inc.                                                95,183   2,820,272
#*  DXP Enterprises, Inc.                                        228,586   8,645,123
#*  Dycom Industries, Inc.                                       329,337  26,564,322
    Eastern Co. (The)                                             20,021     396,416
#*  Echo Global Logistics, Inc.                                  302,277   7,179,079
#   Ecology and Environment, Inc. Class A                         10,494     108,613
    EMCOR Group, Inc.                                            536,326  37,376,559
    Encore Wire Corp.                                            161,052   6,804,447
#*  Energy Focus, Inc.                                            15,223      71,091
#*  Energy Recovery, Inc.                                         84,980     870,195
#   EnerSys                                                      433,616  33,800,367
*   Engility Holdings, Inc.                                      140,505   4,121,012
#   Ennis, Inc.                                                  143,056   2,417,646
#   EnPro Industries, Inc.                                       210,805  14,315,768
#   EnviroStar, Inc.                                               7,443     111,645
    ESCO Technologies, Inc.                                      204,621  11,908,942
    Espey Manufacturing & Electronics Corp.                       13,081     344,357
    Essendant, Inc.                                              310,034   6,476,610
*   Esterline Technologies Corp.                                 267,600  22,919,940
#*  ExOne Co. (The)                                                2,693      26,526
#   Exponent, Inc.                                               245,962  14,278,094
    Federal Signal Corp.                                         706,459  10,978,373
#   Forward Air Corp.                                            304,957  14,695,878
*   Franklin Covey Co.                                           136,970   2,396,975
#   Franklin Electric Co., Inc.                                  457,939  18,477,839
#   FreightCar America, Inc.                                     122,920   1,776,194
*   FTI Consulting, Inc.                                         415,082  17,491,555
#*  Fuel Tech, Inc.                                              139,356     178,376
#   G&K Services, Inc. Class A                                   189,405  18,194,244
#   GATX Corp.                                                   252,853  14,619,960
*   Gencor Industries, Inc.                                       24,010     375,757
#*  Generac Holdings, Inc.                                       642,481  25,866,285
#   General Cable Corp.                                          525,402  10,665,661
*   Gibraltar Industries, Inc.                                   238,435  10,467,297
    Global Brass & Copper Holdings, Inc.                         227,580   7,544,277
#*  Goldfield Corp. (The)                                        254,348   1,538,805
#   Gorman-Rupp Co. (The)                                        226,925   7,365,986
*   GP Strategies Corp.                                          172,476   4,432,633
#   Graham Corp.                                                  65,585   1,457,299
    Granite Construction, Inc.                                   456,351  25,614,982
*   Great Lakes Dredge & Dock Corp.                              461,377   2,399,160
    Greenbrier Cos., Inc. (The)                                  199,216   8,715,700
#   Griffon Corp.                                                264,322   6,726,995
#   H&E Equipment Services, Inc.                                 363,968   9,412,212
    Hardinge, Inc.                                                84,435     895,011

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Industrials -- (Continued)
    Harsco Corp.                                                   614,386 $ 8,202,053
#*  Hawaiian Holdings, Inc.                                        578,979  29,498,980
#*  HC2 Holdings, Inc.                                              17,445     116,009
#   Healthcare Services Group, Inc.                                649,234  25,807,052
#   Heartland Express, Inc.                                        821,928  16,931,717
#   HEICO Corp. Class A                                             78,670   5,215,821
    Heidrick & Struggles International, Inc.                       164,412   3,674,608
#*  Herc Holdings, Inc.                                            151,312   7,515,667
*   Heritage-Crystal Clean, Inc.                                    16,470     246,227
    Herman Miller, Inc.                                            594,150  18,537,480
*   Hill International, Inc.                                       195,125   1,053,675
    Hillenbrand, Inc.                                              597,996  21,856,754
#   HNI Corp.                                                      420,650  21,204,967
#   Houston Wire & Cable Co.                                       125,528     922,631
*   Hub Group, Inc. Class A                                        354,019  15,700,743
    Hudson Global, Inc.                                            123,326     159,091
#*  Hudson Technologies, Inc.                                      448,666   3,257,315
    Hurco Cos., Inc.                                                45,796   1,401,358
*   Huron Consulting Group, Inc.                                   227,554  10,308,196
#*  Huttig Building Products, Inc.                                 106,813     718,851
    Hyster-Yale Materials Handling, Inc.                           118,546   7,292,950
*   ICF International, Inc.                                        151,252   7,865,104
*   IES Holdings, Inc.                                             231,734   4,518,813
#*  InnerWorkings, Inc.                                            805,004   7,736,088
#*  Innovative Solutions & Support, Inc.                            46,017     180,617
    Insperity, Inc.                                                223,922  16,010,423
#   Insteel Industries, Inc.                                       276,637  10,246,634
#   Interface, Inc.                                                621,244  11,306,641
*   Intersections, Inc.                                             93,658     369,013
    ITT, Inc.                                                      175,494   7,172,440
#   John Bean Technologies Corp.                                   286,712  24,757,581
    Joy Global, Inc.                                               143,151   4,025,406
    Kadant, Inc.                                                    37,365   2,301,684
#   Kaman Corp.                                                    269,780  13,631,983
    KBR, Inc.                                                    1,338,241  22,763,479
    Kelly Services, Inc. Class A                                   243,007   5,440,927
#   Kelly Services, Inc. Class B                                       350       8,225
#   Kennametal, Inc.                                               850,849  30,409,343
*   Key Technology, Inc.                                            20,756     280,206
#*  KEYW Holding Corp. (The)                                        45,416     454,614
#   Kforce, Inc.                                                   342,543   7,878,489
    Kimball International, Inc. Class B                            506,816   8,479,032
#*  Kirby Corp.                                                     62,231   4,010,788
#*  KLX, Inc.                                                      508,372  24,905,144
#   Knight Transportation, Inc.                                    872,691  29,147,879
    Knoll, Inc.                                                    497,144  12,980,430
#   Korn/Ferry International                                       525,598  15,268,622
#*  Kratos Defense & Security Solutions, Inc.                      565,497   4,659,695
#   Landstar System, Inc.                                          362,822  30,694,741
*   Lawson Products, Inc.                                           54,686   1,413,633
#*  Layne Christensen Co.                                          139,875   1,458,896
    LB Foster Co. Class A                                           84,494   1,267,410
#   Lindsay Corp.                                                   77,342   5,826,946

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Industrials -- (Continued)
#*  LMI Aerospace, Inc.                                            111,964 $   993,121
    LS Starrett Co. (The) Class A                                   31,156     342,716
    LSC Communications, Inc.                                       113,047   2,964,092
    LSI Industries, Inc.                                           233,164   2,219,721
*   Lydall, Inc.                                                   125,760   7,671,360
*   Manitex International, Inc.                                      8,718      75,498
#*  Manitowoc Co., Inc. (The)                                    1,294,091   8,838,642
#*  Manitowoc Foodservice, Inc.                                  1,624,235  31,152,827
    Marten Transport, Ltd.                                         222,264   5,078,732
*   Masonite International Corp.                                    20,918   1,393,139
*   MasTec, Inc.                                                   925,265  34,466,121
*   Mastech Digital, Inc.                                            2,673      17,963
#   Matson, Inc.                                                   432,256  15,414,249
    Matthews International Corp. Class A                           330,722  22,307,199
    McGrath RentCorp                                               175,538   6,719,595
#*  Mercury Systems, Inc.                                          400,985  13,521,214
#*  Meritor, Inc.                                                1,222,516  17,640,906
*   MFRI, Inc.                                                      39,691     347,296
    Miller Industries, Inc.                                         71,870   1,904,555
#*  Mistras Group, Inc.                                            252,847   5,835,709
#   Mobile Mini, Inc.                                              394,853  12,852,465
*   Moog, Inc. Class A                                             302,695  19,938,520
*   Moog, Inc. Class B                                              10,012     652,282
#*  MRC Global, Inc.                                             1,243,278  25,549,363
#   MSA Safety, Inc.                                               361,220  25,773,047
    Mueller Industries, Inc.                                       569,556  22,930,325
    Mueller Water Products, Inc. Class A                         1,582,550  21,301,123
#   Multi-Color Corp.                                              160,030  12,354,316
*   MYR Group, Inc.                                                167,398   6,439,801
    National Presto Industries, Inc.                                27,913   2,969,943
*   Navigant Consulting, Inc.                                      395,362   9,765,441
#*  Navistar International Corp.                                   189,771   5,175,055
*   NCI Building Systems, Inc.                                     325,104   5,201,664
*   Neff Corp. Class A                                              33,404     524,443
*   NL Industries, Inc.                                            151,773     910,638
#   NN, Inc.                                                       233,120   4,510,872
#*  Northwest Pipe Co.                                              97,774   1,872,372
#*  NOW, Inc.                                                      982,332  20,884,378
#*  NV5 Global, Inc.                                                57,086   2,326,255
#*  Ocean Power Technologies, Inc.                                  21,107      55,511
#   Omega Flex, Inc.                                                27,700   1,313,811
*   On Assignment, Inc.                                            535,177  24,232,815
#*  Orion Energy Systems, Inc.                                     105,570     218,530
*   Orion Group Holdings, Inc.                                     143,769   1,509,575
*   PAM Transportation Services, Inc.                               23,417     545,850
    Park-Ohio Holdings Corp.                                        96,155   4,312,552
#*  Patrick Industries, Inc.                                       146,033  11,938,198
#*  Patriot Transportation Holding, Inc.                            12,982     337,402
*   Pendrell Corp.                                                  17,014     111,952
*   Performant Financial Corp.                                     273,626     569,142
#*  PGT Innovations, Inc.                                          701,922   8,072,103
#*  Ply Gem Holdings, Inc.                                         292,890   4,730,174
    Powell Industries, Inc.                                         81,420   3,133,042

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
#*  Power Solutions International, Inc.                            3,235 $    23,939
    Preformed Line Products Co.                                   22,609   1,234,451
#   Primoris Services Corp.                                      475,929  11,812,558
#*  Proto Labs, Inc.                                             196,497  10,316,093
#   Quad/Graphics, Inc.                                          164,650   4,312,184
#   Quanex Building Products Corp.                               326,404   6,446,479
#*  Radiant Logistics, Inc.                                      166,392     610,659
#   Raven Industries, Inc.                                       351,316   8,800,466
#*  RBC Bearings, Inc.                                           243,957  22,597,737
    RCM Technologies, Inc.                                       144,218     866,750
    Regal Beloit Corp.                                           258,157  18,742,198
#   Resources Connection, Inc.                                   346,057   5,779,152
#*  Revolution Lighting Technologies, Inc.                         1,600      10,512
#*  Rexnord Corp.                                                962,804  21,268,340
*   Roadrunner Transportation Systems, Inc.                      237,022   1,877,214
*   RPX Corp.                                                    384,355   4,174,095
#   RR Donnelley & Sons Co.                                      301,457   5,169,988
*   Rush Enterprises, Inc. Class A                               198,731   6,508,440
*   Rush Enterprises, Inc. Class B                                37,300   1,146,975
*   Saia, Inc.                                                   217,159  10,434,490
    Servotronics, Inc.                                             1,500      15,143
*   SIFCO Industries, Inc.                                        18,366     155,193
#   Simpson Manufacturing Co., Inc.                              474,930  20,668,954
#*  Sino-Global Shipping America, Ltd.                            60,808     166,614
#   SkyWest, Inc.                                                254,676   9,015,530
*   SP Plus Corp.                                                148,593   4,116,026
*   Sparton Corp.                                                 55,246   1,197,733
#*  Spirit Airlines, Inc.                                        235,960  12,751,278
*   SPX Corp.                                                    174,995   4,366,125
*   SPX FLOW, Inc.                                               154,798   5,400,902
#   Standex International Corp.                                  128,208  11,179,738
    Steelcase, Inc. Class A                                      848,719  14,258,479
#*  Sterling Construction Co., Inc.                              179,562   1,644,788
#   Sun Hydraulics Corp.                                         246,401   9,653,991
#   Supreme Industries, Inc. Class A                             220,253   4,043,845
#*  Swift Transportation Co.                                     826,621  18,871,757
#*  TASER International, Inc.                                    494,950  12,363,851
#*  Taylor Devices, Inc.                                             769      11,274
#*  Team, Inc.                                                   259,217   8,709,691
*   Tel-Instrument Electronics Corp.                               8,400      42,840
#   Tennant Co.                                                  171,763  11,894,588
    Terex Corp.                                                  411,293  13,079,117
    Tetra Tech, Inc.                                             638,008  27,880,950
    Textainer Group Holdings, Ltd.                               234,453   3,376,123
#*  Thermon Group Holdings, Inc.                                 292,561   6,073,566
    Timken Co. (The)                                             810,462  35,984,513
#   Titan International, Inc.                                    500,782   6,655,393
*   Titan Machinery, Inc.                                        100,258   1,384,563
*   Transcat, Inc.                                                 5,600      67,480
*   TRC Cos., Inc.                                               347,120   3,228,216
#*  Trex Co., Inc.                                               298,796  20,237,453
*   TriMas Corp.                                                 354,398   7,548,677
*   TriNet Group, Inc.                                           281,729   7,164,368

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  SHARES       VALUE+
                                                                 --------- --------------
Industrials -- (Continued)
#   Triton International, Ltd.                                     237,720 $    5,786,105
#   Triumph Group, Inc.                                            276,706      7,401,886
*   TrueBlue, Inc.                                                 403,493      9,986,452
#*  Tutor Perini Corp.                                             349,533     10,416,083
#*  Twin Disc, Inc.                                                 62,192      1,034,875
*   Ultralife Corp.                                                 67,159        369,375
#   UniFirst Corp.                                                 158,534     20,276,499
#*  Univar, Inc.                                                    54,477      1,624,504
    Universal Forest Products, Inc.                                178,204     18,125,129
    Universal Logistics Holdings, Inc.                              72,800      1,051,960
#   US Ecology, Inc.                                               209,162     10,719,553
*   USA Truck, Inc.                                                 74,924        633,108
    Valmont Industries, Inc.                                       238,545     34,350,480
*   Vectrus, Inc.                                                   67,544      1,522,442
#*  Veritiv Corp.                                                   15,668        878,191
*   Versar, Inc.                                                    61,480         77,465
    Viad Corp.                                                     145,095      6,362,416
*   Vicor Corp.                                                    106,964      1,636,549
*   Virco Manufacturing Corp.                                       30,131        132,576
#*  Volt Information Sciences, Inc.                                133,038      1,097,564
    VSE Corp.                                                       42,134      1,570,756
#   Wabash National Corp.                                          701,531     12,382,022
    Watsco, Inc. Class B                                            10,693      1,633,783
    Watts Water Technologies, Inc. Class A                         266,342     17,578,572
#   Werner Enterprises, Inc.                                       679,692     19,099,345
*   Wesco Aircraft Holdings, Inc.                                  733,493     11,112,419
*   WESCO International, Inc.                                      412,799     29,184,889
    West Corp.                                                     658,545     15,982,887
#*  Willdan Group, Inc.                                            108,330      2,904,327
#*  Willis Lease Finance Corp.                                      26,350        671,398
    Woodward, Inc.                                                 116,533      8,115,358
    WSI Industries, Inc.                                             1,900          5,510
*   Xerium Technologies, Inc.                                       50,031        258,660
#*  YRC Worldwide, Inc.                                            492,565      7,353,995
                                                                           --------------
Total Industrials                                                           2,876,882,406
                                                                           --------------
Information Technology -- (12.6%)
#*  ACI Worldwide, Inc.                                          1,116,061     21,651,583
#*  Actua Corp.                                                    395,489      5,655,493
*   Acxiom Corp.                                                   783,389     20,446,453
#*  ADDvantage Technologies Group, Inc.                              6,085         10,831
    ADTRAN, Inc.                                                   534,486     11,705,243
*   Advanced Energy Industries, Inc.                               382,533     22,508,242
*   Agilysys, Inc.                                                 222,556      2,165,470
*   Alpha & Omega Semiconductor, Ltd.                              208,894      4,250,993
#*  Ambarella, Inc.                                                 48,399      2,401,074
#   American Software, Inc. Class A                                227,312      2,384,503
#*  Amkor Technology, Inc.                                       1,718,670     16,172,685
#*  Amtech Systems, Inc.                                            61,979        334,687
*   Angie's List, Inc.                                              62,596        392,477
*   Anixter International, Inc.                                    248,703     21,264,106
*   Applied Optoelectronics, Inc.                                   41,158      1,266,020
#*  Aspen Technology, Inc.                                         338,162     17,959,784

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                         SHARES     VALUE+
                                                                        --------- -----------
Information Technology -- (Continued)
           AstroNova, Inc.                                                 30,318 $   422,936
*          Asure Software, Inc.                                             2,536      26,856
*          Autobytel, Inc.                                                 58,232     800,690
#*         Aviat Networks, Inc.                                            18,467     235,824
#*         Avid Technology, Inc.                                          516,679   2,764,233
           AVX Corp.                                                      303,477   4,916,327
*          Aware, Inc.                                                    122,298     758,248
*          Axcelis Technologies, Inc.                                     349,812   5,317,142
*          AXT, Inc.                                                      286,499   1,647,369
#          Badger Meter, Inc.                                             275,968  10,638,566
*          Bankrate, Inc.                                                 434,062   4,731,276
*          Barracuda Networks, Inc.                                       427,496  10,041,881
*          Bazaarvoice, Inc.                                              407,376   1,914,667
           Bel Fuse, Inc. Class A                                           8,954     226,626
#          Bel Fuse, Inc. Class B                                          89,635   2,850,393
           Belden, Inc.                                                   411,335  31,454,787
*          Benchmark Electronics, Inc.                                    238,496   7,297,978
           Black Box Corp.                                                163,093   2,177,292
#          Blackbaud, Inc.                                                395,821  25,969,816
#*         Blackhawk Network Holdings, Inc.                               573,582  20,476,877
*          Blucora, Inc.                                                  304,434   4,596,953
(degrees)* Bogen Corp.                                                     11,900          --
#*         Bottomline Technologies de, Inc.                               221,662   5,701,147
#*         BroadVision, Inc.                                               18,154      86,232
           Brooks Automation, Inc.                                        506,681   8,826,383
*          BSQUARE Corp.                                                  119,215     703,368
           Cabot Microelectronics Corp.                                   240,995  16,269,572
*          CACI International, Inc. Class A                               189,907  23,320,580
#*         CalAmp Corp.                                                   517,777   7,777,011
*          Calix, Inc.                                                    447,486   3,221,899
#*         Carbonite, Inc.                                                240,922   4,155,904
#*         Cardtronics P.L.C. Class A                                     432,340  23,597,117
#*         Care.com, Inc.                                                   2,718      22,940
#          Cass Information Systems, Inc.                                  83,924   5,519,681
#*         Cavium, Inc.                                                    24,468   1,620,026
*          Ceva, Inc.                                                     166,167   5,874,003
#*         Ciber, Inc.                                                    567,033     244,448
#*         Ciena Corp.                                                  1,241,868  30,227,067
#*         Cimpress NV                                                    306,752  25,886,801
#*         Cirrus Logic, Inc.                                             631,156  38,071,330
*          Clearfield, Inc.                                                82,681   1,422,113
#          Cognex Corp.                                                   230,055  15,542,516
#*         Coherent, Inc.                                                 276,406  43,597,518
           Cohu, Inc.                                                     200,433   2,645,716
#*         CommerceHub, Inc. Series A                                      34,861     512,108
           Communications Systems, Inc.                                    32,263     163,573
           Computer Task Group, Inc.                                       91,131     415,557
#*         comScore, Inc.                                                     740      24,827
#          Comtech Telecommunications Corp.                               125,161   1,342,978
           Concurrent Computer Corp.                                       48,574     251,613
*          Control4 Corp.                                                  46,604     502,391
           Convergys Corp.                                                545,084  13,528,985
*          CoreLogic, Inc.                                                342,293  12,072,674

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Information Technology -- (Continued)
#*  Covisint Corp.                                                 175,089 $   341,424
#*  Cray, Inc.                                                     379,139   6,502,234
*   Cree, Inc.                                                     526,220  14,513,148
#   CSG Systems International, Inc.                                311,360  15,069,824
    CSP, Inc.                                                        9,885     100,530
    CTS Corp.                                                      199,682   4,293,163
*   CUI Global, Inc.                                                10,370      67,405
#*  CVD Equipment Corp.                                              8,212      83,270
*   CyberOptics Corp.                                               85,301   3,070,836
#   Cypress Semiconductor Corp.                                    962,694  11,359,789
#   Daktronics, Inc.                                               506,171   5,142,697
*   DASAN Zhone Solutions, Inc.                                     18,275      16,265
*   Data I/O Corp.                                                   7,300      31,463
#*  Datawatch Corp.                                                 12,178      98,033
*   Determine, Inc.                                                 10,332      22,007
*   DHI Group, Inc.                                                649,328   3,701,170
#   Diebold Nixdorf, Inc.                                          538,748  14,653,946
*   Digi International, Inc.                                       123,967   1,617,769
*   Digital Ally, Inc.                                               5,100      27,795
#*  Diodes, Inc.                                                   430,116  10,705,587
*   DSP Group, Inc.                                                153,412   1,664,520
    EarthLink Holdings Corp.                                     1,115,553   7,150,695
*   Eastman Kodak Co.                                               25,966     347,944
#   Ebix, Inc.                                                     166,210   9,224,655
*   Edgewater Technology, Inc.                                      43,768     306,376
#*  Electro Scientific Industries, Inc.                            283,112   1,860,046
#*  Electronics for Imaging, Inc.                                  532,533  23,932,033
#*  Ellie Mae, Inc.                                                 94,623   7,829,107
#*  eMagin Corp.                                                    63,552     142,992
#   Emcore Corp.                                                   190,933   1,718,397
#*  EnerNOC, Inc.                                                  256,362   1,461,263
*   Entegris, Inc.                                               1,400,987  26,268,506
#*  Envestnet, Inc.                                                111,519   4,215,418
#*  EPAM Systems, Inc.                                             115,745   7,449,348
*   ePlus, Inc.                                                     25,547   2,862,541
#*  Euronet Worldwide, Inc.                                         68,627   4,908,203
#*  Everi Holdings, Inc.                                           474,676   1,400,294
    Evolving Systems, Inc.                                           9,500      41,325
*   Exar Corp.                                                     618,835   6,343,059
*   ExlService Holdings, Inc.                                      329,497  15,140,387
*   Extreme Networks, Inc.                                         724,824   4,008,277
#*  Fabrinet                                                       489,670  20,629,797
#   Fair Isaac Corp.                                               229,249  28,266,402
*   FalconStor Software, Inc.                                      120,749      74,864
#*  FARO Technologies, Inc.                                        155,286   5,761,111
#*  Finisar Corp.                                                1,053,742  31,159,151
*   FormFactor, Inc.                                               631,015   7,856,137
    Forrester Research, Inc.                                       162,476   6,629,021
*   Frequency Electronics, Inc.                                     47,309     524,184
*   GigPeak, Inc.                                                  158,184     408,115
    GlobalSCAPE, Inc.                                               45,083     175,824
#*  Globant SA                                                      19,862     658,425
#*  Glu Mobile, Inc.                                                79,505     182,862

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Information Technology -- (Continued)
#*  Great Elm Capital Group, Inc.                                    1,125 $     3,769
#*  GrubHub, Inc.                                                  137,261   5,703,195
*   GSE Systems, Inc.                                               72,970     226,207
*   GSI Technology, Inc.                                            80,131     489,600
#*  GTT Communications, Inc.                                       447,192  12,633,174
    Hackett Group, Inc. (The)                                      416,270   6,764,387
#*  Harmonic, Inc.                                                 683,854   3,624,426
*   ID Systems, Inc.                                                38,571     249,169
#*  Identiv, Inc.                                                    1,703       5,909
*   IEC Electronics Corp.                                           24,655      89,251
*   II-VI, Inc.                                                    486,575  17,759,987
#*  Image Sensing Systems, Inc.                                     27,942     103,385
#*  Imation Corp.                                                  114,838      94,627
#*  Immersion Corp.                                                 89,930     925,380
#*  Infinera Corp.                                               1,131,459  10,194,446
*   Innodata, Inc.                                                  94,865     218,190
#*  Inphi Corp.                                                      9,700     444,454
#*  Inseego Corp.                                                  151,129     466,989
*   Insight Enterprises, Inc.                                      276,301  10,259,056
*   Integrated Device Technology, Inc.                           1,356,144  34,161,267
*   Intelligent Systems Corp.                                       32,937     135,042
    InterDigital, Inc.                                             340,815  31,832,121
#*  Internap Corp.                                                 415,986     686,377
    Intersil Corp. Class A                                       1,279,929  28,708,807
*   inTEST Corp.                                                    43,077     202,462
#*  Intevac, Inc.                                                  146,549   1,377,561
*   IntriCon Corp.                                                  23,513     164,591
*   Inuvo, Inc.                                                    124,743     193,352
#*  InvenSense, Inc.                                                17,772     224,994
#*  iPass, Inc.                                                    464,144     682,292
*   Iteris, Inc.                                                    24,274     117,243
#*  Itron, Inc.                                                    386,194  23,828,170
*   Ixia                                                           682,345  13,271,610
    IXYS Corp.                                                     241,591   2,923,251
#   j2 Global, Inc.                                                251,365  21,066,901
#*  Kemet Corp.                                                    427,274   2,965,282
*   Key Tronic Corp.                                                55,537     440,408
*   Kimball Electronics, Inc.                                      171,312   2,929,435
*   Knowles Corp.                                                  264,699   4,769,876
#*  Kopin Corp.                                                    617,893   1,971,079
*   Kulicke & Soffa Industries, Inc.                               539,289   9,480,701
*   KVH Industries, Inc.                                           125,240   1,302,496
#*  Lattice Semiconductor Corp.                                  1,168,926   8,404,578
*   Leaf Group, Ltd.                                               199,254   1,384,815
*   LGL Group, Inc. (The)                                            7,103      33,597
*   Lightpath Technologies, Inc. Class A                             1,850       3,201
*   Limelight Networks, Inc.                                       805,739   1,764,568
*   Lionbridge Technologies, Inc.                                  692,347   3,960,225
*   Liquidity Services, Inc.                                       131,463   1,281,764
#   Littelfuse, Inc.                                               211,405  33,340,683
#   LogMeIn, Inc.                                                    5,589     604,171
#*  Lumentum Holdings, Inc.                                        264,230  10,027,528
#*  MACOM Technology Solutions Holdings, Inc.                      100,686   4,787,619

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Information Technology -- (Continued)
#*  MagnaChip Semiconductor Corp.                                  125,831 $ 1,082,147
    ManTech International Corp. Class A                            212,410   8,271,245
*   Marchex, Inc. Class B                                          134,244     363,801
#*  Marin Software, Inc.                                             7,200      16,200
#   MAXIMUS, Inc.                                                   94,126   5,190,108
*   MaxLinear, Inc. Class A                                        231,400   5,919,212
#*  Maxwell Technologies, Inc.                                     200,419     953,994
#*  MeetMe, Inc.                                                   856,749   4,215,205
    Mentor Graphics Corp.                                        1,010,573  37,300,249
#   Mesa Laboratories, Inc.                                         33,057   3,938,411
#   Methode Electronics, Inc.                                      363,975  15,305,149
#*  Microsemi Corp.                                                196,880  10,464,172
*   MicroStrategy, Inc. Class A                                     92,082  18,536,107
#   MKS Instruments, Inc.                                          528,185  34,807,391
#   MOCON, Inc.                                                     23,794     475,880
#*  ModusLink Global Solutions, Inc.                               341,067     596,867
#*  MoneyGram International, Inc.                                  190,557   2,420,074
#   Monolithic Power Systems, Inc.                                  82,086   7,161,183
    Monotype Imaging Holdings, Inc.                                373,620   8,182,278
*   MRV Communications, Inc.                                        36,930     305,596
#   MTS Systems Corp.                                              142,344   8,270,186
*   Nanometrics, Inc.                                              282,631   7,266,443
#*  Napco Security Technologies, Inc.                              152,986   1,468,666
    NCI, Inc. Class A                                               65,115     826,960
*   NCR Corp.                                                       13,679     588,471
#*  NeoPhotonics Corp.                                             609,317   6,672,021
#*  NETGEAR, Inc.                                                  400,654  22,797,213
#*  Netscout Systems, Inc.                                         347,901  11,585,103
#   NIC, Inc.                                                      617,975  14,893,197
*   Novanta, Inc.                                                  156,420   3,495,987
#*  Numerex Corp. Class A                                           51,859     304,931
    NVE Corp.                                                        8,472     657,342
#*  Oclaro, Inc.                                                   574,729   5,638,091
#*  Onvia, Inc.                                                      2,306      10,492
*   Optical Cable Corp.                                             26,264      85,358
#*  OSI Systems, Inc.                                              214,546  16,020,150
*   PAR Technology Corp.                                            65,250     424,777
#   Park Electrochemical Corp.                                     156,149   2,862,211
#*  Paycom Software, Inc.                                          557,662  25,786,291
    PC Connection, Inc.                                             49,696   1,355,707
    PC-Tel, Inc.                                                    58,100     337,561
*   PCM, Inc.                                                      105,804   2,375,300
#*  PDF Solutions, Inc.                                            325,025   7,316,313
#   Pegasystems, Inc.                                              677,589  26,290,453
#*  Perceptron, Inc.                                                68,704     450,011
*   Perficient, Inc.                                               340,349   6,034,388
#*  PFSweb, Inc.                                                   168,501   1,265,443
#*  Photronics, Inc.                                               457,285   5,258,777
#*  Planet Payment, Inc.                                           351,054   1,481,448
    Plantronics, Inc.                                              312,718  17,693,584
#*  Plexus Corp.                                                   318,518  17,295,527
#   Power Integrations, Inc.                                       273,834  19,442,214
*   PRGX Global, Inc.                                              142,349     811,389

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Information Technology -- (Continued)
    Progress Software Corp.                                        506,828 $14,201,321
    QAD, Inc. Class A                                              123,896   3,580,594
    QAD, Inc. Class B                                               15,510     387,750
*   Qualstar Corp.                                                   4,300      15,867
#*  Qualys, Inc.                                                   197,060   7,074,454
*   QuinStreet, Inc.                                               204,574     716,009
*   Qumu Corp.                                                      38,807      90,032
#*  Radisys Corp.                                                  330,446   1,457,267
#*  Rambus, Inc.                                                 1,081,969  14,043,958
#*  RealNetworks, Inc.                                             275,697   1,474,979
#   Reis, Inc.                                                      95,831   1,916,620
    RELM Wireless Corp.                                             30,643     151,683
*   RetailMeNot, Inc.                                              137,737   1,246,520
#   RF Industries, Ltd.                                             35,415      56,664
    Richardson Electronics, Ltd.                                    62,002     374,492
*   Rightside Group, Ltd.                                           19,068     160,934
#*  Rocket Fuel, Inc.                                                5,395      10,790
*   Rogers Corp.                                                   184,108  14,719,435
#*  Rosetta Stone, Inc.                                            125,686   1,106,037
*   Rubicon Project, Inc. (The)                                     39,893     337,894
*   Rudolph Technologies, Inc.                                     319,506   7,332,663
*   Sanmina Corp.                                                  666,584  25,963,447
*   ScanSource, Inc.                                               225,832   8,931,656
#   Science Applications International Corp.                       435,302  35,442,289
#*  Seachange International, Inc.                                  313,241     758,043
*   Semtech Corp.                                                  662,169  21,818,469
#*  ServiceSource International, Inc.                              148,878     789,053
*   Sevcon, Inc.                                                     7,783      70,125
#*  ShoreTel, Inc.                                                 744,786   5,176,263
*   Shutterstock, Inc.                                              27,819   1,496,662
*   Sigma Designs, Inc.                                            414,037   2,525,626
*   Sigmatron International, Inc.                                    2,200       9,911
*   Silicon Laboratories, Inc.                                     412,720  26,909,344
#*  Silver Spring Networks, Inc.                                   222,998   2,849,914
*   SMTC Corp.                                                      18,570      24,512
#*  SolarEdge Technologies, Inc.                                    18,705     242,230
#*  Sonic Foundry, Inc.                                              9,010      42,798
*   Sonus Networks, Inc.                                           503,010   3,209,204
#*  Stamps.com, Inc.                                                90,146  10,957,246
*   StarTek, Inc.                                                   64,402     557,721
#*  SunPower Corp.                                                 368,323   2,445,665
#*  Super Micro Computer, Inc.                                     468,655  12,395,925
*   Sykes Enterprises, Inc.                                        421,783  11,780,399
#*  Synacor, Inc.                                                   14,700      46,305
#*  Synaptics, Inc.                                                366,561  20,666,709
#*  Synchronoss Technologies, Inc.                                 469,155  18,071,851
    SYNNEX Corp.                                                   139,097  16,716,677
    Systemax, Inc.                                                 133,968   1,136,049
#*  Tangoe, Inc.                                                    33,353     242,810
#*  Tech Data Corp.                                                336,324  28,775,881
*   TechTarget, Inc.                                               126,620   1,115,522
*   Telenav, Inc.                                                  317,169   2,822,804
#   TeleTech Holdings, Inc.                                        433,067  12,818,783

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  SHARES       VALUE+
                                                                 --------- --------------
Information Technology -- (Continued)
    Tessco Technologies, Inc.                                       46,989 $      667,244
#   Tessera Holding Corp.                                          473,670     21,409,884
*   TiVo Corp.                                                   1,414,171     26,727,832
    TransAct Technologies, Inc.                                     44,457        306,753
    Travelport Worldwide, Ltd.                                     853,300     12,253,388
#*  Travelzoo, Inc.                                                 84,534        773,486
*   Tremor Video, Inc.                                              20,770         50,679
*   Trio-Tech International                                          3,256         10,745
#*  TTM Technologies, Inc.                                         831,353     12,328,965
#*  Ubiquiti Networks, Inc.                                        413,722     25,816,253
*   Ultra Clean Holdings, Inc.                                     252,414      3,162,747
*   Ultratech, Inc.                                                301,104      7,804,616
#*  Unisys Corp.                                                   343,186      4,409,940
#*  Universal Display Corp.                                         21,815      1,439,790
*   Universal Security Instruments, Inc.                             1,595          5,822
*   USA Technologies, Inc.                                          16,830         70,686
#*  VASCO Data Security International, Inc.                        176,473      2,682,390
#*  Veeco Instruments, Inc.                                        366,988      9,449,941
#*  VeriFone Systems, Inc.                                         847,992     15,408,015
#*  Verint Systems, Inc.                                           395,803     14,783,242
*   Versum Materials, Inc.                                          26,276        734,414
#*  ViaSat, Inc.                                                   298,046     19,346,166
#*  Viavi Solutions, Inc.                                        1,929,164     17,266,018
#*  Virtusa Corp.                                                  272,348      6,939,427
#   Vishay Intertechnology, Inc.                                   979,800     16,264,680
#*  Vishay Precision Group, Inc.                                    88,723      1,477,238
    Wayside Technology Group, Inc.                                   9,341        156,929
#*  Web.com Group, Inc.                                            478,376      9,065,225
#*  WebMD Health Corp.                                             358,451     17,883,120
*   Westell Technologies, Inc. Class A                              95,498         62,074
*   Wireless Telecom Group, Inc.                                    64,760        128,225
*   Xcerra Corp.                                                   380,821      2,886,623
*   XO Group, Inc.                                                 293,923      5,534,570
*   Xplore Technologies Corp.                                        1,000          2,380
#*  Yelp, Inc.                                                      46,195      1,930,027
#*  YuMe, Inc.                                                      28,004         99,694
*   Zedge, Inc. Class B                                             61,305        202,920
*   Zix Corp.                                                      586,779      2,798,936
#*  Zynga, Inc. Class A                                          9,450,661     23,815,666
                                                                           --------------
Total Information Technology                                                2,260,277,641
                                                                           --------------
Materials -- (4.9%)
    A Schulman, Inc.                                               246,532      8,505,354
*   AdvanSix, Inc.                                                   2,260         58,059
#*  AK Steel Holding Corp.                                       1,892,066     15,287,893
    American Vanguard Corp.                                        262,595      4,516,634
    Ampco-Pittsburgh Corp.                                          49,833        749,987
#   Balchem Corp.                                                  303,637     25,882,018
#*  Berry Plastics Group, Inc.                                      62,267      3,177,495
*   Boise Cascade Co.                                              367,547      9,115,166
    Cabot Corp.                                                    311,959     17,273,170
    Calgon Carbon Corp.                                            503,112      7,974,325
#   Carpenter Technology Corp.                                     382,844     15,321,417

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                         SHARES     VALUE+
                                                                        --------- -----------
Materials -- (Continued)
#*         Century Aluminum Co.                                           639,208 $ 9,843,803
#          Chase Corp.                                                     53,980   4,750,240
*          Chemtura Corp.                                                 689,546  22,823,973
*          Clearwater Paper Corp.                                         175,205  11,020,394
#*         Cliffs Natural Resources, Inc.                               2,895,075  25,389,808
#*         Coeur Mining, Inc.                                             607,876   7,081,755
           Commercial Metals Co.                                          924,955  18,896,831
#          Compass Minerals International, Inc.                           344,162  28,771,943
*          Core Molding Technologies, Inc.                                 58,140     896,519
#          Deltic Timber Corp.                                            111,727   8,487,900
           Domtar Corp.                                                   602,938  26,342,361
#*         Ferro Corp.                                                    802,784  11,351,366
           Ferroglobe P.L.C.                                              600,901   6,315,470
(degrees)* Ferroglobe Representation & Warranty Insurance Trust           577,127          --
#*         Flotek Industries, Inc.                                        304,029   3,213,587
           Friedman Industries, Inc.                                       38,738     265,355
           FutureFuel Corp.                                               267,044   3,468,902
#*         GCP Applied Technologies, Inc.                                 263,310   7,096,204
           Gold Resource Corp.                                            202,721   1,090,639
#          Greif, Inc. Class A                                            242,671  13,972,996
           Greif, Inc. Class B                                              1,599     113,849
*          Handy & Harman, Ltd.                                             7,462     210,428
#          Hawkins, Inc.                                                   76,651   4,112,326
#          Haynes International, Inc.                                      87,111   3,581,133
#          HB Fuller Co.                                                  503,905  24,877,790
*          Headwaters, Inc.                                               699,243  16,201,460
#          Hecla Mining Co.                                             5,864,958  37,770,330
#*         Ingevity Corp.                                                   3,562     198,012
           Innophos Holdings, Inc.                                        193,737   9,423,368
           Innospec, Inc.                                                 264,328  18,859,803
#*         Intrepid Potash, Inc.                                          223,548     456,038
           Kaiser Aluminum Corp.                                          156,943  12,313,748
           KapStone Paper and Packaging Corp.                             995,950  23,882,881
           KMG Chemicals, Inc.                                            118,972   4,385,308
*          Koppers Holdings, Inc.                                         188,398   7,620,699
#*         Kraton Corp.                                                   293,593   7,885,908
           Kronos Worldwide, Inc.                                         168,492   2,227,464
*          Louisiana-Pacific Corp.                                      1,719,416  32,892,428
#*         LSB Industries, Inc.                                           196,118   1,668,964
#          Materion Corp.                                                 168,677   6,629,006
#          McEwen Mining, Inc.                                            113,975     447,922
           Mercer International, Inc.                                     433,287   5,177,780
           Minerals Technologies, Inc.                                    360,992  28,933,509
           Myers Industries, Inc.                                         356,426   4,918,679
#          Neenah Paper, Inc.                                             163,302  13,415,259
#*         Northern Technologies International Corp.                       17,945     282,185
#          Olin Corp.                                                     388,418  10,180,436
           Olympic Steel, Inc.                                             82,635   1,859,288
*          OMNOVA Solutions, Inc.                                         657,598   5,984,142
#          PH Glatfelter Co.                                              218,023   5,321,941
           PolyOne Corp.                                                  810,445  27,644,279
#          Quaker Chemical Corp.                                          125,549  16,133,046
#          Rayonier Advanced Materials, Inc.                              429,165   5,823,769

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                          SHARES      VALUE+
                                                                         --------- ------------
Materials -- (Continued)
#*          Real Industry, Inc.                                             26,007 $    140,438
#*          Resolute Forest Products, Inc.                                 193,605    1,064,828
#*          Ryerson Holding Corp.                                          129,102    1,368,481
#           Schnitzer Steel Industries, Inc. Class A                       297,687    7,040,298
            Schweitzer-Mauduit International, Inc.                         301,655   13,372,366
#           Sensient Technologies Corp.                                    375,606   28,827,760
            Silgan Holdings, Inc.                                          146,425    8,567,327
            Stepan Co.                                                     220,814   17,247,782
#*          Stillwater Mining Co.                                        1,234,015   20,978,255
*           Summit Materials, Inc. Class A                                  24,578      616,908
*           SunCoke Energy, Inc.                                           605,081    5,336,814
*           Synalloy Corp.                                                  24,185      289,011
#*          TimkenSteel Corp.                                              189,812    3,200,230
#*          Trecora Resources                                              135,646    1,682,010
            Tredegar Corp.                                                 155,350    3,456,537
            Trinseo SA                                                     220,699   14,290,260
            Tronox, Ltd. Class A                                           341,181    4,271,586
*           UFP Technologies, Inc.                                           5,680      141,716
            United States Lime & Minerals, Inc.                             28,909    2,197,084
#           United States Steel Corp.                                    1,445,618   47,286,165
#*          Universal Stainless & Alloy Products, Inc.                      43,271      730,414
#*          US Concrete, Inc.                                              145,846    9,552,913
#           Valhi, Inc.                                                     36,955      114,930
#           Worthington Industries, Inc.                                   626,418   29,936,516
                                                                                   ------------
Total Materials                                                                     882,085,371
                                                                                   ------------
Other -- (0.0%)
(degrees)*  Concord Camera Corp. Escrow Shares                             113,476           --
(degrees)*  DLB Oil & Gas, Inc. Escrow Shares                                1,300           --
(degrees)*  FRD Acquisition Co. Escrow Shares                              106,674           --
(degrees)#* Gerber Scientific, Inc. Escrow Shares                          166,622           --
(degrees)*  Petrocorp, Inc. Escrow Shares                                    6,900           --
                                                                                   ------------
Total Other                                                                                  --
                                                                                   ------------
Real Estate -- (0.5%)
#           Alexander & Baldwin, Inc.                                      513,624   22,866,540
#*          Altisource Asset Management Corp.                               10,475      657,830
#*          Altisource Portfolio Solutions SA                              140,186    3,995,301
#*          CKX Lands, Inc.                                                  5,107       57,071
#           Colony NorthStar, Inc. Class A                                 583,999    8,129,266
#           Consolidated-Tomoka Land Co.                                    21,151    1,163,305
*           Forestar Group, Inc.                                           349,598    4,562,254
#*          FRP Holdings, Inc.                                              87,273    3,403,647
            Griffin Industrial Realty, Inc.                                 20,710      650,915
#           HFF, Inc. Class A                                              359,048   10,656,545
#*          InterGroup Corp. (The)                                           1,860       54,591
#*          JW Mays, Inc.                                                      200        8,475
#           Kennedy-Wilson Holdings, Inc.                                1,047,750   21,426,487
#*          Marcus & Millichap, Inc.                                       148,516    3,827,257
*           Maui Land & Pineapple Co., Inc.                                 16,899      124,208
#           RE/MAX Holdings, Inc. Class A                                  136,435    7,647,182
            RMR Group, Inc. (The) Class A                                   18,312      875,314

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                         SHARES      VALUE+
                                                                        --------- ------------
Real Estate -- (Continued)
#*         St Joe Co. (The)                                               108,864 $  1,834,358
*          Stratus Properties, Inc.                                        30,914      945,968
#*         Tejon Ranch Co.                                                166,660    3,938,176
#*         Trinity Place Holdings, Inc.                                    28,897      233,199
                                                                                  ------------
Total Real Estate                                                                   97,057,889
                                                                                  ------------
Telecommunication Services -- (0.8%)
*          Alaska Communications Systems Group, Inc.                       89,434      149,355
#          ATN International, Inc.                                        124,524    9,998,032
#*         Boingo Wireless, Inc.                                          562,216    6,577,927
*          Cincinnati Bell, Inc.                                          448,977   10,304,022
#          Cogent Communications Holdings, Inc.                           486,626   20,340,967
#          Consolidated Communications Holdings, Inc.                     474,576   12,486,095
#*         FairPoint Communications, Inc.                                  43,786      810,041
*          General Communication, Inc. Class A                            371,856    7,481,743
*          Hawaiian Telcom Holdco, Inc.                                    16,064      398,869
#          IDT Corp. Class B                                              309,780    5,947,776
           Inteliquent, Inc.                                              390,804    8,949,412
#*         Iridium Communications, Inc.                                   187,869    1,897,477
(degrees)# Leap Wireless International, Inc.                              246,684      814,057
#*         Lumos Networks Corp.                                           246,728    3,816,882
#*         ORBCOMM, Inc.                                                  688,751    5,627,096
#          Shenandoah Telecommunications Co.                              477,256   13,005,226
           Spok Holdings, Inc.                                            149,198    3,066,019
#*         Straight Path Communications, Inc. Class B                      28,721    1,006,384
           Telephone & Data Systems, Inc.                                 596,751   18,290,418
*          United States Cellular Corp.                                    20,138      897,953
#*         Vonage Holdings Corp.                                        1,812,667   12,851,809
#          Windstream Holdings, Inc.                                        8,980       72,558
                                                                                  ------------
Total Telecommunication Services                                                   144,790,118
                                                                                  ------------
Utilities -- (3.2%)
#          ALLETE, Inc.                                                   475,697   31,086,799
#          American States Water Co.                                      357,528   15,652,576
           Artesian Resources Corp. Class A                                61,925    1,921,533
*          Atlantic Power Corp.                                           249,339      585,947
#          Avista Corp.                                                   610,881   23,604,442
#          Black Hills Corp.                                              500,581   31,311,342
#          California Water Service Group                                 463,262   15,982,539
#          Chesapeake Utilities Corp.                                     144,292    9,436,697
#          Connecticut Water Service, Inc.                                120,596    6,517,008
           Consolidated Water Co., Ltd.                                    45,451      468,145
#          Delta Natural Gas Co., Inc.                                     18,908      497,659
#*         Dynegy, Inc.                                                   389,328    3,718,082
           El Paso Electric Co.                                           391,095   17,951,261
#          Gas Natural, Inc.                                               57,002      721,075
           Genie Energy, Ltd. Class B                                      91,024      525,208
#          Hawaiian Electric Industries, Inc.                             375,292   12,564,776
#          IDACORP, Inc.                                                  278,413   22,278,608
#          MGE Energy, Inc.                                               326,902   20,807,312
#          Middlesex Water Co.                                            165,780    6,268,142
#          New Jersey Resources Corp.                                     808,270   30,471,779

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                          SHARES        VALUE+
                                                                        ----------- ---------------
Utilities -- (Continued)
#          Northwest Natural Gas Co.                                        269,866 $    15,895,107
#          NorthWestern Corp.                                               476,243      27,198,238
#          NRG Yield, Inc. Class A                                          315,019       5,119,059
#          NRG Yield, Inc. Class C                                          563,305       9,548,020
#          ONE Gas, Inc.                                                    432,387      27,940,848
#          Ormat Technologies, Inc.                                         293,423      15,756,815
#          Otter Tail Corp.                                                 359,572      13,609,800
#          Pattern Energy Group, Inc.                                       710,288      14,021,085
#          PNM Resources, Inc.                                              773,696      26,615,142
#          Portland General Electric Co.                                    680,840      29,691,432
#          RGC Resources, Inc.                                                6,328         173,893
#          SJW Corp.                                                        194,953       9,767,145
#          South Jersey Industries, Inc.                                    729,906      24,086,898
           Southwest Gas Holdings, Inc.                                     430,070      34,650,740
#          Spark Energy, Inc. Class A                                        49,260       1,273,371
#          Spire, Inc.                                                      439,070      28,539,550
#          Unitil Corp.                                                     153,468       7,024,230
           WGL Holdings, Inc.                                               421,322      34,523,125
#          York Water Co. (The)                                             107,067       3,832,999
                                                                                    ---------------
Total Utilities                                                                         581,638,427
                                                                                    ---------------
TOTAL COMMON STOCKS                                                                  14,751,325,836
                                                                                    ---------------
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
(degrees)* Enron TOPRS Escrow Shares                                         10,595              --
                                                                                    ---------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)* Capital Bank Corp. Contingent Value Rights                         2,560              --
(degrees)* Rave Restaurant Group, Inc.                                           25              --
TOTAL RIGHTS/WARRANTS                                                                            --
                                                                                    ---------------

                                                                           FACE
                                                                          AMOUNT
                                                                          (000)
                                                                        -----------
BONDS -- (0.0%)
Financials -- (0.0%)
           Capital Properties, Inc., 5.000%                                   2,106           2,106
                                                                                    ---------------
TOTAL INVESTMENT SECURITIES                                                          14,751,327,942
                                                                                    ---------------

                                                                          SHARES
                                                                        -----------
TEMPORARY CASH INVESTMENTS -- (1.2%)
           State Street Institutional U.S. Government Money Market
             Fund, 0.420%                                               217,107,569     217,107,569
                                                                                    ---------------
SECURITIES LENDING COLLATERAL -- (16.8%)
(S)@       DFA Short Term Investment Fund                               260,968,475   3,019,927,188
                                                                                    ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $14,301,782,313)^^                              $17,988,362,699
                                                                                    ===============

U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ------------------------------------------------------
                                                                 LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                                             --------------- -------------- ------- ---------------
Common Stocks
   Consumer Discretionary                                    $ 2,262,690,024 $       93,840   --    $ 2,262,783,864
   Consumer Staples                                              606,405,143             --   --        606,405,143
   Energy                                                        653,959,517          4,469   --        653,963,986
   Financials                                                  3,204,274,259             --   --      3,204,274,259
   Health Care                                                 1,181,166,732             --   --      1,181,166,732
   Industrials                                                 2,876,882,406             --   --      2,876,882,406
   Information Technology                                      2,260,277,641             --   --      2,260,277,641
   Materials                                                     882,085,371             --   --        882,085,371
   Real Estate                                                    97,057,889             --   --         97,057,889
   Telecommunication Services                                    143,976,061        814,057   --        144,790,118
   Utilities                                                     581,638,427             --   --        581,638,427
Bonds
   Financials                                                             --          2,106   --              2,106
Temporary Cash Investments                                       217,107,569             --   --        217,107,569
Securities Lending Collateral                                             --  3,019,927,188   --      3,019,927,188
Futures Contracts**                                                  199,168             --   --            199,168
                                                             --------------- --------------   --    ---------------
TOTAL                                                        $14,967,720,207 $3,020,841,660   --    $17,988,561,867
                                                             =============== ==============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                           U.S. MICRO CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                         SHARES     VALUE+
                                                                        --------- -----------
COMMON STOCKS -- (86.3%)
Consumer Discretionary -- (13.2%)
#*         1-800-Flowers.com, Inc. Class A                                384,132 $ 3,457,188
           A.H. Belo Corp. Class A                                        237,810   1,510,094
#          Abercrombie & Fitch Co. Class A                                305,368   3,545,322
           AMC Entertainment Holdings, Inc. Class A                         8,222     277,493
           AMCON Distributing Co.                                           5,690     586,070
#*         America's Car-Mart, Inc.                                       100,422   4,212,703
#*         American Axle & Manufacturing Holdings, Inc.                   826,992  16,870,637
#*         American Outdoor Brands Corp.                                  524,678  11,175,641
*          American Public Education, Inc.                                144,371   3,508,215
#*         Arctic Cat, Inc.                                               121,032   2,275,402
           Ark Restaurants Corp.                                           36,613     826,355
#*         Asbury Automotive Group, Inc.                                   64,935   4,259,736
#*         Ascena Retail Group, Inc.                                       52,690     253,439
#*         Ascent Capital Group, Inc. Class A                              75,419   1,168,240
#*         AV Homes, Inc.                                                  94,921   1,675,356
*          Ballantyne Strong, Inc.                                        100,209     726,515
*          Barnes & Noble Education, Inc.                                 377,654   3,795,423
#          Barnes & Noble, Inc.                                           525,829   5,363,456
           Bassett Furniture Industries, Inc.                              87,841   2,477,116
           Beasley Broadcast Group, Inc. Class A                           67,088     503,160
#*         Beazer Homes USA, Inc.                                         119,800   1,708,348
*          Belmond, Ltd. Class A                                          433,968   6,010,457
           BFC Financial Corp. Class A                                     58,777     299,763
(degrees)* Big 4 Ranch, Inc.                                               35,000          --
#          Big 5 Sporting Goods Corp.                                     198,044   3,049,878
*          Biglari Holdings, Inc.                                             280     124,096
*          BJ's Restaurants, Inc.                                         234,694   8,343,372
#*         Black Diamond, Inc.                                            137,350     769,160
#          Blue Nile, Inc.                                                 55,486   2,258,835
#          Bob Evans Farms, Inc.                                          234,571  13,236,842
*          Bojangles', Inc.                                                17,661     349,688
#*         Bon-Ton Stores, Inc. (The)                                     100,029     118,034
#*         Boot Barn Holdings, Inc.                                        18,115     196,548
           Bowl America, Inc. Class A                                      55,406     807,542
*          Bravo Brio Restaurant Group, Inc.                              149,602     613,368
*          Bridgepoint Education, Inc.                                    167,075   1,777,678
*          Build-A-Bear Workshop, Inc.                                    154,682   1,856,184
           Caleres, Inc.                                                  478,352  14,709,324
           Callaway Golf Co.                                            1,071,532  12,140,458
*          Cambium Learning Group, Inc.                                   294,551   1,484,537
           Canterbury Park Holding Corp.                                   18,438     185,302
           Capella Education Co.                                          124,974  10,685,277
*          Career Education Corp.                                         560,966   5,480,638
#          Carriage Services, Inc.                                        194,678   5,051,894
*          Carrols Restaurant Group, Inc.                                 372,738   5,348,790
           Cato Corp. (The) Class A                                       289,472   7,349,694
*          Cavco Industries, Inc.                                          95,770   9,409,402
#*         Central European Media Enterprises, Ltd. Class A                37,076      96,398
*          Century Casinos, Inc.                                            9,163      64,599
#*         Century Communities, Inc.                                       34,151     776,935
*          Charles & Colvard, Ltd.                                         33,468      31,460

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
#*  Cherokee, Inc.                                                83,205 $   782,127
#   Chico's FAS, Inc.                                            928,156  12,520,824
#   Children's Place, Inc. (The)                                 142,861  13,857,517
*   Christopher & Banks Corp.                                    183,710     246,171
#*  Chuy's Holdings, Inc.                                        158,111   4,648,463
    Citi Trends, Inc.                                            148,312   2,380,408
    Clear Channel Outdoor Holdings, Inc. Class A                   2,038      10,088
    ClubCorp Holdings, Inc.                                      301,872   4,980,888
#   Collectors Universe, Inc.                                     59,848   1,237,058
#*  Conn's, Inc.                                                 258,091   2,722,860
#*  Container Store Group, Inc. (The)                             17,517      85,308
*   Cooper-Standard Holdings, Inc.                               116,142  12,227,430
#   Core-Mark Holding Co., Inc.                                  196,552   6,865,561
#*  Crocs, Inc.                                                  559,952   4,087,650
    CSS Industries, Inc.                                          52,055   1,281,594
#   Culp, Inc.                                                   167,475   5,392,695
*   Cumulus Media, Inc. Class A                                   55,775      55,663
#*  Daily Journal Corp.                                              277      59,943
*   Del Frisco's Restaurant Group, Inc.                          145,960   2,554,300
#*  Del Taco Restaurants, Inc.                                    90,852   1,239,221
#*  Delta Apparel, Inc.                                           77,508   1,452,500
*   Denny's Corp.                                                684,208   8,326,811
    Destination Maternity Corp.                                   86,638     490,371
#*  Destination XL Group, Inc.                                   384,755   1,365,880
#   DeVry Education Group, Inc.                                   42,543   1,425,191
#   DineEquity, Inc.                                             153,695  10,540,403
*   Dixie Group, Inc. (The)                                      111,533     390,366
    Dover Motorsports, Inc.                                      168,371     378,835
*   Duluth Holdings, Inc. Class B                                  3,000      67,860
#   Educational Development Corp.                                 36,900     274,905
#*  El Pollo Loco Holdings, Inc.                                  32,047     398,985
#*  Eldorado Resorts, Inc.                                        16,710     259,005
*   Emerson Radio Corp.                                          114,403     128,131
*   Emmis Communications Corp. Class A                            20,642      64,197
    Entercom Communications Corp. Class A                        351,060   4,985,052
    Entravision Communications Corp. Class A                     890,245   4,807,323
#*  Eros International P.L.C.                                     18,254     217,223
#   Escalade, Inc.                                                64,852     856,046
#   Ethan Allen Interiors, Inc.                                  322,938   9,397,496
*   EVINE Live, Inc.                                             208,506     316,929
#*  EW Scripps Co. (The) Class A                                 597,751  11,644,189
*   Express, Inc.                                                791,969   8,418,630
*   Famous Dave's of America, Inc.                                49,905     269,487
#*  Fiesta Restaurant Group, Inc.                                255,066   6,708,236
#   Finish Line, Inc. (The) Class A                              459,193   7,898,120
#   Flanigan's Enterprises, Inc.                                  20,756     503,333
#   Flexsteel Industries, Inc.                                    54,856   2,789,976
#*  Fox Factory Holding Corp.                                    323,917   8,389,450
#*  Francesca's Holdings Corp.                                   432,814   7,548,276
#   Fred's, Inc. Class A                                         306,247   4,462,019
*   FTD Cos., Inc.                                               202,799   4,660,321
#*  Full House Resorts, Inc.                                         683       1,557
#*  Gaia, Inc.                                                     9,367      81,493

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                        SHARES    VALUE+
                                                                        ------- -----------
Consumer Discretionary -- (Continued)
           Gaming Partners International Corp.                           13,461 $   159,513
           Gannett Co., Inc.                                             65,312     628,301
#*         Genesco, Inc.                                                 99,643   5,998,509
#*         Gentherm, Inc.                                               361,646  12,802,268
#*         Global Eagle Entertainment, Inc.                             104,987     646,720
*          Gray Television, Inc.                                        486,737   5,767,833
*          Gray Television, Inc. Class A                                 41,200     461,440
*          Green Brick Partners, Inc.                                    40,456     388,378
#          Guess?, Inc.                                                 105,380   1,345,703
           Harte-Hanks, Inc.                                            457,860     714,262
           Haverty Furniture Cos., Inc.                                 129,116   2,814,729
#          Haverty Furniture Cos., Inc. Class A                          18,855     407,268
#*         hhgregg, Inc.                                                115,650      62,405
#*         Hibbett Sports, Inc.                                         126,069   4,160,277
           Hooker Furniture Corp.                                        87,994   2,921,401
#*         Horizon Global Corp.                                         171,136   3,349,132
#*         Iconix Brand Group, Inc.                                      89,635     922,344
           Insignia Systems, Inc.                                        51,150      78,771
#*         Installed Building Products, Inc.                            203,956   8,341,800
           International Speedway Corp. Class A                          10,850     397,653
*          Intrawest Resorts Holdings, Inc.                             149,772   3,086,801
#*         iRobot Corp.                                                 263,509  15,958,105
*          Isle of Capri Casinos, Inc.                                   65,348   1,555,936
*          J Alexander's Holdings, Inc.                                  14,089     140,890
*          Jaclyn, Inc.                                                  18,527     143,862
#*         JAKKS Pacific, Inc.                                          146,564     747,476
#*         Jamba, Inc.                                                  112,099   1,020,101
           Johnson Outdoors, Inc. Class A                                65,549   2,260,130
*          K12, Inc.                                                    217,773   4,340,216
#          KB Home                                                      406,777   6,663,007
#*         Kirkland's, Inc.                                             182,875   2,538,305
#*         Kona Grill, Inc.                                              69,063     631,926
*          Koss Corp.                                                   115,135     249,843
*          La Quinta Holdings, Inc.                                     114,469   1,617,447
           La-Z-Boy, Inc.                                               546,869  15,640,453
*          Lakeland Industries, Inc.                                     41,792     453,443
(degrees)* Lazare Kaplan International, Inc.                             81,643      11,479
#          LCI Industries                                                24,766   2,718,069
           Libbey, Inc.                                                 246,210   4,212,653
           Liberty Tax, Inc.                                              1,442      19,323
*          Liberty TripAdvisor Holdings, Inc. Class A                   161,628   2,901,223
           Lifetime Brands, Inc.                                        109,290   1,633,886
*          Lindblad Expeditions Holdings, Inc.                           25,972     233,488
*          Luby's, Inc.                                                 247,470     908,215
#*         M/I Homes, Inc.                                              195,293   4,909,666
*          Malibu Boats, Inc. Class A                                    51,036     947,228
           Marcus Corp. (The)                                           177,045   5,249,384
           Marine Products Corp.                                        184,504   2,105,191
*          MarineMax, Inc.                                              185,251   3,973,634
#*         McClatchy Co. (The) Class A                                   35,627     411,136
           MDC Holdings, Inc.                                           335,452   9,070,622
*          Meritage Homes Corp.                                          74,993   2,755,993
*          Modine Manufacturing Co.                                     363,427   4,942,607

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
*   Monarch Casino & Resort, Inc.                                 27,353 $   649,907
#*  Motorcar Parts of America, Inc.                              185,771   4,872,773
    Movado Group, Inc.                                           168,657   4,579,038
*   MSG Networks, Inc. Class A                                   409,932   9,510,422
#   NACCO Industries, Inc. Class A                                39,347   2,901,841
#*  Nathan's Famous, Inc.                                         55,586   3,474,125
    National American University Holdings, Inc.                      584       1,256
#   National CineMedia, Inc.                                     669,493   9,814,767
#*  Nautilus, Inc.                                               354,120   6,143,982
*   New Home Co., Inc. (The)                                      10,848     113,253
    New Media Investment Group, Inc.                              83,861   1,278,042
*   New York & Co., Inc.                                         629,975   1,367,046
    Nexstar Media Group, Inc.                                    182,354  11,925,952
*   Nobility Homes, Inc.                                          37,783     603,583
#*  Noodles & Co.                                                  2,395      10,538
    Nutrisystem, Inc.                                            347,024  11,469,143
#*  Ollie's Bargain Outlet Holdings, Inc.                         68,359   2,088,367
#*  Overstock.com, Inc.                                          116,434   1,932,804
#   Oxford Industries, Inc.                                      179,469   9,874,384
    P&F Industries, Inc. Class A                                   6,745      58,884
#*  Papa Murphy's Holdings, Inc.                                   1,900       8,588
*   Pegasus Cos., Inc. (The)                                         523     128,920
#*  Penn National Gaming, Inc.                                   102,419   1,411,334
*   Perfumania Holdings, Inc.                                     56,683     110,532
*   Perry Ellis International, Inc.                              115,761   2,730,802
#   PetMed Express, Inc.                                         201,512   4,270,039
#   Pier 1 Imports, Inc.                                         589,291   4,284,146
#*  Popeyes Louisiana Kitchen, Inc.                              268,854  16,988,884
*   Potbelly Corp.                                               119,318   1,551,134
*   QEP Co., Inc.                                                 23,218     464,360
#*  Radio One, Inc. Class D                                      313,686     941,058
#*  Rave Restaurant Group, Inc.                                   23,491      64,365
    RCI Hospitality Holdings, Inc.                                60,552   1,062,688
*   Reading International, Inc. Class A                          148,684   2,430,983
#*  Reading International, Inc. Class B                           11,620     216,713
#*  Red Lion Hotels Corp.                                        154,891   1,239,128
#*  Red Robin Gourmet Burgers, Inc.                              142,457   6,773,830
*   Regis Corp.                                                  365,059   5,081,621
#   Rent-A-Center, Inc.                                          114,820   1,028,787
    Rocky Brands, Inc.                                            55,746     705,187
*   Ruby Tuesday, Inc.                                           448,164     878,401
    Ruth's Hospitality Group, Inc.                               392,548   6,732,198
    Saga Communications, Inc. Class A                             51,688   2,599,906
    Salem Media Group, Inc.                                      166,500   1,015,650
    Scholastic Corp.                                               3,144     143,932
#*  Scientific Games Corp. Class A                                 7,414     126,038
*   Sears Hometown and Outlet Stores, Inc.                         7,887      28,788
    SeaWorld Entertainment, Inc.                                 375,012   6,791,467
#*  Select Comfort Corp.                                         443,759   8,955,057
#*  Sequential Brands Group, Inc.                                 38,898     180,098
#*  Shake Shack, Inc. Class A                                     15,948     563,124
*   Shiloh Industries, Inc.                                      154,561   1,853,186
#   Shoe Carnival, Inc.                                          141,482   3,617,695

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Consumer Discretionary -- (Continued)
#*  Shutterfly, Inc.                                             231,895 $ 11,903,170
#*  Skyline Corp.                                                 71,594      749,589
#   Sonic Automotive, Inc. Class A                               383,075    8,963,955
#   Sonic Corp.                                                  598,492   14,902,451
*   Spanish Broadcasting System, Inc. Class A                     30,360       32,789
    Spartan Motors, Inc.                                         252,045    1,991,156
    Speedway Motorsports, Inc.                                   236,792    5,088,660
#*  Sportsman's Warehouse Holdings, Inc.                         100,400      746,976
#   Stage Stores, Inc.                                           214,362      600,214
    Standard Motor Products, Inc.                                260,292   12,980,762
    Stanley Furniture Co., Inc.                                   39,298       36,940
#   Stein Mart, Inc.                                             349,228    1,278,174
#*  Stoneridge, Inc.                                             309,084    5,072,068
    Strattec Security Corp.                                       29,752      916,362
#*  Strayer Education, Inc.                                       91,882    7,442,442
#   Sturm Ruger & Co., Inc.                                      196,827   10,382,624
    Superior Industries International, Inc.                      231,847    5,344,073
    Superior Uniform Group, Inc.                                 112,846    1,920,639
*   Sypris Solutions, Inc.                                       142,954      130,088
*   Tandy Leather Factory, Inc.                                  101,284      784,951
#*  Tile Shop Holdings, Inc.                                     164,820    3,148,062
#*  Tilly's, Inc. Class A                                         62,641      839,389
#   Time, Inc.                                                   463,636    8,924,993
*   TopBuild Corp.                                               163,371    6,062,698
    Tower International, Inc.                                    148,066    3,879,329
*   Town Sports International Holdings, Inc.                      84,473      249,195
*   Townsquare Media, Inc. Class A                                 3,769       40,253
*   Trans World Entertainment Corp.                              218,126      599,847
#   tronc, Inc.                                                    5,192       68,846
#*  Tuesday Morning Corp.                                        298,808    1,284,874
*   UCP, Inc. Class A                                             49,067      556,910
*   Unifi, Inc.                                                  158,494    4,261,904
#*  Universal Electronics, Inc.                                  172,877   10,286,181
    Universal Technical Institute, Inc.                          149,428      479,664
*   US Auto Parts Network, Inc.                                  126,917      430,249
#*  Vera Bradley, Inc.                                           256,011    2,933,886
#*  Vince Holding Corp.                                           94,431      288,015
#*  Vitamin Shoppe, Inc.                                         282,607    6,118,442
*   VOXX International Corp.                                     156,170      655,914
*   WCI Communities, Inc.                                         44,030    1,030,302
*   West Marine, Inc.                                            180,452    1,672,790
#   Weyco Group, Inc.                                            109,555    3,087,260
#*  William Lyon Homes Class A                                   160,329    2,829,807
#   Wingstop, Inc.                                                15,264      434,566
    Winmark Corp.                                                 54,273    6,010,735
#   Winnebago Industries, Inc.                                   334,304   10,497,146
#   World Wrestling Entertainment, Inc. Class A                   54,498    1,067,071
#*  ZAGG, Inc.                                                   229,917    1,540,444
#*  Zumiez, Inc.                                                 259,977    5,212,539
                                                                         ------------
Total Consumer Discretionary                                              869,385,012
                                                                         ------------
Consumer Staples -- (2.9%)
#   Alico, Inc.                                                   67,264    1,812,765

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Consumer Staples -- (Continued)
#*  Alliance One International, Inc.                              71,003 $  1,182,200
    Andersons, Inc. (The)                                        256,082    9,667,095
*   Bridgford Foods Corp.                                         72,953      867,046
#   Calavo Growers, Inc.                                         183,938   10,171,771
*   CCA Industries, Inc.                                          35,363       91,944
*   Central Garden & Pet Co.                                      75,174    2,469,466
*   Central Garden & Pet Co. Class A                             313,113    9,637,618
#*  Chefs' Warehouse, Inc. (The)                                 108,231    1,807,458
#   Coca-Cola Bottling Co. Consolidated                           73,233   12,364,660
*   Coffee Holding Co., Inc.                                      14,908       67,831
#*  Craft Brew Alliance, Inc.                                    194,778    2,960,626
#   Dean Foods Co.                                               598,629   11,888,772
#*  Farmer Brothers Co.                                          122,420    4,260,216
    Ingles Markets, Inc. Class A                                 151,787    6,868,362
    Inter Parfums, Inc.                                          301,612   10,284,969
#*  Inventure Foods, Inc.                                         19,408      116,254
#   John B. Sanfilippo & Son, Inc.                                71,879    4,728,919
#*  Landec Corp.                                                 245,729    3,096,185
*   Lifevantage Corp.                                              5,000       36,100
#*  Lifeway Foods, Inc.                                          149,735    1,612,646
    Limoneira Co.                                                  9,354      159,018
#   Mannatech, Inc.                                               10,017      198,837
    Medifast, Inc.                                               135,272    5,704,420
#   MGP Ingredients, Inc.                                        186,068    7,887,423
*   Natural Alternatives International, Inc.                      70,731      806,333
#*  Natural Grocers by Vitamin Cottage, Inc.                      47,323      598,163
    Natural Health Trends Corp.                                    4,297      107,769
    Nature's Sunshine Products, Inc.                             152,000    1,938,000
    Nutraceutical International Corp.                             60,690    2,033,115
    Oil-Dri Corp. of America                                      56,286    1,894,024
*   Omega Protein Corp.                                          159,161    3,971,067
#   Orchids Paper Products Co.                                    68,186    1,862,160
*   Primo Water Corp.                                            112,913    1,458,836
#*  Revlon, Inc. Class A                                         254,393    8,509,446
    Rocky Mountain Chocolate Factory, Inc.                        70,128      768,603
    Scope Industries                                               7,501      966,691
*   Seneca Foods Corp. Class A                                    37,136    1,331,326
*   Seneca Foods Corp. Class B                                    11,120      428,676
#*  Smart & Final Stores, Inc.                                     9,457      135,708
    SpartanNash Co.                                              316,634   11,987,763
#*  SUPERVALU, Inc.                                              417,404    1,636,224
*   Tofutti Brands, Inc.                                          15,154       27,277
    United-Guardian, Inc.                                         39,576      605,513
    Universal Corp.                                              125,864    8,558,752
#*  USANA Health Sciences, Inc.                                  167,562   10,439,113
#   Village Super Market, Inc. Class A                            69,246    2,097,461
#   WD-40 Co.                                                    145,060   15,253,059
    Weis Markets, Inc.                                            10,492      623,644
                                                                         ------------
Total Consumer Staples                                                    187,981,324
                                                                         ------------
Energy -- (2.2%)
    Adams Resources & Energy, Inc.                                39,154    1,517,218
#   Alon USA Energy, Inc.                                        503,622    5,670,784

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Energy -- (Continued)
#*  Approach Resources, Inc.                                        22,469 $    73,024
*   Barnwell Industries, Inc.                                       68,834     115,297
#*  Bill Barrett Corp.                                             216,595   1,418,697
#*  Callon Petroleum Co.                                            89,526   1,367,957
*   Clayton Williams Energy, Inc.                                   80,084  11,648,218
*   Clean Energy Fuels Corp.                                       522,858   1,354,202
#*  Cloud Peak Energy, Inc.                                        368,334   2,095,820
*   Contango Oil & Gas Co.                                         162,587   1,316,955
*   Dawson Geophysical Co.                                         153,310   1,214,215
    Delek US Holdings, Inc.                                         28,777     644,605
*   Denbury Resources, Inc.                                        316,269   1,059,501
#   DHT Holdings, Inc.                                             588,995   2,762,387
#*  Dorian LPG, Ltd.                                                14,701     166,268
*   Eclipse Resources Corp.                                        589,618   1,450,460
*   ENGlobal Corp.                                                 160,389     445,881
*   Era Group, Inc.                                                 49,263     771,459
    Evolution Petroleum Corp.                                       70,677     614,890
*   Exterran Corp.                                                  36,768   1,140,543
#*  Forum Energy Technologies, Inc.                                461,025  10,004,242
#   GasLog, Ltd.                                                     3,624      60,521
#*  Gastar Exploration, Inc.                                        20,484      34,823
#*  Geospace Technologies Corp.                                     69,429   1,620,473
#   Green Plains, Inc.                                             250,552   5,637,420
    Gulf Island Fabrication, Inc.                                  103,081   1,432,826
#*  Gulfmark Offshore, Inc. Class A                                 98,074     166,726
    Hallador Energy Co.                                              9,290      87,326
#*  Helix Energy Solutions Group, Inc.                           1,028,627   8,722,757
#*  Hornbeck Offshore Services, Inc.                                 6,673      48,379
*   Independence Contract Drilling, Inc.                             3,344      21,201
*   International Seaways, Inc.                                      1,152      20,022
*   ION Geophysical Corp.                                           68,868     399,434
#*  Jones Energy, Inc. Class A                                      20,939      93,179
*   Matrix Service Co.                                             284,484   6,372,442
#*  McDermott International, Inc.                                  677,285   5,486,009
*   Mitcham Industries, Inc.                                        85,359     414,418
*   Natural Gas Services Group, Inc.                                73,518   2,109,967
#*  Newpark Resources, Inc.                                        869,570   6,565,253
#   Nordic American Offshore, Ltd.                                     571       1,570
#   Nordic American Tankers, Ltd.                                   66,007     570,300
#*  Northern Oil and Gas, Inc.                                      36,749     132,296
#*  Oil States International, Inc.                                 162,725   6,427,638
#   Overseas Shipholding Group, Inc. Class A                         3,457      16,974
*   Pacific Ethanol, Inc.                                          106,385     755,334
#   Panhandle Oil and Gas, Inc. Class A                            123,476   2,716,472
#*  Par Pacific Holdings, Inc.                                      59,280     861,338
*   Parker Drilling Co.                                            890,461   2,270,676
#*  PetroQuest Energy, Inc.                                         14,199      59,920
*   PHI, Inc. Non-Voting                                           106,145   1,682,398
#*  PHI, Inc. Voting                                                 9,745     152,217
*   Pioneer Energy Services Corp.                                  582,758   3,671,375
#*  Renewable Energy Group, Inc.                                   344,046   2,993,200
#*  REX American Resources Corp.                                    53,577   4,448,498
#*  RigNet, Inc.                                                    57,598   1,137,561

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                          SHARES      VALUE+
                                                                         --------- ------------
Energy -- (Continued)
#*          Ring Energy, Inc.                                               83,571 $  1,103,137
#           Scorpio Tankers, Inc.                                          539,419    2,065,975
#*          SEACOR Holdings, Inc.                                           14,820    1,090,307
#           Ship Finance International, Ltd.                                   912       13,680
#*          Synergy Resources Corp.                                      1,038,982    8,945,635
(degrees)#* Syntroleum Corp.                                                44,574       16,492
#           Teekay Tankers, Ltd. Class A                                   401,824      984,469
#*          Tesco Corp.                                                    332,130    2,856,318
*           TETRA Technologies, Inc.                                       361,561    1,793,343
#*          Unit Corp.                                                     419,232   10,900,032
#*          Uranium Resources, Inc.                                         59,583      127,508
#*          Vaalco Energy, Inc.                                            126,413      147,903
#*          Willbros Group, Inc.                                           242,301      734,172
                                                                                   ------------
Total Energy                                                                        144,822,537
                                                                                   ------------
Financials -- (20.1%)
            1st Constitution Bancorp                                        17,977      302,014
            1st Source Corp.                                               217,852    9,827,304
            A-Mark Precious Metals, Inc.                                    70,621    1,339,680
#           Access National Corp.                                           64,493    1,720,673
            ACNB Corp.                                                       1,855       55,650
*           Allegiance Bancshares, Inc.                                      6,979      226,469
*           Ambac Financial Group, Inc.                                    259,699    5,432,903
            American Equity Investment Life Holding Co.                     42,224      996,486
            American National Bankshares, Inc.                              54,415    1,931,732
*           American River Bankshares                                       20,521      307,815
            Ameris Bancorp                                                 354,127   15,971,128
#           AMERISAFE, Inc.                                                207,436   13,078,840
#           AmeriServ Financial, Inc.                                      191,854      757,823
*           Anchor Bancorp, Inc.                                               800       21,560
            Argo Group International Holdings, Ltd.                         37,180    2,377,661
#           Arrow Financial Corp.                                          129,038    4,555,041
*           Asta Funding, Inc.                                              55,796      569,119
            Astoria Financial Corp.                                        782,419   14,795,543
            Atlantic American Corp.                                          7,131       26,741
#*          Atlantic Capital Bancshares, Inc.                                3,238       61,846
*           Atlantic Coast Financial Corp.                                     738        5,332
*           Atlanticus Holdings Corp.                                      140,864      400,054
*           Atlas Financial Holdings, Inc.                                  40,544      689,248
            Auburn National Bancorporation, Inc.                            11,571      380,107
            Baldwin & Lyons, Inc. Class A                                    3,548       86,287
            Baldwin & Lyons, Inc. Class B                                   90,872    2,180,928
#           Banc of California, Inc.                                       303,571    4,796,422
#           BancFirst Corp.                                                121,556   11,468,809
            Bancorp of New Jersey, Inc.                                      1,246       17,257
*           Bancorp, Inc. (The)                                            265,373    1,589,584
            Bank Mutual Corp.                                              265,543    2,535,936
            Bank of Commerce Holdings                                       24,603      244,800
            Bank of Marin Bancorp                                            4,395      295,344
            BankFinancial Corp.                                            211,872    2,853,916
            Bankwell Financial Group, Inc.                                   1,081       31,684
            Banner Corp.                                                   178,764   10,032,236
#           Bar Harbor Bankshares                                           51,296    2,222,656

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
    BCB Bancorp, Inc.                                             54,608 $   739,938
    Bear State Financial, Inc.                                    55,664     560,536
    Beneficial Bancorp, Inc.                                     430,823   7,690,191
    Berkshire Hills Bancorp, Inc.                                237,928   8,422,651
    Blue Hills Bancorp, Inc.                                      37,725     716,775
    BNC Bancorp                                                  143,828   5,069,937
#*  BofI Holding, Inc.                                           689,616  20,343,672
    Boston Private Financial Holdings, Inc.                      916,122  15,116,013
#   Bridge Bancorp, Inc.                                          71,937   2,600,523
    Brookline Bancorp, Inc.                                      674,931  10,630,163
#   Bryn Mawr Bank Corp.                                         132,750   5,316,637
*   BSB Bancorp, Inc.                                              3,932     109,113
    C&F Financial Corp.                                           14,666     635,771
    Calamos Asset Management, Inc. Class A                       142,949   1,203,631
#   California First National Bancorp                             81,133   1,310,298
    Camden National Corp.                                        121,443   5,037,456
#   Capital Bank Financial Corp. Class A                         170,500   6,717,700
    Capital City Bank Group, Inc.                                145,010   3,000,257
    Cardinal Financial Corp.                                     339,821  10,656,787
*   Carolina Bank Holdings, Inc.                                   4,335     120,080
    Carolina Financial Corp.                                      16,385     490,731
*   Carver Bancorp, Inc.                                             300       1,074
*   Cascade Bancorp                                              164,029   1,307,311
    CenterState Banks, Inc.                                      334,132   8,149,479
    Central Pacific Financial Corp.                              228,024   7,143,992
    Central Valley Community Bancorp                               6,608     133,680
    Century Bancorp, Inc. Class A                                 18,900   1,139,670
    Charter Financial Corp.                                       23,163     397,940
    Chemical Financial Corp.                                     125,062   6,181,815
#   Citizens & Northern Corp.                                     19,335     459,400
    Citizens Community Bancorp, Inc.                               4,432      55,223
    Citizens First Corp.                                           1,442      28,119
    Citizens Holding Co.                                           9,925     253,088
#*  Citizens, Inc.                                               389,685   3,608,483
#   City Holding Co.                                             165,692  10,784,892
#   Clifton Bancorp, Inc.                                        126,133   1,957,584
    CNB Financial Corp.                                           64,797   1,520,138
#   CoBiz Financial, Inc.                                        342,471   6,000,092
    Codorus Valley Bancorp, Inc.                                  13,332     342,232
#   Cohen & Steers, Inc.                                          46,609   1,626,188
*   Colony Bankcorp, Inc.                                         39,491     546,950
#   Columbia Banking System, Inc.                                359,981  14,312,845
#   Community Bank System, Inc.                                  237,250  13,845,910
*   Community Bankers Trust Corp.                                  2,000      15,000
    Community Trust Bancorp, Inc.                                156,502   7,238,217
    Community West Bancshares                                     12,713     129,037
    ConnectOne Bancorp, Inc.                                     173,150   4,276,805
*   Consumer Portfolio Services, Inc.                            186,718     892,512
#*  Cowen Group, Inc. Class A                                     87,537   1,313,055
    Crawford & Co. Class A                                       281,599   2,601,975
#   Crawford & Co. Class B                                       146,319   1,773,386
*   CU Bancorp                                                    23,024     834,620
*   Customers Bancorp, Inc.                                      220,516   7,598,981

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
#   CVB Financial Corp.                                           36,585 $   824,626
    Diamond Hill Investment Group, Inc.                            2,357     476,585
    Dime Community Bancshares, Inc.                              354,254   7,581,036
    Donegal Group, Inc. Class A                                  171,699   2,827,883
    Donegal Group, Inc. Class B                                   34,951     568,828
    Drive Shack, Inc.                                             12,477      51,655
    Eagle Bancorp Montana, Inc.                                      578      12,080
*   Eagle Bancorp, Inc.                                           74,445   4,559,756
    Eastern Virginia Bankshares, Inc.                              8,084      80,840
#*  eHealth, Inc.                                                149,365   1,831,215
    EMC Insurance Group, Inc.                                    173,655   5,062,043
    Employers Holdings, Inc.                                     300,361  10,948,158
#*  Encore Capital Group, Inc.                                   292,796   9,062,036
#*  Enova International, Inc.                                    205,859   2,902,612
#   Enterprise Bancorp, Inc.                                      38,650   1,299,026
#   Enterprise Financial Services Corp.                          156,214   6,506,313
*   Equity Bancshares, Inc. Class A                                3,637     118,784
    ESSA Bancorp, Inc.                                            55,542     879,230
    Evans Bancorp, Inc.                                           11,978     441,988
#*  Ezcorp, Inc. Class A                                         287,020   2,841,498
    Farmers Capital Bank Corp.                                    31,967   1,187,574
#   Farmers National Banc Corp.                                   40,712     512,971
    FBL Financial Group, Inc. Class A                            255,509  17,834,528
*   FCB Financial Holdings, Inc. Class A                         170,251   7,993,284
    Federal Agricultural Mortgage Corp. Class A                    4,200     252,000
    Federal Agricultural Mortgage Corp. Class C                   74,349   4,138,265
    Federated National Holding Co.                               137,347   2,518,944
#   Fidelity & Guaranty Life                                       4,825     115,559
#   Fidelity Southern Corp.                                      196,482   4,568,206
    Fifth Street Asset Management, Inc.                            1,950      14,918
    Financial Institutions, Inc.                                  90,860   2,993,837
*   First Acceptance Corp.                                        59,247      94,203
*   First BanCorp(318672706)                                     728,203   4,893,524
#   First Bancorp(318910106)                                     147,530   4,318,203
#   First Bancorp, Inc.                                           76,458   2,064,366
*   First Bancshares, Inc.                                           730       8,395
    First Bancshares, Inc. (The)                                   4,594     127,024
#   First Busey Corp.                                            343,335  10,042,549
    First Business Financial Services, Inc.                       22,960     556,321
    First Commonwealth Financial Corp.                           752,663  10,627,602
    First Community Bancshares, Inc.                             116,630   3,393,933
    First Connecticut Bancorp, Inc.                               38,138     863,826
    First Defiance Financial Corp.                                69,039   3,345,630
#   First Financial Bancorp                                      530,631  14,618,884
    First Financial Corp.                                         94,531   4,570,574
    First Financial Northwest, Inc.                               56,086   1,163,784
#*  First Foundation, Inc.                                        48,920     709,340
#   First Interstate BancSystem, Inc. Class A                    183,456   7,549,214
    First Merchants Corp.                                        303,564  11,635,608
    First Mid-Illinois Bancshares, Inc.                            1,087      34,251
    First Midwest Bancorp, Inc.                                  650,611  15,796,835
#*  First NBC Bank Holding Co.                                    58,827     235,308
*   First Northwest Bancorp                                        3,844      56,930

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                        SHARES    VALUE+
                                                                        ------- -----------
Financials -- (Continued)
#          First of Long Island Corp. (The)                              63,707 $ 1,726,460
(degrees)* First Place Financial Corp.                                  153,683          --
           First South Bancorp, Inc.                                     59,381     735,731
*          First United Corp.                                            31,308     447,704
           FirstCash, Inc.                                              172,206   7,353,196
*          Flagstar Bancorp, Inc.                                       293,056   7,552,053
           Flushing Financial Corp.                                     240,895   6,552,344
#*         FNFV Group                                                   102,368   1,330,784
*          Franklin Financial Network, Inc.                              11,138     429,370
           Gain Capital Holdings, Inc.                                  190,778   1,432,743
           GAMCO Investors, Inc. Class A                                 21,933     640,444
*          Genworth Financial, Inc. Class A                             171,929     577,681
           German American Bancorp, Inc.                                 87,773   4,212,226
#*         Global Indemnity, Ltd.                                        58,539   2,312,876
           Great Southern Bancorp, Inc.                                  94,746   4,742,037
#*         Green Bancorp, Inc.                                            8,244     141,385
*          Green Dot Corp. Class A                                      513,948  13,773,806
#          Greenhill & Co., Inc.                                        325,051   9,605,257
#*         Greenlight Capital Re, Ltd. Class A                          269,764   6,096,666
           Guaranty Bancorp                                             112,535   2,723,347
           Guaranty Federal Bancshares, Inc.                             17,335     353,634
*          Hallmark Financial Services, Inc.                            119,704   1,309,562
#          Hanmi Financial Corp.                                        366,407  12,146,392
           Hawthorn Bancshares, Inc.                                      6,699     129,626
#          HCI Group, Inc.                                              113,633   4,699,861
           Heartland Financial USA, Inc.                                157,360   7,364,448
#          Hennessy Advisors, Inc.                                        2,124      59,068
           Heritage Commerce Corp.                                      273,580   3,841,063
           Heritage Financial Corp.                                     185,193   4,722,421
#          Heritage Insurance Holdings, Inc.                             91,064   1,291,288
           Heritage Oaks Bancorp                                         10,165     137,634
#          Hingham Institution for Savings                               14,598   2,823,107
*          HMN Financial, Inc.                                           37,346     681,565
#          Home Bancorp, Inc.                                             4,852     172,586
*          HomeStreet, Inc.                                             155,149   4,064,904
*          HomeTrust Bancshares, Inc.                                    38,126     943,618
           Hope Bancorp, Inc.                                           188,893   3,949,753
           HopFed Bancorp, Inc.                                          18,198     258,230
           Horace Mann Educators Corp.                                  408,077  16,873,984
           Horizon Bancorp                                              113,784   2,916,284
*          Impac Mortgage Holdings, Inc.                                  3,107      42,939
           Independence Holding Co.                                      73,095   1,454,590
           Independent Bank Corp.(453836108)                            216,294  13,485,931
           Independent Bank Corp.(453838609)                             34,130     716,730
           Independent Bank Group, Inc.                                  69,528   4,321,165
           Infinity Property & Casualty Corp.                           121,048  10,513,019
           International Bancshares Corp.                                20,877     774,537
*          INTL. FCStone, Inc.                                          135,588   5,000,485
           Investment Technology Group, Inc.                            182,620   3,674,314
#          Investors Title Co.                                           21,120   2,566,502
           James River Group Holdings, Ltd.                              41,075   1,628,624
*          KCG Holdings, Inc. Class A                                   355,049   4,960,035
           Kearny Financial Corp.                                       360,183   5,492,791

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
#   Kentucky First Federal Bancorp                                  38,012 $   361,114
#   Kingstone Cos., Inc.                                            19,128     228,580
#*  Ladenburg Thalmann Financial Services, Inc.                    234,436     539,203
#   Lake Shore Bancorp, Inc.                                         3,521      55,808
    Lakeland Bancorp, Inc.                                         279,158   5,178,381
#   Lakeland Financial Corp.                                       227,111  10,088,271
    Landmark Bancorp, Inc.                                          16,336     498,248
#   LegacyTexas Financial Group, Inc.                              418,874  17,307,874
#*  LendingTree, Inc.                                               70,500   7,888,950
    Macatawa Bank Corp.                                            216,937   2,217,096
    Mackinac Financial Corp.                                        42,649     566,379
*   Magyar Bancorp, Inc.                                            15,818     203,973
    Maiden Holdings, Ltd.                                          580,776  10,308,774
    MainSource Financial Group, Inc.                               174,457   5,732,657
*   Malvern Bancorp, Inc.                                            9,008     185,114
#   Manning & Napier, Inc.                                          40,055     278,382
    Marlin Business Services Corp.                                  75,977   1,743,672
#*  MBIA, Inc.                                                   1,060,367  10,815,743
#   MBT Financial Corp.                                             94,700   1,022,760
    Mercantile Bank Corp.                                           75,754   2,446,854
#   Merchants Bancshares, Inc.                                      61,287   3,125,637
#   Meridian Bancorp, Inc.                                         369,887   6,972,370
#   Meta Financial Group, Inc.                                      83,759   7,358,228
#   Mid Penn Bancorp, Inc.                                           7,759     192,035
#   MidSouth Bancorp, Inc.                                          60,911     880,164
    MidWestOne Financial Group, Inc.                                18,821     664,570
    Moelis & Co. Class A                                             1,844      62,880
*   MSB Financial Corp.                                              3,072      43,930
    MutualFirst Financial, Inc.                                     39,230   1,225,937
#   National Bank Holdings Corp. Class A                           191,884   6,236,230
*   National Commerce Corp.                                          6,359     238,463
    National Security Group, Inc. (The)                             12,602     203,396
#   National Western Life Group, Inc. Class A                       13,416   3,932,900
    Navigators Group, Inc. (The)                                   181,882  10,212,674
#   NBT Bancorp, Inc.                                              343,833  14,007,756
    Nelnet, Inc. Class A                                            45,548   2,233,218
*   NewStar Financial, Inc.                                        205,300   1,823,064
*   Nicholas Financial, Inc.                                        43,559     479,149
*   NMI Holdings, Inc. Class A                                     180,670   1,951,236
    Northeast Bancorp                                                4,362      61,940
    Northfield Bancorp, Inc.                                       371,204   6,700,232
#   Northrim BanCorp, Inc.                                          45,974   1,298,765
#   Northwest Bancshares, Inc.                                     887,342  15,146,928
#   Norwood Financial Corp.                                         10,591     386,466
#   OceanFirst Financial Corp.                                     235,670   6,695,385
#*  Ocwen Financial Corp.                                          160,958     848,249
    OFG Bancorp                                                    342,952   4,544,114
#   Ohio Valley Banc Corp.                                          16,910     473,480
    Old Line Bancshares, Inc.                                       32,175     862,612
    Old National Bancorp.                                          594,420  10,550,955
    Old Second Bancorp, Inc.                                       124,171   1,341,047
    OM Asset Management P.L.C.                                      47,367     667,875
*   On Deck Capital, Inc.                                            4,127      20,759

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
    OneBeacon Insurance Group, Ltd. Class A                       95,890 $ 1,556,295
    Oppenheimer Holdings, Inc. Class A                            30,464     520,934
    Opus Bank                                                    158,544   3,226,370
    Oritani Financial Corp.                                      446,815   7,752,240
    Orrstown Financial Services, Inc.                                465      10,207
    Pacific Continental Corp.                                    129,968   3,223,206
#*  Pacific Mercantile Bancorp                                    33,754     241,341
#*  Pacific Premier Bancorp, Inc.                                248,153   9,764,821
#   Park National Corp.                                           33,047   3,661,277
    Park Sterling Corp.                                          339,057   3,966,967
*   Patriot National Bancorp, Inc.                                   290       4,060
    PB Bancorp, Inc.                                               1,325      13,449
    Peapack Gladstone Financial Corp.                            109,671   3,312,613
#   Penns Woods Bancorp, Inc.                                     36,061   1,666,018
#*  PennyMac Financial Services, Inc. Class A                     52,258     883,160
    People's Utah Bancorp                                         19,151     483,563
    Peoples Bancorp of North Carolina, Inc.                       15,956     414,856
    Peoples Bancorp, Inc.                                        113,103   3,511,848
*   PHH Corp.                                                    610,139   8,895,827
*   PICO Holdings, Inc.                                          171,901   2,449,589
*   Piper Jaffray Cos.                                             4,037     284,609
#*  PRA Group, Inc.                                               65,232   2,596,234
    Preferred Bank                                                97,592   5,407,573
    Premier Financial Bancorp, Inc.                               52,464     961,140
    Provident Financial Holdings, Inc.                            69,706   1,291,652
#   Provident Financial Services, Inc.                           138,445   3,664,639
    Prudential Bancorp, Inc.                                      28,330     496,625
#   Pzena Investment Management, Inc. Class A                     81,441     813,596
    QCR Holdings, Inc.                                            32,847   1,377,932
*   Regional Management Corp.                                     63,722   1,593,687
    Renasant Corp.                                               312,327  12,430,615
    Republic Bancorp, Inc. Class A                               194,141   6,726,986
#*  Republic First Bancorp, Inc.                                  76,545     577,915
    Riverview Bancorp, Inc.                                      106,864     819,647
*   Royal Bancshares of Pennsylvania, Inc. Class A                26,610     105,642
    S&T Bancorp, Inc.                                            241,952   9,102,234
*   Safeguard Scientifics, Inc.                                  206,798   2,491,916
    Safety Insurance Group, Inc.                                 151,316  10,849,357
    Salisbury Bancorp, Inc.                                        7,952     308,538
    Sandy Spring Bancorp, Inc.                                   198,781   8,144,058
    SB Financial Group, Inc.                                       2,810      49,878
*   Seacoast Banking Corp. of Florida                            251,103   5,469,023
*   Security National Financial Corp. Class A                     26,859     188,013
*   Select Bancorp, Inc.                                           9,127      94,282
#   ServisFirst Bancshares, Inc.                                 236,948   9,487,398
    Shore Bancshares, Inc.                                        41,649     670,132
    SI Financial Group, Inc.                                      21,141     318,172
    Siebert Financial Corp.                                       13,141      41,394
    Sierra Bancorp                                                92,415   2,473,025
#   Silvercrest Asset Management Group, Inc. Class A               7,987     111,019
#   Simmons First National Corp. Class A                         187,703  11,290,335
    South State Corp.                                            106,243   9,498,124
*   Southern First Bancshares, Inc.                               30,135   1,066,779

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
#   Southern Missouri Bancorp, Inc.                               17,154 $   577,404
    Southern National Bancorp of Virginia, Inc.                    8,462     135,646
#   Southside Bancshares, Inc.                                   228,171   7,794,321
    Southwest Bancorp, Inc.                                      144,836   4,011,957
    Southwest Georgia Financial Corp.                             12,047     243,952
#   State Auto Financial Corp.                                   111,051   2,805,148
    State Bank Financial Corp.                                   189,772   5,017,572
    State National Cos., Inc.                                     94,532   1,300,760
#   Stewart Information Services Corp.                           273,951  11,966,180
#   Stock Yards Bancorp, Inc.                                    208,002   9,318,490
    Stonegate Bank                                                33,344   1,517,485
#   Suffolk Bancorp                                              116,496   4,825,264
#   Summit Financial Group, Inc.                                   1,089      28,477
    Summit State Bank                                              1,118      17,609
#   Sun Bancorp, Inc.                                             77,437   1,935,925
    Sussex Bancorp                                                 8,000     170,000
    Territorial Bancorp, Inc.                                     47,657   1,509,297
    TheStreet, Inc.                                               61,565      50,483
*   Third Point Reinsurance, Ltd.                                 24,855     284,590
    Timberland Bancorp, Inc.                                      70,526   1,474,699
    Tiptree, Inc.                                                223,747   1,465,543
#   Tompkins Financial Corp.                                     119,614  10,831,048
    Towne Bank                                                   163,169   5,254,042
    Trico Bancshares                                             178,700   6,588,669
*   TriState Capital Holdings, Inc.                               80,762   1,792,916
#*  Triumph Bancorp, Inc.                                         12,124     327,954
    TrustCo Bank Corp. NY                                        926,076   7,779,038
#   Trustmark Corp.                                              242,728   8,160,515
*   Unico American Corp.                                         109,255   1,114,401
    Union Bankshares Corp.                                       301,988  11,101,079
#   Union Bankshares, Inc.                                        14,917     619,056
    United Bancshares, Inc.                                        6,297     141,525
    United Community Bancorp                                       1,415      23,984
    United Community Banks, Inc.                                 483,989  13,614,611
    United Community Financial Corp.                             325,806   2,772,609
    United Financial Bancorp, Inc.                               357,959   6,461,160
#   United Fire Group, Inc.                                      190,841   9,007,695
#   United Insurance Holdings Corp.                              120,877   1,652,389
*   United Security Bancshares                                   124,242     981,512
#   Unity Bancorp, Inc.                                           41,646     685,077
    Universal Insurance Holdings, Inc.                           398,215  10,413,322
    Univest Corp. of Pennsylvania                                166,580   4,689,227
    Value Line, Inc.                                              77,668   1,390,257
*   Veritex Holdings, Inc.                                        14,947     405,961
#   Virtus Investment Partners, Inc.                              63,918   6,967,062
#   Waddell & Reed Financial, Inc. Class A                        63,768   1,151,012
*   Walker & Dunlop, Inc.                                        333,619  10,478,973
#*  Walter Investment Management Corp.                             5,902      22,428
    Washington Trust Bancorp, Inc.                               156,537   8,531,266
    WashingtonFirst Bankshares, Inc.                               4,408     122,763
    Waterstone Financial, Inc.                                   140,125   2,536,262
    Wayne Savings Bancshares, Inc.                                 3,361      60,498
    WesBanco, Inc.                                               323,207  13,413,090

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                 SHARES      VALUE+
                                                                 ------- --------------
Financials -- (Continued)
    West Bancorporation, Inc.                                    100,269 $    2,286,133
#   Westamerica Bancorporation                                   105,168      5,968,284
    Western New England Bancorp, Inc.                            215,566      2,090,990
    Westwood Holdings Group, Inc.                                 66,130      3,697,990
#*  WMIH Corp.                                                   173,150        268,383
*   World Acceptance Corp.                                       118,761      5,827,602
    WSFS Financial Corp.                                         207,740      9,410,622
    WVS Financial Corp.                                           12,479        184,065
#*  Xenith Bankshares, Inc.                                        3,239         84,344
    Yadkin Financial Corp.                                       238,670      7,637,440
                                                                         --------------
Total Financials                                                          1,319,083,906
                                                                         --------------
Health Care -- (7.8%)
#   Abaxis, Inc.                                                 168,822      8,602,325
#*  Abeona Therapeutics, Inc.                                      4,655         21,413
#*  Accuray, Inc.                                                 61,702        354,786
#   Aceto Corp.                                                  330,473      6,308,730
#*  Achillion Pharmaceuticals, Inc.                               42,538        177,383
#*  Acorda Therapeutics, Inc.                                    270,079      5,536,619
#*  Adamas Pharmaceuticals, Inc.                                  18,810        298,515
*   Addus HomeCare Corp.                                         127,561      4,356,208
#*  Air Methods Corp.                                            243,263      8,684,489
#*  Albany Molecular Research, Inc.                              329,931      6,070,730
*   Alliance HealthCare Services, Inc.                            75,507        738,081
#*  Allied Healthcare Products, Inc.                               7,084         15,797
*   Almost Family, Inc.                                           71,828      3,393,873
*   AMAG Pharmaceuticals, Inc.                                   129,586      3,123,023
#*  Amedisys, Inc.                                               228,529     10,471,199
*   American Shared Hospital Services                             35,563        160,034
#*  Amicus Therapeutics, Inc.                                     24,827        136,549
#*  AMN Healthcare Services, Inc.                                227,028      8,138,954
#*  Amphastar Pharmaceuticals, Inc.                              215,559      3,395,054
#   Analogic Corp.                                               143,016     11,105,192
*   AngioDynamics, Inc.                                          231,359      3,723,723
#*  ANI Pharmaceuticals, Inc.                                     42,543      2,571,724
#*  Anika Therapeutics, Inc.                                     177,302      8,960,843
#*  Aptevo Therapeutics, Inc.                                    172,150        342,579
#*  Aralez Pharmaceuticals, Inc.                                  35,680        150,213
*   Ardelyx, Inc.                                                 13,784        165,408
*   Arrhythmia Research Technology, Inc.                          16,626         69,995
*   Assembly Biosciences, Inc.                                     4,746         88,133
#   Atrion Corp.                                                  19,851      9,699,199
#*  aTyr Pharma, Inc.                                             26,979         89,031
*   Aviragen Therapeutics, Inc.                                   69,328         90,126
*   Bioptix, Inc.                                                  3,636         11,453
*   BioScrip, Inc.                                                43,127         59,084
#*  BioSpecifics Technologies Corp.                               46,311      2,375,291
*   BioTelemetry, Inc.                                           309,588      7,136,003
*   Bovie Medical Corp.                                           73,280        276,998
*   Calithera Biosciences, Inc.                                    2,407         16,849
#*  Cambrex Corp.                                                327,983     17,202,708
#*  Capital Senior Living Corp.                                  305,832      5,098,219
#*  Cara Therapeutics, Inc.                                       57,012        873,424

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Health Care -- (Continued)
#*  Chimerix, Inc.                                                74,766 $   406,727
*   Cidara Therapeutics, Inc.                                      1,050      10,395
#*  Civitas Solutions, Inc.                                       17,438     319,115
#   Computer Programs & Systems, Inc.                             96,128   2,172,493
*   Concert Pharmaceuticals, Inc.                                 69,363     613,863
#   CONMED Corp.                                                 255,210  11,379,814
*   Corcept Therapeutics, Inc.                                    50,082     356,083
*   CorVel Corp.                                                 262,442  10,064,651
*   Cross Country Healthcare, Inc.                               224,827   3,253,247
#   CryoLife, Inc.                                               319,557   6,071,583
*   Cumberland Pharmaceuticals, Inc.                             169,380   1,043,381
*   Cutera, Inc.                                                 110,074   2,036,369
#*  Cyclacel Pharmaceuticals, Inc.                                 7,783      36,969
#*  Cynosure, Inc. Class A                                       258,990  13,830,066
#*  Depomed, Inc.                                                170,853   3,090,731
*   Derma Sciences, Inc.                                          14,011      98,077
#*  Dicerna Pharmaceuticals, Inc.                                  7,960      19,820
    Digirad Corp.                                                104,281     526,619
*   Electromed, Inc.                                              15,464      61,237
#*  Emergent BioSolutions, Inc.                                  409,388  12,392,175
#*  Enanta Pharmaceuticals, Inc.                                  41,053   1,359,881
#   Ensign Group, Inc. (The)                                     488,176   9,929,500
*   Enzo Biochem, Inc.                                           340,388   2,273,792
*   Epizyme, Inc.                                                 15,228     159,894
*   Esperion Therapeutics, Inc.                                    9,244     112,037
*   Exactech, Inc.                                                99,378   2,449,668
#*  Five Prime Therapeutics, Inc.                                212,497   9,734,488
*   Five Star Quality Care, Inc.                                  67,039     191,061
*   Fluidigm Corp.                                                26,439     167,359
#*  Genesis Healthcare, Inc.                                     157,294     646,478
#*  Haemonetics Corp.                                             39,634   1,579,811
#*  Halyard Health, Inc.                                         303,521  11,676,453
#*  Harvard Bioscience, Inc.                                     295,052     885,156
#*  HealthEquity, Inc.                                             2,308     106,745
#*  HealthStream, Inc.                                           280,118   6,431,509
*   Heska Corp.                                                    1,191      94,827
*   HMS Holdings Corp.                                           412,783   7,496,139
*   Icad, Inc.                                                     5,421      20,220
*   ICU Medical, Inc.                                             78,338  10,740,140
#*  Infinity Pharmaceuticals, Inc.                                16,756      34,685
*   InfuSystem Holdings, Inc.                                      5,697      13,103
#*  Innoviva, Inc.                                                15,923     168,784
#*  Inogen, Inc.                                                 134,875   8,681,904
#*  Inotek Pharmaceuticals Corp.                                   1,700       2,720
#*  Integer Holdings Corp.                                       284,237   9,209,279
#   Invacare Corp.                                               272,732   3,136,418
*   IRIDEX Corp.                                                  60,163     839,274
*   Juniper Pharmaceuticals, Inc.                                 11,038      57,398
*   Karyopharm Therapeutics, Inc.                                 46,955     485,984
    Kewaunee Scientific Corp.                                     25,060     635,271
*   Kindred Biosciences, Inc.                                    225,867   1,479,429
#   Kindred Healthcare, Inc.                                     557,636   3,708,279
#   Landauer, Inc.                                                46,533   2,389,470

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                        SHARES    VALUE+
                                                                        ------- -----------
Health Care -- (Continued)
#*         Lannett Co., Inc.                                             24,987 $   503,488
#*         Lantheus Holdings, Inc.                                       36,361     309,069
#          LeMaitre Vascular, Inc.                                      196,520   4,462,969
*          LHC Group, Inc.                                              170,786   8,561,502
#*         Lipocine, Inc.                                                20,242      73,276
#*         Luminex Corp.                                                325,321   6,577,991
*          Magellan Health, Inc.                                         23,895   1,790,930
(degrees)* MedCath Corp.                                                 92,602          --
*          MediciNova, Inc.                                              13,382      74,404
#          Meridian Bioscience, Inc.                                    347,364   4,550,468
*          Merit Medical Systems, Inc.                                  505,117  12,829,972
*          Mirati Therapeutics, Inc.                                     20,482     104,458
*          Misonix, Inc.                                                 62,661     664,207
#*         Momenta Pharmaceuticals, Inc.                                 59,491   1,124,380
           National HealthCare Corp.                                    104,118   7,793,232
#          National Research Corp. Class A                              200,790   3,503,785
           National Research Corp. Class B                               33,719   1,368,317
#*         Natus Medical, Inc.                                          355,299  13,874,426
#*         NeoGenomics, Inc.                                             47,504     382,882
*          NewLink Genetics Corp.                                         2,339      28,466
*          Nuvectra Corp.                                                94,243     733,211
#*         Omnicell, Inc.                                               390,314  14,012,273
*          OraSure Technologies, Inc.                                   420,669   3,710,301
#*         Orthofix International NV                                    193,668   6,960,428
#*         Otonomy, Inc.                                                 64,974     951,869
#*         OvaScience, Inc.                                               6,702      10,589
#          PDL BioPharma, Inc.                                          902,052   1,984,514
#*         Pfenex, Inc.                                                   6,488      51,774
*          PharmAthene, Inc.                                             25,324      78,504
*          PharMerica Corp.                                             320,632   7,951,674
           Phibro Animal Health Corp. Class A                            78,901   2,106,657
*          Prestige Brands Holdings, Inc.                                33,614   1,773,475
#*         Progenics Pharmaceuticals, Inc.                                4,992      44,529
*          ProPhase Labs, Inc.                                           56,585     107,512
#*         Providence Service Corp. (The)                               166,898   6,450,608
           Psychemedics Corp.                                             4,060      76,612
#*         PTC Therapeutics, Inc.                                        35,252     461,801
           Quality Systems, Inc.                                        483,271   7,253,898
#*         Quidel Corp.                                                 209,539   3,977,050
#*         Quorum Health Corp.                                           35,985     316,308
#*         RadNet, Inc.                                                 254,569   1,476,500
#*         Repligen Corp.                                               336,367  10,104,465
#*         Retrophin, Inc.                                               93,305   1,830,644
*          RTI Surgical, Inc.                                           463,506   1,506,394
#*         Sangamo Therapeutics, Inc.                                     8,538      29,883
*          SciClone Pharmaceuticals, Inc.                               567,595   5,761,089
*          SeaSpine Holdings Corp.                                        2,179      15,863
*          Select Medical Holdings Corp.                                100,137   1,246,706
#          Simulations Plus, Inc.                                       128,297   1,282,970
           Span-America Medical Systems, Inc.                            32,884     655,707
#*         Spectrum Pharmaceuticals, Inc.                               468,869   2,184,930
#*         Stemline Therapeutics, Inc.                                   18,782     191,576
#*         Sucampo Pharmaceuticals, Inc. Class A                        355,676   3,965,787

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Health Care -- (Continued)
#*  Supernus Pharmaceuticals, Inc.                               287,628 $  7,780,337
*   Surgical Care Affiliates, Inc.                                21,293    1,203,054
*   Surmodics, Inc.                                              141,306    3,419,605
#*  Tetraphase Pharmaceuticals, Inc.                              41,255      158,007
*   Titan Pharmaceuticals, Inc.                                    3,656       15,904
#*  Tivity Health, Inc.                                          358,655    9,199,501
#*  Triple-S Management Corp. Class B                            144,886    2,768,771
*   Universal American Corp.                                     444,841    4,421,720
#   US Physical Therapy, Inc.                                    138,494    9,715,354
#   Utah Medical Products, Inc.                                   47,236    2,938,079
*   Vascular Solutions, Inc.                                     110,458    6,180,125
*   Versartis, Inc.                                                2,003       28,643
*   Voyager Therapeutics, Inc.                                     4,359       51,959
#*  Xencor, Inc.                                                  78,361    1,867,343
*   Zafgen, Inc.                                                 125,355      527,745
#*  Zogenix, Inc.                                                 55,192      444,296
                                                                         ------------
Total Health Care                                                         513,335,294
                                                                         ------------
Industrials -- (18.8%)
#   AAON, Inc.                                                   539,275   18,308,386
    AAR Corp.                                                    290,650    9,297,893
    ABM Industries, Inc.                                          22,101      892,659
*   Acacia Research Corp.                                         54,534      319,024
*   ACCO Brands Corp.                                            649,918    8,286,454
    Acme United Corp.                                             30,407      740,715
    Actuant Corp. Class A                                         73,212    1,914,494
#   Advanced Drainage Systems, Inc.                               46,155    1,112,336
*   Aegion Corp.                                                 313,767    7,298,220
*   AeroCentury Corp.                                              9,017       93,551
#*  Aerojet Rocketdyne Holdings, Inc.                            459,603    8,323,410
#*  Aerovironment, Inc.                                          220,190    5,766,776
*   Air Transport Services Group, Inc.                           470,862    7,595,004
#   Aircastle, Ltd.                                              164,624    3,671,115
    Alamo Group, Inc.                                             88,012    6,656,348
#   Albany International Corp. Class A                           280,221   13,296,486
    Allied Motion Technologies, Inc.                              67,073    1,478,289
    Altra Industrial Motion Corp.                                290,414   10,832,442
*   Ameresco, Inc. Class A                                       106,947      556,124
#   American Railcar Industries, Inc.                            168,698    7,513,809
#*  American Superconductor Corp.                                  5,830       40,752
*   American Woodmark Corp.                                      141,764   10,093,597
*   AMREP Corp.                                                   66,450      467,144
#   Apogee Enterprises, Inc.                                     293,243   16,738,310
    Applied Industrial Technologies, Inc.                         13,292      803,501
*   ARC Document Solutions, Inc.                                 322,586    1,519,380
    ArcBest Corp.                                                190,450    6,018,220
#   Argan, Inc.                                                  163,767   12,077,816
*   Armstrong Flooring, Inc.                                      54,172    1,139,237
*   Arotech Corp.                                                118,509      479,961
*   Art's-Way Manufacturing Co., Inc.                                200          635
    Astec Industries, Inc.                                       189,445   13,257,361
*   Astronics Corp.                                              156,923    5,148,644
#*  Astronics Corp. Class B                                       17,758      583,794

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
#*  Atlas Air Worldwide Holdings, Inc.                            84,521 $ 4,458,483
*   Avalon Holdings Corp. Class A                                 20,575      57,816
    AZZ, Inc.                                                    198,077  11,795,485
*   Babcock & Wilcox Enterprises, Inc.                           169,708   2,823,941
    Barrett Business Services, Inc.                               22,009   1,322,961
*   Blue Bird Corp.                                                8,666     146,022
*   BlueLinx Holdings, Inc.                                       16,119     106,063
#*  BMC Stock Holdings, Inc.                                     173,807   3,250,191
    Brady Corp. Class A                                          181,249   6,588,401
#   Briggs & Stratton Corp.                                      387,579   8,394,961
    Brink's Co. (The)                                            233,711  10,400,139
#*  Broadwind Energy, Inc.                                         7,353      30,441
#*  Builders FirstSource, Inc.                                   518,209   5,575,929
*   CAI International, Inc.                                      135,278   2,183,387
*   Casella Waste Systems, Inc. Class A                          454,221   5,250,795
*   CBIZ, Inc.                                                   554,626   7,265,601
*   CDI Corp.                                                    123,277   1,060,182
#   CECO Environmental Corp.                                     185,721   2,436,660
#   Celadon Group, Inc.                                          206,264   1,567,606
#*  Cenveo, Inc.                                                   1,669      11,516
*   Chart Industries, Inc.                                       285,491  11,074,196
    Chicago Rivet & Machine Co.                                   17,700     849,954
#   CIRCOR International, Inc.                                   175,166  10,909,338
    Columbus McKinnon Corp.                                      164,308   4,516,827
    Comfort Systems USA, Inc.                                    380,897  12,893,363
#*  Command Security Corp.                                        17,842      49,779
*   Commercial Vehicle Group, Inc.                               181,549   1,082,032
    CompX International, Inc.                                     18,270     266,742
*   Continental Building Products, Inc.                          307,861   7,157,768
*   Continental Materials Corp.                                   14,518     431,185
#*  Covenant Transportation Group, Inc. Class A                  121,098   2,607,240
#*  CPI Aerostructures, Inc.                                      50,146     441,285
    CRA International, Inc.                                      101,530   3,373,842
#*  CSW Industrials, Inc.                                          7,445     272,115
#   Cubic Corp.                                                  116,127   5,521,839
#*  DigitalGlobe, Inc.                                            39,532   1,108,873
    DMC Global, Inc.                                              97,182   1,550,053
#   Douglas Dynamics, Inc.                                       253,746   8,576,615
*   Ducommun, Inc.                                                97,436   2,887,029
#*  DXP Enterprises, Inc.                                        135,369   5,119,656
    Eastern Co. (The)                                             55,897   1,106,761
#*  Echo Global Logistics, Inc.                                  252,109   5,987,589
    Ecology and Environment, Inc. Class A                         19,292     199,672
    Encore Wire Corp.                                            199,707   8,437,621
#*  Energy Focus, Inc.                                             3,592      16,775
*   Energy Recovery, Inc.                                         22,017     225,454
*   Engility Holdings, Inc.                                      139,323   4,086,344
    Ennis, Inc.                                                  224,327   3,791,126
    EnPro Industries, Inc.                                       161,147  10,943,493
#   EnviroStar, Inc.                                              33,694     505,410
    ESCO Technologies, Inc.                                      179,551  10,449,868
    Espey Manufacturing & Electronics Corp.                       35,187     926,298
    Essendant, Inc.                                              119,225   2,490,610

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
#*  ExOne Co. (The)                                               13,293 $   130,936
    Exponent, Inc.                                               266,014  15,442,113
    Federal Signal Corp.                                         645,055  10,024,155
#   Forward Air Corp.                                            308,222  14,853,218
*   Franklin Covey Co.                                           167,415   2,929,762
    Franklin Electric Co., Inc.                                  112,447   4,537,236
#   FreightCar America, Inc.                                      90,400   1,306,280
*   FTI Consulting, Inc.                                          31,131   1,311,860
*   Fuel Tech, Inc.                                              136,361     174,542
    G&K Services, Inc. Class A                                   161,930  15,554,996
#*  Genco Shipping & Trading, Ltd.                                 1,904      17,993
*   Gencor Industries, Inc.                                       29,667     464,289
#   General Cable Corp.                                          446,090   9,055,627
*   Gibraltar Industries, Inc.                                   309,471  13,585,777
    Global Brass & Copper Holdings, Inc.                         159,295   5,280,629
#*  Goldfield Corp. (The)                                        104,912     634,718
#   Gorman-Rupp Co. (The)                                        237,381   7,705,387
*   GP Strategies Corp.                                          173,016   4,446,511
#   Graham Corp.                                                  67,722   1,504,783
    Granite Construction, Inc.                                    18,046   1,012,922
*   Great Lakes Dredge & Dock Corp.                              433,227   2,252,780
#   Greenbrier Cos., Inc. (The)                                  203,120   8,886,500
#   Griffon Corp.                                                403,433  10,267,370
#   H&E Equipment Services, Inc.                                 341,337   8,826,975
    Hardinge, Inc.                                                96,286   1,020,632
    Harsco Corp.                                                 248,092   3,312,028
#*  HC2 Holdings, Inc.                                           128,068     851,652
#   Heartland Express, Inc.                                      170,693   3,516,276
    Heidrick & Struggles International, Inc.                     154,563   3,454,483
*   Herc Holdings, Inc.                                          242,608  12,050,339
*   Heritage-Crystal Clean, Inc.                                  23,430     350,279
    Herman Miller, Inc.                                           27,475     857,220
*   Hill International, Inc.                                     321,162   1,734,275
    Houston Wire & Cable Co.                                     173,828   1,277,636
*   Hub Group, Inc. Class A                                      280,553  12,442,526
    Hudson Global, Inc.                                          216,487     279,268
#*  Hudson Technologies, Inc.                                    238,994   1,735,096
    Hurco Cos., Inc.                                              55,394   1,695,056
*   Huron Consulting Group, Inc.                                 221,761  10,045,773
*   Huttig Building Products, Inc.                               158,270   1,065,157
    Hyster-Yale Materials Handling, Inc.                          98,780   6,076,946
*   ICF International, Inc.                                      127,837   6,647,524
*   IES Holdings, Inc.                                           157,042   3,062,319
*   InnerWorkings, Inc.                                          597,854   5,745,377
*   Innovative Solutions & Support, Inc.                         139,210     546,399
#   Insperity, Inc.                                              230,702  16,495,193
#   Insteel Industries, Inc.                                     204,800   7,585,792
    Interface, Inc.                                              661,660  12,042,212
#*  Intersections, Inc.                                          130,457     514,001
    John Bean Technologies Corp.                                 125,241  10,814,560
    Kadant, Inc.                                                  95,013   5,852,801
#   Kaman Corp.                                                  281,442  14,221,264
    Kelly Services, Inc. Class A                                 273,774   6,129,800

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
#   Kelly Services, Inc. Class B                                     635 $    14,923
*   Key Technology, Inc.                                          49,705     671,018
#*  KEYW Holding Corp. (The)                                      45,369     454,144
    Kforce, Inc.                                                 305,635   7,029,605
    Kimball International, Inc. Class B                          348,249   5,826,206
    Knoll, Inc.                                                  533,971  13,941,983
#   Korn/Ferry International                                     428,819  12,457,192
#*  Kratos Defense & Security Solutions, Inc.                    399,420   3,291,221
*   Lawson Products, Inc.                                         81,198   2,098,968
*   Layne Christensen Co.                                        145,371   1,516,220
    LB Foster Co. Class A                                        103,140   1,547,100
#   Lindsay Corp.                                                 94,854   7,146,300
#*  LMI Aerospace, Inc.                                          102,242     906,887
    LS Starrett Co. (The) Class A                                 49,444     543,884
    LSI Industries, Inc.                                         221,468   2,108,375
*   Lydall, Inc.                                                 184,788  11,272,068
*   Manitex International, Inc.                                    9,596      83,101
#*  Manitowoc Co., Inc. (The)                                    487,325   3,328,430
    Marten Transport, Ltd.                                       304,206   6,951,107
*   MasTec, Inc.                                                 159,883   5,955,642
*   Mastech Digital, Inc.                                         14,852      99,805
#   Matson, Inc.                                                 223,979   7,987,091
    Matthews International Corp. Class A                          92,502   6,239,260
    McGrath RentCorp                                             238,631   9,134,795
#*  Mercury Systems, Inc.                                        339,485  11,447,434
#*  Meritor, Inc.                                                962,823  13,893,536
*   MFRI, Inc.                                                    57,134     499,923
    Miller Industries, Inc.                                       81,772   2,166,958
*   Mistras Group, Inc.                                          194,094   4,479,690
#   Mobile Mini, Inc.                                            101,912   3,317,236
#*  MRC Global, Inc.                                             796,402  16,366,061
    Mueller Water Products, Inc. Class A                         796,047  10,714,793
#   Multi-Color Corp.                                            155,090  11,972,948
*   MYR Group, Inc.                                              141,325   5,436,773
    National Presto Industries, Inc.                              41,807   4,448,265
*   Navigant Consulting, Inc.                                    356,110   8,795,917
*   Navistar International Corp.                                  16,473     449,219
*   NCI Building Systems, Inc.                                   345,164   5,522,624
*   Neff Corp. Class A                                            21,854     343,108
*   NL Industries, Inc.                                          238,279   1,429,674
#   NN, Inc.                                                     203,386   3,935,519
#*  Northwest Pipe Co.                                            92,112   1,763,945
#*  NV5 Global, Inc.                                              27,875   1,135,906
#*  Ocean Power Technologies, Inc.                                 7,764      20,419
#   Omega Flex, Inc.                                              99,399   4,714,495
#*  Orion Energy Systems, Inc.                                    35,439      73,359
*   Orion Group Holdings, Inc.                                   143,364   1,505,322
*   PAM Transportation Services, Inc.                             40,566     945,593
    Park-Ohio Holdings Corp.                                      98,086   4,399,157
#*  Patrick Industries, Inc.                                     173,376  14,173,488
#*  Patriot Transportation Holding, Inc.                          30,858     801,999
*   Paul Mueller Co.                                               9,815     265,005
*   Pendrell Corp.                                                12,595      82,875

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
*   Performant Financial Corp.                                   275,215 $   572,447
*   Perma-Fix Environmental Services                               1,994       6,580
#*  PGT Innovations, Inc.                                        449,592   5,170,308
#*  Ply Gem Holdings, Inc.                                       204,692   3,305,776
    Powell Industries, Inc.                                      105,933   4,076,302
#*  Power Solutions International, Inc.                            9,735      72,039
    Preformed Line Products Co.                                   51,141   2,792,299
#   Primoris Services Corp.                                      388,171   9,634,404
    Quad/Graphics, Inc.                                          120,580   3,157,990
    Quanex Building Products Corp.                               304,194   6,007,831
*   Radiant Logistics, Inc.                                       43,292     158,882
#   Raven Industries, Inc.                                       391,690   9,811,834
#*  RBC Bearings, Inc.                                            43,496   4,029,034
    RCM Technologies, Inc.                                       111,638     670,944
    Resources Connection, Inc.                                   329,714   5,506,224
*   Roadrunner Transportation Systems, Inc.                      225,772   1,788,114
*   RPX Corp.                                                    336,287   3,652,077
*   Rush Enterprises, Inc. Class A                               234,761   7,688,423
*   Rush Enterprises, Inc. Class B                               114,340   3,515,955
*   Saia, Inc.                                                   216,736  10,414,165
    Servotronics, Inc.                                            24,804     250,396
*   SIFCO Industries, Inc.                                        45,608     385,388
#   SkyWest, Inc.                                                338,876  11,996,210
*   SP Plus Corp.                                                169,133   4,684,984
*   Sparton Corp.                                                 47,386   1,027,328
#*  SPX Corp.                                                    159,410   3,977,279
*   SPX FLOW, Inc.                                               169,060   5,898,503
#   Standex International Corp.                                  135,265  11,795,108
    Steelcase, Inc. Class A                                       62,827   1,055,494
*   Sterling Construction Co., Inc.                              163,646   1,498,997
    Sun Hydraulics Corp.                                         253,060   9,914,891
#   Supreme Industries, Inc. Class A                             160,776   2,951,847
#*  TASER International, Inc.                                    538,938  13,462,671
#*  Team, Inc.                                                   297,376   9,991,834
*   Tel-Instrument Electronics Corp.                              18,440      94,044
#   Tennant Co.                                                  172,512  11,946,456
    Tetra Tech, Inc.                                              19,570     855,209
#*  Thermon Group Holdings, Inc.                                 204,509   4,245,607
#   Titan International, Inc.                                    384,665   5,112,198
*   Titan Machinery, Inc.                                        143,717   1,984,732
*   Transcat, Inc.                                                42,500     512,125
#*  TRC Cos., Inc.                                               203,694   1,894,354
#*  Trex Co., Inc.                                               262,304  17,765,850
*   TriMas Corp.                                                 287,568   6,125,198
*   TriNet Group, Inc.                                           135,898   3,455,886
    Triton International, Ltd.                                    58,826   1,431,825
#   Triumph Group, Inc.                                          106,467   2,847,992
*   TrueBlue, Inc.                                               386,341   9,561,940
*   Tutor Perini Corp.                                           262,204   7,813,679
#*  Twin Disc, Inc.                                               85,695   1,425,965
*   Ultralife Corp.                                              106,484     585,662
    Universal Forest Products, Inc.                              111,015  11,291,336
#   Universal Logistics Holdings, Inc.                            80,195   1,158,818

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                        SHARES      VALUE+
                                                                        ------- --------------
Industrials -- (Continued)
#          US Ecology, Inc.                                             240,799 $   12,340,949
*          USA Truck, Inc.                                               61,432        519,100
*          Vectrus, Inc.                                                  9,375        211,313
#*         Veritiv Corp.                                                 16,325        915,016
*          Versar, Inc.                                                  44,956         56,645
           Viad Corp.                                                   181,729      7,968,817
#*         Vicor Corp.                                                  253,461      3,877,953
*          Virco Manufacturing Corp.                                    133,476        587,294
*          Volt Information Sciences, Inc.                              184,590      1,522,868
           VSE Corp.                                                     67,752      2,525,795
#          Wabash National Corp.                                        661,379     11,673,339
#*         Wesco Aircraft Holdings, Inc.                                389,196      5,896,319
           West Corp.                                                     3,652         88,634
*          Willdan Group, Inc.                                           53,681      1,439,188
*          Willis Lease Finance Corp.                                    75,708      1,929,040
*          Xerium Technologies, Inc.                                     19,979        103,291
#*         YRC Worldwide, Inc.                                          323,008      4,822,509
                                                                                --------------
Total Industrials                                                                1,231,750,532
                                                                                --------------
Information Technology -- (12.3%)
#*         Actua Corp.                                                  415,947      5,948,042
#*         Acxiom Corp.                                                  25,607        668,343
#*         ADDvantage Technologies Group, Inc.                           84,703        150,771
#          ADTRAN, Inc.                                                 526,881     11,538,694
*          Advanced Energy Industries, Inc.                             290,448     17,089,960
*          Agilysys, Inc.                                               205,012      1,994,767
*          Alpha & Omega Semiconductor, Ltd.                            169,490      3,449,122
           American Software, Inc. Class A                              224,049      2,350,274
*          Amkor Technology, Inc.                                        94,766        891,748
#*         Amtech Systems, Inc.                                          98,930        534,222
*          Angie's List, Inc.                                            81,440        510,629
*          Applied Optoelectronics, Inc.                                 34,850      1,071,986
           AstroNova, Inc.                                               58,981        822,785
*          Asure Software, Inc.                                           1,373         14,540
*          Autobytel, Inc.                                               58,798        808,473
*          Aviat Networks, Inc.                                          21,209        270,839
#*         Avid Technology, Inc.                                        408,664      2,186,352
*          Aware, Inc.                                                  144,939        898,622
*          Axcelis Technologies, Inc.                                   275,287      4,184,362
*          AXT, Inc.                                                    275,263      1,582,762
#          Badger Meter, Inc.                                           331,882     12,794,051
*          Bankrate, Inc.                                               127,593      1,390,764
*          Barracuda Networks, Inc.                                     167,093      3,925,015
*          Bazaarvoice, Inc.                                            241,750      1,136,225
#          Bel Fuse, Inc. Class A                                        33,988        860,236
#          Bel Fuse, Inc. Class B                                        98,382      3,128,548
*          Benchmark Electronics, Inc.                                  359,035     10,986,471
           Black Box Corp.                                              153,224      2,045,540
*          Blucora, Inc.                                                305,788      4,617,399
(degrees)* Bogen Corp.                                                   33,103             --
*          Bottomline Technologies de, Inc.                             151,929      3,907,614
#*         BroadVision, Inc.                                             16,737         79,501
           Brooks Automation, Inc.                                      501,543      8,736,879

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Information Technology -- (Continued)
*   BSQUARE Corp.                                                  103,061 $   608,060
    Cabot Microelectronics Corp.                                   275,151  18,575,444
#*  CalAmp Corp.                                                   383,458   5,759,539
*   Calix, Inc.                                                    367,104   2,643,149
#*  Carbonite, Inc.                                                130,460   2,250,435
#*  Cardtronics P.L.C. Class A                                      12,787     697,914
#*  Care.com, Inc.                                                   5,640      47,602
    Cass Information Systems, Inc.                                  69,675   4,582,525
*   Ceva, Inc.                                                     162,344   5,738,860
*   Ciber, Inc.                                                    469,913     202,579
*   Clearfield, Inc.                                                96,824   1,665,373
#*  Coherent, Inc.                                                  25,288   3,988,676
    Cohu, Inc.                                                     181,176   2,391,523
#*  CommerceHub, Inc. Series A                                      11,695     171,800
    Communications Systems, Inc.                                    79,847     404,824
    Computer Task Group, Inc.                                      175,876     801,995
    Comtech Telecommunications Corp.                               149,195   1,600,862
    Concurrent Computer Corp.                                       34,201     177,161
*   Control4 Corp.                                                  59,288     639,125
#*  Cray, Inc.                                                     295,707   5,071,375
#   CSG Systems International, Inc.                                354,121  17,139,456
    CSP, Inc.                                                       49,891     507,391
    CTS Corp.                                                      259,220   5,573,230
*   CUI Global, Inc.                                                 3,773      24,525
#*  CVD Equipment Corp.                                             29,398     298,096
*   CyberOptics Corp.                                               61,490   2,213,640
#   Daktronics, Inc.                                               379,835   3,859,124
#*  DASAN Zhone Solutions, Inc.                                     43,008      38,277
*   Data I/O Corp.                                                  77,000     331,870
*   Datawatch Corp.                                                 21,188     170,563
*   Determine, Inc.                                                 26,569      56,592
*   DHI Group, Inc.                                                584,512   3,331,718
*   Digi International, Inc.                                       229,669   2,997,180
*   Digital Ally, Inc.                                               7,616      41,507
*   Diodes, Inc.                                                   265,552   6,609,589
*   DSP Group, Inc.                                                226,613   2,458,751
    EarthLink Holdings Corp.                                     1,150,837   7,376,865
*   Eastman Kodak Co.                                               45,992     616,293
#   Ebix, Inc.                                                     110,265   6,119,707
*   Edgewater Technology, Inc.                                      87,868     615,076
*   Electro Scientific Industries, Inc.                            187,018   1,228,708
#*  Electro-Sensors, Inc.                                            3,450      14,559
#*  eMagin Corp.                                                    44,534     100,202
    Emcore Corp.                                                   159,150   1,432,350
#*  EnerNOC, Inc.                                                  220,170   1,254,969
#*  Envestnet, Inc.                                                 81,897   3,095,707
#*  ePlus, Inc.                                                     61,371   6,876,621
#*  Everi Holdings, Inc.                                           622,229   1,835,576
    Evolving Systems, Inc.                                          35,800     155,730
*   Exar Corp.                                                     452,615   4,639,304
*   ExlService Holdings, Inc.                                      333,971  15,345,967
*   Extreme Networks, Inc.                                         431,954   2,388,706
#*  Fabrinet                                                       356,201  15,006,748

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
#*  FalconStor Software, Inc.                                     50,753 $    31,467
*   FARO Technologies, Inc.                                      147,877   5,486,237
#*  Finisar Corp.                                                 25,499     754,005
*   FormFactor, Inc.                                             528,548   6,580,423
#   Forrester Research, Inc.                                     247,284  10,089,187
*   Frequency Electronics, Inc.                                   74,860     829,449
*   GigPeak, Inc.                                                117,036     301,953
    GlobalSCAPE, Inc.                                             19,590      76,401
#*  Globant SA                                                    24,818     822,717
#*  Glu Mobile, Inc.                                              27,349      62,903
#*  Great Elm Capital Group, Inc.                                    886       2,968
#*  GSE Systems, Inc.                                            119,569     370,664
#*  GSI Technology, Inc.                                          84,165     514,248
#*  GTT Communications, Inc.                                     390,931  11,043,801
    Hackett Group, Inc. (The)                                    376,995   6,126,169
#*  Harmonic, Inc.                                               639,881   3,391,369
*   ID Systems, Inc.                                              55,135     356,172
#*  Identiv, Inc.                                                 10,081      34,981
*   IEC Electronics Corp.                                         21,736      78,684
*   II-VI, Inc.                                                  198,464   7,243,936
*   Image Sensing Systems, Inc.                                    2,530       9,361
*   Imation Corp.                                                 54,720      45,089
#*  Immersion Corp.                                               53,577     551,307
*   Innodata, Inc.                                               217,125     499,388
#*  Inseego Corp.                                                 72,631     224,430
*   Insight Enterprises, Inc.                                    311,814  11,577,654
*   Intelligent Systems Corp.                                      4,600      18,860
#*  Internap Corp.                                               483,649     798,021
    Intersil Corp. Class A                                        97,610   2,189,392
*   inTEST Corp.                                                  84,141     395,463
#*  Intevac, Inc.                                                172,456   1,621,086
#*  IntriCon Corp.                                                53,872     377,104
*   Inuvo, Inc.                                                   21,096      32,699
#*  InvenSense, Inc.                                             150,406   1,904,140
*   iPass, Inc.                                                  333,389     490,082
*   Iteris, Inc.                                                  52,380     252,995
*   Itron, Inc.                                                   77,557   4,785,267
*   Ixia                                                         667,811  12,988,924
    IXYS Corp.                                                   298,387   3,610,483
#*  Kemet Corp.                                                  293,672   2,038,084
*   Key Tronic Corp.                                              24,728     196,093
*   Kimball Electronics, Inc.                                    183,216   3,132,994
*   Knowles Corp.                                                 44,813     807,530
#*  Kopin Corp.                                                  675,240   2,154,016
*   Kulicke & Soffa Industries, Inc.                             588,266  10,341,716
*   KVH Industries, Inc.                                         155,678   1,619,051
#*  Lattice Semiconductor Corp.                                  843,126   6,062,076
#*  Leaf Group, Ltd.                                             172,295   1,197,450
*   LGL Group, Inc. (The)                                         29,250     138,353
*   Limelight Networks, Inc.                                     686,930   1,504,377
*   Lionbridge Technologies, Inc.                                506,815   2,898,982
*   Liquidity Services, Inc.                                      87,302     851,195
#*  MagnaChip Semiconductor Corp.                                107,339     923,115

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
    ManTech International Corp. Class A                          152,075 $ 5,921,800
*   Marchex, Inc. Class B                                        163,075     441,933
*   Marin Software, Inc.                                           7,727      17,386
#*  MaxLinear, Inc. Class A                                      183,539   4,694,928
*   Maxwell Technologies, Inc.                                   233,157   1,109,827
#*  MeetMe, Inc.                                                 548,385   2,698,054
#   Mesa Laboratories, Inc.                                       31,849   3,794,490
    Methode Electronics, Inc.                                    426,384  17,929,447
#   MOCON, Inc.                                                   62,606   1,252,120
#*  ModusLink Global Solutions, Inc.                             228,865     400,514
*   MoneyGram International, Inc.                                163,180   2,072,386
    Monotype Imaging Holdings, Inc.                              375,409   8,221,457
*   MRV Communications, Inc.                                      54,222     448,687
#   MTS Systems Corp.                                            166,165   9,654,186
*   Nanometrics, Inc.                                            228,555   5,876,149
*   Napco Security Technologies, Inc.                            274,172   2,632,051
    NCI, Inc. Class A                                             57,103     725,208
#*  NeoPhotonics Corp.                                           442,048   4,840,426
#*  NETGEAR, Inc.                                                237,290  13,501,801
#   NIC, Inc.                                                    621,988  14,989,911
#*  Novanta, Inc.                                                157,960   3,530,406
#*  Numerex Corp. Class A                                         73,577     432,633
    NVE Corp.                                                      2,584     200,493
#*  Oclaro, Inc.                                                 507,703   4,980,566
#*  Onvia, Inc.                                                    6,308      28,701
*   Optical Cable Corp.                                           55,836     181,467
#*  OSI Systems, Inc.                                            218,318  16,301,805
*   PAR Technology Corp.                                         129,981     846,176
    Park Electrochemical Corp.                                   192,369   3,526,124
    PC Connection, Inc.                                          103,563   2,825,199
    PC-Tel, Inc.                                                 176,904   1,027,812
#*  PCM, Inc.                                                    120,521   2,705,696
#*  PDF Solutions, Inc.                                          255,229   5,745,205
#*  Perceptron, Inc.                                              62,505     409,408
#*  Perficient, Inc.                                             351,383   6,230,021
#*  PFSweb, Inc.                                                 125,053     939,148
*   Photronics, Inc.                                             453,014   5,209,661
#*  Planet Payment, Inc.                                         178,518     753,346
#   Plantronics, Inc.                                             20,898   1,182,409
*   Plexus Corp.                                                 206,335  11,203,990
    Power Integrations, Inc.                                      67,448   4,788,808
*   PRGX Global, Inc.                                            138,614     790,100
    Progress Software Corp.                                      389,221  10,905,972
    QAD, Inc. Class A                                            131,940   3,813,066
    QAD, Inc. Class B                                             31,205     780,125
*   Qualstar Corp.                                                15,022      55,431
#*  Qualys, Inc.                                                 135,272   4,856,265
*   QuinStreet, Inc.                                              96,938     339,283
*   Qumu Corp.                                                    85,784     199,019
*   Radisys Corp.                                                273,241   1,204,993
#*  Rambus, Inc.                                                 878,323  11,400,633
#*  RealNetworks, Inc.                                           363,381   1,944,088
    Reis, Inc.                                                    94,210   1,884,200

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
    RELM Wireless Corp.                                           40,346 $   199,713
*   RetailMeNot, Inc.                                            141,007   1,276,113
#   RF Industries, Ltd.                                           56,930      91,088
#   Richardson Electronics, Ltd.                                 111,984     676,383
*   Rightside Group, Ltd.                                         37,107     313,183
#*  Rocket Fuel, Inc.                                             15,448      30,896
*   Rogers Corp.                                                 149,440  11,947,728
*   Rosetta Stone, Inc.                                           46,804     411,875
*   Rubicon Project, Inc. (The)                                   80,209     679,370
*   Rudolph Technologies, Inc.                                   350,292   8,039,201
*   ScanSource, Inc.                                             226,042   8,939,961
*   Seachange International, Inc.                                355,745     860,903
*   Semtech Corp.                                                137,032   4,515,204
#*  ServiceSource International, Inc.                             88,000     466,400
*   Sevcon, Inc.                                                  56,400     508,164
#*  ShoreTel, Inc.                                               546,943   3,801,254
*   Sigma Designs, Inc.                                          357,238   2,179,152
*   Sigmatron International, Inc.                                  9,685      43,631
#*  Silver Spring Networks, Inc.                                 266,585   3,406,956
*   SMTC Corp.                                                    12,219      16,129
#*  SolarEdge Technologies, Inc.                                  30,142     390,339
*   Sonic Foundry, Inc.                                           23,066     109,564
*   Sonus Networks, Inc.                                         427,374   2,726,646
#*  Stamps.com, Inc.                                              21,532   2,617,215
*   StarTek, Inc.                                                134,800   1,167,368
#*  Stratasys, Ltd.                                                7,480     147,506
#*  Super Micro Computer, Inc.                                   426,865  11,290,579
*   Sykes Enterprises, Inc.                                      389,234  10,871,306
#*  Synchronoss Technologies, Inc.                                24,649     949,479
    Systemax, Inc.                                               332,058   2,815,852
#*  Tangoe, Inc.                                                  17,596     128,099
*   TechTarget, Inc.                                              63,168     556,510
*   Telenav, Inc.                                                235,000   2,091,500
#   TeleTech Holdings, Inc.                                      238,035   7,045,836
    Tessco Technologies, Inc.                                     64,080     909,936
#   Tessera Holding Corp.                                        297,497  13,446,864
    TransAct Technologies, Inc.                                   90,009     621,062
    Travelport Worldwide, Ltd.                                   114,298   1,641,319
*   Travelzoo, Inc.                                               75,888     694,375
*   Tremor Video, Inc.                                            14,021      34,211
*   Trio-Tech International                                        3,392      11,194
*   TrueCar, Inc.                                                 14,520     190,938
*   TSR, Inc.                                                     60,552     339,091
#*  TTM Technologies, Inc.                                       687,130  10,190,138
*   Ultra Clean Holdings, Inc.                                   231,653   2,902,612
*   Ultratech, Inc.                                              270,452   7,010,116
#*  Unisys Corp.                                                 439,788   5,651,276
*   USA Technologies, Inc.                                        17,582      73,844
#*  VASCO Data Security International, Inc.                       73,847   1,122,474
#*  Veeco Instruments, Inc.                                      306,780   7,899,585
*   Viavi Solutions, Inc.                                        622,759   5,573,693
#*  Virtusa Corp.                                                308,525   7,861,217
#*  Vishay Precision Group, Inc.                                 108,345   1,803,944

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------- ------------
Information Technology -- (Continued)
           Wayside Technology Group, Inc.                                31,517 $    529,486
#*         Web.com Group, Inc.                                          458,181    8,682,530
*          Westell Technologies, Inc. Class A                            74,039       48,125
*          Wireless Telecom Group, Inc.                                 225,386      446,264
*          Xcerra Corp.                                                 394,368    2,989,309
*          XO Group, Inc.                                               225,826    4,252,304
#*         YuMe, Inc.                                                    31,014      110,410
*          Zedge, Inc. Class B                                           70,067      231,922
*          Zix Corp.                                                    495,509    2,363,578
                                                                                ------------
Total Information Technology                                                     804,171,395
                                                                                ------------
Materials -- (4.9%)
#          A Schulman, Inc.                                             316,055   10,903,898
*          AdvanSix, Inc.                                                18,061      463,987
#*         AgroFresh Solutions, Inc.                                      4,400       11,572
#*         AK Steel Holding Corp.                                       160,569    1,297,398
*          American Biltrite, Inc.                                          662      155,630
           American Vanguard Corp.                                      215,951    3,714,357
           Ampco-Pittsburgh Corp.                                        80,345    1,209,192
#          Balchem Corp.                                                 11,560      985,374
#*         Berry Plastics Group, Inc.                                    80,382    4,101,905
*          BioAmber, Inc.                                                 3,377       12,562
#*         Boise Cascade Co.                                            321,684    7,977,763
           Calgon Carbon Corp.                                          561,270    8,896,130
#          Carpenter Technology Corp.                                    91,029    3,642,981
#*         Century Aluminum Co.                                         453,753    6,987,796
#          Chase Corp.                                                   81,035    7,131,080
*          Clearwater Paper Corp.                                       203,307   12,788,010
#*         Cliffs Natural Resources, Inc.                               275,661    2,417,547
*          Coeur Mining, Inc.                                            24,750      288,338
*          Core Molding Technologies, Inc.                               66,816    1,030,303
#          Deltic Timber Corp.                                          101,417    7,704,650
#          Detrex Corp.                                                   6,200      156,395
*          Ferro Corp.                                                  899,583   12,720,104
           Ferroglobe P.L.C.                                            370,420    3,893,114
(degrees)* Ferroglobe Representation & Warranty Insurance Trust         447,468           --
#*         Flotek Industries, Inc.                                      344,464    3,640,984
           Friedman Industries, Inc.                                     60,300      413,055
           FutureFuel Corp.                                             211,743    2,750,542
           Gold Resource Corp.                                           40,101      215,743
*          Handy & Harman, Ltd.                                             500       14,100
#          Hawkins, Inc.                                                101,391    5,439,627
           Haynes International, Inc.                                    81,912    3,367,402
*          Headwaters, Inc.                                             771,171   17,868,032
*          Ingevity Corp.                                                   844       46,918
           Innophos Holdings, Inc.                                      203,080    9,877,811
           Innospec, Inc.                                               257,508   18,373,196
#*         Intrepid Potash, Inc.                                         89,583      182,749
           Kaiser Aluminum Corp.                                        167,047   13,106,508
           KapStone Paper and Packaging Corp.                            13,670      327,807
           KMG Chemicals, Inc.                                           80,202    2,956,246
*          Koppers Holdings, Inc.                                       115,596    4,675,858
#*         Kraton Corp.                                                 257,019    6,903,530

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                         SHARES     VALUE+
                                                                         ------- ------------
Materials -- (Continued)
            Kronos Worldwide, Inc.                                        17,088 $    225,903
#*          LSB Industries, Inc.                                         170,015    1,446,828
            Materion Corp.                                               136,527    5,365,511
#           McEwen Mining, Inc.                                           73,816      290,097
            Mercer International, Inc.                                   326,971    3,907,303
#*          Multi Packaging Solutions International, Ltd.                  1,331       23,718
            Myers Industries, Inc.                                       320,492    4,422,790
            Neenah Paper, Inc.                                           166,919   13,712,396
*           Northern Technologies International Corp.                     38,414      604,060
            Olympic Steel, Inc.                                           88,424    1,989,540
*           OMNOVA Solutions, Inc.                                       393,202    3,578,138
#           PH Glatfelter Co.                                            391,267    9,550,827
#           Quaker Chemical Corp.                                        133,400   17,141,900
#           Rayonier Advanced Materials, Inc.                            178,741    2,425,515
#*          Real Industry, Inc.                                           17,386       93,884
#*          Rentech, Inc.                                                 32,702       84,208
#*          Resolute Forest Products, Inc.                                37,749      207,620
#*          Ryerson Holding Corp.                                         83,967      890,050
            Schnitzer Steel Industries, Inc. Class A                     249,212    5,893,864
            Schweitzer-Mauduit International, Inc.                       199,494    8,843,569
#           Stepan Co.                                                   188,056   14,689,054
*           Stillwater Mining Co.                                        676,457   11,499,769
*           SunCoke Energy, Inc.                                         350,657    3,092,795
#*          Synalloy Corp.                                                57,753      690,148
#*          TimkenSteel Corp.                                            138,867    2,341,298
*           Trecora Resources                                            142,228    1,763,627
#           Tredegar Corp.                                               329,072    7,321,852
            Tronox, Ltd. Class A                                          40,259      504,043
*           UFP Technologies, Inc.                                        14,516      362,174
#           United States Lime & Minerals, Inc.                           59,673    4,535,148
*           Universal Stainless & Alloy Products, Inc.                    53,774      907,705
#*          US Concrete, Inc.                                            115,369    7,556,670
                                                                                 ------------
Total Materials                                                                   324,612,198
                                                                                 ------------
Other -- (0.0%)
(degrees)*  Concord Camera Corp. Escrow Shares                            49,560           --
(degrees)*  DLB Oil & Gas, Inc. Escrow Shares                              7,600           --
(degrees)*  FRD Acquisition Co. Escrow Shares                            294,513           --
(degrees)#* Gerber Scientific, Inc. Escrow Shares                        214,642           --
(degrees)*  Petrocorp, Inc. Escrow Shares                                 37,100           --
                                                                                 ------------
Total Other                                                                                --
                                                                                 ------------
Real Estate -- (0.7%)
#*          Altisource Asset Management Corp.                              6,503      408,388
#*          Altisource Portfolio Solutions SA                             35,261    1,004,939
*           CKX Lands, Inc.                                               14,943      166,988
#           Consolidated-Tomoka Land Co.                                  52,812    2,904,660
*           Forestar Group, Inc.                                         344,753    4,499,027
#*          FRP Holdings, Inc.                                            91,635    3,573,765
            Griffin Industrial Realty, Inc.                               48,979    1,539,410
            HFF, Inc. Class A                                            414,671   12,307,435
#*          InterGroup Corp. (The)                                         5,700      167,295

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                         SHARES     VALUE+
                                                                        --------- -----------
Real Estate -- (Continued)
#*         JW Mays, Inc.                                                    2,700 $   114,413
#*         Marcus & Millichap, Inc.                                        86,007   2,216,400
*          Maui Land & Pineapple Co., Inc.                                 49,270     362,135
#          RE/MAX Holdings, Inc. Class A                                  129,052   7,233,365
#          RMR Group, Inc. (The) Class A                                   21,697   1,037,117
#*         St Joe Co. (The)                                               163,957   2,762,675
*          Stratus Properties, Inc.                                        69,437   2,124,772
#*         Tejon Ranch Co.                                                209,453   4,949,374
#*         Trinity Place Holdings, Inc.                                   142,520   1,150,136
                                                                                  -----------
Total Real Estate                                                                  48,522,294
                                                                                  -----------
Telecommunication Services -- (1.5%)
*          Alaska Communications Systems Group, Inc.                       39,943      66,705
#          ATN International, Inc.                                        102,332   8,216,236
#*         Boingo Wireless, Inc.                                          324,304   3,794,357
#*         Cincinnati Bell, Inc.                                          439,423  10,084,758
#          Cogent Communications Holdings, Inc.                           148,914   6,224,605
#          Consolidated Communications Holdings, Inc.                     440,793  11,597,264
#*         FairPoint Communications, Inc.                                  29,896     553,076
*          General Communication, Inc. Class A                            439,260   8,837,911
*          Hawaiian Telcom Holdco, Inc.                                     7,177     178,205
#          IDT Corp. Class B                                              229,415   4,404,768
           Inteliquent, Inc.                                              193,087   4,421,692
#*         Iridium Communications, Inc.                                   285,416   2,882,702
(degrees)* Leap Wireless International, Inc.                              104,000     343,200
*          LICT Corp.                                                           1       3,802
#*         Lumos Networks Corp.                                           193,791   2,997,947
#*         ORBCOMM, Inc.                                                  624,280   5,100,367
#          Shenandoah Telecommunications Co.                              502,216  13,685,386
#          Spok Holdings, Inc.                                            144,387   2,967,153
#*         Straight Path Communications, Inc. Class B                      11,304     396,092
#*         Vonage Holdings Corp.                                        1,765,307  12,516,027
#          Windstream Holdings, Inc.                                       19,248     155,524
                                                                                  -----------
Total Telecommunication Services                                                   99,427,777
                                                                                  -----------
Utilities -- (1.9%)
#          American States Water Co.                                      394,734  17,281,454
#          Artesian Resources Corp. Class A                                38,172   1,184,477
#          California Water Service Group                                 488,796  16,863,462
#          Chesapeake Utilities Corp.                                     155,090  10,142,886
#          Connecticut Water Service, Inc.                                 90,306   4,880,136
           Consolidated Water Co., Ltd.                                    36,099     371,820
#          Delta Natural Gas Co., Inc.                                     41,693   1,097,360
#*         Dynegy, Inc.                                                   208,647   1,992,579
           El Paso Electric Co.                                            87,924   4,035,711
           Gas Natural, Inc.                                               24,922     315,263
#          Genie Energy, Ltd. Class B                                     199,593   1,151,652
#          MGE Energy, Inc.                                               174,437  11,102,915
#          Middlesex Water Co.                                            124,402   4,703,640
#          Northwest Natural Gas Co.                                      219,522  12,929,846
#          Otter Tail Corp.                                               303,669  11,493,872
#          Pattern Energy Group, Inc.                                     165,373   3,264,463

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                          SHARES       VALUE+
                                                                        ---------- --------------
Utilities -- (Continued)
#*         Pure Cycle Corp.                                                  2,259 $       11,634
           RGC Resources, Inc.                                               9,396        258,202
#          SJW Corp.                                                       212,730     10,657,773
#          Spark Energy, Inc. Class A                                       16,506        426,680
#          Unitil Corp.                                                    117,234      5,365,800
#          York Water Co. (The)                                             84,667      3,031,079
                                                                                   --------------
Total Utilities                                                                       122,562,704
                                                                                   --------------
TOTAL COMMON STOCKS                                                                 5,665,654,973
                                                                                   --------------
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
(degrees)* Enron TOPRS Escrow Shares                                        37,101             --
                                                                                   --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)* Capital Bank Corp. Contingent Value Rights                       12,543             --
(degrees)* Rave Restaurant Group, Inc.                                          66             --
TOTAL RIGHTS/WARRANTS                                                                          --
                                                                                   --------------

                                                                           FACE
                                                                          AMOUNT
                                                                          (000)
                                                                        ----------
BONDS -- (0.0%)
Financials -- (0.0%)
           Capital Properties, Inc., 5.000%                                  8,945          8,945
                                                                                   --------------
TOTAL INVESTMENT SECURITIES                                                         5,665,663,918
                                                                                   --------------

                                                                          SHARES
                                                                        ----------
TEMPORARY CASH INVESTMENTS -- (0.9%)
           State Street Institutional U.S. Government Money Market
             Fund, 0.420%                                               61,577,188     61,577,188
                                                                                   --------------
SECURITIES LENDING COLLATERAL -- (12.8%)
(S)@       DFA Short Term Investment Fund                               72,664,796    840,877,021
                                                                                   --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $4,631,649,662)^^                              $6,568,118,127
                                                                                   ==============

U.S. MICRO CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------
                                                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary                                    $  869,373,533 $     11,479   --    $  869,385,012
   Consumer Staples                                             187,981,324           --   --       187,981,324
   Energy                                                       144,806,045       16,492   --       144,822,537
   Financials                                                 1,319,083,906           --   --     1,319,083,906
   Health Care                                                  513,335,294           --   --       513,335,294
   Industrials                                                1,231,750,532           --   --     1,231,750,532
   Information Technology                                       804,171,395           --   --       804,171,395
   Materials                                                    324,612,198           --   --       324,612,198
   Real Estate                                                   48,522,294           --   --        48,522,294
   Telecommunication Services                                    99,084,577      343,200   --        99,427,777
   Utilities                                                    122,562,704           --   --       122,562,704
Bonds
   Financials                                                            --        8,945   --             8,945
Temporary Cash Investments                                       61,577,188           --   --        61,577,188
Securities Lending Collateral                                            --  840,877,021   --       840,877,021
Futures Contracts**                                                 200,174           --   --           200,174
                                                             -------------- ------------   --    --------------
TOTAL                                                        $5,727,061,164 $841,257,137   --    $6,568,318,301
                                                             ============== ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                     DFA REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                  SHARES      VALUE+
                                                                 --------- ------------
COMMON STOCKS -- (93.1%)
Real Estate Investment Trusts -- (93.1%)
    Acadia Realty Trust                                            753,253 $ 23,983,576
#   Agree Realty Corp.                                             243,690   11,429,061
    Alexander's, Inc.                                               29,951   12,663,582
#   Alexandria Real Estate Equities, Inc.                          745,111   82,573,201
#   American Assets Trust, Inc.                                    319,680   13,723,862
#   American Campus Communities, Inc.                            1,239,435   60,261,330
    American Homes 4 Rent Class A                                2,008,037   44,739,064
    Apartment Investment & Management Co. Class A                1,485,299   65,457,127
    Apple Hospitality REIT, Inc.                                 1,059,580   21,212,792
#   Ashford Hospitality Prime, Inc.                                288,468    3,877,010
#   Ashford Hospitality Trust, Inc.                              1,042,089    7,919,876
    AvalonBay Communities, Inc.                                  1,301,249  225,519,464
    Bluerock Residential Growth REIT, Inc.                         114,221    1,494,011
    Boston Properties, Inc.                                      1,485,349  194,432,184
    Brandywine Realty Trust                                      1,790,886   28,833,265
    Brixmor Property Group, Inc.                                 2,835,406   68,418,347
    Camden Property Trust                                          826,415   69,063,502
#   Care Capital Properties, Inc.                                  798,332   19,726,784
#   CareTrust REIT, Inc.                                           538,255    8,159,946
#   CBL & Associates Properties, Inc.                            1,665,592   18,071,673
#   Cedar Realty Trust, Inc.                                       787,210    4,731,132
#   Chatham Lodging Trust                                          357,213    7,194,270
#   Chesapeake Lodging Trust                                       561,469   14,373,606
#   City Office REIT, Inc.                                         100,857    1,269,790
#   Colony Starwood Homes                                          574,485   18,067,553
    Columbia Property Trust, Inc.                                1,092,939   24,317,893
#   CoreSite Realty Corp.                                          318,023   27,391,321
#   Corporate Office Properties Trust                              929,682   29,582,481
    Cousins Properties, Inc.                                     3,337,098   28,365,333
    CubeSmart                                                    1,706,150   42,875,549
#   CyrusOne, Inc.                                                 705,315   33,967,970
    DCT Industrial Trust, Inc.                                     894,750   39,986,377
    DDR Corp.                                                    3,020,774   45,855,349
#   DiamondRock Hospitality Co.                                  1,885,550   21,250,148
#   Digital Realty Trust, Inc.                                   1,494,173  160,817,840
    Douglas Emmett, Inc.                                         1,358,820   51,417,749
    Duke Realty Corp.                                            3,356,526   81,664,278
#   DuPont Fabros Technology, Inc.                                 709,091   33,667,641
#   Easterly Government Properties, Inc.                           179,207    3,530,378
#   EastGroup Properties, Inc.                                     318,640   22,550,153
#   Education Realty Trust, Inc.                                   685,635   27,569,383
#   Empire State Realty Trust, Inc. Class A                      1,367,534   28,020,772
#   EPR Properties                                                 596,764   44,142,633
    Equinix, Inc.                                                  673,193  259,165,841
*   Equity Commonwealth                                          1,170,104   36,086,007
    Equity LifeStyle Properties, Inc.                              771,329   57,032,066
    Equity One, Inc.                                               828,768   25,849,274
    Equity Residential                                           3,467,769  210,736,322
    Essex Property Trust, Inc.                                     629,004  141,085,597
#   Extra Space Storage, Inc.                                    1,180,390   85,047,099
    Federal Realty Investment Trust                                676,586   95,012,972

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
Real Estate Investment Trusts -- (Continued)
#   FelCor Lodging Trust, Inc.                                   1,277,855 $  9,839,483
    First Industrial Realty Trust, Inc.                          1,105,021   28,564,793
#   First Potomac Realty Trust                                     601,104    6,155,305
#   Forest City Realty Trust, Inc. Class A                       2,145,290   48,569,366
#   Four Corners Property Trust, Inc.                              394,330    8,600,337
#   Franklin Street Properties Corp.                               948,861   12,097,978
    Gaming and Leisure Properties, Inc.                          1,833,335   57,988,386
#   Getty Realty Corp.                                             253,570    6,539,570
    GGP, Inc.                                                    5,454,160  135,481,334
#   Gladstone Commercial Corp.                                     229,193    4,501,351
#   Gladstone Land Corp.                                            35,204      424,560
    Global Net Lease, Inc.                                         291,277    2,257,397
#   Government Properties Income Trust                             698,580   13,454,651
#   Gramercy Property Trust                                      1,295,383   34,120,388
    HCP, Inc.                                                    4,428,041  134,258,203
    Healthcare Realty Trust, Inc.                                1,087,241   32,845,551
#   Healthcare Trust of America, Inc. Class A                    1,320,494   38,386,761
#   Hersha Hospitality Trust                                       469,504    9,385,385
    Highwoods Properties, Inc.                                     940,177   48,334,500
    Hospitality Properties Trust                                 1,541,276   47,979,922
#   Host Hotels & Resorts, Inc.                                  7,137,258  128,970,252
    Hudson Pacific Properties, Inc.                              1,212,982   42,951,693
    Independence Realty Trust, Inc.                                398,591    3,678,995
#   Investors Real Estate Trust                                  1,193,787    7,687,988
    Iron Mountain, Inc.                                          2,348,234   84,066,777
    Kilroy Realty Corp.                                            904,407   67,694,864
    Kimco Realty Corp.                                           4,020,055  100,059,169
    Kite Realty Group Trust                                        796,288   19,126,838
    LaSalle Hotel Properties                                     1,064,992   32,130,809
    Lexington Realty Trust                                       2,041,986   21,890,090
    Liberty Property Trust                                       1,442,711   55,385,675
    Life Storage, Inc.                                             435,316   35,456,488
#   LTC Properties, Inc.                                           366,795   17,118,323
    Macerich Co. (The)                                           1,438,568   98,815,236
    Mack-Cali Realty Corp.                                         853,816   23,923,924
#   Medical Properties Trust, Inc.                               3,004,758   38,310,664
    Mid-America Apartment Communities, Inc.                      1,102,863  104,716,842
    Monmouth Real Estate Investment Corp.                          584,994    8,540,912
    Monogram Residential Trust, Inc.                               794,030    8,075,285
#   National Health Investors, Inc.                                373,260   27,617,507
    National Retail Properties, Inc.                             1,380,409   60,185,832
#   National Storage Affiliates Trust                              298,818    6,648,701
#   New Senior Investment Group, Inc.                              732,037    7,327,690
#   New York REIT, Inc.                                            201,370    2,003,632
#   NexPoint Residential Trust, Inc.                               117,885    2,724,322
    NorthStar Realty Europe Corp.                                  364,404    4,376,492
    Omega Healthcare Investors, Inc.                             1,830,944   58,718,374
    One Liberty Properties, Inc.                                   135,140    3,129,842
    Paramount Group, Inc.                                        1,561,047   26,053,874
    Park Hotels & Resorts, Inc.                                    303,184    8,228,414
#*  Parkway, Inc.                                                  429,678    9,147,845
#   Pebblebrook Hotel Trust                                        676,216   20,225,621
    Pennsylvania REIT                                              712,124   12,754,141

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
Real Estate Investment Trusts -- (Continued)
#   Physicians Realty Trust                                      1,269,706 $ 23,553,046
    Piedmont Office Realty Trust, Inc. Class A                   1,557,104   33,820,299
    Prologis, Inc.                                               4,983,702  243,453,843
    PS Business Parks, Inc.                                        201,619   22,589,393
    Public Storage                                               1,401,373  301,295,195
#   QTS Realty Trust, Inc. Class A                                 435,931   21,966,563
*   Quality Care Properties, Inc.                                  906,163   16,727,769
    Ramco-Gershenson Properties Trust                              762,807   12,403,242
#   Realty Income Corp.                                          2,429,055  144,844,550
    Regency Centers Corp.                                          980,419   68,364,617
#   Retail Opportunity Investments Corp.                         1,025,503   21,740,664
    Retail Properties of America, Inc. Class A                   2,236,211   33,476,079
#   Rexford Industrial Realty, Inc.                                560,825   12,736,336
    RLJ Lodging Trust                                            1,250,149   29,015,958
    Ryman Hospitality Properties, Inc.                             431,746   26,414,220
#   Sabra Health Care REIT, Inc.                                   609,898   15,491,409
    Saul Centers, Inc.                                             130,628    8,293,572
    Select Income REIT                                             628,917   15,729,214
    Senior Housing Properties Trust                              2,239,981   42,671,638
#   Seritage Growth Properties Class A                              31,870    1,300,296
    Silver Bay Realty Trust Corp.                                  318,669    5,369,573
    Simon Property Group, Inc.                                   2,957,958  543,583,942
#   SL Green Realty Corp.                                          968,768  105,566,649
#   Sotherly Hotels, Inc.                                          109,976      766,533
    Spirit Realty Capital, Inc.                                  4,537,120   47,730,502
    STAG Industrial, Inc.                                          704,264   16,296,669
    STORE Capital Corp.                                          1,434,971   33,951,414
    Summit Hotel Properties, Inc.                                  820,874   12,994,435
    Sun Communities, Inc.                                          646,374   50,908,416
#   Sunstone Hotel Investors, Inc.                               2,091,813   30,791,487
    Tanger Factory Outlet Centers, Inc.                            943,317   32,252,008
    Taubman Centers, Inc.                                          609,763   43,195,611
    Terreno Realty Corp.                                           366,396    9,962,307
#   Tier REIT, Inc.                                                162,359    2,956,557
    UDR, Inc.                                                    2,526,623   88,305,474
#   UMH Properties, Inc.                                           239,446    3,507,884
#   Universal Health Realty Income Trust                           121,654    7,557,146
#   Urban Edge Properties                                          951,822   26,622,461
#   Urstadt Biddle Properties, Inc.                                 68,848    1,227,904
    Urstadt Biddle Properties, Inc. Class A                        269,273    6,045,179
    Ventas, Inc.                                                 3,335,160  205,679,317
    VEREIT, Inc.                                                 9,140,314   77,966,878
    Vornado Realty Trust                                         1,639,064  174,248,894
#   Washington Prime Group, Inc.                                 1,751,444   16,901,435
#   Washington REIT                                                698,108   21,955,497
    Weingarten Realty Investors                                  1,152,906   41,078,041
    Welltower, Inc.                                              3,432,526  227,576,474
#   Whitestone REIT                                                274,463    3,817,780
#   WP Carey, Inc.                                                 949,550   58,815,127
#   Xenia Hotels & Resorts, Inc.                                   870,236   15,968,831

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                    SHARES       VALUE+
                                                                  ---------- --------------
TOTAL COMMON STOCKS                                                           7,521,201,094
                                                                             --------------
TOTAL INVESTMENT SECURITIES                                                   7,521,201,094
                                                                             --------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
     State Street Institutional U.S. Government Money Market
       Fund, 0.420%                                               78,677,013 $   78,677,013
                                                                             --------------
SECURITIES LENDING COLLATERAL -- (5.9%)
(S)@ DFA Short Term Investment Fund                               41,465,816    479,842,422
                                                                             --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $5,876,292,987)^^                        $8,079,720,529
                                                                             ==============

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------
                                                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                             -------------- ------------ ------- --------------
Common Stocks
   Real Estate Investment Trusts                             $7,521,201,094           --   --    $7,521,201,094
Temporary Cash Investments                                       78,677,013           --   --        78,677,013
Securities Lending Collateral                                            -- $479,842,422   --       479,842,422
Futures Contracts**                                                 693,816           --   --           693,816
                                                             -------------- ------------   --    --------------
TOTAL                                                        $7,600,571,923 $479,842,422   --    $8,080,414,345
                                                             ============== ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                       LARGE CAP INTERNATIONAL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                  SHARES     VALUE++
                                                                 --------- -----------
COMMON STOCKS -- (94.0%)
AUSTRALIA -- (6.0%)
    AGL Energy, Ltd.                                               141,606 $ 2,428,202
#   Alumina, Ltd.                                                  630,147     928,494
    Amcor, Ltd.                                                    342,558   3,718,130
    Amcor, Ltd. Sponsored ADR                                        1,068      46,202
    AMP, Ltd.                                                    1,481,814   5,624,328
    Ansell, Ltd.                                                     9,168     165,249
#   APA Group                                                      241,803   1,544,663
    Aristocrat Leisure, Ltd.                                       150,762   1,748,355
    ASX, Ltd.                                                       29,551   1,118,482
    Aurizon Holdings, Ltd.                                         554,177   2,105,377
    AusNet Services                                                559,456     671,050
#   Australia & New Zealand Banking Group, Ltd.                    674,282  14,981,457
    Bank of Queensland, Ltd.                                       135,570   1,231,727
    Bendigo & Adelaide Bank, Ltd.                                  168,434   1,604,073
    BHP Billiton, Ltd.                                             831,278  16,865,162
    BHP Billiton, Ltd. Sponsored ADR                                64,389   2,658,622
    BlueScope Steel, Ltd.                                          411,937   3,502,820
    Boral, Ltd.                                                    398,692   1,761,936
    Brambles, Ltd.                                                 422,074   3,335,657
    Caltex Australia, Ltd.                                          74,750   1,622,272
    Challenger, Ltd.                                               179,976   1,505,932
    CIMIC Group, Ltd.                                               22,997     598,588
    Coca-Cola Amatil, Ltd.                                         177,113   1,309,811
    Cochlear, Ltd.                                                  16,370   1,555,055
#   Commonwealth Bank of Australia                                 430,944  26,701,320
    Computershare, Ltd.                                            135,373   1,323,956
    Crown Resorts, Ltd.                                            110,083     952,292
    CSL, Ltd.                                                      125,031  10,658,895
#   Domino's Pizza Enterprises, Ltd.                                15,666     706,752
    DUET Group                                                     709,634   1,508,119
    Evolution Mining, Ltd.                                         253,006     411,473
#   Fortescue Metals Group, Ltd.                                 1,115,133   5,642,896
    Harvey Norman Holdings, Ltd.                                   174,750     662,795
    Healthscope, Ltd.                                              314,890     522,927
    Incitec Pivot, Ltd.                                            577,729   1,688,481
    Insurance Australia Group, Ltd.                                547,842   2,397,591
    James Hardie Industries P.L.C.                                 101,023   1,586,701
    James Hardie Industries P.L.C. Sponsored ADR                     2,500      39,425
    LendLease Group                                                137,781   1,473,320
    Macquarie Group, Ltd.                                           89,946   5,775,950
    Magellan Financial Group, Ltd.                                  25,000     445,983
    Medibank Pvt, Ltd.                                             740,774   1,518,094
#   National Australia Bank, Ltd.                                  585,207  13,457,487
    Newcrest Mining, Ltd.                                          259,537   4,256,192
    Oil Search, Ltd.                                               342,354   1,787,969
    Orica, Ltd.                                                    134,906   1,920,390
    Origin Energy, Ltd.                                            640,596   3,435,028
    Qantas Airways, Ltd.                                           264,710     684,231
    QBE Insurance Group, Ltd.                                      482,818   4,580,585
    Ramsay Health Care, Ltd.                                        40,041   2,029,490
#   REA Group, Ltd.                                                 15,296     610,657

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
AUSTRALIA -- (Continued)
    Rio Tinto, Ltd.                                                 85,295 $  4,326,965
    Santos, Ltd.                                                   634,665    1,930,834
    Seek, Ltd.                                                      89,174      977,401
    Sonic Healthcare, Ltd.                                          93,543    1,475,295
    South32, Ltd.                                                1,440,202    3,014,319
    South32, Ltd. ADR                                               79,510      838,831
    Spark Infrastructure Group                                     469,195      833,905
    Star Entertainment Grp, Ltd. (The)                             270,927      981,464
    Suncorp Group, Ltd.                                            461,614    4,563,948
    Sydney Airport                                                 232,530    1,031,887
    Tabcorp Holdings, Ltd.                                         202,120      726,470
    Tatts Group, Ltd.                                              368,989    1,214,787
    Telstra Corp., Ltd.                                          1,141,959    4,332,640
#   TPG Telecom, Ltd.                                               97,014      476,592
    Transurban Group                                               463,158    3,583,961
    Treasury Wine Estates, Ltd.                                    182,183    1,607,222
#   Vocus Group, Ltd.                                              134,027      411,020
    Wesfarmers, Ltd.                                               231,489    7,071,802
#   Westpac Banking Corp.                                          765,898   18,437,824
    Westpac Banking Corp. Sponsored ADR                             85,381    2,061,097
    Woodside Petroleum, Ltd.                                       214,413    5,140,893
    Woolworths, Ltd.                                               353,935    6,605,273
                                                                           ------------
TOTAL AUSTRALIA                                                             241,055,073
                                                                           ------------
AUSTRIA -- (0.2%)
    ANDRITZ AG                                                      13,945      753,725
    Erste Group Bank AG                                            104,259    3,177,936
    OMV AG                                                          79,571    2,784,831
*   Raiffeisen Bank International AG                                17,373      386,934
    Verbund AG                                                         936       15,091
    Voestalpine AG                                                  40,532    1,718,687
                                                                           ------------
TOTAL AUSTRIA                                                                 8,837,204
                                                                           ------------
BELGIUM -- (1.3%)
    Ageas                                                           70,624    3,023,925
    Anheuser-Busch InBev SA/NV                                     243,093   25,383,288
    Anheuser-Busch InBev SA/NV Sponsored ADR                        25,694    2,678,856
    bpost SA                                                         3,505       84,788
    Colruyt SA                                                      25,959    1,270,463
    KBC Group NV                                                    87,921    5,710,212
    Proximus SADP                                                   74,014    2,125,657
    Solvay SA                                                       42,579    4,992,378
*   Telenet Group Holding NV                                        16,631      892,418
    UCB SA                                                          64,921    4,484,099
    Umicore SA                                                      32,131    1,799,800
                                                                           ------------
TOTAL BELGIUM                                                                52,445,884
                                                                           ------------
CANADA -- (8.6%)
    Agnico Eagle Mines, Ltd.(008474108)                             30,183    1,439,729
    Agnico Eagle Mines, Ltd.(2009823)                               30,701    1,464,450
    Agrium, Inc.(2213538)                                           31,176    3,210,918
    Agrium, Inc.(008916108)                                         13,910    1,431,478

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- -----------
CANADA -- (Continued)
    Algonquin Power & Utilities Corp.                             33,400 $   290,301
    Alimentation Couche-Tard, Inc. Class B                       113,858   5,215,812
#   AltaGas, Ltd.                                                 40,404     961,002
#*  Amaya, Inc.                                                    9,600     131,689
    ARC Resources, Ltd.                                           93,788   1,459,525
    Atco, Ltd. Class I                                            24,924     877,631
*   B2Gold Corp.                                                 149,000     452,296
    Bank of Montreal(063671101)                                  112,082   8,476,762
#   Bank of Montreal(2076009)                                     88,229   6,673,875
    Bank of Nova Scotia (The)(064149107)                          75,349   4,504,363
    Bank of Nova Scotia (The)(2076281)                           181,668  10,856,103
    Barrick Gold Corp.(067901108)                                187,936   3,465,540
    Barrick Gold Corp.(2024644)                                   22,992     423,707
    BCE, Inc.(B188TH2)                                            23,262   1,048,645
    BCE, Inc.(05534B760)                                          27,640   1,247,117
*   BlackBerry, Ltd.(09228F103)                                  102,051     720,480
*   BlackBerry, Ltd.(BCBHZ31)                                     42,575     300,356
*   Bombardier, Inc. Class A                                       9,200      18,170
*   Bombardier, Inc. Class B                                     564,692   1,080,563
    Brookfield Asset Management, Inc. Class A                    200,175   6,922,495
    CAE, Inc.(2162760)                                            75,738   1,075,611
    CAE, Inc.(124765108)                                          23,914     339,579
    Cameco Corp.(13321L108)                                       52,650     671,288
    Cameco Corp.(2166160)                                         75,060     955,807
    Canadian Imperial Bank of Commerce(136069101)                 30,723   2,617,600
    Canadian Imperial Bank of Commerce(2170525)                   73,135   6,227,926
    Canadian National Railway Co.(136375102)                      55,180   3,836,114
    Canadian National Railway Co.(2180632)                       151,760  10,547,684
    Canadian Natural Resources, Ltd.(136385101)                   49,459   1,495,146
    Canadian Natural Resources, Ltd.(2171573)                    167,206   5,055,050
    Canadian Pacific Railway, Ltd.(2793115)                       32,866   4,970,880
    Canadian Pacific Railway, Ltd.(13645T100)                      4,458     673,782
#   Canadian Tire Corp., Ltd. Class A                             26,916   2,862,559
    Canadian Utilities, Ltd. Class A                              27,940     795,310
    CCL Industries, Inc. Class B                                   7,796   1,604,433
    Cenovus Energy, Inc.(15135U109)                              246,639   3,361,690
    Cenovus Energy, Inc.(B57FG04)                                 37,861     516,743
*   CGI Group, Inc. Class A(39945C109)                            34,943   1,680,409
*   CGI Group, Inc. Class A(2159740)                              22,635   1,088,393
#   CI Financial Corp.                                            64,215   1,342,285
    Cineplex, Inc.                                                12,086     486,598
#   Cogeco Communications, Inc.                                    8,563     467,222
    Constellation Software, Inc.                                   5,343   2,413,250
    Crescent Point Energy Corp.(B67C8W8)                         144,994   1,690,343
    Crescent Point Energy Corp.(22576C101)                        74,710     871,866
*   Detour Gold Corp.                                             46,987     637,326
    DH Corp.                                                      11,511     203,549
    Dollarama, Inc.                                               31,000   2,347,781
    ECN Capital Corp.                                            116,203     271,475
*   Eldorado Gold Corp.(284902103)                                27,183      95,956
*   Eldorado Gold Corp.(2307873)                                 200,312     708,115
    Element Fleet Management Corp.                               126,503   1,229,789
#   Emera, Inc.                                                   13,522     472,192

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
CANADA -- (Continued)
    Empire Co., Ltd. Class A                                      91,344 $1,140,703
#   Enbridge Income Fund Holdings, Inc.                           48,647  1,278,187
    Enbridge, Inc.(2466149)                                      132,304  5,632,770
    Enbridge, Inc.(29250N105)                                     79,896  3,403,570
    Encana Corp.(292505104)                                      234,765  2,995,601
    Encana Corp.(2793193)                                         26,386    336,808
    Fairfax Financial Holdings, Ltd.                               8,723  4,075,761
#   Finning International, Inc.                                   54,601  1,105,238
    First Capital Realty, Inc.                                    47,815    760,631
    First Quantum Minerals, Ltd.                                 249,732  3,149,355
    Fortis, Inc.                                                  84,765  2,725,508
    Franco-Nevada Corp.(B29NF31)                                  13,971    908,746
    Franco-Nevada Corp.(351858105)                                15,128    983,925
    George Weston, Ltd.                                           18,879  1,610,138
    Gildan Activewear, Inc.(375916103)                            19,491    510,079
    Gildan Activewear, Inc.(2254645)                              35,400    926,045
    Goldcorp, Inc.(380956409)                                    153,089  2,475,449
    Goldcorp, Inc.(2676302)                                      100,844  1,630,554
    Great-West Lifeco, Inc.                                       65,700  1,800,470
*   Husky Energy, Inc.                                           128,143  1,653,426
    Hydro One, Ltd.                                               24,000    443,573
    IGM Financial, Inc.                                           32,340    993,873
    Imperial Oil, Ltd.(453038408)                                 31,875  1,048,050
    Imperial Oil, Ltd.(2454241)                                   32,327  1,062,785
    Industrial Alliance Insurance & Financial Services, Inc.      43,322  1,822,770
    Intact Financial Corp.                                        27,000  1,971,389
#   Inter Pipeline, Ltd.                                          98,007  2,125,462
    Jean Coutu Group PJC, Inc. (The) Class A                      24,200    380,319
    Keyera Corp.                                                  49,618  1,456,605
*   Kinross Gold Corp.(496902404)                                 22,897     89,298
*   Kinross Gold Corp.(B03Z841)                                  686,867  2,676,208
    Linamar Corp.                                                 21,896    962,667
    Loblaw Cos., Ltd.                                             54,709  2,875,362
*   Lundin Mining Corp.                                          164,804  1,008,138
    MacDonald Dettwiler & Associates, Ltd.                         1,900    105,232
    Magna International, Inc.(559222401)                          44,050  1,906,484
    Magna International, Inc.(2554475)                            69,820  3,020,302
    Manitoba Telecom Services, Inc.                                6,200    178,960
    Manulife Financial Corp.(56501R106)                          156,409  2,996,796
    Manulife Financial Corp.(2492519)                            277,559  5,321,881
    Maple Leaf Foods, Inc.                                        28,387    650,747
    Methanex Corp.                                                25,281  1,264,001
    Metro, Inc.                                                   75,672  2,298,801
    National Bank of Canada                                      144,118  6,221,024
#   Northland Power, Inc.                                         31,400    577,688
    Onex Corp.                                                    19,404  1,357,870
    Open Text Corp.(683715106)                                    21,448    735,023
    Open Text Corp.(2260824)                                      42,200  1,444,448
    Pembina Pipeline Corp.(B4PPQG5)                               30,128    934,269
    Pembina Pipeline Corp.(B4PT2P8)                               39,401  1,222,377
    Peyto Exploration & Development Corp.                         51,705  1,125,292
    Potash Corp. of Saskatchewan, Inc.(73755L107)                142,109  2,643,227
    Potash Corp. of Saskatchewan, Inc.(2696980)                  106,900  1,988,895

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- ------------
CANADA -- (Continued)
#   PrairieSky Royalty, Ltd.                                       1,100 $     25,783
    Quebecor, Inc. Class B                                        25,100      755,942
    Restaurant Brands International, Inc.                         61,971    3,039,853
    Ritchie Bros Auctioneers, Inc.(2345390)                       16,700      541,330
    Ritchie Bros Auctioneers, Inc.(767744105)                     13,682      443,844
    Rogers Communications, Inc. Class B(2169051)                  57,268    2,484,364
    Rogers Communications, Inc. Class B(775109200)                34,729    1,507,239
    Royal Bank of Canada(780087102)                              123,515    8,877,023
#   Royal Bank of Canada(2754383)                                246,120   17,696,052
    Saputo, Inc.                                                  70,400    2,592,018
*   Seven Generations Energy, Ltd. Class A                        53,325    1,065,885
    Shaw Communications, Inc. Class B(82028K200)                  78,254    1,689,504
    Shaw Communications, Inc. Class B(2801836)                    60,849    1,312,608
    Silver Wheaton Corp.(828336107)                              101,449    2,245,066
    Silver Wheaton Corp.(B058ZX6)                                 45,515    1,006,314
    SNC-Lavalin Group, Inc.                                       43,986    1,895,666
    Stantec, Inc.(85472N109)                                      16,651      446,247
#   Stantec, Inc.(2854238)                                        12,500      335,062
    Stella-Jones, Inc.                                             5,529      169,960
    Sun Life Financial, Inc.(866796105)                           68,721    2,711,731
    Sun Life Financial, Inc.(2566124)                             84,631    3,340,364
    Suncor Energy, Inc.(867224107)                                57,146    1,773,812
    Suncor Energy, Inc.(B3NB1P2)                                 319,329    9,904,420
    Tahoe Resources, Inc.                                         98,418      899,541
    Teck Resources, Ltd. Class B(878742204)                      117,658    2,887,327
    Teck Resources, Ltd. Class B(2879327)                         83,338    2,042,381
    TELUS Corp.                                                   50,417    1,683,085
    Thomson Reuters Corp.(2126067)                                24,983    1,120,238
    Thomson Reuters Corp.(2889371)                                58,150    2,606,639
    TMX Group, Ltd.                                                2,500      132,334
    Toronto-Dominion Bank (The)(891160509)                       132,250    6,846,583
    Toronto-Dominion Bank (The)(2897222)                         270,619   14,019,156
*   Tourmaline Oil Corp.                                          81,657    1,908,938
    TransCanada Corp.(89353D107)                                 103,055    4,866,257
    TransCanada Corp.(2665184)                                   106,971    5,046,647
*   Turquoise Hill Resources, Ltd.(900435108)                     68,462      247,148
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                      275,489      997,159
*   Valeant Pharmaceuticals International, Inc.(91911K102)       134,482    1,853,162
*   Valeant Pharmaceuticals International, Inc.(B3XSX46)          57,482      793,373
#   Veresen, Inc.                                                 87,129      885,853
#   Vermilion Energy, Inc.(B607XS1)                               13,782      568,544
    Vermilion Energy, Inc.(923725105)                              4,440      182,884
    Waste Connections, Inc.(94106B101)                            33,764    2,711,226
    Waste Connections, Inc.(BYQFRK5)                              14,754    1,183,278
    West Fraser Timber Co., Ltd.                                  29,984    1,024,007
    Whitecap Resources, Inc.                                      82,700      658,422
    WSP Global, Inc.                                              34,300    1,206,727
    Yamana Gold, Inc.                                            302,591      999,916
                                                                         ------------
TOTAL CANADA                                                              343,530,450
                                                                         ------------
DENMARK -- (1.4%)
    AP Moller - Maersk A.S. Class A                                  825    1,320,875
    AP Moller - Maersk A.S. Class B                                1,455    2,438,766

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
DENMARK -- (Continued)
    Carlsberg A.S. Class B                                        40,269 $ 3,643,027
    Chr Hansen Holding A.S.                                       32,039   1,955,787
    Coloplast A.S. Class B                                        28,811   2,065,901
    Danske Bank A.S.                                             157,735   5,261,169
#   DSV A.S.                                                      64,153   3,119,731
#*  Genmab A.S.                                                   13,154   2,547,406
#*  H Lundbeck A.S.                                               21,520     924,262
    ISS A.S.                                                      70,212   2,500,135
#   Novo Nordisk A.S. Class B                                    411,533  14,872,693
    Novo Nordisk A.S. Sponsored ADR                               60,487   2,187,815
    Novozymes A.S. Class B                                        69,680   2,716,134
    Pandora A.S.                                                  36,040   4,723,000
    Tryg A.S.                                                     45,695     874,291
    Vestas Wind Systems A.S.                                      64,852   4,547,995
*   William Demant Holding A.S.                                   33,414     625,646
                                                                         -----------
TOTAL DENMARK                                                             56,324,633
                                                                         -----------
FINLAND -- (0.9%)
    Elisa Oyj                                                     37,118   1,250,788
    Fortum Oyj                                                   196,909   3,141,625
#   Kone Oyj Class B                                              83,958   3,795,818
#   Neste Oyj                                                     44,411   1,545,195
#   Nokia Oyj(5902941)                                           899,569   4,039,212
    Nokia Oyj(5946455)                                           303,562   1,364,372
    Nokia Oyj Sponsored ADR                                      223,680   1,011,034
    Orion Oyj Class A                                              4,170     193,252
    Orion Oyj Class B                                             24,212   1,127,038
    Sampo Oyj Class A                                             94,238   4,364,021
    Stora Enso Oyj Class R                                       316,606   3,592,899
    Stora Enso Oyj Sponsored ADR                                  12,000     135,840
    UPM-Kymmene Oyj                                              307,575   6,975,770
    UPM-Kymmene Oyj Sponsored ADR                                 13,000     294,970
    Wartsila Oyj Abp                                              43,314   2,175,196
                                                                         -----------
TOTAL FINLAND                                                             35,007,030
                                                                         -----------
FRANCE -- (8.0%)
    Accor SA                                                      58,299   2,362,624
    Aeroports de Paris                                             8,026     890,624
    Air Liquide SA                                               106,753  11,525,447
    Airbus SE                                                    157,925  10,704,942
*   Alstom SA                                                     35,518   1,007,801
    Arkema SA                                                     33,654   3,323,729
    Atos SE                                                       30,602   3,255,880
    AXA SA                                                       390,987   9,609,385
    AXA SA Sponsored ADR                                          34,916     859,981
    BioMerieux                                                     3,597     569,044
    BNP Paribas SA                                               262,761  16,809,296
    Bollore SA(4572709)                                          291,378   1,165,360
*   Bollore SA(BD3RTL2)                                            1,707       7,002
    Bouygues SA                                                   98,948   3,595,369
    Bureau Veritas SA                                             69,919   1,369,261
    Capgemini SA                                                  35,656   2,903,056

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
FRANCE -- (Continued)
    Carrefour SA                                                 274,037 $ 6,703,844
    Casino Guichard Perrachon SA                                  21,664   1,168,172
    Christian Dior SE                                             14,583   3,130,465
    Cie de Saint-Gobain                                          135,189   6,642,600
    Cie Generale des Etablissements Michelin                      70,780   7,604,063
    CNP Assurances                                                62,831   1,180,774
    Credit Agricole SA                                           263,359   3,495,213
    Danone SA                                                    140,586   8,813,155
    Danone SA Sponsored ADR                                       12,326     154,691
    Dassault Aviation SA                                             298     343,469
    Dassault Systemes SE                                          32,716   2,532,648
    Eiffage SA                                                    24,246   1,743,039
#   Electricite de France SA                                     160,823   1,585,395
    Engie SA                                                     369,029   4,418,207
    Essilor International SA                                      50,470   5,920,947
    Eurofins Scientific SE                                         2,541   1,140,811
    Eutelsat Communications SA                                    29,522     503,547
    Faurecia                                                      32,373   1,406,591
    Groupe Eurotunnel SE                                         114,795   1,067,850
#   Hermes International                                           7,309   3,176,398
    Iliad SA                                                       7,042   1,505,938
    Imerys SA                                                     10,005     803,465
    Ingenico Group SA                                             13,088   1,103,662
    Ipsen SA                                                       7,777     602,616
    JCDecaux SA                                                   21,745     696,113
#   Kering                                                        14,029   3,339,477
    L'Oreal SA                                                    62,257  11,319,382
    Legrand SA                                                    64,641   3,754,424
    LVMH Moet Hennessy Louis Vuitton SE                           76,537  15,423,972
    Natixis SA                                                   332,236   1,968,689
    Orange SA                                                    609,104   9,455,996
    Orange SA Sponsored ADR                                       45,487     707,323
    Pernod Ricard SA                                              40,979   4,793,471
*   Peugeot SA                                                   350,597   6,524,821
    Publicis Groupe SA                                            57,767   3,968,534
    Publicis Groupe SA ADR                                         4,537      77,900
    Renault SA                                                    83,833   7,548,626
    Safran SA                                                     83,768   5,678,357
    Sanofi                                                       232,689  18,702,721
    Sartorius Stedim Biotech                                       6,853     414,684
    Schneider Electric SE(4834108)                               104,727   7,493,639
    Schneider Electric SE(B11BPS1)                                   935      67,529
    SCOR SE                                                       56,091   1,898,338
    SEB SA                                                         5,793     728,506
    SES SA                                                       139,840   2,719,153
*   SFR Group SA                                                  34,828   1,011,956
    Societe BIC SA                                                 6,853     896,040
    Societe Generale SA                                          188,696   9,224,875
#   Sodexo SA(7062713)                                            24,827   2,745,426
    Sodexo SA()                                                   16,625   1,836,843
    STMicroelectronics NV                                        223,754   2,953,141
    Suez                                                          94,973   1,438,608
    Teleperformance                                               21,627   2,315,154

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
FRANCE -- (Continued)
    Thales SA                                                       31,870 $  2,989,872
    Total SA                                                       399,254   20,200,322
    Total SA Sponsored ADR                                         147,112    7,437,995
    Valeo SA                                                        76,843    4,696,614
    Veolia Environnement SA                                         78,079    1,329,943
    Veolia Environnement SA ADR                                     17,086      291,316
    Vinci SA                                                       133,819    9,380,247
    Vivendi SA                                                     358,161    6,567,255
#   Zodiac Aerospace                                                48,103    1,462,049
                                                                           ------------
TOTAL FRANCE                                                                320,765,672
                                                                           ------------
GERMANY -- (7.4%)
    Adidas AG                                                       42,349    6,682,874
    Allianz SE                                                      78,538   13,348,655
    Allianz SE Sponsored ADR                                       245,686    4,168,063
#   Axel Springer SE                                                20,495    1,080,294
    BASF SE                                                        234,227   22,610,811
    BASF SE Sponsored ADR                                            8,000      772,640
    Bayer AG                                                       185,916   20,651,378
    Bayer AG Sponsored ADR                                          32,835    3,655,028
    Bayerische Motoren Werke AG                                    109,663   10,013,347
    Beiersdorf AG                                                   15,987    1,418,346
    Brenntag AG                                                     41,661    2,423,720
    Commerzbank AG                                                 354,168    3,080,426
    Continental AG                                                  28,572    5,593,356
    Covestro AG                                                     23,029    1,733,018
    Daimler AG                                                     298,531   22,451,578
*   Deutsche Bank AG(5750355)                                       70,896    1,415,861
*   Deutsche Bank AG(D18190898)                                    364,562    7,258,429
*   Deutsche Boerse AG                                              42,269    3,900,307
    Deutsche Lufthansa AG                                          158,684    2,119,794
    Deutsche Post AG                                               260,063    8,729,019
#   Deutsche Telekom AG                                            847,001   14,828,441
    Deutsche Telekom AG Sponsored ADR                               94,100    1,639,222
    Deutsche Wohnen AG                                              79,177    2,582,553
    E.ON SE                                                      1,317,416   10,148,161
    E.ON SE Sponsored ADR                                           52,950      408,244
    Evonik Industries AG                                            48,216    1,565,178
#   Fielmann AG                                                      6,417      448,583
    Fraport AG Frankfurt Airport Services Worldwide                  6,874      411,375
#   Fresenius Medical Care AG & Co. KGaA                            49,697    4,056,503
    Fresenius SE & Co. KGaA                                        103,541    8,194,722
    Fuchs Petrolub SE                                                9,084      383,499
    GEA Group AG                                                    32,539    1,348,318
    Hannover Rueck SE                                               19,451    2,142,517
    HeidelbergCement AG                                             52,369    5,059,060
    Henkel AG & Co. KGaA                                            21,511    2,269,888
    Hochtief AG                                                      6,209      885,098
    Infineon Technologies AG                                       272,146    5,007,845
    KION Group AG                                                   30,696    1,870,735
    Lanxess AG                                                      42,189    3,070,147
    LEG Immobilien AG                                               14,708    1,156,861
    Linde AG                                                        39,348    6,398,941

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
GERMANY -- (Continued)
    MAN SE                                                           8,511 $    882,354
    Merck KGaA                                                      31,029    3,423,486
    Metro AG                                                        82,597    2,826,531
    MTU Aero Engines AG                                             10,962    1,313,122
    Muenchener Rueckversicherungs-Gesellschaft AG                   36,498    6,872,799
    Osram Licht AG                                                  25,582    1,485,051
    ProSiebenSat.1 Media SE                                         59,498    2,531,124
    QIAGEN NV                                                       40,072    1,166,099
    Rational AG                                                        629      285,602
    RTL Group SA                                                     9,990      763,209
*   RWE AG                                                         263,396    3,507,127
    SAP SE                                                         186,884   17,090,570
    SAP SE Sponsored ADR                                             8,519      779,574
    Siemens AG                                                     152,581   19,737,630
    Symrise AG                                                      28,103    1,692,149
*   Talanx AG                                                       19,158      659,409
#   Telefonica Deutschland Holding AG                              248,880    1,041,110
    ThyssenKrupp AG                                                103,507    2,622,125
*   Uniper SE                                                      131,741    1,876,788
    United Internet AG                                              32,739    1,371,982
    Volkswagen AG                                                   11,572    1,853,769
    Vonovia SE                                                      96,146    3,150,021
#   Wacker Chemie AG                                                 8,354    1,009,648
#   Wirecard AG                                                     14,361      697,260
*   Zalando SE                                                      14,365      568,119
                                                                           ------------
TOTAL GERMANY                                                               296,189,493
                                                                           ------------
HONG KONG -- (2.7%)
    AIA Group, Ltd.                                              2,502,600   15,494,474
    ASM Pacific Technology, Ltd.                                    58,600      712,474
#   Bank of East Asia, Ltd. (The)                                  328,575    1,399,550
#   BOC Hong Kong Holdings, Ltd.                                   935,000    3,738,019
#*  Brightoil Petroleum Holdings, Ltd.                              40,000       12,331
#   Cathay Pacific Airways, Ltd.                                   803,000    1,087,574
#   Cheung Kong Infrastructure Holdings, Ltd.                      148,000    1,190,172
    Cheung Kong Property Holdings, Ltd.                            610,962    4,015,779
#   Chow Tai Fook Jewellery Group, Ltd.                            392,600      333,791
    CK Hutchison Holdings, Ltd.                                    683,962    8,197,408
    CLP Holdings, Ltd.                                             380,400    3,712,925
    FIH Mobile, Ltd.                                               627,000      201,460
    First Pacific Co., Ltd.                                        466,400      353,634
    Galaxy Entertainment Group, Ltd.                               652,000    3,096,928
    Haitong International Securities Group, Ltd.                   661,323      369,580
    Hang Lung Group, Ltd.                                          308,000    1,181,218
    Hang Lung Properties, Ltd.                                     814,000    2,003,314
    Hang Seng Bank, Ltd.                                           195,800    3,990,984
    Henderson Land Development Co., Ltd.                           389,171    2,148,199
#   HK Electric Investments & HK Electric Investments, Ltd.        622,000      519,189
    HKT Trust & HKT, Ltd.                                        1,136,000    1,589,819
#   Hong Kong & China Gas Co., Ltd.                              1,883,212    3,545,715
    Hong Kong Exchanges and Clearing, Ltd.                         313,414    7,580,495
    Hongkong & Shanghai Hotels, Ltd. (The)                          67,025       74,531
    Hopewell Holdings, Ltd.                                          3,000       10,712

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
HONG KONG -- (Continued)
    Hysan Development Co., Ltd.                                    195,638 $    891,610
    Kerry Properties, Ltd.                                         260,893      738,285
#   Kingston Financial Group, Ltd.                               1,594,000      703,432
    L'Occitane International SA                                     59,500      117,236
    Li & Fung, Ltd.                                              2,974,000    1,289,629
    Melco Crown Entertainment, Ltd. ADR                             34,136      574,850
#   MGM China Holdings, Ltd.                                       246,000      477,834
#   MTR Corp., Ltd.                                                311,511    1,582,524
    New World Development Co., Ltd.                              3,553,709    4,100,249
    NWS Holdings, Ltd.                                             465,615      836,690
    PCCW, Ltd.                                                   1,289,712      782,809
    Power Assets Holdings, Ltd.                                    291,707    2,795,095
    Prada SpA                                                      153,800      637,249
    Samsonite International SA                                     354,900    1,114,578
    Sands China, Ltd.                                              636,400    2,800,138
    Shangri-La Asia, Ltd.                                          409,655      455,655
    Sino Land Co., Ltd.                                          1,100,062    1,817,684
    SJM Holdings, Ltd.                                             841,000      668,224
    Sun Hung Kai Properties, Ltd.                                  332,108    4,570,156
    Swire Pacific, Ltd. Class A                                    232,500    2,368,688
    Swire Pacific, Ltd. Class B                                    255,000      448,965
    Swire Properties, Ltd.                                         257,600      724,827
    Techtronic Industries Co., Ltd.                                409,000    1,414,570
    WH Group, Ltd.                                               3,887,000    2,952,340
    Wharf Holdings, Ltd. (The)                                     450,609    3,378,794
    Wheelock & Co., Ltd.                                           329,000    1,999,635
#   Wynn Macau, Ltd.                                               398,800      725,267
    Xinyi Glass Holdings, Ltd.                                     526,000      473,117
    Yue Yuen Industrial Holdings, Ltd.                             363,500    1,328,844
                                                                           ------------
TOTAL HONG KONG                                                             109,329,249
                                                                           ------------
IRELAND -- (0.5%)
*   Bank of Ireland                                              9,774,999    2,626,124
    CRH P.L.C.(4182249)                                             22,786      790,348
    CRH P.L.C.(0182704)                                             58,738    2,049,896
    CRH P.L.C. Sponsored ADR                                       127,063    4,386,215
    Glanbia P.L.C.                                                  54,515      920,732
    Kerry Group P.L.C. Class A(4519579)                             24,475    1,720,920
    Kerry Group P.L.C. Class A(0490656)                             18,318    1,289,073
    Paddy Power Betfair P.L.C.                                      19,509    2,039,895
*   Ryanair Holdings P.L.C.                                         32,682      507,744
    Smurfit Kappa Group P.L.C.                                     101,653    2,679,372
                                                                           ------------
TOTAL IRELAND                                                                19,010,319
                                                                           ------------
ISRAEL -- (0.4%)
    Azrieli Group, Ltd.                                             15,660      714,800
    Bank Hapoalim BM                                               345,337    2,086,584
*   Bank Leumi Le-Israel BM                                        560,646    2,318,893
    Bezeq The Israeli Telecommunication Corp., Ltd.                508,328      888,016
    Delek Group, Ltd.                                                  875      188,926
    Elbit Systems, Ltd.(6308913)                                     6,571      724,127
    Elbit Systems, Ltd.(M3760D101)                                   1,593      175,230

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- -----------
ISRAEL -- (Continued)
    Frutarom Industries, Ltd.                                       10,001 $   528,405
    Israel Chemicals, Ltd.                                         254,399   1,169,209
    Melisron, Ltd.                                                   1,865      85,447
    Mizrahi Tefahot Bank, Ltd.                                      74,670   1,150,130
    Nice, Ltd. Sponsored ADR                                         9,648     677,097
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR             193,458   6,467,301
                                                                           -----------
TOTAL ISRAEL                                                                17,174,165
                                                                           -----------
ITALY -- (1.8%)
    Assicurazioni Generali SpA                                     432,892   6,907,692
    Atlantia SpA                                                   107,415   2,447,961
    Banca Mediolanum SpA                                            51,783     397,248
    Cairo Communication SpA                                              1           2
    CNH Industrial NV                                              316,755   2,813,952
    Davide Campari-Milano SpA                                       69,414     696,266
    Enel SpA                                                     1,729,808   7,231,689
    Eni SpA                                                        497,731   7,653,020
    Eni SpA Sponsored ADR                                           67,929   2,099,685
    Ferrari NV(BD6G507)                                             33,971   2,117,659
    Ferrari NV(N3167Y103)                                            2,200     136,686
*   Fiat Chrysler Automobiles NV(N31738102)                          7,000      76,930
*   Fiat Chrysler Automobiles NV(BRJFWP3)                          537,775   5,888,345
    Intesa Sanpaolo SpA                                          2,863,623   6,726,249
    Intesa Sanpaolo SpA Sponsored ADR                                9,000     127,350
*   Italgas SpA                                                     99,874     379,504
*   Leonardo SpA                                                   170,265   2,193,594
    Luxottica Group SpA                                             43,541   2,337,836
    Luxottica Group SpA Sponsored ADR                                  875      46,865
    Mediobanca SpA                                                 187,413   1,613,632
    Parmalat SpA                                                    31,585     101,952
    Poste Italiane SpA                                             224,494   1,412,696
    Prysmian SpA                                                    21,357     555,559
    Recordati SpA                                                   26,352     750,404
    Snam SpA                                                       524,215   1,995,219
*   Telecom Italia SpA                                           5,254,863   4,518,738
*   Telecom Italia SpA Sponsored ADR                                78,565     676,445
#   Tenaris SA                                                      33,701     590,339
    Tenaris SA ADR                                                  19,881     696,630
    Terna Rete Elettrica Nazionale SpA                             431,864   1,894,081
#   UniCredit SpA                                                  232,403   6,343,913
    UnipolSai SpA                                                  400,381     835,014
                                                                           -----------
TOTAL ITALY                                                                 72,263,155
                                                                           -----------
JAPAN -- (21.9%)
    ABC-Mart, Inc.                                                   8,400     489,040
*   Acom Co., Ltd.                                                  76,500     329,038
    Advantest Corp.                                                 38,800     723,949
    Aeon Co., Ltd.                                                 196,100   2,834,203
    AEON Financial Service Co., Ltd.                                48,700     871,859
    Aeon Mall Co., Ltd.                                             37,248     539,837
    Ain Holdings, Inc.                                               4,600     337,197
    Air Water, Inc.                                                 79,000   1,462,741

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Aisin Seiki Co., Ltd.                                         57,500 $2,630,303
    Ajinomoto Co., Inc.                                          134,300  2,650,753
    Alfresa Holdings Corp.                                        54,200    892,152
    Alps Electric Co., Ltd.                                       73,500  1,957,729
    Amada Holdings Co., Ltd.                                      81,800    961,451
    ANA Holdings, Inc.                                           258,000    766,336
    Aoyama Trading Co., Ltd.                                      12,600    444,097
    Aozora Bank, Ltd.                                            306,000  1,114,443
    Asahi Glass Co., Ltd.                                        461,000  3,425,059
    Asahi Group Holdings, Ltd.                                    96,300  3,388,763
    Asahi Intecc Co., Ltd.                                        11,300    459,874
    Asahi Kasei Corp.                                            354,000  3,301,599
#   Asics Corp.                                                   40,800    794,774
    ASKUL Corp.                                                    3,000     97,505
    Astellas Pharma, Inc.                                        571,575  7,671,550
    Azbil Corp.                                                   18,700    563,804
    Bandai Namco Holdings, Inc.                                   59,300  1,633,167
#   Bank of Kyoto, Ltd. (The)                                    113,000    883,372
    Benesse Holdings, Inc.                                        21,100    614,131
    Bridgestone Corp.                                            189,313  6,943,228
    Brother Industries, Ltd.                                      80,800  1,491,395
#   Calbee, Inc.                                                  22,300    725,930
    Calsonic Kansei Corp.                                         77,000  1,224,113
    Canon Marketing Japan, Inc.                                   19,700    376,008
    Canon, Inc.                                                  164,300  4,861,042
    Canon, Inc. Sponsored ADR                                     64,347  1,902,741
    Casio Computer Co., Ltd.                                      84,100  1,162,013
    Central Japan Railway Co.                                     32,745  5,291,140
    Chiba Bank, Ltd. (The)                                       249,000  1,628,791
    Chiyoda Corp.                                                 42,000    282,694
    Chubu Electric Power Co., Inc.                               148,400  1,981,217
    Chugai Pharmaceutical Co., Ltd.                               39,500  1,160,850
    Chugoku Bank, Ltd. (The)                                      63,500    934,079
    Chugoku Electric Power Co., Inc. (The)                        57,700    649,703
    Citizen Watch Co., Ltd.                                       87,600    543,985
    Coca-Cola East Japan Co., Ltd.                                16,400    357,146
    Coca-Cola West Co., Ltd.                                      26,600    772,105
#   COLOPL, Inc.                                                   4,700     40,651
    COMSYS Holdings Corp.                                         30,700    564,340
    Concordia Financial Group, Ltd.                              366,000  1,930,439
    Cosmos Pharmaceutical Corp.                                    2,000    369,333
    Credit Saison Co., Ltd.                                       49,800    907,354
    CyberAgent, Inc.                                              26,200    649,202
    Dai Nippon Printing Co., Ltd.                                189,000  1,922,812
    Dai-ichi Life Holdings, Inc.                                 278,500  5,048,896
    Daicel Corp.                                                 127,000  1,404,377
    Daifuku Co., Ltd.                                             26,400    583,613
    Daiichi Sankyo Co., Ltd.                                     120,946  2,705,933
    Daiichikosho Co., Ltd.                                        19,000    754,995
    Daikin Industries, Ltd.                                       62,000  6,154,273
    Daito Trust Construction Co., Ltd.                            19,100  2,670,164
    Daiwa House Industry Co., Ltd.                               149,000  4,035,239
    Daiwa Securities Group, Inc.                                 536,000  3,417,684

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
JAPAN -- (Continued)
    Dena Co., Ltd.                                                  25,500 $  569,780
    Denka Co., Ltd.                                                191,000    940,078
    Denso Corp.                                                     98,600  4,269,825
    Dentsu, Inc.                                                    44,200  2,042,883
    DIC Corp.                                                       48,200  1,492,618
    Disco Corp.                                                      5,700    727,798
    Don Quijote Holdings Co., Ltd.                                  32,500  1,179,598
    Dowa Holdings Co., Ltd.                                        114,200    969,254
    East Japan Railway Co.                                          75,000  6,791,783
    Ebara Corp.                                                     30,400    937,575
#   Eisai Co., Ltd.                                                 51,600  2,844,227
    Electric Power Development Co., Ltd.                            28,100    653,124
#   Ezaki Glico Co., Ltd.                                           12,600    576,801
    FamilyMart UNY Holdings Co., Ltd.                               24,486  1,551,402
    FANUC Corp.                                                     40,900  8,029,759
    Fast Retailing Co., Ltd.                                        14,100  4,434,663
    FP Corp.                                                         7,700    367,498
    Fuji Electric Co., Ltd.                                        282,000  1,670,688
    Fuji Heavy Industries, Ltd.                                    165,686  6,630,106
    Fuji Media Holdings, Inc.                                       15,800    228,920
    FUJIFILM Holdings Corp.                                         87,800  3,400,076
    Fujitsu General, Ltd.                                           15,000    295,079
    Fujitsu, Ltd.                                                  523,440  3,042,209
    Fukuoka Financial Group, Inc.                                  279,000  1,231,587
    Furukawa Electric Co., Ltd.                                     31,900  1,082,378
    Glory, Ltd.                                                     22,100    690,447
#   GMO Payment Gateway, Inc.                                        2,700    134,291
#*  GungHo Online Entertainment, Inc.                              176,000    382,175
    Gunma Bank, Ltd. (The)                                         126,000    687,303
    H2O Retailing Corp.                                              6,100    100,957
    Hachijuni Bank, Ltd. (The)                                     132,000    776,945
    Hakuhodo DY Holdings, Inc.                                      52,100    641,009
    Hamamatsu Photonics K.K.                                        28,600    825,960
    Hankyu Hanshin Holdings, Inc.                                   67,800  2,300,446
#   Harmonic Drive Systems, Inc.                                     8,700    262,222
    Haseko Corp.                                                   145,200  1,600,322
    Heiwa Corp.                                                     25,900    624,429
    Hikari Tsushin, Inc.                                             6,000    548,305
    Hino Motors, Ltd.                                              117,500  1,239,668
    Hirose Electric Co., Ltd.                                        5,200    676,929
    Hiroshima Bank, Ltd. (The)                                     171,000    798,949
#   HIS Co., Ltd.                                                    8,000    213,490
    Hisamitsu Pharmaceutical Co., Inc.                              13,200    689,049
    Hitachi Capital Corp.                                           36,900    947,274
    Hitachi Chemical Co., Ltd.                                      35,100    996,526
    Hitachi Construction Machinery Co., Ltd.                        36,300    834,815
    Hitachi High-Technologies Corp.                                 17,365    743,814
    Hitachi Metals, Ltd.                                            72,600  1,006,461
    Hitachi Transport System, Ltd.                                  21,015    428,897
    Hitachi, Ltd.                                                1,282,000  7,340,030
    Hitachi, Ltd. ADR                                               34,292  1,955,330
    Hokkaido Electric Power Co., Inc.                               48,900    354,320
    Hokuhoku Financial Group, Inc.                                  41,300    707,549

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
JAPAN -- (Continued)
    Hokuriku Electric Power Co.                                   58,100 $   585,373
    Honda Motor Co., Ltd.                                        308,392   9,177,405
    Honda Motor Co., Ltd. Sponsored ADR                          113,774   3,381,363
    Horiba, Ltd.                                                   8,000     421,028
    Hoshizaki Corp.                                               11,900     969,744
    House Foods Group, Inc.                                       16,300     349,780
    Hoya Corp.                                                   107,700   4,694,312
    Hulic Co., Ltd.                                               63,900     623,084
    Ibiden Co., Ltd.                                              43,700     621,514
    Ichigo, Inc.                                                  75,700     245,596
    Idemitsu Kosan Co., Ltd.                                      35,800   1,106,988
*   IHI Corp.                                                    713,000   1,919,973
    Iida Group Holdings Co., Ltd.                                 63,600   1,190,289
    Inpex Corp.                                                  235,600   2,311,987
    Isetan Mitsukoshi Holdings, Ltd.                             115,080   1,346,122
    Isuzu Motors, Ltd.                                           191,000   2,562,820
    Ito En, Ltd.                                                  17,100     568,261
    ITOCHU Corp.                                                 305,800   4,212,670
    Itochu Techno-Solutions Corp.                                 18,200     489,561
    Iyo Bank, Ltd. (The)                                          82,900     556,273
    Izumi Co., Ltd.                                               17,700     750,528
    J Front Retailing Co., Ltd.                                  103,300   1,490,795
    Japan Airlines Co., Ltd.                                      26,500     843,844
    Japan Airport Terminal Co., Ltd.                               7,100     253,846
    Japan Exchange Group, Inc.                                   144,300   2,144,814
    Japan Tobacco, Inc.                                          300,600   9,696,015
    JFE Holdings, Inc.                                           179,200   3,136,733
    JGC Corp.                                                     60,400   1,048,507
    JSR Corp.                                                     64,400   1,103,777
    JTEKT Corp.                                                  113,260   1,860,135
    JX Holdings, Inc.                                            724,070   3,414,696
#   K's Holdings Corp.                                            26,878     485,028
#   Kagome Co., Ltd.                                              19,800     509,902
    Kajima Corp.                                                 335,000   2,334,894
#   Kakaku.com, Inc.                                              38,000     687,907
    Kaken Pharmaceutical Co., Ltd.                                 8,500     432,125
    Kamigumi Co., Ltd.                                            70,000     680,452
    Kaneka Corp.                                                 111,000     956,399
*   Kansai Electric Power Co., Inc. (The)                        147,600   1,577,290
    Kansai Paint Co., Ltd.                                        48,200     936,329
    Kao Corp.                                                    137,000   6,779,402
    Kawasaki Heavy Industries, Ltd.                              679,000   2,124,727
#   Kawasaki Kisen Kaisha, Ltd.                                  299,000     727,037
    KDDI Corp.                                                   507,400  13,633,016
    Keihan Holdings Co., Ltd.                                    176,000   1,172,333
    Keikyu Corp.                                                 104,000   1,219,601
    Keio Corp.                                                   123,000   1,011,011
    Keisei Electric Railway Co., Ltd.                             32,000     757,641
    Kewpie Corp.                                                  25,200     629,922
    Keyence Corp.                                                 18,302   7,107,893
    Kikkoman Corp.                                                24,000     755,551
    Kinden Corp.                                                  49,100     623,629
    Kintetsu Group Holdings Co., Ltd.                            379,280   1,458,050

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
JAPAN -- (Continued)
    Kirin Holdings Co., Ltd.                                       219,500 $3,596,667
    Kobayashi Pharmaceutical Co., Ltd.                              10,200    454,590
*   Kobe Steel, Ltd.                                               137,292  1,335,429
#   Koito Manufacturing Co., Ltd.                                   31,200  1,655,024
    Komatsu, Ltd.                                                  194,000  4,593,651
    Konami Holdings Corp.                                           25,200  1,007,730
    Konica Minolta, Inc.                                           154,200  1,597,363
    Kose Corp.                                                       8,390    714,477
    Kubota Corp.                                                   206,800  3,287,554
    Kubota Corp. Sponsored ADR                                       8,151    646,374
    Kuraray Co., Ltd.                                              129,200  2,047,818
    Kurita Water Industries, Ltd.                                   34,400    816,028
    Kyocera Corp.                                                   52,800  2,748,808
    Kyocera Corp. Sponsored ADR                                     21,258  1,162,813
    Kyowa Hakko Kirin Co., Ltd.                                     68,000    920,821
    Kyudenko Corp.                                                  14,000    379,901
#   Kyushu Electric Power Co., Inc.                                 91,900  1,025,782
    Kyushu Financial Group, Inc.                                   114,700    790,302
#   Lawson, Inc.                                                    19,100  1,394,164
    Lion Corp.                                                      53,000    921,842
    LIXIL Group Corp.                                               89,940  2,099,982
    M3, Inc.                                                        52,500  1,410,504
#   Mabuchi Motor Co., Ltd.                                         10,800    555,167
    Makita Corp.                                                    21,000  1,458,592
    Makita Corp. Sponsored ADR                                       1,630    111,166
    Marubeni Corp.                                                 585,700  3,563,657
    Marui Group Co., Ltd.                                           60,100    859,342
    Maruichi Steel Tube, Ltd.                                       15,000    502,991
    Matsui Securities Co., Ltd.                                     40,100    343,383
    Matsumotokiyoshi Holdings Co., Ltd.                             13,700    681,112
    Mazda Motor Corp.                                              251,999  3,708,446
    McDonald's Holdings Co. Japan, Ltd.                             12,400    326,005
    Mebuki Financial Group, Inc.                                   327,040  1,255,925
    Medipal Holdings Corp.                                          47,400    768,236
#   Megmilk Snow Brand Co., Ltd.                                    12,500    328,083
    MEIJI Holdings Co., Ltd.                                        30,612  2,371,095
    MINEBEA MITSUMI, Inc.                                          146,100  1,452,395
    Miraca Holdings, Inc.                                           23,800  1,084,699
    MISUMI Group, Inc.                                              66,900  1,249,943
    Mitsubishi Chemical Holdings Corp.                             732,490  5,109,082
    Mitsubishi Corp.                                               346,300  7,822,949
    Mitsubishi Electric Corp.                                      490,000  7,457,145
    Mitsubishi Estate Co., Ltd.                                    256,000  4,872,685
    Mitsubishi Gas Chemical Co., Inc.                               77,000  1,476,887
    Mitsubishi Heavy Industries, Ltd.                              986,000  4,429,289
    Mitsubishi Logistics Corp.                                      41,000    583,219
    Mitsubishi Materials Corp.                                      56,900  1,941,714
    Mitsubishi Motors Corp.                                        476,399  2,580,721
    Mitsubishi Tanabe Pharma Corp.                                  42,000    842,400
    Mitsubishi UFJ Financial Group, Inc.                         1,530,872  9,802,972
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR           1,429,197  9,132,569
    Mitsubishi UFJ Lease & Finance Co., Ltd.                       326,900  1,742,525
    Mitsui & Co., Ltd.                                             336,400  4,936,965

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
JAPAN -- (Continued)
    Mitsui & Co., Ltd. Sponsored ADR                                 2,559 $  752,346
    Mitsui Chemicals, Inc.                                         417,000  1,960,978
    Mitsui Fudosan Co., Ltd.                                       179,000  4,132,607
    Mitsui OSK Lines, Ltd.                                         362,000  1,150,395
    Miura Co., Ltd.                                                 16,500    261,611
    Mizuho Financial Group, Inc.                                 4,905,605  9,102,776
    Mizuho Financial Group, Inc. ADR                               307,194  1,130,474
#   MonotaRO Co., Ltd.                                              14,800    388,441
    Morinaga & Co., Ltd.                                            10,399    449,973
    MS&AD Insurance Group Holdings, Inc.                           133,195  4,455,840
    Murata Manufacturing Co., Ltd.                                  50,800  6,841,963
    Nabtesco Corp.                                                  25,800    672,887
    Nagoya Railroad Co., Ltd.                                      192,000    945,158
    Nankai Electric Railway Co., Ltd.                              165,000    816,017
    NEC Corp.                                                    1,457,546  3,364,019
#   Nexon Co., Ltd.                                                 32,000    487,207
    NGK Insulators, Ltd.                                            79,500  1,558,803
    NGK Spark Plug Co., Ltd.                                        77,200  1,738,789
    NH Foods, Ltd.                                                  56,000  1,524,084
    NHK Spring Co., Ltd.                                           121,700  1,226,335
    Nichirei Corp.                                                  51,500  1,048,241
    Nidec Corp.                                                     44,400  4,168,870
    Nidec Corp. Sponsored ADR                                       52,108  1,219,588
    Nifco, Inc.                                                     19,100    961,687
    Nihon Kohden Corp.                                              21,100    484,160
    Nihon M&A Center, Inc.                                          15,800    460,816
    Nikon Corp.                                                     98,800  1,594,556
    Nintendo Co., Ltd.                                              19,700  4,032,230
    Nippo Corp.                                                     25,000    472,624
    Nippon Electric Glass Co., Ltd.                                143,500    826,060
    Nippon Express Co., Ltd.                                       283,000  1,497,091
    Nippon Kayaku Co., Ltd.                                         20,000    261,390
    Nippon Paint Holdings Co., Ltd.                                 29,400    857,585
    Nippon Paper Industries Co., Ltd.                               37,700    690,216
    Nippon Shinyaku Co., Ltd.                                        7,000    364,016
    Nippon Shokubai Co., Ltd.                                       10,300    709,865
    Nippon Steel & Sumitomo Metal Corp.                            192,442  4,648,926
    Nippon Telegraph & Telephone Corp.                             145,900  6,444,738
    Nippon Telegraph & Telephone Corp. ADR                          12,525    553,229
    Nippon Television Holdings, Inc.                                12,900    234,681
    Nippon Yusen K.K.                                              614,000  1,298,406
    Nipro Corp.                                                     68,400    766,790
    Nishi-Nippon Railroad Co., Ltd.                                 81,000    358,410
#   Nissan Chemical Industries, Ltd.                                27,700    989,058
    Nissan Motor Co., Ltd.                                         708,600  7,010,297
    Nisshin Seifun Group, Inc.                                      50,270    764,733
    Nisshinbo Holdings, Inc.                                        38,000    361,994
    Nissin Foods Holdings Co., Ltd.                                  9,600    506,623
    Nitori Holdings Co., Ltd.                                       18,800  2,106,947
    Nitto Denko Corp.                                               42,300  3,347,044
    NOK Corp.                                                       32,480    660,064
    Nomura Holdings, Inc.                                          501,100  3,106,247
    Nomura Holdings, Inc. Sponsored ADR                            348,297  2,152,475

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Nomura Real Estate Holdings, Inc.                             53,800 $  925,375
    Nomura Research Institute, Ltd.                               30,778  1,051,634
    NS Solutions Corp.                                             6,400    126,683
    NSK, Ltd.                                                    210,500  2,555,311
    NTN Corp.                                                    198,000    836,253
    NTT Data Corp.                                                33,500  1,688,305
    NTT DOCOMO, Inc.                                             306,828  7,336,276
    NTT DOCOMO, Inc. Sponsored ADR                                50,866  1,216,715
    NTT Urban Development Corp.                                   27,400    241,019
    Obayashi Corp.                                               292,200  2,783,549
    Obic Co., Ltd.                                                10,500    503,983
    Odakyu Electric Railway Co., Ltd.                             58,000  1,148,656
    Oji Holdings Corp.                                           511,000  2,261,760
    Olympus Corp.                                                 79,000  2,732,950
    Omron Corp.                                                   46,400  1,903,748
    Ono Pharmaceutical Co., Ltd.                                  72,600  1,489,482
    Oracle Corp. Japan                                            10,400    582,719
*   Orient Corp.                                                 208,000    380,365
    Oriental Land Co., Ltd.                                       53,100  2,909,843
    ORIX Corp.                                                   349,100  5,266,951
    Osaka Gas Co., Ltd.                                          388,000  1,454,388
#   OSG Corp.                                                     22,400    463,423
    Otsuka Corp.                                                  16,300    838,862
    Otsuka Holdings Co., Ltd.                                     75,100  3,459,706
    Panasonic Corp.                                              526,407  5,477,228
    Panasonic Corp. Sponsored ADR                                106,991  1,120,196
    Park24 Co., Ltd.                                              26,400    728,659
#*  PeptiDream, Inc.                                               8,100    403,002
#   Pigeon Corp.                                                  27,100    736,215
#   Pilot Corp.                                                    4,000    162,301
#   Pola Orbis Holdings, Inc.                                      5,200    494,014
#*  Rakuten, Inc.                                                190,900  1,905,601
    Recruit Holdings Co., Ltd.                                    95,800  4,193,705
    Relo Group, Inc.                                               3,200    470,382
    Resona Holdings, Inc.                                        969,900  5,251,107
#   Resorttrust, Inc.                                             28,900    532,449
    Ricoh Co., Ltd.                                              302,100  2,695,181
    Rinnai Corp.                                                   6,700    569,382
    Rohm Co., Ltd.                                                29,762  1,903,168
#   Rohto Pharmaceutical Co., Ltd.                                23,200    403,403
#   Ryohin Keikaku Co., Ltd.                                       6,500  1,218,472
    Sankyo Co., Ltd.                                              16,200    540,897
    Sankyu, Inc.                                                  44,000    277,437
    Santen Pharmaceutical Co., Ltd.                              125,600  1,578,276
    Sanwa Holdings Corp.                                          84,300    784,694
    Sapporo Holdings, Ltd.                                        33,900    881,688
    Sawai Pharmaceutical Co., Ltd.                                11,100    583,022
    SBI Holdings, Inc.                                           104,750  1,445,941
    SCREEN Holdings Co., Ltd.                                      9,400    587,871
    SCSK Corp.                                                    12,200    457,960
    Secom Co., Ltd.                                               43,300  3,131,349
    Sega Sammy Holdings, Inc.                                     53,848    845,517
#   Seibu Holdings, Inc.                                          74,400  1,253,646

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
JAPAN -- (Continued)
    Seiko Epson Corp.                                            119,600 $ 2,463,876
    Seino Holdings Co., Ltd.                                      50,800     587,490
    Sekisui Chemical Co., Ltd.                                   175,400   2,862,095
#   Sekisui House, Ltd.                                          130,960   2,118,447
    Seria Co., Ltd.                                                5,200     354,016
    Seven & I Holdings Co., Ltd.                                 189,376   7,561,471
#   Seven Bank, Ltd.                                             248,700     712,502
#*  Sharp Corp.                                                  437,000   1,181,777
#*  Shikoku Electric Power Co., Inc.                              47,900     460,921
    Shimadzu Corp.                                                50,000     843,795
    Shimamura Co., Ltd.                                            6,200     812,620
    Shimano, Inc.                                                 19,300   3,043,372
    Shimizu Corp.                                                233,000   2,141,577
    Shin-Etsu Chemical Co., Ltd.                                  81,700   7,048,306
    Shinsei Bank, Ltd.                                           611,000   1,050,881
    Shionogi & Co., Ltd.                                          68,900   3,318,375
#   Shiseido Co., Ltd.                                           101,900   2,848,007
    Shizuoka Bank, Ltd. (The)                                    180,000   1,566,292
    Showa Denko K.K.                                              58,200     955,075
    Showa Shell Sekiyu K.K.                                       64,300     630,306
    Skylark Co., Ltd.                                             44,200     598,272
    SMC Corp.                                                     11,100   3,030,058
    SoftBank Group Corp.                                         258,360  19,903,983
    Sohgo Security Services Co., Ltd.                             16,000     602,011
    Sojitz Corp.                                                 427,800   1,102,620
    Sompo Holdings, Inc.                                          91,050   3,296,898
    Sony Corp.                                                   291,700   8,832,017
    Sony Corp. Sponsored ADR                                      25,884     783,509
    Sony Financial Holdings, Inc.                                 48,800     817,311
    Sotetsu Holdings, Inc.                                       112,722     569,858
    Square Enix Holdings Co., Ltd.                                23,800     682,229
    Stanley Electric Co., Ltd.                                    37,000   1,042,376
    Start Today Co., Ltd.                                         49,100     924,823
    Sugi Holdings Co., Ltd.                                       11,400     530,538
#   Sumco Corp.                                                   82,000   1,281,999
    Sumitomo Chemical Co., Ltd.                                  927,000   4,939,043
    Sumitomo Corp.                                               267,200   3,349,558
#   Sumitomo Dainippon Pharma Co., Ltd.                           41,400     702,293
    Sumitomo Electric Industries, Ltd.                           200,800   2,921,808
    Sumitomo Forestry Co., Ltd.                                   45,500     625,897
    Sumitomo Heavy Industries, Ltd.                              235,000   1,615,715
    Sumitomo Metal Mining Co., Ltd.                              177,000   2,398,033
    Sumitomo Mitsui Financial Group, Inc.                        310,440  12,179,179
    Sumitomo Mitsui Trust Holdings, Inc.                          73,840   2,752,278
    Sumitomo Realty & Development Co., Ltd.                       75,000   2,028,873
    Sumitomo Rubber Industries, Ltd.                              93,000   1,452,562
    Sundrug Co., Ltd.                                              9,600     662,025
    Suntory Beverage & Food, Ltd.                                 37,300   1,587,025
    Suruga Bank, Ltd.                                             37,100     845,211
    Suzuken Co., Ltd.                                             27,008     891,667
    Suzuki Motor Corp.                                            90,100   3,477,215
    Sysmex Corp.                                                  41,100   2,469,286
    T&D Holdings, Inc.                                           258,600   3,831,038

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
JAPAN -- (Continued)
    Taiheiyo Cement Corp.                                        637,000 $ 2,225,862
    Taisei Corp.                                                 318,000   2,258,938
    Taisho Pharmaceutical Holdings Co., Ltd.                       8,000     676,205
#   Taiyo Nippon Sanso Corp.                                      67,200     793,637
    Takara Holdings, Inc.                                         18,900     180,614
    Takashimaya Co., Ltd.                                        105,000     904,257
    Takeda Pharmaceutical Co., Ltd.                              167,200   7,003,275
    TDK Corp.                                                     54,000   3,881,324
    TDK Corp. Sponsored ADR                                        1,900     140,771
    Teijin, Ltd.                                                  97,600   2,060,023
#   Temp Holdings Co., Ltd.                                       39,400     683,289
    Terumo Corp.                                                  82,600   3,055,693
    THK Co., Ltd.                                                 37,900     933,901
    TIS, Inc.                                                     25,300     573,256
    Tobu Railway Co., Ltd.                                       193,000     979,517
    Toho Co., Ltd.                                                22,200     640,227
    Toho Gas Co., Ltd.                                            94,000     703,190
    Tohoku Electric Power Co., Inc.                               94,700   1,156,057
    Tokio Marine Holdings, Inc.                                  175,000   7,296,446
    Tokio Marine Holdings, Inc. ADR                                4,182     174,055
    Tokyo Broadcasting System Holdings, Inc.                       8,300     142,936
    Tokyo Century Corp.                                           22,000     747,266
*   Tokyo Electric Power Co. Holdings, Inc.                      304,500   1,166,268
    Tokyo Electron, Ltd.                                          35,500   3,677,257
    Tokyo Gas Co., Ltd.                                          470,000   2,085,795
    Tokyo Tatemono Co., Ltd.                                      67,219     890,195
    Tokyu Corp.                                                  223,235   1,644,092
    Tokyu Fudosan Holdings Corp.                                 214,200   1,252,183
    TonenGeneral Sekiyu K.K.                                      96,000   1,128,970
    Toppan Printing Co., Ltd.                                    182,000   1,786,501
    Toray Industries, Inc.                                       367,893   3,185,558
*   Toshiba Corp.                                                717,000   1,537,519
    Tosoh Corp.                                                  313,000   2,364,832
    TOTO, Ltd.                                                    41,200   1,659,379
    Toyo Seikan Group Holdings, Ltd.                              60,100   1,108,460
    Toyo Suisan Kaisha, Ltd.                                      20,300     724,332
    Toyo Tire & Rubber Co., Ltd.                                  18,000     218,358
    Toyoda Gosei Co., Ltd.                                        38,400     925,008
    Toyota Boshoku Corp.                                          25,800     572,024
    Toyota Industries Corp.                                       35,800   1,727,710
    Toyota Motor Corp.                                           521,869  30,348,172
    Toyota Motor Corp. Sponsored ADR                              96,721  11,195,456
    Toyota Tsusho Corp.                                          113,381   3,118,660
*   Trend Micro, Inc.                                             28,100   1,090,471
*   Trend Micro, Inc. Sponsored ADR                                  777      30,179
    Tsumura & Co.                                                 12,300     358,425
    Tsuruha Holdings, Inc.                                         8,800     827,215
    TV Asahi Holdings Corp.                                        7,600     152,156
    Ube Industries, Ltd.                                         647,000   1,555,634
#   Unicharm Corp.                                               107,500   2,421,122
#*  Universal Entertainment Corp.                                  8,200     298,050
    USS Co., Ltd.                                                 53,300     935,483
    Welcia Holdings Co., Ltd.                                      6,000     330,222

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
JAPAN -- (Continued)
    West Japan Railway Co.                                          36,200 $  2,358,531
    Yahoo Japan Corp.                                              386,800    1,623,332
    Yakult Honsha Co., Ltd.                                         18,200      935,316
#   Yamada Denki Co., Ltd.                                         271,400    1,495,255
    Yamaguchi Financial Group, Inc.                                 62,000      675,499
    Yamaha Corp.                                                    32,900    1,004,943
    Yamaha Motor Co., Ltd.                                         135,000    2,807,926
    Yamato Holdings Co., Ltd.                                       73,000    1,471,193
    Yamato Kogyo Co., Ltd.                                           3,200       95,685
    Yamazaki Baking Co., Ltd.                                       41,000      824,540
    Yaskawa Electric Corp.                                          86,400    1,557,960
    Yokogawa Electric Corp.                                        103,800    1,658,728
    Yokohama Rubber Co., Ltd. (The)                                 65,800    1,157,235
    Zenkoku Hosho Co., Ltd.                                         10,000      346,115
    Zensho Holdings Co., Ltd.                                       26,600      456,668
    Zeon Corp.                                                      74,000      849,171
                                                                           ------------
TOTAL JAPAN                                                                 874,234,797
                                                                           ------------
NETHERLANDS -- (2.7%)
    ABN AMRO Group NV                                               62,320    1,465,937
    Aegon NV(5927375)                                              582,758    3,167,576
    Aegon NV(007924103)                                             25,991      142,432
    Akzo Nobel NV                                                   97,547    6,620,056
#*  Altice NV Class A                                               92,505    2,030,842
*   Altice NV Class B                                               22,389      494,126
*   ArcelorMittal(B295F26)                                         189,215    1,473,985
*   ArcelorMittal(B03XPL1)                                         457,216    3,565,160
    ASML Holding NV(B929F46)                                        39,688    4,819,034
    ASML Holding NV(B908F01)                                        35,200    4,273,280
    Boskalis Westminster                                            36,325    1,343,949
    Coca-Cola European Partners P.L.C.                              29,050    1,003,144
    Gemalto NV(B011JK4)                                              2,377      137,947
#   Gemalto NV(B9MS8P5)                                             23,550    1,368,620
    GrandVision NV                                                  17,964      428,373
    Heineken NV                                                     56,518    4,226,924
    ING Groep NV                                                   664,328    9,543,702
    ING Groep NV Sponsored ADR                                     280,356    4,031,519
    Koninklijke Ahold Delhaize NV                                  370,777    7,898,936
    Koninklijke Ahold Delhaize NV Sponsored ADR                     59,142    1,257,650
    Koninklijke DSM NV                                              70,806    4,513,908
    Koninklijke KPN NV                                           1,254,515    3,614,223
    Koninklijke Philips NV(5986622)                                135,249    3,968,543
    Koninklijke Philips NV(500472303)                               96,724    2,841,751
    Koninklijke Vopak NV                                            31,741    1,363,437
    NN Group NV                                                    110,356    3,908,350
    Randstad Holding NV                                             44,668    2,598,766
    RELX NV                                                        214,287    3,619,460
    RELX NV Sponsored ADR                                           69,010    1,162,129
    Unilever NV(904784709)                                         172,550    7,014,158
    Unilever NV(B12T3J1)                                           256,547   10,406,003

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- ------------
NETHERLANDS -- (Continued)
    Wolters Kluwer NV                                            103,463 $  3,956,601
                                                                         ------------
TOTAL NETHERLANDS                                                         108,260,521
                                                                         ------------
NEW ZEALAND -- (0.2%)
    Auckland International Airport, Ltd.                         205,307    1,029,799
    Contact Energy, Ltd.                                         153,695      538,587
    Fisher & Paykel Healthcare Corp., Ltd.                       160,523    1,023,601
    Fletcher Building, Ltd.                                      263,700    2,031,653
    Fonterra Co-operative Group, Ltd.                             22,004       99,934
    Mercury NZ, Ltd.                                             133,447      300,720
    Meridian Energy, Ltd.                                        287,741      555,938
    Ryman Healthcare, Ltd.                                       115,533      738,465
    Spark New Zealand, Ltd.                                      684,725    1,764,312
    Vector, Ltd.                                                   3,699        8,720
                                                                         ------------
TOTAL NEW ZEALAND                                                           8,091,729
                                                                         ------------
NORWAY -- (0.7%)
    Aker ASA Class A                                              10,912      452,490
    Aker BP ASA                                                   43,699      795,124
    Bakkafrost P/F                                                 1,572       60,419
    DNB ASA                                                      229,934    3,835,877
    Entra ASA                                                      7,362       79,403
    Gjensidige Forsikring ASA                                     59,061    1,016,375
    Golar LNG, Ltd.                                                6,906      178,589
    Kongsberg Gruppen ASA                                         16,641      274,644
    Leroy Seafood Group ASA                                       12,275      683,428
    Marine Harvest ASA                                           123,630    2,182,793
    Norsk Hydro ASA                                              528,486    3,014,658
    Orkla ASA                                                    168,368    1,570,839
    Salmar ASA                                                    12,844      363,527
    Schibsted ASA Class A                                         14,365      379,851
    Schibsted ASA Class B                                         16,585      412,943
    Statoil ASA                                                  265,695    4,954,466
    Statoil ASA Sponsored ADR                                     38,009      709,628
*   Storebrand ASA                                               140,500      856,722
*   Subsea 7 SA                                                   90,672    1,233,827
    Telenor ASA                                                  186,413    2,955,105
    TGS Nopec Geophysical Co. ASA                                 36,213      869,456
    Veidekke ASA                                                  10,775      160,132
    Yara International ASA                                        54,340    2,291,278
                                                                         ------------
TOTAL NORWAY                                                               29,331,574
                                                                         ------------
PORTUGAL -- (0.1%)
*   Banco Espirito Santo SA                                      513,592           --
    EDP - Energias de Portugal SA                                565,257    1,643,835
    EDP Renovaveis SA                                             77,303      496,624
    Galp Energia SGPS SA                                         189,716    2,795,317
    Jeronimo Martins SGPS SA                                      68,119    1,152,954
                                                                         ------------
TOTAL PORTUGAL                                                              6,088,730
                                                                         ------------
SINGAPORE -- (1.1%)
    CapitaLand, Ltd.                                             689,350    1,608,766

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
SINGAPORE -- (Continued)
    City Developments, Ltd.                                        210,100 $ 1,379,093
    ComfortDelGro Corp., Ltd.                                      637,700   1,091,226
    Dairy Farm International Holdings, Ltd.                         84,800     710,393
    DBS Group Holdings, Ltd.                                       439,522   5,942,321
    Genting Singapore P.L.C.                                     1,089,000     751,123
    Global Logistic Properties, Ltd.                               538,300     992,077
    Golden Agri-Resources, Ltd.                                  2,265,600     681,477
    Great Eastern Holdings, Ltd.                                    13,000     189,834
    Hongkong Land Holdings, Ltd.                                   256,000   1,728,955
    Hutchison Port Holdings Trust                                1,640,600     697,788
    Jardine Cycle & Carriage, Ltd.                                  27,610     809,616
    Keppel Corp., Ltd.                                             549,400   2,410,813
    Olam International, Ltd.                                       101,200     142,597
    Oversea-Chinese Banking Corp., Ltd.                            658,356   4,390,976
    SATS, Ltd.                                                     217,736     815,946
    SembCorp Industries, Ltd.                                      462,720   1,033,386
    Singapore Airlines, Ltd.                                       346,500   2,440,410
    Singapore Exchange, Ltd.                                       236,100   1,241,896
    Singapore Press Holdings, Ltd.                                 314,100     770,241
    Singapore Technologies Engineering, Ltd.                       436,500   1,022,954
    Singapore Telecommunications, Ltd.(B02PY22)                  1,955,450   5,376,299
    Singapore Telecommunications, Ltd.(B02PY00)                    209,600     573,780
    StarHub, Ltd.                                                  134,400     282,973
    United Industrial Corp., Ltd.                                   97,795     196,423
    United Overseas Bank, Ltd.                                     327,778   4,874,699
    UOL Group, Ltd.                                                144,287     653,487
    Wilmar International, Ltd.                                     329,700     907,338
                                                                           -----------
TOTAL SINGAPORE                                                             43,716,887
                                                                           -----------
SPAIN -- (2.7%)
    Abertis Infraestructuras SA                                    203,193   2,911,697
    ACS Actividades de Construccion y Servicios SA                  77,743   2,396,059
    Aena SA                                                         18,159   2,640,812
    Amadeus IT Group SA                                            128,247   5,932,813
    Banco Bilbao Vizcaya Argentaria SA                             843,257   5,734,646
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR               575,094   3,916,390
    Banco de Sabadell SA                                         1,579,730   2,384,946
#   Banco Popular Espanol SA                                       539,517     558,660
    Banco Santander SA                                           3,030,791  16,932,616
    Banco Santander SA Sponsored ADR                               673,861   3,746,669
    Bankia SA                                                    1,592,839   1,683,881
    Bankinter SA                                                   165,346   1,330,885
    CaixaBank SA                                                 1,162,197   4,260,023
    Enagas SA                                                       87,251   2,142,818
    Endesa SA                                                       99,132   2,044,351
    Ferrovial SA                                                   120,071   2,179,567
    Gamesa Corp. Tecnologica SA                                     53,398   1,122,878
    Gas Natural SDG SA                                             150,404   2,901,295
    Grifols SA                                                      87,226   1,872,574
    Iberdrola SA(B288C92)                                        1,419,141   8,963,484
    Iberdrola SA(BYXLF46)                                           31,536     198,610
    Industria de Diseno Textil SA                                  268,376   8,876,676
    Mapfre SA                                                      330,678   1,002,632

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- ------------
SPAIN -- (Continued)
    Red Electrica Corp. SA                                       120,711 $  2,158,558
    Repsol SA                                                    311,868    4,622,410
    Repsol SA Sponsored ADR                                       94,492    1,404,156
    Telefonica SA                                                867,953    8,397,529
    Telefonica SA Sponsored ADR                                  387,745    3,737,862
    Zardoya Otis SA                                                   62          521
                                                                         ------------
TOTAL SPAIN                                                               106,056,018
                                                                         ------------
SWEDEN -- (2.6%)
    AAK AB                                                         7,099      471,432
    Alfa Laval AB                                                 84,445    1,578,799
    Assa Abloy AB Class B                                        242,550    4,589,644
    Atlas Copco AB Class A                                       183,787    5,894,367
    Atlas Copco AB Class B                                       106,477    3,087,988
    Axfood AB                                                     17,676      290,641
    BillerudKorsnas AB                                            79,593    1,326,027
    Boliden AB                                                   116,980    3,412,585
    Castellum AB                                                  69,879      962,631
    Electrolux AB Series B                                        70,072    1,863,290
    Elekta AB Class B                                             60,044      543,259
    Fabege AB                                                     32,030      545,410
*   Fastighets AB Balder Class B                                  24,067      492,598
*   Fingerprint Cards AB Class B                                  84,026      511,417
    Getinge AB Class B                                            67,502    1,090,499
    Hennes & Mauritz AB Class B                                  259,323    7,419,741
    Hexagon AB Class B                                            57,977    2,293,378
    Hexpol AB                                                     84,172      815,219
    Holmen AB Class B                                             19,429      710,877
    Hufvudstaden AB Class A                                       38,715      616,867
    Husqvarna AB Class A                                          12,600      105,760
    Husqvarna AB Class B                                         156,533    1,311,013
    ICA Gruppen AB                                                24,499      800,596
*   Lundin Petroleum AB                                           32,718      706,068
    Millicom International Cellular SA                            33,461    1,657,065
    NCC AB Class B                                                12,509      307,651
    Nibe Industrier AB Class B                                   126,980    1,047,206
    Nordea Bank AB                                               702,175    8,476,847
    Saab AB Class B                                               22,981      938,497
    Sandvik AB                                                   330,331    4,459,007
    Securitas AB Class B                                         119,211    1,898,236
    Skandinaviska Enskilda Banken AB Class A                     366,351    4,115,151
    Skanska AB Class B                                            98,476    2,407,749
    SKF AB Class A                                                 6,795      136,513
    SKF AB Class B                                               144,541    2,908,428
*   SSAB AB Class A                                               54,047      222,157
*   SSAB AB Class B                                              165,008      556,211
    Svenska Cellulosa AB SCA Class A                               8,605      271,718
    Svenska Cellulosa AB SCA Class B                             128,059    3,853,498
    Svenska Handelsbanken AB Class A                             346,488    5,172,618
    Svenska Handelsbanken AB Class B                               3,612       53,966
    Swedbank AB Class A                                          206,736    5,227,327
    Swedish Match AB                                              44,635    1,453,170
*   Swedish Orphan Biovitrum AB                                   28,314      362,339

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- ------------
SWEDEN -- (Continued)
    Tele2 AB Class B                                             159,862 $  1,409,448
    Telefonaktiebolaget LM Ericsson Class A                       14,581       87,464
    Telefonaktiebolaget LM Ericsson Class B                      725,282    4,292,458
    Telia Co AB                                                  716,014    2,904,466
    Trelleborg AB Class B                                         67,418    1,398,627
    Volvo AB Class A                                              60,224      770,122
    Volvo AB Class B                                             425,095    5,440,266
                                                                         ------------
TOTAL SWEDEN                                                              103,268,311
                                                                         ------------
SWITZERLAND -- (7.2%)
    ABB, Ltd.                                                    343,103    8,176,431
    ABB, Ltd. Sponsored ADR                                      141,955    3,381,368
    Actelion, Ltd.                                                27,203    7,102,501
    Adecco Group AG                                               84,281    6,030,710
    Baloise Holding AG                                            16,506    2,125,360
    Banque Cantonale Vaudoise                                      1,035      707,019
    Barry Callebaut AG                                               736      910,711
    Chocoladefabriken Lindt & Spruengli AG                            18    1,167,455
    Cie Financiere Richemont SA                                  110,324    8,592,000
    Clariant AG                                                  141,454    2,651,024
    Credit Suisse Group AG                                       369,112    5,634,540
    Credit Suisse Group AG Sponsored ADR                          62,787      954,366
*   Dufry AG                                                      15,067    2,150,911
    EMS-Chemie Holding AG                                          2,144    1,106,737
    Flughafen Zuerich AG                                           5,225    1,027,547
    Galenica AG                                                    1,796    1,969,121
    Geberit AG                                                    10,037    4,289,710
    Givaudan SA                                                    2,771    4,995,671
    Helvetia Holding AG                                            1,530      865,785
    Julius Baer Group, Ltd.                                       75,557    3,551,990
    Kuehne + Nagel International AG                               14,182    1,940,494
    LafargeHolcim, Ltd.(7110753)                                  73,996    3,984,226
    LafargeHolcim, Ltd.(BZ3DNX4)                                  29,333    1,567,173
#   Lonza Group AG                                                12,858    2,362,260
    Nestle SA                                                    786,239   57,603,416
    Novartis AG                                                  442,365   32,658,721
    Novartis AG Sponsored ADR                                     86,125    6,366,360
    Partners Group Holding AG                                      4,790    2,420,711
    Roche Holding AG(7108918)                                      6,589    1,587,859
    Roche Holding AG(7110388)                                    183,267   43,424,786
    Schindler Holding AG                                           5,375    1,012,529
    SGS SA                                                         1,511    3,206,015
    Sika AG                                                          741    3,894,140
    Sonova Holding AG                                             12,748    1,687,900
    Straumann Holding AG                                           2,313      933,448
#   Swatch Group AG (The)(7184725)                                11,374    4,031,004
    Swatch Group AG (The)(7184736)                                16,227    1,133,781
    Swiss Life Holding AG                                         10,607    3,220,151
    Swiss Prime Site AG                                           20,765    1,729,791
    Swiss Re AG                                                   70,720    6,608,687
    Swisscom AG                                                    7,707    3,399,912
    Syngenta AG                                                   20,571    8,742,947
    Syngenta AG ADR                                               24,564    2,088,923

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
SWITZERLAND -- (Continued)
    Temenos Group AG                                                11,210 $    815,115
    UBS Group AG(BRJL176)                                          512,922    8,335,664
*   UBS Group AG(H42097107)                                        281,923    4,541,780
    Zurich Insurance Group AG                                       33,224    9,567,635
                                                                           ------------
TOTAL SWITZERLAND                                                           286,256,385
                                                                           ------------
UNITED KINGDOM -- (15.5%)
    3i Group P.L.C.                                                407,484    3,599,616
    Aberdeen Asset Management P.L.C.                               396,725    1,312,945
    Admiral Group P.L.C.                                            55,470    1,242,755
*   Anglo American P.L.C.                                          452,603    7,802,101
    Antofagasta P.L.C.                                             171,955    1,816,822
    Ashtead Group P.L.C.                                           192,974    3,912,425
    Associated British Foods P.L.C.                                 66,297    1,997,866
    AstraZeneca P.L.C.                                             153,478    8,144,921
    AstraZeneca P.L.C. Sponsored ADR                               320,170    8,718,229
    Auto Trader Group P.L.C.                                       286,460    1,446,801
    Aviva P.L.C.                                                 1,248,497    7,517,048
    Babcock International Group P.L.C.                             195,612    2,203,058
    BAE Systems P.L.C.                                           1,067,038    7,837,065
    Barclays P.L.C.                                                928,091    2,575,748
    Barclays P.L.C. Sponsored ADR                                  733,408    8,118,827
    Barratt Developments P.L.C.                                    338,165    2,039,321
    Berkeley Group Holdings P.L.C.                                  55,739    1,968,674
    BHP Billiton P.L.C.                                            171,137    3,121,161
    BHP Billiton P.L.C. ADR                                        188,914    6,912,363
    BP P.L.C.                                                      243,024    1,451,469
    BP P.L.C. Sponsored ADR                                        812,775   29,243,627
    British American Tobacco P.L.C.                                322,533   19,909,279
    British American Tobacco P.L.C. Sponsored ADR                   87,502   10,780,246
    BT Group P.L.C.                                              2,107,623    8,082,762
    BT Group P.L.C. Sponsored ADR                                   69,804    1,351,405
    Bunzl P.L.C.                                                    99,069    2,611,518
    Burberry Group P.L.C.                                          152,172    3,146,832
    Capita P.L.C.                                                  152,745      963,690
    Carnival P.L.C.                                                 26,312    1,407,660
    Carnival P.L.C. ADR                                             26,174    1,423,080
    Centrica P.L.C.                                              1,901,610    5,383,492
    Coca-Cola HBC AG                                                64,397    1,471,992
    Compass Group P.L.C.                                           439,305    7,818,335
    Croda International P.L.C.                                      34,045    1,437,615
    DCC P.L.C.                                                      32,053    2,585,498
    Diageo P.L.C.                                                  179,309    4,980,817
    Diageo P.L.C. Sponsored ADR                                    108,669   12,174,188
    Direct Line Insurance Group P.L.C.                             676,293    3,029,661
    Dixons Carphone P.L.C.                                         396,072    1,579,917
    DS Smith P.L.C.                                                374,870    2,095,486
    easyJet P.L.C.                                                  60,837      729,317
    Experian P.L.C.                                                265,794    5,133,079
    Fresnillo P.L.C.                                                58,455    1,073,025
    G4S P.L.C.                                                     646,769    2,083,670
    GKN P.L.C.                                                     692,788    3,003,779
    GlaxoSmithKline P.L.C.                                         566,003   10,937,992

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
UNITED KINGDOM -- (Continued)
    GlaxoSmithKline P.L.C. Sponsored ADR                           370,797 $14,576,030
*   Glencore P.L.C.                                              3,170,885  13,132,797
    Halma P.L.C.                                                   144,688   1,685,735
    Hargreaves Lansdown P.L.C.                                      72,853   1,244,587
    Hikma Pharmaceuticals P.L.C.                                    57,203   1,317,565
    HSBC Holdings P.L.C.                                         1,783,266  15,212,892
    HSBC Holdings P.L.C. Sponsored ADR                             547,058  23,304,671
    Imperial Brands P.L.C.                                         219,612  10,174,103
    Imperial Brands P.L.C. Sponsored ADR                            38,600   1,821,534
    Inchcape P.L.C.                                                 61,737     558,768
    Informa P.L.C.                                                 292,072   2,400,950
    Inmarsat P.L.C.                                                182,730   1,400,040
    InterContinental Hotels Group P.L.C.                            43,764   2,032,248
    International Consolidated Airlines Group SA                   379,493   2,284,730
    Intertek Group P.L.C.                                           51,911   2,222,136
    Investec P.L.C.                                                206,318   1,463,835
    ITV P.L.C.                                                   1,019,435   2,615,897
    J Sainsbury P.L.C.                                             993,359   3,231,958
    Johnson Matthey P.L.C.                                          66,116   2,711,934
#*  Just Eat P.L.C.                                                109,941     748,741
    Kingfisher P.L.C.                                              863,951   3,665,564
    Legal & General Group P.L.C.                                 2,591,554   7,685,760
*   Liberty Global P.L.C. Class A                                    6,400     233,459
*   Liberty Global P.L.C. Series C                                  15,389     540,608
*   Liberty Global P.L.C. LiLAC Class A                                798      18,381
*   Liberty Global P.L.C. LiLAC Class C                              1,919      42,832
    Lloyds Banking Group P.L.C.                                  9,833,786   8,065,676
    Lloyds Banking Group P.L.C. ADR                              1,045,208   3,470,091
    London Stock Exchange Group P.L.C.                              55,321   2,214,831
    Marks & Spencer Group P.L.C.                                   732,906   3,106,499
    Mediclinic International P.L.C.                                 98,374     973,299
    Meggitt P.L.C.                                                 226,293   1,193,459
    Melrose Industries P.L.C.                                      311,477     766,845
    Merlin Entertainments P.L.C.                                   255,454   1,535,823
    Micro Focus International P.L.C.                                93,120   2,518,862
    Mondi P.L.C.                                                   127,892   2,826,686
    National Grid P.L.C.                                           330,662   3,873,105
    National Grid P.L.C. Sponsored ADR                             103,386   6,044,979
    Next P.L.C.                                                     37,645   1,816,403
    Old Mutual P.L.C.                                            2,144,208   5,630,518
    Pearson P.L.C.                                                 121,772     949,338
    Pearson P.L.C. Sponsored ADR                                   148,327   1,148,051
    Pennon Group P.L.C.                                            111,186   1,111,625
    Persimmon P.L.C.                                               143,448   3,493,870
    Provident Financial P.L.C.                                      63,533   2,187,790
    Prudential P.L.C.                                              292,427   5,666,867
    Prudential P.L.C. ADR                                          124,656   4,835,406
    Randgold Resources, Ltd.                                        24,614   2,095,171
    Reckitt Benckiser Group P.L.C.                                 154,442  13,251,976
    RELX P.L.C.                                                    193,002   3,464,404
    RELX P.L.C. Sponsored ADR                                      113,632   2,069,239
    Rentokil Initial P.L.C.                                        452,349   1,303,403
    Rightmove P.L.C.                                                24,371   1,235,297

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
UNITED KINGDOM -- (Continued)
    Rio Tinto P.L.C.                                               165,092 $  7,314,064
    Rio Tinto P.L.C. Sponsored ADR                                 104,931    4,699,860
    Rolls-Royce Holdings P.L.C.                                    625,254    5,266,277
*   Royal Bank of Scotland Group P.L.C.                            381,103    1,067,645
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR              115,844      651,043
    Royal Dutch Shell P.L.C. Class A(B03MLX2)                      459,132   12,452,419
    Royal Dutch Shell P.L.C. Class A(B09CBL4)                          918       24,868
    Royal Dutch Shell P.L.C. Class B                                43,653    1,232,939
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A                298,682   16,245,328
    Royal Dutch Shell P.L.C. Sponsored ADR, Class B                341,111   19,603,649
    Royal Mail P.L.C.                                              287,876    1,495,042
    RSA Insurance Group P.L.C.                                     276,966    2,005,368
#   Sage Group P.L.C. (The)                                        303,630    2,348,316
    Schroders P.L.C.(0239581)                                       15,545      426,661
    Schroders P.L.C.(0240549)                                       36,343    1,347,899
    Severn Trent P.L.C.                                             69,803    2,000,798
    Shire P.L.C.                                                   127,607    7,104,617
    Shire P.L.C. ADR                                                15,456    2,593,671
    Sky P.L.C.                                                     344,104    4,347,632
    Sky P.L.C. Sponsored ADR                                           647       32,741
    Smith & Nephew P.L.C.                                          207,005    3,096,723
    Smith & Nephew P.L.C. Sponsored ADR                             31,838      967,223
    Smiths Group P.L.C.                                            143,658    2,722,875
    SSE P.L.C.                                                     349,378    6,567,821
    St. James's Place P.L.C.                                       202,155    2,734,863
*   Standard Chartered P.L.C.                                      807,272    7,905,087
    Standard Life P.L.C.                                           801,763    3,502,945
    Taylor Wimpey P.L.C.                                         1,451,321    3,064,043
*   Tesco P.L.C.                                                 3,481,338    8,552,118
    Travis Perkins P.L.C.                                           80,797    1,481,876
#   TUI AG                                                         166,810    2,444,707
    Unilever P.L.C.                                                100,087    4,054,106
    Unilever P.L.C. Sponsored ADR                                  241,380    9,923,132
    United Utilities Group P.L.C.                                  141,155    1,634,650
    United Utilities Group P.L.C. ADR                                5,177      121,478
    Vodafone Group P.L.C.                                        4,252,927   10,417,671
    Vodafone Group P.L.C. Sponsored ADR                            256,161    6,378,418
    Weir Group P.L.C. (The)                                         45,465    1,151,746
    Whitbread P.L.C.                                                53,471    2,646,923
    WM Morrison Supermarkets P.L.C.                              1,068,009    3,184,040
    Wolseley P.L.C.                                                 73,347    4,542,396
    Wolseley P.L.C. ADR                                             17,864      110,135
    Worldpay Group P.L.C.                                          262,842      948,225
    WPP P.L.C.                                                     296,379    6,897,949
    WPP P.L.C. Sponsored ADR                                         3,117      362,320
                                                                           ------------
TOTAL UNITED KINGDOM                                                        619,028,752
                                                                           ------------
UNITED STATES -- (0.1%)
    Mylan NV                                                             1           24
*   TechnipFMC P.L.C.(BYW2H44)                                      98,220    3,219,024

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                    SHARES      VALUE++
                                                                  ---------- --------------
UNITED STATES -- (Continued)
*    TechnipFMC P.L.C.(G87110105)                                      7,200 $      242,064
                                                                             --------------
TOTAL UNITED STATES                                                               3,461,112
                                                                             --------------
TOTAL COMMON STOCKS                                                           3,759,727,143
                                                                             --------------
PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
     Bayerische Motoren Werke AG                                      17,557      1,318,963
     Fuchs Petrolub SE                                                16,704        764,945
     Henkel AG & Co. KGaA                                             31,937      3,898,654
     Porsche Automobil Holding SE                                     54,158      3,257,777
     Sartorius AG                                                      9,717        683,939
     Schaeffler AG                                                    22,585        366,238
     Volkswagen AG                                                    63,184      9,866,562
                                                                             --------------
TOTAL GERMANY                                                                    20,157,078
                                                                             --------------
TOTAL PREFERRED STOCKS                                                           20,157,078
                                                                             --------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
*    ACS Actividades de Construccion y Servicios SA Rights
       02/09/17                                                       77,742         34,912
                                                                             --------------
TOTAL INVESTMENT SECURITIES                                                   3,779,919,133
                                                                             --------------

                                                                                VALUE+
                                                                             --------------
SECURITIES LENDING COLLATERAL -- (5.5%)
(S)@ DFA Short Term Investment Fund                               18,850,641    218,139,621
                                                                             --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,603,659,092)^^                        $3,998,058,754
                                                                             ==============

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------
                                                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                                             ------------ -------------- ------- --------------
Common Stocks
   Australia                                                 $  5,644,177 $  235,410,896   --    $  241,055,073
   Austria                                                             --      8,837,204   --         8,837,204
   Belgium                                                      2,678,856     49,767,028   --        52,445,884
   Canada                                                     343,530,450             --   --       343,530,450
   Denmark                                                      2,187,815     54,136,818   --        56,324,633
   Finland                                                      1,441,844     33,565,186   --        35,007,030
   France                                                       9,536,208    311,229,464   --       320,765,672
   Germany                                                     18,681,200    277,508,293   --       296,189,493
   Hong Kong                                                      574,850    108,754,399   --       109,329,249
   Ireland                                                      4,386,215     14,624,104   --        19,010,319
   Israel                                                       7,319,628      9,854,537   --        17,174,165
   Italy                                                        4,240,095     68,023,060   --        72,263,155
   Japan                                                       38,761,349    835,473,448   --       874,234,797
   Netherlands                                                 22,334,851     85,925,670   --       108,260,521
   New Zealand                                                         --      8,091,729   --         8,091,729
   Norway                                                         888,217     28,443,357   --        29,331,574
   Portugal                                                            --      6,088,730   --         6,088,730
   Singapore                                                           --     43,716,887   --        43,716,887
   Spain                                                       13,003,687     93,052,331   --       106,056,018
   Sweden                                                              --    103,268,311   --       103,268,311
   Switzerland                                                 17,332,797    268,923,588   --       286,256,385
   United Kingdom                                             198,516,244    420,512,508   --       619,028,752
   United States                                                3,461,088             24   --         3,461,112
Preferred Stocks
   Germany                                                             --     20,157,078   --        20,157,078
Rights/Warrants
   Spain                                                               --         34,912   --            34,912
Securities Lending Collateral                                          --    218,139,621   --       218,139,621
Futures Contracts**                                               439,237             --   --           439,237
                                                             ------------ --------------   --    --------------
TOTAL                                                        $694,958,808 $3,303,539,183   --    $3,998,497,991
                                                             ============ ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                      INTERNATIONAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                   SHARES     VALUE++
                                                                 ---------- -----------
Common Stocks -- (92.8%)
AUSTRALIA -- (5.9%)
*   3P Learning, Ltd.                                                35,638 $    25,677
#*  Aconex, Ltd.                                                    124,153     284,685
*   Acrux, Ltd.                                                     183,394      43,197
    Adacel Technologies, Ltd.                                        62,189     112,350
    Adelaide Brighton, Ltd.                                       1,271,892   4,942,072
*   AED Oil, Ltd.                                                   237,059          --
    AGL Energy, Ltd.                                                293,238   5,028,325
#   Ainsworth Game Technology, Ltd.                                 363,471     499,333
*   Alkane Resources, Ltd.                                          245,027      63,297
    ALS, Ltd.                                                     1,330,512   5,980,855
#   Altium, Ltd.                                                    127,089     778,844
#   Alumina, Ltd.                                                 8,634,901  12,723,143
    Alumina, Ltd. Sponsored ADR                                     408,869   2,383,706
#   AMA Group, Ltd.                                                 184,987     138,912
    Amaysim Australia, Ltd.                                         179,358     277,742
    Amcor, Ltd.                                                     574,332   6,233,809
    Amcor, Ltd. Sponsored ADR                                        29,714   1,285,428
    AMP, Ltd.                                                     4,983,489  18,915,178
    Ansell, Ltd.                                                    458,211   8,259,030
#   AP Eagers, Ltd.                                                  83,860     611,620
    APA Group                                                     1,047,014   6,688,436
*   APN News & Media, Ltd.                                        1,636,620   3,154,591
#   APN Outdoor Group, Ltd.                                         174,095     744,042
    Appen, Ltd.                                                     109,676     233,032
#   ARB Corp., Ltd.                                                 117,214   1,441,764
#   Ardent Leisure Group                                            909,106   1,449,975
    Aristocrat Leisure, Ltd.                                        615,636   7,139,402
#*  Arrium, Ltd.                                                 16,558,707          88
    Asaleo Care, Ltd.                                               539,558     617,370
    ASX, Ltd.                                                       102,490   3,879,167
*   Atlas Iron, Ltd.                                              3,523,528     117,902
    AUB Group, Ltd.                                                  85,128     675,696
    Aurizon Holdings, Ltd.                                        1,904,118   7,233,946
*   Ausdrill, Ltd.                                                1,429,709   1,517,168
    AusNet Services                                               2,172,553   2,605,910
    Austal, Ltd.                                                    931,099   1,131,113
#   Australia & New Zealand Banking Group, Ltd.                   2,056,866  45,700,241
#*  Australian Agricultural Co., Ltd.                             1,568,315   1,743,935
    Australian Pharmaceutical Industries, Ltd.                    1,120,050   1,604,110
    Australian Vintage, Ltd.                                        112,455      44,793
    Auswide Bank, Ltd.                                               24,392      98,421
#   Automotive Holdings Group, Ltd.                               1,083,234   3,214,018
    Aveo Group                                                      885,327   2,141,612
    AVJennings, Ltd.                                                200,265      91,814
*   AWE, Ltd.                                                     3,068,174   1,352,529
    Bank of Queensland, Ltd.                                      1,238,709  11,254,340
#   Bapcor, Ltd.                                                    203,972     848,513
    Beach Energy, Ltd.                                            7,732,794   4,413,440
#*  Beadell Resources, Ltd.                                       1,223,528     284,916
#   Bega Cheese, Ltd.                                               163,583     636,953
#   Bellamy's Australia, Ltd.                                       147,316     472,840

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
AUSTRALIA -- (Continued)
#   Bendigo & Adelaide Bank, Ltd.                                1,297,550 $12,357,155
    BHP Billiton, Ltd.                                           2,388,698  48,462,463
    BHP Billiton, Ltd. Sponsored ADR                               623,528  25,745,471
*   Billabong International, Ltd.                                  322,756     332,996
#   Blackmores, Ltd.                                                22,029   1,932,011
#   Blue Sky Alternative Investments, Ltd.                          29,051     152,118
    BlueScope Steel, Ltd.                                        2,312,039  19,659,936
*   Boart Longyear, Ltd.                                           549,707      52,095
*   Boom Logistics, Ltd.                                           165,553      15,102
    Boral, Ltd.                                                  3,576,108  15,803,863
*   Bradken, Ltd.                                                1,085,978   2,652,451
    Brambles, Ltd.                                                 832,964   6,582,927
#   Breville Group, Ltd.                                           162,726   1,030,823
    Brickworks, Ltd.                                               170,518   1,638,458
    BT Investment Management, Ltd.                                 349,563   2,484,065
#   Cabcharge Australia, Ltd.                                      357,612     990,961
    Caltex Australia, Ltd.                                         201,033   4,362,945
    Capilano Honey, Ltd.                                             6,902      83,119
#*  Cardno, Ltd.                                                   505,448     435,357
*   Carnarvon Petroleum, Ltd.                                      856,412      62,375
    carsales.com, Ltd.                                             541,971   4,294,995
#   Cash Converters International, Ltd.                          1,111,384     299,636
    Cedar Woods Properties, Ltd.                                    37,900     154,746
    Challenger, Ltd.                                             1,492,882  12,491,551
    CIMIC Group, Ltd.                                              137,887   3,589,053
    Cleanaway Waste Management, Ltd.                             6,408,685   5,543,125
*   Coal of Africa, Ltd.                                           400,214      16,388
    Coca-Cola Amatil, Ltd.                                         558,637   4,131,311
    Cochlear, Ltd.                                                  64,556   6,132,444
    Codan, Ltd.                                                    192,584     296,178
#   Collection House, Ltd.                                         173,969     180,217
    Collins Foods, Ltd.                                            343,171   1,567,669
#   Commonwealth Bank of Australia                                 587,138  36,379,111
*   Compass Resources, Ltd.                                         18,720          --
    Computershare, Ltd.                                            485,815   4,751,300
#   Corporate Travel Management, Ltd.                              108,520   1,432,604
    Costa Group Holdings, Ltd.                                     103,590     257,852
    Cover-More Group, Ltd.                                         244,794     356,531
    Credit Corp. Group, Ltd.                                        97,019   1,291,342
    Crown Resorts, Ltd.                                            194,289   1,680,731
#   CSG, Ltd.                                                      592,479     350,442
    CSL, Ltd.                                                      245,077  20,892,820
    CSR, Ltd.                                                    2,359,390   7,900,933
    Data#3, Ltd.                                                   135,912     185,563
#   Decmil Group, Ltd.                                             434,979     345,057
*   Devine, Ltd.                                                   109,847      37,535
    Dicker Data, Ltd.                                               30,816      57,977
#   Domino's Pizza Enterprises, Ltd.                               102,174   4,609,449
    Donaco International, Ltd.                                     150,945      41,230
#*  Doray Minerals, Ltd.                                           250,114      82,636
    Downer EDI, Ltd.                                             1,733,635   8,160,202
*   DSHE Holdings, Ltd.                                            301,078          --
    DUET Group                                                   3,109,572   6,608,483

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
AUSTRALIA -- (Continued)
    DuluxGroup, Ltd.                                               820,501 $ 3,781,609
    DWS, Ltd.                                                       74,524      84,268
    Eclipx Group, Ltd.                                             167,189     474,850
#*  Elders, Ltd.                                                   249,340     803,797
*   Ellex Medical Lasers, Ltd.                                      29,423      29,132
*   Emeco Holdings, Ltd.                                         1,092,630      71,178
#*  Energy Resources of Australia, Ltd.                            464,072     243,016
#*  Energy World Corp., Ltd.                                     1,196,466     352,487
    EQT Holdings, Ltd.                                              14,015     196,683
#   ERM Power, Ltd.                                                365,531     334,042
#   Estia Health, Ltd.                                              74,112     150,958
    Euroz, Ltd.                                                     69,509      54,204
    Event Hospitality and Entertainment, Ltd.                      314,894   3,523,835
    Evolution Mining, Ltd.                                       3,899,482   6,341,869
    Fairfax Media, Ltd.                                          8,380,730   5,408,613
    Finbar Group, Ltd.                                               2,330       1,679
#*  Fleetwood Corp., Ltd.                                          162,977     238,865
#   FlexiGroup, Ltd.                                               522,352     904,400
#   Flight Centre Travel Group, Ltd.                               133,742   3,040,879
#   Fortescue Metals Group, Ltd.                                 4,946,675  25,031,609
#   G8 Education, Ltd.                                           1,402,388   3,802,087
#   Gateway Lifestyle                                              121,799     187,506
#   GBST Holdings, Ltd.                                             56,032     163,660
#   Genworth Mortgage Insurance Australia, Ltd.                     33,073      83,491
#   GrainCorp, Ltd. Class A                                        763,704   5,506,051
    Grange Resources, Ltd.                                         460,396      76,943
#   Greencross, Ltd.                                               221,345   1,106,500
#   GUD Holdings, Ltd.                                             252,366   1,858,639
    GWA Group, Ltd.                                                621,541   1,236,239
#   Hansen Technologies, Ltd.                                      329,185     964,385
#   Harvey Norman Holdings, Ltd.                                 1,271,534   4,822,695
    Healthscope, Ltd.                                            1,879,470   3,121,173
    HFA Holdings, Ltd.                                             339,868     551,794
#*  Hills, Ltd.                                                    701,275     181,013
*   Horizon Oil, Ltd.                                            1,463,538      68,862
    IDP Education, Ltd.                                             18,491      57,228
    Iluka Resources, Ltd.                                          760,508   4,364,519
*   Imdex, Ltd.                                                    467,990     241,558
#   IMF Bentham, Ltd.                                              522,908     694,576
#   Incitec Pivot, Ltd.                                          4,189,430  12,244,101
    Independence Group NL                                        1,473,733   4,235,798
*   Infigen Energy                                               1,688,459   1,282,264
    Infomedia, Ltd.                                                719,957     396,242
#   Insurance Australia Group, Ltd.                              2,928,266  12,815,346
    Integrated Research, Ltd.                                       80,195     184,562
#   InvoCare, Ltd.                                                 228,528   2,303,082
#   IOOF Holdings, Ltd.                                            744,230   5,140,544
    IRESS, Ltd.                                                    340,694   2,921,736
#   iSelect, Ltd.                                                  306,814     404,960
#   iSentia Group, Ltd.                                            445,396     886,116
    James Hardie Industries P.L.C.                                 430,489   6,761,403
    James Hardie Industries P.L.C. Sponsored ADR                    39,415     621,575
#   Japara Healthcare, Ltd.                                         16,761      26,669

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
AUSTRALIA -- (Continued)
    JB Hi-Fi, Ltd.                                                 282,124 $ 5,917,701
*   Karoon Gas Australia, Ltd.                                     580,775     792,266
#*  Kingsgate Consolidated, Ltd.                                 1,181,152     249,983
*   Kingsrose Mining, Ltd.                                          94,006       7,129
*   Lednium Technology Pty, Ltd.                                    21,998          --
    LendLease Group                                                710,629   7,598,898
    Link Administration Holdings, Ltd.                             145,769     848,570
*   Lucapa Diamond Co., Ltd.                                        50,238      15,257
#*  Lynas Corp., Ltd.                                            4,741,434     306,177
    MACA, Ltd.                                                     320,003     384,949
*   Macmahon Holdings, Ltd.                                      5,185,872     610,054
    Macquarie Atlas Roads Group                                    801,614   3,052,414
    Macquarie Group, Ltd.                                          602,362  38,680,948
    Magellan Financial Group, Ltd.                                 209,042   3,729,167
#   Mantra Group, Ltd.                                             542,149   1,115,340
    MaxiTRANS Industries, Ltd.                                     182,505      83,098
#*  Mayne Pharma Group, Ltd.                                     1,647,200   1,575,451
    McMillan Shakespeare, Ltd.                                     144,577   1,149,327
    McPherson's, Ltd.                                               69,593      54,777
    Medibank Pvt, Ltd.                                           2,587,315   5,302,274
*   Medusa Mining, Ltd.                                          1,228,341     373,551
    Melbourne IT, Ltd.                                             225,076     339,755
#*  Mesoblast, Ltd.                                                256,402     313,078
#*  Metals X, Ltd.                                                 800,936     485,968
#*  Metcash, Ltd.                                                4,041,840   6,462,695
    Michael Hill International, Ltd.(BD8D250)                       23,523      22,952
    Michael Hill International, Ltd.(BD8D249)                       72,300      72,407
*   Mincor Resources NL                                            393,519      79,219
*   Mineral Deposits, Ltd.                                          73,716      30,809
    Mineral Resources, Ltd.                                        635,385   5,932,740
#*  MMA Offshore, Ltd.                                           2,337,637     496,063
    MNF Group, Ltd.                                                 24,523      84,622
#   Monadelphous Group, Ltd.                                       321,269   2,535,503
    Monash IVF Group, Ltd.                                         310,630     391,837
    Money3 Corp., Ltd.                                              36,071      47,065
    Mortgage Choice, Ltd.                                          237,588     442,091
*   Mount Gibson Iron, Ltd.                                      4,095,268   1,179,864
#   Myer Holdings, Ltd.                                          3,757,138   3,451,365
#   MYOB Group, Ltd.                                               198,279     511,398
    MyState, Ltd.                                                   31,999     110,057
#   National Australia Bank, Ltd.                                1,864,442  42,874,921
    Navitas, Ltd.                                                  446,524   1,500,621
#*  NetComm Wireless, Ltd.                                         148,192     207,532
    New Hope Corp., Ltd.                                           598,069     726,669
    Newcrest Mining, Ltd.                                        1,008,178  16,533,285
*   NEXTDC, Ltd.                                                   170,408     398,730
    nib holdings, Ltd.                                             842,777   2,944,952
    Nick Scali, Ltd.                                                29,095     145,516
#   Nine Entertainment Co. Holdings, Ltd.                        1,515,063   1,144,556
    Northern Star Resources, Ltd.                                1,310,143   3,811,426
*   NRW Holdings, Ltd.                                             874,900     465,342
    Nufarm, Ltd.                                                   442,429   3,013,480
#   OFX Group, Ltd.                                                371,835     471,372

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
AUSTRALIA -- (Continued)
    Oil Search, Ltd.                                             1,189,578 $ 6,212,658
    oOh!media, Ltd.                                                 39,758     134,773
    Orica, Ltd.                                                  1,106,242  15,747,378
    Origin Energy, Ltd.                                          1,913,532  10,260,814
*   Orocobre, Ltd.                                                  40,831     130,951
    Orora, Ltd.                                                  3,409,579   7,377,420
    OrotonGroup, Ltd.                                               19,916      26,234
    OZ Minerals, Ltd.                                            1,133,734   7,736,138
#   Pacific Current Group, Ltd.                                     26,096     104,396
    Pacific Smiles Group, Ltd.                                     104,617     157,591
    Pact Group Holdings, Ltd.                                      112,135     555,924
#*  Paladin Energy, Ltd.                                         9,039,254     858,025
*   Panoramic Resources, Ltd.                                    1,633,779     329,100
    Paragon Care, Ltd.                                              16,267       9,939
#   Peet, Ltd.                                                     454,322     356,432
#   Perpetual, Ltd.                                                100,725   3,576,786
#*  Perseus Mining, Ltd.                                         3,328,826     850,603
*   Pharmaxis, Ltd.                                                 50,400      10,948
#   Platinum Asset Management, Ltd.                                534,216   2,024,039
    PMP, Ltd.                                                    1,795,626     878,491
*   Praemium, Ltd.                                                  45,331      16,004
    Premier Investments, Ltd.                                      266,892   2,612,704
    Primary Health Care, Ltd.                                    2,142,073   6,096,145
*   Prime AET&D Holdings No.1, Ltd.                                     26          --
    Prime Media Group, Ltd.                                        505,830     117,065
    Pro Medicus, Ltd.                                               20,262      76,132
#   Programmed Maintenance Services, Ltd.                        1,050,115   1,514,188
    Prophecy International Holdings, Ltd.                           22,165      15,646
    Qantas Airways, Ltd.                                         3,028,350   7,827,781
    QBE Insurance Group, Ltd.                                    1,229,022  11,659,964
#   Qube Holdings, Ltd.                                          2,300,804   4,015,758
#*  Ramelius Resources, Ltd.                                     1,952,110     891,843
    Ramsay Health Care, Ltd.                                        71,244   3,611,024
#   RCG Corp., Ltd.                                                194,931     201,633
#   RCR Tomlinson, Ltd.                                            356,017     785,465
#   REA Group, Ltd.                                                 58,809   2,347,812
#   Reckon, Ltd.                                                   122,506     149,833
#   Reece, Ltd.                                                     13,585     459,236
#   Regis Healthcare, Ltd.                                         197,797     655,325
    Regis Resources, Ltd.                                          965,032   2,338,812
#   Reject Shop, Ltd. (The)                                         98,325     632,522
#   Resolute Mining, Ltd.                                        2,429,240   2,703,477
#   Retail Food Group, Ltd.                                        275,144   1,344,568
    Ridley Corp., Ltd.                                             803,627     783,864
    Rio Tinto, Ltd.                                                214,634  10,888,259
*   RiverCity Motorway Group                                       133,238          --
    RXP Services, Ltd.                                              16,044      11,080
*   Salmat, Ltd.                                                    68,805      31,828
    Sandfire Resources NL                                          566,280   2,833,564
    Santos, Ltd.                                                 3,015,181   9,173,054
#*  Saracen Mineral Holdings, Ltd.                               2,305,307   1,863,824
#   SeaLink Travel Group, Ltd.                                      47,296     165,032
    Seek, Ltd.                                                     430,711   4,720,854

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
AUSTRALIA -- (Continued)
    Select Harvests, Ltd.                                          203,353 $   863,719
#*  Senex Energy, Ltd.                                           2,879,195     611,403
    Servcorp, Ltd.                                                  71,963     343,883
    Service Stream, Ltd.                                           385,683     338,319
#   Seven Group Holdings, Ltd.                                     403,939   2,243,399
    Seven West Media, Ltd.                                       6,104,888   3,754,541
    SG Fleet Group, Ltd.                                            36,004      93,479
    Sigma Pharmaceuticals, Ltd.                                  3,137,917   2,868,174
#*  Silex Systems, Ltd.                                             70,513      37,172
#   Silver Chef, Ltd.                                                4,064      27,741
#*  Silver Lake Resources, Ltd.                                  2,027,563   1,034,898
    Sims Metal Management, Ltd.                                    681,368   5,790,466
    Sims Metal Management, Ltd. Sponsored ADR                        3,500      29,446
*   Sino Gas & Energy Holdings, Ltd.                               858,956      65,212
*   Sino Strategic International, Ltd.                               9,056          --
    Sirtex Medical, Ltd.                                           117,196   1,249,309
#*  Slater & Gordon, Ltd.                                          643,413     124,510
#   SMS Management & Technology, Ltd.                              219,206     230,949
    Sonic Healthcare, Ltd.                                         363,847   5,738,343
    South32, Ltd.                                                3,854,693   8,067,809
    South32, Ltd. ADR                                              476,677   5,028,942
    Southern Cross Media Group, Ltd.                             2,841,609   3,168,435
    Spark Infrastructure Group                                   3,299,052   5,863,441
*   Specialty Fashion Group, Ltd.                                   67,582      26,943
    SpeedCast International, Ltd.                                   33,270      90,684
    Spotless Group Holdings, Ltd.                                1,264,953     902,670
*   St Barbara, Ltd.                                               897,655   1,589,122
    Star Entertainment Grp, Ltd. (The)                           2,580,813   9,349,293
    Steadfast Group, Ltd.                                        1,767,042   3,071,439
    Suncorp Group, Ltd.                                          1,325,197  13,102,137
#*  Sundance Energy Australia, Ltd.                              4,585,045     697,946
    Sunland Group, Ltd.                                            359,305     455,653
#   Super Retail Group, Ltd.                                       435,227   3,218,016
*   Superloop, Ltd.                                                  6,844      12,894
    Sydney Airport                                                 487,767   2,164,540
*   Syrah Resources, Ltd.                                          169,220     396,132
    Tabcorp Holdings, Ltd.                                       2,315,827   8,323,659
    Tassal Group, Ltd.                                             544,684   1,908,463
    Tatts Group, Ltd.                                            3,092,951  10,182,626
    Technology One, Ltd.                                           588,846   2,301,329
    Telstra Corp., Ltd.                                            808,475   3,067,388
    Telstra Corp., Ltd. ADR                                         35,561     676,015
#*  Ten Network Holdings, Ltd.                                     866,749     592,085
#   TFS Corp., Ltd.                                                782,597     932,745
    Thorn Group, Ltd.                                              401,238     526,489
*   Tiger Resources, Ltd.                                        1,677,917      49,666
#   Tox Free Solutions, Ltd.                                       555,497   1,116,525
#   TPG Telecom, Ltd.                                              427,662   2,100,936
    Transurban Group                                               840,917   6,507,096
    Treasury Wine Estates, Ltd.                                  1,968,261  17,364,038
*   Troy Resources, Ltd.                                         1,614,217     184,481
    Villa World, Ltd.                                               54,288     100,059
#   Village Roadshow, Ltd.                                         267,749     804,891

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES      VALUE++
                                                                 --------- --------------
AUSTRALIA -- (Continued)
*   Virgin Australia Holdings, Ltd.()                            3,195,173 $           --
*   Virgin Australia Holdings, Ltd.(B43DQC7)                     2,917,454        486,893
    Virtus Health, Ltd.                                            356,891      1,386,512
#   Vita Group, Ltd.                                               119,418        288,082
#   Vocus Group, Ltd.                                            1,347,720      4,133,050
*   Watpac, Ltd.                                                   439,742        250,453
    Webjet, Ltd.                                                   171,317      1,467,480
    Wesfarmers, Ltd.                                               538,392     16,447,430
#*  Western Areas, Ltd.                                            596,110      1,113,010
#*  Westgold Resources, Ltd.                                       400,467        602,873
    Westpac Banking Corp.                                        2,102,187     50,606,942
    Westpac Banking Corp. Sponsored ADR                            258,942      6,250,860
#*  Whitehaven Coal, Ltd.                                        2,246,206      4,851,522
    Woodside Petroleum, Ltd.                                     1,356,672     32,528,369
    Woolworths, Ltd.                                               637,795     11,902,780
*   WorleyParsons, Ltd.                                            811,596      6,102,518
    WPP AUNZ, Ltd.                                               1,091,179        878,600
                                                                           --------------
TOTAL AUSTRALIA                                                             1,176,101,453
                                                                           --------------
AUSTRIA -- (0.5%)
    Agrana Beteiligungs AG                                           3,408        439,935
    ANDRITZ AG                                                     128,641      6,953,024
    Atrium European Real Estate, Ltd.                              263,694      1,107,252
#   Austria Technologie & Systemtechnik AG                          74,757        766,246
    BUWOG AG                                                       208,093      4,965,610
    CA Immobilien Anlagen AG                                       205,528      4,049,086
#   DO & CO AG                                                       9,033        565,197
    Erste Group Bank AG                                            352,288     10,738,148
    EVN AG                                                          69,579        851,936
*   FACC AG                                                          1,629         10,692
    Flughafen Wien AG                                                  408         11,533
#   IMMOFINANZ AG                                                1,844,922      3,388,030
    Kapsch TrafficCom AG                                            13,852        569,932
    Lenzing AG                                                      24,829      3,547,296
    Mayr Melnhof Karton AG                                          17,433      1,967,169
    Oberbank AG                                                      2,814        190,122
    Oesterreichische Post AG                                        63,744      2,305,951
    OMV AG                                                         455,644     15,946,660
    Palfinger AG                                                    13,384        450,624
    POLYTEC Holding AG                                              44,982        620,371
    Porr Ag                                                          9,785        424,137
*   Raiffeisen Bank International AG                               536,366     11,946,009
    RHI AG                                                          53,071      1,309,661
#   Rosenbauer International AG                                      2,024        115,630
    S IMMO AG                                                      133,560      1,550,139
    Schoeller-Bleckmann Oilfield Equipment AG                       15,903      1,198,444
    Semperit AG Holding                                             33,536      1,054,456
    Strabag SE                                                      57,015      2,088,507
    Telekom Austria AG                                             251,149      1,546,402
    Telekom Austria AG ADR                                           4,200         51,933
    UBM Development AG                                                  80          2,724
    UNIQA Insurance Group AG                                       391,284      3,226,836
    Verbund AG                                                     139,207      2,244,379

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- ------------
AUSTRIA -- (Continued)
#   Vienna Insurance Group AG Wiener Versicherung Gruppe         116,328 $  2,835,063
    Voestalpine AG                                               228,322    9,681,589
    Wienerberger AG                                              299,889    5,788,885
    Wolford AG                                                     1,281       29,043
    Zumtobel Group AG                                             65,971    1,108,279
                                                                         ------------
TOTAL AUSTRIA                                                             105,646,930
                                                                         ------------
BELGIUM -- (1.3%)
#*  Ablynx NV                                                     34,801      448,573
    Ackermans & van Haaren NV                                     75,345   10,274,865
    Ageas                                                        523,824   22,428,822
*   AGFA-Gevaert NV                                              738,386    2,912,480
    Anheuser-Busch InBev SA/NV                                   393,517   41,090,264
    Anheuser-Busch InBev SA/NV Sponsored ADR                     117,519   12,252,531
    Atenor                                                            43        2,141
    Banque Nationale de Belgique                                     319      991,638
    Barco NV                                                      40,960    3,563,498
    Bekaert SA                                                   166,444    7,223,369
    bpost SA                                                     277,767    6,719,343
#*  Celyad SA                                                     18,304      400,562
*   Celyad SA Sponsored ADR                                          500       10,325
    Cie d'Entreprises CFE                                         28,135    3,107,356
#*  Cie Immobiliere de Belgique SA                                 3,569      213,757
    Colruyt SA                                                   216,766   10,608,775
    D'ieteren SA                                                  96,231    4,347,358
    Deceuninck NV                                                189,810      450,546
    Econocom Group SA                                            211,330    3,191,505
    Elia System Operator SA                                       65,863    3,285,445
    Euronav NV                                                   240,034    1,874,520
    EVS Broadcast Equipment SA                                    35,549    1,228,608
#   Exmar NV                                                     113,630      905,998
#*  Fagron                                                       130,744    1,276,625
*   Galapagos NV                                                 108,604    7,077,378
    Gimv NV                                                        6,716      374,836
    Ion Beam Applications                                         39,334    1,672,562
    Jensen-Group NV                                                2,121       88,376
    KBC Group NV                                                 269,819   17,523,955
    Kinepolis Group NV                                            55,209    2,649,500
    Lotus Bakeries                                                   201      533,397
#*  MDxHealth                                                     43,083      233,470
    Melexis NV                                                    41,361    3,109,012
#*  Nyrstar NV                                                   362,877    3,069,240
    Ontex Group NV                                               161,237    4,882,648
*   Orange Belgium SA                                            142,304    3,211,465
    Picanol                                                        1,933      175,428
    Proximus SADP                                                370,331   10,635,783
    RealDolmen                                                     1,807       47,659
    Recticel SA                                                  171,609    1,279,731
    Resilux                                                        1,911      339,697
    Roularta Media Group NV                                        5,234      149,127
*   Sapec                                                            195       33,910
    Sioen Industries NV                                           30,269      956,468
    Sipef SA                                                      11,330      773,848

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
BELGIUM -- (Continued)
    Solvay SA                                                      138,679 $ 16,260,082
*   Telenet Group Holding NV                                        72,800    3,906,441
*   Tessenderlo Chemie NV                                          124,008    4,608,556
*   ThromboGenics NV                                                14,645       53,737
    UCB SA                                                         135,876    9,384,967
    Umicore SA                                                     296,715   16,620,323
    Van de Velde NV                                                 17,931    1,254,225
*   Viohalco SA                                                    172,079      254,451
                                                                           ------------
TOTAL BELGIUM                                                               249,969,176
                                                                           ------------
CANADA -- (8.6%)
#*  5N Plus, Inc.                                                  163,492      222,387
    Absolute Software Corp.                                        111,563      600,147
    Acadian Timber Corp.                                            23,984      319,602
*   Advantage Oil & Gas, Ltd.                                      937,444    6,044,308
    Aecon Group, Inc.                                              291,623    3,641,786
*   Africa Oil Corp.                                                19,895       40,516
#   Ag Growth International, Inc.                                   31,010    1,299,977
#   AGF Management, Ltd. Class B                                   410,463    1,908,397
    Agnico Eagle Mines, Ltd.(008474108)                             47,651    2,272,953
    Agnico Eagle Mines, Ltd.(2009823)                              144,330    6,884,587
    Agrium, Inc.(2213538)                                           87,992    9,062,584
    Agrium, Inc.(008916108)                                        115,500   11,886,105
    AGT Food & Ingredients, Inc.                                   113,551    3,107,436
    Aimia, Inc.                                                    322,301    2,112,759
*   Air Canada                                                     194,180    1,995,148
#   AirBoss of America Corp.                                        17,500      178,732
    AKITA Drilling, Ltd. Class A                                    11,400       79,986
#*  Alacer Gold Corp.                                            1,149,998    2,121,034
    Alamos Gold, Inc. Class A(011532108)                           371,373    2,785,297
    Alamos Gold, Inc. Class A(BZ3DNP6)                             840,680    6,305,507
#   Alaris Royalty Corp.                                           134,078    2,263,742
    Algoma Central Corp.                                            11,860      119,489
#   Algonquin Power & Utilities Corp.                              617,513    5,367,202
    Alimentation Couche-Tard, Inc. Class B                         225,059   10,309,907
#   AltaGas, Ltd.                                                  406,075    9,658,422
    Alterra Power Corp.                                             39,300      149,799
#   Altius Minerals Corp.                                           82,538      755,449
    Altus Group, Ltd.                                               74,297    1,704,335
#*  Amaya, Inc.(BT8J595)                                            31,700      434,847
*   Amaya, Inc.(02314M108)                                           9,318      128,122
*   Americas Silver Corp.                                           15,958       54,206
    Andrew Peller, Ltd. Class A                                     16,069      131,392
#   ARC Resources, Ltd.                                            538,615    8,381,905
*   Argonaut Gold, Inc.                                            939,142    1,753,787
*   Asanko Gold, Inc.                                              445,833    1,634,293
    Atco, Ltd. Class I                                              84,868    2,988,397
#*  Athabasca Oil Corp.                                          1,573,065    2,006,753
*   ATS Automation Tooling Systems, Inc.                           172,863    1,744,239
*   AuRico Metals, Inc.(05157J108)                                  90,574       79,497
#*  AuRico Metals, Inc.(BYR52G5)                                   256,846      226,992
#   AutoCanada, Inc.                                                80,821    1,575,117
#*  Avigilon Corp.                                                 124,742    1,382,347

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
CANADA -- (Continued)
*   B2Gold Corp.                                                 4,326,466 $13,133,174
#   Badger Daylighting, Ltd.                                       103,606   2,625,880
#*  Ballard Power Systems, Inc.                                    122,205     227,271
#   Bank of Montreal(2076009)                                      285,012  21,559,063
    Bank of Montreal(063671101)                                    405,711  30,683,923
    Bank of Nova Scotia (The)(064149107)                           742,410  44,381,270
    Bank of Nova Scotia (The)(2076281)                             262,275  15,673,008
#*  Banro Corp.                                                     36,100       5,826
    Barrick Gold Corp.(067901108)                                  408,380   7,530,527
    Barrick Gold Corp.(2024644)                                    293,855   5,415,288
*   Baytex Energy Corp.(07317Q105)                                 112,294     449,176
#*  Baytex Energy Corp.(B4VGVM3)                                   945,278   3,770,215
    BCE, Inc.(B188TH2)                                              65,232   2,940,619
    BCE, Inc.(05534B760)                                            18,939     854,528
#*  Bellatrix Exploration, Ltd.                                  1,076,867     893,769
*   Birch Mountain Resources, Ltd.                                   1,200          --
*   Birchcliff Energy, Ltd.                                        802,818   4,948,012
#   Bird Construction, Inc.                                        151,503   1,031,559
#   Black Diamond Group, Ltd.                                      129,753     537,459
*   BlackBerry, Ltd.(09228F103)                                  1,125,339   7,944,893
*   BlackBerry, Ltd.(BCBHZ31)                                       80,555     568,296
*   BlackPearl Resources, Inc.                                   1,759,118   2,095,395
    BMTC Group, Inc.                                                 1,600      15,954
*   Bombardier, Inc. Class A                                       122,890     242,711
#*  Bombardier, Inc. Class B                                     2,343,916   4,485,188
    Bonavista Energy Corp.                                       1,124,338   3,991,886
#   Bonterra Energy Corp.                                          144,654   2,794,699
    Boralex, Inc. Class A                                          170,665   2,602,108
    Brookfield Asset Management, Inc. Class A                      207,097   7,161,856
*   BRP, Inc.                                                       71,169   1,437,874
    CAE, Inc.(2162760)                                             236,115   3,353,241
    CAE, Inc.(124765108)                                           115,787   1,644,175
    Caledonia Mining Corp. P.L.C.                                    8,300      11,928
#   Calfrac Well Services, Ltd.                                    437,963   1,423,695
    Calian Group, Ltd.                                               3,277      68,121
#   Callidus Capital Corp.                                          70,049   1,010,967
    Cameco Corp.(13321L108)                                        353,056   4,501,464
    Cameco Corp.(2166160)                                          669,155   8,520,959
*   Canaccord Genuity Group, Inc.                                  615,119   2,075,213
#*  Canacol Energy, Ltd.                                           582,926   1,661,984
    Canadian Energy Services & Technology Corp.                    362,220   2,146,180
    Canadian Imperial Bank of Commerce(2170525)                     95,310   8,116,274
    Canadian Imperial Bank of Commerce(136069101)                  109,904   9,363,821
    Canadian National Railway Co.(2180632)                         105,500   7,332,503
    Canadian National Railway Co.(136375102)                        80,712   5,611,098
    Canadian Natural Resources, Ltd.(136385101)                    550,112  16,629,886
    Canadian Natural Resources, Ltd.(2171573)                      297,887   9,005,859
    Canadian Pacific Railway, Ltd.(2793115)                         50,372   7,618,608
    Canadian Pacific Railway, Ltd.(13645T100)                        1,271     192,099
#   Canadian Tire Corp., Ltd. Class A                              110,915  11,795,986
    Canadian Utilities, Ltd. Class A                                63,064   1,795,113
#   Canadian Western Bank                                          464,479  10,562,101
    Canam Group, Inc.                                              138,772     982,202

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
CANADA -- (Continued)
    Canexus Corp.                                                  257,536 $   322,600
*   Canfor Corp.                                                   341,530   3,703,353
    Canfor Pulp Products, Inc.                                     143,260   1,152,686
#   CanWel Building Materials Group, Ltd.                          116,150     523,958
    Canyon Services Group, Inc.                                    257,658   1,237,550
    Capital Power Corp.                                            206,469   3,915,969
*   Capstone Mining Corp.                                        2,120,114   2,362,471
    Cargojet, Inc.                                                   2,400      87,608
    Cascades, Inc.                                                 307,043   2,796,126
    CCL Industries, Inc. Class B                                    41,300   8,499,627
*   Celestica, Inc.(2263362)                                       111,194   1,544,112
*   Celestica, Inc.(15101Q108)                                     386,983   5,371,324
    Cenovus Energy, Inc.(B57FG04)                                  132,772   1,812,127
    Cenovus Energy, Inc.(15135U109)                                901,966  12,293,797
    Centerra Gold, Inc.                                            916,630   4,529,438
#*  Cequence Energy, Ltd.                                          872,690     221,316
#   Cervus Equipment Corp.                                          30,171     351,502
*   CGI Group, Inc. Class A(2159740)                               127,986   6,154,147
*   CGI Group, Inc. Class A(39945C109)                              60,019   2,886,314
    Chesswood Group, Ltd.                                            2,100      19,075
#*  China Gold International Resources Corp., Ltd.                 736,896   1,483,702
*   Chinook Energy, Inc.                                           102,170      34,155
#   CI Financial Corp.                                             294,446   6,154,798
#   Cineplex, Inc.                                                 120,849   4,865,536
    Clairvest Group, Inc.                                              516      12,241
#   Clarke, Inc.                                                     2,300      17,569
    Clearwater Seafoods, Inc.                                       35,780     278,266
    Cogeco Communications, Inc.                                     96,771   5,280,108
    Cogeco, Inc.                                                    28,582   1,359,636
*   Colabor Group, Inc.                                             14,200      15,168
    Colliers International Group, Inc.(194693107)                   39,989   1,465,597
    Colliers International Group, Inc.(BYL7SB4)                     13,106     479,924
#   Computer Modelling Group, Ltd.                                 173,827   1,251,688
    Concordia International Corp.                                   41,720      78,434
    Constellation Software, Inc.                                    20,424   9,224,820
*   Continental Gold, Inc.                                         378,317   1,258,876
#*  Copper Mountain Mining Corp.                                   411,215     369,738
    Corby Spirit and Wine, Ltd.                                     18,385     316,907
*   Corridor Resources, Inc.                                        12,500       5,283
#   Corus Entertainment, Inc. Class B                              392,112   3,893,247
    Cott Corp.(22163N106)                                          318,963   3,381,008
    Cott Corp.(2228952)                                            183,186   1,944,130
*   Craft Oil, Ltd.                                                 71,869          --
#   Crescent Point Energy Corp.(B67C8W8)                           185,017   2,156,930
    Crescent Point Energy Corp.(22576C101)                         501,959   5,857,860
*   Crew Energy, Inc.                                              854,533   3,802,302
*   CRH Medical Corp.                                               84,337     523,035
#*  Delphi Energy Corp.                                            980,403   1,100,010
#*  Denison Mines Corp.                                          2,747,177   2,047,848
*   Descartes Systems Group, Inc. (The)(2141941)                    67,229   1,467,801
*   Descartes Systems Group, Inc. (The)(249906108)                   7,468     163,176
*   Detour Gold Corp.                                              590,669   8,011,764
#   DH Corp.                                                       202,957   3,588,888

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
CANADA -- (Continued)
    DHX Media, Ltd.(BRF12N3)                                       173,638 $   900,049
    DHX Media, Ltd.(BRF12P5)                                        12,500      64,745
*   DIRTT Environmental Solutions                                   29,500     157,333
    Dollarama, Inc.                                                 73,924   5,598,625
    Dominion Diamond Corp.(257287102)                              210,439   2,106,494
    Dominion Diamond Corp.(B95LX89)                                146,511   1,467,080
    Dorel Industries, Inc. Class B                                 135,564   3,750,474
#*  Dundee Precious Metals, Inc.                                   624,567   1,411,125
    E-L Financial Corp., Ltd.                                           88      49,166
#*  Eastern Platinum, Ltd.                                         177,363      56,565
#*  Eastmain Resources, Inc.                                       103,500      38,974
    Echelon Financial Holdings, Inc.                                   900       7,919
#   ECN Capital Corp.                                              446,668   1,043,513
*   Eldorado Gold Corp.(284902103)                                 214,595     757,520
*   Eldorado Gold Corp.(2307873)                                 2,284,287   8,075,097
    Element Fleet Management Corp.                                 822,548   7,996,336
#   Emera, Inc.                                                     40,782   1,424,118
    Empire Co., Ltd. Class A                                       280,837   3,507,090
#   Enbridge Income Fund Holdings, Inc.                            325,881   8,562,437
    Enbridge, Inc.(29250N105)                                       93,651   3,989,533
    Enbridge, Inc.(2466149)                                        111,468   4,745,689
    Encana Corp.                                                 1,048,914  13,384,143
*   Endeavour Mining Corp.                                         268,873   5,136,743
#   Enercare, Inc.                                                 318,499   4,432,674
    Enerflex, Ltd.                                                 247,062   3,480,228
#*  Energy Fuels, Inc.                                             103,670     227,856
    Enerplus Corp.(292766102)                                      322,250   2,877,692
    Enerplus Corp.(B584T89)                                        436,995   3,895,594
    Enghouse Systems, Ltd.                                          42,477   1,660,887
    Ensign Energy Services, Inc.                                   498,262   3,396,414
#*  Epsilon Energy, Ltd.                                           134,516     350,439
#   Equitable Group, Inc.                                           44,544   2,035,075
*   Equity Financial Holdings, Inc.                                    100         720
*   Essential Energy Services Trust                                790,850     467,977
    Evertz Technologies, Ltd.                                       47,204     623,945
#   Exchange Income Corp.                                          102,091   3,139,813
    Exco Technologies, Ltd.                                         89,752     709,049
*   EXFO, Inc.                                                         198       1,164
#   Extendicare, Inc.                                              245,697   1,952,359
#   Fairfax Financial Holdings, Ltd.                                34,414  16,079,702
    Fiera Capital Corp.                                            101,331   1,033,362
    Finning International, Inc.                                    561,294  11,361,755
#   Firm Capital Mortgage Investment Corp.                          69,402     744,555
    First Capital Realty, Inc.                                     151,264   2,406,275
#*  First Majestic Silver Corp.(2833583)                           179,758   1,722,638
*   First Majestic Silver Corp.(32076V103)                         127,578   1,224,749
    First National Financial Corp.                                  27,635     614,182
    First Quantum Minerals, Ltd.                                 1,836,508  23,160,114
    FirstService Corp.(33767E103)                                   44,752   2,232,677
    FirstService Corp.(BYL7ZF7)                                     13,106     654,167
    Fortis, Inc.                                                   179,128   5,759,628
#*  Fortress Paper, Ltd. Class A                                    14,264      91,531
*   Fortuna Silver Mines, Inc.                                     362,215   2,254,710

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
CANADA -- (Continued)
    Franco-Nevada Corp.                                             36,170 $ 2,352,497
*   Fraser Papers, Inc.                                              6,400          --
#   Freehold Royalties, Ltd.                                       297,293   2,951,797
#   Gamehost, Inc.                                                  42,680     375,551
*   GBS Gold International, Inc.                                    42,400          --
#   Genworth MI Canada, Inc.                                       221,409   5,552,027
    George Weston, Ltd.                                             81,255   6,930,013
    Gibson Energy, Inc.                                            321,165   4,677,100
    Gildan Activewear, Inc.                                        163,400   4,274,456
*   Glacier Media, Inc.                                             28,375      16,354
    Gluskin Sheff + Associates, Inc.                                88,030   1,235,972
#   GMP Capital, Inc.                                              191,423     610,494
    goeasy, Ltd.                                                       500      11,220
    Goldcorp, Inc.(380956409)                                      574,363   9,287,450
    Goldcorp, Inc.(2676302)                                        282,553   4,568,619
#*  Golden Star Resources, Ltd.                                    571,914     487,857
*   Gran Tierra Energy, Inc.(38500T101)                             49,235     127,026
*   Gran Tierra Energy, Inc.(B2PPCS5)                            1,539,441   3,951,380
    Granite Oil Corp.                                              156,325     616,290
*   Great Canadian Gaming Corp.                                    135,379   2,645,678
#*  Great Panther Silver, Ltd.                                      98,337     179,104
    Great-West Lifeco, Inc.                                        144,800   3,968,160
*   Heroux-Devtek, Inc.                                             72,670     808,096
    High Liner Foods, Inc.                                          94,490   1,389,847
    HNZ Group, Inc.                                                  6,940      69,120
#   Home Capital Group, Inc.                                       274,682   6,275,732
    Horizon North Logistics, Inc.                                  402,615     625,001
    HudBay Minerals, Inc.(B05BQ98)                                  59,151     464,335
    HudBay Minerals, Inc.(B05BDX1)                               1,262,889   9,889,598
#   Hudson's Bay Co.                                               249,611   1,918,240
*   Husky Energy, Inc.                                             555,684   7,169,978
    Hydro One, Ltd.                                                 80,044   1,479,392
*   IAMGOLD Corp.(450913108)                                       208,317     962,425
#*  IAMGOLD Corp.(2446646)                                       1,952,769   9,034,136
    IGM Financial, Inc.                                             83,880   2,577,799
#*  Imperial Metals Corp.                                          111,919     584,860
    Imperial Oil, Ltd.(2454241)                                     36,503   1,200,076
    Imperial Oil, Ltd.(453038408)                                  208,526   6,856,335
*   Indigo Books & Music, Inc.                                       5,523      74,786
    Industrial Alliance Insurance & Financial Services, Inc.       300,562  12,646,124
    Information Services Corp.                                       2,200      33,695
    Innergex Renewable Energy, Inc.                                291,886   3,093,263
    Intact Financial Corp.                                          91,312   6,667,092
#   Inter Pipeline, Ltd.                                           192,548   4,175,758
*   Interfor Corp.                                                 346,068   3,672,775
    Intertape Polymer Group, Inc.                                  134,434   2,451,580
#*  Ithaca Energy, Inc.                                          2,041,344   2,745,323
*   Ivanhoe Mines, Ltd. Class A                                  1,407,151   4,293,095
    Jean Coutu Group PJC, Inc. (The) Class A                       152,135   2,390,902
    Just Energy Group, Inc.(B693818)                                 6,432      38,206
#   Just Energy Group, Inc.(B63MCN1)                               267,494   1,589,033
#   K-Bro Linen, Inc.                                               10,407     329,825
*   Kelt Exploration, Ltd.                                          71,187     344,105

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
CANADA -- (Continued)
    Keyera Corp.                                                   195,504 $ 5,739,291
*   Kingsway Financial Services, Inc.                               15,975     101,528
*   Kinross Gold Corp.(496902404)                                   52,598     205,132
*   Kinross Gold Corp.(B03Z841)                                  4,580,632  17,847,304
*   Kirkland Lake Gold, Ltd.                                       266,067   1,907,708
*   Klondex Mines, Ltd.                                            498,793   2,468,570
*   Knight Therapeutics, Inc.                                      352,251   2,782,817
#   Labrador Iron Ore Royalty Corp.                                219,846   3,172,878
    Laurentian Bank of Canada                                      181,393   8,205,027
    Leon's Furniture, Ltd.                                          48,794     715,083
#*  Lightstream Resources, Ltd.                                    696,278          --
    Linamar Corp.                                                  201,154   8,843,820
#   Liquor Stores N.A., Ltd.                                       159,760   1,247,386
    Loblaw Cos., Ltd.                                               99,529   5,230,942
    Lucara Diamond Corp.                                           961,871   2,173,219
*   Lundin Mining Corp.                                          2,010,294  12,297,360
    MacDonald Dettwiler & Associates, Ltd.                          86,415   4,786,113
    Magellan Aerospace Corp.                                        62,488     853,342
    Magna International, Inc.(2554475)                             310,950  13,451,201
    Magna International, Inc.(559222401)                           133,455   5,775,932
#*  Mainstreet Equity Corp.                                         16,582     424,983
*   Major Drilling Group International, Inc.                       338,026   2,044,392
#   Mandalay Resources Corp.                                     1,138,580     769,991
    Manitoba Telecom Services, Inc.                                 99,164   2,862,325
    Manulife Financial Corp.(56501R106)                            840,567  16,105,264
    Manulife Financial Corp.(2492519)                              537,959  10,314,757
    Maple Leaf Foods, Inc.                                         299,943   6,875,927
    Martinrea International, Inc.                                  438,460   2,776,492
*   Maxim Power Corp.                                               24,537      52,421
    Mediagrif Interactive Technologies, Inc.                         1,100      15,258
#   Medical Facilities Corp.                                       134,234   1,955,871
#*  MEG Energy Corp.                                               435,779   2,263,874
    Melcor Developments, Ltd.                                        2,962      32,915
*   Mercator Minerals, Ltd.                                        131,933          --
#*  Merus Labs International, Inc.                                 230,308     185,839
    Methanex Corp.(2654416)                                        123,400   6,169,763
    Methanex Corp.(59151K108)                                       99,251   4,967,513
    Metro, Inc.                                                    429,261  13,040,298
*   Midas Gold Corp.                                                77,803      51,420
*   Mitel Networks Corp.                                           305,618   2,120,828
    Morguard Corp.                                                     745      99,104
#   Morneau Shepell, Inc.                                          170,140   2,430,665
    MTY Food Group, Inc.                                            22,978     834,889
    Mullen Group, Ltd.                                             371,658   5,355,303
    National Bank of Canada                                        559,165  24,137,021
    Nevsun Resources, Ltd.                                       1,014,028   3,195,016
#   New Flyer Industries, Inc.                                     122,224   3,916,804
*   New Gold, Inc.                                               2,026,556   5,404,149
#   Newalta Corp.                                                  357,821     640,709
    Norbord, Inc.                                                   89,592   2,223,876
    North American Energy Partners, Inc.(B1HTYS2)                   21,976     113,828
    North American Energy Partners, Inc.(656844107)                  6,310      32,812
    North West Co., Inc. (The)                                     109,003   2,452,725

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
CANADA -- (Continued)
#   Northern Blizzard Resources, Inc.                              127,100 $   376,050
#*  Northern Dynasty Minerals, Ltd.                                 47,400     137,328
#   Northland Power, Inc.                                          180,733   3,325,071
*   Novelion Therapeutics, Inc.                                     11,936     113,006
*   NuVista Energy, Ltd.                                           901,179   4,508,492
    OceanaGold Corp.                                             2,220,602   7,713,446
    Onex Corp.                                                      81,487   5,702,368
    Open Text Corp.                                                190,000   6,503,439
*   Orbite Technologies, Inc.                                      174,500      33,525
    Osisko Gold Royalties, Ltd.                                    338,001   3,709,243
*   Painted Pony Petroleum, Ltd.                                   482,928   2,902,207
    Pan American Silver Corp.(697900108)                           282,332   5,513,944
    Pan American Silver Corp.(2669272)                             240,403   4,685,209
#*  Paramount Resources, Ltd. Class A                              154,453   1,984,593
*   Parex Resources, Inc.                                          358,614   4,172,462
    Parkland Fuel Corp.                                            191,311   3,993,089
    Pason Systems, Inc.                                            138,833   2,031,416
    Pembina Pipeline Corp.(B4PPQG5)                                 33,867   1,050,216
    Pembina Pipeline Corp.(B4PT2P8)                                 85,613   2,656,061
#*  Pengrowth Energy Corp.                                       3,418,748   4,282,466
*   Penn West Petroleum, Ltd.(707887105)                           156,120     266,965
#*  Penn West Petroleum, Ltd.(B63FY34)                           1,984,148   3,385,059
*   Perpetual Energy, Inc.                                          36,559      58,438
#   Peyto Exploration & Development Corp.                          179,448   3,905,445
    PHX Energy Services Corp.                                       96,542     298,993
*   Pilot Gold, Inc.                                                19,500       8,692
*   Pine Cliff Energy, Ltd.                                        203,700     153,411
#   Pizza Pizza Royalty Corp.                                       73,523     980,307
*   Platinum Group Metals, Ltd.                                     31,563      53,848
*   Points International, Ltd.                                       6,420      48,597
#*  Polaris Materials Corp.                                          7,200       6,916
    Potash Corp. of Saskatchewan, Inc.(2696980)                     74,800   1,391,668
    Potash Corp. of Saskatchewan, Inc.(73755L107)                  904,805  16,829,373
#   PrairieSky Royalty, Ltd.                                        24,105     564,997
*   Precision Drilling Corp.(74022D308)                            455,094   2,566,730
*   Precision Drilling Corp.(B5YPLH9)                            1,023,451   5,757,281
    Premium Brands Holdings Corp.                                   56,989   3,053,866
*   Pretium Resources, Inc.                                        455,204   4,904,484
*   Primero Mining Corp.(74164W106)                                 81,988      61,868
#*  Primero Mining Corp.(B4Z8FV2)                                  655,411     493,604
#*  Pulse Seismic, Inc.                                            120,926     219,316
    Pure Technologies, Ltd.                                         15,698      54,408
    Quebecor, Inc. Class B                                         116,100   3,496,606
*   Questerre Energy Corp. Class A                                  81,025      43,587
*   Raging River Exploration, Inc.                                 370,604   2,694,266
#*  Redknee Solutions, Inc.                                         97,467     133,327
    Reitmans Canada, Ltd. Class A                                  163,108     758,350
    Restaurant Brands International, Inc.                           57,075   2,799,690
#   Richelieu Hardware, Ltd.                                        85,305   1,786,406
*   Richmont Mines, Inc.                                           162,101   1,329,197
    Ritchie Bros Auctioneers, Inc.(2345390)                         60,100   1,948,141
    Ritchie Bros Auctioneers, Inc.(767744105)                       36,635   1,188,439
#*  RMP Energy, Inc.                                               539,325     323,284

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
CANADA -- (Continued)
    Rocky Mountain Dealerships, Inc.                                49,570 $   421,321
    Rogers Communications, Inc. Class B(2169051)                    36,400   1,579,082
    Rogers Communications, Inc. Class B(775109200)                  34,327   1,489,792
#   Rogers Sugar, Inc.                                             404,526   2,064,210
#   Royal Bank of Canada(2754383)                                  304,065  21,862,303
    Royal Bank of Canada(780087102)                                699,021  50,238,639
*   Royal Nickel Corp.                                             170,500      34,722
    Russel Metals, Inc.                                            235,860   4,893,925
#*  Sabina Gold & Silver Corp.                                     417,298     429,725
*   Sandstorm Gold, Ltd.                                           582,316   2,568,679
#   Sandvine Corp.                                                 587,982   1,274,243
    Saputo, Inc.                                                   163,184   6,008,181
*   Savanna Energy Services Corp.                                  554,975     852,988
#*  Sears Canada, Inc.                                              15,055      21,520
#   Secure Energy Services, Inc.                                   523,901   4,348,227
*   SEMAFO, Inc.                                                 1,239,648   4,620,398
*   Seven Generations Energy, Ltd. Class A                         113,559   2,269,871
    Shaw Communications, Inc. Class B(2801836)                      75,902   1,637,325
    Shaw Communications, Inc. Class B(82028K200)                   257,261   5,554,265
    ShawCor, Ltd.                                                  124,989   3,491,527
#*  Sherritt International Corp.                                 1,824,664   2,019,225
#   Sienna Senior Living, Inc.                                     122,507   1,607,066
*   Sierra Wireless, Inc.(826516106)                                70,253   1,232,940
#*  Sierra Wireless, Inc.(2418968)                                  49,826     871,117
*   Silver Standard Resources, Inc.(82823L106)                      80,061     846,245
*   Silver Standard Resources, Inc.(2218458)                       367,333   3,881,523
    Silver Wheaton Corp.(828336107)                                 90,653   2,006,151
    Silver Wheaton Corp.(B058ZX6)                                  214,311   4,738,311
    SNC-Lavalin Group, Inc.                                        342,254  14,750,128
*   Solium Capital, Inc.                                            18,806     117,352
#*  Southern Pacific Resource Corp.                                665,787          67
*   Spartan Energy Corp.                                         1,243,982   2,724,572
#*  Sprott Resource Corp.                                           29,662      12,537
#   Sprott, Inc.                                                   638,570   1,128,692
#   Stantec, Inc.(2854238)                                         112,330   3,011,005
    Stantec, Inc.(85472N109)                                        42,538   1,140,018
    Stella-Jones, Inc.                                              45,082   1,385,806
#*  Stornoway Diamond Corp.                                        896,068     585,328
*   Strad Energy Services, Ltd.                                      1,000       1,383
#*  Street Capital Group, Inc.                                      32,800      47,388
#   Stuart Olson, Inc.                                              74,301     299,773
#   Student Transportation, Inc.                                   276,480   1,514,930
    Sun Life Financial, Inc.(866796105)                            125,730   4,961,306
    Sun Life Financial, Inc.(2566124)                              303,126  11,964,305
    Suncor Energy, Inc.(867224107)                                 749,973  23,279,162
    Suncor Energy, Inc.(B3NB1P2)                                   804,361  24,948,341
*   SunOpta, Inc.(8676EP108)                                       116,573     816,011
*   SunOpta, Inc.(2817510)                                          97,993     684,539
#   Superior Plus Corp.                                            427,989   4,229,732
#   Surge Energy, Inc.                                           1,136,283   2,462,492
    Tahoe Resources, Inc.(873868103)                               410,968   3,756,248
    Tahoe Resources, Inc.(B5B9KV1)                                 262,463   2,394,188
*   Taseko Mines, Ltd.                                             416,889     615,122

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
CANADA -- (Continued)
    Teck Resources, Ltd. Class A                                     2,209 $    55,936
    Teck Resources, Ltd. Class B(878742204)                        600,481  14,735,804
    Teck Resources, Ltd. Class B(2879327)                          209,473   5,133,598
    TELUS Corp.                                                     87,440   2,919,034
*   Tembec, Inc.                                                   169,810     391,493
*   Teranga Gold Corp.(B5TDK82)                                  1,602,885   1,083,987
*   Teranga Gold Corp.(B4L8QT1)                                     41,624      29,161
    TFI International, Inc.                                        413,527  11,192,639
#*  Theratechnologies, Inc.                                         70,000     172,680
    Thomson Reuters Corp.                                          154,878   6,942,581
#*  Timmins Gold Corp.                                           1,707,071     695,291
    TMX Group, Ltd.                                                 88,765   4,698,661
    TORC Oil & Gas, Ltd.                                           669,092   3,738,174
*   Torex Gold Resources, Inc.                                     126,953   2,692,721
    Toromont Industries, Ltd.                                      155,035   5,021,883
    Toronto-Dominion Bank (The)(891160509)                         227,614  11,783,577
    Toronto-Dominion Bank (The)(2897222)                           680,144  35,234,203
#   Torstar Corp. Class B                                          361,870     531,160
    Total Energy Services, Inc.                                    106,647   1,211,330
*   Tourmaline Oil Corp.                                           473,007  11,057,731
    TransAlta Corp.(89346D107)                                     421,210   2,485,139
    TransAlta Corp.(2901628)                                       585,354   3,463,766
#   TransAlta Renewables, Inc.                                     211,657   2,407,319
    TransCanada Corp.(2665184)                                     224,870  10,608,852
    TransCanada Corp.(89353D107)                                    93,059   4,394,246
    Transcontinental, Inc. Class A                                 276,476   4,604,215
    TransGlobe Energy Corp.(893662106)                              30,106      50,578
    TransGlobe Energy Corp.(2470548)                               334,147     562,368
*   Trevali Mining Corp.                                           745,168     727,273
*   Trican Well Service, Ltd.                                      655,230   2,462,305
#*  Trilogy Energy Corp.                                           212,988   1,113,021
#   Trinidad Drilling, Ltd.                                      1,332,919   2,980,821
*   Turquoise Hill Resources, Ltd.(900435108)                      263,904     952,693
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                      1,109,200   4,014,856
*   TVA Group, Inc. Class B                                          4,447      10,560
    Uni-Select, Inc.                                               141,222   3,218,939
*   Valeant Pharmaceuticals International, Inc.(B3XSX46)            41,511     572,940
*   Valeant Pharmaceuticals International, Inc.(91911K102)         272,063   3,749,028
#   Valener, Inc.                                                   98,484   1,548,498
#   Veresen, Inc.                                                  917,385   9,327,188
#   Vermilion Energy, Inc.(B607XS1)                                 42,561   1,755,754
    Vermilion Energy, Inc.(923725105)                               74,042   3,049,790
    Wajax Corp.                                                     74,158   1,400,240
    Waste Connections, Inc.(94106B101)                              38,820   3,117,244
    Waste Connections, Inc.(BYQFRK5)                                74,952   6,011,138
*   Wesdome Gold Mines, Ltd.                                       248,051     495,625
    West Fraser Timber Co., Ltd.                                   254,810   8,702,214
#   Western Energy Services Corp.                                  420,557     969,584
    Western Forest Products, Inc.                                1,607,093   2,297,170
#   WestJet Airlines, Ltd.                                          37,767     637,359
    Westshore Terminals Investment Corp.                           161,966   3,175,218
    Whitecap Resources, Inc.                                     1,113,046   8,861,601
    Wi-LAN, Inc.                                                   503,972     824,946

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES      VALUE++
                                                                 --------- --------------
CANADA -- (Continued)
    Winpak, Ltd.                                                    59,815 $    2,156,328
    WSP Global, Inc.                                               242,249      8,522,697
*   Xtreme Drilling Corp.                                          285,058        593,665
    Yamana Gold, Inc.(98462Y100)                                   135,431        448,277
    Yamana Gold, Inc.(2219279)                                   2,466,989      8,152,202
*   Yellow Pages, Ltd.                                              66,231        911,074
#   ZCL Composites, Inc.                                            33,396        319,267
                                                                           --------------
TOTAL CANADA                                                                1,705,614,675
                                                                           --------------
CHINA -- (0.0%)
    China Everbright Water, Ltd.                                   738,200        224,803
*   Hanfeng Evergreen, Inc.                                         42,625             --
    K Wah International Holdings, Ltd.                           3,034,959      1,515,979
*   Lifestyle China Group, Ltd.                                  1,456,000        340,921
                                                                           --------------
TOTAL CHINA                                                                     2,081,703
                                                                           --------------
DENMARK -- (1.7%)
    ALK-Abello A.S.                                                 15,556      2,294,533
    Alm Brand A.S.                                                 353,496      2,775,602
    Ambu A.S. Class B                                               60,441      2,586,092
    AP Moller--Maersk A.S. Class A                                   2,332      3,733,674
    AP Moller--Maersk A.S. Class B                                   4,369      7,323,002
*   Bang & Olufsen A.S.                                            182,179      2,663,481
#*  Bavarian Nordic A.S.                                            64,293      2,534,894
    Brodrene Hartmann A.S.                                           4,607        246,064
    Carlsberg A.S. Class B                                          97,815      8,849,057
#   Chr Hansen Holding A.S.                                        206,213     12,588,054
    Coloplast A.S. Class B                                          39,319      2,819,381
#*  D/S Norden A.S.                                                135,939      2,417,925
    Danske Bank A.S.                                               433,658     14,464,437
    DFDS A.S.                                                      141,423      6,917,316
    Djurslands Bank A.S.                                             1,040         37,957
#   DSV A.S.                                                       505,749     24,594,344
    FLSmidth & Co. A.S.                                            194,442      9,049,191
    Fluegger A.S. Class B                                              350         17,118
#*  Genmab A.S.                                                     70,671     13,686,159
    GN Store Nord A.S.                                             430,143      9,607,552
    Gronlandsbanken A.S.                                                33          2,994
#*  H Lundbeck A.S.                                                154,332      6,628,400
*   H+H International A.S. Class B                                  55,298        614,779
    Harboes Bryggeri A.S. Class B                                    2,462         50,204
    IC Group A.S.                                                   28,486        591,189
    ISS A.S.                                                       269,807      9,607,390
*   Jeudan A.S.                                                      2,094        211,511
    Jyske Bank A.S.                                                270,267     13,924,025
    Matas A.S.                                                      53,869        785,532
    NKT Holding A.S.                                               116,425      9,001,256
#   NNIT A.S.                                                       19,446        512,337
    Nordjyske Bank A.S.                                              6,010        103,884
#   Novo Nordisk A.S. Class B                                      600,030     21,684,924
    Novo Nordisk A.S. Sponsored ADR                                595,283     21,531,386
    Novozymes A.S. Class B                                         304,991     11,888,581

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
DENMARK -- (Continued)
Pandora A.S.                                                       170,740 $ 22,375,278
*   Parken Sport & Entertainment A.S.                                5,510       57,172
    Per Aarsleff Holding A.S.                                       61,916    1,601,285
    Ringkjoebing Landbobank A.S.                                    11,055    2,407,937
    Rockwool International A.S. Class A                                 55        9,470
    Rockwool International A.S. Class B                             27,687    4,939,487
    Royal Unibrew A.S.                                             136,444    5,176,303
    RTX A.S.                                                        32,648      668,393
*   Santa Fe Group A.S.                                             72,761      613,456
    Schouw & Co. AB                                                 68,985    5,209,004
    SimCorp A.S.                                                   119,132    6,105,465
    Solar A.S. Class B                                              20,432    1,103,673
    Spar Nord Bank A.S.                                            168,994    1,973,746
    Sydbank A.S.                                                   277,169    9,190,626
*   TDC A.S.                                                     2,503,477   13,191,043
*   Tivoli A.S.                                                        900       62,807
*   TK Development A.S.                                            323,407      454,747
*   Topdanmark A.S.                                                264,350    6,957,337
    Tryg A.S.                                                      260,429    4,982,836
    United International Enterprises                                 2,922      528,661
    Vestas Wind Systems A.S.                                       303,349   21,273,513
*   Vestjysk Bank A.S.                                              23,224       55,776
*   William Demant Holding A.S.                                    340,622    6,377,829
#*  Zealand Pharma A.S.                                             31,723      538,604
                                                                           ------------
TOTAL DENMARK                                                               342,198,673
                                                                           ------------
FINLAND -- (1.7%)
    Ahlstrom Oyj                                                    29,873      446,807
    Aktia Bank Oyj                                                   1,899       21,836
    Alandsbanken Abp Class B                                         1,250       20,229
    Alma Media Oyj                                                  25,653      143,647
    Amer Sports Oyj                                                410,294   10,871,156
    Apetit Oyj                                                       1,800       26,630
    Aspo Oyj                                                         9,835       92,107
    Atria Oyj                                                       37,630      468,789
#*  BasWare Oyj                                                      6,855      243,788
#   Bittium Oyj                                                     31,438      207,117
    Cargotec Oyj Class B                                           155,090    7,436,036
#   Caverion Corp.                                                 219,781    1,762,808
    Citycon Oyj                                                  1,022,462    2,541,001
#   Comptel Oyj                                                    184,923      463,905
    Cramo Oyj                                                      116,731    2,910,292
    Digia Oyj                                                       10,944       36,752
    Elisa Oyj                                                      251,858    8,487,012
    F-Secure Oyj                                                   170,242      594,601
*   Finnair Oyj                                                    275,357    1,202,922
    Fiskars Oyj Abp                                                 66,436    1,293,018
    Fortum Oyj                                                     657,396   10,488,559
    HKScan Oyj Class A                                             154,963      527,387
    Huhtamaki Oyj                                                  336,825   12,366,157
    Ilkka-Yhtyma Oyj                                                29,672       93,076
    Kemira Oyj                                                     437,780    5,484,663
    Kesko Oyj Class A                                                5,184      240,720

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
FINLAND -- (Continued)
    Kesko Oyj Class B                                              220,147 $ 11,139,673
#   Kone Oyj Class B                                               181,078    8,186,701
    Konecranes Oyj                                                 143,246    5,629,502
    Lassila & Tikanoja Oyj                                         126,788    2,629,863
    Lemminkainen Oyj                                                23,812      463,645
#   Metsa Board Oyj                                                660,036    4,508,561
    Metso Oyj                                                      533,575   16,403,692
    Munksjo Oyj                                                     11,852      185,147
#   Neste Oyj                                                      398,491   13,864,728
#   Nokia Oyj(5902941)                                           2,578,097   11,576,079
    Nokia Oyj(5946455)                                           1,186,596    5,333,205
    Nokia Oyj Sponsored ADR                                        749,607    3,388,223
    Nokian Renkaat Oyj                                             443,938   16,653,657
    Olvi Oyj Class A                                                20,616      629,327
    Oriola-KD Oyj Class A                                            1,000        4,660
    Oriola-KD Oyj Class B                                          288,341    1,363,720
    Orion Oyj Class A                                               33,875    1,569,885
    Orion Oyj Class B                                              164,975    7,679,376
*   Outokumpu Oyj                                                1,255,910   11,238,041
#*  Outotec Oyj                                                    696,859    3,963,591
    PKC Group Oyj                                                   76,801    1,942,854
    Ponsse Oy                                                       48,669    1,249,354
*   Poyry Oyj                                                       26,849       95,803
*   QT Group Oyj                                                    10,944       70,827
    Raisio Oyj Class V                                             410,502    1,542,333
    Ramirent Oyj                                                   435,588    3,247,110
    Rapala VMC Oyj                                                  14,912       70,818
    Revenio Group Oyj                                                2,718       86,356
    Sampo Oyj Class A                                              346,939   16,066,225
    Sanoma Oyj                                                     438,615    3,991,167
    Sponda Oyj                                                     576,443    2,620,084
*   Stockmann Oyj Abp Class A                                        8,998       69,114
#*  Stockmann Oyj Abp Class B                                      134,150    1,025,800
    Stora Enso Oyj Class R                                       2,051,390   23,279,527
    Stora Enso Oyj Sponsored ADR                                   102,498    1,160,277
*   Talvivaara Mining Co. P.L.C.                                   676,382        4,162
    Technopolis Oyj                                                375,263    1,247,268
    Teleste Oyj                                                     17,088      165,307
    Tieto Oyj                                                      254,255    7,035,875
    Tikkurila Oyj                                                   90,426    1,845,075
#   UPM-Kymmene Oyj                                              1,573,268   35,681,561
    UPM-Kymmene Oyj Sponsored ADR                                   27,587      625,949
    Uponor Oyj                                                     129,847    2,342,597
    Vaisala Oyj Class A                                             14,022      520,690
    Valmet Oyj                                                     540,355    8,543,343
#   Wartsila Oyj Abp                                               311,496   15,643,090
    YIT Oyj                                                        491,144    3,897,234
                                                                           ------------
TOTAL FINLAND                                                               328,952,091
                                                                           ------------
FRANCE -- (6.6%)
    ABC Arbitrage                                                  128,018      941,286
    Accor SA                                                       303,921   12,316,700
    Actia Group                                                     49,902      492,477

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
FRANCE -- (Continued)
    Aeroports de Paris                                              19,931 $ 2,211,691
#*  Air France-KLM                                                 298,142   1,575,259
    Air Liquide SA                                                 181,317  19,575,629
    Airbus SE                                                      140,258   9,507,385
    Akka Technologies                                               26,153   1,062,489
    Albioma SA                                                      66,591   1,136,470
*   Alstom SA                                                      324,275   9,201,104
    Altamir                                                         35,058     501,502
    Alten SA                                                        92,050   6,854,743
    Altran Technologies SA                                         427,435   6,324,951
    April SA                                                        24,454     314,476
#*  Archos                                                          86,942     129,508
    Arkema SA                                                      239,551  23,658,485
    Assystem                                                        27,878     884,248
    Atos SE                                                        224,779  23,915,217
    Aubay                                                           20,874     615,818
    AXA SA                                                         761,074  18,705,105
    AXA SA Sponsored ADR                                           404,668   9,966,973
    Axway Software SA                                               20,871     651,255
    Bastide le Confort Medical                                       1,402      43,156
    Beneteau SA                                                     77,450     954,609
*   Bigben Interactive                                              26,415     172,127
    BioMerieux                                                      30,604   4,841,541
    BNP Paribas SA                                                 796,740  50,968,894
    Boiron SA                                                       17,874   1,653,409
    Bollore SA(4572709)                                          1,770,169   7,079,749
*   Bollore SA(BD3RTL2)                                             10,657      43,716
    Bonduelle SCA                                                   50,991   1,315,635
#   Bourbon Corp.                                                   21,609     259,713
    Bouygues SA                                                    393,117  14,284,276
    Bureau Veritas SA                                              225,236   4,410,918
    Burelle SA                                                         125     136,308
    Capgemini SA                                                   194,858  15,865,035
    Carrefour SA                                                 1,065,052  26,054,667
    Casino Guichard Perrachon SA                                   220,078  11,867,101
    Catering International Services                                  1,341      28,386
*   Cegedim SA                                                       6,183     173,456
*   Cegid Group SA                                                  20,183          --
#*  CGG SA                                                          72,034     724,304
*   CGG SA Sponsored ADR                                             3,774      38,495
    Chargeurs SA                                                    99,973   1,957,449
    Christian Dior SE                                               25,611   5,497,795
    Cie de Saint-Gobain                                            677,742  33,301,299
    Cie des Alpes                                                   19,338     404,222
    Cie Generale des Etablissements Michelin                       371,701  39,932,723
    Cie Plastic Omnium SA                                          206,546   7,007,388
    CNP Assurances                                                 246,194   4,626,687
*   Coface SA                                                      127,077     821,335
    Credit Agricole SA                                             739,191   9,810,298
    Danone SA                                                      190,892  11,966,773
    Danone SA Sponsored ADR                                         35,465     445,086
    Dassault Systemes SE                                            57,074   4,418,277
    Dassault Systemes SE Sponsored ADR                              10,986     849,987

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
FRANCE -- (Continued)
    Derichebourg SA                                                581,311 $ 2,679,215
    Devoteam SA                                                     16,979   1,067,593
    Edenred                                                        457,329   9,970,948
    Eiffage SA                                                     162,801  11,703,726
#   Electricite de France SA                                       786,399   7,752,332
    Electricite de Strasbourg SA                                       606      70,501
    Elior Group                                                    300,521   6,722,897
#   Elis SA                                                         29,396     526,348
    Engie SA                                                     2,052,295  24,571,141
*   Eramet                                                          22,844   1,314,268
    Essilor International SA                                       112,316  13,176,483
*   Esso SA Francaise                                                7,632     341,973
*   Etablissements Maurel et Prom                                  595,343   2,727,155
    Euler Hermes Group                                              31,520   2,845,963
    Eurofins Scientific SE                                          13,901   6,241,013
    Euronext NV                                                    114,364   5,059,683
    Eutelsat Communications SA                                     369,137   6,296,245
    Exel Industries Class A                                          2,909     249,689
    Faiveley Transport SA                                           11,438   1,236,954
    Faurecia                                                       352,644  15,322,214
#   Fleury Michon SA                                                 2,837     168,659
    Gaumont SA                                                         768      46,858
#   Gaztransport Et Technigaz SA                                    50,022   2,064,439
    GEA                                                                 98       9,459
    GL Events                                                       31,779     622,998
    Groupe Crit                                                     18,587   1,479,508
    Groupe Eurotunnel SE                                           829,659   7,717,684
*   Groupe Fnac SA(B7VQL46)                                         33,984   2,199,334
*   Groupe Fnac SA(BLRZL56)                                         12,150     792,222
#*  Groupe Gorge                                                    12,636     306,937
    Groupe Open                                                     16,257     428,050
    Guerbet                                                         26,761   2,314,078
    Haulotte Group SA                                               46,309     752,580
    Havas SA                                                       280,803   2,525,143
*   Herige SADCS                                                       811      24,714
    Hermes International                                             6,014   2,613,607
#*  HiPay Group SA                                                   7,567      93,044
*   ID Logistics Group                                               2,450     376,963
    Iliad SA                                                        17,574   3,758,215
    Imerys SA                                                       71,093   5,709,219
    Ingenico Group SA                                               57,341   4,835,352
    Interparfums SA                                                 18,140     550,160
    Ipsen SA                                                        55,079   4,267,901
    IPSOS                                                          157,714   5,227,436
    Jacquet Metal Service                                           58,281   1,330,390
#   JCDecaux SA                                                     78,171   2,502,452
#   Kering                                                          32,795   7,806,555
    Korian SA                                                      114,477   3,282,131
    L'Oreal SA                                                      47,009   8,547,036
    Lagardere SCA                                                  545,344  13,682,048
    Laurent-Perrier                                                  2,478     184,566
    Le Noble Age                                                    20,937     866,419
    Lectra                                                          41,691     808,872

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
FRANCE -- (Continued)
    Legrand SA                                                     131,313 $ 7,626,811
    Linedata Services                                                7,292     373,257
    LISI                                                            57,604   2,084,140
    LVMH Moet Hennessy Louis Vuitton SE                            101,739  20,502,757
    Maisons France Confort SA                                        3,427     185,201
    Manitou BF SA                                                   21,070     481,041
    Manutan International                                            2,179     162,281
    Mersen SA                                                       44,941   1,102,317
#*  METabolic EXplorer SA                                           92,087     237,739
    Metropole Television SA                                        119,222   2,343,537
    MGI Coutier                                                     60,331   1,695,326
    Mr Bricolage                                                     8,989     117,359
    Natixis SA                                                   1,195,875   7,086,246
#*  Naturex                                                         17,395   1,620,293
    Neopost SA                                                     134,848   4,457,153
*   Nexans SA                                                      144,801   8,402,613
    Nexity SA                                                      111,998   5,500,967
#*  Nicox                                                           29,469     261,673
*   NRJ Group                                                       61,506     688,555
#   Oeneo SA                                                        60,154     535,819
#*  Onxeo SA(B04P0G6)                                               71,320     207,282
#*  Onxeo SA(BPFJVR0)                                               12,362      36,112
    Orange SA                                                    2,647,420  41,099,703
    Orange SA Sponsored ADR                                        206,198   3,206,379
    Orpea                                                           90,705   7,390,517
#*  Parrot SA                                                       29,416     275,408
    PCAS                                                             4,457      70,672
    Pernod Ricard SA                                                68,174   7,974,573
*   Peugeot SA                                                   1,471,983  27,394,489
#*  Pierre & Vacances SA                                            20,850     946,947
    Plastivaloire                                                    6,632     958,672
    PSB Industries SA                                                  793      45,073
    Publicis Groupe SA                                             117,481   8,070,824
    Publicis Groupe SA ADR                                          97,524   1,674,487
#   Rallye SA                                                      127,410   2,829,941
#*  Recylex SA                                                      16,732      69,539
    Remy Cointreau SA                                               22,863   2,078,607
    Renault SA                                                     274,412  24,709,048
    Rexel SA                                                     1,260,877  21,990,881
    Robertet SA                                                        752     297,574
    Rothschild & Co.                                                 2,404      69,497
    Rubis SCA                                                       95,830   8,068,232
    Safran SA                                                      123,574   8,376,674
    Samse SA                                                           546      87,507
    Sanofi                                                         265,622  21,349,760
    Sanofi ADR                                                     499,567  20,372,342
    Sartorius Stedim Biotech                                        38,100   2,305,480
    Savencia SA                                                     12,018     950,407
    Schneider Electric SE(4834108)                                 249,277  17,836,774
    Schneider Electric SE(B11BPS1)                                  19,869   1,434,866
    SCOR SE                                                        412,561  13,962,669
    SEB SA                                                          69,717   8,767,344
    Seche Environnement SA                                           3,292     107,300

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
FRANCE -- (Continued)
#*  Sequana SA                                                     217,310 $   426,756
    SES SA                                                         473,084   9,198,998
*   SES-imagotag SA                                                     16         488
*   SFR Group SA                                                    94,965   2,759,286
    Societe BIC SA                                                  25,758   3,367,896
*   Societe des Bains de Mer et du Cercle des Etrangers a Monaco     1,930      70,670
    Societe Generale SA                                            556,446  27,203,251
*   Societe Internationale de Plantations d'Heveas SA                2,402     164,138
    Societe Marseillaise du Tunnel Prado-Carenage SA                 7,833     199,738
    Sodexo SA()                                                      8,908     984,216
#   Sodexo SA(7062713)                                              47,267   5,226,892
    Sodexo SA Sponsored ADR                                         19,000     418,950
*   SOITEC                                                         860,846   1,636,546
#*  Solocal Group                                                  112,562     291,252
    Somfy SA                                                         2,032     875,497
    Sopra Steria Group                                              46,459   5,386,688
    SPIE SA                                                         49,289   1,117,837
*   Stallergenes Greer P.L.C.                                        1,425      50,161
#*  Ste Industrielle d'Aviation Latecoere SA                       232,464   1,088,009
    Stef SA                                                         15,662   1,348,095
    STMicroelectronics NV(5962332)                               1,333,520  17,600,011
    STMicroelectronics NV(2430025)                                 348,213   4,610,340
    Suez                                                           354,084   5,363,504
    Sword Group                                                     20,125     668,163
    Synergie SA                                                     28,936   1,195,359
    Tarkett SA                                                      69,119   2,679,572
    Technicolor SA                                                 590,195   2,530,516
    Technicolor SA Sponsored ADR                                     4,360      19,228
    Teleperformance                                                206,991  22,158,229
#   Television Francaise 1                                         324,494   3,574,871
#   Tessi SA                                                         1,997     316,478
    Thales SA                                                       77,008   7,224,477
#   Thermador Groupe                                                 1,896     169,566
    Total Gabon                                                        203      35,926
    Total SA                                                     1,954,493  98,887,894
    Total SA Sponsored ADR                                         592,435  29,953,531
*   Touax SA                                                           837      10,847
#*  Transgene SA                                                       756       2,212
    Trigano SA                                                      27,518   2,469,511
*   Ubisoft Entertainment SA                                       363,647  11,956,040
    Union Financiere de France BQE SA                                1,141      30,341
    Valeo SA                                                       342,225  20,916,659
#*  Vallourec SA                                                 1,600,064  11,372,315
#*  Valneva SE                                                     132,592     397,370
    Veolia Environnement SA                                        345,913   5,892,040
    Veolia Environnement SA ADR                                     45,884     782,322
    Vicat SA                                                        42,212   2,564,034
    VIEL & Cie SA                                                   50,850     245,370
    Vilmorin & Cie SA                                               12,428     833,848
    Vinci SA                                                       264,448  18,536,886
*   Virbac SA                                                        7,312   1,349,116
    Vivendi SA                                                   1,019,877  18,700,532
    Vranken-Pommery Monopole SA                                      3,897      93,813

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES      VALUE++
                                                                 --------- --------------
FRANCE -- (Continued)
*   Worldline SA                                                    48,609 $    1,310,960
#   Zodiac Aerospace                                               227,337      6,909,709
                                                                           --------------
TOTAL FRANCE                                                                1,303,926,574
                                                                           --------------
GERMANY -- (6.7%)
    Aareal Bank AG                                                 315,472     12,239,453
    Adidas AG                                                      148,253     23,395,028
#   Adler Modemaerkte AG                                            37,386        194,737
#*  ADLER Real Estate AG                                            67,101        982,544
*   ADVA Optical Networking SE                                     142,680      1,195,728
*   AIXTRON SE                                                     158,942        587,230
    All for One Steeb AG                                               135          8,267
    Allgeier SE                                                      1,954         38,118
    Allianz SE                                                     200,083     34,006,965
    Allianz SE Sponsored ADR                                       829,638     14,074,809
    Amadeus Fire AG                                                 13,443      1,059,915
*   AS Creation Tapeten                                                906         30,360
    Atoss Software AG                                                  290         19,886
    Aurubis AG                                                     135,767      7,999,233
#   Axel Springer SE                                               136,270      7,182,811
    BASF SE                                                        717,377     69,251,093
    BASF SE Sponsored ADR                                           56,196      5,427,410
    Basler AG                                                          276         17,890
    Bauer AG                                                        32,336        489,875
    Bayer AG                                                       281,224     31,238,103
    Bayer AG Sponsored ADR                                          10,327      1,149,550
#   Bayerische Motoren Werke AG                                    472,907     43,181,218
    BayWa AG                                                        44,190      1,501,164
    Bechtle AG                                                      34,839      3,538,793
    Beiersdorf AG                                                   35,671      3,164,684
#   Bertrandt AG                                                    18,288      1,825,792
    Bijou Brigitte AG                                                8,980        542,994
#*  Bilfinger SE                                                   118,963      4,943,782
    Biotest AG                                                      13,854        263,211
    Borussia Dortmund GmbH & Co. KGaA                              318,800      1,836,559
    BRAAS Monier Building Group SA                                   2,872         78,345
    Brenntag AG                                                    155,818      9,065,053
#   CANCOM SE                                                       40,035      1,879,713
    Carl Zeiss Meditec AG                                           51,380      1,920,868
    CENIT AG                                                        22,785        492,087
    CENTROTEC Sustainable AG                                        36,094        623,903
    Cewe Stiftung & Co. KGAA                                        27,595      2,249,436
#   Clere AG                                                         5,234         92,548
    Comdirect Bank AG                                              122,433      1,287,262
    Commerzbank AG                                               1,424,602     12,390,675
    CompuGroup Medical SE                                           63,282      2,489,648
*   Constantin Medien AG                                            76,165        156,010
    Continental AG                                                  66,035     12,927,246
    Covestro AG                                                     13,043        981,534
    CropEnergies AG                                                 81,673        545,661
    CTS Eventim AG & Co. KGaA                                      113,013      3,929,757
    Daimler AG                                                   1,216,771     91,509,521
    Data Modul AG                                                    2,305        127,023
#*  DEAG Deutsche Entertainment AG                                   1,086          3,625

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
GERMANY -- (Continued)
#   Delticom AG                                                      7,604 $   139,754
#*  Deutsche Bank AG(5750355)                                      678,802  13,556,323
*   Deutsche Bank AG(D18190898)                                    845,255  16,829,027
    Deutsche Beteiligungs AG                                        31,199   1,122,927
*   Deutsche Boerse AG                                              87,885   8,109,454
    Deutsche EuroShop AG                                           124,592   5,179,112
    Deutsche Lufthansa AG                                        1,002,380  13,390,378
    Deutsche Pfandbriefbank AG                                      13,218     134,716
    Deutsche Post AG                                               671,791  22,548,676
    Deutsche Telekom AG                                          2,943,862  51,538,173
    Deutsche Telekom AG Sponsored ADR                              512,237   8,923,169
    Deutsche Wohnen AG                                             375,369  12,243,599
    Deutz AG                                                       420,578   2,798,919
*   Dialog Semiconductor P.L.C.                                    309,518  14,402,501
    DIC Asset AG                                                   137,803   1,363,319
    Diebold Nixdorf AG                                               2,772     197,552
    DMG Mori AG                                                     57,629   2,785,857
#   Dr Hoenle AG                                                    13,336     417,807
    Draegerwerk AG & Co. KGaA                                        7,072     500,404
#   Drillisch AG                                                    96,011   4,453,359
    Duerr AG                                                        81,783   7,094,833
    E.ON SE                                                      5,371,567  41,377,612
    E.ON SE Sponsored ADR                                           83,602     644,571
    Eckert & Ziegler AG                                              8,753     240,970
    Elmos Semiconductor AG                                          49,061     768,245
#   ElringKlinger AG                                               115,361   2,047,328
*   Euromicron AG                                                   12,778      87,234
    Evonik Industries AG                                           142,346   4,620,806
*   Evotec AG                                                      150,502   1,148,625
#   Fielmann AG                                                     41,510   2,901,775
*   First Sensor AG                                                 12,275     181,493
    Francotyp-Postalia Holding AG Class A                            7,041      37,279
    Fraport AG Frankfurt Airport Services Worldwide                108,893   6,516,715
    Freenet AG                                                     377,372  11,345,461
#   Fresenius Medical Care AG & Co. KGaA                           161,522  13,184,184
    Fresenius Medical Care AG & Co. KGaA ADR                        48,688   1,986,470
    Fresenius SE & Co. KGaA                                        594,150  47,023,825
    Fuchs Petrolub SE                                               37,442   1,580,688
#   GEA Group AG                                                   165,687   6,865,568
    Gerresheimer AG                                                134,141  10,936,239
    Gerry Weber International AG                                    66,268     772,635
    Gesco AG                                                        16,452     406,281
    GFK SE                                                          38,153   1,793,442
    GFT Technologies SE                                             35,183     738,043
    Grammer AG                                                      51,206   2,891,765
    GRENKE AG                                                        8,258   1,382,639
*   H&R GmbH & Co. KGaA                                             55,670     931,439
    Hamburger Hafen und Logistik AG                                107,929   2,200,067
    Hannover Rueck SE                                               82,836   9,124,339
    HeidelbergCement AG                                            183,836  17,759,312
#*  Heidelberger Druckmaschinen AG                               1,272,957   3,339,430
    Hella KGaA Hueck & Co.                                          72,797   2,975,461
    Henkel AG & Co. KGaA                                            25,091   2,647,658

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
GERMANY -- (Continued)
*   Highlight Communications AG                                   35,442 $   209,934
    Hochtief AG                                                   70,173  10,003,221
*   HolidayCheck Group AG                                         22,029      60,468
    Hornbach Baumarkt AG                                          18,159     561,039
    Hugo Boss AG                                                 170,567  10,958,543
    Indus Holding AG                                              56,724   3,240,591
    Infineon Technologies AG                                     560,429  10,312,631
    Infineon Technologies AG ADR                                 389,008   7,142,187
    Isra Vision AG                                                 9,796   1,186,654
    Jenoptik AG                                                  166,261   3,189,294
#   K+S AG                                                       739,127  18,776,243
    KION Group AG                                                212,251  12,935,413
*   Kloeckner & Co. SE                                           399,180   5,212,567
*   Koenig & Bauer AG                                             47,327   2,522,672
*   Kontron AG                                                   212,781     668,711
#   Krones AG                                                     40,902   4,181,045
    KSB AG                                                           214      83,427
    KWS Saat SE                                                    4,472   1,402,708
    Lanxess AG                                                   347,275  25,271,639
    LEG Immobilien AG                                            130,118  10,234,459
    Leifheit AG                                                    9,366     611,594
    Leoni AG                                                     164,753   6,616,974
    Linde AG                                                     109,174  17,754,346
#*  LPKF Laser & Electronics AG                                   41,128     316,798
    MAN SE                                                        32,909   3,411,747
#*  Manz AG                                                       14,371     606,110
*   MasterFlex SE                                                    338       2,460
*   Mediclin AG                                                   12,692      77,450
#*  Medigene AG                                                   51,037     719,812
    Merck KGaA                                                    68,420   7,548,903
    Metro AG                                                     601,154  20,571,940
    MLP AG                                                       144,353     745,722
    MTU Aero Engines AG                                          185,543  22,225,932
    Muenchener Rueckversicherungs-Gesellschaft AG                 99,690  18,772,243
    MVV Energie AG                                                    67       1,583
    Nemetschek SE                                                 40,982   2,097,792
    Nexus AG                                                       3,969      84,422
#*  Nordex SE                                                    158,594   3,351,426
    Norma Group SE                                               101,139   4,513,845
    OHB SE                                                        21,785     448,086
    Osram Licht AG                                               246,478  14,308,205
#*  Paion AG                                                      34,234      98,668
#   paragon AG                                                     5,270     233,404
*   Patrizia Immobilien AG                                       181,155   2,915,024
#   Pfeiffer Vacuum Technology AG                                 19,738   2,146,881
    PNE Wind AG                                                  228,867     533,184
    Progress-Werk Oberkirch AG                                     2,277      95,210
#   ProSiebenSat.1 Media SE                                      280,243  11,921,908
#   PSI AG Gesellschaft Fuer Produkte und Systeme der
      Informationstechnologie                                      3,562      45,730
    Puma SE                                                        6,192   1,885,735
*   PVA TePla AG                                                   8,269      20,550
    QIAGEN NV(BYXS699)                                           423,762  12,331,582

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
GERMANY -- (Continued)
    QIAGEN NV(N72482123)                                            18,931 $   548,617
#   QSC AG                                                         481,345     941,674
#   R Stahl AG                                                       3,704     116,142
    Rational AG                                                      6,003   2,725,703
    Rheinmetall AG                                                 154,071  11,823,613
    RHOEN-KLINIKUM AG                                              136,854   3,751,312
#   RIB Software AG                                                 85,938   1,098,761
    RTL Group SA                                                    18,268   1,395,626
*   RWE AG                                                       1,793,779  23,884,230
#   S&T AG                                                          31,604     290,872
    SAF-Holland SA                                                 203,013   3,087,782
    Salzgitter AG                                                  164,708   6,321,191
    SAP SE                                                         121,724  11,131,678
    SAP SE Sponsored ADR                                            52,887   4,839,689
#   Schaltbau Holding AG                                            16,947     606,021
*   SGL Carbon SE                                                  111,449     970,865
    SHW AG                                                          28,909     957,141
    Siemens AG                                                     176,389  22,817,394
    Siemens AG Sponsored ADR                                       189,821  24,671,035
*   Siltronic AG                                                    31,728   1,702,115
#   Sixt Leasing SE                                                  4,360      86,216
    Sixt SE                                                         53,865   2,804,142
#   SMA Solar Technology AG                                         34,238     881,945
*   SMT Scharf AG                                                    4,136      61,981
    Softing AG                                                       3,278      43,723
    Software AG                                                    167,487   6,041,843
*   Solartech International Holdings, Ltd.                       1,920,000      99,831
*   Solarworld AG                                                      882       3,855
*   Stabilus SA                                                     11,945     722,152
    Stada Arzneimittel AG                                          236,869  12,200,447
    STRATEC Biomedical AG                                            4,577     241,277
#   Stroeer SE & Co. KGaA                                           48,107   2,369,955
    Suedzucker AG                                                  315,302   8,341,510
*   Suess MicroTec AG                                               94,269     778,441
    Surteco SE                                                      20,064     511,738
    Symrise AG                                                     103,353   6,223,131
    TAG Immobilien AG                                              377,815   5,108,019
    Takkt AG                                                       129,725   2,899,947
*   Talanx AG                                                      146,233   5,033,268
    Technotrans AG                                                  18,577     492,404
#   Telefonica Deutschland Holding AG                            1,028,740   4,303,406
    ThyssenKrupp AG                                                234,507   5,940,726
    TLG Immobilien AG                                               59,718   1,134,945
*   Tom Tailor Holding AG                                          101,154     601,595
*   Uniper SE                                                      542,406   7,727,141
    United Internet AG                                             148,422   6,219,871
    VERBIO Vereinigte BioEnergie AG                                 74,267     842,964
    Volkswagen AG                                                   49,204   7,882,202
    Vonovia SE                                                     208,778   6,840,177
#*  Vossloh AG                                                      27,664   1,782,072
#   VTG AG                                                          44,230   1,471,682
    Wacker Chemie AG                                                72,441   8,755,078
    Wacker Neuson SE                                               107,146   1,760,181

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES      VALUE++
                                                                 ---------- --------------
GERMANY -- (Continued)
    Washtec AG                                                       50,600 $    2,859,224
#   Wirecard AG                                                      31,196      1,514,638
    XING AG                                                           6,097      1,194,066
*   Zalando SE                                                       32,986      1,304,558
    Zeal Network SE                                                  39,999      1,258,515
                                                                            --------------
TOTAL GERMANY                                                                1,329,513,614
                                                                            --------------
GREECE -- (0.0%)
*   Alapis Holding Industrial and Commercial SA of
      Pharmaceutical Chemical Products                               69,510             --
*   T Bank SA                                                        46,506             --
                                                                            --------------
TOTAL GREECE                                                                            --
                                                                            --------------
HONG KONG -- (2.8%)
*   13 Holdings, Ltd. (The)                                         391,500        115,721
    Aeon Stores Hong Kong Co., Ltd.                                  32,000         28,451
    Agritrade Resources, Ltd.                                     2,135,000        394,489
    AIA Group, Ltd.                                               6,136,600     37,993,841
    Alco Holdings, Ltd.                                             466,000        137,462
    Allied Group, Ltd.                                               72,000        378,424
#   Allied Properties HK, Ltd.                                    3,320,393        743,618
*   Anxian Yuan China Holdings, Ltd.                              7,000,000         76,277
#*  Apac Resources, Ltd.                                          1,696,866         24,266
*   Applied Development Holdings, Ltd.                            2,850,000        275,066
    APT Satellite Holdings, Ltd.                                  1,500,750        753,868
    Arts Optical International Hldgs, Ltd.                           70,000         28,459
    Asia Financial Holdings, Ltd.                                   400,000        197,788
*   Asia Satellite Telecommunications Holdings, Ltd.                162,000        203,463
    Asia Standard International Group, Ltd.                         767,561        158,837
    ASM Pacific Technology, Ltd.                                    482,400      5,865,144
    Associated International Hotels, Ltd.                            79,000        229,817
#*  Auto Italia Holdings                                          2,475,000         37,589
#   Bank of East Asia, Ltd. (The)                                 2,090,779      8,905,575
*   BeijingWest Industries International, Ltd.                      366,400         86,785
#   BEP International Holdings, Ltd.                              4,600,000        265,110
    Bestway International Holdings, Ltd.                          1,690,000        372,463
#   BOC Hong Kong Holdings, Ltd.                                  3,027,500     12,103,587
#   Bonjour Holdings, Ltd.                                        5,884,000        275,761
    Bossini International Holdings, Ltd.                          2,184,000        125,807
    Bright Smart Securities & Commodities Group, Ltd.             2,418,000        827,856
#*  Brightoil Petroleum Holdings, Ltd.                            8,154,000      2,513,761
*   Brockman Mining, Ltd.                                         2,850,520         48,131
*   Burwill Holdings, Ltd.                                       14,583,600        369,141
    Cafe de Coral Holdings, Ltd.                                    606,000      2,009,832
*   Cash Financial Services Group, Ltd.                           1,596,000         97,247
#   Cathay Pacific Airways, Ltd.                                  5,233,000      7,087,518
    CCT Fortis Holdings, Ltd.                                       216,000         30,251
#*  CCT Land Holdings, Ltd.                                      15,680,000         22,183
#   Century City International Holdings, Ltd.                       824,000         57,127
*   CGN Mining Co., Ltd.                                            230,000         24,801
    Chen Hsong Holdings                                             360,000         90,887
    Cheuk Nang Holdings, Ltd.                                       108,030         76,460
#   Cheung Kong Infrastructure Holdings, Ltd.                       473,045      3,804,086

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
HONG KONG -- (Continued)
    Cheung Kong Property Holdings, Ltd.                           1,356,408 $ 8,915,505
    Chevalier International Holdings, Ltd.                          130,276     202,433
*   China Best Group Holding, Ltd.                                3,960,000      94,211
*   China Billion Resources, Ltd.                                 2,876,040      12,220
*   China Chuanglian Education Group, Ltd.                        2,472,000      47,137
*   China Energy Development Holdings, Ltd.                      33,734,000     375,792
*   China Environmental Energy Investment, Ltd.                     760,000      45,206
    China Flavors & Fragrances Co., Ltd.                            555,350     146,449
*   China Healthcare Enterprise Group, Ltd.                       5,000,000      75,096
#   China LNG Group, Ltd.                                        20,260,000     434,688
*   China Ludao Technology Co., Ltd.                                404,000      87,484
*   China Medical & Healthcare Group, Ltd.                        1,040,000      53,417
    China Metal International Holdings, Inc.                        540,000     163,528
*   China National Culture Group, Ltd.                            2,290,000      11,138
#*  China Smarter Energy Group Holdings, Ltd.                     3,306,000     335,134
#*  China Soft Power Technology Holdings, Ltd.                      714,000      14,130
*   China Solar Energy Holdings, Ltd.                             1,033,500       4,496
*   China Star Entertainment, Ltd.                                1,722,000      99,383
#*  China Strategic Holdings, Ltd.                               18,560,000     386,096
    China Ting Group Holdings, Ltd.                               1,862,000     111,132
*   China Wah Yan Healthcare, Ltd.                                6,681,250      32,763
#   Chinese Estates Holdings, Ltd.                                  126,500     198,744
*   Chinlink International Holdings, Ltd.                         1,870,000       5,519
    Chow Sang Sang Holdings International, Ltd.                   1,183,000   2,257,743
#   Chow Tai Fook Jewellery Group, Ltd.                           1,974,000   1,678,305
    Chuang's China Investments, Ltd.                              1,704,219     108,351
    Chuang's Consortium International, Ltd.                       3,703,553     699,217
    CITIC Telecom International Holdings, Ltd.                    7,804,000   2,546,231
    CK Hutchison Holdings, Ltd.                                   2,843,408  34,078,757
    CK Life Sciences International Holdings, Inc.                10,144,000     883,757
    CLP Holdings, Ltd.                                              614,000   5,992,997
*   CMMB Vision Holdings, Ltd.                                    4,860,000     321,762
    CNQC International Holdings, Ltd.                             1,640,000     614,347
    CNT Group, Ltd.                                                 648,000      48,324
*   Common Splendor International Health Industry Group, Ltd.     3,606,000     342,988
*   Continental Holdings, Ltd.                                      440,000       7,447
    Convenience Retail Asia, Ltd.                                    30,000      14,330
*   Convoy Global Holdings, Ltd.                                 22,002,000     620,771
#*  Cowell e Holdings, Inc.                                       1,098,000     330,353
*   CP Lotus Corp.                                                1,420,000      25,107
*   Crocodile Garments                                            2,005,000     275,403
    Cross-Harbour Holdings, Ltd. (The)                              206,000     296,188
    CSI Properties, Ltd.                                          7,604,200     327,245
#   CW Group Holdings, Ltd.                                       1,987,000     393,898
    Dah Sing Banking Group, Ltd.                                  1,602,502   3,125,060
#   Dah Sing Financial Holdings, Ltd.                               730,844   5,643,317
    Dickson Concepts International, Ltd.                            361,000     127,730
*   Ding He Mining Holdings, Ltd.                                 6,780,000      97,762
*   Dragonite International, Ltd.                                    96,000      18,113
    Eagle Nice International Holdings, Ltd.                         996,000     278,691
    EcoGreen International Group, Ltd.                              270,240      58,113
*   EganaGoldpfeil Holdings, Ltd.                                   209,588          --
    Emperor Capital Group, Ltd.                                  12,732,000   1,159,833

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ----------- ----------
HONG KONG -- (Continued)
    Emperor Entertainment Hotel, Ltd.                              2,285,000 $  534,052
    Emperor International Holdings, Ltd.                           5,336,416  1,255,113
*   Emperor Watch & Jewellery, Ltd.                               14,970,000    547,742
#*  Enerchina Holdings, Ltd.                                       8,169,000    323,265
*   ENM Holdings, Ltd.                                               968,000     74,509
*   EPI Holdings, Ltd.                                            11,002,200    271,650
#*  Esprit Holdings, Ltd.                                          6,689,813  5,221,513
*   eSun Holdings, Ltd.                                              923,000     95,082
*   Eternity Investment, Ltd.                                        520,000     16,577
#   Fairwood Holdings, Ltd.                                          177,000    660,233
    Far East Consortium International, Ltd.                        5,443,324  2,358,631
*   Far East Holdings International, Ltd.                            738,000     77,541
    FIH Mobile, Ltd.                                               7,420,000  2,384,110
    First Pacific Co., Ltd.                                        7,083,756  5,371,046
#   First Shanghai Investments, Ltd.                               2,152,000    324,256
    Fountain SET Holdings, Ltd.                                    2,826,000    377,776
    Four Seas Mercantile Holdings, Ltd.                               36,000     17,624
*   Freeman FinTech Corp., Ltd.                                    3,920,000    241,466
    Fulum Group Holdings, Ltd.                                        88,000     11,575
    Future Bright Holdings, Ltd.                                   1,410,000    142,281
    G-Resources Group, Ltd.                                      102,142,200  1,820,298
    Galaxy Entertainment Group, Ltd.                               1,604,000  7,618,822
#*  GCL New Energy Holdings, Ltd.                                 14,888,000    764,078
#*  Genting Hong Kong, Ltd.                                          678,000    199,411
    Get Nice Financial Group, Ltd.                                   530,824     64,084
    Get Nice Holdings, Ltd.                                       22,027,000    764,965
    Giordano International, Ltd.                                   7,252,000  3,927,411
*   Global Brands Group Holding, Ltd.                             18,403,250  2,312,464
#   Glorious Sun Enterprises, Ltd.                                 1,555,000    197,882
    Gold Peak Industries Holdings, Ltd.                              605,000     59,960
*   Gold-Finance Holdings, Ltd.                                      160,000     33,153
    Golden Resources Development International, Ltd.                 924,000     54,366
#*  Good Resources Holdings, Ltd.                                  5,060,000    272,653
#   Great Eagle Holdings, Ltd.                                       172,249    783,445
    Guangnan Holdings, Ltd.                                        1,428,000    178,245
    Guoco Group, Ltd.                                                  1,000     11,268
#   Guotai Junan International Holdings, Ltd.                     10,343,000  3,389,302
    Haitong International Securities Group, Ltd.                   6,237,975  3,486,086
    Hang Lung Group, Ltd.                                          1,620,000  6,212,898
    Hang Lung Properties, Ltd.                                     2,880,000  7,087,892
    Hang Seng Bank, Ltd.                                             417,900  8,518,039
    Hanison Construction Holdings, Ltd.                              513,496     91,484
*   Hao Tian Development Group, Ltd.                               7,152,000    363,324
    Harbour Centre Development, Ltd.                                 158,000    292,765
#   Henderson Land Development Co., Ltd.                           1,472,249  8,126,721
#   HK Electric Investments & HK Electric Investments, Ltd.        2,691,000  2,246,204
    HKBN, Ltd.                                                       619,500    754,189
*   HKR International, Ltd.                                        2,255,962  1,133,263
    HKT Trust & HKT, Ltd.                                          4,955,000  6,934,465
    Hon Kwok Land Investment Co., Ltd.                               234,000    106,803
#   Hong Kong & China Gas Co., Ltd.                                2,395,638  4,510,511
    Hong Kong Aircraft Engineering Co., Ltd.                          66,800    459,797
*   Hong Kong Building & Loan Agency, Ltd. (The)                   1,296,000     61,591

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES    VALUE++
                                                                 ---------- ----------
HONG KONG -- (Continued)
#   Hong Kong Exchanges and Clearing, Ltd.                          390,416 $9,442,930
#   Hong Kong Ferry Holdings Co., Ltd.                              111,000    127,115
    Hong Kong Shanghai Alliance Holdings, Ltd.                      196,000     23,430
*   Hong Kong Television Network, Ltd.                            1,016,000    174,835
*   Hong Kong Television Network, Ltd. ADR                           19,127     64,075
*   HongDa Financial Holding, Ltd.                                1,590,000     59,416
    Hongkong & Shanghai Hotels, Ltd. (The)                        1,060,424  1,179,173
    Hongkong Chinese, Ltd.                                        2,129,143    395,670
    Hop Hing Group Holdings, Ltd.                                 3,296,000     66,811
    Hopewell Holdings, Ltd.                                       1,290,500  4,607,872
#*  Hsin Chong Group Holdings, Ltd.                               9,152,000    434,815
*   Huan Yue Interactive Holdings, Ltd.                             279,000     31,933
*   Huarong Investment Stock Corp., Ltd.                            270,000     50,541
    Hung Hing Printing Group, Ltd.                                  910,524    152,246
    Hutchison Telecommunications Hong Kong Holdings, Ltd.         7,100,000  2,301,369
    Hysan Development Co., Ltd.                                     948,215  4,321,439
*   I-CABLE Communications, Ltd.                                  3,011,000    375,642
    IGG, Inc.                                                     2,242,000  1,670,654
#*  Imagi International Holdings, Ltd.                            6,678,400     88,269
*   International Standard Resources Holdings, Ltd.              17,471,000     94,413
*   iOne Holdings, Ltd.                                           3,940,000    111,210
    IPE Group, Ltd.                                               2,010,000    543,727
*   IRC, Ltd.                                                     5,544,800    281,414
    IT, Ltd.                                                      2,335,087    961,160
    ITC Corp., Ltd.                                               3,548,550    256,117
#   ITC Properties Group, Ltd.                                      756,739    312,090
    Johnson Electric Holdings, Ltd.                               1,496,250  3,981,245
    Kader Holdings Co., Ltd.                                        462,000     47,405
    Kam Hing International Holdings, Ltd.                            74,000      4,994
*   Kantone Holdings, Ltd.                                          244,436     20,561
    Kerry Logistics Network, Ltd.                                 1,674,291  2,159,724
    Kerry Properties, Ltd.                                        1,814,083  5,133,564
    Kingmaker Footwear Holdings, Ltd.                             1,024,000    285,468
#   Kingston Financial Group, Ltd.                                8,481,000  3,742,662
    Kowloon Development Co., Ltd.                                 1,341,000  1,260,279
*   Kwan On Holdings, Ltd.                                          450,000    117,606
    L'Occitane International SA                                   1,055,000  2,078,719
*   L'sea Resources International Holdings, Ltd.                  1,300,000     16,673
    Lai Sun Development Co., Ltd.                                55,449,666  1,195,245
    Lam Soon Hong Kong, Ltd.                                         12,000     13,907
*   Landing International Development, Ltd.                      11,610,000     95,171
*   Lerado Financial Group Co., Ltd.                                740,000     20,493
    Li & Fung, Ltd.                                              22,393,250  9,710,484
    Lifestyle International Holdings, Ltd.                        1,671,000  2,142,606
    Lippo China Resources, Ltd.                                  12,586,000    382,026
    Lippo, Ltd.                                                     236,000    143,246
    Lisi Group Holdings, Ltd.                                     2,966,000    286,697
#   Liu Chong Hing Investment, Ltd.                                 742,000  1,027,046
    Luen Thai Holdings, Ltd.                                        336,000     77,830
    Luk Fook Holdings International, Ltd.                         1,634,000  4,801,109
    Luks Group Vietnam Holdings Co., Ltd.                           130,000     46,421
    Lung Kee Bermuda Holdings                                       280,000    105,552
#*  Macau Legend Development, Ltd.                                6,955,000  1,417,167

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
HONG KONG -- (Continued)
    Magnificent Hotel Investment, Ltd.                            4,616,000 $   107,203
    Man Wah Holdings, Ltd.                                        8,056,800   5,152,950
#*  Mason Financial Holdings, Ltd.                                7,460,000     138,455
#   Master Glory Group, Ltd.(BYTP1T9)                            32,691,388     850,101
#   Master Glory Group, Ltd.(BYTP1T9)                             1,716,040      44,898
    Melco Crown Entertainment, Ltd. ADR                              47,606     801,685
#   Melco International Development, Ltd.                         2,075,000   3,130,280
#   MGM China Holdings, Ltd.                                        757,600   1,471,574
#*  Midland Holdings, Ltd.                                        2,016,000     509,984
*   Midland IC&I, Ltd.                                           10,080,000      69,917
    Ming Fai International Holdings, Ltd.                           652,000      83,784
    Miramar Hotel & Investment                                      324,000     684,587
#*  Mongolian Mining Corp.                                       10,408,750     393,684
#   MTR Corp., Ltd.                                                 761,924   3,870,692
    NagaCorp, Ltd.                                                7,330,000   4,301,438
    National Electronic Hldgs                                        61,600       7,927
*   National United Resources Holdings, Ltd.                      3,320,000      45,571
*   Neo-Neon Holdings, Ltd.                                       1,329,000     190,080
*   Neptune Group, Ltd.                                             656,000      27,522
*   NetMind Financial Holdings, Ltd.                             40,120,000     262,094
*   New Times Energy Corp., Ltd.                                  1,518,000      51,654
    New World Development Co., Ltd.                              14,573,761  16,815,121
#   Newocean Energy Holdings, Ltd.                                4,020,000   1,089,237
*   Next Digital, Ltd.                                            1,774,000      84,821
*   Nine Express, Ltd.                                            4,386,000     236,460
    NWS Holdings, Ltd.                                            2,592,954   4,659,426
*   O Luxe Holdings, Ltd.                                         4,930,800     560,319
    OP Financial Investments, Ltd.                                  632,000     217,381
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.        4,510,000     401,075
    Orient Overseas International, Ltd.                           1,047,500   5,429,225
    Oriental Watch Holdings                                       1,152,240     236,860
*   Pacific Andes International Holdings, Ltd.                   11,918,411      42,089
#*  Pacific Basin Shipping, Ltd.                                 14,513,000   2,725,294
#   Pacific Textiles Holdings, Ltd.                               2,107,000   2,327,023
    Paliburg Holdings, Ltd.                                         808,790     261,205
*   Pan Asia Environmental Protection Group, Ltd.                   756,000     168,151
#*  Paradise Entertainment, Ltd.                                  1,944,000     381,681
    PCCW, Ltd.                                                   10,608,265   6,438,838
    PCCW, Ltd. ADR                                                    1,900      11,248
#*  Peace Mark Holdings, Ltd.                                       308,000          --
*   Pearl Oriental Oil, Ltd.                                      5,768,627     188,598
*   Pegasus Entertainment Holdings, Ltd.                          2,736,000     100,578
    Pegasus International Holdings, Ltd.                             82,000      13,758
    Perfect Shape Beauty Technology, Ltd.                           752,000      65,996
    Pico Far East Holdings, Ltd.                                  1,728,000     577,800
    Playmates Holdings, Ltd.                                        355,400     488,454
    Playmates Toys, Ltd.                                          3,848,000     726,264
#   Polytec Asset Holdings, Ltd.                                  4,795,000     303,732
#   Power Assets Holdings, Ltd.                                     598,000   5,729,952
    Prada SpA                                                       481,600   1,995,443
    Public Financial Holdings, Ltd.                                 532,000     231,695
    PuraPharm Corp., Ltd.                                           314,000     164,433
*   PYI Corp., Ltd.                                              13,424,552     305,381

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
HONG KONG -- (Continued)
    Quam, Ltd.                                                      820,000 $   143,971
#   Regal Hotels International Holdings, Ltd.                     1,229,400     675,520
#*  Rentian Technology Holdings, Ltd.                             2,200,000     125,723
    SA SA International Holdings, Ltd.                            2,604,622   1,037,819
    Samsonite International SA                                    2,981,700   9,364,148
    Sands China, Ltd.                                               597,600   2,629,419
    SAS Dragon Holdings, Ltd.                                     1,238,000     247,991
#   SEA Holdings, Ltd.                                              454,000   1,080,279
*   SEEC Media Group, Ltd.                                       11,102,000     163,062
    Shangri-La Asia, Ltd.                                         3,318,166   3,690,763
#   Shenwan Hongyuan HK, Ltd.                                     1,400,000     617,237
*   Shougang Concord Grand Group, Ltd.                              334,000      10,607
    Shun Ho Property Investments, Ltd.                               70,224      25,426
*   Shun Tak Holdings, Ltd.                                       6,746,250   2,331,449
*   Silver base Group Holdings, Ltd.                              1,080,000      76,209
#*  Sincere Watch Hong Kong, Ltd.                                 5,560,000     134,796
    Sing Tao News Corp., Ltd.                                       892,000     116,167
*   Singamas Container Holdings, Ltd.                             5,430,000     613,917
    Sino Land Co., Ltd.                                           3,538,363   5,846,603
#   SITC International Holdings Co., Ltd.                           597,000     370,793
    Sitoy Group Holdings, Ltd.                                    1,171,000     298,322
    SJM Holdings, Ltd.                                            6,624,699   5,263,712
#*  Skyway Securities Group, Ltd.                                11,200,000     273,052
    SmarTone Telecommunications Holdings, Ltd.                    1,807,075   2,489,516
*   SOCAM Development, Ltd.                                       1,246,488     453,117
*   Solartech International Holdings, Ltd.                        8,440,000     493,714
*   Solomon Systech International, Ltd.                           1,250,000      63,413
    Soundwill Holdings, Ltd.                                         95,000     174,858
*   South China Financial Holdings, Ltd.                         25,300,000     243,550
*   South China Holdings Co., Ltd.                                2,720,000     119,112
    Stella International Holdings, Ltd.                           1,365,500   2,078,717
*   Stelux Holdings International, Ltd.                             637,600      45,815
*   Success Universe Group, Ltd.                                  3,996,000     113,077
    Sun Hing Vision Group Holdings, Ltd.                            122,000      44,477
    Sun Hung Kai & Co., Ltd.                                      2,697,787   1,760,327
    Sun Hung Kai Properties, Ltd.                                 1,123,511  15,460,695
*   Suncorp Technologies, Ltd.                                    4,380,000      33,061
    Sunwah Kingsway Capital Holdings, Ltd.                        3,120,000      55,981
    Swire Pacific, Ltd. Class A                                     693,000   7,060,219
    Swire Pacific, Ltd. Class B                                   1,005,000   1,769,450
    Swire Properties, Ltd.                                          467,450   1,315,297
#   TAI Cheung Holdings, Ltd.                                       512,000     466,295
    Tai Sang Land Development, Ltd.                                 145,523      91,902
*   Talent Property Group, Ltd.                                  17,205,000     328,950
    Tan Chong International, Ltd.                                   372,000     116,212
    Tao Heung Holdings, Ltd.                                        153,000      40,558
*   TCL Display Technology Holdings, Ltd.                           840,000      73,406
    Techtronic Industries Co., Ltd.                               2,725,000   9,424,703
#   Television Broadcasts, Ltd.                                   1,338,500   5,134,352
*   Termbray Industries International Holdings, Ltd.                112,000       9,071
#   Texwinca Holdings, Ltd.                                       3,744,000   2,398,919
*   Titan Petrochemicals Group, Ltd.                              3,200,000      43,937
*   TOM Group, Ltd.                                                 150,000      37,067

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
HONG KONG -- (Continued)
    Town Health International Medical Group, Ltd.                   444,000 $     71,301
    Tradelink Electronic Commerce, Ltd.                           1,704,000      346,069
    Transport International Holdings, Ltd.                          661,400    1,939,924
#*  Trinity, Ltd.                                                 4,318,000      327,526
*   TSC Group Holdings, Ltd.                                      1,656,000      246,317
    Tsui Wah Holdings, Ltd.                                         884,000      147,190
#*  United Laboratories International Holdings, Ltd. (The)        2,551,500    1,588,068
*   Up Energy Development Group, Ltd.                             2,252,000       14,048
*   Value Convergence Holdings, Ltd.                                688,000      135,418
#   Value Partners Group, Ltd.                                    1,807,000    1,551,310
    Vanke Property Overseas, Ltd.                                   123,000       82,260
    Vantage International Holdings, Ltd.                            758,000      115,971
    Varitronix International, Ltd.                                1,319,000      592,009
    Vedan International Holdings, Ltd.                            1,292,000      166,082
    Victory City International Holdings, Ltd.                     9,746,814      356,490
#   Vitasoy International Holdings, Ltd.                          1,498,000    2,907,985
    VST Holdings, Ltd.                                            2,525,200      884,944
    VTech Holdings, Ltd.                                            380,600    4,724,332
    Wai Kee Holdings, Ltd.                                          222,000       71,627
*   Wan Kei Group Holdings, Ltd.                                    550,000       82,081
    Wang On Group, Ltd.                                           5,220,000       45,605
    WH Group, Ltd.                                               14,464,500   10,986,398
    Wharf Holdings, Ltd. (The)                                    1,426,750   10,698,178
    Wheelock & Co., Ltd.                                          1,326,000    8,059,318
    Win Hanverky Holdings, Ltd.                                     768,000      125,199
*   Winfull Group Holdings, Ltd.                                  3,696,000       85,503
    Wing On Co. International, Ltd.                                 123,137      389,818
    Wing Tai Properties, Ltd.                                       390,000      237,957
    Wonderful Sky Financial Group Holdings, Ltd.                    122,000       31,729
    Wong's Kong King International                                  218,000       25,235
#   Wynn Macau, Ltd.                                              1,242,400    2,259,459
    Xinyi Glass Holdings, Ltd.                                    8,190,000    7,366,598
*   Yat Sing Holdings, Ltd.                                         270,000      179,739
*   Yau Lee Holdings, Ltd.                                          134,000       17,125
    Yeebo International Holdings, Ltd.                            1,006,000      591,141
    YGM Trading, Ltd.                                               103,000       98,503
*   Yuan Heng Gas Holdings, Ltd.                                    512,000       47,400
    Yue Yuen Industrial Holdings, Ltd.                            2,468,000    9,022,251
    Yugang International, Ltd.                                    8,986,000      174,247
*   ZH International Holdings, Ltd.                                 990,000       29,574
                                                                            ------------
TOTAL HONG KONG                                                              551,719,237
                                                                            ------------
IRELAND -- (0.5%)
*   Bank of Ireland                                              29,294,135    7,870,082
    C&C Group P.L.C.(B010DT8)                                        24,767      105,538
    C&C Group P.L.C.(B011Y09)                                       652,450    2,787,104
    CRH P.L.C.(4182249)                                             173,628    6,022,403
    CRH P.L.C.(0182704)                                              71,685    2,501,734
    CRH P.L.C. Sponsored ADR                                        605,171   20,890,503
*   FBD Holdings P.L.C.(4330231)                                     37,808      324,895
*   FBD Holdings P.L.C.(0329028)                                     18,709      156,522
    Glanbia P.L.C.(4058629)                                         204,819    3,459,292
    Glanbia P.L.C.(0066950)                                          74,909    1,261,070

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
IRELAND -- (Continued)
    IFG Group P.L.C.                                                53,466 $   100,422
*   Independent News & Media P.L.C.                              1,085,178     140,650
    Irish Continental Group P.L.C.                                 232,355   1,183,328
*   Kenmare Resources P.L.C.                                           165         587
    Kerry Group P.L.C. Class A(4519579)                             20,014   1,407,252
    Kerry Group P.L.C. Class A(0490656)                             76,886   5,410,618
    Kingspan Group P.L.C.(4491235)                                 588,787  17,157,637
    Kingspan Group P.L.C.(0492793)                                  19,320     562,285
    Paddy Power Betfair P.L.C.(BWXC0Z1)                             51,120   5,378,894
    Paddy Power Betfair P.L.C.(BWT6H89)                             56,631   5,921,456
    Smurfit Kappa Group P.L.C.                                     625,848  16,496,114
                                                                           -----------
TOTAL IRELAND                                                               99,138,386
                                                                           -----------
ISRAEL -- (0.6%)
*   ADO Group, Ltd.                                                 25,057     288,403
#*  Africa Israel Investments, Ltd.                                715,013     107,428
*   Africa Israel Properties, Ltd.                                  41,131     759,336
*   Airport City, Ltd.                                             164,513   1,765,277
*   Allot Communications, Ltd.                                      45,338     222,949
#   Alrov Properties and Lodgings, Ltd.                             25,797     587,315
    Amot Investments, Ltd.                                         336,345   1,419,139
    Ashtrom Properties, Ltd.                                         3,135      11,356
*   AudioCodes, Ltd.(M15342104)                                      2,000      13,200
*   AudioCodes, Ltd.(6415352)                                       12,744      84,366
    Avgol Industries 1953, Ltd.                                     87,776     106,687
*   Azorim-Investment Development & Construction Co., Ltd.          20,709      21,819
    Azrieli Group, Ltd.                                             64,926   2,963,546
    Bank Hapoalim BM                                             1,942,289  11,735,636
*   Bank Leumi Le-Israel BM                                      2,456,609  10,160,801
    Bayside Land Corp.                                               2,222     818,571
    Bezeq The Israeli Telecommunication Corp., Ltd.              1,878,121   3,280,955
    Big Shopping Centers, Ltd.                                      11,545     775,275
    Blue Square Real Estate, Ltd.                                    7,131     282,778
    Brack Capital Properties NV                                      1,145      97,758
*   Cellcom Israel, Ltd.(B23WQK8)                                  147,613   1,553,821
*   Cellcom Israel, Ltd.(M2196U109)                                 43,866     459,716
*   Ceragon Networks, Ltd.                                          35,117     129,175
#*  Clal Biotechnology Industries, Ltd.                            168,288     121,392
#*  Clal Insurance Enterprises Holdings, Ltd.                       93,887   1,305,673
*   Compugen, Ltd.                                                  16,989      81,497
    Delek Automotive Systems, Ltd.                                  92,812     852,699
#   Delek Group, Ltd.                                                6,163   1,330,690
    Delta-Galil Industries, Ltd.                                    48,016   1,529,638
    Direct Insurance Financial Investments, Ltd.                    44,923     395,279
    El Al Israel Airlines                                        1,508,496     983,717
#   Elbit Systems, Ltd.(6308913)                                    34,092   3,756,954
    Elbit Systems, Ltd.(M3760D101)                                   2,033     223,630
    Electra Consumer Products 1970, Ltd.                            19,131     332,507
    Electra, Ltd.                                                    5,808   1,055,146
    Elron Electronic Industries, Ltd.                                6,344      28,713
    Energix-Renewable Energies, Ltd.                                72,241      47,408
*   Equital, Ltd.                                                      429       7,978
*   Evogene, Ltd.                                                   33,343     166,453

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
ISRAEL -- (Continued)
    First International Bank Of Israel, Ltd.                       178,549 $2,686,077
    FMS Enterprises Migun, Ltd.                                      6,417    180,006
    Formula Systems 1985, Ltd.                                      41,674  1,621,323
#   Fox Wizel, Ltd.                                                 15,822    250,124
    Frutarom Industries, Ltd.                                       58,434  3,087,375
*   Gilat Satellite Networks, Ltd.(B01BZ39)                         86,381    492,010
*   Gilat Satellite Networks, Ltd.(M51474118)                        3,378     20,471
*   Hadera Paper, Ltd.                                               3,551    135,109
    Hamlet Israel-Canada, Ltd.                                       9,787    137,311
    Harel Insurance Investments & Financial Services, Ltd.         544,603  2,732,702
    Hilan, Ltd.                                                     21,213    317,877
#   IDI Insurance Co., Ltd.                                          8,151    401,541
    Industrial Buildings Corp., Ltd.                               130,809    155,285
    Israel Chemicals, Ltd.                                         776,894  3,570,578
*   Israel Discount Bank, Ltd. Class A                           1,936,348  4,025,279
    Israel Land Development Co., Ltd. (The)                          7,214     54,050
*   Jerusalem Oil Exploration                                       34,325  1,496,692
*   Kamada, Ltd.                                                    70,243    436,176
*   Kenon Holdings, Ltd.                                            19,732    252,640
    Kerur Holdings, Ltd.                                             2,192     58,972
    Klil Industries, Ltd.                                            1,136    102,363
    Magic Software Enterprises, Ltd.                                10,713     76,055
#   Matrix IT, Ltd.                                                120,111    966,613
    Maytronics, Ltd.                                                62,614    240,310
#*  Mazor Robotics, Ltd.                                            29,389    337,420
*   Mazor Robotics, Ltd. Sponsored ADR                               6,362    146,453
    Meitav DS Investments, Ltd.                                     28,777    137,291
    Melisron, Ltd.                                                  42,513  1,947,752
*   Menora Mivtachim Holdings, Ltd.                                 79,980    740,998
#*  Migdal Insurance & Financial Holding, Ltd.                   1,239,431  1,103,852
#   Mivtach Shamir Holdings, Ltd.                                   12,686    263,519
    Mizrahi Tefahot Bank, Ltd.                                     461,630  7,110,412
*   Naphtha Israel Petroleum Corp., Ltd.                            71,001    473,824
    Neto ME Holdings, Ltd.                                           1,543    120,599
    Nice, Ltd. Sponsored ADR                                        37,024  2,598,344
*   Nova Measuring Instruments, Ltd.                                44,407    660,266
#   Oil Refineries, Ltd.                                         4,183,439  1,472,351
#*  Partner Communications Co., Ltd.                               256,295  1,502,614
*   Partner Communications Co., Ltd. ADR                            11,519     66,465
    Paz Oil Co., Ltd.                                               16,107  2,493,998
*   Phoenix Holdings, Ltd. (The)                                   200,069    734,431
    Plasson Industries, Ltd.                                         1,880     59,872
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.            15,705    638,487
*   Redhill Biopharma, Ltd. Sponsored ADR                            1,200     11,724
    Sapiens International Corp. NV                                  39,793    531,588
    Scope Metals Group, Ltd.                                         8,497    175,389
#   Shapir Engineering and Industry, Ltd.                           82,025    191,681
#   Shikun & Binui, Ltd.                                           940,096  1,946,764
    Shufersal, Ltd.                                                281,113  1,078,175
    Strauss Group, Ltd.                                             55,166    887,810
*   Summit Real Estate Holdings, Ltd.                               21,176    112,476
    Tadiran Holdings, Ltd.                                           5,926    136,451
    Teva Pharmaceutical Industries, Ltd.                               264      8,693

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
ISRAEL -- (Continued)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR             570,084 $ 19,057,908
*   Tower Semiconductor, Ltd.(6320605)                              22,626      485,308
*   Tower Semiconductor, Ltd.(M87915274)                           121,909    2,585,690
*   Union Bank of Israel                                            90,957      382,241
                                                                           ------------
TOTAL ISRAEL                                                                123,562,466
                                                                           ------------
ITALY -- (2.6%)
    A2A SpA                                                      4,797,700    6,408,105
    ACEA SpA                                                       129,853    1,589,947
#*  Aeffe SpA                                                       68,280       83,781
    Amplifon SpA                                                   210,959    2,141,939
    Anima Holding SpA                                              892,104    5,319,635
    Ansaldo STS SpA                                                198,730    2,509,218
*   Arnoldo Mondadori Editore SpA                                  590,964      860,476
    Ascopiave SpA                                                  250,065      735,407
    Assicurazioni Generali SpA                                   2,476,453   39,516,956
#   Astaldi SpA                                                    232,773    1,517,081
    Atlantia SpA                                                   285,393    6,504,036
    Autogrill SpA                                                  305,506    2,686,721
    Azimut Holding SpA                                             247,274    4,449,508
#*  Banca Carige SpA                                               553,857      224,294
    Banca Finnat Euramerica SpA                                    202,150       80,806
    Banca Generali SpA                                             135,760    3,463,049
    Banca IFIS SpA                                                  87,060    2,361,203
    Banca Mediolanum SpA                                           979,456    7,513,795
#*  Banca Monte dei Paschi di Siena SpA                             20,323      317,448
#*  Banca Popolare dell'Etruria e del Lazio SC                     672,810           --
    Banca Popolare di Sondrio SCPA                               1,352,993    4,797,708
    Banca Profilo SpA                                              708,896      159,016
#   Banco BPM SpA                                                4,646,526   13,191,879
    Banco di Desio e della Brianza SpA                              33,828       81,701
    BasicNet SpA                                                    87,393      305,402
    BE                                                              98,384       89,456
    Biesse SpA                                                      74,766    1,542,628
    BPER Banca                                                   2,331,282   13,258,132
    Brembo SpA                                                      79,742    5,109,246
#   Brunello Cucinelli SpA                                          48,295    1,093,339
    Buzzi Unicem SpA                                               319,162    7,869,843
#   Cairo Communication SpA                                         95,214      367,775
    Cembre SpA                                                       4,534       69,707
    Cementir Holding SpA                                           227,374      973,684
    Cerved Information Solutions SpA                               284,617    2,329,292
    CIR-Compagnie Industriali Riunite SpA                        1,511,939    1,753,602
    CNH Industrial NV                                            1,464,786   13,012,697
    Credito Emiliano SpA                                           344,044    2,235,909
    Credito Valtellinese SC                                      4,393,987    2,305,679
#   d'Amico International Shipping SA                              512,424      135,531
    Danieli & C Officine Meccaniche SpA                             47,932    1,028,395
    Datalogic SpA                                                   39,244      806,430
    Davide Campari-Milano SpA                                      704,199    7,063,559
    De' Longhi SpA                                                  96,070    2,399,266
    DeA Capital SpA                                                109,658      144,060
    DiaSorin SpA                                                    41,449    2,474,794

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
ITALY -- (Continued)
#*  Ei Towers SpA                                                   60,411 $ 3,343,079
    El.En. SpA                                                      33,342     810,374
    Elica SpA                                                        6,214      11,273
    Enel SpA                                                     3,370,856  14,092,303
    Eni SpA                                                      2,230,601  34,297,311
    Eni SpA Sponsored ADR                                          215,147   6,650,194
#   ERG SpA                                                        205,538   2,282,442
    Esprinet SpA                                                   121,999     904,091
#*  Eurotech SpA                                                    93,990     136,547
    Falck Renewables SpA                                           830,810     846,443
    Ferrari NV(BD6G507)                                            159,399   9,936,393
    Ferrari NV(N3167Y103)                                              890      55,296
*   Fiat Chrysler Automobiles NV(N31738102)                        294,804   3,239,896
*   Fiat Chrysler Automobiles NV(BRJFWP3)                        2,547,254  27,891,053
*   Fincantieri SpA                                                720,903     428,420
    FinecoBank Banca Fineco SpA                                    338,043   2,013,693
    FNM SpA                                                        346,538     192,203
#   Geox SpA                                                       272,993     589,041
*   Gruppo Editoriale L'Espresso SpA                               638,825     543,257
    Gruppo MutuiOnline SpA                                          30,971     299,805
    Hera SpA                                                     1,483,028   3,462,815
    IMMSI SpA                                                      773,083     309,308
    Industria Macchine Automatiche SpA                              28,040   1,858,564
    Infrastrutture Wireless Italiane SpA                           147,823     700,550
#*  Intek Group SpA                                              1,101,521     257,619
    Interpump Group SpA                                            276,527   5,197,109
    Intesa Sanpaolo SpA                                          8,823,531  20,725,237
    Iren SpA                                                     1,338,809   2,177,512
*   Italgas SpA                                                    914,150   3,473,624
    Italmobiliare SpA                                               25,862   1,278,833
#*  Juventus Football Club SpA                                   1,175,852     395,339
    La Doria SpA                                                    36,006     324,776
*   Leonardo SpA                                                   746,752   9,620,714
#   Luxottica Group SpA                                             70,933   3,808,588
    Luxottica Group SpA Sponsored ADR                               13,059     699,440
#   Maire Tecnimont SpA                                            299,417     843,548
#   MARR SpA                                                        55,017   1,069,202
#   Mediaset SpA                                                 3,153,815  13,511,819
    Mediobanca SpA                                               1,415,105  12,184,097
    Moncler SpA                                                    363,132   6,978,677
    Nice SpA                                                        16,046      43,776
    OVS SpA                                                        177,306     989,907
    Parmalat SpA                                                   940,062   3,034,396
#   Piaggio & C SpA                                                830,893   1,382,078
#*  Prelios SpA                                                    159,284      16,395
#   Prima Industrie SpA                                             17,258     308,454
    Prysmian SpA                                                   395,387  10,285,190
    Recordati SpA                                                  171,017   4,869,908
#   Reno de Medici SpA                                             482,213     183,909
    Reply SpA                                                        8,124   1,042,589
*   Retelit SpA                                                    487,600     563,017
    Sabaf SpA                                                        5,696      63,723
    SAES Getters SpA                                                49,829     612,296

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
ITALY -- (Continued)
*   Safilo Group SpA                                                193,327 $  1,434,177
*   Saipem SpA                                                   21,865,478   11,227,491
#   Salini Impregilo SpA                                            942,183    2,941,504
#   Salvatore Ferragamo SpA                                         141,774    3,750,067
    Saras SpA                                                     1,863,816    2,887,104
    SAVE SpA                                                         31,515      637,659
    Servizi Italia SpA                                                3,824       15,256
#*  Snai SpA                                                        372,424      452,719
    Snam SpA                                                      1,101,001    4,190,530
    Societa Cattolica di Assicurazioni SCRL                         617,519    3,863,740
    Societa Iniziative Autostradali e Servizi SpA                   262,608    2,137,334
*   Societa Partecipazioni Finanziarie SpA                          271,551           --
*   Sogefi SpA                                                      266,251      634,877
    SOL SpA                                                          51,690      465,912
    Tamburi Investment Partners SpA                                 144,413      605,378
*   Telecom Italia SpA                                           17,943,072   15,429,525
*   Telecom Italia SpA Sponsored ADR                                331,845    2,857,185
#   Tenaris SA                                                      133,475    2,338,075
    Tenaris SA ADR                                                   20,107      704,549
    Terna Rete Elettrica Nazionale SpA                            1,707,629    7,489,366
#*  Tiscali SpA                                                   6,190,063      326,010
#   Tod's SpA                                                        57,604    4,160,487
#*  Trevi Finanziaria Industriale SpA                               461,725      504,714
    TXT e-solutions SpA                                               5,965       56,832
#   UniCredit SpA                                                   526,631   14,375,471
#   Unione di Banche Italiane SpA                                 3,660,983   12,767,635
    Unipol Gruppo Finanziario SpA                                 2,092,867    7,739,784
    UnipolSai SpA                                                 3,387,200    7,064,173
    Vittoria Assicurazioni SpA                                       90,123    1,016,859
#*  Yoox Net-A-Porter Group SpA                                     114,167    2,863,840
    Zignago Vetro SpA                                                41,504      254,923
                                                                            ------------
TOTAL ITALY                                                                  508,911,434
                                                                            ------------
JAPAN -- (22.5%)
    77 Bank, Ltd. (The)                                           1,452,372    6,738,018
    A&A Material Corp.                                               42,000       49,082
    A&D Co., Ltd.                                                    51,600      225,196
    ABC-Mart, Inc.                                                   27,500    1,601,022
#   Accretive Co., Ltd.                                              69,600      264,966
    Achilles Corp.                                                   58,300      863,779
*   Acom Co., Ltd.                                                  108,700      467,535
    AD Works Co., Ltd.                                              211,100       80,248
    Adastria Co., Ltd.                                              108,100    2,900,921
    ADEKA Corp.                                                     328,600    4,785,769
    Advan Co., Ltd.                                                  52,300      509,192
    Advanex, Inc.                                                     6,800      116,404
#   Advantest Corp.                                                 306,000    5,709,496
#   Aeon Co., Ltd.                                                1,682,969   24,323,686
    Aeon Delight Co., Ltd.                                           69,900    2,008,003
    Aeon Fantasy Co., Ltd.                                           32,000      880,930
    AEON Financial Service Co., Ltd.                                307,600    5,506,853
    Aeon Hokkaido Corp.                                              66,200      359,881
    Aeon Mall Co., Ltd.                                             137,720    1,995,983

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
*   AGORA Hospitality Group Co., Ltd.                               41,000 $    13,768
#   Agro-Kanesho Co., Ltd.                                          19,500     215,879
    Ahresty Corp.                                                   87,000     918,281
#   Ai Holdings Corp.                                               65,600   1,262,167
    Aica Kogyo Co., Ltd.                                           100,800   2,629,037
    Aichi Bank, Ltd. (The)                                          30,400   1,757,894
    Aichi Corp.                                                     97,800     738,103
    Aichi Steel Corp.                                               48,400   2,118,469
#   Aichi Tokei Denki Co., Ltd.                                      7,000     237,275
    Aida Engineering, Ltd.                                         196,200   1,932,314
    Ain Holdings, Inc.                                              60,100   4,405,548
    Aiphone Co., Ltd.                                               25,100     424,688
    Air Water, Inc.                                                408,000   7,554,410
    Airport Facilities Co., Ltd.                                    81,800     435,444
    Aisan Industry Co., Ltd.                                       144,300   1,211,691
#   Aisan Technology Co., Ltd.                                       3,600     130,682
    Aisin Seiki Co., Ltd.                                          389,782  17,830,345
    AIT Corp.                                                       10,400     100,478
    Aizawa Securities Co., Ltd.                                    129,100     741,806
    Ajinomoto Co., Inc.                                            429,000   8,467,409
#*  Akebono Brake Industry Co., Ltd.                               466,730   1,251,435
    Akita Bank, Ltd. (The)                                         535,000   1,683,693
    Albis Co., Ltd.                                                  2,500      70,832
    Alconix Corp.                                                   43,200     682,684
#   Alfresa Holdings Corp.                                         227,100   3,738,152
    Alinco, Inc.                                                    44,100     410,842
#   Alpen Co., Ltd.                                                 76,500   1,365,267
    Alpha Corp.                                                      3,500      35,456
    Alpha Systems, Inc.                                             13,420     233,321
    Alpine Electronics, Inc.                                       197,800   2,888,429
    Alps Electric Co., Ltd.                                        361,100   9,618,175
    Alps Logistics Co., Ltd.                                        21,800     137,909
    Altech Corp.                                                    18,600     428,727
    Amada Holdings Co., Ltd.                                       503,100   5,913,274
    Amano Corp.                                                    170,000   3,254,825
    Amiyaki Tei Co., Ltd.                                           15,400     539,013
    Amuse, Inc.                                                     50,800     809,855
    ANA Holdings, Inc.                                             505,000   1,499,998
    Anest Iwata Corp.                                               76,100     741,550
#   Anicom Holdings, Inc.                                           21,600     440,495
    Anritsu Corp.                                                  399,100   2,754,909
    AOI Electronic Co., Ltd.                                         5,500     169,894
    AOI TYO Holdings, Inc.                                          47,310     354,479
    AOKI Holdings, Inc.                                            183,900   2,315,637
    Aomori Bank, Ltd. (The)                                        670,000   2,207,727
    Aoyama Trading Co., Ltd.                                       197,100   6,946,952
    Aoyama Zaisan Networks Co., Ltd.                                24,800     157,509
    Aozora Bank, Ltd.                                            1,643,000   5,983,755
#   Apamanshop Holdings Co., Ltd.                                   12,600     102,469
    Arakawa Chemical Industries, Ltd.                               66,400   1,100,997
    Arata Corp.                                                     14,100     342,891
    Araya Industrial Co., Ltd.                                     104,000     149,992
    Arcland Sakamoto Co., Ltd.                                     104,400   1,278,383

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    Arcland Service Holdings Co., Ltd.                               9,800 $   268,622
    Arcs Co., Ltd.                                                 123,673   2,786,509
#   Ardepro Co., Ltd.                                              394,000     491,788
    Argo Graphics, Inc.                                              5,200     116,156
    Ariake Japan Co., Ltd.                                          25,200   1,335,796
    Arisawa Manufacturing Co., Ltd.                                147,500     888,642
#*  Arrk Corp.                                                     158,000     168,033
    Artnature, Inc.                                                 68,800     460,002
#   ArtSpark Holdings, Inc.                                         16,100     238,661
    As One Corp.                                                    31,790   1,461,874
    Asahi Broadcasting Corp.                                        10,100      67,421
#   Asahi Co., Ltd.                                                 54,700     642,529
    Asahi Diamond Industrial Co., Ltd.                             203,700   1,524,766
    Asahi Glass Co., Ltd.                                        1,436,000  10,668,948
    Asahi Group Holdings, Ltd.                                     119,800   4,215,720
    Asahi Holdings, Inc.                                            89,700   1,779,536
    Asahi Intecc Co., Ltd.                                          52,800   2,148,792
    Asahi Kasei Corp.                                            2,623,000  24,463,544
    Asahi Kogyosha Co., Ltd.                                         8,000     209,499
    Asahi Net, Inc.                                                  5,600      25,113
    Asahi Yukizai Corp.                                            246,000     516,349
    Asante, Inc.                                                    11,600     176,085
#   Asanuma Corp.                                                  272,000     853,995
    Asatsu-DK, Inc.                                                 85,500   2,263,035
    Asax Co., Ltd.                                                   2,200      31,395
*   Ascot Corp.                                                     10,700      54,341
#   Ashimori Industry Co., Ltd.                                    203,000     289,770
#   Asia Pile Holdings Corp.                                        63,500     323,483
#   Asics Corp.                                                    192,100   3,742,061
    ASKA Pharmaceutical Co., Ltd.                                   65,200     979,388
#   ASKUL Corp.                                                     36,600   1,189,563
    Astellas Pharma, Inc.                                          216,200   2,901,787
    Asunaro Aoki Construction Co., Ltd.                             49,600     344,523
#   Ateam, Inc.                                                     25,700     487,616
    Atom Corp.                                                     122,600     783,076
    Atsugi Co., Ltd.                                               723,000     799,763
    Autobacs Seven Co., Ltd.                                       182,000   2,816,845
    Avex Group Holdings, Inc.                                      145,300   2,183,877
    Awa Bank, Ltd. (The)                                           740,000   4,613,429
    Axell Corp.                                                     25,600     190,041
    Axial Retailing, Inc.                                           34,800   1,367,665
    Azbil Corp.                                                    130,700   3,940,598
    Bandai Namco Holdings, Inc.                                    144,200   3,971,377
    Bando Chemical Industries, Ltd.                                129,000   1,154,196
    Bank of Iwate, Ltd. (The)                                       59,600   2,384,811
    Bank of Kochi, Ltd. (The)                                      115,000     137,133
#   Bank of Kyoto, Ltd. (The)                                      802,000   6,269,593
#   Bank of Nagoya, Ltd. (The)                                      62,899   2,271,331
    Bank of Okinawa, Ltd. (The)                                     82,540   2,967,063
    Bank of Saga, Ltd. (The)                                       547,000   1,399,542
    Bank of the Ryukyus, Ltd.                                      102,300   1,367,714
    Beenos, Inc.                                                     3,300      43,069
    Belc Co., Ltd.                                                  35,438   1,305,919

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
JAPAN -- (Continued)
    Bell System24 Holdings, Inc.                                  21,600 $   192,212
    Belluna Co., Ltd.                                            184,000   1,261,133
    Benefit One, Inc.                                             25,600     651,011
    Benesse Holdings, Inc.                                       152,200   4,429,891
    Best Denki Co., Ltd.                                         227,400     290,059
    Bic Camera, Inc.                                             369,000   3,446,573
    BML, Inc.                                                     85,200   2,056,188
#   Bookoff Corp.                                                 35,600     257,108
#   BP Castrol K.K.                                               16,800     244,269
    Bridgestone Corp.                                            502,600  18,433,315
    Broadband Tower, Inc.                                        118,600     285,517
    Broadleaf Co., Ltd.                                          151,800     943,886
#*  Broadmedia Corp.                                              44,900      38,593
#   Broccoli Co., Ltd.                                            48,000     265,803
#   BRONCO BILLY Co., Ltd.                                        14,900     366,264
    Brother Industries, Ltd.                                     659,600  12,174,803
    Bunka Shutter Co., Ltd.                                      162,900   1,314,581
    C Uyemura & Co., Ltd.                                          3,700     168,269
    CAC Holdings Corp.                                            35,800     299,807
#   Calbee, Inc.                                                  51,900   1,689,495
#   Calsonic Kansei Corp.                                        582,000   9,252,390
    Can Do Co., Ltd.                                              25,400     413,839
    Canare Electric Co., Ltd.                                        700      14,061
    Canon Electronics, Inc.                                       76,900   1,178,210
    Canon Marketing Japan, Inc.                                  127,900   2,441,191
    Canon, Inc.                                                  369,334  10,927,255
    Canon, Inc. Sponsored ADR                                     57,577   1,702,552
    Capcom Co., Ltd.                                             135,100   2,867,405
    Career Design Center Co., Ltd.                                10,200     118,879
    Carlit Holdings Co., Ltd.                                     48,700     241,065
    Casio Computer Co., Ltd.                                     443,600   6,129,240
    Cawachi, Ltd.                                                 70,600   1,816,645
    Central Glass Co., Ltd.                                      825,000   3,953,193
    Central Japan Railway Co.                                     30,200   4,879,903
    Central Security Patrols Co., Ltd.                            23,500     408,087
    Central Sports Co., Ltd.                                      12,100     316,924
    Chiba Bank, Ltd. (The)                                       732,000   4,788,252
    Chiba Kogyo Bank, Ltd. (The)                                 188,700     974,566
    Chilled & Frozen Logistics Holdings Co., Ltd.                  1,300      15,091
    CHIMNEY Co., Ltd.                                              6,500     161,670
    Chino Corp.                                                   13,300     141,788
    Chiyoda Co., Ltd.                                             52,400   1,239,013
    Chiyoda Corp.                                                412,000   2,773,091
    Chiyoda Integre Co., Ltd.                                     46,300     994,543
    Chofu Seisakusho Co., Ltd.                                    76,400   1,742,028
    Chori Co., Ltd.                                               34,100     591,703
    Chubu Electric Power Co., Inc.                               283,400   3,783,536
    Chubu Shiryo Co., Ltd.                                        89,500     830,017
    Chudenko Corp.                                               135,100   2,871,214
    Chuetsu Pulp & Paper Co., Ltd.                               344,000     762,311
*   Chugai Mining Co., Ltd.                                      259,700      66,572
    Chugai Pharmaceutical Co., Ltd.                               20,800     611,283
    Chugai Ro Co., Ltd.                                          160,000     314,346

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    Chugoku Bank, Ltd. (The)                                       412,800 $ 6,072,247
#   Chugoku Electric Power Co., Inc. (The)                         126,800   1,427,771
    Chugoku Marine Paints, Ltd.                                    249,700   1,816,332
    Chukyo Bank, Ltd. (The)                                         43,900     896,244
    Chuo Gyorui Co., Ltd.                                           38,000      93,842
    Chuo Spring Co., Ltd.                                           60,000     173,382
    Ci:z Holdings Co., Ltd.                                         62,800   1,813,361
    Citizen Watch Co., Ltd.                                        847,950   5,265,660
    CKD Corp.                                                      163,600   2,185,388
    Clarion Co., Ltd.                                              558,000   2,102,111
    Cleanup Corp.                                                   81,000     642,518
#   CMIC Holdings Co., Ltd.                                         43,300     573,202
#*  CMK Corp.                                                      244,200   1,449,503
    Coca-Cola East Japan Co., Ltd.                                 173,267   3,773,264
    Coca-Cola West Co., Ltd.                                       225,002   6,531,018
    Cocokara fine, Inc.                                             55,220   2,295,490
#   COLOPL, Inc.                                                   223,400   1,932,221
#   Colowide Co., Ltd.                                             121,400   2,035,209
    Computer Engineering & Consulting, Ltd.                         49,200     811,810
    COMSYS Holdings Corp.                                          232,000   4,264,719
    Comture Corp.                                                    7,900     248,136
    Concordia Financial Group, Ltd.                              1,242,286   6,552,341
    CONEXIO Corp.                                                   57,200     750,402
#*  COOKPAD, Inc.                                                  104,700     934,764
    Corona Corp.                                                    42,100     424,833
#   Cosel Co., Ltd.                                                 35,500     414,837
    Cosmo Energy Holdings Co., Ltd.                                272,600   4,717,512
    Cosmos Initia Co., Ltd.                                         17,500      64,306
    Cosmos Pharmaceutical Corp.                                      8,900   1,643,531
    CRE, Inc.                                                        3,900      52,606
    Create Medic Co., Ltd.                                           3,500      29,826
#   Create Restaurants Holdings, Inc.                              102,200     893,731
    Create SD Holdings Co., Ltd.                                    45,900   1,012,421
    Credit Saison Co., Ltd.                                        380,000   6,923,586
    Creek & River Co., Ltd.                                         10,400      94,934
    Cresco, Ltd.                                                    34,200     784,280
#   CROOZ, Inc.                                                     19,800     522,103
    CTI Engineering Co., Ltd.                                       40,700     378,318
    CTS Co., Ltd.                                                    3,000      35,352
    CyberAgent, Inc.                                               100,700   2,495,215
#   Cybernet Systems Co., Ltd.                                      47,600     281,560
#*  D.A. Consortium Holdings, Inc.                                  85,400     641,171
    Dai Nippon Printing Co., Ltd.                                  593,000   6,032,951
    Dai Nippon Toryo Co., Ltd.                                     410,000     867,788
    Dai-Dan Co., Ltd.                                               50,000     424,342
    Dai-ichi Life Holdings, Inc.                                   578,900  10,494,814
    Dai-ichi Seiko Co., Ltd.                                        38,200     454,461
    Daibiru Corp.                                                  224,000   2,031,809
    Daicel Corp.                                                   566,200   6,261,087
    Daido Kogyo Co., Ltd.                                           90,000     203,884
    Daido Metal Co., Ltd.                                          131,800   1,227,443
    Daido Steel Co., Ltd.                                        1,312,000   5,957,872
#   Daidoh, Ltd.                                                    59,300     232,034

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    Daifuku Co., Ltd.                                              194,300 $ 4,295,300
#   Daihatsu Diesel Manufacturing Co., Ltd.                         54,300     325,893
    Daihen Corp.                                                   259,000   1,663,679
    Daiho Corp.                                                    328,000   1,515,370
    Daiichi Jitsugyo Co., Ltd.                                     166,000     999,923
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                          11,900     407,356
    Daiichi Sankyo Co., Ltd.                                       349,800   7,826,100
    Daiichikosho Co., Ltd.                                          81,400   3,234,559
    Daiken Corp.                                                    31,000     586,296
#   Daiken Medical Co., Ltd.                                        30,600     217,932
    Daiki Aluminium Industry Co., Ltd.                             124,000     582,901
    Daikin Industries, Ltd.                                         55,000   5,459,435
#   Daikoku Denki Co., Ltd.                                         39,600     598,307
    Daikokutenbussan Co., Ltd.                                      20,300     943,169
#*  Daikokuya Holdings Co., Ltd.                                   265,600     192,746
    Daikyo, Inc.                                                 1,249,392   2,565,787
    Daikyonishikawa Corp.                                          143,300   1,869,177
#   Dainichi Co., Ltd.                                              12,700      81,673
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.        282,000   1,693,703
#   Daio Paper Corp.                                               297,000   3,333,203
    Daisan Bank, Ltd. (The)                                         49,100     756,613
    Daiseki Co., Ltd.                                               70,325   1,404,951
#   Daiseki Eco. Solution Co., Ltd.                                  9,700     137,385
    Daishi Bank, Ltd. (The)                                      1,104,000   4,873,363
    Daishinku Corp.                                                 32,300     408,388
    Daisue Construction Co., Ltd.                                   17,500     153,037
#   Daisyo Corp.                                                    23,700     329,801
    Daito Bank, Ltd. (The)                                         271,000     400,299
#   Daito Pharmaceutical Co., Ltd.                                  42,300     843,906
    Daito Trust Construction Co., Ltd.                              38,600   5,396,249
    Daitron Co., Ltd.                                               13,700     116,939
    Daiwa House Industry Co., Ltd.                                 345,600   9,359,588
    Daiwa Industries, Ltd.                                          91,700     795,171
    Daiwa Securities Group, Inc.                                 2,361,000  15,054,390
    Daiwabo Holdings Co., Ltd.                                     785,000   1,938,970
#   DCM Holdings Co., Ltd.                                         469,480   4,212,827
    Dena Co., Ltd.                                                 209,500   4,681,136
    Denka Co., Ltd.                                              1,532,000   7,540,309
    Denki Kogyo Co., Ltd.                                          167,000     858,432
    Densan System Co., Ltd.                                          8,400     122,282
    Denso Corp.                                                    215,100   9,314,800
    Dentsu, Inc.                                                    84,600   3,910,134
    Denyo Co., Ltd.                                                 54,200     790,884
    Descente, Ltd.                                                 123,300   1,400,956
*   Dexerials Corp.                                                 65,100     715,233
    DIC Corp.                                                      282,900   8,760,615
    Digital Arts, Inc.                                              13,800     366,346
#   Digital Garage, Inc.                                            32,300     594,805
#   Dip Corp.                                                       66,700   1,363,383
    Disco Corp.                                                     37,800   4,826,453
    DKS Co., Ltd.                                                  195,000     678,299
#*  DLE, Inc.                                                       15,500      97,786
#   DMG Mori Co., Ltd.                                             548,400   7,493,824

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    DMW Corp.                                                        900 $   15,142
#   Don Quijote Holdings Co., Ltd.                                47,800  1,734,916
    Doshisha Co., Ltd.                                            63,300  1,213,702
    Doutor Nichires Holdings Co., Ltd.                           101,623  1,937,191
    Dowa Holdings Co., Ltd.                                      809,500  6,870,500
    Dream Incubator, Inc.                                          2,200     38,582
    DSB Co., Ltd.                                                 42,900    237,917
    DTS Corp.                                                     70,100  1,586,336
    Dunlop Sports Co., Ltd.                                       39,300    361,128
    Duskin Co., Ltd.                                             167,100  3,645,309
    Dvx, Inc.                                                      6,500     73,757
    DyDo Group Holdings, Inc.                                     26,000  1,372,187
    Dynic Corp.                                                   14,000     23,920
    Eagle Industry Co., Ltd.                                     101,000  1,355,655
#   Earth Chemical Co., Ltd.                                      17,400    744,659
    East Japan Railway Co.                                        68,500  6,203,162
    Ebara Corp.                                                  288,400  8,894,629
    Ebara Jitsugyo Co., Ltd.                                      20,300    243,184
    Eco's Co., Ltd.                                                3,800     42,114
#   EDION Corp.                                                  317,600  3,048,868
    EF-ON, Inc.                                                   15,400    135,738
#   eGuarantee, Inc.                                              14,100    340,800
#   Ehime Bank, Ltd. (The)                                       109,998  1,324,261
    Eidai Co., Ltd.                                               38,000    172,955
    Eighteenth Bank, Ltd. (The)                                  457,000  1,412,515
    Eiken Chemical Co., Ltd.                                      40,800  1,053,611
#   Eisai Co., Ltd.                                               33,500  1,846,543
    Eizo Corp.                                                    78,700  2,216,733
#   Elecom Co., Ltd.                                              57,000    967,980
#   Electric Power Development Co., Ltd.                          59,200  1,375,976
    Elematec Corp.                                                26,403    448,030
    EM Systems Co., Ltd.                                          20,100    295,858
    en-japan, Inc.                                                48,400    874,309
    Endo Lighting Corp.                                           43,200    344,515
    Enplas Corp.                                                  45,100  1,333,358
#*  Enshu, Ltd.                                                  100,000     89,476
    EPS Holdings, Inc.                                           113,600  1,439,573
#   eRex Co., Ltd.                                                 7,800    227,140
#   ES-Con Japan, Ltd.                                           166,900    567,333
    ESCRIT, Inc.                                                   3,800     20,690
*   Escrow Agent Japan Co., Ltd.                                   1,800     27,713
    ESPEC Corp.                                                   97,100  1,101,628
#*  euglena Co., Ltd.                                             12,200    127,406
    Excel Co., Ltd.                                               31,900    423,559
    Exedy Corp.                                                  129,600  3,509,443
#   Ezaki Glico Co., Ltd.                                         53,800  2,462,851
#   F-Tech, Inc.                                                  34,000    384,941
    F@N Communications, Inc.                                     100,100    651,167
    Faith, Inc.                                                   11,480    133,374
    FALCO HOLDINGS Co., Ltd.                                      21,700    288,299
    FamilyMart UNY Holdings Co., Ltd.                            117,883  7,468,978
    Fancl Corp.                                                   83,200  1,148,684
    FANUC Corp.                                                   26,200  5,143,757

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    Fast Retailing Co., Ltd.                                        11,900 $ 3,742,730
    FCC Co., Ltd.                                                  139,000   2,518,005
#*  FDK Corp.                                                      232,000     190,975
    Feed One Co., Ltd.                                             241,520     372,124
    Felissimo Corp.                                                  1,200      10,751
    Ferrotec Corp.                                                 139,900   2,006,361
    FIDEA Holdings Co., Ltd.                                       672,500   1,230,628
#   Fields Corp.                                                    63,300     694,362
#   Financial Products Group Co., Ltd.                             145,000   1,297,779
#   FINDEX, Inc.                                                    29,900     245,005
*   First Baking Co., Ltd.                                          12,000      13,695
    First Juken Co., Ltd.                                           13,900     174,803
    FJ Next Co., Ltd.                                               69,700     458,932
#*  Flight Holdings, IncFlight Holdings, Inc.                       23,800     253,937
    Foster Electric Co., Ltd.                                       91,700   1,435,192
    FP Corp.                                                        66,800   3,188,167
    France Bed Holdings Co., Ltd.                                   63,100     520,201
#   Freebit Co., Ltd.                                               26,700     216,974
    Freund Corp.                                                    10,000     132,342
    FTGroup Co., Ltd.                                               46,800     302,970
    Fudo Tetra Corp.                                               764,500   1,402,283
    Fuji Co., Ltd.                                                  47,900     996,772
    Fuji Corp.                                                       1,200      21,555
    Fuji Corp., Ltd.                                                97,800     651,992
    Fuji Electric Co., Ltd.                                      1,410,000   8,353,442
    Fuji Furukawa Engineering & Construction Co., Ltd.              10,000      30,362
    Fuji Heavy Industries, Ltd.                                    355,200  14,213,716
    Fuji Kiko Co., Ltd.                                             76,000     307,905
    Fuji Kosan Co., Ltd.                                            11,000      44,608
#   Fuji Kyuko Co., Ltd.                                            87,000     824,574
    Fuji Machine Manufacturing Co., Ltd.                           242,600   3,048,359
    Fuji Media Holdings, Inc.                                      119,300   1,728,494
*   Fuji Oil Co., Ltd.                                             249,700     893,883
    Fuji Oil Holdings, Inc.                                        184,300   3,689,123
    Fuji Pharma Co., Ltd.                                           23,000     562,545
    Fuji Seal International, Inc.                                  146,900   3,119,155
    Fuji Soft, Inc.                                                 92,600   2,277,673
    Fujibo Holdings, Inc.                                           44,600   1,327,738
    Fujicco Co., Ltd.                                               41,600     922,707
    FUJIFILM Holdings Corp.                                        223,275   8,646,378
    Fujikura Kasei Co., Ltd.                                        84,700     497,081
    Fujikura Rubber, Ltd.                                           72,100     419,638
    Fujikura, Ltd.                                               1,022,000   6,471,206
    Fujimi, Inc.                                                    56,800   1,246,897
    Fujimori Kogyo Co., Ltd.                                        45,600   1,198,998
#   Fujio Food System Co., Ltd.                                      4,100      95,515
#   Fujisash Co., Ltd.                                             427,500     382,256
    Fujishoji Co., Ltd.                                             26,800     282,548
#   Fujita Kanko, Inc.                                             144,000     451,832
    Fujitec Co., Ltd.                                              177,500   2,086,045
    Fujitsu Frontech, Ltd.                                          51,600     670,230
    Fujitsu General, Ltd.                                          187,000   3,678,646
    Fujitsu, Ltd.                                                3,467,292  20,151,741

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
JAPAN -- (Continued)
    Fujiya Co., Ltd.                                               253,000 $  504,232
    FuKoKu Co., Ltd.                                                26,300    215,411
    Fukuda Corp.                                                    70,000    686,862
    Fukuda Denshi Co., Ltd.                                          3,700    210,851
    Fukui Bank, Ltd. (The)                                         819,000  2,122,005
    Fukui Computer Holdings, Inc.                                   15,700    428,090
    Fukuoka Financial Group, Inc.                                1,745,600  7,705,585
    Fukushima Bank, Ltd. (The)                                     833,000    699,908
    Fukushima Industries Corp.                                      49,200  1,557,845
#   Fukuyama Transporting Co., Ltd.                                600,000  3,305,535
#   FULLCAST Holdings Co., Ltd..                                    53,900    450,076
    Fumakilla, Ltd.                                                 39,000    258,236
#   Funai Electric Co., Ltd.                                        85,400    685,453
    Funai Soken Holdings, Inc.                                      49,080    760,932
#   Furukawa Battery Co., Ltd. (The)                                72,000    478,077
    Furukawa Co., Ltd.                                             971,000  1,896,811
    Furukawa Electric Co., Ltd.                                    265,607  9,012,131
    Furuno Electric Co., Ltd.                                       98,400    651,131
    Furusato Industries, Ltd.                                       25,400    377,087
    Furuya Metal Co., Ltd.                                           1,400     22,324
    Fuso Chemical Co., Ltd.                                         44,600    986,832
    Fuso Pharmaceutical Industries, Ltd.                            29,899    750,457
    Futaba Corp.                                                   161,400  2,818,179
    Futaba Industrial Co., Ltd.                                    228,100  1,355,964
    Future Corp.                                                    73,700    517,783
    Fuyo General Lease Co., Ltd.                                    74,000  3,680,514
    G-7 Holdings, Inc.                                              15,300    277,285
    G-Tekt Corp.                                                    79,200  1,487,448
    Gakken Holdings Co., Ltd.                                      211,000    583,043
    Gakkyusha Co., Ltd.                                              7,600    101,506
#   GCA Corp.                                                       57,000    415,992
    Gecoss Corp.                                                    61,900    586,228
    Genki Sushi Co., Ltd.                                            7,700    148,761
#   Genky Stores, Inc.                                              16,000    875,583
    Geo Holdings Corp.                                             151,700  1,752,497
    Giken, Ltd.                                                     11,700    214,649
#   GLOBERIDE, Inc.                                                 39,799    651,727
    Glory, Ltd.                                                    153,500  4,795,640
    GMO Click Holdings, Inc.                                        13,300     95,630
    GMO internet, Inc.                                             180,600  2,621,742
#   GMO Payment Gateway, Inc.                                       31,700  1,576,675
    Godo Steel, Ltd.                                                51,400    870,539
#   Gokurakuyu Holdings Co., Ltd.                                   31,500    240,971
    Goldcrest Co., Ltd.                                             82,230  1,461,130
    Goldwin, Inc.                                                    3,700    170,745
    Golf Digest Online, Inc.                                        11,800     95,958
#   Gourmet Kineya Co., Ltd.                                        26,000    232,820
    Grandy House Corp.                                              41,500    153,902
    Gree, Inc.                                                     418,200  2,255,764
    GS Yuasa Corp.                                               1,324,000  5,481,677
#   GSI Creos Corp.                                                147,000    175,718
#   Gun-Ei Chemical Industry Co., Ltd.                              18,500    580,473
#*  GungHo Online Entertainment, Inc.                              608,800  1,321,977

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
JAPAN -- (Continued)
    Gunma Bank, Ltd. (The)                                       1,032,501 $5,632,073
    Gunze, Ltd.                                                    615,000  2,114,226
    Gurunavi, Inc.                                                  58,800  1,299,139
    H-One Co., Ltd.                                                 35,500    325,250
    H2O Retailing Corp.                                            308,360  5,103,460
#   HABA Laboratories, Inc.                                          2,300     83,988
    Hachijuni Bank, Ltd. (The)                                     991,500  5,835,915
    Hagihara Industries, Inc.                                       20,500    474,766
    Hagiwara Electric Co., Ltd.                                     10,500    197,540
    Hagoromo Foods Corp.                                             3,000     34,704
    Hakudo Co., Ltd.                                                 5,600     76,293
    Hakuhodo DY Holdings, Inc.                                     317,900  3,911,263
    Hakuto Co., Ltd.                                                56,600    514,185
    Halows Co., Ltd.                                                 9,600    196,168
#   Hamakyorex Co., Ltd.                                            66,300  1,272,108
    Hamamatsu Photonics K.K.                                        86,200  2,489,431
#   Haneda Zenith Holdings Co., Ltd.                                74,100    194,611
    Hankyu Hanshin Holdings, Inc.                                  271,200  9,201,783
    Hanwa Co., Ltd.                                                687,000  4,685,772
#   Happinet Corp.                                                  71,700    816,733
    Hard Off Corp. Co., Ltd.                                        27,800    289,108
    Harima Chemicals Group, Inc.                                    29,900    205,545
#   Harmonic Drive Systems, Inc.                                    29,200    880,102
    Haruyama Holdings, Inc.                                          6,500     52,750
    Haseko Corp.                                                   604,900  6,666,905
#*  Hayashikane Sangyo Co., Ltd.                                    21,599    164,714
    Hazama Ando Corp.                                              747,580  5,216,523
#   Hearts United Group Co., Ltd.                                   29,300    450,754
    Heiwa Corp.                                                    136,500  3,290,909
    Heiwa Real Estate Co., Ltd.                                    161,600  2,245,835
    Heiwado Co., Ltd.                                              127,900  2,947,328
#   Helios Techno Holdings Co., Ltd.                                18,600     95,457
    HI-LEX Corp.                                                    35,500    930,134
    Hibino Corp.                                                     1,400     51,916
    Hibiya Engineering, Ltd.                                        74,800  1,125,578
    Hiday Hidaka Corp.                                              32,275    768,211
    Hikari Tsushin, Inc.                                            22,100  2,019,591
#   Himaraya Co., Ltd.                                               6,000     45,535
    Hino Motors, Ltd.                                              378,500  3,993,313
    Hioki EE Corp.                                                  12,000    231,060
    Hirakawa Hewtech Corp.                                          10,200    116,755
    Hiramatsu, Inc.                                                 54,400    315,945
#   Hirata Corp.                                                    10,400    710,497
    Hirose Electric Co., Ltd.                                       10,500  1,366,877
    Hiroshima Bank, Ltd. (The)                                   1,213,000  5,667,399
    Hiroshima Gas Co., Ltd.                                         40,500    131,647
#   HIS Co., Ltd.                                                  150,976  4,028,989
    Hisaka Works, Ltd.                                              60,100    499,385
    Hisamitsu Pharmaceutical Co., Inc.                              42,300  2,208,090
    Hitachi Capital Corp.                                          221,300  5,681,079
    Hitachi Chemical Co., Ltd.                                     240,700  6,833,728
    Hitachi Construction Machinery Co., Ltd.                       345,400  7,943,387
    Hitachi High-Technologies Corp.                                145,600  6,236,641

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    Hitachi Koki Co., Ltd.                                         245,200 $ 1,882,971
    Hitachi Kokusai Electric, Inc.                                 119,200   2,677,043
    Hitachi Maxell, Ltd.                                            89,300   1,802,520
    Hitachi Metals, Ltd.                                           385,730   5,347,414
    Hitachi Transport System, Ltd.                                 150,100   3,063,405
    Hitachi Zosen Corp.                                            744,200   3,909,568
    Hitachi, Ltd.                                                5,597,000  32,045,359
    Hitachi, Ltd. ADR                                               86,823   4,950,647
    Hito Communications, Inc.                                       16,200     231,445
    Hochiki Corp.                                                   62,200     773,062
    Hodogaya Chemical Co., Ltd.                                     31,100     766,571
    Hogy Medical Co., Ltd.                                          31,800   1,941,600
    Hokkaido Electric Power Co., Inc.                              455,400   3,299,742
#   Hokkaido Gas Co., Ltd.                                         123,000     301,783
    Hokkan Holdings, Ltd.                                          121,000     494,498
    Hokko Chemical Industry Co., Ltd.                               51,000     212,773
    Hokkoku Bank, Ltd. (The)                                       984,000   3,751,700
    Hokuetsu Bank, Ltd. (The)                                       74,400   1,758,666
    Hokuetsu Industries Co., Ltd.                                   60,600     460,933
    Hokuetsu Kishu Paper Co., Ltd.                                 574,095   3,483,520
    Hokuhoku Financial Group, Inc.                                 330,800   5,667,243
    Hokuriku Electric Industry Co., Ltd.                           241,000     296,426
    Hokuriku Electric Power Co.                                    181,900   1,832,691
#   Hokuriku Electrical Construction Co., Ltd.                       2,000      15,672
    Hokuto Corp.                                                    70,900   1,282,911
    Honda Motor Co., Ltd.                                        1,287,400  38,311,600
    Honda Motor Co., Ltd. Sponsored ADR                            404,561  12,023,553
    Honda Tsushin Kogyo Co., Ltd.                                    5,800      65,743
    Honeys Co., Ltd.                                                60,230     576,364
#   Hoosiers Holdings                                              114,000     611,890
#   Horiba, Ltd.                                                    91,200   4,799,717
    Hoshizaki Corp.                                                 29,300   2,387,689
    Hosiden Corp.                                                  291,800   2,255,168
    Hosokawa Micron Corp.                                          138,000     967,446
#   Hotland Co., Ltd.                                               22,800     217,003
    House Foods Group, Inc.                                        170,000   3,648,010
#   Howa Machinery, Ltd.                                            55,700     361,486
    Hoya Corp.                                                     117,500   5,121,463
    Hulic Co., Ltd.                                                115,400   1,125,257
#   Hurxley Corp.                                                    3,300      32,058
    Hyakugo Bank, Ltd. (The)                                       927,000   3,807,593
    Hyakujushi Bank, Ltd. (The)                                    952,000   3,164,605
    I K K, Inc.                                                      5,800      36,552
    I-Net Corp.                                                     15,510     167,364
    I-O Data Device, Inc.                                           20,800     241,026
    Ibiden Co., Ltd.                                               472,705   6,722,952
    IBJ Leasing Co., Ltd.                                          119,200   2,610,035
*   IBJ, Inc.                                                       41,800     217,155
    Ichibanya Co., Ltd.                                             11,132     365,754
    Ichigo, Inc.                                                   464,400   1,506,669
    Ichiken Co., Ltd.                                               97,000     397,719
#   Ichikoh Industries, Ltd.                                       227,000     856,713
#   Ichinen Holdings Co., Ltd.                                      55,572     545,320

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    Ichiyoshi Securities Co., Ltd.                                  97,100 $   753,895
    Icom, Inc.                                                      19,100     384,992
    Idec Corp.                                                      65,100     668,292
    Idemitsu Kosan Co., Ltd.                                       227,000   7,019,169
#   IDOM, Inc.                                                     266,400   1,743,751
    Ihara Chemical Industry Co., Ltd.                               69,100     640,211
*   IHI Corp.                                                    3,756,000  10,114,190
    Iida Group Holdings Co., Ltd.                                  168,796   3,159,056
    Iino Kaiun Kaisha, Ltd.                                        366,800   1,497,951
#   IJT Technology Holdings Co., Ltd.                               25,660     115,532
#   Ikegami Tsushinki Co., Ltd.                                    267,000     377,912
#   Imagica Robot Holdings, Inc.                                    45,000     293,322
    Imasen Electric Industrial                                      63,900     565,580
    Imperial Hotel, Ltd.                                            15,100     279,167
    Inaba Denki Sangyo Co., Ltd.                                    69,000   2,446,391
#   Inaba Seisakusho Co., Ltd.                                      34,500     400,181
    Inabata & Co., Ltd.                                            178,700   2,039,042
    Inageya Co., Ltd.                                               48,600     659,908
    Ines Corp.                                                      71,500     729,549
    Infocom Corp.                                                   48,700     708,553
#   Infomart Corp.                                                  92,400     518,868
    Information Development Co.                                      7,350      77,343
    Information Services International-Dentsu, Ltd.                 41,400     762,436
    Innotech Corp.                                                  76,000     414,478
    Inpex Corp.                                                  1,036,100  10,167,443
    Intage Holdings, Inc.                                           39,000     725,017
    Internet Initiative Japan, Inc.                                131,400   2,113,192
    Inui Global Logistics Co., Ltd.                                 62,400     531,167
    Iriso Electronics Co., Ltd.                                     30,500   1,705,674
    Ise Chemicals Corp.                                             18,000      78,788
#   Iseki & Co., Ltd.                                              905,000   1,794,279
    Isetan Mitsukoshi Holdings, Ltd.                               442,140   5,171,832
*   Ishihara Sangyo Kaisha, Ltd.                                   152,300   1,242,716
    Ishii Iron Works Co., Ltd.                                       2,900      46,340
#   Ishizuka Glass Co., Ltd.                                        21,000      41,104
#   Istyle, Inc.                                                    84,700     579,704
    Isuzu Motors, Ltd.                                           1,020,400  13,691,629
    Itfor, Inc.                                                     50,900     275,923
    Ito En, Ltd.                                                    67,900   2,256,429
    ITOCHU Corp.                                                   806,500  11,110,262
    Itochu Enex Co., Ltd.                                          184,800   1,497,983
    Itochu Techno-Solutions Corp.                                   91,900   2,472,014
    Itochu-Shokuhin Co., Ltd.                                       13,600     522,525
*   Itoham Yonekyu Holdings, Inc.                                  356,646   3,158,710
    Itoki Corp.                                                    171,800   1,105,216
#   Ivy Cosmetics Corp.                                              2,100     157,629
    IwaiCosmo Holdings, Inc.                                        83,000     789,138
    Iwaki & Co., Ltd.                                               32,000      83,906
    Iwasaki Electric Co., Ltd.                                     292,000     494,330
    Iwatani Corp.                                                  741,000   4,128,260
*   Iwatsu Electric Co., Ltd.                                      423,000     328,960
#   Iyo Bank, Ltd. (The)                                           765,157   5,134,333
    Izumi Co., Ltd.                                                 59,800   2,535,683

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
#*  Izutsuya Co., Ltd.                                              20,399 $    71,745
    J Front Retailing Co., Ltd.                                    635,800   9,175,680
    J Trust Co., Ltd.                                              284,800   3,071,458
    J-Oil Mills, Inc.                                               44,900   1,556,353
    JAC Recruitment Co., Ltd.                                       27,900     337,516
    Jaccs Co., Ltd.                                                473,000   2,141,733
    Jafco Co., Ltd.                                                139,600   4,708,691
#   Jalux, Inc.                                                     18,200     332,998
#   Jamco Corp.                                                     35,800     798,584
*   Janome Sewing Machine Co., Ltd.                                 79,199     587,471
    Japan Airlines Co., Ltd.                                        94,800   3,018,732
#   Japan Airport Terminal Co., Ltd.                                59,800   2,138,024
    Japan Asia Group, Ltd.                                          85,000     325,714
#   Japan Aviation Electronics Industry, Ltd.                      208,000   2,545,148
#   Japan Cash Machine Co., Ltd.                                    13,100     175,263
#*  Japan Display, Inc.                                          1,671,200   4,537,311
#   Japan Drilling Co., Ltd.                                        36,400     770,585
    Japan Exchange Group, Inc.                                     315,000   4,682,027
    Japan Foundation Engineering Co., Ltd.                          87,000     266,540
    Japan Lifeline Co., Ltd.                                        48,300     907,366
#   Japan Material Co., Ltd.                                        34,600     521,603
    Japan Medical Dynamic Marketing, Inc.                           74,600     590,321
    Japan Oil Transportation Co., Ltd.                                 200       4,360
    Japan Petroleum Exploration Co., Ltd.                           65,000   1,460,115
#   Japan Property Management Center Co., Ltd.                      22,600     257,661
    Japan Pulp & Paper Co., Ltd.                                   225,000     730,587
    Japan Radio Co., Ltd.                                           54,300     630,491
    Japan Securities Finance Co., Ltd.                             357,500   1,917,727
    Japan Steel Works, Ltd. (The)                                  250,300   4,699,817
    Japan Tobacco, Inc.                                            248,700   8,021,952
    Japan Transcity Corp.                                           92,000     351,752
    Japan Wool Textile Co., Ltd. (The)                             206,900   1,620,148
    Jastec Co., Ltd.                                                12,500     117,708
    JBCC Holdings, Inc.                                             44,600     320,287
    JCU Corp.                                                       19,200     999,349
    Jeol, Ltd.                                                     361,000   1,811,458
    JFE Holdings, Inc.                                             630,508  11,036,470
    JGC Corp.                                                      306,900   5,327,594
    Jimoto Holdings, Inc.                                          206,400     348,975
    Jin Co., Ltd.                                                   29,500   1,503,084
    JK Holdings Co., Ltd.                                           25,000     131,941
    JMS Co., Ltd.                                                   48,000     139,965
    Joban Kosan Co., Ltd.                                            7,499     106,864
    Joshin Denki Co., Ltd.                                          83,000     771,808
    Joyful Honda Co., Ltd.                                          20,500     566,959
#   JP-Holdings, Inc.                                              118,900     275,426
    JSP Corp.                                                       34,000     788,978
    JSR Corp.                                                      363,700   6,233,595
    JTEKT Corp.                                                    377,600   6,201,544
    Juki Corp.                                                     128,799   1,385,761
#   Juroku Bank, Ltd. (The)                                      1,159,000   4,017,807
    Justsystems Corp.                                               62,100     681,687
#   JVC Kenwood Corp.                                              441,070   1,193,152

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    JX Holdings, Inc.                                            2,450,170 $11,554,940
    K&O Energy Group, Inc.                                          48,100     758,241
#   K's Holdings Corp.                                             225,740   4,073,599
    kabu.com Securities Co., Ltd.                                  461,600   1,574,701
    Kabuki-Za Co., Ltd.                                              1,000      45,341
*   Kadokawa Dwango                                                143,953   2,224,651
    Kaga Electronics Co., Ltd.                                      74,500   1,294,394
#   Kagome Co., Ltd.                                                 8,200     211,172
    Kajima Corp.                                                   402,000   2,801,873
#   Kakaku.com, Inc.                                               189,700   3,434,106
    Kaken Pharmaceutical Co., Ltd.                                  56,500   2,872,363
#   Kakiyasu Honten Co., Ltd.                                        2,800      49,012
#   Kameda Seika Co., Ltd.                                          32,600   1,530,538
    Kamei Corp.                                                     94,900   1,076,840
    Kamigumi Co., Ltd.                                             501,000   4,870,094
    Kanaden Corp.                                                   40,300     364,919
    Kanagawa Chuo Kotsu Co., Ltd.                                   54,000     348,068
    Kanamoto Co., Ltd.                                             111,600   2,904,137
    Kandenko Co., Ltd.                                             372,000   3,456,039
    Kaneka Corp.                                                   686,000   5,910,716
    Kaneko Seeds Co., Ltd.                                             900      11,802
    Kanematsu Corp.                                              1,741,000   3,066,523
    Kanematsu Electronics, Ltd.                                     24,400     565,659
*   Kansai Electric Power Co., Inc. (The)                          296,100   3,164,197
    Kansai Paint Co., Ltd.                                         162,000   3,146,997
#   Kansai Super Market, Ltd.                                        1,500      19,532
    Kansai Urban Banking Corp.                                     110,800   1,451,567
    Kanto Denka Kogyo Co., Ltd.                                    226,000   2,149,026
    Kao Corp.                                                      101,100   5,002,902
#   Kappa Create Co., Ltd.                                          24,800     290,976
    Kasai Kogyo Co., Ltd.                                          100,600   1,161,716
    Katakura & Co-op Agri Corp.                                     20,000      41,955
    Katakura Industries Co., Ltd.                                   97,800   1,143,702
    Kato Sangyo Co., Ltd.                                           78,100   1,875,853
    Kato Works Co., Ltd.                                            29,826     796,119
    KAWADA TECHNOLOGIES, Inc.                                       18,100   1,299,224
    Kawai Musical Instruments Manufacturing Co., Ltd.               22,400     445,434
    Kawakin Holdings Co., Ltd.                                      10,000      31,302
    Kawasaki Heavy Industries, Ltd.                              2,604,000   8,148,438
    Kawasaki Kinkai Kisen Kaisha, Ltd.                              28,000      74,049
#   Kawasaki Kisen Kaisha, Ltd.                                  3,226,000   7,844,218
    Kawasumi Laboratories, Inc.                                     43,900     260,320
    KDDI Corp.                                                     620,700  16,677,203
    Keihan Holdings Co., Ltd.                                      828,000   5,515,296
    Keihanshin Building Co., Ltd.                                  130,000     690,697
    Keihin Co., Ltd.                                               107,000     145,023
    Keihin Corp.                                                   189,900   3,360,664
    Keikyu Corp.                                                   205,000   2,404,022
    Keio Corp.                                                     257,000   2,112,437
    Keisei Electric Railway Co., Ltd.                              116,500   2,758,287
    Keiyo Bank, Ltd. (The)                                         929,000   4,275,316
#   Keiyo Co., Ltd.                                                118,900     604,601
#   Kenedix, Inc.                                                  436,300   1,630,971

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
JAPAN -- (Continued)
    Kenko Mayonnaise Co., Ltd.                                    40,600 $ 1,082,936
    Kewpie Corp.                                                 143,900   3,597,056
    Key Coffee, Inc.                                              39,400     737,658
    Keyence Corp.                                                  9,810   3,809,881
#   KFC Holdings Japan, Ltd.                                      21,600     373,897
*   KI Holdings Co., Ltd.                                         20,000      58,312
    Kikkoman Corp.                                               101,050   3,181,184
    Kimoto Co., Ltd.                                             158,700     348,289
    Kimura Chemical Plants Co., Ltd.                              20,500      63,171
    Kimura Unity Co., Ltd.                                         2,000      21,281
    Kinden Corp.                                                 336,300   4,271,411
    King Jim Co., Ltd.                                             3,500      26,438
#   Kinki Sharyo Co., Ltd.                                        15,500     359,398
*   Kintetsu Department Store Co., Ltd.                           57,000     179,605
    Kintetsu Group Holdings Co., Ltd.                            794,000   3,052,340
    Kintetsu World Express, Inc.                                 115,800   1,594,709
    Kirin Holdings Co., Ltd.                                     670,780  10,991,217
    Kirindo Holdings Co., Ltd.                                     6,600      49,928
    Kissei Pharmaceutical Co., Ltd.                              116,000   2,845,772
    Kita-Nippon Bank, Ltd. (The)                                  25,300     694,114
    Kitagawa Iron Works Co., Ltd.                                 35,700     776,029
    Kitamura Co., Ltd.                                               900       6,221
    Kitano Construction Corp.                                    137,000     388,246
#   Kito Corp.                                                    84,800     949,560
    Kitz Corp.                                                   385,700   2,349,226
    Kiyo Bank, Ltd. (The)                                        248,400   3,956,498
#*  KLab, Inc.                                                   135,000     747,518
*   KNT-CT Holdings Co., Ltd.                                    407,000     525,750
    Koa Corp.                                                    116,800   1,369,657
    Koatsu Gas Kogyo Co., Ltd.                                    42,000     272,903
    Kobayashi Pharmaceutical Co., Ltd.                            42,400   1,889,668
    Kobe Bussan Co., Ltd.                                         23,900     773,040
*   Kobe Electric Railway Co., Ltd.                               51,000     173,440
#*  Kobe Steel, Ltd.                                             815,682   7,934,056
    Kobelco Eco-Solutions Co., Ltd.                               32,000     141,736
    Kogi Corp.                                                    13,000      30,704
    Kohnan Shoji Co., Ltd.                                        82,400   1,536,591
    Kohsoku Corp.                                                 17,000     163,136
    Koike Sanso Kogyo Co., Ltd.                                   40,000     106,006
    Koito Manufacturing Co., Ltd.                                151,300   8,025,805
*   Kojima Co., Ltd.                                             130,400     315,300
#   Kokusai Co., Ltd.                                             17,300     130,287
    Kokuyo Co., Ltd.                                             347,864   4,295,594
    KOMAIHALTEC, Inc.                                             13,400     250,154
    Komatsu Seiren Co., Ltd.                                     132,500     847,670
    Komatsu Wall Industry Co., Ltd.                                7,700     131,981
    Komatsu, Ltd.                                                663,200  15,703,658
#   Komehyo Co., Ltd.                                             28,600     320,070
    Komeri Co., Ltd.                                             123,600   2,910,434
    Komori Corp.                                                 245,400   3,369,834
    Konaka Co., Ltd.                                              79,380     409,620
    Konami Holdings Corp.                                        173,162   6,924,625
#   Kondotec, Inc.                                                40,700     308,613

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    Konica Minolta, Inc.                                           968,000 $10,027,544
    Konishi Co., Ltd.                                              100,900   1,168,742
    Konoike Transport Co., Ltd.                                     91,100   1,201,765
    Konoshima Chemical Co., Ltd.                                    17,500     194,752
#*  Kosaido Co., Ltd.                                                  600       2,169
    Kose Corp.                                                      49,800   4,240,876
    Kosei Securities Co., Ltd. (The)                               168,000     287,435
#   Koshidaka Holdings Co., Ltd.                                    18,500     379,612
    Kotobuki Spirits Co., Ltd.                                      33,000     798,959
#   Kourakuen Holdings Corp.                                         8,900     127,958
    Krosaki Harima Corp.                                           217,000     764,635
    KRS Corp.                                                       25,700     557,333
#   KU Holdings Co., Ltd.                                           15,600     119,076
    Kubota Corp.                                                    86,000   1,367,165
    Kubota Corp. Sponsored ADR                                      43,382   3,440,193
    Kumagai Gumi Co., Ltd.                                       1,509,000   4,327,039
#   Kumiai Chemical Industry Co., Ltd.                              53,000     309,628
    Kura Corp.                                                      30,500   1,272,053
    Kurabo Industries, Ltd.                                        764,000   1,589,423
    Kuraray Co., Ltd.                                              736,900  11,679,855
    Kureha Corp.                                                    61,600   2,612,463
    Kurimoto, Ltd.                                                  46,800     976,219
    Kurita Water Industries, Ltd.                                  200,400   4,753,836
    Kuriyama Holdings Corp.                                         17,500     285,353
    Kuroda Electric Co., Ltd.                                      122,300   2,522,701
    Kusuri no Aoki Holdings Co., Ltd.                               23,400     999,956
    KYB Corp.                                                      901,000   4,386,875
    Kyocera Corp.                                                  147,030   7,654,494
    Kyocera Corp. Sponsored ADR                                     57,109   3,123,862
    Kyodo Printing Co., Ltd.                                       250,000     884,356
    Kyoei Steel, Ltd.                                               94,600   1,907,711
    Kyokuto Boeki Kaisha, Ltd.                                     113,796     244,031
    Kyokuto Kaihatsu Kogyo Co., Ltd.                               129,800   1,867,347
    Kyokuto Securities Co., Ltd.                                    72,600   1,051,013
#   Kyokuyo Co., Ltd.                                               25,300     609,922
    KYORIN Holdings, Inc.                                          133,300   2,924,543
#   Kyoritsu Maintenance Co., Ltd.                                  53,687   3,501,692
    Kyoritsu Printing Co., Ltd.                                    117,600     341,662
    Kyosan Electric Manufacturing Co., Ltd.                        164,000     587,019
    Kyowa Electronics Instruments Co., Ltd.                         69,100     250,770
    Kyowa Exeo Corp.                                               243,200   3,598,893
    Kyowa Hakko Kirin Co., Ltd.                                    201,400   2,727,254
    Kyowa Leather Cloth Co., Ltd.                                   23,900     187,970
    Kyudenko Corp.                                                 133,200   3,614,488
    Kyushu Electric Power Co., Inc.                                177,500   1,981,244
    Kyushu Financial Group, Inc.                                   833,900   5,745,711
#   LAC Co., Ltd.                                                   36,700     389,434
    Land Business Co., Ltd.                                         11,900      30,030
#*  Laox Co., Ltd.                                                 109,599     677,204
    Lasertec Corp.                                                  63,600   1,326,616
#   Lawson, Inc.                                                    34,400   2,510,954
#   LEC, Inc.                                                       21,200     690,894
    Leopalace21 Corp.                                              772,100   4,422,927

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    Life Corp.                                                      33,800 $   977,352
    Like Co., Ltd.                                                   9,300     201,321
#   Linical Co., Ltd.                                               20,800     239,289
#   Link And Motivation, Inc.                                      110,800     437,423
    Lintec Corp.                                                   182,400   4,082,121
    Lion Corp.                                                     360,000   6,261,567
#*  Livesense, Inc.                                                 10,800      42,874
    LIXIL Group Corp.                                              365,919   8,543,731
    Lonseal Corp.                                                    3,200      66,132
    Look, Inc.                                                     102,000     161,829
#*  M&A Capital Partners Co., Ltd.                                  15,100     551,494
    M3, Inc.                                                        79,100   2,125,159
#   Mabuchi Motor Co., Ltd.                                         32,900   1,691,202
    Macnica Fuji Electronics Holdings, Inc.                        137,350   1,935,104
    Maeda Corp.                                                    426,000   3,713,727
    Maeda Kosen Co., Ltd.                                           55,600     638,274
    Maeda Road Construction Co., Ltd.                              189,000   3,267,013
    Maezawa Kasei Industries Co., Ltd.                              57,200     608,301
    Maezawa Kyuso Industries Co., Ltd.                              20,000     270,243
    Makino Milling Machine Co., Ltd.                               450,000   3,937,627
    Makita Corp.                                                    92,800   6,445,587
    Makita Corp. Sponsored ADR                                       5,919     403,676
    Mamezou Holdings Co., Ltd.                                      20,400     182,569
#   Mamiya-Op Co., Ltd.                                             16,299     178,095
    Mandom Corp.                                                    31,800   1,500,977
    Mani, Inc.                                                      20,600     497,418
    Mars Engineering Corp.                                          29,100     558,227
    Marubeni Corp.                                               2,184,859  13,293,645
    Marubun Corp.                                                   57,400     351,664
    Marudai Food Co., Ltd.                                         456,000   1,979,980
    Marufuji Sheet Piling Co., Ltd.                                 16,000      37,999
    Maruha Nichiro Corp.                                           212,382   5,874,287
    Marui Group Co., Ltd.                                          342,200   4,892,962
    Maruichi Steel Tube, Ltd.                                       51,200   1,716,875
    Maruka Machinery Co., Ltd.                                      19,800     311,677
    Marusan Securities Co., Ltd.                                   127,800   1,079,090
    Maruwa Co., Ltd.                                                34,300   1,127,943
#   Maruwa Unyu Kikan Co., Ltd.                                     14,000     336,056
    Maruyama Manufacturing Co., Inc.                               133,000     228,657
#*  Maruzen CHI Holdings Co., Ltd.                                   6,400      20,116
    Maruzen Showa Unyu Co., Ltd.                                   166,000     658,543
#   Marvelous, Inc.                                                 63,700     477,125
    Matsuda Sangyo Co., Ltd.                                        45,062     606,462
    Matsui Construction Co., Ltd.                                   75,400     720,646
#   Matsui Securities Co., Ltd.                                    166,900   1,429,191
    Matsumotokiyoshi Holdings Co., Ltd.                             84,300   4,191,075
#   Matsuya Co., Ltd.                                               61,200     528,612
    Matsuya Foods Co., Ltd.                                         26,000     947,365
    Max Co., Ltd.                                                   73,000     996,748
    Maxvalu Nishinihon Co., Ltd.                                     1,700      25,525
#   Maxvalu Tokai Co., Ltd.                                         17,300     299,300
    Mazda Motor Corp.                                            1,172,000  17,247,287
    McDonald's Holdings Co. Japan, Ltd.                             44,700   1,175,197

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    MCJ Co., Ltd.                                                  142,200 $ 1,457,681
    Mebuki Financial Group, Inc.                                 1,988,550   7,636,585
#   MEC Co., Ltd.                                                   44,400     403,763
    Media Do Co., Ltd.                                               2,600      35,559
    Medical System Network Co., Ltd.                                50,700     186,351
    Medipal Holdings Corp.                                         354,100   5,739,078
#   Megachips Corp.                                                 43,100   1,048,721
#   Megmilk Snow Brand Co., Ltd.                                   159,000   4,173,211
    Meidensha Corp.                                                777,000   2,646,558
    MEIJI Holdings Co., Ltd.                                       124,620   9,652,617
    Meiji Shipping Co., Ltd.                                        32,900     124,903
#*  Meiko Electronics Co., Ltd.                                     83,300     576,846
    Meiko Network Japan Co., Ltd.                                   79,700     883,303
    Meisei Industrial Co., Ltd.                                    157,000     839,072
    Meitec Corp.                                                    57,900   2,174,117
    Meito Sangyo Co., Ltd.                                          18,800     232,712
#   Meiwa Corp.                                                     72,700     252,496
    Meiwa Estate Co., Ltd.                                          52,200     339,542
    Melco Holdings, Inc.                                            37,600   1,080,754
    Menicon Co., Ltd.                                               21,100     628,277
    Mesco, Inc.                                                      6,000      60,619
    METAWATER Co., Ltd.                                             10,700     263,939
#   Michinoku Bank, Ltd. (The)                                     758,091   1,280,057
#   Micronics Japan Co., Ltd.                                      103,100   1,015,006
    Mie Bank, Ltd. (The)                                            42,400     876,302
    Mie Kotsu Group Holdings, Inc.                                  47,500     164,872
    Mikuni Corp.                                                    31,200     108,880
    Milbon Co., Ltd.                                                18,136     793,379
    Mimaki Engineering Co., Ltd.                                    47,300     290,882
    Mimasu Semiconductor Industry Co., Ltd.                         81,800   1,318,881
    Minato Bank, Ltd. (The)                                         65,800   1,228,237
#   MINEBEA MITSUMI, Inc.                                        1,038,826  10,327,073
    Ministop Co., Ltd.                                              65,300   1,172,864
    Miraca Holdings, Inc.                                           89,600   4,083,572
    Miraial Co., Ltd.                                                2,100      17,971
#   Mirait Holdings Corp.                                          259,730   2,366,127
    Miroku Jyoho Service Co., Ltd.                                  48,700     728,611
    Misawa Homes Co., Ltd.                                         115,000   1,087,578
    MISUMI Group, Inc.                                             200,700   3,749,829
    Mitani Corp.                                                    31,400     909,145
    Mitani Sekisan Co., Ltd.                                         1,300      33,854
    Mito Securities Co., Ltd.                                      235,000     641,010
    Mitsuba Corp.                                                  144,000   2,507,773
    Mitsubishi Chemical Holdings Corp.                           3,644,360  25,419,233
    Mitsubishi Corp.                                               814,300  18,395,112
    Mitsubishi Electric Corp.                                    1,199,000  18,247,178
    Mitsubishi Estate Co., Ltd.                                    189,073   3,598,801
    Mitsubishi Gas Chemical Co., Inc.                              444,000   8,516,075
    Mitsubishi Heavy Industries, Ltd.                            3,745,000  16,823,212
    Mitsubishi Kakoki Kaisha, Ltd.                                 103,000     199,656
    Mitsubishi Logistics Corp.                                     272,000   3,869,161
    Mitsubishi Materials Corp.                                     359,120  12,254,981
#   Mitsubishi Motors Corp.                                      1,756,400   9,514,669

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
JAPAN -- (Continued)
    Mitsubishi Nichiyu Forklift Co., Ltd.                           144,000 $ 1,033,719
*   Mitsubishi Paper Mills, Ltd.                                    105,400     732,920
#   Mitsubishi Pencil Co., Ltd.                                      33,700   1,806,109
    Mitsubishi Research Institute, Inc.                              15,100     436,821
    Mitsubishi Shokuhin Co., Ltd.                                    46,200   1,377,389
    Mitsubishi Steel Manufacturing Co., Ltd.                        603,000   1,375,697
    Mitsubishi Tanabe Pharma Corp.                                  169,800   3,405,703
    Mitsubishi UFJ Financial Group, Inc.                          6,194,700  39,667,895
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR            1,791,677  11,448,816
    Mitsubishi UFJ Lease & Finance Co., Ltd.                      1,242,200   6,621,490
    Mitsuboshi Belting, Ltd.                                        142,000   1,235,707
    Mitsui & Co., Ltd.                                              644,200   9,454,200
    Mitsui & Co., Ltd. Sponsored ADR                                 15,092   4,437,048
    Mitsui Chemicals, Inc.                                        2,573,065  12,100,059
    Mitsui Engineering & Shipbuilding Co., Ltd.                   3,272,000   5,292,966
    Mitsui Fudosan Co., Ltd.                                        283,000   6,533,674
    Mitsui High-Tec, Inc.                                           106,100     817,678
    Mitsui Home Co., Ltd.                                            84,000     414,773
    Mitsui Matsushima Co., Ltd.                                      59,000     719,944
    Mitsui Mining & Smelting Co., Ltd.                            2,415,000   6,752,818
    Mitsui OSK Lines, Ltd.                                        2,636,000   8,376,911
    Mitsui Sugar Co., Ltd.                                           61,300   1,363,335
    Mitsui-Soko Holdings Co., Ltd.                                  463,000   1,383,222
#   Mitsumura Printing Co., Ltd.                                     15,000      34,351
    Mitsuuroko Group Holdings Co., Ltd.                              72,500     456,680
    Miura Co., Ltd.                                                  46,400     735,681
#   Miyaji Engineering Group, Inc.                                  263,000     449,075
    Miyazaki Bank, Ltd. (The)                                       584,000   1,937,107
    Miyoshi Oil & Fat Co., Ltd.                                     274,000     344,483
    Mizuho Financial Group, Inc.                                 16,662,060  30,917,901
    Mizuno Corp.                                                    407,605   2,107,338
    Mochida Pharmaceutical Co., Ltd.                                 29,399   2,111,858
#   Modec, Inc.                                                      74,200   1,239,928
    Monex Group, Inc.                                               764,700   2,018,871
#   Money Partners Group Co., Ltd.                                   50,600     239,375
#   Monogatari Corp. (The)                                           22,300     807,897
#   MonotaRO Co., Ltd.                                               97,000   2,545,860
    MORESCO Corp.                                                    27,300     418,704
    Morinaga & Co., Ltd.                                            112,800   4,880,950
    Morinaga Milk Industry Co., Ltd.                                821,000   5,663,902
    Morita Holdings Corp.                                            86,100   1,219,700
#   Morito Co., Ltd.                                                 19,900     165,931
#   Morozoff, Ltd.                                                   74,000     331,605
    Mory Industries, Inc.                                            15,400     282,629
#   Mr Max Corp.                                                     60,400     217,850
    MS&AD Insurance Group Holdings, Inc.                            262,374   8,777,331
    MTI, Ltd.                                                       136,200     870,212
#   Mugen Estate Co., Ltd.                                           47,600     317,421
    Murata Manufacturing Co., Ltd.                                   62,340   8,396,220
    Musashi Seimitsu Industry Co., Ltd.                             106,500   2,931,668
    Musashino Bank, Ltd. (The)                                      111,900   3,307,657
    Mutoh Holdings Co., Ltd.                                         93,000     210,996
#   N Field Co., Ltd.                                                16,500     212,952

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
#   Nabtesco Corp.                                                 196,600 $ 5,127,507
#   NAC Co., Ltd.                                                   36,100     310,842
#   Nachi-Fujikoshi Corp.                                          733,000   3,592,062
    Nafco Co., Ltd.                                                    200       3,217
    Nagaileben Co., Ltd.                                            17,200     389,492
#   Nagano Bank, Ltd. (The)                                         31,200     553,930
    Nagano Keiki Co., Ltd.                                          16,900     105,801
    Nagase & Co., Ltd.                                             397,300   5,444,765
    Nagatanien Holdings Co., Ltd.                                   40,000     504,248
    Nagawa Co., Ltd.                                                 2,700     105,787
    Nagoya Railroad Co., Ltd.                                      769,000   3,785,556
*   Naigai Co., Ltd.                                               122,000      66,899
    Naigai Trans Line, Ltd.                                          6,700      65,072
    Nakabayashi Co., Ltd.                                          120,000     285,746
    Nakamuraya Co., Ltd.                                             4,700     209,471
    Nakanishi, Inc.                                                 28,700   1,110,172
    Nakano Corp.                                                    33,800     167,257
*   Nakayama Steel Works, Ltd.                                      96,500     649,869
    Namura Shipbuilding Co., Ltd.                                  226,248   1,505,999
    Nankai Electric Railway Co., Ltd.                              570,000   2,818,968
    Nanto Bank, Ltd. (The)                                          88,700   3,571,865
    Natori Co., Ltd.                                                17,800     285,108
    NDS Co., Ltd.                                                    8,100     207,580
    NEC Capital Solutions, Ltd.                                     31,900     495,231
    NEC Corp.                                                    5,938,800  13,706,762
    NEC Networks & System Integration Corp.                         87,400   1,592,183
    NET One Systems Co., Ltd.                                      291,700   1,991,378
    Neturen Co., Ltd.                                              123,100     980,717
#*  New Japan Chemical Co., Ltd.                                    57,600      80,502
*   New Japan Radio Co., Ltd.                                       65,400     225,515
#   Nexon Co., Ltd.                                                109,900   1,673,250
#   Next Co., Ltd.                                                 117,700     795,393
#   Nexyz Group Corp.                                               13,100     173,909
    NGK Insulators, Ltd.                                           155,000   3,039,176
    NGK Spark Plug Co., Ltd.                                       328,400   7,396,611
    NH Foods, Ltd.                                                 245,000   6,667,866
    NHK Spring Co., Ltd.                                           570,300   5,746,746
    Nice Holdings, Inc.                                            267,000     361,441
#   Nichi-iko Pharmaceutical Co., Ltd.                             155,550   2,271,000
    Nichia Steel Works, Ltd.                                        41,000     102,888
    Nichias Corp.                                                  425,000   4,358,772
    Nichiban Co., Ltd.                                              73,000     554,153
    Nichicon Corp.                                                 215,200   2,023,894
    Nichiden Corp.                                                   9,200     263,563
    Nichiha Corp.                                                   95,300   2,444,440
#   NichiiGakkan Co., Ltd.                                         123,400     890,949
    Nichimo Co., Ltd.                                               48,000      74,825
    Nichirei Corp.                                                 389,499   7,927,940
    Nichireki Co., Ltd.                                             94,600     770,671
    Nichirin Co., Ltd.                                              14,400     216,823
    Nidec Corp.                                                     40,978   3,847,548
    Nidec Corp. Sponsored ADR                                       20,578     481,628
    Nifco, Inc.                                                    118,700   5,976,559

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
JAPAN -- (Continued)
    Nihon Chouzai Co., Ltd.                                         26,160 $  988,502
    Nihon Dempa Kogyo Co., Ltd.                                     75,300    594,908
    Nihon Eslead Corp.                                              24,200    300,935
    Nihon Flush Co., Ltd.                                           19,900    229,015
    Nihon House Holdings Co., Ltd.                                 169,300    765,092
    Nihon Kagaku Sangyo Co., Ltd.                                   11,000    130,007
    Nihon Kohden Corp.                                             113,800  2,611,253
    Nihon M&A Center, Inc.                                         110,600  3,225,712
#   Nihon Nohyaku Co., Ltd.                                        210,700  1,146,173
    Nihon Parkerizing Co., Ltd.                                    187,300  2,293,935
#   Nihon Plast Co., Ltd.                                           45,600    411,742
    Nihon Tokushu Toryo Co., Ltd.                                   39,300    611,187
    Nihon Trim Co., Ltd.                                            17,900    638,210
    Nihon Unisys, Ltd.                                             214,900  2,776,711
    Nihon Yamamura Glass Co., Ltd.                                 358,000    652,174
    Nikkiso Co., Ltd.                                              250,000  2,323,312
    Nikko Co., Ltd.                                                 13,500    260,104
    Nikkon Holdings Co., Ltd.                                      228,700  4,734,217
    Nikon Corp.                                                    298,100  4,811,105
    Nintendo Co., Ltd.                                              10,900  2,231,031
    Nippi, Inc.                                                     23,000    174,604
    Nippo Corp.                                                    184,000  3,478,509
    Nippon Air Conditioning Services Co., Ltd.                      12,600     68,986
    Nippon Beet Sugar Manufacturing Co., Ltd.                       54,700  1,113,868
    Nippon Carbide Industries Co., Inc.                            329,000    440,045
#   Nippon Carbon Co., Ltd.                                        499,000  1,214,188
    Nippon Ceramic Co., Ltd.                                        12,000    221,372
    Nippon Chemi-Con Corp.                                         505,000  1,164,529
    Nippon Chemical Industrial Co., Ltd.                           249,000    528,708
    Nippon Chemiphar Co., Ltd.                                       7,400    368,630
    Nippon Chutetsukan K.K.                                         36,000     63,110
    Nippon Coke & Engineering Co., Ltd.                            845,100    816,443
    Nippon Commercial Development Co., Ltd.                         24,500    426,842
#   Nippon Concrete Industries Co., Ltd.                           206,200    627,647
*   Nippon Denko Co., Ltd.                                         548,250  1,578,014
    Nippon Densetsu Kogyo Co., Ltd.                                 87,000  1,433,141
    Nippon Electric Glass Co., Ltd.                              1,099,000  6,326,411
    Nippon Express Co., Ltd.                                     1,015,000  5,369,427
    Nippon Felt Co., Ltd.                                           15,100     68,214
    Nippon Filcon Co., Ltd.                                         18,800     95,703
    Nippon Fine Chemical Co., Ltd.                                  31,800    251,694
    Nippon Flour Mills Co., Ltd.                                   256,800  3,639,336
    Nippon Gas Co., Ltd.                                           126,700  3,637,367
    Nippon Hume Corp.                                               87,600    543,823
    Nippon Kanzai Co., Ltd.                                         21,800    338,371
    Nippon Kayaku Co., Ltd.                                        418,000  5,463,054
*   Nippon Kinzoku Co., Ltd.                                        21,600    260,805
    Nippon Kodoshi Corp.                                            11,200     88,340
    Nippon Koei Co., Ltd.                                           55,000  1,239,476
#   Nippon Koshuha Steel Co., Ltd.                                 328,000    249,528
    Nippon Light Metal Holdings Co., Ltd.                        2,276,000  5,559,433
    Nippon Paint Holdings Co., Ltd.                                 79,900  2,330,648
#   Nippon Paper Industries Co., Ltd.                              356,202  6,521,393

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    Nippon Parking Development Co., Ltd.                           479,400 $   650,228
    Nippon Pillar Packing Co., Ltd.                                 86,500   1,048,308
    Nippon Piston Ring Co., Ltd.                                    25,100     468,511
    Nippon Rietec Co., Ltd.                                          3,000      31,328
    Nippon Road Co., Ltd. (The)                                    290,000   1,181,477
    Nippon Seiki Co., Ltd.                                         105,000   2,261,854
    Nippon Seisen Co., Ltd.                                         65,000     362,905
#*  Nippon Sharyo, Ltd.                                            264,000     645,077
*   Nippon Sheet Glass Co., Ltd.                                   229,200   1,885,044
    Nippon Shinyaku Co., Ltd.                                       13,400     696,830
    Nippon Shokubai Co., Ltd.                                       73,200   5,044,869
    Nippon Signal Co., Ltd.                                        212,400   2,014,268
    Nippon Soda Co., Ltd.                                          547,000   2,660,171
    Nippon Steel & Sumikin Bussan Corp.                             69,000   2,839,627
    Nippon Steel & Sumitomo Metal Corp.                            733,614  17,722,312
    Nippon Suisan Kaisha, Ltd.                                   1,418,600   6,984,775
    Nippon Systemware Co., Ltd.                                     29,300     440,887
    Nippon Telegraph & Telephone Corp.                              80,600   3,560,287
    Nippon Telegraph & Telephone Corp. ADR                          76,500   3,379,005
    Nippon Thompson Co., Ltd.                                      255,600   1,191,614
    Nippon Tungsten Co., Ltd.                                       31,000      50,038
    Nippon Valqua Industries, Ltd.                                  34,000     537,467
    Nippon View Hotel Co., Ltd.                                      3,500      43,933
    Nippon Yakin Kogyo Co., Ltd.                                   347,800     584,441
    Nippon Yusen K.K.                                            4,877,309  10,313,887
    Nipro Corp.                                                    638,100   7,153,347
*   Nishi-Nippon Financial Holdings, Inc.                          468,514   4,913,068
    Nishi-Nippon Railroad Co., Ltd.                                648,000   2,867,281
    Nishimatsu Construction Co., Ltd.                            1,264,000   6,320,648
    Nishimatsuya Chain Co., Ltd.                                    99,400   1,242,887
    Nishio Rent All Co., Ltd.                                       61,600   1,756,242
#   Nissan Chemical Industries, Ltd.                               192,700   6,880,556
    Nissan Motor Co., Ltd.                                       3,081,900  30,489,746
    Nissan Shatai Co., Ltd.                                        182,800   1,731,957
    Nissan Tokyo Sales Holdings Co., Ltd.                           69,300     208,610
    Nissei ASB Machine Co., Ltd.                                    35,600     687,943
    Nissei Build Kogyo Co., Ltd.                                   294,000   1,493,092
    Nissei Plastic Industrial Co., Ltd.                             57,800     529,899
#   Nissha Printing Co., Ltd.                                      118,400   3,251,355
    Nisshin Fudosan Co.                                            111,300     520,557
    Nisshin Oillio Group, Ltd. (The)                               676,000   3,193,425
    Nisshin Seifun Group, Inc.                                     293,445   4,464,033
#   Nisshin Steel Co., Ltd.                                        374,674   5,076,708
    Nisshinbo Holdings, Inc.                                       583,200   5,555,663
    Nissin Corp.                                                   233,000     719,417
    Nissin Electric Co., Ltd.                                      165,300   1,980,664
    Nissin Foods Holdings Co., Ltd.                                 30,775   1,624,096
    Nissin Kogyo Co., Ltd.                                         172,200   2,844,921
    Nissin Sugar Co., Ltd.                                          43,000     642,074
    Nissui Pharmaceutical Co., Ltd.                                 52,700     609,484
#   Nitori Holdings Co., Ltd.                                       32,300   3,619,915
    Nitta Corp.                                                     46,200   1,255,150
#   Nitta Gelatin, Inc.                                             36,200     241,316

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    Nittan Valve Co., Ltd.                                          27,500 $   100,400
    Nittetsu Mining Co., Ltd.                                       23,300   1,175,513
    Nitto Boseki Co., Ltd.                                         428,000   1,716,686
    Nitto Denko Corp.                                              130,200  10,302,250
#   Nitto FC Co., Ltd.                                              12,700     104,709
    Nitto Kogyo Corp.                                              108,200   1,476,851
    Nitto Kohki Co., Ltd.                                           26,200     582,091
    Nitto Seiko Co., Ltd.                                           50,900     185,233
    Nittoc Construction Co., Ltd.                                  114,949     463,212
    Nittoku Engineering Co., Ltd.                                   46,200     736,073
    NJS Co., Ltd.                                                    9,000     109,185
    Noda Corp.                                                       7,800      50,178
    NOF Corp.                                                      409,000   4,284,480
    Nohmi Bosai, Ltd.                                               77,900   1,169,989
    Nojima Corp.                                                   103,400   1,138,235
    NOK Corp.                                                      324,000   6,584,383
    Nomura Co., Ltd.                                                86,000   1,495,450
    Nomura Holdings, Inc.                                        1,804,200  11,183,976
    Nomura Holdings, Inc. Sponsored ADR                            389,917   2,409,687
    Nomura Real Estate Holdings, Inc.                              445,900   7,669,608
    Nomura Research Institute, Ltd.                                 79,695   2,723,048
    Noritake Co., Ltd.                                              41,400   1,062,349
#   Noritsu Koki Co., Ltd.                                          94,900     775,868
    Noritz Corp.                                                   118,200   2,027,238
    North Pacific Bank, Ltd.                                     1,286,700   5,168,119
    NS Solutions Corp.                                             136,600   2,703,881
    NS United Kaiun Kaisha, Ltd.                                   449,000     835,525
    NSD Co., Ltd.                                                   68,639   1,068,871
    NSK, Ltd.                                                      857,900  10,414,257
    NTN Corp.                                                    1,680,000   7,095,477
    NTT Data Corp.                                                  74,100   3,734,430
    NTT DOCOMO, Inc.                                             1,305,900  31,224,149
    NTT DOCOMO, Inc. Sponsored ADR                                  43,500   1,040,520
    NTT Urban Development Corp.                                    139,600   1,227,966
#   Nuflare Technology, Inc.                                        16,100   1,026,720
    OAK Capital Corp.                                              177,100     280,734
    Obara Group, Inc.                                               40,600   1,910,095
    Obayashi Corp.                                                 982,600   9,360,423
    Obayashi Road Corp.                                            112,100     678,050
    Obic Co., Ltd.                                                  64,400   3,091,095
    Odakyu Electric Railway Co., Ltd.                              138,500   2,742,911
#   Odelic Co., Ltd.                                                11,000     435,018
    Oenon Holdings, Inc.                                           263,000     635,465
    Ogaki Kyoritsu Bank, Ltd. (The)                              1,071,000   4,133,452
    Ohara, Inc.                                                     21,100     168,917
    Ohashi Technica, Inc.                                           18,200     233,472
    Ohba Co., Ltd.                                                   5,500      22,681
    Ohsho Food Service Corp.                                        32,300   1,253,703
    OIE Sangyo Co., Ltd.                                             1,200      12,027
    Oiles Corp.                                                     60,101   1,072,718
#   Oita Bank, Ltd. (The)                                          392,000   1,468,831
    Oji Holdings Corp.                                           1,738,000   7,692,640
    Okabe Co., Ltd.                                                149,100   1,260,751

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
#   Okamoto Industries, Inc.                                       178,000 $ 1,678,306
    Okamoto Machine Tool Works, Ltd.                                64,000     107,598
    Okamura Corp.                                                  192,300   1,905,974
    Okasan Securities Group, Inc.                                  546,000   3,565,296
#   Okaya Electric Industries Co., Ltd.                              6,700      24,558
    Oki Electric Industry Co., Ltd.                                337,700   4,858,192
    Okinawa Cellular Telephone Co.                                  14,100     443,840
    Okinawa Electric Power Co., Inc. (The)                          87,930   2,035,235
#   OKK Corp.                                                      307,000     342,070
    OKUMA Corp.                                                    366,000   3,802,072
    Okumura Corp.                                                  662,000   4,011,090
    Okura Industrial Co., Ltd.                                     140,000     664,347
    Okuwa Co., Ltd.                                                 63,000     642,553
    Olympic Group Corp.                                             18,200      99,950
#   Olympus Corp.                                                   99,300   3,435,214
    Omron Corp.                                                    172,700   7,085,717
    Ono Pharmaceutical Co., Ltd.                                    11,800     242,092
    ONO Sokki Co., Ltd.                                             24,900     189,552
    Onoken Co., Ltd.                                                62,300     749,288
    Onward Holdings Co., Ltd.                                      539,000   3,979,390
#   Ootoya Holdings Co., Ltd.                                        2,100      38,129
    Open House Co., Ltd.                                           139,100   3,255,843
*   OPT Holdings, Inc.                                              48,000     305,717
    Optex Group Co., Ltd.                                           25,000     583,291
*   Optim Corp.                                                      5,600     299,806
    Oracle Corp. Japan                                              19,300   1,081,393
    Organo Corp.                                                   138,000     589,832
*   Orient Corp.                                                 1,028,800   1,881,342
    Oriental Land Co., Ltd.                                         45,400   2,487,889
    Origin Electric Co., Ltd.                                       88,000     246,530
    ORIX Corp.                                                   1,405,100  21,199,064
    ORIX Corp. Sponsored ADR                                        17,205   1,296,225
    Osaka Gas Co., Ltd.                                            826,000   3,096,196
    Osaka Organic Chemical Industry, Ltd.                           67,200     537,876
    Osaka Soda Co., Ltd.                                           216,000     949,453
    Osaka Steel Co., Ltd.                                           49,600     924,969
#*  OSAKA Titanium Technologies Co., Ltd.                           34,100     546,675
    Osaki Electric Co., Ltd.                                       168,000   1,773,707
#   OSG Corp.                                                      342,700   7,089,957
    OSJB Holdings Corp.                                            284,900     617,662
    Otsuka Corp.                                                    34,300   1,765,212
#   Otsuka Holdings Co., Ltd.                                       89,400   4,118,479
#   Otsuka Kagu, Ltd.                                               44,500     394,507
    OUG Holdings, Inc.                                               6,000      13,767
#   Outsourcing, Inc.                                               28,100     944,677
    Oyo Corp.                                                       90,500   1,155,455
#   Pacific Industrial Co., Ltd.                                   155,700   1,924,909
#*  Pacific Metals Co., Ltd.                                       656,000   2,072,814
    Pack Corp. (The)                                                31,600     826,435
    PAL GROUP Holdings Co., Ltd.                                    46,100   1,173,750
    PALTAC Corp.                                                   150,258   3,884,349
    PanaHome Corp.                                                 260,000   2,204,035
    Panasonic Corp.                                              1,772,582  18,443,593

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    Panasonic Corp. Sponsored ADR                                  142,225 $ 1,489,096
    Panasonic Industrial Devices SUNX Co., Ltd.                     54,500     387,646
    PAPYLESS Co., Ltd.                                               2,900     120,642
    Paraca, Inc.                                                       700      12,290
    Paramount Bed Holdings Co., Ltd.                                52,600   2,116,991
    Parco Co., Ltd.                                                 97,500     950,113
    Paris Miki Holdings, Inc.                                       55,500     226,768
    Park24 Co., Ltd.                                               107,300   2,961,556
#   Pasco Corp.                                                     97,000     364,202
#   Pasona Group, Inc.                                              92,100     629,190
#   PC Depot Corp.                                                 145,040     804,134
    Pegasus Sewing Machine Manufacturing Co., Ltd.                  51,200     336,212
    Penta-Ocean Construction Co., Ltd.                           1,198,300   5,850,722
    People Co., Ltd.                                                   800      13,327
#*  PeptiDream, Inc.                                                19,100     950,289
    PIA Corp.                                                        3,100      77,303
#   Pigeon Corp.                                                    94,600   2,569,960
    Pilot Corp.                                                     53,400   2,166,713
    Piolax, Inc.                                                    29,000   1,870,225
#*  Pioneer Corp.                                                1,427,100   3,132,508
    Plenus Co., Ltd.                                                63,000   1,368,791
    Pocket Card Co., Ltd.                                           70,300     372,878
#   Pola Orbis Holdings, Inc.                                       31,800   3,021,089
    Poletowin Pitcrew Holdings, Inc.                                67,800     657,238
#   Press Kogyo Co., Ltd.                                          396,300   1,798,830
    Pressance Corp.                                                123,600   1,490,238
    Prestige International, Inc.                                   122,100     891,893
    Prima Meat Packers, Ltd.                                       597,000   2,332,143
    Pronexus, Inc.                                                  30,900     289,076
#   Prospect Co., Ltd.                                             674,000     483,667
    Proto Corp.                                                     21,100     260,982
#   PS Mitsubishi Construction Co., Ltd.                           128,700     431,513
    Punch Industry Co., Ltd.                                         1,600      13,550
    Qol Co., Ltd.                                                   68,300     888,629
    Quick Co., Ltd.                                                 15,000     146,129
    Raccoon Co., Ltd.                                                5,300      23,399
    Raito Kogyo Co., Ltd.                                          152,000   1,595,018
#*  Rakuten, Inc.                                                  179,800   1,794,799
#*  Rasa Industries, Ltd.                                          276,000     344,321
    Raysum Co., Ltd.                                                70,700     498,990
    Recruit Holdings Co., Ltd.                                      86,200   3,773,459
    Relia, Inc.                                                     62,900     655,206
    Relo Group, Inc.                                                18,000   2,645,898
    Renaissance, Inc.                                               20,300     273,100
    Rengo Co., Ltd.                                                824,410   5,034,744
#*  Renown, Inc.                                                   211,400     217,047
    Resona Holdings, Inc.                                        3,212,400  17,392,162
#   Resorttrust, Inc.                                              132,900   2,448,529
    Rheon Automatic Machinery Co., Ltd.                             57,800     561,264
    Rhythm Watch Co., Ltd.                                         250,000     407,021
#   Riberesute Corp.                                                23,300     171,165
    Ricoh Co., Ltd.                                              1,539,119  13,731,230
    Ricoh Leasing Co., Ltd.                                         58,300   1,770,260

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
#   Ride On Express Co., Ltd.                                     12,200 $   92,032
#   Right On Co., Ltd.                                            60,200    520,516
    Riken Corp.                                                   29,800  1,131,562
    Riken Keiki Co., Ltd.                                         26,900    404,791
#   Riken Technos Corp.                                          145,400    729,155
    Riken Vitamin Co., Ltd.                                       13,600    536,210
    Ringer Hut Co., Ltd.                                          36,600    764,186
    Rinnai Corp.                                                  16,300  1,385,213
    Rion Co., Ltd.                                                19,400    273,940
    Riso Kagaku Corp.                                             82,058  1,463,465
#   Riso Kyoiku Co., Ltd.                                         87,450    462,518
    Rock Field Co., Ltd.                                          50,400    728,322
    Rohm Co., Ltd.                                                82,500  5,275,565
#   Rohto Pharmaceutical Co., Ltd.                               210,200  3,654,969
#   Rokko Butter Co., Ltd.                                        30,600    654,731
    Roland DG Corp.                                               51,200  1,539,317
#   Rorze Corp.                                                   48,900    965,941
#   Round One Corp.                                              328,100  2,360,551
#   Royal Holdings Co., Ltd.                                      66,300  1,124,823
#*  RVH, Inc.                                                     52,400    461,687
    Ryobi, Ltd.                                                  530,000  2,422,021
    Ryoden Corp.                                                 142,000    934,720
#   Ryohin Keikaku Co., Ltd.                                      15,575  2,919,647
    Ryosan Co., Ltd.                                             147,300  4,574,337
    Ryoyo Electro Corp.                                           96,800  1,226,061
#   S Foods, Inc.                                                 49,100  1,332,474
#   Sac's Bar Holdings, Inc.                                      72,200    784,513
    Sagami Rubber Industries Co., Ltd.                            23,000    220,579
    Saibu Gas Co., Ltd.                                          534,000  1,205,553
    Saizeriya Co., Ltd.                                           72,800  1,683,775
    Sakai Chemical Industry Co., Ltd.                            283,000    999,146
    Sakai Heavy Industries, Ltd.                                 165,000    492,109
#   Sakai Moving Service Co., Ltd.                                34,600    922,159
#   Sakai Ovex Co., Ltd.                                          22,299    356,511
    Sakata INX Corp.                                             141,000  1,847,523
    Sakata Seed Corp.                                             76,100  2,182,641
#   Sakura Internet, Inc.                                         34,000    357,304
    Sala Corp.                                                    77,800    424,989
#   SAMTY Co., Ltd.                                               59,000    600,865
    San Holdings, Inc.                                             1,800     25,120
#   San-A Co., Ltd.                                               40,200  1,864,266
    San-Ai Oil Co., Ltd.                                         195,400  1,500,545
    San-In Godo Bank, Ltd. (The)                                 375,000  3,130,486
    Sanden Holdings Corp.                                        501,000  1,583,750
#   Sanei Architecture Planning Co., Ltd.                         30,100    420,132
    Sangetsu Corp.                                               130,600  2,311,763
*   Sanken Electric Co., Ltd.                                    535,000  2,511,374
    Sanki Engineering Co., Ltd.                                  172,700  1,472,013
    Sanko Marketing Foods Co., Ltd.                               10,800     90,550
    Sanko Metal Industrial Co., Ltd.                               8,300    234,710
    Sankyo Co., Ltd.                                             111,900  3,736,196
    Sankyo Frontier Co., Ltd.                                      5,000     58,642
    Sankyo Seiko Co., Ltd.                                        98,600    364,927

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
JAPAN -- (Continued)
    Sankyo Tateyama, Inc.                                        110,600 $ 1,654,408
    Sankyu, Inc.                                                 955,000   6,021,647
    Sanoh Industrial Co., Ltd.                                   101,000     732,714
#   Sanoyas Holdings Corp.                                       101,400     241,307
#   Sanrio Co., Ltd.                                             114,300   2,241,564
    Sansei Technologies, Inc.                                     18,600     163,716
#   Sansha Electric Manufacturing Co., Ltd.                       30,300     131,538
    Sanshin Electronics Co., Ltd.                                105,800   1,141,549
    Santen Pharmaceutical Co., Ltd.                              205,900   2,587,317
    Sanwa Holdings Corp.                                         612,800   5,704,160
    Sanyei Corp.                                                     300       9,814
    Sanyo Chemical Industries, Ltd.                               54,600   2,384,560
    Sanyo Denki Co., Ltd.                                        175,000   1,367,993
    Sanyo Electric Railway Co., Ltd.                             107,000     579,322
    Sanyo Housing Nagoya Co., Ltd.                                25,000     222,142
    Sanyo Industries, Ltd.                                        15,000      26,286
#   Sanyo Shokai, Ltd.                                           539,000     802,149
    Sanyo Special Steel Co., Ltd.                                502,000   2,658,880
    Sanyo Trading Co., Ltd.                                        3,700      54,577
    Sapporo Holdings, Ltd.                                       301,800   7,849,364
#   Sata Construction Co., Ltd.                                   29,000     112,438
    Sato Holdings Corp.                                           88,300   1,895,839
    Sato Restaurant Systems Co., Ltd.                             30,700     227,650
    Sato Shoji Corp.                                              21,300     163,721
#   Satori Electric Co., Ltd.                                     67,200     438,104
#   Sawada Holdings Co., Ltd.                                     66,000     538,852
    Sawai Pharmaceutical Co., Ltd.                                53,300   2,799,557
    Saxa Holdings, Inc.                                          219,000     484,438
    SBI Holdings, Inc.                                           628,480   8,675,368
    SBS Holdings, Inc.                                            78,600     562,443
#   Scala, Inc.                                                   48,000     343,105
    SCREEN Holdings Co., Ltd.                                    103,400   6,466,582
#   Scroll Corp.                                                 113,300     345,781
    SCSK Corp.                                                    49,659   1,864,085
    Secom Co., Ltd.                                               55,500   4,013,622
    Secom Joshinetsu Co., Ltd.                                     1,500      43,930
    Seed Co., Ltd.                                                 5,600      87,371
    Sega Sammy Holdings, Inc.                                    366,812   5,759,655
#   Seibu Electric Industry Co., Ltd.                              3,199      64,413
    Seibu Holdings, Inc.                                          89,300   1,504,712
    Seika Corp.                                                  216,000     659,535
    Seikitokyu Kogyo Co., Ltd.                                   129,599     571,410
    Seiko Epson Corp.                                            522,000  10,753,708
#   Seiko Holdings Corp.                                         631,000   2,285,181
    Seiko PMC Corp.                                               14,300     152,930
    Seino Holdings Co., Ltd.                                     617,300   7,138,930
    Seiren Co., Ltd.                                             143,600   1,775,119
    Sekisui Chemical Co., Ltd.                                   694,000  11,324,366
#   Sekisui House, Ltd.                                          571,200   9,239,897
    Sekisui Jushi Corp.                                           94,900   1,512,554
    Sekisui Plastics Co., Ltd.                                    93,600     683,435
    Senko Co., Ltd.                                              413,700   2,650,449
    Senshu Electric Co., Ltd.                                     11,400     186,231

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    Senshu Ikeda Holdings, Inc.                                  1,011,760 $ 4,648,242
    Senshukai Co., Ltd.                                            142,200     927,432
#   Septeni Holdings Co., Ltd.                                     198,400     642,029
    Seria Co., Ltd.                                                 28,500   1,940,282
    Seven & I Holdings Co., Ltd.                                   233,352   9,317,361
#   Seven Bank, Ltd.                                             1,540,200   4,412,527
#   SFP Dining Co., Ltd.                                            18,000     237,967
#*  Sharp Corp.                                                  1,124,000   3,039,627
    Shibaura Electronics Co., Ltd.                                   5,500     124,081
    Shibaura Mechatronics Corp.                                    131,000     333,300
    Shibusawa Warehouse Co., Ltd. (The)                            153,000     463,994
    Shibuya Corp.                                                   41,200     830,241
#   Shidax Corp.                                                    28,700     115,131
#   Shiga Bank, Ltd. (The)                                         879,185   4,933,539
    Shikibo, Ltd.                                                  344,000     474,746
    Shikoku Bank, Ltd. (The)                                       642,000   1,605,788
    Shikoku Chemicals Corp.                                         78,000     768,309
#*  Shikoku Electric Power Co., Inc.                               188,500   1,813,855
#   Shima Seiki Manufacturing, Ltd.                                122,600   4,229,331
    Shimachu Co., Ltd.                                             214,300   5,242,334
    Shimadzu Corp.                                                 313,000   5,282,159
#   Shimamura Co., Ltd.                                             48,200   6,317,465
#   Shimano, Inc.                                                   30,400   4,793,705
    Shimizu Bank, Ltd. (The)                                        22,300     708,030
    Shimizu Corp.                                                  560,000   5,147,138
    Shimojima Co., Ltd.                                              5,900      60,971
    Shin Nippon Air Technologies Co., Ltd.                          50,500     566,162
#*  Shin Nippon Biomedical Laboratories, Ltd.                       51,100     255,261
    Shin-Etsu Chemical Co., Ltd.                                   153,100  13,208,025
    Shin-Etsu Polymer Co., Ltd.                                    145,500   1,069,494
    Shin-Keisei Electric Railway Co., Ltd.                          34,000     124,819
    Shinagawa Refractories Co., Ltd.                               228,000     575,120
    Shindengen Electric Manufacturing Co., Ltd.                    343,000   1,263,906
*   Shinkawa, Ltd.                                                  70,000     532,208
    Shinko Electric Industries Co., Ltd.                           320,100   2,423,082
#   Shinko Plantech Co., Ltd.                                      109,200     781,903
    Shinko Shoji Co., Ltd.                                          91,900     977,919
    Shinko Wire Co., Ltd.                                           47,000      59,938
    Shinmaywa Industries, Ltd.                                     398,000   3,721,997
    Shinnihon Corp.                                                107,900     831,871
#   Shinoken Group Co., Ltd.                                        63,800   1,069,731
    Shinsei Bank, Ltd.                                           2,327,000   4,002,291
    Shinsho Corp.                                                   18,500     401,420
    Shinwa Co., Ltd.                                                 9,300     148,561
    Shionogi & Co., Ltd.                                           198,200   9,545,746
    Ship Healthcare Holdings, Inc.                                 154,700   4,114,529
    Shiseido Co., Ltd.                                             247,100   6,906,208
    Shizuki Electric Co., Inc.                                      29,000     168,512
    Shizuoka Bank, Ltd. (The)                                      548,000   4,768,489
    Shizuoka Gas Co., Ltd.                                         231,200   1,500,604
#   Shobunsha Publications, Inc.                                    43,700     269,350
    Shochiku Co., Ltd.                                              49,000     583,719
    Shoei Co., Ltd.                                                 26,300     601,737

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
#   Shoei Foods Corp.                                               30,400 $   587,024
    Shofu, Inc.                                                      9,100     109,318
*   Shoko Co., Ltd.                                                173,000     154,551
    Showa Aircraft Industry Co., Ltd.                               10,553     108,007
    Showa Corp.                                                    233,400   1,606,074
    Showa Denko K.K.                                               641,900  10,533,717
#*  Showa Holdings Co., Ltd.                                        73,800     174,553
    Showa Sangyo Co., Ltd.                                         261,000   1,382,657
#   Showa Shell Sekiyu K.K.                                        379,400   3,719,100
    Siix Corp.                                                      56,500   2,058,956
    Sinanen Holdings Co., Ltd.                                      30,600     596,552
    Sinfonia Technology Co., Ltd.                                  422,000   1,078,289
#   Sinko Industries, Ltd.                                          51,900     648,281
    Sintokogio, Ltd.                                               176,000   1,599,951
    SK-Electronics Co., Ltd.                                         4,500      41,287
    SKY Perfect JSAT Holdings, Inc.                                655,600   2,950,336
    Skylark Co., Ltd.                                              156,300   2,115,608
    SMC Corp.                                                        7,800   2,129,230
    SMK Corp.                                                      201,000     730,893
    SMS Co., Ltd.                                                   70,400   1,689,328
#   Snow Peak, Inc.                                                  6,100     163,434
    SNT Corp.                                                       22,400     140,232
    Soda Nikka Co., Ltd.                                            13,000      58,690
    Sodick Co., Ltd.                                               187,500   1,637,676
    Soft99 Corp.                                                    10,600      79,218
    SoftBank Group Corp.                                           283,732  21,858,605
#   Softbank Technology Corp.                                       16,800     611,303
*   Softbrain Co., Ltd.                                             69,300     270,011
    Softcreate Holdings Corp.                                        5,200      63,841
    Software Service, Inc.                                           5,200     242,726
    Sogo Medical Co., Ltd.                                          42,900   1,571,282
    Sohgo Security Services Co., Ltd.                               87,700   3,299,772
    Sojitz Corp.                                                 2,738,300   7,057,744
    Sompo Holdings, Inc.                                           268,100   9,707,835
    Sony Corp.                                                     611,200  18,505,755
    Sony Corp. Sponsored ADR                                       344,389  10,424,655
#   Sony Financial Holdings, Inc.                                  175,100   2,932,607
    Sotetsu Holdings, Inc.                                         419,000   2,118,223
#   Sotoh Co., Ltd.                                                  6,200      63,917
#   Sourcenext Corp.                                                30,800     189,005
    Space Co., Ltd.                                                 13,200     143,398
#   Sparx Group Co., Ltd.                                          220,000     439,042
    SPK Corp.                                                        8,600     189,849
    Square Enix Holdings Co., Ltd.                                  84,900   2,433,667
    SRA Holdings                                                    34,800     795,746
#   Srg Takamiya Co., Ltd.                                          69,500     367,480
    ST Corp.                                                        19,500     305,600
    St Marc Holdings Co., Ltd.                                      68,600   2,066,983
    Stanley Electric Co., Ltd.                                     293,800   8,277,026
    Star Mica Co., Ltd.                                             15,300     284,233
    Star Micronics Co., Ltd.                                       113,000   1,712,107
    Start Today Co., Ltd.                                          186,000   3,503,401
    Starts Corp., Inc.                                             114,700   1,995,465

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    Starzen Co., Ltd.                                               23,199 $   977,711
#   Stella Chemifa Corp.                                            36,100   1,096,897
    Step Co., Ltd.                                                   6,700      83,232
#*  Striders Corp.                                                 152,000     114,463
    Studio Alice Co., Ltd.                                          43,800     837,951
    Sugi Holdings Co., Ltd.                                         34,900   1,624,192
    Sugimoto & Co., Ltd.                                            15,000     205,972
#   Sumco Corp.                                                    561,460   8,777,938
    Sumida Corp.                                                    92,500     916,649
    Suminoe Textile Co., Ltd.                                      241,000     583,999
    Sumiseki Holdings, Inc.                                        135,100     117,082
    Sumitomo Bakelite Co., Ltd.                                    721,000   4,263,860
    Sumitomo Chemical Co., Ltd.                                  3,647,000  19,431,167
    Sumitomo Corp.                                                 658,400   8,253,551
#   Sumitomo Dainippon Pharma Co., Ltd.                            137,400   2,330,800
    Sumitomo Densetsu Co., Ltd.                                     75,100     851,736
    Sumitomo Electric Industries, Ltd.                           1,012,500  14,732,720
    Sumitomo Forestry Co., Ltd.                                    386,000   5,309,811
    Sumitomo Heavy Industries, Ltd.                              1,369,480   9,415,697
    Sumitomo Metal Mining Co., Ltd.                                594,000   8,047,635
    Sumitomo Mitsui Construction Co., Ltd.                       3,844,600   4,082,248
    Sumitomo Mitsui Financial Group, Inc.                          845,470  33,169,471
    Sumitomo Mitsui Trust Holdings, Inc.                           263,873   9,835,440
    Sumitomo Osaka Cement Co., Ltd.                              1,662,000   6,692,408
    Sumitomo Precision Products Co., Ltd.                          120,000     373,164
    Sumitomo Real Estate Sales Co., Ltd.                            49,780   1,132,707
    Sumitomo Realty & Development Co., Ltd.                        158,000   4,274,159
    Sumitomo Riko Co., Ltd.                                        161,500   1,667,689
    Sumitomo Rubber Industries, Ltd.                               482,100   7,529,893
    Sumitomo Seika Chemicals Co., Ltd.                              36,000   1,498,426
    Sumitomo Warehouse Co., Ltd. (The)                             574,000   3,086,834
#   Sun Corp.                                                       49,800     338,006
    Sun Frontier Fudousan Co., Ltd.                                107,100     952,213
    Sun-Wa Technos Corp.                                            35,900     313,217
    Suncall Corp.                                                    5,000      23,912
    Sundrug Co., Ltd.                                               33,700   2,323,984
    Suntory Beverage & Food, Ltd.                                   35,200   1,497,675
    Suruga Bank, Ltd.                                              217,200   4,948,243
    Suzuden Corp.                                                    4,800      44,444
    Suzuken Co., Ltd.                                              201,420   6,649,863
    Suzuki Motor Corp.                                             282,300  10,894,760
*   SWCC Showa Holdings Co., Ltd.                                  804,000     634,204
    Sysmex Corp.                                                    59,900   3,598,788
    Systena Corp.                                                   43,400     696,275
    T Hasegawa Co., Ltd.                                            52,000     885,935
    T RAD Co., Ltd.                                                246,000     630,394
    T&D Holdings, Inc.                                             654,010   9,688,852
    T&K Toka Co., Ltd.                                              48,200     443,279
    T-Gaia Corp.                                                    53,400     873,941
    Tabuchi Electric Co., Ltd.                                     106,200     378,133
    Tachi-S Co., Ltd.                                               96,300   1,587,939
    Tachibana Eletech Co., Ltd.                                     52,080     627,368
    Tachikawa Corp.                                                 19,700     161,975

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
#   Tadano, Ltd.                                                   410,521 $ 5,034,233
    Taihei Dengyo Kaisha, Ltd.                                     127,000   1,216,208
    Taiheiyo Cement Corp.                                        3,574,363  12,489,857
    Taiheiyo Kouhatsu, Inc.                                        335,000     308,112
    Taiho Kogyo Co., Ltd.                                           67,600     985,047
    Taikisha, Ltd.                                                  67,500   1,668,991
    Taiko Bank, Ltd. (The)                                         160,000     358,107
#   Taiko Pharmaceutical Co., Ltd.                                  28,500     459,933
    Taisei Corp.                                                   733,399   5,209,757
    Taisei Lamick Co., Ltd.                                          6,300     173,376
#   Taisho Pharmaceutical Holdings Co., Ltd.                        28,400   2,400,528
    Taiyo Holdings Co., Ltd.                                        46,500   1,878,156
#   Taiyo Nippon Sanso Corp.                                       131,300   1,550,662
    Taiyo Yuden Co., Ltd.                                          419,700   5,118,795
#   Takagi Securities Co., Ltd.                                    157,000     295,863
    Takamatsu Construction Group Co., Ltd.                          36,100     815,766
    Takano Co., Ltd.                                                 1,100       8,916
    Takaoka Toko Co., Ltd.                                          46,474     978,747
    Takara Holdings, Inc.                                          234,500   2,240,946
#   Takara Leben Co., Ltd.                                         282,000   1,578,696
    Takara Printing Co., Ltd.                                        9,400     125,245
    Takara Standard Co., Ltd.                                      145,848   2,453,028
    Takasago International Corp.                                    49,900   1,335,438
    Takasago Thermal Engineering Co., Ltd.                         133,700   1,827,009
    Takashima & Co., Ltd.                                          147,000     261,384
    Takashimaya Co., Ltd.                                          841,000   7,242,665
#*  Takata Corp.                                                   110,700     522,247
    Take And Give Needs Co., Ltd.                                   43,440     286,628
    Takeda Pharmaceutical Co., Ltd.                                178,600   7,480,771
    Takeei Corp.                                                    79,600     721,526
    Takeuchi Manufacturing Co., Ltd.                               166,500   3,533,964
    Takihyo Co., Ltd.                                               17,000      70,592
    Takiron Co., Ltd.                                              155,000     732,485
    Takisawa Machine Tool Co., Ltd.                                225,000     340,358
    Takuma Co., Ltd.                                               216,000   1,870,635
#   Tama Home Co., Ltd.                                             57,500     280,081
    Tamron Co., Ltd.                                                60,200   1,090,977
    Tamura Corp.                                                   311,000   1,188,709
#*  Tanaka Chemical Corp.                                           17,500     133,261
    Tanseisha Co., Ltd.                                            106,649     839,117
#   TASAKI & Co., Ltd.                                              26,800     366,426
    Tatsuta Electric Wire and Cable Co., Ltd.                      180,600     738,873
    Tayca Corp.                                                     97,000     609,785
    TBK Co., Ltd.                                                   71,000     309,785
    TDK Corp.                                                      145,200  10,436,449
    TDK Corp. Sponsored ADR                                         46,731   3,462,300
#*  Teac Corp.                                                     413,000     168,177
    TechMatrix Corp.                                                12,500     232,457
    TECHNO ASSOCIE Co., Ltd.                                         3,000      29,004
    Techno Medica Co., Ltd.                                          1,200      22,035
    Techno Ryowa, Ltd.                                               8,870      64,239
    TechnoPro Holdings, Inc.                                        58,700   2,027,935
#   Tecnos Japan, Inc.                                              35,700     413,607

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    Teijin, Ltd.                                                   498,150 $10,514,348
    Teikoku Electric Manufacturing Co., Ltd.                        60,500     547,410
    Teikoku Sen-I Co., Ltd.                                         21,700     292,580
    Teikoku Tsushin Kogyo Co., Ltd.                                126,000     200,801
#   Tekken Corp.                                                   307,000     896,481
#   Temp Holdings Co., Ltd.                                        111,100   1,926,736
    Tenma Corp.                                                     55,100   1,002,211
    Terumo Corp.                                                   120,500   4,457,760
    THK Co., Ltd.                                                  218,800   5,391,491
#   Tigers Polymer Corp.                                             6,200      45,043
    TIS, Inc.                                                      224,900   5,095,860
    Titan Kogyo, Ltd.                                                8,000      13,748
    TKC Corp.                                                       36,400   1,098,965
    Toa Corp.(6894434)                                              72,100     656,635
    Toa Corp.(6894508)                                              73,700   1,168,486
#   Toa Oil Co., Ltd.                                              323,000     432,002
    TOA ROAD Corp.                                                 199,000     600,883
#   Toabo Corp.                                                     24,400     118,993
    Toagosei Co., Ltd.                                             521,650   5,584,258
#   Tobishima Corp.                                                808,200   1,265,734
    Tobu Railway Co., Ltd.                                         434,000   2,202,645
    Tobu Store Co., Ltd.                                             4,500     114,952
    TOC Co., Ltd.                                                   99,200     784,034
    Tocalo Co., Ltd.                                                46,000   1,045,196
    Tochigi Bank, Ltd. (The)                                       242,000   1,230,173
    Toda Corp.                                                     762,000   4,183,983
    Toda Kogyo Corp.                                               165,000     418,975
    Toei Animation Co., Ltd.                                         7,700     393,397
    Toei Co., Ltd.                                                 238,000   2,116,949
    Toell Co., Ltd.                                                 10,800      89,824
    Toenec Corp.                                                   120,000     590,532
    Togami Electric Manufacturing Co., Ltd.                         36,000     160,148
    Toho Bank, Ltd. (The)                                          771,000   2,896,872
    Toho Co., Ltd.(6895211)                                         13,400     295,888
    Toho Co., Ltd.(6895200)                                         43,700   1,260,267
    Toho Gas Co., Ltd.                                             431,000   3,224,203
#   Toho Holdings Co., Ltd.                                        193,000   4,163,873
#   Toho Titanium Co., Ltd.                                        141,200   1,125,793
#   Toho Zinc Co., Ltd.                                            515,000   2,243,086
    Tohoku Bank, Ltd. (The)                                        291,000     401,327
    Tohoku Electric Power Co., Inc.                                196,900   2,403,671
    Tohto Suisan Co., Ltd.                                           6,700     114,568
    Tokai Carbon Co., Ltd.                                         879,400   3,161,396
    Tokai Corp.                                                     20,400     716,993
#   TOKAI Holdings Corp.                                           344,200   2,454,460
#   Tokai Lease Co., Ltd.                                           40,000      75,418
    Tokai Rika Co., Ltd.                                           210,400   4,187,462
    Tokai Tokyo Financial Holdings, Inc.                           647,200   3,594,276
    Token Corp.                                                     30,770   2,174,221
    Tokio Marine Holdings, Inc.                                    242,512  10,111,289
    Tokio Marine Holdings, Inc. ADR                                 61,104   2,543,148
    Tokushu Tokai Paper Co., Ltd.                                   31,538   1,120,477
*   Tokuyama Corp.                                               1,406,000   6,292,702

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
JAPAN -- (Continued)
    Tokyo Broadcasting System Holdings, Inc.                        96,300 $1,658,406
    Tokyo Century Corp.                                            133,730  4,542,357
#   Tokyo Dome Corp.                                               272,400  2,583,950
*   Tokyo Electric Power Co. Holdings, Inc.                        635,812  2,435,228
    Tokyo Electron Device, Ltd.                                     24,600    343,745
    Tokyo Electron, Ltd.                                            90,800  9,405,491
    Tokyo Energy & Systems, Inc.                                    92,000    820,153
    Tokyo Gas Co., Ltd.                                            850,000  3,772,183
#   Tokyo Individualized Educational Institute, Inc.                48,000    392,361
#   Tokyo Keiki, Inc.                                              282,000    633,231
*   Tokyo Kikai Seisakusho, Ltd.                                    95,000     63,724
    Tokyo Ohka Kogyo Co., Ltd.                                     105,200  3,758,533
    Tokyo Radiator Manufacturing Co., Ltd.                           2,100     17,368
    Tokyo Rakutenchi Co., Ltd.                                      51,000    237,256
#   Tokyo Rope Manufacturing Co., Ltd.                              47,999    811,811
    Tokyo Sangyo Co., Ltd.                                          53,600    221,457
    Tokyo Seimitsu Co., Ltd.                                       127,300  4,166,626
    Tokyo Steel Manufacturing Co., Ltd.                            359,600  3,240,907
    Tokyo Tatemono Co., Ltd.                                       483,500  6,403,089
    Tokyo Tekko Co., Ltd.                                          122,000    518,056
#   Tokyo Theatres Co., Inc.                                       301,000    444,461
    Tokyo TY Financial Group, Inc.                                 108,574  3,776,660
    Tokyotokeiba Co., Ltd.                                         424,000    984,903
    Tokyu Construction Co., Ltd.                                   346,780  2,727,791
    Tokyu Corp.                                                    488,000  3,594,046
    Tokyu Fudosan Holdings Corp.                                 1,136,094  6,641,447
#   Tokyu Recreation Co., Ltd.                                      22,819    160,127
    Toli Corp.                                                     109,000    384,361
    Tomato Bank, Ltd.                                               17,700    246,986
    Tomen Devices Corp.                                              3,000     56,256
    Tomoe Corp.                                                     88,400    283,763
    Tomoe Engineering Co., Ltd.                                     28,300    480,412
#   Tomoegawa Co., Ltd.                                             32,000     64,879
    Tomoku Co., Ltd.                                               144,000    427,321
    TOMONY Holdings, Inc.                                          566,300  3,013,752
    Tomy Co., Ltd.                                                 306,800  3,262,865
    Tonami Holdings Co., Ltd.                                      184,000    583,246
    TonenGeneral Sekiyu K.K.                                       295,000  3,469,230
    Topcon Corp.                                                   290,200  4,448,279
    Toppan Forms Co., Ltd.                                         202,000  2,095,225
    Toppan Printing Co., Ltd.                                      509,000  4,996,314
    Topre Corp.                                                    131,600  3,352,574
    Topy Industries, Ltd.                                           72,500  2,026,270
    Toray Industries, Inc.                                         904,000  7,827,668
    Torex Semiconductor, Ltd.                                       10,300    149,410
    Toridoll Holdings Corp.                                         47,900  1,047,230
    Torigoe Co., Ltd. (The)                                         14,400    100,141
    Torii Pharmaceutical Co., Ltd.                                  60,500  1,342,355
#   Torikizoku Co., Ltd.                                            17,800    366,826
    Torishima Pump Manufacturing Co., Ltd.                          69,200    684,487
    Tose Co., Ltd.                                                   3,800     26,805
    Tosei Corp.                                                    120,900    816,504
*   Toshiba Corp.                                                1,490,000  3,195,123

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    Toshiba Machine Co., Ltd.                                      565,000 $ 2,460,228
#   Toshiba Plant Systems & Services Corp.                         111,200   1,675,148
*   Toshiba TEC Corp.                                              506,000   2,771,278
    Tosho Co., Ltd.                                                 17,800     828,250
#   Tosho Printing Co., Ltd.                                       140,000     584,054
    Tosoh Corp.                                                  1,779,000  13,441,008
    Totetsu Kogyo Co., Ltd.                                         58,300   1,717,601
    TOTO, Ltd.                                                     110,000   4,430,381
    Tottori Bank, Ltd. (The)                                        13,100     220,385
    Toukei Computer Co., Ltd.                                       11,000     213,858
    Tow Co., Ltd.                                                   62,500     357,259
    Towa Bank, Ltd. (The)                                        1,270,000   1,289,979
    Towa Corp.                                                      92,500   1,328,205
#   Towa Pharmaceutical Co., Ltd.                                   37,500   1,465,434
    Toyo Construction Co., Ltd.                                    264,000     952,911
    Toyo Corp.                                                      57,700     501,437
    Toyo Denki Seizo K.K.                                           28,300     414,999
#   Toyo Engineering Corp.                                         577,000   1,538,348
    Toyo Ink SC Holdings Co., Ltd.                                 817,000   3,987,803
    Toyo Kanetsu K.K.                                              464,000   1,376,376
    Toyo Kohan Co., Ltd.                                           227,300     825,543
    Toyo Machinery & Metal Co., Ltd.                                68,300     332,707
    Toyo Securities Co., Ltd.                                      282,000     665,004
    Toyo Seikan Group Holdings, Ltd.                               259,600   4,787,957
    Toyo Sugar Refining Co., Ltd.                                   29,000      29,773
    Toyo Suisan Kaisha, Ltd.                                        83,400   2,975,829
    Toyo Tanso Co., Ltd.                                            48,600     815,154
    Toyo Tire & Rubber Co., Ltd.                                   458,900   5,566,923
    Toyo Wharf & Warehouse Co., Ltd.                               258,000     424,563
    Toyobo Co., Ltd.                                             3,346,773   5,425,590
    Toyoda Gosei Co., Ltd.                                         258,800   6,234,167
    Toyota Boshoku Corp.                                           184,300   4,086,200
    Toyota Industries Corp.                                         69,000   3,329,943
    Toyota Motor Corp.                                           1,562,494  90,863,486
    Toyota Motor Corp. Sponsored ADR                               384,641  44,522,196
    Toyota Tsusho Corp.                                            460,525  12,667,211
    TPR Co., Ltd.                                                   89,400   2,548,573
    Trancom Co., Ltd.                                               25,700   1,238,057
    Transaction Co., Ltd.                                            8,700     161,857
    Transcosmos, Inc.                                               53,300   1,398,494
*   Trend Micro, Inc.                                               48,800   1,893,772
*   Trend Micro, Inc. Sponsored ADR                                  3,540     137,494
#   Tri Chemical Laboratories, Inc.                                 11,600     253,551
    Trinity Industrial Corp.                                         3,000      13,561
    Trusco Nakayama Corp.                                          109,522   2,487,580
    Trust Tech, Inc.                                                17,200     274,644
    TS Tech Co., Ltd.                                              193,300   4,933,272
    TSI Holdings Co., Ltd.                                         403,690   2,887,300
    Tsubakimoto Chain Co.                                          462,000   3,701,094
    Tsubakimoto Kogyo Co., Ltd.                                     24,000      79,664
*   Tsudakoma Corp.                                                204,000     335,944
    Tsugami Corp.                                                  196,000   1,195,999
#   Tsukada Global Holdings, Inc.                                   48,100     277,354

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
JAPAN -- (Continued)
    Tsukamoto Corp. Co., Ltd.                                       37,000 $   42,242
    Tsukishima Kikai Co., Ltd.                                      95,200  1,022,055
    Tsukuba Bank, Ltd.                                             314,500    953,534
    Tsukui Corp.                                                   197,000  1,332,894
    Tsumura & Co.                                                  187,000  5,449,231
    Tsuruha Holdings, Inc.                                          35,100  3,299,458
    Tsurumi Manufacturing Co., Ltd.                                 51,100    705,704
    Tsutsumi Jewelry Co., Ltd.                                      17,800    306,859
    TV Asahi Holdings Corp.                                         88,200  1,765,813
    Tv Tokyo Holdings Corp.                                         57,200  1,171,817
    TYK Corp.                                                       34,000     59,262
#*  U-Shin, Ltd.                                                    77,900    605,579
    UACJ Corp.                                                   1,144,144  3,597,026
    Ube Industries, Ltd.                                         3,681,200  8,851,005
    Uchida Yoko Co., Ltd.                                           23,800    513,764
    Uchiyama Holdings Co., Ltd.                                     19,300     75,157
    UKC Holdings Corp.                                              54,800  1,064,327
    Ulvac, Inc.                                                    172,500  6,110,600
#   Unicharm Corp.                                                  66,500  1,497,718
*   Uniden Holdings Corp.                                          279,000    409,762
#   Union Tool Co.                                                  20,800    580,247
    Unipres Corp.                                                  175,900  3,711,105
    United Arrows, Ltd.                                             67,700  1,912,350
    United Super Markets Holdings, Inc.                            166,100  1,451,994
#*  Unitika, Ltd.                                                2,120,000  1,517,727
#*  Universal Entertainment Corp.                                   93,100  3,383,954
    Unizo Holdings Co., Ltd.                                        59,800  1,700,864
#   Usen Corp.                                                     267,400    897,414
    Ushio, Inc.                                                    390,500  4,956,575
    USS Co., Ltd.                                                   93,200  1,635,779
*   UT Group Co., Ltd.                                              63,700    600,743
    Utoc Corp.                                                      35,900    128,414
#   V Technology Co., Ltd.                                          12,000  1,888,401
#*  V-Cube, Inc.                                                    29,100    171,485
    Valor Holdings Co., Ltd.                                       170,300  4,425,097
    ValueCommerce Co., Ltd.                                         44,200    138,218
#   Vector, Inc.                                                    48,300    507,959
#   VeriServe Corp.                                                 10,800    275,829
#   VIA Holdings, Inc.                                               1,600     15,729
#   Village Vanguard Co., Ltd.                                      16,800    169,239
#   Vital KSK Holdings, Inc.                                       170,085  1,516,871
    Vitec Holdings Co., Ltd.                                        29,100    325,051
    Voyage Group, Inc.                                              43,200    631,628
    VT Holdings Co., Ltd.                                          378,200  1,839,061
#   W-Scope Corp.                                                   23,800    385,307
    Wacoal Holdings Corp.                                          455,000  5,513,893
#   Wacom Co., Ltd.                                                372,500  1,130,398
    Wakachiku Construction Co., Ltd.                               519,000    698,121
    Wakamoto Pharmaceutical Co., Ltd.                                9,000     19,823
    Wakita & Co., Ltd.                                             170,200  1,574,861
    Warabeya Nichiyo Holdings Co., Ltd.                             60,700  1,321,136
    Watahan & Co., Ltd.                                              3,500     50,332
#   WATAMI Co., Ltd.                                                73,700    719,528

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
JAPAN -- (Continued)
    Watts Co., Ltd.                                                3,700 $    37,103
    WDB Holdings Co., Ltd.                                         7,700      90,428
    Weathernews, Inc.                                             11,100     343,847
#   Welcia Holdings Co., Ltd.                                     29,772   1,638,560
#   Wellnet Corp.                                                 24,600     287,724
#   West Holdings Corp.                                           74,100     534,981
    West Japan Railway Co.                                        70,400   4,586,756
    WIN-Partners Co., Ltd.                                         7,400      63,778
#   WirelessGate, Inc.                                            10,700     164,461
    Wood One Co., Ltd.                                           191,000     468,675
#   World Holdings Co., Ltd.                                      29,400     533,972
    Wowow, Inc.                                                   28,000     887,060
    Xebio Holdings Co., Ltd.                                     103,700   1,549,401
#   Y A C Co., Ltd.                                               34,700     489,722
    YA-MAN, Ltd.                                                   5,400     309,269
    Yachiyo Industry Co., Ltd.                                     8,900      83,883
    Yahagi Construction Co., Ltd.                                 81,900     770,363
#   Yahoo Japan Corp.                                            341,400   1,432,796
    Yaizu Suisankagaku Industry Co., Ltd.                         12,300     132,044
    Yakult Honsha Co., Ltd.                                       20,800   1,068,933
    Yakuodo Co., Ltd.                                             13,500     242,669
    YAMABIKO Corp.                                               130,440   1,828,132
#   Yamada Denki Co., Ltd.                                       886,400   4,883,543
#   Yamagata Bank, Ltd. (The)                                    498,000   2,130,884
    Yamaguchi Financial Group, Inc.                              480,000   5,229,672
    Yamaha Corp.                                                 298,900   9,130,014
#   Yamaha Motor Co., Ltd.                                       488,000  10,150,131
    Yamaichi Electronics Co., Ltd.                               106,300   1,222,112
    Yamanashi Chuo Bank, Ltd. (The)                              574,000   2,699,265
    Yamatane Corp.                                                47,000     677,109
    Yamato Corp.                                                  28,400     135,694
    Yamato Holdings Co., Ltd.                                    248,200   5,002,058
    Yamato Kogyo Co., Ltd.                                       162,100   4,847,036
    Yamaya Corp.                                                  13,910     211,405
    Yamazaki Baking Co., Ltd.                                    223,000   4,484,691
    Yamazen Corp.                                                144,500   1,236,329
    Yaoko Co., Ltd.                                               50,200   2,039,658
#   Yashima Denki Co., Ltd.                                        2,100      11,816
    Yaskawa Electric Corp.                                       404,600   7,295,726
    Yasuda Logistics Corp.                                        41,700     276,887
    Yasunaga Corp.                                                 9,100     129,385
    Yellow Hat, Ltd.                                              55,300   1,266,561
    Yodogawa Steel Works, Ltd.                                    99,700   2,843,745
    Yokogawa Bridge Holdings Corp.                               142,800   1,817,788
    Yokogawa Electric Corp.                                      569,700   9,103,827
#   Yokohama Reito Co., Ltd.                                     216,800   1,979,991
    Yokohama Rubber Co., Ltd. (The)                              432,100   7,599,410
    Yokowo Co., Ltd.                                              52,300     504,529
    Yomeishu Seizo Co., Ltd.                                       1,700      28,451
#   Yomiuri Land Co., Ltd.                                       131,000     540,618
    Yondenko Corp.                                                33,400     131,624
    Yondoshi Holdings, Inc.                                       43,800     963,773
#   Yonex Co., Ltd.                                                5,074     242,753

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES      VALUE++
                                                                 --------- --------------
JAPAN -- (Continued)
    Yorozu Corp.                                                    75,400 $    1,047,806
    Yoshinoya Holdings Co., Ltd.                                   108,100      1,557,520
    Yuasa Funashoku Co., Ltd.                                       24,000         64,638
    Yuasa Trading Co., Ltd.                                         52,100      1,408,436
    Yuken Kogyo Co., Ltd.                                          112,000        221,149
    Yuki Gosei Kogyo Co., Ltd.                                      11,000         26,324
    Yume No Machi Souzou Iinkai Co., Ltd.                            1,900         55,888
#   Yumeshin Holdings Co., Ltd.                                     43,400        304,975
    Yurtec Corp.                                                   168,000      1,224,922
    Yusen Logistics Co., Ltd.                                       78,500        779,836
#   Yushin Precision Equipment Co., Ltd.                             8,426        229,371
    Yushiro Chemical Industry Co., Ltd.                             30,900        399,021
    Yutaka Foods Corp.                                               4,000         66,432
    Yutaka Giken Co., Ltd.                                             200          4,146
*   Zappallas, Inc.                                                 11,600         45,688
    Zenitaka Corp. (The)                                           106,000        448,821
    Zenkoku Hosho Co., Ltd.                                         41,600      1,439,839
    Zenrin Co., Ltd.                                                58,600      1,137,680
    Zensho Holdings Co., Ltd.                                      299,000      5,133,219
#   Zeon Corp.                                                     713,000      8,181,881
    ZERIA Pharmaceutical Co., Ltd.                                  63,599      1,003,217
#   Zojirushi Corp.                                                129,600      1,693,150
    Zuiko Corp.                                                     12,400        459,189
    Zuken, Inc.                                                     34,800        395,720
                                                                           --------------
TOTAL JAPAN                                                                 4,478,858,191
                                                                           --------------
NETHERLANDS -- (2.5%)
    Aalberts Industries NV                                         457,920     16,073,410
    ABN AMRO Group NV                                              227,484      5,351,048
    Accell Group                                                   107,187      2,513,780
    Aegon NV(5927375)                                            1,888,133     10,262,931
    Aegon NV(007924103)                                            119,365        654,120
    Akzo Nobel NV                                                  456,161     30,957,502
    Akzo Nobel NV Sponsored ADR                                     45,597      1,036,192
#*  Altice NV Class A                                              203,842      4,475,119
*   Altice NV Class B                                               51,303      1,132,260
    AMG Advanced Metallurgical Group NV                            153,432      2,842,455
    Amsterdam Commodities NV                                        57,751      1,280,861
#   APERAM SA                                                      261,067     12,346,765
#   Arcadis NV                                                     198,454      2,698,477
*   ArcelorMittal(B03XPL1)                                       1,132,509      8,830,785
*   ArcelorMittal(B295F26)                                       1,340,882     10,445,471
    ASM International NV                                           231,069     11,392,569
    ASML Holding NV(B929F46)                                        56,437      6,852,791
    ASML Holding NV(B908F01)                                        39,731      4,823,343
    BE Semiconductor Industries NV                                 320,411     11,569,371
    Beter Bed Holding NV                                            28,242        490,828
    BinckBank NV                                                   294,645      1,688,768
    Boskalis Westminster                                           319,735     11,829,523
    Brunel International NV                                         79,561      1,395,988

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
NETHERLANDS -- (Continued)
    Coca-Cola European Partners P.L.C.                               8,705 $    300,598
    Corbion NV                                                     307,304    7,871,055
    Delta Lloyd NV                                               1,966,434   11,321,500
#   Flow Traders                                                     8,440      294,940
*   Fugro NV                                                       250,796    3,955,725
    Gemalto NV(B011JK4)                                             74,447    4,320,450
#   Gemalto NV(B9MS8P5)                                            158,941    9,236,936
#   GrandVision NV                                                  49,858    1,188,923
#*  Heijmans NV                                                    106,453      709,243
    Heineken NV                                                    158,024   11,818,456
    Hunter Douglas NV                                                3,915      245,341
    IMCD Group NV                                                   29,525    1,326,091
    ING Groep NV                                                   465,669    6,689,777
    ING Groep NV Sponsored ADR                                   1,450,175   20,853,516
    KAS Bank NV                                                     54,020      497,552
    Kendrion NV                                                     47,964    1,361,952
    Koninklijke Ahold Delhaize NV                                2,136,192   45,508,872
    Koninklijke Ahold Delhaize NV Sponsored ADR                    263,309    5,599,266
    Koninklijke BAM Groep NV                                     1,125,380    5,309,709
    Koninklijke DSM NV                                             315,034   20,083,529
    Koninklijke KPN NV                                           6,316,241   18,196,915
    Koninklijke Philips NV(500472303)                              384,659   11,301,281
    Koninklijke Philips NV(5986622)                                565,094   16,581,265
    Koninklijke Vopak NV                                           209,484    8,998,401
    Nederland Apparatenfabriek                                       6,632      252,192
    NN Group NV                                                    362,317   12,831,759
#*  OCI NV                                                          76,423    1,442,436
*   Ordina NV                                                      355,998      763,054
*   PostNL NV                                                    1,124,692    4,936,243
    Randstad Holding NV                                            268,624   15,628,434
    Refresco Group NV                                               27,558      416,243
    RELX NV                                                        437,454    7,388,910
    RELX NV Sponsored ADR                                          145,058    2,442,776
#   SBM Offshore NV                                                778,692   12,667,269
    Sligro Food Group NV                                            52,893    1,918,980
#*  SNS Reaal NV                                                   262,485           --
#   Telegraaf Media Groep NV                                        22,328      143,165
    TKH Group NV                                                   176,646    7,160,119
#*  TomTom NV                                                      563,791    5,168,294
    Unilever NV(B12T3J1)                                           301,155   12,215,383
    Unilever NV(904784709)                                         234,970    9,551,531
    Van Lanschot NV                                                 18,015      389,485
    Wessanen                                                       330,012    4,684,149
    Wolters Kluwer NV                                              580,125   22,184,967
                                                                           ------------
TOTAL NETHERLANDS                                                           496,701,039
                                                                           ------------
NEW ZEALAND -- (0.4%)
#*  a2 Milk Co., Ltd.                                            1,067,035    1,733,313
    Abano Healthcare Group, Ltd.                                    13,023       86,005
    Air New Zealand, Ltd.                                        2,040,139    3,144,625
    Auckland International Airport, Ltd.                           820,368    4,114,884
    Chorus, Ltd.                                                   545,453    1,622,684
    Chorus, Ltd. ADR                                                10,487      155,103

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
NEW ZEALAND -- (Continued)
    Comvita, Ltd.                                                    5,106 $    26,738
    Contact Energy, Ltd.                                           887,883   3,111,369
    EBOS Group, Ltd.                                               202,917   2,514,890
    Fisher & Paykel Healthcare Corp., Ltd.                         870,919   5,553,556
    Fletcher Building, Ltd.(6341606)                               936,209   7,212,939
    Fletcher Building, Ltd.(6341617)                                94,146     721,125
    Fonterra Co-operative Group, Ltd.                              120,307     546,391
    Freightways, Ltd.                                              243,909   1,249,649
#   Genesis Energy, Ltd.                                           882,854   1,399,094
    Hallenstein Glasson Holdings, Ltd.                              16,145      38,278
#   Heartland Bank, Ltd.                                           351,292     407,174
    Infratil, Ltd.                                               1,282,568   2,700,279
    Kathmandu Holdings, Ltd.                                        82,263     114,022
#   Mainfreight, Ltd.                                              228,934   3,513,112
    Mercury NZ, Ltd.                                               615,163   1,386,257
    Meridian Energy, Ltd.                                          589,072   1,138,132
    Metlifecare, Ltd.                                              362,914   1,485,662
#   Metro Performance Glass, Ltd.                                  118,709     161,145
    New Zealand Oil & Gas, Ltd.                                    332,926     156,108
    New Zealand Refining Co., Ltd. (The)                           235,197     466,327
#   NZME, Ltd.                                                   1,016,313     501,537
    NZX, Ltd.                                                      169,734     137,154
*   Pacific Edge, Ltd.                                              20,054       7,508
    PGG Wrightson, Ltd.                                            151,904      59,068
*   Pike River Coal, Ltd.                                          224,242          --
#   Port of Tauranga, Ltd.                                         591,135   1,816,745
    Restaurant Brands New Zealand, Ltd.                            191,399     777,753
*   Rubicon, Ltd.                                                   64,229      11,288
#   Ryman Healthcare, Ltd.                                         370,085   2,365,513
    Sanford, Ltd.                                                   33,982     176,783
    Scales Corp., Ltd.                                              46,953     117,111
#   Skellerup Holdings, Ltd.                                       106,171     123,010
    SKY Network Television, Ltd.                                   701,222   2,387,100
    SKYCITY Entertainment Group, Ltd.                            1,856,760   5,146,380
    Spark New Zealand, Ltd.                                      3,405,015   8,773,607
#   Steel & Tube Holdings, Ltd.                                     94,935     176,286
    Summerset Group Holdings, Ltd.                                 789,924   2,869,933
    Tilt Renewables, Ltd.                                          102,170     172,413
    Tourism Holdings, Ltd.                                         141,915     407,329
#   Tower, Ltd.                                                    375,850     226,035
    Trade Me Group, Ltd.                                           980,360   3,639,178
    Trilogy International, Ltd.                                      4,885      10,296
    Trustpower, Ltd.                                               102,170     347,989
    Vector, Ltd.                                                   417,108     983,309
    Warehouse Group, Ltd. (The)                                    165,882     319,101
*   Xero, Ltd.                                                      51,452     714,222
    Z Energy, Ltd.                                                 263,395   1,406,418
                                                                           -----------
TOTAL NEW ZEALAND                                                           78,431,927
                                                                           -----------
NORWAY -- (0.9%)
    ABG Sundal Collier Holding ASA                               1,045,113     660,542
    AF Gruppen ASA                                                   8,238     152,307
#*  Akastor ASA                                                    623,189   1,116,313

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
NORWAY -- (Continued)
    Aker ASA Class A                                                 98,852 $ 4,099,116
    Aker BP ASA                                                     318,898   5,802,497
*   Aker Solutions ASA                                              273,817   1,476,503
#   American Shipping Co. ASA                                        97,421     360,124
    Atea ASA                                                        299,769   2,917,409
    Austevoll Seafood ASA                                           400,102   3,700,643
    Avance Gas Holding, Ltd.                                          3,697      13,012
#*  Axactor AB                                                    2,569,869     813,436
    Bakkafrost P/F                                                  101,877   3,915,573
    Bonheur ASA                                                      85,816     863,820
    Borregaard ASA                                                  252,942   2,783,883
    BW LPG, Ltd.                                                    131,164     668,782
*   BW Offshore, Ltd.                                               403,906   1,178,757
*   Deep Sea Supply P.L.C.                                          206,844      40,418
    DNB ASA                                                         615,269  10,264,234
#*  DNO ASA                                                         943,947     987,969
#*  DOF ASA                                                         424,238      56,744
    Ekornes ASA                                                      33,894     468,895
    Entra ASA                                                       127,273   1,372,712
#*  Fred Olsen Energy ASA                                           173,133     373,073
#   Frontline, Ltd.                                                 137,795     952,657
    Gjensidige Forsikring ASA                                       154,367   2,656,486
    Golar LNG, Ltd.                                                  19,800     512,028
    Grieg Seafood ASA                                               245,082   2,056,744
#*  Hexagon Composites ASA                                          128,311     429,966
    Hoegh LNG Holdings, Ltd.                                         69,111     768,643
*   Kongsberg Automotive ASA                                      2,256,768   1,595,155
    Kongsberg Gruppen ASA                                            68,225   1,125,989
*   Kvaerner ASA                                                    869,309   1,144,473
    Leroy Seafood Group ASA                                          43,655   2,430,555
    Marine Harvest ASA                                              334,597   5,907,584
#*  Nordic Semiconductor ASA                                        273,192   1,151,029
    Norsk Hydro ASA                                               1,470,824   8,390,063
    Norsk Hydro ASA Sponsored ADR                                    37,045     208,934
#*  Norske Skogindustrier ASA                                       703,583     234,576
#*  Norwegian Air Shuttle ASA                                        85,153   2,779,792
#   Ocean Yield ASA                                                 112,181     850,431
*   Odfjell Drilling, Ltd.                                           68,871     131,090
*   Odfjell SE Class A                                               41,255     163,441
    Olav Thon Eiendomsselskap ASA                                     8,314     159,372
#   Opera Software ASA                                              195,823     880,462
    Orkla ASA                                                       446,815   4,168,692
#*  Petroleum Geo-Services ASA                                    1,143,445   3,800,022
#*  PhotoCure ASA                                                    13,583      72,566
*   Prosafe SE                                                       22,884      95,064
#   Protector Forsikring ASA                                        126,872   1,131,157
#*  Q-Free ASA                                                       66,600      66,390
#*  REC Silicon ASA                                              12,403,323   1,941,289
    Salmar ASA                                                       75,927   2,148,980
#   Scatec Solar ASA                                                 92,257     413,936
#   Schibsted ASA Class A                                            51,459   1,360,721
    Schibsted ASA Class B                                            35,044     872,547
#*  Seadrill, Ltd.(B09RMQ1)                                         515,558   1,010,119

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
NORWAY -- (Continued)
*   Seadrill, Ltd.(B0HWHV8)                                      1,023,981 $  1,914,845
    Selvaag Bolig ASA                                               95,583      460,139
*   Sevan Marine ASA                                                66,506      128,378
*   Solstad Offshore ASA                                             8,707       11,459
#*  Songa Offshore                                                 108,982      420,198
    SpareBank 1 SMN                                                 52,734      441,244
    SpareBank 1 SR-Bank ASA                                        296,801    2,206,763
    Statoil ASA                                                    838,889   15,642,925
    Statoil ASA Sponsored ADR                                      647,572   12,090,169
    Stolt-Nielsen, Ltd.                                             75,441    1,139,603
*   Storebrand ASA                                               1,273,900    7,767,819
#*  Subsea 7 SA                                                    675,960    9,198,187
    Telenor ASA                                                    266,055    4,217,626
#   TGS Nopec Geophysical Co. ASA                                  362,743    8,709,274
    Tomra Systems ASA                                              294,041    3,218,025
*   Treasure ASA                                                   206,532      431,506
    Veidekke ASA                                                   126,720    1,883,246
#*  Wilh Wilhelmsen ASA                                            171,455      841,258
    Wilh Wilhelmsen Holding ASA Class A                             36,358      990,448
    XXL ASA                                                         72,832      839,185
    Yara International ASA                                         168,434    7,102,119
                                                                           ------------
TOTAL NORWAY                                                                175,352,131
                                                                           ------------
PORTUGAL -- (0.2%)
    Altri SGPS SA                                                  402,018    1,763,270
*   Banco BPI SA                                                 1,847,173    2,262,506
#*  Banco Comercial Portugues SA Class R                           657,778      111,535
*   Banco Espirito Santo SA                                      3,375,184           --
    CTT-Correios de Portugal SA                                    213,315    1,189,988
    EDP--Energias de Portugal SA                                 1,315,734    3,826,312
    EDP--Energias de Portugal SA Sponsored ADR                       7,202      209,794
    EDP Renovaveis SA                                              674,715    4,334,624
    Galp Energia SGPS SA                                           833,384   12,279,264
    Jeronimo Martins SGPS SA                                       239,425    4,052,410
    Mota-Engil SGPS SA                                             516,123      897,509
    Navigator Co. SA (The)                                       1,148,443    4,182,768
    NOS SGPS SA                                                    859,350    4,838,578
    Novabase SGPS SA                                                12,258       33,866
#   REN--Redes Energeticas Nacionais SGPS SA                       659,509    1,816,663
    Semapa-Sociedade de Investimento e Gestao                       40,826      579,642
    Sonae Capital SGPS SA                                          201,550      150,328
    Sonae SGPS SA                                                6,081,381    5,234,640
    Teixeira Duarte SA                                             243,459       52,296
                                                                           ------------
TOTAL PORTUGAL                                                               47,815,993
                                                                           ------------
SINGAPORE -- (1.0%)
*   Abterra, Ltd.                                                  189,000       56,080
    Accordia Golf Trust                                            624,600      297,126
    Amara Holdings, Ltd.                                           248,000       70,826
    Ascendas India Trust                                           600,200      446,112
*   ASL Marine Holdings, Ltd.                                       99,300       10,514
*   Banyan Tree Holdings, Ltd.                                     409,000      146,119

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
SINGAPORE -- (Continued)
    Best World International, Ltd.                                  287,800 $   374,465
    Bonvests Holdings, Ltd.                                          51,600      46,516
*   Boustead Projects, Ltd.                                         147,404      76,629
    Boustead Singapore, Ltd.                                        986,667     565,000
    Breadtalk Group, Ltd.                                           379,200     346,292
*   Broadway Industrial Group, Ltd.                                 493,099      68,091
    Bukit Sembawang Estates, Ltd.                                   148,400     516,430
    Bund Center Investment, Ltd.                                    316,000     163,860
    CapitaLand, Ltd.                                              1,949,800   4,550,334
#   Centurion Corp., Ltd.                                           889,600     223,540
#   China Aviation Oil Singapore Corp., Ltd.                        615,600     662,421
#   Chip Eng Seng Corp., Ltd.                                     1,670,000     785,960
    City Developments, Ltd.                                         589,900   3,872,095
#*  Cityneon Holdings, Ltd.                                         101,600      69,856
    Civmec, Ltd.                                                    140,000      66,812
    ComfortDelGro Corp., Ltd.                                     2,487,369   4,256,363
*   Cordlife Group, Ltd.                                             93,800      64,573
#*  COSCO Corp. Singapore, Ltd.                                   4,515,100     897,029
    CSE Global, Ltd.                                              1,874,300     610,358
    CWT, Ltd.                                                     1,141,600   1,617,616
#   Dairy Farm International Holdings, Ltd.                         103,300     865,373
    DBS Group Holdings, Ltd.                                      1,190,553  16,096,231
    Del Monte Pacific, Ltd.                                       1,624,882     388,187
#   Delfi, Ltd.                                                     171,000     271,665
*   DMX Technologies Group, Ltd.                                    256,000       3,696
*   Dyna-Mac Holdings, Ltd.                                       1,489,000     187,080
    Elec & Eltek International Co., Ltd.                             20,000      20,399
#*  Ezion Holdings, Ltd.                                          7,827,148   2,286,876
#*  Ezra Holdings, Ltd.                                          10,009,145     340,177
*   Falcon Energy Group, Ltd.                                     1,074,000     108,442
    Far East Orchard, Ltd.                                          265,236     277,624
#   First Resources, Ltd.                                         2,225,500   3,037,211
*   FJ Benjamin Holdings, Ltd.                                       92,800       3,873
*   Food Empire Holdings, Ltd.                                      363,900     146,339
    Fragrance Group, Ltd.                                         1,448,000     179,928
    Frasers Centrepoint, Ltd.                                       227,200     254,092
    Fu Yu Corp., Ltd.                                               468,100      65,128
*   Gallant Venture, Ltd.                                         1,738,000     151,894
    Genting Singapore P.L.C.                                      2,770,400   1,910,846
#*  Geo Energy Resources, Ltd.                                    1,097,000     197,919
    GL, Ltd.                                                      1,389,300     774,342
    Global Logistic Properties, Ltd.                              1,590,500   2,931,261
*   Global Premium Hotels, Ltd.                                     115,840      24,471
    Golden Agri-Resources, Ltd.                                  16,933,769   5,093,564
    GP Industries, Ltd.                                             174,000      70,005
    Great Eastern Holdings, Ltd.                                     43,400     633,753
#   GSH Corp., Ltd.(BYW6G16)                                        166,660      62,556
    GSH Corp., Ltd.(BYW6G38)                                        270,100     101,574
    GuocoLand, Ltd.                                                 453,821     590,880
*   Halcyon Agri Corp., Ltd.                                        763,346     381,262
    Health Management International, Ltd.                           293,200     133,839
    Hi-P International, Ltd.                                        525,000     187,248
    Hiap Hoe, Ltd.                                                  128,000      63,434

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
SINGAPORE -- (Continued)
    Ho Bee Land, Ltd.                                               748,400 $ 1,181,793
    Hong Fok Corp., Ltd.                                            988,988     465,393
    Hong Leong Asia, Ltd.                                           216,000     138,208
    Hongkong Land Holdings, Ltd.                                    250,000   1,688,433
    Hotel Grand Central, Ltd.                                       150,866     148,827
    Hour Glass, Ltd. (The)                                          150,000      65,997
    Hutchison Port Holdings Trust                                15,070,500   6,409,860
    Hwa Hong Corp., Ltd.                                            280,000      60,591
#   Hyflux, Ltd.                                                  1,834,300     675,930
    Indofood Agri Resources, Ltd.                                 1,731,400     658,414
*   InnoTek, Ltd.                                                    87,000      19,763
#   Innovalues, Ltd.                                                711,800     508,238
    IPC Corp., Ltd.                                                 115,900      43,106
    Japfa, Ltd.                                                   1,836,500   1,354,989
    Jardine Cycle & Carriage, Ltd.                                   81,197   2,380,964
*   Jurong Technologies Industrial Corp., Ltd.                      213,200          --
    k1 Ventures, Ltd.                                               356,440     225,037
#   Keppel Corp., Ltd.                                            2,064,500   9,059,198
#   Keppel Infrastructure Trust                                   2,077,653     729,724
    Keppel Telecommunications & Transportation, Ltd.                282,400     338,806
    Koh Brothers Group, Ltd.                                        193,000      36,899
    KSH Holdings, Ltd.                                               25,300       9,718
    Lian Beng Group, Ltd.                                         1,512,000     497,405
    Low Keng Huat Singapore, Ltd.                                   293,000     120,819
    Lum Chang Holdings, Ltd.                                        160,000      39,700
#   M1, Ltd.                                                        883,000   1,258,358
    Mandarin Oriental International, Ltd.                             7,600       9,508
    Metro Holdings, Ltd.                                            183,300     137,892
    Mewah International, Inc.                                        47,900      10,984
    Midas Holdings, Ltd.                                          4,421,200     720,546
#*  Nam Cheong, Ltd.                                              5,757,000     229,541
    Nera Telecommunications, Ltd.                                    43,600      11,446
#*  Noble Group, Ltd.                                            39,390,300   4,763,897
    NSL, Ltd.                                                        75,000      86,574
#   Olam International, Ltd.                                        959,000   1,351,291
    OUE, Ltd.                                                     1,151,300   1,494,658
    Oversea-Chinese Banking Corp., Ltd.                           1,793,287  11,960,521
#   Oxley Holdings, Ltd.                                            838,100     276,945
    Pacc Offshore Services Holdings, Ltd.                            79,700      20,777
    Pacific Radiance, Ltd.                                           92,100      10,455
    Pan-United Corp., Ltd.                                          268,000     117,225
    Penguin International, Ltd.                                     434,733      76,182
#   Q&M Dental Group Singapore, Ltd.                                679,400     327,373
    QAF, Ltd.                                                       659,584     680,036
*   Raffles Education Corp., Ltd.                                 2,126,667     292,372
#   Raffles Medical Group, Ltd.                                   1,829,153   1,925,442
    RHT Health Trust                                              1,166,100     760,578
*   Rickmers Maritime                                                50,100         924
#   Riverstone Holdings, Ltd.                                       208,400     130,299
#   Rotary Engineering, Ltd.                                        691,700     181,526
    SATS, Ltd.                                                    1,233,392   4,622,023
    SBS Transit, Ltd.                                                54,000      84,190
#   SembCorp Industries, Ltd.                                     3,733,400   8,337,746

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
SINGAPORE -- (Continued)
#   SembCorp Marine, Ltd.                                        1,903,200 $  2,013,681
    Sheng Siong Group, Ltd.                                      1,827,000    1,206,097
    SHS Holdings, Ltd.                                             882,200      141,108
    SIA Engineering Co., Ltd.                                       80,000      197,731
*   SIIC Environment Holdings, Ltd.                              1,387,180      576,703
#   Sinarmas Land, Ltd.                                          4,187,100    1,333,945
    Sing Holdings, Ltd.                                            263,000       58,732
    Singapore Airlines, Ltd.                                     1,357,100    9,558,098
    Singapore Exchange, Ltd.                                       689,100    3,624,695
#   Singapore Post, Ltd.                                         4,478,516    4,669,189
#   Singapore Press Holdings, Ltd.                               1,035,600    2,539,514
    Singapore Reinsurance Corp., Ltd.                               55,000       11,969
    Singapore Shipping Corp., Ltd.                                 137,000       23,947
    Singapore Technologies Engineering, Ltd.                       921,500    2,159,569
    Singapore Telecommunications, Ltd.                           3,054,350    8,397,606
#   Sino Grandness Food Industry Group, Ltd.                     1,661,800      307,089
    Stamford Land Corp., Ltd.                                    1,159,400      419,728
#   StarHub, Ltd.                                                1,125,510    2,369,707
    Sunningdale Tech, Ltd.                                         522,280      416,066
*   SunVic Chemical Holdings, Ltd.                                 638,600       39,298
    Super Group, Ltd.                                            2,253,700    2,061,703
#*  Swiber Holdings, Ltd.                                        1,301,500       75,540
#*  Tat Hong Holdings, Ltd.                                        919,900      235,502
    Thakral Corp., Ltd.                                             39,650        6,729
    Tiong Woon Corp. Holding, Ltd.                                 160,750       28,372
    Tuan Sing Holdings, Ltd.                                     2,289,295      487,473
    UMS Holdings, Ltd.                                           1,435,850      630,347
    United Engineers, Ltd.                                       2,207,104    4,431,549
#   United Industrial Corp., Ltd.                                  706,623    1,419,263
    United Overseas Bank, Ltd.                                     900,449   13,391,436
    UOB-Kay Hian Holdings, Ltd.                                    530,314      478,684
    UOL Group, Ltd.                                              1,256,488    5,690,728
    UPP Holdings, Ltd.                                           1,027,400      229,816
    Valuetronics Holdings, Ltd.                                    705,800      275,376
    Venture Corp., Ltd.                                            889,700    6,436,154
#   Vibrant Group, Ltd.                                          1,044,717      253,115
    Vicom, Ltd.                                                      2,400        9,660
    Wee Hur Holdings, Ltd.                                         917,300      159,770
    Wheelock Properties Singapore, Ltd.                            226,347      262,068
    Wilmar International, Ltd.                                     583,900    1,606,898
#   Wing Tai Holdings, Ltd.                                      1,901,424    2,344,597
    Yeo Hiap Seng, Ltd.                                             63,135       62,649
    YHI International, Ltd.                                         48,000       10,521
*   Yongnam Holdings, Ltd.                                         891,000      124,294
*   Yuuzoo Corp., Ltd.                                           2,611,300      264,046
    Zhongmin Baihui Retail Group, Ltd.                               7,800        6,151
                                                                           ------------
TOTAL SINGAPORE                                                             206,486,220
                                                                           ------------
SPAIN -- (2.2%)
    Abertis Infraestructuras SA                                    274,221    3,929,501
    Acciona SA                                                     119,856    9,298,238
    Acerinox SA                                                    474,493    6,525,094
    ACS Actividades de Construccion y Servicios SA                 305,548    9,417,097

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
SPAIN -- (Continued)
#   Adveo Group International SA                                     60,265 $   248,763
    Aena SA                                                          32,249   4,689,881
    Almirall SA                                                     205,620   3,314,524
    Amadeus IT Group SA                                             279,721  12,940,127
#*  Amper SA                                                      2,069,614     580,756
    Applus Services SA                                              215,096   2,458,561
    Atresmedia Corp. de Medios de Comunicacion SA                   149,536   1,701,786
    Azkoyen SA                                                       24,465     207,390
    Banco Bilbao Vizcaya Argentaria SA                            2,350,347  15,983,747
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR              1,030,502   7,017,719
    Banco de Sabadell SA                                         11,843,883  17,880,913
#   Banco Popular Espanol SA                                      3,514,424   3,639,127
#   Banco Santander SA                                            8,636,362  48,250,176
    Banco Santander SA Sponsored ADR                              2,375,051  13,205,283
    Bankia SA                                                     5,941,983   6,281,611
    Bankinter SA                                                  1,431,999  11,526,291
*   Baron de Ley                                                      4,117     486,527
#   Bolsas y Mercados Espanoles SHMSF SA                            206,671   6,524,561
    CaixaBank SA                                                  2,884,956  10,574,778
*   Caja de Ahorros del Mediterraneo                                 21,176          --
#   Cellnex Telecom SA                                              281,782   4,012,507
#*  Cementos Portland Valderrivas SA                                 43,783     281,832
    Cia de Distribucion Integral Logista Holdings SA                 57,068   1,379,436
    Cie Automotive SA                                               153,840   2,862,113
    Construcciones y Auxiliar de Ferrocarriles SA                    50,840   2,064,504
#*  Deoleo SA                                                     1,224,539     351,155
#   Distribuidora Internacional de Alimentacion SA                1,263,112   6,685,378
#*  Duro Felguera SA                                                288,197     370,775
    Ebro Foods SA                                                   169,495   3,498,096
*   eDreams ODIGEO SA                                               120,270     408,436
    Elecnor SA                                                       15,921     159,673
    Enagas SA                                                       375,999   9,234,250
    Ence Energia y Celulosa SA                                      783,608   2,091,587
    Endesa SA                                                       264,806   5,460,966
*   Ercros SA                                                       618,642   1,453,395
    Euskaltel SA                                                     28,940     267,168
    Faes Farma SA                                                   577,709   2,142,014
    Ferrovial SA                                                    258,471   4,691,848
    Fluidra SA                                                       14,628      68,990
    Gamesa Corp. Tecnologica SA                                     811,936  17,073,762
    Gas Natural SDG SA                                              678,763  13,093,345
    Grifols SA                                                      197,556   4,241,145
    Grupo Catalana Occidente SA                                     106,302   3,465,418
*   Grupo Empresarial San Jose SA                                    37,887     144,350
#*  Grupo Ezentis SA                                                527,768     307,522
    Iberdrola SA(B288C92)                                         6,182,145  39,047,254
    Iberdrola SA(BYXLF46)                                           137,381     865,197
    Iberpapel Gestion SA                                              4,163     116,498
*   Indra Sistemas SA                                               248,919   2,742,004
    Industria de Diseno Textil SA                                   226,206   7,481,881
    Inmobiliaria Colonial SA                                        549,142   4,036,547
*   Liberbank SA                                                  1,490,933   1,654,898
    Mapfre SA                                                     3,566,931  10,815,114

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
SPAIN -- (Continued)
    Mediaset Espana Comunicacion SA                                684,915 $  8,383,038
    Melia Hotels International SA                                  204,203    2,626,028
    Miquel y Costas & Miquel SA                                     50,646    1,343,277
*   NH Hotel Group SA                                              375,924    1,663,545
#   Obrascon Huarte Lain SA                                        508,359    1,726,655
    Papeles y Cartones de Europa SA                                217,184    1,311,100
*   Pescanova SA                                                    22,953           --
*   Pharma Mar SA                                                  286,404      935,840
    Prim SA                                                          5,102       49,024
#*  Promotora de Informaciones SA Class A                          203,758    1,155,676
    Prosegur Cia de Seguridad SA                                   505,228    3,183,995
#*  Quabit Inmobiliaria SA                                         131,430      343,471
*   Realia Business SA                                             287,785      280,633
    Red Electrica Corp. SA                                         375,200    6,709,338
    Repsol SA                                                    1,126,121   16,691,013
    Repsol SA Sponsored ADR                                        311,332    4,626,398
#*  Sacyr SA                                                     1,779,008    4,632,967
    Saeta Yield SA                                                  38,749      345,613
#*  Solaria Energia y Medio Ambiente SA                             34,875       38,210
#*  Talgo SA                                                       155,055      778,697
    Tecnicas Reunidas SA                                            62,479    2,480,813
    Tecnocom Telecomunicaciones y Energia SA                        77,216      359,260
    Telefonica SA                                                1,813,853   17,549,199
    Telefonica SA Sponsored ADR                                    237,585    2,290,319
    Tubacex SA                                                     410,780    1,284,777
#*  Tubos Reunidos SA                                              577,040      573,820
    Vidrala SA                                                      39,404    2,138,546
    Viscofan SA                                                    103,258    5,250,897
#*  Vocento SA                                                      61,660       85,347
    Zardoya Otis SA                                                266,358    2,248,302
                                                                           ------------
TOTAL SPAIN                                                                 440,337,307
                                                                           ------------
SWEDEN -- (2.7%)
#   AAK AB                                                          70,604    4,688,684
    Acando AB                                                      329,707    1,107,727
*   AddLife AB                                                      17,068      282,741
    AddTech AB Class B                                              61,442    1,061,266
    AF AB Class B                                                  151,565    3,027,014
#   Alfa Laval AB                                                  226,195    4,228,982
*   Arise AB                                                         1,101        2,554
    Assa Abloy AB Class B                                          643,444   12,175,547
    Atlas Copco AB Class A                                         158,826    5,093,824
    Atlas Copco AB Class B                                         135,572    3,931,785
    Atrium Ljungberg AB Class B                                     77,263    1,201,150
    Avanza Bank Holding AB                                          46,885    2,147,171
    Axfood AB                                                      136,432    2,243,312
    B&B Tools AB Class B                                            66,537    1,524,298
*   BE Group AB                                                      1,386        8,133
    Beijer Alma AB                                                  40,576    1,136,759
    Beijer Electronics AB                                            2,424       10,803
    Beijer Ref AB                                                   12,301      298,064
    Betsson AB                                                     308,271    2,653,615
    Bilia AB Class A                                               170,680    4,100,829

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
SWEDEN -- (Continued)
    BillerudKorsnas AB                                             574,211 $ 9,566,411
    BioGaia AB Class B                                              32,653   1,182,434
    Biotage AB                                                      77,540     409,292
#   Bjorn Borg AB                                                   61,779     240,090
    Boliden AB                                                     992,847  28,963,710
*   Bonava AB                                                        9,140     140,215
*   Bonava AB Class B                                              220,402   3,393,389
    Bulten AB                                                       87,055     925,282
    Bure Equity AB                                                 251,483   2,837,968
#   Byggmax Group AB                                               258,400   1,752,531
    Castellum AB                                                   492,426   6,783,502
    Catena AB                                                          500       7,587
    Clas Ohlson AB Class B                                         116,768   1,842,188
    Cloetta AB Class B                                             584,597   1,971,669
    Com Hem Holding AB                                              61,874     649,153
    Concentric AB                                                  140,556   1,891,990
    Concordia Maritime AB Class B                                   86,745     142,296
#   Dios Fastigheter AB(B1323T9)                                   125,600     625,410
*   Dios Fastigheter AB(BDRJYQ4)                                   100,480     499,695
#*  Doro AB                                                         75,853     455,141
    Duni AB                                                        109,040   1,559,552
    Dustin Group AB                                                 16,381     123,906
    East Capital Explorer AB                                        92,103     700,026
    Elanders AB Class B                                              8,490     102,253
    Electrolux AB Series B                                         249,193   6,626,312
    Elekta AB Class B                                              559,258   5,059,989
#   Eltel AB                                                         2,534      14,331
    Enea AB                                                         36,872     409,718
    Fabege AB                                                      373,052   6,352,364
#   Fagerhult AB                                                    10,476     337,907
#*  Fastighets AB Balder Class B                                   115,403   2,362,043
#   Fenix Outdoor International AG                                     890      74,616
#*  Fingerprint Cards AB Class B                                   359,570   2,188,490
    Getinge AB Class B                                             337,295   5,449,021
    Granges AB                                                      95,240   1,057,263
    Gunnebo AB                                                     140,490     669,094
    Haldex AB                                                      275,841   3,752,760
    Hemfosa Fastigheter AB                                         305,001   2,821,777
    Hennes & Mauritz AB Class B                                    226,225   6,472,743
    Hexagon AB Class B                                             206,207   8,156,864
    Hexpol AB                                                      597,878   5,790,541
    HIQ International AB                                           235,318   1,710,598
#   Hoist Finance AB                                                 9,830      94,890
    Holmen AB Class B                                              210,410   7,698,573
    Hufvudstaden AB Class A                                        187,149   2,981,946
    Husqvarna AB Class A                                           104,942     880,844
    Husqvarna AB Class B                                         1,136,601   9,519,393
#   ICA Gruppen AB                                                 127,963   4,181,666
    Indutrade AB                                                   182,588   3,705,222
#   Intrum Justitia AB                                             198,564   6,684,847
    Inwido AB                                                       32,869     353,700
    ITAB Shop Concept AB Class B                                    21,633     207,964
    JM AB                                                          341,285  10,291,447

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
SWEDEN -- (Continued)
    KappAhl AB                                                     280,425 $ 1,677,675
#*  Karo Pharma AB                                                  56,668     165,378
    Kindred Group P.L.C.                                           541,038   4,565,641
    Klovern AB Class B                                           1,190,234   1,253,400
    KNOW IT AB                                                      39,323     388,288
    Kungsleden AB                                                  403,430   2,599,437
    Lagercrantz Group AB Class B                                    89,091     812,133
    Lifco AB Class B                                                 5,375     153,696
    Lindab International AB                                        363,825   3,162,490
    Loomis AB Class B                                              290,958   8,515,666
*   Lundin Petroleum AB                                            188,014   4,057,422
#*  Medivir AB Class B                                             132,889   1,326,860
#   Mekonomen AB                                                    82,737   1,768,667
    Millicom International Cellular SA                             115,263   5,708,085
    Modern Times Group MTG AB Class B                              233,961   7,211,166
#   MQ Holding AB                                                  150,725     599,151
#   Mycronic AB                                                    245,286   2,797,235
    NCC AB Class B                                                 241,165   5,931,309
    Nederman Holding AB                                                402       9,579
#*  Net Insight AB Class B                                         768,751     729,264
    NetEnt AB                                                      282,756   2,268,668
    New Wave Group AB Class B                                      259,517   1,616,193
    Nibe Industrier AB Class B                                     734,680   6,058,915
    Nobia AB                                                       497,301   4,471,388
    Nobina AB                                                       46,691     288,784
    Nolato AB Class B                                              139,465   4,132,741
    Nordea Bank AB                                               1,937,617  23,391,438
    OEM International AB Class B                                     9,558     174,765
    Opus Group AB                                                  759,635     678,313
    Oriflame Holding AG                                             83,700   2,540,643
    Pandox AB                                                       10,856     173,864
    Peab AB                                                        787,577   6,452,565
    Pricer AB Class B                                              475,277     572,033
    Proact IT Group AB                                              23,436     418,729
    Probi AB                                                        10,465     623,496
#*  Qliro Group AB                                                 284,817     355,480
    Ratos AB Class B                                               885,665   4,775,808
#   RaySearch Laboratories AB                                       31,327     654,706
    Recipharm AB Class B                                             4,465      63,657
    Rezidor Hotel Group AB                                         210,523     851,524
    Rottneros AB                                                    72,912      65,908
    Saab AB Class B                                                199,543   8,148,926
#   Sagax AB Class B                                                55,604     507,036
    Sandvik AB                                                     692,087   9,342,208
#*  SAS AB                                                         667,933   1,081,719
    Scandi Standard AB                                             119,135     763,018
    Securitas AB Class B                                           591,477   9,418,284
    Semcon AB                                                       30,332     167,199
#*  Sensys Gatso Group AB                                          185,037      25,512
    Skandinaviska Enskilda Banken AB Class A                       968,988  10,884,459
#   Skandinaviska Enskilda Banken AB Class C                        13,293     152,871
    Skanska AB Class B                                             449,043  10,979,150
    SKF AB Class A                                                  19,022     382,157

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
SWEDEN -- (Continued)
    SKF AB Class B                                                 522,799 $ 10,519,667
    SkiStar AB                                                      54,321      956,652
#*  SSAB AB Class A(B17H0S8)                                       825,024    3,391,207
#*  SSAB AB Class A(BPRBWK4)                                        89,315      367,430
*   SSAB AB Class B(B17H3F6)                                     1,913,757    6,450,921
*   SSAB AB Class B(BPRBWM6)                                       505,629    1,704,132
    Svenska Cellulosa AB SCA Class A                                29,899      944,114
    Svenska Cellulosa AB SCA Class B                               641,105   19,291,864
    Svenska Handelsbanken AB Class A                               974,160   14,542,949
    Svenska Handelsbanken AB Class B                                25,148      375,733
    Sweco AB Class B                                               117,077    2,584,019
    Swedbank AB Class A                                            515,394   13,031,757
    Swedish Match AB                                               232,196    7,559,544
#   Swedol AB Class B                                               15,119       43,105
    Systemair AB                                                     4,331       62,653
    Tele2 AB Class B                                             1,025,798    9,044,105
#   Telefonaktiebolaget LM Ericsson Class A                         49,162      294,898
    Telefonaktiebolaget LM Ericsson Class B                      1,509,063    8,931,133
    Telefonaktiebolaget LM Ericsson Sponsored ADR                  527,787    3,108,665
    Telia Co AB                                                  2,988,187   12,121,392
    Thule Group AB (The)                                            47,911      777,260
    Transcom Worldwide AB                                            2,577       25,792
    Trelleborg AB Class B                                          522,722   10,844,184
#   Victoria Park AB Class B                                       205,311      528,132
    Vitrolife AB                                                    29,523    1,371,855
    Volvo AB Class A                                               243,018    3,107,625
    Volvo AB Class B                                             1,333,823   17,069,953
    Wallenstam AB Class B                                          403,549    3,167,173
    Wihlborgs Fastigheter AB                                       163,286    3,116,899
                                                                           ------------
TOTAL SWEDEN                                                                544,846,383
                                                                           ------------
SWITZERLAND -- (5.9%)
    ABB, Ltd.                                                    1,450,592   34,568,817
    ABB, Ltd. Sponsored ADR                                        431,204   10,271,279
    Actelion, Ltd.                                                  97,707   25,510,572
    Adecco Group AG                                                254,745   18,228,227
    Allreal Holding AG                                              49,173    7,468,446
*   Alpiq Holding AG                                                 4,577      384,061
    ALSO Holding AG                                                  6,330      630,420
#   ams AG                                                         217,282    7,485,256
    APG SGA SA                                                       2,377    1,081,766
*   Arbonia AG                                                     169,156    2,915,529
#   Aryzta AG                                                      266,804    7,349,152
#   Ascom Holding AG                                               138,303    2,318,672
    Autoneum Holding AG                                             13,351    3,491,523
    Bachem Holding AG Class B                                        8,585      948,019
    Baloise Holding AG                                             157,761   20,313,763
    Bank Coop AG                                                     6,201      271,239
    Banque Cantonale de Geneve                                       1,499      448,603
    Banque Cantonale Vaudoise                                       11,728    8,011,512
    Barry Callebaut AG                                               6,439    7,967,482
#   Basler Kantonalbank                                              6,402      440,142
    Belimo Holding AG                                                  900    2,892,706

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
SWITZERLAND -- (Continued)
    Bell AG                                                          2,576 $ 1,084,814
    Bellevue Group AG                                               29,072     505,699
#   Berner Kantonalbank AG                                           7,018   1,295,055
    BKW AG                                                          33,146   1,674,253
    Bobst Group SA                                                  39,347   2,873,021
    Bossard Holding AG Class A                                      27,272   4,541,121
    Bucher Industries AG                                            29,831   8,096,109
#   Burckhardt Compression Holding AG                                7,696   2,271,542
    Burkhalter Holding AG                                            6,961     982,428
    Calida Holding AG                                                4,907     184,174
    Carlo Gavazzi Holding AG                                           263      69,502
    Cembra Money Bank AG                                            83,860   6,331,790
    Cham Paper Holding AG                                                5       1,662
    Chocoladefabriken Lindt & Spruengli AG                              43   2,788,921
    Cie Financiere Richemont SA                                    372,650  29,021,871
    Cie Financiere Tradition SA                                      2,007     163,300
    Clariant AG                                                  1,141,868  21,400,024
    Coltene Holding AG                                              10,958     855,393
    Conzzeta AG                                                      1,984   1,591,701
    COSMO Pharmaceuticals NV                                         4,650     790,895
    Credit Suisse Group AG                                       1,108,038  16,914,336
    Credit Suisse Group AG Sponsored ADR                           383,780   5,833,450
    Daetwyler Holding AG                                            20,483   3,124,775
    DKSH Holding AG                                                 73,275   5,417,515
    dormakaba Holding AG                                             7,475   5,803,850
*   Dottikon Es Holding AG                                              89      48,938
*   Dufry AG                                                       116,556  16,639,119
    Edmond de Rothschild Suisse SA                                      10     143,785
    EFG International AG                                           274,747   1,667,786
    Emmi AG                                                          8,985   5,632,735
    EMS-Chemie Holding AG                                            8,963   4,626,720
    Energiedienst Holding AG                                         8,178     213,979
#*  Evolva Holding SA                                              108,136      57,186
    Feintool International Holding AG                                4,123     522,635
    Flughafen Zuerich AG                                            76,265  14,998,256
    Forbo Holding AG                                                 3,590   4,950,767
    Galenica AG                                                     13,882  15,220,124
    GAM Holding AG                                                 597,593   6,097,783
    Geberit AG                                                      26,707  11,414,295
    Georg Fischer AG                                                14,402  11,869,200
    Givaudan SA                                                      5,549  10,003,962
    Gurit Holding AG                                                 2,160   1,673,738
    Helvetia Holding AG                                             27,318  15,458,511
#   HOCHDORF Holding AG                                              3,113     955,725
    Huber & Suhner AG                                               25,237   1,572,171
    Implenia AG                                                     61,789   4,625,295
    Inficon Holding AG                                               6,140   2,594,178
    Interroll Holding AG                                             2,044   2,398,427
    Intershop Holding AG                                             3,976   2,013,000
    IWG P.L.C.                                                   2,841,217   8,950,781
    Julius Baer Group, Ltd.                                        376,644  17,706,312
    Kardex AG                                                       30,650   3,074,201
    Komax Holding AG                                                13,340   3,499,882

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
SWITZERLAND -- (Continued)
    Kudelski SA                                                    186,046 $  3,408,469
    Kuehne + Nagel International AG                                 24,719    3,382,250
    LafargeHolcim, Ltd.(7110753)                                   274,872   14,800,155
    LafargeHolcim, Ltd.(BZ3DNX4)                                   170,271    9,097,060
*   Lastminute.com NV                                                4,371       64,568
    LEM Holding SA                                                   2,543    2,376,441
    Liechtensteinische Landesbank AG                                13,276      601,168
#*  LifeWatch AG                                                    13,515      156,628
    Logitech International SA(B18ZRK2)                             342,549    9,810,564
    Logitech International SA(H50430232)                           159,615    4,576,162
#   Lonza Group AG                                                 137,847   25,325,129
    Luzerner Kantonalbank AG                                         7,055    2,921,403
    MCH Group AG                                                        56        4,021
    Metall Zug AG Class B                                              474    1,703,538
*   Meyer Burger Technology AG                                     318,317      255,268
    Mikron Holding AG                                               48,480      292,001
#   Mobilezone Holding AG                                           62,772      924,873
    Mobimo Holding AG                                               23,492    6,151,326
    Nestle SA                                                    2,417,067  177,085,232
    Novartis AG                                                    325,241   24,011,744
    Novartis AG Sponsored ADR                                      794,013   58,693,441
#   OC Oerlikon Corp. AG                                           999,045   11,333,768
*   Orascom Development Holding AG                                  15,666       79,221
#   Orell Fuessli Holding AG                                           522       65,445
    Orior AG                                                        17,931    1,452,965
    Panalpina Welttransport Holding AG                              20,317    2,512,169
    Partners Group Holding AG                                       18,244    9,219,929
    Phoenix Mecano AG                                                1,420      716,461
    Plazza AG                                                        2,404      541,431
    PSP Swiss Property AG                                           84,413    7,595,488
    Rieter Holding AG                                               15,515    2,945,088
    Roche Holding AG(7108918)                                        5,040    1,214,571
    Roche Holding AG(7110388)                                      153,905   36,467,513
    Romande Energie Holding SA                                         451      573,716
#*  Schaffner Holding AG                                               917      237,432
    Schindler Holding AG                                             7,522    1,416,976
*   Schmolz + Bickenbach AG                                      1,734,749    1,159,601
    Schweiter Technologies AG                                        3,283    3,701,620
    SFS Group AG                                                     3,763      331,029
    SGS SA                                                           2,507    5,319,311
    Siegfried Holding AG                                            17,160    3,736,379
    Sika AG                                                          4,302   22,608,083
    Sonova Holding AG                                               85,930   11,377,572
    St Galler Kantonalbank AG                                        5,657    2,290,044
    Straumann Holding AG                                            14,093    5,687,457
    Sulzer AG                                                       75,586    8,554,684
    Sunrise Communications Group AG                                108,670    7,366,377
#   Swatch Group AG (The)(7184725)                                  35,948   12,740,155
    Swatch Group AG (The)(7184736)                                  55,017    3,844,038
    Swiss Life Holding AG                                           78,674   23,884,430
    Swiss Prime Site AG                                             87,521    7,290,778
    Swiss Re AG                                                    271,435   25,365,227
    Swisscom AG                                                     18,979    8,372,509

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES      VALUE++
                                                                 --------- --------------
SWITZERLAND -- (Continued)
    Swisscom AG Sponsored ADR                                        5,100 $      224,961
    Swissquote Group Holding SA                                     33,765        827,488
    Syngenta AG                                                     92,858     39,465,897
    Syngenta AG ADR                                                186,904     15,894,316
    Tamedia AG                                                       3,689        552,805
    Tecan Group AG                                                  19,456      3,050,954
    Temenos Group AG                                               107,910      7,846,486
    Thurgauer Kantonalbank                                             468         42,204
    u-blox Holding AG                                               16,966      3,062,864
    UBS Group AG(BRJL176)                                        1,180,682     19,187,651
*   UBS Group AG(H42097107)                                        309,513      4,986,254
    Valiant Holding AG                                              41,886      4,453,130
    Valora Holding AG                                               15,895      5,320,442
    Vaudoise Assurances Holding SA                                   2,969      1,476,134
    Vetropack Holding AG                                               510        961,204
*   Von Roll Holding AG                                             80,625         48,399
    Vontobel Holding AG                                            120,871      6,767,811
    VP Bank AG                                                       1,402        153,421
    VZ Holding AG                                                    3,643      1,097,114
    Walliser Kantonalbank                                            1,730        134,980
    Walter Meier AG                                                  3,375        126,529
    Warteck Invest AG                                                   13         24,252
    Ypsomed Holding AG                                               5,356        992,665
*   Zehnder Group AG                                                31,712      1,059,749
    Zug Estates Holding AG Class B                                     203        341,238
    Zuger Kantonalbank AG                                              153        796,698
    Zurich Insurance Group AG                                       97,455     28,064,467
                                                                           --------------
TOTAL SWITZERLAND                                                           1,177,846,899
                                                                           --------------
UNITED KINGDOM -- (14.9%)
    3i Group P.L.C.                                              1,821,306     16,088,981
    4imprint Group P.L.C.                                            2,861         59,907
    888 Holdings P.L.C.                                          1,027,066      2,899,841
    A.G. Barr P.L.C.                                               195,534      1,237,129
    AA P.L.C.                                                      873,609      2,687,230
    Aberdeen Asset Management P.L.C.                             3,022,567     10,003,058
    Acacia Mining P.L.C.                                           783,012      4,246,149
    Acal P.L.C.                                                    129,332        380,963
    Admiral Group P.L.C.                                           263,267      5,898,257
#*  Afren P.L.C.                                                 2,504,224             --
    Aggreko P.L.C.                                                 829,118     10,535,874
    Air Partner P.L.C.                                              28,290         38,988
*   Aldermore Group P.L.C.                                          10,475         28,858
*   Alizyme P.L.C.                                                  42,517             --
    Alumasc Group P.L.C. (The)                                       8,807         19,390
    Amec Foster Wheeler P.L.C.                                   1,018,823      5,696,286
*   Anglo American P.L.C.                                        1,600,113     27,583,208
    Anglo Pacific Group P.L.C.                                     479,608        797,118
    Anglo-Eastern Plantations P.L.C.                                 8,036         72,399
#   Antofagasta P.L.C.                                           1,230,824     13,004,493
    Arrow Global Group P.L.C.                                      226,459        884,298
    Ashmore Group P.L.C.                                         1,343,705      5,257,291
    Ashtead Group P.L.C.                                         1,005,461     20,385,080

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
UNITED KINGDOM -- (Continued)
    Associated British Foods P.L.C.                                247,224 $ 7,450,116
    AstraZeneca P.L.C.                                               5,511     292,463
    AstraZeneca P.L.C. Sponsored ADR                               981,542  26,727,389
    Auto Trader Group P.L.C.                                     1,282,652   6,478,189
    AVEVA Group P.L.C.                                             106,418   2,558,837
    Aviva P.L.C.                                                 5,302,684  31,926,807
    Avon Rubber P.L.C.                                              15,166     196,446
    B&M European Value Retail SA                                 1,147,714   4,348,465
    Babcock International Group P.L.C.                           1,301,942  14,662,976
    BAE Systems P.L.C.                                           2,858,737  20,996,542
    Balfour Beatty P.L.C.                                        2,455,463   8,013,080
    Barclays P.L.C.                                                233,484     647,993
    Barclays P.L.C. Sponsored ADR                                2,371,788  26,255,693
    Barratt Developments P.L.C.                                  2,514,681  15,164,908
    BBA Aviation P.L.C.                                          3,228,414  11,386,356
    Beazley P.L.C.                                               2,434,917  12,456,059
    Bellway P.L.C.                                                 639,428  20,041,379
    Berendsen P.L.C.                                               771,074   8,096,390
    Berkeley Group Holdings P.L.C.                                 473,027  16,707,081
    BGEO Group P.L.C.                                               56,630   2,108,362
    BHP Billiton P.L.C.                                            387,667   7,070,191
    BHP Billiton P.L.C. ADR                                        721,817  26,411,284
    Bloomsbury Publishing P.L.C.                                    58,768     125,175
    Bodycote P.L.C.                                                876,570   7,375,937
    Booker Group P.L.C.                                          5,063,036  13,000,599
    Bovis Homes Group P.L.C.                                       779,818   8,116,949
    BP P.L.C.                                                    4,977,533  29,728,486
    BP P.L.C. Sponsored ADR                                      2,639,486  94,968,715
    Braemar Shipping Services P.L.C.                                13,650      42,838
    Brammer P.L.C.                                                 115,258     238,671
    Brewin Dolphin Holdings P.L.C.                                 947,111   3,732,837
    British American Tobacco P.L.C.                                149,582   9,233,380
    British American Tobacco P.L.C. Sponsored ADR                  143,857  17,723,182
    Britvic P.L.C.                                                 579,626   4,569,513
    BT Group P.L.C.                                              1,441,822   5,529,407
    BT Group P.L.C. Sponsored ADR                                  272,564   5,276,839
*   BTG P.L.C.                                                     460,527   3,103,086
    Bunzl P.L.C.                                                   260,578   6,868,992
    Burberry Group P.L.C.                                          430,042   8,893,030
*   Cairn Energy P.L.C.                                          2,267,562   6,493,128
*   Cambian Group P.L.C.                                            24,457      46,164
    Cape P.L.C.                                                    418,451     950,615
    Capita P.L.C.                                                  309,173   1,950,617
#   Capital & Counties Properties P.L.C.                         1,145,231   3,928,974
    Carclo P.L.C.                                                   26,730      44,620
    Card Factory P.L.C.                                            112,263     352,859
#   Carillion P.L.C.                                             2,003,504   5,446,856
    Carnival P.L.C.                                                 43,538   2,329,231
    Carnival P.L.C. ADR                                            136,716   7,433,249
*   Carpetright P.L.C.                                               1,362       3,235
    Carr's Group P.L.C.                                             26,720      47,746
    Castings P.L.C.                                                 57,646     330,042
    Centamin P.L.C.                                              5,867,018  11,601,331

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
UNITED KINGDOM -- (Continued)
    Centaur Media P.L.C.                                            79,311 $    50,999
    Centrica P.L.C.                                              4,684,758  13,262,634
    Charles Stanley Group P.L.C.                                     6,583      25,039
    Charles Taylor P.L.C.                                           16,780      44,744
*   Chemring Group P.L.C.                                          801,352   1,936,491
    Chesnara P.L.C.                                                219,083     992,730
    Cineworld Group P.L.C.                                         871,669   6,746,327
*   Circassia Pharmaceuticals P.L.C.                                22,758      25,731
#   Clarkson P.L.C.                                                  8,761     258,678
    Close Brothers Group P.L.C.                                    642,212  11,745,216
*   CLS Holdings P.L.C.                                              3,602      72,481
    Cobham P.L.C.                                                5,055,042   8,650,104
    Coca-Cola HBC AG                                               415,356   9,494,244
    Communisis P.L.C.                                              778,665     450,152
    Compass Group P.L.C.                                           781,154  13,902,231
    Computacenter P.L.C.                                           253,815   2,534,051
    Connect Group P.L.C.                                           338,316     587,621
    Consort Medical P.L.C.                                          78,359     960,094
    Costain Group P.L.C.                                           302,586   1,414,391
    Countrywide P.L.C.                                              82,670     183,312
    Cranswick P.L.C.                                               150,994   4,402,809
    Crest Nicholson Holdings P.L.C.                                414,282   2,647,070
    Croda International P.L.C.                                     234,315   9,894,410
*   CYBG P.L.C.                                                    412,476   1,477,184
    Daejan Holdings P.L.C.                                           5,686     453,320
    Daily Mail & General Trust P.L.C. Class A                      958,964   8,375,125
#   Dairy Crest Group P.L.C.                                       518,516   3,883,820
    DCC P.L.C.                                                     161,768  13,048,726
    De La Rue P.L.C.                                               358,177   2,662,616
    Debenhams P.L.C.                                             3,980,152   2,635,149
    Dechra Pharmaceuticals P.L.C.                                  219,497   4,026,135
    Devro P.L.C.                                                   601,156   1,247,827
    Diageo P.L.C.                                                   41,007   1,139,086
    Diageo P.L.C. Sponsored ADR                                    137,186  15,368,948
*   Dialight P.L.C.                                                 13,416     148,714
    Dignity P.L.C.                                                 159,875   4,922,440
    Diploma P.L.C.                                                 425,412   5,436,898
    Direct Line Insurance Group P.L.C.                           4,650,991  20,835,524
    Dixons Carphone P.L.C.                                       2,370,883   9,457,369
    Domino's Pizza Group P.L.C.                                  1,075,826   4,914,524
    Drax Group P.L.C.                                            1,055,968   4,931,249
    DS Smith P.L.C.                                              3,209,876  17,942,885
    Dunelm Group P.L.C.                                            139,540   1,196,010
    Dyson Group P.L.C                                                3,999          65
    E2V Technologies P.L.C.                                         98,826     337,135
    easyJet P.L.C.                                                 255,111   3,058,288
    Electrocomponents P.L.C.                                     1,728,656  10,572,012
    Elementis P.L.C.                                             2,168,543   7,331,277
#*  EnQuest P.L.C.                                               5,559,431   3,159,431
*   Enterprise Inns P.L.C.                                       2,452,558   4,088,698
    Entertainment One, Ltd.                                         19,170      55,712
    Equiniti Group P.L.C.                                           12,178      28,705
#   Essentra P.L.C.                                                730,655   3,772,628

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
UNITED KINGDOM -- (Continued)
    esure Group P.L.C.                                             552,544 $ 1,399,568
    Euromoney Institutional Investor P.L.C.                         70,875     998,420
*   Evraz P.L.C.                                                 1,217,869   3,425,585
    Experian P.L.C.                                                686,452  13,256,931
    FDM Group Holdings P.L.C.                                        2,919      21,973
    Fenner P.L.C.                                                  630,038   2,492,660
*   Ferrexpo P.L.C.                                                798,779   1,531,126
    Fidessa Group P.L.C.                                            89,205   2,590,224
*   Findel P.L.C.                                                   63,044     169,118
*   Firstgroup P.L.C.                                            3,289,469   4,313,330
*   Flybe Group P.L.C.                                              26,683      14,687
    Foxtons Group P.L.C.                                            93,014     113,821
    Fresnillo P.L.C.                                               207,353   3,806,261
    Fuller Smith & Turner P.L.C. Class A                            40,964     520,951
*   Future P.L.C.                                                  361,156      56,217
    G4S P.L.C.                                                   4,130,830  13,308,128
    Galliford Try P.L.C.                                           289,302   4,925,142
    Games Workshop Group P.L.C.                                      7,668      79,636
    Gem Diamonds, Ltd.                                             363,582     559,682
    Genus P.L.C.                                                   142,549   3,078,168
    GKN P.L.C.                                                   4,539,067  19,680,414
    GlaxoSmithKline P.L.C.                                         104,177   2,013,218
    GlaxoSmithKline P.L.C. Sponsored ADR                           560,985  22,052,320
*   Glencore P.L.C.                                              9,379,540  38,847,075
    Go-Ahead Group P.L.C.                                           89,396   2,531,200
*   Gocompare.Com Group P.L.C.                                     516,764     554,201
    Goodwin P.L.C.                                                      40         864
    Grafton Group P.L.C.                                           397,217   2,928,457
    Grainger P.L.C.                                                841,338   2,522,447
    Greencore Group P.L.C.                                       2,904,772   8,647,136
    Greene King P.L.C.                                           1,103,704   9,483,590
    Greggs P.L.C.                                                  464,156   5,695,206
    GVC Holdings P.L.C.                                            528,119   4,030,500
    Halfords Group P.L.C.                                          905,198   4,132,229
    Halma P.L.C.                                                 1,396,475  16,270,092
    Hargreaves Lansdown P.L.C.                                     305,977   5,227,169
    Harvey Nash Group P.L.C.                                        28,747      22,142
    Hays P.L.C.                                                  6,896,064  13,269,670
    Headlam Group P.L.C.                                           117,710     804,924
    Helical P.L.C.                                                 358,361   1,327,253
#   Henderson Group P.L.C.                                       3,197,095   8,824,345
    Henry Boot P.L.C.                                               54,535     142,038
#   Hikma Pharmaceuticals P.L.C.                                   314,409   7,241,829
    Hill & Smith Holdings P.L.C.                                   270,098   4,096,829
    Hilton Food Group P.L.C.                                         1,517      12,740
    Hiscox, Ltd.                                                 1,199,011  15,515,605
#   Hochschild Mining P.L.C.                                       816,146   2,543,591
    Hogg Robinson Group P.L.C.                                     159,073     143,134
    HomeServe P.L.C.                                               854,040   6,437,097
    Howden Joinery Group P.L.C.                                  1,378,559   6,567,333
    HSBC Holdings P.L.C.                                           396,265   3,380,503
    HSBC Holdings P.L.C. Sponsored ADR                           2,245,171  95,644,285
    Hunting P.L.C.                                                 542,162   3,806,975

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
UNITED KINGDOM -- (Continued)
    Huntsworth P.L.C.                                              265,818 $   130,187
    IG Group Holdings P.L.C.                                     1,392,633   9,361,969
#*  Imagination Technologies Group P.L.C.                          489,475   1,470,147
    IMI P.L.C.                                                   1,188,743  17,491,483
    Imperial Brands P.L.C.                                         378,719  17,545,153
    Imperial Brands P.L.C. Sponsored ADR                            25,186   1,188,527
    Inchcape P.L.C.                                              1,957,049  17,712,813
    Indivior P.L.C.                                              1,639,286   6,121,764
    Informa P.L.C.                                               2,361,112  19,409,297
    Inmarsat P.L.C.                                              1,052,361   8,062,978
    InterContinental Hotels Group P.L.C.                           128,528   5,968,435
    InterContinental Hotels Group P.L.C. ADR                        87,299   4,053,293
    Intermediate Capital Group P.L.C.                              194,921   1,701,893
#   International Consolidated Airlines Group SA(B5282K0)          165,139     992,839
    International Consolidated Airlines Group SA(B5M6XQ7)        1,443,614   8,691,250
    International Consolidated Airlines Group SA Sponsored ADR       6,425      77,518
*   International Ferro Metals, Ltd.                                20,587          44
    International Personal Finance P.L.C.                           58,355     128,485
    Interserve P.L.C.                                              435,066   1,771,543
    Intertek Group P.L.C.                                          327,922  14,037,241
    Investec P.L.C.                                              1,531,024  10,862,677
*   IP Group P.L.C.                                                219,340     531,108
    ITE Group P.L.C.                                               913,735   1,799,110
    ITV P.L.C.                                                   2,944,191   7,554,873
    J D Wetherspoon P.L.C.                                         503,257   5,939,575
    J Sainsbury P.L.C.                                           7,015,796  22,826,347
*   Jackpotjoy P.L.C.                                              166,000   1,263,409
    James Fisher & Sons P.L.C.                                     116,248   2,225,825
    Jardine Lloyd Thompson Group P.L.C.                            260,310   3,378,096
    JD Sports Fashion P.L.C.                                     1,088,120   4,765,882
    John Laing Group P.L.C.                                         10,901      36,216
    John Menzies P.L.C.                                            348,853   2,622,163
    John Wood Group P.L.C.                                       1,021,877  10,810,355
    Johnson Matthey P.L.C.                                         561,180  23,018,513
    JRP Group P.L.C.                                               212,339     390,484
    Jupiter Fund Management P.L.C.                               2,266,635  11,492,250
#*  Just Eat P.L.C.                                                510,726   3,478,242
*   KAZ Minerals P.L.C.                                          1,279,392   7,591,394
    KCOM Group P.L.C.                                            1,462,157   1,646,205
    Keller Group P.L.C.                                            224,992   2,304,576
    Kier Group P.L.C.                                              301,836   5,249,758
    Kingfisher P.L.C.                                            3,727,449  15,814,788
    Ladbrokes Coral Group P.L.C                                  3,480,932   5,240,926
    Laird P.L.C.                                                   825,927   1,725,297
*   Lamprell P.L.C.                                                633,715     730,316
    Lancashire Holdings, Ltd.                                      644,687   5,504,819
    Laura Ashley Holdings P.L.C.                                   224,765      53,866
    Lavendon Group P.L.C.                                          239,317     811,205
    Legal & General Group P.L.C.                                 7,662,031  22,723,252
*   Liberty Global P.L.C. Class A                                  115,018   4,195,857
*   Liberty Global P.L.C. Series C                                 281,606   9,892,819
*   Liberty Global P.L.C. LiLAC Class A                             15,722     361,920
*   Liberty Global P.L.C. LiLAC Class C                             38,496     859,231

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
UNITED KINGDOM -- (Continued)
    Lloyds Banking Group P.L.C.                                  46,732,230 $38,329,796
    Lloyds Banking Group P.L.C. ADR                               1,209,083   4,014,156
    London Stock Exchange Group P.L.C.                              342,457  13,710,665
*   Lonmin P.L.C.                                                   629,053   1,010,659
    Lookers P.L.C.                                                  712,461   1,120,420
    Low & Bonar P.L.C.                                              135,064     118,143
    LSL Property Services P.L.C.                                     21,370      55,082
    Man Group P.L.C.                                              4,885,574   8,203,881
    Management Consulting Group P.L.C.                              265,588      20,040
    Marks & Spencer Group P.L.C.                                  4,855,528  20,580,664
    Marshalls P.L.C.                                                511,075   1,863,833
    Marston's P.L.C.                                              2,882,221   4,788,096
    McBride P.L.C.                                                  571,695   1,168,229
    Mears Group P.L.C.                                              151,525     967,493
#   Mediclinic International P.L.C.                                 209,016   2,067,975
    Meggitt P.L.C.                                                2,045,342  10,787,041
    Melrose Industries P.L.C.                                     7,330,065  18,046,354
    Merlin Entertainments P.L.C.                                    638,815   3,840,639
#   Micro Focus International P.L.C.                                527,199  14,260,529
    Millennium & Copthorne Hotels P.L.C.                            441,848   2,404,359
    Mitchells & Butlers P.L.C.                                      766,638   2,575,858
#   Mitie Group P.L.C.                                            1,755,560   4,441,845
    MJ Gleeson P.L.C.                                                19,478     133,704
    Mondi P.L.C.                                                    690,162  15,254,051
    Moneysupermarket.com Group P.L.C.                             1,280,950   5,319,731
    Morgan Advanced Materials P.L.C.                                966,181   3,670,677
    Morgan Sindall Group P.L.C.                                      56,361     580,659
*   Mothercare P.L.C.                                               323,996     463,116
    N Brown Group P.L.C.                                            461,885   1,274,340
    National Express Group P.L.C.                                 1,573,721   6,712,971
    National Grid P.L.C.                                             14,459     169,361
    National Grid P.L.C. Sponsored ADR                              167,434   9,789,865
    NCC Group P.L.C.                                                 95,153     221,797
*   New World Resources P.L.C. Class A                               46,188          48
    NEX Group P.L.C.                                                968,821   7,001,870
    Next P.L.C.                                                      86,719   4,184,265
    Northgate P.L.C.                                                599,174   3,833,374
    Novae Group P.L.C.                                              100,933     798,507
#*  Ocado Group P.L.C.                                              831,506   2,610,924
    Old Mutual P.L.C.                                             6,153,477  16,158,538
    OneSavings Bank P.L.C.                                          166,707     711,447
*   Ophir Energy P.L.C.                                           2,565,455   3,035,691
    Oxford Instruments P.L.C.                                        97,118     866,399
    Pagegroup P.L.C.                                              1,363,983   7,429,492
    Paragon Group of Cos. P.L.C. (The)                              337,898   1,720,662
    PayPoint P.L.C.                                                  80,309     974,901
*   Paysafe Group P.L.C.                                          1,211,539   5,839,896
    Pearson P.L.C.                                                  482,901   3,764,708
    Pearson P.L.C. Sponsored ADR                                    614,932   4,759,574
    Pendragon P.L.C.                                                761,687     334,071
    Pennon Group P.L.C.                                             799,071   7,989,024
    Persimmon P.L.C.                                                858,661  20,913,849
*   Petra Diamonds, Ltd.                                          2,266,101   4,326,489

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
UNITED KINGDOM -- (Continued)
    Petrofac, Ltd.                                                 521,354 $ 6,036,859
#*  Petropavlovsk P.L.C.                                         1,800,070     153,525
    Pets at Home Group P.L.C.                                      153,748     386,900
    Phoenix Group Holdings                                         634,813   6,026,507
    Photo-Me International P.L.C.                                  929,780   1,802,078
    Playtech P.L.C.                                                896,363   9,365,922
    Polypipe Group P.L.C.                                          189,301     805,953
*   Premier Foods P.L.C.                                         3,967,093   1,985,236
*   Premier Oil P.L.C.                                           2,827,688   3,002,263
    Provident Financial P.L.C.                                     168,920   5,816,844
    Prudential P.L.C. ADR                                          613,887  23,812,677
*   Punch Taverns P.L.C.                                            44,189     104,377
    PZ Cussons P.L.C.                                              705,418   2,706,060
    QinetiQ Group P.L.C.                                         2,995,173   9,962,022
    Randgold Resources, Ltd.                                       162,700  13,849,207
    Randgold Resources, Ltd. ADR                                    19,822   1,683,681
    Rank Group P.L.C.                                              290,672     728,575
    Rathbone Brothers P.L.C.                                        29,183     764,031
*   Raven Russia, Ltd.                                             151,029      90,535
*   REA Holdings P.L.C.                                             11,361      51,050
    Reckitt Benckiser Group P.L.C.                                 148,119  12,709,428
    Redrow P.L.C.                                                1,052,449   5,889,352
    RELX P.L.C.                                                    366,955   6,586,876
    RELX P.L.C. Sponsored ADR                                      184,656   3,362,585
    Renishaw P.L.C.                                                129,708   4,654,804
    Rentokil Initial P.L.C.                                      3,458,862   9,966,398
    Restaurant Group P.L.C. (The)                                1,554,852   5,748,371
    Ricardo P.L.C.                                                  78,439     943,771
    Rightmove P.L.C.                                               213,366  10,814,920
    Rio Tinto P.L.C.                                               109,785   4,863,800
    Rio Tinto P.L.C. Sponsored ADR                                 929,561  41,635,037
    RM P.L.C.                                                       27,965      50,675
    Robert Walters P.L.C.                                           96,361     447,036
    Rolls-Royce Holdings P.L.C.                                  3,297,979  27,777,627
    Rotork P.L.C.                                                3,562,449  11,476,594
*   Royal Bank of Scotland Group P.L.C.                            477,326   1,337,210
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR              738,113   4,148,195
    Royal Dutch Shell P.L.C. Class A                             1,325,869  35,959,756
    Royal Dutch Shell P.L.C. Class B                                41,560   1,173,837
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A              1,207,523  65,677,176
    Royal Dutch Shell P.L.C. Sponsored ADR, Class B              1,343,084  77,187,037
    Royal Mail P.L.C.                                            2,265,372  11,764,880
    RPC Group P.L.C.                                             1,374,574  18,562,488
    RPS Group P.L.C.                                               453,691   1,302,042
    RSA Insurance Group P.L.C.                                   2,228,203  16,133,279
    S&U P.L.C.                                                       2,442      63,892
    Saga P.L.C.                                                    352,252     818,483
    Sage Group P.L.C. (The)                                      1,633,182  12,631,255
    Savills P.L.C.                                                 492,012   4,807,801
    Schroders P.L.C.(0239581)                                       57,030   1,565,293
    Schroders P.L.C.(0240549)                                      140,497   5,210,790
    SDL P.L.C.                                                     160,255     987,423
    Senior P.L.C.                                                1,389,112   3,466,902

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
UNITED KINGDOM -- (Continued)
*   Sepura P.L.C.                                                    12,081 $     2,890
*   Serco Group P.L.C.                                              927,592   1,684,714
    Severfield P.L.C.                                               408,073     412,113
    Severn Trent P.L.C.                                             284,878   8,165,600
    Shanks Group P.L.C.                                           1,968,107   2,347,337
*   Shawbrook Group P.L.C.                                           21,721      68,369
    Shire P.L.C.                                                    210,998  11,747,474
    Shire P.L.C. ADR                                                 27,906   4,682,906
    SIG P.L.C.                                                    2,168,571   2,803,904
    Sky P.L.C.                                                      692,472   8,749,137
    Sky P.L.C. Sponsored ADR                                         24,064   1,217,759
    Smith & Nephew P.L.C.                                           459,957   6,880,797
    Smith & Nephew P.L.C. Sponsored ADR                             114,228   3,470,231
    Smiths Group P.L.C.                                           1,047,807  19,859,997
    Soco International P.L.C.                                       641,110   1,240,114
    Spectris P.L.C.                                                 480,667  14,626,163
    Speedy Hire P.L.C.                                            1,082,917     696,851
    Spirax-Sarco Engineering P.L.C.                                 210,354  11,425,380
    Spire Healthcare Group P.L.C.                                    10,400      41,045
    Spirent Communications P.L.C.                                 1,895,400   2,325,188
*   Sportech P.L.C.                                                  87,812     100,592
#*  Sports Direct International P.L.C.                              432,699   1,552,883
    SSE P.L.C.                                                    1,495,804  28,119,039
    SSP Group P.L.C.                                                286,427   1,408,764
    St. Ives P.L.C.                                                  89,975      82,822
    St. James's Place P.L.C.                                      1,005,596  13,604,253
    St. Modwen Properties P.L.C.                                    570,520   2,285,491
    Stagecoach Group P.L.C.                                         838,334   2,213,765
*   Standard Chartered P.L.C.                                     2,704,014  26,478,640
    Standard Life P.L.C.                                          2,469,875  10,791,014
    Sthree P.L.C.                                                    97,191     391,154
    Stobart Group, Ltd.                                             112,353     253,422
    STV Group P.L.C.                                                 56,141     255,271
    SuperGroup P.L.C.                                               275,391   5,204,113
    Synthomer P.L.C.                                              1,203,495   6,840,230
    T Clarke P.L.C.                                                  26,802      24,528
#   TalkTalk Telecom Group P.L.C.                                 1,304,587   2,572,627
    Tarsus Group P.L.C.                                               4,986      16,514
    Tate & Lyle P.L.C.                                            2,291,944  19,372,322
    Taylor Wimpey P.L.C.                                          9,019,842  19,042,778
    Ted Baker P.L.C.                                                 50,131   1,794,792
    Telecom Plus P.L.C.                                             180,410   2,765,504
*   Tesco P.L.C.                                                 11,587,266  28,464,822
*   Thomas Cook Group P.L.C.                                      6,708,749   7,372,819
    Topps Tiles P.L.C.                                              132,059     138,492
    TP ICAP P.L.C.                                                1,607,541   9,403,189
    Travis Perkins P.L.C.                                           577,491  10,591,606
    Trifast P.L.C.                                                   76,277     197,865
    Trinity Mirror P.L.C.                                         1,373,276   1,801,975
    TT Electronics P.L.C.                                           389,215     729,736
    TUI AG(5666292)                                                 561,525   8,241,063
    TUI AG(B11LJN4)                                                 340,866   4,995,615
#*  Tullow Oil P.L.C.                                             3,331,062  12,412,648

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES       VALUE++
                                                                 --------- ---------------
UNITED KINGDOM -- (Continued)
    U & I Group P.L.C.                                             320,332 $       654,502
    UBM P.L.C.                                                   1,449,407      12,879,085
    UDG Healthcare P.L.C.                                          737,023       5,961,154
    Ultra Electronics Holdings P.L.C.                              323,662       7,532,895
    Unilever P.L.C.                                                 63,007       2,552,150
    Unilever P.L.C. Sponsored ADR                                  232,570       9,560,953
    UNITE Group P.L.C. (The)                                       792,605       5,850,456
    United Utilities Group P.L.C.                                  610,655       7,071,709
*   Vectura Group P.L.C.                                           855,403       1,402,089
    Vedanta Resources P.L.C.                                       290,790       3,842,871
    Vesuvius P.L.C.                                              1,050,857       6,261,178
    Victrex P.L.C.                                                 371,657       8,906,411
    Virgin Money Holdings UK P.L.C.                                296,639       1,164,257
    Vitec Group P.L.C. (The)                                        22,541         193,247
    Vodafone Group P.L.C.                                        6,296,004      15,422,248
    Vodafone Group P.L.C. Sponsored ADR                          1,397,631      34,801,005
*   Volex P.L.C.                                                    24,880          14,248
    Volution Group P.L.C.                                            4,868          10,683
    Vp P.L.C.                                                       13,881         139,900
#   Weir Group P.L.C. (The)                                        501,098      12,694,105
    WH Smith P.L.C.                                                264,420       5,436,192
    Whitbread P.L.C.                                               182,464       9,032,339
    William Hill P.L.C.                                          3,478,688      11,347,134
    Wilmington P.L.C.                                              137,652         446,406
    Wincanton P.L.C.                                               142,846         443,658
*   Wizz Air Holdings P.L.C.                                         2,007          45,058
#   WM Morrison Supermarkets P.L.C.                              6,821,166      20,335,847
    Wolseley P.L.C.                                                250,972      15,542,751
    Wolseley P.L.C. ADR                                             53,693         331,020
    Worldpay Group P.L.C.                                        1,275,926       4,603,013
    WPP P.L.C.                                                     454,102      10,568,807
    WPP P.L.C. Sponsored ADR                                       130,599      15,180,828
    WS Atkins P.L.C.                                               332,052       6,123,668
    Xaar P.L.C.                                                    113,421         569,346
    XP Power, Ltd.                                                   4,690         106,641
    Zoopla Property Group P.L.C.                                   170,904         789,235
                                                                           ---------------
TOTAL UNITED KINGDOM                                                         2,972,617,897
                                                                           ---------------
UNITED STATES -- (0.1%)
*   IMAX Corp.                                                      97,375       3,174,504
*   TechnipFMC P.L.C.(BYW2H44)                                     683,500      22,400,765
*   TechnipFMC P.L.C.(G87110105)                                    50,834       1,709,022
                                                                           ---------------
TOTAL UNITED STATES                                                             27,284,291
                                                                           ---------------
TOTAL COMMON STOCKS                                                         18,473,914,690
                                                                           ---------------
Preferred Stocks -- (0.4%)
GERMANY -- (0.4%)
    Bayerische Motoren Werke AG                                     77,159       5,796,543
    Biotest AG                                                      26,536         459,819
    Draegerwerk AG & Co. KGaA                                       18,152       1,596,388
    Fuchs Petrolub SE                                              112,858       5,168,232

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
GERMANY -- (Continued)
    Henkel AG & Co. KGaA                                            31,058 $ 3,791,351
    Jungheinrich AG                                                183,213   5,646,232
    Porsche Automobil Holding SE                                   184,746  11,113,064
    Sartorius AG                                                    48,803   3,435,040
    Schaeffler AG                                                  107,813   1,748,293
    Sixt SE                                                         49,805   2,046,176
    STO SE & Co. KGaA                                                2,706     275,888
    Villeroy & Boch AG                                              21,139     330,993
    Volkswagen AG                                                  271,497  42,395,890
                                                                           -----------
TOTAL GERMANY                                                               83,803,909
                                                                           -----------
TOTAL PREFERRED STOCKS                                                      83,803,909
                                                                           -----------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   Centrebet International, Ltd. Claim Units Rights                22,005          --
*   Centrebet International, Ltd. Litigation Rights                 22,005          --
                                                                           -----------
TOTAL AUSTRALIA                                                                     --
                                                                           -----------
AUSTRIA -- (0.0%)
*   Intercell AG Rights 05/16/13                                    29,444          --
                                                                           -----------
CANADA -- (0.0%)
*   QLT, Inc. Warrants 11/23/17                                     59,679          --
*   QLT, Inc. Warrants 11/23/17 Class A                             59,679          --
                                                                           -----------
TOTAL CANADA                                                                        --
                                                                           -----------
HONG KONG -- (0.0%)
*   Abel Engineering Rights 02/07/17                                21,657       1,954
*   Enerchina Holdings, Ltd. Rights 03/06/17                     4,084,500      23,689

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                    SHARES        VALUE++
                                                                  ----------- ---------------
HONG KONG -- (Continued)
*    Mason Financial Holdings, Ltd. Rights 02/01/17                 8,952,000 $        16,153
                                                                              ---------------
TOTAL HONG KONG                                                                        41,796
                                                                              ---------------
PORTUGAL -- (0.0%)
#*   Banco Comercial Portugues SA Rights 02/02/17                     657,778         664,627
                                                                              ---------------
SINGAPORE -- (0.0%)
*    Tat Hong Holdings, Ltd. Rights 03/02/17                          183,980           3,916
                                                                              ---------------
SPAIN -- (0.0%)
*    ACS Actividades de Construccion y Servicios SA Rights
       02/09/17                                                       305,547         137,212
                                                                              ---------------
SWEDEN -- (0.0%)
#*   Karo Pharma AB Rights 02/09/2017                                 113,336           8,552
                                                                              ---------------
TOTAL RIGHTS/WARRANTS                                                                 856,103
                                                                              ---------------
TOTAL INVESTMENT SECURITIES                                                    18,558,574,702
                                                                              ---------------

                                                                                  VALUE+
                                                                              ---------------
Securities Lending Collateral -- (6.8%)
(S)@ DFA Short Term Investment Fund                               117,811,433   1,363,313,905
                                                                              ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $18,526,110,166)^^                        $19,921,888,607
                                                                              ===============

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ------------------------------------------------------
                                                                LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                                             -------------- --------------- ------- ---------------
Common Stocks
   Australia                                                 $   42,624,316 $ 1,133,477,137   --    $ 1,176,101,453
   Austria                                                           51,933     105,594,997   --        105,646,930
   Belgium                                                       12,262,856     237,706,320   --        249,969,176
   Canada                                                     1,705,585,447          29,228   --      1,705,614,675
   China                                                                 --       2,081,703   --          2,081,703
   Denmark                                                       21,531,386     320,667,287   --        342,198,673
   Finland                                                        5,174,449     323,777,642   --        328,952,091
   France                                                        73,618,790   1,230,307,784   --      1,303,926,574
   Germany                                                       86,236,534   1,243,277,080   --      1,329,513,614
   Hong Kong                                                      1,294,369     550,424,868   --        551,719,237
   Ireland                                                       21,047,025      78,091,361   --         99,138,386
   Israel                                                        25,183,601      98,378,865   --        123,562,466
   Italy                                                         30,872,063     478,039,371   --        508,911,434
   Japan                                                        114,070,736   4,364,787,455   --      4,478,858,191
   Netherlands                                                   71,027,946     425,673,093   --        496,701,039
   New Zealand                                                      327,516      78,104,411   --         78,431,927
   Norway                                                        14,725,976     160,626,155   --        175,352,131
   Portugal                                                         209,794      47,606,199   --         47,815,993
   Singapore                                                        101,574     206,384,646   --        206,486,220
   Spain                                                         28,004,916     412,332,391   --        440,337,307
   Sweden                                                         3,608,360     541,238,023   --        544,846,383
   Switzerland                                                  100,479,863   1,077,367,036   --      1,177,846,899
   United Kingdom                                               672,625,234   2,299,992,663   --      2,972,617,897
   United States                                                 27,284,291              --   --         27,284,291
Preferred Stocks
   Germany                                                               --      83,803,909   --         83,803,909
Rights/Warrants
   Hong Kong                                                             --          41,796   --             41,796
   Portugal                                                              --         664,627   --            664,627
   Singapore                                                             --           3,916   --              3,916
   Spain                                                                 --         137,212   --            137,212
   Sweden                                                                --           8,552   --              8,552
Securities Lending Collateral                                            --   1,363,313,905   --      1,363,313,905
Futures Contracts**                                               1,839,790              --   --          1,839,790
                                                             -------------- ---------------   --    ---------------
TOTAL                                                        $3,059,788,765 $16,863,939,632   --    $19,923,728,397
                                                             ============== ===============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                                               Value+
                                                                                           ---------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company     $ 4,015,899,873
Investment in The Japanese Small Company Series of The DFA Investment Trust Company          2,654,749,205
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company    1,761,520,287
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company      1,289,940,753
Investment in The Canadian Small Company Series of The DFA Investment Trust Company          1,047,663,506
                                                                                           ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $9,633,353,463)               10,769,773,624
                                                                                           ---------------
   TOTAL INVESTMENTS -- (100.0%) (Cost $9,633,353,463)^^                                   $10,769,773,624
                                                                                           ===============

INTERNATIONAL SMALL COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------------
                                                                 LEVEL 1       LEVEL 2 LEVEL 3      TOTAL
                                                             ---------------   ------- ------- ---------------
Affiliated Investment Companies                              $10,769,773,624     --      --    $10,769,773,624
Futures Contracts**                                                  275,998     --      --            275,998
                                                             ---------------     --      --    ---------------
TOTAL                                                        $10,770,049,622     --      --    $10,770,049,622
                                                             ===============     ==      ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                        GLOBAL SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                                           SHARES   VALUE+
                                                                                           ------ ----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Small Cap Portfolio DFA Investment Dimensions Group Inc.                68,740 $2,326,169
Investment in The Continental Small Company Series of The DFA Investment Trust Company               609,173
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company              501,735
Investment in The Japanese Small Company Series of The DFA Investment Trust Company                  402,693
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company            266,449
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company              191,846
Investment in The Canadian Small Company Series of The DFA Investment Trust Company                  178,086
                                                                                                  ----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $4,435,439)                          4,476,151
                                                                                                  ----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $4,435,439)^^                                              $4,476,151
                                                                                                  ==========

GLOBAL SMALL COMPANY PORTFOLIO
CONTINUED


Summary of the Fund's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------
                                                              LEVEL 1      LEVEL 2 LEVEL 3   TOTAL
                                                             ----------    ------- ------- ----------
Affiliated Investment Companies                              $4,476,151      --      --    $4,476,151
                                                             ----------      --      --    ----------
TOTAL                                                        $4,476,151      --      --    $4,476,151
                                                             ==========      ==      ==    ==========

                       JAPANESE SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                                        VALUE+
                                                                                     ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company  $499,867,445
                                                                                     ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $423,219,790)^^          $499,867,445
                                                                                     ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                                            VALUE+
                                                                                         ------------
Affiliated Investment Company -- (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company  $255,326,744
                                                                                         ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $263,546,358)^^              $255,326,744
                                                                                         ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                                             VALUE+
                                                                                           -----------
Affiliated Investment Company -- (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company  $41,790,118
                                                                                           -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $37,135,232) ^^                $41,790,118
                                                                                           ===========

Summary of the Portfolio's Master Fund's investments as of January 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                                           VALUE+
                                                                                        ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company  $342,372,219
                                                                                        ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $290,476,701)^^             $342,372,219
                                                                                        ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                   SHARES     VALUE++
                                                                 ---------- ------------
COMMON STOCKS -- (93.4%)
AUSTRALIA -- (19.1%)
    Abacus Property Group                                         4,079,725 $  8,695,101
    ALE Property Group                                            1,171,327    3,864,383
    Arena REIT                                                       26,312       37,335
    Aspen Group                                                     755,397      601,851
    Astro Japan Property Group                                      361,843    1,728,921
#   BWP Trust                                                     5,921,785   13,118,499
    Carindale Property Trust                                         99,428      599,865
    CENTURIA INDUSTRIAL REIT REIT                                   609,765    1,147,402
    Charter Hall Group                                            4,086,506   14,569,738
*   Charter Hall Office                                           2,059,687           --
    Charter Hall Retail REIT                                      4,158,440   13,337,609
    Cromwell Property Group                                      14,276,441   10,558,058
    Dexus Property Group                                         10,889,247   74,180,367
    Folkestone Education Trust                                    1,611,122    3,043,119
*   Galileo Japan Trust                                              85,441        5,184
    GDI Property Group                                              219,286      165,499
    Generation Healthcare REIT                                       21,003       31,541
    Goodman Group                                                19,951,933  104,773,778
    GPT Group (The)(6365866)                                     20,226,688   71,829,106
    GPT Group (The)(B3WX9L1)                                     38,018,670    2,388,585
    Growthpoint Properties Australia, Ltd.                        1,248,745    2,936,308
    Hotel Property Investments                                       90,111      191,451
#   Ingenia Communities Group                                     1,442,557    2,855,509
    Investa Office Fund                                           7,026,304   23,975,254
*   New South Resources, Ltd.                                     1,200,000    1,315,202
*   Prime Retirement & Aged Care Property Trust (The)               116,309           --
    Scentre Group                                                54,492,194  181,835,598
    Shopping Centres Australasia Property Group                   9,629,099   15,846,437
    Stockland                                                    26,892,957   88,744,566
    Vicinity Centres                                             37,036,975   80,364,617
    Westfield Corp.                                              20,671,964  137,806,848
                                                                            ------------
TOTAL AUSTRALIA                                                              860,547,731
                                                                            ------------
BELGIUM -- (1.8%)
    Aedifica SA                                                     134,246   10,204,390
    ASCENCIO REIT                                                       361       22,996
    Befimmo SA                                                      281,910   15,460,336
#   Care Property Invest                                             10,007      219,808
    Cofinimmo SA                                                    245,183   27,531,844
    Intervest Offices & Warehouses NV                               119,963    3,009,286
    Leasinvest Real Estate SCA                                       17,168    1,906,503
    Montea SCA                                                       12,948      617,338
#   Retail Estates NV                                                42,995    3,455,074
    Warehouses De Pauw CVA                                          201,392   18,292,262
    Wereldhave Belgium NV                                            19,204    2,091,433
                                                                            ------------
TOTAL BELGIUM                                                                 82,811,270
                                                                            ------------
CANADA -- (5.4%)
    Agellan Commercial REIT                                          43,100      374,941
    Allied Properties REIT                                          515,184   13,421,508
#   Artis REIT                                                      947,897    8,916,241

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
CANADA -- (Continued)
#   Boardwalk REIT                                                  299,859 $ 10,874,425
    Brookfield Canada Office Properties                              79,495    1,897,494
#   BTB REIT                                                        272,705      955,646
#   Canadian Apartment Properties REIT                              789,890   19,254,802
    Canadian REIT                                                   472,749   17,187,900
    Chartwell Retirement Residences                                 647,436    7,567,725
    Choice Properties REIT                                           50,100      532,860
    Cominar REIT                                                  1,052,805   11,804,361
#   Crombie REIT                                                    595,045    6,159,659
    CT REIT                                                          41,535      468,895
    Dream Global REIT                                               917,937    6,722,720
    Dream Industrial REIT                                           171,945    1,129,783
    Dream Office REIT                                               670,064    9,891,973
#   Granite REIT                                                    306,907   10,467,268
    H&R REIT                                                      1,647,670   28,565,948
#   InterRent REIT                                                  285,690    1,631,260
    Killam Apartment REIT                                           191,975    1,791,029
    Milestone Apartments REIT                                       211,100    3,406,801
    Morguard North American Residential REIT                        199,452    2,139,750
    Morguard REIT                                                   334,781    3,874,584
#   Northview Apartment REIT                                        339,724    5,417,309
    NorthWest Healthcare Properties REIT                            526,899    4,049,176
    OneREIT                                                         628,512    1,762,973
    Partners REIT                                                   130,878      338,950
    Plaza Retail REIT                                                61,017      240,550
    Pure Industrial Real Estate Trust                             1,732,145    7,574,183
    RioCan REIT                                                   1,716,242   34,305,056
    Slate Office REIT                                               133,300      809,276
*   Slate Retail REIT                                                35,659      386,665
    Smart REIT                                                      750,454   18,466,503
    True North Commercial REIT                                       55,800      263,295
    WPT Industrial REIT                                              32,435      383,382
                                                                            ------------
TOTAL CANADA                                                                 243,034,891
                                                                            ------------
CHINA -- (0.3%)
*   RREEF China Commercial Trust                                  1,392,000           --
    Spring REIT                                                   3,069,000    1,240,153
    Yuexiu REIT                                                  18,524,000   10,177,148
                                                                            ------------
TOTAL CHINA                                                                   11,417,301
                                                                            ------------
FRANCE -- (5.6%)
#   Acanthe Developpement SA                                        206,670      136,311
#   Affine SA                                                        67,231    1,069,527
    Altarea SCA                                                       6,824    1,290,549
    ANF Immobilier                                                   51,192    1,132,770
    Argan SA                                                          8,639      243,775
    Cegereal SA                                                      15,742      629,458
    Fonciere Des Regions                                            417,641   34,812,686
    Gecina SA                                                       399,385   51,501,802
    ICADE                                                           429,978   30,483,123
    Klepierre                                                     2,479,163   94,142,060
    Mercialys SA                                                    768,716   15,048,285

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
FRANCE -- (Continued)
    Terreis                                                           1,329 $     51,196
    Unibail-Rodamco SE                                               92,215   21,198,336
                                                                            ------------
TOTAL FRANCE                                                                 251,739,878
                                                                            ------------
GERMANY -- (0.6%)
*   Alstria Office REIT-AG                                        1,274,673   15,943,798
#   Hamborner REIT AG                                             1,083,721   10,481,502
                                                                            ------------
TOTAL GERMANY                                                                 26,425,300
                                                                            ------------
GREECE -- (0.0%)
    Grivalia Properties REIC AE                                      96,660      826,688
                                                                            ------------
HONG KONG -- (4.6%)
    Champion REIT                                                27,475,012   14,839,378
#   Fortune REIT                                                 11,225,000   13,000,050
    Link REIT                                                    24,371,805  166,546,661
    Prosperity REIT                                              12,913,000    5,234,452
#   Regal REIT                                                    8,643,000    2,345,202
    Sunlight REIT                                                10,758,000    6,515,234
                                                                            ------------
TOTAL HONG KONG                                                              208,480,977
                                                                            ------------
IRELAND -- (0.1%)
    Green REIT P.L.C.                                               976,050    1,371,318
    Hibernia REIT P.L.C.                                          1,045,102    1,374,423
    Irish Residential Properties REIT P.L.C.                        315,503      395,393
                                                                            ------------
TOTAL IRELAND                                                                  3,141,134
                                                                            ------------
ITALY -- (0.2%)
#*  Beni Stabili SpA SIIQ                                        13,014,303    7,319,861
#   Immobiliare Grande Distribuzione SIIQ SpA                     4,859,360    3,651,291
                                                                            ------------
TOTAL ITALY                                                                   10,971,152
                                                                            ------------
JAPAN -- (22.0%)
    Activia Properties, Inc.                                          3,318   16,232,022
#   Advance Residence Investment Corp.                               14,890   39,318,389
#   AEON REIT Investment Corp.                                        4,455    4,855,472
#   Comforia Residential REIT, Inc.                                   4,385    9,803,011
#   Daiwa House REIT Investment Corp.                                13,294   33,475,319
#   Daiwa Office Investment Corp.                                     3,901   20,527,125
#   Frontier Real Estate Investment Corp.                             5,698   25,946,907
    Fukuoka REIT Corp.                                                8,408   13,498,356
    Global One Real Estate Investment Corp.                           2,254    8,530,586
#   GLP J-Reit                                                       24,725   28,429,901
#   Hankyu Reit, Inc.                                                 6,443    8,851,990
#   Heiwa Real Estate REIT, Inc.                                     10,804    8,286,645
    Hoshino Resorts REIT, Inc.                                          317    1,692,994
#   Ichigo Office REIT Investment                                    14,855    9,919,730
#   Industrial & Infrastructure Fund Investment Corp.                 3,852   17,984,836
#   Invincible Investment Corp.                                      33,271   15,737,302
#   Japan Excellent, Inc.                                            15,227   19,029,359
    Japan Hotel REIT Investment Corp.                                43,391   30,415,740
#   Japan Logistics Fund, Inc.                                       10,527   22,213,384

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
JAPAN -- (Continued)
    Japan Prime Realty Investment Corp.                               9,367 $ 37,589,845
    Japan Real Estate Investment Corp.                               14,616   83,054,074
    Japan Rental Housing Investments, Inc.                           19,636   14,366,373
    Japan Retail Fund Investment Corp.                               28,352   60,618,866
    Kenedix Office Investment Corp.                                   5,045   29,775,685
#   Kenedix Residential Investment Corp.                              4,563   12,668,412
    Kenedix Retail REIT Corp.                                         2,542    6,126,170
#   MCUBS MidCity Investment Corp.                                    2,999    9,539,415
#   Mori Hills REIT Investment Corp.                                 18,611   25,314,268
    Mori Trust Sogo Reit, Inc.                                       12,787   20,522,449
    Nippon Accommodations Fund, Inc.                                  5,159   22,732,924
#   Nippon Building Fund, Inc.                                       15,797   90,721,328
    Nippon Prologis REIT, Inc.                                        8,483   17,726,362
#   NIPPON REIT Investment Corp.                                      1,732    4,374,166
*   Nomura Real Estate Master Fund, Inc.                             42,191   65,736,316
    Orix JREIT, Inc.                                                 27,609   45,163,293
#   Premier Investment Corp.                                         16,486   19,203,093
#   Sekisui House REIT, Inc.                                          3,663    4,932,174
    Sekisui House SI Residential Investment Corp.                    13,166   14,759,543
    SIA Reit, Inc.                                                      193      682,025
    Starts Proceed Investment Corp.                                   1,844    2,503,716
#   Tokyu REIT, Inc.                                                 12,128   15,087,162
#   United Urban Investment Corp.                                    33,092   52,781,976
                                                                            ------------
TOTAL JAPAN                                                                  990,728,703
                                                                            ------------
MALAYSIA -- (0.6%)
    Amanahraya REIT                                                 294,900       62,231
    AmFirst REIT                                                  1,788,940      341,266
    Axis REIT                                                     5,779,663    2,190,879
    Capitaland Malaysia Mall Trust                               12,703,000    4,789,758
    Hektar REIT                                                     125,525       45,636
    IGB REIT                                                     12,209,800    4,824,493
    KLCCP Stapled Group                                           3,518,600    6,342,366
    MRCB-Quill REIT                                                 791,900      237,876
    Pavilion REIT                                                 1,251,800      545,547
    Sunway REIT                                                  17,154,300    6,896,114
    Tower REIT                                                      434,900      119,812
    YTL Hospitality REIT                                          4,537,500    1,249,862
                                                                            ------------
TOTAL MALAYSIA                                                                27,645,840
                                                                            ------------
MEXICO -- (1.6%)
*   Asesor de Activos Prisma SAPI de C.V.                         3,254,883    1,657,605
*   Concentradora Fibra Danhos S.A. de C.V.                         966,689    1,458,366
    Concentradora Fibra Hotelera Mexicana S.A. de C.V.            2,715,368    1,972,706
    Fibra Shop Portafolios Inmobiliarios SAPI de C.V.               644,282      417,400
*   Fibra Uno Administracion S.A. de C.V.                        29,630,090   42,455,563
*   Macquarie Mexico Real Estate Management SA de C.V.           12,906,128   12,699,726
*   PLA Administradora Industrial S de RL de C.V.                 6,836,377    9,356,233

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
MEXICO -- (Continued)
*   Prologis Property Mexico S.A. de C.V.                         1,054,522 $  1,452,822
                                                                            ------------
TOTAL MEXICO                                                                  71,470,421
                                                                            ------------
NETHERLANDS -- (6.2%)
    Eurocommercial Properties NV                                    449,284   16,681,037
    NSI NV                                                        1,049,162    4,261,993
    Unibail-Rodamco SE                                              978,160  225,418,578
    Vastned Retail NV                                               249,766    9,207,446
#   Wereldhave NV                                                   549,332   24,079,751
                                                                            ------------
TOTAL NETHERLANDS                                                            279,648,805
                                                                            ------------
NEW ZEALAND -- (0.9%)
    Argosy Property, Ltd.                                         7,605,221    5,720,230
    Goodman Property Trust                                        9,823,014    9,043,064
    Investore Property, Ltd.                                        321,182      327,288
    Kiwi Property Group, Ltd.                                    13,129,195   13,917,512
    NPT, Ltd.                                                        45,944       21,753
    Precinct Properties New Zealand, Ltd.                         5,791,734    5,250,812
    Property for Industry, Ltd.                                   1,590,082    1,867,072
    Stride Stapled Group                                          1,397,861    1,814,164
    Vital Healthcare Property Trust                               2,591,849    3,908,286
                                                                            ------------
TOTAL NEW ZEALAND                                                             41,870,181
                                                                            ------------
SINGAPORE -- (7.1%)
    AIMS AMP Capital Industrial REIT                              4,946,891    4,769,051
    Ascendas Hospitality Trust                                    2,756,300    1,440,446
    Ascendas REIT                                                26,119,300   45,605,797
    Ascott Residence Trust                                       10,246,000    8,240,304
    Cache Logistics Trust                                        11,003,900    6,340,904
    Cambridge Industrial Trust                                   12,756,631    5,103,956
    CapitaLand Commercial Trust                                  27,456,100   29,745,202
    CapitaLand Mall Trust                                        26,853,200   36,899,157
    CapitaLand Retail China Trust                                 7,809,480    7,866,161
    CDL Hospitality Trusts                                        9,362,000    9,379,929
    Far East Hospitality Trust                                    3,630,900    1,544,836
    First REIT                                                    5,124,800    4,622,643
    Frasers Centrepoint Trust                                     7,638,400   10,845,569
    Frasers Commercial Trust                                      7,694,646    6,851,300
    Frasers Hospitality Trust                                       345,100      162,723
    Keppel DC REIT                                                1,716,788    1,459,995
    Keppel REIT                                                  23,025,226   16,490,071
    Lippo Malls Indonesia Retail Trust                           14,853,600    4,098,618
    Mapletree Commercial Trust                                   20,483,014   22,284,926
    Mapletree Greater China Commercial Trust                      6,366,700    4,322,657
    Mapletree Industrial Trust                                   16,076,758   18,785,527
    Mapletree Logistics Trust                                    20,671,155   15,425,344
    OUE Hospitality Trust                                         2,541,732    1,253,617
    Parkway Life REIT                                             4,223,200    7,283,259
    Perennial Real Estate Holdings, Ltd.                             75,200       39,973
    Sabana Shari'ah Compliant Industrial REIT                     6,263,784    1,712,811
    Soilbuild Business Space REIT                                 1,556,100      702,631
    SPH REIT                                                      1,925,800    1,326,193

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
SINGAPORE -- (Continued)
    Starhill Global REIT                                         17,639,900 $  9,587,840
    Suntec REIT                                                  27,003,000   33,186,876
                                                                            ------------
TOTAL SINGAPORE                                                              317,378,316
                                                                            ------------
SOUTH AFRICA -- (3.8%)
    Arrowhead Properties, Ltd.                                    1,893,631    1,256,321
    Delta Property Fund, Ltd.                                       273,737      165,731
    Emira Property Fund, Ltd.                                     6,877,910    7,324,235
    Fortress Income Fund, Ltd.                                      368,120      954,473
    Growthpoint Properties, Ltd.                                 26,066,036   50,997,930
    Hyprop Investments, Ltd.                                      2,478,011   22,043,295
    Investec Property Fund, Ltd.                                    676,635      785,679
    Octodec Investments, Ltd.                                        31,570       53,807
    Rebosis Property Fund, Ltd.                                   2,343,370    2,210,305
    Redefine Properties, Ltd.                                    50,379,279   41,735,118
    Resilient REIT, Ltd.                                          3,009,825   26,134,915
    SA Corporate Real Estate, Ltd.                               22,022,789    9,317,178
    Texton Property Fund, Ltd.                                       75,868       47,291
    Tower Property Fund, Ltd.                                        53,426       33,119
    Vukile Property Fund, Ltd.                                    4,947,489    6,886,570
                                                                            ------------
TOTAL SOUTH AFRICA                                                           169,945,967
                                                                            ------------
SPAIN -- (1.0%)
    Merlin Properties Socimi SA                                   3,895,082   43,629,384
                                                                            ------------
TAIWAN -- (0.3%)
    Cathay No. 1 REIT                                            10,681,000    5,294,535
    Cathay No. 2 REIT                                             4,114,000    1,909,591
    Fubon No. 1 REIT                                              1,271,000      595,067
    Fubon No. 2 REIT                                              3,958,000    1,679,977
    Shin Kong No.1 REIT                                           4,683,000    2,093,295
                                                                            ------------
TOTAL TAIWAN                                                                  11,572,465
                                                                            ------------
TURKEY -- (0.6%)
    AKIS Gayrimenkul Yatirimi A.S.                                1,057,028      734,036
    Alarko Gayrimenkul Yatirim Ortakligi A.S.                       106,397    1,121,445
    Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.               21,445,082   17,465,072
    Halk Gayrimenkul Yatirim Ortakligi A.S.                       1,407,600      365,375
    Is Gayrimenkul Yatirim Ortakligi A.S.                         6,452,920    2,651,355
*   Nurol Gayrimenkul Yatirim Ortakligi A.S.                        356,185      390,352
*   Sinpas Gayrimenkul Yatirim Ortakligi A.S.                     3,459,490      531,931
    Torunlar Gayrimenkul Yatirim Ortakligi A.S.                   1,568,001    1,775,368
*   Vakif Gayrimenkul Yatirim Ortakligi A.S.                      1,074,815      715,360
                                                                            ------------
TOTAL TURKEY                                                                  25,750,294
                                                                            ------------
UNITED KINGDOM -- (11.6%)
    Assura P.L.C.                                                 3,520,298    2,298,528
    Big Yellow Group P.L.C.                                       1,528,950   13,213,332
    British Land Co. P.L.C. (The)                                11,137,183   81,860,333
    Capital & Regional P.L.C.                                       656,932      454,118
    Derwent London P.L.C.                                         1,230,771   38,287,960
    Great Portland Estates P.L.C.                                 4,010,618   31,386,369

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                    SHARES      VALUE++
                                                                  ---------- --------------
UNITED KINGDOM -- (Continued)
     Hammerson P.L.C.                                              9,279,131 $   63,954,848
     Hansteen Holdings P.L.C.                                      7,749,760     10,722,006
     Intu Properties P.L.C.                                       11,116,038     37,913,949
     Land Securities Group P.L.C.                                  8,795,811    110,234,030
     Londonmetric Property P.L.C.                                  6,662,405     12,377,522
     McKay Securities P.L.C.                                         306,169        752,208
     Mucklow A & J Group P.L.C.                                      306,725      1,809,592
     NewRiver REIT P.L.C.                                             51,969        205,104
#    Primary Health Properties P.L.C.                              3,996,515      5,333,669
     Redefine International P.L.C.                                 5,329,753      2,617,182
     Safestore Holdings P.L.C.                                     2,079,672      9,707,933
     Schroder REIT, Ltd.                                              96,308         68,733
     Segro P.L.C.                                                  8,952,296     52,003,824
     Shaftesbury P.L.C.                                            3,073,306     33,936,120
     Standard Life Investment Property Income Trust, Ltd.             66,908         72,871
     Town Centre Securities P.L.C.                                    12,594         42,870
     Workspace Group P.L.C.                                        1,216,761     11,579,525
                                                                             --------------
TOTAL UNITED KINGDOM                                                            520,832,626
                                                                             --------------
TOTAL COMMON STOCKS                                                           4,199,869,324
                                                                             --------------
TOTAL INVESTMENT SECURITIES                                                   4,199,869,324
                                                                             --------------

                                                                                VALUE+
                                                                             --------------
SECURITIES LENDING COLLATERAL -- (6.6%)
(S)@ DFA Short Term Investment Fund                               25,541,773    295,569,395
                                                                             --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $4,412,348,374)^^                        $4,495,438,719
                                                                             ==============

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------
                                                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                                             ------------ -------------- ------- --------------
Common Stocks
   Australia                                                           -- $  860,547,731   --    $  860,547,731
   Belgium                                                             --     82,811,270   --        82,811,270
   Canada                                                    $243,034,891             --   --       243,034,891
   China                                                               --     11,417,301   --        11,417,301
   France                                                      21,198,336    230,541,542   --       251,739,878
   Germany                                                             --     26,425,300   --        26,425,300
   Greece                                                              --        826,688   --           826,688
   Hong Kong                                                           --    208,480,977   --       208,480,977
   Ireland                                                             --      3,141,134   --         3,141,134
   Italy                                                               --     10,971,152   --        10,971,152
   Japan                                                               --    990,728,703   --       990,728,703
   Malaysia                                                            --     27,645,840   --        27,645,840
   Mexico                                                      71,470,421             --   --        71,470,421
   Netherlands                                                         --    279,648,805   --       279,648,805
   New Zealand                                                         --     41,870,181   --        41,870,181
   Singapore                                                           --    317,378,316   --       317,378,316
   South Africa                                                        --    169,945,967   --       169,945,967
   Spain                                                               --     43,629,384   --        43,629,384
   Taiwan                                                              --     11,572,465   --        11,572,465
   Turkey                                                              --     25,750,294   --        25,750,294
   United Kingdom                                                      --    520,832,626   --       520,832,626
Securities Lending Collateral                                          --    295,569,395   --       295,569,395
Futures Contracts**                                               214,066             --   --           214,066
                                                             ------------ --------------   --    --------------
TOTAL                                                        $335,917,714 $4,159,735,071   --    $4,495,652,785
                                                             ============ ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                 SHARES    VALUE++
                                                                 ------- -----------
COMMON STOCKS -- (34.2%)
UNITED STATES -- (34.2%)
    Acadia Realty Trust                                          171,697 $ 5,466,832
#   Agree Realty Corp.                                            60,447   2,834,964
    Alexander's, Inc.                                              5,442   2,300,932
    Alexandria Real Estate Equities, Inc.                        181,848  20,152,395
    American Assets Trust, Inc.                                   83,149   3,569,587
    American Campus Communities, Inc.                            302,487  14,706,918
#   American Homes 4 Rent Class A                                542,744  12,092,345
    Apartment Investment & Management Co. Class A                359,250  15,832,147
    Apple Hospitality REIT, Inc.                                 236,592   4,736,572
    Ashford Hospitality Prime, Inc.                               57,049     766,739
    Ashford Hospitality Trust, Inc.                              234,184   1,779,798
#   AvalonBay Communities, Inc.                                  312,004  54,073,413
    Bluerock Residential Growth REIT, Inc.                        22,956     300,264
    Boston Properties, Inc.                                      349,001  45,684,231
    Brandywine Realty Trust                                      421,795   6,790,899
    Brixmor Property Group, Inc.                                 694,584  16,760,312
    Camden Property Trust                                        200,315  16,740,325
    Care Capital Properties, Inc.                                206,783   5,109,596
    CareTrust REIT, Inc.                                         149,304   2,263,449
#   CBL & Associates Properties, Inc.                            417,973   4,535,007
    Cedar Realty Trust, Inc.                                     152,935     919,139
    Chatham Lodging Trust                                         77,905   1,569,007
    Chesapeake Lodging Trust                                     146,343   3,746,381
    City Office REIT, Inc.                                         8,458     106,486
#   Colony Starwood Homes                                        129,409   4,069,913
    Columbia Property Trust, Inc.                                271,006   6,029,883
    CoreSite Realty Corp.                                         81,845   7,049,310
    Corporate Office Properties Trust                            228,812   7,280,798
#   Cousins Properties, Inc.                                     854,882   7,266,497
    CubeSmart                                                    425,334  10,688,643
    CyrusOne, Inc.                                               179,448   8,642,216
    DCT Industrial Trust, Inc.                                   232,269  10,380,102
    DDR Corp.                                                    712,887  10,821,625
#   DiamondRock Hospitality Co.                                  483,181   5,445,450
#   Digital Realty Trust, Inc.                                   361,201  38,876,064
#   Douglas Emmett, Inc.                                         329,623  12,472,934
    Duke Realty Corp.                                            812,189  19,760,558
    DuPont Fabros Technology, Inc.                               182,485   8,664,388
    Easterly Government Properties, Inc.                          13,631     268,531
    EastGroup Properties, Inc.                                    78,852   5,580,356
#   Education Realty Trust, Inc.                                 163,205   6,562,473
#   Empire State Realty Trust, Inc. Class A                      340,767   6,982,316
    EPR Properties                                               158,395  11,716,478
    Equinix, Inc.                                                163,592  62,979,648
*   Equity Commonwealth                                          287,480   8,865,883
#   Equity LifeStyle Properties, Inc.                            185,226  13,695,610
    Equity One, Inc.                                             182,948   5,706,148
#   Equity Residential                                           830,789  50,487,048
#   Essex Property Trust, Inc.                                   148,916  33,401,859
#   Extra Space Storage, Inc.                                    288,078  20,756,020
    Federal Realty Investment Trust                              164,212  23,060,291

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
UNITED STATES -- (Continued)
#   FelCor Lodging Trust, Inc.                                     318,723 $ 2,454,167
    First Industrial Realty Trust, Inc.                            282,313   7,297,791
    First Potomac Realty Trust                                     125,207   1,282,120
    Forest City Realty Trust, Inc. Class A                         529,322  11,983,850
    Four Corners Property Trust, Inc.                               63,813   1,391,762
    Franklin Street Properties Corp.                               193,697   2,469,637
    Gaming and Leisure Properties, Inc.                            467,806  14,796,704
    Getty Realty Corp.                                              60,520   1,560,811
#   GGP, Inc.                                                    1,308,708  32,508,307
#   Gladstone Commercial Corp.                                      61,255   1,203,048
    Gladstone Land Corp.                                             8,518     102,727
#   Government Properties Income Trust                             175,769   3,385,311
#   Gramercy Property Trust                                        297,384   7,833,097
#   HCP, Inc.                                                    1,063,723  32,252,081
#   Healthcare Realty Trust, Inc.                                  263,358   7,956,045
    Healthcare Trust of America, Inc. Class A                      322,751   9,382,372
    Hersha Hospitality Trust                                       101,878   2,036,541
    Highwoods Properties, Inc.                                     266,942  13,723,488
#   Hospitality Properties Trust                                   417,259  12,989,273
#   Host Hotels & Resorts, Inc.                                  1,681,928  30,392,439
    Hudson Pacific Properties, Inc.                                307,170  10,876,890
#   Independence Realty Trust, Inc.                                 55,378     511,140
#   Investors Real Estate Trust                                    285,030   1,835,593
    Iron Mountain, Inc.                                            573,089  20,516,586
#   Kilroy Realty Corp.                                            216,865  16,232,345
    Kimco Realty Corp.                                             965,662  24,035,327
    Kite Realty Group Trust                                        187,356   4,500,291
#   LaSalle Hotel Properties                                       273,062   8,238,281
    Lexington Realty Trust                                         493,562   5,290,985
    Liberty Property Trust                                         336,592  12,921,767
    Life Storage, Inc.                                             109,611   8,927,816
    LTC Properties, Inc.                                            87,522   4,084,652
    Macerich Co. (The)                                             279,743  19,215,547
    Mack-Cali Realty Corp.                                         205,734   5,764,667
#   Medical Properties Trust, Inc.                                 755,706   9,635,251
#   Mid-America Apartment Communities, Inc.                        257,675  24,466,196
    Monmouth Real Estate Investment Corp.                          138,179   2,017,413
    Monogram Residential Trust, Inc.                               187,837   1,910,302
    National Health Investors, Inc.                                 96,216   7,119,022
#   National Retail Properties, Inc.                               336,892  14,688,491
    National Storage Affiliates Trust                               60,826   1,353,378
    New Senior Investment Group, Inc.                              180,640   1,808,206
#   New York REIT, Inc.                                            110,939   1,103,843
    NexPoint Residential Trust, Inc.                                12,020     277,782
    NorthStar Realty Europe Corp.                                   22,459     269,733
#   Omega Healthcare Investors, Inc.                               446,845  14,330,319
    One Liberty Properties, Inc.                                    16,642     385,429
#   Paramount Group, Inc.                                          360,746   6,020,851
#   Park Hotels & Resorts, Inc.                                    129,340   3,510,288
*   Parkway, Inc.                                                   99,671   2,121,996
#   Pebblebrook Hotel Trust                                        175,882   5,260,631
#   Pennsylvania REIT                                              161,599   2,894,238
    Physicians Realty Trust                                        281,081   5,214,053

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                  SHARES      VALUE++
                                                                 --------- --------------
UNITED STATES -- (Continued)
    Piedmont Office Realty Trust, Inc. Class A                     346,818 $    7,532,887
    Prologis, Inc.                                               1,208,564     59,038,351
    PS Business Parks, Inc.                                         43,533      4,877,437
    Public Storage                                                 348,430     74,912,450
    QTS Realty Trust, Inc. Class A                                 115,298      5,809,866
*   Quality Care Properties, Inc.                                  225,537      4,163,413
    Ramco-Gershenson Properties Trust                              195,219      3,174,261
#   Realty Income Corp.                                            587,742     35,047,055
    Regency Centers Corp.                                          239,274     16,684,576
    Retail Opportunity Investments Corp.                           250,747      5,315,836
#   Retail Properties of America, Inc. Class A                     554,354      8,298,679
    Rexford Industrial Realty, Inc.                                155,697      3,535,879
    RLJ Lodging Trust                                              300,132      6,966,064
    RMR Group, Inc. (The) Class A                                   11,812        564,614
    Ryman Hospitality Properties, Inc.                             110,845      6,781,497
    Sabra Health Care REIT, Inc.                                   159,805      4,059,047
    Saul Centers, Inc.                                              19,835      1,259,324
    Select Income REIT                                             164,242      4,107,692
    Senior Housing Properties Trust                                561,192     10,690,708
#   Seritage Growth Properties Class A                              15,817        645,334
    Silver Bay Realty Trust Corp.                                   71,120      1,198,372
    Simon Property Group, Inc.                                     719,263    132,178,961
#   SL Green Realty Corp.                                          230,424     25,109,303
    Sotherly Hotels, Inc.                                            1,949         13,585
    Spirit Realty Capital, Inc.                                  1,142,402     12,018,069
    STAG Industrial, Inc.                                          150,841      3,490,461
    STORE Capital Corp.                                            328,119      7,763,296
    Summit Hotel Properties, Inc.                                  213,853      3,385,293
#   Sun Communities, Inc.                                          161,770     12,741,005
    Sunstone Hotel Investors, Inc.                                 522,786      7,695,410
#   Tanger Factory Outlet Centers, Inc.                            224,361      7,670,903
    Taubman Centers, Inc.                                          151,680     10,745,011
    Terreno Realty Corp.                                            95,044      2,584,246
    Tier REIT, Inc.                                                  4,837         88,082
    UDR, Inc.                                                      611,955     21,387,827
    UMH Properties, Inc.                                            37,848        554,473
    Universal Health Realty Income Trust                            18,556      1,152,699
    Urban Edge Properties                                          232,271      6,496,620
    Urstadt Biddle Properties, Inc.                                  4,807         85,733
    Urstadt Biddle Properties, Inc. Class A                         42,954        964,317
    Ventas, Inc.                                                   804,540     49,615,982
    VEREIT, Inc.                                                 2,228,439     19,008,585
#   Vornado Realty Trust                                           386,044     41,040,338
    Washington Prime Group, Inc.                                   457,893      4,418,667
#   Washington REIT                                                180,080      5,663,516
    Weingarten Realty Investors                                    287,423     10,240,881
    Welltower, Inc.                                                823,805     54,618,271
    Whitestone REIT                                                 67,925        944,837
#   WP Carey, Inc.                                                 231,198     14,320,404
    Xenia Hotels & Resorts, Inc.                                   198,533      3,643,081
                                                                           --------------
TOTAL COMMON STOCKS                                                         1,818,992,858

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                      SHARES       VALUE++
                                                                    ----------- --------------
AFFILIATED INVESTMENT COMPANIES -- (62.8%)
UNITED STATES -- (62.8%)
       DFA International Real Estate Securities Portfolio of DFA
         Investment Dimensions Group Inc.                           360,503,495 $1,715,996,635
       DFA Real Estate Securities Portfolio of DFA Investment
         Dimensions Group Inc.                                       46,902,996  1,616,277,242
                                                                                --------------
TOTAL UNITED STATES                                                              3,332,273,877
                                                                                --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES                             3,332,273,877
                                                                                --------------
TOTAL INVESTMENT SECURITIES                                                      5,151,266,735
                                                                                --------------

                                                                                   VALUE+
                                                                                --------------
SECURITIES LENDING COLLATERAL -- (3.0%)
(S)@DFA Short Term Investment Fund                                   13,581,397    157,163,921
                                                                                --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $4,734,328,103)^^                           $5,308,430,656
                                                                                ==============

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------
                                                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                             -------------- ------------ ------- --------------
Common Stocks
   United States                                             $1,818,992,858           --   --    $1,818,992,858
Affiliated Investment Companies
   United States                                              3,332,273,877           --   --     3,332,273,877
Securities Lending Collateral                                            -- $157,163,921   --       157,163,921
                                                             -------------- ------------   --    --------------
TOTAL                                                        $5,151,266,735 $157,163,921   --    $5,308,430,656
                                                             ============== ============   ==    ==============

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                   SHARES     VALUE++
                                                                 ---------- -----------
COMMON STOCKS -- (94.4%)
AUSTRALIA -- (7.2%)
*   AED Oil, Ltd.                                                   992,337 $        --
*   Alkane Resources, Ltd.                                          161,260      41,658
    ALS, Ltd.                                                     1,856,274   8,344,235
#   Alumina, Ltd.                                                12,825,476  18,897,770
#   AP Eagers, Ltd.                                                  72,853     531,342
*   APN News & Media, Ltd.                                        1,711,240   3,298,422
    Ardent Leisure Group                                          2,451,362   3,909,790
*   Arrium, Ltd.                                                 40,069,546         213
*   Ausdrill, Ltd.                                                4,842,813   5,139,060
#   Austal, Ltd.                                                  2,685,001   3,261,778
#*  Australian Agricultural Co., Ltd.                             9,463,495  10,523,218
    Australian Pharmaceutical Industries, Ltd.                    7,043,620  10,087,713
    Australian Vintage, Ltd.                                        207,737      82,746
#   Automotive Holdings Group, Ltd.                                 675,906   2,005,452
*   Avanco Resources, Ltd.                                          940,854      63,498
    AVJennings, Ltd.                                                185,198      84,906
*   AWE, Ltd.                                                     6,108,175   2,692,639
    Bank of Queensland, Ltd.                                      2,312,648  21,011,656
    Beach Energy, Ltd.                                           33,150,851  18,920,623
#*  Beadell Resources, Ltd.                                       5,365,204   1,249,366
    Bendigo & Adelaide Bank, Ltd.                                 2,001,496  19,061,152
#*  Billabong International, Ltd.                                 1,761,838   1,817,734
    BlueScope Steel, Ltd.                                         9,854,343  83,794,339
*   Boart Longyear, Ltd.                                          2,037,333     193,074
    Boral, Ltd.                                                   9,480,394  41,896,624
*   Bradken, Ltd.                                                 1,222,429   2,985,726
#   Breville Group, Ltd.                                            426,009   2,698,646
#   Brickworks, Ltd.                                                932,972   8,964,657
#   Cabcharge Australia, Ltd.                                     1,965,818   5,447,381
*   Capral, Ltd.                                                     86,368      10,951
#*  Cardno, Ltd.                                                  1,881,415   1,620,515
*   Carnarvon Petroleum, Ltd.                                       105,962       7,717
*   CDS Technologies, Ltd.                                           15,209          --
    Cedar Woods Properties, Ltd.                                    155,463     634,759
    Cleanaway Waste Management, Ltd.                             38,190,407  33,032,393
    Codan, Ltd.                                                      38,833      59,722
#   Collection House, Ltd.                                            5,616       5,818
*   Cooper Energy, Ltd.                                           4,565,802   1,300,201
#   CSG, Ltd.                                                       348,686     206,242
    CSR, Ltd.                                                    11,744,123  39,327,762
#   Decmil Group, Ltd.                                            2,513,561   1,993,942
*   Devine, Ltd.                                                    330,826     113,045
    Donaco International, Ltd.                                       60,673      16,573
#*  Doray Minerals, Ltd.                                          1,656,706     547,367
    Downer EDI, Ltd.                                             10,628,374  50,027,648
    Eclipx Group, Ltd.                                              136,668     388,164
*   Emeco Holdings, Ltd.                                            627,105      40,852
#*  Energy Resources of Australia, Ltd.                           1,499,731     785,349
#*  Energy World Corp., Ltd.                                      1,501,018     442,210
#   EQT Holdings, Ltd.                                               20,242     284,072
    Event Hospitality and Entertainment, Ltd.                     1,561,800  17,477,388

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- -----------
AUSTRALIA -- (Continued)
    Evolution Mining, Ltd.                                       15,045,133 $24,468,444
    Fairfax Media, Ltd.                                          42,037,475  27,129,429
#*  Fleetwood Corp., Ltd.                                           271,868     398,460
#   FlexiGroup, Ltd.                                              1,096,938   1,899,239
#   Gateway Lifestyle                                               239,870     369,272
#   Genworth Mortgage Insurance Australia, Ltd.                   1,123,779   2,836,955
    GrainCorp, Ltd. Class A                                       4,219,989  30,424,714
    Grange Resources, Ltd.                                          412,235      68,894
#   Greencross, Ltd.                                                103,466     517,225
    GWA Group, Ltd.                                                  96,926     192,785
    HFA Holdings, Ltd.                                              938,624   1,523,908
#*  Hills, Ltd.                                                     461,240     119,055
*   Imdex, Ltd.                                                      14,389       7,427
#   IMF Bentham, Ltd.                                             1,135,379   1,508,118
#   Independence Group NL                                         2,430,721   6,986,370
#   IOOF Holdings, Ltd.                                              69,878     482,661
#   iSelect, Ltd.                                                   489,252     645,758
#   Japara Healthcare, Ltd.                                         422,144     671,694
    K&S Corp., Ltd.                                                 126,062     150,291
#*  Karoon Gas Australia, Ltd.                                    1,623,021   2,214,048
#*  Kingsgate Consolidated, Ltd.                                  2,628,916     556,392
*   Lednium Technology Pty, Ltd.                                    438,495          --
*   Lemarne Corp., Ltd.                                               5,585       1,885
    MACA, Ltd.                                                    2,852,235   3,431,110
*   Macmahon Holdings, Ltd.                                       4,023,278     473,289
#   MaxiTRANS Industries, Ltd.                                    4,059,977   1,848,592
#   McPherson's, Ltd.                                             1,538,486   1,210,958
#*  Medusa Mining, Ltd.                                           2,066,263     628,372
    Melbourne IT, Ltd.                                               99,906     150,809
#*  Metals X, Ltd.                                                2,237,711   1,357,730
#*  Metcash, Ltd.                                                14,013,792  22,407,337
    Michael Hill International, Ltd.                                 13,999      14,020
*   Mincor Resources NL                                           2,042,066     411,088
#   Mineral Resources, Ltd.                                       3,283,868  30,662,252
#*  MMA Offshore, Ltd.                                            3,121,330     662,369
#   Money3 Corp., Ltd.                                              639,003     833,763
#*  Mount Gibson Iron, Ltd.                                       8,588,806   2,474,470
#   Myer Holdings, Ltd.                                          20,305,776  18,653,197
    MyState, Ltd.                                                   167,451     575,930
#   New Hope Corp., Ltd.                                            300,273     364,840
#   Nine Entertainment Co. Holdings, Ltd.                           615,940     465,312
#*  NRW Holdings, Ltd.                                            3,864,076   2,055,224
    Nufarm, Ltd.                                                  3,913,461  26,655,434
    OZ Minerals, Ltd.                                             7,708,562  52,600,079
#   Pacific Current Group, Ltd.                                      29,948     119,805
*   Paladin Energy, Ltd.                                          2,903,909     275,645
*   Panoramic Resources, Ltd.                                     2,071,872     417,347
    Peet, Ltd.                                                      901,119     706,960
#*  Perseus Mining, Ltd.                                         17,304,365   4,421,720
    PMP, Ltd.                                                     4,762,210   2,329,861
    Premier Investments, Ltd.                                     1,269,833  12,430,864
    Primary Health Care, Ltd.                                    12,982,539  36,947,125
    Prime Media Group, Ltd.                                       1,542,230     356,920

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                   SHARES      VALUE++
                                                                 ---------- --------------
AUSTRALIA -- (Continued)
    Programmed Maintenance Services, Ltd.                         1,548,911 $    2,233,416
#   Qube Holdings, Ltd.                                             636,271      1,110,529
#*  Ramelius Resources, Ltd.                                         35,001         15,991
#   RCR Tomlinson, Ltd.                                           1,824,854      4,026,095
*   Regional Express Holdings, Ltd.                                  21,861         13,580
#   Reject Shop, Ltd. (The)                                           9,985         64,233
    Resolute Mining, Ltd.                                         4,168,355      4,638,921
    Ridley Corp., Ltd.                                            6,977,105      6,805,519
*   Saracen Mineral Holdings, Ltd.                                  998,023        806,894
#   Select Harvests, Ltd.                                           303,488      1,289,031
#*  Senex Energy, Ltd.                                            1,871,761        397,472
    Service Stream, Ltd.                                          3,412,849      2,993,732
#   Seven Group Holdings, Ltd.                                    2,554,612     14,187,821
    Seven West Media, Ltd.                                       20,150,904     12,392,921
    Sigma Pharmaceuticals, Ltd.                                  15,575,235     14,236,351
#*  Silver Lake Resources, Ltd.                                     781,543        398,911
    Sims Metal Management, Ltd.                                   3,599,429     30,589,008
*   Slater & Gordon, Ltd.                                           164,300         31,794
#   SMS Management & Technology, Ltd.                               176,360        185,808
    Southern Cross Media Group, Ltd.                             10,193,512     11,365,913
    Spotless Group Holdings, Ltd.                                 5,888,441      4,201,987
    Star Entertainment Grp, Ltd. (The)                            5,244,339     18,998,224
#   Sunland Group, Ltd.                                           4,829,649      6,124,719
#   Tassal Group, Ltd.                                            3,261,062     11,426,104
#*  Ten Network Holdings, Ltd.                                      335,125        228,927
#   TFS Corp., Ltd.                                               5,342,275      6,367,236
    Tox Free Solutions, Ltd.                                        549,313      1,104,095
    Treasury Wine Estates, Ltd.                                   4,429,860     39,080,314
#*  Troy Resources, Ltd.                                          4,024,702        459,962
#   Villa World, Ltd.                                             1,169,935      2,156,334
#   Village Roadshow, Ltd.                                        2,388,242      7,179,393
*   Virgin Australia Holdings, Ltd.(B43DQC7)                     25,431,330      4,244,229
*   Virgin Australia Holdings, Ltd.()                            39,419,376             --
*   Watpac, Ltd.                                                  1,916,737      1,091,671
    Webster, Ltd.                                                    63,484         66,025
#*  Western Areas, Ltd.                                           1,120,089      2,091,342
#*  Westgold Resources, Ltd.                                      1,084,011      1,631,897
#*  Whitehaven Coal, Ltd.                                        13,243,340     28,603,943
#*  WorleyParsons, Ltd.                                           4,851,691     36,480,625
    WPP AUNZ, Ltd.                                                6,120,794      4,928,368
                                                                            --------------
TOTAL AUSTRALIA                                                              1,038,692,889
                                                                            --------------
AUSTRIA -- (1.2%)
#   Agrana Beteiligungs AG                                           86,280     11,137,790
#   Austria Technologie & Systemtechnik AG                          461,364      4,728,898
*   BUWOG AG                                                         93,026      2,219,829
    EVN AG                                                           32,310        395,609
    Mayr Melnhof Karton AG                                           41,919      4,730,211
    Oberbank AG                                                      43,889      2,965,268
    POLYTEC Holding AG                                               30,259        417,318
*   Raiffeisen Bank International AG                              2,228,804     49,640,193
    Strabag SE                                                      361,732     13,250,544
    UNIQA Insurance Group AG                                      1,533,707     12,648,156

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
AUSTRIA -- (Continued)
    Verbund AG                                                      26,877 $    433,327
    Vienna Insurance Group AG Wiener Versicherung Gruppe            77,199    1,881,439
    Voestalpine AG                                                 267,464   11,341,336
    Wienerberger AG                                              2,688,169   51,890,867
                                                                           ------------
TOTAL AUSTRIA                                                               167,680,785
                                                                           ------------
BELGIUM -- (1.2%)
    Ackermans & van Haaren NV                                      196,481   26,794,290
*   AGFA-Gevaert NV                                              2,925,811   11,540,529
    Banque Nationale de Belgique                                     4,335   13,475,703
    Barco NV                                                       131,672   11,455,393
    Bekaert SA                                                     744,925   32,328,400
#   Cie d'Entreprises CFE                                           18,469    2,039,799
#*  Cie Immobiliere de Belgique SA                                  43,911    2,629,948
    D'ieteren SA                                                   372,854   16,844,156
    Deceuninck NV                                                1,383,660    3,284,346
    Euronav NV                                                   1,783,994   13,931,914
    Exmar NV                                                        39,792      317,271
    Gimv NV                                                         81,469    4,546,973
    Jensen-Group NV                                                 33,840    1,410,012
#*  Nyrstar NV                                                     830,984    7,028,524
*   Papeteries Catala SA                                               188           --
    RealDolmen                                                      31,175      822,235
    Recticel SA                                                    950,918    7,091,231
    Roularta Media Group NV                                         28,376      808,488
    Sioen Industries NV                                             95,085    3,004,583
    Sipef SA                                                        31,385    2,143,621
*   Tessenderlo Chemie NV                                          402,085   14,942,836
                                                                           ------------
TOTAL BELGIUM                                                               176,440,252
                                                                           ------------
CANADA -- (8.6%)
#*  5N Plus, Inc.                                                  411,018      559,079
    Acadian Timber Corp.                                            11,217      149,474
*   Advantage Oil & Gas, Ltd.                                    5,214,940   33,624,090
    Aecon Group, Inc.                                            1,187,518   14,829,716
*   Africa Oil Corp.                                               749,713    1,526,793
#   AGF Management, Ltd. Class B                                 1,846,299    8,584,138
    AGT Food & Ingredients, Inc.                                    59,801    1,636,514
    AKITA Drilling, Ltd. Class A                                    10,400       72,970
*   Alacer Gold Corp.                                            6,499,345   11,987,265
    Alamos Gold, Inc. Class A                                    3,820,090   28,652,510
#   Alaris Royalty Corp.                                           194,442    3,282,913
    Algoma Central Corp.                                           238,510    2,402,971
    Altius Minerals Corp.                                           12,088      110,638
*   Argonaut Gold, Inc.                                          2,521,790    4,709,279
*   Asanko Gold, Inc.                                              421,647    1,545,634
#*  Athabasca Oil Corp.                                          5,860,484    7,476,199
*   ATS Automation Tooling Systems, Inc.                         1,253,765   12,650,862
*   AuRico Metals, Inc.                                            852,539      753,445
    AutoCanada, Inc.                                               139,876    2,726,037
*   Avigilon Corp.                                                  21,764      241,181
*   B2Gold Corp.                                                 3,612,938   10,967,228

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
CANADA -- (Continued)
#*  Ballard Power Systems, Inc.                                  1,415,623 $ 2,632,705
#*  Banro Corp.                                                    982,725     158,595
#*  Baytex Energy Corp.                                          4,245,078  16,931,377
#*  Bellatrix Exploration, Ltd.                                  1,357,541   1,126,720
*   Birchcliff Energy, Ltd.                                      2,430,104  14,977,471
#   Black Diamond Group, Ltd.                                      389,924   1,615,132
#*  BlackPearl Resources, Inc.                                   2,371,051   2,824,307
    Bonavista Energy Corp.                                       4,842,324  17,192,343
#   Bonterra Energy Corp.                                          169,954   3,283,492
    Boralex, Inc. Class A                                          349,012   5,321,343
#   Calfrac Well Services, Ltd.                                    107,200     348,477
*   Canaccord Genuity Group, Inc.                                1,874,329   6,323,385
#*  Canacol Energy, Ltd.                                         1,026,010   2,925,262
#   Canadian Western Bank                                        1,776,333  40,393,232
#   Canam Group, Inc.                                              877,773   6,212,710
*   Canfor Corp.                                                   614,400   6,662,197
    CanWel Building Materials Group, Ltd.                          173,499     782,662
    Canyon Services Group, Inc.                                  1,343,018   6,450,615
#*  Capstone Mining Corp.                                        6,802,980   7,580,650
    Cascades, Inc.                                               2,010,336  18,307,383
    CCL Industries, Inc. Class B                                    17,355   3,571,696
*   Celestica, Inc.                                                253,404   3,518,932
    Centerra Gold, Inc.                                          4,709,750  23,272,770
*   Cequence Energy, Ltd.                                        2,366,309     600,101
#   Cervus Equipment Corp.                                          14,993     174,674
    Chesswood Group, Ltd.                                            4,599      41,775
#*  China Gold International Resources Corp., Ltd.               3,947,001   7,947,084
*   Chinook Energy, Inc.                                           542,098     181,220
#   Clarke, Inc.                                                     9,000      68,749
*   Continental Gold, Inc.                                         601,448   2,001,360
#*  Copper Mountain Mining Corp.                                 1,578,563   1,419,342
#   Corus Entertainment, Inc. Class B                              989,544   9,825,098
#   Cott Corp.                                                     528,629   5,610,272
*   Craft Oil, Ltd.                                                448,505          --
*   Crew Energy, Inc.                                            5,409,527  24,070,057
#*  Delphi Energy Corp.                                          3,910,880   4,388,000
#*  Denison Mines Corp.                                          1,645,047   1,226,279
*   Detour Gold Corp.                                                5,120      69,447
    DH Corp.                                                       103,872   1,836,768
    Dominion Diamond Corp.                                       2,094,447  20,972,637
    Dorel Industries, Inc. Class B                                 897,221  24,822,252
*   DREAM Unlimited Corp. Class A                                    4,900      25,418
#*  Dundee Precious Metals, Inc.                                 2,148,206   4,853,584
    E-L Financial Corp., Ltd.                                        1,609     898,950
*   Eldorado Gold Corp.                                              1,175       4,154
#   Enbridge Income Fund Holdings, Inc.                            698,272  18,346,912
*   Endeavour Silver Corp.                                          43,561     184,454
    Enerflex, Ltd.                                               1,031,447  14,529,432
    Enerplus Corp.                                                 742,025   6,614,786
    Ensign Energy Services, Inc.                                 2,930,128  19,973,284
#   Equitable Group, Inc.                                          104,918   4,793,372
*   Essential Energy Services Trust                              1,352,050     800,060
#   Firm Capital Mortgage Investment Corp.                          17,405     186,723

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
CANADA -- (Continued)
*   First Majestic Silver Corp.                                     597,685 $ 5,727,671
*   GASFRAC Energy Services, Inc.                                    42,951           4
    Genesis Land Development Corp.                                   29,263      63,192
#   Genworth MI Canada, Inc.                                      1,329,228  33,331,573
#*  Golden Star Resources, Ltd.                                   1,085,680     926,113
*   Gran Tierra Energy, Inc.                                      7,856,798  20,166,536
    Granite Oil Corp.                                               411,188   1,621,052
    Guardian Capital Group, Ltd. Class A                             13,693     258,023
*   Heroux-Devtek, Inc.                                             319,925   3,557,591
    HNZ Group, Inc.                                                  16,021     159,564
#   Home Capital Group, Inc.                                        398,628   9,107,558
#   Horizon North Logistics, Inc.                                   749,144   1,162,936
    HudBay Minerals, Inc.                                         5,712,186  44,731,739
    Hudson's Bay Co.                                                518,018   3,980,926
#*  IAMGOLD Corp.                                                 7,325,623  33,890,682
*   Imperial Metals Corp.                                               703       3,674
*   Indigo Books & Music, Inc.                                        6,342      85,876
*   Interfor Corp.                                                  779,430   8,271,991
    Intertape Polymer Group, Inc.                                   343,793   6,269,516
*   Ithaca Energy, Inc.                                           2,745,927   3,692,889
*   Ivanhoe Mines, Ltd. Class A                                     710,708   2,168,308
*   Kelt Exploration, Ltd.                                          139,882     676,166
*   Kingsway Financial Services, Inc.                               234,147   1,488,104
*   Kinross Gold Corp.                                            2,509,724   9,778,521
*   Kirkland Lake Gold, Ltd.                                        729,220   5,228,528
*   Knight Therapeutics, Inc.                                        97,900     773,419
    Laurentian Bank of Canada                                     1,074,000  48,580,703
*   Lightstream Resources, Ltd.                                   2,048,004          --
#   Liquor Stores N.A., Ltd.                                        701,270   5,475,430
*   Lundin Mining Corp.                                           3,022,583  18,489,730
*   Lydian International, Ltd.                                       81,322      22,811
*   Major Drilling Group International, Inc.                        933,726   5,647,204
    Martinrea International, Inc.                                   822,817   5,210,384
#*  MEG Energy Corp.                                              2,587,573  13,442,454
    Melcor Developments, Ltd.                                        58,624     651,453
*   Mercator Minerals, Ltd.                                         861,957          --
#*  Merus Labs International, Inc.                                  171,488     138,377
#*  Midas Gold Corp.                                                351,200     232,109
*   Minco Silver Corp.                                               25,027      22,503
*   Mitel Networks Corp.                                              5,054      35,069
    Nevsun Resources, Ltd.                                        3,921,160  12,354,856
    New Flyer Industries, Inc.                                       14,152     453,517
*   New Gold, Inc.                                               11,382,167  30,352,445
#   Newalta Corp.                                                   108,516     194,307
    North American Energy Partners, Inc.                            189,915     983,690
#   Northern Blizzard Resources, Inc.                               316,640     936,841
*   Novelion Therapeutics, Inc.                                     179,750   1,701,844
*   NuVista Energy, Ltd.                                          1,603,984   8,024,542
    OceanaGold Corp.                                              3,517,549  12,218,499
*   Painted Pony Petroleum, Ltd.                                  2,826,470  16,985,972
    Pan American Silver Corp.                                       457,298   8,912,259
*   Paramount Resources, Ltd. Class A                               299,000   3,841,906
*   Parex Resources, Inc.                                             1,795      20,885

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
CANADA -- (Continued)
#*  Pengrowth Energy Corp.                                         903,157 $ 1,131,332
#*  Penn West Petroleum, Ltd.                                    1,568,909   2,676,640
    PHX Energy Services Corp.                                      100,822     312,248
*   Pilot Gold, Inc.                                               246,675     109,949
#   Pizza Pizza Royalty Corp.                                       31,201     416,013
*   Platinum Group Metals, Ltd.                                    151,248     258,037
#*  Precision Drilling Corp.                                     9,974,643  56,110,960
*   Pretium Resources, Inc.                                         67,900     731,572
#*  Primero Mining Corp.                                         2,960,323   2,229,484
#*  Pulse Seismic, Inc.                                            614,315   1,114,147
*   Questerre Energy Corp. Class A                                 231,349     124,454
*   RB Energy, Inc.                                                238,050         167
    Reitmans Canada, Ltd. Class A                                  471,608   2,192,683
#*  RMP Energy, Inc.                                             3,644,812   2,184,786
#   Rocky Mountain Dealerships, Inc.                               192,595   1,636,965
#*  Royal Nickel Corp.                                             227,692      46,370
    Russel Metals, Inc.                                             92,590   1,921,176
#*  Sabina Gold & Silver Corp.                                   1,870,332   1,926,029
*   Sandstorm Gold, Ltd.                                         1,111,043   4,900,970
*   Savanna Energy Services Corp.                                1,729,116   2,657,623
*   Seven Generations Energy, Ltd. Class A                           2,142      42,815
#*  Sherritt International Corp.                                 7,242,314   8,014,549
#*  Sierra Wireless, Inc.                                          614,571  10,744,661
#*  Silver Standard Resources, Inc.                              1,403,604  14,831,549
*   Sonde Resources Corp.                                          463,104         695
*   Southern Pacific Resource Corp.                                156,000          16
*   Sprott Resource Corp.                                          979,410     413,968
    Sprott, Inc.                                                 1,006,152   1,778,405
#   Stuart Olson, Inc.                                             214,672     866,112
*   SunOpta, Inc.                                                   34,041     237,797
#   Surge Energy, Inc.                                           8,744,484  18,950,582
    Tahoe Resources, Inc.                                          836,038   7,626,336
#*  Taseko Mines, Ltd.                                             914,368   1,349,154
*   Tembec, Inc.                                                   154,749     356,770
*   Teranga Gold Corp.(B5TDK82)                                  7,702,864   5,209,238
*   Teranga Gold Corp.(B4L8QT1)                                    810,888     568,089
*   Timmins Gold Corp.                                             345,489     140,718
*   TLC Vision Corp.                                               829,259          --
    TMX Group, Ltd.                                                414,163  21,923,187
#   TORC Oil & Gas, Ltd.                                         4,929,476  27,540,665
    Total Energy Services, Inc.                                     68,240     775,091
    TransAlta Corp.                                              4,677,632  27,679,359
    Transcontinental, Inc. Class A                               1,223,424  20,373,947
#   TransGlobe Energy Corp.                                        846,728   1,425,041
*   Trevali Mining Corp.                                         2,232,107   2,178,502
*   Trican Well Service, Ltd.                                    3,170,994  11,916,358
*   Trilogy Energy Corp.                                            17,403      90,944
#   Trinidad Drilling, Ltd.                                      5,013,565  11,211,892
    Veresen, Inc.                                                  462,061   4,697,842
#   Wajax Corp.                                                     54,428   1,027,701
#   Western Energy Services Corp.                                  943,064   2,174,211
    WestJet Airlines, Ltd.                                          46,672     787,640
    Whitecap Resources, Inc.                                     3,218,439  25,623,845

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                   SHARES      VALUE++
                                                                 ---------- --------------
CANADA -- (Continued)
    Wi-LAN, Inc.                                                  1,375,703 $    2,251,871
*   Xtreme Drilling Corp.                                           313,415        652,722
    Yamana Gold, Inc.                                             2,242,557      7,410,563
*   Yangarra Resources, Ltd.                                         58,400        106,814
#*  Yellow Pages, Ltd.                                              283,320      3,897,351
                                                                            --------------
TOTAL CANADA                                                                 1,236,979,183
                                                                            --------------
CHINA -- (0.1%)
    China Everbright Water, Ltd.                                    423,800        129,059
*   Hanfeng Evergreen, Inc.                                         707,267             --
    K Wah International Holdings, Ltd.                           15,156,955      7,570,984
                                                                            --------------
TOTAL CHINA                                                                      7,700,043
                                                                            --------------
DENMARK -- (1.8%)
    Alm Brand A.S.                                                2,326,385     18,266,453
#*  Bang & Olufsen A.S.                                             123,923      1,811,771
    BankNordik P/F                                                    1,163         24,563
    Brodrene Hartmann A.S.                                           42,873      2,289,885
#*  D/S Norden A.S.                                                 236,128      4,199,971
    DFDS A.S.                                                       382,891     18,728,057
    FLSmidth & Co. A.S.                                              76,775      3,573,053
*   GPV Industri A.S. Class B                                         6,000             --
    Harboes Bryggeri A.S. Class B                                    24,698        503,632
    Jyske Bank A.S.                                               1,150,163     59,255,840
    NKT Holding A.S.                                                230,231     17,800,026
    Nordjyske Bank A.S.                                               4,474         77,334
*   Parken Sport & Entertainment A.S.                                 2,075         21,530
    Per Aarsleff Holding A.S.                                       338,664      8,758,602
*   Santa Fe Group A.S.                                              73,540        620,024
    Schouw & Co. AB                                                 296,935     22,421,334
    Solar A.S. Class B                                               15,248        823,649
    Spar Nord Bank A.S.                                           1,202,348     14,042,687
    Sydbank A.S.                                                  1,451,367     48,125,769
*   TDC A.S.                                                      7,889,618     41,571,099
#*  TK Development A.S.                                             868,873      1,221,736
    United International Enterprises                                  4,209        761,511
                                                                            --------------
TOTAL DENMARK                                                                  264,898,526
                                                                            --------------
FINLAND -- (2.3%)
    Ahlstrom Oyj                                                     45,551        681,301
#   Aktia Bank Oyj                                                  204,847      2,355,522
*   Alma Media Oyj                                                  188,855      1,057,515
    Apetit Oyj                                                       47,809        707,313
    Aspo Oyj                                                         45,379        424,987
    Atria Oyj                                                       210,249      2,619,253
    Cargotec Oyj Class B                                          1,045,879     50,146,326
    Cramo Oyj                                                       666,244     16,610,537
    Digia Oyj                                                        21,229         71,291
*   Finnair Oyj                                                   1,223,195      5,343,637
    Fiskars Oyj Abp                                                  51,727      1,006,742
    HKScan Oyj Class A                                              539,838      1,837,237
    Huhtamaki Oyj                                                   534,515     19,624,126

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
FINLAND -- (Continued)
    Kemira Oyj                                                   2,528,559 $ 31,678,684
    Kesko Oyj Class A                                               19,510      905,949
    Kesko Oyj Class B                                            1,458,967   73,825,283
    Lemminkainen Oyj                                               101,474    1,975,807
#   Metsa Board Oyj                                              4,684,138   31,996,315
*   Munksjo Oyj                                                     27,842      434,939
#   Neste Oyj                                                      292,436   10,174,748
    Olvi Oyj Class A                                                   821       25,062
    Oriola-KD Oyj Class B                                          671,154    3,174,250
*   Outokumpu Oyj                                                1,724,584   15,431,794
#*  Outotec Oyj                                                    471,109    2,679,571
*   QT Group Oyj                                                       541        3,501
    Raisio Oyj Class V                                           1,633,514    6,137,419
    Ramirent Oyj                                                   196,582    1,465,429
    Sanoma Oyj                                                   1,371,910   12,483,663
    SRV Group Oyj                                                   31,649      179,529
*   Stockmann Oyj Abp Class B                                       18,137      138,688
    Teleste Oyj                                                     14,414      139,439
    Tikkurila Oyj                                                   90,543    1,847,462
    Valmet Oyj                                                     779,609   12,326,095
    Viking Line Abp                                                  2,134       47,192
    YIT Oyj                                                      2,559,346   20,308,444
                                                                           ------------
TOTAL FINLAND                                                               329,865,050
                                                                           ------------
FRANCE -- (4.4%)
    Actia Group                                                    186,225    1,837,831
#*  Air France-KLM                                                 828,152    4,375,614
    Albioma SA                                                     218,686    3,732,186
    Altamir                                                        231,552    3,312,334
    April SA                                                         7,583       97,517
    Arkema SA                                                      983,994   97,181,006
    Assystem                                                        47,407    1,503,679
    Aubay                                                           70,464    2,078,805
    Axway Software SA                                               14,070      439,038
*   Bigben Interactive                                              41,319      269,245
#   Bollore SA(4572709)                                          2,722,476   10,888,482
*   Bollore SA(BD3RTL2)                                             24,048       98,647
    Bonduelle SCA                                                  235,745    6,082,532
#   Bourbon Corp.                                                  159,254    1,914,032
    Burelle SA                                                      10,675   11,640,712
*   Cegedim SA                                                      54,219    1,521,043
*   Cegid Group SA                                                  66,199           --
#*  CGG SA                                                         329,176    3,309,874
    Chargeurs SA                                                   319,652    6,258,714
    Cie des Alpes                                                  111,460    2,329,846
    Cie Plastic Omnium SA                                          242,268    8,219,312
*   Coface SA                                                      254,268    1,643,408
    Derichebourg SA                                              2,053,022    9,462,212
    Devoteam SA                                                      8,920      560,865
    Dom Security                                                    11,881      646,918
#   Elis SA                                                         60,528    1,083,780
*   Eramet                                                          43,344    2,493,680
*   Esso SA Francaise                                               27,451    1,230,020

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
FRANCE -- (Continued)
#*  Etablissements Maurel et Prom                                1,477,844 $ 6,769,727
    Euler Hermes Group                                              73,827   6,665,891
    Eutelsat Communications SA                                     553,615   9,442,823
    Exel Industries Class A                                            758      65,062
    Faiveley Transport SA                                           20,528   2,219,986
#   Fleury Michon SA                                                23,476   1,395,646
    Gaumont SA                                                      20,429   1,246,425
    Gevelot SA                                                       3,986     637,268
    GL Events                                                      166,599   3,266,021
    Groupe Crit                                                      3,589     285,681
*   Groupe Fnac SA                                                 120,250   7,782,188
    Groupe Open                                                     22,809     600,565
    Guerbet                                                         34,598   2,991,759
#*  HiPay Group SA                                                   8,504     104,566
    Imerys SA                                                       22,064   1,771,879
*   Immobiliere Hoteliere SA                                        27,700          --
    IPSOS                                                          437,665  14,506,421
    Jacquet Metal Service                                          300,438   6,858,150
    Korian SA                                                      458,183  13,136,418
    Lagardere SCA                                                1,069,409  26,830,230
    Laurent-Perrier                                                  2,015     150,081
#   Le Noble Age                                                    10,127     419,078
    LISI                                                           239,570   8,667,756
    Manitou BF SA                                                   52,051   1,188,355
    Manutan International                                           25,953   1,932,849
    Mersen SA                                                      221,873   5,442,122
    MGI Coutier                                                    110,433   3,103,214
    Mr Bricolage                                                   111,339   1,453,619
*   Naturex                                                          2,490     231,936
    Neopost SA                                                     449,417  14,854,656
*   Nexans SA                                                      750,735  43,564,171
*   Nexity SA                                                      584,361  28,701,858
*   NRJ Group                                                       13,927     155,912
*   OL Groupe SA                                                     6,624      20,925
*   Parrot SA                                                        2,316      21,684
*   Peugeot SA                                                     725,879  13,509,045
#*  Pierre & Vacances SA                                           111,873   5,080,950
    Plastivaloire                                                   17,808   2,574,190
    PSB Industries SA                                               15,384     874,396
#   Rallye SA                                                      523,533  11,628,345
    Rexel SA                                                     3,866,140  67,429,120
    Rothschild & Co.                                               108,113   3,125,441
    Samse SA                                                           151      24,201
    Savencia SA                                                    133,951  10,593,105
#   Seche Environnement SA                                          29,459     960,189
#*  Sequana SA                                                     976,037   1,916,752
*   Societe des Bains de Mer et du Cercle des Etrangers a Monaco    84,490   3,093,721
*   SOITEC                                                       3,945,005   7,499,813
    Sopra Steria Group                                              87,701  10,168,354
*   Ste Industrielle d'Aviation Latecoere SA                       556,700   2,605,541
    Stef SA                                                          2,635     226,806
    STMicroelectronics NV                                          336,235   4,437,683
    Sword Group                                                     76,020   2,523,911

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
FRANCE -- (Continued)
    Teleperformance                                                214,323 $ 22,943,114
#   Television Francaise 1                                         944,729   10,407,849
    TFF Group                                                          336       40,616
    Total Gabon                                                      3,055      540,655
    Trigano SA                                                     170,190   15,273,133
*   Ubisoft Entertainment SA                                       511,168   16,806,258
    Vicat SA                                                       206,545   12,545,921
    Vilmorin & Cie SA                                               48,726    3,269,133
    Vranken-Pommery Monopole SA                                     77,999    1,877,686
                                                                           ------------
TOTAL FRANCE                                                                632,672,182
                                                                           ------------
GERMANY -- (6.9%)
    Aareal Bank AG                                               1,773,002   68,787,641
*   ADVA Optical Networking SE                                     663,531    5,560,711
#   Allgeier SE                                                     47,867      933,774
*   AS Creation Tapeten                                             20,732      694,728
    Aurubis AG                                                   1,167,679   68,798,280
    Bauer AG                                                       286,017    4,333,022
    BayWa AG                                                       301,157   10,230,508
    Bechtle AG                                                      31,912    3,241,481
    Bijou Brigitte AG                                               11,426      690,896
#*  Bilfinger SE                                                   818,943   34,033,068
    Biotest AG                                                     138,215    2,625,938
    Borussia Dortmund GmbH & Co. KGaA                            1,189,874    6,854,684
    CENTROTEC Sustainable AG                                       142,354    2,460,659
#*  Clere AG                                                        45,495      804,464
    Comdirect Bank AG                                              132,109    1,388,996
    CropEnergies AG                                                151,703    1,013,535
    Data Modul AG                                                    9,022      497,182
#*  DEAG Deutsche Entertainment AG                                 168,435      562,284
    Deutsche Beteiligungs AG                                        87,898    3,163,661
    Deutsche Lufthansa AG                                          130,628    1,745,005
    Deutsche Pfandbriefbank AG                                     147,279    1,501,044
    Deutz AG                                                     2,228,106   14,827,897
    DMG Mori AG                                                    786,850   38,037,294
    Dr Hoenle AG                                                     4,441      139,133
    Draegerwerk AG & Co. KGaA                                       38,315    2,711,112
    Eckert & Ziegler AG                                             54,780    1,508,095
    Elmos Semiconductor AG                                         272,638    4,269,231
#   ElringKlinger AG                                               211,501    3,753,538
*   Euromicron AG                                                   42,451      289,808
*   First Sensor AG                                                 22,346      330,399
    Fraport AG Frankfurt Airport Services Worldwide                423,888   25,367,628
    Freenet AG                                                      48,073    1,445,286
#   Gerry Weber International AG                                   141,352    1,648,059
    Gesco AG                                                        68,507    1,691,774
    GFK SE                                                          35,481    1,667,840
#   GFT Technologies SE                                            163,270    3,424,957
    Grammer AG                                                     327,470   18,493,267
*   H&R GmbH & Co. KGaA                                            134,605    2,252,136
    Hamburger Hafen und Logistik AG                                 75,272    1,534,374
#*  Heidelberger Druckmaschinen AG                               3,923,114   10,291,759
    Hella KGaA Hueck & Co.                                          85,557    3,497,005

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
GERMANY -- (Continued)
    Hochtief AG                                                     39,715 $  5,661,407
*   HolidayCheck Group AG                                            8,679       23,823
    Homag Group AG                                                   1,801       83,619
    Hornbach Baumarkt AG                                            67,577    2,087,854
    Indus Holding AG                                               249,579   14,258,221
#   Isra Vision AG                                                  73,609    8,916,743
    Jenoptik AG                                                  1,099,813   21,097,111
#   K+S AG                                                         726,778   18,462,538
*   Kampa AG                                                        31,214          506
*   Kloeckner & Co. SE                                           1,763,596   23,029,367
*   Koenig & Bauer AG                                               58,907    3,139,921
#*  Kontron AG                                                     709,737    2,230,503
    KSB AG                                                           5,771    2,249,798
    KWS Saat SE                                                     13,873    4,351,467
    Lanxess AG                                                   1,591,916  115,845,730
    Leifheit AG                                                     45,603    2,977,847
    Leoni AG                                                       630,857   25,337,108
#*  Manz AG                                                         26,650    1,123,988
*   Mediclin AG                                                    666,881    4,069,502
    MLP AG                                                         512,880    2,649,516
*   Mosaic Software AG                                              12,800           --
    Nexus AG                                                       166,865    3,549,259
#*  Nordex SE                                                      174,177    3,680,728
    OHB SE                                                           2,332       47,966
    Osram Licht AG                                               1,096,994   63,681,201
*   Patrizia Immobilien AG                                         104,588    1,682,960
#   PNE Wind AG                                                    681,877    1,588,548
    Progress-Werk Oberkirch AG                                       4,013      167,798
    Puma SE                                                          4,424    1,347,302
#   QSC AG                                                       2,368,015    4,632,642
#   Rheinmetall AG                                               1,078,306   82,750,632
    RHOEN-KLINIKUM AG                                              479,237   13,136,389
#   RIB Software AG                                                 18,249      233,323
*   Rohwedder AG                                                    44,910           --
    SAF-Holland SA                                                 704,577   10,716,456
    Salzgitter AG                                                1,332,610   51,143,131
    SHW AG                                                         103,480    3,426,093
    Sixt SE                                                        246,279   12,820,967
#   SMA Solar Technology AG                                         23,496      605,239
    Software AG                                                    436,631   15,750,810
    Stada Arzneimittel AG                                          230,405   11,867,504
    Suedzucker AG                                                1,184,938   31,348,270
#*  Suess MicroTec AG                                              272,275    2,248,352
    Surteco SE                                                      61,733    1,574,518
    TAG Immobilien AG                                              240,873    3,256,577
    Technotrans AG                                                  58,404    1,548,062
#*  Tom Tailor Holding AG                                          255,023    1,516,703
*   Uniper SE                                                      546,269    7,782,173
    VERBIO Vereinigte BioEnergie AG                                434,125    4,927,517
#*  Vossloh AG                                                      11,599      747,190
#   VTG AG                                                         315,946   10,512,594
#   Wacker Chemie AG                                               194,481   23,504,593

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                   SHARES      VALUE++
                                                                 ----------- ------------
GERMANY -- (Continued)
    Wacker Neuson SE                                                 637,818 $ 10,477,993
                                                                             ------------
TOTAL GERMANY                                                                 996,972,212
                                                                             ------------
GREECE -- (0.0%)
*   Alapis Holding Industrial and Commercial SA of
      Pharmaceutical Chemical Products                               173,961           --
*   Atlantic Supermarkets SA                                         129,593           --
*   Ergas SA                                                         104,948           --
*   Etma Rayon SA                                                     39,176           --
*   Michaniki SA                                                     986,718           --
*   T Bank SA                                                      1,210,617           --
*   Themeliodomi SA                                                  140,360           --
*   Tropea Holding SA                                                  4,581        1,854
                                                                             ------------
TOTAL GREECE                                                                        1,854
                                                                             ------------
HONG KONG -- (3.1%)
*   13 Holdings, Ltd. (The)                                          634,000      187,400
    Aeon Credit Service Asia Co., Ltd.                                34,000       24,439
    Agritrade Resources, Ltd.                                      1,565,000      289,169
    Alco Holdings, Ltd.                                            3,178,000      937,454
    Allied Group, Ltd.                                             2,069,000   10,874,437
#   Allied Properties HK, Ltd.                                    38,412,372    8,602,641
*   Apac Resources, Ltd.                                           3,460,000       49,480
    APT Satellite Holdings, Ltd.                                   1,155,125      580,251
#   Asia Financial Holdings, Ltd.                                  4,646,106    2,297,363
    Asia Standard Hotel Group, Ltd.                                2,311,359       75,815
    Asia Standard International Group, Ltd.                        5,261,503    1,088,803
    Associated International Hotels, Ltd.                          1,617,000    4,703,967
*   Bel Global Resources Holdings, Ltd.                           16,756,000           --
    Bonjour Holdings, Ltd.                                         1,930,000       90,452
*   Burwill Holdings, Ltd.                                           746,000       18,883
    CCT Fortis Holdings, Ltd.                                      4,184,000      585,982
    Century City International Holdings, Ltd.                     29,807,300    2,066,507
*   Champion Technology Holdings, Ltd.                           116,639,373    1,872,027
    Chen Hsong Holdings                                            2,032,000      513,006
    Cheuk Nang Holdings, Ltd.                                      4,411,564    3,122,339
    Chevalier International Holdings, Ltd.                         2,760,858    4,290,031
*   China Billion Resources, Ltd.                                  5,842,008       24,823
    China Flavors & Fragrances Co., Ltd.                           1,131,291      298,329
    China Metal International Holdings, Inc.                         202,000       61,171
*   China National Culture Group, Ltd.                            12,960,000       63,035
*   China Star Entertainment, Ltd.                                 2,840,000      163,907
#*  China Strategic Holdings, Ltd.                                 8,735,000      181,710
    Chinney Investments, Ltd.                                        776,000      211,672
    Chong Hing Bank, Ltd.                                            113,000      222,283
    Chow Sang Sang Holdings International, Ltd.                      395,000      753,853
    Chuang's China Investments, Ltd.                              31,164,415    1,981,366
    Chuang's Consortium International, Ltd.                       23,805,520    4,494,395
    CNT Group, Ltd.                                                1,680,000      125,284
*   Convoy Global Holdings, Ltd.                                   2,580,000       72,793
#*  Cowell e Holdings, Inc.                                        3,600,000    1,083,124
*   CP Lotus Corp.                                                 1,770,000       31,295
    CSI Properties, Ltd.                                         118,465,476    5,098,142

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                   SHARES      VALUE++
                                                                 ----------- -----------
HONG KONG -- (Continued)
#   CW Group Holdings, Ltd.                                        1,961,500 $   388,843
    Dah Sing Banking Group, Ltd.                                   7,256,688  14,151,363
#   Dah Sing Financial Holdings, Ltd.                              3,776,156  29,158,133
    Dickson Concepts International, Ltd.                             667,000     235,999
    Dynamic Holdings, Ltd.                                           140,000      85,818
    Eagle Nice International Holdings, Ltd.                        2,454,000     686,654
    EcoGreen International Group, Ltd.                             1,311,840     282,101
    Emperor Capital Group, Ltd.                                   10,890,000     992,034
    Emperor Entertainment Hotel, Ltd.                              5,660,000   1,322,859
    Emperor International Holdings, Ltd.                          35,684,333   8,392,876
*   Emperor Watch & Jewellery, Ltd.                               51,200,000   1,873,374
*   EPI Holdings, Ltd.                                            10,148,569     250,573
#*  Esprit Holdings, Ltd.                                          2,918,400   2,277,861
*   eSun Holdings, Ltd.                                           16,662,400   1,716,460
*   Eternity Investment, Ltd.                                      5,250,000     167,368
*   Ezcom Holdings, Ltd.                                              67,280          --
    Far East Consortium International, Ltd.                       27,621,784  11,968,714
*   Far East Holdings International, Ltd.                            615,000      64,618
    FIH Mobile, Ltd.                                              20,872,000   6,706,355
    First Pacific Co., Ltd.                                       13,890,000  10,531,677
#   First Shanghai Investments, Ltd.                              11,632,000   1,752,672
    Fountain SET Holdings, Ltd.                                   18,888,000   2,524,922
#   Future Bright Holdings, Ltd.                                   2,064,000     208,275
    G-Resources Group, Ltd.                                      386,082,000   6,880,449
#   Get Nice Financial Group, Ltd.                                 3,785,324     456,982
#   Get Nice Holdings, Ltd.                                      154,552,999   5,367,395
*   Global Brands Group Holding, Ltd.                             79,498,000   9,989,336
    Glorious Sun Enterprises, Ltd.                                 2,792,000     355,297
    Gold Peak Industries Holdings, Ltd.                            7,973,907     790,271
    Golden Resources Development International, Ltd.              11,821,000     695,516
*   Grande Holdings, Ltd. (The)                                    2,752,000     149,541
    Great Eagle Holdings, Ltd.                                     3,618,481  16,458,050
    Guangnan Holdings, Ltd.                                        6,600,000     823,821
    Guoco Group, Ltd.                                                 22,000     247,903
    Haitong International Securities Group, Ltd.                   7,060,387   3,945,690
#*  Hang Fung Gold Technology, Ltd.                                  118,000          --
    Hanison Construction Holdings, Ltd.                            6,530,724   1,163,504
*   Hao Tian Development Group, Ltd.                               4,856,600     246,717
    Harbour Centre Development, Ltd.                               2,204,000   4,083,885
    High Fashion International, Ltd.                                 996,000     253,412
*   HKR International, Ltd.                                       18,075,198   9,079,921
    Hon Kwok Land Investment Co., Ltd.                             7,102,935   3,241,953
    Hong Kong Ferry Holdings Co., Ltd.                             2,307,000   2,641,921
    Hong Kong Shanghai Alliance Holdings, Ltd.                       882,000     105,435
*   Hong Kong Television Network, Ltd.                                62,000      10,669
    Hongkong & Shanghai Hotels, Ltd. (The)                         2,663,931   2,962,244
    Hongkong Chinese, Ltd.                                        23,297,100   4,329,422
    Hopewell Holdings, Ltd.                                        5,494,500  19,618,717
#*  Hsin Chong Group Holdings, Ltd.                               23,310,000   1,107,466
*   Huan Yue Interactive Holdings, Ltd.                            1,289,000     147,534
    Hung Hing Printing Group, Ltd.                                 7,893,275   1,319,810
#   Hutchison Telecommunications Hong Kong Holdings, Ltd.          6,990,000   2,265,714
*   International Standard Resources Holdings, Ltd.               53,133,000     287,130

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                   SHARES      VALUE++
                                                                 ----------- -----------
HONG KONG -- (Continued)
    IPE Group, Ltd.                                               11,190,000 $ 3,027,018
    ITC Corp., Ltd.                                                  890,000      64,236
    ITC Properties Group, Ltd.                                     1,162,237     479,323
*   Jinchang Pharmaceutical Holdings, Ltd.                           507,600          --
*   Jinhui Holdings Co., Ltd.                                        724,000      98,141
*   Kantone Holdings, Ltd.                                         1,982,055     166,726
    Keck Seng Investments                                          2,818,000   2,071,403
    Kerry Logistics Network, Ltd.                                    434,500     560,476
#   Kingston Financial Group, Ltd.                                13,235,424   5,840,788
    Kowloon Development Co., Ltd.                                 10,225,277   9,609,770
    Kwoon Chung Bus Holdings, Ltd.                                   156,000      78,346
    Lai Sun Development Co., Ltd.                                347,781,666   7,496,609
    Lai Sun Garment International, Ltd.                           39,693,669   8,243,278
*   Lerado Financial Group Co., Ltd.                               2,438,400      67,529
    Lippo China Resources, Ltd.                                    7,228,000     219,393
    Lippo, Ltd.                                                    4,722,500   2,866,432
    Liu Chong Hing Investment, Ltd.                                4,126,000   5,711,043
    Luen Thai Holdings, Ltd.                                         996,000     230,711
    Luks Group Vietnam Holdings Co., Ltd.                          1,034,642     369,457
    Lung Kee Bermuda Holdings                                        504,000     189,994
*   Macau Legend Development, Ltd.                                 2,361,000     481,083
    Magnificent Hotel Investment, Ltd.                            38,616,600     896,838
#*  Mason Financial Holdings, Ltd.                                19,620,000     364,139
#   Master Glory Group, Ltd.                                       2,562,596      66,637
#   Melco International Development, Ltd.                          3,782,000   5,705,406
*   Midland IC&I, Ltd.                                               770,000       5,341
    Ming Fai International Holdings, Ltd.                          2,592,000     333,081
#   Miramar Hotel & Investment                                     1,756,000   3,710,294
*   Mongolian Mining Corp.                                        14,983,500     566,712
    Nanyang Holdings, Ltd.                                            98,850     539,659
    National Electronic Hldgs                                      5,271,648     678,343
*   Neo-Neon Holdings, Ltd.                                        6,198,000     886,468
*   Neptune Group, Ltd.                                            4,707,691     197,508
*   NetMind Financial Holdings, Ltd.                             104,400,000     682,020
#   Newocean Energy Holdings, Ltd.                                11,924,000   3,230,862
*   Next Digital, Ltd.                                             3,268,000     156,254
*   Nine Express, Ltd.                                             1,152,000      62,107
*   O Luxe Holdings, Ltd.                                          2,448,000     278,182
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.        21,090,000   1,875,536
#   Orient Overseas International, Ltd.                            4,282,500  22,196,331
*   Orient Power Holdings, Ltd.                                    2,182,573          --
    Oriental Watch Holdings                                        1,692,000     347,816
*   Pacific Andes International Holdings, Ltd.                    88,958,890     314,152
#*  Pacific Basin Shipping, Ltd.                                  63,119,000  11,852,671
*   Pacific Plywood Holdings, Ltd.                                   200,000      13,912
    Paliburg Holdings, Ltd.                                       11,285,041   3,644,593
*   Pan Asia Environmental Protection Group, Ltd.                  1,882,000     418,598
    Playmates Holdings, Ltd.                                       3,095,700   4,254,665
    Pokfulam Development Co.                                         260,000     541,929
    Polytec Asset Holdings, Ltd.                                  42,754,190   2,708,195
    Public Financial Holdings, Ltd.                                1,428,444     622,112
*   PYI Corp., Ltd.                                               70,764,086   1,609,737
    Regal Hotels International Holdings, Ltd.                      9,022,623   4,957,676

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
HONG KONG -- (Continued)
    Rivera Holdings, Ltd.                                         3,827,468 $    283,309
    Safety Godown Co., Ltd.                                         134,000      311,911
    Samson Holding, Ltd.                                            114,000        8,201
    SEA Holdings, Ltd.                                            1,957,000    4,656,623
    Shangri-La Asia, Ltd.                                         2,148,000    2,389,199
    Shun Ho Property Investments, Ltd.                              363,173      131,495
*   Shun Tak Holdings, Ltd.                                      51,228,546   17,704,170
    Sing Tao News Corp., Ltd.                                       240,000       31,256
*   Singamas Container Holdings, Ltd.                            22,816,000    2,579,582
    Sitoy Group Holdings, Ltd.                                      659,000      167,886
*   SOCAM Development, Ltd.                                       3,204,120    1,164,745
*   Solartech International Holdings, Ltd.                        2,940,000      171,981
#   Soundwill Holdings, Ltd.                                      1,335,500    2,458,137
*   South China Assets Holdings, Ltd.                             5,815,066       52,028
*   South China Holdings Co., Ltd.                               30,297,751    1,326,777
    Sun Hung Kai & Co., Ltd.                                     10,704,688    6,984,893
#   TAI Cheung Holdings, Ltd.                                     4,590,000    4,180,264
    Tan Chong International, Ltd.                                 3,879,000    1,211,788
    Tao Heung Holdings, Ltd.                                        179,000       47,450
    Tern Properties Co., Ltd.                                       146,000       84,676
#   Tian Teck Land, Ltd.                                            766,000      830,353
    Transport International Holdings, Ltd.                          330,400      969,082
#*  Trinity, Ltd.                                                11,674,000      885,489
*   TSC Group Holdings, Ltd.                                      3,092,000      459,910
*   United Laboratories International Holdings, Ltd. (The)       10,164,000    6,326,131
    Upbest Group, Ltd.                                            4,920,000      791,225
    Vantage International Holdings, Ltd.                          4,374,000      669,207
    Varitronix International, Ltd.                                2,465,000    1,106,370
    Vedan International Holdings, Ltd.                            4,800,000      617,022
    Victory City International Holdings, Ltd.                    47,398,231    1,733,592
#   VST Holdings, Ltd.                                            7,198,000    2,522,504
    Wang On Group, Ltd.                                          62,560,000      546,566
    Win Hanverky Holdings, Ltd.                                   3,022,000      492,647
*   Winfull Group Holdings, Ltd.                                 25,744,000      595,560
    Wing On Co. International, Ltd.                               2,644,500    8,371,765
#   Wing Tai Properties, Ltd.                                     2,040,749    1,245,153
    Wong's International Holdings, Ltd.                              70,000       25,173
    Wong's Kong King International                                  300,000       34,727
*   Yau Lee Holdings, Ltd.                                          741,750       94,796
    Yugang International, Ltd.                                    1,202,000       23,308
                                                                            ------------
TOTAL HONG KONG                                                              447,779,363
                                                                            ------------
IRELAND -- (0.4%)
    C&C Group P.L.C.                                              2,835,370   12,111,995
*   FBD Holdings P.L.C.                                              80,256      689,663
    IFG Group P.L.C.                                                 26,322       49,439
    Kingspan Group P.L.C.                                           193,156    5,628,692
    Smurfit Kappa Group P.L.C.                                    1,175,038   30,971,675
                                                                            ------------
TOTAL IRELAND                                                                 49,451,464
                                                                            ------------
ISRAEL -- (0.6%)
#*  Africa Israel Investments, Ltd.                               1,195,899      179,680

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
ISRAEL -- (Continued)
    Albaad Massuot Yitzhak, Ltd.                                      3,891 $    67,526
*   Allot Communications, Ltd.                                        5,154      25,345
    Ashtrom Properties, Ltd.                                         48,431     175,436
*   Azorim-Investment Development & Construction Co., Ltd.          134,250     141,443
*   Clal Insurance Enterprises Holdings, Ltd.                       388,081   5,396,986
    Delta-Galil Industries, Ltd.                                     15,690     499,834
    Direct Insurance Financial Investments, Ltd.                     70,605     621,256
    El Al Israel Airlines                                         1,285,238     838,126
#   Elron Electronic Industries, Ltd.                               177,128     801,675
*   Equital, Ltd.                                                    10,168     189,101
#   First International Bank Of Israel, Ltd.                        736,983  11,087,115
#   Formula Systems 1985, Ltd.                                      130,757   5,087,088
    Fox Wizel, Ltd.                                                  18,902     298,815
*   Gilat Satellite Networks, Ltd.                                   44,404     252,913
#   Harel Insurance Investments & Financial Services, Ltd.        2,684,353  13,469,511
*   Israel Discount Bank, Ltd. Class A                           12,318,025  25,606,702
*   Jerusalem Oil Exploration                                       196,062   8,548,920
*   Kenon Holdings, Ltd.                                             81,066   1,037,935
    Meitav DS Investments, Ltd.                                      33,219     158,484
*   Menora Mivtachim Holdings, Ltd.                                 409,681   3,795,608
*   Migdal Insurance & Financial Holding, Ltd.                    1,892,719   1,685,678
    Neto ME Holdings, Ltd.                                            2,481     193,912
#   Oil Refineries, Ltd.                                         12,716,773   4,475,638
    Paz Oil Co., Ltd.                                                 1,324     205,007
#*  Phoenix Holdings, Ltd. (The)                                    978,519   3,592,036
    Plasson Industries, Ltd.                                            423      13,471
    Scope Metals Group, Ltd.                                          2,167      44,730
#   Shikun & Binui, Ltd.                                            437,866     906,739
*   Summit Real Estate Holdings, Ltd.                               157,482     836,461
*   Union Bank of Israel                                            509,183   2,139,810
                                                                            -----------
TOTAL ISRAEL                                                                 92,372,981
                                                                            -----------
ITALY -- (3.4%)
    A2A SpA                                                       8,778,359  11,724,919
    ACEA SpA                                                         15,678     191,965
*   Arnoldo Mondadori Editore SpA                                 1,058,048   1,540,576
    Ascopiave SpA                                                     5,510      16,204
#   Astaldi SpA                                                   1,027,899   6,699,257
#   Banca Finnat Euramerica SpA                                     152,533      60,972
#*  Banca Monte dei Paschi di Siena SpA                              60,810     949,849
#*  Banca Popolare dell'Etruria e del Lazio SC                      247,694          --
    Banca Popolare di Sondrio SCPA                                6,427,276  22,791,094
    Banca Profilo SpA                                               413,747      92,810
#   Banco BPM SpA                                                31,394,621  89,131,978
    Banco di Desio e della Brianza SpA                              304,944     736,498
    BPER Banca                                                   14,251,461  81,048,860
    Buzzi Unicem SpA                                              1,292,749  31,876,388
    Cementir Holding SpA                                          1,920,130   8,222,579
    CIR-Compagnie Industriali Riunite SpA                         9,416,449  10,921,538
    Credito Emiliano SpA                                          1,035,745   6,731,207
#   Credito Valtellinese SC                                       9,241,903   4,849,551
#*  d'Amico International Shipping SA                             5,402,854   1,429,003
    Danieli & C Officine Meccaniche SpA                             217,068   4,657,259

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
ITALY -- (Continued)
    De' Longhi SpA                                                  549,998 $ 13,735,726
    DeA Capital SpA                                                 972,240    1,277,254
    El.En. SpA                                                       46,236    1,123,762
#   ERG SpA                                                       1,097,072   12,182,679
    Esprinet SpA                                                    190,231    1,409,734
*   Eurotech SpA                                                    794,165    1,153,747
    Falck Renewables SpA                                          3,643,716    3,712,279
*   Fincantieri SpA                                               2,325,746    1,382,151
    FNM SpA                                                       2,389,024    1,325,042
*   Gruppo Editoriale L'Espresso SpA                              1,812,146    1,541,048
    IMMSI SpA                                                     3,708,421    1,483,729
#*  Intek Group SpA                                               1,958,805      458,117
    Italmobiliare SpA                                               194,573    9,621,313
    OVS SpA                                                         155,656      869,034
    Parmalat SpA                                                      4,106       13,254
    Piaggio & C SpA                                                 121,427      201,977
    Prima Industrie SpA                                              20,330      363,360
#   Reno de Medici SpA                                            2,071,607      790,082
#*  Retelit SpA                                                   3,315,684    3,828,520
    Sabaf SpA                                                           953       10,662
#*  Safilo Group SpA                                                778,234    5,773,249
*   Saipem SpA                                                   80,138,234   41,149,401
    Salini Impregilo SpA                                            767,914    2,397,435
*   Snia SpA                                                        271,793           --
    Societa Cattolica di Assicurazioni SCRL                       3,308,768   20,702,536
    Societa Iniziative Autostradali e Servizi SpA                   241,930    1,969,039
#*  Sogefi SpA                                                      398,727      950,767
    SOL SpA                                                          59,375      535,181
    Tamburi Investment Partners SpA                                  56,442      236,605
#*  Trevi Finanziaria Industriale SpA                               933,951    1,020,906
#   Unione di Banche Italiane SpA                                 1,864,508    6,502,449
    Unipol Gruppo Finanziario SpA                                12,433,370   45,980,752
    UnipolSai SpA                                                11,460,584   23,901,613
    Vittoria Assicurazioni SpA                                       65,703      741,328
                                                                            ------------
TOTAL ITALY                                                                  492,017,238
                                                                            ------------
JAPAN -- (25.0%)
    77 Bank, Ltd. (The)                                           1,730,000    8,026,023
    A&D Co., Ltd.                                                   300,100    1,309,718
    Achilles Corp.                                                  297,800    4,412,236
    ADEKA Corp.                                                     332,700    4,845,482
#   Agro-Kanesho Co., Ltd.                                           44,600      493,754
    Ahresty Corp.                                                   669,800    7,069,711
    Aichi Bank, Ltd. (The)                                          149,800    8,662,254
    Aichi Corp.                                                      75,200      567,539
    Aichi Steel Corp.                                               267,000   11,686,594
    Aichi Tokei Denki Co., Ltd.                                       6,600      223,716
    Aida Engineering, Ltd.                                           21,407      210,831
    Aigan Co., Ltd.                                                  90,400      157,635
    Aiphone Co., Ltd.                                                15,200      257,181
    Airport Facilities Co., Ltd.                                    568,100    3,024,153
    Aisan Industry Co., Ltd.                                        813,430    6,830,392
    Akita Bank, Ltd. (The)                                        4,266,000   13,425,482

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    Albis Co., Ltd.                                                    300 $     8,500
#   Alconix Corp.                                                  167,700   2,650,141
    Alinco, Inc.                                                    11,600     108,067
#   Alpen Co., Ltd.                                                563,900  10,063,712
    Alpha Corp.                                                     37,500     379,888
    Alpha Systems, Inc.                                             29,560     513,932
    Alpine Electronics, Inc.                                       734,600  10,727,198
    Alps Logistics Co., Ltd.                                       110,000     695,872
    AOI Electronic Co., Ltd.                                        18,300     565,284
    AOKI Holdings, Inc.                                            496,022   6,245,825
    Aomori Bank, Ltd. (The)                                      1,945,000   6,408,999
    Aoyama Trading Co., Ltd.                                       786,399  27,717,281
    Arakawa Chemical Industries, Ltd.                              406,800   6,745,262
#   Arata Corp.                                                     46,400   1,128,378
    Araya Industrial Co., Ltd.                                     954,000   1,375,890
    Arcland Sakamoto Co., Ltd.                                     222,700   2,726,971
    Arisawa Manufacturing Co., Ltd.                                807,282   4,863,627
    Artnature, Inc.                                                 40,600     271,455
    Asahi Broadcasting Corp.                                        71,600     477,954
    Asahi Diamond Industrial Co., Ltd.                             292,500   2,189,465
    Asahi Kogyosha Co., Ltd.                                       100,600   2,634,447
    Asahi Yukizai Corp.                                          1,729,000   3,629,139
    Asanuma Corp.                                                  179,000     562,004
#   Ashimori Industry Co., Ltd.                                  1,329,000   1,897,068
    Asia Pile Holdings Corp.                                        30,000     152,827
    ASKA Pharmaceutical Co., Ltd.                                  334,300   5,021,616
    Asunaro Aoki Construction Co., Ltd.                            580,000   4,028,693
    Atsugi Co., Ltd.                                             2,518,000   2,785,344
    Awa Bank, Ltd. (The)                                         1,679,600  10,471,238
    Bando Chemical Industries, Ltd.                                254,200   2,274,392
#   Bank of Iwate, Ltd. (The)                                      327,400  13,100,455
#   Bank of Kochi, Ltd. (The)                                      519,000     618,886
#   Bank of Nagoya, Ltd. (The)                                     227,070   8,199,673
    Bank of Okinawa, Ltd. (The)                                    273,940   9,847,313
    Bank of Saga, Ltd. (The)                                     2,791,000   7,140,991
    Bank of the Ryukyus, Ltd.                                      921,500  12,320,120
    Bank of Toyama, Ltd. (The)                                       1,000      36,431
    Belluna Co., Ltd.                                            1,150,424   7,884,987
    Best Denki Co., Ltd.                                           853,500   1,088,677
    CAC Holdings Corp.                                             111,600     934,595
    Canon Electronics, Inc.                                         73,500   1,126,117
#   Carlit Holdings Co., Ltd.                                      161,700     800,415
    Cawachi, Ltd.                                                  452,100  11,633,221
    Central Glass Co., Ltd.                                      5,085,000  24,366,041
    Chiba Kogyo Bank, Ltd. (The)                                   992,700   5,126,930
    Chilled & Frozen Logistics Holdings Co., Ltd.                      300       3,483
    Chino Corp.                                                     10,100     107,674
    Chiyoda Integre Co., Ltd.                                       58,300   1,252,308
    Chofu Seisakusho Co., Ltd.                                      48,000   1,094,468
    Chubu Shiryo Co., Ltd.                                         435,600   4,039,723
    Chudenko Corp.                                                 157,460   3,346,420
#   Chuetsu Pulp & Paper Co., Ltd.                               2,744,000   6,080,763
    Chugoku Bank, Ltd. (The)                                         9,800     144,157

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    Chugoku Marine Paints, Ltd.                                  1,195,000 $ 8,692,497
    Chukyo Bank, Ltd. (The)                                        149,500   3,052,131
    Chuo Gyorui Co., Ltd.                                          606,000   1,496,539
    Chuo Spring Co., Ltd.                                          918,000   2,652,737
    Citizen Watch Co., Ltd.                                      2,064,500  12,820,279
    Cleanup Corp.                                                  624,800   4,956,112
#*  CMK Corp.                                                    1,493,200   8,863,218
    Coca-Cola East Japan Co., Ltd.                                  82,604   1,798,881
    Coca-Cola West Co., Ltd.                                       221,800   6,438,075
    Computer Engineering & Consulting, Ltd.                        204,600   3,375,942
    Concordia Financial Group, Ltd.                              1,586,657   8,368,699
    Corona Corp.                                                   276,900   2,794,213
    Cosmo Energy Holdings Co., Ltd.                                344,200   5,956,594
    CTI Engineering Co., Ltd.                                      345,000   3,206,874
    Dai-Dan Co., Ltd.                                              617,000   5,236,375
    Dai-ichi Seiko Co., Ltd.                                       281,900   3,353,731
    Daibiru Corp.                                                  395,700   3,589,226
    Daido Kogyo Co., Ltd.                                          755,447   1,711,375
    Daido Steel Co., Ltd.                                        3,130,000  14,213,521
#   Daihatsu Diesel Manufacturing Co., Ltd.                        220,000   1,320,376
    Daiichi Jitsugyo Co., Ltd.                                     345,000   2,078,154
    Daiki Aluminium Industry Co., Ltd.                             757,000   3,558,517
#   Daikoku Denki Co., Ltd.                                         72,100   1,089,342
#   Dainichi Co., Ltd.                                             247,800   1,593,587
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.        617,000   3,705,725
#   Daisan Bank, Ltd. (The)                                        175,700   2,707,474
    Daishi Bank, Ltd. (The)                                      6,254,932  27,611,011
    Daishinku Corp.                                                160,200   2,025,501
    Daito Bank, Ltd. (The)                                       3,557,000   5,254,114
    Daitron Co., Ltd.                                               33,200     283,384
    Daiwa Industries, Ltd.                                         314,700   2,728,903
    Daiwabo Holdings Co., Ltd.                                   4,386,000  10,833,534
    DCM Holdings Co., Ltd.                                       1,949,900  17,497,212
    Denyo Co., Ltd.                                                197,600   2,883,371
    DKS Co., Ltd.                                                1,363,000   4,741,140
#   DMW Corp.                                                       50,000     841,198
    DSB Co., Ltd.                                                  119,000     659,955
    Dunlop Sports Co., Ltd.                                         61,800     567,881
    Duskin Co., Ltd.                                                70,900   1,546,693
    Dynic Corp.                                                    141,000     240,906
    Ebara Jitsugyo Co., Ltd.                                         6,800      81,461
#   EDION Corp.                                                  2,597,400  24,934,286
#   Ehime Bank, Ltd. (The)                                         631,799   7,606,201
    Eidai Co., Ltd.                                                450,000   2,048,147
    Eighteenth Bank, Ltd. (The)                                  4,012,000  12,400,462
#   Eizo Corp.                                                     256,000   7,210,718
    Elematec Corp.                                                   9,500     161,205
    Endo Lighting Corp.                                            175,200   1,397,199
    ESPEC Corp.                                                    353,200   4,007,159
#   Excel Co., Ltd.                                                244,700   3,249,053
    Exedy Corp.                                                    121,600   3,292,811
#   F-Tech, Inc.                                                   163,100   1,846,586
    Faith, Inc.                                                     12,360     143,597

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    Falco Holdings Co., Ltd.                                         1,100 $    14,614
    FamilyMart UNY Holdings Co., Ltd.                              156,242   9,899,375
#   Ferrotec Corp.                                                 539,400   7,735,750
    FIDEA Holdings Co., Ltd.                                     3,257,800   5,961,548
    Fields Corp.                                                     4,900      53,750
    Fine Sinter Co., Ltd.                                            1,500      24,808
    First Juken Co., Ltd.                                           11,500     144,621
    FJ Next Co., Ltd.                                              113,800     749,303
    Foster Electric Co., Ltd.                                      470,500   7,363,769
    Fuji Corp., Ltd.                                                90,300     601,993
    Fuji Kiko Co., Ltd.                                             62,500     253,211
*   Fuji Oil Co., Ltd.                                             485,300   1,737,291
    Fuji Soft, Inc.                                                156,100   3,839,577
    Fujicco Co., Ltd.                                              211,000   4,680,079
    Fujikura Kasei Co., Ltd.                                       380,300   2,231,875
#   Fujikura Rubber, Ltd.                                          316,100   1,839,773
    Fujikura, Ltd.                                               4,870,700  30,840,806
#   Fujishoji Co., Ltd.                                             51,900     547,172
    Fujitsu Frontech, Ltd.                                         376,300   4,887,745
    FuKoKu Co., Ltd.                                               143,500   1,175,342
    Fukuda Corp.                                                   374,000   3,669,808
    Fukui Bank, Ltd. (The)                                       1,671,000   4,329,511
    Fukushima Bank, Ltd. (The)                                   3,905,000   3,281,083
#   Fukuyama Transporting Co., Ltd.                              2,477,000  13,646,352
    Furukawa Electric Co., Ltd.                                    165,400   5,612,081
#   Furuno Electric Co., Ltd.                                      549,200   3,634,158
    Furusato Industries, Ltd.                                      137,000   2,033,894
    Futaba Corp.                                                   179,900   3,141,205
    Futaba Industrial Co., Ltd.                                    786,300   4,674,243
    Fuyo General Lease Co., Ltd.                                    85,400   4,247,512
    G-Tekt Corp.                                                   379,100   7,119,844
    Gakken Holdings Co., Ltd.                                      736,000   2,033,743
    Gecoss Corp.                                                   295,600   2,799,499
    Geo Holdings Corp.                                             190,800   2,204,196
    Godo Steel, Ltd.                                               433,200   7,336,914
    Goldcrest Co., Ltd.                                            277,930   4,938,487
    Gourmet Kineya Co., Ltd.                                        31,000     277,593
    Grandy House Corp.                                              75,800     281,103
#   GSI Creos Corp.                                                673,000     804,478
    Gun-Ei Chemical Industry Co., Ltd.                             115,000   3,608,346
    Gunma Bank, Ltd. (The)                                       1,429,600   7,798,164
    Gunze, Ltd.                                                  5,344,000  18,371,424
#   H-One Co., Ltd.                                                290,600   2,662,471
    H2O Retailing Corp.                                            723,739  11,978,119
    Hagihara Industries, Inc.                                       33,700     780,468
    Hagiwara Electric Co., Ltd.                                     38,800     729,956
    Hakuto Co., Ltd.                                               376,600   3,421,237
    Hamakyorex Co., Ltd.                                            22,900     439,386
    Hanwa Co., Ltd.                                              3,369,000  22,978,699
#   Happinet Corp.                                                 138,700   1,579,928
    Harima Chemicals Group, Inc.                                   373,700   2,568,967
    Haruyama Holdings, Inc.                                        253,100   2,054,013
    Heian Ceremony Service Co., Ltd.                                 1,400      12,488

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    Heiwa Real Estate Co., Ltd.                                    921,800 $12,810,707
    Heiwado Co., Ltd.                                              160,624   3,701,420
    HI-LEX Corp.                                                    27,600     723,147
    Hibiya Engineering, Ltd.                                       493,700   7,429,116
    Hirano Tecseed Co., Ltd.                                         5,500      72,535
    Hitachi Koki Co., Ltd.                                          10,500      80,633
    Hitachi Maxell, Ltd.                                           155,300   3,134,730
    Hitachi Zosen Corp.                                            415,219   2,181,305
    Hodogaya Chemical Co., Ltd.                                    133,599   3,293,028
#   Hokkaido Coca-Cola Bottling Co., Ltd.                          448,000   2,569,616
    Hokkan Holdings, Ltd.                                        1,008,000   4,119,453
#   Hokko Chemical Industry Co., Ltd.                              482,000   2,010,909
    Hokkoku Bank, Ltd. (The)                                     5,670,159  21,618,632
    Hokuetsu Bank, Ltd. (The)                                      422,400   9,984,685
#   Hokuetsu Kishu Paper Co., Ltd.                               3,848,674  23,353,163
    Hokuhoku Financial Group, Inc.                                 357,200   6,119,525
#   Hokuriku Electrical Construction Co., Ltd.                      67,900     532,054
    Honeys Co., Ltd.                                               107,000   1,023,925
    Hoosiers Holdings                                              701,200   3,763,660
    Hosiden Corp.                                                  319,100   2,466,155
    Hosokawa Micron Corp.                                          199,000   1,395,085
    Howa Machinery, Ltd.                                             4,600      29,853
    Hurxley Corp.                                                   11,100     107,832
    Hyakugo Bank, Ltd. (The)                                     2,941,855  12,083,480
    Hyakujushi Bank, Ltd. (The)                                  4,058,000  13,489,462
    I-O Data Device, Inc.                                           63,200     732,347
    Ibiden Co., Ltd.                                             1,465,500  20,842,779
    IBJ Leasing Co., Ltd.                                          118,900   2,603,466
    Ichikawa Co., Ltd.                                             158,000     420,969
    Ihara Chemical Industry Co., Ltd.                              635,400   5,886,980
    Iino Kaiun Kaisha, Ltd.                                        341,000   1,392,588
#   IJT Technology Holdings Co., Ltd.                              239,460   1,078,151
    Ikegami Tsushinki Co., Ltd.                                    731,000   1,034,657
    Imasen Electric Industrial                                     337,999   2,991,634
#   Inaba Seisakusho Co., Ltd.                                      18,600     215,750
    Inabata & Co., Ltd.                                          1,348,900  15,391,513
    Ines Corp.                                                   1,004,900  10,253,480
    Information Services International-Dentsu, Ltd.                  9,900     182,322
    Innotech Corp.                                                 198,500   1,082,550
    Inui Global Logistics Co., Ltd.                                128,885   1,097,106
    Ise Chemicals Corp.                                             24,000     105,050
    Iseki & Co., Ltd.                                            1,293,000   2,563,539
*   Ishihara Sangyo Kaisha, Ltd.                                   706,400   5,763,984
#   Ishizuka Glass Co., Ltd.                                       632,000   1,237,042
    Itochu Enex Co., Ltd.                                          711,800   5,769,830
    Itochu-Shokuhin Co., Ltd.                                       28,700   1,102,682
*   Itoham Yonekyu Holdings, Inc.                                  781,769   6,923,900
#   Itoki Corp.                                                    918,847   5,911,085
    IwaiCosmo Holdings, Inc.                                       321,900   3,060,525
    Iwaki & Co., Ltd.                                              759,000   1,990,152
    Iwasaki Electric Co., Ltd.                                   1,915,000   3,241,923
*   Iwatsu Electric Co., Ltd.                                    1,334,000   1,037,431
    Iyo Bank, Ltd. (The)                                             2,900      19,460

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
*   Izutsuya Co., Ltd.                                              45,299 $   159,320
    J-Oil Mills, Inc.                                              216,900   7,518,327
    Jaccs Co., Ltd.                                              1,147,000   5,193,590
    Jafco Co., Ltd.                                                242,100   8,166,004
*   Janome Sewing Machine Co., Ltd.                                198,000   1,468,696
    Japan Asia Group, Ltd.                                         204,600     784,012
#*  Japan Display, Inc.                                          7,054,500  19,152,981
    Japan Drilling Co., Ltd.                                        18,400     389,527
    Japan Foundation Engineering Co., Ltd.                         387,200   1,186,258
#   Japan Medical Dynamic Marketing, Inc.                          238,900   1,890,452
    Japan Oil Transportation Co., Ltd.                              56,100   1,223,058
    Japan Pulp & Paper Co., Ltd.                                 1,593,000   5,172,553
    Japan Radio Co., Ltd.                                           73,600     854,588
    Japan Transcity Corp.                                          995,000   3,804,276
    Japan Wool Textile Co., Ltd. (The)                             450,000   3,523,763
    JBCC Holdings, Inc.                                                400       2,873
    Jimoto Holdings, Inc.                                          679,700   1,149,218
    JK Holdings Co., Ltd.                                          112,300     592,678
    JMS Co., Ltd.                                                  754,000   2,198,613
    Joban Kosan Co., Ltd.                                            2,400      34,201
    Joshin Denki Co., Ltd.                                         118,000   1,097,269
    Juroku Bank, Ltd. (The)                                      6,010,000  20,834,358
    JVC Kenwood Corp.                                            2,601,300   7,036,857
    K&O Energy Group, Inc.                                         309,800   4,883,638
    Kaga Electronics Co., Ltd.                                     418,500   7,271,193
    Kamei Corp.                                                    782,000   8,873,433
    Kanaden Corp.                                                  453,500   4,106,465
    Kandenko Co., Ltd.                                           1,111,000  10,321,665
    Kanematsu Corp.                                              3,286,000   5,787,819
    Kansai Urban Banking Corp.                                     164,400   2,153,769
    Kasai Kogyo Co., Ltd.                                           43,800     505,797
    Katakura & Co-op Agri Corp.                                    149,000     312,564
    Katakura Industries Co., Ltd.                                   15,800     184,770
    Kato Sangyo Co., Ltd.                                           19,300     463,559
#   Kato Works Co., Ltd.                                           308,973   8,247,248
#   KAWADA TECHNOLOGIES, Inc.                                       78,800   5,656,291
    Kawai Musical Instruments Manufacturing Co., Ltd.                  900      17,897
#   Kawasaki Kisen Kaisha, Ltd.                                  5,179,000  12,593,058
    Kawasumi Laboratories, Inc.                                    330,200   1,958,034
    Keihanshin Building Co., Ltd.                                  691,900   3,676,101
#   Keihin Co., Ltd.                                               499,000     676,324
    Keihin Corp.                                                   786,800  13,924,015
    Keiyo Bank, Ltd. (The)                                       3,630,000  16,705,486
*   KI Holdings Co., Ltd.                                           60,000     174,936
    Kimoto Co., Ltd.                                                96,700     212,222
    Kimura Unity Co., Ltd.                                           8,500      90,442
    Kinki Sharyo Co., Ltd.                                           7,700     178,540
    Kintetsu World Express, Inc.                                   268,900   3,703,084
    Kissei Pharmaceutical Co., Ltd.                                 88,000   2,158,861
    Kita-Nippon Bank, Ltd. (The)                                   179,500   4,924,644
    Kitagawa Iron Works Co., Ltd.                                  171,300   3,723,637
    Kitano Construction Corp.                                      796,000   2,255,796
    Kitz Corp.                                                     694,500   4,230,069

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    Kiyo Bank, Ltd. (The)                                          406,600 $ 6,476,296
    Koa Corp.                                                      580,989   6,812,977
    Koatsu Gas Kogyo Co., Ltd.                                      71,000     461,336
#   Kohnan Shoji Co., Ltd.                                         922,700  17,206,464
    Koike Sanso Kogyo Co., Ltd.                                      3,000       7,950
*   Kojima Co., Ltd.                                               785,000   1,898,088
    Kokuyo Co., Ltd.                                             1,459,811  18,026,457
    KOMAIHALTEC, Inc.                                               81,600   1,523,324
    Komatsu Seiren Co., Ltd.                                       471,600   3,017,065
    Komatsu Wall Industry Co., Ltd.                                161,100   2,761,310
#   Komehyo Co., Ltd.                                               95,800   1,072,124
    Komeri Co., Ltd.                                               129,900   3,058,781
    Komori Corp.                                                   658,700   9,045,271
    Konaka Co., Ltd.                                               590,649   3,047,893
    Konishi Co., Ltd.                                              457,200   5,295,827
    Konoike Transport Co., Ltd.                                     24,000     316,601
*   Kosaido Co., Ltd.                                                8,100      29,278
    Krosaki Harima Corp.                                         1,295,000   4,563,143
    KRS Corp.                                                      134,500   2,916,784
#   KU Holdings Co., Ltd.                                          324,200   2,474,653
    Kurabo Industries, Ltd.                                      6,167,000  12,829,804
    Kureha Corp.                                                   270,500  11,471,938
    Kurimoto, Ltd.                                                 231,500   4,828,946
    Kuroda Electric Co., Ltd.                                       10,900     224,836
    KYB Corp.                                                    3,023,000  14,718,672
    Kyodo Printing Co., Ltd.                                     2,104,000   7,442,737
    Kyoei Steel, Ltd.                                              603,000  12,160,142
    Kyokuto Kaihatsu Kogyo Co., Ltd.                               895,350  12,880,807
    Kyosan Electric Manufacturing Co., Ltd.                        698,000   2,498,410
    Kyowa Electronics Instruments Co., Ltd.                         70,600     256,214
    Kyowa Leather Cloth Co., Ltd.                                  350,900   2,759,771
    Kyudenko Corp.                                                 346,200   9,394,413
    Kyushu Financial Group, Inc.                                 4,938,695  34,028,439
    LEC, Inc.                                                      113,800   3,708,664
    Lonseal Corp.                                                    9,400     194,264
#   Look, Inc.                                                     864,000   1,370,787
    Macnica Fuji Electronics Holdings, Inc.                        756,450  10,657,514
    Maeda Corp.                                                  1,069,000   9,319,187
    Maeda Road Construction Co., Ltd.                              131,000   2,264,437
    Maezawa Industries, Inc.                                       162,000     524,439
    Maezawa Kasei Industries Co., Ltd.                             125,100   1,330,393
    Maezawa Kyuso Industries Co., Ltd.                             127,200   1,718,743
    Makino Milling Machine Co., Ltd.                             1,237,000  10,824,098
    Mamiya-Op Co., Ltd.                                              2,100      22,946
    Marubun Corp.                                                  440,100   2,696,295
    Marudai Food Co., Ltd.                                       3,101,000  13,464,732
    Maruka Machinery Co., Ltd.                                      34,200     538,351
    Maruwa Co., Ltd.                                               117,300   3,857,369
#   Maruyama Manufacturing Co., Inc.                               280,000     481,384
*   Maruzen CHI Holdings Co., Ltd.                                   5,800      18,230
    Maruzen Co., Ltd.                                               20,000     211,483
    Maruzen Showa Unyu Co., Ltd.                                 1,499,000   5,946,722
    Matsuda Sangyo Co., Ltd.                                        94,000   1,265,090

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
JAPAN -- (Continued)
    Matsui Construction Co., Ltd.                                   412,200 $ 3,939,660
#   Maxvalu Tokai Co., Ltd.                                          94,300   1,631,446
    Mebuki Financial Group, Inc.                                  1,198,300   4,601,806
    Megachips Corp.                                                 117,000   2,846,876
    Megmilk Snow Brand Co., Ltd.                                     10,200     267,715
*   Meiko Electronics Co., Ltd.                                     116,000     803,291
    Meisei Industrial Co., Ltd.                                     267,500   1,429,629
#   Meiwa Corp.                                                     364,400   1,265,605
    Meiwa Estate Co., Ltd.                                          349,400   2,272,722
    Melco Holdings, Inc.                                             20,300     583,492
#   Michinoku Bank, Ltd. (The)                                    2,946,000   4,974,401
    Mie Bank, Ltd. (The)                                             83,200   1,719,537
    Mikuni Corp.                                                    362,400   1,264,679
    Mimasu Semiconductor Industry Co., Ltd.                         425,000   6,852,377
    Minato Bank, Ltd. (The)                                         263,000   4,909,216
#   MINEBEA MITSUMI, Inc.                                           149,388   1,485,081
#   Ministop Co., Ltd.                                              155,100   2,785,777
    Mirait Holdings Corp.                                         1,086,940   9,901,968
#   Misawa Homes Co., Ltd.                                          362,400   3,427,289
    Mitani Corp.                                                     42,600   1,233,425
    Mitani Sangyo Co., Ltd.                                           3,500      11,771
    Mito Securities Co., Ltd.                                       974,100   2,657,055
    Mitsuba Corp.                                                    82,100   1,429,779
    Mitsubishi Nichiyu Forklift Co., Ltd.                             1,400      10,050
*   Mitsubishi Paper Mills, Ltd.                                    634,500   4,412,124
    Mitsubishi Steel Manufacturing Co., Ltd.                      3,588,000   8,185,737
    Mitsui Engineering & Shipbuilding Co., Ltd.                  14,320,000  23,164,813
    Mitsui High-Tec, Inc.                                           732,900   5,648,224
    Mitsui Home Co., Ltd.                                           168,000     829,545
    Mitsui Matsushima Co., Ltd.                                     241,200   2,943,227
    Mitsui Mining & Smelting Co., Ltd.                            6,725,000  18,804,430
    Mitsui Sugar Co., Ltd.                                           54,500   1,212,101
    Mitsui-Soko Holdings Co., Ltd.                                2,064,000   6,166,243
#   Mitsumura Printing Co., Ltd.                                     46,000     105,342
    Mitsuuroko Group Holdings Co., Ltd.                             766,900   4,830,729
#   Miyaji Engineering Group, Inc.                                  372,000     635,194
    Miyazaki Bank, Ltd. (The)                                     3,904,260  12,950,293
#   Miyoshi Oil & Fat Co., Ltd.                                     661,000     831,033
    Mizuno Corp.                                                  1,087,395   5,621,886
    Monex Group, Inc.                                               253,300     668,733
    Morinaga Milk Industry Co., Ltd.                                384,000   2,649,133
#   Morito Co., Ltd.                                                 29,900     249,313
    Mory Industries, Inc.                                           135,200   2,481,263
    Mr Max Corp.                                                    575,500   2,075,711
    Murakami Corp.                                                   28,000     610,932
    Musashino Bank, Ltd. (The)                                      688,300  20,345,487
    Nachi-Fujikoshi Corp.                                           314,000   1,538,755
    Nafco Co., Ltd.                                                  30,900     497,055
#   Nagano Bank, Ltd. (The)                                         128,499   2,281,394
    Nagano Keiki Co., Ltd.                                           15,200      95,159
    Nagase & Co., Ltd.                                              853,000  11,689,868
    Nakabayashi Co., Ltd.                                         1,035,000   2,464,561
#*  Nakayama Steel Works, Ltd.                                      165,700   1,115,889

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    Nakayo, Inc.                                                    25,000 $    89,883
    Namura Shipbuilding Co., Ltd.                                  330,052   2,196,961
    Nanto Bank, Ltd. (The)                                         255,800  10,300,823
    Narasaki Sangyo Co., Ltd.                                       77,000     201,342
#   NDS Co., Ltd.                                                   87,699   2,247,477
    NEC Capital Solutions, Ltd.                                    213,600   3,316,030
    Neturen Co., Ltd.                                              786,200   6,263,521
    Nice Holdings, Inc.                                          1,297,000   1,755,764
    Nichia Steel Works, Ltd.                                       781,700   1,961,642
    Nichiban Co., Ltd.                                             518,000   3,932,207
    Nichicon Corp.                                               1,513,100  14,230,267
    Nichiden Corp.                                                  13,400     383,885
    Nichiha Corp.                                                   92,000   2,359,796
#   Nichimo Co., Ltd.                                              710,000   1,106,787
    Nichireki Co., Ltd.                                            676,500   5,511,191
    Nichirin Co., Ltd.                                              44,900     676,067
    Nihon Dempa Kogyo Co., Ltd.                                    439,600   3,473,063
    Nihon Eslead Corp.                                             148,200   1,842,915
    Nihon Kagaku Sangyo Co., Ltd.                                   20,000     236,376
#   Nihon Nohyaku Co., Ltd.                                         86,500     470,546
#   Nihon Plast Co., Ltd.                                          132,600   1,197,303
    Nihon Tokushu Toryo Co., Ltd.                                  149,100   2,318,778
    Nihon Yamamura Glass Co., Ltd.                               1,675,000   3,051,375
    Nikkiso Co., Ltd.                                               50,000     464,662
    Nikko Co., Ltd.                                                125,400   2,416,075
    Nikkon Holdings Co., Ltd.                                    1,068,500  22,118,542
    Nippi, Inc.                                                     33,000     250,518
    Nippo Corp.                                                    654,000  12,363,833
    Nippon Beet Sugar Manufacturing Co., Ltd.                      253,500   5,162,076
    Nippon Carbide Industries Co., Inc.                            784,000   1,048,618
#   Nippon Carbon Co., Ltd.                                      1,421,000   3,457,637
    Nippon Chemi-Con Corp.                                       3,965,000   9,143,281
    Nippon Chemical Industrial Co., Ltd.                         2,426,000   5,151,187
#   Nippon Coke & Engineering Co., Ltd.                          2,354,400   2,274,562
#   Nippon Concrete Industries Co., Ltd.                           880,100   2,678,914
*   Nippon Denko Co., Ltd.                                       2,707,060   7,791,663
    Nippon Densetsu Kogyo Co., Ltd.                                214,000   3,525,198
    Nippon Felt Co., Ltd.                                           73,100     330,230
    Nippon Fine Chemical Co., Ltd.                                 232,500   1,840,215
    Nippon Flour Mills Co., Ltd.                                   632,400   8,962,289
    Nippon Hume Corp.                                              601,900   3,736,610
#*  Nippon Kinzoku Co., Ltd.                                       149,300   1,802,695
#   Nippon Kodoshi Corp.                                            25,800     203,497
    Nippon Koei Co., Ltd.                                          346,400   7,806,443
#   Nippon Koshuha Steel Co., Ltd.                                 950,000     722,719
    Nippon Light Metal Holdings Co., Ltd.                        7,813,900  19,086,490
#   Nippon Paper Industries Co., Ltd.                              992,300  18,167,158
    Nippon Pillar Packing Co., Ltd.                                399,100   4,836,758
    Nippon Piston Ring Co., Ltd.                                   208,300   3,888,082
#   Nippon Rietec Co., Ltd.                                         47,000     490,804
    Nippon Road Co., Ltd. (The)                                  2,173,000   8,852,927
    Nippon Seiki Co., Ltd.                                         211,000   4,545,250
    Nippon Seisen Co., Ltd.                                        279,000   1,557,699

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
*   Nippon Sheet Glass Co., Ltd.                                 1,555,799 $12,795,591
    Nippon Signal Co., Ltd.                                        476,400   4,517,879
    Nippon Soda Co., Ltd.                                        2,573,000  12,513,017
    Nippon Steel & Sumikin Bussan Corp.                            334,680  13,773,427
    Nippon Systemware Co., Ltd.                                    125,800   1,892,957
    Nippon Thompson Co., Ltd.                                    1,239,600   5,779,050
    Nippon Tungsten Co., Ltd.                                       54,000      87,163
    Nippon View Hotel Co., Ltd.                                     31,900     400,422
    Nippon Yakin Kogyo Co., Ltd.                                 4,559,100   7,661,090
*   Nishi-Nippon Financial Holdings, Inc.                          449,300   4,711,582
    Nishikawa Rubber Co., Ltd.                                       6,200      89,098
    Nishimatsu Construction Co., Ltd.                            1,598,073   7,991,184
    Nissan Shatai Co., Ltd.                                            500       4,737
    Nissan Tokyo Sales Holdings Co., Ltd.                          112,200     337,749
    Nissei Plastic Industrial Co., Ltd.                            282,300   2,588,069
    Nisshin Fudosan Co.                                            996,400   4,660,228
    Nisshin Oillio Group, Ltd. (The)                             3,185,000  15,045,943
    Nisshin Steel Co., Ltd.                                      2,099,200  28,443,461
    Nisshinbo Holdings, Inc.                                     1,752,700  16,696,519
    Nissin Corp.                                                 1,112,000   3,433,439
    Nissin Kogyo Co., Ltd.                                         185,800   3,069,607
#   Nissin Sugar Co., Ltd.                                         362,000   5,405,368
    Nissui Pharmaceutical Co., Ltd.                                109,300   1,264,072
    Nitta Gelatin, Inc.                                              6,500      43,330
    Nittan Valve Co., Ltd.                                         187,400     684,181
    Nittetsu Mining Co., Ltd.                                      197,800   9,979,244
#   Nitto FC Co., Ltd.                                             173,900   1,433,767
    Nitto Fuji Flour Milling Co., Ltd.                              32,800   1,181,892
    Nitto Kogyo Corp.                                               48,200     657,895
    Nitto Seiko Co., Ltd.                                          346,000   1,259,151
    NJS Co., Ltd.                                                    2,700      32,756
    Noda Corp.                                                      23,200     149,248
    Nohmi Bosai, Ltd.                                               26,100     391,999
    Noritake Co., Ltd.                                             129,300   3,317,917
#   Noritsu Koki Co., Ltd.                                         436,100   3,565,395
    Noritz Corp.                                                   198,600   3,406,171
    North Pacific Bank, Ltd.                                     5,912,200  23,746,758
    NS United Kaiun Kaisha, Ltd.                                 3,163,000   5,885,891
    NTN Corp.                                                    1,489,000   6,288,789
    Obayashi Road Corp.                                            666,800   4,033,218
    Oenon Holdings, Inc.                                           486,000   1,174,281
    Ogaki Kyoritsu Bank, Ltd. (The)                              6,311,000  24,356,879
    Ohashi Technica, Inc.                                           23,200     297,613
#   Oita Bank, Ltd. (The)                                        3,928,000  14,718,282
#   Okamoto Machine Tool Works, Ltd.                               210,000     353,055
    Okasan Securities Group, Inc.                                  584,000   3,813,430
#   OKK Corp.                                                    1,986,000   2,212,868
    Okumura Corp.                                                  443,000   2,684,159
    Okura Industrial Co., Ltd.                                   1,138,000   5,400,191
    Okuwa Co., Ltd.                                                189,000   1,927,658
    Olympic Group Corp.                                            316,200   1,736,498
    ONO Sokki Co., Ltd.                                             71,600     545,058
#   Onoken Co., Ltd.                                               387,500   4,660,500

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    Onward Holdings Co., Ltd.                                    1,840,000 $13,584,560
    Organo Corp.                                                   187,000     799,265
    Origin Electric Co., Ltd.                                      434,000   1,215,843
    Osaka Organic Chemical Industry, Ltd.                          171,300   1,371,102
    Osaka Steel Co., Ltd.                                          546,800  10,197,035
    Osaki Electric Co., Ltd.                                       468,000   4,941,040
#   OUG Holdings, Inc.                                              41,000      94,072
    Oyo Corp.                                                      142,200   1,815,532
#   Pacific Industrial Co., Ltd.                                 1,058,700  13,088,638
    PALTAC Corp.                                                   310,000   8,013,872
    PanaHome Corp.                                                 160,000   1,356,329
    Parco Co., Ltd.                                                278,300   2,711,963
    Pegasus Sewing Machine Manufacturing Co., Ltd.                  85,700     562,762
    Piolax, Inc.                                                   205,300  13,239,902
*   Pioneer Corp.                                                1,200,400   2,634,898
    Pocket Card Co., Ltd.                                          185,200     982,319
    Press Kogyo Co., Ltd.                                        2,456,600  11,150,659
    PS Mitsubishi Construction Co., Ltd.                           257,400     863,025
    Punch Industry Co., Ltd.                                         2,200      18,631
    Raysum Co., Ltd.                                                18,900     133,393
    Regal Corp.                                                      5,000      13,009
    Rengo Co., Ltd.                                              4,262,000  26,028,405
    Rheon Automatic Machinery Co., Ltd.                            228,600   2,219,810
    Rhythm Watch Co., Ltd.                                       2,492,000   4,057,187
    Ricoh Leasing Co., Ltd.                                        377,500  11,462,659
#   Right On Co., Ltd.                                             290,700   2,513,522
    Riken Corp.                                                     82,500   3,132,680
    Riken Keiki Co., Ltd.                                          148,000   2,227,104
#   Riken Technos Corp.                                          1,014,000   5,085,030
    Riso Kagaku Corp.                                              332,664   5,932,903
    Round One Corp.                                                522,500   3,759,182
    Ryobi, Ltd.                                                  3,399,000  15,532,925
    Ryoden Corp.                                                   785,000   5,167,293
    Ryosan Co., Ltd.                                               330,000  10,248,006
    Ryoyo Electro Corp.                                            385,300   4,880,177
    Sakai Chemical Industry Co., Ltd.                            2,581,000   9,112,352
    Sakai Heavy Industries, Ltd.                                   675,000   2,013,173
    Sakai Ovex Co., Ltd.                                            84,600   1,352,565
    Sala Corp.                                                     133,500     729,256
#   SAMTY Co., Ltd.                                                258,200   2,629,546
    San Holdings, Inc.                                              76,800   1,071,784
    San-Ai Oil Co., Ltd.                                         1,285,800   9,874,110
    San-In Godo Bank, Ltd. (The)                                 4,132,900  34,501,297
    Sanden Holdings Corp.                                        2,574,000   8,136,872
*   Sanken Electric Co., Ltd.                                    1,264,000   5,933,414
    Sanki Engineering Co., Ltd.                                  1,296,700  11,052,453
    Sanko Metal Industrial Co., Ltd.                                 6,400     180,981
    Sankyo Seiko Co., Ltd.                                         564,300   2,088,521
#   Sankyo Tateyama, Inc.                                          408,500   6,110,540
    Sanoh Industrial Co., Ltd.                                     434,200   3,149,944
#   Sanoyas Holdings Corp.                                             400         952
    Sansei Technologies, Inc.                                        1,800      15,844
#   Sansha Electric Manufacturing Co., Ltd.                        159,700     693,289

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    Sanshin Electronics Co., Ltd.                                  374,700 $ 4,042,897
    Sanyo Chemical Industries, Ltd.                                148,400   6,481,113
    Sanyo Denki Co., Ltd.                                          318,000   2,485,839
    Sanyo Engineering & Construction, Inc.                         147,900     858,862
    Sanyo Housing Nagoya Co., Ltd.                                  25,000     222,142
    Sanyo Industries, Ltd.                                         627,000   1,098,765
#   Sanyo Shokai, Ltd.                                           1,827,628   2,719,908
    Sanyo Special Steel Co., Ltd.                                2,864,000  15,169,389
    Sata Construction Co., Ltd.                                     25,100      97,317
    Sato Shoji Corp.                                               176,100   1,353,581
#   Satori Electric Co., Ltd.                                       73,060     476,308
    Sawada Holdings Co., Ltd.                                       28,400     231,869
#   Saxa Holdings, Inc.                                          1,688,000   3,733,932
    SBS Holdings, Inc.                                               9,900      70,842
    Scroll Corp.                                                   572,100   1,745,994
#   Seibu Electric Industry Co., Ltd.                               54,000   1,087,315
    Seika Corp.                                                    545,000   1,664,104
    Seikitokyu Kogyo Co., Ltd.                                      95,000     418,861
#   Seiko Holdings Corp.                                         3,466,000  12,552,197
    Seino Holdings Co., Ltd.                                       603,119   6,974,930
    Sekisui Jushi Corp.                                            504,900   8,047,296
    Sekisui Plastics Co., Ltd.                                     731,000   5,337,510
    Senko Co., Ltd.                                                313,480   2,008,370
#   Senshu Electric Co., Ltd.                                       77,000   1,257,875
    Senshu Ikeda Holdings, Inc.                                  3,939,500  18,098,908
#   Senshukai Co., Ltd.                                            215,500   1,405,496
    Shibaura Electronics Co., Ltd.                                  17,300     390,291
#   Shibaura Mechatronics Corp.                                    576,000   1,465,504
    Shibusawa Warehouse Co., Ltd. (The)                            432,000   1,310,100
    Shidax Corp.                                                       300       1,203
#   Shiga Bank, Ltd. (The)                                       2,365,000  13,271,177
#   Shikibo, Ltd.                                                3,276,000   4,521,123
    Shikoku Bank, Ltd. (The)                                     2,755,000   6,890,882
    Shima Seiki Manufacturing, Ltd.                                142,300   4,908,921
    Shimachu Co., Ltd.                                           1,147,800  28,078,167
    Shimane Bank, Ltd. (The)                                        17,400     214,120
    Shimizu Bank, Ltd. (The)                                       194,600   6,178,591
    Shimojima Co., Ltd.                                              3,400      35,136
    Shin Nippon Air Technologies Co., Ltd.                         310,120   3,476,794
    Shin-Etsu Polymer Co., Ltd.                                    527,300   3,875,904
    Shinagawa Refractories Co., Ltd.                             1,367,000   3,448,200
    Shindengen Electric Manufacturing Co., Ltd.                    854,000   3,146,868
*   Shinkawa, Ltd.                                                   1,100       8,363
    Shinko Electric Industries Co., Ltd.                         1,782,000  13,489,325
    Shinko Shoji Co., Ltd.                                         496,200   5,280,124
    Shinko Wire Co., Ltd.                                          517,000     659,314
    Shinmaywa Industries, Ltd.                                   2,421,000  22,640,589
    Shinnihon Corp.                                                524,400   4,042,940
#   Shinsho Corp.                                                   80,299   1,742,359
    Shizuoka Gas Co., Ltd.                                         415,800   2,698,751
    Shobunsha Publications, Inc.                                     8,800      54,240
#   Shoei Foods Corp.                                              135,700   2,620,367
    Showa Corp.                                                  1,137,700   7,828,751

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    Showa Denko K.K.                                             1,638,700 $26,891,421
    Sinanen Holdings Co., Ltd.                                     194,600   3,793,757
    Sinfonia Technology Co., Ltd.                                   36,000      91,987
    Sintokogio, Ltd.                                               758,262   6,893,079
    SK-Electronics Co., Ltd.                                        21,700     199,095
    SKY Perfect JSAT Holdings, Inc.                              1,350,200   6,076,179
    SMK Corp.                                                        3,000      10,909
#   SNT Corp.                                                      596,300   3,733,064
    Soda Nikka Co., Ltd.                                           291,700   1,316,924
    Sodick Co., Ltd.                                               328,900   2,872,702
    Soft99 Corp.                                                    38,900     290,716
    SPK Corp.                                                       11,318     249,851
    Starzen Co., Ltd.                                                5,600     236,009
    Stella Chemifa Corp.                                            39,300   1,194,129
#   Subaru Enterprise Co., Ltd.                                    234,000   1,091,647
    Sugimoto & Co., Ltd.                                            82,000   1,125,983
    Suminoe Textile Co., Ltd.                                    1,662,000   4,027,411
    Sumitomo Bakelite Co., Ltd.                                  3,263,000  19,296,777
    Sumitomo Densetsu Co., Ltd.                                    171,400   1,943,909
    Sumitomo Precision Products Co., Ltd.                          851,000   2,646,352
    Sumitomo Riko Co., Ltd.                                        739,000   7,631,099
    Sumitomo Seika Chemicals Co., Ltd.                              29,300   1,219,553
    Sumitomo Warehouse Co., Ltd. (The)                           2,404,000  12,928,136
    Sun-Wa Technos Corp.                                           150,700   1,314,813
    Suncall Corp.                                                   14,400      68,865
#*  SWCC Showa Holdings Co., Ltd.                                7,183,000   5,666,027
    T RAD Co., Ltd.                                              1,413,000   3,620,921
    T&K Toka Co., Ltd.                                             108,700     999,676
    Tabuchi Electric Co., Ltd.                                      80,400     286,270
    Tachi-S Co., Ltd.                                              271,900   4,483,495
    Tachibana Eletech Co., Ltd.                                    353,820   4,262,197
#   Tachikawa Corp.                                                196,500   1,615,634
    Taihei Dengyo Kaisha, Ltd.                                     535,000   5,123,397
    Taiheiyo Kouhatsu, Inc.                                      1,939,000   1,783,372
    Taiho Kogyo Co., Ltd.                                          508,900   7,415,538
    Taiko Bank, Ltd. (The)                                          71,000     158,910
    Taiyo Yuden Co., Ltd.                                          782,500   9,543,619
    Takachiho Koheki Co., Ltd.                                       1,300      11,741
#   Takagi Securities Co., Ltd.                                    411,000     774,521
    Takamatsu Construction Group Co., Ltd.                           2,800      63,273
    Takano Co., Ltd.                                               240,200   1,946,844
    Takaoka Toko Co., Ltd.                                          73,944   1,557,268
    Takara Standard Co., Ltd.                                      428,753   7,211,245
    Takasago International Corp.                                    72,400   1,937,590
    Takasago Thermal Engineering Co., Ltd.                         108,700   1,485,384
    Takashima & Co., Ltd.                                           59,000     104,909
#*  Takata Corp.                                                   320,500   1,512,017
#   Take And Give Needs Co., Ltd.                                  269,390   1,777,502
    TAKEBISHI Corp.                                                  4,800      55,576
    Takeei Corp.                                                   152,700   1,384,134
#   Takigami Steel Construction Co., Ltd. (The)                    155,000     602,097
    Takihyo Co., Ltd.                                               30,000     124,574
    Takiron Co., Ltd.                                            1,196,000   5,651,947

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
#   Takisawa Machine Tool Co., Ltd.                                294,000 $   444,735
    Tamron Co., Ltd.                                                60,800   1,101,850
    Tamura Corp.                                                 1,546,948   5,912,768
    Tatsuta Electric Wire and Cable Co., Ltd.                      388,900   1,591,072
    Tayca Corp.                                                    922,000   5,796,103
    TBK Co., Ltd.                                                  632,200   2,758,396
#   TECHNO ASSOCIE Co., Ltd.                                       166,200   1,606,808
#   Techno Ryowa, Ltd.                                             225,570   1,633,632
    Teikoku Tsushin Kogyo Co., Ltd.                                604,000     962,570
    Tenma Corp.                                                    448,300   8,154,104
    Teraoka Seisakusho Co., Ltd.                                    62,900     215,426
#   Tigers Polymer Corp.                                           305,200   2,217,297
    TIS, Inc.                                                       38,600     874,612
    Toa Corp.(6894434)                                              35,700     325,130
    Toa Corp.(6894508)                                             533,300   8,455,271
#   Toa Oil Co., Ltd.                                            1,309,000   1,750,745
    TOA ROAD Corp.                                               1,280,000   3,864,976
    Toabo Corp.                                                    113,800     554,974
    Toagosei Co., Ltd.                                           1,088,200  11,649,171
    Tobu Store Co., Ltd.                                             1,400      35,763
    Tochigi Bank, Ltd. (The)                                     2,849,000  14,482,491
    Toda Corp.                                                   1,409,000   7,736,525
#   Toda Kogyo Corp.                                               869,000   2,206,604
    Toei Co., Ltd.                                                 355,000   3,157,634
    Toenec Corp.                                                 1,127,000   5,546,080
    Toho Bank, Ltd. (The)                                        5,138,000  19,304,967
#   Toho Holdings Co., Ltd.                                         63,300   1,365,664
    Toho Zinc Co., Ltd.                                          1,752,000   7,630,849
#   Tohoku Bank, Ltd. (The)                                      1,634,000   2,253,502
    Tohokushinsha Film Corp.                                        36,300     245,429
    Tohto Suisan Co., Ltd.                                          78,000   1,333,781
    Tokai Carbon Co., Ltd.                                       5,202,000  18,700,911
#   Tokai Lease Co., Ltd.                                          610,000   1,150,122
    Tokai Rika Co., Ltd.                                           320,200   6,372,744
    Tokushu Tokai Paper Co., Ltd.                                  187,222   6,651,592
*   Tokuyama Corp.                                               3,159,000  14,138,440
#   Tokyo Electron Device, Ltd.                                    143,100   1,999,587
    Tokyo Energy & Systems, Inc.                                   712,000   6,347,274
#   Tokyo Keiki, Inc.                                              675,000   1,515,713
    Tokyo Ohka Kogyo Co., Ltd.                                      15,300     546,631
    Tokyo Radiator Manufacturing Co., Ltd.                          13,900     114,961
    Tokyo Sangyo Co., Ltd.                                         540,400   2,232,748
    Tokyo Steel Manufacturing Co., Ltd.                            226,500   2,041,339
    Tokyo Tekko Co., Ltd.                                        1,224,000   5,197,541
    Tokyo TY Financial Group, Inc.                                 419,057  14,576,565
#   Tokyu Recreation Co., Ltd.                                     228,328   1,602,234
    Toli Corp.                                                   1,121,000   3,952,926
#   Tomato Bank, Ltd.                                              140,500   1,960,535
    Tomoe Corp.                                                    856,700   2,749,997
#   Tomoe Engineering Co., Ltd.                                     66,100   1,122,093
#   Tomoku Co., Ltd.                                             1,466,000   4,350,362
    TOMONY Holdings, Inc.                                        3,442,000  18,317,735
    Tonami Holdings Co., Ltd.                                    1,579,000   5,005,140

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
JAPAN -- (Continued)
    Toppan Forms Co., Ltd.                                          782,400 $ 8,115,368
    Topre Corp.                                                     130,100   3,314,361
    Topy Industries, Ltd.                                           533,100  14,899,372
    Torii Pharmaceutical Co., Ltd.                                  138,300   3,068,558
    Tosei Corp.                                                     175,000   1,181,871
    Toshiba Machine Co., Ltd.                                       654,000   2,847,768
*   Toshiba TEC Corp.                                               613,000   3,357,299
    Tosho Printing Co., Ltd.                                        333,000   1,389,214
#   Tottori Bank, Ltd. (The)                                        119,199   2,005,318
    Towa Bank, Ltd. (The)                                         5,966,000   6,059,856
    Towa Corp.                                                      275,500   3,955,897
    Toyo Construction Co., Ltd.                                     407,400   1,470,515
    Toyo Corp.                                                        3,200      27,809
#   Toyo Denki Seizo K.K.                                            54,600     800,670
    Toyo Ink SC Holdings Co., Ltd.                                3,270,000  15,960,976
    Toyo Kanetsu K.K.                                             1,033,000   3,064,216
    Toyo Kohan Co., Ltd.                                          2,035,200   7,391,755
    Toyo Machinery & Metal Co., Ltd.                                186,400     908,002
    Toyo Securities Co., Ltd.                                     1,277,000   3,011,383
    Toyo Tanso Co., Ltd.                                            218,400   3,663,159
    Toyo Tire & Rubber Co., Ltd.                                        100       1,213
    Toyo Wharf & Warehouse Co., Ltd.                              1,124,000   1,849,647
    Toyobo Co., Ltd.                                                662,000   1,073,195
    Trusco Nakayama Corp.                                           118,078   2,681,913
    TSI Holdings Co., Ltd.                                        1,356,420   9,701,483
    Tsubakimoto Kogyo Co., Ltd.                                      71,000     235,673
*   Tsudakoma Corp.                                                 776,000   1,277,906
    Tsukishima Kikai Co., Ltd.                                      323,200   3,469,834
    Tsukuba Bank, Ltd.                                            1,667,867   5,056,811
    Tsurumi Manufacturing Co., Ltd.                                 249,600   3,447,041
#   Tsutsumi Jewelry Co., Ltd.                                      200,700   3,459,922
    TTK Co., Ltd.                                                   132,000     583,511
    TV Asahi Holdings Corp.                                          98,800   1,978,031
    Tv Tokyo Holdings Corp.                                         182,800   3,744,897
    TYK Corp.                                                       541,200     943,307
#*  U-Shin, Ltd.                                                    629,400   4,892,830
    UACJ Corp.                                                    3,400,000  10,689,118
    Ube Industries, Ltd.                                         11,579,200  27,840,800
    Uchida Yoko Co., Ltd.                                           284,200   6,134,951
    Uchiyama Holdings Co., Ltd.                                       2,200       8,567
    Ueki Corp.                                                      187,000     420,381
    UKC Holdings Corp.                                              302,100   5,867,394
    Ulvac, Inc.                                                      36,800   1,303,595
*   Uniden Holdings Corp.                                           226,000     331,922
    Unipres Corp.                                                   574,000  12,110,144
    United Super Markets Holdings, Inc.                             135,500   1,184,498
*   Universal Entertainment Corp.                                    68,500   2,489,805
    Ushio, Inc.                                                     324,800   4,122,652
    Utoc Corp.                                                       74,300     265,771
#   Vital KSK Holdings, Inc.                                        261,115   2,328,705
    Wacoal Holdings Corp.                                         1,079,000  13,075,802
    Wakachiku Construction Co., Ltd.                                 84,000     112,991
    Wakita & Co., Ltd.                                              785,200   7,265,458

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES      VALUE++
                                                                 --------- --------------
JAPAN -- (Continued)
#   Warabeya Nichiyo Holdings Co., Ltd.                            165,600 $    3,604,285
    Wood One Co., Ltd.                                             437,000      1,072,309
    Xebio Holdings Co., Ltd.                                       518,300      7,744,016
#   Y A C Co., Ltd.                                                 62,000        875,008
    Yachiyo Industry Co., Ltd.                                      68,300        643,733
#   Yaizu Suisankagaku Industry Co., Ltd.                           53,700        576,486
    YAMABIKO Corp.                                                 238,696      3,345,352
#   Yamagata Bank, Ltd. (The)                                    2,489,000     10,650,142
    Yamaichi Electronics Co., Ltd.                                   9,500        109,220
    Yamanashi Chuo Bank, Ltd. (The)                              3,311,000     15,570,153
#   Yamatane Corp.                                                 214,499      3,090,194
    Yamato Corp.                                                   336,500      1,607,787
    Yamaya Corp.                                                    39,300        597,284
    Yamazawa Co., Ltd.                                               4,900         79,837
#   Yashima Denki Co., Ltd.                                         43,400        244,199
    Yasuda Logistics Corp.                                         185,700      1,233,044
    Yellow Hat, Ltd.                                               232,300      5,320,474
    Yodogawa Steel Works, Ltd.                                     499,600     14,250,102
    Yokogawa Bridge Holdings Corp.                                 865,800     11,021,297
#   Yokohama Reito Co., Ltd.                                     1,226,300     11,199,554
    Yokowo Co., Ltd.                                               155,200      1,497,189
    Yomeishu Seizo Co., Ltd.                                           700         11,715
#   Yondenko Corp.                                                 400,250      1,577,315
    Yorozu Corp.                                                   413,900      5,751,818
    Yotai Refractories Co., Ltd.                                     9,000         28,920
    Yuasa Funashoku Co., Ltd.                                      620,000      1,669,827
    Yuken Kogyo Co., Ltd.                                          361,000        712,811
    Yurtec Corp.                                                 1,199,000      8,742,148
    Yusen Logistics Co., Ltd.                                      400,100      3,974,681
    Yushiro Chemical Industry Co., Ltd.                            120,300      1,553,472
    Yutaka Giken Co., Ltd.                                           3,300         68,415
#   Zenitaka Corp. (The)                                           239,000      1,011,965
                                                                           --------------
TOTAL JAPAN                                                                 3,592,434,963
                                                                           --------------
NETHERLANDS -- (2.2%)
#   APERAM SA                                                    1,295,977     61,291,260
#   Arcadis NV                                                     119,104      1,619,516
    ASM International NV                                           717,431     35,372,040
    BE Semiconductor Industries NV                                  41,604      1,502,233
#   BinckBank NV                                                 1,340,668      7,684,086
    Boskalis Westminster                                           883,368     32,682,760
    Corbion NV                                                     126,583      3,242,202
    Delta Lloyd NV                                               7,177,283     41,322,317
#*  Fugro NV                                                       595,903      9,398,987
#*  Heijmans NV                                                    302,303      2,014,093
    KAS Bank NV                                                    362,901      3,342,507
    Koninklijke BAM Groep NV                                     6,247,420     29,476,252
#*  Ordina NV                                                    2,283,107      4,893,665
#   SBM Offshore NV                                              4,403,531     71,633,861
#*  SNS Reaal NV                                                 4,044,025             --
    Telegraaf Media Groep NV                                        90,937        583,078
#*  TomTom NV                                                      373,595      3,424,760
    Van Lanschot NV                                                 29,923        646,936

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
NETHERLANDS -- (Continued)
    Wessanen                                                         26,575 $    377,202
                                                                            ------------
TOTAL NETHERLANDS                                                            310,507,755
                                                                            ------------
NEW ZEALAND -- (0.5%)
    Air New Zealand, Ltd.                                        12,020,172   18,527,630
    Arvida Group, Ltd.                                              216,187      212,253
    Chorus, Ltd.                                                  4,525,742   13,463,763
    Colonial Motor Co., Ltd. (The)                                  237,146    1,273,559
    EBOS Group, Ltd.                                                312,374    3,871,466
    Heartland Bank, Ltd.                                          2,346,024    2,719,218
    Kathmandu Holdings, Ltd.                                        315,321      437,054
    Metlifecare, Ltd.                                               239,502      980,450
    Millennium & Copthorne Hotels New Zealand, Ltd.                 838,561    1,766,501
    New Zealand Oil & Gas, Ltd.                                   1,715,229      804,264
    New Zealand Refining Co., Ltd. (The)                          1,050,277    2,082,394
#   NZME, Ltd.                                                    1,186,151      585,349
    PGG Wrightson, Ltd.                                           2,247,422      873,913
*   Richina Pacific, Ltd.                                           832,183           --
*   Rubicon, Ltd.                                                 3,123,034      548,859
    Sanford, Ltd.                                                 1,020,617    5,309,523
    Skellerup Holdings, Ltd.                                        497,886      576,850
    SKY Network Television, Ltd.                                  1,544,675    5,258,383
    SKYCITY Entertainment Group, Ltd.                                13,943       38,646
    Steel & Tube Holdings, Ltd.                                     472,047      876,551
    Summerset Group Holdings, Ltd.                                   47,220      171,559
    Tourism Holdings, Ltd.                                        1,202,631    3,451,831
    Tower, Ltd.                                                   2,369,528    1,425,025
    Warehouse Group, Ltd. (The)                                      93,475      179,814
                                                                            ------------
TOTAL NEW ZEALAND                                                             65,434,855
                                                                            ------------
NORWAY -- (0.9%)
*   Akastor ASA                                                     406,735      728,581
*   Aker Solutions ASA                                              533,597    2,877,314
*   American Shipping Co. ASA                                       136,303      503,854
    Austevoll Seafood ASA                                         1,010,829    9,349,410
    Avance Gas Holding, Ltd.                                        349,440    1,229,868
    Bonheur ASA                                                     494,135    4,973,924
    BW LPG, Ltd.                                                  1,370,591    6,988,395
*   BW Offshore, Ltd.                                             2,324,845    6,784,815
*   DOF ASA                                                       2,702,281      361,441
*   Fred Olsen Energy ASA                                           682,098    1,469,809
    Frontline, Ltd.                                                 415,099    2,869,830
*   Kongsberg Automotive ASA                                     10,914,813    7,714,934
*   Kvaerner ASA                                                  3,591,983    4,728,960
*   Norske Skogindustrier ASA                                     4,628,183    1,543,048
    Ocean Yield ASA                                                 197,398    1,496,451
*   Odfjell Drilling, Ltd.                                          279,186      531,405
*   Odfjell SE Class A                                              231,591      917,499
*   Petroleum Geo-Services ASA                                    7,652,657   25,432,151
*   Prosafe SE                                                       49,115      204,031
*   REC Silicon ASA                                              24,033,955    3,761,641
*   Seadrill, Ltd.                                                1,622,839    3,179,585

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
NORWAY -- (Continued)
*   Sevan Marine ASA                                                382,731 $    738,797
*   Solstad Offshore ASA                                            146,860      193,281
*   Songa Offshore                                                  172,728      665,981
    SpareBank 1 SMN                                                 736,966    6,166,461
    SpareBank 1 SR-Bank ASA                                         745,716    5,544,519
    Stolt-Nielsen, Ltd.                                             470,303    7,104,345
*   Storebrand ASA                                                  596,182    3,635,320
    TGS Nopec Geophysical Co. ASA                                   228,916    5,496,156
*   Treasure ASA                                                      8,326       17,395
*   Wilh Wilhelmsen ASA                                              98,023      480,958
    Wilh Wilhelmsen Holding ASA Class A                             255,682    6,965,175
                                                                            ------------
TOTAL NORWAY                                                                 124,655,334
                                                                            ------------
PORTUGAL -- (0.2%)
#*  Banco BPI SA                                                 10,365,883   12,696,630
#*  Banco Comercial Portugues SA Class R                          3,378,239      572,826
    Corticeira Amorim SGPS SA                                     1,897,587   17,845,360
    Mota-Engil SGPS SA                                              517,556      900,001
*   Navigator Co. SA (The)                                          230,808      840,630
*   Papelaria Fernandes-Industria e Comercia SA                       2,000           --
#   Sonae Capital SGPS SA                                           559,409      417,241
*   Sonae Industria SGPS SA                                      12,027,954       74,088
    Sonae SGPS SA                                                   924,034      795,376
                                                                            ------------
TOTAL PORTUGAL                                                                34,142,152
                                                                            ------------
SINGAPORE -- (1.2%)
    Accordia Golf Trust                                           3,021,900    1,437,535
*   ASL Marine Holdings, Ltd.                                       786,750       83,304
    Baker Technology, Ltd.                                           33,580       14,696
*   Banyan Tree Holdings, Ltd.                                       59,000       21,078
    Bonvests Holdings, Ltd.                                       1,303,080    1,174,691
*   Broadway Industrial Group, Ltd.                               3,504,767      483,968
    China Aviation Oil Singapore Corp., Ltd.                         40,800       43,903
    Chip Eng Seng Corp., Ltd.                                     9,667,198    4,549,719
    Chuan Hup Holdings, Ltd.                                      7,213,600    1,231,837
*   Cityneon Holdings, Ltd.                                         412,900      283,893
*   COSCO Corp. Singapore, Ltd.                                   5,888,300    1,169,847
*   Creative Technology, Ltd.                                       630,750      422,731
*   DMX Technologies Group, Ltd.                                  3,585,000       51,757
    EnGro Corp., Ltd.                                                32,100       19,774
*   Excel Machine Tools, Ltd.                                       473,000           --
*   Ezion Holdings, Ltd.                                         26,913,250    7,863,306
*   Ezra Holdings, Ltd.                                          26,966,009      916,483
*   Falcon Energy Group, Ltd.                                       365,100       36,864
    Far East Orchard, Ltd.                                        5,185,742    5,427,947
*   First Ship Lease Trust                                          651,800       71,153
    First Sponsor Group, Ltd.                                       896,487      850,682
    Frasers Centrepoint, Ltd.                                       560,500      626,842
    Fu Yu Corp., Ltd.                                             2,821,200      392,524
    GK Goh Holdings, Ltd.                                         2,289,574    1,356,833
*   Global Premium Hotels, Ltd.                                      37,000        7,816
    Golden Agri-Resources, Ltd.                                  10,924,400    3,285,986

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
SINGAPORE -- (Continued)
    GP Batteries International, Ltd.                                311,400 $   181,355
    GP Industries, Ltd.                                           2,112,708     850,006
    GuocoLand, Ltd.                                                 233,900     304,540
*   Halcyon Agri Corp., Ltd.                                         84,277      42,093
*   Hanwell Holdings, Ltd.                                        6,432,943   1,043,800
    Haw Par Corp., Ltd.                                              27,200     185,486
    Hi-P International, Ltd.                                        500,900     178,652
    Hiap Hoe, Ltd.                                                   43,100      21,359
    Ho Bee Land, Ltd.                                             6,700,300  10,580,393
    Hong Fok Corp., Ltd.                                          7,811,660   3,675,973
*   Hong Fok Land, Ltd.                                           4,248,000          --
    Hong Leong Asia, Ltd.                                         1,085,200     694,366
    Hotel Grand Central, Ltd.                                     2,821,619   2,783,476
    Hour Glass, Ltd. (The)                                        1,018,060     447,928
    Hutchison Port Holdings Trust                                   362,100     154,010
    Hwa Hong Corp., Ltd.                                            163,500      35,381
    Hyflux, Ltd.                                                  5,248,000   1,933,860
    Indofood Agri Resources, Ltd.                                 9,778,600   3,718,588
*   InnoTek, Ltd.                                                 2,744,800     623,503
    IPC Corp., Ltd.                                                 753,890     280,393
    Isetan Singapore, Ltd.                                          166,500     440,523
*   Jurong Technologies Industrial Corp., Ltd.                    3,391,000          --
    k1 Ventures, Ltd.                                             2,556,800   1,614,228
    Koh Brothers Group, Ltd.                                      1,464,000     279,899
*   KrisEnergy, Ltd.                                              2,809,800     379,460
    KSH Holdings, Ltd.                                               61,100      23,470
    Lian Beng Group, Ltd.                                         4,237,000   1,393,852
    Low Keng Huat Singapore, Ltd.                                   252,600     104,160
    Lum Chang Holdings, Ltd.                                      1,565,200     388,361
*   Marco Polo Marine, Ltd.                                         129,000       4,396
    Metro Holdings, Ltd.                                         10,231,660   7,697,024
    Mewah International, Inc.                                        95,000      21,785
    Midas Holdings, Ltd.                                         30,471,000   4,966,015
*   Nam Cheong, Ltd.                                              9,021,800     359,713
*   Noble Group, Ltd.                                            97,492,600  11,790,839
    NSL, Ltd.                                                       532,900     615,138
    OUE, Ltd.                                                     2,289,200   2,971,920
    Pacc Offshore Services Holdings, Ltd.                           690,900     180,108
    Pacific Radiance, Ltd.                                          530,000      60,162
    Penguin International, Ltd.                                      39,466       6,916
    QAF, Ltd.                                                     3,645,079   3,758,105
*   Raffles Education Corp., Ltd.                                13,998,400   1,924,486
    Rotary Engineering, Ltd.                                        105,300      27,634
    San Teh, Ltd.                                                   285,800      45,564
    SembCorp Industries, Ltd.                                     1,861,500   4,157,260
    SHS Holdings, Ltd.                                              378,500      60,541
    Sinarmas Land, Ltd.                                              80,300      25,582
    Sing Holdings, Ltd.                                             294,900      65,856
    Sing Investments & Finance, Ltd.                                144,600     125,002
    Singapore Reinsurance Corp., Ltd.                             2,999,110     652,677
*   Singapura Finance, Ltd.                                         210,000     127,628
    Sino Grandness Food Industry Group, Ltd.                      8,363,200   1,545,461
    Stamford Land Corp., Ltd.                                     3,441,200   1,245,788

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
SINGAPORE -- (Continued)
    Sunningdale Tech, Ltd.                                        2,344,980 $  1,868,089
*   SunVic Chemical Holdings, Ltd.                                4,736,500      291,476
*   Swiber Holdings, Ltd.                                        11,008,950      638,970
*   Tat Hong Holdings, Ltd.                                       3,788,400      969,864
    Tiong Woon Corp. Holding, Ltd.                                3,331,550      588,004
    Tuan Sing Holdings, Ltd.                                     17,921,752    3,816,182
    UMS Holdings, Ltd.                                            3,361,150    1,475,565
    United Engineers, Ltd.                                        9,502,532   19,079,724
    United Industrial Corp., Ltd.                                 4,098,721    8,232,344
    UOB-Kay Hian Holdings, Ltd.                                      19,100       17,240
    UOL Group, Ltd.                                               1,593,100    7,215,270
    Vibrant Group, Ltd.                                             730,273      176,931
    Wee Hur Holdings, Ltd.                                           94,000       16,372
    Wheelock Properties Singapore, Ltd.                           2,554,100    2,957,174
    Wing Tai Holdings, Ltd.                                      10,887,654   13,425,284
    Yeo Hiap Seng, Ltd.                                             754,657      748,853
*   Yongnam Holdings, Ltd.                                          539,925       75,319
*   Yuuzoo Corp., Ltd.                                            7,401,200      748,386
                                                                            ------------
TOTAL SINGAPORE                                                              168,960,931
                                                                            ------------
SPAIN -- (2.2%)
    Acciona SA                                                      729,485   56,592,287
#   Acerinox SA                                                   3,286,426   45,193,966
#   Adveo Group International SA                                     70,169      289,646
    Almirall SA                                                     220,343    3,551,854
    Applus Services SA                                              289,168    3,305,208
    Azkoyen SA                                                        9,866       83,634
    Bankinter SA                                                  2,567,352   20,664,851
*   Baron de Ley                                                     21,391    2,527,884
#*  Caja de Ahorros del Mediterraneo                                298,813           --
#*  Cementos Portland Valderrivas SA                                177,775    1,144,339
    Construcciones y Auxiliar de Ferrocarriles SA                   219,659    8,919,882
*   Deoleo SA                                                        59,030       16,928
    Ebro Foods SA                                                 1,386,986   28,625,119
*   eDreams ODIGEO SA                                               435,859    1,480,174
#   Elecnor SA                                                       27,605      276,853
    Ence Energia y Celulosa SA                                    3,623,011    9,670,452
*   Ercros SA                                                     1,747,920    4,106,444
*   Espanola del Zinc SA                                             53,703           --
    Euskaltel SA                                                     43,711      403,531
#   Fluidra SA                                                      295,556    1,393,927
    Gamesa Corp. Tecnologica SA                                   1,147,037   24,120,419
    Grupo Catalana Occidente SA                                     381,049   12,422,099
    Iberpapel Gestion SA                                            106,586    2,982,988
*   Indra Sistemas SA                                               466,297    5,136,564
*   Liberbank SA                                                  2,328,228    2,584,275
    Melia Hotels International SA                                   904,462   11,631,282
#   Miquel y Costas & Miquel SA                                      64,584    1,712,952
#*  NH Hotel Group SA                                             4,360,685   19,296,973
    Nmas1 Dinamia SA                                                 43,211      408,170
#   Obrascon Huarte Lain SA                                       3,404,589   11,563,776
    Papeles y Cartones de Europa SA                               1,117,306    6,744,960
*   Pescanova SA                                                    338,483           --

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
SPAIN -- (Continued)
#*  Quabit Inmobiliaria SA                                         407,624 $  1,065,261
*   Realia Business SA                                              84,487       82,387
#*  Sacyr SA                                                     8,356,368   21,762,008
#*  Solaria Energia y Medio Ambiente SA                            220,141      241,194
    Tecnocom Telecomunicaciones y Energia SA                        89,740      417,530
    Tubacex SA                                                   1,248,231    3,904,033
#*  Tubos Reunidos SA                                              177,490      176,500
*   Vocento SA                                                     126,150      174,611
                                                                           ------------
TOTAL SPAIN                                                                 314,674,961
                                                                           ------------
SWEDEN -- (2.9%)
    Acando AB                                                    1,529,129    5,137,464
    AddNode Group AB                                                37,990      269,161
    AF AB Class B                                                  475,432    9,495,195
*   Arise AB                                                        42,853       99,405
    B&B Tools AB Class B                                           416,553    9,542,822
    Beijer Ref AB                                                  170,207    4,124,266
    Bilia AB Class A                                               558,012   13,407,030
    BillerudKorsnas AB                                           2,518,920   41,965,452
    Biotage AB                                                     768,323    4,055,566
*   Bjorn Borg AB                                                  143,435      557,428
*   Bonava AB Class B                                              243,429    3,747,921
    Bulten AB                                                      315,716    3,355,652
    Bure Equity AB                                               1,254,990   14,162,473
    Byggmax Group AB                                               160,197    1,086,495
    Catena AB                                                       87,677    1,330,362
    Cloetta AB Class B                                           4,690,687   15,820,271
    Com Hem Holding AB                                             814,605    8,546,452
    Concentric AB                                                  321,545    4,328,238
    Concordia Maritime AB Class B                                  444,260      728,759
*   Doro AB                                                        262,225    1,573,428
    Duni AB                                                        295,974    4,233,188
    Dustin Group AB                                                 30,177      228,260
    East Capital Explorer AB                                        12,660       96,222
    Elanders AB Class B                                             57,011      686,634
    Eltel AB                                                       106,413      601,806
*   Eniro AB                                                     2,407,554       75,502
    Granges AB                                                     556,422    6,176,865
    Gunnebo AB                                                     710,164    3,382,209
    Haldex AB                                                    1,162,884   15,820,798
    Hoist Finance AB                                               139,882    1,350,291
    Holmen AB Class B                                            1,108,410   40,554,990
    Inwido AB                                                      487,076    5,241,373
    KappAhl AB                                                   1,285,881    7,692,931
    KNOW IT AB                                                     281,527    2,779,887
    Lagercrantz Group AB Class B                                   522,574    4,763,665
    Lindab International AB                                      1,548,432   13,459,495
    Loomis AB Class B                                              166,656    4,877,635
*   Medivir AB Class B                                             221,252    2,209,140
    Mekonomen AB                                                    30,438      650,672
    Modern Times Group MTG AB Class B                               28,059      864,837
    MQ Holding AB                                                  547,185    2,175,130
    Mycronic AB                                                    907,629   10,350,577

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
SWEDEN -- (Continued)
*   Net Insight AB Class B                                       3,169,652 $  3,006,844
    New Wave Group AB Class B                                    1,196,869    7,453,736
    Nobia AB                                                         1,280       11,509
    Nolato AB Class B                                              122,780    3,638,318
    Opus Group AB                                                3,252,778    2,904,557
    Pandox AB                                                       78,038    1,249,813
    Peab AB                                                      3,800,630   31,138,305
    Pricer AB Class B                                              194,612      234,231
    Proact IT Group AB                                              14,167      253,120
    Ratos AB Class B                                             2,339,781   12,616,898
    Recipharm AB Class B                                           148,144    2,112,087
    Rezidor Hotel Group AB                                         468,199    1,893,773
    Rottneros AB                                                   138,984      125,633
    Saab AB Class B                                                940,005   38,387,871
*   SAS AB                                                       4,431,442    7,176,730
    Semcon AB                                                       96,038      529,389
    SkiStar AB                                                      93,860    1,652,976
#*  SSAB AB Class A(BPRBWK4)                                       879,039    3,616,249
*   SSAB AB Class A(B17H0S8)                                       541,528    2,225,915
#*  SSAB AB Class B(BPRBWM6)                                     4,949,258   16,680,595
*   SSAB AB Class B(B17H3F6)                                        95,788      322,884
*   Swedish Orphan Biovitrum AB                                     23,134      296,050
    Swedol AB Class B                                                3,855       10,991
    Systemair AB                                                    37,260      539,012
    Transcom Worldwide AB                                          143,669    1,437,921
    Trelleborg AB Class B                                          495,942   10,288,617
    VBG Group AB Class B                                             1,634       20,759
                                                                           ------------
TOTAL SWEDEN                                                                421,430,730
                                                                           ------------
SWITZERLAND -- (4.4%)
*   Allreal Holding AG                                             199,168   30,249,841
*   Alpiq Holding AG                                                16,145    1,354,746
*   ALSO Holding AG                                                 44,453    4,427,182
*   Arbonia AG                                                     628,026   10,824,493
*   Aryzta AG                                                      818,722   22,551,807
    Autoneum Holding AG                                              5,784    1,512,618
    Baloise Holding AG                                             499,895   64,367,927
    Bank Coop AG                                                    26,613    1,164,085
    Banque Cantonale de Geneve                                      14,535    4,349,860
#   Banque Cantonale du Jura SA                                      7,739      437,816
    Banque Cantonale Vaudoise                                       16,315   11,144,937
    Basler Kantonalbank                                              7,430      510,817
    Bell AG                                                          9,415    3,964,877
    Bellevue Group AG                                               89,429    1,555,591
#   Berner Kantonalbank AG                                          14,537    2,682,561
    Bobst Group SA                                                 193,198   14,106,844
    Bucher Industries AG                                               642      174,238
*   Calida Holding AG                                                4,993      187,401
    Carlo Gavazzi Holding AG                                         7,734    2,043,836
*   Cham Paper Holding AG                                           10,508    3,492,899
*   Cicor Technologies                                              12,235      421,887
    Cie Financiere Tradition SA                                     12,819    1,043,022
    Coltene Holding AG                                              48,743    3,804,930

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
SWITZERLAND -- (Continued)
    Conzzeta AG                                                     18,952 $15,204,594
    Daetwyler Holding AG                                           104,214  15,898,322
*   Dottikon Es Holding AG                                              71      39,040
#*  EFG International AG                                           691,139   4,195,393
*   Emmi AG                                                         33,474  20,984,994
    Energiedienst Holding AG                                         4,093     107,094
    Flughafen Zuerich AG                                           118,876  23,378,125
*   Forbo Holding AG                                                 6,294   8,679,701
*   GAM Holding AG                                               2,170,112  22,143,618
    Georg Fischer AG                                                 7,910   6,518,912
*   Gurit Holding AG                                                10,409   8,065,715
    Helvetia Holding AG                                            155,485  87,984,721
#*  HOCHDORF Holding AG                                             13,216   4,057,457
    Huber & Suhner AG                                              100,722   6,274,605
    Implenia AG                                                    266,928  19,981,238
    Intershop Holding AG                                             4,075   2,063,122
    Jungfraubahn Holding AG                                         11,942   1,168,552
*   Kardex AG                                                       34,209   3,431,169
    Komax Holding AG                                                 9,088   2,384,328
*   Kudelski SA                                                    244,389   4,477,346
    Liechtensteinische Landesbank AG                                89,760   4,064,543
    Luzerner Kantonalbank AG                                         7,483   3,098,633
    MCH Group AG                                                    11,127     799,008
    Metall Zug AG Class B                                              407   1,462,742
*   Meyer Burger Technology AG                                      94,183      75,528
*   Mikron Holding AG                                               19,486     117,367
*   Mobimo Holding AG                                               67,924  17,785,742
#*  OC Oerlikon Corp. AG                                           974,068  11,050,414
*   Orascom Development Holding AG                                  49,066     248,120
#   Orell Fuessli Holding AG                                           356      44,633
*   Orior AG                                                        53,852   4,363,675
#   Phoenix Mecano AG                                                2,563   1,293,162
    Plazza AG                                                       14,421   3,247,909
*   Rieter Holding AG                                               10,276   1,950,610
    Romande Energie Holding SA                                       3,298   4,195,376
*   Schmolz + Bickenbach AG                                      9,689,110   6,476,728
    Schweiter Technologies AG                                        2,764   3,116,873
*   SFS Group AG                                                    67,582   5,945,157
*   Siegfried Holding AG                                            35,897   7,816,130
    St Galler Kantonalbank AG                                       28,724  11,627,933
    Sulzer AG                                                      248,542  28,129,526
*   Swissquote Group Holding SA                                     63,139   1,547,365
    Tamedia AG                                                      10,522   1,576,746
    Thurgauer Kantonalbank                                           6,389     576,154
    Valiant Holding AG                                             161,062  17,123,382
    Valora Holding AG                                               67,651  22,644,432
#   Vaudoise Assurances Holding SA                                  22,673  11,272,614
    Vetropack Holding AG                                             1,167   2,199,461
    Vontobel Holding AG                                            214,673  12,019,974
    VP Bank AG                                                      24,772   2,710,802
    Walliser Kantonalbank                                            2,045     159,558
*   Zehnder Group AG                                               101,501   3,391,953
*   Zug Estates Holding AG Class B                                     538     904,364

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
SWITZERLAND -- (Continued)
    Zuger Kantonalbank AG                                               104 $    541,546
                                                                            ------------
TOTAL SWITZERLAND                                                            636,990,421
                                                                            ------------
UNITED KINGDOM -- (13.6%)
    Aberdeen Asset Management P.L.C.                                378,427    1,252,388
    Acacia Mining P.L.C.                                          2,959,557   16,049,204
    Acal P.L.C.                                                   1,097,854    3,233,863
*   Afren P.L.C.                                                  2,935,351           --
    Aggreko P.L.C.                                                  371,635    4,722,486
*   Aldermore Group P.L.C.                                          639,419    1,761,570
    Alumasc Group P.L.C. (The)                                      555,998    1,224,119
    Amec Foster Wheeler P.L.C.                                    2,174,137   12,155,700
    Anglo Pacific Group P.L.C.                                    1,122,298    1,865,281
    Anglo-Eastern Plantations P.L.C.                                227,351    2,048,290
    Ashtead Group P.L.C.                                            129,916    2,633,964
    Barratt Developments P.L.C.                                   3,586,269   21,627,172
    BBA Aviation P.L.C.                                           6,298,062   22,212,755
    Beazley P.L.C.                                               12,867,899   65,827,009
    Bellway P.L.C.                                                3,327,342  104,287,770
    Berendsen P.L.C.                                                325,294    3,415,635
    Berkeley Group Holdings P.L.C.                                  220,070    7,772,764
    BGEO Group P.L.C.                                               352,884   13,138,043
    Bloomsbury Publishing P.L.C.                                    132,326      281,852
    Bodycote P.L.C.                                               5,009,290   42,150,895
    Bovis Homes Group P.L.C.                                      4,734,227   49,277,494
    Braemar Shipping Services P.L.C.                                 26,716       83,843
    Brammer P.L.C.                                                   47,977       99,349
*   Cairn Energy P.L.C.                                             915,141    2,620,492
*   Cambian Group P.L.C.                                            208,783      394,092
    Cape P.L.C.                                                     468,030    1,063,246
    Carclo P.L.C.                                                    95,271      159,034
    Carillion P.L.C.                                             11,219,627   30,502,405
    Carr's Group P.L.C.                                             504,203      900,954
    Castings P.L.C.                                                 424,949    2,432,968
    Centamin P.L.C.                                              25,014,912   49,464,016
    Centaur Media P.L.C.                                             98,945       63,624
*   Chemring Group P.L.C.                                         2,143,650    5,180,194
    Chesnara P.L.C.                                                 697,352    3,159,909
    Clarkson P.L.C.                                                  46,588    1,375,563
    Close Brothers Group P.L.C.                                   2,417,218   44,207,749
    Communisis P.L.C.                                             2,381,972    1,377,035
    Computacenter P.L.C.                                          1,492,318   14,899,056
    Countrywide P.L.C.                                              783,194    1,736,648
    Cranswick P.L.C.                                                 44,961    1,311,010
    Crest Nicholson Holdings P.L.C.                               1,106,269    7,068,547
    Daejan Holdings P.L.C.                                           66,360    5,290,599
    Dairy Crest Group P.L.C.                                        641,906    4,808,044
    Debenhams P.L.C.                                             14,182,363    9,389,752
    Dixons Carphone P.L.C.                                        4,677,117   18,656,857
    Drax Group P.L.C.                                             5,490,952   25,642,112
    DS Smith P.L.C.                                               3,901,660   21,809,888
    Elementis P.L.C.                                              2,643,242    8,936,110
#*  EnQuest P.L.C.                                                1,979,072    1,124,709

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
UNITED KINGDOM -- (Continued)
*   Enterprise Inns P.L.C.                                       12,182,132 $20,309,024
    Entertainment One, Ltd.                                         202,753     589,242
    Equiniti Group P.L.C.                                            23,371      55,089
*   Evraz P.L.C.                                                  3,675,808  10,339,200
    Fenner P.L.C.                                                 1,621,995   6,417,204
*   Ferrexpo P.L.C.                                               1,508,527   2,891,595
*   Findel P.L.C.                                                    10,555      28,314
*   Firstgroup P.L.C.                                            18,865,527  24,737,501
*   Flybe Group P.L.C.                                              333,535     183,588
    Fuller Smith & Turner P.L.C. Class A                              5,481      69,703
*   Future P.L.C.                                                   983,860     153,146
    Galliford Try P.L.C.                                          1,494,796  25,447,740
    Gem Diamonds, Ltd.                                            2,178,111   3,352,888
    Grafton Group P.L.C.                                          3,071,341  22,643,264
    Greene King P.L.C.                                            7,264,634  62,421,459
    Gulf Marine Services P.L.C.                                     226,013     192,911
    GVC Holdings P.L.C.                                           1,712,560  13,069,932
    Halfords Group P.L.C.                                         1,110,090   5,067,561
    Harvey Nash Group P.L.C.                                        643,358     495,528
    Harworth Group P.L.C.                                            80,869      90,415
    Headlam Group P.L.C.                                             42,598     291,294
    Helical P.L.C.                                                2,431,750   9,006,414
    Henry Boot P.L.C.                                             1,170,545   3,048,710
    Hiscox, Ltd.                                                  7,485,913  96,870,217
    Hochschild Mining P.L.C.                                        532,207   1,658,670
    Hunting P.L.C.                                                1,808,434  12,698,534
    Huntsworth P.L.C.                                             2,832,029   1,387,020
    Inchcape P.L.C.                                               6,008,246  54,379,292
    Intermediate Capital Group P.L.C.                             3,021,962  26,385,390
*   International Ferro Metals, Ltd.                              1,703,051       3,642
    International Personal Finance P.L.C.                           812,870   1,789,763
    Interserve P.L.C.                                             1,710,545   6,965,161
*   IP Group P.L.C.                                                 759,605   1,839,302
    J Sainsbury P.L.C.                                            7,545,404  24,549,461
*   Jackpotjoy P.L.C.                                               132,581   1,009,060
*   Jimmy Choo P.L.C.                                               181,354     334,027
    John Laing Group P.L.C.                                         297,525     988,447
    John Wood Group P.L.C.                                        8,027,720  84,924,607
    JRP Group P.L.C.                                                762,248   1,401,747
#*  KAZ Minerals P.L.C.                                           1,411,996   8,378,209
    Keller Group P.L.C.                                           1,136,396  11,640,020
    Kier Group P.L.C.                                                35,824     623,078
    Laird P.L.C.                                                  3,705,692   7,740,900
*   Lamprell P.L.C.                                               1,830,869   2,109,961
    Lancashire Holdings, Ltd.                                     4,467,799  38,149,405
    Lavendon Group P.L.C.                                         2,027,609   6,872,916
    Lookers P.L.C.                                                  953,124   1,498,887
    Low & Bonar P.L.C.                                            3,382,202   2,958,483
    Man Group P.L.C.                                             31,373,361  52,682,309
*   Management Consulting Group P.L.C.                            1,919,992     144,875
    Marshalls P.L.C.                                              1,391,786   5,075,688
    Marston's P.L.C.                                             15,279,453  25,383,025
    McCarthy & Stone P.L.C.                                           8,674      17,904

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
UNITED KINGDOM -- (Continued)
    McColl's Retail Group P.L.C.                                     21,127 $    47,626
    Mears Group P.L.C.                                              155,039     989,930
    Meggitt P.L.C.                                                7,489,262  39,498,027
    Melrose Industries P.L.C.                                    38,517,103  94,827,713
    Millennium & Copthorne Hotels P.L.C.                          4,607,920  25,074,448
    Mitchells & Butlers P.L.C.                                    5,871,417  19,727,609
    Mitie Group P.L.C.                                              138,544     350,538
    MJ Gleeson P.L.C.                                               612,392   4,203,682
    Morgan Sindall Group P.L.C.                                     127,525   1,313,827
*   Mothercare P.L.C.                                               185,092     264,568
    N Brown Group P.L.C.                                            643,050   1,774,173
    National Express Group P.L.C.                                 6,988,030  29,808,616
*   New World Resources P.L.C. Class A                               32,193          34
    Northgate P.L.C.                                              3,171,055  20,287,662
    Novae Group P.L.C.                                              873,318   6,909,046
    OneSavings Bank P.L.C.                                          184,730     788,363
#   Paragon Group of Cos. P.L.C. (The)                            2,580,117  13,138,605
    Pendragon P.L.C.                                              9,311,266   4,083,865
    Persimmon P.L.C.                                                558,824  13,610,914
*   Petra Diamonds, Ltd.                                            332,820     635,427
*   Petropavlovsk P.L.C.                                         13,386,868   1,141,747
    Pets at Home Group P.L.C.                                     1,151,913   2,898,736
    Phoenix Group Holdings                                        5,137,174  48,769,027
    Polypipe Group P.L.C.                                             5,955      25,354
*   Premier Foods P.L.C.                                         17,331,939   8,673,350
#*  Premier Oil P.L.C.                                           11,607,571  12,324,194
#*  Punch Taverns P.L.C.                                            253,930     599,796
    Redrow P.L.C.                                                 6,073,122  33,984,311
*   Renold P.L.C.                                                   207,209     144,398
    RPC Group P.L.C.                                                162,655   2,196,524
    RPS Group P.L.C.                                              2,137,485   6,134,339
    S&U P.L.C.                                                        1,194      31,240
    Saga P.L.C.                                                     194,331     451,542
    SDL P.L.C.                                                      252,971   1,558,700
    Senior P.L.C.                                                   834,651   2,083,096
    Severfield P.L.C.                                               314,482     317,595
    Shanks Group P.L.C.                                           9,096,148  10,848,864
*   Shawbrook Group P.L.C.                                          115,806     364,511
    SIG P.L.C.                                                   16,117,010  20,838,858
    Soco International P.L.C.                                     1,983,165   3,836,083
    Spectris P.L.C.                                                  63,093   1,919,850
    Speedy Hire P.L.C.                                            3,615,394   2,326,486
    Spire Healthcare Group P.L.C.                                   828,086   3,268,185
    Spirent Communications P.L.C.                                 2,490,667   3,055,434
*   Sportech P.L.C.                                                 212,788     243,757
#*  Sports Direct International P.L.C.                              452,846   1,625,188
    St. Ives P.L.C.                                               2,296,876   2,114,267
    St. Modwen Properties P.L.C.                                  4,297,740  17,216,657
    Stobart Group, Ltd.                                             349,128     787,489
    Stock Spirits Group P.L.C.                                      884,096   1,970,550
    Taylor Wimpey P.L.C.                                          8,834,471  18,651,421
*   Thomas Cook Group P.L.C.                                      8,563,740   9,411,428
    TP ICAP P.L.C.                                                3,592,850  21,016,102

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES       VALUE++
                                                                 --------- ---------------
UNITED KINGDOM -- (Continued)
    Travis Perkins P.L.C.                                          618,047 $    11,335,433
    Treatt P.L.C.                                                   75,639         241,185
    Trifast P.L.C.                                                 888,277       2,304,225
    Trinity Mirror P.L.C.                                        6,729,436       8,830,181
    TT Electronics P.L.C.                                        2,684,796       5,033,703
    TUI AG                                                       1,459,262      21,386,458
    Tyman P.L.C.                                                   102,993         345,636
    U & I Group P.L.C.                                           2,305,083       4,709,745
*   Vectura Group P.L.C.                                         1,387,475       2,274,207
    Vedanta Resources P.L.C.                                       107,032       1,414,458
    Vesuvius P.L.C.                                              6,365,322      37,925,632
    Virgin Money Holdings UK P.L.C.                              1,620,009       6,358,255
    Vp P.L.C.                                                      291,945       2,942,379
    Weir Group P.L.C. (The)                                        131,234       3,324,496
    William Hill P.L.C.                                            249,379         813,449
*   William Ransom & Son Holding P.L.C.                             65,000              --
*   Wizz Air Holdings P.L.C.                                        10,104         226,849
                                                                           ---------------
TOTAL UNITED KINGDOM                                                         1,959,687,824
                                                                           ---------------
UNITED STATES -- (0.1%)
*   TechnipFMC P.L.C.                                              427,677      14,016,567
                                                                           ---------------
TOTAL COMMON STOCKS                                                         13,576,460,515
                                                                           ---------------
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
    Biotest AG                                                      46,321         802,656
    Draegerwerk AG & Co. KGaA                                      107,552       9,458,721
    STO SE & Co. KGaA                                                5,774         588,683
                                                                           ---------------
TOTAL GERMANY                                                                   10,850,060
                                                                           ---------------
TOTAL PREFERRED STOCKS                                                          10,850,060
                                                                           ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
*   Intercell AG Rights 05/16/13                                    41,929              --
                                                                           ---------------
CANADA -- (0.0%)
*   QLT, Inc. Rights 11/23/17                                      944,662              --
*   QLT, Inc. Rights 11/23/17 Class A                              944,662              --
                                                                           ---------------
TOTAL CANADA                                                                            --
                                                                           ---------------
HONG KONG -- (0.0%)
*   Abel Engineering Rights 02/07/17                               119,429          10,775

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                    SHARES       VALUE++
                                                                  ---------- ---------------
HONG KONG -- (Continued)
*    Mason Financial Holdings, Ltd. Rights 02/01/17               23,544,000 $        42,482
                                                                             ---------------
TOTAL HONG KONG                                                                       53,257
                                                                             ---------------
PORTUGAL -- (0.0%)
#*   Banco Comercial Portugues SA Rights 02/02/17                  3,378,239       3,413,412
                                                                             ---------------
SINGAPORE -- (0.0%)
*    Tat Hong Holdings, Ltd. Rights 03/02/17                         731,480          15,571
                                                                             ---------------
TOTAL RIGHTS/WARRANTS                                                              3,482,240
                                                                             ---------------
TOTAL INVESTMENT SECURITIES                                                   13,590,792,815
                                                                             ---------------

                                                                                 VALUE+
                                                                             ---------------
SECURITIES LENDING COLLATERAL -- (5.5%)
(S)@ DFA Short Term Investment Fund                               68,120,513     788,290,573
                                                                             ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $12,564,744,504)^^                       $14,379,083,388
                                                                             ===============

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ------------------------------------------------------
                                                                LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                                             -------------- --------------- ------- ---------------
Common Stocks
   Australia                                                 $    1,631,897 $ 1,037,060,992   --    $ 1,038,692,889
   Austria                                                               --     167,680,785   --        167,680,785
   Belgium                                                               --     176,440,252   --        176,440,252
   Canada                                                     1,236,410,212         568,971   --      1,236,979,183
   China                                                                 --       7,700,043   --          7,700,043
   Denmark                                                               --     264,898,526   --        264,898,526
   Finland                                                               --     329,865,050   --        329,865,050
   France                                                         2,318,633     630,353,549   --        632,672,182
   Germany                                                               --     996,972,212   --        996,972,212
   Greece                                                                --           1,854   --              1,854
   Hong Kong                                                             --     447,779,363   --        447,779,363
   Ireland                                                               --      49,451,464   --         49,451,464
   Israel                                                                --      92,372,981   --         92,372,981
   Italy                                                         89,131,978     402,885,260   --        492,017,238
   Japan                                                                 --   3,592,434,963   --      3,592,434,963
   Netherlands                                                           --     310,507,755   --        310,507,755
   New Zealand                                                           --      65,434,855   --         65,434,855
   Norway                                                                --     124,655,334   --        124,655,334
   Portugal                                                              --      34,142,152   --         34,142,152
   Singapore                                                             --     168,960,931   --        168,960,931
   Spain                                                                 --     314,674,961   --        314,674,961
   Sweden                                                                --     421,430,730   --        421,430,730
   Switzerland                                                           --     636,990,421   --        636,990,421
   United Kingdom                                                 1,009,060   1,958,678,764   --      1,959,687,824
   United States                                                 14,016,567              --   --         14,016,567
Preferred Stocks
   Germany                                                               --      10,850,060   --         10,850,060
Rights/Warrants
   Hong Kong                                                             --          53,257   --             53,257
   Portugal                                                              --       3,413,412   --          3,413,412
   Singapore                                                             --          15,571   --             15,571
Securities Lending Collateral                                            --     788,290,573   --        788,290,573
Futures Contracts**                                                 378,215              --   --            378,215
                                                             -------------- ---------------   --    ---------------
TOTAL                                                        $1,344,896,562 $13,034,565,041   --    $14,379,461,603
                                                             ============== ===============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                  SHARES    VALUE++
                                                                 --------- ----------
Common Stocks -- (93.0%)
AUSTRALIA -- (6.1%)
#*  Aconex, Ltd.                                                    20,003 $   45,867
*   Acrux, Ltd.                                                     41,436      9,760
#   Adelaide Brighton, Ltd.                                        138,518    538,226
*   AED Oil, Ltd.                                                   28,704         --
#   Ainsworth Game Technology, Ltd.                                 52,972     72,772
*   Alkane Resources, Ltd.                                           6,922      1,788
    ALS, Ltd.                                                      194,821    875,750
#   Altium, Ltd.                                                    28,177    172,678
#   Alumina, Ltd.                                                1,435,203  2,114,708
#   AMA Group, Ltd.                                                 36,202     27,185
    Amaysim Australia, Ltd.                                         14,035     21,734
    Amcor, Ltd.                                                     59,263    643,242
    AMP, Ltd.                                                      314,443  1,193,490
    Ansell, Ltd.                                                    32,584    587,311
    AP Eagers, Ltd.                                                 17,278    126,014
*   APN News & Media, Ltd.                                          83,867    161,654
    APN Property Group, Ltd.                                        29,920      9,768
#   ARB Corp., Ltd.                                                 20,754    255,280
#   Ardent Leisure Group                                           156,335    249,346
    Aristocrat Leisure, Ltd.                                        70,496    817,527
#*  Arrium, Ltd.                                                 1,567,926          8
    Asaleo Care, Ltd.                                               38,368     43,901
    ASX, Ltd.                                                        5,138    194,469
    AUB Group, Ltd.                                                 13,333    105,830
    Aurizon Holdings, Ltd.                                         174,244    661,971
#*  Ausdrill, Ltd.                                                 241,151    255,903
    AusNet Services                                                119,985    143,918
    Austal, Ltd.                                                   150,215    182,483
    Australia & New Zealand Banking Group, Ltd.                    214,260  4,760,511
#*  Australian Agricultural Co., Ltd.                              248,290    276,094
    Australian Pharmaceutical Industries, Ltd.                     181,901    260,515
    Auswide Bank, Ltd.                                               3,475     14,022
    Automotive Holdings Group, Ltd.                                156,135    463,262
    Aveo Group                                                      59,085    142,927
*   AWE, Ltd.                                                      433,912    191,279
    Bank of Queensland, Ltd.                                       206,612  1,877,182
    Bapcor, Ltd.                                                    18,294     76,102
    Beach Energy, Ltd.                                           1,036,724    591,703
#*  Beadell Resources, Ltd.                                        414,541     96,532
#   Bega Cheese, Ltd.                                               25,909    100,883
#   Bellamy's Australia, Ltd.                                       15,266     48,999
    Bendigo & Adelaide Bank, Ltd.                                  202,174  1,925,394
    BHP Billiton, Ltd.                                             314,531  6,381,278
    BHP Billiton, Ltd. Sponsored ADR                                69,265  2,859,911
*   Billabong International, Ltd.                                   53,855     55,564
#   Blackmores, Ltd.                                                 3,596    315,380
    BlueScope Steel, Ltd.                                          367,496  3,124,929
*   Boart Longyear, Ltd.                                           161,114     15,268
    Boral, Ltd.                                                    662,752  2,928,894
*   Bradken, Ltd.                                                   97,128    237,231
    Brambles, Ltd.                                                  80,792    638,500

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES    VALUE++
                                                                 --------- ----------
AUSTRALIA -- (Continued)
#   Breville Group, Ltd.                                            32,602 $  206,524
    Brickworks, Ltd.                                                34,311    329,684
    BT Investment Management, Ltd.                                  27,770    197,339
#*  Buru Energy, Ltd.                                               48,867      7,057
#   Cabcharge Australia, Ltd.                                       76,619    212,315
    Caltex Australia, Ltd.                                           9,675    209,973
#*  Cardno, Ltd.                                                   122,297    105,338
*   Carnarvon Petroleum, Ltd.                                      105,419      7,678
    carsales.com, Ltd.                                              56,024    443,977
#   Cash Converters International, Ltd.                            319,509     86,142
    Cedar Woods Properties, Ltd.                                    33,922    138,504
    Challenger, Ltd.                                               210,562  1,761,858
    CIMIC Group, Ltd.                                               18,581    483,644
    Cleanaway Waste Management, Ltd.                             1,105,037    955,790
*   Coal of Africa, Ltd.                                            24,372        998
    Coca-Cola Amatil, Ltd.                                          42,962    317,719
    Cochlear, Ltd.                                                   4,240    402,775
    Codan, Ltd.                                                     17,422     26,794
#   Collection House, Ltd.                                         100,438    104,045
    Collins Foods, Ltd.                                             27,319    124,798
    Commonwealth Bank of Australia                                  26,947  1,669,638
    Computershare, Ltd.                                             32,124    314,175
*   Cooper Energy, Ltd.                                            262,416     74,728
#   Corporate Travel Management, Ltd.                                7,382     97,451
    Costa Group Holdings, Ltd.                                      21,696     54,005
    Cover-More Group, Ltd.                                          42,479     61,869
    Credit Corp. Group, Ltd.                                         7,541    100,372
    Crown Resorts, Ltd.                                             15,532    134,362
#   CSG, Ltd.                                                      139,764     82,668
    CSR, Ltd.                                                      304,816  1,020,743
    Decmil Group, Ltd.                                              71,423     56,658
#   Domino's Pizza Enterprises, Ltd.                                17,144    773,430
    Donaco International, Ltd.                                      26,426      7,218
#*  Doray Minerals, Ltd.                                            14,828      4,899
    Downer EDI, Ltd.                                               252,168  1,186,952
*   DSHE Holdings, Ltd.                                             22,956         --
    DUET Group                                                     175,498    372,970
    DuluxGroup, Ltd.                                                99,568    458,899
    Eclipx Group, Ltd.                                              51,951    147,551
#*  Elders, Ltd.                                                    29,525     95,180
#*  Energy Resources of Australia, Ltd.                             65,369     34,231
#*  Energy World Corp., Ltd.                                       238,480     70,258
#   EQT Holdings, Ltd.                                               3,703     51,967
#   ERM Power, Ltd.                                                 53,500     48,891
#   Estia Health, Ltd.                                              32,630     66,464
    Euroz, Ltd.                                                      1,190        928
#   Event Hospitality and Entertainment, Ltd.                       33,889    379,236
    Evolution Mining, Ltd.                                         482,412    784,564
    Fairfax Media, Ltd.                                          1,609,841  1,038,932
*   FAR, Ltd.                                                      590,129     35,833
    Finbar Group, Ltd.                                              18,455     13,302
#*  Fleetwood Corp., Ltd.                                            2,933      4,299
#   FlexiGroup, Ltd.                                               125,156    216,695

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
AUSTRALIA -- (Continued)
#   Flight Centre Travel Group, Ltd.                                 8,613 $  195,833
#   Fortescue Metals Group, Ltd.                                   868,376  4,394,234
#   G8 Education, Ltd.                                              57,943    157,092
#   Gateway Lifestyle                                               69,296    106,679
#   GBST Holdings, Ltd.                                              9,803     28,633
#   Genworth Mortgage Insurance Australia, Ltd.                     13,342     33,683
    GrainCorp, Ltd. Class A                                        119,879    864,288
    Grange Resources, Ltd.                                         122,656     20,499
#   Greencross, Ltd.                                                48,242    241,161
#   GUD Holdings, Ltd.                                              32,022    235,837
    GWA Group, Ltd.                                                102,660    204,190
#   Hansen Technologies, Ltd.                                       49,234    144,237
    Harvey Norman Holdings, Ltd.                                   178,827    678,258
    Healthscope, Ltd.                                              178,350    296,180
    HFA Holdings, Ltd.                                              77,097    125,171
#*  Hills, Ltd.                                                    252,946     65,290
*   Horizon Oil, Ltd.                                              329,531     15,505
    Iluka Resources, Ltd.                                           73,575    422,243
*   Imdex, Ltd.                                                    144,747     74,713
#   IMF Bentham, Ltd.                                               97,928    130,077
    Incitec Pivot, Ltd.                                            634,664  1,854,880
    Independence Group NL                                          295,288    848,716
*   Infigen Energy                                                 164,162    124,669
    Infomedia, Ltd.                                                135,504     74,577
    Insurance Australia Group, Ltd.                                 76,321    334,013
    Integrated Research, Ltd.                                       14,047     32,328
#   InvoCare, Ltd.                                                  31,470    317,152
#   IOOF Holdings, Ltd.                                             70,768    488,809
    IRESS, Ltd.                                                     30,469    261,297
    iSelect, Ltd.                                                   89,713    118,411
#   iSentia Group, Ltd.                                             30,855     61,386
    James Hardie Industries P.L.C.                                  29,101    457,070
    James Hardie Industries P.L.C. Sponsored ADR                     1,506     23,750
    Japara Healthcare, Ltd.                                         32,639     51,933
    JB Hi-Fi, Ltd.                                                  30,146    632,328
*   Karoon Gas Australia, Ltd.                                     101,224    138,085
#*  Kingsgate Consolidated, Ltd.                                    78,969     16,713
    LendLease Group                                                 48,231    515,744
#*  Lynas Corp., Ltd.                                            1,823,823    117,773
    MACA, Ltd.                                                      74,324     89,408
*   Macmahon Holdings, Ltd.                                        971,526    114,288
    Macquarie Atlas Roads Group                                     66,325    252,555
    Macquarie Group, Ltd.                                           66,851  4,292,872
    Magellan Financial Group, Ltd.                                  32,196    574,355
    Mantra Group, Ltd.                                              20,482     42,137
    MaxiTRANS Industries, Ltd.                                      43,486     19,800
#*  Mayne Pharma Group, Ltd.                                       198,187    189,554
    McMillan Shakespeare, Ltd.                                      22,094    175,638
    McPherson's, Ltd.                                               18,083     14,233
    Medibank Pvt, Ltd.                                             162,308    332,623
*   Medusa Mining, Ltd.                                            152,759     46,456
    Melbourne IT, Ltd.                                              50,445     76,147
#*  Mesoblast, Ltd.                                                 48,138     58,779

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
AUSTRALIA -- (Continued)
#*  Metals X, Ltd.                                                 216,365 $  131,279
#*  Metcash, Ltd.                                                  652,449  1,043,233
*   Mincor Resources NL                                             60,677     12,215
    Mineral Resources, Ltd.                                         86,351    806,280
#*  MMA Offshore, Ltd.                                             160,271     34,011
    MNF Group, Ltd.                                                  3,874     13,368
#   Monadelphous Group, Ltd.                                        44,913    354,460
    Monash IVF Group, Ltd.                                          32,926     41,534
#   Money3 Corp., Ltd.                                              38,558     50,310
    Mortgage Choice, Ltd.                                           37,287     69,382
#*  Mount Gibson Iron, Ltd.                                        699,223    201,449
#   Myer Holdings, Ltd.                                            629,852    578,592
#   MYOB Group, Ltd.                                                26,939     69,481
    MyState, Ltd.                                                    7,573     26,047
    National Australia Bank, Ltd.                                   95,889  2,205,074
    Navitas, Ltd.                                                   71,507    240,312
#*  NetComm Wireless, Ltd.                                          22,805     31,937
    New Hope Corp., Ltd.                                            58,565     71,158
    Newcrest Mining, Ltd.                                          117,455  1,926,165
    nib holdings, Ltd.                                             141,173    493,307
    Nick Scali, Ltd.                                                 5,910     29,558
#   Nine Entertainment Co. Holdings, Ltd.                          204,111    154,196
    Northern Star Resources, Ltd.                                  192,586    560,265
#*  NRW Holdings, Ltd.                                             253,468    134,814
    Nufarm, Ltd.                                                    97,765    665,899
#   OFX Group, Ltd.                                                 72,862     92,367
    Oil Search, Ltd.                                               131,700    687,813
#   Orica, Ltd.                                                    147,743  2,103,125
    Origin Energy, Ltd.                                            258,591  1,386,626
*   Orocobre, Ltd.                                                  51,764    166,015
    Orora, Ltd.                                                    251,153    543,428
    OrotonGroup, Ltd.                                                3,801      5,007
    OZ Minerals, Ltd.                                              197,153  1,345,292
#   Pacific Current Group, Ltd.                                      2,512     10,049
    Pacific Smiles Group, Ltd.                                      19,058     28,708
    Pact Group Holdings, Ltd.                                       18,200     90,229
#*  Paladin Energy, Ltd.                                         1,154,232    109,562
*   Panoramic Resources, Ltd.                                      342,920     69,076
    Paragon Care, Ltd.                                              60,066     36,698
    Peet, Ltd.                                                     104,189     81,740
    Perpetual, Ltd.                                                 11,450    406,594
#*  Perseus Mining, Ltd.                                           351,532     89,826
#   Platinum Asset Management, Ltd.                                 42,817    162,225
    PMP, Ltd.                                                       31,929     15,621
    Premier Investments, Ltd.                                       62,474    611,581
    Primary Health Care, Ltd.                                      342,633    975,102
#   Prime Media Group, Ltd.                                        164,223     38,006
    Pro Medicus, Ltd.                                                6,087     22,871
    Programmed Maintenance Services, Ltd.                          153,169    220,858
    Qantas Airways, Ltd.                                           447,406  1,156,471
    QBE Insurance Group, Ltd.                                      156,418  1,483,967
#   Qube Holdings, Ltd.                                            358,993    626,576
#*  Ramelius Resources, Ltd.                                       197,910     90,417

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
AUSTRALIA -- (Continued)
    Ramsay Health Care, Ltd.                                       7,186 $  364,225
#   RCG Corp., Ltd.                                               64,537     66,756
#   RCR Tomlinson, Ltd.                                           78,112    172,335
#   REA Group, Ltd.                                                3,734    149,071
    Reckon, Ltd.                                                  24,980     30,552
    Reece, Ltd.                                                      839     28,362
#   Regis Healthcare, Ltd.                                        15,513     51,396
    Regis Resources, Ltd.                                        213,290    516,921
#   Reject Shop, Ltd. (The)                                       18,852    121,274
#   Resolute Mining, Ltd.                                        663,028    737,877
    Retail Food Group, Ltd.                                       41,574    203,163
    Ridley Corp., Ltd.                                           136,387    133,033
    Rio Tinto, Ltd.                                               28,857  1,463,899
    Ruralco Holdings, Ltd.                                         6,256     14,466
*   Salmat, Ltd.                                                  16,043      7,421
    Sandfire Resources NL                                         74,231    371,439
    Santos, Ltd.                                                 264,574    804,911
*   Saracen Mineral Holdings, Ltd.                               511,730    413,730
#   SeaLink Travel Group, Ltd.                                     6,088     21,243
    Seek, Ltd.                                                    26,845    294,238
    Select Harvests, Ltd.                                         25,715    109,222
#*  Senex Energy, Ltd.                                           565,630    120,113
    Servcorp, Ltd.                                                 8,966     42,845
    Service Stream, Ltd.                                           7,462      6,545
#   Seven Group Holdings, Ltd.                                    61,699    342,664
    Seven West Media, Ltd.                                       642,439    395,104
    SG Fleet Group, Ltd.                                          15,165     39,374
    Sigma Pharmaceuticals, Ltd.                                  655,713    599,346
#*  Silex Systems, Ltd.                                           12,982      6,844
#   Silver Chef, Ltd.                                              5,890     40,206
#*  Silver Lake Resources, Ltd.                                  373,613    190,698
    Sims Metal Management, Ltd.                                  105,159    893,672
    Sirtex Medical, Ltd.                                          16,148    172,138
#*  Slater & Gordon, Ltd.                                        156,653     30,315
    SMS Management & Technology, Ltd.                             45,150     47,569
    Sonic Healthcare, Ltd.                                        34,782    548,558
    South32, Ltd.                                                513,662  1,075,086
    Southern Cross Media Group, Ltd.                             530,793    591,842
    Spark Infrastructure Group                                   252,146    448,142
*   Specialty Fashion Group, Ltd.                                 16,869      6,725
    Spotless Group Holdings, Ltd.                                 87,719     62,596
*   St Barbara, Ltd.                                             239,897    424,691
    Star Entertainment Grp, Ltd. (The)                           486,001  1,760,595
    Steadfast Group, Ltd.                                        201,787    350,742
*   Strike Energy, Ltd.                                           53,210      3,467
    Suncorp Group, Ltd.                                          147,264  1,455,990
#*  Sundance Energy Australia, Ltd.                              958,575    145,917
    Sunland Group, Ltd.                                           67,813     85,997
#   Super Retail Group, Ltd.                                      34,839    257,595
*   Superloop, Ltd.                                                2,225      4,192
#   Tabcorp Holdings, Ltd.                                       387,831  1,393,961
    Tassal Group, Ltd.                                            93,372    327,157
    Tatts Group, Ltd.                                            449,603  1,480,185

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- ------------
AUSTRALIA -- (Continued)
    Technology One, Ltd.                                          65,801 $    257,164
#*  Ten Network Holdings, Ltd.                                   148,556      101,480
#   TFS Corp., Ltd.                                              177,530      211,591
    Thorn Group, Ltd.                                             64,910       85,172
*   Tiger Resources, Ltd.                                        335,407        9,928
    Tox Free Solutions, Ltd.                                     128,452      258,183
#   TPG Telecom, Ltd.                                             33,085      162,534
    Treasury Wine Estates, Ltd.                                  356,118    3,141,680
*   Troy Resources, Ltd.                                         258,080       29,495
    Villa World, Ltd.                                             42,406       78,159
    Village Roadshow, Ltd.                                        52,175      156,845
*   Virgin Australia Holdings, Ltd.()                            272,729           --
*   Virgin Australia Holdings, Ltd.(B43DQC7)                     572,109       95,479
    Virtus Health, Ltd.                                           34,514      134,086
    Vita Group, Ltd.                                               7,991       19,277
#   Vocus Group, Ltd.                                            151,978      466,071
*   Watpac, Ltd.                                                  44,377       25,275
#   Webjet, Ltd.                                                  31,032      265,816
    Wesfarmers, Ltd.                                              44,282    1,352,787
#*  Western Areas, Ltd.                                          141,414      264,037
*   Westgold Resources, Ltd.                                     108,182      162,860
    Westpac Banking Corp.                                         54,832    1,319,997
    Westpac Banking Corp. Sponsored ADR                           17,788      429,402
*   Whitehaven Coal, Ltd.                                        349,810      755,545
    Woodside Petroleum, Ltd.                                     175,531    4,208,635
*   WorleyParsons, Ltd.                                          134,703    1,012,853
    WPP AUNZ, Ltd.                                               218,254      175,735
                                                                         ------------
TOTAL AUSTRALIA                                                           130,866,212
                                                                         ------------
AUSTRIA -- (0.6%)
    Agrana Beteiligungs AG                                           717       92,557
    ANDRITZ AG                                                    12,132      655,732
    Atrium European Real Estate, Ltd.                             53,354      224,034
#   Austria Technologie & Systemtechnik AG                        18,584      190,483
    BUWOG AG                                                      14,650      349,585
    CA Immobilien Anlagen AG                                      16,583      326,700
#   DO & CO AG                                                     1,848      115,630
    Erste Group Bank AG                                           22,828      695,824
    EVN AG                                                        15,589      190,874
*   FACC AG                                                        9,704       63,695
    IMMOFINANZ AG                                                122,979      225,840
    Kapsch TrafficCom AG                                           2,261       93,027
    Lenzing AG                                                     3,520      502,899
    Mayr Melnhof Karton AG                                         2,130      240,353
    Oberbank AG                                                      847       57,226
    Oesterreichische Post AG                                      10,339      374,015
    OMV AG                                                        45,995    1,609,736
    Palfinger AG                                                   2,086       70,233
    POLYTEC Holding AG                                             4,447       61,331
    Porr Ag                                                        2,038       88,338
*   Raiffeisen Bank International AG                              81,977    1,825,802
    RHI AG                                                         7,335      181,010
#   Rosenbauer International AG                                    1,097       62,671

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
AUSTRIA -- (Continued)
    S IMMO AG                                                     14,586 $   169,290
    Schoeller-Bleckmann Oilfield Equipment AG                      3,067     231,128
    Semperit AG Holding                                            3,664     115,205
    Strabag SE                                                     9,541     349,495
    Telekom Austria AG                                            30,594     188,377
    UBM Development AG                                                73       2,485
    UNIQA Insurance Group AG                                      77,579     639,777
    Verbund AG                                                    20,265     326,724
    Vienna Insurance Group AG Wiener Versicherung Gruppe          24,250     591,004
    Voestalpine AG                                                16,754     710,424
    Wienerberger AG                                               64,572   1,246,461
    Wolford AG                                                       299       6,779
    Zumtobel Group AG                                             10,068     169,137
                                                                         -----------
TOTAL AUSTRIA                                                             13,043,881
                                                                         -----------
BELGIUM -- (1.6%)
#*  Ablynx NV                                                      6,175      79,594
    Ackermans & van Haaren NV                                     17,155   2,339,443
    Ageas                                                         83,970   3,595,375
*   AGFA-Gevaert NV                                              121,884     480,757
#   Anheuser-Busch InBev SA/NV                                    27,589   2,880,788
    Anheuser-Busch InBev SA/NV Sponsored ADR                       6,428     670,183
    Atenor                                                         1,496      74,497
    Banque Nationale de Belgique                                      73     226,926
    Barco NV                                                       8,063     701,477
    Bekaert SA                                                    25,296   1,097,801
    bpost SA                                                      22,672     548,449
#*  Celyad SA                                                      1,071      23,438
    Cie d'Entreprises CFE                                          4,707     519,862
#*  Cie Immobiliere de Belgique SA                                   554      33,180
    Colruyt SA                                                    24,745   1,211,048
    D'ieteren SA                                                  17,970     811,818
#*  Dalenys                                                          846       5,919
    Deceuninck NV                                                 41,650      98,863
    Econocom Group SA                                             52,827     797,793
    Elia System Operator SA                                        5,024     250,612
    Euronav NV                                                    73,595     574,732
    EVS Broadcast Equipment SA                                     8,451     292,075
    Exmar NV                                                      24,582     195,998
#*  Fagron                                                        15,510     151,444
*   Galapagos NV                                                  11,191     729,282
    Gimv NV                                                        7,131     397,997
    Ion Beam Applications                                          4,252     180,804
    KBC Group NV                                                  29,947   1,944,970
    Kinepolis Group NV                                             5,625     269,946
    Lotus Bakeries                                                    50     132,686
#*  MDxHealth                                                     11,188      60,629
    Melexis NV                                                     6,584     494,904
#*  Nyrstar NV                                                    49,900     422,058
    Ontex Group NV                                                32,991     999,048
*   Orange Belgium SA                                             24,637     555,999
    Picanol                                                        1,521     138,037
    Proximus SADP                                                 25,907     744,040

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
BELGIUM -- (Continued)
    RealDolmen                                                     1,622 $    42,780
    Recticel SA                                                   29,730     221,704
    Resilux                                                          702     124,787
    Roularta Media Group NV                                          855      24,361
*   Sapec                                                             81      14,086
    Sioen Industries NV                                            8,233     260,154
    Sipef SA                                                       2,791     190,627
    Solvay SA                                                     22,716   2,663,446
*   Telenet Group Holding NV                                       4,412     236,747
#   TER Beke SA                                                      173      28,580
*   Tessenderlo Chemie NV                                         20,594     765,343
*   ThromboGenics NV                                               4,993      18,321
    UCB SA                                                        11,923     823,523
    Umicore SA                                                    56,575   3,169,017
    Van de Velde NV                                                3,155     220,684
*   Viohalco SA                                                   25,814      38,171
                                                                         -----------
TOTAL BELGIUM                                                             33,574,803
                                                                         -----------
CANADA -- (8.8%)
#*  5N Plus, Inc.                                                 33,915      46,132
    Absolute Software Corp.                                       14,551      78,276
    Acadian Timber Corp.                                           7,576     100,955
*   Advantage Oil & Gas, Ltd.                                    159,974   1,031,456
    Aecon Group, Inc.                                             43,235     539,918
*   Africa Oil Corp.                                              40,900      83,293
#   Ag Growth International, Inc.                                  4,160     174,392
#   AGF Management, Ltd. Class B                                  63,512     295,291
    Agnico Eagle Mines, Ltd.(2009823)                             13,378     638,132
    Agnico Eagle Mines, Ltd.(008474108)                           11,564     551,603
    Agrium, Inc.(2213538)                                          4,900     504,667
    Agrium, Inc.(008916108)                                        7,309     752,169
    AGT Food & Ingredients, Inc.                                  15,012     410,818
    Aimia, Inc.                                                   45,974     301,370
*   Air Canada                                                    10,300     105,830
    AirBoss of America Corp.                                       5,998      61,259
    AKITA Drilling, Ltd. Class A                                     900       6,315
*   Alacer Gold Corp.                                            189,466     349,447
    Alamos Gold, Inc. Class A(011532108)                          61,980     464,850
    Alamos Gold, Inc. Class A(BZ3DNP6)                           128,719     965,455
#   Alaris Royalty Corp.                                          23,654     399,369
    Algoma Central Corp.                                           1,740      17,530
    Algonquin Power & Utilities Corp.                             95,477     829,852
#   AltaGas, Ltd.                                                 29,100     692,138
    Alterra Power Corp.                                            4,945      18,850
    Altius Minerals Corp.                                         32,000     292,888
    Altus Group, Ltd.                                             11,600     266,098
*   Amaya, Inc.                                                   15,330     210,787
*   Americas Silver Corp.                                          8,200      27,853
    Andrew Peller, Ltd. Class A                                    8,900      72,773
    ARC Resources, Ltd.                                           34,970     544,202
*   Argonaut Gold, Inc.                                          128,891     240,696
*   Asanko Gold, Inc.                                            101,993     373,876
    Atco, Ltd. Class I                                             4,600     161,977

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
CANADA -- (Continued)
#*  Athabasca Oil Corp.                                          325,999 $  415,876
*   ATS Automation Tooling Systems, Inc.                          44,845    452,499
*   AuRico Metals, Inc.(05157J108)                                22,247     19,526
*   AuRico Metals, Inc.(BYR52G5)                                  56,603     50,023
#   AutoCanada, Inc.                                              20,519    399,894
#*  Avigilon Corp.                                                23,199    257,083
*   B2Gold Corp.                                                 701,928  2,130,732
#   Badger Daylighting, Ltd.                                      11,726    297,194
#   Bank of Montreal(2076009)                                     15,646  1,183,505
    Bank of Montreal(063671101)                                   23,853  1,804,002
    Bank of Nova Scotia (The)(064149107)                          29,902  1,787,542
    Bank of Nova Scotia (The)(2076281)                             6,849    409,282
    Barrick Gold Corp.                                            37,521    691,887
#*  Baytex Energy Corp.(B4VGVM3)                                 150,644    600,839
*   Baytex Energy Corp.(07317Q105)                                31,128    124,512
#*  Bellatrix Exploration, Ltd.                                  187,601    155,703
*   Birchcliff Energy, Ltd.                                      172,754  1,064,736
#   Bird Construction, Inc.                                       21,559    146,792
#   Black Diamond Group, Ltd.                                     27,941    115,736
*   BlackBerry, Ltd.(09228F103)                                   31,464    222,136
*   BlackBerry, Ltd.(BCBHZ31)                                     77,224    544,796
*   BlackPearl Resources, Inc.                                   165,089    196,648
*   Bombardier, Inc. Class A                                       9,900     19,553
*   Bombardier, Inc. Class B                                      81,660    156,260
    Bonavista Energy Corp.                                       179,157    636,085
#   Bonterra Energy Corp.                                         22,374    432,263
    Boralex, Inc. Class A                                         25,000    381,172
#   Brookfield Real Estate Services, Inc.                          1,000     12,334
*   BRP, Inc.                                                      9,500    191,935
    CAE, Inc.(124765108)                                           4,303     61,103
    CAE, Inc.(2162760)                                            16,827    238,972
#   Calfrac Well Services, Ltd.                                   79,549    258,592
    Calian Group, Ltd.                                             1,300     27,024
#   Callidus Capital Corp.                                        15,332    221,276
    Cameco Corp.(13321L108)                                       47,303    603,113
    Cameco Corp.(2166160)                                         20,249    257,849
*   Canaccord Genuity Group, Inc.                                 96,097    324,199
*   Canacol Energy, Ltd.                                         102,819    293,147
    Canadian Energy Services & Technology Corp.                   38,232    226,527
    Canadian Imperial Bank of Commerce(136069101)                  6,707    571,436
    Canadian Imperial Bank of Commerce(2170525)                    4,404    375,030
    Canadian Natural Resources, Ltd.(136385101)                   63,234  1,911,564
    Canadian Natural Resources, Ltd.(2171573)                     14,307    432,536
#   Canadian Tire Corp., Ltd. Class A                              8,816    937,596
#   Canadian Western Bank                                         78,046  1,774,741
    Canam Group, Inc.                                             29,506    208,838
    Canexus Corp.                                                 52,046     65,195
*   Canfor Corp.                                                  66,790    724,232
    Canfor Pulp Products, Inc.                                    27,649    222,467
    CanWel Building Materials Group, Ltd.                         28,456    128,366
    Canyon Services Group, Inc.                                   66,263    318,266
    Capital Power Corp.                                           15,684    297,469
#*  Capstone Mining Corp.                                        337,985    376,621

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
CANADA -- (Continued)
    Cascades, Inc.                                                55,972 $  509,716
    CCL Industries, Inc. Class B                                   6,634  1,365,291
*   Celestica, Inc.(2263362)                                      42,777    594,029
*   Celestica, Inc.(15101Q108)                                    52,533    729,158
    Cenovus Energy, Inc.(15135U109)                               70,959    967,171
    Cenovus Energy, Inc.(B57FG04)                                 77,149  1,052,962
    Centerra Gold, Inc.(152006102)                                   935      4,616
    Centerra Gold, Inc.(B01NXQ4)                                 153,954    760,747
*   Cequence Energy, Ltd.                                         79,682     20,208
#   Cervus Equipment Corp.                                         5,594     65,172
*   CGI Group, Inc. Class A(39945C109)                             7,333    352,644
*   CGI Group, Inc. Class A(2159740)                               7,471    359,240
    Chesswood Group, Ltd.                                         10,697     97,167
*   China Gold International Resources Corp., Ltd.               199,661    402,007
#*  Chinook Energy, Inc.                                          38,922     13,011
#   CI Financial Corp.                                             9,439    197,303
    Cineplex, Inc.                                                15,357    618,293
#   Clarke, Inc.                                                   1,100      8,403
    Clearwater Seafoods, Inc.                                     10,558     82,111
    Cogeco Communications, Inc.                                    9,995    545,356
    Cogeco, Inc.                                                   6,264    297,976
    Colliers International Group, Inc.(194693107)                  5,285    193,695
    Colliers International Group, Inc.(BYL7SB4)                    4,219    154,494
    Computer Modelling Group, Ltd.                                32,230    232,081
    Constellation Software, Inc.                                   1,092    493,219
*   Continental Gold, Inc.                                        42,413    141,132
#*  Copper Mountain Mining Corp.                                  85,683     77,041
    Corby Spirit and Wine, Ltd.                                    2,450     42,231
*   Corridor Resources, Inc.                                       5,600      2,367
#   Corus Entertainment, Inc. Class B                             94,905    942,304
    Cott Corp.(22163N106)                                          4,928     52,237
    Cott Corp.(2228952)                                           50,909    540,291
*   Craft Oil, Ltd.                                               27,379         --
    Crescent Point Energy Corp.(22576C101)                        94,326  1,100,787
    Crescent Point Energy Corp.(B67C8W8)                          17,626    205,487
*   Crew Energy, Inc.                                            131,385    584,606
*   CRH Medical Corp.                                             16,228    100,642
#*  Delphi Energy Corp.                                          145,154    162,863
#*  Denison Mines Corp.                                          436,805    325,611
*   Descartes Systems Group, Inc. (The)(249906108)                 1,300     28,405
*   Descartes Systems Group, Inc. (The)(2141941)                   9,080    198,242
*   Detour Gold Corp.                                            106,767  1,448,175
    DH Corp.                                                      17,700    312,989
    DHX Media, Ltd.(BRF12P5)                                      13,175     68,242
    DHX Media, Ltd.(BRF12N3)                                      31,409    162,808
    Dollarama, Inc.                                                4,866    368,526
    Dominion Diamond Corp.(B95LX89)                               25,747    257,816
    Dominion Diamond Corp.(257287102)                             41,961    420,030
    Dorel Industries, Inc. Class B                                22,601    625,273
*   Dundee Precious Metals, Inc.                                  94,045    212,482
    E-L Financial Corp., Ltd.                                        175     97,773
*   Eastmain Resources, Inc.                                      97,500     36,715
    ECN Capital Corp.                                             58,789    137,344

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
CANADA -- (Continued)
*   Eldorado Gold Corp.                                          483,443 $1,709,001
    Element Fleet Management Corp.                                90,581    880,576
    Empire Co., Ltd. Class A                                      28,677    358,118
#   Enbridge Income Fund Holdings, Inc.                           48,074  1,263,132
    Encana Corp.                                                 127,081  1,621,554
*   Endeavour Mining Corp.                                        50,236    959,738
#   Enercare, Inc.                                                28,028    390,077
    Enerflex, Ltd.                                                68,007    957,978
*   Energy Fuels, Inc.(BFV4XV7)                                    5,605     12,320
*   Energy Fuels, Inc.(BFV4XW8)                                    2,144      4,717
    Enerplus Corp.(292766102)                                     67,478    602,579
    Enerplus Corp.(B584T89)                                        6,907     61,572
    Enghouse Systems, Ltd.                                         7,196    281,370
    Ensign Energy Services, Inc.                                  98,566    671,877
#*  Epsilon Energy, Ltd.                                          29,398     76,587
    Equitable Group, Inc.                                          8,143    372,028
*   Equity Financial Holdings, Inc.                                  800      5,761
*   Essential Energy Services Trust                              168,421     99,661
    Evertz Technologies, Ltd.                                     11,926    157,639
#   Exchange Income Corp.                                         14,690    451,792
    Exco Technologies, Ltd.                                       14,657    115,792
#*  EXFO, Inc.                                                        48        282
#   Extendicare, Inc.                                             33,004    262,257
    Fairfax Financial Holdings, Ltd.                               3,244  1,515,736
    Fiera Capital Corp.                                           18,571    189,385
#   Finning International, Inc.                                   59,210  1,198,533
#   Firm Capital Mortgage Investment Corp.                        19,000    203,835
    First Capital Realty, Inc.                                     9,235    146,908
#*  First Majestic Silver Corp.(2833583)                          44,033    421,972
*   First Majestic Silver Corp.(32076V103)                        26,297    252,451
    First National Financial Corp.                                   600     13,335
    First Quantum Minerals, Ltd.                                 129,827  1,637,242
    FirstService Corp.(33767E103)                                  3,685    183,845
    FirstService Corp.(BYL7ZF7)                                    4,219    210,585
*   Fortress Paper, Ltd. Class A                                   2,299     14,752
*   Fortuna Silver Mines, Inc.                                    74,287    462,421
    Franco-Nevada Corp.                                            6,099    396,679
#   Freehold Royalties, Ltd.                                      39,450    391,696
#   Gamehost, Inc.                                                 5,382     47,357
    Genesis Land Development Corp.                                10,800     23,322
#   Genworth MI Canada, Inc.                                      36,850    924,046
    George Weston, Ltd.                                            6,237    531,936
    Gibson Energy, Inc.                                           62,532    910,649
    Gildan Activewear, Inc.                                       13,046    341,276
*   Glacier Media, Inc.                                            3,000      1,729
    Gluskin Sheff + Associates, Inc.                              11,763    165,157
    GMP Capital, Inc.                                             33,185    105,835
    Goldcorp, Inc.(380956409)                                     65,242  1,054,963
    Goldcorp, Inc.(2676302)                                        7,376    119,263
#*  Golden Star Resources, Ltd.                                  132,780    113,265
*   Gran Tierra Energy, Inc.(38500T101)                            1,100      2,838
*   Gran Tierra Energy, Inc.(B2PPCS5)                            311,072    798,448
    Granite Oil Corp.                                             21,541     84,923

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
CANADA -- (Continued)
*   Great Canadian Gaming Corp.                                   14,900 $  291,187
#*  Great Panther Silver, Ltd.                                    29,633     53,971
    Great-West Lifeco, Inc.                                        6,100    167,167
*   Heroux-Devtek, Inc.                                           25,896    287,966
    High Liner Foods, Inc.                                        13,514    198,777
    HNZ Group, Inc.                                                2,200     21,911
#   Home Capital Group, Inc.                                      46,329  1,058,491
    Horizon North Logistics, Inc.                                118,178    183,454
    HudBay Minerals, Inc.(B05BQ98)                                 3,790     29,752
    HudBay Minerals, Inc.(B05BDX1)                               201,095  1,574,761
    Hudson's Bay Co.                                              40,053    307,804
*   Husky Energy, Inc.                                            67,618    872,468
*   IAMGOLD Corp.(450913108)                                      23,010    106,306
*   IAMGOLD Corp.(2446646)                                       323,326  1,495,810
    IGM Financial, Inc.                                            5,200    159,806
#*  Imperial Metals Corp.                                         37,605    196,514
    Imperial Oil, Ltd.(453038408)                                 11,911    391,634
    Imperial Oil, Ltd.(2454241)                                      776     25,512
*   Indigo Books & Music, Inc.                                     1,700     23,019
    Industrial Alliance Insurance & Financial Services, Inc.      45,109  1,897,958
    Innergex Renewable Energy, Inc.                               35,784    379,221
    Intact Financial Corp.                                         5,604    409,173
#   Inter Pipeline, Ltd.                                           9,678    209,885
*   Interfor Corp.                                                57,812    613,551
    Intertape Polymer Group, Inc.                                 18,164    331,244
*   Ithaca Energy, Inc.                                          277,788    373,586
*   Ivanhoe Mines, Ltd. Class A                                  412,214  1,257,629
    Jean Coutu Group PJC, Inc. (The) Class A                      15,861    249,266
    Just Energy Group, Inc.(B693818)                               2,300     13,662
    Just Energy Group, Inc.(B63MCN1)                              29,108    172,914
#   K-Bro Linen, Inc.                                              2,328     73,780
*   Kelt Exploration, Ltd.                                        25,645    123,962
    Keyera Corp.                                                  11,800    346,405
*   Kinross Gold Corp.(496902404)                                 10,211     39,823
*   Kinross Gold Corp.(B03Z841)                                  542,422  2,113,414
*   Kirkland Lake Gold, Ltd.                                      63,934    458,409
*   Klondex Mines, Ltd.                                           64,382    318,632
*   Knight Therapeutics, Inc.                                     78,256    618,230
    Labrador Iron Ore Royalty Corp.                               44,105    636,536
    Laurentian Bank of Canada                                     30,086  1,360,893
    Leon's Furniture, Ltd.                                        10,138    148,574
*   Lightstream Resources, Ltd.                                  116,588         --
    Linamar Corp.                                                 36,628  1,610,365
#   Liquor Stores N.A., Ltd.                                      25,255    197,188
    Loblaw Cos., Ltd.                                              8,093    425,325
    Lucara Diamond Corp.                                         163,626    369,691
*   Lundin Mining Corp.                                          389,120  2,380,323
    MacDonald Dettwiler & Associates, Ltd.                         6,138    339,954
    Magellan Aerospace Corp.                                       9,236    126,128
    Magna International, Inc.                                     17,329    749,625
*   Mainstreet Equity Corp.                                        1,005     25,757
*   Major Drilling Group International, Inc.                      65,795    397,930
    Mandalay Resources Corp.                                     204,371    138,211

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
CANADA -- (Continued)
    Manitoba Telecom Services, Inc.                               15,568 $  449,363
    Manulife Financial Corp.(2492519)                             36,601    701,783
    Manulife Financial Corp.(56501R106)                           75,088  1,438,686
    Maple Leaf Foods, Inc.                                        36,799    843,584
    Martinrea International, Inc.                                 76,375    483,635
*   Maxim Power Corp.                                              2,200      4,700
    Mediagrif Interactive Technologies, Inc.                       1,000     13,871
#   Medical Facilities Corp.                                      14,715    214,406
#*  MEG Energy Corp.                                             120,206    624,471
    Melcor Developments, Ltd.                                      4,353     48,372
#*  Merus Labs International, Inc.                                63,018     50,850
    Methanex Corp.(59151K108)                                      2,714    135,836
#   Methanex Corp.(2654416)                                       15,900    794,969
    Metro, Inc.                                                   29,275    889,330
#*  Midas Gold Corp.                                              40,000     26,436
*   Minco Silver Corp.                                             9,414      8,464
*   Mitel Networks Corp.                                          73,028    506,776
    Morguard Corp.                                                   300     39,908
#   Morneau Shepell, Inc.                                         20,525    293,226
    MTY Food Group, Inc.                                           4,461    162,087
    Mullen Group, Ltd.                                            50,867    732,954
    National Bank of Canada                                       59,178  2,554,489
*   Neptune Technologies & Bioressources, Inc.                     6,516      7,061
    Nevsun Resources, Ltd.                                       230,490    726,232
    New Flyer Industries, Inc.                                    23,034    738,150
*   New Gold, Inc.                                               391,582  1,044,219
#   Newalta Corp.                                                 83,333    149,215
    Norbord, Inc.                                                  4,916    122,027
    North American Energy Partners, Inc.(B1HTYS2)                  5,546     28,726
    North American Energy Partners, Inc.(656844107)               11,011     57,257
    North West Co., Inc. (The)                                    14,464    325,461
#   Northern Blizzard Resources, Inc.                             33,282     98,471
#*  Northern Dynasty Minerals, Ltd.                                7,000     20,281
#   Northland Power, Inc.                                         27,644    508,586
*   Novelion Therapeutics, Inc.                                      746      7,065
*   NuVista Energy, Ltd.                                         103,790    519,249
    OceanaGold Corp.                                             401,697  1,395,328
    Onex Corp.                                                     6,200    433,869
    Open Text Corp.                                               12,400    424,435
*   Orbite Technologies, Inc.                                    121,500     23,343
    Osisko Gold Royalties, Ltd.                                   76,714    841,862
*   Painted Pony Petroleum, Ltd.                                  85,445    513,491
    Pan American Silver Corp.(697900108)                          82,032  1,602,085
    Pan American Silver Corp.(2669272)                            25,434    495,678
*   Paramount Resources, Ltd. Class A                             31,917    410,107
*   Parex Resources, Inc.                                         56,767    660,482
    Parkland Fuel Corp.                                           18,102    377,829
    Pason Systems, Inc.                                           22,885    334,855
    Pembina Pipeline Corp.(B4PPQG5)                                3,982    123,482
    Pembina Pipeline Corp.(B4PT2P8)                                4,324    134,132
#*  Pengrowth Energy Corp.                                       431,204    540,144
#*  Penn West Petroleum, Ltd.(B63FY34)                           358,693    611,949
*   Penn West Petroleum, Ltd.(707887105)                          79,923    136,668

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
CANADA -- (Continued)
    Peyto Exploration & Development Corp.                         11,576 $  251,937
    PHX Energy Services Corp.                                     30,152     93,381
#*  Pilot Gold, Inc.                                              70,500     31,424
*   Pine Cliff Energy, Ltd.                                      141,100    106,266
#   Pizza Pizza Royalty Corp.                                     20,206    269,413
*   Platinum Group Metals, Ltd.                                   22,970     39,188
    Potash Corp. of Saskatchewan, Inc.                            21,498    399,863
#   PrairieSky Royalty, Ltd.                                       1,664     39,003
*   Precision Drilling Corp.(B5YPLH9)                            192,930  1,085,301
*   Precision Drilling Corp.(74022D308)                           59,993    338,361
    Premium Brands Holdings Corp.                                  8,423    451,363
*   Pretium Resources, Inc.                                       67,986    732,499
*   Primero Mining Corp.(74164W106)                                6,304      4,757
*   Primero Mining Corp.(B4Z8FV2)                                132,141     99,518
#*  Pulse Seismic, Inc.                                           33,004     59,857
    Pure Technologies, Ltd.                                       10,700     37,085
    Quebecor, Inc. Class B                                        16,000    481,875
*   Questerre Energy Corp. Class A                                16,560      8,908
*   Raging River Exploration, Inc.                                14,392    104,628
    Reitmans Canada, Ltd. Class A                                 29,599    137,617
    Richelieu Hardware, Ltd.                                      15,921    333,408
*   Richmont Mines, Inc.                                          24,900    204,175
    Ritchie Bros Auctioneers, Inc.(2345390)                        3,200    103,728
    Ritchie Bros Auctioneers, Inc.(767744105)                     13,981    453,544
#*  RMP Energy, Inc.                                              84,637     50,733
    Rocky Mountain Dealerships, Inc.                              11,178     95,008
    Rogers Sugar, Inc.                                            69,448    354,378
    Royal Bank of Canada(2754383)                                 13,700    985,031
    Royal Bank of Canada(780087102)                               21,014  1,510,276
#*  Royal Nickel Corp.                                           128,000     26,067
    Russel Metals, Inc.                                           38,412    797,021
#*  Sabina Gold & Silver Corp.                                   143,900    148,185
*   Sandstorm Gold, Ltd.                                         102,656    452,830
#   Sandvine Corp.                                               112,056    242,842
    Saputo, Inc.                                                  11,022    405,813
*   Savanna Energy Services Corp.                                 47,416     72,878
#*  Sears Canada, Inc.(2787259)                                    7,764     11,098
*   Sears Canada, Inc.(81234D109)                                  1,814      2,540
    Secure Energy Services, Inc.                                 125,425  1,040,991
*   SEMAFO, Inc.                                                 187,120    697,431
*   Seven Generations Energy, Ltd. Class A                           903     18,050
    Shaw Communications, Inc. Class B(2801836)                     4,800    103,544
    Shaw Communications, Inc. Class B(82028K200)                  18,675    403,193
    ShawCor, Ltd.                                                 16,463    459,889
*   Sherritt International Corp.                                 263,069    291,120
#   Sienna Senior Living, Inc.                                    18,211    238,895
#*  Sierra Wireless, Inc.(2418968)                                 8,700    152,104
*   Sierra Wireless, Inc.(826516106)                              14,411    252,913
*   Silver Standard Resources, Inc.(82823L106)                    20,715    218,958
*   Silver Standard Resources, Inc.(2218458)                      51,629    545,551
    Silver Wheaton Corp.                                          37,477    829,366
    SNC-Lavalin Group, Inc.                                       22,000    948,134
*   Solium Capital, Inc.                                           6,894     43,020

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
CANADA -- (Continued)
*   Southern Pacific Resource Corp.                              135,301 $       14
*   Spartan Energy Corp.                                         270,031    591,422
    Sprott, Inc.                                                 117,767    208,156
#   Stantec, Inc.(2854238)                                        13,024    349,108
    Stantec, Inc.(85472N109)                                       1,436     38,485
    Stella-Jones, Inc.                                             6,600    202,882
#*  Stornoway Diamond Corp.                                      375,613    245,357
*   Strad Energy Services, Ltd.                                    4,059      5,615
#   Stuart Olson, Inc.                                            18,950     76,455
#   Student Transportation, Inc.                                  25,875    141,778
    Sun Life Financial, Inc.(2566124)                              7,841    309,482
    Sun Life Financial, Inc.(866796105)                           13,099    516,887
    Suncor Energy, Inc.(867224107)                                72,745  2,258,005
    Suncor Energy, Inc.(B3NB1P2)                                 139,453  4,325,309
*   SunOpta, Inc.(2817510)                                        18,209    127,201
*   SunOpta, Inc.(8676EP108)                                      43,059    301,413
#   Superior Plus Corp.                                           58,140    574,586
#   Surge Energy, Inc.                                           203,384    440,763
    Tahoe Resources, Inc.(873868103)                              97,613    892,183
    Tahoe Resources, Inc.(B5B9KV1)                                34,180    311,791
*   Taseko Mines, Ltd.                                           120,494    177,789
    Teck Resources, Ltd. Class B(2879327)                         10,991    269,359
    Teck Resources, Ltd. Class B(878742204)                       72,347  1,775,395
    TELUS Corp.                                                   10,600    353,863
*   Tembec, Inc.                                                  27,377     63,117
*   Teranga Gold Corp.(B5TDK82)                                  295,425    199,788
*   Teranga Gold Corp.(B4L8QT1)                                   11,133      7,800
    TFI International, Inc.                                       33,073    895,163
*   Theratechnologies, Inc.                                       30,200     74,499
    Thomson Reuters Corp.                                         10,416    466,909
*   Timmins Gold Corp.                                           137,602     56,045
    TMX Group, Ltd.                                               22,286  1,179,681
#   TORC Oil & Gas, Ltd.                                         121,146    676,834
*   Torex Gold Resources, Inc.                                    14,061    298,248
    Toromont Industries, Ltd.                                     22,041    713,951
    Toronto-Dominion Bank (The)(2897222)                          41,258  2,137,331
    Toronto-Dominion Bank (The)(891160509)                         5,699    295,037
#   Torstar Corp. Class B                                         69,863    102,546
    Total Energy Services, Inc.                                   19,284    219,034
*   Tourmaline Oil Corp.                                          43,006  1,005,374
    TransAlta Corp.(2901628)                                      63,741    377,180
    TransAlta Corp.(89346D107)                                   125,991    743,347
#   TransAlta Renewables, Inc.                                    13,300    151,270
    TransCanada Corp.(2665184)                                    12,267    578,729
    TransCanada Corp.(89353D107)                                   2,905    137,174
    Transcontinental, Inc. Class A                                46,632    776,573
    TransGlobe Energy Corp.                                       67,575    113,729
*   Trevali Mining Corp.                                         307,649    300,261
*   Trican Well Service, Ltd.                                    155,045    582,647
*   Trilogy Energy Corp.                                          49,908    260,806
    Trinidad Drilling, Ltd.                                      190,416    425,829
*   Turquoise Hill Resources, Ltd.(900435108)                     17,904     64,633
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                      120,963    437,837

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- ------------
CANADA -- (Continued)
*   TVA Group, Inc. Class B                                          653 $      1,551
    Uni-Select, Inc.                                              25,520      581,689
    Valener, Inc.                                                 10,289      161,777
#   Veresen, Inc.                                                250,788    2,549,798
    Vermilion Energy, Inc.                                        16,174      666,207
    Wajax Corp.                                                   11,809      222,976
    Waste Connections, Inc.(94106B101)                             5,299      425,500
    Waste Connections, Inc.(BYQFRK5)                               7,762      622,520
*   Wesdome Gold Mines, Ltd.                                      44,300       88,515
    West Fraser Timber Co., Ltd.                                  42,570    1,453,841
    Western Energy Services Corp.                                 64,541      148,798
    Western Forest Products, Inc.                                288,965      413,045
    WestJet Airlines, Ltd.                                         4,300       72,567
    Westshore Terminals Investment Corp.                          17,989      352,660
    Whitecap Resources, Inc.                                     265,385    2,112,883
    Wi-LAN, Inc.                                                  94,707      155,025
    Winpak, Ltd.                                                   6,877      247,916
    WSP Global, Inc.                                              24,359      856,988
*   Xtreme Drilling Corp.                                         17,787       37,043
    Yamana Gold, Inc.(2219279)                                   526,870    1,741,049
    Yamana Gold, Inc.(98462Y100)                                   6,868       22,733
*   Yangarra Resources, Ltd.                                       7,200       13,169
*   Yellow Pages, Ltd.                                            19,713      271,172
#   ZCL Composites, Inc.                                           6,650       63,574
                                                                         ------------
TOTAL CANADA                                                              189,082,613
                                                                         ------------
CHINA -- (0.0%)
    China Everbright Water, Ltd.                                 212,800       64,803
*   Hanfeng Evergreen, Inc.                                        5,700           --
    K Wah International Holdings, Ltd.                           923,343      461,215
*   Lifestyle China Group, Ltd.                                  206,000       48,235
                                                                         ------------
TOTAL CHINA                                                                   574,253
                                                                         ------------
DENMARK -- (1.8%)
    ALK-Abello A.S.                                                3,727      549,738
    Alm Brand A.S.                                                63,379      497,643
    Ambu A.S. Class B                                             14,918      638,297
    AP Moller--Maersk A.S. Class A                                   253      405,068
    AP Moller--Maersk A.S. Class B                                   499      836,388
#*  Bang & Olufsen A.S.                                           27,777      406,103
    BankNordik P/F                                                   557       11,764
#*  Bavarian Nordic A.S.                                          13,393      528,049
    Brodrene Hartmann A.S.                                         1,662       88,769
    Carlsberg A.S. Class B                                        12,236    1,106,958
    Chr Hansen Holding A.S.                                       19,477    1,188,953
    Coloplast A.S. Class B                                         2,059      147,641
#*  D/S Norden A.S.                                               20,760      369,255
    Danske Bank A.S.                                              40,251    1,342,551
    DFDS A.S.                                                     18,136      887,072
    DSV A.S.                                                      35,504    1,726,543
    FLSmidth & Co. A.S.                                           27,397    1,275,037
*   Genmab A.S.                                                    4,438      859,464

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
DENMARK -- (Continued)
    GN Store Nord A.S.                                            95,918 $ 2,142,397
#*  H Lundbeck A.S.                                               23,314   1,001,312
*   H+H International A.S. Class B                                 7,858      87,362
    Harboes Bryggeri A.S. Class B                                    511      10,420
    IC Group A.S.                                                  4,483      93,039
    ISS A.S.                                                      24,838     884,441
*   Jeudan A.S.                                                      667      67,372
    Jyske Bank A.S.                                               42,552   2,192,258
    Matas A.S.                                                    25,891     377,549
    NKT Holding A.S.                                              16,719   1,292,609
#   Nordjyske Bank A.S.                                            2,594      44,838
    Novo Nordisk A.S. Class B                                     52,427   1,894,698
    Novozymes A.S. Class B                                         9,977     388,905
    Pandora A.S.                                                  10,035   1,315,075
*   Parken Sport & Entertainment A.S.                                848       8,799
    Per Aarsleff Holding A.S.                                     14,246     368,433
    Ringkjoebing Landbobank A.S.                                   2,630     572,852
    Rockwool International A.S. Class B                            4,487     800,501
    Royal Unibrew A.S.                                            21,383     811,211
    RTX A.S.                                                       3,990      81,686
*   Santa Fe Group A.S.                                           14,613     123,204
    Schouw & Co. AB                                               13,852   1,045,954
    SimCorp A.S.                                                  17,341     888,719
    Solar A.S. Class B                                             4,464     241,131
    Spar Nord Bank A.S.                                           56,559     660,574
    Sydbank A.S.                                                  46,060   1,527,300
*   TDC A.S.                                                     453,495   2,389,506
*   Tivoli A.S.                                                       10         698
*   TK Development A.S.                                           36,593      51,454
*   Topdanmark A.S.                                               43,920   1,155,916
    Tryg A.S.                                                     48,492     927,806
    United International Enterprises                                 858     155,233
    Vestas Wind Systems A.S.                                      18,318   1,284,620
*   Vestjysk Bank A.S.                                             8,585      20,618
*   William Demant Holding A.S.                                   47,885     896,602
#*  Zealand Pharma A.S.                                            5,267      89,425
                                                                         -----------
TOTAL DENMARK                                                             38,759,810
                                                                         -----------
FINLAND -- (2.0%)
    Ahlstrom Oyj                                                   6,489      97,055
    Aktia Bank Oyj                                                 7,877      90,577
    Alandsbanken Abp Class B                                           5          81
    Alma Media Oyj                                                 6,053      33,894
    Amer Sports Oyj                                               63,952   1,694,473
    Apetit Oyj                                                       276       4,083
    Aspo Oyj                                                       6,205      58,112
    Atria Oyj                                                      8,092     100,809
*   BasWare Oyj                                                    1,456      51,780
#   Bittium Oyj                                                   10,461      68,918
    Cargotec Oyj Class B                                          24,533   1,176,274
#   Caverion Corp.                                                32,549     261,067
    Citycon Oyj                                                   93,565     232,526
#   Comptel Oyj                                                   21,758      54,583

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
FINLAND -- (Continued)
    Cramo Oyj                                                     21,940 $  547,000
    Digia Oyj                                                      1,627      5,464
    Elisa Oyj                                                     42,719  1,439,528
    F-Secure Oyj                                                  29,375    102,597
*   Finnair Oyj                                                   35,970    157,138
    Fiskars Oyj Abp                                               17,151    333,803
    Fortum Oyj                                                    98,858  1,577,250
#   HKScan Oyj Class A                                            20,891     71,099
    Huhtamaki Oyj                                                 35,018  1,285,647
    Ilkka-Yhtyma Oyj                                               3,592     11,268
    Kemira Oyj                                                    70,680    885,504
    Kesko Oyj Class A                                              3,096    143,763
    Kesko Oyj Class B                                             41,548  2,102,373
#   Kone Oyj Class B                                              18,181    821,980
    Konecranes Oyj                                                14,374    564,892
    Lassila & Tikanoja Oyj                                        19,020    394,517
    Lemminkainen Oyj                                               2,979     58,004
#   Metsa Board Oyj                                              125,806    859,353
    Metso Oyj                                                     55,305  1,700,241
    Munksjo Oyj                                                    3,591     56,095
#   Neste Oyj                                                     50,237  1,747,900
    Nokia Oyj(5946455)                                           143,713    645,924
    Nokia Oyj(5902941)                                           179,921    807,875
    Nokian Renkaat Oyj                                            34,855  1,307,532
    Olvi Oyj Class A                                               7,168    218,812
    Oriola-KD Oyj Class B                                         55,457    262,286
    Orion Oyj Class A                                              5,798    268,699
    Orion Oyj Class B                                             28,958  1,347,958
*   Outokumpu Oyj                                                198,891  1,779,702
#*  Outotec Oyj                                                  106,364    604,977
    PKC Group Oyj                                                 12,911    326,613
    Ponsse Oy                                                      2,825     72,519
*   Poyry Oyj                                                      6,843     24,417
*   QT Group Oyj                                                   1,627     10,530
    Raisio Oyj Class V                                            80,223    301,413
    Ramirent Oyj                                                  44,716    333,337
    Revenio Group Oyj                                              1,221     38,793
    Sampo Oyj Class A                                             46,849  2,169,507
    Sanoma Oyj                                                    65,013    591,584
    Sponda Oyj                                                    45,116    205,064
    SRV Group Oyj                                                  3,870     21,953
*   Stockmann Oyj Abp Class A                                      2,666     20,478
#*  Stockmann Oyj Abp Class B                                     26,291    201,038
    Stora Enso Oyj Class R                                       285,475  3,239,619
*   Talvivaara Mining Co. P.L.C.                                 190,260      1,171
    Technopolis Oyj                                               40,698    135,269
    Tieto Oyj                                                     21,990    608,519
    Tikkurila Oyj                                                 15,819    322,775
#   UPM-Kymmene Oyj                                              258,374  5,859,897
    Uponor Oyj                                                    22,059    397,971
    Vaisala Oyj Class A                                            3,850    142,965
    Valmet Oyj                                                    39,726    628,092
    Wartsila Oyj Abp                                              14,688    737,620

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
FINLAND -- (Continued)
    YIT Oyj                                                       81,132 $   643,783
                                                                         -----------
TOTAL FINLAND                                                             43,068,340
                                                                         -----------
FRANCE -- (5.8%)
    ABC Arbitrage                                                 20,414     150,099
    Accor SA                                                      15,475     627,140
    Actia Group                                                   10,087      99,547
    Aeroports de Paris                                             2,541     281,968
#*  Air France-KLM                                                45,894     242,485
    Air Liquide SA                                                 6,508     702,628
    Akka Technologies                                              4,661     189,361
    Albioma SA                                                    14,518     247,770
*   Alstom SA                                                      8,602     244,076
    Altamir                                                       16,568     237,004
    Alten SA                                                      11,932     888,548
    Altran Technologies SA                                        72,366   1,070,833
    April SA                                                       6,744      86,727
#*  Archos                                                        19,979      29,760
    Arkema SA                                                     17,819   1,759,836
    Assystem                                                       5,757     182,603
    Atos SE                                                       19,717   2,097,778
    Aubay                                                          2,016      59,475
    AXA SA                                                       110,215   2,708,781
    AXA SA Sponsored ADR                                          14,588     359,302
    Axway Software SA                                              3,291     102,692
    Beneteau SA                                                    8,579     105,740
*   Bigben Interactive                                            10,795      70,343
    BioMerieux                                                     4,515     714,271
    BNP Paribas SA                                                73,561   4,705,830
    Boiron SA                                                      2,896     267,890
*   Bollore SA(BD3RTL2)                                            1,214       4,980
    Bollore SA(4572709)                                          198,759     794,931
    Bonduelle SCA                                                 10,580     272,978
#   Bourbon Corp.                                                  9,606     115,452
    Bouygues SA                                                   30,857   1,121,218
    Bureau Veritas SA                                             24,625     482,245
    Burelle SA                                                        58      63,247
    Capgemini SA                                                   9,054     737,163
    Carrefour SA                                                  43,255   1,058,159
    Casino Guichard Perrachon SA                                  32,977   1,778,194
    Catering International Services                                  672      14,225
*   Cegedim SA                                                     1,092      30,635
*   Cegid Group SA                                                 3,880          --
#*  CGG SA                                                         9,806      98,597
*   CGG SA Sponsored ADR                                             508       5,182
    Chargeurs SA                                                  24,609     481,839
    Christian Dior SE                                              1,578     338,742
    Cie de Saint-Gobain                                          100,794   4,952,579
    Cie des Alpes                                                  7,721     161,392
    Cie Generale des Etablissements Michelin                      23,837   2,560,866
    Cie Plastic Omnium SA                                         20,205     685,485
    CNP Assurances                                                50,177     942,969
*   Coface SA                                                     27,452     177,430

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
FRANCE -- (Continued)
    Credit Agricole SA                                            82,395 $1,093,519
    Danone SA                                                     12,713    796,962
    Dassault Systemes SE                                           2,688    208,087
    Derichebourg SA                                               69,069    318,333
    Devoteam SA                                                    2,063    129,716
    Edenred                                                       26,339    574,258
    Eiffage SA                                                    16,727  1,202,500
#   Electricite de France SA                                      70,206    692,092
    Electricite de Strasbourg SA                                      88     10,238
    Elior Group                                                   20,741    463,993
#   Elis SA                                                        6,000    107,433
    Engie SA                                                     135,265  1,619,463
*   Eramet                                                         3,930    226,102
    Essilor International SA                                       9,379  1,100,308
*   Esso SA Francaise                                              2,429    108,838
*   Etablissements Maurel et Prom                                105,117    481,521
    Euler Hermes Group                                             5,510    497,502
    Eurofins Scientific SE                                         2,681  1,203,666
    Euronext NV                                                    9,944    439,942
    Eutelsat Communications SA                                    25,971    442,979
    Exel Industries Class A                                          199     17,081
    Faiveley Transport SA                                          2,496    269,928
    Faurecia                                                      28,361  1,232,272
    Fleury Michon SA                                                 571     33,946
    Gaztransport Et Technigaz SA                                   7,326    302,349
    GL Events                                                      4,967     97,374
    Groupe Crit                                                    2,177    173,287
    Groupe Eurotunnel SE                                          51,587    479,874
*   Groupe Fnac SA(BLRZL56)                                        2,700    176,044
*   Groupe Fnac SA(B7VQL46)                                        4,086    264,433
*   Groupe Gorge                                                   2,052     49,845
    Groupe Open                                                    3,320     87,416
    Guerbet                                                        2,969    256,735
    Haulotte Group SA                                              5,625     91,413
    Havas SA                                                      22,602    203,250
*   HiPay Group SA                                                 2,179     26,790
*   ID Logistics Group                                               462     71,084
    Iliad SA                                                       1,304    278,862
    Imerys SA                                                      8,279    664,856
    Ingenico Group SA                                              7,186    605,968
    Interparfums SA                                                2,818     85,466
    Ipsen SA                                                      11,306    876,067
    IPSOS                                                         22,830    756,701
    Jacquet Metal Service                                          8,285    189,123
    JCDecaux SA                                                    8,247    264,007
#   Kering                                                         2,640    628,428
    Korian SA                                                     29,839    855,502
    Lagardere SCA                                                 56,685  1,422,161
    Laurent-Perrier                                                1,001     74,556
    Le Noble Age                                                   3,880    160,563
    Lectra                                                         8,258    160,218
    Legrand SA                                                    13,193    766,265
    Linedata Services                                                385     19,707

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
FRANCE -- (Continued)
    LISI                                                          11,627 $  420,670
    LVMH Moet Hennessy Louis Vuitton SE                            6,702  1,350,608
    Maisons France Confort SA                                        513     27,723
    Manitou BF SA                                                  5,334    121,778
    Manutan International                                            529     39,397
    Mersen SA                                                      8,758    214,817
#*  METabolic EXplorer SA                                         29,546     76,278
    Metropole Television SA                                       20,920    411,223
    MGI Coutier                                                    7,238    203,391
    Natixis SA                                                   141,854    840,566
#*  Naturex                                                        3,016    280,931
    Neopost SA                                                    26,943    890,551
*   Nexans SA                                                     24,125  1,399,942
    Nexity SA                                                     16,336    802,370
#*  Nicox                                                          7,923     70,351
*   NRJ Group                                                      5,162     57,788
#   Oeneo SA                                                       9,983     88,923
#*  Onxeo SA(B04P0G6)                                             25,529     74,196
#*  Onxeo SA(BPFJVR0)                                              5,700     16,651
    Orange SA                                                    126,019  1,956,374
    Orpea                                                          8,489    691,672
#*  Parrot SA                                                      3,993     37,385
    PCAS                                                           1,578     25,021
    Pernod Ricard SA                                               6,769    791,796
*   Peugeot SA                                                   136,118  2,533,238
#*  Pierre & Vacances SA                                           4,272    194,022
    Plastivaloire                                                    938    135,590
    PSB Industries SA                                                755     42,913
    Publicis Groupe SA                                             9,458    649,755
#   Rallye SA                                                     22,424    498,066
#*  Recylex SA                                                     4,720     19,617
    Remy Cointreau SA                                              1,105    100,462
    Renault SA                                                    26,417  2,378,682
    Rexel SA                                                     193,644  3,377,334
    Robertet SA                                                      246     97,345
    Rothschild & Co.                                               8,132    235,088
    Rubis SCA                                                      7,635    642,815
    Samse SA                                                          40      6,411
    Sanofi                                                        34,442  2,768,327
    Sartorius Stedim Biotech                                       6,222    376,501
    Savencia SA                                                    3,035    240,014
    Schneider Electric SE(B11BPS1)                                 1,883    135,983
    Schneider Electric SE(4834108)                                10,466    748,884
    SCOR SE                                                       76,077  2,574,742
    SEB SA                                                         7,961  1,001,145
    Seche Environnement SA                                           944     30,769
#*  Sequana SA                                                    26,638     52,312
    SES SA                                                        13,328    259,160
*   SES-imagotag SA                                                1,158     35,305
*   SFR Group SA                                                   2,828     82,170
    Societe BIC SA                                                 1,862    243,459
*   Societe des Bains de Mer et du Cercle des Etrangers a Monaco     548     20,066
    Societe Generale SA                                           54,754  2,676,786

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- ------------
FRANCE -- (Continued)
#*  Societe Internationale de Plantations d'Heveas SA                378 $     25,830
    Societe Marseillaise du Tunnel Prado-Carenage SA                 200        5,100
#   Sodexo SA                                                      4,548      502,928
*   SOITEC                                                        91,195      173,370
#*  Solocal Group                                                  9,249       23,933
    Somfy SA                                                         333      143,475
    Sopra Steria Group                                             6,764      784,186
    SPIE SA                                                        4,962      112,534
*   Stallergenes Greer P.L.C.                                        728       25,626
*   Ste Industrielle d'Aviation Latecoere SA                      43,297      202,644
    Stef SA                                                        2,766      238,081
    STMicroelectronics NV(2430025)                                14,700      194,628
    STMicroelectronics NV(5962332)                               210,594    2,779,453
    Suez                                                          20,674      313,160
    Sword Group                                                    4,850      161,023
    Synergie SA                                                    4,953      204,611
    Tarkett SA                                                     4,925      190,930
    Technicolor SA                                                96,836      415,193
    Teleperformance                                               19,734    2,112,510
#   Television Francaise 1                                        64,164      706,879
    Tessi SA                                                          94       14,897
    Thales SA                                                      9,554      896,305
    Thermador Groupe                                                 511       45,701
    Total Gabon                                                      101       17,874
    Total SA                                                     240,139   12,149,872
    Total SA Sponsored ADR                                            57        2,882
*   Touax SA                                                         388        5,028
    Trigano SA                                                     4,601      412,901
*   Ubisoft Entertainment SA                                      63,784    2,097,100
    Union Financiere de France BQE SA                                730       19,412
    Valeo SA                                                      20,037    1,224,654
#*  Vallourec SA                                                 261,126    1,855,930
#*  Valneva SE                                                    24,905       74,639
    Vetoquinol SA                                                  1,234       66,642
    Vicat SA                                                      10,399      631,654
    VIEL & Cie SA                                                 11,006       53,108
    Vilmorin & Cie SA                                              3,813      255,822
    Vinci SA                                                      17,186    1,204,679
*   Virbac SA                                                      1,525      281,373
    Vivendi SA                                                   113,136    2,074,477
    Vranken-Pommery Monopole SA                                      394        9,485
*   Worldline SA                                                   4,965      133,903
#   Zodiac Aerospace                                              15,279      464,392
                                                                         ------------
TOTAL FRANCE                                                              124,826,205
                                                                         ------------
GERMANY -- (5.6%)
    Aareal Bank AG                                                47,333    1,836,391
    Adidas AG                                                     11,271    1,778,617
#   Adler Modemaerkte AG                                           4,316       22,481
#*  ADLER Real Estate AG                                           5,429       79,496
*   ADVA Optical Networking SE                                    25,534      213,987
*   AIXTRON SE                                                    24,048       88,848
    Allgeier SE                                                    2,271       44,302

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
GERMANY -- (Continued)
    Allianz SE                                                    25,753 $4,377,090
    Allianz SE Sponsored ADR                                      11,988    203,376
    Amadeus Fire AG                                                1,643    129,542
*   AS Creation Tapeten                                               50      1,675
    Aurubis AG                                                    26,030  1,533,657
    Axel Springer SE                                              20,007  1,054,572
    BASF SE                                                       38,075  3,675,523
    Bauer AG                                                       6,951    105,304
    Bayerische Motoren Werke AG                                   33,040  3,016,888
    BayWa AG                                                       9,568    325,031
    Bechtle AG                                                     6,886    699,450
    Beiersdorf AG                                                  3,976    352,745
#   Bertrandt AG                                                   2,260    225,628
    Bijou Brigitte AG                                              2,005    121,236
#*  Bilfinger SE                                                  23,690    984,493
    Biotest AG                                                     4,254     80,821
    Borussia Dortmund GmbH & Co. KGaA                             52,890    304,691
    BRAAS Monier Building Group SA                                   598     16,313
    Brenntag AG                                                   17,117    995,819
#   CANCOM SE                                                      7,134    334,954
    Carl Zeiss Meditec AG                                         11,534    431,205
    CENIT AG                                                       3,984     86,042
    CENTROTEC Sustainable AG                                       6,191    107,014
    Cewe Stiftung & Co. KGAA                                       3,908    318,565
#   Clere AG                                                       3,048     53,896
    Comdirect Bank AG                                             17,855    187,728
    Commerzbank AG                                               138,409  1,203,830
#   CompuGroup Medical SE                                         10,913    429,341
*   Constantin Medien AG                                          11,950     24,477
    Continental AG                                                 1,314    257,233
    CropEnergies AG                                               17,051    113,919
    CTS Eventim AG & Co. KGaA                                     14,913    518,564
    Daimler AG                                                    89,896  6,760,796
#*  DEAG Deutsche Entertainment AG                                 2,858      9,541
#   Delticom AG                                                    1,376     25,290
*   Deutsche Bank AG(D18190898)                                   79,294  1,578,744
*   Deutsche Bank AG(5750355)                                      1,436     28,678
    Deutsche Beteiligungs AG                                       8,326    299,673
*   Deutsche Boerse AG                                             9,256    854,083
    Deutsche EuroShop AG                                           6,589    273,895
    Deutsche Lufthansa AG                                        136,476  1,823,126
    Deutsche Pfandbriefbank AG                                    29,892    304,655
    Deutsche Post AG                                              27,702    929,818
    Deutsche Telekom AG                                          105,723  1,850,892
    Deutsche Telekom AG Sponsored ADR                             16,349    284,800
    Deutsche Wohnen AG                                            28,338    924,297
    Deutz AG                                                      67,408    448,596
*   Dialog Semiconductor P.L.C.                                   30,866  1,436,258
    DIC Asset AG                                                  11,458    113,357
    DMG Mori AG                                                   15,338    741,458
    Dr Hoenle AG                                                   1,129     35,371
    Draegerwerk AG & Co. KGaA                                      2,101    148,664
#   Drillisch AG                                                   8,176    379,234
    Duerr AG                                                       6,877    596,593

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
GERMANY -- (Continued)
    E.ON SE                                                      588,434 $4,532,754
    Eckert & Ziegler AG                                            2,499     68,798
    Elmos Semiconductor AG                                        10,591    165,844
#   ElringKlinger AG                                              22,409    397,696
*   Euromicron AG                                                  3,318     22,652
*   Evotec AG                                                     26,184    199,835
    Fielmann AG                                                    7,546    527,506
*   First Sensor AG                                                3,082     45,569
    Francotyp-Postalia Holding AG Class A                          2,977     15,762
    Fraport AG Frankfurt Airport Services Worldwide               20,490  1,226,226
    Freenet AG                                                    52,793  1,587,190
    Fresenius Medical Care AG & Co. KGaA                          10,963    894,852
    Fresenius Medical Care AG & Co. KGaA ADR                       4,254    173,563
    Fresenius SE & Co. KGaA                                        4,529    358,446
    Fuchs Petrolub SE                                              6,467    273,017
    GEA Group AG                                                  13,743    569,468
    Gerresheimer AG                                               18,463  1,505,250
    Gerry Weber International AG                                  20,442    238,338
    Gesco AG                                                       4,302    106,237
    GFK SE                                                         8,130    382,163
#   GFT Technologies SE                                            5,668    118,899
    Grammer AG                                                     8,822    498,206
    GRENKE AG                                                      1,404    235,072
*   H&R GmbH & Co. KGaA                                            7,768    129,970
    Hamburger Hafen und Logistik AG                               19,402    395,498
    Hannover Rueck SE                                              4,064    447,647
    HeidelbergCement AG                                           21,428  2,070,033
*   Heidelberger Druckmaschinen AG                               127,347    334,078
    Hella KGaA Hueck & Co.                                        15,442    631,167
    Henkel AG & Co. KGaA                                           1,781    187,935
*   Highlight Communications AG                                    8,842     52,374
    Hochtief AG                                                    4,713    671,842
*   HolidayCheck Group AG                                         16,554     45,440
    Hornbach Baumarkt AG                                           4,953    153,028
    Hugo Boss AG                                                   9,533    612,474
    Indus Holding AG                                              11,192    639,389
    Infineon Technologies AG                                      11,283    207,622
    Infineon Technologies AG ADR                                  44,524    817,461
    Init Innovation In Traffic Systems AG                          1,564     26,028
    Isra Vision AG                                                 1,564    189,458
    Jenoptik AG                                                   25,228    483,935
#   K+S AG                                                       124,947  3,174,062
    KION Group AG                                                 18,469  1,125,574
*   Kloeckner & Co. SE                                            76,269    995,935
*   Koenig & Bauer AG                                              6,102    325,255
*   Kontron AG                                                    39,265    123,399
#   Krones AG                                                      4,171    426,364
    KSB AG                                                            37     14,424
    KWS Saat SE                                                      839    263,165
    Lanxess AG                                                    42,713  3,108,279
    LEG Immobilien AG                                              8,032    631,759
    Leifheit AG                                                    1,939    126,616
    Leoni AG                                                      28,074  1,127,536

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
GERMANY -- (Continued)
    Linde AG                                                       6,050 $  983,877
#*  LPKF Laser & Electronics AG                                    8,623     66,421
    MAN SE                                                         1,923    199,362
*   Manz AG                                                        2,130     89,835
#*  Medigene AG                                                    1,746     24,625
    Merck KGaA                                                     3,932    433,825
    Metro AG                                                      44,681  1,529,017
    MLP AG                                                        42,958    221,919
    MTU Aero Engines AG                                           15,704  1,881,160
    Muenchener Rueckversicherungs-Gesellschaft AG                 10,204  1,921,476
    Nemetschek SE                                                  7,104    363,641
    Nexus AG                                                       1,959     41,668
#*  Nordex SE                                                     20,754    438,576
    Norma Group SE                                                10,337    461,341
#   OHB SE                                                         4,708     96,837
    Osram Licht AG                                                27,767  1,611,915
#   paragon AG                                                       277     12,268
*   Patrizia Immobilien AG                                        34,947    562,347
#   Pfeiffer Vacuum Technology AG                                  4,509    490,439
#   PNE Wind AG                                                   56,123    130,748
    Progress-Werk Oberkirch AG                                     1,001     41,855
#   ProSiebenSat.1 Media SE                                       10,357    440,600
    Puma SE                                                          972    296,017
    QIAGEN NV(BYXS699)                                            33,014    960,716
    QIAGEN NV(N72482123)                                          12,402    359,410
#   QSC AG                                                        78,252    153,087
#   R Stahl AG                                                     1,041     32,641
    Rational AG                                                      971    440,889
    Rheinmetall AG                                                18,479  1,418,103
    RHOEN-KLINIKUM AG                                             27,136    743,826
#   RIB Software AG                                               17,203    219,949
    RTL Group SA                                                   2,466    188,396
*   RWE AG                                                       247,438  3,294,646
    SAF-Holland SA                                                28,331    430,908
    Salzgitter AG                                                 26,655  1,022,970
    SAP SE                                                        10,370    948,338
#   Schaltbau Holding AG                                           2,774     99,198
*   SGL Carbon SE                                                 16,120    140,426
    SHW AG                                                         3,890    128,793
    Siemens AG                                                    22,303  2,885,080
*   Siltronic AG                                                   4,539    243,504
#   Sixt Leasing SE                                                4,807     95,056
    Sixt SE                                                       10,681    556,039
#   SMA Solar Technology AG                                        5,887    151,645
*   SMT Scharf AG                                                    508      7,613
    Softing AG                                                       444      5,922
    Software AG                                                   20,779    749,571
*   Solarworld AG                                                    106        464
*   Stabilus SA                                                      293     17,714
    Stada Arzneimittel AG                                         36,588  1,884,544
    STRATEC Biomedical AG                                            367     19,346
#   Stroeer SE & Co. KGaA                                          8,990    442,886
    Suedzucker AG                                                 57,029  1,508,738

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
GERMANY -- (Continued)
#*  Suess MicroTec AG                                               17,284 $    142,725
    Surteco SE                                                       6,848      174,660
    Symrise AG                                                       7,136      429,676
    TAG Immobilien AG                                               36,688      496,018
    Takkt AG                                                        19,112      427,241
*   Talanx AG                                                       20,403      702,261
    Technotrans AG                                                   3,069       81,347
    Telefonica Deutschland Holding AG                              145,625      609,176
    ThyssenKrupp AG                                                 13,626      345,185
    TLG Immobilien AG                                               11,093      210,823
*   Tom Tailor Holding AG                                           16,010       95,217
*   Uniper SE                                                       88,245    1,257,142
    United Internet AG                                              12,953      542,817
    VERBIO Vereinigte BioEnergie AG                                 16,885      191,652
    Volkswagen AG                                                    2,816      451,107
#*  Vossloh AG                                                       6,321      407,189
#   VTG AG                                                           9,755      324,582
    Wacker Chemie AG                                                 7,930      958,404
    Wacker Neuson SE                                                20,173      331,399
    Washtec AG                                                       5,153      291,178
#   Wirecard AG                                                      1,510       73,314
    XING AG                                                            760      148,842
    Zeal Network SE                                                  4,915      154,644
                                                                           ------------
TOTAL GERMANY                                                               120,200,439
                                                                           ------------
HONG KONG -- (3.0%)
*   13 Holdings, Ltd. (The)                                        270,000       79,808
    Aeon Stores Hong Kong Co., Ltd.                                 22,000       19,560
    Agritrade Resources, Ltd.                                      440,000       81,300
    AIA Group, Ltd.                                                325,600    2,015,904
    Alco Holdings, Ltd.                                            240,000       70,796
    Allied Group, Ltd.                                               6,000       31,535
    Allied Properties HK, Ltd.                                     746,540      167,191
*   Anxian Yuan China Holdings, Ltd.                               580,000        6,320
*   Apac Resources, Ltd.                                           873,175       12,487
*   Applied Development Holdings, Ltd.                             375,000       36,193
    APT Satellite Holdings, Ltd.                                   286,000      143,666
    Asia Financial Holdings, Ltd.                                  136,000       67,248
*   Asia Satellite Telecommunications Holdings, Ltd.                39,000       48,982
    Asia Standard International Group, Ltd.                        182,000       37,663
    ASM Pacific Technology, Ltd.                                    50,300      611,560
#   Associated International Hotels, Ltd.                           10,000       29,091
*   Auto Italia Holdings                                           875,000       13,289
#   Bank of East Asia, Ltd. (The)                                  138,955      591,872
    BEP International Holdings, Ltd.                             3,600,000      207,478
    Bestway International Holdings, Ltd.                           240,000       52,894
    BOC Hong Kong Holdings, Ltd.                                   140,000      559,703
    Bonjour Holdings, Ltd.                                         596,200       27,942
    Bossini International Holdings, Ltd.                           724,000       41,705
    Bright Smart Securities & Commodities Group, Ltd.              394,000      134,895
#*  Brightoil Petroleum Holdings, Ltd.                             749,000      230,906
*   Brockman Mining, Ltd.                                          873,840       14,755
*   Burwill Holdings, Ltd.                                       2,486,000       62,926

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
HONG KONG -- (Continued)
    Cafe de Coral Holdings, Ltd.                                    94,000 $  311,756
*   Cash Financial Services Group, Ltd.                            828,000     50,451
#   Cathay Pacific Airways, Ltd.                                   587,000    795,026
    CCT Fortis Holdings, Ltd.                                       72,000     10,084
*   CGN Mining Co., Ltd.                                           450,000     48,523
    Chen Hsong Holdings                                             48,000     12,118
    Cheuk Nang Holdings, Ltd.                                       21,817     15,441
#   Cheung Kong Infrastructure Holdings, Ltd.                       11,000     88,459
    Chevalier International Holdings, Ltd.                          30,055     46,702
*   China Best Group Holding, Ltd.                               1,480,000     35,210
*   China Billion Resources, Ltd.                                   99,000        421
*   China Chuanglian Education Group, Ltd.                         660,000     12,585
*   China Energy Development Holdings, Ltd.                      6,602,000     73,545
*   China Environmental Energy Investment, Ltd.                    170,000     10,112
*   China Ever Grand Financial Leasing Group Co., Ltd.             610,000      7,606
    China Flavors & Fragrances Co., Ltd.                            56,437     14,883
*   China Healthcare Enterprise Group, Ltd.                      1,780,000     26,734
#   China LNG Group, Ltd.                                        6,960,000    149,330
*   China Ludao Technology Co., Ltd.                               100,000     21,654
*   China Medical & Healthcare Group, Ltd.                         620,000     31,845
    China Metal International Holdings, Inc.                       162,000     49,058
*   China National Culture Group, Ltd.                           5,220,000     25,389
#*  China Smarter Energy Group Holdings, Ltd.                       76,000      7,704
#*  China Soft Power Technology Holdings, Ltd.                   1,358,000     26,874
*   China Solar Energy Holdings, Ltd.                               64,000        278
*   China Star Entertainment, Ltd.                                 374,000     21,585
#*  China Strategic Holdings, Ltd.                               8,100,000    168,501
    China Ting Group Holdings, Ltd.                                226,000     13,489
*   China Wah Yan Healthcare, Ltd.                                 248,950      1,221
#   Chinese Estates Holdings, Ltd.                                  56,000     87,982
*   Chinlink International Holdings, Ltd.                        7,020,000     20,719
    Chong Hing Bank, Ltd.                                            6,000     11,803
    Chow Sang Sang Holdings International, Ltd.                    217,000    414,142
#   Chow Tai Fook Jewellery Group, Ltd.                            188,200    160,009
    Chuang's China Investments, Ltd.                               850,000     54,041
    Chuang's Consortium International, Ltd.                        790,925    149,324
    CITIC Telecom International Holdings, Ltd.                   1,665,000    543,244
    CK Hutchison Holdings, Ltd.                                    142,960  1,713,401
    CK Life Sciences International Holdings, Inc.                1,358,000    118,310
*   CMMB Vision Holdings, Ltd.                                   1,052,000     69,649
    CNQC International Holdings, Ltd.                              297,500    111,444
    CNT Group, Ltd.                                                518,000     38,629
*   Common Splendor International Health Industry Group, Ltd.      550,000     52,314
*   Continental Holdings, Ltd.                                   1,520,000     25,726
*   Convoy Global Holdings, Ltd.                                 4,434,000    125,102
#*  Cowell e Holdings, Inc.                                        191,000     57,466
*   CP Lotus Corp.                                                 260,000      4,597
*   Crocodile Garments                                             714,000     98,074
    Cross-Harbour Holdings, Ltd. (The)                              29,048     41,765
    CSI Properties, Ltd.                                         4,161,515    179,090
    CW Group Holdings, Ltd.                                        259,000     51,344
    Dah Sing Banking Group, Ltd.                                   319,795    623,636
    Dah Sing Financial Holdings, Ltd.                              125,066    965,715

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES    VALUE++
                                                                 ---------- ----------
HONG KONG -- (Continued)
    Dickson Concepts International, Ltd.                             34,500 $   12,207
*   Ding He Mining Holdings, Ltd.                                 3,048,000     43,950
    Dynamic Holdings, Ltd.                                            2,000      1,226
    Eagle Nice International Holdings, Ltd.                         242,000     67,714
    Emperor Capital Group, Ltd.                                   2,145,000    195,401
    Emperor Entertainment Hotel, Ltd.                               570,000    133,221
#   Emperor International Holdings, Ltd.                          1,253,750    294,879
*   Emperor Watch & Jewellery, Ltd.                               2,400,000     87,814
#*  Enerchina Holdings, Ltd.                                      2,946,000    116,579
*   ENM Holdings, Ltd.                                              812,000     62,502
*   EPI Holdings, Ltd.                                            1,260,000     31,110
#*  Esprit Holdings, Ltd.                                         1,019,299    795,580
*   Eternity Investment, Ltd.                                     1,730,000     55,152
#   Fairwood Holdings, Ltd.                                          24,500     91,388
    Far East Consortium International, Ltd.                       1,124,346    487,187
    FIH Mobile, Ltd.                                              1,777,000    570,966
    First Pacific Co., Ltd.                                       1,079,200    818,271
    First Shanghai Investments, Ltd.                                720,000    108,487
    Fountain SET Holdings, Ltd.                                     772,000    103,200
*   Freeman FinTech Corp., Ltd.                                     960,000     59,135
#   Future Bright Holdings, Ltd.                                    348,000     35,116
    G-Resources Group, Ltd.                                      19,963,800    355,779
    Galaxy Entertainment Group, Ltd.                                138,000    655,485
#*  GCL New Energy Holdings, Ltd.                                 4,532,000    232,590
*   Genting Hong Kong, Ltd.                                         400,000    117,647
    Get Nice Financial Group, Ltd.                                  108,150     13,056
    Get Nice Holdings, Ltd.                                       4,326,000    150,236
    Giordano International, Ltd.                                    852,000    461,411
*   Global Brands Group Holding, Ltd.                             3,930,000    493,825
    Glorious Sun Enterprises, Ltd.                                  447,000     56,883
    Gold Peak Industries Holdings, Ltd.                              81,000      8,028
*   Gold-Finance Holdings, Ltd.                                     320,000     66,305
    Golden Resources Development International, Ltd.                 90,000      5,295
#*  Good Resources Holdings, Ltd.                                 2,210,000    119,084
    Great Eagle Holdings, Ltd.                                      170,568    775,800
    Guangnan Holdings, Ltd.                                         154,000     19,222
    Guoco Group, Ltd.                                                 1,000     11,268
    Guotai Junan International Holdings, Ltd.                     1,201,000    393,556
    Haitong International Securities Group, Ltd.                    935,407    522,751
    Hang Lung Group, Ltd.                                           289,000  1,108,350
    Hang Lung Properties, Ltd.                                      479,000  1,178,854
    Hang Seng Bank, Ltd.                                             22,400    456,578
    Hanison Construction Holdings, Ltd.                             201,459     35,892
*   Hao Tian Development Group, Ltd.                              1,548,800     78,680
    Harbour Centre Development, Ltd.                                 36,000     66,706
    Henderson Land Development Co., Ltd.                            134,986    745,114
#   HK Electric Investments & HK Electric Investments, Ltd.         119,288     99,571
    HKBN, Ltd.                                                      189,500    230,700
*   HKR International, Ltd.                                         550,971    276,776
    HKT Trust & HKT, Ltd.                                           241,000    337,277
    Hon Kwok Land Investment Co., Ltd.                               62,000     28,298
#   Hong Kong Aircraft Engineering Co., Ltd.                         20,400    140,417
*   Hong Kong Building & Loan Agency, Ltd. (The)                  1,264,000     60,070

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES    VALUE++
                                                                 ---------- ----------
HONG KONG -- (Continued)
#   Hong Kong Ferry Holdings Co., Ltd.                               21,000 $   24,049
*   Hong Kong Television Network, Ltd.                              466,000     80,190
*   Hong Kong Television Network, Ltd. ADR                            3,100     10,385
*   HongDa Financial Holding, Ltd.                                  480,000     17,937
    Hongkong & Shanghai Hotels, Ltd. (The)                          267,500    297,455
    Hongkong Chinese, Ltd.                                          164,000     30,477
    Hop Hing Group Holdings, Ltd.                                 1,832,000     37,135
    Hopewell Holdings, Ltd.                                         283,500  1,012,268
#*  Hsin Chong Group Holdings, Ltd.                               1,532,000     72,786
*   Huan Yue Interactive Holdings, Ltd.                             121,000     13,849
*   Huarong Investment Stock Corp., Ltd.                            175,000     32,758
    Hung Hing Printing Group, Ltd.                                  150,000     25,081
    Hutchison Telecommunications Hong Kong Holdings, Ltd.           944,000    305,985
    Hysan Development Co., Ltd.                                      56,000    255,217
*   I-CABLE Communications, Ltd.                                    358,000     44,663
    IGG, Inc.                                                       172,000    128,168
*   Imagi International Holdings, Ltd.                              902,398     11,927
*   International Standard Resources Holdings, Ltd.               2,166,000     11,705
*   iOne Holdings, Ltd.                                             700,000     19,758
    IPE Group, Ltd.                                                 365,000     98,737
*   IRC, Ltd.                                                     1,109,066     56,288
    IT, Ltd.                                                        298,000    122,662
    ITC Corp., Ltd.                                                 578,000     41,717
#   ITC Properties Group, Ltd.                                      328,040    135,288
    Johnson Electric Holdings, Ltd.                                 204,625    544,469
    Kader Holdings Co., Ltd.                                        214,000     21,958
    Karrie International Holdings, Ltd.                             118,000     11,494
    Kerry Logistics Network, Ltd.                                   317,750    409,876
    Kerry Properties, Ltd.                                          243,000    687,651
    Kingmaker Footwear Holdings, Ltd.                               204,000     56,871
#   Kingston Financial Group, Ltd.                                1,610,000    710,492
    Kowloon Development Co., Ltd.                                   339,000    318,594
#*  KuangChi Science, Ltd.                                          142,000     52,473
*   Kwan On Holdings, Ltd.                                          180,000     47,043
    Kwoon Chung Bus Holdings, Ltd.                                   42,000     21,093
    L'Occitane International SA                                     125,500    247,279
*   L'sea Resources International Holdings, Ltd.                    710,000      9,106
    Lai Sun Development Co., Ltd.                                11,295,666    243,484
*   Landing International Development, Ltd.                       8,585,000     70,374
    Li & Fung, Ltd.                                               1,474,000    639,177
    Lifestyle International Holdings, Ltd.                          251,000    321,840
    Lippo China Resources, Ltd.                                   2,772,000     84,139
    Lippo, Ltd.                                                       9,000      5,463
    Lisi Group Holdings, Ltd.                                       672,000     64,956
#   Liu Chong Hing Investment, Ltd.                                 158,000    218,697
    Luen Thai Holdings, Ltd.                                         87,000     20,152
    Luk Fook Holdings International, Ltd.                           211,000    619,972
    Lung Kee Bermuda Holdings                                        38,000     14,325
*   Macau Legend Development, Ltd.                                1,755,000    357,603
    Magnificent Hotel Investment, Ltd.                              818,000     18,997
    Man Wah Holdings, Ltd.                                          894,400    572,038
#*  Mason Financial Holdings, Ltd.                                4,440,000     82,405
#   Master Glory Group, Ltd.(BYTP1T9)                             5,395,708    140,309

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES    VALUE++
                                                                 ---------- ----------
HONG KONG -- (Continued)
    Master Glory Group, Ltd.(BYTP1T9)                               567,744 $   14,854
    Melco Crown Entertainment, Ltd. ADR                              10,831    182,394
    Melco International Development, Ltd.                           462,000    696,959
#   MGM China Holdings, Ltd.                                         76,400    148,401
#*  Midland Holdings, Ltd.                                          358,584     90,710
*   Midland IC&I, Ltd.                                            1,792,920     12,436
    Ming Fai International Holdings, Ltd.                            63,000      8,096
    Miramar Hotel & Investment                                       59,000    124,663
*   Mongolian Mining Corp.                                        3,299,999    124,814
    MTR Corp., Ltd.                                                  40,412    205,299
    NagaCorp, Ltd.                                                1,270,000    745,270
*   National United Resources Holdings, Ltd.                        350,000      4,804
*   Neo-Neon Holdings, Ltd.                                         205,000     29,320
*   Neptune Group, Ltd.                                             355,500     14,915
*   NetMind Financial Holdings, Ltd.                             13,168,000     86,023
*   New Sports Group, Ltd.                                        2,890,000     32,707
    New World Development Co., Ltd.                               1,287,405  1,485,400
#   Newocean Energy Holdings, Ltd.                                  668,000    180,998
*   Next Digital, Ltd.                                              436,000     20,847
*   Nine Express, Ltd.                                            1,062,000     57,255
    NWS Holdings, Ltd.                                              431,795    775,917
*   O Luxe Holdings, Ltd.                                           938,700    106,671
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.          945,000     84,039
    Orient Overseas International, Ltd.                             195,500  1,013,283
    Oriental Watch Holdings                                         198,000     40,702
*   Pacific Andes International Holdings, Ltd.                    1,218,336      4,302
*   Pacific Basin Shipping, Ltd.                                  2,987,000    560,908
#   Pacific Textiles Holdings, Ltd.                                 162,000    178,917
    Paliburg Holdings, Ltd.                                         246,000     79,448
*   Pan Asia Environmental Protection Group, Ltd.                    98,000     21,797
#*  Paradise Entertainment, Ltd.                                    340,000     66,755
    PCCW, Ltd.                                                    1,069,013    648,853
*   Pearl Oriental Oil, Ltd.                                        933,800     30,530
    Perfect Shape Beauty Technology, Ltd.                            56,000      4,915
    Pico Far East Holdings, Ltd.                                    404,000    135,087
    Playmates Holdings, Ltd.                                         96,000    131,940
    Playmates Toys, Ltd.                                            600,000    113,243
    Polytec Asset Holdings, Ltd.                                    930,000     58,909
    Prada SpA                                                        26,200    108,556
    Public Financial Holdings, Ltd.                                 124,000     54,004
    PuraPharm Corp., Ltd.                                            70,000     36,657
*   PYI Corp., Ltd.                                               2,456,000     55,869
    Quam, Ltd.                                                      280,000     49,161
    Regal Hotels International Holdings, Ltd.                       296,000    162,644
#*  Rentian Technology Holdings, Ltd.                             1,390,000     79,434
    SA SA International Holdings, Ltd.                              413,776    164,870
    Safety Godown Co., Ltd.                                          28,000     65,175
    Samsonite International SA                                      175,800    552,107
    SAS Dragon Holdings, Ltd.                                       294,000     58,893
    SEA Holdings, Ltd.                                              104,000    247,465
*   SEEC Media Group, Ltd.                                        3,762,000     55,255
    Shangri-La Asia, Ltd.                                           807,666    898,359
#   Shenwan Hongyuan HK, Ltd.                                       212,500     93,688

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
HONG KONG -- (Continued)
*   Shougang Concord Grand Group, Ltd.                             253,000 $    8,035
    Shun Ho Property Investments, Ltd.                              13,497      4,887
*   Shun Tak Holdings, Ltd.                                      1,321,249    456,613
*   Silver base Group Holdings, Ltd.                               723,000     51,018
#*  Sincere Watch Hong Kong, Ltd.                                4,770,000    115,643
*   Singamas Container Holdings, Ltd.                            1,134,000    128,210
    Sino Land Co., Ltd.                                            511,735    845,564
#   SITC International Holdings Co., Ltd.                          574,000    356,508
    Sitoy Group Holdings, Ltd.                                     239,000     60,887
    SJM Holdings, Ltd.                                             534,000    424,294
#*  Skyway Securities Group, Ltd.                                2,980,000     72,651
    SmarTone Telecommunications Holdings, Ltd.                     270,166    372,194
*   SOCAM Development, Ltd.                                        171,768     62,440
*   Solartech International Holdings, Ltd.                       1,760,000    102,955
*   Solomon Systech International, Ltd.                            332,000     16,843
    Soundwill Holdings, Ltd.                                        57,500    105,835
*   South China Financial Holdings, Ltd.                         9,000,000     86,638
*   South China Holdings Co., Ltd.                               1,200,000     52,550
    Stella International Holdings, Ltd.                            354,000    538,898
*   Stelux Holdings International, Ltd.                            162,800     11,698
*   Success Universe Group, Ltd.                                   300,000      8,489
    Sun Hung Kai & Co., Ltd.                                       508,341    331,697
    Sun Hung Kai Properties, Ltd.                                   95,282  1,311,181
*   Suncorp Technologies, Ltd.                                   2,920,000     22,040
    Swire Pacific, Ltd. Class A                                     99,000  1,008,603
    Swire Pacific, Ltd. Class B                                    105,000    184,868
    TAI Cheung Holdings, Ltd.                                      133,000    121,128
*   Talent Property Group, Ltd.                                  2,925,000     55,924
    Tao Heung Holdings, Ltd.                                       169,000     44,799
    Techtronic Industries Co., Ltd.                                218,000    753,976
#   Television Broadcasts, Ltd.                                    167,000    640,595
    Texwinca Holdings, Ltd.                                        576,000    369,065
*   Titan Petrochemicals Group, Ltd.                               620,000      8,513
*   TOM Group, Ltd.                                                130,000     32,124
#   Town Health International Medical Group, Ltd.                  542,000     87,038
    Tradelink Electronic Commerce, Ltd.                            118,000     23,965
    Transport International Holdings, Ltd.                         164,800    483,368
#*  Trinity, Ltd.                                                  840,000     63,715
*   TSC Group Holdings, Ltd.                                       350,000     52,060
    Tsui Wah Holdings, Ltd.                                        100,000     16,650
#*  United Laboratories International Holdings, Ltd. (The)         573,000    356,638
*   Up Energy Development Group, Ltd.                              590,000      3,680
*   Value Convergence Holdings, Ltd.                               384,000     75,582
    Value Partners Group, Ltd.                                     160,000    137,360
    Vantage International Holdings, Ltd.                           314,000     48,041
    Varitronix International, Ltd.                                 231,000    103,680
    Vedan International Holdings, Ltd.                             140,000     17,996
    Victory City International Holdings, Ltd.                    2,755,740    100,791
    Vitasoy International Holdings, Ltd.                           326,000    632,846
*   VS International Group, Ltd.                                   376,000     15,992
    VST Holdings, Ltd.                                             505,200    177,045
    VTech Holdings, Ltd.                                            41,200    511,410
    Wang On Group, Ltd.                                          8,600,000     75,135

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
HONG KONG -- (Continued)
    WH Group, Ltd.                                                 288,000 $   218,748
    Wharf Holdings, Ltd. (The)                                     140,000   1,049,760
    Wheelock & Co., Ltd.                                           186,000   1,130,493
    Win Hanverky Holdings, Ltd.                                    436,000      71,077
*   Winfull Group Holdings, Ltd.                                   896,000      20,728
    Wing On Co. International, Ltd.                                 30,000      94,972
#   Wing Tai Properties, Ltd.                                      138,000      84,200
    Wonderful Sky Financial Group Holdings, Ltd.                   218,000      56,696
#   Wynn Macau, Ltd.                                                85,200     154,947
    Xinyi Glass Holdings, Ltd.                                     986,000     886,870
*   Yat Sing Holdings, Ltd.                                        125,000      83,212
    Yeebo International Holdings, Ltd.                             138,000      81,091
    YGM Trading, Ltd.                                                8,000       7,651
    YT Realty Group, Ltd.                                           26,000      10,142
*   Yuan Heng Gas Holdings, Ltd.                                   392,000      36,291
    Yue Yuen Industrial Holdings, Ltd.                             169,000     617,812
    Yugang International, Ltd.                                   4,976,000      96,489
*   ZH International Holdings, Ltd.                                800,000      23,898
                                                                           -----------
TOTAL HONG KONG                                                             63,643,133
                                                                           -----------
IRELAND -- (0.5%)
*   Bank of Ireland                                              4,097,779   1,100,898
    C&C Group P.L.C.                                               187,232     799,809
    CRH P.L.C.                                                       4,854     168,364
    CRH P.L.C. Sponsored ADR                                        68,904   2,378,566
*   FBD Holdings P.L.C.                                              8,425      72,399
    Glanbia P.L.C.                                                  36,346     613,866
    IFG Group P.L.C.                                                20,762      38,996
*   Independent News & Media P.L.C.                                208,581      27,034
    Irish Continental Group P.L.C.                                  50,020     254,740
*   Kenmare Resources P.L.C.                                           356       1,267
    Kerry Group P.L.C. Class A                                       8,057     566,515
    Kingspan Group P.L.C.                                           40,662   1,184,917
    Paddy Power Betfair P.L.C.(BWXC0Z1)                              8,908     937,256
    Paddy Power Betfair P.L.C.(BWT6H89)                             15,839   1,656,153
    Smurfit Kappa Group P.L.C.                                      40,275   1,061,569
                                                                           -----------
TOTAL IRELAND                                                               10,862,349
                                                                           -----------
ISRAEL -- (0.7%)
*   ADO Group, Ltd.                                                  2,709      31,184
*   Africa Israel Investments, Ltd.                                 73,121      10,986
*   Africa Israel Properties, Ltd.                                   1,260      23,261
*   Airport City, Ltd.                                              10,816     116,063
    Albaad Massuot Yitzhak, Ltd.                                       762      13,224
*   Allot Communications, Ltd.                                      12,358      60,770
    Alrov Properties and Lodgings, Ltd.                              3,637      82,810
    Amot Investments, Ltd.                                          21,324      89,972
    Ashtrom Properties, Ltd.                                         9,431      34,163
*   AudioCodes, Ltd.                                                 4,091      27,082
    Avgol Industries 1953, Ltd.                                     26,511      32,223
*   Azorim-Investment Development & Construction Co., Ltd.          64,324      67,770
    Azrieli Group, Ltd.                                              6,733     307,328

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
ISRAEL -- (Continued)
    Bank Hapoalim BM                                             176,997 $1,069,446
#*  Bank Leumi Le-Israel BM                                      275,867  1,141,016
    Bayside Land Corp.                                               192     70,732
    Bezeq The Israeli Telecommunication Corp., Ltd.              127,225    222,254
    Big Shopping Centers, Ltd.                                       959     64,399
    Blue Square Real Estate, Ltd.                                    346     13,721
    Brack Capital Properties NV                                      126     10,758
*   Cellcom Israel, Ltd.(B23WQK8)                                 10,729    112,937
*   Cellcom Israel, Ltd.(M2196U109)                               11,781    123,465
*   Ceragon Networks, Ltd.                                        10,214     37,571
*   Clal Biotechnology Industries, Ltd.                           22,507     16,235
#*  Clal Insurance Enterprises Holdings, Ltd.                     12,893    179,301
*   Compugen, Ltd.                                                 6,312     30,279
    Delek Automotive Systems, Ltd.                                12,989    119,335
    Delek Group, Ltd.                                                546    117,890
    Delta-Galil Industries, Ltd.                                   6,683    212,899
    Direct Insurance Financial Investments, Ltd.                  11,694    102,896
    El Al Israel Airlines                                        236,525    154,242
    Elbit Systems, Ltd.(6308913)                                   2,463    271,424
    Elbit Systems, Ltd.(M3760D101)                                 1,367    150,370
    Electra Consumer Products 1970, Ltd.                           1,436     24,959
    Electra, Ltd.                                                  1,243    225,817
    Elron Electronic Industries, Ltd.                              7,966     36,054
#   Energix-Renewable Energies, Ltd.                              57,548     37,766
#*  Evogene, Ltd.                                                  9,552     47,685
    First International Bank Of Israel, Ltd.                      27,055    407,007
    FMS Enterprises Migun, Ltd.                                    1,604     44,994
    Formula Systems 1985, Ltd.                                     7,015    272,918
    Fox Wizel, Ltd.                                                3,538     55,931
    Frutarom Industries, Ltd.                                      8,615    455,176
*   Gilat Satellite Networks, Ltd.                                18,568    105,762
*   Hadera Paper, Ltd.                                               615     23,400
#   Harel Insurance Investments & Financial Services, Ltd.        85,948    431,269
    Hilan, Ltd.                                                    2,399     35,949
    IDI Insurance Co., Ltd.                                          475     23,400
    Industrial Buildings Corp., Ltd.                               6,741      8,002
    Israel Chemicals, Ltd.                                        70,349    323,322
*   Israel Discount Bank, Ltd. Class A                           401,234    834,085
*   Jerusalem Oil Exploration                                      6,588    287,252
*   Kamada, Ltd.                                                  17,329    107,605
*   Kenon Holdings, Ltd.                                           7,017     89,843
    Magic Software Enterprises, Ltd.                                 765      5,431
    Matrix IT, Ltd.                                               39,848    320,683
    Maytronics, Ltd.                                               4,019     15,425
*   Mazor Robotics, Ltd.                                           7,056     81,011
    Meitav DS Investments, Ltd.                                   17,994     85,847
    Melisron, Ltd.                                                 3,433    157,286
*   Menora Mivtachim Holdings, Ltd.                               16,403    151,970
*   Migdal Insurance & Financial Holding, Ltd.                   196,758    175,235
    Mivtach Shamir Holdings, Ltd.                                  3,588     74,531
    Mizrahi Tefahot Bank, Ltd.                                    50,896    783,943
*   Naphtha Israel Petroleum Corp., Ltd.                          17,995    120,091
    Neto ME Holdings, Ltd.                                           506     39,548

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
ISRAEL -- (Continued)
    Nice, Ltd. Sponsored ADR                                       3,145 $   220,716
*   Nova Measuring Instruments, Ltd.                              10,812     160,758
#   Oil Refineries, Ltd.                                         925,799     325,833
*   Partner Communications Co., Ltd.                              31,937     187,241
*   Partner Communications Co., Ltd. ADR                          10,082      58,173
    Paz Oil Co., Ltd.                                              3,259     504,622
*   Phoenix Holdings, Ltd. (The)                                  45,310     166,328
    Plasson Industries, Ltd.                                       1,206      38,408
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.           2,501     101,678
    Sapiens International Corp. NV                                 6,920      92,443
    Scope Metals Group, Ltd.                                       2,820      58,208
#   Shikun & Binui, Ltd.                                         169,004     349,976
    Shufersal, Ltd.                                               58,568     224,631
    Strauss Group, Ltd.                                            6,285     101,147
*   Summit Real Estate Holdings, Ltd.                              7,169      38,078
    Tadiran Holdings, Ltd.                                           907      20,884
    Teva Pharmaceutical Industries, Ltd.                             395      13,006
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR            37,619   1,257,603
*   Tower Semiconductor, Ltd.(M87915274)                             600      12,726
*   Tower Semiconductor, Ltd.(6320605)                             6,141     131,721
*   Union Bank of Israel                                          11,830      49,715
                                                                         -----------
TOTAL ISRAEL                                                              15,121,098
                                                                         -----------
ITALY -- (2.7%)
    A2A SpA                                                      326,909     436,640
    ACEA SpA                                                      10,441     127,842
*   Aeffe SpA                                                      6,810       8,356
    Amplifon SpA                                                  36,372     369,297
    Anima Holding SpA                                             51,710     308,348
    Ansaldo STS SpA                                               28,735     362,815
*   Arnoldo Mondadori Editore SpA                                 64,951      94,572
    Ascopiave SpA                                                 26,594      78,209
    Assicurazioni Generali SpA                                   303,243   4,838,872
#   Astaldi SpA                                                   38,221     249,103
    Atlantia SpA                                                  19,780     450,784
    Autogrill SpA                                                 51,004     448,546
    Azimut Holding SpA                                            28,368     510,461
#*  Banca Carige SpA                                             411,459     166,627
    Banca Generali SpA                                            20,370     519,610
    Banca IFIS SpA                                                10,312     279,678
    Banca Mediolanum SpA                                          58,302     447,258
#*  Banca Monte dei Paschi di Siena SpA                            3,155      49,288
    Banca Popolare di Sondrio SCPA                               275,720     977,702
    Banca Profilo SpA                                             74,644      16,744
    Banco BPM SpA                                                835,522   2,372,117
    Banco di Desio e della Brianza SpA                            19,322      46,666
    BasicNet SpA                                                  13,861      48,438
    BE                                                            54,666      49,705
    Biesse SpA                                                     5,834     120,371
    BPER Banca                                                   358,068   2,036,353
    Brembo SpA                                                    11,209     718,185
    Brunello Cucinelli SpA                                         4,034      91,325
    Buzzi Unicem SpA                                              35,964     886,794

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
ITALY -- (Continued)
#   Cairo Communication SpA                                        6,382 $   24,651
    Cementir Holding SpA                                          38,268    163,875
    Cerved Information Solutions SpA                              59,130    483,917
    CIR-Compagnie Industriali Riunite SpA                        273,909    317,690
    CNH Industrial NV                                             37,663    334,586
    Credito Emiliano SpA                                          75,166    488,497
    Credito Valtellinese SC                                      737,433    386,957
#   d'Amico International Shipping SA                            121,883     32,237
    Danieli & C Officine Meccaniche SpA                            8,213    176,212
    Datalogic SpA                                                  8,090    166,242
    Davide Campari-Milano SpA                                     65,448    656,485
    De' Longhi SpA                                                19,074    476,357
    DeA Capital SpA                                               73,160     96,112
    DiaSorin SpA                                                   7,370    440,040
#*  Ei Towers SpA                                                  6,977    386,100
    El.En. SpA                                                     1,628     39,568
    Enel SpA                                                     161,430    674,878
    Eni SpA                                                      211,731  3,255,537
    Eni SpA Sponsored ADR                                          7,138    220,636
#   ERG SpA                                                       32,746    363,635
    Esprinet SpA                                                  15,324    113,561
*   Eurotech SpA                                                  15,195     22,075
    Falck Renewables SpA                                         156,379    159,322
    Ferrari NV                                                     8,873    553,131
*   Fiat Chrysler Automobiles NV                                 452,754  4,957,411
*   Fincantieri SpA                                              347,770    206,674
    FinecoBank Banca Fineco SpA                                    7,169     42,705
    FNM SpA                                                       72,438     40,177
#   Geox SpA                                                      28,531     61,562
*   Gruppo Editoriale L'Espresso SpA                             126,073    107,212
    Gruppo MutuiOnline SpA                                         4,163     40,299
    Hera SpA                                                     124,323    290,290
    IMMSI SpA                                                     93,687     37,484
    Industria Macchine Automatiche SpA                             6,520    432,163
    Infrastrutture Wireless Italiane SpA                          29,015    137,505
*   Intek Group SpA                                               68,376     15,991
    Interpump Group SpA                                           25,461    478,520
    Intesa Sanpaolo SpA                                          621,281  1,459,302
    Iren SpA                                                     160,842    261,602
*   Italgas SpA                                                   27,659    105,100
    Italmobiliare SpA                                              4,920    243,286
*   Juventus Football Club SpA                                   222,962     74,963
    La Doria SpA                                                   5,392     48,636
*   Leonardo SpA                                                  64,144    826,394
    Luxottica Group SpA                                            2,713    145,668
    Luxottica Group SpA Sponsored ADR                                300     16,068
    Maire Tecnimont SpA                                           50,031    140,952
#   MARR SpA                                                      14,639    284,495
#   Mediaset SpA                                                 178,044    762,790
    Mediobanca SpA                                               238,002  2,049,205
    Moncler SpA                                                   12,823    246,433
    Parmalat SpA                                                  79,702    257,268
#   Piaggio & C SpA                                               76,038    126,479

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
ITALY -- (Continued)
#*  Prelios SpA                                                     12,061 $     1,241
#   Prima Industrie SpA                                              2,010      35,925
    Prysmian SpA                                                    55,310   1,438,777
    Recordati SpA                                                   28,280     805,306
#   Reno de Medici SpA                                             107,923      41,160
    Reply SpA                                                        1,487     190,833
#*  Retelit SpA                                                    105,518     121,838
    Sabaf SpA                                                        1,518      16,982
    SAES Getters SpA                                                 3,181      39,088
*   Safilo Group SpA                                                26,513     196,684
*   Saipem SpA                                                   3,704,103   1,901,984
    Salini Impregilo SpA                                            96,081     299,966
#   Salvatore Ferragamo SpA                                         18,735     495,560
    Saras SpA                                                      212,699     329,477
    SAVE SpA                                                         6,004     121,482
    Servizi Italia SpA                                               2,006       8,003
#*  Snai SpA                                                        24,408      29,670
    Societa Cattolica di Assicurazioni SCRL                        107,349     671,666
    Societa Iniziative Autostradali e Servizi SpA                   22,976     186,999
*   Sogefi SpA                                                      22,695      54,116
    SOL SpA                                                         10,697      96,418
    Tamburi Investment Partners SpA                                 19,827      83,115
*   Telecom Italia SpA                                           1,615,620   1,389,297
*   Telecom Italia SpA Sponsored ADR                                32,914     283,390
#   Tenaris SA                                                      25,512     446,893
    Terna Rete Elettrica Nazionale SpA                             110,241     483,498
#*  Tiscali SpA                                                    665,564      35,053
#   Tod's SpA                                                        4,012     289,769
#*  Trevi Finanziaria Industriale SpA                               75,599      82,638
    TXT e-solutions SpA                                              1,190      11,338
    UniCredit SpA                                                   24,874     678,979
#   Unione di Banche Italiane SpA                                  484,520   1,689,758
    Unipol Gruppo Finanziario SpA                                  277,639   1,026,757
    UnipolSai SpA                                                  846,418   1,765,246
    Vittoria Assicurazioni SpA                                      16,103     181,690
*   Yoox Net-A-Porter Group SpA                                     18,471     463,339
    Zignago Vetro SpA                                                6,560      40,290
                                                                           -----------
TOTAL ITALY                                                                 57,073,866
                                                                           -----------
JAPAN -- (23.5%)
    77 Bank, Ltd. (The)                                            217,000   1,006,732
    A&D Co., Ltd.                                                    9,700      42,333
    ABC-Mart, Inc.                                                   1,100      64,041
#   Accretive Co., Ltd.                                             13,100      49,871
    Achilles Corp.                                                  12,600     186,683
*   Acom Co., Ltd.                                                  13,200      56,775
    AD Works Co., Ltd.                                              13,900       5,284
    Adastria Co., Ltd.                                              12,760     342,421
    ADEKA Corp.                                                     61,100     889,868
    Advan Co., Ltd.                                                  8,400      81,782
    Advanex, Inc.                                                    1,400      23,965
    Advantest Corp.                                                 47,900     893,741
    Aeon Co., Ltd.                                                 193,419   2,795,455

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Aeon Delight Co., Ltd.                                         5,100 $  146,507
    Aeon Fantasy Co., Ltd.                                         5,800    159,668
    AEON Financial Service Co., Ltd.                              17,700    316,877
    Aeon Hokkaido Corp.                                           14,000     76,108
    Aeon Mall Co., Ltd.                                            6,600     95,654
*   AGORA Hospitality Group Co., Ltd.                             34,000     11,417
#   Agro-Kanesho Co., Ltd.                                         5,600     61,996
    Ahresty Corp.                                                 15,300    161,491
#   Ai Holdings Corp.                                              9,600    184,707
    Aica Kogyo Co., Ltd.                                          11,600    302,548
    Aichi Bank, Ltd. (The)                                         4,600    265,997
    Aichi Corp.                                                   16,200    122,262
    Aichi Steel Corp.                                              7,800    341,406
    Aichi Tokei Denki Co., Ltd.                                    1,700     57,624
    Aida Engineering, Ltd.                                        35,500    349,629
    Ain Holdings, Inc.                                             6,800    498,465
    Aiphone Co., Ltd.                                              5,700     96,443
    Air Water, Inc.                                               27,000    499,924
    Airport Facilities Co., Ltd.                                  12,400     66,009
    Aisan Industry Co., Ltd.                                      26,200    220,002
    Aisin Seiki Co., Ltd.                                         27,506  1,258,246
    AIT Corp.                                                      2,600     25,120
    Aizawa Securities Co., Ltd.                                   20,000    114,920
#*  Akebono Brake Industry Co., Ltd.                              53,200    142,644
    Akita Bank, Ltd. (The)                                       103,000    324,150
#   Albis Co., Ltd.                                                2,800     79,332
    Alconix Corp.                                                  6,700    105,879
    Alfresa Holdings Corp.                                        10,600    174,480
    Alinco, Inc.                                                   9,400     87,572
#   Alpen Co., Ltd.                                               11,000    196,313
    Alpha Corp.                                                    1,500     15,196
    Alpha Systems, Inc.                                            2,660     46,247
    Alpine Electronics, Inc.                                      31,200    455,607
    Alps Electric Co., Ltd.                                       39,200  1,044,122
    Alps Logistics Co., Ltd.                                       7,600     48,078
    Altech Corp.                                                   1,500     34,575
    Amada Holdings Co., Ltd.                                      31,600    371,416
    Amano Corp.                                                   25,900    495,882
    Amiyaki Tei Co., Ltd.                                          2,800     98,002
    Amuse, Inc.                                                    7,300    116,377
    Anest Iwata Corp.                                             13,500    131,550
#   Anicom Holdings, Inc.                                          1,000     20,393
    Anritsu Corp.                                                 66,600    459,727
    AOI Electronic Co., Ltd.                                       2,400     74,136
    AOI TYO Holdings, Inc.                                        11,088     83,079
    AOKI Holdings, Inc.                                           27,878    351,035
    Aomori Bank, Ltd. (The)                                      117,000    385,528
    Aoyama Trading Co., Ltd.                                      31,300  1,103,194
    Aozora Bank, Ltd.                                            215,000    783,023
#   Apamanshop Holdings Co., Ltd.                                  5,900     47,981
    Arakawa Chemical Industries, Ltd.                              9,500    157,522
    Arata Corp.                                                    4,100     99,706
    Araya Industrial Co., Ltd.                                    17,000     24,518

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Arcland Sakamoto Co., Ltd.                                    18,400 $  225,309
    Arcland Service Holdings Co., Ltd.                             1,000     27,410
    Arcs Co., Ltd.                                                16,289    367,012
    Ardepro Co., Ltd.                                             29,900     37,321
    Argo Graphics, Inc.                                            4,700    104,987
    Ariake Japan Co., Ltd.                                         3,200    169,625
    Arisawa Manufacturing Co., Ltd.                               27,000    162,667
#*  Arrk Corp.                                                    16,100     17,122
    Artnature, Inc.                                               15,200    101,628
    As One Corp.                                                   3,100    142,555
    Asahi Broadcasting Corp.                                       3,600     24,031
    Asahi Co., Ltd.                                                9,400    110,416
    Asahi Diamond Industrial Co., Ltd.                            36,200    270,970
    Asahi Glass Co., Ltd.                                        203,000  1,508,215
    Asahi Group Holdings, Ltd.                                     7,500    263,922
    Asahi Holdings, Inc.                                          15,400    305,517
    Asahi Intecc Co., Ltd.                                        10,000    406,968
    Asahi Kasei Corp.                                            241,000  2,247,699
    Asahi Kogyosha Co., Ltd.                                       2,400     62,850
    Asahi Yukizai Corp.                                           49,000    102,850
    Asante, Inc.                                                   1,600     24,288
    Asanuma Corp.                                                 42,000    131,867
    Asatsu-DK, Inc.                                               17,400    460,547
#   Ashimori Industry Co., Ltd.                                   43,000     61,380
#   Asia Pile Holdings Corp.                                      16,600     84,564
#   Asics Corp.                                                   11,900    231,809
    ASKA Pharmaceutical Co., Ltd.                                 12,800    192,272
    ASKUL Corp.                                                    2,600     84,505
    Asunaro Aoki Construction Co., Ltd.                            8,200     56,957
    Ateam, Inc.                                                    2,600     49,331
    Atom Corp.                                                    16,000    102,196
    Atsugi Co., Ltd.                                             112,000    123,891
    Autobacs Seven Co., Ltd.                                      31,000    479,792
    Avex Group Holdings, Inc.                                     19,700    296,093
    Awa Bank, Ltd. (The)                                         117,000    729,421
    Axell Corp.                                                    4,700     34,890
    Axial Retailing, Inc.                                          6,100    239,734
    Azbil Corp.                                                   15,100    455,264
    Bandai Namco Holdings, Inc.                                   16,200    446,160
    Bando Chemical Industries, Ltd.                               25,500    228,155
    Bank of Iwate, Ltd. (The)                                     10,300    412,140
    Bank of Kochi, Ltd. (The)                                     45,000     53,661
    Bank of Kyoto, Ltd. (The)                                     83,000    648,848
#   Bank of Nagoya, Ltd. (The)                                    11,000    397,218
    Bank of Okinawa, Ltd. (The)                                   14,000    503,258
    Bank of Saga, Ltd. (The)                                      93,000    237,948
    Bank of the Ryukyus, Ltd.                                     20,100    268,730
    Belc Co., Ltd.                                                 5,400    198,994
    Belluna Co., Ltd.                                             32,400    222,069
    Benefit One, Inc.                                              4,000    101,720
    Benesse Holdings, Inc.                                        14,700    427,854
    Best Denki Co., Ltd.                                          36,100     46,047
    Bic Camera, Inc.                                              31,100    290,483

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    BML, Inc.                                                     11,000 $  265,470
    Bookoff Corp.                                                  4,100     29,611
#   BP Castrol K.K.                                                2,700     39,258
    Bridgestone Corp.                                             13,700    502,460
    Broadband Tower, Inc.                                         19,300     46,463
    Broadleaf Co., Ltd.                                           27,800    172,859
#   BRONCO BILLY Co., Ltd.                                         3,900     95,868
    Brother Industries, Ltd.                                     100,600  1,856,860
    Bunka Shutter Co., Ltd.                                       33,800    272,761
    C Uyemura & Co., Ltd.                                          1,400     63,669
    CAC Holdings Corp.                                             7,800     65,321
#   Calbee, Inc.                                                   3,300    107,425
    Calsonic Kansei Corp.                                         81,000  1,287,704
    Can Do Co., Ltd.                                               3,700     60,284
    Canon Electronics, Inc.                                       13,800    211,434
    Canon Marketing Japan, Inc.                                   17,500    334,018
    Canon, Inc.                                                   21,700    642,024
    Canon, Inc. Sponsored ADR                                      7,971    235,702
    Capcom Co., Ltd.                                              13,600    288,651
    Career Design Center Co., Ltd.                                 1,900     22,144
#   Carlit Holdings Co., Ltd.                                     11,800     58,410
#   Casio Computer Co., Ltd.                                      18,800    259,760
    Cawachi, Ltd.                                                 10,600    272,754
    Central Glass Co., Ltd.                                      131,000    627,719
    Central Security Patrols Co., Ltd.                             1,500     26,048
    Central Sports Co., Ltd.                                       1,300     34,050
    Chiba Bank, Ltd. (The)                                       140,000    915,786
    Chiba Kogyo Bank, Ltd. (The)                                  30,600    158,038
    CHIMNEY Co., Ltd.                                              2,100     52,232
    Chino Corp.                                                    3,300     35,181
    Chiyoda Co., Ltd.                                              5,700    134,778
    Chiyoda Corp.                                                 45,000    302,886
    Chiyoda Integre Co., Ltd.                                      7,400    158,955
    Chofu Seisakusho Co., Ltd.                                    13,900    316,940
    Chori Co., Ltd.                                                6,500    112,788
    Chubu Shiryo Co., Ltd.                                        15,300    141,891
    Chudenko Corp.                                                20,500    435,676
    Chuetsu Pulp & Paper Co., Ltd.                                57,000    126,313
*   Chugai Mining Co., Ltd.                                       36,200      9,280
    Chugai Ro Co., Ltd.                                           48,000     94,304
    Chugoku Bank, Ltd. (The)                                      80,600  1,185,618
    Chugoku Marine Paints, Ltd.                                   37,000    269,140
    Chukyo Bank, Ltd. (The)                                        7,600    155,158
    Chuo Spring Co., Ltd.                                          5,000     14,448
    Ci:z Holdings Co., Ltd.                                        5,800    167,476
    Citizen Watch Co., Ltd.                                      168,000  1,043,258
    CKD Corp.                                                     27,600    368,684
    Clarion Co., Ltd.                                             50,000    188,361
    Cleanup Corp.                                                 12,000     95,188
#   CMIC Holdings Co., Ltd.                                        6,200     82,075
#*  CMK Corp.                                                     36,200    214,873
    Coca-Cola East Japan Co., Ltd.                                27,072    589,551
    Coca-Cola West Co., Ltd.                                      37,600  1,091,396

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Coco's Japan Co., Ltd.                                         1,400 $   24,391
    Cocokara fine, Inc.                                            8,100    336,716
#   COLOPL, Inc.                                                  14,600    126,278
#   Colowide Co., Ltd.                                            16,400    274,938
    Computer Engineering & Consulting, Ltd.                        5,400     89,101
    Computer Institute of Japan, Ltd.                              8,700     40,038
    COMSYS Holdings Corp.                                         38,400    705,885
    Concordia Financial Group, Ltd.                              210,738  1,111,521
    CONEXIO Corp.                                                  7,800    102,327
#*  COOKPAD, Inc.                                                 10,200     91,066
    Corona Corp.                                                  10,000    100,911
    Cosel Co., Ltd.                                               11,900    139,058
    Cosmo Energy Holdings Co., Ltd.                               41,900    725,105
    Cosmos Initia Co., Ltd.                                        6,700     24,620
    Cosmos Pharmaceutical Corp.                                    1,000    184,666
    CRE, Inc.                                                      1,000     13,489
#   Create Restaurants Holdings, Inc.                              9,600     83,951
    Create SD Holdings Co., Ltd.                                   6,600    145,577
    Credit Saison Co., Ltd.                                       40,200    732,443
    Cresco, Ltd.                                                   2,400     55,037
#   CROOZ, Inc.                                                    3,000     79,106
    CTI Engineering Co., Ltd.                                      8,100     75,292
    CyberAgent, Inc.                                               5,200    128,849
#   Cybernet Systems Co., Ltd.                                     9,200     54,419
#*  D.A. Consortium Holdings, Inc.                                10,800     81,085
    Dai Nippon Printing Co., Ltd.                                 79,000    803,715
    Dai Nippon Toryo Co., Ltd.                                    88,000    186,257
    Dai-Dan Co., Ltd.                                             12,000    101,842
    Dai-ichi Life Holdings, Inc.                                  59,600  1,080,482
    Dai-ichi Seiko Co., Ltd.                                       7,000     83,278
    Daibiru Corp.                                                 32,800    297,515
    Daicel Corp.                                                  44,400    490,979
    Daido Kogyo Co., Ltd.                                         22,000     49,838
    Daido Metal Co., Ltd.                                         18,600    173,220
    Daido Steel Co., Ltd.                                        196,000    890,048
#   Daidoh, Ltd.                                                  17,900     70,041
    Daifuku Co., Ltd.                                             25,500    563,717
#   Daihatsu Diesel Manufacturing Co., Ltd.                       13,000     78,022
    Daihen Corp.                                                  54,000    346,867
    Daiho Corp.                                                   53,000    244,862
    Daiichi Jitsugyo Co., Ltd.                                    31,000    186,733
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                         2,100     71,886
    Daiichi Sankyo Co., Ltd.                                      11,500    257,290
    Daiichikosho Co., Ltd.                                        12,100    480,813
    Daiken Corp.                                                   8,800    166,432
#   Daiken Medical Co., Ltd.                                       6,000     42,732
    Daiki Aluminium Industry Co., Ltd.                            25,000    117,520
    Daikin Industries, Ltd.                                        5,800    575,722
#   Daikoku Denki Co., Ltd.                                        5,700     86,120
    Daikokutenbussan Co., Ltd.                                     2,100     97,569
#*  Daikokuya Holdings Co., Ltd.                                  72,800     52,831
    Daikyo, Inc.                                                 186,000    381,975
    Daikyonishikawa Corp.                                         15,700    204,788

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
#   Dainichi Co., Ltd.                                             3,500 $   22,508
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.       40,000    240,241
#   Daio Paper Corp.                                              49,000    549,922
    Daisan Bank, Ltd. (The)                                        8,500    130,982
    Daiseki Co., Ltd.                                              8,700    173,808
    Daishi Bank, Ltd. (The)                                      192,000    847,541
    Daishinku Corp.                                                5,500     69,540
    Daisue Construction Co., Ltd.                                  2,600     22,737
    Daisyo Corp.                                                   2,000     27,831
    Daito Bank, Ltd. (The)                                        39,000     57,608
    Daito Pharmaceutical Co., Ltd.                                 6,960    138,855
    Daito Trust Construction Co., Ltd.                             4,100    573,177
    Daitron Co., Ltd.                                              2,600     22,193
    Daiwa House Industry Co., Ltd.                                18,100    490,187
    Daiwa Industries, Ltd.                                        18,800    163,023
    Daiwa Securities Group, Inc.                                 262,447  1,673,435
    Daiwabo Holdings Co., Ltd.                                    96,000    237,122
#   DCM Holdings Co., Ltd.                                        67,300    603,909
    Dena Co., Ltd.                                                22,400    500,513
    Denka Co., Ltd.                                              241,000  1,186,171
    Denki Kogyo Co., Ltd.                                         37,000    190,192
    Denso Corp.                                                    9,600    415,723
    Dentsu, Inc.                                                   2,600    120,170
    Denyo Co., Ltd.                                               10,900    159,052
    Descente, Ltd.                                                13,900    157,934
*   Dexerials Corp.                                               14,000    153,814
    DIC Corp.                                                     20,000    619,344
    Digital Arts, Inc.                                             1,800     47,784
    Digital Garage, Inc.                                             600     11,049
    Disco Corp.                                                    2,400    306,441
    DKS Co., Ltd.                                                 28,000     97,397
#   DMG Mori Co., Ltd.                                            66,900    914,181
    Don Quijote Holdings Co., Ltd.                                 4,700    170,588
    Doshisha Co., Ltd.                                            11,800    226,251
    Doutor Nichires Holdings Co., Ltd.                            15,700    299,282
    Dowa Holdings Co., Ltd.                                      134,000  1,137,303
    DSB Co., Ltd.                                                  4,700     26,065
    DTS Corp.                                                     12,600    285,133
    Dunlop Sports Co., Ltd.                                        6,700     61,566
    Duskin Co., Ltd.                                              25,800    562,830
    DyDo Group Holdings, Inc.                                      3,800    200,550
    Dynic Corp.                                                    5,000      8,543
    Eagle Industry Co., Ltd.                                      14,600    195,966
#   Earth Chemical Co., Ltd.                                       1,700     72,754
#   Ebara Corp.                                                   34,400  1,060,941
    Ebara Jitsugyo Co., Ltd.                                       4,100     49,116
    Eco's Co., Ltd.                                                3,500     38,789
#   EDION Corp.                                                   49,500    475,186
    eGuarantee, Inc.                                               1,200     29,004
#   Ehime Bank, Ltd. (The)                                        19,600    235,964
    Eidai Co., Ltd.                                               12,000     54,617
    Eighteenth Bank, Ltd. (The)                                   84,000    259,631
    Eiken Chemical Co., Ltd.                                       5,900    152,360

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Eizo Corp.                                                    11,200 $  315,469
    Elecom Co., Ltd.                                              11,000    186,803
    Elematec Corp.                                                 5,574     94,585
    en-japan, Inc.                                                 6,800    122,837
    Endo Lighting Corp.                                            5,600     44,659
    Enplas Corp.                                                   6,300    186,256
#*  Enshu, Ltd.                                                   31,000     27,738
    EPS Holdings, Inc.                                            10,200    129,257
#   ES-Con Japan, Ltd.                                            11,700     39,771
    ESPEC Corp.                                                   16,000    181,525
    Excel Co., Ltd.                                                5,800     77,011
    Exedy Corp.                                                   19,100    517,210
#   Ezaki Glico Co., Ltd.                                          6,600    302,134
#   F-Tech, Inc.                                                   7,000     79,253
#   F@N Communications, Inc.                                      17,500    113,840
    Faith, Inc.                                                    4,300     49,957
    FALCO HOLDINGS Co., Ltd.                                       5,600     74,400
    FamilyMart UNY Holdings Co., Ltd.                             20,519  1,300,043
    Fancl Corp.                                                   10,600    146,347
    FCC Co., Ltd.                                                 21,700    393,099
#*  FDK Corp.                                                     29,000     23,872
    Feed One Co., Ltd.                                            33,840     52,139
    Ferrotec Corp.                                                21,900    314,077
    FIDEA Holdings Co., Ltd.                                     108,800    199,096
    Fields Corp.                                                   8,900     97,628
#   Financial Products Group Co., Ltd.                            20,600    184,374
#   FINDEX, Inc.                                                   6,400     52,443
*   First Baking Co., Ltd.                                         4,000      4,565
    First Juken Co., Ltd.                                          2,900     36,470
    FJ Next Co., Ltd.                                              4,800     31,605
    Foster Electric Co., Ltd.                                     17,400    272,326
    FP Corp.                                                       6,300    300,680
    France Bed Holdings Co., Ltd.                                 11,400     93,982
    Freund Corp.                                                   3,800     50,290
#   FTGroup Co., Ltd.                                              6,300     40,784
    Fudo Tetra Corp.                                             108,600    199,199
    Fuji Co., Ltd.                                                 8,900    185,204
    Fuji Corp.                                                     2,000     35,924
    Fuji Corp., Ltd.                                              15,200    101,332
    Fuji Electric Co., Ltd.                                      148,000    876,815
    Fuji Furukawa Engineering & Construction Co., Ltd.             2,000      6,072
    Fuji Heavy Industries, Ltd.                                    1,400     56,023
    Fuji Kiko Co., Ltd.                                           14,100     57,125
    Fuji Kosan Co., Ltd.                                             100        406
#   Fuji Kyuko Co., Ltd.                                          15,000    142,168
    Fuji Machine Manufacturing Co., Ltd.                          40,600    510,154
    Fuji Media Holdings, Inc.                                     19,500    282,528
*   Fuji Oil Co., Ltd.                                            44,900    160,734
    Fuji Oil Holdings, Inc.                                       31,800    636,539
    Fuji Pharma Co., Ltd.                                          2,600     63,592
    Fuji Seal International, Inc.                                 19,200    407,677
    Fuji Soft, Inc.                                               14,100    346,816
    Fujibo Holdings, Inc.                                          7,700    229,228

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Fujicco Co., Ltd.                                              6,400 $  141,955
    FUJIFILM Holdings Corp.                                       23,400    906,171
    Fujikura Kasei Co., Ltd.                                      13,600     79,815
#   Fujikura Rubber, Ltd.                                         10,600     61,694
    Fujikura, Ltd.                                               178,000  1,127,079
    Fujimi, Inc.                                                   8,800    193,181
    Fujimori Kogyo Co., Ltd.                                       7,600    199,833
#   Fujisash Co., Ltd.                                            46,300     41,400
#   Fujishoji Co., Ltd.                                            4,500     47,443
#   Fujita Kanko, Inc.                                            16,000     50,204
    Fujitec Co., Ltd.                                             28,000    329,066
    Fujitsu Frontech, Ltd.                                         8,000    103,912
    Fujitsu General, Ltd.                                         18,000    354,094
    Fujitsu, Ltd.                                                141,000    819,486
    Fujiya Co., Ltd.                                              18,000     35,874
    FuKoKu Co., Ltd.                                               4,000     32,762
    Fukuda Corp.                                                  13,000    127,560
    Fukuda Denshi Co., Ltd.                                          300     17,096
    Fukui Bank, Ltd. (The)                                       177,000    458,602
    Fukuoka Financial Group, Inc.                                180,000    794,572
    Fukushima Bank, Ltd. (The)                                   139,000    116,791
    Fukushima Industries Corp.                                     8,600    272,306
#   Fukuyama Transporting Co., Ltd.                               97,000    534,395
    FULLCAST Holdings Co., Ltd..                                   1,500     12,525
    Fumakilla, Ltd.                                                6,000     39,729
#   Funai Electric Co., Ltd.                                      16,300    130,830
    Funai Soken Holdings, Inc.                                     4,440     68,837
#   Furukawa Battery Co., Ltd. (The)                               9,000     59,760
    Furukawa Co., Ltd.                                           180,000    351,623
    Furukawa Electric Co., Ltd.                                   43,000  1,459,005
    Furuno Electric Co., Ltd.                                     21,700    143,593
    Furusato Industries, Ltd.                                      6,200     92,045
    Furuya Metal Co., Ltd.                                           400      6,378
    Fuso Chemical Co., Ltd.                                        1,800     39,827
    Fuso Pharmaceutical Industries, Ltd.                           5,400    135,539
    Futaba Corp.                                                  20,900    364,931
    Futaba Industrial Co., Ltd.                                   34,900    207,467
    Future Corp.                                                  18,400    129,270
    Fuyo General Lease Co., Ltd.                                  11,800    586,893
    G-7 Holdings, Inc.                                             2,500     45,308
    G-Tekt Corp.                                                  10,700    200,956
    Gakken Holdings Co., Ltd.                                     30,000     82,897
    GCA Corp.                                                      6,800     49,627
    Gecoss Corp.                                                  10,100     95,653
    Genki Sushi Co., Ltd.                                          1,600     30,911
#   Genky Stores, Inc.                                             2,400    131,337
#   Geo Holdings Corp.                                            22,400    258,773
    Gfoot Co., Ltd.                                                4,200     30,517
    Giken, Ltd.                                                    2,500     45,865
    GLOBERIDE, Inc.                                                5,700     93,340
    Glory, Ltd.                                                   16,700    521,741
    GMO internet, Inc.                                            25,600    371,631
#   GMO Payment Gateway, Inc.                                      4,400    218,844

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Godo Steel, Ltd.                                               8,500 $  143,961
    Goldcrest Co., Ltd.                                           12,390    220,156
    Gourmet Kineya Co., Ltd.                                       5,000     44,773
    Grandy House Corp.                                             3,100     11,496
    Gree, Inc.                                                    60,200    324,718
    GS Yuasa Corp.                                               117,000    484,408
    GSI Creos Corp.                                               26,000     31,079
    Gun-Ei Chemical Industry Co., Ltd.                             3,000     94,131
*   GungHo Online Entertainment, Inc.                             32,700     71,006
    Gunma Bank, Ltd. (The)                                       206,700  1,127,505
    Gunze, Ltd.                                                  117,000    402,219
    Gurunavi, Inc.                                                11,200    247,455
    H-One Co., Ltd.                                               14,600    133,765
    H2O Retailing Corp.                                           50,900    842,403
    Hachijuni Bank, Ltd. (The)                                   180,000  1,059,470
    Hagihara Industries, Inc.                                      2,900     67,162
    Hagiwara Electric Co., Ltd.                                    4,200     79,016
    Hakudo Co., Ltd.                                               1,500     20,436
    Hakuhodo DY Holdings, Inc.                                    31,100    382,637
    Hakuto Co., Ltd.                                               8,400     76,310
    Hamakyorex Co., Ltd.                                          10,400    199,546
    Hamamatsu Photonics K.K.                                       8,700    251,253
    Handsman Co., Ltd.                                             3,100     49,729
#   Haneda Zenith Holdings Co., Ltd.                              23,300     61,194
    Hankyu Hanshin Holdings, Inc.                                 15,600    529,306
    Hanwa Co., Ltd.                                              114,000    777,552
    Happinet Corp.                                                14,500    165,169
    Hard Off Corp. Co., Ltd.                                       6,800     70,717
    Harima Chemicals Group, Inc.                                   8,800     60,495
#   Harmonic Drive Systems, Inc.                                   7,200    217,011
    Haruyama Holdings, Inc.                                          300      2,435
    Haseko Corp.                                                  23,800    262,312
*   Hayashikane Sangyo Co., Ltd.                                   3,800     28,979
    Hazama Ando Corp.                                             68,850    480,427
    Heiwa Corp.                                                   18,800    453,253
    Heiwa Real Estate Co., Ltd.                                   24,500    340,489
    Heiwado Co., Ltd.                                             18,100    417,096
#   Helios Techno Holdings Co., Ltd.                               7,200     36,951
    HI-LEX Corp.                                                  11,000    288,211
    Hibiya Engineering, Ltd.                                      13,900    209,165
    Hiday Hidaka Corp.                                             3,939     93,756
    Hikari Tsushin, Inc.                                           2,300    210,184
#   Himaraya Co., Ltd.                                             1,900     14,419
    Hino Motors, Ltd.                                             15,400    162,476
    Hioki EE Corp.                                                 5,500    105,902
    Hirakawa Hewtech Corp.                                         4,000     45,786
#   Hiramatsu, Inc.                                               11,500     66,790
    Hirano Tecseed Co., Ltd.                                       4,900     64,622
#   Hirata Corp.                                                   1,000     68,317
    Hirose Electric Co., Ltd.                                      1,100    143,197
    Hiroshima Bank, Ltd. (The)                                   258,000  1,205,432
    Hiroshima Gas Co., Ltd.                                        6,900     22,429
#   HIS Co., Ltd.                                                  7,400    197,479

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Hisaka Works, Ltd.                                            15,400 $  127,962
    Hisamitsu Pharmaceutical Co., Inc.                             2,100    109,621
    Hitachi Capital Corp.                                         26,700    685,426
    Hitachi Chemical Co., Ltd.                                    35,400  1,005,043
    Hitachi Construction Machinery Co., Ltd.                      47,600  1,094,688
    Hitachi High-Technologies Corp.                               12,100    518,292
    Hitachi Koki Co., Ltd.                                        32,400    248,810
    Hitachi Kokusai Electric, Inc.                                12,600    282,976
    Hitachi Maxell, Ltd.                                          22,900    462,236
    Hitachi Metals, Ltd.                                          41,910    581,003
    Hitachi Transport System, Ltd.                                24,500    500,023
    Hitachi Zosen Corp.                                          110,840    582,285
    Hitachi, Ltd.                                                329,000  1,883,674
    Hitachi, Ltd. ADR                                              4,900    279,398
    Hito Communications, Inc.                                      1,200     17,144
    Hochiki Corp.                                                  8,900    110,615
    Hodogaya Chemical Co., Ltd.                                    4,900    120,778
    Hogy Medical Co., Ltd.                                         3,800    232,015
    Hokkaido Electric Power Co., Inc.                             23,700    171,726
    Hokkaido Gas Co., Ltd.                                        12,000     29,442
    Hokkan Holdings, Ltd.                                         23,000     93,995
    Hokko Chemical Industry Co., Ltd.                             11,000     45,892
    Hokkoku Bank, Ltd. (The)                                     170,000    648,159
    Hokuetsu Bank, Ltd. (The)                                     11,900    281,292
    Hokuetsu Industries Co., Ltd.                                  9,900     75,301
    Hokuetsu Kishu Paper Co., Ltd.                                81,500    494,529
    Hokuhoku Financial Group, Inc.                                58,400  1,000,505
    Hokuriku Electric Industry Co., Ltd.                          39,000     47,969
    Hokuriku Electric Power Co.                                    8,500     85,640
    Hokuriku Electrical Construction Co., Ltd.                     5,300     41,530
    Hokuto Corp.                                                   8,400    151,995
    Honda Motor Co., Ltd.                                        108,123  3,217,621
    Honda Motor Co., Ltd. Sponsored ADR                           23,840    708,525
    Honeys Co., Ltd.                                              11,470    109,761
    Honshu Chemical Industry Co., Ltd.                             1,000      7,128
    Hoosiers Holdings                                             18,400     98,761
    Horiba, Ltd.                                                  13,500    710,484
    Hoshizaki Corp.                                                2,800    228,175
    Hosiden Corp.                                                 44,900    347,008
    Hosokawa Micron Corp.                                         20,000    140,210
    House Foods Group, Inc.                                       22,400    480,679
#   Howa Machinery, Ltd.                                           7,500     48,674
    Hulic Co., Ltd.                                                7,300     71,182
    Hurxley Corp.                                                  2,400     23,315
    Hyakugo Bank, Ltd. (The)                                     176,000    722,909
    Hyakujushi Bank, Ltd. (The)                                  155,000    515,246
    I-Net Corp.                                                    7,700     83,088
    I-O Data Device, Inc.                                          6,200     71,844
    Ibiden Co., Ltd.                                              74,400  1,058,139
    IBJ Leasing Co., Ltd.                                         17,000    372,236
    Ichibanya Co., Ltd.                                              934     30,688
    Ichigo, Inc.                                                  30,900    100,250
    Ichiken Co., Ltd.                                             15,000     61,503

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Ichikoh Industries, Ltd.                                      36,000 $  135,866
    Ichinen Holdings Co., Ltd.                                    11,800    115,792
    Ichiyoshi Securities Co., Ltd.                                16,300    126,555
    Icom, Inc.                                                     6,100    122,956
    Idec Corp.                                                    11,400    117,028
    Idemitsu Kosan Co., Ltd.                                      38,200  1,181,199
#   IDOM, Inc.                                                    33,200    217,314
    Ihara Chemical Industry Co., Ltd.                             10,000     92,650
*   IHI Corp.                                                    213,000    573,568
    Iida Group Holdings Co., Ltd.                                 11,820    221,214
    Iino Kaiun Kaisha, Ltd.                                       65,700    268,308
#   IJT Technology Holdings Co., Ltd.                              6,700     30,166
    Ikegami Tsushinki Co., Ltd.                                   69,000     97,663
#   Imagica Robot Holdings, Inc.                                   9,100     59,316
    Imasen Electric Industrial                                    10,900     96,476
    Imperial Hotel, Ltd.                                             400      7,395
    Inaba Denki Sangyo Co., Ltd.                                  11,300    400,641
    Inaba Seisakusho Co., Ltd.                                     7,400     85,836
    Inabata & Co., Ltd.                                           31,400    358,287
    Inageya Co., Ltd.                                              8,700    118,132
    Ines Corp.                                                    16,800    171,419
    Infocom Corp.                                                  8,800    128,034
    Information Services International-Dentsu, Ltd.                8,500    156,539
    Innotech Corp.                                                 9,300     50,719
    Inpex Corp.                                                  109,100  1,070,619
    Intage Holdings, Inc.                                          3,700     68,784
    Internet Initiative Japan, Inc.                               20,400    328,075
    Inui Global Logistics Co., Ltd.                                9,495     80,824
    Iriso Electronics Co., Ltd.                                    3,900    218,103
    Ise Chemicals Corp.                                            7,000     30,640
#   Iseki & Co., Ltd.                                            138,000    273,603
    Isetan Mitsukoshi Holdings, Ltd.                              90,100  1,053,924
*   Ishihara Sangyo Kaisha, Ltd.                                  23,400    190,936
    Ishii Iron Works Co., Ltd.                                     1,900     30,361
#   Ishizuka Glass Co., Ltd.                                       3,000      5,872
    Isuzu Motors, Ltd.                                            58,300    782,264
    Itfor, Inc.                                                   14,600     79,145
    Ito En, Ltd.                                                   9,100    302,408
    ITOCHU Corp.                                                  71,200    980,844
    Itochu Enex Co., Ltd.                                         31,700    256,959
    Itochu Techno-Solutions Corp.                                  6,800    182,913
    Itochu-Shokuhin Co., Ltd.                                      3,800    146,000
*   Itoham Yonekyu Holdings, Inc.                                 62,478    553,349
    Itoki Corp.                                                   33,553    215,852
    IwaiCosmo Holdings, Inc.                                      12,600    119,797
    Iwaki & Co., Ltd.                                             18,000     47,197
    Iwasaki Electric Co., Ltd.                                    43,000     72,795
    Iwatani Corp.                                                 84,000    467,981
*   Iwatsu Electric Co., Ltd.                                     95,000     73,880
    Iwatsuka Confectionery Co., Ltd.                                 800     31,428
#   Iyo Bank, Ltd. (The)                                         141,082    946,684
    Izumi Co., Ltd.                                                2,600    110,247
*   Izutsuya Co., Ltd.                                            11,800     41,501

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    J Front Retailing Co., Ltd.                                   79,000 $1,140,105
    J Trust Co., Ltd.                                             43,500    469,131
    J-Oil Mills, Inc.                                              7,700    266,902
    JAC Recruitment Co., Ltd.                                      1,800     21,775
    Jaccs Co., Ltd.                                               90,000    407,518
    Jafco Co., Ltd.                                               21,300    718,446
    Jalux, Inc.                                                    5,400     98,802
#   Jamco Corp.                                                    4,900    109,303
#*  Janome Sewing Machine Co., Ltd.                               10,900     80,852
#   Japan Airport Terminal Co., Ltd.                               6,800    243,120
    Japan Asia Group, Ltd.                                        16,900     64,760
#   Japan Aviation Electronics Industry, Ltd.                     22,000    269,198
#   Japan Cash Machine Co., Ltd.                                   7,800    104,355
#*  Japan Display, Inc.                                          243,600    661,374
#   Japan Drilling Co., Ltd.                                       5,700    120,669
    Japan Exchange Group, Inc.                                    22,200    329,971
    Japan Foundation Engineering Co., Ltd.                        10,900     33,394
#   Japan Material Co., Ltd.                                       3,400     51,256
    Japan Medical Dynamic Marketing, Inc.                          7,200     56,975
    Japan Petroleum Exploration Co., Ltd.                          5,900    132,534
#   Japan Property Management Center Co., Ltd.                     3,300     37,623
    Japan Pulp & Paper Co., Ltd.                                  70,000    227,294
    Japan Radio Co., Ltd.                                         10,800    125,402
    Japan Securities Finance Co., Ltd.                            64,000    343,313
    Japan Steel Works, Ltd. (The)                                 30,200    567,057
    Japan Transcity Corp.                                         20,000     76,468
    Japan Wool Textile Co., Ltd. (The)                            38,400    300,694
    Jastec Co., Ltd.                                               6,900     64,975
    JBCC Holdings, Inc.                                            9,600     68,941
    JCU Corp.                                                      2,700    140,533
    Jeol, Ltd.                                                    49,000    245,877
    JFE Holdings, Inc.                                            81,760  1,431,135
    JGC Corp.                                                     17,400    302,053
    Jimoto Holdings, Inc.                                         79,600    134,585
    Jin Co., Ltd.                                                  3,700    188,522
    JK Holdings Co., Ltd.                                          8,400     44,332
    JMS Co., Ltd.                                                 21,000     61,235
    Joban Kosan Co., Ltd.                                          3,000     42,751
    Joshin Denki Co., Ltd.                                        18,000    167,380
    Joyful Honda Co., Ltd.                                         9,300    257,206
#   JP-Holdings, Inc.                                             11,100     25,713
    JSP Corp.                                                      5,100    118,347
    JSR Corp.                                                     36,000    617,018
    JTEKT Corp.                                                   22,400    367,888
    Juki Corp.                                                    18,500    199,043
    Juroku Bank, Ltd. (The)                                      188,000    651,724
    Justsystems Corp.                                             14,300    156,975
    JVC Kenwood Corp.                                             80,970    219,034
    JX Holdings, Inc.                                            328,370  1,548,585
    K&O Energy Group, Inc.                                        10,700    168,673
#   K's Holdings Corp.                                            26,160    472,071
    kabu.com Securities Co., Ltd.                                 64,000    218,329
*   Kadokawa Dwango                                               25,677    396,810

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Kaga Electronics Co., Ltd.                                    11,900 $  206,756
    Kagome Co., Ltd.                                               6,600    169,968
    Kajima Corp.                                                  27,843    194,061
#   Kakaku.com, Inc.                                               8,800    159,305
    Kaken Pharmaceutical Co., Ltd.                                 6,000    305,030
#   Kakiyasu Honten Co., Ltd.                                      2,100     36,759
    Kameda Seika Co., Ltd.                                         2,700    126,762
    Kamei Corp.                                                   14,100    159,994
    Kamigumi Co., Ltd.                                            65,000    631,849
    Kanaden Corp.                                                  9,100     82,401
    Kanagawa Chuo Kotsu Co., Ltd.                                 14,000     90,240
    Kanamoto Co., Ltd.                                            13,700    356,511
    Kandenko Co., Ltd.                                            65,000    603,878
    Kaneka Corp.                                                 110,000    947,782
    Kanematsu Corp.                                              275,000    484,373
    Kansai Paint Co., Ltd.                                        12,000    233,111
#   Kansai Super Market, Ltd.                                      1,100     14,323
    Kansai Urban Banking Corp.                                    16,600    217,473
    Kanto Denka Kogyo Co., Ltd.                                   19,000    180,670
#   Kappa Create Co., Ltd.                                        10,100    118,502
    Kasai Kogyo Co., Ltd.                                         17,000    196,314
    Katakura Industries Co., Ltd.                                 14,900    174,245
    Kato Sangyo Co., Ltd.                                         16,100    386,700
    Kato Works Co., Ltd.                                           6,800    181,509
#   KAWADA TECHNOLOGIES, Inc.                                      2,500    179,451
    Kawai Musical Instruments Manufacturing Co., Ltd.              5,000     99,427
    Kawasaki Heavy Industries, Ltd.                              119,000    372,375
#   Kawasaki Kisen Kaisha, Ltd.                                  572,000  1,390,853
    Kawasumi Laboratories, Inc.                                   13,100     77,681
    KDDI Corp.                                                    12,300    330,481
    Keihan Holdings Co., Ltd.                                     89,000    592,828
    Keihanshin Building Co., Ltd.                                 23,500    124,857
    Keihin Co., Ltd.                                              35,000     47,438
    Keihin Corp.                                                  27,000    477,820
    Keisei Electric Railway Co., Ltd.                              7,000    165,734
    Keiyo Bank, Ltd. (The)                                       147,000    676,503
#   Keiyo Co., Ltd.                                               25,300    128,649
#   Kenedix, Inc.                                                 78,000    291,579
    Kenko Mayonnaise Co., Ltd.                                     7,800    208,052
    Kewpie Corp.                                                  11,500    287,465
    Key Coffee, Inc.                                               7,600    142,289
#   KFC Holdings Japan, Ltd.                                       4,700     81,357
*   KI Holdings Co., Ltd.                                          6,000     17,494
    Kikkoman Corp.                                                 7,000    220,369
    Kimoto Co., Ltd.                                              41,300     90,639
    Kimura Chemical Plants Co., Ltd.                               2,700      8,320
    Kinden Corp.                                                  38,900    494,076
#   Kinki Sharyo Co., Ltd.                                         2,400     55,649
*   Kintetsu Department Store Co., Ltd.                           11,000     34,661
    Kintetsu World Express, Inc.                                  23,300    320,870
    Kirin Holdings Co., Ltd.                                      27,780    455,195
    Kirindo Holdings Co., Ltd.                                     1,000      7,565
    Kissei Pharmaceutical Co., Ltd.                               19,800    485,744

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Kita-Nippon Bank, Ltd. (The)                                   4,500 $  123,459
    Kitagawa Iron Works Co., Ltd.                                  6,300    136,946
    Kitano Construction Corp.                                     27,000     76,516
#   Kito Corp.                                                     9,800    109,737
    Kitz Corp.                                                    60,500    368,494
    Kiyo Bank, Ltd. (The)                                         39,900    635,524
#*  KLab, Inc.                                                    11,300     62,570
*   KNT-CT Holdings Co., Ltd.                                     76,000     98,174
    Koa Corp.                                                     19,300    226,322
    Koatsu Gas Kogyo Co., Ltd.                                    16,900    109,811
    Kobayashi Pharmaceutical Co., Ltd.                             3,400    151,530
#   Kobe Bussan Co., Ltd.                                          3,200    103,503
*   Kobe Electric Railway Co., Ltd.                                2,000      6,802
*   Kobe Steel, Ltd.                                             105,500  1,026,188
    Kobelco Eco-Solutions Co., Ltd.                                3,000     13,288
    Kohnan Shoji Co., Ltd.                                        16,400    305,826
    Kohsoku Corp.                                                  8,100     77,730
    Koito Manufacturing Co., Ltd.                                 10,500    556,979
*   Kojima Co., Ltd.                                              19,200     46,425
#   Kokusai Co., Ltd.                                              2,800     21,087
    Kokuyo Co., Ltd.                                              52,300    645,826
#   KOMAIHALTEC, Inc.                                              2,699     50,385
    Komatsu Seiren Co., Ltd.                                      22,500    143,944
    Komatsu Wall Industry Co., Ltd.                                3,200     54,849
    Komatsu, Ltd.                                                 32,900    779,026
#   Komehyo Co., Ltd.                                              5,700     63,790
    Komeri Co., Ltd.                                              22,200    522,748
    Komori Corp.                                                  35,900    492,979
    Konaka Co., Ltd.                                              15,800     81,532
    Konami Holdings Corp.                                         14,800    591,841
    Kondotec, Inc.                                                10,300     78,101
    Konica Minolta, Inc.                                          99,900  1,034,867
    Konishi Co., Ltd.                                             17,600    203,864
    Konoike Transport Co., Ltd.                                   18,100    238,770
#*  Kosaido Co., Ltd.                                              2,000      7,229
    Kose Corp.                                                     3,900    332,117
    Kosei Securities Co., Ltd. (The)                              29,000     49,617
    Koshidaka Holdings Co., Ltd.                                   3,800     77,974
    Kotobuki Spirits Co., Ltd.                                     5,100    123,476
#   Kourakuen Holdings Corp.                                       2,200     31,630
    Krosaki Harima Corp.                                          35,000    123,328
    KRS Corp.                                                      3,900     84,576
    KU Holdings Co., Ltd.                                            800      6,106
    Kubota Corp.                                                  22,000    349,740
    Kumagai Gumi Co., Ltd.                                       150,000    430,123
#   Kumiai Chemical Industry Co., Ltd.                            28,900    168,835
    Kura Corp.                                                     4,200    175,168
    Kurabo Industries, Ltd.                                      122,000    253,808
    Kuraray Co., Ltd.                                             60,000    950,999
    Kureha Corp.                                                  10,100    428,342
    Kurimoto, Ltd.                                                 7,800    162,703
    Kurita Water Industries, Ltd.                                 16,400    389,037
    Kuriyama Holdings Corp.                                        4,000     65,224

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Kuroda Electric Co., Ltd.                                     19,700 $  406,355
    Kusuri no Aoki Holdings Co., Ltd.                              4,500    192,299
    KYB Corp.                                                    131,000    637,825
    Kyocera Corp.                                                 14,700    765,293
    Kyocera Corp. Sponsored ADR                                    2,904    158,849
    Kyodo Printing Co., Ltd.                                      47,000    166,259
    Kyoei Steel, Ltd.                                             14,100    284,342
    Kyokuto Boeki Kaisha, Ltd.                                    20,000     42,889
    Kyokuto Kaihatsu Kogyo Co., Ltd.                              21,400    307,868
    Kyokuto Securities Co., Ltd.                                  10,400    150,558
#   Kyokuyo Co., Ltd.                                              5,300    127,770
    KYORIN Holdings, Inc.                                         21,300    467,313
#   Kyoritsu Maintenance Co., Ltd.                                 4,020    262,201
    Kyoritsu Printing Co., Ltd.                                   23,500     68,274
    Kyosan Electric Manufacturing Co., Ltd.                       29,000    103,802
    Kyowa Electronics Instruments Co., Ltd.                       11,500     41,735
    Kyowa Exeo Corp.                                              45,000    665,914
    Kyowa Hakko Kirin Co., Ltd.                                    9,000    121,873
    Kyowa Leather Cloth Co., Ltd.                                  7,200     56,627
    Kyudenko Corp.                                                23,000    624,123
    Kyushu Financial Group, Inc.                                 183,680  1,265,586
    LAC Co., Ltd.                                                  6,100     64,729
#*  Laox Co., Ltd.                                                21,800    134,701
    Lasertec Corp.                                                11,800    246,133
#   Lawson, Inc.                                                   2,300    167,884
#   LEC, Inc.                                                      2,400     78,214
    Leopalace21 Corp.                                             94,500    541,337
    Life Corp.                                                     5,000    144,579
#   Linical Co., Ltd.                                              3,500     40,265
    Link And Motivation, Inc.                                     20,000     78,957
    Lintec Corp.                                                  27,500    615,451
    Lion Corp.                                                    33,000    573,977
    LIXIL Group Corp.                                             14,200    331,551
    Lonseal Corp.                                                    800     16,533
    Look, Inc.                                                    15,000     23,798
*   M&A Capital Partners Co., Ltd.                                   500     18,261
    M3, Inc.                                                       6,800    182,694
#   Mabuchi Motor Co., Ltd.                                        1,300     66,826
    Macnica Fuji Electronics Holdings, Inc.                       23,050    324,748
    Maeda Corp.                                                   77,000    671,260
    Maeda Kosen Co., Ltd.                                         12,200    140,053
    Maeda Road Construction Co., Ltd.                             36,000    622,288
    Maezawa Kasei Industries Co., Ltd.                             7,500     79,760
    Maezawa Kyuso Industries Co., Ltd.                             3,100     41,888
    Makino Milling Machine Co., Ltd.                              71,000    621,270
    Makita Corp.                                                   3,400    236,153
    Makita Corp. Sponsored ADR                                     1,988    135,582
    Mamezou Holdings Co., Ltd.                                     9,700     86,810
    Mamiya-Op Co., Ltd.                                            2,699     29,491
    Mandom Corp.                                                   3,600    169,922
    Mani, Inc.                                                     4,200    101,415
    Mars Engineering Corp.                                         6,700    128,526
    Marubeni Corp.                                               283,200  1,723,114

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Marubun Corp.                                                 18,100 $  110,891
    Marudai Food Co., Ltd.                                        72,000    312,628
    Marufuji Sheet Piling Co., Ltd.                                3,000      7,125
    Maruha Nichiro Corp.                                          13,400    370,632
    Marui Group Co., Ltd.                                         24,300    347,455
    Maruka Machinery Co., Ltd.                                     3,900     61,391
    Marusan Securities Co., Ltd.                                  16,200    136,786
    Maruwa Co., Ltd.                                               4,800    157,846
    Maruwa Unyu Kikan Co., Ltd.                                    1,900     45,608
    Maruyama Manufacturing Co., Inc.                              28,000     48,138
*   Maruzen CHI Holdings Co., Ltd.                                 3,800     11,944
#   Maruzen Co., Ltd.                                              2,000     21,148
    Maruzen Showa Unyu Co., Ltd.                                  30,000    119,014
#   Marvelous, Inc.                                               13,400    100,369
    Matsuda Sangyo Co., Ltd.                                       9,300    125,163
    Matsui Construction Co., Ltd.                                 13,200    126,161
    Matsui Securities Co., Ltd.                                   11,100     95,051
    Matsumotokiyoshi Holdings Co., Ltd.                            9,600    477,275
#   Matsuya Co., Ltd.                                              6,100     52,688
#   Matsuya Foods Co., Ltd.                                        3,300    120,242
    Max Co., Ltd.                                                 15,000    204,811
    Maxvalu Nishinihon Co., Ltd.                                   2,600     39,038
    Maxvalu Tokai Co., Ltd.                                        3,100     53,632
    Mazda Motor Corp.                                            128,800  1,895,436
    Mebuki Financial Group, Inc.                                 277,522  1,065,763
#   MEC Co., Ltd.                                                 11,800    107,306
#   Medical System Network Co., Ltd.                               5,200     19,113
    Medipal Holdings Corp.                                        38,500    623,989
    Megachips Corp.                                               10,200    248,189
    Megmilk Snow Brand Co., Ltd.                                  21,600    566,927
    Meidensha Corp.                                              127,000    432,578
    MEIJI Holdings Co., Ltd.                                       1,000     77,456
    Meiji Shipping Co., Ltd.                                       6,100     23,158
#*  Meiko Electronics Co., Ltd.                                   11,900     82,407
    Meiko Network Japan Co., Ltd.                                  7,500     83,121
    Meisei Industrial Co., Ltd.                                   22,600    120,784
    Meitec Corp.                                                   7,000    262,847
    Meito Sangyo Co., Ltd.                                         3,100     38,373
    Meiwa Corp.                                                    9,600     33,342
    Meiwa Estate Co., Ltd.                                        10,900     70,901
    Melco Holdings, Inc.                                           7,300    209,827
    Menicon Co., Ltd.                                              2,300     68,485
#   Michinoku Bank, Ltd. (The)                                    73,909    124,797
#   Micronics Japan Co., Ltd.                                     17,600    173,270
    Mie Bank, Ltd. (The)                                           6,500    134,339
    Mie Kotsu Group Holdings, Inc.                                17,800     61,783
    Mikuni Corp.                                                  14,300     49,903
    Milbon Co., Ltd.                                               4,052    177,259
    Mimaki Engineering Co., Ltd.                                   8,300     51,043
    Mimasu Semiconductor Industry Co., Ltd.                       14,900    240,236
    Minato Bank, Ltd. (The)                                       10,100    188,529
#   MINEBEA MITSUMI, Inc.                                        102,939  1,023,327
    Ministop Co., Ltd.                                            12,400    222,718

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
JAPAN -- (Continued)
    Miraca Holdings, Inc.                                            6,500 $  296,241
    Miraial Co., Ltd.                                                2,600     22,250
    Mirait Holdings Corp.                                           37,710    343,536
    Miroku Jyoho Service Co., Ltd.                                   2,300     34,411
    Misawa Homes Co., Ltd.                                          16,900    159,827
    MISUMI Group, Inc.                                              15,900    297,072
    Mitani Corp.                                                     8,400    243,211
    Mitani Sekisan Co., Ltd.                                           800     20,833
    Mito Securities Co., Ltd.                                       47,400    129,293
    Mitsuba Corp.                                                   25,000    435,377
    Mitsubishi Chemical Holdings Corp.                             464,080  3,236,935
    Mitsubishi Corp.                                                78,600  1,775,581
    Mitsubishi Electric Corp.                                       79,000  1,202,274
    Mitsubishi Estate Co., Ltd.                                     10,000    190,339
    Mitsubishi Gas Chemical Co., Inc.                               73,395  1,407,732
    Mitsubishi Heavy Industries, Ltd.                              208,000    934,373
    Mitsubishi Kakoki Kaisha, Ltd.                                  21,000     40,707
#   Mitsubishi Logistics Corp.                                      27,000    384,071
    Mitsubishi Materials Corp.                                      41,780  1,425,744
    Mitsubishi Motors Corp.                                        201,700  1,092,638
    Mitsubishi Nichiyu Forklift Co., Ltd.                           23,200    166,544
*   Mitsubishi Paper Mills, Ltd.                                    16,800    116,822
#   Mitsubishi Pencil Co., Ltd.                                      4,125    221,074
#   Mitsubishi Research Institute, Inc.                              4,600    133,071
    Mitsubishi Shokuhin Co., Ltd.                                    5,700    169,938
    Mitsubishi Steel Manufacturing Co., Ltd.                        95,000    216,735
    Mitsubishi Tanabe Pharma Corp.                                   7,900    158,451
    Mitsubishi UFJ Financial Group, Inc.                           817,300  5,233,598
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR              16,850    107,671
    Mitsubishi UFJ Lease & Finance Co., Ltd.                        82,200    438,163
    Mitsuboshi Belting, Ltd.                                        31,000    269,767
    Mitsui & Co., Ltd.                                              88,800  1,303,218
    Mitsui & Co., Ltd. Sponsored ADR                                   471    138,474
    Mitsui Chemicals, Inc.                                         338,000  1,589,474
    Mitsui Engineering & Shipbuilding Co., Ltd.                    509,000    823,386
    Mitsui Fudosan Co., Ltd.                                        12,000    277,046
    Mitsui High-Tec, Inc.                                           15,600    120,224
    Mitsui Home Co., Ltd.                                           14,000     69,129
    Mitsui Matsushima Co., Ltd.                                      9,400    114,703
    Mitsui Mining & Smelting Co., Ltd.                             377,000  1,054,167
    Mitsui OSK Lines, Ltd.                                         529,000  1,681,102
    Mitsui Sugar Co., Ltd.                                          12,100    269,109
    Mitsui-Soko Holdings Co., Ltd.                                  78,000    233,027
    Mitsuuroko Group Holdings Co., Ltd.                             18,700    117,792
#   Miyaji Engineering Group, Inc.                                  45,000     76,838
    Miyazaki Bank, Ltd. (The)                                       92,000    305,161
    Miyoshi Oil & Fat Co., Ltd.                                     44,000     55,318
    Mizuho Financial Group, Inc.                                 1,617,060  3,000,595
    Mizuno Corp.                                                    62,000    320,543
    Mochida Pharmaceutical Co., Ltd.                                 3,700    265,787
#   Modec, Inc.                                                     13,400    223,922
    Monex Group, Inc.                                              133,200    351,659
#   Money Partners Group Co., Ltd.                                   4,900     23,181

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
#   Monogatari Corp. (The)                                         2,400 $   86,949
#   MonotaRO Co., Ltd.                                            13,000    341,198
    MORESCO Corp.                                                  4,600     70,551
    Morinaga & Co., Ltd.                                          11,600    501,942
    Morinaga Milk Industry Co., Ltd.                              97,000    669,182
    Morita Holdings Corp.                                         16,700    236,574
#   Morito Co., Ltd.                                              11,900     99,225
    Morozoff, Ltd.                                                 4,000     17,925
    Mory Industries, Inc.                                          2,900     53,222
#   Mr Max Corp.                                                   8,900     32,100
    MS&AD Insurance Group Holdings, Inc.                          27,982    936,096
    MTI, Ltd.                                                     16,700    106,700
#   Mugen Estate Co., Ltd.                                         6,200     41,345
    Murakami Corp.                                                 2,000     43,638
    Murata Manufacturing Co., Ltd.                                 2,013    271,120
    Musashi Seimitsu Industry Co., Ltd.                           14,200    390,889
    Musashino Bank, Ltd. (The)                                    18,500    546,842
    Mutoh Holdings Co., Ltd.                                      19,000     43,107
    Nabtesco Corp.                                                 9,300    242,552
#   NAC Co., Ltd.                                                  7,600     65,440
#   Nachi-Fujikoshi Corp.                                        110,000    539,054
#   Nafco Co., Ltd.                                                  500      8,043
    Nagaileben Co., Ltd.                                           1,800     40,761
#   Nagano Bank, Ltd. (The)                                        4,700     83,445
    Nagano Keiki Co., Ltd.                                         1,900     11,895
    Nagase & Co., Ltd.                                            75,100  1,029,202
    Nagatanien Holdings Co., Ltd.                                  9,000    113,456
    Nagoya Railroad Co., Ltd.                                     49,000    241,212
    Nakabayashi Co., Ltd.                                         24,000     57,149
    Nakamuraya Co., Ltd.                                           1,308     58,309
    Nakanishi, Inc.                                                3,000    116,046
    Nakano Corp.                                                  13,000     64,330
*   Nakayama Steel Works, Ltd.                                    16,000    107,750
#   Nakayamafuku Co., Ltd.                                           600      4,368
    Namura Shipbuilding Co., Ltd.                                 34,900    232,309
    Nankai Electric Railway Co., Ltd.                             37,000    182,986
    Nanto Bank, Ltd. (The)                                        14,700    591,955
    Narasaki Sangyo Co., Ltd.                                      5,000     13,074
    Natori Co., Ltd.                                               2,700     43,247
    ND Software Co., Ltd.                                            500      4,901
    NDS Co., Ltd.                                                  2,300     58,942
    NEC Capital Solutions, Ltd.                                    7,900    122,643
    NEC Corp.                                                    536,000  1,237,089
    NEC Networks & System Integration Corp.                       13,000    236,823
    NET One Systems Co., Ltd.                                     45,000    307,206
    Neturen Co., Ltd.                                             21,400    170,490
*   New Japan Chemical Co., Ltd.                                  25,700     35,919
*   New Japan Radio Co., Ltd.                                     10,000     34,482
    Nexon Co., Ltd.                                                8,500    129,414
    Next Co., Ltd.                                                17,800    120,289
    Nexyz Group Corp.                                              4,000     53,102
    NGK Insulators, Ltd.                                          10,000    196,076
    NGK Spark Plug Co., Ltd.                                      19,700    443,707

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    NH Foods, Ltd.                                                26,000 $  707,610
    NHK Spring Co., Ltd.                                          69,600    701,339
    Nice Holdings, Inc.                                           53,000     71,747
#   Nichi-iko Pharmaceutical Co., Ltd.                            17,200    251,117
    Nichia Steel Works, Ltd.                                       2,000      5,019
    Nichias Corp.                                                 37,000    379,470
    Nichiban Co., Ltd.                                            12,000     91,094
    Nichicon Corp.                                                36,800    346,093
    Nichiden Corp.                                                 2,100     60,161
    Nichiha Corp.                                                 17,500    448,874
#   NichiiGakkan Co., Ltd.                                        20,500    148,010
    Nichimo Co., Ltd.                                             13,000     20,265
    Nichirei Corp.                                                56,000  1,139,835
    Nichireki Co., Ltd.                                           18,900    153,971
    Nichirin Co., Ltd.                                             5,400     81,309
    Nifco, Inc.                                                   10,700    538,746
    Nihon Chouzai Co., Ltd.                                        1,440     54,413
    Nihon Dempa Kogyo Co., Ltd.                                   11,800     93,226
    Nihon Dengi Co., Ltd.                                            700     14,712
    Nihon Eslead Corp.                                             6,000     74,612
    Nihon Flush Co., Ltd.                                          1,800     20,715
    Nihon House Holdings Co., Ltd.                                29,600    133,767
    Nihon Kagaku Sangyo Co., Ltd.                                  5,800     68,549
    Nihon Kohden Corp.                                             8,300    190,452
    Nihon M&A Center, Inc.                                        19,400    565,812
#   Nihon Nohyaku Co., Ltd.                                       29,600    161,019
    Nihon Parkerizing Co., Ltd.                                   21,200    259,645
    Nihon Plast Co., Ltd.                                          7,200     65,012
    Nihon Tokushu Toryo Co., Ltd.                                  9,500    147,742
    Nihon Trim Co., Ltd.                                           1,900     67,743
    Nihon Unisys, Ltd.                                            27,500    355,326
    Nihon Yamamura Glass Co., Ltd.                                79,000    143,916
    Nikkiso Co., Ltd.                                             44,900    417,267
    Nikko Co., Ltd.                                                3,800     73,214
    Nikkon Holdings Co., Ltd.                                     36,300    751,430
    Nikon Corp.                                                   27,000    435,759
    Nintendo Co., Ltd.                                             1,300    266,086
#   Nippi, Inc.                                                    6,000     45,549
    Nippo Corp.                                                   30,000    567,148
    Nippon Air Conditioning Services Co., Ltd.                     8,000     43,800
    Nippon Beet Sugar Manufacturing Co., Ltd.                      9,100    185,305
    Nippon Carbide Industries Co., Inc.                           61,000     81,589
#   Nippon Carbon Co., Ltd.                                       77,000    187,360
    Nippon Ceramic Co., Ltd.                                       3,500     64,567
    Nippon Chemi-Con Corp.                                       105,000    242,130
    Nippon Chemical Industrial Co., Ltd.                          45,000     95,550
    Nippon Chemiphar Co., Ltd.                                     1,600     79,704
#   Nippon Coke & Engineering Co., Ltd.                           94,300     91,102
    Nippon Commercial Development Co., Ltd.                        2,800     48,782
#   Nippon Concrete Industries Co., Ltd.                          23,700     72,140
*   Nippon Denko Co., Ltd.                                        80,065    230,449
    Nippon Densetsu Kogyo Co., Ltd.                               21,100    347,578
    Nippon Electric Glass Co., Ltd.                              203,000  1,168,573

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Nippon Express Co., Ltd.                                      95,000 $  502,557
    Nippon Filcon Co., Ltd.                                        6,700     34,107
    Nippon Fine Chemical Co., Ltd.                                 4,800     37,992
    Nippon Flour Mills Co., Ltd.                                  38,600    547,034
    Nippon Gas Co., Ltd.                                           9,600    275,602
    Nippon Hume Corp.                                             13,900     86,292
    Nippon Kanzai Co., Ltd.                                        4,800     74,504
    Nippon Kayaku Co., Ltd.                                       44,000    575,058
*   Nippon Kinzoku Co., Ltd.                                       1,800     21,734
    Nippon Kodoshi Corp.                                           3,100     24,451
    Nippon Koei Co., Ltd.                                          9,200    207,330
#   Nippon Koshuha Steel Co., Ltd.                                66,000     50,210
    Nippon Light Metal Holdings Co., Ltd.                        299,500    731,569
    Nippon Paint Holdings Co., Ltd.                                5,000    145,848
#   Nippon Paper Industries Co., Ltd.                             64,924  1,188,637
#   Nippon Parking Development Co., Ltd.                          70,700     95,893
    Nippon Pillar Packing Co., Ltd.                               12,800    155,125
    Nippon Piston Ring Co., Ltd.                                   5,800    108,262
    Nippon Road Co., Ltd. (The)                                   51,000    207,777
    Nippon Seiki Co., Ltd.                                        30,000    646,244
    Nippon Seisen Co., Ltd.                                       12,000     66,998
#*  Nippon Sharyo, Ltd.                                           65,000    158,826
*   Nippon Sheet Glass Co., Ltd.                                  51,700    425,204
    Nippon Shokubai Co., Ltd.                                      6,200    427,298
    Nippon Signal Co., Ltd.                                       33,000    312,951
    Nippon Soda Co., Ltd.                                         82,000    398,782
    Nippon Steel & Sumikin Bussan Corp.                           11,100    456,810
    Nippon Steel & Sumitomo Metal Corp.                           80,906  1,954,490
    Nippon Suisan Kaisha, Ltd.                                   135,200    665,686
    Nippon Systemware Co., Ltd.                                    2,300     34,609
    Nippon Thompson Co., Ltd.                                     42,000    195,805
    Nippon Valqua Industries, Ltd.                                 9,200    145,432
    Nippon View Hotel Co., Ltd.                                    2,200     27,615
    Nippon Yakin Kogyo Co., Ltd.                                  72,400    121,661
    Nippon Yusen K.K.                                            489,217  1,034,531
    Nipro Corp.                                                   69,600    780,243
*   Nishi-Nippon Financial Holdings, Inc.                         76,400    801,168
    Nishi-Nippon Railroad Co., Ltd.                               45,000    199,117
    Nishikawa Rubber Co., Ltd.                                     1,400     20,119
    Nishimatsu Construction Co., Ltd.                            225,000  1,125,115
    Nishimatsuya Chain Co., Ltd.                                  14,100    176,305
    Nishio Rent All Co., Ltd.                                      9,200    262,296
#   Nissan Chemical Industries, Ltd.                              10,400    371,343
    Nissan Motor Co., Ltd.                                       204,300  2,021,174
    Nissan Shatai Co., Ltd.                                       34,400    325,926
    Nissan Tokyo Sales Holdings Co., Ltd.                         18,900     56,894
    Nissei ASB Machine Co., Ltd.                                   4,300     83,094
    Nissei Build Kogyo Co., Ltd.                                  31,000    157,435
    Nissei Plastic Industrial Co., Ltd.                            9,100     83,427
#   Nissha Printing Co., Ltd.                                     16,900    464,087
    Nisshin Fudosan Co.                                           21,900    102,428
    Nisshin Oillio Group, Ltd. (The)                              94,000    444,056
    Nisshin Seifun Group, Inc.                                     7,465    113,561

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Nisshin Steel Co., Ltd.                                       62,840 $  851,461
    Nisshinbo Holdings, Inc.                                      87,700    835,445
    Nissin Corp.                                                  51,000    157,469
    Nissin Electric Co., Ltd.                                     25,000    299,556
    Nissin Foods Holdings Co., Ltd.                                2,200    116,101
    Nissin Kogyo Co., Ltd.                                        25,500    421,286
    Nissin Sugar Co., Ltd.                                         9,400    140,360
    Nissui Pharmaceutical Co., Ltd.                                6,700     77,487
    Nitori Holdings Co., Ltd.                                      2,200    246,558
    Nitta Corp.                                                   11,100    301,562
#   Nitta Gelatin, Inc.                                            7,100     47,330
    Nittan Valve Co., Ltd.                                         6,300     23,001
    Nittetsu Mining Co., Ltd.                                      3,500    176,579
    Nitto Boseki Co., Ltd.                                        84,000    336,920
    Nitto Denko Corp.                                              7,600    601,360
    Nitto Kogyo Corp.                                             17,700    241,592
    Nitto Kohki Co., Ltd.                                          5,200    115,530
    Nitto Seiko Co., Ltd.                                         19,500     70,964
#   Nittoc Construction Co., Ltd.                                 27,600    111,220
    Nittoku Engineering Co., Ltd.                                  7,700    122,679
    NJS Co., Ltd.                                                  3,400     41,248
    Noda Corp.                                                     5,100     32,809
    Noevir Holdings Co., Ltd.                                      1,600     55,856
    NOF Corp.                                                     53,000    555,202
    Nohmi Bosai, Ltd.                                             12,400    186,237
    Nojima Corp.                                                  18,600    204,750
    NOK Corp.                                                     38,200    776,307
    Nomura Co., Ltd.                                               9,000    156,501
    Nomura Holdings, Inc.                                        210,200  1,303,000
    Nomura Holdings, Inc. Sponsored ADR                           13,920     86,026
    Nomura Real Estate Holdings, Inc.                             44,000    756,813
    Nomura Research Institute, Ltd.                                5,082    173,644
    Noritake Co., Ltd.                                             6,600    169,360
    Noritsu Koki Co., Ltd.                                        16,000    130,810
    Noritz Corp.                                                  19,400    332,728
    North Pacific Bank, Ltd.                                     205,100    823,798
    Nozawa Corp.                                                   2,400     24,213
    NS Solutions Corp.                                             9,800    193,983
    NS United Kaiun Kaisha, Ltd.                                  63,000    117,234
    NSD Co., Ltd.                                                  6,340     98,729
    NSK, Ltd.                                                     43,100    523,201
    NTN Corp.                                                    246,000  1,038,980
    NTT Data Corp.                                                 4,200    211,668
    NTT DOCOMO, Inc.                                              49,672  1,187,661
    NTT DOCOMO, Inc. Sponsored ADR                                 3,100     74,152
    NTT Urban Development Corp.                                    8,000     70,371
#   Nuflare Technology, Inc.                                       2,100    133,920
    OAK Capital Corp.                                             23,400     37,093
    Obara Group, Inc.                                              6,600    310,508
    Obayashi Corp.                                                33,000    314,364
    Obayashi Road Corp.                                           17,000    102,827
    Obic Co., Ltd.                                                 2,700    129,596
#   Odelic Co., Ltd.                                               3,200    126,551

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Oenon Holdings, Inc.                                          36,000 $   86,984
    Ogaki Kyoritsu Bank, Ltd. (The)                              178,000    686,979
    Ohara, Inc.                                                    8,600     68,848
    Ohashi Technica, Inc.                                          4,700     60,292
    Ohmoto Gumi Co., Ltd.                                          2,000     14,194
    Ohsho Food Service Corp.                                       4,700    182,427
    OIE Sangyo Co., Ltd.                                           1,187     11,896
    Oiles Corp.                                                    9,316    166,278
#   Oita Bank, Ltd. (The)                                         82,000    307,255
    Oji Holdings Corp.                                           220,000    973,752
    Okabe Co., Ltd.                                               21,300    180,107
    Okamoto Industries, Inc.                                      24,000    226,289
#   Okamoto Machine Tool Works, Ltd.                              37,000     62,205
    Okamura Corp.                                                 39,300    389,520
    Okasan Securities Group, Inc.                                 91,000    594,216
    Oki Electric Industry Co., Ltd.                               37,000    532,286
    Okinawa Cellular Telephone Co.                                 4,900    154,242
    Okinawa Electric Power Co., Inc. (The)                         7,725    178,803
#   OKK Corp.                                                     63,000     70,197
    OKUMA Corp.                                                   70,000    727,172
    Okumura Corp.                                                135,000    817,972
    Okura Industrial Co., Ltd.                                    31,000    147,105
    Okuwa Co., Ltd.                                               19,000    193,786
    Olympic Group Corp.                                            2,300     12,631
    Olympus Corp.                                                  7,200    249,079
    Omron Corp.                                                    9,700    397,982
    ONO Sokki Co., Ltd.                                            4,000     30,450
#   Onoken Co., Ltd.                                              11,000    132,298
    Onward Holdings Co., Ltd.                                     80,000    590,633
    Open House Co., Ltd.                                           9,800    229,384
*   OPT Holdings, Inc.                                             7,300     46,494
    Optex Group Co., Ltd.                                          4,600    107,325
    Oracle Corp. Japan                                             1,000     56,031
    Organo Corp.                                                  34,000    145,321
*   Orient Corp.                                                  28,300     51,752
    Origin Electric Co., Ltd.                                     21,000     58,831
    ORIX Corp.                                                    93,800  1,415,182
    Osaka Organic Chemical Industry, Ltd.                          9,400     75,239
#   Osaka Soda Co., Ltd.                                          46,000    202,198
    Osaka Steel Co., Ltd.                                          9,900    184,621
#*  OSAKA Titanium Technologies Co., Ltd.                          1,700     27,254
    Osaki Electric Co., Ltd.                                      20,000    211,156
#   OSG Corp.                                                     21,200    438,597
    OSJB Holdings Corp.                                           43,900     95,175
    Otsuka Corp.                                                   3,100    159,538
    Otsuka Holdings Co., Ltd.                                      7,000    322,476
#   Otsuka Kagu, Ltd.                                              8,200     72,696
#   OUG Holdings, Inc.                                            15,000     34,417
#   Outsourcing, Inc.                                              4,200    141,197
    Oyo Corp.                                                     13,900    177,468
#   Pacific Industrial Co., Ltd.                                  24,700    305,364
#*  Pacific Metals Co., Ltd.                                      90,000    284,380
    Pack Corp. (The)                                               4,900    128,150

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    PAL GROUP Holdings Co., Ltd.                                   7,000 $  178,227
    PALTAC Corp.                                                  19,950    515,731
    PanaHome Corp.                                                48,000    406,899
    Panasonic Corp.                                               82,099    854,234
    Panasonic Corp. Sponsored ADR                                 26,580    278,293
    Panasonic Industrial Devices SUNX Co., Ltd.                    9,300     66,149
    Paramount Bed Holdings Co., Ltd.                               7,100    285,754
    Parco Co., Ltd.                                               14,506    141,357
    Paris Miki Holdings, Inc.                                     15,600     63,740
    Park24 Co., Ltd.                                               6,800    187,685
#   Pasco Corp.                                                   13,000     48,811
#   Pasona Group, Inc.                                            11,100     75,831
#   PC Depot Corp.                                                24,240    134,392
    Pegasus Sewing Machine Manufacturing Co., Ltd.                14,400     94,560
    Penta-Ocean Construction Co., Ltd.                           104,500    510,223
    PIA Corp.                                                        600     14,962
#   Pigeon Corp.                                                   8,400    228,199
    Pilot Corp.                                                    8,700    353,004
    Piolax, Inc.                                                   5,200    335,351
*   Pioneer Corp.                                                180,100    395,322
    Plenus Co., Ltd.                                               9,500    206,405
    Pocket Card Co., Ltd.                                         10,900     57,815
#   Pola Orbis Holdings, Inc.                                      2,700    256,508
    Poletowin Pitcrew Holdings, Inc.                               3,300     31,989
    Press Kogyo Co., Ltd.                                         60,100    272,798
    Pressance Corp.                                               20,000    241,139
    Prestige International, Inc.                                  22,800    166,545
    Prima Meat Packers, Ltd.                                      99,000    386,737
    Pronexus, Inc.                                                 6,000     56,131
#   Prospect Co., Ltd.                                            76,000     54,538
    Proto Corp.                                                    3,200     39,580
#   PS Mitsubishi Construction Co., Ltd.                          17,500     58,675
    Punch Industry Co., Ltd.                                       5,200     44,036
    Qol Co., Ltd.                                                  6,300     81,967
    Quick Co., Ltd.                                                2,400     23,381
    Raito Kogyo Co., Ltd.                                         28,500    299,066
*   Rakuten, Inc.                                                  7,600     75,865
*   Rasa Industries, Ltd.                                         64,000     79,843
#   Raysum Co., Ltd.                                               9,400     66,344
    Relia, Inc.                                                    1,100     11,458
    Relo Group, Inc.                                               2,900    426,283
    Renaissance, Inc.                                              6,300     84,755
    Renesas Easton Co., Ltd.                                       7,700     38,816
    Rengo Co., Ltd.                                              128,200    782,929
#*  Renown, Inc.                                                  44,300     45,483
    Resona Holdings, Inc.                                        309,000  1,672,948
    Resorttrust, Inc.                                             12,800    235,825
    Rheon Automatic Machinery Co., Ltd.                           12,800    124,294
    Rhythm Watch Co., Ltd.                                        54,000     87,917
#   Riberesute Corp.                                               6,200     45,546
    Ricoh Co., Ltd.                                              215,700  1,924,365
    Ricoh Leasing Co., Ltd.                                        8,500    258,100
#   Right On Co., Ltd.                                            11,600    100,299

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    Riken Corp.                                                    5,600 $212,643
    Riken Keiki Co., Ltd.                                          7,400  111,355
#   Riken Technos Corp.                                           21,500  107,819
    Riken Vitamin Co., Ltd.                                        2,400   94,625
    Ringer Hut Co., Ltd.                                           5,100  106,485
    Rinnai Corp.                                                   1,400  118,975
    Rion Co., Ltd.                                                 7,200  101,668
    Riso Kagaku Corp.                                             11,400  203,314
    Riso Kyoiku Co., Ltd.                                          5,400   28,560
    Rock Field Co., Ltd.                                           8,400  121,387
    Rohm Co., Ltd.                                                 9,700  620,278
    Rohto Pharmaceutical Co., Ltd.                                20,800  361,672
    Rokko Butter Co., Ltd.                                         2,800   59,910
    Roland DG Corp.                                                6,100  183,395
    Round One Corp.                                               53,500  384,911
#   Royal Holdings Co., Ltd.                                       9,600  162,870
*   RVH, Inc.                                                     13,000  114,541
    Ryobi, Ltd.                                                   89,000  406,717
    Ryoden Corp.                                                  25,000  164,563
#   Ryohin Keikaku Co., Ltd.                                       1,500  281,186
    Ryosan Co., Ltd.                                              22,000  683,200
    Ryoyo Electro Corp.                                           16,900  214,054
#   S Foods, Inc.                                                  7,200  195,393
    S&B Foods, Inc.                                                  200    9,367
    Sac's Bar Holdings, Inc.                                      12,150  132,020
    Saibu Gas Co., Ltd.                                           60,000  135,455
    Saizeriya Co., Ltd.                                            8,100  187,343
    Sakai Chemical Industry Co., Ltd.                             61,000  215,364
    Sakai Heavy Industries, Ltd.                                  26,000   77,544
    Sakai Moving Service Co., Ltd.                                 5,000  133,260
    Sakai Ovex Co., Ltd.                                           4,500   71,945
    Sakata INX Corp.                                              18,600  243,716
    Sakata Seed Corp.                                              5,000  143,406
    Sala Corp.                                                    13,800   75,384
    SAMTY Co., Ltd.                                                6,400   65,179
    San-A Co., Ltd.                                                5,500  255,061
    San-Ai Oil Co., Ltd.                                          39,800  305,638
    San-In Godo Bank, Ltd. (The)                                  79,000  659,489
    Sanden Holdings Corp.                                         78,000  246,572
#   Sanei Architecture Planning Co., Ltd.                          5,400   75,373
    Sangetsu Corp.                                                26,000  460,229
*   Sanken Electric Co., Ltd.                                     73,000  342,673
    Sanki Engineering Co., Ltd.                                   28,800  245,477
    Sanko Marketing Foods Co., Ltd.                                  600    5,031
    Sanko Metal Industrial Co., Ltd.                               1,700   48,073
    Sankyo Co., Ltd.                                              13,400  447,409
    Sankyo Seiko Co., Ltd.                                        12,100   44,783
    Sankyo Tateyama, Inc.                                         15,300  228,865
    Sankyu, Inc.                                                 130,000  819,701
    Sanoh Industrial Co., Ltd.                                    16,500  119,701
#   Sanoyas Holdings Corp.                                        14,700   34,982
    Sanrio Co., Ltd.                                               9,400  184,346
    Sansei Technologies, Inc.                                      9,500   83,619

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
#   Sansha Electric Manufacturing Co., Ltd.                        5,900 $   25,613
    Sanshin Electronics Co., Ltd.                                 19,600    211,478
    Santen Pharmaceutical Co., Ltd.                                8,500    106,810
    Sanwa Holdings Corp.                                          53,000    493,343
    Sanyo Chemical Industries, Ltd.                                8,400    366,855
    Sanyo Denki Co., Ltd.                                         34,000    265,782
    Sanyo Electric Railway Co., Ltd.                              22,000    119,113
    Sanyo Housing Nagoya Co., Ltd.                                 8,000     71,085
#   Sanyo Shokai, Ltd.                                            82,372    122,587
    Sanyo Special Steel Co., Ltd.                                 82,000    434,319
    Sanyo Trading Co., Ltd.                                        4,500     66,377
    Sapporo Holdings, Ltd.                                        35,400    920,701
    Sata Construction Co., Ltd.                                    6,200     24,038
    Sato Holdings Corp.                                           11,200    240,469
    Sato Restaurant Systems Co., Ltd.                              2,500     18,538
    Sato Shoji Corp.                                               4,500     34,589
    Satori Electric Co., Ltd.                                     13,000     84,752
    Sawada Holdings Co., Ltd.                                     13,300    108,587
    Sawai Pharmaceutical Co., Ltd.                                 6,100    320,400
    Saxa Holdings, Inc.                                           48,000    106,178
    SBI Holdings, Inc.                                           106,050  1,463,886
    SBS Holdings, Inc.                                            14,300    102,328
    SCREEN Holdings Co., Ltd.                                      9,600    600,379
    Scroll Corp.                                                  25,900     79,044
    SCSK Corp.                                                     1,655     62,125
    Secom Co., Ltd.                                                4,900    354,356
    Secom Joshinetsu Co., Ltd.                                       200      5,857
    Sega Sammy Holdings, Inc.                                     59,800    938,975
    Seibu Electric Industry Co., Ltd.                              2,600     52,352
    Seibu Holdings, Inc.                                           7,600    128,061
    Seika Corp.                                                   38,000    116,029
    Seikitokyu Kogyo Co., Ltd.                                    23,900    105,377
    Seiko Epson Corp.                                             30,800    634,510
    Seiko Holdings Corp.                                         106,000    383,881
    Seino Holdings Co., Ltd.                                      92,600  1,070,897
    Seiren Co., Ltd.                                              20,300    250,940
    Sekisui Chemical Co., Ltd.                                    32,000    522,161
#   Sekisui House, Ltd.                                           60,940    985,783
    Sekisui Jushi Corp.                                           20,800    331,519
    Sekisui Plastics Co., Ltd.                                    15,500    113,176
    Senko Co., Ltd.                                               53,000    339,555
    Senshu Electric Co., Ltd.                                      3,700     60,443
    Senshu Ikeda Holdings, Inc.                                  149,640    687,478
    Senshukai Co., Ltd.                                           24,700    161,094
#   Septeni Holdings Co., Ltd.                                    11,500     37,214
    Seria Co., Ltd.                                                5,800    394,864
    Seven & I Holdings Co., Ltd.                                  12,900    515,076
#   Seven Bank, Ltd.                                              36,100    103,423
#   SFP Dining Co., Ltd.                                           3,700     48,915
#*  Sharp Corp.                                                  395,000  1,068,196
    Shibaura Electronics Co., Ltd.                                 3,600     81,217
    Shibaura Mechatronics Corp.                                   20,000     50,886
    Shibusawa Warehouse Co., Ltd. (The)                           30,000     90,979

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Shibuya Corp.                                                  6,200 $  124,939
#   Shidax Corp.                                                   6,800     27,279
#   Shiga Bank, Ltd. (The)                                       142,108    797,438
    Shikibo, Ltd.                                                 50,000     69,004
    Shikoku Bank, Ltd. (The)                                     108,000    270,133
    Shikoku Chemicals Corp.                                       18,000    177,302
#*  Shikoku Electric Power Co., Inc.                              10,100     97,188
    Shima Seiki Manufacturing, Ltd.                               16,300    562,301
    Shimachu Co., Ltd.                                            31,300    765,679
    Shimadzu Corp.                                                16,000    270,015
    Shimamura Co., Ltd.                                              900    117,961
    Shimane Bank, Ltd. (The)                                       1,300     15,997
    Shimizu Bank, Ltd. (The)                                       4,600    146,051
    Shimizu Corp.                                                 19,000    174,635
    Shimojima Co., Ltd.                                            1,600     16,534
    Shin Nippon Air Technologies Co., Ltd.                         9,600    107,627
    Shin-Etsu Chemical Co., Ltd.                                  12,800  1,104,263
    Shin-Etsu Polymer Co., Ltd.                                   24,600    180,822
    Shin-Keisei Electric Railway Co., Ltd.                         5,000     18,356
    Shinagawa Refractories Co., Ltd.                              43,000    108,466
    Shindengen Electric Manufacturing Co., Ltd.                   50,000    184,243
*   Shinkawa, Ltd.                                                15,200    115,565
    Shinko Electric Industries Co., Ltd.                          44,900    339,883
    Shinko Plantech Co., Ltd.                                     27,000    193,328
    Shinko Shoji Co., Ltd.                                        14,100    150,040
    Shinmaywa Industries, Ltd.                                    59,000    551,753
    Shinnihon Corp.                                               18,600    143,399
#   Shinoken Group Co., Ltd.                                       7,700    129,105
    Shinsei Bank, Ltd.                                           354,000    608,857
    Shinsho Corp.                                                  4,200     91,133
    Shinwa Co., Ltd.                                               2,100     33,546
    Shionogi & Co., Ltd.                                           1,000     48,162
    Ship Healthcare Holdings, Inc.                                17,400    462,785
    Shiseido Co., Ltd.                                            15,500    433,210
    Shizuoka Bank, Ltd. (The)                                     84,000    730,936
    Shizuoka Gas Co., Ltd.                                        45,400    294,669
    Shobunsha Publications, Inc.                                   5,200     32,051
    Shoei Co., Ltd.                                                1,100     25,168
    Shoei Foods Corp.                                              8,500    164,135
    Shofu, Inc.                                                    6,100     73,279
*   Shoko Co., Ltd.                                               44,000     39,308
    Showa Aircraft Industry Co., Ltd.                              2,822     28,882
    Showa Corp.                                                   35,600    244,971
    Showa Denko K.K.                                              87,900  1,442,458
#*  Showa Holdings Co., Ltd.                                      19,200     45,412
    Showa Sangyo Co., Ltd.                                        42,000    222,496
    Showa Shell Sekiyu K.K.                                       48,600    476,406
#   Siix Corp.                                                     9,400    342,552
    Sinanen Holdings Co., Ltd.                                     5,200    101,375
    Sinfonia Technology Co., Ltd.                                 83,000    212,080
#   Sinko Industries, Ltd.                                        10,500    131,155
    Sintokogio, Ltd.                                              28,100    255,447
    SK-Electronics Co., Ltd.                                       7,500     68,812

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    SKY Perfect JSAT Holdings, Inc.                              104,900 $  472,072
    SMC Corp.                                                        400    109,191
    SMK Corp.                                                     34,000    123,634
    SMS Co., Ltd.                                                  8,600    206,367
    SNT Corp.                                                      8,200     51,335
    Sodick Co., Ltd.                                              31,600    276,003
    Soft99 Corp.                                                   4,000     29,894
    SoftBank Group Corp.                                           1,200     92,448
    Softbank Technology Corp.                                      2,300     83,690
    Software Service, Inc.                                           400     18,671
    Sogo Medical Co., Ltd.                                         5,000    183,133
    Sohgo Security Services Co., Ltd.                              8,000    301,005
    Sojitz Corp.                                                 443,400  1,142,827
    Soken Chemical & Engineering Co., Ltd.                         2,200     31,640
    Sompo Holdings, Inc.                                          40,250  1,457,443
    Sony Corp.                                                    26,100    790,249
    Sony Corp. Sponsored ADR                                      57,811  1,749,939
    Sony Financial Holdings, Inc.                                  8,700    145,709
    Sotetsu Holdings, Inc.                                        30,000    151,663
#   Sotoh Co., Ltd.                                                3,700     38,144
#   Sourcenext Corp.                                                 900      5,523
    Space Co., Ltd.                                                2,000     21,727
#   Sparx Group Co., Ltd.                                         26,300     52,485
    SPK Corp.                                                      1,082     23,886
    Square Enix Holdings Co., Ltd.                                 7,700    220,721
    SRA Holdings                                                   2,600     59,452
    Srg Takamiya Co., Ltd.                                        11,700     61,864
    ST Corp.                                                       2,200     34,478
    St Marc Holdings Co., Ltd.                                     7,400    222,969
    Stanley Electric Co., Ltd.                                    12,600    354,971
    Star Mica Co., Ltd.                                            1,400     26,008
    Star Micronics Co., Ltd.                                      15,600    236,362
    Start Today Co., Ltd.                                         14,100    265,580
    Starts Corp., Inc.                                            12,000    208,767
    Starzen Co., Ltd.                                              3,900    164,364
    Stella Chemifa Corp.                                           5,900    179,271
    Step Co., Ltd.                                                 3,800     47,206
    Studio Alice Co., Ltd.                                         6,600    126,267
#   Subaru Enterprise Co., Ltd.                                   12,000     55,982
    Sugi Holdings Co., Ltd.                                        1,600     74,462
    Sugimoto & Co., Ltd.                                           3,500     48,060
#   Sumco Corp.                                                   97,300  1,521,201
    Sumida Corp.                                                  14,600    144,682
    Suminoe Textile Co., Ltd.                                     33,000     79,967
    Sumiseki Holdings, Inc.                                       12,200     10,573
    Sumitomo Bakelite Co., Ltd.                                  113,000    668,261
    Sumitomo Chemical Co., Ltd.                                  458,000  2,440,218
    Sumitomo Corp.                                                77,400    970,269
    Sumitomo Dainippon Pharma Co., Ltd.                            7,600    128,923
    Sumitomo Densetsu Co., Ltd.                                    9,900    112,279
    Sumitomo Electric Industries, Ltd.                           126,600  1,842,136
    Sumitomo Forestry Co., Ltd.                                   52,900    727,692
    Sumitomo Heavy Industries, Ltd.                              228,000  1,567,587

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Sumitomo Metal Mining Co., Ltd.                               68,000 $  921,278
    Sumitomo Mitsui Construction Co., Ltd.                       320,300    340,099
    Sumitomo Mitsui Financial Group, Inc.                         88,341  3,465,793
    Sumitomo Mitsui Trust Holdings, Inc.                          23,800    887,107
    Sumitomo Osaka Cement Co., Ltd.                              264,000  1,063,054
    Sumitomo Precision Products Co., Ltd.                         20,000     62,194
    Sumitomo Real Estate Sales Co., Ltd.                           6,080    138,346
    Sumitomo Realty & Development Co., Ltd.                        6,000    162,310
    Sumitomo Riko Co., Ltd.                                       27,400    282,939
    Sumitomo Rubber Industries, Ltd.                              76,800  1,199,535
    Sumitomo Seika Chemicals Co., Ltd.                             6,200    258,062
    Sumitomo Warehouse Co., Ltd. (The)                            89,000    478,621
#   Sun Corp.                                                      7,000     47,511
    Sun Frontier Fudousan Co., Ltd.                               16,400    145,810
    Sun-Wa Technos Corp.                                           6,200     54,093
    Suncall Corp.                                                  4,700     22,477
    Sundrug Co., Ltd.                                              1,600    110,337
    Suruga Bank, Ltd.                                             16,800    382,737
    Suzuden Corp.                                                  1,400     12,963
    Suzuken Co., Ltd.                                             21,760    718,404
    Suzuki Motor Corp.                                            13,800    532,581
*   SWCC Showa Holdings Co., Ltd.                                134,000    105,701
    Systena Corp.                                                  5,500     88,238
    T Hasegawa Co., Ltd.                                          13,400    228,299
    T RAD Co., Ltd.                                               44,000    112,753
    T&D Holdings, Inc.                                            86,900  1,287,383
    T&K Toka Co., Ltd.                                            11,200    103,003
    T-Gaia Corp.                                                   8,300    135,837
    Tabuchi Electric Co., Ltd.                                    13,200     47,000
    Tachi-S Co., Ltd.                                             18,200    300,109
    Tachibana Eletech Co., Ltd.                                    9,520    114,680
    Tachikawa Corp.                                                3,200     26,311
    Tadano, Ltd.                                                  64,200    787,287
    Taihei Dengyo Kaisha, Ltd.                                    23,000    220,258
    Taiheiyo Cement Corp.                                        495,675  1,732,032
    Taiheiyo Kouhatsu, Inc.                                       63,000     57,944
    Taiho Kogyo Co., Ltd.                                         10,300    150,089
    Taikisha, Ltd.                                                 9,000    222,532
    Taiko Bank, Ltd. (The)                                        36,000     80,574
    Taiko Pharmaceutical Co., Ltd.                                 5,100     82,304
    Taisei Corp.                                                  45,000    319,661
    Taisei Lamick Co., Ltd.                                          400     11,008
    Taisho Pharmaceutical Holdings Co., Ltd.                         800     67,621
    Taiyo Holdings Co., Ltd.                                       4,200    169,640
#   Taiyo Nippon Sanso Corp.                                      25,000    295,252
    Taiyo Yuden Co., Ltd.                                         64,700    789,102
#   Takagi Securities Co., Ltd.                                   39,000     73,495
    Takamatsu Construction Group Co., Ltd.                         8,400    189,818
    Takano Co., Ltd.                                               4,800     38,904
    Takaoka Toko Co., Ltd.                                         7,464    157,193
    Takara Holdings, Inc.                                         14,600    139,522
    Takara Leben Co., Ltd.                                        38,200    213,852
    Takara Standard Co., Ltd.                                     24,300    408,705

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Takasago International Corp.                                   9,700 $  259,594
    Takasago Thermal Engineering Co., Ltd.                        22,800    311,562
    Takashima & Co., Ltd.                                         26,000     46,231
    Takashimaya Co., Ltd.                                         89,000    766,465
#*  Takata Corp.                                                  22,200    104,733
    Take And Give Needs Co., Ltd.                                  5,170     34,113
    TAKEBISHI Corp.                                                1,100     12,736
    Takeda Pharmaceutical Co., Ltd.                               10,200    427,233
    Takeei Corp.                                                  17,000    154,095
    Takeuchi Manufacturing Co., Ltd.                              21,100    447,848
    Taki Chemical Co., Ltd.                                        4,000     29,571
    Takihyo Co., Ltd.                                             14,000     58,135
    Takiron Co., Ltd.                                             26,000    122,868
    Takisawa Machine Tool Co., Ltd.                               37,000     55,970
    Takuma Co., Ltd.                                              32,000    277,131
#   Tama Home Co., Ltd.                                           14,600     71,116
    Tamron Co., Ltd.                                               8,500    154,042
    Tamura Corp.                                                  42,000    160,533
    Tanseisha Co., Ltd.                                           13,650    107,399
#   TASAKI & Co., Ltd.                                             4,300     58,792
    Tatsuta Electric Wire and Cable Co., Ltd.                     31,000    126,828
    Tayca Corp.                                                   21,000    132,015
    TBK Co., Ltd.                                                 14,600     63,702
    TDK Corp.                                                     22,000  1,581,280
#*  Teac Corp.                                                    23,000      9,366
    Techno Ryowa, Ltd.                                             7,000     50,696
    Teijin, Ltd.                                                  68,200  1,439,483
    Teikoku Electric Manufacturing Co., Ltd.                       5,200     47,050
    Teikoku Sen-I Co., Ltd.                                       10,300    138,874
    Teikoku Tsushin Kogyo Co., Ltd.                               16,000     25,499
#   Tekken Corp.                                                  31,000     90,524
    Tenma Corp.                                                    9,200    167,338
    Terumo Corp.                                                   1,400     51,791
    THK Co., Ltd.                                                 27,400    675,168
#   Tigers Polymer Corp.                                           5,900     42,864
    TIS, Inc.                                                     37,000    838,358
    TKC Corp.                                                      5,500    166,052
    Toa Corp.(6894434)                                            16,300    148,449
    Toa Corp.(6894508)                                            11,100    175,986
    Toa Oil Co., Ltd.                                             44,000     58,849
    TOA ROAD Corp.                                                31,000     93,605
#   Toabo Corp.                                                    3,800     18,532
    Toagosei Co., Ltd.                                            73,300    784,676
    Tobishima Corp.                                               70,300    110,098
    Tobu Store Co., Ltd.                                           1,900     48,535
    TOC Co., Ltd.                                                 15,400    121,715
    Tocalo Co., Ltd.                                               8,600    195,406
    Tochigi Bank, Ltd. (The)                                      51,000    259,251
    Toda Corp.                                                   176,000    966,379
    Toda Kogyo Corp.                                              31,000     78,717
    Toei Animation Co., Ltd.                                         900     45,981
    Toei Co., Ltd.                                                38,000    338,000
    Toell Co., Ltd.                                                1,700     14,139

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Toenec Corp.                                                  24,000 $  118,106
    Togami Electric Manufacturing Co., Ltd.                        6,000     26,691
    Toho Bank, Ltd. (The)                                        124,000    465,904
    Toho Co., Ltd.(6895211)                                        3,000     66,244
    Toho Co., Ltd.(6895200)                                        4,900    141,311
    Toho Gas Co., Ltd.                                            23,000    172,057
#   Toho Holdings Co., Ltd.                                       29,800    642,919
#   Toho Titanium Co., Ltd.                                       21,200    169,028
    Toho Zinc Co., Ltd.                                           76,000    331,019
    Tohoku Bank, Ltd. (The)                                       41,000     56,544
    Tohto Suisan Co., Ltd.                                         1,600     27,360
    Tokai Carbon Co., Ltd.                                       136,000    488,913
    Tokai Corp.                                                    4,100    144,102
#   TOKAI Holdings Corp.                                          56,600    403,610
    Tokai Lease Co., Ltd.                                          5,000      9,427
    Tokai Rika Co., Ltd.                                          33,200    660,759
    Tokai Tokyo Financial Holdings, Inc.                         117,000    649,769
    Token Corp.                                                    2,520    178,064
    Tokio Marine Holdings, Inc.                                   28,116  1,172,268
    Tokushu Tokai Paper Co., Ltd.                                  7,100    252,248
*   Tokuyama Corp.                                               117,000    523,646
    Tokyo Broadcasting System Holdings, Inc.                      11,000    189,434
    Tokyo Century Corp.                                           13,000    441,566
    Tokyo Dome Corp.                                              42,000    398,406
    Tokyo Electron Device, Ltd.                                    5,000     69,867
    Tokyo Electron, Ltd.                                           9,300    963,338
    Tokyo Energy & Systems, Inc.                                  17,000    151,550
    Tokyo Individualized Educational Institute, Inc.               8,200     67,028
#   Tokyo Keiki, Inc.                                             42,000     94,311
    Tokyo Ohka Kogyo Co., Ltd.                                     8,900    317,975
    Tokyo Radiator Manufacturing Co., Ltd.                         2,200     18,195
    Tokyo Rakutenchi Co., Ltd.                                    10,000     46,521
    Tokyo Rope Manufacturing Co., Ltd.                             8,300    140,379
    Tokyo Sangyo Co., Ltd.                                         8,200     33,880
    Tokyo Seimitsu Co., Ltd.                                      15,600    510,600
    Tokyo Steel Manufacturing Co., Ltd.                           48,100    433,503
    Tokyo Tatemono Co., Ltd.                                      52,800    699,241
    Tokyo Tekko Co., Ltd.                                         24,000    101,913
#   Tokyo Theatres Co., Inc.                                      43,000     63,494
    Tokyo TY Financial Group, Inc.                                16,887    587,401
    Tokyotokeiba Co., Ltd.                                        57,000    132,404
    Tokyu Construction Co., Ltd.                                  20,730    163,063
    Tokyu Fudosan Holdings Corp.                                 161,082    941,663
#   Tokyu Recreation Co., Ltd.                                     3,853     27,037
    Toli Corp.                                                    35,000    123,419
    Tomato Bank, Ltd.                                              3,400     47,444
    Tomoe Corp.                                                   13,700     43,977
    Tomoe Engineering Co., Ltd.                                    6,200    105,249
    Tomoegawa Co., Ltd.                                            6,000     12,165
    Tomoku Co., Ltd.                                              36,000    106,830
    TOMONY Holdings, Inc.                                         88,300    469,917
    Tomy Co., Ltd.                                                37,200    395,628
    Tonami Holdings Co., Ltd.                                     36,000    114,113

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    TonenGeneral Sekiyu K.K.                                       8,000 $   94,081
    Topcon Corp.                                                  22,300    341,822
    Toppan Forms Co., Ltd.                                        34,800    360,960
    Toppan Printing Co., Ltd.                                     86,000    844,171
    Topre Corp.                                                   21,100    537,533
    Topy Industries, Ltd.                                         12,400    346,562
    Toray Industries, Inc.                                        53,000    458,923
    Torex Semiconductor, Ltd.                                      1,600     23,209
    Toridoll Holdings Corp.                                       11,300    247,050
#   Torigoe Co., Ltd. (The)                                        8,000     55,634
    Torii Pharmaceutical Co., Ltd.                                 9,700    215,221
    Torishima Pump Manufacturing Co., Ltd.                        14,500    143,426
    Tosei Corp.                                                   17,500    118,187
*   Toshiba Corp.                                                181,000    388,132
    Toshiba Machine Co., Ltd.                                     84,000    365,768
#   Toshiba Plant Systems & Services Corp.                        18,500    278,689
*   Toshiba TEC Corp.                                             83,000    454,577
    Tosho Co., Ltd.                                                2,700    125,633
    Tosho Printing Co., Ltd.                                      30,000    125,154
    Tosoh Corp.                                                  181,000  1,367,522
    Totetsu Kogyo Co., Ltd.                                        8,070    237,754
    TOTO, Ltd.                                                     7,499    302,031
    Tottori Bank, Ltd. (The)                                       1,300     21,870
    Toukei Computer Co., Ltd.                                      2,100     40,827
    Tow Co., Ltd.                                                  9,600     54,875
    Towa Bank, Ltd. (The)                                        211,000    214,319
    Towa Corp.                                                    11,700    168,000
#   Towa Pharmaceutical Co., Ltd.                                  5,700    222,746
    Toyo Construction Co., Ltd.                                   43,300    156,292
    Toyo Corp.                                                    15,100    131,225
    Toyo Denki Seizo K.K.                                          4,800     70,389
    Toyo Engineering Corp.                                        90,000    239,950
    Toyo Ink SC Holdings Co., Ltd.                               127,000    619,891
    Toyo Kanetsu K.K.                                             55,000    163,148
    Toyo Kohan Co., Ltd.                                          31,300    113,680
    Toyo Machinery & Metal Co., Ltd.                              12,000     58,455
    Toyo Securities Co., Ltd.                                     44,000    103,759
    Toyo Seikan Group Holdings, Ltd.                              51,400    948,001
    Toyo Sugar Refining Co., Ltd.                                  8,000      8,213
    Toyo Suisan Kaisha, Ltd.                                       4,400    156,998
    Toyo Tanso Co., Ltd.                                           9,500    159,341
    Toyo Tire & Rubber Co., Ltd.                                  46,700    566,518
    Toyo Wharf & Warehouse Co., Ltd.                              37,000     60,887
    Toyobo Co., Ltd.                                             525,000    851,099
    Toyoda Gosei Co., Ltd.                                        32,800    790,111
    Toyota Boshoku Corp.                                          15,100    334,789
    Toyota Industries Corp.                                        6,300    304,038
    Toyota Motor Corp.                                            55,363  3,219,517
    Toyota Motor Corp. Sponsored ADR                              36,827  4,262,725
    Toyota Tsusho Corp.                                           67,000  1,842,904
    TPR Co., Ltd.                                                 10,400    296,478
    Trancom Co., Ltd.                                              2,600    125,251
    Transcosmos, Inc.                                              4,400    115,448

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
*   Trend Micro, Inc.                                              4,200 $  162,989
    Trusco Nakayama Corp.                                         20,800    472,432
    Trust Tech, Inc.                                               1,200     19,161
    TS Tech Co., Ltd.                                             31,100    793,713
    TSI Holdings Co., Ltd.                                        49,805    356,219
    Tsubakimoto Chain Co.                                         73,000    584,805
    Tsubakimoto Kogyo Co., Ltd.                                    4,000     13,277
*   Tsudakoma Corp.                                               40,000     65,871
    Tsugami Corp.                                                 33,000    201,367
#   Tsukada Global Holdings, Inc.                                  9,800     56,509
    Tsukamoto Corp. Co., Ltd.                                      3,000      3,425
    Tsukishima Kikai Co., Ltd.                                    18,600    199,687
    Tsukuba Bank, Ltd.                                            50,700    153,717
    Tsukui Corp.                                                  30,400    205,685
    Tsumura & Co.                                                 19,400    565,321
    Tsuruha Holdings, Inc.                                         2,200    206,804
    Tsurumi Manufacturing Co., Ltd.                               12,300    169,866
    Tsutsumi Jewelry Co., Ltd.                                     4,900     84,472
    TV Asahi Holdings Corp.                                       16,800    336,345
    Tv Tokyo Holdings Corp.                                        7,800    159,793
#*  U-Shin, Ltd.                                                  13,200    102,614
    UACJ Corp.                                                   181,067    569,249
    Ube Industries, Ltd.                                         651,200  1,565,732
    Uchida Yoko Co., Ltd.                                          6,200    133,838
    Uchiyama Holdings Co., Ltd.                                    2,300      8,957
    Ueki Corp.                                                    18,000     40,464
    UKC Holdings Corp.                                             9,900    192,278
    Ulvac, Inc.                                                   23,400    828,916
*   Uniden Holdings Corp.                                         54,000     79,309
    Union Tool Co.                                                 4,700    131,114
    Unipres Corp.                                                 26,700    563,312
    United Arrows, Ltd.                                            7,000    197,732
    United Super Markets Holdings, Inc.                           29,300    256,131
*   Unitika, Ltd.                                                136,000     97,364
*   Universal Entertainment Corp.                                 13,000    472,518
    Unizo Holdings Co., Ltd.                                      10,300    292,958
    Usen Corp.                                                    39,380    132,162
    Ushio, Inc.                                                   64,400    817,422
    USS Co., Ltd.                                                 10,200    179,023
#*  UT Group Co., Ltd.                                            10,900    102,796
    Utoc Corp.                                                     7,500     26,828
    V Technology Co., Ltd.                                           500     78,683
    Valor Holdings Co., Ltd.                                      21,300    553,462
    Vector, Inc.                                                  10,800    113,581
#   Village Vanguard Co., Ltd.                                     2,700     27,199
#   Vital KSK Holdings, Inc.                                      27,600    246,145
    Vitec Holdings Co., Ltd.                                       5,000     55,851
    VT Holdings Co., Ltd.                                         35,400    172,138
#   W-Scope Corp.                                                  2,200     35,617
    Wacoal Holdings Corp.                                         92,000  1,114,897
#   Wacom Co., Ltd.                                               43,100    130,792
    Wakachiku Construction Co., Ltd.                              95,000    127,787
    Wakita & Co., Ltd.                                            28,500    263,711

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Warabeya Nichiyo Holdings Co., Ltd.                          10,300 $224,180
    Watahan & Co., Ltd.                                           3,300   47,456
#   WATAMI Co., Ltd.                                              8,100   79,080
    WDB Holdings Co., Ltd.                                        1,900   22,313
    Weathernews, Inc.                                             1,700   52,661
#   Welcia Holdings Co., Ltd.                                     3,800  209,140
    West Holdings Corp.                                          15,900  114,794
    WIN-Partners Co., Ltd.                                        2,000   17,237
    Wood One Co., Ltd.                                            6,000   14,723
#   World Holdings Co., Ltd.                                      3,200   58,119
    Wowow, Inc.                                                   4,400  139,395
    Xebio Holdings Co., Ltd.                                     16,900  252,506
#   Y A C Co., Ltd.                                               3,700   52,218
    Yachiyo Industry Co., Ltd.                                    3,900   36,758
    Yahagi Construction Co., Ltd.                                18,600  174,954
#   Yaizu Suisankagaku Industry Co., Ltd.                         4,600   49,382
    Yakult Honsha Co., Ltd.                                       1,700   87,365
    YAMABIKO Corp.                                               18,000  252,272
#   Yamada Denki Co., Ltd.                                       39,200  215,969
    Yamagata Bank, Ltd. (The)                                    86,000  367,984
    Yamaguchi Financial Group, Inc.                              72,000  784,451
    Yamaha Corp.                                                 22,700  693,380
    Yamaha Motor Co., Ltd.                                       18,400  382,710
    Yamaichi Electronics Co., Ltd.                               10,500  120,717
    Yamanashi Chuo Bank, Ltd. (The)                              94,000  442,040
    Yamatane Corp.                                                6,800   97,965
    Yamato Corp.                                                  4,900   23,412
    Yamato Holdings Co., Ltd.                                    12,700  255,947
    Yamato Kogyo Co., Ltd.                                       28,200  843,223
    Yamaya Corp.                                                  2,600   39,515
    Yamazaki Baking Co., Ltd.                                    23,000  462,547
    Yamazen Corp.                                                20,000  171,118
    Yaoko Co., Ltd.                                               5,400  219,405
#   Yashima Denki Co., Ltd.                                       2,000   11,253
    Yaskawa Electric Corp.                                       31,800  573,416
    Yasuda Logistics Corp.                                        8,900   59,096
    Yellow Hat, Ltd.                                              9,300  213,002
    Yodogawa Steel Works, Ltd.                                   16,200  462,073
    Yokogawa Bridge Holdings Corp.                               22,800  290,235
    Yokogawa Electric Corp.                                      26,400  421,873
#   Yokohama Reito Co., Ltd.                                     32,200  294,076
    Yokohama Rubber Co., Ltd. (The)                              52,799  928,584
    Yokowo Co., Ltd.                                              5,600   54,022
    Yomeishu Seizo Co., Ltd.                                      3,500   58,576
    Yomiuri Land Co., Ltd.                                       25,000  103,171
    Yondenko Corp.                                                8,000   31,527
    Yondoshi Holdings, Inc.                                       3,500   77,014
#   Yonex Co., Ltd.                                               2,500  119,606
    Yorozu Corp.                                                 12,300  170,929
    Yoshinoya Holdings Co., Ltd.                                  9,700  139,759
    Yuasa Funashoku Co., Ltd.                                    15,000   40,399
    Yuasa Trading Co., Ltd.                                       9,500  256,817
    Yuken Kogyo Co., Ltd.                                        23,000   45,415

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- ------------
JAPAN -- (Continued)
#   Yumeshin Holdings Co., Ltd.                                    5,500 $     38,649
    Yurtec Corp.                                                  30,000      218,736
    Yusen Logistics Co., Ltd.                                     11,800      117,224
    Yushin Precision Equipment Co., Ltd.                             600       16,333
    Yushiro Chemical Industry Co., Ltd.                            6,300       81,354
    Yutaka Giken Co., Ltd.                                           600       12,439
*   Zappallas, Inc.                                                5,000       19,693
    Zenitaka Corp. (The)                                          22,000       93,152
    Zenkoku Hosho Co., Ltd.                                        5,800      200,747
    Zenrin Co., Ltd.                                              11,600      225,206
    Zensho Holdings Co., Ltd.                                     31,700      544,224
    Zeon Corp.                                                   103,000    1,181,955
    ZERIA Pharmaceutical Co., Ltd.                                 6,000       94,645
#   Zojirushi Corp.                                                9,500      124,112
    Zuiko Corp.                                                    1,900       70,360
    Zuken, Inc.                                                   12,000      136,455
                                                                         ------------
TOTAL JAPAN                                                               503,731,834
                                                                         ------------
NETHERLANDS -- (2.6%)
    Aalberts Industries NV                                        59,921    2,103,282
    ABN AMRO Group NV                                              2,474       58,195
    Accell Group                                                  16,914      396,672
    Aegon NV(007924103)                                            8,969       49,149
    Aegon NV(5927375)                                            337,960    1,836,979
*   AFC Ajax NV                                                       70          675
    Akzo Nobel NV                                                 21,673    1,470,845
#*  Altice NV Class A                                              2,923       64,171
    AMG Advanced Metallurgical Group NV                           20,949      388,098
    Amsterdam Commodities NV                                       6,494      144,031
#   APERAM SA                                                     36,339    1,718,598
    Arcadis NV                                                    47,431      644,943
*   ArcelorMittal(B295F26)                                       245,906    1,915,608
*   ArcelorMittal(B03XPL1)                                        76,675      597,876
    ASM International NV                                          33,844    1,668,636
    ASML Holding NV                                                8,114      984,999
    BE Semiconductor Industries NV                                25,635      925,626
    Beter Bed Holding NV                                           6,409      111,384
    BinckBank NV                                                  47,020      269,497
    Boskalis Westminster                                          55,693    2,060,524
    Brunel International NV                                       12,816      224,871
    Coca-Cola European Partners P.L.C.                             4,579      158,120
    Corbion NV                                                    44,480    1,139,277
    Delta Lloyd NV                                               206,221    1,187,292
*   Fugro NV                                                      57,948      913,995
#   Gemalto NV                                                    23,503    1,365,889
#*  Heijmans NV                                                   20,193      134,536
    Heineken NV                                                    6,899      515,969
    Hunter Douglas NV                                              2,335      146,327
    IMCD Group NV                                                  4,718      211,905
    ING Groep NV                                                 201,957    2,901,304

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
NETHERLANDS -- (Continued)
    ING Groep NV Sponsored ADR                                   105,277 $ 1,513,883
    KAS Bank NV                                                   10,033      92,409
    Kendrion NV                                                    8,940     253,854
    Koninklijke Ahold Delhaize NV                                230,533   4,911,214
    Koninklijke Ahold Delhaize NV Sponsored ADR                   31,776     675,711
    Koninklijke BAM Groep NV                                     150,810     711,544
    Koninklijke DSM NV                                            62,767   4,001,418
    Koninklijke KPN NV                                           354,163   1,020,334
    Koninklijke Philips NV(500472303)                             45,594   1,339,552
    Koninklijke Philips NV(5986622)                               25,084     736,027
    Koninklijke Vopak NV                                          32,652   1,402,569
    Nederland Apparatenfabriek                                       853      32,437
    NN Group NV                                                   58,150   2,059,431
*   Ordina NV                                                     64,198     137,603
*   PostNL NV                                                    130,194     571,416
    Randstad Holding NV                                           20,790   1,209,554
    Refresco Group NV                                             13,914     210,161
    RELX NV                                                       68,627   1,159,159
    RELX NV Sponsored ADR                                          8,411     141,641
    SBM Offshore NV                                              121,372   1,974,403
    Sligro Food Group NV                                          12,592     456,843
#*  SNS Reaal NV                                                  28,066          --
#   Telegraaf Media Groep NV                                       7,861      50,404
    TKH Group NV                                                  26,815   1,086,912
#*  TomTom NV                                                     78,280     717,596
    Unilever NV                                                   12,047     488,648
    Van Lanschot NV                                                5,026     108,662
    Wessanen                                                      29,034     412,105
    Wolters Kluwer NV                                             51,007   1,950,594
                                                                         -----------
TOTAL NETHERLANDS                                                         55,735,357
                                                                         -----------
NEW ZEALAND -- (0.5%)
*   a2 Milk Co., Ltd.                                             98,991     160,803
    Air New Zealand, Ltd.                                        311,497     480,135
    Arvida Group, Ltd.                                            36,916      36,244
    Auckland International Airport, Ltd.                          35,962     180,379
    Chorus, Ltd.                                                 204,860     609,444
    Chorus, Ltd. ADR                                                 462       6,833
    Comvita, Ltd.                                                  5,435      28,461
    Contact Energy, Ltd.                                          81,315     284,948
    EBOS Group, Ltd.                                              24,409     302,517
    Fisher & Paykel Healthcare Corp., Ltd.                        58,638     373,915
    Fletcher Building, Ltd.(6341606)                             175,427   1,351,562
    Fletcher Building, Ltd.(6341617)                               3,803      29,130
    Fonterra Co-operative Group, Ltd.                              7,404      33,626
    Freightways, Ltd.                                             50,209     257,242
    Genesis Energy, Ltd.                                          84,844     134,456
    Gentrack Group, Ltd.                                          14,435      35,073
    Hallenstein Glasson Holdings, Ltd.                             5,478      12,988
    Heartland Bank, Ltd.                                         169,510     196,475
    Infratil, Ltd.                                               116,980     246,286
    Kathmandu Holdings, Ltd.                                      70,771      98,093
    Mainfreight, Ltd.                                             38,801     595,422

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
NEW ZEALAND -- (Continued)
    Mercury NZ, Ltd.                                              38,932 $    87,732
    Meridian Energy, Ltd.                                         36,642      70,795
    Metlifecare, Ltd.                                             93,232     381,664
    Metro Performance Glass, Ltd.                                 86,994     118,092
    New Zealand Oil & Gas, Ltd.                                   53,150      24,922
    New Zealand Refining Co., Ltd. (The)                          76,271     151,223
#   NZME, Ltd.                                                    54,625      26,957
    NZX, Ltd.                                                     86,239      69,686
    PGG Wrightson, Ltd.                                           48,178      18,734
*   Pike River Coal, Ltd.                                         12,312          --
    Port of Tauranga, Ltd.                                        66,455     204,237
    Restaurant Brands New Zealand, Ltd.                           30,835     125,299
    Ryman Healthcare, Ltd.                                        29,961     191,505
    Scales Corp., Ltd.                                            25,134      62,689
    Skellerup Holdings, Ltd.                                      84,592      98,008
    SKY Network Television, Ltd.                                 162,877     554,466
    SKYCITY Entertainment Group, Ltd.                            254,048     704,145
    Spark New Zealand, Ltd.                                      246,760     635,820
    Steel & Tube Holdings, Ltd.                                   52,264      97,050
    Summerset Group Holdings, Ltd.                               117,151     425,630
    Tilt Renewables, Ltd.                                          8,621      14,548
    Tourism Holdings, Ltd.                                        53,344     153,110
    Tower, Ltd.                                                   64,178      38,596
    Trade Me Group, Ltd.                                         189,968     705,177
    Trustpower, Ltd.                                               8,621      29,363
    Vector, Ltd.                                                  33,846      79,790
    Warehouse Group, Ltd. (The)                                   50,707      97,543
*   Xero, Ltd.                                                    11,098     154,055
    Z Energy, Ltd.                                                25,240     134,771
                                                                         -----------
TOTAL NEW ZEALAND                                                         10,909,639
                                                                         -----------
NORWAY -- (1.0%)
    ABG Sundal Collier Holding ASA                               222,851     140,848
    AF Gruppen ASA                                                 2,703      49,974
*   Akastor ASA                                                  111,833     200,325
    Aker ASA Class A                                              14,329     594,184
    Aker BP ASA                                                   34,534     628,362
*   Aker Solutions ASA                                            86,645     467,216
    American Shipping Co. ASA                                     30,660     113,337
    Atea ASA                                                      46,433     451,895
    Austevoll Seafood ASA                                         71,323     659,684
    Avance Gas Holding, Ltd.                                       3,180      11,192
*   Axactor AB                                                   264,607      83,756
    Bakkafrost P/F                                                14,734     566,291
    Bonheur ASA                                                   14,173     142,663
    Borregaard ASA                                                26,617     292,947
    BW LPG, Ltd.                                                  43,884     223,757
*   BW Offshore, Ltd.                                             70,604     206,050
*   Deep Sea Supply P.L.C.                                        74,823      14,621
    DNB ASA                                                       46,929     782,894
*   DNO ASA                                                       82,820      86,682
    Ekornes ASA                                                    5,411      74,857
    Entra ASA                                                      7,051      76,049

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
NORWAY -- (Continued)
*   Fred Olsen Energy ASA                                           31,264 $   67,369
    Frontline, Ltd.                                                 49,954    345,359
    Gjensidige Forsikring ASA                                       10,181    175,204
    Golar LNG, Ltd.                                                  3,400     87,924
    Grieg Seafood ASA                                               17,294    145,132
*   Hexagon Composites ASA                                          31,640    106,025
    Hoegh LNG Holdings, Ltd.                                         7,408     82,391
*   Kongsberg Automotive ASA                                       310,793    219,678
    Kongsberg Gruppen ASA                                            4,995     82,438
*   Kvaerner ASA                                                   180,852    238,097
    Leroy Seafood Group ASA                                          4,891    272,313
    Marine Harvest ASA                                              26,487    467,657
*   Nordic Semiconductor ASA                                        40,223    169,470
    Norsk Hydro ASA                                                116,145    662,529
*   Norske Skogindustrier ASA                                      123,286     41,104
*   Norwegian Air Shuttle ASA                                        5,505    179,709
    Ocean Yield ASA                                                 24,029    182,161
*   Odfjell Drilling, Ltd.                                          47,026     89,510
*   Odfjell SE Class A                                               5,645     22,364
    Olav Thon Eiendomsselskap ASA                                    1,615     30,958
    Opera Software ASA                                              32,075    144,216
    Orkla ASA                                                       19,888    185,551
*   Petroleum Geo-Services ASA                                     203,040    674,765
*   Prosafe SE                                                       3,434     14,265
    Protector Forsikring ASA                                        33,236    296,323
*   Q-Free ASA                                                       3,734      3,722
*   REC Silicon ASA                                              1,496,873    234,281
    Salmar ASA                                                      11,015    311,760
    Scatec Solar ASA                                                17,737     79,582
    Schibsted ASA Class A                                            1,854     49,025
    Schibsted ASA Class B                                            3,368     83,859
*   Seadrill, Ltd.                                                 199,067    372,255
    Selvaag Bolig ASA                                                3,666     17,648
*   Sevan Marine ASA                                                11,522     22,241
*   Solstad Offshore ASA                                             2,300      3,027
*   Songa Offshore                                                  15,135     58,355
    SpareBank 1 SMN                                                 21,095    176,510
    SpareBank 1 SR-Bank ASA                                         72,109    536,142
    Statoil ASA                                                    108,270  2,018,932
    Statoil ASA Sponsored ADR                                        7,272    135,768
    Stolt-Nielsen, Ltd.                                             17,903    270,441
*   Storebrand ASA                                                 268,085  1,634,693
*   Subsea 7 SA                                                     95,706  1,302,328
    Telenor ASA                                                      9,437    149,600
    TGS Nopec Geophysical Co. ASA                                   40,193    965,013
    Tomra Systems ASA                                               35,644    390,093
*   Treasure ASA                                                    54,160    113,156
    Veidekke ASA                                                    20,561    305,567
*   Wilh Wilhelmsen ASA                                             32,962    161,731
    Wilh Wilhelmsen Holding ASA Class A                              7,331    199,708
    XXL ASA                                                          5,167     59,535

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
NORWAY -- (Continued)
    Yara International ASA                                        12,796 $   539,551
                                                                         -----------
TOTAL NORWAY                                                              21,044,619
                                                                         -----------
PORTUGAL -- (0.3%)
    Altri SGPS SA                                                 51,633     226,465
*   Banco BPI SA                                                 308,232     377,537
#*  Banco Comercial Portugues SA Class R                         164,056      27,818
*   Banco Espirito Santo SA                                      712,067          --
    CTT-Correios de Portugal SA                                   38,692     215,845
    EDP Renovaveis SA                                            112,147     720,475
    Galp Energia SGPS SA                                          78,751   1,160,335
    Jeronimo Martins SGPS SA                                      12,685     214,701
    Mota-Engil SGPS SA                                            66,914     116,360
    Navigator Co. SA (The)                                       192,471     701,002
    NOS SGPS SA                                                   83,455     469,896
#   REN--Redes Energeticas Nacionais SGPS SA                      57,026     157,082
    Semapa-Sociedade de Investimento e Gestao                     14,683     208,467
    Sonae Capital SGPS SA                                         55,214      41,182
    Sonae SGPS SA                                                655,220     563,990
    Teixeira Duarte SA                                            31,098       6,680
                                                                         -----------
TOTAL PORTUGAL                                                             5,207,835
                                                                         -----------
SINGAPORE -- (1.1%)
*   Abterra, Ltd.                                                 40,000      11,869
    Accordia Golf Trust                                          291,200     138,526
    Amara Holdings, Ltd.                                          90,000      25,703
    Ascendas India Trust                                         201,700     149,918
*   ASL Marine Holdings, Ltd.                                     37,100       3,928
*   Banyan Tree Holdings, Ltd.                                    84,000      30,010
    Bonvests Holdings, Ltd.                                       30,000      27,044
*   Boustead Projects, Ltd.                                       26,174      13,607
    Boustead Singapore, Ltd.                                     133,832      76,637
    Breadtalk Group, Ltd.                                         64,000      58,446
    Bukit Sembawang Estates, Ltd.                                 42,800     148,943
    Bund Center Investment, Ltd.                                  22,000      11,408
    CapitaLand, Ltd.                                             277,001     646,449
    Centurion Corp., Ltd.                                        167,400      42,064
    China Aviation Oil Singapore Corp., Ltd.                      82,100      88,344
    Chip Eng Seng Corp., Ltd.                                    245,000     115,306
    City Developments, Ltd.                                       54,200     355,768
*   Cityneon Holdings, Ltd.                                       51,000      35,065
    Civmec, Ltd.                                                 140,800      67,194
    ComfortDelGro Corp., Ltd.                                    174,500     298,603
*   COSCO Corp. Singapore, Ltd.                                  674,200     133,945
    CSE Global, Ltd.                                             336,000     109,417
    CWT, Ltd.                                                    163,000     230,967
    Dairy Farm International Holdings, Ltd.                        7,300      61,154
    DBS Group Holdings, Ltd.                                      94,918   1,283,288
    Del Monte Pacific, Ltd.                                      222,059      53,050
    Delfi, Ltd.                                                   22,300      35,428
*   Dyna-Mac Holdings, Ltd.                                      230,000      28,898
    Elec & Eltek International Co., Ltd.                          14,000      14,279

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
SINGAPORE -- (Continued)
*   Ezion Holdings, Ltd.                                         1,366,144 $  399,149
*   Ezra Holdings, Ltd.                                          1,882,853     63,992
*   Falcon Energy Group, Ltd.                                      203,000     20,497
    Far East Orchard, Ltd.                                          55,984     58,599
    First Resources, Ltd.                                          145,900    199,114
    Fragrance Group, Ltd.                                          222,000     27,586
    Frasers Centrepoint, Ltd.                                      182,300    203,877
    Fu Yu Corp., Ltd.                                              274,500     38,192
*   Gallant Venture, Ltd.                                          254,500     22,242
    Genting Singapore P.L.C.                                       132,500     91,390
*   Geo Energy Resources, Ltd.                                     196,000     35,362
    GL, Ltd.                                                       109,000     60,752
*   Global Premium Hotels, Ltd.                                      9,279      1,960
    Golden Agri-Resources, Ltd.                                  4,011,800  1,206,722
    Great Eastern Holdings, Ltd.                                     3,000     43,808
    GSH Corp., Ltd.                                                 45,400     17,073
    GuocoLand, Ltd.                                                 65,333     85,064
*   Halcyon Agri Corp., Ltd.                                       145,408     72,626
    Haw Par Corp., Ltd.                                             11,000     75,013
    Hi-P International, Ltd.                                        76,000     27,106
    Hiap Hoe, Ltd.                                                  39,000     19,328
    Ho Bee Land, Ltd.                                              148,100    233,864
    Hong Fok Corp., Ltd.                                           159,280     74,953
    Hong Leong Asia, Ltd.                                           49,000     31,353
    Hotel Grand Central, Ltd.                                        6,335      6,249
    Hour Glass, Ltd. (The)                                         108,000     47,518
    Hutchison Port Holdings Trust                                2,517,000  1,070,543
    Hwa Hong Corp., Ltd.                                            21,000      4,544
    Hyflux, Ltd.                                                   343,500    126,578
    Indofood Agri Resources, Ltd.                                  619,900    235,734
    Innovalues, Ltd.                                                77,200     55,122
    Japfa, Ltd.                                                    138,000    101,818
    Jardine Cycle & Carriage, Ltd.                                   6,644    194,824
    k1 Ventures, Ltd.                                              113,100     71,405
    Keppel Corp., Ltd.                                             224,600    985,564
    Keppel Infrastructure Trust                                    467,662    164,254
    Keppel Telecommunications & Transportation, Ltd.                37,500     44,990
    Koh Brothers Group, Ltd.                                       175,000     33,458
    KSH Holdings, Ltd.                                              56,100     21,549
    Lian Beng Group, Ltd.                                          252,000     82,901
    Low Keng Huat Singapore, Ltd.                                   78,000     32,163
    M1, Ltd.                                                       105,900    150,917
    Mandarin Oriental International, Ltd.                            6,600      8,257
    Metro Holdings, Ltd.                                           286,200    215,301
    Midas Holdings, Ltd.                                           877,700    143,043
*   Nam Cheong, Ltd.                                               600,000     23,923
    Nera Telecommunications, Ltd.                                   43,000     11,289
*   Noble Group, Ltd.                                            5,637,300    681,780
    Olam International, Ltd.                                       185,800    261,804
    OUE, Ltd.                                                      210,600    273,408
    Oversea-Chinese Banking Corp., Ltd.                            125,487    836,949
    Overseas Education, Ltd.                                        31,900      8,128
    Oxley Holdings, Ltd.                                           118,000     38,992

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
SINGAPORE -- (Continued)
    Pan-United Corp., Ltd.                                        47,000 $   20,558
    Penguin International, Ltd.                                  101,800     17,839
    Q&M Dental Group Singapore, Ltd.                              17,500      8,432
    QAF, Ltd.                                                     97,253    100,269
*   Raffles Education Corp., Ltd.                                497,420     68,385
    Raffles Medical Group, Ltd.                                  206,298    217,158
    RHT Health Trust                                             365,800    238,590
    Riverstone Holdings, Ltd.                                     55,600     34,763
    Rotary Engineering, Ltd.                                     130,000     34,117
    SATS, Ltd.                                                   117,380    439,871
    SembCorp Industries, Ltd.                                    579,400  1,293,965
    SembCorp Marine, Ltd.                                        179,700    190,132
    Sheng Siong Group, Ltd.                                      248,200    163,850
    SHS Holdings, Ltd.                                           141,000     22,553
    SIA Engineering Co., Ltd.                                     10,100     24,964
*   SIIC Environment Holdings, Ltd.                              238,560     99,178
    Sinarmas Land, Ltd.                                          639,500    203,735
    Sing Investments & Finance, Ltd.                              13,500     11,670
    Singapore Airlines, Ltd.                                      95,100    669,792
    Singapore Exchange, Ltd.                                      44,400    233,546
    Singapore Post, Ltd.                                         276,200    287,959
    Singapore Press Holdings, Ltd.                                28,500     69,888
    Singapore Technologies Engineering, Ltd.                      65,800    154,205
    Singapore Telecommunications, Ltd.                           144,400    397,012
    Sino Grandness Food Industry Group, Ltd.                     462,500     85,467
    Stamford Land Corp., Ltd.                                    217,000     78,559
    StarHub, Ltd.                                                 95,500    201,071
    Sunningdale Tech, Ltd.                                       103,800     82,691
*   SunVic Chemical Holdings, Ltd.                               184,600     11,360
    Super Group, Ltd.                                            218,300    199,703
*   Swiber Holdings, Ltd.                                        189,500     10,999
*   Tat Hong Holdings, Ltd.                                      172,000     44,034
    Tiong Woon Corp. Holding, Ltd.                                68,000     12,002
    Tuan Sing Holdings, Ltd.                                     183,531     39,080
    UMS Holdings, Ltd.                                           207,250     90,984
    United Engineers, Ltd.                                       303,100    608,581
    United Industrial Corp., Ltd.                                141,784    284,775
    United Overseas Bank, Ltd.                                    71,919  1,069,576
    UOB-Kay Hian Holdings, Ltd.                                  112,387    101,445
    UOL Group, Ltd.                                              297,987  1,349,606
    UPP Holdings, Ltd.                                           134,000     29,974
    Valuetronics Holdings, Ltd.                                  113,000     44,088
    Venture Corp., Ltd.                                           68,500    495,534
    Vibrant Group, Ltd.                                          164,196     39,782
    Wee Hur Holdings, Ltd.                                       112,000     19,508
    Wheelock Properties Singapore, Ltd.                          123,200    142,643
    Wilmar International, Ltd.                                    30,300     83,386
    Wing Tai Holdings, Ltd.                                      535,168    659,902
    Yeo Hiap Seng, Ltd.                                           10,160     10,081
*   Yongnam Holdings, Ltd.                                       223,500     31,178
*   Yuuzoo Corp., Ltd.                                           410,000     41,458

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
SINGAPORE -- (Continued)
    Zhongmin Baihui Retail Group, Ltd.                               7,900 $     6,229
                                                                           -----------
TOTAL SINGAPORE                                                             24,214,012
                                                                           -----------
SPAIN -- (2.0%)
    Abertis Infraestructuras SA                                     18,166     260,309
    Acciona SA                                                      14,699   1,140,325
    Acerinox SA                                                     52,707     724,811
    ACS Actividades de Construccion y Servicios SA                  14,826     456,948
    Adveo Group International SA                                    10,419      43,010
    Almirall SA                                                     20,805     335,369
    Amadeus IT Group SA                                             26,130   1,208,796
#*  Amper SA                                                       348,604      97,822
    Applus Services SA                                              15,561     177,863
    Atresmedia Corp. de Medios de Comunicacion SA                   24,791     282,132
    Banco Bilbao Vizcaya Argentaria SA                             282,563   1,921,597
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR                62,749     427,321
    Banco de Sabadell SA                                         1,761,979   2,660,090
#   Banco Popular Espanol SA                                       576,181     596,626
    Banco Santander SA                                             862,819   4,820,451
    Banco Santander SA Sponsored ADR                               185,656   1,032,247
    Bankia SA                                                      389,822     412,103
    Bankinter SA                                                   124,118     999,037
*   Baron de Ley                                                       844      99,740
    Bolsas y Mercados Espanoles SHMSF SA                            26,757     844,713
    CaixaBank SA                                                   537,781   1,971,229
#*  Caja de Ahorros del Mediterraneo                                 8,736          --
*   Cementos Portland Valderrivas SA                                 8,539      54,966
    Cia de Distribucion Integral Logista Holdings SA                 4,797     115,952
    Cie Automotive SA                                               17,555     326,602
    Construcciones y Auxiliar de Ferrocarriles SA                    9,050     367,501
#*  Deoleo SA                                                      312,391      89,583
    Distribuidora Internacional de Alimentacion SA                 116,145     614,730
#*  Duro Felguera SA                                                21,132      27,187
    Ebro Foods SA                                                   21,785     449,614
*   eDreams ODIGEO SA                                               26,593      90,310
    Elecnor SA                                                       6,222      62,401
    Enagas SA                                                       38,067     934,897
    Ence Energia y Celulosa SA                                      70,958     189,398
    Endesa SA                                                       20,253     417,668
*   Ercros SA                                                       85,372     200,567
    Euskaltel SA                                                    25,940     239,473
    Faes Farma SA                                                   89,221     330,811
    Ferrovial SA                                                    17,340     314,761
    Fluidra SA                                                       6,648      31,354
    Gamesa Corp. Tecnologica SA                                     83,465   1,755,140
    Gas Natural SDG SA                                              31,276     603,314
    Grifols SA                                                      13,116     281,575
    Grupo Catalana Occidente SA                                     20,580     670,903
#*  Grupo Ezentis SA                                                87,009      50,699
    Iberdrola SA(BYXLF46)                                            6,309      39,730
    Iberdrola SA(B288C92)                                          283,890   1,793,084
    Iberpapel Gestion SA                                             2,508      70,196
*   Indra Sistemas SA                                               20,854     229,720

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
SPAIN -- (Continued)
    Inmobiliaria Colonial SA                                      31,276 $   229,899
    Laboratorios Farmaceuticos Rovi SA                             1,703      24,026
*   Liberbank SA                                                 286,249     317,730
    Mapfre SA                                                    556,115   1,686,169
    Mediaset Espana Comunicacion SA                               49,694     608,231
    Melia Hotels International SA                                 20,570     264,528
    Miquel y Costas & Miquel SA                                    5,020     133,134
*   NH Hotel Group SA                                             85,418     377,993
#   Obrascon Huarte Lain SA                                      100,586     341,643
    Papeles y Cartones de Europa SA                               27,730     167,401
*   Pescanova SA                                                   4,776          --
*   Pharma Mar SA                                                 46,851     153,088
*   Promotora de Informaciones SA Class A                         12,695      72,004
    Prosegur Cia de Seguridad SA                                  85,620     539,585
#*  Quabit Inmobiliaria SA                                        20,075      52,463
*   Realia Business SA                                            21,924      21,379
    Red Electrica Corp. SA                                        28,152     503,415
    Repsol SA                                                    160,808   2,383,452
    Repsol SA Sponsored ADR                                       10,228     151,983
*   Sacyr SA                                                     222,564     579,610
    Saeta Yield SA                                                 1,367      12,193
*   Solaria Energia y Medio Ambiente SA                            8,257       9,047
    Tecnicas Reunidas SA                                          11,631     461,824
    Tecnocom Telecomunicaciones y Energia SA                      12,308      57,265
    Telefonica SA                                                 82,112     794,443
    Telefonica SA Sponsored ADR                                   94,790     913,776
    Tubacex SA                                                    44,867     140,328
#*  Tubos Reunidos SA                                             77,956      77,521
    Vidrala SA                                                     7,153     388,200
    Viscofan SA                                                   12,366     628,838
*   Vocento SA                                                     6,613       9,153
    Zardoya Otis SA                                               52,760     445,342
                                                                         -----------
TOTAL SPAIN                                                               43,410,338
                                                                         -----------
SWEDEN -- (2.6%)
    AAK AB                                                         7,647     507,823
    Acando AB                                                     84,854     285,087
*   AddLife AB                                                     3,964      65,664
    AddTech AB Class B                                            12,687     219,138
    AF AB Class B                                                 28,292     565,040
    Alfa Laval AB                                                 12,261     229,234
*   Arise AB                                                       1,403       3,255
    Assa Abloy AB Class B                                         27,834     526,688
    Atlas Copco AB Class B                                         2,803      81,291
    Atrium Ljungberg AB Class B                                    6,004      93,340
    Avanza Bank Holding AB                                         7,719     353,504
    Axfood AB                                                     19,709     324,069
    B&B Tools AB Class B                                          11,595     265,630
*   BE Group AB                                                    4,017      23,576
    Beijer Alma AB                                                 9,601     268,977
    Beijer Electronics AB                                            728       3,244
    Beijer Ref AB                                                  5,568     134,918
    Betsson AB                                                    29,823     256,718

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
SWEDEN -- (Continued)
    Bilia AB Class A                                              22,177 $  532,834
    BillerudKorsnas AB                                            69,289  1,154,361
    BioGaia AB Class B                                             3,923    142,060
    Biotage AB                                                    10,917     57,625
    Bjorn Borg AB                                                  8,838     34,347
    Boliden AB                                                   124,690  3,637,504
*   Bonava AB                                                        977     14,988
*   Bonava AB Class B                                             31,043    477,949
    Bulten AB                                                     14,473    153,829
    Bure Equity AB                                                37,426    422,350
    Byggmax Group AB                                              40,307    273,372
    Castellum AB                                                  44,053    606,860
    Cavotec SA                                                     1,266      3,055
    Clas Ohlson AB Class B                                        17,247    272,097
    Cloetta AB Class B                                           100,581    339,229
*   Collector AB                                                   4,511     53,984
    Com Hem Holding AB                                            34,092    357,677
    Concentric AB                                                 24,609    331,256
    Concordia Maritime AB Class B                                 17,237     28,275
*   Dios Fastigheter AB(BDRJYQ4)                                   8,904     44,280
    Dios Fastigheter AB(B1323T9)                                  11,134     55,440
*   Doro AB                                                       11,575     69,453
    Duni AB                                                       18,660    266,886
    Dustin Group AB                                                6,709     50,747
    East Capital Explorer AB                                      16,972    128,995
    Elanders AB Class B                                            4,382     52,776
    Electrolux AB Series B                                        23,576    626,911
    Elekta AB Class B                                             33,041    298,944
    Eltel AB                                                      12,106     68,464
    Enea AB                                                        2,950     32,780
    Fabege AB                                                     27,604    470,043
*   Fastighets AB Balder Class B                                   5,442    111,386
*   Fingerprint Cards AB Class B                                   9,380     57,091
    Getinge AB Class B                                            14,356    231,922
    Granges AB                                                    23,642    262,451
    Gunnebo AB                                                    26,444    125,942
    Haldex AB                                                     25,076    341,154
    Hemfosa Fastigheter AB                                        19,932    184,405
    Hexagon AB Class B                                            15,086    596,752
    Hexpol AB                                                     39,391    381,508
    HIQ International AB                                          22,739    165,297
    Hoist Finance AB                                               7,940     76,645
    Holmen AB Class B                                             36,258  1,326,624
    Hufvudstaden AB Class A                                       12,033    191,728
    Husqvarna AB Class A                                          15,332    128,691
    Husqvarna AB Class B                                         100,708    843,461
    ICA Gruppen AB                                                12,335    403,092
    Indutrade AB                                                  30,423    617,368
    Intrum Justitia AB                                            21,026    707,860
    Inwido AB                                                     11,294    121,534
    ITAB Shop Concept AB Class B                                   3,909     37,578
    JM AB                                                         29,802    898,679
    KappAhl AB                                                    48,966    292,945

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
SWEDEN -- (Continued)
*   Karolinska Development AB Class B                              1,834 $    1,235
    Kindred Group P.L.C.                                          73,728    622,166
    Klovern AB Class B                                            86,110     90,680
    KNOW IT AB                                                     7,862     77,632
    Kungsleden AB                                                 27,468    176,986
    Lagercrantz Group AB Class B                                  10,239     93,336
    Lifco AB Class B                                                 461     13,182
    Lindab International AB                                       48,053    417,693
    Loomis AB Class B                                             23,495    687,644
*   Lundin Petroleum AB                                            7,830    168,975
*   Medivir AB Class B                                            28,267    282,238
    Mekonomen AB                                                  11,538    246,648
    Millicom International Cellular SA                            13,890    687,864
    Modern Times Group MTG AB Class B                             17,281    532,636
    MQ Holding AB                                                 24,854     98,798
    Mycronic AB                                                   32,009    365,030
    NCC AB Class B                                                24,075    592,110
*   Net Insight AB Class B                                        39,352     37,331
    NetEnt AB                                                     67,536    541,869
    New Wave Group AB Class B                                     40,791    254,034
    Nibe Industrier AB Class B                                    93,288    769,347
    Nobia AB                                                      48,739    438,228
    Nolato AB Class B                                             15,580    461,679
    Nordea Bank AB                                               180,870  2,183,512
    OEM International AB Class B                                   1,100     20,113
    Opus Group AB                                                104,388     93,213
    Oriflame Holding AG                                            3,042     92,337
    Pandox AB                                                     11,708    187,509
    Peab AB                                                       94,124    771,152
    Pricer AB Class B                                            115,737    139,298
    Proact IT Group AB                                             6,447    115,188
    Probi AB                                                         706     42,063
*   Qliro Group AB                                                83,112    103,732
    Ratos AB Class B                                             140,492    757,581
    RaySearch Laboratories AB                                      2,839     59,333
    Recipharm AB Class B                                           4,737     67,535
    Rezidor Hotel Group AB                                        44,364    179,444
    Rottneros AB                                                  47,143     42,614
    Saab AB Class B                                               25,413  1,037,815
    Sagax AB Class B                                              10,179     92,819
    Sandvik AB                                                    60,152    811,968
*   SAS AB                                                        92,401    149,644
    Scandi Standard AB                                            19,541    125,153
    Securitas AB Class B                                          38,142    607,348
    Semcon AB                                                      8,354     46,050
*   Sensys Gatso Group AB                                        103,238     14,234
    Skandinaviska Enskilda Banken AB Class A                     143,242  1,609,010
    Skanska AB Class B                                            30,904    755,606
    SKF AB Class A                                                 2,752     55,288
    SKF AB Class B                                                34,665    697,523
    SkiStar AB                                                    13,262    233,558
#*  SSAB AB Class A(BPRBWK4)                                      19,797     81,442
*   SSAB AB Class A(B17H0S8)                                     118,658    487,736

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
SWEDEN -- (Continued)
*   SSAB AB Class B(BPRBWM6)                                     112,074 $   377,725
*   SSAB AB Class B(B17H3F6)                                     322,672   1,087,668
    Svenska Cellulosa AB SCA Class A                               2,124      67,069
    Svenska Cellulosa AB SCA Class B                              74,455   2,240,469
    Svenska Handelsbanken AB Class A                              79,242   1,182,981
    Svenska Handelsbanken AB Class B                               1,904      28,447
    Sweco AB Class B                                              16,886     372,695
    Swedbank AB Class A                                           52,559   1,328,956
    Swedish Match AB                                              10,042     326,935
    Swedol AB Class B                                              4,022      11,467
    Systemair AB                                                   1,735      25,099
    Tele2 AB Class B                                             103,660     913,934
    Telefonaktiebolaget LM Ericsson Class A                        4,300      25,794
    Telefonaktiebolaget LM Ericsson Class B                      116,032     686,716
    Telefonaktiebolaget LM Ericsson Sponsored ADR                 27,188     160,137
    Telia Co AB                                                  351,894   1,427,436
    Thule Group AB (The)                                          13,418     217,680
    Transcom Worldwide AB                                          5,269      52,736
    Trelleborg AB Class B                                         38,265     793,831
    Victoria Park AB Class B                                      19,283      49,603
    Vitrolife AB                                                   5,059     235,078
    Volvo AB Class A                                              13,728     175,549
    Volvo AB Class B                                              51,616     660,569
    Wallenstam AB Class B                                         25,578     200,744
    Wihlborgs Fastigheter AB                                      15,510     296,064
                                                                         -----------
TOTAL SWEDEN                                                              55,633,221
                                                                         -----------
SWITZERLAND -- (6.0%)
    ABB, Ltd.                                                    130,956   3,120,791
    ABB, Ltd. Sponsored ADR                                       16,820     400,652
    Actelion, Ltd.                                                 5,856   1,528,958
    Adecco Group AG                                               20,714   1,482,186
    Allreal Holding AG                                             9,239   1,403,229
*   Alpiq Holding AG                                               1,881     157,837
    ALSO Holding AG                                                2,298     228,863
#   ams AG                                                        21,890     754,100
    APG SGA SA                                                       523     238,016
*   Arbonia AG                                                    24,493     422,155
    Aryzta AG                                                     43,253   1,191,410
#   Ascom Holding AG                                              24,492     410,612
    Autoneum Holding AG                                            2,195     574,031
    Bachem Holding AG Class B                                      1,478     163,212
    Baloise Holding AG                                            26,119   3,363,158
    Bank Coop AG                                                   1,479      64,693
    Banque Cantonale de Geneve                                       220      65,839
    Banque Cantonale Vaudoise                                      1,980   1,352,557
    Barry Callebaut AG                                               904   1,118,590
    Basler Kantonalbank                                              599      41,182
    Belimo Holding AG                                                158     507,831
    Bell AG                                                          707     297,734
    Bellevue Group AG                                              6,204     107,917
#   Berner Kantonalbank AG                                         1,825     336,773
    BKW AG                                                         4,206     212,451

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
SWITZERLAND -- (Continued)
    Bobst Group SA                                                 6,272 $  457,966
    Bossard Holding AG Class A                                     2,917    485,716
    Bucher Industries AG                                           4,074  1,105,680
#   Burckhardt Compression Holding AG                              1,579    466,056
    Burkhalter Holding AG                                          1,062    149,883
    Calida Holding AG                                              3,845    144,314
    Carlo Gavazzi Holding AG                                          42     11,099
    Cembra Money Bank AG                                          12,760    963,435
    Cham Paper Holding AG                                             17      5,651
    Chocoladefabriken Lindt & Spruengli AG                             3    194,576
    Cie Financiere Richemont SA                                   23,937  1,864,206
    Cie Financiere Tradition SA                                      777     63,221
    Clariant AG                                                  182,599  3,422,132
    Coltene Holding AG                                             2,325    181,492
    Conzzeta AG                                                      627    503,022
    COSMO Pharmaceuticals NV                                       1,784    303,432
    Credit Suisse Group AG                                       115,960  1,770,144
    Credit Suisse Group AG Sponsored ADR                          16,869    256,403
    Daetwyler Holding AG                                           3,298    503,125
    DKSH Holding AG                                               13,438    993,525
    dormakaba Holding AG                                           1,362  1,057,504
*   Dottikon Es Holding AG                                            27     14,846
*   Dufry AG                                                      18,446  2,633,285
    Edmond de Rothschild Suisse SA                                     1     14,379
    EFG International AG                                          50,434    306,147
    Emmi AG                                                        1,664  1,043,169
    EMS-Chemie Holding AG                                            615    317,464
    Energiedienst Holding AG                                       1,258     32,916
#*  Evolva Holding SA                                             51,469     27,219
    Feintool International Holding AG                                929    117,761
    Flughafen Zuerich AG                                          16,575  3,259,635
    Forbo Holding AG                                                 675    930,855
    Galenica AG                                                    1,180  1,293,744
    GAM Holding AG                                               102,998  1,050,982
    Geberit AG                                                     2,030    867,601
    Georg Fischer AG                                               2,629  2,166,652
    Givaudan SA                                                      592  1,067,282
    Gurit Holding AG                                                 235    182,097
    Helvetia Holding AG                                            4,510  2,552,086
#   HOCHDORF Holding AG                                              584    179,294
    Huber & Suhner AG                                              7,186    447,661
    Implenia AG                                                    9,088    680,294
    Inficon Holding AG                                               873    368,847
    Interroll Holding AG                                             407    477,573
    Intershop Holding AG                                             410    207,578
    IWG P.L.C.                                                   229,606    723,335
    Julius Baer Group, Ltd.                                       50,459  2,372,115
    Jungfraubahn Holding AG                                          397     38,847
    Kardex AG                                                      5,120    513,537
    Komax Holding AG                                               2,903    761,631
    Kudelski SA                                                   27,224    498,759
    Kuehne + Nagel International AG                                2,059    281,729
    LafargeHolcim, Ltd.(7110753)                                  35,104  1,890,133

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
SWITZERLAND -- (Continued)
    LafargeHolcim, Ltd.(BZ3DNX4)                                  28,089 $1,500,710
    LEM Holding SA                                                   221    206,525
    Liechtensteinische Landesbank AG                               5,346    242,079
#*  LifeWatch AG                                                   2,026     23,480
    Logitech International SA(B18ZRK2)                            55,543  1,590,745
    Logitech International SA(H50430232)                          43,913  1,258,986
    Lonza Group AG                                                13,678  2,512,910
    Luzerner Kantonalbank AG                                       1,864    771,863
    MCH Group AG                                                     200     14,362
    Metall Zug AG Class B                                            125    449,245
*   Meyer Burger Technology AG                                    32,461     26,032
    Mikron Holding AG                                              4,766     28,706
#   Mobilezone Holding AG                                          9,046    133,282
    Mobimo Holding AG                                              4,292  1,123,850
    Nestle SA                                                    110,012  8,059,975
    Novartis AG                                                   52,784  3,896,913
    Novartis AG Sponsored ADR                                     73,269  5,416,045
#   OC Oerlikon Corp. AG                                         116,785  1,324,879
*   Orascom Development Holding AG                                 9,372     47,393
#   Orell Fuessli Holding AG                                         184     23,069
    Orior AG                                                       3,225    261,325
    Panalpina Welttransport Holding AG                             3,313    409,648
    Partners Group Holding AG                                      1,784    901,576
    Phoenix Mecano AG                                                223    112,515
    Plazza AG                                                        767    172,744
    PSP Swiss Property AG                                          5,001    449,990
    Rieter Holding AG                                              2,560    485,944
    Romande Energie Holding SA                                        72     91,591
*   Schaffner Holding AG                                             372     96,319
    Schindler Holding AG                                           1,534    288,971
*   Schmolz + Bickenbach AG                                      310,797    207,754
    Schweiter Technologies AG                                        631    712,116
    SFS Group AG                                                   2,972    261,445
    SGS SA                                                           229    485,888
    Siegfried Holding AG                                           2,524    549,570
    Sika AG                                                          327  1,718,467
    Sonova Holding AG                                              5,419    717,503
    St Galler Kantonalbank AG                                      1,246    504,401
    Straumann Holding AG                                           2,325    938,291
    Sulzer AG                                                      8,700    984,650
    Sunrise Communications Group AG                               11,113    753,313
    Swatch Group AG (The)(7184725)                                 4,654  1,649,401
    Swatch Group AG (The)(7184736)                                 9,624    672,429
    Swiss Life Holding AG                                         10,397  3,156,398
    Swiss Prime Site AG                                            7,847    653,680
    Swiss Re AG                                                   33,596  3,139,500
    Swisscom AG                                                    1,621    715,098
    Swissquote Group Holding SA                                    5,947    145,745
    Syngenta AG                                                    6,551  2,784,263
    Syngenta AG ADR                                                6,335    538,728
    Tamedia AG                                                       996    149,253
    Tecan Group AG                                                 2,508    393,287
    Temenos Group AG                                              15,719  1,142,979

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- ------------
SWITZERLAND -- (Continued)
    Thurgauer Kantonalbank                                           317 $     28,587
    u-blox Holding AG                                              2,838      512,343
    UBS Group AG(BRJL176)                                         91,512    1,487,192
*   UBS Group AG(H42097107)                                       93,702    1,509,539
    Valiant Holding AG                                             8,771      932,493
    Valora Holding AG                                              2,614      874,969
    Vaudoise Assurances Holding SA                                   678      337,090
    Vetropack Holding AG                                             122      229,935
    Vontobel Holding AG                                           19,980    1,118,721
    VP Bank AG                                                       794       86,887
    VZ Holding AG                                                    437      131,606
    Walliser Kantonalbank                                            701       54,694
    Walter Meier AG                                                  525       19,682
    Ypsomed Holding AG                                               784      145,304
*   Zehnder Group AG                                               6,719      224,535
    Zug Estates Holding AG Class B                                    50       84,049
    Zuger Kantonalbank AG                                             25      130,179
    Zurich Insurance Group AG                                     11,416    3,287,507
                                                                         ------------
TOTAL SWITZERLAND                                                         127,857,955
                                                                         ------------
UNITED KINGDOM -- (14.0%)
    3i Group P.L.C.                                              134,211    1,185,588
    4imprint Group P.L.C.                                            979       20,500
    888 Holdings P.L.C.                                          103,048      290,948
    A.G. Barr P.L.C.                                              38,547      243,884
    AA P.L.C.                                                     89,856      276,398
    Aberdeen Asset Management P.L.C.                             496,086    1,641,776
    Acacia Mining P.L.C.                                         139,309      755,450
    Acal P.L.C.                                                   24,274       71,502
    Admiral Group P.L.C.                                          25,512      571,573
*   Afren P.L.C.                                                 449,270           --
    Aggreko P.L.C.                                                76,857      976,653
*   Aldermore Group P.L.C.                                        54,298      149,589
    Amec Foster Wheeler P.L.C.                                   200,927    1,123,392
*   Anglo American P.L.C.                                        210,298    3,625,177
    Anglo Pacific Group P.L.C.                                    52,982       88,057
    Anglo-Eastern Plantations P.L.C.                                  19          171
    Antofagasta P.L.C.                                           114,468    1,209,432
    Arrow Global Group P.L.C.                                     73,595      287,380
    Ashmore Group P.L.C.                                         145,839      570,600
    Ashtead Group P.L.C.                                          97,961    1,986,097
    Associated British Foods P.L.C.                               11,073      333,686
    AstraZeneca P.L.C.                                               956       50,734
    AstraZeneca P.L.C. Sponsored ADR                              81,313    2,214,153
    Auto Trader Group P.L.C.                                      75,425      380,943
    AVEVA Group P.L.C.                                            22,171      533,105
    Aviva P.L.C.                                                 404,249    2,433,932
    Avon Rubber P.L.C.                                             3,735       48,380
    B&M European Value Retail SA                                 102,052      386,655
    Babcock International Group P.L.C.                           103,094    1,161,085
    BAE Systems P.L.C.                                           200,216    1,470,525
    Balfour Beatty P.L.C.                                        310,543    1,013,416
    Barclays P.L.C.                                              257,747      715,330

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
UNITED KINGDOM -- (Continued)
    Barclays P.L.C. Sponsored ADR                                223,299 $2,471,920
    Barratt Developments P.L.C.                                  426,314  2,570,908
    BBA Aviation P.L.C.                                          373,754  1,318,199
    Beazley P.L.C.                                               281,428  1,439,673
    Bellway P.L.C.                                                73,619  2,307,416
    Berendsen P.L.C.                                              66,575    699,047
    Berkeley Group Holdings P.L.C.                                51,343  1,813,409
    BGEO Group P.L.C.                                             18,756    698,295
    BHP Billiton P.L.C.                                            3,376     61,571
    BHP Billiton P.L.C. ADR                                       83,946  3,071,584
    Bloomsbury Publishing P.L.C.                                   1,815      3,866
    Bodycote P.L.C.                                              129,077  1,086,124
    Booker Group P.L.C.                                          365,456    938,399
    Bovis Homes Group P.L.C.                                     128,824  1,340,900
    BP P.L.C.                                                    305,632  1,825,398
    BP P.L.C. Sponsored ADR                                      264,709  9,524,236
    Braemar Shipping Services P.L.C.                               1,625      5,100
    Brammer P.L.C.                                                48,358    100,137
    Brewin Dolphin Holdings P.L.C.                               142,075    559,958
    Britvic P.L.C.                                                84,683    667,603
    BT Group P.L.C.                                               46,311    177,603
*   BTG P.L.C.                                                    78,457    528,653
    Bunzl P.L.C.                                                  25,249    665,579
    Burberry Group P.L.C.                                         26,801    554,230
*   Cairn Energy P.L.C.                                          514,812  1,474,158
*   Cambian Group P.L.C.                                          21,325     40,252
    Cape P.L.C.                                                   65,540    148,890
    Capita P.L.C.                                                 34,060    214,889
    Capital & Counties Properties P.L.C.                         123,263    422,882
    Carclo P.L.C.                                                  6,128     10,229
    Card Factory P.L.C.                                           11,025     34,653
    Carillion P.L.C.                                             406,294  1,104,577
    Carnival P.L.C.                                                6,432    344,104
    Carnival P.L.C. ADR                                            4,899    266,359
    Castings P.L.C.                                                9,986     57,173
    Centamin P.L.C.                                              825,658  1,632,641
    Centaur Media P.L.C.                                           3,412      2,194
    Centrica P.L.C.                                              369,046  1,044,776
*   Chemring Group P.L.C.                                        206,659    499,398
    Chesnara P.L.C.                                               51,271    232,324
    Cineworld Group P.L.C.                                       128,511    994,617
*   Circassia Pharmaceuticals P.L.C.                              18,162     20,535
    Clarkson P.L.C.                                                4,972    146,804
    Close Brothers Group P.L.C.                                   80,313  1,468,820
*   CLS Holdings P.L.C.                                            3,974     79,966
    Cobham P.L.C.                                                630,397  1,078,725
    Coca-Cola HBC AG                                              38,901    889,203
    Communisis P.L.C.                                            101,723     58,807
    Computacenter P.L.C.                                          46,811    467,351
    Connect Group P.L.C.                                          51,329     89,153
    Consort Medical P.L.C.                                        17,497    214,382
    Costain Group P.L.C.                                          24,243    113,320
    Countrywide P.L.C.                                            12,076     26,777

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
UNITED KINGDOM -- (Continued)
    Cranswick P.L.C.                                                25,266 $  736,727
    Crest Nicholson Holdings P.L.C.                                107,115    684,415
    Croda International P.L.C.                                      20,689    873,639
*   CYBG P.L.C.                                                     23,972     85,851
    Daejan Holdings P.L.C.                                           1,692    134,896
    Daily Mail & General Trust P.L.C. Class A                       92,207    805,291
    Dairy Crest Group P.L.C.                                       103,539    775,534
    DCC P.L.C.                                                      17,872  1,441,613
    De La Rue P.L.C.                                                33,691    250,452
    Debenhams P.L.C.                                             1,151,498    762,375
    Dechra Pharmaceuticals P.L.C.                                   37,315    684,452
    Devro P.L.C.                                                    92,522    192,049
    Diageo P.L.C.                                                   19,906    552,946
    Diageo P.L.C. Sponsored ADR                                     15,627  1,750,693
*   Dialight P.L.C.                                                  4,498     49,860
    Dignity P.L.C.                                                  15,901    489,581
    Diploma P.L.C.                                                  62,660    800,814
    Direct Line Insurance Group P.L.C.                             240,714  1,078,353
    Dixons Carphone P.L.C.                                         164,176    654,894
    Domino's Pizza Group P.L.C.                                    165,234    754,812
    Drax Group P.L.C.                                              273,668  1,277,998
    DS Smith P.L.C.                                                348,902  1,950,327
    Dunelm Group P.L.C.                                             30,786    263,870
    E2V Technologies P.L.C.                                         46,654    159,156
    easyJet P.L.C.                                                  30,070    360,481
    Electrocomponents P.L.C.                                       293,057  1,792,261
    Elementis P.L.C.                                               282,820    956,140
*   EnQuest P.L.C.                                                 928,413    527,618
*   Enterprise Inns P.L.C.                                         460,164    767,147
    Entertainment One, Ltd.                                         37,038    107,640
    Essentra P.L.C.                                                 68,713    354,789
    esure Group P.L.C.                                             150,695    381,703
    Euromoney Institutional Investor P.L.C.                         10,092    142,166
*   Evraz P.L.C.                                                   128,908    362,588
    Experian P.L.C.                                                 52,061  1,005,415
    FDM Group Holdings P.L.C.                                        3,156     23,757
    Fenner P.L.C.                                                  120,766    477,794
*   Ferrexpo P.L.C.                                                120,599    231,168
    Fidessa Group P.L.C.                                            15,348    445,656
*   Findel P.L.C.                                                   17,993     48,267
*   Firstgroup P.L.C.                                              764,576  1,002,553
*   Flybe Group P.L.C.                                              20,664     11,374
    Foxtons Group P.L.C.                                            49,451     60,513
    Fresnillo P.L.C.                                                   219      4,020
    Fuller Smith & Turner P.L.C. Class A                             7,612     96,804
    G4S P.L.C.                                                     199,201    641,758
    Galliford Try P.L.C.                                            57,313    975,709
    Gem Diamonds, Ltd.                                              97,093    149,461
    Genus P.L.C.                                                    25,005    539,952
    GKN P.L.C.                                                     225,405    977,307
*   Glencore P.L.C.                                                635,220  2,630,881
    Go-Ahead Group P.L.C.                                           16,219    459,232
*   Gocompare.Com Group P.L.C.                                      64,370     69,033

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
UNITED KINGDOM -- (Continued)
    Grafton Group P.L.C.                                         105,859 $  780,439
    Grainger P.L.C.                                               99,524    298,387
    Greencore Group P.L.C.                                       361,858  1,077,204
    Greene King P.L.C.                                           136,025  1,168,794
    Greggs P.L.C.                                                 60,848    746,606
    GVC Holdings P.L.C.                                          100,104    763,971
    Halfords Group P.L.C.                                        139,324    636,014
    Halma P.L.C.                                                 134,243  1,564,042
    Hargreaves Lansdown P.L.C.                                    31,344    535,466
    Hays P.L.C.                                                  477,180    918,208
    Headlam Group P.L.C.                                          28,133    192,379
    Helical P.L.C.                                                68,708    254,472
    Henderson Group P.L.C.                                       383,396  1,058,216
    Henry Boot P.L.C.                                                736      1,917
    Hikma Pharmaceuticals P.L.C.                                  27,436    631,937
    Hill & Smith Holdings P.L.C.                                  45,850    695,450
    Hilton Food Group P.L.C.                                         435      3,653
    Hiscox, Ltd.                                                 153,031  1,980,276
    Hochschild Mining P.L.C.                                     153,387    478,044
    Hogg Robinson Group P.L.C.                                    16,257     14,628
    HomeServe P.L.C.                                             142,923  1,077,243
    Howden Joinery Group P.L.C.                                  218,842  1,042,544
    HSBC Holdings P.L.C.                                         152,899  1,304,369
    HSBC Holdings P.L.C. Sponsored ADR                           231,447  9,859,642
    Hunting P.L.C.                                               105,899    743,606
    Huntsworth P.L.C.                                             36,761     18,004
    IG Group Holdings P.L.C.                                     137,677    925,533
*   Imagination Technologies Group P.L.C.                        119,050    357,569
    IMI P.L.C.                                                    51,417    756,565
    Inchcape P.L.C.                                              219,130  1,983,297
    Indivior P.L.C.                                               97,503    364,116
    Informa P.L.C.                                               164,232  1,350,054
    Inmarsat P.L.C.                                               82,293    630,512
    InterContinental Hotels Group P.L.C.                           8,676    402,885
    InterContinental Hotels Group P.L.C. ADR                       5,278    245,058
    Intermediate Capital Group P.L.C.                            112,234    979,938
    International Consolidated Airlines Group SA                  96,420    580,495
*   International Ferro Metals, Ltd.                              82,212        176
    International Personal Finance P.L.C.                         72,953    160,627
    Interserve P.L.C.                                             81,055    330,048
    Intertek Group P.L.C.                                         23,108    989,176
    Investec P.L.C.                                              135,621    962,236
*   IP Group P.L.C.                                              143,326    347,049
    ITE Group P.L.C.                                             127,020    250,098
    ITV P.L.C.                                                   234,522    601,790
    J D Wetherspoon P.L.C.                                        46,471    548,463
    J Sainsbury P.L.C.                                           896,529  2,916,915
*   Jackpotjoy P.L.C.                                             41,822    318,303
    James Fisher & Sons P.L.C.                                    27,270    522,144
    Jardine Lloyd Thompson Group P.L.C.                           39,044    506,682
    JD Sports Fashion P.L.C.                                     144,120    631,235
*   Jimmy Choo P.L.C.                                             19,165     35,299
    John Laing Group P.L.C.                                       20,506     68,126

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
UNITED KINGDOM -- (Continued)
    John Menzies P.L.C.                                             44,633 $  335,485
    John Wood Group P.L.C.                                         129,119  1,365,940
    Johnson Matthey P.L.C.                                          22,833    936,566
    JRP Group P.L.C.                                                97,005    178,389
    Jupiter Fund Management P.L.C.                                 136,321    691,172
*   KAZ Minerals P.L.C.                                            217,989  1,293,460
    KCOM Group P.L.C.                                              228,044    256,749
    Keller Group P.L.C.                                             54,421    557,430
    Kier Group P.L.C.                                               59,391  1,032,973
    Kingfisher P.L.C.                                              221,681    940,546
    Ladbrokes Coral Group P.L.C                                    384,837    579,414
    Laird P.L.C.                                                   153,823    321,324
*   Lamprell P.L.C.                                                166,629    192,029
    Lancashire Holdings, Ltd.                                       93,143    795,324
    Laura Ashley Holdings P.L.C.                                    45,699     10,952
    Lavendon Group P.L.C.                                           70,060    237,480
    Legal & General Group P.L.C.                                   457,957  1,358,161
*   Liberty Global P.L.C. Class A                                   12,962    472,854
*   Liberty Global P.L.C. Series C                                  31,782  1,116,502
*   Liberty Global P.L.C. LiLAC Class A                              1,733     39,894
*   Liberty Global P.L.C. LiLAC Class C                              4,252     94,905
    Lloyds Banking Group P.L.C.                                  2,142,481  1,757,264
    Lloyds Banking Group P.L.C. ADR                                139,093    461,789
    London Stock Exchange Group P.L.C.                              15,430    617,765
*   Lonmin P.L.C.                                                  229,955    369,454
    Lookers P.L.C.                                                 197,558    310,681
    Low & Bonar P.L.C.                                              33,427     29,239
    LSL Property Services P.L.C.                                    11,670     30,080
    Man Group P.L.C.                                               845,274  1,419,388
    Management Consulting Group P.L.C.                              29,849      2,252
    Marks & Spencer Group P.L.C.                                   191,000    809,573
    Marshalls P.L.C.                                                56,963    207,738
    Marston's P.L.C.                                               545,675    906,504
    McBride P.L.C.                                                  96,334    196,854
    McCarthy & Stone P.L.C.                                         26,130     53,935
    Mears Group P.L.C.                                              38,002    242,644
    Meggitt P.L.C.                                                 205,430  1,083,428
    Melrose Industries P.L.C.                                    1,702,272  4,190,933
    Merlin Entertainments P.L.C.                                    83,077    499,470
#   Micro Focus International P.L.C.                                32,220    871,537
    Millennium & Copthorne Hotels P.L.C.                           112,901    614,362
    Mitchells & Butlers P.L.C.                                     199,057    668,820
    Mitie Group P.L.C.                                             227,234    574,938
    MJ Gleeson P.L.C.                                                  400      2,746
    Mondi P.L.C.                                                    43,037    951,209
    Moneysupermarket.com Group P.L.C.                              167,136    694,109
    Morgan Advanced Materials P.L.C.                               141,589    537,919
    Morgan Sindall Group P.L.C.                                     20,115    207,235
*   Mothercare P.L.C.                                               34,783     49,718
    N Brown Group P.L.C.                                            95,836    264,411
    National Express Group P.L.C.                                  239,359  1,021,026
    NCC Group P.L.C.                                                54,096    126,095
    NEX Group P.L.C.                                                96,066    694,287

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
UNITED KINGDOM -- (Continued)
    Next P.L.C.                                                    6,961 $  335,874
    Northgate P.L.C.                                             119,982    767,617
    Novae Group P.L.C.                                            28,233    223,359
*   Ocado Group P.L.C.                                            54,464    171,017
    Old Mutual P.L.C.                                            454,998  1,194,789
    OneSavings Bank P.L.C.                                        54,619    233,095
*   Ophir Energy P.L.C.                                          532,814    630,476
    Oxford Instruments P.L.C.                                     18,136    161,793
    Pagegroup P.L.C.                                              89,686    488,512
    Paragon Group of Cos. P.L.C. (The)                           159,308    811,236
    PayPoint P.L.C.                                               13,827    167,851
*   Paysafe Group P.L.C.                                         159,296    767,843
    Pearson P.L.C.                                                15,716    122,522
    Pearson P.L.C. Sponsored ADR                                  42,859    331,729
    Pendragon P.L.C.                                             385,623    169,132
    Pennon Group P.L.C.                                           67,150    671,358
    Persimmon P.L.C.                                              63,695  1,551,378
*   Petra Diamonds, Ltd.                                         238,551    455,447
    Petrofac, Ltd.                                                84,960    983,768
*   Petropavlovsk P.L.C.                                         775,528     66,144
    Pets at Home Group P.L.C.                                     86,572    217,854
    Phoenix Group Holdings                                       126,833  1,204,071
    Photo-Me International P.L.C.                                 73,476    142,409
    Playtech P.L.C.                                               67,189    702,045
    Polypipe Group P.L.C.                                         18,982     80,816
*   Premier Foods P.L.C.                                         838,133    419,424
*   Premier Oil P.L.C.                                           452,754    480,706
    Provident Financial P.L.C.                                     7,663    263,879
    Prudential P.L.C.                                             55,436  1,074,280
    Prudential P.L.C. ADR                                          2,030     78,744
*   Punch Taverns P.L.C.                                           6,980     16,486
    PZ Cussons P.L.C.                                            116,196    445,740
    QinetiQ Group P.L.C.                                         293,228    975,284
    Randgold Resources, Ltd.                                      10,503    894,027
    Rank Group P.L.C.                                             50,857    127,474
    Rathbone Brothers P.L.C.                                      16,892    442,244
*   Raven Russia, Ltd.                                            26,852     16,096
*   REA Holdings P.L.C.                                            1,822      8,187
    Reckitt Benckiser Group P.L.C.                                 6,876    589,999
    Redrow P.L.C.                                                157,029    878,712
    RELX P.L.C.                                                   40,625    729,223
    RELX P.L.C. Sponsored ADR                                     34,053    620,105
    Renishaw P.L.C.                                               12,802    459,423
*   Renold P.L.C.                                                 12,120      8,446
    Rentokil Initial P.L.C.                                      549,881  1,584,432
    Restaurant Group P.L.C. (The)                                110,647    409,068
    Ricardo P.L.C.                                                20,450    246,053
    Rightmove P.L.C.                                              27,272  1,382,341
    Rio Tinto P.L.C.                                               5,471    242,381
    Rio Tinto P.L.C. Sponsored ADR                                62,149  2,783,654
    RM P.L.C.                                                      8,611     15,604
    Robert Walters P.L.C.                                         19,328     89,666
    Rolls-Royce Holdings P.L.C.                                  125,627  1,058,109

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
UNITED KINGDOM -- (Continued)
    Rotork P.L.C.                                                231,380 $  745,401
*   Royal Bank of Scotland Group P.L.C.                          179,218    502,073
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR             20,418    114,749
    Royal Dutch Shell P.L.C. Class A                              63,019  1,709,190
    Royal Dutch Shell P.L.C. Class B                               6,539    184,690
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A              150,562  8,189,056
    Royal Dutch Shell P.L.C. Sponsored ADR, Class B              100,626  5,782,976
    Royal Mail P.L.C.                                            253,139  1,314,641
    RPC Group P.L.C.                                             131,693  1,778,408
    RPS Group P.L.C.                                             165,461    474,854
    RSA Insurance Group P.L.C.                                   151,948  1,100,178
    Saga P.L.C.                                                  378,274    878,947
    Sage Group P.L.C. (The)                                      118,808    918,877
    Savills P.L.C.                                                76,498    747,517
    Schroders P.L.C.(0239581)                                      4,732    129,878
    Schroders P.L.C.(0240549)                                      7,255    269,075
    SDL P.L.C.                                                    44,319    273,075
    Senior P.L.C.                                                319,275    796,837
*   Sepura P.L.C.                                                  6,972      1,668
*   Serco Group P.L.C.                                            31,940     58,010
    Severfield P.L.C.                                             65,902     66,554
    Severn Trent P.L.C.                                           17,651    505,939
    Shanks Group P.L.C.                                          333,888    398,224
*   Shawbrook Group P.L.C.                                         5,137     16,169
    Shire P.L.C.                                                   8,763    487,887
    Shire P.L.C. ADR                                               3,402    570,890
    SIG P.L.C.                                                   505,411    653,483
    Sky P.L.C.                                                    61,716    779,760
    Smith & Nephew P.L.C.                                         40,935    612,373
    Smith & Nephew P.L.C. Sponsored ADR                           23,126    702,568
    Smiths Group P.L.C.                                           55,681  1,055,370
    Soco International P.L.C.                                    152,615    295,207
    Spectris P.L.C.                                               50,464  1,535,563
    Speedy Hire P.L.C.                                           241,247    155,241
    Spirax-Sarco Engineering P.L.C.                               21,792  1,183,634
    Spire Healthcare Group P.L.C.                                 49,187    194,125
    Spirent Communications P.L.C.                                270,712    332,097
*   Sportech P.L.C.                                                2,757      3,158
*   Sports Direct International P.L.C.                            38,696    138,873
    SSE P.L.C.                                                    79,927  1,502,517
    SSP Group P.L.C.                                              57,235    281,505
    St. Ives P.L.C.                                               23,231     21,384
    St. James's Place P.L.C.                                      60,565    819,356
    St. Modwen Properties P.L.C.                                 124,147    497,330
    Stagecoach Group P.L.C.                                      147,789    390,262
*   Standard Chartered P.L.C.                                    374,495  3,667,185
    Standard Life P.L.C.                                         116,297    508,107
    Sthree P.L.C.                                                 12,874     51,813
    Stobart Group, Ltd.                                           61,975    139,790
    Stock Spirits Group P.L.C.                                     9,399     20,949
    SuperGroup P.L.C.                                             21,861    413,111
    Synthomer P.L.C.                                             156,302    888,364
    TalkTalk Telecom Group P.L.C.                                176,147    347,359

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES      VALUE++
                                                                 --------- --------------
UNITED KINGDOM -- (Continued)
    Tate & Lyle P.L.C.                                             200,729 $    1,696,633
    Taylor Wimpey P.L.C.                                           790,495      1,668,901
    Ted Baker P.L.C.                                                10,883        389,634
    Telecom Plus P.L.C.                                             38,663        592,665
*   Tesco P.L.C.                                                   449,902      1,105,212
*   Thomas Cook Group P.L.C.                                       428,340        470,740
    Topps Tiles P.L.C.                                              57,768         60,582
    TP ICAP P.L.C.                                                 212,224      1,241,388
    Travis Perkins P.L.C.                                           56,837      1,042,432
    Trifast P.L.C.                                                  26,856         69,665
    Trinity Mirror P.L.C.                                          258,790        339,577
    TT Electronics P.L.C.                                           69,537        130,374
    TUI AG(B11LJN4)                                                 44,549        652,896
    TUI AG(5666292)                                                 86,705      1,272,501
*   Tullow Oil P.L.C.                                              673,795      2,510,785
    U & I Group P.L.C.                                              70,317        143,672
    UBM P.L.C.                                                     111,418        990,032
    UDG Healthcare P.L.C.                                          104,413        844,508
    Ultra Electronics Holdings P.L.C.                               38,890        905,124
    UNITE Group P.L.C. (The)                                        59,964        442,612
    United Utilities Group P.L.C.                                   36,035        417,304
*   Vectura Group P.L.C.                                           258,496        423,700
    Vedanta Resources P.L.C.                                        58,676        775,420
    Vesuvius P.L.C.                                                228,503      1,361,458
    Victrex P.L.C.                                                  29,968        718,155
    Virgin Money Holdings UK P.L.C.                                124,525        488,739
    Vitec Group P.L.C. (The)                                         5,880         50,410
    Vodafone Group P.L.C.                                          935,888      2,292,485
    Vodafone Group P.L.C. Sponsored ADR                            142,624      3,551,342
*   Volex P.L.C.                                                     2,165          1,240
    Weir Group P.L.C. (The)                                         72,797      1,844,136
    WH Smith P.L.C.                                                 39,970        821,740
    Whitbread P.L.C.                                                15,605        772,479
    William Hill P.L.C.                                            467,270      1,524,188
    Wincanton P.L.C.                                                30,932         96,070
*   Wizz Air Holdings P.L.C.                                         3,856         86,568
    WM Morrison Supermarkets P.L.C.                              1,327,157      3,956,635
    Wolseley P.L.C.                                                 14,580        902,943
    WPP P.L.C.                                                       6,645        154,656
    WPP P.L.C. Sponsored ADR                                        10,444      1,214,011
    WS Atkins P.L.C.                                                36,539        673,848
    Xaar P.L.C.                                                     27,006        135,564
    XP Power, Ltd.                                                   2,558         58,164
    Zoopla Property Group P.L.C.                                    22,574        104,275
                                                                           --------------
TOTAL UNITED KINGDOM                                                          298,316,147
                                                                           --------------
UNITED STATES -- (0.2%)
*   IMAX Corp.                                                      13,125        427,882
*   TechnipFMC P.L.C.                                              101,948      3,341,204
                                                                           --------------
TOTAL UNITED STATES                                                             3,769,086
                                                                           --------------
TOTAL COMMON STOCKS                                                         1,990,527,045
                                                                           --------------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
Preferred Stocks -- (0.3%)
GERMANY -- (0.3%)
    Bayerische Motoren Werke AG                                      5,557 $  417,468
    Biotest AG                                                      12,291    212,980
    Draegerwerk AG & Co. KGaA                                        5,906    519,407
    Fuchs Petrolub SE                                               12,294    562,993
    Henkel AG & Co. KGaA                                             2,922    356,698
    Jungheinrich AG                                                 18,135    558,882
    Porsche Automobil Holding SE                                    15,850    953,428
    Sartorius AG                                                     5,992    421,752
    Sixt SE                                                          9,450    388,241
    STO SE & Co. KGaA                                                  655     66,780
    Villeroy & Boch AG                                               5,395     84,474
    Volkswagen AG                                                   19,018  2,969,775
                                                                           ----------
TOTAL GERMANY                                                               7,512,878
                                                                           ----------
TOTAL PREFERRED STOCKS                                                      7,512,878
                                                                           ----------
Rights/warrants -- (0.0%)
AUSTRALIA -- (0.0%)
*   Centrebet International, Ltd. Claim Units Rights                 6,648         --
*   Centrebet International, Ltd. Litigation Rights                  6,648         --
                                                                           ----------
TOTAL AUSTRALIA                                                                    --
                                                                           ----------
AUSTRIA -- (0.0%)
*   Intercell AG Rights 05/16/13                                     1,270         --
                                                                           ----------
CANADA -- (0.0%)
*   QLT, Inc. Warrants 11/23/17                                      3,731         --
*   QLT, Inc. Warrants 11/23/17 Class A                              3,731         --
                                                                           ----------
TOTAL CANADA                                                                       --
                                                                           ----------
HONG KONG -- (0.0%)
*   Abel Engineering Rights 02/07/17                                 8,971        810
*   Enerchina Holdings, Ltd. Rights 03/06/17                     1,282,500      7,438

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                    SHARES      VALUE++
                                                                  ---------- --------------
HONG KONG -- (Continued)
*    Mason Financial Holdings, Ltd. Rights 02/01/17                3,480,000 $        6,279
                                                                             --------------
TOTAL HONG KONG                                                                      14,527
                                                                             --------------
PORTUGAL -- (0.0%)
#*   Banco Comercial Portugues SA Rights 02/02/17                    164,056        165,764
                                                                             --------------
SINGAPORE -- (0.0%)
*    Tat Hong Holdings, Ltd. Rights 03/02/17                          34,400            732
                                                                             --------------
SPAIN -- (0.0%)
*    ACS Actividades de Construccion y Servicios SA Rights
       02/09/17                                                       14,826          6,658
                                                                             --------------
TOTAL RIGHTS/WARRANTS                                                               187,681
                                                                             --------------
TOTAL INVESTMENT SECURITIES                                                   1,998,227,604
                                                                             --------------

                                                                                VALUE+
                                                                             --------------
Securities Lending Collateral -- (6.7%)
(S)@ DFA Short Term Investment Fund                               12,328,769    142,668,512
                                                                             --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,938,397,329)^^                        $2,140,896,116
                                                                             ==============

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------
                                                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                                             ------------ -------------- ------- --------------
Common Stocks
   Australia                                                 $  3,475,923 $  127,390,289   --    $  130,866,212
   Austria                                                             --     13,043,881   --        13,043,881
   Belgium                                                        670,183     32,904,620   --        33,574,803
   Canada                                                     189,074,799          7,814   --       189,082,613
   China                                                               --        574,253   --           574,253
   Denmark                                                             --     38,759,810   --        38,759,810
   Finland                                                             --     43,068,340   --        43,068,340
   France                                                         836,902    123,989,303   --       124,826,205
   Germany                                                      3,417,354    116,783,085   --       120,200,439
   Hong Kong                                                      260,527     63,382,606   --        63,643,133
   Ireland                                                      2,378,566      8,483,783   --        10,862,349
   Israel                                                       1,823,053     13,298,045   --        15,121,098
   Italy                                                        2,997,311     54,076,555   --        57,073,866
   Japan                                                        8,490,714    495,241,120   --       503,731,834
   Netherlands                                                  6,620,543     49,114,814   --        55,735,357
   New Zealand                                                     21,381     10,888,258   --        10,909,639
   Norway                                                         595,947     20,448,672   --        21,044,619
   Portugal                                                            --      5,207,835   --         5,207,835
   Singapore                                                       17,073     24,196,939   --        24,214,012
   Spain                                                        2,565,057     40,845,281   --        43,410,338
   Sweden                                                         204,417     55,428,804   --        55,633,221
   Switzerland                                                  9,380,353    118,477,602   --       127,857,955
   United Kingdom                                              56,611,036    241,705,111   --       298,316,147
   United States                                                3,769,086             --   --         3,769,086
Preferred Stocks
   Germany                                                             --      7,512,878   --         7,512,878
Rights/Warrants
   Hong Kong                                                           --         14,527   --            14,527
   Portugal                                                            --        165,764   --           165,764
   Singapore                                                           --            732   --               732
   Spain                                                               --          6,658   --             6,658
Securities Lending Collateral                                          --    142,668,512   --       142,668,512
                                                             ------------ --------------   --    --------------
TOTAL                                                        $293,210,225 $1,847,685,891   --    $2,140,896,116
                                                             ============ ==============   ==    ==============

                         WORLD EX U.S. VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                     SHARES      VALUE+
                                                                    --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company                                                    $131,493,041
Investment in Dimensional Emerging Markets Value Fund                           50,413,255
Investment in DFA International Small Cap Value Portfolio of        1,108,512
  DFA Investment Dimensions Group Inc.                                          21,992,876
                                                                              ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
       (Cost $191,177,392)                                                     203,899,172
                                                                              ------------
   TOTAL INVESTMENTS -- (100.0%) (Cost $191,177,392)^^                        $203,899,172
                                                                              ============

WORLD EX U.S. VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------
                                                               LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                                             ------------ ------- ------- ------------
Affiliated Investment Companies                              $203,899,172   --      --    $203,899,172
                                                             ------------   --      --    ------------
TOTAL                                                        $203,899,172   --      --    $203,899,172
                                                             ============   ==      ==    ============

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                 SHARES  VALUE++
                                                                 ------- --------
COMMON STOCKS -- (97.4%)
AUSTRALIA -- (4.6%)
*   Alkane Resources, Ltd.                                        43,162 $ 11,150
    Ansell, Ltd.                                                  18,921  341,042
*   APN News & Media, Ltd.                                        44,205   85,205
#*  Arrium, Ltd.                                                 378,352        2
    AUB Group, Ltd.                                                1,622   12,874
*   Ausdrill, Ltd.                                                41,066   43,578
    Austal, Ltd.                                                  38,205   46,412
*   Australian Agricultural Co., Ltd.                             65,148   72,443
    Australian Pharmaceutical Industries, Ltd.                    47,698   68,312
    Auswide Bank, Ltd.                                             2,707   10,923
    Automotive Holdings Group, Ltd.                               30,169   89,513
*   AWE, Ltd.                                                     99,671   43,938
    Bank of Queensland, Ltd.                                      53,029  481,797
*   Base Resources, Ltd.                                          23,646    4,505
    Beach Energy, Ltd.                                           236,577  135,025
*   Beadell Resources, Ltd.                                       87,397   20,352
    Bega Cheese, Ltd.                                              7,919   30,835
    Bendigo & Adelaide Bank, Ltd.                                 60,299  574,255
*   Billabong International, Ltd.                                 13,437   13,863
    BlueScope Steel, Ltd.                                         88,385  751,563
    Boral, Ltd.                                                  149,841  662,191
*   Bradken, Ltd.                                                 18,462   45,093
    Brickworks, Ltd.                                               5,390   51,791
    Cabcharge Australia, Ltd.                                     13,114   36,340
*   Cardno, Ltd.                                                  23,600   20,327
    Cash Converters International, Ltd.                           33,510    9,035
    Cedar Woods Properties, Ltd.                                   6,602   26,956
    Challenger, Ltd.                                              73,657  616,318
    Cleanaway Waste Management, Ltd.                             276,072  238,786
    Codan, Ltd.                                                   10,864   16,708
    CSR, Ltd.                                                     61,506  205,966
    Decmil Group, Ltd.                                            14,342   11,377
    Donaco International, Ltd.                                    33,958    9,276
*   Doray Minerals, Ltd.                                          22,135    7,313
    Downer EDI, Ltd.                                              78,673  370,313
*   DSHE Holdings, Ltd.                                           12,563       --
    Eclipx Group, Ltd.                                            20,271   57,574
*   Energy Resources of Australia, Ltd.                           28,219   14,777
#*  Energy World Corp., Ltd.                                      74,723   22,014
    EQT Holdings, Ltd.                                             1,803   25,303
    Estia Health, Ltd.                                             7,349   14,969
    Event Hospitality and Entertainment, Ltd.                      7,933   88,775
    Evolution Mining, Ltd.                                       152,787  248,483
    Fairfax Media, Ltd.                                          323,438  208,735
    Finbar Group, Ltd.                                            16,583   11,953
*   Fleetwood Corp., Ltd.                                         13,313   19,512
    Folkestone, Ltd.                                              14,526   10,581
    G8 Education, Ltd.                                            24,708   66,987
    GrainCorp, Ltd. Class A                                       25,710  185,361
    Greencross, Ltd.                                               8,428   42,131
    GWA Group, Ltd.                                               30,347   60,360

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
AUSTRALIA -- (Continued)
    Harvey Norman Holdings, Ltd.                                  43,832 $166,247
    Healthscope, Ltd.                                             69,108  114,765
    HFA Holdings, Ltd.                                            21,454   34,832
*   Hills, Ltd.                                                   49,821   12,860
    Iluka Resources, Ltd.                                         34,316  196,938
*   Imdex, Ltd.                                                   20,318   10,487
    Incitec Pivot, Ltd.                                          229,347  670,294
    Independence Group NL                                         31,115   89,431
    Integral Diagnostics, Ltd.                                     9,719    8,622
    IOOF Holdings, Ltd.                                           32,932  227,468
    iSelect, Ltd.                                                 25,043   33,054
    Japara Healthcare, Ltd.                                       17,304   27,533
*   Kingsgate Consolidated, Ltd.                                  27,223    5,762
    MACA, Ltd.                                                    17,137   20,615
*   Macmahon Holdings, Ltd.                                      171,639   20,191
    Mantra Group, Ltd.                                            26,831   55,198
    MaxiTRANS Industries, Ltd.                                    10,366    4,720
*   Mayne Pharma Group, Ltd.                                     107,210  102,540
    McPherson's, Ltd.                                              8,077    6,357
*   Medusa Mining, Ltd.                                           16,023    4,873
    Melbourne IT, Ltd.                                            11,049   16,679
*   Mesoblast, Ltd.                                               17,714   21,630
*   Metals X, Ltd.                                                34,733   21,074
*   Metcash, Ltd.                                                124,355  198,837
    Michael Hill International, Ltd.                              12,726   12,745
    Mineral Resources, Ltd.                                       21,427  200,069
*   MMA Offshore, Ltd.                                            42,130    8,940
    Monadelphous Group, Ltd.                                      11,785   93,009
    Money3 Corp., Ltd.                                             7,843   10,233
    Myer Holdings, Ltd.                                          113,174  103,963
    MyState, Ltd.                                                  7,129   24,519
    New Hope Corp., Ltd.                                          15,107   18,355
    Nine Entertainment Co. Holdings, Ltd.                         41,178   31,108
*   NRW Holdings, Ltd.                                            46,598   24,785
    Nufarm, Ltd.                                                  26,917  183,338
    Orica, Ltd.                                                   46,842  666,797
    Orora, Ltd.                                                  110,588  239,283
    OZ Minerals, Ltd.                                             53,914  367,887
    Pacific Current Group, Ltd.                                    2,637   10,549
*   Paladin Energy, Ltd.                                         233,089   22,125
*   Panoramic Resources, Ltd.                                     69,619   14,024
    Peet, Ltd.                                                    31,208   24,484
*   Perseus Mining, Ltd.                                          94,919   24,254
    PMP, Ltd.                                                     46,886   22,938
    Premier Investments, Ltd.                                     11,030  107,977
    Primary Health Care, Ltd.                                     92,054  261,977
    Prime Media Group, Ltd.                                       41,520    9,609
    Programmed Maintenance Services, Ltd.                         40,720   58,715
    Qantas Airways, Ltd.                                          50,688  131,020
    Qube Holdings, Ltd.                                           98,011  171,066
*   Ramelius Resources, Ltd.                                      71,883   32,841
    RCR Tomlinson, Ltd.                                           13,290   29,321
*   Red 5, Ltd.                                                  119,318    6,452

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
AUSTRALIA -- (Continued)
    Reject Shop, Ltd. (The)                                        2,597 $    16,706
    Resolute Mining, Ltd.                                         84,672      94,231
    Retail Food Group, Ltd.                                       15,756      76,996
    Ridley Corp., Ltd.                                            58,051      56,623
    Sandfire Resources NL                                         14,988      74,997
    Santos, Ltd.                                                 243,160     739,763
    Select Harvests, Ltd.                                          4,294      18,238
*   Senex Energy, Ltd.                                           136,162      28,914
    Service Stream, Ltd.                                          28,905      25,356
    Seven Group Holdings, Ltd.                                    19,812     110,032
    Seven West Media, Ltd.                                       174,143     107,099
    Shine Corporate, Ltd.                                         11,756       6,285
    Sigma Pharmaceuticals, Ltd.                                  103,482      94,586
#*  Silver Lake Resources, Ltd.                                   41,304      21,082
*   Slater & Gordon, Ltd.                                         32,286       6,248
    SMS Management & Technology, Ltd.                             10,490      11,052
    Southern Cross Media Group, Ltd.                              91,893     102,462
    Spotless Group Holdings, Ltd.                                 94,732      67,601
    Star Entertainment Grp, Ltd. (The)                            83,975     304,209
    Steadfast Group, Ltd.                                         89,244     155,122
*   Sundance Energy Australia, Ltd.                              118,688      18,067
    Sunland Group, Ltd.                                           37,093      47,039
    Tassal Group, Ltd.                                            20,802      72,886
*   Ten Network Holdings, Ltd.                                    17,391      11,880
    TFS Corp., Ltd.                                               40,287      48,016
    Tox Free Solutions, Ltd.                                      21,565      43,345
    Treasury Wine Estates, Ltd.                                   73,813     651,180
*   Troy Resources, Ltd.                                          40,490       4,627
    Villa World, Ltd.                                             19,089      35,183
    Village Roadshow, Ltd.                                        14,192      42,663
*   Virgin Australia Holdings, Ltd.                              192,840      32,183
    Virtus Health, Ltd.                                            4,321      16,787
    Vocus Group, Ltd.                                             45,092     138,284
*   Watpac, Ltd.                                                  13,941       7,940
    Webster, Ltd.                                                 12,558      13,061
*   Western Areas, Ltd.                                           30,419      56,796
*   Westgold Resources, Ltd.                                      17,366      26,143
*   Whitehaven Coal, Ltd.                                         63,101     136,290
*   WorleyParsons, Ltd.                                           28,275     212,604
    WPP AUNZ, Ltd.                                                45,871      36,935
                                                                         -----------
TOTAL AUSTRALIA                                                           14,995,793
                                                                         -----------
AUSTRIA -- (0.7%)
    Agrana Beteiligungs AG                                           551      71,128
    Austria Technologie & Systemtechnik AG                         3,898      39,954
    BUWOG AG                                                       5,991     142,960
    EVN AG                                                         4,482      54,878
*   FACC AG                                                        3,572      23,446
    Oberbank AG                                                      337      22,769
    OMV AG                                                         4,790     167,641
    POLYTEC Holding AG                                             1,713      23,625
*   Raiffeisen Bank International AG                              19,986     445,130
    Strabag SE                                                     2,179      79,818

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
AUSTRIA -- (Continued)
    UNIQA Insurance Group AG                                     21,573 $  177,908
    Verbund AG                                                    5,908     95,252
    Vienna Insurance Group AG Wiener Versicherung Gruppe          4,936    120,297
    Voestalpine AG                                               10,404    441,163
    Wienerberger AG                                              21,092    407,148
                                                                        ----------
TOTAL AUSTRIA                                                            2,313,117
                                                                        ----------
BELGIUM -- (1.0%)
    Ackermans & van Haaren NV                                     2,601    354,701
    Ageas                                                        29,791  1,275,575
*   AGFA-Gevaert NV                                              16,167     63,769
    Atenor                                                          509     25,347
    Banque Nationale de Belgique                                     33    102,583
    Bekaert SA                                                    4,561    197,939
    Cie d'Entreprises CFE                                           423     46,718
*   Cie Immobiliere de Belgique SA                                  129      7,726
    D'ieteren SA                                                  3,345    151,115
    Deceuninck NV                                                 9,678     22,972
    Euronav NV                                                   16,338    127,590
    Exmar NV                                                      5,223     41,644
    Jensen-Group NV                                                 718     29,917
*   Nyrstar NV                                                   13,228    111,883
    Ontex Group NV                                                9,357    283,353
*   Orange Belgium SA                                             2,848     64,273
    Picanol                                                         158     14,339
    RealDolmen                                                      571     15,060
    Recticel SA                                                   6,513     48,569
    Resilux                                                         145     25,775
    Roularta Media Group NV                                         516     14,702
*   Sapec                                                            81     14,086
    Sioen Industries NV                                           1,340     42,342
    TER Beke SA                                                      72     11,894
*   Tessenderlo Chemie NV                                         4,143    153,968
    Umicore SA                                                      748     41,899
                                                                        ----------
TOTAL BELGIUM                                                            3,289,739
                                                                        ----------
BRAZIL -- (1.5%)
    Aliansce Shopping Centers SA                                 15,478     73,436
*   B2W Cia Digital                                              25,342     96,476
*   Brasil Brokers Participacoes SA                              19,600     10,905
    BrasilAgro - Co. Brasileira de Propriedades Agricolas         2,700     10,199
*   Cia Siderurgica Nacional SA                                  75,600    277,289
*   Cosan Logistica SA                                           22,700     42,449
    Cyrela Brazil Realty SA Empreendimentos e Participacoes      49,900    205,106
    Direcional Engenharia SA                                      7,600     14,258
*   Duratex SA                                                   44,557    106,649
    Embraer SA                                                   42,152    240,774
    Embraer SA ADR                                               15,441    352,981
    Estacio Participacoes SA                                     37,900    191,226
    Even Construtora e Incorporadora SA                          41,000     58,428
    Ez Tec Empreendimentos e Participacoes SA                    12,204     70,710
    Fibria Celulose SA                                           35,105    327,348

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
BRAZIL -- (Continued)
    Fras-Le SA                                                     7,200 $   10,764
    GAEC Educacao SA                                               6,600     28,066
    Gafisa SA                                                     73,100     57,081
    Gerdau SA                                                     20,900     57,262
    Grendene SA                                                   11,400     66,974
    Guararapes Confeccoes SA                                       1,400     30,282
    Helbor Empreendimentos SA                                     22,363     17,672
    Iguatemi Empresa de Shopping Centers SA                       11,300    106,914
*   International Meal Co. Alimentacao SA                         29,500     49,135
    Iochpe Maxion SA                                              13,800     56,897
    Kepler Weber SA                                                3,700     23,175
    Kroton Educacional SA                                        178,300    764,470
*   Magnesita Refratarios SA                                       5,640     43,860
    Mahle-Metal Leve SA                                            1,700     11,477
*   Marfrig Global Foods SA                                       26,700     54,746
*   Marisa Lojas SA                                                4,400      8,857
*   Mills Estruturas e Servicos de Engenharia SA                  12,900     16,256
    MRV Engenharia e Participacoes SA                             56,100    227,211
    Porto Seguro SA                                               18,800    156,791
    Portobello SA                                                 14,500     12,204
*   Restoque Comercio e Confeccoes de Roupas SA                   14,800     19,021
*   Rumo Logistica Operadora Multimodal SA                       119,571    284,799
*   Santos Brasil Participacoes SA                                33,000     22,415
    Sao Martinho SA                                                2,700     17,534
    Ser Educacional SA                                             2,810     15,817
    SLC Agricola SA                                               10,400     54,193
*   Springs Global Participacoes SA                                5,000     12,462
    Sul America SA                                                38,719    228,428
    Tecnisa SA                                                    26,600     23,560
*   Tegma Gestao Logistica SA                                      6,500     19,415
    Tupy SA                                                        9,100     34,424
*   Usinas Siderurgicas de Minas Gerais SA                        19,900     52,239
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao SA                                 4,236     32,221
    Via Varejo SA                                                 29,329     83,489
                                                                         ----------
TOTAL BRAZIL                                                              4,778,345
                                                                         ----------
CANADA -- (7.1%)
    Acadian Timber Corp.                                             800     10,661
*   Advantage Oil & Gas, Ltd.                                     36,000    232,115
    Aecon Group, Inc.                                             11,100    138,617
    AGF Management, Ltd. Class B                                  13,600     63,232
    AirBoss of America Corp.                                       1,400     14,299
*   Alacer Gold Corp.                                             45,623     84,146
    Alamos Gold, Inc. Class A(011532108)                           1,380     10,350
    Alamos Gold, Inc. Class A(BZ3DNP6)                            40,400    303,019
    Alaris Royalty Corp.                                           5,200     87,796
    Algoma Central Corp.                                           1,800     18,135
    Algonquin Power & Utilities Corp.                              9,932     86,325
*   Amaya, Inc.                                                    8,457    116,284
*   Argonaut Gold, Inc.                                           21,965     41,018
*   Athabasca Oil Corp.                                           48,992     62,499
*   ATS Automation Tooling Systems, Inc.                          11,673    117,784

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
CANADA -- (Continued)
    AutoCanada, Inc.                                               4,278 $ 83,374
*   Avigilon Corp.                                                 3,100   34,353
*   B2Gold Corp.                                                 133,000  403,727
*   Banro Corp.                                                   40,900    6,601
#*  Baytex Energy Corp.                                           37,269  148,646
#*  Bellatrix Exploration, Ltd.                                   37,400   31,041
*   Birchcliff Energy, Ltd.                                       27,645  170,385
    Black Diamond Group, Ltd.                                      3,000   12,427
*   BlackPearl Resources, Inc.                                    43,500   51,816
    Bonavista Energy Corp.                                        39,711  140,991
    Bonterra Energy Corp.                                          3,706   71,599
    Calfrac Well Services, Ltd.                                   17,300   56,237
    Callidus Capital Corp.                                         2,200   31,751
    Cameco Corp.(13321L108)                                       35,376  451,044
    Cameco Corp.(2166160)                                         27,421  349,177
*   Canaccord Genuity Group, Inc.                                 20,800   70,173
    Canadian Energy Services & Technology Corp.                   12,873   76,273
    Canadian Western Bank                                         14,030  319,038
    Canam Group, Inc.                                              6,900   48,837
*   Canfor Corp.                                                  10,900  118,193
    Canfor Pulp Products, Inc.                                     4,500   36,207
    CanWel Building Materials Group, Ltd.                          4,900   22,104
    Canyon Services Group, Inc.                                   15,535   74,616
*   Capstone Mining Corp.                                         58,500   65,187
    Cascades, Inc.                                                17,400  158,455
*   Celestica, Inc.(2263362)                                       3,600   49,992
*   Celestica, Inc.(15101Q108)                                    13,739  190,697
    Centerra Gold, Inc.                                           31,761  156,944
*   Cequence Energy, Ltd.                                         27,500    6,974
    Cervus Equipment Corp.                                         1,000   11,650
    Chesswood Group, Ltd.                                          1,300   11,809
*   China Gold International Resources Corp., Ltd.                43,449   87,482
    Cogeco Communications, Inc.                                      600   32,738
    Cogeco, Inc.                                                   1,200   57,084
*   Copper Mountain Mining Corp.                                  17,600   15,825
    Corus Entertainment, Inc. Class B                             12,071  119,852
    Cott Corp.(2228952)                                            9,220   97,851
    Cott Corp.(22163N106)                                          1,100   11,660
*   Crew Energy, Inc.                                             24,600  109,459
#*  Delphi Energy Corp.                                           28,000   31,416
*   Detour Gold Corp.                                              2,142   29,054
    DH Corp.                                                      10,611  187,634
    Dominion Diamond Corp.(257287102)                              5,599   56,046
    Dominion Diamond Corp.(B95LX89)                                8,000   80,108
    Dorel Industries, Inc. Class B                                 6,200  171,527
*   Dundee Precious Metals, Inc.                                  18,000   40,669
    E-L Financial Corp., Ltd.                                        100   55,870
    ECN Capital Corp.                                             37,500   87,608
*   Eldorado Gold Corp.                                          110,227  389,659
    Empire Co., Ltd. Class A                                      16,456  205,502
*   Endeavour Mining Corp.                                         9,200  175,763
    Enerflex, Ltd.                                                10,570  148,894
*   Energy Fuels, Inc.                                             5,800   12,748

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
CANADA -- (Continued)
    Ensign Energy Services, Inc.                                  21,662 $  147,659
    Equitable Group, Inc.                                          1,110     50,712
*   Essential Energy Services Trust                               18,500     10,947
    Exchange Income Corp.                                            600     18,453
    Exco Technologies, Ltd.                                        2,800     22,120
    Fiera Capital Corp.                                            5,000     50,989
    Finning International, Inc.                                   24,100    487,834
*   First Majestic Silver Corp.                                   12,484    119,635
    First Quantum Minerals, Ltd.                                 103,517  1,305,448
*   Fortress Paper, Ltd. Class A                                     300      1,925
    Genworth MI Canada, Inc.                                       7,700    193,084
*   Gran Tierra Energy, Inc.                                      64,760    166,224
    Granite Oil Corp.                                              3,100     12,221
*   Heroux-Devtek, Inc.                                            6,600     73,392
#   Home Capital Group, Inc.                                       7,298    166,739
    Horizon North Logistics, Inc.                                 25,800     40,051
    HudBay Minerals, Inc.                                         40,435    316,644
    Hudson's Bay Co.                                              12,400     95,293
*   IAMGOLD Corp.                                                 77,098    356,680
*   Imperial Metals Corp.                                          5,400     28,219
*   Indigo Books & Music, Inc.                                       700      9,479
    Industrial Alliance Insurance & Financial Services, Inc.       9,954    418,814
*   Interfor Corp.                                                10,144    107,657
*   Ithaca Energy, Inc.                                           61,500     82,709
*   Kinross Gold Corp.                                           134,643    524,603
    Laurentian Bank of Canada                                      6,400    289,494
*   Lightstream Resources, Ltd.                                   32,000         --
    Linamar Corp.                                                  6,761    297,250
    Liquor Stores N.A., Ltd.                                       5,600     43,724
*   Lundin Mining Corp.                                           68,497    419,009
    Magellan Aerospace Corp.                                       1,079     14,735
*   Major Drilling Group International, Inc.                      13,400     81,044
    Mandalay Resources Corp.                                      53,311     36,053
    Maple Leaf Foods, Inc.                                        11,700    268,212
    Martinrea International, Inc.                                 12,600     79,788
*   MEG Energy Corp.                                              20,443    106,201
    Melcor Developments, Ltd.                                      1,300     14,446
*   Merus Labs International, Inc.                                10,026      8,090
    Methanex Corp.(59151K108)                                      4,192    209,810
    Methanex Corp.(2654416)                                        2,300    114,996
*   Mitel Networks Corp.                                          13,910     96,528
    Mullen Group, Ltd.                                             1,838     26,484
*   New Gold, Inc.                                                83,315    222,173
    Newalta Corp.                                                 16,800     30,082
    North American Energy Partners, Inc.                           5,900     30,560
    Northern Blizzard Resources, Inc.                              9,000     26,628
*   NuVista Energy, Ltd.                                          25,700    128,574
    OceanaGold Corp.                                              82,828    287,710
    Osisko Gold Royalties, Ltd.                                   11,700    128,397
*   Painted Pony Petroleum, Ltd.                                  15,705     94,381
    Pan American Silver Corp.                                     22,998    448,207
*   Paramount Resources, Ltd. Class A                              3,500     44,972
*   Parex Resources, Inc.                                          3,800     44,213

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
CANADA -- (Continued)
*   Pengrowth Energy Corp.                                        98,400 $  123,260
*   Penn West Petroleum, Ltd.                                     86,500    147,573
    PHX Energy Services Corp.                                      6,800     21,060
*   Pine Cliff Energy, Ltd.                                       28,651     21,578
    Pizza Pizza Royalty Corp.                                      3,600     48,000
*   Precision Drilling Corp.                                      50,100    281,831
*   Primero Mining Corp.                                          28,800     21,690
    Reitmans Canada, Ltd. Class A                                  7,000     32,546
*   RMP Energy, Inc.                                              12,500      7,493
    Rocky Mountain Dealerships, Inc.                               2,700     22,949
*   Sandstorm Gold, Ltd.                                          22,383     98,735
    Sandvine Corp.                                                22,264     48,249
*   Savanna Energy Services Corp.                                 16,400     25,207
    Secure Energy Services, Inc.                                  22,981    190,736
*   SEMAFO, Inc.                                                  17,600     65,598
*   Seven Generations Energy, Ltd. Class A                           125      2,499
*   Sherritt International Corp.                                  54,700     60,533
*   Sierra Wireless, Inc.                                          6,100    106,647
*   Silver Standard Resources, Inc.                               18,598    196,515
*   Spartan Energy Corp.                                          47,136    103,237
    Sprott, Inc.                                                  20,200     35,704
    Stantec, Inc.                                                  6,400    171,552
*   Street Capital Group, Inc.                                     7,900     11,414
    Stuart Olson, Inc.                                             2,000      8,069
*   SunOpta, Inc.                                                 13,661     95,627
    Superior Plus Corp.                                           17,000    168,008
    Surge Energy, Inc.                                            41,557     90,060
    Tahoe Resources, Inc.                                          1,700     15,507
*   Taseko Mines, Ltd.                                             7,200     10,624
    Teck Resources, Ltd. Class B(878742204)                       17,841    437,818
    Teck Resources, Ltd. Class B(2879327)                         48,198  1,181,198
*   Teranga Gold Corp.                                            54,000     36,519
    TFI International, Inc.                                        8,859    239,780
    TMX Group, Ltd.                                                6,052    320,355
    TORC Oil & Gas, Ltd.                                          23,737    132,617
    Torstar Corp. Class B                                          9,900     14,531
    Total Energy Services, Inc.                                    4,700     53,384
    TransAlta Corp.                                               39,552    234,044
    Transcontinental, Inc. Class A                                11,500    191,512
    TransGlobe Energy Corp.                                        5,700      9,593
*   Trican Well Service, Ltd.                                     29,166    109,604
*   Trilogy Energy Corp.                                          12,400     64,799
    Trinidad Drilling, Ltd.                                       39,100     87,440
*   Turquoise Hill Resources, Ltd.                               103,214    373,593
*   Valeant Pharmaceuticals International, Inc.(91911K102)        14,784    203,724
*   Valeant Pharmaceuticals International, Inc.(B3XSX46)          12,400    171,146
    Veresen, Inc.                                                 28,100    285,697
    Wajax Corp.                                                    2,400     45,316
    West Fraser Timber Co., Ltd.                                   8,917    304,531
    Western Energy Services Corp.                                  8,900     20,519
    Western Forest Products, Inc.                                 54,405     77,766
    WestJet Airlines, Ltd.                                         2,556     43,135
    Whitecap Resources, Inc.                                      46,379    369,250

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
CANADA -- (Continued)
    Wi-LAN, Inc.                                                    24,899 $    40,757
*   Xtreme Drilling Corp.                                            8,400      17,494
    Yamana Gold, Inc.                                              143,871     475,424
*   Yellow Pages, Ltd.                                               3,300      45,395
                                                                           -----------
TOTAL CANADA                                                                23,269,781
                                                                           -----------
CHILE -- (0.3%)
    Besalco SA                                                      21,998       8,653
    CAP SA                                                          14,327     131,851
*   Cia Sud Americana de Vapores SA                              1,381,123      41,413
*   Empresa Nacional de Telecomunicaciones SA                        9,231      99,858
    Grupo Security SA                                               79,717      27,408
    Inversiones Aguas Metropolitanas SA                             34,409      49,559
    Itau CorpBanca(BYT25P4)                                      7,673,417      62,886
    Itau CorpBanca(45033E105)                                          900      11,025
    Latam Airlines Group SA Sponsored ADR                           28,104     257,714
    Masisa SA                                                      200,606       9,768
    Ripley Corp. SA                                                 59,454      35,745
    Salfacorp SA                                                    37,530      26,830
    Sigdo Koppers SA                                                19,794      25,333
    Sociedad Matriz SAAM SA                                        442,402      35,536
    Socovesa SA                                                     34,153      10,405
    Vina Concha y Toro SA                                           22,295      36,267
                                                                           -----------
TOTAL CHILE                                                                    870,251
                                                                           -----------
CHINA -- (6.9%)
*   21Vianet Group, Inc. ADR                                        14,048     100,724
    Agile Group Holdings, Ltd.                                     298,000     159,127
    Ajisen China Holdings, Ltd.                                     88,000      35,208
    AMVIG Holdings, Ltd.                                            64,000      21,939
*   Angang Steel Co., Ltd. Class H                                 122,000      93,402
*   Anton Oilfield Services Group                                  160,000      23,784
    Asia Cement China Holdings Corp.                                30,500       7,529
*   AVIC International Holding HK, Ltd.                            730,000      46,717
    AVIC International Holdings, Ltd. Class H                       68,000      35,926
#*  AVIC Joy Holdings HK, Ltd.                                     400,000       8,017
    BAIC Motor Corp., Ltd. Class H                                 190,500     182,575
    Bank of Chongqing Co., Ltd. Class H                             84,000      72,314
    Baoye Group Co., Ltd. Class H                                   46,000      34,022
    BBMG Corp. Class H                                             397,000     152,353
    Beijing Capital International Airport Co., Ltd. Class H        118,000     114,156
    Beijing Capital Land, Ltd. Class H                             204,000      80,644
#*  Beijing Enterprises Environment Group, Ltd.                    129,000      23,181
    Beijing Enterprises Holdings, Ltd.                              88,500     441,159
    Beijing North Star Co., Ltd. Class H                           176,000      55,541
#*  Beijing Properties Holdings, Ltd.                              452,000      21,496
    Beijing Urban Construction Design & Development Group Co.,
      Ltd. Class H                                                  25,000      15,771
    Belle International Holdings, Ltd.                             770,000     469,349
    Billion Industrial Holdings, Ltd.                               18,000      13,689
*   Bitauto Holdings, Ltd. ADR                                       5,058      98,631
#   Boer Power Holdings, Ltd.                                       32,000      12,200
    BYD Electronic International Co., Ltd.                         131,500     105,495

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
CHINA -- (Continued)
    C C Land Holdings, Ltd.                                      246,000 $ 74,537
    Cabbeen Fashion, Ltd.                                         48,000   12,719
#*  Capital Environment Holdings, Ltd.                           412,000   13,055
    Central China Real Estate, Ltd.                              135,000   30,214
    Central China Securities Co., Ltd. Class H                   174,000   88,468
    Century Sunshine Group Holdings, Ltd.                        300,000   11,378
*   CGN Meiya Power Holdings Co., Ltd.                           292,000   43,751
    Changshouhua Food Co., Ltd.                                   36,000   17,782
*   Changyou.com, Ltd. ADR                                         2,113   50,966
    Chaowei Power Holdings, Ltd.                                  37,000   30,424
    China Aerospace International Holdings, Ltd.                 418,000   54,712
*   China Agri-Industries Holdings, Ltd.                         386,000  178,078
#   China All Access Holdings, Ltd.                              102,000   31,304
    China Aoyuan Property Group, Ltd.                            252,000   56,967
    China BlueChemical, Ltd. Class H                             328,000  113,483
    China Communications Services Corp., Ltd. Class H            332,000  225,684
    China Conch Venture Holdings, Ltd.                            66,500  127,678
*   China Dynamics Holdings, Ltd.                                520,000   19,741
    China Electronics Optics Valley Union Holding Co., Ltd.      328,000   34,938
    China Everbright Water, Ltd.                                  61,600   18,759
#   China Evergrande Group                                        44,000   30,649
*   China Fiber Optic Network System Group, Ltd.                 344,000   31,035
    China Financial Services Holdings, Ltd.                      244,000   22,889
*   China Fire Safety Enterprise Group, Ltd.                     240,000   10,014
    China Foods, Ltd.                                            146,000   65,829
    China Fordoo Holdings, Ltd.                                   31,000   31,139
    China Galaxy Securities Co., Ltd. Class H                    508,500  472,054
*   China Glass Holdings, Ltd.                                    94,000   10,158
#   China Harmony New Energy Auto Holding, Ltd.                  140,500   67,215
#   China Hongqiao Group, Ltd.                                   250,000  256,846
*   China Huiyuan Juice Group, Ltd.                              110,500   37,717
    China Jinmao Holdings Group, Ltd.                            706,000  207,228
    China Lesso Group Holdings, Ltd.                             171,000  116,597
    China Lilang, Ltd.                                            74,000   44,743
    China Machinery Engineering Corp. Class H                    137,000   88,167
#*  China Modern Dairy Holdings, Ltd.                            407,000  100,364
    China National Building Material Co., Ltd. Class H           544,000  318,145
    China National Materials Co., Ltd. Class H                   252,000   65,441
*   China New Town Development Co., Ltd.                         462,500   22,914
*   China Oceanwide Holdings, Ltd.                               200,000   20,555
*   China Oil & Gas Group, Ltd.                                  920,000   70,649
*   China Overseas Grand Oceans Group, Ltd.                      173,000   57,629
*   China Properties Group, Ltd.                                  48,000   11,736
    China Resources Cement Holdings, Ltd.                        356,000  164,903
#   China Sanjiang Fine Chemicals Co., Ltd.                       60,000   18,856
    China SCE Property Holdings, Ltd.                            225,000   72,021
    China Shineway Pharmaceutical Group, Ltd.                     38,000   43,767
#   China Silver Group, Ltd.                                     108,000   20,087
#   China Singyes Solar Technologies Holdings, Ltd.               94,000   45,695
    China South City Holdings, Ltd.                              508,000  108,814
    China Southern Airlines Co., Ltd. Class H                    206,000  117,984
*   China Taiping Insurance Holdings Co., Ltd.                   278,000  609,018
#   China Traditional Chinese Medii                              310,000  146,081

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES   VALUE++
                                                                 --------- --------
CHINA -- (Continued)
#   China Travel International Investment Hong Kong, Ltd.          464,000 $129,793
#   China Vast Industrial Urban Development Co., Ltd.               32,000   12,733
#*  China Water Industry Group, Ltd.                               120,000   23,143
    China XLX Fertiliser, Ltd.                                      56,000   19,726
#*  China Yurun Food Group, Ltd.                                   311,000   48,300
#   China ZhengTong Auto Services Holdings, Ltd.                   173,500   61,451
#   China Zhongwang Holdings, Ltd.                                 316,000  139,512
    Chongqing Machinery & Electric Co., Ltd. Class H               186,000   21,949
    Chongqing Rural Commercial Bank Co., Ltd. Class H              424,000  258,187
    Chu Kong Shipping Enterprises Group Co., Ltd.                   78,000   20,201
    CIFI Holdings Group Co., Ltd.                                  436,000  122,586
#   CIMC Enric Holdings, Ltd.                                      106,000   59,144
*   CITIC Dameng Holdings, Ltd.                                    249,000   17,856
#*  CITIC Resources Holdings, Ltd.                                 228,000   33,332
    Citychamp Watch & Jewellery Group, Ltd.                        160,000   36,587
    Clear Media, Ltd.                                               25,000   26,185
    Comba Telecom Systems Holdings, Ltd.                           270,193   50,981
    Concord New Energy Group, Ltd.                               1,140,000   62,774
*   Coolpad Group, Ltd.                                            659,400   70,217
    COSCO SHIPPING Energy Transportation Co., Ltd. Class H         208,000  114,964
*   Coslight Technology International Group Co., Ltd.               32,000   21,943
#   Cosmo Lady China Holdings Co., Ltd.                            129,000   39,440
#   Country Garden Holdings Co., Ltd.                              127,000   72,823
    CPMC Holdings, Ltd.                                             72,000   34,702
*   Da Ming International Holdings, Ltd.                            72,000   36,304
    Dah Chong Hong Holdings, Ltd.                                  144,000   58,578
*   Daphne International Holdings, Ltd.                            120,000   10,752
#   Digital China Holdings, Ltd.                                   181,000  158,128
    Dongfang Electric Corp., Ltd. Class H                           47,000   47,393
    Dongfeng Motor Group Co., Ltd. Class H                         474,000  502,505
*   Dongyue Group, Ltd.                                            141,000    9,337
    Dynagreen Environmental Protection Group Co., Ltd. Class H      45,000   21,334
*   eHi Car Services, Ltd. Sponsored ADR                             5,618   56,910
#   EVA Precision Industrial Holdings, Ltd.                        314,000   42,253
    Fantasia Holdings Group Co., Ltd.                              306,000   38,038
    Far East Horizon, Ltd.                                         311,000  283,516
    First Tractor Co., Ltd. Class H                                 80,000   49,998
    Fufeng Group, Ltd.                                             179,000  103,187
    Future Land Development Holdings, Ltd.                         340,000   76,643
#*  GCL-Poly Energy Holdings, Ltd.                               1,989,000  257,053
*   Glorious Property Holdings, Ltd.                               463,000   44,618
#   Goldlion Holdings, Ltd.                                         60,000   23,886
#   Goldpac Group, Ltd.                                             38,000   10,949
#   GOME Electrical Appliances Holding, Ltd.                     2,279,000  283,635
#   Goodbaby International Holdings, Ltd.                          148,000   64,531
#*  Greenland Hong Kong Holdings, Ltd.                             176,000   39,096
#*  Greentown China Holdings, Ltd.                                 127,500  104,796
    Guangdong Yueyun Transportation Co., Ltd. Class H               18,000   10,121
    Guangzhou R&F Properties Co., Ltd. Class H                     172,000  220,606
*   Guodian Technology & Environment Group Corp., Ltd. Class H     101,000    7,132
    Guolian Securities Co., Ltd. Class H                            77,500   41,165
*   Haichang Ocean Park Holdings, Ltd.                             159,000   36,602
    Harbin Bank Co., Ltd. Class H                                   35,000   10,751

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES   VALUE++
                                                                 --------- --------
CHINA -- (Continued)
    Harbin Electric Co., Ltd. Class H                              138,000 $ 68,708
*   Hengdeli Holdings, Ltd.                                        448,000   56,316
*   Hi Sun Technology China, Ltd.                                  276,000   45,205
    Hilong Holding, Ltd.                                           157,000   38,827
*   HKC Holdings, Ltd.                                              19,000    9,878
*   HNA Holding Group Co., Ltd.                                    620,000   23,066
*   Honghua Group, Ltd.                                            353,000   37,394
    Honworld Group, Ltd.                                            20,500   12,414
    Hopson Development Holdings, Ltd.                              130,000  114,382
#   Hua Han Health Industry Holdings, Ltd.                         764,000   39,141
    Huaneng Renewables Corp., Ltd. Class H                         656,000  203,582
    Huishang Bank Corp., Ltd. Class H                              158,000   79,735
    Hydoo International Holding, Ltd.                               92,000    7,906
    Inner Mongolia Yitai Coal Co., Ltd. Class H                     28,300   24,859
    Intime Retail Group Co., Ltd.                                  252,500  311,597
#   Jiangnan Group, Ltd.                                           280,000   39,588
*   JinkoSolar Holding Co., Ltd. ADR                                 4,772   68,335
#   Joy City Property, Ltd.                                         38,000    4,878
    Ju Teng International Holdings, Ltd.                           132,000   42,300
#   K Wah International Holdings, Ltd.                             180,000   89,911
*   Kai Yuan Holdings, Ltd.                                      1,160,000   12,666
    Kangda International Environmental Co., Ltd.                    69,000   16,740
#*  Kasen International Holdings, Ltd.                             136,000   25,414
    Kingboard Chemical Holdings, Ltd.                              126,500  435,291
    Kingboard Laminates Holdings, Ltd.                             135,500  149,085
#*  Ko Yo Chemical Group, Ltd.                                     204,000    5,372
    Kunlun Energy Co., Ltd.                                        476,000  378,039
    KWG Property Holding, Ltd.                                     238,500  137,055
    Lai Fung Holdings, Ltd.                                        580,000   14,279
    Le Saunda Holdings, Ltd.                                        46,000    9,675
    Lee & Man Paper Manufacturing, Ltd.                            240,000  215,730
*   Lifestyle China Group, Ltd.                                     41,000    9,600
#   Logan Property Holdings Co., Ltd.                              200,000   81,111
    Longfor Properties Co., Ltd.                                   251,000  361,360
    Lonking Holdings, Ltd.                                         340,000   89,079
*   Maoye International Holdings, Ltd.                             188,000   19,058
*   MIE Holdings Corp.                                             128,000   12,471
    Minmetals Land, Ltd.                                           170,000   20,280
    Modern Land China Co., Ltd.                                    156,000   23,496
#*  Munsun Capital Group, Ltd.                                     860,000   25,193
#*  National Agricultural Holdings, Ltd.                           136,000   27,033
*   New World Department Store China, Ltd.                         124,000   17,856
    Nine Dragons Paper Holdings, Ltd.                              249,000  286,583
*   NQ Mobile, Inc. Class A ADR                                     15,165   57,779
    NVC Lighting Holdings, Ltd.                                    217,000   26,192
    Overseas Chinese Town Asia Holdings, Ltd.                       50,000   19,605
#*  Ozner Water International Holding, Ltd.                        117,000   27,877
    Parkson Retail Group, Ltd.                                     179,500   20,299
#   PAX Global Technology, Ltd.                                    120,000   83,626
*   Phoenix New Media, Ltd. ADR                                      3,800   12,882
    Phoenix Satellite Television Holdings, Ltd.                    182,000   31,548
    Poly Culture Group Corp., Ltd. Class H                          14,100   31,785
*   Poly Property Group Co., Ltd.                                  400,000  155,569

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES   VALUE++
                                                                 --------- --------
CHINA -- (Continued)
#   Pou Sheng International Holdings, Ltd.                         296,000 $ 67,269
    Powerlong Real Estate Holdings, Ltd.                           247,000   72,436
*   PW Medtech Group, Ltd.                                         114,000   30,924
    Qingdao Port International Co., Ltd. Class H                   114,000   65,024
    Qinhuangdao Port Co., Ltd. Class H                             105,500   25,074
    Red Star Macalline Group Corp., Ltd. Class H                    44,400   44,551
#*  Sany Heavy Equipment International Holdings Co., Ltd.          111,000   19,765
    Seaspan Corp.                                                    5,417   52,003
#*  Semiconductor Manufacturing International Corp.                221,000  303,047
*   Semiconductor Manufacturing International Corp. ADR             22,919  157,683
    Shandong Chenming Paper Holdings, Ltd. Class H                  62,000   70,864
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H        300,000  196,250
    Shanghai Dasheng Agricultural Finance Technology Co., Ltd.
      Class H                                                      336,000   31,191
*   Shanghai Electric Group Co., Ltd. Class H                      478,000  217,540
    Shanghai Haohai Biological Technology Co., Ltd. Class H          4,800   22,934
    Shanghai Industrial Holdings, Ltd.                              92,000  247,598
    Shanghai Industrial Urban Development Group, Ltd.              312,000   81,622
    Shanghai Jin Jiang International Hotels Group Co., Ltd.
      Class H                                                      164,000   43,943
    Shanghai Prime Machinery Co., Ltd. Class H                     150,000   27,834
*   Shanghai Zendai Property, Ltd.                               1,085,000   17,234
    Shengjing Bank Co., Ltd. Class H                                73,500   73,406
    Shenguan Holdings Group, Ltd.                                  186,000   13,583
    Shenzhen International Holdings, Ltd.                          167,470  240,980
    Shenzhen Investment, Ltd.                                      568,187  231,033
    Shimao Property Holdings, Ltd.                                 212,500  284,680
*   Shougang Concord International Enterprises Co., Ltd.           186,000    6,314
    Shougang Fushan Resources Group, Ltd.                          424,000   82,706
    Shui On Land, Ltd.                                             690,500  145,506
#*  Shunfeng International Clean Energy, Ltd.                      238,000   15,064
    Sihuan Pharmaceutical Holdings Group, Ltd.                     704,000  207,220
*   Silverman Holdings, Ltd.                                       144,000   22,588
#*  Sino Oil And Gas Holdings, Ltd.                              2,655,000   65,053
    Sino-Ocean Group Holdings, Ltd.                                551,500  237,516
#   Sinofert Holdings, Ltd.                                        450,000   75,113
    Sinopec Engineering Group Co., Ltd. Class H                     93,000   75,526
    Sinopec Kantons Holdings, Ltd.                                 180,000   87,944
    Sinotrans, Ltd. Class H                                        369,000  153,382
    Sinotruk Hong Kong, Ltd.                                       123,000   92,225
*   Skyfame Realty Holdings, Ltd.                                  208,000   24,816
#   Skyworth Digital Holdings, Ltd.                                354,941  234,120
#   SOHO China, Ltd.                                               376,000  190,220
*   Sohu.com, Inc.                                                     452   17,931
*   Sound Global, Ltd.                                              47,000   11,750
    Springland International Holdings, Ltd.                        154,000   27,734
*   SRE Group, Ltd.                                                962,000   24,148
#   Sunac China Holdings, Ltd.                                     338,000  300,259
#   Sunshine 100 China Holdings, Ltd.                               53,000   20,485
    Symphony Holdings, Ltd.                                        120,000   11,727
    TCC International Holdings, Ltd.                               314,000   75,784
    TCL Multimedia Technology Holdings, Ltd.                       108,000   49,912
#   Technovator International, Ltd.                                102,000   39,375
    Tenwow International Holdings, Ltd.                            120,000   35,378
    Texhong Textile Group, Ltd.                                     38,000   52,720

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
CHINA -- (Continued)
#   Tian An China Investment Co., Ltd.                              19,000 $    11,003
    Tian Shan Development Holdings, Ltd.                            62,000      26,419
    Tiangong International Co., Ltd.                               156,000      21,343
#   Tianjin Port Development Holdings, Ltd.                        348,000      53,966
    Tianneng Power International, Ltd.                             100,000      88,058
    Tianyi Summi Holdings, Ltd.                                    148,000      19,020
#   Tingyi Cayman Islands Holding Corp.                             96,000     109,126
    Top Spring International Holdings, Ltd.                         49,500      16,265
    TPV Technology, Ltd.                                           168,000      30,812
    Trigiant Group, Ltd.                                           120,000      17,103
    Truly International Holdings, Ltd.                             236,000      96,189
    Uni-President China Holdings, Ltd.                             175,000     133,711
#*  United Energy Group, Ltd.                                    1,110,000      60,407
*   Universal Health International Group Holding, Ltd.             288,000      12,206
#   Universal Medical Financial & Technical Advisory Services
      Co., Ltd.                                                     69,000      57,580
#   Wasion Group Holdings, Ltd.                                     98,000      53,952
    Weichai Power Co., Ltd. Class H                                145,000     256,941
    Welling Holding, Ltd.                                          142,000      28,624
*   West China Cement, Ltd.                                        462,000      64,215
*   Wuzhou International Holdings, Ltd.                            200,000      20,085
    Xiamen International Port Co., Ltd. Class H                    230,000      44,800
#*  Xinchen China Power Holdings, Ltd.                              97,000      15,281
    Xingda International Holdings, Ltd.                            122,000      59,162
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H               96,000      14,598
    XTEP International Holdings, Ltd.                              150,000      63,294
*   Yanchang Petroleum International, Ltd.                       1,200,000      35,124
    Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co.
       Class H                                                      19,000      40,290
#   Yashili International Holdings, Ltd.                           162,000      34,087
#   Yingde Gases Group Co., Ltd.                                   186,000     112,710
    Yip's Chemical Holdings, Ltd.                                   28,000      11,499
*   Youyuan International Holdings, Ltd.                            45,000      11,478
*   Yuanda China Holdings, Ltd.                                    150,000       3,268
*   YuanShengTai Dairy Farm, Ltd.                                  226,000      15,094
    Yuexiu Property Co., Ltd.                                    1,188,000     173,734
    Yuzhou Properties Co., Ltd.                                    271,000      88,841
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H         30,800      18,006
    Zhongsheng Group Holdings, Ltd.                                110,500     137,356
    Zhuhai Holdings Investment Group, Ltd.                          66,000      10,010
    Zoomlion Heavy Industry Science and Technology Co., Ltd.
      Class H                                                      245,200     124,038
                                                                           -----------
TOTAL CHINA                                                                 22,683,201
                                                                           -----------
COLOMBIA -- (0.1%)
    Almacenes Exito SA                                              20,406     108,841
    Grupo Argos SA                                                   8,683      57,476
    Grupo Nutresa SA                                                 6,656      54,755
                                                                           -----------
TOTAL COLOMBIA                                                                 221,072
                                                                           -----------
DENMARK -- (1.3%)
    ALK-Abello A.S.                                                    388      57,231
    Alm Brand A.S.                                                  18,735     147,105
    BankNordik P/F                                                     655      13,834
    Brodrene Hartmann A.S.                                             355      18,961

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
DENMARK -- (Continued)
*   D/S Norden A.S.                                               4,180 $   74,349
    DFDS A.S.                                                     4,565    223,284
    FLSmidth & Co. A.S.                                           6,521    303,483
    GN Store Nord A.S.                                           12,167    271,759
*   H+H International A.S. Class B                                1,306     14,519
    ISS A.S.                                                     12,217    435,028
    Jyske Bank A.S.                                               8,913    459,193
    Matas A.S.                                                    4,158     60,633
    NKT Holding A.S.                                              3,419    264,336
    Nordjyske Bank A.S.                                           1,365     23,594
    Per Aarsleff Holding A.S.                                     2,980     77,069
    Ringkjoebing Landbobank A.S.                                    562    122,412
    Rockwool International A.S. Class A                             682    117,433
    Rockwool International A.S. Class B                             948    169,127
    RTX A.S.                                                        996     20,391
*   Santa Fe Group A.S.                                           1,915     16,145
    Schouw & Co. AB                                               2,455    185,375
    Solar A.S. Class B                                              885     47,805
    Spar Nord Bank A.S.                                          11,587    135,329
    Sydbank A.S.                                                  9,644    319,785
*   TDC A.S.                                                     96,517    508,557
*   TK Development A.S.                                          11,092     15,597
*   Topdanmark A.S.                                               3,318     87,325
*   Vestjysk Bank A.S.                                            5,456     13,103
                                                                        ----------
TOTAL DENMARK                                                            4,202,762
                                                                        ----------
FINLAND -- (1.5%)
    Ahlstrom Oyj                                                  1,599     23,916
    Aktia Bank Oyj                                                2,322     26,701
    Alma Media Oyj                                                1,300      7,279
    Amer Sports Oyj                                               6,164    163,321
    Aspo Oyj                                                      2,763     25,876
    Atria Oyj                                                     1,348     16,793
    Bittium Oyj                                                   3,810     25,101
    Cargotec Oyj Class B                                          5,496    263,514
    Cramo Oyj                                                     3,962     98,779
*   Finnair Oyj                                                  10,270     44,865
    Fiskars Oyj Abp                                               4,077     79,349
    HKScan Oyj Class A                                            4,896     16,663
    Huhtamaki Oyj                                                   571     20,964
    Kemira Oyj                                                   17,196    215,438
    Kesko Oyj Class A                                             1,286     59,716
    Kesko Oyj Class B                                             9,007    455,764
    Lassila & Tikanoja Oyj                                        1,451     30,097
    Metsa Board Oyj                                              34,502    235,676
    Metso Oyj                                                    10,554    324,462
    Neste Oyj                                                    17,647    613,993
    Olvi Oyj Class A                                              1,369     41,790
*   Outokumpu Oyj                                                34,731    310,777
#*  Outotec Oyj                                                  25,278    143,776
    PKC Group Oyj                                                 1,994     50,443
*   Poyry Oyj                                                     6,602     23,557
    Raisio Oyj Class V                                           14,254     53,555

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
FINLAND -- (Continued)
    Ramirent Oyj                                                 10,074 $   75,097
    Ruukki Group Oyj                                             14,794     14,533
    Sanoma Oyj                                                   12,729    115,827
    SRV Group Oyj                                                 1,219      6,915
*   Stockmann Oyj Abp Class A                                     1,609     12,359
*   Stockmann Oyj Abp Class B                                     5,888     45,024
    Stora Enso Oyj Class R                                       72,464    822,334
    Teleste Oyj                                                   2,184     21,128
    Vaisala Oyj Class A                                           1,411     52,396
    Valmet Oyj                                                    9,454    149,473
    Wartsila Oyj Abp                                              2,889    145,083
    YIT Oyj                                                      14,445    114,621
                                                                        ----------
TOTAL FINLAND                                                            4,946,955
                                                                        ----------
FRANCE -- (3.7%)
    Accor SA                                                      4,661    188,892
    Actia Group                                                   1,673     16,511
    Albioma SA                                                    3,672     62,668
    Arkema SA                                                     9,229    911,473
    Assystem                                                      1,318     41,805
    Atos SE                                                       5,086    541,122
    Aubay                                                         1,134     33,455
    Axway Software SA                                             1,002     31,266
    Beneteau SA                                                   4,098     50,510
*   Bigben Interactive                                            2,794     18,206
    Bollore SA                                                   65,591    262,330
    Bonduelle SCA                                                 2,221     57,305
#   Bourbon Corp.                                                 3,531     42,438
    Burelle SA                                                       83     90,509
    Casino Guichard Perrachon SA                                  7,604    410,025
*   Cegedim SA                                                      423     11,867
*   Cegid Group SA                                                  520         --
#*  CGG SA                                                        2,966     29,819
    Chargeurs SA                                                  3,609     70,663
    Cie des Alpes                                                 1,197     25,021
*   Coface SA                                                    11,120     71,872
    Derichebourg SA                                              12,840     59,179
    Eiffage SA                                                    6,497    467,068
    Elior Group                                                   4,243     94,919
    Elis SA                                                       7,741    138,606
*   Eramet                                                          890     51,204
*   Esso SA Francaise                                               472     21,149
*   Etablissements Maurel et Prom                                19,774     90,581
    Euler Hermes Group                                            1,597    144,194
    Eutelsat Communications SA                                    3,372     57,515
    Exel Industries Class A                                         324     27,810
    Faiveley Transport SA                                           155     16,762
    Faurecia                                                      7,644    332,128
    Fleury Michon SA                                                176     10,463
    GL Events                                                     1,067     20,918
    Groupe Crit                                                     466     37,093
*   Groupe Fnac SA                                                1,484     96,040
    Groupe Open                                                     766     20,169

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
FRANCE -- (Continued)
    Guerbet                                                         340 $   29,400
    Haulotte Group SA                                             2,092     33,998
    Havas SA                                                     22,175    199,410
    Interparfums SA                                               1,503     45,584
    IPSOS                                                         4,837    160,323
    Jacquet Metal Service                                         1,998     45,609
    Korian SA                                                     6,255    179,335
    Lagardere SCA                                                15,859    397,884
    Laurent-Perrier                                                   5        372
    Le Noble Age                                                    433     17,918
    Linedata Services                                               407     20,833
    LISI                                                          2,268     82,057
    Maisons France Confort SA                                       233     12,592
    Manitou BF SA                                                 1,571     35,867
    Manutan International                                           385     28,673
    Mersen SA                                                     2,078     50,969
*   METabolic EXplorer SA                                         4,107     10,603
    MGI Coutier                                                   1,706     47,939
    Mr Bricolage                                                    841     10,980
*   Naturex                                                         909     84,671
    Neopost SA                                                    4,950    163,613
*   Nexans SA                                                     6,234    361,751
    Nexity SA                                                     5,055    248,285
*   NRJ Group                                                       102      1,142
#*  Onxeo SA                                                      3,643     10,588
    Orpea                                                           586     47,746
*   Parrot SA                                                     1,798     16,834
    PCAS                                                            890     14,112
*   Pierre & Vacances SA                                            790     35,880
    Plastivaloire                                                   209     30,211
    PSB Industries SA                                               290     16,483
    Rallye SA                                                     3,853     85,580
    Rexel SA                                                     44,319    772,965
    Rothschild & Co.                                              2,893     83,634
    Savencia SA                                                   1,013     80,110
    SCOR SE                                                      23,193    784,941
    Seche Environnement SA                                          323     10,528
*   Sequana SA                                                    7,954     15,620
    SES SA                                                       25,216    490,319
*   Societe des Bains de Mer et du Cercle des Etrangers a Monaco    669     24,496
    Sopra Steria Group                                            1,971    228,525
    SPIE SA                                                         703     15,943
*   Stallergenes Greer P.L.C.                                       342     12,039
*   Ste Industrielle d'Aviation Latecoere SA                      7,355     34,424
    Stef SA                                                         338     29,093
    STMicroelectronics NV                                        87,664  1,157,004
    Sword Group                                                     907     30,113
    Synergie SA                                                   1,093     45,152
    Tarkett SA                                                    2,198     85,211
    Television Francaise 1                                       15,664    172,566
    Tessi SA                                                        159     25,198
    TFF Group                                                       249     30,100
    Thermador Groupe                                                365     32,643

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------ -----------
FRANCE -- (Continued)
    Total Gabon                                                      67 $    11,857
    Trigano SA                                                      816      73,229
#*  Vallourec SA                                                 50,389     358,135
    Vetoquinol SA                                                   346      18,686
    Vicat SA                                                      2,732     165,947
    Vilmorin & Cie SA                                               913      61,255
    Vranken-Pommery Monopole SA                                     634      15,262
                                                                        -----------
TOTAL FRANCE                                                             12,045,792
                                                                        -----------
GERMANY -- (4.7%)
    Aareal Bank AG                                               11,042     428,399
    Adler Modemaerkte AG                                          1,247       6,495
*   ADVA Optical Networking SE                                    8,374      70,178
*   AIXTRON SE                                                    6,680      24,680
    Allgeier SE                                                   1,181      23,039
    Aurubis AG                                                    9,473     558,138
    Axel Springer SE                                              5,888     310,357
    Bauer AG                                                      1,881      28,496
    BayWa AG                                                      2,007      68,179
    Bertrandt AG                                                    673      67,189
    Bijou Brigitte AG                                               724      43,778
#*  Bilfinger SE                                                  5,946     247,100
    Biotest AG                                                    1,716      32,602
    Borussia Dortmund GmbH & Co. KGaA                            13,117      75,565
    CANCOM SE                                                     2,284     107,238
    CENTROTEC Sustainable AG                                      1,661      28,711
    Cewe Stiftung & Co. KGAA                                        872      71,082
    Comdirect Bank AG                                             5,388      56,650
    Commerzbank AG                                               16,071     139,780
    CropEnergies AG                                               4,332      28,942
    Deutsche Lufthansa AG                                        40,731     544,109
    Deutsche Pfandbriefbank AG                                   12,329     125,655
    Deutz AG                                                     16,726     111,310
*   Dialog Semiconductor P.L.C.                                   8,526     396,732
    DMG Mori AG                                                   7,841     379,044
    Dr Hoenle AG                                                    568      17,795
    Draegerwerk AG & Co. KGaA                                       539      38,139
    Eckert & Ziegler AG                                           1,012      27,860
    Elmos Semiconductor AG                                        2,007      31,428
#   ElringKlinger AG                                              4,410      78,265
*   Euromicron AG                                                   489       3,338
*   First Sensor AG                                               1,003      14,830
    Francotyp-Postalia Holding AG Class A                         1,903      10,075
    Fraport AG Frankfurt Airport Services Worldwide               6,652     398,090
    Freenet AG                                                   18,232     548,134
    Gerry Weber International AG                                  4,651      54,227
    Gesco AG                                                        399       9,853
    GFK SE                                                        1,884      88,560
    Grammer AG                                                    2,557     144,402
*   H&R GmbH & Co. KGaA                                           2,400      40,155
    Hamburger Hafen und Logistik AG                               3,924      79,988
    Hella KGaA Hueck & Co.                                        4,753     194,271
*   HolidayCheck Group AG                                         3,457       9,489

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
GERMANY -- (Continued)
    Hornbach Baumarkt AG                                          1,745 $ 53,913
    Indus Holding AG                                              3,130  178,814
    Init Innovation In Traffic Systems AG                           622   10,351
    Isra Vision AG                                                  533   64,566
*   IVU Traffic Technologies AG                                   2,498    7,806
    Jenoptik AG                                                   9,508  182,387
    K+S AG                                                       25,994  660,333
    KION Group AG                                                 8,697  530,029
*   Kloeckner & Co. SE                                           21,008  274,326
*   Koenig & Bauer AG                                             1,814   96,692
*   Kontron AG                                                    7,202   22,634
    Krones AG                                                     1,301  132,990
    KSB AG                                                           44   17,153
    KWS Saat SE                                                     322  101,000
    Lanxess AG                                                   11,884  864,814
    Leifheit AG                                                     386   25,206
    Leoni AG                                                      5,105  205,032
*   Manz AG                                                         646   27,246
*   Mediclin AG                                                   5,270   32,159
    Metro AG                                                     11,038  377,729
    MLP AG                                                        7,860   40,604
*   msg life ag                                                   3,925   11,064
#*  Nordex SE                                                     3,837   81,084
    Norma Group SE                                                2,325  103,765
    OHB SE                                                          519   10,675
    Osram Licht AG                                               10,639  617,601
*   Patrizia Immobilien AG                                        4,784   76,981
    Pfeiffer Vacuum Technology AG                                   242   26,322
    PNE Wind AG                                                  11,095   25,848
    Progress-Werk Oberkirch AG                                      468   19,569
    PSI AG Gesellschaft Fuer Produkte und Systeme der
      Informationstechnologie                                       837   10,746
    QSC AG                                                       16,042   31,384
    R Stahl AG                                                      227    7,118
    Rheinmetall AG                                                8,438  647,543
    RHOEN-KLINIKUM AG                                             6,064  166,221
    RIB Software AG                                               6,102   78,017
*   RWE AG                                                       66,040  879,325
    S&T AG                                                        2,246   20,671
    SAF-Holland SA                                                7,178  109,176
    Salzgitter AG                                                 8,377  321,494
    Schaltbau Holding AG                                            462   16,521
    SHW AG                                                        1,188   39,333
    Sixt Leasing SE                                               1,457   28,811
    Sixt SE                                                       2,096  109,115
#   SMA Solar Technology AG                                         773   19,912
    Softing AG                                                    1,101   14,686
    Software AG                                                   8,131  293,314
    Stada Arzneimittel AG                                         8,547  440,232
    Suedzucker AG                                                13,046  345,140
*   Suess MicroTec AG                                             3,387   27,969
    Surteco SE                                                    1,610   41,064
    TAG Immobilien AG                                             2,590   35,017

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
GERMANY -- (Continued)
    Takkt AG                                                       4,536 $   101,400
*   Talanx AG                                                      8,833     304,028
    Technotrans AG                                                   890      23,590
*   Tom Tailor Holding AG                                          4,099      24,378
*   Uniper SE                                                     12,844     182,976
    VERBIO Vereinigte BioEnergie AG                                4,422      50,192
*   Vossloh AG                                                     1,798     115,824
    VTG AG                                                         2,005      66,713
    Wacker Chemie AG                                               2,188     264,437
    Wacker Neuson SE                                               5,160      84,768
    Zeal Network SE                                                  365      11,484
                                                                         -----------
TOTAL GERMANY                                                             15,553,639
                                                                         -----------
HONG KONG -- (2.1%)
*   13 Holdings, Ltd. (The)                                       99,000      29,263
    Agritrade Resources, Ltd.                                     65,000      12,010
    Allied Group, Ltd.                                            12,000      63,071
    Allied Properties HK, Ltd.                                   290,000      64,947
    APT Satellite Holdings, Ltd.                                  55,000      27,628
    Asia Financial Holdings, Ltd.                                 32,000      15,823
    Associated International Hotels, Ltd.                         12,000      34,909
    Bonjour Holdings, Ltd.                                       134,000       6,280
*   Burwill Holdings, Ltd.                                       422,000      10,682
#   Cathay Pacific Airways, Ltd.                                 177,000     239,727
    Century City International Holdings, Ltd.                    224,000      15,530
*   Champion Technology Holdings, Ltd.                           848,000      13,610
    Cheuk Nang Holdings, Ltd.                                     33,451      23,675
    Chevalier International Holdings, Ltd.                        20,000      31,078
*   China Chuanglian Education Group, Ltd.                       232,000       4,424
*   China Energy Development Holdings, Ltd.                      690,000       7,687
*   China Environmental Energy Investment, Ltd.                   64,000       3,807
    China Flavors & Fragrances Co., Ltd.                          52,000      13,713
    China Metal International Holdings, Inc.                      38,000      11,507
    Chow Sang Sang Holdings International, Ltd.                   44,000      83,974
    Chuang's Consortium International, Ltd.                      180,000      33,983
    CITIC Telecom International Holdings, Ltd.                   220,000      71,780
    CK Life Sciences International Holdings, Inc.                344,000      29,970
    CNT Group, Ltd.                                              150,000      11,186
#*  Cowell e Holdings, Inc.                                       22,000       6,619
*   Crocodile Garments                                            69,000       9,478
    CSI Properties, Ltd.                                         870,000      37,440
    CW Group Holdings, Ltd.                                       52,000      10,308
    Dah Sing Banking Group, Ltd.                                  60,400     117,787
#   Dah Sing Financial Holdings, Ltd.                             20,400     157,522
    Eagle Nice International Holdings, Ltd.                       44,000      12,312
    Emperor International Holdings, Ltd.                         270,000      63,503
*   Emperor Watch & Jewellery, Ltd.                              360,000      13,172
*   eSun Holdings, Ltd.                                          132,000      13,598
    Far East Consortium International, Ltd.                      161,795      70,107
    FIH Mobile, Ltd.                                             352,000     113,101
    First Pacific Co., Ltd.                                      268,000     203,203
    First Shanghai Investments, Ltd.                              88,000      13,260
    Fountain SET Holdings, Ltd.                                  142,000      18,982

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES   VALUE++
                                                                 --------- --------
HONG KONG -- (Continued)
#*  GCL New Energy Holdings, Ltd.                                  920,000 $ 47,216
    Get Nice Financial Group, Ltd.                                  29,050    3,507
    Get Nice Holdings, Ltd.                                      1,162,000   40,355
*   Global Brands Group Holding, Ltd.                              674,000   84,692
    Guoco Group, Ltd.                                                3,000   33,805
    Haitong International Securities Group, Ltd.                   208,000  116,241
    Hang Lung Group, Ltd.                                          138,000  529,247
    Hanison Construction Holdings, Ltd.                            105,877   18,863
    Harbour Centre Development, Ltd.                                17,000   31,500
*   HKR International, Ltd.                                         82,400   41,393
    Hon Kwok Land Investment Co., Ltd.                              54,000   24,647
#   Hong Kong Aircraft Engineering Co., Ltd.                         4,400   30,286
    Hongkong & Shanghai Hotels, Ltd. (The)                          72,500   80,619
    Hopewell Holdings, Ltd.                                         80,000  285,649
#*  Hsin Chong Group Holdings, Ltd.                                532,000   25,275
    Hutchison Telecommunications Hong Kong Holdings, Ltd.          180,000   58,345
    IPE Group, Ltd.                                                 75,000   20,288
    IT, Ltd.                                                        68,000   27,990
    Johnson Electric Holdings, Ltd.                                 43,000  114,415
    Karrie International Holdings, Ltd.                            122,000   11,883
    Kerry Logistics Network, Ltd.                                   76,000   98,035
    Kerry Properties, Ltd.                                          99,000  280,154
    Kingmaker Footwear Holdings, Ltd.                               74,000   20,629
    Kowloon Development Co., Ltd.                                   77,000   72,365
    Lai Sun Development Co., Ltd.                                2,475,000   53,350
    Lai Sun Garment International, Ltd.                            301,000   62,509
    Li & Fung, Ltd.                                                174,000   75,452
    Lifestyle International Holdings, Ltd.                          41,000   52,571
    Lisi Group Holdings, Ltd.                                      382,000   36,925
    Luen Thai Holdings, Ltd.                                        45,000   10,424
    Luk Fook Holdings International, Ltd.                           52,000  152,789
    Luks Group Vietnam Holdings Co., Ltd.                           30,000   10,713
    Lung Kee Bermuda Holdings                                       32,000   12,063
*   Macau Legend Development, Ltd.                                 192,000   39,122
*   Man Sang International, Ltd.                                   150,000   11,188
#   Master Glory Group, Ltd.(BYTP1T9)                            1,178,174   30,637
#   Master Glory Group, Ltd.(BYTP1T9)                              147,272    3,853
    Melco International Development, Ltd.                           97,000  146,331
*   Midland IC&I, Ltd.                                             380,000    2,636
#   Miramar Hotel & Investment                                      21,000   44,371
    NagaCorp, Ltd.                                                  34,000   19,952
*   New Times Energy Corp., Ltd.                                   412,000   14,019
#   Newocean Energy Holdings, Ltd.                                 124,000   33,598
*   Nine Express, Ltd.                                              90,000    4,852
    Orient Overseas International, Ltd.                             34,500  178,815
    Oriental Watch Holdings                                         60,000   12,334
*   Pacific Andes International Holdings, Ltd.                     668,000    2,359
*   Pacific Basin Shipping, Ltd.                                   529,000   99,337
    Paliburg Holdings, Ltd.                                         86,000   27,774
    Pico Far East Holdings, Ltd.                                   100,000   33,437
    Playmates Holdings, Ltd.                                        24,000   32,985
    Playmates Toys, Ltd.                                            60,000   11,324
    Polytec Asset Holdings, Ltd.                                   325,000   20,587

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
HONG KONG -- (Continued)
    Public Financial Holdings, Ltd.                               24,000 $   10,452
*   PYI Corp., Ltd.                                              560,000     12,739
    Regal Hotels International Holdings, Ltd.                     68,000     37,364
    SEA Holdings, Ltd.                                            20,000     47,589
    Shangri-La Asia, Ltd.                                        206,000    229,132
#   Shenwan Hongyuan HK, Ltd.                                     65,000     28,657
*   Silver base Group Holdings, Ltd.                             174,000     12,278
*   Singamas Container Holdings, Ltd.                            180,000     20,351
#   SITC International Holdings Co., Ltd.                         27,000     16,770
    Sitoy Group Holdings, Ltd.                                    81,000     20,635
    SJM Holdings, Ltd.                                           246,000    195,461
*   SOCAM Development, Ltd.                                       28,000     10,178
    Soundwill Holdings, Ltd.                                      12,500     23,008
*   South China Holdings Co., Ltd.                               190,000      8,320
    Stella International Holdings, Ltd.                           64,500     98,189
    Sun Hung Kai & Co., Ltd.                                      91,000     59,378
*   Talent Property Group, Ltd.                                  570,000     10,898
    Tao Heung Holdings, Ltd.                                      39,000     10,338
#   Television Broadcasts, Ltd.                                   37,700    144,613
#   Texwinca Holdings, Ltd.                                       92,000     58,948
    Transport International Holdings, Ltd.                        28,800     84,472
#*  Trinity, Ltd.                                                118,000      8,950
*   TSC Group Holdings, Ltd.                                      50,000      7,437
    Tsui Wah Holdings, Ltd.                                       58,000      9,657
*   United Laboratories International Holdings, Ltd. (The)        90,000     56,017
    Upbest Group, Ltd.                                            96,000     15,439
    Vantage International Holdings, Ltd.                          96,000     14,688
    Varitronix International, Ltd.                                44,000     19,749
    Victory City International Holdings, Ltd.                    640,562     23,429
#   VST Holdings, Ltd.                                           102,000     35,745
    Wing On Co. International, Ltd.                               20,000     63,315
    Wong's Kong King International                                80,000      9,260
    Xinyi Glass Holdings, Ltd.                                   234,000    210,474
    Yue Yuen Industrial Holdings, Ltd.                            17,000     62,147
                                                                         ----------
TOTAL HONG KONG                                                           6,730,439
                                                                         ----------
INDIA -- (3.8%)
    Aarti Industries                                               1,786     18,944
*   Aban Offshore, Ltd.                                            4,866     17,505
    Adani Enterprises, Ltd.                                       35,952     46,305
    Adani Ports & Special Economic Zone, Ltd.                     20,256     87,945
*   Adani Power, Ltd.                                            113,843     61,109
*   Adani Transmissions, Ltd.                                     32,395     30,210
*   Aditya Birla Fashion and Retail, Ltd.                         28,844     63,836
    Aditya Birla Nuvo, Ltd.                                        5,547    111,067
*   Allahabad Bank                                                31,594     31,019
    Allcargo Logistics, Ltd.                                      10,423     27,146
    Anant Raj, Ltd.                                               24,606     15,630
    Andhra Bank                                                   15,328     11,461
    Apar Industries, Ltd.                                          1,626     14,937
    Apollo Tyres, Ltd.                                            41,334    109,809
    Arvind, Ltd.                                                  18,888    102,101
    Ashoka Buildcon, Ltd.                                          4,913     13,586

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
INDIA -- (Continued)
    Atul, Ltd.                                                      945 $ 31,708
    Bajaj Electricals, Ltd.                                       7,555   26,937
    Bajaj Finance, Ltd.                                           1,148   17,518
    Bajaj Finserv, Ltd.                                           5,258  250,928
*   Bajaj Hindusthan Sugar, Ltd.                                 39,744    8,577
    Bajaj Holdings & Investment, Ltd.                             3,285   96,881
    Balkrishna Industries, Ltd.                                   5,010   82,949
    Balmer Lawrie & Co., Ltd.                                     5,628   18,577
    Balrampur Chini Mills, Ltd.                                  12,321   25,726
*   Bank of Baroda                                               71,919  175,838
*   Bank of India                                                40,129   69,611
    Bannari Amman Sugars, Ltd.                                      400   11,729
    BEML, Ltd.                                                    1,599   28,499
    Bharat Heavy Electricals, Ltd.                               36,273   73,081
    Biocon, Ltd.                                                  5,817   86,630
    Birla Corp., Ltd.                                             4,098   44,729
    Bliss Gvs Pharma, Ltd.                                        9,745   21,117
    Bombay Dyeing & Manufacturing Co., Ltd.                       7,230    5,874
    Cairn India, Ltd.                                            30,919  126,794
*   Canara Bank                                                  17,350   72,955
    Capital First, Ltd.                                           2,383   22,626
    Carborundum Universal, Ltd.                                   3,050   11,482
    Ceat, Ltd.                                                    2,540   43,793
    Century Textiles & Industries, Ltd.                           5,963   73,802
    Chambal Fertilizers and Chemicals, Ltd.                      29,997   35,592
    Chennai Super Kings Cricket, Ltd.                            33,314      207
    Cholamandalam Investment and Finance Co., Ltd.                4,941   75,109
    City Union Bank, Ltd.                                        17,998   39,264
    Clariant Chemicals India, Ltd.                                1,294   13,579
    Coromandel International, Ltd.                               11,341   52,747
*   Corp. Bank                                                   22,755   14,531
    Cox & Kings, Ltd.                                             7,612   21,724
*   Crompton Greaves Consumer Electricals, Ltd.                  38,441  108,111
*   Crompton Greaves, Ltd.                                       38,441   36,497
    Cyient, Ltd.                                                  7,863   53,214
    Dalmia Bharat, Ltd.                                           3,039   82,538
*   DCB Bank, Ltd.                                               19,691   34,281
    DCM Shriram, Ltd.                                             5,770   22,457
    Deepak Fertilisers & Petrochemicals Corp., Ltd.               4,967   18,265
    Delta Corp., Ltd.                                            11,121   20,469
*   DEN Networks, Ltd.                                            6,479    8,434
*   Dena Bank                                                    26,714   13,947
    Dewan Housing Finance Corp., Ltd.                            21,834   92,243
    Dishman Pharmaceuticals & Chemicals, Ltd.                     9,244   30,942
    DLF, Ltd.                                                    62,051  124,376
*   EID Parry India, Ltd.                                         7,894   32,920
    EIH, Ltd.                                                    14,472   21,269
    Engineers India, Ltd.                                        27,526   60,036
*   Eros International Media, Ltd.                                5,517   13,639
    Escorts, Ltd.                                                10,792   57,960
    Essel Propack, Ltd.                                           6,079   21,663
    Eveready Industries India, Ltd.                               4,825   17,289
    Exide Industries, Ltd.                                       32,046   92,785

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
INDIA -- (Continued)
    FDC, Ltd.                                                      4,381 $ 13,733
    Federal Bank, Ltd.                                           137,607  154,146
    Finolex Cables, Ltd.                                           9,691   62,622
*   Firstsource Solutions, Ltd.                                   49,505   29,113
*   Fortis Healthcare, Ltd.                                       10,483   28,316
    Future Enterprises, Ltd.                                      11,207    3,620
*   Future Retail Ltd.                                            11,207   28,639
    GAIL India, Ltd.                                              36,710  252,701
    Gateway Distriparks, Ltd.                                      6,795   24,107
    Gati, Ltd.                                                     9,843   17,460
    GHCL, Ltd.                                                     6,025   24,477
    GIC Housing Finance, Ltd.                                      2,271    9,862
    Godfrey Phillips India, Ltd.                                     601    8,961
*   Godrej Properties, Ltd.                                          682    3,313
    Great Eastern Shipping Co., Ltd. (The)                         8,188   47,427
    Greaves Cotton, Ltd.                                           6,939   13,986
    Gujarat Alkalies & Chemicals, Ltd.                             3,823   21,071
    Gujarat Fluorochemicals, Ltd.                                  4,296   30,216
    Gujarat Mineral Development Corp., Ltd.                       15,723   27,137
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.           5,880   20,943
    Gujarat Pipavav Port, Ltd.                                     3,533    7,265
    Gujarat State Petronet, Ltd.                                  19,247   43,218
*   Hathway Cable & Datacom, Ltd.                                 30,654   16,952
*   HeidelbergCement India, Ltd.                                   9,822   17,008
    Hexaware Technologies, Ltd.                                    8,627   24,736
    Hikal, Ltd.                                                    6,003   20,517
*   Himachal Futuristic Communications, Ltd.                     103,165   21,099
    Himadri Speciality Chemical, Ltd.                             28,900   17,751
    Himatsingka Seide, Ltd.                                        3,227   15,971
    Hindalco Industries, Ltd.                                    174,339  487,811
*   Hindustan Construction Co., Ltd.                              58,971   37,816
*   Housing Development & Infrastructure, Ltd.                    42,843   39,523
    HSIL, Ltd.                                                     5,251   22,495
    HT Media, Ltd.                                                 4,432    5,206
    Huhtamaki PPL, Ltd.                                            3,404   12,335
*   IDBI Bank, Ltd.                                               81,040   92,522
    Idea Cellular, Ltd.                                          138,910  225,766
    IFCI, Ltd.                                                   127,562   58,113
    IIFL Holdings, Ltd.                                           24,794  107,449
    IL&FS Transportation Networks, Ltd.                           16,134   26,157
    India Cements, Ltd. (The)                                     33,314   71,469
    Indiabulls Housing Finance, Ltd.                              35,637  394,349
    Indian Bank                                                   10,148   40,786
    Indian Hotels Co., Ltd.                                       23,397   37,416
*   Indian Overseas Bank                                          79,497   30,282
    Ingersoll-Rand India, Ltd.                                       672    6,415
*   Inox Wind, Ltd.                                                6,588   17,871
*   Ipca Laboratories, Ltd.                                        5,792   45,385
    J Kumar Infraprojects, Ltd.                                      820    2,715
*   Jagran Prakashan, Ltd.                                         4,305   11,580
    Jain Irrigation Systems, Ltd.                                 41,713   58,044
*   Jaiprakash Associates, Ltd.                                  148,085   24,902
    Jammu & Kashmir Bank, Ltd. (The)                              39,640   36,541

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
INDIA -- (Continued)
    JB Chemicals & Pharmaceuticals, Ltd.                           1,297 $  6,433
    JBF Industries, Ltd.                                           3,357   11,250
    Jindal Poly Films, Ltd.                                        1,754    8,739
    Jindal Saw, Ltd.                                              28,520   24,426
*   Jindal Steel & Power, Ltd.                                    62,559   74,130
*   JITF Infralogistics, Ltd.                                      2,293    1,040
    JK Cement, Ltd.                                                2,985   31,874
    JK Lakshmi Cement, Ltd.                                        2,854   15,723
    JK Tyre & Industries, Ltd.                                     7,877   14,030
    JM Financial, Ltd.                                            37,220   37,774
    JSW Energy, Ltd.                                              66,276   59,541
    JSW Steel, Ltd.                                              139,440  407,880
    Jubilant Life Sciences, Ltd.                                   8,134   80,858
    Kalpataru Power Transmission, Ltd.                             5,875   23,923
*   Kalyani Steels, Ltd.                                           4,674   22,350
    Karnataka Bank, Ltd. (The)                                    30,949   52,194
    Karur Vysya Bank, Ltd. (The)                                  36,190   44,406
*   Kaveri Seed Co., Ltd.                                          3,892   26,410
    KEC International, Ltd.                                        6,560   14,461
    KPIT Technologies, Ltd.                                       17,754   34,162
    KPR Mill, Ltd.                                                   586    4,981
    KRBL, Ltd.                                                     7,770   42,786
    KSB Pumps, Ltd.                                                1,337   12,047
    Kwality, Ltd.                                                  5,565   11,288
    L&T Finance Holdings, Ltd.                                    61,204   88,022
    Lakshmi Machine Works, Ltd.                                      278   15,699
    Lakshmi Vilas Bank, Ltd. (The)                                 6,781   13,913
    LIC Housing Finance, Ltd.                                     26,547  216,801
    Mahindra & Mahindra Financial Services, Ltd.                  37,755  148,617
*   Mahindra CIE Automotive, Ltd.                                  8,500   24,003
    Mahindra Lifespace Developers, Ltd.                            1,709    8,918
    Manappuram Finance, Ltd.                                      78,811   91,604
    Marksans Pharma, Ltd.                                         41,168   22,796
    Max Financial Services, Ltd.                                   8,145   68,382
    McLeod Russel India, Ltd.                                      8,584   19,753
    Merck, Ltd.                                                    1,383   19,105
    MindTree, Ltd.                                                 9,032   60,075
    Motilal Oswal Financial Services, Ltd.                         2,470   20,274
    Mphasis, Ltd.                                                 11,939   98,011
    MRF, Ltd.                                                        148  112,203
    Muthoot Finance, Ltd.                                         10,679   48,831
    National Aluminium Co., Ltd.                                  73,439   81,292
    Nava Bharat Ventures, Ltd.                                    10,426   17,483
    Navin Fluorine International, Ltd.                               333   13,119
    NCC, Ltd.                                                     64,575   79,107
    NIIT Technologies, Ltd.                                        3,874   23,285
    Nilkamal, Ltd.                                                 1,710   41,587
    Oberoi Realty, Ltd.                                           12,352   57,622
    OCL India, Ltd.                                                1,709   21,603
    Omaxe, Ltd.                                                   12,406   30,121
    Orient Cement Ltd.                                             7,237   14,425
    Oriental Bank of Commerce                                     12,870   22,032
*   Patel Engineering, Ltd.                                        6,217    7,497

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
INDIA -- (Continued)
    PC Jeweller, Ltd.                                              6,576 $ 36,908
    Persistent Systems, Ltd.                                       4,594   40,334
    Pfizer, Ltd.                                                     509   13,261
    Piramal Enterprises, Ltd.                                      2,129   52,920
*   Polaris Consulting & Services, Ltd.                            5,149   11,935
    Power Finance Corp., Ltd.                                    100,884  193,193
    Praj Industries, Ltd.                                         14,719   17,977
    Prestige Estates Projects, Ltd.                               13,164   32,447
    PTC India Financial Services, Ltd.                             8,936    5,472
    PTC India, Ltd.                                               27,166   33,720
    Radico Khaitan, Ltd.                                           8,334   13,878
    Rain Industries, Ltd.                                         25,025   24,514
    Rajesh Exports, Ltd.                                             809    5,944
    Ramco Cements, Ltd. (The)                                      6,820   70,376
    Ramco Industries, Ltd.                                         4,757   14,277
*   Ramco Systems, Ltd.                                            1,512    8,232
    Rashtriya Chemicals & Fertilizers, Ltd.                       23,699   20,202
    Ratnamani Metals & Tubes, Ltd.                                 2,005   19,555
*   RattanIndia Power, Ltd.                                       91,896    9,760
    Raymond, Ltd.                                                  5,379   39,100
    Redington India, Ltd.                                         30,054   45,457
*   Reliance Communications, Ltd.                                127,476   64,462
*   Reliance Power, Ltd.                                          86,576   57,106
*   Rolta India, Ltd.                                              8,907    8,542
    Rural Electrification Corp., Ltd.                            104,056  218,671
    Sadbhav Engineering, Ltd.                                      7,758   31,637
*   Shipping Corp. of India, Ltd.                                 11,298   11,149
    Shriram City Union Finance, Ltd.                               1,421   39,556
    Shriram Transport Finance Co., Ltd.                            1,789   24,749
*   Sical Logistics, Ltd.                                          2,968    9,723
    Simplex Infrastructures, Ltd.                                  2,715   12,408
    Sintex Industries, Ltd.                                       50,120   62,136
    Siyaram Silk Mills, Ltd.                                         572   12,058
    Sobha, Ltd.                                                    4,729   18,175
    Sonata Software, Ltd.                                          5,128   14,517
    South Indian Bank, Ltd. (The)                                 97,154   29,975
    SREI Infrastructure Finance, Ltd.                             37,294   48,106
    SRF, Ltd.                                                      2,383   60,340
    State Bank of Bikaner & Jaipur                                 2,406   24,591
    State Bank of Travancore                                       2,684   21,393
    Sterlite Technologies, Ltd.                                   24,123   44,343
    Strides Shasun, Ltd.                                           3,910   63,089
    Sundaram-Clayton, Ltd.                                           244   11,483
*   Syndicate Bank                                                25,260   24,981
    TAKE Solutions, Ltd.                                           5,322   10,994
    Tamil Nadu Newsprint & Papers, Ltd.                            3,357   16,720
    Tata Chemicals, Ltd.                                          10,935   88,062
    Tata Global Beverages, Ltd.                                   57,462  109,061
    Tata Steel, Ltd.                                              45,704  312,876
    Tech Mahindra, Ltd.                                           24,288  162,660
    Techno Electric & Engineering Co., Ltd.                        5,516   28,955
    Time Technoplast, Ltd.                                         6,195    8,074
    Trident, Ltd.                                                 16,613   16,540

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
INDIA -- (Continued)
    Tube Investments of India, Ltd.                                  7,851 $    67,051
*   TV18 Broadcast, Ltd.                                            86,868      46,421
*   UCO Bank                                                        43,518      22,057
    Uflex, Ltd.                                                      4,170      16,315
    Unichem Laboratories, Ltd.                                       3,486      13,868
    Union Bank of India                                             27,772      58,881
*   Unitech, Ltd.                                                  397,021      28,492
    UPL, Ltd.                                                       38,041     406,461
    VA Tech Wabag, Ltd.                                              2,817      20,215
    Vardhman Textiles, Ltd.                                          2,598      48,254
    Vedanta, Ltd.                                                  127,768     479,404
*   Videocon Industries, Ltd.                                       11,739      17,978
*   Vijaya Bank                                                     51,437      39,999
    Voltas, Ltd.                                                     5,813      27,948
    Welspun Corp., Ltd.                                              7,544       9,325
    Wockhardt, Ltd.                                                  3,683      35,172
    Zensar Technologies, Ltd.                                        2,085      27,527
                                                                           -----------
TOTAL INDIA                                                                 12,597,222
                                                                           -----------
INDONESIA -- (0.9%)
    Adaro Energy Tbk PT                                          2,420,100     307,592
    Adhi Karya Persero Tbk PT                                      264,400      41,608
*   Agung Podomoro Land Tbk PT                                     466,200       7,683
*   Alam Sutera Realty Tbk PT                                    1,729,800      49,518
*   Aneka Tambang Persero Tbk PT                                 1,917,480     114,969
    Bank Bukopin Tbk                                               371,100      16,963
    Bank Danamon Indonesia Tbk PT                                  447,700     139,523
*   Bank Maybank Indonesia Tbk PT                                  565,300      14,908
*   Bank Pan Indonesia Tbk PT                                      521,700      32,258
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT           418,000      72,045
    Bank Pembangunan Daerah Jawa Timur Tbk PT                      382,300      17,628
*   Bank Permata Tbk PT                                            578,500      29,248
    Bank Tabungan Negara Persero Tbk PT                            649,900      92,760
*   Barito Pacific Tbk PT                                          491,400      66,449
    Bekasi Fajar Industrial Estate Tbk PT                          835,100      20,901
    BISI International Tbk PT                                      130,500      17,638
    Ciputra Development Tbk PT                                   1,067,186     105,543
*   Delta Dunia Makmur Tbk PT                                    1,079,400      42,078
*   Eagle High Plantations Tbk PT                                2,331,500      60,760
    Elnusa Tbk PT                                                  671,700      21,742
    Fajar Surya Wisesa Tbk PT                                       92,000      28,463
*   Gajah Tunggal Tbk PT                                           335,500      28,882
*   Garuda Indonesia Persero Tbk PT                                440,200      11,142
    Global Mediacom Tbk PT                                       1,106,900      49,769
*   Hanson International Tbk PT                                  6,480,500      73,768
    Holcim Indonesia Tbk PT                                        208,000      14,023
    Indah Kiat Pulp & Paper Corp. Tbk PT                           414,200      32,425
*   Indika Energy Tbk PT                                           376,500      21,873
    Indo Tambangraya Megah Tbk PT                                   50,300      56,537
    Intiland Development Tbk PT                                    944,900      32,414
    Japfa Comfeed Indonesia Tbk PT                                 631,100      82,955
*   Krakatau Steel Persero Tbk PT                                  704,932      39,338
*   Lippo Cikarang Tbk PT                                           85,400      31,863

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
INDONESIA -- (Continued)
    Lippo Karawaci Tbk PT                                        2,647,800 $  145,804
*   Malindo Feedmill Tbk PT                                         85,300      7,475
*   Medco Energi Internasional Tbk PT                              247,700     25,801
*   Mitra Adiperkasa Tbk PT                                         76,800     31,776
*   MNC Investama Tbk PT                                         3,256,000     34,386
*   Modernland Realty Tbk PT                                     1,269,000     31,753
*   Multipolar Tbk PT                                              790,200     20,008
*   Nirvana Development Tbk PT                                     652,600      4,106
*   Nusantara Infrastructure Tbk PT                              1,500,000     14,585
    Pan Brothers Tbk PT                                            677,300     22,526
*   Panin Financial Tbk PT                                       1,528,100     20,502
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT          459,700     53,384
    Ramayana Lestari Sentosa Tbk PT                                303,000     30,413
    Salim Ivomas Pratama Tbk PT                                    511,500     19,531
    Semen Indonesia Persero Tbk PT                                 210,900    142,636
*   Sentul City Tbk PT                                           3,313,700     22,342
    Sri Rejeki Isman Tbk PT                                      1,787,400     31,081
    Surya Semesta Internusa Tbk PT                                 835,700     39,762
    Tambang Batubara Bukit Asam Persero Tbk PT                      91,300     79,398
    Tempo Scan Pacific Tbk PT                                      117,300     16,286
*   Tiga Pilar Sejahtera Food Tbk                                  221,200     26,089
    Timah Persero Tbk PT                                           355,200     25,821
    Tiphone Mobile Indonesia Tbk PT                                247,700     16,327
    Tunas Baru Lampung Tbk PT                                      239,000     20,585
*   Vale Indonesia Tbk PT                                          320,400     56,869
*   Visi Media Asia Tbk PT                                         962,600     24,089
*   XL Axiata Tbk PT                                               480,400    104,737
                                                                           ----------
TOTAL INDONESIA                                                             2,843,338
                                                                           ----------
IRELAND -- (0.9%)
*   Bank of Ireland                                              4,057,463  1,090,067
    C&C Group P.L.C.                                                48,489    207,133
*   FBD Holdings P.L.C.                                              1,892     16,258
    IFG Group P.L.C.                                                 8,899     16,714
    Paddy Power Betfair P.L.C.                                       5,477    572,685
    Smurfit Kappa Group P.L.C.                                      34,342    905,187
                                                                           ----------
TOTAL IRELAND                                                               2,808,044
                                                                           ----------
ISRAEL -- (0.5%)
*   Africa Israel Investments, Ltd.                                 22,368      3,361
    Africa Israel Residences, Ltd.                                     561     11,586
    Albaad Massuot Yitzhak, Ltd.                                       933     16,192
*   Allot Communications, Ltd.                                       5,253     25,832
    Ashtrom Properties, Ltd.                                         4,071     14,747
*   AudioCodes, Ltd.                                                 2,412     15,967
*   Ceragon Networks, Ltd.                                           5,683     20,904
*   Clal Insurance Enterprises Holdings, Ltd.                        4,144     57,630
    Delek Group, Ltd.                                                  508    109,685
    Delta-Galil Industries, Ltd.                                     1,823     58,075
    Direct Insurance Financial Investments, Ltd.                     2,079     18,293
    El Al Israel Airlines                                           32,208     21,003
    Electra Consumer Products 1970, Ltd.                             1,318     22,908

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
ISRAEL -- (Continued)
    Electra, Ltd.                                                    119 $   21,619
    Energix-Renewable Energies, Ltd.                              15,730     10,323
*   Equital, Ltd.                                                  1,258     23,396
    First International Bank Of Israel, Ltd.                       5,942     89,391
    Formula Systems 1985, Ltd.                                     1,105     42,990
    Fox Wizel, Ltd.                                                  819     12,947
*   Hadera Paper, Ltd.                                               357     13,583
    Harel Insurance Investments & Financial Services, Ltd.        18,869     94,681
*   Israel Discount Bank, Ltd. Class A                           100,511    208,942
*   Jerusalem Oil Exploration                                      1,494     65,143
*   Kenon Holdings, Ltd.                                           1,970     25,223
    Maabarot Products, Ltd.                                          671     10,506
    Magic Software Enterprises, Ltd.                               3,186     22,619
    Matrix IT, Ltd.                                                4,812     38,725
*   Menora Mivtachim Holdings, Ltd.                                3,936     36,466
*   Migdal Insurance & Financial Holding, Ltd.                    47,849     42,615
    Mizrahi Tefahot Bank, Ltd.                                    10,941    168,522
*   Naphtha Israel Petroleum Corp., Ltd.                           4,316     28,803
    Neto ME Holdings, Ltd.                                           149     11,646
    Oil Refineries, Ltd.                                         189,838     66,813
    Paz Oil Co., Ltd.                                                815    126,194
*   Phoenix Holdings, Ltd. (The)                                  12,636     46,385
    Plasson Industries, Ltd.                                         413     13,153
    Scope Metals Group, Ltd.                                       1,007     20,786
    Shikun & Binui, Ltd.                                          29,406     60,894
    Shufersal, Ltd.                                                8,712     33,414
*   Summit Real Estate Holdings, Ltd.                              4,845     25,734
*   Tower Semiconductor, Ltd.                                      1,324     28,082
*   Union Bank of Israel                                           3,930     16,516
                                                                         ----------
TOTAL ISRAEL                                                              1,802,294
                                                                         ----------
ITALY -- (2.6%)
    A2A SpA                                                      140,564    187,746
    ACEA SpA                                                       3,056     37,418
    Anima Holding SpA                                             19,930    118,843
*   Arnoldo Mondadori Editore SpA                                 29,190     42,502
    Ascopiave SpA                                                  5,596     16,457
    Astaldi SpA                                                    6,192     40,356
#*  Banca Carige SpA                                              69,775     28,257
    Banca IFIS SpA                                                   486     13,181
    Banca Mediolanum SpA                                          11,354     87,101
    Banca Popolare di Sondrio SCPA                                53,183    188,587
    Banca Profilo SpA                                             49,549     11,115
    Banco BPM SpA                                                257,482    731,014
    Banco di Desio e della Brianza SpA                             6,054     14,622
    BasicNet SpA                                                   2,430      8,492
    BPER Banca                                                    99,170    563,985
    Buzzi Unicem SpA                                              11,828    291,653
    Cairo Communication SpA                                        4,275     16,513
    Cembre SpA                                                       709     10,900
    Cementir Holding SpA                                          14,519     62,175
    CIR-Compagnie Industriali Riunite SpA                         56,368     65,378
    CNH Industrial NV                                             64,919    576,720

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
ITALY -- (Continued)
    Credito Emiliano SpA                                          10,508 $   68,290
    Credito Valtellinese SC                                      180,054     94,481
    d'Amico International Shipping SA                             38,193     10,102
    Danieli & C Officine Meccaniche SpA                            1,763     37,826
*   Ei Towers SpA                                                  1,827    101,104
    El.En. SpA                                                     1,320     32,082
    ERG SpA                                                        7,607     84,474
    Esprinet SpA                                                   3,232     23,951
*   Eurotech SpA                                                   6,133      8,910
    Falck Renewables SpA                                          18,916     19,272
*   Fiat Chrysler Automobiles NV                                  99,560  1,090,128
*   Fincantieri SpA                                               40,254     23,922
    FNM SpA                                                       12,567      6,970
#   Geox SpA                                                       9,779     21,100
*   Gruppo Editoriale L'Espresso SpA                              15,103     12,844
    IMMSI SpA                                                     32,899     13,163
    Infrastrutture Wireless Italiane SpA                          17,938     85,010
*   Intek Group SpA                                               39,765      9,300
    Italmobiliare SpA                                              1,285     63,541
    La Doria SpA                                                   1,831     16,516
*   Leonardo SpA                                                  36,881    475,153
    Mediaset SpA                                                  91,865    393,575
    Mediobanca SpA                                                38,602    332,364
    OVS SpA                                                        7,151     39,924
    Parmalat SpA                                                  40,973    132,255
    Piaggio & C SpA                                               19,546     32,512
    Poste Italiane SpA                                            12,909     81,234
    Reno de Medici SpA                                            13,513      5,154
*   Retelit SpA                                                   17,096     19,740
    Sabaf SpA                                                         97      1,085
    SAES Getters SpA                                                 711      8,737
*   Safilo Group SpA                                               4,661     34,577
*   Saipem SpA                                                   755,736    388,056
    Salini Impregilo SpA                                          24,074     75,159
    Saras SpA                                                     43,823     67,883
*   Snai SpA                                                      11,976     14,558
    Societa Cattolica di Assicurazioni SCRL                       20,831    130,337
    Societa Iniziative Autostradali e Servizi SpA                  6,611     53,806
*   Sogefi SpA                                                     6,369     15,187
    SOL SpA                                                        2,122     19,127
#   Tod's SpA                                                      1,131     81,687
*   Trevi Finanziaria Industriale SpA                              9,084      9,930
    Unione di Banche Italiane SpA                                148,196    516,832
    Unipol Gruppo Finanziario SpA                                 63,734    235,699
    UnipolSai SpA                                                124,888    260,460
    Vittoria Assicurazioni SpA                                     3,116     35,158
*   Yoox Net-A-Porter Group SpA                                    6,238    156,478
                                                                         ----------
TOTAL ITALY                                                               8,552,668
                                                                         ----------
JAPAN -- (17.5%)
    77 Bank, Ltd. (The)                                           52,000    241,245
    Achilles Corp.                                                 2,200     32,595
    ADEKA Corp.                                                   10,100    147,098

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Ahresty Corp.                                                 4,400 $ 46,442
    Aichi Bank, Ltd. (The)                                        1,300   75,173
    Aichi Corp.                                                   4,300   32,452
    Aichi Steel Corp.                                             1,900   83,163
    Aida Engineering, Ltd.                                        8,600   84,699
    Airport Facilities Co., Ltd.                                  4,000   21,293
    Aisan Industry Co., Ltd.                                      4,100   34,428
    Akita Bank, Ltd. (The)                                       33,000  103,854
    Albis Co., Ltd.                                                 500   14,166
    Alconix Corp.                                                 1,200   18,963
    Alinco, Inc.                                                  2,700   25,154
    Alpen Co., Ltd.                                               3,600   64,248
    Alpine Electronics, Inc.                                      6,500   94,918
    Alps Logistics Co., Ltd.                                      2,100   13,285
    Anritsu Corp.                                                17,900  123,560
    AOI Electronic Co., Ltd.                                        400   12,356
    AOI TYO Holdings, Inc.                                        1,100    8,242
    AOKI Holdings, Inc.                                           6,000   75,551
    Aomori Bank, Ltd. (The)                                      26,000   85,673
    Aoyama Trading Co., Ltd.                                      9,100  320,737
    Arakawa Chemical Industries, Ltd.                             3,000   49,744
    Arata Corp.                                                     600   14,591
    Arcland Sakamoto Co., Ltd.                                    3,800   46,531
    Arcs Co., Ltd.                                                4,800  108,150
    Artnature, Inc.                                               1,600   10,698
    Asahi Diamond Industrial Co., Ltd.                            7,200   53,895
    Asahi Holdings, Inc.                                          1,900   37,694
    Asahi Kogyosha Co., Ltd.                                        800   20,950
    Asahi Yukizai Corp.                                          13,000   27,287
    Asanuma Corp.                                                 8,000   25,117
    Ashimori Industry Co., Ltd.                                   9,000   12,847
    Asia Pile Holdings Corp.                                      2,000   10,188
    Asunaro Aoki Construction Co., Ltd.                           4,500   31,257
    Autobacs Seven Co., Ltd.                                      7,900  122,270
    Awa Bank, Ltd. (The)                                         26,000  162,093
    Bando Chemical Industries, Ltd.                               4,500   40,263
    Bank of Iwate, Ltd. (The)                                     2,600  104,035
    Bank of Kochi, Ltd. (The)                                    10,000   11,925
    Bank of Nagoya, Ltd. (The)                                    2,400   86,666
    Bank of Okinawa, Ltd. (The)                                   2,980  107,122
    Bank of Saga, Ltd. (The)                                     23,000   58,847
    Bank of the Ryukyus, Ltd.                                     7,000   93,587
    Belluna Co., Ltd.                                             9,000   61,686
    Best Denki Co., Ltd.                                          5,000    6,378
    Bunka Shutter Co., Ltd.                                       8,500   68,594
    C Uyemura & Co., Ltd.                                           600   27,287
    C'BON COSMETICS Co., Ltd.                                       600   13,188
    Calsonic Kansei Corp.                                        14,000  222,566
    Canare Electric Co., Ltd.                                       600   12,053
    Canon Electronics, Inc.                                       2,300   35,239
    Carlit Holdings Co., Ltd.                                     2,300   11,385
    Cawachi, Ltd.                                                 3,400   87,487
    Central Glass Co., Ltd.                                      35,000  167,711

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Chiba Kogyo Bank, Ltd. (The)                                  7,800 $ 40,284
    Chiyoda Integre Co., Ltd.                                     1,400   30,073
    Chori Co., Ltd.                                               1,100   19,087
    Chubu Shiryo Co., Ltd.                                        3,100   28,749
    Chuetsu Pulp & Paper Co., Ltd.                               20,000   44,320
    Chugoku Bank, Ltd. (The)                                     25,900  380,986
    Chugoku Marine Paints, Ltd.                                   7,000   50,918
    Chukyo Bank, Ltd. (The)                                       1,300   26,540
    Chuo Gyorui Co., Ltd.                                         5,000   12,348
    Citizen Watch Co., Ltd.                                      37,500  232,870
    CKD Corp.                                                     6,400   85,492
    Cleanup Corp.                                                 4,700   37,282
*   CMK Corp.                                                     9,600   56,983
    Coca-Cola East Japan Co., Ltd.                                7,600  165,506
    Coca-Cola West Co., Ltd.                                      7,700  223,504
    Computer Engineering & Consulting, Ltd.                       2,200   36,300
    Credit Saison Co., Ltd.                                      23,200  422,703
    CTI Engineering Co., Ltd.                                     2,500   23,238
    Dai Nippon Toryo Co., Ltd.                                   13,000   27,515
    Dai-Dan Co., Ltd.                                             5,000   42,434
    Dai-ichi Seiko Co., Ltd.                                      1,900   22,604
    Daibiru Corp.                                                 7,000   63,494
    Daido Metal Co., Ltd.                                         4,800   44,702
    Daido Steel Co., Ltd.                                        40,000  181,642
    Daihatsu Diesel Manufacturing Co., Ltd.                       2,000   12,003
    Daihen Corp.                                                 13,000   83,505
    Daiho Corp.                                                  13,000   60,060
    Daiichi Jitsugyo Co., Ltd.                                    7,000   42,165
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                          500   17,116
    Daiken Corp.                                                  2,000   37,826
    Daiki Aluminium Industry Co., Ltd.                            6,000   28,205
    Daikoku Denki Co., Ltd.                                       1,000   15,109
    Daikyo, Inc.                                                 38,000   78,038
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.       8,000   48,048
    Daio Paper Corp.                                              8,800   98,762
    Daisan Bank, Ltd. (The)                                       1,900   29,278
    Daishi Bank, Ltd. (The)                                      42,000  185,400
    Daisue Construction Co., Ltd.                                 1,300   11,368
    Daito Bank, Ltd. (The)                                       27,000   39,882
    Daito Pharmaceutical Co., Ltd.                                1,800   35,911
    Daiwabo Holdings Co., Ltd.                                   28,000   69,161
    DCM Holdings Co., Ltd.                                       14,500  130,114
    Denka Co., Ltd.                                              57,000  280,547
    Denyo Co., Ltd.                                               2,100   30,643
*   Dexerials Corp.                                               3,500   38,453
    DIC Corp.                                                    10,200  315,865
    DKS Co., Ltd.                                                10,000   34,785
    Doutor Nichires Holdings Co., Ltd.                            3,400   64,813
    Dowa Holdings Co., Ltd.                                      29,000  246,133
    DSB Co., Ltd.                                                 1,700    9,428
    Dunlop Sports Co., Ltd.                                       1,600   14,702
    Eagle Industry Co., Ltd.                                      2,800   37,582
    Ebara Corp.                                                  10,000  308,413

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    Ebara Jitsugyo Co., Ltd.                                       1,000 $ 11,979
    EDION Corp.                                                   19,600  188,154
    Ehime Bank, Ltd. (The)                                         4,400   52,971
    Eidai Co., Ltd.                                                3,000   13,654
    Eighteenth Bank, Ltd. (The)                                   30,000   92,725
    Elematec Corp.                                                 1,100   18,666
    Endo Lighting Corp.                                            1,100    8,772
    Enplas Corp.                                                     600   17,739
    ESPEC Corp.                                                    3,600   40,843
    Excel Co., Ltd.                                                1,800   23,900
    Exedy Corp.                                                    4,200  113,732
    F-Tech, Inc.                                                   1,700   19,247
    Falco Holdings Co., Ltd.                                       1,200   15,943
    FCC Co., Ltd.                                                  5,000   90,576
    Ferrotec Corp.                                                 6,300   90,351
    FIDEA Holdings Co., Ltd.                                      19,000   34,769
    Fields Corp.                                                   1,500   16,454
    Foster Electric Co., Ltd.                                      4,000   62,604
    France Bed Holdings Co., Ltd.                                  3,000   24,732
    Fudo Tetra Corp.                                              15,400   28,247
    Fuji Co., Ltd.                                                 2,500   52,024
    Fuji Corp., Ltd.                                               2,700   18,000
    Fuji Kiko Co., Ltd.                                            3,200   12,964
*   Fuji Oil Co., Ltd.                                             8,400   30,071
    Fuji Oil Holdings, Inc.                                        1,400   28,024
    Fuji Pharma Co., Ltd.                                            900   22,013
    Fuji Soft, Inc.                                                3,000   73,791
    Fujibo Holdings, Inc.                                          1,500   44,655
    Fujikura Kasei Co., Ltd.                                       2,800   16,432
    Fujikura Rubber, Ltd.                                          3,100   18,043
    Fujikura, Ltd.                                                68,000  430,569
    Fujimi, Inc.                                                   1,900   41,710
    Fujimori Kogyo Co., Ltd.                                       2,200   57,846
    Fujisash Co., Ltd.                                            12,900   11,535
    Fujitec Co., Ltd.                                              6,100   71,689
    Fujitsu Frontech, Ltd.                                         2,800   36,369
    FuKoKu Co., Ltd.                                               1,800   14,743
    Fukuda Corp.                                                   4,000   39,249
    Fukuda Denshi Co., Ltd.                                          500   28,493
    Fukui Bank, Ltd. (The)                                        28,000   72,547
    Fukuoka Financial Group, Inc.                                109,000  481,158
    Fukushima Bank, Ltd. (The)                                    26,000   21,846
    Fukuyama Transporting Co., Ltd.                               19,000  104,675
    Furukawa Co., Ltd.                                            39,000   76,185
    Furukawa Electric Co., Ltd.                                    7,900  268,050
    Furuno Electric Co., Ltd.                                      2,900   19,190
    Furusato Industries, Ltd.                                      1,000   14,846
    Futaba Industrial Co., Ltd.                                    5,400   32,101
    Fuyo General Lease Co., Ltd.                                   2,400  119,368
    G-Tekt Corp.                                                   2,500   46,952
    Gakken Holdings Co., Ltd.                                      6,000   16,579
    Gecoss Corp.                                                   2,300   21,782
    Geo Holdings Corp.                                             3,700   42,744

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    GLOBERIDE, Inc.                                                 500 $  8,188
    Godo Steel, Ltd.                                              3,100   52,503
    Goldcrest Co., Ltd.                                           2,300   40,868
    GSI Creos Corp.                                               9,000   10,758
    Gunma Bank, Ltd. (The)                                       55,300  301,650
    Gunze, Ltd.                                                  40,000  137,511
    H-One Co., Ltd.                                               1,300   11,911
    H2O Retailing Corp.                                          12,000  198,604
    Hachijuni Bank, Ltd. (The)                                   62,300  366,694
    Hagihara Industries, Inc.                                     1,200   27,791
    Hagiwara Electric Co., Ltd.                                     600   11,288
    Hakudo Co., Ltd.                                              1,000   13,624
    Hakuto Co., Ltd.                                              3,000   27,254
    Hamakyorex Co., Ltd.                                          1,900   36,456
    Haneda Zenith Holdings Co., Ltd.                              3,900   10,243
    Hanwa Co., Ltd.                                              26,000  177,336
    Happinet Corp.                                                2,800   31,895
    Harima Chemicals Group, Inc.                                  2,900   19,936
    Haruyama Holdings, Inc.                                       2,000   16,231
    Heiwa Corp.                                                   7,200  173,586
    Heiwa Real Estate Co., Ltd.                                   5,600   77,826
    Heiwado Co., Ltd.                                             3,900   89,872
    Helios Techno Holdings Co., Ltd.                              2,500   12,830
    HI-LEX Corp.                                                  2,200   57,642
    Hibiya Engineering, Ltd.                                      2,300   34,610
    Hiroshima Bank, Ltd. (The)                                   78,000  364,433
    Hitachi Capital Corp.                                         6,900  177,133
    Hitachi Construction Machinery Co., Ltd.                     11,700  269,072
    Hitachi Maxell, Ltd.                                          4,900   98,906
    Hitachi Transport System, Ltd.                                4,800   97,964
    Hitachi Zosen Corp.                                          20,200  106,118
    Hodogaya Chemical Co., Ltd.                                   1,000   24,649
    Hogy Medical Co., Ltd.                                        1,500   91,585
    Hokkaido Coca-Cola Bottling Co., Ltd.                         3,000   17,207
    Hokkan Holdings, Ltd.                                         8,000   32,694
    Hokko Chemical Industry Co., Ltd.                             4,000   16,688
    Hokkoku Bank, Ltd. (The)                                     40,000  152,508
    Hokuetsu Bank, Ltd. (The)                                     3,000   70,914
    Hokuetsu Industries Co., Ltd.                                 2,200   16,734
    Hokuetsu Kishu Paper Co., Ltd.                               30,100  182,642
    Hokuhoku Financial Group, Inc.                               18,300  313,514
    Hokuriku Electric Industry Co., Ltd.                         12,000   14,760
    Honeys Co., Ltd.                                              1,300   12,440
    Hoosiers Holdings                                             3,600   19,323
    Hosokawa Micron Corp.                                         5,000   35,052
    Howa Machinery, Ltd.                                          2,600   16,874
    Hyakugo Bank, Ltd. (The)                                     33,000  135,545
    Hyakujushi Bank, Ltd. (The)                                  31,000  103,049
    Ibiden Co., Ltd.                                             17,400  247,468
    IBJ Leasing Co., Ltd.                                         3,600   78,827
    Ichiken Co., Ltd.                                             6,000   24,601
    Ichikoh Industries, Ltd.                                      9,000   33,967
    Ichinen Holdings Co., Ltd.                                    2,900   28,457

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    Ichiyoshi Securities Co., Ltd.                                 4,600 $ 35,715
    Idemitsu Kosan Co., Ltd.                                      12,000  371,057
    Ihara Chemical Industry Co., Ltd.                              4,000   37,060
*   IHI Corp.                                                    141,000  379,686
    Iino Kaiun Kaisha, Ltd.                                        7,300   29,812
    IJT Technology Holdings Co., Ltd.                              1,600    7,204
    Imagica Robot Holdings, Inc.                                   1,800   11,733
    Imasen Electric Industrial                                     2,100   18,587
    Inaba Denki Sangyo Co., Ltd.                                   2,500   88,637
    Inabata & Co., Ltd.                                           10,100  115,245
    Ines Corp.                                                     8,400   85,709
    Innotech Corp.                                                 3,800   20,724
    Internet Initiative Japan, Inc.                                4,200   67,545
    Iseki & Co., Ltd.                                             24,000   47,583
*   Ishihara Sangyo Kaisha, Ltd.                                   4,000   32,639
    Itochu Enex Co., Ltd.                                          7,000   56,742
    Itochu-Shokuhin Co., Ltd.                                        300   11,526
    Itoki Corp.                                                    7,300   46,962
    IwaiCosmo Holdings, Inc.                                       3,600   34,228
    Iwaki & Co., Ltd.                                              6,000   15,732
    Iwasaki Electric Co., Ltd.                                    13,000   22,008
    Iyo Bank, Ltd. (The)                                          37,000  248,276
    J-Oil Mills, Inc.                                              1,500   51,994
    Jaccs Co., Ltd.                                               17,000   76,976
*   Janome Sewing Machine Co., Ltd.                                3,300   24,478
    Japan Asia Group, Ltd.                                         2,900   11,113
    Japan Aviation Electronics Industry, Ltd.                      4,000   48,945
*   Japan Display, Inc.                                           54,800  148,782
    Japan Drilling Co., Ltd.                                         800   16,936
    Japan Pulp & Paper Co., Ltd.                                  12,000   38,965
    Japan Radio Co., Ltd.                                          1,800   20,900
    Japan Securities Finance Co., Ltd.                            11,700   62,762
    Japan Steel Works, Ltd. (The)                                  5,600  105,150
    Japan Transcity Corp.                                          7,000   26,764
    Japan Wool Textile Co., Ltd. (The)                             6,000   46,983
    JBCC Holdings, Inc.                                            1,700   12,208
    Jimoto Holdings, Inc.                                          8,900   15,048
    JMS Co., Ltd.                                                  6,000   17,496
    Joban Kosan Co., Ltd.                                            900   12,825
    Joshin Denki Co., Ltd.                                         4,000   37,196
    JSP Corp.                                                      1,500   34,808
    Juki Corp.                                                     3,400   36,581
    Juroku Bank, Ltd. (The)                                       46,000  159,464
    JVC Kenwood Corp.                                             24,900   67,358
*   Kadokawa Dwango                                                6,700  103,542
    Kaga Electronics Co., Ltd.                                     2,700   46,911
    Kamei Corp.                                                    5,900   66,948
    Kamigumi Co., Ltd.                                            28,000  272,181
    Kanaden Corp.                                                  1,100    9,961
    Kanagawa Chuo Kotsu Co., Ltd.                                  4,000   25,783
    Kanamoto Co., Ltd.                                             3,100   80,670
    Kandenko Co., Ltd.                                            15,000  139,356
    Kaneka Corp.                                                  36,000  310,183

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Kaneko Seeds Co., Ltd.                                          900 $ 11,802
    Kanematsu Corp.                                              54,000   95,113
    Kanemi Co., Ltd.                                                400   12,275
    Kansai Urban Banking Corp.                                    3,000   39,302
    Kasai Kogyo Co., Ltd.                                         3,300   38,108
    Kato Sangyo Co., Ltd.                                         2,600   62,448
    Kato Works Co., Ltd.                                          2,400   64,062
    KAWADA TECHNOLOGIES, Inc.                                       600   43,068
    Kawai Musical Instruments Manufacturing Co., Ltd.               900   17,897
    Keihanshin Building Co., Ltd.                                 4,300   22,846
    Keihin Corp.                                                  6,400  113,261
    Keiyo Bank, Ltd. (The)                                       36,000  165,674
    Kinden Corp.                                                 20,400  259,104
    Kintetsu World Express, Inc.                                  4,900   67,479
    Kirindo Holdings Co., Ltd.                                      600    4,539
    Kita-Nippon Bank, Ltd. (The)                                  1,400   38,409
    Kitagawa Iron Works Co., Ltd.                                 1,200   26,085
    Kitano Construction Corp.                                     6,000   17,003
    Kito Corp.                                                    1,900   21,276
    Kitz Corp.                                                   12,500   76,135
    Kiyo Bank, Ltd. (The)                                         8,300  132,202
    Koa Corp.                                                     3,600   42,215
    Koatsu Gas Kogyo Co., Ltd.                                    3,700   24,041
*   Kobe Steel, Ltd.                                             48,100  467,864
    Kohnan Shoji Co., Ltd.                                        7,000  130,536
    Kohsoku Corp.                                                 1,500   14,394
*   Kojima Co., Ltd.                                              5,800   14,024
    Kokuyo Co., Ltd.                                             16,800  207,455
    KOMAIHALTEC, Inc.                                               600   11,201
    Komatsu Wall Industry Co., Ltd.                               1,200   20,568
    Komehyo Co., Ltd.                                             1,100   12,310
    Komeri Co., Ltd.                                              3,800   89,479
    Konaka Co., Ltd.                                              4,200   21,673
    Kondotec, Inc.                                                1,800   13,649
    Konishi Co., Ltd.                                             4,000   46,333
    Konoike Transport Co., Ltd.                                   3,800   50,128
    Kosei Securities Co., Ltd. (The)                              9,000   15,398
    Krosaki Harima Corp.                                          9,000   31,713
    KRS Corp.                                                     1,200   26,023
    KU Holdings Co., Ltd.                                         2,600   19,846
    Kurabo Industries, Ltd.                                      46,000   95,698
    Kureha Corp.                                                  1,700   72,097
    Kurimoto, Ltd.                                                1,600   33,375
    Kuriyama Holdings Corp.                                       1,000   16,306
    Kuroda Electric Co., Ltd.                                     5,100  105,198
    KYB Corp.                                                    26,000  126,591
    Kyodo Printing Co., Ltd.                                     16,000   56,599
    Kyoei Steel, Ltd.                                             4,600   92,764
    Kyokuto Boeki Kaisha, Ltd.                                    4,000    8,578
    Kyokuto Kaihatsu Kogyo Co., Ltd.                              6,800   97,827
    Kyokuto Securities Co., Ltd.                                  3,500   50,669
    Kyokuyo Co., Ltd.                                             1,500   36,161
    KYORIN Holdings, Inc.                                         5,400  118,474

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    Kyoritsu Printing Co., Ltd.                                    3,700 $ 10,750
    Kyosan Electric Manufacturing Co., Ltd.                        5,000   17,897
    Kyowa Electronics Instruments Co., Ltd.                        3,400   12,339
    Kyowa Exeo Corp.                                              10,000  147,981
    Kyowa Leather Cloth Co., Ltd.                                  2,700   21,235
    Kyushu Financial Group, Inc.                                  22,200  152,962
    LEC, Inc.                                                      1,000   32,589
    Leopalace21 Corp.                                             35,400  202,787
    Lintec Corp.                                                   5,300  118,614
    Look, Inc.                                                     9,000   14,279
    Macnica Fuji Electronics Holdings, Inc.                        4,700   66,218
    Maeda Corp.                                                   28,000  244,095
    Maeda Road Construction Co., Ltd.                              8,000  138,286
    Makino Milling Machine Co., Ltd.                              11,000   96,253
    Marubun Corp.                                                  3,500   21,443
    Marudai Food Co., Ltd.                                        24,000  104,209
    Maruka Machinery Co., Ltd.                                     1,000   15,741
    Maruwa Co., Ltd.                                               1,200   39,462
*   Maruzen CHI Holdings Co., Ltd.                                 3,000    9,430
    Maruzen Showa Unyu Co., Ltd.                                  11,000   43,638
    Matsuda Sangyo Co., Ltd.                                       1,800   24,225
    Matsui Construction Co., Ltd.                                  3,500   33,452
    Max Co., Ltd.                                                  4,000   54,616
    Maxvalu Nishinihon Co., Ltd.                                     800   12,012
    Mebuki Financial Group, Inc.                                 110,280  423,506
    Medical System Network Co., Ltd.                               4,000   14,702
    Meidensha Corp.                                               17,000   57,904
*   Meiko Electronics Co., Ltd.                                    1,900   13,157
    Meisei Industrial Co., Ltd.                                    3,700   19,774
    Meiwa Estate Co., Ltd.                                         2,900   18,863
    Michinoku Bank, Ltd. (The)                                    24,000   40,525
    Mie Bank, Ltd. (The)                                           1,500   31,001
    Mie Kotsu Group Holdings, Inc.                                 3,300   11,454
    Mikuni Corp.                                                   1,300    4,537
    Mimasu Semiconductor Industry Co., Ltd.                        3,400   54,819
    Minato Bank, Ltd. (The)                                        2,100   39,199
#   MINEBEA MITSUMI, Inc.                                          7,787   77,411
    Ministop Co., Ltd.                                             2,500   44,903
    Mirait Holdings Corp.                                          8,500   77,435
    Misawa Homes Co., Ltd.                                         2,400   22,697
    Mitani Corp.                                                   1,300   37,640
    Mitani Sekisan Co., Ltd.                                         400   10,416
    Mito Securities Co., Ltd.                                      6,900   18,821
    Mitsuba Corp.                                                  5,200   90,558
    Mitsubishi Gas Chemical Co., Inc.                             26,500  508,279
    Mitsubishi Kakoki Kaisha, Ltd.                                 7,000   13,569
    Mitsubishi Materials Corp.                                    12,200  416,325
    Mitsubishi Nichiyu Forklift Co., Ltd.                          3,600   25,843
*   Mitsubishi Paper Mills, Ltd.                                   4,600   31,987
    Mitsubishi Research Institute, Inc.                              600   17,357
    Mitsubishi Shokuhin Co., Ltd.                                  1,600   47,702
    Mitsubishi Steel Manufacturing Co., Ltd.                      26,000   59,317
    Mitsuboshi Belting, Ltd.                                       7,000   60,915

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    Mitsui Engineering & Shipbuilding Co., Ltd.                  109,000 $176,324
    Mitsui High-Tec, Inc.                                          5,300   40,845
    Mitsui Home Co., Ltd.                                          3,000   14,813
    Mitsui Matsushima Co., Ltd.                                    1,600   19,524
    Mitsui Mining & Smelting Co., Ltd.                            79,000  220,900
    Mitsui OSK Lines, Ltd.                                       178,000  565,664
    Mitsui Sugar Co., Ltd.                                         2,200   48,929
    Mitsui-Soko Holdings Co., Ltd.                                14,000   41,825
    Miyaji Engineering Group, Inc.                                 4,000    6,830
    Miyazaki Bank, Ltd. (The)                                     28,000   92,875
    Miyoshi Oil & Fat Co., Ltd.                                    6,000    7,543
    Mizuno Corp.                                                   2,000   10,340
    Modec, Inc.                                                    2,900   48,461
    Monex Group, Inc.                                             27,600   72,866
    MORESCO Corp.                                                  1,200   18,405
    Morinaga Milk Industry Co., Ltd.                               9,000   62,089
    Morito Co., Ltd.                                               1,500   12,507
    Mory Industries, Inc.                                          1,000   18,353
    Mr Max Corp.                                                   4,600   16,591
    Mugen Estate Co., Ltd.                                         2,300   15,338
    Musashi Seimitsu Industry Co., Ltd.                            2,300   63,313
    Musashino Bank, Ltd. (The)                                     4,500  133,016
    Mutoh Holdings Co., Ltd.                                       7,000   15,881
    NAC Co., Ltd.                                                  1,300   11,194
    Nachi-Fujikoshi Corp.                                         19,000   93,109
    Nafco Co., Ltd.                                                  800   12,869
    Nagano Bank, Ltd. (The)                                        1,000   17,754
    Nagase & Co., Ltd.                                            15,700  215,159
    Nakabayashi Co., Ltd.                                          8,000   19,050
    Nakano Corp.                                                   3,000   14,845
*   Nakayama Steel Works, Ltd.                                     1,800   12,122
    Nakayamafuku Co., Ltd.                                         1,500   10,921
    Nanto Bank, Ltd. (The)                                         2,900  116,780
    NDS Co., Ltd.                                                    700   17,939
    NEC Capital Solutions, Ltd.                                    1,500   23,287
    NEC Networks & System Integration Corp.                        2,700   49,186
    NET One Systems Co., Ltd.                                      9,200   62,807
    NHK Spring Co., Ltd.                                          27,000  272,071
    Nice Holdings, Inc.                                           12,000   16,245
    Nichi-iko Pharmaceutical Co., Ltd.                             4,900   71,539
    Nichias Corp.                                                  9,000   92,303
    Nichiban Co., Ltd.                                             5,000   37,956
    Nichiha Corp.                                                  3,800   97,470
    NichiiGakkan Co., Ltd.                                         3,900   28,158
    Nichireki Co., Ltd.                                            5,000   40,733
    Nichirin Co., Ltd.                                               500    7,529
    Nihon Dempa Kogyo Co., Ltd.                                    3,100   24,492
    Nihon Eslead Corp.                                             1,600   19,897
    Nihon Flush Co., Ltd.                                          1,700   19,564
    Nihon House Holdings Co., Ltd.                                 7,500   33,894
    Nihon Nohyaku Co., Ltd.                                        6,700   36,447
    Nihon Plast Co., Ltd.                                            400    3,612
    Nihon Tokushu Toryo Co., Ltd.                                  1,900   29,548

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    Nihon Yamamura Glass Co., Ltd.                                14,000 $ 25,504
    Nikkiso Co., Ltd.                                              6,100   56,689
    Nikkon Holdings Co., Ltd.                                      9,600  198,725
    Nippo Corp.                                                    6,000  113,430
    Nippon Carbide Industries Co., Inc.                           12,000   16,050
    Nippon Carbon Co., Ltd.                                       13,000   31,632
    Nippon Chemi-Con Corp.                                        30,000   69,180
    Nippon Chemical Industrial Co., Ltd.                          18,000   38,220
    Nippon Coke & Engineering Co., Ltd.                           20,500   19,805
    Nippon Concrete Industries Co., Ltd.                           8,200   24,960
*   Nippon Denko Co., Ltd.                                        20,700   59,580
    Nippon Densetsu Kogyo Co., Ltd.                                4,100   67,539
    Nippon Electric Glass Co., Ltd.                               66,000  379,930
    Nippon Fine Chemical Co., Ltd.                                 1,700   13,455
    Nippon Flour Mills Co., Ltd.                                   7,800  110,541
    Nippon Hume Corp.                                              4,500   27,936
    Nippon Kayaku Co., Ltd.                                       10,000  130,695
*   Nippon Kinzoku Co., Ltd.                                         900   10,867
    Nippon Koei Co., Ltd.                                          2,400   54,086
    Nippon Light Metal Holdings Co., Ltd.                         81,200  198,342
    Nippon Paper Industries Co., Ltd.                             14,900  272,791
    Nippon Piston Ring Co., Ltd.                                   1,500   27,999
    Nippon Road Co., Ltd. (The)                                   16,000   65,185
*   Nippon Sheet Glass Co., Ltd.                                  16,200  133,236
    Nippon Signal Co., Ltd.                                        5,500   52,159
    Nippon Soda Co., Ltd.                                         18,000   87,538
    Nippon Steel & Sumikin Bussan Corp.                            2,300   94,654
    Nippon Thompson Co., Ltd.                                      8,000   37,296
    Nippon Valqua Industries, Ltd.                                 2,100   33,196
    Nippon View Hotel Co., Ltd.                                      600    7,531
    Nippon Yakin Kogyo Co., Ltd.                                  34,500   57,974
    Nippon Yusen K.K.                                            250,000  528,667
    Nipro Corp.                                                    5,400   60,536
*   Nishi-Nippon Financial Holdings, Inc.                         16,000  167,784
    Nishimatsu Construction Co., Ltd.                             30,000  150,015
    Nishio Rent All Co., Ltd.                                      2,200   62,723
    Nissan Shatai Co., Ltd.                                        9,900   93,799
    Nissan Tokyo Sales Holdings Co., Ltd.                          4,700   14,148
    Nissei Plastic Industrial Co., Ltd.                            1,800   16,502
    Nisshin Fudosan Co.                                            7,500   35,078
    Nisshin Oillio Group, Ltd. (The)                              22,000  103,928
    Nisshin Steel Co., Ltd.                                       14,500  196,470
    Nisshinbo Holdings, Inc.                                      16,600  158,134
    Nissin Corp.                                                   8,000   24,701
    Nissin Kogyo Co., Ltd.                                         4,700   77,649
    Nitta Corp.                                                    2,600   70,636
    Nitta Gelatin, Inc.                                            1,700   11,333
    Nittetsu Mining Co., Ltd.                                      1,500   75,677
    Nitto Boseki Co., Ltd.                                         6,000   24,066
    Nitto Kogyo Corp.                                              2,700   36,853
    Nitto Kohki Co., Ltd.                                          1,300   28,882
    Nittoc Construction Co., Ltd.                                  1,500    6,045
    Nittoku Engineering Co., Ltd.                                  1,200   19,119

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    NOF Corp.                                                    10,000 $104,755
    Nohmi Bosai, Ltd.                                             1,800   27,034
    Nojima Corp.                                                  2,700   29,722
    NOK Corp.                                                    13,000  264,188
    Nomura Real Estate Holdings, Inc.                            19,300  331,966
    Noritake Co., Ltd.                                              900   23,095
    Noritsu Koki Co., Ltd.                                        2,200   17,986
    Noritz Corp.                                                  3,100   53,168
    North Pacific Bank, Ltd.                                     47,700  191,590
    NS United Kaiun Kaisha, Ltd.                                 22,000   40,939
    NTN Corp.                                                    57,000  240,739
    Nuflare Technology, Inc.                                        400   25,509
    Obayashi Road Corp.                                           6,000   36,292
    Odelic Co., Ltd.                                                300   11,864
    Oenon Holdings, Inc.                                          6,000   14,497
    Ogaki Kyoritsu Bank, Ltd. (The)                              40,000  154,377
    Ohashi Technica, Inc.                                         1,400   17,959
    Oiles Corp.                                                   2,100   37,482
    Oita Bank, Ltd. (The)                                        30,000  112,410
    Okabe Co., Ltd.                                               5,300   44,815
    Okamura Corp.                                                 7,700   76,318
    Okasan Securities Group, Inc.                                20,000  130,597
    Oki Electric Industry Co., Ltd.                               4,100   58,983
    OKK Corp.                                                    13,000   14,485
    OKUMA Corp.                                                  13,000  135,046
    Okumura Corp.                                                17,000  103,004
    Okura Industrial Co., Ltd.                                    9,000   42,708
    Okuwa Co., Ltd.                                               3,000   30,598
    Olympic Group Corp.                                           2,600   14,279
    Onoken Co., Ltd.                                              2,900   34,879
    Onward Holdings Co., Ltd.                                    16,000  118,127
*   OPT Holdings, Inc.                                            2,100   13,375
    Organo Corp.                                                  4,000   17,097
    Osaka Organic Chemical Industry, Ltd.                         1,900   15,208
    Osaka Soda Co., Ltd.                                          9,000   39,561
    Osaki Electric Co., Ltd.                                      6,000   63,347
    Pacific Industrial Co., Ltd.                                  9,000  111,266
    Pack Corp. (The)                                              1,200   31,384
    PALTAC Corp.                                                  4,000  103,405
    PanaHome Corp.                                                8,000   67,816
    Panasonic Industrial Devices SUNX Co., Ltd.                   2,800   19,916
    Parco Co., Ltd.                                               2,000   19,489
    PC Depot Corp.                                                3,800   21,068
    Pegasus Sewing Machine Manufacturing Co., Ltd.                2,700   17,730
    Piolax, Inc.                                                  2,000  128,981
*   Pioneer Corp.                                                43,100   94,605
    Pocket Card Co., Ltd.                                         2,100   11,139
    Press Kogyo Co., Ltd.                                        13,600   61,731
    Pressance Corp.                                               2,000   24,114
#   Prospect Co., Ltd.                                           44,000   31,575
    Proto Corp.                                                   1,900   23,501
    PS Mitsubishi Construction Co., Ltd.                          2,700    9,053
    Punch Industry Co., Ltd.                                      1,300   11,009

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Raysum Co., Ltd.                                              2,300 $ 16,233
    Rengo Co., Ltd.                                              30,000  183,213
    Rheon Automatic Machinery Co., Ltd.                           2,600   25,247
    Ricoh Leasing Co., Ltd.                                       2,500   75,912
    Right On Co., Ltd.                                            2,500   21,616
    Riken Corp.                                                     900   34,175
    Riken Keiki Co., Ltd.                                         1,100   16,553
    Riken Technos Corp.                                           7,500   37,611
    Rion Co., Ltd.                                                  900   12,709
    Riso Kagaku Corp.                                             2,500   44,586
    Round One Corp.                                              12,200   87,774
    Ryobi, Ltd.                                                  22,000  100,537
    Ryoden Corp.                                                  7,000   46,078
    Sakai Chemical Industry Co., Ltd.                            20,000   70,611
    Sakai Heavy Industries, Ltd.                                  3,000    8,947
    Sakai Moving Service Co., Ltd.                                  900   23,987
    Sakai Ovex Co., Ltd.                                            700   11,191
    Sakata INX Corp.                                              4,000   52,412
    Sala Corp.                                                    4,900   26,767
    SAMTY Co., Ltd.                                               1,300   13,239
    San-Ai Oil Co., Ltd.                                         10,000   76,794
    San-In Godo Bank, Ltd. (The)                                 33,000  275,483
    Sanden Holdings Corp.                                        19,000   60,062
    Sanei Architecture Planning Co., Ltd.                         1,000   13,958
*   Sanken Electric Co., Ltd.                                    12,000   56,330
    Sanki Engineering Co., Ltd.                                   3,700   31,537
    Sanko Metal Industrial Co., Ltd.                                300    8,483
    Sankyo Tateyama, Inc.                                         2,800   41,884
    Sanoh Industrial Co., Ltd.                                    2,800   20,313
    Sanoyas Holdings Corp.                                        6,300   14,992
    Sansha Electric Manufacturing Co., Ltd.                         300    1,302
    Sanshin Electronics Co., Ltd.                                 3,900   42,080
    Sanyo Chemical Industries, Ltd.                               1,200   52,408
    Sanyo Denki Co., Ltd.                                         6,000   46,903
    Sanyo Housing Nagoya Co., Ltd.                                  700    6,220
    Sanyo Special Steel Co., Ltd.                                19,000  100,635
    Sanyo Trading Co., Ltd.                                       1,600   23,601
    Satori Electric Co., Ltd.                                     2,500   16,299
    Sawada Holdings Co., Ltd.                                     3,000   24,493
    Saxa Holdings, Inc.                                          13,000   28,757
    SBS Holdings, Inc.                                            1,900   13,596
    Scroll Corp.                                                  3,300   10,071
    Seika Corp.                                                   5,000   15,267
    Seikitokyu Kogyo Co., Ltd.                                    2,600   11,464
    Seiko Holdings Corp.                                         22,000   79,673
    Seino Holdings Co., Ltd.                                     22,500  260,207
    Seiren Co., Ltd.                                              5,400   66,752
    Sekisui Plastics Co., Ltd.                                    5,500   40,159
    Senko Co., Ltd.                                              12,000   76,880
    Senshu Ikeda Holdings, Inc.                                  35,300  162,176
    Senshukai Co., Ltd.                                           5,200   33,915
    Shibaura Electronics Co., Ltd.                                  800   18,048
    Shibaura Mechatronics Corp.                                   5,000   12,721

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    Shibusawa Warehouse Co., Ltd. (The)                            4,000 $ 12,131
    Shibuya Corp.                                                  1,300   26,197
    Shiga Bank, Ltd. (The)                                        31,000  173,956
    Shikibo, Ltd.                                                 25,000   34,502
    Shikoku Bank, Ltd. (The)                                      26,000   65,032
    Shikoku Chemicals Corp.                                        6,000   59,101
    Shima Seiki Manufacturing, Ltd.                                2,700   93,142
    Shimachu Co., Ltd.                                             8,600  210,378
    Shimizu Bank, Ltd. (The)                                       1,500   47,625
    Shin Nippon Air Technologies Co., Ltd.                         2,500   28,028
    Shinagawa Refractories Co., Ltd.                              10,000   25,225
    Shindengen Electric Manufacturing Co., Ltd.                    7,000   25,794
    Shinko Electric Industries Co., Ltd.                           9,900   74,941
    Shinko Plantech Co., Ltd.                                      5,700   40,814
    Shinmaywa Industries, Ltd.                                    20,000  187,035
    Shinnihon Corp.                                                5,400   41,632
    Shinsei Bank, Ltd.                                           236,000  405,905
    Shinsho Corp.                                                    600   13,019
    Shizuki Electric Co., Inc.                                     3,000   17,432
    Shizuoka Gas Co., Ltd.                                         8,500   55,169
    Shoei Foods Corp.                                              1,500   28,965
    Shofu, Inc.                                                      900   10,812
    Showa Aircraft Industry Co., Ltd.                              1,200   12,282
    Showa Denko K.K.                                              20,800  341,332
    Showa Sangyo Co., Ltd.                                         8,000   42,380
    Sinanen Holdings Co., Ltd.                                     1,400   27,293
    Sinfonia Technology Co., Ltd.                                 20,000   51,104
    Sinko Industries, Ltd.                                         2,100   26,231
    SKY Perfect JSAT Holdings, Inc.                               17,400   78,304
    SMK Corp.                                                      9,000   32,727
    Soda Nikka Co., Ltd.                                           3,400   15,350
    Sodick Co., Ltd.                                               5,900   51,532
    Sojitz Corp.                                                 194,500  501,308
    SPK Corp.                                                        600   13,245
    ST Corp.                                                       1,300   20,373
    Starzen Co., Ltd.                                              1,000   42,145
    Sugimoto & Co., Ltd.                                             900   12,358
    Suminoe Textile Co., Ltd.                                     12,000   29,079
    Sumitomo Bakelite Co., Ltd.                                   26,000  153,759
    Sumitomo Densetsu Co., Ltd.                                    2,600   29,488
    Sumitomo Forestry Co., Ltd.                                   15,800  217,345
    Sumitomo Heavy Industries, Ltd.                               70,000  481,277
    Sumitomo Osaka Cement Co., Ltd.                               46,000  185,229
    Sumitomo Precision Products Co., Ltd.                          6,000   18,658
    Sumitomo Riko Co., Ltd.                                        5,400   55,762
    Sumitomo Rubber Industries, Ltd.                              17,100  267,084
    Sumitomo Seika Chemicals Co., Ltd.                             1,400   58,272
    Sun Frontier Fudousan Co., Ltd.                                1,900   16,893
    Sun-Wa Technos Corp.                                           1,500   13,087
*   SWCC Showa Holdings Co., Ltd.                                 54,000   42,596
    T Hasegawa Co., Ltd.                                           2,800   47,704
    T RAD Co., Ltd.                                                8,000   20,501
    Tabuchi Electric Co., Ltd.                                     3,100   11,038

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    Tachi-S Co., Ltd.                                              3,500 $ 57,713
    Tachibana Eletech Co., Ltd.                                    2,600   31,320
    Tachikawa Corp.                                                1,500   12,333
    Tadano, Ltd.                                                  15,000  183,945
    Taihei Dengyo Kaisha, Ltd.                                     4,000   38,306
    Taiheiyo Cement Corp.                                        147,538  515,539
    Taiheiyo Kouhatsu, Inc.                                       15,000   13,796
    Taiho Kogyo Co., Ltd.                                          3,800   55,372
    Taikisha, Ltd.                                                 2,200   54,397
    Taiyo Yuden Co., Ltd.                                         15,600  190,263
    Takagi Securities Co., Ltd.                                    7,000   13,191
    Takaoka Toko Co., Ltd.                                         1,300   27,378
    Takara Standard Co., Ltd.                                      4,300   72,322
    Takasago International Corp.                                   1,300   34,791
    Takasago Thermal Engineering Co., Ltd.                         5,600   76,524
    Takashimaya Co., Ltd.                                         47,000  404,762
#*  Takata Corp.                                                   2,000    9,435
    Take And Give Needs Co., Ltd.                                  1,900   12,537
    Takeei Corp.                                                   2,300   20,848
    Takihyo Co., Ltd.                                              3,000   12,457
    Takiron Co., Ltd.                                              9,000   42,531
    Takisawa Machine Tool Co., Ltd.                                8,000   12,102
    Tamron Co., Ltd.                                               3,000   54,368
    Tamura Corp.                                                  11,000   42,044
    Tatsuta Electric Wire and Cable Co., Ltd.                      3,400   13,910
    Tayca Corp.                                                    7,000   44,005
    TBK Co., Ltd.                                                  4,700   20,507
    TECHNO ASSOCIE Co., Ltd.                                       1,200   11,601
    Techno Medica Co., Ltd.                                          800   14,690
    THK Co., Ltd.                                                 12,600  310,479
    TIS, Inc.                                                     11,000  249,242
    Toa Corp.(6894434)                                             2,500   22,768
    Toa Corp.(6894508)                                             4,300   68,175
    Toa Oil Co., Ltd.                                             10,000   13,375
    TOA ROAD Corp.                                                 9,000   27,176
    Toagosei Co., Ltd.                                            12,900  138,094
    Tocalo Co., Ltd.                                               1,700   38,627
    Tochigi Bank, Ltd. (The)                                      22,000  111,834
    Toda Corp.                                                    28,000  153,742
    Toda Kogyo Corp.                                               5,000   12,696
    Toei Co., Ltd.                                                 9,000   80,053
    Toenec Corp.                                                   9,000   44,290
    Togami Electric Manufacturing Co., Ltd.                        3,000   13,346
    Toho Bank, Ltd. (The)                                         36,000  135,263
    Toho Co., Ltd                                                    600   13,249
    Toho Holdings Co., Ltd.                                        6,900  148,864
    Toho Zinc Co., Ltd.                                           18,000   78,399
    Tohoku Bank, Ltd. (The)                                       12,000   16,550
    Tokai Carbon Co., Ltd.                                        34,000  122,228
    Tokai Corp.                                                      900   31,632
    Tokai Rika Co., Ltd.                                           6,300  125,385
    Tokai Tokyo Financial Holdings, Inc.                          25,800  143,282
    Tokushu Tokai Paper Co., Ltd.                                  1,400   49,739

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    Tokyo Century Corp.                                            3,900 $132,470
    Tokyo Dome Corp.                                               9,500   90,116
    Tokyo Electron Device, Ltd.                                    1,100   15,371
    Tokyo Energy & Systems, Inc.                                   5,000   44,574
    Tokyo Keiki, Inc.                                              6,000   13,473
    Tokyo Ohka Kogyo Co., Ltd.                                     4,600  164,347
    Tokyo Rakutenchi Co., Ltd.                                     4,000   18,608
    Tokyo Sangyo Co., Ltd.                                         4,000   16,527
    Tokyo Steel Manufacturing Co., Ltd.                            7,500   67,594
    Tokyo Tekko Co., Ltd.                                          9,000   38,217
    Tokyo TY Financial Group, Inc.                                 3,600  125,223
    Tokyotokeiba Co., Ltd.                                        13,000   30,198
    Tokyu Recreation Co., Ltd.                                     1,000    7,017
    Toli Corp.                                                     8,000   28,210
    Tomato Bank, Ltd.                                              1,000   13,954
    Tomoe Corp.                                                    6,700   21,507
    Tomoe Engineering Co., Ltd.                                      800   13,581
    Tomoku Co., Ltd.                                              11,000   32,643
    TOMONY Holdings, Inc.                                         25,500  135,707
    Tonami Holdings Co., Ltd.                                     12,000   38,038
    Toppan Forms Co., Ltd.                                         7,400   76,756
    Topre Corp.                                                      600   15,285
    Topy Industries, Ltd.                                          3,900  108,999
    Torex Semiconductor, Ltd.                                        800   11,605
    Torii Pharmaceutical Co., Ltd.                                 1,600   35,500
    Torishima Pump Manufacturing Co., Ltd.                         2,400   23,739
    Tosei Corp.                                                    4,300   29,040
    Toshiba Machine Co., Ltd.                                     15,000   65,316
    Toshiba Plant Systems & Services Corp.                         3,400   51,219
    Tosoh Corp.                                                   68,000  513,765
    Tottori Bank, Ltd. (The)                                         800   13,459
    Toukei Computer Co., Ltd.                                        400    7,777
    Towa Bank, Ltd. (The)                                         39,000   39,614
    Towa Corp.                                                     1,800   25,846
    Towa Pharmaceutical Co., Ltd.                                  1,200   46,894
    Toyo Construction Co., Ltd.                                   11,300   40,787
    Toyo Denki Seizo K.K.                                            800   11,731
    Toyo Engineering Corp.                                        19,000   50,656
    Toyo Ink SC Holdings Co., Ltd.                                24,000  117,145
    Toyo Kohan Co., Ltd.                                          15,400   55,932
    Toyo Machinery & Metal Co., Ltd.                               2,700   13,152
    Toyo Securities Co., Ltd.                                     10,000   23,582
    Toyo Seikan Group Holdings, Ltd.                              10,500  193,658
    Toyo Tanso Co., Ltd.                                           1,200   20,127
    Toyo Tire & Rubber Co., Ltd.                                  13,000  157,703
    Toyo Wharf & Warehouse Co., Ltd.                               8,000   13,165
    Toyobo Co., Ltd.                                             120,000  194,537
    Toyoda Gosei Co., Ltd.                                         8,300  199,937
    TPR Co., Ltd.                                                  1,200   34,209
    TS Tech Co., Ltd.                                              5,900  150,576
    Tsubakimoto Chain Co.                                         17,000  136,187
*   Tsudakoma Corp.                                                8,000   13,174
    Tsugami Corp.                                                  7,000   42,714

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
JAPAN -- (Continued)
    Tsukada Global Holdings, Inc.                                  1,800 $    10,379
    Tsukishima Kikai Co., Ltd.                                     2,800      30,060
    Tsukuba Bank, Ltd.                                            11,600      35,170
    Tsurumi Manufacturing Co., Ltd.                                2,300      31,764
    Tv Tokyo Holdings Corp.                                        1,500      30,729
*   U-Shin, Ltd.                                                   4,800      37,314
    UACJ Corp.                                                    34,000     106,891
    Ube Industries, Ltd.                                         147,000     353,444
    Uchida Yoko Co., Ltd.                                          2,200      47,491
    UKC Holdings Corp.                                             1,800      34,960
*   Uniden Holdings Corp.                                         11,000      16,155
    Union Tool Co.                                                   800      22,317
    Unipres Corp.                                                  5,800     122,367
    United Super Markets Holdings, Inc.                            5,800      50,702
    Unizo Holdings Co., Ltd.                                       2,300      65,418
    Ushio, Inc.                                                   12,300     156,123
    Vital KSK Holdings, Inc.                                       3,800      33,890
    Vitec Holdings Co., Ltd.                                       1,300      14,521
    Wacoal Holdings Corp.                                         15,000     181,777
    Wakachiku Construction Co., Ltd.                              12,000      16,142
    Wakita & Co., Ltd.                                             4,700      43,489
    Warabeya Nichiyo Holdings Co., Ltd.                            1,700      37,000
    Xebio Holdings Co., Ltd.                                       3,900      58,271
    Y A C Co., Ltd.                                                1,200      16,936
    Yahagi Construction Co., Ltd.                                  3,500      32,922
    YAMABIKO Corp.                                                 3,500      49,053
    Yamagata Bank, Ltd. (The)                                     21,000      89,857
    Yamaguchi Financial Group, Inc.                               31,428     342,413
    Yamaichi Electronics Co., Ltd.                                 2,000      22,994
    Yamanashi Chuo Bank, Ltd. (The)                               25,000     117,564
    Yamatane Corp.                                                 1,500      21,610
    Yamato Corp.                                                   2,100      10,034
    Yamazen Corp.                                                  3,900      33,368
    Yashima Denki Co., Ltd.                                        2,100      11,816
    Yellow Hat, Ltd.                                               1,700      38,936
    Yokogawa Bridge Holdings Corp.                                 5,800      73,832
    Yokohama Reito Co., Ltd.                                       9,700      88,588
    Yokohama Rubber Co., Ltd. (The)                               15,000     263,807
    Yokowo Co., Ltd.                                               1,600      15,435
    Yondenko Corp.                                                 3,000      11,822
    Yorozu Corp.                                                   3,600      50,028
    Yuasa Funashoku Co., Ltd.                                      5,000      13,466
    Yuasa Trading Co., Ltd.                                        2,200      59,473
    Yurtec Corp.                                                   9,000      65,621
    Yusen Logistics Co., Ltd.                                      2,500      24,836
    Yushiro Chemical Industry Co., Ltd.                              900      11,622
    Zeon Corp.                                                    21,000     240,981
                                                                         -----------
TOTAL JAPAN                                                               57,328,547
                                                                         -----------
MALAYSIA -- (0.8%)
#   Affin Holdings Bhd                                            23,100      12,724
    AirAsia Bhd                                                  175,800     101,199
*   AirAsia X Bhd                                                143,900      13,144

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
MALAYSIA -- (Continued)
    Alliance Financial Group Bhd                                 124,700 $105,880
    Allianz Malaysia Bhd                                           4,800   11,711
    AMMB Holdings Bhd                                            273,700  283,002
    Ann Joo Resources Bhd                                         35,700   19,264
    Batu Kawan Bhd                                                 2,800   11,947
    Berjaya Corp. Bhd                                            227,733   19,510
    BIMB Holdings Bhd                                             20,500   19,860
    Boustead Holdings Bhd                                        106,008   64,148
*   Bumi Armada Bhd                                              304,600   41,960
    Coastal Contracts Bhd                                         28,800    9,301
*   Dayang Enterprise Holdings Bhd                                53,900   13,033
    DRB-Hicom Bhd                                                155,700   41,141
#   Eastern & Oriental Bhd                                       106,878   40,533
*   Eco World Development Group Bhd                              174,100   57,397
#   Ekovest Bhd                                                   58,700   35,231
#   Evergreen Fibreboard Bhd                                      67,500   14,335
    Felda Global Ventures Holdings Bhd                           193,500   80,746
    Gadang Holdings Bhd                                           82,250   20,451
    Hock Seng LEE BHD                                             31,700   11,659
#   Hong Leong Financial Group Bhd                                20,710   68,658
    Insas Bhd                                                     80,200   14,497
    IOI Properties Group Bhd                                     189,800   91,693
*   JAKS Resources Bhd                                            41,600   12,112
#   Jaya Tiasa Holdings Bhd                                       70,100   21,688
    JCY International Bhd                                        117,100   16,397
    Kian JOO CAN Factory Bhd                                      15,800   10,705
#*  KNM Group Bhd                                                319,100   24,863
*   KSL Holdings Bhd                                             107,100   24,665
    LBS Bina Group Bhd                                            54,100   21,994
    Magnum Bhd                                                    48,100   23,350
    Mah Sing Group Bhd                                           174,200   58,561
    Malayan Flour Mills Bhd                                       57,300   18,346
    Malaysia Building Society Bhd                                193,500   48,060
    Malaysian Pacific Industries Bhd                              11,300   20,827
    Malaysian Resources Corp. Bhd                                104,700   33,807
    Matrix Concepts Holdings Bhd                                  19,300   10,498
    Media Prima Bhd                                              125,500   28,904
    Mega First Corp. Bhd                                          32,300   19,788
    Mitrajaya Holdings Bhd                                        56,300   16,150
    MKH Bhd                                                       33,400   22,319
    MMC Corp. Bhd                                                 92,500   48,767
    Muhibbah Engineering M Bhd                                    25,800   13,753
    Paramount Corp. Bhd                                           29,700   10,519
*   Parkson Holdings Bhd                                          70,140    9,977
    Pos Malaysia Bhd                                              33,100   30,066
    Protasco Bhd                                                  39,250   10,561
*   Sapurakencana Petroleum Bhd                                  529,500  205,715
    Sarawak Oil Palms Bhd                                         45,385   39,664
    Selangor Properties Bhd                                        9,400    9,452
    SP Setia Bhd Group                                            27,971   21,484
    Star Publications Group Bhd                                   19,500   10,126
*   Sumatec Resources Bhd                                        805,800   13,647
    Sunway Bhd                                                    72,600   49,790

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
MALAYSIA -- (Continued)
#   Supermax Corp. Bhd                                            43,100 $   20,318
    Ta Ann Holdings Bhd                                           24,840     22,879
    TA Enterprise Bhd                                            144,500     16,007
    Taliworks Corp. Bhd                                           31,200     10,324
    TDM Bhd                                                      101,100     17,809
    Tropicana Corp. Bhd                                           44,500     10,002
    UEM Sunrise Bhd                                              225,600     56,045
    UMW Holdings Bhd                                              62,600     79,838
#*  UMW Oil & Gas Corp. Bhd                                       84,300     13,323
    Unisem M Bhd                                                  56,700     32,264
#   UOA Development Bhd                                           54,800     30,028
    VS Industry Bhd                                               68,500     23,183
#   WCT Holdings Bhd                                             117,400     48,524
    Yinson Holdings Bhd                                           76,300     53,593
*   YNH Property Bhd                                              52,303     17,850
                                                                         ----------
TOTAL MALAYSIA                                                            2,561,566
                                                                         ----------
MEXICO -- (1.0%)
    Alfa S.A.B. de C.V. Class A                                  135,187    175,422
    Alpek S.A.B. de C.V.                                          51,802     59,618
*   Axtel S.A.B. de C.V.                                          70,700     12,510
    Banregio Grupo Financiero S.A.B. de C.V.                      28,003    154,669
    Bolsa Mexicana de Valores S.A.B. de C.V.                      60,300     82,121
*   Cemex S.A.B. de C.V.                                         905,938    837,146
    Consorcio ARA S.A.B. de C.V. Series *                         71,600     22,901
*   Corp. GEO S.A.B. de C.V. Series B                             26,337      5,380
    Credito Real S.A.B. de C.V. SOFOM ER                          24,453     34,768
    Gentera S.A.B. de C.V.                                        45,722     66,763
*   Grupo Aeromexico S.A.B. de C.V.                               36,762     68,470
    Grupo Comercial Chedraui S.A. de C.V.                         44,994     83,004
    Grupo Elektra S.A.B. de C.V.                                   6,443     83,111
*   Grupo Famsa S.A.B. de C.V. Class A                            16,635      5,552
    Grupo Financiero Interacciones SA de C.V. Class O             14,060     53,527
    Grupo Herdez S.A.B. de C.V. Series *                          29,287     52,034
    Grupo Industrial Saltillo S.A.B. de C.V.                       8,808     14,783
    Grupo Sanborns S.A.B. de C.V.                                 35,336     35,245
*   Grupo Simec S.A.B. de C.V. Series B                           14,163     65,343
*   Hoteles City Express S.A.B. de C.V.                           20,335     17,855
    Industrias Bachoco S.A.B. de C.V. Series B                    21,717     84,281
*   Industrias CH S.A.B. de C.V. Series B                         19,961    126,350
    Industrias Penoles S.A.B. de C.V.                             11,145    263,507
*   La Comer S.A.B. de C.V.                                       55,136     39,131
    Megacable Holdings S.A.B. de C.V.                             34,941    110,586
    Mexichem S.A.B. de C.V.                                      136,325    323,268
*   Minera Frisco S.A.B. de C.V. Class A1                         32,021     26,242
    OHL Mexico S.A.B. de C.V.                                    102,301     96,593
    Organizacion Cultiba S.A.B. de C.V.                           17,300     16,642
*   Organizacion Soriana S.A.B. de C.V. Class B                   33,451     70,580
    Qualitas Controladora S.A.B. de C.V.                          22,354     33,649
    Rassini S.A.B. de C.V.                                         2,902     10,707
    Rassini S.A.B. De C.V. Class A                                11,375     21,001
    TV Azteca S.A.B. de C.V.                                     199,909     31,827

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
MEXICO -- (Continued)
    Vitro S.A.B. de C.V. Series A                                12,298 $   38,333
                                                                        ----------
TOTAL MEXICO                                                             3,222,919
                                                                        ----------
NETHERLANDS -- (1.1%)
    Accell Group                                                  2,889     67,753
    APERAM SA                                                    14,890    704,200
    Arcadis NV                                                    6,186     84,114
    ASM International NV                                          7,352    362,481
    BinckBank NV                                                  9,282     53,200
    Boskalis Westminster                                         10,795    399,392
    Delta Lloyd NV                                               38,583    222,137
*   Fugro NV                                                      4,774     75,299
    Gemalto NV(B011JK4)                                           6,372    369,792
    Gemalto NV(B9MS8P5)                                           1,784    103,678
*   Heijmans NV                                                   4,859     32,373
    Hunter Douglas NV                                               616     38,603
    KAS Bank NV                                                   2,750     25,329
    Kendrion NV                                                   1,358     38,561
    Koninklijke BAM Groep NV                                     28,004    132,127
*   Ordina NV                                                    15,728     33,712
    Randstad Holding NV                                           1,440     83,778
    SBM Offshore NV                                              29,176    474,617
    Sligro Food Group NV                                          1,155     41,904
    Telegraaf Media Groep NV                                      2,312     14,824
*   TomTom NV                                                    14,726    134,994
    Van Lanschot NV                                               1,422     30,744
                                                                        ----------
TOTAL NETHERLANDS                                                        3,523,612
                                                                        ----------
NEW ZEALAND -- (0.4%)
    Air New Zealand, Ltd.                                        79,766    122,949
    Arvida Group, Ltd.                                            4,548      4,465
    Chorus, Ltd.                                                 33,110     98,500
    EBOS Group, Ltd.                                             12,383    153,471
    Heartland Bank, Ltd.                                         32,027     37,122
    Kathmandu Holdings, Ltd.                                     16,660     23,092
    Mainfreight, Ltd.                                             5,949     91,290
    Metlifecare, Ltd.                                            13,928     57,017
    Metro Performance Glass, Ltd.                                11,586     15,728
    New Zealand Oil & Gas, Ltd.                                  52,220     24,486
    New Zealand Refining Co., Ltd. (The)                         18,373     36,428
    NZME, Ltd.                                                   28,793     14,209
    PGG Wrightson, Ltd.                                          27,472     10,682
    Sanford, Ltd.                                                 7,981     41,519
    Scales Corp., Ltd.                                            6,153     15,347
    Skellerup Holdings, Ltd.                                     26,569     30,783
    SKY Network Television, Ltd.                                 36,905    125,632
    SKYCITY Entertainment Group, Ltd.                            38,749    107,401
    Steel & Tube Holdings, Ltd.                                   7,277     13,513
    Summerset Group Holdings, Ltd.                               19,648     71,385
    Tourism Holdings, Ltd.                                       15,938     45,746
    Tower, Ltd.                                                  20,066     12,068
    Trade Me Group, Ltd.                                         58,677    217,814

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
NEW ZEALAND -- (Continued)
    Warehouse Group, Ltd. (The)                                   13,394 $   25,765
                                                                         ----------
TOTAL NEW ZEALAND                                                         1,396,412
                                                                         ----------
NORWAY -- (1.0%)
    ABG Sundal Collier Holding ASA                                16,320     10,315
*   Akastor ASA                                                   32,353     57,954
    Aker ASA Class A                                               4,179    173,291
*   Aker Solutions ASA                                            24,083    129,863
    American Shipping Co. ASA                                      8,329     30,789
    Atea ASA                                                       4,794     46,656
    Austevoll Seafood ASA                                         15,622    144,492
    Avance Gas Holding, Ltd.                                       4,289     15,095
    Bonheur ASA                                                    3,949     39,750
    BW LPG, Ltd.                                                  11,168     56,944
*   BW Offshore, Ltd.                                             17,950     52,385
*   DNO ASA                                                       88,318     92,437
*   DOF ASA                                                      124,543     16,658
*   Fred Olsen Energy ASA                                          7,263     15,651
#   Frontline, Ltd.                                                7,111     49,163
    Grieg Seafood ASA                                              4,387     36,816
    Hoegh LNG Holdings Ltd                                         6,311     70,190
*   Kongsberg Automotive ASA                                      75,985     53,709
    Kongsberg Gruppen ASA                                          1,796     29,641
*   Kvaerner ASA                                                  31,342     41,263
    Ocean Yield ASA                                                7,604     57,645
*   Odfjell Drilling, Ltd.                                         6,000     11,420
#*  Petroleum Geo-Services ASA                                    45,402    150,885
*   Prosafe SE                                                     1,025      4,258
*   Q-Free ASA                                                     3,003      2,993
#*  REC Silicon ASA                                              331,659     51,909
#*  Seadrill, Ltd.                                                31,506     61,729
*   Solstad Offshore ASA                                           6,758      8,894
*   Songa Offshore                                                 4,178     16,109
    SpareBank 1 SMN                                                5,946     49,752
    SpareBank 1 SR-Bank ASA                                       16,778    124,747
    Stolt-Nielsen, Ltd.                                            4,606     69,578
*   Storebrand ASA                                                59,551    363,122
*   Subsea 7 SA                                                   45,313    616,601
    TGS Nopec Geophysical Co. ASA                                 13,500    324,128
*   Treasure ASA                                                  14,070     29,396
*   Wilh Wilhelmsen ASA                                            6,223     30,534
    Wilh Wilhelmsen Holding ASA Class A                            1,805     49,171
                                                                         ----------
TOTAL NORWAY                                                              3,185,933
                                                                         ----------
PHILIPPINES -- (0.3%)
    Alliance Global Group, Inc.                                  300,800     75,843
    Belle Corp.                                                  221,000     14,399
*   Bloomberry Resorts Corp.                                     162,000     25,219
    Cebu Air, Inc.                                                20,800     39,695
    China Banking Corp.                                           11,200      8,663
    Cosco Capital, Inc.                                          316,400     58,382
    East West Banking Corp.                                       52,800     21,158

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
PHILIPPINES -- (Continued)
    Energy Development Corp.                                       426,200 $   46,766
    Filinvest Land, Inc.                                         1,428,000     46,500
    First Philippine Holdings Corp.                                 37,740     53,849
    Lopez Holdings Corp.                                           459,100     73,062
*   Megawide Construction Corp.                                    123,000     36,975
    Megaworld Corp.                                              1,196,000     88,287
    Pepsi-Cola Products Philippines, Inc.                          178,000     11,703
    Petron Corp.                                                   324,100     60,507
    Philex Mining Corp.                                             90,300     16,767
    Philippine National Bank                                        35,300     38,670
    Phinma Energy Corp.                                            253,000     11,491
    RFM Corp.                                                      131,000     13,005
    Rizal Commercial Banking Corp.                                  18,900     13,739
    Robinsons Land Corp.                                            47,800     24,132
    Robinsons Retail Holdings, Inc.                                 39,750     63,119
    San Miguel Corp.                                                53,450    105,275
    Security Bank Corp.                                              4,360     18,691
*   SSI Group, Inc.                                                211,000     11,120
    Travellers International Hotel Group, Inc.                     211,000     13,854
    Union Bank of the Philippines                                   35,150     55,371
    Vista Land & Lifescapes, Inc.                                  853,600     87,001
                                                                           ----------
TOTAL PHILIPPINES                                                           1,133,243
                                                                           ----------
POLAND -- (0.3%)
    Agora SA                                                         3,492     11,719
    Asseco Poland SA                                                11,671    167,672
*   Boryszew SA                                                     15,012     42,570
    Ciech SA                                                         2,965     50,980
*   ComArch SA                                                         584     26,255
*   Emperia Holding SA                                                 805     13,766
*   Enea SA                                                         31,970     80,941
*   Getin Noble Bank SA                                             44,644     18,425
    Grupa Azoty SA                                                   1,217     20,878
*   Grupa Lotos SA                                                  14,449    136,168
*   Impexmetal SA                                                   22,502     22,378
*   Jastrzebska Spolka Weglowa SA                                    6,049    101,164
    Kernel Holding SA                                                6,884    137,148
*   Lubelski Wegiel Bogdanka SA                                      1,178     19,102
    Netia SA                                                        56,147     62,869
    Orbis SA                                                           651     11,912
    Pfleiderer Grajewo SA                                              800      8,930
*   PKP Cargo SA                                                     2,755     36,723
*   Polnord SA                                                       3,436      6,598
*   Stalexport Autostrady SA                                        12,436     12,894
    Stalprodukt SA                                                      95     14,107
*   Tauron Polska Energia SA                                       140,273    103,363
    Trakcja SA                                                       3,837     15,415
*   Vistula Group SA                                                28,150     22,910

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
POLAND -- (Continued)
    Warsaw Stock Exchange                                              370 $    4,124
                                                                           ----------
TOTAL POLAND                                                                1,149,011
                                                                           ----------
PORTUGAL -- (0.2%)
    Altri SGPS SA                                                    4,007     17,575
*   Banco BPI SA                                                    59,339     72,681
#*  Banco Comercial Portugues SA Class R                            38,053      6,453
    EDP Renovaveis SA                                               26,435    169,829
    Mota-Engil SGPS SA                                              21,037     36,582
    Navigator Co. SA (The)                                          10,377     37,794
    Semapa-Sociedade de Investimento e Gestao                        2,980     42,310
    Sonae Capital SGPS SA                                           15,124     11,280
    Sonae SGPS SA                                                  157,338    135,431
                                                                           ----------
TOTAL PORTUGAL                                                                529,935
                                                                           ----------
SINGAPORE -- (0.7%)
    Accordia Golf Trust                                             72,000     34,251
    Boustead Singapore, Ltd.                                        18,300     10,479
    Bukit Sembawang Estates, Ltd.                                   20,300     70,644
    Centurion Corp., Ltd.                                           33,600      8,443
    China Aviation Oil Singapore Corp., Ltd.                        10,400     11,191
    Chip Eng Seng Corp., Ltd.                                       72,300     34,027
#*  COSCO Corp. Singapore, Ltd.                                     82,000     16,291
    CSE Global, Ltd.                                                33,100     10,779
*   Ezion Holdings, Ltd.                                           275,460     80,482
#*  Ezra Holdings, Ltd.                                            522,200     17,748
    Far East Orchard, Ltd.                                          37,800     39,565
*   Food Empire Holdings, Ltd.                                      46,100     18,539
    Fragrance Group, Ltd.                                           90,400     11,233
    Frasers Centrepoint, Ltd.                                       29,600     33,103
    GSH Corp., Ltd.                                                 53,400     20,082
    GuocoLand, Ltd.                                                 31,600     41,144
    Ho Bee Land, Ltd.                                               50,700     80,060
    Hong Fok Corp., Ltd.                                            59,290     27,900
    Hong Leong Asia, Ltd.                                           16,500     10,558
    Hong Leong Finance, Ltd.                                         6,800     10,654
    Hotel Grand Central, Ltd.                                       21,600     21,308
    Hutchison Port Holdings Trust                                  682,300    290,199
    Hyflux, Ltd.                                                    66,200     24,394
    Indofood Agri Resources, Ltd.                                   72,700     27,646
*   KrisEnergy, Ltd.                                                76,100     10,277
    Lian Beng Group, Ltd.                                           28,800      9,474
    Mandarin Oriental International, Ltd.                            8,000     10,008
    Midas Holdings, Ltd.                                           229,800     37,452
*   Nam Cheong, Ltd.                                               135,500      5,403
#*  Noble Group, Ltd.                                            1,325,200    160,271
    OUE, Ltd.                                                       30,200     39,207
    Pacc Offshore Services Holdings, Ltd.                           41,200     10,740
*   Raffles Education Corp., Ltd.                                  105,800     14,545
    RHT Health Trust                                                62,200     40,569
*   Rowsley, Ltd.                                                  115,400      9,824
    SembCorp Industries, Ltd.                                       97,000    216,629

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
SINGAPORE -- (Continued)
    SembCorp Marine, Ltd.                                         42,100 $   44,544
    SHS Holdings, Ltd.                                            60,200      9,629
*   SIIC Environment Holdings, Ltd.                              135,000     56,125
    Sinarmas Land, Ltd.                                          120,100     38,262
#   Sino Grandness Food Industry Group, Ltd.                      60,300     11,143
    Stamford Land Corp., Ltd.                                     17,400      6,299
    Sunningdale Tech, Ltd.                                        16,960     13,511
*   Swiber Holdings, Ltd.                                         92,600      5,375
*   Tat Hong Holdings, Ltd.                                       50,300     12,877
    Tuan Sing Holdings, Ltd.                                     132,600     28,235
    UMS Holdings, Ltd.                                            35,000     15,365
    United Engineers, Ltd.                                        71,900    144,365
    United Industrial Corp., Ltd.                                 30,700     61,661
    UOB-Kay Hian Holdings, Ltd.                                   10,200      9,207
    UOL Group, Ltd.                                               63,900    289,408
    Venture Corp., Ltd.                                            1,600     11,574
    Wee Hur Holdings, Ltd.                                        60,800     10,590
    Wheelock Properties Singapore, Ltd.                           38,200     44,229
    Wing Tai Holdings, Ltd.                                       42,700     52,652
                                                                         ----------
TOTAL SINGAPORE                                                           2,380,170
                                                                         ----------
SOUTH AFRICA -- (2.1%)
    Adcock Ingram Holdings, Ltd.                                   5,786     22,126
    Adcorp Holdings, Ltd.                                         21,940     23,547
    Aeci, Ltd.                                                    22,266    170,157
    African Oxygen, Ltd.                                          14,955     21,262
    African Rainbow Minerals, Ltd.                                18,566    166,279
    Alexander Forbes Group Holdings, Ltd.                        104,133     54,950
*   Allied Electronics Corp., Ltd.                                 1,198        824
*   AngloGold Ashanti, Ltd. Sponsored ADR                         47,956    609,521
*   ArcelorMittal South Africa, Ltd.                              72,084     70,245
    Astral Foods, Ltd.                                             5,784     64,801
*   Aveng, Ltd.                                                   60,396     32,712
    Barloworld, Ltd.                                              38,005    312,480
    Blue Label Telecoms, Ltd.                                     67,074     91,362
    Caxton and CTP Publishers and Printers, Ltd.                   3,840      3,801
    Clover Industries, Ltd.                                       21,513     27,878
*   Consolidated Infrastructure Group, Ltd.                       13,876     23,651
    DataTec, Ltd.                                                 47,911    185,247
    Distell Group, Ltd.                                            1,465     16,322
    DRDGOLD, Ltd.                                                 29,527     16,629
    EOH Holdings, Ltd.                                             4,536     49,349
    Exxaro Resources, Ltd.                                        24,920    197,349
    Foschini Group, Ltd. (The)                                     7,326     87,616
    Gold Fields, Ltd. Sponsored ADR                              117,597    412,766
    Grand Parade Investments, Ltd.                                33,085      8,860
    Grindrod, Ltd.                                                89,727     94,164
    Group Five, Ltd.                                              22,334     39,951
    Harmony Gold Mining Co., Ltd.                                 11,394     28,711
    Harmony Gold Mining Co., Ltd. Sponsored ADR                   39,848    101,612
    Holdsport, Ltd.                                                3,511     15,888
    Hudaco Industries, Ltd.                                        3,361     28,374
*   Hulamin, Ltd.                                                 20,234     10,487

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
SOUTH AFRICA -- (Continued)
*   Impala Platinum Holdings, Ltd.                                95,741 $  381,548
    Imperial Holdings, Ltd.                                       27,601    342,685
    Investec, Ltd.                                                 5,036     35,595
    KAP Industrial Holdings, Ltd.                                169,433     98,098
*   Kumba Iron Ore, Ltd.                                           3,883     59,889
    Lewis Group, Ltd.                                             15,295     46,596
    Liberty Holdings, Ltd.                                        16,781    137,446
    Merafe Resources, Ltd.                                       210,616     30,467
    Metair Investments, Ltd.                                      30,843     50,752
    MMI Holdings, Ltd.                                           144,976    266,715
    Mpact, Ltd.                                                   26,848     58,892
    Murray & Roberts Holdings, Ltd.                               64,393     53,141
*   Nampak, Ltd.                                                  86,016    119,974
*   Northam Platinum, Ltd.                                        49,443    188,198
    Omnia Holdings, Ltd.                                          11,764    159,151
    Peregrine Holdings, Ltd.                                      24,237     53,468
    Pinnacle Holdings, Ltd.                                       17,463     24,078
*   PPC, Ltd.                                                    249,095    126,517
    Raubex Group, Ltd.                                            17,604     29,816
    RCL Foods, Ltd.                                               11,460     11,296
    Reunert, Ltd.                                                 26,839    136,685
*   Royal Bafokeng Platinum, Ltd.                                 12,134     34,407
    Santam, Ltd.                                                     690     12,345
    Sappi, Ltd.                                                   77,806    500,278
    Sibanye Gold, Ltd.                                            68,192    154,178
*   Super Group, Ltd.                                             52,921    143,751
    Telkom SA SOC, Ltd.                                           43,930    240,749
    Tongaat Hulett, Ltd.                                          16,724    166,374
    Transaction Capital, Ltd.                                     28,240     31,525
    Trencor, Ltd.                                                 18,666     51,934
    Tsogo Sun Holdings, Ltd.                                      23,481     46,078
    Wilson Bayly Holmes-Ovcon, Ltd.                                8,483     92,164
                                                                         ----------
TOTAL SOUTH AFRICA                                                        6,873,711
                                                                         ----------
SOUTH KOREA -- (4.5%)
*   Actoz Soft Co., Ltd.                                           1,531     20,699
*   AJ Rent A Car Co., Ltd.                                        2,448     18,716
    AK Holdings, Inc.                                                665     28,933
*   Amotech Co., Ltd.                                              1,619     32,819
    Anapass, Inc.                                                  2,017     23,646
    Asia Cement Co., Ltd.                                            286     18,051
    ASIA Holdings Co., Ltd.                                          180     15,148
*   Asia Paper Manufacturing Co., Ltd.                               872     15,025
*   Asiana Airlines, Inc.                                         15,989     57,557
    Autech Corp.                                                   2,921     23,566
    Binggrae Co., Ltd.                                               997     55,500
    BNK Financial Group, Inc.                                     43,403    318,552
*   Bohae Brewery Co., Ltd.                                       20,618     21,405
*   Bubang Co., Ltd.                                               6,098     22,781
    Busan City Gas Co., Ltd.                                         417     12,301
    BYC Co., Ltd.                                                     48     15,609
    Byucksan Corp.                                                 5,737     18,941
*   Capro Corp.                                                    5,965     42,374

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
SOUTH KOREA -- (Continued)
    Changhae Ethanol Co., Ltd.                                    1,227 $ 17,885
*   China Great Star International, Ltd.                          1,244    1,436
    Chinyang Holdings Corp.                                       5,979   16,153
    Chongkundang Holdings Corp.                                     301   15,321
    Chosun Refractories Co., Ltd.                                   264   19,640
    CJ Hellovision Co., Ltd.                                      4,375   34,585
    CJ O Shopping Co., Ltd.                                         464   64,166
    CKD Bio Corp.                                                   780   14,294
    Cosmax BTI, Inc.                                                379   10,607
    CS Wind Corp.                                                 1,031   14,537
    Dae Dong Industrial Co., Ltd.                                 1,833   10,898
    Dae Won Kang Up Co., Ltd.                                     3,375   12,542
    Daeduck Electronics Co.                                       5,565   39,707
    Daeduck GDS Co., Ltd.                                         4,401   50,738
    Daehan Steel Co., Ltd.                                        2,678   21,385
    Daelim B&Co Co., Ltd.                                         2,575   17,138
    Daelim Industrial Co., Ltd.                                   4,836  350,254
    Daeryuk Can Co., Ltd.                                         2,788   16,309
    Daesang Corp.                                                 2,758   59,830
    Daesang Holdings Co., Ltd.                                    1,861   16,078
*   Daewon Cable Co., Ltd.                                       14,140   14,977
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.           16,524   47,776
    Daewoong Co., Ltd.                                              424   15,022
    Daishin Securities Co., Ltd.                                  6,759   65,517
    Dayou Automotive Seat Technology Co., Ltd.                   14,013   18,620
    DGB Financial Group, Inc.                                    29,145  247,529
    Digital Power Communications Co., Ltd.                        4,510   13,640
    Dong Ah Tire & Rubber Co., Ltd.                               1,715   37,520
    Dong-A Socio Holdings Co., Ltd.                                 439   47,415
    Dong-A ST Co., Ltd.                                             470   35,800
    Dong-Il Corp.                                                   394   20,177
*   Dongbu Co., Ltd.                                             22,287   15,013
    Dongbu Insurance Co., Ltd.                                    6,227  317,274
*   Dongbu Securities Co., Ltd.                                   3,758   11,557
    Dongil Industries Co., Ltd.                                     228   15,684
    Dongkuk Industries Co., Ltd.                                  3,625   13,073
*   Dongkuk Steel Mill Co., Ltd.                                 10,163  106,858
    DONGKUK STRUCTURES & CONSTRUCTION Co., Ltd.                   3,652   16,742
    DONGSUNG Corp.                                                1,792    9,451
    Dongsung Finetec Co., Ltd.                                    2,245   13,337
    Dongwha Enterprise Co., Ltd.                                    565   15,910
    Dongwha Pharm Co., Ltd.                                       2,476   17,532
    Dongwon Development Co., Ltd.                                12,293   43,005
    Dongwon F&B Co., Ltd.                                           151   26,583
    Dongwon Industries Co., Ltd.                                    182   53,514
    Doosan Corp.                                                    349   31,564
*   Doosan Engine Co., Ltd.                                       4,222   11,784
*   Doosan Infracore Co., Ltd.                                    8,367   62,145
    DRB Holding Co., Ltd.                                         2,082   20,053
    DSR Wire Corp.                                                3,362   40,259
    DY Corp.                                                      2,973   18,756
    e Tec E&C, Ltd.                                                 158   17,525
    e-LITECOM Co., Ltd.                                           1,501   11,979

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
SOUTH KOREA -- (Continued)
    Eagon Industrial, Ltd.                                        1,585 $ 14,782
    Easy Bio, Inc.                                                4,688   23,818
    Elentec Co., Ltd.                                             4,044   20,004
*   EM-Tech Co., Ltd.                                             2,349   21,390
    Eugene Corp.                                                  5,400   21,920
*   Eugene Investment & Securities Co., Ltd.                     10,226   23,861
    Eusu Holdings Co., Ltd.                                       2,480   14,175
    EVERDIGM Corp.                                                1,537   14,734
    F&F Co., Ltd.                                                 1,301   20,570
*   FarmStory Co., Ltd.                                          13,834   16,843
*   Feelux Co., Ltd.                                              6,238   21,537
*   Gamevil, Inc.                                                   643   24,598
    GOLFZONYUWONHOLDINGS Co., Ltd.                                3,262   19,448
*   GS Global Corp.                                               6,392   19,099
    GS Holdings Corp.                                             7,295  321,218
    Gwangju Shinsegae Co., Ltd.                                      56   11,677
*   Halla Corp.                                                   2,965   10,684
    Halla Holdings Corp.                                          1,165   60,811
    Han Kuk Carbon Co., Ltd.                                      5,087   28,158
    Handok, Inc.                                                    864   16,640
    Handsome Co., Ltd.                                            2,241   60,003
    Hanil Cement Co., Ltd.                                          478   30,748
*   Hanjin Heavy Industries & Construction Co., Ltd.              7,176   18,536
*   Hanjin Heavy Industries & Construction Holdings Co., Ltd.     3,532   13,696
    Hanjin Kal Corp.                                              7,062   92,824
    Hanjin Transportation Co., Ltd.                               1,442   35,340
    Hankuk Paper Manufacturing Co., Ltd.                            784   21,369
*   Hanshin Construction                                          1,594   19,952
*   Hansol Holdings Co., Ltd.                                     6,936   36,800
*   Hansol HomeDeco Co., Ltd.                                     8,230   11,404
    Hansol Paper Co., Ltd.                                        2,443   43,015
*   Hansol Technics Co., Ltd.                                     1,825   24,657
    Hanwha Chemical Corp.                                        15,043  337,920
    Hanwha Corp.                                                  7,267  220,525
    Hanwha General Insurance Co., Ltd.                            6,535   38,965
*   Hanwha Investment & Securities Co., Ltd.                     27,317   55,553
    Hanyang Eng Co., Ltd.                                         3,073   27,839
    Harim Co., Ltd.                                               5,009   21,028
    Harim Holdings Co., Ltd.                                      5,448   18,687
    Heung-A Shipping Co., Ltd.                                   16,662   23,846
    Hitejinro Holdings Co., Ltd.                                  1,504   14,209
    HMC Investment Securities Co., Ltd.                           4,374   37,642
    HS R&A Co., Ltd.                                                629   17,813
    Humax Co., Ltd.                                               2,411   25,422
    Huons Global Co., Ltd.                                          889   20,656
    Huvis Corp.                                                   1,039    7,214
    Hwa Shin Co., Ltd.                                            3,479   20,453
    Hwangkum Steel & Technology Co., Ltd.                         2,211   16,622
    HwaSung Industrial Co., Ltd.                                  1,115   12,383
    Hy-Lok Corp.                                                  1,190   20,243
    Hyosung Corp.                                                 3,099  361,271
*   Hyundai BNG Steel Co., Ltd.                                     909   10,365
    Hyundai C&F, Inc.                                                 1       10

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
SOUTH KOREA -- (Continued)
    Hyundai Corp.                                                 1,315 $ 24,660
    Hyundai Department Store Co., Ltd.                            2,556  211,448
    Hyundai Engineering & Construction Co., Ltd.                 11,140  398,767
    Hyundai Engineering Plastics Co., Ltd.                        2,556   18,392
    Hyundai Hy Communications & Networks Co., Ltd.                7,263   24,464
    Hyundai Marine & Fire Insurance Co., Ltd.                     9,982  258,706
    Hyundai Wia Corp.                                             2,777  154,564
*   IHQ, Inc.                                                    14,886   23,827
    Iljin Electric Co., Ltd.                                      2,455    9,759
    Iljin Holdings Co., Ltd.                                      3,429   16,333
    Ilshin Spinning Co., Ltd.                                       195   20,011
    iMarketKorea, Inc.                                            2,293   20,597
*   Insun ENT Co., Ltd.                                           4,199   23,465
    Intelligent Digital Integrated Security Co., Ltd.             1,158    9,530
    Interpark Holdings Corp.                                     10,966   44,635
    ISU Chemical Co., Ltd.                                        1,279   17,403
    IsuPetasys Co., Ltd.                                          5,166   22,435
    JB Financial Group Co., Ltd.                                 13,719   66,143
    KAON Media Co., Ltd.                                          1,968   17,509
    KB Capital Co., Ltd.                                          1,258   26,324
    KB Financial Group, Inc.                                         --       14
    KB Insurance Co., Ltd.                                        6,873  145,653
    KC Green Holdings Co., Ltd.                                   1,848   12,054
*   KCC Engineering & Construction Co., Ltd.                      1,945   14,691
    Keyang Electric Machinery Co., Ltd.                           5,858   25,697
    KG Chemical Corp.                                             1,692   20,479
    KG Eco Technology Service Co., Ltd.                           6,425   19,038
    KH Vatec Co., Ltd.                                            1,669   18,757
    KISCO Corp.                                                     486   14,963
    KISCO Holdings Co., Ltd.                                        274   14,148
    KISWIRE, Ltd.                                                 1,003   34,749
    KIWOOM Securities Co., Ltd.                                   1,653  103,440
*   KleanNara Co., Ltd.                                           4,228   21,258
    Kodaco Co., Ltd.                                              9,455   24,679
    Kolon Corp.                                                   1,047   50,136
    Kolon Global Corp.                                              710    8,044
    Kolon Industries, Inc.                                        2,411  154,090
    KONA I Co., Ltd.                                              3,068   26,973
    Korea Cast Iron Pipe Industries Co., Ltd.                     2,203   18,542
    Korea Circuit Co., Ltd.                                       1,872   21,975
    Korea Electric Terminal Co., Ltd.                               632   39,176
    Korea Investment Holdings Co., Ltd.                           6,235  250,067
*   Korea Line Corp.                                              2,607   40,952
    Korea Petrochemical Ind Co., Ltd.                               499  115,791
*   Korean Air Lines Co., Ltd.                                    5,267  119,716
    Korean Reinsurance Co.                                       15,654  146,282
    Kortek Corp.                                                  2,019   24,691
    KPX Chemical Co., Ltd.                                          288   15,609
    KSS LINE, Ltd.                                                2,670   20,107
*   KT Hitel Co., Ltd.                                            2,856   17,394
*   KTB Investment & Securities Co., Ltd.                        11,121   30,375
    Kukdo Chemical Co., Ltd.                                        389   17,488
*   Kumho Industrial Co., Ltd.                                    2,460   19,932

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
SOUTH KOREA -- (Continued)
    Kumho Petrochemical Co., Ltd.                                 1,518 $107,591
*   Kumho Tire Co., Inc.                                         10,464   73,612
    Kumkang Kind Co., Ltd.                                          610   19,835
    Kwang Dong Pharmaceutical Co., Ltd.                           3,842   27,399
*   Kwang Myung Electric Co., Ltd.                               11,132   28,234
    Kwangju Bank                                                  4,097   37,298
    Kyobo Securities Co., Ltd.                                    6,572   46,204
    Kyung-In Synthetic Corp.                                      2,605   11,024
    Kyungbang, Ltd.                                                 830   10,251
    Kyungchang Industrial Co., Ltd.                               2,837   11,968
    Kyungdong Pharm Co., Ltd.                                     1,159   17,524
    LEADCORP, Inc. (The)                                          1,341    7,658
    LF Corp.                                                      2,992   55,155
    LG Hausys, Ltd.                                                 828   69,527
    LG Innotek Co., Ltd.                                          2,076  177,256
    LG International Corp.                                        3,456   96,168
    LG Uplus Corp.                                               28,591  280,833
    Lock&Lock Co., Ltd.                                           2,151   25,374
    Lotte Chilsung Beverage Co., Ltd.                               104  129,813
    LOTTE Fine Chemical Co., Ltd.                                 2,486   65,657
    Lotte Food Co., Ltd.                                             81   43,858
    LOTTE Himart Co., Ltd.                                        1,394   50,347
*   Lotte Non-Life Insurance Co., Ltd.                            9,355   19,479
    LS Corp.                                                      2,748  148,546
    LS Industrial Systems Co., Ltd.                               2,433   88,497
*   Lumens Co., Ltd.                                              6,649   22,167
    Maeil Dairy Industry Co., Ltd.                                1,109   39,788
    Mando Corp.                                                     828  178,176
    MegaStudy Co., Ltd.                                             162    4,820
    Meritz Financial Group, Inc.                                  6,147   57,990
    Meritz Fire & Marine Insurance Co., Ltd.                      8,660  112,192
    Meritz Securities Co., Ltd.                                  36,213  112,615
    Mi Chang Oil Industrial Co., Ltd.                               239   19,132
    Mirae Asset Daewoo Co., Ltd.                                 28,181  213,812
    Mirae Asset Life Insurance Co., Ltd.                          8,763   44,639
    MK Electron Co., Ltd.                                         2,558   22,753
    Moorim P&P Co., Ltd.                                          1,906    6,473
    Muhak Co., Ltd.                                               1,322   26,055
    Namhae Chemical Corp.                                         2,942   21,920
*   Namsun Aluminum Co., Ltd.                                    20,720   22,668
    Namyang Dairy Products Co., Ltd.                                 49   30,868
*   Neowiz Games Corp.                                            2,253   20,745
    NEPES Corp.                                                   3,642   31,900
    Nexen Corp.                                                   2,860   19,771
    Nexen Tire Corp.                                              5,166   58,533
    NH Investment & Securities Co., Ltd.                         23,875  235,013
    NICE Holdings Co., Ltd.                                       2,721   39,606
    Nong Shim Holdings Co., Ltd.                                    228   21,377
*   Nong Woo Bio Co., Ltd.                                        1,968   26,107
    NOROO Paint & Coatings Co., Ltd.                              2,353   16,283
    NS Shopping Co., Ltd.                                           193   24,975
*   OCI Co., Ltd.                                                 2,805  207,464
*   Pan Ocean Co., Ltd.                                          12,173   40,300

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
SOUTH KOREA -- (Continued)
    Paradise Co., Ltd.                                            4,591 $ 52,898
    Partron Co., Ltd.                                             3,821   36,454
*   Paru Co., Ltd.                                                6,180   19,961
    POSCO Chemtech Co., Ltd.                                      2,120   22,107
    POSCO Coated & Color Steel Co., Ltd.                            534   13,222
    Posco Daewoo Corp.                                            4,008   87,946
*   Power Logics Co., Ltd.                                        6,041   23,005
    PSK, Inc.                                                     1,920   23,279
    Pyeong Hwa Automotive Co., Ltd.                               2,380   27,632
    RFTech Co., Ltd.                                              2,522   13,194
    S&T Dynamics Co., Ltd.                                        1,954   15,113
    S&T Holdings Co., Ltd.                                        1,872   27,148
    S&T Motiv Co., Ltd.                                           1,605   62,882
*   Sajo Industries Co., Ltd.                                       398   22,480
    SAMHWA Paints Industrial Co., Ltd.                            1,801   13,177
*   Samji Electronics Co., Ltd.                                   2,577   18,300
    Samkwang Glass                                                  234   13,667
    Sammok S-Form Co., Ltd.                                       1,638   19,865
    Samsung Securities Co., Ltd.                                  9,243  258,076
*   SAMT Co., Ltd.                                                8,669   14,451
    Samyang Corp.                                                   301   24,835
    Samyang Holdings Corp.                                          613   54,106
    Samyang Tongsang Co., Ltd.                                      466   20,452
    Sangsin Brake                                                 2,584   14,263
    SBS Contents Hub Co., Ltd.                                    1,389    9,720
    SBS Media Holdings Co., Ltd.                                  7,692   17,513
    Seah Besteel Corp.                                            2,858   61,239
    SeAH Steel Corp.                                                584   54,391
    Sebang Co., Ltd.                                              2,364   30,012
    Sebang Global Battery Co., Ltd.                               1,125   33,537
    Sejong Industrial Co., Ltd.                                     985    8,460
    Sekonix Co., Ltd.                                             2,060   28,405
    Sempio Co.                                                      263    8,305
*   Sempio Foods Co.                                                557   14,856
    Seohan Co., Ltd.                                              8,165   15,055
*   Seohee Construction Co., Ltd.                                28,436   32,261
    Seoul Semiconductor Co., Ltd.                                 4,401   57,587
    Seoyon Co., Ltd.                                              1,670   15,858
*   SFA Semicon Co, Ltd.                                         10,919   24,707
*   Shin Poong Pharmaceutical Co., Ltd.                           2,019    9,550
    Shinsegae Engineering & Construction Co., Ltd.                  576   19,785
    Shinsegae Information & Communication Co., Ltd.                 224   13,533
    Shinsegae International, Inc.                                   261   13,825
#   Shinsegae, Inc.                                               1,285  194,584
*   Shinwha Intertek Corp.                                        5,026   18,133
    Silicon Works Co., Ltd.                                       1,092   29,980
    SK Gas, Ltd.                                                    663   61,605
    SK Networks Co., Ltd.                                        21,936  124,943
    SKC Co., Ltd.                                                 3,791  101,409
    SL Corp.                                                      1,669   33,510
    Songwon Industrial Co., Ltd.                                  2,765   38,930
*   Ssangyong Cement Industrial Co., Ltd.                         2,559   31,292
    Sung Bo Chemicals Co., Ltd.                                   3,534   17,698

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
SOUTH KOREA -- (Continued)
    Sung Kwang Bend Co., Ltd.                                      2,928 $    27,226
    Sungchang Enterprise Holdings, Ltd.                            7,035      18,742
*   Sungshin Cement Co., Ltd.                                      2,254      13,334
    Sungwoo Hitech Co., Ltd.                                       7,474      47,697
    Taekwang Industrial Co., Ltd.                                     58      49,650
*   Taewoong Co., Ltd.                                             1,161      22,248
*   Taeyoung Engineering & Construction Co., Ltd.                  5,609      25,306
*   TBH Global Co., Ltd.                                           2,501      19,808
    TK Corp.                                                       2,371      19,696
*   Tongyang Cement & Energy Corp.                                 3,745       9,984
    Tongyang Life Insurance Co., Ltd.                              6,508      59,291
    Tongyang, Inc.                                                15,162      37,028
    Top Engineering Co., Ltd.                                      3,622      21,684
    Tovis Co., Ltd.                                                3,257      22,857
    TS Corp.                                                         620      12,248
    Ubiquoss, Inc.                                                 2,129      21,502
    Uju Electronics Co., Ltd.                                        841      12,782
    Unid Co., Ltd.                                                   692      26,538
    Whanin Pharmaceutical Co., Ltd.                                1,747      22,561
    WillBes & Co. (The)                                            9,359      27,358
*   Wonik Holdings Co., Ltd.                                       5,028      26,311
*   Woongjin Co., Ltd.                                            12,662      27,078
*   Woongjin Thinkbig Co., Ltd.                                    2,729      22,014
    Y G-1 Co., Ltd.                                                3,685      29,348
    YESCO Co., Ltd.                                                  680      21,298
    Youlchon Chemical Co., Ltd.                                    2,408      28,187
    Young Poong Corp.                                                 57      53,720
    Youngone Holdings Co., Ltd.                                      806      39,788
*   Yuanta Securities Korea Co., Ltd.                             13,268      38,636
                                                                         -----------
TOTAL SOUTH KOREA                                                         14,627,992
                                                                         -----------
SPAIN -- (1.4%)
    Acciona SA                                                     4,832     374,859
    Acerinox SA                                                   15,801     217,291
    Almirall SA                                                    7,409     119,430
    Applus Services SA                                            13,807     157,815
    Azkoyen SA                                                     1,280      10,851
    Banco de Sabadell SA                                         821,229   1,239,823
    Banco Popular Espanol SA                                     164,209     170,036
    Bankia SA                                                     21,381      22,603
    Bankinter SA                                                   5,816      46,813
*   Baron de Ley                                                     359      42,425
*   Cementos Portland Valderrivas SA                               3,031      19,511
    Construcciones y Auxiliar de Ferrocarriles SA                  2,720     110,453
*   Deoleo SA                                                     72,355      20,749
    Ebro Foods SA                                                 10,660     220,005
*   eDreams ODIGEO SA                                             10,318      35,040
    Elecnor SA                                                     4,270      42,824
    Enagas SA                                                      3,792      93,129
    Ence Energia y Celulosa SA                                    28,711      76,635
*   Ercros SA                                                     22,936      53,884
    Euskaltel SA                                                   7,803      72,036
    Fluidra SA                                                     8,053      37,980

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
SPAIN -- (Continued)
    Grupo Catalana Occidente SA                                    5,810 $  189,404
    Iberpapel Gestion SA                                           1,348     37,727
*   Liberbank SA                                                  43,027     47,759
    Mapfre SA                                                    168,927    512,195
    Melia Hotels International SA                                 11,148    143,362
    Miquel y Costas & Miquel SA                                    1,808     47,953
*   NH Hotel Group SA                                             29,555    130,787
#   Obrascon Huarte Lain SA                                       19,302     65,560
    Papeles y Cartones de Europa SA                                8,250     49,806
*   Quabit Inmobiliaria SA                                         6,500     16,987
*   Sacyr SA                                                      58,428    152,161
    Tecnocom Telecomunicaciones y Energia SA                       4,452     20,714
    Tubacex SA                                                    23,482     73,443
*   Tubos Reunidos SA                                             13,634     13,558
*   Vocento SA                                                     8,686     12,023
                                                                         ----------
TOTAL SPAIN                                                               4,697,631
                                                                         ----------
SWEDEN -- (1.9%)
    AAK AB                                                         2,293    152,274
    Acando AB                                                     13,144     44,160
    AF AB Class B                                                  7,128    142,358
    B&B Tools AB Class B                                           3,637     83,320
*   BE Group AB                                                    1,919     11,263
    Beijer Alma AB                                                 2,676     74,970
    Beijer Electronics AB                                            915      4,078
    Beijer Ref AB                                                  3,801     92,102
    Betsson AB                                                    12,691    109,245
    BillerudKorsnas AB                                            23,421    390,196
    Biotage AB                                                     6,505     34,336
    Bjorn Borg AB                                                  2,840     11,037
*   Bonava AB                                                      1,883     28,887
*   Bonava AB Class B                                              6,493     99,969
    Bulten AB                                                      3,216     34,182
    Byggmax Group AB                                               6,821     46,262
    Catena AB                                                        706     10,712
    Cavotec SA                                                     3,092      7,462
    Clas Ohlson AB Class B                                         1,503     23,712
    Cloetta AB Class B                                            33,175    111,889
    Com Hem Holding AB                                            13,024    136,642
    Concordia Maritime AB Class B                                  6,501     10,664
*   Doro AB                                                        2,061     12,367
    Duni AB                                                        4,519     64,633
    Dustin Group AB                                                4,759     35,997
    Elanders AB Class B                                            1,277     15,380
    Eltel AB                                                       3,855     21,801
    Enea AB                                                        1,237     13,745
    Getinge AB Class B                                            15,264    246,591
    Granges AB                                                     9,923    110,156
    Gunnebo AB                                                     4,292     20,441
    Haldex AB                                                      8,793    119,627
    Hexpol AB                                                      3,973     38,479
    Holmen AB Class B                                              9,932    363,396
    Husqvarna AB Class B                                          15,138    126,786

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
SWEDEN -- (Continued)
    Inwido AB                                                     7,483 $   80,524
    JM AB                                                         8,013    241,632
    KappAhl AB                                                    8,780     52,527
    KNOW IT AB                                                    3,970     39,201
    Lindab International AB                                      11,150     96,920
    Loomis AB Class B                                             7,665    224,337
*   Medivir AB Class B                                            5,045     50,373
    Mekonomen AB                                                  3,222     68,877
    Modern Times Group MTG AB Class B                             5,479    168,874
    MQ Holding AB                                                 3,386     13,460
    NCC AB Class B                                                6,493    159,691
    Nederman Holding AB                                             309      7,363
*   Net Insight AB Class B                                       47,679     45,230
    New Wave Group AB Class B                                     8,555     53,278
    Nobia AB                                                     11,628    104,551
    Nolato AB Class B                                             2,774     82,201
    Opus Group AB                                                30,523     27,255
    Peab AB                                                      21,686    177,672
    Pricer AB Class B                                            29,801     35,868
    Proact IT Group AB                                              314      5,610
*   Qliro Group AB                                               10,081     12,582
    Ratos AB Class B                                             26,590    143,382
    Recipharm AB Class B                                          4,548     64,841
    Rezidor Hotel Group AB                                       11,618     46,993
    Rottneros AB                                                 11,881     10,740
    Saab AB Class B                                               1,847     75,428
    Scandi Standard AB                                            4,094     26,221
    Semcon AB                                                     2,598     14,321
    SkiStar AB                                                    2,475     43,587
*   SSAB AB Class A                                              29,202    120,033
*   SSAB AB Class B(B17H3F6)                                     68,427    230,655
*   SSAB AB Class B(BPRBWM6)                                     38,696    130,418
    Sweco AB Class B                                              2,610     57,605
    Swedol AB Class B                                             4,974     14,181
    Systemair AB                                                  1,629     23,565
    Tele2 AB Class B                                             49,892    439,880
    Thule Group AB (The)                                          8,221    133,369
    Transcom Worldwide AB                                         2,887     28,895
                                                                        ----------
TOTAL SWEDEN                                                             6,201,259
                                                                        ----------
SWITZERLAND -- (3.2%)
    Allreal Holding AG                                            2,159    327,911
*   Alpiq Holding AG                                                471     39,522
    ALSO Holding AG                                                 549     54,676
*   Arbonia AG                                                    1,885     32,489
    Aryzta AG                                                     9,757    268,758
    Bachem Holding AG Class B                                       201     22,196
    Baloise Holding AG                                            6,236    802,965
    Bank Coop AG                                                    772     33,768
    Banque Cantonale de Geneve                                      145     43,394
    Banque Cantonale Vaudoise                                       391    267,096
    Bell AG                                                         140     58,957
    Bellevue Group AG                                             1,424     24,770

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
SWITZERLAND -- (Continued)
    Berner Kantonalbank AG                                          384 $   70,861
    Bobst Group SA                                                1,584    115,660
    Bucher Industries AG                                            830    225,261
    Calida Holding AG                                               590     22,144
    Carlo Gavazzi Holding AG                                         56     14,799
    Cembra Money Bank AG                                          1,870    141,193
    Cham Paper Holding AG                                            85     28,254
*   Cicor Technologies                                              389     13,414
    Cie Financiere Tradition SA                                     306     24,898
    Clariant AG                                                  27,228    510,287
    Conzzeta AG                                                     150    120,340
*   Dufry AG                                                      4,813    687,087
    EFG International AG                                         12,427     75,435
    Emmi AG                                                         296    185,564
    Energiedienst Holding AG                                      1,822     47,673
    Feintool International Holding AG                               230     29,155
    Flughafen Zuerich AG                                          2,665    524,098
    GAM Holding AG                                               21,182    216,139
    Gurit Holding AG                                                 73     56,566
    Helvetia Holding AG                                           1,207    683,008
    HOCHDORF Holding AG                                             166     50,964
    Huber & Suhner AG                                             1,240     77,247
    Implenia AG                                                   1,931    144,548
    Intershop Holding AG                                             34     17,214
    Jungfraubahn Holding AG                                         535     52,351
    Komax Holding AG                                                467    122,522
    Kudelski SA                                                   5,256     96,293
*   Lastminute.com NV                                               300      4,432
    Liechtensteinische Landesbank AG                              1,644     74,444
    Luzerner Kantonalbank AG                                        390    161,495
    MCH Group AG                                                    389     27,933
    Metall Zug AG Class B                                            30    107,819
    Mobimo Holding AG                                               824    215,763
*   Orascom Development Holding AG                                1,150      5,815
    Orior AG                                                        788     63,852
    Phoenix Mecano AG                                                76     38,346
    Plazza AG                                                       166     37,387
    Rieter Holding AG                                               445     84,471
    Romande Energie Holding SA                                       55     69,965
*   Schmolz + Bickenbach AG                                      73,016     48,808
    Schweiter Technologies AG                                       125    140,959
    SFS Group AG                                                  2,136    187,903
    Siegfried Holding AG                                            505    109,958
    St Galler Kantonalbank AG                                       325    131,565
    Sulzer AG                                                     1,725    195,232
    Swiss Life Holding AG                                         4,696  1,425,646
    Swissquote Group Holding SA                                   1,337     32,766
    Tamedia AG                                                      380     56,944
    Thurgauer Kantonalbank                                          257     23,176
    Valiant Holding AG                                            2,139    227,409
    Valora Holding AG                                               475    158,994
    Vaudoise Assurances Holding SA                                  165     82,035
    Vetropack Holding AG                                             25     47,118

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
SWITZERLAND -- (Continued)
    Vontobel Holding AG                                            2,935 $   164,337
    VP Bank AG                                                       380      41,584
    Walliser Kantonalbank                                            907      70,767
*   Zehnder Group AG                                               1,438      48,055
    Zug Estates Holding AG Class B                                    24      40,343
                                                                         -----------
TOTAL SWITZERLAND                                                         10,454,798
                                                                         -----------
TAIWAN -- (4.5%)
    Ability Enterprise Co., Ltd.                                  49,790      26,958
    AcBel Polytech, Inc.                                          45,000      33,959
    Acer, Inc.                                                   499,000     230,430
    ACES Electronic Co., Ltd.                                     18,000      14,345
    Achem Technology Corp.                                        40,000      14,714
    Acter Co., Ltd.                                                7,000      20,900
    Advanced International Multitech Co., Ltd.                    32,000      26,594
*   AGV Products Corp.                                            64,960      15,281
    Alpha Networks, Inc.                                          54,000      34,344
    Altek Corp.                                                   30,000      23,346
    Ambassador Hotel (The)                                        32,000      23,954
*   APCB, Inc.                                                    39,000      33,838
    Apex International Co., Ltd.                                   6,000       5,891
    Arcadyan Technology Corp.                                     21,000      41,177
    Ardentec Corp.                                                43,430      32,379
    Asia Cement Corp.                                            287,000     246,030
*   Asia Optical Co., Inc.                                        52,000      66,679
    Asia Plastic Recycling Holding, Ltd.                          33,660      18,714
    Asia Vital Components Co., Ltd.                               35,000      27,672
    Audix Corp.                                                   16,000      18,068
    AVY Precision Technology, Inc.                                14,000      21,361
    Bank of Kaohsiung Co., Ltd.                                   69,432      20,525
    BenQ Materials Corp.                                          41,000      18,778
    BES Engineering Corp.                                        225,000      44,819
    Capital Securities Corp.                                     315,000      90,533
    Career Technology MFG. Co., Ltd.                              33,000      18,660
    Casetek Holdings, Ltd.                                        15,000      46,134
    Cathay Real Estate Development Co., Ltd.                     103,600      61,732
    Chailease Holding Co., Ltd.                                   98,000     175,313
    Charoen Pokphand Enterprise                                   40,000      59,585
    CHC Healthcare Group                                           9,000      12,130
    Cheng Loong Corp.                                            153,000      70,375
    Cheng Uei Precision Industry Co., Ltd.                        67,000      78,273
    Chimei Materials Technology Corp.                             41,000      17,969
    Chin-Poon Industrial Co., Ltd.                                40,000      79,438
    China Airlines, Ltd.                                         462,000     138,777
    China Bills Finance Corp.                                    147,000      61,721
    China Chemical & Pharmaceutical Co., Ltd.                     31,000      17,901
*   China Electric Manufacturing Corp.                            61,000      14,957
    China General Plastics Corp.                                  53,040      40,933
    China Life Insurance Co., Ltd.                               142,240     139,207
    China Metal Products                                          53,000      53,255
    China Steel Structure Co., Ltd.                               24,000      16,434
    China Synthetic Rubber Corp.                                  61,000      55,524
    Chinese Maritime Transport, Ltd.                              17,710      15,837

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
TAIWAN -- (Continued)
    Chipbond Technology Corp.                                     71,000 $102,885
    ChipMOS TECHNOLOGIES, Inc.                                    21,000   16,606
    Chong Hong Construction Co., Ltd.                             17,000   35,268
    Chun Yuan Steel                                              104,000   39,699
*   Chung Hung Steel Corp.                                        97,000   33,150
    Chung Hwa Pulp Corp.                                          55,015   17,391
    Chung-Hsin Electric & Machinery Manufacturing Corp.           66,000   43,979
    Clevo Co.                                                     71,000   62,525
*   CMC Magnetics Corp.                                          321,000   36,440
    Compal Electronics, Inc.                                     673,000  406,056
    Compeq Manufacturing Co., Ltd.                               164,000   87,295
    Concord Securities Co., Ltd.                                  49,000    9,852
    Continental Holdings Corp.                                    45,000   15,220
    Coretronic Corp.                                              75,000   82,063
    Coxon Precise Industrial Co., Ltd.                            15,000   14,744
    CSBC Corp. Taiwan                                             33,000   14,607
    CyberTAN Technology, Inc.                                     49,000   29,970
    D-Link Corp.                                                  95,000   31,586
    DA CIN Construction Co., Ltd.                                 37,000   22,871
*   Danen Technology Corp.                                        74,000   17,082
    Darfon Electronics Corp.                                      31,000   19,904
    Darwin Precisions Corp.                                       50,000   20,454
    Depo Auto Parts Ind Co., Ltd.                                 14,000   37,315
    Dimerco Express Corp.                                         19,000   13,305
    Dynapack International Technology Corp.                       14,000   16,481
    E Ink Holdings, Inc.                                         141,000  111,533
*   Eastern Media International Corp.                             64,000   15,154
    Elite Semiconductor Memory Technology, Inc.                   30,000   32,032
    Elitegroup Computer Systems Co., Ltd.                         67,000   40,248
    ENG Electric Co., Ltd.                                        38,000   20,743
    EnTie Commercial Bank Co., Ltd.                              110,000   47,609
*   Epistar Corp.                                                166,000  125,210
    Eva Airways Corp.                                            292,400  141,218
    Everest Textile Co., Ltd.                                     42,000   22,827
    Evergreen International Storage & Transport Corp.             93,000   43,669
    Everlight Chemical Industrial Corp.                           51,450   33,005
    Everlight Electronics Co., Ltd.                               47,000   73,527
    Excelsior Medical Co., Ltd.                                   15,000   21,594
    Far Eastern Department Stores, Ltd.                          154,000   79,687
    Far Eastern International Bank                               309,060   90,608
    Faraday Technology Corp.                                      29,000   29,894
    Farglory Land Development Co., Ltd.                           50,000   59,235
    Federal Corp.                                                 75,480   40,294
    Feng Hsin Steel Co., Ltd.                                     33,000   50,466
    First Hotel                                                   24,656   13,100
*   First Insurance Co., Ltd. (The)                               37,000   15,489
*   First Steamship Co., Ltd.                                     44,000   10,419
    FLEXium Interconnect, Inc.                                    12,598   36,190
    FocalTech Systems Co., Ltd.                                   30,000   34,771
    Formosa Advanced Technologies Co., Ltd.                       26,000   19,277
    Formosan Rubber Group, Inc.                                   76,500   38,730
    Formosan Union Chemical                                       33,000   17,923
    Fortune Electric Co., Ltd.                                    33,000   19,024

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
TAIWAN -- (Continued)
    Founding Construction & Development Co., Ltd.                 24,000 $ 12,191
    Fulgent Sun International Holding Co., Ltd.                   13,292   26,359
    Fulltech Fiber Glass Corp.                                    29,000   13,494
    Gallant Precision Machining Co., Ltd.                         37,000   26,262
    Gemtek Technology Corp.                                       39,000   30,436
*   Genius Electronic Optical Co., Ltd.                           14,000   80,456
    Getac Technology Corp.                                        43,000   64,194
    Giantplus Technology Co., Ltd.                                40,000   22,753
    Gigabyte Technology Co., Ltd.                                 71,000   93,054
*   Gigastorage Corp.                                             59,000   44,918
#*  Gintech Energy Corp.                                          54,000   35,561
*   Global Brands Manufacture, Ltd.                               72,000   27,650
    Global Lighting Technologies, Inc.                            10,000   19,610
    Global Mixed Mode Technology, Inc.                            10,000   21,970
    Globe Union Industrial Corp.                                  27,000   13,914
    Gloria Material Technology Corp.                              74,880   50,224
*   Gold Circuit Electronics, Ltd.                                86,000   28,816
    Goldsun Building Materials Co., Ltd.                         153,000   36,189
    Grand Ocean Retail Group, Ltd.                                18,000   14,050
    Grand Pacific Petrochemical                                   93,000   60,601
    Great China Metal Industry                                    13,000   10,306
    Great Wall Enterprise Co., Ltd.                               84,000   77,391
    Greatek Electronics, Inc.                                     15,000   18,974
*   Green Energy Technology, Inc.                                 31,000   16,962
    Hannstar Board Corp.                                          73,000   40,605
#*  HannStar Display Corp.                                       370,000   97,438
*   HannsTouch Solution, Inc.                                     69,000   22,903
    Hey Song Corp.                                                47,000   48,439
    Highwealth Construction Corp.                                 89,000  132,361
    Hiroca Holdings, Ltd.                                          7,000   20,306
    Hitron Technology, Inc.                                       39,000   24,908
*   Ho Tung Chemical Corp.                                       149,350   40,690
    Hocheng Corp.                                                 56,000   17,347
    Holy Stone Enterprise Co., Ltd.                               29,000   29,986
    Hong YI Fiber Industry Co.                                    30,000   19,793
    Hsin Kuang Steel Co., Ltd.                                    23,000   16,571
    Huaku Development Co., Ltd.                                   49,000   96,123
    Huang Hsiang Construction Corp.                               17,000   20,936
    Hung Poo Real Estate Development Corp.                        47,000   38,610
    Hung Sheng Construction, Ltd.                                 89,000   54,891
    Hwa Fong Rubber Co., Ltd.                                     40,800   14,331
    I-Sheng Electric Wire & Cable Co., Ltd.                       17,000   24,266
*   Ichia Technologies, Inc.                                      47,000   24,339
    Inventec Corp.                                               198,000  148,915
    ITEQ Corp.                                                    27,000   36,034
    Jess-Link Products Co., Ltd.                                  23,000   22,006
    Jih Sun Financial Holdings Co., Ltd.                         155,407   33,677
    KEE TAI Properties Co., Ltd.                                 104,000   30,468
    Kenmec Mechanical Engineering Co., Ltd.                       53,000   18,027
    Kindom Construction Corp.                                     48,000   29,968
    King Yuan Electronics Co., Ltd.                              169,000  145,948
    King's Town Bank Co., Ltd.                                   124,000  113,459
*   Kinko Optical Co., Ltd.                                       32,000   21,445

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
TAIWAN -- (Continued)
    Kinpo Electronics                                            201,000 $ 80,684
    Kinsus Interconnect Technology Corp.                          44,000  101,302
    KS Terminals, Inc.                                            18,000   23,602
*   Kung Sing Engineering Corp.                                   35,000   11,283
    Kuo Toong International Co., Ltd.                             25,200   16,026
    Kuoyang Construction Co., Ltd.                                41,000   15,787
    Kwong Fong Industries Corp.                                   17,160   14,491
    Kwong Lung Enterprise Co., Ltd.                               10,000   14,538
    L&K Engineering Co., Ltd.                                     21,000   23,589
    LAN FA Textile                                                36,000   10,102
    LCY Chemical Corp.                                            58,000   82,044
    Lealea Enterprise Co., Ltd.                                  104,000   28,119
    Lextar Electronics Corp.                                      51,000   22,441
*   Li Peng Enterprise Co., Ltd.                                  61,000   16,636
    Lien Hwa Industrial Corp.                                     77,900   58,250
    Lingsen Precision Industries, Ltd.                            45,000   16,934
    Lite-On Semiconductor Corp.                                   28,000   26,094
    Long Chen Paper Co., Ltd.                                    102,256   80,434
    Longwell Co.                                                  19,000   16,911
    Lotes Co., Ltd.                                                5,000   16,150
    Lumax International Corp., Ltd.                               13,000   21,176
*   Macronix International                                       471,000  105,024
    Marketech International Corp.                                 18,000   17,215
    Masterlink Securities Corp.                                  127,305   34,561
    Mercuries & Associates Holding, Ltd.                          29,400   21,607
*   Mercuries Life Insurance Co., Ltd.                           104,075   57,529
    MIN AIK Technology Co., Ltd.                                  40,000   43,552
*   Motech Industries, Inc.                                       62,000   59,079
    MPI Corp.                                                      9,000   29,668
    Nan Ya Printed Circuit Board Corp.                            28,000   22,267
    Nantex Industry Co., Ltd.                                     31,000   22,439
*   Neo Solar Power Corp.                                        136,071   69,361
    Nien Hsing Textile Co., Ltd.                                  25,000   19,614
*   Ocean Plastics Co., Ltd.                                      25,000   20,814
    OptoTech Corp.                                                66,000   29,794
*   Orient Semiconductor Electronics, Ltd.                        93,000   33,807
    Oriental Union Chemical Corp.                                 83,000   73,536
    Pacific Construction Co.                                      25,000    8,845
    Pan Jit International, Inc.                                   53,000   28,575
    Phihong Technology Co., Ltd.()                                 7,260      220
*   Phihong Technology Co., Ltd.(6214140)                         42,000   14,966
    Portwell, Inc.                                                19,000   24,286
    President Securities Corp.                                   127,869   47,165
    Prince Housing & Development Corp.                           134,000   44,724
    Promise Technology, Inc.                                      33,000   15,731
    Qisda Corp.                                                  248,000  129,693
    Qualipoly Chemical Corp.                                      18,000   19,955
*   Quintain Steel Co., Ltd.                                      62,000   17,211
    Radiant Opto-Electronics Corp.                                58,000  105,441
*   Radium Life Tech Co., Ltd.                                   130,000   39,524
    Rechi Precision Co., Ltd.                                     25,000   25,829
    Rich Development Co., Ltd.                                    92,000   23,516
*   Ritek Corp.                                                  304,954   50,295

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES   VALUE++
                                                                 --------- --------
TAIWAN -- (Continued)
    Sampo Corp.                                                     61,000 $ 35,357
    Sanyang Motor Co., Ltd.                                         66,000   43,160
    SDI Corp.                                                       12,000   17,624
    Sesoda Corp.                                                    27,300   25,606
*   Shih Wei Navigation Co., Ltd.                                   42,000   12,327
#*  Shin Kong Financial Holding Co., Ltd.                        1,287,000  330,573
    Shin Zu Shing Co., Ltd.                                         23,000   65,433
*   Shining Building Business Co., Ltd.                             36,000   12,007
    Shinkong Insurance Co., Ltd.                                    36,000   30,083
    Shinkong Synthetic Fibers Corp.                                208,000   62,544
    Sigurd Microelectronics Corp.                                   64,000   49,115
    Simplo Technology Co., Ltd.                                     31,000   92,683
    Sincere Navigation Corp.                                        30,000   20,105
    Sino-American Silicon Products, Inc.                            72,000   91,795
    Sinon Corp.                                                     32,000   15,788
    SinoPac Financial Holdings Co., Ltd.                           637,000  187,934
    Sinphar Pharmaceutical Co., Ltd.                                17,680   13,543
    Sirtec International Co., Ltd.                                  21,000   29,869
    Siward Crystal Technology Co., Ltd.                             49,000   30,367
*   Solar Applied Materials Technology Co.                          48,000   26,702
*   Solartech Energy Corp.                                          57,000   27,388
    Stark Technology, Inc.                                          16,000   14,359
    Sunonwealth Electric Machine Industry Co., Ltd.                 37,000   35,760
    Sunrex Technology Corp.                                         43,495   25,336
    Sunspring Metal Corp.                                           13,000   18,081
    Supreme Electronics Co., Ltd.                                   52,244   43,961
    Syncmold Enterprise Corp.                                       12,000   24,204
    Systex Corp.                                                    13,000   25,168
    TA Chen Stainless Pipe                                         110,890   64,361
*   Ta Ya Electric Wire & Cable                                     80,000   14,583
    TA-I Technology Co., Ltd.                                       26,448   22,570
    Taichung Commercial Bank Co., Ltd.                             267,471   78,649
    Taiflex Scientific Co., Ltd.                                    23,460   27,841
    Tainan Enterprises Co., Ltd.                                    18,000   16,909
    Tainan Spinning Co., Ltd.                                      138,000   60,367
    Tainergy Tech Co., Ltd.                                         55,000   25,560
*   Taisun Enterprise Co., Ltd.                                     31,000   14,872
    Taiwan Business Bank                                           773,850  202,172
    Taiwan Cogeneration Corp.                                       51,000   36,688
    Taiwan Fertilizer Co., Ltd.                                    134,000  174,318
    Taiwan Fire & Marine Insurance Co., Ltd.                        30,000   18,152
    Taiwan FU Hsing Industrial Co., Ltd.                             8,000   10,947
*   Taiwan Glass Industry Corp.                                    149,968   63,278
    Taiwan Hon Chuan Enterprise Co., Ltd.                           49,000   83,692
    Taiwan Land Development Corp.                                   94,466   30,454
    Taiwan Navigation Co., Ltd.                                     35,000   14,175
    Taiwan PCB Techvest Co., Ltd.                                   26,000   24,860
    Taiwan Sakura Corp.                                             16,000   15,434
    Taiwan Semiconductor Co., Ltd.                                  18,000   20,876
    Taiwan Styrene Monomer                                          44,000   29,106
    Taiwan Surface Mounting Technology Corp.                        38,000   31,656
    Taiwan TEA Corp.                                               133,000   64,739
    Taiwan Union Technology Corp.                                   34,000   46,409

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
TAIWAN -- (Continued)
    Taiyen Biotech Co., Ltd.                                      28,000 $ 26,658
#*  Tatung Co., Ltd.                                             325,000  174,405
    Test Rite International Co., Ltd.                             29,000   18,521
    Thinking Electronic Industrial Co., Ltd.                      13,000   28,115
    Thye Ming Industrial Co., Ltd.                                20,000   23,045
    Ton Yi Industrial Corp.                                       98,000   46,297
    Tong Hsing Electronic Industries, Ltd.                         9,000   34,191
    Tong-Tai Machine & Tool Co., Ltd.                             27,000   18,580
    Topoint Technology Co., Ltd.                                  32,000   20,491
*   TPK Holding Co., Ltd.                                         47,000   87,766
    Tripod Technology Corp.                                       66,000  160,886
    Tsann Kuen Enterprise Co., Ltd.                               20,000   18,188
    TSRC Corp.                                                    66,000   76,385
    Tung Ho Steel Enterprise Corp.                               126,000   85,595
    TXC Corp.                                                     53,000   71,990
    TYC Brother Industrial Co., Ltd.                              42,000   48,010
    Tyntek Corp.                                                  65,000   25,260
    U-Ming Marine Transport Corp.                                 50,000   43,530
    Unimicron Technology Corp.                                   202,000   79,566
    Union Bank Of Taiwan                                         157,000   45,134
    Unitech Printed Circuit Board Corp.                           79,000   23,718
    Unity Opto Technology Co., Ltd.                               91,000   38,194
    Universal Cement Corp.                                        39,260   30,834
*   Unizyx Holding Corp.                                          53,000   24,688
    UPC Technology Corp.                                          73,000   31,320
    USI Corp.                                                     85,000   43,317
    Usun Technology Co., Ltd.                                     15,000   25,326
*   Wafer Works Corp.                                             70,133   31,860
    Wah Lee Industrial Corp.                                      34,000   50,241
    Walsin Lihwa Corp.                                           517,000  201,040
    Walton Advanced Engineering, Inc.                             55,000   21,490
    Wan Hai Lines, Ltd.                                          104,000   57,799
    Weikeng Industrial Co., Ltd.                                  65,254   35,816
    Well Shin Technology Co., Ltd.                                18,000   29,255
    Winbond Electronics Corp.                                    418,000  171,597
    Wisdom Marine Lines Co., Ltd.                                 42,485   41,749
    Wistron Corp.                                                372,828  318,353
    WT Microelectronics Co., Ltd.                                 57,750   80,117
    WUS Printed Circuit Co., Ltd.                                 34,000   19,439
    Yageo Corp.                                                   44,825  108,818
*   Yang Ming Marine Transport Corp.                             215,000   38,395
    YC Co., Ltd.                                                  65,664   26,786
    YC INOX Co., Ltd.                                             50,600   45,504
    Yeong Guan Energy Technology Group Co., Ltd.                  11,000   36,635
    YFY, Inc.                                                    180,000   62,608
    Yi Jinn Industrial Co., Ltd.                                  38,000   12,632
*   Yieh Phui Enterprise Co., Ltd.                               105,000   41,769
    Youngtek Electronics Corp.                                    15,000   21,603
    Yulon Motor Co., Ltd.                                        126,000  110,924
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.               6,000   15,468
    Yungshin Construction & Development Co., Ltd.                 24,000   18,802
    Yungtay Engineering Co., Ltd.                                 27,000   38,690
    Zenitron Corp.                                                27,000   15,209

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
TAIWAN -- (Continued)
    Zhen Ding Technology Holding, Ltd.                              53,000 $   111,316
    Zig Sheng Industrial Co., Ltd.                                  79,000      26,032
    Zinwell Corp.                                                   41,000      41,369
    ZongTai Real Estate Development Co., Ltd.                       27,000      15,248
                                                                           -----------
TOTAL TAIWAN                                                                14,815,343
                                                                           -----------
THAILAND -- (0.9%)
    AEON Thana Sinsap Thailand PCL                                  10,700      30,389
    Amata Corp. PCL                                                 60,100      25,945
    Ananda Development PCL                                         240,300      34,806
    AP Thailand PCL                                                157,400      33,080
    Asia Aviation PCL                                              203,200      35,204
    Bangchak Petroleum PCL (The)                                    78,200      78,289
    Bangkok Insurance PCL                                            1,100      10,903
    Bangkok Land PCL                                             1,034,100      55,802
    Banpu PCL                                                      251,400     138,516
    Cal-Comp Electronics Thailand PCL Class F                      206,300      16,523
    COL PCL                                                         23,200      20,756
*   Country Group Development PCL                                  668,500      20,885
    Dhipaya Insurance PCL                                           27,900      43,978
    Eastern Water Resources Development and Management PCL
      Class F                                                      105,500      34,757
    Energy Earth PCL                                               108,300      13,964
    Erawan Group PCL (The)                                         162,400      20,479
*   Esso Thailand PCL                                              180,800      59,051
    GFPT PCL                                                        47,700      20,050
    Golden Land Property Development PCL                            63,800      13,771
    Grand Canal Land PCL                                           244,600      17,645
    Hana Microelectronics PCL                                       47,600      57,455
    Ichitan Group PCL                                               48,900      15,555
    Inter Far East Energy Corp. Class F                            123,100      10,838
    IRPC PCL                                                     1,034,500     152,780
*   Italian-Thai Development PCL                                   294,400      41,806
    Jasmine International PCL                                      274,500      68,606
    Kang Yong Electric PCL                                           2,700      33,280
    KGI Securities Thailand PCL                                    247,300      28,797
    Khon Kaen Sugar Industry PCL                                   272,360      52,213
    Kiatnakin Bank PCL                                              47,900      77,543
    Lanna Resources PCL                                             28,000      10,895
    LH Financial Group PCL                                         871,100      43,790
    Loxley PCL                                                     254,800      27,933
    LPN Development PCL                                             76,400      26,038
    Maybank Kim Eng Securities Thailand PCL                         39,000      25,365
    MBK PCL                                                        102,100      42,626
    MCOT PCL                                                        59,100      25,513
    Platinum Group PCL (The) Class F                                64,800      12,883
*   Polyplex Thailand PCL                                           50,500      26,103
*   Precious Shipping PCL                                          126,000      35,427
    Property Perfect PCL                                           616,300      15,753
    Pruksa Holding PCL                                              94,300      62,402
    Quality Houses PCL                                             521,100      39,071
    Ratchthani Leasing PCL                                         171,400      26,043
    Rojana Industrial Park PCL                                     220,300      29,907
    Samart Corp. PCL                                                59,000      27,648

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
THAILAND -- (Continued)
    Sansiri PCL                                                    648,800 $   34,458
    SC Asset Corp PCL                                              135,400     14,613
    Siam City Cement PCL                                             6,500     51,875
    Siam Future Development PCL                                    149,500     26,750
    Siamgas & Petrochemicals PCL                                    83,800     30,702
    SPCG PCL                                                        46,500     27,998
    Sri Trang Agro-Industry PCL                                     82,400     58,038
    STP & I PCL                                                    118,800     33,740
    Supalai PCL                                                     87,100     59,864
    SVI PCL                                                        183,400     28,909
    Syntec Construction PCL                                        101,900     17,075
*   Thai Airways International PCL                                 118,700     72,481
    Thai Reinsurance PCL                                           204,300     11,953
    Thai Union Group PCL Class F                                    37,100     21,917
    Thai Vegetable Oil PCL                                          25,000     29,111
    Thaicom PCL                                                     82,200     51,594
    Thanachart Capital PCL                                          68,400     92,275
    Thoresen Thai Agencies PCL                                      70,000     19,483
    TICON Industrial Connection PCL Class F                         65,200     30,739
    TIPCO Foods PCL                                                 60,800     24,866
    Tisco Financial Group PCL                                       29,200     50,588
    TMB Bank PCL                                                 2,256,500    149,963
    Total Access Communication PCL                                  39,600     44,144
    TPI Polene PCL                                                 871,900     58,936
    TTCL PCL                                                        28,100     15,961
    Univentures PCL                                                 68,700     17,951
    Vanachai Group PCL                                              36,500     15,653
    Vinythai PCL                                                    39,100     19,656
*   WHA Corp. PCL                                                  486,400     44,206
                                                                           ----------
TOTAL THAILAND                                                              2,896,562
                                                                           ----------
TURKEY -- (0.3%)
    Adana Cimento Sanayii TAS Class A                               12,222     22,711
*   Akenerji Elektrik Uretim A.S.                                   17,655      4,027
    Aksa Akrilik Kimya Sanayii A.S.                                  6,321     17,617
    Alarko Holding A.S.                                             14,326     17,516
    Albaraka Turk Katilim Bankasi A.S.                              23,952      7,744
*   Anadolu Anonim Turk Sigorta Sirketi                             27,542     16,219
*   Anadolu Cam Sanayii A.S.                                        15,978     13,126
    Baticim Bati Anadolu Cimento Sanayii A.S.                        5,521     10,380
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                   9,716     24,151
*   Dogan Sirketler Grubu Holding A.S.                             200,932     44,703
    Global Yatirim Holding A.S.                                     33,516     16,439
    Gubre Fabrikalari TAS                                           15,791     20,346
*   Ihlas Holding A.S.                                             209,909     19,926
    Is Finansal Kiralama A.S.                                        3,365      1,016
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A     21,687      8,561
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D     90,676     29,828
*   Koza Altin Isletmeleri A.S.                                      3,281     15,425
*   NET Holding A.S.                                                48,470     35,341
    Nuh Cimento Sanayi A.S.                                          4,812     14,305
*   Pegasus Hava Tasimaciligi A.S.                                   5,481     23,024
    Pinar SUT Mamulleri Sanayii A.S.                                 1,203      5,448

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
TURKEY -- (Continued)
*   Sekerbank TAS                                                 54,688 $   17,263
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                     13,654     12,495
    Soda Sanayii A.S.                                             26,395     41,289
    Tat Gida Sanayi A.S.                                           9,530     18,583
    Tekfen Holding A.S.                                           21,319     42,578
    Trakya Cam Sanayii A.S.                                       45,376     37,225
*   Turk Hava Yollari AO                                          87,373    128,297
    Turkiye Halk Bankasi A.S.                                     47,349    141,109
    Turkiye Sinai Kalkinma Bankasi A.S.                          114,145     43,578
    Turkiye Sise ve Cam Fabrikalari A.S.                          93,235     99,930
    Turkiye Vakiflar Bankasi TAO Class D                         127,363    166,034
*   Vestel Elektronik Sanayi ve Ticaret A.S.                      12,862     22,165
                                                                         ----------
TOTAL TURKEY                                                              1,138,399
                                                                         ----------
UNITED KINGDOM -- (10.8%)
    Aberdeen Asset Management P.L.C.                             108,193    358,060
    Acacia Mining P.L.C.                                          24,018    130,246
    Acal P.L.C.                                                   11,248     33,132
    Aggreko P.L.C.                                                20,300    257,959
*   Aldermore Group P.L.C.                                         5,059     13,937
    Alumasc Group P.L.C. (The)                                     4,178      9,199
    Amec Foster Wheeler P.L.C.                                    39,684    221,875
    Anglo-Eastern Plantations P.L.C.                               2,841     25,596
    Antofagasta P.L.C.                                            40,559    428,533
    Arrow Global Group P.L.C.                                     13,041     50,924
    Barratt Developments P.L.C.                                  123,576    745,231
    BBA Aviation P.L.C.                                          138,485    488,424
    Beazley P.L.C.                                                96,646    494,402
    Bellway P.L.C.                                                25,648    803,877
    Berkeley Group Holdings P.L.C.                                16,899    596,864
    BGEO Group P.L.C.                                              4,494    167,314
    Bloomsbury Publishing P.L.C.                                   5,191     11,057
    Bodycote P.L.C.                                               37,611    316,479
    Bovis Homes Group P.L.C.                                      29,331    305,300
    Braemar Shipping Services P.L.C.                               2,091      6,562
*   BTG P.L.C.                                                    43,951    296,147
*   Cambian Group P.L.C.                                          10,513     19,844
    Cape P.L.C.                                                   14,072     31,968
    Carillion P.L.C.                                              71,014    193,063
*   Carpetright P.L.C.                                             3,125      7,422
    Carr's Group P.L.C.                                            6,053     10,816
    Castings P.L.C.                                                4,281     24,510
    Centamin P.L.C.                                              148,092    292,834
    Centaur Media P.L.C.                                          16,082     10,341
*   Chemring Group P.L.C.                                         34,054     82,293
    Chesnara P.L.C.                                               14,142     64,082
    Cineworld Group P.L.C.                                        24,986    193,380
*   Circassia Pharmaceuticals P.L.C.                              23,057     26,069
    Clarkson P.L.C.                                                2,087     61,621
    Close Brothers Group P.L.C.                                   14,257    260,742
    Cobham P.L.C.                                                231,596    396,303
    Coca-Cola HBC AG                                              24,514    560,343
    Communisis P.L.C.                                             36,505     21,104

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
UNITED KINGDOM -- (Continued)
    Computacenter P.L.C.                                           8,097 $ 80,839
    Consort Medical P.L.C.                                         6,789   83,182
    Countrywide P.L.C.                                            20,149   44,678
    Cranswick P.L.C.                                               4,603  134,218
    Crest Nicholson Holdings P.L.C.                               25,802  164,863
    Debenhams P.L.C.                                             150,340   99,536
*   Dialight P.L.C.                                                  572    6,341
    Direct Line Insurance Group P.L.C.                            75,659  338,937
    Dixons Carphone P.L.C.                                       127,286  507,739
    Drax Group P.L.C.                                             57,149  266,879
    E2V Technologies P.L.C.                                       23,304   79,499
    easyJet P.L.C.                                                17,142  205,499
    Electrocomponents P.L.C.                                      51,383  314,245
    Elementis P.L.C.                                              63,225  213,747
*   EnQuest P.L.C.                                               172,966   98,297
*   Enterprise Inns P.L.C.                                        84,511  140,890
    Entertainment One, Ltd.                                       36,169  105,114
    Essentra P.L.C.                                                9,537   49,243
    esure Group P.L.C.                                            29,165   73,874
    Euromoney Institutional Investor P.L.C.                        2,937   41,374
*   Evraz P.L.C.                                                  28,089   79,008
    Fenner P.L.C.                                                 23,859   94,395
*   Findel P.L.C.                                                  8,017   21,506
*   Firstgroup P.L.C.                                            171,927  225,440
*   Flybe Group P.L.C.                                            34,686   19,092
    Foxtons Group P.L.C.                                          28,315   34,649
    Fuller Smith & Turner P.L.C. Class A                           4,631   58,894
    Galliford Try P.L.C.                                          10,364  176,439
    GAME Digital P.L.C.                                            3,342    2,153
    Gem Diamonds, Ltd.                                            15,931   24,523
    Genus P.L.C.                                                   5,623  121,422
    GKN P.L.C.                                                   201,823  875,061
    Grafton Group P.L.C.                                          27,727  204,416
    Greencore Group P.L.C.                                         5,364   15,968
    Greene King P.L.C.                                            51,273  440,564
    Gulf Marine Services P.L.C.                                    6,992    5,968
    GVC Holdings P.L.C.                                           11,184   85,352
    Halfords Group P.L.C.                                         28,498  130,093
    Headlam Group P.L.C.                                          12,370   84,589
    Helical P.L.C.                                                18,458   68,362
    Henderson Group P.L.C.                                        88,400  243,994
    Henry Boot P.L.C.                                             14,040   36,567
    Hiscox, Ltd.                                                  55,044  712,288
    HSS Hire Group P.L.C.                                          9,332    8,315
    Hunting P.L.C.                                                21,062  147,894
    Huntsworth P.L.C.                                             22,598   11,068
    Inchcape P.L.C.                                               64,830  586,762
    Interserve P.L.C.                                             18,008   73,327
    Investec P.L.C.                                               90,599  642,804
    J Sainsbury P.L.C.                                           241,161  784,633
    James Fisher & Sons P.L.C.                                     4,067   77,872
    John Laing Group P.L.C.                                        7,061   23,458
    John Wood Group P.L.C.                                        51,507  544,888

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
UNITED KINGDOM -- (Continued)
    Johnson Matthey P.L.C.                                        24,288 $996,254
    JRP Group P.L.C.                                              50,959   93,712
*   KAZ Minerals P.L.C.                                           18,655  110,691
    Keller Group P.L.C.                                            9,482   97,123
    Kier Group P.L.C.                                             12,061  209,774
    Laird P.L.C.                                                  36,307   75,842
*   Lamprell P.L.C.                                               33,370   38,457
    Lancashire Holdings, Ltd.                                     29,306  250,237
    Lavendon Group P.L.C.                                         20,023   67,871
*   Lonmin P.L.C.                                                 32,045   51,485
    Lookers P.L.C.                                                42,180   66,332
    Low & Bonar P.L.C.                                            49,297   43,121
    LSL Property Services P.L.C.                                  11,145   28,726
    Man Group P.L.C.                                             213,692  358,833
    Management Consulting Group P.L.C.                            42,678    3,220
    Marks & Spencer Group P.L.C.                                 193,283  819,250
    Marshalls P.L.C.                                               9,425   34,372
    Marston's P.L.C.                                             109,485  181,882
    McColl's Retail Group P.L.C.                                   9,774   22,033
    Mears Group P.L.C.                                            12,858   82,099
    Mediclinic International P.L.C.                               28,608  283,044
    Meggitt P.L.C.                                               115,746  610,439
    Melrose Industries P.L.C.                                    227,014  558,901
    Millennium & Copthorne Hotels P.L.C.                          34,874  189,770
    Mitchells & Butlers P.L.C.                                    43,057  144,669
    Mitie Group P.L.C.                                            46,993  118,900
    MJ Gleeson P.L.C.                                              4,690   32,194
    Morgan Sindall Group P.L.C.                                    4,777   49,215
*   Mothercare P.L.C.                                             13,594   19,431
    N Brown Group P.L.C.                                          20,340   56,118
    National Express Group P.L.C.                                 54,562  232,743
    NEX Group P.L.C.                                               4,187   30,263
    Northgate P.L.C.                                              21,677  138,684
    Novae Group P.L.C.                                             8,294   65,616
    OneSavings Bank P.L.C.                                        12,386   52,859
    Oxford Instruments P.L.C.                                      3,445   30,733
*   Paysafe Group P.L.C.                                          58,202  280,547
    Pearson P.L.C.                                                 1,917   14,945
    Pendragon P.L.C.                                             139,154   61,032
    Persimmon P.L.C.                                              33,858  824,657
*   Petra Diamonds, Ltd.                                          71,078  135,704
*   Petropavlovsk P.L.C.                                         406,663   34,684
    Pets at Home Group P.L.C.                                     41,462  104,337
    Phoenix Group Holdings                                        26,423  250,843
    Playtech P.L.C.                                               25,338  264,752
    Polypipe Group P.L.C.                                         16,226   69,083
    Porvair P.L.C.                                                 3,303   18,748
*   Premier Foods P.L.C.                                         117,242   58,671
*   Premier Oil P.L.C.                                            89,846   95,393
*   Punch Taverns P.L.C.                                           5,741   13,561
    PZ Cussons P.L.C.                                             34,180  131,118
    Rank Group P.L.C.                                             15,099   37,846
    Redrow P.L.C.                                                 43,436  243,062

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- ------------
UNITED KINGDOM -- (Continued)
    Restaurant Group P.L.C. (The)                                 12,004 $     44,379
    Royal Mail P.L.C.                                            125,913      653,911
    RPC Group P.L.C.                                              16,991      229,455
    RPS Group P.L.C.                                              32,620       93,616
    S&U P.L.C.                                                       394       10,309
    Saga P.L.C.                                                   43,732      101,614
    Savills P.L.C.                                                14,839      145,002
    SDL P.L.C.                                                     5,466       33,679
    Senior P.L.C.                                                 53,127      132,593
    Severfield P.L.C.                                             34,961       35,307
    Shanks Group P.L.C.                                           75,833       90,445
*   Shawbrook Group P.L.C.                                         3,827       12,046
    SIG P.L.C.                                                   118,824      153,636
    Smiths Group P.L.C.                                           49,987      947,447
    Soco International P.L.C.                                     31,415       60,767
    Spectris P.L.C.                                               15,996      486,741
    Speedy Hire P.L.C.                                            62,152       39,994
    Spire Healthcare Group P.L.C.                                 12,330       48,662
    Spirent Communications P.L.C.                                 84,795      104,023
*   Sports Direct International P.L.C.                            18,471       66,289
    St. Ives P.L.C.                                               23,359       21,502
    St. Modwen Properties P.L.C.                                  30,514      122,238
    Stobart Group, Ltd.                                           18,826       42,464
    Stock Spirits Group P.L.C.                                    10,200       22,735
    Tate & Lyle P.L.C.                                            57,850      488,969
    Taylor Wimpey P.L.C.                                         194,031      409,640
    TP ICAP P.L.C.                                                40,858      238,996
    Travis Perkins P.L.C.                                         35,289      647,226
    Trifast P.L.C.                                                11,900       30,869
    Trinity Mirror P.L.C.                                         55,698       73,085
    TT Electronics P.L.C.                                         23,618       44,281
*   Tullow Oil P.L.C.                                            144,586      538,776
    Tyman P.L.C.                                                   8,046       27,002
    U & I Group P.L.C.                                            17,523       35,803
    UBM P.L.C.                                                    38,463      341,770
    UDG Healthcare P.L.C.                                         25,439      205,755
*   Vectura Group P.L.C.                                          68,551      112,362
    Vedanta Resources P.L.C.                                      10,861      143,531
    Vesuvius P.L.C.                                               44,673      266,169
    Virgin Money Holdings UK P.L.C.                               27,083      106,296
    Vitec Group P.L.C. (The)                                         329        2,821
*   Volex P.L.C.                                                  13,872        7,944
    Volution Group P.L.C.                                         13,479       29,580
    Vp P.L.C.                                                      2,291       23,090
    William Hill P.L.C.                                           86,876      283,381
    WM Morrison Supermarkets P.L.C.                              322,928      962,741
    Xaar P.L.C.                                                    8,049       40,404
                                                                         ------------
TOTAL UNITED KINGDOM                                                       35,371,832
                                                                         ------------
UNITED STATES -- (0.3%)
*   TechnipFMC P.L.C.                                             30,822    1,010,148
                                                                         ------------
TOTAL COMMON STOCKS                                                       319,003,475
                                                                         ------------

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
PREFERRED STOCKS -- (0.7%)
BRAZIL -- (0.5%)
    Alpargatas SA                                                  3,700 $   12,201
    Banco ABC Brasil SA(B23DMP8)                                  12,685     66,599
    Banco ABC Brasil SA(BD30TG6)                                     553      2,904
    Banco do Estado do Rio Grande do Sul SA Class B               36,700    183,370
    Cia Brasileira de Distribuicao                                15,054    276,802
    Cia Ferro Ligas da Bahia - FERBASA                             9,400     25,860
    Gerdau SA                                                    129,200    500,681
    Marcopolo SA                                                  95,037     86,832
*   Randon SA Implementos e Participacoes                         46,600     57,831
    Suzano Papel e Celulose SA Class A                            54,869    233,368
*   Usinas Siderurgicas de Minas Gerais SA Class A                87,700    146,261
                                                                         ----------
TOTAL BRAZIL                                                              1,592,709
                                                                         ----------
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B                                  13,197     27,981
                                                                         ----------
COLOMBIA -- (0.0%)
    Avianca Holdings SA                                           21,980     23,184
    Banco Davivienda SA                                            8,142     87,579
    Grupo Argos SA                                                 4,813     31,004
                                                                         ----------
TOTAL COLOMBIA                                                              141,767
                                                                         ----------
GERMANY -- (0.2%)
    Biotest AG                                                     3,372     58,430
    Draegerwerk AG & Co. KGaA                                      1,363    119,870
    Jungheinrich AG                                                6,808    209,808
    Sixt SE                                                        2,861    117,541
    STO SE & Co. KGaA                                                475     48,428
    Villeroy & Boch AG                                             1,873     29,327
                                                                         ----------
TOTAL GERMANY                                                               583,404
                                                                         ----------
TOTAL PREFERRED STOCKS                                                    2,345,861
                                                                         ----------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Iochpe Maxion SA Rights 2/09/17                                4,582        582
                                                                         ----------
HONG KONG -- (0.0%)
*   Abel Engineering Rights 02/07/17                               2,743        247
                                                                         ----------
PORTUGAL -- (0.0%)
#*  Banco Comercial Portugues SA Rights 02/02/17                  38,053     38,450
                                                                         ----------
SINGAPORE -- (0.0%)
*   Tat Hong Holdings, Ltd. Rights 03/02/2017                     10,060        214
                                                                         ----------
SOUTH KOREA -- (0.0%)
*   Korean Air Lines Co., Ltd. Rights 03/07/17                     1,253      5,984

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                  ------- ------------
SOUTH KOREA -- (Continued)
*    Samsung Securities Co., Ltd. Rights 03/08/17                   1,244 $      6,530
                                                                          ------------
TOTAL SOUTH KOREA                                                               12,514
                                                                          ------------
TAIWAN -- (0.0%)
*    Gintech Energy Corp. Rights 02/15/17                           6,305          694
                                                                          ------------
THAILAND -- (0.0%)
*    TPI Polene PCL Rights 4/30/17                                  5,382           --
                                                                          ------------
TOTAL RIGHTS/WARRANTS                                                           52,701
                                                                          ------------
TOTAL INVESTMENT SECURITIES                                                321,402,037
                                                                          ------------

                                                                            VALUE+
                                                                          ------------
SECURITIES LENDING COLLATERAL -- (1.9%)
(S)@ DFA Short Term Investment Fund                               531,621    6,151,924
                                                                          ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $297,263,627)^^                       $327,553,961
                                                                          ============

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------
                                                               LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                                             ----------- ------------ ------- ------------
Common Stocks
   Australia                                                 $    26,143 $ 14,969,650   --    $ 14,995,793
   Austria                                                            --    2,313,117   --       2,313,117
   Belgium                                                            --    3,289,739   --       3,289,739
   Brazil                                                        352,981    4,425,364   --       4,778,345
   Canada                                                     23,269,781           --   --      23,269,781
   Chile                                                         268,739      601,512   --         870,251
   China                                                         673,844   22,009,357   --      22,683,201
   Colombia                                                      221,072           --   --         221,072
   Denmark                                                            --    4,202,762   --       4,202,762
   Finland                                                            --    4,946,955   --       4,946,955
   France                                                         16,762   12,029,030   --      12,045,792
   Germany                                                            --   15,553,639   --      15,553,639
   Hong Kong                                                       3,853    6,726,586   --       6,730,439
   India                                                              --   12,597,222   --      12,597,222
   Indonesia                                                          --    2,843,338   --       2,843,338
   Ireland                                                            --    2,808,044   --       2,808,044
   Israel                                                         28,082    1,774,212   --       1,802,294
   Italy                                                         731,014    7,821,654   --       8,552,668
   Japan                                                           8,242   57,320,305   --      57,328,547
   Malaysia                                                           --    2,561,566   --       2,561,566
   Mexico                                                      3,222,919           --   --       3,222,919
   Netherlands                                                   369,792    3,153,820   --       3,523,612
   New Zealand                                                        --    1,396,412   --       1,396,412
   Norway                                                             --    3,185,933   --       3,185,933
   Philippines                                                        --    1,133,243   --       1,133,243
   Poland                                                             --    1,149,011   --       1,149,011
   Portugal                                                           --      529,935   --         529,935
   Singapore                                                      20,082    2,360,088   --       2,380,170
   South Africa                                                1,123,899    5,749,812   --       6,873,711
   South Korea                                                        --   14,627,992   --      14,627,992
   Spain                                                              --    4,697,631   --       4,697,631
   Sweden                                                             --    6,201,259   --       6,201,259
   Switzerland                                                        --   10,454,798   --      10,454,798
   Taiwan                                                             --   14,815,343   --      14,815,343
   Thailand                                                    2,885,724       10,838   --       2,896,562
   Turkey                                                             --    1,138,399   --       1,138,399
   United Kingdom                                                 30,263   35,341,569   --      35,371,832
   United States                                               1,010,148           --   --       1,010,148
Preferred Stocks
   Brazil                                                          2,904    1,589,805   --       1,592,709
   Chile                                                              --       27,981   --          27,981
   Colombia                                                      141,767           --   --         141,767
   Germany                                                            --      583,404   --         583,404
Rights/Warrants
   Brazil                                                             --          582   --             582
   Hong Kong                                                          --          247   --             247
   Portugal                                                           --       38,450   --          38,450
   Singapore                                                          --          214   --             214
   South Korea                                                        --       12,514   --          12,514
   Taiwan                                                             --          694   --             694
Securities Lending Collateral                                         --    6,151,924   --       6,151,924
                                                             ----------- ------------   --    ------------
TOTAL                                                        $34,408,011 $293,145,950   --    $327,553,961
                                                             =========== ============   ==    ============

                      WORLD EX U.S. CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                  SHARES    VALUE++
                                                                 --------- ----------
COMMON STOCKS -- (93.9%)
AUSTRALIA -- (4.5%)
    Adelaide Brighton, Ltd.                                         91,396 $  355,129
    AGL Energy, Ltd.                                                18,513    317,453
#   Ainsworth Game Technology, Ltd.                                 56,119     77,096
    ALS, Ltd.                                                       96,809    435,171
#   Altium, Ltd.                                                     9,954     61,002
#   Alumina, Ltd.                                                  579,155    853,359
    Alumina, Ltd. Sponsored ADR                                     12,241     71,365
#   AMA Group, Ltd.                                                 39,932     29,986
    Amaysim Australia, Ltd.                                         14,754     22,847
    Amcor, Ltd.                                                     45,792    497,027
    Amcor, Ltd. Sponsored ADR                                          793     34,305
    AMP, Ltd.                                                      452,607  1,717,901
    Ansell, Ltd.                                                    39,782    717,051
#   AP Eagers, Ltd.                                                  5,206     37,969
    APA Group                                                       36,493    233,121
*   APN News & Media, Ltd.                                          82,299    158,632
    Appen, Ltd.                                                      5,480     11,644
#   ARB Corp., Ltd.                                                 10,383    127,714
    Ardent Leisure Group                                            96,330    153,641
    Aristocrat Leisure, Ltd.                                        44,632    517,588
#*  Arrium, Ltd.                                                   483,517          3
    Asaleo Care, Ltd.                                               70,591     80,771
    ASX, Ltd.                                                       10,081    381,558
*   Atlas Iron, Ltd.                                             1,866,742     62,464
    AUB Group, Ltd.                                                  7,596     60,293
    Aurizon Holdings, Ltd.                                         221,494    841,479
*   Ausdrill, Ltd.                                                 113,665    120,618
    AusNet Services                                                180,695    216,738
    Austal, Ltd.                                                    92,730    112,650
    Australia & New Zealand Banking Group, Ltd.                    145,792  3,239,263
#*  Australian Agricultural Co., Ltd.                              125,616    139,683
    Australian Pharmaceutical Industries, Ltd.                      92,876    133,015
    Automotive Holdings Group, Ltd.                                 76,643    227,404
    Aveo Group                                                      72,061    174,316
*   AWE, Ltd.                                                      168,955     74,480
    Bank of Queensland, Ltd.                                        86,413    785,109
    Bapcor, Ltd.                                                    15,983     66,488
    Beach Energy, Ltd.                                             438,041    250,009
*   Beadell Resources, Ltd.                                         88,089     20,513
#   Bega Cheese, Ltd.                                               13,892     54,092
#   Bellamy's Australia, Ltd.                                        8,960     28,759
    Bendigo & Adelaide Bank, Ltd.                                  117,232  1,116,453
    BHP Billiton, Ltd.                                             219,729  4,457,913
    BHP Billiton, Ltd. Sponsored ADR                                13,830    571,041
*   Billabong International, Ltd.                                   13,571     14,002
#   Blackmores, Ltd.                                                 1,662    145,763
#   Blue Sky Alternative Investments, Ltd.                           4,898     25,647
    BlueScope Steel, Ltd.                                          206,725  1,757,843
    Boral, Ltd.                                                    250,261  1,105,976
*   Bradken, Ltd.                                                   59,779    146,007
    Brambles,Ltd.                                                   66,643    526,681

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
AUSTRALIA -- (Continued)
#   Breville Group, Ltd.                                          19,667 $  124,585
    Brickworks, Ltd.                                              17,477    167,931
    BT Investment Management, Ltd.                                24,134    171,501
#   Cabcharge Australia, Ltd.                                     31,613     87,601
    Caltex Australia, Ltd.                                        14,560    315,990
*   Cardno, Ltd.                                                   7,089      6,106
    carsales.com, Ltd.                                            40,324    319,558
#   Cash Converters International, Ltd.                           48,880     13,178
    Challenger, Ltd.                                             111,629    934,045
    CIMIC Group, Ltd.                                             13,452    350,141
    Cleanaway Waste Management, Ltd.                             450,729    389,853
    Coca-Cola Amatil, Ltd.                                        47,422    350,702
    Cochlear, Ltd.                                                 5,969    567,020
    Codan, Ltd.                                                   35,659     54,841
#   Collection House, Ltd.                                        34,812     36,062
    Collins Foods, Ltd.                                           31,521    143,994
    Commonwealth Bank of Australia                                52,903  3,277,874
    Computershare, Ltd.                                           52,776    516,152
#   Corporate Travel Management, Ltd.                              9,000    118,812
    Costa Group Holdings, Ltd.                                    16,900     42,067
    Cover-More Group, Ltd.                                        16,571     24,135
    Credit Corp. Group, Ltd.                                      12,422    165,339
    Crown Resorts, Ltd.                                           36,723    317,679
#   CSG, Ltd.                                                     53,312     31,533
    CSL, Ltd.                                                      7,833    667,763
    CSR, Ltd.                                                    147,745    494,756
    Data#3, Ltd.                                                  30,955     42,263
    Decmil Group, Ltd.                                             7,114      5,643
#   Domino's Pizza Enterprises, Ltd.                               7,052    318,142
#*  Doray Minerals, Ltd.                                          87,153     28,795
    Downer EDI, Ltd.                                             120,519    567,282
*   DSHE Holdings, Ltd.                                           41,623         --
    DUET Group                                                   225,084    478,350
    DuluxGroup, Ltd.                                              53,211    245,244
    Eclipx Group, Ltd.                                            46,309    131,527
#*  Elders, Ltd.                                                  27,688     89,258
#   ERM Power, Ltd.                                               46,673     42,652
    Event Hospitality and Entertainment, Ltd.                     23,503    263,011
    Evolution Mining, Ltd.                                       182,749    297,211
    Fairfax Media, Ltd.                                          610,699    394,123
*   FAR, Ltd.                                                    204,140     12,395
#   FlexiGroup, Ltd.                                              90,375    156,475
#   Flight Centre Travel Group, Ltd.                              13,141    298,786
#   Fortescue Metals Group, Ltd.                                 376,432  1,904,855
#   G8 Education, Ltd.                                           102,733    278,525
#   GBST Holdings, Ltd.                                           13,341     38,967
#   Genworth Mortgage Insurance Australia, Ltd.                    9,286     23,441
    GrainCorp, Ltd. Class A                                       54,687    394,275
#   Greencross, Ltd.                                              21,182    105,888
#   GUD Holdings, Ltd.                                             9,720     71,586
    GWA Group, Ltd.                                               92,699    184,377
#   Hansen Technologies, Ltd.                                     33,930     99,402
    Harvey Norman Holdings, Ltd.                                  96,563    366,246

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
AUSTRALIA -- (Continued)
    Healthscope, Ltd.                                            232,095 $  385,432
    HFA Holdings, Ltd.                                            20,518     33,312
*   Hills, Ltd.                                                   10,276      2,652
    Iluka Resources, Ltd.                                         76,502    439,041
#   IMF Bentham, Ltd.                                             48,015     63,778
    Incitec Pivot, Ltd.                                          306,692    896,343
    Independence Group NL                                        132,838    381,803
*   Infigen Energy                                               213,352    162,026
    Infomedia, Ltd.                                               58,238     32,052
    Insurance Australia Group, Ltd.                               96,159    420,833
    InvoCare, Ltd.                                                18,795    189,414
#   IOOF Holdings, Ltd.                                           49,196    339,807
    IRESS, Ltd.                                                   26,412    226,505
    iSelect, Ltd.                                                 40,661     53,668
#   iSentia Group, Ltd.                                           37,492     74,590
    James Hardie Industries P.L.C.                                38,047    597,579
    James Hardie Industries P.L.C. Sponsored ADR                   1,045     16,480
#   Japara Healthcare, Ltd.                                       32,300     51,394
    JB Hi-Fi, Ltd.                                                17,341    363,737
*   Karoon Gas Australia, Ltd.                                    70,579     96,281
    LendLease Group                                               59,027    631,188
    Link Administration Holdings, Ltd.                            26,027    151,512
#*  Lynas Corp., Ltd.                                            686,156     44,308
    MACA, Ltd.                                                    27,449     33,020
    Macquarie Atlas Roads Group                                   37,230    141,766
    Macquarie Group, Ltd.                                         36,962  2,373,532
    Magellan Financial Group, Ltd.                                15,534    277,116
    Mantra Group, Ltd.                                            63,243    130,107
#*  Mayne Pharma Group, Ltd.                                      84,436     80,758
    McMillan Shakespeare, Ltd.                                    12,859    102,224
    Medibank Pvt, Ltd.                                           238,202    488,156
*   Medusa Mining, Ltd.                                           85,990     26,150
#*  Mesoblast, Ltd.                                               69,850     85,290
#*  Metals X, Ltd.                                                45,805     27,792
#*  Metcash, Ltd.                                                300,995    481,276
    Mineral Resources, Ltd.                                       46,723    436,264
    Mirvac Group                                                 233,840    360,202
#*  MMA Offshore, Ltd.                                            61,531     13,057
    MNF Group, Ltd.                                                3,420     11,801
#   Monadelphous Group, Ltd.                                      25,487    201,147
    Monash IVF Group, Ltd.                                        28,800     36,329
    Mortgage Choice, Ltd.                                         22,689     42,218
*   Mount Gibson Iron, Ltd.                                      299,373     86,251
#   Myer Holdings, Ltd.                                          239,901    220,377
#   MYOB Group, Ltd.                                              14,616     37,697
    National Australia Bank, Ltd.                                167,814  3,859,070
    Navitas, Ltd.                                                 42,942    144,314
#*  NetComm Wireless, Ltd.                                        19,594     27,440
    New Hope Corp., Ltd.                                          31,164     37,865
    Newcrest Mining, Ltd.                                         89,032  1,460,051
    nib holdings, Ltd.                                            72,590    253,654
#   Nine Entertainment Co. Holdings, Ltd.                        105,075     79,379
    Northern Star Resources, Ltd.                                 56,370    163,990

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
AUSTRALIA -- (Continued)
*   NRW Holdings, Ltd.                                            66,435 $   35,335
    Nufarm, Ltd.                                                  43,615    297,071
#   OFX Group, Ltd.                                               28,073     35,588
    Oil Search, Ltd.                                             131,463    686,575
    Orica, Ltd.                                                   95,732  1,362,747
    Origin Energy, Ltd.                                          173,721    931,533
*   Orocobre, Ltd.                                                26,183     83,973
    Orora, Ltd.                                                  363,582    786,695
    OZ Minerals, Ltd.                                             86,080    587,375
#   Pacific Current Group, Ltd.                                    2,940     11,761
    Pacific Smiles Group, Ltd.                                     7,482     11,271
    Pact Group Holdings, Ltd.                                     19,451     96,431
#*  Paladin Energy, Ltd.                                         442,639     42,016
    Peet, Ltd.                                                   109,715     86,075
*   Peninsula Energy, Ltd.                                        19,053      9,904
    Perpetual, Ltd.                                                8,058    286,143
*   Perseus Mining, Ltd.                                         254,507     65,033
#   Platinum Asset Management, Ltd.                               43,007    162,945
    Premier Investments, Ltd.                                     29,082    284,694
    Primary Health Care, Ltd.                                    154,154    438,708
    Pro Medicus, Ltd.                                              6,728     25,280
    Programmed Maintenance Services, Ltd.                         84,718    122,158
    Qantas Airways, Ltd.                                         114,899    296,994
    QBE Insurance Group, Ltd.                                    107,036  1,015,471
#   Qube Holdings, Ltd.                                          149,042    260,134
#*  Ramelius Resources, Ltd.                                     196,520     89,782
    Ramsay Health Care, Ltd.                                       5,423    274,866
    RCR Tomlinson, Ltd.                                           34,883     76,961
    REA Group, Ltd.                                                4,818    192,347
    Reckon, Ltd.                                                  14,625     17,887
#   Regis Healthcare, Ltd.                                        22,069     73,117
    Regis Resources, Ltd.                                         59,873    145,106
#   Reject Shop, Ltd. (The)                                        8,575     55,163
#   Resolute Mining, Ltd.                                        288,895    321,508
#   Retail Food Group, Ltd.                                       19,063     93,157
    Ridley Corp., Ltd.                                             8,877      8,659
    Rio Tinto, Ltd.                                               41,433  2,101,872
    Sandfire Resources NL                                         44,603    223,185
    Santos, Ltd.                                                 232,043    705,942
#*  Saracen Mineral Holdings, Ltd.                               243,483    196,854
    SeaLink Travel Group, Ltd.                                     4,738     16,533
    Seek, Ltd.                                                    44,731    490,279
    Select Harvests, Ltd.                                         18,681     79,345
#*  Senex Energy, Ltd.                                           235,975     50,110
    Servcorp, Ltd.                                                 7,578     36,212
    Service Stream, Ltd.                                          23,092     20,256
#   Seven Group Holdings, Ltd.                                    30,072    167,014
    Seven West Media, Ltd.                                       257,235    158,201
    Sigma Pharmaceuticals, Ltd.                                  202,673    185,251
#*  Silver Lake Resources, Ltd.                                  205,129    104,701
    Sims Metal Management, Ltd.                                   45,105    383,316
    Sirtex Medical, Ltd.                                           7,727     82,370
#*  Slater & Gordon, Ltd.                                         45,213      8,749

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
AUSTRALIA -- (Continued)
    SMS Management & Technology, Ltd.                             10,362 $    10,917
    Sonic Healthcare, Ltd.                                        32,341     510,060
    South32, Ltd.                                                519,756   1,087,841
    South32, Ltd. ADR                                             12,570     132,614
    Southern Cross Media Group, Ltd.                             180,976     201,791
    Spark Infrastructure Group                                   247,683     440,210
    SpeedCast International, Ltd.                                 18,012      49,095
    Spotless Group Holdings, Ltd.                                223,261     159,319
*   St Barbara, Ltd.                                              90,211     159,701
    Star Entertainment Grp, Ltd. (The)                           151,732     549,667
    Steadfast Group, Ltd.                                        133,327     231,747
    Suncorp Group, Ltd.                                          100,632     994,942
*   Sundance Energy Australia, Ltd.                              370,784      56,442
#   Super Retail Group, Ltd.                                      40,724     301,108
    Sydney Airport                                                41,112     182,441
    Tabcorp Holdings, Ltd.                                       189,351     680,575
    Tassal Group, Ltd.                                            47,877     167,751
    Tatts Group, Ltd.                                            211,298     695,636
    Technology One, Ltd.                                          42,838     167,420
    Telstra Corp., Ltd.                                           87,765     332,984
    Telstra Corp., Ltd. ADR                                          939      17,850
#*  Ten Network Holdings, Ltd.                                    55,008      37,577
#   TFS Corp., Ltd.                                               95,042     113,277
    Thorn Group, Ltd.                                             47,733      62,633
    Tox Free Solutions, Ltd.                                      75,597     151,947
#   TPG Telecom, Ltd.                                             23,405     114,980
    Transurban Group                                              47,455     367,211
    Treasury Wine Estates, Ltd.                                  142,950   1,261,108
*   Troy Resources, Ltd.                                          92,972      10,625
    Village Roadshow, Ltd.                                        15,854      47,659
*   Virgin Australia Holdings, Ltd.                              328,693      54,856
    Virtus Health, Ltd.                                           27,298     106,052
#   Vita Group, Ltd.                                              14,846      35,814
#   Vocus Group, Ltd.                                             89,250     273,703
    Webjet, Ltd.                                                  11,211      96,032
    Wesfarmers, Ltd.                                              31,563     964,239
#*  Western Areas, Ltd.                                           79,412     148,272
*   Westgold Resources, Ltd.                                      22,902      34,477
    Westpac Banking Corp.                                        198,957   4,789,586
    Westpac Banking Corp. Sponsored ADR                            6,839     165,093
#*  Whitehaven Coal, Ltd.                                        138,464     299,065
    Woodside Petroleum, Ltd.                                      59,391   1,423,994
    Woolworths, Ltd.                                              29,441     549,439
*   WorleyParsons, Ltd.                                           60,954     458,323
    WPP AUNZ, Ltd.                                                90,567      72,923
                                                                         -----------
TOTAL AUSTRALIA                                                           90,416,646
                                                                         -----------
AUSTRIA -- (0.4%)
    ANDRITZ AG                                                     9,020     487,529
*   Atrium European Real Estate, Ltd.                             27,321     114,721
#   Austria Technologie & Systemtechnik AG                         7,500      76,874
*   BUWOG AG                                                      20,343     485,434
*   CA Immobilien Anlagen AG                                      16,487     324,809

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
AUSTRIA -- (Continued)
#   DO & CO AG                                                       822 $   51,433
*   Erste Group Bank AG                                           24,924    759,713
    EVN AG                                                         5,678     69,522
*   FACC AG                                                        2,477     16,259
*   IMMOFINANZ AG                                                134,526    247,045
    Kapsch TrafficCom AG                                             909     37,400
    Lenzing AG                                                     1,417    202,446
    Mayr Melnhof Karton AG                                         1,829    206,387
*   Oesterreichische Post AG                                       4,225    152,840
    OMV AG                                                        46,516  1,627,970
    Palfinger AG                                                   2,705     91,074
    POLYTEC Holding AG                                             4,035     55,649
    Porr Ag                                                        1,812     78,542
*   Raiffeisen Bank International AG                              31,086    692,351
    RHI AG                                                         4,773    117,786
*   S IMMO AG                                                     12,329    143,094
    Schoeller-Bleckmann Oilfield Equipment AG                      1,136     85,609
    Semperit AG Holding                                            1,666     52,383
    Strabag SE                                                     4,363    159,820
*   Telekom Austria AG                                            39,079    240,622
    UNIQA Insurance Group AG                                      36,184    298,402
    Verbund AG                                                    13,454    216,913
    Vienna Insurance Group AG Wiener Versicherung Gruppe           7,491    182,565
    Voestalpine AG                                                24,110  1,022,342
    Wienerberger AG                                               32,519    627,728
    Zumtobel Group AG                                              4,990     83,829
                                                                         ----------
TOTAL AUSTRIA                                                             9,009,091
                                                                         ----------
BELGIUM -- (1.0%)
#*  Ablynx NV                                                      3,535     45,565
    Ackermans & van Haaren NV                                      6,095    831,181
    Ageas                                                         34,850  1,492,189
*   AGFA-Gevaert NV                                               65,370    257,845
    Anheuser-Busch InBev SA/NV                                    39,170  4,090,054
    Anheuser-Busch InBev SA/NV Sponsored ADR                       3,085    321,642
    Atenor                                                            81      4,034
    Banque Nationale de Belgique                                      13     40,412
    Barco NV                                                       3,211    279,355
    Bekaert SA                                                    10,006    434,242
    bpost SA                                                      20,204    488,746
#*  Celyad SA                                                      1,213     26,545
    Cie d'Entreprises CFE                                          2,251    248,611
*   Cie Immobiliere de Belgique SA                                   445     26,652
    Colruyt SA                                                    16,804    822,407
    D'ieteren SA                                                   7,036    317,860
    Econocom Group SA                                             19,795    298,944
    Elia System Operator SA                                        5,137    256,249
    Euronav NV                                                    30,070    234,828
    EVS Broadcast Equipment SA                                     2,800     96,771
#   Exmar NV                                                       8,759     69,838
#*  Fagron                                                         8,168     79,755
*   Galapagos NV                                                   6,439    419,609
    Gimv NV                                                        1,885    105,206

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
BELGIUM -- (Continued)
#   Ion Beam Applications                                          2,150 $    91,422
    KBC Group NV                                                  17,257   1,120,792
    Kinepolis Group NV                                             2,428     116,521
    Lotus Bakeries                                                    41     108,802
*   MDxHealth                                                      5,842      31,658
    Melexis NV                                                     2,752     206,862
#*  Nyrstar NV                                                    22,544     190,675
    Ontex Group NV                                                18,860     571,127
*   Orange Belgium SA                                              8,768     197,873
    Proximus SADP                                                 23,040     661,701
    Recticel SA                                                   20,604     153,649
    Resilux                                                          114      20,264
    Sioen Industries NV                                            1,678      53,023
    Sipef SA                                                         615      42,005
    Solvay SA                                                     14,767   1,731,427
*   Telenet Group Holding NV                                       5,281     283,378
#   TER Beke SA                                                       64      10,573
*   Tessenderlo Chemie NV                                          8,443     313,770
*   ThromboGenics NV                                               8,399      30,818
    UCB SA                                                        13,669     944,119
    Umicore SA                                                    23,463   1,314,267
    Van de Velde NV                                                1,202      84,077
*   Viohalco SA                                                    4,480       6,624
                                                                         -----------
TOTAL BELGIUM                                                             19,573,967
                                                                         -----------
BRAZIL -- (1.4%)
    AES Tiete Energia SA(BZ8W2J5)                                     13          12
    AES Tiete Energia SA(BZ8W2L7)                                 45,881     211,621
    Aliansce Shopping Centers SA                                  25,565     121,294
    Alupar Investimento SA                                        13,938      81,685
    Ambev SA ADR                                                  79,200     426,888
    Arezzo Industria e Comercio SA                                 9,000      83,132
*   B2W Cia Digital                                               45,290     172,418
    Banco Bradesco SA                                             54,739     558,333
    Banco do Brasil SA                                            63,950     631,286
    Banco Santander Brasil SA                                     25,400     252,362
    BB Seguridade Participacoes SA                                30,000     265,633
    BM&FBovespa SA--Bolsa de Valores Mercadorias e Futuros       335,382   1,967,834
*   BR Malls Participacoes SA                                    101,450     472,094
*   Brasil Brokers Participacoes SA                               21,900      12,184
    BrasilAgro--Co. Brasileira de Propriedades Agricolas           4,500      16,999
    Braskem SA Sponsored ADR                                       3,700      76,553
    BRF SA                                                        28,461     401,689
    BRF SA ADR                                                    10,100     142,713
    BTG Pactual Group                                             18,380      96,690
    CCR SA                                                       128,100     630,831
*   Centrais Eletricas Brasileiras SA                             60,600     400,508
    CETIP SA--Mercados Organizados                                48,400     722,766
    Cia Brasileira de Distribuicao ADR                             1,600      29,344
    Cia de Saneamento Basico do Estado de Sao Paulo               20,800     206,926
    Cia de Saneamento Basico do Estado de Sao Paulo ADR            6,900      68,724
    Cia de Saneamento de Minas Gerais-COPASA                      13,134     179,839
    Cia Energetica de Minas Gerais                                 9,500      29,264

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
BRAZIL -- (Continued)
    Cia Energetica de Minas Gerais Sponsored ADR                   8,800 $   24,992
    Cia Hering                                                    47,000    231,151
    Cia Paranaense de Energia                                      4,600     33,171
    Cia Paranaense de Energia Sponsored ADR                        2,400     24,504
*   Cia Siderurgica Nacional SA                                  180,473    661,946
*   Cia Siderurgica Nacional SA Sponsored ADR                     28,200    102,648
    Cielo SA                                                      20,880    175,472
*   Cosan Logistica SA                                            25,900     48,433
    Cosan SA Industria e Comercio                                 32,300    412,760
    CPFL Energia SA                                               12,164     97,740
    CPFL Energia SA ADR                                            1,903     30,562
    CVC Brasil Operadora e Agencia de Viagens SA                  11,400     94,072
    Cyrela Brazil Realty SA Empreendimentos e Participacoes       86,439    355,294
    Direcional Engenharia SA                                      40,100     75,230
*   Duratex SA                                                   102,483    245,297
    EcoRodovias Infraestrutura e Logistica SA                     50,055    135,482
    EDP--Energias do Brasil SA                                    62,388    278,125
    Embraer SA                                                    85,267    487,049
    Embraer SA ADR                                                 6,200    141,732
    Engie Brasil Energia SA                                       13,926    158,212
    Equatorial Energia SA                                         31,050    572,390
    Estacio Participacoes SA                                      79,102    399,112
    Even Construtora e Incorporadora SA                           75,100    107,022
    Ez Tec Empreendimentos e Participacoes SA                     16,283     94,344
    Fibria Celulose SA                                            38,795    361,757
    Fibria Celulose SA Sponsored ADR                               9,400     86,668
    Fleury SA                                                     11,900    143,471
    GAEC Educacao SA                                               5,400     22,963
    Gafisa SA                                                    141,500    110,492
    Gafisa SA ADR                                                 11,600     17,748
    Gerdau SA                                                     38,100    104,386
    Gerdau SA Sponsored ADR                                       32,200    123,326
    Grendene SA                                                   27,917    164,009
    Guararapes Confeccoes SA                                       2,600     56,238
    Helbor Empreendimentos SA                                     18,297     14,459
    Hypermarcas SA                                                40,600    360,151
    Iguatemi Empresa de Shopping Centers SA                       15,745    148,970
*   International Meal Co. Alimentacao SA                         46,600     77,617
    Iochpe Maxion SA                                              24,800    102,249
    Itau Unibanco Holding SA                                      25,070    255,800
    JBS SA                                                       131,647    497,315
    JSL SA                                                         7,500     22,959
    Kepler Weber SA                                                5,100     31,944
    Klabin SA                                                     29,700    153,095
    Kroton Educacional SA                                        249,153  1,068,256
    Light SA                                                      22,600    141,048
    Linx SA                                                       12,000     68,709
    Localiza Rent a Car SA                                        37,836    442,562
    Lojas Americanas SA                                           28,920    120,716
    Lojas Renner SA                                              112,400    851,865
*   LPS Brasil Consultoria de Imoveis SA                           9,200     13,375
    M Dias Branco SA                                               7,449    292,943
*   Magnesita Refratarios SA                                       8,000     62,213

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
BRAZIL -- (Continued)
    Mahle-Metal Leve SA                                           10,387 $    70,126
*   Marfrig Global Foods SA                                       73,600     150,910
*   Mills Estruturas e Servicos de Engenharia SA                  32,500      40,954
*   Minerva SA                                                    35,600     135,718
    MRV Engenharia e Participacoes SA                             88,300     357,625
    Multiplan Empreendimentos Imobiliarios SA                     12,000     237,841
    Multiplus SA                                                   7,000      79,038
    Natura Cosmeticos SA                                          31,300     251,015
    Odontoprev SA                                                 34,974     124,425
    Paranapanema SA                                               31,700      14,482
*   Petroleo Brasileiro SA                                       210,099   1,079,760
*   Petroleo Brasileiro SA Sponsored ADR                          31,500     323,190
    Porto Seguro SA                                               33,100     276,053
    Portobello SA                                                 13,500      11,362
*   Prumo Logistica SA                                            23,700      61,332
    QGEP Participacoes SA                                         33,000      59,472
    Qualicorp SA                                                  59,881     391,654
    Raia Drogasil SA                                              28,000     581,908
*   Restoque Comercio e Confeccoes de Roupas SA                    8,124      10,441
*   Rumo Logistica Operadora Multimodal SA                       143,511     341,820
*   Santos Brasil Participacoes SA                                45,000      30,566
    Sao Martinho SA                                               41,700     270,801
    Ser Educacional SA                                             6,300      35,461
    SLC Agricola SA                                               17,900      93,275
    Smiles SA                                                      9,000     148,529
    Sonae Sierra Brasil SA                                         4,600      26,983
    Sul America SA                                                68,500     404,126
    Tecnisa SA                                                    30,591      27,095
    Telefonica Brasil SA ADR                                       3,300      48,774
    Tim Participacoes SA                                          68,221     193,738
    Tim Participacoes SA ADR                                       2,300      32,499
    Totvs SA                                                      28,763     238,211
    Transmissora Alianca de Energia Eletrica SA                   43,143     293,801
    Tupy SA                                                       11,300      42,746
    Ultrapar Participacoes SA                                     23,400     491,048
    Ultrapar Participacoes SA Sponsored ADR                          600      12,564
*   Usinas Siderurgicas de Minas Gerais SA                         8,700      22,838
    Vale SA                                                       69,783     712,808
    Vale SA Sponsored ADR                                         10,757     109,506
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao SA                                22,743     172,996
    Via Varejo SA                                                 50,400     143,470
    WEG SA                                                        36,300     183,270
                                                                         -----------
TOTAL BRAZIL                                                              27,497,897
                                                                         -----------
CANADA -- (6.5%)
    Absolute Software Corp.                                       12,073      64,946
    Acadian Timber Corp.                                           2,233      29,756
*   Advantage Oil & Gas, Ltd.                                     57,429     370,282
    Aecon Group, Inc.                                             17,632     220,188
*   Africa Oil Corp.                                              10,900      22,198
    Ag Growth International, Inc.                                  1,400      58,690
    AGF Management, Ltd. Class B                                  26,900     125,068

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
CANADA -- (Continued)
    Agnico Eagle Mines, Ltd.(008474108)                           21,851 $1,042,293
    Agnico Eagle Mines, Ltd.(2009823)                              3,800    181,261
    Agrium, Inc.(008916108)                                        4,605    473,901
    Agrium, Inc.(2213538)                                          2,400    247,184
    AGT Food & Ingredients, Inc.                                   9,300    254,504
    Aimia, Inc.                                                   54,178    355,150
*   Air Canada                                                    12,153    124,869
    AirBoss of America Corp.                                       5,883     60,085
*   Alacer Gold Corp.                                             74,203    136,859
    Alamos Gold, Inc. Class A(011532108)                           3,100     23,250
    Alamos Gold, Inc. Class A(BZ3DNP6)                            70,704    530,315
#   Alaris Royalty Corp.                                           7,431    125,463
    Algonquin Power & Utilities Corp.                             56,229    488,722
    Alimentation Couche-Tard, Inc. Class B                        10,539    482,789
#   AltaGas, Ltd.                                                 28,828    685,669
    Alterra Power Corp.                                            2,000      7,623
#   Altius Minerals Corp.                                         12,800    117,155
    Altus Group, Ltd.                                              6,200    142,225
*   Amaya, Inc.(02314M108)                                        16,194    222,667
*   Amaya, Inc.(BT8J595)                                             800     10,974
*   Americas Silver Corp.                                          3,200     10,870
    Andrew Peller, Ltd. Class A                                    8,300     67,867
#   ARC Resources, Ltd.                                           40,390    628,548
*   Argonaut Gold, Inc.                                           54,154    101,129
*   Asanko Gold, Inc.                                             42,200    154,693
    Atco, Ltd. Class I                                             7,342    258,529
*   Athabasca Oil Corp.                                          130,880    166,963
*   ATS Automation Tooling Systems, Inc.                          22,200    224,005
*   AuRico Metals, Inc.(05157J108)                                 1,363      1,196
*   AuRico Metals, Inc.(BYR52G5)                                  16,008     14,147
#   AutoCanada, Inc.                                               5,601    109,158
#*  Avigilon Corp.                                                11,368    125,976
*   B2Gold Corp.                                                 261,640    794,219
#   Badger Daylighting, Ltd.                                       7,700    195,155
#*  Ballard Power Systems, Inc.                                    4,200      7,811
    Bank of Montreal(063671101)                                   47,308  3,577,904
#   Bank of Montreal(2076009)                                      7,500    567,320
    Bank of Nova Scotia (The)(064149107)                          75,892  4,536,824
    Bank of Nova Scotia (The)(2076281)                             7,000    418,305
    Barrick Gold Corp.(067901108)                                  1,847     34,059
    Barrick Gold Corp.(2024644)                                   22,195    409,019
#*  Baytex Energy Corp.(07317Q105)                                18,982     75,928
*   Baytex Energy Corp.(B4VGVM3)                                  43,162    172,150
    BCE, Inc.(05534B760)                                           2,508    113,161
    BCE, Inc.(B188TH2)                                             1,600     72,128
#*  Bellatrix Exploration, Ltd.                                   71,271     59,153
*   Birchcliff Energy, Ltd.                                       65,515    403,789
    Bird Construction, Inc.                                       12,599     85,785
#   Black Diamond Group, Ltd.                                      8,500     35,208
*   BlackBerry, Ltd.(09228F103)                                    9,902     69,908
*   BlackBerry, Ltd.(BCBHZ31)                                     86,314    608,924
*   BlackPearl Resources, Inc.                                    34,200     40,738
*   Bombardier, Inc. Class A                                      25,639     50,638

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
CANADA -- (Continued)
*   Bombardier, Inc. Class B                                     211,819 $  405,325
    Bonavista Energy Corp.                                        64,572    229,258
#   Bonterra Energy Corp.                                          8,357    161,456
    Boralex, Inc. Class A                                         11,900    181,438
    Brookfield Asset Management, Inc. Class A(112585104)           9,384    324,499
    Brookfield Asset Management, Inc. Class A(2092599)             8,400    290,490
*   BRP, Inc.                                                      6,418    129,667
    CAE, Inc.(124765108)                                           3,940     55,948
    CAE, Inc.(2162760)                                            41,044    582,896
#   Calfrac Well Services, Ltd.                                   39,609    128,758
#   Callidus Capital Corp.                                         9,577    138,218
    Cameco Corp.(13321L108)                                       21,697    276,637
    Cameco Corp.(2166160)                                         54,651    695,921
*   Canaccord Genuity Group, Inc.                                 39,787    134,229
*   Canacol Energy, Ltd.                                          30,820     87,871
    Canadian Energy Services & Technology Corp.                   22,400    132,722
#   Canadian Imperial Bank of Commerce(136069101)                 17,619  1,501,139
    Canadian Imperial Bank of Commerce(2170525)                    2,500    212,891
    Canadian National Railway Co.(136375102)                      15,765  1,095,983
    Canadian National Railway Co.(2180632)                         2,800    194,607
    Canadian Natural Resources, Ltd.(136385101)                   74,149  2,241,524
    Canadian Natural Resources, Ltd.(2171573)                     13,300    402,092
    Canadian Pacific Railway, Ltd.(13645T100)                      2,397    362,283
    Canadian Pacific Railway, Ltd.(2793115)                        1,000    151,247
#   Canadian Tire Corp., Ltd. Class A                              7,600    808,272
    Canadian Utilities, Ltd. Class A                               4,900    139,478
#   Canadian Western Bank                                         31,416    714,390
    Canam Group, Inc.                                             11,921     84,375
    Canexus Corp.                                                 48,900     61,254
*   Canfor Corp.                                                  26,038    282,341
    Canfor Pulp Products, Inc.                                    10,290     82,794
    CanWel Building Materials Group, Ltd.                          9,407     42,435
    Canyon Services Group, Inc.                                   30,000    144,092
    Capital Power Corp.                                           17,600    333,808
*   Capstone Mining Corp.                                        121,117    134,962
    Cargojet, Inc.                                                 1,100     40,154
    Cascades, Inc.                                                22,053    200,828
    CCL Industries, Inc. Class B                                   2,100    432,184
#*  Celestica, Inc.(2263362)                                      27,951    388,146
*   Celestica, Inc.(15101Q108)                                    10,045    139,425
    Cenovus Energy, Inc.(15135U109)                               60,391    823,129
    Cenovus Energy, Inc.(B57FG04)                                 24,400    333,021
    Centerra Gold, Inc.                                           62,560    309,134
#*  Cequence Energy, Ltd.                                         13,500      3,424
    Cervus Equipment Corp.                                           700      8,155
*   CGI Group, Inc. Class A(39945C109)                            10,868    522,642
*   CGI Group, Inc. Class A(2159740)                               3,300    158,679
    Chartwell Retirement Residences                               31,600    369,365
    Chesswood Group, Ltd.                                            600      5,450
*   China Gold International Resources Corp., Ltd.                70,760    142,472
#   CI Financial Corp.                                            28,100    587,374
    Cineplex, Inc.                                                 7,067    284,527
    Clearwater Seafoods, Inc.                                      3,700     28,775

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CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
CANADA -- (Continued)
#   Cogeco Communications, Inc.                                    7,462 $407,148
    Cogeco, Inc.                                                   8,873  422,085
    Colliers International Group, Inc.(194693107)                  5,181  189,884
    Colliers International Group, Inc.(BYL7SB4)                      300   10,986
    Computer Modelling Group, Ltd.                                16,100  115,932
#   Concordia International Corp.                                  3,384    6,362
    Constellation Software, Inc.                                     900  406,499
*   Continental Gold, Inc.                                        26,200   87,182
#*  Copper Mountain Mining Corp.                                  62,600   56,286
    Corby Spirit and Wine, Ltd.                                    1,300   22,408
#   Corus Entertainment, Inc. Class B                             38,498  382,243
    Cott Corp.(2228952)                                           22,331  236,996
    Cott Corp.(22163N106)                                         15,320  162,392
    Crescent Point Energy Corp.(22576C101)                        28,949  337,835
    Crescent Point Energy Corp.(B67C8W8)                          17,993  209,763
*   Crew Energy, Inc.                                             47,600  211,799
*   CRH Medical Corp.                                             13,960   86,576
#*  Delphi Energy Corp.                                           55,063   61,781
#*  Denison Mines Corp.                                          193,074  143,925
*   Descartes Systems Group, Inc. (The)(249906108)                 1,800   39,330
*   Descartes Systems Group, Inc. (The)(2141941)                   3,600   78,598
*   Detour Gold Corp.                                             40,100  543,912
    DH Corp.                                                      17,200  304,148
    DHX Media, Ltd.(BRF12N3)                                      14,200   73,605
    DHX Media, Ltd.(BRF12P5)                                       2,100   10,877
*   DIRTT Environmental Solutions                                  5,600   29,867
    Dollarama, Inc.                                                6,800  514,997
    Dominion Diamond Corp.(257287102)                             13,799  138,128
    Dominion Diamond Corp.(B95LX89)                               10,972  109,868
    Dorel Industries, Inc. Class B                                 9,512  263,156
*   Dundee Precious Metals, Inc.                                  43,644   98,608
*   Eastmain Resources, Inc.                                      54,400   20,485
    ECN Capital Corp.                                             34,600   80,833
*   Eldorado Gold Corp.(284902103)                                 5,700   20,121
*   Eldorado Gold Corp.(2307873)                                 193,453  683,868
    Element Fleet Management Corp.                                73,566  715,166
    Emera, Inc.                                                    3,400  118,729
    Empire Co., Ltd. Class A                                      39,966  499,095
#   Enbridge Income Fund Holdings, Inc.                           23,123  607,551
#   Enbridge, Inc.(29250N105)                                     15,098  643,175
    Enbridge, Inc.(2466149)                                        2,927  124,615
    Encana Corp.(292505104)                                       30,117  384,293
    Encana Corp.(2793193)                                         50,084  639,305
*   Endeavour Mining Corp.                                        15,485  295,829
#   Enercare, Inc.                                                27,456  382,116
    Enerflex, Ltd.                                                26,156  368,445
*   Energy Fuels, Inc.                                            24,600   54,068
    Enerplus Corp.(292766102)                                     20,845  186,146
    Enerplus Corp.(B584T89)                                       25,582  228,051
    Enghouse Systems, Ltd.                                         4,115  160,900
    Ensign Energy Services, Inc.                                  39,316  267,998
*   Epsilon Energy, Ltd.                                           3,400    8,858
    Equitable Group, Inc.                                          3,377  154,284

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
CANADA -- (Continued)
*   Essential Energy Services Trust                               80,200 $   47,457
    Evertz Technologies, Ltd.                                      6,000     79,308
#   Exchange Income Corp.                                          7,900    242,965
    Exco Technologies, Ltd.                                       15,400    121,661
#   Extendicare, Inc.                                             15,061    119,678
    Fairfax Financial Holdings, Ltd.                               2,431  1,135,868
    Fiera Capital Corp.                                            9,900    100,959
#   Finning International, Inc.                                   39,070    790,858
#   Firm Capital Mortgage Investment Corp.                         6,900     74,024
    First Capital Realty, Inc.                                    13,500    214,755
*   First Majestic Silver Corp.(32076V103)                         3,500     33,600
#*  First Majestic Silver Corp.(2833583)                          43,419    416,088
    First National Financial Corp.                                 3,300     73,342
    First Quantum Minerals, Ltd.                                 107,895  1,360,659
    FirstService Corp.(33767E103)                                  5,171    257,981
    FirstService Corp.(BYL7ZF7)                                      300     14,974
    Fortis, Inc.                                                  15,800    508,028
*   Fortuna Silver Mines, Inc.                                    35,594    221,565
    Franco-Nevada Corp.                                            5,207    338,663
#   Freehold Royalties, Ltd.                                      20,300    201,557
#   Gamehost, Inc.                                                 5,287     46,522
#   Genworth MI Canada, Inc.                                      14,462    362,647
    George Weston, Ltd.                                            4,721    402,641
    Gibson Energy, Inc.                                           29,664    431,994
    Gildan Activewear, Inc.(2254645)                               4,400    115,102
    Gildan Activewear, Inc.(375916103)                            12,504    327,230
    Gluskin Sheff + Associates, Inc.                               9,100    127,767
    GMP Capital, Inc.                                              2,900      9,249
    goeasy, Ltd.                                                   1,400     31,416
    Goldcorp, Inc.(380956409)                                     42,070    680,272
    Goldcorp, Inc.(2676302)                                       13,300    215,049
#*  Golden Star Resources, Ltd.                                   74,400     63,465
*   Gran Tierra Energy, Inc.                                      96,698    248,201
    Granite Oil Corp.                                             12,933     50,986
*   Great Canadian Gaming Corp.                                   13,808    269,846
    Great-West Lifeco, Inc.                                       12,600    345,296
    Guardian Capital Group, Ltd. Class A                           3,500     65,952
*   Heroux-Devtek, Inc.                                            5,100     56,712
    High Liner Foods, Inc.                                         9,675    142,309
#   Home Capital Group, Inc.                                      21,422    489,434
    Horizon North Logistics, Inc.                                 38,323     59,491
    HudBay Minerals, Inc.                                         77,695    608,424
#   Hudson's Bay Co.                                              20,350    156,388
*   Husky Energy, Inc.                                            44,739    577,263
    Hydro One, Ltd.                                                5,871    108,509
*   IAMGOLD Corp.(450913108)                                       6,100     28,182
*   IAMGOLD Corp.(2446646)                                       118,864    549,903
    IGM Financial, Inc.                                            6,100    187,465
#*  Imperial Metals Corp.                                         13,100     68,457
    Imperial Oil, Ltd.(453038408)                                 14,886    489,452
    Imperial Oil, Ltd.(2454241)                                    1,000     32,876
    Industrial Alliance Insurance & Financial Services, Inc.      22,878    962,590
    Information Services Corp.                                     1,100     16,848

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
CANADA -- (Continued)
    Innergex Renewable Energy, Inc.                               22,100 $  234,205
    Intact Financial Corp.                                         4,500    328,565
#   Inter Pipeline, Ltd.                                          16,600    360,002
*   Interfor Corp.                                                22,002    233,504
    Intertape Polymer Group, Inc.                                 11,632    212,125
*   Ithaca Energy, Inc.                                          110,800    149,011
*   Ivanhoe Mines, Ltd. Class A                                  136,500    416,450
    Jean Coutu Group PJC, Inc. (The) Class A                      13,907    218,558
    Just Energy Group, Inc.                                       24,151    143,468
    K-Bro Linen, Inc.                                                100      3,169
    Keyera Corp.                                                  16,900    496,123
*   Kinross Gold Corp.                                           283,845  1,105,932
*   Kirkland Lake Gold, Ltd.                                      21,213    152,098
*   Klondex Mines, Ltd.                                           49,622    245,584
*   Knight Therapeutics, Inc.                                     31,927    252,226
    Labrador Iron Ore Royalty Corp.                               17,039    245,912
    Laurentian Bank of Canada                                     12,025    543,932
    Leon's Furniture, Ltd.                                         1,715     25,134
    Linamar Corp.                                                 15,254    670,648
    Liquor Stores N.A., Ltd.                                       8,548     66,742
    Loblaw Cos., Ltd.                                              7,900    415,202
    Lucara Diamond Corp.                                         104,688    236,528
*   Lundin Mining Corp.                                          166,605  1,019,155
    MacDonald Dettwiler & Associates, Ltd.                         7,573    419,432
    Magellan Aerospace Corp.                                       4,628     63,200
    Magna International, Inc.(2554475)                             8,400    363,371
    Magna International, Inc.(559222401)                          29,609  1,281,477
*   Mainstreet Equity Corp.                                          400     10,252
*   Major Drilling Group International, Inc.                      27,400    165,716
    Mandalay Resources Corp.                                      99,204     67,089
    Manitoba Telecom Services, Inc.                                6,000    173,187
    Manulife Financial Corp.(56501R106)                           59,929  1,148,240
    Manulife Financial Corp.(2492519)                             64,658  1,239,744
    Maple Leaf Foods, Inc.                                        22,800    522,670
    Martinrea International, Inc.                                 27,218    172,355
#   Medical Facilities Corp.                                      10,300    150,077
#*  MEG Energy Corp.                                              46,443    241,272
#*  Merus Labs International, Inc.                                26,514     21,395
    Methanex Corp.(59151K108)                                      6,583    329,479
#   Methanex Corp.(2654416)                                        3,300    164,994
    Metro, Inc.                                                   11,400    346,315
*   Midas Gold Corp.                                              22,000     14,540
*   Mitel Networks Corp.                                          21,512    149,282
    Morguard Corp.                                                   200     26,605
#   Morneau Shepell, Inc.                                         16,311    233,023
    MTY Food Group, Inc.                                           1,997     72,560
    Mullen Group, Ltd.                                            30,887    445,058
    National Bank of Canada                                       48,674  2,101,071
    Nevsun Resources, Ltd.                                        88,859    279,978
    New Flyer Industries, Inc.                                     9,007    288,639
*   New Gold, Inc.                                               140,578    374,875
#   Newalta Corp.                                                 31,498     56,400
    Norbord, Inc.                                                  7,800    193,614

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
CANADA -- (Continued)
    North American Energy Partners, Inc.                           1,600 $    8,287
    North West Co., Inc. (The)                                     9,900    222,764
#   Northern Blizzard Resources, Inc.                             12,184     36,049
#   Northland Power, Inc.                                         15,401    283,343
*   NuVista Energy, Ltd.                                          42,994    215,094
    OceanaGold Corp.                                             162,482    564,395
    Onex Corp.                                                     3,880    271,518
    Open Text Corp.(683715106)                                     9,400    322,138
    Open Text Corp.(2260824)                                       5,000    171,143
    Osisko Gold Royalties, Ltd.                                   20,200    221,676
*   Painted Pony Petroleum, Ltd.                                  28,700    172,476
    Pan American Silver Corp.(697900108)                          15,252    297,872
    Pan American Silver Corp.(2669272)                            26,261    511,799
*   Paramount Resources, Ltd. Class A                              8,354    107,342
*   Parex Resources, Inc.                                         25,834    300,578
#   Parkland Fuel Corp.                                           14,566    304,025
    Pason Systems, Inc.                                           12,237    179,053
    Pembina Pipeline Corp.(B4PPQG5)                                8,400    260,484
    Pembina Pipeline Corp.(B4PT2P8)                                2,200     68,253
#*  Pengrowth Energy Corp.                                       167,268    209,527
*   Penn West Petroleum, Ltd.(707887105)                           4,500      7,695
#*  Penn West Petroleum, Ltd.(B63FY34)                           155,839    265,869
#   Peyto Exploration & Development Corp.                         17,348    377,556
    PHX Energy Services Corp.                                      6,100     18,892
*   Pine Cliff Energy, Ltd.                                       15,000     11,297
#   Pizza Pizza Royalty Corp.                                      5,200     69,333
*   Platinum Group Metals, Ltd.                                   11,073     18,891
    Potash Corp. of Saskatchewan, Inc.(73755L107)                 75,135  1,397,511
    Potash Corp. of Saskatchewan, Inc.(2696980)                    2,000     37,210
#   PrairieSky Royalty, Ltd.                                       6,748    158,166
*   Precision Drilling Corp.(74022D308)                            7,600     42,864
*   Precision Drilling Corp.(B5YPLH9)                             82,266    462,776
    Premium Brands Holdings Corp.                                  5,100    273,293
*   Pretium Resources, Inc.                                       35,362    380,999
#*  Primero Mining Corp.                                          58,000     43,681
    Pure Technologies, Ltd.                                        2,700      9,358
    Quebecor, Inc. Class B                                        10,797    325,175
*   Raging River Exploration, Inc.                                35,154    255,569
*   Redknee Solutions, Inc.                                        2,714      3,713
    Reitmans Canada, Ltd. Class A                                 10,570     49,144
    Restaurant Brands International, Inc.                          5,000    245,264
    Richelieu Hardware, Ltd.                                       9,000    188,473
*   Richmont Mines, Inc.                                          12,799    104,949
#   Ritchie Bros Auctioneers, Inc.(767744105)                      8,718    282,812
    Ritchie Bros Auctioneers, Inc.(2345390)                        1,600     51,864
#*  RMP Energy, Inc.                                              44,300     26,554
    Rocky Mountain Dealerships, Inc.                               3,000     25,499
    Rogers Communications, Inc. Class B(775109200)                 5,817    252,458
    Rogers Communications, Inc. Class B(2169051)                   1,000     43,381
#   Rogers Sugar, Inc.                                            35,700    182,169
    Royal Bank of Canada(780087102)                               72,182  5,187,720
    Royal Bank of Canada(2754383)                                  8,100    582,391
    Russel Metals, Inc.                                           13,780    285,925

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
CANADA -- (Continued)
#*  Sabina Gold & Silver Corp.                                    83,900 $   86,398
*   Sandstorm Gold, Ltd.                                          41,045    181,055
    Sandvine Corp.                                                46,871    101,576
    Saputo, Inc.                                                  15,000    552,277
*   Savanna Energy Services Corp.                                  8,000     12,296
    Secure Energy Services, Inc.                                  34,189    283,759
*   SEMAFO, Inc.                                                  81,600    304,138
*   Seven Generations Energy, Ltd. Class A                         8,445    168,803
    Shaw Communications, Inc. Class B(82028K200)                  20,012    432,059
    Shaw Communications, Inc. Class B(2801836)                     9,300    200,616
    ShawCor, Ltd.                                                 12,004    335,328
*   Sherritt International Corp.                                 128,802    142,536
#   Sienna Senior Living, Inc.                                     8,700    114,128
*   Sierra Wireless, Inc.(826516106)                              10,437    183,169
*   Sierra Wireless, Inc.(2418968)                                 1,300     22,728
*   Silver Standard Resources, Inc.                               29,952    316,495
    Silver Wheaton Corp.(828336107)                               19,618    434,146
    Silver Wheaton Corp.(B058ZX6)                                  1,900     42,008
    SNC-Lavalin Group, Inc.                                       29,499  1,271,319
*   Solium Capital, Inc.                                           3,615     22,558
*   Spartan Energy Corp.                                          94,031    205,947
    Sprott, Inc.                                                  50,200     88,730
    Stantec, Inc.(2854238)                                         6,001    160,857
    Stantec, Inc.(85472N109)                                       9,664    258,995
    Stella-Jones, Inc.                                             7,200    221,326
*   Stornoway Diamond Corp.                                      126,700     82,763
    Stuart Olson, Inc.                                             2,400      9,683
#   Student Transportation, Inc.                                  21,300    116,710
    Sun Life Financial, Inc.(866796105)                           33,146  1,307,941
    Sun Life Financial, Inc.(2566124)                              7,500    296,023
    Suncor Energy, Inc.(867224107)                                53,336  1,655,549
    Suncor Energy, Inc.(B3NB1P2)                                  36,337  1,127,035
*   SunOpta, Inc.(8676EP108)                                       4,997     34,979
*   SunOpta, Inc.(2817510)                                        16,545    115,577
#   Superior Plus Corp.                                           34,100    337,004
#   Surge Energy, Inc.                                            85,349    184,964
    Tahoe Resources, Inc.(873868103)                               2,994     27,365
    Tahoe Resources, Inc.(B5B9KV1)                                51,003    465,252
*   Taseko Mines, Ltd.                                            55,800     82,333
    Teck Resources, Ltd. Class B(878742204)                        9,977    244,836
    Teck Resources, Ltd. Class B(2879327)                         52,787  1,293,662
    TELUS Corp.                                                    3,501    116,875
*   Tembec, Inc.                                                  12,900     29,741
*   Teranga Gold Corp.                                           133,100     90,012
    TFI International, Inc.                                       29,120    788,170
*   Theratechnologies, Inc.                                       19,400     47,857
    Thomson Reuters Corp.                                          8,549    383,337
*   Timmins Gold Corp.                                            83,300     33,928
    TMX Group, Ltd.                                                8,844    468,146
#   TORC Oil & Gas, Ltd.                                          43,258    241,680
*   Torex Gold Resources, Inc.                                    15,880    336,821
    Toromont Industries, Ltd.                                     14,273    462,330
    Toronto-Dominion Bank (The)(891160509)                        57,467  2,975,067

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
CANADA -- (Continued)
    Toronto-Dominion Bank (The)(2897222)                            18,100 $    937,653
    Torstar Corp. Class B                                           13,300       19,522
    Total Energy Services, Inc.                                      7,750       88,027
*   Tourmaline Oil Corp.                                            53,546    1,251,773
    TransAlta Corp.(89346D107)                                       8,000       47,200
    TransAlta Corp.(2901628)                                        67,542      399,672
#   TransAlta Renewables, Inc.                                      18,278      207,888
    TransCanada Corp.(89353D107)                                    19,423      917,154
    TransCanada Corp.(2665184)                                       6,100      287,784
    Transcontinental, Inc. Class A                                  20,200      336,395
    TransGlobe Energy Corp.                                         22,900       38,541
*   Trevali Mining Corp.                                           154,000      150,302
*   Trican Well Service, Ltd.                                       41,564      156,194
*   Trilogy Energy Corp.                                            19,574      102,289
    Trinidad Drilling, Ltd.                                         70,101      156,767
*   Turquoise Hill Resources, Ltd.(900435108)                        7,000       25,270
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                         72,024      260,698
    Uni-Select, Inc.                                                11,348      258,660
*   Valeant Pharmaceuticals International, Inc.(91911K102)           3,988       54,955
*   Valeant Pharmaceuticals International, Inc.(B3XSX46)             8,700      120,078
    Valener, Inc.                                                    7,219      113,507
    Veresen, Inc.                                                   74,846      760,970
    Vermilion Energy, Inc.(923725105)                               10,430      429,612
#   Vermilion Energy, Inc.(B607XS1)                                    700       28,877
    Wajax Corp.                                                      3,800       71,751
    Waste Connections, Inc.(94106B101)                               4,877      391,632
    Waste Connections, Inc.(BYQFRK5)                                 1,974      158,326
#*  Wesdome Gold Mines, Ltd.                                        66,400      132,672
    West Fraser Timber Co., Ltd.                                    20,894      713,567
    Western Energy Services Corp.                                   18,886       43,541
    Western Forest Products, Inc.                                  118,400      169,240
#   WestJet Airlines, Ltd.                                             700       11,813
    Westshore Terminals Investment Corp.                             9,700      190,161
    Whitecap Resources, Inc.                                       107,500      855,869
    Wi-LAN, Inc.                                                    46,582       76,249
    Winpak, Ltd.                                                     5,900      212,695
    WSP Global, Inc.                                                17,419      612,828
    Yamana Gold, Inc.(98462Y100)                                     3,700       12,247
    Yamana Gold, Inc.(2219279)                                     166,449      550,033
*   Yangarra Resources, Ltd.                                         7,391       13,518
*   Yellow Pages, Ltd.                                               7,290      100,281
    ZCL Composites, Inc.                                             7,400       70,744
                                                                           ------------
TOTAL CANADA                                                                131,928,804
                                                                           ------------
CHILE -- (0.3%)
    AES Gener SA                                                   171,505       59,789
    Aguas Andinas SA Class A                                       326,944      177,572
    Banco de Chile                                                 203,278       24,231
    Banco de Chile ADR                                                 730       52,056
    Banco de Credito e Inversiones                                   5,190      266,920
    Banco Santander Chile                                        3,294,594      178,349
    Banco Santander Chile ADR                                        3,900       84,201
    Besalco SA                                                      37,744       14,846

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES    VALUE++
                                                                 ---------- ----------
CHILE -- (Continued)
    CAP SA                                                           29,598 $  272,389
    Cencosud SA                                                      81,118    236,437
    Cia Cervecerias Unidas SA                                        11,692    132,433
    Cia Cervecerias Unidas SA Sponsored ADR                           1,300     29,367
*   Cia Sud Americana de Vapores SA                               3,186,896     95,559
    Colbun SA                                                       487,862     92,946
    Embotelladora Andina SA Class B ADR                               1,917     41,216
*   Empresa Nacional de Telecomunicaciones SA                        43,357    469,021
    Empresas CMPC SA                                                103,369    222,504
    Empresas COPEC SA                                                21,876    223,820
    Enel Americas SA Sponsored ADR                                   63,894    576,963
    Enel Chile SA                                                    25,734    124,038
#   Enel Generacion Chile SA Sponsored ADR                            1,950     37,791
    Engie Energia Chile SA                                           79,205    130,668
    Forus SA                                                          4,073     13,000
    Grupo Security SA                                                31,248     10,743
    Inversiones Aguas Metropolitanas SA                             119,659    172,346
    Inversiones La Construccion SA                                   14,953    194,850
    Itau CorpBanca                                               24,862,734    203,759
*   Latam Airlines Group SA                                          25,759    237,965
*   Latam Airlines Group SA Sponsored ADR                            43,851    402,114
    Masisa SA                                                       669,547     32,601
    Parque Arauco SA                                                103,309    250,828
    Ripley Corp. SA                                                 199,566    119,984
    SACI Falabella                                                   12,651    102,551
    Salfacorp SA                                                     43,881     31,370
    Sociedad Matriz SAAM SA                                         139,730     11,224
    Sociedad Quimica y Minera de Chile SA Sponsored ADR               3,935    127,179
    Sonda SA                                                         91,630    149,048
    Vina Concha y Toro SA                                            80,143    130,370
                                                                            ----------
TOTAL CHILE                                                                  5,733,048
                                                                            ----------
CHINA -- (6.1%)
*   21Vianet Group, Inc. ADR                                         11,516     82,570
    361 Degrees International, Ltd.                                 297,000    127,213
#*  500.com, Ltd. Class A ADR                                         5,095     68,324
*   51job, Inc. ADR                                                   2,100     73,878
#*  58.com, Inc. ADR                                                 19,102    557,396
#   AAC Technologies Holdings, Inc.                                  57,000    585,372
    Agile Group Holdings, Ltd.                                      536,000    286,216
    Agricultural Bank of China, Ltd. Class H                      2,236,000    934,025
    Air China, Ltd. Class H                                         338,000    241,849
    Ajisen China Holdings, Ltd.                                     208,000     83,219
*   Alibaba Group Holding, Ltd. Sponsored ADR                        18,010  1,824,593
#*  Alibaba Pictures Group, Ltd.                                    760,000    127,682
*   Aluminum Corp. of China, Ltd. ADR                                 2,000     25,780
#*  Aluminum Corp. of China, Ltd. Class H                           566,000    292,344
    AMVIG Holdings, Ltd.                                             54,000     18,511
*   Angang Steel Co., Ltd. Class H                                  254,000    194,459
#   Anhui Conch Cement Co., Ltd. Class H                             90,000    289,617
    Anhui Expressway Co., Ltd. Class H                               88,000     65,333
#   Anta Sports Products, Ltd.                                      145,000    461,514
*   Anton Oilfield Services Group                                   366,000     54,406

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CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
CHINA -- (Continued)
    Asia Cement China Holdings Corp.                                45,000 $   11,109
*   AVIC International Holding HK, Ltd.                            754,000     48,253
    AVIC International Holdings, Ltd. Class H                       96,000     50,720
    AviChina Industry & Technology Co., Ltd. Class H               583,000    427,961
    BAIC Motor Corp., Ltd. Class H                                 313,000    299,979
*   Baidu, Inc. Sponsored ADR                                        2,922    511,555
    Bank of China, Ltd. Class H                                  4,644,000  2,103,344
    Bank of Chongqing Co., Ltd. Class H                            137,500    118,371
    Bank of Communications Co., Ltd. Class H                       531,000    390,573
#*  Baoxin Auto Group, Ltd.                                         15,664      5,294
    Baoye Group Co., Ltd. Class H                                   62,000     45,856
    BBMG Corp. Class H                                             516,000    198,020
    Beijing Capital International Airport Co., Ltd. Class H        430,000    415,991
    Beijing Capital Land, Ltd. Class H                             374,000    147,847
    Beijing Enterprises Holdings, Ltd.                             104,000    518,425
*   Beijing Enterprises Medical & Health Group, Ltd.               588,000     32,097
*   Beijing Enterprises Water Group, Ltd.                          788,000    546,542
    Beijing Jingneng Clean Energy Co., Ltd. Class H                352,000    104,722
    Beijing North Star Co., Ltd. Class H                           192,000     60,590
#*  Beijing Properties Holdings, Ltd.                              396,000     18,833
    Beijing Urban Construction Design & Development Group Co.,
      Ltd. Class H                                                  36,000     22,710
    Belle International Holdings, Ltd.                           1,315,000    801,551
    Best Pacific International Holdings, Ltd.                      132,000    107,608
#*  Biostime International Holdings, Ltd.                           57,500    196,156
*   Bitauto Holdings, Ltd. ADR                                      10,978    214,071
#   Bloomage Biotechnology Corp., Ltd.                              52,500     80,069
#   Boer Power Holdings, Ltd.                                       90,000     34,314
    Bosideng International Holdings, Ltd.                          646,000     56,352
*   Boyaa Interactive International, Ltd.                           74,000     37,540
#   Brilliance China Automotive Holdings, Ltd.                     456,000    642,385
#   Byd Co., Ltd. Class H                                           48,500    268,296
    BYD Electronic International Co., Ltd.                         224,500    180,104
    C C Land Holdings, Ltd.                                        439,000    133,015
#*  C.banner International Holdings, Ltd.                          138,000     40,853
    Cabbeen Fashion, Ltd.                                           43,000     11,394
#   Canvest Environmental Protection Group Co., Ltd.                58,000     29,134
*   Capital Environment Holdings, Ltd.                             426,000     13,499
#*  CAR, Inc.                                                      247,000    237,496
    Central China Real Estate, Ltd.                                 83,000     18,576
    Central China Securities Co., Ltd. Class H                     343,000    174,393
    Century Sunshine Group Holdings, Ltd.                          235,000      8,913
*   CGN Meiya Power Holdings Co., Ltd.                             388,000     58,135
    CGN Power Co., Ltd. Class H                                    430,000    121,252
    Changshouhua Food Co., Ltd.                                     30,000     14,818
*   Changyou.com, Ltd. ADR                                           3,438     82,925
    Chaowei Power Holdings, Ltd.                                   236,000    194,055
*   Cheetah Mobile, Inc. ADR                                         3,300     32,604
#   China Aerospace International Holdings, Ltd.                   678,000     88,743
*   China Agri-Industries Holdings, Ltd.                           696,000    321,095
    China All Access Holdings, Ltd.                                154,000     47,264
*   China Animal Healthcare, Ltd.                                   42,000      5,278
#   China Animation Characters Co., Ltd.                           132,000     62,017
    China Aoyuan Property Group, Ltd.                              403,000     91,102

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
CHINA -- (Continued)
#   China BlueChemical, Ltd. Class H                               592,000 $  204,823
    China Cinda Asset Management Co., Ltd. Class H               1,851,000    641,252
    China CITIC Bank Corp., Ltd. Class H                           568,000    373,578
#*  China Coal Energy Co., Ltd. Class H                            459,000    239,359
    China Communications Construction Co., Ltd. Class H            386,000    464,585
    China Communications Services Corp., Ltd. Class H              620,000    421,458
    China Conch Venture Holdings, Ltd.                             184,000    353,274
    China Construction Bank Corp. Class H                        7,651,000  5,672,362
#*  China Datang Corp. Renewable Power Co., Ltd. Class H           187,000     16,571
*   China Daye Non-Ferrous Metals Mining, Ltd.                   1,212,000     23,488
    China Dongxiang Group Co., Ltd.                              1,085,000    202,218
*   China Dynamics Holdings, Ltd.                                1,210,000     45,935
#   China Eastern Airlines Corp., Ltd. Class H                     298,000    150,282
#   China Electronics Corp. Holdings Co., Ltd.                      56,000     11,049
*   China Electronics Optics Valley Union Holding Co., Ltd.        380,000     40,477
    China Everbright Bank Co., Ltd. Class H                        439,000    211,309
    China Everbright International, Ltd.                           255,000    309,265
    China Everbright Water, Ltd.                                    52,000     15,835
    China Everbright, Ltd.                                         240,000    458,215
#   China Evergrande Group                                       1,120,000    780,158
#*  China Fiber Optic Network System Group, Ltd.                   310,000     27,968
    China Foods, Ltd.                                              312,000    140,675
    China Fordoo Holdings, Ltd.                                     47,000     47,210
    China Galaxy Securities Co., Ltd. Class H                      467,500    433,993
#   China Gas Holdings, Ltd.                                       364,000    526,945
*   China Glass Holdings, Ltd.                                      86,000      9,294
#   China Greenland Broad Greenstate Group Co., Ltd.               160,000     27,808
*   China Hanking Holdings, Ltd.                                    88,000     12,206
#   China Harmony New Energy Auto Holding, Ltd.                    226,000    108,118
#   China Hongqiao Group, Ltd.                                     399,500    410,439
*   China Huarong Asset Management Co., Ltd. Class H               205,000     77,710
#   China Huishan Dairy Holdings Co., Ltd.                         369,000    137,782
*   China Huiyuan Juice Group, Ltd.                                286,000     97,621
#   China International Marine Containers Group Co., Ltd.
      Class H                                                       97,100    145,218
    China Jinmao Holdings Group, Ltd.                            1,204,000    353,403
    China Lesso Group Holdings, Ltd.                               334,000    227,739
    China Life Insurance Co., Ltd. ADR                               7,800    107,250
    China Life Insurance Co., Ltd. Class H                          45,000    123,956
    China Lilang, Ltd.                                             174,000    105,207
    China Longyuan Power Group Corp., Ltd. Class H                 291,000    237,694
*   China LotSynergy Holdings, Ltd.                              2,120,000     72,122
#   China Machinery Engineering Corp. Class H                      207,000    133,216
#   China Maple Leaf Educational Systems, Ltd.                      96,000     57,819
    China Medical System Holdings, Ltd.                            245,000    399,236
    China Mengniu Dairy Co., Ltd.                                  268,000    500,261
    China Merchants Bank Co., Ltd. Class H                         283,000    708,735
    China Merchants Land, Ltd.                                     362,000     51,105
    China Merchants Port Holdings Co., Ltd.                        266,789    713,217
    China Minsheng Banking Corp., Ltd. Class H                     518,500    570,620
    China Mobile, Ltd.                                             283,000  3,184,492
#   China Mobile, Ltd. Sponsored ADR                                39,357  2,243,349
#*  China Modern Dairy Holdings, Ltd.                              776,000    191,357
    China Molybdenum Co., Ltd. Class H                             261,000     75,860

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
CHINA -- (Continued)
#   China National Building Material Co., Ltd. Class H             874,000 $  511,138
    China National Materials Co., Ltd. Class H                     391,000    101,538
*   China New Town Development Co., Ltd.                           612,500     30,346
#*  China Ocean Resources Co., Ltd.                                 29,759     32,115
*   China Oil & Gas Group, Ltd.                                  1,368,000    105,052
    China Oilfield Services, Ltd. Class H                          326,000    347,753
*   China Overseas Grand Oceans Group, Ltd.                        322,000    107,264
    China Overseas Land & Investment, Ltd.                         532,000  1,562,192
    China Overseas Property Holdings, Ltd.                         110,000     19,303
    China Pacific Insurance Group Co., Ltd. Class H                149,600    531,380
    China Petroleum & Chemical Corp. ADR                             2,000    160,080
    China Petroleum & Chemical Corp. Class H                     2,072,000  1,636,727
#   China Pioneer Pharma Holdings, Ltd.                            237,000     77,631
    China Power International Development, Ltd.                    682,000    245,777
    China Power New Energy Development Co., Ltd.                   100,000     56,639
*   China Properties Group, Ltd.                                    81,000     19,805
#*  China Public Procurement, Ltd.                               1,324,000     11,632
    China Railway Construction Corp., Ltd. Class H                 245,500    340,632
    China Railway Group, Ltd. Class H                              301,000    263,469
#*  China Rare Earth Holdings, Ltd.                                486,399     40,483
    China Reinsurance Group Corp. Class H                          420,000     96,560
*   China Resources Beer Holdings Co., Ltd.                        317,807    645,502
    China Resources Cement Holdings, Ltd.                          630,000    291,822
#   China Resources Gas Group, Ltd.                                188,000    594,150
    China Resources Land, Ltd.                                     400,000    989,421
*   China Resources Phoenix Healthcare Holdings Co., Ltd.           72,500     97,540
    China Resources Power Holdings Co., Ltd.                       204,690    351,552
*   China Ruifeng Renewable Energy Holdings, Ltd.                  252,000     28,514
    China Sanjiang Fine Chemicals Co., Ltd.                        129,000     40,540
    China SCE Property Holdings, Ltd.                              331,000    105,951
#*  China Shanshui Cement Group, Ltd.                              198,000     26,004
#*  China Shengmu Organic Milk, Ltd.                               383,000    102,410
    China Shenhua Energy Co., Ltd. Class H                         161,500    341,299
    China Shineway Pharmaceutical Group, Ltd.                       82,000     94,445
#   China Silver Group, Ltd.                                       244,000     45,382
#   China Singyes Solar Technologies Holdings, Ltd.                186,000     90,418
#   China South City Holdings, Ltd.                                932,000    199,634
    China Southern Airlines Co., Ltd. Class H                      376,000    215,350
    China Southern Airlines Co., Ltd. Sponsored ADR                  2,392     69,272
    China State Construction International Holdings, Ltd.          296,000    480,986
    China Suntien Green Energy Corp., Ltd. Class H                 337,000     51,990
*   China Taiping Insurance Holdings Co., Ltd.                     300,000    657,214
    China Telecom Corp., Ltd. ADR                                    1,739     83,559
    China Telecom Corp., Ltd. Class H                              354,000    167,137
    China Tian Lun Gas Holdings, Ltd.                               18,000     17,150
#   China Traditional Chinese Medii                                406,000    191,319
#   China Travel International Investment Hong Kong, Ltd.          866,000    242,242
    China Unicom Hong Kong, Ltd.                                 1,104,000  1,303,075
    China Unicom Hong Kong, Ltd. ADR                                32,502    389,049
    China Vanke Co., Ltd. Class H                                  132,100    335,106
    China Water Affairs Group, Ltd.                                210,000    142,840
#*  China Water Industry Group, Ltd.                               204,000     39,343
#*  China Yurun Food Group, Ltd.                                   427,000     66,315

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
CHINA -- (Continued)
#   China ZhengTong Auto Services Holdings, Ltd.                   337,500 $  119,537
#   China Zhongwang Holdings, Ltd.                                 536,000    236,640
*   Chinasoft International, Ltd.                                  322,000    154,518
    Chongqing Machinery & Electric Co., Ltd. Class H               482,000     56,880
    Chongqing Rural Commercial Bank Co., Ltd. Class H              808,000    492,016
    Chu Kong Shipping Enterprises Group Co., Ltd.                   78,000     20,201
    CIFI Holdings Group Co., Ltd.                                  744,000    209,183
#   CIMC Enric Holdings, Ltd.                                      122,000     68,071
*   CITIC Dameng Holdings, Ltd.                                    233,000     16,708
#*  CITIC Resources Holdings, Ltd.                                 532,000     77,776
    CITIC Securities Co., Ltd. Class H                             254,000    516,873
    CITIC, Ltd.                                                    600,000    889,499
    Citychamp Watch & Jewellery Group, Ltd.                        226,000     51,679
    Clear Media, Ltd.                                                5,000      5,237
    CNOOC, Ltd.                                                    782,000    976,525
    CNOOC, Ltd. Sponsored ADR                                        8,898  1,119,635
#*  Cogobuy Group                                                   89,000    120,855
#*  Colour Life Services Group Co., Ltd.                            64,000     41,907
    Comba Telecom Systems Holdings, Ltd.                           539,983    101,885
    Concord New Energy Group, Ltd.                               1,440,000     79,294
    Consun Pharmaceutical Group, Ltd.                               68,000     33,040
*   Coolpad Group, Ltd.                                          1,152,600    122,737
#*  COSCO SHIPPING Development Co., Ltd. Class H                   253,000     53,672
    COSCO SHIPPING Energy Transportation Co., Ltd. Class H         350,000    193,449
#*  COSCO SHIPPING Holdings Co., Ltd. Class H                       95,000     35,477
    COSCO SHIPPING International Hong Kong Co., Ltd.               128,000     57,636
    COSCO SHIPPING Ports, Ltd.                                     292,324    290,491
*   Coslight Technology International Group Co., Ltd.               46,000     31,544
#   Cosmo Lady China Holdings Co., Ltd.                            201,000     61,452
#   Country Garden Holdings Co., Ltd.                            1,172,000    672,040
    CP Pokphand Co., Ltd.                                        2,018,000    235,959
    CPMC Holdings, Ltd.                                            159,000     76,634
    CRRC Corp., Ltd. Class H                                       232,000    225,765
    CSPC Pharmaceutical Group, Ltd.                                856,000    963,392
#   CSSC Offshore and Marine Engineering Group Co., Ltd. Class H    24,000     45,719
#   CT Environmental Group, Ltd.                                   576,000    124,982
*   Ctrip.com International, Ltd. ADR                                8,145    351,945
    Dah Chong Hong Holdings, Ltd.                                  268,000    109,020
#   Dalian Port PDA Co., Ltd. Class H                              293,000     50,704
*   Daphne International Holdings, Ltd.                            304,000     27,240
    Datang International Power Generation Co., Ltd. Class H        388,000    100,607
    Dawnrays Pharmaceutical Holdings, Ltd.                         152,000     92,623
#*  Differ Group Holding Co., Ltd.                                 120,000     11,388
#   Digital China Holdings, Ltd.                                   188,000    164,243
#   Dongfang Electric Corp., Ltd. Class H                           96,800     97,610
    Dongfeng Motor Group Co., Ltd. Class H                         590,000    625,481
#   Dongjiang Environmental Co., Ltd. Class H                       33,000     55,980
*   Dongyue Group, Ltd.                                            320,000     21,191
    Dynagreen Environmental Protection Group Co., Ltd. Class H      57,000     27,023
#*  eHi Car Services, Ltd. Sponsored ADR                             1,532     15,519
    ENN Energy Holdings, Ltd.                                       80,000    394,396
#   EVA Precision Industrial Holdings, Ltd.                        500,000     67,282
#*  Fantasia Holdings Group Co., Ltd.                              676,500     84,095

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
CHINA -- (Continued)
    Far East Horizon, Ltd.                                         327,000 $  298,102
    First Tractor Co., Ltd. Class H                                 36,000     22,499
    Fosun International, Ltd.                                      292,072    443,288
#   Fu Shou Yuan International Group, Ltd.                         236,000    132,808
*   Fufeng Group, Ltd.                                             302,000    174,092
#*  Fuguiniao Co., Ltd. Class H                                     37,999     14,252
    Fullshare Holdings, Ltd.                                     1,240,000    522,433
    Future Land Development Holdings, Ltd.                         556,000    125,334
    Fuyao Glass Industry Group Co., Ltd. Class H                    50,000    147,786
#*  GCL-Poly Energy Holdings, Ltd.                               3,852,000    497,822
    Geely Automobile Holdings, Ltd.                                930,000  1,099,188
    Gemdale Properties & Investment Corp., Ltd.                    552,000     34,663
    GF Securities Co., Ltd. Class H                                 75,000    160,344
*   Glorious Property Holdings, Ltd.                               513,000     49,436
#   Golden Eagle Retail Group, Ltd.                                175,000    253,538
*   Golden Meditech Holdings, Ltd.                                 490,000     77,851
    Golden Throat Holdings Group Co., Ltd.                          79,000     31,495
#   Goldpac Group, Ltd.                                             23,000      6,627
#   GOME Electrical Appliances Holding, Ltd.                     3,982,000    495,584
#   Goodbaby International Holdings, Ltd.                          199,000     86,768
    Great Wall Motor Co., Ltd. Class H                             417,000    417,826
    Greatview Aseptic Packaging Co., Ltd.                          346,000    164,565
#*  Greenland Hong Kong Holdings, Ltd.                             314,000     69,751
#*  Greentown China Holdings, Ltd.                                 228,000    187,400
    Guangdong Investment, Ltd.                                     288,000    357,380
*   Guangdong Land Holdings, Ltd.                                   76,000     18,574
    Guangdong Yueyun Transportation Co., Ltd. Class H               79,000     44,418
    Guangshen Railway Co., Ltd. Class H                            216,000    139,280
    Guangshen Railway Co., Ltd. Sponsored ADR                          600     19,290
    Guangzhou Automobile Group Co., Ltd. Class H                    62,000     84,556
    Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.
      Class H                                                       14,000     34,235
#   Guangzhou R&F Properties Co., Ltd. Class H                     391,200    501,750
    Guolian Securities Co., Ltd. Class H                            57,500     30,542
*   Haichang Ocean Park Holdings, Ltd.                             129,000     29,696
    Haier Electronics Group Co., Ltd.                              161,000    283,200
    Haitian International Holdings, Ltd.                           119,000    242,074
    Haitong Securities Co., Ltd. Class H                           206,800    371,028
*   Hanergy Thin Film Power Group, Ltd.                            190,000        932
    Harbin Electric Co., Ltd. Class H                              218,000    108,539
#   Harmonicare Medical Holdings, Ltd.                              39,000     23,523
    Hengan International Group Co., Ltd.                           122,000    998,844
*   Hengdeli Holdings, Ltd.                                        720,000     90,508
#*  Hi Sun Technology China, Ltd.                                  459,000     75,178
    Hilong Holding, Ltd.                                           219,000     54,159
#*  HNA Holding Group Co., Ltd.                                    610,000     22,694
*   Honghua Group, Ltd.                                            716,000     75,847
#   Hopewell Highway Infrastructure, Ltd.                          118,500     62,422
    Hopson Development Holdings, Ltd.                              212,000    186,530
#   HOSA International, Ltd.                                       114,000     39,123
#   Hua Han Health Industry Holdings, Ltd.                       1,494,000     76,540
    Hua Hong Semiconductor, Ltd.                                    64,000     71,242
    Huadian Fuxin Energy Corp., Ltd. Class H                       428,000     99,382
    Huadian Power International Corp., Ltd. Class H                174,000     73,955

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
CHINA -- (Continued)
#   Huaneng Power International, Inc. Class H                      176,000 $  114,171
    Huaneng Power International, Inc. Sponsored ADR                    900     23,553
    Huaneng Renewables Corp., Ltd. Class H                       1,304,000    404,681
    Huatai Securities Co., Ltd. Class H                            110,600    213,299
#   Huishang Bank Corp., Ltd. Class H                              233,000    117,583
    Hydoo International Holding, Ltd.                               94,000      8,078
#*  IMAX China Holding, Inc.                                        12,300     56,996
    Industrial & Commercial Bank of China, Ltd. Class H          6,427,000  3,929,369
#   Intime Retail Group Co., Ltd.                                  352,000    434,385
*   JD.com, Inc. ADR                                                13,107    372,239
#   Jiangnan Group, Ltd.                                           392,000     55,423
    Jiangsu Expressway Co., Ltd. Class H                           130,000    162,813
    Jiangxi Copper Co., Ltd. Class H                               235,000    405,830
#*  JinkoSolar Holding Co., Ltd. ADR                                 7,293    104,436
#   Joy City Property, Ltd.                                        144,000     18,484
    Ju Teng International Holdings, Ltd.                           258,000     82,677
#   K Wah International Holdings, Ltd.                             479,913    239,719
#*  Kaisa Group Holdings, Ltd.                                      80,000      3,016
    Kangda International Environmental Co., Ltd.                   177,000     42,941
*   Kasen International Holdings, Ltd.                             100,000     18,687
    Kingboard Chemical Holdings, Ltd.                              208,500    717,456
    Kingboard Laminates Holdings, Ltd.                             274,500    302,020
#*  Kingdee International Software Group Co., Ltd.                 272,000    103,550
    Kingsoft Corp., Ltd.                                            11,000     23,029
#*  Ko Yo Chemical Group, Ltd.                                     568,000     14,958
#   Koradior Holdings, Ltd.                                         57,000     68,402
    Kunlun Energy Co., Ltd.                                        954,000    757,667
    KWG Property Holding, Ltd.                                     438,000    251,698
    Le Saunda Holdings, Ltd.                                        57,200     12,031
    Lee & Man Paper Manufacturing, Ltd.                            483,000    434,157
    Lee's Pharmaceutical Holdings, Ltd.                             37,500     32,822
    Lenovo Group, Ltd.                                           1,554,000  1,017,897
#*  Leyou Technologies Holdings, Ltd.                              770,000    159,163
*   Li Ning Co., Ltd.                                               76,500     48,546
*   Lianhua Supermarket Holdings Co., Ltd. Class H                 122,000     43,759
*   Lifestyle China Group, Ltd.                                    142,500     33,366
*   Lifetech Scientific Corp.                                      410,000     94,103
    Livzon Pharmaceutical Group, Inc. Class H                       17,450     99,931
    Logan Property Holdings Co., Ltd.                              280,000    113,556
    Longfor Properties Co., Ltd.                                   427,500    615,463
    Lonking Holdings, Ltd.                                         745,000    195,188
*   Loudong General Nice Resources China Holdings, Ltd.            171,000      9,962
    Luye Pharma Group, Ltd.                                        222,000    146,684
*   Maanshan Iron & Steel Co., Ltd. Class H                        478,000    175,169
*   Maoye International Holdings, Ltd.                             275,000     27,877
    Metallurgical Corp. of China, Ltd. Class H                     241,000     87,382
*   Microport Scientific Corp.                                     101,000     74,762
*   MIE Holdings Corp.                                             390,000     37,996
    MIN XIN Holdings, Ltd.                                          22,000     19,672
*   Mingfa Group International Co., Ltd.                           299,000     27,315
    Minmetals Land, Ltd.                                           270,000     32,209
    Minth Group, Ltd.                                              174,000    562,717
#*  MMG, Ltd.                                                      892,000    295,977

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
CHINA -- (Continued)
    Modern Land China Co., Ltd.                                    130,000 $   19,580
#*  Munsun Capital Group, Ltd.                                   2,646,000     77,513
#*  National Agricultural Holdings, Ltd.                           206,000     40,947
#   NetDragon Websoft Holdings, Ltd.                                25,500     74,207
    NetEase, Inc. ADR                                                6,120  1,553,868
    New China Life Insurance Co., Ltd. Class H                      34,300    165,496
*   New Oriental Education & Technology Group, Inc. Sponsored
      ADR                                                            8,400    399,420
*   New World Department Store China, Ltd.                          60,000      8,640
    Nexteer Automotive Group, Ltd.                                 216,000    268,302
    Nine Dragons Paper Holdings, Ltd.                              422,000    485,695
#*  Noah Holdings, Ltd. ADR                                          7,935    183,695
#*  North Mining Shares Co., Ltd.                                2,070,000     46,019
#*  NQ Mobile, Inc. Class A ADR                                     28,457    108,421
    NVC Lighting Holdings, Ltd.                                    480,000     57,937
#*  Ourgame International Holdings, Ltd.                            67,000     25,278
    Overseas Chinese Town Asia Holdings, Ltd.                       46,000     18,037
#*  Ozner Water International Holding, Ltd.                         62,000     14,772
#   Pacific Online, Ltd.                                           129,000     33,944
    Parkson Retail Group, Ltd.                                     263,000     29,741
#   PAX Global Technology, Ltd.                                    302,000    210,458
*   Peace Map Holding, Ltd.                                        560,000      9,531
    People's Insurance Co. Group of China, Ltd. (The) Class H      926,000    360,698
    PetroChina Co., Ltd. ADR                                         1,900    151,031
    PetroChina Co., Ltd. Class H                                 1,306,000  1,037,526
*   Phoenix New Media, Ltd. ADR                                      9,125     30,934
    Phoenix Satellite Television Holdings, Ltd.                    338,000     58,589
    PICC Property & Casualty Co., Ltd. Class H                     662,000  1,000,711
    Ping An Insurance Group Co. of China, Ltd. Class H             451,500  2,316,094
*   Ping An Securities Group Holdings, Ltd.                      2,660,000     31,026
    Poly Culture Group Corp., Ltd. Class H                          28,200     63,570
#*  Poly Property Group Co., Ltd.                                  641,000    249,300
#   Pou Sheng International Holdings, Ltd.                         528,000    119,993
    Powerlong Real Estate Holdings, Ltd.                           453,000    132,848
#*  PW Medtech Group, Ltd.                                         156,000     42,317
*   Q Technology Group Co., Ltd.                                    37,000     24,863
    Qingdao Port International Co., Ltd. Class H                   149,000     84,987
    Qingling Motors Co., Ltd. Class H                              202,000     66,342
    Qinhuangdao Port Co., Ltd. Class H                              86,500     20,558
*   Qinqin Foodstuffs Group Cayman Co., Ltd.                         8,900      2,815
    Real Nutriceutical Group, Ltd.                                 516,000     40,389
    Red Star Macalline Group Corp., Ltd. Class H                    23,000     23,078
#*  Redco Properties Group, Ltd.                                   122,000     52,203
#*  Renhe Commercial Holdings Co., Ltd.                          5,416,000    137,629
#*  REXLot Holdings, Ltd.                                        1,750,000     31,048
    Road King Infrastructure, Ltd.                                  83,000     71,456
*   Sany Heavy Equipment International Holdings Co., Ltd.          408,000     72,649
#   Seaspan Corp.                                                    3,775     36,240
#*  Semiconductor Manufacturing International Corp.                568,099    779,008
*   Semiconductor Manufacturing International Corp. ADR             30,682    211,092
    Shandong Chenming Paper Holdings, Ltd. Class H                 117,500    134,298
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H        380,000    248,584
    Shanghai Dasheng Agricultural Finance Technology Co., Ltd.
      Class H                                                      448,000     41,588
#*  Shanghai Electric Group Co., Ltd. Class H                      580,000    263,960

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES   VALUE++
                                                                 --------- --------
CHINA -- (Continued)
#   Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H           26,500 $ 87,916
*   Shanghai Fudan Microelectronics Group Co., Ltd. Class H         92,000   66,331
    Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd.
      Class H                                                       61,000   49,100
    Shanghai Haohai Biological Technology Co., Ltd. Class H          3,600   17,200
    Shanghai Industrial Holdings, Ltd.                             150,000  403,693
#   Shanghai Industrial Urban Development Group, Ltd.              504,000  131,851
    Shanghai Jin Jiang International Hotels Group Co., Ltd.
      Class H                                                      420,000  112,538
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H             126,600  322,420
    Shanghai Prime Machinery Co., Ltd. Class H                     320,000   59,380
    Shengjing Bank Co., Ltd. Class H                                48,500   48,438
    Shenguan Holdings Group, Ltd.                                  248,000   18,111
    Shenzhen Expressway Co., Ltd. Class H                          158,000  143,964
    Shenzhen International Holdings, Ltd.                          302,101  434,707
    Shenzhen Investment, Ltd.                                      988,982  402,134
#   Shenzhou International Group Holdings, Ltd.                     68,000  419,451
    Shimao Property Holdings, Ltd.                                 439,000  588,115
*   Shougang Concord International Enterprises Co., Ltd.           828,000   28,106
    Shougang Fushan Resources Group, Ltd.                          824,000  160,731
    Shui On Land, Ltd.                                           1,195,500  251,922
#*  Shunfeng International Clean Energy, Ltd.                      566,000   35,825
    Sichuan Expressway Co., Ltd. Class H                           178,000   67,801
    Sihuan Pharmaceutical Holdings Group, Ltd.                   1,248,000  367,344
#*  Silverman Holdings, Ltd.                                       122,000   19,137
    Sino Biopharmaceutical, Ltd.                                   877,000  688,337
#*  Sino Oil And Gas Holdings, Ltd.                              4,455,000  109,157
    Sino-Ocean Group Holdings, Ltd.                                720,000  310,084
#   Sinofert Holdings, Ltd.                                        754,000  125,856
*   Sinolink Worldwide Holdings, Ltd.                              518,000   62,530
#   SinoMedia Holding, Ltd.                                         54,000   13,050
    Sinopec Engineering Group Co., Ltd. Class H                    227,000  184,349
#   Sinopec Kantons Holdings, Ltd.                                 352,000  171,980
#*  Sinopec Oilfield Service Corp. Class H                         270,000   53,597
    Sinopec Shanghai Petrochemical Co., Ltd. Class H               518,000  320,752
    Sinopharm Group Co., Ltd. Class H                              117,200  535,594
#   Sinosoft Technology Group, Ltd.                                230,400   71,738
#*  Sinotrans Shipping, Ltd.                                       482,000   98,686
    Sinotrans, Ltd. Class H                                        581,000  241,505
    Sinotruk Hong Kong, Ltd.                                       221,500  166,080
    Skyworth Digital Holdings, Ltd.                                606,137  399,810
#   SMI Holdings Group, Ltd.                                       884,000   82,810
#*  SOHO China, Ltd.                                               665,500  336,680
#*  Sound Global, Ltd.                                              70,000   17,500
#   Springland International Holdings, Ltd.                        179,000   32,236
#*  SPT Energy Group, Inc.                                         132,000   13,087
*   SRE Group, Ltd.                                              1,148,000   28,817
#   SSY Group, Ltd.                                                675,026  216,512
    Sun Art Retail Group, Ltd.                                     479,000  482,181
#   Sunac China Holdings, Ltd.                                     501,000  445,058
    Sunny Optical Technology Group Co., Ltd.                        86,000  503,918
    Symphony Holdings, Ltd.                                        380,000   37,135
*   TAL Education Group ADR                                          1,640  132,824
#   Tarena International, Inc. ADR                                   5,822   86,107
*   Taung Gold International, Ltd.                               3,820,000   42,615

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
CHINA -- (Continued)
    TCC International Holdings, Ltd.                               550,000 $  132,742
#*  TCL Multimedia Technology Holdings, Ltd.                        96,000     44,366
*   Tech Pro Technology Development, Ltd.                        1,538,000     34,217
#   Technovator International, Ltd.                                 98,000     37,831
    Tencent Holdings, Ltd.                                         103,100  2,695,587
    Tenwow International Holdings, Ltd.                            137,000     40,390
    Texhong Textile Group, Ltd.                                     91,000    126,250
#   Tian An China Investment Co., Ltd.                              30,000     17,374
*   Tian Ge Interactive Holdings, Ltd.                              94,000     56,693
    Tiangong International Co., Ltd.                               340,000     46,516
    Tianjin Capital Environmental Protection Group Co., Ltd.
      Class H                                                       38,000     20,426
    Tianjin Development Holdings, Ltd.                             134,000     73,202
    Tianjin Port Development Holdings, Ltd.                        574,000     89,014
    Tianneng Power International, Ltd.                             288,000    253,608
#   Tibet Water Resources, Ltd.                                    179,000     77,311
#   Tingyi Cayman Islands Holding Corp.                            384,000    436,502
    Tong Ren Tang Technologies Co., Ltd. Class H                   169,000    301,056
#   Tongda Group Holdings, Ltd.                                  1,210,000    338,116
    Top Spring International Holdings, Ltd.                         42,500     13,965
*   Towngas China Co., Ltd.                                        231,000    125,852
    TPV Technology, Ltd.                                           192,000     35,214
    Travelsky Technology, Ltd. Class H                              97,000    217,882
    Trigiant Group, Ltd.                                           100,000     14,252
    Truly International Holdings, Ltd.                             412,000    167,923
#   Tsingtao Brewery Co., Ltd. Class H                              26,000    103,818
    Uni-President China Holdings, Ltd.                             353,000    269,715
#*  United Energy Group, Ltd.                                    1,800,000     97,957
*   United Photovoltaics Group, Ltd.                               836,000     76,003
*   Universal Health International Group Holding, Ltd.             175,000      7,417
#   Universal Medical Financial & Technical Advisory Services
      Co., Ltd.                                                     72,000     60,084
#*  V1 Group, Ltd.                                               1,224,000     46,326
#   Vinda International Holdings, Ltd.                              31,000     61,549
*   Vipshop Holdings, Ltd. ADR                                      48,694    551,216
#   Want Want China Holdings, Ltd.                               1,025,000    731,291
#   Wasion Group Holdings, Ltd.                                    168,000     92,489
#   Weichai Power Co., Ltd. Class H                                237,000    419,966
    Weiqiao Textile Co. Class H                                    178,500    113,962
    Welling Holding, Ltd.                                          300,000     60,473
*   West China Cement, Ltd.                                        852,000    118,422
*   Wuzhou International Holdings, Ltd.                            400,000     40,171
    Xiamen International Port Co., Ltd. Class H                    302,000     58,824
#*  Xinchen China Power Holdings, Ltd.                              40,000      6,301
    Xingda International Holdings, Ltd.                            299,000    144,995
#   Xinhua Winshare Publishing and Media Co., Ltd. Class H          77,000     68,754
#   Xinjiang Goldwind Science & Technology Co., Ltd. Class H        78,200    130,533
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H              367,000     55,808
#*  Xinyi Solar Holdings, Ltd.                                     908,000    313,930
*   Xiwang Special Steel Co., Ltd.                                  99,000     13,949
    XTEP International Holdings, Ltd.                              223,500     94,308
*   Yanchang Petroleum International, Ltd.                       1,420,000     41,563
#   Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co.
      Class H                                                       35,000     74,218
#   Yanzhou Coal Mining Co., Ltd. Class H                          346,000    271,040
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR                      1,800     13,842

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
CHINA -- (Continued)
#   Yashili International Holdings, Ltd.                           281,000 $     59,126
    Yida China Holdings, Ltd.                                       84,000       21,629
#   Yingde Gases Group Co., Ltd.                                   310,000      187,849
    Yip's Chemical Holdings, Ltd.                                   38,000       15,605
*   Youyuan International Holdings, Ltd.                           173,000       44,126
*   Yuanda China Holdings, Ltd.                                    374,000        8,148
*   YuanShengTai Dairy Farm, Ltd.                                  185,000       12,355
    Yuexiu Property Co., Ltd.                                    2,412,000      352,732
#   Yuexiu Transport Infrastructure, Ltd.                          152,000       96,015
    Yunnan Water Investment Co., Ltd. Class H                       23,000       11,796
    Yuzhou Properties Co., Ltd.                                    475,000      155,717
*   YY, Inc. ADR                                                    10,288      422,631
*   Zall Group, Ltd.                                               117,000       76,075
#   Zhaojin Mining Industry Co., Ltd. Class H                      142,000      127,674
    Zhejiang Expressway Co., Ltd. Class H                          198,000      198,879
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H         37,200       21,747
    Zhongsheng Group Holdings, Ltd.                                239,500      297,708
    Zhuzhou CRRC Times Electric Co., Ltd. Class H                   90,000      512,778
    Zijin Mining Group Co., Ltd. Class H                           384,000      131,390
    Zoomlion Heavy Industry Science and Technology Co., Ltd.
      Class H                                                      354,600      179,380
#   ZTE Corp. Class H                                              136,960      212,943
                                                                           ------------
TOTAL CHINA                                                                 123,313,518
                                                                           ------------
COLOMBIA -- (0.1%)
    Almacenes Exito SA                                              42,107      224,590
    Bancolombia SA                                                  13,966      121,670
    Bancolombia SA Sponsored ADR                                     6,444      243,970
    Celsia SA ESP                                                   44,113       64,101
    Cementos Argos SA                                               22,461       89,545
*   Cemex Latam Holdings SA                                         15,819       61,983
    Corp. Financiera Colombiana SA                                  13,303      156,740
*   Ecopetrol SA                                                   273,285      128,478
*   Ecopetrol SA Sponsored ADR                                       3,500       32,900
    Empresa de Energia de Bogota SA ESP                             29,392       18,089
    Grupo Argos SA                                                  31,868      210,946
    Grupo de Inversiones Suramericana SA                            10,201      136,025
    Grupo Nutresa SA                                                13,050      107,354
    Interconexion Electrica SA ESP                                  48,824      176,282
                                                                           ------------
TOTAL COLOMBIA                                                                1,772,673
                                                                           ------------
CZECH REPUBLIC -- (0.0%)
    CEZ A.S.                                                        15,544      266,240
    Komercni banka A.S.                                              2,620       92,650
    O2 Czech Republic A.S.                                           6,009       62,103
    Pegas Nonwovens SA                                               1,573       51,585
    Unipetrol A.S.                                                   3,329       25,572
                                                                           ------------
TOTAL CZECH REPUBLIC                                                            498,150
                                                                           ------------
DENMARK -- (1.2%)
    ALK-Abello A.S.                                                  1,995      294,265
    Alm Brand A.S.                                                  25,496      200,191
    Ambu A.S. Class B                                                5,194      222,236

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
DENMARK -- (Continued)
    AP Moller--Maersk A.S. Class A                                   239 $   382,654
    AP Moller--Maersk A.S. Class B                                   406     680,508
*   Bang & Olufsen A.S.                                            9,793     143,175
#*  Bavarian Nordic A.S.                                           4,711     185,742
    Brodrene Hartmann A.S.                                           312      16,664
    Carlsberg A.S. Class B                                         7,722     698,588
    Chr Hansen Holding A.S.                                       10,835     661,411
    Coloplast A.S. Class B                                         2,571     184,354
#*  D/S Norden A.S.                                               10,983     195,353
    Danske Bank A.S.                                              45,310   1,511,291
    DFDS A.S.                                                      7,890     385,918
    DSV A.S.                                                      39,340   1,913,086
    FLSmidth & Co. A.S.                                           12,881     599,473
*   Genmab A.S.                                                    7,180   1,390,480
    GN Store Nord A.S.                                            37,161     830,018
*   H Lundbeck A.S.                                               13,324     572,252
*   H+H International A.S. Class B                                 3,370      37,466
    IC Group A.S.                                                  1,421      29,491
    ISS A.S.                                                      22,637     806,067
    Jyske Bank A.S.                                               19,033     980,571
    Matas A.S.                                                    10,707     156,132
    NKT Holding A.S.                                               7,163     553,799
#   Novo Nordisk A.S. Class B                                     52,084   1,882,302
    Novo Nordisk A.S. Sponsored ADR                                5,344     193,293
    Novozymes A.S. Class B                                        17,078     665,702
    Pandora A.S.                                                  12,828   1,681,094
    Per Aarsleff Holding A.S.                                      6,257     161,820
    Ringkjoebing Landbobank A.S.                                   1,158     252,229
    Rockwool International A.S. Class B                            2,079     370,903
    Royal Unibrew A.S.                                             8,136     308,657
    RTX A.S.                                                       1,885      38,591
#*  Santa Fe Group A.S.                                            3,545      29,888
    Schouw & Co.                                                   4,780     360,934
    SimCorp A.S.                                                  10,418     533,918
    Solar A.S. Class B                                             1,656      89,452
    Spar Nord Bank A.S.                                           23,060     269,327
    Sydbank A.S.                                                  19,511     646,964
*   TDC A.S.                                                     204,826   1,079,246
#*  TK Development A.S.                                           12,267      17,249
*   Topdanmark A.S.                                               16,856     443,627
    Tryg A.S.                                                     25,111     480,453
    United International Enterprises                                 301      54,458
    Vestas Wind Systems A.S.                                      16,138   1,131,739
*   William Demant Holding A.S.                                   22,710     425,224
#*  Zealand Pharma A.S.                                            2,209      37,505
                                                                         -----------
TOTAL DENMARK                                                             24,785,760
                                                                         -----------
EGYPT -- (0.0%)
    Commercial International Bank Egypt S.A.E. GDR                26,910     107,157

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
EGYPT -- (Continued)
*   Global Telecom Holding S.A.E. GDR                             10,032 $   18,241
                                                                         ----------
TOTAL EGYPT                                                                 125,398
                                                                         ----------
FINLAND -- (1.2%)
    Ahlstrom Oyj                                                   1,220     18,247
    Aktia Bank Oyj                                                 1,023     11,763
    Amer Sports Oyj                                               28,628    758,528
    Atria Oyj                                                      4,159     51,812
*   BasWare Oyj                                                      277      9,851
#   Bittium Oyj                                                    8,880     58,503
    Cargotec Oyj Class B                                           9,631    461,774
    Caverion Corp.                                                27,340    219,287
*   Citycon Oyj                                                   78,347    194,706
    Comptel Oyj                                                   23,661     59,357
    Cramo Oyj                                                      8,974    223,736
    Elisa Oyj                                                     15,034    506,610
    F-Secure Oyj                                                  11,365     39,694
*   Finnair Oyj                                                   13,936     60,881
    Fiskars Oyj Abp                                                5,521    107,453
    Fortum Oyj                                                    43,267    690,312
    HKScan Oyj Class A                                             5,225     17,782
    Huhtamaki Oyj                                                 10,098    370,737
    Kemira Oyj                                                    25,003    313,246
    Kesko Oyj Class A                                              2,475    114,927
    Kesko Oyj Class B                                             16,580    838,966
    Kone Oyj Class B                                              13,812    624,453
    Konecranes Oyj                                                11,996    471,437
    Lassila & Tikanoja Oyj                                        12,076    250,483
    Metsa Board Oyj                                               54,499    372,271
    Metso Oyj                                                     35,930  1,104,596
#   Neste Oyj                                                     27,896    970,588
    Nokia Oyj(5902941)                                           185,898    834,713
    Nokia Oyj(5946455)                                            66,112    297,143
#   Nokia Oyj Sponsored ADR                                       20,625     93,225
    Nokian Renkaat Oyj                                            31,222  1,171,246
    Olvi Oyj Class A                                                 566     17,278
    Oriola-KD Oyj Class B                                         22,436    106,112
    Orion Oyj Class A                                              3,808    176,476
    Orion Oyj Class B                                             14,351    668,021
*   Outokumpu Oyj                                                 74,453    666,215
#*  Outotec Oyj                                                   44,278    251,844
    PKC Group Oyj                                                  5,071    128,282
    Ponsse Oy                                                      1,291     33,141
    Raisio Oyj Class V                                            34,947    131,302
    Ramirent Oyj                                                  23,341    173,997
    Revenio Group Oyj                                                784     24,909
    Sampo Oyj Class A                                             34,594  1,601,996
    Sanoma Oyj                                                    25,785    234,630
    Sponda Oyj                                                    45,717    207,796
#*  Stockmann Oyj Abp Class B                                     10,970     83,884
    Stora Enso Oyj Class R                                       188,447  2,138,529
    Technopolis Oyj                                               30,207    100,400
    Teleste Oyj                                                      754      7,294

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
FINLAND -- (Continued)
    Tieto Oyj                                                     15,335 $   424,358
    Tikkurila Oyj                                                  8,754     178,619
    UPM-Kymmene Oyj                                              130,315   2,955,531
    UPM-Kymmene Oyj Sponsored ADR                                    829      18,810
    Uponor Oyj                                                    14,663     264,538
    Vaisala Oyj Class A                                            1,600      59,414
    Valmet Oyj                                                    38,986     616,392
#   Wartsila Oyj Abp                                              27,128   1,362,347
    YIT Oyj                                                       28,305     224,601
                                                                         -----------
TOTAL FINLAND                                                             24,175,043
                                                                         -----------
FRANCE -- (5.0%)
*   ABC Arbitrage                                                  9,383      68,991
    Accor SA                                                      25,214   1,021,822
    Actia Group                                                    2,018      19,915
    Aeroports de Paris                                             1,774     196,856
#*  Air France-KLM                                                31,487     166,364
    Air Liquide SA                                                15,713   1,696,433
    Airbus SE                                                     10,623     720,080
    Akka Technologies                                              2,370      96,285
    Albioma SA                                                     5,784      98,712
*   Alstom SA                                                     24,431     693,215
    Altamir                                                        1,974      28,238
    Alten SA                                                       9,012     671,102
*   Altran Technologies SA                                        40,510     599,445
    Arkema SA                                                     19,543   1,930,102
    Assystem                                                         483      15,320
    Atos SE                                                       15,591   1,658,794
    Aubay                                                          1,979      58,384
    AXA SA                                                       120,043   2,950,327
    AXA SA Sponsored ADR                                           2,823      69,530
    Axway Software SA                                              1,582      49,364
    Bastide le Confort Medical                                       474      14,591
    Beneteau SA                                                    9,161     112,914
*   Bigben Interactive                                             2,071      13,495
    BioMerieux                                                     2,940     465,107
    BNP Paribas SA                                                56,489   3,613,703
    Boiron SA                                                      1,480     136,905
    Bollore SA                                                   102,100     408,347
    Bonduelle SCA                                                  4,495     115,977
#   Bourbon Corp.                                                  8,281      99,527
    Bouygues SA                                                   32,018   1,163,404
    Bureau Veritas SA                                             19,969     391,064
    Capgemini SA                                                   9,393     764,763
    Carrefour SA                                                  81,017   1,981,942
    Casino Guichard Perrachon SA                                  15,283     824,094
*   Cegid Group SA                                                 2,573          --
#*  CGG SA                                                         5,055      50,826
*   CGG SA Sponsored ADR                                              99       1,008
    Chargeurs SA                                                   7,674     150,255
    Christian Dior SE                                              2,230     478,704
    Cie de Saint-Gobain                                           49,612   2,437,718
    Cie des Alpes                                                  1,287      26,902

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
FRANCE -- (Continued)
    Cie Generale des Etablissements Michelin                     28,795 $3,093,515
    Cie Plastic Omnium SA                                        13,754    466,625
    CNP Assurances                                               29,545    555,235
*   Coface SA                                                    10,079     65,144
    Credit Agricole SA                                           76,743  1,018,508
    Danone SA                                                    15,071    944,781
    Danone SA Sponsored ADR                                         907     11,383
    Dassault Aviation SA                                             65     74,918
    Dassault Systemes SE                                          5,900    456,737
    Dassault Systemes SE Sponsored ADR                              288     22,283
    Derichebourg SA                                              38,496    177,425
    Devoteam SA                                                   1,192     74,950
    Edenred                                                      33,491    730,190
    Eiffage SA                                                   10,561    759,228
#   Electricite de France SA                                     53,721    529,582
    Elior Group                                                  20,140    450,548
#   Elis SA                                                       8,820    157,926
    Engie SA                                                     70,260    841,189
*   Eramet                                                        2,179    125,363
    Essilor International SA                                      6,802    797,985
*   Esso SA Francaise                                               572     25,630
*   Etablissements Maurel et Prom                                46,251    211,867
    Euler Hermes Group                                            2,414    217,962
    Eurofins Scientific SE                                        1,191    534,713
    Euronext NV                                                   9,397    415,741
    Eutelsat Communications SA                                   27,017    460,820
    Exel Industries Class A                                         315     27,038
    Faiveley Transport SA                                           923     99,817
    Faurecia                                                     19,758    858,476
    Gaztransport Et Technigaz SA                                  3,417    141,022
    GL Events                                                     2,443     47,893
    Groupe Crit                                                   1,189     94,643
    Groupe Eurotunnel SE                                         58,551    544,655
*   Groupe Fnac SA                                                3,770    243,982
    Groupe Open                                                   1,158     30,490
    Guerbet                                                       2,490    215,315
    Haulotte Group SA                                             4,122     66,988
    Havas SA                                                     33,026    296,989
    Hermes International                                            575    249,888
*   ID Logistics Group                                              555     85,394
    Iliad SA                                                      1,729    369,748
    Imerys SA                                                     4,944    397,035
    Ingenico Group SA                                             4,149    349,870
    Interparfums SA                                               1,374     41,671
    Ipsen SA                                                      4,514    349,776
    IPSOS                                                         8,610    285,379
    Jacquet Metal Service                                         3,625     82,748
    JCDecaux SA                                                   6,976    223,319
#   Kering                                                        2,983    710,076
    Korian SA                                                     9,844    282,234
    L'Oreal SA                                                    3,582    651,269
    Lagardere SCA                                                37,643    944,419
    Le Belier                                                       265     12,384

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
FRANCE -- (Continued)
#   Le Noble Age                                                   1,739 $   71,964
    Lectra                                                         2,696     52,307
    Legrand SA                                                    12,521    727,234
    Linedata Services                                                844     43,202
    LISI                                                           5,825    210,751
    LVMH Moet Hennessy Louis Vuitton SE                            8,524  1,717,783
    Manitou BF SA                                                    596     13,607
    Mersen SA                                                      4,276    104,882
    Metropole Television SA                                        8,761    172,214
    MGI Coutier                                                    3,778    106,163
    Natixis SA                                                    71,053    421,030
#*  Naturex                                                        1,380    128,543
    Neopost SA                                                    11,367    375,715
*   Nexans SA                                                     10,769    624,911
*   Nexity SA                                                      7,614    373,974
#*  Nicox                                                          4,090     36,321
*   NRJ Group                                                      1,632     18,270
#   Oeneo SA                                                       4,320     38,480
#*  Onxeo SA                                                       8,787     25,538
    Orange SA                                                    256,370  3,980,000
    Orange SA Sponsored ADR                                        5,502     85,556
    Orpea                                                          5,933    483,413
#*  Parrot SA                                                      2,851     26,693
    PCAS                                                           1,144     18,140
    Pernod Ricard SA                                               4,623    540,770
*   Peugeot SA                                                   106,886  1,989,213
#*  Pierre & Vacances SA                                           1,511     68,625
    Plastivaloire                                                    444     64,181
    Publicis Groupe SA                                             8,869    609,291
    Publicis Groupe SA ADR                                         2,568     44,093
#   Rallye SA                                                      9,436    209,586
    Remy Cointreau SA                                              2,492    226,562
    Renault SA                                                    20,002  1,801,052
    Rexel SA                                                      90,723  1,582,294
    Rothschild & Co.                                                 710     20,525
    Rubis SCA                                                      7,567    637,090
    Safran SA                                                     10,693    724,843
    Sanofi                                                        39,753  3,195,206
    Sanofi ADR                                                    13,479    549,674
    Sartorius Stedim Biotech                                       2,628    159,024
    Savencia SA                                                    1,030     81,454
    Schneider Electric SE(4834108)                                21,680  1,551,291
    Schneider Electric SE(B11BPS1)                                   523     37,769
    SCOR SE                                                       31,176  1,055,117
    SEB SA                                                         5,053    635,446
#*  Sequana SA                                                     8,305     16,309
    SES SA                                                        48,133    935,934
*   SFR Group SA                                                   6,974    202,635
    Societe BIC SA                                                 1,799    235,222
    Societe Generale SA                                           40,899  1,999,450
#   Sodexo SA                                                      4,834    534,555
*   SOITEC                                                        23,458     44,596
#*  Solocal Group                                                  3,055      7,904

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- ------------
FRANCE -- (Continued)
    Somfy SA                                                         159 $     68,506
    Sopra Steria Group                                             4,466      517,805
    SPIE SA                                                        4,475      101,490
*   Ste Industrielle d'Aviation Latecoere SA                      15,785       73,879
    Stef SA                                                        1,204      103,633
    STMicroelectronics NV(5962332)                               123,790    1,633,800
#   STMicroelectronics NV(2430025)                                 9,366      124,006
    Suez                                                          25,324      383,596
    Sword Group                                                    2,151       71,415
    Synergie SA                                                    3,073      126,947
    Tarkett SA                                                     6,413      248,616
    Technicolor SA                                                48,316      207,159
    Teleperformance                                               13,825    1,479,956
#   Television Francaise 1                                        29,231      322,031
    Tessi SA                                                          65       10,301
    Thales SA                                                      6,199      581,557
    Thermador Groupe                                                 110        9,838
    Total SA                                                     185,779    9,399,519
    Total SA Sponsored ADR                                        15,997      808,803
    Trigano SA                                                     2,172      194,919
*   Ubisoft Entertainment SA                                      25,742      846,349
    Valeo SA                                                      21,534    1,316,150
#*  Vallourec SA                                                  97,742      694,693
#*  Valneva SE                                                    11,308       33,889
    Veolia Environnement SA                                       14,508      247,119
    Veolia Environnement SA ADR                                    1,217       20,750
    Vicat SA                                                       5,312      322,661
    Vilmorin & Cie SA                                              1,664      111,641
    Vinci SA                                                      27,787    1,947,772
*   Virbac SA                                                        604      111,442
    Vivendi SA                                                   106,185    1,947,015
*   Worldline SA                                                   4,439      119,718
#   Zodiac Aerospace                                              19,709      599,038
                                                                         ------------
TOTAL FRANCE                                                              101,385,706
                                                                         ------------
GERMANY -- (4.9%)
    Aareal Bank AG                                                18,645      723,375
    Adidas AG                                                     12,623    1,991,970
#*  ADLER Real Estate AG                                           6,528       95,588
*   ADVA Optical Networking SE                                     8,775       73,539
*   AIXTRON SE                                                    14,656       54,148
    Allianz SE                                                    23,924    4,066,226
    Allianz SE Sponsored ADR                                      21,958      372,518
    Amadeus Fire AG                                                1,046       82,472
    Aurubis AG                                                    10,005      589,483
    Axel Springer SE                                              12,199      643,011
    BASF SE                                                       63,703    6,149,490
    BASF SE Sponsored ADR                                          1,504      145,256
    Bauer AG                                                       2,770       41,964
    Bayer AG                                                      19,021    2,112,835
    Bayer AG Sponsored ADR                                           273       30,389
    Bayerische Motoren Werke AG                                   37,367    3,411,987
    BayWa AG                                                       3,907      132,724

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
GERMANY -- (Continued)
    Bechtle AG                                                     2,677 $  271,918
    Beiersdorf AG                                                  2,329    206,626
#   Bertrandt AG                                                   1,654    165,128
    Bijou Brigitte AG                                                671     40,573
*   Bilfinger SE                                                  10,533    437,723
    Biotest AG                                                       327      6,213
    Borussia Dortmund GmbH & Co. KGaA                             22,429    129,210
    Brenntag AG                                                   12,745    741,468
    CANCOM SE                                                      3,177    149,166
    Carl Zeiss Meditec AG                                          4,552    170,179
#   CENIT AG                                                       1,898     40,991
    CENTROTEC Sustainable AG                                       2,714     46,913
    Cewe Stiftung & Co. KGAA                                       2,110    171,999
    Comdirect Bank AG                                              5,462     57,428
    Commerzbank AG                                               177,359  1,542,605
    CompuGroup Medical SE                                          5,778    227,319
*   Constantin Medien AG                                          11,404     23,359
    Continental AG                                                 3,691    722,563
    Covestro AG                                                    5,085    382,665
    CropEnergies AG                                                5,612     37,494
    CTS Eventim AG & Co. KGaA                                      9,103    316,535
    Daimler AG                                                    84,976  6,390,778
*   Deutsche Bank AG(5750355)                                     81,934  1,636,300
*   Deutsche Bank AG(D18190898)                                   30,646    610,162
    Deutsche Beteiligungs AG                                       3,211    115,572
*   Deutsche Boerse AG                                             7,227    666,860
    Deutsche EuroShop AG                                           7,588    315,422
    Deutsche Lufthansa AG                                         91,059  1,216,419
    Deutsche Post AG                                              25,178    845,100
    Deutsche Telekom AG                                          323,930  5,671,040
#   Deutsche Telekom AG Sponsored ADR                             13,453    234,351
    Deutsche Wohnen AG                                            26,253    856,306
    Deutz AG                                                      26,774    178,179
*   Dialog Semiconductor P.L.C.                                   20,828    969,169
    DIC Asset AG                                                   8,036     79,502
    DMG Mori AG                                                    4,898    236,775
    Dr Hoenle AG                                                     343     10,746
    Draegerwerk AG & Co. KGaA                                        503     35,592
#   Drillisch AG                                                   6,530    302,887
    Duerr AG                                                       6,981    605,615
    E.ON SE                                                      360,877  2,779,865
    E.ON SE Sponsored ADR                                          1,764     13,601
    Eckert & Ziegler AG                                            1,104     30,393
    Elmos Semiconductor AG                                         5,499     86,109
#   ElringKlinger AG                                               9,534    169,201
    Evonik Industries AG                                          22,116    717,925
*   Evotec AG                                                     26,154    199,606
    Fielmann AG                                                    3,698    258,510
*   First Sensor AG                                                2,116     31,286
    Francotyp-Postalia Holding AG Class A                          2,444     12,940
    Fraport AG Frankfurt Airport Services Worldwide                8,041    481,215
    Freenet AG                                                    25,672    771,813
    Fresenius Medical Care AG & Co. KGaA                          10,884    888,403

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
GERMANY -- (Continued)
    Fresenius SE & Co. KGaA                                      15,523 $1,228,563
    Fuchs Petrolub SE                                             4,183    176,594
    GEA Group AG                                                 11,035    457,257
    Gerresheimer AG                                              11,163    910,096
    Gerry Weber International AG                                  8,345     97,297
#   Gesco AG                                                        852     21,040
    GFK SE                                                        2,763    129,879
#   GFT Technologies SE                                           2,895     60,729
    Grammer AG                                                    4,289    242,213
    GRENKE AG                                                       529     88,571
*   H&R GmbH & Co. KGaA                                           4,991     83,507
    Hamburger Hafen und Logistik AG                               9,227    188,087
    Hannover Rueck SE                                             5,270    580,488
    HeidelbergCement AG                                          19,001  1,835,575
#*  Heidelberger Druckmaschinen AG                               77,050    202,130
    Hella KGaA Hueck & Co.                                        7,236    295,760
    Henkel AG & Co. KGaA                                          1,651    174,217
*   Highlight Communications AG                                   1,819     10,775
    Hochtief AG                                                   3,713    529,291
*   HolidayCheck Group AG                                         4,368     11,990
    Hornbach Baumarkt AG                                          1,862     57,528
    Hugo Boss AG                                                 12,553    806,502
    Indus Holding AG                                              5,097    291,187
    Infineon Technologies AG                                     54,946  1,011,079
    Infineon Technologies AG ADR                                 10,151    186,372
    Init Innovation In Traffic Systems AG                           789     13,131
    Isra Vision AG                                                  666     80,677
    Jenoptik AG                                                   9,812    188,218
#   K+S AG                                                       56,793  1,442,728
    KION Group AG                                                18,062  1,100,770
*   Kloeckner & Co. SE                                           31,651    413,305
*   Koenig & Bauer AG                                             3,522    187,733
*   Kontron AG                                                   22,194     69,750
#   Krones AG                                                     2,181    222,944
    KWS Saat SE                                                     510    159,969
    Lanxess AG                                                   24,731  1,799,706
*   LEG Immobilien AG                                             9,232    726,145
    Leifheit AG                                                     628     41,008
    Leoni AG                                                     11,125    446,813
    Linde AG                                                      6,523  1,060,798
#*  LPKF Laser & Electronics AG                                   3,217     24,780
    MAN SE                                                        2,944    305,211
#*  Manz AG                                                       1,498     63,180
#*  Medigene AG                                                   4,033     56,880
    Merck KGaA                                                    5,239    578,028
    Metro AG                                                     42,865  1,466,872
    MLP AG                                                       18,784     97,037
    MTU Aero Engines AG                                          14,421  1,727,471
    Muenchener Rueckversicherungs-Gesellschaft AG                 8,927  1,681,009
    Nemetschek SE                                                 3,469    177,572
    Nexus AG                                                        578     12,294
#*  Nordex SE                                                     7,403    156,441
    Norma Group SE                                                8,661    386,541

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
GERMANY -- (Continued)
    OHB SE                                                           463 $    9,523
    Osram Licht AG                                                18,719  1,086,650
#   paragon AG                                                       760     33,660
*   Patrizia Immobilien AG                                        15,182    244,302
#   Pfeiffer Vacuum Technology AG                                  1,830    199,047
    PNE Wind AG                                                    8,933     20,811
    ProSiebenSat.1 Media SE                                       23,392    995,127
    Puma SE                                                          530    161,408
*   QIAGEN NV(BYXS699)                                            28,560    831,106
*   QIAGEN NV(N72482123)                                          10,689    309,764
#   QSC AG                                                        39,136     76,563
    Rational AG                                                      605    274,704
    Rheinmetall AG                                                11,686    896,799
    RHOEN-KLINIKUM AG                                              9,064    248,454
#   RIB Software AG                                                7,112     90,931
    RTL Group SA                                                   2,363    180,527
*   RWE AG                                                       142,560  1,898,191
#   S&T AG                                                         5,727     52,709
    SAF-Holland SA                                                10,550    160,463
    Salzgitter AG                                                 12,444    477,578
    SAP SE                                                        10,907    997,447
#   SAP SE Sponsored ADR                                           1,405    128,572
#   Schaltbau Holding AG                                           1,570     56,143
*   SGL Carbon SE                                                  8,371     72,922
    SHW AG                                                         1,533     50,756
    Siemens AG                                                    19,969  2,583,157
*   Siltronic AG                                                   1,844     98,925
    Sixt SE                                                        4,382    228,121
#   SMA Solar Technology AG                                        2,401     61,848
    Software AG                                                   10,498    378,700
*   Stabilus SA                                                    1,438     86,936
    Stada Arzneimittel AG                                         19,351    996,715
    STRATEC Biomedical AG                                            283     14,918
#   Stroeer SE & Co. KGaA                                          4,360    214,792
    Suedzucker AG                                                 21,623    572,050
#*  Suess MicroTec AG                                             10,755     88,811
    Surteco SE                                                     2,688     68,558
    Symrise AG                                                     9,130    549,739
    TAG Immobilien AG                                             26,900    363,685
    Takkt AG                                                      12,175    272,167
*   Talanx AG                                                     10,174    350,184
    Technotrans AG                                                 1,262     33,451
    Telefonica Deutschland Holding AG                             93,715    392,027
    ThyssenKrupp AG                                               13,866    351,265
    TLG Immobilien AG                                              9,488    180,320
*   Tom Tailor Holding AG                                          9,154     54,442
*   Uniper SE                                                     36,087    514,097
    United Internet AG                                            14,011    587,154
    VERBIO Vereinigte BioEnergie AG                               10,179    115,536
    Volkswagen AG                                                  3,776    604,894
    Vonovia SE                                                    16,147    529,015
#*  Vossloh AG                                                     2,541    163,687
    VTG AG                                                         3,519    117,089

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CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
GERMANY -- (Continued)
    Wacker Chemie AG                                                 4,351 $   525,853
    Wacker Neuson SE                                                 8,657     142,216
    Washtec AG                                                       2,703     152,737
#   Wirecard AG                                                      3,504     170,127
    XING AG                                                            643     125,928
*   Zalando SE                                                       2,287      90,448
    Zeal Network SE                                                  2,876      90,490
                                                                           -----------
TOTAL GERMANY                                                               99,810,669
                                                                           -----------
GREECE -- (0.0%)
    Aegean Airlines SA                                               1,506      10,772
*   Alpha Bank AE                                                    1,555       2,759
*   FF Group                                                         1,384      26,473
*   Hellenic Exchanges--Athens Stock Exchange SA                     3,515      16,936
*   Hellenic Petroleum SA                                            4,268      19,929
    Hellenic Telecommunications Organization SA                      9,041      81,999
*   Intralot SA-Integrated Lottery Systems & Services               13,391      15,571
    JUMBO SA                                                         4,193      58,877
    Metka Industrial--Construction SA                                1,233       8,592
    Motor Oil Hellas Corinth Refineries SA                           2,271      32,571
*   Mytilineos Holdings SA                                           6,360      44,162
*   National Bank of Greece SA                                       1,035         248
    OPAP SA                                                          6,092      53,945
*   Piraeus Bank SA                                                    589         113
*   Public Power Corp. SA                                            4,356      12,145
    Titan Cement Co. SA                                              2,126      47,738
                                                                           -----------
TOTAL GREECE                                                                   432,830
                                                                           -----------
HONG KONG -- (2.1%)
*   13 Holdings, Ltd. (The)                                         45,500      13,449
    Agritrade Resources, Ltd.                                      165,000      30,487
    AIA Group, Ltd.                                                557,400   3,451,059
    Alco Holdings, Ltd.                                             86,000      25,368
    Allied Properties HK, Ltd.                                     208,000      46,583
*   Apac Resources, Ltd.                                           440,000       6,292
*   Applied Development Holdings, Ltd.                             415,000      40,053
    APT Satellite Holdings, Ltd.                                   109,250      54,879
    Asia Financial Holdings, Ltd.                                   72,000      35,602
*   Asia Satellite Telecommunications Holdings, Ltd.                 9,500      11,931
    Asia Standard International Group, Ltd.                         50,000      10,347
    ASM Pacific Technology, Ltd.                                    50,000     607,913
#*  Auto Italia Holdings                                           475,000       7,214
#   Bank of East Asia, Ltd. (The)                                  111,431     474,635
    BEP International Holdings, Ltd.                             1,050,000      60,514
    BOC Hong Kong Holdings, Ltd.                                   259,500   1,037,450
    Bonjour Holdings, Ltd.                                         488,000      22,871
    Bright Smart Securities & Commodities Group, Ltd.              182,000      62,312
#*  Brightoil Petroleum Holdings, Ltd.                             698,000     215,183
*   Burwill Holdings, Ltd.                                         346,000       8,758
    Cafe de Coral Holdings, Ltd.                                    60,000     198,993
#   Cathay Pacific Airways, Ltd.                                   418,000     566,135
*   CGN Mining Co., Ltd.                                           335,000      36,123

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CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
HONG KONG -- (Continued)
#   Cheung Kong Infrastructure Holdings, Ltd.                       38,000 $  305,585
    Cheung Kong Property Holdings, Ltd.                             56,200    369,396
*   China Best Group Holding, Ltd.                                 760,000     18,081
*   China Energy Development Holdings, Ltd.                      1,658,000     18,470
*   China Ever Grand Financial Leasing Group Co., Ltd.             500,000      6,234
*   China Healthcare Enterprise Group, Ltd.                      1,400,000     21,027
#   China LNG Group, Ltd.                                        3,020,000     64,796
    China Motor Bus Co., Ltd.                                          800     11,367
*   China Star Entertainment, Ltd.                                  30,000      1,731
*   China Strategic Holdings, Ltd.                               2,540,000     52,839
#   Chinese Estates Holdings, Ltd.                                  52,000     81,697
    Chow Sang Sang Holdings International, Ltd.                    103,000    196,574
#   Chow Tai Fook Jewellery Group, Ltd.                            216,800    184,324
    Chuang's Consortium International, Ltd.                        264,000     49,842
    CITIC Telecom International Holdings, Ltd.                     627,000    204,573
    CK Hutchison Holdings, Ltd.                                    241,700  2,896,818
    CK Life Sciences International Holdings, Inc.                  648,000     56,454
    CLP Holdings, Ltd.                                              48,500    473,388
*   CMMB Vision Holdings, Ltd.                                     536,000     35,487
    CNQC International Holdings, Ltd.                               97,500     36,524
*   Common Splendor International Health Industry Group, Ltd.      388,000     36,905
*   Convoy Global Holdings, Ltd.                                 1,758,000     49,601
#*  Cowell e Holdings, Inc.                                         32,000      9,628
    CW Group Holdings, Ltd.                                        187,500     37,170
    Dah Sing Banking Group, Ltd.                                   155,200    302,658
    Dah Sing Financial Holdings, Ltd.                               61,200    472,565
    Emperor Capital Group, Ltd.                                    726,000     66,136
    Emperor Entertainment Hotel, Ltd.                              145,000     33,889
    Emperor International Holdings, Ltd.                           410,000     96,431
*   Emperor Watch & Jewellery, Ltd.                                610,000     22,320
#*  Enerchina Holdings, Ltd.                                       948,000     37,514
#*  Esprit Holdings, Ltd.                                          387,800    302,685
    Fairwood Holdings, Ltd.                                         14,000     52,222
    Far East Consortium International, Ltd.                        464,148    201,119
*   Far East Holdings International, Ltd.                          117,000     12,293
    FIH Mobile, Ltd.                                               648,000    208,208
    First Pacific Co., Ltd.                                        372,000    282,058
    First Shanghai Investments, Ltd.                               232,000     34,957
    Fountain SET Holdings, Ltd.                                     90,000     12,031
    Future Bright Holdings, Ltd.                                    36,000      3,633
    G-Resources Group, Ltd.                                      8,475,000    151,035
    Galaxy Entertainment Group, Ltd.                               126,000    598,486
#*  GCL New Energy Holdings, Ltd.                                1,790,000     91,866
    Get Nice Financial Group, Ltd.                                  26,350      3,181
    Get Nice Holdings, Ltd.                                      2,254,000     78,278
    Giordano International, Ltd.                                   526,000    284,862
*   Global Brands Group Holding, Ltd.                            1,800,000    226,179
#*  Good Resources Holdings, Ltd.                                  630,000     33,947
    Great Eagle Holdings, Ltd.                                      65,225    296,665
    Guotai Junan International Holdings, Ltd.                      691,000    226,434
    Haitong International Securities Group, Ltd.                   395,498    221,024
    Hang Lung Group, Ltd.                                          171,000    655,806
    Hang Lung Properties, Ltd.                                     205,000    504,520

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CONTINUED


                                                                  SHARES   VALUE++
                                                                 --------- --------
HONG KONG -- (Continued)
    Hang Seng Bank, Ltd.                                            44,000 $896,850
    Hanison Construction Holdings, Ltd.                              8,757    1,560
*   Hao Tian Development Group, Ltd.                               429,000   21,793
    Henderson Land Development Co., Ltd.                            86,020  474,825
    HK Electric Investments & HK Electric Investments, Ltd.        184,000  153,587
    HKBN, Ltd.                                                      71,500   87,045
*   HKR International, Ltd.                                        181,600   91,225
    HKT Trust & HKT, Ltd.                                          432,000  604,579
    Hong Kong & China Gas Co., Ltd.                                210,870  397,026
    Hong Kong Aircraft Engineering Co., Ltd.                         8,000   55,065
    Hong Kong Exchanges and Clearing, Ltd.                          25,975  628,253
    Hong Kong Ferry Holdings Co., Ltd.                              18,000   20,613
*   Hong Kong Television Network, Ltd.                             114,000   19,617
    Hongkong & Shanghai Hotels, Ltd. (The)                          46,000   51,151
    Hopewell Holdings, Ltd.                                         87,000  310,643
#*  Hsin Chong Group Holdings, Ltd.                                620,000   29,456
    Hutchison Telecommunications Hong Kong Holdings, Ltd.          498,000  161,420
    Hysan Development Co., Ltd.                                     63,000  287,119
*   I-CABLE Communications, Ltd.                                   252,000   31,439
    IGG, Inc.                                                      138,000  102,832
*   Imagi International Holdings, Ltd.                             146,400    1,935
*   iOne Holdings, Ltd.                                            500,000   14,113
    IPE Group, Ltd.                                                205,000   55,455
    IT, Ltd.                                                       188,000   77,384
    ITC Corp., Ltd.                                                264,000   19,054
    ITC Properties Group, Ltd.                                      78,520   32,383
    Johnson Electric Holdings, Ltd.                                108,500  288,698
    Kerry Logistics Network, Ltd.                                  170,000  219,289
    Kerry Properties, Ltd.                                         124,500  352,315
    Kingmaker Footwear Holdings, Ltd.                              158,000   44,047
#   Kingston Financial Group, Ltd.                                 608,000  268,310
    Kowloon Development Co., Ltd.                                  107,000  100,559
    Kwoon Chung Bus Holdings, Ltd.                                  22,000   11,049
    L'Occitane International SA                                    112,500  221,664
    Lai Sun Development Co., Ltd.                                3,949,000   85,123
*   Landing International Development, Ltd.                      4,465,000   36,601
    Li & Fung, Ltd.                                              1,814,000  786,613
    Lifestyle International Holdings, Ltd.                         142,500  182,718
    Lippo China Resources, Ltd.                                    810,000   24,586
    Lippo, Ltd.                                                     58,000   35,204
    Lisi Group Holdings, Ltd.                                      544,000   52,584
    Liu Chong Hing Investment, Ltd.                                 72,000   99,660
    Luk Fook Holdings International, Ltd.                          104,000  305,579
*   Macau Legend Development, Ltd.                                 657,000  133,872
    Man Wah Holdings, Ltd.                                         356,800  228,201
#*  Mason Financial Holdings, Ltd.                                 840,000   15,590
    Master Glory Group, Ltd.                                     3,286,942   85,473
    Melco Crown Entertainment, Ltd. ADR                              3,081   51,884
    Melco International Development, Ltd.                          177,000  267,017
#   MGM China Holdings, Ltd.                                        66,000  128,199
*   Midland Holdings, Ltd.                                          54,000   13,660
*   Midland IC&I, Ltd.                                             270,000    1,873
#   Miramar Hotel & Investment                                      31,000   65,501

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
HONG KONG -- (Continued)
*   Mongolian Mining Corp.                                         721,500 $   27,289
    MTR Corp., Ltd.                                                 64,763    329,006
    NagaCorp, Ltd.                                                 558,000    327,449
*   NetMind Financial Holdings, Ltd.                             6,304,000     41,182
*   New Sports Group, Ltd.                                         940,000     10,638
    New World Development Co., Ltd.                                834,814    963,204
#   Newocean Energy Holdings, Ltd.                                 292,000     79,119
    NWS Holdings, Ltd.                                             302,388    543,378
*   O Luxe Holdings, Ltd.                                          156,000     17,727
    OP Financial Investments, Ltd.                                 148,000     50,906
    Orient Overseas International, Ltd.                             77,500    401,685
*   Pacific Basin Shipping, Ltd.                                 1,191,000    223,649
#   Pacific Textiles Holdings, Ltd.                                147,000    162,350
    Paliburg Holdings, Ltd.                                         50,000     16,148
#*  Paradise Entertainment, Ltd.                                   132,000     25,917
    PCCW, Ltd.                                                     820,000    497,711
#   Pico Far East Holdings, Ltd.                                   246,000     82,256
    Playmates Holdings, Ltd.                                        26,000     35,734
    Playmates Toys, Ltd.                                           300,000     56,621
    Polytec Asset Holdings, Ltd.                                   110,000      6,968
    Power Assets Holdings, Ltd.                                     52,500    503,048
    Prada SpA                                                       34,300    142,117
*   Qianhai Health Holdings, Ltd.                                  127,499      2,146
    Regal Hotels International Holdings, Ltd.                       94,000     51,650
#*  Rentian Technology Holdings, Ltd.                              300,000     17,144
    SA SA International Holdings, Ltd.                             135,021     53,799
    Safety Godown Co., Ltd.                                          8,000     18,622
    Samsonite International SA                                     231,900    728,291
    Sands China, Ltd.                                               47,200    207,678
    SEA Holdings, Ltd.                                              46,000    109,456
*   SEEC Media Group, Ltd.                                       1,320,000     19,388
    Shangri-La Asia, Ltd.                                          408,000    453,814
#   Shenwan Hongyuan HK, Ltd.                                      120,000     52,906
*   Shun Tak Holdings, Ltd.                                        502,000    173,487
*   Singamas Container Holdings, Ltd.                              612,000     69,193
    Sino Land Co., Ltd.                                            250,169    413,366
#   SITC International Holdings Co., Ltd.                          175,000    108,691
    Sitoy Group Holdings, Ltd.                                      79,000     20,126
    SJM Holdings, Ltd.                                             542,000    430,651
#*  Skyway Securities Group, Ltd.                                1,300,000     31,694
    SmarTone Telecommunications Holdings, Ltd.                     145,000    199,759
*   SOCAM Development, Ltd.                                         40,000     14,541
*   Solartech International Holdings, Ltd.                         960,000     56,157
    Soundwill Holdings, Ltd.                                        13,500     24,848
    Stella International Holdings, Ltd.                            130,500    198,662
    Sun Hung Kai & Co., Ltd.                                       202,000    131,807
    Sun Hung Kai Properties, Ltd.                                   94,000  1,293,539
    Swire Pacific, Ltd. Class A                                     60,500    616,368
    Swire Pacific, Ltd. Class B                                    102,500    180,466
    Swire Properties, Ltd.                                          31,600     88,915
    TAI Cheung Holdings, Ltd.                                       13,000     11,840
    Techtronic Industries Co., Ltd.                                238,000    823,148
#   Television Broadcasts, Ltd.                                     87,400    335,258

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
HONG KONG -- (Continued)
#   Texwinca Holdings, Ltd.                                        250,000 $   160,184
#   Town Health International Medical Group, Ltd.                  274,000      44,001
    Tradelink Electronic Commerce, Ltd.                             54,000      10,967
    Transport International Holdings, Ltd.                          64,800     190,062
#*  Trinity, Ltd.                                                  262,000      19,873
*   TSC Group Holdings, Ltd.                                        36,000       5,355
    Tsui Wah Holdings, Ltd.                                        264,000      43,957
*   United Laboratories International Holdings, Ltd. (The)         228,000     141,908
    Value Partners Group, Ltd.                                     137,046     117,654
    Vantage International Holdings, Ltd.                            70,000      10,710
    Varitronix International, Ltd.                                  89,000      39,946
    Victory City International Holdings, Ltd.                      604,657      22,115
    Vitasoy International Holdings, Ltd.                           146,000     283,422
#   VST Holdings, Ltd.                                             234,000      82,004
    VTech Holdings, Ltd.                                            29,600     367,420
    WH Group, Ltd.                                               1,171,000     889,424
    Wharf Holdings, Ltd. (The)                                      83,000     622,358
    Wheelock & Co., Ltd.                                            93,000     565,246
    Win Hanverky Holdings, Ltd.                                    114,000      18,584
#   Wynn Macau, Ltd.                                               127,600     232,057
*   Xinyi Glass Holdings, Ltd.                                     514,000     462,324
    Yeebo International Holdings, Ltd.                              76,000      44,659
    Yue Yuen Industrial Holdings, Ltd.                             204,000     745,761
    Yugang International, Ltd.                                   1,158,000      22,455
                                                                           -----------
TOTAL HONG KONG                                                             43,111,913
                                                                           -----------
HUNGARY -- (0.1%)
    Magyar Telekom Telecommunications P.L.C.                       144,105     257,316
    MOL Hungarian Oil & Gas P.L.C.                                  10,672     752,065
    OTP Bank P.L.C.                                                 19,097     587,241
    Richter Gedeon Nyrt                                              9,452     203,571
                                                                           -----------
TOTAL HUNGARY                                                                1,800,193
                                                                           -----------
INDIA -- (2.4%)
*   3M India, Ltd.                                                     137      24,112
    Aarti Industries                                                 5,391      57,181
*   Aban Offshore, Ltd.                                             10,788      38,810
    ABB India, Ltd.                                                  1,147      18,506
    Abbott India, Ltd.                                                 521      33,547
    ACC, Ltd.                                                        6,209     129,519
    Adani Enterprises, Ltd.                                         87,517     112,720
    Adani Ports & Special Economic Zone, Ltd.                       60,077     260,833
*   Adani Power, Ltd.                                              259,907     139,514
*   Adani Transmissions, Ltd.                                       64,975      60,593
*   Aditya Birla Fashion and Retail, Ltd.                           44,938      99,454
    Aditya Birla Nuvo, Ltd.                                         11,731     234,888
    Aegis Logistics, Ltd.                                           25,160      47,897
    AIA Engineering, Ltd.                                            6,190     123,464
    Ajanta Pharma, Ltd.                                              3,571      89,355
    Akzo Nobel India, Ltd.                                           1,961      41,442
    Alembic Pharmaceuticals, Ltd.                                    6,607      54,410
*   Allahabad Bank                                                  57,693      56,643

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
INDIA -- (Continued)
    Allcargo Logistics, Ltd.                                      23,113 $ 60,195
    Amara Raja Batteries, Ltd.                                     8,132  107,621
    Ambuja Cements, Ltd.                                          84,545  284,297
*   Amtek Auto, Ltd.                                              25,857   12,940
    Andhra Bank                                                   65,564   49,025
    Apar Industries, Ltd.                                          2,923   26,852
    APL Apollo Tubes, Ltd.                                         3,758   57,811
    Apollo Hospitals Enterprise, Ltd.                              6,311  114,572
    Apollo Tyres, Ltd.                                            75,359  200,200
    Arcotech, Ltd.                                                 2,292   19,129
*   Arvind SmartSpaces, Ltd.                                       2,265    2,414
    Arvind, Ltd.                                                  39,673  214,456
    Ashok Leyland, Ltd.                                          198,571  266,677
    Ashoka Buildcon, Ltd.                                          6,033   16,683
    Asian Paints, Ltd.                                            13,815  197,554
    Astral Polytechnik, Ltd.                                       2,066   11,804
    Atul, Ltd.                                                     2,373   79,622
    Aurobindo Pharma, Ltd.                                        51,580  518,490
    Axis Bank, Ltd.                                               88,752  610,533
    Bajaj Auto, Ltd.                                               6,259  262,392
    Bajaj Corp., Ltd.                                              8,976   49,313
    Bajaj Electricals, Ltd.                                        8,289   29,554
    Bajaj Finance, Ltd.                                            7,380  112,618
    Bajaj Finserv, Ltd.                                            7,994  381,499
*   Bajaj Hindusthan Sugar, Ltd.                                 134,537   29,035
    Bajaj Holdings & Investment, Ltd.                              5,656  166,807
    Balkrishna Industries, Ltd.                                    7,138  118,182
    Balmer Lawrie & Co., Ltd.                                     10,464   34,539
    Balrampur Chini Mills, Ltd.                                   30,940   64,602
    Banco Products India, Ltd.                                     5,242   15,710
*   Bank of Baroda                                                81,542  199,365
*   Bank of India                                                 61,338  106,403
    BASF India, Ltd.                                                 645   12,400
    Bata India, Ltd.                                               8,574   60,493
    BEML, Ltd.                                                     2,801   49,923
    Berger Paints India, Ltd.                                     25,429   79,036
    Bharat Electronics, Ltd.                                       3,206   72,803
*   Bharat Financial Inclusion, Ltd.                              15,598  169,498
    Bharat Forge, Ltd.                                            25,855  355,631
    Bharat Heavy Electricals, Ltd.                                89,884  181,094
    Bharat Petroleum Corp., Ltd.                                  15,689  157,919
    Bharti Airtel, Ltd.                                          112,806  580,032
    Bharti Infratel, Ltd.                                          9,951   43,032
    Biocon, Ltd.                                                  11,201  166,811
    Birla Corp., Ltd.                                              5,807   63,382
    Bliss Gvs Pharma, Ltd.                                         9,386   20,339
    Blue Dart Express, Ltd.                                          491   31,493
    Blue Star, Ltd.                                                4,175   32,889
    Bodal Chemicals, Ltd.                                         20,599   39,803
    Bosch, Ltd.                                                      268   87,526
    Britannia Industries, Ltd.                                     2,127   98,282
    Cadila Healthcare, Ltd.                                       25,856  134,238
    Cairn India, Ltd.                                             64,612  264,964

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
INDIA -- (Continued)
    Can Fin Homes, Ltd.                                           2,837 $ 77,579
*   Canara Bank                                                  40,496  170,281
    Capital First, Ltd.                                           4,789   45,470
    Caplin Point Laboratories, Ltd.                               2,702   16,824
    Carborundum Universal, Ltd.                                  11,787   44,372
    Castrol India, Ltd.                                          12,902   77,291
    CCL Products India, Ltd.                                     16,974   75,326
    Ceat, Ltd.                                                    5,780   99,654
    Century Plyboards India, Ltd.                                 8,829   25,722
    Century Textiles & Industries, Ltd.                           9,320  115,351
    Cera Sanitaryware, Ltd.                                         628   19,939
    CESC, Ltd.                                                   12,413  133,936
    Chambal Fertilizers and Chemicals, Ltd.                      25,062   29,737
    Chennai Petroleum Corp., Ltd.                                10,823   52,803
*   Chennai Super Kings Cricket, Ltd.                            52,326      325
    Cholamandalam Investment and Finance Co., Ltd.                7,199  109,433
    Cipla, Ltd.                                                  59,623  504,924
    City Union Bank, Ltd.                                        42,915   93,623
    Colgate-Palmolive India, Ltd.                                 9,310  122,261
    Container Corp. Of India, Ltd.                                7,277  128,239
    Coromandel International, Ltd.                               21,726  101,048
*   Corp. Bank                                                   52,878   33,767
    Cox & Kings, Ltd.                                            26,469   75,540
    Credit Analysis & Research, Ltd.                              2,440   50,104
    CRISIL, Ltd.                                                  2,889   87,799
*   Crompton Greaves Consumer Electricals, Ltd.                  84,298  237,079
*   Crompton Greaves, Ltd.                                       84,298   80,036
    Cummins India, Ltd.                                           2,779   34,359
    Cyient, Ltd.                                                  5,934   40,159
    Dabur India, Ltd.                                            27,538  112,032
    Dalmia Bharat, Ltd.                                           5,908  160,459
    DB Corp., Ltd.                                               11,138   61,216
*   DCB Bank, Ltd.                                               64,935  113,050
    DCM Shriram, Ltd.                                            10,928   42,532
    Deepak Fertilisers & Petrochemicals Corp., Ltd.              12,703   46,712
    Delta Corp., Ltd.                                            20,512   37,754
*   DEN Networks, Ltd.                                           21,729   28,285
*   Dena Bank                                                    28,299   14,775
    Dewan Housing Finance Corp., Ltd.                            55,951  236,379
    Dhanuka Agritech, Ltd.                                        1,200   12,282
*   Dish TV India, Ltd.                                          76,676   94,977
    Dishman Pharmaceuticals & Chemicals, Ltd.                     8,970   30,024
    Divi's Laboratories, Ltd.                                     7,498   77,477
    DLF, Ltd.                                                    66,242  132,776
    Dr Reddy's Laboratories, Ltd.                                11,918  532,992
    Dr Reddy's Laboratories, Ltd. ADR                             2,000   90,400
    eClerx Services, Ltd.                                         5,304  117,990
    Edelweiss Financial Services, Ltd.                           85,655  138,866
    Eicher Motors, Ltd.                                             681  231,885
*   EID Parry India, Ltd.                                        20,048   83,605
    EIH, Ltd.                                                     6,806   10,003
    Elgi Equipments, Ltd.                                         4,230   11,868
    Emami, Ltd.                                                   8,222  125,213

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
INDIA -- (Continued)
    Engineers India, Ltd.                                         42,236 $ 92,120
*   Eros International Media, Ltd.                                 4,304   10,640
    Escorts, Ltd.                                                 21,576  115,876
    Essel Propack, Ltd.                                           20,056   71,472
    Eveready Industries India, Ltd.                                7,458   26,723
    Exide Industries, Ltd.                                        66,245  191,804
    FAG Bearings India, Ltd.                                         797   46,403
    FDC, Ltd.                                                      5,685   17,820
    Federal Bank, Ltd.                                           292,868  328,067
*   Federal-Mogul Goetze India, Ltd.                               1,619   11,755
    FIEM Industries, Ltd.                                          3,985   62,916
    Finolex Cables, Ltd.                                          13,524   87,391
    Finolex Industries, Ltd.                                       8,421   61,380
*   Firstsource Solutions, Ltd.                                   39,298   23,110
*   Fortis Healthcare, Ltd.                                       34,983   94,495
    Future Enterprises, Ltd.                                      28,880    9,330
*   Future Retail Ltd.                                            28,880   73,803
    Gabriel India, Ltd.                                           14,731   23,751
    GAIL India, Ltd.                                              58,835  405,004
    Gateway Distriparks, Ltd.                                     17,386   61,682
    GE T&D India, Ltd.                                             3,174   14,401
    Geometric, Ltd.                                                6,645   24,455
    GHCL, Ltd.                                                    13,044   52,992
    GIC Housing Finance, Ltd.                                     10,571   45,905
    Gillette India, Ltd.                                             886   54,938
    GlaxoSmithKline Consumer Healthcare, Ltd.                        677   51,743
    GlaxoSmithKline Pharmaceuticals, Ltd.                            766   30,659
    Glenmark Pharmaceuticals, Ltd.                                24,629  324,480
*   GMR Infrastructure, Ltd.                                     588,736  110,779
    Godfrey Phillips India, Ltd.                                   3,599   53,662
    Godrej Consumer Products, Ltd.                                 6,946  161,242
    Godrej Industries, Ltd.                                       10,700   67,915
*   Godrej Properties, Ltd.                                        9,451   45,909
    Granules India, Ltd.                                          15,569   25,947
    Great Eastern Shipping Co., Ltd. (The)                        15,077   87,330
    Greaves Cotton, Ltd.                                          25,009   50,406
    Greenply Industries, Ltd.                                      6,636   25,343
    Gruh Finance, Ltd.                                            16,201   80,461
    Gujarat Alkalies & Chemicals, Ltd.                             6,618   36,475
    Gujarat Fluorochemicals, Ltd.                                  9,195   64,674
    Gujarat Gas, Ltd.                                              6,146   51,789
    Gujarat Mineral Development Corp., Ltd.                       30,521   52,677
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.          10,666   37,990
    Gujarat Pipavav Port, Ltd.                                    18,330   37,694
    Gujarat State Petronet, Ltd.                                  46,273  103,904
*   Hathway Cable & Datacom, Ltd.                                 11,847    6,551
    Havells India, Ltd.                                           16,399  101,569
*   HCL Infosystems, Ltd.                                         43,017   37,679
    HCL Technologies, Ltd.                                        24,532  291,457
*   HeidelbergCement India, Ltd.                                  18,374   31,818
    Heritage Foods, Ltd.                                           2,570   37,509
    Hero MotoCorp, Ltd.                                            4,818  225,168
    Hexaware Technologies, Ltd.                                   29,440   84,412

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
INDIA -- (Continued)
*   Himachal Futuristic Communications, Ltd.                      98,725 $   20,191
    Himatsingka Seide, Ltd.                                       16,762     82,957
    Hindalco Industries, Ltd.                                    188,559    527,600
*   Hindustan Construction Co., Ltd.                             119,844     76,853
    Hindustan Petroleum Corp., Ltd.                               31,657    244,170
    Hindustan Unilever, Ltd.                                      10,633    133,927
*   Housing Development & Infrastructure, Ltd.                   104,690     96,576
    Housing Development Finance Corp., Ltd.                       51,095  1,030,945
    HSIL, Ltd.                                                     8,539     36,580
    ICICI Bank, Ltd.                                              67,537    267,362
    ICICI Bank, Ltd. Sponsored ADR                                25,500    197,625
*   IDBI Bank, Ltd.                                              149,855    171,086
    Idea Cellular, Ltd.                                          104,803    170,333
    IFCI, Ltd.                                                   257,288    117,211
    IIFL Holdings, Ltd.                                           28,342    122,825
    IL&FS Transportation Networks, Ltd.                           26,355     42,728
    India Cements, Ltd. (The)                                     52,326    112,256
    Indiabulls Housing Finance, Ltd.                              75,678    837,432
*   Indiabulls Real Estate, Ltd.                                  73,206     82,119
    Indian Bank                                                   29,618    119,039
    Indian Hotels Co., Ltd.                                       67,748    108,342
    Indian Hume Pipe Co., Ltd.                                     6,838     36,434
    Indian Oil Corp., Ltd.                                        36,466    196,653
*   Indian Overseas Bank                                         104,415     39,773
    Indo Count Industries, Ltd.                                   20,285     53,639
    Indraprastha Gas, Ltd.                                         8,455    116,909
    IndusInd Bank, Ltd.                                           17,168    316,394
    Infosys, Ltd.                                                 49,487    677,460
    Infosys, Ltd. Sponsored ADR                                   28,800    396,576
    Ingersoll-Rand India, Ltd.                                     1,098     10,481
*   Inox Wind, Ltd.                                                7,170     19,449
    InterGlobe Aviation, Ltd.                                      4,167     55,390
*   Ipca Laboratories, Ltd.                                        8,637     67,678
    IRB Infrastructure Developers, Ltd.                           35,103    119,910
    ITC, Ltd.                                                     92,642    353,149
*   ITD Cementation India, Ltd.                                   11,342     26,979
*   Jagran Prakashan, Ltd.                                        31,201     83,929
    Jain Irrigation Systems, Ltd.                                 99,382    138,291
*   Jaiprakash Associates, Ltd.                                  307,679     51,739
    Jammu & Kashmir Bank, Ltd. (The)                              91,753     84,579
    JB Chemicals & Pharmaceuticals, Ltd.                           3,801     18,852
    JBF Industries, Ltd.                                           5,472     18,338
*   Jet Airways India, Ltd.                                        3,825     22,675
    Jindal Poly Films, Ltd.                                        4,651     23,172
    Jindal Saw, Ltd.                                              21,288     18,232
*   Jindal Stainless Hisar, Ltd.                                  17,122     25,850
*   Jindal Steel & Power, Ltd.                                    91,957    108,965
*   JITF Infralogistics, Ltd.                                      1,711        776
    JK Cement, Ltd.                                                3,829     40,886
    JK Lakshmi Cement, Ltd.                                        4,304     23,711
    JK Tyre & Industries, Ltd.                                    27,061     48,200
    JM Financial, Ltd.                                            64,191     65,147
    Johnson Controls-Hitachi Air Conditioning India, Ltd.          1,423     29,437

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
INDIA -- (Continued)
    JSW Energy, Ltd.                                             134,833 $121,132
    JSW Steel, Ltd.                                              227,680  665,993
    Jubilant Foodworks, Ltd.                                       2,199   28,175
    Jubilant Life Sciences, Ltd.                                  20,287  201,669
*   Just Dial, Ltd.                                                7,953   42,767
    Jyothy Laboratories, Ltd.                                      8,358   42,999
    Kajaria Ceramics, Ltd.                                         8,860   75,530
    Kalpataru Power Transmission, Ltd.                            11,111   45,244
*   Kalyani Steels, Ltd.                                           6,311   30,177
    Kansai Nerolac Paints, Ltd.                                   17,289   87,784
    Karnataka Bank, Ltd. (The)                                    53,706   90,572
    Karur Vysya Bank, Ltd. (The)                                  34,905   42,830
*   Kaveri Seed Co., Ltd.                                          6,312   42,831
    KEC International, Ltd.                                       17,641   38,888
    Kitex Garments, Ltd.                                           4,079   26,765
    Kotak Mahindra Bank, Ltd.                                     15,898  181,884
    KPIT Technologies, Ltd.                                       51,243   98,600
    KPR Mill, Ltd.                                                 3,588   30,499
    KRBL, Ltd.                                                    22,183  122,152
    Kwality, Ltd.                                                  7,019   14,238
    L&T Finance Holdings, Ltd.                                   130,728  188,009
    Lakshmi Machine Works, Ltd.                                      539   30,438
    Lakshmi Vilas Bank, Ltd. (The)                                24,560   50,392
    Larsen & Toubro, Ltd.                                         12,181  259,016
    LIC Housing Finance, Ltd.                                     75,083  613,180
    Lupin, Ltd.                                                   13,464  292,982
    Magma Fincorp, Ltd.                                           28,708   41,612
    Maharashtra Seamless, Ltd.                                     9,479   37,847
    Mahindra & Mahindra Financial Services, Ltd.                  54,883  216,039
    Mahindra & Mahindra, Ltd.                                     41,982  770,471
*   Mahindra CIE Automotive, Ltd.                                 10,826   30,572
    Mahindra Holidays & Resorts India, Ltd.                       11,079   68,768
    Manappuram Finance, Ltd.                                     129,524  150,549
*   Mangalore Refinery & Petrochemicals, Ltd.                     40,362   58,311
    Marico, Ltd.                                                  54,062  205,075
    Marksans Pharma, Ltd.                                         42,845   23,725
    Maruti Suzuki India, Ltd.                                      2,847  247,989
    Max Financial Services, Ltd.                                  21,042  176,659
*   MAX India, Ltd.                                               21,042   43,615
*   Max Ventures & Industries, Ltd.                                4,208    4,085
    McLeod Russel India, Ltd.                                     21,709   49,955
    Minda Corp., Ltd.                                              9,569   12,501
    Minda Industries, Ltd.                                         5,485   28,267
    MindTree, Ltd.                                                23,204  154,338
    MOIL, Ltd.                                                     7,044   36,539
    Monsanto India, Ltd.                                             299   10,102
    Motherson Sumi Systems, Ltd.                                  23,450  114,526
    Motilal Oswal Financial Services, Ltd.                         5,363   44,021
    Mphasis, Ltd.                                                 18,513  151,979
    MRF, Ltd.                                                        329  249,425
    Muthoot Finance, Ltd.                                         23,563  107,745
    Natco Pharma, Ltd.                                             6,410   65,395
    National Aluminium Co., Ltd.                                 129,176  142,990

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
INDIA -- (Continued)
    Nava Bharat Ventures, Ltd.                                    16,934 $ 28,396
    Navneet Education, Ltd.                                       39,922   72,901
    NCC, Ltd.                                                    116,904  143,211
    Nestle India, Ltd.                                             1,474  127,370
    NHPC, Ltd.                                                   138,291   58,931
    NIIT Technologies, Ltd.                                       10,275   61,760
*   NIIT, Ltd.                                                    25,692   28,164
    Nilkamal, Ltd.                                                 1,276   31,032
    NTPC, Ltd.                                                    63,976  162,758
    Oberoi Realty, Ltd.                                           19,219   89,657
    OCL India, Ltd.                                                1,049   13,260
    Oil & Natural Gas Corp., Ltd.                                 38,013  113,415
    Oil India, Ltd.                                               17,631   85,511
    Omaxe, Ltd.                                                   12,587   30,560
    Oracle Financial Services Software, Ltd.                       1,158   56,611
    Orient Cement Ltd.                                            11,985   23,888
    Oriental Bank of Commerce                                     29,982   51,325
    Page Industries, Ltd.                                            395   84,608
    PC Jeweller, Ltd.                                             12,062   67,698
    Persistent Systems, Ltd.                                       7,028   61,703
    Petronet LNG, Ltd.                                            44,569  245,608
    Pfizer, Ltd.                                                   1,742   45,384
    Phoenix Mills, Ltd. (The)                                        654    3,328
    PI Industries, Ltd.                                            4,245   54,159
    Pidilite Industries, Ltd.                                      9,967   99,587
    Piramal Enterprises, Ltd.                                     12,346  306,879
*   Polaris Consulting & Services, Ltd.                              554    1,284
    Power Finance Corp., Ltd.                                    133,505  255,662
    Power Grid Corp. of India, Ltd.                               42,790  130,883
    Praj Industries, Ltd.                                         23,067   28,173
    Prestige Estates Projects, Ltd.                               32,420   79,910
    Procter & Gamble Hygiene & Health Care, Ltd.                   1,013  104,300
    PTC India Financial Services, Ltd.                            26,026   15,938
    PTC India, Ltd.                                               62,370   77,416
*   Punjab National Bank                                          65,184  130,766
    PVR, Ltd.                                                      6,749  121,723
    Radico Khaitan, Ltd.                                          16,295   27,135
    Rain Industries, Ltd.                                         41,827   40,973
    Rajesh Exports, Ltd.                                          18,120  133,134
    Rallis India, Ltd.                                            14,400   48,894
    Ramco Cements, Ltd. (The)                                     17,863  184,330
    Rashtriya Chemicals & Fertilizers, Ltd.                       46,747   39,850
    Ratnamani Metals & Tubes, Ltd.                                 2,461   24,002
*   RattanIndia Power, Ltd.                                      183,153   19,452
    Raymond, Ltd.                                                  8,074   58,689
    Redington India, Ltd.                                         53,129   80,358
    Reliance Capital, Ltd.                                        34,496  229,053
*   Reliance Communications, Ltd.                                206,334  104,339
*   Reliance Defence and Engineering, Ltd.                        36,617   32,550
    Reliance Industries, Ltd.                                     50,412  777,418
    Reliance Infrastructure, Ltd.                                 19,657  149,484
*   Reliance Power, Ltd.                                         179,289  118,260
    Repco Home Finance, Ltd.                                       5,669   54,912

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
INDIA -- (Continued)
*   Rolta India, Ltd.                                             20,833 $ 19,980
    Rural Electrification Corp., Ltd.                            137,514  288,982
    Sadbhav Engineering, Ltd.                                     16,560   67,531
    Sanofi India, Ltd.                                             1,277   76,933
    Sharda Cropchem, Ltd.                                          5,557   37,425
    Shilpa Medicare, Ltd.                                          1,828   18,914
    Shilpi Cable Technologies, Ltd.                                8,546   28,301
*   Shipping Corp. of India, Ltd.                                 33,640   33,195
    Shree Cement, Ltd.                                               484  110,107
    Shriram City Union Finance, Ltd.                               4,454  123,984
    Shriram Transport Finance Co., Ltd.                           23,823  329,561
    Siemens, Ltd.                                                  3,779   63,574
    Sintex Industries, Ltd.                                       85,683  106,225
    SJVN, Ltd.                                                    83,096   39,802
    SKF India, Ltd.                                                1,755   33,221
    SML ISUZU, Ltd.                                                1,708   30,048
    Sobha, Ltd.                                                    8,675   33,340
    Somany Ceramics, Ltd.                                          1,346   11,773
    Sona Koyo Steering Systems, Ltd.                              30,544   37,091
    Sonata Software, Ltd.                                          9,333   26,421
    South Indian Bank, Ltd. (The)                                219,423   67,699
    SREI Infrastructure Finance, Ltd.                             81,613  105,274
    SRF, Ltd.                                                      4,481  113,464
    State Bank of Bikaner & Jaipur                                 5,151   52,646
    State Bank of India                                           48,940  187,801
    State Bank of Travancore                                       4,768   38,004
*   Steel Authority of India, Ltd.                               181,378  170,557
    Sterlite Technologies, Ltd.                                   52,825   97,104
    Strides Shasun, Ltd.                                           6,417  103,541
    Sun Pharmaceutical Industries, Ltd.                           24,489  227,642
    Sun TV Network, Ltd.                                          29,483  229,284
    Sundaram Finance, Ltd.                                         4,906   99,688
    Sundram Fasteners, Ltd.                                       13,749   64,650
    Supreme Industries, Ltd.                                       5,433   75,335
    Supreme Petrochem, Ltd.                                        9,100   36,005
*   Suzlon Energy, Ltd.                                          438,124  110,637
    Symphony, Ltd.                                                   634   12,283
*   Syndicate Bank                                                67,528   66,783
    TAKE Solutions, Ltd.                                           8,984   18,559
    Tamil Nadu Newsprint & Papers, Ltd.                            7,086   35,293
    Tata Chemicals, Ltd.                                          13,903  111,964
    Tata Communications, Ltd.                                     12,919  134,648
    Tata Consultancy Services, Ltd.                                7,539  248,152
    Tata Elxsi, Ltd.                                               2,397   50,204
    Tata Global Beverages, Ltd.                                   99,116  188,120
    Tata Motors, Ltd.                                            100,272  775,080
    Tata Motors, Ltd. Sponsored ADR                                2,004   78,076
    Tata Power Co., Ltd.                                         157,879  185,265
    Tata Steel, Ltd.                                              65,816  450,557
*   TCI Express, Ltd.                                              3,754   16,791
    Tech Mahindra, Ltd.                                           51,397  344,212
    Techno Electric & Engineering Co., Ltd.                        5,488   28,808
    Thermax, Ltd.                                                  5,959   70,962

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
INDIA -- (Continued)
    Thomas Cook India, Ltd.                                         19,155 $    55,162
    Time Technoplast, Ltd.                                          26,268      34,235
    Timken India, Ltd.                                               1,416      13,453
    Titan Co., Ltd.                                                 11,477      61,434
    Torrent Pharmaceuticals, Ltd.                                    8,398     161,583
    Torrent Power, Ltd.                                             17,607      50,480
    Transport Corp. of India, Ltd.                                   7,507      18,139
    Trident, Ltd.                                                   44,370      44,174
*   Triveni Engineering & Industries, Ltd.                          43,176      46,096
    TTK Prestige, Ltd.                                                 207      17,621
    Tube Investments of India, Ltd.                                 17,617     150,457
*   TV18 Broadcast, Ltd.                                           162,424      86,798
    TVS Motor Co., Ltd.                                             26,131     148,842
    TVS Srichakra, Ltd.                                                649      30,671
*   UCO Bank                                                        84,585      42,872
    Uflex, Ltd.                                                     11,771      46,052
    Ultratech Cement, Ltd.                                           2,714     147,641
    Unichem Laboratories, Ltd.                                       9,296      36,983
    Union Bank of India                                             53,712     113,877
*   Unitech, Ltd.                                                  644,762      46,271
    United Breweries, Ltd.                                           8,287      97,800
*   United Spirits, Ltd.                                             1,729      55,658
    UPL, Ltd.                                                       61,902     661,411
    V-Guard Industries, Ltd.                                         9,720      29,693
    VA Tech Wabag, Ltd.                                              5,375      38,572
    Vakrangee, Ltd.                                                 19,729      88,899
    Vardhman Textiles, Ltd.                                          6,017     111,756
    Vedanta, Ltd.                                                  181,988     682,845
    Vedanta, Ltd. ADR                                                3,300      48,840
*   Videocon Industries, Ltd.                                       24,504      37,528
*   Vijaya Bank                                                     78,774      61,258
    Vinati Organics, Ltd.                                            4,112      44,721
    VIP Industries, Ltd.                                            14,795      28,427
    Voltas, Ltd.                                                    19,396      93,253
    VRL Logistics, Ltd.                                              8,185      34,704
    WABCO India, Ltd.                                                  182      14,650
    Welspun Corp., Ltd.                                             22,856      28,252
    Welspun India, Ltd.                                             54,426      60,807
*   Whirlpool of India, Ltd.                                         3,224      44,913
    Wipro, Ltd.                                                     47,102     320,182
    Wockhardt, Ltd.                                                  7,145      68,233
    Yes Bank, Ltd.                                                  47,652     982,529
    Zee Entertainment Enterprises, Ltd.                             46,659     337,223
    Zensar Technologies, Ltd.                                        3,695      48,783
                                                                           -----------
TOTAL INDIA                                                                 49,594,900
                                                                           -----------
INDONESIA -- (0.6%)
    Ace Hardware Indonesia Tbk PT                                1,006,800      56,148
    Adaro Energy Tbk PT                                          2,958,000     375,959
    Adhi Karya Persero Tbk PT                                      486,095      76,496
*   Agung Podomoro Land Tbk PT                                   1,187,400      19,568
    AKR Corporindo Tbk PT                                          334,200     167,146
*   Alam Sutera Realty Tbk PT                                    3,082,000      88,226

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES   VALUE++
                                                                 ---------- --------
INDONESIA -- (Continued)
*   Aneka Tambang Persero Tbk PT                                  2,326,546 $139,497
    Astra Agro Lestari Tbk PT                                       102,300  120,831
    Astra International Tbk PT                                      882,600  526,167
    Bank Bukopin Tbk                                                264,800   12,104
    Bank Central Asia Tbk PT                                        396,300  454,222
*   Bank CIMB Niaga Tbk PT                                           41,766    3,066
    Bank Danamon Indonesia Tbk PT                                   628,000  195,712
    Bank Mandiri Persero Tbk PT                                     598,000  488,435
    Bank Negara Indonesia Persero Tbk PT                            518,300  221,449
*   Bank Pan Indonesia Tbk PT                                       545,500   33,730
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT          1,042,800  179,733
    Bank Pembangunan Daerah Jawa Timur Tbk PT                       877,600   40,467
*   Bank Permata Tbk PT                                             721,600   36,483
    Bank Rakyat Indonesia Persero Tbk PT                            646,100  567,336
    Bank Tabungan Negara Persero Tbk PT                           1,284,600  183,351
*   Barito Pacific Tbk PT                                           759,600  102,715
    Bekasi Fajar Industrial Estate Tbk PT                         1,149,700   28,775
    Blue Bird Tbk PT                                                116,900   24,347
    Bumi Serpong Damai Tbk PT                                     1,496,600  205,284
*   Bumi Teknokultura Unggul Tbk PT                                 300,400   34,878
    Charoen Pokphand Indonesia Tbk PT                               915,600  212,792
    Ciputra Development Tbk PT                                    3,530,747  349,186
*   Citra Marga Nusaphala Persada Tbk PT                            114,125   12,795
*   Delta Dunia Makmur Tbk PT                                     1,304,200   50,842
    Dharma Satya Nusantara Tbk PT                                   534,500   21,414
*   Eagle High Plantations Tbk PT                                 2,066,000   53,841
    Elnusa Tbk PT                                                   496,100   16,058
*   Gajah Tunggal Tbk PT                                            388,100   33,410
*   Garuda Indonesia Persero Tbk PT                               1,664,100   42,122
    Global Mediacom Tbk PT                                        1,815,200   81,616
    Gudang Garam Tbk PT                                              29,700  137,331
*   Hanson International Tbk PT                                  10,987,700  125,073
*   Harum Energy Tbk PT                                              80,800   13,320
    Holcim Indonesia Tbk PT                                         311,600   21,008
    Indo Tambangraya Megah Tbk PT                                   133,100  149,604
    Indocement Tunggal Prakarsa Tbk PT                              205,100  230,868
    Indofood CBP Sukses Makmur Tbk PT                               114,400   71,982
    Indofood Sukses Makmur Tbk PT                                   943,500  559,992
*   Indosat Tbk PT                                                   80,800   39,039
    Intiland Development Tbk PT                                   1,947,500   66,808
    Japfa Comfeed Indonesia Tbk PT                                1,372,000  180,342
    Jasa Marga Persero Tbk PT                                       283,904   89,798
    Kalbe Farma Tbk PT                                              626,400   68,083
*   Kawasan Industri Jababeka Tbk PT                              1,286,480   27,952
*   Krakatau Steel Persero Tbk PT                                 1,204,811   67,233
*   Kresna Graha Investama Tbk PT                                   605,300   19,489
    Link Net Tbk PT                                                 139,400   52,206
*   Lippo Cikarang Tbk PT                                           119,200   44,474
    Lippo Karawaci Tbk PT                                         4,293,000  236,398
    Matahari Department Store Tbk PT                                242,900  268,911
    Matahari Putra Prima Tbk PT                                     381,500   35,002
    Mayora Indah Tbk PT                                             590,700   78,309
*   Medco Energi Internasional Tbk PT                               459,300   47,841

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
INDONESIA -- (Continued)
    Media Nusantara Citra Tbk PT                                 1,025,900 $   130,311
*   Mitra Adiperkasa Tbk PT                                        174,800      72,322
*   MNC Investama Tbk PT                                         6,418,300      67,781
*   Modernland Realty Tbk PT                                     2,090,900      52,318
*   Multipolar Tbk PT                                            3,130,100      79,254
    Nippon Indosari Corpindo Tbk PT                                290,900      34,429
*   Nusantara Infrastructure Tbk PT                              1,616,300      15,716
    Pakuwon Jati Tbk PT                                          3,587,800     150,604
    Pan Brothers Tbk PT                                            858,500      28,553
*   Panin Financial Tbk PT                                       4,680,600      62,799
    Pembangunan Perumahan Persero Tbk PT                           280,263      75,399
    Perusahaan Gas Negara Persero Tbk                              891,300     192,488
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT          995,700     115,628
    PP Properti Tbk PT                                             723,900      68,879
    Ramayana Lestari Sentosa Tbk PT                                579,100      58,125
    Salim Ivomas Pratama Tbk PT                                    864,100      32,995
    Sawit Sumbermas Sarana Tbk PT                                  207,600      25,188
*   Sekawan Intipratama Tbk PT                                     253,200         664
    Semen Baturaja Persero Tbk PT                                  971,200     174,622
    Semen Indonesia Persero Tbk PT                                 516,000     348,982
*   Sentul City Tbk PT                                           4,119,800      27,777
*   Siloam International Hospitals Tbk PT                           16,537      14,634
    Sri Rejeki Isman Tbk PT                                      2,325,400      40,436
*   Sugih Energy Tbk PT                                          2,199,900       9,556
    Summarecon Agung Tbk PT                                      1,320,900     129,701
    Surya Citra Media Tbk PT                                       580,300     122,653
    Surya Semesta Internusa Tbk PT                               1,315,300      62,581
    Tambang Batubara Bukit Asam Persero Tbk PT                     239,600     208,366
    Telekomunikasi Indonesia Persero Tbk PT                        288,300      83,574
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR            6,000     176,520
*   Tiga Pilar Sejahtera Food Tbk                                  494,100      58,275
    Timah Persero Tbk PT                                         1,283,200      93,281
    Tiphone Mobile Indonesia Tbk PT                                985,400      64,954
    Total Bangun Persada Tbk PT                                    116,600       6,726
    Tower Bersama Infrastructure Tbk PT                            279,800     103,722
    Tunas Baru Lampung Tbk PT                                      721,400      62,133
    Unilever Indonesia Tbk PT                                       21,600      66,606
    United Tractors Tbk PT                                         453,100     741,534
*   Vale Indonesia Tbk PT                                          649,900     115,353
*   Visi Media Asia Tbk PT                                         972,200      24,329
    Waskita Karya Persero Tbk PT                                   716,823     137,511
    Wijaya Karya Persero Tbk PT                                    518,134      99,769
*   XL Axiata Tbk PT                                               813,000     177,251
                                                                           -----------
TOTAL INDONESIA                                                             12,301,563
                                                                           -----------
IRELAND -- (0.4%)
*   Bank of Ireland                                              3,007,295     807,932
    C&C Group P.L.C.                                                76,043     324,837
    CRH P.L.C.                                                       6,006     208,322
    CRH P.L.C. Sponsored ADR                                        55,962   1,931,808
*   FBD Holdings P.L.C.                                              3,118      26,794
    Glanbia P.L.C.                                                  34,087     575,713
*   Independent News & Media P.L.C.                                186,318      24,149

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
IRELAND -- (Continued)
    Irish Continental Group P.L.C.                                20,022 $  101,967
    Kerry Group P.L.C. Class A                                     8,522    599,211
    Kingspan Group P.L.C.                                         39,093  1,139,195
    Paddy Power Betfair P.L.C.(BWT6H89)                            7,167    749,415
    Paddy Power Betfair P.L.C.(BWXC0Z1)                            2,721    286,304
    Smurfit Kappa Group P.L.C.                                    51,001  1,344,285
                                                                         ----------
TOTAL IRELAND                                                             8,119,932
                                                                         ----------
ISRAEL -- (0.5%)
*   ADO Group, Ltd.                                                2,010     23,138
#*  Africa Israel Investments, Ltd.                                8,961      1,346
*   Africa Israel Properties, Ltd.                                 3,203     59,132
*   Airport City, Ltd.                                            11,582    124,281
*   Allot Communications, Ltd.                                     2,122     10,435
    Alrov Properties and Lodgings, Ltd.                            2,682     61,060
    Amot Investments, Ltd.                                        22,535     95,082
    Azrieli Group, Ltd.                                            2,950    134,653
    Bank Hapoalim BM                                             156,383    944,892
*   Bank Leumi Le-Israel BM                                      215,910    893,027
    Bayside Land Corp.                                               137     50,470
    Bezeq The Israeli Telecommunication Corp., Ltd.               94,872    165,735
    Big Shopping Centers, Ltd.                                       830     55,737
    Blue Square Real Estate, Ltd.                                    847     33,588
*   Cellcom Israel, Ltd.                                          20,241    213,063
*   Clal Insurance Enterprises Holdings, Ltd.                      4,980     69,256
    Delek Automotive Systems, Ltd.                                 8,703     79,958
    Delek Group, Ltd.                                                757    163,448
    Delta-Galil Industries, Ltd.                                   3,504    111,626
    Direct Insurance Financial Investments, Ltd.                   3,949     34,747
    El Al Israel Airlines                                        103,105     67,237
    Elbit Systems, Ltd.(M3760D101)                                   200     22,000
    Elbit Systems, Ltd.(6308913)                                   1,672    184,255
    Electra Consumer Products 1970, Ltd.                             738     12,827
    Electra, Ltd.                                                    404     73,395
    First International Bank Of Israel, Ltd.                      12,547    188,756
    FMS Enterprises Migun, Ltd.                                      673     18,879
    Formula Systems 1985, Ltd.                                     2,754    107,144
    Fox Wizel, Ltd.                                                   35        553
    Frutarom Industries, Ltd.                                      2,673    141,229
*   Gilat Satellite Networks, Ltd.                                 9,794     55,785
    Hamlet Israel-Canada, Ltd.                                       779     10,929
    Harel Insurance Investments & Financial Services, Ltd.        29,786    149,460
    Hilan, Ltd.                                                    2,127     31,873
    IDI Insurance Co., Ltd.                                        1,191     58,672
    Industrial Buildings Corp., Ltd.                              11,439     13,579
    Israel Chemicals, Ltd.                                        84,027    386,185
*   Israel Discount Bank, Ltd. Class A                           148,658    309,030
*   Jerusalem Oil Exploration                                      3,654    159,326
*   Kenon Holdings, Ltd.                                           1,592     20,383
    Matrix IT, Ltd.                                                5,033     40,504
    Maytronics, Ltd.                                               1,795      6,889
    Meitav DS Investments, Ltd.                                    4,027     19,212
    Melisron, Ltd.                                                 3,269    149,773

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
ISRAEL -- (Continued)
*   Menora Mivtachim Holdings, Ltd.                                4,454 $   41,265
#*  Migdal Insurance & Financial Holding, Ltd.                   105,321     93,800
    Mivtach Shamir Holdings, Ltd.                                  1,390     28,874
    Mizrahi Tefahot Bank, Ltd.                                    38,958    600,064
*   Naphtha Israel Petroleum Corp., Ltd.                           7,332     48,930
    Nice, Ltd.                                                     3,603    252,129
    Nice, Ltd. Sponsored ADR                                       2,783    195,311
*   Nova Measuring Instruments, Ltd.                               4,257     63,295
    Oil Refineries, Ltd.                                         358,013    126,002
*   Partner Communications Co., Ltd.                              23,778    139,406
    Paz Oil Co., Ltd.                                              1,510    233,808
*   Phoenix Holdings, Ltd. (The)                                  23,733     87,121
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.             792     32,199
    Sapiens International Corp. NV                                 4,394     58,699
    Scope Metals Group, Ltd.                                         523     10,795
    Shapir Engineering and Industry, Ltd.                          6,737     15,744
#   Shikun & Binui, Ltd.                                          69,196    143,292
    Shufersal, Ltd.                                               31,362    120,285
    Strauss Group, Ltd.                                            1,894     30,481
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR            43,337  1,448,756
#*  Tower Semiconductor, Ltd.                                     12,278    260,416
*   Union Bank of Israel                                           5,299     22,269
                                                                         ----------
TOTAL ISRAEL                                                              9,605,490
                                                                         ----------
ITALY -- (1.9%)
    A2A SpA                                                      309,601    413,522
    ACEA SpA                                                      12,398    151,804
    Amplifon SpA                                                  12,939    131,374
    Anima Holding SpA                                             58,380    348,121
    Ansaldo STS SpA                                               10,980    138,636
*   Arnoldo Mondadori Editore SpA                                 58,402     85,037
    Ascopiave SpA                                                 29,894     87,914
    Assicurazioni Generali SpA                                   164,855  2,630,604
#   Astaldi SpA                                                   14,038     91,492
    Atlantia SpA                                                  15,460    352,330
    Autogrill SpA                                                 20,494    180,231
    Azimut Holding SpA                                            19,316    347,577
#*  Banca Carige SpA                                             300,788    121,809
    Banca Generali SpA                                             9,183    234,246
    Banca IFIS SpA                                                 7,500    203,412
    Banca Mediolanum SpA                                          69,935    536,499
#*  Banca Monte dei Paschi di Siena SpA                              520      8,115
#*  Banca Popolare dell'Etruria e del Lazio SC                    17,542         --
    Banca Popolare di Sondrio SCPA                               102,041    361,837
    Banco BPM SpA                                                336,360    954,954
    Banco di Desio e della Brianza SpA                             5,175     12,499
    BasicNet SpA                                                   6,773     23,669
    BE                                                            35,768     32,522
    Biesse SpA                                                     3,643     75,165
    BPER Banca                                                   151,798    863,284
    Brembo SpA                                                     4,775    305,945
    Brunello Cucinelli SpA                                         4,996    113,103
    Buzzi Unicem SpA                                              21,247    523,905

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
ITALY -- (Continued)
#   Cairo Communication SpA                                        1,246 $    4,813
    Cementir Holding SpA                                          15,517     66,448
    Cerved Information Solutions SpA                              28,653    234,495
    CIR-Compagnie Industriali Riunite SpA                        132,882    154,121
    CNH Industrial NV                                            156,507  1,390,359
    Credito Emiliano SpA                                          28,501    185,225
    Credito Valtellinese SC                                      447,747    234,949
*   d'Amico International Shipping SA                             45,205     11,956
    Danieli & C Officine Meccaniche SpA                            3,567     76,531
    Datalogic SpA                                                  5,165    106,136
    Davide Campari-Milano SpA                                     42,684    428,147
    De' Longhi SpA                                                 8,984    224,368
    DeA Capital SpA                                               21,871     28,732
    DiaSorin SpA                                                   3,383    201,989
#*  Ei Towers SpA                                                  6,740    372,984
    El.En. SpA                                                     2,220     53,957
    Enel SpA                                                     245,978  1,028,344
    Eni SpA                                                      205,577  3,160,914
    Eni SpA Sponsored ADR                                            768     23,739
    ERG SpA                                                       16,245    180,396
    Esprinet SpA                                                  10,197     75,566
    Falck Renewables SpA                                          39,458     40,200
    Ferrari NV                                                    10,219    637,029
*   Fiat Chrysler Automobiles NV                                 221,223  2,422,272
*   Fincantieri SpA                                              173,288    102,982
    FinecoBank Banca Fineco SpA                                   52,990    315,657
#   Geox SpA                                                      27,658     59,678
*   Gruppo Editoriale L'Espresso SpA                              42,026     35,739
    Gruppo MutuiOnline SpA                                         4,598     44,509
    Hera SpA                                                     114,513    267,384
    Industria Macchine Automatiche SpA                             2,516    166,767
    Infrastrutture Wireless Italiane SpA                          18,334     86,887
    Interpump Group SpA                                           17,819    334,894
    Intesa Sanpaolo SpA                                          613,332  1,440,631
    Iren SpA                                                     102,321    166,420
*   Italgas SpA                                                   60,419    229,581
    Italmobiliare SpA                                              2,513    124,264
*   Juventus Football Club SpA                                   125,442     42,175
    La Doria SpA                                                   3,268     29,478
*   Leonardo SpA                                                  55,327    712,801
    Luxottica Group SpA                                            3,454    185,455
    Luxottica Group SpA Sponsored ADR                                341     18,264
    Maire Tecnimont SpA                                           18,339     51,667
    MARR SpA                                                       4,960     96,393
    Mediaset SpA                                                 213,731    915,683
    Mediobanca SpA                                               101,036    869,923
    Moncler SpA                                                   21,865    420,202
    OVS SpA                                                       28,615    159,759
    Parmalat SpA                                                  83,885    270,770
#   Piaggio & C SpA                                               65,625    109,158
    Prima Industrie SpA                                            1,396     24,951
    Prysmian SpA                                                  24,109    627,147
    Recordati SpA                                                 10,740    305,834

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
ITALY -- (Continued)
    Reply SpA                                                          615 $    78,926
#*  Retelit SpA                                                     42,365      48,918
    SAES Getters SpA                                                 2,847      34,984
*   Safilo Group SpA                                                10,593      78,583
*   Saipem SpA                                                   2,062,094   1,058,845
    Salini Impregilo SpA                                            73,356     229,018
#   Salvatore Ferragamo SpA                                          8,046     212,825
    Saras SpA                                                      149,771     231,999
    SAVE SpA                                                         1,300      26,304
*   Snai SpA                                                        34,897      42,421
    Snam SpA                                                        74,140     282,185
    Societa Cattolica di Assicurazioni SCRL                         47,338     296,188
    Societa Iniziative Autostradali e Servizi SpA                   23,339     189,953
*   Sogefi SpA                                                      29,462      70,252
    Tamburi Investment Partners SpA                                 17,957      75,276
*   Telecom Italia SpA                                           2,176,336   1,871,465
*   Telecom Italia SpA Sponsored ADR                                 8,643      74,416
#   Tenaris SA                                                      28,100     492,226
    Tenaris SA ADR                                                   1,289      45,167
    Terna Rete Elettrica Nazionale SpA                             123,120     539,983
*   Tiscali SpA                                                    594,547      31,313
#   Tod's SpA                                                        3,794     274,024
#*  Trevi Finanziaria Industriale SpA                               41,634      45,510
#   UniCredit SpA                                                   50,680   1,383,403
    Unione di Banche Italiane SpA                                  251,120     875,778
    Unipol Gruppo Finanziario SpA                                  133,902     495,193
    UnipolSai SpA                                                  241,830     504,348
    Vittoria Assicurazioni SpA                                       5,601      63,196
*   Yoox Net-A-Porter Group SpA                                      7,565     189,765
                                                                           -----------
TOTAL ITALY                                                                 38,730,793
                                                                           -----------
JAPAN -- (17.3%)
    77 Bank, Ltd. (The)                                             93,000     431,457
    ABC-Mart, Inc.                                                   2,900     168,835
    Accretive Co., Ltd.                                              8,800      33,501
    Achilles Corp.                                                   5,100      75,562
*   Acom Co., Ltd.                                                   8,900      38,280
    Adastria Co., Ltd.                                               5,800     155,646
    ADEKA Corp.                                                     25,000     364,103
    Advan Co., Ltd.                                                  6,600      64,257
    Advantest Corp.                                                 28,000     522,438
    Aeon Co., Ltd.                                                  74,124   1,071,303
    Aeon Delight Co., Ltd.                                           6,400     183,852
    Aeon Fantasy Co., Ltd.                                           2,400      66,070
    AEON Financial Service Co., Ltd.                                30,500     546,031
    Aeon Hokkaido Corp.                                              8,100      44,034
    Aeon Mall Co., Ltd.                                             13,100     189,859
    Agro-Kanesho Co., Ltd.                                           3,900      43,176
    Ahresty Corp.                                                    5,200      54,886
#   Ai Holdings Corp.                                                5,800     111,594
    Aica Kogyo Co., Ltd.                                             8,900     232,127
    Aichi Bank, Ltd. (The)                                           2,000     115,651
    Aichi Corp.                                                      6,000      45,282

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Aichi Steel Corp.                                              3,400 $  148,818
    Aida Engineering, Ltd.                                        10,800    106,366
    Ain Holdings, Inc.                                             2,600    190,589
    Aiphone Co., Ltd.                                              1,400     23,688
    Air Water, Inc.                                               32,000    592,503
    Airport Facilities Co., Ltd.                                   8,200     43,651
    Aisan Industry Co., Ltd.                                      12,500    104,963
    Aisin Seiki Co., Ltd.                                         31,100  1,422,651
    Aizawa Securities Co., Ltd.                                    7,000     40,222
    Ajinomoto Co., Inc.                                           19,000    375,013
    Ajis Co., Ltd.                                                   200      9,735
#*  Akebono Brake Industry Co., Ltd.                              39,800    106,715
    Akita Bank, Ltd. (The)                                        46,000    144,766
#   Albis Co., Ltd.                                                1,800     50,999
    Alconix Corp.                                                  4,900     77,434
    Alfresa Holdings Corp.                                        23,700    390,111
#   Alinco, Inc.                                                   4,400     40,991
    Alpen Co., Ltd.                                                6,200    110,649
    Alpine Electronics, Inc.                                      13,300    194,217
    Alps Electric Co., Ltd.                                       30,700    817,718
    Altech Corp.                                                     600     13,830
    Amada Holdings Co., Ltd.                                      34,700    407,853
    Amano Corp.                                                   12,400    237,411
    Amiyaki Tei Co., Ltd.                                          1,600     56,001
    Amuse, Inc.                                                    4,600     73,333
    ANA Holdings, Inc.                                            45,000    133,663
    Anest Iwata Corp.                                              8,600     83,802
#   Anicom Holdings, Inc.                                          1,700     34,669
    Anritsu Corp.                                                 30,500    210,535
#   AOI TYO Holdings, Inc.                                         3,240     24,276
    AOKI Holdings, Inc.                                           14,900    187,618
    Aomori Bank, Ltd. (The)                                       47,000    154,870
    Aoyama Trading Co., Ltd.                                      12,800    451,147
    Aozora Bank, Ltd.                                            164,000    597,283
#   Apamanshop Holdings Co., Ltd.                                  3,200     26,024
    Arakawa Chemical Industries, Ltd.                              6,100    101,146
    Arata Corp.                                                    2,100     51,069
    Arcland Sakamoto Co., Ltd.                                     7,400     90,613
    Arcland Service Holdings Co., Ltd.                             1,500     41,116
    Arcs Co., Ltd.                                                 8,000    180,250
    Ardepro Co., Ltd.                                             36,100     45,060
    Argo Graphics, Inc.                                            1,700     37,974
    Ariake Japan Co., Ltd.                                         1,400     74,211
    Arisawa Manufacturing Co., Ltd.                               14,200     85,551
    Artnature, Inc.                                                4,300     28,750
    ArtSpark Holdings, Inc.                                        2,600     38,542
    As One Corp.                                                   1,700     78,175
    Asahi Co., Ltd.                                                4,600     54,034
    Asahi Diamond Industrial Co., Ltd.                            17,500    130,994
    Asahi Glass Co., Ltd.                                         99,000    735,533
    Asahi Group Holdings, Ltd.                                    12,800    450,428
    Asahi Holdings, Inc.                                           7,000    138,871
    Asahi Intecc Co., Ltd.                                         4,200    170,927

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Asahi Kasei Corp.                                            203,000 $1,893,290
    Asahi Kogyosha Co., Ltd.                                       1,100     28,806
    Asahi Yukizai Corp.                                           20,000     41,980
    Asante, Inc.                                                     800     12,144
    Asanuma Corp.                                                 19,000     59,654
    Asatsu-DK, Inc.                                                7,300    193,218
    Asia Pile Holdings Corp.                                       5,300     26,999
#   Asics Corp.                                                   17,400    338,948
    ASKA Pharmaceutical Co., Ltd.                                  3,700     55,579
    ASKUL Corp.                                                    3,200    104,006
    Astellas Pharma, Inc.                                         46,800    628,139
    Asunaro Aoki Construction Co., Ltd.                            1,600     11,114
    Ateam, Inc.                                                    1,500     28,460
    Atom Corp.                                                    15,200     97,086
    Atsugi Co., Ltd.                                              54,000     59,733
    Autobacs Seven Co., Ltd.                                      11,500    177,987
    Avex Group Holdings, Inc.                                     10,100    151,804
    Awa Bank, Ltd. (The)                                          52,000    324,187
    Axial Retailing, Inc.                                          4,600    180,783
    Azbil Corp.                                                   10,400    313,559
    Bandai Namco Holdings, Inc.                                   17,600    484,717
    Bando Chemical Industries, Ltd.                                9,000     80,525
    Bank of Iwate, Ltd. (The)                                      4,000    160,054
    Bank of Kochi, Ltd. (The)                                      9,000     10,732
    Bank of Kyoto, Ltd. (The)                                     64,000    500,317
#   Bank of Nagoya, Ltd. (The)                                     4,100    148,054
    Bank of Okinawa, Ltd. (The)                                    6,000    215,682
    Bank of Saga, Ltd. (The)                                      44,000    112,577
    Bank of the Ryukyus, Ltd.                                      4,300     57,489
    Belc Co., Ltd.                                                 3,900    143,718
    Bell System24 Holdings, Inc.                                  14,300    127,251
    Belluna Co., Ltd.                                             11,800     80,877
    Benefit One, Inc.                                              2,700     68,661
    Benesse Holdings, Inc.                                         9,500    276,504
    Best Denki Co., Ltd.                                           9,600     12,245
    Bic Camera, Inc.                                              25,700    240,046
    Biofermin Pharmaceutical Co., Ltd.                               400     10,118
    BML, Inc.                                                      6,600    159,282
#   BP Castrol K.K.                                                2,900     42,165
    Bridgestone Corp.                                             39,700  1,456,034
    Broadleaf Co., Ltd.                                           13,200     82,077
#   BRONCO BILLY Co., Ltd.                                         2,200     54,079
    Brother Industries, Ltd.                                      51,500    950,580
    Bunka Shutter Co., Ltd.                                       15,200    122,662
    CAC Holdings Corp.                                             3,300     27,636
#   Calbee, Inc.                                                   4,100    133,467
    Calsonic Kansei Corp.                                         36,000    572,313
    Can Do Co., Ltd.                                               3,500     57,025
    Canon Electronics, Inc.                                        5,400     82,735
    Canon Marketing Japan, Inc.                                   12,200    232,858
    Canon, Inc.                                                   38,500  1,139,076
#   Canon, Inc. Sponsored ADR                                      1,500     44,355
    Capcom Co., Ltd.                                              11,900    252,569

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    Carlit Holdings Co., Ltd.                                      2,300 $ 11,385
    Casio Computer Co., Ltd.                                      39,300  543,010
    Cawachi, Ltd.                                                  4,300  110,646
    Central Automotive Products, Ltd.                              3,900   39,947
    Central Glass Co., Ltd.                                       49,000  234,796
    Central Japan Railway Co.                                      2,800  452,441
    Central Security Patrols Co., Ltd.                             2,100   36,467
    Central Sports Co., Ltd.                                       1,700   44,527
    Chiba Bank, Ltd. (The)                                        50,000  327,066
    Chiba Kogyo Bank, Ltd. (The)                                  14,200   73,338
    CHIMNEY Co., Ltd.                                              1,200   29,847
    Chiyoda Co., Ltd.                                              5,000  118,226
    Chiyoda Corp.                                                 40,000  269,232
    Chiyoda Integre Co., Ltd.                                      4,600   98,810
    Chofu Seisakusho Co., Ltd.                                     5,600  127,688
    Chori Co., Ltd.                                                3,000   52,056
    Chubu Electric Power Co., Inc.                                22,700  303,057
    Chubu Shiryo Co., Ltd.                                         8,300   76,974
    Chudenko Corp.                                                 8,600  182,772
    Chuetsu Pulp & Paper Co., Ltd.                                31,000   68,697
    Chugai Pharmaceutical Co., Ltd.                                1,900   55,838
    Chugai Ro Co., Ltd.                                           16,000   31,435
    Chugoku Bank, Ltd. (The)                                      40,000  588,396
    Chugoku Electric Power Co., Inc. (The)                        12,300  138,498
    Chugoku Marine Paints, Ltd.                                   18,000  130,933
    Chukyo Bank, Ltd. (The)                                        4,300   87,787
    Ci:z Holdings Co., Ltd.                                        3,400   98,176
    Citizen Watch Co., Ltd.                                       72,200  448,353
    CKD Corp.                                                     13,500  180,335
    Clarion Co., Ltd.                                             45,000  169,525
    Cleanup Corp.                                                  5,300   42,041
    CMIC Holdings Co., Ltd.                                        3,500   46,333
#*  CMK Corp.                                                     16,400   97,346
    Coca-Cola East Japan Co., Ltd.                                11,800  256,971
    Coca-Cola West Co., Ltd.                                      14,200  412,176
    Cocokara fine, Inc.                                            4,100  170,437
#   COLOPL, Inc.                                                  20,600  178,173
#   Colowide Co., Ltd.                                             9,200  154,233
    Computer Engineering & Consulting, Ltd.                        4,200   69,301
    COMSYS Holdings Corp.                                         19,500  358,457
    Comture Corp.                                                  1,300   40,833
    Concordia Financial Group, Ltd.                              101,017  532,806
    CONEXIO Corp.                                                  3,400   44,604
#*  COOKPAD, Inc.                                                  8,800   78,567
    Corona Corp.                                                   5,900   59,537
    Cosel Co., Ltd.                                                4,900   57,259
    Cosmo Energy Holdings Co., Ltd.                               12,800  221,512
    Cosmos Pharmaceutical Corp.                                    1,000  184,666
#   Create Restaurants Holdings, Inc.                              7,200   62,963
    Create SD Holdings Co., Ltd.                                   4,800  105,874
    Credit Saison Co., Ltd.                                       26,000  473,719
    Creek & River Co., Ltd.                                        4,300   39,251
    Cresco, Ltd.                                                     900   20,639

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
#   CROOZ, Inc.                                                    1,200 $   31,643
    CTI Engineering Co., Ltd.                                      2,500     23,238
    CyberAgent, Inc.                                              11,600    287,433
*   D.A. Consortium Holdings, Inc.                                 8,900     66,820
    Dai Nippon Printing Co., Ltd.                                 56,000    569,722
    Dai Nippon Toryo Co., Ltd.                                    28,000     59,264
    Dai-Dan Co., Ltd.                                              5,000     42,434
    Dai-ichi Life Holdings, Inc.                                  70,800  1,283,525
    Dai-ichi Seiko Co., Ltd.                                       2,600     30,932
    Daibiru Corp.                                                 12,100    109,754
    Daicel Corp.                                                  34,900    385,927
    Daido Metal Co., Ltd.                                         12,500    116,412
    Daido Steel Co., Ltd.                                         79,000    358,744
    Daidoh, Ltd.                                                   5,800     22,695
    Daifuku Co., Ltd.                                             13,700    302,860
    Daihen Corp.                                                  25,000    160,587
    Daiho Corp.                                                   29,000    133,981
    Daiichi Jitsugyo Co., Ltd.                                    11,000     66,260
#   Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                         1,000     34,232
    Daiichi Sankyo Co., Ltd.                                      22,100    494,445
    Daiichikosho Co., Ltd.                                         8,100    321,866
    Daiken Corp.                                                   3,200     60,521
#   Daiken Medical Co., Ltd.                                       4,500     32,049
    Daiki Aluminium Industry Co., Ltd.                             9,000     42,307
    Daikin Industries, Ltd.                                        5,600    555,870
    Daikoku Denki Co., Ltd.                                        1,900     28,707
    Daikokutenbussan Co., Ltd.                                     1,300     60,400
#*  Daikokuya Holdings Co., Ltd.                                  28,600     20,755
    Daikyo, Inc.                                                  97,000    199,202
    Daikyonishikawa Corp.                                         12,700    165,656
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.       20,000    120,121
#   Daio Paper Corp.                                              21,900    245,782
    Daisan Bank, Ltd. (The)                                        4,300     66,261
    Daiseki Co., Ltd.                                              6,600    131,855
#   Daiseki Eco. Solution Co., Ltd.                                1,000     14,163
    Daishi Bank, Ltd. (The)                                       88,000    388,456
    Daishinku Corp.                                                2,600     32,873
    Daisue Construction Co., Ltd.                                  1,400     12,243
    Daito Pharmaceutical Co., Ltd.                                 3,150     62,844
    Daito Trust Construction Co., Ltd.                             2,700    377,458
    Daiwa House Industry Co., Ltd.                                29,600    801,631
    Daiwa Industries, Ltd.                                         9,300     80,644
    Daiwa Securities Group, Inc.                                 178,000  1,134,977
    Daiwabo Holdings Co., Ltd.                                    55,000    135,851
    DCM Holdings Co., Ltd.                                        28,600    256,639
    Dena Co., Ltd.                                                21,100    471,465
    Denka Co., Ltd.                                              102,000    502,031
    Denki Kogyo Co., Ltd.                                         17,000     87,385
    Denso Corp.                                                   18,700    809,794
    Dentsu, Inc.                                                   6,200    286,558
    Denyo Co., Ltd.                                                4,400     64,205
    Descente, Ltd.                                                10,700    121,575
*   Dexerials Corp.                                                7,900     86,795

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    DIC Corp.                                                    19,200 $594,570
    Digital Arts, Inc.                                            2,100   55,748
    Digital Garage, Inc.                                          3,700   68,136
#   Dip Corp.                                                     6,400  130,819
    Disco Corp.                                                   3,300  421,357
    DKS Co., Ltd.                                                14,000   48,698
#   DMG Mori Co., Ltd.                                           40,100  547,962
    Don Quijote Holdings Co., Ltd.                                4,500  163,329
    Doshisha Co., Ltd.                                            4,900   93,952
    Doutor Nichires Holdings Co., Ltd.                            6,400  122,000
    Dowa Holdings Co., Ltd.                                      69,000  585,626
    Dream Incubator, Inc.                                           600   10,522
    DTS Corp.                                                     6,800  153,881
    Dunlop Sports Co., Ltd.                                       1,200   11,027
    Duskin Co., Ltd.                                             12,800  279,234
    Dvx, Inc.                                                     1,200   13,617
    DyDo Group Holdings, Inc.                                     2,500  131,941
    Eagle Industry Co., Ltd.                                      7,300   97,983
#   Earth Chemical Co., Ltd.                                      1,500   64,195
    East Japan Railway Co.                                        6,300  570,510
    Ebara Corp.                                                  21,000  647,667
    Ebara Jitsugyo Co., Ltd.                                      1,100   13,177
    Eco's Co., Ltd.                                               3,200   35,465
#   EDION Corp.                                                  24,400  234,233
    EF-ON, Inc.                                                   3,600   31,731
#   Ehime Bank, Ltd. (The)                                        8,600  103,535
    Eidai Co., Ltd.                                               3,000   13,654
    Eighteenth Bank, Ltd. (The)                                  36,000  111,270
    Eiken Chemical Co., Ltd.                                      3,600   92,966
    Eisai Co., Ltd.                                               1,800   99,217
    Eizo Corp.                                                    5,100  143,651
    Elecom Co., Ltd.                                              3,400   57,739
#   Electric Power Development Co., Ltd.                          5,000  116,214
    Elematec Corp.                                                2,700   45,816
    EM Systems Co., Ltd.                                          2,600   38,270
    en-japan, Inc.                                                3,200   57,806
    Endo Lighting Corp.                                           3,100   24,722
    Enplas Corp.                                                  3,800  112,345
    EPS Holdings, Inc.                                           12,500  158,404
#   eRex Co., Ltd.                                                1,500   43,681
#   ES-Con Japan, Ltd.                                           15,100   51,329
    ESPEC Corp.                                                   7,400   83,955
    Excel Co., Ltd.                                               2,600   34,522
    Exedy Corp.                                                   7,900  213,924
#   Ezaki Glico Co., Ltd.                                         3,300  151,067
#   F-Tech, Inc.                                                  2,700   30,569
    F@N Communications, Inc.                                      9,300   60,498
    FALCO HOLDINGS Co., Ltd.                                      1,900   25,243
    FamilyMart UNY Holdings Co., Ltd.                             6,985  442,552
    Fancl Corp.                                                   2,200   30,374
    FANUC Corp.                                                   2,800  549,715
    Fast Retailing Co., Ltd.                                        900  283,064
    FCC Co., Ltd.                                                11,000  199,267

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Ferrotec Corp.                                                10,100 $  144,848
    FIDEA Holdings Co., Ltd.                                      40,000     73,197
#   Fields Corp.                                                   6,700     73,495
    Financial Products Group Co., Ltd.                            10,800     96,662
#   FINDEX, Inc.                                                   2,000     16,388
    First Juken Co., Ltd.                                            900     11,318
    FJ Next Co., Ltd.                                              1,700     11,193
    Foster Electric Co., Ltd.                                      8,500    133,033
    FP Corp.                                                       5,200    248,181
    France Bed Holdings Co., Ltd.                                  5,200     42,869
    Freebit Co., Ltd.                                              6,000     48,758
    Freund Corp.                                                   3,000     39,703
    FTGroup Co., Ltd.                                              4,100     26,542
    Fudo Tetra Corp.                                              62,300    114,274
    Fuji Co., Ltd.                                                 3,900     81,157
    Fuji Corp.                                                     1,200     21,555
    Fuji Corp., Ltd.                                               7,100     47,333
    Fuji Electric Co., Ltd.                                      141,000    835,344
    Fuji Heavy Industries, Ltd.                                   17,100    684,275
    Fuji Kiko Co., Ltd.                                            4,100     16,611
#   Fuji Kyuko Co., Ltd.                                           8,000     75,823
#   Fuji Machine Manufacturing Co., Ltd.                          21,900    275,182
    Fuji Media Holdings, Inc.                                     11,200    162,273
*   Fuji Oil Co., Ltd.                                            23,400     83,768
    Fuji Oil Holdings, Inc.                                       12,900    258,219
    Fuji Pharma Co., Ltd.                                          2,000     48,917
    Fuji Seal International, Inc.                                 12,000    254,798
    Fuji Soft, Inc.                                                5,700    140,202
    Fujibo Holdings, Inc.                                          3,800    113,126
    Fujicco Co., Ltd.                                              1,000     22,180
    FUJIFILM Holdings Corp.                                       15,000    580,879
    Fujikura Kasei Co., Ltd.                                       8,400     49,297
    Fujikura Rubber, Ltd.                                          6,300     36,667
    Fujikura, Ltd.                                                71,000    449,565
    Fujimi, Inc.                                                   6,500    142,691
    Fujimori Kogyo Co., Ltd.                                       5,100    134,099
    Fujio Food System Co., Ltd.                                      500     11,648
#   Fujisash Co., Ltd.                                            23,300     20,834
    Fujishoji Co., Ltd.                                              900      9,489
#   Fujita Kanko, Inc.                                            10,000     31,377
    Fujitec Co., Ltd.                                             16,000    188,038
    Fujitsu Frontech, Ltd.                                         3,800     49,358
    Fujitsu General, Ltd.                                         13,000    255,735
    Fujitsu, Ltd.                                                279,000  1,621,535
    Fujiya Co., Ltd.                                              21,000     41,853
    Fukuda Corp.                                                   6,000     58,874
    Fukuda Denshi Co., Ltd.                                          400     22,795
    Fukui Bank, Ltd. (The)                                        66,000    171,004
    Fukuoka Financial Group, Inc.                                129,000    569,443
    Fukushima Bank, Ltd. (The)                                    65,000     54,615
    Fukushima Industries Corp.                                     4,300    136,153
#   Fukuyama Transporting Co., Ltd.                               40,000    220,369
#   FULLCAST Holdings Co., Ltd..                                   5,100     42,586

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Fumakilla, Ltd.                                               8,000 $ 52,971
#   Funai Electric Co., Ltd.                                      8,500   68,224
    Funai Soken Holdings, Inc.                                    3,680   57,054
#   Furukawa Battery Co., Ltd. (The)                              4,000   26,560
    Furukawa Co., Ltd.                                           86,000  167,998
    Furukawa Electric Co., Ltd.                                  17,200  583,602
    Furuno Electric Co., Ltd.                                     6,700   44,335
    Furusato Industries, Ltd.                                     2,600   38,599
    Fuso Chemical Co., Ltd.                                       5,200  115,057
    Fuso Pharmaceutical Industries, Ltd.                          2,600   65,259
    Futaba Corp.                                                 10,900  190,323
    Futaba Industrial Co., Ltd.                                  19,300  114,731
    Future Corp.                                                 10,500   73,768
    Fuyo General Lease Co., Ltd.                                  4,600  228,789
    G-7 Holdings, Inc.                                            2,200   39,871
    G-Tekt Corp.                                                  4,900   92,026
    Gakken Holdings Co., Ltd.                                    11,000   30,396
    Gakkyusha Co., Ltd.                                           2,100   28,048
#   GCA Corp.                                                    10,000   72,981
    Gecoss Corp.                                                  4,900   46,406
    Genky Stores, Inc.                                            1,000   54,724
#   Geo Holdings Corp.                                            9,000  103,971
    Geostr Corp.                                                  4,400   34,957
    Gfoot Co., Ltd.                                               4,800   34,876
    Giken, Ltd.                                                   2,700   49,534
    GLOBERIDE, Inc.                                               2,900   47,489
    Glory, Ltd.                                                  12,000  374,903
    GMO internet, Inc.                                           12,200  177,105
#   GMO Payment Gateway, Inc.                                     2,900  144,238
    Godo Steel, Ltd.                                              3,600   60,972
#   Gokurakuyu Holdings Co., Ltd.                                 6,900   52,784
    Goldcrest Co., Ltd.                                           4,500   79,960
    Golf Digest Online, Inc.                                      6,700   54,485
    Gree, Inc.                                                   27,600  148,874
    GS Yuasa Corp.                                               89,000  368,481
    Gun-Ei Chemical Industry Co., Ltd.                            1,300   40,790
#*  GungHo Online Entertainment, Inc.                            45,100   97,932
    Gunma Bank, Ltd. (The)                                       97,000  529,114
    Gunze, Ltd.                                                  44,000  151,262
    Gurunavi, Inc.                                                5,700  125,937
    H-One Co., Ltd.                                               3,300   30,235
    H2O Retailing Corp.                                          24,000  397,208
    HABA Laboratories, Inc.                                         900   32,865
    Hachijuni Bank, Ltd. (The)                                   83,100  489,122
    Hagihara Industries, Inc.                                     2,000   46,319
    Hagiwara Electric Co., Ltd.                                   1,900   35,745
    Hakuhodo DY Holdings, Inc.                                   11,200  137,799
    Hakuto Co., Ltd.                                              6,400   58,141
    Halows Co., Ltd.                                              1,200   24,521
    Hamakyorex Co., Ltd.                                          4,000   76,749
    Hamamatsu Photonics K.K.                                      4,300  124,183
    Hankyu Hanshin Holdings, Inc.                                22,400  760,029
    Hanwa Co., Ltd.                                              50,000  341,031

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Happinet Corp.                                                 4,400 $   50,120
    Hard Off Corp. Co., Ltd.                                       3,100     32,239
    Harima Chemicals Group, Inc.                                   2,600     17,873
#   Harmonic Drive Systems, Inc.                                   3,600    108,506
    Haseko Corp.                                                  43,700    481,640
#*  Hayashikane Sangyo Co., Ltd.                                   1,400     10,676
    Hazama Ando Corp.                                             60,500    422,162
    Hearts United Group Co., Ltd.                                  1,700     26,153
    Heiwa Corp.                                                   13,000    313,420
    Heiwa Real Estate Co., Ltd.                                    8,800    122,298
    Heiwado Co., Ltd.                                              8,900    205,092
    HI-LEX Corp.                                                   4,700    123,145
    Hibino Corp.                                                     300     11,125
    Hibiya Engineering, Ltd.                                       5,400     81,258
    Hiday Hidaka Corp.                                             2,640     62,837
    Hikari Tsushin, Inc.                                           1,100    100,523
    Hino Motors, Ltd.                                             17,200    181,466
    Hioki EE Corp.                                                 2,000     38,510
    Hirakawa Hewtech Corp.                                         3,000     34,340
    Hiramatsu, Inc.                                                5,300     30,781
    Hirano Tecseed Co., Ltd.                                       5,000     65,941
    Hirata Corp.                                                     700     47,822
    Hirose Electric Co., Ltd.                                      1,100    143,197
    Hiroshima Bank, Ltd. (The)                                    89,000    415,827
    Hiroshima Gas Co., Ltd.                                        9,300     30,230
#   HIS Co., Ltd.                                                 12,000    320,235
    Hisaka Works, Ltd.                                             7,300     60,657
    Hisamitsu Pharmaceutical Co., Inc.                             2,400    125,282
    Hitachi Capital Corp.                                         15,300    392,772
    Hitachi Chemical Co., Ltd.                                    19,400    550,787
    Hitachi Construction Machinery Co., Ltd.                      23,800    547,344
    Hitachi High-Technologies Corp.                               13,200    565,410
#   Hitachi Koki Co., Ltd.                                        17,800    136,692
    Hitachi Kokusai Electric, Inc.                                17,000    381,793
    Hitachi Maxell, Ltd.                                          10,100    203,868
    Hitachi Metals, Ltd.                                          35,700    494,913
    Hitachi Transport System, Ltd.                                12,300    251,032
    Hitachi Zosen Corp.                                           44,800    235,352
    Hitachi, Ltd.                                                498,000  2,851,275
    Hitachi, Ltd. ADR                                              2,000    114,040
    Hito Communications, Inc.                                        800     11,429
    Hochiki Corp.                                                  5,800     72,086
    Hodogaya Chemical Co., Ltd.                                    1,700     41,903
    Hogy Medical Co., Ltd.                                         2,800    170,958
    Hokkaido Electric Power Co., Inc.                             34,900    252,879
    Hokkaido Gas Co., Ltd.                                         6,000     14,721
    Hokko Chemical Industry Co., Ltd.                              5,000     20,860
    Hokkoku Bank, Ltd. (The)                                      70,000    266,889
    Hokuetsu Bank, Ltd. (The)                                      6,600    156,011
    Hokuetsu Industries Co., Ltd.                                  6,000     45,637
    Hokuetsu Kishu Paper Co., Ltd.                                38,900    236,039
    Hokuhoku Financial Group, Inc.                                23,300    399,174
#   Hokuriku Electric Industry Co., Ltd.                          14,000     17,220

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Hokuriku Electric Power Co.                                   16,300 $  164,227
    Hokuriku Electrical Construction Co., Ltd.                     1,400     10,970
    Hokuto Corp.                                                   5,100     92,283
    Honda Motor Co., Ltd.                                        104,700  3,115,756
    Honda Motor Co., Ltd. Sponsored ADR                           10,600    315,032
    Honda Tsushin Kogyo Co., Ltd.                                    400      4,534
    Honeys Co., Ltd.                                               4,900     46,890
    Hoosiers Holdings                                             10,700     57,432
    Horiba, Ltd.                                                   7,400    389,451
    Hoshizaki Corp.                                                2,200    179,280
    Hosiden Corp.                                                 19,200    148,387
    Hosokawa Micron Corp.                                         10,000     70,105
    House Foods Group, Inc.                                       13,200    283,257
    Howa Machinery, Ltd.                                           6,900     44,780
    Hoya Corp.                                                     7,500    326,902
    Hulic Co., Ltd.                                                9,100     88,733
    Hyakugo Bank, Ltd. (The)                                      71,000    291,628
    Hyakujushi Bank, Ltd. (The)                                   69,000    229,367
    I K K, Inc.                                                    2,500     15,755
    I-Net Corp.                                                    3,910     42,192
    I-O Data Device, Inc.                                          1,800     20,858
    Ibiden Co., Ltd.                                              32,200    457,958
    IBJ Leasing Co., Ltd.                                          6,700    146,705
*   IBJ, Inc.                                                      3,200     16,624
#   Ichibanya Co., Ltd.                                            2,098     68,932
    Ichigo, Inc.                                                  43,300    140,480
    Ichiken Co., Ltd.                                              7,000     28,701
#   Ichikoh Industries, Ltd.                                      23,000     86,804
    Ichinen Holdings Co., Ltd.                                     4,900     48,083
    Ichiyoshi Securities Co., Ltd.                                 8,600     66,771
    Icom, Inc.                                                     2,700     54,423
    Idec Corp.                                                     3,600     36,956
    Idemitsu Kosan Co., Ltd.                                      17,200    531,849
#   IDOM, Inc.                                                    19,500    127,639
    Ihara Chemical Industry Co., Ltd.                              5,900     54,663
*   IHI Corp.                                                    304,000    818,614
    Iida Group Holdings Co., Ltd.                                 16,900    316,287
    Iino Kaiun Kaisha, Ltd.                                       24,000     98,012
    Ikegami Tsushinki Co., Ltd.                                   31,000     43,877
#   Imagica Robot Holdings, Inc.                                   7,200     46,932
    Imasen Electric Industrial                                     3,800     33,634
    Inaba Denki Sangyo Co., Ltd.                                   6,700    237,548
#   Inaba Seisakusho Co., Ltd.                                     1,000     11,599
    Inabata & Co., Ltd.                                           14,100    160,887
    Inageya Co., Ltd.                                              5,100     69,250
    Ines Corp.                                                     1,800     18,366
    Infocom Corp.                                                  6,600     96,026
    Infomart Corp.                                                13,400     75,247
    Information Development Co.                                    3,000     31,569
    Information Services International-Dentsu, Ltd.                4,900     90,240
    Innotech Corp.                                                 8,200     44,720
    Inpex Corp.                                                   88,200    865,523
    Intage Holdings, Inc.                                          4,800     89,233

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Internet Initiative Japan, Inc.                                8,100 $  130,265
    Inui Global Logistics Co., Ltd.                                5,100     43,413
    Iriso Electronics Co., Ltd.                                    2,900    162,179
#   Iseki & Co., Ltd.                                             46,000     91,201
    Isetan Mitsukoshi Holdings, Ltd.                              40,600    474,909
*   Ishihara Sangyo Kaisha, Ltd.                                   9,100     74,253
#   Istyle, Inc.                                                   5,200     35,590
    Isuzu Motors, Ltd.                                            87,000  1,167,358
    Itfor, Inc.                                                    5,200     28,189
    Ito En, Ltd.                                                  11,100    368,871
    ITOCHU Corp.                                                  63,100    869,259
    Itochu Enex Co., Ltd.                                         16,500    133,749
    Itochu Techno-Solutions Corp.                                  6,100    164,084
    Itochu-Shokuhin Co., Ltd.                                      1,200     46,105
*   Itoham Yonekyu Holdings, Inc.                                 18,000    159,421
    Itoki Corp.                                                   15,400     99,071
    IwaiCosmo Holdings, Inc.                                       4,100     38,982
    Iwasaki Electric Co., Ltd.                                    17,000     28,779
    Iwatani Corp.                                                 63,000    350,986
*   Iwatsu Electric Co., Ltd.                                     26,000     20,220
#   Iyo Bank, Ltd. (The)                                          61,900    415,359
    Izumi Co., Ltd.                                                5,200    220,494
    J Front Retailing Co., Ltd.                                   47,900    691,279
    J Trust Co., Ltd.                                             20,300    218,928
    J-Oil Mills, Inc.                                              3,600    124,786
    JAC Recruitment Co., Ltd.                                      4,600     55,648
    Jaccs Co., Ltd.                                               37,000    167,535
    Jafco Co., Ltd.                                                9,400    317,061
#   Jalux, Inc.                                                    1,700     31,104
#   Jamco Corp.                                                    3,900     86,997
#*  Janome Sewing Machine Co., Ltd.                                7,000     51,924
#   Japan Airport Terminal Co., Ltd.                               2,600     92,958
    Japan Asia Group, Ltd.                                         2,300      8,813
#   Japan Aviation Electronics Industry, Ltd.                     18,000    220,253
#   Japan Cash Machine Co., Ltd.                                   3,500     46,826
#*  Japan Display, Inc.                                          100,700    273,401
#   Japan Drilling Co., Ltd.                                       2,700     57,159
    Japan Exchange Group, Inc.                                    29,500    438,476
    Japan Foundation Engineering Co., Ltd.                         8,700     26,654
    Japan Lifeline Co., Ltd.                                       2,600     48,844
    Japan Material Co., Ltd.                                       2,600     39,196
    Japan Medical Dynamic Marketing, Inc.                          5,000     39,566
    Japan Petroleum Exploration Co., Ltd.                          5,500    123,548
#   Japan Property Management Center Co., Ltd.                     3,600     41,043
    Japan Pulp & Paper Co., Ltd.                                  24,000     77,929
    Japan Radio Co., Ltd.                                          3,600     41,801
    Japan Securities Finance Co., Ltd.                            29,900    160,392
    Japan Steel Works, Ltd. (The)                                 21,300    399,944
    Japan Tobacco, Inc.                                           23,900    770,907
    Japan Transcity Corp.                                          6,000     22,940
    Japan Wool Textile Co., Ltd. (The)                            16,100    126,072
    Jastec Co., Ltd.                                               2,800     26,367
    JBCC Holdings, Inc.                                            6,700     48,115

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    JCU Corp.                                                      1,900 $ 98,894
    Jeol, Ltd.                                                    32,000  160,572
    JFE Holdings, Inc.                                            52,300  915,464
    JGC Corp.                                                     20,000  347,188
    Jimoto Holdings, Inc.                                         39,700   67,124
    Jin Co., Ltd.                                                  1,900   96,809
    JK Holdings Co., Ltd.                                          2,100   11,083
    JMS Co., Ltd.                                                  9,000   26,243
    Joshin Denki Co., Ltd.                                         2,000   18,598
    Joyful Honda Co., Ltd.                                         5,300  146,580
#   JP-Holdings, Inc.                                             15,500   35,905
    JSP Corp.                                                      4,700  109,065
    JSR Corp.                                                     29,700  509,040
    JTEKT Corp.                                                   44,700  734,134
    Juki Corp.                                                    12,700  136,640
    Juroku Bank, Ltd. (The)                                       88,000  305,062
    Justsystems Corp.                                              6,400   70,254
    JVC Kenwood Corp.                                             44,800  121,190
    JX Holdings, Inc.                                            155,900  735,220
    K&O Energy Group, Inc.                                         3,100   48,868
#   K's Holdings Corp.                                            16,200  292,338
    kabu.com Securities Co., Ltd.                                 37,400  127,586
*   Kadokawa Dwango                                               10,400  160,722
    Kaga Electronics Co., Ltd.                                     6,700  116,409
    Kagome Co., Ltd.                                               5,600  144,215
    Kajima Corp.                                                  66,000  460,009
#   Kakaku.com, Inc.                                              17,800  322,230
    Kaken Pharmaceutical Co., Ltd.                                 4,200  213,521
    Kakiyasu Honten Co., Ltd.                                        700   12,253
    Kameda Seika Co., Ltd.                                         2,100   98,593
    Kamei Corp.                                                    6,600   74,891
    Kamigumi Co., Ltd.                                            42,000  408,271
    Kanaden Corp.                                                  4,400   39,842
    Kanagawa Chuo Kotsu Co., Ltd.                                  5,000   32,229
    Kanamoto Co., Ltd.                                             7,800  202,977
    Kandenko Co., Ltd.                                            29,000  269,422
    Kaneka Corp.                                                  76,000  654,831
    Kaneko Seeds Co., Ltd.                                         3,200   41,964
    Kanematsu Corp.                                              106,000  186,704
    Kanematsu Electronics, Ltd.                                    2,400   55,639
*   Kansai Electric Power Co., Inc. (The)                         26,500  283,185
    Kansai Paint Co., Ltd.                                         7,000  135,981
#   Kansai Super Market, Ltd.                                      3,900   50,783
    Kansai Urban Banking Corp.                                     7,800  102,186
    Kanto Denka Kogyo Co., Ltd.                                   18,000  171,161
    Kao Corp.                                                     11,000  544,332
    Kappa Create Co., Ltd.                                         5,000   58,665
    Kasai Kogyo Co., Ltd.                                          8,900  102,776
    Katakura Industries Co., Ltd.                                  7,600   88,877
    Kato Sangyo Co., Ltd.                                          5,900  141,710
#   Kato Works Co., Ltd.                                           1,600   42,708
    KAWADA TECHNOLOGIES, Inc.                                      1,200   86,136
    Kawai Musical Instruments Manufacturing Co., Ltd.              2,200   43,748

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Kawasaki Heavy Industries, Ltd.                              214,000 $  669,649
#   Kawasaki Kisen Kaisha, Ltd.                                  211,740    514,859
    Kawasumi Laboratories, Inc.                                    1,300      7,709
    KDDI Corp.                                                    63,100  1,695,395
    Keihan Holdings Co., Ltd.                                     89,000    592,828
    Keihanshin Building Co., Ltd.                                 11,100     58,975
    Keihin Corp.                                                  12,600    222,982
    Keikyu Corp.                                                  19,000    222,812
    Keio Corp.                                                    22,000    180,831
    Keisei Electric Railway Co., Ltd.                              8,999    213,063
    Keiyo Bank, Ltd. (The)                                        68,000    312,940
    Keiyo Co., Ltd.                                               10,800     54,918
#   Kenedix, Inc.                                                 46,500    173,826
    Kenko Mayonnaise Co., Ltd.                                     4,700    125,365
    Kewpie Corp.                                                  11,900    297,463
    Key Coffee, Inc.                                               2,900     54,295
    Keyence Corp.                                                  1,000    388,367
#   KFC Holdings Japan, Ltd.                                       5,000     86,550
    Kikkoman Corp.                                                 3,000     94,444
    Kimoto Co., Ltd.                                               9,700     21,288
    Kinden Corp.                                                  27,600    350,553
    King Jim Co., Ltd.                                             1,900     14,352
    Kinki Sharyo Co., Ltd.                                           600     13,912
*   Kintetsu Department Store Co., Ltd.                            8,000     25,208
    Kintetsu Group Holdings Co., Ltd.                             66,000    253,721
    Kintetsu World Express, Inc.                                   9,200    126,695
    Kirin Holdings Co., Ltd.                                      29,000    475,186
    Kissei Pharmaceutical Co., Ltd.                                8,400    206,073
    Kita-Nippon Bank, Ltd. (The)                                   1,500     41,153
    Kitagawa Iron Works Co., Ltd.                                  3,200     69,560
    Kitano Construction Corp.                                     10,000     28,339
#   Kito Corp.                                                     7,600     85,102
    Kitz Corp.                                                    22,900    139,480
    Kiyo Bank, Ltd. (The)                                         19,900    316,966
#*  KLab, Inc.                                                    16,600     91,917
*   KNT-CT Holdings Co., Ltd.                                     33,000     42,628
    Koa Corp.                                                     11,700    137,200
    Koatsu Gas Kogyo Co., Ltd.                                     2,100     13,645
    Kobayashi Pharmaceutical Co., Ltd.                             2,400    106,962
#   Kobe Bussan Co., Ltd.                                          2,400     77,627
*   Kobe Electric Railway Co., Ltd.                               11,000     37,409
*   Kobe Steel, Ltd.                                              65,300    635,166
    Kohnan Shoji Co., Ltd.                                         2,200     41,025
    Kohsoku Corp.                                                  3,600     34,546
    Koito Manufacturing Co., Ltd.                                  4,000    212,183
*   Kojima Co., Ltd.                                               4,900     11,848
    Kokusai Co., Ltd.                                              1,000      7,531
    Kokuyo Co., Ltd.                                              26,500    327,235
    KOMAIHALTEC, Inc.                                                800     14,935
    Komatsu Seiren Co., Ltd.                                       9,900     63,335
    Komatsu Wall Industry Co., Ltd.                                2,000     34,281
    Komatsu, Ltd.                                                 47,200  1,117,631
#   Komehyo Co., Ltd.                                              3,200     35,812

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Komeri Co., Ltd.                                               9,100 $  214,280
    Komori Corp.                                                  14,300    196,368
    Konaka Co., Ltd.                                               5,800     29,929
    Konami Holdings Corp.                                         10,500    419,888
    Kondotec, Inc.                                                 1,700     12,890
    Konica Minolta, Inc.                                          73,400    760,353
    Konishi Co., Ltd.                                              9,300    107,724
    Konoike Transport Co., Ltd.                                    9,600    126,640
    Konoshima Chemical Co., Ltd.                                   3,900     43,402
    Kose Corp.                                                     1,300    110,706
    Koshidaka Holdings Co., Ltd.                                   1,200     24,623
    Kotobuki Spirits Co., Ltd.                                     3,900     94,422
    Kourakuen Holdings Corp.                                       2,000     28,755
    Krosaki Harima Corp.                                          16,000     56,379
    KRS Corp.                                                      1,900     41,204
    Kubota Corp.                                                  18,000    286,151
    Kubota Corp. Sponsored ADR                                     1,000     79,300
    Kumagai Gumi Co., Ltd.                                       140,000    401,448
#   Kumiai Chemical Industry Co., Ltd.                             7,200     42,063
    Kura Corp.                                                     2,600    108,437
    Kurabo Industries, Ltd.                                       50,000    104,020
    Kuraray Co., Ltd.                                             64,700  1,025,494
    Kureha Corp.                                                   3,800    161,158
    Kurimoto, Ltd.                                                 4,400     91,781
    Kurita Water Industries, Ltd.                                 16,900    400,897
    Kuriyama Holdings Corp.                                        3,200     52,179
    Kuroda Electric Co., Ltd.                                     10,400    214,522
    Kusuri no Aoki Holdings Co., Ltd.                              2,500    106,833
    KYB Corp.                                                     57,000    277,527
    Kyocera Corp.                                                 17,500    911,063
    Kyocera Corp. Sponsored ADR                                    1,500     82,050
    Kyodo Printing Co., Ltd.                                      19,000     67,211
    Kyoei Steel, Ltd.                                              6,900    139,146
    Kyokuto Kaihatsu Kogyo Co., Ltd.                              10,500    151,057
    Kyokuto Securities Co., Ltd.                                   8,200    118,709
    Kyokuyo Co., Ltd.                                              3,500     84,377
    KYORIN Holdings, Inc.                                          8,000    175,516
#   Kyoritsu Maintenance Co., Ltd.                                 4,260    277,855
    Kyoritsu Printing Co., Ltd.                                    7,200     20,918
    Kyosan Electric Manufacturing Co., Ltd.                        4,000     14,318
    Kyowa Electronics Instruments Co., Ltd.                        2,900     10,524
    Kyowa Exeo Corp.                                              19,800    293,002
    Kyowa Hakko Kirin Co., Ltd.                                   21,500    291,142
    Kyowa Leather Cloth Co., Ltd.                                  3,500     27,527
    Kyudenko Corp.                                                12,200    331,057
    Kyushu Electric Power Co., Inc.                               16,200    180,823
    Kyushu Financial Group, Inc.                                  68,699    473,348
    LAC Co., Ltd.                                                  2,900     30,773
#*  Laox Co., Ltd.                                                10,000     61,789
    Lasertec Corp.                                                 6,500    135,582
#   Lawson, Inc.                                                   2,200    160,584
#   LEC, Inc.                                                      1,300     42,366
    Leopalace21 Corp.                                             58,800    336,832

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Life Corp.                                                     2,600 $   75,181
    Linical Co., Ltd.                                              2,800     32,212
    Lintec Corp.                                                  14,200    317,797
    Lion Corp.                                                    17,000    295,685
    LIXIL Group Corp.                                             34,000    793,856
    M3, Inc.                                                      11,200    300,908
    Mabuchi Motor Co., Ltd.                                        2,900    149,073
    Macnica Fuji Electronics Holdings, Inc.                        8,799    123,968
    Maeda Corp.                                                   30,000    261,530
    Maeda Kosen Co., Ltd.                                          4,900     56,251
    Maeda Road Construction Co., Ltd.                             18,000    311,144
    Maezawa Kasei Industries Co., Ltd.                             3,200     34,031
    Maezawa Kyuso Industries Co., Ltd.                               800     10,810
    Makino Milling Machine Co., Ltd.                              26,000    227,507
    Makita Corp.                                                   2,900    201,425
    Makita Corp. Sponsored ADR                                       300     20,460
    Mamezou Holdings Co., Ltd.                                     3,900     34,903
    Mandom Corp.                                                   3,100    146,322
    Mani, Inc.                                                     3,400     82,098
    Mars Engineering Corp.                                         2,900     55,631
    Marubeni Corp.                                               167,100  1,016,710
    Marubun Corp.                                                  4,100     25,119
    Marudai Food Co., Ltd.                                        28,000    121,578
    Maruha Nichiro Corp.                                          15,100    417,653
    Marui Group Co., Ltd.                                         26,100    373,192
    Maruichi Steel Tube, Ltd.                                      6,900    231,376
    Maruka Machinery Co., Ltd.                                     1,300     20,464
    Marusan Securities Co., Ltd.                                   7,700     65,016
    Maruwa Co., Ltd.                                               2,000     65,769
    Maruwa Unyu Kikan Co., Ltd.                                      600     14,402
    Maruzen Showa Unyu Co., Ltd.                                  17,000     67,441
#   Marvelous, Inc.                                                9,500     71,157
    Matsuda Sangyo Co., Ltd.                                       4,300     57,871
    Matsui Construction Co., Ltd.                                  6,100     58,302
#   Matsui Securities Co., Ltd.                                   12,100    103,614
    Matsumotokiyoshi Holdings Co., Ltd.                            3,400    169,035
#   Matsuya Co., Ltd.                                             10,500     90,693
    Matsuya Foods Co., Ltd.                                        2,600     94,737
    Max Co., Ltd.                                                  8,000    109,233
    Maxvalu Tokai Co., Ltd.                                        1,400     24,221
    Mazda Motor Corp.                                            101,800  1,498,100
    McDonald's Holdings Co. Japan, Ltd.                            2,800     73,614
    MCJ Co., Ltd.                                                 10,400    106,610
    Mebuki Financial Group, Inc.                                 156,490    600,965
    MEC Co., Ltd.                                                  4,400     40,013
    Medical System Network Co., Ltd.                               8,000     29,404
    Medipal Holdings Corp.                                        25,500    413,291
    Megachips Corp.                                                4,800    116,795
    Megmilk Snow Brand Co., Ltd.                                  14,400    377,951
    Meidensha Corp.                                               52,000    177,118
    MEIJI Holdings Co., Ltd.                                       3,400    263,352
#*  Meiko Electronics Co., Ltd.                                   10,000     69,249
    Meiko Network Japan Co., Ltd.                                  7,300     80,905

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Meisei Industrial Co., Ltd.                                   10,200 $   54,513
    Meitec Corp.                                                   4,300    161,463
    Meito Sangyo Co., Ltd.                                           900     11,140
    Meiwa Corp.                                                    6,600     22,923
    Melco Holdings, Inc.                                           3,000     86,230
    Menicon Co., Ltd.                                              2,000     59,552
    METAWATER Co., Ltd.                                            2,100     51,801
#   Michinoku Bank, Ltd. (The)                                    32,000     54,033
    Micronics Japan Co., Ltd.                                     13,700    134,875
    Mie Bank, Ltd. (The)                                           3,800     78,537
    Mie Kotsu Group Holdings, Inc.                                12,900     44,776
    Milbon Co., Ltd.                                               2,000     87,492
    Mimaki Engineering Co., Ltd.                                   6,000     36,898
    Mimasu Semiconductor Industry Co., Ltd.                        3,900     62,881
    Minato Bank, Ltd. (The)                                        6,800    126,930
#   MINEBEA MITSUMI, Inc.                                         74,661    742,212
    Ministop Co., Ltd.                                             5,400     96,990
    Miraca Holdings, Inc.                                         12,000    546,907
    Mirait Holdings Corp.                                         16,500    150,314
    Miroku Jyoho Service Co., Ltd.                                 4,600     68,822
    Misawa Homes Co., Ltd.                                        10,300     97,409
    MISUMI Group, Inc.                                            16,500    308,282
    Mitani Sekisan Co., Ltd.                                         400     10,416
    Mito Securities Co., Ltd.                                     14,300     39,006
    Mitsuba Corp.                                                 10,900    189,825
    Mitsubishi Chemical Holdings Corp.                           293,600  2,047,846
    Mitsubishi Corp.                                              82,100  1,854,647
    Mitsubishi Electric Corp.                                    112,000  1,704,490
    Mitsubishi Estate Co., Ltd.                                   15,000    285,509
    Mitsubishi Gas Chemical Co., Inc.                             39,500    757,624
    Mitsubishi Heavy Industries, Ltd.                            324,000  1,455,466
    Mitsubishi Kakoki Kaisha, Ltd.                                13,000     25,199
    Mitsubishi Logistics Corp.                                    24,000    341,397
    Mitsubishi Materials Corp.                                    30,300  1,033,988
    Mitsubishi Motors Corp.                                      134,800    730,231
    Mitsubishi Nichiyu Forklift Co., Ltd.                         11,800     84,707
*   Mitsubishi Paper Mills, Ltd.                                   7,300     50,762
#   Mitsubishi Pencil Co., Ltd.                                    2,900    155,422
    Mitsubishi Research Institute, Inc.                            2,400     69,429
    Mitsubishi Shokuhin Co., Ltd.                                  3,900    116,273
    Mitsubishi Steel Manufacturing Co., Ltd.                      39,000     88,975
    Mitsubishi Tanabe Pharma Corp.                                12,100    242,691
    Mitsubishi UFJ Financial Group, Inc.                         583,300  3,735,174
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR            47,200    301,608
    Mitsubishi UFJ Lease & Finance Co., Ltd.                     148,000    788,907
    Mitsuboshi Belting, Ltd.                                      12,000    104,426
    Mitsui & Co., Ltd.                                            83,900  1,231,306
    Mitsui & Co., Ltd. Sponsored ADR                                 400    117,600
    Mitsui Chemicals, Inc.                                       166,000    780,629
    Mitsui Engineering & Shipbuilding Co., Ltd.                  212,000    342,943
    Mitsui Fudosan Co., Ltd.                                      24,000    554,093
    Mitsui High-Tec, Inc.                                          9,600     73,984
    Mitsui Home Co., Ltd.                                          5,000     24,689

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
JAPAN -- (Continued)
    Mitsui Matsushima Co., Ltd.                                      3,800 $   46,369
    Mitsui Mining & Smelting Co., Ltd.                             161,000    450,188
    Mitsui OSK Lines, Ltd.                                         245,000    778,582
    Mitsui Sugar Co., Ltd.                                           4,800    106,754
    Mitsui-Soko Holdings Co., Ltd.                                  30,000     89,626
    Mitsuuroko Group Holdings Co., Ltd.                              4,200     26,456
    Miura Co., Ltd.                                                  2,600     41,223
    Miyaji Engineering Group, Inc.                                  17,000     29,028
    Miyazaki Bank, Ltd. (The)                                       38,000    126,045
    Miyoshi Oil & Fat Co., Ltd.                                     14,000     17,601
    Mizuho Financial Group, Inc.                                 1,246,300  2,312,618
    Mizuno Corp.                                                    29,000    149,931
    Mochida Pharmaceutical Co., Ltd.                                 2,400    172,402
#   Modec, Inc.                                                      7,400    123,659
    Monex Group, Inc.                                               65,000    171,605
#   Monogatari Corp. (The)                                           3,400    123,177
#   MonotaRO Co., Ltd.                                               8,100    212,592
    MORESCO Corp.                                                    1,600     24,539
    Morinaga & Co., Ltd.                                             7,200    311,550
    Morinaga Milk Industry Co., Ltd.                                57,000    393,231
    Morita Holdings Corp.                                            8,000    113,329
#   Morito Co., Ltd.                                                 7,000     58,368
    Mory Industries, Inc.                                            1,400     25,694
    MS&AD Insurance Group Holdings, Inc.                            33,900  1,134,074
    MTI, Ltd.                                                       16,600    106,061
    Mugen Estate Co., Ltd.                                           4,400     29,341
    Murata Manufacturing Co., Ltd.                                   5,924    797,870
    Musashi Seimitsu Industry Co., Ltd.                              7,400    203,703
    Musashino Bank, Ltd. (The)                                       8,100    239,428
    N Field Co., Ltd.                                                2,200     28,394
    Nabtesco Corp.                                                  17,100    445,984
#   Nachi-Fujikoshi Corp.                                           50,000    245,025
    Nagase & Co., Ltd.                                              29,300    401,539
    Nagatanien Holdings Co., Ltd.                                    4,000     50,425
    Nagawa Co., Ltd.                                                 1,400     54,852
    Nagoya Railroad Co., Ltd.                                       61,000    300,285
    Nakabayashi Co., Ltd.                                           12,000     28,575
    Nakanishi, Inc.                                                  3,300    127,650
    Nakano Corp.                                                     6,200     30,680
*   Nakayama Steel Works, Ltd.                                      10,100     68,017
    Namura Shipbuilding Co., Ltd.                                   14,100     93,855
    Nankai Electric Railway Co., Ltd.                               52,000    257,169
#   Nanto Bank, Ltd. (The)                                           6,700    269,803
    Natori Co., Ltd.                                                 2,500     40,043
    NEC Capital Solutions, Ltd.                                      2,400     37,259
    NEC Corp.                                                      423,000    976,285
    NEC Networks & System Integration Corp.                          6,400    116,590
    NET One Systems Co., Ltd.                                       27,100    185,006
    Neturen Co., Ltd.                                                9,100     72,498
    Nexon Co., Ltd.                                                  7,200    109,621
    Next Co., Ltd.                                                   7,800     52,711
    Nexyz Group Corp.                                                2,200     29,206
    NGK Insulators, Ltd.                                            18,700    366,662

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    NGK Spark Plug Co., Ltd.                                     38,700 $871,647
    NH Foods, Ltd.                                               24,000  653,179
    NHK Spring Co., Ltd.                                         53,800  542,127
    Nice Holdings, Inc.                                          24,000   32,489
#   Nichi-iko Pharmaceutical Co., Ltd.                            9,300  135,778
    Nichias Corp.                                                35,000  358,958
    Nichiban Co., Ltd.                                            8,000   60,729
    Nichicon Corp.                                               16,100  151,416
    Nichiha Corp.                                                 8,100  207,765
    NichiiGakkan Co., Ltd.                                        6,900   49,818
    Nichirei Corp.                                               26,600  541,422
    Nichireki Co., Ltd.                                           7,000   57,026
    Nichirin Co., Ltd.                                              800   12,046
    Nidec Corp.                                                   4,100  384,963
    Nifco, Inc.                                                   7,700  387,696
    Nihon Chouzai Co., Ltd.                                       2,500   94,467
    Nihon Dempa Kogyo Co., Ltd.                                   5,400   42,663
    Nihon Dengi Co., Ltd.                                         1,400   29,425
    Nihon Eslead Corp.                                            2,000   24,871
    Nihon House Holdings Co., Ltd.                               14,000   63,268
    Nihon Kagaku Sangyo Co., Ltd.                                 4,300   50,821
    Nihon Kohden Corp.                                           11,200  256,995
    Nihon M&A Center, Inc.                                        7,200  209,992
#   Nihon Nohyaku Co., Ltd.                                      18,800  102,269
    Nihon Parkerizing Co., Ltd.                                  16,600  203,307
    Nihon Plast Co., Ltd.                                         4,100   37,021
    Nihon Tokushu Toryo Co., Ltd.                                 3,500   54,431
#   Nihon Trim Co., Ltd.                                          1,100   39,220
#   Nihon Unisys, Ltd.                                           14,900  192,522
    Nihon Yamamura Glass Co., Ltd.                               27,000   49,186
    Nikkiso Co., Ltd.                                            15,900  147,763
    Nikko Co., Ltd.                                               1,600   30,827
    Nikkon Holdings Co., Ltd.                                    17,200  356,050
    Nikon Corp.                                                  25,400  409,936
    Nintendo Co., Ltd.                                            1,100  225,150
    Nippo Corp.                                                  13,000  245,764
    Nippon Air Conditioning Services Co., Ltd.                    4,300   23,543
    Nippon Beet Sugar Manufacturing Co., Ltd.                     4,800   97,743
    Nippon Carbide Industries Co., Inc.                          20,000   26,750
#   Nippon Carbon Co., Ltd.                                      31,000   75,431
    Nippon Ceramic Co., Ltd.                                      3,000   55,343
    Nippon Chemi-Con Corp.                                       38,000   87,628
    Nippon Chemiphar Co., Ltd.                                      900   44,833
    Nippon Coke & Engineering Co., Ltd.                          28,100   27,147
    Nippon Commercial Development Co., Ltd.                       3,800   66,204
#   Nippon Concrete Industries Co., Ltd.                         12,300   37,440
*   Nippon Denko Co., Ltd.                                       38,000  109,374
    Nippon Densetsu Kogyo Co., Ltd.                               9,000  148,256
    Nippon Electric Glass Co., Ltd.                              80,000  460,521
    Nippon Express Co., Ltd.                                     66,000  349,145
    Nippon Fine Chemical Co., Ltd.                                3,000   23,745
    Nippon Flour Mills Co., Ltd.                                 15,500  219,664
    Nippon Gas Co., Ltd.                                         11,200  321,535

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Nippon Hume Corp.                                              7,200 $   44,698
    Nippon Kanzai Co., Ltd.                                        2,200     34,148
    Nippon Kayaku Co., Ltd.                                       28,000    365,946
    Nippon Koei Co., Ltd.                                          4,400     99,158
    Nippon Light Metal Holdings Co., Ltd.                        136,100    332,442
    Nippon Paint Holdings Co., Ltd.                                9,900    288,779
    Nippon Paper Industries Co., Ltd.                             23,700    433,903
    Nippon Parking Development Co., Ltd.                          53,200     72,157
    Nippon Pillar Packing Co., Ltd.                                8,400    101,801
    Nippon Piston Ring Co., Ltd.                                   1,400     26,132
    Nippon Road Co., Ltd. (The)                                   20,000     81,481
    Nippon Seiki Co., Ltd.                                        13,000    280,039
    Nippon Seisen Co., Ltd.                                        3,000     16,749
#*  Nippon Sharyo, Ltd.                                           27,000     65,974
*   Nippon Sheet Glass Co., Ltd.                                   8,700     71,553
    Nippon Shinyaku Co., Ltd.                                      2,000    104,005
    Nippon Shokubai Co., Ltd.                                      5,400    372,162
    Nippon Signal Co., Ltd.                                       13,500    128,026
    Nippon Soda Co., Ltd.                                         36,000    175,075
    Nippon Steel & Sumikin Bussan Corp.                            5,000    205,770
    Nippon Steel & Sumitomo Metal Corp.                           49,580  1,197,731
    Nippon Suisan Kaisha, Ltd.                                   101,600    500,249
    Nippon Systemware Co., Ltd.                                    3,100     46,647
    Nippon Telegraph & Telephone Corp.                            11,400    503,564
    Nippon Telegraph & Telephone Corp. ADR                         1,800     79,506
    Nippon Thompson Co., Ltd.                                     24,000    111,889
    Nippon Valqua Industries, Ltd.                                 4,800     75,878
    Nippon Yakin Kogyo Co., Ltd.                                  27,300     45,875
    Nippon Yusen K.K.                                            359,000    759,166
    Nipro Corp.                                                   49,000    549,309
*   Nishi-Nippon Financial Holdings, Inc.                         37,800    396,389
    Nishi-Nippon Railroad Co., Ltd.                               57,000    252,215
    Nishimatsu Construction Co., Ltd.                             69,000    345,035
    Nishimatsuya Chain Co., Ltd.                                  11,000    137,543
    Nishio Rent All Co., Ltd.                                      5,200    148,254
#   Nissan Chemical Industries, Ltd.                               7,400    264,225
    Nissan Motor Co., Ltd.                                       257,500  2,547,490
    Nissan Shatai Co., Ltd.                                       18,900    179,070
    Nissan Tokyo Sales Holdings Co., Ltd.                          3,600     10,837
    Nissei ASB Machine Co., Ltd.                                   2,600     50,243
    Nissei Build Kogyo Co., Ltd.                                  33,000    167,592
    Nissei Plastic Industrial Co., Ltd.                            3,400     31,171
#   Nissha Printing Co., Ltd.                                      9,500    260,877
    Nisshin Fudosan Co.                                            8,600     40,223
    Nisshin Oillio Group, Ltd. (The)                              37,000    174,788
    Nisshin Seifun Group, Inc.                                    17,900    272,304
    Nisshin Steel Co., Ltd.                                       25,700    348,226
    Nisshinbo Holdings, Inc.                                      33,900    322,937
    Nissin Corp.                                                  21,000     64,840
    Nissin Electric Co., Ltd.                                     15,800    189,319
    Nissin Foods Holdings Co., Ltd.                                2,300    121,378
    Nissin Kogyo Co., Ltd.                                        12,100    199,904
    Nissin Sugar Co., Ltd.                                         3,300     49,275

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Nissui Pharmaceutical Co., Ltd.                                2,900 $   33,539
    Nitori Holdings Co., Ltd.                                      2,000    224,143
    Nitta Corp.                                                    4,800    130,405
    Nitta Gelatin, Inc.                                            2,900     19,332
    Nittetsu Mining Co., Ltd.                                      1,600     80,722
    Nitto Boseki Co., Ltd.                                        34,000    136,372
    Nitto Denko Corp.                                             10,400    822,914
#   Nitto FC Co., Ltd.                                             1,800     14,841
    Nitto Kogyo Corp.                                              8,300    113,289
    Nitto Kohki Co., Ltd.                                          1,200     26,661
    Nitto Seiko Co., Ltd.                                          6,900     25,110
    Nittoc Construction Co., Ltd.                                 10,600     42,715
    Nittoku Engineering Co., Ltd.                                  4,200     66,916
    Noevir Holdings Co., Ltd.                                      1,700     59,348
    NOF Corp.                                                     28,000    293,314
    Nohmi Bosai, Ltd.                                              3,900     58,575
#   Nojima Corp.                                                   7,200     79,258
    NOK Corp.                                                     25,600    520,248
    Nomura Co., Ltd.                                               4,800     83,467
    Nomura Holdings, Inc.                                        170,100  1,054,425
    Nomura Holdings, Inc. Sponsored ADR                           10,300     63,654
    Nomura Real Estate Holdings, Inc.                             29,200    502,248
    Nomura Research Institute, Ltd.                                4,103    140,193
    Noritake Co., Ltd.                                             3,000     76,982
    Noritsu Koki Co., Ltd.                                         5,700     46,601
    Noritz Corp.                                                   7,800    133,777
    North Pacific Bank, Ltd.                                      88,900    357,073
    Nozawa Corp.                                                   2,600     26,231
    NS Solutions Corp.                                             9,300    184,086
    NS Tool Co., Ltd.                                              1,000     15,243
    NS United Kaiun Kaisha, Ltd.                                  26,000     48,382
    NSD Co., Ltd.                                                  5,370     83,624
    NSK, Ltd.                                                     70,200    852,175
    NTN Corp.                                                    114,000    481,479
    NTT Data Corp.                                                 5,800    292,304
    NTT DOCOMO, Inc.                                              61,000  1,458,514
    NTT DOCOMO, Inc. Sponsored ADR                                 1,100     26,312
    NTT Urban Development Corp.                                   11,200     98,519
#   Nuflare Technology, Inc.                                       1,900    121,166
    OAK Capital Corp.                                             26,300     41,690
    Obara Group, Inc.                                              4,300    202,301
    Obayashi Corp.                                                92,000    876,408
    Obayashi Road Corp.                                            7,000     42,340
    Obic Co., Ltd.                                                 1,700     81,597
    Odakyu Electric Railway Co., Ltd.                             11,999    237,633
    Odelic Co., Ltd.                                               1,100     43,502
    Oenon Holdings, Inc.                                          16,000     38,659
    Ogaki Kyoritsu Bank, Ltd. (The)                               78,000    301,036
    Ohashi Technica, Inc.                                          3,000     38,484
    Ohsho Food Service Corp.                                       2,000     77,629
    Oiles Corp.                                                    3,400     60,685
    Oita Bank, Ltd. (The)                                         27,000    101,169
    Oji Holdings Corp.                                           129,000    570,973

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Okabe Co., Ltd.                                                9,300 $   78,638
#   Okamoto Industries, Inc.                                      18,000    169,716
    Okamura Corp.                                                 15,000    148,672
    Okasan Securities Group, Inc.                                 44,000    287,313
    Oki Electric Industry Co., Ltd.                               25,000    359,653
#   Okinawa Cellular Telephone Co.                                 1,200     37,774
    Okinawa Electric Power Co., Inc. (The)                         5,625    130,197
#   OKK Corp.                                                     24,000     26,742
    OKUMA Corp.                                                   29,000    301,257
    Okumura Corp.                                                 42,000    254,480
    Okura Industrial Co., Ltd.                                    17,000     80,671
    Okuwa Co., Ltd.                                               12,000    122,391
    Olympus Corp.                                                  8,700    300,970
    Omron Corp.                                                   12,500    512,863
    Ono Pharmaceutical Co., Ltd.                                   2,500     51,291
    Onoken Co., Ltd.                                               4,100     49,311
    Onward Holdings Co., Ltd.                                     34,000    251,019
    Open House Co., Ltd.                                          12,000    280,878
*   OPT Holdings, Inc.                                             4,300     27,387
#   Optex Group Co., Ltd.                                          1,900     44,330
    Oracle Corp. Japan                                             1,700     95,252
    Organo Corp.                                                  13,000     55,564
*   Orient Corp.                                                 110,600    202,252
    Oriental Land Co., Ltd.                                        4,000    219,197
    Origin Electric Co., Ltd.                                      4,000     11,206
    ORIX Corp.                                                   118,900  1,793,871
    Osaka Gas Co., Ltd.                                           65,000    243,647
    Osaka Organic Chemical Industry, Ltd.                          8,500     68,035
#   Osaka Soda Co., Ltd.                                          22,000     96,704
    Osaka Steel Co., Ltd.                                          3,400     63,405
#*  OSAKA Titanium Technologies Co., Ltd.                          1,000     16,032
    Osaki Electric Co., Ltd.                                      15,000    158,367
#   OSG Corp.                                                     26,800    554,452
    OSJB Holdings Corp.                                           37,300     80,866
    Otsuka Corp.                                                   3,400    174,977
#   Otsuka Holdings Co., Ltd.                                      9,100    419,219
    Otsuka Kagu, Ltd.                                              3,100     27,483
#   Outsourcing, Inc.                                              2,200     73,960
    Oyo Corp.                                                      7,600     97,033
    Pacific Industrial Co., Ltd.                                  13,100    161,954
*   Pacific Metals Co., Ltd.                                      39,000    123,231
    Pack Corp. (The)                                               2,500     65,382
#   PAL GROUP Holdings Co., Ltd.                                   4,100    104,390
    PALTAC Corp.                                                   9,600    248,171
    PanaHome Corp.                                                24,000    203,449
    Panasonic Corp.                                              162,700  1,692,882
    Panasonic Corp. Sponsored ADR                                  4,208     44,058
    Paraca, Inc.                                                     700     12,290
    Paramount Bed Holdings Co., Ltd.                               4,200    169,037
    Parco Co., Ltd.                                                6,200     60,417
    Paris Miki Holdings, Inc.                                      6,100     24,924
    Park24 Co., Ltd.                                               8,800    242,886
#   Pasco Corp.                                                    8,000     30,037

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
#   Pasona Group, Inc.                                             5,800 $   39,623
#   PC Depot Corp.                                                13,800     76,510
    Pegasus Sewing Machine Manufacturing Co., Ltd.                 6,000     39,400
    Penta-Ocean Construction Co., Ltd.                            95,400    465,792
#*  PeptiDream, Inc.                                               2,000     99,507
    PIA Corp.                                                      1,100     27,430
#   Pigeon Corp.                                                   8,400    228,199
    Pilot Corp.                                                    3,700    150,128
    Piolax, Inc.                                                   3,100    199,921
*   Pioneer Corp.                                                107,600    236,184
    Plenus Co., Ltd.                                               5,500    119,498
    Pocket Card Co., Ltd.                                          5,700     30,233
#   Pola Orbis Holdings, Inc.                                      1,800    171,005
    Poletowin Pitcrew Holdings, Inc.                               6,000     58,163
    Press Kogyo Co., Ltd.                                         24,300    110,299
    Pressance Corp.                                                6,400     77,164
    Prestige International, Inc.                                  14,800    108,108
    Prima Meat Packers, Ltd.                                      43,000    167,977
    Pronexus, Inc.                                                 4,200     39,292
#   Prospect Co., Ltd.                                            19,000     13,635
    Proto Corp.                                                    3,200     39,580
    PS Mitsubishi Construction Co., Ltd.                           6,500     21,794
    Qol Co., Ltd.                                                  5,500     71,559
    Quick Co., Ltd.                                                3,200     31,174
    Raito Kogyo Co., Ltd.                                         12,400    130,120
#*  Rakuten, Inc.                                                 17,700    176,685
*   Rasa Industries, Ltd.                                         34,000     42,416
#   Raysum Co., Ltd.                                               4,600     32,466
    Recruit Holdings Co., Ltd.                                     8,500    372,093
    Relo Group, Inc.                                               1,300    191,093
    Renaissance, Inc.                                                800     10,763
    Renesas Easton Co., Ltd.                                       2,200     11,090
    Rengo Co., Ltd.                                               54,900    335,279
    Resona Holdings, Inc.                                        239,400  1,296,129
#   Resorttrust, Inc.                                              9,900    182,396
    Rheon Automatic Machinery Co., Ltd.                            6,000     58,263
    Rhythm Watch Co., Ltd.                                         7,000     11,397
    Ricoh Co., Ltd.                                               85,100    759,219
    Ricoh Leasing Co., Ltd.                                        5,000    151,823
#   Right On Co., Ltd.                                             5,000     43,232
    Riken Corp.                                                    2,300     87,335
    Riken Keiki Co., Ltd.                                          2,900     43,639
#   Riken Technos Corp.                                           12,200     61,181
    Riken Vitamin Co., Ltd.                                        1,300     51,255
    Ringer Hut Co., Ltd.                                           4,000     83,518
    Rinnai Corp.                                                   1,300    110,477
    Rion Co., Ltd.                                                 1,800     25,417
    Riso Kagaku Corp.                                              6,100    108,791
#   Riso Kyoiku Co., Ltd.                                          7,500     39,667
    Rock Field Co., Ltd.                                           5,600     80,925
    Rohm Co., Ltd.                                                 7,100    454,018
    Rohto Pharmaceutical Co., Ltd.                                15,200    264,298
    Rokko Butter Co., Ltd.                                         6,100    130,518

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Roland DG Corp.                                               4,400 $132,285
#   Rorze Corp.                                                   2,300   45,433
    Round One Corp.                                              24,900  179,146
    Royal Holdings Co., Ltd.                                      6,500  110,277
*   RVH, Inc.                                                     6,700   59,032
    Ryobi, Ltd.                                                  44,000  201,073
    Ryoden Corp.                                                  7,000   46,078
#   Ryohin Keikaku Co., Ltd.                                      1,500  281,186
    Ryosan Co., Ltd.                                              8,100  251,542
    Ryoyo Electro Corp.                                           7,300   92,461
#   S Foods, Inc.                                                 3,900  105,838
    Sac's Bar Holdings, Inc.                                      7,200   78,234
    Sagami Rubber Industries Co., Ltd.                            3,000   28,771
    Saibu Gas Co., Ltd.                                          56,000  126,425
    Saizeriya Co., Ltd.                                           6,000  138,773
    Sakai Chemical Industry Co., Ltd.                            21,000   74,142
    Sakai Heavy Industries, Ltd.                                 10,000   29,825
    Sakai Moving Service Co., Ltd.                                2,200   58,634
#   Sakai Ovex Co., Ltd.                                          2,700   43,167
    Sakata INX Corp.                                              7,400   96,962
    Sakata Seed Corp.                                             4,300  123,329
    SAMTY Co., Ltd.                                               4,800   48,884
    San-A Co., Ltd.                                               2,200  102,025
    San-Ai Oil Co., Ltd.                                         18,000  138,228
    San-In Godo Bank, Ltd. (The)                                 20,000  166,959
    Sanden Holdings Corp.                                        33,000  104,319
#   Sanei Architecture Planning Co., Ltd.                         3,700   51,644
    Sangetsu Corp.                                                9,300  164,620
*   Sanken Electric Co., Ltd.                                    41,000  192,460
    Sanki Engineering Co., Ltd.                                  12,500  106,544
    Sankyo Co., Ltd.                                              8,400  280,465
    Sankyo Seiko Co., Ltd.                                        3,500   12,954
    Sankyo Tateyama, Inc.                                         8,200  122,660
    Sankyu, Inc.                                                 69,000  435,072
    Sanoh Industrial Co., Ltd.                                    5,700   41,351
#   Sanrio Co., Ltd.                                              6,000  117,667
    Sansei Technologies, Inc.                                     3,000   26,406
    Sanshin Electronics Co., Ltd.                                 7,300   78,765
    Santen Pharmaceutical Co., Ltd.                              18,700  234,982
    Sanwa Holdings Corp.                                         48,200  448,663
    Sanyo Chemical Industries, Ltd.                               3,200  139,754
    Sanyo Denki Co., Ltd.                                        12,000   93,805
    Sanyo Electric Railway Co., Ltd.                             16,000   86,628
    Sanyo Housing Nagoya Co., Ltd.                                1,400   12,440
#   Sanyo Shokai, Ltd.                                           39,000   58,040
    Sanyo Special Steel Co., Ltd.                                32,000  169,490
    Sanyo Trading Co., Ltd.                                         800   11,800
    Sapporo Holdings, Ltd.                                       22,600  587,792
    Sato Holdings Corp.                                           7,300  156,734
    Sato Restaurant Systems Co., Ltd.                             1,500   11,123
    Satori Electric Co., Ltd.                                     6,800   44,332
    Sawada Holdings Co., Ltd.                                     3,800   31,025
    Sawai Pharmaceutical Co., Ltd.                                8,200  430,701

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Saxa Holdings, Inc.                                           17,000 $   37,605
    SBI Holdings, Inc.                                            52,600    726,076
    SBS Holdings, Inc.                                             4,700     33,632
#   Scala, Inc.                                                   11,600     82,917
    SCREEN Holdings Co., Ltd.                                      7,400    462,792
    Scroll Corp.                                                   9,700     29,603
    SCSK Corp.                                                     4,000    150,151
    Secom Co., Ltd.                                                3,700    267,575
    Seed Co., Ltd.                                                 1,100     17,162
    Sega Sammy Holdings, Inc.                                     28,300    444,364
#   Seibu Holdings, Inc.                                          10,500    176,926
    Seika Corp.                                                   21,000     64,121
    Seikagaku Corp.                                                8,400    123,931
    Seikitokyu Kogyo Co., Ltd.                                    10,000     44,091
    Seiko Epson Corp.                                             38,000    782,837
#   Seiko Holdings Corp.                                          48,000    173,833
    Seiko PMC Corp.                                                3,400     36,361
    Seino Holdings Co., Ltd.                                      37,600    434,835
    Seiren Co., Ltd.                                              13,300    164,409
    Sekisui Chemical Co., Ltd.                                    50,500    824,035
#   Sekisui House, Ltd.                                           44,800    724,698
    Sekisui Jushi Corp.                                            9,000    143,446
    Sekisui Plastics Co., Ltd.                                     7,500     54,762
    Senko Co., Ltd.                                               24,000    153,761
    Senshu Electric Co., Ltd.                                        700     11,435
    Senshu Ikeda Holdings, Inc.                                   61,200    281,166
#   Senshukai Co., Ltd.                                            7,500     48,915
#   Septeni Holdings Co., Ltd.                                    24,100     77,988
    Seria Co., Ltd.                                                2,100    142,968
    Seven & I Holdings Co., Ltd.                                  24,900    994,216
#   Seven Bank, Ltd.                                             140,500    402,519
#   SFP Dining Co., Ltd.                                           2,500     33,051
#*  Sharp Corp.                                                  158,000    427,278
    Shibaura Electronics Co., Ltd.                                 3,500     78,961
    Shibusawa Warehouse Co., Ltd. (The)                           10,000     30,326
    Shibuya Corp.                                                  5,700    114,863
    Shidax Corp.                                                   6,000     24,069
#   Shiga Bank, Ltd. (The)                                        61,000    342,301
#   Shikoku Bank, Ltd. (The)                                      57,000    142,570
    Shikoku Chemicals Corp.                                       10,000     98,501
#*  Shikoku Electric Power Co., Inc.                              20,100    193,414
    Shima Seiki Manufacturing, Ltd.                                6,400    220,781
    Shimachu Co., Ltd.                                            13,400    327,799
    Shimadzu Corp.                                                12,000    202,511
    Shimamura Co., Ltd.                                            2,400    314,563
    Shimano, Inc.                                                  2,700    425,757
    Shimizu Bank, Ltd. (The)                                       1,000     31,750
    Shimizu Corp.                                                 40,000    367,653
    Shin Nippon Air Technologies Co., Ltd.                         3,300     36,997
    Shin-Etsu Chemical Co., Ltd.                                  13,400  1,156,026
    Shin-Etsu Polymer Co., Ltd.                                   15,700    115,402
    Shinagawa Refractories Co., Ltd.                              20,000     50,449
    Shindengen Electric Manufacturing Co., Ltd.                   28,000    103,176

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
*   Shinkawa, Ltd.                                                 6,900 $   52,461
    Shinko Electric Industries Co., Ltd.                          23,200    175,619
    Shinko Plantech Co., Ltd.                                     13,100     93,800
    Shinko Shoji Co., Ltd.                                         5,100     54,270
    Shinmaywa Industries, Ltd.                                    23,000    215,090
    Shinnihon Corp.                                                8,500     65,532
#   Shinoken Group Co., Ltd.                                       7,200    120,722
    Shinsei Bank, Ltd.                                           242,000    416,224
    Shinsho Corp.                                                  1,100     23,868
    Shinwa Co., Ltd.                                               1,400     22,364
    Shionogi & Co., Ltd.                                           5,800    279,341
    Ship Healthcare Holdings, Inc.                                13,000    345,759
    Shiseido Co., Ltd.                                            16,100    449,980
    Shizuoka Bank, Ltd. (The)                                     39,000    339,363
    Shizuoka Gas Co., Ltd.                                        16,300    105,795
    Shochiku Co., Ltd.                                            11,000    131,039
    Shoei Co., Ltd.                                                3,000     68,639
    Shoei Foods Corp.                                              1,800     34,758
    Shofu, Inc.                                                      900     10,812
*   Shoko Co., Ltd.                                               25,000     22,334
    Showa Corp.                                                   13,000     89,456
    Showa Denko K.K.                                              37,800    620,306
#*  Showa Holdings Co., Ltd.                                       8,000     18,922
    Showa Sangyo Co., Ltd.                                        31,000    164,224
    Showa Shell Sekiyu K.K.                                       15,500    151,940
#   Siix Corp.                                                     5,200    189,497
    Sinanen Holdings Co., Ltd.                                     2,200     42,889
    Sinfonia Technology Co., Ltd.                                 44,000    112,428
#   Sinko Industries, Ltd.                                         5,800     72,448
    Sintokogio, Ltd.                                              12,500    113,633
    SKY Perfect JSAT Holdings, Inc.                               47,500    213,760
    Skylark Co., Ltd.                                             13,400    181,376
    SMC Corp.                                                        600    163,787
    SMK Corp.                                                     15,000     54,544
    SMS Co., Ltd.                                                  3,800     91,185
    SNT Corp.                                                      5,100     31,928
    Sodick Co., Ltd.                                              11,200     97,824
    SoftBank Group Corp.                                          26,000  2,003,033
    Softbank Technology Corp.                                      2,200     80,052
*   Softbrain Co., Ltd.                                           18,000     70,133
    Softcreate Holdings Corp.                                        900     11,049
    Software Service, Inc.                                           300     14,003
    Sogo Medical Co., Ltd.                                         3,200    117,205
    Sohgo Security Services Co., Ltd.                              6,600    248,329
    Sojitz Corp.                                                 222,300    572,960
    Soken Chemical & Engineering Co., Ltd.                         1,300     18,696
    Sompo Holdings, Inc.                                          17,800    644,534
    Sony Corp.                                                    68,600  2,077,053
#   Sony Corp. Sponsored ADR                                       9,300    281,511
    Sony Financial Holdings, Inc.                                 11,600    194,279
    Sotetsu Holdings, Inc.                                        36,000    181,995
    Space Co., Ltd.                                                  500      5,432
#   Sparx Group Co., Ltd.                                         14,500     28,937

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Square Enix Holdings Co., Ltd.                                 7,400 $  212,122
    SRA Holdings                                                   3,000     68,599
    Srg Takamiya Co., Ltd.                                         4,600     24,322
    ST Corp.                                                       3,000     47,015
    St Marc Holdings Co., Ltd.                                     5,500    165,720
    Stanley Electric Co., Ltd.                                    24,800    698,673
    Star Mica Co., Ltd.                                              700     13,004
    Star Micronics Co., Ltd.                                       8,600    130,302
    Start Today Co., Ltd.                                         15,000    282,532
    Starts Corp., Inc.                                            11,200    194,849
    Starzen Co., Ltd.                                              2,300     96,932
    Stella Chemifa Corp.                                           3,600    109,386
    Studio Alice Co., Ltd.                                         4,600     88,004
    Sugi Holdings Co., Ltd.                                        2,500    116,346
#   Sumco Corp.                                                   47,800    747,311
    Sumida Corp.                                                   5,900     58,467
    Suminoe Textile Co., Ltd.                                     15,000     36,348
    Sumitomo Bakelite Co., Ltd.                                   46,000    272,035
    Sumitomo Chemical Co., Ltd.                                  268,000  1,427,900
    Sumitomo Corp.                                                64,300    806,050
    Sumitomo Dainippon Pharma Co., Ltd.                           10,000    169,636
    Sumitomo Densetsu Co., Ltd.                                    6,400     72,585
    Sumitomo Electric Industries, Ltd.                            76,900  1,118,959
    Sumitomo Forestry Co., Ltd.                                   31,700    436,065
    Sumitomo Heavy Industries, Ltd.                              116,000    797,544
    Sumitomo Metal Mining Co., Ltd.                               53,000    718,055
    Sumitomo Mitsui Construction Co., Ltd.                       281,800    299,219
    Sumitomo Mitsui Financial Group, Inc.                         67,100  2,632,467
    Sumitomo Mitsui Trust Holdings, Inc.                          16,100    600,101
    Sumitomo Osaka Cement Co., Ltd.                              111,000    446,966
    Sumitomo Precision Products Co., Ltd.                          6,000     18,658
    Sumitomo Real Estate Sales Co., Ltd.                           5,200    118,322
    Sumitomo Realty & Development Co., Ltd.                       13,000    351,671
    Sumitomo Riko Co., Ltd.                                       13,100    135,274
    Sumitomo Rubber Industries, Ltd.                              48,500    757,519
    Sumitomo Seika Chemicals Co., Ltd.                             2,400     99,895
    Sumitomo Warehouse Co., Ltd. (The)                            34,000    182,844
#   Sun Corp.                                                      3,300     22,398
    Sun Frontier Fudousan Co., Ltd.                               10,400     92,465
    Sundrug Co., Ltd.                                              1,900    131,026
    Suntory Beverage & Food, Ltd.                                  3,500    148,917
    Suruga Bank, Ltd.                                             14,900    339,451
    Suzuken Co., Ltd.                                             14,570    481,027
    Suzuki Motor Corp.                                            24,300    937,806
*   SWCC Showa Holdings Co., Ltd.                                 80,000     63,105
    Sysmex Corp.                                                   3,300    198,264
    Systena Corp.                                                  2,600     41,712
    T Hasegawa Co., Ltd.                                           5,500     93,705
    T RAD Co., Ltd.                                               13,000     33,313
    T&D Holdings, Inc.                                            41,500    614,803
    T&K Toka Co., Ltd.                                             1,200     11,036
    T-Gaia Corp.                                                   4,000     65,464
    Tabuchi Electric Co., Ltd.                                     8,700     30,977

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CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Tachi-S Co., Ltd.                                              8,600 $  141,810
    Tachibana Eletech Co., Ltd.                                    2,080     25,056
    Tadano, Ltd.                                                  32,000    392,417
    Taihei Dengyo Kaisha, Ltd.                                    10,000     95,764
    Taiheiyo Cement Corp.                                        282,000    985,390
    Taiheiyo Kouhatsu, Inc.                                       43,000     39,549
    Taiho Kogyo Co., Ltd.                                          4,000     58,287
    Taikisha, Ltd.                                                 5,600    138,464
    Taiko Pharmaceutical Co., Ltd.                                   700     11,297
    Taisei Corp.                                                  68,000    483,043
    Taisei Lamick Co., Ltd.                                          400     11,008
    Taisho Pharmaceutical Holdings Co., Ltd.                       2,700    228,219
    Taiyo Holdings Co., Ltd.                                       5,000    201,952
#   Taiyo Nippon Sanso Corp.                                      33,900    400,361
    Taiyo Yuden Co., Ltd.                                         32,200    392,721
    Takamatsu Construction Group Co., Ltd.                         4,300     97,169
    Takaoka Toko Co., Ltd.                                         3,000     63,180
    Takara Holdings, Inc.                                         30,000    286,688
#   Takara Leben Co., Ltd.                                        26,500    148,353
    Takara Printing Co., Ltd.                                      1,000     13,324
    Takara Standard Co., Ltd.                                     10,500    176,601
    Takasago International Corp.                                   3,400     90,992
    Takasago Thermal Engineering Co., Ltd.                        10,100    138,016
    Takashimaya Co., Ltd.                                         57,000    490,882
#*  Takata Corp.                                                   8,300     39,157
    Takeda Pharmaceutical Co., Ltd.                                9,900    414,668
    Takeei Corp.                                                   9,800     88,831
    Takeuchi Manufacturing Co., Ltd.                              12,300    261,068
    Takihyo Co., Ltd.                                              3,000     12,457
    Takiron Co., Ltd.                                             15,000     70,886
    Takisawa Machine Tool Co., Ltd.                               22,000     33,279
    Takuma Co., Ltd.                                              11,000     95,264
    Tama Home Co., Ltd.                                            2,800     13,639
    Tamron Co., Ltd.                                               4,200     76,115
    Tamura Corp.                                                  30,000    114,666
    Tanseisha Co., Ltd.                                            8,350     65,698
#   TASAKI & Co., Ltd.                                             3,100     42,385
    Tatsuta Electric Wire and Cable Co., Ltd.                     12,300     50,322
    Tayca Corp.                                                    6,000     37,719
    TBK Co., Ltd.                                                  2,900     12,653
    TDK Corp.                                                     14,800  1,063,770
    TDK Corp. Sponsored ADR                                        1,200     88,908
    TechMatrix Corp.                                               3,500     65,088
    Techno Ryowa, Ltd.                                             1,900     13,760
    TechnoPro Holdings, Inc.                                       3,900    134,735
    Teijin, Ltd.                                                  41,800    882,264
    Teikoku Electric Manufacturing Co., Ltd.                       5,100     46,145
#   Teikoku Sen-I Co., Ltd.                                        4,500     60,673
#   Tekken Corp.                                                  33,000     96,364
#   Temp Holdings Co., Ltd.                                        9,300    161,284
    Tenma Corp.                                                    4,000     72,756
    Terumo Corp.                                                   8,200    303,350
    THK Co., Ltd.                                                 20,000    492,824

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CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Tigers Polymer Corp.                                           1,500 $   10,898
    TIS, Inc.                                                     14,400    326,280
    TKC Corp.                                                      3,800    114,727
    Toa Corp.(6894434)                                             8,700     79,233
    Toa Corp.(6894508)                                             4,400     69,760
    TOA ROAD Corp.                                                15,000     45,293
    Toagosei Co., Ltd.                                            31,400    336,137
    Tobishima Corp.                                               56,000     87,702
    Tobu Railway Co., Ltd.                                        37,000    187,783
    TOC Co., Ltd.                                                  2,600     20,549
    Tocalo Co., Ltd.                                               5,600    127,241
    Tochigi Bank, Ltd. (The)                                       6,000     30,500
    Toda Corp.                                                    51,000    280,030
    Toda Kogyo Corp.                                              14,000     35,549
    Toei Animation Co., Ltd.                                       1,300     66,418
    Toei Co., Ltd.                                                22,000    195,684
    Toenec Corp.                                                   8,000     39,369
    Toho Bank, Ltd. (The)                                         52,000    195,379
    Toho Co., Ltd.(6895211)                                          600     13,249
    Toho Co., Ltd.(6895200)                                        4,300    124,008
    Toho Gas Co., Ltd.                                            34,000    254,345
#   Toho Holdings Co., Ltd.                                       16,100    347,349
#   Toho Titanium Co., Ltd.                                       10,800     86,109
    Toho Zinc Co., Ltd.                                           38,000    165,509
    Tohoku Electric Power Co., Inc.                               14,700    179,451
    Tokai Carbon Co., Ltd.                                        50,000    179,747
    Tokai Corp.                                                    2,300     80,837
#   TOKAI Holdings Corp.                                          28,500    203,231
    Tokai Rika Co., Ltd.                                          14,000    278,633
    Tokai Tokyo Financial Holdings, Inc.                          56,500    313,777
    Token Corp.                                                    1,900    134,255
    Tokio Marine Holdings, Inc.                                   28,200  1,175,770
    Tokio Marine Holdings, Inc. ADR                                1,600     66,592
    Tokushu Tokai Paper Co., Ltd.                                  3,200    113,689
*   Tokuyama Corp.                                               113,000    505,743
    Tokyo Broadcasting System Holdings, Inc.                       8,500    146,381
    Tokyo Century Corp.                                           11,000    373,633
    Tokyo Dome Corp.                                              18,000    170,746
*   Tokyo Electric Power Co. Holdings, Inc.                       52,100    199,549
    Tokyo Electron Device, Ltd.                                    1,500     20,960
    Tokyo Electron, Ltd.                                           4,500    466,131
    Tokyo Energy & Systems, Inc.                                   8,000     71,318
    Tokyo Gas Co., Ltd.                                           75,000    332,840
#   Tokyo Individualized Educational Institute, Inc.               6,100     49,862
#   Tokyo Keiki, Inc.                                             33,000     74,102
    Tokyo Ohka Kogyo Co., Ltd.                                    11,200    400,148
    Tokyo Rope Manufacturing Co., Ltd.                             5,600     94,713
    Tokyo Seimitsu Co., Ltd.                                       7,300    238,935
    Tokyo Steel Manufacturing Co., Ltd.                           28,300    255,055
    Tokyo Tatemono Co., Ltd.                                      36,500    483,377
    Tokyo Tekko Co., Ltd.                                          3,000     12,739
    Tokyo Theatres Co., Inc.                                      28,000     41,345
    Tokyo TY Financial Group, Inc.                                 8,300    288,709

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CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Tokyotokeiba Co., Ltd.                                        43,000 $   99,884
    Tokyu Construction Co., Ltd.                                  28,800    226,542
    Tokyu Corp.                                                   39,000    287,229
    Tokyu Fudosan Holdings Corp.                                 109,000    637,199
    Toli Corp.                                                     8,100     28,563
    Tomato Bank, Ltd.                                                800     11,163
    Tomoe Corp.                                                    3,500     11,235
    Tomoe Engineering Co., Ltd.                                    2,100     35,649
    Tomoku Co., Ltd.                                              12,000     35,610
    TOMONY Holdings, Inc.                                         49,500    263,431
    Tomy Co., Ltd.                                                17,100    181,861
    Tonami Holdings Co., Ltd.                                     12,000     38,038
    TonenGeneral Sekiyu K.K.                                      24,000    282,242
    Topcon Corp.                                                  30,900    473,645
    Toppan Forms Co., Ltd.                                        15,200    157,661
    Toppan Printing Co., Ltd.                                     39,000    382,822
    Topre Corp.                                                   10,400    264,945
    Topy Industries, Ltd.                                          5,200    145,332
    Toray Industries, Inc.                                        81,000    701,373
    Toridoll Holdings Corp.                                        3,200     69,961
    Torigoe Co., Ltd. (The)                                        1,000      6,954
    Torii Pharmaceutical Co., Ltd.                                 4,600    102,063
    Torishima Pump Manufacturing Co., Ltd.                         5,200     51,435
    Tosei Corp.                                                   10,100     68,211
*   Toshiba Corp.                                                390,000    836,307
    Toshiba Machine Co., Ltd.                                     40,000    174,175
#   Toshiba Plant Systems & Services Corp.                         7,400    111,476
*   Toshiba TEC Corp.                                             45,000    246,458
    Tosho Co., Ltd.                                                1,800     83,756
    Tosho Printing Co., Ltd.                                      10,000     41,718
    Tosoh Corp.                                                  152,000  1,148,417
    Totetsu Kogyo Co., Ltd.                                        4,200    123,738
    TOTO, Ltd.                                                     5,499    221,479
    Tottori Bank, Ltd. (The)                                         700     11,776
    Tow Co., Ltd.                                                  6,900     39,441
    Towa Bank, Ltd. (The)                                        102,000    103,605
    Towa Corp.                                                     4,500     64,615
    Towa Pharmaceutical Co., Ltd.                                  2,900    113,327
    Toyo Construction Co., Ltd.                                   23,600     85,184
    Toyo Corp.                                                     5,700     49,535
    Toyo Denki Seizo K.K.                                          2,000     29,329
    Toyo Engineering Corp.                                        48,000    127,973
    Toyo Ink SC Holdings Co., Ltd.                                47,000    229,409
    Toyo Kanetsu K.K.                                             29,000     86,023
    Toyo Kohan Co., Ltd.                                          18,100     65,738
    Toyo Securities Co., Ltd.                                     18,000     42,447
    Toyo Seikan Group Holdings, Ltd.                              22,100    407,603
    Toyo Suisan Kaisha, Ltd.                                       5,400    192,680
    Toyo Tanso Co., Ltd.                                           3,800     63,736
    Toyo Tire & Rubber Co., Ltd.                                  34,100    413,668
    Toyo Wharf & Warehouse Co., Ltd.                               8,000     13,165
    Toyobo Co., Ltd.                                             226,000    366,378
    Toyoda Gosei Co., Ltd.                                        17,200    414,326

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CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
JAPAN -- (Continued)
    Toyota Boshoku Corp.                                          12,000 $   266,057
    Toyota Industries Corp.                                        6,500     313,690
    Toyota Motor Corp.                                           182,988  10,641,275
    Toyota Motor Corp. Sponsored ADR                              10,100   1,169,075
    Toyota Tsusho Corp.                                           35,000     962,711
    TPR Co., Ltd.                                                  6,500     185,299
    Trancom Co., Ltd.                                              2,700     130,068
    Transcosmos, Inc.                                              3,300      86,586
*   Trend Micro, Inc.                                              3,800     147,466
    Trusco Nakayama Corp.                                         10,000     227,131
    TS Tech Co., Ltd.                                             13,200     336,881
    TSI Holdings Co., Ltd.                                        23,700     169,509
    Tsubakimoto Chain Co.                                         38,000     304,419
*   Tsudakoma Corp.                                               25,000      41,170
    Tsugami Corp.                                                 19,000     115,939
    Tsukada Global Holdings, Inc.                                  1,800      10,379
    Tsukishima Kikai Co., Ltd.                                     7,400      79,445
    Tsukuba Bank, Ltd.                                            23,600      71,553
    Tsukui Corp.                                                  10,200      69,013
    Tsumura & Co.                                                 12,300     358,425
    Tsuruha Holdings, Inc.                                         1,700     159,803
    Tsurumi Manufacturing Co., Ltd.                                4,100      56,622
    Tsutsumi Jewelry Co., Ltd.                                     1,600      27,583
    TV Asahi Holdings Corp.                                        6,200     124,127
    Tv Tokyo Holdings Corp.                                        4,800      98,334
#*  U-Shin, Ltd.                                                   6,000      46,643
    UACJ Corp.                                                    81,000     254,652
    Ube Industries, Ltd.                                         301,000     723,718
    UKC Holdings Corp.                                             4,400      85,457
    Ulvac, Inc.                                                   11,000     389,661
#   Unicharm Corp.                                                12,900     290,535
*   Uniden Holdings Corp.                                         25,000      36,717
#   Union Tool Co.                                                 1,000      27,897
    Unipres Corp.                                                 11,000     232,076
    United Arrows, Ltd.                                            7,300     206,206
    United Super Markets Holdings, Inc.                           11,600     101,404
*   Unitika, Ltd.                                                137,000      98,080
*   Universal Entertainment Corp.                                  5,400     196,277
    Unizo Holdings Co., Ltd.                                       5,400     153,590
    Usen Corp.                                                    10,900      36,581
    Ushio, Inc.                                                   28,600     363,017
    USS Co., Ltd.                                                 10,000     175,513
*   UT Group Co., Ltd.                                             7,800      73,560
    V Technology Co., Ltd.                                         1,300     204,577
    Valor Holdings Co., Ltd.                                      12,500     324,802
    VeriServe Corp.                                                1,100      28,094
#   VIA Holdings, Inc.                                             7,400      72,747
#   Vital KSK Holdings, Inc.                                      10,600      94,534
    Vitec Holdings Co., Ltd.                                       2,300      25,691
    Voyage Group, Inc.                                             4,500      65,795
    VT Holdings Co., Ltd.                                         36,700     178,460
#   W-Scope Corp.                                                  3,600      58,282
    Wacoal Holdings Corp.                                         32,000     387,790

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
#   Wacom Co., Ltd.                                              32,600 $ 98,929
    Wakachiku Construction Co., Ltd.                             38,000   51,115
    Wakita & Co., Ltd.                                           14,600  135,094
    Warabeya Nichiyo Holdings Co., Ltd.                           4,800  104,472
#   WATAMI Co., Ltd.                                              5,500   53,696
    WDB Holdings Co., Ltd.                                        2,700   31,709
    Weathernews, Inc.                                             1,500   46,466
#   Welcia Holdings Co., Ltd.                                     1,900  104,570
#   Wellnet Corp.                                                 2,400   28,071
#   West Holdings Corp.                                           6,900   49,816
    West Japan Railway Co.                                        2,900  188,943
    WIN-Partners Co., Ltd.                                        3,100   26,718
    WirelessGate, Inc.                                            2,100   32,277
#   World Holdings Co., Ltd.                                      2,100   38,141
    Wowow, Inc.                                                   2,200   69,698
    Xebio Holdings Co., Ltd.                                      6,800  101,600
#   Y A C Co., Ltd.                                               2,400   33,871
    Yachiyo Industry Co., Ltd.                                    1,200   11,310
    Yahagi Construction Co., Ltd.                                 7,200   67,724
    Yahoo Japan Corp.                                            33,300  139,754
    Yaizu Suisankagaku Industry Co., Ltd.                         1,500   16,103
    Yakult Honsha Co., Ltd.                                       1,500   77,086
    Yakuodo Co., Ltd.                                             3,300   59,319
    YAMABIKO Corp.                                               11,700  163,977
    YAMADA Consulting Group Co., Ltd.                             1,000   44,566
#   Yamada Denki Co., Ltd.                                       94,100  518,436
#   Yamagata Bank, Ltd. (The)                                    38,000  162,598
    Yamaguchi Financial Group, Inc.                              35,000  381,330
    Yamaha Corp.                                                 13,200  403,199
    Yamaha Motor Co., Ltd.                                       39,500  821,578
#   Yamaichi Electronics Co., Ltd.                                6,900   79,328
#   Yamanashi Chuo Bank, Ltd. (The)                              48,000  225,723
#   Yamatane Corp.                                                2,600   37,457
    Yamato Holdings Co., Ltd.                                    23,000  463,527
    Yamato Kogyo Co., Ltd.                                       10,800  322,936
    Yamazaki Baking Co., Ltd.                                    16,000  321,772
    Yamazen Corp.                                                10,400   88,981
    Yaoko Co., Ltd.                                               3,900  158,459
    Yaskawa Electric Corp.                                       27,200  490,469
    Yasuda Logistics Corp.                                        3,800   25,232
    Yasunaga Corp.                                                2,600   36,967
    Yellow Hat, Ltd.                                              4,200   96,195
    Yodogawa Steel Works, Ltd.                                    7,500  213,923
    Yokogawa Bridge Holdings Corp.                                8,500  108,202
    Yokogawa Electric Corp.                                      50,000  799,002
#   Yokohama Reito Co., Ltd.                                     14,000  127,859
    Yokohama Rubber Co., Ltd. (The)                              30,400  534,650
    Yokowo Co., Ltd.                                              6,300   60,775
    Yomiuri Land Co., Ltd.                                       10,000   41,269
    Yondoshi Holdings, Inc.                                       4,100   90,216
    Yorozu Corp.                                                  6,300   87,549
    Yoshinoya Holdings Co., Ltd.                                  7,000  100,857
    Yuasa Trading Co., Ltd.                                       6,300  170,310

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- ------------
JAPAN -- (Continued)
#   Yumeshin Holdings Co., Ltd.                                    6,500 $     45,676
    Yurtec Corp.                                                  10,000       72,912
    Yusen Logistics Co., Ltd.                                      5,000       49,671
    Yushin Precision Equipment Co., Ltd.                           1,500       40,833
    Yushiro Chemical Industry Co., Ltd.                            1,900       24,535
    Zenitaka Corp. (The)                                          10,000       42,342
    Zenkoku Hosho Co., Ltd.                                        6,200      214,591
    Zenrin Co., Ltd.                                               4,900       95,130
    Zensho Holdings Co., Ltd.                                     12,700      218,033
    Zeon Corp.                                                    37,000      424,586
    ZERIA Pharmaceutical Co., Ltd.                                 7,000      110,419
#   Zojirushi Corp.                                               10,700      139,789
    Zuiko Corp.                                                      700       25,922
    Zuken, Inc.                                                    6,800       77,325
                                                                         ------------
TOTAL JAPAN                                                               350,247,201
                                                                         ------------
MALAYSIA -- (0.6%)
    7-Eleven Malaysia Holdings Bhd Class B                        39,600       13,505
    Aeon Co. M Bhd                                               117,900       63,008
    Aeon Credit Service M Bhd                                     10,700       37,758
    Affin Holdings Bhd                                            97,400       53,652
    AirAsia Bhd                                                  331,400      190,770
*   AirAsia X Bhd                                                278,300       25,421
    Alliance Financial Group Bhd                                 219,700      186,542
    AMMB Holdings Bhd                                            322,100      333,046
    Astro Malaysia Holdings Bhd                                  100,900       61,960
    Axiata Group Bhd                                             242,768      259,420
    Berjaya Corp. Bhd                                            670,736       57,462
    Berjaya Sports Toto Bhd                                       71,406       47,237
    Bermaz Auto Bhd                                               80,100       37,998
    BIMB Holdings Bhd                                             84,500       81,863
    Boustead Holdings Bhd                                        116,800       70,679
    Boustead Plantations Bhd                                      34,800       13,209
    British American Tobacco Malaysia Bhd                         13,800      144,511
*   Bumi Armada Bhd                                              520,400       71,687
    Bursa Malaysia Bhd                                            69,400      139,217
    Cahya Mata Sarawak Bhd                                       136,600      126,717
    Carlsberg Brewery Malaysia Bhd Class B                        20,300       64,023
    CB Industrial Product Holding Bhd                             43,800       19,994
    CIMB Group Holdings Bhd                                      271,664      304,951
    Coastal Contracts Bhd                                         22,700        7,331
    Datasonic Group Bhd                                          113,400       29,719
*   Dayang Enterprise Holdings Bhd                                39,800        9,624
*   Destinii Bhd                                                 262,000       40,801
    Dialog Group Bhd                                             229,100       79,127
    DiGi.Com Bhd                                                 117,900      131,992
    DRB-Hicom Bhd                                                200,400       52,952
    Dutch Lady Milk Industries Bhd                                 2,800       34,534
    Eastern & Oriental Bhd                                       114,750       43,518
*   Eco World Development Group Bhd                              165,000       54,397
    Ekovest Bhd                                                  102,400       61,459
    Evergreen Fibreboard Bhd                                      78,450       16,660
    Felda Global Ventures Holdings Bhd                           345,000      143,965

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
MALAYSIA -- (Continued)
    Gadang Holdings Bhd                                          113,750 $ 28,283
    Gamuda Bhd                                                   201,400  218,792
    Gas Malaysia Bhd                                              32,800   20,086
    Genting Bhd                                                  358,300  663,669
    Genting Malaysia Bhd                                         143,200  162,867
    Genting Plantations Bhd                                       32,700   80,541
    George Kent Malaysia Bhd                                      50,500   34,575
    Globetronics Technology Bhd                                   52,700   49,385
    Hai-O Enterprise Bhd                                          33,200   32,190
    HAP Seng Consolidated Bhd                                     63,700  125,089
    Hartalega Holdings Bhd                                        64,000   68,161
    Heineken Malaysia Bhd                                         17,600   63,117
    HeveaBoard Bhd                                               130,500   43,042
*   Hibiscus Petroleum Bhd                                       203,900   21,625
    Hong Leong Bank Bhd                                           48,880  145,491
    Hong Leong Financial Group Bhd                                37,278  123,585
    Hong Leong Industries Bhd                                     19,300   41,984
    IHH Healthcare Bhd                                            34,000   48,245
    IJM Corp. Bhd                                                440,900  329,544
    Inari Amertron Bhd                                           199,950   80,351
    IOI Corp. Bhd                                                133,000  132,453
    IOI Properties Group Bhd                                     220,100  106,331
*   Iskandar Waterfront City Bhd                                 133,400   27,116
*   JAKS Resources Bhd                                           155,300   45,215
    Jaya Tiasa Holdings Bhd                                      117,200   36,260
    JCY International Bhd                                        290,600   40,691
    Karex Bhd                                                     48,450   26,356
*   KNM Group Bhd                                                580,320   45,217
    Kossan Rubber Industries                                      67,100  101,070
    KPJ Healthcare Bhd                                            47,200   44,747
*   KSL Holdings Bhd                                              98,419   22,666
    Kuala Lumpur Kepong Bhd                                       22,100  120,255
    Lafarge Malayan Bhd                                           41,000   63,908
    LBS Bina Group Bhd                                            91,900   37,362
    Lingkaran Trans Kota Holdings Bhd                             27,600   36,762
    LPI Capital Bhd                                                6,800   26,275
    Magni-Tech Industries Bhd                                     62,700   67,900
    Magnum Bhd                                                   130,500   63,350
    Mah Sing Group Bhd                                           305,275  102,624
    Malakoff Corp. Bhd                                            98,000   28,323
    Malayan Banking Bhd                                          166,019  308,105
    Malaysia Airports Holdings Bhd                               120,400  168,184
    Malaysia Building Society Bhd                                461,300  114,575
*   Malaysia Marine and Heavy Engineering Holdings Bhd            61,800   13,954
    Malaysian Pacific Industries Bhd                              15,600   28,752
    Malaysian Resources Corp. Bhd                                201,000   64,901
    Matrix Concepts Holdings Bhd                                  37,333   20,307
    Maxis Bhd                                                     53,000   73,604
    MBM Resources Bhd                                             26,700   14,882
    Media Prima Bhd                                              204,800   47,167
    Mega First Corp. Bhd                                          36,200   22,177
    MISC Bhd                                                     117,000  193,359
    Mitrajaya Holdings Bhd                                        98,500   28,256

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
MALAYSIA -- (Continued)
    MKH Bhd                                                       55,000 $ 36,754
    MMC Corp. Bhd                                                137,400   72,438
    Muhibbah Engineering M Bhd                                    77,600   41,366
    My EG Services Bhd                                           225,900   81,099
    OCK Group Bhd                                                171,300   30,554
    Oldtown Bhd                                                   48,400   20,625
    Oriental Holdings Bhd                                          6,900   10,597
    OSK Holdings Bhd                                             125,400   39,655
    Padini Holdings Bhd                                           60,100   33,134
*   Parkson Holdings Bhd                                          70,119    9,974
    Petron Malaysia Refining & Marketing Bhd                      17,500   17,528
    Petronas Chemicals Group Bhd                                 109,100  175,457
    Petronas Dagangan Bhd                                         13,400   71,188
    Petronas Gas Bhd                                              19,500   92,037
    Pos Malaysia Bhd                                              88,800   80,660
    PPB Group Bhd                                                 46,400  170,498
    Press Metal Bhd                                              361,200  167,332
    Protasco Bhd                                                  73,625   19,810
    Public Bank Bhd                                               81,600  370,261
    QL Resources Bhd                                              63,300   62,765
    RHB Bank Bhd                                                 124,057  137,246
    Sam Engineering & Equipment M Bhd                             10,100   12,729
*   Sapurakencana Petroleum Bhd                                  952,400  370,016
    Sarawak Oil Palms Bhd                                         18,200   15,906
    Scientex Bhd                                                  55,500   87,564
    Shangri-La Hotels Malaysia Bhd                                17,500   20,410
    Sime Darby Bhd                                                98,670  198,387
    SKP Resources Bhd                                             89,000   26,537
    SP Setia Bhd Group                                            81,886   62,896
    Star Publications Group Bhd                                   62,900   32,663
    Sunway Bhd                                                   157,300  107,878
    Sunway Construction Group Bhd                                 10,290    3,946
    Supermax Corp. Bhd                                           141,600   66,754
    Syarikat Takaful Malaysia Bhd                                 62,700   58,920
    Ta Ann Holdings Bhd                                           68,280   62,889
    Taliworks Corp. Bhd                                           41,200   13,633
    TDM Bhd                                                      244,200   43,017
    Telekom Malaysia Bhd                                          41,700   56,025
    Tenaga Nasional Bhd                                           40,700  123,020
    Time dotCom Bhd                                               36,300   65,596
    Top Glove Corp. Bhd                                          124,800  146,695
    Tropicana Corp. Bhd                                           90,100   20,252
    Tune Protect Group Bhd                                       191,000   60,849
    UEM Edgenta Bhd                                               74,800   54,664
    UEM Sunrise Bhd                                              389,900   96,862
    UMW Holdings Bhd                                             157,500  200,870
*   UMW Oil & Gas Corp. Bhd                                      236,500   37,376
    Unisem M Bhd                                                 111,500   63,446
    UOA Development Bhd                                          152,900   83,783
    VS Industry Bhd                                              270,900   91,684
    WCT Holdings Bhd                                             184,456   76,240
    Westports Holdings Bhd                                        71,300   67,164
    Yinson Holdings Bhd                                           45,600   32,029

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
MALAYSIA -- (Continued)
*   YNH Property Bhd                                                60,093 $    20,509
    YTL Corp. Bhd                                                  968,500     332,617
    YTL Power International Bhd                                    230,300      74,377
                                                                           -----------
TOTAL MALAYSIA                                                              12,393,616
                                                                           -----------
MEXICO -- (0.8%)
    Alfa S.A.B. de C.V. Class A                                    580,743     753,586
    Alpek S.A.B. de C.V.                                           110,727     127,434
    Alsea S.A.B. de C.V.                                            93,045     269,317
    America Movil S.A.B. de C.V. Series L                          294,900     185,537
    America Movil S.A.B. de C.V. Series L ADR                       26,000     327,860
    Arca Continental S.A.B. de C.V.                                 65,518     352,293
#*  Axtel S.A.B. de C.V.                                           197,488      34,945
    Banregio Grupo Financiero S.A.B. de C.V.                        89,801     495,997
#   Bolsa Mexicana de Valores S.A.B. de C.V.                        78,342     106,693
*   Cemex S.A.B. de C.V.                                         1,452,711   1,342,400
*   Cemex S.A.B. de C.V. Sponsored ADR                              38,679     358,170
    Coca-Cola Femsa S.A.B. de C.V. Series L                         31,652     196,103
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                       800      49,616
    Consorcio ARA S.A.B. de C.V. Series *                          237,191      75,866
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR            4,146      56,261
#*  Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A      198,198     268,687
    Corp. Inmobiliaria Vesta S.A.B. de C.V.                         93,144     102,464
    Credito Real S.A.B. de C.V. SOFOM ER                            61,892      87,999
    El Puerto de Liverpool S.A.B. de C.V. Class C1                   5,500      34,682
#*  Empresas ICA S.A.B. de C.V.                                     42,400       5,632
    Fomento Economico Mexicano S.A.B. de C.V.                       18,670     140,624
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR          4,900     368,627
*   Genomma Lab Internacional S.A.B. de C.V. Class B               191,665     199,629
#   Gentera S.A.B. de C.V.                                         360,697     526,685
    Gruma S.A.B. de C.V. Class B                                    20,200     271,264
#*  Grupo Aeromexico S.A.B. de C.V.                                115,389     214,914
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.             31,200     133,098
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR              1,600     123,712
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B         15,461     119,842
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR                 500      72,435
#   Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B          13,925     202,189
    Grupo Bimbo S.A.B. de C.V. Series A                             89,317     196,978
#   Grupo Carso S.A.B. de C.V. Series A1                            74,827     299,760
    Grupo Comercial Chedraui S.A. de C.V.                           93,261     172,045
#   Grupo Elektra S.A.B. de C.V.                                    11,492     148,241
#*  Grupo Famsa S.A.B. de C.V. Class A                              60,103      20,060
    Grupo Financiero Banorte S.A.B. de C.V. Class O                158,491     759,641
#   Grupo Financiero Inbursa S.A.B. de C.V. Class O                252,867     375,902
    Grupo Financiero Interacciones SA de C.V. Class O               32,437     123,489
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B       195,648     278,740
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR     5,600      40,040
#   Grupo Herdez S.A.B. de C.V. Series *                            65,538     116,440
#   Grupo Lala S.A.B. de C.V.                                       66,439      99,690
    Grupo Mexico S.A.B. de C.V. Series B                           371,088   1,116,458
    Grupo Sanborns S.A.B. de C.V.                                   54,000      53,861
*   Grupo Simec S.A.B. de C.V. Series B                             29,596     136,544
    Grupo Televisa S.A.B. Series CPO                               249,610   1,115,216

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
MEXICO -- (Continued)
    Grupo Televisa S.A.B. Sponsored ADR                           14,900 $   333,760
#*  Hoteles City Express S.A.B. de C.V.                           81,703      71,738
*   Impulsora del Desarrollo y El Empleo en America Latina
      S.A.B. de C.V.                                              18,300      21,939
    Industrias Bachoco S.A.B. de C.V. Series B                    59,438     230,672
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR                  200       9,286
#*  Industrias CH S.A.B. de C.V. Series B                         66,709     422,259
    Industrias Penoles S.A.B. de C.V.                             35,250     833,434
#   Infraestructura Energetica Nova S.A.B. de C.V.                42,549     187,715
#   Kimberly-Clark de Mexico S.A.B. de C.V. Class A              102,300     184,109
*   La Comer S.A.B. de C.V.                                       39,900      28,318
    Megacable Holdings S.A.B. de C.V.                             77,703     245,925
    Mexichem S.A.B. de C.V.                                      248,990     590,431
*   Minera Frisco S.A.B. de C.V. Class A1                         71,614      58,690
    OHL Mexico S.A.B. de C.V.                                    313,314     295,833
#   Organizacion Cultiba S.A.B. de C.V.                            8,550       8,225
*   Organizacion Soriana S.A.B. de C.V. Class B                   50,685     106,943
    Promotora y Operadora de Infraestructura S.A.B. de C.V.       35,073     306,606
    Qualitas Controladora S.A.B. de C.V.                          54,504      82,043
    Rassini S.A.B. de C.V.                                        13,809      50,949
#*  Telesites S.A.B. de C.V.                                     140,705      82,587
#   TV Azteca S.A.B. de C.V.                                     601,831      95,815
    Vitro S.A.B. de C.V. Series A                                  4,378      13,646
#   Wal-Mart de Mexico S.A.B. de C.V.                            122,000     215,877
                                                                         -----------
TOTAL MEXICO                                                              17,134,466
                                                                         -----------
NETHERLANDS -- (1.9%)
    Aalberts Industries NV                                        31,635   1,110,417
    ABN AMRO Group NV                                             23,011     541,282
#   Accell Group                                                   7,964     186,774
    Aegon NV(5927375)                                            181,165     984,721
    Aegon NV(007924103)                                            3,374      18,489
    Akzo Nobel NV                                                 33,500   2,273,487
    Akzo Nobel NV Sponsored ADR                                    1,806      41,041
#*  Altice NV Class A                                             16,720     367,069
*   Altice NV Class B                                              4,940     109,026
    AMG Advanced Metallurgical Group NV                           11,974     221,828
    Amsterdam Commodities NV                                       6,765     150,041
#   APERAM SA                                                     13,639     645,036
#   Arcadis NV                                                    17,307     235,332
*   ArcelorMittal(B295F26)                                        19,984     155,675
*   ArcelorMittal(B03XPL1)                                       212,445   1,656,549
    ASM International NV                                          13,741     677,483
    ASML Holding NV(B929F46)                                       1,499     182,014
#   ASML Holding NV(B908F01)                                       3,951     479,651
    BE Semiconductor Industries NV                                14,880     537,286
    Beter Bed Holding NV                                           3,946      68,579
    BinckBank NV                                                  18,603     106,624
    Boskalis Westminster                                          24,642     911,702
    Brunel International NV                                        5,294      92,889
    Coca-Cola European Partners P.L.C.                             5,942     205,187
    Corbion NV                                                    19,372     496,180
    Delta Lloyd NV                                               138,612     798,041
    Flow Traders                                                   3,694     129,089

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
NETHERLANDS -- (Continued)
*   Fugro NV                                                      19,898 $   313,845
#   Gemalto NV(B9MS8P5)                                           15,142     879,985
    Gemalto NV(B011JK4)                                              691      40,101
    GrandVision NV                                                 5,541     132,132
#*  Heijmans NV                                                    8,902      59,310
    Heineken NV                                                   15,493   1,158,706
    Hunter Douglas NV                                                595      37,287
    IMCD Group NV                                                 10,389     466,613
    ING Groep NV                                                 162,548   2,335,156
#   ING Groep NV Sponsored ADR                                    38,057     547,260
    KAS Bank NV                                                    3,579      32,964
    Kendrion NV                                                    3,032      86,095
*   Koninklijke Ahold Delhaize NV                                155,008   3,302,244
*   Koninklijke Ahold Delhaize NV Sponsored ADR                    6,705     142,574
    Koninklijke BAM Groep NV                                      66,169     312,195
    Koninklijke DSM NV                                            34,533   2,201,491
    Koninklijke KPN NV                                           416,493   1,199,905
    Koninklijke Philips NV(5986622)                               46,490   1,364,132
    Koninklijke Philips NV(500472303)                             31,275     918,860
    Koninklijke Vopak NV                                          17,687     759,746
    NN Group NV                                                   33,361   1,181,508
*   OCI NV                                                         9,465     178,646
*   Ordina NV                                                     32,896      70,510
*   PostNL NV                                                     89,479     392,721
    Randstad Holding NV                                           20,160   1,172,901
    Refresco Group NV                                              2,725      41,159
    RELX NV                                                       48,598     820,855
    RELX NV Sponsored ADR                                          3,667      61,745
    SBM Offshore NV                                               51,476     837,379
    Sligro Food Group NV                                           3,858     139,970
    TKH Group NV                                                  14,428     584,820
#*  TomTom NV                                                     26,886     246,465
    Unilever NV(904784709)                                        23,608     959,665
#   Unilever NV(B12T3J1)                                           6,494     263,408
    Van Lanschot NV                                                1,849      39,975
    Wessanen                                                      43,673     619,889
    Wolters Kluwer NV                                             37,368   1,429,016
                                                                         -----------
TOTAL NETHERLANDS                                                         38,712,725
                                                                         -----------
NEW ZEALAND -- (0.4%)
#*  a2 Milk Co., Ltd.                                             99,639     161,856
    Air New Zealand, Ltd.                                        142,246     219,255
    Auckland International Airport, Ltd.                          66,035     331,225
    Chorus, Ltd.                                                 109,072     324,481
    Contact Energy, Ltd.                                          95,412     334,348
    EBOS Group, Ltd.                                              18,390     227,920
    Fisher & Paykel Healthcare Corp., Ltd.                        80,671     514,412
    Fletcher Building, Ltd.(6341606)                             124,377     958,252
    Fletcher Building, Ltd.(6341617)                               2,494      19,103
#   Fonterra Co-operative Group, Ltd.                              8,487      38,545
    Freightways, Ltd.                                             27,308     139,910
    Genesis Energy, Ltd.                                         106,360     168,553
#   Heartland Bank, Ltd.                                          43,958      50,951

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
NEW ZEALAND -- (Continued)
    Infratil, Ltd.                                                89,231 $  187,864
    Kathmandu Holdings, Ltd.                                      32,481     45,021
    Mainfreight, Ltd.                                             18,951    290,813
    Mercury NZ, Ltd.                                              84,735    190,948
    Meridian Energy, Ltd.                                        111,488    215,403
    Metlifecare, Ltd.                                             40,924    167,531
    Metro Performance Glass, Ltd.                                  5,907      8,019
    New Zealand Refining Co., Ltd. (The)                          49,233     97,615
#   NZME, Ltd.                                                    54,459     26,875
    NZX, Ltd.                                                     34,196     27,632
#   Port of Tauranga, Ltd.                                        56,630    174,042
    Restaurant Brands New Zealand, Ltd.                           18,661     75,829
    Ryman Healthcare, Ltd.                                        32,659    208,750
    Scales Corp., Ltd.                                            14,865     37,076
    SKY Network Television, Ltd.                                  76,992    262,096
    SKYCITY Entertainment Group, Ltd.                            140,959    390,696
    Spark New Zealand, Ltd.                                      295,490    761,381
    Steel & Tube Holdings, Ltd.                                   27,815     51,650
#   Summerset Group Holdings, Ltd.                                52,003    188,936
    Tilt Renewables, Ltd.                                          1,960      3,307
    Tourism Holdings, Ltd.                                        20,349     58,406
#   Tower, Ltd.                                                   33,200     19,966
    Trade Me Group, Ltd.                                          77,902    289,179
    Trustpower, Ltd.                                               1,960      6,676
    Vector, Ltd.                                                  29,600     69,780
    Warehouse Group, Ltd. (The)                                    9,300     17,890
*   Xero, Ltd.                                                     3,239     44,962
#   Z Energy, Ltd.                                                22,400    119,607
                                                                         ----------
TOTAL NEW ZEALAND                                                         7,526,761
                                                                         ----------
NORWAY -- (0.7%)
    ABG Sundal Collier Holding ASA                               114,014     72,060
#*  Akastor ASA                                                   54,512     97,647
    Aker ASA Class A                                               8,644    358,443
    Aker BP ASA                                                   31,110    566,061
*   Aker Solutions ASA                                            36,158    194,975
*   American Shipping Co. ASA                                      1,624      6,003
*   Atea ASA                                                      23,473    228,444
    Austevoll Seafood ASA                                         36,073    333,648
#*  Axactor AB                                                   165,034     52,238
    Bakkafrost P/F                                                 6,927    266,234
    Bonheur ASA                                                    4,494     45,236
    Borregaard ASA                                                30,703    337,918
    BW LPG, Ltd.                                                  17,512     89,290
*   BW Offshore, Ltd.                                             25,003     72,969
    DNB ASA                                                       45,326    756,152
#*  DNO ASA                                                      134,182    140,440
*   DOF ASA                                                      284,106     38,000
    Entra ASA                                                     10,642    114,780
#*  Fred Olsen Energy ASA                                         13,177     28,394
#   Frontline, Ltd.                                               19,650    135,852
    Gjensidige Forsikring ASA                                     14,624    251,663
    Grieg Seafood ASA                                             25,530    214,249

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
NORWAY -- (Continued)
#*  Hexagon Composites ASA                                         4,649 $    15,579
    Hoegh LNG Holdings, Ltd.                                       4,283      47,635
*   Kongsberg Automotive ASA                                     161,629     114,244
    Kongsberg Gruppen ASA                                          5,909      97,522
*   Kvaerner ASA                                                  55,434      72,981
    Leroy Seafood Group ASA                                        3,498     194,756
*   Marine Harvest ASA                                            27,456     484,759
#*  Nordic Semiconductor ASA                                      19,943      84,025
    Norsk Hydro ASA                                              145,699     831,115
#*  Norwegian Air Shuttle ASA                                      8,796     287,143
    Norwegian Property ASA                                        30,113      36,146
#   Ocean Yield ASA                                               13,647     103,456
    Olav Thon Eiendomsselskap ASA                                  1,783      34,179
*   Opera Software ASA                                            23,872     107,334
    Orkla ASA                                                     24,413     227,768
#*  Petroleum Geo-Services ASA                                    86,317     286,858
*   Prosafe SE                                                     1,665       6,917
#   Protector Forsikring ASA                                      15,970     142,384
#*  REC Silicon ASA                                              665,345     104,136
    Salmar ASA                                                     4,691     132,770
    Scatec Solar ASA                                              14,606      65,534
#   Schibsted ASA Class A                                          3,999     105,745
    Schibsted ASA Class B                                          3,285      81,792
#*  Seadrill, Ltd.(B09RMQ1)                                       74,009     145,004
#*  Seadrill, Ltd.(B0HWHV8)                                       19,178      35,863
    Selvaag Bolig ASA                                              6,406      30,839
*   Songa Offshore                                                 7,619      29,376
    SpareBank 1 SR-Bank ASA                                       28,169     209,441
    Statoil ASA                                                   82,476   1,537,946
    Statoil ASA Sponsored ADR                                      7,264     135,619
    Stolt-Nielsen, Ltd.                                            9,071     137,025
*   Storebrand ASA                                                99,362     605,876
*   Subsea 7 SA                                                   54,302     738,919
    Telenor ASA                                                   22,079     350,006
    TGS Nopec Geophysical Co. ASA                                 24,766     594,619
    Tomra Systems ASA                                             27,485     300,800
*   Treasure ASA                                                  11,068      23,124
    Veidekke ASA                                                  10,482     155,778
*   Wilh Wilhelmsen ASA                                            6,093      29,896
    Wilh Wilhelmsen Holding ASA Class A                            2,684      73,116
    XXL ASA                                                        7,469      86,059
    Yara International ASA                                        11,249     474,321
                                                                         -----------
TOTAL NORWAY                                                              13,759,101
                                                                         -----------
PERU -- (0.0%)
    Cementos Pacasmayo SAA ADR                                     2,327      22,106
    Cia de Minas Buenaventura SAA ADR                              1,300      17,927
    Credicorp, Ltd.                                                1,928     315,575

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES   VALUE++
                                                                 --------- --------
PERU -- (Continued)
    Grana y Montero SAA Sponsored ADR                                5,845 $ 26,361
                                                                           --------
TOTAL PERU                                                                  381,969
                                                                           --------
PHILIPPINES -- (0.3%)
    Aboitiz Equity Ventures, Inc.                                   73,140  109,312
    Aboitiz Power Corp.                                             42,800   36,267
    Alliance Global Group, Inc.                                    515,400  129,952
    Ayala Corp.                                                     11,090  178,396
    Ayala Land, Inc.                                               183,300  131,020
    Bank of the Philippine Islands                                  66,880  120,453
    BDO Unibank, Inc.                                              167,693  379,993
    Belle Corp.                                                  1,052,000   68,540
*   Bloomberry Resorts Corp.                                       587,000   91,381
    Cebu Air, Inc.                                                  55,940  106,755
    Century Pacific Food, Inc.                                      42,900   14,127
    Cosco Capital, Inc.                                            522,100   96,338
    D&L Industries, Inc.                                           399,100   98,661
    DMCI Holdings, Inc.                                            620,200  161,123
*   DoubleDragon Properties Corp.                                   59,200   61,360
    East West Banking Corp.                                         32,300   12,943
    Emperador, Inc.                                                295,000   41,263
    Energy Development Corp.                                     2,666,900  292,632
    Filinvest Land, Inc.                                         2,591,000   84,371
    First Gen Corp.                                                188,500   84,938
    First Philippine Holdings Corp.                                 64,670   92,274
*   Global Ferronickel Holdings, Inc.                              434,333   24,734
    Globe Telecom, Inc.                                              5,395  186,556
    GT Capital Holdings, Inc.                                       12,360  324,104
    International Container Terminal Services, Inc.                108,050  168,059
    JG Summit Holdings, Inc.                                       178,570  266,634
    Jollibee Foods Corp.                                            28,050  115,868
    Lopez Holdings Corp.                                           506,100   80,542
    LT Group, Inc.                                                 432,900  113,965
    Manila Electric Co.                                             16,880   96,638
    Manila Water Co., Inc.                                         226,400  137,345
*   Megawide Construction Corp.                                    113,100   33,999
    Megaworld Corp.                                              2,523,200  186,258
*   Melco Crown Philippines Resorts Corp.                          339,000   32,748
    Metro Pacific Investments Corp.                              1,128,000  154,678
    Metropolitan Bank & Trust Co.                                   41,994   68,793
    Nickel Asia Corp.                                              206,100   28,164
    Petron Corp.                                                   575,600  107,461
    Philex Mining Corp.                                            319,400   59,308
    Philippine National Bank                                        61,670   67,557
    Phinma Energy Corp.                                            261,000   11,855
    PLDT, Inc.                                                       7,860  232,340
    PLDT, Inc. Sponsored ADR                                           900   27,045
    Premium Leisure Corp.                                          952,000   27,381
    Puregold Price Club, Inc.                                      136,600  118,631
    Rizal Commercial Banking Corp.                                  55,000   39,982
    Robinsons Land Corp.                                           347,900  175,636
    Robinsons Retail Holdings, Inc.                                 75,430  119,776
    San Miguel Corp.                                                82,080  161,664

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
PHILIPPINES -- (Continued)
    Security Bank Corp.                                             70,750 $  303,305
    Semirara Mining & Power Corp.                                   57,670    156,700
    SM Investments Corp.                                             7,395    102,571
    SM Prime Holdings, Inc.                                        178,400    106,531
    Travellers International Hotel Group, Inc.                      98,200      6,448
    Union Bank of the Philippines                                   11,570     18,226
    Universal Robina Corp.                                          37,270    122,127
    Vista Land & Lifescapes, Inc.                                1,737,000    177,039
                                                                           ----------
TOTAL PHILIPPINES                                                           6,552,767
                                                                           ----------
POLAND -- (0.4%)
*   Alior Bank SA                                                   13,984    213,326
    Amica SA                                                         1,001     46,777
*   AmRest Holdings SE                                                 800     65,520
    Asseco Poland SA                                                21,830    313,622
    Bank Handlowy w Warszawie SA                                     5,275    101,223
*   Bank Millennium SA                                             128,268    188,503
    Bank Pekao SA                                                    2,891     97,805
    Bank Zachodni WBK SA                                             3,014    259,729
*   Boryszew SA                                                     34,003     96,423
    Budimex SA                                                       2,085    112,504
    CCC SA                                                           2,828    146,073
*   CD Projekt SA                                                    8,801    129,011
    Ciech SA                                                        10,003    171,990
*   Cyfrowy Polsat SA                                               23,978    145,119
*   Enea SA                                                         60,015    151,945
    Energa SA                                                       32,183     82,090
    Eurocash SA                                                      8,043     80,149
*   Getin Holding SA                                                68,486     24,142
*   Getin Noble Bank SA                                            175,051     72,245
#*  Globe Trade Centre SA                                           27,236     57,808
    Grupa Azoty SA                                                   7,430    127,467
    Grupa Kety SA                                                    1,434    154,108
*   Grupa Lotos SA                                                  31,896    300,589
*   Impexmetal SA                                                      552        549
    ING Bank Slaski SA                                               1,055     46,683
    Inter Cars SA                                                      906     71,496
*   Jastrzebska Spolka Weglowa SA                                   16,416    274,544
    Kernel Holding SA                                               14,840    295,653
    KGHM Polska Miedz SA                                            14,080    436,704
    KRUK SA                                                          2,567    157,675
    LPP SA                                                             138    175,853
*   Lubelski Wegiel Bogdanka SA                                      1,970     31,944
*   mBank SA                                                         1,288    121,764
    Netia SA                                                        57,421     64,296
    Neuca SA                                                           238     23,824
    Orange Polska SA                                                73,547     99,230
    Pfleiderer Grajewo SA                                            7,200     80,368
    PGE Polska Grupa Energetyczna SA                               130,329    355,860
*   PKP Cargo SA                                                     4,953     66,021
    Polski Koncern Naftowy Orlen SA                                 38,846    788,331
    Polskie Gornictwo Naftowe i Gazownictwo SA                      40,356     55,419
*   Powszechna Kasa Oszczednosci Bank Polski SA                     34,087    261,515

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
POLAND -- (Continued)
    Powszechny Zaklad Ubezpieczen SA                              21,906 $  192,767
    Stalprodukt SA                                                   471     69,943
    Synthos SA                                                   104,522    156,617
*   Tauron Polska Energia SA                                     277,312    204,342
    Trakcja SA                                                    10,194     40,955
    Warsaw Stock Exchange                                          3,411     38,018
                                                                         ----------
TOTAL POLAND                                                              7,248,539
                                                                         ----------
PORTUGAL -- (0.2%)
    Altri SGPS SA                                                 29,560    129,652
*   Banco BPI SA                                                 123,707    151,522
#*  Banco Comercial Portugues SA Class R                          68,578     11,628
    CTT-Correios de Portugal SA                                   23,403    130,555
    EDP--Energias de Portugal SA                                 125,311    364,419
    EDP Renovaveis SA                                             45,219    290,504
    Galp Energia SGPS SA                                          69,653  1,026,283
    Jeronimo Martins SGPS SA                                      25,041    423,834
    Mota-Engil SGPS SA                                            37,904     65,913
*   Navigator Co. SA (The)                                        72,578    264,338
    NOS SGPS SA                                                   92,329    519,859
#   REN--Redes Energeticas Nacionais SGPS SA                      56,325    155,151
    Semapa-Sociedade de Investimento e Gestao                      8,675    123,166
    Sonae SGPS SA                                                306,945    264,207
                                                                         ----------
TOTAL PORTUGAL                                                            3,921,031
                                                                         ----------
RUSSIA -- (0.3%)
    Etalon Group, Ltd. GDR(B5TWX80)                               16,911     65,228
    Etalon Group, Ltd. GDR(29760G103)                             22,034     85,272
    Gazprom PJSC Sponsored ADR                                   207,012  1,027,127
    Globaltrans Investment P.L.C. Sponsored GDR                    5,753     36,368
*   Lenta, Ltd. GDR(52634T200)                                     6,241     49,054
*   Lenta, Ltd. GDR(BJ621Y903)                                    15,300    120,696
    Lukoil PJSC Sponsored ADR(69343P105)                           5,085    285,802
    Lukoil PJSC Sponsored ADR(BYZDW2900)                           8,682    489,272
    Magnitogorsk Iron & Steel OJSC Sponsored GDR                  17,514    147,199
*   Mail.Ru Group, Ltd. GDR                                        1,819     33,035
*   Mechel PJSC Sponsored ADR                                     12,930     77,709
    MegaFon PJSC GDR                                              12,834    139,496
    MMC Norilsk Nickel PJSC ADR(BYSW6D901)                         9,222    149,567
    MMC Norilsk Nickel PJSC ADR(55315J102)                         2,808     45,433
    Novatek PJSC GDR                                                 810    103,079
    Novolipetsk Steel PJSC GDR                                     8,327    164,571
    PhosAgro PJSC GDR                                              7,385    113,404
*   PIK Group PJSC GDR                                             5,506     27,572
    Ros Agro PLC GDR                                               2,407     34,559
    Rosneft Oil Co. PJSC GDR                                      21,859    144,943
    Rostelecom PJSC Sponsored ADR                                  8,039     68,389
    RusHydro PJSC ADR                                            131,916    224,106
    Sberbank of Russia PJSC Sponsored ADR                         99,013  1,160,949
    Severstal PJSC GDR                                             6,022     95,658
    Tatneft PJSC Sponsored ADR                                     6,919    282,068
    TMK PJSC GDR(B1FY0V909)                                        5,570     29,879

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
RUSSIA -- (Continued)
    TMK PJSC GDR(87260R201)                                          7,604 $   40,681
    VimpelCom, Ltd. Sponsored ADR                                   60,219    254,726
    VTB Bank PJSC GDR(B1W7FX909)                                    67,339    153,546
    VTB Bank PJSC GDR(46630Q202)                                   101,707    230,875
*   X5 Retail Group NV GDR                                           6,435    216,056
                                                                           ----------
TOTAL RUSSIA                                                                6,096,319
                                                                           ----------
SINGAPORE -- (0.8%)
    Accordia Golf Trust                                            154,600     73,544
    Ascendas India Trust                                            48,200     35,826
    Best World International, Ltd.                                  40,500     52,696
*   Boustead Projects, Ltd.                                          3,600      1,872
    Boustead Singapore, Ltd.                                       111,000     63,562
    Bukit Sembawang Estates, Ltd.                                    3,000     10,440
#   CapitaLand, Ltd.                                               160,800    375,266
    China Aviation Oil Singapore Corp., Ltd.                        51,300     55,202
    Chip Eng Seng Corp., Ltd.                                      101,200     47,628
    City Developments, Ltd.                                         62,200    408,280
    ComfortDelGro Corp., Ltd.                                      310,700    531,667
#*  COSCO Corp. Singapore, Ltd.                                    365,700     72,655
    CSE Global, Ltd.                                                44,000     14,328
    CWT, Ltd.                                                       72,200    102,305
    Dairy Farm International Holdings, Ltd.                         14,000    117,282
    DBS Group Holdings, Ltd.                                        79,988  1,081,435
    Del Monte Pacific, Ltd.                                        160,100     38,248
    Delfi, Ltd.                                                      5,000      7,943
*   Dyna-Mac Holdings, Ltd.                                         38,000      4,774
*   Ezion Holdings, Ltd.                                           547,950    160,096
#*  Ezra Holdings, Ltd.                                            803,479     27,308
#   First Resources, Ltd.                                          143,200    195,430
    Frasers Centrepoint, Ltd.                                       33,400     37,353
    Genting Singapore P.L.C.                                       190,700    131,533
    GL, Ltd.                                                       108,200     60,306
    Global Logistic Properties, Ltd.                               109,800    202,359
    Golden Agri-Resources, Ltd.                                  2,001,600    602,068
    Great Eastern Holdings, Ltd.                                     4,000     58,410
    GuocoLand, Ltd.                                                 11,000     14,322
    Health Management International, Ltd.                           24,200     11,047
    Ho Bee Land, Ltd.                                               55,900     88,271
    Hong Fok Corp., Ltd.                                            24,200     11,388
    Hongkong Land Holdings, Ltd.                                    19,900    134,399
    Hutchison Port Holdings Trust                                1,326,100    564,024
    Hyflux, Ltd.                                                   129,900     47,867
    Indofood Agri Resources, Ltd.                                  119,000     45,253
    Innovalues, Ltd.                                                56,100     40,056
    Japfa, Ltd.                                                    121,200     89,423
    Jardine Cycle & Carriage, Ltd.                                   5,933    173,975
    k1 Ventures, Ltd.                                               17,100     10,796
    Keppel Corp., Ltd.                                             186,700    819,255
#   Keppel Infrastructure Trust                                    333,600    117,169
    Keppel Telecommunications & Transportation, Ltd.                32,900     39,471
    Lian Beng Group, Ltd.                                           40,000     13,159
#   M1, Ltd.                                                        67,600     96,336

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
SINGAPORE -- (Continued)
    Metro Holdings, Ltd.                                            86,500 $    65,072
    Midas Holdings, Ltd.                                           408,200      66,526
*   Nam Cheong, Ltd.                                               133,000       5,303
#*  Noble Group, Ltd.                                            2,680,900     324,230
    Olam International, Ltd.                                       147,700     208,119
    OUE, Ltd.                                                      123,400     160,202
    Oversea-Chinese Banking Corp., Ltd.                            172,984   1,153,735
    Oxley Holdings, Ltd.                                            81,700      26,997
    QAF, Ltd.                                                       54,100      55,778
*   Raffles Education Corp., Ltd.                                   50,000       6,874
    Raffles Medical Group, Ltd.                                    139,762     147,119
    RHT Health Trust                                               182,200     118,838
    Riverstone Holdings, Ltd.                                       54,100      33,825
    SATS, Ltd.                                                      78,500     294,172
    SembCorp Industries, Ltd.                                      293,596     655,684
    SembCorp Marine, Ltd.                                          181,200     191,719
    Sheng Siong Group, Ltd.                                        106,100      70,042
    SIA Engineering Co., Ltd.                                       16,600      41,029
*   SIIC Environment Holdings, Ltd.                                175,300      72,879
    Sinarmas Land, Ltd.                                            354,200     112,843
    Singapore Airlines, Ltd.                                       105,900     745,857
    Singapore Exchange, Ltd.                                        42,400     223,026
#   Singapore Post, Ltd.                                           335,500     349,784
    Singapore Press Holdings, Ltd.                                  86,900     213,098
    Singapore Technologies Engineering, Ltd.                        88,800     208,106
    Singapore Telecommunications, Ltd.(B02PY00)                     38,700     105,941
    Singapore Telecommunications, Ltd.(B02PY22)                    158,800     436,604
#   Sino Grandness Food Industry Group, Ltd.                       139,900      25,853
    Stamford Land Corp., Ltd.                                       26,000       9,413
    StarHub, Ltd.                                                  105,300     221,704
    Sunningdale Tech, Ltd.                                          34,100      27,165
    Super Group, Ltd.                                              156,100     142,802
*   Swiber Holdings, Ltd.                                           29,250       1,698
#*  Tat Hong Holdings, Ltd.                                         87,300      22,350
    Tuan Sing Holdings, Ltd.                                        58,000      12,350
    UMS Holdings, Ltd.                                              27,000      11,853
    United Engineers, Ltd.                                         176,400     354,186
    United Industrial Corp., Ltd.                                   18,000      36,153
    United Overseas Bank, Ltd.                                      49,572     737,233
    UOB-Kay Hian Holdings, Ltd.                                     13,000      11,734
    UOL Group, Ltd.                                                139,500     631,806
    Valuetronics Holdings, Ltd.                                    131,100      51,150
    Venture Corp., Ltd.                                             73,400     530,981
    Wheelock Properties Singapore, Ltd.                              9,900      11,462
    Wilmar International, Ltd.                                      56,800     156,314
    Wing Tai Holdings, Ltd.                                        147,800     182,248
                                                                           -----------
TOTAL SINGAPORE                                                             16,157,884
                                                                           -----------
SOUTH AFRICA -- (1.8%)
    Adcock Ingram Holdings, Ltd.                                     8,475      32,410
    Adcorp Holdings, Ltd.                                            8,176       8,775
    Advtech, Ltd.                                                   99,388     124,787
    Aeci, Ltd.                                                      35,169     268,761

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
SOUTH AFRICA -- (Continued)
    African Rainbow Minerals, Ltd.                                35,300 $  316,151
    Alexander Forbes Group Holdings, Ltd.                        189,872    100,194
*   Anglo American Platinum, Ltd.                                  6,508    170,381
*   AngloGold Ashanti, Ltd. Sponsored ADR                        117,913  1,498,674
*   ArcelorMittal South Africa, Ltd.                             114,583    111,660
    Ascendis Health, Ltd.                                         34,974     60,637
    Aspen Pharmacare Holdings, Ltd.                               16,187    370,337
    Assore, Ltd.                                                  10,867    222,680
    Astral Foods, Ltd.                                            11,415    127,887
*   Attacq, Ltd.                                                  76,321    101,994
*   Aveng, Ltd.                                                   94,182     51,011
    AVI, Ltd.                                                     93,682    638,554
    Barclays Africa Group, Ltd.                                   81,025    954,265
    Barloworld, Ltd.                                              63,056    518,451
    Bid Corp., Ltd.                                               37,623    652,752
    Bidvest Group, Ltd. (The)                                     55,040    648,190
    Blue Label Telecoms, Ltd.                                    136,282    185,630
*   Brait SE                                                      67,668    398,208
    Capitec Bank Holdings, Ltd.                                    6,397    334,303
    Cashbuild, Ltd.                                                7,006    180,511
    City Lodge Hotels, Ltd.                                        8,417     91,767
    Clicks Group, Ltd.                                            45,588    412,673
    Clover Industries, Ltd.                                       48,612     62,995
*   Consolidated Infrastructure Group, Ltd.                       33,851     57,699
    Coronation Fund Managers, Ltd.                                46,778    232,392
*   Curro Holdings, Ltd.                                          23,476     83,291
    DataTec, Ltd.                                                 63,539    245,672
#   Discovery, Ltd.                                               59,619    508,818
    Distell Group, Ltd.                                            7,098     79,081
    DRDGOLD, Ltd.                                                 67,874     38,225
    EOH Holdings, Ltd.                                            42,616    463,640
    Exxaro Resources, Ltd.                                        44,691    353,922
    Famous Brands, Ltd.                                           17,681    190,959
    FirstRand, Ltd.                                              229,473    854,813
    Foschini Group, Ltd. (The)                                    64,923    776,453
    Gold Fields, Ltd.                                             30,473    105,374
#   Gold Fields, Ltd. Sponsored ADR                              204,828    718,946
    Grindrod, Ltd.                                               145,534    152,731
    Group Five, Ltd.                                              21,012     37,587
    Harmony Gold Mining Co., Ltd.                                 67,965    171,259
    Harmony Gold Mining Co., Ltd. Sponsored ADR                   41,621    106,134
    Holdsport, Ltd.                                                  927      4,195
    Hudaco Industries, Ltd.                                        9,976     84,220
*   Impala Platinum Holdings, Ltd.                               138,128    550,469
    Imperial Holdings, Ltd.                                       51,899    644,362
    Investec, Ltd.                                                36,789    260,032
    Invicta Holdings, Ltd.                                         1,753      7,884
    JSE, Ltd.                                                     29,541    354,205
    KAP Industrial Holdings, Ltd.                                397,458    230,120
#*  Kumba Iron Ore, Ltd.                                          18,328    282,681
    Lewis Group, Ltd.                                             34,490    105,072
    Liberty Holdings, Ltd.                                        36,812    301,512
    Life Healthcare Group Holdings, Ltd.                         165,786    412,971

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
SOUTH AFRICA -- (Continued)
    Massmart Holdings, Ltd.                                       44,342 $  444,002
    Merafe Resources, Ltd.                                       560,795     81,122
    Metair Investments, Ltd.                                      52,249     85,975
    MMI Holdings, Ltd.                                           328,157    603,717
    Mondi, Ltd.                                                   16,154    356,095
    Mpact, Ltd.                                                   47,652    104,526
    Mr. Price Group, Ltd.                                         28,962    350,600
    MTN Group, Ltd.                                              279,151  2,603,040
#   Murray & Roberts Holdings, Ltd.                              143,603    118,510
*   Nampak, Ltd.                                                 184,691    257,604
    Naspers, Ltd. Class N                                          5,379    856,938
    Nedbank Group, Ltd.                                           26,106    450,303
    Netcare, Ltd.                                                168,512    405,303
    New Europe Property Investments P.L.C.                        21,645    252,147
*   Northam Platinum, Ltd.                                        64,338    244,893
    Oceana Group, Ltd.                                            16,231    143,160
    Omnia Holdings, Ltd.                                          18,402    248,954
    Peregrine Holdings, Ltd.                                      66,301    146,262
    Pick n Pay Stores, Ltd.                                       27,004    137,186
    Pinnacle Holdings, Ltd.                                       33,548     46,255
    Pioneer Foods Group, Ltd.                                     30,288    374,628
*   PPC, Ltd.                                                    463,755    235,545
    PSG Group, Ltd.                                               12,477    210,858
    Raubex Group, Ltd.                                            34,282     58,064
    Reunert, Ltd.                                                 41,650    212,114
    Rhodes Food Group Pty, Ltd.                                   52,907    110,210
*   Royal Bafokeng Platinum, Ltd.                                 18,908     53,615
    Sanlam, Ltd.                                                 191,754    926,336
    Santam, Ltd.                                                  10,352    185,210
    Sappi, Ltd.                                                  153,042    984,031
    Sappi, Ltd. Sponsored ADR                                      3,300     20,955
    Sasol, Ltd.                                                    8,180    244,025
    Sasol, Ltd. Sponsored ADR                                     39,155  1,169,168
    Shoprite Holdings, Ltd.                                       33,844    449,236
    Sibanye Gold, Ltd.                                           137,419    310,696
    Sibanye Gold, Ltd. Sponsored ADR                               7,300     66,138
    SPAR Group, Ltd. (The)                                        20,885    294,591
    Spur Corp., Ltd.                                              11,114     28,098
    Standard Bank Group, Ltd.                                    104,586  1,118,410
    Steinhoff International Holdings NV                          172,154    830,105
    Sun International, Ltd.                                       26,416    172,217
*   Super Group, Ltd.                                            130,528    354,558
    Telkom SA SOC, Ltd.                                          104,539    572,903
    Tiger Brands, Ltd.                                            24,192    730,192
    Tongaat Hulett, Ltd.                                          33,882    337,065
    Transaction Capital, Ltd.                                     30,279     33,802
    Trencor, Ltd.                                                 22,422     62,384
    Truworths International, Ltd.                                136,724    821,019
    Tsogo Sun Holdings, Ltd.                                     146,915    288,301
    Vodacom Group, Ltd.                                           14,328    160,569
    Wilson Bayly Holmes-Ovcon, Ltd.                               14,941    162,327

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------ -----------
SOUTH AFRICA -- (Continued)
    Woolworths Holdings, Ltd.                                    99,674 $   547,613
                                                                        -----------
TOTAL SOUTH AFRICA                                                       37,120,932
                                                                        -----------
SOUTH KOREA -- (3.8%)
    Able C&C Co., Ltd.                                            1,931      30,998
    Ace Technologies Corp.                                        5,022      13,869
    Advanced Nano Products Co., Ltd.                              1,764      22,114
    Aekyung Petrochemical Co., Ltd.                               3,630      34,732
    AfreecaTV Co., Ltd.                                           1,213      23,288
*   Agabang&Company                                               6,392      42,979
#   Ahnlab, Inc.                                                    779      41,867
*   AJ Rent A Car Co., Ltd.                                       3,223      24,642
    AK Holdings, Inc.                                             1,453      63,217
#   ALUKO Co., Ltd.                                              14,094      64,690
    Amorepacific Corp.                                              869     237,184
    AMOREPACIFIC Group                                            1,918     223,797
*   Amotech Co., Ltd.                                             4,455      90,309
    Anapass, Inc.                                                 2,793      32,744
    Asia Cement Co., Ltd.                                           423      26,698
    ASIA Holdings Co., Ltd.                                         233      19,608
*   Asia Paper Manufacturing Co., Ltd.                            1,806      31,118
*   Asiana Airlines, Inc.                                        44,473     160,093
    Atinum Investment Co., Ltd.                                  13,774      24,916
    Autech Corp.                                                  4,361      35,184
    Baiksan Co., Ltd.                                             5,715      43,268
*   Barunson Entertainment & Arts Corp.                          11,764      27,453
    BGF retail Co., Ltd.                                          1,364     107,924
*   BH Co., Ltd.                                                  3,888      60,597
    Binggrae Co., Ltd.                                            1,582      88,065
    Bluecom Co., Ltd.                                             1,728      16,028
    BNK Financial Group, Inc.                                    73,614     540,282
    Boryung Pharmaceutical Co., Ltd.                              1,157      51,741
*   Bubang Co., Ltd.                                              8,619      32,199
    Bukwang Pharmaceutical Co., Ltd.                              1,190      23,178
    Byucksan Corp.                                               13,144      43,395
#*  CammSys Corp.                                                12,294      29,908
#*  Capro Corp.                                                  10,770      76,507
    Cell Biotech Co., Ltd.                                        1,192      36,162
*   Celltrion, Inc.                                               1,969     170,155
*   Chabiotech Co., Ltd.                                          7,185      72,626
    Changhae Ethanol Co., Ltd.                                    1,072      15,626
    Cheil Worldwide, Inc.                                         6,646     106,055
*   China Great Star International, Ltd.                         20,389      23,535
    Chong Kun Dang Pharmaceutical Corp.                             481      40,700
    Chongkundang Holdings Corp.                                     895      45,557
    Chungdahm Learning, Inc.                                      1,652      24,375
    CJ CGV Co., Ltd.                                              2,550     174,356
    CJ CheilJedang Corp.                                          1,129     344,824
    CJ Corp.                                                      1,343     210,877
    CJ E&M Corp.                                                  4,234     318,653
    CJ Freshway Corp.                                             1,329      40,849
    CJ Hellovision Co., Ltd.                                      6,042      47,763
*   CJ Korea Express Corp.                                          466      65,448

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
SOUTH KOREA -- (Continued)
    CJ O Shopping Co., Ltd.                                         985 $136,215
    CKD Bio Corp.                                                 1,562   28,625
#   Com2uSCorp                                                    1,979  145,689
    Cosmax BTI, Inc.                                                905   25,329
    Cosmax, Inc.                                                  1,285  144,918
*   COSON Co., Ltd.                                               1,028   10,271
    Coway Co., Ltd.                                               2,247  168,970
    Crown Confectionery Co., Ltd.                                 2,110   60,658
*   CrucialTec Co., Ltd.                                          3,337   25,184
    CS Wind Corp.                                                 1,962   27,664
    Cuckoo Electronics Co., Ltd.                                    291   32,246
    D.I Corp.                                                     4,888   18,656
    Dae Han Flour Mills Co., Ltd.                                   232   37,666
*   Dae Won Chemical Co., Ltd.                                    8,405   18,077
    Dae Won Kang Up Co., Ltd.                                     4,091   15,203
*   Dae-Il Corp.                                                  2,892   21,375
*   Daea TI Co., Ltd.                                            20,058   33,084
    Daeduck Electronics Co.                                       8,884   63,389
    Daeduck GDS Co., Ltd.                                         6,440   74,244
    Daehan Steel Co., Ltd.                                        6,129   48,943
    Daekyo Co., Ltd.                                              4,518   31,412
    Daelim Industrial Co., Ltd.                                   5,919  428,691
    Daeryuk Can Co., Ltd.                                         7,106   41,567
    Daesang Corp.                                                 5,878  127,512
    Daesang Holdings Co., Ltd.                                    3,999   34,549
    Daewon Pharmaceutical Co., Ltd.                               2,992   52,244
*   Daewoo Engineering & Construction Co., Ltd.                  22,977  102,626
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd.           31,947   92,369
    Daewoong Co., Ltd.                                              731   25,899
    Daewoong Pharmaceutical Co., Ltd.                               413   24,329
    Daihan Pharmaceutical Co., Ltd.                               1,718   41,517
    Daishin Securities Co., Ltd.                                 13,218  128,126
#*  Danal Co., Ltd.                                               9,769   45,247
    Daou Data Corp.                                               5,374   54,842
    Daou Technology, Inc.                                         8,159  124,705
    Dayou Automotive Seat Technology Co., Ltd.                   24,500   32,555
    DGB Financial Group, Inc.                                    48,482  411,759
    Digital Power Communications Co., Ltd.                       10,160   30,727
*   DIO Corp.                                                     1,644   44,703
    DMS Co., Ltd.                                                 3,334   32,627
*   DNF Co., Ltd.                                                 3,515   47,692
#   Dong A Eltek Co., Ltd.                                        2,518   51,828
    Dong Ah Tire & Rubber Co., Ltd.                               2,722   59,551
    Dong-A Socio Holdings Co., Ltd.                                 581   62,752
    Dong-A ST Co., Ltd.                                             484   36,866
*   Dongbu HiTek Co., Ltd.                                        8,367  126,574
    Dongbu Insurance Co., Ltd.                                    9,294  473,542
*   Dongbu Securities Co., Ltd.                                   9,514   29,259
    Dongil Industries Co., Ltd.                                     212   14,583
#   Dongjin Semichem Co., Ltd.                                   16,117  138,527
*   Dongkook Industrial Co., Ltd.                                10,487   28,850
    DongKook Pharmaceutical Co., Ltd.                               621   29,962
    Dongkuk Industries Co., Ltd.                                 14,504   52,307

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
SOUTH KOREA -- (Continued)
*   Dongkuk Steel Mill Co., Ltd.                                 17,327 $182,183
    Dongkuk Structures & Construction Co., Ltd.                   4,495   20,606
    Dongsuh Cos., Inc.                                            1,462   32,204
    Dongsung Chemical Co., Ltd.                                     737   11,351
    DONGSUNG Corp.                                                8,491   44,781
    Dongwha Enterprise Co., Ltd.                                    717   20,190
    Dongwha Pharm Co., Ltd.                                       3,099   21,943
    Dongwon Development Co., Ltd.                                14,753   51,611
    Dongwon F&B Co., Ltd.                                           381   67,073
    Dongwon Industries Co., Ltd.                                    177   52,043
    Dongwon Systems Corp.                                           542   30,983
    Doosan Corp.                                                  2,814  254,505
*   Doosan Engine Co., Ltd.                                      14,369   40,106
    Doosan Heavy Industries & Construction Co., Ltd.             11,658  276,187
*   Doosan Infracore Co., Ltd.                                   38,965  289,408
    DRB Holding Co., Ltd.                                         2,465   23,742
    DuzonBIzon Co., Ltd.                                          3,446   68,281
    DY Corp.                                                      6,599   41,631
    e Tec E&C, Ltd.                                                 360   39,930
    e-LITECOM Co., Ltd.                                           2,144   17,110
    E-MART, Inc.                                                  2,381  416,822
    E1 Corp.                                                        695   34,775
    Eagon Industrial, Ltd.                                        1,531   14,278
    Easy Bio, Inc.                                               19,573   99,442
#*  EcoBio Holdings Co., Ltd.                                     2,093   19,775
*   Ecopro Co., Ltd.                                              3,348   30,912
*   EM-Tech Co., Ltd.                                             2,273   20,698
#*  Emerson Pacific, Inc.                                         1,462   37,180
#   ENF Technology Co., Ltd.                                      2,411   43,745
    Eo Technics Co., Ltd.                                           867   63,433
    Eugene Corp.                                                 13,972   56,717
*   Eugene Investment & Securities Co., Ltd.                     23,816   55,572
    Eugene Technology Co., Ltd.                                   3,563   50,324
    Eusu Holdings Co., Ltd.                                       7,790   44,525
    F&F Co., Ltd.                                                 1,595   25,218
    Farmsco                                                       3,987   41,027
    Fila Korea, Ltd.                                              1,191   70,245
    Fine Technix Co., Ltd.                                        5,200   13,508
#*  Foosung Co., Ltd.                                            10,131   63,826
#*  G-SMATT GLOBAL Co., Ltd.                                      1,959   21,300
#*  Gamevil, Inc.                                                   845   32,326
#*  GNCO Co., Ltd.                                               12,219   54,250
    Golfzon Co., Ltd.                                               186   10,052
    GOLFZONYUWONHOLDINGS Co., Ltd.                                4,008   23,896
    Grand Korea Leisure Co., Ltd.                                 2,777   45,193
    Green Cross Corp.                                               505   60,041
#   Green Cross Holdings Corp.                                    6,029  111,039
#*  GS Engineering & Construction Corp.                          10,989  261,906
*   GS Global Corp.                                              25,862   77,275
    GS Holdings Corp.                                            15,127  666,083
    GS Home Shopping, Inc.                                          818  127,531
    GS Retail Co., Ltd.                                           1,817   81,513
    Halla Holdings Corp.                                          3,103  161,971

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
SOUTH KOREA -- (Continued)
    Han Kuk Carbon Co., Ltd.                                      6,762 $ 37,429
    Hana Financial Group, Inc.                                   23,890  708,357
    Hana Micron, Inc.                                             5,902   30,788
    Hana Tour Service, Inc.                                       1,516   93,845
    Hancom, Inc.                                                  2,449   33,725
    Handok, Inc.                                                    729   14,040
    Handsome Co., Ltd.                                            3,588   96,068
    Hanil Cement Co., Ltd.                                        1,011   65,034
*   Hanjin Heavy Industries & Construction Co., Ltd.             31,347   80,969
    Hanjin Kal Corp.                                             14,045  184,609
#   Hanjin Transportation Co., Ltd.                               2,298   56,319
    Hankook Shell Oil Co., Ltd.                                     160   58,795
    Hankook Tire Co., Ltd.                                       14,035  684,896
#   Hanmi Pharm Co., Ltd.                                           651  161,684
    Hanmi Science Co., Ltd.                                         649   32,321
    Hanmi Semiconductor Co., Ltd.                                 3,110   42,374
    Hanon Systems                                                21,775  170,512
#   Hansae Co., Ltd.                                              2,207   42,582
    Hansae Yes24 Holdings Co., Ltd.                               4,916   40,865
*   Hanshin Construction                                          1,101   13,781
#   Hansol Chemical Co., Ltd.                                     1,876  122,355
*   Hansol Holdings Co., Ltd.                                    12,039   63,875
*   Hansol HomeDeco Co., Ltd.                                    15,521   21,507
    Hansol Paper Co., Ltd.                                        2,869   50,516
*   Hansol SeenTec Co., Ltd.                                     12,363   18,175
*   Hansol Technics Co., Ltd.                                     5,696   76,956
    Hanssem Co., Ltd.                                               891  160,047
    Hanwha Chemical Corp.                                        19,678  442,039
    Hanwha Corp.                                                 15,629  474,279
    Hanwha Galleria Timeworld Co., Ltd.                             174    5,065
    Hanwha General Insurance Co., Ltd.                           12,628   75,295
#*  Hanwha Investment & Securities Co., Ltd.                     57,309  116,546
    Hanwha Life Insurance Co., Ltd.                              42,274  234,492
    Hanwha Techwin Co., Ltd.                                      5,138  184,586
    Hanyang Eng Co., Ltd.                                         2,985   27,042
    Harim Co., Ltd.                                               8,161   34,260
    Harim Holdings Co., Ltd.                                     15,010   51,484
*   HB Technology Co., Ltd.                                      12,773   55,108
#   Heung-A Shipping Co., Ltd.                                   50,220   71,872
    Hite Jinro Co., Ltd.                                          5,965  106,756
    Hitejinro Holdings Co., Ltd.                                  1,367   12,915
    HMC Investment Securities Co., Ltd.                           5,341   45,964
*   Homecast Co., Ltd.                                              895   13,047
    Hotel Shilla Co., Ltd.                                        2,379   88,855
    HS Industries Co., Ltd.                                       8,745   81,046
    HS R&A Co., Ltd.                                              1,273   36,051
    Huchems Fine Chemical Corp.                                   3,204   57,366
    Humax Co., Ltd.                                               6,166   65,015
    Huons Global Co., Ltd.                                        1,891   43,938
    Huvis Corp.                                                   2,758   19,150
    Hwa Shin Co., Ltd.                                            6,628   38,966
    HwaSung Industrial Co., Ltd.                                  2,437   27,065
    Hy-Lok Corp.                                                  3,442   58,553

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
SOUTH KOREA -- (Continued)
    Hyosung Corp.                                                 3,253 $  379,223
*   Hyundai BNG Steel Co., Ltd.                                   2,999     34,196
    Hyundai C&F, Inc.                                             1,010     12,838
*   Hyundai Cement Co.                                              369      9,082
    Hyundai Corp.                                                 1,468     27,526
    Hyundai Department Store Co., Ltd.                            3,694    305,591
    Hyundai Development Co-Engineering & Construction             9,847    370,514
#*  Hyundai Elevator Co., Ltd.                                    2,540    128,622
    Hyundai Engineering & Construction Co., Ltd.                 18,450    660,436
    Hyundai Engineering Plastics Co., Ltd.                        7,950     57,204
    Hyundai Glovis Co., Ltd.                                      1,128    151,048
    Hyundai Greenfood Co., Ltd.                                   9,664    137,325
*   Hyundai Heavy Industries Co., Ltd.                            3,518    401,197
    Hyundai Home Shopping Network Corp.                             893     83,474
    Hyundai Hy Communications & Networks Co., Ltd.               16,126     54,317
    Hyundai Livart Furniture Co., Ltd.                            2,378     48,025
    Hyundai Marine & Fire Insurance Co., Ltd.                    18,728    485,379
#*  Hyundai Merchant Marine Co., Ltd.                               978      6,420
#*  Hyundai Mipo Dockyard Co., Ltd.                               3,668    181,577
    Hyundai Mobis Co., Ltd.                                       3,150    655,314
    Hyundai Motor Co.                                            10,397  1,251,676
*   Hyundai Rotem Co., Ltd.                                       2,643     43,075
    Hyundai Steel Co.                                            10,085    505,768
    Hyundai Wia Corp.                                             3,960    220,408
    i-SENS, Inc.                                                    555     13,442
*   iA, Inc.                                                      7,329     25,096
#*  IHQ, Inc.                                                    21,846     34,968
    IL Dong Pharmaceutical Co., Ltd.                              1,299     20,071
    IlDong Holdings Co., Ltd.                                       478      8,735
*   Iljin Display Co., Ltd.                                       5,199     29,646
#   Iljin Holdings Co., Ltd.                                      5,037     23,992
    Ilshin Spinning Co., Ltd.                                       467     47,923
    iMarketKorea, Inc.                                            6,839     61,433
    InBody Co., Ltd.                                              2,830     55,027
    Industrial Bank of Korea                                     29,963    327,296
*   INITECH Co., Ltd.                                             3,505     20,884
    Innocean Worldwide, Inc.                                        420     20,928
*   Innox Corp.                                                   1,881     47,399
*   Insun ENT Co., Ltd.                                           7,613     42,543
*   Interflex Co., Ltd.                                           1,898     41,266
    Interojo Co., Ltd.                                            1,003     33,274
    Interpark Holdings Corp.                                     15,035     61,196
    INTOPS Co., Ltd.                                              2,626     22,353
    IS Dongseo Co., Ltd.                                          2,995    107,794
    ISC Co., Ltd.                                                   731     10,185
    ISU Chemical Co., Ltd.                                        2,823     38,411
    IsuPetasys Co., Ltd.                                         13,287     57,702
    Jahwa Electronics Co., Ltd.                                   2,194     36,334
    JB Financial Group Co., Ltd.                                 29,590    142,662
*   Jcontentree Corp.                                             9,351     34,439
*   Jusung Engineering Co., Ltd.                                  5,430     53,220
    JW Holdings Corp.                                             8,096     53,324
#   JW Pharmaceutical Corp.                                       1,216     45,734

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
SOUTH KOREA -- (Continued)
    Kakao Corp.                                                     978 $ 65,478
    Kangnam Jevisco Co., Ltd.                                       961   29,959
    Kangwon Land, Inc.                                            3,355   94,553
    KAON Media Co., Ltd.                                          3,801   33,816
    KB Capital Co., Ltd.                                          4,115   86,106
    KB Financial Group, Inc.                                     22,800  922,599
    KB Insurance Co., Ltd.                                       12,688  268,885
    KC Green Holdings Co., Ltd.                                   5,906   38,523
    KC Tech Co., Ltd.                                             3,312   40,871
    KCC Corp.                                                     1,165  348,292
*   KEC Corp.                                                    18,489   15,466
    KEPCO Engineering & Construction Co., Inc.                    1,886   38,355
    KEPCO Plant Service & Engineering Co., Ltd.                   2,168  102,033
*   KEYEAST Co., Ltd.                                            17,672   35,184
    KG Chemical Corp.                                             3,561   43,101
    KG Eco Technology Service Co., Ltd.                           5,815   17,231
    Kginicis Co., Ltd.                                            4,395   42,928
    KGMobilians Co., Ltd.                                         1,497   10,176
    KH Vatec Co., Ltd.                                            5,594   62,867
    Kia Motors Corp.                                             18,098  567,240
    KISCO Corp.                                                   1,233   37,962
    KISCO Holdings Co., Ltd.                                        391   20,189
    KISWIRE, Ltd.                                                 2,341   81,104
    KIWOOM Securities Co., Ltd.                                   2,888  180,722
*   KleanNara Co., Ltd.                                           5,677   28,544
*   KMH Co., Ltd.                                                 4,264   28,873
    Kodaco Co., Ltd.                                             11,316   29,537
    Koentec Co., Ltd.                                            16,972   40,832
    Koh Young Technology, Inc.                                    1,310   49,238
#   Kolao Holdings                                                7,228   45,562
    Kolon Corp.                                                   1,953   93,521
    Kolon Global Corp.                                            2,247   25,459
    Kolon Industries, Inc.                                        3,972  253,855
*   Komipharm International Co., Ltd.                             1,137   30,217
    KONA I Co., Ltd.                                              5,300   46,597
    Kook Soon Dang Brewery Co., Ltd.                              6,281   38,105
    Korea Aerospace Industries, Ltd.                              3,459  184,652
    Korea Alcohol Industrial Co., Ltd.                            5,942   40,784
    Korea Circuit Co., Ltd.                                       3,032   35,592
    Korea District Heating Corp.                                    424   24,272
    Korea Electric Power Corp.                                    3,633  133,051
*   Korea Electric Power Corp. Sponsored ADR                      4,000   73,360
    Korea Electric Terminal Co., Ltd.                             1,371   84,984
    Korea Gas Corp.                                               2,619  104,591
*   Korea Information & Communications Co, Ltd.                   2,407   22,257
    Korea Investment Holdings Co., Ltd.                           8,732  350,214
    Korea Kolmar Co., Ltd.                                        1,232   73,382
    Korea Kolmar Holdings Co., Ltd.                                 685   15,619
*   Korea Line Corp.                                              5,318   83,538
    Korea Petrochemical Ind Co., Ltd.                               934  216,730
    Korea United Pharm, Inc.                                        980   14,616
    Korea Zinc Co., Ltd.                                            211   89,233
*   Korean Air Lines Co., Ltd.                                   10,897  247,683

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
SOUTH KOREA -- (Continued)
    Korean Reinsurance Co.                                       24,805 $  231,795
    Kortek Corp.                                                  3,151     38,535
    KPX Chemical Co., Ltd.                                          347     18,807
    KSS LINE, Ltd.                                                2,238     16,854
    KT Corp.                                                      2,588     65,497
*   KT Corp. Sponsored ADR                                        2,500     37,175
*   KT Hitel Co., Ltd.                                            4,017     24,465
    KT Skylife Co., Ltd.                                          6,863     95,012
    KT&G Corp.                                                    5,387    466,644
*   KTB Investment & Securities Co., Ltd.                        10,900     29,771
    Ktis Corp.                                                    7,637     23,031
    Kukdo Chemical Co., Ltd.                                        877     39,428
*   Kumho Industrial Co., Ltd.                                    5,409     43,826
    Kumho Petrochemical Co., Ltd.                                 4,146    293,856
#*  Kumho Tire Co., Inc.                                         30,878    217,221
    Kumkang Kind Co., Ltd.                                          826     26,858
    Kwang Dong Pharmaceutical Co., Ltd.                          11,146     79,488
    Kwangju Bank                                                  8,167     74,351
    Kyobo Securities Co., Ltd.                                    7,517     52,848
    Kyung Dong Navien Co., Ltd.                                     626     25,896
    Kyung-In Synthetic Corp.                                      9,948     42,098
    Kyungbang, Ltd.                                               2,540     31,371
    KyungDong City Gas Co., Ltd.                                    420     27,533
    Kyungdong Pharm Co., Ltd.                                       814     12,308
*   LB Semicon, Inc.                                             13,039     40,398
    LEADCORP, Inc. (The)                                          7,093     40,508
*   Leaders Cosmetics Co., Ltd.                                   4,291     68,066
    LEENO Industrial, Inc.                                          751     25,415
    LF Corp.                                                      5,267     97,094
    LG Chem, Ltd.                                                 2,546    574,113
    LG Corp.                                                      6,626    338,070
    LG Display Co., Ltd.                                         51,445  1,357,206
*   LG Display Co., Ltd. ADR                                      7,000     94,360
#   LG Electronics, Inc.                                         22,435  1,072,168
    LG Hausys, Ltd.                                               1,894    159,038
    LG Household & Health Care, Ltd.                                345    260,881
    LG Innotek Co., Ltd.                                          3,337    284,924
    LG International Corp.                                        6,111    170,047
    LG Uplus Corp.                                               51,396    504,833
    LIG Nex1 Co., Ltd.                                              604     37,569
*   LIS Co., Ltd.                                                 2,912     23,692
    Lock&Lock Co., Ltd.                                           3,536     41,712
*   Loen Entertainment, Inc.                                        614     41,063
#*  LOT Vacuum Co., Ltd.                                          3,713     45,120
    Lotte Chemical Corp.                                          2,109    683,439
    Lotte Chilsung Beverage Co., Ltd.                               142    177,245
    Lotte Confectionery Co., Ltd.                                   916    161,001
    LOTTE Fine Chemical Co., Ltd.                                 6,059    160,024
    Lotte Food Co., Ltd.                                            184     99,627
    LOTTE Himart Co., Ltd.                                        2,596     93,760
*   Lotte Non-Life Insurance Co., Ltd.                           16,201     33,734
    Lotte Shopping Co., Ltd.                                        911    177,267
    LS Corp.                                                      4,863    262,874

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
SOUTH KOREA -- (Continued)
    LS Industrial Systems Co., Ltd.                               4,120 $149,860
*   Lumens Co., Ltd.                                             10,136   33,792
    Macquarie Korea Infrastructure Fund                          32,500  225,250
*   Macrogen, Inc.                                                1,290   33,488
    Maeil Dairy Industry Co., Ltd.                                1,505   53,996
    Mando Corp.                                                   1,381  297,175
    Mcnex Co., Ltd.                                               1,308   24,251
    MDS Technology Co., Ltd.                                      1,135   18,994
    Medy-Tox, Inc.                                                  547  195,102
    MegaStudy Co., Ltd.                                             429   12,765
    MegaStudyEdu Co., Ltd.                                          249   10,338
    Meritz Financial Group, Inc.                                 11,346  107,036
    Meritz Fire & Marine Insurance Co., Ltd.                     16,188  209,719
    Meritz Securities Co., Ltd.                                  76,653  238,375
*   MiCo, Ltd.                                                    7,444   20,495
    Mirae Asset Daewoo Co., Ltd.                                 64,525  489,560
    Mirae Asset Life Insurance Co., Ltd.                          8,556   43,585
    Miwon Specialty Chemical Co., Ltd.                               44   18,695
    MK Electron Co., Ltd.                                         7,432   66,106
*   MNTech Co., Ltd.                                              7,262   40,371
    Modetour Network, Inc.                                        1,231   34,507
    Muhak Co., Ltd.                                               4,292   84,591
    Namhae Chemical Corp.                                         6,019   44,845
*   Namsun Aluminum Co., Ltd.                                    19,860   21,727
    Namyang Dairy Products Co., Ltd.                                115   72,445
*   Nanos Co., Ltd.                                               2,198    1,302
    NAVER Corp.                                                     509  332,486
    NCSoft Corp.                                                    938  245,580
    NeoPharm Co., Ltd.                                            1,128   23,076
*   Neowiz Games Corp.                                            4,691   43,193
    NEOWIZ HOLDINGS Corp.                                         2,036   28,220
    NEPES Corp.                                                  10,260   89,867
    Nexen Corp.                                                   8,306   57,419
    Nexen Tire Corp.                                             10,835  122,765
*   Nexon GT Co., Ltd.                                            2,833   21,913
    NH Investment & Securities Co., Ltd.                         26,748  263,293
*   NHN Entertainment Corp.                                       4,415  201,354
    NHN KCP Corp.                                                 1,422   15,304
    NICE Holdings Co., Ltd.                                       7,246  105,471
    Nice Information & Telecommunication, Inc.                    1,600   38,339
    NICE Information Service Co., Ltd.                            6,781   38,686
    NICE Total Cash Management Co., Ltd.                          8,267   43,822
    Nong Shim Holdings Co., Ltd.                                    716   67,130
*   Nong Woo Bio Co., Ltd.                                        1,161   15,401
    NongShim Co., Ltd.                                              507  138,861
    NOROO Paint & Coatings Co., Ltd.                              2,394   16,567
    NS Shopping Co., Ltd.                                           560   72,465
#*  OCI Co., Ltd.                                                 4,083  301,987
#*  Omnisystem Co., Ltd.                                         13,737   29,293
*   OPTRON-TEC, Inc.                                              5,659   32,726
    Orion Corp.                                                     393  219,582
*   Osstem Implant Co., Ltd.                                      2,849  140,964
    Ottogi Corp.                                                     90   50,454

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------ -----------
SOUTH KOREA -- (Continued)
*   Pan Ocean Co., Ltd.                                          31,053 $   102,804
#*  PaperCorea, Inc.                                             65,315      32,350
    Paradise Co., Ltd.                                           10,740     123,747
    Partron Co., Ltd.                                            11,330     108,092
*   Paru Co., Ltd.                                               14,061      45,415
    Poongsan Corp.                                                6,855     256,857
    Poongsan Holdings Corp.                                       1,313      54,521
    POSCO                                                         3,587     838,372
    POSCO Sponsored ADR                                          11,313     654,796
    POSCO Chemtech Co., Ltd.                                      5,859      61,097
    Posco Daewoo Corp.                                           12,076     264,978
    Posco ICT Co., Ltd.                                          13,262      65,202
*   Power Logics Co., Ltd.                                       10,823      41,216
    PSK, Inc.                                                     5,179      62,793
    Pulmuone Co., Ltd.                                              213      26,007
    Pyeong Hwa Automotive Co., Ltd.                               4,745      55,091
*   S&S Tech Corp.                                                3,957      24,406
    S&T Dynamics Co., Ltd.                                        5,618      43,452
    S&T Holdings Co., Ltd.                                        1,818      26,365
    S&T Motiv Co., Ltd.                                           2,649     103,785
    S-1 Corp.                                                     2,132     154,700
*   S-Connect Co., Ltd.                                          22,401      62,251
    S-Oil Corp.                                                   4,153     290,058
*   Sajo Industries Co., Ltd.                                       772      43,605
    Sam Chun Dang Pharm Co., Ltd.                                 5,368      56,114
    Sam Young Electronics Co., Ltd.                               2,512      25,390
    Sam Yung Trading Co., Ltd.                                    1,601      24,685
    Samchully Co., Ltd.                                             644      53,737
    Samchuly Bicycle Co., Ltd.                                    2,639      28,774
*   Samho International Co., Ltd.                                   805      10,200
    SAMHWA Paints Industrial Co., Ltd.                            1,278       9,350
    Samick Musical Instruments Co., Ltd.                          9,330      19,134
    Samick THK Co., Ltd.                                          3,397      29,955
*   Samji Electronics Co., Ltd.                                   2,456      17,441
    Samjin Pharmaceutical Co., Ltd.                               4,150     114,531
    Samkee Automotive Co., Ltd.                                   5,315      13,886
    Samkwang Glass                                                  293      17,113
    Sammok S-Form Co., Ltd.                                       3,916      47,492
    Samsung C&T Corp.                                             1,433     155,484
    Samsung Card Co., Ltd.                                        6,679     225,751
    Samsung Electro-Mechanics Co., Ltd.                          11,404     556,941
    Samsung Electronics Co., Ltd.                                 7,245  12,322,114
#*  Samsung Engineering Co., Ltd.                                30,258     327,642
    Samsung Fire & Marine Insurance Co., Ltd.                     2,875     666,092
*   Samsung Heavy Industries Co., Ltd.                           50,202     449,633
    Samsung Life Insurance Co., Ltd.                              4,120     393,663
#   Samsung SDI Co., Ltd.                                         4,329     430,202
    Samsung SDS Co., Ltd.                                         1,090     118,164
    Samsung Securities Co., Ltd.                                 11,383     317,828
*   SAMT Co., Ltd.                                               33,156      55,270
    Samwha Capacitor Co., Ltd.                                    3,391      29,085
    Samyang Corp.                                                   831      68,564
    Samyang Holdings Corp.                                          931      82,174

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
SOUTH KOREA -- (Continued)
    Samyang Tongsang Co., Ltd.                                      454 $   19,925
    SBS Media Holdings Co., Ltd.                                 14,920     33,969
#*  SBW                                                          36,660     57,373
    Seah Besteel Corp.                                            4,951    106,086
    SeAH Steel Corp.                                              1,414    131,692
    Sebang Co., Ltd.                                              3,396     43,113
    Sebang Global Battery Co., Ltd.                               2,869     85,527
*   Seegene, Inc.                                                 1,200     35,011
    Sejong Industrial Co., Ltd.                                   2,136     18,346
    Sekonix Co., Ltd.                                             3,832     52,839
    Seobu T&D                                                     3,876     53,859
    Seohan Co., Ltd.                                             25,689     47,366
*   Seohee Construction Co., Ltd.                                59,134     67,087
    Seoul Auction Co., Ltd.                                       2,406     20,949
    Seoul Semiconductor Co., Ltd.                                14,590    190,909
    SEOWONINTECH Co., Ltd.                                        3,132     30,047
    Seoyon Co., Ltd.                                              2,897     27,510
*   Sewon Cellontech Co., Ltd.                                    8,438     19,755
    SFA Engineering Corp.                                         1,965    119,102
*   SFA Semicon Co, Ltd.                                         21,092     47,725
#*  SG Corp.                                                     32,481     33,638
    SH Energy & Chemical Co., Ltd.                               26,194     35,001
#*  Shin Poong Pharmaceutical Co., Ltd.                          12,827     60,672
    Shinhan Financial Group Co., Ltd.                            12,285    485,531
*   Shinhan Financial Group Co., Ltd. ADR                         3,200    126,528
    Shinsegae Engineering & Construction Co., Ltd.                  863     29,644
    Shinsegae Food Co., Ltd.                                        316     37,689
    Shinsegae International, Inc.                                   678     35,914
    Shinsegae, Inc.                                               1,721    260,607
*   Shinsung Solar Energy Co., Ltd.                              19,739     34,107
*   Shinsung Tongsang Co., Ltd.                                  23,223     24,747
*   Shinwha Intertek Corp.                                       10,450     37,703
    Shinyoung Securities Co., Ltd.                                  586     26,456
    SHOWBOX Corp.                                                 5,036     23,092
    Silicon Works Co., Ltd.                                       2,175     59,713
*   SIMMTECH HOLDINGS Co., Ltd.                                  18,290     50,704
    Sindoh Co., Ltd.                                              1,902     84,743
    SK Chemicals Co., Ltd.                                        3,542    181,099
    SK Gas, Ltd.                                                  1,647    153,038
    SK Holdings Co., Ltd.                                         3,553    662,010
    SK Hynix, Inc.                                               46,357  2,140,947
    SK Innovation Co., Ltd.                                       4,948    670,305
    SK Materials Co., Ltd.                                          620    106,353
    SK Networks Co., Ltd.                                        27,989    159,420
#*  SK Securities Co., Ltd.                                      99,631     95,724
    SK Telecom Co., Ltd.                                            354     67,882
#   SK Telecom Co., Ltd. ADR                                      1,400     30,100
    SKC Co., Ltd.                                                 5,686    152,101
*   SKC Solmics Co., Ltd.                                        14,915     62,447
    SKCKOLONPI, Inc.                                              4,953     65,682
    SL Corp.                                                      4,432     88,986
#*  SM Entertainment Co.                                          3,458     68,210
    Solid, Inc.                                                   4,615     10,860

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
SOUTH KOREA -- (Continued)
    Songwon Industrial Co., Ltd.                                  6,590 $ 92,785
#*  Sonokong Co., Ltd.                                            6,787   35,010
    Soulbrain Co., Ltd.                                           3,188  147,701
    SPC Samlip Co., Ltd.                                            385   56,750
    Spigen Korea Co., Ltd.                                        1,063   48,679
*   Ssangyong Cement Industrial Co., Ltd.                         7,674   93,839
*   Ssangyong Motor Co.                                           9,941   64,878
    Suheung Co., Ltd.                                             1,335   40,737
    Sunchang Corp.                                                2,455   21,893
    Sung Kwang Bend Co., Ltd.                                     9,320   86,662
#   Sungchang Enterprise Holdings, Ltd.                          23,155   61,688
*   Sungshin Cement Co., Ltd.                                     4,554   26,939
    Sungwoo Hitech Co., Ltd.                                     11,806   75,342
    Sunjin Co., Ltd.                                                817   21,092
#*  Suprema HQ, Inc.                                                570    3,894
*   Suprema, Inc.                                                   529    8,906
    Systems Technology, Inc.                                      3,102   28,344
    Taekwang Industrial Co., Ltd.                                   109   93,308
#*  Taewoong Co., Ltd.                                            4,558   87,345
*   Taeyoung Engineering & Construction Co., Ltd.                11,847   53,450
*   Taihan Electric Wire Co., Ltd.                               11,757   19,471
*   TBH Global Co., Ltd.                                          5,128   40,615
    TechWing, Inc.                                                4,245   49,386
#*  Texcell-NetCom Co., Ltd.                                     12,437   78,612
*   TK Chemical Corp.                                            10,111   16,565
    TK Corp.                                                      4,503   37,406
    Tokai Carbon Korea Co., Ltd.                                  1,083   35,776
    Tong Yang Moolsan Co., Ltd.                                  16,300   50,540
*   Tongyang Cement & Energy Corp.                                6,670   17,782
    Tongyang Life Insurance Co., Ltd.                            13,038  118,783
#   Tongyang, Inc.                                               41,619  101,641
    Toptec Co., Ltd.                                              2,028   42,571
    Tovis Co., Ltd.                                               5,714   40,100
    TS Corp.                                                        743   14,678
    Ubiquoss, Inc.                                                2,757   27,844
    Uju Electronics Co., Ltd.                                     1,387   21,081
    Unid Co., Ltd.                                                2,127   81,570
#   UniTest, Inc.                                                 4,699   43,441
    Value Added Technologies Co., Ltd.                            1,541   44,780
    Viatron Technologies, Inc.                                    1,640   31,838
    Vieworks Co., Ltd.                                              973   57,535
    Visang Education, Inc.                                        2,929   41,901
    Vitzrocell Co., Ltd.                                          2,406   30,764
*   Webzen, Inc.                                                  4,379   55,566
#*  WeMade Entertainment Co., Ltd.                                2,769   55,766
    Whanin Pharmaceutical Co., Ltd.                               4,204   54,290
#   WillBes & Co. (The)                                          19,813   57,918
    WiSoL Co., Ltd.                                               4,623   56,863
*   Wonik Holdings Co., Ltd.                                     10,539   55,150
*   WONIK IPS Co., Ltd.                                           7,136  145,899
#*  Wonik Materials Co., Ltd.                                     1,168   64,559
*   Wonik QnC Corp.                                               1,759   26,073
*   Woongjin Co., Ltd.                                           13,424   28,707

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
SOUTH KOREA -- (Continued)
*   Woongjin Thinkbig Co., Ltd.                                    4,967 $    40,068
    Woori Bank                                                    38,391     433,388
    Y G-1 Co., Ltd.                                                2,624      20,898
*   YD Online Corp.                                                5,106      16,383
    Yeong Hwa Metal Co., Ltd.                                     22,475      36,245
    YES24 Co., Ltd.                                                2,337      11,132
    YESCO Co., Ltd.                                                1,036      32,449
    YG Entertainment, Inc.                                           593      13,407
    Youlchon Chemical Co., Ltd.                                    1,481      17,336
    Young Poong Corp.                                                 88      82,936
    Youngone Corp.                                                 4,653     106,834
    Youngone Holdings Co., Ltd.                                    1,998      98,631
#*  Yuanta Securities Korea Co., Ltd.                             35,299     102,789
    Yuhan Corp.                                                      527      85,389
*   Yungjin Pharmaceutical Co., Ltd.                               4,960      30,831
    Zeus Co., Ltd.                                                 2,774      43,661
                                                                         -----------
TOTAL SOUTH KOREA                                                         77,876,159
                                                                         -----------
SPAIN -- (1.8%)
    Abertis Infraestructuras SA                                   25,284     362,318
    Acciona SA                                                     9,989     774,931
    Acerinox SA                                                   36,092     496,325
    ACS Actividades de Construccion y Servicios SA                28,694     884,361
    Aena SA                                                        2,388     347,280
    Almirall SA                                                   15,815     254,932
    Amadeus IT Group SA                                           20,899     966,805
#*  Amper SA                                                     275,760      77,381
    Applus Services SA                                            24,430     279,236
    Atresmedia Corp. de Medios de Comunicacion SA                 15,726     178,969
    Azkoyen SA                                                     4,802      40,707
    Banco Bilbao Vizcaya Argentaria SA                           419,111   2,850,205
#   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR              26,220     178,558
    Banco de Sabadell SA                                         964,769   1,456,528
#   Banco Popular Espanol SA                                     259,578     268,788
#   Banco Santander SA                                           723,425   4,041,677
#   Banco Santander SA Sponsored ADR                              80,861     449,584
    Bankia SA                                                    548,919     580,294
    Bankinter SA                                                  98,829     795,484
*   Baron de Ley                                                     258      30,489
#   Bolsas y Mercados Espanoles SHMSF SA                          16,537     522,070
    CaixaBank SA                                                 211,892     776,689
    Cellnex Telecom SA                                            12,289     174,992
    Cia de Distribucion Integral Logista Holdings SA               5,572     134,685
    Cie Automotive SA                                             17,382     323,383
    Construcciones y Auxiliar de Ferrocarriles SA                  4,920     199,791
*   Deoleo SA                                                    139,533      40,013
    Distribuidora Internacional de Alimentacion SA                86,011     455,238
#*  Duro Felguera SA                                              14,383      18,504
    Ebro Foods SA                                                 17,019     351,244
*   eDreams ODIGEO SA                                             17,017      57,790
    Elecnor SA                                                       200       2,006
    Enagas SA                                                     32,025     786,510
    Ence Energia y Celulosa SA                                    55,325     147,672

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
SPAIN -- (Continued)
    Endesa SA                                                     25,081 $   517,233
*   Ercros SA                                                     36,300      85,281
    Euskaltel SA                                                   1,138      10,506
    Faes Farma SA                                                 52,855     195,974
    Ferrovial SA                                                  17,046     309,425
*   Fomento de Construcciones y Contratas SA                       9,183      76,510
    Gamesa Corp. Tecnologica SA                                   43,715     919,259
    Gas Natural SDG SA                                            46,205     891,295
    Grifols SA                                                    16,715     358,839
    Grupo Catalana Occidente SA                                   11,139     363,129
*   Iberdrola SA(BYXLF46)                                          5,990      37,722
#   Iberdrola SA(B288C92)                                        438,694   2,770,847
*   Indra Sistemas SA                                             14,535     160,113
    Industria de Diseno Textil SA                                 21,169     700,176
    Inmobiliaria Colonial SA                                      37,029     272,187
*   Liberbank SA                                                 118,650     131,698
    Mapfre SA                                                    287,730     872,412
    Mediaset Espana Comunicacion SA                               40,476     495,407
    Melia Hotels International SA                                 15,073     193,837
    Miquel y Costas & Miquel SA                                    4,281     113,544
*   NH Hotel Group SA                                             43,409     192,094
#   Obrascon Huarte Lain SA                                       41,036     139,380
    Papeles y Cartones de Europa SA                               18,195     109,840
*   Pharma Mar SA                                                 17,562      57,385
*   Promotora de Informaciones SA Class A                         13,001      73,739
    Prosegur Cia de Seguridad SA                                  43,888     276,586
*   Quabit Inmobiliaria SA                                        10,596      27,691
    Red Electrica Corp. SA                                        35,236     630,091
    Repsol SA                                                    147,864   2,191,596
#*  Sacyr SA                                                     120,852     314,729
    Saeta Yield SA                                                 1,110       9,900
#*  Talgo SA                                                      29,066     145,971
#   Tecnicas Reunidas SA                                           5,098     202,423
    Tecnocom Telecomunicaciones y Energia SA                       4,329      20,141
    Telefonica SA                                                179,784   1,739,428
    Telefonica SA Sponsored ADR                                    6,482      62,490
    Tubacex SA                                                    30,596      95,694
*   Tubos Reunidos SA                                             22,892      22,764
    Vidrala SA                                                     4,241     230,166
    Viscofan SA                                                    5,367     272,924
    Zardoya Otis SA                                               27,818     234,809
                                                                         -----------
TOTAL SPAIN                                                               35,830,674
                                                                         -----------
SWEDEN -- (2.0%)
#   AAK AB                                                         4,623     307,005
    Acando AB                                                     21,851      73,414
*   AddLife AB                                                     1,848      30,606
    AddTech AB Class B                                             7,769     134,191
    AF AB Class B                                                 11,894     237,544
#   Alfa Laval AB                                                 14,859     277,806
    Assa Abloy AB Class B                                         40,078     758,375
    Atlas Copco AB Class A                                        19,698     631,749
    Atlas Copco AB Class B                                         8,305     240,857

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
SWEDEN -- (Continued)
#   Atrium Ljungberg AB Class B                                   8,208 $  127,604
    Avanza Bank Holding AB                                        4,088    187,216
    Axfood AB                                                     8,512    139,960
    B&B Tools AB Class B                                          5,455    124,969
    Beijer Alma AB                                                4,112    115,200
*   Betsson AB                                                   19,810    170,526
    Bilia AB Class A                                             12,508    300,522
    BillerudKorsnas AB                                           42,750    712,219
    BioGaia AB Class B                                            3,701    134,021
    Biotage AB                                                   10,635     56,136
    Boliden AB                                                   50,704  1,479,156
*   Bonava AB Class B                                            17,977    276,780
    Bulten AB                                                     5,345     56,810
    Bure Equity AB                                               15,415    173,957
#   Byggmax Group AB                                             17,501    118,696
    Castellum AB                                                 37,558    517,387
    Clas Ohlson AB Class B                                       10,767    169,865
    Cloetta AB Class B                                           57,700    194,605
*   Collector AB                                                  1,202     14,384
    Com Hem Holding AB                                           17,652    185,196
    Concentric AB                                                11,883    159,954
*   Dios Fastigheter AB(BDRJYQ4)                                  6,372     31,688
#   Dios Fastigheter AB(B1323T9)                                  7,967     39,671
*   Doro AB                                                       9,331     55,989
    Duni AB                                                       9,329    133,429
    Dustin Group AB                                               6,454     48,818
    East Capital Explorer AB                                      9,352     71,080
    Electrolux AB Series B                                       14,616    388,655
#   Elekta AB Class B                                            40,972    370,702
#   Eltel AB                                                      3,100     17,532
    Fabege AB                                                    22,811    388,428
    Fagerhult AB                                                    327     10,547
*   Fastighets AB Balder Class B                                  8,635    176,739
    Fenix Outdoor International AG                                  131     10,983
#*  Fingerprint Cards AB Class B                                 33,245    202,343
    Getinge AB Class B                                           22,794    368,238
    Granges AB                                                   10,577    117,416
    Gunnebo AB                                                    3,274     15,593
    Haldex AB                                                    11,172    151,993
    Hemfosa Fastigheter AB                                       24,322    225,020
    Hennes & Mauritz AB Class B                                  16,626    475,703
    Hexagon AB Class B                                            9,138    361,469
    Hexpol AB                                                    49,657    480,936
*   HIQ International AB                                         15,496    112,645
    Holmen AB Class B                                            14,578    533,386
    Hufvudstaden AB Class A                                      17,897    285,163
    Husqvarna AB Class A                                          2,777     23,309
    Husqvarna AB Class B                                         96,883    811,426
#   ICA Gruppen AB                                                7,984    260,907
    Indutrade AB                                                 18,684    379,151
#   Intrum Justitia AB                                           13,804    464,725
    Inwido AB                                                     9,036     97,235
    ITAB Shop Concept AB Class B                                  4,296     41,299

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
SWEDEN -- (Continued)
    JM AB                                                         23,484 $  708,160
    KappAhl AB                                                    23,625    141,339
#*  Karo Pharma AB                                                 9,474     27,649
    Kindred Group P.L.C.                                          26,613    224,578
    Klovern AB Class B                                            85,401     89,933
    KNOW IT AB                                                     2,291     22,622
    Kungsleden AB                                                 28,028    180,594
    Lagercrantz Group AB Class B                                   2,208     20,128
    Lifco AB Class B                                               3,353     95,878
    Lindab International AB                                       23,174    201,436
    Loomis AB Class B                                             20,230    592,085
*   Lundin Petroleum AB                                           16,381    353,509
#*  Medivir AB Class B                                             5,509     55,006
    Mekonomen AB                                                   6,188    132,281
    Millicom International Cellular SA                            12,324    610,312
    Modern Times Group MTG AB Class B                             17,496    539,263
#   MQ Holding AB                                                 11,956     47,527
#   Mycronic AB                                                   16,066    183,216
    NCC AB Class B                                                19,206    472,360
*   NetEnt AB                                                     19,494    156,408
    New Wave Group AB Class B                                     15,130     94,225
    Nibe Industrier AB Class B                                    54,160    446,658
    Nobia AB                                                      50,175    451,139
    Nobina AB                                                      3,612     22,340
    Nolato AB Class B                                             10,350    306,700
    Nordea Bank AB                                               191,734  2,314,665
    Opus Group AB                                                 98,502     87,957
*   Oriflame Holding AG                                            6,532    198,273
    Pandox AB                                                      2,335     37,396
    Peab AB                                                       52,687    431,661
    Pricer AB Class B                                             33,309     40,090
    Probi AB                                                         961     57,256
*   Qliro Group AB                                                26,974     33,666
    Ratos AB Class B                                              54,813    295,570
#   RaySearch Laboratories AB                                      4,704     98,309
    Recipharm AB Class B                                           1,223     17,436
    Rezidor Hotel Group AB                                        25,056    101,347
    Saab AB Class B                                               11,289    461,020
    Sagax AB Class B                                               9,020     82,251
    Sandvik AB                                                    49,703    670,921
#*  SAS AB                                                        20,939     33,911
    Scandi Standard AB                                            14,326     91,753
*   Sectra AB Class B                                                875     15,305
    Securitas AB Class B                                          33,360    531,202
    Semcon AB                                                      2,968     16,360
    Skandinaviska Enskilda Banken AB Class A                      90,218  1,013,402
    Skanska AB Class B                                            17,367    424,625
    SKF AB Class A                                                 1,991     40,000
    SKF AB Class B                                                34,967    703,600
    SkiStar AB                                                     3,567     62,819
#*  SSAB AB Class A(BPRBWK4)                                       2,266      9,322
#*  SSAB AB Class A(B17H0S8)                                      61,083    251,078
*   SSAB AB Class B(BPRBWM6)                                      12,844     43,288

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
SWEDEN -- (Continued)
*   SSAB AB Class B(B17H3F6)                                     158,923 $   535,700
    Svenska Cellulosa AB SCA Class A                               2,277      71,900
    Svenska Cellulosa AB SCA Class B                              34,871   1,049,324
    Svenska Handelsbanken AB Class A                              95,847   1,430,872
    Svenska Handelsbanken AB Class B                               2,115      31,600
    Sweco AB Class B                                              12,260     270,591
    Swedbank AB Class A                                           32,505     821,890
    Swedish Match AB                                              10,762     350,376
    Tele2 AB Class B                                              85,242     751,549
    Telefonaktiebolaget LM Ericsson Class A                        1,268       7,606
    Telefonaktiebolaget LM Ericsson Class B                      115,223     681,928
    Telefonaktiebolaget LM Ericsson Sponsored ADR                  8,088      47,638
    Telia Co AB                                                  274,458   1,113,322
    Thule Group AB (The)                                          16,048     260,347
    Trelleborg AB Class B                                         30,864     640,292
#   Victoria Park AB Class B                                       8,944      23,007
    Vitrolife AB                                                   1,709      79,413
    Volvo AB Class A                                              30,091     384,793
    Volvo AB Class B                                             149,843   1,917,655
    Wallenstam AB Class B                                         25,158     197,447
    Wihlborgs Fastigheter AB                                      12,254     233,912
                                                                         -----------
TOTAL SWEDEN                                                              40,499,919
                                                                         -----------
SWITZERLAND -- (4.3%)
*   ABB, Ltd.                                                    127,841   3,046,558
*   ABB, Ltd. Sponsored ADR                                       11,588     276,026
*   Actelion, Ltd.                                                 4,280   1,117,476
    Adecco Group AG                                               16,842   1,205,126
*   Allreal Holding AG                                             4,261     647,165
*   Alpiq Holding AG                                               1,161      97,421
*   ALSO Holding AG                                                  884      88,040
#   ams AG                                                        14,246     490,768
    APG SGA SA                                                       242     110,134
*   Arbonia AG                                                    10,309     177,683
*   Aryzta AG                                                     18,867     519,694
    Ascom Holding AG                                               9,418     157,894
    Autoneum Holding AG                                            1,216     318,006
    Bachem Holding AG Class B                                        635      70,121
    Baloise Holding AG                                            12,615   1,624,344
    Banque Cantonale Vaudoise                                        838     572,446
*   Barry Callebaut AG                                               521     644,674
    Basler Kantonalbank                                              177      12,169
    Belimo Holding AG                                                118     379,266
    Bell AG                                                          346     145,709
    Bellevue Group AG                                              1,752      30,476
#   Berner Kantonalbank AG                                           635     117,179
    BKW AG                                                         2,956     149,312
    Bobst Group SA                                                 2,605     190,211
*   Bossard Holding AG Class A                                     1,689     281,239
    Bucher Industries AG                                           2,162     586,765
#   Burckhardt Compression Holding AG                                664     195,985
    Burkhalter Holding AG                                            445      62,804
*   Calida Holding AG                                                298      11,185

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
SWITZERLAND -- (Continued)
*   Cembra Money Bank AG                                           6,903 $   521,206
    Chocoladefabriken Lindt & Spruengli AG                             5     324,293
    Cie Financiere Richemont SA                                   24,498   1,907,897
*   Clariant AG                                                   80,922   1,516,579
    Coltene Holding AG                                             1,262      98,513
    Conzzeta AG                                                      247     198,160
    COSMO Pharmaceuticals NV                                         934     158,859
*   Credit Suisse Group AG                                       104,011   1,587,741
*   Credit Suisse Group AG Sponsored ADR                          11,668     177,356
    Daetwyler Holding AG                                           1,652     252,020
    DKSH Holding AG                                                6,187     457,430
*   dormakaba Holding AG                                             470     364,924
*   Dufry AG                                                       9,442   1,347,906
#*  EFG International AG                                          31,616     191,917
*   Emmi AG                                                          550     344,797
    EMS-Chemie Holding AG                                            594     306,624
*   Feintool International Holding AG                                339      42,972
    Flughafen Zuerich AG                                           5,725   1,125,877
*   Forbo Holding AG                                                 320     441,294
    Galenica AG                                                      609     667,703
*   GAM Holding AG                                                44,719     456,308
    Geberit AG                                                     1,928     824,007
    Georg Fischer AG                                               1,072     883,473
    Givaudan SA                                                      361     650,825
*   Gurit Holding AG                                                 121      93,760
    Helvetia Holding AG                                            1,750     990,277
#*  HOCHDORF Holding AG                                              239      73,376
    Huber & Suhner AG                                              2,688     167,452
    Implenia AG                                                    4,235     317,016
*   Inficon Holding AG                                               631     266,600
    Interroll Holding AG                                             192     225,293
    Intershop Holding AG                                             390     197,452
    IWG P.L.C.                                                   173,720     547,276
*   Julius Baer Group, Ltd.                                       25,770   1,211,467
    Jungfraubahn Holding AG                                          519      50,785
*   Kardex AG                                                      2,083     208,925
    Komax Holding AG                                                 876     229,827
*   Kudelski SA                                                   13,192     241,685
    Kuehne + Nagel International AG                                2,180     298,285
*   LafargeHolcim, Ltd.(7110753)                                  22,964   1,236,469
*   LafargeHolcim, Ltd.(BZ3DNX4)                                   6,741     360,151
*   Lastminute.com NV                                              1,768      26,117
    LEM Holding SA                                                    70      65,415
    Liechtensteinische Landesbank AG                               1,168      52,890
    Logitech International SA(B18ZRK2)                             5,234     149,901
    Logitech International SA(H50430232)                          27,599     791,263
*   Lonza Group AG                                                 8,641   1,587,517
    Luzerner Kantonalbank AG                                         943     390,487
    Metall Zug AG Class B                                             59     212,044
*   Meyer Burger Technology AG                                     3,779       3,031
    Mobilezone Holding AG                                          3,579      52,732
*   Mobimo Holding AG                                              1,847     483,633
    Nestle SA                                                    188,507  13,810,873

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
SWITZERLAND -- (Continued)
    Novartis AG                                                   47,933 $3,538,776
#   Novartis AG Sponsored ADR                                     20,738  1,532,953
*   OC Oerlikon Corp. AG                                          46,622    528,908
*   Orior AG                                                       1,326    107,447
    Panalpina Welttransport Holding AG                             2,788    344,732
    Partners Group Holding AG                                      1,312    663,042
    Phoenix Mecano AG                                                117     59,032
    Plazza AG                                                        199     44,819
    PSP Swiss Property AG                                          5,860    527,283
*   Rieter Holding AG                                              1,006    190,961
    Roche Holding AG(7108918)                                        572    137,844
    Roche Holding AG(7110388)                                     11,852  2,808,310
    Romande Energie Holding SA                                        28     35,619
#*  Schaffner Holding AG                                             112     28,999
    Schindler Holding AG                                             681    128,285
*   Schmolz + Bickenbach AG                                      133,580     89,292
    Schweiter Technologies AG                                        315    355,217
*   SFS Group AG                                                   2,483    218,428
    SGS SA                                                           213    451,940
*   Siegfried Holding AG                                             989    215,343
    Sika AG                                                          321  1,686,935
    Sonova Holding AG                                              6,608    874,933
    St Galler Kantonalbank AG                                        691    279,728
    Straumann Holding AG                                           1,341    541,182
    Sulzer AG                                                      3,564    403,367
*   Sunrise Communications Group AG                               11,205    759,550
    Swatch Group AG (The)(7184725)                                 3,016  1,068,886
    Swatch Group AG (The)(7184736)                                 5,072    354,381
*   Swiss Life Holding AG                                          6,607  2,005,802
*   Swiss Prime Site AG                                            9,146    761,891
    Swiss Re AG                                                   17,868  1,669,740
    Swisscom AG                                                    1,619    714,215
*   Swissquote Group Holding SA                                    2,093     51,294
    Syngenta AG                                                    8,330  3,540,362
    Syngenta AG ADR                                                4,074    346,453
    Tamedia AG                                                       125     18,732
    Tecan Group AG                                                 1,745    273,639
*   Temenos Group AG                                               8,201    596,321
    Thurgauer Kantonalbank                                           480     43,286
*   u-blox Holding AG                                              1,588    286,681
*   UBS Group AG(BRJL176)                                        191,586  3,113,527
*   UBS Group AG(H42097107)                                       13,106    211,138
    Valiant Holding AG                                             4,522    480,759
    Valora Holding AG                                                990    331,377
    Vaudoise Assurances Holding SA                                   323    160,590
    Vetropack Holding AG                                              36     67,850
    Vontobel Holding AG                                            7,204    403,367
    VP Bank AG                                                        62      6,785
    VZ Holding AG                                                    610    183,706
    Warteck Invest AG                                                  6     11,193
*   Ypsomed Holding AG                                               490     90,815
*   Zehnder Group AG                                               1,798     60,085
    Zuger Kantonalbank AG                                              9     46,865

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
SWITZERLAND -- (Continued)
*   Zurich Insurance Group AG                                        7,163 $ 2,062,755
                                                                           -----------
TOTAL SWITZERLAND                                                           88,031,976
                                                                           -----------
TAIWAN -- (3.5%)
    A-DATA Technology Co., Ltd.                                     57,000      95,512
    Ability Enterprise Co., Ltd.                                    56,988      30,856
*   AcBel Polytech, Inc.                                           121,000      91,312
#   Accton Technology Corp.                                        139,000     252,180
#*  Acer, Inc.                                                     588,000     271,528
    ACES Electronic Co., Ltd.                                       18,000      14,345
    Achem Technology Corp.                                          26,000       9,564
    Acter Co., Ltd.                                                 13,000      38,815
    Actron Technology Corp.                                         21,000      73,899
    Adlink Technology, Inc.                                         12,659      29,026
    Advanced Ceramic X Corp.                                         5,000      41,294
#   Advanced Semiconductor Engineering, Inc.                       700,000     771,395
    Advanced Semiconductor Engineering, Inc. ADR                     6,800      38,896
#   Advanced Wireless Semiconductor Co.                             47,000      78,928
    Advantech Co., Ltd.                                              7,000      59,381
*   AGV Products Corp.                                             126,875      29,846
#   Airtac International Group                                      17,450     145,261
*   ALI Corp.                                                       69,000      36,368
    All Ring Tech Co., Ltd.                                         25,000      47,767
    Alltop Technology Co., Ltd.                                     23,000      49,600
    Alpha Networks, Inc.                                           134,300      85,415
    Altek Corp.                                                     71,000      55,252
    Amazing Microelectronic Corp.                                   26,000      55,676
    Ambassador Hotel (The)                                          20,000      14,972
    AmTRAN Technology Co., Ltd.                                    188,000     135,199
    Anpec Electronics Corp.                                         44,000      42,928
*   Apacer Technology, Inc.                                         16,750      17,337
*   APCB, Inc.                                                      30,000      26,029
    Apex Biotechnology Corp.                                        32,000      40,795
    Apex International Co., Ltd.                                    46,000      45,162
    Arcadyan Technology Corp.                                       41,000      80,392
    Ardentec Corp.                                                 100,990      75,294
    Asia Cement Corp.                                              449,000     384,905
*   Asia Optical Co., Inc.                                          63,000      80,785
*   Asia Pacific Telecom Co., Ltd.                                 221,000      71,660
    Asia Plastic Recycling Holding, Ltd.                            95,305      52,986
    Asia Polymer Corp.                                              74,460      46,073
    Asia Vital Components Co., Ltd.                                 85,000      67,204
    ASMedia Technology, Inc.                                         5,000      49,501
    ASPEED Technology, Inc.                                          4,000      52,592
    Asustek Computer, Inc.                                          46,000     402,036
    Aten International Co., Ltd.                                    22,000      56,724
    AU Optronics Corp.                                           1,862,000     771,011
    AU Optronics Corp. Sponsored ADR                                12,300      51,537
    AURAS Technology Co., Ltd.                                      28,000      83,700
    Aurora Corp.                                                    13,000      22,618
    Avalue Technology, Inc.                                          9,000      16,905
    AVY Precision Technology, Inc.                                  15,000      22,887
    Axiomtek Co., Ltd.                                              10,000      17,676

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES   VALUE++
                                                                 --------- --------
TAIWAN -- (Continued)
    Bank of Kaohsiung Co., Ltd.                                     64,000 $ 18,920
#   Basso Industry Corp.                                            38,000  114,412
    BenQ Materials Corp.                                            28,000   12,824
    BES Engineering Corp.                                          377,000   75,097
    Bioteque Corp.                                                   8,000   28,784
#   Bizlink Holding, Inc.                                           19,011  100,681
    Boardtek Electronics Corp.                                      37,000   35,596
    Bothhand Enterprise, Inc.                                       16,000   27,211
    Capital Securities Corp.                                       439,000  126,172
    Career Technology MFG. Co., Ltd.                                95,000   53,720
    Casetek Holdings, Ltd.                                          34,000  104,571
    Catcher Technology Co., Ltd.                                    85,000  693,238
    Cathay Financial Holding Co., Ltd.                             456,000  694,433
*   Cathay Real Estate Development Co., Ltd.                       198,000  117,982
*   Center Laboratories, Inc.                                       22,000   42,252
    Chailease Holding Co., Ltd.                                    258,760  462,897
    Chang Hwa Commercial Bank, Ltd.                                421,360  233,982
*   Chang Wah Electromaterials, Inc.                                 9,900   40,818
    Channel Well Technology Co., Ltd.                               48,000   43,278
    Charoen Pokphand Enterprise                                     66,000   98,315
    Chaun-Choung Technology Corp.                                   19,000   93,400
    CHC Healthcare Group                                            22,000   29,652
    Chen Full International Co., Ltd.                               25,000   39,911
    Chenbro Micom Co., Ltd.                                         23,000   38,158
    Cheng Loong Corp.                                              193,000   88,774
    Cheng Shin Rubber Industry Co., Ltd.                           105,000  209,034
#   Cheng Uei Precision Industry Co., Ltd.                         124,000  144,863
    Chicony Electronics Co., Ltd.                                   67,576  159,420
    Chicony Power Technology Co., Ltd.                              28,000   41,827
#   Chilisin Electronics Corp.                                      35,000   85,675
    Chimei Materials Technology Corp.                               97,000   42,511
#   Chin-Poon Industrial Co., Ltd.                                  90,000  178,736
    China Airlines, Ltd.                                           817,000  245,413
    China Bills Finance Corp.                                      280,000  117,563
    China Chemical & Pharmaceutical Co., Ltd.                       71,000   40,999
    China Development Financial Holding Corp.                    1,177,000  300,844
    China General Plastics Corp.                                   139,740  107,844
    China Life Insurance Co., Ltd.                                 617,032  603,875
    China Man-Made Fiber Corp.                                     389,800  111,193
    China Metal Products                                            87,000   87,418
    China Motor Corp.                                              163,000  149,018
#*  China Petrochemical Development Corp.                          604,000  216,899
    China Steel Chemical Corp.                                      27,000  105,618
    China Steel Corp.                                              648,000  524,663
    China Synthetic Rubber Corp.                                   123,110  112,058
    Chipbond Technology Corp.                                      154,000  223,159
    ChipMOS TECHNOLOGIES, Inc.                                      42,000   33,212
    Chlitina Holding, Ltd.                                          16,000   75,103
    Chong Hong Construction Co., Ltd.                               44,100   91,489
    Chroma ATE, Inc.                                                47,000  123,209
    Chun Yuan Steel                                                 87,000   33,209
*   Chung Hung Steel Corp.                                         363,000  124,057
    Chung Hwa Pulp Corp.                                           108,228   34,212

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES   VALUE++
                                                                 --------- --------
TAIWAN -- (Continued)
    Chung-Hsin Electric & Machinery Manufacturing Corp.             97,000 $ 64,636
    Chunghwa Precision Test Tech Co., Ltd.                           2,000   71,327
    Chunghwa Telecom Co., Ltd.                                      35,000  114,159
    Chunghwa Telecom Co., Ltd. Sponsored ADR                         3,400  107,304
    Cleanaway Co., Ltd.                                             21,000  109,486
    Clevo Co.                                                      142,000  125,051
*   CMC Magnetics Corp.                                            570,219   64,732
*   Co-Tech Development Corp.                                       16,000   21,380
    Coland Holdings, Ltd.                                           13,000   20,349
    Compal Electronics, Inc.                                       848,000  511,643
#   Compeq Manufacturing Co., Ltd.                                 270,000  143,718
    Compucase Enterprise                                            33,000   44,901
    Concord Securities Co., Ltd.                                    96,000   19,302
    Continental Holdings Corp.                                      62,000   20,970
*   Coretronic Corp.                                               148,000  161,938
    Coxon Precise Industrial Co., Ltd.                              34,000   33,420
    CSBC Corp. Taiwan                                              119,000   52,673
    CTBC Financial Holding Co., Ltd.                             1,572,563  895,754
    CTCI Corp.                                                     107,000  166,568
    Cub Elecparts, Inc.                                              6,792   53,568
    CviLux Corp.                                                     9,360    8,712
    Cyberlink Corp.                                                 23,000   51,584
    CyberPower Systems, Inc.                                        12,000   38,731
    CyberTAN Technology, Inc.                                      105,000   64,221
    Cypress Technology Co., Ltd.                                     8,000   33,000
*   D-Link Corp.                                                   210,800   70,088
    DA CIN Construction Co., Ltd.                                   32,000   19,781
    Da-Li Development Co., Ltd.                                     30,536   19,296
*   Danen Technology Corp.                                         107,000   24,700
    Darfon Electronics Corp.                                        95,000   60,997
    Darwin Precisions Corp.                                        183,000   74,861
    De Licacy Industrial Co., Ltd.                                  61,787   50,632
    Delta Electronics, Inc.                                         52,365  292,479
    Depo Auto Parts Ind Co., Ltd.                                   35,000   93,289
    DFI, Inc.                                                       15,000   24,074
    Dynapack International Technology Corp.                         34,000   40,025
#   E Ink Holdings, Inc.                                           264,000  208,828
    E-Lead Electronic Co., Ltd.                                     19,000   19,519
    E.Sun Financial Holding Co., Ltd.                              766,893  453,006
*   Eastern Media International Corp.                              171,000   40,489
    Eclat Textile Co., Ltd.                                         16,160  168,799
    Edom Technology Co., Ltd.                                       34,467   18,229
    eGalax_eMPIA Technology, Inc.                                   17,680   27,248
    Elan Microelectronics Corp.                                     67,000   73,518
#   Elite Advanced Laser Corp.                                      32,400  128,940
    Elite Material Co., Ltd.                                        69,000  242,133
    Elite Semiconductor Memory Technology, Inc.                     51,000   54,455
    Elitegroup Computer Systems Co., Ltd.                           82,000   49,258
    eMemory Technology, Inc.                                        11,000  140,156
    Ennoconn Corp.                                                   5,253   75,579
    EnTie Commercial Bank Co., Ltd.                                 51,000   22,073
#*  Epistar Corp.                                                  273,000  205,917
    Eson Precision Ind. Co., Ltd.                                   16,000   20,011

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
TAIWAN -- (Continued)
    Eternal Materials Co., Ltd.                                  164,640 $178,485
*   Etron Technology, Inc.                                       121,000   47,880
    Eurocharm Holdings Co., Ltd.                                  13,000   33,042
    Eva Airways Corp.                                            582,750  281,447
    Everest Textile Co., Ltd.                                     59,000   32,066
    Evergreen International Storage & Transport Corp.            135,000   63,390
*   Evergreen Marine Corp. Taiwan, Ltd.                          332,610  137,568
    Everlight Chemical Industrial Corp.                           90,405   57,994
    Everlight Electronics Co., Ltd.                              107,000  167,391
    Excelsior Medical Co., Ltd.                                   35,000   50,385
    Far Eastern Department Stores, Ltd.                          343,000  177,485
    Far Eastern International Bank                               614,836  180,252
    Far Eastern New Century Corp.                                261,100  217,610
    Far EasTone Telecommunications Co., Ltd.                      84,000  199,580
    Faraday Technology Corp.                                      51,600   53,191
    Farglory Land Development Co., Ltd.                           93,000  110,178
    Federal Corp.                                                120,926   64,555
    Feng Hsin Steel Co., Ltd.                                     99,000  151,398
    Feng TAY Enterprise Co., Ltd.                                 27,484  120,136
    First Financial Holding Co., Ltd.                            700,958  391,167
*   First Insurance Co., Ltd. (The)                               66,000   27,629
*   First Steamship Co., Ltd.                                     38,000    8,998
    FLEXium Interconnect, Inc.                                    77,116  221,532
    Flytech Technology Co., Ltd.                                  24,297   75,866
#   FocalTech Systems Co., Ltd.                                   65,228   75,602
    Formosa Advanced Technologies Co., Ltd.                       50,000   37,071
    Formosa Chemicals & Fibre Corp.                              120,000  371,992
    Formosa International Hotels Corp.                             8,672   45,927
    Formosa Laboratories, Inc.                                    17,000   53,229
    Formosa Petrochemical Corp.                                   47,000  160,551
    Formosa Plastics Corp.                                       103,000  297,611
    Formosa Taffeta Co., Ltd.                                    153,000  147,324
*   Formosan Rubber Group, Inc.                                  117,900   59,690
    Formosan Union Chemical                                       74,000   40,190
    Foxconn Technology Co., Ltd.                                 104,535  295,034
    Foxsemicon Integrated Technology, Inc.                        16,000   44,846
    FSP Technology, Inc.                                          45,000   34,321
    Fubon Financial Holding Co., Ltd.                            429,000  697,232
    Fulgent Sun International Holding Co., Ltd.                   18,404   36,496
    Fulltech Fiber Glass Corp.                                    92,000   42,808
    G Shank Enterprise Co., Ltd.                                  19,000   15,906
*   G Tech Optoelectronics Corp.                                  12,021    7,530
    Gallant Precision Machining Co., Ltd.                         29,000   20,583
    Gemtek Technology Corp.                                       81,000   63,214
    General Interface Solution Holding, Ltd.                      33,000  104,586
    General Plastic Industrial Co., Ltd.                          15,000   20,325
    Generalplus Technology, Inc.                                  19,000   23,652
*   Genesis Photonics, Inc.                                       34,000    3,370
    Genesys Logic, Inc.                                           22,000   28,673
*   Genius Electronic Optical Co., Ltd.                           12,000   68,962
    GeoVision, Inc.                                               19,997   27,509
    Getac Technology Corp.                                       102,000  152,274
#   Giant Manufacturing Co., Ltd.                                 49,000  322,035

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
TAIWAN -- (Continued)
    Giantplus Technology Co., Ltd.                                55,000 $   31,286
    Gigabyte Technology Co., Ltd.                                149,000    195,282
    Gigasolar Materials Corp.                                      7,000     78,203
#*  Gigastorage Corp.                                            102,000     77,654
    Ginko International Co., Ltd.                                 13,000    127,790
#*  Gintech Energy Corp.                                         126,338     83,197
*   Global Brands Manufacture, Ltd.                               72,000     27,650
    Global Lighting Technologies, Inc.                             9,000     17,649
    Global Mixed Mode Technology, Inc.                            10,000     21,970
    Global Unichip Corp.                                          27,000     68,965
#*  Globalwafers Co., Ltd.                                        19,000     87,314
    Globe Union Industrial Corp.                                  43,000     22,159
    Gloria Material Technology Corp.                             173,680    116,492
    Glory Science Co., Ltd.                                       13,000     23,895
*   Gold Circuit Electronics, Ltd.                               160,000     53,612
    Goldsun Building Materials Co., Ltd.                         363,000     85,860
    Gourmet Master Co., Ltd.                                       7,350     64,324
    Grand Pacific Petrochemical                                  231,000    150,524
    Grand Plastic Technology Corp.                                 7,000     37,687
    Grape King Bio, Ltd.                                          18,000    102,279
    Great Wall Enterprise Co., Ltd.                              187,000    172,286
    Greatek Electronics, Inc.                                     82,000    103,725
*   Green Energy Technology, Inc.                                 85,000     46,509
    Green Seal Holding, Ltd.                                      15,000     73,634
    Hannstar Board Corp.                                         118,000     65,636
#*  HannStar Display Corp.                                       756,000    199,089
*   HannsTouch Solution, Inc.                                    174,797     58,019
    Hanpin Electron Co., Ltd.                                     14,000     18,440
    Hey Song Corp.                                                48,000     49,470
#   Highwealth Construction Corp.                                229,300    341,017
#   Hiroca Holdings, Ltd.                                         19,000     55,116
#   Hitron Technology, Inc.                                       65,000     41,513
    Hiwin Technologies Corp.                                      36,128    186,246
*   Ho Tung Chemical Corp.                                       235,870     64,263
    Holiday Entertainment Co., Ltd.                               18,000     29,252
    Holtek Semiconductor, Inc.                                    63,000    100,535
    Holy Stone Enterprise Co., Ltd.                               37,000     38,257
    Hon Hai Precision Industry Co., Ltd.                         780,780  2,093,878
#   Hota Industrial Manufacturing Co., Ltd.                       28,000    116,105
    Hotai Motor Co., Ltd.                                         12,000    137,901
*   Hsin Kuang Steel Co., Ltd.                                   100,000     72,048
#*  HTC Corp.                                                    132,000    336,382
    Hu Lane Associate, Inc.                                       20,000     93,911
*   HUA ENG Wire & Cable Co., Ltd.                                78,000     22,299
    Hua Nan Financial Holdings Co., Ltd.                         575,104    302,463
#   Huaku Development Co., Ltd.                                   72,000    141,242
    Huang Hsiang Construction Corp.                               25,000     30,788
    Hung Poo Real Estate Development Corp.                        69,000     56,682
    Hung Sheng Construction, Ltd.                                130,000     80,178
    I-Sheng Electric Wire & Cable Co., Ltd.                       25,000     35,686
*   Ibase Technology, Inc.                                        47,527     92,410
*   Ichia Technologies, Inc.                                      69,000     35,732
    IEI Integration Corp.                                         71,000    104,776

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES   VALUE++
                                                                 --------- --------
TAIWAN -- (Continued)
    Infortrend Technology, Inc.                                     63,000 $ 32,053
    Innodisk Corp.                                                  13,645   35,852
    Innolux Corp.                                                1,418,000  600,687
    Intai Technology Corp.                                           7,000   33,976
    Integrated Service Technology, Inc.                             19,680   58,932
#   International Games System Co., Ltd.                            14,000   92,441
    Inventec Corp.                                                 353,000  265,490
    Iron Force Industrial Co., Ltd.                                  9,000   51,054
    ITE Technology, Inc.                                            43,000   40,743
    ITEQ Corp.                                                      66,000   88,083
    Jarllytec Co., Ltd.                                             21,000   43,681
    Jentech Precision Industrial Co., Ltd.                          20,000   31,589
    Jess-Link Products Co., Ltd.                                    10,000    9,568
    Jih Sun Financial Holdings Co., Ltd.                           446,712   96,805
    Jinli Group Holdings, Ltd.                                      27,300   30,204
    Johnson Health Tech Co., Ltd.                                   13,065   18,975
    Kaori Heat Treatment Co., Ltd.                                  23,000   39,972
    KD Holding Corp.                                                11,000   61,458
    KEE TAI Properties Co., Ltd.                                   114,000   33,398
    Kenda Rubber Industrial Co., Ltd.                               98,899  151,734
    Kerry TJ Logistics Co., Ltd.                                    45,000   63,597
    Kindom Construction Corp.                                      115,000   71,797
    King Slide Works Co., Ltd.                                       7,000   93,188
*   King Yuan Electronics Co., Ltd.                                331,000  285,850
    King's Town Bank Co., Ltd.                                     186,000  170,189
    Kingpak Technology, Inc.                                         5,000   34,349
    Kinik Co.                                                       39,000   80,293
*   Kinko Optical Co., Ltd.                                         58,000   38,868
    Kinpo Electronics                                              358,000  143,705
    Kinsus Interconnect Technology Corp.                            73,000  168,070
    KMC Kuei Meng International, Inc.                               11,000   44,738
    KS Terminals, Inc.                                              32,000   41,960
    Kung Long Batteries Industrial Co., Ltd.                        20,000  100,377
    Kuo Toong International Co., Ltd.                               64,224   40,842
    Kuoyang Construction Co., Ltd.                                  84,000   32,344
*   Kwong Fong Industries Corp.                                     24,960   21,078
    Kwong Lung Enterprise Co., Ltd.                                 20,000   29,077
#   L&K Engineering Co., Ltd.                                       71,000   79,754
*   LAN FA Textile                                                  48,000   13,470
    Lanner Electronics, Inc.                                        16,000   22,657
    Largan Precision Co., Ltd.                                       2,000  286,073
    LCY Chemical Corp.                                             162,000  229,157
    Lealea Enterprise Co., Ltd.                                    222,000   60,022
    Ledlink Optics, Inc.                                            17,000   24,412
    Lelon Electronics Corp.                                         30,850   39,164
    Lextar Electronics Corp.                                       102,000   44,881
    Li Cheng Enterprise Co., Ltd.                                    9,920   26,670
*   Li Peng Enterprise Co., Ltd.                                   151,600   41,344
    Lien Hwa Industrial Corp.                                      199,465  149,150
*   Lingsen Precision Industries, Ltd.                             174,000   65,477
    Lite-On Semiconductor Corp.                                     49,000   45,665
    Lite-On Technology Corp.                                       416,417  628,976
    Long Bon International Co., Ltd.                               113,000   60,344

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES   VALUE++
                                                                 --------- --------
TAIWAN -- (Continued)
    Long Chen Paper Co., Ltd.                                      165,417 $130,115
    Longwell Co.                                                    24,000   21,361
    Lotes Co., Ltd.                                                 19,000   61,369
    Lumax International Corp., Ltd.                                 24,000   39,094
    Lung Yen Life Service Corp.                                     22,000   39,214
#   LuxNet Corp.                                                    36,099   39,959
    Macauto Industrial Co., Ltd.                                     8,000   46,883
*   Macronix International                                       1,046,000  233,238
    Mag Layers Scientific-Technics Co., Ltd.                        23,000   44,163
#   Makalot Industrial Co., Ltd.                                    37,167  138,204
    Marketech International Corp.                                   29,000   27,736
    Masterlink Securities Corp.                                    330,537   89,736
    Materials Analysis Technology, Inc.                              8,967   25,789
    MediaTek, Inc.                                                  59,000  403,919
    Mega Financial Holding Co., Ltd.                               709,975  529,277
    Mercuries & Associates Holding, Ltd.                           103,300   75,919
*   Mercuries Life Insurance Co., Ltd.                             169,212   93,535
    Merida Industry Co., Ltd.                                       23,000  119,821
    Merry Electronics Co., Ltd.                                     46,000  192,500
    Micro-Star International Co., Ltd.                             178,000  431,858
*   Microbio Co., Ltd.                                              77,000   54,820
*   Microelectronics Technology, Inc.                               27,000   21,243
    Microlife Corp.                                                 18,000   43,639
    MIN AIK Technology Co., Ltd.                                    37,000   40,285
#   Mirle Automation Corp.                                          50,000   61,676
    Mitac Holdings Corp.                                           148,692  164,308
*   momo.com, Inc.                                                   8,000   48,228
#*  Motech Industries, Inc.                                        101,000   96,242
    MPI Corp.                                                       22,000   72,522
    Nak Sealing Technologies Corp.                                  17,000   44,514
    Namchow Chemical Industrial Co., Ltd.                           50,000  102,438
    Nan Kang Rubber Tire Co., Ltd.                                 103,000   97,399
    Nan Liu Enterprise Co., Ltd.                                     7,000   33,480
    Nan Ya Plastics Corp.                                          135,000  318,003
    Nan Ya Printed Circuit Board Corp.                              50,000   39,762
    Nantex Industry Co., Ltd.                                       68,736   49,754
#   Nanya Technology Corp.                                          88,432  136,236
#*  Neo Solar Power Corp.                                          218,338  111,295
    Netronix, Inc.                                                  20,000   43,123
    Nien Hsing Textile Co., Ltd.                                    28,000   21,968
    Nien Made Enterprise Co., Ltd.                                   5,000   46,939
    Nishoku Technology, Inc.                                        20,000   46,067
    Novatek Microelectronics Corp.                                  85,000  301,063
    Nuvoton Technology Corp.                                        34,000   45,081
*   OBI Pharma, Inc.                                                 3,000   27,791
    On-Bright Electronics, Inc.                                      6,000   41,912
    OptoTech Corp.                                                 173,000   78,096
*   Orient Semiconductor Electronics, Ltd.                         155,000   56,344
*   Oriental Union Chemical Corp.                                  128,000  113,405
    Pacific Hospital Supply Co., Ltd.                               15,000   38,249
    Paiho Shih Holdings Corp.                                       37,000   44,220
    Pan Jit International, Inc.                                     83,000   44,750
    Pan-International Industrial Corp.                             101,000   81,366

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES   VALUE++
                                                                 --------- --------
TAIWAN -- (Continued)
    Parade Technologies, Ltd.                                       16,000 $165,438
    PChome Online, Inc.                                             12,262  101,496
    Pegatron Corp.                                                 319,000  768,181
*   PharmaEssentia Corp.                                             6,000   27,476
    Pharmally International Holding Co., Ltd.                        3,000   41,622
*   Phihong Technology Co., Ltd.()                                   6,223      189
*   Phihong Technology Co., Ltd.(6214140)                           36,000   12,828
    Phison Electronics Corp.                                        15,000  118,741
    Pixart Imaging, Inc.                                            14,000   31,053
    Polytronics Technology Corp.                                    16,000   29,756
    Portwell, Inc.                                                  17,000   21,730
    Posiflex Technology, Inc.                                        3,182   17,692
    Pou Chen Corp.                                                 284,000  359,838
    Powertech Technology, Inc.                                     133,000  364,543
    Poya International Co., Ltd.                                     6,120   74,750
    President Chain Store Corp.                                     36,000  269,282
    President Securities Corp.                                     263,988   97,374
    Primax Electronics, Ltd.                                       106,000  151,092
    Prince Housing & Development Corp.                             329,000  109,807
    Promate Electronic Co., Ltd.                                    26,000   25,362
    Promise Technology, Inc.                                        26,000   12,394
    Qisda Corp.                                                    532,000  278,213
    Qualipoly Chemical Corp.                                        20,000   22,172
    Quang Viet Enterprise Co., Ltd.                                  7,000   30,622
    Quanta Computer, Inc.                                          226,000  460,779
    Quanta Storage, Inc.                                            79,000   78,605
    Radiant Opto-Electronics Corp.                                 116,000  210,882
*   Radium Life Tech Co., Ltd.                                     201,460   61,249
    Realtek Semiconductor Corp.                                     64,000  223,354
    Rechi Precision Co., Ltd.                                      102,000  105,382
    Rich Development Co., Ltd.                                     109,000   27,862
    RichWave Technology Corp.                                       23,000   47,211
*   Ritek Corp.                                                    555,138   91,557
*   Rotam Global Agrosciences, Ltd.                                 32,000   32,705
*   Ruentex Development Co., Ltd.                                  163,267  198,941
    Ruentex Industries, Ltd.                                        58,000  107,619
#   Run Long Construction Co., Ltd.                                 50,000   55,342
    Sampo Corp.                                                    100,000   57,962
    San Fang Chemical Industry Co., Ltd.                            46,679   53,658
    San Shing Fastech Corp.                                         21,000   35,504
    Sanyang Motor Co., Ltd.                                        156,000  102,015
    SCI Pharmtech, Inc.                                             13,000   30,284
    Scientech Corp.                                                 16,000   29,830
    SDI Corp.                                                       51,000   74,900
    Senao International Co., Ltd.                                   28,000   46,636
    Senao Networks, Inc.                                            13,000   65,736
    Sercomm Corp.                                                   66,000  168,732
    Sesoda Corp.                                                    60,952   57,171
    Sheng Yu Steel Co., Ltd.                                        40,000   45,142
    ShenMao Technology, Inc.                                        21,000   21,717
*   Shih Wei Navigation Co., Ltd.                                  106,000   31,112
#*  Shin Kong Financial Holding Co., Ltd.                        1,476,260  379,185
    Shin Zu Shing Co., Ltd.                                         34,000   96,726

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES   VALUE++
                                                                 --------- --------
TAIWAN -- (Continued)
*   Shining Building Business Co., Ltd.                             34,000 $ 11,340
    Shinkong Insurance Co., Ltd.                                    52,000   43,453
    Shinkong Synthetic Fibers Corp.                                310,000   93,215
    Shiny Chemical Industrial Co., Ltd.                             12,000   20,691
    ShunSin Technology Holding, Ltd.                                14,000   41,998
*   Shuttle, Inc.                                                   76,000   21,285
    Sigurd Microelectronics Corp.                                   91,000   69,836
    Silergy Corp.                                                    7,000  106,339
*   Silicon Integrated Systems Corp.                               124,146   27,026
    Siliconware Precision Industries Co., Ltd.                      54,716   83,343
    Siliconware Precision Industries Co., Ltd. Sponsored ADR         1,172    8,895
    Simplo Technology Co., Ltd.                                     71,000  212,274
#   Sinbon Electronics Co., Ltd.                                    56,064  123,066
    Sincere Navigation Corp.                                       108,000   72,377
    Sinmag Equipment Corp.                                           9,000   40,858
#*  Sino-American Silicon Products, Inc.                           151,000  192,515
    Sinon Corp.                                                    107,000   52,792
    SinoPac Financial Holdings Co., Ltd.                         1,745,066  514,848
    Sinyi Realty, Inc.                                              15,450   15,939
    Sirtec International Co., Ltd.                                  51,000   72,538
    Sitronix Technology Corp.                                       43,000  129,643
    Siward Crystal Technology Co., Ltd.                             33,000   20,451
    Soft-World International Corp.                                  11,000   22,325
*   Solar Applied Materials Technology Co.                          46,000   25,590
*   Solartech Energy Corp.                                         124,000   59,581
    Sonix Technology Co., Ltd.                                      29,000   29,746
    Sporton International, Inc.                                      7,206   40,204
    St Shine Optical Co., Ltd.                                       9,000  170,048
    Standard Foods Corp.                                            35,964   88,393
    Stark Technology, Inc.                                          24,000   21,538
    Sunny Friend Environmental Technology Co., Ltd.                  9,000   34,452
    Sunonwealth Electric Machine Industry Co., Ltd.                 68,000   65,722
    Sunplus Technology Co., Ltd.                                   226,000   81,792
    Sunrex Technology Corp.                                         30,446   17,735
    Sunspring Metal Corp.                                           35,000   48,680
#   Supreme Electronics Co., Ltd.                                  106,509   89,623
    Swancor Holding Co., Ltd.                                       18,000   41,903
    Syncmold Enterprise Corp.                                       50,000  100,848
    Synnex Technology International Corp.                          236,250  246,550
    Systex Corp.                                                    59,000  114,222
*   TA Chen Stainless Pipe                                         149,035   86,501
*   Ta Ya Electric Wire & Cable                                    115,000   20,963
    Ta Yih Industrial Co., Ltd.                                     11,000   28,311
    Taichung Commercial Bank Co., Ltd.                             566,770  166,657
    TaiDoc Technology Corp.                                          9,449   32,464
    Taiflex Scientific Co., Ltd.                                    54,060   64,154
*   TaiMed Biologics, Inc.                                           6,000   30,783
    Tainan Enterprises Co., Ltd.                                    28,000   26,303
#   Tainan Spinning Co., Ltd.                                      311,240  136,149
#   Tainergy Tech Co., Ltd.                                         81,000   37,643
    Taishin Financial Holding Co., Ltd.                            653,068  246,612
*   Taisun Enterprise Co., Ltd.                                     57,000   27,345
    Taiwan Acceptance Corp.                                         51,000  133,667

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
TAIWAN -- (Continued)
    Taiwan Business Bank                                         844,947 $  220,746
    Taiwan Cement Corp.                                          380,000    430,941
    Taiwan Chinsan Electronic Industrial Co., Ltd.                26,000     48,305
    Taiwan Cogeneration Corp.                                     76,000     54,672
    Taiwan Cooperative Financial Holding Co., Ltd.               560,038    255,920
    Taiwan FamilyMart Co., Ltd.                                    4,000     26,561
    Taiwan Fertilizer Co., Ltd.                                  160,000    208,141
    Taiwan FU Hsing Industrial Co., Ltd.                          36,000     49,259
*   Taiwan Glass Industry Corp.                                  239,046    100,864
    Taiwan High Speed Rail Corp.                                 134,000     81,750
    Taiwan Hon Chuan Enterprise Co., Ltd.                         81,927    139,931
    Taiwan Hopax Chemicals Manufacturing Co., Ltd.                44,000     25,704
    Taiwan Land Development Corp.                                176,666     56,953
    Taiwan Mobile Co., Ltd.                                       45,000    150,306
    Taiwan Optical Platform Co., Ltd.                              5,000     19,838
#   Taiwan Paiho, Ltd.                                            55,000    168,447
    Taiwan PCB Techvest Co., Ltd.                                101,000     96,572
*   Taiwan Sakura Corp.                                           51,200     49,389
    Taiwan Secom Co., Ltd.                                        26,000     72,247
    Taiwan Semiconductor Co., Ltd.                                52,000     60,307
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR   134,422  4,154,984
    Taiwan Shin Kong Security Co., Ltd.                           45,000     57,053
    Taiwan Styrene Monomer                                       157,000    103,855
    Taiwan Surface Mounting Technology Corp.                      58,800     48,983
    Taiwan TEA Corp.                                             188,000     91,511
    Taiwan Union Technology Corp.                                 76,000    103,738
    Taiyen Biotech Co., Ltd.                                      42,000     39,987
#*  Tatung Co., Ltd.                                             807,000    433,062
    TCI Co., Ltd.                                                  9,000     44,500
    Teco Electric and Machinery Co., Ltd.                        380,000    343,481
    Tehmag Foods Corp.                                             6,000     39,043
    Test Research, Inc.                                           51,000     61,639
    Test Rite International Co., Ltd.                             62,000     39,597
    Thinking Electronic Industrial Co., Ltd.                      22,000     47,579
    Thye Ming Industrial Co., Ltd.                                43,000     49,547
    Ton Yi Industrial Corp.                                      239,000    112,908
    Tong Hsing Electronic Industries, Ltd.                        46,000    174,756
    Tong Yang Industry Co., Ltd.                                 103,000    190,134
    Tong-Tai Machine & Tool Co., Ltd.                             54,060     37,202
    TOPBI International Holdings, Ltd.                            11,980     41,134
    Topco Scientific Co., Ltd.                                    38,416    107,836
    Topoint Technology Co., Ltd.                                  48,000     30,736
    Toung Loong Textile Manufacturing                             18,000     45,610
*   TPK Holding Co., Ltd.                                         73,000    136,317
    Transcend Information, Inc.                                   34,000     92,850
    Tripod Technology Corp.                                      103,000    251,080
*   TrueLight Corp.                                               25,900     44,688
    Tsang Yow Industrial Co., Ltd.                                20,000     20,828
    TSC Auto ID Technology Co., Ltd.                               3,300     26,442
    TSRC Corp.                                                   132,000    152,769
    Ttet Union Corp.                                              13,000     35,276
    TTY Biopharm Co., Ltd.                                        27,000     88,206
    Tung Ho Steel Enterprise Corp.                               220,000    149,451

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES   VALUE++
                                                                 --------- --------
TAIWAN -- (Continued)
#   Tung Thih Electronic Co., Ltd.                                  14,000 $132,260
    TURVO International Co., Ltd.                                   11,000   32,730
    TXC Corp.                                                       83,000  112,739
    TYC Brother Industrial Co., Ltd.                                82,000   93,733
    Tyntek Corp.                                                    69,000   26,815
    U-Ming Marine Transport Corp.                                  156,000  135,812
    Ultra Chip, Inc.                                                35,000   43,403
    Uni-President Enterprises Corp.                                338,560  580,782
    Unimicron Technology Corp.                                     366,000  144,164
    Union Bank Of Taiwan                                           149,000   42,834
    Unitech Printed Circuit Board Corp.                            185,000   55,542
    United Integrated Services Co., Ltd.                            69,000  113,165
#   United Microelectronics Corp.                                2,092,000  759,667
    United Orthopedic Corp.                                         17,000   33,355
*   United Radiant Technology                                       34,000   29,300
    Unity Opto Technology Co., Ltd.                                 59,000   24,763
    Universal Cement Corp.                                         124,389   97,693
*   Unizyx Holding Corp.                                           111,000   51,706
    UPC Technology Corp.                                           208,000   89,242
    USI Corp.                                                      262,000  133,518
    Usun Technology Co., Ltd.                                       16,000   27,015
    Vanguard International Semiconductor Corp.                     115,000  207,831
*   Visual Photonics Epitaxy Co., Ltd.                              66,500  104,322
    Vivotek, Inc.                                                   25,783   67,074
    Voltronic Power Technology Corp.                                 3,150   42,641
*   Wafer Works Corp.                                              159,507   72,462
    Wah Lee Industrial Corp.                                        47,000   69,451
    Walsin Lihwa Corp.                                             838,000  325,864
#*  Walsin Technology Corp.                                        116,650  144,408
    Walton Advanced Engineering, Inc.                               66,000   25,788
    Wan Hai Lines, Ltd.                                            200,000  111,153
    Waterland Financial Holdings Co., Ltd.                         647,654  171,995
*   Wei Chuan Foods Corp.                                           42,000   24,627
    Weikeng Industrial Co., Ltd.                                    54,000   29,639
    Well Shin Technology Co., Ltd.                                  14,000   22,754
*   Win Semiconductors Corp.                                        77,840  234,188
    Winbond Electronics Corp.                                      725,000  297,626
*   Wisdom Marine Lines Co., Ltd.                                  104,088  102,285
    Wistron Corp.                                                  474,194  404,908
    Wistron NeWeb Corp.                                             58,125  166,384
    Wowprime Corp.                                                  23,000  102,851
    WPG Holdings, Ltd.                                             323,000  386,598
    WT Microelectronics Co., Ltd.                                  100,695  139,695
    WUS Printed Circuit Co., Ltd.                                   83,000   47,454
    XAC Automation Corp.                                            43,000   83,104
    XinTec, Inc.                                                    41,000   47,945
    XPEC Entertainment, Inc.                                        17,960    7,563
    Xxentria Technology Materials Corp.                             27,000   65,502
*   Yageo Corp.                                                    127,038  308,401
*   Yang Ming Marine Transport Corp.                               430,000   76,790
    YC Co., Ltd.                                                    85,779   34,991
    YC INOX Co., Ltd.                                               75,900   68,256
#   Yeong Guan Energy Technology Group Co., Ltd.                    20,401   67,945

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
TAIWAN -- (Continued)
    YFC-Boneagle Electric Co., Ltd.                                 25,000 $    48,499
    YFY, Inc.                                                      341,000     118,608
*   Yi Jinn Industrial Co., Ltd.                                    62,000      20,610
*   Yieh Phui Enterprise Co., Ltd.                                 283,820     112,904
    Yonyu Plastics Co., Ltd.                                        21,000      22,270
    Youngtek Electronics Corp.                                      35,160      50,638
    Yuanta Financial Holding Co., Ltd.                             776,918     308,490
    Yulon Motor Co., Ltd.                                          172,000     151,420
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.                14,000      36,091
    YungShin Global Holding Corp.                                   16,800      24,383
    Yungtay Engineering Co., Ltd.                                   84,000     120,368
    Zeng Hsing Industrial Co., Ltd.                                 18,000      92,486
    Zhen Ding Technology Holding, Ltd.                             107,000     224,732
    Zig Sheng Industrial Co., Ltd.                                 124,000      40,861
    Zinwell Corp.                                                   66,000      66,594
    Zippy Technology Corp.                                          20,000      22,887
    ZongTai Real Estate Development Co., Ltd.                       50,000      28,237
                                                                           -----------
TOTAL TAIWAN                                                                70,715,040
                                                                           -----------
THAILAND -- (0.7%)
    Advanced Info Service PCL                                       28,200     128,145
    Airports of Thailand PCL                                        11,200     131,690
    Amata Corp. PCL                                                 81,000      34,967
    Ananda Development PCL                                         216,100      31,301
    AP Thailand PCL                                                413,300      86,862
    Asia Aviation PCL                                              442,700      76,696
    Bangchak Petroleum PCL (The)                                   130,800     130,949
    Bangkok Airways PCL                                            148,300      92,661
    Bangkok Aviation Fuel Services PCL                              59,400      61,998
    Bangkok Bank PCL(6077019)                                        9,900      51,032
    Bangkok Bank PCL(6368360)                                        8,500      42,126
    Bangkok Chain Hospital PCL                                     259,600     109,119
    Bangkok Dusit Medical Services PCL Class F                      80,800      50,945
    Bangkok Expressway & Metro PCL                                 985,940     197,412
    Bangkok Land PCL                                             2,313,400     124,835
    Bangkok Life Assurance PCL                                      64,100      88,750
    Banpu PCL                                                      311,400     171,575
    Beauty Community PCL                                           137,300      43,284
    BEC World PCL                                                  144,400      73,820
    Berli Jucker PCL                                               145,250     206,262
    Better World Green PCL                                         186,200      11,211
    Big Camera Corp. PCL                                           186,600      28,618
    BJC Heavy Industries PCL Class F                               223,400      32,676
    BTS Group Holdings PCL                                         263,900      62,583
    Bumrungrad Hospital PCL                                         16,300      82,866
    Cal-Comp Electronics Thailand PCL Class F                      337,890      27,062
    Carabao Group PCL Class F                                       38,100      81,426
    Central Pattana PCL                                             65,800     106,521
    Central Plaza Hotel PCL                                        137,100     145,043
    CH Karnchang PCL                                                86,600      70,711
    Charoen Pokphand Foods PCL                                     332,800     269,378
    Chularat Hospital PCL Class F                                  495,900      40,844
    CK Power PCL                                                   661,600      63,135

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES   VALUE++
                                                                 --------- --------
THAILAND -- (Continued)
*   Country Group Development PCL                                  270,500 $  8,451
    CP ALL PCL                                                      92,600  159,111
*   Crown Tech Advance PCL                                         745,800   38,127
    Delta Electronics Thailand PCL                                  41,000   99,851
    Dhipaya Insurance PCL                                           46,900   73,926
    Diamond Building Products PCL                                  109,100   19,366
    Dynasty Ceramic PCL                                            305,120   38,996
    Eastern Polymer Group PCL Class F                              158,200   59,757
    Eastern Water Resources Development and Management PCL
      Class F                                                      233,400   76,894
    Electricity Generating PCL                                      18,800  107,856
    Energy Absolute PCL                                            138,800  112,349
    Energy Earth PCL                                               286,200   36,903
    Erawan Group PCL (The)                                         506,800   63,908
*   Esso Thailand PCL                                              401,800  131,233
    Forth Corp. PCL                                                 52,900   11,794
    Forth Smart Service PCL                                         86,500   45,940
    Fortune Parts Industry PCL                                      77,300   10,406
    GFPT PCL                                                        81,600   34,299
    Global Power Synergy Co., Ltd. Class F                          60,700   61,631
    Glow Energy PCL                                                 34,400   76,206
    Hana Microelectronics PCL                                       63,700   76,889
    Home Product Center PCL                                        569,220  160,856
    Ichitan Group PCL                                               66,400   21,121
    Indorama Ventures PCL                                          187,800  186,680
    Intouch Holdings PCL                                            14,300   21,728
    IRPC PCL                                                     1,533,000  226,402
*   Italian-Thai Development PCL                                   829,600  117,807
    Jasmine International PCL                                      274,400   68,580
    Jaymart PCL                                                    118,700   46,860
    Kasikornbank PCL(6364766)                                       40,500  216,820
    Kasikornbank PCL(6888794)                                       12,200   65,314
    KCE Electronics PCL                                             29,100   90,085
    Khon Kaen Sugar Industry PCL                                   379,396   72,733
    Kiatnakin Bank PCL                                              97,400  157,677
    Krung Thai Bank PCL                                            351,200  189,514
    Krungthai Card PCL                                              29,700  118,513
    Land & Houses PCL                                              352,800   97,193
    Lanna Resources PCL                                             84,600   32,917
    LH Financial Group PCL                                       1,188,100   59,726
    Loxley PCL                                                     395,800   43,391
    LPN Development PCL                                            181,700   61,926
    Major Cineplex Group PCL                                       101,800   93,242
    Malee Group PCL                                                  6,700   19,504
    MBK PCL                                                         29,600   12,358
    MC Group PCL                                                    50,200   23,667
    MCS Steel PCL                                                  101,800   48,862
    Mega Lifesciences PCL                                           25,800   20,700
    Minor International PCL                                        130,970  129,259
    MK Restaurants Group PCL                                        35,100   56,323
    Muangthai Leasing PCL Class F                                   77,700   62,341
*   Polyplex Thailand PCL                                           75,700   39,129
*   Precious Shipping PCL                                          176,100   49,514
    Pruksa Holding PCL                                             178,800  118,320

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
THAILAND -- (Continued)
    PTG Energy PCL                                                 127,700 $  101,551
    PTT Exploration & Production PCL                               241,700    672,724
    PTT Global Chemical PCL                                         89,100    172,076
    PTT PCL                                                         93,800  1,076,262
    Quality Houses PCL                                           1,528,683    114,619
    Ratchaburi Electricity Generating Holding PCL(6294249)          31,900     46,206
    Ratchaburi Electricity Generating Holding PCL(6362771)           6,100      8,836
    Ratchthani Leasing PCL                                         123,000     18,689
    Robinson Department Store PCL                                   47,600     78,409
    Rojana Industrial Park PCL                                     109,000     14,797
    RS PCL                                                          31,100      8,303
    Samart Corp. PCL                                               137,600     64,482
*   Samart I-Mobile PCL                                            312,200     10,640
    Samart Telcoms PCL                                              70,100     25,484
    Sansiri PCL                                                  2,081,100    110,527
    SC Asset Corp PCL                                              315,525     34,053
    Siam Cement PCL (The)(6609906)                                   1,100     15,808
    Siam Cement PCL (The)(6609928)                                   5,100     73,292
    Siam City Cement PCL                                            14,100    112,528
    Siam Commercial Bank PCL (The)                                  40,500    174,262
    Siam Future Development PCL                                    142,700     25,533
    Siam Global House PCL                                          226,919    119,227
    Siamgas & Petrochemicals PCL                                   116,200     42,573
*   Singha Estate PCL                                              363,700     48,135
    Sino-Thai Engineering & Construction PCL                       122,500     85,586
    SPCG PCL                                                       169,200    101,876
    Sri Trang Agro-Industry PCL                                    133,200     93,819
    Sriracha Construction PCL                                       11,900      8,010
    STP & I PCL                                                    266,320     75,638
    Supalai PCL                                                    220,000    151,207
*   Superblock PCL                                                 801,800     33,019
    SVI PCL                                                        321,400     50,661
    Syntec Construction PCL                                        180,600     30,262
*   Tata Steel Thailand PCL                                      1,213,600     35,846
*   Thai Airways International PCL                                 258,600    157,907
    Thai Metal Trade PCL                                            54,600     26,362
    Thai Nakarin Hospital PCL                                       12,500     13,224
    Thai Oil PCL                                                    82,800    168,728
    Thai Reinsurance PCL                                           297,000     17,376
    Thai Union Group PCL Class F                                   226,200    133,626
    Thai Vegetable Oil PCL                                          75,400     87,799
    Thaicom PCL                                                    102,000     64,022
    Thanachart Capital PCL                                         112,100    151,228
    Thoresen Thai Agencies PCL                                     259,400     72,199
    TICON Industrial Connection PCL Class F                         71,900     33,898
    Tipco Asphalt PCL                                               49,000     32,147
    Tisco Financial Group PCL(B3KFW76)                              37,100     64,274
    Tisco Financial Group PCL(B3KFW10)                              31,000     53,706
    TMB Bank PCL                                                 2,897,200    192,543
    Total Access Communication PCL(B1YWK08)                        122,300    136,333
    Total Access Communication PCL(B231MK7)                         44,200     49,271
    TPI Polene PCL                                               2,076,900    140,387
    True Corp. PCL                                               1,275,465    237,271

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
THAILAND -- (Continued)
    TTW PCL                                                      205,600 $    62,480
    Unique Engineering & Construction PCL                        160,800      88,598
    Univentures PCL                                              200,700      52,441
    Vanachai Group PCL                                           243,000     104,212
    VGI Global Media PCL                                         459,400      69,151
    Vibhavadi Medical Center PCL                                 878,900      79,877
    Vinythai PCL                                                  98,300      49,415
*   WHA Corp. PCL                                                564,300      51,285
    Workpoint Entertainment PCL                                   46,520      68,373
                                                                         -----------
TOTAL THAILAND                                                            13,322,531
                                                                         -----------
TURKEY -- (0.3%)
    Adana Cimento Sanayii TAS Class A                              8,467      15,734
    Akbank TAS                                                   100,399     223,789
    Akcansa Cimento A.S.                                          19,615      73,733
#*  Akenerji Elektrik Uretim A.S.                                 98,229      22,406
    Aksa Akrilik Kimya Sanayii A.S.                               32,168      89,654
#*  Aksa Enerji Uretim A.S.                                       89,188      70,686
    Alarko Holding A.S.                                           39,854      48,728
    Albaraka Turk Katilim Bankasi A.S.                            65,031      21,025
*   Anadolu Cam Sanayii A.S.                                      36,901      30,313
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.                   36,843     206,843
    Anadolu Hayat Emeklilik A.S.                                  17,856      25,567
    Arcelik A.S.                                                  30,489     184,930
    Aselsan Elektronik Sanayi Ve Ticaret A.S.                     13,876      50,225
    Aygaz A.S.                                                    21,938      74,181
#*  Bagfas Bandirma Gubre Fabrikalari A.S.                         6,792      19,463
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.            32,471      40,386
    BIM Birlesik Magazalar A.S.                                    8,652     123,503
    Bolu Cimento Sanayii A.S.                                     33,473      57,184
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                26,710      66,393
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.                     669      12,196
    Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.               3,447       6,073
    Bursa Cimento Fabrikasi A.S.                                  27,024      46,230
    Cimsa Cimento Sanayi VE Ticaret A.S.                          21,353     100,536
    Coca-Cola Icecek A.S.                                          4,206      43,115
#*  Dogan Sirketler Grubu Holding A.S.                           492,406     109,550
    Dogus Otomotiv Servis ve Ticaret A.S.                         20,254      47,894
    Eczacibasi Yatirim Holding Ortakligi A.S.                      6,259      15,207
    EGE Endustri VE Ticaret A.S.                                     154      11,055
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi
      ve Ticaret A.S.                                             92,902      80,054
    Enka Insaat ve Sanayi A.S.                                    14,156      21,550
    Eregli Demir ve Celik Fabrikalari TAS                        129,708     199,868
#*  Fenerbahce Futbol A.S.                                         3,404      33,896
    Ford Otomotiv Sanayi A.S.                                      9,900      91,624
#   Global Yatirim Holding A.S.                                   60,308      29,579
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.           1,725      34,439
#   Goodyear Lastikleri TAS                                       39,372      39,911
    GSD Holding A.S.                                              29,592       4,786
    Gubre Fabrikalari TAS                                         19,511      25,139
*   Ihlas Holding A.S.                                           323,517      30,710
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret
      A.S.                                                         7,651      17,194
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A  103,262      40,764

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
TURKEY -- (Continued)
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D  214,398 $   70,527
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.                       75,951     24,967
    KOC Holding A.S.                                              40,876    164,661
    Konya Cimento Sanayii A.S.                                        92      6,685
*   Koza Altin Isletmeleri A.S.                                    7,733     36,356
*   Migros Ticaret A.S.                                            5,371     26,275
*   NET Holding A.S.                                             112,186     81,798
    Nuh Cimento Sanayi A.S.                                       13,762     40,910
    Otokar Otomotiv Ve Savunma Sanayi A.S.                         1,862     66,466
*   Pegasus Hava Tasimaciligi A.S.                                 9,978     41,915
    Petkim Petrokimya Holding A.S.                               112,726    125,788
*   Sekerbank TAS                                                137,814     43,501
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                     31,917     29,207
    Soda Sanayii A.S.                                             98,287    153,748
#   Tat Gida Sanayi A.S.                                          25,023     48,794
    TAV Havalimanlari Holding A.S.                                61,090    251,428
    Tekfen Holding A.S.                                           30,841     61,596
    Tofas Turk Otomobil Fabrikasi A.S.                            10,857     74,973
    Trakya Cam Sanayii A.S.                                      107,046     87,817
    Tupras Turkiye Petrol Rafinerileri A.S.                        9,019    196,069
*   Turk Hava Yollari AO                                         127,089    186,616
    Turk Telekomunikasyon A.S.                                     4,500      6,721
    Turk Traktor ve Ziraat Makineleri A.S.                         2,497     51,968
*   Turkcell Iletisim Hizmetleri A.S.                             31,113     93,577
*   Turkcell Iletisim Hizmetleri A.S. ADR                          2,400     17,880
    Turkiye Garanti Bankasi A.S.                                 147,653    326,145
    Turkiye Halk Bankasi A.S.                                    124,632    371,428
    Turkiye Is Bankasi Class C                                    96,094    151,893
    Turkiye Sinai Kalkinma Bankasi A.S.                          276,188    105,441
    Turkiye Sise ve Cam Fabrikalari A.S.                         191,152    204,879
    Turkiye Vakiflar Bankasi TAO Class D                         144,364    188,197
    Ulker Biskuvi Sanayi A.S.                                     10,615     51,236
#*  Vestel Elektronik Sanayi ve Ticaret A.S.                      54,800     94,435
*   Yapi ve Kredi Bankasi A.S.                                   122,107    124,054
#*  Zorlu Enerji Elektrik Uretim A.S.                             21,255      6,539
                                                                         ----------
TOTAL TURKEY                                                              6,100,603
                                                                         ----------
UNITED KINGDOM -- (11.3%)
    3i Group P.L.C.                                              193,936  1,713,184
    888 Holdings P.L.C.                                           71,548    202,010
    A.G. Barr P.L.C.                                              12,584     79,618
    AA P.L.C.                                                     77,372    237,997
    Aberdeen Asset Management P.L.C.                             252,584    835,916
    Acacia Mining P.L.C.                                          58,745    318,565
    Acal P.L.C.                                                    8,553     25,194
    Admiral Group P.L.C.                                          19,255    431,391
*   Afren P.L.C.                                                  70,630         --
    Aggreko P.L.C.                                                40,226    511,165
*   Aldermore Group P.L.C.                                         6,184     17,037
    Amec Foster Wheeler P.L.C.                                    69,184    386,811
*   Anglo American P.L.C.                                        134,650  2,321,135
    Anglo Pacific Group P.L.C.                                    24,983     41,522
    Antofagasta P.L.C.                                            83,947    886,957

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
UNITED KINGDOM -- (Continued)
    Arrow Global Group P.L.C.                                     35,857 $   140,018
    Ashmore Group P.L.C.                                          58,531     229,005
    Ashtead Group P.L.C.                                          76,598   1,552,976
    Associated British Foods P.L.C.                               11,051     333,023
    AstraZeneca P.L.C.                                               144       7,642
#   AstraZeneca P.L.C. Sponsored ADR                              64,057   1,744,272
    Auto Trader Group P.L.C.                                      99,961     504,865
    AVEVA Group P.L.C.                                            15,897     382,246
    Aviva P.L.C.                                                 423,018   2,546,941
    Avon Rubber P.L.C.                                             1,171      15,168
    B&M European Value Retail SA                                 121,830     461,590
    Babcock International Group P.L.C.                           159,269   1,793,749
    BAE Systems P.L.C.                                           183,469   1,347,523
    Balfour Beatty P.L.C.                                        144,574     471,798
    Barclays P.L.C.                                                6,183      17,160
    Barclays P.L.C. Sponsored ADR                                209,663   2,320,969
    Barratt Developments P.L.C.                                  190,875   1,151,081
    BBA Aviation P.L.C.                                          186,490     657,736
    Beazley P.L.C.                                               177,580     908,428
    Bellway P.L.C.                                                43,523   1,364,127
    Berendsen P.L.C.                                              46,133     484,403
    Berkeley Group Holdings P.L.C.                                43,039   1,520,116
    BGEO Group P.L.C.                                              2,717     101,155
    BHP Billiton P.L.C.                                           10,365     189,035
    BHP Billiton P.L.C. ADR                                       66,509   2,433,564
    Bodycote P.L.C.                                               67,719     569,825
    Booker Group P.L.C.                                          266,775     685,011
    Bovis Homes Group P.L.C.                                      50,288     523,436
    BP P.L.C.                                                      2,213      13,217
    BP P.L.C. Sponsored ADR                                      280,919  10,107,466
    Brammer P.L.C.                                                24,792      51,338
    Brewin Dolphin Holdings P.L.C.                                93,862     369,937
    British American Tobacco P.L.C.                                3,927     242,405
#   British American Tobacco P.L.C. Sponsored ADR                 16,009   1,972,309
    Britvic P.L.C.                                                80,687     636,100
    BT Group P.L.C.                                              237,222     909,750
    BT Group P.L.C. Sponsored ADR                                  7,252     140,399
*   BTG P.L.C.                                                    25,422     171,296
    Bunzl P.L.C.                                                  24,099     635,264
    Burberry Group P.L.C.                                         62,345   1,289,260
*   Cairn Energy P.L.C.                                          181,860     520,753
    Cape P.L.C.                                                   37,653      85,538
    Capita P.L.C.                                                 14,798      93,363
    Capital & Counties Properties P.L.C.                         105,160     360,775
    Card Factory P.L.C.                                           13,317      41,857
    Carillion P.L.C.                                             150,800     409,975
    Carnival P.L.C.                                                1,122      60,026
#   Carnival P.L.C. ADR                                           14,151     769,390
    Castings P.L.C.                                                1,541       8,823
    Centamin P.L.C.                                              402,109     795,123
    Centrica P.L.C.                                              394,708   1,117,425
*   Chemring Group P.L.C.                                         51,438     124,301
    Chesnara P.L.C.                                               12,239      55,459

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
UNITED KINGDOM -- (Continued)
    Cineworld Group P.L.C.                                        56,021 $  433,577
*   Circassia Pharmaceuticals P.L.C.                               6,887      7,787
    Clarkson P.L.C.                                                  961     28,375
    Close Brothers Group P.L.C.                                   49,739    909,661
    Cobham P.L.C.                                                305,272    522,376
*   Coca-Cola HBC AG                                              35,700    816,034
    Compass Group P.L.C.                                          59,653  1,061,647
    Computacenter P.L.C.                                          20,475    204,416
    Connect Group P.L.C.                                          25,999     45,158
    Consort Medical P.L.C.                                         3,430     42,026
    Costain Group P.L.C.                                          27,340    127,797
    Countrywide P.L.C.                                            13,419     29,755
    Cranswick P.L.C.                                              14,512    423,153
    Crest Nicholson Holdings P.L.C.                               65,016    415,422
    Croda International P.L.C.                                    15,804    667,338
*   CYBG P.L.C.                                                   25,279     90,530
    Daejan Holdings P.L.C.                                           600     47,835
    Daily Mail & General Trust P.L.C. Class A                     50,696    442,754
#   Dairy Crest Group P.L.C.                                      48,354    362,184
    DCC P.L.C.                                                    10,975    885,279
    De La Rue P.L.C.                                              27,598    205,158
    Debenhams P.L.C.                                             368,181    243,763
    Dechra Pharmaceuticals P.L.C.                                 15,715    288,253
    Devro P.L.C.                                                  62,118    128,939
    Diageo P.L.C.                                                  1,074     29,833
    Diageo P.L.C. Sponsored ADR                                   15,652  1,753,494
    Dignity P.L.C.                                                 8,264    254,443
    Diploma P.L.C.                                                38,954    497,844
    Direct Line Insurance Group P.L.C.                           335,600  1,503,422
    Dixons Carphone P.L.C.                                       225,041    897,681
    Domino's Pizza Group P.L.C.                                   95,671    437,039
    Drax Group P.L.C.                                            118,430    553,054
    DS Smith P.L.C.                                              220,702  1,233,702
    Dunelm Group P.L.C.                                           13,401    114,861
    E2V Technologies P.L.C.                                       19,859     67,747
    easyJet P.L.C.                                                41,565    498,283
    Electrocomponents P.L.C.                                     141,657    866,338
    Elementis P.L.C.                                             178,196    602,434
*   EnQuest P.L.C.                                               375,480    213,386
*   Enterprise Inns P.L.C.                                       183,561    306,017
    Entertainment One, Ltd.                                       25,927     75,349
    Essentra P.L.C.                                               52,821    272,733
    esure Group P.L.C.                                           121,187    306,961
    Euromoney Institutional Investor P.L.C.                        3,779     53,235
*   Evraz P.L.C.                                                  63,997    180,009
    Experian P.L.C.                                               54,572  1,053,908
    Fenner P.L.C.                                                 65,496    259,126
*   Ferrexpo P.L.C.                                               40,971     78,535
    Fidessa Group P.L.C.                                          11,539    335,055
*   Firstgroup P.L.C.                                            409,688    537,205
*   Flybe Group P.L.C.                                            12,587      6,928
    Foxtons Group P.L.C.                                          69,472     85,013
    Fresnillo P.L.C.                                              15,215    279,293

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
UNITED KINGDOM -- (Continued)
    Fuller Smith & Turner P.L.C. Class A                           1,079 $   13,722
    G4S P.L.C.                                                   303,671    978,325
    Galliford Try P.L.C.                                          20,291    345,439
    Gem Diamonds, Ltd.                                            14,360     22,105
    Genus P.L.C.                                                  15,623    337,359
    GKN P.L.C.                                                   385,551  1,671,666
    GlaxoSmithKline P.L.C.                                         2,756     53,260
#   GlaxoSmithKline P.L.C. Sponsored ADR                          40,037  1,573,854
*   Glencore P.L.C.                                              639,436  2,648,341
    Go-Ahead Group P.L.C.                                         12,539    355,035
*   Gocompare.Com Group P.L.C.                                    78,498     84,185
    Grafton Group P.L.C.                                          37,818    278,811
    Grainger P.L.C.                                               75,198    225,454
    Greencore Group P.L.C.                                       241,145    717,859
    Greene King P.L.C.                                            64,414    553,478
    Greggs P.L.C.                                                 39,896    489,525
    GVC Holdings P.L.C.                                           51,018    389,362
    Halfords Group P.L.C.                                         56,592    258,342
    Halma P.L.C.                                                  94,446  1,100,374
    Hargreaves Lansdown P.L.C.                                    20,512    350,417
    Hays P.L.C.                                                  554,474  1,066,940
    Headlam Group P.L.C.                                           9,871     67,500
    Helical P.L.C.                                                28,514    105,607
#   Henderson Group P.L.C.                                       172,086    474,977
    Hikma Pharmaceuticals P.L.C.                                  21,954    505,670
    Hill & Smith Holdings P.L.C.                                  20,603    312,505
    Hiscox, Ltd.                                                  80,522  1,041,982
    Hochschild Mining P.L.C.                                      72,488    225,915
    HomeServe P.L.C.                                              76,715    578,216
    Howden Joinery Group P.L.C.                                  110,377    525,826
    HSBC Holdings P.L.C. Sponsored ADR                           189,958  8,092,211
    Hunting P.L.C.                                                57,000    400,245
    IG Group Holdings P.L.C.                                      88,248    593,247
#*  Imagination Technologies Group P.L.C.                         50,416    151,425
    IMI P.L.C.                                                    85,165  1,253,141
    Imperial Brands P.L.C.                                        25,869  1,198,449
    Imperial Brands P.L.C. Sponsored ADR                             658     31,051
    Inchcape P.L.C.                                              112,517  1,018,366
    Indivior P.L.C.                                              136,241    508,780
    Informa P.L.C.                                               113,636    934,134
    Inmarsat P.L.C.                                               92,966    712,287
    InterContinental Hotels Group P.L.C.                           3,189    148,095
    InterContinental Hotels Group P.L.C. ADR                      14,571    676,532
    Intermediate Capital Group P.L.C.                             53,328    465,614
    International Consolidated Airlines Group SA                  74,235    446,930
    International Consolidated Airlines Group SA Sponsored ADR       775      9,350
    International Personal Finance P.L.C.                         35,050     77,173
    Interserve P.L.C.                                             43,311    176,358
    Intertek Group P.L.C.                                         24,557  1,051,203
    Investec P.L.C.                                              118,615    841,578
*   IP Group P.L.C.                                               40,578     98,255
    ITE Group P.L.C.                                             127,735    251,505
    ITV P.L.C.                                                   213,539    547,947

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
UNITED KINGDOM -- (Continued)
#   J D Wetherspoon P.L.C.                                          43,539 $  513,859
    J Sainsbury P.L.C.                                             579,761  1,886,290
*   Jackpotjoy P.L.C.                                               17,738    135,002
    James Fisher & Sons P.L.C.                                      14,827    283,896
    Jardine Lloyd Thompson Group P.L.C.                             43,163    560,135
    JD Sports Fashion P.L.C.                                        99,715    436,744
    John Laing Group P.L.C.                                          5,968     19,827
    John Menzies P.L.C.                                             45,473    341,799
    John Wood Group P.L.C.                                          73,657    779,212
    Johnson Matthey P.L.C.                                          40,414  1,657,705
    JRP Group P.L.C.                                                21,641     39,797
    Jupiter Fund Management P.L.C.                                 139,976    709,704
*   Just Eat P.L.C.                                                 33,783    230,075
*   KAZ Minerals P.L.C.                                             72,408    429,640
    KCOM Group P.L.C.                                              136,384    153,551
    Keller Group P.L.C.                                             25,932    265,620
    Kier Group P.L.C.                                               29,131    506,668
    Kingfisher P.L.C.                                              308,064  1,307,051
    Ladbrokes Coral Group P.L.C                                    283,935    427,495
    Laird P.L.C.                                                    59,793    124,903
*   Lamprell P.L.C.                                                 36,760     42,364
    Lancashire Holdings, Ltd.                                       40,980    349,918
    Lavendon Group P.L.C.                                           28,057     95,104
    Legal & General Group P.L.C.                                   531,015  1,574,829
*   Liberty Global P.L.C. Class A                                    4,558    166,259
*   Liberty Global P.L.C. Series C                                  11,158    391,971
*   Liberty Global P.L.C. LiLAC Class A                                569     13,090
*   Liberty Global P.L.C. LiLAC Class C                              1,392     31,073
    Lloyds Banking Group P.L.C.                                  1,595,537  1,308,660
    Lloyds Banking Group P.L.C. ADR                                450,075  1,494,249
    London Stock Exchange Group P.L.C.                               9,860    394,756
*   Lonmin P.L.C.                                                   66,593    106,991
    Lookers P.L.C.                                                  93,383    146,855
    Man Group P.L.C.                                               362,806    609,226
    Marks & Spencer Group P.L.C.                                   400,485  1,697,498
    Marshalls P.L.C.                                                67,145    244,870
    Marston's P.L.C.                                               190,331    316,188
*   McBride P.L.C.                                                  62,305    127,317
    Mears Group P.L.C.                                              20,939    133,696
    Mediclinic International P.L.C.(BYYWHN1)                        20,931    205,064
#   Mediclinic International P.L.C.(B8HX8Z8)                        56,199    556,025
    Meggitt P.L.C.                                                 182,361    961,764
    Melrose Industries P.L.C.                                      686,868  1,691,044
    Merlin Entertainments P.L.C.                                    99,426    597,762
#   Micro Focus International P.L.C.                                42,230  1,142,298
    Millennium & Copthorne Hotels P.L.C.                            41,854    227,753
    Mitchells & Butlers P.L.C.                                      56,927    191,271
    Mitie Group P.L.C.                                             133,004    336,521
    Mondi P.L.C.                                                    50,748  1,121,639
    Moneysupermarket.com Group P.L.C.                               64,418    267,525
    Morgan Advanced Materials P.L.C.                               108,211    411,111
    Morgan Sindall Group P.L.C.                                      1,477     15,217
*   Mothercare P.L.C.                                               34,805     49,750

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
UNITED KINGDOM -- (Continued)
    N Brown Group P.L.C.                                          34,022 $   93,867
    National Express Group P.L.C.                                129,318    551,628
    National Grid P.L.C. Sponsored ADR                            12,335    721,227
    NCC Group P.L.C.                                               4,409     10,277
    NEX Group P.L.C.                                              75,459    545,361
    Next P.L.C.                                                    6,120    295,295
    Northgate P.L.C.                                              45,226    289,345
    Novae Group P.L.C.                                             7,572     59,904
#*  Ocado Group P.L.C.                                            75,429    236,847
    Old Mutual P.L.C.                                            441,125  1,158,359
    OneSavings Bank P.L.C.                                        20,075     85,673
*   Ophir Energy P.L.C.                                          201,234    238,119
    Oxford Instruments P.L.C.                                     20,947    186,870
    Pagegroup P.L.C.                                             110,413    601,410
    Paragon Group of Cos. P.L.C. (The)                            62,442    317,970
    PayPoint P.L.C.                                               13,444    163,202
*   Paysafe Group P.L.C.                                         177,638    856,256
    Pearson P.L.C.                                                   811      6,323
    Pearson P.L.C. Sponsored ADR                                  58,249    450,847
    Pendragon P.L.C.                                             130,785     57,362
    Pennon Group P.L.C.                                           62,468    624,548
    Persimmon P.L.C.                                              43,041  1,048,322
*   Petra Diamonds, Ltd.                                         203,807    389,113
    Petrofac, Ltd.                                                54,695    633,324
*   Petropavlovsk P.L.C.                                         563,405     48,052
    Pets at Home Group P.L.C.                                     40,428    101,735
    Phoenix Group Holdings                                        62,058    589,139
    Photo-Me International P.L.C.                                 62,998    122,101
#   Playtech P.L.C.                                               68,310    713,758
*   Premier Foods P.L.C.                                         328,097    164,188
*   Premier Oil P.L.C.                                           159,725    169,586
    Provident Financial P.L.C.                                    23,369    804,723
    Prudential P.L.C. ADR                                         53,910  2,091,169
    PZ Cussons P.L.C.                                             94,991    364,396
    QinetiQ Group P.L.C.                                         226,826    754,429
    Randgold Resources, Ltd.                                      14,546  1,238,172
    Rank Group P.L.C.                                             36,381     91,190
    Rathbone Brothers P.L.C.                                       9,287    243,140
    Reckitt Benckiser Group P.L.C.                                11,171    958,533
    Redrow P.L.C.                                                 81,903    458,317
    RELX P.L.C.                                                   14,114    253,348
#   RELX P.L.C. Sponsored ADR                                     30,069    547,556
    Renishaw P.L.C.                                               11,553    414,600
    Rentokil Initial P.L.C.                                      227,738    656,206
    Restaurant Group P.L.C. (The)                                 68,949    254,908
    Ricardo P.L.C.                                                 7,098     85,402
    Rightmove P.L.C.                                              10,870    550,970
    Rio Tinto P.L.C.                                               2,919    129,320
#   Rio Tinto P.L.C. Sponsored ADR                                52,755  2,362,896
    Robert Walters P.L.C.                                          2,498     11,589
*   Rolls-Royce Holdings P.L.C.                                  219,142  1,845,750
    Rotork P.L.C.                                                289,828    933,694
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR             93,126    523,368

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
UNITED KINGDOM -- (Continued)
    Royal Dutch Shell P.L.C. Class A                              32,143 $  871,773
    Royal Dutch Shell P.L.C. Class B                               2,443     69,002
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A              114,524  6,228,960
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B              102,642  5,898,836
    Royal Mail P.L.C.                                            164,218    852,842
    RPC Group P.L.C.                                             110,521  1,492,495
    RPS Group P.L.C.                                              50,918    146,129
    RSA Insurance Group P.L.C.                                   155,723  1,127,511
    Saga P.L.C.                                                  105,288    244,644
    Sage Group P.L.C. (The)                                      114,395    884,747
    Savills P.L.C.                                                48,364    472,599
    Schroders P.L.C.(0239581)                                      4,007    109,979
    Schroders P.L.C.(0240549)                                     10,579    392,357
    SDL P.L.C.                                                     7,338     45,214
    Senior P.L.C.                                                 92,911    231,884
*   Serco Group P.L.C.                                           173,395    314,924
    Severfield P.L.C.                                             10,461     10,565
    Severn Trent P.L.C.                                           18,437    528,469
    Shanks Group P.L.C.                                          149,996    178,898
    Shire P.L.C.                                                  22,236  1,238,006
    Shire P.L.C. ADR                                                 735    123,340
    SIG P.L.C.                                                   188,309    243,478
    Sky P.L.C.                                                    65,178    823,501
    Sky P.L.C. Sponsored ADR                                         636     32,185
    Smith & Nephew P.L.C.                                         55,146    824,965
    Smiths Group P.L.C.                                           92,468  1,752,626
    Soco International P.L.C.                                     52,573    101,693
    Spectris P.L.C.                                               34,609  1,053,113
    Speedy Hire P.L.C.                                            62,182     40,014
    Spirax-Sarco Engineering P.L.C.                               19,497  1,058,991
    Spire Healthcare Group P.L.C.                                 14,929     58,920
    Spirent Communications P.L.C.                                102,569    125,827
#*  Sports Direct International P.L.C.                            30,602    109,825
    SSE P.L.C.                                                   129,263  2,429,965
    SSP Group P.L.C.                                              42,384    208,462
    St. Ives P.L.C.                                               25,076     23,082
    St. James's Place P.L.C.                                      72,624    982,497
    St. Modwen Properties P.L.C.                                  57,049    228,537
    Stagecoach Group P.L.C.                                       38,571    101,853
*   Standard Chartered P.L.C.                                    221,856  2,172,491
    Standard Life P.L.C.                                         177,059    773,582
    Sthree P.L.C.                                                  1,993      8,021
    Stobart Group, Ltd.                                           20,339     45,876
    SuperGroup P.L.C.                                             17,484    330,398
    Synthomer P.L.C.                                              89,397    508,100
    TalkTalk Telecom Group P.L.C.                                 77,013    151,869
    Tate & Lyle P.L.C.                                           147,087  1,243,231
    Taylor Wimpey P.L.C.                                         586,135  1,237,454
    Ted Baker P.L.C.                                               5,518    197,556
    Telecom Plus P.L.C.                                           20,064    307,561
*   Tesco P.L.C.                                                 663,742  1,630,522
*   Thomas Cook Group P.L.C.                                     530,482    582,992
    Topps Tiles P.L.C.                                            28,274     29,651

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES      VALUE++
                                                                 --------- --------------
UNITED KINGDOM -- (Continued)
    TP ICAP P.L.C.                                                 121,286 $      709,453
    Travis Perkins P.L.C.                                           58,068      1,065,010
    Trinity Mirror P.L.C.                                          108,000        141,715
    TT Electronics P.L.C.                                           15,838         29,695
    TUI AG                                                          34,526        506,002
#*  Tullow Oil P.L.C.                                              269,940      1,005,886
    U & I Group P.L.C.                                              19,176         39,180
    UBM P.L.C.                                                      84,602        751,751
    UDG Healthcare P.L.C.                                           57,342        463,791
    Ultra Electronics Holdings P.L.C.                               27,080        630,259
    Unilever P.L.C.                                                  1,655         67,037
    Unilever P.L.C. Sponsored ADR                                   22,889        940,967
    UNITE Group P.L.C. (The)                                        59,618        440,058
    United Utilities Group P.L.C.                                   45,838        530,828
*   Vectura Group P.L.C.                                           137,666        225,649
    Vedanta Resources P.L.C.                                        17,593        232,496
    Vesuvius P.L.C.                                                 78,609        468,365
    Victrex P.L.C.                                                  27,472        658,341
    Virgin Money Holdings UK P.L.C.                                 20,125         78,987
    Vodafone Group P.L.C.                                        1,177,738      2,884,904
    Vodafone Group P.L.C. Sponsored ADR                             31,855        793,190
#   Weir Group P.L.C. (The)                                         31,029        786,045
    WH Smith P.L.C.                                                 21,785        447,876
    Whitbread P.L.C.                                                 8,294        410,570
    William Hill P.L.C.                                            291,955        952,328
    Wilmington P.L.C.                                                3,711         12,035
    Wincanton P.L.C.                                                 7,283         22,620
*   Wizz Air Holdings P.L.C.                                         1,105         24,807
    WM Morrison Supermarkets P.L.C.                                535,936      1,597,779
    Wolseley P.L.C.                                                 13,326        825,282
    Worldpay Group P.L.C.                                          169,974        613,196
    WPP P.L.C.                                                      67,844      1,579,007
#   WPP P.L.C. Sponsored ADR                                         3,436        399,401
    WS Atkins P.L.C.                                                27,702        510,877
    Xaar P.L.C.                                                     11,107         55,754
    Zoopla Property Group P.L.C.                                    32,633        150,718
                                                                           --------------
TOTAL UNITED KINGDOM                                                          229,131,171
                                                                           --------------
UNITED STATES -- (0.1%)
*   IMAX Corp.                                                       3,900        127,159
    International Game Technology P.L.C.                             2,733         72,179
*   TechnipFMC P.L.C.(BYW2H44)                                      52,904      1,733,867
*   TechnipFMC P.L.C.(G87110105)                                     1,364         45,858
                                                                           --------------
TOTAL UNITED STATES                                                             1,979,063
                                                                           --------------
TOTAL COMMON STOCKS                                                         1,904,464,431
                                                                           --------------
PREFERRED STOCKS -- (1.0%)
BRAZIL -- (0.6%)
    Alpargatas SA                                                   44,900        148,064
    Banco ABC Brasil SA(B23DMP8)                                    24,833        130,379
*   Banco ABC Brasil SA(BD30TG6)                                     1,084          5,693

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
BRAZIL -- (Continued)
    Banco Bradesco SA                                            123,894 $ 1,285,423
    Banco Bradesco SA ADR                                         55,308     571,332
    Banco do Estado do Rio Grande do Sul SA Class B               74,025     369,863
    Braskem SA Class A                                            31,067     320,943
*   Centrais Eletricas Brasileiras SA Class B                     26,500     207,763
    Cia Brasileira de Distribuicao                                32,764     602,440
    Cia de Gas de Sao Paulo--COMGAS Class A                        4,500      66,469
    Cia de Saneamento do Parana                                   33,100     148,214
    Cia de Transmissao de Energia Eletrica Paulista                7,767     161,938
    Cia Energetica de Minas Gerais                               116,000     336,315
    Cia Energetica de Sao Paulo Class B                           37,300     205,904
    Cia Energetica do Ceara Class A                                2,100      31,774
    Cia Ferro Ligas da Bahia--Ferbasa                             10,300      28,336
    Cia Paranaense de Energia                                     18,200     185,740
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA        22,900      85,689
    Gerdau SA                                                    200,788     778,102
    Itau Unibanco Holding SA                                     142,034   1,678,200
    Itau Unibanco Holding SA ADR                                  66,308     783,097
    Lojas Americanas SA                                           65,380     347,202
    Marcopolo SA                                                 155,900     142,440
*   Petroleo Brasileiro SA                                       279,946   1,334,634
*   Petroleo Brasileiro SA Sponsored ADR                          42,200     401,322
*   Randon SA Implementos e Participacoes                         78,100      96,922
    Suzano Papel e Celulose SA Class A                            80,938     344,245
    Telefonica Brasil SA                                          11,570     171,340
*   Usinas Siderurgicas de Minas Gerais SA Class A               133,673     222,932
    Vale SA                                                      102,200     991,520
    Vale SA Sponsored ADR                                         14,280     138,373
                                                                         -----------
TOTAL BRAZIL                                                              12,322,608
                                                                         -----------
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B                                   6,694      14,193
    Embotelladora Andina SA Class B                               38,816     139,955
                                                                         -----------
TOTAL CHILE                                                                  154,148
                                                                         -----------
COLOMBIA -- (0.0%)
    Avianca Holdings SA                                           71,187      75,087
    Banco Davivienda SA                                           12,267     131,950
    Grupo Argos SA                                                 3,950      25,444
    Grupo de Inversiones Suramericana SA                           5,140      66,817
                                                                         -----------
TOTAL COLOMBIA                                                               299,298
                                                                         -----------
GERMANY -- (0.4%)
    Bayerische Motoren Werke AG                                    6,158     462,618
    Biotest AG                                                     5,953     103,154
    Draegerwerk AG & Co. KGaA                                      2,175     191,282
    Fuchs Petrolub SE                                              8,076     369,833
    Henkel AG & Co. KGaA                                           2,460     300,300
    Jungheinrich AG                                               14,268     439,709
    Porsche Automobil Holding SE                                  18,601   1,118,910
    Sartorius AG                                                   6,416     451,596
    Schaeffler AG                                                 15,971     258,985

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
GERMANY -- (Continued)
    Sixt SE                                                          5,596 $   229,905
    STO SE & Co. KGaA                                                  585      59,643
    Villeroy & Boch AG                                               1,844      28,873
    Volkswagen AG                                                   20,761   3,241,955
                                                                           -----------
TOTAL GERMANY                                                                7,256,763
                                                                           -----------
TOTAL PREFERRED STOCKS                                                      20,032,817
                                                                           -----------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Iochpe Maxion SA Rights 2/09/17                                  8,234       1,045
*   Multiplan Empreendimentos Imobiliarios SA Rights 2/13/17           652         923
                                                                           -----------
TOTAL BRAZIL                                                                     1,968
                                                                           -----------
HONG KONG -- (0.0%)
*   Abel Engineering Rights 02/07/17                                 2,000         180
*   Enerchina Holdings, Ltd. Rights 03/06/17                       474,000       2,749
*   Mason Financial Holdings, Ltd. Rights 02/01/17               1,007,999       1,819
                                                                           -----------
TOTAL HONG KONG                                                                  4,748
                                                                           -----------
PORTUGAL -- (0.0%)
#*  Banco Comercial Portugues SA Rights 02/02/17                    68,578      69,292
                                                                           -----------
SINGAPORE -- (0.0%)
*   Tat Hong Holdings, Ltd. Rights 03/02/17                         17,460         372
                                                                           -----------
SOUTH KOREA -- (0.0%)
*   Korean Air Lines Co., Ltd. Rights 03/07/17                       2,594      12,388

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES      VALUE++
                                                                  --------- --------------
SOUTH KOREA -- (Continued)
*    Samsung Securities Co., Ltd. Rights 03/08/17                     1,532 $        8,042
                                                                            --------------
TOTAL SOUTH KOREA                                                                   20,430
                                                                            --------------
SPAIN -- (0.0%)
*    ACS Actividades de Construccion y Servicios SA Rights
       02/09/17                                                      28,694         12,886
                                                                            --------------
SWEDEN -- (0.0%)
#*   Karo Pharma AB Rights 02/09/2017                                18,948          1,430
                                                                            --------------
TAIWAN -- (0.0%)
*    Gintech Energy Corp. Rights 02/15/17                            14,751          1,623
                                                                            --------------
THAILAND -- (0.0%)
*    TPI Polene PCL Rights 04/30/17                                  12,820             --
                                                                            --------------
TURKEY -- (0.0%)
*    Zorlu Enerji Elektrik Uretim A.S. Rights 02/13/17               21,255          1,465
                                                                            --------------
TOTAL RIGHTS/WARRANTS                                                              114,214
                                                                            --------------
TOTAL INVESTMENT SECURITIES                                                  1,924,611,462
                                                                            --------------

                                                                               VALUE+
                                                                            --------------
SECURITIES LENDING COLLATERAL -- (5.1%)
(S)@ DFA Short Term Investment Fund                               8,986,932    103,996,773
                                                                            --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,965,172,223)^^                       $2,028,608,235
                                                                            ==============

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):


                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------
                                                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                                             ------------ -------------- ------- --------------
Common Stocks
   Australia                                                 $  1,043,225 $   89,373,421   --    $   90,416,646
   Austria                                                             --      9,009,091   --         9,009,091
   Belgium                                                        321,642     19,252,325   --        19,573,967
   Brazil                                                       1,822,935     25,674,962   --        27,497,897
   Canada                                                     131,928,804             --   --       131,928,804
   Chile                                                        1,474,925      4,258,123   --         5,733,048
   China                                                       12,466,396    110,847,122   --       123,313,518
   Colombia                                                     1,772,673             --   --         1,772,673
   Czech Republic                                                      --        498,150   --           498,150
   Denmark                                                        193,293     24,592,467   --        24,785,760
   Egypt                                                               --        125,398   --           125,398
   Finland                                                        112,035     24,063,008   --        24,175,043
   France                                                       1,836,903     99,548,803   --       101,385,706
   Germany                                                      2,030,985     97,779,684   --        99,810,669
   Greece                                                              --        432,830   --           432,830
   Hong Kong                                                       51,884     43,060,029   --        43,111,913
   Hungary                                                             --      1,800,193   --         1,800,193
   India                                                          828,308     48,766,592   --        49,594,900
   Indonesia                                                      186,740     12,114,823   --        12,301,563
   Ireland                                                      1,931,808      6,188,124   --         8,119,932
   Israel                                                       1,926,483      7,679,007   --         9,605,490
   Italy                                                        1,346,121     37,384,672   --        38,730,793
   Japan                                                        3,025,170    347,222,031   --       350,247,201
   Malaysia                                                            --     12,393,616   --        12,393,616
   Mexico                                                      17,134,466             --   --        17,134,466
   Netherlands                                                  3,365,061     35,347,664   --        38,712,725
   New Zealand                                                      3,307      7,523,454   --         7,526,761
   Norway                                                         171,482     13,587,619   --        13,759,101
   Peru                                                           381,969             --   --           381,969
   Philippines                                                     27,045      6,525,722   --         6,552,767
   Poland                                                              --      7,248,539   --         7,248,539
   Portugal                                                            --      3,921,031   --         3,921,031
   Russia                                                       1,069,552      5,026,767   --         6,096,319
   Singapore                                                           --     16,157,884   --        16,157,884
   South Africa                                                 3,580,015     33,540,917   --        37,120,932
   South Korea                                                  1,016,319     76,859,840   --        77,876,159
   Spain                                                          728,354     35,102,320   --        35,830,674
   Sweden                                                          79,326     40,420,593   --        40,499,919
   Switzerland                                                  3,335,189     84,696,787   --        88,031,976
   Taiwan                                                       4,361,616     66,353,424   --        70,715,040
   Thailand                                                    13,322,531             --   --        13,322,531
   Turkey                                                          17,880      6,082,723   --         6,100,603
   United Kingdom                                              55,599,993    173,531,178   --       229,131,171
   United States                                                1,979,063             --   --         1,979,063
Preferred Stocks
   Brazil                                                       1,899,817     10,422,791   --        12,322,608
   Chile                                                               --        154,148   --           154,148
   Colombia                                                       299,298             --   --           299,298
   Germany                                                             --      7,256,763   --         7,256,763
Rights/Warrants
   Brazil                                                              --          1,968   --             1,968
   Hong Kong                                                           --          4,748   --             4,748
   Portugal                                                            --         69,292   --            69,292
   Singapore                                                           --            372   --               372
   South Korea                                                         --         20,430   --            20,430
   Spain                                                               --         12,886   --            12,886
   Sweden                                                              --          1,430   --             1,430
   Taiwan                                                              --          1,623   --             1,623
   Turkey                                                              --          1,465   --             1,465
Securities Lending Collateral                                          --    103,996,773   --       103,996,773
                                                             ------------ --------------   --    --------------
Total                                                        $272,672,613 $1,755,935,622   --    $2,028,608,235
                                                             ============ ==============   ==    ==============

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                                               SHARES      VALUE+
                                                                                              --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.            7,141,516 $134,903,240
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.     8,933,208  108,359,812
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.  2,864,077   52,756,307
                                                                                                        ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $265,022,214)                                                                                 296,019,359
                                                                                                        ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $265,022,214)^^                                                                              $296,019,359
                                                                                                        ============

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ----------------------------------------------
                                                               LEVEL 1        LEVEL 2    LEVEL 3     TOTAL
                                                             ------------   -----------  ------- ------------
Affiliated Investment Companies                              $296,019,359            --    --    $296,019,359
Futures Contracts**                                               285,535            --    --         285,535
Forward Currency Contracts**                                           --   $(2,111,931)   --      (2,111,931)
                                                             ------------   -----------    --    ------------
TOTAL                                                        $296,304,894   $(2,111,931)   --    $294,192,963
                                                             ============   ===========    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                          EMERGING MARKETS PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                                   VALUE+
                                                                               --------------
Affiliated Investment Company -- (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company  $5,128,708,822
                                                                               --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $4,118,827,382)^^                                                   $5,128,708,822
                                                                               ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                                             VALUE+
                                                                                         --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company  $5,751,396,067
                                                                                         --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $5,572,542,508) ^^                                                            $5,751,396,067
                                                                                         ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                    VALUE+
                                                                ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in Dimensional Emerging Markets Value Fund           $16,711,776,286
                                                                ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $17,002,009,438)^^                                         $16,711,776,286
                                                                ===============

Summary of the Portfolio's Master Fund's investments as of January 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                    EMERGING MARKETS CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                   SHARES     VALUE++
                                                                 ---------- -----------
COMMON STOCKS -- (92.4%)
BRAZIL -- (6.3%)
    AES Tiete Energia SA(BZ8W2L7)                                 1,555,758 $ 7,175,745
    AES Tiete Energia SA(BZ8W2J5)                                       681         634
    Aliansce Shopping Centers SA                                  1,122,420   5,325,368
    Alupar Investimento SA                                          380,430   2,229,553
    Ambev SA                                                      1,591,620   8,689,741
    AMBEV SA ADR                                                 12,546,714  67,626,788
    Arezzo Industria e Comercio SA                                  501,231   4,629,808
*   B2W Cia Digital                                                 923,575   3,516,023
    Banco Bradesco SA                                             2,776,901  28,324,136
    Banco do Brasil SA                                            2,325,351  22,954,837
    Banco Santander Brasil SA(05967A107)                            140,666   1,394,000
    Banco Santander Brasil SA(B4V5RY4)                              700,383   6,958,653
    BB Seguridade Participacoes SA                                2,545,647  22,540,242
    BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros      12,652,118  74,235,543
*   BR Malls Participacoes SA                                     4,961,461  23,088,003
*   Brasil Brokers Participacoes SA                               1,336,822     743,743
    BrasilAgro - Co. Brasileira de Propriedades Agricolas            63,300     239,118
    Braskem SA Sponsored ADR                                        584,013  12,083,229
    BRF SA                                                        2,158,888  30,469,845
    BRF SA ADR                                                    1,194,500  16,878,285
    BTG Pactual Group                                               242,717   1,276,809
    CCR SA                                                        6,293,596  30,992,951
*   Centrais Eletricas Brasileiras SA                             1,246,000   8,234,874
    CETIP SA - Mercados Organizados                               1,913,550  28,575,377
    Cia Brasileira de Distribuicao ADR                              194,588   3,568,744
    Cia de Saneamento Basico do Estado de Sao Paulo               1,072,328  10,667,904
    Cia de Saneamento Basico do Estado de Sao Paulo ADR             976,227   9,723,221
    Cia de Saneamento de Minas Gerais-COPASA                        534,158   7,314,026
    Cia Energetica de Minas Gerais                                  374,139   1,152,512
    Cia Energetica de Minas Gerais Sponsored ADR                  1,059,060   3,007,729
    Cia Hering                                                    1,732,252   8,519,415
    Cia Paranaense de Energia                                       152,500   1,099,690
    Cia Paranaense de Energia Sponsored ADR                         283,710   2,896,679
*   Cia Siderurgica Nacional SA                                   2,985,755  10,951,267
*   Cia Siderurgica Nacional SA Sponsored ADR                     3,613,990  13,154,924
    Cielo SA                                                      3,364,690  28,276,283
*   Cosan Logistica SA                                              607,167   1,135,405
    Cosan SA Industria e Comercio                                   641,440   8,196,937
    CPFL Energia SA                                                 871,420   7,002,040
    CPFL Energia SA ADR                                             217,531   3,493,548
    CVC Brasil Operadora e Agencia de Viagens SA                    332,100   2,740,457
    Cyrela Brazil Realty SA Empreendimentos e Participacoes       3,303,817  13,579,816
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes                                                  15,734      47,979
    Dimed SA Distribuidora da Medicamentos                            1,500     308,142
    Direcional Engenharia SA                                      1,090,826   2,046,443
*   Duratex SA                                                    2,505,409   5,996,797
    EcoRodovias Infraestrutura e Logistica SA                     2,228,743   6,032,457
    EDP - Energias do Brasil SA                                   3,432,592  15,302,472
    Embraer SA ADR                                                  946,152  21,629,035
    Engie Brasil Energia SA                                         951,409  10,808,837
    Equatorial Energia SA                                         1,798,397  33,152,454

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
BRAZIL -- (Continued)
    Estacio Participacoes SA                                     1,812,334 $ 9,144,193
*   Eternit SA                                                   1,148,420     546,742
    Even Construtora e Incorporadora SA                          2,794,277   3,982,016
    Ez Tec Empreendimentos e Participacoes SA                      666,795   3,863,430
    Fibria Celulose SA                                             558,342   5,206,441
    Fibria Celulose SA Sponsored ADR                             1,057,881   9,753,663
    Fleury SA                                                      588,063   7,089,940
    Fras-Le SA                                                       6,000       8,970
    GAEC Educacao SA                                               182,253     775,012
    Gafisa SA                                                    2,012,500   1,571,488
    Gafisa SA ADR                                                1,390,877   2,128,042
    Gerdau SA                                                      900,682   2,467,691
    Gerdau SA Sponsored ADR                                      4,354,272  16,676,862
*   Gol Linhas Aereas Inteligentes SA ADR                           20,897     414,380
    Grendene SA                                                    552,628   3,246,616
    Guararapes Confeccoes SA                                        64,032   1,385,015
    Helbor Empreendimentos SA                                    1,518,634   1,200,052
    Hypermarcas SA                                               1,258,580  11,164,518
    Iguatemi Empresa de Shopping Centers SA                        583,844   5,524,005
*   International Meal Co. Alimentacao SA                          527,076     877,900
    Iochpe Maxion SA                                               936,303   3,860,324
    Itau Unibanco Holding SA                                     1,161,266  11,848,883
    JBS SA                                                       6,615,014  24,989,122
*   JHSF Participacoes SA                                          619,229     405,174
*   Joao Fortes Engenharia SA                                       20,369      14,221
    JSL SA                                                         519,318   1,589,711
    Kepler Weber SA                                                109,304     684,626
    Klabin SA                                                    2,584,807  13,323,901
    Kroton Educacional SA                                        5,946,427  25,495,603
    Light SA                                                       900,896   5,622,529
    Linx SA                                                        320,614   1,835,767
    Localiza Rent a Car SA                                       1,394,648  16,312,979
*   Log-in Logistica Intermodal SA                                  33,276      41,912
    Lojas Americanas SA                                          1,201,664   5,015,924
    Lojas Renner SA                                              4,484,089  33,984,313
*   LPS Brasil Consultoria de Imoveis SA                           386,280     561,593
    M Dias Branco SA                                               241,185   9,484,971
*   Magazine Luiza SA                                               47,800   1,941,236
*   Magnesita Refratarios SA                                       271,310   2,109,871
    Mahle-Metal Leve SA Industria e Comercio                       506,800   3,421,569
*   Marfrig Global Foods SA                                      3,393,573   6,958,221
*   Marisa Lojas SA                                                306,821     617,594
*   Mills Estruturas e Servicos de Engenharia SA                   715,063     901,068
*   Minerva SA                                                   1,382,685   5,271,217
    MRV Engenharia e Participacoes SA                            3,621,455  14,667,300
    Multiplan Empreendimentos Imobiliarios SA                      359,038   7,116,169
    Multiplus SA                                                   550,448   6,215,178
    Natura Cosmeticos SA                                         1,204,000   9,655,644
    Odontoprev SA                                                2,329,620   8,287,967
    Paranapanema SA                                              1,594,931     728,656
*   Petroleo Brasileiro SA                                       5,190,673  26,676,378
*   Petroleo Brasileiro SA Sponsored ADR                         3,630,400  37,247,904
    Porto Seguro SA                                              1,013,053   8,448,831

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES      VALUE++
                                                                 ---------- --------------
BRAZIL -- (Continued)
    Portobello SA                                                   195,000 $      164,123
*   Profarma Distribuidora de Produtos Farmaceuticos SA              19,800         54,535
*   Prumo Logistica SA                                               35,554         92,009
    QGEP Participacoes SA                                           990,900      1,785,795
    Qualicorp SA                                                  2,487,865     16,271,981
    Raia Drogasil SA                                              1,355,925     28,179,405
*   Restoque Comercio e Confeccoes de Roupas SA                     672,323        864,082
    Rodobens Negocios Imobiliarios SA                               142,921        315,342
*   Rumo Logistica Operadora Multimodal SA                        3,878,331      9,237,563
*   Santos Brasil Participacoes SA                                2,093,225      1,421,790
    Sao Carlos Empreendimentos e Participacoes SA                    12,100        102,549
    Sao Martinho SA                                               1,653,861     10,740,210
    Ser Educacional SA                                              181,996      1,024,420
    SLC Agricola SA                                                 671,824      3,500,790
    Smiles SA                                                       506,005      8,350,692
    Sonae Sierra Brasil SA                                          197,218      1,156,870
    Sul America SA                                                2,019,074     11,911,820
    T4F Entretenimento SA                                             5,600         11,374
    Technos SA                                                      104,816        134,430
    Tecnisa SA                                                    1,400,772      1,240,680
*   Tegma Gestao Logistica                                           13,400         40,025
    Telefonica Brasil SA ADR                                        478,639      7,074,284
*   Terra Santa Agro SA                                               5,300         21,200
    Tim Participacoes SA                                          3,163,737      8,984,544
    Tim Participacoes SA ADR                                        307,211      4,340,891
    Totvs SA                                                      1,159,769      9,605,110
    TPI - Triunfo Participacoes e Investimentos SA                  168,927        160,874
    Transmissora Alianca de Energia Eletrica SA                   1,385,156      9,432,818
    Tupy SA                                                          36,900        139,587
    Ultrapar Participacoes SA                                     2,067,950     43,395,862
    Ultrapar Participacoes SA Sponsored ADR                          70,325      1,472,606
*   Usinas Siderurgicas de Minas Gerais SA                          229,444        602,313
    Vale SA                                                       1,501,092     15,333,107
    Vale SA Sponsored ADR                                         1,912,521     19,469,464
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A                                 698,449      5,312,791
    Via Varejo SA                                                   356,248      1,014,105
    WEG SA                                                        2,457,246     12,406,027
                                                                            --------------
TOTAL BRAZIL                                                                 1,257,717,918
                                                                            --------------
CHILE -- (1.3%)
    AES Gener SA                                                 11,099,421      3,869,399
    Aguas Andinas SA Class A                                     17,108,381      9,292,003
    Banco de Chile                                               36,500,983      4,350,992
    Banco de Chile ADR                                               98,905      7,052,916
    Banco de Credito e Inversiones                                  187,123      9,623,685
    Banco Santander Chile                                         3,147,355        170,379
    Banco Santander Chile ADR                                       621,802     13,424,705
    Banmedica SA                                                    727,342      1,446,602
    Besalco SA                                                    1,638,315        644,422
    CAP SA                                                          938,334      8,635,453
    Cementos BIO BIO SA                                             180,149        180,704
    Cencosud SA                                                   3,893,928     11,349,763

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES      VALUE++
                                                                 ----------- ------------
CHILE -- (Continued)
    Cencosud SA ADR                                                    6,235 $     53,683
    Cia Cervecerias Unidas SA                                        339,280    3,842,943
    Cia Cervecerias Unidas SA Sponsored ADR                          195,793    4,422,964
*   Cia Sud Americana de Vapores SA                               65,077,810    1,951,365
    Clinica LAS Condes SA                                                309       16,909
    Colbun SA                                                     34,960,428    6,660,564
    Cristalerias de Chile SA                                          59,157      570,372
    Embotelladora Andina SA Class A ADR                                2,422       48,246
    Embotelladora Andina SA Class B ADR                               67,366    1,448,369
*   Empresa Nacional de Telecomunicaciones SA                      1,213,704   13,129,416
*   Empresas AquaChile SA                                            433,769      229,760
    Empresas CMPC SA                                               5,445,908   11,722,450
    Empresas COPEC SA                                              1,242,020   12,707,487
    Empresas Hites SA                                              1,151,148      826,719
*   Empresas La Polar SA                                           5,264,855      239,464
    Enel Americas SA                                              15,150,378    2,710,044
    Enel Americas SA Sponsored ADR                                 2,330,101   21,040,808
    Enel Chile SA(BYMLZD6)                                        15,150,378    1,460,893
    Enel Chile SA(29278D105)                                       2,026,836    9,769,350
    Enel Generacion Chile SA                                       4,972,821    3,200,625
    Enel Generacion Chile SA Sponsored ADR                           215,928    4,184,685
    Engie Energia Chile SA                                         3,871,797    6,387,475
    Enjoy SA                                                         407,211       29,649
    Forus SA                                                         571,195    1,823,121
    Grupo Security SA                                                834,399      286,877
    Inversiones Aguas Metropolitanas SA                            4,206,095    6,058,077
    Inversiones La Construccion SA                                   119,959    1,563,164
    Itau CorpBanca(45033E105)                                         72,474      887,807
    Itau CorpBanca(BYT25P4)                                      965,806,235    7,915,108
*   Latam Airlines Group SA                                          121,449    1,121,959
    Latam Airlines Group SA Sponsored ADR                          1,591,949   14,598,172
    Masisa SA                                                     13,698,396      666,987
    Molibdenos y Metales SA                                           84,984      678,006
*   Multiexport Foods SA                                           2,734,356      952,950
    Parque Arauco SA                                               4,586,184   11,134,989
    PAZ Corp. SA                                                   1,360,626    1,006,230
    Ripley Corp. SA                                                6,678,497    4,015,291
    SACI Falabella                                                 1,564,009   12,678,080
    Salfacorp SA                                                     875,165      625,642
    Sigdo Koppers SA                                               1,764,914    2,258,819
    Sociedad Matriz SAAM SA                                       17,875,739    1,435,863
    Sociedad Quimica y Minera de Chile SA Sponsored ADR              344,188   11,124,156
    Socovesa SA                                                    1,364,609      415,746
    Sonda SA                                                       2,832,816    4,607,944
    Vina Concha y Toro SA                                          2,684,224    4,366,466
    Vina Concha y Toro SA Sponsored ADR                               27,985      914,270
                                                                             ------------
TOTAL CHILE                                                                   267,830,987
                                                                             ------------
CHINA -- (15.3%)
*   21Vianet Group, Inc. ADR                                          33,079      237,176
    361 Degrees International, Ltd.                                5,335,000    2,285,127
*   500.com, Ltd. Class A ADR                                         19,305      258,880
*   51job, Inc. ADR                                                    2,025       71,239

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES      VALUE++
                                                                 ----------- -----------
CHINA -- (Continued)
*   58.com, Inc. ADR                                                 198,702 $ 5,798,124
#   AAC Technologies Holdings, Inc.                                1,742,500  17,894,940
    Agile Group Holdings, Ltd.                                    11,948,465   6,380,299
    Agricultural Bank of China, Ltd. Class H                      45,690,460  19,085,885
    Air China, Ltd. Class H                                        6,892,000   4,931,424
    Ajisen China Holdings, Ltd.                                    2,499,000     999,833
*   Alibaba Group Holding, Ltd. Sponsored ADR                        928,258  94,041,818
*   Alibaba Health Information Technology, Ltd.                    2,954,000   1,369,243
#*  Alibaba Pictures Group, Ltd.                                  16,090,000   2,703,171
*   Aluminum Corp. of China, Ltd. ADR                                229,002   2,951,836
#*  Aluminum Corp. of China, Ltd. Class H                          4,582,000   2,366,647
    AMVIG Holdings, Ltd.                                           1,688,000     578,654
*   Angang Steel Co., Ltd. Class H                                 5,323,160   4,075,350
#   Anhui Conch Cement Co., Ltd. Class H                           2,872,500   9,243,602
    Anhui Expressway Co., Ltd. Class H                             2,256,000   1,674,907
#   Anta Sports Products, Ltd.                                     3,859,000  12,282,632
*   Anton Oilfield Services Group                                 10,270,000   1,526,645
#*  Anxin-China Holdings, Ltd.                                    13,373,000     124,442
    Asia Cement China Holdings Corp.                               2,581,500     637,272
#*  Asian Citrus Holdings, Ltd.                                    3,478,000     201,717
#   Ausnutria Dairy Corp., Ltd.                                       67,000      26,223
*   AVIC International Holding HK, Ltd.                            5,782,000     370,024
    AVIC International Holdings, Ltd. Class H                      1,048,000     553,689
#   AviChina Industry & Technology Co., Ltd. Class H               8,326,212   6,111,992
    BAIC Motor Corp., Ltd. Class H                                 1,978,500   1,896,194
*   Baidu, Inc. Sponsored ADR                                        179,105  31,355,912
    Bank of China, Ltd. Class H                                  150,583,702  68,201,827
    Bank of Chongqing Co., Ltd. Class H                            1,473,500   1,268,507
    Bank of Communications Co., Ltd. Class H                      14,957,618  11,001,964
#*  Baoxin Auto Group, Ltd.                                        1,003,864     339,299
    Baoye Group Co., Ltd. Class H                                  1,544,440   1,142,293
    BBMG Corp. Class H                                             9,647,404   3,702,286
    Beijing Capital International Airport Co., Ltd. Class H        8,108,000   7,843,857
    Beijing Capital Land, Ltd. Class H                             8,202,000   3,242,356
#*  Beijing Enterprises Environment Group, Ltd.                      437,000      78,529
    Beijing Enterprises Holdings, Ltd.                             1,672,528   8,337,304
*   Beijing Enterprises Medical & Health Group, Ltd.               1,650,000      90,068
#   Beijing Enterprises Water Group, Ltd.                         15,476,469  10,734,182
#   Beijing Jingneng Clean Energy Co., Ltd. Class H                8,558,000   2,546,058
    Beijing North Star Co., Ltd. Class H                           3,478,000   1,097,567
#*  Beijing Properties Holdings, Ltd.                              2,694,967     128,167
    Beijing Urban Construction Design & Development Group Co.,
      Ltd. Class H                                                   575,000     362,735
    Belle International Holdings, Ltd.                            24,007,114  14,633,411
    Best Pacific International Holdings, Ltd.                        646,000     526,628
    Besunyen Holdings Co., Ltd.                                      230,000      15,367
#*  Biostime International Holdings, Ltd.                          1,107,500   3,778,139
*   Bitauto Holdings, Ltd. ADR                                        17,725     345,637
#   Bloomage Biotechnology Corp., Ltd.                               757,500   1,155,282
#   Boer Power Holdings, Ltd.                                      1,882,000     717,535
    Bosideng International Holdings, Ltd.                         17,808,157   1,553,440
#*  Boyaa Interactive International, Ltd.                          1,149,000     582,877
#   Brilliance China Automotive Holdings, Ltd.                     5,568,000   7,843,863
    Brilliant Circle Holdings International, Ltd.                     60,000      10,718

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES      VALUE++
                                                                 ----------- ------------
CHINA -- (Continued)
#   Byd Co., Ltd. Class H                                          1,640,800 $  9,076,693
    BYD Electronic International Co., Ltd.                         6,280,222    5,038,291
    C C Land Holdings, Ltd.                                        8,200,354    2,484,677
#*  C.banner International Holdings, Ltd.                          1,028,000      304,324
    Cabbeen Fashion, Ltd.                                            995,000      263,648
#   Canvest Environmental Protection Group Co., Ltd.                 384,000      192,885
#*  Capital Environment Holdings, Ltd.                             1,642,000       52,032
#*  CAR, Inc.                                                      3,125,000    3,004,755
    Carrianna Group Holdings Co., Ltd.                             1,640,877      160,344
    CECEP COSTIN New Materials Group, Ltd.                         2,583,000      149,809
#   Central China Real Estate, Ltd.                                3,967,074      887,869
#   Central China Securities Co., Ltd. Class H                     3,815,000    1,939,676
    Century Sunshine Group Holdings, Ltd.                         12,975,000      492,085
*   CGN Meiya Power Holdings Co., Ltd.                             2,444,000      366,189
    CGN Power Co., Ltd. Class H                                   14,664,000    4,134,982
    Changshouhua Food Co., Ltd.                                    1,543,000      762,136
*   Changyou.com, Ltd. ADR                                             1,800       43,416
    Chaowei Power Holdings, Ltd.                                   3,327,000    2,735,681
*   Cheetah Mobile, Inc. ADR                                          26,005      256,929
*   Chigo Holding, Ltd.                                           22,124,000      306,766
#   China Aerospace International Holdings, Ltd.                  14,598,600    1,910,797
*   China Agri-Industries Holdings, Ltd.                          15,350,800    7,081,988
*   China Agri-Products Exchange, Ltd.                             1,130,000      174,549
#   China Aircraft Leasing Group Holdings, Ltd.                      683,500      817,850
#   China All Access Holdings, Ltd.                                3,528,000    1,082,764
    China Aluminum Cans Holdings, Ltd.                                94,000       17,399
*   China Animal Healthcare, Ltd.                                  1,485,000      186,608
#   China Animation Characters Co., Ltd.                             943,000      443,044
    China Aoyuan Property Group, Ltd.                              7,528,000    1,701,769
    China BlueChemical, Ltd. Class H                              11,759,122    4,068,477
    China Cinda Asset Management Co., Ltd. Class H                38,018,000   13,170,783
    China CITIC Bank Corp., Ltd. Class H                          20,182,607   13,274,255
*   China City Railway Transportation Technology Holdings Co.,
      Ltd.                                                         1,168,000      234,926
#*  China Coal Energy Co., Ltd. Class H                            9,100,168    4,745,548
    China Communications Construction Co., Ltd. Class H            8,450,387   10,170,787
    China Communications Services Corp., Ltd. Class H             13,335,327    9,064,973
    China Conch Venture Holdings, Ltd.                             1,291,000    2,478,676
    China Construction Bank Corp. Class H                        236,178,302  175,099,840
*   China Datang Corp. Renewable Power Co., Ltd. Class H          11,482,000    1,017,503
#   China Dongxiang Group Co., Ltd.                               18,412,888    3,431,721
*   China Dredging Environment Protection Holdings, Ltd.           1,941,000       82,537
#*  China Dynamics Holdings, Ltd.                                  6,100,000      231,572
#   China Eastern Airlines Corp., Ltd. Class H                     6,060,000    3,056,077
#   China Electronics Corp. Holdings Co., Ltd.                     2,226,000      439,205
    China Electronics Optics Valley Union Holding Co., Ltd.        3,968,000      422,667
#*  China Energine International Holdings, Ltd.                    2,244,000      169,333
*   China Environmental Technology and Bioenergy Holdings, Ltd.    5,420,000      101,629
    China Everbright Bank Co., Ltd. Class H                        7,483,000    3,601,879
#   China Everbright International, Ltd.                           8,479,000   10,283,373
    China Everbright, Ltd.                                         4,428,896    8,455,778
#   China Evergrande Group                                        29,448,000   20,512,582
#*  China Fiber Optic Network System Group, Ltd.                   4,584,800      413,636
    China Financial Services Holdings, Ltd.                        1,292,000      121,200

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
CHINA -- (Continued)
*   China Fire Safety Enterprise Group, Ltd.                        370,000 $     15,438
*   China First Capital Group, Ltd.                                 686,000    1,126,514
#   China Foods, Ltd.                                             4,022,000    1,813,449
    China Fordoo Holdings, Ltd.                                      18,000       18,081
    China Galaxy Securities Co., Ltd. Class H                    13,262,000   12,311,470
#   China Gas Holdings, Ltd.                                      6,090,000    8,816,201
*   China Glass Holdings, Ltd.                                    4,226,000      456,688
    China Greenfresh Group Co., Ltd.                                326,000      156,472
#   China Greenland Broad Greenstate Group Co., Ltd.              3,000,000      521,402
#*  China Hanking Holdings, Ltd.                                  2,452,000      340,104
#   China Harmony New Energy Auto Holding, Ltd.                   3,912,500    1,871,738
#*  China High Precision Automation Group, Ltd.                   1,360,000       40,096
#   China Hongqiao Group, Ltd.                                    7,359,500    7,561,023
*   China Huarong Asset Management Co., Ltd. Class H                340,000      128,885
#   China Huishan Dairy Holdings Co., Ltd.                        5,223,000    1,950,226
*   China Huiyuan Juice Group, Ltd.                               4,494,500    1,534,111
#   China International Marine Containers Group Co.,
      Ltd. Class H                                                  661,600      989,454
*   China ITS Holdings Co., Ltd.                                  2,751,096      200,127
#   China Jinmao Holdings Group, Ltd.                            22,036,976    6,468,380
    China Lesso Group Holdings, Ltd.                              6,283,000    4,284,093
    China Life Insurance Co., Ltd. ADR                              881,250   12,117,187
    China Life Insurance Co., Ltd. Class H                        1,838,000    5,062,929
    China Lilang, Ltd.                                            2,804,000    1,695,408
*   China Longevity Group Co., Ltd.                                 893,399       29,592
    China Longyuan Power Group Corp., Ltd. Class H               10,623,000    8,677,064
#*  China LotSynergy Holdings, Ltd.                              13,040,000      443,616
#*  China Lumena New Materials Corp.                             15,666,000           --
#   China Machinery Engineering Corp. Class H                     3,066,000    1,973,136
#   China Maple Leaf Educational Systems, Ltd.                    3,140,000    1,891,161
    China Medical System Holdings, Ltd.                           5,230,800    8,523,763
    China Mengniu Dairy Co., Ltd.                                 5,472,000   10,214,284
    China Merchants Bank Co., Ltd. Class H                        9,966,146   24,958,852
#   China Merchants Land, Ltd.                                    4,256,000      600,835
    China Merchants Port Holdings Co., Ltd.                       4,458,901   11,920,150
#*  China Metal Recycling Holdings, Ltd.                          1,955,133           --
    China Minsheng Banking Corp., Ltd. Class H                   12,770,800   14,054,535
    China Mobile, Ltd.                                            5,923,500   66,654,903
    China Mobile, Ltd. Sponsored ADR                              1,917,364  109,289,748
#*  China Modern Dairy Holdings, Ltd.                            11,777,000    2,904,145
    China Molybdenum Co., Ltd. Class H                            6,174,000    1,794,490
#   China National Building Material Co., Ltd. Class H           20,330,000   11,889,509
    China National Materials Co., Ltd. Class H                    7,562,000    1,963,752
*   China New Town Development Co., Ltd.                          6,821,177      337,947
#   China NT Pharma Group Co., Ltd.                               2,358,500      499,181
#*  China Ocean Resources Co., Ltd.                                 607,045      655,108
#*  China Oil & Gas Group, Ltd.                                  27,480,000    2,110,264
#   China Oilfield Services, Ltd. Class H                         5,890,000    6,283,025
*   China Overseas Grand Oceans Group, Ltd.                       5,428,000    1,808,157
    China Overseas Land & Investment, Ltd.                       10,608,033   31,149,976
#   China Overseas Property Holdings, Ltd.                        2,971,344      521,405
    China Pacific Insurance Group Co., Ltd. Class H               2,650,865    9,415,892
*   China Packaging Holdings Development, Ltd.                      375,000       73,963
    China Petroleum & Chemical Corp. ADR                            211,889   16,959,580

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
CHINA -- (Continued)
    China Petroleum & Chemical Corp. Class H                     41,044,400 $32,422,050
#   China Pioneer Pharma Holdings, Ltd.                           1,722,000     564,053
    China Power International Development, Ltd.                  14,944,200   5,385,546
#   China Power New Energy Development Co., Ltd.                  2,476,500   1,402,656
*   China Properties Group, Ltd.                                  2,449,000     598,784
#   China Railway Construction Corp., Ltd. Class H                4,902,187   6,801,800
    China Railway Group, Ltd. Class H                             7,087,000   6,203,337
#*  China Rare Earth Holdings, Ltd.                              10,336,399     860,309
    China Reinsurance Group Corp. Class H                           220,000      50,579
*   China Resources Beer Holdings Co., Ltd.                       6,463,661  13,128,427
#   China Resources Cement Holdings, Ltd.                        12,624,946   5,847,995
#   China Resources Gas Group, Ltd.                               3,720,000  11,756,583
    China Resources Land, Ltd.                                   11,648,610  28,813,452
*   China Resources Phoenix Healthcare Holdings Co., Ltd.         1,091,000   1,467,802
    China Resources Power Holdings Co., Ltd.                      6,500,820  11,165,070
*   China Ruifeng Renewable Energy Holdings, Ltd.                 3,080,000     348,499
    China Sanjiang Fine Chemicals Co., Ltd.                       3,379,000   1,061,909
    China SCE Property Holdings, Ltd.                             7,237,400   2,316,640
#*  China Shanshui Cement Group, Ltd.                            10,119,645   1,329,044
#*  China Shengmu Organic Milk, Ltd.                              3,084,000     824,625
    China Shenhua Energy Co., Ltd. Class H                        4,315,000   9,118,924
    China Shineway Pharmaceutical Group, Ltd.                     1,730,000   1,992,550
#   China Silver Group, Ltd.                                      3,168,000     589,223
#   China Singyes Solar Technologies Holdings, Ltd.               3,875,159   1,883,778
#   China South City Holdings, Ltd.                              16,396,711   3,512,177
    China Southern Airlines Co., Ltd. Class H                     7,378,000   4,225,663
    China Southern Airlines Co., Ltd. Sponsored ADR                  41,944   1,214,698
*   China Starch Holdings, Ltd.                                   8,270,000     180,810
    China State Construction International Holdings, Ltd.         4,769,520   7,750,247
    China Suntien Green Energy Corp., Ltd. Class H                8,964,000   1,382,916
*   China Taifeng Beddings Holdings, Ltd.                         1,662,000      43,377
*   China Taiping Insurance Holdings Co., Ltd.                    6,296,930  13,794,766
    China Telecom Corp., Ltd. ADR                                   136,139   6,541,479
    China Telecom Corp., Ltd. Class H                             9,522,000   4,495,700
#   China Tian Lun Gas Holdings, Ltd.                               655,500     624,563
#   China Traditional Chinese Medicine Holdings Co., Ltd.         4,764,000   2,244,939
#   China Travel International Investment Hong Kong, Ltd.        15,173,892   4,244,524
    China Unicom Hong Kong, Ltd.                                 28,462,000  33,594,305
    China Unicom Hong Kong, Ltd. ADR                              1,125,159  13,468,153
*   China Vanadium Titano - Magnetite Mining Co., Ltd.            3,588,000     160,495
    China Vanke Co., Ltd. Class H                                 4,186,300  10,619,638
#   China Vast Industrial Urban Development Co., Ltd.                42,000      16,712
    China Water Affairs Group, Ltd.                               5,050,000   3,434,955
#*  China Water Industry Group, Ltd.                              2,500,000     482,144
    China XLX Fertiliser, Ltd.                                       83,000      29,237
#*  China Yurun Food Group, Ltd.                                  8,684,000   1,348,660
#   China ZhengTong Auto Services Holdings, Ltd.                  6,864,000   2,431,125
#   China Zhongwang Holdings, Ltd.                               10,036,379   4,430,986
#*  Chinasoft International, Ltd.                                 5,726,000   2,747,735
*   Chinese People Holdings Co., Ltd.                            11,215,071     175,875
    Chongqing Machinery & Electric Co., Ltd. Class H              7,739,962     913,374
    Chongqing Rural Commercial Bank Co., Ltd. Class H            12,952,000   7,886,875
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.    2,446,000     346,085

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
CHINA -- (Continued)
    CIFI Holdings Group Co., Ltd.                                 9,150,000 $ 2,572,610
#   CIMC Enric Holdings, Ltd.                                     3,364,000   1,876,986
*   CITIC Dameng Holdings, Ltd.                                   1,382,000      99,102
#*  CITIC Resources Holdings, Ltd.                               13,036,000   1,905,797
    CITIC Securities Co., Ltd. Class H                            5,150,500  10,480,923
    CITIC, Ltd.                                                  13,714,567  20,331,815
#   Citychamp Watch & Jewellery Group, Ltd.                       9,400,000   2,149,489
    Clear Media, Ltd.                                               243,000     254,514
    CNOOC, Ltd.                                                  32,327,000  40,368,465
    CNOOC, Ltd. Sponsored ADR                                       249,652  31,413,711
*   Coastal Greenland, Ltd.                                       3,432,000     100,825
#*  Cogobuy Group                                                 1,849,000   2,510,794
#   Colour Life Services Group Co., Ltd.                            450,000     294,659
#   Comba Telecom Systems Holdings, Ltd.                          8,580,210   1,618,935
*   Comtec Solar Systems Group, Ltd.                              4,506,000     202,823
    Concord New Energy Group, Ltd.                               27,115,909   1,493,138
    Consun Pharmaceutical Group, Ltd.                             1,085,000     527,183
#*  Coolpad Group, Ltd.                                          21,846,000   2,326,309
#*  COSCO SHIPPING Development Co., Ltd. Class H                 11,717,300   2,485,744
    COSCO SHIPPING Energy Transportation Co., Ltd. Class H        7,144,000   3,948,566
#*  COSCO SHIPPING Holdings Co., Ltd. Class H                    11,449,000   4,275,553
    COSCO SHIPPING International Hong Kong Co., Ltd.              1,674,000     753,768
    COSCO SHIPPING Ports, Ltd.                                    9,173,911   9,116,385
*   Coslight Technology International Group Co., Ltd.               578,000     396,355
#   Cosmo Lady China Holdings Co., Ltd.                           2,100,000     642,041
#   Country Garden Holdings Co., Ltd.                            25,391,660  14,559,911
    CP Pokphand Co., Ltd.                                        18,903,658   2,210,351
    CPMC Holdings, Ltd.                                           1,825,000     879,599
    CRRC Corp, Ltd. Class H                                       5,017,324   4,882,479
    CSPC Pharmaceutical Group, Ltd.                              13,188,000  14,842,543
#   CSSC Offshore and Marine Engineering Group Co., Ltd. Class H    310,000     590,533
#   CT Environmental Group, Ltd.                                 10,432,000   2,263,554
*   Ctrip.com International, Ltd. ADR                               189,670   8,195,641
*   Da Ming International Holdings, Ltd.                             34,000      17,144
*   DaChan Food Asia, Ltd.                                        1,513,087     136,170
    Dah Chong Hong Holdings, Ltd.                                 5,364,000   2,182,027
#   Dalian Port PDA Co., Ltd. Class H                             8,275,399   1,432,061
#*  Daphne International Holdings, Ltd.                           5,736,000     513,967
#   Datang International Power Generation Co., Ltd. Class H       9,824,000   2,547,328
    Dawnrays Pharmaceutical Holdings, Ltd.                        1,945,491   1,185,507
#*  DBA Telecommunication Asia Holdings, Ltd.                     1,020,000       8,624
#*  Differ Group Holding Co., Ltd.                                  452,000      42,896
#   Digital China Holdings, Ltd.                                  5,062,000   4,422,334
#   Dongfang Electric Corp., Ltd. Class H                         1,207,600   1,217,703
    Dongfeng Motor Group Co., Ltd. Class H                        8,722,000   9,246,517
#   Dongjiang Environmental Co., Ltd. Class H                       666,395   1,130,448
#*  Dongyue Group, Ltd.                                           6,893,000     456,459
#   Dynagreen Environmental Protection Group Co., Ltd. Class H    1,382,000     655,182
#*  Dynasty Fine Wines Group, Ltd.                                1,708,000      59,436
    Embry Holdings, Ltd.                                            509,000     231,088
    ENN Energy Holdings, Ltd.                                     2,514,000  12,393,900
    EVA Precision Industrial Holdings, Ltd.                       6,522,516     877,692
*   Everbright Securities Co., Ltd. Class H                          53,200      86,587

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
CHINA -- (Continued)
*   EverChina International Holdings Co., Ltd.                   18,242,500 $   737,454
*   Evergreen International Holdings, Ltd.                        1,091,000     126,103
*   Extrawell Pharmaceutical Holdings, Ltd.                       4,802,079     168,936
    Fantasia Holdings Group Co., Ltd.                            11,945,519   1,484,929
    Far East Horizon, Ltd.                                        4,157,000   3,789,639
#   Feiyu Technology International Co., Ltd.                        994,500     147,831
    First Tractor Co., Ltd. Class H                               1,060,000     662,474
*   Forgame Holdings, Ltd.                                           84,600      90,464
#   Fosun International, Ltd.                                     3,942,620   5,983,848
#   Fu Shou Yuan International Group, Ltd.                        3,098,000   1,743,389
    Fufeng Group, Ltd.                                            6,117,800   3,526,681
#*  Fuguiniao Co., Ltd. Class H                                     782,600     293,517
#   Fullshare Holdings, Ltd.                                     22,272,518   9,383,789
    Future Land Development Holdings, Ltd.                        6,028,000   1,358,835
    Fuyao Glass Industry Group Co., Ltd. Class H                    456,000   1,347,804
#*  GCL-Poly Energy Holdings, Ltd.                               82,185,320  10,621,406
    Geely Automobile Holdings, Ltd.                              22,910,000  27,077,849
    Gemdale Properties & Investment Corp., Ltd.                     202,000      12,685
    GF Securities Co., Ltd. Class H                                 877,200   1,875,380
*   Glorious Property Holdings, Ltd.                             14,937,712   1,439,508
    Goldbond Group Holdings, Ltd.                                   650,000      22,106
#   Golden Eagle Retail Group, Ltd.                               2,834,000   4,105,873
#*  Golden Meditech Holdings, Ltd.                                8,919,713   1,417,164
    Golden Throat Holdings Group Co., Ltd.                          547,500     218,274
#   Goldlion Holdings, Ltd.                                         852,866     339,522
    Goldpac Group, Ltd.                                             891,000     256,734
#   GOME Electrical Appliances Holding, Ltd.                     61,380,660   7,639,194
    Good Friend International Holdings, Inc.                        487,333     109,147
#   Goodbaby International Holdings, Ltd.                         3,694,000   1,610,658
    Great Wall Motor Co., Ltd. Class H                            9,635,750   9,654,847
    Greatview Aseptic Packaging Co., Ltd.                         3,561,000   1,693,691
#*  Greenland Hong Kong Holdings, Ltd.                            4,770,275   1,059,656
#*  Greentown China Holdings, Ltd.                                4,941,500   4,061,574
    Guangdong Investment, Ltd.                                    8,982,000  11,145,795
*   Guangdong Land Holdings, Ltd.                                 3,297,361     805,846
    Guangdong Yueyun Transportation Co., Ltd. Class H               500,000     281,128
    Guangshen Railway Co., Ltd. Class H                           3,028,000   1,952,497
    Guangshen Railway Co., Ltd. Sponsored ADR                        68,574   2,204,654
    Guangzhou Automobile Group Co., Ltd. Class H                  1,910,350   2,605,359
#   Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.
      Class H                                                       294,000     718,935
#   Guangzhou R&F Properties Co., Ltd. Class H                    5,895,132   7,561,052
*   Guodian Technology & Environment Group Corp., Ltd. Class H    3,279,000     231,540
    Guolian Securities Co., Ltd. Class H                             38,000      20,184
#*  Haichang Ocean Park Holdings, Ltd.                            1,295,000     298,112
    Haier Electronics Group Co., Ltd.                             4,562,000   8,024,579
    Haitian International Holdings, Ltd.                          2,136,000   4,345,125
    Haitong Securities Co., Ltd. Class H                          7,057,200  12,661,589
*   Hanergy Thin Film Power Group, Ltd.                          37,310,000     183,081
    Harbin Bank Co., Ltd. Class H                                    52,000      15,973
#   Harbin Electric Co., Ltd. Class H                             4,702,587   2,341,340
    Harmonicare Medical Holdings, Ltd.                              109,000      65,745
#*  HC International, Inc.                                          632,000     517,875
    Henderson Investment, Ltd.                                      377,000      31,488

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EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES      VALUE++
                                                                 ----------- ------------
CHINA -- (Continued)
#   Hengan International Group Co., Ltd.                           2,078,122 $ 17,014,091
#*  Hengdeli Holdings, Ltd.                                       13,836,800    1,739,363
#*  Hi Sun Technology China, Ltd.                                  2,790,000      456,966
#*  Hidili Industry International Development, Ltd.                1,816,000       17,109
#   Hilong Holding, Ltd.                                           4,320,000    1,068,350
    Hisense Kelon Electrical Holdings Co., Ltd. Class H               27,000       24,539
#*  HKC Holdings, Ltd.                                               790,088      410,751
*   HNA Holding Group Co., Ltd.                                      990,000       36,832
    HNA Infrastructure Co., Ltd. Class H                             596,000      576,196
*   Honghua Group, Ltd.                                            7,982,000      845,550
    Honworld Group, Ltd.                                             294,000      178,040
    Hopefluent Group Holdings, Ltd.                                  819,973      234,455
    Hopewell Highway Infrastructure, Ltd.                          3,821,028    2,012,788
#   Hopson Development Holdings, Ltd.                              4,124,000    3,628,539
#   HOSA International, Ltd.                                       1,460,000      501,048
#   Hua Han Health Industry Holdings, Ltd.                        22,424,041    1,148,817
    Huadian Fuxin Energy Corp., Ltd. Class H                      12,930,000    3,002,345
#   Huadian Power International Corp., Ltd. Class H                5,996,000    2,548,483
#   Huaneng Power International, Inc. Class H                      4,942,000    3,205,874
    Huaneng Power International, Inc. Sponsored ADR                  105,617    2,763,997
    Huaneng Renewables Corp., Ltd. Class H                        23,408,000    7,264,393
    Huatai Securities Co., Ltd. Class H                            2,070,800    3,993,672
#   Huishang Bank Corp., Ltd. Class H                              1,963,000      990,628
*   Huiyin Smart Community Co., Ltd.                                 304,000       27,700
    Hydoo International Holding, Ltd.                                150,000       12,891
#*  IMAX China Holding, Inc.                                          24,700      114,456
    Industrial & Commercial Bank of China, Ltd. Class H          172,209,725  105,286,374
    Inspur International, Ltd.                                     2,056,000      488,990
#   Intime Retail Group Co., Ltd.                                  4,594,000    5,669,217
*   InvesTech Holdings, Ltd.                                       1,160,000      218,247
*   JD.com, Inc. ADR                                                 395,650   11,236,460
#   Jiangnan Group, Ltd.                                           7,376,000    1,042,855
    Jiangsu Expressway Co., Ltd. Class H                           3,562,000    4,461,074
    Jiangxi Copper Co., Ltd. Class H                               4,831,000    8,342,825
*   JinkoSolar Holding Co., Ltd. ADR                                  22,675      324,706
#   Joy City Property, Ltd.                                        1,824,000      234,129
    Ju Teng International Holdings, Ltd.                           5,046,090    1,617,039
    K Wah International Holdings, Ltd.                                54,000       26,973
*   Kai Yuan Holdings, Ltd.                                       16,790,000      183,333
#*  Kaisa Group Holdings, Ltd.                                     9,692,684      365,401
#   Kangda International Environmental Co., Ltd.                   2,144,000      520,141
*   Kasen International Holdings, Ltd.                             2,488,000      464,930
#   Kingboard Chemical Holdings, Ltd.                              4,191,166   14,421,961
    Kingboard Laminates Holdings, Ltd.                             5,246,984    5,773,020
#*  Kingdee International Software Group Co., Ltd.                 8,591,600    3,270,809
    Kingsoft Corp., Ltd.                                             914,000    1,913,533
#   Koradior Holdings, Ltd.                                          616,000      739,221
    Kunlun Energy Co., Ltd.                                       15,056,000   11,957,471
    KWG Property Holding, Ltd.(B1YBF00)                            8,701,644    5,000,420
    KWG Property Holding, Ltd.(BP3RW40)                              263,500      151,421
#*  Labixiaoxin Snacks Group, Ltd.                                 2,192,000      169,241
    Lai Fung Holdings, Ltd.                                       26,579,519      654,380
    Le Saunda Holdings, Ltd.                                       1,385,800      291,477

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
CHINA -- (Continued)
    Lee & Man Chemical Co., Ltd.                                    821,339 $   286,566
    Lee & Man Paper Manufacturing, Ltd.                           6,994,200   6,286,914
#   Lee's Pharmaceutical Holdings, Ltd.                             338,000     295,836
    Lenovo Group, Ltd.                                           37,672,000  24,675,823
    Leoch International Technology, Ltd.                            907,000     123,025
#*  Leyou Technologies Holdings, Ltd.                             6,720,000   1,389,061
*   Li Ning Co., Ltd.                                             2,377,083   1,508,478
*   Lianhua Supermarket Holdings Co., Ltd. Class H                2,196,200     787,739
*   Lifestyle China Group, Ltd.                                      43,000      10,068
#*  Lifetech Scientific Corp.                                     9,452,000   2,169,425
    Livzon Pharmaceutical Group, Inc. Class H                       172,600     988,427
#   Logan Property Holdings Co., Ltd.                             3,636,000   1,474,601
    Longfor Properties Co., Ltd.                                  5,918,000   8,520,023
    Lonking Holdings, Ltd.                                       12,956,000   3,394,429
*   Loudong General Nice Resources China Holdings, Ltd.           4,243,309     247,208
    Luye Pharma Group, Ltd.                                       5,451,000   3,601,686
*   Maanshan Iron & Steel Co., Ltd. Class H                       8,676,000   3,179,419
*   Maoye International Holdings, Ltd.                            6,720,000     681,220
    Metallurgical Corp. of China, Ltd. Class H                    8,812,000   3,195,070
*   Microport Scientific Corp.                                    1,295,000     958,579
*   MIE Holdings Corp.                                            8,436,000     821,891
    MIN XIN Holdings, Ltd.                                          720,000     643,823
#*  Mingfa Group International Co., Ltd.                          4,986,000     455,487
*   Mingyuan Medicare Development Co., Ltd.                       4,480,000      24,886
    Minmetals Land, Ltd.                                          6,061,644     723,107
    Minth Group, Ltd.                                             2,061,000   6,665,284
#*  MMG, Ltd.                                                    16,357,999   5,427,797
    MOBI Development Co., Ltd.                                       34,000       5,597
    Modern Land China Co., Ltd.                                     400,000      60,247
#*  Munsun Capital Group, Ltd.                                   27,173,682     796,032
#*  National Agricultural Holdings, Ltd.                            406,000      80,701
    Nature Home Holding Co., Ltd.                                   654,000      91,388
#   NetDragon Websoft Holdings, Ltd.                                 43,956     127,915
    NetEase, Inc. ADR                                               195,665  49,679,343
    New China Life Insurance Co., Ltd. Class H                    1,232,100   5,944,818
*   New Oriental Education & Technology Group, Inc. Sponsored
      ADR                                                            90,695   4,312,547
*   New World Department Store China, Ltd.                        2,684,538     386,579
    Nexteer Automotive Group, Ltd.                                2,676,000   3,323,959
    Nine Dragons Paper Holdings, Ltd.                            10,435,000  12,010,007
*   Noah Holdings, Ltd. ADR                                           6,296     145,752
#*  North Mining Shares Co., Ltd.                                25,510,000     567,119
*   NQ Mobile, Inc. Class A ADR                                      15,353      58,495
    NVC Lighting Holdings, Ltd.                                   6,993,000     844,069
*   O-Net Technologies Group, Ltd.                                1,626,000     863,186
#*  Ourgame International Holdings, Ltd.                            304,000     114,695
    Overseas Chinese Town Asia Holdings, Ltd.                       469,817     184,220
#*  Ozner Water International Holding, Ltd.                         265,000      63,140
#   Pacific Online, Ltd.                                          2,141,195     563,417
#   Parkson Retail Group, Ltd.                                    7,892,500     892,517
#   PAX Global Technology, Ltd.                                   4,270,000   2,975,687
    People's Insurance Co. Group of China, Ltd. (The) Class H    26,762,000  10,424,414
    PetroChina Co., Ltd. ADR                                        217,878  17,319,122
    PetroChina Co., Ltd. Class H                                 25,044,000  19,895,721

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES      VALUE++
                                                                 ----------- -----------
CHINA -- (Continued)
#   Phoenix Satellite Television Holdings, Ltd.                    4,782,000 $   828,914
    PICC Property & Casualty Co., Ltd. Class H                    16,048,932  24,260,335
    Ping An Insurance Group Co. of China, Ltd. Class H            12,889,500  66,120,241
*   Ping An Securities Group Holdings, Ltd.                        3,060,000      35,691
    Poly Culture Group Corp., Ltd. Class H                           195,200     440,032
#*  Poly Property Group Co., Ltd.                                 15,587,068   6,062,166
    Pou Sheng International Holdings, Ltd.                         8,319,609   1,890,707
    Powerlong Real Estate Holdings, Ltd.                           7,170,715   2,102,908
*   Prosperity International Holdings HK, Ltd.                    13,780,000     247,759
*   PW Medtech Group, Ltd.                                         3,764,000   1,021,022
*   Q Technology Group Co., Ltd.                                     672,000     451,573
    Qingdao Port International Co., Ltd. Class H                   1,030,000     587,494
    Qingling Motors Co., Ltd. Class H                              2,586,000     849,304
    Qinhuangdao Port Co., Ltd. Class H                               597,500     142,007
*   Qinqin Foodstuffs Group Cayman Co., Ltd.                         328,724     103,958
*   Qunxing Paper Holdings Co., Ltd.                                 854,211      41,616
*   Real Gold Mining, Ltd.                                           640,000      21,694
    Real Nutriceutical Group, Ltd.                                 7,048,000     551,668
    Red Star Macalline Group Corp., Ltd. Class H                      20,400      20,470
#*  Redco Properties Group, Ltd.                                     606,000     259,305
#*  Renhe Commercial Holdings Co., Ltd.                          103,530,615   2,630,878
#*  REXLot Holdings, Ltd.                                         40,943,724     726,400
    Road King Infrastructure, Ltd.                                 1,471,000   1,266,416
#*  Sany Heavy Equipment International Holdings Co., Ltd.          5,923,500   1,054,742
*   Scud Group, Ltd.                                               1,110,000      27,897
    Seaspan Corp.                                                     15,259     146,486
#*  Semiconductor Manufacturing International Corp.               10,416,196  14,283,256
*   Semiconductor Manufacturing International Corp. ADR              173,964   1,196,872
    Shandong Chenming Paper Holdings, Ltd. Class H                 1,605,022   1,834,481
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H        5,704,000   3,731,375
    Shandong Xinhua Pharmaceutical Co., Ltd. Class H                 192,000     132,842
    Shanghai Dasheng Agricultural Finance Technology Co., Ltd.
      Class H                                                        512,000      47,529
#*  Shanghai Electric Group Co., Ltd. Class H                      3,758,000   1,710,281
#   Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H            542,500   1,799,783
*   Shanghai Fudan Microelectronics Group Co., Ltd. Class H          292,000     210,530
#   Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd.
      Class H                                                        716,000     576,321
    Shanghai Haohai Biological Technology Co., Ltd. Class H            3,400      16,245
    Shanghai Industrial Holdings, Ltd.                             3,254,000   8,757,440
    Shanghai Industrial Urban Development Group, Ltd.             10,451,025   2,734,081
#   Shanghai Jin Jiang International Hotels Group Co., Ltd.
      Class H                                                      6,568,000   1,759,884
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H             1,791,900   4,563,541
    Shanghai Prime Machinery Co., Ltd. Class H                     3,736,000     693,261
*   Shanghai Zendai Property, Ltd.                                 6,120,000      97,208
    Sheen Tai Holdings Grp Co., Ltd.                               1,060,000     112,694
    Shengjing Bank Co., Ltd. Class H                                 391,000     390,499
*   Shengli Oil & Gas Pipe Holdings, Ltd.                          5,242,500     238,686
    Shenguan Holdings Group, Ltd.                                  6,774,000     494,695
    Shenzhen Expressway Co., Ltd. Class H                          3,666,000   3,340,322
    Shenzhen International Holdings, Ltd.                          5,096,043   7,332,938
    Shenzhen Investment, Ltd.                                     22,971,271   9,340,433
    Shenzhou International Group Holdings, Ltd.                    1,663,000  10,258,041
    Shimao Property Holdings, Ltd.                                 8,216,683  11,007,644
#*  Shougang Concord International Enterprises Co., Ltd.          25,922,100     879,899

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
CHINA -- (Continued)
    Shougang Fushan Resources Group, Ltd.                        18,338,461 $  3,577,126
    Shui On Land, Ltd.                                           26,886,276    5,665,627
#*  Shunfeng International Clean Energy, Ltd.                     6,334,000      400,907
#   Sichuan Expressway Co., Ltd. Class H                          4,572,000    1,741,502
    Sihuan Pharmaceutical Holdings Group, Ltd.                   21,537,000    6,339,340
*   Silver Grant International Industries, Ltd.                   4,574,000      574,384
#*  Silverman Holdings, Ltd.                                        510,000       79,999
*   SIM Technology Group, Ltd.                                    5,367,000      220,575
    Sino Biopharmaceutical, Ltd.                                 17,716,998   13,905,671
#*  Sino Oil And Gas Holdings, Ltd.                              65,137,234    1,596,005
*   Sino-I Technology, Ltd.                                       2,800,000       38,663
    Sino-Ocean Group Holdings, Ltd.                              16,498,462    7,105,424
#   Sinofert Holdings, Ltd.                                      14,444,673    2,411,074
*   Sinolink Worldwide Holdings, Ltd.                             7,651,492      923,646
#   SinoMedia Holding, Ltd.                                       1,167,258      282,078
    Sinopec Engineering Group Co., Ltd. Class H                   1,483,500    1,204,766
#   Sinopec Kantons Holdings, Ltd.                                4,486,000    2,191,764
#*  Sinopec Oilfield Service Corp. Class H                        4,658,000      924,651
    Sinopec Shanghai Petrochemical Co., Ltd. Class H              5,219,000    3,231,669
    Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR           30,847    1,919,886
    Sinopharm Group Co., Ltd. Class H                             3,094,800   14,142,965
#   Sinosoft Technology Group, Ltd.                               2,817,400      877,239
#*  Sinotrans Shipping, Ltd.                                      8,643,500    1,769,700
    Sinotrans, Ltd. Class H                                      11,734,000    4,877,481
    Sinotruk Hong Kong, Ltd.                                      4,606,500    3,453,935
*   Skyfame Realty Holdings, Ltd.                                   284,000       33,883
    Skyworth Digital Holdings, Ltd.                              11,555,429    7,622,001
#   SMI Holdings Group, Ltd.                                     13,884,000    1,300,609
#   SOHO China, Ltd.                                             13,330,339    6,743,888
*   Sohu.com, Inc.                                                   10,357      410,862
#*  Sound Global, Ltd.                                              166,000       41,500
#*  Sparkle Roll Group, Ltd.                                      6,264,000      554,334
    Springland International Holdings, Ltd.                       2,106,000      379,270
#*  SPT Energy Group, Inc.                                        2,996,000      297,034
*   SRE Group, Ltd.                                              12,879,714      323,302
#   SSY Group, Ltd.                                              11,410,506    3,659,868
#   Sun Art Retail Group, Ltd.                                    9,501,000    9,564,098
    Sun King Power Electronics Group                                758,000      149,142
#   Sunac China Holdings, Ltd.                                   11,646,000   10,345,597
#   Sunny Optical Technology Group Co., Ltd.                      3,119,000   18,275,803
#   Sunshine 100 China Holdings, Ltd.                                27,000       10,436
#*  Superb Summit International Group, Ltd.                       1,350,000       47,639
    Symphony Holdings, Ltd.                                       1,820,000      177,857
*   TAL Education Group ADR                                          44,502    3,604,217
    Tarena International, Inc. ADR                                   22,498      332,745
*   Taung Gold International, Ltd.                                  960,000       10,710
    TCC International Holdings, Ltd.                              9,281,995    2,240,203
*   TCL Multimedia Technology Holdings, Ltd.                      2,655,200    1,227,087
*   Tech Pro Technology Development, Ltd.                         2,624,000       58,377
#   Technovator International, Ltd.                               1,510,000      582,912
    Tencent Holdings, Ltd.                                       10,436,500  272,866,047
    Tenfu Cayman Holdings Co., Ltd.                                 101,000       33,768
#   Tenwow International Holdings, Ltd.                           1,235,000      364,101

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
CHINA -- (Continued)
    Texhong Textile Group, Ltd.                                   2,070,500 $ 2,872,524
    Tian An China Investment Co., Ltd.                              896,357     519,103
#   Tian Ge Interactive Holdings, Ltd.                              849,000     512,045
    Tian Shan Development Holdings, Ltd.                          1,392,000     593,146
#   Tiangong International Co., Ltd.                              7,926,056   1,084,375
    Tianjin Capital Environmental Protection Group Co., Ltd.
      Class H                                                       964,000     518,170
    Tianjin Development Holdings, Ltd.                            2,405,800   1,314,249
    Tianjin Port Development Holdings, Ltd.                      12,105,200   1,877,227
    Tianneng Power International, Ltd.                            4,289,952   3,777,665
    Tianyi Summi Holdings, Ltd.                                   2,832,000     363,944
#   Tibet Water Resources, Ltd.                                   4,276,000   1,846,826
#   Tingyi Cayman Islands Holding Corp.                           9,954,000  11,314,957
    Tomson Group, Ltd.                                            1,241,121     498,861
    Tong Ren Tang Technologies Co., Ltd. Class H                  2,662,000   4,742,081
#   Tongda Group Holdings, Ltd.                                  19,220,000   5,370,733
    Tonly Electronics Holdings, Ltd.                                403,080     209,661
*   Tou Rong Chang Fu Group, Ltd.                                 1,444,000      36,807
    Towngas China Co., Ltd.                                       5,691,000   3,100,533
    TPV Technology, Ltd.                                          4,064,578     745,473
#   Travelsky Technology, Ltd. Class H                            3,361,938   7,551,615
    Trigiant Group, Ltd.                                          3,838,000     547,003
*   Trony Solar Holdings Co., Ltd.                                2,133,000      32,439
#   Truly International Holdings, Ltd.                            9,951,000   4,055,829
#   Tsingtao Brewery Co., Ltd. Class H                              570,000   2,276,013
#   Uni-President China Holdings, Ltd.                            4,147,308   3,168,810
*   United Energy Group, Ltd.                                    19,957,100   1,086,075
*   United Photovoltaics Group, Ltd.                                506,000      46,002
*   Universal Health International Group Holding, Ltd.            6,448,000     273,289
#   Universal Medical Financial & Technical Advisory Services
      Co., Ltd.                                                     764,500     637,974
#*  V1 Group, Ltd.                                               19,560,600     740,338
    Vinda International Holdings, Ltd.                               84,000     166,778
*   Vipshop Holdings, Ltd. ADR                                    1,263,054  14,297,771
    Wanguo International Mining Group, Ltd.                          90,000      23,018
#   Want Want China Holdings, Ltd.                               21,647,000  15,444,155
#   Wasion Group Holdings, Ltd.                                   2,622,000   1,443,494
#   Weichai Power Co., Ltd. Class H                               3,895,560   6,902,962
    Weiqiao Textile Co. Class H                                   3,074,500   1,962,894
    Welling Holding, Ltd.                                         6,010,000   1,211,469
#*  West China Cement, Ltd.                                      15,132,000   2,103,237
#*  Wisdom Sports Group                                             260,000      74,952
*   Wuzhou International Holdings, Ltd.                           2,492,000     250,263
#   Xiamen International Port Co., Ltd. Class H                   6,611,338   1,287,771
#*  Xinchen China Power Holdings, Ltd.                            1,580,000     248,900
    Xingda International Holdings, Ltd.                           6,583,000   3,192,321
    Xinhua Winshare Publishing and Media Co., Ltd. Class H        1,874,000   1,673,310
#   Xinjiang Goldwind Science & Technology Co., Ltd. Class H      1,148,800   1,917,598
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H             3,919,000     595,939
#   Xinyi Solar Holdings, Ltd.                                   15,728,000   5,437,760
*   Xiwang Special Steel Co., Ltd.                                1,488,000     209,651
#   XTEP International Holdings, Ltd.                             3,147,500   1,328,117
*   Yanchang Petroleum International, Ltd.                       21,950,000     642,474
#   Yangtze Optical Fibre and Cable Joint Stock, Ltd.
      Co. Class H                                                   262,000     555,571
#   Yanzhou Coal Mining Co., Ltd. Class H                         6,244,000   4,891,257

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES      VALUE++
                                                                 ---------- --------------
CHINA -- (Continued)
    Yanzhou Coal Mining Co., Ltd. Sponsored ADR                     197,186 $    1,516,360
#   Yashili International Holdings, Ltd.                          1,114,000        234,399
#   Yida China Holdings, Ltd.                                       612,000        157,585
#   Yingde Gases Group Co., Ltd.                                  6,436,500      3,900,300
    Yip's Chemical Holdings, Ltd.                                 1,318,000        541,261
*   Youyuan International Holdings, Ltd.                          2,438,760        622,037
*   Yuanda China Holdings, Ltd.                                   4,574,000         99,645
    Yuexiu Property Co., Ltd.                                    46,505,784      6,801,027
#   Yuexiu Transport Infrastructure, Ltd.                         3,441,415      2,173,855
#   Yuzhou Properties Co., Ltd.                                   8,801,800      2,885,455
*   YY, Inc. ADR                                                     77,894      3,199,886
#*  Zall Group, Ltd.                                                999,000        649,564
#   Zhaojin Mining Industry Co., Ltd. Class H                     3,230,666      2,904,734
    Zhejiang Expressway Co., Ltd. Class H                         5,474,000      5,498,292
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H         611,400        357,426
*   Zhong An Real Estate, Ltd.                                    4,362,444        342,385
    Zhongsheng Group Holdings, Ltd.                               4,059,500      5,046,119
    Zhuhai Holdings Investment Group, Ltd.                          214,000         32,458
    Zhuzhou CRRC Times Electric Co., Ltd. Class H                 1,578,250      8,992,127
    Zijin Mining Group Co., Ltd. Class H                          9,090,000      3,110,256
    Zoomlion Heavy Industry Science and Technology Co., Ltd.
      Class H                                                     5,900,400      2,984,809
#   ZTE Corp. Class H                                             2,056,792      3,197,867
                                                                            --------------
TOTAL CHINA                                                                  3,050,753,278
                                                                            --------------
COLOMBIA -- (0.3%)
    Almacenes Exito SA                                            1,009,205      5,382,887
    Banco de Bogota SA                                               73,617      1,506,697
    Bancolombia SA                                                  774,186      6,744,597
    Bancolombia SA Sponsored ADR                                    356,800     13,508,448
    Bolsa de Valores de Colombia                                  5,607,933         42,183
    Celsia SA ESP                                                   513,280        745,855
    Cementos Argos SA                                             1,372,590      5,472,057
*   Cemex Latam Holdings SA                                         964,047      3,777,410
    Constructora Conconcreto SA                                      19,345          7,540
    Corp. Financiera Colombiana SA                                  212,115      2,499,182
*   Ecopetrol SA                                                 12,406,908      5,832,806
*   Ecopetrol SA Sponsored ADR                                      417,332      3,922,921
    Empresa de Energia de Bogota SA ESP                           3,320,300      2,043,436
*   Empresa de Telecomunicaciones de Bogota                       2,402,822        524,147
    Grupo Argos SA                                                  102,517        678,598
    Grupo Aval Acciones y Valores SA                                123,152      1,024,625
    Grupo de Inversiones Suramericana SA                            373,993      4,987,000
    Grupo Nutresa SA                                                359,789      2,959,748
    Interconexion Electrica SA ESP                                1,792,609      6,472,331
    Mineros SA                                                       17,511         12,453
*   Odinsa SA                                                         5,135         14,045
                                                                            --------------
TOTAL COLOMBIA                                                                  68,158,966
                                                                            --------------
CZECH REPUBLIC -- (0.1%)
    CEZ AS                                                          796,875     13,648,986
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
                                                                  SHARES     VALUE++
                                                                 --------- -----------
CZECH REPUBLIC -- (Continued)
*   Fortuna Entertainment Group NV                                  61,881 $   230,759
    Komercni banka A.S.                                            217,914   7,706,004
    O2 Czech Republic A.S.                                         165,245   1,707,794
    Pegas Nonwovens SA                                              72,956   2,392,527
    Philip Morris CR A.S.                                            3,084   1,629,440
#   Unipetrol A.S.                                                 228,891   1,758,276
                                                                           -----------
TOTAL CZECH REPUBLIC                                                        29,073,786
                                                                           -----------
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E. GDR                 184,566     733,650
#   Commercial International Bank Egypt SAE GDR                  3,062,705  12,195,798
*   Egyptian Financial Group-Hermes Holding Co. GDR                 15,197      37,637
*   Global Telecom Holding S.A.E. GDR                               27,967      50,620
*   Global Telecom Holding SAE GDR                               1,477,754   2,686,987
                                                                           -----------
TOTAL EGYPT                                                                 15,704,692
                                                                           -----------
GREECE -- (0.3%)
    Aegean Airlines SA                                             191,529   1,369,933
*   Alpha Bank AE                                                  187,531     332,787
    Athens Water Supply & Sewage Co. SA (The)                       93,921     542,520
*   Ellaktor SA                                                    139,123     163,661
*   Eurobank Ergasias SA                                            23,073      14,010
*   FF Group                                                       156,853   3,000,204
*   Fourlis Holdings SA                                            155,827     734,386
*   GEK Terna Holding Real Estate Construction SA                  246,078     601,069
    Hellenic Exchanges - Athens Stock Exchange SA                  391,706   1,887,296
*   Hellenic Petroleum SA                                          487,671   2,277,143
    Hellenic Telecommunications Organization SA                  1,054,511   9,564,067
*   Intracom Holdings SA                                           321,392     103,031
*   Intralot SA-Integrated Lottery Systems & Services              726,755     845,085
    JUMBO SA                                                       470,477   6,606,326
*   Lamda Development SA                                            40,956     188,418
*   Marfin Investment Group Holdings SA                          4,779,275     755,450
    Metka Industrial - Construction SA                             150,170   1,046,474
    Motor Oil Hellas Corinth Refineries SA                         275,658   3,953,566
*   Mytilineos Holdings SA                                         158,066   1,097,562
*   National Bank of Greece SA                                     131,932      31,571
    OPAP SA                                                        705,709   6,249,137
*   Piraeus Bank SA                                                 71,099      13,579
    Piraeus Port Authority SA                                       17,126     233,807
*   Public Power Corp. SA                                          525,419   1,464,958
    Sarantis SA                                                      5,137      57,278
    Terna Energy SA                                                163,037     488,615
    Titan Cement Co. SA                                            246,866   5,543,237
                                                                           -----------
TOTAL GREECE                                                                49,165,170
                                                                           -----------
HONG KONG -- (0.0%)
    Samson Holding, Ltd.                                         3,956,000     284,573

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
                                                                  SHARES     VALUE++
                                                                 --------- -----------
HONG KONG -- (Continued)
    SITC International Holdings Co., Ltd.                        2,818,000 $ 1,750,242
TOTAL HONG KONG                                                              2,034,815
HUNGARY -- (0.4%)
*   CIG Pannonia Life Insurance P.L.C. Class A                       5,747       4,212
#*  FHB Mortgage Bank P.L.C.                                        98,501     162,901
    Magyar Telekom Telecommunications P.L.C.                     3,115,644   5,563,335
    Magyar Telekom Telecommunications P.L.C. Sponsored ADR          36,206     319,246
    MOL Hungarian Oil & Gas P.L.C.                                 300,004  21,141,535
    OTP Bank P.L.C.                                                999,511  30,735,423
    Richter Gedeon Nyrt                                            554,857  11,950,130
                                                                           -----------
TOTAL HUNGARY                                                               69,876,782
                                                                           -----------
INDIA -- (12.1%)
*   3M India, Ltd.                                                   4,551     800,966
*   8K Miles Software Services, Ltd.                                12,614     113,462
    Aarti Drugs, Ltd.                                                5,970      54,332
    Aarti Industries                                               135,712   1,439,451
*   Aban Offshore, Ltd.                                            294,486   1,059,414
    ABB India, Ltd.                                                128,920   2,079,983
    Abbott India, Ltd.                                               1,137      73,210
    ACC, Ltd.                                                      258,108   5,384,102
    Accelya Kale Solutions, Ltd.                                       754      18,115
    Adani Enterprises, Ltd.                                      2,314,529   2,981,065
    Adani Ports & Special Economic Zone, Ltd.                    3,972,739  17,248,316
*   Adani Power, Ltd.                                            8,759,683   4,702,045
*   Adani Transmissions, Ltd.                                    1,196,243   1,115,566
*   Aditya Birla Fashion and Retail, Ltd.                        1,580,301   3,497,407
    Aditya Birla Nuvo, Ltd.                                        370,656   7,421,577
    Aegis Logistics, Ltd.                                          724,343   1,378,916
    Agro Tech Foods, Ltd.                                           33,043     239,796
    AIA Engineering, Ltd.                                          209,699   4,182,606
    Ajanta Pharma, Ltd.                                            257,684   6,448,784
    Akzo Nobel India, Ltd.                                          54,894   1,160,081
    Alembic Pharmaceuticals, Ltd.                                  465,003   3,829,404
    Alembic, Ltd.                                                  681,203     357,006
*   Allahabad Bank                                               2,104,339   2,066,026
    Allcargo Logistics, Ltd.                                       194,982     507,810
*   Alok Industries, Ltd.                                        5,137,046     250,294
    Amara Raja Batteries, Ltd.                                     544,651   7,208,036
    Ambuja Cements, Ltd.                                         2,730,830   9,182,881
*   Amtek Auto, Ltd.                                               876,612     438,688
    Anant Raj, Ltd.                                              1,229,104     780,764
    Andhra Bank                                                  2,325,563   1,738,929
    Apar Industries, Ltd.                                           51,729     475,203
    APL Apollo Tubes, Ltd.                                           7,967     122,560
    Apollo Hospitals Enterprise, Ltd.                              349,569   6,346,185
    Apollo Tyres, Ltd.                                           2,863,313   7,606,730
    Arcotech, Ltd.                                                   9,398      78,437
*   Arvind SmartSpaces, Ltd.                                       167,213     178,198
    Arvind, Ltd.                                                 2,240,426  12,110,797
    Asahi India Glass, Ltd.                                        196,036     575,182

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
                                                                  SHARES     VALUE++
                                                                 --------- -----------
INDIA -- (Continued)
    Ashiana Housing, Ltd.                                            5,441 $    11,763
    Ashok Leyland, Ltd.                                          7,371,294   9,899,496
    Ashoka Buildcon, Ltd.                                          143,409     396,559
    Asian Paints, Ltd.                                           1,411,925  20,190,463
    Astral Polytechnik, Ltd.                                        59,353     339,102
*   AstraZeneca Pharma India, Ltd.                                  16,722     231,796
    Atul, Ltd.                                                      93,423   3,134,635
    Aurobindo Pharma, Ltd.                                       2,135,627  21,467,631
    Automotive Axles, Ltd.                                           7,751      73,459
    Axis Bank, Ltd.                                              5,610,260  38,593,460
    Bajaj Auto, Ltd.                                               583,805  24,474,492
    Bajaj Corp., Ltd.                                              288,458   1,584,765
    Bajaj Electricals, Ltd.                                        286,219   1,020,497
    Bajaj Finance, Ltd.                                            659,730  10,067,407
    Bajaj Finserv, Ltd.                                            241,417  11,521,186
*   Bajaj Hindusthan Sugar, Ltd.                                 4,469,320     964,553
    Bajaj Holdings & Investment, Ltd.                              171,876   5,068,960
    Balkrishna Industries, Ltd.                                    212,646   3,520,721
*   Ballarpur Industries, Ltd.                                   2,129,154     482,937
    Balmer Lawrie & Co., Ltd.                                      433,059   1,429,422
    Balrampur Chini Mills, Ltd.                                  1,365,628   2,851,402
*   Bank of Baroda                                               4,533,104  11,083,172
*   Bank of India                                                1,782,980   3,092,922
*   Bank Of Maharashtra                                            665,140     324,345
    Bannari Amman Sugars, Ltd.                                       3,050      89,430
    BASF India, Ltd.                                                54,296   1,043,831
    Bata India, Ltd.                                               431,363   3,043,458
    BEML, Ltd.                                                     178,352   3,178,790
    Berger Paints India, Ltd.                                    1,745,701   5,425,933
*   BF Utilities, Ltd.                                              79,601     422,959
*   BGR Energy Systems, Ltd.                                       131,573     251,637
    Bharat Electronics, Ltd.                                       175,309   3,980,999
*   Bharat Financial Inclusion, Ltd.                               409,307   4,447,785
    Bharat Forge, Ltd.                                             921,943  12,681,154
    Bharat Heavy Electricals, Ltd.                               2,947,971   5,939,424
    Bharat Petroleum Corp., Ltd.                                 1,774,898  17,865,392
    Bharti Airtel, Ltd.                                          3,989,914  20,515,562
    Bharti Infratel, Ltd.                                          780,185   3,373,858
    Biocon, Ltd.                                                   563,835   8,396,902
    Birla Corp., Ltd.                                               87,416     954,124
    Bliss Gvs Pharma, Ltd.                                          67,918     147,173
    Blue Dart Express, Ltd.                                         23,941   1,535,570
    Blue Star, Ltd.                                                216,073   1,702,158
    Bodal Chemicals, Ltd.                                          261,866     505,994
    Bombay Dyeing & Manufacturing Co., Ltd.                      1,162,336     944,375
    Bosch, Ltd.                                                     18,115   5,916,191
    Brigade Enterprises, Ltd.                                      111,993     261,290
    Britannia Industries, Ltd.                                     124,567   5,755,831
    Cadila Healthcare, Ltd.                                      1,605,265   8,334,137
    Cairn India, Ltd.                                            2,703,196  11,085,411
    Camlin Fine Sciences, Ltd.                                      94,499     153,776
    Can Fin Homes, Ltd.                                             41,380   1,131,551
*   Canara Bank                                                  1,205,448   5,068,774

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
                                                                  SHARES     VALUE++
                                                                 --------- -----------
INDIA -- (Continued)
    Capital First, Ltd.                                            106,513 $ 1,011,302
    Caplin Point Laboratories, Ltd.                                 51,736     322,132
    Carborundum Universal, Ltd.                                    227,032     854,655
    Castrol India, Ltd.                                            366,627   2,196,332
    CCL Products India, Ltd.                                       533,863   2,369,154
    Ceat, Ltd.                                                     330,574   5,699,489
    Century Plyboards India, Ltd.                                  722,454   2,104,795
    Century Textiles & Industries, Ltd.                            173,564   2,148,152
    Cera Sanitaryware, Ltd.                                         11,670     370,525
    CESC, Ltd.                                                     541,291   5,840,515
    Chambal Fertilizers and Chemicals, Ltd.                      1,671,712   1,983,536
    Chennai Petroleum Corp., Ltd.                                  523,508   2,554,090
*   Chennai Super Kings Cricket, Ltd.                            2,606,099      16,206
    Cholamandalam Investment and Finance Co., Ltd.                 147,480   2,241,867
*   Cigniti Technologies, Ltd.                                       2,899      18,764
    Cipla, Ltd.                                                  1,402,413  11,876,479
    City Union Bank, Ltd.                                        1,338,988   2,921,116
    Clariant Chemicals India, Ltd.                                  68,182     715,478
    Coal India, Ltd.                                               619,585   2,827,103
    Colgate-Palmolive India, Ltd.                                  527,433   6,926,387
    Container Corp. Of India, Ltd.                                 221,956   3,911,425
    Coromandel International, Ltd.                                 531,444   2,471,743
*   Corp. Bank                                                   1,547,665     988,322
    Cox & Kings, Ltd.                                              500,545   1,428,515
    Credit Analysis & Research, Ltd.                                84,927   1,743,922
    CRISIL, Ltd.                                                    65,124   1,979,163
*   Crompton Greaves Consumer Electricals, Ltd.                  3,067,483   8,626,962
*   Crompton Greaves, Ltd.                                       3,196,198   3,034,597
    Cummins India, Ltd.                                            328,292   4,058,894
    Cyient, Ltd.                                                   184,819   1,250,795
    Dabur India, Ltd.                                            2,185,378   8,890,745
    Dalmia Bharat Sugar & Industries, Ltd.                          49,367     137,311
    Dalmia Bharat, Ltd.                                            104,808   2,846,548
    DB Corp., Ltd.                                                  88,957     488,924
*   DB Realty, Ltd.                                                968,511     570,066
*   DCB Bank, Ltd.                                               2,165,151   3,769,452
    DCM Shriram, Ltd.                                              219,389     853,860
    Deepak Fertilisers & Petrochemicals Corp., Ltd.                330,257   1,214,427
    Deepak Nitrite, Ltd.                                            40,889      65,296
    Delta Corp., Ltd.                                              831,545   1,530,514
*   DEN Networks, Ltd.                                             314,516     409,414
*   Dena Bank                                                    1,349,762     704,706
    Dewan Housing Finance Corp., Ltd.                            1,187,341   5,016,222
    Dhanuka Agritech, Ltd.                                          22,223     227,457
*   Dish TV India, Ltd.                                          4,756,758   5,892,089
    Dishman Pharmaceuticals & Chemicals, Ltd.                      712,972   2,386,464
    Divi's Laboratories, Ltd.                                      525,538   5,430,394
    DLF, Ltd.                                                    3,568,204   7,152,157
    Dr Reddy's Laboratories, Ltd.                                  298,454  13,347,352
    Dr Reddy's Laboratories, Ltd. ADR                              361,007  16,317,516
*   Dynamatic Technologies, Ltd.                                     6,701     290,169
    eClerx Services, Ltd.                                          143,136   3,183,932
    Edelweiss Financial Services, Ltd.                           1,408,431   2,283,375

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
                                                                   SHARES     VALUE++
                                                                 ---------- -----------
INDIA -- (Continued)
    Eicher Motors, Ltd.                                              43,129 $14,685,718
*   EID Parry India, Ltd.                                           658,876   2,747,685
    EIH, Ltd.                                                       653,272     960,101
    Electrosteel Castings, Ltd.                                     198,773      78,533
    Elgi Equipments, Ltd.                                            59,140     165,932
    Emami, Ltd.                                                     368,644   5,614,089
    Engineers India, Ltd.                                         2,130,300   4,646,338
    Entertainment Network India, Ltd.                                48,701     557,992
*   Eros International Media, Ltd.                                  290,070     717,098
    Escorts, Ltd.                                                   976,810   5,246,056
    Essel Propack, Ltd.                                             388,818   1,385,597
    Eveready Industries India, Ltd.                                 298,338   1,068,996
    Exide Industries, Ltd.                                        2,730,860   7,906,845
    FAG Bearings India, Ltd.                                         24,148   1,405,939
    FDC, Ltd.                                                       410,455   1,286,628
    Federal Bank, Ltd.                                           11,377,285  12,744,705
*   Federal-Mogul Goetze India, Ltd.                                 32,170     233,580
    FIEM Industries, Ltd.                                             9,524     150,368
    Finolex Cables, Ltd.                                            583,453   3,770,213
    Finolex Industries, Ltd.                                        512,064   3,732,417
*   Firstsource Solutions, Ltd.                                   3,321,558   1,953,323
*   Fortis Healthcare, Ltd.                                       1,293,863   3,494,945
*   Future Consumer, Ltd.                                         1,135,049     375,196
    Future Enterprises, Ltd.                                        807,317     260,802
*   Future Retail Ltd.                                              807,317   2,063,098
    Gabriel India, Ltd.                                             898,790   1,449,109
    GAIL India, Ltd.                                              1,612,066  11,097,011
    Garware Wall Ropes, Ltd.                                          4,185      35,718
    Gateway Distriparks, Ltd.                                       630,876   2,238,213
    Gati, Ltd.                                                      542,241     961,862
    Gayatri Projects, Ltd.                                            3,070      29,114
*   GE Power India, Ltd.                                            118,622   1,014,641
    GE T&D India, Ltd.                                               49,871     226,271
    Geometric, Ltd.                                                 189,029     695,663
    GHCL, Ltd.                                                      308,222   1,252,179
    GIC Housing Finance, Ltd.                                        40,669     176,606
    Gillette India, Ltd.                                             18,416   1,141,923
    GlaxoSmithKline Consumer Healthcare, Ltd.                        36,262   2,771,513
    GlaxoSmithKline Pharmaceuticals, Ltd.                            17,277     691,507
    Glenmark Pharmaceuticals, Ltd.                                  922,291  12,150,927
*   GMR Infrastructure, Ltd.                                     16,856,611   3,171,817
    GOCL Corp., Ltd.                                                 31,092     134,867
    Godfrey Phillips India, Ltd.                                    100,642   1,500,607
    Godrej Consumer Products, Ltd.                                  434,997  10,097,890
    Godrej Industries, Ltd.                                         445,689   2,828,884
*   Godrej Properties, Ltd.                                         513,587   2,494,766
    Granules India, Ltd.                                          1,145,225   1,908,600
    Graphite India, Ltd.                                            191,599     274,598
    Grasim Industries, Ltd.                                         140,035   1,878,484
    Great Eastern Shipping Co., Ltd. (The)                          457,913   2,652,342
    Greaves Cotton, Ltd.                                            815,099   1,642,858
    Greenply Industries, Ltd.                                        74,480     284,444
    Grindwell Norton, Ltd.                                           28,918     136,388

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
                                                                  SHARES     VALUE++
                                                                 --------- -----------
INDIA -- (Continued)
    Gruh Finance, Ltd.                                             494,892 $ 2,457,847
    Gujarat Alkalies & Chemicals, Ltd.                             188,087   1,036,649
    Gujarat Fluorochemicals, Ltd.                                  150,428   1,058,044
    Gujarat Gas, Ltd.                                              177,295   1,493,967
    Gujarat Industries Power Co., Ltd.                              88,283     144,516
    Gujarat Mineral Development Corp., Ltd.                        718,201   1,239,563
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.           459,405   1,636,314
    Gujarat Pipavav Port, Ltd.                                   1,040,457   2,139,607
    Gujarat State Fertilizers & Chemicals, Ltd.                    886,282   1,413,668
    Gujarat State Petronet, Ltd.                                 1,596,744   3,585,401
    Gulf Oil Lubricants India, Ltd.                                 40,738     388,361
*   GVK Power & Infrastructure, Ltd.                             6,833,967     589,763
*   Hathway Cable & Datacom, Ltd.                                1,448,206     800,865
    Havells India, Ltd.                                          1,946,512  12,055,876
*   HCL Infosystems, Ltd.                                        1,335,010   1,169,363
    HCL Technologies, Ltd.                                       2,974,221  35,335,764
    HDFC Bank, Ltd.                                              2,994,559  56,725,245
*   HEG, Ltd.                                                       56,098     146,542
*   HeidelbergCement India, Ltd.                                   920,140   1,593,375
    Heritage Foods, Ltd.                                            14,839     216,576
    Hero MotoCorp, Ltd.                                            432,669  20,220,685
    Hexaware Technologies, Ltd.                                  1,526,511   4,376,898
    Hikal, Ltd.                                                     31,815     108,739
*   Himachal Futuristic Communications, Ltd.                     7,678,781   1,570,477
    Himadri Speciality Chemical, Ltd.                               63,402      38,942
    Himatsingka Seide, Ltd.                                        198,179     980,807
    Hindalco Industries, Ltd.                                    7,039,177  19,696,053
    Hinduja Global Solutions, Ltd.                                  14,306     113,529
    Hinduja Ventures, Ltd.                                          10,967      80,295
*   Hindustan Construction Co., Ltd.                             5,209,166   3,340,490
    Hindustan Media Ventures, Ltd.                                   9,004      35,981
    Hindustan Petroleum Corp., Ltd.                              1,678,403  12,945,478
    Hindustan Unilever, Ltd.                                     1,800,188  22,674,125
    Honda SIEL Power Products, Ltd.                                  3,234      70,417
    Honeywell Automation India, Ltd.                                 7,475   1,046,610
*   Housing Development & Infrastructure, Ltd.                   3,824,905   3,528,471
    Housing Development Finance Corp., Ltd.                      2,849,497  57,494,392
    HSIL, Ltd.                                                     214,964     920,883
    HT Media, Ltd.                                                 318,195     373,791
    Huhtamaki PPL, Ltd.                                             28,113     101,872
    ICICI Bank, Ltd.                                             1,215,852   4,813,257
    ICICI Bank, Ltd. Sponsored ADR                               3,080,250  23,871,937
    ICRA, Ltd.                                                       1,187      72,270
*   IDBI Bank, Ltd.                                              6,293,463   7,185,100
    Idea Cellular, Ltd.                                          7,400,792  12,028,260
    IDFC Bank, Ltd.                                              1,943,833   1,721,326
*   IDFC, Ltd.                                                   1,943,833   1,577,545
*   IFB Industries, Ltd.                                             4,991      38,490
    IFCI, Ltd.                                                   9,941,563   4,529,004
    Igarashi Motors India, Ltd.                                     14,215     153,658
    IIFL Holdings, Ltd.                                          1,010,360   4,378,556
    IL&FS Transportation Networks, Ltd.                            638,429   1,035,047
    India Cements, Ltd. (The)                                    2,711,858   5,817,826

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
INDIA -- (Continued)
    Indiabulls Housing Finance, Ltd.                              1,499,595 $16,594,101
*   Indiabulls Real Estate, Ltd.                                  3,844,985   4,313,136
    Indian Bank                                                     757,987   3,046,448
    Indian Hotels Co., Ltd.                                       2,206,784   3,529,057
    Indian Hume Pipe Co., Ltd.                                        7,194      38,331
    Indian Oil Corp., Ltd.                                        3,551,474  19,152,352
*   Indian Overseas Bank                                          2,289,740     872,195
    Indo Count Industries, Ltd.                                     380,391   1,005,856
    Indoco Remedies, Ltd.                                           244,298     965,090
    Indraprastha Gas, Ltd.                                          356,078   4,923,558
    IndusInd Bank, Ltd.                                           1,042,480  19,212,161
    INEOS Styrolution India, Ltd.                                    16,430     146,494
    Infosys, Ltd.                                                 2,997,055  41,028,643
    Infosys, Ltd. Sponsored ADR                                   3,708,004  51,059,215
    Ingersoll-Rand India, Ltd.                                       45,100     430,518
*   Inox Leisure, Ltd.                                              304,457     960,519
*   Inox Wind, Ltd.                                                  25,374      68,829
*   Intellect Design Arena, Ltd.                                    487,960   1,022,887
*   International Paper APPM, Ltd.                                   27,784     128,642
*   Ipca Laboratories, Ltd.                                         300,939   2,358,103
    IRB Infrastructure Developers, Ltd.                           1,411,704   4,822,315
    ITC, Ltd.                                                    12,536,994  47,790,899
*   ITD Cementation India, Ltd.                                     255,524     607,811
    J Kumar Infraprojects, Ltd.                                      34,504     114,250
*   Jagran Prakashan, Ltd.                                          612,554   1,647,744
    Jain Irrigation Systems, Ltd.                                 4,819,362   6,706,199
*   Jaiprakash Associates, Ltd.                                  20,089,439   3,378,199
*   Jaiprakash Power Ventures, Ltd.                               4,598,378     335,565
    Jammu & Kashmir Bank, Ltd. (The)                              1,923,867   1,773,440
    Jamna Auto Industries, Ltd.                                      99,412     265,835
*   Jaypee Infratech, Ltd.                                        2,201,545     275,302
    JB Chemicals & Pharmaceuticals, Ltd.                            252,492   1,252,305
    JBF Industries, Ltd.                                            241,072     807,887
*   Jet Airways India, Ltd.                                         175,715   1,041,678
    Jindal Poly Films, Ltd.                                         194,636     969,714
    Jindal Saw, Ltd.                                              1,503,306   1,287,513
*   Jindal Stainless Hisar, Ltd.                                    285,314     430,755
*   Jindal Steel & Power, Ltd.                                    4,714,810   5,586,848
*   JITF Infralogistics, Ltd.                                       119,448      54,192
    JK Cement, Ltd.                                                 120,484   1,286,532
    JK Lakshmi Cement, Ltd.                                         385,686   2,124,790
*   JK Paper, Ltd.                                                   13,501      18,437
    JK Tyre & Industries, Ltd.                                    1,097,569   1,954,947
    JM Financial, Ltd.                                            2,182,474   2,214,972
    Johnson Controls-Hitachi Air Conditioning India, Ltd.            39,670     820,638
    JSW Energy, Ltd.                                              4,253,679   3,821,444
*   JSW Holdings, Ltd.                                               18,413     410,376
    JSW Steel, Ltd.                                               8,355,091  24,439,697
    Jubilant Foodworks, Ltd.                                        313,106   4,011,670
    Jubilant Life Sciences, Ltd.                                    575,372   5,719,647
*   Just Dial, Ltd.                                                 272,259   1,464,080
    Jyothy Laboratories, Ltd.                                       197,233   1,014,687
    Kajaria Ceramics, Ltd.                                          622,986   5,310,841

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
INDIA -- (Continued)
    Kalpataru Power Transmission, Ltd.                             419,939 $ 1,709,975
*   Kalyani Steels, Ltd.                                            34,406     164,520
    Kansai Nerolac Paints, Ltd.                                    498,226   2,529,730
    Karnataka Bank, Ltd. (The)                                   2,610,691   4,402,785
    Karur Vysya Bank, Ltd. (The)                                 1,305,305   1,601,652
*   Kaveri Seed Co., Ltd.                                          268,039   1,818,839
*   KAYA, Ltd.                                                       6,843      83,219
    KCP, Ltd.                                                       63,924      79,393
    KEC International, Ltd.                                        936,898   2,065,313
*   Kesoram Industries, Ltd.                                       445,028     898,332
    Kewal Kiran Clothing, Ltd.                                          41       1,046
    Kirloskar Brothers, Ltd.                                        12,845      43,075
    Kirloskar Oil Engines, Ltd.                                     98,787     481,878
    Kitex Garments, Ltd.                                            80,853     530,535
    KNR Constructions, Ltd.                                         10,148      28,182
    Kolte-Patil Developers, Ltd.                                    94,468     131,799
    Kotak Mahindra Bank, Ltd.                                    2,095,111  23,969,457
    KPIT Technologies, Ltd.                                      1,412,558   2,717,995
    KPR Mill, Ltd.                                                  12,365     105,107
    KRBL, Ltd.                                                     440,944   2,428,093
    KSB Pumps, Ltd.                                                 19,160     172,643
    Kwality, Ltd.                                                  127,541     258,711
    L&T Finance Holdings, Ltd.                                   3,069,334   4,414,215
    LA Opala RG, Ltd.                                               27,463     188,302
    Lakshmi Machine Works, Ltd.                                     20,879   1,179,054
    Lakshmi Vilas Bank, Ltd. (The)                               1,015,671   2,083,963
*   Lanco Infratech, Ltd.                                        4,068,139     228,013
    Larsen & Toubro, Ltd.                                          934,677  19,874,931
    LIC Housing Finance, Ltd.                                    1,978,862  16,160,769
*   Lloyd Electric & Engineering, Ltd.                               5,173      20,244
    Lupin, Ltd.                                                    880,222  19,153,954
    Magma Fincorp, Ltd.                                             94,446     136,899
*   Mahanagar Telephone Nigam, Ltd.                              1,446,775     453,086
    Maharashtra Seamless, Ltd.                                     170,536     680,911
    Mahindra & Mahindra Financial Services, Ltd.                 1,252,233   4,929,240
    Mahindra & Mahindra, Ltd.                                    1,698,006  31,162,499
*   Mahindra CIE Automotive, Ltd.                                  259,634     733,180
    Mahindra Holidays & Resorts India, Ltd.                        177,831   1,103,804
    Mahindra Lifespace Developers, Ltd.                             55,532     289,781
*   Majesco, Ltd.                                                    3,384      18,447
    Man Infraconstruction, Ltd.                                     70,956      42,683
    Manappuram Finance, Ltd.                                     2,919,927   3,393,915
*   Mangalore Refinery & Petrochemicals, Ltd.                    1,583,644   2,287,882
    Marico, Ltd.                                                 2,399,975   9,103,887
    Marksans Pharma, Ltd.                                        1,902,670   1,053,583
    Maruti Suzuki India, Ltd.                                      388,446  33,835,684
    Max Financial Services, Ltd.                                   636,006   5,339,604
*   MAX India, Ltd.                                                801,502   1,661,329
*   Max Ventures & Industries, Ltd.                                160,300     155,587
    Mayur Uniquoters, Ltd.                                          37,496     202,811
    McLeod Russel India, Ltd.                                      432,518     995,267
    Meghmani Organics, Ltd.                                        106,647      70,984
    Mercator, Ltd.                                                 198,045     132,787

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
INDIA -- (Continued)
    Merck, Ltd.                                                      42,191 $   582,827
    Minda Corp., Ltd.                                                 7,366       9,623
    Minda Industries, Ltd.                                           49,294     254,039
    MindTree, Ltd.                                                  939,594   6,249,566
    Mirza International, Ltd.                                        49,719      65,724
    MOIL, Ltd.                                                      106,341     551,622
    Monsanto India, Ltd.                                             50,185   1,695,491
    Motherson Sumi Systems, Ltd.                                  1,984,292   9,690,971
    Motilal Oswal Financial Services, Ltd.                           72,865     598,092
    Mphasis, Ltd.                                                   420,514   3,452,129
    MPS, Ltd.                                                         9,872      96,007
    MRF, Ltd.                                                         9,945   7,539,609
    Muthoot Finance, Ltd.                                           257,927   1,179,408
*   Nagarjuna Fertilizers & Chemicals, Ltd.                         245,677      46,059
    Natco Pharma, Ltd.                                              383,003   3,907,377
    National Aluminium Co., Ltd.                                  3,131,789   3,466,689
    Nava Bharat Ventures, Ltd.                                      144,058     241,565
    Navin Fluorine International, Ltd.                               15,620     615,367
    Navneet Education Ltd, Ltd.                                     495,776     905,328
    NCC, Ltd.                                                     5,539,037   6,785,511
    Nectar Lifesciences, Ltd.                                        53,149      26,973
    NESCO, Ltd.                                                      33,835   1,033,239
    Nestle India, Ltd.                                               77,584   6,704,120
*   Network 18 Media & Investments, Ltd.                            113,851      59,683
    NHPC, Ltd.                                                   11,398,141   4,857,195
    NIIT Technologies, Ltd.                                         485,185   2,916,291
*   NIIT, Ltd.                                                    1,046,632   1,147,354
    Nilkamal, Ltd.                                                   96,406   2,344,587
    NOCIL, Ltd.                                                      73,530      80,894
    NTPC, Ltd.                                                    4,529,893  11,524,264
    Oberoi Realty, Ltd.                                             295,046   1,376,389
    OCL India, Ltd.                                                  40,595     513,160
    Oil & Natural Gas Corp., Ltd.                                 4,178,136  12,465,794
    Oil India, Ltd.                                                 952,313   4,618,838
    Omaxe, Ltd.                                                     861,279   2,091,099
    OnMobile Global, Ltd.                                           192,346     226,451
    Oracle Financial Services Software, Ltd.                         87,406   4,272,981
    Orient Cement Ltd.                                              264,546     527,288
    Orient Paper & Industries, Ltd.(6660765)                        143,643     159,198
*   Orient Paper & Industries, Ltd.()                                   695          73
    Orient Refractories, Ltd.                                         9,691      16,483
    Oriental Bank of Commerce                                     1,043,995   1,787,189
    Orissa Minerals Development Co., Ltd.                             6,450     216,033
    Page Industries, Ltd.                                            26,976   5,778,211
*   Parsvnath Developers, Ltd.                                      471,869      92,971
*   Patel Engineering, Ltd.                                          31,164      37,583
    PC Jeweller, Ltd.                                               476,551   2,674,660
    Persistent Systems, Ltd.                                        216,043   1,896,782
    Petronet LNG, Ltd.                                            1,473,183   8,118,337
    Pfizer, Ltd.                                                     57,239   1,491,243
    Phoenix Mills, Ltd. (The)                                       172,901     879,709
    PI Industries, Ltd.                                             358,932   4,579,374

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
INDIA -- (Continued)
    Pidilite Industries, Ltd.                                      720,470 $ 7,198,728
    Piramal Enterprises, Ltd.                                      330,206   8,207,794
*   Polaris Consulting & Services, Ltd.                             34,393      79,717
*   Polyplex Corp., Ltd.                                             2,126      11,983
    Power Finance Corp., Ltd.                                    3,583,181   6,861,795
    Power Grid Corp. of India, Ltd.                              4,315,635  13,200,363
    Praj Industries, Ltd.                                          919,808   1,123,403
    Prestige Estates Projects, Ltd.                                464,323   1,144,485
*   Pricol, Ltd.                                                    27,181      36,578
*   Prism Cement, Ltd.                                             374,755     506,498
    Procter & Gamble Hygiene & Health Care, Ltd.                    20,968   2,158,898
    PTC India Financial Services, Ltd.                           2,419,812   1,481,895
    PTC India, Ltd.                                              2,942,378   3,652,211
*   Punjab National Bank                                         2,056,548   4,125,664
    Puravankara Ltd.                                                63,975      42,682
    PVR, Ltd.                                                      143,575   2,589,471
    Radico Khaitan, Ltd.                                           580,501     966,663
    Rain Industries, Ltd.                                        1,048,227   1,026,827
    Rajesh Exports, Ltd.                                           440,652   3,237,621
    Rallis India, Ltd.                                             750,479   2,548,206
    Ramco Cements, Ltd. (The)                                      531,919   5,488,910
    Ramco Industries, Ltd.                                          18,772      56,339
*   Ramco Systems, Ltd.                                              9,281      50,532
*   Ramkrishna Forgings, Ltd.                                        1,762       9,973
    Rashtriya Chemicals & Fertilizers, Ltd.                        221,478     188,799
    Ratnamani Metals & Tubes, Ltd.                                  14,011     136,647
*   RattanIndia Power, Ltd.                                      1,621,806     172,245
    Raymond, Ltd.                                                  325,901   2,368,950
    Redington India, Ltd.                                          799,004   1,208,498
*   REI Agro, Ltd.                                               1,671,251      10,957
    Relaxo Footwears, Ltd.                                          46,664     301,095
    Reliance Capital, Ltd.                                       1,565,609  10,395,617
*   Reliance Communications, Ltd.                                9,014,608   4,558,499
*   Reliance Defence and Engineering, Ltd.                       1,448,708   1,287,816
    Reliance Industries, Ltd.                                    3,320,225  51,202,138
    Reliance Infrastructure, Ltd.                                  913,689   6,948,238
*   Reliance Power, Ltd.                                         7,065,927   4,660,708
    Repco Home Finance, Ltd.                                       109,405   1,059,735
*   Rolta India, Ltd.                                            1,237,953   1,187,247
*   Ruchi Soya Industries, Ltd.                                    695,742     238,499
    Rural Electrification Corp., Ltd.                            4,326,306   9,091,630
    Sadbhav Engineering, Ltd.                                      163,087     665,066
    Sanghvi Movers, Ltd.                                            44,591     143,983
    Sanofi India, Ltd.                                              31,823   1,917,177
    Sharda Cropchem, Ltd.                                           33,471     225,418
    Shemaroo Entertainment, Ltd.                                     7,232      44,304
    Shilpa Medicare, Ltd.                                           23,670     244,914
    Shilpi Cable Technologies, Ltd.                                138,408     458,352
*   Shipping Corp. of India, Ltd.                                1,616,789   1,595,422
    Shoppers Stop, Ltd.                                             56,819     241,259
    Shree Cement, Ltd.                                              33,925   7,717,726
    Shriram City Union Finance, Ltd.                                14,181     394,749
    Shriram Transport Finance Co., Ltd.                            466,903   6,459,011

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
INDIA -- (Continued)
*   Shyam Century Ferrous, Ltd.                                      85,287 $    10,793
*   Sical Logistics, Ltd.                                             7,436      24,360
    Siemens, Ltd.                                                   283,949   4,776,835
    Simplex Infrastructures, Ltd.                                    13,219      60,414
    Sintex Industries, Ltd.                                       3,952,457   4,900,041
*   SITI Networks, Ltd.                                             662,146     384,602
    Siyaram Silk Mills, Ltd.                                            395       8,327
    SJVN, Ltd.                                                    2,694,211   1,290,482
    SKF India, Ltd.                                                  77,498   1,466,980
    SML ISUZU, Ltd.                                                  59,355   1,044,209
    Sobha, Ltd.                                                     418,089   1,606,802
    Solar Industries India, Ltd.                                     61,925     633,463
    Somany Ceramics, Ltd.                                            10,620      92,892
    Sona Koyo Steering Systems, Ltd.                                248,147     301,338
    Sonata Software, Ltd.                                           720,171   2,038,722
    South Indian Bank, Ltd. (The)                                 7,523,872   2,321,353
    SREI Infrastructure Finance, Ltd.                             1,729,503   2,230,911
    SRF, Ltd.                                                       263,273   6,666,363
*   Star Ferro and Cement, Ltd.                                      85,287     120,673
    State Bank of Bikaner & Jaipur                                  124,889   1,276,430
    State Bank of India                                           3,242,310  12,441,941
    State Bank of India GDR                                          14,651     570,418
    State Bank of Travancore                                         69,819     556,509
*   Steel Authority of India, Ltd.                                1,666,267   1,566,856
    Sterlite Technologies, Ltd.                                   1,648,718   3,030,709
    Strides Shasun, Ltd.                                            215,610   3,478,951
    Subros, Ltd.                                                      9,000      24,071
    Sudarshan Chemical Industries, Ltd.                             107,203     530,649
    Sun Pharmaceutical Industries, Ltd.                           2,757,078  25,628,967
    Sun TV Network, Ltd.                                          1,259,486   9,794,789
    Sundaram Finance, Ltd.                                           55,936   1,136,600
    Sundaram-Clayton, Ltd.                                            1,880      88,475
    Sundram Fasteners, Ltd.                                         576,306   2,709,868
    Sunteck Realty, Ltd.                                             18,513      67,247
    Suprajit Engineering, Ltd.                                        9,412      26,290
    Supreme Industries, Ltd.                                        318,541   4,416,967
    Supreme Petrochem, Ltd.                                          97,970     387,628
    Suven Life Sciences, Ltd.                                        80,030     206,326
*   Suzlon Energy, Ltd.                                          12,983,952   3,278,753
    Swaraj Engines, Ltd.                                              5,875     122,927
    Symphony, Ltd.                                                   40,144     777,752
*   Syndicate Bank                                                2,431,717   2,404,893
    TAKE Solutions, Ltd.                                            465,802     962,223
    Tamil Nadu Newsprint & Papers, Ltd.                             188,843     940,563
    Tata Chemicals, Ltd.                                            720,776   5,804,567
    Tata Communications, Ltd.                                       522,204   5,442,677
    Tata Consultancy Services, Ltd.                               1,537,993  50,624,148
    Tata Elxsi, Ltd.                                                129,187   2,705,762
    Tata Global Beverages, Ltd.                                   3,415,341   6,482,230
    Tata Metaliks, Ltd.                                               7,945      42,418
    Tata Motors, Ltd.                                             5,134,989  39,692,291
    Tata Motors, Ltd. Sponsored ADR                                 247,865   9,656,820
    Tata Power Co., Ltd.                                          7,686,521   9,019,832

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
INDIA -- (Continued)
    Tata Sponge Iron, Ltd.                                           40,502 $   352,998
    Tata Steel, Ltd.                                              2,608,242  17,855,258
*   Tata Teleservices Maharashtra, Ltd.                           3,418,263     307,398
*   TCI Express, Ltd.                                               132,361     592,106
    TD Power Systems, Ltd.                                           10,538      27,651
    Tech Mahindra, Ltd.                                           3,141,476  21,038,833
    Techno Electric & Engineering Co., Ltd.                         101,336     531,941
    Texmaco Rail & Engineering, Ltd.                                427,932     677,331
    Thermax, Ltd.                                                   196,114   2,335,409
    Thomas Cook India, Ltd.                                          29,594      85,225
    Tide Water Oil Co India, Ltd.                                     2,724     235,492
    Time Technoplast, Ltd.                                          378,382     493,147
    Timken India, Ltd.                                              129,550   1,230,841
    Titagarh Wagons, Ltd.                                           670,770   1,148,882
    Titan Co., Ltd.                                               1,215,748   6,507,632
    Torrent Pharmaceuticals, Ltd.                                   361,700   6,959,339
    Torrent Power, Ltd.                                             947,174   2,715,597
    Transport Corp. of India, Ltd.                                  264,721     639,656
    Trent, Ltd.                                                     335,830   1,179,179
*   Triveni Engineering & Industries, Ltd.                          456,527     487,402
    Triveni Turbine, Ltd.                                           577,477   1,022,594
    TTK Prestige, Ltd.                                               25,870   2,202,260
    Tube Investments of India, Ltd.                                 336,012   2,869,691
*   TV18 Broadcast, Ltd.                                          6,858,239   3,664,974
    TVS Motor Co., Ltd.                                           1,844,722  10,507,539
    TVS Srichakra, Ltd.                                               5,528     261,247
*   UCO Bank                                                      2,462,825   1,248,283
    Uflex, Ltd.                                                     363,935   1,423,844
    Ultratech Cement, Ltd.                                          155,130   8,439,044
    Unichem Laboratories, Ltd.                                      237,767     945,916
    Union Bank of India                                           2,201,125   4,666,714
*   Unitech, Ltd.                                                24,298,289   1,743,737
    United Breweries, Ltd.                                          350,857   4,140,662
*   United Spirits, Ltd.                                            194,667   6,266,514
    UPL, Ltd.                                                     2,581,551  27,583,377
    V-Guard Industries, Ltd.                                        869,446   2,656,014
    VA Tech Wabag, Ltd.                                             171,049   1,227,483
    Vakrangee, Ltd.                                               1,391,630   6,270,693
    Vardhman Textiles, Ltd.                                         106,104   1,970,713
    Vedanta, Ltd.                                                 5,033,129  18,885,023
    Vedanta, Ltd. ADR                                               402,259   5,953,433
*   Videocon Industries, Ltd.                                       716,939   1,097,992
*   Vijaya Bank                                                   2,268,765   1,764,282
    Vinati Organics, Ltd.                                            67,619     735,411
    VIP Industries, Ltd.                                            833,539   1,601,535
    Voltas, Ltd.                                                  1,104,400   5,309,792
    VRL Logistics, Ltd.                                             114,200     484,200
    VST Industries, Ltd.                                             17,731     632,392
    VST Tillers Tractors, Ltd.                                          803      22,112
    WABCO India, Ltd.                                                20,802   1,674,480
    Welspun Corp., Ltd.                                             908,201   1,122,619
*   Welspun Enterprises, Ltd.                                       407,091     375,399
    Welspun India, Ltd.                                           2,644,910   2,954,988

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES       VALUE++
                                                                 ----------- --------------
INDIA -- (Continued)
*   Whirlpool of India, Ltd.                                          80,661 $    1,123,665
    Wipro, Ltd.                                                    2,435,843     16,557,966
    Wockhardt, Ltd.                                                  257,262      2,456,777
    Wonderla Holidays, Ltd.                                           21,374        117,675
    Yes Bank, Ltd.                                                 1,919,569     39,579,268
    Zee Entertainment Enterprises, Ltd.                            2,866,972     20,720,757
    Zee Media Corp., Ltd.                                            175,101         95,360
    Zensar Technologies, Ltd.                                        127,505      1,683,375
*   Zuari Agro Chemicals, Ltd.                                        17,382         87,039
    Zydus Wellness, Ltd.                                              61,228        784,492
                                                                             --------------
TOTAL INDIA                                                                   2,414,607,314
                                                                             --------------
INDONESIA -- (3.0%)
    Ace Hardware Indonesia Tbk PT                                 66,696,700      3,719,613
    Adaro Energy Tbk PT                                          134,690,000     17,118,953
    Adhi Karya Persero Tbk PT                                     24,390,079      3,838,252
*   Agung Podomoro Land Tbk PT                                    73,663,500      1,213,934
    AKR Corporindo Tbk PT                                          5,991,600      2,996,623
*   Alam Sutera Realty Tbk PT                                    156,947,900      4,492,828
*   Aneka Tambang Persero Tbk PT                                 111,517,619      6,686,444
    Arwana Citramulia Tbk PT                                      18,263,500        642,918
    Asahimas Flat Glass Tbk PT                                       476,500        237,351
    Astra Agro Lestari Tbk PT                                      4,410,422      5,209,340
    Astra Graphia Tbk PT                                           2,554,000        332,735
    Astra International Tbk PT                                    72,075,400     42,968,155
*   Asuransi Kresna Mitra Tbk PT                                     427,300         14,784
*   Bakrie and Brothers Tbk PT                                   133,554,750        500,111
*   Bakrie Telecom Tbk PT                                         55,922,739        209,409
*   Bakrieland Development Tbk PT                                 29,461,800        152,246
*   Bank Artha Graha Internasional Tbk PT                          9,335,600         79,838
    Bank Bukopin Tbk                                              36,776,600      1,681,016
    Bank Central Asia Tbk PT                                      41,064,300     47,066,114
*   Bank CIMB Niaga Tbk PT                                         2,846,889        209,008
    Bank Danamon Indonesia Tbk PT                                 10,881,254      3,391,075
    Bank Mandiri Persero Tbk PT                                   28,166,018     23,005,452
*   Bank Maybank Indonesia Tbk PT                                  2,953,200         77,884
    Bank Negara Indonesia Persero Tbk PT                          31,278,730     13,364,186
*   Bank Pan Indonesia Tbk PT                                     32,701,900      2,022,065
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT          42,151,000      7,264,981
    Bank Pembangunan Daerah Jawa Timur Tbk PT                     22,036,700      1,016,141
*   Bank Permata Tbk PT                                            8,055,351        407,266
    Bank Rakyat Indonesia Persero Tbk PT                          50,598,500     44,430,209
    Bank Tabungan Negara Persero Tbk PT                           58,273,335      8,317,343
*   Bank Tabungan Pensiunan Nasional Tbk PT                        2,253,500        435,498
*   Barito Pacific Tbk PT                                          8,031,400      1,086,031
*   Bayan Resources Tbk PT                                           949,000        429,865
    Bekasi Fajar Industrial Estate Tbk PT                         45,220,600      1,131,791
*   Benakat Integra Tbk PT                                        23,591,300        224,420
*   Berau Coal Energy Tbk PT                                      25,135,500         28,943
*   Berlian Laju Tanker Tbk PT                                    26,853,166             --
    BISI International Tbk PT                                     12,624,712      1,706,288
    Blue Bird Tbk PT                                                 290,000         60,400
*   Bumi Resources Tbk PT                                         73,157,800      2,729,799

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES      VALUE++
                                                                 ----------- -----------
INDONESIA -- (Continued)
    Bumi Serpong Damai Tbk PT                                     53,030,100 $ 7,273,966
*   Bumi Teknokultura Unggul Tbk PT                                2,682,100     311,408
    Catur Sentosa Adiprana Tbk PT                                    864,200      33,010
    Charoen Pokphand Indonesia Tbk PT                             26,110,460   6,068,266
    Ciputra Development Tbk PT                                   107,913,514  10,672,498
*   Citra Marga Nusaphala Persada Tbk PT                          13,763,138   1,542,981
*   Clipan Finance Indonesia Tbk PT                                2,919,000      54,732
*   Darma Henwa Tbk PT                                            23,830,000     169,540
*   Delta Dunia Makmur Tbk PT                                     18,000,300     701,706
    Dharma Satya Nusantara Tbk PT                                  3,624,400     145,204
*   Eagle High Plantations Tbk PT                                112,079,900   2,920,873
    Elnusa Tbk PT                                                 57,968,200   1,876,383
*   Energi Mega Persada Tbk PT                                    92,654,100     569,005
    Erajaya Swasembada Tbk PT                                     14,986,000     684,904
*   Eureka Prima Jakarta Tbk PT                                    4,897,300      40,358
    Fajar Surya Wisesa Tbk PT                                        978,700     302,789
*   Gajah Tunggal Tbk PT                                          23,536,700   2,026,180
*   Garuda Indonesia Persero Tbk PT                               39,713,253   1,005,227
    Global Mediacom Tbk PT                                        57,152,900   2,569,724
    Gudang Garam Tbk PT                                            1,673,200   7,736,785
*   Hanson International Tbk PT                                  378,926,000   4,313,327
*   Harum Energy Tbk PT                                            9,749,300   1,607,202
    Hexindo Adiperkasa Tbk PT                                        615,356     152,148
    Holcim Indonesia Tbk PT                                       12,895,500     869,423
    Indah Kiat Pulp & Paper Corp. Tbk PT                          13,184,800   1,032,136
*   Indika Energy Tbk PT                                           3,250,100     188,813
    Indo Tambangraya Megah Tbk PT                                  3,164,700   3,557,122
*   Indo-Rama Synthetics Tbk PT                                       12,500         680
    Indocement Tunggal Prakarsa Tbk PT                             6,722,800   7,567,430
    Indofood CBP Sukses Makmur Tbk PT                              7,757,900   4,881,384
    Indofood Sukses Makmur Tbk PT                                 29,752,100  17,658,662
*   Indosat Tbk PT                                                 6,156,900   2,974,726
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT                   1,468,200      61,577
*   Inovisi Infracom Tbk PT                                        2,876,678       4,726
    Intiland Development Tbk PT                                   92,486,400   3,172,677
    Japfa Comfeed Indonesia Tbk PT                                37,217,300   4,892,003
    Jasa Marga Persero Tbk PT                                     14,394,493   4,552,939
    Jaya Real Property Tbk PT                                      1,762,500     115,509
    Kalbe Farma Tbk PT                                            80,662,500   8,767,146
*   Kawasan Industri Jababeka Tbk PT                             155,164,728   3,371,316
*   Krakatau Steel Persero Tbk PT                                 22,168,737   1,237,094
*   Kresna Graha Investama Tbk PT                                 10,503,500     338,189
    Link Net Tbk PT                                                1,199,600     449,257
*   Lippo Cikarang Tbk PT                                          4,811,800   1,795,288
    Lippo Karawaci Tbk PT                                        157,290,962   8,661,387
*   Malindo Feedmill Tbk PT                                        7,376,900     646,421
    Matahari Department Store Tbk PT                               8,051,600   8,913,791
    Matahari Putra Prima Tbk PT                                   14,267,772   1,309,054
    Mayora Indah Tbk PT                                           44,064,925   5,841,654
*   Medco Energi Internasional Tbk PT                             12,316,200   1,282,864
    Media Nusantara Citra Tbk PT                                  34,335,193   4,361,281
*   Mega Manunggal Property Tbk PT                                 1,488,300      74,704
*   Mitra Adiperkasa Tbk PT                                        7,015,700   2,902,702

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES      VALUE++
                                                                 ----------- -----------
INDONESIA -- (Continued)
    Mitra Keluarga Karyasehat Tbk PT                               1,123,700 $   210,478
*   MNC Investama Tbk PT                                         142,934,900   1,509,486
*   MNC Sky Vision Tbk PT                                          2,451,400     188,261
*   Modernland Realty Tbk PT                                      33,044,300     826,829
*   Multipolar Tbk PT                                             66,591,300   1,686,089
*   Multistrada Arah Sarana Tbk PT                                 3,155,000      56,362
    Nippon Indosari Corpindo Tbk PT                                9,751,000   1,154,053
*   Nirvana Development Tbk PT                                    14,389,100      90,540
*   Nusantara Infrastructure Tbk PT                              114,688,200   1,115,187
    Pabrik Kertas Tjiwi Kimia Tbk PT                               2,279,000     144,309
    Pakuwon Jati Tbk PT                                          187,378,700   7,865,516
    Pan Brothers Tbk PT                                           46,286,900   1,539,466
*   Panin Financial Tbk PT                                       185,665,800   2,491,041
*   Paninvest Tbk PT                                               5,396,500     262,799
    Pembangunan Perumahan Persero Tbk PT                          33,437,990   8,995,766
    Perusahaan Gas Negara Persero Tbk                             46,356,800  10,011,354
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT         45,946,400   5,335,618
    Ramayana Lestari Sentosa Tbk PT                               31,986,900   3,210,573
    Resource Alam Indonesia Tbk PT                                   406,800      53,213
    Salim Ivomas Pratama Tbk PT                                   28,017,700   1,069,819
    Samindo Resources Tbk PT                                         348,500      17,892
    Sampoerna Agro PT                                              5,442,659     813,396
    Sawit Sumbermas Sarana Tbk PT                                 17,145,300   2,080,214
*   Sekawan Intipratama Tbk PT                                     2,876,400       7,540
    Selamat Sempurna Tbk PT                                       12,484,800     826,865
    Semen Baturaja Persero Tbk PT                                 14,060,100   2,528,006
    Semen Indonesia Persero Tbk PT                                16,549,600  11,192,866
*   Sentul City Tbk PT                                           279,727,400   1,885,991
*   Sigmagold Inti Perkasa Tbk PT                                  1,107,800       6,711
*   Siloam International Hospitals Tbk PT                          1,249,800   1,106,012
    Sinar Mas Multiartha Tbk PT                                      278,500     178,312
    Sri Rejeki Isman Tbk PT                                      153,300,900   2,665,751
    Steel Pipe Industry of Indonesia PT                              803,800      14,325
*   Sugih Energy Tbk PT                                           97,767,600     424,679
    Sumber Alfaria Trijaya Tbk PT                                    289,300      12,334
    Summarecon Agung Tbk PT                                       69,629,664   6,837,026
    Surya Citra Media Tbk PT                                      28,365,100   5,995,262
    Surya Semesta Internusa Tbk PT                                43,935,700   2,090,441
*   Suryainti Permata Tbk PT                                       3,098,000          --
    Tambang Batubara Bukit Asam Persero Tbk PT                     7,213,200   6,272,899
    Telekomunikasi Indonesia Persero Tbk PT                       50,965,700  14,774,175
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR            857,928  25,240,242
    Tempo Scan Pacific Tbk PT                                        782,200     108,604
*   Tiga Pilar Sejahtera Food Tbk                                 18,497,439   2,181,638
    Timah Persero Tbk PT                                          40,394,467   2,936,445
    Tiphone Mobile Indonesia Tbk PT                               19,267,000   1,270,011
    Total Bangun Persada Tbk PT                                   12,641,600     729,186
    Tower Bersama Infrastructure Tbk PT                           10,535,700   3,905,573
*   Trada Maritime Tbk PT                                          5,343,800      76,839
    Trias Sentosa Tbk PT                                           3,690,500      84,215
*   Trimegah Sekuritas IndonesiaTbk PT                               600,700       3,189
*   Truba Alam Manunggal Engineering PT                           15,388,500       9,220
    Tunas Baru Lampung Tbk PT                                     13,505,400   1,163,200

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
INDONESIA -- (Continued)
    Tunas Ridean Tbk PT                                           8,038,500 $    812,792
*   Ultrajaya Milk Industry & Trading Co. Tbk PT                  2,569,000      845,126
    Unilever Indonesia Tbk PT                                     3,458,200   10,663,777
    United Tractors Tbk PT                                       12,625,446   20,662,544
*   Vale Indonesia Tbk PT                                        27,684,750    4,913,861
*   Visi Media Asia Tbk PT                                       46,980,400    1,175,691
    Waskita Karya Persero Tbk PT                                 16,761,551    3,215,443
    Wijaya Karya Beton Tbk PT                                     4,896,600      302,649
    Wijaya Karya Persero Tbk PT                                  22,989,922    4,426,814
*   XL Axiata Tbk PT                                             22,574,500    4,921,702
                                                                            ------------
TOTAL INDONESIA                                                              601,955,697
                                                                            ------------
MALAYSIA -- (3.3%)
#   7-Eleven Malaysia Holdings Bhd Class B                        1,022,800      348,822
#   Aeon Co. M Bhd                                                4,342,200    2,320,564
#   Aeon Credit Service M Bhd                                       187,060      660,087
#   Affin Holdings Bhd                                            3,897,400    2,146,838
#   AirAsia Bhd                                                  16,760,400    9,648,084
#*  AirAsia X Bhd                                                15,986,300    1,460,230
    Ajinomoto Malaysia Bhd                                           12,800       40,809
*   Alam Maritim Resources Bhd                                    3,313,700      198,147
    Alliance Financial Group Bhd                                  6,852,900    5,818,648
    Allianz Malaysia Bhd                                              5,600       13,663
    AMMB Holdings Bhd                                            12,776,450   13,210,656
    Amway Malaysia Holdings Bhd                                     109,600      184,829
    Ann Joo Resources Bhd                                           748,250      403,753
    APM Automotive Holdings Bhd                                     174,800      134,515
    Astro Malaysia Holdings Bhd                                   8,999,100    5,526,112
#   Axiata Group Bhd                                             12,034,868   12,860,341
*   Barakah Offshore Petroleum Bhd                                  693,400      101,627
    Batu Kawan Bhd                                                  378,450    1,614,714
    Benalec Holdings Bhd                                          5,318,700      546,161
    Berjaya Assets Bhd                                              156,600       30,485
#   Berjaya Corp. Bhd                                            28,018,163    2,400,314
*   Berjaya Land Bhd                                              2,769,200      384,869
#   Berjaya Sports Toto Bhd                                       5,007,198    3,312,414
    Bermaz Auto Bhd                                               2,895,400    1,373,525
    BIMB Holdings Bhd                                             3,869,599    3,748,841
    Bina Darulaman Bhd                                              103,800       15,814
    Bonia Corp. Bhd                                               4,050,400      534,052
*   Borneo Oil Bhd                                                  956,600       34,544
    Boustead Holdings Bhd                                         4,713,431    2,852,213
    Boustead Plantations Bhd                                        716,300      271,891
    British American Tobacco Malaysia Bhd                           551,900    5,779,395
#*  Bumi Armada Bhd                                              22,440,450    3,091,245
#   Bursa Malaysia Bhd                                            2,940,400    5,898,451
#   Cahya Mata Sarawak Bhd                                        4,648,700    4,312,371
    Can-One Bhd                                                     637,500      482,374
#   Carlsberg Brewery Malaysia Bhd Class B                        1,155,800    3,645,202
*   Carotech Bhd                                                     44,425           40
    CB Industrial Product Holding Bhd                             2,892,320    1,320,300
#   CIMB Group Holdings Bhd                                      11,777,280   13,220,348
    Coastal Contracts Bhd                                         1,927,077      622,338

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
MALAYSIA -- (Continued)
    CSC Steel Holdings Bhd                                          585,300 $   281,521
    Cypark Resources Bhd                                          1,352,900     685,061
    Daibochi Plastic & Packaging Industry Bhd                        75,360      38,451
#   Datasonic Group Bhd                                           4,509,900   1,181,941
*   Daya Materials Bhd                                           11,304,900     166,760
#*  Dayang Enterprise Holdings Bhd                                3,074,312     743,390
#*  Destinii Bhd                                                  1,142,700     177,950
    Dialog Group Bhd                                             16,239,084   5,608,693
#   DiGi.Com Bhd                                                 12,966,620  14,516,490
    DKSH Holdings Malaysia Bhd                                      112,700     116,038
#   DRB-Hicom Bhd                                                11,673,300   3,084,471
    Dutch Lady Milk Industries Bhd                                   69,400     855,943
#   Eastern & Oriental Bhd                                        8,255,321   3,130,766
*   Eco World Development Group Bhd                               1,689,400     556,958
#   Econpile Holldings Bhd                                          228,700     103,345
    Ekovest BHD                                                     643,100     385,976
#   Evergreen Fibreboard Bhd                                      5,351,450   1,136,484
    Felda Global Ventures Holdings Bhd                            8,624,500   3,598,921
*   Fountain View Development Bhd                                    31,500          --
    Gadang Holdings Bhd                                           2,911,500     723,913
    Gamuda Bhd                                                    7,835,500   8,512,153
    Gas Malaysia Bhd                                                268,900     164,666
    GD Express Carrier Bhd                                          412,856     154,017
    Genting Bhd                                                   8,939,300  16,558,019
    Genting Malaysia Bhd                                         11,224,900  12,766,514
#   Genting Plantations Bhd                                         945,500   2,328,793
    George Kent Malaysia Bhd                                        450,525     308,456
#   Globetronics Technology Bhd                                   1,915,620   1,795,136
    Glomac Bhd                                                    3,530,400     558,034
    Goldis Bhd                                                      478,372     254,904
    GuocoLand Malaysia Bhd                                          844,000     224,770
    Hai-O Enterprise Bhd                                            663,100     642,928
#   HAP Seng Consolidated Bhd                                     6,370,940  12,510,700
    Hap Seng Plantations Holdings Bhd                             1,441,000     872,672
#   Hartalega Holdings Bhd                                        3,613,900   3,848,881
    Heineken Malaysia Bhd                                           726,800   2,606,457
#   HeveaBoard Bhd                                                1,596,700     526,624
    Hiap Teck Venture Bhd                                           444,600      29,615
*   Hibiscus Petroleum Bhd                                        7,615,400     807,662
    Hock Seng LEE BHD                                             1,486,112     546,594
    Hong Leong Bank Bhd                                           2,484,165   7,394,085
#   Hong Leong Financial Group Bhd                                1,418,898   4,703,965
    Hong Leong Industries Bhd                                       474,900   1,033,060
    Hovid Bhd                                                     2,361,900     159,299
    Hua Yang Bhd                                                  1,674,044     415,793
#   Hume Industries Bhd                                             436,836     258,900
    Hup Seng Industries Bhd                                       1,172,100     307,285
    I-Bhd                                                         1,185,700     160,481
    IFCA MSC Bhd                                                  1,448,100     124,303
#   IHH Healthcare Bhd                                            3,352,500   4,757,140
    IJM Corp. Bhd                                                21,647,826  16,180,331
    IJM Plantations Bhd                                           1,227,800     954,685
#   Inari Amertron Bhd                                           11,236,088   4,515,284

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
MALAYSIA -- (Continued)
    Inch Kenneth Kajang Rubber P.L.C.                               113,000 $    17,627
    Insas Bhd                                                     5,903,702   1,067,127
    IOI Corp. Bhd                                                11,992,977  11,943,640
    IOI Properties Group Bhd                                      4,576,335   2,210,833
*   Iris Corp. Bhd                                                9,652,600     261,813
#*  Iskandar Waterfront City Bhd                                  3,729,400     758,061
*   JAKS Resources Bhd                                            3,650,700   1,062,879
#   Jaya Tiasa Holdings Bhd                                       1,918,939     593,690
#   JCY International Bhd                                         4,857,600     680,177
#   Karex Bhd                                                     1,355,025     737,122
    Keck Seng Malaysia Bhd                                          320,700     349,126
*   Kenanga Investment Bank Bhd                                   1,779,386     186,796
    Kian JOO CAN Factory Bhd                                      1,828,780   1,239,019
    Kim Loong Resources Bhd                                         276,320     213,990
    Kimlun Corp. Bhd                                                727,622     346,914
#*  KNM Group Bhd                                                17,202,081   1,340,337
#   Kossan Rubber Industries                                      3,274,200   4,931,800
#   KPJ Healthcare Bhd                                            3,982,675   3,775,713
    Kretam Holdings Bhd                                           4,274,500     521,357
*   KSL Holdings Bhd                                              6,337,811   1,459,622
    Kuala Lumpur Kepong Bhd                                       1,512,922   8,232,428
    Kumpulan Fima Bhd                                               909,400     361,440
    Kumpulan Perangsang Selangor Bhd                              2,772,400     765,948
*   Kwantas Corp. Bhd                                                23,900       8,071
#   Lafarge Malaysia Bhd                                          2,078,600   3,239,986
    Land & General Bhd                                            7,487,200     557,609
*   Landmarks Bhd                                                 1,766,192     303,164
#   LBS Bina Group Bhd                                            2,943,300   1,196,597
#   Lingkaran Trans Kota Holdings Bhd                               893,000   1,189,424
    LPI Capital Bhd                                                 239,600     925,803
    Magni-Tech Industries Bhd                                       117,800     127,571
    Magnum Bhd                                                    2,556,400   1,240,975
    Mah Sing Group Bhd                                           11,067,951   3,720,711
#   Malakoff Corp. Bhd                                            1,918,800     554,547
    Malayan Banking Bhd                                          17,432,008  32,351,017
#   Malayan Flour Mills Bhd                                       1,254,400     401,617
    Malaysia Airports Holdings Bhd                                3,414,145   4,769,130
#   Malaysia Building Society Bhd                                 9,628,618   2,391,490
#*  Malaysia Marine and Heavy Engineering Holdings Bhd            3,023,800     682,770
#*  Malaysian Bulk Carriers Bhd                                   4,070,323     672,318
    Malaysian Pacific Industries Bhd                                794,725   1,464,742
#   Malaysian Resources Corp. Bhd                                10,359,000   3,344,831
    Malton Bhd                                                    2,141,500     358,240
    Matrix Concepts Holdings Bhd                                  2,369,050   1,288,644
#   Maxis Bhd                                                     5,284,415   7,338,718
    MBM Resources Bhd                                             1,144,310     637,814
    Media Chinese International, Ltd.                               905,600     131,230
#   Media Prima Bhd                                               5,879,520   1,354,100
    Mega First Corp. BHD                                            245,400     150,340
    MISC Bhd                                                      5,173,560   8,550,045
    Mitrajaya Holdings Bhd                                        2,963,600     850,136
    MK Land Holdings Bhd                                          5,055,100     330,828
    MKH Bhd                                                       1,549,067   1,035,164

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
MALAYSIA -- (Continued)
    MMC Corp. Bhd                                                 6,664,200 $ 3,513,412
*   MNRB Holdings Bhd                                             1,438,350     768,510
#*  MPHB Capital Bhd                                                552,100     164,443
*   Mudajaya Group Bhd                                            2,521,733     478,431
#   Muhibbah Engineering M Bhd                                    3,812,000   2,032,038
*   Mulpha International Bhd                                     15,986,900     812,389
#   My EG Services Bhd                                           16,381,200   5,880,886
*   Naim Holdings Bhd                                             1,872,900     672,081
    NTPM Holdings Bhd                                             1,469,000     282,694
#   OCK Group Bhd                                                 1,251,000     223,133
    Oldtown Bhd                                                   2,238,525     953,936
    Oriental Holdings Bhd                                           615,140     944,718
    OSK Holdings Bhd                                              4,593,745   1,452,690
#   Padini Holdings Bhd                                           5,765,100   3,178,420
    Panasonic Manufacturing Malaysia Bhd                             76,400     542,166
    Pantech Group Holdings Bhd                                    1,605,800     165,001
    Paramount Corp. Bhd                                             965,225     341,864
*   Parkson Holdings Bhd                                          5,192,635     738,637
*   Perisai Petroleum Teknologi Bhd                               3,705,300      58,365
    PESTECH International Bhd                                       219,100      81,604
    Petronas Chemicals Group Bhd                                  8,860,600  14,249,837
    Petronas Dagangan Bhd                                           937,100   4,978,368
    Petronas Gas Bhd                                              2,123,908  10,024,559
    Pharmaniaga Bhd                                                 541,580     615,162
    Pie Industrial Bhd                                              504,200     205,828
    Pos Malaysia Bhd                                              3,230,600   2,934,474
    Power Root Bhd                                                  206,500     105,874
    PPB Group Bhd                                                 2,326,700   8,549,500
#   Press Metal Bhd                                              11,263,280   5,217,900
#   Prestariang Bhd                                               1,398,900     685,254
    Protasco Bhd                                                  2,740,500     737,374
    Public Bank Bhd                                               8,524,711  38,681,026
#*  Puncak Niaga Holdings Bhd                                     1,506,260     313,889
#   QL Resources Bhd                                              3,728,560   3,697,061
    RHB Bank Bhd                                                  5,760,919   6,373,402
*   Rimbunan Sawit Bhd                                            1,063,700     126,113
    Salcon Bhd                                                    5,680,700     731,723
    Sam Engineering & Equipment M Bhd                                19,300      24,325
#*  Sapurakencana Petroleum Bhd                                  28,228,488  10,967,024
    Sarawak Cable Bhd                                               475,000     113,625
    Sarawak Oil Palms Bhd                                           661,991     578,550
#   Scientex Bhd                                                  1,755,328   2,769,430
*   Scomi Group Bhd                                               8,281,700     289,831
    SEG International Bhd                                           311,400      79,500
    Selangor Dredging Bhd                                           366,400      70,173
    Selangor Properties Bhd                                          78,800      79,240
    Shangri-La Hotels Malaysia Bhd                                  382,300     445,873
*   Shell Refining Co. Federation of Malaya Bhd                     257,100     163,717
    SHL Consolidated Bhd                                            171,700     110,502
    Sime Darby Bhd                                                8,674,487  17,441,014
#   SKP Resources Bhd                                             1,967,100     586,520
#   SP Setia Bhd Group                                            2,338,118   1,795,901
#   Star Publications Group Bhd                                   1,344,800     698,337

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
MALAYSIA -- (Continued)
*   Sumatec Resources Bhd                                         4,417,200 $    74,809
#   Sunway Bhd                                                    7,396,093   5,072,316
    Sunway Construction Group Bhd                                   674,419     258,624
#   Supermax Corp. Bhd                                            4,042,350   1,905,672
    Suria Capital Holdings Bhd                                      279,650     127,894
    Syarikat Takaful Malaysia Bhd                                 3,018,400   2,836,418
    Symphony Life Bhd                                               321,132      48,214
*   T7 Global Bhd                                                    47,100       3,516
#   Ta Ann Holdings Bhd                                           1,961,023   1,806,206
    TA Enterprise Bhd                                            11,038,600   1,222,834
    TA Global Bhd                                                 5,798,240     353,866
*   Talam Transform Bhd                                           6,754,300      60,850
    Taliworks Corp. Bhd                                             229,800      76,038
    Tambun Indah Land Bhd                                         2,204,100     691,862
#   TAN Chong Motor Holdings Bhd                                  1,250,700     479,225
    Tasek Corp. Bhd                                                  38,700     109,711
#   TDM Bhd                                                       8,688,000   1,530,434
    Telekom Malaysia Bhd                                          4,054,302   5,447,082
    Tenaga Nasional Bhd                                           9,255,181  27,974,744
#*  TH Plantations Bhd                                            1,213,540     315,096
#   Time dotCom Bhd                                               1,543,360   2,788,920
    Tiong NAM Logistics Holdings                                  1,219,000     434,810
#   Top Glove Corp. Bhd                                           7,160,660   8,416,938
    Tropicana Corp. Bhd                                           4,891,448   1,099,443
    TSH Resources Bhd                                             3,013,850   1,292,577
    Tune Protect Group Bhd                                        4,226,300   1,346,420
    Uchi Technologies Bhd                                         1,477,740     590,553
#   UEM Edgenta Bhd                                               2,606,800   1,905,068
#   UEM Sunrise Bhd                                              17,611,145   4,375,098
#   UMW Holdings Bhd                                              4,022,906   5,130,665
#*  UMW Oil & Gas Corp. Bhd                                       3,845,600     607,751
    Unisem M Bhd                                                  5,300,820   3,016,299
    United Malacca Bhd                                              197,950     259,239
    United Plantations Bhd                                          159,400     988,974
    United U-Li Corp. Bhd                                           550,400     545,355
    UOA Development Bhd                                           3,379,800   1,851,989
#*  Uzma Bhd                                                      1,071,200     399,102
*   Vivocom International Holdings Bhd                            2,101,800      73,587
#   VS Industry Bhd                                               9,086,140   3,075,140
    Wah Seong Corp. Bhd                                           2,532,539     469,068
#*  WCE Holdings Bhd                                              1,271,800     330,233
    WCT Holdings Bhd                                              7,373,529   3,047,655
    Wellcall Holdings Bhd                                         1,910,100     845,356
#   Westports Holdings Bhd                                        5,931,000   5,586,986
    Wing Tai Malaysia Bhd                                           567,600     132,585
#   WTK Holdings Bhd                                              2,834,550     640,083
#   Yinson Holdings Bhd                                           1,533,200   1,076,914
*   YNH Property Bhd                                              3,898,194   1,330,401
    YTL Corp. Bhd                                                38,548,553  13,238,928
*   YTL Land & Development Bhd                                    1,074,000     139,202
    YTL Power International Bhd                                   9,872,566   3,188,396

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
MALAYSIA -- (Continued)
    Zhulian Corp. Bhd                                               758,266 $    247,725
                                                                            ------------
TOTAL MALAYSIA                                                               655,463,190
                                                                            ------------
MEXICO -- (3.7%)
#   Alfa S.A.B. de C.V. Class A                                  20,656,096   26,803,844
    Alpek S.A.B. de C.V.                                          3,388,480    3,899,754
#   Alsea S.A.B. de C.V.                                          4,387,993   12,700,950
    America Movil SAB de CV Series L                             32,608,574   20,515,716
    America Movil SAB de CV Series L ADR                          3,134,148   39,521,606
#   Arca Continental S.A.B. de C.V.                               2,730,524   14,682,123
#*  Axtel S.A.B. de C.V.                                          8,669,415    1,534,042
#   Banregio Grupo Financiero SAB de CV                           2,447,872   13,520,315
*   Bio Pappel SAB de CV                                            222,356      244,071
#   Bolsa Mexicana de Valores S.A.B. de C.V.                      4,221,370    5,749,007
*   Cemex S.A.B. de C.V.                                          6,122,964    5,658,020
*   Cemex S.A.B. de C.V. Sponsored ADR                            6,399,701   59,261,232
#   Coca-Cola Femsa S.A.B. de C.V. Series L                         280,203    1,736,026
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                    130,128    8,070,539
#   Consorcio ARA S.A.B. de C.V. Series *                         9,685,143    3,097,797
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR           317,592    4,309,723
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A     1,145,417    1,552,782
#*  Corp Interamericana de Entretenimiento S.A.B. de
      C.V. Class B                                                  222,600      171,966
    Corp. Actinver S.A.B. de C.V.                                    61,598       36,332
#   Corp. Inmobiliaria Vesta S.A.B. de C.V.                       3,225,056    3,547,739
    Corp. Moctezuma SAB de CV Series *                              392,200    1,065,439
#   Credito Real S.A.B. de C.V. SOFOM ER                            976,684    1,388,672
    Cydsa S.A.B. de C.V.                                              6,129        6,904
*   Desarrolladora Homex S.A.B. de C.V.                              44,087        2,326
    Dine S.A.B. de C.V.                                               7,300        3,658
#   El Puerto de Liverpool S.A.B. de C.V. Class C1                  566,901    3,574,819
#*  Empresas ICA S.A.B. de C.V.                                   4,691,828      623,222
*   Financiera Independencia S.A.B. de C.V. SOFOM ENR               246,788       37,929
    Fomento Economico Mexicano S.A.B. de C.V.                        19,026      143,305
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR         533,221   40,114,216
#*  Genomma Lab Internacional S.A.B. de C.V. Class B              7,001,076    7,291,983
#   Gentera S.A.B. de C.V.                                        5,377,110    7,851,584
#   Gruma S.A.B. de C.V. Class B                                  1,649,630   22,152,751
#*  Grupo Aeromexico S.A.B. de C.V.                                 861,107    1,603,827
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.           1,908,693    8,142,390
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR             100        3,421
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR             172,414   13,331,050
#   Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B       1,067,852    8,277,152
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR               54,716    7,926,707
#   Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B          860,765   12,498,191
#   Grupo Bimbo S.A.B. de C.V. Series A                           7,138,276   15,742,648
    Grupo Carso S.A.B. de C.V. Series A1                          2,692,670   10,786,950
    Grupo Cementos de Chihuahua S.A.B. de C.V.                      211,154      961,931
#   Grupo Comercial Chedraui S.A. de C.V.                         2,530,372    4,667,965
#   Grupo Elektra SAB de CV                                         259,394    3,346,056
#*  Grupo Famsa S.A.B. de C.V. Class A                            2,949,450      984,399
    Grupo Financiero Banorte S.A.B. de C.V. Class O               7,393,901   35,438,675
#   Grupo Financiero Inbursa S.A.B. de C.V. Class O               8,446,045   12,555,561
#   Grupo Financiero Interacciones SA de C.V. Class O               601,105    2,288,428

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
MEXICO -- (Continued)
#   Grupo Financiero Santander Mexico S.A.B. de C.V. Class B      3,332,462 $  4,747,762
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR    669,690    4,788,283
*   Grupo Gigante S.A.B. de C.V. Series *                            41,000       76,678
#   Grupo Herdez SAB de CV Series *                               1,541,368    2,738,518
    Grupo Industrial Maseca S.A.B. de C.V. Class B                   60,400       70,064
    Grupo Industrial Saltillo S.A.B. de C.V.                         83,799      140,646
#   Grupo KUO S.A.B. de C.V. Series B                               271,325      429,363
#   Grupo Lala S.A.B. de C.V.                                     1,920,564    2,881,744
    Grupo Mexico S.A.B. de C.V. Series B                         19,578,566   58,904,224
#*  Grupo Pochteca SAB de CV                                        387,811      171,092
    Grupo Rotoplas S.A.B. de C.V.                                    25,879       32,129
    Grupo Sanborns S.A.B. de C.V.                                   493,633      492,367
*   Grupo Simec S.A.B. de C.V. Series B                           1,606,184    7,410,313
*   Grupo Simec S.A.B. de C.V. Sponsored ADR                          8,806      121,523
#*  Grupo Sports World S.A.B. de C.V.                               218,149      166,330
    Grupo Televisa S.A.B. Sponsored ADR                           1,922,391   43,061,558
    Grupo Televisa SAB de CV Series CPO                           2,879,080   12,863,255
#*  Hoteles City Express S.A.B. de C.V.                           1,408,483    1,236,690
*   Impulsora del Desarrollo y El Empleo en America Latina SAB
      de CV                                                       2,275,386    2,727,823
    Industrias Bachoco S.A.B. de C.V. Series B                    1,016,879    3,946,389
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR                  52,138    2,420,767
#*  Industrias CH S.A.B. de C.V. Series B                         2,221,490   14,061,749
    Industrias Penoles SAB de CV.                                   551,852   13,047,720
#   Infraestructura Energetica Nova S.A.B. de C.V.                1,993,585    8,795,158
#   Kimberly-Clark de Mexico SAB de CV Class A                    7,958,521   14,322,933
#*  La Comer S.A.B. de C.V.                                       3,974,790    2,820,960
#*  Maxcom Telecomunicaciones S.A.B. de C.V.                         93,193       31,953
    Megacable Holdings S.A.B. de C.V.                             1,539,086    4,871,109
    Mexichem SAB de CV                                            7,074,903   16,776,750
#*  Minera Frisco S.A.B. de C.V. Class A1                         2,053,159    1,682,619
    Nemak S.A.B. de C.V.                                             89,974       83,789
    OHL Mexico S.A.B. de C.V.                                     5,560,654    5,250,403
#   Organizacion Cultiba S.A.B. de C.V.                             179,151      172,334
#*  Organizacion Soriana S.A.B. de C.V. Class B                   3,374,203    7,119,425
    Promotora y Operadora de Infraestructura SAB de CV            1,346,682   11,772,610
#   Qualitas Controladora S.A.B. de C.V.                            709,565    1,068,082
#   Rassini S.A.B. de C.V.                                          108,472      400,213
    Rassini S.A.B. De C.V. Class A                                   59,539      109,922
#*  Telesites S.A.B. de C.V.                                      5,257,651    3,085,988
#   TV Azteca S.A.B. de C.V.                                      7,338,587    1,168,346
    Vitro S.A.B. de C.V. Series A                                   318,647      993,217
    Wal-Mart de Mexico S.A.B. de C.V.                            16,371,536   28,969,222
                                                                            ------------
TOTAL MEXICO                                                                 735,457,763
                                                                            ------------
PERU -- (0.1%)
    Cementos Pacasmayo SAA ADR                                       37,487      356,127
    Cia de Minas Buenaventura SAA ADR                               156,351    2,156,080
    Credicorp, Ltd.                                                 146,880   24,041,319

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES      VALUE++
                                                                 ----------- -----------
PERU -- (Continued)
    Grana y Montero SAA Sponsored ADR                                178,985 $   807,222
                                                                             -----------
TOTAL PERU                                                                    27,360,748
                                                                             -----------
PHILIPPINES -- (1.4%)
    A Soriano Corp.                                                  818,000     101,596
    Aboitiz Equity Ventures, Inc.                                  5,662,310   8,462,693
    Aboitiz Power Corp.                                            5,652,700   4,789,909
*   ACR Mining Corp.                                                  11,905         803
    Alliance Global Group, Inc.                                   24,805,494   6,254,402
    Alsons Consolidated Resources, Inc.                            3,329,000     100,308
*   Atlas Consolidated Mining & Development Corp.                  2,979,300     318,401
    Ayala Corp.                                                      662,525  10,657,508
    Ayala Land, Inc.                                              22,699,120  16,224,967
    Bank of the Philippine Islands                                 2,667,473   4,804,216
    BDO Unibank, Inc.                                              6,135,803  13,903,765
    Belle Corp.                                                   25,482,700   1,660,239
*   Bloomberry Resorts Corp.                                       8,650,600   1,346,679
    Cebu Air, Inc.                                                 2,186,760   4,173,193
    Cebu Holdings, Inc.                                            2,065,000     210,230
    Century Pacific Food, Inc.                                     1,277,450     420,653
    Century Properties Group, Inc.                                 1,153,062      12,511
    China Banking Corp.                                              866,806     670,493
    Cirtek Holdings Philippines Corp.                                129,500      59,364
    COL Financial Group, Inc.                                        133,700      43,464
    Cosco Capital, Inc.                                            4,332,000     799,342
    D&L Industries, Inc.                                          18,868,600   4,664,467
    DMCI Holdings, Inc.                                           24,707,500   6,418,819
*   DoubleDragon Properties Corp.                                  1,230,940   1,275,860
    East West Banking Corp.                                        1,001,400     401,287
    EEI Corp.                                                      2,805,800     437,615
    Emperador, Inc.                                                1,410,400     197,280
*   Empire East Land Holdings, Inc.                               22,778,000     334,289
    Energy Development Corp.                                      73,974,100   8,116,993
    Filinvest Development Corp.                                       89,300      14,376
    Filinvest Land, Inc.                                         143,736,687   4,680,513
    First Gen Corp.                                               11,416,900   5,144,423
    First Philippine Holdings Corp.                                2,344,030   3,344,565
*   Global Ferronickel Holdings, Inc.                              3,206,000     182,572
    Globe Telecom, Inc.                                              155,765   5,386,257
    GT Capital Holdings, Inc.                                        248,360   6,512,488
    Integrated Micro-Electronics, Inc.                               253,800      31,217
    International Container Terminal Services, Inc.                3,964,312   6,166,027
    JG Summit Holdings, Inc.                                       5,098,500   7,612,902
    Jollibee Foods Corp.                                           2,399,507   9,911,819
    Leisure & Resorts World Corp.                                  1,361,320     112,693
*   Lepanto Consolidated Mining Co.                               30,246,517     129,054
    Lopez Holdings Corp.                                          17,216,200   2,739,822
    LT Group, Inc.                                                 9,065,200   2,386,491
    Manila Electric Co.                                              949,020   5,433,154
    Manila Water Co., Inc.                                         8,302,600   5,036,749
    Max's Group, Inc.                                                494,100     268,021
*   Megawide Construction Corp.                                    2,566,870     771,617
    Megaworld Corp.                                              100,542,600   7,421,874

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
PHILIPPINES -- (Continued)
*   Melco Crown Philippines Resorts Corp.                         9,445,000 $    912,405
*   Metro Pacific Corp. Series A                                    225,000           --
    Metro Pacific Investments Corp.                              70,798,700    9,708,346
    Metropolitan Bank & Trust Co.                                 3,304,845    5,413,840
    Nickel Asia Corp.                                             3,751,200      512,609
    Pepsi-Cola Products Philippines, Inc.                        10,440,791      686,435
    Petron Corp.                                                  8,357,700    1,560,328
    Philex Mining Corp.                                           1,551,550      288,099
    Philippine National Bank                                      1,893,513    2,074,269
    Philippine Stock Exchange, Inc. (The)                            84,552      406,076
*   Philtown Properties, Inc.                                        16,675           --
    Philweb Corp.                                                 2,367,040      464,978
    Phinma Energy Corp.                                          13,657,000      620,304
    Phoenix Petroleum Philippines, Inc.                             986,570      129,283
    PLDT, Inc.                                                      246,480    7,285,886
    PLDT, Inc. Sponsored ADR                                        187,100    5,622,355
    Premium Leisure Corp.                                        20,574,000      591,744
    Puregold Price Club, Inc.                                     5,116,500    4,443,450
    RFM Corp.                                                     6,077,300      603,328
    Rizal Commercial Banking Corp.                                2,030,745    1,476,239
    Robinsons Land Corp.                                         12,893,050    6,509,013
    Robinsons Retail Holdings, Inc.                               1,338,870    2,126,001
    San Miguel Corp.                                              2,612,330    5,145,235
    San Miguel Pure Foods Co., Inc.                                   6,360       32,589
    Security Bank Corp.                                           1,908,428    8,181,434
    Semirara Mining & Power Corp.                                 1,889,700    5,134,679
    SM Investments Corp.                                            760,840   10,553,129
    SM Prime Holdings, Inc.                                      22,693,590   13,551,462
*   SSI Group, Inc.                                                 863,000       45,481
    STI Education Systems Holdings, Inc.                          7,954,000      169,516
*   Top Frontier Investment Holdings, Inc.                          153,057      811,781
    Travellers International Hotel Group, Inc.                    2,716,600      178,365
    Union Bank of the Philippines                                 1,472,512    2,319,607
    Universal Robina Corp.                                        3,253,140   10,659,930
    Vista Land & Lifescapes, Inc.                                46,883,100    4,778,420
    Xurpas, Inc.                                                  2,162,700      365,212
                                                                            ------------
TOTAL PHILIPPINES                                                            283,509,808
                                                                            ------------
POLAND -- (1.6%)
    AB SA                                                             2,455       22,159
    Agora SA                                                        182,018      610,843
*   Alior Bank SA                                                   490,101    7,476,511
    Amica SA                                                         20,880      975,729
#*  AmRest Holdings SE                                                4,834      395,903
    Apator SA                                                        31,013      259,822
    Asseco Poland SA                                                613,456    8,813,260
    Bank Handlowy w Warszawie SA                                    168,877    3,240,622
*   Bank Millennium SA                                            3,090,210    4,541,393
    Bank Pekao SA                                                   288,537    9,761,431
    Bank Zachodni WBK SA                                            124,618   10,738,871
#*  Bioton SA                                                       313,879      623,363
#*  Boryszew SA                                                   1,762,604    4,998,251
    Budimex SA                                                       81,722    4,409,603

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
POLAND -- (Continued)
#   CCC SA                                                         126,999 $ 6,559,800
#*  CD Projekt SA                                                  648,593   9,507,516
    Ciech SA                                                       292,871   5,035,592
#*  City Interactive SA                                              1,992      14,450
    Colian Holding SA                                               52,481      43,511
*   ComArch SA                                                       9,333     419,580
*   Cyfrowy Polsat SA                                              872,127   5,278,271
    Dom Development SA                                               9,946     156,552
    Elektrobudowa SA                                                 2,716      81,325
*   Emperia Holding SA                                              63,586   1,087,389
#*  Enea SA                                                      1,549,886   3,923,981
    Energa SA                                                      781,843   1,994,259
    Eurocash SA                                                    669,176   6,668,343
    Fabryki Mebli Forte SA                                          88,567   1,836,750
*   Famur SA                                                       111,442     129,371
    Firma Oponiarska Debica SA                                      10,995     264,913
*   Getin Holding SA                                             1,836,480     647,369
#*  Getin Noble Bank SA                                          1,579,677     651,948
#*  Globe Trade Centre SA                                          104,784     222,403
    Grupa Azoty SA                                                 195,902   3,360,828
*   Grupa Azoty Zaklady Chemiczne Police SA                         17,834     101,870
#   Grupa Kety SA                                                   43,377   4,661,621
*   Grupa Lotos SA                                                 932,257   8,785,614
*   Impexmetal SA                                                  905,804     900,818
#   ING Bank Slaski SA                                             122,012   5,398,923
#*  Integer.pl SA                                                   12,680     135,506
    Inter Cars SA                                                   18,261   1,441,048
*   Jastrzebska Spolka Weglowa SA                                  294,481   4,924,942
    Kernel Holding SA                                              467,351   9,310,889
    KGHM Polska Miedz SA                                           686,279  21,285,583
    KRUK SA                                                         85,341   5,241,963
    LC Corp. SA                                                    590,468     298,767
    Lentex SA                                                       34,442      92,077
#   LPP SA                                                           3,990   5,084,451
#*  Lubelski Wegiel Bogdanka SA                                     60,373     978,963
*   mBank SA                                                        72,864   6,888,351
*   MCI Capital SA                                                 155,702     337,257
*   Mostostal Zabrze SA                                            324,876     105,476
    Netia SA                                                     1,878,054   2,102,899
    Neuca SA                                                        19,258   1,927,784
    Newag SA                                                           182         818
    Orange Polska SA                                             4,211,819   5,682,615
    Orbis SA                                                        68,772   1,258,339
*   Pelion SA                                                       30,487     400,387
#   Pfleiderer Grajewo SA                                           73,279     817,952
    PGE Polska Grupa Energetyczna SA                             6,193,372  16,910,844
*   PKP Cargo SA                                                    29,105     387,952
*   Polnord SA                                                     251,767     483,469
    Polski Koncern Naftowy Orlen SA                              2,073,148  42,071,933
    Polskie Gornictwo Naftowe i Gazownictwo SA                   5,857,133   8,043,347
*   Powszechna Kasa Oszczednosci Bank Polski SA                  2,391,846  18,350,213
    Powszechny Zaklad Ubezpieczen SA                             2,004,951  17,643,005
*   Rafako SA                                                      360,333     646,457

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
POLAND -- (Continued)
*   Stalexport Autostrady SA                                       327,829 $    339,906
    Stalprodukt SA                                                   5,516      819,126
    Synthos SA                                                   4,183,285    6,268,303
*   Tauron Polska Energia SA                                     9,329,006    6,874,245
    Trakcja SA                                                     481,123    1,932,943
*   Vistula Group SA                                               715,744      582,506
    Warsaw Stock Exchange                                          195,553    2,179,598
    Wawel SA                                                           300       88,322
*   Zespol Elektrowni Patnow Adamow Konin SA                        41,007      145,554
                                                                           ------------
TOTAL POLAND                                                                316,684,548
                                                                           ------------
RUSSIA -- (1.5%)
    Etalon Group, Ltd. GDR(B5TWX80)                                650,174    2,507,822
    Etalon Group, Ltd. GDR(29760G103)                               27,839      107,737
    Gazprom PJSC Sponsored ADR                                   8,077,325   40,077,094
    Globaltrans Investment P.L.C. GDR                               30,236      190,487
    Globaltrans Investment P.L.C. Sponsored GDR                    193,097    1,220,669
*   Lenta, Ltd. GDR(BJ621Y903)                                     143,301    1,130,449
*   Lenta, Ltd. GDR(52634T200)                                      73,570      578,260
    Lukoil PJSC Sponsored ADR(69343P105)                            56,281    3,163,274
    Lukoil PJSC Sponsored ADR(BYZDW2900)                           598,466   33,726,402
    Magnitogorsk Iron & Steel OJSC Sponsored GDR                   630,539    5,299,451
*   Mail.Ru Group, Ltd. GDR(B53NQB903)                             117,272    2,129,783
*   Mail.Ru Group, Ltd. GDR(560317208)                                 974       17,678
*   Mechel PJSC Sponsored ADR                                      260,778    1,567,273
    MegaFon PJSC GDR                                               301,716    3,279,416
    MMC Norilsk Nickel PJSC ADR                                  1,034,973   16,785,653
    Novatek PJSC GDR                                               111,723   14,217,596
    Novolipetsk Steel PJSC GDR                                     348,244    6,882,552
    O'Key Group SA GDR                                              71,285      177,780
    PhosAgro PJSC GDR                                              173,633    2,666,295
*   PIK Group PJSC GDR                                             638,702    3,198,438
    Ros Agro P.L.C. GDR                                            146,082    2,097,398
    Rosneft Oil Co. PJSC GDR                                     2,952,866   19,579,958
    Rostelecom PJSC Sponsored ADR(B114RM901)                       164,180    1,396,707
    Rostelecom PJSC Sponsored ADR(778529107)                        44,026      368,057
    RusHydro PJSC ADR                                            4,579,241    7,779,448
    Sberbank of Russia PJSC Sponsored ADR(B5SC09903)             4,081,901   47,861,163
    Sberbank of Russia PJSC Sponsored ADR(80585Y308)               462,508    5,392,843
    Severstal PJSC GDR                                             650,882   10,339,052
    Tatneft PJSC Sponsored ADR                                     836,600   34,105,798
    TMK PJSC GDR(B1FY0V909)                                         80,338      430,952
    TMK PJSC GDR(87260R201)                                         42,087      225,166
    VimpelCom, Ltd. Sponsored ADR                                2,225,349    9,413,226
    VTB Bank PJSC GDR(46630Q202)                                 1,730,853    3,929,036
    VTB Bank PJSC GDR(B1W7FX909)                                 3,938,248    8,979,977
*   X5 Retail Group NV GDR                                         398,885   13,392,629
                                                                           ------------
TOTAL RUSSIA                                                                304,215,519
                                                                           ------------
SOUTH AFRICA -- (7.7%)
*   Adbee Rf, Ltd.                                                   4,191       11,013
#   Adcock Ingram Holdings, Ltd.                                   567,178    2,168,905
    Adcorp Holdings, Ltd.                                          344,856      370,115

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
SOUTH AFRICA -- (Continued)
    Advtech, Ltd.                                                 1,730,595 $ 2,172,849
    Aeci, Ltd.                                                    1,053,876   8,053,711
*   African Bank Investments, Ltd.                                4,779,215       1,792
    African Oxygen, Ltd.                                            504,251     716,907
    African Rainbow Minerals, Ltd.                                1,128,654  10,108,344
    Afrimat, Ltd.                                                    43,822      92,179
    Alexander Forbes Group Holdings, Ltd.                           652,799     344,476
*   Anglo American Platinum, Ltd.                                   265,004   6,937,861
*   AngloGold Ashanti, Ltd.                                         112,707   1,432,262
*   AngloGold Ashanti, Ltd. Sponsored ADR                         4,151,296  52,762,972
*   ArcelorMittal South Africa, Ltd.                              1,326,209   1,292,378
    Ascendis Health, Ltd.                                           494,588     857,505
    Aspen Pharmacare Holdings, Ltd.                               1,420,782  32,505,576
    Assore, Ltd.                                                    211,937   4,342,881
#   Astral Foods, Ltd.                                              421,905   4,726,773
*   Attacq, Ltd.                                                  1,962,142   2,622,165
*   Aveng, Ltd.                                                   3,143,332   1,702,511
    AVI, Ltd.                                                     3,831,868  26,118,733
    Barclays Africa Group, Ltd.                                   2,404,755  28,321,810
    Barloworld, Ltd.                                              2,611,294  21,470,229
    Bid Corp., Ltd.                                               1,897,597  32,922,975
    Bidvest Group, Ltd. (The)                                     2,007,528  23,642,069
    Blue Label Telecoms, Ltd.                                     3,314,531   4,514,737
#*  Brait SE                                                      1,175,080   6,915,027
#   Capitec Bank Holdings, Ltd.                                     293,013  15,312,667
    Cashbuild, Ltd.                                                 211,680   5,453,974
    Caxton and CTP Publishers and Printers, Ltd.                    433,083     428,708
    City Lodge Hotels, Ltd.                                         261,723   2,853,458
    Clicks Group, Ltd.                                            2,178,016  19,715,878
    Clover Industries, Ltd.                                         422,167     547,072
*   Consolidated Infrastructure Group, Ltd.                         396,857     676,437
    Coronation Fund Managers, Ltd.                                1,911,262   9,495,114
*   Curro Holdings, Ltd.                                            171,625     608,914
    DataTec, Ltd.                                                 1,730,404   6,690,561
    Discovery, Ltd.                                               2,287,967  19,526,626
    Distell Group, Ltd.                                             176,737   1,969,080
#   DRDGOLD, Ltd.                                                 3,273,569   1,843,578
    DRDGOLD, Ltd. Sponsored ADR                                       4,569      25,952
*   enX Group, Ltd.                                                 187,307     251,065
    EOH Holdings, Ltd.                                              921,133  10,021,447
*   Evraz Highveld Steel and Vanadium, Ltd.                          35,483          67
#*  eXtract Group, Ltd.                                           1,440,821      32,078
    Exxaro Resources, Ltd.                                        1,154,248   9,140,851
    Famous Brands, Ltd.                                             669,966   7,235,806
    FirstRand, Ltd.                                              17,937,935  66,820,882
    Foschini Group, Ltd. (The)                                    2,164,132  25,882,149
    Gold Fields, Ltd.                                               815,561   2,820,169
    Gold Fields, Ltd. Sponsored ADR                               7,415,655  26,028,949
    Grand Parade Investments, Ltd.                                  885,554     237,152
    Grindrod, Ltd.                                                4,640,715   4,870,218
    Group Five, Ltd.                                                715,984   1,280,762
    Harmony Gold Mining Co., Ltd.                                 1,638,854   4,129,600

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
SOUTH AFRICA -- (Continued)
    Harmony Gold Mining Co., Ltd. Sponsored ADR                   4,049,087 $10,325,172
    Holdsport, Ltd.                                                  96,811     438,080
*   Howden Africa Holdings, Ltd.                                     15,743      37,272
    Hudaco Industries, Ltd.                                         226,211   1,909,731
*   Hulamin, Ltd.                                                   520,226     269,634
*   Impala Platinum Holdings, Ltd.                                4,096,108  16,323,859
    Imperial Holdings, Ltd.                                       1,585,967  19,690,875
    Investec, Ltd.                                                2,313,298  16,350,860
    Invicta Holdings, Ltd.                                          112,218     504,679
    JSE, Ltd.                                                       891,488  10,689,196
    KAP Industrial Holdings, Ltd.                                 3,607,216   2,088,499
#*  Kumba Iron Ore, Ltd.                                            394,809   6,089,320
#   Lewis Group, Ltd.                                             1,170,316   3,565,312
    Liberty Holdings, Ltd.                                        1,283,648  10,513,832
    Life Healthcare Group Holdings, Ltd.                          7,857,049  19,571,815
    Massmart Holdings, Ltd.                                         974,470   9,757,482
    Merafe Resources, Ltd.                                        5,721,470     827,639
    Metair Investments, Ltd.                                      1,074,128   1,767,459
    Metrofile Holdings, Ltd.                                        113,854      42,917
    MMI Holdings, Ltd.                                           10,936,323  20,119,774
    Mondi, Ltd.                                                     785,551  17,316,495
    Mpact, Ltd.                                                   1,189,591   2,609,401
#   Mr. Price Group, Ltd.                                         1,476,304  17,871,418
    MTN Group, Ltd.                                               9,901,001  92,325,315
    Murray & Roberts Holdings, Ltd.                               3,561,183   2,938,908
#*  Nampak, Ltd.                                                  5,075,553   7,079,293
    Naspers, Ltd. Class N                                           568,071  90,500,433
#   Nedbank Group, Ltd.                                           1,697,081  29,272,991
    Netcare, Ltd.                                                 7,818,253  18,804,354
    New Europe Property Investments P.L.C.                          281,854   3,283,381
*   Northam Platinum, Ltd.                                        2,918,502  11,108,861
    Oceana Group, Ltd.                                              323,237   2,851,004
    Omnia Holdings, Ltd.                                            553,010   7,481,483
    Peregrine Holdings, Ltd.                                      2,437,587   5,377,397
#   Pick n Pay Stores, Ltd.                                       2,272,655  11,545,543
    Pinnacle Holdings, Ltd.                                       1,165,199   1,606,542
    Pioneer Foods Group, Ltd.                                       801,668   9,915,727
*   PPC, Ltd.                                                    13,174,518   6,691,444
    PSG Group, Ltd.                                                 567,099   9,583,816
    Raubex Group, Ltd.                                              914,873   1,549,548
    RCL Foods, Ltd.                                                 165,246     162,884
    Reunert, Ltd.                                                 1,498,002   7,628,976
    Rhodes Food Group Pty, Ltd.                                     136,124     283,558
*   Royal Bafokeng Platinum, Ltd.                                   309,377     877,260
    Sanlam, Ltd.                                                  9,204,888  44,467,501
    Santam, Ltd.                                                    225,908   4,041,779
    Sappi, Ltd.                                                   5,132,845  33,003,214
    Sappi, Ltd. Sponsored ADR                                       375,460   2,384,209
    Sasol, Ltd.                                                   1,457,316  43,474,604
    Sasol, Ltd. Sponsored ADR                                     1,144,917  34,187,222
    Shoprite Holdings, Ltd.                                       2,777,835  36,872,250
    Sibanye Gold, Ltd.                                            3,213,511   7,265,561
    Sibanye Gold, Ltd. Sponsored ADR                                916,723   8,305,510

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES      VALUE++
                                                                 --------- --------------
SOUTH AFRICA -- (Continued)
    SPAR Group, Ltd. (The)                                       1,316,302 $   18,566,963
    Spur Corp., Ltd.                                               462,287      1,168,741
    Standard Bank Group, Ltd.                                    6,015,257     64,325,285
*   Stefanutti Stocks Holdings, Ltd.                               186,764         62,449
    Steinhoff International Holdings NV                          9,034,034     43,560,982
    Sun International, Ltd.                                        940,422      6,131,005
*   Super Group, Ltd.                                            3,770,917     10,243,089
    Telkom SA SOC, Ltd.                                          2,457,987     13,470,456
    Telkom SA SOC, Ltd. Sponsored ADR                               23,134        504,668
    Tiger Brands, Ltd.                                           1,089,070     32,871,610
    Tongaat Hulett, Ltd.                                           794,307      7,901,927
    Transaction Capital, Ltd.                                      174,137        194,396
    Trencor, Ltd.                                                  618,973      1,722,153
    Truworths International, Ltd.                                3,374,992     20,266,605
    Tsogo Sun Holdings, Ltd.                                     3,680,780      7,223,040
    Vodacom Group, Ltd.                                          1,413,030     15,835,307
    Wilson Bayly Holmes-Ovcon, Ltd.                                545,282      5,924,233
    Woolworths Holdings, Ltd.                                    6,050,125     33,239,622
                                                                           --------------
TOTAL SOUTH AFRICA                                                          1,527,791,789
                                                                           --------------
SOUTH KOREA -- (14.7%)
#*  3S Korea Co., Ltd.                                              61,927        145,107
    ABco Electronics Co., Ltd.                                       3,248         20,805
#   Able C&C Co., Ltd.                                              55,949        898,126
#   ABOV Semiconductor Co., Ltd.                                    50,531        446,875
#   Ace Technologies Corp.                                          60,526        167,156
#*  Actoz Soft Co., Ltd.                                            42,950        580,670
#   Advanced Nano Products Co., Ltd.                                30,971        388,260
#*  Advanced Process Systems Corp.                                  84,935      2,049,232
#   Aekyung Petrochemical Co., Ltd.                                 80,284        768,158
#   AfreecaTV Co., Ltd.                                             57,222      1,098,605
#*  Agabang&Company                                                174,418      1,172,760
#   Ahn-Gook Pharmaceutical Co., Ltd.                               27,339        259,596
#   Ahnlab, Inc.                                                    16,302        876,136
#   AJ Networks Co., Ltd.                                           28,010        128,654
#*  AJ Rent A Car Co., Ltd.                                        151,462      1,158,013
    AK Holdings, Inc.                                               46,174      2,008,926
*   Alticast Corp.                                                  12,322         44,571
#   ALUKO Co., Ltd.                                                236,881      1,087,261
#*  ALVOGEN KOREA Co,.Ltd.                                           2,857         55,603
#*  Aminologics Co., Ltd.                                          102,326        269,457
    Amorepacific Corp.                                              76,988     21,012,998
#   AMOREPACIFIC Group                                              97,236     11,345,729
#*  Amotech Co., Ltd.                                               84,925      1,721,540
#*  Anam Electronics Co., Ltd.                                     287,995        277,535
#   Anapass, Inc.                                                   50,588        593,070
#   Asia Cement Co., Ltd.                                           10,551        665,938
#   ASIA Holdings Co., Ltd.                                         12,865      1,082,689
#*  Asia Paper Manufacturing Co., Ltd.                              36,792        633,938
*   Asiana Airlines, Inc.                                        1,052,597      3,789,118
#   Atinum Investment Co., Ltd.                                    173,305        313,497
#*  AUK Corp.                                                      187,204        355,571
    Aurora World Corp.                                              28,417        246,336

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
SOUTH KOREA -- (Continued)
    Austem Co., Ltd.                                                65,176 $   225,186
#   Autech Corp.                                                   107,304     865,706
#*  Automobile & PCB                                               148,708     332,123
#   Avaco Co., Ltd.                                                 83,005     533,157
#   Avatec Co., Ltd.                                                19,435     108,972
#   Baiksan Co., Ltd.                                               89,150     674,954
#*  Barun Electronics Co., Ltd.                                    281,064     530,531
#*  Barunson Entertainment & Arts Corp.                            342,041     798,199
    Bcworld Pharm Co., Ltd.                                          7,765     145,509
#   BGF retail Co., Ltd.                                            61,718   4,883,335
#*  BH Co., Ltd.                                                    93,670   1,459,904
#   Binggrae Co., Ltd.                                              29,234   1,627,362
#*  BioSmart Co., Ltd.                                              35,874     145,747
#   BIT Computer Co., Ltd.                                          48,192     213,168
    Bixolon Co., Ltd.                                                6,774      71,651
#   Bluecom Co., Ltd.                                               72,199     669,663
    BNK Financial Group, Inc.                                    1,585,116  11,633,796
#*  Boditech Med, Inc.                                              28,195     493,661
#*  Bohae Brewery Co., Ltd.                                        430,731     447,170
    Bookook Securities Co., Ltd.                                     5,240      85,287
#   Boryung Medience Co., Ltd.                                      42,086     531,996
#   Boryung Pharmaceutical Co., Ltd.                                21,741     972,255
#*  Bosung Power Technology Co., Ltd.                               95,638     360,651
#*  Brain Contents Co., Ltd.                                       170,374     187,411
    BRIDGETEC Corp.                                                  6,755      41,668
#*  Bubang Co., Ltd.                                               171,947     642,358
*   BUGS Corp.                                                      16,527     149,781
#   Bukwang Pharmaceutical Co., Ltd.                                84,548   1,646,751
    Busan City Gas Co., Ltd.                                           449      13,245
    BYC Co., Ltd.                                                      342     111,214
#   Byucksan Corp.                                                 297,839     983,315
#*  C&S Asset Management Co., Ltd.(6199560)                         52,900     123,028
*   C&S Asset Management Co., Ltd.()                                 4,916         846
#*  CammSys Corp.                                                  240,025     583,910
#*  Capro Corp.                                                    244,897   1,739,684
    Cell Biotech Co., Ltd.                                          42,596   1,292,261
#*  Celltrion Pharm, Inc.                                           59,278   1,103,027
#*  Celltrion, Inc.                                                157,770  13,634,031
#*  Chabiotech Co., Ltd.                                           132,690   1,341,224
#   Changhae Ethanol Co., Ltd.                                      27,390     399,251
#*  Charm Engineering Co., Ltd.                                    179,517     416,360
    Cheil Worldwide, Inc.                                          288,038   4,596,445
#*  Chemtronics Co., Ltd.                                           81,147     542,023
#*  Chin Hung International, Inc.                                   73,515     116,862
#*  China Great Star International, Ltd.                           624,013     720,288
    Chinyang Holdings Corp.                                         61,441     165,994
#*  Choa Pharmaceutical Co.                                         15,349      58,008
#   Chokwang Paint, Ltd.                                            39,940     339,478
#   Chong Kun Dang Pharmaceutical Corp.                             28,395   2,402,682
#   Chongkundang Holdings Corp.                                     19,923   1,014,119
#   Choong Ang Vaccine Laboratory                                   19,009     335,244
    Chosun Refractories Co., Ltd.                                    2,270     168,878
#   Chungdahm Learning, Inc.                                        44,399     655,089

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
SOUTH KOREA -- (Continued)
#   CJ CGV Co., Ltd.                                                69,033 $ 4,720,123
    CJ CheilJedang Corp.                                            54,735  16,717,413
    CJ Corp.                                                        75,020  11,779,595
    CJ E&M Corp.                                                   102,591   7,721,062
#   CJ Freshway Corp.                                               32,860   1,009,995
    CJ Hellovision Co., Ltd.                                       174,240   1,377,407
#*  CJ Korea Express Corp.                                          19,999   2,808,792
    CJ O Shopping Co., Ltd.                                         28,646   3,961,446
#*  CJ Seafood Corp.                                               111,853     330,150
#   CKD Bio Corp.                                                    7,420     135,979
#   Com2uSCorp                                                      75,042   5,524,392
#   Coreana Cosmetics Co., Ltd.                                     67,303     322,597
#   Cosmax, Inc.(6514334)                                           51,996   1,455,261
#   Cosmax, Inc.(BKF2806)                                           50,017   5,640,762
*   Cosmochemical Co., Ltd.                                         56,863     203,339
#*  COSON Co., Ltd.                                                 60,982     609,270
    Coway Co., Ltd.                                                162,593  12,226,700
#   Crown Confectionery Co., Ltd.                                   61,883   1,779,000
#*  CrucialTec Co., Ltd.                                           189,193   1,427,827
#   CS Wind Corp.                                                   26,312     370,997
#*  CTC BIO, Inc.                                                   37,932     317,119
#*  CTL, Inc.                                                       39,263      50,377
    Cuckoo Electronics Co., Ltd.                                     7,464     827,088
#*  CUROCOM Co., Ltd.                                              140,600     309,091
#   D.I Corp.                                                      144,324     550,828
#   Dae Dong Industrial Co., Ltd.                                   86,465     514,054
    Dae Han Flour Mills Co., Ltd.                                    6,962   1,130,290
#   Dae Hwa Pharmaceutical Co., Ltd.                                37,069     654,683
#   Dae Hyun Co., Ltd.                                             201,719     607,490
#*  Dae Won Chemical Co., Ltd.                                     156,888     337,423
    Dae Won Kang Up Co., Ltd.                                      118,384     439,950
#*  Dae Young Packaging Co., Ltd.                                  687,952     584,848
#*  Dae-Il Corp.                                                   138,728   1,025,344
#*  Daea TI Co., Ltd.                                              289,058     476,772
#   Daebongls Co., Ltd.                                             25,975     268,038
#*  Daechang Co., Ltd.                                             320,461     275,215
    Daeduck Electronics Co.                                        247,088   1,763,026
#   Daeduck GDS Co., Ltd.                                          168,168   1,938,750
#   Daegu Department Store                                          29,490     341,936
#*  Daehan New Pharm Co., Ltd.                                      34,924     527,322
#   Daehan Steel Co., Ltd.                                         109,797     876,774
#   Daekyo Co., Ltd.                                               164,245   1,141,936
#*  Daekyung Machinery & Engineering Co., Ltd.(6249067)            514,287     409,113
*   Daekyung Machinery & Engineering Co., Ltd.()                   124,847      17,297
#   Daelim B&Co Co., Ltd.                                           48,617     323,577
    Daelim Industrial Co., Ltd.                                    141,537  10,251,005
*   DAEMYUNG Corp. Co., Ltd.                                        98,224     143,836
#   Daeryuk Can Co., Ltd.                                           94,206     551,066
#   Daesang Corp.                                                  150,853   3,272,479
#   Daesang Holdings Co., Ltd.                                     119,576   1,033,077
    Daesung Energy Co., Ltd.                                         5,743      30,855
#   Daesung Holdings Co., Ltd.                                      22,393     179,067
#*  Daewon Cable Co., Ltd.                                         264,798     280,478

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
SOUTH KOREA -- (Continued)
#*  Daewon Media Co., Ltd.                                          35,926 $   231,452
#   Daewon Pharmaceutical Co., Ltd.                                 73,777   1,288,243
#   Daewon San Up Co., Ltd.                                         42,150     342,214
#*  Daewoo Engineering & Construction Co., Ltd.                    531,313   2,373,098
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd.             720,658   2,083,651
#   Daewoong Co., Ltd.                                              10,712     379,509
#   Daewoong Pharmaceutical Co., Ltd.                               20,111   1,184,700
*   Dahaam E-Tec Co., Ltd.                                           1,420       4,124
    Daihan Pharmaceutical Co., Ltd.                                 24,947     602,865
#   DaiShin Information & Communications Co., Ltd.                  14,863      30,524
#   Daishin Securities Co., Ltd.                                   418,479   4,056,445
#*  Danal Co., Ltd.                                                115,123     533,218
#   Daou Data Corp.                                                155,375   1,585,613
#   Daou Technology, Inc.                                          247,081   3,776,477
#*  Dasan Networks, Inc.                                            95,820     523,996
#   Dawonsys Co., Ltd.                                              55,469     536,123
#   Dayou Automotive Seat Technology Co., Ltd.                     704,652     936,323
#*  Dayou Plus Co., Ltd.                                           170,056     145,202
#   DCM Corp.                                                       22,153     228,008
#*  Deutsch Motors, Inc.                                            46,703     196,858
    DGB Financial Group, Inc.                                    1,241,812  10,546,739
#   DHP Korea Co., Ltd.                                             38,877     267,487
    Digital Chosun Co., Ltd.                                        81,434     188,397
#*  Digital Optics Co., Ltd.                                        95,326     257,372
#   Digital Power Communications Co., Ltd.                         151,450     458,028
#*  DIO Corp.                                                       73,117   1,988,177
    Display Tech Co., Ltd.                                          15,091      54,169
    DK UIL Co., Ltd.                                                13,140     118,945
#   DMS Co., Ltd.                                                  120,513   1,179,363
#*  DNF Co., Ltd.                                                   49,305     668,976
#   Dong A Eltek Co., Ltd.                                          54,562   1,123,056
    Dong Ah Tire & Rubber Co., Ltd.                                 48,403   1,058,943
#   Dong-A Socio Holdings Co., Ltd.                                 17,682   1,909,780
#   Dong-A ST Co., Ltd.                                             19,296   1,469,783
#   Dong-Ah Geological Engineering Co., Ltd.                        51,664     412,949
#   Dong-Il Corp.                                                    6,747     345,522
#   Dongbang Transport Logistics Co., Ltd.                         107,587     194,219
#*  Dongbu Co., Ltd.                                               501,819     338,036
*   Dongbu Corp.                                                     1,893      16,042
*   Dongbu HiTek Co., Ltd.                                         233,405   3,530,907
    Dongbu Insurance Co., Ltd.                                     312,269  15,910,530
*   Dongbu Securities Co., Ltd.                                    187,562     576,820
#*  Dongbu Steel Co., Ltd.                                          16,483     194,717
    Dongil Industries Co., Ltd.                                      8,412     578,640
#   Dongjin Semichem Co., Ltd.                                     317,117   2,725,654
#*  Dongkook Industrial Co., Ltd.                                  204,688     563,095
    DongKook Pharmaceutical Co., Ltd.                               22,112   1,066,877
    Dongkuk Industries Co., Ltd.                                   188,237     678,852
*   Dongkuk Steel Mill Co., Ltd.                                   536,601   5,642,034
#   DONGKUK STRUCTURES & CONSTRUCTION Co., Ltd.                    211,496     969,541
#   Dongsuh Cos Inc.                                                43,911     967,233
#   Dongsung Chemical Co., Ltd.                                     22,347     344,166
#   DONGSUNG Corp.                                                 245,156   1,292,923

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EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
SOUTH KOREA -- (Continued)
#   Dongsung Finetec Co., Ltd.                                     100,719 $   598,351
#*  Dongsung Pharmaceutical Co., Ltd.                               71,092     238,463
#   Dongwha Enterprise Co., Ltd.                                    17,722     499,025
    Dongwha Pharm Co., Ltd.                                        134,335     951,172
#   Dongwon Development Co., Ltd.                                  168,274     588,685
    Dongwon F&B Co., Ltd.                                            8,183   1,440,583
    Dongwon Industries Co., Ltd.                                     5,655   1,662,741
#   Dongwon Systems Corp.                                           16,135     922,353
    Dongyang E&P, Inc.                                              43,308     507,911
#*  Dongyang Steel Pipe Co., Ltd.                                  548,723     587,920
    Doosan Corp.                                                    54,910   4,966,187
#*  Doosan Engine Co., Ltd.                                        295,420     824,554
#   Doosan Heavy Industries & Construction Co., Ltd.               271,636   6,435,263
#*  Doosan Infracore Co., Ltd.                                   1,115,689   8,286,660
    DoubleUGames Co., Ltd.                                           9,613     320,213
#*  Dragonfly GF Co., Ltd.                                          36,843     218,065
#   DRB Holding Co., Ltd.                                           64,797     624,095
#   DSK Co., Ltd.                                                   22,432     320,568
#   DSR Wire Corp.                                                  72,923     873,223
#*  Duk San Neolux Co., Ltd.                                        18,173     413,204
#*  Duksan Hi-Metal Co., Ltd.                                       56,787     409,713
#   Duksung Co., Ltd.                                               29,285     128,768
#   DuzonBIzon Co., Ltd.                                           128,713   2,550,386
#   DY Corp.                                                       189,581   1,195,993
#   e Tec E&C, Ltd.                                                 11,035   1,223,967
    e-Credible Co., Ltd.                                             1,377      13,879
#   e-LITECOM Co., Ltd.                                             57,874     461,868
    E-MART, Inc.                                                    94,013  16,458,079
#*  e-Starco Co., Ltd.                                             273,152     345,687
#   E1 Corp.                                                        16,914     846,298
#   Eagon Industrial, Ltd.                                          58,269     543,418
#   Easy Bio, Inc.                                                 451,822   2,295,515
#*  EcoBio Holdings Co., Ltd.                                       37,381     353,181
#*  Ecopro Co., Ltd.                                               149,228   1,377,810
#   EG Corp.                                                        23,730     189,201
#*  Ehwa Technologies Information Co., Ltd.                        247,196      98,359
#   Elcomtec Co., Ltd.                                             135,076     277,120
#   Elentec Co., Ltd.                                               98,657     488,009
*   ELK Corp.                                                      191,288     239,428
#*  EM-Tech Co., Ltd.                                              107,370     977,694
#*  Emerson Pacific, Inc.                                           20,748     527,645
#*  EMKOREA Co., Ltd.                                               48,875     176,938
*   EMW Co., Ltd.                                                   45,142     108,038
#   Enex Co., Ltd.                                                 131,253     255,246
#   ENF Technology Co., Ltd.                                       105,533   1,914,799
#   Eo Technics Co., Ltd.                                           37,384   2,735,138
#   Estechpharma Co., Ltd.                                          33,415     255,594
*   ESTsoft Corp.                                                    3,612      26,042
#   Eugene Corp.                                                   389,939   1,582,882
#*  Eugene Investment & Securities Co., Ltd.                       789,253   1,841,638
#   Eugene Technology Co., Ltd.                                     80,195   1,132,667
#   Eusu Holdings Co., Ltd.                                        109,713     627,079
#   EVERDIGM Corp.                                                  45,007     431,436

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
SOUTH KOREA -- (Continued)
#*  EXA E&C, Inc.                                                 34,309 $    56,284
    F&F Co., Ltd.                                                 58,799     929,654
#   Farmsco                                                       78,598     808,782
#*  FarmStory Co., Ltd.                                          384,963     468,684
#*  Feelux Co., Ltd.                                             145,952     503,906
#   Fila Korea, Ltd.                                              40,192   2,370,518
#   Fine DNC Co., Ltd.                                            30,554     139,743
#   Fine Technix Co., Ltd.                                       157,826     409,973
#*  Finetex EnE, Inc.                                             62,200     386,345
#*  Firstec Co., Ltd.                                            151,053     493,369
#*  Foosung Co., Ltd.                                            382,885   2,412,192
    Fursys, Inc.                                                  11,270     313,152
#*  G-SMATT GLOBAL Co., Ltd.                                      75,739     823,485
#*  Gamevil, Inc.                                                 35,268   1,349,179
    Gaon Cable Co., Ltd.                                          15,900     312,272
#*  GemVax & Kael Co., Ltd.                                        4,156      43,251
#*  GeneOne Life Science, Inc.                                     7,391      68,695
#*  Genic Co., Ltd.                                               22,420     264,794
    Geumhwa PSC Co., Ltd.                                            874      26,971
*   Gigalane Co., Ltd.                                             7,211      32,637
    GIIR, Inc.                                                    16,730     115,914
#*  Global Display Co., Ltd.                                      53,667     202,746
#*  GNCO Co., Ltd.                                               448,073   1,989,372
    Golfzon Co., Ltd.                                             13,993     756,330
#   GOLFZONYUWONHOLDINGS Co., Ltd.                               203,308   1,212,113
*   Good People Co., Ltd.                                          8,052      16,576
#   Grand Korea Leisure Co., Ltd.                                183,550   2,987,120
#   Green Cross Corp.                                             17,774   2,113,205
#   Green Cross Holdings Corp.                                   105,383   1,940,881
*   Green Non-Life Insurance Co., Ltd.                            14,915          --
#*  GS Engineering & Construction Corp.                          312,395   7,445,448
*   GS Global Corp.                                              367,594   1,098,365
    GS Holdings Corp.                                            448,456  19,746,725
    GS Home Shopping, Inc.                                        17,964   2,800,691
    GS Retail Co., Ltd.                                          103,001   4,620,769
#   Gwangju Shinsegae Co., Ltd.                                    2,985     622,430
#   Haesung Industrial Co., Ltd.                                   6,757      81,396
#*  Halla Corp.                                                  126,289     455,058
    Halla Holdings Corp.                                          70,997   3,705,905
#   Han Kuk Carbon Co., Ltd.                                     220,767   1,221,991
    Hana Financial Group, Inc.                                   857,712  25,431,813
#   Hana Micron, Inc.                                            112,232     585,464
#   Hana Tour Service, Inc.                                       55,813   3,455,000
    Hancom, Inc.                                                  83,985   1,156,564
    Handok, Inc.                                                  26,960     519,220
    Handsome Co., Ltd.                                            86,471   2,315,255
    Hanexpress Co., Ltd.                                             151       9,066
    Hanil Cement Co., Ltd.                                        28,032   1,803,186
#   Hanil Vacuum Co., Ltd.                                        32,116      83,186
*   Hanjin Heavy Industries & Construction Co., Ltd.             647,261   1,671,878
#*  Hanjin Heavy Industries & Construction Holdings Co., Ltd.     84,328     327,001
#   Hanjin Kal Corp.                                             457,639   6,015,256
#*  Hanjin P&C Co., Ltd.                                         131,159     289,219

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
SOUTH KOREA -- (Continued)
#   Hanjin Transportation Co., Ltd.                               79,801 $ 1,955,744
#*  Hankook Cosmetics Manufacturing Co., Ltd.(6147398)             3,516      91,286
#*  Hankook Cosmetics Manufacturing Co., Ltd.(B5W13D9)            64,170     821,761
    Hankook Shell Oil Co., Ltd.                                    4,603   1,691,468
    Hankook Tire Co., Ltd.                                       441,098  21,525,213
    Hankuk Glass Industries, Inc.                                  3,770      87,259
    Hankuk Paper Manufacturing Co., Ltd.                          16,362     445,979
#   Hankuk Steel Wire Co., Ltd.                                    5,197      13,658
#   Hanla IMS Co., Ltd.                                           12,172      92,692
#   Hanmi Pharm Co., Ltd.                                         27,705   6,880,897
#   Hanmi Science Co., Ltd.                                       30,946   1,541,122
#   Hanmi Semiconductor Co., Ltd.                                 62,140     846,657
    HanmiGlobal Co., Ltd.                                         18,351     153,203
    Hanon Systems                                                685,114   5,364,883
#   Hans Biomed Corp.                                             28,327     361,935
#   Hansae Co., Ltd.                                             117,196   2,261,174
#   Hansae Yes24 Holdings Co., Ltd.                               88,686     737,220
#*  Hanshin Construction                                          32,384     405,354
#   Hanshin Machinery Co.                                        114,122     275,994
#   Hansol Chemical Co., Ltd.                                     58,895   3,841,203
#*  Hansol Holdings Co., Ltd.                                    436,355   2,315,171
#*  Hansol HomeDeco Co., Ltd.                                    503,114     697,150
    Hansol Logistics Co., Ltd.                                    31,484      72,555
#   Hansol Paper Co., Ltd.                                       115,418   2,032,240
#*  Hansol SeenTec Co, Ltd.                                      191,614     281,691
#*  Hansol Technics Co., Ltd.                                    149,141   2,014,973
#   Hanssem Co., Ltd.                                             49,898   8,963,003
    Hanwha Chemical Corp.                                        456,481  10,254,221
    Hanwha Corp.                                                 338,904  10,284,401
#   Hanwha Galleria Timeworld Co., Ltd.                           10,865     316,279
    Hanwha General Insurance Co., Ltd.                           328,530   1,958,870
#*  Hanwha Investment & Securities Co., Ltd.                     968,842   1,970,272
    Hanwha Life Insurance Co., Ltd.                              906,641   5,029,098
    Hanwha Techwin Co., Ltd.                                     129,327   4,646,157
#   Hanyang Eng Co., Ltd.                                         59,789     541,650
    Hanyang Securities Co., Ltd.                                  18,020     113,006
#   Harim Co., Ltd.                                              229,917     965,199
#   Harim Holdings Co., Ltd.                                     293,515   1,006,752
#*  HB Technology Co., Ltd.                                      358,172   1,545,308
#   Heung-A Shipping Co., Ltd.                                   868,904   1,243,521
*   Heungkuk Fire & Marine Insurance Co., Ltd.                    27,667      89,217
#   High Tech Pharm Co., Ltd.                                     21,787     264,139
#   Hite Jinro Co., Ltd.                                         160,135   2,865,950
#   Hitejinro Holdings Co., Ltd.                                  64,804     612,238
#   HMC Investment Securities Co., Ltd.                          136,687   1,176,316
#   Home Center Holdings Co., Ltd.                               112,557     416,421
#*  Homecast Co., Ltd.                                            90,921   1,325,422
#   Hotel Shilla Co., Ltd.                                       104,501   3,903,071
    HS Industries Co., Ltd.                                      262,210   2,430,081
    HS R&A Co., Ltd.                                              28,281     800,919
#   Huchems Fine Chemical Corp.                                   97,292   1,741,951
#   Humax Co., Ltd.                                              151,847   1,601,085
#   Humedix Co., Ltd.                                             21,110     497,184

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
SOUTH KOREA -- (Continued)
#*  Huons Co., Ltd.                                               22,499 $ 1,044,691
#   Huons Global Co., Ltd.                                        29,307     680,958
#   Huvis Corp.                                                  116,208     806,902
#   Huvitz Co., Ltd.                                              37,370     411,061
#   Hwa Shin Co., Ltd.                                           144,952     852,163
    Hwacheon Machine Tool Co., Ltd.                                4,514     201,772
#   Hwail Pharm Co., Ltd.                                         46,683     294,524
#   Hwangkum Steel & Technology Co., Ltd.                         21,747     163,487
    HwaSung Industrial Co., Ltd.                                  72,652     806,853
#   Hy-Lok Corp.                                                  52,068     885,746
    Hyosung Corp.                                                145,246  16,932,274
#*  Hyundai BNG Steel Co., Ltd.                                   79,001     900,805
#   Hyundai C&F, Inc.                                             22,896     291,053
*   Hyundai Cement Co.                                             3,611      88,876
#   Hyundai Corp.                                                 58,297   1,093,055
    Hyundai Department Store Co., Ltd.                            97,885   8,097,653
    Hyundai Development Co-Engineering & Construction            227,008   8,541,650
#*  Hyundai Elevator Co., Ltd.                                    65,548   3,319,255
    Hyundai Engineering & Construction Co., Ltd.                 404,283  14,471,714
#   Hyundai Engineering Plastics Co., Ltd.                       194,600   1,400,248
    Hyundai Glovis Co., Ltd.                                      72,190   9,666,777
#   Hyundai Greenfood Co., Ltd.                                  202,921   2,883,500
*   Hyundai Heavy Industries Co., Ltd.                           118,060  13,463,706
    Hyundai Home Shopping Network Corp.                           24,208   2,262,878
    Hyundai Hy Communications & Networks Co., Ltd.               242,124     815,549
#   Hyundai Livart Furniture Co., Ltd.                            63,653   1,285,510
    Hyundai Marine & Fire Insurance Co., Ltd.                    453,694  11,758,518
#*  Hyundai Merchant Marine Co., Ltd.                             41,060     269,531
#*  Hyundai Mipo Dockyard Co., Ltd.                               91,283   4,518,782
    Hyundai Mobis Co., Ltd.                                      166,285  34,593,275
    Hyundai Motor Co.                                            389,051  46,837,159
#   Hyundai Pharmaceutical Co., Ltd.                             102,720     407,498
#*  Hyundai Rotem Co., Ltd.                                      111,376   1,815,182
    Hyundai Steel Co.                                            339,213  17,010,918
    Hyundai Wia Corp.                                            101,817   5,666,993
#   HyVision System, Inc.                                         67,929     491,816
    I Controls, Inc.                                               6,060     151,334
#   i-Components Co, Ltd.                                         41,644     431,014
#   i-SENS, Inc.                                                  28,713     695,429
    I3System, Inc.                                                 3,731     124,378
#*  iA, Inc.                                                     164,417     563,008
#*  ICD Co., Ltd.                                                 57,931     859,226
#*  IE, Ltd.                                                     807,019     408,229
#*  IHQ, Inc.                                                    471,297     754,383
#   Il Dong Holdings Co., Ltd.                                    14,156     258,698
#   IL Dong Pharmaceutical Co., Ltd.                              25,645     396,244
    Ilji Technology Co., Ltd.                                      2,788      15,854
#*  Iljin Display Co., Ltd.                                      109,773     625,963
#   Iljin Electric Co., Ltd.                                     122,139     485,543
#   Iljin Holdings Co., Ltd.                                     142,145     677,046
#*  Iljin Materials Co., Ltd.                                     42,433     458,965
#   Ilshin Spinning Co., Ltd.                                      9,096     933,428
#   Ilsung Pharmaceuticals Co., Ltd.                               3,337     354,832

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
SOUTH KOREA -- (Continued)
#   Ilya Co., Ltd.                                                 9,190 $   48,637
#*  IM Co., Ltd.                                                  81,714    306,580
#   iMarketKorea, Inc.                                           145,101  1,303,395
#   iMBC Co., Ltd.                                                28,170     91,182
#   InBody Co., Ltd.                                              90,665  1,762,911
    Industrial Bank of Korea                                     905,758  9,893,916
#*  Infinitt Healthcare Co., Ltd.                                 55,523    327,060
#*  Infraware, Inc.                                               74,425    234,402
#*  INITECH Co., Ltd.                                             26,990    160,815
#*  InkTec Co., Ltd.                                               8,166     60,054
    Innocean Worldwide, Inc.                                       5,577    277,899
#*  InnoWireless, Inc.                                            22,924    209,080
#*  Innox Corp.                                                   77,404  1,950,492
#*  Insun ENT Co., Ltd.                                          183,099  1,023,191
    Intelligent Digital Integrated Security Co., Ltd.             27,364    225,188
#*  Interflex Co., Ltd.                                           63,653  1,383,927
#   Intergis Co., Ltd.                                            13,600     40,379
#   Interojo Co., Ltd.                                            44,479  1,475,545
    Interpark Corp.                                               17,745    139,592
#   Interpark Holdings Corp.                                     294,632  1,199,231
    INTOPS Co., Ltd.                                             124,502  1,059,807
#*  INVENIA Co., Ltd.                                             54,054    298,849
    Inzi Controls Co., Ltd.                                       44,490    190,230
#   INZI Display Co., Ltd.                                       124,958    241,115
#*  Iones Co., Ltd.                                               28,155    487,326
#   IS Dongseo Co., Ltd.                                          88,018  3,167,873
#   ISC Co., Ltd.                                                 55,740    776,647
#   ISU Chemical Co., Ltd.                                        67,318    915,964
#   IsuPetasys Co., Ltd.                                         209,672    910,558
#   J.ESTINA Co., Ltd.                                            33,652    250,655
#*  Jaeyoung Solutec Co., Ltd.                                    61,384    122,016
#   Jahwa Electronics Co., Ltd.                                   87,488  1,448,848
    JASTECH, Ltd.                                                 17,873    373,156
#   JB Financial Group Co., Ltd.                                 927,003  4,469,346
#   JC Hyun System, Inc.                                          33,543    186,974
*   Jcontentree Corp.                                            290,709  1,070,661
#   Jeil Pharmaceutical Co.                                       24,100  1,246,687
*   Jeil Savings Bank                                              3,200         --
    Jeju Air Co., Ltd.                                            10,592    232,333
#*  Jeju Semiconductor Corp.                                      17,264     61,047
#*  Jenax, Inc.                                                   19,634    328,806
    Jinro Distillers Co., Ltd.                                    10,312    258,605
#   Jinsung T.E.C.                                                53,672    356,589
    JLS Co., Ltd.                                                 19,770    130,091
#*  JoyCity Corp.                                                 27,258    462,667
#*  Jusung Engineering Co., Ltd.                                 240,273  2,354,925
#   JVM Co., Ltd.                                                 15,824    565,324
#   JW Holdings Corp.                                            210,194  1,384,442
#   JW Pharmaceutical Corp.                                       53,260  2,003,128
*   JYP Entertainment Corp.                                       89,081    368,431
#   Kakao Corp.                                                   48,558  3,250,993
    Kangnam Jevisco Co., Ltd.                                     26,620    829,883
    Kangwon Land, Inc.                                           283,615  7,993,043

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
SOUTH KOREA -- (Continued)
#   KAON Media Co., Ltd.                                          99,226 $   882,781
#   KB Capital Co., Ltd.                                          69,597   1,456,314
    KB Financial Group, Inc.                                     675,774  27,345,425
*   KB Financial Group, Inc. ADR                                 460,499  18,696,259
    KB Insurance Co., Ltd.                                       277,357   5,877,769
*   KC Cottrell Co., Ltd.                                          5,541      28,277
#   KC Green Holdings Co., Ltd.                                  103,228     673,319
#   KC Tech Co., Ltd.                                            128,770   1,589,074
    KCC Corp.                                                     29,517   8,824,492
#*  KCC Engineering & Construction Co., Ltd.                      15,750     118,961
*   KCO Energy, Inc.                                                  70          --
*   KEC Corp.                                                    575,773     481,633
#   KEPCO Engineering & Construction Co., Inc.                    53,233   1,082,578
#   KEPCO Plant Service & Engineering Co., Ltd.                   96,518   4,542,449
    Keyang Electric Machinery Co., Ltd.                          146,644     643,269
#*  KEYEAST Co., Ltd.                                            507,667   1,010,744
#   KG Chemical Corp.                                             66,730     807,668
#   KG Eco Technology Service Co., Ltd.                          146,619     434,455
#   Kginicis Co., Ltd.                                            75,281     735,301
#   KGMobilians Co., Ltd.                                         75,242     511,451
#   KH Vatec Co., Ltd.                                           109,559   1,231,265
    Kia Motors Corp.                                             664,812  20,836,992
    KISCO Corp.                                                   36,008   1,108,637
    KISCO Holdings Co., Ltd.                                       4,482     231,430
#   Kishin Corp.                                                  42,990     172,908
#   KISWIRE, Ltd.                                                 47,931   1,660,571
#   KIWOOM Securities Co., Ltd.                                   73,101   4,574,441
#*  KJ Pretech Co., Ltd.                                          15,679      58,054
#*  KleanNara Co., Ltd.                                          128,915     648,182
*   KMH Co., Ltd.                                                 73,923     500,563
#*  KMH Hitech Co., Ltd.                                          53,654      67,123
#*  KMW Co., Ltd.                                                 41,576     304,928
#   Kocom Co., Ltd.                                               20,174     150,961
#   Kodaco Co., Ltd.                                             274,181     715,658
#   Koentec Co., Ltd.                                            300,677     723,390
#   Koh Young Technology, Inc.                                    60,502   2,274,060
#   Kolao Holdings                                               118,678     748,080
#   Kolon Corp.                                                   47,488   2,273,989
    Kolon Global Corp.                                            37,405     423,800
#   Kolon Industries, Inc.                                       116,412   7,440,012
    Kolon Life Science, Inc.                                      11,314   1,048,621
    Kolon Plastic, Inc.                                           20,403     108,475
    Komelon Corp.                                                  8,374      82,170
#*  Komipharm International Co., Ltd.                             39,805   1,057,874
#   KONA I Co., Ltd.                                             113,093     994,292
#   Kook Soon Dang Brewery Co., Ltd.                             162,578     986,303
    Kopla Co., Ltd.                                                7,377      82,160
#   Korea Aerospace Industries, Ltd.                             179,491   9,581,779
#   Korea Alcohol Industrial Co., Ltd.                            93,561     642,173
#   Korea Cast Iron Pipe Industries Co., Ltd.                     43,191     363,522
#   Korea Circuit Co., Ltd.                                      128,475   1,508,127
#   Korea District Heating Corp.                                  23,182   1,327,056
    Korea Electric Power Corp.                                   273,298  10,008,997

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
SOUTH KOREA -- (Continued)
*   Korea Electric Power Corp. Sponsored ADR                     591,243 $10,843,397
    Korea Electric Terminal Co., Ltd.                             36,159   2,241,381
#   Korea Electronic Certification Authority, Inc.                89,901     522,011
#   Korea Electronic Power Industrial Development Co., Ltd.       93,274     367,568
#   Korea Export Packaging Industrial Co., Ltd.                   11,810     190,241
*   Korea Flange Co., Ltd.                                        30,363     345,832
    Korea Fuel-Tech Corp.                                          3,121      12,631
    Korea Gas Corp.                                              120,719   4,820,978
#   Korea Industrial Co., Ltd.                                    34,779     214,825
#*  Korea Information & Communications Co, Ltd.                  103,894     960,687
#   Korea Information Certificate Authority, Inc.                 52,929     290,574
    Korea Investment Holdings Co., Ltd.                          234,176   9,392,088
#   Korea Kolmar Co., Ltd.                                        71,589   4,264,106
#   Korea Kolmar Holdings Co., Ltd.                               29,595     674,793
#*  Korea Line Corp.                                             119,774   1,881,478
#*  Korea Materials & Analysis Corp.                              13,824     281,551
    Korea Petrochemical Ind Co., Ltd.                             26,166   6,071,702
#   Korea United Pharm, Inc.                                      50,469     752,700
    Korea Zinc Co., Ltd.                                          22,273   9,419,351
*   Korean Air Lines Co., Ltd.                                   221,700   5,039,130
    Korean Reinsurance Co.                                       638,370   5,965,370
#   Kortek Corp.                                                  74,591     912,204
    KPX Chemical Co., Ltd.                                        11,683     633,206
#*  KR Motors Co., Ltd.                                          360,460     243,148
#*  KSCB Co., Ltd.                                                10,580      59,331
#   Ksign Co., Ltd.                                              120,042     232,193
    KSS LINE, Ltd.                                                19,853     149,508
    KT Corp.                                                      35,348     894,580
*   KT Corp. Sponsored ADR                                       309,798   4,606,696
*   KT Hitel Co., Ltd.                                            58,702     357,513
#*  KT Music Corp.                                                73,457     207,210
    KT Skylife Co., Ltd.                                         202,532   2,803,868
#   KT Submarine Co., Ltd.                                        50,993     206,646
    KT&G Corp.                                                   272,127  23,572,770
#*  KTB Investment & Securities Co., Ltd.                        574,682   1,569,645
    KTCS Corp.                                                   110,466     243,686
#   Ktis Corp.                                                   139,176     419,721
#*  Kuk Young G&M                                                 79,758     140,106
    Kukbo Design Co., Ltd.                                         3,545      49,511
    Kukdo Chemical Co., Ltd.                                      28,706   1,290,551
    Kukdong Oil & Chemicals Co., Ltd.                             28,970      81,486
    Kum Yang Co., Ltd. .                                          19,425      42,759
#*  Kumho Electric Co., Ltd.                                      20,072     180,212
#*  Kumho Industrial Co., Ltd.                                   113,297     917,973
#   Kumho Petrochemical Co., Ltd.                                 67,671   4,796,323
#*  Kumho Tire Co., Inc.                                         620,741   4,366,804
#   Kumkang Kind Co., Ltd.                                        19,150     622,678
    Kwang Dong Pharmaceutical Co., Ltd.                          216,396   1,543,226
#*  Kwang Myung Electric Co., Ltd.                               239,204     606,693
#   Kwangju Bank                                                 210,111   1,912,815
#*  Kyeryong Construction Industrial Co., Ltd.                    22,044     250,617
    Kyobo Securities Co., Ltd.                                   159,185   1,119,150
#   Kyongbo Pharmaceutical Co., Ltd.                              57,953     650,840

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
SOUTH KOREA -- (Continued)
#   Kyung Dong Navien Co., Ltd.                                     29,018 $ 1,200,410
*   Kyung Nam Pharm Co., Ltd.                                       14,347      60,347
#   Kyung-In Synthetic Corp.                                       173,083     732,462
#   Kyungbang, Ltd.                                                 59,490     734,750
#   Kyungchang Industrial Co., Ltd.                                114,559     483,253
#   KyungDong City Gas Co., Ltd.                                    12,846     842,130
#   Kyungdong Pharm Co., Ltd.                                       39,201     592,717
#   L&F Co., Ltd.                                                   40,809     542,211
#*  LB Semicon, Inc.                                               242,252     750,559
#   LEADCORP, Inc. (The)                                           115,200     657,907
#*  Leaders Cosmetics Co., Ltd.                                    107,314   1,702,281
*   Lee Ku Industrial Co., Ltd.                                     94,866     232,337
#   LEENO Industrial, Inc.                                          54,784   1,853,963
#   Leenos Corp.                                                    97,282     304,926
    LF Corp.                                                       156,552   2,885,928
    LG Chem, Ltd.                                                  175,322  39,534,422
    LG Corp.                                                       274,953  14,028,578
    LG Display Co., Ltd.                                         1,405,016  37,066,686
*   LG Display Co., Ltd. ADR                                       865,280  11,663,974
#   LG Electronics, Inc.                                           819,014  39,140,657
    LG Hausys, Ltd.                                                 55,041   4,621,768
#   LG Household & Health Care, Ltd.                                23,769  17,973,547
#   LG Innotek Co., Ltd.                                            91,443   7,807,701
#   LG International Corp.                                         170,150   4,734,670
    LG Uplus Corp.                                               1,376,178  13,517,389
#   LIG Nex1 Co., Ltd.                                               5,474     340,484
#   Lion Chemtech Co., Ltd.                                         21,232     357,184
#*  LIS Co., Ltd.                                                   48,248     392,552
#*  Liveplex Co., Ltd.                                              70,349     101,841
#   LMS Co., Ltd.                                                   35,029     266,468
#   Lock&Lock Co., Ltd.                                            152,668   1,800,925
*   Loen Entertainment, Inc.                                        18,826   1,259,032
#*  LOT Vacuum Co., Ltd.                                            20,024     243,330
    Lotte Chemical Corp.                                            86,023  27,876,463
#   Lotte Chilsung Beverage Co., Ltd.                                3,656   4,563,423
#   Lotte Confectionery Co., Ltd.                                   17,072   3,000,662
    LOTTE Fine Chemical Co., Ltd.                                  144,267   3,810,221
    Lotte Food Co., Ltd.                                             4,329   2,343,946
    LOTTE Himart Co., Ltd.                                          81,801   2,954,418
#*  Lotte Non-Life Insurance Co., Ltd.                             586,106   1,220,384
#   Lotte Shopping Co., Ltd.                                        34,500   6,713,202
    LS Corp.                                                       143,809   7,773,739
#   LS Industrial Systems Co., Ltd.                                110,952   4,035,747
#*  Lumens Co., Ltd.                                               312,268   1,041,073
    Lutronic Corp.                                                  20,388     535,370
#   Macquarie Korea Infrastructure Fund                          1,578,586  10,940,791
#*  Macrogen, Inc.                                                  34,790     903,147
#   Maeil Dairy Industry Co., Ltd.                                  39,314   1,410,499
#   Mando Corp.                                                     39,206   8,436,678
#   Mcnex Co., Ltd.                                                 44,843     831,407
#   MDS Technology Co., Ltd.                                        25,070     419,544
#*  Mediana Co., Ltd.                                               20,200     233,825
#*  Medifron DBT Co., Ltd.                                          36,680     151,267

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
SOUTH KOREA -- (Continued)
#*  Medipost Co., Ltd.                                              10,285 $   468,268
#   Medy-Tox, Inc.                                                  23,285   8,305,190
#   MegaStudy Co., Ltd.                                             16,780     499,296
#   MegaStudyEdu Co., Ltd.                                           8,879     369,325
#*  Melfas, Inc.                                                   109,335     662,197
#   Meritz Financial Group, Inc.                                   240,709   2,270,807
    Meritz Fire & Marine Insurance Co., Ltd.                       422,730   5,476,557
#   Meritz Securities Co., Ltd.                                  1,881,583   5,851,341
#   META BIOMED Co., Ltd.                                           68,067     261,845
#*  Mgame Corp.                                                    159,392     731,618
    Mi Chang Oil Industrial Co., Ltd.                                2,469     197,647
*   MiCo, Ltd.                                                     145,999     401,960
#   Minwise Co., Ltd.                                               27,302     751,928
    Mirae Asset Daewoo Co., Ltd.                                 1,078,256   8,180,836
    Mirae Asset Life Insurance Co., Ltd.                            87,103     443,710
#*  Mirae Corp.                                                  1,526,714     392,353
    Miwon Chemicals Co., Ltd.                                        1,485      86,098
*   Miwon Commercial Co., Ltd.                                         456      84,688
    Miwon Specialty Chemical Co., Ltd.                               1,121     476,294
#   MK Electron Co., Ltd.                                          150,046   1,334,617
    MK Trend Co., Ltd.                                               9,878     106,402
#*  MNTech Co., Ltd.                                               136,205     757,194
    Mobase Co., Ltd.                                                18,547     166,117
    Moda-InnoChips Co., Ltd.                                        34,587     274,789
*   Modacom Co., Ltd.                                                7,748      73,449
    Modetour Network, Inc.                                          46,037   1,290,491
#   Monalisa Co., Ltd.                                              52,809     362,772
#   MonAmi Co., Ltd.                                                38,910     159,783
#   Moorim P&P Co., Ltd.                                           181,804     617,459
#*  Moorim Paper Co., Ltd.                                         156,425     363,567
#   Motonic Corp.                                                   51,352     403,300
#   Muhak Co., Ltd.                                                 64,387   1,269,003
#   Multicampus Co, Ltd.                                            13,425     422,151
#   Myungmoon Pharm Co., Ltd.                                      117,418     506,022
#   Namhae Chemical Corp.                                          115,153     857,953
*   Namsun Aluminum Co., Ltd.                                      538,982     589,662
    Namyang Dairy Products Co., Ltd.                                 1,606   1,011,708
*   Nanos Co., Ltd.                                                  1,495         885
#   Nasmedia Co., Ltd.                                               4,189     121,134
#*  Naturalendo Tech Co., Ltd.                                      32,697     433,564
    NAVER Corp.                                                     64,736  42,286,412
#   NCSoft Corp.                                                    44,773  11,722,108
#   NeoPharm Co., Ltd.                                              31,250     639,286
#*  Neowiz Games Corp.                                              91,905     846,237
    NEOWIZ HOLDINGS Corp.                                           49,175     681,594
#   NEPES Corp.                                                    172,098   1,507,405
#   Nexen Corp.                                                    211,160   1,459,738
#   Nexen Tire Corp.                                               255,852   2,898,905
#*  Nexon GT Co., Ltd.                                              91,376     706,796
    Nexturn Co., Ltd.                                               19,972     501,630
    NH Investment & Securities Co., Ltd.                           666,129   6,557,014
#*  NHN Entertainment Corp.                                        125,828   5,738,620
#   NHN KCP Corp.                                                   91,206     981,575

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
SOUTH KOREA -- (Continued)
#   NICE Holdings Co., Ltd.                                        128,352 $ 1,868,252
#   Nice Information & Telecommunication, Inc.                      29,471     706,174
#   NICE Information Service Co., Ltd.                             243,872   1,391,291
#   NICE Total Cash Management Co., Ltd.                            98,114     520,084
#*  NK Co., Ltd.                                                   251,956     570,947
#   Nong Shim Holdings Co., Ltd.                                    13,259   1,243,120
#*  Nong Woo Bio Co., Ltd.                                          47,632     631,870
#   NongShim Co., Ltd.                                              14,829   4,061,473
#   Noroo Holdings Co., Ltd.                                         9,220     119,645
#   NOROO Paint & Coatings Co., Ltd.                                72,727     503,283
    NPC                                                             83,760     467,166
#   NS Shopping Co., Ltd.                                           11,659   1,508,697
#*  Nuri Telecom Co., Ltd.                                          18,496     145,795
#*  NUVOTEC Co., Ltd.                                               46,960     175,663
#*  OCI Co., Ltd.                                                   85,337   6,311,703
#*  Omnisystem Co., Ltd.                                           142,667     304,224
#*  ONDA Entertainment Co., Ltd.                                   106,609     265,996
#   Openbase, Inc.                                                 111,761     390,910
    Opto Device Technology Co., Ltd.                                32,083     246,761
#*  OPTRON-TEC, Inc.                                               104,824     606,196
#*  Orientbio, Inc.                                                174,501     257,470
#   Orion Corp.                                                     16,189   9,045,312
#*  OSANGJAIEL Co., Ltd.                                            35,202     242,312
#*  Osstem Implant Co., Ltd.                                        79,506   3,933,830
#*  Osung LST Co., Ltd.                                            297,005     441,748
#   Ottogi Corp.                                                     3,996   2,240,170
#*  Pan Ocean Co., Ltd.                                            772,639   2,557,903
#   Pan-Pacific Co., Ltd.                                          178,462     567,430
    Pang Rim Co., Ltd.                                               5,145      97,962
#*  PaperCorea, Inc.                                             1,395,029     690,938
#   Paradise Co., Ltd.                                             280,130   3,227,682
    Partron Co., Ltd.                                              346,325   3,304,051
#*  Paru Co., Ltd.                                                 239,463     773,442
#*  People & Technologies, Inc.                                     15,807     138,256
#   PHARMA RESEARCH PRODUCTS Co., Ltd.                               9,607     296,918
#*  Pharmicell Co., Ltd.                                           148,323     607,387
#*  Phoenix Materials Co., Ltd.                                    162,456     196,381
    Pixelplus Co., Ltd.                                             12,222     167,838
#*  PNE Solution Co., Ltd.                                           7,121      34,478
#*  Pobis TNC Co., Ltd.                                             55,302     135,789
    POSCO                                                           25,426   5,942,694
    POSCO Sponsored ADR                                            507,145  29,353,553
    POSCO Chemtech Co., Ltd.                                       150,094   1,565,155
    POSCO Coated & Color Steel Co., Ltd.                            10,191     252,329
    Posco Daewoo Corp.                                             194,099   4,259,029
#   Posco ICT Co., Ltd.                                            231,679   1,139,037
#   Posco M-Tech Co., Ltd.                                         110,113     277,836
#*  Power Logics Co., Ltd.                                         204,825     780,018
*   Prostemics Co., Ltd.                                            32,233     119,653
#   PSK, Inc.                                                      102,145   1,238,455
#   Pulmuone Co., Ltd.                                               6,925     845,522
#   Pyeong Hwa Automotive Co., Ltd.                                102,062   1,184,965
#*  RaonSecure Co., Ltd.                                            56,968     125,440

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
SOUTH KOREA -- (Continued)
#*  Redrover Co., Ltd.                                              61,067 $    283,781
#   Reyon Pharmaceutical Co., Ltd.                                  12,622      303,359
#   RFsemi Technologies, Inc.                                       20,093      148,342
#   RFTech Co., Ltd.                                               121,891      637,673
#   Robostar Co., Ltd.                                              39,863      585,274
#   S Net Systems, Inc.                                             54,917      276,506
#*  S&S Tech Corp.                                                  74,376      458,732
    S&T Corp.                                                       10,683      188,122
    S&T Dynamics Co., Ltd.                                         182,580    1,412,155
    S&T Holdings Co., Ltd.                                          56,120      813,870
#   S&T Motiv Co., Ltd.                                             62,594    2,452,363
    S-1 Corp.                                                       59,863    4,343,731
#*  S-Connect Co., Ltd.                                            366,950    1,019,738
#   S-Energy Co., Ltd.                                              51,603      359,427
#*  S-MAC Co., Ltd.                                                 97,200      525,537
#   S-Oil Corp.                                                    196,314   13,711,173
#   Saeron Automotive Corp.                                          3,180       21,616
#*  Sajo Industries Co., Ltd.                                       18,348    1,036,342
#*  Sajodongaone Co., Ltd.                                         119,520      161,589
#   Sam Chun Dang Pharm Co., Ltd.                                   89,614      936,771
#*  SAM KANG M&T Co., Ltd.                                          14,389       74,504
#   Sam Young Electronics Co., Ltd.                                 86,291      872,201
#   Sam Yung Trading Co., Ltd.                                      56,322      868,392
#   Sam-A Pharm Co., Ltd.                                            6,959      120,089
    Samchully Co., Ltd.                                             18,189    1,517,747
#   Samchuly Bicycle Co., Ltd.                                      33,741      367,890
#   Samho Development Co., Ltd.                                     67,987      199,799
*   Samho International Co., Ltd.                                   12,203      154,624
#   SAMHWA Paints Industrial Co., Ltd.                              58,699      429,463
#   Samick Musical Instruments Co., Ltd.                           384,761      789,089
#   Samick THK Co., Ltd.                                            84,215      742,620
#*  Samji Electronics Co., Ltd.                                     91,420      649,195
#   Samjin LND Co., Ltd.                                            57,071      141,744
    Samjin Pharmaceutical Co., Ltd.                                 61,442    1,695,666
    Samkee Automotive Co., Ltd.                                     57,260      149,601
#   Samkwang Glass                                                  16,475      962,230
#   Sammok S-Form Co., Ltd.                                         59,119      716,970
    Samsung C&T Corp.                                              118,877   12,898,486
    Samsung Card Co., Ltd.                                          81,846    2,766,402
    Samsung Climate Control Co., Ltd.                                4,190       42,405
#   Samsung Electro-Mechanics Co., Ltd.                            271,394   13,254,159
    Samsung Electronics Co., Ltd.                                  385,128  655,015,980
#*  Samsung Engineering Co., Ltd.                                  312,042    3,378,875
    Samsung Fire & Marine Insurance Co., Ltd.                      123,792   28,680,651
#*  Samsung Heavy Industries Co., Ltd.                           1,288,772   11,542,843
    Samsung Life Insurance Co., Ltd.                               166,079   15,868,734
*   Samsung Pharmaceutical Co., Ltd.                                 5,195       17,755
    Samsung SDI Co., Ltd.                                          165,919   16,488,501
    Samsung SDS Co., Ltd.                                           52,618    5,704,191
#   Samsung Securities Co., Ltd.                                   280,245    7,824,795
#*  SAMT Co., Ltd.                                                 393,540      656,024
#   Samwha Capacitor Co., Ltd.                                      71,565      613,826
    Samyang Corp.                                                   18,975    1,565,580

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
SOUTH KOREA -- (Continued)
#   Samyang Foods Co., Ltd.                                         19,983 $   678,576
    Samyang Holdings Corp.                                          25,978   2,292,914
#   Samyang Tongsang Co., Ltd.                                      12,550     550,792
#*  Samyoung Chemical Co., Ltd.                                    158,910     221,907
#   Sang-A Frontec Co., Ltd.                                        10,862      79,858
#*  Sangbo Corp.                                                   107,342     315,027
    Sangsin Brake                                                    9,410      51,940
#*  Sapphire Technology Co., Ltd.                                   24,410     117,023
#   SaraminHR Co, Ltd.                                              20,953     350,872
#   Satrec Initiative Co., Ltd.                                      9,909     296,906
#   SAVEZONE I&C Corp.                                              94,794     415,310
*   SBI Investment Korea Co., Ltd.                                  23,452      11,752
    SBS Contents Hub Co., Ltd.                                      33,928     237,415
    SBS Media Holdings Co., Ltd.                                   334,847     762,352
#*  SBW                                                            551,744     863,483
#*  SDN Co., Ltd.                                                   77,149      96,169
    Seah Besteel Corp.                                             121,492   2,603,243
    SeAH Holdings Corp.                                              3,991     443,316
    SeAH Steel Corp.                                                28,690   2,672,027
    Sebang Co., Ltd.                                                83,222   1,056,527
    Sebang Global Battery Co., Ltd.                                 51,625   1,538,986
#*  Seegene, Inc.                                                   32,732     954,982
#   Sejong Industrial Co., Ltd.                                     90,135     774,179
*   Sejong Telecom, Inc.                                           484,661     381,169
#   Sejoong Co., Ltd.                                               24,529      86,929
#   Sekonix Co., Ltd.                                               81,172   1,119,269
*   Selvas AI Inc.                                                   9,374      36,179
#   Sempio Co.                                                       3,827     120,844
*   Sempio Foods Co.                                                 8,094     215,812
#   Seobu T&D                                                       96,734   1,344,170
#   Seohan Co., Ltd.                                               879,727   1,622,045
#*  Seohee Construction Co., Ltd.                                1,584,744   1,797,889
#   Seondo Electric Co., Ltd.                                       25,059      83,565
#   Seoul Auction Co., Ltd.                                         43,373     377,641
    Seoul Pharma Co., Ltd.                                           3,196      24,241
#   Seoul Semiconductor Co., Ltd.                                  307,366   4,021,860
#*  Seowon Co., Ltd.                                                64,632      94,938
#   SEOWONINTECH Co., Ltd.                                          71,235     683,390
#   Seoyon Co., Ltd.                                               101,318     962,114
*   Seshin Co., Ltd.                                                 2,000          --
#*  Seven Star Works Co., Ltd.                                       3,643      15,194
#*  Sewon Cellontech Co., Ltd.                                     275,099     644,061
    Sewon Precision Industry Co., Ltd.                               5,932      90,843
#   SEWOONMEDICAL Co., Ltd.                                        119,681     389,852
    SFA Engineering Corp.                                           46,515   2,819,343
#*  SFA Semicon Co, Ltd.                                           380,079     860,014
#*  SG Corp.                                                       860,660     891,312
#*  SG&G Corp.                                                      62,283     195,396
#*  SGA Co., Ltd.                                                  289,074     296,456
#   SH Energy & Chemical Co., Ltd.                                 787,328   1,052,043
#*  Shin Poong Pharmaceutical Co., Ltd.                            208,802     987,639
    Shinhan Financial Group Co., Ltd.                              481,695  19,037,678
*   Shinhan Financial Group Co., Ltd. ADR                          333,226  13,175,756

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
SOUTH KOREA -- (Continued)
#*  Shinil Industrial Co., Ltd.                                    214,068 $    344,562
#   Shinsegae Engineering & Construction Co., Ltd.                  15,743      540,769
#   Shinsegae Food Co., Ltd.                                         4,521      539,216
#   Shinsegae Information & Communication Co., Ltd.                  8,308      501,940
#   Shinsegae International, Inc.                                   16,865      893,350
#   Shinsegae, Inc.                                                 41,669    6,309,831
#*  Shinsung Solar Energy Co., Ltd.                                561,183      969,674
#*  Shinsung Tongsang Co., Ltd.                                    609,653      649,653
*   Shinwha Intertek Corp.                                         180,924      652,757
#*  Shinwon Corp.                                                  185,661      263,403
#   Shinyoung Securities Co., Ltd.                                  15,908      718,182
#   SHOWBOX Corp.                                                  214,411      983,153
#*  Signetics Corp.                                                358,952      471,318
#*  SIGONG TECH Co., Ltd.                                           90,244      519,423
    Silicon Works Co., Ltd.                                         64,938    1,782,812
#   Silla Co., Ltd.                                                 39,741      545,095
#*  SIMMTECH HOLDINGS Co., Ltd.                                    297,091      823,606
    SIMPAC, Inc.                                                   103,735      408,638
#   Sindoh Co., Ltd.                                                24,957    1,111,950
    SJM Co., Ltd.                                                   47,500      248,602
#   SK Bioland Co., Ltd.                                            39,407      564,926
    SK Chemicals Co., Ltd.                                          95,391    4,877,259
*   SK Communications Co., Ltd.                                     88,183      212,681
#   SK D&D Co., Ltd.                                                 2,375       80,987
#   SK Gas, Ltd.                                                    38,945    3,618,732
    SK Holdings Co., Ltd.                                          182,520   34,007,881
    SK Hynix, Inc.                                               2,440,058  112,691,381
    SK Innovation Co., Ltd.                                        198,488   26,889,144
#   SK Materials Co., Ltd.                                          36,450    6,252,524
    SK Networks Co., Ltd.                                          940,020    5,354,176
#*  SK Securities Co., Ltd.                                      3,194,741    3,069,463
    SK Telecom Co., Ltd.                                            45,908    8,800,888
    SKC Co., Ltd.                                                  171,649    4,591,615
#*  SKC Solmics Co., Ltd.                                          199,735      836,261
#   SKCKOLONPI, Inc.                                                69,633      923,408
#   SL Corp.                                                       106,235    2,132,997
#*  SM Culture & Contents Co., Ltd.                                 21,096       38,905
#*  SM Entertainment Co.                                            82,865    1,634,533
    SMCo.re, Inc.                                                    2,335       28,597
#   SMEC Co., Ltd.                                                 127,541      434,457
#*  SNTEK Co., Ltd.                                                  5,277       46,786
#*  SNU Precision Co., Ltd.                                         65,486      295,362
#*  Solborn, Inc.                                                   89,500      382,724
#*  Solco Biomedical Co., Ltd.                                     303,518      244,038
#   Solid, Inc.                                                    104,636      246,238
#   Songwon Industrial Co., Ltd.                                   155,338    2,187,101
#*  Sonokong Co., Ltd.                                             165,220      852,272
#*  Soosan Heavy Industries Co., Ltd.                               69,489      113,821
#   Soulbrain Co., Ltd.                                             82,364    3,815,960
#   SPC Samlip Co., Ltd.                                            14,502    2,137,645
#*  Spero Global Co., Ltd.                                          19,649       48,684
    SPG Co., Ltd.                                                   15,760       72,003
#   Spigen Korea Co., Ltd.                                          22,187    1,016,037

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
SOUTH KOREA -- (Continued)
#*  Ssangyong Cement Industrial Co., Ltd.                          171,796 $2,100,750
#   Ssangyong Materials Corp.                                      151,083    387,191
*   Ssangyong Motor Co.                                             85,670    559,106
#   Suheung Co., Ltd.                                               28,557    871,410
#   Sun Kwang Co., Ltd.                                             10,465    164,051
#   Sunchang Corp.                                                  54,988    490,374
#*  SundayToz Corp.                                                 23,846    416,173
    Sung Bo Chemicals Co., Ltd.                                      3,062     15,334
#   Sung Kwang Bend Co., Ltd.                                      189,104  1,758,389
#   Sungchang Enterprise Holdings, Ltd.                            476,449  1,269,330
*   Sungshin Cement Co., Ltd.                                      146,173    864,696
    Sungwoo Hitech Co., Ltd.                                       330,754  2,110,767
#   Sunjin Co., Ltd.                                                26,314    679,339
#*  Sunny Electronics Corp.                                         37,600    133,483
#*  Suprema HQ, Inc.                                                25,328    173,012
#*  Suprema, Inc.                                                   18,815    316,884
#*  Synopex, Inc.                                                  324,513    444,768
#   Systems Technology, Inc.                                        73,941    675,632
#   Tae Kyung Industrial Co., Ltd.                                  73,750    297,152
    Taekwang Industrial Co., Ltd.                                    2,721  2,329,267
#*  Taewoong Co., Ltd.                                              90,268  1,729,809
#*  Taeyoung Engineering & Construction Co., Ltd.                  328,653  1,482,787
#*  Taihan Electric Wire Co., Ltd.                                 418,208    692,598
*   Taihan Textile Co., Ltd.                                           279     20,691
    Tailim Packaging Co., Ltd.                                      12,205     32,085
#*  TBH Global Co., Ltd.                                           109,017    863,437
#   TechWing, Inc.                                                  97,869  1,138,600
#   TES Co., Ltd.                                                   52,215  1,103,613
#*  Texcell-NetCom Co., Ltd.                                       237,504  1,501,288
#*  Theragen Etex Co., Ltd.                                         17,491     84,270
#*  Thinkware Systems Corp.                                         37,938    353,544
#*  TK Chemical Corp.                                              386,665    633,481
#   TK Corp.                                                       123,267  1,023,961
#   Tokai Carbon Korea Co., Ltd.                                    31,008  1,024,330
#   Tong Yang Moolsan Co., Ltd.                                    281,326    872,292
#*  Tongyang Cement & Energy Corp.                                  41,370    110,291
    Tongyang Life Insurance Co., Ltd.                              335,068  3,052,643
#   Tongyang, Inc.                                               1,104,878  2,698,300
#   Tonymoly Co., Ltd.                                              26,648    484,333
#   Top Engineering Co., Ltd.                                       89,416    535,304
#   Toptec Co., Ltd.                                                68,944  1,447,242
#   Tovis Co., Ltd.                                                132,763    931,711
#*  Trais Co., Ltd.                                                 52,841     83,032
    TS Corp.                                                        31,529    622,855
#   UBCare Co., Ltd.                                                97,042    293,200
#   Ubiquoss, Inc.                                                  97,274    982,415
#*  Ubivelox, Inc.                                                  14,683    130,913
#   Ugint Co., Ltd.                                                388,080    146,764
#   Uju Electronics Co., Ltd.                                       44,600    677,869
#   Unid Co., Ltd.                                                  40,980  1,571,569
#   Union Semiconductor Equipment & Materials Co., Ltd.             85,790    401,213
#   Uniquest Corp.                                                  75,430    428,749

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CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
SOUTH KOREA -- (Continued)
#*  Unison Co., Ltd.                                               116,022 $   128,502
#   UniTest, Inc.                                                  116,896   1,080,670
#   Value Added Technologies Co., Ltd.                              50,247   1,460,130
#   Viatron Technologies, Inc.                                      40,428     784,853
#   Vieworks Co., Ltd.                                              50,206   2,968,740
#   Visang Education, Inc.                                          74,213   1,061,653
#   Vitzrocell Co., Ltd.                                            42,612     544,844
#*  W Holding Co., Ltd.                                            248,700     188,646
#*  Webzen, Inc.                                                   122,204   1,550,671
#*  Welcron Co., Ltd.                                               87,278     258,214
#*  WeMade Entertainment Co., Ltd.                                  52,608   1,059,492
#   Whanin Pharmaceutical Co., Ltd.                                 73,274     946,251
#   WillBes & Co. (The)                                            559,699   1,636,119
#*  Winix, Inc.                                                      7,644      56,050
#   Wins Co., Ltd.                                                  34,748     358,152
#   WiSoL Co., Ltd.                                                167,555   2,060,933
*   WIZIT Co., Ltd.                                                228,782     246,243
#*  WONIK CUBE Corp.                                                46,904     103,060
#*  Wonik Holdings Co., Ltd.                                       264,733   1,385,337
*   WONIK IPS Co., Ltd.                                            159,431   3,259,459
#*  Wonik Materials Co., Ltd.                                       13,327     736,629
#*  Wonik QnC Corp.                                                 28,974     429,463
*   Woongjin Co., Ltd.                                             278,795     596,204
#*  Woongjin Energy Co., Ltd.                                      121,630     522,278
*   Woongjin Thinkbig Co., Ltd.                                    178,094   1,436,647
*   Wooree ETI Co., Ltd.                                            62,423      93,847
    Woori Bank                                                   1,172,602  13,237,275
*   Woori Bank Sponsored ADR                                         1,525      52,109
#*  Woori Investment Bank Co., Ltd.                              2,090,065   1,206,266
*   Woori Technology, Inc.                                         110,030      65,330
#*  Wooridul Pharmaceutical, Ltd.                                   19,134     291,858
#   Woory Industrial Co., Ltd.                                       8,434     159,529
#   Woosu AMS Co., Ltd.                                             75,194     216,944
#   WooSung Feed Co., Ltd.                                         144,897     412,523
#   Y G-1 Co., Ltd.                                                 65,064     518,182
#*  YD Online Corp.                                                108,919     349,483
#*  YeaRimDang Publishing Co., Ltd.                                 35,480     148,559
#   Yeong Hwa Metal Co., Ltd.                                      137,931     222,442
#   YES24 Co., Ltd.                                                 29,362     139,860
    YESCO Co., Ltd.                                                 13,927     436,210
#   YG Entertainment, Inc.                                          42,864     969,128
#   YJM Games Co., Ltd.                                             47,155     253,658
*   Yonwoo Co., Ltd.                                                11,447     318,212
    Yoosung Enterprise Co., Ltd.                                   159,897     598,285
#   YooSung T&S Co., Ltd.                                          116,459     627,462
#   Youlchon Chemical Co., Ltd.                                     59,617     697,839
#   Young Heung Iron & Steel Co., Ltd.                             174,829     242,122
    Young Poong Corp.                                                2,336   2,201,568
#   Young Poong Precision Corp.                                     90,224     697,392
#   Youngone Corp.                                                 120,026   2,755,836
#   Youngone Holdings Co., Ltd.                                     29,850   1,473,539
*   YoungWoo DSP Co., Ltd.                                          26,908     272,436
*   YTN Co., Ltd.                                                   18,296      38,731

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CONTINUED


                                                                   SHARES      VALUE++
                                                                 ---------- --------------
SOUTH KOREA -- (Continued)
#*  Yuanta Securities Korea Co., Ltd.                               835,239 $    2,432,182
#   Yuhan Corp.                                                      20,460      3,315,089
    YuHwa Securities Co., Ltd.                                        5,800         74,743
#*  Yungjin Pharmaceutical Co., Ltd.                                265,384      1,649,613
#*  Yuyang DNU Co., Ltd.                                            126,819        499,686
    Zeus Co., Ltd.                                                   28,573        449,720
*   Zungwon En-Sys, Inc.                                              9,089         18,841
                                                                            --------------
TOTAL SOUTH KOREA                                                            2,927,555,097
                                                                            --------------
TAIWAN -- (14.5%)
#   A-DATA Technology Co., Ltd.                                   1,600,465      2,681,812
    Ability Enterprise Co., Ltd.                                  2,037,974      1,103,448
#   AcBel Polytech, Inc.                                          2,737,468      2,065,823
#   Accton Technology Corp.                                       3,510,369      6,368,665
#   Acer, Inc.                                                   17,437,595      8,052,378
#   ACES Electronic Co., Ltd.                                       788,000        628,003
#   Achem Technology Corp.                                        1,716,264        631,310
*   Acme Electronics Corp.                                          270,481        106,545
#   Acter Co., Ltd.                                                 260,000        776,296
#   Actron Technology Corp.                                         596,200      2,098,036
    Addcn Technology Co., Ltd.                                       35,146        217,710
    Adlink Technology, Inc.                                         711,107      1,630,494
#   Advanced Ceramic X Corp.                                        400,000      3,303,480
*   Advanced Connectek, Inc.                                      1,426,000        403,062
    Advanced International Multitech Co., Ltd.                      664,000        551,816
    Advanced Optoelectronic Technology, Inc.                         23,000         16,652
#   Advanced Semiconductor Engineering, Inc.                     27,791,750     30,626,324
    Advanced Semiconductor Engineering, Inc. ADR                    817,172      4,674,224
#   Advanced Wireless Semiconductor Co.                           1,703,000      2,859,864
#   Advancetek Enterprise Co., Ltd.                                 960,158        540,227
#   Advantech Co., Ltd.                                           1,013,087      8,594,052
#*  AGV Products Corp.                                            3,802,603        894,517
#   AimCore Technology Co., Ltd.                                    310,402        230,862
#   Airtac International Group                                      639,714      5,325,234
#   Alcor Micro Corp.                                               463,000        273,390
#*  ALI Corp.                                                     2,579,000      1,359,316
#   All Ring Tech Co., Ltd.                                         270,000        515,884
    Allis Electric Co., Ltd.                                        329,000        104,361
#   Alltek Technology Corp.                                         409,644        323,953
#   Alltop Technology Co., Ltd.                                     438,000        944,549
    Alpha Networks, Inc.                                          2,736,100      1,740,171
#   Altek Corp.                                                   2,329,159      1,812,550
    Amazing Microelectronic Corp.                                   246,000        526,779
    Ambassador Hotel (The)                                        1,667,000      1,247,878
    AMICCOM Electronics Corp.                                        76,690         93,766
#   AMPOC Far-East Co., Ltd.                                        672,567        584,831
#   AmTRAN Technology Co., Ltd.                                   5,377,944      3,867,501
#   Anpec Electronics Corp.                                         700,448        683,375
#   Apacer Technology, Inc.                                         749,005        775,238
#*  APCB, Inc.                                                      963,000        835,531
    Apex Biotechnology Corp.                                        755,625        963,311
#   Apex International Co., Ltd.                                    784,808        770,513
#   Apex Medical Corp.                                              390,463        402,881

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EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
TAIWAN -- (Continued)
#   Apex Science & Engineering                                      980,870 $   255,158
#   Arcadyan Technology Corp.                                     1,343,753   2,634,820
    Ardentec Corp.                                                3,648,993   2,720,526
*   Arima Communications Corp.                                    1,197,153     196,099
    Asia Cement Corp.                                             8,763,655   7,512,630
#*  Asia Optical Co., Inc.                                        2,126,000   2,726,156
*   Asia Pacific Telecom Co., Ltd.                                1,194,000     387,158
#   Asia Plastic Recycling Holding, Ltd.                          1,769,391     983,724
#   Asia Polymer Corp.                                            2,648,649   1,638,892
#   Asia Vital Components Co., Ltd.                               3,223,864   2,548,891
#   ASMedia Technology, Inc.                                        145,000   1,435,537
#   ASPEED Technology, Inc.                                         113,999   1,498,868
#   ASROCK, Inc.                                                    208,000     252,576
    Asustek Computer, Inc.                                        2,440,861  21,332,928
#   Aten International Co., Ltd.                                    691,715   1,783,493
#   AU Optronics Corp.                                           57,098,497  23,643,149
    AU Optronics Corp. Sponsored ADR                              1,487,852   6,234,100
#   Audix Corp.                                                     557,375     629,426
#   AURAS Technology Co., Ltd.                                      445,303   1,331,144
    Aurona Industries, Inc.                                          90,000      91,776
#   Aurora Corp.                                                    418,226     727,654
    AV Tech Corp.                                                   201,000     140,347
#   Avalue Technology, Inc.                                         247,000     463,941
#   Avermedia Technologies                                        1,223,037     409,974
*   Avision, Inc.                                                 1,034,263     227,478
#   AVY Precision Technology, Inc.                                  338,940     517,144
#   Awea Mechantronic Co., Ltd.                                     216,062     211,406
    Axiomtek Co., Ltd.                                              117,000     206,808
#   Bank of Kaohsiung Co., Ltd.                                   2,949,855     872,034
#   Basso Industry Corp.                                            778,284   2,343,281
#   BenQ Materials Corp.                                          1,691,000     774,467
#   BES Engineering Corp.                                        12,742,050   2,538,171
#   Bionet Corp.                                                    260,000     244,722
    Bionime Corp.                                                    28,000      52,224
*   Biostar Microtech International Corp.                         1,058,712     295,889
#   Bioteque Corp.                                                  373,680   1,344,486
#   Bizlink Holding, Inc.                                           592,982   3,140,403
#   Boardtek Electronics Corp.                                    1,185,000   1,140,041
#   Bon Fame Co., Ltd.                                               27,000     128,244
    Bothhand Enterprise, Inc.                                       152,000     258,508
#   Bright Led Electronics Corp.                                    912,180     351,448
#*  Browave Corp.                                                   158,000     243,847
#*  C Sun Manufacturing, Ltd.                                       993,740     608,047
    C-Media Electronics, Inc.                                        14,000      12,201
#*  Cameo Communications, Inc.                                    1,245,116     252,400
#   Capital Securities Corp.                                     15,005,210   4,312,613
#   Career Technology MFG. Co., Ltd.                              2,858,000   1,616,110
*   Carnival Industrial Corp.                                     1,889,000     314,875
#   Casetek Holdings, Ltd.                                          894,000   2,749,608
#   Catcher Technology Co., Ltd.                                  4,017,872  32,768,708
    Cathay Chemical Works                                            35,000      16,727
    Cathay Financial Holding Co., Ltd.                           19,446,499  29,614,668
#   Cathay Real Estate Development Co., Ltd.                      4,168,600   2,483,939

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CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
TAIWAN -- (Continued)
#   Celxpert Energy Corp.                                           108,000 $    62,732
#*  Center Laboratories, Inc.                                       164,000     314,972
#   Central Reinsurance Co., Ltd.                                   700,774     328,637
#   Chailease Holding Co., Ltd.                                   4,145,240   7,415,444
    ChainQui Construction Development Co., Ltd.                     425,464     232,967
*   Champion Building Materials Co., Ltd.                         2,178,390     490,936
    Champion Microelectronic Corp.                                   45,132      53,441
    Chang Hwa Commercial Bank, Ltd.                              22,895,295  12,713,811
    Chang Wah Electromaterials, Inc.                                290,520   1,197,824
#   Channel Well Technology Co., Ltd.                             1,184,000   1,067,531
#   Charoen Pokphand Enterprise                                   2,219,620   3,306,390
#   Chaun-Choung Technology Corp.                                   563,000   2,767,580
#   CHC Healthcare Group                                             86,000     115,911
#   CHC Resources Corp.                                             347,135     588,099
#   Chen Full International Co., Ltd.                               907,000   1,447,971
#   Chenbro Micom Co., Ltd.                                         502,000     832,829
#   Cheng Loong Corp.                                             6,506,160   2,992,641
#   Cheng Shin Rubber Industry Co., Ltd.                          8,576,508  17,074,137
#   Cheng Uei Precision Industry Co., Ltd.                        3,758,630   4,391,022
#   Chenming Mold Industry Corp.                                    363,708     199,536
#   Chia Chang Co., Ltd.                                            919,000     766,947
#   Chia Hsin Cement Corp.                                        2,422,747     743,764
    Chicony Electronics Co., Ltd.                                 3,044,418   7,182,166
#   Chicony Power Technology Co., Ltd.                              652,000     973,976
#   Chien Kuo Construction Co., Ltd.                              1,874,706     508,040
#   Chilisin Electronics Corp.                                    1,002,481   2,453,918
#   Chime Ball Technology Co., Ltd.                                 182,696     237,720
#   Chimei Materials Technology Corp.                             2,577,200   1,129,481
#   Chin-Poon Industrial Co., Ltd.                                2,575,617   5,115,057
    China Airlines, Ltd.                                         22,428,057   6,737,004
#   China Bills Finance Corp.                                       889,000     373,264
    China Chemical & Pharmaceutical Co., Ltd.                     1,992,000   1,150,282
    China Development Financial Holding Corp.                    50,457,157  12,896,967
#   China Ecotek Corp.                                              167,000     260,431
#*  China Electric Manufacturing Corp.                            1,821,220     446,556
#   China General Plastics Corp.                                  3,011,374   2,324,011
    China Glaze Co., Ltd.                                           661,022     268,463
    China Life Insurance Co., Ltd.                               14,926,194  14,607,934
#   China Man-Made Fiber Corp.                                    9,102,845   2,596,656
#   China Metal Products                                          2,114,405   2,124,567
#   China Motor Corp.                                             3,953,716   3,614,569
#*  China Petrochemical Development Corp.                        21,819,325   7,835,428
#   China Steel Chemical Corp.                                      688,998   2,695,218
    China Steel Corp.                                            29,318,440  23,738,101
#   China Steel Structure Co., Ltd.                                 660,000     451,934
#   China Synthetic Rubber Corp.                                  4,032,541   3,670,519
*   China United Trust & Investment Corp.                            50,053          --
    China Wire & Cable Co., Ltd.                                    574,680     418,526
#*  Chinese Gamer International Corp.                               114,000     152,260
#   Chinese Maritime Transport, Ltd.                                610,964     546,358
#   Chipbond Technology Corp.                                     4,647,000   6,733,904
#   ChipMOS TECHNOLOGIES, Inc.                                      849,216     671,531
#   Chlitina Holding, Ltd.                                          413,000   1,938,592

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
TAIWAN -- (Continued)
#   Chong Hong Construction Co., Ltd.                             1,176,739 $ 2,441,231
#   Chroma ATE, Inc.                                              1,386,705   3,635,215
#   Chun YU Works & Co., Ltd.                                     1,435,000     617,643
    Chun Yuan Steel                                               2,465,177     940,999
#*  Chung Hung Steel Corp.                                        7,491,926   2,560,402
#   Chung Hwa Pulp Corp.                                          3,231,308   1,021,461
    Chung-Hsin Electric & Machinery Manufacturing Corp.           3,146,500   2,096,676
#   Chunghwa Chemical Synthesis & Biotech Co., Ltd.                 212,000     182,835
*   Chunghwa Picture Tubes, Ltd.                                 15,894,759     723,445
#   Chunghwa Precision Test Tech Co., Ltd.                           58,000   2,068,488
    Chunghwa Telecom Co., Ltd.                                    4,972,000  16,217,170
    Chunghwa Telecom Co., Ltd. Sponsored ADR                        413,388  13,046,525
#   Chyang Sheng Dyeing & Finishing Co., Ltd.                       667,000     449,103
    Cleanaway Co., Ltd.                                             500,000   2,606,815
#   Clevo Co.                                                     2,868,482   2,526,096
*   CMC Magnetics Corp.                                          15,960,032   1,811,803
#*  Co-Tech Development Corp.                                       184,000     245,868
    CoAdna Holdings, Inc.                                            54,000     121,101
#   CoAsia Microelectronics Corp.                                   894,642     402,332
#   Coland Holdings, Ltd.                                           155,000     242,627
#   Collins Co., Ltd.                                               316,060     108,437
    Compal Electronics, Inc.                                     26,535,560  16,010,303
#   Compeq Manufacturing Co., Ltd.                               10,081,000   5,365,995
#   Compucase Enterprise                                            222,000     302,062
#   Concord Securities Co., Ltd.                                  3,107,000     624,704
#   Continental Holdings Corp.                                    3,524,250   1,191,998
    Contrel Technology Co., Ltd.                                    375,000     196,674
    Coremax Corp.                                                    47,000      65,124
    Coretronic Corp.                                              3,694,600   4,042,539
#   Cowealth Medical Holding Co., Ltd.                              108,319     164,235
#   Coxon Precise Industrial Co., Ltd.                            1,134,000   1,114,654
#   Creative Sensor, Inc.                                           509,000     382,136
#*  Crystalwise Technology, Inc.                                    266,585      78,628
#   CSBC Corp. Taiwan                                             3,523,150   1,559,464
    CTBC Financial Holding Co., Ltd.                             60,077,931  34,221,207
    CTCI Corp.                                                    2,575,896   4,009,927
#   Cub Elecparts, Inc.                                             328,803   2,593,265
#   CviLux Corp.                                                    616,378     573,726
#   Cyberlink Corp.                                                 512,504   1,149,433
#   CyberPower Systems, Inc.                                        294,000     948,902
    CyberTAN Technology, Inc.                                     1,946,873   1,190,760
#   Cypress Technology Co., Ltd.                                    114,000     470,250
#   D-Link Corp.                                                  5,638,758   1,874,803
#   DA CIN Construction Co., Ltd.                                 1,054,809     652,025
    Da-Li Development Co., Ltd.                                     684,745     432,703
    Dadi Early-Childhood Education Group Ltd.                        15,000      84,103
    Dafeng TV, Ltd.                                                 328,061     345,590
#*  Danen Technology Corp.                                        3,341,000     771,247
    Darfon Electronics Corp.                                      1,931,700   1,240,287
#   Darwin Precisions Corp.                                       3,590,304   1,468,702
#   Davicom Semiconductor, Inc.                                     170,392     116,660
#   De Licacy Industrial Co., Ltd.                                  742,224     608,227
#   Delpha Construction Co., Ltd.                                 1,371,754     579,708

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CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
TAIWAN -- (Continued)
#   Delta Electronics, Inc.                                       5,240,028 $29,267,606
    Depo Auto Parts Ind Co., Ltd.                                   784,634   2,091,356
#   DFI, Inc.                                                       400,571     642,898
#   Dimerco Express Corp.                                           553,000     387,236
    Dr Wu Skincare Co., Ltd.                                          3,000      15,434
#   Dynacolor, Inc.                                                 267,000     339,592
*   Dynamic Electronics Co., Ltd.                                 1,760,583     496,498
    Dynapack International Technology Corp.                         969,000   1,140,703
#   E Ink Holdings, Inc.                                          7,489,000   5,923,913
#   E-Lead Electronic Co., Ltd.                                     664,846     683,020
    E-Life Mall Corp.                                               342,000     680,594
*   E-Ton Solar Tech Co., Ltd.                                    2,358,168     738,267
#   E.Sun Financial Holding Co., Ltd.                            32,365,286  19,118,275
*   Eastern Media International Corp.                             3,639,270     861,706
#   Eclat Textile Co., Ltd.                                         809,842   8,459,209
    Edimax Technology Co., Ltd.                                   1,445,423     485,178
#   Edison Opto Corp.                                               893,000     408,547
#   Edom Technology Co., Ltd.                                       994,038     525,726
#   eGalax_eMPIA Technology, Inc.                                   462,934     713,461
#   Elan Microelectronics Corp.                                   1,865,323   2,046,789
#   Elite Advanced Laser Corp.                                    1,107,440   4,407,211
#   Elite Material Co., Ltd.                                      2,315,839   8,126,673
#   Elite Semiconductor Memory Technology, Inc.                   1,977,390   2,111,331
#   Elitegroup Computer Systems Co., Ltd.                         2,847,028   1,710,245
    eMemory Technology, Inc.                                        425,000   5,415,123
#   Emerging Display Technologies Corp.                             760,000     249,054
    ENG Electric Co., Ltd.                                        1,061,945     579,689
#   Ennoconn Corp.                                                  182,487   2,625,567
#   EnTie Commercial Bank Co., Ltd.                               2,193,166     949,229
*   Episil Holdings, Inc.                                           530,500     167,156
#*  Epistar Corp.                                                 9,124,261   6,882,198
    Eslite Spectrum Corp. (The)                                      11,550      56,540
#   Eson Precision Ind. Co., Ltd.                                   529,000     661,597
#   Eternal Materials Co., Ltd.                                   4,375,051   4,742,962
*   Etron Technology, Inc.                                        2,845,000   1,125,772
#   Eurocharm Holdings Co., Ltd.                                    224,000     569,333
    Eva Airways Corp.                                            15,461,362   7,467,266
#   Everest Textile Co., Ltd.                                     2,082,064   1,131,597
    Evergreen International Storage & Transport Corp.             4,121,000   1,935,032
*   Evergreen Marine Corp. Taiwan, Ltd.                          10,517,306   4,349,988
#   Everlight Chemical Industrial Corp.                           2,618,756   1,679,905
#   Everlight Electronics Co., Ltd.                               3,106,570   4,859,920
#   Everspring Industry Co., Ltd.                                   536,000     279,705
    Excelsior Medical Co., Ltd.                                     767,581   1,104,987
    EZconn Corp.                                                     45,000      65,341
#   Far Eastern Department Stores, Ltd.                           8,167,000   4,226,011
#   Far Eastern International Bank                               16,169,230   4,740,355
    Far Eastern New Century Corp.                                13,054,705  10,880,248
    Far EasTone Telecommunications Co., Ltd.                      7,226,000  17,168,673
#   Faraday Technology Corp.                                      1,402,893   1,446,147
#*  Farglory F T Z Investment Holding Co., Ltd.                     614,000     297,771
#   Farglory Land Development Co., Ltd.                           3,786,105   4,485,432
    Federal Corp.                                                 3,335,938   1,780,845

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CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
TAIWAN -- (Continued)
#   Feedback Technology Corp.                                       346,000 $   585,016
    Feng Hsin Steel Co., Ltd.                                     2,476,131   3,786,681
#   Feng TAY Enterprise Co., Ltd.                                 1,703,292   7,445,316
    Fine Blanking & Tool Co., Ltd.                                   35,000      50,238
*   First Copper Technology Co., Ltd.                             1,044,000     258,652
    First Financial Holding Co., Ltd.                            40,589,150  22,650,633
    First Hi-Tec Enterprise Co., Ltd.                                61,000      54,221
#   First Hotel                                                   1,032,805     548,738
*   First Insurance Co., Ltd. (The)                               1,616,640     676,757
#*  First Steamship Co., Ltd.                                     2,834,838     671,275
#   FLEXium Interconnect, Inc.                                    2,684,804   7,712,661
#   Flytech Technology Co., Ltd.                                    694,070   2,167,184
#   FocalTech Systems Co Ltd                                      1,933,174   2,240,632
    Formosa Advanced Technologies Co., Ltd.                       1,288,000     954,956
    Formosa Chemicals & Fibre Corp.                               6,707,198  20,791,875
#   Formosa International Hotels Corp.                              385,975   2,044,147
#   Formosa Laboratories, Inc.                                      401,178   1,256,136
#   Formosa Oilseed Processing Co., Ltd.                            421,891     649,451
#   Formosa Optical Technology Co., Ltd.                            193,000     460,371
    Formosa Petrochemical Corp.                                   3,187,000  10,886,709
#   Formosa Plastics Corp.                                        7,135,770  20,618,288
    Formosa Taffeta Co., Ltd.                                     3,902,460   3,757,676
    Formosan Rubber Group, Inc.                                   3,198,602   1,619,368
    Formosan Union Chemical                                       1,885,401   1,023,979
    Fortune Electric Co., Ltd.                                      724,304     417,561
    Founding Construction & Development Co., Ltd.                 1,340,882     681,093
    Foxconn Technology Co., Ltd.                                  4,312,241  12,170,658
    Foxlink Image Technology Co., Ltd.                              771,000     395,546
#   Foxsemicon Integrated Technology, Inc.                          415,000   1,163,192
#*  Froch Enterprise Co., Ltd.                                    1,199,384     396,648
    FSP Technology, Inc.                                          1,049,619     800,536
    Fubon Financial Holding Co., Ltd.                            19,197,387  31,200,557
#   Fulgent Sun International Holding Co., Ltd.                     268,240     531,937
    Fullerton Technology Co., Ltd.                                  637,670     489,372
#   Fulltech Fiber Glass Corp.                                    2,623,540   1,220,731
    Fwusow Industry Co., Ltd.                                       865,638     436,741
#   G Shank Enterprise Co., Ltd.                                    954,510     799,068
#*  G Tech Optoelectronics Corp.                                  1,087,955     681,528
#   Gallant Precision Machining Co., Ltd.                         1,248,000     885,798
#   Gamania Digital Entertainment Co., Ltd.                         572,000     525,520
*   GEM Terminal Industrial Co., Ltd.                                     1          --
    Gemtek Technology Corp.                                       2,526,574   1,971,781
#   General Interface Solution Holding, Ltd.                      1,040,000   3,296,049
#   General Plastic Industrial Co., Ltd.                            246,684     334,256
#   Generalplus Technology, Inc.                                    194,000     241,497
#*  Genesis Photonics, Inc.                                       2,381,418     236,071
#   Genesys Logic, Inc.                                             421,000     548,695
#*  Genius Electronic Optical Co., Ltd.                             771,810   4,435,494
*   Genmont Biotech, Inc.                                           105,314      72,584
    Genovate Biotechnology Co., Ltd.                                 52,000      62,945
#   GeoVision, Inc.                                                 407,486     560,563
    Getac Technology Corp.                                        3,740,281   5,583,809
#   Giant Manufacturing Co., Ltd.                                 1,216,363   7,994,106

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CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
TAIWAN -- (Continued)
#   Giantplus Technology Co., Ltd.                                1,937,000 $  1,101,826
    Gigabyte Technology Co., Ltd.                                 4,492,750    5,888,271
#   Gigasolar Materials Corp.                                       257,820    2,880,327
#*  Gigastorage Corp.                                             3,553,728    2,705,518
    Ginko International Co., Ltd.                                   278,000    2,732,750
#*  Gintech Energy Corp.                                          4,065,109    2,676,990
*   Global Brands Manufacture, Ltd.                               2,248,973      863,675
#   Global Lighting Technologies, Inc.                              721,000    1,413,882
    Global Mixed Mode Technology, Inc.                              534,000    1,173,202
#   Global PMX Co., Ltd.                                            121,000      543,265
    Global Unichip Corp.                                            728,000    1,859,512
#   Globalwafers Co., Ltd.                                          298,779    1,373,026
    Globe Union Industrial Corp.                                  1,501,820      773,938
#   Gloria Material Technology Corp.                              4,596,885    3,083,271
#   Glory Science Co., Ltd.                                         371,866      683,505
*   Gold Circuit Electronics, Ltd.                                4,013,747    1,344,898
    Golden Friends Corp.                                             69,000       78,984
#   Goldsun Building Materials Co., Ltd.                          9,169,672    2,168,886
    Good Will Instrument Co., Ltd.                                  224,342      142,624
#   Gourmet Master Co., Ltd.                                        403,200    3,528,603
#   Grand Ocean Retail Group, Ltd.                                  222,000      173,279
    Grand Pacific Petrochemical                                   8,637,000    5,628,037
#   Grand Plastic Technology Corp.                                  166,000      893,714
#   Grape King Bio, Ltd.                                            780,000    4,432,081
#   Great China Metal Industry                                      944,000      748,388
#   Great Taipei Gas Co., Ltd.                                    1,435,000    1,107,995
    Great Wall Enterprise Co., Ltd.                               4,949,797    4,560,332
#   Greatek Electronics, Inc.                                       823,000    1,041,044
#*  Green Energy Technology, Inc.                                 2,457,640    1,344,744
#   Green Seal Holding, Ltd.                                        398,000    1,953,752
#*  GTM Holdings Corp.                                              929,000      512,442
#   Gudeng Precision Industrial Co., Ltd.                           142,089      150,658
    Hakers Enterprise Co., Ltd.                                     105,000      150,939
    Hannstar Board Corp.                                          2,205,875    1,226,981
#*  HannStar Display Corp.                                       23,727,323    6,248,463
*   HannsTouch Solution, Inc.                                     4,246,391    1,409,473
#   Hanpin Electron Co., Ltd.                                       426,000      561,116
#*  Harvatek Corp.                                                1,163,839      410,312
    Hey Song Corp.                                                1,801,500    1,856,664
    Hi-Clearance, Inc.                                              139,000      419,928
#   Highwealth Construction Corp.                                 5,749,130    8,550,148
#   HIM International Music, Inc.                                    37,000      135,239
#   Hiroca Holdings, Ltd.                                           491,221    1,424,964
#*  HiTi Digital, Inc.                                              900,975      348,860
#   Hitron Technology, Inc.                                       2,130,300    1,360,534
#   Hiwin Technologies Corp.                                      1,260,915    6,500,230
*   Ho Tung Chemical Corp.                                        6,615,197    1,802,314
    Hocheng Corp.                                                 1,933,300      598,877
    Hold-Key Electric Wire & Cable Co., Ltd.                        266,901       71,705
#   Holiday Entertainment Co., Ltd.                                 407,400      662,069
    Holtek Semiconductor, Inc.                                    1,405,000    2,242,088
    Holy Stone Enterprise Co., Ltd.                               1,481,822    1,532,179
    Hon Hai Precision Industry Co., Ltd.                         55,950,504  150,046,817

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CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
TAIWAN -- (Continued)
#   Hong Ho Precision Textile Co., Ltd.                             207,000 $   117,057
#   Hong TAI Electric Industrial                                  1,327,000     385,769
#   Hong YI Fiber Industry Co.                                      725,680     478,780
*   Horizon Securities Co., Ltd.                                  3,317,000     683,649
#   Hota Industrial Manufacturing Co., Ltd.                       1,565,449   6,491,276
#   Hotai Motor Co., Ltd.                                           794,000   9,124,466
*   Howarm United Industries Co., Ltd.                              115,310       9,277
#   Hsin Kuang Steel Co., Ltd.                                    1,690,783   1,218,174
#   Hsin Yung Chien Co., Ltd.                                       240,100     594,239
    Hsing TA Cement Co.                                             324,900     104,240
#*  HTC Corp.                                                     3,669,619   9,351,480
#   Hu Lane Associate, Inc.                                         578,688   2,717,254
*   HUA ENG Wire & Cable Co., Ltd.                                2,557,000     731,004
    Hua Nan Financial Holdings Co., Ltd.                         25,588,241  13,457,537
#   Huaku Development Co., Ltd.                                   2,192,400   4,300,805
#   Huang Hsiang Construction Corp.                               1,081,735   1,332,161
    Hung Ching Development & Construction Co., Ltd.                 811,000     557,589
    Hung Poo Real Estate Development Corp.                        2,056,554   1,689,427
#   Hung Sheng Construction, Ltd.                                 3,848,900   2,373,824
#   Huxen Corp.                                                     239,072     308,293
#   Hwa Fong Rubber Co., Ltd.                                     1,915,112     672,682
*   Hwacom Systems, Inc.                                            221,000      84,759
*   I-Chiun Precision Industry Co., Ltd.                          1,243,211     360,134
#   I-Sheng Electric Wire & Cable Co., Ltd.                         663,000     946,387
#   Ibase Technology, Inc.                                          959,582   1,865,786
#*  Ichia Technologies, Inc.                                      2,714,255   1,405,571
    Ideal Bike Corp.                                                459,553     169,589
    IEI Integration Corp.                                           376,950     556,272
    Infortrend Technology, Inc.                                   1,554,866     791,091
#   Innodisk Corp.                                                  351,720     924,139
#   Innolux Corp.                                                72,785,151  30,832,903
#   Inpaq Technology Co., Ltd.                                      360,000     237,008
#   Intai Technology Corp.                                          182,000     883,385
#   Integrated Service Technology, Inc.                             480,610   1,439,181
#   IntelliEPI, Inc.                                                119,000     314,361
#   International Games System Co., Ltd.                            328,000   2,165,752
    Inventec Corp.                                               13,175,276   9,909,092
#   Iron Force Industrial Co., Ltd.                                 265,682   1,507,130
#   ITE Technology, Inc.                                            970,646     919,703
#   ITEQ Corp.                                                    1,978,611   2,640,640
*   J Touch Corp.                                                    22,100         798
#   Jarllytec Co., Ltd.                                             226,828     471,815
#   Jentech Precision Industrial Co., Ltd.                          407,156     643,081
    Jess-Link Products Co., Ltd.                                  1,070,600   1,024,317
    Jih Sun Financial Holdings Co., Ltd.                          7,577,815   1,642,149
#   Jinli Group Holdings, Ltd.                                      635,200     702,772
#   Johnson Health Tech Co., Ltd.                                   392,247     569,691
#   K Laser Technology, Inc.                                      1,007,459     540,272
    Kang Na Hsiung Enterprise Co., Ltd.                             719,150     252,699
#   Kaori Heat Treatment Co., Ltd.                                  489,321     850,402
#   Kaulin Manufacturing Co., Ltd.                                  852,684     442,274
#   KD Holding Corp.                                                121,000     676,042
#   KEE TAI Properties Co., Ltd.                                  3,304,101     967,974

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CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
TAIWAN -- (Continued)
#   Kenda Rubber Industrial Co., Ltd.                             2,833,304 $ 4,346,944
#   Kenmec Mechanical Engineering Co., Ltd.                       1,475,000     501,686
#   Kerry TJ Logistics Co., Ltd.                                  1,327,000   1,875,409
    Kindom Construction Corp.                                     3,965,000   2,475,450
#   King Chou Marine Technology Co., Ltd.                           122,000     157,164
    King Core Electronics, Inc.                                      79,006      44,459
#   King Slide Works Co., Ltd.                                      277,450   3,693,555
    King Yuan Electronics Co., Ltd.                               9,556,032   8,252,543
    King's Town Bank Co., Ltd.                                    6,129,653   5,608,583
#*  King's Town Construction Co., Ltd.                            1,025,690     724,799
    Kingcan Holdings, Ltd.                                          108,000     113,346
#   Kingpak Technology, Inc.                                        195,782   1,344,978
    Kinik Co.                                                     1,018,000   2,095,843
#*  Kinko Optical Co., Ltd.                                       1,024,772     686,743
#   Kinpo Electronics                                            10,325,892   4,144,935
#   Kinsus Interconnect Technology Corp.                          2,127,476   4,898,142
#   KMC Kuei Meng International, Inc.                               253,144   1,029,560
#   KS Terminals, Inc.                                              847,290   1,110,998
#   Kung Long Batteries Industrial Co., Ltd.                        506,000   2,539,544
#*  Kung Sing Engineering Corp.                                   2,072,000     667,931
#   Kuo Toong International Co., Ltd.                             1,682,545   1,069,987
    Kuoyang Construction Co., Ltd.                                3,023,586   1,164,236
#   Kwong Fong Industries Corp.                                   1,120,704     946,414
#   Kwong Lung Enterprise Co., Ltd.                                 146,000     212,259
#   KYE Systems Corp.                                             1,942,107     545,462
#   L&K Engineering Co., Ltd.                                     1,480,000   1,662,478
    LAN FA Textile                                                1,436,412     403,091
#   Land Mark Optoelectronics Corp.                                 251,600   2,231,130
    Lanner Electronics, Inc.                                        349,450     494,852
#   Largan Precision Co., Ltd.                                      266,234  38,081,121
#   Laser Tek Taiwan Co., Ltd.                                       95,144      73,308
#   LCY Chemical Corp.                                            2,898,495   4,100,063
    Leader Electronics, Inc.                                        872,886     290,187
#   Leadtrend Technology Corp.                                      166,926     190,224
#   Lealea Enterprise Co., Ltd.                                   5,636,965   1,524,073
    Ledlink Optics, Inc.                                             85,627     122,961
#   Ledtech Electronics Corp.                                       573,095     255,983
#   LEE CHI Enterprises Co., Ltd.                                 1,378,000     457,455
#   Lelon Electronics Corp.                                         807,765   1,025,461
#   Leofoo Development Co., Ltd.                                  2,131,655     553,317
#*  LES Enphants Co., Ltd.                                        1,127,479     393,987
    Lextar Electronics Corp.                                      3,207,000   1,411,126
#   Li Cheng Enterprise Co., Ltd.                                   290,520     781,055
#*  Li Peng Enterprise Co., Ltd.                                  4,586,060   1,250,713
#   Lian HWA Food Corp.                                             525,592     535,717
#   Lien Hwa Industrial Corp.                                     4,660,984   3,485,256
    Lingsen Precision Industries, Ltd.                            2,829,490   1,064,757
    Lion Travel Service Co., Ltd.                                    17,000      44,367
    Lite-On Semiconductor Corp.                                   1,657,887   1,545,033
    Lite-On Technology Corp.                                     10,371,419  15,665,475
#*  LIWANLI Innovation Co., Ltd.                                    342,000     231,338
    Long Bon International Co., Ltd.                              2,567,875   1,371,288
#   Long Chen Paper Co., Ltd.                                     5,219,193   4,105,366

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
TAIWAN -- (Continued)
#   Longwell Co.                                                  1,019,000 $   906,945
    Lotes Co., Ltd.                                                 558,920   1,805,293
    Lu Hai Holding Corp.                                             76,000     130,302
#   Lucky Cement Corp.                                            1,549,000     453,213
#   Lumax International Corp., Ltd.                                 587,140     956,413
#   Lung Yen Life Service Corp.                                     514,000     916,182
#   LuxNet Corp.                                                    797,484     882,750
#   Macauto Industrial Co., Ltd.                                    276,000   1,617,447
    Machvision, Inc.                                                 23,000      43,191
    Macroblock, Inc.                                                233,000     519,410
*   Macronix International                                       28,701,994   6,400,009
#*  MacroWell OMG Digital Entertainment Co., Ltd.                    89,000     126,719
#   Mag Layers Scientific-Technics Co., Ltd.                        313,233     601,442
#   Makalot Industrial Co., Ltd.                                  1,393,416   5,181,348
#   Marketech International Corp.                                   998,000     954,498
    Masterlink Securities Corp.                                   8,593,303   2,332,946
#   Materials Analysis Technology, Inc.                             177,662     510,949
#*  Mayer Steel Pipe Corp.                                          876,905     380,779
#   Maywufa Co., Ltd.                                               178,462      79,716
#   MediaTek, Inc.                                                3,639,823  24,918,563
    Mega Financial Holding Co., Ltd.                             27,508,220  20,507,021
#   Meiloon Industrial Co.                                          530,721     291,521
#   Mercuries & Associates Holding, Ltd.                          2,855,081   2,098,294
#*  Mercuries Life Insurance Co., Ltd.                            5,976,201   3,303,461
#   Merida Industry Co., Ltd.                                     1,032,588   5,379,363
#   Merry Electronics Co., Ltd.                                   1,203,594   5,036,771
#   Micro-Star International Co., Ltd.                            4,943,465  11,993,687
*   Microbio Co., Ltd.                                            2,099,358   1,494,625
#*  Microelectronics Technology, Inc.                               420,772     331,046
    Microlife Corp.                                                 245,100     594,218
    Mildef Crete, Inc.                                               53,000      70,947
#   MIN AIK Technology Co., Ltd.                                  1,395,562   1,519,472
#   Mirle Automation Corp.                                        1,106,169   1,364,488
    Mitac Holdings Corp.                                          5,010,300   5,536,482
#   Mobiletron Electronics Co., Ltd.                                442,960     595,211
#   momo.com, Inc.                                                   47,000     283,342
*   Mosel Vitelic, Inc.                                           1,371,758     129,183
#*  Motech Industries, Inc.                                       3,621,000   3,450,407
#   MPI Corp.                                                       495,000   1,631,756
#   Nak Sealing Technologies Corp.                                  356,549     933,617
#   Namchow Chemical Industrial Co., Ltd.                         1,391,000   2,849,834
#   Nan Kang Rubber Tire Co., Ltd.                                2,313,197   2,187,399
#   Nan Liu Enterprise Co., Ltd.                                    159,000     760,472
    Nan Ren Lake Leisure Amusement Co., Ltd.                      1,231,000     327,315
#   Nan Ya Plastics Corp.                                         9,522,584  22,431,213
    Nan Ya Printed Circuit Board Corp.                            1,987,211   1,580,317
#   Nang Kuang Pharmaceutical co., Ltd.                             144,000     185,709
#   Nantex Industry Co., Ltd.                                     2,082,113   1,507,113
#   Nanya Technology Corp.                                        2,601,751   4,008,194
#   National Petroleum Co., Ltd.                                    651,000     796,983
#*  Neo Solar Power Corp.                                         7,750,947   3,950,960
#   Netronix, Inc.                                                  516,000   1,112,578
    New Asia Construction & Development Corp.                       873,423     203,955

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
TAIWAN -- (Continued)
    New Best Wire Industrial Co., Ltd.                               15,000 $    14,427
#   New Era Electronics Co., Ltd.                                   512,000     359,875
#*  Newmax Technology Co., Ltd.                                     649,916     460,898
#   Nexcom International Co., Ltd.                                  496,267     537,592
#   Nichidenbo Corp.                                                752,498     586,750
    Nien Hsing Textile Co., Ltd.                                  1,859,093   1,458,599
    Nien Made Enterprise Co., Ltd.                                  359,000   3,370,193
#   Nishoku Technology, Inc.                                        182,000     419,212
#   Novatek Microelectronics Corp.                                3,658,000  12,956,313
#   Nuvoton Technology Corp.                                        611,000     810,127
*   O-TA Precision Industry Co., Ltd.                               103,000      42,620
#*  OBI Pharma, Inc.                                                181,000   1,676,738
#*  Ocean Plastics Co., Ltd.                                      1,000,000     832,561
#   On-Bright Electronics, Inc.                                     158,000   1,103,674
*   Optimax Technology Corp.                                        204,366      27,423
#   OptoTech Corp.                                                4,091,713   1,847,083
#   Orient Europharma Co., Ltd.                                     110,000     211,091
#*  Orient Semiconductor Electronics, Ltd.                        4,782,000   1,738,315
#   Oriental Union Chemical Corp.                                 3,750,819   3,323,125
#   P-Duke Technology Co., Ltd.                                     216,000     437,555
    P-Two Industries, Inc.                                           82,000      48,816
    Pacific Construction Co.                                      1,133,276     400,941
#   Pacific Hospital Supply Co., Ltd.                               434,000   1,106,662
#   Paiho Shih Holdings Corp.                                       573,000     684,817
#   Pan Jit International, Inc.                                   2,621,860   1,413,587
#   Pan-International Industrial Corp.                            3,238,854   2,609,244
#   Parade Technologies, Ltd.                                       433,805   4,485,497
#   Paragon Technologies Co., Ltd.                                  530,626     351,640
#   PChome Online, Inc.                                             536,025   4,436,815
#   PCL Technologies, Inc.                                          157,000     452,526
    Pegatron Corp.                                               11,676,293  28,117,563
*   PharmaEssentia Corp.                                            199,000     911,290
#   Pharmally International Holding Co., Ltd.                        94,000   1,304,156
#*  Phihong Technology Co., Ltd.(6214140)                         2,169,048     772,917
*   Phihong Technology Co., Ltd.()                                  355,054      10,761
    Phison Electronics Corp.                                        657,000   5,200,833
#   Phoenix Tours International, Inc.                               266,700     294,069
#   Pixart Imaging, Inc.                                            534,000   1,184,441
#   Polytronics Technology Corp.                                    386,408     718,630
#   Portwell, Inc.                                                  686,000     876,863
#   Posiflex Technology, Inc.                                       329,705   1,833,206
    Pou Chen Corp.                                               12,397,005  15,707,449
#   Power Quotient International Co., Ltd.                        1,211,400     395,697
    Powertech Industrial Co., Ltd.                                  128,000      57,620
    Powertech Technology, Inc.                                    4,772,580  13,081,276
#   Poya International Co., Ltd.                                    314,085   3,836,245
#   President Chain Store Corp.                                   2,086,728  15,608,866
#   President Securities Corp.                                    5,768,443   2,127,725
#   Primax Electronics, Ltd.                                      2,521,000   3,593,413
#*  Prime Electronics & Satellitics, Inc.                           834,511     262,746
#   Prince Housing & Development Corp.                            7,937,140   2,649,099
#*  Princeton Technology Corp.                                    1,205,000     321,402
#   Pro Hawk Corp.                                                   32,000     160,878

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CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
TAIWAN -- (Continued)
*   Prodisc Technology, Inc.                                        603,000 $        --
#   Promate Electronic Co., Ltd.                                    951,000     927,647
#   Promise Technology, Inc.                                      1,329,538     633,787
    Prosperity Dielectrics Co., Ltd.                                 63,000      31,680
*   Protop Technology Co., Ltd.                                     148,000          --
    Qisda Corp.                                                  14,597,525   7,633,862
    QST International Corp.                                           8,000      22,448
#   Qualipoly Chemical Corp.                                        713,232     790,702
    Quang Viet Enterprise Co., Ltd.                                   4,000      17,498
    Quanta Computer, Inc.                                         7,908,436  16,124,067
    Quanta Storage, Inc.                                          1,526,000   1,518,368
*   Quintain Steel Co., Ltd.                                      1,785,050     495,517
#   Radiant Opto-Electronics Corp.                                3,346,692   6,084,117
#*  Radium Life Tech Co., Ltd.                                    5,431,861   1,651,433
#   Ralec Electronic Corp.                                          326,914     548,378
    Realtek Semiconductor Corp.                                   1,681,861   5,869,543
    Rechi Precision Co., Ltd.                                     2,343,292   2,420,991
    Rexon Industrial Corp., Ltd.                                     51,559      24,958
    Rich Development Co., Ltd.                                    4,534,769   1,159,135
#   RichWave Technology Corp.                                       106,000     217,580
*   Ritek Corp.                                                  15,318,225   2,526,382
#*  Rotam Global Agrosciences, Ltd.                                 714,217     729,950
#*  Ruentex Development Co., Ltd.                                 3,783,539   4,610,245
#   Ruentex Engineering & Construction Co.                          279,000     337,941
#   Ruentex Industries, Ltd.                                      2,034,824   3,775,628
#   Run Long Construction Co., Ltd.                                 837,352     926,812
#   Sagittarius Life Science Corp.                                  102,744     398,184
    Sampo Corp.                                                   3,890,119   2,254,777
#   San Fang Chemical Industry Co., Ltd.                          1,105,659   1,270,973
#   San Far Property, Ltd.                                          339,750     120,081
#   San Shing Fastech Corp.                                         505,622     854,849
    Sanitar Co., Ltd.                                                29,000      33,846
#   Sanyang Motor Co., Ltd.                                       3,621,802   2,368,448
    Scan-D Corp.                                                     10,000      15,252
#   SCI Pharmtech, Inc.                                             497,312   1,158,511
#   Scientech Corp.                                                 334,000     622,711
#   ScinoPharm Taiwan, Ltd.                                         529,534     647,591
#   SDI Corp.                                                     1,103,000   1,619,896
#   Sea Sonic Electronics Co., Ltd.                                 202,000     198,574
#   Senao International Co., Ltd.                                   452,547     753,743
#   Senao Networks, Inc.                                            199,000   1,006,271
    Sercomm Corp.                                                 1,915,000   4,895,780
#   Sesoda Corp.                                                  1,351,637   1,267,783
#   Shan-Loong Transportation Co., Ltd.                             150,247     138,152
    Sharehope Medicine Co., Ltd.                                     13,000      14,137
#   Sheng Yu Steel Co., Ltd.                                        812,000     916,389
#   ShenMao Technology, Inc.                                        689,450     712,997
    Shih Her Technologies, Inc.                                     323,000     303,488
*   Shih Wei Navigation Co., Ltd.                                 1,445,723     424,334
    Shihlin Electric & Engineering Corp.                          1,560,787   2,021,504
#*  Shihlin Paper Corp.                                             296,000     316,434
    Shin Hai Gas Corp.                                                8,242      10,959
#*  Shin Kong Financial Holding Co., Ltd.                        42,188,396  10,836,320

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CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
TAIWAN -- (Continued)
    Shin Shin Natural Gas Co.                                         9,480 $     9,547
#   Shin Zu Shing Co., Ltd.                                       1,128,245   3,209,738
    Shinih Enterprise Co., Ltd.                                     119,000      78,322
*   Shining Building Business Co., Ltd.                           2,596,456     866,007
#   Shinkong Insurance Co., Ltd.                                  1,599,784   1,336,831
    Shinkong Synthetic Fibers Corp.                              10,661,844   3,205,949
#   Shinkong Textile Co., Ltd.                                      867,169   1,123,960
#   Shiny Chemical Industrial Co., Ltd.                             350,717     604,721
#   ShunSin Technology Holding, Ltd.                                265,000     794,962
#*  Shuttle, Inc.                                                 2,650,000     742,181
#   Sigurd Microelectronics Corp.                                 3,021,877   2,319,073
#   Silergy Corp.                                                   149,000   2,263,499
#*  Silicon Integrated Systems Corp.                              3,219,817     700,948
    Siliconware Precision Industries Co., Ltd.                    3,412,101   5,197,275
    Siliconware Precision Industries Co., Ltd. Sponsored ADR        147,242   1,117,567
#   Silitech Technology Corp.                                       889,117     466,754
    Simplo Technology Co., Ltd.                                   1,655,800   4,950,469
#   Sinbon Electronics Co., Ltd.                                  1,490,849   3,272,552
    Sincere Navigation Corp.                                      2,635,370   1,766,122
#   Single Well Industrial Corp.                                    185,639     228,419
#   Sinher Technology, Inc.                                         194,000     334,526
    Sinmag Equipment Corp.                                          290,130   1,317,119
#   Sino-American Electronic Co., Ltd.                              180,100     429,417
#   Sino-American Silicon Products, Inc.                          4,783,000   6,098,011
#   Sinon Corp.                                                   2,542,740   1,254,554
    SinoPac Financial Holdings Co., Ltd.                         35,964,974  10,610,766
#   Sinphar Pharmaceutical Co., Ltd.                                805,507     617,040
#   Sinyi Realty, Inc.                                            1,251,933   1,291,548
#   Sirtec International Co., Ltd.                                  969,000   1,378,224
    Sitronix Technology Corp.                                       985,774   2,972,059
#   Siward Crystal Technology Co., Ltd.                           1,264,705     783,783
    Soft-World International Corp.                                  683,000   1,386,168
*   Solar Applied Materials Technology Co.                        2,458,084   1,367,434
*   Solartech Energy Corp.                                        2,987,062   1,435,248
#   Solteam Electronics Co., Ltd.                                   116,169     144,376
#   Sonix Technology Co., Ltd.                                      825,000     846,219
    Southeast Cement Co., Ltd.                                    1,181,000     600,751
    Speed Tech Corp.                                                121,000     108,936
    Spirox Corp.                                                    483,540     265,111
#   Sporton International, Inc.                                     407,297   2,272,395
#   St Shine Optical Co., Ltd.                                      311,000   5,876,102
#   Standard Chemical & Pharmaceutical Co., Ltd.                    644,040     667,138
    Standard Foods Corp.                                          1,757,745   4,320,197
    Stark Technology, Inc.                                          772,400     693,179
*   Sunko INK Co., Ltd.                                             168,000      80,520
    Sunny Friend Environmental Technology Co., Ltd.                 335,000   1,282,395
#   Sunonwealth Electric Machine Industry Co., Ltd.               1,737,001   1,678,799
#   Sunplus Technology Co., Ltd.                                  3,689,153   1,335,153
    Sunrex Technology Corp.                                       1,614,894     940,697
#   Sunspring Metal Corp.                                           899,000   1,250,373
#   Supreme Electronics Co., Ltd.                                 2,416,857   2,033,690
#   Swancor Holding Co., Ltd.                                       547,061   1,273,531
#   Sweeten Real Estate Development Co., Ltd.                       859,827     384,439

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
                                                                   SHARES     VALUE++
                                                                 ---------- -----------
TAIWAN -- (Continued)
    Syncmold Enterprise Corp.                                     1,138,000 $ 2,295,304
    Synmosa Biopharma Corp.                                          94,417      90,908
    Synnex Technology International Corp.                         6,404,732   6,683,954
#   Sysage Technology Co., Ltd.                                     509,234     440,856
#*  Sysgration                                                      377,000     126,066
    Systex Corp.                                                    433,293     838,844
    T-Mac Techvest PCB Co., Ltd.                                    568,000     237,899
    T3EX Global Holdings Corp.                                       83,000      54,421
    TA Chen Stainless Pipe                                        5,003,327   2,903,959
#   Ta Chong Securities Co., Ltd.                                 1,553,000     468,200
*   Ta Ya Electric Wire & Cable                                   3,107,520     566,457
#   Ta Yih Industrial Co., Ltd.                                     162,000     416,938
    TA-I Technology Co., Ltd.                                       828,446     706,962
#   Tah Hsin Industrial Corp.                                       456,300     375,354
    TAI Roun Products Co., Ltd.                                     263,000      89,808
#*  Tai Tung Communication Co., Ltd.                                389,353     245,628
#   Tai-Saw Technology Co., Ltd.                                    120,960      93,432
    Taichung Commercial Bank Co., Ltd.                           16,190,219   4,760,697
#   TaiDoc Technology Corp.                                         396,698   1,362,950
#   Taiflex Scientific Co., Ltd.                                  1,398,460   1,659,586
#*  TaiMed Biologics, Inc.                                          262,000   1,344,180
#   Taimide Tech, Inc.                                              478,800     494,479
#   Tainan Enterprises Co., Ltd.                                    853,289     801,579
#   Tainan Spinning Co., Ltd.                                     7,853,791   3,435,554
#   Tainergy Tech Co., Ltd.                                       2,070,000     961,993
    Taishin Financial Holding Co., Ltd.                          40,733,954  15,381,954
#*  Taisun Enterprise Co., Ltd.                                   1,926,578     924,255
#*  Taita Chemical Co., Ltd.                                      1,381,609     519,092
#   Taiwan Acceptance Corp.                                         941,000   2,466,289
    Taiwan Business Bank                                         20,859,312   5,449,593
    Taiwan Cement Corp.                                          16,240,350  18,417,463
#   Taiwan Chinsan Electronic Industrial Co., Ltd.                  549,000   1,019,976
#   Taiwan Cogeneration Corp.                                     2,610,657   1,878,035
    Taiwan Cooperative Financial Holding Co., Ltd.               30,899,486  14,120,095
#   Taiwan FamilyMart Co., Ltd.                                     174,000   1,155,396
#   Taiwan Fertilizer Co., Ltd.                                   4,231,000   5,504,027
    Taiwan Fire & Marine Insurance Co., Ltd.                      1,176,880     712,093
*   Taiwan Flourescent Lamp Co., Ltd.                               119,000          --
#   Taiwan FU Hsing Industrial Co., Ltd.                          1,165,000   1,594,088
#*  Taiwan Glass Industry Corp.                                   6,024,904   2,542,159
    Taiwan Hon Chuan Enterprise Co., Ltd.                         2,356,545   4,024,977
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd.                1,287,000     751,832
*   Taiwan Kolin Co., Ltd.                                          508,000          --
#   Taiwan Land Development Corp.                                 7,947,009   2,561,939
    Taiwan Line Tek Electronic                                      567,071     382,863
#   Taiwan Mask Corp.                                             1,011,050     296,172
    Taiwan Mobile Co., Ltd.                                       3,872,900  12,936,026
    Taiwan Navigation Co., Ltd.                                   1,244,720     504,094
#   Taiwan Paiho, Ltd.                                            2,126,152   6,511,722
#   Taiwan PCB Techvest Co., Ltd.                                 2,202,816   2,106,251
#*  Taiwan Prosperity Chemical Corp.                              1,189,000     858,244
#*  Taiwan Pulp & Paper Corp.                                     2,314,260   1,043,872
#   Taiwan Sakura Corp.                                           1,280,243   1,234,958

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
                                                                   SHARES     VALUE++
                                                                 ---------- ------------
TAIWAN -- (Continued)
    Taiwan Sanyo Electric Co., Ltd.                                 424,650 $    334,619
#   Taiwan Secom Co., Ltd.                                        1,165,405    3,238,343
#   Taiwan Semiconductor Co., Ltd.                                2,141,000    2,483,032
    Taiwan Semiconductor Manufacturing Co., Ltd.                 41,147,652  245,193,119
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR    6,183,148  191,121,105
    Taiwan Shin Kong Security Co., Ltd.                           1,229,561    1,558,897
    Taiwan Styrene Monomer                                        4,714,404    3,118,558
    Taiwan Surface Mounting Technology Corp.                      2,174,674    1,811,614
#   Taiwan TEA Corp.                                              5,900,896    2,872,331
#   Taiwan Union Technology Corp.                                 2,259,000    3,083,483
    Taiyen Biotech Co., Ltd.                                      1,160,910    1,105,276
#*  Tatung Co., Ltd.                                             17,988,588    9,653,245
#   TCI Co., Ltd.                                                   219,000    1,082,835
    Te Chang Construction Co., Ltd.                                 427,682      319,494
    Teco Electric and Machinery Co., Ltd.                        10,530,000    9,518,035
    Tehmag Foods Corp.                                               12,000       78,086
#   Ten Ren Tea Co., Ltd.                                           180,170      211,456
#   Test Research, Inc.                                           1,332,370    1,610,320
    Test Rite International Co., Ltd.                             2,170,166    1,386,012
#*  Tex-Ray Industrial Co., Ltd.                                    841,000      288,163
#   Thinking Electronic Industrial Co., Ltd.                        618,058    1,336,659
#   Thye Ming Industrial Co., Ltd.                                  939,992    1,083,114
#   Ton Yi Industrial Corp.                                       4,489,300    2,120,827
#   Tong Hsing Electronic Industries, Ltd.                        1,141,534    4,336,741
    Tong Yang Industry Co., Ltd.                                  3,261,341    6,020,311
#   Tong-Tai Machine & Tool Co., Ltd.                             1,621,804    1,116,054
#   TOPBI International Holdings, Ltd.                              383,336    1,316,195
#   Topco Scientific Co., Ltd.                                      981,166    2,754,178
#   Topco Technologies Corp.                                        196,000      384,422
    Topkey Corp.                                                      4,000       13,428
#   Topoint Technology Co., Ltd.                                  1,372,771      879,034
#   Toung Loong Textile Manufacturing                               663,000    1,679,975
#*  TPK Holding Co., Ltd.                                         2,747,000    5,129,616
#   Trade-Van Information Services Co.                              334,000      283,362
#   Transcend Information, Inc.                                     674,870    1,842,996
#   Tripod Technology Corp.                                       2,702,660    6,588,190
#   TrueLight Corp.                                                 670,600    1,157,060
#   Tsang Yow Industrial Co., Ltd.                                  404,000      420,731
    Tsann Kuen Enterprise Co., Ltd.                                 637,441      579,688
#   TSC Auto ID Technology Co., Ltd.                                182,700    1,463,911
    TSRC Corp.                                                    3,674,154    4,252,256
#   Ttet Union Corp.                                                253,000      686,525
    TTFB Co., Ltd.                                                   65,000      460,379
#   TTY Biopharm Co., Ltd.                                        1,150,991    3,760,172
    Tung Ho Steel Enterprise Corp.                                6,537,645    4,441,167
#   Tung Thih Electronic Co., Ltd.                                  429,848    4,060,834
#   TURVO International Co., Ltd.                                   453,464    1,349,247
    TXC Corp.                                                     2,239,762    3,042,271
    TYC Brother Industrial Co., Ltd.                              1,730,333    1,977,921
*   Tycoons Group Enterprise                                      2,870,121      473,935
#   Tyntek Corp.                                                  2,142,413      832,590
    U-Ming Marine Transport Corp.                                 2,761,200    2,403,876
    UDE Corp.                                                        59,000       72,972

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CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
TAIWAN -- (Continued)
#   Ultra Chip, Inc.                                                170,000 $   210,816
#   Uni-President Enterprises Corp.                              19,808,734  33,980,846
    Unimicron Technology Corp.                                   11,714,563   4,614,253
#   Union Bank Of Taiwan                                          5,284,621   1,519,217
#   Union Insurance Co., Ltd.                                       589,895     278,347
#   Unitech Computer Co., Ltd.                                      778,365     430,621
#   Unitech Printed Circuit Board Corp.                           4,186,921   1,257,024
#   United Integrated Services Co., Ltd.                          1,715,800   2,814,029
#   United Microelectronics Corp.                                90,512,441  32,867,760
#   United Orthopedic Corp.                                         387,159     759,634
#*  United Radiant Technology                                       569,000     490,350
#   Unity Opto Technology Co., Ltd.                               2,602,276   1,092,220
#   Universal Cement Corp.                                        2,928,204   2,299,760
    Universal Microwave Technology, Inc.                            200,000     470,112
*   Unizyx Holding Corp.                                          2,989,496   1,392,557
    UPC Technology Corp.                                          5,799,471   2,488,241
*   Userjoy Technology Co., Ltd.                                     52,000     141,924
    USI Corp.                                                     6,731,557   3,430,484
#   Usun Technology Co., Ltd.                                       337,000     569,001
    Utechzone Co., Ltd.                                              23,000      32,221
#   Vanguard International Semiconductor Corp.                    5,169,000   9,341,566
    Ve Wong Corp.                                                   692,524     509,656
*   Via Technologies, Inc.                                          109,000      38,962
#   Victory New Materials, Ltd. Co.                                 258,000     459,310
    Viking Tech Corp.                                               463,464     301,719
#   Visual Photonics Epitaxy Co., Ltd.                            1,492,224   2,340,932
    Vivotek, Inc.                                                   584,731   1,521,174
#   Voltronic Power Technology Corp.                                144,350   1,954,046
#*  Wafer Works Corp.                                             3,625,889   1,647,185
*   Waffer Technology Co., Ltd.                                     154,000      97,546
#   Wah Hong Industrial Corp.                                       364,280     215,738
    Wah Lee Industrial Corp.                                      1,101,000   1,626,916
#   Walsin Lihwa Corp.                                           26,020,307  10,118,228
#   Walsin Technology Corp.                                       3,167,388   3,921,103
    Walton Advanced Engineering, Inc.                             2,037,662     796,167
    Wan Hai Lines, Ltd.                                           5,486,026   3,048,937
#   WAN HWA Enterprise Co.                                          516,778     224,916
#   Waterland Financial Holdings Co., Ltd.                        8,817,266   2,341,564
#*  Wei Chuan Foods Corp.                                         2,162,000   1,267,727
*   Wei Mon Industry Co., Ltd.                                    2,514,674      13,542
#   Weikeng Industrial Co., Ltd.                                  1,293,085     709,730
    Well Shin Technology Co., Ltd.                                  636,443   1,034,379
*   Wha Yu Industrial Co., Ltd.                                      59,000      31,811
#   Win Semiconductors Corp.                                      2,727,248   8,205,131
    Winbond Electronics Corp.                                    24,189,000   9,930,028
    WinMate Communication, Inc.                                       1,000       1,733
#   Winstek Semiconductor Co., Ltd.                                  63,000      49,180
*   Wintek Corp.                                                  6,349,135      69,495
#   Wisdom Marine Lines Co., Ltd.                                 2,503,523   2,460,168
#   Wisechip Semiconductor, Inc.                                     15,000      57,592
    Wistron Corp.                                                14,869,051  12,696,495
#   Wistron NeWeb Corp.                                           1,979,575   5,666,567
#   Wowprime Corp.                                                  397,000   1,775,297

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CONTINUED


                                                                   SHARES      VALUE++
                                                                 ---------- --------------
TAIWAN -- (Continued)
    WPG Holdings, Ltd.                                            7,854,041 $    9,400,494
    WT Microelectronics Co., Ltd.                                 3,290,868      4,565,438
#   WUS Printed Circuit Co., Ltd.                                 2,962,000      1,693,467
#   X-Legend Entertainment Co., Ltd.                                 17,011         39,013
#   XAC Automation Corp.                                            881,000      1,702,660
#   XinTec, Inc.                                                    434,000        507,519
#   XPEC Entertainment, Inc.                                        263,798        111,087
#   Xxentria Technology Materials Corp.                             803,736      1,949,865
    Yageo Corp.                                                   2,694,030      6,540,098
*   Yang Ming Marine Transport Corp.                             12,940,157      2,310,860
#   YC Co., Ltd.                                                  2,525,703      1,030,298
#   YC INOX Co., Ltd.                                             2,550,560      2,293,673
#   YCC Parts Manufacturing Co., Ltd.                                51,000         63,701
#   Yea Shin International Development Co., Ltd.                  1,157,704        477,683
#   Yeong Guan Energy Technology Group Co., Ltd.                    456,774      1,521,268
#   YFC-Boneagle Electric Co., Ltd.                                 317,000        614,963
#   YFY, Inc.                                                     9,781,997      3,402,405
#   Yi Jinn Industrial Co., Ltd.                                  2,246,440        746,762
#*  Yieh Phui Enterprise Co., Ltd.                                8,100,373      3,222,337
#   Yonyu Plastics Co., Ltd.                                        608,050        644,809
#*  Young Fast Optoelectronics Co., Ltd.                            880,137        349,682
#   Young Optics, Inc.                                              441,214        393,575
#   Youngtek Electronics Corp.                                      828,569      1,193,321
    Yuanta Financial Holding Co., Ltd.                           41,441,301     16,455,039
    Yulon Motor Co., Ltd.                                         5,030,715      4,428,795
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.                362,350        934,117
#   Yungshin Construction & Development Co., Ltd.                   427,200        334,667
    YungShin Global Holding Corp.                                   834,400      1,211,030
    Yungtay Engineering Co., Ltd.                                 2,599,000      3,724,244
#   Zeng Hsing Industrial Co., Ltd.                                 446,974      2,296,614
    Zenitron Corp.                                                1,324,000        745,808
#   Zhen Ding Technology Holding, Ltd.                            2,596,150      5,452,695
    Zig Sheng Industrial Co., Ltd.                                3,702,638      1,220,094
#   Zinwell Corp.                                                 2,431,979      2,453,884
#   Zippy Technology Corp.                                          770,028        881,182
#   ZongTai Real Estate Development Co., Ltd.                     1,219,250        688,552
                                                                            --------------
TOTAL TAIWAN                                                                 2,900,592,940
                                                                            --------------
THAILAND -- (3.3%)
    AAPICO Hitech PCL                                               751,080        328,504
    Advanced Info Service PCL                                     3,094,009     14,059,683
    Advanced Information Technology PCL Class F                     222,000        167,083
    AEON Thana Sinsap Thailand PCL                                   11,200         31,809
    Airports of Thailand PCL                                      1,563,100     18,378,966
    AJ Plast PCL                                                  1,550,300        603,212
    Amata Corp. PCL                                               6,168,500      2,662,914
    Ananda Development PCL                                       13,176,700      1,908,582
    AP Thailand PCL                                              18,831,136      3,957,694
    Asia Aviation PCL                                            17,200,100      2,979,853
    Asia Plus Group Holdings PCL(B081Z10)                           799,600         84,933
    Asia Plus Group Holdings PCL(BZ22310)                         9,080,700        964,550
    Asia Sermkij Leasing PCL                                        711,100        472,586
    Asian Insulators PCL                                          9,576,560         72,919

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
THAILAND -- (Continued)
    Asian Phytoceuticals PCL                                        172,615 $     7,942
    Bangchak Petroleum PCL (The)                                  6,328,100   6,335,289
    Bangkok Airways PCL                                           2,759,500   1,724,198
    Bangkok Aviation Fuel Services PCL                            1,770,442   1,847,877
    Bangkok Bank PCL                                                961,900   4,958,388
    Bangkok Chain Hospital PCL                                   10,656,850   4,479,448
    Bangkok Dusit Medical Services PCL Class F                   13,675,100   8,622,187
    Bangkok Expressway & Metro PCL                               25,165,955   5,038,909
    Bangkok Insurance PCL                                            18,440     182,777
    Bangkok Land PCL(6712893)                                       302,700      16,334
    Bangkok Land PCL(6712912)                                    95,826,304   5,170,974
    Bangkok Life Assurance PCL                                    2,689,940   3,724,356
    Bangkok Ranch PCL                                             1,383,100     261,222
    Banpu PCL                                                    12,334,110   6,795,846
    Beauty Community PCL                                         17,239,800   5,434,870
    BEC World PCL                                                 5,704,500   2,916,245
    Berli Jucker PCL                                              5,585,550   7,931,767
    Better World Green PCL                                        6,574,200     395,834
    Big Camera Corp. PCL                                          9,293,200   1,425,256
    BJC Heavy Industries PCL Class F                              1,449,800     212,055
    BTS Group Holdings PCL                                        5,916,500   1,403,089
    Bumrungrad Hospital PCL                                       1,303,600   6,627,220
    Buriram Sugar PCL                                               367,900     159,866
    Cal-Comp Electronics Thailand PCL Class F                    16,210,528   1,298,316
    Carabao Group PCL Class F                                       615,600   1,315,646
    Central Pattana PCL                                           5,485,900   8,880,895
    Central Plaza Hotel PCL                                       4,894,300   5,177,866
    CH Karnchang PCL                                              2,872,467   2,345,454
    Charoen Pokphand Foods PCL                                   15,996,200  12,947,790
    Charoong Thai Wire & Cable PCL Class F                        1,034,400     334,909
    Christiani & Nielsen Thai Class F                             2,094,400     254,588
    Chularat Hospital PCL Class F                                36,196,700   2,981,268
    CK Power PCL                                                 23,443,810   2,237,183
    COL PCL                                                          23,200      20,755
*   Country Group Development PCL                                 8,169,300     255,218
    Country Group Holdings PCL Class F                            6,503,911     295,548
    CP ALL PCL                                                    9,774,500  16,795,151
*   Crown Tech Advance PCL                                        4,080,600     208,608
    CS Loxinfo PCL                                                1,599,300     279,344
    Delta Electronics Thailand PCL                                2,115,700   5,152,550
*   Demco PCL                                                     1,242,600     280,564
    Dhipaya Insurance PCL                                           687,900   1,084,307
    Diamond Building Products PCL                                   567,900     100,806
    Dynasty Ceramic PCL                                          17,210,360   2,199,563
    E for L Aim PCL                                              12,761,600      97,859
    Eastern Polymer Group PCL Class F                             4,150,400   1,567,746
    Eastern Printing PCL                                             55,500      10,797
    Eastern Water Resources Development and Management PCL
      Class F                                                     3,977,200   1,310,296
    Electricity Generating PCL(6304643)                             836,000   4,796,137
    Electricity Generating PCL(6368553)                             161,000     923,658
    Energy Absolute PCL                                           4,254,200   3,443,473
    Energy Earth PCL                                              1,557,500     200,825
    Erawan Group PCL (The)                                       12,937,800   1,631,464

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
THAILAND -- (Continued)
*   Esso Thailand PCL                                            10,942,800 $ 3,574,047
    Forth Corp. PCL                                                 552,400     123,157
    Forth Smart Service PCL                                         980,400     520,690
    Fortune Parts Industry PCL                                      255,000      34,328
*   G J Steel PCL                                                 6,467,310      62,451
*   G Steel PCL                                                   3,346,840      32,318
    GFPT PCL                                                      6,594,422   2,771,867
    Global Power Synergy Co., Ltd. Class F                          880,800     894,308
    Glow Energy PCL                                               2,120,100   4,696,615
*   GMM Grammy PCL                                                  258,000      76,206
    Golden Land Property Development PCL(6368586)                   816,400     176,218
    Golden Land Property Development PCL(BYNQKS0)                 4,766,500   1,028,838
    Grand Canal Land PCL                                          5,057,700     364,855
*   Grande Asset Hotels & Property PCL                            3,326,615      80,307
    Group Lease PCL                                                 888,400   1,494,965
    Hana Microelectronics PCL                                     2,462,657   2,972,534
    Home Product Center PCL                                      32,325,715   9,134,929
    ICC International PCL                                            51,000      53,593
    Ichitan Group PCL                                             2,244,300     713,893
    Indorama Ventures PCL                                        11,834,000  11,763,420
    Inter Far East Energy Corp. Class F                           4,117,300     362,500
    Interlink Communication PCL                                     275,000     154,644
    Intouch Holdings PCL                                          2,378,800   3,614,479
    IRPC PCL                                                     48,001,490   7,089,115
*   Italian-Thai Development PCL                                 16,367,519   2,324,271
*   ITV PCL                                                         183,700          --
    Jasmine International PCL                                    12,131,800   3,032,089
    Jaymart PCL                                                   2,541,810   1,003,441
    JSP Property PCL                                              1,090,100      37,152
    Jubilee Enterprise PCL                                          102,600      56,822
    Kang Yong Electric PCL                                            4,900      60,398
    Karmarts PCL                                                  1,470,500     522,046
    Kasikornbank PCL(6888794)                                     1,466,600   7,851,579
    Kasikornbank PCL(6364766)                                     3,095,500  16,572,046
    KCE Electronics PCL                                           1,869,482   5,787,377
    KGI Securities Thailand PCL                                   9,618,400   1,120,007
    Khon Kaen Sugar Industry PCL                                 11,976,448   2,295,968
    Kiatnakin Bank PCL                                            4,593,107   7,435,589
    Krung Thai Bank PCL                                          15,969,575   8,617,493
    Krungthai Card PCL                                            1,173,000   4,680,673
    L.P.N Development PCL                                           301,300     102,687
    Laguna Resorts & Hotels PCL                                      10,800       8,435
    Lam Soon Thailand PCL                                           781,600     175,366
    Land & Houses PCL(6581930)                                    3,326,700     925,921
    Land & Houses PCL(6581941)                                   11,231,180   3,094,077
    Lanna Resources PCL                                           1,517,050     590,275
    LH Financial Group PCL                                       38,925,027   1,956,754
    Loxley PCL                                                   11,387,335   1,248,370
    LPN Development PCL                                           8,219,700   2,801,375
    Major Cineplex Group PCL                                      4,484,200   4,107,227
    Malee Group PCL                                                 435,400   1,267,495
    Maybank Kim Eng Securities Thailand PCL                         272,400     177,164
    MBK PCL                                                       3,851,900   1,608,149

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
THAILAND -- (Continued)
    MC Group PCL                                                    496,500 $   234,078
    MCOT PCL                                                      1,684,600     727,234
    MCS Steel PCL                                                 1,476,500     708,686
    Mega Lifesciences PCL                                         1,143,300     917,303
    Millcon Steel PCL                                             1,553,800      66,194
    Minor International PCL                                       6,312,457   6,229,988
    MK Real Estate Development PCL                                2,044,900     235,794
    MK Restaurants Group PCL                                        600,700     963,918
    Modernform Group PCL                                            724,300     122,397
*   Mono Technology PCL                                           1,650,200     182,783
    Muang Thai Insurance PCL                                         19,800      77,041
    Muangthai Leasing PCL Class F                                 1,141,100     915,538
    Muramoto Electron Thailand PCL                                    7,400      54,223
    Namyong Terminal PCL                                            380,200     155,492
    Nation Multimedia Group PCL                                  11,246,400     354,544
*   Noble Development PCL                                            97,500      52,059
*   Nok Airlines PCL                                                244,800      50,754
    Padaeng Industry PCL                                            192,800     122,656
    Platinum Group PCL (The) Class F                                496,000      98,608
*   Polyplex Thailand PCL                                         2,948,187   1,523,914
*   Precious Shipping PCL                                         6,686,100   1,879,932
    Premier Marketing PCL                                         1,231,600     332,298
    President Bakery PCL                                              1,800       3,259
    Property Perfect PCL                                         34,790,700     889,282
    Pruksa Holding PCL                                            7,775,400   5,145,323
    PTG Energy PCL                                                7,386,200   5,873,718
    PTT Exploration & Production PCL                              9,182,869  25,558,681
    PTT Global Chemical PCL                                       5,605,111  10,824,980
    PTT PCL                                                       5,479,380  62,870,478
    Quality Houses PCL                                           42,522,104   3,188,252
    Raimon Land PCL                                              20,329,300     802,548
    Ratchaburi Electricity Generating Holding PCL(6294249)        1,684,501   2,439,919
    Ratchaburi Electricity Generating Holding PCL(6362771)          731,100   1,058,963
    Ratchthani Leasing PCL                                        9,277,300   1,409,644
    Regional Container Lines PCL                                  3,962,900     782,225
    Robinson Department Store PCL                                 1,630,900   2,686,515
    Rojana Industrial Park PCL                                    5,367,012     728,609
    RS PCL                                                        5,971,200   1,594,129
    S 11 Group PCL                                                  177,000      43,735
    Saha-Union PCL                                                  630,900     734,646
*   Sahaviriya Steel Industries PCL                              72,645,680     103,161
    Samart Corp. PCL                                              5,856,200   2,744,314
*   Samart I-Mobile PCL                                          14,498,900     494,140
    Samart Telcoms PCL                                            2,692,600     978,849
    Sansiri PCL                                                  90,114,885   4,785,994
    SC Asset Corp PCL                                            22,250,016   2,401,308
    Siam Cement PCL (The)(6609906)                                  193,700   2,783,647
    Siam Cement PCL (The)(6609928)                                  772,300  11,098,659
    Siam City Cement PCL(6806387)                                   449,100   3,584,127
    Siam City Cement PCL(6363194)                                    19,700     157,220
    Siam Commercial Bank PCL (The)                                3,194,869  13,746,738
    Siam Future Development PCL                                   7,986,925   1,429,072
    Siam Global House PCL                                         6,152,355   3,232,564

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES    VALUE++
                                                                 ---------- ----------
THAILAND -- (Continued)
    Siam Wellness Group PCL                                          81,700 $   31,093
    Siamgas & Petrochemicals PCL                                  5,038,600  1,846,008
*   Singha Estate PCL                                             6,023,571    797,212
    Sino-Thai Engineering & Construction PCL                      4,756,871  3,323,460
    SNC Former PCL                                                  954,900    425,786
    Somboon Advance Technology PCL                                2,390,725  1,025,275
    SPCG PCL                                                      3,896,800  2,346,270
    Sri Ayudhya Capital PCL                                         230,700    219,496
    Sri Trang Agro-Industry PCL                                   5,541,800  3,903,341
    Sriracha Construction PCL                                     1,024,200    689,393
    Srithai Superware PCL                                        11,125,500    663,549
*   Stars Microelectronics Thailand PCL                           2,240,900    505,969
    STP & I PCL                                                   7,607,733  2,160,674
    Sub Sri Thai PCL                                                 82,200     33,384
    Supalai PCL                                                  10,456,700  7,186,940
*   Superblock PCL                                               13,560,400    558,437
    Susco PCL                                                     2,397,300    288,684
    SVI PCL                                                       9,484,228  1,494,958
    Symphony Communication PCL                                      262,058     65,124
    Synnex Thailand PCL                                             626,400    177,015
    Syntec Construction PCL                                       5,159,200    864,507
*   Tata Steel Thailand PCL                                      21,604,700    638,139
    Thai Agro Energy PCL Class F                                    279,230     26,805
*   Thai Airways International PCL                                9,318,137  5,689,859
    Thai Central Chemical PCL                                       233,100    241,640
    Thai Metal Trade PCL                                            649,300    313,493
    Thai Nakarin Hospital PCL                                        43,300     45,809
    Thai Oil PCL                                                  2,901,500  5,912,599
    Thai Rayon PCL                                                   20,400     25,058
    Thai Reinsurance PCL                                            998,700     58,430
    Thai Rung Union Car PCL                                         477,200     56,380
    Thai Solar Energy PCL                                           477,300     77,268
    Thai Stanley Electric PCL                                         5,600     28,787
    Thai Stanley Electric PCL Class F                               150,500    773,658
    Thai Union Group PCL Class F                                 11,728,160  6,928,308
    Thai Vegetable Oil PCL                                        3,533,625  4,114,701
    Thai Wah PCL                                                  1,261,000    347,393
    Thai-German Ceramic Industry PCL                              4,086,200    315,662
    Thaicom PCL                                                   3,751,000  2,354,362
    Thaire Life Assurance PCL Class F                             1,495,400    414,091
    Thanachart Capital PCL                                        6,230,600  8,405,382
    Thitikorn PCL                                                   983,200    332,294
    Thoresen Thai Agencies PCL                                    7,401,900  2,060,171
    TICON Industrial Connection PCL Class F                       3,472,724  1,637,240
    Tipco Asphalt PCL                                             3,055,100  2,004,340
    TIPCO Foods PCL                                               1,740,100    711,657
    Tisco Financial Group PCL(B3KFW10)                              460,090    797,089
    Tisco Financial Group PCL(B3KFW76)                            3,011,000  5,216,444
    TMB Bank PCL                                                 74,132,413  4,926,721
    Total Access Communication PCL(B1YWK08)                       6,418,200  7,154,625
    Total Access Communication PCL(B231MK7)                       1,794,900  2,000,847
    TPI Polene PCL                                               91,328,710  6,173,312
    TRC Construction PCL                                          9,526,400    438,306

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
THAILAND -- (Continued)
    True Corp. PCL                                               76,070,248 $ 14,151,097
    TTCL PCL(B5ML0D8)                                                22,904       13,010
    TTCL PCL(BWY4Y10)                                             1,386,968      787,826
    TTW PCL                                                       9,781,300    2,972,448
*   U City PCL                                                   43,907,800       37,411
    Union Mosaic Industry PCL (The) Class F                       1,020,550      103,765
    Unique Engineering & Construction PCL                         5,056,305    2,785,922
    Univanich Palm Oil PCL                                          604,500      144,215
    Univentures PCL                                               5,498,300    1,436,648
    Vanachai Group PCL                                            6,656,540    2,854,693
    VGI Global Media PCL                                         11,191,100    1,684,545
    Vibhavadi Medical Center PCL                                 41,702,000    3,790,014
    Vinythai PCL                                                  2,449,700    1,231,460
*   WHA Corp. PCL                                                19,672,100    1,787,865
    Workpoint Entertainment PCL                                   1,279,880    1,881,107
                                                                            ------------
TOTAL THAILAND                                                               656,693,948
                                                                            ------------
TURKEY -- (1.4%)
    Adana Cimento Sanayii TAS Class A                               445,035      826,981
#   Adel Kalemcilik Ticaret ve Sanayi A.S.                           66,122      288,722
#*  Afyon Cimento Sanayi TAS                                        902,611    2,174,145
    Akbank TAS                                                    5,544,042   12,357,641
    Akcansa Cimento A.S.                                            392,991    1,477,261
#*  Akenerji Elektrik Uretim A.S.                                 3,770,374      860,004
    Aksa Akrilik Kimya Sanayii A.S.                                 970,848    2,705,807
#*  Aksa Enerji Uretim A.S.                                       1,184,828      939,030
#*  Aksigorta A.S.                                                  691,808      481,707
#   Alarko Holding A.S.                                             969,013    1,184,767
    Albaraka Turk Katilim Bankasi A.S.                            3,229,679    1,044,155
    Alkim Alkali Kimya A.S.                                          62,513      348,456
*   Anadolu Anonim Turk Sigorta Sirketi                           1,661,495      978,442
#*  Anadolu Cam Sanayii A.S.                                      1,381,903    1,135,205
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.                     882,911    4,956,827
#   Anadolu Hayat Emeklilik AS                                      607,127      869,322
    Arcelik AS                                                    1,686,939   10,232,073
    Aselsan Elektronik Sanayi Ve Ticaret A.S.                       946,369    3,425,444
    AvivaSA Emeklilik ve Hayat A.S. Class A                           7,570       44,060
    Aygaz A.S.                                                      464,424    1,570,400
#*  Bagfas Bandirma Gubre Fabrikalari A.S.                          234,401      671,681
    Baticim Bati Anadolu Cimento Sanayii A.S.                       211,763      398,149
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.            1,083,806    1,347,982
    BIM Birlesik Magazalar AS                                       753,096   10,750,042
#   Bizim Toptan Satis Magazalari A.S.                              193,845      609,064
#   Bolu Cimento Sanayii A.S.                                       794,381    1,357,101
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                  534,690    1,329,079
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.                     80,744    1,471,933
#   Brisa Bridgestone Sabanci Sanayi ve Ticaret AS                  573,423    1,010,322
#   Bursa Cimento Fabrikasi AS                                      227,301      388,846
#   Celebi Hava Servisi AS                                          102,022      664,995
    Cimsa Cimento Sanayi VE Ticaret A.S.                            622,475    2,930,789
    Coca-Cola Icecek AS                                             407,720    4,179,507
#*  Deva Holding A.S.                                               216,864      216,917
#*  Dogan Sirketler Grubu Holding A.S.                            8,159,506    1,815,311

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
TURKEY -- (Continued)
#   Dogus Otomotiv Servis ve Ticaret A.S.                          719,228 $1,700,732
#   Eczacibasi Yatirim Holding Ortakligi A.S.                      420,476  1,021,573
#   EGE Endustri VE Ticaret A.S.                                    24,008  1,723,410
*   EGE Seramik Sanayi ve Ticaret A.S.                             694,943    648,969
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi
      ve Ticaret A.S.                                            2,592,458  2,233,934
    Enka Insaat ve Sanayi AS                                     1,177,915  1,793,179
    Eregli Demir ve Celik Fabrikalari TAS                        6,049,526  9,321,747
#*  Fenerbahce Futbol AS                                           102,382  1,019,499
    Ford Otomotiv Sanayi AS                                        408,030  3,776,312
#*  Galatasaray Sportif Sinai ve Ticari Yatirimlar AS               38,390    327,958
#   Global Yatirim Holding A.S.                                  2,074,448  1,017,450
*   Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S.                61,429         --
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.            71,836  1,434,171
#   Goodyear Lastikleri TAS                                      1,485,993  1,506,346
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S.               1,117,444    584,647
#   GSD Holding A.S.                                             4,145,720    670,471
#   Gubre Fabrikalari TAS                                        1,298,883  1,673,576
#*  Ihlas Holding A.S.                                           7,412,199    703,599
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi
      ve Ticaret A.S.                                              166,942    375,171
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.          753,290    401,790
    Is Finansal Kiralama A.S.                                    1,254,328    378,731
    Is Yatirim Menkul Degerler A.S. Class A                        201,635     70,968
#*  Izmir Demir Celik Sanayi A.S.                                1,189,518    930,646
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A  1,554,225    613,557
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B    725,472    292,193
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D  8,001,229  2,632,041
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.                      3,809,559  1,252,321
#*  Kartonsan Karton Sanayi ve Ticaret AS                            4,506    314,119
#   KOC Holding A.S.                                             2,149,812  8,660,092
#   Konya Cimento Sanayii AS                                        10,060    731,019
*   Koza Altin Isletmeleri AS                                      425,974  2,002,657
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S.               1,501,782    815,509
#   Mardin Cimento Sanayii ve Ticaret AS                           454,687    570,320
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.                 2,312,918    624,589
#*  Migros Ticaret AS                                              339,459  1,660,630
#*  NET Holding A.S.                                             1,416,628  1,032,909
#*  Netas Telekomunikasyon AS                                      287,876    767,162
    Nuh Cimento Sanayi AS                                          228,729    679,938
#   Otokar Otomotiv Ve Savunma Sanayi A.S.                         142,302  5,079,644
#   Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.         722,150    398,307
#*  Pegasus Hava Tasimaciligi A.S.                                 170,424    715,904
#   Petkim Petrokimya Holding A.S.                               4,253,707  4,746,617
    Pinar Entegre Et ve Un Sanayi A.S.                              94,529    270,539
    Pinar SUT Mamulleri Sanayii A.S.                               116,896    529,409
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.            394,304    345,874
#*  Sekerbank TAS                                                4,184,073  1,320,714
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                    1,210,482  1,107,709
    Soda Sanayii A.S.                                            1,778,780  2,782,511
#   Tat Gida Sanayi A.S.                                           780,226  1,521,424
#   TAV Havalimanlari Holding AS                                 1,187,810  4,888,655
#   Tekfen Holding A.S.                                          1,539,759  3,075,202
*   Teknosa Ic Ve Dis Ticaret A.S.                                 102,667    103,744
    Tofas Turk Otomobil Fabrikasi AS                               784,296  5,415,960

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES       VALUE++
                                                                 ---------- ---------------
TURKEY -- (Continued)
    Trakya Cam Sanayii A.S.                                       3,995,178 $     3,277,498
#*  Tumosan Motor ve Traktor Sanayi A.S.                            374,799         792,670
    Tupras Turkiye Petrol Rafinerileri AS                           699,285      15,202,149
#   Turcas Petrol A.S.                                            1,236,155         508,098
#*  Turk Hava Yollari AO                                          8,416,492      12,358,665
#   Turk Telekomunikasyon AS                                      1,755,951       2,622,472
    Turk Traktor ve Ziraat Makineleri AS                            115,238       2,398,346
#*  Turkcell Iletisim Hizmetleri AS                               2,913,708       8,763,445
*   Turkcell Iletisim Hizmetleri AS ADR                             291,527       2,171,876
    Turkiye Garanti Bankasi AS                                    8,155,637      18,014,676
    Turkiye Halk Bankasi AS                                       3,044,558       9,073,385
    Turkiye Is Bankasi Class C                                    6,599,089      10,430,994
    Turkiye Sinai Kalkinma Bankasi A.S.                           9,871,369       3,768,628
    Turkiye Sise ve Cam Fabrikalari A.S.                          7,455,657       7,991,048
    Turkiye Vakiflar Bankasi TAO Class D                          5,850,145       7,626,411
    Ulker Biskuvi Sanayi A.S.                                       926,513       4,472,033
#*  Vestel Elektronik Sanayi ve Ticaret A.S.                      1,168,106       2,012,952
*   Yapi ve Kredi Bankasi A.S.                                    4,280,899       4,349,149
#*  Zorlu Enerji Elektrik Uretim AS                               2,245,191         690,738
                                                                            ---------------
TOTAL TURKEY                                                                    281,833,548
                                                                            ---------------
TOTAL COMMON STOCKS                                                          18,444,038,303
                                                                            ---------------
PREFERRED STOCKS -- (3.1%)
BRAZIL -- (3.0%)
    AES Tiete Energia SA                                              6,203           5,621
    Alpargatas SA                                                 1,331,965       4,392,350
    Banco ABC Brasil SA(B23DMP8)                                    892,451       4,685,589
*   Banco ABC Brasil SA(BD30TG6)                                     38,959         204,618
    Banco Bradesco SA                                             4,819,172      49,999,779
    Banco Bradesco SA ADR                                         4,017,375      41,499,482
    Banco do Estado do Rio Grande do Sul SA Class B               2,107,233      10,528,695
    Banco Pan SA                                                  1,370,328         695,831
    Banco Pine SA                                                   192,365         252,209
    Braskem SA Class A                                              421,175       4,351,017
*   Centrais Eletricas Brasileiras SA Class B                     1,209,663       9,483,877
    Centrais Eletricas Santa Catarina                                64,363         373,442
    Cia Brasileira de Distribuicao                                  873,400      16,059,438
    Cia de Gas de Sao Paulo - COMGAS Class A                        153,446       2,266,548
    Cia de Saneamento do Parana                                     109,300         489,419
    Cia de Transmissao de Energia Eletrica Paulista                 391,193       8,156,165
    Cia Energetica de Minas Gerais                                4,418,790      12,811,261
    Cia Energetica de Sao Paulo Class B                           1,293,442       7,140,076
    Cia Energetica do Ceara Class A                                  75,930       1,148,865
    Cia Ferro Ligas da Bahia - FERBASA                              380,782       1,047,544
    Cia Paranaense de Energia                                       572,041       5,837,953
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA        1,134,586       4,245,489
    Eucatex SA Industria e Comercio                                  87,459          84,611
    Gerdau SA                                                     2,662,971      10,319,654
    Itau Unibanco Holding SA                                     10,663,754     125,997,406
    Itau Unibanco Holding SA ADR                                  6,510,406      76,887,895
    Lojas Americanas SA                                           3,900,887      20,715,720
    Marcopolo SA                                                  4,051,832       3,702,012

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
BRAZIL -- (Continued)
*   Petroleo Brasileiro SA                                       9,607,981 $ 45,805,771
*   Petroleo Brasileiro SA Sponsored ADR                         4,286,831   40,767,763
*   Randon SA Implementos e Participacoes                        2,146,795    2,664,176
    Suzano Papel e Celulose SA Class A                           3,280,839   13,954,028
    Telefonica Brasil SA                                           894,497   13,246,591
    Unipar Carbocloro SA                                           153,900      342,046
*   Usinas Siderurgicas de Minas Gerais SA Class A               4,269,598    7,120,583
    Vale SA                                                      4,354,579   42,247,102
    Vale SA Sponsored ADR                                          961,488    9,316,819
                                                                           ------------
TOTAL BRAZIL                                                                598,847,445
                                                                           ------------
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B                                   119,406      253,170
    Embotelladora Andina SA                                        131,397      463,338
    Embotelladora Andina SA Class B                                733,760    2,645,640
                                                                           ------------
TOTAL CHILE                                                                   3,362,148
                                                                           ------------
COLOMBIA -- (0.1%)
    Avianca Holdings SA                                          1,408,983    1,486,183
    Banco Davivienda SA                                            608,317    6,543,347
    Bancolombia SA                                                 262,109    2,469,860
    Grupo Argos SA                                                  47,084      303,295
    Grupo Aval Acciones y Valores SA                             8,079,317    3,301,063
    Grupo de Inversiones Suramericana SA                           218,459    2,839,836
                                                                           ------------
TOTAL COLOMBIA                                                               16,943,584
                                                                           ------------
INDIA -- (0.0%)
*   UPL, Ltd., 5.000%                                              405,648       89,685
                                                                           ------------
TOTAL PREFERRED STOCKS                                                      619,242,862
                                                                           ------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Iochpe Maxion SA 2/09/17                                       310,867       39,462
*   Multiplan Empreendimentos Imobiliarios SA                       19,515       27,621
                                                                           ------------
TOTAL BRAZIL                                                                     67,083
                                                                           ------------
MALAYSIA -- (0.0%)
*   Pantech Group Holdings Bhd 12/21/21                            133,817        4,532
                                                                           ------------
POLAND -- (0.0%)
*   Hawe SA Rights 09/30/15                                      1,003,528           --
                                                                           ------------
SOUTH KOREA -- (0.0%)
*   Korean Air Lines Co., Ltd. Rights 03/07/17                      52,775      252,045

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                    SHARES       VALUE++
                                                                  ---------- ---------------
SOUTH KOREA -- (Continued)
*    Samsung Securities Co., Ltd. Rights 3/08/17                      37,734 $       198,070
                                                                             ---------------
TOTAL SOUTH KOREA                                                                    450,115
                                                                             ---------------
TAIWAN -- (0.0%)
*    Gintech Energy Corp. 2/15/17                                    474,631          52,239
                                                                             ---------------
THAILAND -- (0.0%)
*    TPI Polene PCL Rights 4/30/17                                   561,485              --
                                                                             ---------------
TURKEY -- (0.0%)
*    Zorlu Enerji Elektrik Uretim A.S. 2/13/17                     2,245,191         154,711
                                                                             ---------------
TOTAL RIGHTS/WARRANTS                                                                728,680
                                                                             ---------------
TOTAL INVESTMENT SECURITIES                                                   19,064,009,845
                                                                             ---------------

                                                                                 VALUE+
                                                                             ---------------
SECURITIES LENDING COLLATERAL -- (4.5%)
(S)@ DFA Short Term Investment Fund                               77,157,739     892,869,353
                                                                             ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $18,947,711,699)^^                       $19,956,879,198
                                                                             ===============

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ------------------------------------------------------
                                                                LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                                             -------------- --------------- ------- ---------------
Common Stocks
   Brazil                                                    $  254,048,499 $ 1,003,669,419   --    $ 1,257,717,918
   Chile                                                         88,970,131     178,860,856   --        267,830,987
   China                                                        449,490,630   2,601,262,648   --      3,050,753,278
   Colombia                                                      68,158,966              --   --         68,158,966
   Czech Republic                                                        --      29,073,786   --         29,073,786
   Egypt                                                            784,270      14,920,422   --         15,704,692
   Greece                                                                --      49,165,170   --         49,165,170
   Hong Kong                                                             --       2,034,815   --          2,034,815
   Hungary                                                          319,246      69,557,536   --         69,876,782
   India                                                        107,451,027      2307156287   --         2414607314
   Indonesia                                                     27,112,452     574,843,245   --        601,955,697
   Malaysia                                                         186,796     655,276,394   --        655,463,190
   Mexico                                                       735,457,763              --   --        735,457,763
   Peru                                                          27,360,748              --   --         27,360,748
   Philippines                                                    5,622,355     277,887,453   --        283,509,808
   Poland                                                                --     316,684,548   --        316,684,548
   Russia                                                        24,953,037     279,262,482   --        304,215,519
   South Africa                                                 134,556,732   1,393,235,057   --      1,527,791,789
   South Korea                                                   88,391,744   2,839,163,353   --      2,927,555,097
   Taiwan                                                       216,193,521   2,684,399,419   --      2,900,592,940
   Thailand                                                     656,155,368         538,580   --        656,693,948
   Turkey                                                         2,171,876     279,661,672   --        281,833,548
Preferred Stocks
   Brazil                                                       168,676,577     430,170,868   --        598,847,445
   Chile                                                                 --       3,362,148   --          3,362,148
   Colombia                                                      16,943,584              --   --         16,943,584
   India                                                             89,685              --   --             89,685
Rights/Warrants
   Brazil                                                                --          67,083   --             67,083
   Malaysia                                                              --           4,532   --              4,532
   South Korea                                                           --         450,115   --            450,115
   Taiwan                                                                --          52,239   --             52,239
   Turkey                                                                --         154,711   --            154,711
Securities Lending Collateral                                            --     892,869,353   --        892,869,353
Futures Contracts**                                               2,221,032              --   --          2,221,032
                                                             -------------- ---------------   --    ---------------
TOTAL                                                        $3,075,316,039 $16,883,784,191   --    $19,959,100,230
                                                             ============== ===============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                        U.S. LARGE CAP EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                 SHARES    VALUE+
                                                                 ------- -----------
COMMON STOCKS -- (96.2%)
Consumer Discretionary -- (14.5%)
*   Adient P.L.C.                                                  5,417 $   343,925
    Advance Auto Parts, Inc.                                       4,660     765,358
*   Amazon.com, Inc.                                              17,127  14,103,742
    AMC Entertainment Holdings, Inc. Class A                       7,825     264,094
*   AMC Networks, Inc. Class A                                     3,824     219,306
    Aramark                                                       18,732     633,891
#   Autoliv, Inc.                                                  7,912     915,102
*   AutoNation, Inc.                                              13,166     699,378
#*  AutoZone, Inc.                                                   742     537,935
    Bed Bath & Beyond, Inc.                                       15,701     633,535
    Best Buy Co., Inc.                                            26,776   1,192,068
#   BorgWarner, Inc.                                              19,757     806,678
*   Bright Horizons Family Solutions, Inc.                         2,400     170,064
#   Brinker International, Inc.                                    2,427     108,002
    Brunswick Corp.                                                8,838     529,043
*   Burlington Stores, Inc.                                        2,500     209,250
*   Cabela's, Inc.                                                 2,721     152,077
#   Cable One, Inc.                                                  261     165,051
#   CalAtlantic Group, Inc.                                        8,450     294,652
*   CarMax, Inc.                                                  14,809     987,908
    Carnival Corp.                                                13,909     770,280
    Carter's, Inc.                                                 3,895     326,206
    CBS Corp. Class B                                             15,106     974,186
*   Charter Communications, Inc. Class A                           8,966   2,904,536
#*  Chipotle Mexican Grill, Inc.                                     776     327,037
    Cinemark Holdings, Inc.                                       12,120     515,100
    Clear Channel Outdoor Holdings, Inc. Class A                   1,800       8,910
    Coach, Inc.                                                   14,479     540,791
    Columbia Sportswear Co.                                        4,865     264,510
    Comcast Corp. Class A                                        111,157   8,383,461
    Dana, Inc.                                                     3,382      68,113
    Darden Restaurants, Inc.                                       6,169     452,064
    Delphi Automotive P.L.C.                                      11,783     825,517
    Dick's Sporting Goods, Inc.                                    9,962     514,039
#   Dillard's, Inc. Class A                                        3,786     213,682
#*  Discovery Communications, Inc. Class A                        12,019     340,739
*   Discovery Communications, Inc. Class C                        20,233     560,656
*   DISH Network Corp. Class A                                     9,935     587,854
    Dollar General Corp.                                          11,954     882,444
*   Dollar Tree, Inc.                                             10,308     795,675
    Domino's Pizza, Inc.                                           1,539     268,617
    DR Horton, Inc.                                               26,673     797,789
#   Dunkin' Brands Group, Inc.                                     5,907     306,396
#   Expedia, Inc.                                                  4,873     592,508
    Foot Locker, Inc.                                             10,172     697,189
    Ford Motor Co.                                               209,146   2,585,045
#*  Fossil Group, Inc.                                             2,756      70,471
    GameStop Corp. Class A                                        11,644     285,162
    Gannett Co., Inc.                                              5,749      55,305
#   Gap, Inc. (The)                                               28,258     650,782
#   Garmin, Ltd.                                                  13,578     655,682

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Consumer Discretionary -- (Continued)
    General Motors Co.                                           76,670 $2,806,889
    Gentex Corp.                                                 19,195    400,984
    Genuine Parts Co.                                            11,429  1,106,441
#   GNC Holdings, Inc. Class A                                    5,821     51,632
    Goodyear Tire & Rubber Co. (The)                             30,026    972,542
#*  GoPro, Inc. Class A                                           4,950     53,213
    Graham Holdings Co. Class B                                     261    135,603
    H&R Block, Inc.                                              14,015    300,762
    Hanesbrands, Inc.                                            12,067    286,109
#   Harley-Davidson, Inc.                                         9,961    568,175
    Harman International Industries, Inc.                         5,833    648,396
#   Hasbro, Inc.                                                  5,339    440,521
*   Hilton Grand Vacations, Inc.                                  2,117     62,092
    Hilton Worldwide Holdings, Inc.                               7,608    438,069
    Home Depot, Inc. (The)                                       51,768  7,122,241
    HSN, Inc.                                                     2,427     85,552
*   Hyatt Hotels Corp. Class A                                    2,942    160,957
    ILG, Inc.                                                     2,346     44,457
#   International Game Technology P.L.C.                         14,854    392,294
    Interpublic Group of Cos., Inc. (The)                        19,853    467,141
*   J Alexander's Holdings, Inc.                                    271      2,710
    Kohl's Corp.                                                 19,441    774,335
    L Brands, Inc.                                                7,064    425,323
    Las Vegas Sands Corp.                                        16,861    886,551
    Lear Corp.                                                    6,003    852,966
    Leggett & Platt, Inc.                                         5,450    260,074
    Lennar Corp. Class A                                         13,142    586,790
    Lennar Corp. Class B                                            760     27,330
*   Liberty Broadband Corp. Class A                               1,592    133,219
*   Liberty Broadband Corp. Class C                              10,014    854,595
*   Liberty Expedia Holdings, Inc. Class A                        3,686    162,221
*   Liberty Interactive Corp., QVC Group Class A                 26,528    508,807
*   Liberty Media Corp.-Liberty Braves Class A                      533     10,633
*   Liberty Media Corp.-Liberty Braves Class C                    1,230     24,575
*   Liberty Media Corp.-Liberty Formula One Class A               1,334     38,659
*   Liberty Media Corp.-Liberty Formula One Class C               3,075     88,376
*   Liberty Media Corp.-Liberty SiriusXM Class A                  5,337    193,413
*   Liberty Media Corp.-Liberty SiriusXM Class C                 12,301    441,483
*   Liberty Ventures Series A                                     5,529    241,341
    Lions Gate Entertainment Corp. Class A                        4,777    137,434
#*  Lions Gate Entertainment Corp. Class B                        5,217    139,763
*   Live Nation Entertainment, Inc.                              16,033    458,864
*   LKQ Corp.                                                    27,029    862,495
    Lowe's Cos., Inc.                                            35,009  2,558,458
#*  Lululemon Athletica, Inc.                                     4,070    274,766
    Macy's, Inc.                                                 37,200  1,098,888
*   Madison Square Garden Co. (The) Class A                       1,475    259,113
    Marriott International, Inc. Class A                          8,963    758,270
#   Mattel, Inc.                                                 17,075    447,536
    McDonald's Corp.                                             26,516  3,250,066
*   MGM Resorts International                                    38,528  1,109,606
*   Michael Kors Holdings, Ltd.                                  11,676    499,850
*   Michaels Cos., Inc. (The)                                     9,281    182,557

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Consumer Discretionary -- (Continued)
*   Mohawk Industries, Inc.                                       6,799 $1,467,496
*   MSG Networks, Inc. Class A                                    3,882     90,062
*   Netflix, Inc.                                                 9,360  1,317,046
    Newell Brands, Inc.                                          12,058    570,705
    News Corp. Class A                                           22,956    282,129
    News Corp. Class B                                           11,880    150,282
    NIKE, Inc. Class B                                           51,732  2,736,623
    Nordstrom, Inc.                                               7,432    328,643
*   Norwegian Cruise Line Holdings, Ltd.                         16,248    763,656
*   NVR, Inc.                                                       199    369,742
*   O'Reilly Automotive, Inc.                                     3,928  1,030,197
    Office Depot, Inc.                                           25,800    114,810
    Omnicom Group, Inc.                                          10,274    879,968
#*  Panera Bread Co. Class A                                      1,831    382,789
*   Penn National Gaming, Inc.                                    1,617     22,282
#   Penske Automotive Group, Inc.                                10,459    568,551
#   Polaris Industries, Inc.                                      3,793    318,878
    Pool Corp.                                                    3,500    369,460
*   Priceline Group, Inc. (The)                                   1,596  2,513,907
    PulteGroup, Inc.                                             25,110    540,116
    PVH Corp.                                                     5,919    555,261
#   Ralph Lauren Corp.                                            4,455    393,956
*   RH                                                            2,300     62,146
    Ross Stores, Inc.                                            17,301  1,143,769
    Royal Caribbean Cruises, Ltd.                                 7,266    680,316
*   Sally Beauty Holdings, Inc.                                   7,653    182,141
#   Scripps Networks Interactive, Inc. Class A                    5,436    414,006
    Service Corp. International                                   9,949    289,814
*   ServiceMaster Global Holdings, Inc.                          10,301    380,931
#   Signet Jewelers, Ltd.                                         7,419    576,234
    Sinclair Broadcast Group, Inc. Class A                        1,610     54,338
#   Sirius XM Holdings, Inc.                                     57,918    273,373
    Six Flags Entertainment Corp.                                 3,155    187,975
*   Skechers U.S.A., Inc. Class A                                10,419    261,725
    Staples, Inc.                                                39,089    359,619
    Starbucks Corp.                                              61,604  3,401,773
    Target Corp.                                                 28,343  1,827,557
    TEGNA, Inc.                                                  28,171    645,398
#*  Tempur Sealy International, Inc.                              4,301    184,943
*   Tenneco, Inc.                                                 1,040     70,148
#*  Tesla Motors, Inc.                                            2,106    530,565
    Thor Industries, Inc.                                         5,968    617,688
#   Tiffany & Co.                                                 8,388    660,303
    Time Warner, Inc.                                            35,427  3,431,105
    TJX Cos., Inc. (The)                                         28,135  2,107,874
*   Toll Brothers, Inc.                                          11,162    350,040
*   TopBuild Corp.                                                  983     36,479
    Tractor Supply Co.                                            4,360    321,201
#*  TripAdvisor, Inc.                                             2,840    150,236
    Twenty-First Century Fox, Inc. Class A                       50,125  1,572,922
    Twenty-First Century Fox, Inc. Class B                       21,053    652,854
*   Ulta Salon Cosmetics & Fragrance, Inc.                        2,378    647,482
#*  Under Armour, Inc. Class A                                    5,125    110,136

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Consumer Discretionary -- (Continued)
*   Under Armour, Inc. Class C                                     5,161 $     99,194
*   Urban Outfitters, Inc.                                        11,408      302,768
    Vail Resorts, Inc.                                             1,727      296,250
    VF Corp.                                                       9,370      482,368
#   Viacom, Inc. Class A                                           1,456       65,884
    Viacom, Inc. Class B                                          25,974    1,094,544
*   Vista Outdoor, Inc.                                            1,260       36,301
*   Visteon Corp.                                                  3,566      319,407
    Walt Disney Co. (The)                                         70,562    7,807,685
    Whirlpool Corp.                                                8,014    1,401,568
#   Williams-Sonoma, Inc.                                          9,628      464,166
#   Wyndham Worldwide Corp.                                        4,827      381,623
    Wynn Resorts, Ltd.                                             3,024      306,724
    Yum! Brands, Inc.                                             11,171      732,036
                                                                         ------------
Total Consumer Discretionary                                              137,789,110
                                                                         ------------
Consumer Staples -- (8.6%)
    Altria Group, Inc.                                            82,785    5,892,636
    Archer-Daniels-Midland Co.                                    16,830      744,896
*   Blue Buffalo Pet Products, Inc.                               17,099      414,651
#*  Boston Beer Co., Inc. (The) Class A                              500       76,850
    Brown-Forman Corp. Class A                                     3,116      145,766
    Brown-Forman Corp. Class B                                     8,638      393,893
    Bunge, Ltd.                                                   10,724      742,208
    Campbell Soup Co.                                              8,572      533,436
    Casey's General Stores, Inc.                                   4,093      470,286
    Church & Dwight Co., Inc.                                     10,590      478,880
    Clorox Co. (The)                                               4,694      563,280
    Coca-Cola Co. (The)                                          151,262    6,287,961
    Colgate-Palmolive Co.                                         27,379    1,768,136
    Conagra Brands, Inc.                                          28,171    1,101,204
    Constellation Brands, Inc. Class A                             7,235    1,083,514
    Costco Wholesale Corp.                                        17,094    2,802,561
    Coty, Inc. Class A                                            44,274      850,061
    CVS Health Corp.                                              48,410    3,815,192
    Dr Pepper Snapple Group, Inc.                                  7,907      721,118
*   Edgewell Personal Care Co.                                     5,379      424,080
    Energizer Holdings, Inc.                                       1,436       72,475
    Estee Lauder Cos., Inc. (The) Class A                          7,769      630,920
#   Flowers Foods, Inc.                                           15,827      318,281
    General Mills, Inc.                                           21,116    1,319,328
*   Hain Celestial Group, Inc. (The)                               8,806      348,365
#*  Herbalife, Ltd.                                                3,093      173,827
    Hershey Co. (The)                                              6,303      664,777
    Hormel Foods Corp.                                            12,274      445,546
    Ingredion, Inc.                                                5,718      732,990
    JM Smucker Co. (The)                                           8,331    1,131,766
    Kellogg Co.                                                   10,167      739,243
    Kimberly-Clark Corp.                                          13,268    1,607,153
    Kraft Heinz Co. (The)                                         16,591    1,481,410
    Kroger Co. (The)                                              38,006    1,290,684
    Lamb Weston Holdings, Inc.                                     3,832      143,164
    McCormick & Co., Inc. Non-Voting                               5,694      544,062

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U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Staples -- (Continued)
    Mead Johnson Nutrition Co.                                     5,956 $   419,660
    Molson Coors Brewing Co. Class B                               7,139     689,056
    Mondelez International, Inc. Class A                          45,709   2,023,995
*   Monster Beverage Corp.                                        12,015     511,839
    PepsiCo, Inc.                                                 60,895   6,319,683
    Philip Morris International, Inc.                             51,373   4,938,487
#   Pilgrim's Pride Corp.                                          8,391     160,604
    Pinnacle Foods, Inc.                                           6,659     354,192
*   Post Holdings, Inc.                                            6,339     530,448
    PriceSmart, Inc.                                                 408      34,558
    Procter & Gamble Co. (The)                                   106,854   9,360,410
    Reynolds American, Inc.                                       25,310   1,521,890
*   Rite Aid Corp.                                                32,439     182,307
*   Seaboard Corp.                                                     4      15,400
#   Spectrum Brands Holdings, Inc.                                 2,672     356,418
#*  Sprouts Farmers Market, Inc.                                  10,016     186,999
    Sysco Corp.                                                   22,814   1,196,822
#*  TreeHouse Foods, Inc.                                          4,267     323,780
    Tyson Foods, Inc. Class A                                     13,760     863,990
    Wal-Mart Stores, Inc.                                         85,946   5,736,036
    Walgreens Boots Alliance, Inc.                                37,784   3,096,021
*   WhiteWave Foods Co. (The)                                      5,830     321,000
#   Whole Foods Market, Inc.                                      29,844     901,886
                                                                         -----------
Total Consumer Staples                                                    81,000,081
                                                                         -----------
Energy -- (5.6%)
    Anadarko Petroleum Corp.                                      17,990   1,250,845
*   Antero Resources Corp.                                        13,686     334,075
    Apache Corp.                                                   9,469     566,436
    Baker Hughes, Inc.                                            10,118     638,243
    Cabot Oil & Gas Corp.                                         16,697     358,652
    Cheniere Energy Partners L.P. Holdings LLC                     3,818      87,241
*   Cheniere Energy, Inc.                                          6,985     332,835
#*  Chesapeake Energy Corp.                                       31,171     201,053
    Chevron Corp.                                                 51,112   5,691,321
    Cimarex Energy Co.                                             2,108     285,023
#*  Cobalt International Energy, Inc.                              9,130       8,955
*   Concho Resources, Inc.                                         4,120     574,493
    ConocoPhillips                                                40,794   1,989,115
    CONSOL Energy, Inc.                                           22,948     388,739
#*  Continental Resources, Inc.                                    3,271     158,840
#   Core Laboratories NV                                           3,768     440,215
#   CVR Energy, Inc.                                               2,172      48,240
*   Denbury Resources, Inc.                                        6,968      23,343
    Devon Energy Corp.                                            10,632     484,181
*   Diamond Offshore Drilling, Inc.                                2,733      44,767
*   Diamondback Energy, Inc.                                       3,275     344,432
*   Energen Corp.                                                  2,946     158,760
#   EnLink Midstream LLC                                           4,106      71,239
    EOG Resources, Inc.                                           15,226   1,546,657
    EQT Corp.                                                      5,259     318,853
    Exxon Mobil Corp.                                            127,724  10,714,766
*   Gulfport Energy Corp.                                            993      20,754

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ -----------
Energy -- (Continued)
    Halliburton Co.                                              18,845 $ 1,066,062
    Helmerich & Payne, Inc.                                       6,702     476,914
#   Hess Corp.                                                    9,142     495,314
    HollyFrontier Corp.                                          12,988     376,262
    Kinder Morgan, Inc.                                          58,339   1,303,293
    Marathon Oil Corp.                                           54,942     920,278
    Marathon Petroleum Corp.                                     25,483   1,224,458
#   Murphy Oil Corp.                                             12,822     370,684
    Nabors Industries, Ltd.                                      24,029     390,471
#   National Oilwell Varco, Inc.                                 20,765     785,125
*   Newfield Exploration Co.                                      4,334     173,707
    Noble Corp. P.L.C.                                            4,704      31,752
    Noble Energy, Inc.                                           27,934   1,110,656
    Occidental Petroleum Corp.                                   23,664   1,603,709
    Oceaneering International, Inc.                               2,631      73,273
    ONEOK, Inc.                                                   9,077     500,233
*   Parsley Energy, Inc. Class A                                  7,621     268,412
    Patterson-UTI Energy, Inc.                                    5,556     155,790
*   PDC Energy, Inc.                                              2,937     217,162
    Phillips 66                                                  14,653   1,195,978
    Pioneer Natural Resources Co.                                 5,378     969,277
*   QEP Resources, Inc.                                          20,090     350,370
    Range Resources Corp.                                        14,484     468,413
*   Rice Energy, Inc.                                            16,660     330,368
#   RPC, Inc.                                                     7,979     171,708
*   RSP Permian, Inc.                                             6,549     278,725
    Schlumberger, Ltd.                                           44,145   3,695,378
*   Southwestern Energy Co.                                      27,086     244,045
    Spectra Energy Corp.                                         20,757     864,529
    Targa Resources Corp.                                        14,404     829,958
*   TechnipFMC P.L.C.                                            18,545     623,483
    Tesoro Corp.                                                 13,161   1,064,067
*   Transocean, Ltd.                                             21,260     297,002
    US Silica Holdings, Inc.                                      4,098     242,356
    Valero Energy Corp.                                          22,028   1,448,561
#*  Weatherford International P.L.C.                             66,015     343,938
    Western Refining, Inc.                                       10,751     376,393
#*  Whiting Petroleum Corp.                                       4,398      48,774
    Williams Cos., Inc. (The)                                    19,204     553,843
*   WPX Energy, Inc.                                             29,670     413,303
                                                                        -----------
Total Energy                                                             53,436,097
                                                                        -----------
Financials -- (15.0%)
*   Affiliated Managers Group, Inc.                               5,187     790,291
    Aflac, Inc.                                                  16,382   1,146,576
*   Alleghany Corp.                                                 920     562,644
    Allied World Assurance Co. Holdings AG                        1,408      74,807
    Allstate Corp. (The)                                         10,892     819,187
    Ally Financial, Inc.                                         43,872     926,577
    American Express Co.                                         36,224   2,766,789
    American Financial Group, Inc.                                6,569     566,051
    American International Group, Inc.                           32,573   2,093,141
    Ameriprise Financial, Inc.                                    8,625     968,329

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Financials -- (Continued)
    AmTrust Financial Services, Inc.                              20,340 $  536,773
    Aon P.L.C.                                                    10,187  1,148,075
*   Arch Capital Group, Ltd.                                       7,095    626,843
    Arthur J Gallagher & Co.                                      13,976    752,328
#   Artisan Partners Asset Management, Inc. Class A                  408     11,812
    Assurant, Inc.                                                 4,700    456,511
    Assured Guaranty, Ltd.                                        13,598    529,098
    Axis Capital Holdings, Ltd.                                    5,299    339,189
    Bank of America Corp.                                        339,002  7,675,005
    Bank of New York Mellon Corp. (The)                           43,441  1,943,116
#   Bank of the Ozarks, Inc.                                      11,598    636,382
    BB&T Corp.                                                    33,272  1,536,834
*   Berkshire Hathaway, Inc. Class B                              60,726  9,967,566
    BlackRock, Inc.                                                4,833  1,807,445
    BOK Financial Corp.                                            3,528    290,143
    Brown & Brown, Inc.                                           11,251    474,005
    Capital One Financial Corp.                                   19,155  1,673,955
    CBOE Holdings, Inc.                                            3,725    296,585
    Charles Schwab Corp. (The)                                    44,368  1,829,736
    Chubb, Ltd.                                                   12,651  1,663,480
    Cincinnati Financial Corp.                                     9,572    675,592
    CIT Group, Inc.                                               12,698    523,031
    Citigroup, Inc.                                               89,969  5,022,969
    Citizens Financial Group, Inc.                                30,458  1,101,666
    CME Group, Inc.                                                9,363  1,133,672
    CNA Financial Corp.                                            1,453     60,517
    Comerica, Inc.                                                11,144    752,554
    Commerce Bancshares, Inc.                                      8,555    483,614
#*  Credit Acceptance Corp.                                        1,540    316,131
    Cullen/Frost Bankers, Inc.                                     4,112    367,613
    Discover Financial Services                                   22,803  1,579,792
*   Donnelley Financial Solutions, Inc.                              395      9,512
*   E*TRADE Financial Corp.                                       22,311    835,547
    East West Bancorp, Inc.                                       11,700    601,848
    Eaton Vance Corp.                                             11,823    495,738
    Endurance Specialty Holdings, Ltd.                             5,100    472,719
    Erie Indemnity Co. Class A                                     2,577    288,908
    Everest Re Group, Ltd.                                         2,214    486,925
#   FactSet Research Systems, Inc.                                 1,521    263,209
    Fifth Third Bancorp                                           30,561    797,642
    First American Financial Corp.                                11,457    430,554
    First Citizens BancShares, Inc. Class A                          514    188,504
    First Horizon National Corp.                                  25,087    501,740
    First Republic Bank                                           12,066  1,138,186
    FNF Group                                                     12,453    440,338
*   FNFV Group                                                     1,571     20,423
    Franklin Resources, Inc.                                      14,867    590,815
    Goldman Sachs Group, Inc. (The)                               11,278  2,586,271
    Hartford Financial Services Group, Inc. (The)                 15,255    743,071
    Huntington Bancshares, Inc.                                   70,485    953,662
    Intercontinental Exchange, Inc.                               24,726  1,443,009
    Invesco, Ltd.                                                 31,809    919,916
    Investors Bancorp, Inc.                                       26,455    379,629

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
    JPMorgan Chase & Co.                                         142,554 $12,064,345
    KeyCorp                                                       64,955   1,167,241
    Legg Mason, Inc.                                                 887      28,109
    Leucadia National Corp.                                       23,146     552,032
    Lincoln National Corp.                                        13,714     925,832
    Loews Corp.                                                   19,284     898,249
    LPL Financial Holdings, Inc.                                   7,655     300,842
    M&T Bank Corp.                                                 4,550     739,694
*   Markel Corp.                                                     871     805,675
    MarketAxess Holdings, Inc.                                     1,544     289,114
    Marsh & McLennan Cos., Inc.                                   20,020   1,361,760
    MetLife, Inc.                                                 30,124   1,639,047
    Moody's Corp.                                                  5,402     560,025
    Morgan Stanley                                                45,910   1,950,716
    Morningstar, Inc.                                                688      52,391
    MSCI, Inc.                                                     4,020     332,655
    Nasdaq, Inc.                                                  12,858     907,003
    Navient Corp.                                                 43,623     656,090
#   New York Community Bancorp, Inc.                              30,442     462,414
    Northern Trust Corp.                                           9,088     753,941
    Old Republic International Corp.                              22,528     468,582
*   OneMain Holdings, Inc.                                         2,335      52,257
    PacWest Bancorp                                                7,609     421,539
#   People's United Financial, Inc.                               19,234     360,638
    PNC Financial Services Group, Inc. (The)                      20,072   2,417,873
    Popular, Inc.                                                  7,648     339,801
    Principal Financial Group, Inc.                               23,568   1,345,497
    ProAssurance Corp.                                               758      41,235
    Progressive Corp. (The)                                       23,536     881,188
    Prosperity Bancshares, Inc.                                    5,516     400,627
    Prudential Financial, Inc.                                    14,204   1,492,982
    Raymond James Financial, Inc.                                 11,151     835,544
    Regions Financial Corp.                                       80,060   1,153,665
    Reinsurance Group of America, Inc.                             3,888     487,827
    RenaissanceRe Holdings, Ltd.                                   3,196     435,679
    S&P Global, Inc.                                              10,835   1,302,150
*   Santander Consumer USA Holdings, Inc.                         33,064     437,106
    SEI Investments Co.                                            6,524     316,479
*   Signature Bank                                                 4,289     675,603
*   SLM Corp.                                                     54,702     649,860
    State Street Corp.                                            12,571     957,910
    SunTrust Banks, Inc.                                          20,114   1,142,878
*   SVB Financial Group                                            4,091     704,593
    Synchrony Financial                                           41,126   1,473,133
    Synovus Financial Corp.                                       13,094     545,758
    T Rowe Price Group, Inc.                                      18,137   1,223,159
    TD Ameritrade Holding Corp.                                   23,384   1,079,172
    TFS Financial Corp.                                           10,716     187,423
    Torchmark Corp.                                                8,974     659,948
    Travelers Cos., Inc. (The)                                    13,884   1,635,258
    U.S. Bancorp.                                                 67,663   3,562,457
    Umpqua Holdings Corp.                                          2,385      43,669
    Unum Group                                                    17,554     797,478

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CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Financials -- (Continued)
    Validus Holdings, Ltd.                                         7,708 $    439,356
    Voya Financial, Inc.                                          12,489      502,308
    Waddell & Reed Financial, Inc. Class A                         4,900       88,445
    Webster Financial Corp.                                        7,582      398,207
    Wells Fargo & Co.                                            190,585   10,735,653
*   Western Alliance Bancorp                                      11,140      550,093
    White Mountains Insurance Group, Ltd.                            291      264,740
    Willis Towers Watson P.L.C.                                    8,892    1,112,656
    WR Berkley Corp.                                               9,624      646,829
    XL Group, Ltd.                                                15,980      600,369
    Zions Bancorporation                                          13,100      552,689
                                                                         ------------
Total Financials                                                          142,382,078
                                                                         ------------
Health Care -- (12.3%)
    Abbott Laboratories                                           58,197    2,430,889
    AbbVie, Inc.                                                  68,920    4,211,701
*   ABIOMED, Inc.                                                  2,102      223,590
#*  Acadia Healthcare Co., Inc.                                    4,761      182,680
    Aetna, Inc.                                                   16,727    1,983,989
    Agilent Technologies, Inc.                                    17,473      855,653
*   Akorn, Inc.                                                    4,201       80,239
*   Alere, Inc.                                                    1,649       61,013
*   Alexion Pharmaceuticals, Inc.                                  5,119      668,951
*   Align Technology, Inc.                                         2,626      240,778
#*  Alkermes P.L.C.                                                4,353      235,541
*   Allergan P.L.C.                                               10,547    2,308,633
#*  Alnylam Pharmaceuticals, Inc.                                  1,785       71,382
    AmerisourceBergen Corp.                                        7,560      659,837
    Amgen, Inc.                                                   29,359    4,599,968
    Anthem, Inc.                                                  10,460    1,612,304
#*  athenahealth, Inc.                                               841      105,958
    Baxter International, Inc.                                    20,028      959,541
    Becton Dickinson and Co.                                       6,967    1,235,179
*   Bio-Rad Laboratories, Inc. Class A                             2,061      391,755
    Bio-Techne Corp.                                               1,453      147,843
*   Biogen, Inc.                                                   8,421    2,334,638
*   BioMarin Pharmaceutical, Inc.                                  3,159      276,823
*   Bluebird Bio, Inc.                                               688       51,256
*   Boston Scientific Corp.                                       28,859      694,348
    Bristol-Myers Squibb Co.                                      28,095    1,381,150
*   Brookdale Senior Living, Inc.                                  2,883       43,159
    Bruker Corp.                                                  10,880      258,182
    Cardinal Health, Inc.                                         13,760    1,031,450
*   Celgene Corp.                                                 32,831    3,813,321
*   Centene Corp.                                                 13,624      861,990
#*  Cerner Corp.                                                   8,611      462,497
    Cigna Corp.                                                    6,933    1,013,743
*   Community Health Systems, Inc.                                 9,522       60,941
    Cooper Cos., Inc. (The)                                        2,618      483,309
    CR Bard, Inc.                                                  3,090      733,350
    Danaher Corp.                                                 25,341    2,126,617
*   DaVita, Inc.                                                  20,326    1,295,783
    DENTSPLY SIRONA, Inc.                                         12,995      736,817

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Health Care -- (Continued)
#*  DexCom, Inc.                                                   1,448 $   114,609
*   Edwards Lifesciences Corp.                                     6,588     634,029
    Eli Lilly & Co.                                               31,309   2,411,732
*   Endo International P.L.C.                                      7,804      95,521
*   Envision Healthcare Corp.                                     10,030     682,040
*   Exelixis, Inc.                                                12,920     234,110
*   Express Scripts Holding Co.                                   35,170   2,422,510
    Gilead Sciences, Inc.                                         54,053   3,916,140
*   HCA Holdings, Inc.                                             9,365     751,822
#   HealthSouth Corp.                                              5,846     226,942
*   Henry Schein, Inc.                                             4,025     643,437
*   Hologic, Inc.                                                 13,744     557,044
*   Horizon Pharma P.L.C.                                          2,352      38,502
    Humana, Inc.                                                   4,157     825,165
*   IDEXX Laboratories, Inc.                                       3,858     471,949
*   Illumina, Inc.                                                 4,469     715,487
*   Incyte Corp.                                                   6,535     792,107
*   Intuitive Surgical, Inc.                                       1,042     721,783
#*  Ionis Pharmaceuticals, Inc.                                    5,407     240,612
*   Jazz Pharmaceuticals P.L.C.                                    2,771     337,840
    Johnson & Johnson                                            108,179  12,251,272
*   Laboratory Corp. of America Holdings                           9,254   1,241,979
*   Mallinckrodt P.L.C.                                            7,863     383,164
    McKesson Corp.                                                10,107   1,406,389
*   MEDNAX, Inc.                                                   7,505     512,967
    Medtronic P.L.C.                                              38,574   2,932,395
    Merck & Co., Inc.                                            110,893   6,874,257
*   Mettler-Toledo International, Inc.                             1,086     463,320
#*  Molina Healthcare, Inc.                                        3,700     209,864
*   Mylan NV                                                      14,607     555,796
*   Neurocrine Biosciences, Inc.                                   3,123     134,008
#*  OPKO Health, Inc.                                             29,164     253,435
#   Patterson Cos., Inc.                                          11,364     472,856
    PerkinElmer, Inc.                                              7,807     415,254
#   Perrigo Co. P.L.C.                                             2,474     188,395
    Pfizer, Inc.                                                 292,583   9,283,659
*   Premier, Inc. Class A                                          4,831     153,916
    Quest Diagnostics, Inc.                                       13,288   1,221,433
*   Quintiles IMS Holdings, Inc.                                   4,757     373,377
*   Quorum Health Corp.                                            3,039      26,713
*   Regeneron Pharmaceuticals, Inc.                                2,505     900,021
#   ResMed, Inc.                                                   4,833     326,421
*   Seattle Genetics, Inc.                                         3,057     184,154
    STERIS P.L.C.                                                  6,490     459,687
    Stryker Corp.                                                 10,932   1,350,430
#*  Taro Pharmaceutical Industries, Ltd.                           1,103     115,252
#*  Team Health Holdings, Inc.                                     4,061     176,491
    Teleflex, Inc.                                                 2,190     367,329
*   Tenet Healthcare Corp.                                         6,816     119,893
#*  TESARO, Inc.                                                   1,741     283,504
    Thermo Fisher Scientific, Inc.                                15,805   2,408,524
*   United Therapeutics Corp.                                      3,988     652,556
    UnitedHealth Group, Inc.                                      38,007   6,160,935

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------ ------------
Health Care -- (Continued)
    Universal Health Services, Inc. Class B                       9,059 $  1,020,315
*   Varex Imaging Corp.                                           1,523       43,781
*   Varian Medical Systems, Inc.                                  3,807      295,614
*   VCA, Inc.                                                     6,133      555,650
*   Veeva Systems, Inc. Class A                                   3,349      141,763
*   Vertex Pharmaceuticals, Inc.                                  4,429      380,318
*   Waters Corp.                                                  2,796      396,053
*   WellCare Health Plans, Inc.                                   2,921      425,122
    West Pharmaceutical Services, Inc.                            2,889      244,496
    Zimmer Biomet Holdings, Inc.                                  6,895      815,885
    Zoetis, Inc.                                                 20,593    1,131,379
                                                                        ------------
Total Health Care                                                        116,070,201
                                                                        ------------
Industrials -- (11.6%)
    3M Co.                                                       25,523    4,461,931
    Acuity Brands, Inc.                                           1,521      315,197
*   AECOM                                                        12,506      461,847
    AGCO Corp.                                                    8,505      534,114
    Air Lease Corp.                                               3,866      140,645
    Alaska Air Group, Inc.                                       10,833    1,016,352
    Allegion P.L.C.                                               3,760      246,919
    Allison Transmission Holdings, Inc.                           8,371      292,818
    AMERCO                                                        1,235      465,187
    American Airlines Group, Inc.                                22,281      985,934
    AMETEK, Inc.                                                 15,380      785,918
    AO Smith Corp.                                                6,158      300,203
    Arconic, Inc.                                                24,660      562,001
*   Avis Budget Group, Inc.                                      12,341      459,332
    B/E Aerospace, Inc.                                           7,130      438,281
*   Babcock & Wilcox Enterprises, Inc.                            1,255       20,883
    Boeing Co. (The)                                             24,851    4,061,150
    BWX Technologies, Inc.                                        2,510      104,140
    Carlisle Cos., Inc.                                           5,186      565,844
    Caterpillar, Inc.                                            23,328    2,231,556
#   CH Robinson Worldwide, Inc.                                   5,770      438,866
    Chicago Bridge & Iron Co. NV                                  4,287      142,371
    Cintas Corp.                                                  5,001      580,666
*   Civeo Corp.                                                   2,890       10,231
*   Clean Harbors, Inc.                                           1,175       65,213
*   Colfax Corp.                                                  9,070      353,730
*   Copart, Inc.                                                  5,197      294,878
    Crane Co.                                                     5,116      368,557
    CSX Corp.                                                    44,764    2,076,602
    Cummins, Inc.                                                 6,515      957,770
    Curtiss-Wright Corp.                                          4,277      419,403
#   Deere & Co.                                                  11,779    1,260,942
    Delta Air Lines, Inc.                                        47,375    2,237,995
    Donaldson Co., Inc.                                           5,493      232,079
    Dover Corp.                                                   9,950      773,612
    Dun & Bradstreet Corp. (The)                                  2,458      301,400
    Eaton Corp. P.L.C.                                           18,496    1,309,147
    EMCOR Group, Inc.                                             6,651      463,508
    Emerson Electric Co.                                         24,019    1,408,955

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Industrials -- (Continued)
    Equifax, Inc.                                                  4,159 $  487,768
    Expeditors International of Washington, Inc.                   8,526    444,034
#   Fastenal Co.                                                  10,845    538,780
    FedEx Corp.                                                   11,867  2,244,168
#   Flowserve Corp.                                                7,710    379,024
    Fluor Corp.                                                   11,160    619,380
    Fortive Corp.                                                 10,064    556,640
    Fortune Brands Home & Security, Inc.                           6,749    372,072
    General Dynamics Corp.                                         9,628  1,743,438
    General Electric Co.                                         232,864  6,916,061
*   Genesee & Wyoming, Inc. Class A                                5,794    436,636
    Graco, Inc.                                                    4,568    409,247
*   HD Supply Holdings, Inc.                                       9,008    381,038
    HEICO Corp.                                                    2,382    183,295
    HEICO Corp. Class A                                            3,349    222,039
*   Herc Holdings, Inc.                                            1,880     93,380
*   Hertz Global Holdings, Inc.                                    8,641    181,202
    Hexcel Corp.                                                   8,493    436,116
    Honeywell International, Inc.                                 26,942  3,187,777
    Hubbell, Inc.                                                  4,345    530,438
    Huntington Ingalls Industries, Inc.                            2,259    438,156
    IDEX Corp.                                                     4,552    410,408
    Illinois Tool Works, Inc.                                     13,890  1,766,808
    Ingersoll-Rand P.L.C.                                         13,141  1,042,738
    ITT, Inc.                                                      2,579    105,404
*   Jacobs Engineering Group, Inc.                                 7,241    423,961
    JB Hunt Transport Services, Inc.                               4,982    493,617
*   JetBlue Airways Corp.                                         34,798    682,389
    Johnson Controls International P.L.C.                         25,087  1,103,326
    Kansas City Southern                                           9,226    792,606
    KAR Auction Services, Inc.                                    10,235    466,204
    KBR, Inc.                                                      2,124     36,129
#*  Kirby Corp.                                                    5,215    336,107
    L3 Technologies, Inc.                                          4,534    719,500
    Lennox International, Inc.                                     2,013    315,659
    Lincoln Electric Holdings, Inc.                                2,886    240,606
    Lockheed Martin Corp.                                         11,168  2,806,853
    LSC Communications, Inc.                                         395     10,357
    Macquarie Infrastructure Corp.                                 6,108    458,039
    ManpowerGroup, Inc.                                            5,930    566,078
    Masco Corp.                                                   10,311    339,747
*   Middleby Corp. (The)                                           2,381    319,483
    MSC Industrial Direct Co., Inc. Class A                        2,316    236,579
    Nielsen Holdings P.L.C.                                       17,176    702,670
    Nordson Corp.                                                  2,292    260,211
    Norfolk Southern Corp.                                        14,436  1,695,653
    Northrop Grumman Corp.                                         7,762  1,778,119
*   Old Dominion Freight Line, Inc.                                6,237    550,602
    Orbital ATK, Inc.                                              6,172    536,655
    Oshkosh Corp.                                                  7,880    548,684
    Owens Corning                                                 10,125    559,406
    PACCAR, Inc.                                                  14,052    945,840
    Parker-Hannifin Corp.                                          5,706    839,524

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------ ------------
Industrials -- (Continued)
    Pentair P.L.C.                                               13,283 $    778,782
    Pitney Bowes, Inc.                                           13,046      207,692
*   Quanta Services, Inc.                                         9,399      337,330
    Raytheon Co.                                                 12,102    1,744,624
    Republic Services, Inc.                                      12,092      693,839
    Robert Half International, Inc.                               7,137      335,867
    Rockwell Automation, Inc.                                     5,581      825,932
    Rockwell Collins, Inc.                                        7,070      641,673
#   Rollins, Inc.                                                 5,657      199,466
    Roper Technologies, Inc.                                      3,534      677,998
    RR Donnelley & Sons Co.                                       1,055       18,093
    Ryder System, Inc.                                            7,672      595,347
*   Sensata Technologies Holding NV                              10,278      431,162
    Snap-on, Inc.                                                 3,547      643,887
    Southwest Airlines Co.                                       33,001    1,726,282
    Spirit Aerosystems Holdings, Inc. Class A                     9,674      580,924
*   Spirit Airlines, Inc.                                         6,150      332,346
    Stanley Black & Decker, Inc.                                  7,592      941,408
#*  Stericycle, Inc.                                              3,255      251,091
#*  Swift Transportation Co.                                      5,731      130,839
*   Teledyne Technologies, Inc.                                   3,533      434,100
    Terex Corp.                                                   2,690       85,542
    Textron, Inc.                                                25,005    1,184,487
    Toro Co. (The)                                                5,081      299,423
    TransDigm Group, Inc.                                         1,539      333,040
*   TransUnion                                                    5,084      160,299
    Trinity Industries, Inc.                                     18,871      519,707
    Union Pacific Corp.                                          41,030    4,372,977
*   United Continental Holdings, Inc.                            27,065    1,907,271
    United Parcel Service, Inc. Class B                          29,186    3,185,068
*   United Rentals, Inc.                                          4,853      613,953
    United Technologies Corp.                                    39,847    4,370,020
#*  USG Corp.                                                    16,488      504,368
*   Vectrus, Inc.                                                   279        6,289
*   Verisk Analytics, Inc.                                        7,354      607,735
*   Veritiv Corp.                                                   102        5,717
*   WABCO Holdings, Inc.                                          2,335      254,585
#   Wabtec Corp.                                                  5,845      506,411
    Waste Management, Inc.                                       18,883    1,312,368
    Watsco, Inc.                                                  1,349      206,046
    Woodward, Inc.                                                5,001      348,270
#   WW Grainger, Inc.                                             2,662      672,341
*   XPO Logistics, Inc.                                          13,366      597,995
    Xylem, Inc.                                                   9,643      475,496
                                                                        ------------
Total Industrials                                                        110,094,918
                                                                        ------------
Information Technology -- (19.4%)
    Accenture P.L.C. Class A                                     27,425    3,122,885
    Activision Blizzard, Inc.                                    16,763      674,040
*   Adobe Systems, Inc.                                          12,951    1,468,384
*   Advanced Micro Devices, Inc.                                 45,101      467,697
*   Akamai Technologies, Inc.                                    11,093      760,869
    Alliance Data Systems Corp.                                   2,437      556,562

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
*   Alphabet, Inc. Class A                                         9,833 $ 8,064,928
*   Alphabet, Inc. Class C                                        10,303   8,209,327
    Amdocs, Ltd.                                                  11,198     657,435
    Amphenol Corp. Class A                                         9,927     669,973
    Analog Devices, Inc.                                          10,243     767,610
*   ANSYS, Inc.                                                    4,759     443,824
    Apple, Inc.                                                  199,627  24,224,736
    Applied Materials, Inc.                                       34,470   1,180,598
*   Arista Networks, Inc.                                          2,597     244,118
*   ARRIS International P.L.C.                                    15,412     440,475
*   Arrow Electronics, Inc.                                        7,138     524,786
*   Aspen Technology, Inc.                                         3,703     196,666
*   Autodesk, Inc.                                                 4,726     384,413
    Automatic Data Processing, Inc.                               19,809   2,000,511
    Avnet, Inc.                                                   10,204     473,874
#*  Black Knight Financial Services, Inc. Class A                  1,292      47,093
*   Blackhawk Network Holdings, Inc.                               1,128      40,270
    Booz Allen Hamilton Holding Corp.                             13,002     439,728
    Broadcom, Ltd.                                                 9,893   1,973,654
    Broadridge Financial Solutions, Inc.                           5,102     339,436
    Brocade Communications Systems, Inc.                          27,637     344,633
    CA, Inc.                                                      37,722   1,179,567
*   Cadence Design Systems, Inc.                                  11,130     289,714
*   Cavium, Inc.                                                   3,727     246,765
    CDK Global, Inc.                                               6,626     414,456
    CDW Corp.                                                      7,226     372,211
    Cisco Systems, Inc.                                          198,836   6,108,242
*   Citrix Systems, Inc.                                           6,338     577,962
    Cognex Corp.                                                   4,959     335,030
*   Cognizant Technology Solutions Corp. Class A                  24,890   1,308,965
*   CommerceHub, Inc. Series A                                       921      13,530
*   CommerceHub, Inc. Series C                                     1,843      26,871
*   CommScope Holding Co., Inc.                                    9,581     362,353
    Computer Sciences Corp.                                        9,076     564,527
*   Conduent, Inc.                                                11,250     168,300
    Corning, Inc.                                                 30,542     809,058
*   CoStar Group, Inc.                                             1,211     244,743
*   Cree, Inc.                                                     1,600      44,128
    CSRA, Inc.                                                    13,644     423,237
#   Cypress Semiconductor Corp.                                    5,982      70,588
*   Dell Technologies, Inc. Class V                                7,981     502,723
    Dolby Laboratories, Inc. Class A                               5,242     251,144
    DST Systems, Inc.                                              2,212     254,712
*   eBay, Inc.                                                    38,546   1,226,919
*   EchoStar Corp. Class A                                         4,548     231,630
*   Electronic Arts, Inc.                                          9,584     799,593
#*  EPAM Systems, Inc.                                             1,500      96,540
*   Euronet Worldwide, Inc.                                        3,300     236,016
*   F5 Networks, Inc.                                              2,573     344,859
*   Facebook, Inc. Class A                                        61,934   8,071,239
    Fidelity National Information Services, Inc.                  12,732   1,011,175
*   FireEye, Inc.                                                  2,423      32,832
*   First Data Corp. Class A                                       6,210      95,261

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
#*  First Solar, Inc.                                              8,021 $   250,175
*   Fiserv, Inc.                                                  10,022   1,076,663
*   FleetCor Technologies, Inc.                                    6,162     908,833
*   Flex, Ltd.                                                    58,039     909,471
    FLIR Systems, Inc.                                            14,433     509,918
*   Fortinet, Inc.                                                 3,563     118,505
*   Gartner, Inc.                                                  2,764     274,631
*   Genpact, Ltd.                                                 11,947     294,852
    Global Payments, Inc.                                          6,914     534,314
*   GoDaddy, Inc. Class A                                          3,306     118,123
*   Guidewire Software, Inc.                                       2,910     152,280
    Harris Corp.                                                   8,026     824,350
    Hewlett Packard Enterprise Co.                                82,345   1,867,585
    HP, Inc.                                                      54,628     822,151
*   IAC/InterActiveCorp                                            4,831     332,421
*   Integrated Device Technology, Inc.                             1,951      49,146
    Intel Corp.                                                  229,357   8,444,925
    International Business Machines Corp.                         38,035   6,637,868
    Intuit, Inc.                                                  10,663   1,264,419
*   IPG Photonics Corp.                                            3,533     406,260
    Jabil Circuit, Inc.                                           27,352     655,901
    Jack Henry & Associates, Inc.                                  3,196     286,937
    Juniper Networks, Inc.                                        29,530     790,813
*   Keysight Technologies, Inc.                                   11,651     431,903
    KLA-Tencor Corp.                                               5,363     456,445
    Lam Research Corp.                                             6,592     757,157
    Leidos Holdings, Inc.                                         10,083     487,211
    Linear Technology Corp.                                        8,916     562,867
*   Lumentum Holdings, Inc.                                          523      19,848
*   Manhattan Associates, Inc.                                     4,943     253,378
    Marvell Technology Group, Ltd.                                28,994     431,141
    Mastercard, Inc. Class A                                      42,288   4,496,483
*   Match Group, Inc.                                              3,203      55,636
    Maxim Integrated Products, Inc.                               10,549     469,220
    MAXIMUS, Inc.                                                  4,418     243,609
    Microchip Technology, Inc.                                     7,316     492,733
*   Micron Technology, Inc.                                       86,168   2,077,511
*   Microsemi Corp.                                                8,462     449,755
    Microsoft Corp.                                              276,555  17,879,281
    Motorola Solutions, Inc.                                       5,405     436,238
    National Instruments Corp.                                     4,849     152,356
*   NCR Corp.                                                     10,778     463,670
    NetApp, Inc.                                                  17,842     683,705
*   NeuStar, Inc. Class A                                          1,135      37,682
*   Nuance Communications, Inc.                                   21,503     341,038
    NVIDIA Corp.                                                  26,473   2,890,322
*   ON Semiconductor Corp.                                        27,129     361,358
    Oracle Corp.                                                 122,488   4,912,994
#*  Palo Alto Networks, Inc.                                       1,515     223,553
    Paychex, Inc.                                                 14,157     853,526
*   PayPal Holdings, Inc.                                         37,107   1,476,116
*   PTC, Inc.                                                      2,607     137,050
#*  Qorvo, Inc.                                                    7,597     487,803

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------ ------------
Information Technology -- (Continued)
    QUALCOMM, Inc.                                               58,591 $  3,130,517
*   Red Hat, Inc.                                                 4,709      357,319
#   Sabre Corp.                                                   9,552      234,024
*   salesforce.com, Inc.                                         12,584      995,394
#   Seagate Technology P.L.C.                                    13,126      592,639
*   ServiceNow, Inc.                                              2,703      244,946
    Skyworks Solutions, Inc.                                      8,724      800,340
#*  Splunk, Inc.                                                  2,459      142,278
    SS&C Technologies Holdings, Inc.                             15,307      491,814
#*  SunPower Corp.                                                1,985       13,180
    Symantec Corp.                                               26,586      732,444
    SYNNEX Corp.                                                  5,101      613,038
*   Synopsys, Inc.                                               11,350      713,802
    Syntel, Inc.                                                  4,364       91,906
*   Tableau Software, Inc. Class A                                1,131       54,107
*   Take-Two Interactive Software, Inc.                           5,681      304,786
    TE Connectivity, Ltd.                                        16,265    1,209,303
#*  Teradata Corp.                                                2,075       60,922
    Teradyne, Inc.                                               17,116      485,752
    Texas Instruments, Inc.                                      37,429    2,827,387
    Total System Services, Inc.                                   8,728      442,335
*   Trimble, Inc.                                                13,780      408,164
*   Twitter, Inc.                                                40,102      706,597
#*  Tyler Technologies, Inc.                                      1,406      205,304
*   Ubiquiti Networks, Inc.                                       4,830      301,392
#*  Ultimate Software Group, Inc. (The)                             690      133,625
*   Vantiv, Inc. Class A                                          5,631      350,473
*   VeriFone Systems, Inc.                                        5,152       93,612
#*  VeriSign, Inc.                                                3,210      257,474
*   Versum Materials, Inc.                                        4,003      111,884
#   Visa, Inc. Class A                                           69,464    5,745,367
*   VMware, Inc. Class A                                          2,035      178,144
    Western Digital Corp.                                        12,890    1,027,720
#   Western Union Co. (The)                                      26,132      511,665
*   WEX, Inc.                                                     2,730      312,121
#*  Workday, Inc. Class A                                         2,115      175,735
    Xerox Corp.                                                  58,556      405,793
    Xilinx, Inc.                                                 10,436      607,375
*   Yahoo!, Inc.                                                 21,492      947,152
*   Zebra Technologies Corp. Class A                              5,083      425,295
*   Zillow Group, Inc. Class A                                    3,330      119,813
*   Zillow Group, Inc. Class C                                    6,251      221,160
*   Zynga, Inc. Class A                                          11,278       28,421
                                                                        ------------
Total Information Technology                                             183,798,064
                                                                        ------------
Materials -- (3.7%)
*   AdvanSix, Inc.                                                1,171       30,083
    Air Products & Chemicals, Inc.                                8,486    1,186,003
    Albemarle Corp.                                               9,083      841,449
    Alcoa Corp.                                                   8,220      299,619
    AptarGroup, Inc.                                              5,079      370,615
    Ashland Global Holdings, Inc.                                 4,947      588,841
    Avery Dennison Corp.                                          4,807      351,007

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Materials -- (Continued)
*   Axalta Coating Systems, Ltd.                                 11,472 $  332,688
    Ball Corp.                                                    9,474    722,487
    Bemis Co., Inc.                                              10,750    523,740
*   Berry Plastics Group, Inc.                                    5,950    303,628
    Celanese Corp. Series A                                       8,712    735,293
#   CF Industries Holdings, Inc.                                 19,398    684,555
    Chemours Co. (The)                                           13,792    364,385
*   Crown Holdings, Inc.                                          6,263    339,267
    Dow Chemical Co. (The)                                       36,896  2,200,108
    Eagle Materials, Inc.                                         4,355    455,446
    Eastman Chemical Co.                                         16,837  1,304,867
    Ecolab, Inc.                                                  8,444  1,014,378
    EI du Pont de Nemours & Co.                                  21,266  1,605,583
    FMC Corp.                                                     7,288    438,446
*   Freeport-McMoRan, Inc.                                       48,926    814,618
*   GCP Applied Technologies, Inc.                                2,385     64,276
    Graphic Packaging Holding Co.                                44,118    551,916
    Huntsman Corp.                                               35,609    726,068
*   Ingevity Corp.                                                1,509     83,885
    International Flavors & Fragrances, Inc.                      2,952    346,004
    International Paper Co.                                      15,666    886,696
    LyondellBasell Industries NV Class A                         14,929  1,392,428
    Martin Marietta Materials, Inc.                               3,426    786,610
    Monsanto Co.                                                 14,368  1,556,198
    Mosaic Co. (The)                                             19,724    618,742
    NewMarket Corp.                                                 859    370,375
    Newmont Mining Corp.                                         21,490    779,657
    Nucor Corp.                                                  12,846    746,224
    Olin Corp.                                                   16,642    436,187
*   Owens-Illinois, Inc.                                          5,872    110,981
    Packaging Corp. of America                                    5,409    498,602
#*  Platform Specialty Products Corp.                             5,743     69,720
    PolyOne Corp.                                                 1,543     52,632
    PPG Industries, Inc.                                          8,516    851,685
    Praxair, Inc.                                                10,509  1,244,686
    Reliance Steel & Aluminum Co.                                 5,947    473,679
    Royal Gold, Inc.                                              5,078    366,479
    RPM International, Inc.                                       6,399    334,412
    Scotts Miracle-Gro Co. (The)                                  3,037    279,313
    Sealed Air Corp.                                              6,654    322,719
    Sherwin-Williams Co. (The)                                    3,114    946,064
    Sonoco Products Co.                                           9,767    536,697
    Southern Copper Corp.                                         3,014    115,617
    Steel Dynamics, Inc.                                         19,758    668,018
    United States Steel Corp.                                    12,316    402,856
    Valspar Corp. (The)                                           3,319    367,314
    Vulcan Materials Co.                                          7,092    910,116
    Westlake Chemical Corp.                                       5,866    363,164
    WestRock Co.                                                 14,128    753,870

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Materials -- (Continued)
    WR Grace & Co.                                                 4,975 $   344,966
                                                                         -----------
Total Materials                                                           34,865,962
                                                                         -----------
Real Estate -- (0.2%)
#*  Altisource Portfolio Solutions SA                                400      11,400
*   CBRE Group, Inc. Class A                                      21,834     662,880
    Colony NorthStar, Inc. Class A                                 5,300      73,776
*   Howard Hughes Corp. (The)                                      2,985     318,231
    Jones Lang LaSalle, Inc.                                       4,342     447,356
#   Realogy Holdings Corp.                                        11,780     305,220
                                                                         -----------
Total Real Estate                                                          1,818,863
                                                                         -----------
Telecommunication Services -- (2.9%)
    AT&T, Inc.                                                   344,572  14,527,156
    CenturyLink, Inc.                                             52,248   1,351,133
#   Frontier Communications Corp.                                 67,799     236,618
*   Level 3 Communications, Inc.                                  11,024     655,487
*   SBA Communications Corp.                                       3,520     370,515
*   Sprint Corp.                                                  54,103     499,371
*   T-Mobile US, Inc.                                             16,634   1,035,799
    Telephone & Data Systems, Inc.                                 1,594      48,856
*   United States Cellular Corp.                                     389      17,345
    Verizon Communications, Inc.                                 172,384   8,448,540
#   Windstream Holdings, Inc.                                      8,932      72,171
*   Zayo Group Holdings, Inc.                                     11,810     377,448
                                                                         -----------
Total Telecommunication Services                                          27,640,439
                                                                         -----------
Utilities -- (2.4%)
    AES Corp.                                                     20,216     231,271
    Alliant Energy Corp.                                           7,121     268,106
    Ameren Corp.                                                   8,179     430,624
    American Electric Power Co., Inc.                             14,989     960,195
    American Water Works Co., Inc.                                 5,329     391,362
    Aqua America, Inc.                                             5,943     180,727
    Atmos Energy Corp.                                             3,765     286,818
    Avangrid, Inc.                                                 2,165      84,002
*   Calpine Corp.                                                 37,972     448,070
    CenterPoint Energy, Inc.                                      14,026     367,622
    CMS Energy Corp.                                               9,000     383,400
    Consolidated Edison, Inc.                                      9,738     724,020
    Dominion Resources, Inc.                                      20,711   1,579,835
    DTE Energy Co.                                                 5,886     580,595
    Duke Energy Corp.                                             21,268   1,670,389
#*  Dynegy, Inc.                                                   3,356      32,050
    Edison International                                          10,647     775,953
    Entergy Corp.                                                  4,858     348,027
    Eversource Energy                                             10,295     569,519
    Exelon Corp.                                                  30,410   1,091,111
    FirstEnergy Corp.                                             12,743     386,368
    Great Plains Energy, Inc.                                      8,464     233,183
    MDU Resources Group, Inc.                                      6,824     200,284
#   National Fuel Gas Co.                                          5,753     323,031

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                           SHARES      VALUE+
                                                                         ---------- ------------
Utilities -- (Continued)
            NextEra Energy, Inc.                                             15,565 $  1,925,702
            NiSource, Inc.                                                   15,254      341,232
            NRG Energy, Inc.                                                 18,617      307,925
            NRG Yield, Inc. Class A                                           1,335       21,694
#           NRG Yield, Inc. Class C                                           1,335       22,628
            OGE Energy Corp.                                                  6,515      218,513
            ONE Gas, Inc.                                                       692       44,717
            PG&E Corp.                                                       16,783    1,038,700
            Pinnacle West Capital Corp.                                       3,640      282,573
            PPL Corp.                                                        19,956      695,267
            Public Service Enterprise Group, Inc.                            16,927      749,020
            SCANA Corp.                                                       4,591      315,402
            Sempra Energy                                                     7,238      741,099
            Southern Co. (The)                                               30,512    1,508,208
            UGI Corp.                                                        10,782      499,961
            Vectren Corp.                                                     5,615      308,207
            WEC Energy Group, Inc.                                            9,787      577,922
            Westar Energy, Inc.                                               5,228      285,919
            Xcel Energy, Inc.                                                16,561      684,301
                                                                                    ------------
Total Utilities                                                                       23,115,552
                                                                                    ------------
TOTAL COMMON STOCKS                                                                  912,011,365
                                                                                    ------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)#* Safeway Casa Ley Contingent Value Rights                          6,868        6,971
(degrees)#* Safeway PDC, LLC Contingent Value Rights                          6,868          335
                                                                                    ------------
TOTAL RIGHTS/WARRANTS                                                                      7,306
                                                                                    ------------
TOTAL INVESTMENT SECURITIES                                                          912,018,671
                                                                                    ------------
TEMPORARY CASH INVESTMENTS -- (1.6%)
            State Street Institutional U.S. Government Money Market
              Fund, 0.420%                                               15,559,450   15,559,450
                                                                                    ------------
SECURITIES LENDING COLLATERAL -- (2.2%)
(S)@        DFA Short Term Investment Fund                                1,788,103   20,691,927
                                                                                    ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $825,828,319)^^                                                             $948,270,048
                                                                                    ============

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------
                                                               LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                                             ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary                                    $137,789,110          --   --    $137,789,110
   Consumer Staples                                            81,000,081          --   --      81,000,081
   Energy                                                      53,436,097          --   --      53,436,097
   Financials                                                 142,382,078          --   --     142,382,078
   Health Care                                                116,070,201          --   --     116,070,201
   Industrials                                                110,094,918          --   --     110,094,918
   Information Technology                                     183,798,064          --   --     183,798,064
   Materials                                                   34,865,962          --   --      34,865,962
   Real Estate                                                  1,818,863          --   --       1,818,863
   Telecommunication Services                                  27,640,439          --   --      27,640,439
   Utilities                                                   23,115,552          --   --      23,115,552
Rights/Warrants                                                        -- $     7,306   --           7,306
Temporary Cash Investments                                     15,559,450          --   --      15,559,450
Securities Lending Collateral                                          --  20,691,927   --      20,691,927
                                                             ------------ -----------   --    ------------
TOTAL                                                        $927,570,815 $20,699,233   --    $948,270,048
                                                             ============ ===========   ==    ============

                       DFA COMMODITY STRATEGY PORTFOLIO
                     CONSOLIDATED SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)     VALUE+
                                                                 ------- ------------
BONDS -- (66.3%)

AUSTRALIA -- (2.8%)
Australia & New Zealand Banking Group, Ltd.
    1.250%, 06/13/17                                             $ 8,000 $  8,001,528
BHP Billiton Finance USA, Ltd.
    1.625%, 02/24/17                                               5,000    5,001,540
    5.400%, 03/29/17                                               1,000    1,006,836
Commonwealth Bank of Australia
    1.900%, 09/18/17                                               2,000    2,007,932
    2.300%, 09/06/19                                              10,100   10,146,995
Macquarie Group, Ltd.
##  3.000%, 12/03/18                                               5,000    5,068,515
National Australia Bank, Ltd.
##  2.400%, 12/09/19                                               9,500    9,536,803
Westpac Banking Corp.
    2.000%, 08/14/17                                               3,000    3,011,493
    2.250%, 07/30/18                                               3,200    3,222,147
                                                                         ------------
TOTAL AUSTRALIA                                                            47,003,789
                                                                         ------------
BELGIUM -- (0.6%)
Anheuser-Busch Cos., LLC
    5.600%, 03/01/17                                               5,000    5,016,480
Anheuser-Busch InBev Worldwide, Inc.
    1.375%, 07/15/17                                               4,700    4,701,847
                                                                         ------------
TOTAL BELGIUM                                                               9,718,327
                                                                         ------------
CANADA -- (6.1%)
Alberta, Province of Canada
    1.900%, 12/06/19                                               5,000    5,006,495
Bank of Montreal
    2.375%, 01/25/19                                              15,620   15,774,091
Potash Corp. of Saskatchewan, Inc.
    6.500%, 05/15/19                                               1,446    1,574,506
Province of Ontario Canada
    1.100%, 10/25/17                                              10,000    9,990,030
    1.200%, 02/14/18                                              15,000   14,977,650
    1.650%, 09/27/19                                               6,103    6,071,905
Royal Bank of Canada
    1.500%, 01/16/18                                               1,180    1,180,305
    2.200%, 07/27/18                                               1,005    1,013,726
    1.800%, 07/30/18                                               8,492    8,510,207
    1.500%, 07/29/19                                               4,625    4,569,250
Thomson Reuters Corp.
    1.650%, 09/29/17                                               3,992    3,998,463
    6.500%, 07/15/18                                               1,000    1,066,785
Toronto-Dominion Bank (The)
    1.400%, 04/30/18                                              10,000    9,986,400

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)     VALUE+
                                                                 ------- ------------
CANADA -- (Continued)
    2.125%, 07/02/19                                             $19,850 $ 19,939,444
                                                                         ------------
TOTAL CANADA                                                              103,659,257
                                                                         ------------
DENMARK -- (0.9%)
Nordea Bank AB
    2.375%, 04/04/19                                              15,000   15,090,270
                                                                         ------------
FINLAND -- (0.3%)
Municipality Finance P.L.C.
    1.250%, 04/18/19                                               5,000    4,948,560
    1.750%, 05/21/19                                               1,150    1,151,408
                                                                         ------------
TOTAL FINLAND                                                               6,099,968
                                                                         ------------
FRANCE -- (2.2%)
BNP Paribas SA
    2.375%, 09/14/17                                               6,140    6,172,419
BPCE SA
    1.625%, 01/26/18                                               1,950    1,946,233
Orange SA
    1.625%, 11/03/19                                               2,000    1,967,812
Sanofi
    1.250%, 04/10/18                                               1,800    1,800,509
Societe Generale SA
    2.750%, 10/12/17                                               3,980    4,014,387
Total Capital Canada, Ltd.
    1.450%, 01/15/18                                               2,000    2,001,802
Total Capital International SA
    1.550%, 06/28/17                                               1,040    1,041,442
    2.100%, 06/19/19                                              18,335   18,445,762
                                                                         ------------
TOTAL FRANCE                                                               37,390,366
                                                                         ------------
GERMANY -- (1.2%)
Bayer U.S. Finance LLC
    2.375%, 10/08/19                                               2,000    2,006,314
Daimler Finance North America LLC
##  1.650%, 03/02/18                                              11,290   11,290,610
Deutsche Bank AG
    6.000%, 09/01/17                                               4,300    4,395,408
Deutsche Telekom International Finance BV
##  1.500%, 09/19/19                                               3,000    2,948,016
                                                                         ------------
TOTAL GERMANY                                                              20,640,348
                                                                         ------------
IRELAND -- (0.5%)
Actavis, Inc.
    1.875%, 10/01/17                                               7,500    7,520,025
Medtronic, Inc.
    1.375%, 04/01/18                                                 300      299,492
                                                                         ------------
TOTAL IRELAND                                                               7,819,517
                                                                         ------------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
ITALY -- (0.5%)
Enel Finance International NV
##  6.250%, 09/15/17                                             $ 4,300 $ 4,417,532
Intesa Sanpaolo SpA
    3.875%, 01/16/18                                               1,500   1,523,817
    3.875%, 01/15/19                                               2,570   2,626,617
                                                                         -----------
TOTAL ITALY                                                                8,567,966
                                                                         -----------
JAPAN -- (2.0%)
American Honda Finance Corp.
    1.550%, 12/11/17                                               6,075   6,090,388
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
    2.350%, 09/08/19                                                 850     850,789
Mizuho Bank, Ltd.
##  1.550%, 10/17/17                                               7,700   7,698,021
Nomura Holdings, Inc.
    2.750%, 03/19/19                                               1,034   1,044,675
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19                                               3,500   3,525,862
Toyota Motor Credit Corp.
    2.000%, 10/24/18                                               4,149   4,175,060
#   1.400%, 05/20/19                                               9,500   9,410,700
    2.125%, 07/18/19                                               1,080   1,086,297
                                                                         -----------
TOTAL JAPAN                                                               33,881,792
                                                                         -----------
NETHERLANDS -- (2.5%)
Cooperatieve Rabobank UA
    1.700%, 03/19/18                                               2,800   2,800,162
    2.250%, 01/14/19                                              13,665  13,732,696
Heineken NV
##  1.400%, 10/01/17                                               2,500   2,499,675
ING Bank NV
##  2.500%, 10/01/19                                               3,000   3,017,097
LyondellBasell Industries NV
    5.000%, 04/15/19                                               1,825   1,929,956
Mondelez International, Inc.
    1.625%, 10/28/19                                               2,000   1,969,468
Shell International Finance BV
    1.900%, 08/10/18                                               4,000   4,022,856
    2.000%, 11/15/18                                               3,250   3,272,549
    4.300%, 09/22/19                                               9,108   9,666,830
                                                                         -----------
TOTAL NETHERLANDS                                                         42,911,289
                                                                         -----------
NORWAY -- (0.3%)
Kommunalbanken A.S.
    1.750%, 05/28/19                                               5,000   5,005,270
Statoil ASA
    1.950%, 11/08/18                                               1,035   1,039,770
                                                                         -----------
TOTAL NORWAY                                                               6,045,040
                                                                         -----------

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
SPAIN -- (0.6%)
Iberdrola Finance Ireland, Ltd.
##  5.000%, 09/11/19                                             $ 2,000 $ 2,132,684
Santander Bank NA
    2.000%, 01/12/18                                               4,500   4,503,177
Telefonica Emisiones SAU
    6.221%, 07/03/17                                               2,000   2,038,180
    3.192%, 04/27/18                                               1,800   1,825,781
                                                                         -----------
TOTAL SPAIN                                                               10,499,822
                                                                         -----------
SWEDEN -- (1.6%)
Svensk Exportkredit AB
    1.875%, 06/17/19                                              17,000  17,055,828
Svenska Handelsbanken AB
    1.625%, 03/21/18                                               5,000   4,998,295
    2.250%, 06/17/19                                               5,000   5,019,030
                                                                         -----------
TOTAL SWEDEN                                                              27,073,153
                                                                         -----------
SWITZERLAND -- (1.2%)
Credit Suisse AG New York
    1.375%, 05/26/17                                               4,000   4,001,532
Credit Suisse New York
    1.700%, 04/27/18                                               7,595   7,589,646
UBS AG
    1.800%, 03/26/18                                               6,900   6,908,811
    2.375%, 08/14/19                                               1,500   1,507,939
                                                                         -----------
TOTAL SWITZERLAND                                                         20,007,928
                                                                         -----------
UNITED KINGDOM -- (1.9%)
AstraZeneca P.L.C.
    1.750%, 11/16/18                                               6,958   6,972,848
BP Capital Markets P.L.C.
    4.750%, 03/10/19                                               4,110   4,349,724
British Telecommunications P.L.C.
    1.250%, 02/14/17                                               1,200   1,200,063
Diageo Capital P.L.C.
    1.500%, 05/11/17                                               3,500   3,504,158
GlaxoSmithKline Capital, Inc.
    5.650%, 05/15/18                                               1,028   1,082,821
HSBC USA, Inc.
    1.625%, 01/16/18                                               9,630   9,636,433
Vodafone Group P.L.C.
    1.625%, 03/20/17                                               1,000   1,000,764
    1.625%, 03/20/17                                               3,951   3,954,019
    1.250%, 09/26/17                                                 750     748,808
                                                                         -----------
TOTAL UNITED KINGDOM                                                      32,449,638
                                                                         -----------
UNITED STATES -- (41.1%)
3M Co.
    1.625%, 06/15/19                                               3,200   3,213,933

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
UNITED STATES -- (Continued)
Abbott Laboratories
    5.125%, 04/01/19                                             $ 2,835 $ 3,009,239
Air Products & Chemicals, Inc.
    1.200%, 10/15/17                                                 700     699,618
American Express Co.
    7.000%, 03/19/18                                              12,652  13,386,499
American Honda Finance Corp.
    2.250%, 08/15/19                                               2,000   2,015,010
American International Group, Inc.
    2.300%, 07/16/19                                               2,000   2,012,828
AmerisourceBergen Corp.
    4.875%, 11/15/19                                               2,618   2,804,993
Anthem, Inc.
    5.875%, 06/15/17                                               3,100   3,150,688
Apple, Inc.
    1.100%, 08/02/19                                               4,045   3,997,297
Assurant, Inc.
    2.500%, 03/15/18                                                 203     204,447
AT&T, Inc.
    2.400%, 03/15/17                                               5,044   5,053,034
    1.400%, 12/01/17                                               3,400   3,395,019
    2.300%, 03/11/19                                                 575     576,948
Autodesk, Inc.
    1.950%, 12/15/17                                               5,650   5,659,091
Bank of America Corp.
    3.875%, 03/22/17                                               3,600   3,614,454
    2.000%, 01/11/18                                               1,000   1,003,399
    2.600%, 01/15/19                                               4,000   4,036,772
Bank of New York Mellon Corp. (The)
    2.100%, 01/15/19                                               1,000   1,005,331
BB&T Corp.
    1.450%, 01/12/18                                               1,250   1,250,816
Becton Dickinson and Co.
    1.800%, 12/15/17                                               4,900   4,912,642
Berkshire Hathaway, Inc.
    1.550%, 02/09/18                                               2,500   2,505,300
    2.100%, 08/14/19                                               2,800   2,826,930
Boston Scientific Corp.
    2.650%, 10/01/18                                               1,000   1,011,867
Branch Banking & Trust Co.
    1.000%, 04/03/17                                               1,000     999,972
    2.300%, 10/15/18                                               1,000   1,009,718
Bristol-Myers Squibb Co.
    0.875%, 08/01/17                                               1,685   1,682,810
Burlington Northern Santa Fe LLC
    4.700%, 10/01/19                                               1,250   1,340,808
CA, Inc.
    5.375%, 12/01/19                                               5,245   5,706,125
Capital One Bank USA NA
    2.300%, 06/05/19                                               2,742   2,754,117

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
UNITED STATES -- (Continued)
Capital One NA/Mclean
    2.400%, 09/05/19                                             $ 6,536 $ 6,556,294
Cardinal Health, Inc.
    1.900%, 06/15/17                                               5,000   5,011,645
    1.700%, 03/15/18                                               5,239   5,239,037
Caterpillar Financial Services Corp.
    2.450%, 09/06/18                                               6,000   6,075,750
    7.050%, 10/01/18                                               5,000   5,428,870
CBS Corp.
    2.300%, 08/15/19                                               1,500   1,505,106
Chevron Corp.
    1.345%, 11/15/17                                               3,435   3,436,405
    1.718%, 06/24/18                                               1,425   1,429,506
    2.193%, 11/15/19                                              15,000  15,144,705
Cisco Systems, Inc.
    1.400%, 02/28/18                                              14,958  14,981,095
    2.125%, 03/01/19                                              10,000  10,101,800
    1.400%, 09/20/19                                              14,935  14,784,127
Citigroup, Inc.
    1.350%, 03/10/17                                               2,000   2,000,722
    2.050%, 12/07/18                                               7,281   7,282,019
    2.550%, 04/08/19                                                 750     756,324
Comcast Corp.
    5.700%, 05/15/18                                               1,864   1,964,343
Comerica, Inc.
    2.125%, 05/23/19                                               4,000   4,001,472
ConocoPhillips Co.
    1.050%, 12/15/17                                               3,000   2,987,547
    1.500%, 05/15/18                                               6,500   6,478,596
Coventry Health Care, Inc.
    5.950%, 03/15/17                                               1,159   1,165,351
    5.950%, 03/15/17                                               2,150   2,161,786
CVS Health Corp.
    2.250%, 12/05/18                                               7,000   7,055,622
Danaher Corp.
    1.650%, 09/15/18                                               2,000   2,001,194
Dollar General Corp.
    1.875%, 04/15/18                                               2,334   2,337,375
Duke Energy Corp.
    1.625%, 08/15/17                                               1,019   1,019,897
eBay, Inc.
    1.350%, 07/15/17                                               8,000   8,000,488
EI du Pont de Nemours & Co.
    6.000%, 07/15/18                                              11,927  12,677,995
Enterprise Products Operating LLC
    1.650%, 05/07/18                                               5,000   4,991,325
Exxon Mobil Corp.
    1.439%, 03/01/18                                               8,200   8,213,292
    1.305%, 03/06/18                                              25,430  25,437,807
Ford Motor Credit Co. LLC
    5.000%, 05/15/18                                               1,500   1,555,940

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
UNITED STATES -- (Continued)
    2.551%, 10/05/18                                             $ 5,000 $ 5,028,895
    2.375%, 03/12/19                                               1,000     999,947
General Mills, Inc.
    5.700%, 02/15/17                                               5,200   5,208,455
    2.200%, 10/21/19                                               3,500   3,522,169
Gilead Sciences, Inc.
    1.850%, 09/04/18                                               7,064   7,096,042
Goldman Sachs Group, Inc. (The)
    5.950%, 01/18/18                                               2,000   2,081,558
    2.900%, 07/19/18                                               1,000   1,014,342
    7.500%, 02/15/19                                               4,082   4,516,529
    2.300%, 12/13/19                                                 600     599,336
Harris Corp.
    1.999%, 04/27/18                                               8,500   8,510,693
Huntington Bancshares, Inc.
    2.600%, 08/02/18                                               2,600   2,621,234
Intel Corp.
    1.350%, 12/15/17                                               1,000   1,001,459
Intercontinental Exchange, Inc.
    2.500%, 10/15/18                                               1,560   1,579,812
International Business Machines Corp.
#   1.950%, 02/12/19                                              27,500  27,704,957
Jefferies Group LLC
    5.125%, 04/13/18                                               1,000   1,034,637
JPMorgan Chase & Co.
    2.000%, 08/15/17                                               7,050   7,075,063
    6.300%, 04/23/19                                               3,500   3,819,554
Kellogg Co.
    1.750%, 05/17/17                                               3,000   3,006,414
KeyBank NA
    2.350%, 03/08/19                                               7,000   7,051,751
Kraft Heinz Foods Co.
    2.250%, 06/05/17                                               4,177   4,191,628
Kroger Co. (The)
    2.300%, 01/15/19                                               1,000   1,007,975
    1.500%, 09/30/19                                               1,565   1,542,768
Laboratory Corp. of America Holdings
    2.200%, 08/23/17                                               6,000   6,024,516
Marsh & McLennan Cos., Inc.
    2.300%, 04/01/17                                                 680     680,843
Mattel, Inc.
    1.700%, 03/15/18                                               7,000   6,996,339
Maxim Integrated Products, Inc.
    2.500%, 11/15/18                                               4,417   4,459,602
McDonald's Corp.
    5.800%, 10/15/17                                                 900     927,976
    5.350%, 03/01/18                                               2,000   2,079,602
    2.100%, 12/07/18                                               8,000   8,055,992
McKesson Corp.
    1.400%, 03/15/18                                               6,000   5,975,796

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
UNITED STATES -- (Continued)
    2.284%, 03/15/19                                             $ 6,000 $ 6,021,174
MetLife, Inc.
    6.817%, 08/15/18                                               2,000   2,152,534
    7.717%, 02/15/19                                               1,389   1,547,859
Microsoft Corp.
    1.100%, 08/08/19                                              10,000   9,860,730
Monsanto Co.
    1.850%, 11/15/18                                               6,700   6,687,458
Morgan Stanley
    4.750%, 03/22/17                                               2,430   2,442,126
    7.300%, 05/13/19                                               7,000   7,775,152
NetApp, Inc.
    2.000%, 12/15/17                                               6,200   6,221,278
NextEra Energy Capital Holdings, Inc.
    2.700%, 09/15/19                                               1,500   1,515,930
NiSource Finance Corp.
    6.800%, 01/15/19                                               2,000   2,180,506
Nordstrom, Inc.
    6.250%, 01/15/18                                               5,000   5,213,425
Nucor Corp.
    5.750%, 12/01/17                                               3,019   3,118,965
NYSE Euronext
    2.000%, 10/05/17                                               6,730   6,762,371
ONEOK Partners L.P.
    2.000%, 10/01/17                                                 400     400,927
Oracle Corp.
    2.250%, 10/08/19                                              21,875  22,151,981
PACCAR Financial Corp.
    1.750%, 08/14/18                                               1,900   1,906,409
Pfizer, Inc.
    1.500%, 06/15/18                                               1,000   1,002,220
    2.100%, 05/15/19                                              30,877  31,219,364
Philip Morris International, Inc.
    5.650%, 05/16/18                                               6,500   6,831,155
    1.875%, 01/15/19                                               5,000   5,009,795
Phillips 66
    2.950%, 05/01/17                                               5,000   5,021,280
PNC Bank NA
    1.500%, 02/23/18                                               3,560   3,556,735
Provident Cos., Inc.
    7.000%, 07/15/18                                               3,298   3,527,633
Prudential Financial, Inc.
    6.000%, 12/01/17                                                 518     537,125
QUALCOMM, Inc.
    1.400%, 05/18/18                                               1,000     998,977
Republic Services, Inc.
    5.500%, 09/15/19                                               1,167   1,268,383
Reynolds American, Inc.
    2.300%, 06/12/18                                               5,850   5,885,182

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
UNITED STATES -- (Continued)
Roper Technologies, Inc.
    2.050%, 10/01/18                                             $ 1,500 $ 1,506,714
Ryder System, Inc.
    2.550%, 06/01/19                                               2,400   2,424,329
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19                                               2,000   2,025,824
Southern Co. (The)
    1.300%, 08/15/17                                               3,000   2,999,778
    2.450%, 09/01/18                                               2,700   2,723,752
Southwest Airlines Co.
    2.750%, 11/06/19                                               5,980   6,082,736
Stryker Corp.
    1.300%, 04/01/18                                                 600     598,591
    2.000%, 03/08/19                                               8,000   8,014,368
SunTrust Banks, Inc.
    2.500%, 05/01/19                                               7,735   7,806,781
Symantec Corp.
    2.750%, 06/15/17                                               7,278   7,298,699
Target Corp.
    2.300%, 06/26/19                                              10,000  10,147,960
TD Ameritrade Holding Corp.
    5.600%, 12/01/19                                               1,000   1,095,588
Thermo Fisher Scientific, Inc.
    2.400%, 02/01/19                                               3,000   3,030,825
Total System Services, Inc.
    2.375%, 06/01/18                                               6,500   6,533,702
Toyota Motor Credit Corp.
    1.550%, 10/18/19                                              10,000   9,908,480
U.S. Bancorp
    2.200%, 04/25/19                                               5,000   5,043,770
U.S. Bank NA
    2.125%, 10/28/19                                               5,000   5,028,580
UnitedHealth Group, Inc.
    1.400%, 12/15/17                                                 956     956,130
    1.625%, 03/15/19                                               3,000   2,989,074
US Bancorp
    1.650%, 05/15/17                                                   1       1,001
US Bank NA
    1.400%, 04/26/19                                              11,300  11,195,396
Verizon Communications, Inc.
    3.650%, 09/14/18                                               5,000   5,160,300
    1.375%, 08/15/19                                               2,000   1,979,608
Viacom, Inc.
    2.200%, 04/01/19                                               5,000   4,988,225
Walgreens Boots Alliance, Inc.
    1.750%, 05/30/18                                               8,000   8,016,544
    2.700%, 11/18/19                                                 470     476,080
Walt Disney Co. (The)
    1.500%, 09/17/18                                               1,255   1,257,203
Wells Fargo & Co.
    1.500%, 01/16/18                                                 700     699,517

                                                                    FACE
                                                                   AMOUNT^
                                                                    (000)        VALUE+
                                                                  ---------- --------------
UNITED STATES -- (Continued)
Whirlpool Co.
     1.350%, 03/01/17                                             $    2,000 $    2,000,550
     1.650%, 11/01/17                                                  7,000      7,004,935
Zoetis, Inc.
     1.875%, 02/01/18                                                  6,564      6,572,500
                                                                             --------------
TOTAL UNITED STATES                                                             698,423,238
                                                                             --------------
TOTAL BONDS
                                                                              1,127,281,708
                                                                             --------------
AGENCY OBLIGATIONS -- (0.6%)
Federal Home Loan Bank
     1.625%, 06/14/19                                                 10,000     10,054,820
                                                                             --------------
U.S. TREASURY OBLIGATIONS -- (32.3%)
U.S. Treasury Notes
     1.375%, 06/30/18                                                 99,000     99,487,278
     0.875%, 06/15/19                                                 48,000     47,486,256
     0.875%, 09/15/19                                                168,000    165,775,344
     1.000%, 09/30/19                                                 19,000     18,804,813
     1.500%, 10/31/19                                                105,000    105,213,255
     1.000%, 11/15/19                                                115,000    113,656,800
                                                                             --------------
TOTAL U.S. TREASURY OBLIGATIONS                                                 550,423,746
                                                                             --------------
TOTAL INVESTMENT SECURITIES                                                   1,687,760,274
                                                                             --------------

                                                                   SHARES
                                                                  ----------
SECURITIES LENDING COLLATERAL -- (0.8%)
(S)@ DFA Short Term Investment Fund                                1,132,018     13,099,716
                                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $1,705,609,005)^^                                                      $1,700,859,990
                                                                             ==============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------------
                                                               LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                                             -----------  --------------  ------- --------------
Bonds
   Australia                                                          --  $   47,003,789    --    $   47,003,789
   Belgium                                                            --       9,718,327    --         9,718,327
   Canada                                                             --     103,659,257    --       103,659,257
   Denmark                                                            --      15,090,270    --        15,090,270
   Finland                                                            --       6,099,968    --         6,099,968
   France                                                             --      37,390,366    --        37,390,366
   Germany                                                            --      20,640,348    --        20,640,348
   Ireland                                                            --       7,819,517    --         7,819,517
   Italy                                                              --       8,567,966    --         8,567,966
   Japan                                                              --      33,881,792    --        33,881,792
   Netherlands                                                        --      42,911,289    --        42,911,289
   Norway                                                             --       6,045,040    --         6,045,040
   Spain                                                              --      10,499,822    --        10,499,822
   Sweden                                                             --      27,073,153    --        27,073,153
   Switzerland                                                        --      20,007,928    --        20,007,928
   United Kingdom                                                     --      32,449,638    --        32,449,638
   United States                                                      --     698,423,238    --       698,423,238
Agency Obligations                                                    --      10,054,820    --        10,054,820
U.S. Treasury Obligations                                             --     550,423,746    --       550,423,746
Securities Lending Collateral                                         --      13,099,716    --        13,099,716
Swap Agreements**                                                     --      (5,637,738)   --        (5,637,738)
Futures Contracts**                                          $(1,747,545)             --    --        (1,747,545)
                                                             -----------  --------------    --    --------------
TOTAL                                                        $(1,747,545) $1,695,222,252    --    $1,693,474,707
                                                             ===========  ==============    ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                      DFA ONE-YEAR FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                  FACE
                                                                 AMOUNT
                                                                 (000)      VALUE+
                                                                 ------- ------------
AGENCY OBLIGATIONS -- (9.1%)
Federal Home Loan Bank
    1.375%, 03/09/18                                             $43,500 $ 43,695,097
    1.250%, 06/08/18                                              90,000   90,225,630
    0.625%, 08/07/18                                              50,000   49,614,400
    0.875%, 10/01/18                                              61,500   61,205,907
    1.750%, 12/14/18                                              70,730   71,344,432
Federal Home Loan Mortgage Corporation
    0.750%, 04/09/18                                              20,000   19,942,580
    0.875%, 10/12/18                                              40,000   39,809,200
Federal National Mortgage Association
    0.875%, 03/28/18                                              20,000   19,989,220
    1.125%, 07/20/18                                              20,000   20,013,240
    1.875%, 09/18/18                                              90,000   91,037,520
    1.125%, 10/19/18                                              70,000   69,945,610
    1.125%, 12/14/18                                              65,000   64,879,555
                                                                         ------------
TOTAL AGENCY OBLIGATIONS                                                  641,702,391
                                                                         ------------
BONDS -- (73.5%)
3M Co.
    1.000%, 06/26/17                                               5,357    5,360,921
African Development Bank
    0.750%, 11/03/17                                               3,500    3,489,185
    1.625%, 10/02/18                                               9,000    9,032,337
#   1.000%, 11/02/18                                               6,550    6,503,364
Agence Francaise de Developpement
    1.625%, 10/04/17                                              22,250   22,294,544
Alberta, Province of Canada
    1.000%, 06/21/17                                              10,897   10,887,999
ANZ New Zealand International Ltd.
    1.400%, 04/27/17                                              19,500   19,513,845
Apple, Inc.
    0.900%, 05/12/17                                               7,445    7,446,556
#   1.300%, 02/23/18                                              22,000   22,033,792
    1.000%, 05/03/18                                              15,245   15,194,249
Apple, Inc. Floating Rate Note
(r) 1.285%, 05/03/18                                               4,700    4,713,019
Asian Development Bank
    2.250%, 08/18/17                                              25,000   25,160,950
    0.875%, 04/26/18                                              19,000   18,910,396
    1.875%, 10/23/18                                              10,000   10,084,460
Australia & New Zealand Banking Group, Ltd.
    1.250%, 06/13/17                                              31,025   31,030,926
    1.875%, 10/06/17                                              29,800   29,908,859
    1.450%, 05/15/18                                               3,501    3,485,736
    2.000%, 11/16/18                                               5,215    5,229,706
Bank Nederlandse Gemeenten NV
    0.875%, 02/21/17                                              51,960   51,956,259
    1.375%, 09/27/17                                              40,000   40,047,440

                                                                   FACE
                                                                  AMOUNT
                                                                  (000)     VALUE+
                                                                  ------- -----------
##   1.000%, 02/12/18                                             $31,130 $31,027,520
     1.375%, 03/19/18                                              15,500  15,504,402
##   1.125%, 05/25/18                                              18,500  18,435,453
##   1.000%, 09/20/18                                              24,500  24,320,978
Bank of Montreal
     1.400%, 09/11/17                                              32,500  32,540,917
     1.400%, 04/10/18                                               9,000   8,982,369
     1.350%, 08/28/18                                               4,000   3,976,388
Bank of Montreal Floating Rate Note
(r)  1.411%, 09/01/17                                              48,700  48,782,887
#(r) 1.609%, 04/09/18                                              15,000  15,054,030
Bank of Nova Scotia (The)
     1.300%, 07/21/17                                              29,038  29,064,860
     2.050%, 10/30/18                                               4,000   4,023,032
Bank of Nova Scotia (The) Floating Rate Note
(r)  1.325%, 04/11/17                                              24,000  24,017,496
Berkshire Hathaway Finance Corp.
#    1.600%, 05/15/17                                              33,982  34,039,566
#    1.450%, 03/07/18                                              16,900  16,919,976
Berkshire Hathaway Finance Corp. Floating Rate Note
(r)  1.318%, 01/12/18                                              16,000  16,048,624
(r)  1.498%, 03/07/18                                              68,782  69,165,322
Berkshire Hathaway, Inc.
#    1.550%, 02/09/18                                              12,850  12,877,242
Berkshire Hathaway, Inc. Floating Rate Note
(r)  1.031%, 08/06/18                                               8,747   8,757,470
Caisse des Depots et Consignations
     1.000%, 03/13/17                                              18,000  17,999,064
     1.125%, 11/13/17                                               3,400   3,392,540
     1.250%, 06/04/18                                              15,000  14,943,375
Chevron Corp.
     1.344%, 11/09/17                                              59,725  59,810,586
     1.345%, 11/15/17                                               2,035   2,035,832
     1.365%, 03/02/18                                              58,737  58,698,938
     1.790%, 11/16/18                                               4,000   4,016,460
Chevron Corp. Floating Rate Note
(r)  1.411%, 05/16/18                                              15,192  15,260,091
Cisco Systems, Inc.
#    1.100%, 03/03/17                                               4,376   4,377,672
#    1.400%, 02/28/18                                              62,271  62,367,146
     1.650%, 06/15/18                                              37,914  38,053,486
Coca-Cola Co. (The)
     0.875%, 10/27/17                                              31,200  31,190,796
     1.650%, 03/14/18                                              11,185  11,230,814
Commonwealth Bank of Australia
     1.900%, 09/18/17                                              27,727  27,836,965
     1.625%, 03/12/18                                               1,500   1,499,603
###  1.375%, 09/06/18                                              26,608  26,435,527
     2.500%, 09/20/18                                              13,110  13,259,874

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED


                                                                    FACE
                                                                   AMOUNT
                                                                   (000)     VALUE+
                                                                   ------- -----------
Commonwealth Bank of Australia Floating Rate Note
(r)## 1.824%, 11/02/18                                             $ 3,950 $ 3,973,763
Cooperatieve Rabobank UA
      1.700%, 03/19/18                                               9,900   9,900,574
#     2.250%, 01/14/19                                               7,975   8,014,508
Development Bank of Japan, Inc.
      5.125%, 02/01/17                                              11,500  11,500,000
      5.125%, 02/01/17                                              54,300  54,300,000
      1.500%, 03/13/17                                              14,050  14,048,497
Dexia Credit Local SA
      2.250%, 01/30/19                                               9,706   9,745,678
Erste Abwicklungsanstalt
      1.000%, 02/27/17                                              75,200  75,192,179
      1.000%, 10/13/17                                              23,800  23,745,926
      1.250%, 03/15/18                                              15,000  14,953,110
European Bank for Reconstruction & Development
      1.000%, 02/16/17                                              25,386  25,387,295
#     1.625%, 11/15/18                                              60,761  60,977,674
European Investment Bank
#     5.125%, 05/30/17                                               9,500   9,628,250
      1.625%, 06/15/17                                              50,000  50,109,000
#     1.000%, 08/17/17                                               9,200   9,194,360
#     1.125%, 09/15/17                                              48,200  48,188,239
      1.000%, 12/15/17                                               2,351   2,345,701
      1.000%, 03/15/18                                              18,500  18,445,610
      1.125%, 08/15/18                                              49,500  49,313,385
      1.625%, 12/18/18                                              10,000  10,030,030
Export Development Canada
##    0.625%, 04/27/17                                               8,700   8,693,727
      0.625%, 04/27/17                                              10,600  10,590,068
      0.750%, 12/15/17                                              11,000  10,961,621
      1.500%, 10/03/18                                              10,000  10,022,470
#     1.000%, 11/01/18                                               9,000   8,945,460
Exxon Mobil Corp.
#     1.439%, 03/01/18                                              84,390  84,526,796
Exxon Mobil Corp. Floating Rate Note
(r)   1.537%, 02/28/18                                              19,109  19,236,075
(r)   0.981%, 03/01/18                                              93,475  93,521,737
FMS Wertmanagement AoeR
      1.125%, 09/05/17                                              89,753  89,742,589
      1.000%, 11/21/17                                              23,965  23,924,595
General Electric Co.
#     5.625%, 09/15/17                                              10,000  10,276,640
#     5.250%, 12/06/17                                              40,360  41,708,024
      1.625%, 04/02/18                                               8,500   8,523,154
#     5.625%, 05/01/18                                              71,827  75,481,701
Inter-American Development Bank
      1.250%, 01/16/18                                              56,331  56,419,496
      0.875%, 03/15/18                                              16,555  16,486,661

                                                                   FACE
                                                                  AMOUNT
                                                                  (000)      VALUE+
                                                                 -------- ------------
Inter-American Development Bank Floating Rate Note
(r) 0.813%, 11/26/18                                             $ 10,000 $  9,974,500
International Bank for Reconstruction & Development
    0.625%, 05/02/17                                               16,000   15,985,920
    1.000%, 11/15/17                                                7,000    6,988,737
    1.000%, 10/05/18                                               22,000   21,919,304
International Business Machines Corp.
#   1.250%, 02/08/18                                               11,515   11,511,200
Japan Bank for International Cooperation
    1.125%, 07/19/17                                               46,750   46,682,960
Japan Finance Organization for Municipalities
    1.500%, 09/12/17                                               15,308   15,293,565
Kommunalbanken A.S.
    1.375%, 06/08/17                                               57,800   57,858,205
    1.000%, 09/26/17                                               20,500   20,473,678
    1.000%, 03/15/18                                                6,000    5,977,620
##  1.000%, 03/15/18                                                1,050    1,046,354
    1.125%, 05/23/18                                               14,500   14,449,496
##  1.125%, 05/23/18                                                1,700    1,694,006
Kommunekredit
    1.125%, 01/16/18                                               11,700   11,683,620
    1.125%, 03/15/18                                                3,778    3,769,515
    1.500%, 01/15/19                                                4,000    3,993,812
Kommuninvest I Sverige AB
### 1.000%, 04/11/17                                                7,000    6,999,930
    1.000%, 04/11/17                                               35,000   34,999,650
    1.000%, 10/24/17                                               28,500   28,453,345
    1.000%, 01/29/18                                               38,000   37,885,620
    1.125%, 10/09/18                                               35,860   35,673,134
    1.000%, 11/13/18                                               33,000   32,738,211
Kreditanstalt fuer Wiederaufbau
    0.750%, 03/17/17                                               79,300   79,297,938
    2.750%, 07/27/17                                               25,000   25,203,800
#   0.875%, 09/05/17                                               19,000   18,975,756
    0.875%, 11/16/17                                                5,000    4,988,785
    2.375%, 12/22/17                                               11,600   11,721,626
    4.375%, 03/15/18                                                9,000    9,309,510
    1.000%, 09/07/18                                               18,000   17,893,962
    1.125%, 11/16/18                                                6,000    5,969,466
Landeskreditbank Baden-Wuerttemberg Foerderbank
    0.875%, 04/10/17                                               21,400   21,394,693
    1.625%, 04/25/17                                              155,854  156,075,936
    1.000%, 04/23/18                                                8,750    8,712,550
Landwirtschaftliche Rentenbank
    0.875%, 09/12/17                                               30,280   30,239,667
Merck & Co., Inc. Floating Rate Note
(r) 1.269%, 05/18/18                                               19,430   19,513,840

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED


                                                                     FACE
                                                                    AMOUNT
                                                                    (000)      VALUE+
                                                                   -------- ------------
Microsoft Corp.
      0.875%, 11/15/17                                             $  4,532 $  4,526,462
      1.300%, 11/03/18                                               12,709   12,690,534
Municipality Finance P.L.C.
      1.125%, 04/17/18                                               55,375   55,220,227
##    1.250%, 09/10/18                                              104,500  104,145,013
      1.250%, 09/10/18                                               48,520   48,355,178
National Australia Bank, Ltd.
      2.750%, 03/09/17                                               10,930   10,951,674
#     1.250%, 03/17/17                                                5,000    5,002,275
      1.875%, 07/23/18                                               20,180   20,223,125
National Australia Bank, Ltd. Floating Rate Note
(r)## 1.363%, 03/17/17                                               34,165   34,185,260
(r)## 1.681%, 07/23/18                                                7,450    7,471,978
(r)   1.681%, 07/23/18                                                3,250    3,259,588
Nederlandse Waterschapsbank NV
      1.250%, 09/18/17                                               20,000   20,008,960
      1.250%, 01/16/18                                               36,000   35,982,504
      1.500%, 04/16/18                                                9,000    9,012,312
##    1.500%, 04/16/18                                                4,200    4,205,746
      0.875%, 07/13/18                                               10,000    9,920,140
##    1.500%, 01/23/19                                               12,900   12,875,232
Nestle Holdings, Inc.
      1.375%, 06/21/17                                               13,503   13,511,750
Netherlands Government Bond
      1.000%, 02/24/17                                               15,700   15,700,000
Nordea Bank AB
      3.125%, 03/20/17                                               12,500   12,537,125
##    3.125%, 03/20/17                                                7,092    7,113,063
##    1.875%, 09/17/18                                                2,018    2,017,572
      1.875%, 09/17/18                                                  982      981,792
Nordic Investment Bank
      1.000%, 03/07/17                                               38,700   38,706,579
      1.125%, 03/19/18                                               35,000   34,952,015
      0.875%, 09/27/18                                                9,500    9,425,662
NRW Bank
      1.000%, 05/22/17                                               10,000    9,999,170
      1.375%, 08/20/18                                               25,000   24,956,550
      1.250%, 10/01/18                                                4,954    4,931,395
Oesterreichische Kontrollbank AG
      0.750%, 05/19/17                                               74,100   74,043,388
      1.125%, 05/29/18                                               24,400   24,318,358
Ontario, Province of Canada
#     1.100%, 10/25/17                                               62,951   62,888,238
      3.150%, 12/15/17                                               20,059   20,373,044
      1.200%, 02/14/18                                               45,500   45,432,205
#     3.000%, 07/16/18                                               15,060   15,386,094
#     2.000%, 09/27/18                                               61,780   62,249,713
Pfizer, Inc.
      1.200%, 06/01/18                                              110,000  109,831,150

                                                                    FACE
                                                                   AMOUNT
                                                                   (000)      VALUE+
                                                                  -------- ------------
Precision Castparts Corp.
#    1.250%, 01/15/18                                             $ 10,000 $  9,997,590
Province of British Columbia Canada
#    1.200%, 04/25/17                                               24,000   24,012,168
Quebec, Province of Canada
#    4.625%, 05/14/18                                               15,491   16,113,181
Royal Bank of Canada
     1.400%, 10/13/17                                               12,000   11,998,092
     1.500%, 06/07/18                                               59,000   58,913,565
     2.200%, 07/27/18                                               23,318   23,520,447
     1.800%, 07/30/18                                               11,915   11,940,546
     2.000%, 12/10/18                                                4,635    4,655,116
Royal Bank of Canada Floating Rate Note
(r)  1.439%, 10/31/18                                               45,000   44,984,565
(r)  1.422%, 01/10/19                                                3,000    3,001,536
Sanofi
#    1.250%, 04/10/18                                                9,963    9,965,820
Shell International Finance BV
#    1.125%, 08/21/17                                                2,430    2,429,745
#    1.250%, 11/10/17                                               20,088   20,099,189
#    1.900%, 08/10/18                                               17,000   17,097,138
     1.625%, 11/10/18                                               19,100   19,100,229
State of North Rhine-Westphalia
     1.125%, 11/21/17                                               32,300   32,269,799
     1.250%, 02/20/18                                                7,800    7,786,436
Statoil ASA
#    1.250%, 11/09/17                                                7,000    6,993,784
#    1.200%, 01/17/18                                                5,170    5,157,794
#    1.150%, 05/15/18                                                8,950    8,896,282
Svensk Exportkredit AB
     5.125%, 03/01/17                                               34,244   34,356,389
     1.750%, 05/30/17                                               10,000   10,023,400
     1.125%, 04/05/18                                              101,060  100,778,851
Svenska Handelsbanken AB
     2.500%, 01/25/19                                                5,000    5,059,495
Sweden Government International Bond
     0.875%, 08/15/17                                               34,500   34,453,114
Toronto-Dominion Bank (The)
     1.625%, 03/13/18                                               19,300   19,339,604
#    1.400%, 04/30/18                                               86,471   86,353,399
     1.750%, 07/23/18                                               11,785   11,810,915
#    1.450%, 09/06/18                                               28,000   27,890,884
#    2.625%, 09/10/18                                               29,926   30,344,485
#    1.950%, 01/22/19                                               12,100   12,132,622
Toronto-Dominion Bank (The) Floating Rate Note
#(r) 1.589%, 04/30/18                                                5,500    5,520,328
Total Capital International SA
#    1.550%, 06/28/17                                               13,000   13,018,122

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED


                                                                    FACE
                                                                   AMOUNT
                                                                   (000)       VALUE+
                                                                  -------- --------------
Toyota Motor Credit Corp.
     1.125%, 05/16/17                                             $ 14,900 $   14,906,005
     1.750%, 05/22/17                                               32,400     32,460,556
     1.250%, 10/05/17                                               17,825     17,828,921
     1.200%, 04/06/18                                                6,254      6,233,793
     1.550%, 07/13/18                                                3,450      3,451,197
     2.000%, 10/24/18                                                8,865      8,920,681
#    1.700%, 01/09/19                                               29,700     29,769,825
     2.100%, 01/17/19                                                5,000      5,038,400
Toyota Motor Credit Corp. Floating Rate Note
(r)  1.385%, 04/06/18                                               15,500     15,531,496
#(r) 1.482%, 07/13/18                                                1,995      2,003,082
(r)  1.269%, 01/09/19                                               12,970     12,980,078
USAA Capital Corp. Floating Rate Note
##   1.251%, 02/01/19                                               23,000     23,000,690
Wal-Mart Stores, Inc.
     1.125%, 04/11/18                                               37,000     36,942,021
Westpac Banking Corp.
#    1.200%, 05/19/17                                                  657        657,444
#    2.000%, 08/14/17                                               23,367     23,456,519
#    1.500%, 12/01/17                                               27,000     27,018,171
     1.550%, 05/25/18                                               19,107     19,077,231
     2.250%, 07/30/18                                               19,869     20,006,513
     1.950%, 11/23/18                                                4,443      4,447,399
     2.250%, 01/17/19                                               19,804     19,919,319
Westpac Banking Corp. Floating Rate Note
(r)  1.241%, 05/19/17                                               10,000     10,009,330
(r)  1.301%, 12/01/17                                               21,277     21,298,022
(r)  1.779%, 07/30/18                                               42,655     42,891,565
(r)  1.660%, 11/23/18                                               15,500     15,600,037
                                                                           --------------
TOTAL BONDS                                                                 5,192,490,344
                                                                           --------------
U.S. TREASURY OBLIGATIONS -- (8.2%)
U.S. Treasury Notes
     1.750%, 10/31/18                                                9,000      9,095,274
     1.250%, 11/15/18                                              162,000    162,246,726
     1.250%, 11/30/18                                              185,000    185,260,110
     1.250%, 12/15/18                                               70,000     70,079,310
     1.375%, 12/31/18                                              115,000    115,395,370
     1.125%, 01/15/19                                               35,000     34,946,695
                                                                           --------------
TOTAL U.S. TREASURY OBLIGATIONS                                               577,023,485
                                                                           --------------
TOTAL INVESTMENT SECURITIES                                                 6,411,216,220
                                                                           --------------
CERTIFICATES OF DEPOSIT -- (4.4%)
Bank of Montreal
     1.260%, 06/16/17                                               74,000     74,053,206
     1.670%, 03/16/18                                               26,000     25,992,590

                                                                     FACE
                                                                    AMOUNT
                                                                    (000)         VALUE+
                                                                  ----------- --------------
Cooperatieve Rabobank UA
     1.411%, 08/16/17                                             $    30,000 $   30,051,690
Nordea Bank AB
     1.182%, 02/13/17                                                 100,000    100,017,600
     1.369%, 08/18/17                                                  22,000     22,033,462
     1.484%, 11/07/18                                                  20,000     19,993,060
Royal Bank of Canada
     1.696%, 03/22/18                                                  40,000     40,075,960
                                                                              --------------
TOTAL CERTIFICATES OF DEPOSIT                                                    312,217,568
                                                                              --------------
COMMERCIAL PAPER -- (1.9%)
Nordea Bank Finland NY
     1.610%, 05/02/18                                                  40,000     39,982,520
Oversea-Chinese Banking Corp., Ltd.
##   1.020%, 04/18/17                                                  20,000     19,963,435
Province of British Columbia Canada
     0.950%, 03/31/17                                                  10,000      9,988,741
PSP Capital, Inc.
##   0.950%, 04/17/17                                                  20,000     19,965,969
Svenska Handelsbanken AB
##   1.200%, 02/24/17                                                  25,000     24,988,367
Swedbank AB
     1.160%, 02/22/17                                                  15,000     14,994,069
                                                                              --------------
TOTAL COMMERCIAL PAPER                                                           129,883,101
                                                                              --------------

                                                                    SHARES
                                                                  -----------
TEMPORARY CASH INVESTMENTS -- (1.4%)
     State Street Institutional U.S. Government Money Market
       Fund, 0.420%                                                96,992,649     96,992,649
                                                                              --------------
SECURITIES LENDING COLLATERAL -- (1.5%)
(S)@ DFA Short Term Investment Fund                                 9,344,080    108,129,695
                                                                              --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,066,138,370)^^                                                     $7,058,439,233
                                                                              ==============

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------------
                                                               LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                                             -----------   -------------- ------- --------------
Agency Obligations                                                    --   $  641,702,391   --    $  641,702,391
Bonds                                                                 --    5,192,490,344   --     5,192,490,344
U.S. Treasury Obligations                                             --      577,023,485   --       577,023,485
Certificates of Deposit                                               --      312,217,568   --       312,217,568
Commercial Paper                                                      --      129,883,101   --       129,883,101
Temporary Cash Investments                                   $96,992,649               --   --        96,992,649
Securities Lending Collateral                                         --      108,129,695   --       108,129,695
                                                             -----------   --------------   --    --------------
TOTAL                                                        $96,992,649   $6,961,446,584   --    $7,058,439,233
                                                             ===========   ==============   ==    ==============

                  DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                    FACE
                                                                   AMOUNT^
                                                                    (000)     VALUE+
                                                                   ------- ------------
BONDS -- (83.0%)
AUSTRALIA -- (6.5%)
ANZ New Zealand International Ltd.
      1.400%, 04/27/17                                             $15,680 $ 15,691,133
Australia & New Zealand Banking Group, Ltd.
      1.250%, 06/13/17                                              23,110   23,114,414
      1.875%, 10/06/17                                              16,140   16,198,959
      1.500%, 01/16/18                                               5,150    5,150,881
Commonwealth Bank of Australia
      1.400%, 09/08/17                                              11,590   11,597,580
      1.900%, 09/18/17                                              22,298   22,386,434
##    1.375%, 09/06/18                                              26,214   26,044,081
      2.500%, 09/20/18                                              15,674   15,853,185
      1.750%, 11/02/18                                              15,130   15,137,656
Commonwealth Bank of Australia Floating Rate Note
(r)## 1.824%, 11/02/18                                               5,470    5,502,907
National Australia Bank, Ltd.
      2.750%, 03/09/17                                              44,325   44,412,896
##    1.300%, 06/30/17                                               4,670    4,672,158
      1.875%, 07/23/18                                               5,800    5,812,395
      2.300%, 07/25/18                                               5,300    5,339,066
National Australia Bank, Ltd. Floating Rate Note
(r)   1.681%, 07/23/18                                               3,000    3,008,850
Westpac Banking Corp.
      2.000%, 08/14/17                                              17,539   17,606,192
      1.500%, 12/01/17                                              15,744   15,754,596
      1.600%, 01/12/18                                               2,500    2,502,597
      1.550%, 05/25/18                                              17,211   17,184,185
      2.250%, 07/30/18                                              21,369   21,516,895
      2.250%, 01/17/19                                              24,018   24,157,857
                                                                           ------------
TOTAL AUSTRALIA                                                             318,644,917
                                                                           ------------
AUSTRIA -- (0.3%)
Oesterreichische Kontrollbank AG
      1.125%, 05/29/18                                              17,500   17,441,445
                                                                           ------------
BELGIUM -- (0.2%)
Dexia Credit Local SA
      2.250%, 01/30/19                                              10,944   10,988,739
                                                                           ------------
CANADA -- (13.0%)
Bank of Montreal
      1.400%, 09/11/17                                              23,200   23,229,209
      1.400%, 04/10/18                                               5,500    5,489,225
      1.473%, 04/17/18                                              50,000   50,041,600
      1.800%, 07/31/18                                               7,575    7,584,620
      1.350%, 08/28/18                                              49,115   48,825,074
Bank of Nova Scotia (The)
      1.300%, 07/21/17                                              19,844   19,862,356

                                                                    FACE
                                                                   AMOUNT^
                                                                    (000)      VALUE+
                                                                   -------- ------------
CANADA -- (Continued)
      2.050%, 10/30/18                                             $ 17,632 $ 17,733,525
Export Development Canada
      1.500%, 10/03/18                                               33,700   33,775,724
      1.000%, 11/01/18                                                5,475    5,441,821
Ontario, Province of Canada
      1.100%, 10/25/17                                               67,327   67,259,875
      3.150%, 12/15/17                                               16,000   16,250,496
      1.200%, 02/14/18                                               25,317   25,279,278
      3.000%, 07/16/18                                               21,910   22,384,417
      2.000%, 09/27/18                                               12,000   12,091,236
Quebec, Province of Canada
      4.625%, 05/14/18                                               10,792   11,225,450
Royal Bank of Canada
#     1.400%, 10/13/17                                               23,000   22,996,343
      1.500%, 06/07/18                                               64,435   64,340,603
      2.200%, 07/27/18                                               16,375   16,517,168
      1.800%, 07/30/18                                               14,708   14,739,534
Royal Bank of Canada Floating Rate Note
(r)   1.439%, 10/31/18                                                6,000    5,997,942
Toronto-Dominion Bank (The)
      1.625%, 03/13/18                                               31,421   31,485,476
      1.625%, 03/13/18                                               11,375   11,393,098
      1.400%, 04/30/18                                               22,644   22,613,204
      1.750%, 07/23/18                                               14,066   14,096,931
      1.450%, 09/06/18                                               33,820   33,688,203
      2.625%, 09/10/18                                               23,871   24,204,812
      1.950%, 01/22/19                                                6,500    6,517,524
                                                                            ------------
TOTAL CANADA                                                                 635,064,744
                                                                            ------------
DENMARK -- (2.0%)
Kommunekredit
      1.125%, 01/16/18                                               12,700   12,682,220
      1.125%, 03/15/18                                                7,000    6,984,278
      1.250%, 08/27/18                                               54,500   54,326,308
      1.500%, 01/15/19                                               10,000    9,984,530
Nordea Bank AB
      3.125%, 03/20/17                                                6,245    6,263,548
Nordea Bank AB Floating Rate Note
(r)## 1.833%, 09/17/18                                                6,500    6,538,591
                                                                            ------------
TOTAL DENMARK                                                                 96,779,475
                                                                            ------------
FINLAND -- (3.0%)
Municipality Finance P.L.C.
      1.125%, 04/17/18                                              107,200  106,900,376
##    1.250%, 09/10/18                                               28,800   28,702,166
      1.250%, 09/10/18                                               10,280   10,245,079
                                                                            ------------
TOTAL FINLAND                                                                145,847,621
                                                                            ------------

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)      VALUE+
                                                                 -------- ------------
FRANCE -- (1.4%)
Agence Francaise de Developpement
    1.625%, 10/04/17                                             $ 26,614 $ 26,667,281
Caisse des Depots et Consignations
    1.125%, 11/13/17                                                3,200    3,192,979
    1.500%, 11/13/18                                                5,000    4,989,500
Sanofi
    1.250%, 04/10/18                                               11,638   11,641,294
Total Capital Canada, Ltd.
    1.450%, 01/15/18                                                2,638    2,640,377
Total Capital International SA
    1.550%, 06/28/17                                                9,800    9,813,661
    2.125%, 01/10/19                                                8,000    8,055,544
Total Capital SA
    2.125%, 08/10/18                                                1,699    1,714,483
                                                                          ------------
TOTAL FRANCE                                                                68,715,119
                                                                          ------------
GERMANY -- (10.0%)
Erste Abwicklungsanstalt
    1.000%, 10/13/17                                               23,000   22,947,744
    1.125%, 02/12/18                                               37,000   36,848,707
    1.250%, 03/15/18                                                9,200    9,171,241
FMS Wertmanagement AoeR
    1.000%, 11/21/17                                               13,977   13,953,435
    1.625%, 11/20/18                                               20,000   20,063,880
KFW
    1.000%, 01/26/18                                               13,929   13,902,939
Kreditanstalt fuer Wiederaufbau
    4.375%, 03/15/18                                               13,250   13,705,668
    1.000%, 09/07/18                                               78,800   78,335,789
    1.125%, 11/16/18                                               39,000   38,801,529
Landeskreditbank Baden-Wuerttemberg Foerderbank
    1.000%, 04/23/18                                              106,900  106,442,468
Landwirtschaftliche Rentenbank
    1.875%, 09/17/18                                               10,000   10,073,900
NRW Bank
    1.375%, 08/20/18                                               25,019   24,975,517
    1.250%, 10/01/18                                               13,463   13,401,568
State of North Rhine-Westphalia
    1.125%, 11/21/17                                               49,000   48,954,185
    1.250%, 02/20/18                                               41,200   41,128,353
                                                                          ------------
TOTAL GERMANY                                                              492,706,923
                                                                          ------------
JAPAN -- (6.0%)
Development Bank of Japan, Inc.
    5.125%, 02/01/17                                               14,000   14,000,000
    1.500%, 03/13/17                                               64,030   64,023,149
Japan Bank for International Cooperation
    1.125%, 07/19/17                                               79,600   79,485,854

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)     VALUE+
                                                                 ------- ------------
JAPAN -- (Continued)
Japan Finance Organization for Municipalities
    1.500%, 09/12/17                                             $14,090 $ 14,076,713
Nippon Telegraph & Telephone Corp.
    1.400%, 07/18/17                                               5,000    5,000,580
    1.400%, 07/18/17                                               3,645    3,645,372
Toyota Motor Credit Corp.
    1.125%, 05/16/17                                               9,311    9,314,752
    1.250%, 10/05/17                                              39,975   39,983,794
    1.375%, 01/10/18                                              10,933   10,936,597
    1.450%, 01/12/18                                              27,041   27,065,634
    1.200%, 04/06/18                                              12,633   12,592,183
#   2.000%, 10/24/18                                              15,349   15,445,407
                                                                         ------------
TOTAL JAPAN                                                               295,570,035
                                                                         ------------
NETHERLANDS -- (7.9%)
Bank Nederlandse Gemeenten NV
##  1.000%, 02/12/18                                              27,900   27,808,153
    1.375%, 03/19/18                                              55,698   55,713,819
##  1.125%, 05/25/18                                              20,000   19,930,220
##  1.000%, 09/20/18                                               5,000    4,963,465
##  1.375%, 01/28/19                                               5,000    4,977,100
Cooperatieve Rabobank UA
    1.700%, 03/19/18                                              23,878   23,879,385
    2.250%, 01/14/19                                               7,975    8,014,508
Nederlandse Waterschapsbank NV
    1.250%, 09/18/17                                              22,040   22,049,874
    1.250%, 01/16/18                                              33,500   33,483,719
##  1.500%, 04/16/18                                               3,160    3,164,323
    1.500%, 04/16/18                                              44,000   44,060,192
    1.500%, 04/16/18                                               5,000    5,006,840
    0.875%, 07/13/18                                              23,280   23,094,086
##  1.500%, 01/23/19                                              10,000    9,980,800
Shell International Finance BV
#   1.125%, 08/21/17                                              12,000   11,998,740
    1.125%, 08/21/17                                               2,750    2,749,681
    1.250%, 11/10/17                                              25,160   25,174,014
    1.900%, 08/10/18                                              43,230   43,477,016
    1.625%, 11/10/18                                              13,100   13,100,157
    2.000%, 11/15/18                                               2,956    2,976,509
                                                                         ------------
TOTAL NETHERLANDS                                                         385,602,601
                                                                         ------------
NORWAY -- (2.4%)
Kommunalbanken A.S.
    1.000%, 03/15/18                                              10,750   10,709,902
##  1.000%, 03/15/18                                                 800      797,222
    1.125%, 05/23/18                                              72,450   72,197,657
Statoil ASA
    3.125%, 08/17/17                                               7,281    7,356,759
    1.250%, 11/09/17                                               9,000    8,992,008

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                                      FACE
                                                                     AMOUNT^
                                                                      (000)      VALUE+
                                                                     -------- ------------
NORWAY -- (Continued)
    1.200%, 01/17/18                                                 $  5,170 $  5,157,794
    1.150%, 05/15/18                                                   10,268   10,206,371
    1.950%, 11/08/18                                                      556      558,563
                                                                              ------------
TOTAL NORWAY                                                                   115,976,276
                                                                              ------------
SINGAPORE -- (1.0%)
Singapore Government Bond
    0.500%, 04/01/18                                             SGD    7,000    4,936,034
    4.000%, 09/01/18                                             SGD   60,500   44,846,454
                                                                              ------------
TOTAL SINGAPORE                                                                 49,782,488
                                                                              ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (8.7%)
African Development Bank
    1.625%, 10/02/18                                                   29,536   29,642,123
    1.000%, 11/02/18                                                   17,750   17,623,620
Asian Development Bank
    0.875%, 04/26/18                                                   15,500   15,426,902
    1.875%, 10/23/18                                                    5,500    5,546,453
    1.375%, 01/15/19                                                   13,377   13,360,573
European Bank for Reconstruction & Development
    1.625%, 11/15/18                                                   98,874   99,226,585
European Investment Bank
    1.000%, 03/15/18                                                   16,000   15,952,960
    1.000%, 06/15/18                                                   11,200   11,149,634
    1.125%, 08/15/18                                                   79,250   78,951,227
    1.625%, 12/18/18                                                   32,700   32,798,198
Inter-American Development Bank
#   1.250%, 01/16/18                                                   47,405   47,479,473
    0.875%, 03/15/18                                                   10,000    9,958,720
International Bank for Reconstruction & Development
    1.000%, 10/05/18                                                   22,000   21,919,304
Nordic Investment Bank
    1.125%, 03/19/18                                                   15,500   15,478,750
    0.875%, 09/27/18                                                   10,000    9,921,750
                                                                              ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                                   424,436,272
                                                                              ------------
SWEDEN -- (5.7%)
Kommuninvest I Sverige AB
    1.000%, 01/29/18                                                   54,000   53,837,460
    1.000%, 06/20/18                                             SEK  100,000   11,624,081
    1.125%, 10/09/18                                                   54,000   53,718,606
    1.000%, 11/13/18                                                   14,000   13,888,938
Nordea Bank AB
##  1.625%, 05/15/18                                                    5,741    5,730,695
Svensk Exportkredit AB
    1.125%, 04/05/18                                                  107,185  106,886,811
Svenska Handelsbanken AB
    1.875%, 08/29/17                                             GBP    6,154    7,796,539

                                                                    FACE
                                                                   AMOUNT^
                                                                    (000)     VALUE+
                                                                   ------- ------------
SWEDEN -- (Continued)
    1.625%, 03/21/18                                               $18,592 $ 18,585,660
    2.500%, 01/25/19                                                10,155   10,275,835
                                                                           ------------
TOTAL SWEDEN                                                                282,344,625
                                                                           ------------
SWITZERLAND -- (0.1%)
Nestle Holdings, Inc.
    1.375%, 06/21/17                                                 2,939    2,940,904
                                                                           ------------
UNITED KINGDOM -- (1.7%)
Network Rail Infrastructure Finance P.L.C.
    1.750%, 01/24/19                                                14,333   14,367,285
    0.875%, 05/15/18                                                69,000   68,537,424
                                                                           ------------
TOTAL UNITED KINGDOM                                                         82,904,709
                                                                           ------------
UNITED STATES -- (13.1%)
Apple, Inc.
    1.300%, 02/23/18                                                 9,300    9,314,285
    1.000%, 05/03/18                                                 9,869    9,836,146
Berkshire Hathaway Finance Corp.
    1.450%, 03/07/18                                                25,705   25,735,383
    1.300%, 05/15/18                                                 3,630    3,629,118
    5.400%, 05/15/18                                                 4,400    4,628,206
Berkshire Hathaway, Inc.
    1.150%, 08/15/18                                                 2,073    2,063,427
Chevron Corp.
    1.344%, 11/09/17                                                23,416   23,449,555
    1.345%, 11/15/17                                                 5,135    5,137,100
    1.365%, 03/02/18                                                72,368   72,321,106
    1.790%, 11/16/18                                                 8,900    8,936,624
Cisco Systems, Inc.
    1.400%, 02/28/18                                                86,950   87,084,251
    1.650%, 06/15/18                                                46,249   46,419,150
Coca-Cola Co. (The)
    1.650%, 03/14/18                                                 6,480    6,506,542
    1.150%, 04/01/18                                                10,826   10,808,765
Exxon Mobil Corp.
    1.439%, 03/01/18                                                94,100   94,252,536
    1.305%, 03/06/18                                                12,658   12,661,886
General Electric Co.
    5.250%, 12/06/17                                                   600      620,040
    1.625%, 04/02/18                                                 5,000    5,013,620
    5.625%, 05/01/18                                                55,396   58,214,659
International Business Machines Corp.
    1.125%, 02/06/18                                                 7,250    7,243,765
    1.250%, 02/08/18                                                11,515   11,511,200
Microsoft Corp.
    1.300%, 11/03/18                                                 8,209    8,197,072

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                                     FACE
                                                                    AMOUNT^
                                                                     (000)        VALUE+
                                                                  ----------- --------------
UNITED STATES -- (Continued)
Pfizer, Inc.
     1.200%, 06/01/18                                             $    86,210 $   86,077,668
Precision Castparts Corp.
     1.250%, 01/15/18                                                  11,978     11,975,113
Toyota Motor Credit Corp.
     1.700%, 01/09/19                                                  29,000     29,068,179
Wal-Mart Stores, Inc.
     1.950%, 12/15/18                                                   1,371      1,383,244
                                                                              --------------
TOTAL UNITED STATES                                                              642,088,640
                                                                              --------------
TOTAL BONDS                                                                    4,067,835,533
                                                                              --------------
AGENCY OBLIGATIONS -- (7.8%)
Federal Home Loan Bank
     0.625%, 08/07/18                                                  35,000     34,730,080
     0.875%, 10/01/18                                                  46,800     46,576,202
     1.750%, 12/14/18                                                  63,500     64,051,624
     1.250%, 01/16/19                                                  35,000     35,002,310
Federal Home Loan Mortgage Corporation
     0.875%, 10/12/18                                                  35,000     34,833,050
Federal National Mortgage Association
     1.875%, 09/18/18                                                  40,000     40,461,120
#    1.125%, 10/19/18                                                  50,000     49,961,150
     1.625%, 11/27/18                                                  25,000     25,183,275
     1.125%, 12/14/18                                                  49,500     49,408,277
                                                                              --------------
TOTAL AGENCY OBLIGATIONS                                                         380,207,088
                                                                              --------------
U.S. TREASURY OBLIGATIONS -- (8.0%)
U.S. Treasury Notes
     0.750%, 08/31/18                                                  30,000     29,845,320
     1.750%, 10/31/18                                                  15,000     15,158,790
     1.250%, 11/15/18                                                  91,000     91,138,593
     1.250%, 11/30/18                                                  44,000     44,061,864
     1.250%, 12/15/18                                                  55,000     55,062,315
     1.375%, 12/31/18                                                  62,000     62,213,156
     1.125%, 01/15/19                                                  96,000     95,853,792
                                                                              --------------
TOTAL U.S. TREASURY OBLIGATIONS                                                  393,333,830
                                                                              --------------
TOTAL INVESTMENT SECURITIES                                                    4,841,376,451
                                                                              --------------

                                                                    SHARES
                                                                  -----------
SECURITIES LENDING COLLATERAL -- (0.2%)
(S)@ DFA Short Term Investment Fund                                   620,292      7,178,018
                                                                              --------------
CERTIFICATES OF DEPOSIT -- (1.0%)
#    Nordea Bank AB, 1.484%                                        50,000,000     49,982,650
                                                                              --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,910,131,205)^^                                                     $4,898,537,119
                                                                              ==============

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ----------------------------------------------
                                                             LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                                             ------- --------------  ------- --------------
Bonds
   Australia                                                   --    $  318,644,917    --    $  318,644,917
   Austria                                                     --        17,441,445    --        17,441,445
   Belgium                                                     --        10,988,739    --        10,988,739
   Canada                                                      --       635,064,744    --       635,064,744
   Denmark                                                     --        96,779,475    --        96,779,475
   Finland                                                     --       145,847,621    --       145,847,621
   France                                                      --        68,715,119    --        68,715,119
   Germany                                                     --       492,706,923    --       492,706,923
   Japan                                                       --       295,570,035    --       295,570,035
   Netherlands                                                 --       385,602,601    --       385,602,601
   Norway                                                      --       115,976,276    --       115,976,276
   Singapore                                                   --        49,782,488    --        49,782,488
   Supranational Organization Obligations                      --       424,436,272    --       424,436,272
   Sweden                                                      --       282,344,625    --       282,344,625
   Switzerland                                                 --         2,940,904    --         2,940,904
   United Kingdom                                              --        82,904,709    --        82,904,709
   United States                                               --       642,088,640    --       642,088,640
Agency Obligations                                             --       380,207,088    --       380,207,088
U.S. Treasury Obligations                                      --       393,333,830    --       393,333,830
Securities Lending Collateral                                  --         7,178,018    --         7,178,018
Certificates of Deposit                                        --        49,982,650    --        49,982,650
Forward Currency Contracts**                                   --        (1,607,947)   --        (1,607,947)
                                                               --    --------------    --    --------------
TOTAL                                                          --    $4,896,929,172    --    $4,896,929,172
                                                               ==    ==============    ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

             DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
BONDS -- (92.2%)

AUSTRALIA -- (3.6%)
Australia & New Zealand Banking Group, Ltd.
    2.700%, 11/16/20                                             $ 7,000 $ 7,035,784
Commonwealth Bank of Australia
    2.300%, 03/12/20                                               3,100   3,094,581
Macquarie Group, Ltd.
##  3.000%, 12/03/18                                               4,475   4,536,321
National Australia Bank, Ltd.
##  2.400%, 12/09/19                                              15,000  15,058,110
    2.625%, 01/14/21                                               1,905   1,907,080
Westpac Banking Corp.
    4.875%, 11/19/19                                               5,000   5,368,990
                                                                         -----------
TOTAL AUSTRALIA                                                           37,000,866
                                                                         -----------
BELGIUM -- (0.7%)
Anheuser-Busch InBev Worldwide, Inc.
#   5.375%, 01/15/20                                               7,000   7,632,639
                                                                         -----------
CANADA -- (7.1%)
Bank of Montreal
    1.900%, 08/27/21                                              10,000   9,724,190
Bank of Nova Scotia (The)
    2.050%, 06/05/19                                              10,000  10,020,810
    2.800%, 07/21/21                                                 420     424,058
Brookfield Asset Management, Inc.
    5.800%, 04/25/17                                               4,150   4,189,076
Goldcorp, Inc.
#   3.625%, 06/09/21                                                 500     513,145
Province of Ontario Canada
    1.875%, 05/21/20                                              10,000   9,959,950
Royal Bank of Canada
    2.150%, 03/06/20                                              17,197  17,157,481
Thomson Reuters Corp.
    6.500%, 07/15/18                                               4,700   5,013,890
Toronto-Dominion Bank (The)
    1.400%, 04/30/18                                               7,605   7,594,657
    2.250%, 11/05/19                                               9,000   9,046,710
                                                                         -----------
TOTAL CANADA                                                              73,643,967
                                                                         -----------
DENMARK -- (0.5%)
Danske Bank A.S.
##  2.800%, 03/10/21                                               5,000   5,036,760
                                                                         -----------
FRANCE -- (3.3%)
BPCE SA
    2.500%, 07/15/19                                               4,900   4,925,529
    2.250%, 01/27/20                                               2,000   1,989,166
Credit Agricole SA
##  2.750%, 06/10/20                                               5,000   5,025,875

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
FRANCE -- (Continued)
Electricite de France SA
##  2.350%, 10/13/20                                             $ 5,300 $ 5,259,571
Societe Generale SA
##  2.500%, 04/08/21                                               4,200   4,159,760
Total Capital SA
    4.450%, 06/24/20                                               8,000   8,618,136
    4.125%, 01/28/21                                               4,000   4,259,712
                                                                         -----------
TOTAL FRANCE                                                              34,237,749
                                                                         -----------
GERMANY -- (4.8%)
Bayer U.S. Finance LLC
##  2.375%, 10/08/19                                               5,000   5,015,785
BMW US Capital LLC
##  2.000%, 04/11/21                                               2,365   2,317,440
Deutsche Bank AG
    6.000%, 09/01/17                                               3,184   3,254,646
    2.950%, 08/20/20                                               1,000     993,823
FMS Wertmanagement AoeR
    1.000%, 11/21/17                                              20,000  19,966,280
Kreditanstalt fuer Wiederaufbau
    1.500%, 04/20/20                                              14,000  13,852,230
Volkswagen Group of America Finance LLC
### 2.400%, 05/22/20                                               3,625   3,597,454
                                                                         -----------
TOTAL GERMANY                                                             48,997,658
                                                                         -----------
IRELAND -- (0.4%)
Actavis, Inc.
    1.875%, 10/01/17                                               1,860   1,864,966
Medtronic, Inc.
    2.500%, 03/15/20                                               2,000   2,024,114
                                                                         -----------
TOTAL IRELAND                                                              3,889,080
                                                                         -----------
JAPAN -- (4.7%)
American Honda Finance Corp.
    2.450%, 09/24/20                                               5,000   5,032,375
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
##  2.350%, 09/08/19                                               3,000   3,002,784
Japan Finance Organization for Municipalities
    1.375%, 02/05/18                                               7,330   7,292,448
Mizuho Financial Group, Inc.
##  2.632%, 04/12/21                                               4,000   3,960,436
MUFG Union Bank NA
    2.625%, 09/26/18                                               5,245   5,296,071
Nissan Motor Acceptance Corp.
##  2.550%, 03/08/21                                               3,500   3,488,342
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19                                               2,600   2,619,211

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
JAPAN -- (Continued)
Sumitomo Mitsui Financial Group, Inc.
    2.058%, 07/14/21                                             $ 3,000 $ 2,903,640
Toyota Motor Credit Corp.
    1.900%, 04/08/21                                              15,650  15,365,013
                                                                         -----------
TOTAL JAPAN                                                               48,960,320
                                                                         -----------
NETHERLANDS -- (5.8%)
ABN AMRO Bank NV
##  2.450%, 06/04/20                                               2,400   2,394,123
Bank Nederlandse Gemeenten NV
    1.375%, 03/19/18                                               5,000   5,001,420
    1.750%, 03/24/20                                              10,000   9,943,800
Cooperatieve Rabobank UA
    2.250%, 01/14/19                                               2,070   2,080,255
ING Bank NV
##  2.750%, 03/22/21                                               5,000   5,018,450
Mylan, Inc.
    2.550%, 03/28/19                                               4,400   4,401,487
Nederlandse Waterschapsbank NV
    1.500%, 04/16/18                                               5,000   5,006,840
Shell International Finance BV
    4.375%, 03/25/20                                              10,000  10,684,350
    2.125%, 05/11/20                                               3,620   3,622,646
    2.250%, 11/10/20                                               4,606   4,613,139
    1.750%, 09/12/21                                               7,000   6,799,548
                                                                         -----------
TOTAL NETHERLANDS                                                         59,566,058
                                                                         -----------
NORWAY -- (0.2%)
Statoil ASA
    3.125%, 08/17/17                                               2,200   2,222,891
                                                                         -----------
SPAIN -- (0.7%)
Santander UK P.L.C.
    2.375%, 03/16/20                                               5,000   4,980,625
Telefonica Emisiones SAU
    3.192%, 04/27/18                                               2,500   2,535,808
                                                                         -----------
TOTAL SPAIN                                                                7,516,433
                                                                         -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.2%)
African Development Bank
    0.875%, 03/15/18                                               8,040   8,005,267
European Investment Bank
    1.000%, 12/15/17                                              15,000  14,966,190
Inter-American Development Bank
    0.875%, 03/15/18                                              10,000   9,958,720
                                                                         -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                              32,930,177
                                                                         -----------

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
SWEDEN -- (1.5%)
Svenska Handelsbanken AB
    2.400%, 10/01/20                                             $15,145 $15,131,869
                                                                         -----------
SWITZERLAND -- (0.7%)
Credit Suisse AG
    2.300%, 05/28/19                                               3,425   3,435,652
    5.300%, 08/13/19                                               3,016   3,247,746
UBS AG
    2.375%, 08/14/19                                                 667     670,531
                                                                         -----------
TOTAL SWITZERLAND                                                          7,353,929
                                                                         -----------
UNITED KINGDOM -- (3.3%)
AstraZeneca P.L.C.
    2.375%, 11/16/20                                               5,000   5,023,325
Barclays P.L.C.
    2.750%, 11/08/19                                               8,000   8,017,080
BP Capital Markets P.L.C.
    2.315%, 02/13/20                                               2,600   2,613,135
HSBC USA, Inc.
    2.375%, 11/13/19                                               2,000   2,007,540
    2.350%, 03/05/20                                               3,825   3,814,348
Nationwide Building Society
##  2.350%, 01/21/20                                               1,266   1,263,669
Network Rail Infrastructure Finance P.L.C.
    0.875%, 05/15/18                                              10,000   9,932,960
Unilever Capital Corp.
#   4.250%, 02/10/21                                               1,000   1,073,782
                                                                         -----------
TOTAL UNITED KINGDOM                                                      33,745,839
                                                                         -----------
UNITED STATES -- (51.7%)
Abbott Laboratories
    2.000%, 03/15/20                                               8,500   8,394,158
AbbVie, Inc.
    2.500%, 05/14/20                                               6,350   6,378,010
Adobe Systems, Inc.
    4.750%, 02/01/20                                               4,000   4,301,348
Aflac, Inc.
    2.650%, 02/15/17                                               1,550   1,550,873
Agilent Technologies, Inc.
    6.500%, 11/01/17                                                 596     615,095
Ameren Corp.
    2.700%, 11/15/20                                               1,000   1,005,801
American Express Credit Corp.
    2.250%, 08/15/19                                               3,500   3,523,982
Amgen, Inc.
    2.200%, 05/22/19                                               3,075   3,095,627
Anthem, Inc.
    5.875%, 06/15/17                                               2,990   3,038,889
Apache Corp.
    6.900%, 09/15/18                                               4,890   5,274,682

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
UNITED STATES -- (Continued)
Apple, Inc.
    2.250%, 02/23/21                                             $12,050 $12,050,506
    2.850%, 05/06/21                                              11,176  11,415,245
Assurant, Inc.
    2.500%, 03/15/18                                               5,000   5,035,645
AT&T, Inc.
    1.400%, 12/01/17                                               5,425   5,417,052
Autodesk, Inc.
    1.950%, 12/15/17                                               3,000   3,004,827
Bank of America Corp.
    2.600%, 01/15/19                                               1,670   1,685,352
    2.650%, 04/01/19                                               1,000   1,010,726
Bank of New York Mellon Corp. (The)
    2.150%, 02/24/20                                               3,600   3,599,507
Berkshire Hathaway, Inc.
    2.100%, 08/14/19                                               4,125   4,164,674
Biogen, Inc.
    2.900%, 09/15/20                                               5,000   5,080,355
Boston Scientific Corp.
    6.000%, 01/15/20                                               2,000   2,198,954
Bristol-Myers Squibb Co.
    1.750%, 03/01/19                                               2,200   2,202,581
Buckeye Partners L.P.
    6.050%, 01/15/18                                               1,880   1,953,844
Capital One Financial Corp.
    6.750%, 09/15/17                                               2,000   2,062,998
Cardinal Health, Inc.
    1.700%, 03/15/18                                               5,000   5,000,035
Caterpillar Financial Services Corp.
    2.450%, 09/06/18                                               2,880   2,916,360
CBS Corp.
    2.300%, 08/15/19                                               6,638   6,660,596
Celgene Corp.
    2.250%, 05/15/19                                               5,000   5,015,090
Chevron Corp.
    2.193%, 11/15/19                                              10,000  10,096,470
    2.419%, 11/17/20                                              10,000  10,105,820
    2.100%, 05/16/21                                               2,200   2,178,475
Cisco Systems, Inc.
    2.450%, 06/15/20                                               6,270   6,348,456
    2.200%, 02/28/21                                               5,000   4,983,985
Citizens Bank NA
    2.550%, 05/13/21                                               2,836   2,823,133
CNA Financial Corp.
    7.350%, 11/15/19                                               3,000   3,413,682
Comerica, Inc.
    2.125%, 05/23/19                                                 700     700,258
ConocoPhillips
    6.000%, 01/15/20                                               1,500   1,661,988

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
UNITED STATES -- (Continued)
CVS Health Corp.
    2.250%, 08/12/19                                             $   600 $   603,091
    2.800%, 07/20/20                                               2,665   2,700,149
Dollar General Corp.
    1.875%, 04/15/18                                               4,000   4,005,784
Dominion Resources, Inc.
    2.500%, 12/01/19                                               6,167   6,243,095
DTE Energy Co.
    2.400%, 12/01/19                                               2,210   2,224,301
eBay, Inc.
    2.200%, 08/01/19                                               8,500   8,524,803
Exelon Generation Co. LLC
    6.200%, 10/01/17                                               4,000   4,121,440
Express Scripts Holding Co.
    2.250%, 06/15/19                                               5,865   5,885,545
Exxon Mobil Corp.
    1.305%, 03/06/18                                               8,181   8,183,512
    1.912%, 03/06/20                                               5,009   5,008,835
    2.222%, 03/01/21                                               2,800   2,804,553
Fifth Third Bancorp
    2.300%, 03/01/19                                               2,270   2,282,916
Fifth Third Bank
    2.375%, 04/25/19                                               1,615   1,628,474
FMC Technologies, Inc.
#   2.000%, 10/01/17                                               2,500   2,502,402
Ford Motor Credit Co. LLC
    5.000%, 05/15/18                                               1,387   1,438,725
    2.375%, 03/12/19                                               1,000     999,947
Fortune Brands Home & Security, Inc.
    3.000%, 06/15/20                                               3,000   3,026,715
GATX Corp.
    2.500%, 03/15/19                                               3,000   3,012,663
GE Capital International Funding Co., Unlimited Co.
    2.342%, 11/15/20                                              23,715  23,781,402
General Electric Co.
    2.200%, 01/09/20                                               3,209   3,239,495
Gilead Sciences, Inc.
    2.550%, 09/01/20                                               6,118   6,178,085
Goldman Sachs Group, Inc. (The)
    5.950%, 01/18/18                                                 700     728,545
    5.250%, 07/27/21                                               5,000   5,476,420
Halliburton Co.
    6.150%, 09/15/19                                               3,000   3,302,208
Harley-Davidson Financial Services, Inc.
##  2.150%, 02/26/20                                               5,000   4,956,685
Hershey Co. (The)
    4.125%, 12/01/20                                                 300     321,601
Humana, Inc.
    2.625%, 10/01/19                                               2,000   2,017,658

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
UNITED STATES -- (Continued)
Huntington Bancshares, Inc.
    2.600%, 08/02/18                                             $ 5,000 $ 5,040,835
International Business Machines Corp.
#   1.950%, 02/12/19                                               8,575   8,638,909
    2.500%, 01/27/22                                              15,000  15,019,065
Jefferies Group LLC
    5.125%, 04/13/18                                               1,875   1,939,944
Johnson & Johnson
    1.650%, 03/01/21                                               1,077   1,060,872
JPMorgan Chase & Co.
    6.300%, 04/23/19                                                 548     598,033
    2.250%, 01/23/20                                               4,000   4,005,876
KeyBank NA
    1.650%, 02/01/18                                                 820     820,558
KeyCorp
    2.900%, 09/15/20                                               2,142   2,172,421
Kroger Co. (The)
    2.300%, 01/15/19                                               3,000   3,023,925
L3 Technologies, Inc.
    4.750%, 07/15/20                                               1,553   1,654,284
Legg Mason, Inc.
    2.700%, 07/15/19                                               5,425   5,464,461
Lockheed Martin Corp.
    2.500%, 11/23/20                                               3,500   3,528,087
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20                                               7,800   7,797,613
Marathon Petroleum Corp.
    3.400%, 12/15/20                                               3,500   3,579,359
Marriott International, Inc.
    6.750%, 05/15/18                                               1,000   1,061,409
Marsh & McLennan Cos., Inc.
    2.350%, 09/10/19                                               2,200   2,213,141
Mattel, Inc.
    2.350%, 05/06/19                                               6,000   6,023,502
McKesson Corp.
    1.400%, 03/15/18                                               3,407   3,393,256
Mead Johnson Nutrition Co.
    3.000%, 11/15/20                                               2,800   2,837,842
Merck & Co., Inc.
#   3.875%, 01/15/21                                               7,155   7,609,686
MetLife, Inc.
    4.750%, 02/08/21                                               2,300   2,493,218
Microsoft Corp.
    1.850%, 02/12/20                                               2,000   1,998,686
    3.000%, 10/01/20                                               5,000   5,169,640
Monsanto Co.
    2.125%, 07/15/19                                               2,500   2,499,692
Morgan Stanley
    6.250%, 08/28/17                                               1,000   1,026,981
    7.300%, 05/13/19                                               1,800   1,999,325

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
UNITED STATES -- (Continued)
    2.375%, 07/23/19                                             $ 1,365 $ 1,370,259
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19                                               3,850   3,876,307
Nordstrom, Inc.
    4.750%, 05/01/20                                               5,225   5,563,972
Nucor Corp.
    5.750%, 12/01/17                                               7,160   7,397,082
Omnicom Group, Inc.
    4.450%, 08/15/20                                               1,000   1,063,892
Oracle Corp.
    5.000%, 07/08/19                                               3,000   3,234,474
    1.900%, 09/15/21                                              20,000  19,530,980
Pacific Gas & Electric Co.
    3.500%, 10/01/20                                                 100     103,883
PepsiCo, Inc.
    4.500%, 01/15/20                                               1,700   1,829,426
PG&E Corp.
    2.400%, 03/01/19                                               5,000   5,033,810
PNC Bank NA
    2.400%, 10/18/19                                               1,000   1,008,406
    2.600%, 07/21/20                                               1,000   1,010,440
Progress Energy, Inc.
    4.400%, 01/15/21                                               1,500   1,589,082
Prudential Financial, Inc.
    6.000%, 12/01/17                                                 250     259,230
Reinsurance Group of America, Inc.
    5.625%, 03/15/17                                               1,000   1,005,047
Republic Services, Inc.
    3.800%, 05/15/18                                               2,527   2,593,278
Reynolds American, Inc.
    2.300%, 08/21/17                                               2,000   2,008,182
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19                                               6,000   6,077,472
Southern Co. (The)
    2.750%, 06/15/20                                               5,000   5,060,530
Southwest Airlines Co.
    2.750%, 11/06/19                                               5,000   5,085,900
State Street Corp.
    2.550%, 08/18/20                                               2,000   2,023,520
Stryker Corp.
    2.625%, 03/15/21                                               2,400   2,410,838
SunTrust Banks, Inc.
    2.900%, 03/03/21                                               1,070   1,082,058
Symantec Corp.
    2.750%, 06/15/17                                               4,000   4,011,376
Tech Data Corp.
    3.750%, 09/21/17                                               2,500   2,531,425
Thermo Fisher Scientific, Inc.
    2.400%, 02/01/19                                               6,599   6,666,805

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                                   FACE
                                                                  AMOUNT^
                                                                   (000)       VALUE+
                                                                  -------- --------------
UNITED STATES -- (Continued)
TIAA Asset Management Finance Co. LLC
##   2.950%, 11/01/19                                             $  4,972 $    5,058,592
Time Warner, Inc.
     4.875%, 03/15/20                                                2,635      2,824,283
Toyota Motor Credit Corp.
     2.600%, 01/11/22                                                3,152      3,150,440
Tyson Foods, Inc.
     2.650%, 08/15/19                                                5,000      5,066,995
Union Pacific Corp.
     1.800%, 02/01/20                                                2,498      2,481,074
     4.000%, 02/01/21                                                1,470      1,565,312
UnitedHealth Group, Inc.
     2.300%, 12/15/19                                                5,000      5,045,685
     2.700%, 07/15/20                                                1,930      1,961,606
Verizon Communications, Inc.
     3.650%, 09/14/18                                                1,000      1,032,060
     4.600%, 04/01/21                                                1,197      1,282,746
Viacom, Inc.
     4.500%, 03/01/21                                                6,000      6,273,540
Wal-Mart Stores, Inc.
     3.625%, 07/08/20                                                1,500      1,584,744
Walgreens Boots Alliance, Inc.
     2.700%, 11/18/19                                                5,000      5,064,680
Wells Fargo & Co.
     2.125%, 04/22/19                                                1,000      1,003,991
#    2.150%, 01/30/20                                                3,250      3,240,078
Wisconsin Electric Power Co.
     1.700%, 06/15/18                                                  535        536,051
Wyndham Worldwide Corp.
     2.500%, 03/01/18                                                7,405      7,450,193
Xerox Corp.
     2.750%, 03/15/19                                                5,800      5,805,777
Zimmer Biomet Holdings, Inc.
     2.700%, 04/01/20                                                2,210      2,221,923
                                                                           --------------
TOTAL UNITED STATES                                                           533,912,192
                                                                           --------------
TOTAL BONDS                                                                   951,778,427
                                                                           --------------
U.S. TREASURY OBLIGATIONS -- (7.1%)
U.S. Treasury Notes
     1.625%, 11/30/20                                               73,000     72,760,487
                                                                           --------------
TOTAL INVESTMENT SECURITIES                                                 1,024,538,914
                                                                           --------------

                                                                  SHARES       VALUE+
                                                                  -------- --------------
SECURITIES LENDING COLLATERAL -- (0.7%)
(S)@ DFA Short Term Investment Fund                                643,848 $    7,450,603
                                                                           --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,035,218,958)^^                                                  $1,031,989,517
                                                                           ==============

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------
                                                             LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                                             ------- -------------- ------- --------------
Bonds
   Australia                                                   --    $   37,000,866   --    $   37,000,866
   Belgium                                                     --         7,632,639   --         7,632,639
   Canada                                                      --        73,643,967   --        73,643,967
   Denmark                                                     --         5,036,760   --         5,036,760
   France                                                      --        34,237,749   --        34,237,749
   Germany                                                     --        48,997,658   --        48,997,658
   Ireland                                                     --         3,889,080   --         3,889,080
   Japan                                                       --        48,960,320   --        48,960,320
   Netherlands                                                 --        59,566,058   --        59,566,058
   Norway                                                      --         2,222,891   --         2,222,891
   Spain                                                       --         7,516,433   --         7,516,433
   Supranational Organization Obligations                      --        32,930,177   --        32,930,177
   Sweden                                                      --        15,131,869   --        15,131,869
   Switzerland                                                 --         7,353,929   --         7,353,929
   United Kingdom                                              --        33,745,839   --        33,745,839
   United States                                               --       533,912,192   --       533,912,192
U.S. Treasury Obligations                                      --        72,760,487   --        72,760,487
Securities Lending Collateral                                  --         7,450,603   --         7,450,603
Forward Currency Contracts**                                   --        10,153,762   --        10,153,762
                                                               --    --------------   --    --------------
TOTAL                                                          --    $1,042,143,279   --    $1,042,143,279
                                                               ==    ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                      DFA SHORT-TERM GOVERNMENT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                    FACE
                                                                   AMOUNT
                                                                   (000)        VALUE+
                                                                 ---------- --------------
AGENCY OBLIGATIONS -- (22.3%)
Federal Home Loan Bank
    1.375%, 03/09/18                                             $  114,700 $  115,214,429
    1.250%, 06/08/18                                                 40,075     40,175,468
    2.000%, 09/14/18                                                 27,860     28,220,035
    1.750%, 12/14/18                                                 44,850     45,239,612
    1.500%, 03/08/19                                                  7,430      7,452,223
    5.375%, 05/15/19                                                 27,860     30,355,420
    2.000%, 09/13/19                                                 54,640     55,378,624
    2.375%, 12/13/19                                                 25,000     25,584,425
    4.125%, 03/13/20                                                 22,950     24,698,469
    1.375%, 02/18/21                                                 20,000     19,647,420
    1.875%, 11/29/21                                                 10,000      9,936,060
    2.625%, 12/10/21                                                 10,000     10,282,540
Tennessee Valley Authority
    4.500%, 04/01/18                                                 14,098     14,657,324
    1.750%, 10/15/18                                                 29,380     29,652,499
    3.875%, 02/15/21                                                 12,000     12,919,764
                                                                            --------------
TOTAL AGENCY OBLIGATIONS                                                       469,414,312
                                                                            --------------
U.S. TREASURY OBLIGATIONS -- (77.5%)
U.S. Treasury Notes
    1.500%, 01/31/19                                                 99,673    100,221,898
    1.625%, 04/30/19                                                101,300    102,000,388
    3.125%, 05/15/19                                                262,388    272,996,035
    1.750%, 09/30/19                                                279,690    282,148,196
    3.625%, 02/15/20                                                142,000    150,924,984
    1.875%, 06/30/20                                                 94,000     94,892,248
    2.000%, 09/30/20                                                127,000    128,542,796
    1.625%, 11/30/20                                                181,000    180,406,139
    3.625%, 02/15/21                                                112,000    120,246,896
    1.250%, 03/31/21                                                141,000    137,932,122
    1.125%, 07/31/21                                                 64,000     61,980,032
                                                                            --------------
TOTAL U.S. TREASURY OBLIGATIONS                                              1,632,291,734
                                                                            --------------
TOTAL INVESTMENT SECURITIES                                                  2,101,706,046
                                                                            --------------

                                                                   SHARES
                                                                 ----------
TEMPORARY CASH INVESTMENTS -- (0.2%)
    State Street Institutional U.S. Government Money Market
      Fund, 0.420%                                                3,817,326      3,817,326
                                                                            --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,117,995,160)^^                                                   $2,105,523,372
                                                                            ==============

DFA SHORT-TERM GOVERNMENT PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ------------------------------------------------
                                                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                                             ----------   -------------- ------- --------------
Agency Obligations                                                   --   $  469,414,312   --    $  469,414,312
U.S. Treasury Obligations                                            --    1,632,291,734   --     1,632,291,734
Temporary Cash Investments                                   $3,817,326               --   --         3,817,326
                                                             ----------   --------------   --    --------------
TOTAL                                                        $3,817,326   $2,101,706,046   --    $2,105,523,372
                                                             ==========   ==============   ==    ==============

                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)       VALUE+
                                                                 -------- --------------
BONDS -- (99.0%)

AUSTRALIA -- (8.2%)
Australia & New Zealand Banking Group, Ltd.
    2.250%, 06/13/19                                             $241,561 $  242,489,561
    5.100%, 01/13/20                                                8,962      9,664,226
#   2.700%, 11/16/20                                               18,300     18,393,550
    2.300%, 06/01/21                                               17,866     17,616,019
Commonwealth Bank of Australia
    2.250%, 03/13/19                                               10,012     10,065,274
    2.300%, 09/06/19                                               85,025     85,420,621
    2.300%, 03/12/20                                               78,537     78,399,717
    2.400%, 11/02/20                                               23,935     23,841,486
    2.550%, 03/15/21                                                2,700      2,693,088
##  2.000%, 09/06/21                                               18,552     18,023,787
National Australia Bank, Ltd.
    2.250%, 07/01/19                                              117,250    117,682,184
##  2.400%, 12/09/19                                                5,000      5,019,370
    2.625%, 07/23/20                                               57,207     57,650,812
    2.625%, 01/14/21                                               19,900     19,921,731
    1.875%, 07/12/21                                               11,050     10,688,035
#   2.800%, 01/10/22                                               69,000     69,033,879
Westpac Banking Corp.
    2.250%, 01/17/19                                               43,223     43,474,688
    4.875%, 11/19/19                                                4,219      4,530,590
    4.875%, 11/19/19                                                3,382      3,631,585
    2.300%, 05/26/20                                               88,559     88,100,884
    2.600%, 11/23/20                                               74,195     74,437,914
    2.100%, 05/13/21                                                5,000      4,900,530
    2.000%, 08/19/21                                                1,666      1,620,263
    2.800%, 01/11/22                                               23,000     23,038,111
                                                                          --------------
TOTAL AUSTRALIA                                                            1,030,337,905
                                                                          --------------
AUSTRIA -- (2.2%)
Oesterreichische Kontrollbank AG
    1.375%, 02/10/20                                               43,500     42,896,394
    1.500%, 10/21/20                                              119,886    117,727,932
    1.875%, 01/20/21                                              109,420    108,329,301
    2.375%, 10/01/21                                               10,400     10,451,730
                                                                          --------------
TOTAL AUSTRIA                                                                279,405,357
                                                                          --------------
BELGIUM -- (0.4%)
Dexia Credit Local SA
#   1.875%, 01/29/20                                               51,000     50,350,668
                                                                          --------------
CANADA -- (16.4%)
Alberta, Province of Canada
### 1.750%, 08/26/20                                              219,600    217,672,351
    1.750%, 08/26/20                                               42,800     42,430,251
Bank of Montreal
    1.900%, 08/27/21                                               79,996     77,789,630

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)       VALUE+
                                                                 -------- --------------
CANADA -- (Continued)
Bank of Nova Scotia (The)
    2.050%, 06/05/19                                             $ 89,580 $   89,766,416
#   2.350%, 10/21/20                                               89,537     89,648,205
    4.375%, 01/13/21                                                6,321      6,771,826
    2.450%, 03/22/21                                              100,422    100,051,342
Export Development Canada
    1.375%, 10/21/21                                               32,000     30,929,504
Province of British Columbia Canada
    2.650%, 09/22/21                                               15,000     15,295,575
Province of Manitoba Canada
    2.050%, 11/30/20                                              176,000    176,562,672
Province of Ontario Canada
    1.650%, 09/27/19                                               23,691     23,570,294
    4.000%, 10/07/19                                               27,031     28,526,977
    4.400%, 04/14/20                                               58,213     62,584,331
    1.875%, 05/21/20                                              188,950    188,193,255
    2.500%, 09/10/21                                               48,655     49,031,249
Province of Quebec Canada
    3.500%, 07/29/20                                              133,326    140,427,343
    2.750%, 08/25/21                                                5,000      5,104,045
    2.375%, 01/31/22                                               28,221     28,272,419
Royal Bank of Canada
    2.150%, 03/06/20                                               55,000     54,873,610
    2.350%, 10/30/20                                              124,725    124,545,396
    2.500%, 01/19/21                                              140,289    140,854,365
    2.750%, 02/01/22                                               18,000     18,064,224
Toronto-Dominion Bank (The)
    2.125%, 07/02/19                                               54,670     54,916,343
    2.250%, 11/05/19                                               53,875     54,154,611
    2.500%, 12/14/20                                              144,820    145,371,619
    2.125%, 04/07/21                                               78,946     77,810,915
    1.800%, 07/13/21                                               20,000     19,358,420
                                                                          --------------
TOTAL CANADA                                                               2,062,577,188
                                                                          --------------
DENMARK -- (1.9%)
Nordea Bank AB
    2.375%, 04/04/19                                               61,805     62,176,942
    4.875%, 01/27/20                                                8,248      8,838,293
##  4.875%, 01/27/20                                               10,000     10,714,460
    4.875%, 01/27/20                                                5,913      6,335,460
##  2.500%, 09/17/20                                               74,425     74,339,858
##  2.250%, 05/27/21                                               74,541     73,527,019
                                                                          --------------
TOTAL DENMARK                                                                235,932,032
                                                                          --------------
FINLAND -- (0.2%)
Municipality Finance P.L.C.
    1.500%, 03/23/20                                               19,200     18,975,206
                                                                          --------------

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                                      FACE
                                                                     AMOUNT^
                                                                      (000)       VALUE+
                                                                     -------- --------------
FRANCE -- (4.2%)
Agence Francaise de Developpement
    1.625%, 01/21/20                                                 $233,464 $  230,914,340
Caisse d'Amortissement de la Dette Sociale
    2.000%, 03/22/21                                                   97,635     96,832,245
Sanofi
    4.000%, 03/29/21                                                   12,438     13,221,246
Total Capital International SA
    2.100%, 06/19/19                                                   59,583     59,942,941
    2.750%, 06/19/21                                                    1,900      1,924,749
Total Capital SA
    4.450%, 06/24/20                                                  115,834    124,784,146
                                                                              --------------
TOTAL FRANCE                                                                     527,619,667
                                                                              --------------
GERMANY -- (4.6%)
FMS Wertmanagement AoeR
    1.375%, 06/08/21                                                   20,000     19,362,800
Kreditanstalt fuer Wiederaufbau
    1.500%, 04/20/20                                                  300,500    297,328,223
    2.750%, 09/08/20                                                   22,000     22,616,484
    1.625%, 03/15/21                                                   25,000     24,831,975
Landeskreditbank Baden-Wuerttemberg Foerderbank
    1.375%, 07/21/21                                                   25,508     24,574,407
NRW Bank
    2.000%, 09/23/19                                                   35,200     35,324,678
State of North Rhine-Westphalia
    1.625%, 01/22/20                                                  158,500    157,098,226
                                                                              --------------
TOTAL GERMANY                                                                    581,136,793
                                                                              --------------
JAPAN -- (3.2%)
Japan Bank for International Cooperation
    1.750%, 05/28/20                                                   41,150     40,407,818
Toyota Motor Credit Corp.
    2.150%, 03/12/20                                                  156,896    157,240,387
    4.500%, 06/17/20                                                      287        307,728
    4.250%, 01/11/21                                                   12,296     13,191,604
    1.900%, 04/08/21                                                  144,754    142,118,030
    2.750%, 05/17/21                                                   37,695     38,179,984
    3.300%, 01/12/22                                                    8,825      9,108,653
                                                                              --------------
TOTAL JAPAN                                                                      400,554,204
                                                                              --------------
NETHERLANDS -- (8.0%)
Bank Nederlandse Gemeenten NV
    1.750%, 03/24/20                                                  160,100    159,200,238
    4.375%, 02/16/21                                                   15,000     16,239,570
    1.625%, 04/19/21                                                  175,600    171,407,199
Cooperatieve Rabobank UA
    2.250%, 01/14/19                                                   22,132     22,241,642

                                                                      FACE
                                                                     AMOUNT^
                                                                      (000)       VALUE+
                                                                     -------- --------------
NETHERLANDS -- (Continued)
#   4.500%, 01/11/21                                                 $  8,139 $    8,734,197
#   2.500%, 01/19/21                                                   76,554     76,473,542
    2.750%, 01/10/22                                                   53,650     53,534,384
Nederlandse Waterschapsbank NV
    1.625%, 03/04/20                                                  104,000    103,118,288
    1.625%, 03/04/20                                                   27,400     27,167,703
Shell International Finance BV
    4.375%, 03/25/20                                                   15,330     16,379,109
    2.125%, 05/11/20                                                  133,665    133,762,709
    2.250%, 11/10/20                                                  129,490    129,690,709
    1.875%, 05/10/21                                                   64,820     63,517,701
    1.750%, 09/12/21                                                   30,613     29,736,366
                                                                              --------------
TOTAL NETHERLANDS                                                              1,011,203,357
                                                                              --------------
NORWAY -- (1.4%)
Kommunalbanken A.S.
    1.625%, 01/15/20                                                   25,000     24,829,025
    1.625%, 02/10/21                                                   47,932     47,037,349
    1.500%, 08/31/21                                                   28,980     28,099,617
Statoil ASA
    2.250%, 11/08/19                                                   55,172     55,544,576
    2.900%, 11/08/20                                                   18,590     18,961,391
                                                                              --------------
TOTAL NORWAY                                                                     174,471,958
                                                                              --------------
SINGAPORE -- (0.9%)
Singapore Government Bond
    2.250%, 06/01/21                                             SGD   57,500     41,676,128
    1.250%, 10/01/21                                             SGD   97,000     67,306,375
Temasek Financial I, Ltd.
    3.265%, 02/19/20                                             SGD    1,000        740,803
                                                                              --------------
TOTAL SINGAPORE                                                                  109,723,306
                                                                              --------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (8.8%)
African Development Bank
    1.250%, 07/26/21                                                   15,000     14,418,270
Asian Development Bank
    1.625%, 03/16/21                                                   64,333     63,463,089
Council Of Europe Development Bank
    1.625%, 03/16/21                                                   53,156     52,116,269
EUROFIMA
    1.750%, 05/29/20                                                  192,240    191,264,382
    1.750%, 05/29/20                                                    6,200      6,168,535
European Investment Bank
    1.625%, 03/16/20                                                   16,000     15,864,512
    1.625%, 03/16/20                                                   19,100     18,935,931
    2.875%, 09/15/20                                                   41,933     43,244,329
    1.625%, 12/15/20                                                   59,500     58,584,295
    1.625%, 12/15/20                                                   10,000      9,846,000
    4.000%, 02/16/21                                                   10,000     10,730,370
    2.000%, 03/15/21                                                  105,000    104,479,935

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)       VALUE+
                                                                 -------- --------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
#   1.625%, 06/15/21                                             $ 39,400 $   38,534,106
    1.375%, 09/15/21                                               50,000     48,139,450
Inter-American Development Bank
    1.875%, 06/16/20                                              182,800    183,257,366
    2.125%, 11/09/20                                               65,054     65,533,968
International Bank for Reconstruction & Development
    2.125%, 11/01/20                                               35,000     35,310,590
    1.625%, 03/09/21                                               55,000     54,262,065
    1.625%, 03/09/21                                                5,000      4,933,560
#   1.375%, 05/24/21                                               70,000     68,181,750
    1.375%, 05/24/21                                                3,506      3,414,143
    2.250%, 06/24/21                                               10,000     10,086,650
                                                                          --------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                               1,100,769,565
                                                                          --------------
SWEDEN -- (4.6%)
Kommuninvest I Sverige AB
    2.000%, 11/12/19                                               66,479     66,890,173
Svensk Exportkredit AB
#   1.750%, 08/28/20                                              200,920    199,647,775
#   1.750%, 03/10/21                                               76,885     75,618,012
Svenska Handelsbanken AB
    2.250%, 06/17/19                                              119,548    120,003,000
##  5.125%, 03/30/20                                               65,368     70,691,831
    2.400%, 10/01/20                                               31,700     31,672,516
#   2.450%, 03/30/21                                               11,224     11,167,801
                                                                          --------------
TOTAL SWEDEN                                                                 575,691,108
                                                                          --------------
SWITZERLAND -- (0.1%)
Novartis Capital Corp.
    4.400%, 04/24/20                                               15,095     16,218,566
                                                                          --------------
UNITED STATES -- (33.9%)
3M Co.
    2.000%, 08/07/20                                              116,667    117,259,902
Alphabet, Inc.
    3.625%, 05/19/21                                               11,075     11,786,724
Apple, Inc.
    1.550%, 02/07/20                                               33,312     32,965,189
    2.000%, 05/06/20                                               82,835     83,012,184
    2.250%, 02/23/21                                              167,671    167,678,042
    2.850%, 05/06/21                                               72,415     73,965,188
Automatic Data Processing, Inc.
    2.250%, 09/15/20                                               59,281     59,851,995
Berkshire Hathaway Finance Corp.
    2.900%, 10/15/20                                                5,022      5,177,285
    4.250%, 01/15/21                                               29,253     31,525,753
Berkshire Hathaway, Inc.
    2.100%, 08/14/19                                               27,292     27,554,495
    2.200%, 03/15/21                                              187,843    187,811,630

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)       VALUE+
                                                                 -------- --------------
UNITED STATES -- (Continued)
Chevron Corp.
    1.961%, 03/03/20                                             $202,132 $  202,254,088
    2.427%, 06/24/20                                               32,440     32,851,015
    2.419%, 11/17/20                                               80,284     81,133,565
    2.100%, 05/16/21                                               58,020     57,452,332
Cisco Systems, Inc.
    4.450%, 01/15/20                                               51,218     54,868,204
    2.450%, 06/15/20                                              264,880    268,194,444
    2.200%, 02/28/21                                               22,000     21,929,534
    1.850%, 09/20/21                                               21,542     21,032,230
Coca-Cola Co. (The)
    1.875%, 10/27/20                                              251,988    251,103,018
    2.450%, 11/01/20                                                1,600      1,628,853
    2.450%, 11/01/20                                                1,671      1,700,886
    3.150%, 11/15/20                                                6,250      6,529,994
    3.300%, 09/01/21                                                6,207      6,479,661
Exxon Mobil Corp.
    1.912%, 03/06/20                                              147,079    147,074,146
    2.222%, 03/01/21                                              194,256    194,571,860
GE Capital International Funding Co., Unlimited Co.
    2.342%, 11/15/20                                              356,378    357,375,858
International Business Machines Corp.
    1.625%, 05/15/20                                              103,458    102,278,372
    2.250%, 02/19/21                                              107,597    107,501,992
    2.500%, 01/27/22                                              160,000    160,203,360
Johnson & Johnson
#   1.650%, 03/01/21                                               70,389     69,334,925
Merck & Co., Inc.
    1.850%, 02/10/20                                               10,000     10,023,610
    1.850%, 02/10/20                                              165,859    166,230,690
    3.875%, 01/15/21                                               16,460     17,506,000
Microsoft Corp.
    1.850%, 02/12/20                                              126,931    126,847,606
    3.000%, 10/01/20                                                6,000      6,203,568
    2.000%, 11/03/20                                              217,317    217,036,227
    1.550%, 08/08/21                                               18,000     17,421,030
Oracle Corp.
    3.875%, 07/15/20                                               14,646     15,530,223
    2.800%, 07/08/21                                               90,598     92,354,876
    1.900%, 09/15/21                                              110,630    108,035,616
Pfizer, Inc.
    2.100%, 05/15/19                                              138,925    140,465,400
    1.950%, 06/03/21                                              136,427    135,472,011
    2.200%, 12/15/21                                               10,558     10,519,199
Procter & Gamble Co. (The)
    1.850%, 02/02/21                                               48,391     48,129,882
Toyota Motor Credit Corp.
    2.600%, 01/11/22                                               11,627     11,621,245
U.S. Bank NA
    2.125%, 10/28/19                                              151,605    152,471,574

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                                    FACE
                                                                   AMOUNT^
                                                                    (000)        VALUE+
                                                                  ---------- ---------------
UNITED STATES -- (Continued)
USAA Capital Corp.
##   2.000%, 06/01/21                                             $    7,000 $     6,872,257
Wal-Mart Stores, Inc.
#    3.625%, 07/08/20                                                  5,210       5,504,344
#    3.250%, 10/25/20                                                 15,319      16,012,813
     4.250%, 04/15/21                                                  8,346       9,041,673
                                                                             ---------------
TOTAL UNITED STATES                                                            4,257,386,568
                                                                             ---------------
TOTAL BONDS                                                                   12,432,353,448
                                                                             ---------------
AGENCY OBLIGATIONS -- (0.6%)
Federal Home Loan Bank
     1.375%, 02/18/21                                                 10,000       9,823,710
     1.875%, 11/29/21                                                 15,000      14,904,090
Federal National Mortgage Association
#    1.500%, 11/30/20                                                 23,000      22,776,854
#    1.250%, 05/06/21                                                 30,000      29,240,340
                                                                             ---------------
TOTAL AGENCY OBLIGATIONS                                                          76,744,994
                                                                             ---------------
TOTAL INVESTMENT SECURITIES                                                   12,509,098,442
                                                                             ---------------

                                                                   SHARES
                                                                  ----------
SECURITIES LENDING COLLATERAL -- (0.4%)
(S)@ DFA Short Term Investment Fund                                4,848,005      56,101,109
                                                                             ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,635,482,223)^^                                                   $12,565,199,551
                                                                             ===============

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ------------------------------------------------
                                                             LEVEL 1     LEVEL 2      LEVEL 3      TOTAL
                                                             ------- ---------------  ------- ---------------
Bonds
   Australia                                                   --    $ 1,030,337,905    --    $ 1,030,337,905
   Austria                                                     --        279,405,357    --        279,405,357
   Belgium                                                     --         50,350,668    --         50,350,668
   Canada                                                      --      2,062,577,188    --      2,062,577,188
   Denmark                                                     --        235,932,032    --        235,932,032
   Finland                                                     --         18,975,206    --         18,975,206
   France                                                      --        527,619,667    --        527,619,667
   Germany                                                     --        581,136,793    --        581,136,793
   Japan                                                       --        400,554,204    --        400,554,204
   Netherlands                                                 --      1,011,203,357    --      1,011,203,357
   Norway                                                      --        174,471,958    --        174,471,958
   Singapore                                                   --        109,723,306    --        109,723,306
   Supranational Organization Obligations                      --      1,100,769,565    --      1,100,769,565
   Sweden                                                      --        575,691,108    --        575,691,108
   Switzerland                                                 --         16,218,566    --         16,218,566
   United States                                               --      4,257,386,568    --      4,257,386,568
Agency Obligations                                             --         76,744,994    --         76,744,994
Securities Lending Collateral                                  --         56,101,109    --         56,101,109
Forward Currency Contracts**                                   --         (1,925,070)   --         (1,925,070)
                                                               --    ---------------    --    ---------------
TOTAL                                                          --    $12,563,274,481    --    $12,563,274,481
                                                               ==    ===============    ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                       FACE
                                                                      AMOUNT^
                                                                       (000)      VALUE+
                                                                     --------- ------------
BONDS -- (95.1%)

AUSTRIA -- (3.9%)
Austria Government Bond
##  1.650%, 10/21/24                                             EUR    15,650 $ 18,593,725
##  4.850%, 03/15/26                                             EUR     8,050   12,015,452
                                                                               ------------
TOTAL AUSTRIA                                                                    30,609,177
                                                                               ------------
BELGIUM -- (3.7%)
Belgium Government Bond
    5.500%, 03/28/28                                             EUR    10,200   16,320,352
##  1.000%, 06/22/31                                             EUR    12,500   12,883,479
                                                                               ------------
TOTAL BELGIUM                                                                    29,203,831
                                                                               ------------
CANADA -- (10.5%)
Alberta, Province of Canada
    2.900%, 09/20/29                                             CAD    13,300   10,104,525
British Columbia, Province of Canada
    2.850%, 06/18/25                                             CAD    21,100   16,859,569
    5.700%, 06/18/29                                             CAD     9,158    9,132,030
Manitoba, Province of Canada
    3.300%, 06/02/24                                             CAD    10,750    8,798,767
    3.250%, 09/05/29                                             CAD    25,200   19,778,296
Ontario, Province of Canada
    1.875%, 05/21/24                                             EUR     6,800    8,039,130
    6.500%, 03/08/29                                             CAD     9,600   10,077,252
                                                                               ------------
TOTAL CANADA                                                                     82,789,569
                                                                               ------------
DENMARK -- (3.9%)
Denmark Government Bond
    1.750%, 11/15/25                                             DKK   172,380   27,797,512
    1.750%, 11/15/25                                             DKK    20,000    3,225,144
                                                                               ------------
TOTAL DENMARK                                                                    31,022,656
                                                                               ------------
FINLAND -- (3.7%)
Finland Government Bond
##  2.750%, 07/04/28                                             EUR    22,450   29,493,497
                                                                               ------------
FRANCE -- (23.3%)
Caisse d'Amortissement de la Dette Sociale
    1.375%, 11/25/24                                             EUR    21,710   24,665,952
France Government Bond OAT
    2.250%, 05/25/24                                             EUR    19,950   24,225,611
    0.500%, 05/25/25                                             EUR    10,450   11,058,992
    6.000%, 10/25/25                                             EUR     5,650    8,807,256
    1.000%, 11/25/25                                             EUR     6,000    6,552,611
    3.500%, 04/25/26                                             EUR    14,800   19,628,527
    2.750%, 10/25/27                                             EUR    34,200   42,893,845
SNCF Mobilites Group
    5.375%, 03/18/27                                             GBP     8,031   12,826,961

                                                                       FACE
                                                                      AMOUNT^
                                                                       (000)      VALUE+
                                                                     --------- ------------
FRANCE -- (Continued)
SNCF Reseau
    3.125%, 10/25/28                                             EUR     6,600 $  8,436,968
    5.250%, 12/07/28                                             GBP    13,923   22,723,772
UNEDIC
    2.375%, 05/25/24                                             EUR     1,000    1,214,384
                                                                               ------------
TOTAL FRANCE                                                                    183,034,879
                                                                               ------------
GERMANY -- (6.9%)
Bundesrepublik Deutschland
    4.750%, 07/04/28                                             EUR     2,950    4,682,378
Deutsche Bahn Finance BV
    3.125%, 07/24/26                                             GBP    15,550   21,450,668
Kreditanstalt fuer Wiederaufbau
    2.050%, 02/16/26                                             JPY 2,635,000   27,896,414
                                                                               ------------
TOTAL GERMANY                                                                    54,029,460
                                                                               ------------
NETHERLANDS -- (5.5%)
Bank Nederlandse Gemeenten NV
    2.250%, 07/17/23                                             EUR     3,400    4,137,624
    1.125%, 09/04/24                                             EUR     6,976    7,924,034
Nederlandse Waterschapsbank NV
    3.000%, 11/16/23                                             EUR     4,700    5,982,035
Netherlands Government Bond
##  0.500%, 07/15/26                                             EUR     5,000    5,359,662
    5.500%, 01/15/28                                             EUR    12,150   19,822,539
                                                                               ------------
TOTAL NETHERLANDS                                                                43,225,894
                                                                               ------------
NORWAY -- (1.3%)
Norway Government Bond
##  1.500%, 02/19/26                                             NOK    85,000   10,122,688
                                                                               ------------
SINGAPORE -- (3.4%)
Singapore Government Bond
    2.750%, 07/01/23                                             SGD    13,180    9,728,708
    3.000%, 09/01/24                                             SGD    13,900   10,419,945
    3.500%, 03/01/27                                             SGD     8,700    6,781,105
                                                                               ------------
TOTAL SINGAPORE                                                                  26,929,758
                                                                               ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (12.8%)
Asian Development Bank
    2.350%, 06/21/27                                             JPY 2,660,000   29,176,720
European Financial Stability Facility
    1.750%, 06/27/24                                             EUR    19,325   23,108,766
European Investment Bank
    1.250%, 05/12/25                                             SEK    50,000    5,698,083
    1.250%, 05/12/25                                             SEK    25,000    2,849,041
    1.900%, 01/26/26                                             JPY 1,721,000   17,904,893
    2.150%, 01/18/27                                             JPY   145,000    1,560,416
    6.000%, 12/07/28                                             GBP     1,300    2,326,431

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED


                                                                      FACE
                                                                     AMOUNT^
                                                                      (000)     VALUE+
                                                                     ------- ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
European Union
    3.000%, 09/04/26                                             EUR   9,925 $ 13,226,905
    2.875%, 04/04/28                                             EUR   3,460    4,623,911
                                                                             ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                                  100,475,166
                                                                             ------------
SWEDEN -- (4.0%)
Sweden Government Bond
    1.000%, 11/12/26                                             SEK 266,400   31,161,682
                                                                             ------------
UNITED KINGDOM -- (12.2%)
United Kingdom Gilt
    4.250%, 12/07/27                                             GBP  30,875   49,419,544
    4.750%, 12/07/30                                             GBP  26,900   46,511,299
                                                                             ------------
TOTAL UNITED KINGDOM                                                           95,930,843
                                                                             ------------
TOTAL BONDS                                                                   748,029,100
                                                                             ------------
AGENCY OBLIGATIONS -- (0.9%)
Federal Home Loan Bank
    5.750%, 06/12/26                                                   2,000    2,465,930
Federal National Mortgage Association
    7.250%, 05/15/30                                                   3,300    4,805,951
                                                                             ------------
TOTAL AGENCY OBLIGATIONS                                                        7,271,881
                                                                             ------------
U.S. TREASURY OBLIGATIONS -- (4.0%)
U.S. Treasury Bonds
    5.375%, 02/15/31                                                   6,850    9,127,625
U.S. Treasury Notes
    2.125%, 05/15/25                                                  22,400   21,954,621
                                                                             ------------
TOTAL U.S. TREASURY OBLIGATIONS                                                31,082,246
                                                                             ------------
TOTAL INVESTMENT SECURITIES                                                   786,383,227
                                                                             ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $826,261,353)^^                                                      $786,383,227
                                                                             ============

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ------------------------------------------
                                                             LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                                             ------- ------------  ------- ------------
Bonds
   Austria                                                     --    $ 30,609,177    --    $ 30,609,177
   Belgium                                                     --      29,203,831    --      29,203,831
   Canada                                                      --      82,789,569    --      82,789,569
   Denmark                                                     --      31,022,656    --      31,022,656
   Finland                                                     --      29,493,497    --      29,493,497
   France                                                      --     183,034,879    --     183,034,879
   Germany                                                     --      54,029,460    --      54,029,460
   Netherlands                                                 --      43,225,894    --      43,225,894
   Norway                                                      --      10,122,688    --      10,122,688
   Singapore                                                   --      26,929,758    --      26,929,758
   Supranational Organization Obligations                      --     100,475,166    --     100,475,166
   Sweden                                                      --      31,161,682    --      31,161,682
   United Kingdom                                              --      95,930,843    --      95,930,843
Agency Obligations                                             --       7,271,881    --       7,271,881
U.S. Treasury Obligations                                      --      31,082,246    --      31,082,246
Forward Currency Contracts**                                   --     (14,868,818)   --     (14,868,818)
                                                               --    ------------    --    ------------
TOTAL                                                          --    $771,514,409    --    $771,514,409
                                                               ==    ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                    FACE
                                                                   AMOUNT
                                                                   (000)         VALUE+
                                                                 ----------- --------------
AGENCY OBLIGATIONS -- (38.1%)
Federal Farm Credit Bank
    5.320%, 09/03/19                                             $    14,921 $   16,379,199
    5.150%, 11/15/19                                                   7,846      8,552,375
    4.670%, 05/07/20                                                   3,923      4,306,560
    5.350%, 08/07/20                                                   4,693      5,237,501
    3.650%, 12/21/20                                                  30,822     32,819,944
    5.250%, 03/02/21                                                   4,273      4,818,418
    5.220%, 02/22/22                                                   3,503      4,028,748
    5.210%, 12/19/22                                                  14,851     17,174,350
    5.250%, 03/06/23                                                   4,203      4,893,179
    5.220%, 05/15/23                                                  33,694     39,367,295
    3.500%, 12/20/23                                                   6,000      6,411,732
Federal Home Loan Bank
    1.875%, 03/08/19                                                  32,125     32,497,072
    5.375%, 05/15/19                                                  29,730     32,392,916
    1.625%, 06/14/19                                                  37,710     37,916,726
    4.500%, 09/13/19                                                  20,900     22,517,158
    4.125%, 12/13/19                                                  18,215     19,521,708
    1.875%, 03/13/20                                                  86,165     86,916,703
    4.125%, 03/13/20                                                 104,395    112,348,437
    3.000%, 03/18/20                                                  12,665     13,202,882
    3.375%, 06/12/20                                                  19,965     21,109,913
    2.875%, 09/11/20                                                  10,295     10,722,973
    4.625%, 09/11/20                                                  17,970     19,814,333
    3.125%, 12/11/20                                                   4,205      4,416,760
    5.250%, 12/11/20                                                   5,290      5,956,551
    1.750%, 03/12/21                                                  28,330     28,224,131
    5.000%, 03/12/21                                                   3,645      4,078,427
    2.250%, 06/11/21                                                  49,035     49,692,412
    3.625%, 06/11/21                                                   7,030      7,514,986
    5.625%, 06/11/21                                                  25,905     29,908,125
    2.375%, 09/10/21                                                  27,565     28,079,473
    3.000%, 09/10/21                                                  21,875     22,846,666
    2.625%, 12/10/21                                                  75,370     77,499,504
    5.000%, 12/10/21                                                  31,875     36,291,664
    2.250%, 03/11/22                                                   7,005      7,079,386
    2.500%, 03/11/22                                                   7,705      7,865,680
    5.250%, 06/10/22                                                   5,780      6,633,822
    5.750%, 06/10/22                                                  13,660     16,091,234
    2.000%, 09/09/22                                                  11,365     11,282,092
    5.375%, 09/30/22                                                  44,400     51,967,625
    5.250%, 12/09/22                                                  10,510     12,281,271
    2.125%, 03/10/23                                                  10,000      9,939,570
    4.750%, 03/10/23                                                  34,465     39,272,592
    3.250%, 06/09/23                                                  24,520     25,865,805
    2.875%, 06/14/24                                                  23,000     23,449,604
    5.375%, 08/15/24                                                  29,950     36,065,850
    5.365%, 09/09/24                                                   1,400      1,671,764
    4.375%, 03/13/26                                                  14,080     15,930,943
    5.750%, 06/12/26                                                   8,080      9,962,357

                                                                    FACE
                                                                   AMOUNT
                                                                   (000)         VALUE+
                                                                 ----------- --------------
Tennessee Valley Authority
    3.875%, 02/15/21                                             $    74,241 $   79,931,350
    1.875%, 08/15/22                                                  89,450     88,373,201
    2.875%, 09/15/24                                                 117,875    120,170,262
    6.750%, 11/01/25                                                  47,282     61,627,973
    7.125%, 05/01/30                                                  15,000     21,344,730
                                                                             --------------
TOTAL AGENCY OBLIGATIONS                                                      1,494,265,932
                                                                             --------------
U.S. TREASURY OBLIGATIONS -- (61.5%)
U.S. Treasury Bonds
    8.125%, 05/15/21                                                  86,583    108,962,588
    8.125%, 08/15/21                                                  90,711    115,333,793
    7.250%, 08/15/22                                                  65,541     83,415,877
    6.250%, 08/15/23                                                 100,259    125,312,145
    7.500%, 11/15/24                                                  92,352    126,829,398
    6.875%, 08/15/25                                                  75,630    102,082,128
    6.000%, 02/15/26                                                  79,833    103,065,164
    6.750%, 08/15/26                                                  98,183    134,207,444
    6.625%, 02/15/27                                                  98,828    135,374,404
    5.250%, 11/15/28                                                  95,132    121,174,512
    5.250%, 02/15/29                                                  98,750    126,203,673
    6.125%, 08/15/29                                                 102,528    141,592,808
    6.250%, 05/15/30                                                 107,289    151,709,679
    5.375%, 02/15/31                                                 100,000    133,250,000
U.S. Treasury Notes
    2.000%, 09/30/20                                                  13,472     13,635,962
    3.125%, 05/15/21                                                 116,635    122,908,469
    2.000%, 10/31/21                                                  64,843     65,103,663
    1.500%, 02/28/23                                                  94,000     90,548,414
    1.500%, 03/31/23                                                  89,000     85,617,288
    1.250%, 07/31/23                                                  47,000     44,314,044
    2.750%, 11/15/23                                                  87,000     89,851,251
    2.750%, 02/15/24                                                 105,538    108,964,076
    2.250%, 11/15/24                                                  72,500     72,024,255
    2.000%, 08/15/25                                                  12,000     11,620,776
                                                                             --------------
TOTAL U.S. TREASURY OBLIGATIONS                                               2,413,101,811
                                                                             --------------
TOTAL INVESTMENT SECURITIES                                                   3,907,367,743
                                                                             --------------

                                                                   SHARES
                                                                 -----------
TEMPORARY CASH INVESTMENTS -- (0.4%)
    State Street Institutional U.S. Government Money Market
      Fund, 0.420%                                                14,137,568     14,137,568
                                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,947,621,911)^^                                                    $3,921,505,311
                                                                             ==============

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------------
                                                               LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                                             -----------   -------------- ------- --------------
Agency Obligations                                                    --   $1,494,265,932   --    $1,494,265,932
U.S. Treasury Obligations                                             --    2,413,101,811   --     2,413,101,811
Temporary Cash Investments                                   $14,137,568               --   --        14,137,568
                                                             -----------   --------------   --    --------------
TOTAL                                                        $14,137,568   $3,907,367,743   --    $3,921,505,311
                                                             ===========   ==============   ==    ==============

                   DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                  FACE
                                                                 AMOUNT
                                                                 (000)     VALUE+
                                                                 ------- -----------
AGENCY OBLIGATIONS -- (2.0%)
Federal Home Loan Bank
    4.875%, 05/17/17                                             $ 2,700 $ 2,734,239
    1.875%, 03/08/19                                               7,155   7,237,869
    1.375%, 02/18/21                                               5,000   4,911,855
Federal Home Loan Mortgage Corp.
    1.000%, 07/28/17                                                 982     983,647
    1.000%, 09/29/17                                                 764     765,449
    1.750%, 05/30/19                                               4,471   4,509,419
Federal National Mortgage Association
    1.875%, 09/18/18                                               4,726   4,780,481
    1.875%, 02/19/19                                              16,942  17,144,084
#   1.500%, 06/22/20                                              48,451  48,265,336
Tennessee Valley Authority
    1.750%, 10/15/18                                               8,303   8,380,010
                                                                         -----------
TOTAL AGENCY OBLIGATIONS                                                  99,712,389
                                                                         -----------
BONDS -- (96.4%)
21st Century Fox America, Inc.
    6.900%, 03/01/19                                               4,000   4,385,284
    5.650%, 08/15/20                                               4,210   4,645,196
    4.500%, 02/15/21                                               7,638   8,151,297
ABB Finance USA, Inc.
    1.625%, 05/08/17                                                 193     193,326
Abbott Laboratories
    5.125%, 04/01/19                                               1,348   1,430,848
    2.000%, 03/15/20                                              13,567  13,398,064
    4.125%, 05/27/20                                               3,000   3,145,656
AbbVie, Inc.
    2.500%, 05/14/20                                              24,891  25,000,794
Actavis, Inc.
    1.875%, 10/01/17                                              14,811  14,850,545
Advance Auto Parts, Inc.
    5.750%, 05/01/20                                               2,825   3,077,535
Aetna, Inc.
    2.200%, 03/15/19                                              10,171  10,235,423
    3.950%, 09/01/20                                               3,000   3,157,485
Aflac, Inc.
    2.650%, 02/15/17                                              15,775  15,783,881
African Development Bank
    1.125%, 03/15/17                                               3,999   3,999,600
Agilent Technologies, Inc.
    6.500%, 11/01/17                                               1,754   1,810,196
    5.000%, 07/15/20                                               1,690   1,827,789
Airgas, Inc.
    3.050%, 08/01/20                                               6,528   6,688,275
Alberta, Province of Canada
    1.750%, 08/26/20                                              10,000   9,913,610
Alphabet, Inc.
    3.625%, 05/19/21                                               1,000   1,064,264

                                                                  FACE
                                                                 AMOUNT
                                                                 (000)     VALUE+
                                                                 ------- -----------
Altria Group, Inc.
#   2.625%, 01/14/20                                             $ 5,000 $ 5,069,240
Amazon.com, Inc.
    2.600%, 12/05/19                                              11,705  11,932,768
Ameren Corp.
    2.700%, 11/15/20                                               1,000   1,005,801
American Express Credit Corp.
    2.250%, 08/15/19                                               5,365   5,401,761
    2.600%, 09/14/20                                              13,925  14,042,026
American International Group, Inc.
    2.300%, 07/16/19                                               9,941  10,004,762
    3.375%, 08/15/20                                               3,000   3,099,129
    6.400%, 12/15/20                                              11,283  12,843,303
Ameriprise Financial, Inc.
    5.300%, 03/15/20                                               6,957   7,538,584
Amgen, Inc.
    2.200%, 05/22/19                                              10,625  10,696,272
#   3.450%, 10/01/20                                               4,990   5,171,561
    4.100%, 06/15/21                                               5,000   5,304,380
Amphenol Corp.
    2.550%, 01/30/19                                                 452     457,574
Anheuser-Busch InBev Worldwide, Inc.
    1.375%, 07/15/17                                               4,052   4,053,592
    5.375%, 01/15/20                                               3,933   4,288,453
Anthem, Inc.
    5.875%, 06/15/17                                               1,358   1,380,205
    2.250%, 08/15/19                                              14,691  14,749,367
AP Moeller--Maersk A.S.
##  2.875%, 09/28/20                                               3,000   2,979,405
Apache Corp.
    6.900%, 09/15/18                                                 200     215,733
Apple, Inc.
    2.100%, 05/06/19                                              40,000  40,386,320
    2.000%, 05/06/20                                               2,978   2,984,370
    2.250%, 02/23/21                                               4,000   4,000,168
    2.850%, 05/06/21                                              29,000  29,620,803
    1.550%, 08/04/21                                              10,000   9,663,710
Applied Materials, Inc.
    2.625%, 10/01/20                                               5,090   5,160,206
Arizona Public Service Co.
    8.750%, 03/01/19                                               1,788   2,024,036
Asian Development Bank
    1.125%, 03/15/17                                               4,151   4,151,486
    1.750%, 09/11/18                                               7,409   7,454,877
#   1.875%, 04/12/19                                              17,884  18,026,249
    1.625%, 03/16/21                                               6,000   5,918,868
Associated Banc-Corp
    2.750%, 11/15/19                                                 447     449,403
Assurant, Inc.
    2.500%, 03/15/18                                               5,303   5,340,805
AstraZeneca P.L.C.
    2.375%, 11/16/20                                              23,256  23,364,489

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                                  FACE
                                                                 AMOUNT
                                                                 (000)     VALUE+
                                                                 ------- -----------
AT&T, Inc.
    1.600%, 02/15/17                                             $ 4,151 $ 4,151,706
    5.500%, 02/01/18                                               4,645   4,817,840
    5.800%, 02/15/19                                               3,751   4,019,298
    4.600%, 02/15/21                                               8,793   9,330,736
Australia & New Zealand Banking Group, Ltd.
#   2.250%, 06/13/19                                              40,154  40,308,352
    2.700%, 11/16/20                                               1,000   1,005,112
Autodesk, Inc.
    1.950%, 12/15/17                                               3,554   3,559,718
    3.125%, 06/15/20                                              14,337  14,527,854
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17                                              11,622  11,635,784
    1.375%, 03/19/18                                              20,754  20,759,894
    4.375%, 02/16/21                                              11,000  11,909,018
    1.625%, 04/19/21                                              20,000  19,522,460
Bank of America Corp.
    2.000%, 01/11/18                                               3,815   3,827,967
    2.650%, 04/01/19                                               5,365   5,422,545
    2.625%, 10/19/20                                               5,000   4,991,500
Bank of Montreal
    2.375%, 01/25/19                                                 273     275,693
    1.900%, 08/27/21                                              32,954  32,045,096
Bank of New York Mellon Corp. (The)
    5.450%, 05/15/19                                               2,309   2,492,208
    2.150%, 02/24/20                                              23,063  23,059,840
Bank of Nova Scotia (The)
    2.050%, 06/05/19                                               1,788   1,791,721
    2.350%, 10/21/20                                               1,315   1,316,633
    2.450%, 03/22/21                                              37,679  37,539,927
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
##  2.350%, 09/08/19                                              13,163  13,175,215
Barclays P.L.C.
    2.750%, 11/08/19                                              26,424  26,480,415
Baxalta, Inc.
    2.875%, 06/23/20                                               4,024   4,063,612
Bayer U.S. Finance LLC
##  2.375%, 10/08/19                                               5,616   5,633,730
BB&T Corp.
    2.150%, 03/22/17                                               4,774   4,776,769
    2.450%, 01/15/20                                              13,289  13,408,216
Beam Suntory, Inc.
    1.750%, 06/15/18                                              16,605  16,567,722
Berkshire Hathaway Finance Corp.
    1.600%, 05/15/17                                                 258     258,437
    2.900%, 10/15/20                                               5,000   5,154,605
Berkshire Hathaway, Inc.
#   2.100%, 08/14/19                                              24,591  24,827,516
    2.200%, 03/15/21                                               8,295   8,293,615

                                                                  FACE
                                                                 AMOUNT
                                                                 (000)     VALUE+
                                                                 ------- -----------
BHP Billiton Finance USA, Ltd.
    1.625%, 02/24/17                                             $ 5,566 $ 5,567,714
Biogen, Inc.
    2.900%, 09/15/20                                              19,046  19,352,088
BlackRock, Inc.
    5.000%, 12/10/19                                               3,443   3,733,841
BNP Paribas SA
    2.450%, 03/17/19                                               7,836   7,902,159
Boeing Capital Corp.
    2.900%, 08/15/18                                                 169     172,710
Boston Scientific Corp.
    2.850%, 05/15/20                                               9,273   9,393,020
BP Capital Markets P.L.C.
    4.750%, 03/10/19                                                 894     946,144
    2.315%, 02/13/20                                              15,559  15,637,604
BPCE SA
    2.500%, 12/10/18                                               2,250   2,268,819
    2.500%, 07/15/19                                               4,024   4,044,965
    2.250%, 01/27/20                                              18,309  18,209,820
Branch Banking & Trust Co.
    2.300%, 10/15/18                                               6,402   6,464,215
British Telecommunications P.L.C.
    1.250%, 02/14/17                                               3,155   3,155,164
Buckeye Partners L.P.
    2.650%, 11/15/18                                                 889     895,336
Burlington Northern Santa Fe LLC
    4.700%, 10/01/19                                               3,514   3,769,278
Caisse d'Amortissement de la Dette Sociale
    2.000%, 03/22/21                                              25,435  25,225,873
Canadian Pacific Railway Co.
    7.250%, 05/15/19                                               2,576   2,870,947
Capital One Bank USA NA
    2.300%, 06/05/19                                               4,471   4,490,757
Capital One Financial Corp.
    2.450%, 04/24/19                                              11,883  11,976,757
Cardinal Health, Inc.
    1.700%, 03/15/18                                               6,508   6,508,046
Caterpillar Financial Services Corp.
    2.450%, 09/06/18                                               3,330   3,372,041
CBS Corp.
    2.300%, 08/15/19                                              14,110  14,158,030
    5.750%, 04/15/20                                               1,341   1,479,303
Celgene Corp.
    2.250%, 05/15/19                                               2,683   2,691,097
CenterPoint Energy Resources Corp.
    6.125%, 11/01/17                                                 457     471,394
Charles Schwab Corp. (The)
    2.200%, 07/25/18                                               2,317   2,335,404
Chevron Corp.
    1.718%, 06/24/18                                              31,067  31,165,234
    1.961%, 03/03/20                                              19,050  19,061,506

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                                  FACE
                                                                 AMOUNT
                                                                 (000)     VALUE+
                                                                 ------- -----------
    2.419%, 11/17/20                                             $37,151 $37,544,132
    2.100%, 05/16/21                                              10,500  10,397,268
Chubb INA Holdings, Inc.
#   2.300%, 11/03/20                                               8,000   8,019,616
Cisco Systems, Inc.
    2.125%, 03/01/19                                              24,144  24,389,786
    4.450%, 01/15/20                                               4,896   5,244,928
    2.450%, 06/15/20                                               1,788   1,810,373
    2.200%, 02/28/21                                              49,100  48,942,733
    1.850%, 09/20/21                                              12,845  12,541,036
Citigroup, Inc.
    2.500%, 09/26/18                                              10,282  10,371,957
    2.550%, 04/08/19                                               8,942   9,017,399
Citizens Bank NA
    2.450%, 12/04/19                                               3,733   3,752,091
CNA Financial Corp.
    7.350%, 11/15/19                                               7,117   8,098,392
    5.875%, 08/15/20                                               1,000   1,111,390
Coca-Cola Co. (The)
    1.150%, 04/01/18                                               3,593   3,587,280
    1.875%, 10/27/20                                              16,673  16,614,444
    3.150%, 11/15/20                                               1,020   1,065,695
    1.550%, 09/01/21                                               2,500   2,433,678
Coca-Cola European Partners US LLC
    3.500%, 09/15/20                                               4,591   4,798,945
Colgate-Palmolive Co.
    1.750%, 03/15/19                                               1,565   1,571,140
Comerica, Inc.
    2.125%, 05/23/19                                               2,057   2,057,757
Commonwealth Bank of Australia
    2.500%, 09/20/18                                              10,627  10,748,488
    2.250%, 03/13/19                                               4,471   4,494,790
    2.300%, 09/06/19                                              38,525  38,704,257
    2.300%, 03/12/20                                               4,500   4,492,134
    2.400%, 11/02/20                                              10,000   9,960,930
##  2.000%, 09/06/21                                               5,000   4,857,640
ConocoPhillips
    6.000%, 01/15/20                                               1,341   1,485,817
ConocoPhillips Co.
    1.050%, 12/15/17                                              15,482  15,417,734
#   1.500%, 05/15/18                                               1,788   1,782,112
Cooperatieve Rabobank UA
    2.250%, 01/14/19                                              38,949  39,141,953
    2.500%, 01/19/21                                              15,000  14,984,235
    2.750%, 01/10/22                                               5,928   5,915,225
Corning, Inc.
    4.250%, 08/15/20                                               2,850   3,026,153
Costco Wholesale Corp.
    1.700%, 12/15/19                                                   2       2,002
Crane Co.
    2.750%, 12/15/18                                              13,057  13,250,113

                                                                  FACE
                                                                 AMOUNT
                                                                 (000)     VALUE+
                                                                 ------- -----------
Credit Suisse AG
    2.300%, 05/28/19                                             $22,132 $22,200,831
    5.300%, 08/13/19                                               3,130   3,370,506
CVS Health Corp.
    2.250%, 12/05/18                                               1,672   1,685,286
    2.250%, 08/12/19                                               5,370   5,397,661
Daimler Finance North America LLC
### 1.650%, 03/02/18                                               5,961   5,961,322
Daimler Finance North America LLC
##  2.250%, 03/02/20                                               9,750   9,719,687
Danone SA
##  2.077%, 11/02/21                                               5,000   4,860,510
Danske Bank A.S.
### 2.750%, 09/17/20                                              15,822  15,978,242
Deutsche Bank AG
    6.000%, 09/01/17                                              10,004  10,225,969
    2.500%, 02/13/19                                               7,592   7,585,923
Deutsche Telekom International Finance BV
    6.000%, 07/08/19                                               6,741   7,355,948
##  1.950%, 09/19/21                                               2,535   2,444,909
Development Bank of Japan, Inc.
    1.875%, 10/03/18                                               6,890   6,898,757
Discovery Communications LLC
    5.050%, 06/01/20                                               5,000   5,382,685
Dollar General Corp.
    1.875%, 04/15/18                                              10,692  10,707,461
Dominion Gas Holdings LLC
    2.800%, 11/15/20                                               5,000   5,069,100
Dominion Resources, Inc.
    2.500%, 12/01/19                                               7,881   7,978,244
Dow Chemical Co. (The)
    4.250%, 11/15/20                                               7,657   8,105,302
Dr. Pepper Snapple Group, Inc.
    2.600%, 01/15/19                                                 939     952,427
    2.000%, 01/15/20                                                 747     743,072
DTE Energy Co.
    2.400%, 12/01/19                                              18,342  18,460,691
Duke Energy Corp.
    1.625%, 08/15/17                                               4,196   4,199,692
    2.100%, 06/15/18                                                 181     181,756
    5.050%, 09/15/19                                                 586     628,646
Eastman Chemical Co.
    2.700%, 01/15/20                                               3,756   3,799,021
eBay, Inc.
    1.350%, 07/15/17                                               1,424   1,424,087
    2.200%, 08/01/19                                               4,918   4,932,351
EI du Pont de Nemours & Co.
    6.000%, 07/15/18                                               8,215   8,732,266
    4.625%, 01/15/20                                               1,289   1,377,141
    4.250%, 04/01/21                                               3,035   3,218,278

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                                  FACE
                                                                 AMOUNT
                                                                 (000)     VALUE+
                                                                 ------- -----------
Electricite de France SA
##  2.350%, 10/13/20                                             $ 1,500 $ 1,488,558
Electronic Arts, Inc.
    3.700%, 03/01/21                                              11,879  12,286,782
EMD Finance LLC
##  2.400%, 03/19/20                                               1,755   1,750,853
Enterprise Products Operating LLC
    5.250%, 01/31/20                                               1,788   1,940,141
EOG Resources, Inc.
    5.875%, 09/15/17                                               8,178   8,395,298
ERAC USA Finance LLC
##  2.350%, 10/15/19                                               7,283   7,277,159
European Investment Bank
    1.125%, 09/15/17                                               2,490   2,489,392
    1.875%, 03/15/19                                               4,471   4,499,123
    2.875%, 09/15/20                                               9,000   9,283,158
    1.625%, 12/15/20                                               8,000   7,876,880
    2.000%, 03/15/21                                               5,000   4,975,235
    1.375%, 09/15/21                                              38,000  36,585,982
Eversource Energy
    2.500%, 03/15/21                                               5,500   5,462,419
Exelon Corp.
    2.850%, 06/15/20                                               1,399   1,418,425
    2.450%, 04/15/21                                               1,560   1,543,615
Exelon Generation Co. LLC
    2.950%, 01/15/20                                               7,064   7,153,798
Export Development Canada
    1.375%, 10/21/21                                               3,300   3,189,605
Express Scripts Holding Co.
    2.250%, 06/15/19                                              14,819  14,870,911
Exxon Mobil Corp.
    1.305%, 03/06/18                                              10,307  10,310,164
    1.819%, 03/15/19                                              21,614  21,709,339
    1.912%, 03/06/20                                               8,143   8,142,731
    2.222%, 03/01/21                                              45,395  45,468,812
FedEx Corp.
    2.300%, 02/01/20                                               5,340   5,347,380
Fidelity National Information Services, Inc.
    3.625%, 10/15/20                                              11,503  11,898,094
    2.250%, 08/15/21                                               2,500   2,445,643
Fifth Third Bancorp
    2.300%, 03/01/19                                               9,810   9,865,819
Fiserv, Inc.
#   2.700%, 06/01/20                                               4,460   4,503,793
FMS Wertmanagement AoeR
    1.000%, 11/21/17                                              10,755  10,736,867
Ford Motor Credit Co. LLC
    5.000%, 05/15/18                                              17,685  18,344,527
    2.459%, 03/27/20                                               5,365   5,309,419
    3.157%, 08/04/20                                              11,533  11,615,899

                                                                  FACE
                                                                 AMOUNT
                                                                 (000)      VALUE+
                                                                 ------- ------------
Fortune Brands Home & Security, Inc.
    3.000%, 06/15/20                                             $ 6,500 $  6,557,883
GATX Corp.
    2.500%, 03/15/19                                               6,703    6,731,293
GE Capital International Funding Co., Unlimited Co.
    2.342%, 11/15/20                                              99,970  100,249,916
General Mills, Inc.
    2.200%, 10/21/19                                               4,867    4,897,828
Gilead Sciences, Inc.
    2.550%, 09/01/20                                               2,000    2,019,642
    4.500%, 04/01/21                                               1,198    1,295,689
Goldman Sachs Group, Inc. (The)
    7.500%, 02/15/19                                               8,000    8,851,600
    2.550%, 10/23/19                                               6,000    6,038,154
    2.750%, 09/15/20                                              10,000   10,056,410
Harley-Davidson Financial Services, Inc.
##  2.150%, 02/26/20                                              21,047   20,864,670
Harris Corp.
    2.700%, 04/27/20                                               4,247    4,242,978
Hartford Financial Services Group, Inc. (The)
    5.500%, 03/30/20                                               5,100    5,575,585
Heineken NV
##  1.400%, 10/01/17                                               1,775    1,774,769
Hershey Co. (The)
    4.125%, 12/01/20                                                 700      750,404
Hewlett Packard Enterprise Co.
    3.600%, 10/15/20                                              10,000   10,264,050
Home Depot, Inc. (The)
    2.000%, 06/15/19                                              16,484   16,620,949
HSBC USA, Inc.
    1.625%, 01/16/18                                               6,618    6,622,421
    2.375%, 11/13/19                                               2,683    2,693,115
    2.350%, 03/05/20                                               8,942    8,917,097
Humana, Inc.
    2.625%, 10/01/19                                               3,845    3,878,948
Huntington Bancshares, Inc.
    2.600%, 08/02/18                                              22,992   23,179,776
Iberdrola Finance Ireland, Ltd.
##  5.000%, 09/11/19                                               6,662    7,103,970
Imperial Brands Finance P.L.C.
##  2.950%, 07/21/20                                               3,577    3,611,801
Indiana Michigan Power Co.
    7.000%, 03/15/19                                               2,236    2,461,827
ING Bank NV
##  2.500%, 10/01/19                                               1,025    1,030,841
##  2.750%, 03/22/21                                               6,000    6,022,140
Integrys Holding, Inc.
    4.170%, 11/01/20                                               1,000    1,051,641

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                                  FACE
                                                                 AMOUNT
                                                                 (000)     VALUE+
                                                                 ------- -----------
Intel Corp.
    2.450%, 07/29/20                                             $12,471 $12,665,323
Inter-American Development Bank
    1.125%, 03/15/17                                                 680     680,092
    0.875%, 03/15/18                                               8,303   8,268,725
    1.875%, 06/16/20                                               7,000   7,017,514
    2.125%, 11/09/20                                              35,000  35,258,230
Intercontinental Exchange, Inc.
    2.500%, 10/15/18                                               8,796   8,907,709
International Bank for Reconstruction & Development
    0.875%, 04/17/17                                               8,845   8,848,202
    2.250%, 06/24/21                                               6,000   6,051,990
International Business Machines Corp.
#   1.950%, 02/12/19                                              10,697  10,776,725
    1.875%, 05/15/19                                               4,511   4,532,256
    1.625%, 05/15/20                                               5,859   5,792,196
    2.250%, 02/19/21                                               4,000   3,996,468
    2.500%, 01/27/22                                               5,000   5,006,355
International Finance Corp.
    0.875%, 06/15/18                                               2,490   2,476,121
Intesa Sanpaolo SpA
    3.875%, 01/16/18                                               1,797   1,825,533
Japan Finance Organization for Municipalities
    2.500%, 09/12/18                                               6,886   6,958,819
    2.125%, 03/06/19                                               4,472   4,462,515
Jefferies Group LLC
    5.125%, 04/13/18                                               1,557   1,610,930
Jersey Central Power & Light Co.
    7.350%, 02/01/19                                               7,492   8,237,948
John Deere Capital Corp.
    2.050%, 03/10/20                                              29,509  29,390,315
Johnson & Johnson
#   1.650%, 03/01/21                                               9,000   8,865,225
JPMorgan Chase & Co.
    6.300%, 04/23/19                                               1,964   2,143,315
    2.250%, 01/23/20                                               6,729   6,738,885
    2.550%, 10/29/20                                              11,000  11,034,628
Kellogg Co.
    1.750%, 05/17/17                                               1,076   1,078,300
KeyBank NA
    2.500%, 12/15/19                                               4,467   4,505,506
KeyCorp
    2.900%, 09/15/20                                              11,259  11,418,900
#   5.100%, 03/24/21                                               8,008   8,753,240
KFW
    1.500%, 04/20/20                                               7,500   7,420,838
Kimberly-Clark Corp.
    1.900%, 05/22/19                                               1,603   1,613,355
KLA-Tencor Corp.
    3.375%, 11/01/19                                               2,696   2,775,087

                                                                  FACE
                                                                 AMOUNT
                                                                 (000)     VALUE+
                                                                 ------- -----------
Kohl's Corp.
#   4.000%, 11/01/21                                             $   600 $   604,243
Kommunalbanken A.S.
    1.000%, 09/26/17                                               3,322   3,317,735
    1.000%, 03/15/18                                              24,908  24,815,093
    1.750%, 05/28/19                                              17,884  17,902,850
    1.625%, 02/10/21                                              15,000  14,720,025
Kommunekredit
    1.125%, 03/15/18                                               8,303   8,284,351
Kommuninvest I Sverige AB
    1.000%, 10/24/17                                              20,606  20,572,268
    2.000%, 11/12/19                                               9,471   9,529,578
Kreditanstalt fuer Wiederaufbau
    1.250%, 02/15/17                                              10,398  10,399,570
    1.875%, 04/01/19                                               6,259   6,304,303
Kroger Co. (The)
    2.300%, 01/15/19                                              13,672  13,781,034
L3 Technologies, Inc.
    4.750%, 07/15/20                                               4,650   4,953,264
Laboratory Corp. of America Holdings
    2.200%, 08/23/17                                              17,349  17,419,888
    2.625%, 02/01/20                                               7,623   7,653,972
Lam Research Corp.
#   2.750%, 03/15/20                                               8,942   8,960,429
Landeskreditbank Baden-Wuerttemberg Foerderbank
    1.375%, 07/21/21                                               5,000   4,817,000
Legg Mason, Inc.
    2.700%, 07/15/19                                               9,258   9,325,343
Liberty Mutual Group, Inc.
##  5.000%, 06/01/21                                               2,500   2,713,643
Lincoln National Corp.
    6.250%, 02/15/20                                               3,215   3,554,215
    4.850%, 06/24/21                                               1,270   1,375,021
Lloyds Bank P.L.C.
    4.200%, 03/28/17                                               5,049   5,073,417
    2.700%, 08/17/20                                               1,600   1,612,608
Lloyds Banking Group P.L.C.
    3.100%, 07/06/21                                               6,750   6,817,304
Lockheed Martin Corp.
    2.500%, 11/23/20                                               7,500   7,560,187
LyondellBasell Industries NV
    5.000%, 04/15/19                                               7,601   8,038,134
Macquarie Group, Ltd.
##  3.000%, 12/03/18                                              20,235  20,512,280
Macy's Retail Holdings, Inc.
    3.450%, 01/15/21                                                 500     501,532
Manufacturers & Traders Trust Co.
    2.250%, 07/25/19                                               4,030   4,064,191
    2.100%, 02/06/20                                              29,557  29,547,956
Marriott International, Inc.
    6.750%, 05/15/18                                               4,264   4,525,848

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                                  FACE
                                                                 AMOUNT
                                                                 (000)     VALUE+
                                                                 ------- -----------
    3.000%, 03/01/19                                             $ 4,860 $ 4,945,969
Marsh & McLennan Cos., Inc.
    2.300%, 04/01/17                                               6,338   6,345,853
    2.350%, 09/10/19                                               4,471   4,497,705
    2.350%, 03/06/20                                               1,000   1,001,131
MasterCard, Inc.
    2.000%, 04/01/19                                              11,504  11,592,362
Mattel, Inc.
    1.700%, 03/15/18                                               4,887   4,884,444
    2.350%, 05/06/19                                              20,051  20,129,540
Maxim Integrated Products, Inc.
    2.500%, 11/15/18                                               5,464   5,516,700
McDonald's Corp.
    5.350%, 03/01/18                                               1,314   1,366,299
    3.500%, 07/15/20                                               5,678   5,919,650
McKesson Corp.
    1.400%, 03/15/18                                               9,031   8,994,569
Medtronic, Inc.
    2.500%, 03/15/20                                               5,195   5,257,636
Merck & Co., Inc.
    1.850%, 02/10/20                                               4,450   4,459,972
MetLife, Inc.
#   7.717%, 02/15/19                                               2,743   3,056,714
Microsoft Corp.
    1.625%, 12/06/18                                               7,227   7,257,628
    1.850%, 02/12/20                                              21,640  21,625,783
    3.000%, 10/01/20                                               5,000   5,169,640
#   2.000%, 11/03/20                                              33,993  33,949,081
    1.550%, 08/08/21                                              10,978  10,624,893
Mitsubishi UFJ Financial Group, Inc.
    2.950%, 03/01/21                                               3,000   3,014,241
Mizuho Bank, Ltd.
##  2.450%, 04/16/19                                               5,052   5,073,890
##  2.700%, 10/20/20                                              11,960  11,995,736
Mizuho Financial Group, Inc.
##  2.632%, 04/12/21                                               5,000   4,950,545
Molson Coors Brewing Co.
    2.000%, 05/01/17                                                 818     819,731
    2.100%, 07/15/21                                               3,000   2,925,765
Mondelez International Holdings Netherlands BV
##  2.000%, 10/28/21                                               9,356   8,997,983
Monsanto Co.
    1.850%, 11/15/18                                              25,011  24,964,179
    2.125%, 07/15/19                                               2,236   2,235,725
Morgan Stanley
    4.750%, 03/22/17                                              18,527  18,619,450
    7.300%, 05/13/19                                               4,365   4,848,363
Municipality Finance P.L.C.
    1.125%, 04/17/18                                              10,755  10,724,940
Mylan NV
##  3.750%, 12/15/20                                               6,065   6,138,623

                                                                  FACE
                                                                 AMOUNT
                                                                 (000)     VALUE+
                                                                 ------- -----------
Mylan, Inc.
    2.550%, 03/28/19                                             $11,679 $11,682,947
National Australia Bank, Ltd.
    2.250%, 07/01/19                                              15,626  15,683,597
    2.625%, 07/23/20                                               5,339   5,380,420
    2.625%, 01/14/21                                               2,000   2,002,184
    1.875%, 07/12/21                                               5,500   5,319,837
    2.800%, 01/10/22                                              12,000  12,005,892
Nationwide Building Society
##  2.350%, 01/21/20                                                 480     479,116
Nederlandse Waterschapsbank NV
    1.875%, 03/13/19                                              53,652  53,890,966
    1.625%, 03/04/20                                              30,000  29,745,660
Nestle Holdings, Inc.
    1.875%, 03/09/21                                              10,000   9,866,740
NetApp, Inc.
    2.000%, 12/15/17                                               8,303   8,331,496
    3.375%, 06/15/21                                               8,650   8,827,982
Newell Brands, Inc.
    6.250%, 04/15/18                                              10,793  11,353,394
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19                                               9,378   9,442,080
NiSource Finance Corp.
    6.400%, 03/15/18                                                 992   1,040,786
Nissan Motor Acceptance Corp.
##  2.550%, 03/08/21                                              16,249  16,194,875
Nomura Holdings, Inc.
    2.750%, 03/19/19                                              17,884  18,068,634
Nordea Bank AB
    1.625%, 05/15/18                                               1,923   1,919,548
    2.375%, 04/04/19                                              15,005  15,095,300
##  2.500%, 09/17/20                                               6,000   5,993,136
Nordic Investment Bank
    1.875%, 06/14/19                                               9,471   9,537,145
Nordstrom, Inc.
    4.750%, 05/01/20                                              13,135  13,987,133
Northrop Grumman Corp.
    1.750%, 06/01/18                                               3,364   3,372,931
NRW Bank
    1.875%, 07/01/19                                              17,884  17,932,126
Nucor Corp.
    5.750%, 12/01/17                                               1,992   2,057,959
NVIDIA Corp.
    2.200%, 09/16/21                                               1,830   1,784,631
Occidental Petroleum Corp.
    4.100%, 02/01/21                                                 542     575,041
Oesterreichische Kontrollbank AG
    1.125%, 05/29/18                                              16,605  16,549,440
Omnicom Group, Inc.
    4.450%, 08/15/20                                                 550     585,141
ONE Gas, Inc.
    2.070%, 02/01/19                                               4,199   4,211,626

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                                  FACE
                                                                 AMOUNT
                                                                 (000)     VALUE+
                                                                 ------- -----------
Oracle Corp.
    2.800%, 07/08/21                                             $ 6,536 $ 6,662,746
    1.900%, 09/15/21                                              87,577  85,523,232
PACCAR Financial Corp.
    1.600%, 03/15/17                                                 377     377,262
Pacific Gas & Electric Co.
    3.500%, 10/01/20                                                 900     934,944
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
##  2.500%, 06/15/19                                               5,000   5,026,510
##  3.050%, 01/09/20                                                 828     839,881
PepsiCo, Inc.
    4.500%, 01/15/20                                               1,745   1,877,852
Pernod Ricard SA
##  5.750%, 04/07/21                                                 620     690,637
Perrigo Finance Unlimited Co.
    3.500%, 03/15/21                                              12,000  12,151,716
Petro-Canada
    6.050%, 05/15/18                                               4,982   5,247,949
Pfizer, Inc.
    2.100%, 05/15/19                                               8,942   9,041,149
    1.950%, 06/03/21                                              27,847  27,652,071
    2.200%, 12/15/21                                              10,000   9,963,250
PG&E Corp.
    2.400%, 03/01/19                                               1,462   1,471,886
Philip Morris International, Inc.
    1.625%, 03/20/17                                                  68      68,071
Phillips 66 Partners L.P.
#   2.646%, 02/15/20                                               6,873   6,844,608
PNC Bank NA
    2.400%, 10/18/19                                              17,154  17,298,197
    2.300%, 06/01/20                                               1,200   1,202,770
    2.600%, 07/21/20                                               5,365   5,421,011
Praxair, Inc.
#   1.250%, 11/07/18                                                 155     154,436
Progress Energy, Inc.
    4.875%, 12/01/19                                               4,672   5,013,448
Province of British Columbia Canada
    1.200%, 04/25/17                                               8,303   8,307,210
Province of Manitoba Canada
    2.050%, 11/30/20                                               3,800   3,812,149
Province of Ontario Canada
    1.650%, 09/27/19                                               4,471   4,448,220
    4.000%, 10/07/19                                               5,000   5,276,715
    4.400%, 04/14/20                                              15,000  16,126,380
    1.875%, 05/21/20                                              10,000   9,959,950
    2.500%, 09/10/21                                              44,530  44,874,350
Province of Quebec Canada
    3.500%, 07/29/20                                              33,000  34,757,679
    2.750%, 08/25/21                                              10,000  10,208,090
Prudential Financial, Inc.
    2.350%, 08/15/19                                              13,413  13,514,791

                                                                  FACE
                                                                 AMOUNT
                                                                 (000)     VALUE+
                                                                 ------- -----------
    5.375%, 06/21/20                                             $ 1,700 $ 1,865,417
    4.500%, 11/15/20                                               7,000   7,526,442
PSEG Power LLC
    2.450%, 11/15/18                                               6,831   6,886,973
    5.125%, 04/15/20                                              11,108  11,874,574
Puget Energy, Inc.
    6.500%, 12/15/20                                               3,363   3,787,585
QUALCOMM, Inc.
    2.250%, 05/20/20                                               8,235   8,249,049
Raytheon Co.
    3.125%, 10/15/20                                               3,000   3,113,052
Regions Financial Corp.
#   3.200%, 02/08/21                                              10,500  10,682,185
Republic Services, Inc.
    3.800%, 05/15/18                                               4,507   4,625,210
    5.500%, 09/15/19                                               5,333   5,796,304
Reynolds American, Inc.
    2.300%, 08/21/17                                              11,046  11,091,189
Roper Technologies, Inc.
    2.050%, 10/01/18                                               1,565   1,572,005
Royal Bank of Canada
    2.350%, 10/30/20                                               7,428   7,417,304
    2.500%, 01/19/21                                              12,750  12,801,382
Ryder System, Inc.
    2.500%, 03/01/18                                               2,902   2,921,731
    2.650%, 03/02/20                                               7,000   7,039,536
Sanofi
    4.000%, 03/29/21                                              10,000  10,629,720
Santander Holdings USA, Inc.
    2.650%, 04/17/20                                               3,000   2,975,919
Santander UK Group Holdings P.L.C.
    3.125%, 01/08/21                                              15,000  15,029,115
Santander UK P.L.C.
    2.375%, 03/16/20                                               2,824   2,813,057
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19                                              19,864  20,120,484
Sempra Energy
    2.850%, 11/15/20                                               5,400   5,481,616
Shell International Finance BV
    2.000%, 11/15/18                                              19,626  19,762,165
    4.300%, 09/22/19                                               4,471   4,745,323
    2.250%, 11/10/20                                              18,999  19,028,448
    1.875%, 05/10/21                                              32,626  31,970,511
    1.750%, 09/12/21                                              27,855  27,057,344
Societe Generale SA
##  2.625%, 09/16/20                                              17,000  17,083,385
##  2.500%, 04/08/21                                               4,200   4,159,760
Solvay Finance America LLC
##  3.400%, 12/03/20                                              10,000  10,206,680
Southern Co. (The)
    2.750%, 06/15/20                                               9,683   9,800,222

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                                  FACE
                                                                 AMOUNT
                                                                 (000)     VALUE+
                                                                 ------- -----------
Southwest Airlines Co.
    2.750%, 11/06/19                                             $17,072 $17,365,297
    2.650%, 11/05/20                                               4,500   4,531,892
St Jude Medical LLC
    2.800%, 09/15/20                                               2,490   2,502,809
Starbucks Corp.
    2.100%, 02/04/21                                               1,770   1,766,180
State of North Rhine-Westphalia
    1.625%, 01/22/20                                              16,000  15,858,496
State Street Corp.
    2.550%, 08/18/20                                              13,652  13,812,548
Statoil ASA
    1.200%, 01/17/18                                               1,955   1,950,384
    1.150%, 05/15/18                                              11,682  11,611,885
    1.950%, 11/08/18                                               7,785   7,820,881
    2.900%, 11/08/20                                               2,780   2,835,539
    3.150%, 01/23/22                                               2,692   2,755,111
Stryker Corp.
    2.625%, 03/15/21                                               6,121   6,148,642
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19                                              13,616  13,716,609
Sumitomo Mitsui Financial Group, Inc.
    2.934%, 03/09/21                                               4,000   4,015,236
    2.058%, 07/14/21                                              10,000   9,678,800
SunTrust Banks, Inc.
    2.500%, 05/01/19                                               8,348   8,425,469
    2.900%, 03/03/21                                              14,765  14,931,387
Svensk Exportkredit AB
    1.875%, 06/17/19                                               9,836   9,868,301
    1.750%, 08/28/20                                               6,000   5,962,008
Svenska Handelsbanken AB
    2.500%, 01/25/19                                              27,669  27,998,233
    2.250%, 06/17/19                                               8,942   8,976,033
Symantec Corp.
    2.750%, 06/15/17                                               4,151   4,162,805
    4.200%, 09/15/20                                               6,000   6,198,636
Sysco Corp.
    2.600%, 10/01/20                                              16,190  16,315,068
Target Corp.
    2.300%, 06/26/19                                               3,504   3,555,845
TD Ameritrade Holding Corp.
    5.600%, 12/01/19                                               1,788   1,958,911
Tech Data Corp.
    3.750%, 09/21/17                                               4,151   4,203,178
Telefonica Emisiones SAU
    3.192%, 04/27/18                                                 950     963,607
    5.877%, 07/15/19                                               1,000   1,082,960
    5.134%, 04/27/20                                              10,180  10,930,632
Thermo Fisher Scientific, Inc.
    1.850%, 01/15/18                                               7,734   7,758,432
    2.400%, 02/01/19                                               8,455   8,541,875

                                                                  FACE
                                                                 AMOUNT
                                                                 (000)     VALUE+
                                                                 ------- -----------
Thomson Reuters Corp.
    1.300%, 02/23/17                                             $ 5,024 $ 5,024,502
    1.650%, 09/29/17                                                 800     801,295
TIAA Asset Management Finance Co. LLC
##  2.950%, 11/01/19                                               9,568   9,734,636
Time Warner, Inc.
    4.700%, 01/15/21                                               7,900   8,463,562
Toronto-Dominion Bank (The)
    1.400%, 04/30/18                                               1,779   1,776,581
    2.625%, 09/10/18                                               8,303   8,419,109
    2.125%, 07/02/19                                              31,297  31,438,024
    2.500%, 12/14/20                                              20,000  20,076,180
    2.125%, 04/07/21                                               8,138   8,020,992
    1.800%, 07/13/21                                              18,605  18,008,170
Total Capital International SA
    2.125%, 01/10/19                                               9,066   9,128,945
    2.100%, 06/19/19                                              27,483  27,649,025
Total Capital SA
    4.125%, 01/28/21                                              10,000  10,649,280
Total System Services, Inc.
    2.375%, 06/01/18                                               4,011   4,031,797
Toyota Motor Credit Corp.
    2.100%, 01/17/19                                              24,526  24,714,360
    2.125%, 07/18/19                                              21,405  21,529,813
    1.900%, 04/08/21                                              23,733  23,300,822
    2.750%, 05/17/21                                               8,500   8,609,361
    2.600%, 01/11/22                                               3,467   3,465,284
    3.300%, 01/12/22                                               1,484   1,531,699
Tyson Foods, Inc.
    2.650%, 08/15/19                                              19,752  20,016,657
U.S. Bancorp
    2.200%, 04/25/19                                               7,963   8,032,708
U.S. Bank NA
    2.125%, 10/28/19                                              14,432  14,514,493
UBS AG
    2.375%, 08/14/19                                               3,278   3,295,350
    2.350%, 03/26/20                                               8,079   8,063,618
Union Pacific Corp.
    2.250%, 02/15/19                                               2,689   2,713,806
    1.800%, 02/01/20                                               7,154   7,105,525
UnitedHealth Group, Inc.
    6.000%, 06/15/17                                               1,431   1,456,659
    1.400%, 10/15/17                                               2,147   2,148,314
    2.300%, 12/15/19                                               8,191   8,265,841
    4.700%, 02/15/21                                               2,040   2,221,236
Unum Group
    3.000%, 05/15/21                                               1,000     997,742
USAA Capital Corp.
##  2.000%, 06/01/21                                               5,000   4,908,755
Valero Energy Corp.
    9.375%, 03/15/19                                               5,009   5,752,275

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                                     FACE
                                                                    AMOUNT
                                                                    (000)        VALUE+
                                                                  ---------- --------------
Verizon Communications, Inc.
     3.650%, 09/14/18                                             $    9,765 $   10,078,066
     2.550%, 06/17/19                                                  2,683      2,738,101
     4.500%, 09/15/20                                                  2,350      2,506,120
Viacom, Inc.
     2.750%, 12/15/19                                                  7,725      7,743,301
Vodafone Group P.L.C.
     5.450%, 06/10/19                                                  1,732      1,861,377
     4.375%, 03/16/21                                                  4,525      4,795,581
Volkswagen Group of America Finance LLC
##   2.125%, 05/23/19                                                  7,431      7,390,278
##   2.400%, 05/22/20                                                  5,911      5,866,082
Wal-Mart Stores, Inc.
     4.250%, 04/15/21                                                  4,000      4,333,416
Walgreen Co.
     5.250%, 01/15/19                                                    610        646,168
Walgreens Boots Alliance, Inc.
     2.600%, 06/01/21                                                 14,457     14,429,994
     3.300%, 11/18/21                                                  4,000      4,082,076
Walt Disney Co. (The)
     1.125%, 02/15/17                                                  1,017      1,017,126
     2.150%, 09/17/20                                                  8,942      8,991,244
WEC Energy Group, Inc.
     2.450%, 06/15/20                                                 14,176     14,215,253
Wells Fargo & Co.
     2.100%, 05/08/17                                                  6,407      6,421,967
     2.125%, 04/22/19                                                 13,413     13,466,531
     2.600%, 07/22/20                                                  8,000      8,048,592
Westpac Banking Corp.
     4.875%, 11/19/19                                                  2,853      3,063,546
     2.600%, 11/23/20                                                  8,672      8,700,392
#    2.100%, 05/13/21                                                  7,632      7,480,169
     2.800%, 01/11/22                                                 10,000     10,016,570
Wm Wrigley Jr Co.
##   2.900%, 10/21/19                                                  1,484      1,509,532
Wyndham Worldwide Corp.
     2.500%, 03/01/18                                                  8,626      8,678,644
Xcel Energy, Inc.
     2.400%, 03/15/21                                                  4,070      4,044,827
Xerox Corp.
     2.750%, 03/15/19                                                 13,128     13,141,075
     5.625%, 12/15/19                                                  5,365      5,774,891
#    2.800%, 05/15/20                                                  2,000      1,983,168
Xilinx, Inc.
     2.125%, 03/15/19                                                  4,969      4,981,000
Zimmer Biomet Holdings, Inc.
     2.700%, 04/01/20                                                  4,632      4,656,990
Zoetis, Inc.
     3.450%, 11/13/20                                                 12,400     12,769,284
                                                                             --------------
TOTAL BONDS                                                                   4,728,126,749
                                                                             --------------

                                                                     FACE
                                                                    AMOUNT
                                                                    (000)        VALUE+
                                                                  ---------- --------------
U.S. TREASURY OBLIGATIONS -- (0.2%)
U.S. Treasury Notes
     2.125%, 09/30/21                                             $   10,000 $   10,102,730
                                                                             --------------
TOTAL INVESTMENT SECURITIES                                                   4,837,941,868
                                                                             --------------

                                                                    SHARES
                                                                  ----------
SECURITIES LENDING COLLATERAL -- (1.4%)
(S)@ DFA Short Term Investment Fund                                5,764,067     66,701,789
                                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,915,773,355)^^                                                    $4,904,643,657
                                                                             ==============

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------
                                                             LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                                             ------- -------------- ------- --------------
Agency Obligations                                             --    $   99,712,389   --    $   99,712,389
Bonds                                                          --     4,728,126,749   --     4,728,126,749
U.S. Treasury Obligations                                      --        10,102,730   --        10,102,730
Securities Lending Collateral                                  --        66,701,789   --        66,701,789
                                                               --    --------------   --    --------------
TOTAL                                                          --    $4,904,643,657   --    $4,904,643,657
                                                               ==    ==============   ==    ==============

               DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)     VALUE+
                                                                                     ------- -----------
AGENCY OBLIGATIONS -- (4.0%)
Federal Farm Credit Bank
    2.630%, 08/03/26                                                                 $ 3,173 $ 3,104,406
    5.770%, 01/05/27                                                                   1,058   1,315,098
Federal Home Loan Bank
    5.750%, 06/12/26                                                                   1,260   1,553,536
Federal Home Loan Mortgage Corporation
    6.750%, 09/15/29                                                                   8,814  12,239,553
Federal National Mortgage Association
    2.625%, 09/06/24                                                                   2,000   2,021,888
    6.250%, 05/15/29                                                                  17,628  23,466,235
    7.125%, 01/15/30                                                                   3,526   5,054,743
    6.625%, 11/15/30                                                                   2,000   2,803,868
Tennessee Valley Authority
    6.750%, 11/01/25                                                                   3,596   4,687,073
    7.125%, 05/01/30                                                                   2,108   2,999,646
                                                                                             -----------
TOTAL AGENCY OBLIGATIONS                                                                      59,246,046
                                                                                             -----------
BONDS -- (89.1%)
21st Century Fox America, Inc.
    3.700%, 09/15/24                                                                   2,468   2,496,567
Abbott Laboratories
    2.550%, 03/15/22                                                                   1,000     974,397
    2.950%, 03/15/25                                                                   6,870   6,486,152
AbbVie, Inc.
    3.600%, 05/14/25                                                                   9,500   9,372,937
Actavis Funding SCS
    3.800%, 03/15/25                                                                   8,592   8,575,005
Adobe Systems, Inc.
    3.250%, 02/01/25                                                                   1,058   1,048,821
Advance Auto Parts, Inc.
    4.500%, 01/15/22                                                                   1,410   1,493,317
    4.500%, 12/01/23                                                                   1,500   1,583,650
Aetna, Inc.
    3.500%, 11/15/24                                                                   4,942   5,010,259
Affiliated Managers Group, Inc.
    3.500%, 08/01/25                                                                   1,410   1,349,338
Aflac, Inc.
    3.625%, 06/15/23                                                                      --          --
    3.625%, 11/15/24                                                                   1,099   1,129,392
    3.250%, 03/17/25                                                                   6,064   6,034,614
Ahold Finance USA LLC
    6.875%, 05/01/29                                                                     388     480,974
Alabama Power Co.
    2.800%, 04/01/25                                                                   1,410   1,367,322
Albemarle Corp.
    4.150%, 12/01/24                                                                   3,335   3,414,830
Allstate Corp. (The)
    3.150%, 06/15/23                                                                   2,468   2,511,829

                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)    VALUE+
                                                                                     ------ ----------
Alphabet, Inc.
    1.998%, 08/15/26                                                                 $4,000 $3,660,372
Amazon.com, Inc.
    3.800%, 12/05/24                                                                  2,679  2,813,542
American Honda Finance Corp.
    2.300%, 09/09/26                                                                  1,500  1,392,894
American International Group, Inc.
    4.125%, 02/15/24                                                                  3,763  3,910,295
    3.750%, 07/10/25                                                                  2,000  2,006,652
    3.900%, 04/01/26                                                                  4,000  4,032,764
American Water Capital Corp.
    3.850%, 03/01/24                                                                  1,166  1,225,983
Ameriprise Financial, Inc.
    4.000%, 10/15/23                                                                    705    741,711
    3.700%, 10/15/24                                                                  7,090  7,278,488
    2.875%, 09/15/26                                                                  1,000    952,383
AmerisourceBergen Corp.
    3.400%, 05/15/24                                                                    673    677,664
Amgen, Inc.
    3.625%, 05/22/24                                                                  3,526  3,592,010
    3.125%, 05/01/25                                                                  2,763  2,687,661
    2.600%, 08/19/26                                                                  1,000    917,328
Analog Devices, Inc.
    3.900%, 12/15/25                                                                  4,502  4,592,355
Anheuser-Busch InBev Finance, Inc.
    3.650%, 02/01/26                                                                  8,000  8,052,568
Anthem, Inc.
    3.125%, 05/15/22                                                                  2,000  1,997,420
    3.500%, 08/15/24                                                                  3,491  3,475,395
Aon P.L.C.
    4.000%, 11/27/23                                                                  2,203  2,286,024
    3.500%, 06/14/24                                                                  4,331  4,346,942
AP Moeller - Maersk A.S.
##  3.750%, 09/22/24                                                                  1,000    976,759
##  3.875%, 09/28/25                                                                  1,000    968,634
Apache Corp.
    2.625%, 01/15/23                                                                    871    850,707
Apple, Inc.
    2.400%, 05/03/23                                                                  4,231  4,138,252
    3.450%, 05/06/24                                                                  8,814  9,071,695
    2.500%, 02/09/25                                                                  2,763  2,643,707
Archer-Daniels-Midland Co.
    2.500%, 08/11/26                                                                  5,613  5,306,306
Arizona Public Service Co.
    3.150%, 05/15/25                                                                  3,349  3,353,293
Assurant, Inc.
    4.000%, 03/15/23                                                                  3,526  3,555,830
AstraZeneca P.L.C.
    3.375%, 11/16/25                                                                  8,300  8,238,206
AT&T, Inc.
    3.950%, 01/15/25                                                                  1,087  1,074,767

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                                                                FACE
                                                                                               AMOUNT
                                                                                               (000)     VALUE+
                                                                                               ------- -----------
    3.400%, 05/15/25                                                                           $ 8,182 $ 7,795,122
Australia & New Zealand Banking Group, Ltd.
    3.700%, 11/16/25                                                                             2,000   2,067,494
Autodesk, Inc.
    3.600%, 12/15/22                                                                               705     710,150
    4.375%, 06/15/25                                                                             6,017   6,181,029
Automatic Data Processing, Inc.
    3.375%, 09/15/25                                                                             5,000   5,136,005
Avnet, Inc.
    4.625%, 04/15/26                                                                             5,850   5,894,261
Bank of America Corp.
    3.300%, 01/11/23                                                                             2,468   2,471,013
    4.000%, 04/01/24                                                                             5,993   6,152,462
Bank of New York Mellon Corp. (The)
    3.650%, 02/04/24                                                                             7,797   8,088,655
    3.000%, 02/24/25                                                                             1,410   1,390,591
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
    3.250%, 09/08/24                                                                             1,763   1,751,020
Barclays P.L.C.
    3.650%, 03/16/25                                                                             6,080   5,854,377
    4.375%, 01/12/26                                                                             2,700   2,712,226
BAT International Finance P.L.C.
    3.950%, 06/15/25                                                                             1,500   1,530,725
Bayer U.S. Finance LLC
### 3.375%, 10/08/24                                                                             8,831   8,822,143
Beam Suntory, Inc.
    3.250%, 06/15/23                                                                             2,195   2,156,969
Becton Dickinson and Co.
    3.734%, 12/15/24                                                                               630     645,712
Bed Bath & Beyond, Inc.
#   3.749%, 08/01/24                                                                               700     689,190
Berkshire Hathaway, Inc.
    3.125%, 03/15/26                                                                            17,240  17,092,667
Biogen, Inc.
    3.625%, 09/15/22                                                                             3,000   3,090,741
#   4.050%, 09/15/25                                                                             5,000   5,132,530
BMW U.S. Capital LLC
### 2.800%, 04/11/26                                                                             5,500   5,275,325
BNP Paribas SA
    3.250%, 03/03/23                                                                             1,058   1,070,606
Boeing Co. (The)
    2.500%, 03/01/25                                                                             3,526   3,402,452
Boston Scientific Corp.
    4.125%, 10/01/23                                                                               811     849,151
BP Capital Markets P.L.C.
    2.750%, 05/10/23                                                                             3,000   2,956,404
    3.535%, 11/04/24                                                                             1,234   1,251,375
    3.017%, 01/16/27                                                                             4,000   3,827,392
BPCE SA
    4.000%, 04/15/24                                                                             7,164   7,427,170

                                                                                                FACE
                                                                                               AMOUNT
                                                                                               (000)     VALUE+
                                                                                               ------- -----------
British Columbia, Province of Canada
    6.500%, 01/15/26                                                                           $ 4,363 $ 5,513,855
Brown & Brown, Inc.
    4.200%, 09/15/24                                                                             5,261   5,287,268
Buckeye Partners L.P.
    4.150%, 07/01/23                                                                             1,058   1,080,765
Burlington Northern Santa Fe LLC
    3.000%, 04/01/25                                                                             2,357   2,352,682
    7.000%, 12/15/25                                                                               472     603,257
Campbell Soup Co.
    3.300%, 03/19/25                                                                             4,229   4,242,220
Canadian Pacific Railway Co.
    2.900%, 02/01/25                                                                             1,666   1,628,760
    3.700%, 02/01/26                                                                             2,115   2,174,011
Capital One Financial Corp.
    3.750%, 04/24/24                                                                             1,939   1,967,713
CBS Corp.
    3.500%, 01/15/25                                                                             1,058   1,043,491
#   2.900%, 01/15/27                                                                             4,600   4,215,454
Celgene Corp.
    4.000%, 08/15/23                                                                             2,627   2,755,515
    3.625%, 05/15/24                                                                             1,763   1,772,725
Charles Schwab Corp. (The)
    3.000%, 03/10/25                                                                             4,689   4,582,405
Chevron Corp.
    3.191%, 06/24/23                                                                             8,686   8,889,626
    2.954%, 05/16/26                                                                            10,500  10,285,548
Chubb INA Holdings, Inc.
    3.350%, 05/15/24                                                                             2,820   2,865,735
Cigna Corp.
#   3.250%, 04/15/25                                                                             3,000   2,948,841
Cisco Systems, Inc.
    3.625%, 03/04/24                                                                             1,058   1,108,353
Citigroup, Inc.
    3.750%, 06/16/24                                                                             1,410   1,433,464
    3.300%, 04/27/25                                                                             6,231   6,085,743
Clorox Co. (The)
    3.500%, 12/15/24                                                                             1,763   1,796,501
CME Group, Inc.
    3.000%, 03/15/25                                                                               471     469,127
CMS Energy Corp.
    3.875%, 03/01/24                                                                               705     728,849
    3.600%, 11/15/25                                                                             2,800   2,814,921
CNA Financial Corp.
#   4.500%, 03/01/26                                                                             6,830   7,127,474
Coach, Inc.
#   4.250%, 04/01/25                                                                             8,534   8,572,010
Coca-Cola Co. (The)
    3.200%, 11/01/23                                                                             7,115   7,359,913
    2.250%, 09/01/26                                                                             1,500   1,396,841
Comcast Corp.
    3.375%, 08/15/25                                                                             1,234   1,230,936

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                                                                FACE
                                                                                               AMOUNT
                                                                                               (000)    VALUE+
                                                                                               ------ ----------
Commonwealth Bank of Australia
### 2.850%, 05/18/26                                                                           $9,873 $9,387,505
Computer Sciences Corp.
    4.450%, 09/15/22                                                                            1,763  1,826,695
ConocoPhillips Co.
    3.350%, 11/15/24                                                                            2,468  2,467,292
#   4.950%, 03/15/26                                                                            5,000  5,490,070
Consolidated Edison Co. of New York, Inc.
    3.300%, 12/01/24                                                                              705    711,995
Cooperatieve Rabobank UA
    3.375%, 05/21/25                                                                            7,000  7,060,844
Corning, Inc.
    3.700%, 11/15/23                                                                            1,493  1,536,370
Cox Communications, Inc.
##  3.850%, 02/01/25                                                                            5,741  5,621,765
CR Bard, Inc.
    3.000%, 05/15/26                                                                            1,000    961,224
Credit Agricole SA
    3.875%, 04/15/24                                                                            5,678  5,863,057
Credit Suisse New York
    3.625%, 09/09/24                                                                            6,299  6,326,810
CSX Corp.
#   3.400%, 08/01/24                                                                            3,000  3,036,552
CVS Health Corp.
    3.375%, 08/12/24                                                                            5,243  5,255,872
    3.875%, 07/20/25                                                                            3,210  3,290,176
Cytec Industries, Inc.
    3.500%, 04/01/23                                                                            2,115  2,099,028
Daimler Finance North America LLC
##  3.250%, 08/01/24                                                                            1,128  1,127,897
#   8.500%, 01/18/31                                                                            5,588  8,413,025
Deutsche Bank AG
    3.700%, 05/30/24                                                                            5,781  5,561,276
Discovery Communications LLC
    3.250%, 04/01/23                                                                              353    344,980
    3.450%, 03/15/25                                                                            4,263  4,051,193
    4.900%, 03/11/26                                                                            4,000  4,174,208
Dollar General Corp.
    3.250%, 04/15/23                                                                            3,710  3,675,816
Dominion Gas Holdings LLC
    3.600%, 12/15/24                                                                            1,763  1,777,779
Dominion Resources, Inc.
    3.625%, 12/01/24                                                                              705    710,438
    3.900%, 10/01/25                                                                            4,000  4,086,936
Dover Corp.
    3.150%, 11/15/25                                                                            2,100  2,113,600
Dow Chemical Co. (The)
    3.500%, 10/01/24                                                                            4,106  4,126,994
DTE Energy Co.
    3.850%, 12/01/23                                                                              529    548,283
Duke Energy Corp.
#   3.750%, 04/15/24                                                                            2,468  2,547,951

                                                                                                FACE
                                                                                               AMOUNT
                                                                                               (000)     VALUE+
                                                                                               ------- -----------
Eastman Chemical Co.
    3.800%, 03/15/25                                                                           $ 3,023 $ 3,068,557
EI du Pont de Nemours & Co.
    2.800%, 02/15/23                                                                               914     901,320
Electricite de France SA
    3.625%, 10/13/25                                                                             2,000   2,003,530
##  3.625%, 10/13/25                                                                             5,797   5,807,232
Electronic Arts, Inc.
    4.800%, 03/01/26                                                                             2,200   2,347,121
Emerson Electric Co.
    3.150%, 06/01/25                                                                             2,926   2,968,813
Enbridge, Inc.
    4.000%, 10/01/23                                                                             2,068   2,126,231
    3.500%, 06/10/24                                                                               705     695,894
Enterprise Products Operating LLC
    3.900%, 02/15/24                                                                             1,146   1,181,191
    3.750%, 02/15/25                                                                             2,000   2,027,140
#   3.700%, 02/15/26                                                                             6,000   6,026,520
EOG Resources, Inc.
#   3.150%, 04/01/25                                                                             6,478   6,329,421
ERAC USA Finance LLC
##  3.850%, 11/15/24                                                                             2,058   2,090,341
Eversource Energy
    2.800%, 05/01/23                                                                             3,454   3,396,256
Exelon Corp.
    3.950%, 06/15/25                                                                               795     810,859
#   3.400%, 04/15/26                                                                             5,400   5,273,759
Exelon Generation Co. LLC
#   4.250%, 06/15/22                                                                             1,763   1,832,044
Express Scripts Holding Co.
    3.500%, 06/15/24                                                                             4,596   4,487,006
    3.400%, 03/01/27                                                                             3,500   3,256,701
Exxon Mobil Corp.
    3.176%, 03/15/24                                                                            12,692  12,907,345
    3.043%, 03/01/26                                                                             3,686   3,652,885
FedEx Corp.
    2.625%, 08/01/22                                                                             1,000   1,000,038
#   4.000%, 01/15/24                                                                             1,410   1,480,514
    3.200%, 02/01/25                                                                             2,062   2,049,193
Fidelity National Information Services, Inc.
    5.000%, 10/15/25                                                                             1,000   1,086,964
FMC Technologies, Inc.
    3.450%, 10/01/22                                                                             1,741   1,740,331
Ford Motor Credit Co. LLC
    5.875%, 08/02/21                                                                             2,495   2,771,346
    4.375%, 08/06/23                                                                             4,583   4,749,180
    3.664%, 09/08/24                                                                             3,950   3,865,249
GATX Corp.
    3.250%, 03/30/25                                                                             2,820   2,721,655
#   3.250%, 09/15/26                                                                             2,200   2,080,417
General Dynamics Corp.
    2.125%, 08/15/26                                                                             6,500   5,999,370

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                                                                FACE
                                                                                               AMOUNT
                                                                                               (000)    VALUE+
                                                                                               ------ ----------
General Electric Co.
    3.375%, 03/11/24                                                                           $1,763 $1,813,558
Georgia Power Co.
    3.250%, 04/01/26                                                                            3,000  3,011,037
Georgia-Pacific LLC
    7.750%, 11/15/29                                                                            4,960  6,662,981
Gilead Sciences, Inc.
    3.700%, 04/01/24                                                                            6,998  7,183,657
Goldcorp, Inc.
    3.625%, 06/09/21                                                                            1,939  1,989,974
Goldman Sachs Group, Inc. (The)
    4.000%, 03/03/24                                                                            6,346  6,541,920
    3.750%, 05/22/25                                                                            2,000  2,008,360
Halliburton Co.
    3.500%, 08/01/23                                                                            3,526  3,584,803
#   3.800%, 11/15/25                                                                            4,124  4,194,314
Harley-Davidson, Inc.
    3.500%, 07/28/25                                                                            5,980  6,043,496
Harman International Industries, Inc.
    4.150%, 05/15/25                                                                            1,297  1,329,810
Historic TW, Inc.
    6.625%, 05/15/29                                                                            1,427  1,746,605
Home Depot, Inc. (The)
    3.350%, 09/15/25                                                                            1,403  1,434,695
HSBC Holdings P.L.C.
    4.300%, 03/08/26                                                                            4,000  4,123,724
HSBC USA, Inc.
    3.500%, 06/23/24                                                                            5,760  5,812,491
Humana, Inc.
    3.850%, 10/01/24                                                                            4,074  4,133,228
Hyatt Hotels Corp.
    3.375%, 07/15/23                                                                            1,066  1,063,963
Illinois Tool Works, Inc.
    3.500%, 03/01/24                                                                            3,526  3,674,931
Ingersoll-Rand Luxembourg Finance SA
    3.550%, 11/01/24                                                                            4,280  4,324,277
Inter-American Development Bank
    7.000%, 06/15/25                                                                            2,115  2,747,556
    6.750%, 07/15/27                                                                            1,058  1,371,584
Intercontinental Exchange, Inc.
    3.750%, 12/01/25                                                                            4,500  4,626,810
International Business Machines Corp.
    3.375%, 08/01/23                                                                            2,401  2,467,666
#   3.625%, 02/12/24                                                                            5,288  5,460,690
    3.300%, 01/27/27                                                                            1,191  1,182,761
International Paper Co.
    3.650%, 06/15/24                                                                            1,058  1,074,427
    3.800%, 01/15/26                                                                              578    585,712
Interpublic Group of Cos., Inc. (The)
    4.200%, 04/15/24                                                                            2,151  2,209,600

                                                                                                FACE
                                                                                               AMOUNT
                                                                                               (000)    VALUE+
                                                                                               ------ ----------
Intesa Sanpaolo SpA
    5.250%, 01/12/24                                                                           $3,526 $3,703,516
ITC Holdings Corp.
    3.650%, 06/15/24                                                                            4,288  4,315,692
Janus Capital Group, Inc.
    4.875%, 08/01/25                                                                            2,000  2,090,396
JM Smucker Co. (The)
    3.500%, 03/15/25                                                                            5,000  5,040,105
John Deere Capital Corp.
    3.350%, 06/12/24                                                                              846    867,136
Johnson & Johnson
    3.375%, 12/05/23                                                                            3,526  3,706,697
#   2.450%, 03/01/26                                                                            5,500  5,254,848
Johnson Controls International P.L.C.
    3.625%, 07/02/24                                                                              541    550,911
JPMorgan Chase & Co.
    3.625%, 05/13/24                                                                            4,287  4,357,654
    3.900%, 07/15/25                                                                            4,820  4,949,740
Juniper Networks, Inc.
    4.500%, 03/15/24                                                                            2,327  2,437,616
Kellogg Co.
    3.250%, 04/01/26                                                                            6,741  6,572,603
    7.450%, 04/01/31                                                                              300    389,266
KeyBank NA
    3.300%, 06/01/25                                                                            2,000  1,985,026
KLA-Tencor Corp.
    4.650%, 11/01/24                                                                            1,545  1,635,477
Kohl's Corp.
#   3.250%, 02/01/23                                                                              705    663,679
    4.750%, 12/15/23                                                                            3,526  3,589,680
#   4.250%, 07/17/25                                                                            3,964  3,734,837
Kraft Heinz Foods Co.
    3.950%, 07/15/25                                                                            8,000  8,083,032
Kroger Co. (The)
    3.850%, 08/01/23                                                                            3,219  3,355,035
L3 Technologies, Inc.
    3.950%, 05/28/24                                                                            1,361  1,394,636
Laboratory Corp. of America Holdings
    4.000%, 11/01/23                                                                            2,115  2,183,596
Legg Mason, Inc.
    3.950%, 07/15/24                                                                            2,609  2,622,689
    4.750%, 03/15/26                                                                            3,205  3,335,960
Lincoln National Corp.
    3.350%, 03/09/25                                                                            8,425  8,282,752
Lloyds Banking Group P.L.C.
    3.750%, 01/11/27                                                                            1,500  1,474,427
Lockheed Martin Corp.
    2.900%, 03/01/25                                                                            2,468  2,406,813
Loews Corp.
    2.625%, 05/15/23                                                                            1,010    989,164
    3.750%, 04/01/26                                                                            4,500  4,569,174

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                                                                FACE
                                                                                               AMOUNT
                                                                                               (000)    VALUE+
                                                                                               ------ ----------
Lowe's Cos., Inc.
    3.375%, 09/15/25                                                                           $3,551 $3,605,813
LyondellBasell Industries NV
    5.750%, 04/15/24                                                                            3,173  3,619,409
Macquarie Bank, Ltd.
##  3.900%, 01/15/26                                                                            5,000  5,093,965
Macy's Retail Holdings, Inc.
#   3.875%, 01/15/22                                                                            4,567  4,599,860
#   2.875%, 02/15/23                                                                            2,292  2,130,620
#   3.625%, 06/01/24                                                                            1,763  1,653,886
Manufacturers & Traders Trust Co.
    2.900%, 02/06/25                                                                            6,527  6,381,461
Marathon Petroleum Corp.
    3.625%, 09/15/24                                                                            4,513  4,425,371
Markel Corp.
    3.625%, 03/30/23                                                                              705    709,592
Marsh & McLennan Cos., Inc.
    3.500%, 06/03/24                                                                            4,583  4,656,209
    3.500%, 03/10/25                                                                            1,500  1,506,831
MasterCard, Inc.
    3.375%, 04/01/24                                                                              984  1,012,814
McDonald's Corp.
    3.700%, 01/30/26                                                                            9,000  9,127,530
McKesson Corp.
    3.796%, 03/15/24                                                                            1,851  1,896,061
Mead Johnson Nutrition Co.
    4.125%, 11/15/25                                                                            4,200  4,301,182
Medtronic, Inc.
    3.500%, 03/15/25                                                                            1,000  1,022,114
Merck & Co., Inc.
    2.800%, 05/18/23                                                                            2,820  2,840,214
    2.750%, 02/10/25                                                                            2,000  1,967,616
MetLife, Inc.
    3.600%, 04/10/24                                                                            7,166  7,352,395
Microsoft Corp.
    3.625%, 12/15/23                                                                            7,118  7,433,278
    2.700%, 02/12/25                                                                            1,058  1,027,302
    3.300%, 02/06/27                                                                            2,000  2,001,866
Mitsubishi UFJ Financial Group, Inc.
    3.850%, 03/01/26                                                                            4,000  4,069,160
Monsanto Co.
    3.375%, 07/15/24                                                                              897    900,410
    5.500%, 08/15/25                                                                            3,984  4,448,905
Morgan Stanley
    3.875%, 04/29/24                                                                            5,878  6,001,867
    3.875%, 01/27/26                                                                            3,000  3,018,450
Mosaic Co. (The)
#   4.250%, 11/15/23                                                                            1,939  1,991,016
Motorola Solutions, Inc.
    3.750%, 05/15/22                                                                            1,763  1,790,193
    3.500%, 03/01/23                                                                            1,763  1,742,084
Mylan, Inc.
    4.200%, 11/29/23                                                                            2,468  2,487,507

                                                                                                FACE
                                                                                               AMOUNT
                                                                                               (000)    VALUE+
                                                                                               ------ ----------
Nasdaq, Inc.
    4.250%, 06/01/24                                                                           $1,551 $1,593,981
National Australia Bank, Ltd.
    3.000%, 01/20/23                                                                            3,526  3,532,551
##  3.500%, 01/10/27                                                                            4,400  4,397,078
National Oilwell Varco, Inc.
    2.600%, 12/01/22                                                                            7,354  6,912,333
Nationwide Building Society
##  3.900%, 07/21/25                                                                            7,000  7,175,861
NetApp, Inc.
    3.250%, 12/15/22                                                                              599    592,172
NIKE, Inc.
    2.375%, 11/01/26                                                                              600    563,603
Noble Energy, Inc.
    3.900%, 11/15/24                                                                            1,426  1,446,184
Nordstrom, Inc.
    6.950%, 03/15/28                                                                              282    340,728
Norfolk Southern Corp.
    5.640%, 05/17/29                                                                            2,048  2,362,051
Novartis Capital Corp.
    3.400%, 05/06/24                                                                            3,349  3,447,343
Nucor Corp.
    4.000%, 08/01/23                                                                            1,234  1,300,172
Occidental Petroleum Corp.
    3.400%, 04/15/26                                                                            4,000  3,999,320
Omnicom Group, Inc.
    3.650%, 11/01/24                                                                              705    711,933
Oracle Corp.
    2.950%, 05/15/25                                                                            8,617  8,370,950
#   3.250%, 05/15/30                                                                            7,966  7,776,011
Pacific Gas & Electric Co.
    3.850%, 11/15/23                                                                            1,763  1,857,312
    3.750%, 02/15/24                                                                            3,582  3,735,138
    3.500%, 06/15/25                                                                            2,362  2,409,105
Packaging Corp. of America
    4.500%, 11/01/23                                                                            2,142  2,267,982
Parker-Hannifin Corp.
    3.300%, 11/21/24                                                                            3,356  3,410,035
PepsiCo, Inc.
    3.500%, 07/17/25                                                                            4,721  4,875,882
Pernod Ricard SA
### 3.250%, 06/08/26                                                                            3,000  2,884,167
Perrigo Finance Unlimited Co.
    3.500%, 12/15/21                                                                            2,391  2,403,883
    3.900%, 12/15/24                                                                            6,115  5,980,311
Pfizer, Inc.
    3.000%, 06/15/23                                                                            1,058  1,082,103
    3.400%, 05/15/24                                                                            3,526  3,647,682
    2.750%, 06/03/26                                                                            5,000  4,842,710
Philip Morris International, Inc.
    3.250%, 11/10/24                                                                            2,179  2,181,671

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                                                                FACE
                                                                                               AMOUNT
                                                                                               (000)    VALUE+
                                                                                               ------ ----------
Phillips 66 Partners L.P.
    3.550%, 10/01/26                                                                           $4,550 $4,418,778
Pitney Bowes, Inc.
    4.625%, 03/15/24                                                                            3,330  3,288,175
Plains All American Pipeline L.P. / PAA Finance Corp.
    4.500%, 12/15/26                                                                            2,000  2,023,758
PNC Bank NA
    3.300%, 10/30/24                                                                            1,763  1,775,597
    2.950%, 02/23/25                                                                            4,407  4,325,105
Potash Corp. of Saskatchewan, Inc.
    3.000%, 04/01/25                                                                            1,500  1,418,892
PPL Capital Funding, Inc.
    3.400%, 06/01/23                                                                            2,676  2,697,063
Principal Financial Group, Inc.
    3.125%, 05/15/23                                                                            4,018  4,010,852
    3.400%, 05/15/25                                                                            1,177  1,173,023
    3.100%, 11/15/26                                                                              300    288,871
Progress Energy, Inc.
    3.150%, 04/01/22                                                                            1,500  1,518,308
Province of Quebec Canada
    7.500%, 09/15/29                                                                            2,000  2,801,338
Prudential Financial, Inc.
    3.500%, 05/15/24                                                                            6,738  6,860,093
PSEG Power LLC
#   4.300%, 11/15/23                                                                            2,122  2,202,988
QUALCOMM, Inc.
    3.450%, 05/20/25                                                                            5,026  5,033,388
Quest Diagnostics, Inc.
    3.500%, 03/30/25                                                                              582    577,990
Reinsurance Group of America, Inc.
    4.700%, 09/15/23                                                                            2,115  2,258,257
    3.950%, 09/15/26                                                                            4,358  4,357,612
Roche Holdings, Inc.
##  3.000%, 11/10/25                                                                            4,000  3,970,100
Rockwell Automation, Inc.
    2.875%, 03/01/25                                                                              705    692,132
Rogers Communications, Inc.
    4.100%, 10/01/23                                                                              687    722,601
Rolls-Royce P.L.C.
##  3.625%, 10/14/25                                                                            4,000  4,006,912
Santander Holdings USA, Inc.
    4.500%, 07/17/25                                                                            6,000  6,079,314
Santander UK P.L.C.
    4.000%, 03/13/24                                                                            3,779  3,918,332
SCANA Corp.
    4.125%, 02/01/22                                                                            1,070  1,082,552
Scripps Networks Interactive, Inc.
    3.900%, 11/15/24                                                                            5,961  6,057,646
Sempra Energy
    4.050%, 12/01/23                                                                            2,316  2,432,513
    3.550%, 06/15/24                                                                            3,596  3,649,232
    3.750%, 11/15/25                                                                            1,000  1,016,039

                                                                                                FACE
                                                                                               AMOUNT
                                                                                               (000)    VALUE+
                                                                                               ------ ----------
Shell International Finance BV
#   3.400%, 08/12/23                                                                           $5,288 $5,435,778
    2.875%, 05/10/26                                                                            7,000  6,717,158
    2.500%, 09/12/26                                                                            3,700  3,442,876
Sherwin-Williams Co. (The)
    3.450%, 08/01/25                                                                            5,503  5,548,108
Siemens Financieringsmaatschappij NV
##  6.125%, 08/17/26                                                                            2,080  2,536,142
Solvay Finance America LLC
##  4.450%, 12/03/25                                                                            3,000  3,109,560
Southern California Edison Co.
    6.650%, 04/01/29                                                                              525    651,660
Southern Power Co.
    4.150%, 12/01/25                                                                            2,000  2,069,524
Spectra Energy Capital LLC
    3.300%, 03/15/23                                                                            3,623  3,552,768
Spectra Energy Partners L.P.
    4.750%, 03/15/24                                                                            2,563  2,732,343
St Jude Medical LLC
    3.250%, 04/15/23                                                                            1,763  1,750,659
StanCorp Financial Group, Inc.
    5.000%, 08/15/22                                                                            1,763  1,836,690
Staples, Inc.
#   4.375%, 01/12/23                                                                              588    602,320
State Street Corp.
#   3.300%, 12/16/24                                                                            8,276  8,371,894
Statoil ASA
    2.450%, 01/17/23                                                                            3,526  3,451,862
    2.650%, 01/15/24                                                                            3,829  3,761,755
Stryker Corp.
    3.375%, 05/15/24                                                                              282    283,891
    3.375%, 11/01/25                                                                            6,000  5,997,264
Sumitomo Mitsui Banking Corp.
    3.950%, 07/19/23                                                                            3,229  3,379,242
Sumitomo Mitsui Financial Group, Inc.
    3.784%, 03/09/26                                                                            4,000  4,047,240
Suncor Energy, Inc.
    3.600%, 12/01/24                                                                            4,007  4,081,474
Sunoco Logistics Partners Operations L.P.
    4.650%, 02/15/22                                                                            1,021  1,086,279
SunTrust Bank
    2.750%, 05/01/23                                                                            1,728  1,693,276
Sysco Corp.
    3.750%, 10/01/25                                                                              700    710,438
#   3.300%, 07/15/26                                                                            5,695  5,570,547
Target Corp.
    2.500%, 04/15/26                                                                            5,730  5,394,491
TD Ameritrade Holding Corp.
    3.625%, 04/01/25                                                                            3,526  3,585,089

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                                                                   FACE
                                                                                                  AMOUNT
                                                                                                  (000)        VALUE+
                                                                                                ---------- --------------
Telefonica Europe BV
     8.250%, 09/15/30                                                                           $    5,475 $    7,295,437
Thomson Reuters Corp.
     4.300%, 11/23/23                                                                                2,820      2,974,093
     3.850%, 09/29/24                                                                                  365        373,388
TIAA Asset Management Finance Co. LLC
##   4.125%, 11/01/24                                                                                5,360      5,449,823
Time Warner, Inc.
     3.550%, 06/01/24                                                                                2,468      2,438,611
Total Capital International SA
     3.750%, 04/10/24                                                                                5,288      5,527,742
Total System Services, Inc.
     4.800%, 04/01/26                                                                                5,970      6,397,834
Toyota Motor Credit Corp.
     2.625%, 01/10/23                                                                                3,526      3,496,332
     3.200%, 01/11/27                                                                                4,209      4,190,266
U.S. Bank NA
     2.800%, 01/27/25                                                                               10,000      9,770,180
UBS Group Funding Jersey, Ltd.
##   4.125%, 09/24/25                                                                                9,500      9,589,993
Union Pacific Corp.
     3.250%, 01/15/25                                                                                8,761      8,898,311
United Technologies Corp.
     7.500%, 09/15/29                                                                                5,114      7,108,076
UnitedHealth Group, Inc.
     3.750%, 07/15/25                                                                                5,333      5,539,179
Unum Group
     4.000%, 03/15/24                                                                                  705        709,245
#    3.875%, 11/05/25                                                                                9,000      8,785,980
US Bancorp
     3.700%, 01/30/24                                                                                2,000      2,083,810
Valspar Corp. (The)
     3.950%, 01/15/26                                                                                2,200      2,207,808
Verizon Communications, Inc.
     5.150%, 09/15/23                                                                                4,936      5,449,823
     3.500%, 11/01/24                                                                                3,500      3,476,539
Viacom, Inc.
     4.250%, 09/01/23                                                                                  353        354,689
     3.875%, 04/01/24                                                                                5,987      5,804,804
Visa, Inc.
     3.150%, 12/14/25                                                                                2,250      2,244,440
Wal-Mart Stores, Inc.
     2.550%, 04/11/23                                                                                1,877      1,865,351
     3.300%, 04/22/24                                                                                2,468      2,534,522
Walgreens Boots Alliance, Inc.
#    3.450%, 06/01/26                                                                                9,000      8,773,857
Walt Disney Co. (The)
     3.150%, 09/17/25                                                                                3,526      3,574,391
WEC Energy Group, Inc.
#    3.550%, 06/15/25                                                                                6,200      6,301,519
Wells Fargo & Co.
     3.000%, 02/19/25                                                                                3,526      3,393,250

                                                                                                   FACE
                                                                                                  AMOUNT
                                                                                                  (000)        VALUE+
                                                                                                ---------- --------------
     3.000%, 04/22/26                                                                           $    5,000 $    4,761,845
Westpac Banking Corp.
     2.850%, 05/13/26                                                                                1,500      1,431,660
     2.700%, 08/19/26                                                                                8,595      8,092,734
WestRock MWV LLC
     8.200%, 01/15/30                                                                                1,885      2,523,568
Whirlpool Corp.
     3.700%, 05/01/25                                                                                2,468      2,494,593
Wisconsin Electric Power Co.
     3.100%, 06/01/25                                                                                1,763      1,746,407
Wyndham Worldwide Corp.
     3.900%, 03/01/23                                                                                3,904      3,955,205
Xerox Corp.
     4.500%, 05/15/21                                                                                  840        871,104
#    3.800%, 05/15/24                                                                                2,276      2,213,478
Zimmer Biomet Holdings, Inc.
     3.550%, 04/01/25                                                                                3,000      2,928,612
Zoetis, Inc.
     3.250%, 02/01/23                                                                                2,468      2,474,429
                                                                                                           --------------
TOTAL BONDS                                                                                                 1,320,859,762
                                                                                                           --------------
U.S. TREASURY OBLIGATIONS -- (1.9%)
U.S. Treasury Bonds
     6.250%, 05/15/30                                                                               20,000     28,280,460
                                                                                                           --------------
TOTAL INVESTMENT SECURITIES                                                                                 1,408,386,268
                                                                                                           --------------

                                                                                                  SHARES
                                                                                                ----------
SECURITIES LENDING COLLATERAL -- (5.0%)
(S)@ DFA Short Term Investment Fund                                                              6,383,695     73,872,117
                                                                                                           --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,503,521,059)^^                                                                                  $1,482,258,385
                                                                                                           ==============

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
  Agency Obligations               --    $   59,246,046   --    $   59,246,046
  Bonds                            --     1,320,859,762   --     1,320,859,762
  U.S. Treasury Obligations        --        28,280,460   --        28,280,460
  Securities Lending Collateral    --        73,872,117   --        73,872,117
                                   --    --------------   --    --------------
  TOTAL                            --    $1,482,258,385   --    $1,482,258,385
                                   ==    ==============   ==    ==============

                         DFA TARGETED CREDIT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                                      FACE
                                                                                     AMOUNT^
                                                                                      (000)    VALUE+
                                                                                     ------- -----------
BONDS -- (96.9%)

AUSTRALIA -- (1.6%)
Commonwealth Bank of Australia
    5.000%, 03/19/20                                                                 $1,000  $ 1,074,911
Macquarie Group, Ltd.
##  6.000%, 01/14/20                                                                  1,150    1,247,802
National Australia Bank, Ltd.
    2.625%, 07/23/20                                                                    500      503,879
    2.800%, 01/10/22                                                                  1,000    1,000,491
Origin Energy Finance, Ltd.
##  3.500%, 10/09/18                                                                    835      849,061
Westpac Banking Corp.
    2.300%, 05/26/20                                                                    750      746,120
    2.600%, 11/23/20                                                                  1,000    1,003,274
                                                                                             -----------
TOTAL AUSTRALIA                                                                                6,425,538
                                                                                             -----------
BELGIUM -- (0.5%)
Anheuser-Busch InBev Finance, Inc.
    2.650%, 02/01/21                                                                  1,700    1,709,987
Anheuser-Busch InBev Worldwide, Inc.
    5.375%, 01/15/20                                                                    500      545,189
                                                                                             -----------
TOTAL BELGIUM                                                                                  2,255,176
                                                                                             -----------
CANADA -- (3.1%)
Bank of Montreal
    1.900%, 08/27/21                                                                  1,000      972,419
Bank of Nova Scotia (The)
    4.375%, 01/13/21                                                                  1,300    1,392,719
Canadian National Railway Co.
    2.850%, 12/15/21                                                                    565      574,758
Canadian Natural Resources, Ltd.
    3.450%, 11/15/21                                                                  2,800    2,854,272
Cenovus Energy, Inc.
    5.700%, 10/15/19                                                                    800      863,814
Goldcorp, Inc.
    2.125%, 03/15/18                                                                    800      802,502
    3.625%, 06/09/21                                                                  1,700    1,744,691
Husky Energy, Inc.
    7.250%, 12/15/19                                                                    925    1,051,054
Petro-Canada
    6.050%, 05/15/18                                                                  1,250    1,316,728
Toronto-Dominion Bank (The)
    2.125%, 04/07/21                                                                  1,000      985,622
TransCanada PipeLines, Ltd.
    7.125%, 01/15/19                                                                    200      219,429
                                                                                             -----------
TOTAL CANADA                                                                                  12,778,008
                                                                                             -----------

                                                                                       FACE
                                                                                      AMOUNT^
                                                                                       (000)      VALUE+
                                                                                     ---------- -----------
DENMARK -- (1.2%)
AP Moeller--Maersk A.S.
##  2.875%, 09/28/20                                                                 $    1,000 $   993,135
Danske Bank A.S.
##  2.750%, 09/17/20                                                                      1,500   1,514,813
##  2.800%, 03/10/21                                                                        700     705,146
Nordea Bank AB
    4.875%, 01/27/20                                                                      1,000   1,071,446
##  2.500%, 09/17/20                                                                        500     499,428
                                                                                                -----------
TOTAL DENMARK                                                                                     4,783,968
                                                                                                -----------
FRANCE -- (3.6%)
Airgas, Inc.
    3.050%, 08/01/20                                                                        700     717,187
BNP Paribas SA
    2.450%, 03/17/19                                                                      1,000   1,008,443
    5.000%, 01/15/21                                                                      1,031   1,123,328
BPCE SA
    2.250%, 01/27/20                                                                      1,000     994,583
    2.650%, 02/03/21                                                                      1,700   1,696,275
    2.750%, 12/02/21                                                                      1,000     993,431
Danone SA
##  2.077%, 11/02/21                                                                      1,170   1,137,359
Electricite de France SA
##  2.350%, 10/13/20                                                                      1,470   1,458,787
Orange SA
    5.375%, 07/08/19                                                                        500     538,534
    4.125%, 09/14/21                                                                        900     951,849
Pernod Ricard SA
##  5.750%, 04/07/21                                                                      2,000   2,227,860
Societe Generale SA
##  2.625%, 09/16/20                                                                      1,000   1,004,905
##  2.500%, 04/08/21                                                                      1,000     990,419
                                                                                                -----------
TOTAL FRANCE                                                                                     14,842,960
                                                                                                -----------
GERMANY -- (2.9%)
Bayer U.S. Finance LLC
##  2.375%, 10/08/19                                                                      1,000   1,003,157
BMW US Capital LLC
##  2.000%, 04/11/21                                                                      3,335   3,267,933
Daimler AG
    2.750%, 12/04/20                                                                  GBP 1,500   1,996,385
Deutsche Bank AG
    6.000%, 09/01/17                                                                        280     286,213
    2.950%, 08/20/20                                                                      1,000     993,823
    3.125%, 01/13/21                                                                        500     494,847
Deutsche Telekom International Finance BV
    2.250%, 03/06/17                                                                        800     800,827
##  1.950%, 09/19/21                                                                      1,500   1,446,691
E.ON International Finance BV
##  5.800%, 04/30/18                                                                        800     836,408

DFA TARGETED CREDIT PORTFOLIO
CONTINUED


                                                                                      FACE
                                                                                     AMOUNT^
                                                                                      (000)    VALUE+
                                                                                     ------- -----------
GERMANY -- (Continued)
Volkswagen Group of America Finance LLC
##  2.125%, 05/23/19                                                                 $1,000  $   994,520
                                                                                             -----------
TOTAL GERMANY                                                                                 12,120,804
                                                                                             -----------
IRELAND -- (0.8%)
Actavis Funding SCS
    3.000%, 03/12/20                                                                    500      507,742
Perrigo Finance Unlimited Co.
    3.500%, 03/15/21                                                                  2,800    2,835,400
                                                                                             -----------
TOTAL IRELAND                                                                                  3,343,142
                                                                                             -----------
ITALY -- (0.3%)
Intesa Sanpaolo SpA
    3.875%, 01/15/19                                                                  1,075    1,098,682
                                                                                             -----------
JAPAN -- (2.6%)
American Honda Finance Corp.
    2.450%, 09/24/20                                                                  1,500    1,509,712
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
##  2.300%, 03/05/20                                                                  1,071    1,063,259
Beam Suntory, Inc.
    1.750%, 06/15/18                                                                    800      798,204
Mizuho Bank, Ltd.
##  2.450%, 04/16/19                                                                  1,000    1,004,333
##  2.700%, 10/20/20                                                                    500      501,494
Mizuho Financial Group, Inc.
##  2.632%, 04/12/21                                                                    800      792,087
Nissan Motor Acceptance Corp.
##  2.550%, 03/08/21                                                                  1,500    1,495,003
Nomura Holdings, Inc.
    6.700%, 03/04/20                                                                    300      335,298
    6.700%, 03/04/20                                                                    500      558,766
Sumitomo Mitsui Banking Corp.
    2.450%, 01/16/20                                                                  1,500    1,499,802
Sumitomo Mitsui Financial Group, Inc.
    2.058%, 07/14/21                                                                  1,000      967,880
                                                                                             -----------
TOTAL JAPAN                                                                                   10,525,838
                                                                                             -----------
NETHERLANDS -- (3.0%)
ABN AMRO Bank NV
##  2.450%, 06/04/20                                                                  1,375    1,371,633
Cooperatieve Rabobank UA
    2.500%, 01/19/21                                                                    800      799,159
ING Bank NV
##  2.500%, 10/01/19                                                                    250      251,425
##  2.750%, 03/22/21                                                                  1,500    1,505,535
LyondellBasell Industries NV
    5.000%, 04/15/19                                                                    750      793,132

                                                                                      FACE
                                                                                     AMOUNT^
                                                                                      (000)    VALUE+
                                                                                     ------- -----------
NETHERLANDS -- (Continued)
    6.000%, 11/15/21                                                                 $1,000  $ 1,132,158
Mondelez International Holdings Netherlands BV
##  2.000%, 10/28/21                                                                  3,000    2,885,202
Mylan NV
    3.750%, 12/15/20                                                                    885      895,743
Mylan, Inc.
    2.550%, 03/28/19                                                                    860      860,291
Shell International Finance BV
    1.875%, 05/10/21                                                                  1,000      979,909
Siemens Financieringsmaatschappij NV
##  1.700%, 09/15/21                                                                  1,000      961,976
                                                                                             -----------
TOTAL NETHERLANDS                                                                             12,436,163
                                                                                             -----------
NORWAY -- (0.2%)
Statoil ASA
    2.900%, 11/08/20                                                                  1,000    1,019,978
                                                                                             -----------
SPAIN -- (1.4%)
Iberdrola Finance Ireland, Ltd.
##  5.000%, 09/11/19                                                                    974    1,038,617
Santander Bank NA
    2.000%, 01/12/18                                                                    500      500,353
Santander Holdings USA, Inc.
    2.650%, 04/17/20                                                                    800      793,579
Santander UK P.L.C.
    2.375%, 03/16/20                                                                  1,000      996,125
Telefonica Emisiones SAU
    5.134%, 04/27/20                                                                  1,000    1,073,736
    5.462%, 02/16/21                                                                  1,185    1,293,041
                                                                                             -----------
TOTAL SPAIN                                                                                    5,695,451
                                                                                             -----------
SWEDEN -- (0.5%)
Svenska Handelsbanken AB
##  5.125%, 03/30/20                                                                    500      540,722
    2.400%, 10/01/20                                                                  1,500    1,498,699
                                                                                             -----------
TOTAL SWEDEN                                                                                   2,039,421
                                                                                             -----------
SWITZERLAND -- (1.3%)
Chubb INA Holdings, Inc.
    2.300%, 11/03/20                                                                  1,800    1,804,414
Credit Suisse AG
    2.300%, 05/28/19                                                                  1,000    1,003,110
    3.000%, 10/29/21                                                                  1,457    1,464,880
UBS AG
    2.375%, 08/14/19                                                                    750      754,112
    2.375%, 08/14/19                                                                    250      251,323
                                                                                             -----------
TOTAL SWITZERLAND                                                                              5,277,839
                                                                                             -----------

DFA TARGETED CREDIT PORTFOLIO
CONTINUED


                                                                                      FACE
                                                                                     AMOUNT^
                                                                                      (000)     VALUE+
                                                                                     -------- -----------
UNITED KINGDOM -- (6.6%)
Aon P.L.C.
    2.800%, 03/15/21                                                                 $  1,500 $ 1,502,659
AstraZeneca P.L.C.
    2.375%, 11/16/20                                                                    2,750   2,762,829
BAE Systems Holdings, Inc.
##  2.850%, 12/15/20                                                                    1,650   1,669,736
Barclays P.L.C.
    2.750%, 11/08/19                                                                    1,000   1,002,135
    2.875%, 06/08/20                                                                    1,000     995,626
Baxalta, Inc.
    2.875%, 06/23/20                                                                    1,000   1,009,844
BP Capital Markets P.L.C.
    2.315%, 02/13/20                                                                    1,000   1,005,171
    3.561%, 11/01/21                                                                    2,000   2,088,260
Coca-Cola European Partners US LLC
    3.500%, 09/15/20                                                                    1,665   1,740,415
    4.500%, 09/01/21                                                                      270     288,935
HSBC Holdings P.L.C.
#   3.400%, 03/08/21                                                                    1,500   1,528,275
HSBC USA, Inc.
    2.350%, 03/05/20                                                                      500     498,607
    2.750%, 08/07/20                                                                      185     186,409
Imperial Brands Finance P.L.C.
##  2.950%, 07/21/20                                                                    1,000   1,009,729
Lloyds Bank P.L.C.
    2.700%, 08/17/20                                                                    1,300   1,310,244
Lloyds Banking Group P.L.C.
    3.100%, 07/06/21                                                                    1,000   1,009,971
Nationwide Building Society
##  2.350%, 01/21/20                                                                    1,000     998,159
##  2.450%, 07/27/21                                                                    2,000   1,971,148
Sky P.L.C.
##  2.625%, 09/16/19                                                                      750     753,525
    2.875%, 11/24/20                                                                  GBP 900   1,198,832
Unilever Capital Corp.
    4.250%, 02/10/21                                                                    2,263   2,429,969
Vodafone Group P.L.C.
    5.450%, 06/10/19                                                                      400     429,879
                                                                                              -----------
TOTAL UNITED KINGDOM                                                                           27,390,357
                                                                                              -----------
UNITED STATES -- (67.3%)
21st Century Fox America, Inc.
    4.500%, 02/15/21                                                                    1,000   1,067,203
Abbott Laboratories
    4.125%, 05/27/20                                                                    1,000   1,048,552
AbbVie, Inc.
    2.500%, 05/14/20                                                                    1,400   1,406,175
Advance Auto Parts, Inc.
    5.750%, 05/01/20                                                                      985   1,073,052

                                                                                      FACE
                                                                                     AMOUNT^
                                                                                      (000)    VALUE+
                                                                                     ------- ----------
UNITED STATES -- (Continued)
Agilent Technologies, Inc.
    5.000%, 07/15/20                                                                 $1,000  $1,081,532
Amazon.com, Inc.
    3.300%, 12/05/21                                                                  1,000   1,039,906
Ameren Corp.
    2.700%, 11/15/20                                                                  1,525   1,533,847
American Express Credit Corp.
    2.250%, 08/15/19                                                                  1,000   1,006,852
    2.600%, 09/14/20                                                                  1,000   1,008,404
    2.250%, 05/05/21                                                                  1,000     987,400
American International Group, Inc.
    2.300%, 07/16/19                                                                    500     503,207
    3.375%, 08/15/20                                                                  1,000   1,033,043
    3.300%, 03/01/21                                                                    500     512,637
Ameriprise Financial, Inc.
    5.300%, 03/15/20                                                                  1,017   1,102,018
AmerisourceBergen Corp.
    3.500%, 11/15/21                                                                  1,257   1,295,217
Amgen, Inc.
    4.100%, 06/15/21                                                                  2,000   2,121,752
Anthem, Inc.
    2.250%, 08/15/19                                                                    500     501,987
    4.350%, 08/15/20                                                                  1,000   1,059,323
Apple, Inc.
    2.850%, 05/06/21                                                                  1,000   1,021,407
Associated Banc-Corp
    2.750%, 11/15/19                                                                  1,294   1,300,955
AT&T, Inc.
    4.600%, 02/15/21                                                                    600     636,693
    2.800%, 02/17/21                                                                    500     497,880
    5.000%, 03/01/21                                                                  1,200   1,292,950
    3.875%, 08/15/21                                                                    300     310,019
Autodesk, Inc.
    1.950%, 12/15/17                                                                    500     500,805
    3.125%, 06/15/20                                                                    750     759,984
AutoZone, Inc.
    2.500%, 04/15/21                                                                  1,295   1,280,843
Baker Hughes, Inc.
    3.200%, 08/15/21                                                                    309     316,812
Bank of America Corp.
    2.650%, 04/01/19                                                                    750     758,044
    2.625%, 10/19/20                                                                    900     901,317
    5.700%, 01/24/22                                                                  1,000   1,118,935
Bank of New York Mellon Corp. (The)
    2.150%, 02/24/20                                                                  1,000     999,863
    2.450%, 11/27/20                                                                    301     301,817
Baxter International, Inc.
    1.700%, 08/15/21                                                                  1,500   1,444,353
BB&T Corp.
    2.450%, 01/15/20                                                                  1,000   1,008,971

DFA TARGETED CREDIT PORTFOLIO
CONTINUED


                                                                                      FACE
                                                                                     AMOUNT^
                                                                                      (000)    VALUE+
                                                                                     ------- ----------
UNITED STATES -- (Continued)
Biogen, Inc.
    2.900%, 09/15/20                                                                 $1,300  $1,320,892
Boston Scientific Corp.
    6.000%, 01/15/20                                                                    500     549,738
    2.850%, 05/15/20                                                                    700     709,060
Buckeye Partners L.P.
    6.050%, 01/15/18                                                                    300     311,784
Burlington Northern Santa Fe LLC
    4.700%, 10/01/19                                                                    500     536,323
    3.450%, 09/15/21                                                                  1,000   1,041,828
CA, Inc.
    5.375%, 12/01/19                                                                    700     761,542
Capital One Financial Corp.
    2.450%, 04/24/19                                                                    300     302,367
    4.750%, 07/15/21                                                                  1,900   2,051,810
Caterpillar Financial Services Corp.
    1.700%, 08/09/21                                                                  1,000     963,225
Caterpillar, Inc.
    3.900%, 05/27/21                                                                  1,000   1,059,024
CBS Corp.
#   5.750%, 04/15/20                                                                  1,125   1,241,026
Celgene Corp.
    2.250%, 05/15/19                                                                    800     802,414
CF Industries, Inc.
    6.875%, 05/01/18                                                                    750     790,312
Charles Schwab Corp. (The)
    4.450%, 07/22/20                                                                  1,000   1,072,523
Chevron Corp.
    2.419%, 11/17/20                                                                  1,000   1,010,582
    2.100%, 05/16/21                                                                    657     650,572
Citigroup, Inc.
    2.400%, 02/18/20                                                                  1,500   1,499,664
    2.700%, 03/30/21                                                                  1,100   1,093,521
Citizens Bank NA
    2.450%, 12/04/19                                                                    994     999,083
    2.550%, 05/13/21                                                                  1,600   1,592,741
CMS Energy Corp.
    8.750%, 06/15/19                                                                    886   1,018,040
CNA Financial Corp.
    5.875%, 08/15/20                                                                  1,595   1,772,667
    5.750%, 08/15/21                                                                    720     804,380
Comerica Bank
    2.500%, 06/02/20                                                                  1,000   1,001,919
ConocoPhillips
    6.000%, 01/15/20                                                                    260     288,078
ConocoPhillips Co.
#   4.200%, 03/15/21                                                                  1,800   1,905,583
Consolidated Edison, Inc.
    2.000%, 05/15/21                                                                  1,860   1,820,360
Constellation Energy Group, Inc.
    5.150%, 12/01/20                                                                    600     650,421

                                                                                      FACE
                                                                                     AMOUNT^
                                                                                      (000)    VALUE+
                                                                                     ------- ----------
UNITED STATES -- (Continued)
Corning, Inc.
    4.250%, 08/15/20                                                                 $1,000  $1,061,808
Crane Co.
    2.750%, 12/15/18                                                                    433     439,404
CSX Corp.
    3.700%, 10/30/20                                                                  1,330   1,390,629
CVS Health Corp.
    2.250%, 08/12/19                                                                    885     889,559
    2.800%, 07/20/20                                                                    500     506,594
    4.125%, 05/15/21                                                                    800     844,533
    2.125%, 06/01/21                                                                    500     488,854
Discovery Communications LLC
    5.625%, 08/15/19                                                                    650     703,942
Dominion Gas Holdings LLC
    2.800%, 11/15/20                                                                    250     253,455
Dominion Resources, Inc.
    2.500%, 12/01/19                                                                  1,195   1,209,745
    4.450%, 03/15/21                                                                    850     906,168
Dover Corp.
    4.300%, 03/01/21                                                                    497     528,082
Dow Chemical Co. (The)
    4.250%, 11/15/20                                                                  1,900   2,011,241
Dr. Pepper Snapple Group, Inc.
    2.600%, 01/15/19                                                                    410     415,863
    2.000%, 01/15/20                                                                  1,000     994,742
DTE Energy Co.
    2.400%, 12/01/19                                                                    700     704,530
Duke Energy Corp.
    5.050%, 09/15/19                                                                    750     804,580
Eastman Chemical Co.
    4.500%, 01/15/21                                                                     34      35,919
eBay, Inc.
    2.200%, 08/01/19                                                                  1,150   1,153,356
    2.875%, 08/01/21                                                                  1,500   1,499,382
Ecolab, Inc.
    4.350%, 12/08/21                                                                  1,500   1,620,952
Edwards Lifesciences Corp.
    2.875%, 10/15/18                                                                    500     508,259
Electronic Arts, Inc.
    3.700%, 03/01/21                                                                  1,962   2,029,352
EMC Corp.
    2.650%, 06/01/20                                                                  1,000     969,627
Enterprise Products Operating LLC
    5.250%, 01/31/20                                                                    400     434,036
    2.850%, 04/15/21                                                                  1,500   1,511,913
ERAC USA Finance LLC
##  2.350%, 10/15/19                                                                    370     369,703
Eversource Energy
    4.500%, 11/15/19                                                                    536     567,770
    2.500%, 03/15/21                                                                    900     893,850

DFA TARGETED CREDIT PORTFOLIO
CONTINUED


                                                                                      FACE
                                                                                     AMOUNT^
                                                                                      (000)    VALUE+
                                                                                     ------- ----------
UNITED STATES -- (Continued)
Exelon Generation Co. LLC
    5.200%, 10/01/19                                                                 $  500  $  536,313
    2.950%, 01/15/20                                                                    400     405,085
    4.000%, 10/01/20                                                                  1,000   1,040,738
Express Scripts Holding Co.
    2.250%, 06/15/19                                                                    500     501,752
    3.300%, 02/25/21                                                                  2,000   2,037,532
FedEx Corp.
    2.300%, 02/01/20                                                                    905     906,251
Fidelity National Information Services, Inc.
    2.250%, 08/15/21                                                                  2,000   1,956,514
Fifth Third Bancorp
    2.300%, 03/01/19                                                                  1,138   1,144,475
    2.875%, 07/27/20                                                                  1,000   1,014,400
Fiserv, Inc.
    2.700%, 06/01/20                                                                    800     807,855
FMC Technologies, Inc.
    2.000%, 10/01/17                                                                    365     365,351
Ford Motor Credit Co. LLC
    3.157%, 08/04/20                                                                    375     377,696
    3.200%, 01/15/21                                                                    800     804,085
    3.336%, 03/18/21                                                                  1,500   1,515,088
Fortune Brands Home & Security, Inc.
    3.000%, 06/15/20                                                                    500     504,452
GATX Corp.
    2.500%, 07/30/19                                                                    500     502,124
General Mills, Inc.
    3.150%, 12/15/21                                                                    985   1,010,311
Georgia Power Co.
    4.250%, 12/01/19                                                                    700     741,667
Gilead Sciences, Inc.
    2.550%, 09/01/20                                                                  1,000   1,009,821
    4.400%, 12/01/21                                                                  1,005   1,081,144
Goldman Sachs Group, Inc. (The)
    5.375%, 03/15/20                                                                    500     541,714
    6.000%, 06/15/20                                                                    300     332,642
    2.625%, 04/25/21                                                                  1,000     993,010
    5.250%, 07/27/21                                                                    750     821,463
Great Plains Energy, Inc.
    4.850%, 06/01/21                                                                    915     979,378
Halliburton Co.
    6.150%, 09/15/19                                                                    300     330,221
Harley-Davidson Financial Services, Inc.
##  2.150%, 02/26/20                                                                  1,168   1,157,882
Harris Corp.
    2.700%, 04/27/20                                                                  1,570   1,568,513
Hartford Financial Services Group, Inc. (The)
    5.500%, 03/30/20                                                                    750     819,939

                                                                                      FACE
                                                                                     AMOUNT^
                                                                                      (000)    VALUE+
                                                                                     ------- ----------
UNITED STATES -- (Continued)
Hasbro, Inc.
    3.150%, 05/15/21                                                                 $1,384  $1,402,548
Hewlett Packard Enterprise Co.
    3.600%, 10/15/20                                                                  1,600   1,642,248
Home Depot, Inc. (The)
    2.000%, 04/01/21                                                                  1,444   1,434,891
HP, Inc.
    4.300%, 06/01/21                                                                  1,370   1,439,081
    4.375%, 09/15/21                                                                    800     844,214
    4.650%, 12/09/21                                                                    400     427,290
Huntington Bancshares, Inc.
    3.150%, 03/14/21                                                                  1,500   1,519,651
    2.300%, 01/14/22                                                                    400     387,887
Huntington National Bank (The)
#   2.400%, 04/01/20                                                                  1,000     995,290
Indiana Michigan Power Co.
    7.000%, 03/15/19                                                                  1,000   1,100,996
Integrys Holding, Inc.
    4.170%, 11/01/20                                                                  1,180   1,240,936
Intercontinental Exchange, Inc.
    2.750%, 12/01/20                                                                  1,000   1,016,360
JB Hunt Transport Services, Inc.
    2.400%, 03/15/19                                                                  1,025   1,033,316
Jefferies Group LLC
    5.125%, 04/13/18                                                                    750     775,978
JM Smucker Co. (The)
    2.500%, 03/15/20                                                                  2,300   2,318,382
John Deere Capital Corp.
    2.550%, 01/08/21                                                                  1,496   1,509,739
JPMorgan Chase & Co.
#   2.250%, 01/23/20                                                                    500     500,735
    2.550%, 10/29/20                                                                  1,400   1,404,407
    4.625%, 05/10/21                                                                    500     538,680
Kellogg Co.
    4.000%, 12/15/20                                                                  1,300   1,375,245
KeyBank NA
    2.500%, 12/15/19                                                                    700     706,034
KeyCorp
    2.900%, 09/15/20                                                                    700     709,941
KLA-Tencor Corp.
    3.375%, 11/01/19                                                                    190     195,574
Kohl's Corp.
#   4.000%, 11/01/21                                                                  2,500   2,517,677
Kraft Heinz Foods Co.
    5.375%, 02/10/20                                                                    200     216,393
    2.800%, 07/02/20                                                                  2,174   2,198,758
Kroger Co. (The)
    2.300%, 01/15/19                                                                    500     503,987
    3.300%, 01/15/21                                                                  1,167   1,196,322
L3 Technologies, Inc.
    4.750%, 07/15/20                                                                  1,000   1,065,218

DFA TARGETED CREDIT PORTFOLIO
CONTINUED


                                                                                      FACE
                                                                                     AMOUNT^
                                                                                      (000)    VALUE+
                                                                                     ------- ----------
UNITED STATES -- (Continued)
    4.950%, 02/15/21                                                                 $  164  $  176,694
Laboratory Corp. of America Holdings
    2.625%, 02/01/20                                                                  2,007   2,015,154
Lam Research Corp.
    2.750%, 03/15/20                                                                    750     751,546
Legg Mason, Inc.
    2.700%, 07/15/19                                                                    823     828,986
Liberty Mutual Group, Inc.
##  5.000%, 06/01/21                                                                  2,400   2,605,097
Lincoln National Corp.
    8.750%, 07/01/19                                                                    215     247,293
    6.250%, 02/15/20                                                                    300     331,653
    4.850%, 06/24/21                                                                    880     952,771
Lockheed Martin Corp.
    2.500%, 11/23/20                                                                    500     504,012
Lowe's Cos., Inc.
    3.750%, 04/15/21                                                                  2,000   2,115,762
Macy's Retail Holdings, Inc.
#   3.450%, 01/15/21                                                                  1,500   1,504,594
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20                                                                  1,000     999,694
Marathon Petroleum Corp.
    3.400%, 12/15/20                                                                  2,100   2,147,615
Marriott International, Inc.
    3.000%, 03/01/19                                                                    750     763,267
    2.875%, 03/01/21                                                                    800     806,645
Marsh & McLennan Cos., Inc.
    2.350%, 03/06/20                                                                    500     500,566
Mattel, Inc.
    2.350%, 05/06/19                                                                    800     803,134
    2.350%, 08/15/21                                                                  1,900   1,851,010
Maxim Integrated Products, Inc.
    2.500%, 11/15/18                                                                    800     807,716
McDonald's Corp.
    2.750%, 12/09/20                                                                  2,070   2,098,392
Mead Johnson Nutrition Co.
    3.000%, 11/15/20                                                                  1,830   1,854,732
MetLife, Inc.
    4.750%, 02/08/21                                                                  2,441   2,646,064
Molson Coors Brewing Co.
    2.100%, 07/15/21                                                                  2,000   1,950,510
Monsanto Co.
    2.125%, 07/15/19                                                                    800     799,902
Morgan Stanley
    7.300%, 05/13/19                                                                    700     777,515
    2.375%, 07/23/19                                                                    300     301,156
    2.500%, 04/21/21                                                                  1,000     987,291
    5.500%, 07/28/21                                                                    200     221,642
Mosaic Co. (The)
#   3.750%, 11/15/21                                                                  1,000   1,026,594

                                                                                      FACE
                                                                                     AMOUNT^
                                                                                      (000)    VALUE+
                                                                                     ------- ----------
UNITED STATES -- (Continued)
NASDAQ OMX Group, Inc. (The)
    5.550%, 01/15/20                                                                 $1,115  $1,204,363
Newell Brands, Inc.
    2.875%, 12/01/19                                                                    850     864,859
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19                                                                  1,400   1,409,566
    4.500%, 06/01/21                                                                  1,000   1,070,993
NiSource Finance Corp.
    5.450%, 09/15/20                                                                    995   1,091,731
Nordstrom, Inc.
    4.750%, 05/01/20                                                                  1,000   1,064,875
#   4.000%, 10/15/21                                                                  1,000   1,034,721
Norfolk Southern Corp.
    5.900%, 06/15/19                                                                    500     544,682
NVIDIA Corp.
    2.200%, 09/16/21                                                                    993     968,382
Occidental Petroleum Corp.
    4.100%, 02/01/21                                                                  1,960   2,079,486
Omnicom Group, Inc.
    4.450%, 08/15/20                                                                  1,000   1,063,892
ONEOK Partners L.P.
    2.000%, 10/01/17                                                                    856     857,984
Pacific Gas & Electric Co.
    3.500%, 10/01/20                                                                    500     519,413
    4.250%, 05/15/21                                                                    797     852,327
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
##  3.050%, 01/09/20                                                                  1,323   1,341,984
PepsiCo, Inc.
    2.150%, 10/14/20                                                                  2,000   2,007,926
PG&E Corp.
    2.400%, 03/01/19                                                                    500     503,381
Plains All American Pipeline L.P. / PAA Finance Corp.
    6.500%, 05/01/18                                                                    800     843,710
PNC Financial Services Group, Inc. (The)
    4.375%, 08/11/20                                                                  2,000   2,128,842
Progress Energy, Inc.
    4.400%, 01/15/21                                                                  1,100   1,165,327
Prudential Financial, Inc.
    5.375%, 06/21/20                                                                    400     438,922
    4.500%, 11/15/20                                                                  2,000   2,150,412
PSEG Power LLC
    2.450%, 11/15/18                                                                  1,163   1,172,530
Quest Diagnostics, Inc.
    2.700%, 04/01/19                                                                    200     202,835
    4.750%, 01/30/20                                                                  1,000   1,070,195
Regions Financial Corp.
#   3.200%, 02/08/21                                                                  1,700   1,729,497

DFA TARGETED CREDIT PORTFOLIO
CONTINUED


                                                                                      FACE
                                                                                     AMOUNT^
                                                                                      (000)    VALUE+
                                                                                     ------- ----------
UNITED STATES -- (Continued)
Republic Services, Inc.
    5.500%, 09/15/19                                                                 $  700  $  760,812
Reynolds American, Inc.
    6.875%, 05/01/20                                                                    500     567,753
Roper Technologies, Inc.
    3.000%, 12/15/20                                                                  1,200   1,220,456
Ryder System, Inc.
    2.500%, 05/11/20                                                                  1,250   1,251,725
    3.450%, 11/15/21                                                                    900     923,603
SCANA Corp.
    6.250%, 04/01/20                                                                    550     605,287
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19                                                                    975     987,589
    2.800%, 06/15/20                                                                    550     554,847
Sempra Energy
    9.800%, 02/15/19                                                                    700     808,630
Southern Co. (The)
    2.750%, 06/15/20                                                                    750     759,079
Southern Power Co.
    2.375%, 06/01/20                                                                    334     333,673
    2.500%, 12/15/21                                                                    898     882,747
Southwest Airlines Co.
    2.750%, 11/06/19                                                                  1,400   1,424,052
Spectra Energy Capital LLC
    6.200%, 04/15/18                                                                    800     837,477
St Jude Medical LLC
    2.800%, 09/15/20                                                                  1,000   1,005,144
Starbucks Corp.
    2.100%, 02/04/21                                                                  1,449   1,445,873
State Street Corp.
    2.550%, 08/18/20                                                                  1,900   1,922,344
Stryker Corp.
    2.625%, 03/15/21                                                                  2,086   2,095,420
SunTrust Banks, Inc.
    2.500%, 05/01/19                                                                  1,200   1,211,136
    2.900%, 03/03/21                                                                    900     910,142
Symantec Corp.
    2.750%, 06/15/17                                                                    800     802,275
    4.200%, 09/15/20                                                                  1,000   1,033,106
Sysco Corp.
    2.600%, 10/01/20                                                                  1,000   1,007,725
TD Ameritrade Holding Corp.
    5.600%, 12/01/19                                                                    286     313,338
Thermo Fisher Scientific, Inc.
    2.400%, 02/01/19                                                                    800     808,220
    4.500%, 03/01/21                                                                  1,600   1,706,728
TIAA Asset Management Finance Co. LLC
##  2.950%, 11/01/19                                                                  1,050   1,068,287
Time Warner Cable, Inc.
    5.000%, 02/01/20                                                                  1,100   1,170,023

                                                                                      FACE
                                                                                     AMOUNT^
                                                                                      (000)    VALUE+
                                                                                     ------- ----------
UNITED STATES -- (Continued)
Time Warner, Inc.
    2.100%, 06/01/19                                                                 $  905  $  906,959
Total System Services, Inc.
    2.375%, 06/01/18                                                                  1,100   1,105,703
Toyota Motor Credit Corp.
    2.600%, 01/11/22                                                                  4,461   4,458,792
Travelers Cos., Inc. (The)
    3.900%, 11/01/20                                                                  1,000   1,060,963
Tyson Foods, Inc.
    2.650%, 08/15/19                                                                  1,050   1,064,069
U.S. Bancorp
    2.350%, 01/29/21                                                                  1,500   1,500,699
Union Pacific Corp.
    1.800%, 02/01/20                                                                    750     744,918
United Parcel Service, Inc.
    3.125%, 01/15/21                                                                  1,285   1,327,839
United Technologies Corp.
    4.500%, 04/15/20                                                                    800     861,226
UnitedHealth Group, Inc.
    2.300%, 12/15/19                                                                  1,000   1,009,137
    2.125%, 03/15/21                                                                  1,200   1,189,290
Unum Group
    3.000%, 05/15/21                                                                  1,000     997,742
US Bancorp
    2.625%, 01/24/22                                                                  1,000   1,001,946
Valero Energy Corp.
    6.125%, 02/01/20                                                                    500     553,748
Verizon Communications, Inc.
    3.450%, 03/15/21                                                                  2,000   2,050,798
    3.500%, 11/01/21                                                                    500     513,571
Viacom, Inc.
#   2.750%, 12/15/19                                                                  1,400   1,403,317
Walgreens Boots Alliance, Inc.
    2.700%, 11/18/19                                                                  1,000   1,012,936
    2.600%, 06/01/21                                                                  1,000     998,132
Walt Disney Co. (The)
    2.150%, 09/17/20                                                                  1,000   1,005,507
Waste Management, Inc.
    4.600%, 03/01/21                                                                  1,288   1,389,943
Wells Fargo & Co.
    2.150%, 01/30/20                                                                  1,000     996,947
    2.500%, 03/04/21                                                                  2,000   1,979,808
Western Gas Partners L.P.
    2.600%, 08/15/18                                                                    700     704,077
Western Union Co. (The)
    5.253%, 04/01/20                                                                  1,000   1,060,766
Whirlpool Corp.
    4.850%, 06/15/21                                                                    436     472,397
Wm Wrigley Jr Co.
##  2.900%, 10/21/19                                                                  1,000   1,017,205

DFA TARGETED CREDIT PORTFOLIO
CONTINUED


                                                                    FACE
                                                                   AMOUNT^
                                                                    (000)       VALUE+
                                                                  ---------- ------------
UNITED STATES -- (Continued)
Wyndham Worldwide Corp.
     2.500%, 03/01/18                                             $      750 $    754,577
Xcel Energy, Inc.
     2.400%, 03/15/21                                                  2,000    1,987,630
Xerox Corp.
     2.950%, 03/15/17                                                    800      801,550
Xilinx, Inc.
     3.000%, 03/15/21                                                    989    1,003,726
Zimmer Biomet Holdings, Inc.
     2.700%, 04/01/20                                                  2,000    2,010,790
                                                                             ------------
TOTAL UNITED STATES                                                           277,352,317
                                                                             ------------
TOTAL BONDS                                                                   399,385,642
                                                                             ------------
TOTAL INVESTMENT SECURITIES                                                   399,385,642
                                                                             ------------

                                                                   SHARES
                                                                  ----------
SECURITIES LENDING COLLATERAL -- (3.1%)
(S)@ DFA Short Term Investment Fund                                1,087,348   12,582,796
                                                                             ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $414,295,792)^^                                                      $411,968,438
                                                                             ============

DFA TARGETED CREDIT PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ------------------------------------------
                                  LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                  ------- ------------  ------- ------------
   Bonds
      Australia                     --    $  6,425,538    --    $  6,425,538
      Belgium                       --       2,255,176    --       2,255,176
      Canada                        --      12,778,008    --      12,778,008
      Denmark                       --       4,783,968    --       4,783,968
      France                        --      14,842,960    --      14,842,960
      Germany                       --      12,120,804    --      12,120,804
      Ireland                       --       3,343,142    --       3,343,142
      Italy                         --       1,098,682    --       1,098,682
      Japan                         --      10,525,838    --      10,525,838
      Netherlands                   --      12,436,163    --      12,436,163
      Norway                        --       1,019,978    --       1,019,978
      Spain                         --       5,695,451    --       5,695,451
      Sweden                        --       2,039,421    --       2,039,421
      Switzerland                   --       5,277,839    --       5,277,839
      United Kingdom                --      27,390,357    --      27,390,357
      United States                 --     277,352,317    --     277,352,317
   Securities Lending Collateral    --      12,582,796    --      12,582,796
   Forward Currency Contracts**     --         (63,741)   --         (63,741)
                                    --    ------------    --    ------------
   TOTAL                            --    $411,904,697    --    $411,904,697
                                    ==    ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                        DFA INVESTMENT GRADE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)     VALUE+
                                                                 ------- ------------
BONDS -- (55.4%)
AUSTRALIA -- (1.8%)
Australia & New Zealand Banking Group, Ltd.
    2.250%, 06/13/19                                             $ 4,751 $  4,769,263
    3.700%, 11/16/25                                               4,410    4,558,824
BHP Billiton Finance USA, Ltd.
    3.250%, 11/21/21                                                 971    1,003,481
    2.875%, 02/24/22                                               2,250    2,277,736
Commonwealth Bank of Australia
    2.500%, 09/20/18                                               1,257    1,271,370
    2.250%, 03/13/19                                                 529      531,815
    2.300%, 09/06/19                                               3,058    3,072,229
    5.000%, 03/19/20                                                 793      852,404
    2.400%, 11/02/20                                              10,000    9,960,930
##  2.850%, 05/18/26                                               2,800    2,662,313
Macquarie Bank, Ltd.
### 3.900%, 01/15/26                                              25,000   25,469,825
Macquarie Group, Ltd.
##  3.000%, 12/03/18                                               5,013    5,081,693
National Australia Bank, Ltd.
    2.250%, 07/01/19                                               1,849    1,855,815
    3.000%, 01/20/23                                               6,474    6,486,029
### 3.500%, 01/10/27                                              16,600   16,588,978
Westpac Banking Corp.
    2.250%, 07/30/18                                               8,600    8,659,521
    4.875%, 11/19/19                                              18,087   19,421,784
    2.850%, 05/13/26                                               9,037    8,625,274
                                                                         ------------
TOTAL AUSTRALIA                                                           123,149,284
                                                                         ------------
AUSTRIA -- (0.0%)
Oesterreichische Kontrollbank AG
    1.125%, 05/29/18                                               1,964    1,957,429
                                                                         ------------
BELGIUM -- (0.3%)
Anheuser-Busch InBev Finance, Inc.
    2.650%, 02/01/21                                               5,000    5,029,375
    2.625%, 01/17/23                                               5,029    4,932,353
Anheuser-Busch InBev Worldwide, Inc.
    5.375%, 01/15/20                                                 317      345,649
    4.375%, 02/15/21                                               2,590    2,769,829
    2.500%, 07/15/22                                               5,180    5,095,431
                                                                         ------------
TOTAL BELGIUM                                                              18,172,637
                                                                         ------------
CANADA -- (2.3%)
Alberta, Province of Canada
### 1.750%, 08/26/20                                              10,000    9,912,220
Bank of Montreal
    2.375%, 01/25/19                                                  32       32,316
    1.900%, 08/27/21                                              10,000    9,724,190

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)     VALUE+
                                                                 ------- ------------
CANADA -- (Continued)
Bank of Nova Scotia (The)
#   2.050%, 10/30/18                                             $12,400 $ 12,471,481
    2.050%, 06/05/19                                               1,512    1,515,146
    4.375%, 01/13/21                                               3,237    3,467,869
British Columbia, Province of Canada
    6.500%, 01/15/26                                               8,011   10,124,109
Canada Government International Bond
    0.875%, 02/14/17                                                 980      980,023
Canadian Pacific Railway Co.
    2.900%, 02/01/25                                               3,059    2,990,622
#   3.700%, 02/01/26                                               3,885    3,993,395
Enbridge, Inc.
    4.000%, 10/01/23                                               2,932    3,014,559
    3.500%, 06/10/24                                               1,295    1,278,274
Goldcorp, Inc.
    3.625%, 06/09/21                                               4,021    4,126,708
Petro-Canada
    6.050%, 05/15/18                                                 589      620,442
Potash Corp. of Saskatchewan, Inc.
    3.250%, 12/01/17                                                 169      171,096
    3.625%, 03/15/24                                               3,500    3,489,734
    3.000%, 04/01/25                                               3,500    3,310,748
Province of British Columbia Canada
    1.200%, 04/25/17                                                 982      982,498
Province of Manitoba Canada
    2.050%, 11/30/20                                              11,300   11,336,126
Province of Ontario Canada
    1.200%, 02/14/18                                               6,205    6,195,755
    1.650%, 09/27/19                                                 529      526,305
    2.450%, 06/29/22                                               1,101    1,098,852
Quebec, Province of Canada
    2.625%, 02/13/23                                               4,532    4,538,988
Rogers Communications, Inc.
    3.000%, 03/15/23                                               1,786    1,778,195
    4.100%, 10/01/23                                               1,263    1,328,450
Royal Bank of Canada
    2.200%, 07/27/18                                               1,742    1,757,124
    2.350%, 10/30/20                                               5,000    4,992,800
Suncor Energy, Inc.
#   3.600%, 12/01/24                                               7,493    7,632,265
Thomson Reuters Corp.
    1.300%, 02/23/17                                                 796      796,080
#   4.300%, 11/23/23                                               5,180    5,463,051
    3.850%, 09/29/24                                                 670      685,397
Toronto-Dominion Bank (The)
    1.400%, 04/30/18                                               1,760    1,757,606
    2.625%, 09/10/18                                               7,260    7,361,524

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)     VALUE+
                                                                 ------- ------------
CANADA -- (Continued)
    2.125%, 07/02/19                                             $ 3,703 $  3,719,686
#   2.125%, 04/07/21                                              20,000   19,712,440
TransCanada PipeLines, Ltd.
    3.800%, 10/01/20                                               1,295    1,356,444
    2.500%, 08/01/22                                               3,310    3,254,005
                                                                         ------------
TOTAL CANADA                                                              157,496,523
                                                                         ------------
DENMARK -- (0.3%)
Danske Bank A.S.
##  2.750%, 09/17/20                                               1,058    1,068,448
##  2.800%, 03/10/21                                              12,600   12,692,635
Kommunekredit
    1.125%, 03/15/18                                                 982      979,794
Nordea Bank AB
    1.625%, 05/15/18                                                 227      226,593
    2.375%, 04/04/19                                               1,775    1,785,682
                                                                         ------------
TOTAL DENMARK                                                              16,753,152
                                                                         ------------
FINLAND -- (0.0%)
Municipality Finance P.L.C.
    1.125%, 04/17/18                                               2,456    2,449,136
                                                                         ------------
FRANCE -- (1.0%)
Airgas, Inc.
    3.050%, 08/01/20                                                 772      790,954
BNP Paribas SA
    2.375%, 09/14/17                                                 346      347,827
    2.450%, 03/17/19                                               3,449    3,478,120
    3.250%, 03/03/23                                               1,942    1,965,139
BPCE SA
    2.500%, 07/15/19                                                 476      478,480
    2.250%, 01/27/20                                               2,166    2,154,267
    2.650%, 02/03/21                                               4,500    4,490,140
    4.000%, 04/15/24                                              10,914   11,314,926
Credit Agricole SA
##  2.750%, 06/10/20                                               5,500    5,528,462
#   3.875%, 04/15/24                                               8,591    8,870,998
Electricite de France SA
##  3.625%, 10/13/25                                               3,500    3,506,178
Pernod Ricard SA
##  4.450%, 01/15/22                                               6,474    6,890,589
Sanofi
    1.250%, 04/10/18                                               1,022    1,022,289
Societe Generale SA
##  2.500%, 04/08/21                                               2,825    2,797,934
Total Capital International SA
    2.125%, 01/10/19                                               1,073    1,080,450
    2.100%, 06/19/19                                               3,252    3,271,645
    3.750%, 04/10/24                                               9,712   10,152,313
                                                                         ------------
TOTAL FRANCE                                                               68,140,711
                                                                         ------------

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)     VALUE+
                                                                 ------- ------------
GERMANY -- (1.3%)
Bayer U.S. Finance LLC
##  2.375%, 10/08/19                                             $13,364 $ 13,406,190
Bayer U.S. Finance LLC
##  3.375%, 10/08/24                                              12,544   12,531,418
BMW U.S. Capital LLC
##  2.800%, 04/11/26                                               9,944    9,537,788
Daimler Finance North America LLC
##  3.250%, 08/01/24                                               2,072    2,071,811
    8.500%, 01/18/31                                               5,000    7,527,760
Deutsche Bank AG
    2.500%, 02/13/19                                               1,058    1,057,162
#   2.500%, 02/13/19                                              10,945   10,935,905
    2.950%, 08/20/20                                                 138      137,148
    3.125%, 01/13/21                                               2,000    1,979,388
    3.700%, 05/30/24                                               9,754    9,383,270
Deutsche Telekom International Finance BV
    6.000%, 07/08/19                                                 798      870,798
EMD Finance LLC
##  2.950%, 03/19/22                                               5,180    5,164,382
FMS Wertmanagement AoeR
    1.000%, 11/21/17                                               2,456    2,451,859
Kreditanstalt fuer Wiederaufbau
#   1.250%, 02/15/17                                               1,375    1,375,208
#   0.875%, 09/05/17                                                 491      490,373
    1.875%, 04/01/19                                                 741      746,363
Landwirtschaftliche Rentenbank
    0.875%, 09/12/17                                               1,238    1,236,351
NRW Bank
    1.875%, 07/01/19                                               2,116    2,121,694
Siemens Financieringsmaatschappij NV
##  6.125%, 08/17/26                                               3,821    4,658,942
Volkswagen Group of America Finance LLC
##  2.125%, 05/23/19                                                 879      874,183
##  2.400%, 05/22/20                                                 699      693,688
                                                                         ------------
TOTAL GERMANY                                                              89,251,681
                                                                         ------------
IRELAND -- (0.8%)
Actavis Funding SCS
#   3.000%, 03/12/20                                               6,050    6,143,672
    3.450%, 03/15/22                                              13,031   13,211,388
    3.800%, 03/15/25                                               2,500    2,495,055
Actavis, Inc.
    1.875%, 10/01/17                                                 687      688,834
    3.250%, 10/01/22                                               7,650    7,644,867
Eaton Corp.
    2.750%, 11/02/22                                               5,769    5,753,424
Johnson Controls International P.L.C.
#   3.625%, 07/02/24                                                 994    1,012,210

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
IRELAND -- (Continued)
Medtronic, Inc.
    3.125%, 03/15/22                                             $ 3,156 $ 3,224,451
    3.500%, 03/15/25                                               2,000   2,044,228
Perrigo Finance Unlimited Co.
    3.500%, 03/15/21                                               2,000   2,025,286
    3.500%, 12/15/21                                               7,392   7,431,828
    3.900%, 12/15/24                                               3,885   3,799,429
                                                                         -----------
TOTAL IRELAND                                                             55,474,672
                                                                         -----------
ITALY -- (0.1%)
Intesa Sanpaolo SpA
    3.875%, 01/16/18                                                 213     216,382
    5.250%, 01/12/24                                               7,664   8,049,844
                                                                         -----------
TOTAL ITALY                                                                8,266,226
                                                                         -----------
JAPAN -- (1.4%)
American Honda Finance Corp.
    1.550%, 12/11/17                                               2,000   2,005,066
    2.300%, 09/09/26                                               1,500   1,392,894
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
##  2.350%, 09/08/19                                               1,557   1,558,445
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
    3.250%, 09/08/24                                               3,237   3,215,005
Beam Suntory, Inc.
    1.750%, 06/15/18                                               1,964   1,959,591
    3.250%, 06/15/23                                               4,030   3,960,176
Japan Bank for International Cooperation
    1.750%, 07/31/18                                                 491     491,144
Japan Finance Organization for Municipalities
    2.500%, 09/12/18                                                 814     822,608
    2.125%, 03/06/19                                                 528     526,880
Mizuho Bank, Ltd.
##  2.150%, 10/20/18                                               5,000   5,004,085
##  2.450%, 04/16/19                                               2,323   2,333,065
Mizuho Financial Group, Inc.
##  2.632%, 04/12/21                                               8,200   8,118,894
MUFG Americas Holdings Corp.
    3.500%, 06/18/22                                               5,536   5,670,763
MUFG Union Bank NA
    2.625%, 09/26/18                                               4,418   4,461,018
Nippon Telegraph & Telephone Corp.
    1.400%, 07/18/17                                                 140     140,016
Nissan Motor Acceptance Corp.
### 2.125%, 03/03/20                                               1,700   1,689,047
##  2.550%, 03/08/21                                               8,000   7,973,352
Nomura Holdings, Inc.
    2.750%, 03/19/19                                               2,116   2,137,846

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
JAPAN -- (Continued)
    6.700%, 03/04/20                                             $ 4,610 $ 5,151,818
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19                                               2,611   2,630,293
    3.950%, 07/19/23                                               5,931   6,206,963
Sumitomo Mitsui Financial Group, Inc.
#   2.934%, 03/09/21                                               2,000   2,007,618
    2.058%, 07/14/21                                               5,000   4,839,400
    3.784%, 03/09/26                                               5,000   5,059,050
Toyota Motor Credit Corp.
    2.100%, 01/17/19                                               2,902   2,924,287
    2.125%, 07/18/19                                                 835     839,869
    3.300%, 01/12/22                                               4,981   5,141,099
    2.625%, 01/10/23                                               6,474   6,419,528
                                                                         -----------
TOTAL JAPAN                                                               94,679,820
                                                                         -----------
NETHERLANDS -- (1.5%)
Ahold Finance USA LLC
    6.875%, 05/01/29                                                 712     882,612
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17                                               1,376   1,377,632
##  1.000%, 02/12/18                                               2,500   2,491,770
    1.375%, 03/19/18                                               2,456   2,456,697
    2.500%, 01/23/23                                               6,474   6,476,085
Cooperatieve Rabobank UA
    2.250%, 01/14/19                                               3,128   3,143,496
    3.875%, 02/08/22                                              13,244  13,909,326
    3.375%, 05/21/25                                              11,022  11,117,803
Heineken NV
##  2.750%, 04/01/23                                               2,245   2,214,719
ING Bank NV
### 2.050%, 08/15/21                                               5,000   4,871,325
Koninklijke Philips Electronics NV
    3.750%, 03/15/22                                               1,503   1,563,938
LyondellBasell Industries NV
    5.000%, 04/15/19                                                 899     950,701
#   5.750%, 04/15/24                                               5,827   6,646,801
Mylan, Inc.
#   4.200%, 11/29/23                                               4,532   4,567,821
Nederlandse Waterschapsbank NV
    1.875%, 03/13/19                                               6,348   6,376,274
Shell International Finance BV
    2.250%, 11/10/20                                               5,100   5,107,905
#   3.400%, 08/12/23                                              10,682  10,980,519
    2.875%, 05/10/26                                               2,261   2,169,642
    2.500%, 09/12/26                                              11,300  10,514,729
                                                                         -----------
TOTAL NETHERLANDS                                                         97,819,795
                                                                         -----------

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
NORWAY -- (0.3%)
Kommunalbanken A.S.
    1.000%, 09/26/17                                             $   392 $   391,497
    1.000%, 03/15/18                                               2,946   2,935,011
    1.750%, 05/28/19                                               2,116   2,118,230
Statoil ASA
    1.200%, 01/17/18                                                 231     230,455
    1.150%, 05/15/18                                               1,382   1,373,705
    2.450%, 01/17/23                                               8,794   8,609,097
    2.650%, 01/15/24                                               7,031   6,907,522
                                                                         -----------
TOTAL NORWAY                                                              22,565,517
                                                                         -----------
SPAIN -- (0.4%)
Iberdrola Finance Ireland, Ltd.
##  5.000%, 09/11/19                                                 788     840,278
Santander Holdings USA, Inc.
    4.500%, 07/17/25                                               1,046   1,059,827
Santander UK P.L.C.
    2.500%, 03/14/19                                               1,375   1,382,260
    2.375%, 03/16/20                                                 334     332,706
    4.000%, 03/13/24                                               7,891   8,181,941
Telefonica Emisiones SAU
    5.462%, 02/16/21                                               2,876   3,138,216
    4.570%, 04/27/23                                               7,532   7,963,350
                                                                         -----------
TOTAL SPAIN                                                               22,898,578
                                                                         -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.3%)
Asian Development Bank
    1.125%, 03/15/17                                                 491     491,057
    1.750%, 09/11/18                                                 877     882,430
    1.875%, 04/12/19                                               2,116   2,132,831
European Investment Bank
    1.625%, 06/15/17                                                 393     393,857
    1.125%, 09/15/17                                                 295     294,928
    1.875%, 03/15/19                                                 529     532,327
    3.250%, 01/29/24                                               3,237   3,385,038
Inter-American Development Bank
    1.125%, 03/15/17                                                  81      81,011
    0.875%, 03/15/18                                                 982     977,946
    3.000%, 02/21/24                                               1,750   1,807,181
    7.000%, 06/15/25                                               3,885   5,046,930
    6.750%, 07/15/27                                               1,942   2,517,595
International Bank for Reconstruction & Development
    0.875%, 04/17/17                                               1,046   1,046,379
International Finance Corp.
    0.875%, 06/15/18                                                 295     293,356
Nordic Investment Bank
    0.750%, 01/17/18                                               1,080   1,075,713

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
    1.875%, 06/14/19                                             $   529 $   532,695
                                                                         -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                              21,491,274
                                                                         -----------
SWEDEN -- (0.1%)
Kommuninvest I Sverige AB
    1.000%, 10/24/17                                               2,438   2,434,009
    2.000%, 11/12/19                                                 529     532,272
Svensk Exportkredit AB
    1.875%, 06/17/19                                               1,164   1,167,822
Svenska Handelsbanken AB
    2.500%, 01/25/19                                               1,803   1,824,454
    2.250%, 06/17/19                                               1,058   1,062,027
                                                                         -----------
TOTAL SWEDEN                                                               7,020,584
                                                                         -----------
SWITZERLAND -- (0.9%)
ABB Finance USA, Inc.
    1.625%, 05/08/17                                                 260     260,439
    2.875%, 05/08/22                                               5,429   5,478,996
Chubb INA Holdings, Inc.
    2.700%, 03/13/23                                               3,000   2,970,930
Chubb INA Holdings, Inc.
#   2.875%, 11/03/22                                               2,040   2,056,004
    3.350%, 05/15/24                                               5,180   5,264,009
Credit Suisse AG
    2.300%, 05/28/19                                               1,162   1,165,614
    5.300%, 08/13/19                                                 370     398,430
    3.000%, 10/29/21                                               3,011   3,027,284
Credit Suisse New York
    1.700%, 04/27/18                                               2,200   2,198,449
    3.625%, 09/09/24                                              12,896  12,952,936
Novartis Capital Corp.
    3.400%, 05/06/24                                               6,151   6,331,624
UBS AG
    2.375%, 08/14/19                                                 148     148,783
UBS Group Funding Jersey, Ltd.
##  4.125%, 09/24/25                                              15,190  15,333,895
                                                                         -----------
TOTAL SWITZERLAND                                                         57,587,393
                                                                         -----------
UNITED KINGDOM -- (2.2%)
Aon Corp.
    5.000%, 09/30/20                                                 819     883,742
Aon P.L.C.
    4.000%, 11/27/23                                               4,047   4,199,519
    3.500%, 06/14/24                                               9,254   9,288,064
AstraZeneca P.L.C.
    2.375%, 11/16/20                                               8,380   8,419,093
    3.375%, 11/16/25                                               7,571   7,514,634
Barclays P.L.C.
    2.750%, 11/08/19                                               6,126   6,139,079
#   3.650%, 03/16/25                                              14,330  13,798,228

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)     VALUE+
                                                                 ------- ------------
UNITED KINGDOM -- (Continued)
    4.375%, 01/12/26                                             $ 7,000 $  7,031,696
Baxalta, Inc.
    2.875%, 06/23/20                                                 476      480,686
BP Capital Markets P.L.C.
    4.750%, 03/10/19                                                 106      112,183
#   2.315%, 02/13/20                                               2,691    2,704,595
    3.245%, 05/06/22                                               6,000    6,128,712
    3.535%, 11/04/24                                               2,266    2,297,905
#   3.017%, 01/16/27                                              10,000    9,568,480
British Telecommunications P.L.C.
    1.250%, 02/14/17                                                 373      373,019
    2.350%, 02/14/19                                               7,940    7,983,487
Diageo Capital P.L.C.
    1.500%, 05/11/17                                               1,010    1,011,200
Diageo Investment Corp.
    2.875%, 05/11/22                                               1,133    1,141,594
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17                                               1,559    1,560,769
GlaxoSmithKline Capital, Inc.
    2.800%, 03/18/23                                               5,450    5,454,943
HSBC Holdings P.L.C.
#   3.400%, 03/08/21                                               7,000    7,131,950
    4.000%, 03/30/22                                               5,068    5,256,398
HSBC USA, Inc.
    2.375%, 11/13/19                                                 317      318,195
    2.350%, 03/05/20                                               1,058    1,055,053
    3.500%, 06/23/24                                              12,740   12,856,100
Imperial Brands Finance P.L.C.
##  2.950%, 07/21/20                                                 423      427,115
Lloyds Bank P.L.C.
    4.200%, 03/28/17                                               1,071    1,076,179
Lloyds Banking Group P.L.C.
    3.750%, 01/11/27                                               3,500    3,440,329
Nationwide Building Society
##  3.900%, 07/21/25                                               2,000    2,050,246
Rio Tinto Finance USA P.L.C.
    2.875%, 08/21/22                                                 399      401,698
Rolls-Royce P.L.C.
### 3.625%, 10/14/25                                               5,000    5,008,640
Unilever Capital Corp.
    2.200%, 03/06/19                                                 138      139,428
    4.250%, 02/10/21                                               1,000    1,073,782
Vodafone Group P.L.C.
    5.450%, 06/10/19                                                 158      169,802
    4.375%, 03/16/21                                               2,913    3,087,189
    2.500%, 09/26/22                                               9,769    9,414,063
                                                                         ------------
TOTAL UNITED KINGDOM                                                      148,997,795
                                                                         ------------
UNITED STATES -- (40.4%)
21st Century Fox America, Inc.
    6.900%, 03/01/19                                               4,075    4,467,508

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)     VALUE+
                                                                 ------- ------------
UNITED STATES -- (Continued)
    3.700%, 09/15/24                                             $14,532 $ 14,700,208
Abbott Laboratories
    2.000%, 03/15/20                                               8,296    8,192,698
#   2.550%, 03/15/22                                                 631      614,845
#   2.950%, 03/15/25                                              12,615   11,910,162
AbbVie, Inc.
#   2.500%, 05/14/20                                               9,532    9,574,046
    2.900%, 11/06/22                                               2,833    2,799,355
    3.600%, 05/14/25                                              10,000    9,866,250
Adobe Systems, Inc.
    3.250%, 02/01/25                                               1,942    1,925,151
Advance Auto Parts, Inc.
    4.500%, 01/15/22                                               2,590    2,743,043
    4.500%, 12/01/23                                               1,200    1,266,920
Aetna, Inc.
    2.200%, 03/15/19                                               1,203    1,210,620
    2.750%, 11/15/22                                               8,417    8,386,472
    3.500%, 11/15/24                                               5,422    5,496,889
Affiliated Managers Group, Inc.
#   3.500%, 08/01/25                                               2,590    2,478,570
Aflac, Inc.
    2.650%, 02/15/17                                               1,979    1,980,114
    2.400%, 03/16/20                                               1,500    1,511,175
    3.250%, 03/17/25                                              11,136   11,082,035
Agilent Technologies, Inc.
    6.500%, 11/01/17                                                 208      214,664
    5.000%, 07/15/20                                                 339      366,639
Air Products & Chemicals, Inc.
    2.750%, 02/03/23                                                 987      986,679
Alabama Power Co.
    2.800%, 04/01/25                                               2,590    2,511,606
Albemarle Corp.
    4.150%, 12/01/24                                               7,451    7,629,355
Allstate Corp. (The)
    3.150%, 06/15/23                                               5,132    5,223,139
Alphabet, Inc.
#   1.998%, 08/15/26                                               7,471    6,836,660
Altera Corp.
    2.500%, 11/15/18                                               2,832    2,879,402
Altria Group, Inc.
    4.750%, 05/05/21                                               3,710    4,032,618
    2.850%, 08/09/22                                               7,200    7,188,106
Amazon.com, Inc.
    2.600%, 12/05/19                                                 292      297,682
    3.800%, 12/05/24                                               4,921    5,168,138
Ameren Corp.
    2.700%, 11/15/20                                               1,000    1,005,801
American Express Co.
    7.000%, 03/19/18                                               2,000    2,116,108

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
UNITED STATES -- (Continued)
American Express Credit Corp.
    2.250%, 08/15/19                                             $   635 $   639,351
#   2.250%, 05/05/21                                               2,000   1,974,800
American International Group, Inc.
    2.300%, 07/16/19                                               1,176   1,183,543
    3.300%, 03/01/21                                               1,500   1,537,911
    4.875%, 06/01/22                                               1,942   2,117,023
    4.125%, 02/15/24                                              10,187  10,585,750
    3.750%, 07/10/25                                               8,240   8,267,406
    3.900%, 04/01/26                                               4,000   4,032,764
American Water Capital Corp.
    3.850%, 03/01/24                                               2,140   2,250,088
Ameriprise Financial, Inc.
    5.300%, 03/15/20                                                 529     573,223
    4.000%, 10/15/23                                               3,765   3,961,055
#   2.875%, 09/15/26                                               5,650   5,380,964
AmerisourceBergen Corp.
    3.400%, 05/15/24                                               1,237   1,245,572
Amgen, Inc.
    4.100%, 06/15/21                                               7,075   7,505,698
#   3.625%, 05/22/24                                               6,474   6,595,200
    3.125%, 05/01/25                                               3,237   3,148,737
Amphenol Corp.
    2.550%, 01/30/19                                                  54      54,666
Analog Devices, Inc.
    3.900%, 12/15/25                                               3,000   3,060,210
    3.500%, 12/05/26                                               2,000   1,965,720
Anthem, Inc.
    5.875%, 06/15/17                                                 161     163,633
    2.250%, 08/15/19                                                 529     531,102
    4.350%, 08/15/20                                               1,100   1,165,255
    3.125%, 05/15/22                                               7,172   7,162,748
    3.500%, 08/15/24                                               5,044   5,021,453
Apache Corp.
    3.250%, 04/15/22                                               8,237   8,386,790
    2.625%, 01/15/23                                               1,599   1,561,745
Apple, Inc.
#   2.000%, 05/06/20                                                 352     352,753
    2.250%, 02/23/21                                               5,000   5,000,210
    2.400%, 05/03/23                                              28,903  28,269,417
#   3.450%, 05/06/24                                              19,686  20,261,560
    2.500%, 02/09/25                                               4,613   4,413,834
    3.250%, 02/23/26                                               3,750   3,732,232
#   2.450%, 08/04/26                                              10,290   9,607,917
Applied Materials, Inc.
    4.300%, 06/15/21                                                 647     695,306
Archer-Daniels-Midland Co.
    2.500%, 08/11/26                                               5,000   4,726,800
Arizona Public Service Co.
#   8.750%, 03/01/19                                                 212     239,986
    3.150%, 05/15/25                                               6,151   6,158,886

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
UNITED STATES -- (Continued)
Associated Banc-Corp
    2.750%, 11/15/19                                             $    53 $    53,285
Assurant, Inc.
    2.500%, 03/15/18                                                 982     989,001
    4.000%, 03/15/23                                               6,474   6,528,770
AT&T, Inc.
    1.600%, 02/15/17                                                 491     491,083
    5.500%, 02/01/18                                                 698     723,973
#   5.800%, 02/15/19                                                 444     475,758
    2.300%, 03/11/19                                               8,500   8,528,798
    3.000%, 02/15/22                                               6,399   6,332,694
    3.800%, 03/15/22                                               5,115   5,238,220
#   3.950%, 01/15/25                                              10,000   9,887,460
    3.400%, 05/15/25                                              11,870  11,308,739
Autodesk, Inc.
    1.950%, 12/15/17                                                 421     421,677
    3.125%, 06/15/20                                               2,698   2,733,916
    3.600%, 12/15/22                                               2,355   2,372,203
    4.375%, 06/15/25                                               3,050   3,133,146
Automatic Data Processing, Inc.
    3.375%, 09/15/25                                               5,000   5,136,005
AutoZone, Inc.
    2.875%, 01/15/23                                              12,128  11,937,057
    3.125%, 07/15/23                                               1,285   1,274,017
    3.125%, 04/21/26                                               1,000     954,545
Avnet, Inc.
#   4.625%, 04/15/26                                               2,625   2,644,861
Baker Hughes, Inc.
    3.200%, 08/15/21                                                 185     189,677
Baltimore Gas & Electric Co.
    2.800%, 08/15/22                                               3,256   3,266,628
Bank of America Corp.
#   2.000%, 01/11/18                                                 570     571,937
    5.625%, 07/01/20                                               5,000   5,488,800
    3.300%, 01/11/23                                               4,532   4,537,534
    4.000%, 04/01/24                                              11,457  11,761,848
Bank of New York Mellon Corp. (The)
    5.450%, 05/15/19                                                 391     422,024
    2.150%, 02/24/20                                               4,032   4,031,448
    3.650%, 02/04/24                                              10,647  11,045,262
    3.000%, 02/24/25                                               2,590   2,554,349
#   2.800%, 05/04/26                                               5,500   5,274,219
Baxter International, Inc.
    1.700%, 08/15/21                                               2,000   1,925,804
BB&T Corp.
    2.150%, 03/22/17                                                 565     565,328
    1.450%, 01/12/18                                                 194     194,127
    2.450%, 01/15/20                                               1,572   1,586,102
    2.050%, 05/10/21                                               1,000     983,422

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
UNITED STATES -- (Continued)
Becton Dickinson and Co.
    3.734%, 12/15/24                                             $ 1,156 $ 1,184,831
Bemis Co., Inc.
    4.500%, 10/15/21                                                 647     687,994
Berkshire Hathaway Energy Co.
    2.400%, 02/01/20                                                 570     572,746
Berkshire Hathaway Finance Corp.
    1.600%, 05/15/17                                                  30      30,051
    1.300%, 05/15/18                                                 157     156,962
    3.000%, 05/15/22                                               3,237   3,308,415
Berkshire Hathaway, Inc.
#   1.550%, 02/09/18                                              10,000  10,021,200
#   2.100%, 08/14/19                                               2,909   2,936,979
#   2.200%, 03/15/21                                               5,000   4,999,165
#   3.750%, 08/15/21                                               2,590   2,744,794
#   3.400%, 01/31/22                                               3,237   3,381,234
    3.000%, 02/11/23                                               4,532   4,595,162
    3.125%, 03/15/26                                               9,800   9,716,249
Biogen, Inc.
    2.900%, 09/15/20                                              23,280  23,654,133
    3.625%, 09/15/22                                               1,693   1,744,208
BlackRock, Inc.
    5.000%, 12/10/19                                                 407     441,381
#   4.250%, 05/24/21                                               2,000   2,152,904
Boeing Capital Corp.
    2.900%, 08/15/18                                                 750     766,466
Boeing Co. (The)
    8.750%, 08/15/21                                                 988   1,247,222
    2.500%, 03/01/25                                               6,474   6,247,158
    2.600%, 10/30/25                                               3,610   3,504,299
Boston Scientific Corp.
    6.000%, 01/15/20                                               1,878   2,064,818
    2.850%, 05/15/20                                                 269     272,482
    4.125%, 10/01/23                                               1,489   1,559,046
Branch Banking & Trust Co.
    2.300%, 10/15/18                                               1,473   1,487,315
Bristol-Myers Squibb Co.
    2.000%, 08/01/22                                               7,643   7,439,299
Brown & Brown, Inc.
    4.200%, 09/15/24                                               4,714   4,737,537
Buckeye Partners L.P.
    4.150%, 07/01/23                                               1,942   1,983,786
Burlington Northern Santa Fe LLC
    4.700%, 10/01/19                                                 416     446,221
#   3.000%, 04/01/25                                               4,329   4,321,069
    7.000%, 12/15/25                                                 868   1,109,379
Campbell Soup Co.
    4.250%, 04/15/21                                               1,036   1,104,321
    2.500%, 08/02/22                                               2,252   2,215,200
    3.300%, 03/19/25                                               4,092   4,104,792

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
UNITED STATES -- (Continued)
Capital One Bank USA NA
    2.300%, 06/05/19                                             $   529 $   531,338
Capital One Financial Corp.
    2.450%, 04/24/19                                               1,406   1,417,093
    4.750%, 07/15/21                                               3,144   3,395,206
    3.750%, 04/24/24                                               4,661   4,730,020
Cardinal Health, Inc.
    1.700%, 03/15/18                                               1,155   1,155,008
    4.625%, 12/15/20                                                 647     693,633
    3.200%, 06/15/22                                               3,885   3,931,760
Caterpillar Financial Services Corp.
    1.300%, 03/01/18                                               5,000   4,985,710
#   2.450%, 09/06/18                                                 749     758,456
Caterpillar, Inc.
#   2.600%, 06/26/22                                               3,561   3,545,670
#   3.400%, 05/15/24                                               1,844   1,891,212
CBS Corp.
    1.950%, 07/01/17                                                 853     854,821
    2.300%, 08/15/19                                                 669     671,277
    5.750%, 04/15/20                                                 159     175,398
    3.375%, 03/01/22                                               3,503   3,567,252
    3.500%, 01/15/25                                               2,392   2,359,196
#   2.900%, 01/15/27                                              19,595  17,956,917
    7.875%, 07/30/30                                               1,150   1,546,267
Celgene Corp.
    2.250%, 05/15/19                                                 317     317,957
    4.000%, 08/15/23                                               8,333   8,740,659
    3.625%, 05/15/24                                               4,485   4,509,739
CenterPoint Energy Resources Corp.
    6.125%, 11/01/17                                                  54      55,701
    4.500%, 01/15/21                                               1,942   2,052,871
Charles Schwab Corp. (The)
    3.000%, 03/10/25                                               8,611   8,415,246
Chevron Corp.
    1.718%, 06/24/18                                               5,391   5,408,046
    2.355%, 12/05/22                                               6,474   6,356,840
#   3.191%, 06/24/23                                              15,950  16,323,916
Cigna Corp.
#   4.000%, 02/15/22                                               4,127   4,312,616
Cisco Systems, Inc.
#   1.400%, 02/28/18                                               1,800   1,802,779
    2.125%, 03/01/19                                               2,856   2,885,074
    2.450%, 06/15/20                                                 212     214,653
    3.625%, 03/04/24                                               1,942   2,034,426
Citigroup, Inc.
    2.500%, 09/26/18                                                 157     158,374
    2.550%, 04/08/19                                               1,058   1,066,921
    4.500%, 01/14/22                                               1,489   1,583,549
    3.875%, 10/25/23                                                 470     484,635
    3.750%, 06/16/24                                               2,590   2,633,100

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
UNITED STATES -- (Continued)
    3.300%, 04/27/25                                             $ 7,769 $ 7,587,889
Citizens Bank NA
    2.450%, 12/04/19                                                 442     444,260
Clorox Co. (The)
    3.500%, 12/15/24                                               3,237   3,298,509
CME Group, Inc.
    3.000%, 03/15/25                                               2,866   2,854,602
CMS Energy Corp.
    3.875%, 03/01/24                                               1,745   1,804,032
    3.600%, 11/15/25                                               3,200   3,217,053
CNA Financial Corp.
    7.350%, 11/15/19                                                 842     958,107
    5.750%, 08/15/21                                               5,233   5,846,276
    4.500%, 03/01/26                                               6,532   6,816,495
Coach, Inc.
#   4.250%, 04/01/25                                              17,001  17,076,722
Coca-Cola Co. (The)
    1.150%, 04/01/18                                               1,372   1,369,816
#   1.875%, 10/27/20                                              20,000  19,929,760
    3.300%, 09/01/21                                               1,716   1,791,380
    3.200%, 11/01/23                                              21,789  22,539,021
#   2.250%, 09/01/26                                               4,000   3,724,908
Colgate-Palmolive Co.
    1.750%, 03/15/19                                                 185     185,726
    1.950%, 02/01/23                                               7,007   6,799,186
Comcast Cable Communications Holdings, Inc.
    9.455%, 11/15/22                                               2,991   4,027,289
Comcast Corp.
    6.300%, 11/15/17                                                 393     408,462
#   3.600%, 03/01/24                                               4,375   4,490,548
    3.375%, 08/15/25                                               4,266   4,255,408
Comerica, Inc.
    2.125%, 05/23/19                                               1,243   1,243,457
Computer Sciences Corp.
    4.450%, 09/15/22                                               3,237   3,353,950
Conagra Brands, Inc.
    3.200%, 01/25/23                                               4,697   4,701,307
ConocoPhillips
    6.000%, 01/15/20                                                 159     176,171
ConocoPhillips Co.
    1.050%, 12/15/17                                               1,832   1,824,395
#   2.400%, 12/15/22                                               1,942   1,887,894
    3.350%, 11/15/24                                               4,532   4,530,699
#   4.950%, 03/15/26                                              15,000  16,470,210
Consolidated Edison Co. of New York, Inc.
    3.300%, 12/01/24                                               1,295   1,307,849
Corning, Inc.
    3.700%, 11/15/23                                               2,742   2,821,652
Cox Communications, Inc.
##  3.250%, 12/15/22                                               2,250   2,193,127

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
UNITED STATES -- (Continued)
### 3.850%, 02/01/25                                             $ 6,869 $ 6,726,338
CR Bard, Inc.
    4.400%, 01/15/21                                                 518     557,694
Crane Co.
    2.750%, 12/15/18                                               1,545   1,567,851
CSX Corp.
    4.250%, 06/01/21                                               1,157   1,232,476
CVS Health Corp.
    2.800%, 07/20/20                                               7,710   7,811,687
    2.125%, 06/01/21                                               1,300   1,271,020
#   3.375%, 08/12/24                                              15,031  15,067,901
    3.875%, 07/20/25                                               5,706   5,848,519
Cytec Industries, Inc.
    3.500%, 04/01/23                                               3,885   3,855,660
Danaher Corp.
    1.650%, 09/15/18                                                 434     434,259
    3.350%, 09/15/25                                               1,500   1,541,655
Deere & Co.
    5.375%, 10/16/29                                                 472     564,693
Discovery Communications LLC
    5.050%, 06/01/20                                               3,775   4,063,927
    3.300%, 05/15/22                                               1,424   1,417,039
    3.250%, 04/01/23                                                 647     632,301
    3.450%, 03/15/25                                               5,737   5,451,957
Dollar General Corp.
    1.875%, 04/15/18                                               1,265   1,266,829
    3.250%, 04/15/23                                               6,812   6,749,234
    4.150%, 11/01/25                                               1,117   1,145,562
Dominion Gas Holdings LLC
    2.800%, 11/15/20                                               7,500   7,603,650
    3.600%, 12/15/24                                               3,237   3,264,136
Dominion Resources, Inc.
    2.500%, 12/01/19                                                 932     943,500
    4.450%, 03/15/21                                               1,554   1,656,688
    3.625%, 12/01/24                                               1,295   1,304,990
    3.900%, 10/01/25                                               1,690   1,726,730
Dow Chemical Co. (The)
    3.000%, 11/15/22                                               2,725   2,733,736
    3.500%, 10/01/24                                               7,539   7,577,547
Dr Pepper Snapple Group, Inc.
    3.400%, 11/15/25                                               1,750   1,748,096
Dr. Pepper Snapple Group, Inc.
    2.600%, 01/15/19                                                 111     112,587
    2.000%, 01/15/20                                                  88      87,537
DTE Energy Co.
    2.400%, 12/01/19                                               2,170   2,184,042
    3.850%, 12/01/23                                                 971   1,006,394
Duke Energy Corp.
    5.050%, 09/15/19                                                  69      74,021
    3.050%, 08/15/22                                              11,375  11,461,279
    3.750%, 04/15/24                                               5,772   5,958,984

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
UNITED STATES -- (Continued)
Eastman Chemical Co.
    2.700%, 01/15/20                                             $   444 $   449,086
    4.500%, 01/15/21                                                  88      92,968
    3.600%, 08/15/22                                                 300     307,726
    3.800%, 03/15/25                                               4,383   4,449,052
eBay, Inc.
    1.350%, 07/15/17                                                 168     168,010
    2.200%, 08/01/19                                                 582     583,698
#   3.800%, 03/09/22                                               7,500   7,727,182
    2.600%, 07/15/22                                               2,719   2,639,252
Ecolab, Inc.
#   4.350%, 12/08/21                                               1,200   1,296,762
EI du Pont de Nemours & Co.
    4.625%, 01/15/20                                                 152     162,394
    2.800%, 02/15/23                                               1,678   1,654,721
Electronic Arts, Inc.
    3.700%, 03/01/21                                               3,000   3,102,984
Emerson Electric Co.
    3.150%, 06/01/25                                               5,374   5,452,632
Enterprise Products Operating LLC
    5.250%, 01/31/20                                                 212     230,039
    5.200%, 09/01/20                                               3,000   3,276,108
    3.900%, 02/15/24                                               2,104   2,168,610
    3.750%, 02/15/25                                               2,000   2,027,140
#   3.700%, 02/15/26                                               5,338   5,361,594
EOG Resources, Inc.
    5.875%, 09/15/17                                                 967     992,694
    4.100%, 02/01/21                                               1,742   1,836,476
    2.625%, 03/15/23                                               3,800   3,701,192
    3.150%, 04/01/25                                               1,797   1,755,784
ERAC USA Finance LLC
##  2.350%, 10/15/19                                                 862     861,309
##  3.850%, 11/15/24                                               6,667   6,771,772
Eversource Energy
    2.500%, 03/15/21                                                 500     496,583
    2.800%, 05/01/23                                               6,344   6,237,941
Exelon Corp.
    2.450%, 04/15/21                                               3,000   2,968,491
    3.950%, 06/15/25                                               2,350   2,396,878
    3.400%, 04/15/26                                              19,465  19,009,947
Exelon Generation Co. LLC
    2.950%, 01/15/20                                                 836     846,627
#   4.250%, 06/15/22                                               3,237   3,363,771
Express Scripts Holding Co.
#   2.250%, 06/15/19                                               1,057   1,060,703
    3.900%, 02/15/22                                               4,823   5,000,655
    3.500%, 06/15/24                                               8,439   8,238,869
#   3.400%, 03/01/27                                               1,500   1,395,729
Exxon Mobil Corp.
#   3.176%, 03/15/24                                              33,308  33,873,137
    3.043%, 03/01/26                                               5,000   4,955,080

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
UNITED STATES -- (Continued)
FedEx Corp.
    2.625%, 08/01/22                                             $ 5,408 $ 5,408,205
    4.000%, 01/15/24                                               8,590   9,019,586
    3.200%, 02/01/25                                               3,788   3,764,473
Fidelity National Information Services, Inc.
    2.250%, 08/15/21                                               3,900   3,815,202
    5.000%, 10/15/25                                               5,970   6,489,175
Fifth Third Bancorp
    2.300%, 03/01/19                                               1,161   1,167,606
    3.500%, 03/15/22                                               4,856   4,977,099
FMC Technologies, Inc.
#   3.450%, 10/01/22                                               4,284   4,282,355
Ford Motor Credit Co. LLC
    2.459%, 03/27/20                                                 635     628,421
    3.200%, 01/15/21                                               1,200   1,206,127
    3.219%, 01/09/22                                               8,750   8,702,085
    4.375%, 08/06/23                                               8,417   8,722,200
    3.664%, 09/08/24                                               4,875   4,770,402
GATX Corp.
    2.500%, 03/15/19                                                 547     549,309
    3.250%, 03/30/25                                               5,180   4,999,353
#   3.250%, 09/15/26                                               2,800   2,647,803
General Dynamics Corp.
    1.000%, 11/15/17                                                 439     438,620
#   2.250%, 11/15/22                                               4,856   4,777,304
#   2.125%, 08/15/26                                               3,500   3,230,430
General Electric Co.
#   3.375%, 03/11/24                                               3,237   3,329,827
General Mills, Inc.
    3.150%, 12/15/21                                               1,942   1,991,902
Georgia Power Co.
    2.850%, 05/15/22                                               3,851   3,868,738
Gilead Sciences, Inc.
    2.050%, 04/01/19                                                 177     177,699
    4.400%, 12/01/21                                               6,200   6,669,743
    3.700%, 04/01/24                                              10,736  11,020,826
Goldman Sachs Group, Inc. (The)
    6.000%, 06/15/20                                               1,392   1,543,457
    5.250%, 07/27/21                                               2,266   2,481,914
    4.000%, 03/03/24                                              21,654  22,322,524
    3.750%, 05/22/25                                               5,000   5,020,900
Great Plains Energy, Inc.
    4.850%, 06/01/21                                               2,495   2,670,543
Halliburton Co.
    3.500%, 08/01/23                                               6,474   6,581,967
Harley Davidson, Inc.
#   3.500%, 07/28/25                                               3,635   3,673,596
Harley-Davidson Financial Services, Inc.
##  2.150%, 02/26/20                                               1,189   1,178,700

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
UNITED STATES -- (Continued)
Harris Corp.
    2.700%, 04/27/20                                             $   503 $   502,524
Hartford Financial Services Group, Inc. (The)
    5.125%, 04/15/22                                               7,880   8,727,313
Home Depot, Inc. (The)
    2.000%, 06/15/19                                               2,187   2,205,170
    2.700%, 04/01/23                                               1,295   1,297,703
    3.350%, 09/15/25                                               3,685   3,768,248
Hormel Foods Corp.
    4.125%, 04/15/21                                               1,496   1,605,097
HP, Inc.
    4.375%, 09/15/21                                              12,625  13,322,746
Humana, Inc.
    2.625%, 10/01/19                                                 455     459,017
#   3.850%, 10/01/24                                               7,916   8,031,083
Huntington Bancshares, Inc.
    2.600%, 08/02/18                                               2,720   2,742,214
#   3.150%, 03/14/21                                               1,600   1,620,962
    2.300%, 01/14/22                                               3,330   3,229,158
Hyatt Hotels Corp.
    3.375%, 07/15/23                                               1,959   1,955,256
Illinois Tool Works, Inc.
    1.950%, 03/01/19                                                 314     316,901
    3.500%, 03/01/24                                               6,474   6,747,449
Indiana Michigan Power Co.
    7.000%, 03/15/19                                                 264     290,663
Intel Corp.
    2.450%, 07/29/20                                               1,209   1,227,839
    2.700%, 12/15/22                                               1,942   1,955,241
Intercontinental Exchange, Inc.
    2.500%, 10/15/18                                               1,682   1,703,361
International Business Machines Corp.
#   1.950%, 02/12/19                                               1,266   1,275,435
#   2.250%, 02/19/21                                              20,000  19,982,340
    3.375%, 08/01/23                                               4,409   4,531,420
#   3.625%, 02/12/24                                               9,712  10,029,165
    3.300%, 01/27/27                                              23,810  23,654,714
International Paper Co.
    3.650%, 06/15/24                                               7,942   8,065,307
    3.800%, 01/15/26                                               1,062   1,076,169
Interpublic Group of Cos., Inc. (The)
    4.200%, 04/15/24                                               3,949   4,056,583
ITC Holdings Corp.
    3.650%, 06/15/24                                               9,827   9,890,463
Janus Capital Group, Inc.
    4.875%, 08/01/25                                               9,152   9,565,652
Jefferies Group LLC
    5.125%, 04/13/18                                                 184     190,373
JM Smucker Co. (The)
    3.500%, 03/15/25                                               5,000   5,040,105

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
UNITED STATES -- (Continued)
John Deere Capital Corp.
    2.050%, 03/10/20                                             $ 3,491 $ 3,476,959
    2.550%, 01/08/21                                              13,661  13,786,463
    3.350%, 06/12/24                                               6,267   6,423,575
Johnson & Johnson
#   1.650%, 03/01/21                                               1,500   1,477,537
#   3.375%, 12/05/23                                               6,474   6,805,773
    2.450%, 03/01/26                                               3,250   3,105,138
JPMorgan Chase & Co.
    2.000%, 08/15/17                                                 172     172,611
    2.350%, 01/28/19                                               2,126   2,146,673
    6.300%, 04/23/19                                                 232     253,182
    2.250%, 01/23/20                                                 796     797,169
    4.350%, 08/15/21                                               2,719   2,908,550
    3.625%, 05/13/24                                              12,273  12,475,271
    3.900%, 07/15/25                                              11,150  11,450,125
Juniper Networks, Inc.
    3.300%, 06/15/20                                               3,000   3,063,096
    4.600%, 03/15/21                                               2,590   2,762,473
    4.500%, 03/15/24                                               4,273   4,476,121
Kellogg Co.
    3.250%, 04/01/26                                               4,100   3,997,578
KeyBank NA
    2.500%, 12/15/19                                                 528     532,551
KeyCorp
    2.900%, 09/15/20                                               5,241   5,315,433
    5.100%, 03/24/21                                               4,532   4,953,757
Kimberly-Clark Corp.
    1.900%, 05/22/19                                                 497     500,211
    2.400%, 06/01/23                                               1,942   1,907,215
KLA-Tencor Corp.
    3.375%, 11/01/19                                                 324     333,505
    4.650%, 11/01/24                                               2,850   3,016,899
Kohl's Corp.
    3.250%, 02/01/23                                               1,295   1,219,097
    4.750%, 12/15/23                                               6,474   6,590,920
#   4.250%, 07/17/25                                               6,350   5,982,900
Kraft Heinz Foods Co.
#   3.500%, 06/06/22                                               9,255   9,432,650
Kroger Co. (The)
    2.300%, 01/15/19                                               1,617   1,629,896
#   3.300%, 01/15/21                                               2,000   2,050,252
    3.850%, 08/01/23                                               7,111   7,411,511
L3 Technologies, Inc.
    4.750%, 07/15/20                                                 550     585,870
    3.950%, 05/28/24                                               2,498   2,559,736
Laboratory Corp. of America Holdings
    2.200%, 08/23/17                                               2,242   2,251,161
    2.625%, 02/01/20                                               2,193   2,201,910

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
UNITED STATES -- (Continued)
    4.000%, 11/01/23                                             $ 3,885 $ 4,011,002
Lam Research Corp.
    2.750%, 03/15/20                                               1,058   1,060,181
Legg Mason, Inc.
    2.700%, 07/15/19                                                 529     532,848
#   3.950%, 07/15/24                                               4,791   4,816,138
Liberty Mutual Group, Inc.
##  5.000%, 06/01/21                                               6,743   7,319,237
Lincoln National Corp.
    6.250%, 02/15/20                                                 117     129,345
Lockheed Martin Corp.
    4.250%, 11/15/19                                               5,000   5,322,305
    2.500%, 11/23/20                                               8,600   8,669,015
    2.900%, 03/01/25                                               4,532   4,419,643
    3.550%, 01/15/26                                               4,856   4,919,997
Loews Corp.
    2.625%, 05/15/23                                               3,805   3,726,503
    3.750%, 04/01/26                                               2,000   2,030,744
Lowe's Cos., Inc.
    3.120%, 04/15/22                                               1,295   1,326,656
    3.375%, 09/15/25                                               5,244   5,324,946
Macy's Retail Holdings, Inc.
#   3.875%, 01/15/22                                               7,879   7,935,689
    2.875%, 02/15/23                                               5,674   5,274,494
#   3.625%, 06/01/24                                               3,237   3,036,659
Magellan Midstream Partners L.P.
    4.250%, 02/01/21                                               1,534   1,627,408
Manufacturers & Traders Trust Co.
    2.250%, 07/25/19                                                 477     481,047
    2.100%, 02/06/20                                               2,233   2,232,317
    2.900%, 02/06/25                                               8,028   7,848,992
Marathon Petroleum Corp.
    3.625%, 09/15/24                                               8,287   8,126,091
Markel Corp.
    3.625%, 03/30/23                                               1,295   1,303,436
Marriott International, Inc.
    6.750%, 05/15/18                                                 504     534,950
    3.000%, 03/01/19                                                 575     585,171
    2.875%, 03/01/21                                               1,021   1,029,480
Marsh & McLennan Cos., Inc.
    2.300%, 04/01/17                                                 892     893,105
    2.350%, 09/10/19                                                 529     532,160
    3.500%, 06/03/24                                               8,417   8,551,453
MasterCard, Inc.
#   2.000%, 04/01/19                                               4,353   4,386,435
    3.375%, 04/01/24                                               1,808   1,860,944
Mattel, Inc.
    1.700%, 03/15/18                                                 578     577,698
#   2.350%, 05/06/19                                               2,372   2,381,291
McDonald's Corp.
    2.100%, 12/07/18                                               2,576   2,594,029

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
UNITED STATES -- (Continued)
    2.200%, 05/26/20                                             $   811 $   812,429
    3.500%, 07/15/20                                               4,972   5,183,603
    2.625%, 01/15/22                                               1,878   1,870,501
McKesson Corp.
    1.400%, 03/15/18                                               1,068   1,063,692
#   2.284%, 03/15/19                                              15,900  15,956,111
#   3.796%, 03/15/24                                               4,399   4,506,089
Mead Johnson Nutrition Co.
#   4.125%, 11/15/25                                               6,000   6,144,546
Merck & Co., Inc.
    2.800%, 05/18/23                                              13,920  14,019,779
    2.750%, 02/10/25                                              11,745  11,554,825
MetLife, Inc.
    3.600%, 04/10/24                                              16,329  16,753,734
Microsoft Corp.
#   1.625%, 12/06/18                                                 973     977,124
    1.850%, 02/12/20                                               2,560   2,558,318
    3.000%, 10/01/20                                               5,000   5,169,640
    2.000%, 11/03/20                                               8,700   8,688,760
#   3.625%, 12/15/23                                               9,398   9,814,266
    2.700%, 02/12/25                                               1,942   1,885,653
    3.125%, 11/03/25                                               3,145   3,129,137
    2.400%, 08/08/26                                               4,500   4,190,800
    3.300%, 02/06/27                                              10,000  10,009,330
Mobil Corp.
    8.625%, 08/15/21                                               1,303   1,643,918
Molson Coors Brewing Co.
    2.000%, 05/01/17                                                  97      97,205
#   3.500%, 05/01/22                                               5,180   5,344,812
Monsanto Co.
    1.850%, 11/15/18                                               2,959   2,953,461
    2.125%, 07/15/19                                                 264     263,968
    5.500%, 08/15/25                                               2,266   2,530,426
Morgan Stanley
    7.300%, 05/13/19                                                 635     705,317
    2.500%, 04/21/21                                               2,500   2,468,227
#   5.500%, 07/28/21                                               5,387   5,969,916
    3.875%, 04/29/24                                              12,122  12,377,447
#   3.875%, 01/27/26                                              15,600  15,695,940
Mosaic Co. (The)
#   4.250%, 11/15/23                                               4,011   4,118,599
Motorola Solutions, Inc.
    3.750%, 05/15/22                                               3,237   3,286,927
    3.500%, 03/01/23                                               3,237   3,198,596
Nasdaq, Inc.
    4.250%, 06/01/24                                               2,849   2,927,951
National Oilwell Varco, Inc.
    2.600%, 12/01/22                                               9,831   9,240,570
NetApp, Inc.
    2.000%, 12/15/17                                                 982     985,370
#   3.250%, 12/15/22                                               1,101   1,088,450

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
UNITED STATES -- (Continued)
Newell Brands, Inc.
    6.250%, 04/15/18                                             $ 1,277 $ 1,343,304
    4.000%, 06/15/22                                               6,559   6,813,417
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19                                               1,109   1,116,578
    4.500%, 06/01/21                                                 838     897,492
NIKE, Inc.
#   2.375%, 11/01/26                                               8,800   8,266,174
NiSource Finance Corp.
    5.450%, 09/15/20                                                 895     982,009
    6.125%, 03/01/22                                               4,544   5,218,007
    3.850%, 02/15/23                                               2,362   2,431,327
Noble Energy, Inc.
#   4.150%, 12/15/21                                               1,737   1,822,714
#   3.900%, 11/15/24                                               1,574   1,596,278
Nordstrom, Inc.
    4.750%, 05/01/20                                               1,353   1,440,776
#   4.000%, 10/15/21                                                 971   1,004,714
Norfolk Southern Corp.
    2.903%, 02/15/23                                               4,532   4,510,555
Northern Trust Corp.
    3.375%, 08/23/21                                               1,942   2,024,479
Nucor Corp.
    5.750%, 12/01/17                                                 236     243,814
    4.000%, 08/01/23                                               2,466   2,598,237
O'Reilly Automotive, Inc.
    3.800%, 09/01/22                                                 730     754,817
Occidental Petroleum Corp.
#   2.700%, 02/15/23                                               4,000   3,962,412
    3.400%, 04/15/26                                               1,900   1,899,677
Ohio Power Co.
    5.375%, 10/01/21                                               2,335   2,606,264
Omnicom Group, Inc.
    4.450%, 08/15/20                                               4,000   4,255,568
    3.650%, 11/01/24                                               3,295   3,327,403
ONE Gas, Inc.
    2.070%, 02/01/19                                                 497     498,494
Oracle Corp.
    1.200%, 10/15/17                                                 501     501,184
    2.500%, 10/15/22                                               1,942   1,918,758
    2.950%, 05/15/25                                              16,683  16,206,634
    2.650%, 07/15/26                                               9,650   9,085,533
PACCAR Financial Corp.
    1.600%, 03/15/17                                                  45      45,031
    1.750%, 08/14/18                                               1,185   1,188,997
Pacific Gas & Electric Co.
    3.850%, 11/15/23                                               3,237   3,410,163
#   3.750%, 02/15/24                                               6,578   6,859,223
    3.500%, 06/15/25                                               4,338   4,424,513

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
UNITED STATES -- (Continued)
Packaging Corp. of America
    4.500%, 11/01/23                                             $ 3,933 $ 4,164,319
Parker-Hannifin Corp.
    3.300%, 11/21/24                                               6,164   6,263,247
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
##  3.050%, 01/09/20                                               4,721   4,788,742
PepsiCo, Inc.
    5.000%, 06/01/18                                                 920     964,273
    4.500%, 01/15/20                                                 206     221,683
    2.150%, 10/14/20                                              10,588  10,629,960
    2.750%, 03/05/22                                               5,343   5,400,891
#   2.750%, 03/01/23                                               4,532   4,562,863
    3.500%, 07/17/25                                               6,474   6,686,393
Pfizer, Inc.
    2.100%, 05/15/19                                               1,058   1,069,731
    3.000%, 06/15/23                                               1,942   1,986,243
    3.400%, 05/15/24                                               6,474   6,697,418
#   3.000%, 12/15/26                                               4,500   4,419,792
PG&E Corp.
    2.400%, 03/01/19                                                 173     174,170
Philip Morris International, Inc.
    5.650%, 05/16/18                                               3,970   4,172,260
    3.250%, 11/10/24                                               5,916   5,923,253
Phillips 66
    4.300%, 04/01/22                                               7,284   7,819,185
Phillips 66 Partners L.P.
    3.550%, 10/01/26                                              16,740  16,257,218
Pitney Bowes, Inc.
#   4.625%, 03/15/24                                               6,114   6,037,208
PNC Bank NA
    2.400%, 10/18/19                                                 846     853,111
#   2.600%, 07/21/20                                                 635     641,629
    3.300%, 10/30/24                                               3,788   3,815,065
#   2.950%, 02/23/25                                               8,093   7,942,608
PNC Financial Services Group, Inc. (The)
    4.375%, 08/11/20                                               3,800   4,044,800
    3.300%, 03/08/22                                               4,304   4,421,430
PPL Capital Funding, Inc.
    3.400%, 06/01/23                                               4,914   4,952,678
Praxair, Inc.
    2.200%, 08/15/22                                                 809     792,382
Precision Castparts Corp.
    2.500%, 01/15/23                                               7,860   7,755,690
Priceline Group, Inc. (The)
    3.600%, 06/01/26                                               2,650   2,641,957
Principal Financial Group, Inc.
    3.125%, 05/15/23                                               8,378   8,363,096
#   3.100%, 11/15/26                                               4,600   4,429,349
Private Export Funding Corp.
    4.300%, 12/15/21                                                 911     999,304

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
UNITED STATES -- (Continued)
Procter & Gamble Co. (The)
    1.850%, 02/02/21                                             $ 1,533 $ 1,524,728
Progress Energy, Inc.
    4.875%, 12/01/19                                                 553     593,415
    4.400%, 01/15/21                                               2,300   2,436,592
    3.150%, 04/01/22                                               1,500   1,518,307
Progressive Corp. (The)
#   3.750%, 08/23/21                                               4,403   4,656,600
Prudential Financial, Inc.
    2.350%, 08/15/19                                               1,587   1,599,044
    5.375%, 06/21/20                                                 201     220,558
    4.500%, 11/15/20                                               1,361   1,463,355
#   3.500%, 05/15/24                                               9,712   9,887,981
PSEG Power LLC
    2.450%, 11/15/18                                                 529     533,335
#   5.125%, 04/15/20                                               2,269   2,425,586
#   4.300%, 11/15/23                                               5,883   6,107,531
Puget Energy, Inc.
    6.000%, 09/01/21                                               7,992   8,946,876
QUALCOMM, Inc.
    1.400%, 05/18/18                                               1,000     998,977
    2.250%, 05/20/20                                                 543     543,926
    3.000%, 05/20/22                                               1,000   1,004,936
    3.450%, 05/20/25                                               9,374   9,387,780
Quest Diagnostics, Inc.
#   4.700%, 04/01/21                                               3,885   4,167,237
    3.500%, 03/30/25                                                 388     385,327
Raytheon Co.
    6.750%, 03/15/18                                                 402     426,159
#   3.125%, 10/15/20                                               4,050   4,202,620
    2.500%, 12/15/22                                               1,424   1,417,215
Reinsurance Group of America, Inc.
    5.000%, 06/01/21                                                 971   1,059,383
    4.700%, 09/15/23                                               3,885   4,148,147
    3.950%, 09/15/26                                               9,600   9,599,146
Republic Services, Inc.
    3.800%, 05/15/18                                                 533     546,980
    5.500%, 09/15/19                                                 631     685,818
    3.550%, 06/01/22                                               4,540   4,719,630
Reynolds American, Inc.
    2.300%, 08/21/17                                               1,307   1,312,347
    6.875%, 05/01/20                                               4,095   4,649,897
Rockwell Automation, Inc.
    2.875%, 03/01/25                                               5,805   5,699,041
Roper Technologies, Inc.
    2.050%, 10/01/18                                                 185     185,828
    3.000%, 12/15/20                                               1,300   1,322,161
Ryder System, Inc.
    2.500%, 03/01/18                                                 343     345,332
    2.450%, 09/03/19                                               1,166   1,172,928

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
UNITED STATES -- (Continued)
SCANA Corp.
    4.125%, 02/01/22                                             $ 1,965 $ 1,988,051
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19                                               2,350   2,380,343
    2.800%, 06/15/20                                                 550     554,847
    3.500%, 06/15/22                                               7,784   7,922,119
    3.900%, 11/15/24                                               5,439   5,527,183
Sempra Energy
    2.850%, 11/15/20                                               5,400   5,481,616
#   4.050%, 12/01/23                                               4,254   4,468,010
#   3.550%, 06/15/24                                               6,604   6,701,759
Sherwin Williams Co. (The)
#   3.450%, 08/01/25                                               4,597   4,634,682
Southern Co. (The)
    2.750%, 06/15/20                                               1,146   1,159,873
Southern Power Co.
    4.150%, 12/01/25                                               1,450   1,500,405
Southwest Airlines Co.
    2.750%, 11/06/19                                               7,120   7,242,322
    2.650%, 11/05/20                                               5,200   5,236,852
Spectra Energy Capital LLC
    3.300%, 03/15/23                                               5,652   5,542,436
Spectra Energy Partners L.P.
    4.750%, 03/15/24                                               1,937   2,064,981
St Jude Medical LLC
    2.800%, 09/15/20                                                 132     132,679
    3.250%, 04/15/23                                               3,237   3,214,341
StanCorp Financial Group, Inc.
    5.000%, 08/15/22                                               3,237   3,372,300
Staples, Inc.
#   4.375%, 01/12/23                                               1,079   1,105,277
Starbucks Corp.
    3.850%, 10/01/23                                               1,245   1,333,416
State Street Corp.
    4.375%, 03/07/21                                               2,120   2,284,406
    1.950%, 05/19/21                                               2,384   2,335,428
    3.300%, 12/16/24                                              14,110  14,273,493
    3.550%, 08/18/25                                               8,350   8,528,097
Stryker Corp.
#   2.625%, 03/15/21                                               1,600   1,607,226
    3.375%, 05/15/24                                                 518     521,473
    3.375%, 11/01/25                                               9,398   9,393,715
SunTrust Bank
    2.750%, 05/01/23                                               3,172   3,108,259
SunTrust Banks, Inc.
    2.500%, 05/01/19                                                 952     960,835
    2.900%, 03/03/21                                               5,500   5,561,979
Symantec Corp.
    2.750%, 06/15/17                                                 491     492,396
    4.200%, 09/15/20                                               3,000   3,099,318

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
UNITED STATES -- (Continued)
Sysco Corp.
    2.600%, 10/01/20                                             $ 3,000 $ 3,023,175
Target Corp.
    2.300%, 06/26/19                                               1,006   1,020,885
#   2.900%, 01/15/22                                               6,351   6,486,289
    2.500%, 04/15/26                                               3,500   3,295,064
TD Ameritrade Holding Corp.
    5.600%, 12/01/19                                                 212     232,265
    2.950%, 04/01/22                                               4,206   4,254,066
    3.625%, 04/01/25                                               7,444   7,568,747
Tech Data Corp.
    3.750%, 09/21/17                                                 491     497,172
Texas Instruments, Inc.
#   2.250%, 05/01/23                                                 665     643,304
Thermo Fisher Scientific, Inc.
    1.850%, 01/15/18                                                 915     917,890
    2.400%, 02/01/19                                               1,000   1,010,275
TIAA Asset Management Finance Co. LLC
##  2.950%, 11/01/19                                               1,132   1,151,715
### 4.125%, 11/01/24                                               2,780   2,826,587
Time Warner, Inc.
#   4.750%, 03/29/21                                               2,482   2,656,410
#   4.000%, 01/15/22                                               1,165   1,210,448
    3.550%, 06/01/24                                               4,532   4,478,033
    3.600%, 07/15/25                                               8,500   8,331,827
TJX Cos., Inc. (The)
    2.750%, 06/15/21                                               3,480   3,535,736
Toyota Motor Credit Corp.
    3.200%, 01/11/27                                              24,291  24,182,881
Travelers Cos., Inc. (The)
    3.900%, 11/01/20                                               6,000   6,365,778
Tyson Foods, Inc.
    2.650%, 08/15/19                                               2,153   2,181,848
    4.500%, 06/15/22                                               8,092   8,608,593
U.S. Bancorp
#   2.350%, 01/29/21                                                 815     815,380
U.S. Bank NA
    2.125%, 10/28/19                                                 508     510,904
    2.800%, 01/27/25                                               4,000   3,908,072
Union Pacific Corp.
    2.250%, 02/15/19                                                 436     440,022
    1.800%, 02/01/20                                                 846     840,267
    2.750%, 04/15/23                                                 647     644,939
    3.250%, 01/15/25                                               9,626   9,776,868
United Technologies Corp.
    1.800%, 06/01/17                                                 262     262,597
    3.100%, 06/01/22                                               1,900   1,947,855
    7.500%, 09/15/29                                                 622     864,533
UnitedHealth Group, Inc.
    6.000%, 06/15/17                                                 169     172,030

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
UNITED STATES -- (Continued)
    1.400%, 10/15/17                                             $   609 $   609,373
    1.625%, 03/15/19                                               9,222   9,188,413
    2.300%, 12/15/19                                                 969     977,854
    2.750%, 02/15/23                                               8,773   8,707,694
    2.875%, 03/15/23                                               5,827   5,838,765
#   3.750%, 07/15/25                                               6,867   7,132,485
Unum Group
    4.000%, 03/15/24                                               5,110   5,140,767
    3.875%, 11/05/25                                               2,000   1,952,440
Valero Energy Corp.
    9.375%, 03/15/19                                                 593     680,994
Verizon Communications, Inc.
#   2.550%, 06/17/19                                                 317     323,510
    4.500%, 09/15/20                                               3,100   3,305,945
    4.600%, 04/01/21                                               2,622   2,809,824
    5.150%, 09/15/23                                              13,026  14,381,968
    3.500%, 11/01/24                                               1,200   1,191,956
#   2.625%, 08/15/26                                               2,050   1,859,403
Viacom, Inc.
    2.200%, 04/01/19                                               2,730   2,723,571
    2.750%, 12/15/19                                               2,193   2,198,195
    4.500%, 03/01/21                                               1,878   1,963,618
    4.250%, 09/01/23                                                 647     650,096
#   3.875%, 04/01/24                                               7,996   7,752,666
Visa, Inc.
#   3.150%, 12/14/25                                              14,725  14,688,615
Wal-Mart Stores, Inc.
    2.550%, 04/11/23                                               6,827   6,784,632
    3.300%, 04/22/24                                               6,782   6,964,802
    7.550%, 02/15/30                                               2,180   3,129,148
Walgreen Co.
    5.250%, 01/15/19                                                  72      76,269
    3.100%, 09/15/22                                               8,562   8,554,662
Walgreens Boots Alliance, Inc.
    3.300%, 11/18/21                                              12,978  13,244,296
    3.450%, 06/01/26                                               3,000   2,924,619
Walt Disney Co. (The)
    1.125%, 02/15/17                                                 594     594,074
    2.150%, 09/17/20                                               1,058   1,063,826
    3.150%, 09/17/25                                               6,474   6,562,849
Waste Management, Inc.
    4.600%, 03/01/21                                               1,852   1,998,582
#   3.500%, 05/15/24                                               5,000   5,140,880
    3.125%, 03/01/25                                               3,500   3,510,622
WEC Energy Group, Inc.
    2.450%, 06/15/20                                               1,677   1,681,644
Wells Fargo & Co.
    2.100%, 05/08/17                                                 758     759,771
#   2.125%, 04/22/19                                               1,587   1,593,334
    2.600%, 07/22/20                                               4,500   4,527,333
    3.500%, 03/08/22                                               8,870   9,105,188

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)      VALUE+
                                                                 ------- --------------
UNITED STATES -- (Continued)
    3.000%, 02/19/25                                             $16,454 $   15,834,523
    3.000%, 04/22/26                                               1,203      1,145,700
Western Union Co. (The)
    5.253%, 04/01/20                                               2,310      2,450,369
Whirlpool Corp.
    4.700%, 06/01/22                                               1,942      2,114,139
#   3.700%, 05/01/25                                              12,588     12,723,636
Wisconsin Electric Power Co.
#   3.100%, 06/01/25                                               3,237      3,206,533
Wm Wrigley Jr Co.
##  2.900%, 10/21/19                                                 176        179,028
Wyndham Worldwide Corp.
    3.900%, 03/01/23                                               7,629      7,729,062
Xerox Corp.
    2.750%, 03/15/19                                               1,643      1,644,636
    5.625%, 12/15/19                                                 635        683,515
    4.500%, 05/15/21                                               2,237      2,319,834
#   3.800%, 05/15/24                                               4,340      4,220,780
Xilinx, Inc.
    2.125%, 03/15/19                                               5,016      5,028,114
    3.000%, 03/15/21                                                 989      1,003,726
Zimmer Biomet Holdings, Inc.
    2.700%, 04/01/20                                               1,430      1,437,715
    3.550%, 04/01/25                                               5,700      5,564,363
Zoetis, Inc.
#   3.250%, 02/01/23                                               4,532      4,543,806
                                                                         --------------
TOTAL UNITED STATES                                                       2,719,112,439
                                                                         --------------
TOTAL BONDS                                                               3,733,284,646
                                                                         --------------
AGENCY OBLIGATIONS -- (13.2%)
Federal Farm Credit Bank
    5.100%, 09/03/19                                               2,695      2,945,775
    5.320%, 09/03/19                                               6,379      7,002,407
    5.150%, 11/15/19                                               3,354      3,655,961
    4.670%, 05/07/20                                               1,677      1,840,964
    5.350%, 08/07/20                                               2,007      2,239,860
    3.650%, 12/21/20                                              13,178     14,032,224
    5.250%, 03/02/21                                               1,827      2,060,204
    5.220%, 02/22/22                                               1,497      1,721,677
    5.210%, 12/19/22                                               6,349      7,342,263
    4.800%, 02/13/23                                                 583        662,884
    5.250%, 03/06/23                                               1,797      2,092,087
    5.220%, 05/15/23                                              14,406     16,831,639
    2.630%, 08/03/26                                               5,827      5,701,032
    5.770%, 01/05/27                                               1,942      2,413,914
Federal Home Loan Bank
    4.875%, 05/17/17                                               1,620      1,640,543
    5.000%, 11/17/17                                               9,620      9,940,587
    0.750%, 12/08/17                                               3,600      3,597,631
    3.125%, 12/08/17                                               5,990      6,108,153

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)      VALUE+
                                                                 ------- --------------
    1.375%, 03/09/18                                             $11,185 $   11,235,165
    1.250%, 06/08/18                                               9,375      9,398,503
    4.750%, 06/08/18                                               3,170      3,327,952
    2.000%, 09/14/18                                              14,660     14,849,451
    1.750%, 12/14/18                                              24,920     25,136,480
    1.500%, 03/08/19                                              11,350     11,383,948
    1.875%, 03/08/19                                              16,720     16,913,651
    5.375%, 05/15/19                                              16,985     18,506,346
    1.625%, 06/14/19                                              16,120     16,208,370
    5.125%, 08/15/19                                               1,585      1,727,469
    1.375%, 09/13/19                                               1,495      1,491,816
    4.500%, 09/13/19                                              11,070     11,926,552
    4.125%, 12/13/19                                               7,785      8,343,480
#   1.875%, 03/13/20                                              37,695     38,023,851
#   4.125%, 03/13/20                                              44,635     48,035,562
    3.000%, 03/18/20                                               5,415      5,644,975
    3.375%, 06/12/20                                               8,535      9,024,448
    2.875%, 09/11/20                                               4,405      4,588,120
    4.625%, 09/11/20                                               7,680      8,468,229
    3.125%, 12/11/20                                               1,795      1,885,394
    5.250%, 12/11/20                                               2,260      2,544,765
    1.750%, 03/12/21                                              12,110     12,064,745
    5.000%, 03/12/21                                               1,555      1,739,905
    2.250%, 06/11/21                                              20,965     21,246,078
    3.625%, 06/11/21                                               3,005      3,212,309
    5.625%, 06/11/21                                              11,075     12,786,431
    2.375%, 09/10/21                                              11,785     12,004,955
#   3.000%, 09/10/21                                               9,355      9,770,540
    2.625%, 12/10/21                                              32,225     33,135,485
    5.000%, 12/10/21                                              13,625     15,512,907
    2.250%, 03/11/22                                               2,995      3,026,804
    2.500%, 03/11/22                                               3,295      3,363,714
    5.250%, 06/10/22                                               2,470      2,834,868
    5.750%, 06/10/22                                               5,840      6,879,415
    2.000%, 09/09/22                                               4,860      4,824,546
    5.375%, 09/30/22                                              18,980     22,214,989
    5.250%, 12/09/22                                               4,490      5,246,709
    4.750%, 03/10/23                                              14,735     16,790,415
    3.250%, 06/09/23                                              10,480     11,055,205
    5.375%, 08/15/24                                               3,855      4,642,199
    5.365%, 09/09/24                                                 600        716,470
    4.375%, 03/13/26                                               6,020      6,811,383
    5.750%, 06/12/26                                              11,915     14,690,778
Federal Home Loan Mortgage Corp.
    1.000%, 07/28/17                                                 589        589,988
    1.000%, 09/29/17                                                  90         90,171
    1.750%, 05/30/19                                                 529        533,546
Federal Home Loan Mortgage Corporation
    1.250%, 05/12/17                                                 491        491,968
    6.750%, 09/15/29                                              17,421     24,191,654

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                                     FACE
                                                                    AMOUNT^
                                                                     (000)        VALUE+
                                                                  ----------- --------------
Federal National Mortgage Association
     1.875%, 09/18/18                                             $     1,499 $    1,516,281
     1.875%, 02/19/19                                                   1,058      1,070,620
#    1.500%, 06/22/20                                                   4,549      4,531,568
     1.250%, 05/06/21                                                   5,000      4,873,390
     6.250%, 05/15/29                                                  33,322     44,357,947
     7.125%, 01/15/30                                                   6,474      9,280,887
     6.625%, 11/15/30                                                  19,500     27,337,713
Tennessee Valley Authority
     6.250%, 12/15/17                                                   5,255      5,497,261
     4.500%, 04/01/18                                                  14,469     15,043,043
     1.750%, 10/15/18                                                   3,237      3,267,023
     3.875%, 02/15/21                                                  31,741     34,173,852
#    1.875%, 08/15/22                                                  38,243     37,782,631
     2.875%, 09/15/24                                                  55,925     57,013,972
     6.750%, 11/01/25                                                  25,623     33,397,351
     7.125%, 05/01/30                                                     500        711,491
                                                                              --------------
TOTAL AGENCY OBLIGATIONS                                                         890,817,539
                                                                              --------------
U.S. TREASURY OBLIGATIONS -- (27.0%)
U.S. Treasury Bonds
     8.750%, 08/15/20                                                  25,517     31,740,252
     8.125%, 05/15/21                                                  37,017     46,585,169
     8.125%, 08/15/21                                                  35,789     45,503,999
#    7.250%, 08/15/22                                                  28,959     36,857,486
     6.250%, 08/15/23                                                  51,741     64,670,071
     7.500%, 11/15/24                                                  49,948     68,594,038
#    6.875%, 08/15/25                                                  40,371     54,490,728
     6.000%, 02/15/26                                                  44,667     57,666,328
     6.750%, 08/15/26                                                  39,317     53,743,231
     6.625%, 02/15/27                                                  45,173     61,877,516
     6.125%, 11/15/27                                                  29,750     39,904,508
     5.250%, 11/15/28                                                  36,868     46,960,488
     5.250%, 02/15/29                                                  35,850     45,816,203
     6.125%, 08/15/29                                                  45,884     63,365,986
     6.250%, 05/15/30                                                  51,011     72,130,162
     5.375%, 02/15/31                                                  71,000     94,607,500
U.S. Treasury Notes
     1.125%, 04/30/20                                                   5,990      5,910,016
     3.500%, 05/15/20                                                   4,492      4,768,085
     1.875%, 06/30/20                                                  22,462     22,675,007
     2.000%, 07/31/20                                                  23,360     23,660,527
     2.000%, 09/30/20                                                  52,328     52,963,377
     3.625%, 02/15/21                                                  39,500     42,408,504
     3.125%, 05/15/21                                                  49,865     52,547,399
     2.000%, 10/31/21                                                  54,757     54,977,488
     1.500%, 02/28/23                                                  70,300     67,718,654
     1.500%, 03/31/23                                                  58,000     55,795,536
     1.750%, 05/15/23                                                  69,000     67,266,927
     2.750%, 02/15/24                                                  86,412     89,216,814
     2.500%, 05/15/24                                                  53,000     53,799,134

                                                                     FACE
                                                                    AMOUNT^
                                                                     (000)        VALUE+
                                                                  ----------- --------------
     2.250%, 11/15/24                                             $    66,000 $   65,566,908
     2.125%, 05/15/25                                                 110,000    107,812,870
     2.000%, 08/15/25                                                  14,000     13,557,572
     1.625%, 02/15/26                                                  45,000     42,025,770
     1.625%, 05/15/26                                                  57,000     53,121,321
     1.500%, 08/15/26                                                  65,000     59,759,375
                                                                              --------------
TOTAL U.S. TREASURY OBLIGATIONS                                                1,820,064,949
                                                                              --------------
TOTAL INVESTMENT SECURITIES                                                    6,444,167,134
                                                                              --------------

                                                                    SHARES
                                                                  -----------
SECURITIES LENDING COLLATERAL -- (4.4%)
(S)@ DFA Short Term Investment Fund                                25,517,859    295,292,661
                                                                              --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,798,623,926)^^                                                     $6,739,459,795
                                                                              ==============

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                            ---------------------------------------------
                                            LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                            ------- -------------- ------- --------------
Bonds
   Australia                                  --    $  123,149,284   --    $  123,149,284
   Austria                                    --         1,957,429   --         1,957,429
   Belgium                                    --        18,172,637   --        18,172,637
   Canada                                     --       157,496,523   --       157,496,523
   Denmark                                    --        16,753,152   --        16,753,152
   Finland                                    --         2,449,136   --         2,449,136
   France                                     --        68,140,711   --        68,140,711
   Germany                                    --        89,251,681   --        89,251,681
   Ireland                                    --        55,474,672   --        55,474,672
   Italy                                      --         8,266,226   --         8,266,226
   Japan                                      --        94,679,820   --        94,679,820
   Netherlands                                --        97,819,795   --        97,819,795
   Norway                                     --        22,565,517   --        22,565,517
   Spain                                      --        22,898,578   --        22,898,578
   Supranational Organization Obligations     --        21,491,274   --        21,491,274
   Sweden                                     --         7,020,584   --         7,020,584
   Switzerland                                --        57,587,393   --        57,587,393
   United Kingdom                             --       148,997,795   --       148,997,795
   United States                              --     2,719,112,439   --     2,719,112,439
Agency Obligations                            --       890,817,539   --       890,817,539
U.S. Treasury Obligations                     --     1,820,064,949   --     1,820,064,949
Securities Lending Collateral                 --       295,292,661   --       295,292,661
                                              --    --------------   --    --------------
TOTAL                                         --    $6,739,459,795   --    $6,739,459,795
                                              ==    ==============   ==    ==============

                 DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                                                  FACE
                                                                                                AMOUNT^^^
                                                                                                  (000)        VALUE+
                                                                                               ----------- --------------
U.S. TREASURY OBLIGATIONS -- (99.6%)
Treasury Inflation Protected Security
    0.625%, 07/15/21                                                                           $   158,000 $  176,355,516
    0.125%, 01/15/22                                                                               261,500    282,321,925
    0.125%, 07/15/22                                                                               190,500    202,664,642
    0.125%, 01/15/23                                                                               253,300    265,634,366
    0.375%, 07/15/23                                                                               203,000    214,767,824
    0.625%, 01/15/24                                                                               212,000    225,541,072
    0.125%, 07/15/24                                                                               222,000    224,329,362
    0.250%, 01/15/25                                                                               282,000    285,607,923
    2.375%, 01/15/25                                                                               148,000    219,683,462
    0.375%, 07/15/25                                                                               214,000    219,003,884
    0.625%, 01/15/26                                                                               225,000    233,121,072
    2.000%, 01/15/26                                                                               122,800    170,157,247
    2.375%, 01/15/27                                                                               111,500    158,545,008
    1.750%, 01/15/28                                                                               127,700    166,459,515
    3.625%, 04/15/28                                                                               105,500    209,329,887
    2.500%, 01/15/29                                                                               117,500    161,382,856
    3.875%, 04/15/29                                                                               109,745    222,930,012
    3.375%, 04/15/32                                                                                47,000     89,602,917
                                                                                                           --------------
TOTAL U.S. TREASURY OBLIGATIONS                                                                             3,727,438,490
                                                                                                           --------------
TOTAL INVESTMENT SECURITIES                                                                                 3,727,438,490
                                                                                                           --------------

                                                                                                 SHARES
                                                                                               -----------
TEMPORARY CASH INVESTMENTS -- (0.4%)
    State Street Institutional U.S. Government Money Market Fund, 0.420%                        15,612,151     15,612,151
                                                                                                           --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,660,038,530)^^                                                                                  $3,743,050,641
                                                                                                           ==============

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                             -------------------------------------------------
                               LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                             ----------- -------------- ------- --------------
 U.S. Treasury Obligations            -- $3,727,438,490   --    $3,727,438,490
 Temporary Cash Investments  $15,612,151             --   --        15,612,151
                             ----------- --------------   --    --------------
 TOTAL                       $15,612,151 $3,727,438,490   --    $3,743,050,641
                             =========== ==============   ==    ==============

                    DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)     VALUE+
                                                                                     ------- -----------
MUNICIPAL BONDS -- (100.0%)

ALABAMA -- (0.9%)
Alabama State (GO) Series A
    5.000%, 08/01/19                                                                 $ 4,500 $ 4,916,655
    5.000%, 08/01/20                                                                   5,495   6,165,335
    5.000%, 08/01/21                                                                   1,450   1,662,295
    5.000%, 08/01/21                                                                   6,030   6,912,852
                                                                                             -----------
TOTAL ALABAMA                                                                                 19,657,137
                                                                                             -----------
ALASKA -- (0.2%)
Alaska State (GO) Series B
    5.000%, 08/01/20                                                                   3,920   4,374,054
                                                                                             -----------
ARIZONA -- (1.3%)
Arizona State Transportation Board (RB)
    5.000%, 07/01/17                                                                   2,105   2,141,627
    5.000%, 07/01/18                                                                   5,050   5,331,588
City of Phoenix (GO)
    4.000%, 07/01/20                                                                   1,085   1,176,748
    4.000%, 07/01/21                                                                   5,970   6,559,120
Madison Elementary School District No. 38 (GO) Series A
    2.000%, 07/01/20                                                                   1,400   1,423,184
Maricopa County Community College District (GO)
    4.000%, 07/01/18                                                                   2,210   2,302,643
    3.000%, 07/01/20                                                                   6,505   6,852,692
Maricopa County School District No. 3 Tempe Elementary (GO)
    3.000%, 07/01/21                                                                   1,410   1,482,657
                                                                                             -----------
TOTAL ARIZONA                                                                                 27,270,259
                                                                                             -----------
ARKANSAS -- (1.4%)
Arkansas State (GO)
    5.000%, 04/01/18                                                                   6,890   7,204,804
    5.000%, 04/01/19                                                                   7,240   7,826,657
    5.000%, 04/01/21                                                                   4,300   4,891,766
    5.000%, 06/15/21                                                                   8,730   9,976,906
                                                                                             -----------
TOTAL ARKANSAS                                                                                29,900,133
                                                                                             -----------
CALIFORNIA -- (0.3%)
California State (GO) Series B
    5.000%, 09/01/18                                                                   7,000   7,444,010
                                                                                             -----------
COLORADO -- (1.0%)
Board of Water Commissioners City & County of Denver (The) (RB)
  Series B
    5.000%, 09/15/19                                                                   2,060   2,258,234
City & County of Denver (GO) Series A
    5.000%, 08/01/17                                                                   3,110   3,174,626

                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)     VALUE+
                                                                                     ------- -----------
COLORADO -- (Continued)
    5.000%, 08/01/18                                                                 $ 7,745 $ 8,203,427
    5.000%, 08/01/20                                                                   4,920   5,514,828
Denver City & County School District No. 1 (GO) Series B (ETM) (ST AID WITHHLDG)
    4.000%, 12/01/18                                                                     140     147,246
Denver City & County School District No. 1 (GO) Series B (ST AID WITHHLDG)
    4.000%, 12/01/18                                                                   1,045   1,099,873
Weld County School District No. RE-4 (GO) (ST INTERCEPT)
    4.000%, 12/01/22                                                                   1,000   1,114,730
                                                                                             -----------
TOTAL COLORADO                                                                                21,512,964
                                                                                             -----------
CONNECTICUT -- (2.4%)
City of Middletown (GO)
    5.000%, 04/01/21                                                                   1,905   2,163,051
Connecticut State (GO) Series A
    5.000%, 10/15/19                                                                   5,350   5,825,722
Connecticut State (GO) Series B (AMBAC)
    5.250%, 06/01/18                                                                  15,310  16,090,810
Connecticut State (GO) Series C
    5.000%, 06/01/18                                                                   9,980  10,456,246
Connecticut State (GO) Series F
    4.000%, 11/15/17                                                                   6,065   6,213,289
Connecticut State Special Tax Revenue (RB)
    5.000%, 01/01/19                                                                  11,000  11,774,290
                                                                                             -----------
TOTAL CONNECTICUT                                                                             52,523,408
                                                                                             -----------
DELAWARE -- (1.1%)
Delaware State (GO)
    5.000%, 07/01/19                                                                   5,000   5,455,150
Delaware State (GO) Series 2009C
    5.000%, 10/01/17                                                                   1,535   1,577,504
Delaware State (GO) Series A
    4.000%, 08/01/17                                                                   5,100   5,181,651
    5.000%, 08/01/19                                                                   5,745   6,284,398
Delaware State (GO) Series C
    5.000%, 03/01/18                                                                   5,265   5,493,080
                                                                                             -----------
TOTAL DELAWARE                                                                                23,991,783
                                                                                             -----------
DISTRICT OF COLUMBIA -- (0.3%)
District of Columbia (GO) Series B (AGM)
    5.250%, 06/01/18                                                                   2,265   2,390,685

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                          FACE
                                                                         AMOUNT
                                                                         (000)     VALUE+
                                                                         ------- -----------
DISTRICT OF COLUMBIA -- (Continued)
Washington Metropolitan Area Transit Authority (RB) Series A
            4.000%, 07/01/17                                             $ 4,000 $ 4,049,240
                                                                                 -----------
TOTAL DISTRICT OF COLUMBIA                                                         6,439,925
                                                                                 -----------
FLORIDA -- (2.7%)
Florida State Board of Education (GO) Series A
            5.000%, 06/01/17                                                 555     562,587
            5.000%, 06/01/18                                               4,000   4,211,000
            5.000%, 06/01/19                                              19,310  20,989,198
            5.000%, 06/01/19                                              10,100  10,978,296
            5.000%, 06/01/20                                               2,850   3,184,390
            5.000%, 01/01/21                                               2,340   2,651,852
Florida State Board of Education (GO) Series B
            5.000%, 06/01/17                                               9,700   9,832,599
            5.000%, 06/01/19                                               3,500   3,804,360
            5.000%, 06/01/20                                               1,000   1,117,330
Florida's Turnpike Enterprise (RB) Series A
            5.000%, 07/01/17                                               1,275   1,297,185
                                                                                 -----------
TOTAL FLORIDA                                                                     58,628,797
                                                                                 -----------
GEORGIA -- (3.8%)
City of Albany (GO)
            3.000%, 06/01/17                                               2,220   2,236,295
De Kalb County School District (GO) (ST AID WITHHLDG)
            4.000%, 11/01/17                                              10,775  11,029,506
Georgia State (GO) Series A
            5.000%, 07/01/19                                               7,350   8,013,558
Georgia State (GO) Series A-1
            5.000%, 02/01/20                                               4,210   4,668,637
Georgia State (GO) Series C
            5.000%, 07/01/19                                               2,000   2,180,560
Georgia State (GO) Series D
            5.000%, 07/01/17                                               6,025   6,130,618
            5.000%, 02/01/19                                               7,970   8,579,864
Georgia State (GO) Series E-1
            4.500%, 07/01/19                                               6,890   7,430,383
Georgia State (GO) Series I
            5.000%, 07/01/19                                              20,475  22,323,483
Georgia State Road & Tollway Authority (RB) Series A
            5.000%, 06/01/17                                               1,000   1,013,140
Georgia State Road & Tollway Authority (RB) Series B (ST GTD)
            5.000%, 10/01/17                                               8,510   8,739,940
                                                                                 -----------
TOTAL GEORGIA                                                                     82,345,984
                                                                                 -----------

                                                                          FACE
                                                                         AMOUNT
                                                                         (000)     VALUE+
                                                                         ------- -----------
HAWAII -- (1.9%)
City & County of Honolulu (GO) Series B
            5.000%, 11/01/19                                             $ 8,000 $ 8,799,920
City & County of Honolulu (GO) Series B (AGM)
            5.250%, 07/01/17                                               1,175   1,197,102
Hawaii State (GO) Series DR
            5.000%, 06/01/19                                               9,725  10,563,587
Hawaii State (GO) Series EE
            5.000%, 11/01/18                                              11,495  12,277,579
Hawaii State (GO) Series EO
            5.000%, 08/01/22                                               6,000   7,006,980
Maui County (GO)
            5.000%, 06/01/18                                                 500     526,510
                                                                                 -----------
TOTAL HAWAII                                                                      40,371,678
                                                                                 -----------
ILLINOIS -- (0.3%)
Central Lake County Joint Action Water Agency (RB)
            4.000%, 05/01/18                                               6,195   6,410,896
                                                                                 -----------
IOWA -- (0.2%)
State of Iowa (RB) Series A (ETM)
            5.000%, 06/01/18                                               4,785   5,038,079
                                                                                 -----------
KANSAS -- (1.0%)
City of Wichita (GO) Series A
            5.000%, 12/01/19                                               3,960   4,352,674
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
            5.000%, 10/01/17                                               5,635   5,787,652
Kansas State Department of Transportation (RB) Series A
            5.000%, 09/01/17                                               4,000   4,095,680
Kansas State Department of Transportation (RB) Series C
            5.000%, 09/01/19                                               4,975   5,450,759
Sedgwick County Unified School District No. 266 Maize (GO) Series A
            2.000%, 09/01/18                                               1,000   1,013,880
                                                                                 -----------
TOTAL KANSAS                                                                      20,700,645
                                                                                 -----------
KENTUCKY -- (0.4%)
Kentucky State Economic Development Finance Authority (RB) Series A
(currency)  5.000%, 05/01/24
            (Pre-refunded @ $100, 5/1/19)                                  1,000   1,083,420
Louisville & Jefferson County (RB)
(currency)  5.000%, 12/01/35
            (Pre-refunded @ $100, 6/1/22)                                  1,675   1,947,020

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)      VALUE+
                                                                                     ------- ------------
KENTUCKY -- (Continued)
Louisville/Jefferson County Metropolitan Government (GO) Series A
    5.000%, 12/01/19                                                                 $ 4,095 $  4,511,871
                                                                                             ------------
TOTAL KENTUCKY                                                                                  7,542,311
                                                                                             ------------
LOUISIANA -- (0.4%)
Louisiana State (GO) Series A
    5.000%, 02/01/18                                                                   2,000    2,077,740
Louisiana State (GO) Series C
    5.000%, 08/01/21                                                                   5,000    5,676,250
                                                                                             ------------
TOTAL LOUISIANA                                                                                 7,753,990
                                                                                             ------------
MARYLAND -- (6.8%)
Anne Arundel County (GO)
    5.000%, 04/01/21                                                                  12,740   14,504,363
Baltimore County (GO)
    5.000%, 08/01/18                                                                   2,450    2,596,143
Baltimore County (GO) Series B
    5.000%, 08/01/17                                                                   6,550    6,687,484
    5.000%, 08/01/18                                                                   5,000    5,298,250
Charles County (GO)
    5.000%, 03/01/19                                                                   2,450    2,644,677
Maryland State (GO) Series A
    5.000%, 08/01/19                                                                  20,000   21,872,600
Maryland State (GO) Series B
    5.000%, 03/01/19                                                                   6,300    6,803,307
    5.000%, 08/01/19                                                                  11,500   12,576,745
Maryland State (GO) Series C
    5.000%, 11/01/18                                                                   9,305    9,943,602
    5.000%, 08/01/19                                                                   2,000    2,187,260
Montgomery County (GO) Series B
    5.000%, 12/01/21                                                                   4,000    4,627,320
Prince George's County (GO) Series B
    5.000%, 09/15/18                                                                  16,190   17,228,427
    4.000%, 03/01/19                                                                   9,575   10,139,733
    4.000%, 03/01/20                                                                   9,780   10,574,038
Prince George's County (GO) Series C
    5.000%, 08/01/18                                                                  10,075   10,675,974
Talbot County (GO)
    2.000%, 12/15/21                                                                   1,330    1,344,816
Washington Suburban Sanitary Commission (GO)
    5.000%, 06/01/18                                                                   2,350    2,474,292
Washington Suburban Sanitary Commission (GO) Series A
    4.000%, 06/01/18                                                                   5,000    5,198,650
                                                                                             ------------
TOTAL MARYLAND                                                                                147,377,681
                                                                                             ------------

                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)      VALUE+
                                                                                     ------- ------------
MASSACHUSETTS -- (4.1%)
City of Boston (GO) Series A
    5.000%, 03/01/18                                                                 $ 3,960 $  4,132,854
Commonwealth of Massachusetts (GO) Series A
    5.000%, 04/01/17                                                                   5,000    5,034,750
    5.000%, 05/01/21                                                                  10,000   11,394,000
Commonwealth of Massachusetts (GO) Series B
    5.000%, 08/01/18                                                                   3,750    3,971,963
Commonwealth of Massachusetts (GO) Series C
    5.000%, 08/01/20                                                                   8,500    9,530,710
Commonwealth of Massachusetts (GO) Series D (AMBAC)
    5.500%, 10/01/19                                                                   4,220    4,683,187
Commonwealth of Massachusetts (GO) Series E
    5.000%, 12/01/17                                                                  15,000   15,513,450
Commonwealth of Massachusetts (RAN) Series C
    2.000%, 06/26/17                                                                   5,000    5,024,350
Massachusetts Bay Transportation Authority (RB) Series A
    5.250%, 07/01/19                                                                   3,115    3,410,769
Massachusetts Clean Water Trust (The) (RB)
    5.000%, 08/01/20                                                                   5,830    6,553,969
Massachusetts Water Resources Authority (RB) Series J (AGM) (GO OF AUTH)
    5.250%, 08/01/18                                                                  18,000   19,132,020
                                                                                             ------------
TOTAL MASSACHUSETTS                                                                            88,382,022
                                                                                             ------------
MICHIGAN -- (2.1%)
Chippewa Valley Schools (GO) (Q-SBLF)
    5.000%, 05/01/17                                                                   1,000    1,010,250
Michigan Finance Authority (RB) Series A
    5.000%, 07/01/18                                                                  25,260   26,657,383
Michigan State (GO)
    5.000%, 11/01/19                                                                  13,000   14,288,690
Michigan State Trunk Line Revenue (RB)
    5.000%, 11/15/18                                                                   3,600    3,847,860
                                                                                             ------------
TOTAL MICHIGAN                                                                                 45,804,183
                                                                                             ------------
MINNESOTA -- (3.4%)
Bloomington Independent School District No. 271 (GO) Series A (SD CRED PROG)
    5.000%, 02/01/21                                                                   1,290    1,460,667

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                            FACE
                                                                           AMOUNT
                                                                           (000)     VALUE+
                                                                           ------- -----------
MINNESOTA -- (Continued)
City of Minneapolis (GO)
             2.000%, 12/01/18                                              $ 5,085 $ 5,168,496
City of Rochester (GO) Series A
             5.000%, 02/01/18                                                2,590   2,694,636
Lakeville Independent School District No. 194 (GO) Series D (SD CRED PROG)
             5.000%, 02/01/19                                                4,425   4,759,043
Minnesota State (GO) Series A
             5.000%, 08/01/17                                               13,665  13,948,275
Minnesota State (GO) Series B
             5.000%, 08/01/19                                                4,000   4,371,400
             4.000%, 08/01/20                                                8,800   9,587,072
Minnesota State (GO) Series D
             5.000%, 08/01/21                                                7,230   8,298,739
Minnesota State (GO) Series E
             2.000%, 08/01/19                                                  725     739,029
Minnesota State (GO) Series F
             5.000%, 10/01/17                                               12,000  12,329,040
Owatonna Independent School District No. 761 (GO) Series A (SD CRED PROG)
             2.000%, 02/01/18                                                2,855   2,883,750
University of Minnesota (RB) Series A (GO OF UNIV)
             5.000%, 12/01/17                                                6,040   6,245,239
                                                                                   -----------
TOTAL MINNESOTA                                                                     72,485,386
                                                                                   -----------
MISSISSIPPI -- (0.1%)
Mississippi State (GO) Series C
             5.000%, 10/01/18                                                2,800   2,981,608
                                                                                   -----------
MISSOURI -- (0.9%)
Jackson County Reorganized School District No. 7 (GO)
             3.000%, 03/01/21                                                2,375   2,507,668
Missouri State (GO) Series A
             4.000%, 10/01/17                                               11,850  12,096,243
             5.000%, 12/01/20                                                4,515   5,115,043
                                                                                   -----------
TOTAL MISSOURI                                                                      19,718,954
                                                                                   -----------
NEVADA -- (1.0%)
City of Henderson NV (GO)
             5.000%, 06/01/19                                                5,295   5,740,151
Clark County School District (GO) Series B (AMBAC)
             4.500%, 06/15/17                                                5,770   5,847,491
Clark County School District (GO) Series C
(currency)   5.000%, 06/15/26
             (Pre-refunded @ $100, 12/15/17)                                 4,750   4,915,585

                                                                            FACE
                                                                           AMOUNT
                                                                           (000)     VALUE+
                                                                           ------- -----------
NEVADA -- (Continued)
Nevada State (RB)
             5.000%, 12/01/17                                              $ 3,600 $ 3,723,228
Washoe County School District (GO) Series A
             3.000%, 06/01/19                                                1,125   1,167,649
                                                                                   -----------
TOTAL NEVADA                                                                        21,394,104
                                                                                   -----------
NEW HAMPSHIRE -- (0.2%)
City of Dover (GO)
             3.000%, 06/15/17                                                1,000   1,008,030
City of Nashua (GO)
             5.000%, 03/15/17                                                1,400   1,407,028
             4.000%, 07/15/21                                                1,720   1,890,400
                                                                                   -----------
TOTAL NEW HAMPSHIRE                                                                  4,305,458
                                                                                   -----------
NEW JERSEY -- (0.4%)
Monmouth County (GO)
             5.000%, 07/15/20                                                4,540   5,088,568
             5.000%, 07/15/21                                                3,770   4,316,688
                                                                                   -----------
TOTAL NEW JERSEY                                                                     9,405,256
                                                                                   -----------
NEW MEXICO -- (1.7%)
City of Albuquerque (GO) Series A
             5.000%, 07/01/17                                                3,300   3,357,156
             5.000%, 07/01/18                                                4,775   5,043,307
New Mexico State (GO)
             5.000%, 03/01/17                                                4,745   4,760,943
             5.000%, 03/01/19                                                1,500   1,619,835
             5.000%, 03/01/21                                                4,000   4,556,840
New Mexico State Severance Tax Permanent Fund (RB) Series A
             5.000%, 07/01/19                                                6,500   7,073,820
New Mexico State Severance Tax Permanent Fund (RB) Series A-2
             5.000%, 07/01/18                                               10,000  10,560,500
                                                                                   -----------
TOTAL NEW MEXICO                                                                    36,972,401
                                                                                   -----------
NEW YORK -- (7.2%)
Albany County (BAN)
             2.000%, 05/25/17                                                  550     551,820
Brewster Central School District (GO) (ST AID WITHHLDG)
             2.000%, 10/01/19                                                1,160   1,181,158
Churchville-Chili Central School District (GO) (ST AID WITHHLDG)
             3.000%, 06/15/17                                                  695     700,456
City of New York (GO) Series A-1
             5.000%, 08/01/17                                                  875     893,182
City of New York (GO) Series B
             5.000%, 08/01/17                                                4,360   4,450,601

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                             FACE
                                                                            AMOUNT
                                                                            (000)      VALUE+
                                                                            ------- ------------
NEW YORK -- (Continued)
              5.000%, 08/01/17                                              $ 1,100 $  1,122,858
City of New York (GO) Series C
              5.000%, 08/01/18                                                6,265    6,635,825
City of New York (GO) Series E
              5.000%, 08/01/21                                                1,500    1,714,020
City of New York (GO) Series F
              5.000%, 08/01/21                                                1,000    1,142,680
City of New York (GO) Series G
              5.000%, 08/01/17                                                1,250    1,275,975
              5.000%, 08/01/18                                                8,000    8,473,520
              5.000%, 08/01/19                                               15,310   16,699,842
              5.000%, 08/01/21                                                5,915    6,758,952
City of New York (GO) Series H-A
              5.000%, 03/01/19                                               10,105   10,888,340
County of Columbia (GO) Series A (AGM)
              2.000%, 02/01/19                                                  500      507,265
Hilton Central School District (GO) (ST AID WITHHLDG)
              2.000%, 06/15/21                                                  685      696,213
New York State (GO) Series A
              4.000%, 03/01/18                                                  400      413,312
New York State Dormitory Authority (RB) Series A
              5.000%, 02/15/18                                               11,440   11,915,218
(currency)    5.500%, 07/01/25
              (Pre-refunded @ $100, 7/1/20)                                     500      568,045
New York State Dormitory Authority (RB) Series A-GROUP A
              5.000%, 03/15/21                                                1,795    2,043,320
New York State Dormitory Authority (RB) Series B
              5.000%, 02/15/20                                               15,000   16,617,000
              5.000%, 02/15/22                                                4,000    4,627,880
(currency)    5.000%, 07/01/38
              (Pre-refunded @ $100, 7/1/18)                                   5,600    5,911,416
New York State Dormitory Authority (RB) Series C
              5.000%, 03/15/19                                                  700      755,727
New York State Dormitory Authority (RB) Series E
              5.000%, 03/15/21                                                2,000    2,273,260
New York State Thruway Authority (RB) Series B
(currency)    5.000%, 04/01/27
              (Pre-refunded @ $100, 10/1/17)                                  1,000    1,027,020
New York State Thruway Authority Highway & Bridge Trust Fund (RB) Series A
(currency)    5.000%, 04/01/25
              (Pre-refunded @ $100, 4/1/17)                                     900      906,120

                                                                             FACE
                                                                            AMOUNT
                                                                            (000)      VALUE+
                                                                            ------- ------------
NEW YORK -- (Continued)
New York State Urban Development Corp. (RB) Series A
              5.000%, 03/15/17                                              $ 2,195 $  2,206,129
New York State Urban Development Corp. (RB) Series C
              5.000%, 12/15/17                                                5,765    5,969,542
              5.000%, 12/15/18                                                  250      267,963
Town of Brookhaven (GO) Series A
              3.000%, 02/01/19                                                5,080    5,263,744
Town of Hempstead (GO) Series B
              5.000%, 02/01/17                                                5,165    5,165,000
              5.000%, 02/01/18                                                9,915   10,317,549
Triborough Bridge & Tunnel Authority (RB) Series A-1
              5.000%, 11/15/19                                                  500      550,255
Triborough Bridge & Tunnel Authority (RB) Series B
              5.000%, 11/15/17                                                2,800    2,889,600
              4.000%, 11/15/18                                               11,860   12,467,706
Union Free School District Of The Tarrytowns (GO) Series A (ST AID WITHHLDG)
              5.000%, 01/15/18                                                  150      155,702
                                                                                    ------------
TOTAL NEW YORK                                                                       156,004,215
                                                                                    ------------
NORTH CAROLINA -- (4.4%)
City of Charlotte (RB)
              5.000%, 07/01/17                                                2,000    2,034,640
City of Charlotte Water & Sewer System Revenue (RB)
              5.000%, 07/01/19                                               10,555   11,499,989
Davie County (GO)
              5.000%, 05/01/20                                                1,595    1,772,173
North Carolina Medical Care Commission (RB) Series D
(currency)    6.250%, 12/01/33
              (Pre-refunded @ $100, 12/1/18)                                 15,455   16,867,432
North Carolina State (GO) Series A
              5.000%, 03/01/17                                               11,245   11,282,783
              5.000%, 03/01/19                                                5,000    5,398,350
North Carolina State (GO) Series B
              5.000%, 06/01/18                                               29,730   31,310,447
Onslow County (GO)
              4.000%, 12/01/17                                                  525      538,477
Wake County (GO)
              5.000%, 03/01/19                                                7,225    7,799,098
Wake County (GO) Series A
              5.000%, 05/01/17                                                2,675    2,702,874
Wake County (GO) Series B
              5.000%, 05/01/18                                                4,625    4,856,111
                                                                                    ------------
TOTAL NORTH CAROLINA                                                                  96,062,374
                                                                                    ------------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                                          FACE
                                                                                         AMOUNT
                                                                                         (000)      VALUE+
                                                                                         ------- ------------
OHIO -- (4.8%)
City of Columbus (GO) Series 1
                    5.000%, 07/01/20                                                     $10,000 $ 11,209,100
City of Columbus (GO) Series A
                    5.000%, 02/15/17                                                       8,550    8,562,483
                    5.000%, 02/15/19                                                      10,000   10,779,900
                    3.000%, 07/01/21                                                      12,830   13,597,619
Ohio State (GO) Series A
                    3.000%, 05/01/20                                                       5,000    5,256,100
                    5.000%, 05/01/20                                                       7,000    7,801,150
                    5.000%, 09/15/21                                                       2,335    2,682,425
Ohio State (GO) Series B
                    5.000%, 08/01/19                                                       7,270    7,939,349
                    5.000%, 09/01/19                                                       4,215    4,613,570
                    5.000%, 08/01/20                                                      10,000   11,219,900
                    5.000%, 06/15/21                                                       9,500   10,856,885
Ohio State (GO) Series C
                    5.000%, 08/01/17                                                       2,475    2,526,826
                    5.000%, 09/15/18                                                       1,300    1,382,732
Ohio State (GO) Series T
                    5.000%, 04/01/21                                                       2,040    2,320,745
Ohio State Water Development Authority (RB) Series A
                    5.000%, 06/01/21                                                       1,825    2,085,063
                                                                                                 ------------
TOTAL OHIO                                                                                        102,833,847
                                                                                                 ------------
OKLAHOMA -- (0.8%)
Cleveland County Independent School District No. 29 (GO)
                    1.500%, 03/01/17                                                       1,465    1,465,850
Payne County Independent School District No. 16 Stillwater (GO)
                    1.500%, 06/01/17                                                       3,355    3,362,314
Tulsa County Independent School District No. 1 Tulsa (GO) Series B
                    2.000%, 08/01/17                                                       5,800    5,833,408
Tulsa County Independent School District No. 1 Tulsa (GO) Series C
                    1.500%, 07/01/18                                                       6,970    7,015,723
                                                                                                 ------------
TOTAL OKLAHOMA                                                                                     17,677,295
                                                                                                 ------------
OREGON -- (1.3%)
Clackamas County School District No. 12 North Clackamas (GO) Series A (AGM) (SCH BD GTY)
                    5.000%, 06/15/17                                                       3,000    3,045,900
Multnomah County (GO)
                    5.000%, 08/01/19                                                       4,580    4,998,154
Oregon State (GO) Series F
                    3.000%, 05/01/20                                                       6,585    6,928,671
Oregon State (GO) Series I
                    5.000%, 05/01/17                                                       7,565    7,643,827

                                                                                          FACE
                                                                                         AMOUNT
                                                                                         (000)      VALUE+
                                                                                         ------- ------------
OREGON -- (Continued)
Oregon State (GO) Series L
                    5.000%, 11/01/19                                                     $ 4,510 $  4,964,789
                                                                                                 ------------
TOTAL OREGON                                                                                       27,581,341
                                                                                                 ------------
PENNSYLVANIA -- (4.7%)
Commonwealth of Pennsylvania (GO)
                    5.000%, 07/01/18                                                       3,755    3,957,845
Commonwealth of Pennsylvania (GO) Series 1
                    5.000%, 04/01/17                                                       8,000    8,054,560
                    5.000%, 11/15/18                                                      10,645   11,358,321
                    5.000%, 07/01/19                                                       7,655    8,288,911
                    5.000%, 04/01/20                                                       8,500    9,356,800
Commonwealth of Pennsylvania (GO) Series 2
                    5.000%, 10/15/19                                                       2,250    2,455,695
Commonwealth of Pennsylvania (GO) Series A
                    5.000%, 02/15/19                                                       5,010    5,369,267
Council Rock School District (GO) Series C (ST AID WITHHLDG)
                    5.000%, 11/15/17                                                       5,285    5,446,932
Montgomery County Industrial Development Authority (RB) (FHA INS)
(currency)          5.375%, 08/01/38
                    (Pre-refunded @ $100, 8/1/20)                                         10,000   11,336,300
Pennsylvania Economic Development Financing Authority (RB) Series A
                    5.000%, 07/01/17                                                      19,555   19,893,693
                    5.000%, 07/01/19                                                      14,735   16,061,592
                                                                                                 ------------
TOTAL PENNSYLVANIA                                                                                101,579,916
                                                                                                 ------------
RHODE ISLAND -- (0.3%)
Rhode Island State (GO) Series A
                    4.000%, 08/01/17                                                       2,065    2,097,028
                    5.000%, 08/01/19                                                       4,700    5,118,206
                                                                                                 ------------
TOTAL RHODE ISLAND                                                                                  7,215,234
                                                                                                 ------------
SOUTH CAROLINA -- (3.6%)
Aiken County Consolidated School District (GO) Series A
                    5.000%, 03/01/20                                                       3,000    3,328,980
Beaufort County School District (GO) Series D (SCSDE)
                    5.000%, 03/01/17                                                       6,425    6,446,781
Charleston County School District (GO) Series A (SCSDE)
                    5.000%, 02/01/19                                                       7,595    8,168,347

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                            FACE
                                                                           AMOUNT
                                                                           (000)     VALUE+
                                                                           ------- -----------
SOUTH CAROLINA -- (Continued)
Darlington County School District (GO) (SCSDE)
             3.000%, 03/01/19                                              $ 3,000 $ 3,110,460
Dorchester County School District No. 2 (GO) Series A (SCSDE)
             5.000%, 03/01/21                                                1,885   2,140,191
Florence County (GO) (ST AID WITHHLDG)
             4.000%, 06/01/19                                               15,000  15,936,150
             4.000%, 06/01/20                                                2,475   2,675,921
Florence School District One (GO) (SCSDE)
             5.000%, 03/01/19                                                3,730   4,020,753
Lexington & Richland School District No. 5 (GO) Series B (SCSDE)
             5.000%, 03/01/21                                                1,660   1,883,336
Richland County School District No. 2 (GO) Series A (SCSDE)
             5.000%, 02/01/20                                                5,520   6,105,893
             5.000%, 02/01/21                                                7,000   7,926,100
Richland County School District No. 2 (GO) Series C (SCSDE)
             5.000%, 02/01/19                                                5,740   6,169,754
South Carolina State (GO) Series A
             5.000%, 06/01/20                                                8,945   9,997,558
                                                                                   -----------
TOTAL SOUTH CAROLINA                                                                77,910,224
                                                                                   -----------
TENNESSEE -- (4.1%)
City of Chattanooga (GO) Series A
             4.000%, 09/01/18                                                9,160   9,586,123
City of Kingsport (GO) Series B
             3.000%, 04/01/17                                                2,005   2,012,358
City of Memphis (GO) (NATL-RE)
             5.250%, 10/01/18                                                4,000   4,269,000
City of Memphis (GO) Series A
             5.000%, 04/01/17                                                1,230   1,238,266
             5.000%, 04/01/21                                                4,550   5,160,428
City of Memphis (GO) Series D
             5.000%, 07/01/19                                                4,180   4,546,962
Hamilton County (GO) Series A
             5.000%, 05/01/21                                                3,895   4,451,751
Metropolitan Government of Nashville & Davidson County (GO)
             5.000%, 07/01/21                                                9,055  10,344,432
(currency)   5.000%, 01/01/27
             (Pre-refunded @ $100, 1/1/18)                                   4,300   4,456,778
Metropolitan Government of Nashville & Davidson County (GO) Series A
(currency)   5.000%, 07/01/25
             (Pre-refunded @ $100, 7/1/20)                                     525     587,176

                                                                            FACE
                                                                           AMOUNT
                                                                           (000)     VALUE+
                                                                           ------- -----------
TENNESSEE -- (Continued)
Metropolitan Government of Nashville & Davidson County (RB) Series E (ETM)
             4.000%, 10/01/17                                              $ 1,500 $ 1,530,360
Shelby County (GO) Series A
             5.000%, 04/01/17                                               17,400  17,520,060
             5.000%, 04/01/20                                               18,135  20,170,291
             5.000%, 03/01/21                                                2,550   2,898,483
                                                                                   -----------
TOTAL TENNESSEE                                                                     88,772,468
                                                                                   -----------
TEXAS -- (10.7%)
Austin Independent School District (GO)
(currency)   4.500%, 08/01/25
             (Pre-refunded @ $100, 8/1/19)(Pre-refunded @ $100,
               7/1/20)(Pre-refunded @ $100, 7/1/20) (Pre-refunded @
               $100, 08/01/19)                                               3,340   3,604,060
City of Allen (GO)
             5.000%, 08/15/21                                                1,840   2,102,973
City of Dallas (GO)
             5.000%, 02/15/19                                                8,400   8,949,948
             5.000%, 02/15/21                                                1,500   1,655,145
City of El Paso (GO)
             3.000%, 08/15/17                                                  500     505,870
City of Fort Worth Water & Sewer System (RB)
             5.000%, 02/15/18                                               10,690  11,138,659
             5.000%, 02/15/19                                                  830     891,254
City of Frisco (GO) Series A
             5.000%, 02/15/21                                                4,825   5,449,162
City of Houston (GO) Series A
             4.000%, 03/01/18                                                2,000   2,065,020
City of Houston (RN)
             3.000%, 06/30/17                                               30,300  30,572,094
City of Houston Combined Utility System Revenue (RB) (ASSURED GTY)
(currency)   5.375%, 11/15/38
             (Pre-refunded @ $100, 5/15/19)                                 24,400  26,646,752
City of San Antonio (GO)
             5.000%, 02/01/20                                                7,350   8,136,964
City of San Antonio Electric & Gas Systems Revenue (RB) Series D
             5.000%, 02/01/19                                                  700     752,696
City of Waco (GO)
             5.000%, 02/01/20                                                5,765   6,375,110
Comal Independent School District (GO) Series A (PSF-GTD)
             5.000%, 02/01/18                                                3,990   4,151,595

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                         FACE
                                                                        AMOUNT
                                                                        (000)      VALUE+
                                                                        ------- ------------
TEXAS -- (Continued)
Dallas Independent School District (GO) (PSF-GTD)
           5.250%, 02/15/18                                             $ 2,000 $  2,089,280
Houston Higher Education Finance Corp. (RB) Series A
(currency) 6.875%, 05/15/41
           (Pre-refunded @ $100, 5/15/21)                                 6,000    7,293,900
Mesquite Independent School District (GO) Series B (PSF-GTD)
           5.000%, 08/15/17                                               1,000    1,022,680
Northside Independent School District (GO) (PSF-GTD)
           5.000%, 02/15/17                                               6,910    6,920,158
           5.000%, 02/15/18                                               1,250    1,302,588
Permanent University Fund (RB)
           5.000%, 07/01/18                                              12,585   13,282,964
Plano Independent School District (GO) (PSF-GTD)
           5.000%, 02/15/17                                                 900      901,323
San Antonio Independent School District (GO) (PSF-GTD)
           5.000%, 02/15/20                                               2,500    2,766,350
San Jacinto College District (GO)
           5.000%, 02/15/17                                               5,000    5,006,850
Texas State (GO)
           5.000%, 04/01/17                                              15,000   15,103,950
           5.000%, 04/01/19                                               4,350    4,702,480
           5.000%, 10/01/23                                               1,425    1,686,431
Texas State (GO) Series A
           5.000%, 10/01/21                                               2,200    2,531,430
Texas Tech University (RB) Series A
           5.000%, 08/15/19                                               3,025    3,299,065
Texas Transportation Commission State Highway Fund (RB) Series A
           4.750%, 04/01/17                                              16,750   16,860,215
           5.000%, 04/01/18                                               5,000    5,233,800
           5.000%, 04/01/19                                               5,110    5,528,662
           5.000%, 10/01/20                                              12,500   14,081,250
University of Texas System (The) (RB) Series A
           5.250%, 08/15/18                                                 750      798,143
University of Texas System (The) (RB) Series C
           5.000%, 08/15/19                                               7,975    8,716,356
                                                                                ------------
TOTAL TEXAS                                                                      232,125,177
                                                                                ------------
UTAH -- (2.1%)
Alpine School District (GO) (SCH BD GTY)
           4.500%, 03/15/17                                               4,000    4,017,280
           5.000%, 03/15/21                                                 940    1,071,656

                                                                         FACE
                                                                        AMOUNT
                                                                        (000)      VALUE+
                                                                        ------- ------------
UTAH -- (Continued)
Jordan School District (GO) (SCH BD GTY)
           5.000%, 06/15/19                                             $16,420 $ 17,863,318
Utah State (GO)
           5.000%, 07/01/22                                               9,690   11,325,381
Utah State (GO) Series C
           5.000%, 07/01/17                                                 250      254,363
           5.000%, 07/01/18                                               3,150    3,325,644
           4.500%, 07/01/19                                               6,675    7,196,918
                                                                                ------------
TOTAL UTAH                                                                        45,054,560
                                                                                ------------
VERMONT -- (--%)
Vermont State (GO) Series F
           5.000%, 08/15/17                                                 625      638,906
                                                                                ------------
VIRGINIA -- (7.7%)
Arlington County (GO) (ST AID WITHHLDG)
           4.000%, 08/15/21                                               2,125    2,351,079
Chesterfield County (GO) Series A
           5.000%, 01/01/19                                               3,575    3,839,336
City of Hampton (GO) Series B (ST AID WITHHLDG)
           5.000%, 09/01/21                                               2,700    3,094,632
City of Norfolk (GO) Series C (ST AID WITHHLDG)
           5.000%, 10/01/19                                               2,500    2,741,125
City of Richmond (GO) Series A (ST AID WITHHLDG)
           5.000%, 03/01/20                                               1,000    1,109,020
City of Virginia Beach (GO) Series A
           4.000%, 08/01/17                                                 145      147,321
Commonwealth of Virginia (GO) Series B
           5.000%, 06/01/17                                              10,460   10,606,231
           5.000%, 06/01/19                                              10,250   11,148,720
           5.000%, 06/01/19                                               5,705    6,205,214
Fairfax County (GO) Series A (ST AID WITHHLDG)
           3.000%, 10/01/18                                               2,855    2,947,359
           4.000%, 10/01/18                                               5,380    5,642,436
           4.000%, 10/01/19                                              12,300   13,189,167
           4.000%, 10/01/20                                              15,530   16,971,805
Fairfax County (GO) Series B (ST AID WITHHLDG)
           5.000%, 10/01/18                                              10,000   10,652,000
           4.000%, 04/01/19                                               7,000    7,426,090
Henrico County (GO)
           5.000%, 07/15/19                                               5,460    5,958,007
Loudoun County (GO) Series A
           4.000%, 12/01/17                                               3,555    3,647,750
University of Virginia (RB) Series B
           5.000%, 08/01/21                                              15,000   17,238,300

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                         FACE
                                                                        AMOUNT
                                                                        (000)      VALUE+
                                                                        ------- ------------
VIRGINIA -- (Continued)
Virginia Public Building Authority (RB) Series A
           5.000%, 08/01/18                                             $ 8,370 $  8,857,636
Virginia Public School Authority (RB) Series A (ST AID WITHHLDG)
           4.000%, 08/01/17                                               6,465    6,568,181
Virginia Public School Authority (RB) Series B (ST AID WITHHLDG)
           5.000%, 08/01/19                                              15,580   16,990,302
Virginia Resources Authority (RB) Series B
           4.000%, 10/01/19                                               4,875    5,224,733
Virginia State Public School Authority (RB) (ST AID WITHHLDG)
           5.000%, 07/15/19                                               4,080    4,452,137
                                                                                ------------
TOTAL VIRGINIA                                                                   167,008,581
                                                                                ------------
WASHINGTON -- (4.1%)
Central Puget Sound Regional Transit Authority (RB) Series P-1
           5.000%, 02/01/18                                               3,000    3,121,200
City of Seattle (GO)
           5.000%, 12/01/17                                               4,050    4,189,685
City of Seattle Water System Revenue (RB)
           5.000%, 09/01/19                                               3,890    4,256,788
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
           5.000%, 12/01/18                                               1,240    1,326,788
King County School District No. 405 Bellevue (GO) Series A (SCH BD GTY)
           5.000%, 12/01/18                                                 400      427,996
King County Sewer Revenue (RB)
           5.000%, 01/01/18                                               4,670    4,842,463
Snohomish County Public Utility District No. 1 (RB)
           5.000%, 12/01/18                                               3,190    3,411,450
           5.000%, 12/01/19                                               5,810    6,391,232
Snohomish County School District No. 6 Mukilteo (GO) (SCH BD GTY)
           5.000%, 12/01/18                                                 500      534,900
Washington State (GO)
           5.000%, 07/01/17                                               4,000    4,069,600
           5.000%, 07/01/18                                               3,000    3,168,150
           5.000%, 07/01/20                                               3,650    4,084,861
Washington State (GO) Series 2010A
           5.000%, 08/01/18                                               4,500    4,766,355

                                                                         FACE
                                                                        AMOUNT
                                                                        (000)      VALUE+
                                                                        ------- ------------
WASHINGTON -- (Continued)
Washington State (GO) Series 2013A
           5.000%, 08/01/21                                             $ 4,245 $  4,860,567
Washington State (GO) Series A
           5.000%, 08/01/18                                               2,735    2,896,885
Washington State (GO) Series A-1
           5.000%, 08/01/21                                               1,500    1,717,515
Washington State (GO) Series B
           4.000%, 07/01/18                                               9,000    9,378,630
Washington State (GO) Series C
           5.000%, 07/01/17                                               4,975    5,061,565
Washington State (GO) Series D
           5.000%, 02/01/19                                               1,710    1,838,729
Washington State (GO) Series E
           5.000%, 02/01/19                                               4,080    4,387,142
Washington State (GO) Series R-2014A
           5.000%, 07/01/18                                               7,065    7,460,993
Washington State (GO) Series R-2015
           5.000%, 07/01/18                                               4,160    4,393,168
Washington State (GO) Series R-2017A
           5.000%, 08/01/22                                               2,500    2,916,725
                                                                                ------------
TOTAL WASHINGTON                                                                  89,503,387
                                                                                ------------
WEST VIRGINIA -- (0.5%)
West Virginia State (GO) Series A
           5.000%, 06/01/21                                               9,620   10,960,547
                                                                                ------------
WISCONSIN -- (3.4%)
City of Milwaukee (GO) Series N2
           5.000%, 04/01/17                                               5,000    5,034,600
           5.000%, 05/01/19                                              10,010   10,842,732
           5.000%, 04/01/20                                               5,860    6,506,124
Wisconsin Health & Educational Facilities Authority (RB) Series A
(currency) 5.250%, 12/01/35
           (Pre-refunded @ $100, 12/3/18)                                 1,980    2,123,827
Wisconsin State (GO) Series 1 (AMBAC)
           5.000%, 05/01/17                                               9,000    9,094,500
           5.000%, 05/01/19                                               3,475    3,767,317
Wisconsin State (GO) Series 2
           5.000%, 11/01/19                                               4,000    4,398,800
           5.000%, 11/01/21                                               5,475    6,303,148
Wisconsin State (GO) Series B
           5.000%, 05/01/20                                              11,930   13,299,445

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)      VALUE+
                                                                                     ------ --------------
WISCONSIN -- (Continued)
    5.000%, 05/01/21                                                                 $9,655 $   11,005,155
                                                                                            --------------
TOTAL WISCONSIN                                                                                 72,375,648
                                                                                            --------------
TOTAL MUNICIPAL BONDS                                                                        2,164,036,826
                                                                                            --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,162,277,840)^^                                                                   $2,164,036,826
                                                                                            ==============

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------
                                                             LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                                             ------- -------------- ------- --------------
Municipal Bonds                                                --    $2,164,036,826   --    $2,164,036,826
                                                               --    --------------   --    --------------
TOTAL                                                          --    $2,164,036,826   --    $2,164,036,826
                                                               ==    ==============   ==    ==============

                DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)    VALUE+
                                                                                     ------ -----------
MUNICIPAL BONDS -- (100.0%)

ALABAMA -- (0.4%)
Alabama State (GO) Series A
    5.000%, 08/01/19                                                                 $3,995 $ 4,364,897
    5.000%, 08/01/21                                                                    250     286,603
Alabama State (GO) Series B
    5.000%, 11/01/19                                                                  1,000   1,100,270
                                                                                            -----------
TOTAL ALABAMA                                                                                 5,751,770
                                                                                            -----------
ALASKA -- (0.6%)
Borough of North Slope (GO) Series A
    4.000%, 06/30/18                                                                    400     416,624
City of Anchorage (GO) Series A
    5.000%, 09/01/21                                                                  3,845   4,385,107
    5.000%, 09/01/23                                                                    200     234,920
City of Anchorage (GO) Series C
    5.000%, 09/01/24                                                                  2,765   3,283,521
                                                                                            -----------
TOTAL ALASKA                                                                                  8,320,172
                                                                                            -----------
ARIZONA -- (0.4%)
Maricopa County Community College District (GO)
    4.000%, 07/01/18                                                                  4,000   4,167,680
Maricopa County High School District No. 210-Phoenix (GO)
    3.000%, 07/01/23                                                                  1,810   1,896,120
                                                                                            -----------
TOTAL ARIZONA                                                                                 6,063,800
                                                                                            -----------
ARKANSAS -- (0.8%)
Arkansas State (GO)
    5.000%, 04/01/18                                                                  2,500   2,614,225
    5.000%, 04/01/21                                                                  1,000   1,137,620
    5.000%, 06/15/21                                                                  3,750   4,285,613
    5.000%, 04/01/22                                                                  2,800   3,247,132
                                                                                            -----------
TOTAL ARKANSAS                                                                               11,284,590
                                                                                            -----------
CALIFORNIA -- (0.8%)
California State (GO) Series B
    5.000%, 09/01/25                                                                  9,000  10,827,360
                                                                                            -----------
COLORADO -- (1.3%)
Adams & Arapahoe Joint School District 28J (GO) (ST AID WITHHLDG)
    5.000%, 12/01/21                                                                    425     487,182
Arapahoe County School District No. 5 (GO) (ST AID WITHHLDG)
    5.000%, 12/15/19                                                                  5,705   6,295,296
    5.000%, 12/15/19                                                                  3,115   3,437,309
Boulder County (RB)
    5.000%, 07/15/18                                                                    540     570,775

                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)    VALUE+
                                                                                     ------ -----------
COLORADO -- (Continued)
City & County of Denver (GO) Series A
    5.000%, 08/01/19                                                                 $2,085 $ 2,274,276
Denver City & County School District No. 1 (GO) Series A (NATL-RE) (ST AID WITHHLDG)
    5.250%, 12/01/21                                                                  2,490   2,897,986
Denver City & County School District No. 1 (GO) Series C (ST AID WITHHLDG)
    3.000%, 12/01/23                                                                  1,540   1,634,772
                                                                                            -----------
TOTAL COLORADO                                                                               17,597,596
                                                                                            -----------
CONNECTICUT -- (1.1%)
City of Middletown (GO)
    4.000%, 04/01/22                                                                  1,350   1,492,223
Connecticut State (GO) Series A
    5.000%, 10/15/18                                                                  3,300   3,497,109
    5.000%, 10/15/19                                                                    600     653,352
Connecticut State (GO) Series B (AMBAC)
    5.250%, 06/01/18                                                                  6,800   7,146,800
Connecticut State (GO) Series E
    5.000%, 08/15/19                                                                  2,775   3,009,043
                                                                                            -----------
TOTAL CONNECTICUT                                                                            15,798,527
                                                                                            -----------
DELAWARE -- (1.1%)
Delaware State (GO) Series 2009C
    5.000%, 10/01/17                                                                  3,080   3,165,285
Delaware State (GO) Series A
    5.000%, 08/01/23                                                                  2,225   2,647,550
Delaware State (GO) Series B
    5.000%, 07/01/18                                                                  2,395   2,528,545
    5.000%, 07/01/19                                                                  4,680   5,106,021
New Castle County (GO)
    5.000%, 10/01/23                                                                  1,000   1,188,940
New Castle County (GO) Series B
    5.000%, 07/15/22                                                                    700     817,761
                                                                                            -----------
TOTAL DELAWARE                                                                               15,454,102
                                                                                            -----------
DISTRICT OF COLUMBIA -- (1.4%)
District of Columbia (GO) Series A
    5.000%, 06/01/20                                                                  6,000   6,695,640
    5.000%, 06/01/20                                                                  3,445   3,844,413
    5.000%, 06/01/23                                                                  2,000   2,354,900
    5.000%, 06/01/25                                                                  1,500   1,802,790
District of Columbia (GO) Series B
    5.000%, 06/01/25                                                                  4,500   5,408,370
                                                                                            -----------
TOTAL DISTRICT OF COLUMBIA                                                                   20,106,113
                                                                                            -----------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)     VALUE+
                                                                                     ------- -----------
FLORIDA -- (3.3%)
Board of Governors State University System of Florida (RB) Series A
    3.000%, 07/01/24                                                                 $ 2,580 $ 2,673,835
City of Jacksonville (RB)
    5.000%, 10/01/18                                                                     315     335,270
City of Tallahassee Energy System Revenue (RB)
    5.000%, 10/01/20                                                                     250     280,008
Florida State (GO) Series A
    5.000%, 07/01/21                                                                   7,000   8,025,780
Florida State Board of Education (GO) Series A
    5.000%, 06/01/17                                                                     150     152,051
    5.000%, 06/01/18                                                                   5,000   5,263,750
    5.000%, 06/01/19                                                                   2,860   3,108,706
    5.000%, 06/01/20                                                                   4,000   4,469,320
    5.000%, 06/01/23                                                                   1,300   1,540,877
    5.000%, 06/01/24                                                                   1,400   1,679,636
Florida State Board of Education (GO) Series B
    5.000%, 06/01/17                                                                     300     304,101
    5.000%, 06/01/20                                                                   6,400   7,150,912
    5.000%, 06/01/23                                                                     350     414,851
Florida State Board of Education (GO) Series C
    5.000%, 06/01/20                                                                   3,000   3,351,990
Florida State Board of Education (GO) Series D
    5.000%, 06/01/22                                                                   1,000   1,167,390
Pasco County Water & Sewer (RB) Series A
    4.000%, 10/01/17                                                                     320     326,672
Peace River/Manasota Regional Water Supply Authority (RB)
    5.000%, 10/01/25                                                                   2,030   2,436,954
Tampa Bay Water (RB)
    5.000%, 10/01/19                                                                     450     493,650
Tampa Bay Water (RB) Series A
    5.000%, 10/01/25                                                                   2,850   3,428,749
                                                                                             -----------
TOTAL FLORIDA                                                                                 46,604,502
                                                                                             -----------
GEORGIA -- (4.1%)
City of Atlanta (GO)
    5.000%, 12/01/19                                                                   5,875   6,474,779
City of Atlanta Water & Wastewater Revenue (RB) Series B
    5.000%, 11/01/19                                                                   1,700   1,868,521
Columbia County School District (GO) (ST AID WITHHLDG)
    5.000%, 04/01/20                                                                   1,700   1,889,686
DeKalb County Water & Sewerage Revenue (RB) Series B
    5.250%, 10/01/24                                                                   2,830   3,419,885

                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)     VALUE+
                                                                                     ------- -----------
GEORGIA -- (Continued)
Georgia State (GO) Series A-1
    5.000%, 02/01/22                                                                 $ 2,730 $ 3,166,718
Georgia State (GO) Series C-1
    5.000%, 07/01/23                                                                  10,915  12,969,858
    5.000%, 07/01/26                                                                   9,200  11,308,548
Georgia State (GO) Series F
    5.000%, 12/01/19                                                                   6,000   6,621,360
Georgia State (GO) Series I
    5.000%, 07/01/19                                                                   4,490   4,895,357
    5.000%, 07/01/20                                                                     900   1,009,143
Gordon County School District (GO) (ST AID WITHHLDG)
    3.000%, 09/01/17                                                                     250     252,988
Gwinnett County School District (GO)
    5.000%, 02/01/20                                                                   1,700   1,885,198
    5.000%, 02/01/20                                                                   1,585   1,757,670
Gwinnett County Water & Sewerage Authority (RB) (CNTY GTD)
    3.000%, 08/01/17                                                                     375     379,192
                                                                                             -----------
TOTAL GEORGIA                                                                                 57,898,903
                                                                                             -----------
HAWAII -- (2.0%)
City & County of Honolulu (GO) Series B
    5.000%, 08/01/20                                                                   1,470   1,649,325
    5.000%, 10/01/23                                                                     200     236,828
    5.000%, 10/01/24                                                                   6,870   8,235,275
    5.000%, 10/01/25                                                                   4,925   5,959,398
City & County of Honolulu (GO) Series B (AGM)
    5.250%, 07/01/17                                                                     545     555,251
Hawaii State (GO) Series EA
    5.000%, 12/01/21                                                                     850     980,747
Hawaii State (GO) Series EE
    5.000%, 11/01/20                                                                     515     580,987
Hawaii State (GO) Series EF
    5.000%, 11/01/22                                                                   2,240   2,628,125
Hawaii State (GO) Series EH
    4.000%, 08/01/19                                                                   1,110   1,184,459
Hawaii State (GO) Series ET
    3.000%, 10/01/23                                                                   3,710   3,933,082
Maui County (GO)
    5.000%, 06/01/18                                                                   1,750   1,842,785
                                                                                             -----------
TOTAL HAWAII                                                                                  27,786,262
                                                                                             -----------
ILLINOIS -- (--%)
University of Illinois (RB) Series A
    5.000%, 04/01/20                                                                     500     547,485
                                                                                             -----------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)     VALUE+
                                                                                     ------- -----------
IOWA -- (0.2%)
City of Ankeny (GO) Series D
    4.000%, 06/01/18                                                                 $   700 $   726,957
County of Black Hawk IA (GO) Series A
    5.000%, 06/01/19                                                                   1,200   1,301,172
State of Iowa (RB) Series A (ETM)
    5.000%, 06/01/18                                                                     275     289,545
                                                                                             -----------
TOTAL IOWA                                                                                     2,317,674
                                                                                             -----------
KANSAS -- (1.8%)
City of Lenexa (GO) Series A
    5.000%, 09/01/21                                                                     525     601,734
City of Wichita (GO) Series A
    5.000%, 12/01/19                                                                   3,000   3,297,480
Johnson County (GO) Series B
    3.000%, 09/01/22                                                                   2,260   2,407,013
Johnson County Unified School District No. 229 Blue Valley (GO) Series B
    5.000%, 10/01/23                                                                     445     526,337
Johnson County Unified School District No. 232 (GO) Series A
    5.000%, 09/01/17                                                                     400     409,428
    5.000%, 09/01/20                                                                   2,550   2,852,175
Kansas State Department of Transportation (RB) Series A
    5.000%, 09/01/17                                                                   4,075   4,172,474
    5.000%, 09/01/21                                                                   2,500   2,871,350
Kansas State Department of Transportation (RB) Series B
    5.000%, 09/01/20                                                                   3,000   3,374,460
Saline County Unified School District No. 305 Salina (GO)
    5.000%, 09/01/20                                                                   1,860   2,083,851
Sedgwick County Unified School District No. 260 (GO)
    5.000%, 10/01/21                                                                   1,325   1,514,992
Wyandotte County Unified Government (GO) Series A
    3.000%, 08/01/18                                                                     580     595,068
                                                                                             -----------
TOTAL KANSAS                                                                                  24,706,362
                                                                                             -----------
KENTUCKY -- (0.6%)
Louisville Water Co. (RB) Series A
    4.000%, 11/15/21                                                                   1,215   1,342,247
Louisville/Jefferson County Metropolitan Government (GO)
    5.000%, 12/01/19                                                                   1,250   1,377,250

                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)     VALUE+
                                                                                     ------- -----------
KENTUCKY -- (Continued)
Louisville/Jefferson County Metropolitan Government (GO) Series A
    5.000%, 12/01/20                                                                 $ 5,155 $ 5,819,531
                                                                                             -----------
TOTAL KENTUCKY                                                                                 8,539,028
                                                                                             -----------
LOUISIANA -- (1.9%)
Louisiana State (GO) Series A
    5.000%, 11/15/19                                                                   4,500   4,926,375
    5.000%, 02/01/24                                                                   2,000   2,340,000
Louisiana State (GO) Series C
    5.000%, 07/15/22                                                                  12,765  14,718,683
Louisiana State (GO) Series D-1
    5.000%, 12/01/20                                                                   4,065   4,559,995
                                                                                             -----------
TOTAL LOUISIANA                                                                               26,545,053
                                                                                             -----------
MAINE -- (0.2%)
Maine State (GO) Series B
    5.000%, 06/01/20                                                                   3,000   3,349,890
                                                                                             -----------
MARYLAND -- (6.0%)
Anne Arundel County (GO)
    5.000%, 04/01/22                                                                   2,475   2,872,906
Baltimore County (GO)
    5.000%, 08/01/22                                                                     400     468,504
Baltimore County (GO) Series B
    5.000%, 08/01/24                                                                   5,800   6,987,492
Baltimore County (GO) Series C
    4.000%, 09/01/18                                                                   2,410   2,523,270
Carroll County (GO)
    4.000%, 11/01/18                                                                   2,890   3,037,968
    5.000%, 11/01/19                                                                   2,300   2,528,666
    5.000%, 11/01/20                                                                   5,450   6,150,434
Charles County (GO)
    5.000%, 03/01/19                                                                   2,000   2,158,920
City of Baltimore (GO) Series B
    5.000%, 10/15/19                                                                   7,330   8,041,010
    5.000%, 10/15/22                                                                   8,060   9,408,277
Harford County (GO)
    5.000%, 09/15/19                                                                   1,545   1,694,927
Howard County (GO) Series A
    5.000%, 02/15/18                                                                   2,000   2,084,360
Maryland State (GO) Series B
    5.000%, 03/01/19                                                                   4,680   5,053,885
    5.000%, 08/01/19                                                                   2,500   2,734,075
Maryland State (GO) Series C
    5.000%, 11/01/18                                                                   5,000   5,343,150
    5.000%, 08/01/19                                                                   3,000   3,280,890
Prince George's County (GO) Series B
    5.000%, 09/15/18                                                                   2,000   2,128,280
    4.000%, 03/01/22                                                                   2,480   2,761,455

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)     VALUE+
                                                                                     ------- -----------
MARYLAND -- (Continued)
Prince George's County (GO) Series C
    5.000%, 08/01/20                                                                 $ 3,450 $ 3,877,144
Queen Anne's County (GO)
    5.000%, 11/15/19                                                                   1,805   1,984,345
University System of Maryland (RB) Series B
    5.000%, 04/01/20                                                                   4,355   4,840,931
Washington Suburban Sanitary Commission (GO) Series A
    4.000%, 06/01/18                                                                   1,550   1,611,581
Worcester County (GO) Series B
    4.000%, 08/01/21                                                                   2,000   2,197,320
                                                                                             -----------
TOTAL MARYLAND                                                                                83,769,790
                                                                                             -----------
MASSACHUSETTS -- (4.5%)
City of Boston (GO) Series A
    5.000%, 03/01/20                                                                   3,270   3,634,899
City of Boston (GO) Series B
    5.000%, 04/01/19                                                                   4,700   5,087,186
    4.000%, 01/01/23                                                                   1,795   2,016,557
    5.000%, 04/01/24                                                                   3,000   3,599,820
City of Cambridge (GO)
    3.000%, 02/15/20                                                                   2,070   2,181,925
City of Springfield (GO) Series C (ST AID WITHHLDG)
    4.000%, 08/01/23                                                                     150     166,545
City of Woburn (GO)
    4.000%, 09/01/22                                                                     350     388,721
Commonwealth of Massachusetts (GO) Series A
    5.000%, 04/01/23                                                                  10,000  11,768,700
Commonwealth of Massachusetts (GO) Series B
    5.000%, 08/01/18                                                                   2,500   2,647,975
    5.250%, 08/01/21                                                                   5,000   5,779,000
Commonwealth of Massachusetts (GO) Series B (AGM)
    5.250%, 09/01/24                                                                   3,700   4,492,281
Commonwealth of Massachusetts (GO) Series C
    5.000%, 08/01/20                                                                   2,500   2,803,150
Commonwealth of Massachusetts (GO) Series C (AMBAC)
    5.500%, 12/01/23                                                                   3,500   4,270,595
Massachusetts Bay Transportation Authority (RB) Series B (NATL-RE)
    5.500%, 07/01/24                                                                   3,020   3,702,671
Massachusetts Water Resources Authority (RB) Series A
    5.000%, 08/01/22                                                                   3,000   3,508,650

                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)     VALUE+
                                                                                     ------- -----------
MASSACHUSETTS -- (Continued)
Massachusetts Water Resources Authority (RB) Series J (AGM) (GO OF AUTH)
    5.250%, 08/01/18                                                                 $ 2,000 $ 2,125,780
Town of Auburn (GO)
    2.000%, 03/15/19                                                                     750     761,865
Town of Nantucket (GO)
    3.000%, 10/01/22                                                                   1,115   1,187,308
Town of Reading (GO)
    5.000%, 02/01/18                                                                   1,065   1,108,026
Town of Wilmington (GO)
    5.000%, 03/15/20                                                                   1,665   1,849,848
                                                                                             -----------
TOTAL MASSACHUSETTS                                                                           63,081,502
                                                                                             -----------
MICHIGAN -- (0.8%)
Kentwood Public Schools (GO)
    4.000%, 05/01/22                                                                     500     542,010
Michigan State (GO)
    5.000%, 11/01/19                                                                   4,400   4,836,172
Michigan State Trunk Line Revenue (RB)
    5.000%, 11/15/18                                                                   5,000   5,344,250
University of Michigan (RB) Series A
    4.000%, 04/01/23                                                                   1,000   1,124,010
                                                                                             -----------
TOTAL MICHIGAN                                                                                11,846,442
                                                                                             -----------
MINNESOTA -- (3.4%)
Bloomington Independent School District No. 271 (GO) Series A (SD CRED PROG)
    5.000%, 02/01/20                                                                   1,150   1,273,498
City of Edina (GO) Series B
    3.000%, 02/01/19                                                                     305     316,340
City of State Cloud (GO) Series B
    5.000%, 02/01/21                                                                   1,275   1,444,741
Lakeville Minnesota Independent School District No. 194 (GO) Series D (SD CRED PROG)
    5.000%, 02/01/22                                                                   4,000   4,608,760
Minnesota Public Facilities Authority (RB) Series A
    5.000%, 03/01/18                                                                     620     646,927
Minnesota State (GO) Series A
    5.000%, 10/01/20                                                                   2,885   3,254,338
    5.000%, 08/01/22                                                                   3,000   3,508,650
Minnesota State (GO) Series B
    5.000%, 08/01/20                                                                   5,460   6,134,037
    5.000%, 10/01/21                                                                   4,660   5,368,832
Minnesota State (GO) Series D
    5.000%, 08/01/18                                                                     485     513,557
Minnesota State (GO) Series E
    2.000%, 08/01/19                                                                   1,810   1,845,023

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)    VALUE+
                                                                                     ------ -----------
MINNESOTA -- (Continued)
Minnesota State (GO) Series F
    5.000%, 10/01/21                                                                 $9,225 $10,628,215
Minnesota State (GO) Series K
    5.000%, 11/01/19                                                                  3,680   4,050,061
Rochester Independent School District No. 535 (GO) Series A (SD CRED PROG)
    3.000%, 02/01/22                                                                  1,240   1,311,982
Saint Paul Public Library Agency (GO) Series C
    5.000%, 03/01/20                                                                    250     277,415
University of Minnesota (RB) Series A (GO OF UNIV)
    5.000%, 12/01/17                                                                  1,760   1,819,805
                                                                                            -----------
TOTAL MINNESOTA                                                                              47,002,181
                                                                                            -----------
MISSISSIPPI -- (0.6%)
Mississippi State (GO) Series F
    5.000%, 11/01/21                                                                  7,750   8,884,135
                                                                                            -----------
MISSOURI -- (1.0%)
City of Kansas City (GO) Series A
    4.000%, 02/01/22                                                                  1,150   1,270,325
    5.000%, 02/01/23                                                                  3,955   4,619,677
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
    4.000%, 03/01/23                                                                  5,335   5,962,129
St. Charles Community College (GO)
    3.000%, 02/15/20                                                                  2,245   2,358,148
                                                                                            -----------
TOTAL MISSOURI                                                                               14,210,279
                                                                                            -----------
NEBRASKA -- (0.3%)
Omaha Public Power District (RB) Series B
    5.000%, 02/01/18                                                                  2,965   3,084,489
Omaha School District (GO)
    4.000%, 12/15/19                                                                  1,365   1,467,962
                                                                                            -----------
TOTAL NEBRASKA                                                                                4,552,451
                                                                                            -----------
NEVADA -- (0.7%)
City of Henderson NV (GO)
    5.000%, 06/01/21                                                                    490     556,963
Clark County (GO) Series A
    5.000%, 07/01/19                                                                  1,725   1,877,714
    5.000%, 07/01/25                                                                  2,700   3,240,864
Clark County School District (GO) Series A
    5.000%, 06/15/19                                                                  1,500   1,626,720
Clark County School District (GO) Series A (NATL-RE FGIC)
    4.500%, 06/15/17                                                                    400     405,372

                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)    VALUE+
                                                                                     ------ -----------
NEVADA -- (Continued)
Nevada State (GO) Series A
    5.000%, 08/01/19                                                                 $1,825 $ 1,987,845
Nevada State (GO) Series D
    5.000%, 06/01/17                                                                    425     430,899
                                                                                            -----------
TOTAL NEVADA                                                                                 10,126,377
                                                                                            -----------
NEW HAMPSHIRE -- (1.2%)
City of Dover (GO)
    3.000%, 06/15/19                                                                    600     622,548
City of Nashua (GO)
    5.000%, 03/15/17                                                                    330     331,657
    4.000%, 07/15/19                                                                  5,350   5,707,915
    4.000%, 07/15/20                                                                  2,720   2,955,443
New Hampshire State (GO) Series A
    5.000%, 03/01/23                                                                  5,910   6,949,451
TOTAL NEW HAMPSHIRE                                                                          16,567,014
NEW JERSEY -- (0.8%)
Essex County (GO) Series A
    5.000%, 08/01/20                                                                  1,000   1,116,550
Livingston Township (GO)
    3.000%, 01/15/21                                                                    350     367,994
Morris County (GO)
    4.000%, 10/15/20                                                                  2,390   2,607,848
New Jersey Educational Facilities Authority (RB) Series B
    5.000%, 07/01/19                                                                  2,330   2,540,352
Princeton Regional School District (GO) (ST AID WITHHLDG)
    1.750%, 02/01/22                                                                  1,095   1,095,526
South Orange & Maplewood School District (GO) (SCH BD RES FD)
    3.000%, 03/01/22                                                                    350     369,243
Township of North Brunswick (GO)
    2.000%, 08/01/18                                                                  1,075   1,089,136
Union County (GO) Series B
    3.000%, 03/01/22                                                                  2,315   2,437,695
Union County (GO) Series B (ETM)
    3.000%, 03/01/22                                                                     45      47,452
                                                                                            -----------
TOTAL NEW JERSEY                                                                             11,671,796
                                                                                            -----------
NEW MEXICO -- (0.9%)
Farmington Municipal School District No. 5 (GO) (ST AID WITHHLDG)
    4.000%, 09/01/20                                                                    945   1,025,608
Las Cruces School District No. 2 (GO) Series A (ST AID WITHHLDG)
    4.000%, 08/01/19                                                                  1,000   1,065,300
    4.000%, 08/01/20                                                                    125     135,555

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                                        FACE
                                                                                       AMOUNT
                                                                                       (000)     VALUE+
                                                                                       ------- -----------
NEW MEXICO -- (Continued)
New Mexico State Severance Tax Permanent Fund (RB) Series A
     5.000%, 07/01/19                                                                  $ 2,000 $ 2,176,560
New Mexico State Severance Tax Permanent Fund (RB) Series B
     4.000%, 07/01/20                                                                    4,100   4,449,525
Santa Fe County (GO)
     5.000%, 07/01/22                                                                    1,000   1,160,910
Santa Fe Public School District (GO) (ST AID WITHHLDG)
     5.000%, 08/01/24                                                                    2,000   2,384,960
                                                                                               -----------
TOTAL NEW MEXICO                                                                                12,398,418
                                                                                               -----------
NEW YORK -- (5.2%)
Albany County (GO) Series B
     4.000%, 11/01/18                                                                    2,470   2,595,600
Brewster Central School District (GO) (ST AID WITHHLDG)
     2.000%, 10/01/19                                                                    1,000   1,018,240
City of New York (GO) Series A
     5.000%, 08/01/24                                                                      860   1,020,313
City of New York (GO) Series B
     5.000%, 08/01/19                                                                      600     654,468
     5.000%, 08/01/21                                                                      450     514,206
     5.000%, 08/01/22                                                                      600     696,948
City of New York (GO) Series B-Subseries B-7 (AMBAC)
     5.000%, 08/15/18                                                                    1,620   1,719,128
City of New York (GO) Series C
     5.250%, 08/01/18                                                                      430     457,043
     5.000%, 08/01/20                                                                    5,625   6,296,906
City of New York (GO) Series E
     5.000%, 08/01/21                                                                    3,975   4,542,153
     5.000%, 08/01/23                                                                    6,000   7,047,240
City of New York (GO) Series G
     5.000%, 08/01/19                                                                    3,500   3,817,730
New York State Dormitory Authority (RB) Series A
     3.000%, 07/01/20                                                                    1,615   1,699,109
     5.000%, 03/15/23                                                                      200     236,018
New York State Dormitory Authority (RB) Series B
     5.000%, 02/15/22                                                                   10,200  11,801,094
     5.000%, 02/15/24                                                                    4,900   5,821,053
New York State Dormitory Authority (RB) Series C
     5.000%, 03/15/19                                                                      825     890,678
New York State Dormitory Authority (RB) Series D
     5.000%, 02/15/24                                                                    9,950  11,820,301
New York State Dormitory Authority (RB) Series E
     5.000%, 03/15/21                                                                    2,000   2,273,260

                                                                                        FACE
                                                                                       AMOUNT
                                                                                       (000)     VALUE+
                                                                                       ------- -----------
NEW YORK -- (Continued)
New York State Urban Development Corp. (RB) Series A
     5.000%, 03/15/19                                                                  $ 1,630 $ 1,759,764
New York State Urban Development Corp. (RB) Series C
     5.000%, 12/15/18                                                                    4,225   4,528,566
Penfield Central School District (GO) (ASSURED GTY) (ST AID WITHHLDG)
     3.750%, 06/15/19                                                                      150     158,825
Sachem Central School District (GO) (ST AID WITHHLDG)
     5.000%, 10/15/19                                                                    1,300   1,423,916
Town of Cheektowaga (GO)
     5.000%, 07/15/23                                                                      300     353,607
Town of Huntington (GO)
     2.000%, 12/01/23                                                                      100     100,126
                                                                                               -----------
TOTAL NEW YORK                                                                                  73,246,292
                                                                                               -----------
NORTH CAROLINA -- (6.0%)
City of Charlotte (GO) Series A
     5.000%, 07/01/18                                                                    4,380   4,626,112
City of Charlotte Water & Sewer System Revenue (RB)
     5.000%, 07/01/19                                                                    2,000   2,179,060
City of High Point (GO)
     5.000%, 03/01/18                                                                      700     730,478
City of Raleigh (GO) Series A
     5.000%, 09/01/22                                                                    2,685   3,149,881
Forsyth County (GO)
     4.000%, 12/01/21                                                                    3,500   3,881,815
Johnston County (GO)
     4.000%, 02/01/20                                                                    3,735   4,021,101
Johnston County (GO) Series A
     5.000%, 02/01/21                                                                    2,995   3,391,239
Lincoln County (GO) Series A
     2.000%, 06/01/17                                                                      500     501,955
Moore County (GO)
     5.000%, 06/01/22                                                                    2,740   3,183,469
New Hanover County (GO)
     4.000%, 08/01/19                                                                    2,280   2,436,431
     5.000%, 02/01/23                                                                      250     295,110
North Carolina Eastern Municipal Power Agency (RB) Series B-NATL-IBC (NATL-IBC) (ETM)
     6.000%, 01/01/22                                                                    7,000   8,401,400
North Carolina State (GO) Series B
     5.000%, 06/01/25                                                                    8,000   9,716,160
North Carolina State (GO) Series B
     5.000%, 06/01/18                                                                    2,000   2,106,320
North Carolina State (GO) Series C
     5.000%, 05/01/20                                                                    3,270   3,649,778

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)     VALUE+
                                                                                     ------- -----------
NORTH CAROLINA -- (Continued)
    5.000%, 05/01/21                                                                 $ 4,625 $ 5,286,097
North Carolina State (GO) Series D
    4.000%, 06/01/21                                                                   5,000   5,515,200
    4.000%, 06/01/23                                                                   8,700   9,806,379
North Carolina State (GO) Series E
    5.000%, 05/01/19                                                                   5,000   5,426,400
Onslow County (GO)
    5.000%, 04/01/17                                                                     600     604,128
Wake County (GO)
    5.000%, 09/01/21                                                                   1,450   1,668,834
Wake County (GO) Series C
    5.000%, 03/01/24                                                                   3,000   3,593,370
                                                                                             -----------
TOTAL NORTH CAROLINA                                                                          84,170,717
                                                                                             -----------
OHIO -- (4.1%)
City of Cincinnati (GO) Series A
    4.000%, 12/01/21                                                                   2,645   2,918,017
City of Cincinnati (GO) Series C
    5.000%, 12/01/19                                                                   2,955   3,252,332
City of Columbus (GO) Series 1
    5.000%, 07/01/22                                                                   4,100   4,787,324
City of Columbus (GO) Series A
    2.000%, 08/15/20                                                                   3,285   3,351,554
    3.000%, 07/01/21                                                                     470     498,120
    3.000%, 07/01/22                                                                     700     744,611
    2.000%, 08/15/22                                                                   6,160   6,234,351
    4.000%, 07/01/23                                                                   4,995   5,612,432
Hamilton County Sewer System Revenue (RB) Series A
    5.000%, 12/01/21                                                                     200     230,162
Oakwood City School District (GO)
    2.000%, 12/01/17                                                                     280     282,556
Ohio State (GO)
    5.000%, 09/01/19                                                                   6,000   6,567,360
Ohio State (GO) Series A
    5.000%, 09/01/19                                                                     550     602,008
    5.000%, 05/01/20                                                                   1,555   1,732,970
    3.000%, 02/01/22                                                                     500     530,260
    5.000%, 08/01/22                                                                   4,005   4,672,594
    5.000%, 09/15/22                                                                     250     292,405
    5.000%, 09/15/22                                                                     500     584,810
Ohio State (GO) Series B
    5.000%, 08/01/19                                                                     200     218,414
    5.000%, 09/15/19                                                                   2,065   2,263,157
    5.000%, 08/01/20                                                                   3,020   3,388,410
    5.000%, 06/15/21                                                                   1,500   1,714,245
    5.000%, 06/15/22                                                                   4,000   4,656,360
Ohio State (GO) Series C
    5.000%, 09/15/21                                                                   1,000   1,148,790

                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)     VALUE+
                                                                                     ------- -----------
OHIO -- (Continued)
Ohio State (RB) Series 1-GARVEE
    5.000%, 12/15/17                                                                 $ 1,250 $ 1,294,800
                                                                                             -----------
TOTAL OHIO                                                                                    57,578,042
                                                                                             -----------
OKLAHOMA -- (0.1%)
City of Oklahoma City (GO)
    5.000%, 03/01/19                                                                   1,310   1,413,804
City of Tulsa (GO)
    5.000%, 12/01/17                                                                     400     413,592
                                                                                             -----------
TOTAL OKLAHOMA                                                                                 1,827,396
                                                                                             -----------
OREGON -- (1.3%)
City of Portland (GO) Series B
    4.000%, 06/01/20                                                                     935   1,015,354
City of Portland Water System Revenue (RB) Series A
    5.000%, 04/01/21                                                                   8,000   9,111,360
Lane County School District No. 4J Eugene (GO) Series A (SCH BD GTY)
    5.000%, 06/15/23                                                                   3,355   3,936,287
Oregon State (GO) Series A
    5.000%, 05/01/21                                                                     200     228,322
Portland Community College District (GO)
    5.000%, 06/15/18                                                                   2,760   2,911,000
Washington County School District No. 1 (GO) (NATL-RE FGIC)
    5.250%, 06/15/17                                                                     400     406,484
                                                                                             -----------
TOTAL OREGON                                                                                  17,608,807
                                                                                             -----------
PENNSYLVANIA -- (1.7%)
Commonwealth of Pennsylvania (GO)
    5.000%, 07/01/18                                                                   1,500   1,581,030
Commonwealth of Pennsylvania (GO) Series 1
    5.000%, 04/01/22                                                                  11,260  12,837,188
Monroe County (GO)
    4.000%, 12/15/18                                                                     400     421,292
Montgomery County (GO)
    5.000%, 05/01/23                                                                   5,255   6,149,033
Pennsylvania Economic Development Financing Authority (RB) Series A
    5.000%, 07/01/19                                                                   1,300   1,417,039
West View Municipal Authority Water Revenue (RB)
    4.000%, 11/15/20                                                                   1,100   1,190,200
                                                                                             -----------
TOTAL PENNSYLVANIA                                                                            23,595,782
                                                                                             -----------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)    VALUE+
                                                                                     ------ -----------
RHODE ISLAND -- (1.9%)
Rhode Island State (GO) Series A
    5.000%, 08/01/19                                                                 $8,000 $ 8,711,840
    5.000%, 08/01/22                                                                  1,605   1,851,657
Rhode Island State (GO) Series C
    5.000%, 08/01/19                                                                  9,185  10,002,281
    5.000%, 08/01/20                                                                  4,870   5,435,845
Rhode Island State (GO) Series D
    5.000%, 08/01/22                                                                    685     790,271
                                                                                            -----------
TOTAL RHODE ISLAND                                                                           26,791,894
                                                                                            -----------
SOUTH CAROLINA -- (3.3%)
Beaufort County (GO) Series C (ST AID WITHHLDG)
    5.000%, 03/01/22                                                                  3,485   4,034,794
Berkeley County School District (GO) Series B (SCSDE)
    5.000%, 03/01/22                                                                  4,120   4,756,993
Charleston County (GO) Series A
    5.000%, 11/01/22                                                                  4,780   5,625,391
Charleston County School District (GO) Series A (SCSDE)
    5.000%, 02/01/21                                                                  2,020   2,289,751
City of Charleston SC Waterworks & Sewer System Revenue (RB)
    5.000%, 01/01/20                                                                  1,805   1,992,973
City of North Charleston (GO) (ST AID WITHHLDG)
    5.000%, 06/01/21                                                                    385     439,169
Clemson University (RB)
    3.000%, 05/01/21                                                                    350     366,789
Dorchester County School District No. 2 (GO) Series B (SCSDE)
    5.000%, 03/01/25                                                                  1,430   1,715,457
Florence School District One (GO) (SCSDE)
    5.000%, 03/01/20                                                                  3,335   3,696,447
Lexington & Richland School District No. 5 (GO) (SCSDE)
    5.000%, 03/01/19                                                                    945   1,018,464
Richland County School District No. 1 (GO) Series A (SCSDE)
    5.000%, 03/01/20                                                                  5,480   6,072,224
Richland County School District No. 2 (GO) Series A (SCSDE)
    5.000%, 02/01/21                                                                  2,085   2,360,845
South Carolina State (GO) Series A
    5.000%, 06/01/19                                                                  2,500   2,717,400
South Carolina State (GO) Series A (ST AID WITHHLDG)
    5.000%, 10/01/23                                                                  5,500   6,546,760

                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)    VALUE+
                                                                                     ------ -----------
SOUTH CAROLINA -- (Continued)
York County (GO) (ST AID WITHHLDG)
    5.000%, 04/01/20                                                                 $1,900 $ 2,103,908
                                                                                            -----------
TOTAL SOUTH CAROLINA                                                                         45,737,365
                                                                                            -----------
TENNESSEE -- (3.8%)
City of Clarksville Water Sewer & Gas Revenue (RB)
    5.000%, 02/01/20                                                                  3,150   3,481,411
City of Johnson City (GO)
    3.000%, 06/01/19                                                                    875     910,420
City of Memphis (GO) Series A
    5.000%, 11/01/22                                                                  9,695  11,294,287
    5.000%, 04/01/25                                                                  1,945   2,320,891
City of Pigeon Forge (GO)
    4.000%, 06/01/21                                                                    670     732,846
Hamilton County (GO) Series B
    3.000%, 03/01/22                                                                  4,550   4,834,284
Maury County (GO)
    5.000%, 04/01/21                                                                  5,105   5,800,914
Maury County (GO) Series B
    5.000%, 04/01/19                                                                  1,000   1,081,030
Metropolitan Government of Nashville & Davidson County (GO)
    5.000%, 01/01/18                                                                  2,700   2,799,711
    5.000%, 07/01/22                                                                  1,000   1,162,590
Metropolitan Government of Nashville & Davidson County (GO) Series A
    5.000%, 01/01/20                                                                  1,100   1,214,224
Metropolitan Government of Nashville & Davidson County (RB) Series E (ETM)
    4.000%, 10/01/17                                                                  2,000   2,040,480
Putnam County (GO)
    4.000%, 04/01/23                                                                    975   1,091,083
Shelby County (GO) Series A
    5.000%, 04/01/20                                                                  7,000   7,785,610
Sumner County (GO)
    5.000%, 06/01/21                                                                    110     125,230
Tennessee State (GO) Series A
    4.000%, 09/01/18                                                                  3,325   3,480,211
Tennessee State (GO) Series B
    5.000%, 08/01/20                                                                  1,945   2,186,530
Williamson County (GO) Series A
    4.000%, 05/01/22                                                                    300     333,837
Wilson County (GO) Series B
    4.000%, 04/01/20                                                                  1,040   1,121,297
                                                                                            -----------
TOTAL TENNESSEE                                                                              53,796,886
                                                                                            -----------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                         FACE
                                                                        AMOUNT
                                                                        (000)    VALUE+
                                                                        ------ -----------
TEXAS -- (14.4%)
Austin Independent School District (GO) (PSF-GTD)
           5.000%, 08/01/20                                             $  350 $   392,060
City of Arlington (GO) Series A
           3.000%, 08/15/20                                              1,700   1,786,836
City of Austin (GO)
           5.000%, 09/01/20                                              1,655   1,857,258
City of Dallas (GO)
           5.000%, 02/15/21                                              9,505  10,488,102
City of Denton (GO)
           4.000%, 02/15/22                                              2,510   2,755,528
City of El Paso (GO)
           5.000%, 08/15/19                                              3,505   3,813,370
City of Fort Worth Water & Sewer System (RB)
           5.000%, 02/15/19                                                400     429,520
City of Houston (GO) Series A
           5.000%, 03/01/18                                                750     782,572
           5.000%, 03/01/21                                              3,100   3,503,961
           5.000%, 03/01/22                                              5,890   6,782,099
City of Houston Combined Utility System Revenue (RB) (ASSURED GTY)
(currency) 5.375%, 11/15/38
           (Pre-refunded @ $100, 5/15/19)                                4,735   5,170,999
City of Lubbock (GO)
           5.000%, 02/15/19                                              3,000   3,227,670
           5.000%, 02/15/23                                              1,000   1,165,370
City of Richardson (GO)
           4.250%, 02/15/18                                                400     413,752
City of San Antonio (GO)
           5.000%, 02/01/20                                              1,000   1,107,070
City of San Antonio Electric & Gas (RB)
           5.000%, 02/01/21                                              3,000   3,400,620
City of San Antonio Electric & Gas (RB)
           5.000%, 02/01/21                                                720     815,854
City of San Antonio Electric & Gas Systems Revenue (RB) Series D
           5.000%, 02/01/19                                                400     430,112
City of Southlake (GO)
           3.000%, 02/15/23                                              1,510   1,604,254
Clear Creek Independent School District (GO) Series A (PSF-GTD)
           5.000%, 02/15/25                                              2,175   2,596,450
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
           5.000%, 02/15/21                                              3,500   3,958,605
Dallas Independent School District (GO) (PSF-GTD)
           5.000%, 02/15/19                                              3,480   3,747,751

                                                                         FACE
                                                                        AMOUNT
                                                                        (000)    VALUE+
                                                                        ------ -----------
TEXAS -- (Continued)
El Paso Independent School District (GO) (PSF-GTD)
           5.000%, 08/15/24                                             $  500 $   593,645
Fort Bend Independent School District (GO) (PSF-GTD)
           3.000%, 08/15/17                                              1,500   1,518,090
Galveston County (GO)
           5.000%, 02/01/22                                              1,000   1,150,650
Grayson County (GO)
           5.000%, 01/01/21                                              1,990   2,243,068
Harris County (GO) Series A
           4.000%, 10/01/18                                                880     922,627
           5.000%, 10/01/19                                              4,345   4,765,292
           5.000%, 10/01/19                                              3,500   3,838,555
Harris County Metropolitan Transit Authority (RB) Series B
           4.000%, 11/01/18                                                400     418,916
Hays Consolidated Independent School District (GO) (PSF-GTD)
           5.000%, 08/15/23                                              1,355   1,598,250
Hidalgo County Drain District No. 1 (GO)
           5.000%, 09/01/22                                              1,000   1,158,720
Highland Park Independent School District (GO) (PSF-GTD)
           5.000%, 02/15/20                                              1,790   1,981,834
Houston Higher Education Finance Corp. (RB) Series A
(currency) 6.875%, 05/15/41
           (Pre-refunded @ $100, 5/15/21)                                3,225   3,920,471
Humble Independent School District (GO) Series A (PSF-GTD)
           2.000%, 02/15/19                                                100     101,501
           5.500%, 02/15/25                                              7,000   8,628,620
La Porte Independent School District (GO)
           5.000%, 02/15/21                                              1,700   1,920,626
Lake Travis Independent School District (GO) (PSF-GTD)
           5.000%, 02/15/20                                              3,480   3,845,296
Mansfield Independent School District (GO)
           5.000%, 02/15/20                                              1,000   1,102,460
Mansfield Independent School District (GO) Series A (PSF-GTD)
           5.000%, 02/15/22                                                895   1,029,429
Mesquite Independent School District (GO) Series B (PSF-GTD)
           5.000%, 08/15/17                                              2,270   2,321,484
Northside Independent School District (GO) (PSF-GTD)
           5.000%, 02/15/23                                              4,535   5,313,025

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)      VALUE+
                                                                                     ------- ------------
TEXAS -- (Continued)
Northwest Independent School District (GO) Series A (PSF-GTD)
    5.000%, 02/15/24                                                                 $ 1,695 $  2,002,676
Plano Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/24                                                                  11,000   13,059,750
San Antonio Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/20                                                                   4,100    4,536,814
Spring Independent School District (GO) (PSF-GTD)
    5.000%, 08/15/19                                                                   5,000    5,456,900
Tarrant Regional Water District (RB)
    6.000%, 09/01/24                                                                   3,450    4,330,267
Texas A&M University (RB) Series B
    5.000%, 05/15/21                                                                   4,000    4,564,320
Texas A&M University Fund (RB)
    5.000%, 07/01/23                                                                   3,500    4,124,190
Texas State (GO) Series A
    5.000%, 03/01/25                                                                   5,000    5,945,300
Texas State (GO)
    5.000%, 04/01/19                                                                   4,500    4,864,635
    5.000%, 04/01/23                                                                  10,000   11,749,600
    5.000%, 10/01/23                                                                  15,345   18,160,194
Texas State (GO) Series A
    5.000%, 10/01/19                                                                   1,900    2,084,300
Texas Transportation Commission State Highway Fund (RB)
    5.250%, 04/01/26                                                                     300      368,544
Texas Transportation Commission State Highway Fund (RB) Series A
    5.000%, 04/01/19                                                                   5,000    5,409,650
    5.000%, 04/01/20                                                                   2,770    3,080,877
University of Texas System (The) (RB) Series J
    5.000%, 08/15/25                                                                   2,500    3,013,825
                                                                                             ------------
TOTAL TEXAS                                                                                   201,354,214
                                                                                             ------------
UTAH -- (1.6%)
Davis County (GO)
    4.000%, 02/01/18                                                                     350      360,507
Jordan School District (GO) (SCH BD GTY)
    5.000%, 06/15/17                                                                   1,070    1,086,211
North Davis County Sewer District (RB)
    3.000%, 03/01/21                                                                   2,135    2,260,325
Utah State (GO)
    5.000%, 07/01/22                                                                  11,285   13,189,569
Utah State (GO) Series C
    5.000%, 07/01/19                                                                   1,100    1,199,033

                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)      VALUE+
                                                                                     ------- ------------
UTAH -- (Continued)
Washington County School District Board of Education (GO) (SCH BD GTY)
    5.000%, 03/01/18                                                                 $ 1,500 $  1,564,980
    5.000%, 03/01/20                                                                   2,135    2,369,807
                                                                                             ------------
TOTAL UTAH                                                                                     22,030,432
                                                                                             ------------
VERMONT -- (0.3%)
Vermont State (GO) Series B
    5.000%, 08/15/23                                                                   1,270    1,512,532
Vermont State (GO) Series C
    4.000%, 08/15/23                                                                     225      254,196
Vermont State (GO) Series F
    5.000%, 08/15/17                                                                   1,500    1,533,375
    5.000%, 08/15/20                                                                   1,100    1,236,455
                                                                                             ------------
TOTAL VERMONT                                                                                   4,536,558
                                                                                             ------------
VIRGINIA -- (3.9%)
City of Hampton (GO) Series B (ST AID WITHHLDG)
    5.000%, 09/01/21                                                                   3,000    3,438,480
    5.000%, 09/01/22                                                                   2,050    2,391,878
City of Lynchburg (GO)
    5.000%, 02/01/20                                                                   1,390    1,537,535
City of Newport News (GO) Series A
    2.000%, 07/15/18                                                                     515      522,468
City of Norfolk (GO) Series C (ST AID WITHHLDG)
    5.000%, 10/01/19                                                                   2,505    2,746,607
City of Richmond (GO) Series A (ST AID WITHHLDG)
    5.000%, 03/01/21                                                                   1,370    1,554,895
City of Richmond (GO) Series B (ST AID WITHHLDG)
    5.000%, 07/15/26                                                                   3,635    4,422,923
City of Roanoke (GO) (ST AID WITHHLDG)
    4.000%, 04/01/20                                                                   1,000    1,079,140
Commonwealth of Virginia (GO) Series B
    4.000%, 06/01/23                                                                   2,500    2,817,925
Fairfax County (GO) Series A (ST AID WITHHLDG)
    5.000%, 10/01/19                                                                   2,500    2,745,975
    5.000%, 10/01/19                                                                   3,880    4,261,753
Fairfax County (GO) Series C (ST AID WITHHLDG)
    5.000%, 10/01/19                                                                   6,925    7,606,351
Loudoun County (GO) Series A (ST AID WITHHLDG)
    5.000%, 12/01/22                                                                   4,000    4,714,760

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)    VALUE+
                                                                                     ------ -----------
VIRGINIA -- (Continued)
Pittsylvania County (GO) (ST AID WITHHLDG)
    5.000%, 02/01/21                                                                 $  250 $   282,453
Spotsylvania County Water & Sewer System Revenue (RB)
    5.000%, 06/01/19                                                                  2,885   3,124,080
University of Virginia (RB) Series B
    5.000%, 08/01/21                                                                  6,250   7,182,625
Virginia Public School Authority (RB) Series D (ST AID WITHHLDG)
    5.250%, 08/01/18                                                                    500     531,210
Virginia Resources Authority (RB) Series B
    4.000%, 10/01/19                                                                  2,000   2,143,480
Virginia Resources Authority (RB) Series D
    5.000%, 11/01/20                                                                    745     841,328
                                                                                            -----------
TOTAL VIRGINIA                                                                               53,945,866
                                                                                            -----------
WASHINGTON -- (7.7%)
Benton County School District No. 400 Richland (GO) (SCH BD GTY)
    5.000%, 12/01/22                                                                  4,705   5,480,525
Central Puget Sound Regional Transit Authority (RB) Series P-1
    5.000%, 02/01/18                                                                    250     260,100
City of Seattle (GO)
    5.000%, 12/01/19                                                                  1,500   1,655,340
    5.000%, 12/01/20                                                                  2,745   3,108,712
City of Seattle Drainage & Wastewater Revenue (RB)
    5.000%, 09/01/20                                                                  3,665   4,117,004
City of Seattle Municipal Light & Power Revenue (RB)
    5.000%, 09/01/20                                                                    350     393,816
City of Seattle Municipal Light & Power Revenue (RB) Series A
    5.000%, 06/01/19                                                                  1,525   1,657,980
    5.000%, 06/01/22                                                                    310     361,373
City of Seattle Water System Revenue (RB)
    5.000%, 09/01/22                                                                  6,000   7,007,580
Clark County School District No. 119 Battleground (GO) (SCH BD GTY)
    4.000%, 12/01/21                                                                  1,000   1,102,250
    4.000%, 12/01/22                                                                  2,630   2,924,060
County of Kitsap WA (GO)
    5.000%, 06/01/21                                                                    200     227,062
King County (GO)
    5.000%, 01/01/21                                                                    425     481,640

                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)    VALUE+
                                                                                     ------ -----------
WASHINGTON -- (Continued)
King County (GO) Series A
    5.000%, 07/01/19                                                                 $1,110 $ 1,209,656
    5.000%, 07/01/20                                                                  2,650   2,969,484
King County (GO) Series E
    5.000%, 12/01/19                                                                  1,300   1,433,861
King County School District No. 210 (GO) (SCH BD GTY)
    2.000%, 12/01/18                                                                  1,200   1,218,828
King County School District No. 403 Renton (GO) (SCH BD GTY)
    5.000%, 12/01/19                                                                  1,150   1,264,034
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
    5.000%, 12/01/18                                                                  1,500   1,604,985
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
    5.000%, 12/01/23                                                                  3,500   4,159,540
King County School District No. 412 (GO) (SCH BD GTY)
    4.000%, 12/01/21                                                                  1,000   1,101,760
North Thurston Public Schools (GO) (SCH BD GTY)
    5.000%, 12/01/20                                                                  2,880   3,246,682
Skagit County School District No. 103 (GO) (SCH BD GTY)
    5.000%, 12/01/19                                                                  1,925   2,113,631
    5.000%, 12/01/20                                                                  2,245   2,526,366
Snohomish County Public Utility District No. 1 (RB)
    5.000%, 12/01/19                                                                  1,655   1,820,566
Snohomish County School District No. 15 Edmonds (GO) (SCH BD GTY)
    5.000%, 12/01/20                                                                  2,555   2,884,365
Snohomish County School District No. 6 Mukilteo (GO) (SCH BD GTY)
    5.000%, 12/01/18                                                                  2,000   2,139,600
Spokane County (GO)
    5.000%, 12/01/22                                                                  1,025   1,192,106
Tacoma Metropolitan Park District (GO) Series B
    5.000%, 12/01/21                                                                    150     172,022
Thurston County School District No. 111 (GO) (SCH BD GTY)
    5.000%, 12/01/21                                                                    425     488,032
University of Washington (RB) Series A
    5.000%, 07/01/22                                                                  6,505   7,573,576
Washington State (GO) Series 2010A
    5.000%, 08/01/18                                                                    500     529,595

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)      VALUE+
                                                                                     ------ --------------
WASHINGTON -- (Continued)
Washington State (GO) Series 2013A
    5.000%, 08/01/21                                                                 $  225 $      257,627
Washington State (GO) Series A
    5.000%, 08/01/23                                                                    750        885,390
Washington State (GO) Series C
    5.000%, 07/01/17                                                                    300        305,220
Washington State (GO) Series D
    5.000%, 02/01/19                                                                    900        967,752
Washington State (GO) Series E
    5.000%, 02/01/19                                                                  2,000      2,150,560
Washington State (GO) Series R-2012C
    4.000%, 07/01/21                                                                  1,610      1,772,481
Washington State (GO) Series R-2012D
    5.000%, 07/01/20                                                                  5,000      5,595,700
Washington State (GO) Series R-2013A
    5.000%, 07/01/21                                                                  7,000      8,003,240
Washington State (GO) Series R-2015
    5.000%, 07/01/18                                                                  1,000      1,056,050
    5.000%, 07/01/22                                                                  3,720      4,333,168
Washington State (GO) Series R-2015C
    5.000%, 07/01/20                                                                  2,000      2,238,280
Washington State (GO) Series R-2015E
    5.000%, 07/01/21                                                                  5,000      5,716,600
Washington State (GO) Series R-C
    5.000%, 07/01/19                                                                  1,750      1,905,365
Washington State (GO) Series R-D
    5.000%, 07/01/23                                                                  3,800      4,480,200
                                                                                            --------------
TOTAL WASHINGTON                                                                               108,093,764
                                                                                            --------------
WEST VIRGINIA -- (0.8%)
Jefferson County Board of Education (GO) (WV BD COMM)
    4.000%, 05/01/20                                                                    130        139,566
West Virginia State (GO) Series A
    5.000%, 06/01/19                                                                  9,525     10,332,625
                                                                                            --------------
TOTAL WEST VIRGINIA                                                                             10,472,191
                                                                                            --------------
WISCONSIN -- (1.7%)
City of Milwaukee (GO) Series N1
    5.000%, 02/01/19                                                                  6,220      6,685,691
City of Oshkosh (GO) Series B
    3.000%, 12/01/23                                                                    445        468,314
Oregon School District (GO)
    3.000%, 03/01/21                                                                    430        452,622

                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)      VALUE+
                                                                                     ------ --------------
WISCONSIN -- (Continued)
Sun Prairie Area School District (GO)
    4.000%, 03/01/20                                                                 $  570 $      611,633
Wisconsin State (GO) Series 1 (AMBAC)
    5.000%, 05/01/19                                                                  2,150      2,330,858
Wisconsin State (GO) Series 2
    5.000%, 11/01/20                                                                  5,610      6,333,185
Wisconsin State (GO) Series 3
    5.000%, 11/01/22                                                                  3,110      3,637,767
Wisconsin State (GO) Series C
    5.000%, 05/01/20                                                                  3,295      3,673,233
                                                                                            --------------
TOTAL WISCONSIN                                                                                 24,193,303
                                                                                            --------------
TOTAL MUNICIPAL BONDS                                                                        1,402,589,083
                                                                                            --------------
TOTAL INVESTMENT SECURITIES                                                                  1,402,589,083
                                                                                            --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,397,987,110)^^                                                                   $1,402,589,083
                                                                                            ==============

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------
                                                             LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                                             ------- -------------- ------- --------------
Municipal Bonds                                                --    $1,402,589,083   --    $1,402,589,083
                                                               --    --------------   --    --------------
TOTAL                                                          --    $1,402,589,083   --    $1,402,589,083
                                                               ==    ==============   ==    ==============

              DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                                             FACE
                                                                                            AMOUNT
                                                                                            (000)     VALUE+
                                                                                            ------- -----------
MUNICIPAL BONDS -- (100.0%)

CALIFORNIA -- (100.0%)
Alameda County Transportation Authority (RB)
           3.000%, 03/01/17                                                                 $ 4,500 $ 4,508,100
           5.000%, 03/01/20                                                                   4,500   4,992,030
Anaheim Union High School District (GO)
           5.000%, 08/01/17                                                                   1,650   1,684,122
           5.000%, 08/01/19                                                                     400     435,796
Bay Area Toll Authority (RB)
           4.000%, 04/01/18                                                                   4,430   4,583,499
           5.000%, 04/01/19                                                                     775     838,325
Bay Area Toll Authority (RB) Series F-1
(currency) 5.000%, 04/01/34
           (Pre-refunded @ $100, 4/1/18)                                                      9,585  10,030,894
(currency) 5.000%, 04/01/34
           (Pre-refunded @ $100, 4/1/19)                                                      1,000   1,081,710
(currency) 5.125%, 04/01/39
           (Pre-refunded @ $100, 4/1/19)                                                      8,125   8,810,506
(currency) 5.625%, 04/01/44
           (Pre-refunded @ $100, 4/1/19)                                                     11,500  12,592,500
Bay Area Toll Authority (RB) Series F-2
           4.000%, 04/01/21                                                                     500     549,595
Berkeley Unified School District (GO) Series A
           4.000%, 08/01/19                                                                     500     534,050
Berkeley Unified School District (GO) Series D
           5.000%, 08/01/23                                                                     295     349,044
Berryessa Union School District (GO) (AMBAC)
           5.375%, 08/01/18                                                                     380     404,597
California Educational Facilities Authority (RB) Series A
           5.000%, 01/01/18                                                                   1,020   1,057,852
           4.000%, 11/01/19                                                                     850     908,098
California Health Facilities Financing Authority (RB)
(currency) 6.500%, 10/01/38
           (Pre-refunded @ $100, 10/1/18)                                                    17,230  18,771,913
California Health Facilities Financing Authority (RB) Series C
(currency) 6.500%, 10/01/33
           (Pre-refunded @ $100, 10/1/18)                                                     9,650  10,513,578
California State (GO)
           5.000%, 03/01/17                                                                   7,500   7,525,575
California State (GO)
           4.000%, 08/01/17                                                                   1,750   1,778,368
           5.000%, 08/01/17                                                                     700     714,798
           4.000%, 09/01/17                                                                     425     432,994
           5.000%, 09/01/17                                                                   3,500   3,585,995

                                                                                             FACE
                                                                                            AMOUNT
                                                                                            (000)     VALUE+
                                                                                            ------- -----------
CALIFORNIA -- (Continued)
           5.000%, 09/01/17                                                                 $ 3,850 $ 3,944,594
           5.000%, 09/01/17                                                                   2,595   2,658,759
           5.000%, 11/01/17                                                                     800     825,000
           5.000%, 02/01/18                                                                   5,220   5,434,594
           5.000%, 02/01/18                                                                   1,000   1,041,110
           5.500%, 04/01/18                                                                  15,445  16,269,145
           5.000%, 08/01/18                                                                   5,000   5,302,100
           5.000%, 08/01/18                                                                   2,200   2,332,924
           5.000%, 09/01/18                                                                   4,500   4,785,435
           5.000%, 09/01/18                                                                     250     265,858
           5.000%, 02/01/19                                                                   7,940   8,542,646
           5.000%, 04/01/19                                                                   4,750   5,137,030
           5.500%, 04/01/19                                                                  10,495  11,461,799
           5.000%, 09/01/19                                                                   1,000   1,094,820
           5.000%, 10/01/19                                                                   1,500   1,646,340
           5.000%, 10/01/19                                                                   5,000   5,487,800
           5.000%, 10/01/19                                                                   5,340   5,860,970
           5.000%, 11/01/19                                                                   2,955   3,250,470
           5.000%, 02/01/20                                                                  12,870  14,256,099
           5.000%, 04/01/20                                                                     325     361,582
           5.000%, 04/01/20                                                                   3,705   4,122,035
           5.000%, 08/01/20                                                                   2,415   2,710,475
           5.000%, 09/01/20                                                                     700     787,108
           5.000%, 10/01/20                                                                   3,410   3,842,661
           5.000%, 10/01/20                                                                   1,610   1,814,277
           5.000%, 10/01/20                                                                   1,580   1,780,470
           5.000%, 11/01/20                                                                   8,000   9,031,280
           5.000%, 02/01/21                                                                   1,575   1,787,956
           5.000%, 02/01/21                                                                     650     737,887
           5.000%, 04/01/21                                                                     795     905,783
           5.000%, 08/01/21                                                                   7,500   8,605,125
           5.000%, 09/01/21                                                                   6,200   7,126,838
           5.000%, 03/01/22                                                                   1,075   1,246,301
           5.000%, 04/01/22                                                                   1,800   2,089,386
           5.250%, 09/01/22                                                                   3,000   3,550,380
           5.250%, 10/01/22                                                                     500     592,730
California State (GO) (AMBAC)
           6.000%, 02/01/17                                                                   1,000   1,000,000
           6.000%, 04/01/17                                                                   4,000   4,034,560
California State (GO) Series A (ETM)
           5.000%, 07/01/19                                                                   6,955   7,588,114
California State (GO) Series B
           5.000%, 09/01/17                                                                   1,200   1,229,484
           5.000%, 09/01/18                                                                   3,000   3,190,290
           5.000%, 09/01/20                                                                   3,600   4,047,984
           5.000%, 09/01/21                                                                     840     965,572
California State Department of Water Resources (RB) Series AS
           5.000%, 12/01/22                                                                   3,355   3,958,564

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                                             FACE
                                                                                            AMOUNT
                                                                                            (000)     VALUE+
                                                                                            ------- -----------
CALIFORNIA -- (Continued)
California State Department of Water Resources (RB) Series AS (ETM)
           5.000%, 12/01/22                                                                 $    35 $    41,063
California State Department of Water Resources Power Supply Revenue (RB) Series L
           5.000%, 05/01/17                                                                  10,405  10,514,461
           5.000%, 05/01/18                                                                   2,680   2,813,920
           5.000%, 05/01/19                                                                   2,610   2,833,781
           5.000%, 05/01/20                                                                   2,575   2,876,687
California State Department of Water Resources Power Supply Revenue (RB) Series M
           5.000%, 05/01/18                                                                     500     524,985
           4.000%, 05/01/19                                                                   1,515   1,611,415
California State Department of Water Resources Power Supply Revenue (RB) Series O
           5.000%, 05/01/21                                                                  11,505  13,159,764
California State Public Works Board (RB) (ETM)
           5.000%, 09/01/21                                                                   1,050   1,209,474
California State University (RB) Series A
           5.000%, 11/01/17                                                                   1,000   1,031,400
           5.000%, 11/01/17                                                                   1,700   1,753,380
           5.000%, 11/01/17                                                                   2,000   2,062,800
           5.000%, 11/01/18                                                                     150     160,349
           5.000%, 11/01/18                                                                   1,000   1,068,990
           5.000%, 11/01/19                                                                   3,660   4,033,247
           5.000%, 11/01/19                                                                   1,000   1,101,980
(currency) 5.250%, 11/01/34
           (Pre-refunded @ $100, 5/1/19)                                                      9,275  10,121,529
California Statewide Communities Dev. Authority (RB)
(currency) 5.250%, 12/01/27
           (Pre-refunded @ $100, 12/1/17)                                                     3,605   3,733,698
(currency) 6.000%, 05/15/40
           (Pre-refunded @ $100, 5/15/18)                                                     9,090   9,677,668
(currency) 6.000%, 07/01/40
           (Pre-refunded @ $100, 1/1/19)                                                      6,135   6,688,438
California Statewide Communities Dev. Authority (RB) (AGM) (ETM)
           5.250%, 07/01/17                                                                   4,700   4,785,023
California Statewide Communities Dev. Authority (RB) (CA MTG INS)
(currency) 5.750%, 08/15/38
           (Pre-refunded @ $100, 8/15/18)                                                     3,000   3,215,820
California Statewide Communities Dev. Authority (RB) (FHA INS)
(currency) 6.625%, 08/01/29
           (Pre-refunded @ $100, 8/1/19)                                                      2,225   2,519,590

                                                                                             FACE
                                                                                            AMOUNT
                                                                                            (000)     VALUE+
                                                                                            ------- -----------
CALIFORNIA -- (Continued)
Central Marin Sanitation Agency (RB)
           3.000%, 09/01/19                                                                 $ 1,160 $ 1,211,632
Chabot-Las Positas Community College District (GO)
           4.000%, 08/01/22                                                                   3,050   3,387,727
Chino Basin Regional Financing Authority (RB) Series A
           4.000%, 08/01/17                                                                   1,000   1,015,860
Chino Valley Unified School District (GO) Series A
           4.000%, 08/01/17                                                                     500     508,005
Chula Vista Elementary School District (GO)
           4.000%, 08/01/17                                                                     500     507,880
City & County of San Francisco (GO) Series A
           4.000%, 06/15/18                                                                     620     645,439
           4.750%, 06/15/19                                                                     650     704,951
           5.000%, 06/15/20                                                                     750     841,373
City & County of San Francisco (GO) Series C
           5.000%, 06/15/17                                                                     270     274,201
City & County of San Francisco (GO) Series R1
           5.000%, 06/15/17                                                                   7,600   7,718,256
           5.000%, 06/15/20                                                                     865     970,383
           5.000%, 06/15/21                                                                     250     287,075
City of Berkeley (GO)
           2.000%, 07/27/17                                                                  11,750  11,812,392
City of Long Beach Harbor Revenue (RB) Series B
           5.000%, 05/15/19                                                                     815     884,919
City of Long Beach Harbor Revenue (RB) Series C
           5.000%, 11/15/18                                                                   8,360   8,946,370
City of Los Angeles (GO) Series A
           5.000%, 09/01/20                                                                   9,400  10,576,786
City of Los Angeles (GO) Series B
           5.000%, 09/01/18                                                                   7,000   7,436,030
           5.000%, 09/01/21                                                                   1,250   1,436,863
City of Los Angeles (RAN) Series A
           2.000%, 03/30/17                                                                   6,000   6,012,780
City of Los Angeles Department of Airports (RB) (BHAC-CR)
(currency) 5.250%, 05/15/38
           (Pre-refunded @ $100, 5/15/18)                                                    28,500  30,051,540
City of Los Angeles Solid Waste Resources Revenue (RB) Series B
           5.000%, 02/01/18                                                                   1,015   1,055,691

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                                     FACE
                                                                                    AMOUNT
                                                                                    (000)     VALUE+
                                                                                    ------- -----------
CALIFORNIA -- (Continued)
City of Los Angeles Wastewater System Revenue (RB) Series 2013-B
                  5.000%, 06/01/21                                                  $ 1,400 $ 1,606,458
City of Sacramento Unified School District (GO)
                  5.000%, 07/01/24                                                    1,375   1,634,861
City of San Francisco Public Utilities Commission Wastewater Revenue (RB) Series A
                  5.000%, 10/01/18                                                      800     852,024
City of San Francisco Public Utilities Commission Water Revenue (RB)
                  5.000%, 11/01/20                                                    3,825   4,327,031
                  4.000%, 11/01/22                                                    3,000   3,363,810
                  5.000%, 11/01/23                                                    1,835   2,188,329
City of Torrance (GO) (TRANS)
                  2.000%, 07/06/17                                                   25,450  25,568,851
City of Tulare Sewer Revenue (RB) (AGM)
                  3.000%, 11/15/19                                                      200     208,202
Colton Joint Unified School District (GO) (AGM)
                  4.000%, 08/01/20                                                    1,000   1,084,090
Conejo Valley Unified School District (GO)
                  4.000%, 08/01/18                                                      700     730,114
Contra Costa Water District (RB) Series Q
                  5.000%, 10/01/18                                                      705     750,966
                  5.000%, 10/01/19                                                    1,345   1,477,335
Desert Community College District (GO)
                  5.000%, 08/01/21                                                      665     759,257
Desert Sands Unified School District (GO)
                  4.000%, 08/01/18                                                    1,375   1,436,449
Downey Unified School District (GO) Series A
                  3.000%, 08/01/17                                                    1,785   1,804,778
Dublin Unified School District (GO)
                  5.000%, 02/01/19                                                   11,775  12,646,939
East Bay Municipal Utility District Wastewater System Revenue (RB) Series A (AMBAC)
(currency)        5.000%, 06/01/33
                  (Pre-refunded @ $100, 6/1/17)                                       2,520   2,554,877
East Bay Municipal Utility District Water System Revenue (RB) Series A (NATL-RE)
(currency)        5.000%, 06/01/32
                  (Pre-refunded @ $100, 6/1/17)                                       4,000   4,055,360

                                                                                     FACE
                                                                                    AMOUNT
                                                                                    (000)     VALUE+
                                                                                    ------- -----------
CALIFORNIA -- (Continued)
East Bay Regional Park District (GO) Series A
                  4.000%, 09/01/21                                                  $   210 $   232,063
East Side Union High School District (GO)
                  2.000%, 08/01/18                                                    1,215   1,232,982
                  2.000%, 08/01/20                                                    1,055   1,075,066
Eastern Municipal Water District Series H
(currency)        5.000%, 07/01/33
                  (Pre-refunded @ $100, 7/1/18)                                       3,350   3,534,820
El Rancho Unified School District (GO) (AGM)
                  4.000%, 08/01/20                                                      780     844,483
Folsom Cordova Unified School District School Facilities Improvement Dist No. 2 (GO)
                  5.000%, 10/01/17                                                      845     868,398
Fontana Unified School District (GO)
                  5.000%, 08/01/18                                                    3,140   3,323,439
                  5.000%, 08/01/19                                                    1,285   1,402,321
                  4.000%, 08/01/20                                                    3,620   3,932,153
                  4.000%, 08/01/21                                                      530     583,016
Foothill-De Anza Community College District (GO)
                  4.000%, 08/01/19                                                      550     587,312
Fremont Unified School District/Alameda County (GO)
                  5.000%, 08/01/18                                                      750     794,393
Fremont Union High School District (GO)
                  5.000%, 08/01/20                                                    1,000   1,125,640
Fresno Unified School District (GO) Series A (AGM)
                  4.000%, 08/01/17                                                    1,820   1,848,683
Gilroy Unified School District (GO) (AGM)
                  4.000%, 08/01/23                                                    1,900   2,113,218
Glendora Unified School District (GO)
                  4.000%, 08/01/18                                                      890     928,831
Grossmont Union High School District (GO)
                  4.000%, 08/01/20                                                    2,420   2,640,777
Kern County (RAN)
                  2.000%, 03/15/17                                                    1,500   1,502,370
                  3.000%, 05/15/17                                                    6,500   6,542,315
Livermore Valley Joint Unified School District (GO)
                  5.000%, 08/01/20                                                      800     897,008
Los Altos Elementary School District (GO)
                  5.000%, 08/01/19                                                      975   1,066,543

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                         FACE
                                                                        AMOUNT
                                                                        (000)     VALUE+
                                                                        ------- -----------
CALIFORNIA -- (Continued)
           4.000%, 08/01/21                                             $ 1,550 $ 1,712,828
Los Angeles Community College District (GO)
           5.000%, 08/01/21                                               2,890   3,325,321
Los Angeles Community College District (GO) Series A
           5.000%, 08/01/20                                              10,000  11,256,400
           5.000%, 08/01/21                                               1,875   2,157,431
Los Angeles Community College District (GO) Series C
           5.000%, 08/01/20                                               1,025   1,153,781
Los Angeles Community College District (GO) Series F-1
(currency) 5.000%, 08/01/33
           (Pre-refunded @ $100, 8/1/18)                                  3,375   3,574,226
Los Angeles Community College District (GO) Series G
           5.000%, 08/01/23                                               3,350   3,995,210
Los Angeles Convention & Exhibit Center Authority (RB) Series A (ETM)
           5.000%, 08/15/17                                               1,125   1,149,851
Los Angeles County (GO) (TRANS)
           3.000%, 06/30/17                                              16,500  16,650,810
Los Angeles County Metropolitan Transportation Authority (RB) Series A
           5.000%, 07/01/17                                               5,450   5,544,830
           5.000%, 07/01/18                                               4,650   4,914,678
           5.000%, 07/01/19                                               4,000   4,368,160
           5.000%, 07/01/20                                               3,085   3,465,720
Los Angeles County Metropolitan Transportation Authority (RB) Series C
           5.000%, 07/01/21                                               1,400   1,604,512
Los Angeles Department of Water (RB) Series A
           4.000%, 07/01/17                                               1,100   1,114,553
Los Angeles Department of Water (RB) Series B
           5.000%, 07/01/19                                               1,000   1,091,280
Los Angeles Department of Water & Power (RB) Series A
           4.000%, 07/01/17                                                 840     850,937
           5.000%, 07/01/18                                                 125     131,933
           5.000%, 07/01/18                                               2,375   2,506,718
           5.000%, 07/01/19                                               2,990   3,262,927
           5.000%, 07/01/21                                               2,000   2,296,760
           5.000%, 07/01/21                                               1,750   2,009,665
Los Angeles Municipal Improvement Corp. (RB) Series A
           5.000%, 03/01/17                                               4,300   4,314,276

                                                                         FACE
                                                                        AMOUNT
                                                                        (000)     VALUE+
                                                                        ------- -----------
CALIFORNIA -- (Continued)
Los Angeles Unified School District (GO) Series A
           5.000%, 07/01/19                                             $ 3,590 $ 3,917,695
Los Angeles Unified School District (GO) Series A
           4.000%, 07/01/18                                               1,000   1,042,360
           5.000%, 07/01/18                                               1,000   1,056,340
Los Angeles Unified School District (GO) Series A-1
           5.000%, 07/01/18                                                 500     528,170
Los Angeles Unified School District (GO) Series A-1 (FGIC)
           5.500%, 07/01/18                                               2,745   2,918,841
Los Angeles Unified School District (GO) Series A-2
           5.000%, 07/01/21                                               2,200   2,526,436
Los Angeles Unified School District (GO) Series B
           5.000%, 07/01/17                                               1,750   1,780,818
           5.000%, 07/01/22                                               1,350   1,579,365
Los Angeles Unified School District (GO) Series C
           2.000%, 07/01/17                                               2,800   2,814,896
           5.000%, 07/01/20                                                 500     561,345
           5.000%, 07/01/23                                               2,000   2,375,200
Los Angeles Unified School District (GO) Series KRY
           5.000%, 07/01/19                                               3,390   3,699,439
Manhattan Beach Unified School District (GO) Series F
           4.000%, 09/01/21                                                 500     552,995
Metropolitan Water District of Southern California (RB) Series C
           5.000%, 07/01/17                                               1,220   1,241,130
Mount Diablo Unified School District (GO)
           5.000%, 02/01/19                                                 500     538,260
New Haven Unified School District (GO) (AGM)
           12.000%, 08/01/17                                              2,965   3,128,549
           4.000%, 08/01/19                                               1,430   1,525,195
New Haven Unified School District (GO) Series B (BAM)
           5.000%, 08/01/21                                               3,100   3,549,531
Newhall School District (GO)
           --%, 08/01/18                                                  6,995   6,869,020
Oakland-Alameda County Coliseum Authority (RB) Series A
           5.000%, 02/01/17                                               3,700   3,700,000
Orange County Sanitation District (CP) Series B (AGM)
(currency) 5.000%, 02/01/25
           (Pre-refunded @ $100, 2/1/17)                                  1,200   1,200,000

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                                             FACE
                                                                                            AMOUNT
                                                                                            (000)    VALUE+
                                                                                            ------ ----------
CALIFORNIA -- (Continued)
Orange County Sanitation District (RB) Series A
           5.000%, 02/01/24                                                                 $5,295 $6,338,486
Palm Springs Unified School District (GO) Series D
           2.000%, 08/01/18                                                                  3,360  3,411,206
           3.000%, 08/01/20                                                                  2,185  2,302,291
Palomar Community College District (GO)
           5.000%, 05/01/23                                                                    715    846,295
Pasadena Area Community College District (GO) Series D
           5.000%, 08/01/17                                                                    250    255,235
Pasadena Unified School District (GO)
           5.000%, 05/01/20                                                                    550    612,392
Peralta Community College District (GO)
           5.000%, 08/01/17                                                                  1,000  1,020,680
           5.000%, 08/01/18                                                                  1,000  1,059,340
           5.000%, 08/01/19                                                                  2,220  2,423,263
Peralta Community College District (GO) Series B
           5.000%, 08/01/17                                                                  1,260  1,286,057
           5.000%, 08/01/22                                                                  1,845  2,152,543
Poway Unified School District (GO)
           3.250%, 08/01/18                                                                  1,350  1,393,929
Riverside County Transportation Commission (RB) Series A
           5.000%, 06/01/18                                                                    500    526,580
Sacramento Municipal Utility District (RB) Series B
           5.000%, 08/15/17                                                                  1,000  1,022,140
Sacramento Municipal Utility District (RB) Series U (AGM)
           5.000%, 08/15/17                                                                    620    633,727
Sacramento Municipal Utility District (RB) Series X
           5.000%, 08/15/21                                                                    750    858,248
San Diego County Regional Transportation Commission (RB) Series A
           4.000%, 04/01/18                                                                    425    439,977
           5.000%, 04/01/18                                                                  1,285  1,345,087
San Diego County Water Authority Financing Corp. (CP) Series 2008 A-COPS (AGM)
(currency) 5.000%, 05/01/28
           (Pre-refunded @ $100, 5/1/18)                                                     5,810  6,102,533
San Diego County Water Authority Financing Corp. (RB)
           5.000%, 05/01/20                                                                  1,385  1,549,607
           5.000%, 05/01/21                                                                    550    630,570

                                                                                             FACE
                                                                                            AMOUNT
                                                                                            (000)    VALUE+
                                                                                            ------ ----------
CALIFORNIA -- (Continued)
San Diego Public Facilities Financing Authority Sewer Revenue (RB)
           5.000%, 05/15/22                                                                 $4,425 $5,164,639
San Diego Public Facilities Financing Authority Sewer Revenue (RB) Series A
           5.000%, 05/15/18                                                                    350    367,941
San Diego Public Facilities Financing Authority Sewer Revenue (RB) Series B
           5.000%, 05/15/18                                                                  3,650  3,837,099
San Diego Public Facilities Financing Authority Water Revenue (RB) Series A (ETM)
           5.000%, 08/01/18                                                                  1,260  1,334,378
San Diego Unified School District (GO) Series R-3
           5.000%, 07/01/17                                                                  2,200  2,238,104
           5.000%, 07/01/23                                                                  2,000  2,361,940
San Francisco Bay Area Rapid Transit District (GO) Series B
(currency) 5.000%, 08/01/27
           (Pre-refunded @ $100, 8/1/17)                                                     5,085  5,190,412
San Francisco Bay Area Rapid Transit District (GO) Series C
           4.000%, 08/01/19                                                                    300    320,964
San Francisco Bay Area Rapid Transit District (RB)
           4.000%, 07/01/18                                                                  1,000  1,042,070
San Francisco Community College District (GO)
           5.000%, 06/15/18                                                                  5,000  5,273,550
           5.000%, 06/15/20                                                                  1,400  1,563,198
           5.000%, 06/15/22                                                                  2,000  2,324,840
San Francisco Community College District (GO) Series C
           4.000%, 06/15/18                                                                    485    504,967
San Francisco Unified School District (GO)
           5.000%, 06/15/18                                                                  1,720  1,813,860
           5.000%, 06/15/21                                                                  2,200  2,513,214
San Francisco Unified School District (GO) Series E
           5.000%, 06/15/18                                                                  1,500  1,581,855
San Francisco Unified School District (GO) Series F&C
           2.000%, 06/15/22                                                                  1,750  1,767,815
San Jose Evergreen Community College District (GO)
           5.000%, 09/01/21                                                                    250    287,493
San Juan Unified School District (GO) Series B
           2.000%, 08/01/17                                                                  1,000  1,006,160

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                                              FACE
                                                                                             AMOUNT
                                                                                             (000)      VALUE+
                                                                                             ------- ------------
CALIFORNIA -- (Continued)
San Leandro Unified School District (GO) Series B
                      4.000%, 08/01/21                                                       $   265 $    290,543
San Mateo County Community College District (GO)
                      4.000%, 09/01/18                                                           775      811,797
                      4.000%, 09/01/21                                                         1,310    1,451,297
San Ramon Valley Unified School District (GO)
                      4.000%, 08/01/21                                                         4,225    4,661,104
Santa Clara County (GO) Series B
                      5.000%, 08/01/18                                                         5,000    5,294,400
Santa Clara County Financing Authority (RB) Series A
                      5.000%, 02/01/19                                                         3,610    3,875,082
Santa Clara Unified School District (GO)
                      5.000%, 07/01/17                                                        10,480   10,661,094
Santa Clara Valley Transportation Authority (RB) Series B
                      5.000%, 04/01/18                                                         8,215    8,599,133
Santa Margarita-Dana Point Authority (RB) Series B (GO OF DIST)
                      4.000%, 08/01/17                                                         1,000    1,015,660
Santa Monica Community College District (GO) Series A
                      5.000%, 08/01/19                                                           315      344,084
Saugus Union School District School Facilities Improvement District No. 2014-1 (GO) Series A
                      5.000%, 08/01/17                                                         1,580    1,613,085
Solano County Community College District (GO) Series A
                      5.000%, 08/01/17                                                           615      627,718
Sonoma County (RB) Series C
                      5.000%, 09/01/19                                                         6,035    6,613,696
South San Francisco Unified School District (GO) Series G (ETM)
                      3.500%, 07/01/18                                                        27,075   28,001,506
Southern California Public Power Authority (RB)
                      5.000%, 07/01/18                                                         1,135    1,198,288
                      5.000%, 07/01/18                                                         1,475    1,557,246
                      5.000%, 07/01/20                                                         1,175    1,316,235
Southwestern Community College District (GO)
                      5.000%, 08/01/19                                                         2,230    2,431,302
Southwestern Community College District (GO) Series A
                      5.500%, 08/01/17                                                           275      281,435
Sweetwater Union High School District (GO) (ETM)
                      5.000%, 01/01/18                                                         1,750    1,814,628

                                                                                              FACE
                                                                                             AMOUNT
                                                                                             (000)      VALUE+
                                                                                             ------- ------------
CALIFORNIA -- (Continued)
Tamalpais Union High School District (GO)
                      4.000%, 02/01/17                                                       $   500 $    500,000
Tustin Unified School District (GO)
(currency)            6.000%, 08/01/36
                      (Pre-refunded @ $100, 8/1/21)                                            1,500    1,785,840
Union Elementary School District (GO) Series A
                      3.000%, 09/01/18                                                         1,130    1,164,928
University of California (RB) Series O
(currency)            5.750%, 05/15/25
                      (Pre-refunded @ $100, 5/15/19)                                           2,000    2,205,740
University of California (RB) Series Q
(currency)            5.250%, 05/15/23
                      (Pre-refunded @ $101, 5/15/17)                                           1,000    1,022,740
Ventura County (GO) (TRANS)
                      2.000%, 07/01/17                                                        31,095   31,248,609
West Contra Costa Unified School District (GO) (AGM)
                      5.000%, 08/01/17                                                         1,585    1,617,778
                      5.000%, 08/01/18                                                         1,415    1,497,664
                      5.000%, 08/01/20                                                           820      917,055
                      5.000%, 08/01/21                                                         2,350    2,682,008
West Contra Costa Unified School District (GO) (ASSURED GTY)
                      5.000%, 08/01/17                                                           550      561,374
West Contra Costa Unified School District (GO) Series A
                      4.000%, 08/01/18                                                         2,135    2,228,150
West Contra Costa Unified School District (GO) Series B
                      6.000%, 08/01/21                                                         1,000    1,184,350
Westlands Water District (RB) Series A (AGM)
                      4.000%, 09/01/20                                                         1,045    1,131,484
Whittier Union High School District (GO) Series C
                      2.000%, 08/01/18                                                         1,480    1,501,904
Yolo County Washington Unified School District (GO)
                      4.000%, 08/01/20                                                         1,000    1,087,650
Yosemite Community College District (GO)
                      1.000%, 08/01/17                                                         1,850    1,852,276
                                                                                                     ------------
TOTAL MUNICIPAL BONDS                                                                                 904,251,411
                                                                                                     ------------
TOTAL INVESTMENT SECURITIES                                                                           904,251,411
                                                                                                     ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $903,271,197)^^                                                                              $904,251,411
                                                                                                     ============

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------
                                                             LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                                             ------- ------------ ------- ------------
Municipal Bonds                                                --    $904,251,411   --    $904,251,411
                                                               --    ------------   --    ------------
TOTAL                                                          --    $904,251,411   --    $904,251,411
                                                               ==    ============   ==    ============

           DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                                             FACE
                                                                                            AMOUNT
                                                                                            (000)    VALUE+
                                                                                            ------ ----------
MUNICIPAL BONDS -- (100.0%)

CALIFORNIA -- (100.0%)
Albany Unified School District (GO)
           4.000%, 08/01/21                                                                 $  240 $  264,007
Alhambra Unified School District (GO) Series A (ASSURED GTY)
           5.250%, 08/01/18                                                                    375    398,584
Alum Rock Union Elementary School District (GO) Series A
           5.000%, 09/01/21                                                                    730    833,237
Amador County Unified School District (GO)
           4.000%, 08/01/19                                                                    385    409,944
Anaheim Public Financing Authority (RB)
           5.000%, 08/01/17                                                                    500    510,265
Anaheim Union High School District (GO)
           5.000%, 08/01/19                                                                    855    931,514
Antelope Valley Community College District (GO) Series A
           5.000%, 08/01/24                                                                    850  1,014,262
Antelope Valley Union High School District (GO)
           4.000%, 08/01/21                                                                    500    548,650
           5.000%, 08/01/22                                                                  1,650  1,913,802
Azusa Unified School District (GO)
           5.000%, 07/01/21                                                                    425    485,325
Baldwin Park Unified School District (GO) (AGM)
           5.000%, 08/01/17                                                                    100    102,073
Bay Area Toll Authority (RB)
           4.000%, 04/01/18                                                                    500    517,325
Bay Area Toll Authority (RB) Series F-1
(currency) 5.000%, 04/01/34
           (Pre-refunded @ $100, 4/1/18)                                                     1,600  1,674,432
(currency) 5.125%, 04/01/39
           (Pre-refunded @ $100, 4/1/19)                                                     3,450  3,741,076
Berkeley Unified School District (GO)
           5.000%, 08/01/19                                                                    325    355,092
Berkeley Unified School District (GO) Series D
           5.000%, 08/01/23                                                                    600    709,920
Berryessa Union School District (GO) (AMBAC)
           5.375%, 08/01/18                                                                    200    212,946
Buena Park School District (GO) (AGM)
           2.500%, 08/01/21                                                                     75     77,618
Butte-Glenn Community College District (GO)
           2.500%, 08/01/20                                                                    550    570,180

                                                                                             FACE
                                                                                            AMOUNT
                                                                                            (000)    VALUE+
                                                                                            ------ ----------
CALIFORNIA -- (Continued)
California Health Facilities Financing Authority (RB) Series C
(currency) 6.500%, 10/01/33
           (Pre-refunded @ $100, 10/1/18)                                                   $1,000 $1,089,490
California State (GO)
           5.000%, 02/01/18                                                                  1,150  1,197,276
           5.000%, 09/01/18                                                                    575    611,472
           5.000%, 10/01/18                                                                    250    266,603
           5.000%, 04/01/19                                                                  2,000  2,162,960
           5.500%, 04/01/19                                                                  2,605  2,844,973
           5.000%, 09/01/19                                                                  1,795  1,965,202
           3.125%, 10/01/19                                                                    100    104,865
           5.000%, 10/01/19                                                                    500    548,780
           5.000%, 10/01/19                                                                  1,000  1,097,560
           4.000%, 11/01/19                                                                    135    144,870
           5.000%, 11/01/19                                                                    835    918,492
           5.000%, 02/01/20                                                                  1,200  1,329,240
           5.250%, 02/01/20                                                                    500    557,505
           5.000%, 04/01/20                                                                    900  1,001,304
           5.000%, 09/01/20                                                                  1,000  1,124,440
           5.000%, 10/01/20                                                                  1,375  1,549,460
           5.000%, 10/01/20                                                                  4,040  4,552,595
           5.000%, 11/01/20                                                                    750    846,683
           4.000%, 12/01/20                                                                    750    820,658
           5.000%, 12/01/20                                                                  1,240  1,402,812
           5.000%, 02/01/21                                                                    700    794,647
           5.000%, 04/01/21                                                                    475    541,191
           5.000%, 08/01/21                                                                    750    860,512
           5.000%, 08/01/21                                                                  2,500  2,868,375
           5.000%, 09/01/21                                                                  3,705  4,258,860
           5.000%, 02/01/22                                                                  2,195  2,540,427
           5.000%, 04/01/22                                                                    500    580,385
           4.000%, 09/01/22                                                                    525    586,619
           5.250%, 09/01/22                                                                  2,135  2,526,687
           5.250%, 10/01/22                                                                  2,380  2,821,395
           5.000%, 12/01/22                                                                  1,245  1,463,697
           5.000%, 02/01/23                                                                  1,150  1,349,651
           5.000%, 09/01/23                                                                  1,635  1,934,777
           5.000%, 10/01/23                                                                    100    118,483
           5.000%, 11/01/23                                                                    875  1,038,004
California State (GO) Series A (ETM)
           4.400%, 07/01/18                                                                    410    429,778
           5.000%, 07/01/19                                                                  1,400  1,527,442
California State (GO) Series B
           5.000%, 09/01/21                                                                    500    574,745
           5.000%, 09/01/23                                                                  2,285  2,703,955
California State Department of Water Resources (RB) Series AR
           5.000%, 12/01/22                                                                  3,210  3,787,479
           5.000%, 12/01/23                                                                    900  1,076,571

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                                             FACE
                                                                                            AMOUNT
                                                                                            (000)    VALUE+
                                                                                            ------ ----------
CALIFORNIA -- (Continued)
California State Department of Water Resources (RB) Series AS
           5.000%, 12/01/19                                                                 $  530 $  585,353
           5.000%, 12/01/22                                                                  1,485  1,752,151
California State Department of Water Resources (RB) Series AS (ETM)
           5.000%, 12/01/19                                                                     15     16,523
           5.000%, 12/01/22                                                                     15     17,599
California State Department of Water Resources Power Supply Revenue (RB) Series L
           5.000%, 05/01/18                                                                    745    782,228
           5.000%, 05/01/19                                                                    925  1,004,309
           5.000%, 05/01/20                                                                  3,250  3,630,770
California State Department of Water Resources Power Supply Revenue (RB) Series M
           4.000%, 05/01/19                                                                    455    483,956
California State Department of Water Resources Power Supply Revenue (RB) Series O
           5.000%, 05/01/21                                                                  1,500  1,715,745
California State Public Works Board (RB) (ETM)
           5.000%, 09/01/21                                                                  1,550  1,785,414
California State Public Works Board (RB) Series F (ETM)
           5.000%, 10/01/20                                                                    500    564,585
California State University (RB) Series A
           5.000%, 11/01/18                                                                  2,500  2,672,475
           5.000%, 11/01/19                                                                    450    495,891
           5.000%, 11/01/19                                                                  3,000  3,305,940
           5.000%, 11/01/20                                                                    685    775,441
California State University (RB) Series C (AGM)
           5.000%, 11/01/22                                                                    100    117,865
California Statewide Communities Dev. Authority (RB)
(currency) 6.000%, 06/01/33
           (Pre-refunded @ $100, 6/1/21)                                                     1,295  1,534,692
Capistrano Unified School District School Facilities Improvement District No. 1 (GO)
           4.000%, 08/01/22                                                                    170    188,355
Central Marin Sanitation Agency (RB)
           4.000%, 09/01/21                                                                  1,425  1,574,710
Chabot-Las Positas Community College District (GO)
           5.000%, 08/01/22                                                                    900  1,048,995
           4.000%, 08/01/23                                                                  1,970  2,202,480

                                                                                             FACE
                                                                                            AMOUNT
                                                                                            (000)    VALUE+
                                                                                            ------ ----------
CALIFORNIA -- (Continued)
Chaffey Community College District (GO) Series E
           4.000%, 06/01/22                                                                 $  335 $  372,275
Chino Hills Financing Authority (RB)
           4.000%, 06/01/18                                                                    500    519,865
Chino Valley Unified School District (GO) Series A
           4.000%, 08/01/21                                                                    200    220,188
Chula Vista Elementary School District (GO)
           5.000%, 08/01/22                                                                  1,835  2,128,380
City & County of San Francisco (GO) Series A
           4.750%, 06/15/19                                                                    545    591,074
           5.000%, 06/15/20                                                                  1,715  1,923,938
           5.000%, 06/15/22                                                                  2,200  2,574,528
City & County of San Francisco (GO) Series B
           4.000%, 06/15/20                                                                    800    871,192
City & County of San Francisco (GO) Series D
           5.000%, 06/15/20                                                                  2,000  2,243,660
City & County of San Francisco (GO) Series R1
           5.000%, 06/15/21                                                                    470    539,701
City of Long Beach Harbor Revenue (RB) Series B
           5.000%, 05/15/19                                                                    250    271,448
City of Long Beach Harbor Revenue (RB) Series C
           5.000%, 11/15/18                                                                    500    535,070
City of Los Angeles (GO) Series A
           4.000%, 09/01/18                                                                    780    816,410
           5.000%, 09/01/20                                                                    445    500,710
City of Los Angeles (GO) Series B
           5.000%, 09/01/19                                                                    600    657,216
City of Riverside Water Revenue (RB) Series A
           5.000%, 10/01/18                                                                    300    319,560
City of Sacramento Unified School District (GO)
           5.000%, 07/01/18                                                                    300    316,161
           5.000%, 07/01/24                                                                  1,800  2,140,182
City of San Francisco Public Utilities Commission Water Revenue (RB) Series B
           5.000%, 11/01/19                                                                    420    462,592
City of San Francisco Public Utilities Commission Water Revenue (RB) Series F
(currency) 5.000%, 11/01/23
           (Pre-refunded @ $100, 11/1/20)                                                    1,000  1,131,250

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                                    FACE
                                                                                   AMOUNT
                                                                                   (000)    VALUE+
                                                                                   ------ ----------
CALIFORNIA -- (Continued)
Coachella Valley Unified School District (GO) (BAM)
                   4.000%, 08/01/22                                                $  825 $  910,453
Colton Joint Unified School District (GO)
                   5.000%, 08/01/21                                                   900  1,026,729
Conejo Valley Unified School District (GO)
                   2.000%, 08/01/18                                                 2,350  2,381,607
                   4.000%, 08/01/18                                                   115    119,947
Contra Costa CA Transportation Authority (RB) Series B
(currency)         5.000%, 03/01/23
                   (Pre-refunded @ $100, 3/1/20)                                      500    555,150
Contra Costa Water District (RB) Series Q
                   5.000%, 10/01/18                                                   220    234,344
Culver City School Facilities Financing Authority (RB) (AGM)
                   5.500%, 08/01/26                                                   855  1,071,418
Cupertino Union School District (GO) Series A
                   4.000%, 08/01/17                                                   275    279,403
Cupertino Union School District (GO) Series B
                   4.000%, 08/01/21                                                   400    441,836
Davis Joint Unified School District (GO)
                   5.000%, 08/01/18                                                   420    444,536
Davis Joint Unified School District Community Facilities District (ST) (AGM)
                   3.000%, 08/15/22                                                 1,000  1,047,850
Davis Joint Unified School District Community Facilities District No. 2 (ST) (AGM)
                   3.000%, 08/15/19                                                   500    518,575
Dublin Unified School District (GO)
                   5.000%, 02/01/19                                                   425    456,471
                   5.000%, 08/01/22                                                   875  1,020,854
                   5.000%, 08/01/23                                                 1,665  1,970,028
East Side Union High School District (GO)
                   4.000%, 08/01/21                                                   600    660,834
East Side Union High School District (GO) Series D
                   3.000%, 08/01/19                                                   825    859,931
El Rancho Unified School District (GO) (AGM)
                   4.000%, 08/01/21                                                 1,285  1,407,692
Enterprise Elementary School District (GO)
                   4.000%, 09/01/19                                                   500    534,240

                                                                                    FACE
                                                                                   AMOUNT
                                                                                   (000)    VALUE+
                                                                                   ------ ----------
CALIFORNIA -- (Continued)
Fallbrook Union Elementary School District (GO) Series A
                   5.000%, 08/01/20                                                $  200 $  224,034
Fontana Unified School District (GO)
                   5.000%, 08/01/19                                                   600    654,780
                   4.000%, 08/01/21                                                 1,585  1,743,548
                   4.000%, 08/01/22                                                   875    972,370
Fountain Valley Public Finance Authority (RB) Series A
                   5.000%, 07/01/24                                                   250    296,685
Franklin-Mckinley School District (GO) (ASSURED GTY)
                   5.000%, 08/01/17                                                   275    280,701
Fresno Unified School District (GO) Series A (AGM)
                   4.500%, 08/01/20                                                   480    529,709
Gilroy Unified School District (GO) (AGM)
                   4.000%, 08/01/24                                                 2,615  2,915,620
Grossmont Union High School District (GO) Series A
                   5.000%, 08/01/18                                                   200    211,838
Hacienda La Puente Unified School District (GO) (NATL-RE)
                   5.000%, 08/01/23                                                   225    265,919
Huntington Beach Public Financing Authority (RB)
                   4.000%, 09/01/18                                                   200    209,336
Jurupa Unified School District (GO) (AGM)
                   4.000%, 08/01/18                                                   235    245,288
                   5.000%, 08/01/20                                                   725    812,914
Kern High School District (GO) (AGM)
                   5.000%, 08/01/19                                                   250    272,503
Kern High School District (GO) Series E
                   2.000%, 08/01/19                                                 1,350  1,372,450
                   2.000%, 08/01/20                                                 2,435  2,465,486
Lakeside Union School District/San Diego County (GO)
                   5.000%, 08/01/23                                                   695    818,613
Lancaster Financing Authority (NATL) (ETM)
                   5.250%, 02/01/20                                                   540    602,278
Liberty Union High School District (GO)
                   5.000%, 08/01/20                                                   380    427,048
                   4.000%, 08/01/21                                                   500    552,525
Lompoc Unified School District (GO) (ASSURED GTY)
                   5.250%, 08/01/20                                                   540    609,476

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)    VALUE+
                                                                                     ------ ----------
CALIFORNIA -- (Continued)
Long Beach Unified School District (GO)
    5.000%, 08/01/20                                                                 $1,500 $1,685,175
Los Altos Elementary School District (GO)
    4.000%, 08/01/21                                                                    250    276,263
Los Angeles Community College District (GO) Series C
    5.000%, 08/01/19                                                                    950  1,039,927
    5.000%, 08/01/25                                                                  1,240  1,514,114
    5.000%, 06/01/26                                                                  2,500  3,073,125
Los Angeles Community College District (GO) Series G
    5.000%, 08/01/23                                                                    650    775,190
Los Angeles Convention & Exhibit Center Authority (RB) Series A (ETM)
    4.500%, 08/15/18                                                                    300    315,888
Los Angeles County Metropolitan Transportation Authority (RB) Series A
    5.000%, 07/01/17                                                                    525    534,135
    5.000%, 07/01/17                                                                    300    305,196
    5.000%, 07/01/18                                                                    665    702,752
    5.000%, 07/01/19                                                                  1,000  1,092,040
    5.000%, 07/01/20                                                                    580    651,578
    5.000%, 07/01/21                                                                    520    596,440
Los Angeles County Metropolitan Transportation Authority (RB) Series B
    5.000%, 06/01/19                                                                    370    403,067
    5.000%, 06/01/20                                                                    500    560,400
    5.000%, 07/01/20                                                                    525    588,478
Los Angeles County Metropolitan Transportation Authority (RB) Series C
    5.000%, 07/01/20                                                                    525    588,478
Los Angeles Department of Water (RB) Series B
    5.000%, 07/01/20                                                                    500    561,170
    5.000%, 07/01/22                                                                    435    509,150
Los Angeles Department of Water & Power (RB) Series A
    5.000%, 07/01/19                                                                  1,195  1,304,080
    5.000%, 07/01/19                                                                    370    403,774
    5.000%, 07/01/20                                                                    600    673,404
    5.000%, 07/01/21                                                                  1,650  1,894,827
    5.000%, 07/01/21                                                                  1,000  1,148,380
    5.000%, 07/01/21                                                                  2,950  3,387,721
Los Angeles Department of Water & Power (RB) Series D
    4.000%, 07/01/19                                                                  1,000  1,067,570

                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)    VALUE+
                                                                                     ------ ----------
CALIFORNIA -- (Continued)
Los Angeles Unified School District (GO) Series A
    3.000%, 07/01/20                                                                 $  790 $  834,390
    5.000%, 07/01/20                                                                    150    168,404
    5.000%, 07/01/20                                                                    900  1,010,421
    2.000%, 07/01/22                                                                    630    639,727
Los Angeles Unified School District (GO) Series A-1
    5.000%, 07/01/21                                                                  1,710  1,963,730
Los Angeles Unified School District (GO) Series A-2
    5.000%, 07/01/21                                                                    315    361,740
Los Angeles Unified School District (GO) Series C
    5.000%, 07/01/23                                                                  3,050  3,622,180
Los Angeles Unified School District (GO) Series I
    5.000%, 07/01/19                                                                    750    818,460
Los Angeles Unified School District (GO) Series KRY
    5.000%, 07/01/18                                                                    750    792,255
Los Rios Community College District (GO)
    5.000%, 08/01/19                                                                  2,965  3,238,758
Los Rios Community College District (GO) Series B
    5.000%, 08/01/23                                                                    510    604,110
Lynwood Unified School District (GO) (AGM)
    5.000%, 08/01/21                                                                    450    512,114
    5.000%, 08/01/22                                                                    485    561,174
Manhattan Beach Unified School District (GO) Series C
    3.500%, 09/01/21                                                                  1,185  1,284,540
Manhattan Beach Unified School District (GO) Series E
    3.000%, 09/01/22                                                                    560    596,428
Mendocino-Lake Community College District (GO) Series A (NATL-RE)
    5.000%, 08/01/17                                                                    100    102,018
Merced Union High School District (GO) Series A (ASSURED GTY)
    4.000%, 08/01/18                                                                    250    260,945
Metropolitan Water District of Southern California (RB) Series A
    5.000%, 07/01/19                                                                  1,090  1,190,040
Montebello Unified School District (GO)
    5.000%, 08/01/20                                                                    415    463,816
Moreland School District (GO) Series B
    5.000%, 08/01/21                                                                    500    570,405

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                                           FACE
                                                                                          AMOUNT
                                                                                          (000)    VALUE+
                                                                                          ------ ----------
CALIFORNIA -- (Continued)
Moreno Valley Public Financing Authority (RB)
                      5.000%, 11/01/20                                                    $1,470 $1,648,061
Morongo Unified School District (GO)
                      3.000%, 08/01/22                                                       480    507,682
Mount Diablo Unified School District (GO)
                      3.250%, 08/01/19                                                       500    525,115
                      3.000%, 08/01/24                                                       800    850,256
New Haven Unified School District (GO) (ASSURED GTY)
                      5.000%, 08/01/19                                                        95    103,649
New Haven Unified School District (GO) (ETM) (ASSURED GTY)
                      5.000%, 08/01/19
                      Prerefunded                                                             55     60,092
Oakland Joint Powers Financing Authority (RB) Series B (ASSURED GTY)
                      4.500%, 08/01/18                                                       500    525,590
Oakland Unified School District/Alameda County (GO)
                      5.000%, 08/01/20                                                     1,005  1,128,695
                      5.000%, 08/01/22                                                       900  1,055,169
Oxnard Union High School District (GO)
                      4.000%, 08/01/21                                                       320    351,571
                      4.000%, 08/01/22                                                       500    555,090
Palm Springs Unified School District (GO)
                      5.000%, 08/01/19                                                       500    545,520
Peralta Community College District (GO)
                      5.000%, 08/01/17                                                       100    102,068
Piedmont unified School District (GO)
                      3.000%, 08/01/20                                                       845    886,523
Plumas Unified School District (GO) (AGM)
                      5.250%, 08/01/21                                                       800    914,928
Porterville Unified School District Facilities Improvement District (GO) Series B (AGM)
                      5.000%, 08/01/18                                                       450    476,357
                      5.000%, 08/01/19                                                       325    354,253
Poway Unified School District (GO)
                      5.000%, 08/01/19                                                       200    218,364
Rancho Santiago Community College District (GO) (AGM)
                      5.250%, 09/01/20                                                       500    566,195
Redlands Financing Authority (RB) Series A
                      5.000%, 09/01/22                                                     1,290  1,491,059

                                                                                           FACE
                                                                                          AMOUNT
                                                                                          (000)    VALUE+
                                                                                          ------ ----------
CALIFORNIA -- (Continued)
Sacramento Municipal Utility District (RB) Series U (AGM)
                      5.000%, 08/15/17                                                    $  125 $  127,768
Saddleback Valley Unified School District (GO)
                      5.000%, 08/01/22                                                       465    543,841
San Diego County Regional Transportation Commission (RB) Series A
                      5.000%, 04/01/18                                                       265    277,391
San Diego County Water Authority Financing Corp (RB) Series A
(currency)            5.250%, 05/01/23
                      (Pre-refunded @ $100, 11/1/19)                                       1,395  1,544,251
San Diego County Water Authority Financing Corp. (RB)
                      5.000%, 05/01/21                                                       310    355,412
San Diego Public Facilities Financing Authority Sewer Revenue (RB)
                      5.000%, 05/15/22                                                       700    817,005
San Diego Public Facilities Financing Authority Sewer Revenue (RB) Series A
                      4.000%, 05/15/20                                                     3,000  3,256,440
(currency)            5.250%, 05/15/24
                      (Pre-refunded @ $100, 5/15/20)                                       1,975  2,217,451
(currency)            5.375%, 05/15/34
                      (Pre-refunded @ $100, 5/15/19)                                         650    712,166
San Diego Public Facilities Financing Authority Sewer Revenue (RB) Series B
(currency)            5.500%, 05/15/23
                      (Pre-refunded @ $100, 5/15/19)                                         500    549,225
San Diego Unified School District (GO) Series C-2 (AGM)
                      5.500%, 07/01/21                                                       600    698,436
                      5.500%, 07/01/25                                                     2,550  3,170,746
San Diego Unified School District (GO) Series R-3
                      5.000%, 07/01/20                                                       200    223,756
                      5.000%, 07/01/21                                                     1,705  1,948,576
San Dieguito Union High School District (GO) Series A-2
                      5.000%, 08/01/23                                                       490    581,738
San Francisco Bay Area Rapid Transit District (GO) Series C
                      4.000%, 08/01/19                                                       325    347,711
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series D
(currency)            5.000%, 05/01/23
                      (Pre-refunded @ $100, 5/3/21)                                          875    999,066

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                           FACE
                                                                          AMOUNT
                                                                          (000)    VALUE+
                                                                          ------ ----------
CALIFORNIA -- (Continued)
San Francisco Community College District (GO)
             5.000%, 06/15/20                                             $2,100 $2,344,797
             5.000%, 06/15/22                                              2,070  2,406,209
             5.000%, 06/15/23                                              1,275  1,505,074
             5.000%, 06/15/24                                              1,365  1,629,728
San Francisco Community College District (GO) Series D
             5.000%, 06/15/20                                                600    669,942
San Francisco Municipal Transportation Agency (RB) Series A
             5.000%, 03/01/20                                                860    955,133
San Francisco Unified School District (GO)
             5.000%, 06/15/20                                                725    810,528
             5.000%, 06/15/21                                                230    262,745
San Francisco Unified School District (GO) Series F&C
             2.000%, 06/15/22                                              1,580  1,596,084
San Jose Evergreen Community College District (GO)
             5.000%, 09/01/21                                              1,750  2,012,447
San Juan Unified School District (GO)
             5.000%, 08/01/22                                                800    932,440
San Lorenzo Unified School District (GO)
             5.000%, 08/01/21                                                265    302,810
San Mateo County Community College District (GO)
             4.000%, 09/01/18                                                700    733,236
San Ramon Valley Unified School District (GO)
             4.000%, 08/01/21                                              1,500  1,654,830
Santa Ana Unified School District (GO) Series A
             5.000%, 08/01/18                                                275    291,066
Santa Cruz City High School District (GO)
             4.000%, 08/01/22                                                715    796,145
Santa Monica Community College District (GO) Series A
             5.000%, 08/01/22                                                225    262,249
Santa Monica Public Financing Authority (RB) Series B
             4.000%, 12/01/19                                                175    188,480
Saugus Union School District (GO) (NATL-RE FGIC)
             5.250%, 08/01/17                                                500    511,085
South San Francisco Unified School District (GO) Series G (ETM)
             3.500%, 07/01/18                                              5,600  5,791,632

                                                                           FACE
                                                                          AMOUNT
                                                                          (000)    VALUE+
                                                                          ------ ----------
CALIFORNIA -- (Continued)
Southern California Public Power Authority (RB)
             5.000%, 07/01/18                                             $  250 $  263,940
             5.000%, 07/01/18                                                150    158,364
             4.000%, 07/01/19                                                575    613,002
Standard Elementary School District (GO) Series A
             4.000%, 08/01/24                                                240    268,116
Stockton Unified School District (GO) (AGM)
             5.000%, 07/01/20                                                150    166,757
Sweetwater Union High School District (GO) (ETM)
             5.000%, 01/01/18                                              1,200  1,244,316
Tahoe Forest Hospital District (GO)
             4.000%, 08/01/20                                                295    319,388
Tustin Unified School District (GO)
(currency)   5.250%, 08/01/31
             (Pre-refunded @ $100, 8/1/21)                                   415    480,632
Vista Unified School District (GO)
             5.000%, 08/01/19                                                200    218,104
West Contra Costa Unified School District (GO)
             5.000%, 08/01/21                                                430    490,750
West Contra Costa Unified School District (GO) (AGM)
             5.000%, 08/01/18                                              1,145  1,211,891
West Contra Costa Unified School District (GO) (ASSURED GTY)
             5.000%, 08/01/17                                                175    178,619
West Contra Costa Unified School District (GO) Series B
             6.000%, 08/01/20                                              1,475  1,699,598
West Covina Unified School District (GO) (AGM)
             5.000%, 08/01/21                                                385    437,961
Western Riverside County Regional Wastewater Authority (RB) (ASSURED GTY)
             5.000%, 09/01/19                                                250    272,240
Westside Union School District (GO) Series A
             3.000%, 08/01/21                                                300    316,140
             4.000%, 08/01/23                                                700    779,450
Whittier Union High School District (GO) Series C
             2.000%, 08/01/19                                                645    657,642
Wright Elementary School District (GO) Series A
             3.000%, 08/01/20                                                165    173,280
Yolo County Washington Unified School District (GO)
             4.000%, 08/01/19                                                450    480,416

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)     VALUE+
                                                                                     ------ ------------
CALIFORNIA -- (Continued)
Yosemite Union High School District (GO) (AGM)
    4.000%, 08/01/19                                                                  $395  $    420,090
Yuba Community College District (GO) Series B
    4.000%, 08/01/21                                                                   355       391,157
                                                                                            ------------
TOTAL MUNICIPAL BONDS                                                                        266,990,774
                                                                                            ------------
TOTAL INVESTMENT SECURITIES                                                                  266,990,774
                                                                                            ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $265,176,644)^^                                                                     $266,990,774
                                                                                            ============

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------
                                                             LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                                             ------- ------------ ------- ------------
Municipal Bonds                                                --    $266,990,774   --    $266,990,774
                                                               --    ------------   --    ------------
TOTAL                                                          --    $266,990,774   --    $266,990,774
                                                               ==    ============   ==    ============

                        DFA NY MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                              FACE
                                                                             AMOUNT
                                                                             (000)    VALUE+
                                                                             ------ ----------
MUNICIPAL BONDS -- (100.0%)

NEW YORK -- (100.0%)
Albany County (BAN)
              2.000%, 05/25/17                                               $  400 $  401,324
Albany County (GO) Series B
              4.000%, 11/01/17                                                  500    511,620
Albany Industrial Development Agency (RB) Series E
(currency)    5.250%, 11/15/22
              (Pre-Refunded @ $100, 11/15/17)                                   860    888,776
Ardsley Union Free School District (GO) (ST AID WITHHLDG)
              3.000%, 11/01/18                                                  200    206,510
              2.250%, 08/15/23                                                  290    292,996
Arlington Central School District (GO) Series B (ST AID WITHHLDG)
              4.000%, 12/15/17                                                  300    307,929
Babylon Union Free School District (GO) (ST AID WITHHLDG)
              2.000%, 06/15/17                                                  500    502,100
              2.000%, 06/15/20                                                  290    294,263
Bethpage Union Free School District (GO) (ST AID WITHHLDG)
              4.000%, 02/01/18                                                  275    283,198
Brewster Central School District (BAN) (ST AID WITHHLDG)
              1.500%, 07/14/17                                                  400    400,976
Brewster Central School District (GO) (ST AID WITHHLDG)
              2.000%, 10/01/19                                                  100    101,824
Churchville-Chili Central School District (GO) (ST AID WITHHLDG)
              3.000%, 06/15/17                                                  350    352,747
City of New York (GO) Series 1
              3.000%, 08/01/17                                                  350    353,825
City of New York (GO) Series A
              5.000%, 08/01/23                                                1,200  1,409,448
              5.000%, 08/01/24                                                  620    735,574
              5.000%, 08/01/25                                                  220    263,160
City of New York (GO) Series B
              5.000%, 08/01/17                                                  830    847,247
              5.000%, 08/01/17                                                  100    102,078
              5.000%, 08/01/18                                                  185    195,950
              5.000%, 08/01/18                                                  115    121,807
              5.000%, 08/01/21                                                1,000  1,142,680
City of New York (GO) Series E
              5.000%, 08/01/17                                                  150    153,117
              5.000%, 08/01/21                                                  625    714,175
City of New York (GO) Series F
              5.000%, 08/01/17                                                  500    510,390
              5.000%, 08/01/21                                                  300    342,804

                                                                              FACE
                                                                             AMOUNT
                                                                             (000)    VALUE+
                                                                             ------ ----------
NEW YORK -- (Continued)
City of New York (GO) Series F-1
              3.000%, 06/01/17                                               $  775 $  780,688
              5.000%, 06/01/21                                                  300    341,670
City of New York (GO) Series G
              5.000%, 08/01/17                                                  750    765,585
City of New York (GO) Series I-Subseries 1-I
              5.000%, 03/01/22                                                  265    305,553
City of Rochester (GO) Series I
              5.000%, 08/15/17                                                  160    163,578
              4.000%, 10/15/21                                                  675    741,622
County Of Cattaraugus (GO) (ASSURED GTY)
              4.000%, 09/15/17                                                  250    254,895
County of Columbia (GO) Series A (AGM)
              2.000%, 02/01/19                                                  275    278,996
County of Onondaga (GO)
              5.000%, 05/15/19                                                  115    124,893
East Islip Union Free School District (GO) (ST AID WITHHLDG)
              5.000%, 06/15/17                                                  100    101,526
              4.000%, 07/01/19                                                  240    255,449
Eastport-South Manor Central School District (GO) (ST AID WITHHLDG)
              4.000%, 08/01/23                                                  500    561,265
Erie County Industrial Dev. Agency/The (RB) Series A (AGM) (ST AID WITHHLDG)
(currency)    5.750%, 05/01/18
              (Pre-refunded @ $100, 5/1/17)                                     500    506,035
Haverstraw-Stony Point Central School District (GO) (ST AID WITHHLDG)
              3.000%, 08/15/22                                                  200    211,826
              3.000%, 08/15/23                                                  360    380,358
Herricks Union Free School District (GO) (ST AID WITHHLDG)
              4.000%, 06/15/21                                                  150    165,123
Hilton Central School District (GO) (ST AID WITHHLDG)
              2.000%, 06/15/21                                                  450    457,366
Homer Central School District (GO) (ST AID WITHHLDG)
              2.000%, 03/15/17                                                  210    210,300
Lindenhurst Union Free School District (GO) (ST AID WITHHLDG)
              2.250%, 09/01/23                                                  195    194,762
Liverpool Central School District (GO) (ST AID WITHHLDG)
              4.000%, 06/15/18                                                  150    155,967

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                                            FACE
                                                                                           AMOUNT
                                                                                           (000)    VALUE+
                                                                                           ------ ----------
NEW YORK -- (Continued)
Long Beach City School District (GO) (ST AID WITHHLDG)
                       3.000%, 05/01/17                                                    $  125 $  125,673
Longwood Central School District Suffolk County (GO) (ST AID WITHHLDG)
                       2.000%, 06/15/21                                                     1,195  1,213,558
Metropolitan Transportation Authority (RB) Series B
(currency)             5.000%, 11/15/20
                       (Pre-refunded @ $100, 11/15/17)                                        750    774,240
Metropolitan Transportation Authority (RB) Series C
                       4.000%, 11/15/17                                                       730    747,732
Middle Country Central School District (GO)
                       2.000%, 08/15/21                                                       500    504,550
Middletown City School District (GO) (ST AID WITHHLDG)
                       2.000%, 06/15/20                                                       500    506,855
                       5.000%, 09/15/24                                                       130    154,392
New Rochelle City School District (GO) (ST AID WITHHLDG)
                       4.000%, 06/01/18                                                       475    493,359
                       4.000%, 06/01/20                                                       300    324,660
New York City Transitional Finance Authority Future Tax Secured Revenue (RB) Series F-1
(currency)             5.000%, 05/01/24
                       (Pre-refunded @ $100, 5/1/18)                                          750    787,095
New York City Transitional Finance Authority Future Tax Secured Revenue (RB) Series G (ETM)
                       5.000%, 11/01/17                                                       250    257,585
New York City Water & Sewer System (RB) Series AA
(currency)             5.000%, 06/15/20
                       (Pre-refunded @ $100, 6/15/18)                                         750    791,137
New York State (GO) Series A
                       4.000%, 03/01/17                                                       320    320,832
                       4.000%, 03/01/18                                                       100    103,328
New York State (GO) Series C
                       5.000%, 04/15/22                                                       600    698,124
New York State Dormitory Authority (RB)
(currency)             5.000%, 07/01/27
                       (Pre-refunded @ $100, 7/1/17)                                          700    711,921
New York State Dormitory Authority (RB) Series A
                       3.000%, 03/15/17                                                       250    250,680
                       5.000%, 03/15/17                                                       800    804,032
                       5.000%, 03/15/17                                                       250    251,268
                       5.000%, 02/15/18                                                       525    546,808

                                                                                            FACE
                                                                                           AMOUNT
                                                                                           (000)    VALUE+
                                                                                           ------ ----------
NEW YORK -- (Continued)
                       5.000%, 03/15/18                                                    $  100 $  104,521
                       5.000%, 07/01/20                                                       395    441,499
                       5.000%, 10/01/22                                                       475    558,130
                       4.000%, 12/15/22                                                       100    111,958
                       5.000%, 03/15/23                                                       650    767,058
                       5.000%, 03/15/23                                                       200    236,018
(currency)             5.500%, 07/01/25
                       (Pre-refunded @ $100, 7/1/20)                                          900  1,022,481
New York State Dormitory Authority (RB) Series A (NATL)
(currency)             5.250%, 07/01/37
                       (Pre-refunded @ $100, 7/1/17)                                          470    478,483
New York State Dormitory Authority (RB) Series B
                       5.000%, 03/15/17                                                       400    402,028
                       5.000%, 02/15/20                                                     2,075  2,298,685
                       5.000%, 02/15/22                                                     1,000  1,156,970
                       5.000%, 02/15/24                                                       455    540,526
                       5.000%, 02/15/25                                                       550    658,795
(currency)             5.000%, 07/01/38
                       (Pre-refunded @ $100, 7/1/18)                                          400    422,244
New York State Dormitory Authority (RB) Series C
                       4.000%, 03/15/18                                                       200    206,736
New York State Dormitory Authority (RB) Series C (ST AID WITHHLDG)
(currency)             7.250%, 10/01/28
                       (Pre-refunded @ $100, 10/1/18)                                         815    897,690
New York State Dormitory Authority (RB) Series D
                       5.000%, 02/15/24                                                       300    356,391
New York State Dormitory Authority (RB) Series E
                       5.000%, 03/15/21                                                     1,000  1,136,630
New York State Environmental Facilities Corp. (RB) Series A
                       5.000%, 12/15/17                                                       250    258,983
                       5.250%, 12/15/18                                                       260    280,080
New York State Housing Finance Agency (RB) Series A
(currency)             4.000%, 09/15/18
                       (Pre-refunded @ $100, 9/15/17)                                         300    305,760
New York State Thruway Authority (RB) Series A
                       5.000%, 03/15/18                                                       475    496,256
                       5.000%, 03/15/18                                                       350    365,662
New York State Thruway Authority (RB) Series B
(currency)             5.000%, 04/01/27
                       (Pre-refunded @ $100, 10/1/17)                                       1,500  1,540,530

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                            FACE
                                                                           AMOUNT
                                                                           (000)   VALUE+
                                                                           ------ --------
NEW YORK -- (Continued)
New York State Thruway Authority Highway & Bridge Trust Fund (RB) Series A
(currency)   5.000%, 04/01/25
             (Pre-refunded @ $100, 4/1/17)                                  $735  $739,998
New York State Thruway Authority Highway & Bridge Trust Fund (RB) Series B
(currency)   5.000%, 04/01/22
             (Pre-Refunded @ $100, 10/1/18)                                  415   441,776
New York State Urban Dev. Corp. (RB) Series A
             5.000%, 03/15/21                                                300   340,989
             5.000%, 03/15/22                                                630   730,113
New York State Urban Dev. Corp. (RB) Series A-1
             5.000%, 03/15/21                                                360   409,187
New York State Urban Development Corp. (RB)
(currency)   5.000%, 12/15/19
             (Pre-refunded @ $100, 12/15/17)                                 295   305,363
(currency)   5.000%, 12/15/25
             (Pre-refunded @ $100, 12/15/17)                                 130   134,567
New York State Urban Development Corp. (RB) Series A
             5.000%, 03/15/19                                                300   323,883
New York State Urban Development Corp. (RB) Series A-1
             5.000%, 12/15/17                                                115   119,080
New York State Urban Development Corp. (RB) Series B-1
             5.000%, 03/15/17                                                150   150,761
Niagara County (GO) Series B
             2.000%, 12/15/17                                                415   419,038
North Shore Central School District (GO) (ST AID WITHHLDG)
             2.000%, 12/15/22                                                285   287,363
             2.000%, 12/15/23                                                550   548,592
North Tonawanda City School District (GO) (ST AID WITHHLDG)
             4.000%, 09/15/21                                                650   711,860
Oceanside Union Free School District (GO) (ST AID WITHHLDG)
             2.500%, 07/01/23                                                520   528,029
Oneida County (GO)
             4.000%, 04/01/17                                                200   201,026
Orange County
             3.000%, 08/15/20                                                665   699,201
             3.000%, 08/15/21                                                830   876,140

                                                                            FACE
                                                                           AMOUNT
                                                                           (000)   VALUE+
                                                                           ------ --------
NEW YORK -- (Continued)
Penfield Central School District (GO) (ASSURED GTY) (ST AID WITHHLDG)
             3.750%, 06/15/19                                               $350  $370,590
Pittsford Central School District (GO) Series B (ST AID WITHHLDG)
             4.000%, 12/15/17                                                100   102,652
Port Authority of New York & New Jersey (RB)
             5.000%, 12/01/17                                                750   775,800
Port Authority of New York & New Jersey (RB) (AGM)
             5.000%, 08/15/17                                                260   265,871
Port Washington Union Free School District (GO) (ST AID WITHHLDG)
             4.000%, 07/01/17                                                250   253,233
Ramapo Central School District (GO) (ST AID WITHHLDG)
             4.000%, 10/15/17                                                140   143,030
Riverhead Central School District (GO) (ST AID WITHHLDG)
             3.000%, 03/15/22                                                120   126,827
             2.000%, 10/15/22                                                280   281,050
Sachem Central School District (GO) (ST AID WITHHLDG)
             5.000%, 10/15/19                                                200   219,064
Saratoga Springs City School District (GO) (ST AID WITHLDG)
             5.000%, 06/15/17                                                275   279,207
Schenectady County (GO)
             5.000%, 06/15/25                                                140   169,208
Sewanhaka Central High School District of Elmont (GO) (ST AID WITHHLDG)
             3.000%, 07/15/23                                                590   622,969
South Huntington Union Free School District (GO) (ST AID WITHHLDG)
             4.000%, 09/01/17                                                150   152,708
South Orangetown Central School District (GO) (ST AID WITHHLDG)
             5.000%, 12/01/17                                                595   614,915
Spencerport Central School District (GO) (ST AID WITHHLDG)
             2.000%, 06/15/21                                                500   506,705
Sullivan County (GO)
             4.000%, 07/15/17                                                485   491,999
Taconic Hills Central School District at Craryville (GO) (ST AID WITHHLDG)
             5.000%, 06/15/20                                                100   111,657
             4.000%, 06/15/22                                                250   277,200

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)    VALUE+
                                                                                     ------ -----------
NEW YORK -- (Continued)
Town of Babylon (GO)
    3.000%, 07/01/25                                                                  $375  $   393,791
Town of Brookhaven (GO)
    4.000%, 11/15/17                                                                   100      102,469
Town of Brookhaven (GO) Series A
    3.000%, 02/01/18                                                                   180      183,751
    3.000%, 03/15/22                                                                   650      688,610
Town of Cheektowaga (GO)
    5.000%, 07/15/23                                                                   265      312,353
Town of Clarence (GO)
    2.000%, 08/01/18                                                                   325      330,002
    2.250%, 08/01/24                                                                   210      211,592
Town of Hempstead (GO) Series A
    4.000%, 04/15/18                                                                   350      362,831
Town of Huntington (GO)
    2.000%, 12/01/23                                                                   220      220,277
Town of LaGrange (GO)
    4.000%, 03/01/18                                                                   270      278,956
    4.000%, 03/01/19                                                                   280      296,159
    4.000%, 03/01/20                                                                   220      237,239
Town of Orangetown (GO) Series A
    2.000%, 02/01/18                                                                   180      181,975
Triborough Bridge & Tunnel Authority (RB) Series A
    3.000%, 11/15/17                                                                    50       50,822
    5.000%, 11/15/18                                                                   140      149,639
Triborough Bridge & Tunnel Authority (RB) Series A-1
    5.000%, 11/15/19                                                                   300      330,153
Triborough Bridge & Tunnel Authority (RB) Series B
    4.000%, 11/15/17                                                                   270      276,537
    5.000%, 11/15/17                                                                   525      541,800
    4.000%, 11/15/18                                                                   250      262,810
    5.000%, 11/15/18                                                                   545      582,523
    5.000%, 11/15/22                                                                   190      222,678
Triborough Bridge & Tunnel Authority (RB) Series C
    4.000%, 11/15/18                                                                   100      105,124
Tuckahoe Union Free School District (GO) (ST AID WITHHLDG)
    5.000%, 07/15/19                                                                   145      157,711
    5.000%, 07/15/21                                                                   230      261,655
Ulster County (GO)
    2.000%, 11/15/22                                                                   240      240,782
Union Free School District Of The Tarrytowns (GO) Series A (ST AID WITHHLDG)
    5.000%, 01/15/18                                                                   250      259,502
Vestal Central School District (GO) (AGM) (ST AID WITHHLDG)
    3.750%, 06/15/19                                                                   150      158,825

                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)    VALUE+
                                                                                     ------ -----------
NEW YORK -- (Continued)
Village of Hastings-on-Hudson (GO)
    4.000%, 11/01/17                                                                  $125  $   127,905
Wantagh Union Free School District (GO) (ST AID WITHHLDG)
    2.000%, 11/15/22                                                                   250      252,045
West Irondequoit Central School District (GO) (ST AID WITHHLDG)
    4.500%, 06/15/18                                                                   125      130,818
West Islip Union Free School District (GO) Series A (ST AID WITHHLDG)
    4.000%, 10/01/18                                                                   500      524,305
White Plains City School District (GO) Series B (ST AID WITHHLDG)
    3.750%, 05/15/18                                                                   100      103,484
Yorktown Central School District (GO) (ST AID WITHHLDG)
    2.000%, 07/01/21                                                                   400      406,444
                                                                                            -----------
TOTAL MUNICIPAL BONDS                                                                        66,483,136
                                                                                            -----------
TOTAL INVESTMENT SECURITIES                                                                  66,483,136
                                                                                            -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $66,344,761)^^                                                                      $66,483,136
                                                                                            ===========

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------
                                                             LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                                             -------  ----------- ------- -----------
Municipal Bonds                                                --     $66,483,136   --    $66,483,136
                                                               --     -----------   --    -----------
TOTAL                                                          --     $66,483,136   --    $66,483,136
                                                               ==     ===========   ==    ===========

                      DIMENSIONAL RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                             SHARES      VALUE+
                                                             -------   ----------
AFFILIATED INVESTMENT COMPANIES -- (99.7%)
Investment in DFA Inflation-Protected Securities Portfolio   323,297
  of DFA Investment Dimensions Group Inc.                              $3,818,136
Investment in DFA One-Year Fixed Income Portfolio of DFA     246,502
  Investment Dimensions Group Inc.                                      2,538,966
Investment in U.S. Core Equity 1 Portfolio of DFA             25,071
  Investment Dimensions Group Inc.                                        491,652
Investment in U.S. Large Company Portfolio of Dimensional     27,699
  Investment Group Inc                                                    491,100
Investment in Large Cap International Portfolio of DFA        15,210
  Investment Dimensions Group Inc.                                        309,073
Investment in International Core Equity Portfolio of DFA      12,755
  Investment Dimensions Group Inc.                                        154,714
Investment in Emerging Markets Core Equity Portfolio of DFA    7,663
  Investment Dimensions Group Inc.                                        141,145
                                                                       ----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $7,779,586)                                        7,944,786
                                                                       ----------
TEMPORARY CASH INVESTMENTS -- (0.3%)
State Street Institutional U.S. Government Money Market       25,507
  Fund, 0.420% (Cost $25,507)                                              25,507
                                                                       ----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $7,805,093)^^                   $7,970,293
                                                                       ==========

DIMENSIONAL RETIREMENT INCOME FUND
CONTINUED

Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------
                                                              LEVEL 1      LEVEL 2 LEVEL 3   TOTAL
                                                             ----------    ------- ------- ----------
Affiliated Investment Companies                              $7,944,786      --      --    $7,944,786
Temporary Cash Investments                                       25,507      --      --        25,507
                                                             ----------      --      --    ----------
TOTAL                                                        $7,970,293      --      --    $7,970,293
                                                             ==========      ==      ==    ==========

              DIMENSIONAL 2045 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                             SHARES      VALUE+
                                                             -------   -----------
AFFILIATED INVESTMENT COMPANIES -- (99.7%)
Investment in U.S. Core Equity 1 Portfolio of DFA            367,687
  Investment Dimensions Group Inc.                                     $ 7,210,334
Investment in U.S. Large Company Portfolio of Dimensional    406,217
  Investment Group Inc                                                   7,202,224
Investment in Large Cap International Portfolio of DFA       223,057
  Investment Dimensions Group Inc.                                       4,532,510
Investment in International Core Equity Portfolio of DFA     187,016
  Investment Dimensions Group Inc.                                       2,268,501
Investment in Emerging Markets Core Equity Portfolio of DFA  112,311
  Investment Dimensions Group Inc.                                       2,068,762
Investment in DFA Short-Term Extended Quality Portfolio of    57,042
  DFA Investment Dimensions Group Inc.                                     614,912
Investment in DFA Two-Year Global Fixed Income Portfolio of   61,785
  DFA Investment Dimensions Group Inc.                                     614,766
                                                                       -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $22,805,840)                                       24,512,009
                                                                       -----------
TEMPORARY CASH INVESTMENTS -- (0.3%)
State Street Institutional U.S. Government Money Market       61,577
  Fund, 0.420% (Cost $61,577)                                               61,577
                                                                       -----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $22,867,417)^^                  $24,573,586
                                                                       ===========

DIMENSIONAL 2045 TARGET DATE RETIREMENT INCOME FUND
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------
                                                               LEVEL 1     LEVEL 2 LEVEL 3    TOTAL
                                                             -----------   ------- ------- -----------
Affiliated Investment Companies                              $24,512,009     --      --    $24,512,009
Temporary Cash Investments                                        61,577     --      --         61,577
                                                             -----------     --      --    -----------
TOTAL                                                        $24,573,586     --      --    $24,573,586
                                                             ===========     ==      ==    ===========

              DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                             SHARES      VALUE+
                                                             -------   -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA            317,049
  Investment Dimensions Group Inc.                                     $ 6,217,327
Investment in U.S. Large Company Portfolio of Dimensional    350,546
  Investment Group Inc                                                   6,215,180
Investment in Large Cap International Portfolio of DFA       192,394
  Investment Dimensions Group Inc.                                       3,909,450
Investment in International Core Equity Portfolio of DFA     161,278
  Investment Dimensions Group Inc.                                       1,956,300
Investment in Emerging Markets Core Equity Portfolio of DFA   96,835
  Investment Dimensions Group Inc.                                       1,783,699
Investment in DFA Short-Term Extended Quality Portfolio of    49,306
  DFA Investment Dimensions Group Inc.                                     531,522
Investment in DFA Two-Year Global Fixed Income Portfolio of   53,407
  DFA Investment Dimensions Group Inc.                                     531,395
                                                                       -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $19,586,818)                                                 21,144,873
                                                                       -----------
TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional U.S. Government Money Market        8,604
  Fund, 0.420% (Cost $8,604)                                                 8,604
                                                                       -----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $19,595,422)^^                  $21,153,477
                                                                       ===========

DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------
                                                               LEVEL 1     LEVEL 2 LEVEL 3    TOTAL
                                                             -----------   ------- ------- -----------
Affiliated Investment Companies                              $21,144,873     --      --    $21,144,873
Temporary Cash Investments                                        $8,604     --      --          8,604
                                                             -----------     --      --    -----------
TOTAL                                                        $21,153,477     --      --    $21,153,477
                                                             ===========     ==      ==    ===========

              DIMENSIONAL 2055 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                              SHARES   VALUE+
                                                              ------ ----------
 AFFILIATED INVESTMENT COMPANIES -- (99.5%)
 Investment in U.S. Core Equity 1 Portfolio of DFA
   Investment Dimensions Group Inc.                           83,931 $1,645,879
 Investment in U.S. Large Company Portfolio of Dimensional
   Investment Group Inc                                       92,726  1,644,033
 Investment in Large Cap International Portfolio of DFA
   Investment Dimensions Group Inc.                           50,918  1,034,653
 Investment in International Core Equity Portfolio of DFA
   Investment Dimensions Group Inc.                           42,695    517,888
 Investment in Emerging Markets Core Equity Portfolio of DFA
   Investment Dimensions Group Inc.                           25,645    472,377
 Investment in DFA Two-Year Global Fixed Income Portfolio of
   DFA Investment Dimensions Group Inc.                       14,118    140,472
 Investment in DFA Short-Term Extended Quality Portfolio of
   DFA Investment Dimensions Group Inc.                       12,953    139,633
                                                                     ----------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
      COMPANIES (Cost $5,342,762)                                     5,594,935
                                                                     ----------
 TEMPORARY CASH INVESTMENTS -- (0.5%)
 State Street Institutional U.S. Government Money Market
   Fund, 0.420% (Cost $29,850)                                29,850     29,850
                                                                     ----------
    TOTAL INVESTMENTS -- (100.0%) (Cost $5,372,612)^^                $5,624,785
                                                                     ==========

DIMENSIONAL 2055 TARGET DATE RETIREMENT INCOME FUND
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ----------------------------------------
                                                              LEVEL 1      LEVEL 2 LEVEL 3   TOTAL
                                                             ----------    ------- ------- ----------
Affiliated Investment Companies                              $5,594,935      --      --    $5,594,935
Temporary Cash Investments                                       29,850      --      --        29,850
                                                             ----------      --      --    ----------
TOTAL                                                        $5,624,785      --      --    $5,624,785
                                                             ==========      ==      ==    ==========

              DIMENSIONAL 2060 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                             SHARES     VALUE+
                                                             ------   ----------
AFFILIATED INVESTMENT COMPANIES -- (99.4%)
Investment in U.S. Core Equity 1 Portfolio of DFA            37,956
  Investment Dimensions Group Inc.                                    $  744,315
Investment in U.S. Large Company Portfolio of Dimensional    41,933
  Investment Group Inc                                                   743,479
Investment in Large Cap International Portfolio of DFA       23,026
  Investment Dimensions Group Inc.                                       467,897
Investment in International Core Equity Portfolio of DFA     19,307
  Investment Dimensions Group Inc.                                       234,199
Investment in Emerging Markets Core Equity Portfolio of DFA  11,597
  Investment Dimensions Group Inc.                                       213,616
Investment in DFA Two-Year Global Fixed Income Portfolio of   6,384
  DFA Investment Dimensions Group Inc.                                    63,518
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc.                        5,861       63,184
                                                                      ----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $2,388,051)                                       2,530,208
                                                                      ----------
TEMPORARY CASH INVESTMENTS -- (0.6%)
State Street Institutional U.S. Government Money Market
  Fund, 0.420% (Cost $16,080)                                16,080       16,080
                                                                      ----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $2,404,131)^^                  $2,546,288
                                                                      ==========

DIMENSIONAL 2060 TARGET DATE RETIREMENT INCOME FUND
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ----------------------------------------
                                                              LEVEL 1      LEVEL 2 LEVEL 3   TOTAL
                                                             ----------    ------- ------- ----------
Affiliated Investment Companies                              $2,530,208      --      --    $2,530,208
Temporary Cash Investments                                       16,080      --      --        16,080
                                                             ----------      --      --    ----------
TOTAL                                                        $2,546,288      --      --    $2,546,288
                                                             ==========      ==      ==    ==========

              DIMENSIONAL 2005 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                             SHARES      VALUE+
                                                             -------   ----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio   173,304
  of DFA Investment Dimensions Group Inc.                              $2,046,718
Investment in DFA One-Year Fixed Income Portfolio of DFA      46,768
  Investment Dimensions Group Inc.                                        481,711
Investment in U.S. Core Equity 1 Portfolio of DFA             11,859
  Investment Dimensions Group Inc.                                        232,546
Investment in U.S. Large Company Portfolio of Dimensional     13,090
  Investment Group Inc                                                    232,083
Investment in Large Cap International Portfolio of DFA         7,166
  Investment Dimensions Group Inc.                                        145,614
Investment in International Core Equity Portfolio of DFA       6,165
  Investment Dimensions Group Inc.                                         74,781
Investment in Emerging Markets Core Equity Portfolio of DFA    3,757
  Investment Dimensions Group Inc.                                         69,209
                                                                       ----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $3,146,393)                                        3,282,662
                                                                       ----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $3,146,393)^^                   $3,282,662
                                                                       ==========

DIMENSIONAL 2005 TARGET DATE RETIREMENT INCOME FUND
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------
                                                              LEVEL 1      LEVEL 2 LEVEL 3   TOTAL
                                                             ----------    ------- ------- ----------
Affiliated Investment Companies                              $3,282,662      --      --    $3,282,662
                                                             ----------      --      --    ----------
TOTAL                                                        $3,282,662      --      --    $3,282,662
                                                             ==========      ==      ==    ==========

              DIMENSIONAL 2010 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                             SHARES    VALUE+
                                                             ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio
  of DFA Investment Dimensions Group Inc.                    600,330 $ 7,089,897
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc.                            40,047     785,321
Investment in U.S. Large Company Portfolio of Dimensional
  Investment Group Inc                                        44,183     783,366
Investment in Large Cap International Portfolio of DFA
  Investment Dimensions Group Inc.                            24,251     492,778
Investment in DFA LTIP Portfolio of DFA Investment
  Dimensions Group Inc.                                       52,870     489,050
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc.                            20,340     246,722
Investment in Emerging Markets Core Equity Portfolio of DFA
  Investment Dimensions Group Inc.                            12,212     224,950
                                                                     -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $9,589,706)                                                10,112,084
                                                                     -----------
TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional U.S. Government Money Market
  Fund, 0.420% (Cost $4,545)                                   4,545       4,545
                                                                     -----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $9,594,251)^^                 $10,116,629
                                                                     ===========

DIMENSIONAL 2010 TARGET DATE RETIREMENT INCOME FUND
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------
                                                               LEVEL 1     LEVEL 2 LEVEL 3    TOTAL
                                                             -----------   ------- ------- -----------
Affiliated Investment Companies                              $10,112,084     --      --    $10,112,084
Temporary Cash Investments                                         4,545     --      --          4,545
                                                             -----------     --      --    -----------
TOTAL                                                        $10,116,629     --      --    $10,116,629
                                                             ===========     ==      ==    ===========

              DIMENSIONAL 2015 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                                                     SHARES       VALUE+
                                                                                                    ---------   -----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.  1,418,864   $16,756,782
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.                              467,894     4,328,022
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.                    110,537     2,167,635
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc                        121,985     2,162,794
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.                67,013     1,361,698
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.              56,259       682,421
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.           33,754       621,749
                                                                                                                -----------
            TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
              (Cost $26,755,454)                                                                                 28,081,101
                                                                                                                -----------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.420%                                   35,193
  (Cost $35,193)                                                                                                     35,193
                                                                                                                -----------
            TOTAL INVESTMENTS -- (100.0%) (Cost $26,790,647)^^                                                  $28,116,294
                                                                                                                ===========

DIMENSIONAL 2015 TARGET DATE RETIREMENT INCOME FUND
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------
                                                               LEVEL 1     LEVEL 2 LEVEL 3    TOTAL
                                                             -----------   ------- ------- -----------
Affiliated Investment Companies                              $28,081,101     --      --    $28,081,101
Temporary Cash Investments                                        35,193     --      --         35,193
                                                             -----------     --      --    -----------
TOTAL                                                        $28,116,294     --      --    $28,116,294
                                                             ===========     ==      ==    ===========

              DIMENSIONAL 2020 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                                                     SHARES       VALUE+
                                                                                                    ---------   -----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.  2,026,363   $23,931,349
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.                            2,014,683    18,635,814
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.                    341,705     6,700,833
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.                       377,484     6,692,796
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.               207,237     4,211,053
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.             173,693     2,106,896
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.          104,192     1,919,208
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.        94,845     1,022,432
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.      102,733     1,022,189
                                                                                                                -----------
            TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
              (Cost $63,224,526)                                                                                 66,242,570
                                                                                                                -----------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.420% (Cost $35,718)                    35,718        35,718
                                                                                                                -----------
            TOTAL INVESTMENTS -- (100.0%) (Cost $63,260,244)^^                                                  $66,278,288
                                                                                                                ===========

DIMENSIONAL 2020 TARGET DATE RETIREMENT INCOME FUND
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------
                                                               LEVEL 1     LEVEL 2 LEVEL 3    TOTAL
                                                             -----------   ------- ------- -----------
Affiliated Investment Companies                              $66,242,570     --      --    $66,242,570
Temporary Cash Investments                                        35,718     --      --         35,718
                                                             -----------     --      --    -----------
TOTAL                                                        $66,278,288     --      --    $66,278,288
                                                             ===========     ==      ==    ===========

              DIMENSIONAL 2025 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                                                     SHARES     VALUE+
                                                                                                    --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.7%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.                            2,740,290 $25,347,686
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.                    550,855  10,802,270
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.                       608,581  10,790,138
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.    767,964   9,069,657
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.               334,145   6,789,830
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.             280,089   3,397,483
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.       293,309   3,161,870
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.      317,701   3,161,124
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.          168,139   3,097,115
                                                                                                              -----------
            TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
              (Cost $71,305,525)                                                                               75,617,173
                                                                                                              -----------
TEMPORARY CASH INVESTMENTS -- (0.3%)
State Street Institutional U.S. Government Money Market Fund, 0.420% (Cost $230,565)                  230,565     230,565
                                                                                                              -----------
            TOTAL INVESTMENTS -- (100.0%) (Cost $71,536,090)^^                                                $75,847,738
                                                                                                              ===========

DIMENSIONAL 2025 TARGET DATE RETIREMENT INCOME FUND
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------
                                                               LEVEL 1     LEVEL 2 LEVEL 3    TOTAL
                                                             -----------   ------- ------- -----------
Affiliated Investment Companies                              $75,617,173     --      --    $75,617,173
Temporary Cash Investments                                       230,565     --      --        230,565
                                                             -----------     --      --    -----------
TOTAL                                                        $75,847,738     --      --    $75,847,738
                                                             ===========     ==      ==    ===========

              DIMENSIONAL 2030 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                              SHARES     VALUE+
                                                             --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA LTIP Portfolio of DFA Investment
  Dimensions Group Inc.                                      1,820,452 $16,839,181
Investment in U.S. Large Company Portfolio of Dimensional
  Investment Group Inc.                                        655,652  11,624,704
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc.                             592,582  11,620,523
Investment in Large Cap International Portfolio of DFA
  Investment Dimensions Group Inc.                             359,244   7,299,848
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc.                         400,608   4,318,554
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.                         433,922   4,317,529
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc.                             302,048   3,663,837
Investment in Emerging Markets Core Equity Portfolio of DFA
  Investment Dimensions Group Inc.                             181,403   3,341,436
                                                                       -----------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
          (Cost $59,231,443)                                            63,025,612
                                                                       -----------
TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional U.S. Government Money Market
  Fund, 0.420% (Cost $694)                                         694         694
                                                                       -----------
        TOTAL INVESTMENTS -- (100.0%) (Cost $59,232,137)^^             $63,026,306
                                                                       ===========

DIMENSIONAL 2030 TARGET DATE RETIREMENT INCOME FUND
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------
                                                               LEVEL 1     LEVEL 2 LEVEL 3    TOTAL
                                                             -----------   ------- ------- -----------
Affiliated Investment Companies                              $63,025,612     --      --    $63,025,612
Temporary Cash Investments                                           694     --      --            694
                                                             -----------     --      --    -----------
TOTAL                                                        $63,026,306     --      --    $63,026,306
                                                             ===========     ==      ==    ===========

              DIMENSIONAL 2035 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                                         SHARES    VALUE+
                                                                                         ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.5%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.       506,756 $ 9,937,488
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.          559,861   9,926,342
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.  307,418   6,246,743
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions
  Group Inc.                                                                             385,378   4,154,376
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions
  Group Inc.                                                                             417,426   4,153,388
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.                 371,035   3,432,074
Investment in International Core Equity Portfolio of DFA Investment Dimensions
  Group Inc.                                                                             257,742   3,126,410
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions
  Group Inc.                                                                             154,784   2,851,118
                                                                                                 -----------
      TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
        (Cost $41,031,226)                                                                        43,827,939
                                                                                                 -----------
TEMPORARY CASH INVESTMENTS -- (0.5%)
State Street Institutional U.S. Government Money Market Fund, 0.420% (Cost $209,708)     209,708     209,708
                                                                                                 -----------
      TOTAL INVESTMENTS -- (100.0%) (Cost $41,240,934)^^                                         $44,037,647
                                                                                                 ===========

DIMENSIONAL 2035 TARGET DATE RETIREMENT INCOME FUND
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------
                                                               LEVEL 1     LEVEL 2 LEVEL 3    TOTAL
                                                             -----------   ------- ------- -----------
Affiliated Investment Companies                              $43,827,939     --      --    $43,827,939
Temporary Cash Investments                                       209,708     --      --        209,708
                                                             -----------     --      --    -----------
TOTAL                                                        $44,037,647     --      --    $44,037,647
                                                             ===========     ==      ==    ===========

              DIMENSIONAL 2040 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                          SHARES    VALUE+
                                                                          ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.5%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment
Dimensions Group Inc.                                                     495,376 $ 9,714,320
Investment in U.S. Large Company Portfolio of Dimensional
  Investment Group Inc.                                                   547,289   9,703,426
Investment in Large Cap International Portfolio of DFA Investment
  Dimensions Group Inc.                                                   300,533   6,106,823
Investment in International Core Equity Portfolio of DFA Investment
  Dimensions Group Inc.                                                   252,009   3,056,869
Investment in Emerging Markets Core Equity Portfolio of DFA Investment
  Dimensions Group Inc.                                                   151,383   2,788,484
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment
  Dimensions Group Inc.                                                   223,102   2,405,037
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment
  Dimensions Group Inc.                                                   241,655   2,404,467
                                                                                  -----------
          TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
            (Cost $33,045,716)                                                     36,179,426
                                                                                  -----------
TEMPORARY CASH INVESTMENTS -- (0.5%)
State Street Institutional U.S. Government Money Market Fund, 0.420%
  (Cost $181,634)                                                         181,634     181,634
                                                                                  -----------
          TOTAL INVESTMENTS -- (100.0%) (Cost $33,227,350)^^                      $36,361,060
                                                                                  ===========

DIMENSIONAL 2040 TARGET DATE RETIREMENT INCOME FUND
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------
                                                               LEVEL 1     LEVEL 2 LEVEL 3    TOTAL
                                                             -----------   ------- ------- -----------
Affiliated Investment Companies                              $36,179,426     --      --    $36,179,426
Temporary Cash Investments                                       181,634     --      --        181,634
                                                             -----------     --      --    -----------
TOTAL                                                        $36,361,060     --      --    $36,361,060
                                                             ===========     ==      ==    ===========

                   DFA SHORT-DURATION REAL RETURN PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                                      FACE
                                                                                     AMOUNT^
                                                                                      (000)    VALUE+
                                                                                     ------- -----------
BONDS -- (88.0%)

AUSTRALIA -- (3.9%)
Australia & New Zealand Banking Group, Ltd.
    1.875%, 10/06/17                                                                 $   358 $   359,308
    1.450%, 05/15/18                                                                     358     356,439
BHP Billiton Finance USA, Ltd.
    1.625%, 02/24/17                                                                     456     456,141
Commonwealth Bank of Australia
    2.500%, 09/20/18                                                                     916     926,472
    2.250%, 03/13/19                                                                   5,000   5,026,605
Macquarie Group, Ltd.
##  3.000%, 12/03/18                                                                   5,174   5,244,899
National Australia Bank, Ltd.
    2.250%, 07/01/19                                                                   3,500   3,512,901
    2.800%, 01/10/22                                                                  14,000  14,006,874
Westpac Banking Corp.
    2.000%, 08/14/17                                                                     501     502,919
    2.600%, 11/23/20                                                                   8,000   8,026,192
                                                                                             -----------
TOTAL AUSTRALIA                                                                               38,418,750
                                                                                             -----------
AUSTRIA -- (0.6%)
Oesterreichische Kontrollbank AG
    2.375%, 10/01/21                                                                   6,200   6,230,839
                                                                                             -----------
BELGIUM -- (0.2%)
Anheuser-Busch InBev Worldwide, Inc.
    5.375%, 01/15/20                                                                   1,510   1,646,469
                                                                                             -----------
CANADA -- (7.7%)
Bank of Montreal
    2.375%, 01/25/19                                                                      24      24,237
    1.900%, 08/27/21                                                                   7,000   6,806,933
Bank of Nova Scotia (The)
    2.350%, 10/21/20                                                                   9,655   9,666,991
Export Development Canada
    1.375%, 10/21/21                                                                   5,000   4,832,735
Goldcorp, Inc.
    2.125%, 03/15/18                                                                   2,000   2,006,256
Petro-Canada
    6.050%, 05/15/18                                                                     429     451,901
Potash Corp. of Saskatchewan, Inc.
    3.250%, 12/01/17                                                                     123     124,525
Province of Ontario Canada
    4.000%, 10/07/19                                                                   9,000   9,498,087
    1.875%, 05/21/20                                                                   1,000     995,995
    2.500%, 09/10/21                                                                   3,221   3,245,908
Royal Bank of Canada
    1.800%, 07/30/18                                                                   2,610   2,615,596
    2.150%, 03/15/19                                                                   1,700   1,707,745
    1.500%, 07/29/19                                                                   5,000   4,939,730
    2.350%, 10/30/20                                                                   6,000   5,991,360

                                                                                      FACE
                                                                                     AMOUNT^
                                                                                      (000)    VALUE+
                                                                                     ------- -----------
CANADA -- (Continued)
Toronto-Dominion Bank (The)
    2.625%, 09/10/18                                                                 $   715 $   724,998
    2.125%, 07/02/19                                                                   7,600   7,634,246
    2.250%, 11/05/19                                                                   4,979   5,004,841
    2.500%, 12/14/20                                                                  10,000  10,038,090
                                                                                             -----------
TOTAL CANADA                                                                                  76,310,174
                                                                                             -----------
DENMARK -- (1.1%)
Danske Bank A.S.
##  2.750%, 09/17/20                                                                   3,000   3,029,625
Nordea Bank AB
##  2.500%, 09/17/20                                                                   4,000   3,995,424
##  2.250%, 05/27/21                                                                   3,800   3,748,309
                                                                                             -----------
TOTAL DENMARK                                                                                 10,773,358
                                                                                             -----------
FINLAND -- (1.0%)
Municipality Finance P.L.C.
    1.250%, 04/18/19                                                                  10,000   9,897,120
                                                                                             -----------
FRANCE -- (1.9%)
Airgas, Inc.
    2.375%, 02/15/20                                                                   4,000   4,013,564
BNP Paribas SA
    2.375%, 09/14/17                                                                     252     253,330
    2.375%, 05/21/20                                                                   3,000   2,993,553
BPCE SA
    2.500%, 07/15/19                                                                   2,000   2,010,420
    2.650%, 02/03/21                                                                   1,300   1,297,152
Electricite de France SA
##  2.350%, 10/13/20                                                                   1,000     992,372
Total Capital International SA
    2.100%, 06/19/19                                                                   7,000   7,042,287
                                                                                             -----------
TOTAL FRANCE                                                                                  18,602,678
                                                                                             -----------
GERMANY -- (3.4%)
Bayer U.S. Finance LLC
##  2.375%, 10/08/19                                                                   2,500   2,507,893
Daimler Finance North America LLC
##  2.700%, 08/03/20                                                                   3,085   3,107,150
Deutsche Bank AG
    6.000%, 09/01/17                                                                     862     881,126
    2.950%, 08/20/20                                                                   1,900   1,888,264
Deutsche Telekom International Finance BV
    6.000%, 07/08/19                                                                     934   1,019,204
##  1.500%, 09/19/19                                                                   5,570   5,473,483
FMS Wertmanagement AoeR
    1.375%, 06/08/21                                                                   9,000   8,713,260

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED


                                                                                      FACE
                                                                                     AMOUNT^
                                                                                      (000)    VALUE+
                                                                                     ------- -----------
GERMANY -- (Continued)
Kreditanstalt fuer Wiederaufbau
    0.875%, 09/05/17                                                                 $   358 $   357,543
    1.875%, 06/30/20                                                                   4,000   3,998,060
    2.750%, 09/08/20                                                                   2,000   2,056,044
Volkswagen Group of America Finance LLC
##  2.400%, 05/22/20                                                                   4,000   3,969,604
                                                                                             -----------
TOTAL GERMANY                                                                                 33,971,631
                                                                                             -----------
IRELAND -- (0.1%)
Actavis, Inc.
    1.875%, 10/01/17                                                                   1,276   1,279,407
                                                                                             -----------
ITALY -- (0.2%)
Intesa Sanpaolo SpA
    3.875%, 01/16/18                                                                   2,000   2,031,756
                                                                                             -----------
JAPAN -- (4.6%)
American Honda Finance Corp.
    2.450%, 09/24/20                                                                   3,000   3,019,425
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
##  2.300%, 03/05/20                                                                   3,900   3,871,811
Beam Suntory, Inc.
    1.750%, 06/15/18                                                                   1,431   1,427,787
Development Bank of Japan, Inc.
    1.875%, 10/03/18                                                                     594     594,755
Japan Bank for International Cooperation
    1.750%, 07/31/18                                                                     358     358,105
Japan Finance Organization for Municipalities
    1.375%, 02/05/18                                                                   5,000   4,974,385
Mizuho Bank, Ltd.
##  2.700%, 10/20/20                                                                   1,000   1,002,988
Nippon Telegraph & Telephone Corp.
    1.400%, 07/18/17                                                                     102     102,012
Nissan Motor Acceptance Corp.
##  2.125%, 03/03/20                                                                   2,250   2,235,503
Nomura Holdings, Inc.
    2.750%, 03/19/19                                                                   1,500   1,515,549
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19                                                                   2,673   2,692,751
    2.450%, 01/16/20                                                                   2,000   1,999,736
Sumitomo Mitsui Financial Group, Inc.
    2.058%, 07/14/21                                                                     400     387,152
Toyota Motor Credit Corp.
    2.100%, 01/17/19                                                                   8,526   8,591,480
    4.500%, 06/17/20                                                                   1,900   2,037,227
    1.900%, 04/08/21                                                                   9,000   8,836,110

                                                                                      FACE
                                                                                     AMOUNT^
                                                                                      (000)    VALUE+
                                                                                     ------- -----------
JAPAN -- (Continued)
    3.300%, 01/12/22                                                                 $ 1,561 $ 1,611,174
                                                                                             -----------
TOTAL JAPAN                                                                                   45,257,950
                                                                                             -----------
NETHERLANDS -- (4.2%)
Bank Nederlandse Gemeenten NV
    1.875%, 06/11/19                                                                   5,000   5,018,165
Cooperatieve Rabobank UA
    2.250%, 01/14/19                                                                   3,356   3,372,626
    4.500%, 01/11/21                                                                   3,000   3,219,387
LyondellBasell Industries NV
    6.000%, 11/15/21                                                                   1,000   1,132,158
Mondelez International Holdings Netherlands BV
##  2.000%, 10/28/21                                                                   2,258   2,171,595
Mylan, Inc.
    2.550%, 03/28/19                                                                   1,097   1,097,371
Nederlandse Waterschapsbank NV
    1.625%, 03/04/20                                                                   3,000   2,974,566
Shell International Finance BV
    2.000%, 11/15/18                                                                   3,709   3,734,733
    4.300%, 09/22/19                                                                   1,202   1,275,750
    2.125%, 05/11/20                                                                   2,200   2,201,608
    1.875%, 05/10/21                                                                  10,000   9,799,090
    1.750%, 09/12/21                                                                   6,000   5,828,184
                                                                                             -----------
TOTAL NETHERLANDS                                                                             41,825,233
                                                                                             -----------
NORWAY -- (0.1%)
Kommunalbanken A.S.
    1.000%, 09/26/17                                                                     286     285,633
Statoil ASA
    1.200%, 01/17/18                                                                     168     167,603
    1.150%, 05/15/18                                                                     236     234,584
    1.950%, 11/08/18                                                                     715     718,295
                                                                                             -----------
TOTAL NORWAY                                                                                   1,406,115
                                                                                             -----------
SPAIN -- (1.0%)
Santander UK P.L.C.
    2.500%, 03/14/19                                                                     600     603,168
    2.375%, 03/16/20                                                                   4,600   4,582,175
Telefonica Emisiones SAU
    5.134%, 04/27/20                                                                   4,250   4,563,378
                                                                                             -----------
TOTAL SPAIN                                                                                    9,748,721
                                                                                             -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.2%)
Asian Development Bank
    1.125%, 03/15/17                                                                     358     358,042
European Bank for Reconstruction & Development
    1.750%, 06/14/19                                                                   5,000   5,011,510
European Investment Bank
    1.125%, 09/15/17                                                                     215     214,947

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED


                                                                                      FACE
                                                                                     AMOUNT^
                                                                                      (000)    VALUE+
                                                                                     ------- -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
    2.875%, 09/15/20                                                                 $ 2,000 $ 2,062,924
    1.625%, 12/15/20                                                                   3,000   2,953,830
    2.000%, 03/15/21                                                                   7,000   6,965,329
    1.375%, 09/15/21                                                                  10,000   9,627,890
Inter-American Development Bank
    1.125%, 03/15/17                                                                      59      59,008
International Bank for Reconstruction & Development
    1.625%, 03/09/21                                                                   4,000   3,946,332
International Finance Corp.
    0.875%, 06/15/18                                                                     215     213,802
                                                                                             -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                                                  31,413,614
                                                                                             -----------
SWEDEN -- (2.3%)
Kommuninvest I Sverige AB
    2.000%, 11/12/19                                                                   9,720   9,780,118
Svensk Exportkredit AB
    1.875%, 06/17/19                                                                  10,000  10,032,840
    1.750%, 08/28/20                                                                   3,000   2,981,004
Svenska Handelsbanken AB
    2.500%, 01/25/19                                                                     358     362,260
                                                                                             -----------
TOTAL SWEDEN                                                                                  23,156,222
                                                                                             -----------
SWITZERLAND -- (0.3%)
ABB Finance USA, Inc.
    1.625%, 05/08/17                                                                     189     189,319
Chubb INA Holdings, Inc.
    2.300%, 11/03/20                                                                     425     426,042
Credit Suisse AG
    2.300%, 05/28/19                                                                     625     626,944
    3.000%, 10/29/21                                                                     480     482,596
UBS AG
    1.375%, 08/14/17                                                                      50      50,005
    2.375%, 08/14/19                                                                     667     670,530
                                                                                             -----------
TOTAL SWITZERLAND                                                                              2,445,436
                                                                                             -----------
UNITED KINGDOM -- (2.4%)
Aon Corp.
    5.000%, 09/30/20                                                                   2,710   2,924,226
AstraZeneca P.L.C.
    2.375%, 11/16/20                                                                   5,071   5,094,656
Barclays P.L.C.
    2.750%, 11/08/19                                                                   2,000   2,004,270
    3.250%, 01/12/21                                                                   1,500   1,501,295
BP Capital Markets P.L.C.
    1.846%, 05/05/17                                                                     250     250,478
British Telecommunications P.L.C.
    1.250%, 02/14/17                                                                     272     272,014
    2.350%, 02/14/19                                                                     700     703,834

                                                                                      FACE
                                                                                     AMOUNT^
                                                                                      (000)    VALUE+
                                                                                     ------- -----------
UNITED KINGDOM -- (Continued)
HSBC USA, Inc.
    1.625%, 01/16/18                                                                 $ 1,130 $ 1,130,755
    2.375%, 11/13/19                                                                   3,281   3,293,369
Lloyds Bank P.L.C.
    4.200%, 03/28/17                                                                     780     783,772
Nationwide Building Society
##  2.350%, 01/21/20                                                                   4,000   3,992,636
Unilever Capital Corp.
    4.250%, 02/10/21                                                                   1,200   1,288,538
                                                                                             -----------
TOTAL UNITED KINGDOM                                                                          23,239,843
                                                                                             -----------
UNITED STATES -- (49.8%)
Abbott Laboratories
    4.125%, 05/27/20                                                                   4,000   4,194,208
AbbVie, Inc.
    2.500%, 05/14/20                                                                   6,000   6,026,466
Aetna, Inc.
    2.200%, 03/15/19                                                                   3,340   3,361,156
Aflac, Inc.
    2.650%, 02/15/17                                                                   1,515   1,515,853
    2.400%, 03/16/20                                                                   1,500   1,511,175
Agilent Technologies, Inc.
    6.500%, 11/01/17                                                                     153     157,902
Alphabet, Inc.
    3.625%, 05/19/21                                                                   3,500   3,724,924
Altria Group, Inc.
    4.750%, 05/05/21                                                                     500     543,480
Amazon.com, Inc.
    2.600%, 12/05/19                                                                   2,700   2,752,539
American Express Credit Corp.
    2.375%, 05/26/20                                                                     800     801,930
American International Group, Inc.
    2.300%, 07/16/19                                                                   2,062   2,075,226
    3.375%, 08/15/20                                                                   3,000   3,099,129
    3.300%, 03/01/21                                                                     500     512,637
Ameriprise Financial, Inc.
    7.300%, 06/28/19                                                                   1,360   1,523,725
    5.300%, 03/15/20                                                                   1,000   1,083,597
Amgen, Inc.
    2.200%, 05/22/19                                                                   4,311   4,339,918
Amphenol Corp.
    2.550%, 01/30/19                                                                   3,800   3,846,862
Anthem, Inc.
    5.875%, 06/15/17                                                                     117     118,913
    1.875%, 01/15/18                                                                   3,700   3,708,288
Apple, Inc.
    2.250%, 02/23/21                                                                   5,000   5,000,210
Assurant, Inc.
    2.500%, 03/15/18                                                                     715     720,097
AT&T, Inc.
    1.600%, 02/15/17                                                                     358     358,061

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED


                                                                                      FACE
                                                                                     AMOUNT^
                                                                                      (000)    VALUE+
                                                                                     ------- -----------
UNITED STATES -- (Continued)
    5.800%, 02/15/19                                                                 $ 3,000 $ 3,214,581
    2.450%, 06/30/20                                                                   1,331   1,320,932
    4.600%, 02/15/21                                                                   1,000   1,061,155
Autodesk, Inc.
    1.950%, 12/15/17                                                                      75      75,121
Bank of America Corp.
    2.000%, 01/11/18                                                                     415     416,411
    2.600%, 01/15/19                                                                     730     736,711
    2.625%, 10/19/20                                                                   2,500   2,503,658
Bank of New York Mellon Corp. (The)
    2.100%, 01/15/19                                                                   1,000   1,005,331
    2.200%, 05/15/19                                                                   1,500   1,510,646
    4.600%, 01/15/20                                                                   1,200   1,282,010
    2.150%, 02/24/20                                                                   1,200   1,199,836
BB&T Corp.
    1.450%, 01/12/18                                                                     141     141,092
    6.850%, 04/30/19                                                                   2,000   2,208,522
    2.050%, 05/10/21                                                                     731     718,881
Berkshire Hathaway Finance Corp.
    1.600%, 05/15/17                                                                      72      72,122
Berkshire Hathaway, Inc.
    2.100%, 08/14/19                                                                   7,000   7,067,326
Biogen, Inc.
    2.900%, 09/15/20                                                                   1,500   1,524,107
BlackRock, Inc.
    5.000%, 12/10/19                                                                   2,000   2,168,946
Boeing Capital Corp.
    2.900%, 08/15/18                                                                     546     557,987
Boston Scientific Corp.
    2.650%, 10/01/18                                                                   2,000   2,023,734
    6.000%, 01/15/20                                                                     500     549,739
Bristol-Myers Squibb Co.
    1.750%, 03/01/19                                                                   2,500   2,502,933
Buckeye Partners L.P.
    6.050%, 01/15/18                                                                   1,310   1,361,455
    2.650%, 11/15/18                                                                     261     262,860
Capital One Bank USA NA
    2.300%, 06/05/19                                                                   2,000   2,008,838
Capital One Financial Corp.
    2.450%, 04/24/19                                                                     900     907,101
Cardinal Health, Inc.
    1.700%, 03/15/18                                                                   1,919   1,919,013
Caterpillar Financial Services Corp.
    2.450%, 09/06/18                                                                     545     551,881
    2.100%, 06/09/19                                                                   1,900   1,910,518
    1.700%, 08/09/21                                                                   1,000     963,225
CBS Corp.
    1.950%, 07/01/17                                                                     621     622,326
    2.300%, 08/15/19                                                                   2,000   2,006,808

                                                                                      FACE
                                                                                     AMOUNT^
                                                                                      (000)    VALUE+
                                                                                     ------- -----------
UNITED STATES -- (Continued)
Celgene Corp.
    2.250%, 05/15/19                                                                 $ 2,000 $ 2,006,036
CenterPoint Energy Resources Corp.
    6.125%, 11/01/17                                                                      39      40,228
Charles Schwab Corp. (The)
    2.200%, 07/25/18                                                                     372     374,955
Chevron Corp.
    1.104%, 12/05/17                                                                     383     382,459
    2.419%, 11/17/20                                                                  14,000  14,148,148
    2.100%, 05/16/21                                                                   1,375   1,361,547
Cisco Systems, Inc.
    4.450%, 01/15/20                                                                   4,940   5,292,064
    2.450%, 06/15/20                                                                   4,400   4,455,057
    2.200%, 02/28/21                                                                   3,000   2,990,391
    1.850%, 09/20/21                                                                   4,000   3,905,344
Citigroup, Inc.
    2.500%, 09/26/18                                                                     501     505,383
    2.050%, 06/07/19                                                                   3,000   2,992,224
    2.400%, 02/18/20                                                                   3,000   2,999,328
CNA Financial Corp.
    5.750%, 08/15/21                                                                     880     983,131
Coca-Cola Co. (The)
    2.450%, 11/01/20                                                                   3,000   3,053,655
    1.550%, 09/01/21                                                                   2,500   2,433,678
    3.300%, 09/01/21                                                                   1,000   1,043,928
Comcast Corp.
    6.300%, 11/15/17                                                                     286     297,252
    5.150%, 03/01/20                                                                   1,900   2,072,066
Comerica, Inc.
    2.125%, 05/23/19                                                                   1,450   1,450,534
ConocoPhillips
    6.000%, 01/15/20                                                                   1,300   1,440,390
ConocoPhillips Co.
    1.050%, 12/15/17                                                                   1,334   1,328,463
    4.200%, 03/15/21                                                                   1,400   1,482,120
Costco Wholesale Corp.
    1.750%, 02/15/20                                                                   1,775   1,770,087
Crane Co.
    2.750%, 12/15/18                                                                     608     616,992
CVS Health Corp.
    2.250%, 08/12/19                                                                   2,500   2,512,878
    2.125%, 06/01/21                                                                     500     488,854
Danaher Corp.
    1.650%, 09/15/18                                                                     990     990,591
Dollar General Corp.
    1.875%, 04/15/18                                                                     921     922,332
Dominion Resources, Inc.
    2.500%, 12/01/19                                                                   3,500   3,543,186
Dr. Pepper Snapple Group, Inc.
    2.600%, 01/15/19                                                                   1,000   1,014,299

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED


                                                                                      FACE
                                                                                     AMOUNT^
                                                                                      (000)    VALUE+
                                                                                     ------- -----------
UNITED STATES -- (Continued)
DTE Energy Co.
    2.400%, 12/01/19                                                                 $ 4,000 $ 4,025,884
Duke Energy Corp.
    2.100%, 06/15/18                                                                   1,300   1,305,428
eBay, Inc.
    1.350%, 07/15/17                                                                     123     123,008
    2.200%, 08/01/19                                                                   4,346   4,358,682
Edwards Lifesciences Corp.
    2.875%, 10/15/18                                                                   1,000   1,016,519
EI du Pont de Nemours & Co.
    6.000%, 07/15/18                                                                     708     752,580
Enterprise Products Operating LLC
    6.650%, 04/15/18                                                                   2,000   2,112,152
EOG Resources, Inc.
    5.875%, 09/15/17                                                                     705     723,733
Eversource Energy
    1.450%, 05/01/18                                                                   1,235   1,231,311
Exelon Generation Co. LLC
    2.950%, 01/15/20                                                                   2,600   2,633,051
    4.000%, 10/01/20                                                                     600     624,443
Express Scripts Holding Co.
    2.250%, 06/15/19                                                                   2,000   2,007,006
Exxon Mobil Corp.
    1.708%, 03/01/19                                                                   5,000   5,010,770
    1.819%, 03/15/19                                                                  10,427  10,472,993
    1.912%, 03/06/20                                                                   2,400   2,399,921
    2.222%, 03/01/21                                                                   4,924   4,932,006
Fidelity National Information Services, Inc.
    2.250%, 08/15/21                                                                   5,000   4,891,285
Fifth Third Bank
    2.375%, 04/25/19                                                                   3,590   3,619,951
Fiserv, Inc.
    2.700%, 06/01/20                                                                   2,000   2,019,638
FMC Technologies, Inc.
    2.000%, 10/01/17                                                                   1,120   1,121,076
Ford Motor Credit Co. LLC
    5.000%, 05/15/18                                                                     984   1,020,696
    2.375%, 03/12/19                                                                   1,300   1,299,931
    3.157%, 08/04/20                                                                     200     201,438
    3.336%, 03/18/21                                                                   1,500   1,515,089
GATX Corp.
    1.250%, 03/04/17                                                                   1,500   1,499,972
    2.500%, 07/30/19                                                                     200     200,850
GE Capital International Funding Co., Unlimited Co.
    2.342%, 11/15/20                                                                  10,000  10,028,000
Georgia Power Co.
    4.250%, 12/01/19                                                                   2,130   2,256,788
Gilead Sciences, Inc.
    2.550%, 09/01/20                                                                   1,000   1,009,821

                                                                                      FACE
                                                                                     AMOUNT^
                                                                                      (000)    VALUE+
                                                                                     ------- -----------
UNITED STATES -- (Continued)
Goldman Sachs Group, Inc. (The)
    2.550%, 10/23/19                                                                 $ 4,900 $ 4,931,159
Halliburton Co.
    2.000%, 08/01/18                                                                   3,970   3,982,236
Harris Corp.
    2.700%, 04/27/20                                                                   4,500   4,495,738
Hewlett Packard Enterprise Co.
    3.600%, 10/15/20                                                                   3,800   3,900,339
Home Depot, Inc. (The)
    2.000%, 06/15/19                                                                     700     705,816
HP, Inc.
    4.300%, 06/01/21                                                                   1,567   1,646,014
Humana, Inc.
    2.625%, 10/01/19                                                                   3,000   3,026,487
Huntington Bancshares, Inc.
    2.600%, 08/02/18                                                                   1,043   1,051,518
Huntington National Bank (The)
    2.400%, 04/01/20                                                                   2,600   2,587,754
Indiana Michigan Power Co.
    7.000%, 03/15/19                                                                   2,000   2,201,992
Intel Corp.
    2.450%, 07/29/20                                                                     127     128,979
International Business Machines Corp.
    1.250%, 02/08/18                                                                     100      99,967
    1.950%, 02/12/19                                                                   4,557   4,590,963
    1.625%, 05/15/20                                                                   1,390   1,374,151
Intuit, Inc.
    5.750%, 03/15/17                                                                   1,300   1,307,328
Jefferies Group LLC
    5.125%, 04/13/18                                                                     134     138,641
JM Smucker Co. (The)
    2.500%, 03/15/20                                                                   3,320   3,346,533
John Deere Capital Corp.
    2.050%, 03/10/20                                                                   2,000   1,991,956
JPMorgan Chase & Co.
    2.350%, 01/28/19                                                                   3,000   3,029,172
Kellogg Co.
    4.000%, 12/15/20                                                                   1,000   1,057,881
KeyCorp
    2.900%, 09/15/20                                                                   2,000   2,028,404
Kimberly-Clark Corp.
    1.900%, 05/22/19                                                                   2,000   2,012,920
KLA-Tencor Corp.
    3.375%, 11/01/19                                                                   1,350   1,389,602
Laboratory Corp. of America Holdings
    2.200%, 08/23/17                                                                   1,633   1,639,672
Lam Research Corp.
    2.750%, 03/15/20                                                                   2,800   2,805,771
Legg Mason, Inc.
    2.700%, 07/15/19                                                                   3,000   3,021,822

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED


                                                                                      FACE
                                                                                     AMOUNT^
                                                                                      (000)    VALUE+
                                                                                     ------- ----------
UNITED STATES -- (Continued)
Liberty Mutual Group, Inc.
##  5.000%, 06/01/21                                                                 $2,900  $3,147,825
Macy's Retail Holdings, Inc.
    3.450%, 01/15/21                                                                  2,970   2,979,097
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20                                                                  4,225   4,223,707
Marriott International, Inc.
    6.750%, 05/15/18                                                                    367     389,537
    3.000%, 03/01/19                                                                  2,960   3,012,359
Marsh & McLennan Cos., Inc.
    2.300%, 04/01/17                                                                    650     650,805
    2.350%, 03/06/20                                                                  2,000   2,002,262
MasterCard, Inc.
    2.000%, 04/01/19                                                                  2,995   3,018,005
Mattel, Inc.
    2.350%, 05/06/19                                                                  5,000   5,019,585
Maxim Integrated Products, Inc.
    2.500%, 11/15/18                                                                  2,000   2,019,290
McDonald's Corp.
    5.350%, 03/01/18                                                                    286     297,383
    5.000%, 02/01/19                                                                  4,506   4,775,297
McKesson Corp.
    1.400%, 03/15/18                                                                  2,740   2,728,947
Mead Johnson Nutrition Co.
    3.000%, 11/15/20                                                                    700     709,461
Microsoft Corp.
    2.000%, 11/03/20                                                                  3,500   3,495,478
    1.550%, 08/08/21                                                                  4,000   3,871,340
Monsanto Co.
    1.850%, 11/15/18                                                                  2,155   2,150,966
    2.125%, 07/15/19                                                                  2,550   2,549,686
Morgan Stanley
    2.375%, 07/23/19                                                                  3,000   3,011,559
NASDAQ OMX Group, Inc. (The)
    5.550%, 01/15/20                                                                  2,484   2,683,083
NetApp, Inc.
    2.000%, 12/15/17                                                                    715     717,454
Newell Brands, Inc.
    6.250%, 04/15/18                                                                    930     978,287
    2.600%, 03/29/19                                                                  3,045   3,082,694
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19                                                                  2,950   2,970,157
NiSource Finance Corp.
    6.400%, 03/15/18                                                                     86      90,229
    6.800%, 01/15/19                                                                    396     431,740
Nordstrom, Inc.
    6.250%, 01/15/18                                                                  3,094   3,226,067
    4.750%, 05/01/20                                                                    350     372,706
Nucor Corp.
    5.750%, 12/01/17                                                                  4,612   4,764,713

                                                                                      FACE
                                                                                     AMOUNT^
                                                                                      (000)    VALUE+
                                                                                     ------- ----------
UNITED STATES -- (Continued)
Oracle Corp.
    2.250%, 10/08/19                                                                 $2,000  $2,025,324
    1.900%, 09/15/21                                                                  9,000   8,788,941
PepsiCo, Inc.
    2.250%, 01/07/19                                                                  1,000   1,013,002
    2.150%, 10/14/20                                                                  3,000   3,011,889
Pfizer, Inc.
    2.100%, 05/15/19                                                                  2,652   2,681,405
    1.950%, 06/03/21                                                                  5,000   4,965,000
PG&E Corp.
    2.400%, 03/01/19                                                                  2,074   2,088,024
PNC Bank NA
    2.400%, 10/18/19                                                                  4,000   4,033,624
Praxair, Inc.
    1.250%, 11/07/18                                                                    888     884,768
Procter & Gamble Co. (The)
    1.850%, 02/02/21                                                                    960     954,820
Progress Energy, Inc.
    4.400%, 01/15/21                                                                  2,150   2,277,684
Prudential Financial, Inc.
    5.375%, 06/21/20                                                                  3,000   3,291,912
PSEG Power LLC
    2.450%, 11/15/18                                                                  2,499   2,519,477
QUALCOMM, Inc.
    2.250%, 05/20/20                                                                  3,000   3,005,118
Quest Diagnostics, Inc.
    2.700%, 04/01/19                                                                  1,300   1,318,429
    2.500%, 03/30/20                                                                  3,630   3,641,768
Raytheon Co.
    6.750%, 03/15/18                                                                    293     310,608
Republic Services, Inc.
    3.800%, 05/15/18                                                                    388     398,176
Roper Technologies, Inc.
    2.050%, 10/01/18                                                                    135     135,604
Ryder System, Inc.
    2.500%, 03/01/18                                                                    250     251,700
    2.350%, 02/26/19                                                                  2,000   2,011,976
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19                                                                  2,369   2,399,589
Southern Power Co.
    2.500%, 12/15/21                                                                    539     529,845
Southwest Airlines Co.
    2.750%, 11/06/19                                                                    426     433,319
St Jude Medical LLC
    2.800%, 09/15/20                                                                  3,500   3,518,004
State Street Corp.
    4.375%, 03/07/21                                                                  2,000   2,155,100
Stryker Corp.
    2.625%, 03/15/21                                                                  2,378   2,388,739
SunTrust Banks, Inc.
    2.900%, 03/03/21                                                                  3,000   3,033,807

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED


                                                                                         FACE
                                                                                        AMOUNT^
                                                                                         (000)       VALUE+
                                                                                       ---------- ------------
UNITED STATES -- (Continued)
Symantec Corp.
      2.750%, 06/15/17                                                                 $      358 $    359,018
      4.200%, 09/15/20                                                                      2,000    2,066,212
Sysco Corp.
      2.600%, 10/01/20                                                                      3,970    4,000,668
Target Corp.
      2.300%, 06/26/19                                                                      3,000    3,044,388
Tech Data Corp.
      3.750%, 09/21/17                                                                        358      362,500
Thermo Fisher Scientific, Inc.
      1.850%, 01/15/18                                                                      2,166    2,172,842
TIAA Asset Management Finance Co. LLC
##    2.950%, 11/01/19                                                                      3,890    3,957,748
Time Warner, Inc.
      2.100%, 06/01/19                                                                      2,000    2,004,330
Total System Services, Inc.
      2.375%, 06/01/18                                                                      3,000    3,015,555
Tyson Foods, Inc.
      2.650%, 08/15/19                                                                      2,000    2,026,798
U.S. Bancorp
      2.200%, 04/25/19                                                                      3,991    4,025,937
Union Pacific Corp.
      2.250%, 02/15/19                                                                      1,400    1,412,915
UnitedHealth Group, Inc.
      6.000%, 06/15/17                                                                        200      203,586
      2.300%, 12/15/19                                                                      1,400    1,412,792
      2.700%, 07/15/20                                                                      1,074    1,091,588
      2.125%, 03/15/21                                                                      2,000    1,982,150
US Bank NA
      1.400%, 04/26/19                                                                      3,900    3,863,898
Verizon Communications, Inc.
      3.650%, 09/14/18                                                                        690      712,121
      2.550%, 06/17/19                                                                      1,000    1,020,537
      4.500%, 09/15/20                                                                      2,250    2,399,477
Viacom, Inc.
      2.200%, 04/01/19                                                                      2,000    1,995,290
Walgreen Co.
      5.250%, 01/15/19                                                                          8        8,474
Walgreens Boots Alliance, Inc.
      2.700%, 11/18/19                                                                      2,000    2,025,872
      2.600%, 06/01/21                                                                      2,000    1,996,264
Wells Fargo & Co.
      2.125%, 04/22/19                                                                      2,170    2,178,660
      2.150%, 01/30/20                                                                      3,000    2,990,841
WestRock RKT Co.
      4.450%, 03/01/19                                                                        595      618,511
Wyndham Worldwide Corp.
      2.500%, 03/01/18                                                                      1,805    1,816,016
Xerox Corp.
      2.950%, 03/15/17                                                                      2,000    2,003,874

                                                                                         FACE
                                                                                        AMOUNT^
                                                                                         (000)       VALUE+
                                                                                       ---------- ------------
UNITED STATES -- (Continued)
Xilinx, Inc.
      2.125%, 03/15/19                                                                 $    2,500 $  2,506,038
                                                                                                  ------------
TOTAL UNITED STATES                                                                                491,868,810
                                                                                                  ------------
TOTAL BONDS                                                                                        869,524,126
                                                                                                  ------------
AGENCY OBLIGATIONS -- (4.8%)
Federal Home Loan Mortgage Corp.
      1.000%, 09/29/17                                                                         66       66,125
Federal National Mortgage Association
      1.500%, 06/22/20                                                                     21,300   21,218,378
      1.875%, 12/28/20                                                                     22,000   22,107,030
      1.250%, 05/06/21                                                                      4,000    3,898,712
                                                                                                  ------------
TOTAL AGENCY OBLIGATIONS                                                                            47,290,245
                                                                                                  ------------
U.S. TREASURY OBLIGATIONS -- (1.4%)
Treasury Inflation Protected Security
^^^++ 0.125%, 04/15/20                                                                        412      419,893
^^^   0.125%, 04/15/21                                                                     13,239   13,425,503
                                                                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS                                                                     13,845,396
                                                                                                  ------------
TOTAL INVESTMENT SECURITIES                                                                        930,659,767
                                                                                                  ------------

                                                                                        SHARES
                                                                                       ----------
SECURITIES LENDING COLLATERAL -- (5.8%)
(S)@  DFA Short Term Investment Fund                                                    4,943,503   57,206,212
                                                                                                  ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $992,119,116)^^                                                                           $987,865,979
                                                                                                  ============

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------
                                                             LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                                             ------- ------------ ------- ------------
Bonds
   Australia                                                   --    $ 38,418,750   --    $ 38,418,750
   Austria                                                     --       6,230,839   --       6,230,839
   Belgium                                                     --       1,646,469   --       1,646,469
   Canada                                                      --      76,310,174   --      76,310,174
   Denmark                                                     --      10,773,358   --      10,773,358
   Finland                                                     --       9,897,120   --       9,897,120
   France                                                      --      18,602,678   --      18,602,678
   Germany                                                     --      33,971,631   --      33,971,631
   Ireland                                                     --       1,279,407   --       1,279,407
   Italy                                                       --       2,031,756   --       2,031,756
   Japan                                                       --      45,257,950   --      45,257,950
   Netherlands                                                 --      41,825,233   --      41,825,233
   Norway                                                      --       1,406,115   --       1,406,115
   Spain                                                       --       9,748,721   --       9,748,721
   Supranational Organization Obligations                      --      31,413,614   --      31,413,614
   Sweden                                                      --      23,156,222   --      23,156,222
   Switzerland                                                 --       2,445,436   --       2,445,436
   United Kingdom                                              --      23,239,843   --      23,239,843
   United States                                               --     491,868,810   --     491,868,810
Agency Obligations                                             --      47,290,245   --      47,290,245
U.S. Treasury Obligations                                      --      13,845,396   --      13,845,396
Securities Lending Collateral                                  --      57,206,212   --      57,206,212
Swap Agreements**                                              --       9,872,925   --       9,872,925
                                                               --    ------------   --    ------------
TOTAL                                                          --    $997,738,904   --    $997,738,904
                                                               ==    ============   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                      DFA MUNICIPAL REAL RETURN PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)    VALUE+
                                                                                     ------ ----------
MUNICIPAL BONDS -- (100.0%)

ALABAMA -- (0.9%)
Alabama State (GO) Series A
    5.000%, 08/01/20                                                                 $2,250 $2,524,478
    5.000%, 08/01/23                                                                  2,200  2,610,410
                                                                                            ----------
TOTAL ALABAMA                                                                                5,134,888
                                                                                            ----------
ALASKA -- (1.0%)
Borough of North Slope (GO) Series C (ETM)
    3.000%, 06/30/18                                                                    500    513,735
City of Anchorage (GO) Series A
    5.000%, 09/01/21                                                                    900  1,026,423
    5.000%, 09/01/23                                                                    600    704,760
City of Anchorage (GO) Series D
    5.000%, 09/01/23                                                                  2,585  3,036,341
                                                                                            ----------
TOTAL ALASKA                                                                                 5,281,259
                                                                                            ----------
ARIZONA -- (0.9%)
City of Phoenix (GO)
    4.000%, 07/01/20                                                                  1,500  1,626,840
City of Tempe (GO) Series C
    4.000%, 07/01/22                                                                  1,400  1,557,346
Maricopa County High School District No. 210-Phoenix (GO)
    3.000%, 07/01/23                                                                    650    680,927

Scottsdale Municipal Property Corp. (RB) Series A
    3.000%, 07/01/21                                                                    805    851,400
                                                                                            ----------
TOTAL ARIZONA                                                                                4,716,513
                                                                                            ----------
ARKANSAS -- (0.5%)
Arkansas State (GO)
    5.000%, 04/01/21                                                                  2,600  2,957,812
                                                                                            ----------
CALIFORNIA -- (0.7%)
California State (GO) Series B
    5.000%, 09/01/25                                                                  3,140  3,777,546
                                                                                            ----------
COLORADO -- (1.3%)
Boulder County (RB)
    5.000%, 07/15/18                                                                    100    105,699
City & County of Denver (GO) Series A
    5.000%, 08/01/17                                                                    200    204,156
Denver City & County School District No. 1 (GO) Series B (ETM) (ST AID WITHHLDG)
    4.000%, 12/01/18                                                                     35     36,812
Denver City & County School District No. 1 (GO) Series B (ST AID WITHHLDG)
    4.000%, 12/01/18                                                                    265    278,915

                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)    VALUE+
                                                                                     ------ ----------
COLORADO -- (Continued)
    5.000%, 12/01/24                                                                 $  900 $1,078,839
El Paso County School District No. 20 Academy (GO) (ST AID WITHHLDG)
    5.000%, 12/15/21                                                                  1,240  1,427,203
Jefferson County School District R-1 (GO) (ST AID WITHHLDG)
    5.250%, 12/15/24                                                                  1,000  1,212,750
Weld County School District No. RE-4 (GO) (ST INTERCEPT)
    4.000%, 12/01/23                                                                  2,425  2,711,683
                                                                                            ----------
TOTAL COLORADO                                                                               7,056,057
                                                                                            ----------
CONNECTICUT -- (0.5%)
Connecticut State (GO) Series A
    5.000%, 10/15/18                                                                    600    635,838
    5.000%, 10/15/19                                                                    300    326,676
Connecticut State (GO) Series C
    5.000%, 06/01/18                                                                  1,000  1,047,720
Connecticut State (GO) Series E
    4.000%, 08/15/17                                                                    700    711,935
                                                                                            ----------
TOTAL CONNECTICUT                                                                            2,722,169
                                                                                            ----------
DELAWARE -- (0.8%)
New Castle County (GO)
    5.000%, 10/01/23                                                                  2,275  2,704,838
New Castle County (GO) Series B
    5.000%, 07/15/22                                                                  1,450  1,693,934
                                                                                            ----------
TOTAL DELAWARE                                                                               4,398,772
                                                                                            ----------
DISTRICT OF COLUMBIA -- (1.3%)
District of Columbia (GO) Series A
    5.000%, 06/01/20                                                                  1,900  2,120,286
District of Columbia (GO) Series E
    5.000%, 06/01/21                                                                  2,550  2,909,932
    5.000%, 06/01/26                                                                  1,875  2,268,000
                                                                                            ----------
TOTAL DISTRICT OF COLUMBIA                                                                   7,298,218
                                                                                            ----------
FLORIDA -- (3.4%)
Florida State (GO) Series A
    5.000%, 07/01/21                                                                  2,000  2,293,080
Florida State Board of Education (GO) Series A
    5.000%, 06/01/23                                                                    700    829,703
Florida State Board of Education (GO) Series B
    5.000%, 06/01/19                                                                    555    603,263
    5.000%, 06/01/20                                                                  3,300  3,687,189
    5.000%, 06/01/23                                                                    650    770,438
    5.000%, 06/01/25                                                                  3,000  3,620,700

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)    VALUE+
                                                                                     ------ -----------
FLORIDA -- (Continued)
Florida's Turnpike Enterprise (RB) Series A
    5.000%, 07/01/17                                                                 $  750 $   763,050
Miami-Dade County (GO) Series A
    5.000%, 07/01/26                                                                  1,810   2,177,231
Miami-Dade County (GO) Series D
    5.000%, 07/01/20                                                                  3,520   3,924,413
                                                                                            -----------
TOTAL FLORIDA                                                                                18,669,067
                                                                                            -----------
GEORGIA -- (3.5%)
Georgia State (GO) Series C
    5.000%, 07/01/17                                                                  1,800   1,831,554
    5.000%, 10/01/21                                                                  2,490   2,871,169
Georgia State (GO) Series C-1
    5.000%, 07/01/23                                                                  3,000   3,564,780
    5.000%, 07/01/24                                                                  3,200   3,853,248
Georgia State (GO) Series I
    5.000%, 07/01/20                                                                  2,345   2,629,378
Georgia State Road & Tollway Authority (RB) (GTD)
    5.000%, 10/01/23                                                                  3,580   4,268,757
                                                                                            -----------
TOTAL GEORGIA                                                                                19,018,886
                                                                                            -----------
HAWAII -- (1.3%)
City & County of Honolulu (GO) Series B
    5.000%, 10/01/23                                                                  2,150   2,545,901
    5.000%, 10/01/25                                                                    450     544,514
Hawaii State (GO) Series DK
    5.000%, 05/01/17                                                                    700     707,490
Hawaii State (GO) Series EF
    5.000%, 11/01/22                                                                    300     351,981
Hawaii State (GO) Series EH
    5.000%, 08/01/23                                                                  1,275   1,506,871
Hawaii State (GO) Series EH (ETM)
    5.000%, 08/01/23                                                                  1,225   1,454,345
                                                                                            -----------
TOTAL HAWAII                                                                                  7,111,102
                                                                                            -----------
IOWA -- (0.2%)
City of Ankeny (GO) Series G
    5.000%, 06/01/19                                                                    910     987,814
                                                                                            -----------
KANSAS -- (1.8%)
City of Lenexa (GO) Series A
    5.000%, 09/01/21                                                                    600     687,696
City of Lenexa (GO) Series B
    5.000%, 09/01/20                                                                  1,610   1,809,753
City of Wichita (GO) Series A
    5.000%, 12/01/20                                                                  3,000   3,380,760
Johnson County (GO) Series B
    5.000%, 09/01/22                                                                  1,405   1,644,187

                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)    VALUE+
                                                                                     ------ -----------
KANSAS -- (Continued)
Kansas State Department of Transportation (RB) Series B
    5.000%, 09/01/20                                                                 $1,975 $ 2,221,519
Kansas State Department of Transportation (RB) Series C
    5.000%, 09/01/19                                                                    125     136,954
                                                                                            -----------
TOTAL KANSAS                                                                                  9,880,869
                                                                                            -----------
KENTUCKY -- (1.1%)
Louisville Water Co. (RB)
    4.000%, 11/15/17                                                                  1,605   1,644,371
Louisville/Jefferson County Metropolitan Government (GO) Series A
    5.000%, 12/01/25                                                                  3,800   4,571,590
                                                                                            -----------
TOTAL KENTUCKY                                                                                6,215,961
                                                                                            -----------
LOUISIANA -- (1.2%)
Louisiana State (GO) Series A (ETM)
    5.000%, 08/01/18                                                                  4,000   4,230,000
Louisiana State (GO) Series C
    5.000%, 07/15/22                                                                    250     288,263
    5.000%, 08/01/23                                                                  1,100   1,283,271
Louisiana State (GO) Series D-2
    5.000%, 12/01/21                                                                    600     685,398
                                                                                            -----------
TOTAL LOUISIANA                                                                               6,486,932
                                                                                            -----------
MARYLAND -- (4.4%)
Anne Arundel County (GO)
    5.000%, 04/01/23                                                                  4,000   4,707,480
Baltimore County (GO)
    5.000%, 08/01/18                                                                  1,000   1,059,650
    5.000%, 08/01/21                                                                    500     574,375
City of Baltimore (GO) Series B
    5.000%, 10/15/22                                                                    645     752,896
City of Frederick (GO) Series C
    5.000%, 03/01/27                                                                  3,100   3,789,657
Harford County (GO) Series A
    5.000%, 09/15/20                                                                    900   1,014,543
Maryland State (GO) Series B
    5.000%, 03/01/19                                                                  1,000   1,079,890
    4.000%, 08/01/23                                                                  1,785   2,010,678
Prince George's County (GO) Series B
    5.000%, 09/15/18                                                                    650     691,691
Washington Suburban Sanitary Commission (GO)
    5.000%, 06/01/18                                                                    650     684,378
    5.000%, 06/01/24                                                                  4,325   5,198,650

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)    VALUE+
                                                                                     ------ -----------
MARYLAND -- (Continued)
Worcester County (GO) Series B
    4.000%, 08/01/21                                                                 $2,255 $ 2,477,478
                                                                                            -----------
TOTAL MARYLAND                                                                               24,041,366
                                                                                            -----------
MASSACHUSETTS -- (5.1%)
City of Boston (GO) Series A
    5.000%, 03/01/20                                                                  1,200   1,333,908
    5.000%, 04/01/20                                                                  1,250   1,392,763
City of Boston (GO) Series B
    5.000%, 04/01/24                                                                  3,500   4,199,790
Commonwealth of Massachusetts (GO) Series A
    5.000%, 04/01/23                                                                  4,000   4,707,480
Commonwealth of Massachusetts (GO) Series A
    5.000%, 03/01/18                                                                  1,500   1,565,310
    5.000%, 07/01/26                                                                  4,750   5,753,532
Commonwealth of Massachusetts (GO) Series B
    5.250%, 08/01/21                                                                    500     577,900
Commonwealth of Massachusetts (GO) Series C
    5.000%, 08/01/20                                                                  3,255   3,649,701
Massachusetts Clean Water Trust (The) (RB)
    5.000%, 08/01/20                                                                    400     449,672
Massachusetts School Building Authority (RB) Series A
    5.000%, 11/15/25                                                                  3,240   3,903,422
Town of Medfield (GO)
    3.000%, 09/15/19                                                                    510     533,440
                                                                                            -----------
TOTAL MASSACHUSETTS                                                                          28,066,918
                                                                                            -----------
MICHIGAN -- (0.1%)
Michigan State (GO)
    5.000%, 11/01/19                                                                    700     769,391
                                                                                            -----------
MINNESOTA -- (3.0%)
City of Edina (GO) Series B
    3.000%, 02/01/19                                                                  1,000   1,037,180
City of Rochester (GO) Series A
    5.000%, 02/01/18                                                                    650     676,260
Hennepin County (GO) Series C
    5.000%, 12/01/28                                                                  1,150   1,438,753
Minnesota State (GO) Series A
    5.000%, 08/01/21                                                                  1,330   1,526,601
    5.000%, 08/01/25                                                                  7,000   8,492,890
Minnesota State (GO) Series D
    5.000%, 08/01/18                                                                    650     688,272
    5.000%, 08/01/21                                                                    700     803,474
Minnesota State (GO) Series E
    2.000%, 08/01/19                                                                  1,000   1,019,350

                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)    VALUE+
                                                                                     ------ -----------
MINNESOTA -- (Continued)
Saint Paul Public Library Agency (GO) Series C
    5.000%, 03/01/20                                                                 $  900 $   998,694
                                                                                            -----------
TOTAL MINNESOTA                                                                              16,681,474
                                                                                            -----------
MISSISSIPPI -- (0.5%)
Madison County School District (GO)
    3.500%, 12/01/19                                                                    350     369,505
Mississippi State (GO) Series B
    5.000%, 11/01/20                                                                    600     675,006
Mississippi State (GO) Series C
    5.000%, 10/01/20                                                                  1,565   1,757,605
                                                                                            -----------
TOTAL MISSISSIPPI                                                                             2,802,116
                                                                                            -----------
MISSOURI -- (0.3%)
Missouri Highway & Transportation Commission (RB)
    5.000%, 02/01/19                                                                  1,525   1,641,373
                                                                                            -----------
NEVADA -- (4.1%)
City of Henderson NV (GO)
    5.000%, 06/01/21                                                                    600     681,996
Clark County (GO) Series B
    5.000%, 11/01/24                                                                  8,665  10,342,804
Nevada State (GO) Series D
    5.000%, 04/01/25                                                                  6,630   7,911,314
Nevada State (GO) Series D-1
    5.000%, 03/01/22                                                                  2,000   2,302,920
Washoe County School District (GO) Series F
    5.000%, 06/01/21                                                                    900   1,021,383
                                                                                            -----------
TOTAL NEVADA                                                                                 22,260,417
                                                                                            -----------
NEW HAMPSHIRE -- (0.6%)
City of Dover (GO) Series C
    5.000%, 07/01/20                                                                    220     245,898
City of Nashua (GO)
    4.000%, 07/15/24                                                                  2,000   2,238,820
New Hampshire State (GO) Series B
    5.000%, 06/01/19                                                                    540     587,088
                                                                                            -----------
TOTAL NEW HAMPSHIRE                                                                           3,071,806
                                                                                            -----------
NEW MEXICO -- (2.7%)
New Mexico State (GO)
    5.000%, 03/01/19                                                                  3,500   3,779,615
    5.000%, 03/01/21                                                                  2,105   2,398,037
New Mexico State Severance Tax Permanent Fund (RB) Series B
    4.000%, 07/01/20                                                                  2,000   2,170,500

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)    VALUE+
                                                                                     ------ -----------
NEW MEXICO -- (Continued)
New Mexico State Severance Tax Permanent Fund (RB) Series D
    5.000%, 07/01/26                                                                 $5,580 $ 6,722,505
                                                                                            -----------
TOTAL NEW MEXICO                                                                             15,070,657
                                                                                            -----------
NEW YORK -- (2.9%)
City of New York (GO) Series B
    5.000%, 08/01/17                                                                  4,890   4,991,614
City of New York (GO) Series G
    5.000%, 08/01/18                                                                  1,600   1,694,704
City of New York (GO) Series J
    5.000%, 08/01/22                                                                    650     755,027
New York State Dormitory Authority (RB) Series B
    5.000%, 02/15/22                                                                  2,500   2,892,425
    5.000%, 02/15/24                                                                    700     831,579
New York State Urban Development Corp. (RB) Series A
    5.000%, 03/15/26                                                                  2,500   3,017,950
New York State Urban Development Corp. (RB) Series C
    5.000%, 12/15/18                                                                  1,000   1,071,850
Riverhead Central School District (GO) (ST AID WITHHLDG)
    2.000%, 10/15/22                                                                    700     702,625
                                                                                            -----------
TOTAL NEW YORK                                                                               15,957,774
                                                                                            -----------
NORTH CAROLINA -- (5.9%)
City of Charlotte Water & Sewer System Revenue (RB)
    5.000%, 07/01/21                                                                  1,800   2,062,116
Forsyth County (GO)
    4.000%, 12/01/21                                                                  1,500   1,663,635
Gaston County (GO)
    5.000%, 02/01/26                                                                  2,500   3,011,825
Iredell County (GO) Series B
    2.500%, 02/01/24                                                                  2,285   2,332,185
Mecklenburg County (GO) Series B
    5.000%, 12/01/26                                                                  8,430  10,404,981
North Carolina State (GO) Series A
    5.000%, 03/01/17                                                                    700     702,352
    5.000%, 06/01/22                                                                  6,000   7,004,340
North Carolina State (GO) Series C
    3.750%, 05/01/19                                                                  1,500   1,586,490
Wake County (GO)
    5.000%, 03/01/19                                                                  1,000   1,079,460
    5.000%, 09/01/21                                                                  2,250   2,589,570
                                                                                            -----------
TOTAL NORTH CAROLINA                                                                         32,436,954
                                                                                            -----------

                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)    VALUE+
                                                                                     ------ -----------
NORTH DAKOTA -- (0.1%)
North Dakota State University of Agriculture & Applied Science (RB) Series A
    5.000%, 04/01/21                                                                 $  545 $   614,373
                                                                                            -----------
OHIO -- (4.5%)
Beavercreek City School District (GO) (AGM)
    5.000%, 12/01/18                                                                    525     561,645
City of Columbus (GO) Series 1
    5.000%, 07/01/21                                                                  2,775   3,180,372
City of Columbus (GO) Series A
    5.000%, 02/15/20                                                                    650     721,507
    2.000%, 08/15/22                                                                  2,000   2,024,140
    4.000%, 08/15/25                                                                  3,500   3,952,830
Cleveland Department of Public Utilities Division of Water (RB) Series T
    5.000%, 01/01/19                                                                  4,335   4,654,663
Ohio State (GO) Series A
    4.000%, 03/01/21                                                                  1,475   1,617,249
    5.000%, 09/15/24                                                                  2,000   2,395,340
    5.000%, 09/15/25                                                                  1,950   2,355,970
Ohio State (GO) Series B
    5.000%, 08/01/20                                                                    650     729,293
Ohio Water Development Authority (RB) Series C
    5.000%, 06/01/19                                                                  2,225   2,420,088
                                                                                            -----------
TOTAL OHIO                                                                                   24,613,097
                                                                                            -----------
OKLAHOMA -- (0.3%)
Tulsa County Independent School District No. 1 Tulsa (GO) Series B
    2.000%, 01/01/19                                                                  1,800   1,827,126
                                                                                            -----------
OREGON -- (1.6%)
City of Portland Sewer System Revenue (RB) Series A
    5.000%, 10/01/23                                                                  3,570   4,244,516
Multnomah County School District No. 1 Portland (GO) Series B (SCH BD GTY)
    5.000%, 06/15/23                                                                  1,005   1,183,719
Oregon State (GO) Series A
    5.000%, 05/01/21                                                                    800     913,288
Oregon State (GO) Series D
    3.000%, 05/01/20                                                                  2,345   2,467,385
                                                                                            -----------
TOTAL OREGON                                                                                  8,808,908
                                                                                            -----------
PENNSYLVANIA -- (0.7%)
Pennsylvania Economic Development Financing Authority (RB) Series A
    5.000%, 01/01/18                                                                    650     674,122

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


                                                                                             FACE
                                                                                            AMOUNT
                                                                                            (000)    VALUE+
                                                                                            ------ -----------
PENNSYLVANIA -- (Continued)
           5.000%, 07/01/19                                                                 $3,145 $ 3,428,144
                                                                                                   -----------
TOTAL PENNSYLVANIA                                                                                   4,102,266
                                                                                                   -----------
RHODE ISLAND -- (0.5%)
Rhode Island State (GO) Series A
           5.000%, 08/01/20                                                                  1,900   2,120,761
Rhode Island State (GO) Series D
           5.000%, 08/01/22                                                                    600     692,208
                                                                                                   -----------
TOTAL RHODE ISLAND                                                                                   2,812,969
                                                                                                   -----------
SOUTH CAROLINA -- (3.9%)
Beaufort County (GO) Series A (ST AID WITHHLDG)
           4.000%, 03/01/22                                                                    640     709,997
Beaufort County School District (GO) Series A (SCSDE)
           5.000%, 03/01/23                                                                  6,000   7,036,440
Charleston County (GO)
           5.000%, 11/01/23                                                                  1,000   1,193,940
Charleston County School District (GO) Series A (SCSDE)
           5.000%, 02/01/21                                                                    800     906,832
Clemson University (RB) Series B
           5.000%, 05/01/25                                                                    750     905,010
Lexington & Richland School District No. 5 (GO) (SCSDE)
           5.000%, 03/01/24                                                                  2,750   3,263,975
Richland County (GO) Series A (ST AID WITHHLDG)
           5.000%, 03/01/26                                                                  1,870   2,279,773
South Carolina State (GO) Series A (ST AID WITHHLDG)
           5.000%, 10/01/23                                                                  3,000   3,570,960
Spartanburg County (GO) (ST AID WITHHLDG)
           5.000%, 04/01/19                                                                  1,210   1,306,969
                                                                                                   -----------
TOTAL SOUTH CAROLINA                                                                                21,173,896
                                                                                                   -----------
TENNESSEE -- (3.1%)
City of Kingsport (GO) Series A
           5.000%, 09/01/21                                                                    510     584,542
Hamilton County (GO) Series B
           5.000%, 03/01/22                                                                  2,000   2,323,980
Maury County (GO) Series B
           5.000%, 04/01/20                                                                  1,205   1,338,261
Metropolitan Government of Nashville & Davidson County (GO)
           5.000%, 07/01/17                                                                  1,610   1,637,756
(currency) 5.000%, 01/01/27
           (Pre-refunded @ $100, 1/1/18)                                                       290     300,573

                                                                                             FACE
                                                                                            AMOUNT
                                                                                            (000)    VALUE+
                                                                                            ------ -----------
TENNESSEE -- (Continued)
Shelby County (GO)
           5.000%, 04/01/25                                                                 $5,000 $ 6,028,050
Shelby County (GO) Series A
           5.000%, 04/01/20                                                                  1,500   1,668,345
Sullivan County (GO) Series A
           5.000%, 04/01/21                                                                  1,000   1,134,590
Sumner County (GO)
           5.000%, 06/01/21                                                                    650     739,993
           5.000%, 12/01/21                                                                    900   1,033,029
                                                                                                   -----------
TOTAL TENNESSEE                                                                                     16,789,119
                                                                                                   -----------
TEXAS -- (17.2%)
City of Arlington (GO)
           5.000%, 08/15/25                                                                  1,000   1,202,100
City of Austin (GO)
           5.000%, 09/01/25                                                                  2,305   2,786,929
City of Dallas (GO)
           5.000%, 02/15/19                                                                  1,600   1,704,752
City of Dallas Waterworks & Sewer System Revenue (RB) Series A
           5.000%, 10/01/22                                                                  9,000  10,490,580
City of Frisco (GO) Series A
           5.000%, 02/15/25                                                                  2,000   2,357,060
City of Garland (GO) Series A
           5.000%, 02/15/24                                                                    400     472,608
City of Houston (GO) Series A
           5.000%, 03/01/18                                                                    300     313,029
City of Houston (RN)
           3.000%, 06/30/17                                                                  2,200   2,219,756
City of Lubbock (GO)
           5.000%, 02/15/23                                                                  4,000   4,661,480
City of San Antonio (GO)
           5.000%, 02/01/20                                                                  2,500   2,767,675
           5.000%, 02/01/21                                                                  2,200   2,491,060
City of San Antonio Electric & Gas Systems Revenue (RB) Series D
           5.000%, 02/01/19                                                                    310     333,337
City of Sugar Land (GO)
           5.000%, 02/15/21                                                                  1,050   1,188,464
Conroe Independent School District (GO) Series A (PSF-GTD)
           5.000%, 02/15/26                                                                  8,710  10,507,831
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
           5.000%, 02/15/21                                                                    800     904,824
Dallas County Community College District (GO)
           5.000%, 02/15/23                                                                  7,965   9,311,722
El Paso Independent School District (GO) (PSF-GTD)
           5.000%, 08/15/24                                                                  3,035   3,603,425

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)    VALUE+
                                                                                     ------ -----------
TEXAS -- (Continued)
Frisco Independent School District (GO) (PSF-GTD)
    5.000%, 08/15/20                                                                 $2,460 $ 2,756,110
Highland Park Independent School District (GO)
    5.000%, 02/15/23                                                                  3,120   3,657,202
Humble Independent School District (GO) Series A (PSF-GTD)
    2.000%, 02/15/19                                                                    660     669,907
Pflugerville Independent School District (GO) (PSF-GTD)
    4.000%, 08/15/20                                                                  2,000   2,164,960
Plano Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/17                                                                    100     100,147
    5.000%, 02/15/24                                                                  2,225   2,641,631
San Antonio Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/20                                                                  1,790   1,980,707
Texas State (GO)
    5.000%, 04/01/17                                                                  3,150   3,171,829
    5.000%, 04/01/19                                                                  1,150   1,243,185
    5.000%, 10/01/23                                                                  4,200   4,970,532
Texas Transportation Commission State Highway Fund (RB)
    5.000%, 10/01/26                                                                  2,400   2,912,064
Texas Transportation Commission State Highway Fund (RB) Series A
    4.750%, 04/01/17                                                                  1,000   1,006,580
University of Texas System (The) (RB) Series C
    5.000%, 08/15/19                                                                    100     109,296
University of Texas System (The) (RB) Series J
    5.000%, 08/15/25                                                                  7,500   9,041,475
Ysleta Independent School District (GO) Series A (PSF-GTD)
    5.000%, 08/15/20                                                                    460     514,528
                                                                                            -----------
TOTAL TEXAS                                                                                  94,256,785
                                                                                            -----------
UTAH -- (1.9%)
City of American Fork (GO)
    5.000%, 05/01/26                                                                  1,165   1,400,831
Jordan School District (GO) (SCH BD GTY)
    5.000%, 06/15/22                                                                  3,050   3,550,474
Tooele County School District (GO) Series B (SCH BD GTY)
    5.000%, 06/01/22                                                                    650     751,978
Utah State (GO)
    5.000%, 07/01/22                                                                  1,500   1,753,155

                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)    VALUE+
                                                                                     ------ -----------
UTAH -- (Continued)
Utah State (GO) Series C
    5.000%, 07/01/18                                                                 $1,400 $ 1,478,064
    5.000%, 07/01/19                                                                    900     981,027
Weber School District (GO) (SCH BD GTY)
    5.000%, 06/15/21                                                                    650     742,840
                                                                                            -----------
TOTAL UTAH                                                                                   10,658,369
                                                                                            -----------
VERMONT -- (0.3%)
Vermont State (GO) Series C
    4.000%, 08/15/23                                                                  1,300   1,468,688
                                                                                            -----------
VIRGINIA -- (5.5%)
City of Lynchburg (GO)
    5.000%, 02/01/26                                                                  1,930   2,335,512
City of Manassas (GO) Series C (ST AID WITHHLDG)
    5.000%, 07/01/21                                                                  1,040   1,191,445
City of Richmond (GO) Series A (ST AID WITHHLDG)
    5.000%, 03/01/21                                                                    900   1,021,464
City of Virginia Beach (GO) Series A
    4.000%, 08/01/17                                                                    650     660,406
City of Virginia Beach (GO) Series B (ST AID WITHHLDG)
    5.000%, 09/15/24                                                                  3,000   3,604,680
Fairfax County (GO) Series A (ST AID WITHHLDG)
    3.000%, 10/01/18                                                                  4,000   4,129,400
    5.000%, 10/01/19                                                                  4,000   4,393,560
    5.000%, 10/01/23                                                                  4,775   5,687,073
Fairfax County (GO) Series B (ST AID WITHHLDG)
    5.000%, 10/01/18                                                                    400     426,080
Loudoun County (GO) Series A
    5.000%, 12/01/21                                                                  5,000   5,784,150
Virginia Public Building Authority (RB) Series C
    5.000%, 08/01/23                                                                    600     709,920
Virginia Resources Authority (RB) Series D
    5.000%, 11/01/20                                                                    200     225,860
                                                                                            -----------
TOTAL VIRGINIA                                                                               30,169,550
                                                                                            -----------
WASHINGTON -- (6.7%)
City of Marysville Water & Sewer Revenue (RB)
    5.000%, 04/01/20                                                                    175     194,009
City of Seattle Municipal Light & Power Revenue (RB) Series B
    5.000%, 04/01/24                                                                  3,000   3,566,760

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)     VALUE+
                                                                                     ------ ------------
WASHINGTON -- (Continued)
City of Seattle Water System Revenue (RB)
    5.000%, 09/01/19                                                                 $  190 $    207,915
Clark County School District No. 119 Battleground (GO) (SCH BD GTY)
    4.000%, 12/01/21                                                                    510      562,148
King & Snohomish Counties School District No. 417 Northshore (GO) (SCH BD GTY)
    5.000%, 12/01/19                                                                  2,825    3,107,613
King County (GO) Series A
    5.000%, 07/01/20                                                                    700      784,392
    5.000%, 12/01/25                                                                  1,830    2,224,292
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
    5.000%, 12/01/24                                                                  2,265    2,711,499
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
    5.000%, 12/01/22                                                                    925    1,082,463
King County Sewer Revenue (RB) Series B
    5.000%, 07/01/22                                                                  5,640    6,563,324
North Thurston Public Schools (GO) (SCH BD GTY)
    5.000%, 12/01/22                                                                  2,080    2,435,326
Washington State (GO)
    5.000%, 07/01/17                                                                  1,000    1,017,400
Washington State (GO) Series 2017-A
    5.000%, 08/01/26                                                                  1,480    1,789,601
Washington State (GO) Series A
    5.000%, 08/01/21                                                                    500      572,505
Washington State (GO) Series C
    5.000%, 02/01/25                                                                  1,930    2,305,443
Washington State (GO) Series R-2012A
    5.000%, 07/01/19                                                                  1,585    1,725,716
Washington State (GO) Series R-2012C
    4.000%, 07/01/21                                                                    150      165,138
Washington State (GO) Series R-2013A
    5.000%, 07/01/20                                                                  2,775    3,105,614
Washington State (GO) Series R-2015
    5.000%, 07/01/18                                                                    650      686,433
Washington State (GO) Series R-2015A
    5.000%, 07/01/20                                                                  1,560    1,745,858
                                                                                            ------------
TOTAL WASHINGTON                                                                              36,553,449
                                                                                            ------------

                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)     VALUE+
                                                                                     ------ ------------
WISCONSIN -- (3.7%)
City of Janesville (GO)
    3.000%, 03/01/24                                                                 $1,245 $  1,309,939
City of Milwaukee (GO)
    5.000%, 05/01/20                                                                  2,370    2,636,459
City of Milwaukee (GO) Series N1
    5.000%, 02/01/19                                                                    100      107,487
City of Milwaukee (GO) Series N2
    4.000%, 03/01/24                                                                  6,500    7,244,835
City of Oshkosh (GO) Series B
    3.000%, 12/01/23                                                                    650      684,054
Howard-Suamico School District (GO)
    2.000%, 03/01/17                                                                    500      500,420
Oregon School District (GO)
    3.000%, 03/01/21                                                                  1,900    1,999,959
Wisconsin State (GO) Series 1
    5.000%, 11/01/24                                                                  3,700    4,439,704
Wisconsin State (GO) Series 2
    5.000%, 11/01/20                                                                    800      903,128
    5.000%, 11/01/22                                                                    600      701,820
                                                                                            ------------
TOTAL WISCONSIN                                                                               20,527,805
                                                                                            ------------
TOTAL MUNICIPAL BONDS                                                                        548,890,511
                                                                                            ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $556,534,983)^^                                                                     $548,890,511
                                                                                            ============

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------
                                                             LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                                             ------- ------------ ------- ------------
Municipal Bonds                                                --    $548,890,511   --    $548,890,511
Swap Agreements**                                              --      14,866,461   --      14,866,461
                                                               --    ------------   --    ------------
TOTAL                                                          --    $563,756,972   --    $563,756,972
                                                               ==    ============   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                         DFA MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)    VALUE+
                                                                                     ------ ----------
MUNICIPAL BONDS -- (100.0%)

ALABAMA -- (0.9%)
Alabama State (GO) Series A
    5.000%, 08/01/20                                                                 $  200 $  224,398
    5.000%, 08/01/21                                                                  1,000  1,146,410
    5.000%, 08/01/23                                                                    300    355,965
Baldwin County (GO)
    4.000%, 05/01/20                                                                    610    658,507
                                                                                            ----------
TOTAL ALABAMA                                                                                2,385,280
                                                                                            ----------
ALASKA -- (0.7%)
Alaska State (GO) Series B
    5.000%, 08/01/20                                                                    290    323,590
Borough of Fairbanks North Star (GO) Series S
    4.000%, 10/01/21                                                                    560    614,572
City of Anchorage (GO) Series A
    3.000%, 09/01/22                                                                    765    806,425
                                                                                            ----------
TOTAL ALASKA                                                                                 1,744,587
                                                                                            ----------
ARIZONA -- (0.7%)
City of Chandler (GO)
    3.000%, 07/01/20                                                                    550    579,771
City of Phoenix (GO)
    4.000%, 07/01/21                                                                    500    549,340
Maricopa County School District No. 3 Tempe Elementary (GO)
    3.000%, 07/01/21                                                                    550    578,342
                                                                                            ----------
TOTAL ARIZONA                                                                                1,707,453
                                                                                            ----------
ARKANSAS -- (1.2%)
Arkansas State (GO)
    5.000%, 04/01/21                                                                    400    455,048
    5.000%, 06/15/21                                                                  1,250  1,428,537
    5.000%, 04/01/22                                                                  1,110  1,287,256
                                                                                            ----------
TOTAL ARKANSAS                                                                               3,170,841
                                                                                            ----------
COLORADO -- (1.0%)
City & County of Denver (GO) Series A
    5.000%, 08/01/17                                                                    125    127,598
Denver City & County School District No. 1 (GO) Series B (ST AID WITHHLDG)
    5.000%, 12/01/24                                                                    550    659,290
Pueblo City Schools (GO) (ST AID WITHHLDG)
    5.000%, 12/15/20                                                                    550    619,614

                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)    VALUE+
                                                                                     ------ ----------
COLORADO -- (Continued)
Weld County School District No. RE-4 (GO) (ST INTERCEPT)
    4.000%, 12/01/22                                                                 $1,140 $1,270,792
                                                                                            ----------
TOTAL COLORADO                                                                               2,677,294
                                                                                            ----------
CONNECTICUT -- (0.5%)
Connecticut State (GO) Series E
    4.000%, 09/15/20                                                                    550    591,575
Hartford County Metropolitan District (GO)
    5.000%, 03/01/19                                                                    600    642,666
                                                                                            ----------
TOTAL CONNECTICUT                                                                            1,234,241
                                                                                            ----------
DELAWARE -- (0.9%)
Kent County (GO)
    4.000%, 09/01/24                                                                    415    462,576
New Castle County (GO)
    5.000%, 10/01/23                                                                  1,600  1,902,304
                                                                                            ----------
TOTAL DELAWARE                                                                               2,364,880
                                                                                            ----------
DISTRICT OF COLUMBIA -- (0.7%)
District of Columbia (GO) Series B (AGM)
    5.250%, 06/01/18                                                                  1,300  1,372,137
Washington Metropolitan Area Transit Authority (RB) Series A
    4.000%, 07/01/17                                                                    450    455,540
                                                                                            ----------
TOTAL DISTRICT OF COLUMBIA                                                                   1,827,677
                                                                                            ----------
FLORIDA -- (4.0%)
City of Port State Lucie (GO)
    5.000%, 07/01/20                                                                    420    467,955
Flagler County (GO) (BAM)
    5.000%, 07/01/22                                                                    465    534,913
Florida State Board of Education (GO) Series A
    5.000%, 06/01/18                                                                    725    763,244
    5.000%, 06/01/19                                                                    100    108,696
    5.000%, 06/01/24                                                                    350    419,909
Florida State Board of Education (GO) Series B
    5.000%, 06/01/17                                                                  1,200  1,216,404
Florida State Board of Education (GO) Series C
    5.000%, 06/01/17                                                                  1,090  1,104,900
Miami-Dade County (GO) Series D
    5.000%, 07/01/20                                                                  2,000  2,229,780
Palm Beach County (RB)
    5.000%, 11/01/23                                                                    810    960,336

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                                             FACE
                                                                                            AMOUNT
                                                                                            (000)    VALUE+
                                                                                            ------ -----------
FLORIDA -- (Continued)
School Board of Miami-Dade County (The) (CP) Series A (NATL-RE)
(currency) 5.000%, 05/01/18
           (Pre-refunded @ $100, 5/1/17)                                                    $2,690 $ 2,717,707
                                                                                                   -----------
TOTAL FLORIDA                                                                                       10,523,844
                                                                                                   -----------
GEORGIA -- (3.0%)
Columbia County School District (GO) (ST AID WITHHLDG)
           5.000%, 04/01/20                                                                  1,305   1,450,612
Georgia State (GO) Series C
           5.000%, 07/01/19                                                                  2,000   2,180,560
Georgia State Road & Tollway Authority (RB) (GTD)
           5.000%, 10/01/23                                                                  3,455   4,119,707
                                                                                                   -----------
TOTAL GEORGIA                                                                                        7,750,879
                                                                                                   -----------
HAWAII -- (1.9%)
City & County of Honolulu (GO) Series B
           5.000%, 10/01/23                                                                    150     177,621
           5.000%, 10/01/25                                                                    725     877,272
Hawaii County (GO) Series B
           5.000%, 09/01/18                                                                    420     446,023
Hawaii State (GO) Series DQ
           5.000%, 06/01/19                                                                    300     325,869
Hawaii State (GO) Series EE
           5.000%, 11/01/20                                                                  1,300   1,466,569
Maui County (GO)
           5.000%, 06/01/18                                                                  1,560   1,642,711
                                                                                                   -----------
TOTAL HAWAII                                                                                         4,936,065
                                                                                                   -----------
INDIANA -- (1.2%)
Indiana University (RB) Series A
           5.000%, 06/01/21                                                                  2,755   3,143,868
                                                                                                   -----------
IOWA -- (0.8%)
State of Iowa (RB) Series A (ETM)
           5.000%, 06/01/18                                                                  1,115   1,173,972
Urbandale Community School District (GO)
           1.200%, 06/01/17                                                                  1,035   1,036,346
                                                                                                   -----------
TOTAL IOWA                                                                                           2,210,318
                                                                                                   -----------
KANSAS -- (2.1%)
City of Wichita (GO) Series 811
           5.000%, 06/01/22                                                                    550     637,197
Johnson County (GO) Series B
           5.000%, 09/01/22                                                                    650     760,656

                                                                                             FACE
                                                                                            AMOUNT
                                                                                            (000)    VALUE+
                                                                                            ------ -----------
KANSAS -- (Continued)
Johnson County Unified School District No. 229 Blue Valley (GO) Series B
           5.000%, 10/01/23                                                                 $  750 $   887,085
Kansas State Department of Transportation (RB) Series A
           5.000%, 09/01/17                                                                  1,000   1,023,920
Saline County Unified School District No. 305 Salina (GO)
           5.000%, 09/01/20                                                                  1,900   2,128,665
                                                                                                   -----------
TOTAL KANSAS                                                                                         5,437,523
                                                                                                   -----------
KENTUCKY -- (3.5%)
Kentucky State Economic Development Finance Authority (RB) Series A
           5.000%, 05/01/24                                                                  2,300   2,491,866
Louisville & Jefferson County (GO) Series E
           5.000%, 12/01/17                                                                  1,065   1,101,370
Louisville & Jefferson County (RB)
(currency) 5.000%, 12/01/35
           (Pre-refunded @ $100, 6/1/22)                                                     2,200   2,557,280
Louisville & Jefferson County Metropolitan Sewer District (RB) Series C
           5.000%, 05/15/23                                                                  1,850   2,158,284
Louisville Water Co. (RB) Series A
           4.000%, 11/15/21                                                                    800     883,784
                                                                                                   -----------
TOTAL KENTUCKY                                                                                       9,192,584
                                                                                                   -----------
LOUISIANA -- (0.2%)
Louisiana State (GO) Series C
           5.000%, 08/01/23                                                                    500     583,305
                                                                                                   -----------
MARYLAND -- (3.2%)
Baltimore County (GO)
           5.000%, 08/01/20                                                                    750     842,857
           5.000%, 08/01/22                                                                    600     702,756
Carroll County (GO)
           5.000%, 11/01/21                                                                    550     633,738
Harford County (GO)
           5.000%, 09/15/17                                                                  1,205   1,236,366
Harford County (GO) Series A
           5.000%, 09/15/20                                                                    570     642,544
Maryland State (GO) Series B
           4.000%, 08/01/23                                                                    850     957,465
Maryland State (GO) Series C-2
           5.000%, 08/01/22                                                                  1,000   1,170,690
Montgomery County (GO) Series B
           5.000%, 12/01/21                                                                    350     404,891

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)    VALUE+
                                                                                     ------ ----------
MARYLAND -- (Continued)
Washington Suburban Sanitary Commission (GO)
    5.000%, 06/01/24                                                                 $  655 $  787,310
Worcester County (GO) Series B
    4.000%, 08/01/21                                                                  1,000  1,098,660
                                                                                            ----------
TOTAL MARYLAND                                                                               8,477,277
                                                                                            ----------
MASSACHUSETTS -- (3.7%)
City of Everett (GO)
    4.000%, 02/15/18                                                                  1,895  1,954,484
City of Lowell (GO) (ST AID WITHHLDG)
    4.000%, 09/01/23                                                                    250    278,225
City of Springfield (GO) Series C (ST AID WITHHLDG)
    4.000%, 08/01/23                                                                    285    316,436
Commonwealth of Massachusetts (GO) Series A
    5.000%, 03/01/18                                                                  2,500  2,608,850
    5.000%, 07/01/26                                                                  1,250  1,514,087
Commonwealth of Massachusetts (GO) Series B (AGM)
    5.250%, 09/01/24                                                                    400    485,652
Commonwealth of Massachusetts (GO) Series C
    5.000%, 08/01/20                                                                    100    112,126
Tantasqua Regional School District (GO)
    5.000%, 10/01/19                                                                  1,360  1,491,553
Town of Holbrook (GO)
    5.000%, 12/01/21                                                                    755    866,974
                                                                                            ----------
TOTAL MASSACHUSETTS                                                                          9,628,387
                                                                                            ----------
MICHIGAN -- (1.2%)
Michigan State Trunk Line Revenue (RB)
    5.000%, 11/15/17                                                                  1,055  1,089,266
    5.000%, 11/15/18                                                                  2,000  2,137,700
                                                                                            ----------
TOTAL MICHIGAN                                                                               3,226,966
                                                                                            ----------
MINNESOTA -- (2.4%)
Bloomington Independent School District No. 271 (GO) Series A (SD CRED PROG)
    5.000%, 02/01/21                                                                  1,100  1,245,530
Lakeville Independent School District No.194 (GO) Series D (SD CRED PROG)
    5.000%, 02/01/18                                                                  1,780  1,850,648
Minnesota State (GO) Series B
    5.000%, 10/01/19                                                                    600    658,866
Minnesota State (GO) Series E
    5.000%, 08/01/22                                                                    760    888,858

                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)    VALUE+
                                                                                     ------ ----------
MINNESOTA -- (Continued)
State Paul Independent School District No. 625 (GO) Series B (SD CRED PROG)
    5.000%, 02/01/21                                                                 $1,425 $1,616,492
                                                                                            ----------
TOTAL MINNESOTA                                                                              6,260,394
                                                                                            ----------
MISSISSIPPI -- (0.6%)
Mississippi State (GO) Series C
    5.000%, 10/01/18                                                                    825    878,510
    5.000%, 10/01/20                                                                    500    561,535
                                                                                            ----------
TOTAL MISSISSIPPI                                                                            1,440,045
                                                                                            ----------
MISSOURI -- (1.5%)
City of O'Fallon (GO)
    5.000%, 03/01/18                                                                    965  1,006,157
Missouri State (GO) Series A
    4.000%, 10/01/17                                                                  2,900  2,960,262
                                                                                            ----------
TOTAL MISSOURI                                                                               3,966,419
                                                                                            ----------
NEBRASKA -- (0.2%)
Southern Public Power District (RB)
    5.000%, 12/15/21                                                                    400    457,972
                                                                                            ----------
NEVADA -- (2.1%)
Clark County School District (GO) Series A
    5.000%, 06/15/21                                                                  1,250  1,421,737
Nevada State (GO) Series C
    5.000%, 11/01/24                                                                    450    536,076
Nevada State (GO) Series D-1
    5.000%, 03/01/22                                                                    250    287,865
Nevada State (RB)
    5.000%, 12/01/17                                                                  1,550  1,603,056
Nevada State Highway Improvement Revenue (RB)
    4.000%, 12/01/17                                                                  1,000  1,025,830
Washoe County School District (GO) Series A
    3.000%, 06/01/19                                                                    550    570,851
                                                                                            ----------
TOTAL NEVADA                                                                                 5,445,415
                                                                                            ----------
NEW HAMPSHIRE -- (0.7%)
City of Dover (GO)
    3.000%, 06/15/20                                                                    610    639,103
City of Nashua (GO)
    4.000%, 07/15/24                                                                    770    861,946
New Hampshire State (GO) Series B
    5.000%, 06/01/19                                                                    250    271,800
                                                                                            ----------
TOTAL NEW HAMPSHIRE                                                                          1,772,849
                                                                                            ----------

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                                             FACE
                                                                                            AMOUNT
                                                                                            (000)    VALUE+
                                                                                            ------ -----------
NEW MEXICO -- (0.7%)
New Mexico State (GO)
           5.000%, 03/01/21                                                                 $1,000 $ 1,139,210
Santa Fe County (GO)
           5.000%, 07/01/22                                                                    710     824,246
                                                                                                   -----------
TOTAL NEW MEXICO                                                                                     1,963,456
                                                                                                   -----------
NEW YORK -- (5.4%)
City of New York (GO) Series 1
           3.000%, 08/01/17                                                                  1,950   1,971,313
City of New York (GO) Series A
           5.000%, 08/01/24                                                                    100     118,641
City of New York (GO) Series B
           5.000%, 08/01/19                                                                    100     109,078
City of New York (GO) Series E
           5.000%, 08/01/21                                                                    265     302,810
City of New York (GO) Series F
           5.000%, 08/01/21                                                                    450     514,206
City of New York (GO) Series F-1
           5.000%, 06/01/21                                                                    825     939,593
Metropolitan Transportation Authority (RB) Series B
(currency) 5.000%, 11/15/20
           (Pre-refunded @ $100, 11/15/17)                                                     370     381,958
Metropolitan Transportation Authority (RB) Series C
           4.000%, 11/15/17                                                                  1,450   1,485,220
Middle Country Central School District (GO)
           2.000%, 08/15/21                                                                    400     403,640
Middletown City School District (GO) (ST AID WITHHLDG)
           2.000%, 06/15/20                                                                    760     770,420
New York City Transitional Finance Authority Future Tax Secured Revenue (RB) Series G (ETM)
           5.000%, 11/01/17                                                                    800     824,272
New York State Dormitory Authority (RB)
(currency) 5.000%, 07/01/27
           (Pre-refunded @ $100, 7/1/17)                                                       330     335,620
New York State Dormitory Authority (RB) Series A
           5.000%, 02/15/18                                                                    150     156,231
           5.000%, 03/15/23                                                                    600     708,054
New York State Dormitory Authority (RB) Series A-GROUP A
           5.000%, 03/15/21                                                                  1,000   1,138,340
New York State Dormitory Authority (RB) Series B
           5.000%, 02/15/22                                                                    800     925,576
           5.000%, 02/15/24                                                                    300     356,391

                                                                                             FACE
                                                                                            AMOUNT
                                                                                            (000)    VALUE+
                                                                                            ------ -----------
NEW YORK -- (Continued)
New York State Environmental Facilities Corp. (RB) Series A
           5.000%, 12/15/17                                                                 $  170 $   176,108
New York State Thruway Authority (RB) Series A
           5.000%, 03/15/18                                                                    350     365,663
North Shore Central School District (GO) (ST AID WITHHLDG)
           2.000%, 12/15/23                                                                    315     314,194
Riverhead Central School District (GO) (ST AID WITHHLDG)
           2.000%, 10/15/22                                                                    540     542,025
Town of Brookhaven (GO) Series A
           3.000%, 02/01/18                                                                    650     663,546
Town of Hempstead (GO) Series A
           4.000%, 04/15/18                                                                    650     673,829
                                                                                                   -----------
TOTAL NEW YORK                                                                                      14,176,728
                                                                                                   -----------
NORTH CAROLINA -- (5.5%)
City of Charlotte (RB)
           5.000%, 07/01/17                                                                  2,250   2,288,970
City of Charlotte Water & Sewer System Revenue (RB)
           5.000%, 07/01/19                                                                  3,000   3,268,590
New Hanover County (GO)
           5.000%, 02/01/23                                                                  1,550   1,829,682
North Carolina Eastern Municipal Power Agency (RB) Series B-NATL-IBC (NATL-IBC) (ETM)
           6.000%, 01/01/22                                                                  1,725   2,070,345
North Carolina Medical Care Commission (RB) Series D
(currency) 6.250%, 12/01/33
           (Pre-refunded @ $100, 12/1/18)                                                    1,000   1,091,390
North Carolina State (GO) Series B
           5.000%, 06/01/25                                                                  1,405   1,706,401
North Carolina State (GO) Series D
           4.000%, 06/01/23                                                                    350     394,509
Wake County (GO)
           5.000%, 03/01/19                                                                    160     172,714
           5.000%, 09/01/21                                                                  1,300   1,496,196
                                                                                                   -----------
TOTAL NORTH CAROLINA                                                                                14,318,797
                                                                                                   -----------
NORTH DAKOTA -- (0.7%)
City of West Fargo (GO) Series A
           5.000%, 05/01/24                                                                  1,150   1,340,210
North Dakota State University of Agriculture & Applied Science (RB) Series A
           5.000%, 04/01/21                                                                    500     563,645
                                                                                                   -----------
TOTAL NORTH DAKOTA                                                                                   1,903,855
                                                                                                   -----------

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                                             FACE
                                                                                            AMOUNT
                                                                                            (000)    VALUE+
                                                                                            ------ ----------
OHIO -- (3.4%)
City of Columbus (GO) Series A
           3.000%, 07/01/22                                                                 $  835 $  888,215
City of Columbus (GO) Series B
           5.000%, 02/15/23                                                                    475    559,151
Hamilton County Sewer System Revenue (RB) Series A
           5.000%, 12/01/21                                                                    500    575,405
Ohio State (GO) Series A
           5.000%, 09/15/21                                                                    800    919,032
           5.000%, 08/01/22                                                                  1,000  1,166,690
           5.000%, 09/15/22                                                                    750    877,215
Ohio State (GO) Series B
           5.000%, 06/15/22                                                                    450    523,840
Ohio State (GO) Series C
           2.000%, 11/01/17                                                                  1,500  1,513,095
Ohio State Water Development Authority (RB) Series A
           5.000%, 06/01/21                                                                  1,550  1,770,875
                                                                                                   ----------
TOTAL OHIO                                                                                          8,793,518
                                                                                                   ----------
OKLAHOMA -- (0.6%)
City of Tulsa (GO)
           4.000%, 03/01/18                                                                  1,500  1,548,765
                                                                                                   ----------
OREGON -- (1.6%)
City of McMinnville (GO)
           5.000%, 02/01/22                                                                    290    333,538
City of Portland Water System Revenue (RB) Series A
           5.000%, 04/01/21                                                                  1,250  1,423,650
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
           3.000%, 06/15/25                                                                    940    984,688
Oregon State (GO) Series E
           5.000%, 08/01/21                                                                    410    470,413
Oregon State (GO) Series F
           3.000%, 05/01/20                                                                    750    789,142
Oregon State (GO) Series L
           5.000%, 11/01/19                                                                    200    220,168
                                                                                                   ----------
TOTAL OREGON                                                                                        4,221,599
                                                                                                   ----------
PENNSYLVANIA -- (0.4%)
Berks County (GO)
           5.000%, 11/15/22                                                                    445    519,938
Commonwealth of Pennsylvania (GO) Series 1
           5.000%, 07/01/21                                                                    550    619,823
                                                                                                   ----------
TOTAL PENNSYLVANIA                                                                                  1,139,761
                                                                                                   ----------
RHODE ISLAND -- (1.8%)
Rhode Island State (GO) Series A
           5.000%, 08/01/19                                                                  1,800  1,960,164

                                                                                             FACE
                                                                                            AMOUNT
                                                                                            (000)    VALUE+
                                                                                            ------ ----------
RHODE ISLAND -- (Continued)
Rhode Island State (GO) Series C
           5.000%, 08/01/17                                                                 $2,780 $2,836,795
                                                                                                   ----------
TOTAL RHODE ISLAND                                                                                  4,796,959
                                                                                                   ----------
SOUTH CAROLINA -- (2.0%)
Aiken County Consolidated School District (GO) Series A
           5.000%, 03/01/20                                                                    770    854,438
Anderson County School District No. 4 (GO) Series A (SCSDE)
           5.000%, 03/01/21                                                                    500    566,210
City of North Charleston (GO) (ST AID WITHHLDG)
           5.000%, 06/01/21                                                                    500    570,350
Clemson University (RB) Series B
           5.000%, 05/01/25                                                                    750    905,010
Lexington & Richland School District No. 5 (GO) (SCSDE)
           5.000%, 03/01/19                                                                  1,440  1,551,946
Richland County School District No. 2 (GO) Series A (SCSDE)
           5.000%, 02/01/20                                                                    600    663,684
                                                                                                   ----------
TOTAL SOUTH CAROLINA                                                                                5,111,638
                                                                                                   ----------
TENNESSEE -- (6.7%)
Blount County (GO) Series B
           5.000%, 06/01/22                                                                  2,635  3,058,576
City of Clarksville Water Sewer & Gas Revenue (RB)
           5.000%, 02/01/20                                                                    565    624,444
City of Knoxville Wastewater System Revenue (RB) Series A
           5.000%, 04/01/19                                                                  1,825  1,971,657
City of Knoxville Wastewater System Revenue (RB) Series B
           4.000%, 04/01/22                                                                    310    342,981
City of Memphis (GO) Series A
           5.000%, 04/01/25                                                                  1,250  1,491,575
City of Memphis (GO) Series B
           5.000%, 04/01/17                                                                  1,090  1,097,325
Hamilton County (GO) Series B
           5.000%, 03/01/22                                                                  1,735  2,016,053
Metropolitan Government of Nashville & Davidson County (GO)
           5.000%, 07/01/22                                                                    650    755,683
Metropolitan Government of Nashville & Davidson County (GO) Series A
(currency) 5.000%, 07/01/25
           (Pre-refunded @ $100, 7/1/20)                                                     3,000  3,355,290
Sullivan County (GO) Series A
           5.000%, 04/01/21                                                                    450    510,565

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                                             FACE
                                                                                            AMOUNT
                                                                                            (000)    VALUE+
                                                                                            ------ -----------
TENNESSEE -- (Continued)
Sumner County (GO)
           5.000%, 12/01/21                                                                 $  230 $   263,996
           5.000%, 12/01/22                                                                    640     746,637
Town of Collierville (GO) Series A
           5.000%, 01/01/21                                                                  1,095   1,237,810
                                                                                                   -----------
TOTAL TENNESSEE                                                                                     17,472,592
                                                                                                   -----------
TEXAS -- (10.9%)
Bexar County (GO)
           5.000%, 06/15/20                                                                    500     559,160
           5.000%, 06/15/21                                                                  1,275   1,458,268
City of Dallas (GO) Series A
           5.000%, 02/15/21                                                                    500     551,715
City of Fort Worth Water & Sewer System (RB)
           5.000%, 02/15/19                                                                    180     193,284
City of Garland (GO) Series A
           5.000%, 02/15/24                                                                    200     236,304
City of Houston Combined Utility System Revenue (RB) (ASSURED GTY)
(currency) 5.375%, 11/15/38
           (Pre-refunded @ $100, 5/15/19)                                                    5,000   5,460,400
City of San Antonio Electric & Gas (RB)
           5.000%, 02/01/21                                                                    700     793,191
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
           5.000%, 02/15/21                                                                    790     893,514
El Paso Independent School District (GO) (PSF-GTD)
           5.000%, 08/15/24                                                                    500     593,645
Fort Worth Independent School District (GO) (PSF-GTD)
           5.000%, 02/15/26                                                                    445     537,253
Grapevine-Colleyville Independent School District (GO) (PSF-GTD)
           2.000%, 08/15/19                                                                  1,500   1,524,570
Highland Park Independent School District (GO)
           5.000%, 02/15/23                                                                  2,000   2,344,360
Highland Park Independent School District (GO) (PSF-GTD)
           5.000%, 02/15/20                                                                  1,500   1,660,755
Houston Independent School District (GO) Series A (PSF-GTD)
           5.000%, 02/15/26                                                                    750     907,515
Katy Independent School District (GO) Series A (PSF-GTD)
           5.000%, 02/15/21                                                                    400     453,248
Northwest Independent School District (GO) Series A (PSF-GTD)
           5.000%, 02/15/24                                                                  1,000   1,181,520

                                                                                             FACE
                                                                                            AMOUNT
                                                                                            (000)    VALUE+
                                                                                            ------ -----------
TEXAS -- (Continued)
Permanent University Fund - University of Texas System (RB) Series B
           5.000%, 07/01/20                                                                 $2,875 $ 3,217,527
San Antonio Independent School District (GO) (PSF-GTD)
           5.000%, 02/15/20                                                                    400     442,616
Texas State (GO)
           5.000%, 04/01/17                                                                    300     302,079
           5.000%, 04/01/19                                                                    250     270,258
           5.000%, 10/01/23                                                                    375     443,798
Texas State (GO) Series A
           5.000%, 10/01/21                                                                    800     920,520
           5.000%, 10/01/25                                                                    845   1,020,270
University of Texas System (The) (RB) Series A
           5.250%, 08/15/18                                                                    800     851,352
University of Texas System (The) (RB) Series D
           5.000%, 08/15/21                                                                    615     705,503
Wylie Independent School District (GO) Series C (PSF-GTD)
           6.750%, 08/15/18                                                                  1,000   1,087,110
                                                                                                   -----------
TOTAL TEXAS                                                                                         28,609,735
                                                                                                   -----------
UTAH -- (1.8%)
Alpine School District (GO) (SCH BD GTY)
           5.000%, 03/15/21                                                                    550     627,033
Central Utah Water Conservancy District (RB) Series A
           5.000%, 10/01/20                                                                    450     505,382
Snyderville Basin Special Recreation District (GO) Series B
           4.000%, 12/15/20                                                                    540     589,885
Utah State (GO)
           5.000%, 07/01/22                                                                    800     935,016
Utah State (GO) Series C
           5.000%, 07/01/17                                                                    420     427,329
           5.000%, 07/01/18                                                                  1,650   1,742,004
                                                                                                   -----------
TOTAL UTAH                                                                                           4,826,649
                                                                                                   -----------
VERMONT -- (0.5%)
Vermont State (GO) Series B
           5.000%, 08/15/23                                                                  1,000   1,190,970
                                                                                                   -----------
VIRGINIA -- (2.3%)
City of Hampton (GO) Series B (ST AID WITHHLDG)
           5.000%, 09/01/21                                                                    840     962,774
           5.000%, 09/01/22                                                                    475     554,216

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)    VALUE+
                                                                                     ------ -----------
VIRGINIA -- (Continued)
City of Richmond (GO) Series A (ST AID WITHHLDG)
    5.000%, 03/01/20                                                                 $1,635 $ 1,813,248
Loudoun County (GO) Series B (ST AID WITHHLDG)
    5.000%, 12/01/20                                                                    550     623,095
Pittsylvania County (GO) (ST AID WITHHLDG)
    5.000%, 02/01/21                                                                  1,830   2,067,552
                                                                                            -----------
TOTAL VIRGINIA                                                                                6,020,885
                                                                                            -----------
WASHINGTON -- (9.5%)
City of Marysville Water & Sewer Revenue (RB)
    5.000%, 04/01/20                                                                    755     837,008
City of Seattle Drainage & Wastewater Revenue (RB)
    5.000%, 09/01/20                                                                  1,500   1,684,995
City of Seattle Municipal Light & Power Revenue (RB)
    5.000%, 09/01/20                                                                    650     731,374
County of Kitsap WA (GO)
    5.000%, 06/01/21                                                                  1,455   1,651,876
King County (GO) Series A
    5.000%, 07/01/20                                                                    265     296,948
King County (GO) Series E
    5.000%, 12/01/17                                                                  1,000   1,033,980
King County School District No. 405 Bellevue (GO) Series A
    5.000%, 12/01/20                                                                  1,350   1,526,715
King County School District No. 405 Bellevue (GO) Series A (SCH BD GTY)
    5.000%, 12/01/18                                                                    500     534,995
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
    5.000%, 12/01/23                                                                  1,440   1,711,354
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
    5.000%, 12/01/22                                                                  2,000   2,340,460
King County Sewer Revenue (RB)
    5.000%, 01/01/21                                                                    585     661,296
Pierce County School District No.10 Tacoma (GO) (SCH BD GTY)
    5.000%, 12/01/18                                                                    500     534,900
Snohomish County Public Utility District No. 1 (RB)
    5.000%, 12/01/18                                                                    895     957,131
Snohomish County School District No. 6 Mukilteo (GO) (SCH BD GTY)
    5.000%, 12/01/25                                                                  2,000   2,409,640

                                                                                      FACE
                                                                                     AMOUNT
                                                                                     (000)    VALUE+
                                                                                     ------ -----------
WASHINGTON -- (Continued)
Spokane County (GO)
    5.000%, 12/01/20                                                                 $  450 $   505,332
Tacoma Metropolitan Park District (GO) Series B
    5.000%, 12/01/21                                                                    350     401,384
Washington State (GO) Series 2013A
    5.000%, 08/01/21                                                                    200     229,002
Washington State (GO) Series 2017-A
    5.000%, 08/01/26                                                                  1,675   2,025,393
Washington State (GO) Series A-1
    5.000%, 08/01/21                                                                    800     916,008
Washington State (GO) Series B
    4.000%, 07/01/18                                                                  1,000   1,042,070
Washington State (GO) Series R-2012C
    4.000%, 07/01/21                                                                    100     110,092
Washington State (GO) Series R-2013A
    5.000%, 07/01/21                                                                  1,520   1,737,846
Washington State (GO) Series R-2015E
    5.000%, 07/01/18                                                                  1,005   1,061,330
                                                                                            -----------
TOTAL WASHINGTON                                                                             24,941,129
                                                                                            -----------
WEST VIRGINIA -- (1.2%)
Jefferson County Board of Education (GO) (WV BD COMM)
    4.000%, 05/01/20                                                                    250     268,398
West Virginia State (GO)
    4.000%, 11/01/20                                                                  1,975   2,151,841
West Virginia State (GO) Series A
    5.000%, 06/01/19                                                                    550     596,634
                                                                                            -----------
TOTAL WEST VIRGINIA                                                                           3,016,873
                                                                                            -----------
WISCONSIN -- (6.1%)
City of Janesville (GO)
    3.000%, 03/01/24                                                                  2,000   2,104,320
City of Madison Water Utility Revenue (RB)
    5.000%, 01/01/21                                                                  1,000   1,126,370
City of Milwaukee (GO)
    5.000%, 05/01/17                                                                  1,500   1,515,630
City of Milwaukee (GO) Series N3
    5.000%, 05/15/20                                                                  1,000   1,113,740
Milwaukee County (GO) Series E
    2.000%, 12/01/20                                                                  1,060   1,075,275
Oak Creek Franklin Joint School District (GO) Series B
    3.000%, 04/01/20                                                                    630     659,459

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                         FACE
                                                                        AMOUNT
                                                                        (000)     VALUE+
                                                                        ------ ------------
WISCONSIN -- (Continued)
Wisconsin Health & Educational Facilities Authority (RB) Series A
(currency) 5.250%, 12/01/35
           (Pre-refunded @ $100, 12/3/18)                               $2,500 $  2,681,600
Wisconsin State (GO) Series 1 (AMBAC)
           5.000%, 05/01/19                                              1,310    1,420,197
Wisconsin State (GO) Series 2
           5.000%, 11/01/20                                                600      677,346
           5.000%, 11/01/22                                                900    1,052,730
Wisconsin State (GO) Series 3
           5.000%, 11/01/22                                              1,800    2,105,460
Wisconsin State (GO) Series B
           5.000%, 05/01/21                                                400      455,936
                                                                               ------------
TOTAL WISCONSIN                                                                  15,988,063
                                                                               ------------
TOTAL MUNICIPAL BONDS                                                           261,608,335
                                                                               ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $262,390,670)^^                                                        $261,608,335
                                                                               ============

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------
                                                             LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                                             ------- ------------ ------- ------------
Municipal Bonds                                                --    $261,608,335   --    $261,608,335
                                                               --    ------------   --    ------------
TOTAL                                                          --    $261,608,335   --    $261,608,335
                                                               ==    ============   ==    ============

                  CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                 SHARES  VALUE+
                                                                 ------ --------
COMMON STOCKS -- (95.3%)
Consumer Discretionary -- (16.0%)
*   1-800-Flowers.com, Inc. Class A                                600  $  5,400
    Aaron's, Inc.                                                1,900    58,786
*   Adient P.L.C.                                                  403    25,586
    Advance Auto Parts, Inc.                                       495    81,299
*   Amazon.com, Inc.                                               700   576,436
    AMC Entertainment Holdings, Inc. Class A                       574    19,373
*   AMC Networks, Inc. Class A                                     412    23,628
*   America's Car-Mart, Inc.                                       140     5,873
*   American Axle & Manufacturing Holdings, Inc.                 1,414    28,846
    American Eagle Outfitters, Inc.                              3,500    52,885
#*  American Outdoor Brands Corp.                                1,129    24,048
*   Apollo Education Group, Inc.                                 1,300    12,987
    Aramark                                                      2,508    84,871
*   Asbury Automotive Group, Inc.                                  700    45,920
*   Ascent Capital Group, Inc. Class A                             200     3,098
    Autoliv, Inc.                                                  600    69,396
*   AutoNation, Inc.                                             1,520    80,742
#*  AutoZone, Inc.                                                  25    18,125
*   AV Homes, Inc.                                                 469     8,278
*   Ballantyne Strong, Inc.                                        500     3,625
*   Barnes & Noble Education, Inc.                                 929     9,336
    Beasley Broadcast Group, Inc. Class A                          300     2,250
    Bed Bath & Beyond, Inc.                                      1,500    60,525
*   Belmond, Ltd. Class A                                        1,713    23,725
    Best Buy Co., Inc.                                           2,840   126,437
#   Big 5 Sporting Goods Corp.                                     600     9,240
#   Big Lots, Inc.                                               1,158    57,900
*   Biglari Holdings, Inc.                                          28    12,410
*   BJ's Restaurants, Inc.                                         536    19,055
    Bloomin' Brands, Inc.                                        2,459    42,073
    Blue Nile, Inc.                                                 47     1,913
    Bob Evans Farms, Inc.                                          400    22,572
    BorgWarner, Inc.                                             1,629    66,512
*   Bright Horizons Family Solutions, Inc.                         712    50,452
#   Brinker International, Inc.                                    525    23,362
    Brunswick Corp.                                              1,491    89,251
    Buckle, Inc. (The)                                             400     8,460
*   Buffalo Wild Wings, Inc.                                       200    30,200
*   Build-A-Bear Workshop, Inc.                                    500     6,000
*   Burlington Stores, Inc.                                        364    30,467
*   Cabela's, Inc.                                                 935    52,257
#   Cable One, Inc.                                                 85    53,752
    CalAtlantic Group, Inc.                                      1,848    64,440
    Caleres, Inc.                                                  960    29,520
    Callaway Golf Co.                                              980    11,103
*   Cambium Learning Group, Inc.                                 1,078     5,433
    Capella Education Co.                                          231    19,751
*   Career Education Corp.                                       2,500    24,425
#*  CarMax, Inc.                                                 1,749   116,676
    Carnival Corp.                                               1,701    94,201
#   Carriage Services, Inc.                                        300     7,785

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Consumer Discretionary -- (Continued)
*   Carrols Restaurant Group, Inc.                                  883 $   12,671
    Carter's, Inc.                                                  200     16,750
    Cato Corp. (The) Class A                                        700     17,773
*   Cavco Industries, Inc.                                          200     19,650
    CBS Corp. Class B                                             1,376     88,738
*   Century Communities, Inc.                                       400      9,100
*   Charter Communications, Inc. Class A                            834    270,174
    Cheesecake Factory, Inc. (The)                                1,054     63,514
    Chico's FAS, Inc.                                             2,100     28,329
    Children's Place, Inc. (The)                                    500     48,500
#*  Chipotle Mexican Grill, Inc.                                     51     21,493
    Choice Hotels International, Inc.                               490     27,195
*   Chuy's Holdings, Inc.                                           602     17,699
    Cinemark Holdings, Inc.                                       2,138     90,865
    ClubCorp Holdings, Inc.                                       1,322     21,813
    Coach, Inc.                                                   2,142     80,004
    Columbia Sportswear Co.                                         800     43,496
    Comcast Corp. Class A                                        14,857  1,120,515
    Cooper Tire & Rubber Co.                                      1,440     52,200
*   Cooper-Standard Holdings, Inc.                                  348     36,637
#   Core-Mark Holding Co., Inc.                                     800     27,944
#   Cracker Barrel Old Country Store, Inc.                          400     63,224
*   Crocs, Inc.                                                     602      4,395
    CST Brands, Inc.                                              1,321     63,646
    Culp, Inc.                                                      300      9,660
    Dana, Inc.                                                    4,036     81,285
#   Darden Restaurants, Inc.                                        764     55,986
*   Dave & Buster's Entertainment, Inc.                             961     52,336
*   Deckers Outdoor Corp.                                           400     23,040
*   Del Frisco's Restaurant Group, Inc.                             200      3,500
*   Del Taco Restaurants, Inc.                                      885     12,071
    Delphi Automotive P.L.C.                                        500     35,030
*   Denny's Corp.                                                   998     12,146
*   Destination XL Group, Inc.                                      609      2,162
    DeVry Education Group, Inc.                                   1,197     40,099
    Dick's Sporting Goods, Inc.                                   1,496     77,194
#   Dillard's, Inc. Class A                                       1,000     56,440
    DineEquity, Inc.                                                566     38,816
#*  Discovery Communications, Inc. Class A                        1,822     51,654
*   Discovery Communications, Inc. Class C                        2,337     64,758
*   DISH Network Corp. Class A                                      572     33,845
    Dollar General Corp.                                            976     72,048
*   Dollar Tree, Inc.                                             1,599    123,427
    Domino's Pizza, Inc.                                            205     35,781
#*  Dorman Products, Inc.                                           800     55,216
    DR Horton, Inc.                                               3,620    108,274
    DSW, Inc. Class A                                               695     14,706
    Dunkin' Brands Group, Inc.                                      626     32,471
    Entercom Communications Corp. Class A                         1,119     15,890
    Entravision Communications Corp. Class A                      1,558      8,413
    Ethan Allen Interiors, Inc.                                     800     23,280
*   EW Scripps Co. (The) Class A                                    879     17,123
#   Expedia, Inc.                                                   183     22,251

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Consumer Discretionary -- (Continued)
*   Express, Inc.                                                 1,624 $ 17,263
*   Fiesta Restaurant Group, Inc.                                   433   11,388
    Finish Line, Inc. (The) Class A                                 700   12,040
#*  Five Below, Inc.                                                467   18,610
    Flexsteel Industries, Inc.                                      282   14,343
    Foot Locker, Inc.                                             1,678  115,010
    Ford Motor Co.                                               22,267  275,220
*   Fox Factory Holding Corp.                                     1,139   29,500
*   Francesca's Holdings Corp.                                    1,448   25,253
#*  G-III Apparel Group, Ltd.                                     1,200   31,512
    GameStop Corp. Class A                                        2,894   70,874
    Gannett Co., Inc.                                             1,889   18,172
#   Gap, Inc. (The)                                               3,489   80,352
#   Garmin, Ltd.                                                  1,300   62,777
    General Motors Co.                                            9,839  360,206
*   Genesco, Inc.                                                   400   24,080
    Gentex Corp.                                                  4,226   88,281
*   Gentherm, Inc.                                                  750   26,550
    Genuine Parts Co.                                               975   94,390
#*  Global Eagle Entertainment, Inc.                              1,749   10,774
    Goodyear Tire & Rubber Co. (The)                              3,621  117,284
    Graham Holdings Co. Class B                                      45   23,380
*   Grand Canyon Education, Inc.                                    866   51,077
*   Gray Television, Inc.                                         1,180   13,983
*   Green Brick Partners, Inc.                                       52      499
    Group 1 Automotive, Inc.                                        500   40,395
    H&R Block, Inc.                                                 800   17,168
    Hanesbrands, Inc.                                             1,700   40,307
    Harley-Davidson, Inc.                                         1,211   69,075
    Harman International Industries, Inc.                           466   51,801
#   Hasbro, Inc.                                                    400   33,004
    Haverty Furniture Cos., Inc.                                    600   13,080
*   Helen of Troy, Ltd.                                             522   48,703
*   Hibbett Sports, Inc.                                            267    8,811
*   Hilton Grand Vacations, Inc.                                    122    3,578
    Hilton Worldwide Holdings, Inc.                                 408   23,493
    Home Depot, Inc. (The)                                        2,736  376,419
    Hooker Furniture Corp.                                          200    6,640
*   Horizon Global Corp.                                            182    3,562
*   Houghton Mifflin Harcourt Co.                                 1,069   12,080
    HSN, Inc.                                                       596   21,009
*   Hyatt Hotels Corp. Class A                                      300   16,413
    ILG, Inc.                                                     1,115   21,129
*   Installed Building Products, Inc.                               475   19,428
    International Speedway Corp. Class A                            600   21,990
    Interpublic Group of Cos., Inc. (The)                         1,746   41,083
*   Intrawest Resorts Holdings, Inc.                                743   15,313
#*  iRobot Corp.                                                    344   20,833
*   J Alexander's Holdings, Inc.                                    279    2,790
    Jack in the Box, Inc.                                           400   43,168
#*  JC Penney Co., Inc.                                           3,485   23,175
    John Wiley & Sons, Inc. Class A                                 940   51,794
    John Wiley & Sons, Inc. Class B                                  70    3,848

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                       SHARES  VALUE+
                                                                       ------ --------
Consumer Discretionary -- (Continued)
*         K12, Inc.                                                      700  $ 13,951
*         Kate Spade & Co.                                               472     8,737
#         KB Home                                                      1,375    22,522
*         Kirkland's, Inc.                                               474     6,579
          Kohl's Corp.                                                 2,523   100,491
#         L Brands, Inc.                                                 400    24,084
*         La Quinta Holdings, Inc.                                        26       367
          La-Z-Boy, Inc.                                                 800    22,880
*         Lakeland Industries, Inc.                                      200     2,170
          LCI Industries                                                 407    44,668
          Lear Corp.                                                   1,021   145,074
#         Leggett & Platt, Inc.                                          460    21,951
          Lennar Corp. Class A                                         1,539    68,716
          Libbey, Inc.                                                   640    10,950
*         Liberty Broadband Corp. Class A                                185    15,481
*         Liberty Broadband Corp. Class C                              1,008    86,023
*         Liberty Expedia Holdings, Inc. Class A                         248    10,914
*         Liberty Interactive Corp., QVC Group Class A                 2,535    48,621
*         Liberty Media Corp.-Liberty Braves Class A                      74     1,476
*         Liberty Media Corp.-Liberty Braves Class C                     148     2,957
#*        Liberty Media Corp.-Liberty Formula One Class A                185     5,361
*         Liberty Media Corp.-Liberty Formula One Class C                370    10,634
*         Liberty Media Corp.-Liberty SiriusXM Class A                   740    26,818
*         Liberty Media Corp.-Liberty SiriusXM Class C                 1,480    53,117
*         Liberty TripAdvisor Holdings, Inc. Class A                   1,193    21,414
*         Liberty Ventures Series A                                      705    30,773
          Lifetime Brands, Inc.                                          500     7,475
          Lions Gate Entertainment Corp. Class A                         302     8,689
#*        Lions Gate Entertainment Corp. Class B                         707    18,941
#         Lithia Motors, Inc. Class A                                    400    41,248
*         Live Nation Entertainment, Inc.                              2,425    69,403
*         LKQ Corp.                                                    3,200   102,112
          Lowe's Cos., Inc.                                            1,781   130,155
#*        Lululemon Athletica, Inc.                                      200    13,502
#*        Lumber Liquidators Holdings, Inc.                              171     2,678
*         M/I Homes, Inc.                                                500    12,570
          Macy's, Inc.                                                 3,155    93,199
*         Madison Square Garden Co. (The) Class A                        309    54,282
          Marcus Corp. (The)                                             500    14,825
*         MarineMax, Inc.                                                380     8,151
          Marriott International, Inc. Class A                           760    64,296
#         Marriott Vacations Worldwide Corp.                             290    25,079
          Mattel, Inc.                                                 1,400    36,694
#*        McClatchy Co. (The) Class A                                     12       138
          McDonald's Corp.                                             1,800   220,626
          MDC Holdings, Inc.                                             963    26,040
(degrees) Media General, Inc.                                            700       217
#         Meredith Corp.                                                 800    49,040
*         Meritage Homes Corp.                                         1,000    36,750
*         Michael Kors Holdings, Ltd.                                    519    22,218
*         Michaels Cos., Inc. (The)                                      965    18,982
*         Modine Manufacturing Co.                                     1,100    14,960
*         Mohawk Industries, Inc.                                        480   103,603

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Consumer Discretionary -- (Continued)
    Monro Muffler Brake, Inc.                                       420 $ 25,158
#*  Motorcar Parts of America, Inc.                                 400   10,492
    Movado Group, Inc.                                              300    8,145
*   MSG Networks, Inc. Class A                                    1,156   26,819
*   Murphy USA, Inc.                                                866   55,164
    National CineMedia, Inc.                                        723   10,599
*   Nautilus, Inc.                                                  477    8,276
*   Netflix, Inc.                                                   196   27,579
    New Media Investment Group, Inc.                              1,096   16,703
    New York Times Co. (The) Class A                              1,579   21,317
    Newell Brands, Inc.                                           1,357   64,227
    News Corp. Class A                                            2,450   30,110
    News Corp. Class B                                            1,868   23,630
    Nexstar Media Group, Inc.                                       387   25,310
    NIKE, Inc. Class B                                            2,400  126,960
#   Nordstrom, Inc.                                               1,000   44,220
#*  Norwegian Cruise Line Holdings, Ltd.                          1,220   57,340
    Nutrisystem, Inc.                                               600   19,830
*   NVR, Inc.                                                        27   50,166
*   O'Reilly Automotive, Inc.                                       258   67,666
    Office Depot, Inc.                                           10,039   44,674
#*  Ollie's Bargain Outlet Holdings, Inc.                           720   21,996
    Omnicom Group, Inc.                                             600   51,390
*   Overstock.com, Inc.                                             300    4,980
    Oxford Industries, Inc.                                         400   22,008
#*  Panera Bread Co. Class A                                         85   17,770
#   Papa John's International, Inc.                                 500   42,610
#*  Party City Holdco, Inc.                                       1,375   19,869
    Penske Automotive Group, Inc.                                 2,200  119,592
#   Polaris Industries, Inc.                                        402   33,796
    Pool Corp.                                                      353   37,263
*   Popeyes Louisiana Kitchen, Inc.                                 300   18,957
*   Priceline Group, Inc. (The)                                     100  157,513
    PulteGroup, Inc.                                              2,800   60,228
    PVH Corp.                                                       632   59,288
#   Ralph Lauren Corp.                                              227   20,074
*   Reading International, Inc. Class A                              20      327
*   Red Lion Hotels Corp.                                           600    4,800
*   Red Robin Gourmet Burgers, Inc.                                 400   19,020
    Regal Entertainment Group Class A                               600   13,596
    Rocky Brands, Inc.                                              200    2,530
    Ross Stores, Inc.                                             1,000   66,110
    Royal Caribbean Cruises, Ltd.                                 1,249  116,944
    Ruth's Hospitality Group, Inc.                                  695   11,919
    Saga Communications, Inc. Class A                               133    6,690
    Salem Media Group, Inc.                                         400    2,440
#*  Sally Beauty Holdings, Inc.                                     900   21,420
    Scholastic Corp.                                                779   35,663
#   Scripps Networks Interactive, Inc. Class A                      717   54,607
    SeaWorld Entertainment, Inc.                                  1,500   27,165
*   Select Comfort Corp.                                            580   11,704
    Service Corp. International                                   3,500  101,955
*   ServiceMaster Global Holdings, Inc.                             795   29,399

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Consumer Discretionary -- (Continued)
    Shoe Carnival, Inc.                                            500  $ 12,785
*   Shutterfly, Inc.                                               573    29,412
#   Signet Jewelers, Ltd.                                          533    41,398
#   Sinclair Broadcast Group, Inc. Class A                       1,300    43,875
#   Sirius XM Holdings, Inc.                                     3,200    15,104
    Six Flags Entertainment Corp.                                  390    23,236
*   Skechers U.S.A., Inc. Class A                                  808    20,297
    Sonic Automotive, Inc. Class A                                 900    21,060
    Sonic Corp.                                                    400     9,960
*   Sotheby's                                                      932    37,010
    Standard Motor Products, Inc.                                  448    22,342
    Staples, Inc.                                                3,010    27,692
    Starbucks Corp.                                              2,226   122,920
*   Steven Madden, Ltd.                                          1,023    36,010
*   Stoneridge, Inc.                                               482     7,910
    Strattec Security Corp.                                         40     1,232
*   Strayer Education, Inc.                                        248    20,088
#   Sturm Ruger & Co., Inc.                                        300    15,825
    Superior Industries International, Inc.                        800    18,440
    Superior Uniform Group, Inc.                                   400     6,808
*   Tandy Leather Factory, Inc.                                    300     2,325
    Target Corp.                                                 2,400   154,752
*   Taylor Morrison Home Corp. Class A                              74     1,436
    TEGNA, Inc.                                                  2,839    65,041
#*  Tempur Sealy International, Inc.                               600    25,800
*   Tenneco, Inc.                                                  600    40,470
#*  Tesla Motors, Inc.                                              22     5,542
    Texas Roadhouse, Inc.                                          916    42,722
    Thor Industries, Inc.                                          840    86,940
#   Tiffany & Co.                                                1,200    94,464
#*  Tile Shop Holdings, Inc.                                       800    15,280
    Time Warner, Inc.                                            4,154   402,315
    Time, Inc.                                                   1,345    25,891
    TJX Cos., Inc. (The)                                           885    66,304
*   Toll Brothers, Inc.                                          1,989    62,375
*   TopBuild Corp.                                                 517    19,186
    Tower International, Inc.                                      500    13,100
    Tractor Supply Co.                                             600    44,202
*   TRI Pointe Group, Inc.                                       1,600    19,632
*   TripAdvisor, Inc.                                              300    15,870
#   tronc, Inc.                                                    128     1,697
#*  Tuesday Morning Corp.                                          600     2,580
    Tupperware Brands Corp.                                        400    24,144
    Twenty-First Century Fox, Inc. Class A                       3,307   103,774
    Twenty-First Century Fox, Inc. Class B                       1,295    40,158
*   Ulta Salon Cosmetics & Fragrance, Inc.                         200    54,456
#*  Under Armour, Inc. Class A                                     400     8,596
*   Under Armour, Inc. Class C                                     402     7,726
*   Unifi, Inc.                                                    666    17,909
*   Universal Electronics, Inc.                                    300    17,850
*   Urban Outfitters, Inc.                                       1,900    50,426
    Vail Resorts, Inc.                                             140    24,016
*   Vera Bradley, Inc.                                              70       802

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ -----------
Consumer Discretionary -- (Continued)
    VF Corp.                                                       600  $    30,888
#   Viacom, Inc. Class A                                           120        5,430
    Viacom, Inc. Class B                                         3,991      168,181
*   Vista Outdoor, Inc.                                            896       25,814
*   Visteon Corp.                                                  710       63,595
    Walt Disney Co. (The)                                        5,800      641,770
    Wendy's Co. (The)                                            5,186       70,167
*   West Marine, Inc.                                              500        4,635
    Whirlpool Corp.                                                900      157,401
#*  William Lyon Homes Class A                                     674       11,896
#   Williams-Sonoma, Inc.                                        1,335       64,360
    Winmark Corp.                                                   30        3,323
    Winnebago Industries, Inc.                                     478       15,009
    Wolverine World Wide, Inc.                                   1,128       26,497
    Wyndham Worldwide Corp.                                        568       44,906
    Yum! Brands, Inc.                                              600       39,318
#*  Zumiez, Inc.                                                   696       13,955
                                                                        -----------
Total Consumer Discretionary                                             15,927,759
                                                                        -----------
Consumer Staples -- (5.8%)
    Andersons, Inc. (The)                                          550       20,763
    Archer-Daniels-Midland Co.                                   1,724       76,304
*   Avon Products, Inc.                                          6,764       39,705
#   B&G Foods, Inc.                                              1,133       50,249
*   Blue Buffalo Pet Products, Inc.                              1,310       31,767
    Bunge, Ltd.                                                  1,533      106,099
#   Cal-Maine Foods, Inc.                                          925       38,572
#   Calavo Growers, Inc.                                           300       16,590
    Campbell Soup Co.                                              600       37,338
#   Casey's General Stores, Inc.                                   731       83,992
*   Central Garden & Pet Co.                                       330       10,841
*   Central Garden & Pet Co. Class A                               599       18,437
*   Chefs' Warehouse, Inc. (The)                                   700       11,690
    Church & Dwight Co., Inc.                                      800       36,176
    Clorox Co. (The)                                               500       60,000
#   Coca-Cola Bottling Co. Consolidated                            200       33,768
    Coca-Cola Co. (The)                                          7,711      320,546
    Colgate-Palmolive Co.                                        1,400       90,412
    Conagra Brands, Inc.                                         2,832      110,703
    Costco Wholesale Corp.                                         800      131,160
    Coty, Inc. Class A                                           2,280       43,776
*   Darling Ingredients, Inc.                                    2,800       33,600
    Dean Foods Co.                                               1,700       33,762
    Dr Pepper Snapple Group, Inc.                                  627       57,182
*   Edgewell Personal Care Co.                                     872       68,748
    Energizer Holdings, Inc.                                       533       26,901
    Estee Lauder Cos., Inc. (The) Class A                          400       32,484
*   Farmer Brothers Co.                                            500       17,400
    Flowers Foods, Inc.                                          3,300       66,363
    Fresh Del Monte Produce, Inc.                                  837       47,918
    General Mills, Inc.                                          1,144       71,477
*   Hain Celestial Group, Inc. (The)                             1,356       53,643
    Hershey Co. (The)                                              183       19,301

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Consumer Staples -- (Continued)
    Hormel Foods Corp.                                            1,406 $   51,038
*   HRG Group, Inc.                                               2,893     48,689
    Ingles Markets, Inc. Class A                                    300     13,575
    Ingredion, Inc.                                               1,042    133,574
    Inter Parfums, Inc.                                             750     25,575
    J&J Snack Foods Corp.                                           400     51,028
    JM Smucker Co. (The)                                            918    124,710
    John B. Sanfilippo & Son, Inc.                                  200     13,158
    Kellogg Co.                                                     544     39,554
    Kimberly-Clark Corp.                                            700     84,791
    Kraft Heinz Co. (The)                                         1,729    154,382
    Kroger Co. (The)                                              1,808     61,400
    Lamb Weston Holdings, Inc.                                       74      2,765
    Lancaster Colony Corp.                                          328     42,984
*   Landec Corp.                                                    800     10,080
    McCormick & Co., Inc. Non-Voting                                500     47,775
    Medifast, Inc.                                                  300     12,651
    Mondelez International, Inc. Class A                          4,103    181,681
*   Monster Beverage Corp.                                          399     16,997
    National Beverage Corp.                                         400     20,076
#   Orchids Paper Products Co.                                       98      2,676
    PepsiCo, Inc.                                                 3,179    329,917
#   Pilgrim's Pride Corp.                                           621     11,886
    Pinnacle Foods, Inc.                                          1,474     78,402
#*  Post Holdings, Inc.                                             951     79,580
    PriceSmart, Inc.                                                426     36,082
    Procter & Gamble Co. (The)                                    8,545    748,542
*   Revlon, Inc. Class A                                            505     16,892
#   Sanderson Farms, Inc.                                           600     54,600
#*  Seaboard Corp.                                                    5     19,250
#   Snyder's-Lance, Inc.                                          1,140     43,753
    SpartanNash Co.                                                 700     26,502
#   Spectrum Brands Holdings, Inc.                                  286     38,150
#*  Sprouts Farmers Market, Inc.                                  1,116     20,836
*   SUPERVALU, Inc.                                               2,055      8,056
    Sysco Corp.                                                   1,100     57,706
#   Tootsie Roll Industries, Inc.                                   668     25,017
#*  TreeHouse Foods, Inc.                                           742     56,303
    Tyson Foods, Inc. Class A                                     2,000    125,580
*   United Natural Foods, Inc.                                      900     41,130
    Wal-Mart Stores, Inc.                                        10,436    696,499
#   WD-40 Co.                                                       200     21,030
    Weis Markets, Inc.                                              488     29,007
*   WhiteWave Foods Co. (The)                                       800     44,048
#   Whole Foods Market, Inc.                                      3,104     93,803
                                                                        ----------
Total Consumer Staples                                                   5,739,397
                                                                        ----------
Energy -- (6.9%)
    Adams Resources & Energy, Inc.                                   49      1,899
    Alon USA Energy, Inc.                                         1,630     18,354
    Anadarko Petroleum Corp.                                      1,300     90,389
*   Antero Resources Corp.                                        1,594     38,910
    Apache Corp.                                                    471     28,175

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Energy -- (Continued)
    Archrock, Inc.                                                1,611 $   23,521
    Baker Hughes, Inc.                                            1,182     74,561
*   Bill Barrett Corp.                                            1,675     10,971
    Bristow Group, Inc.                                             550      9,713
    Cabot Oil & Gas Corp.                                         2,406     51,681
*   Callon Petroleum Co.                                          1,300     19,864
    Cheniere Energy Partners L.P. Holdings LLC                      360      8,226
*   Cheniere Energy, Inc.                                           602     28,685
#*  Chesapeake Energy Corp.                                       7,352     47,420
    Chevron Corp.                                                 5,323    592,716
    Cimarex Energy Co.                                              161     21,769
*   Clayton Williams Energy, Inc.                                   200     29,090
*   Clean Energy Fuels Corp.                                      2,859      7,405
#*  Concho Resources, Inc.                                          407     56,752
    ConocoPhillips                                                3,522    171,733
    CONSOL Energy, Inc.                                           4,088     69,251
*   Continental Resources, Inc.                                     265     12,868
#   Core Laboratories NV                                            259     30,259
#   CVR Energy, Inc.                                                700     15,547
*   Dawson Geophysical Co.                                          564      4,467
    Delek US Holdings, Inc.                                       1,600     35,840
*   Denbury Resources, Inc.                                       3,384     11,336
    Devon Energy Corp.                                              564     25,685
#   DHT Holdings, Inc.                                              945      4,432
*   Diamond Offshore Drilling, Inc.                               1,155     18,919
*   Diamondback Energy, Inc.                                        322     33,865
#*  Dril-Quip, Inc.                                                 700     43,540
*   Eclipse Resources Corp.                                       4,372     10,755
*   Energen Corp.                                                   740     39,879
    EnLink Midstream LLC                                          1,731     30,033
    EOG Resources, Inc.                                           1,239    125,858
    EQT Corp.                                                       562     34,074
*   Exterran Corp.                                                  805     24,971
    Exxon Mobil Corp.                                            16,659  1,397,523
*   Forum Energy Technologies, Inc.                               1,619     35,132
#   Frank's International NV                                      1,200     14,208
*   Geospace Technologies Corp.                                     222      5,181
    Green Plains, Inc.                                              700     15,750
*   Gulfport Energy Corp.                                           926     19,353
    Halliburton Co.                                               1,064     60,190
*   Helix Energy Solutions Group, Inc.                            1,500     12,720
#   Helmerich & Payne, Inc.                                         600     42,696
    Hess Corp.                                                    1,274     69,025
    HollyFrontier Corp.                                           1,912     55,391
    Kinder Morgan, Inc.                                           4,939    110,337
#*  Kosmos Energy, Ltd.                                           4,409     28,835
*   Laredo Petroleum, Inc.                                        2,249     30,474
    Marathon Oil Corp.                                            3,002     50,283
    Marathon Petroleum Corp.                                      4,500    216,225
*   Matrix Service Co.                                              500     11,200
#*  McDermott International, Inc.                                 4,552     36,871
#   Murphy Oil Corp.                                              1,730     50,014
    Nabors Industries, Ltd.                                       3,694     60,027

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Energy -- (Continued)
#   National Oilwell Varco, Inc.                                 2,068  $   78,191
*   Natural Gas Services Group, Inc.                               200       5,740
*   Newfield Exploration Co.                                       419      16,794
*   Newpark Resources, Inc.                                      1,700      12,835
    Noble Energy, Inc.                                           2,164      86,041
*   Oasis Petroleum, Inc.                                        3,100      43,834
    Occidental Petroleum Corp.                                   1,504     101,926
    Oceaneering International, Inc.                              1,500      41,775
*   Oil States International, Inc.                                 781      30,849
#   ONEOK, Inc.                                                    800      44,088
*   Par Pacific Holdings, Inc.                                     107       1,555
*   Parsley Energy, Inc. Class A                                 1,362      47,970
#   Patterson-UTI Energy, Inc.                                   2,320      65,053
    PBF Energy, Inc. Class A                                     1,666      38,635
*   PDC Energy, Inc.                                               791      58,487
    Phillips 66                                                  1,806     147,406
    Pioneer Natural Resources Co.                                  526      94,801
*   QEP Resources, Inc.                                          2,800      48,832
    Range Resources Corp.                                        1,088      35,186
#*  Renewable Energy Group, Inc.                                 1,100       9,570
#*  REX American Resources Corp.                                   200      16,606
*   Rice Energy, Inc.                                            2,515      49,872
*   Rowan Cos. P.L.C. Class A                                    1,100      19,712
#   RPC, Inc.                                                    1,800      38,736
*   RSP Permian, Inc.                                            1,625      69,160
    Schlumberger, Ltd.                                           3,796     317,763
    Scorpio Tankers, Inc.                                        2,775      10,628
*   SEACOR Holdings, Inc.                                          300      22,071
    SemGroup Corp. Class A                                         784      31,125
    Ship Finance International, Ltd.                             1,848      27,720
    SM Energy Co.                                                  900      27,459
*   Southwestern Energy Co.                                      2,347      21,146
    Spectra Energy Corp.                                           945      39,359
    Superior Energy Services, Inc.                               1,668      29,474
#*  Synergy Resources Corp.                                      1,941      16,712
    Targa Resources Corp.                                        1,318      75,943
*   TechnipFMC P.L.C.                                              900      30,258
    Tesoro Corp.                                                 2,195     177,466
*   Transocean, Ltd.                                             3,179      44,411
*   Unit Corp.                                                     800      20,800
    US Silica Holdings, Inc.                                       438      25,903
    Valero Energy Corp.                                          3,800     249,888
    Western Refining, Inc.                                       1,947      68,164
*   Whiting Petroleum Corp.                                      2,900      32,161
    Williams Cos., Inc. (The)                                    1,522      43,894
    World Fuel Services Corp.                                    1,068      47,505
*   WPX Energy, Inc.                                             4,506      62,769
                                                                        ----------
Total Energy                                                             6,851,121
                                                                        ----------
Financials -- (20.9%)
    1st Source Corp.                                               440      19,848
*   Affiliated Managers Group, Inc.                                300      45,708
    Aflac, Inc.                                                  1,398      97,846

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Financials -- (Continued)
*   Alleghany Corp.                                                 116 $ 70,942
    Allied World Assurance Co. Holdings AG                        1,272   67,581
    Allstate Corp. (The)                                          2,000  150,420
    Ally Financial, Inc.                                          5,412  114,301
*   Ambac Financial Group, Inc.                                      31      649
    American Equity Investment Life Holding Co.                   1,496   35,306
    American Express Co.                                          5,052  385,872
    American Financial Group, Inc.                                  659   56,786
    American International Group, Inc.                            2,941  188,989
#   American National Insurance Co.                                 200   23,318
    Ameriprise Financial, Inc.                                    1,297  145,614
    Ameris Bancorp                                                  682   30,758
    AMERISAFE, Inc.                                                 400   25,220
    AmeriServ Financial, Inc.                                       560    2,212
    AmTrust Financial Services, Inc.                              2,572   67,875
    Aon P.L.C.                                                      738   83,173
*   Arch Capital Group, Ltd.                                        632   55,837
    Argo Group International Holdings, Ltd.                         603   38,562
    Arrow Financial Corp.                                           309   10,908
#   Arthur J Gallagher & Co.                                        934   50,277
    Artisan Partners Asset Management, Inc. Class A                 353   10,219
    Aspen Insurance Holdings, Ltd.                                  700   39,480
    Associated Banc-Corp                                          1,577   39,898
    Assured Guaranty, Ltd.                                        2,829  110,076
    Astoria Financial Corp.                                       1,500   28,365
    Axis Capital Holdings, Ltd.                                     400   25,604
    Baldwin & Lyons, Inc. Class B                                   400    9,600
#   Banc of California, Inc.                                      1,100   17,380
    BancFirst Corp.                                                 325   30,664
*   Bancorp, Inc. (The)                                             400    2,396
    BancorpSouth, Inc.                                            1,486   44,134
    Bank Mutual Corp.                                             1,000    9,550
    Bank of America Corp.                                        27,476  622,057
    Bank of Hawaii Corp.                                            746   64,089
    Bank of Marin Bancorp                                            22    1,478
    Bank of New York Mellon Corp. (The)                           4,015  179,591
#   Bank of the Ozarks, Inc.                                      1,538   84,390
    BankUnited, Inc.                                              1,487   56,803
    Banner Corp.                                                    400   22,448
    BB&T Corp.                                                    3,051  140,926
    Beneficial Bancorp, Inc.                                      1,319   23,544
*   Berkshire Hathaway, Inc. Class B                              2,683  440,388
    Berkshire Hills Bancorp, Inc.                                   697   24,674
    BGC Partners, Inc. Class A                                    4,175   46,217
    BlackRock, Inc.                                                 529  197,835
    Blue Hills Bancorp, Inc.                                        400    7,600
    BNC Bancorp                                                     600   21,150
#*  BofI Holding, Inc.                                              872   25,724
    BOK Financial Corp.                                             631   51,893
    Boston Private Financial Holdings, Inc.                       1,500   24,750
    Bridge Bancorp, Inc.                                            569   20,569
    Brookline Bancorp, Inc.                                       1,601   25,216
#   Brown & Brown, Inc.                                           1,602   67,492

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Financials -- (Continued)
    Bryn Mawr Bank Corp.                                           500  $ 20,025
    California First National Bancorp                                3        48
    Camden National Corp.                                          193     8,006
#   Capital Bank Financial Corp. Class A                           353    13,908
    Capital One Financial Corp.                                  2,200   192,258
    Capitol Federal Financial, Inc.                              2,200    33,990
    Cardinal Financial Corp.                                       700    21,952
*   Cascade Bancorp                                              2,746    21,886
    Cathay General Bancorp                                       1,247    45,441
    CBOE Holdings, Inc.                                            692    55,097
    CenterState Banks, Inc.                                        971    23,683
    Central Pacific Financial Corp.                                628    19,675
    Charles Schwab Corp. (The)                                   2,157    88,955
    Chemical Financial Corp.                                       862    42,609
    Chubb, Ltd.                                                  1,425   187,373
    Cincinnati Financial Corp.                                     960    67,757
    CIT Group, Inc.                                              1,052    43,332
    Citigroup, Inc.                                              7,934   442,955
    Citizens Financial Group, Inc.                               2,622    94,838
*   Citizens, Inc.                                               1,400    12,964
    City Holding Co.                                               400    26,036
    Clifton Bancorp, Inc.                                          214     3,321
    CME Group, Inc.                                                906   109,698
    CNO Financial Group, Inc.                                    2,500    47,275
    CoBiz Financial, Inc.                                          861    15,085
    Cohen & Steers, Inc.                                           938    32,727
    Columbia Banking System, Inc.                                1,146    45,565
    Comerica, Inc.                                               1,107    74,756
    Commerce Bancshares, Inc.                                    1,260    71,228
#   Community Bank System, Inc.                                    700    40,852
    Community Trust Bancorp, Inc.                                  250    11,562
    ConnectOne Bancorp, Inc.                                       964    23,811
#*  Cowen Group, Inc. Class A                                      469     7,035
    Crawford & Co. Class A                                         200     1,848
#   Crawford & Co. Class B                                         200     2,424
#*  Credit Acceptance Corp.                                        345    70,822
*   CU Bancorp                                                     259     9,389
    Cullen/Frost Bankers, Inc.                                     920    82,248
*   Customers Bancorp, Inc.                                        308    10,614
#   CVB Financial Corp.                                          1,760    39,670
    Diamond Hill Investment Group, Inc.                             70    14,154
    Dime Community Bancshares, Inc.                                700    14,980
    Discover Financial Services                                  2,560   177,357
    Donegal Group, Inc. Class A                                    700    11,529
*   E*TRADE Financial Corp.                                      1,975    73,964
*   Eagle Bancorp, Inc.                                            535    32,769
    East West Bancorp, Inc.                                      1,923    98,919
    Eaton Vance Corp.                                            1,589    66,627
    EMC Insurance Group, Inc.                                      352    10,261
    Employers Holdings, Inc.                                       630    22,963
*   Encore Capital Group, Inc.                                     608    18,818
    Endurance Specialty Holdings, Ltd.                           1,059    98,159
*   Enova International, Inc.                                      640     9,024

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Financials -- (Continued)
*   Enstar Group, Ltd.                                             200  $ 38,730
    Enterprise Bancorp, Inc.                                        42     1,412
    Enterprise Financial Services Corp.                            498    20,742
    Erie Indemnity Co. Class A                                     100    11,211
*   Essent Group, Ltd.                                             440    15,211
    EverBank Financial Corp.                                       828    16,088
    Evercore Partners, Inc. Class A                                735    56,926
    Everest Re Group, Ltd.                                         300    65,979
#*  Ezcorp, Inc. Class A                                           846     8,375
    FactSet Research Systems, Inc.                                 200    34,610
    Farmers National Banc Corp.                                  1,000    12,600
    FBL Financial Group, Inc. Class A                              500    34,900
*   FCB Financial Holdings, Inc. Class A                           548    25,729
    Federal Agricultural Mortgage Corp. Class C                    200    11,132
    Federated Investors, Inc. Class B                            1,323    34,411
    Federated National Holding Co.                                 200     3,668
    Fidelity Southern Corp.                                        491    11,416
    Fifth Third Bancorp                                          6,231   162,629
    Financial Engines, Inc.                                        400    15,420
    Financial Institutions, Inc.                                   400    13,180
    First American Financial Corp.                               1,833    68,884
*   First BanCorp(318672706)                                     3,216    21,612
    First Bancorp(318910106)                                       600    17,562
    First Bancorp, Inc.                                            147     3,969
    First Busey Corp.                                              678    19,831
    First Citizens BancShares, Inc. Class A                        171    62,713
    First Commonwealth Financial Corp.                           1,503    21,222
    First Community Bancshares, Inc.                               398    11,582
    First Defiance Financial Corp.                                 300    14,538
    First Financial Bancorp                                      1,100    30,305
    First Financial Bankshares, Inc.                             1,130    48,194
    First Financial Corp.                                          300    14,505
    First Financial Northwest, Inc.                                100     2,075
#   First Horizon National Corp.                                 2,926    58,520
    First Interstate BancSystem, Inc. Class A                      353    14,526
    First Merchants Corp.                                          541    20,737
    First Mid-Illinois Bancshares, Inc.                            449    14,148
    First Midwest Bancorp, Inc.                                  1,609    39,067
    First of Long Island Corp. (The)                               372    10,081
    First Republic Bank                                            893    84,237
    First South Bancorp, Inc.                                      400     4,956
    FirstCash, Inc.                                              1,232    52,606
*   Flagstar Bancorp, Inc.                                         971    25,023
    Flushing Financial Corp.                                       700    19,040
    FNB Corp.                                                    2,768    41,354
    FNF Group                                                    1,781    62,976
*   FNFV Group                                                   1,618    21,034
*   Franklin Financial Network, Inc.                               266    10,254
    Franklin Resources, Inc.                                     1,502    59,689
#   Fulton Financial Corp.                                       2,353    42,825
    Gain Capital Holdings, Inc.                                    220     1,652
*   Genworth Financial, Inc. Class A                             6,433    21,615
    German American Bancorp, Inc.                                  425    20,396

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Financials -- (Continued)
    Glacier Bancorp, Inc.                                         1,225 $   43,524
*   Global Indemnity, Ltd.                                          550     21,730
    Goldman Sachs Group, Inc. (The)                                 977    224,046
    Great Southern Bancorp, Inc.                                    200     10,010
    Great Western Bancorp, Inc.                                     612     26,163
*   Green Dot Corp. Class A                                         880     23,584
    Greenhill & Co., Inc.                                           400     11,820
*   Greenlight Capital Re, Ltd. Class A                             700     15,820
    Guaranty Bancorp                                                766     18,537
    Hancock Holding Co.                                           1,000     45,850
    Hanmi Financial Corp.                                           469     15,547
    Hanover Insurance Group, Inc. (The)                             600     50,364
    Hartford Financial Services Group, Inc. (The)                 2,253    109,744
#   HCI Group, Inc.                                                 253     10,464
    Heartland Financial USA, Inc.                                   493     23,072
    Heritage Commerce Corp.                                       1,100     15,444
    Heritage Financial Corp.                                        600     15,300
    Heritage Insurance Holdings, Inc.                               500      7,090
    Hilltop Holdings, Inc.                                        1,349     36,936
    Hingham Institution for Savings                                  55     10,636
    Home Bancorp, Inc.                                              200      7,114
#   Home BancShares, Inc.                                         2,400     64,656
*   HomeStreet, Inc.                                                443     11,607
*   HomeTrust Bancshares, Inc.                                      362      8,959
    Hope Bancorp, Inc.                                            2,631     55,014
    Horace Mann Educators Corp.                                     700     28,945
    Horizon Bancorp                                                 750     19,222
    Huntington Bancshares, Inc.                                   8,455    114,396
    Iberiabank Corp.                                                700     57,505
    Independent Bank Corp.                                          618     38,532
    Independent Bank Group, Inc.                                    162     10,068
    Infinity Property & Casualty Corp.                              135     11,725
    Interactive Brokers Group, Inc. Class A                       1,364     50,932
    Intercontinental Exchange, Inc.                               2,620    152,903
    International Bancshares Corp.                                1,357     50,345
*   INTL. FCStone, Inc.                                             347     12,797
    Invesco, Ltd.                                                 3,081     89,103
    Investment Technology Group, Inc.                               884     17,786
    Investors Bancorp, Inc.                                       3,305     47,427
    James River Group Holdings, Ltd.                                377     14,948
    Janus Capital Group, Inc.                                     2,600     32,500
    JPMorgan Chase & Co.                                         15,606  1,320,736
*   KCG Holdings, Inc. Class A                                    1,117     15,604
    Kearny Financial Corp.                                          836     12,749
    Kemper Corp.                                                    900     38,880
    KeyCorp                                                       6,491    116,643
*   Ladenburg Thalmann Financial Services, Inc.                   4,900     11,270
    Lakeland Bancorp, Inc.                                          482      8,941
    Lakeland Financial Corp.                                        312     13,859
    LegacyTexas Financial Group, Inc.                               571     23,594
#   Legg Mason, Inc.                                                979     31,025
    Leucadia National Corp.                                         700     16,695
    Lincoln National Corp.                                        1,414     95,459

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Financials -- (Continued)
    Loews Corp.                                                  2,000  $ 93,160
    LPL Financial Holdings, Inc.                                 1,776    69,797
    M&T Bank Corp.                                                 388    63,077
    Macatawa Bank Corp.                                          1,032    10,547
    Maiden Holdings, Ltd.                                        1,300    23,075
    MainSource Financial Group, Inc.                               700    23,002
*   Markel Corp.                                                    99    91,575
    MarketAxess Holdings, Inc.                                     444    83,139
    Marsh & McLennan Cos., Inc.                                  1,377    93,664
    MB Financial, Inc.                                             904    40,255
    Mercantile Bank Corp.                                          440    14,212
    Merchants Bancshares, Inc.                                     114     5,814
    Mercury General Corp.                                          740    46,805
    Meridian Bancorp, Inc.                                         806    15,193
    Meta Financial Group, Inc.                                     224    19,678
    MetLife, Inc.                                                2,211   120,301
*   MGIC Investment Corp.                                        3,800    40,470
    MidSouth Bancorp, Inc.                                          72     1,040
    Moelis & Co. Class A                                           197     6,718
#   Moody's Corp.                                                  400    41,468
    Morgan Stanley                                               4,000   169,960
    Morningstar, Inc.                                              400    30,460
    MSCI, Inc.                                                     612    50,643
    Nasdaq, Inc.                                                 1,199    84,577
    National Bank Holdings Corp. Class A                           600    19,500
    National General Holdings Corp.                              1,033    25,298
    National Western Life Group, Inc. Class A                       11     3,225
#*  Nationstar Mortgage Holdings, Inc.                             628    11,392
    Navient Corp.                                                5,134    77,215
    Navigators Group, Inc. (The)                                   400    22,460
    NBT Bancorp, Inc.                                            1,078    43,918
    Nelnet, Inc. Class A                                           700    34,321
    New York Community Bancorp, Inc.                             2,268    34,451
*   NewStar Financial, Inc.                                        868     7,708
*   NMI Holdings, Inc. Class A                                   1,550    16,740
    Northern Trust Corp.                                         1,480   122,781
    Northfield Bancorp, Inc.                                       524     9,458
    Northwest Bancshares, Inc.                                   2,350    40,114
    OceanFirst Financial Corp.                                     176     5,000
    OFG Bancorp                                                  1,147    15,198
    Old National Bancorp.                                        2,280    40,470
    Old Republic International Corp.                             3,200    66,560
    OM Asset Management P.L.C.                                   1,473    20,769
    OneBeacon Insurance Group, Ltd. Class A                        140     2,272
*   OneMain Holdings, Inc.                                       1,724    38,583
    Oritani Financial Corp.                                        742    12,874
    Pacific Continental Corp.                                      357     8,854
*   Pacific Premier Bancorp, Inc.                                  497    19,557
    PacWest Bancorp                                                768    42,547
    Park National Corp.                                            340    37,669
    Peapack Gladstone Financial Corp.                              234     7,068
#   Penns Woods Bancorp, Inc.                                       71     3,280
*   PennyMac Financial Services, Inc. Class A                      635    10,731

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Financials -- (Continued)
#   People's United Financial, Inc.                              1,887  $ 35,381
    Peoples Bancorp, Inc.                                          486    15,090
*   PHH Corp.                                                    1,109    16,169
    Pinnacle Financial Partners, Inc.                              630    42,115
    PNC Financial Services Group, Inc. (The)                     1,900   228,874
    Popular, Inc.                                                1,538    68,333
*   PRA Group, Inc.                                              1,000    39,800
    Preferred Bank                                                 400    22,164
    Primerica, Inc.                                              1,219    91,974
    Principal Financial Group, Inc.                              2,598   148,320
    PrivateBancorp, Inc.                                         1,429    78,109
    ProAssurance Corp.                                             675    36,720
    Progressive Corp. (The)                                      3,460   129,542
    Prosperity Bancshares, Inc.                                  1,062    77,133
    Provident Financial Services, Inc.                           1,200    31,764
    Prudential Financial, Inc.                                   1,200   126,132
    Radian Group, Inc.                                           1,100    20,240
    Raymond James Financial, Inc.                                1,029    77,103
    Regions Financial Corp.                                      7,696   110,899
    Reinsurance Group of America, Inc.                             370    46,424
    RenaissanceRe Holdings, Ltd.                                   419    57,118
    Renasant Corp.                                                 805    32,039
    Republic Bancorp, Inc. Class A                                 500    17,325
    RLI Corp.                                                      620    36,840
    S&P Global, Inc.                                               500    60,090
    S&T Bancorp, Inc.                                              700    26,334
    Safety Insurance Group, Inc.                                   300    21,510
    Sandy Spring Bancorp, Inc.                                     600    24,582
*   Santander Consumer USA Holdings, Inc.                        3,760    49,707
*   Seacoast Banking Corp. of Florida                              520    11,326
    SEI Investments Co.                                            664    32,211
#   Selective Insurance Group, Inc.                              1,010    42,117
    ServisFirst Bancshares, Inc.                                   516    20,661
*   Signature Bank                                                 442    69,624
    Simmons First National Corp. Class A                           300    18,045
*   SLM Corp.                                                    6,827    81,105
    South State Corp.                                              300    26,820
    Southside Bancshares, Inc.                                     148     5,056
    State Auto Financial Corp.                                     700    17,682
    State Bank Financial Corp.                                     562    14,859
    State Street Corp.                                           1,094    83,363
    Sterling Bancorp                                             1,193    28,453
#   Stewart Information Services Corp.                             400    17,472
*   Stifel Financial Corp.                                         975    49,072
    Stock Yards Bancorp, Inc.                                      450    20,160
    Stonegate Bank                                                 313    14,245
    Suffolk Bancorp                                                200     8,284
#   Sun Bancorp, Inc.                                              600    15,000
    SunTrust Banks, Inc.                                         1,772   100,685
*   SVB Financial Group                                            400    68,892
    Synchrony Financial                                          5,569   199,482
    Synovus Financial Corp.                                      1,727    71,981
    T Rowe Price Group, Inc.                                     1,953   131,710

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ -----------
Financials -- (Continued)
    TCF Financial Corp.                                           2,700 $    46,845
    TD Ameritrade Holding Corp.                                   1,185      54,688
*   Texas Capital Bancshares, Inc.                                  498      41,085
    TFS Financial Corp.                                           1,798      31,447
    Tompkins Financial Corp.                                        305      27,618
    Torchmark Corp.                                                 908      66,774
    Towne Bank                                                      721      23,216
    Travelers Cos., Inc. (The)                                    2,608     307,170
    Trico Bancshares                                                166       6,120
*   TriState Capital Holdings, Inc.                                 689      15,296
    TrustCo Bank Corp. NY                                         2,597      21,815
    Trustmark Corp.                                               1,251      42,059
    U.S. Bancorp.                                                 8,200     431,730
    UMB Financial Corp.                                             600      46,284
    Umpqua Holdings Corp.                                         3,092      56,615
    Union Bankshares Corp.                                        1,129      41,502
    Union Bankshares, Inc.                                           64       2,656
#   United Bankshares, Inc.                                         820      36,736
    United Community Banks, Inc.                                    637      17,919
    United Financial Bancorp, Inc.                                1,084      19,566
    United Fire Group, Inc.                                         450      21,240
    Universal Insurance Holdings, Inc.                            1,300      33,995
    Univest Corp. of Pennsylvania                                   423      11,907
    Unum Group                                                    1,831      83,182
    Validus Holdings, Ltd.                                        1,219      69,483
    Valley National Bancorp                                       3,339      40,435
    Voya Financial, Inc.                                            600      24,132
#   Waddell & Reed Financial, Inc. Class A                          652      11,769
*   Walker & Dunlop, Inc.                                           600      18,846
    Washington Federal, Inc.                                      1,280      42,048
    Washington Trust Bancorp, Inc.                                  217      11,826
    Waterstone Financial, Inc.                                      597      10,806
    Webster Financial Corp.                                       1,325      69,589
    Wells Fargo & Co.                                            25,566   1,440,133
    WesBanco, Inc.                                                  723      30,004
#   Westamerica Bancorporation                                      530      30,077
*   Western Alliance Bancorp                                      1,457      71,947
#   Western New England Bancorp, Inc.                               215       2,086
    Westwood Holdings Group, Inc.                                   267      14,931
    White Mountains Insurance Group, Ltd.                           100      90,976
    Willis Towers Watson P.L.C.                                     764      95,599
    Wintrust Financial Corp.                                        671      48,044
#   WisdomTree Investments, Inc.                                    936       9,641
    WR Berkley Corp.                                              1,300      87,373
    WSFS Financial Corp.                                            400      18,120
    XL Group, Ltd.                                                1,823      68,490
    Yadkin Financial Corp.                                          522      16,704
    Zions Bancorporation                                          1,894      79,908
                                                                        -----------
Total Financials                                                         20,835,372
                                                                        -----------
Industrials -- (15.4%)
    3M Co.                                                        1,300     227,266
    AAON, Inc.                                                      740      25,123

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Industrials -- (Continued)
    AAR Corp.                                                      800  $ 25,592
    ABM Industries, Inc.                                           800    32,312
*   ACCO Brands Corp.                                            1,859    23,702
    Actuant Corp. Class A                                          579    15,141
    Acuity Brands, Inc.                                            145    30,048
#   Advanced Drainage Systems, Inc.                                748    18,027
*   Advisory Board Co. (The)                                       500    22,750
*   AECOM                                                        2,099    77,516
*   Aegion Corp.                                                   700    16,282
*   Aerojet Rocketdyne Holdings, Inc.                            1,200    21,732
*   Aerovironment, Inc.                                            400    10,476
    AGCO Corp.                                                   1,100    69,080
    Air Lease Corp.                                              1,800    65,484
*   Air Transport Services Group, Inc.                             589     9,501
#   Aircastle, Ltd.                                                872    19,446
    Alamo Group, Inc.                                              200    15,126
    Alaska Air Group, Inc.                                       2,200   206,404
    Albany International Corp. Class A                             486    23,061
    Allegiant Travel Co.                                           200    34,400
    Allegion P.L.C.                                                469    30,799
    Allison Transmission Holdings, Inc.                          1,241    43,410
    Altra Industrial Motion Corp.                                  800    29,840
    AMERCO                                                         151    56,877
    American Airlines Group, Inc.                                1,620    71,685
#   American Railcar Industries, Inc.                              600    26,724
*   American Woodmark Corp.                                        490    34,888
    AMETEK, Inc.                                                 1,631    83,344
    AO Smith Corp.                                                 692    33,735
#   Apogee Enterprises, Inc.                                       600    34,248
    Applied Industrial Technologies, Inc.                          900    54,405
    ArcBest Corp.                                                  600    18,960
    Arconic, Inc.                                                  800    18,232
    Argan, Inc.                                                    429    31,639
*   Armstrong Flooring, Inc.                                       464     9,758
#*  Armstrong World Industries, Inc.                               549    21,933
    Astec Industries, Inc.                                         500    34,990
*   Astronics Corp.                                                553    18,144
#*  Astronics Corp. Class B                                         33     1,085
*   Atlas Air Worldwide Holdings, Inc.                             450    23,737
*   Avis Budget Group, Inc.                                      1,155    42,989
    AZZ, Inc.                                                      600    35,730
    B/E Aerospace, Inc.                                            555    34,116
*   Babcock & Wilcox Enterprises, Inc.                             600     9,984
    Barnes Group, Inc.                                             920    44,280
    Barrett Business Services, Inc.                                222    13,344
*   Beacon Roofing Supply, Inc.                                    828    36,242
*   BMC Stock Holdings, Inc.                                       664    12,417
    Boeing Co. (The)                                             1,200   196,104
    Brady Corp. Class A                                            700    25,445
    Briggs & Stratton Corp.                                        600    12,996
    Brink's Co. (The)                                              997    44,366
*   Builders FirstSource, Inc.                                   1,800    19,368
    BWX Technologies, Inc.                                       1,200    49,788

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Industrials -- (Continued)
*   CAI International, Inc.                                        600  $  9,684
    Carlisle Cos., Inc.                                            500    54,555
*   Casella Waste Systems, Inc. Class A                            700     8,092
    Caterpillar, Inc.                                            2,639   252,447
*   CBIZ, Inc.                                                   1,100    14,410
    CEB, Inc.                                                      400    30,580
    CECO Environmental Corp.                                       396     5,196
#   CH Robinson Worldwide, Inc.                                    500    38,030
    Chicago Bridge & Iron Co. NV                                 1,224    40,649
    Cintas Corp.                                                   400    46,444
    CIRCOR International, Inc.                                     300    18,684
    CLARCOR, Inc.                                                  700    57,967
*   Clean Harbors, Inc.                                            624    34,632
*   Colfax Corp.                                                 1,202    46,878
    Columbus McKinnon Corp.                                        500    13,745
    Comfort Systems USA, Inc.                                      600    20,310
*   Continental Building Products, Inc.                            700    16,275
    Copa Holdings SA Class A                                       293    28,565
#*  Copart, Inc.                                                   911    51,690
#   Covanta Holding Corp.                                        2,083    33,536
*   Covenant Transportation Group, Inc. Class A                    115     2,476
    CRA International, Inc.                                        300     9,969
    Crane Co.                                                      900    64,836
*   CSW Industrials, Inc.                                          395    14,437
    CSX Corp.                                                    5,500   255,145
    Cubic Corp.                                                    600    28,530
    Cummins, Inc.                                                  708   104,083
    Curtiss-Wright Corp.                                         1,000    98,060
    Deere & Co.                                                    990   105,979
    Delta Air Lines, Inc.                                        4,662   220,233
    Deluxe Corp.                                                   880    64,108
#*  DigitalGlobe, Inc.                                           1,670    46,843
    Donaldson Co., Inc.                                            800    33,800
    Douglas Dynamics, Inc.                                         619    20,922
    Dover Corp.                                                  1,331   103,485
*   Ducommun, Inc.                                                 430    12,741
    Dun & Bradstreet Corp. (The)                                   424    51,991
*   DXP Enterprises, Inc.                                          200     7,564
#*  Dycom Industries, Inc.                                         700    56,462
    Eastern Co. (The)                                              142     2,812
    Eaton Corp. P.L.C.                                           1,633   115,584
#*  Echo Global Logistics, Inc.                                    400     9,500
    EMCOR Group, Inc.                                            1,300    90,597
    Emerson Electric Co.                                         1,715   100,602
    Encore Wire Corp.                                              400    16,900
    EnerSys                                                        845    65,868
*   Engility Holdings, Inc.                                        679    19,915
    Ennis, Inc.                                                    600    10,140
    EnPro Industries, Inc.                                         400    27,164
    Equifax, Inc.                                                  500    58,640
    ESCO Technologies, Inc.                                        400    23,280
#*  Esterline Technologies Corp.                                   400    34,260
    Expeditors International of Washington, Inc.                   700    36,456

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Industrials -- (Continued)
    Exponent, Inc.                                                 289  $ 16,776
#   Fastenal Co.                                                   600    29,808
    Federal Signal Corp.                                           800    12,432
    FedEx Corp.                                                  1,147   216,909
#   Flowserve Corp.                                                901    44,293
    Fluor Corp.                                                  1,040    57,720
    Fortune Brands Home & Security, Inc.                           945    52,098
    Forward Air Corp.                                              500    24,095
    Franklin Electric Co., Inc.                                    719    29,012
*   FTI Consulting, Inc.                                           920    38,769
    G&K Services, Inc. Class A                                     500    48,030
    GATX Corp.                                                   1,007    58,225
*   Generac Holdings, Inc.                                         793    31,926
    General Cable Corp.                                          1,000    20,300
    General Dynamics Corp.                                         723   130,921
#*  Genesee & Wyoming, Inc. Class A                                800    60,288
*   Gibraltar Industries, Inc.                                     800    35,120
    Global Brass & Copper Holdings, Inc.                           441    14,619
    Gorman-Rupp Co. (The)                                          625    20,288
*   GP Strategies Corp.                                            600    15,420
    Graco, Inc.                                                    600    53,754
    Granite Construction, Inc.                                     700    39,291
*   Great Lakes Dredge & Dock Corp.                              1,000     5,200
    Greenbrier Cos., Inc. (The)                                    700    30,625
    Griffon Corp.                                                1,100    27,995
    H&E Equipment Services, Inc.                                   375     9,698
#*  Hawaiian Holdings, Inc.                                      1,100    56,045
*   HD Supply Holdings, Inc.                                       815    34,474
    Healthcare Services Group, Inc.                                400    15,900
#   Heartland Express, Inc.                                      1,500    30,900
    HEICO Corp.                                                    418    32,165
    HEICO Corp. Class A                                            471    31,227
    Heidrick & Struggles International, Inc.                       400     8,940
*   Herc Holdings, Inc.                                            597    29,653
*   Heritage-Crystal Clean, Inc.                                    99     1,480
    Herman Miller, Inc.                                            900    28,080
*   Hertz Global Holdings, Inc.                                    404     8,472
    Hexcel Corp.                                                 1,373    70,504
*   Hill International, Inc.                                       900     4,860
    Hillenbrand, Inc.                                            1,103    40,315
    HNI Corp.                                                      649    32,716
    Honeywell International, Inc.                                1,737   205,522
*   Hub Group, Inc. Class A                                        700    31,045
    Hubbell, Inc.                                                  764    93,269
*   Hudson Technologies, Inc.                                    1,343     9,750
    Huntington Ingalls Industries, Inc.                            318    61,679
*   Huron Consulting Group, Inc.                                   413    18,709
    Hyster-Yale Materials Handling, Inc.                           300    18,456
*   ICF International, Inc.                                        350    18,200
    IDEX Corp.                                                     432    38,949
    Illinois Tool Works, Inc.                                      800   101,760
    Ingersoll-Rand P.L.C.                                        1,860   147,591
*   InnerWorkings, Inc.                                            640     6,150

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Industrials -- (Continued)
    Insperity, Inc.                                                400  $ 28,600
    Insteel Industries, Inc.                                       400    14,816
    Interface, Inc.                                              1,285    23,387
    ITT, Inc.                                                    1,500    61,305
*   Jacobs Engineering Group, Inc.                                 800    46,840
#   JB Hunt Transport Services, Inc.                               691    68,464
*   JetBlue Airways Corp.                                        4,746    93,069
    John Bean Technologies Corp.                                   300    25,905
    Johnson Controls International P.L.C.                        1,864    81,979
    Joy Global, Inc.                                               300     8,436
    Kadant, Inc.                                                   234    14,414
    Kaman Corp.                                                    600    30,318
    Kansas City Southern                                         1,000    85,910
    KAR Auction Services, Inc.                                   1,819    82,855
    KBR, Inc.                                                      403     6,855
    Kelly Services, Inc. Class A                                   632    14,150
    Kennametal, Inc.                                               610    21,801
*   KEYW Holding Corp. (The)                                     1,151    11,522
    Kforce, Inc.                                                   856    19,688
    Kimball International, Inc. Class B                            858    14,354
#*  Kirby Corp.                                                  1,000    64,450
*   KLX, Inc.                                                      799    39,143
#   Knight Transportation, Inc.                                  2,000    66,800
    Knoll, Inc.                                                    628    16,397
    Korn/Ferry International                                       806    23,414
*   Kratos Defense & Security Solutions, Inc.                    1,538    12,673
    L3 Technologies, Inc.                                          400    63,476
    Landstar System, Inc.                                          400    33,840
*   Lawson Products, Inc.                                          185     4,782
    Lennox International, Inc.                                     260    40,771
    Lincoln Electric Holdings, Inc.                                611    50,939
    Lindsay Corp.                                                  100     7,534
    Lockheed Martin Corp.                                          482   121,141
*   Lydall, Inc.                                                   400    24,400
    Macquarie Infrastructure Corp.                                 369    27,671
#*  Manitowoc Co., Inc. (The)                                    2,048    13,988
*   Manitowoc Foodservice, Inc.                                  1,448    27,773
    ManpowerGroup, Inc.                                            888    84,768
    Marten Transport, Ltd.                                         900    20,565
    Masco Corp.                                                    985    32,456
*   Masonite International Corp.                                   203    13,520
*   MasTec, Inc.                                                 1,477    55,018
*   Mastech Digital, Inc.                                           55       370
    Matson, Inc.                                                 1,017    36,266
    Matthews International Corp. Class A                           500    33,725
    McGrath RentCorp                                               700    26,796
*   Mercury Systems, Inc.                                          605    20,401
*   Meritor, Inc.                                                  830    11,977
#*  Middleby Corp. (The)                                           200    26,836
    Miller Industries, Inc.                                        300     7,950
*   Mistras Group, Inc.                                             69     1,593
    Mobile Mini, Inc.                                              781    25,422
*   Moog, Inc. Class A                                             700    46,109

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Industrials -- (Continued)
*   MRC Global, Inc.                                               900  $ 18,495
    MSA Safety, Inc.                                               567    40,455
    MSC Industrial Direct Co., Inc. Class A                        689    70,381
    Mueller Industries, Inc.                                     1,118    45,011
    Mueller Water Products, Inc. Class A                         3,445    46,370
    Multi-Color Corp.                                              432    33,350
*   MYR Group, Inc.                                                619    23,813
*   Navigant Consulting, Inc.                                    1,100    27,170
*   NCI Building Systems, Inc.                                   1,506    24,096
    Nielsen Holdings P.L.C.                                      1,864    76,256
    NN, Inc.                                                       277     5,360
    Nordson Corp.                                                  404    45,866
    Norfolk Southern Corp.                                       1,661   195,101
    Northrop Grumman Corp.                                         420    96,214
*   NOW, Inc.                                                    1,167    24,810
*   Old Dominion Freight Line, Inc.                              1,019    89,957
    Omega Flex, Inc.                                               169     8,016
*   On Assignment, Inc.                                          1,100    49,808
    Orbital ATK, Inc.                                              448    38,954
    Oshkosh Corp.                                                1,336    93,026
    Owens Corning                                                1,356    74,919
    PACCAR, Inc.                                                 1,630   109,715
*   PAM Transportation Services, Inc.                              144     3,357
    Park-Ohio Holdings Corp.                                       200     8,970
    Parker-Hannifin Corp.                                          718   105,639
*   Patrick Industries, Inc.                                       325    26,569
    Pentair P.L.C.                                               1,255    73,581
*   PGT Innovations, Inc.                                          957    11,006
    Pitney Bowes, Inc.                                           1,237    19,693
*   Ply Gem Holdings, Inc.                                         169     2,729
    Powell Industries, Inc.                                        300    11,544
    Preformed Line Products Co.                                    191    10,429
    Primoris Services Corp.                                      1,216    30,181
*   Proto Labs, Inc.                                               146     7,665
    Quad/Graphics, Inc.                                            200     5,238
    Quanex Building Products Corp.                               1,000    19,750
*   Quanta Services, Inc.                                        1,800    64,602
    Raven Industries, Inc.                                         600    15,030
    Raytheon Co.                                                   800   115,328
*   RBC Bearings, Inc.                                             300    27,789
    RCM Technologies, Inc.                                         400     2,404
    Regal Beloit Corp.                                             637    46,246
    Republic Services, Inc.                                      2,418   138,745
    Resources Connection, Inc.                                     699    11,673
*   Rexnord Corp.                                                1,378    30,440
    Robert Half International, Inc.                                946    44,519
    Rockwell Automation, Inc.                                      500    73,995
    Rockwell Collins, Inc.                                         500    45,380
#   Rollins, Inc.                                                  790    27,855
    Roper Technologies, Inc.                                       300    57,555
*   RPX Corp.                                                      330     3,584
*   Rush Enterprises, Inc. Class A                                 750    24,562
    Ryder System, Inc.                                           1,300   100,880

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Industrials -- (Continued)
*   Saia, Inc.                                                     450  $ 21,622
*   Sensata Technologies Holding NV                              1,289    54,074
    Simpson Manufacturing Co., Inc.                                700    30,464
    SkyWest, Inc.                                                  900    31,860
    Snap-on, Inc.                                                  500    90,765
    Southwest Airlines Co.                                       4,289   224,358
*   SP Plus Corp.                                                  500    13,850
    Spirit Aerosystems Holdings, Inc. Class A                    1,192    71,580
*   Spirit Airlines, Inc.                                          800    43,232
*   SPX Corp.                                                      546    13,623
*   SPX FLOW, Inc.                                                 298    10,397
    Standex International Corp.                                    300    26,160
    Stanley Black & Decker, Inc.                                   688    85,312
    Steelcase, Inc. Class A                                      1,700    28,560
#*  Stericycle, Inc.                                               300    23,142
    Sun Hydraulics Corp.                                           462    18,101
#*  Swift Transportation Co.                                     1,700    38,811
#*  Team, Inc.                                                     500    16,800
*   Teledyne Technologies, Inc.                                    600    73,722
    Tennant Co.                                                    300    20,775
    Terex Corp.                                                  1,300    41,340
    Tetra Tech, Inc.                                             1,000    43,700
    Textron, Inc.                                                2,314   109,614
*   Thermon Group Holdings, Inc.                                   500    10,380
    Timken Co. (The)                                             1,100    48,840
    Titan International, Inc.                                    1,177    15,642
    Toro Co. (The)                                                 800    47,144
#   TransDigm Group, Inc.                                          145    31,378
*   Trex Co., Inc.                                                 444    30,072
*   TriMas Corp.                                                   456     9,713
*   TriNet Group, Inc.                                           1,124    28,583
    Trinity Industries, Inc.                                     3,800   104,652
    Triton International, Ltd.                                     900    21,906
*   TrueBlue, Inc.                                                 575    14,231
*   Tutor Perini Corp.                                             700    20,860
    UniFirst Corp.                                                 240    30,696
    Union Pacific Corp.                                          3,432   365,783
*   United Continental Holdings, Inc.                            2,770   195,202
    United Parcel Service, Inc. Class B                          1,300   141,869
*   United Rentals, Inc.                                         1,025   129,673
    United Technologies Corp.                                    4,049   444,054
*   Univar, Inc.                                                   886    26,421
    Universal Forest Products, Inc.                                400    40,684
    Universal Logistics Holdings, Inc.                             325     4,696
#   US Ecology, Inc.                                               400    20,500
#*  USG Corp.                                                    1,543    47,200
    Valmont Industries, Inc.                                       415    59,760
*   Vectrus, Inc.                                                  240     5,410
*   Verisk Analytics, Inc.                                         650    53,716
*   Veritiv Corp.                                                  273    15,302
    Viad Corp.                                                     600    26,310
*   Virco Manufacturing Corp.                                      285     1,254
#   Wabash National Corp.                                        1,350    23,827

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ -----------
Industrials -- (Continued)
*   WABCO Holdings, Inc.                                            200 $    21,806
#   Wabtec Corp.                                                    600      51,984
    Waste Management, Inc.                                        1,386      96,327
    Watsco, Inc.                                                    210      32,075
    Watts Water Technologies, Inc. Class A                          269      17,754
#   Werner Enterprises, Inc.                                      1,700      47,770
*   Wesco Aircraft Holdings, Inc.                                   781      11,832
*   WESCO International, Inc.                                       649      45,884
    West Corp.                                                    1,008      24,464
    Woodward, Inc.                                                1,000      69,640
#   WW Grainger, Inc.                                               382      96,482
*   XPO Logistics, Inc.                                           1,538      68,810
    Xylem, Inc.                                                   1,201      59,221
#*  YRC Worldwide, Inc.                                             640       9,555
                                                                        -----------
Total Industrials                                                        15,323,182
                                                                        -----------
Information Technology -- (19.7%)
#*  3D Systems Corp.                                                300       4,947
    Accenture P.L.C. Class A                                        633      72,080
*   ACI Worldwide, Inc.                                           1,826      35,424
    Activision Blizzard, Inc.                                     1,673      67,271
*   Actua Corp.                                                     900      12,870
*   Acxiom Corp.                                                  1,000      26,100
*   Adobe Systems, Inc.                                             473      53,629
    ADTRAN, Inc.                                                    600      13,140
*   Advanced Energy Industries, Inc.                                676      39,776
#*  Advanced Micro Devices, Inc.                                  3,158      32,748
*   Akamai Technologies, Inc.                                     1,295      88,824
    Alliance Data Systems Corp.                                     130      29,689
*   Alphabet, Inc. Class A                                          619     507,698
*   Alphabet, Inc. Class C                                          648     516,320
    Amdocs, Ltd.                                                  1,200      70,452
*   Amkor Technology, Inc.                                        4,400      41,404
    Amphenol Corp. Class A                                          800      53,992
    Analog Devices, Inc.                                            543      40,692
*   Angie's List, Inc.                                            1,372       8,602
*   Anixter International, Inc.                                     536      45,828
*   ANSYS, Inc.                                                     500      46,630
    Apple, Inc.                                                  19,974   2,423,845
    Applied Materials, Inc.                                       4,132     141,521
*   Applied Optoelectronics, Inc.                                   396      12,181
*   Arista Networks, Inc.                                           275      25,850
*   ARRIS International P.L.C.                                    2,164      61,847
*   Arrow Electronics, Inc.                                       1,226      90,136
*   Aspen Technology, Inc.                                          802      42,594
*   Autodesk, Inc.                                                  300      24,402
    Automatic Data Processing, Inc.                               1,000     100,990
*   Avid Technology, Inc.                                            62         332
    Avnet, Inc.                                                   1,303      60,511
    AVX Corp.                                                     2,100      34,020
*   Axcelis Technologies, Inc.                                      651       9,895
*   AXT, Inc.                                                       300       1,725
    Badger Meter, Inc.                                              600      23,130

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Information Technology -- (Continued)
*   Barracuda Networks, Inc.                                        912 $ 21,423
*   Bazaarvoice, Inc.                                             2,331   10,956
    Belden, Inc.                                                    545   41,676
*   Benchmark Electronics, Inc.                                     868   26,561
#*  Black Knight Financial Services, Inc. Class A                   323   11,773
#   Blackbaud, Inc.                                                 200   13,122
#*  Blackhawk Network Holdings, Inc.                                850   30,345
*   Blucora, Inc.                                                 1,000   15,100
    Booz Allen Hamilton Holding Corp.                             1,250   42,275
*   Bottomline Technologies de, Inc.                                261    6,713
    Broadcom, Ltd.                                                  753  150,223
    Broadridge Financial Solutions, Inc.                            584   38,854
    Brocade Communications Systems, Inc.                          5,772   71,977
    Brooks Automation, Inc.                                       1,100   19,162
    CA, Inc.                                                      3,227  100,908
    Cabot Microelectronics Corp.                                    300   20,253
*   CACI International, Inc. Class A                                606   74,417
*   Cadence Design Systems, Inc.                                    991   25,796
*   CalAmp Corp.                                                    500    7,510
*   Calix, Inc.                                                     993    7,150
*   Carbonite, Inc.                                                 716   12,351
*   Cardtronics P.L.C. Class A                                      982   53,598
    Cass Information Systems, Inc.                                  212   13,943
*   Cavium, Inc.                                                    147    9,733
    CDK Global, Inc.                                                333   20,829
    CDW Corp.                                                     1,079   55,579
*   Ceva, Inc.                                                       95    3,358
*   Ciena Corp.                                                   1,691   41,159
#*  Cimpress NV                                                     319   26,920
*   Cirrus Logic, Inc.                                              874   52,720
    Cisco Systems, Inc.                                          27,393  841,513
*   Citrix Systems, Inc.                                            400   36,476
    Cognex Corp.                                                    667   45,063
*   Cognizant Technology Solutions Corp. Class A                  1,582   83,197
*   Coherent, Inc.                                                  424   66,878
    Cohu, Inc.                                                      600    7,920
*   CommerceHub, Inc. Series A                                       95    1,396
*   CommerceHub, Inc. Series C                                      190    2,770
*   CommScope Holding Co., Inc.                                     947   35,816
    Computer Sciences Corp.                                       1,195   74,329
*   Conduent, Inc.                                                1,489   22,275
    Convergys Corp.                                               1,717   42,616
*   CoreLogic, Inc.                                               1,279   45,110
    Corning, Inc.                                                 2,565   67,947
#*  CoStar Group, Inc.                                              200   40,420
*   Covisint Corp.                                                  553    1,078
*   Cray, Inc.                                                      624   10,702
*   Cree, Inc.                                                      861   23,746
    CSG Systems International, Inc.                                 860   41,624
    CSRA, Inc.                                                    1,000   31,020
    CTS Corp.                                                       549   11,804
*   CyberOptics Corp.                                               300   10,800
#   Cypress Semiconductor Corp.                                   4,763   56,203

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Information Technology -- (Continued)
    Daktronics, Inc.                                               587  $  5,964
*   Dell Technologies, Inc. Class V                                998    62,864
#   Diebold Nixdorf, Inc.                                          400    10,880
*   Digi International, Inc.                                       900    11,745
    Dolby Laboratories, Inc. Class A                               766    36,699
*   DSP Group, Inc.                                                600     6,510
    DST Systems, Inc.                                              620    71,393
    EarthLink Holdings Corp.                                     1,700    10,897
*   Eastman Kodak Co.                                              804    10,774
*   eBay, Inc.                                                   2,384    75,883
#   Ebix, Inc.                                                     762    42,291
*   EchoStar Corp. Class A                                         625    31,831
*   Electronic Arts, Inc.                                          800    66,744
*   Electronics for Imaging, Inc.                                  416    18,695
*   Entegris, Inc.                                               3,153    59,119
*   Envestnet, Inc.                                                195     7,371
*   EPAM Systems, Inc.                                             278    17,892
*   ePlus, Inc.                                                    109    12,213
*   Euronet Worldwide, Inc.                                        658    47,060
*   Exar Corp.                                                   1,140    11,685
*   ExlService Holdings, Inc.                                      500    22,975
*   F5 Networks, Inc.                                              300    40,209
*   Fabrinet                                                       700    29,491
*   Facebook, Inc. Class A                                       2,715   353,819
    Fair Isaac Corp.                                               200    24,660
*   FARO Technologies, Inc.                                        413    15,322
    Fidelity National Information Services, Inc.                 1,249    99,196
*   Finisar Corp.                                                1,669    49,352
#*  First Solar, Inc.                                            1,039    32,406
*   Fiserv, Inc.                                                   619    66,499
*   FleetCor Technologies, Inc.                                    621    91,591
*   Flex, Ltd.                                                   5,548    86,937
    FLIR Systems, Inc.                                           1,911    67,516
*   FormFactor, Inc.                                               744     9,263
    Forrester Research, Inc.                                       335    13,668
*   Fortinet, Inc.                                                 343    11,408
*   Frequency Electronics, Inc.                                    300     3,324
*   Gartner, Inc.                                                  300    29,808
*   Genpact, Ltd.                                                  745    18,387
    Global Payments, Inc.                                          550    42,504
*   Globant SA                                                     304    10,078
#*  GoDaddy, Inc. Class A                                          330    11,791
*   GrubHub, Inc.                                                  472    19,612
*   GTT Communications, Inc.                                       590    16,668
*   Guidewire Software, Inc.                                       209    10,937
    Hackett Group, Inc. (The)                                      700    11,375
#*  Harmonic, Inc.                                               2,474    13,112
    Harris Corp.                                                   939    96,445
    Hewlett Packard Enterprise Co.                               8,167   185,228
    HP, Inc.                                                     3,401    51,185
*   IAC/InterActiveCorp                                            494    33,992
*   II-VI, Inc.                                                  1,177    42,960
*   Innodata, Inc.                                                 200       460

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Information Technology -- (Continued)
*   Insight Enterprises, Inc.                                       900 $   33,417
*   Integrated Device Technology, Inc.                            1,200     30,228
    Intel Corp.                                                  31,205  1,148,968
    InterDigital, Inc.                                              694     64,820
    International Business Machines Corp.                         2,000    349,040
    Intersil Corp. Class A                                        1,600     35,888
    Intuit, Inc.                                                    400     47,432
#*  IPG Photonics Corp.                                             803     92,337
*   Itron, Inc.                                                     400     24,680
*   Ixia                                                          1,573     30,595
#   j2 Global, Inc.                                                 850     71,238
    Jabil Circuit, Inc.                                           3,412     81,820
    Jack Henry & Associates, Inc.                                   276     24,779
    Juniper Networks, Inc.                                        1,989     53,265
*   Kemet Corp.                                                   1,851     12,846
*   Keysight Technologies, Inc.                                   1,334     49,451
*   Kimball Electronics, Inc.                                       500      8,550
    KLA-Tencor Corp.                                                700     59,577
*   Knowles Corp.                                                 1,106     19,930
*   Kulicke & Soffa Industries, Inc.                              1,300     22,854
    Lam Research Corp.                                            1,187    136,339
*   Lattice Semiconductor Corp.                                   1,200      8,628
    Leidos Holdings, Inc.                                         1,278     61,753
    Linear Technology Corp.                                         740     46,716
*   Lionbridge Technologies, Inc.                                   322      1,842
    Littelfuse, Inc.                                                304     47,944
    LogMeIn, Inc.                                                   116     12,540
*   Lumentum Holdings, Inc.                                         667     25,313
#*  MACOM Technology Solutions Holdings, Inc.                       259     12,315
*   Manhattan Associates, Inc.                                      880     45,109
    ManTech International Corp. Class A                             600     23,364
    Marvell Technology Group, Ltd.                                4,348     64,655
    Mastercard, Inc. Class A                                      2,000    212,660
    Maxim Integrated Products, Inc.                                 578     25,709
    MAXIMUS, Inc.                                                 1,000     55,140
*   MaxLinear, Inc. Class A                                         700     17,906
    Mentor Graphics Corp.                                         1,956     72,196
    Methode Electronics, Inc.                                       707     29,729
    Microchip Technology, Inc.                                      600     40,410
*   Micron Technology, Inc.                                       7,655    184,562
*   Microsemi Corp.                                               1,606     85,359
    Microsoft Corp.                                              19,677  1,272,118
*   MicroStrategy, Inc. Class A                                      80     16,104
    MKS Instruments, Inc.                                           900     59,310
*   MoneyGram International, Inc.                                 1,107     14,059
    Monolithic Power Systems, Inc.                                  300     26,172
    Monotype Imaging Holdings, Inc.                                 300      6,570
    Motorola Solutions, Inc.                                        498     40,194
    MTS Systems Corp.                                               300     17,430
*   Nanometrics, Inc.                                               564     14,500
*   Napco Security Technologies, Inc.                               600      5,760
#   National Instruments Corp.                                    1,367     42,951
*   NCR Corp.                                                     1,798     77,350

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Information Technology -- (Continued)
*   NeoPhotonics Corp.                                             221  $  2,420
    NetApp, Inc.                                                 2,261    86,642
#*  NETGEAR, Inc.                                                  825    46,942
#*  Netscout Systems, Inc.                                         917    30,536
*   NeuStar, Inc. Class A                                          700    23,240
    NIC, Inc.                                                      700    16,870
*   Nuance Communications, Inc.                                  2,974    47,168
    NVIDIA Corp.                                                 2,765   301,883
*   Oclaro, Inc.                                                   500     4,905
*   ON Semiconductor Corp.                                       6,131    81,665
    Oracle Corp.                                                 8,569   343,703
    Park Electrochemical Corp.                                     667    12,226
#   Paychex, Inc.                                                  900    54,261
#*  Paycom Software, Inc.                                          315    14,566
*   PayPal Holdings, Inc.                                        1,900    75,582
    PC Connection, Inc.                                            590    16,095
*   PCM, Inc.                                                      400     8,980
*   PDF Solutions, Inc.                                            800    18,008
    Pegasystems, Inc.                                              944    36,627
*   Perficient, Inc.                                               700    12,411
*   Photronics, Inc.                                             1,100    12,650
    Plantronics, Inc.                                              600    33,948
*   Plexus Corp.                                                   700    38,010
    Power Integrations, Inc.                                       228    16,188
    Progress Software Corp.                                        600    16,812
*   PTC, Inc.                                                      400    21,028
#*  Qorvo, Inc.                                                    869    55,798
    QUALCOMM, Inc.                                               7,467   398,962
*   Qualys, Inc.                                                   360    12,924
*   Rambus, Inc.                                                 1,189    15,433
*   Red Hat, Inc.                                                  628    47,653
    Reis, Inc.                                                     200     4,000
*   Rogers Corp.                                                   400    31,980
*   Rudolph Technologies, Inc.                                   1,000    22,950
    Sabre Corp.                                                    500    12,250
*   salesforce.com, Inc.                                           300    23,730
*   Sanmina Corp.                                                1,100    42,845
*   ScanSource, Inc.                                               400    15,820
    Science Applications International Corp.                       827    67,334
    Seagate Technology P.L.C.                                    1,020    46,053
*   Semtech Corp.                                                  700    23,065
*   ServiceSource International, Inc.                               89       472
*   ShoreTel, Inc.                                               1,500    10,425
*   Shutterstock, Inc.                                             200    10,760
*   Silicon Laboratories, Inc.                                     400    26,080
*   Silver Spring Networks, Inc.                                   854    10,914
    Skyworks Solutions, Inc.                                     1,582   145,133
#*  Splunk, Inc.                                                   300    17,358
#   SS&C Technologies Holdings, Inc.                             1,129    36,275
*   Stamps.com, Inc.                                               100    12,155
*   StarTek, Inc.                                                  300     2,598
#*  SunPower Corp.                                               1,332     8,844
*   Super Micro Computer, Inc.                                     419    11,083

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Information Technology -- (Continued)
*   Sykes Enterprises, Inc.                                      1,080  $ 30,164
    Symantec Corp.                                               3,969   109,346
*   Synaptics, Inc.                                                401    22,608
*   Synchronoss Technologies, Inc.                                 431    16,602
    SYNNEX Corp.                                                   700    84,126
*   Synopsys, Inc.                                                 877    55,155
#   Syntel, Inc.                                                   600    12,636
#*  Take-Two Interactive Software, Inc.                            601    32,244
    TE Connectivity, Ltd.                                        1,929   143,421
*   Tech Data Corp.                                                800    68,448
    TeleTech Holdings, Inc.                                      1,009    29,866
#*  Teradata Corp.                                               1,635    48,004
    Teradyne, Inc.                                               2,728    77,421
    Tessco Technologies, Inc.                                      150     2,130
    Tessera Holding Corp.                                        1,053    47,596
    Texas Instruments, Inc.                                      2,281   172,307
*   TiVo Corp.                                                   1,047    19,788
    Total System Services, Inc.                                  1,312    66,492
    Travelport Worldwide, Ltd.                                     861    12,364
*   Trimble, Inc.                                                1,400    41,468
*   TTM Technologies, Inc.                                       1,827    27,094
*   Tyler Technologies, Inc.                                        69    10,075
*   Ubiquiti Networks, Inc.                                        700    43,680
*   Ultimate Software Group, Inc. (The)                            100    19,366
*   Ultratech, Inc.                                                600    15,552
*   Vantiv, Inc. Class A                                         1,067    66,410
#*  Veeco Instruments, Inc.                                        700    18,025
*   VeriFone Systems, Inc.                                         800    14,536
*   Verint Systems, Inc.                                           500    18,675
#*  VeriSign, Inc.                                                 300    24,063
*   Versum Materials, Inc.                                         311     8,692
*   ViaSat, Inc.                                                   629    40,828
*   Viavi Solutions, Inc.                                        1,795    16,065
    Visa, Inc. Class A                                           3,800   314,298
#   Vishay Intertechnology, Inc.                                 3,100    51,460
*   Web.com Group, Inc.                                            966    18,306
#*  WebMD Health Corp.                                             508    25,344
    Western Digital Corp.                                        1,684   134,265
    Western Union Co. (The)                                      1,501    29,390
#*  WEX, Inc.                                                      500    57,165
#*  Workday, Inc. Class A                                          125    10,386
    Xerox Corp.                                                  7,447    51,608
    Xilinx, Inc.                                                 1,300    75,660
*   XO Group, Inc.                                                 517     9,735
*   Yahoo!, Inc.                                                 2,370   104,446
*   Zebra Technologies Corp. Class A                               773    64,677
*   Zillow Group, Inc. Class A                                     402    14,464
*   Zillow Group, Inc. Class C                                     324    11,463
*   Zix Corp.                                                    1,300     6,201

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ -----------
Information Technology -- (Continued)
#*  Zynga, Inc. Class A                                          6,854  $    17,272
                                                                        -----------
Total Information Technology                                             19,680,939
                                                                        -----------
Materials -- (4.9%)
    A Schulman, Inc.                                               719       24,806
*   AdvanSix, Inc.                                                  69        1,773
    Air Products & Chemicals, Inc.                                 623       87,070
*   AK Steel Holding Corp.                                       2,700       21,816
    Albemarle Corp.                                                728       67,442
    Alcoa Corp.                                                    266        9,696
    American Vanguard Corp.                                        800       13,760
    AptarGroup, Inc.                                             1,000       72,970
    Avery Dennison Corp.                                           565       41,256
#   Ball Corp.                                                     912       69,549
    Bemis Co., Inc.                                              2,200      107,184
*   Berry Plastics Group, Inc.                                   1,065       54,347
*   Boise Cascade Co.                                              801       19,865
    Cabot Corp.                                                    896       49,612
    Calgon Carbon Corp.                                          1,200       19,020
    Carpenter Technology Corp.                                     800       32,016
    Celanese Corp. Series A                                        698       58,911
#*  Century Aluminum Co.                                         1,302       20,051
#   CF Industries Holdings, Inc.                                 2,000       70,580
    Chase Corp.                                                    300       26,400
    Chemours Co. (The)                                             519       13,712
*   Chemtura Corp.                                                 994       32,901
*   Clearwater Paper Corp.                                         400       25,160
*   Cliffs Natural Resources, Inc.                               2,586       22,679
    Commercial Metals Co.                                        2,000       40,860
#   Compass Minerals International, Inc.                           700       58,520
*   Core Molding Technologies, Inc.                                300        4,626
*   Crown Holdings, Inc.                                           500       27,085
#   Deltic Timber Corp.                                            200       15,194
    Domtar Corp.                                                 1,304       56,972
    Dow Chemical Co. (The)                                       4,429      264,101
    Eagle Materials, Inc.                                          501       52,395
    Eastman Chemical Co.                                         1,300      100,750
    Ecolab, Inc.                                                   592       71,117
    EI du Pont de Nemours & Co.                                  1,709      129,029
*   Ferro Corp.                                                  2,123       30,019
#   FMC Corp.                                                      820       49,331
*   Freeport-McMoRan, Inc.                                       4,806       80,020
    FutureFuel Corp.                                               801       10,405
*   GCP Applied Technologies, Inc.                                 867       23,366
    Graphic Packaging Holding Co.                                6,211       77,700
    Greif, Inc. Class A                                            600       34,548
    Greif, Inc. Class B                                            234       16,661
    Hawkins, Inc.                                                  233       12,500
    Haynes International, Inc.                                     259       10,647
    HB Fuller Co.                                                  900       44,433
*   Headwaters, Inc.                                             1,271       29,449
    Hecla Mining Co.                                             5,080       32,715
    Huntsman Corp.                                               3,684       75,117

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Materials -- (Continued)
*   Ingevity Corp.                                                 456  $ 25,349
    Innophos Holdings, Inc.                                        408    19,845
    Innospec, Inc.                                                 558    39,813
    International Flavors & Fragrances, Inc.                       300    35,163
    International Paper Co.                                      1,329    75,221
    Kaiser Aluminum Corp.                                          224    17,575
    KapStone Paper and Packaging Corp.                           2,800    67,144
    KMG Chemicals, Inc.                                            300    11,058
*   Koppers Holdings, Inc.                                         225     9,101
    Kronos Worldwide, Inc.                                         564     7,456
*   Louisiana-Pacific Corp.                                      2,175    41,608
    LyondellBasell Industries NV Class A                         1,227   114,442
    Martin Marietta Materials, Inc.                                296    67,962
    Materion Corp.                                                 491    19,296
    Mercer International, Inc.                                     800     9,560
    Minerals Technologies, Inc.                                    600    48,090
    Monsanto Co.                                                   900    97,479
    Mosaic Co. (The)                                               350    10,980
    Myers Industries, Inc.                                         775    10,695
    Neenah Paper, Inc.                                             324    26,617
    NewMarket Corp.                                                100    43,117
    Newmont Mining Corp.                                         3,079   111,706
    Nucor Corp.                                                  2,128   123,616
    Olin Corp.                                                   2,917    76,455
    Olympic Steel, Inc.                                            300     6,750
*   OMNOVA Solutions, Inc.                                       1,449    13,186
*   Owens-Illinois, Inc.                                         2,396    45,284
    Packaging Corp. of America                                     779    71,808
    PH Glatfelter Co.                                              800    19,528
#   PolyOne Corp.                                                1,211    41,307
    PPG Industries, Inc.                                           680    68,007
    Praxair, Inc.                                                  700    82,908
    Quaker Chemical Corp.                                          200    25,700
    Rayonier Advanced Materials, Inc.                            1,095    14,859
    Reliance Steel & Aluminum Co.                                1,007    80,208
#   Royal Gold, Inc.                                               800    57,736
    RPM International, Inc.                                        599    31,304
    Schnitzer Steel Industries, Inc. Class A                       443    10,477
    Scotts Miracle-Gro Co. (The)                                   436    40,099
    Sealed Air Corp.                                               862    41,807
    Sensient Technologies Corp.                                    512    39,296
    Sherwin-Williams Co. (The)                                     200    60,762
    Silgan Holdings, Inc.                                        1,066    62,372
    Sonoco Products Co.                                          1,434    78,798
#   Southern Copper Corp.                                          400    15,344
    Steel Dynamics, Inc.                                         1,410    47,672
    Stepan Co.                                                     600    46,866
#*  Stillwater Mining Co.                                        1,900    32,300
#*  TimkenSteel Corp.                                              550     9,273
    Tredegar Corp.                                                 800    17,800
    Trinseo SA                                                     800    51,800
    Tronox, Ltd. Class A                                         1,439    18,016
    United States Steel Corp.                                    1,982    64,831

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                         SHARES   VALUE+
                                                                         ------ ----------
Materials -- (Continued)
*           US Concrete, Inc.                                               202 $   13,231
            Valspar Corp. (The)                                             500     55,335
            Vulcan Materials Co.                                            510     65,448
            Westlake Chemical Corp.                                         357     22,102
            WestRock Co.                                                  1,579     84,255
            Worthington Industries, Inc.                                    900     43,011
            WR Grace & Co.                                                  400     27,736
                                                                                ----------
Total Materials                                                                  4,926,700
                                                                                ----------
Other -- (0.0%)
(degrees)#* Gerber Scientific, Inc. Escrow Shares                           900         --
(degrees)*  SoftBrands, Inc. Escrow Shares                                  600         --
                                                                                ----------
Total Other                                                                             --
                                                                                ----------
Real Estate -- (0.4%)
            Alexander & Baldwin, Inc.                                     1,017     45,277
#*          Altisource Asset Management Corp.                                21      1,319
#*          Altisource Portfolio Solutions SA                               218      6,213
*           CBRE Group, Inc. Class A                                      3,240     98,366
*           Forestar Group, Inc.                                            458      5,977
            Griffin Industrial Realty, Inc.                                  93      2,923
            HFF, Inc. Class A                                               702     20,835
*           Howard Hughes Corp. (The)                                       491     52,346
            Jones Lang LaSalle, Inc.                                        491     50,588
            Kennedy-Wilson Holdings, Inc.                                 1,030     21,064
*           Marcus & Millichap, Inc.                                        447     11,519
            RE/MAX Holdings, Inc. Class A                                   160      8,968
#           Realogy Holdings Corp.                                        1,539     39,875
            RMR Group, Inc. (The) Class A                                   365     17,447
#*          St Joe Co. (The)                                              1,285     21,652
                                                                                ----------
Total Real Estate                                                                  404,369
                                                                                ----------
Telecommunication Services -- (3.2%)
            AT&T, Inc.                                                   44,096  1,859,087
#           ATN International, Inc.                                         400     32,116
*           Boingo Wireless, Inc.                                           931     10,893
            CenturyLink, Inc.                                             7,300    188,778
*           Cincinnati Bell, Inc.                                           700     16,065
#           Cogent Communications Holdings, Inc.                            587     24,537
            Consolidated Communications Holdings, Inc.                      827     21,758
*           FairPoint Communications, Inc.                                  769     14,227
*           General Communication, Inc. Class A                           1,100     22,132
            IDT Corp. Class B                                               504      9,677
            Inteliquent, Inc.                                               900     20,610
#*          Iridium Communications, Inc.                                  1,497     15,120
(degrees)   Leap Wireless International, Inc.                             2,100      6,930
*           Level 3 Communications, Inc.                                  1,581     94,006
*           Lumos Networks Corp.                                            200      3,094
*           ORBCOMM, Inc.                                                 1,200      9,804
*           SBA Communications Corp.                                        298     31,367
            Shenandoah Telecommunications Co.                             1,422     38,750
#*          Sprint Corp.                                                  2,711     25,023

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Telecommunication Services -- (Continued)
*   T-Mobile US, Inc.                                             1,996 $  124,291
    Telephone & Data Systems, Inc.                                1,913     58,633
*   United States Cellular Corp.                                    324     14,447
    Verizon Communications, Inc.                                 10,350    507,253
*   Vonage Holdings Corp.                                         3,429     24,312
    Windstream Holdings, Inc.                                     1,601     12,936
                                                                        ----------
Total Telecommunication Services                                         3,185,846
                                                                        ----------
Utilities -- (2.1%)
    AES Corp.                                                     2,191     25,065
    ALLETE, Inc.                                                    400     26,140
    Alliant Energy Corp.                                            800     30,120
    Ameren Corp.                                                    900     47,385
    American Electric Power Co., Inc.                               600     38,436
    American States Water Co.                                       600     26,268
    American Water Works Co., Inc.                                  506     37,161
    Aqua America, Inc.                                              484     14,718
    Atmos Energy Corp.                                              504     38,395
    Avangrid, Inc.                                                  414     16,063
    Avista Corp.                                                    500     19,320
    Black Hills Corp.                                               300     18,765
    California Water Service Group                                  600     20,700
*   Calpine Corp.                                                 4,072     48,050
    CenterPoint Energy, Inc.                                      1,600     41,936
    Chesapeake Utilities Corp.                                      161     10,529
    CMS Energy Corp.                                                700     29,820
    Connecticut Water Service, Inc.                                 312     16,860
    Consolidated Edison, Inc.                                       400     29,740
    Dominion Resources, Inc.                                      1,000     76,280
    DTE Energy Co.                                                  385     37,976
    Duke Energy Corp.                                               996     78,226
*   Dynegy, Inc.                                                    816      7,793
    Edison International                                            500     36,440
    El Paso Electric Co.                                            515     23,639
    Entergy Corp.                                                   469     33,599
#   Eversource Energy                                               570     31,532
    Exelon Corp.                                                  1,149     41,226
    FirstEnergy Corp.                                               500     15,160
    Great Plains Energy, Inc.                                       871     23,996
    Hawaiian Electric Industries, Inc.                            1,100     36,828
    IDACORP, Inc.                                                   415     33,208
#   MDU Resources Group, Inc.                                       911     26,738
    MGE Energy, Inc.                                                600     38,190
    Middlesex Water Co.                                             300     11,343
#   National Fuel Gas Co.                                           656     36,834
    New Jersey Resources Corp.                                      600     22,620
    NextEra Energy, Inc.                                            700     86,604
    NiSource, Inc.                                                1,112     24,875
    Northwest Natural Gas Co.                                       400     23,560
    NorthWestern Corp.                                              500     28,555
    NRG Energy, Inc.                                              1,800     29,772
    NRG Yield, Inc. Class A                                         194      3,153
#   NRG Yield, Inc. Class C                                         700     11,865

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                         SHARES    VALUE+
                                                                         ------- -----------
Utilities -- (Continued)
            OGE Energy Corp.                                                 800 $    26,832
            ONE Gas, Inc.                                                    421      27,205
#           Ormat Technologies, Inc.                                         900      48,330
            Otter Tail Corp.                                                 600      22,710
            Pattern Energy Group, Inc.                                       575      11,351
            PG&E Corp.                                                       600      37,134
            Pinnacle West Capital Corp.                                      300      23,289
            PNM Resources, Inc.                                              400      13,760
            Portland General Electric Co.                                    700      30,527
            PPL Corp.                                                        800      27,872
            Public Service Enterprise Group, Inc.                            900      39,825
            SCANA Corp.                                                      400      27,480
#           Sempra Energy                                                    400      40,956
            SJW Corp.                                                        211      10,571
#           South Jersey Industries, Inc.                                    800      26,400
            Southern Co. (The)                                             1,400      69,202
            Southwest Gas Holdings, Inc.                                     400      32,228
            Spire, Inc.                                                      300      19,500
            UGI Corp.                                                        750      34,778
            Unitil Corp.                                                     100       4,577
            Vectren Corp.                                                    600      32,934
            WEC Energy Group, Inc.                                           599      35,371
            Westar Energy, Inc.                                              800      43,752
            WGL Holdings, Inc.                                               600      49,164
            Xcel Energy, Inc.                                                900      37,188
            York Water Co. (The)                                             360      12,888
                                                                                 -----------
Total Utilities                                                                    2,141,307
                                                                                 -----------
TOTAL COMMON STOCKS                                                               95,015,992
                                                                                 -----------
RIGHTS/WARRANTS -- (0.0%)
(degrees)#* Safeway Casa Ley Contingent Value Rights                       1,200       1,218
(degrees)#* Safeway PDC, LLC Contingent Value Rights                       1,200          59
TOTAL RIGHTS/WARRANTS                                                                  1,277
                                                                                 -----------
TOTAL INVESTMENT SECURITIES                                                       95,017,269
                                                                                 -----------
TEMPORARY CASH INVESTMENTS -- (0.3%)
            State Street Institutional U.S. Government Money Market
              Fund, 0.420%                                               324,326     324,326
                                                                                 -----------
SECURITIES LENDING COLLATERAL -- (4.4%)
(S)@        DFA Short Term Investment Fund                               374,423   4,332,820
                                                                                 -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $62,597,069)^^                               $99,674,415
                                                                                 ===========

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ------------------------------------------
                                                               LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                                             ----------- ---------- ------- -----------
Common Stocks
   Consumer Discretionary                                    $15,927,542 $      217   --    $15,927,759
   Consumer Staples                                            5,739,397         --   --      5,739,397
   Energy                                                      6,851,121         --   --      6,851,121
   Financials                                                 20,835,372         --   --     20,835,372
   Industrials                                                15,323,182         --   --     15,323,182
   Information Technology                                     19,680,939         --   --     19,680,939
   Materials                                                   4,926,700         --   --      4,926,700
   Real Estate                                                   404,369         --   --        404,369
   Telecommunication Services                                  3,178,916      6,930   --      3,185,846
   Utilities                                                   2,141,307         --   --      2,141,307
Rights/Warrants                                                       --      1,277   --          1,277
Temporary Cash Investments                                       324,326         --   --        324,326
Securities Lending Collateral                                         --  4,332,820   --      4,332,820
                                                             ----------- ----------   --    -----------
TOTAL                                                        $95,333,171 $4,341,244   --    $99,674,415
                                                             =========== ==========   ==    ===========

               CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                 SHARES VALUE++
                                                                 ------ --------
COMMON STOCKS -- (95.7%)
AUSTRALIA -- (6.4%)
    Adelaide Brighton, Ltd.                                       7,168 $ 27,852
    ALS, Ltd.                                                     3,328   14,960
#   Alumina, Ltd.                                                29,112   42,895
    Amcor, Ltd.                                                   6,427   69,759
    AMP, Ltd.                                                    34,118  129,497
*   APN News & Media, Ltd.                                        2,418    4,661
#   ARB Corp., Ltd.                                                 443    5,449
    Ardent Leisure Group                                          8,718   13,905
#*  Arrium, Ltd.                                                 32,904       --
*   Ausdrill, Ltd.                                                3,727    3,955
    AusNet Services                                              21,363   25,624
    Australia & New Zealand Banking Group, Ltd.                  16,880  375,046
*   Australian Agricultural Co., Ltd.                            10,040   11,164
    Automotive Holdings Group, Ltd.                               8,097   24,024
*   AWE, Ltd.                                                    11,677    5,148
    Bank of Queensland, Ltd.                                      3,589   32,608
    Beach Energy, Ltd.                                           44,398   25,340
*   Beadell Resources, Ltd.                                      38,340    8,928
    Bendigo & Adelaide Bank, Ltd.                                 4,911   46,770
    BHP Billiton, Ltd.                                           20,901  424,044
    BHP Billiton, Ltd. Sponsored ADR                              4,700  194,063
*   Billabong International, Ltd.                                 2,604    2,687
    BlueScope Steel, Ltd.                                        12,070  102,638
    Boral, Ltd.                                                  21,702   95,907
*   Bradken, Ltd.                                                 4,982   12,168
    Brambles, Ltd.                                                3,782   29,889
    Breville Group, Ltd.                                          2,941   18,630
    Brickworks, Ltd.                                                846    8,129
#   Cabcharge Australia, Ltd.                                     1,270    3,519
    Caltex Australia, Ltd.                                          854   18,534
#*  Cardno, Ltd.                                                  3,548    3,056
    carsales.com, Ltd.                                            2,372   18,798
#   Cash Converters International, Ltd.                          15,872    4,279
    Challenger, Ltd.                                              6,208   51,945
    CIMIC Group, Ltd.                                             1,225   31,885
    Cleanaway Waste Management, Ltd.                             49,648   42,943
    Coca-Cola Amatil, Ltd.                                        4,079   30,166
    Collins Foods, Ltd.                                           4,293   19,611
    Commonwealth Bank of Australia                                3,840  237,927
    Computershare, Ltd.                                           5,369   52,509
    Credit Corp. Group, Ltd.                                      1,551   20,644
    CSR, Ltd.                                                    16,074   53,827
#   Domino's Pizza Enterprises, Ltd.                                964   43,490
    Downer EDI, Ltd.                                              7,987   37,595
    DuluxGroup, Ltd.                                              4,500   20,740
#*  Elders, Ltd.                                                    931    3,000
#*  Energy World Corp., Ltd.                                     12,801    3,771
#   Event Hospitality and Entertainment, Ltd.                     1,588   17,771
    Evolution Mining, Ltd.                                       13,763   22,383
    Fairfax Media, Ltd.                                          60,766   39,216
#   Flight Centre Travel Group, Ltd.                                646   14,688

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
AUSTRALIA -- (Continued)
    Fortescue Metals Group, Ltd.                                 22,261 $112,647
    GrainCorp, Ltd. Class A                                       5,558   40,071
    GWA Group, Ltd.                                               5,307   10,556
    Harvey Norman Holdings, Ltd.                                  9,454   35,857
*   Hills, Ltd.                                                   5,255    1,356
    Iluka Resources, Ltd.                                         6,877   39,467
    Incitec Pivot, Ltd.                                          28,258   82,587
    Independence Group NL                                        10,308   29,627
    Insurance Australia Group, Ltd.                               7,596   33,243
    InvoCare, Ltd.                                                2,186   22,030
#   IOOF Holdings, Ltd.                                           4,072   28,126
    IRESS, Ltd.                                                   3,408   29,226
    James Hardie Industries P.L.C. Sponsored ADR                  2,500   39,425
    JB Hi-Fi, Ltd.                                                2,318   48,621
#*  Kingsgate Consolidated, Ltd.                                    631      134
*   Macmahon Holdings, Ltd.                                      39,034    4,592
    Macquarie Group, Ltd.                                         2,109  135,421
    Magellan Financial Group, Ltd.                                1,532   27,330
    Melbourne IT, Ltd.                                            5,334    8,052
*   Metals X, Ltd.                                                  620      376
#*  Metcash, Ltd.                                                18,519   29,611
*   Mincor Resources NL                                           4,393      884
    Mineral Resources, Ltd.                                       3,218   30,047
*   MMA Offshore, Ltd.                                            8,708    1,848
    Monadelphous Group, Ltd.                                      1,985   15,666
*   Mount Gibson Iron, Ltd.                                       8,762    2,524
#   Myer Holdings, Ltd.                                          30,365   27,894
    National Australia Bank, Ltd.                                13,026  299,547
    Navitas, Ltd.                                                 5,275   17,728
    New Hope Corp., Ltd.                                          3,628    4,408
    Newcrest Mining, Ltd.                                         6,100  100,035
    Northern Star Resources, Ltd.                                 9,219   26,820
    Nufarm, Ltd.                                                  5,093   34,690
    Orica, Ltd.                                                   6,623   94,279
    Origin Energy, Ltd.                                           2,523   13,529
    Orora, Ltd.                                                  19,908   43,076
    OZ Minerals, Ltd.                                             8,700   59,365
#*  Paladin Energy, Ltd.                                          8,694      825
    Peet, Ltd.                                                    7,973    6,255
    Perpetual, Ltd.                                                 794   28,195
#   Platinum Asset Management, Ltd.                                 591    2,239
    PMP, Ltd.                                                    15,111    7,393
    Programmed Maintenance Services, Ltd.                         3,981    5,740
    Qantas Airways, Ltd.                                          7,463   19,290
    QBE Insurance Group, Ltd.                                     7,916   75,101
#   Qube Holdings, Ltd.                                          14,416   25,161
#*  Ramelius Resources, Ltd.                                     25,470   11,636
    RCR Tomlinson, Ltd.                                           7,109   15,684
    Reece, Ltd.                                                     772   26,097
#   Resolute Mining, Ltd.                                        11,362   12,645
#   Retail Food Group, Ltd.                                       4,745   23,188
    Rio Tinto, Ltd.                                               3,517  178,415

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
AUSTRALIA -- (Continued)
    Sandfire Resources NL                                         1,850 $    9,257
    Santos, Ltd.                                                 13,432     40,864
    Seek, Ltd.                                                    3,829     41,968
*   Senex Energy, Ltd.                                           31,081      6,600
    Seven Group Holdings, Ltd.                                    3,972     22,060
    Seven West Media, Ltd.                                       18,225     11,209
    Sims Metal Management, Ltd.                                   3,302     28,061
#*  Slater & Gordon, Ltd.                                           528        102
    SMS Management & Technology, Ltd.                             2,472      2,604
    South32, Ltd.                                                19,895     41,640
    South32, Ltd. ADR                                             2,745     28,960
    Southern Cross Media Group, Ltd.                             18,980     21,163
    Spark Infrastructure Group                                   17,357     30,849
*   St Barbara, Ltd.                                              2,817      4,987
    Suncorp Group, Ltd.                                           6,967     68,882
    Sunland Group, Ltd.                                           7,830      9,930
#   Super Retail Group, Ltd.                                      4,028     29,783
    Sydney Airport                                                3,330     14,777
    Tassal Group, Ltd.                                            6,365     22,302
    Telstra Corp., Ltd.                                           9,755     37,011
#*  Ten Network Holdings, Ltd.                                    6,400      4,372
#   TFS Corp., Ltd.                                               3,576      4,262
    Tox Free Solutions, Ltd.                                      3,517      7,069
#   TPG Telecom, Ltd.                                             1,456      7,153
    Transurban Group                                              1,983     15,345
#   Village Roadshow, Ltd.                                        1,430      4,299
*   Virgin Australia Holdings, Ltd.()                            46,180         --
*   Virgin Australia Holdings, Ltd.(B43DQC7)                     62,673     10,460
    Vocus Group, Ltd.                                             7,293     22,365
    Wesfarmers, Ltd.                                              2,713     82,876
*   Westgold Resources, Ltd.                                        309        465
    Westpac Banking Corp.                                         3,797     91,407
    Westpac Banking Corp. Sponsored ADR                           7,516    181,436
#*  Whitehaven Coal, Ltd.                                         1,338      2,890
    Woodside Petroleum, Ltd.                                      6,750    161,842
    Woolworths, Ltd.                                              1,748     32,622
#*  WorleyParsons, Ltd.                                           4,524     34,017
    WPP AUNZ, Ltd.                                               10,662      8,585
                                                                        ----------
TOTAL AUSTRALIA                                                          5,661,070
                                                                        ----------
AUSTRIA -- (0.5%)
    Agrana Beteiligungs AG                                          101     13,038
    ANDRITZ AG                                                      480     25,944
    Atrium European Real Estate, Ltd.                             2,982     12,521
#   Austria Technologie & Systemtechnik AG                          289      2,962
    BUWOG AG                                                        203      4,844
    Erste Group Bank AG                                           1,301     39,656
    EVN AG                                                          660      8,081
    IMMOFINANZ AG                                                 3,670      6,740
    Lenzing AG                                                      229     32,717
    Mayr Melnhof Karton AG                                          204     23,020
    Oesterreichische Post AG                                        380     13,747
    OMV AG                                                        1,306     45,707

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
AUSTRIA -- (Continued)
    POLYTEC Holding AG                                             317  $  4,372
*   Raiffeisen Bank International AG                             2,065    45,992
    S IMMO AG                                                    1,165    13,521
    Semperit AG Holding                                            156     4,905
    Strabag SE                                                     412    15,092
    Telekom Austria AG                                           1,260     7,758
    Verbund AG                                                   1,435    23,136
    Vienna Insurance Group AG Wiener Versicherung Gruppe           492    11,991
    Voestalpine AG                                               1,405    59,577
    Wienerberger AG                                                602    11,621
    Zumtobel Group AG                                              642    10,785
                                                                        --------
TOTAL AUSTRIA                                                            437,727
                                                                        --------
BELGIUM -- (1.0%)
    Ackermans & van Haaren NV                                      593    80,868
    Ageas                                                        2,702   115,671
    Banque Nationale de Belgique                                     6    18,651
    Bekaert SA                                                     983    42,660
    bpost SA                                                       503    12,168
    Cie d'Entreprises CFE                                          220    24,298
    Colruyt SA                                                     661    32,350
    D'ieteren SA                                                   477    21,549
    Econocom Group SA                                            1,603    24,209
    Elia System Operator SA                                        191     9,528
    Euronav NV                                                   3,095    24,170
    EVS Broadcast Equipment SA                                     132     4,562
    Exmar NV                                                       649     5,175
    KBC Group NV                                                   739    47,996
    Kinepolis Group NV                                             156     7,486
    Melexis NV                                                     479    36,005
#*  Nyrstar NV                                                   3,926    33,204
    Ontex Group NV                                                 545    16,504
*   Orange Belgium SA                                            1,400    31,595
    Proximus SADP                                                1,452    41,701
    Sipef SA                                                        98     6,693
    Solvay SA                                                      768    90,048
*   Telenet Group Holding NV                                       543    29,137
*   Tessenderlo Chemie NV                                        1,111    41,289
    Umicore SA                                                     915    51,253
    Van de Velde NV                                                206    14,409
*   Viohalco SA                                                  1,602     2,369
                                                                        --------
TOTAL BELGIUM                                                            865,548
                                                                        --------
CANADA -- (9.8%)
    Absolute Software Corp.                                        500     2,690
    Aecon Group, Inc.                                            1,800    22,478
    AGF Management, Ltd. Class B                                 1,754     8,155
    Agnico Eagle Mines, Ltd.(008474108)                            943    44,981
    Agnico Eagle Mines, Ltd.(2009823)                              818    39,015
    Agrium, Inc.(008916108)                                        961    98,897
    Agrium, Inc.(2213538)                                          800    82,395
    AGT Food & Ingredients, Inc.                                   615    16,830

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
CANADA -- (Continued)
    Aimia, Inc.                                                  2,960  $ 19,404
*   Alacer Gold Corp.                                            4,256     7,850
    Alamos Gold, Inc. Class A                                    5,433    40,754
    Algonquin Power & Utilities Corp.                            3,600    31,290
    Alimentation Couche-Tard, Inc. Class B                         667    30,555
    Altus Group, Ltd.                                              530    12,158
    ARC Resources, Ltd.                                          2,660    41,395
*   Argonaut Gold, Inc.                                            172       321
*   Asanko Gold, Inc.                                            2,900    10,631
    Atco, Ltd. Class I                                             600    21,127
*   Athabasca Oil Corp.                                          6,553     8,360
*   ATS Automation Tooling Systems, Inc.                           300     3,027
*   AuRico Metals, Inc.                                          2,212     1,955
#   AutoCanada, Inc.                                               359     6,997
#*  Avigilon Corp.                                                 678     7,513
*   B2Gold Corp.                                                 9,700    29,445
#   Badger Daylighting, Ltd.                                       679    17,209
    Bank of Montreal(063671101)                                  3,601   272,344
#   Bank of Montreal(2076009)                                    2,144   162,178
    Bank of Nova Scotia (The)(064149107)                         2,705   161,705
    Bank of Nova Scotia (The)(2076281)                           4,272   255,286
    Barrick Gold Corp.                                           7,482   137,968
*   Baytex Energy Corp.                                          1,140     4,547
    BCE, Inc.                                                      604    27,252
#*  Bellatrix Exploration, Ltd.                                  1,758     1,459
*   Birchcliff Energy, Ltd.                                      2,200    13,559
#   Black Diamond Group, Ltd.                                    1,000     4,142
*   BlackBerry, Ltd.                                             8,073    56,995
*   BlackPearl Resources, Inc.                                   5,400     6,432
    Bonavista Energy Corp.                                       4,473    15,881
#   Bonterra Energy Corp.                                          198     3,825
    Boralex, Inc. Class A                                          874    13,326
    Brookfield Asset Management, Inc. Class A(112585104)         1,502    51,939
    Brookfield Asset Management, Inc. Class A(2092599)             700    24,207
    CAE, Inc.(124765108)                                         2,197    31,197
    CAE, Inc.(2162760)                                           2,040    28,972
#   Calfrac Well Services, Ltd.                                  1,440     4,681
    Cameco Corp.                                                 5,407    68,939
*   Canaccord Genuity Group, Inc.                                1,669     5,632
    Canadian Imperial Bank of Commerce(136069101)                  140    11,928
    Canadian Imperial Bank of Commerce(2170525)                  1,427   121,518
    Canadian National Railway Co.(136375102)                     1,058    73,552
    Canadian National Railway Co.(2180632)                         600    41,701
    Canadian Natural Resources, Ltd.(136385101)                  6,871   207,710
    Canadian Natural Resources, Ltd.(2171573)                    2,474    74,795
    Canadian Pacific Railway, Ltd.                                 300    45,374
#   Canadian Tire Corp., Ltd. Class A                              596    63,386
    Canadian Utilities, Ltd. Class A                               600    17,079
    Canadian Western Bank                                        1,800    40,931
    Canam Group, Inc.                                            1,300     9,201
*   Canfor Corp.                                                   830     9,000
    Canfor Pulp Products, Inc.                                   1,000     8,046
    Canyon Services Group, Inc.                                    898     4,313

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ -------
CANADA -- (Continued)
    Capital Power Corp.                                           1,079 $20,465
*   Capstone Mining Corp.                                         9,500  10,586
    Cascades, Inc.                                                2,400  21,856
*   Celestica, Inc.(15101Q108)                                    2,400  33,312
*   Celestica, Inc.(2263362)                                        311   4,319
    Cenovus Energy, Inc.                                          5,857  79,831
    Centerra Gold, Inc.                                           5,319  26,283
*   Cequence Energy, Ltd.                                         3,200     812
    Cervus Equipment Corp.                                          600   6,990
*   CGI Group, Inc. Class A                                         483  23,225
*   China Gold International Resources Corp., Ltd.                4,400   8,859
*   Chinook Energy, Inc.                                             61      20
#   CI Financial Corp.                                            2,756  57,609
    Cineplex, Inc.                                                  800  32,209
    Cogeco Communications, Inc.                                     495  27,009
    Cogeco, Inc.                                                    300  14,271
    Colliers International Group, Inc.                              805  29,478
    Constellation Software, Inc.                                    100  45,167
#   Corus Entertainment, Inc. Class B                             1,500  14,893
    Cott Corp.(22163N106)                                         3,102  32,881
    Cott Corp.(2228952)                                             300   3,184
*   Craft Oil, Ltd.                                                  43      --
    Crescent Point Energy Corp.(22576C101)                        3,609  42,117
    Crescent Point Energy Corp.(B67C8W8)                          2,478  28,884
*   Crew Energy, Inc.                                             2,714  12,076
*   Detour Gold Corp.                                             2,500  33,910
    DH Corp.                                                      1,084  19,168
    Dollarama, Inc.                                                 500  37,867
    Dominion Diamond Corp.                                        1,691  16,927
    Dorel Industries, Inc. Class B                                  485  13,418
*   Dundee Precious Metals, Inc.                                  2,800   6,326
    E-L Financial Corp., Ltd.                                        34  18,996
*   Eldorado Gold Corp.                                          11,404  40,314
    Element Fleet Management Corp.                                2,800  27,220
    Emera, Inc.                                                     370  12,921
    Empire Co., Ltd. Class A                                      3,000  37,464
#   Enbridge Income Fund Holdings, Inc.                           1,679  44,115
    Enbridge, Inc.(29250N105)                                       604  25,730
    Enbridge, Inc.(2466149)                                       1,248  53,133
    Encana Corp.                                                  2,703  34,490
*   Endeavour Mining Corp.                                          645  12,323
    Enercare, Inc.                                                  939  13,068
    Enerflex, Ltd.                                                1,364  19,214
*   Energy Fuels, Inc.                                              100     219
    Enerplus Corp.                                                3,726  33,273
    Enghouse Systems, Ltd.                                          272  10,635
    Ensign Energy Services, Inc.                                  3,401  23,183
    Equitable Group, Inc.                                           300  13,706
*   Essential Energy Services Trust                               4,177   2,472
    Evertz Technologies, Ltd.                                       722   9,543
#   Exchange Income Corp.                                           900  27,680
    Fairfax Financial Holdings, Ltd.                                100  46,724
    Finning International, Inc.                                   1,611  32,610

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
CANADA -- (Continued)
*   First Majestic Silver Corp.                                     521 $  4,993
    First Quantum Minerals, Ltd.                                  3,789   47,779
    FirstService Corp.                                              805   40,180
    Fortis, Inc.                                                    900   28,938
#   Genworth MI Canada, Inc.                                      1,089   27,308
    George Weston, Ltd.                                             339   28,912
    Gildan Activewear, Inc.                                       1,018   26,630
    Gluskin Sheff + Associates, Inc.                              1,000   14,040
    Goldcorp, Inc.(380956409)                                     5,279   85,361
    Goldcorp, Inc.(2676302)                                       1,400   22,637
#*  Golden Star Resources, Ltd.                                   8,100    6,910
*   Gran Tierra Energy, Inc.                                      5,979   15,347
    Granite Oil Corp.                                             1,838    7,246
    Great-West Lifeco, Inc.                                       1,400   38,366
*   Heroux-Devtek, Inc.                                           1,000   11,120
#   Home Capital Group, Inc.                                        800   18,278
    HudBay Minerals, Inc.                                         4,699   36,798
#   Hudson's Bay Co.                                              1,300    9,990
*   Husky Energy, Inc.                                            2,554   32,950
*   IAMGOLD Corp.(450913108)                                        326    1,506
*   IAMGOLD Corp.(2446646)                                        8,705   40,272
    IGM Financial, Inc.                                             400   12,293
    Imperial Oil, Ltd.                                              698   22,950
    Industrial Alliance Insurance & Financial Services, Inc.      1,373   57,769
    Innergex Renewable Energy, Inc.                               1,785   18,917
    Intact Financial Corp.                                          589   43,005
#   Inter Pipeline, Ltd.                                            800   17,349
    Intertape Polymer Group, Inc.                                 1,300   23,707
*   Ithaca Energy, Inc.                                           9,000   12,104
*   Ivanhoe Mines, Ltd. Class A                                   3,958   12,076
    Just Energy Group, Inc.                                       2,100   12,475
*   Kelt Exploration, Ltd.                                          700    3,384
    Keyera Corp.                                                  2,100   61,648
*   Kingsway Financial Services, Inc.                               425    2,701
*   Kinross Gold Corp.                                           20,380   79,406
*   Kirkland Lake Gold, Ltd.                                        500    3,585
#   Labrador Iron Ore Royalty Corp.                               1,400   20,205
    Laurentian Bank of Canada                                       650   29,402
    Leon's Furniture, Ltd.                                          400    5,862
*   Lightstream Resources, Ltd.                                   5,418       --
    Linamar Corp.                                                 1,008   44,317
    Loblaw Cos., Ltd.                                               900   47,301
*   Lundin Mining Corp.                                          10,205   62,426
    MacDonald Dettwiler & Associates, Ltd.                        1,066   59,041
    Magna International, Inc.(559222401)                          1,700   73,576
    Magna International, Inc.(2554475)                            1,978   85,565
*   Major Drilling Group International, Inc.                      2,473   14,957
    Mandalay Resources Corp.                                      3,315    2,242
    Manitoba Telecom Services, Inc.                                 500   14,432
    Manulife Financial Corp.                                      7,648  146,536
    Martinrea International, Inc.                                 3,400   21,530
*   Maxim Power Corp.                                             1,600    3,418
*   MEG Energy Corp.                                              1,128    5,860

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
CANADA -- (Continued)
#   Methanex Corp.                                                  555 $ 27,749
    Metro, Inc.                                                     949   28,829
#   Morneau Shepell, Inc.                                           911   13,015
    Mullen Group, Ltd.                                            2,700   38,905
    National Bank of Canada                                       4,700  202,881
    New Flyer Industries, Inc.                                      785   25,156
*   New Gold, Inc.(2826947)                                       5,860   15,627
*   New Gold, Inc.(644535106)                                     1,500    4,005
#   Newalta Corp.                                                 1,319    2,362
    North West Co., Inc. (The)                                      600   13,501
#   Northland Power, Inc.                                         1,500   27,597
*   NuVista Energy, Ltd.                                          2,462   12,317
    OceanaGold Corp.                                              6,600   22,926
    Open Text Corp.                                               1,618   55,382
    Pan American Silver Corp.                                     2,197   42,907
*   Paramount Resources, Ltd. Class A                               600    7,710
*   Parex Resources, Inc.                                         2,100   24,433
#   Parkland Fuel Corp.                                           1,600   33,396
    Pason Systems, Inc.                                             400    5,853
    Pembina Pipeline Corp.                                        1,489   46,174
*   Pengrowth Energy Corp.                                       10,136   12,696
*   Penn West Petroleum, Ltd.(B63FY34)                            4,010    6,841
*   Penn West Petroleum, Ltd.(707887105)                          2,097    3,586
#   Peyto Exploration & Development Corp.                         1,508   32,817
    PHX Energy Services Corp.                                       742    2,298
#   Pizza Pizza Royalty Corp.                                       400    5,333
    Potash Corp. of Saskatchewan, Inc.                            2,226   41,415
#   PrairieSky Royalty, Ltd.                                        186    4,360
*   Precision Drilling Corp.                                      3,099   17,478
    Premium Brands Holdings Corp.                                   381   20,417
#*  Primero Mining Corp.                                          2,884    2,172
    Quebecor, Inc. Class B                                          900   27,105
    Richelieu Hardware, Ltd.                                        900   18,847
*   Richmont Mines, Inc.                                          2,219   18,195
#   Ritchie Bros Auctioneers, Inc.                                  869   28,190
#*  RMP Energy, Inc.                                              3,700    2,218
    Rogers Communications, Inc. Class B                             600   26,029
    Rogers Sugar, Inc.                                              100      510
    Royal Bank of Canada(2754383)                                 4,051  291,267
    Royal Bank of Canada(780087102)                               1,101   79,129
*   Sandstorm Gold, Ltd.                                          1,100    4,852
    Sandvine Corp.                                                5,500   11,919
    Saputo, Inc.                                                  1,600   58,910
    Secure Energy Services, Inc.                                    840    6,972
*   SEMAFO, Inc.                                                  8,300   30,936
*   Seven Generations Energy, Ltd. Class A                           22      440
    Shaw Communications, Inc. Class B                             3,396   73,320
    ShawCor, Ltd.                                                   752   21,007
*   Sherritt International Corp.                                  7,600    8,410
*   Silver Standard Resources, Inc.                                 400    4,227
    SNC-Lavalin Group, Inc.                                         900   38,787
    Sprott, Inc.                                                  3,550    6,275
    Stantec, Inc.                                                 1,000   26,805

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
CANADA -- (Continued)
    Stella-Jones, Inc.                                              716 $   22,010
#   Student Transportation, Inc.                                    127        696
    Suncor Energy, Inc.(B3NB1P2)                                    501     15,537
    Suncor Energy, Inc.(867224107)                                4,814    149,427
*   SunOpta, Inc.                                                 1,500     10,500
#   Superior Plus Corp.                                           2,984     29,490
    Surge Energy, Inc.                                            5,100     11,052
    Tahoe Resources, Inc.                                         4,920     44,883
*   Taseko Mines, Ltd.                                            4,300      6,345
    Teck Resources, Ltd. Class B(2879327)                         2,037     49,921
    Teck Resources, Ltd. Class B(878742204)                       1,990     48,835
    TELUS Corp.                                                     712     23,769
*   Teranga Gold Corp.                                            6,408      4,489
    TFI International, Inc.                                       2,900     78,492
    Thomson Reuters Corp.                                         1,328     59,529
*   Timmins Gold Corp.                                            4,500      1,833
    TMX Group, Ltd.                                                 201     10,640
#   TORC Oil & Gas, Ltd.                                          2,700     15,085
    Toromont Industries, Ltd.                                       600     19,435
    Toronto-Dominion Bank (The)(2897222)                          4,974    257,673
    Toronto-Dominion Bank (The)(891160509)                        4,382    226,856
    Torstar Corp. Class B                                         1,100      1,615
    Total Energy Services, Inc.                                     194      2,204
*   Tourmaline Oil Corp.                                          1,981     46,314
    TransAlta Corp.(2901628)                                        901      5,332
    TransAlta Corp.(89346D107)                                      777      4,584
    TransCanada Corp.                                             2,748    129,644
    Transcontinental, Inc. Class A                                1,600     26,645
*   Trican Well Service, Ltd.                                     4,600     17,286
    Trinidad Drilling, Ltd.                                       5,273     11,792
*   Turquoise Hill Resources, Ltd.                                2,008      7,268
#   Veresen, Inc.                                                 3,473     35,310
    Waste Connections, Inc.(94106B101)                              191     15,338
    Waste Connections, Inc.(BYQFRK5)                                561     44,991
    West Fraser Timber Co., Ltd.                                  2,000     68,304
    Western Energy Services Corp.                                 2,146      4,948
    Westshore Terminals Investment Corp.                            318      6,234
    Whitecap Resources, Inc.                                      4,196     33,407
    Wi-LAN, Inc.                                                  2,661      4,356
    Winpak, Ltd.                                                    341     12,293
    WSP Global, Inc.                                                833     29,306
    Yamana Gold, Inc.                                            13,032     43,066
                                                                        ----------
TOTAL CANADA                                                             8,716,239
                                                                        ----------
CHINA -- (0.0%)
*   Hanfeng Evergreen, Inc.                                       1,400         --
    K Wah International Holdings, Ltd.                           46,702     23,328
                                                                        ----------
TOTAL CHINA                                                                 23,328
                                                                        ----------
DENMARK -- (1.1%)
    Alm Brand A.S.                                                3,000     23,556
    AP Moller--Maersk A.S. Class B                                   12     20,114

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
DENMARK -- (Continued)
*   Bang & Olufsen A.S.                                             670 $  9,795
#*  D/S Norden A.S.                                                 429    7,631
    Danske Bank A.S.                                              1,428   47,630
    DFDS A.S.                                                       827   40,450
    DSV A.S.                                                      3,026  147,153
    FLSmidth & Co. A.S.                                             809   37,650
    ISS A.S.                                                        693   24,677
    Jyske Bank A.S.                                                 868   44,719
    NKT Holding A.S.                                                417   32,240
    Novozymes A.S. Class B                                        1,400   54,572
    Pandora A.S.                                                    515   67,490
    Per Aarsleff Holding A.S.                                       650   16,810
    Ringkjoebing Landbobank A.S.                                    160   34,850
    Rockwool International A.S. Class B                             132   23,549
    Schouw & Co. AB                                                  31    2,341
    SimCorp A.S.                                                    600   30,750
    Solar A.S. Class B                                              125    6,752
    Spar Nord Bank A.S.                                           2,142   25,017
    Sydbank A.S.                                                  1,256   41,648
*   TDC A.S.                                                     13,635   71,844
*   Topdanmark A.S.                                               1,775   46,716
    Tryg A.S.                                                     1,150   22,003
    United International Enterprises                                 32    5,790
    Vestas Wind Systems A.S.                                      1,543  108,209
*   Vestjysk Bank A.S.                                              250      600
                                                                        --------
TOTAL DENMARK                                                            994,556
                                                                        --------
FINLAND -- (1.9%)
    Ahlstrom Oyj                                                    445    6,656
    Alma Media Oyj                                                1,213    6,792
    Amer Sports Oyj                                               2,402   63,643
    Atria Oyj                                                       595    7,412
    Cargotec Oyj Class B                                          1,344   64,440
    Caverion Corp.                                                1,551   12,440
    Citycon Oyj                                                   3,421    8,502
    Cramo Oyj                                                       564   14,061
    Elisa Oyj                                                     1,318   44,413
    F-Secure Oyj                                                  1,026    3,583
*   Finnair Oyj                                                   1,332    5,819
    Fiskars Oyj Abp                                                 251    4,885
    Fortum Oyj                                                    2,340   37,334
    Huhtamaki Oyj                                                 2,364   86,792
    Kemira Oyj                                                    1,740   21,799
    Kesko Oyj Class A                                               401   18,621
    Kesko Oyj Class B                                             1,418   71,752
    Kone Oyj Class B                                              1,134   51,269
    Konecranes Oyj                                                1,141   44,841
    Lassila & Tikanoja Oyj                                          606   12,570
    Metsa Board Oyj                                               2,428   16,585
    Metso Oyj                                                     1,606   49,373
    Metso Oyj Sponsored ADR                                       2,800   21,672
    Munksjo Oyj                                                     245    3,827
    Neste Oyj                                                     1,474   51,285

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
FINLAND -- (Continued)
    Nokia Oyj(5946455)                                            5,767 $   25,920
    Nokia Oyj(5902941)                                           14,177     63,657
    Nokian Renkaat Oyj                                            1,520     57,020
*   Outokumpu Oyj                                                 5,944     53,188
#*  Outotec Oyj                                                   3,383     19,242
    PKC Group Oyj                                                   691     17,480
*   Poyry Oyj                                                       726      2,591
    Raisio Oyj Class V                                            5,314     19,966
    Ramirent Oyj                                                  1,350     10,064
    Sampo Oyj Class A                                               948     43,900
    Sanoma Oyj                                                    2,100     19,109
*   Stockmann Oyj Abp Class A                                     1,273      9,778
#*  Stockmann Oyj Abp Class B                                       646      4,940
    Stora Enso Oyj Class R                                        4,818     54,676
    Stora Enso Oyj Sponsored ADR                                  9,200    104,144
    Technopolis Oyj                                               3,587     11,921
    Tieto Oyj                                                     1,067     29,527
    Tikkurila Oyj                                                   201      4,101
    UPM-Kymmene Oyj                                               2,608     59,149
    UPM-Kymmene Oyj Sponsored ADR                                 7,100    161,099
    Uponor Oyj                                                      782     14,108
    Vaisala Oyj Class A                                             214      7,947
    Valmet Oyj                                                      809     12,791
    Wartsila Oyj Abp                                              1,403     70,458
    YIT Oyj                                                       4,283     33,986
                                                                        ----------
TOTAL FINLAND                                                            1,641,128
                                                                        ----------
FRANCE -- (7.2%)
    Accor SA                                                        936     37,932
#*  Air France-KLM                                                2,302     12,163
    Airbus SE                                                     1,424     96,526
    Albioma SA                                                    1,147     19,575
*   Alstom SA                                                     1,261     35,780
    Altamir                                                         936     13,389
    Alten SA                                                        360     26,808
    Altran Technologies SA                                        1,959     28,988
    Arkema SA                                                     1,060    104,688
    Assystem                                                        430     13,639
    Atos SE                                                         494     52,559
    AXA SA                                                        6,608    162,406
    Beneteau SA                                                     816     10,058
    BNP Paribas SA                                                4,597    294,078
    Bollore SA                                                    5,989     23,955
    Bonduelle SCA                                                   316      8,153
    Bouygues SA                                                   2,961    107,591
    Bureau Veritas SA                                             1,505     29,473
    Capgemini SA                                                    872     70,997
    Carrefour SA                                                  5,444    133,178
    Casino Guichard Perrachon SA                                    937     50,525
*   Cegid Group SA                                                  257         --
*   CGG SA Sponsored ADR                                             94        956
    Chargeurs SA                                                  1,201     23,515
    Christian Dior SE                                               181     38,854

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
FRANCE -- (Continued)
    Cie de Saint-Gobain                                           3,013 $148,046
    Cie Generale des Etablissements Michelin                      1,763  189,403
    Cie Plastic Omnium SA                                         1,743   59,134
    CNP Assurances                                                2,336   43,900
    Credit Agricole SA                                            5,459   72,450
    Danone SA                                                     1,183   74,161
    Dassault Systemes SE                                            560   43,351
    Derichebourg SA                                               2,685   12,375
    Edenred                                                       2,281   49,732
    Eiffage SA                                                      799   57,440
#   Electricite de France SA                                      2,202   21,707
##  Elior Group                                                     459   10,268
    Engie SA                                                     11,708  140,174
*   Eramet                                                          350   20,136
*   Esso SA Francaise                                                16      717
*   Etablissements Maurel et Prom                                 3,472   15,905
    Euler Hermes Group                                              224   20,225
##  Euronext NV                                                      19      841
    Eutelsat Communications SA                                    2,599   44,330
    Faiveley Transport SA                                           202   21,845
    Faurecia                                                      2,196   95,415
    Gaztransport Et Technigaz SA                                     44    1,816
    Groupe Crit                                                     186   14,805
    Groupe Eurotunnel SE                                          1,970   18,325
*   Groupe Fnac SA(B7VQL46)                                          77    4,983
*   Groupe Fnac SA(BLRZL56)                                         578   37,676
    Hermes International                                             47   20,426
    Iliad SA                                                        101   21,599
    Imerys SA                                                       284   22,807
    Ingenico Group SA                                               634   53,463
    IPSOS                                                           595   19,721
    JCDecaux SA                                                   1,302   41,680
    Kering                                                          293   69,746
    L'Oreal SA                                                      434   78,909
    Lagardere SCA                                                 2,488   62,421
    Lectra                                                          328    6,364
    Legrand SA                                                      923   53,609
    LISI                                                            390   14,110
    LVMH Moet Hennessy Louis Vuitton SE                             841  169,481
    Metropole Television SA                                       1,252   24,611
    Natixis SA                                                    7,935   47,019
*   Naturex                                                          70    6,520
    Neopost SA                                                      479   15,832
*   Nexans SA                                                       940   54,547
    Nexity SA                                                       333   16,356
    Orange SA                                                    14,852  230,569
    Orange SA Sponsored ADR                                       2,675   41,596
*   Peugeot SA                                                   10,026  186,590
#*  Pierre & Vacances SA                                            114    5,178
    Publicis Groupe SA ADR                                        2,600   44,642
#   Rallye SA                                                       796   17,680
    Renault SA                                                    1,352  121,739
    Rexel SA                                                      4,325   75,432

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
FRANCE -- (Continued)
    Rubis SCA                                                       645 $   54,305
    Safran SA                                                       573     38,842
    Savencia SA                                                     112      8,857
    Schneider Electric SE(B11BPS1)                                  213     15,346
    Schneider Electric SE(4834108)                                1,564    111,911
    SCOR SE                                                       2,614     88,468
    SEB SA                                                          536     67,405
#*  Sequana SA                                                      436        856
    SES SA                                                        1,679     32,648
    Societe BIC SA                                                  279     36,480
    Societe Generale SA                                           3,124    152,725
#   Sodexo SA                                                       519     57,392
*   SOITEC                                                       12,242     23,273
#*  Solocal Group                                                   168        434
    Somfy SA                                                         49     21,112
    Sopra Steria Group                                              279     32,319
    Stef SA                                                         282     24,273
    STMicroelectronics NV(2430025)                                6,800     90,032
    STMicroelectronics NV(5962332)                                6,164     81,354
    Suez                                                          3,128     47,382
    Technicolor SA                                                2,918     12,511
    Teleperformance                                               1,286    137,665
    Thales SA                                                       513     48,127
    Total SA                                                     10,527    532,615
    Trigano SA                                                      418     37,512
*   Ubisoft Entertainment SA                                      2,639     86,765
    Valeo SA                                                      1,703    104,087
#*  Vallourec SA                                                  6,513     46,291
    Veolia Environnement SA                                       1,171     19,946
    Veolia Environnement SA ADR                                     635     10,827
    Vicat SA                                                        469     28,488
    Vilmorin & Cie SA                                               213     14,291
    Vinci SA                                                      1,483    103,953
    Vivendi SA                                                    4,442     81,447
*## Worldline SA                                                    475     12,811
#   Zodiac Aerospace                                                 90      2,736
                                                                        ----------
TOTAL FRANCE                                                             6,403,079
                                                                        ----------
GERMANY -- (6.2%)
    Aareal Bank AG                                                1,390     53,928
    Adidas AG                                                       211     33,297
    Allianz SE                                                    1,304    221,633
    Aurubis AG                                                      668     39,358
    Axel Springer SE                                                959     50,549
    BASF SE                                                       5,979    577,175
    Bauer AG                                                        343      5,196
    Bayerische Motoren Werke AG                                   2,651    242,063
    BayWa AG                                                        360     12,229
    Bechtle AG                                                      139     14,119
    Beiersdorf AG                                                    97      8,606
    Bertrandt AG                                                    214     21,365
    Bijou Brigitte AG                                               112      6,772
*   Bilfinger SE                                                    285     11,844

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
GERMANY -- (Continued)
    Brenntag AG                                                     881 $ 51,254
    CANCOM SE                                                       562   26,387
    Cewe Stiftung & Co. KGAA                                        287   23,395
    Comdirect Bank AG                                             1,445   15,193
    Commerzbank AG                                               10,980   95,496
    Continental AG                                                  413   80,850
    CTS Eventim AG & Co. KGaA                                       714   24,828
    Daimler AG                                                    6,300  473,803
*   Deutsche Bank AG(D18190898)                                   8,960  178,394
*   Deutsche Bank AG(5750355)                                       233    4,653
*   Deutsche Boerse AG                                              795   73,357
    Deutsche Lufthansa AG                                         5,573   74,447
    Deutsche Post AG                                              2,363   79,314
    Deutsche Telekom AG                                          26,384  461,904
    Deutsche Wohnen AG                                            2,845   92,797
    Deutz AG                                                      2,362   15,719
*   Dialog Semiconductor P.L.C.                                   1,528   71,101
    DMG Mori AG                                                   1,157   55,931
    Duerr AG                                                        417   36,176
    E.ON SE                                                       4,329   33,347
    E.ON SE Sponsored ADR                                         7,421   57,216
    Fielmann AG                                                     278   19,434
    Fraport AG Frankfurt Airport Services Worldwide                 402   24,058
    Freenet AG                                                    2,096   63,015
    Fuchs Petrolub SE                                               430   18,153
    GEA Group AG                                                  1,442   59,752
    Gerry Weber International AG                                    313    3,649
    Gesco AG                                                        420   10,372
    GFK SE                                                          297   13,961
    Grammer AG                                                      503   28,406
    GRENKE AG                                                       192   32,147
*   H&R GmbH & Co. KGaA                                              68    1,138
    Hamburger Hafen und Logistik AG                                 706   14,391
    Hannover Rueck SE                                               205   22,581
    HeidelbergCement AG                                             584   56,417
*   Heidelberger Druckmaschinen AG                                4,410   11,569
    Hochtief AG                                                     181   25,802
    Hugo Boss AG                                                    428   27,498
    Indus Holding AG                                                565   32,278
    Infineon Technologies AG                                      4,590   84,462
    Jenoptik AG                                                     847   16,248
#   K+S AG                                                        2,549   64,753
    KION Group AG                                                   395   24,073
*   Kloeckner & Co. SE                                            1,469   19,182
*   Kontron AG                                                    1,112    3,495
#   Krones AG                                                       229   23,409
    KWS Saat SE                                                      25    7,842
    Lanxess AG                                                    1,758  127,932
    LEG Immobilien AG                                               410   32,249
    Leoni AG                                                        751   30,162
    Metro AG                                                      2,894   99,035
    MLP AG                                                          505    2,609
    MTU Aero Engines AG                                             614   73,550

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
GERMANY -- (Continued)
    Muenchener Rueckversicherungs-Gesellschaft AG                   421 $   79,277
#*  Nordex SE                                                     1,346     28,444
    Norma Group SE                                                  405     18,075
    Osram Licht AG                                                1,507     87,459
*   Patrizia Immobilien AG                                        1,414     22,753
    Pfeiffer Vacuum Technology AG                                   158     17,185
#   ProSiebenSat.1 Media SE                                         528     22,462
    Puma SE                                                         101     30,759
    Rational AG                                                      20      9,081
    Rheinmetall AG                                                  925     70,986
#   RIB Software AG                                                 833     10,650
*   RWE AG                                                        8,756    116,586
    SAF-Holland SA                                                1,209     18,389
    Salzgitter AG                                                   796     30,549
    SAP SE                                                          700     64,015
#   Schaltbau Holding AG                                            174      6,222
    SHW AG                                                          202      6,688
    Sixt SE                                                         563     29,309
    Software AG                                                   1,169     42,170
#   Stroeer SE & Co. KGaA                                           445     21,923
    Suedzucker AG                                                 1,926     50,953
    Symrise AG                                                      436     26,253
    TAG Immobilien AG                                             2,214     29,933
    Takkt AG                                                        583     13,033
    Telefonica Deutschland Holding AG                             5,114     21,393
    ThyssenKrupp AG                                               1,298     32,882
*   Tom Tailor Holding AG                                           936      5,567
*   Uniper SE                                                       432      6,154
    United Internet AG                                              699     29,293
    Volkswagen AG                                                   339     54,306
    Vonovia SE                                                      877     28,733
*   Vossloh AG                                                      388     24,994
    VTG AG                                                          331     11,013
    Wacker Chemie AG                                                409     49,431
    Wacker Neuson SE                                                532      8,740
    XING AG                                                          17      3,329
                                                                        ----------
TOTAL GERMANY                                                            5,526,307
                                                                        ----------
GREECE -- (0.0%)
*   T Bank SA                                                     8,910         --
HONG KONG -- (2.9%)
    APT Satellite Holdings, Ltd.                                 19,500      9,795
#   ASM Pacific Technology, Ltd.                                  2,800     34,043
    Associated International Hotels, Ltd.                         6,000     17,454
#   Bank of East Asia, Ltd. (The)                                14,548     61,967
    BOC Hong Kong Holdings, Ltd.                                 22,500     89,952
#*  Brightoil Petroleum Holdings, Ltd.                           42,000     12,948
    Cafe de Coral Holdings, Ltd.                                 10,000     33,166
#   Cathay Pacific Airways, Ltd.                                 17,000     23,025
    Cheung Kong Infrastructure Holdings, Ltd.                     6,000     48,250
    Cheung Kong Property Holdings, Ltd.                           5,000     32,864
*   China Billion Resources, Ltd.                                56,240        239

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES   VALUE++
                                                                 --------- --------
HONG KONG -- (Continued)
*   China Energy Development Holdings, Ltd.                        176,000 $  1,961
    Chow Sang Sang Holdings International, Ltd.                      5,000    9,543
#   Chow Tai Fook Jewellery Group, Ltd.                              3,200    2,721
    Chuang's Consortium International, Ltd.                         93,642   17,679
    CITIC Telecom International Holdings, Ltd.                       8,000    2,610
    CK Hutchison Holdings, Ltd.                                     10,000  119,852
    CLP Holdings, Ltd.                                               5,000   48,803
    Dah Sing Banking Group, Ltd.                                     8,960   17,473
#   Dah Sing Financial Holdings, Ltd.                                4,576   35,334
*   Esprit Holdings, Ltd.                                           35,700   27,865
    Far East Consortium International, Ltd.                         37,000   16,032
    FIH Mobile, Ltd.                                                55,000   17,672
    First Pacific Co., Ltd.                                         55,600   42,157
    Future Bright Holdings, Ltd.                                    30,000    3,027
    G-Resources Group, Ltd.                                      1,184,400   21,107
    Giordano International, Ltd.                                    20,000   10,831
*   Global Brands Group Holding, Ltd.                               30,000    3,770
    Guotai Junan International Holdings, Ltd.                       13,000    4,260
    Hang Lung Group, Ltd.                                           12,000   46,022
    Hang Lung Properties, Ltd.                                      16,000   39,377
    Hang Seng Bank, Ltd.                                             3,100   63,187
    Henderson Land Development Co., Ltd.                            19,182  105,883
    HKT Trust & HKT, Ltd.                                           11,000   15,394
    Hong Kong & China Gas Co., Ltd.                                 17,861   33,629
#   Hong Kong Aircraft Engineering Co., Ltd.                         1,200    8,260
    Hong Kong Exchanges and Clearing, Ltd.                           2,560   61,918
    Hongkong & Shanghai Hotels, Ltd. (The)                          11,096   12,339
    Hopewell Holdings, Ltd.                                         14,000   49,989
    Hutchison Telecommunications Hong Kong Holdings, Ltd.           15,000    4,862
    Hysan Development Co., Ltd.                                      8,000   36,460
    Johnson Electric Holdings, Ltd.                                  9,375   24,945
    Kerry Logistics Network, Ltd.                                    6,500    8,385
    Kerry Properties, Ltd.                                          13,000   36,788
    Kowloon Development Co., Ltd.                                   10,000    9,398
    L'Occitane International SA                                      9,250   18,226
    Lai Sun Development Co., Ltd.                                  143,000    3,082
    Li & Fung, Ltd.                                                 54,000   23,416
    Lifestyle International Holdings, Ltd.                           4,500    5,770
    Liu Chong Hing Investment, Ltd.                                 12,000   16,610
    Luk Fook Holdings International, Ltd.                            8,000   23,506
    Man Wah Holdings, Ltd.                                          64,000   40,933
*   Midland Holdings, Ltd.                                          46,000   11,637
*   Midland IC&I, Ltd.                                             230,000    1,595
    MTR Corp., Ltd.                                                  7,053   35,830
    New World Development Co., Ltd.                                 55,317   63,824
    Newocean Energy Holdings, Ltd.                                  42,000   11,380
    NWS Holdings, Ltd.                                              37,839   67,995
    Orient Overseas International, Ltd.                              6,000   31,098
*   Pacific Basin Shipping, Ltd.                                    42,000    7,887
#   Pacific Textiles Holdings, Ltd.                                 15,000   16,566
    PCCW, Ltd.                                                      45,000   27,313
    Pico Far East Holdings, Ltd.                                    14,000    4,681
    Power Assets Holdings, Ltd.                                      2,500   23,955

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
HONG KONG -- (Continued)
    Prada SpA                                                      2,700 $   11,187
    Regal Hotels International Holdings, Ltd.                     24,600     13,517
    SA SA International Holdings, Ltd.                            28,000     11,157
    Samsonite International SA                                    17,400     54,645
    Shangri-La Asia, Ltd.                                         33,500     37,262
*   Shun Tak Holdings, Ltd.                                       27,500      9,504
*   Singamas Container Holdings, Ltd.                             42,000      4,749
    Sino Land Co., Ltd.                                           28,800     47,588
    SmarTone Telecommunications Holdings, Ltd.                    16,500     22,731
*   SOCAM Development, Ltd.                                        4,000      1,454
    Stella International Holdings, Ltd.                           10,000     15,223
    Sun Hung Kai & Co., Ltd.                                      11,619      7,582
    Sun Hung Kai Properties, Ltd.                                  6,134     84,410
    Swire Pacific, Ltd. Class A                                    1,500     15,282
    Swire Pacific, Ltd. Class B                                    5,000      8,803
    Swire Properties, Ltd.                                        10,000     28,138
    Techtronic Industries Co., Ltd.                               21,500     74,360
#   Television Broadcasts, Ltd.                                    5,100     19,563
#   Texwinca Holdings, Ltd.                                       14,000      8,970
    Transport International Holdings, Ltd.                         4,000     11,732
*   Trinity, Ltd.                                                 64,000      4,855
    Varitronix International, Ltd.                                17,000      7,630
    Victory City International Holdings, Ltd.                     14,000        512
#   Vitasoy International Holdings, Ltd.                          18,000     34,942
    VTech Holdings, Ltd.                                           2,200     27,308
    Wharf Holdings, Ltd. (The)                                    12,625     94,666
    Wheelock & Co., Ltd.                                          13,000     79,013
    Xinyi Glass Holdings, Ltd.                                    32,000     28,783
    Yue Yuen Industrial Holdings, Ltd.                            15,000     54,835
                                                                         ----------
TOTAL HONG KONG                                                           2,578,941
                                                                         ----------
IRELAND -- (0.5%)
*   Bank of Ireland                                              261,366     70,218
    CRH P.L.C.                                                     1,886     65,417
    CRH P.L.C. Sponsored ADR                                       1,293     44,634
*   FBD Holdings P.L.C.                                              158      1,358
    Glanbia P.L.C.                                                 1,329     22,446
    Irish Continental Group P.L.C.                                 3,964     20,188
    Kerry Group P.L.C. Class A                                       667     46,938
    Kingspan Group P.L.C.(0492793)                                 1,183     34,430
    Kingspan Group P.L.C.(4491235)                                 1,606     46,800
    Smurfit Kappa Group P.L.C.                                     3,976    104,799
                                                                         ----------
TOTAL IRELAND                                                               457,228
                                                                         ----------
ISRAEL -- (0.4%)
#*  Africa Israel Investments, Ltd.                                1,975        297
*   AudioCodes, Ltd.                                                 614      4,065
    Azrieli Group, Ltd.                                              381     17,391
    Bank Hapoalim BM                                               3,992     24,120
*   Bank Leumi Le-Israel BM                                        3,581     14,811
    Bezeq The Israeli Telecommunication Corp., Ltd.               10,611     18,537
    Delek Automotive Systems, Ltd.                                   855      7,855

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
ISRAEL -- (Continued)
    Delta-Galil Industries, Ltd.                                    374 $ 11,914
    Elbit Systems, Ltd.                                             102   11,240
    Formula Systems 1985, Ltd.                                      173    6,731
    Harel Insurance Investments & Financial Services, Ltd.        1,465    7,351
    Israel Chemicals, Ltd.                                        1,084    4,982
*   Israel Discount Bank, Ltd. Class A                           11,877   24,690
*   Jerusalem Oil Exploration                                       300   13,081
    Melisron, Ltd.                                                  118    5,406
*   Migdal Insurance & Financial Holding, Ltd.                    7,718    6,874
    Mizrahi Tefahot Bank, Ltd.                                    3,321   51,153
*   Naphtha Israel Petroleum Corp., Ltd.                          1,479    9,870
    Oil Refineries, Ltd.                                          7,964    2,803
*   Partner Communications Co., Ltd.                              2,267   13,291
    Paz Oil Co., Ltd.                                               120   18,581
*   Phoenix Holdings, Ltd. (The)                                  1,952    7,166
    Shikun & Binui, Ltd.                                          5,298   10,971
    Strauss Group, Ltd.                                           1,319   21,227
*   Union Bank of Israel                                            247    1,038
                                                                        --------
TOTAL ISRAEL                                                             315,445
                                                                        --------
ITALY -- (2.4%)
    A2A SpA                                                      16,029   21,409
    ACEA SpA                                                      1,354   16,579
    Ansaldo STS SpA                                               2,050   25,884
*   Arnoldo Mondadori Editore SpA                                 1,773    2,582
    Assicurazioni Generali SpA                                    7,440  118,721
#   Astaldi SpA                                                   1,321    8,610
    Atlantia SpA                                                  2,073   47,243
    Autogrill SpA                                                 2,299   20,218
    Azimut Holding SpA                                            1,510   27,171
#*  Banca Carige SpA                                              6,536    2,647
    Banca Generali SpA                                            1,007   25,687
    Banca IFIS SpA                                                  180    4,882
    Banca Mediolanum SpA                                          3,607   27,671
#*  Banca Monte dei Paschi di Siena SpA                              51      790
#*  Banca Popolare dell'Etruria e del Lazio SC                      424       --
    Banca Popolare di Sondrio SCPA                                9,550   33,864
    Banco BPM SpA                                                 2,396    6,802
    BPER Banca                                                   10,482   59,612
    Brembo SpA                                                      534   34,215
    Buzzi Unicem SpA                                              2,089   51,510
    Cairo Communication SpA                                          42      161
    Cementir Holding SpA                                          2,563   10,976
    CNH Industrial NV                                             6,535   58,055
    Credito Valtellinese SC                                      26,456   13,882
    Danieli & C Officine Meccaniche SpA                             433    9,290
    De' Longhi SpA                                                  720   17,981
    Enel SpA                                                     13,639   57,021
    Eni SpA                                                       5,888   90,533
    Eni SpA Sponsored ADR                                         2,146   66,333
    ERG SpA                                                       1,082   12,015
    Ferrari NV(BD6G507)                                             342   21,319
    Ferrari NV(N3167Y103)                                           160    9,941

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
ITALY -- (Continued)
*   Fiat Chrysler Automobiles NV(N31738102)                      13,679 $  150,332
*   Fiat Chrysler Automobiles NV(BRJFWP3)                         3,434     37,600
#   Geox SpA                                                        852      1,838
*   Gruppo Editoriale L'Espresso SpA                              3,978      3,383
    Hera SpA                                                     12,421     29,003
    IMMSI SpA                                                     4,196      1,679
    Industria Macchine Automatiche SpA                              246     16,306
    Interpump Group SpA                                           1,758     33,040
    Intesa Sanpaolo SpA                                          47,410    111,359
    Iren SpA                                                      8,189     13,319
*   Italgas SpA                                                   1,721      6,540
    Italmobiliare SpA                                               246     12,164
*   Leonardo SpA                                                  6,992     90,081
    Luxottica Group SpA                                              27      1,450
    Luxottica Group SpA Sponsored ADR                               355     19,014
    MARR SpA                                                        686     13,332
    Mediaset SpA                                                 14,069     60,275
    Mediobanca SpA                                                5,188     44,669
    Moncler SpA                                                     657     12,626
    Parmalat SpA                                                  3,464     11,181
    Piaggio & C SpA                                               2,131      3,545
    Prysmian SpA                                                  2,221     57,775
    Reply SpA                                                        87     11,165
*   Saipem SpA                                                   52,335     26,873
#   Salvatore Ferragamo SpA                                         861     22,774
    Saras SpA                                                     3,877      6,006
    Snam SpA                                                      8,606     32,755
    Societa Cattolica di Assicurazioni SCRL                       4,310     26,967
    Societa Iniziative Autostradali e Servizi SpA                 1,213      9,872
*   Telecom Italia SpA                                           88,857     76,409
*   Telecom Italia SpA Sponsored ADR                              8,020     69,052
    Terna Rete Elettrica Nazionale SpA                            8,437     37,003
#   Tod's SpA                                                       194     14,012
    UniCredit SpA                                                 1,810     49,413
    Unione di Banche Italiane SpA                                15,735     54,876
    Unipol Gruppo Finanziario SpA                                 6,471     23,931
    UnipolSai SpA                                                26,802     55,897
    Vittoria Assicurazioni SpA                                      877      9,895
                                                                        ----------
TOTAL ITALY                                                              2,161,015
                                                                        ----------
JAPAN -- (23.1%)
    77 Bank, Ltd. (The)                                           7,000     32,475
    ABC-Mart, Inc.                                                  100      5,822
    Adastria Co., Ltd.                                              600     16,101
    ADEKA Corp.                                                   2,100     30,585
    Advantest Corp.                                               1,600     29,854
    Aeon Co., Ltd.                                                9,310    134,549
    Aeon Delight Co., Ltd.                                          600     17,236
    Ahresty Corp.                                                   800      8,444
    Aica Kogyo Co., Ltd.                                          1,000     26,082
    Aichi Bank, Ltd. (The)                                          200     11,565
    Aichi Steel Corp.                                               400     17,508
    Aisan Industry Co., Ltd.                                      1,300     10,916

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Aisin Seiki Co., Ltd.                                         2,000 $ 91,489
#*  Akebono Brake Industry Co., Ltd.                              6,000   16,088
    Akita Bank, Ltd. (The)                                        5,000   15,735
#   Alpen Co., Ltd.                                                 700   12,493
    Alpine Electronics, Inc.                                      1,300   18,984
    Alps Electric Co., Ltd.                                       1,300   34,626
    Amano Corp.                                                   1,700   32,548
    ANA Holdings, Inc.                                            3,000    8,911
    Anritsu Corp.                                                 2,900   20,018
    AOKI Holdings, Inc.                                           1,200   15,110
    Aomori Bank, Ltd. (The)                                       2,000    6,590
    Aoyama Trading Co., Ltd.                                      1,200   42,295
    Arakawa Chemical Industries, Ltd.                               900   14,923
    Arcland Sakamoto Co., Ltd.                                      400    4,898
    Arcs Co., Ltd.                                                  800   18,025
    Asahi Diamond Industrial Co., Ltd.                            1,000    7,485
    Asahi Glass Co., Ltd.                                         9,000   66,867
    Asahi Holdings, Inc.                                            300    5,952
    Asahi Kasei Corp.                                            10,000   93,265
#   Asics Corp.                                                   1,000   19,480
    Avex Group Holdings, Inc.                                     1,200   18,036
    Awa Bank, Ltd. (The)                                          5,000   31,172
    Axial Retailing, Inc.                                           100    3,930
    Bank of Iwate, Ltd. (The)                                       400   16,005
    Bank of Kyoto, Ltd. (The)                                     5,000   39,087
#   Bank of Nagoya, Ltd. (The)                                      400   14,444
    Bank of Okinawa, Ltd. (The)                                     720   25,882
    Bank of Saga, Ltd. (The)                                      1,000    2,559
    Bank of the Ryukyus, Ltd.                                     1,400   18,717
    Benesse Holdings, Inc.                                          700   20,374
    Best Denki Co., Ltd.                                          8,100   10,332
    Bic Camera, Inc.                                              3,100   28,955
    Bridgestone Corp.                                             3,800  139,368
    Broadleaf Co., Ltd.                                           1,400    8,705
    Brother Industries, Ltd.                                      3,400   62,757
    C Uyemura & Co., Ltd.                                           200    9,096
#   Calbee, Inc.                                                    400   13,021
    Calsonic Kansei Corp.                                         6,000   95,385
    Canon Electronics, Inc.                                         600    9,193
    Canon Marketing Japan, Inc.                                   1,200   22,904
    Canon, Inc.                                                     994   29,409
#   Canon, Inc. Sponsored ADR                                     4,495  132,917
    Capcom Co., Ltd.                                              1,200   25,469
    Casio Computer Co., Ltd.                                      2,100   29,016
    Central Glass Co., Ltd.                                       4,000   19,167
    Central Japan Railway Co.                                       300   48,476
    Chiba Bank, Ltd. (The)                                        3,000   19,624
    Chiba Kogyo Bank, Ltd. (The)                                  1,500    7,747
    Chofu Seisakusho Co., Ltd.                                      700   15,961
    Chubu Electric Power Co., Inc.                                1,800   24,031
    Chubu Shiryo Co., Ltd.                                        1,400   12,983
    Chudenko Corp.                                                  800   17,002
    Chuetsu Pulp & Paper Co., Ltd.                                6,000   13,296

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)
    Chugoku Bank, Ltd. (The)                                      3,300 $48,543
    Chugoku Electric Power Co., Inc. (The)                        1,200  13,512
    Chugoku Marine Paints, Ltd.                                   2,000  14,548
    Chukyo Bank, Ltd. (The)                                         700  14,291
    Citizen Watch Co., Ltd.                                       2,500  15,525
    CKD Corp.                                                     2,200  29,388
    Coca-Cola East Japan Co., Ltd.                                1,527  33,254
#   Coca-Cola West Co., Ltd.                                      1,500  43,540
#   Colowide Co., Ltd.                                              700  11,735
    COMSYS Holdings Corp.                                         1,600  29,412
    Concordia Financial Group, Ltd.                               7,046  37,164
    Cosmo Energy Holdings Co., Ltd.                               1,500  25,958
    Credit Saison Co., Ltd.                                         400   7,288
    Daibiru Corp.                                                 1,500  13,606
    Daicel Corp.                                                  3,100  34,280
    Daido Steel Co., Ltd.                                         7,000  31,787
    Daifuku Co., Ltd.                                               800  17,685
    Daihen Corp.                                                  3,000  19,270
    Daiichikosho Co., Ltd.                                          400  15,895
    Daikin Industries, Ltd.                                         400  39,705
    Daikyo, Inc.                                                  5,000  10,268
#   Daio Paper Corp.                                              3,000  33,669
    Daisan Bank, Ltd. (The)                                         700  10,787
    Daiseki Co., Ltd.                                               200   3,996
    Daishi Bank, Ltd. (The)                                       8,000  35,314
    Daito Trust Construction Co., Ltd.                              200  27,960
    Daiwa House Industry Co., Ltd.                                2,100  56,872
    Daiwa Securities Group, Inc.                                  6,000  38,258
    Daiwabo Holdings Co., Ltd.                                    8,000  19,760
    DCM Holdings Co., Ltd.                                        1,800  16,152
    Denka Co., Ltd.                                              11,000  54,141
    Denso Corp.                                                   1,100  47,635
    Dentsu, Inc.                                                    800  36,975
    DIC Corp.                                                     1,400  43,354
    Disco Corp.                                                     400  51,074
#   DMG Mori Co., Ltd.                                            1,100  15,031
    Don Quijote Holdings Co., Ltd.                                  600  21,777
    Doutor Nichires Holdings Co., Ltd.                              400   7,625
    Dowa Holdings Co., Ltd.                                       5,000  42,437
    DTS Corp.                                                       900  20,367
#   Dunlop Sports Co., Ltd.                                       1,100  10,108
    Eagle Industry Co., Ltd.                                      1,300  17,449
    East Japan Railway Co.                                          600  54,334
    Ebara Corp.                                                   1,000  30,841
#   EDION Corp.                                                   1,800  17,279
#   Ehime Bank, Ltd. (The)                                        1,200  14,447
    Eighteenth Bank, Ltd. (The)                                   4,000  12,363
    Eizo Corp.                                                      500  14,083
    Electric Power Development Co., Ltd.                            600  13,946
    Enplas Corp.                                                    500  14,782
    Exedy Corp.                                                   1,000  27,079
    FamilyMart UNY Holdings Co., Ltd.                             1,111  70,367
    FANUC Corp.                                                     200  39,265

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)
    FCC Co., Ltd.                                                 1,000 $18,115
    Felissimo Corp.                                                 400   3,584
    FIDEA Holdings Co., Ltd.                                      5,200   9,516
    Foster Electric Co., Ltd.                                       500   7,825
    FP Corp.                                                        500  23,863
    France Bed Holdings Co., Ltd.                                 1,200   9,893
    Fudo Tetra Corp.                                              9,100  16,692
    Fuji Electric Co., Ltd.                                       7,000  41,471
    Fuji Heavy Industries, Ltd.                                   1,000  40,016
#   Fuji Kyuko Co., Ltd.                                          1,000   9,478
    Fuji Oil Holdings, Inc.                                       1,100  22,019
    Fuji Seal International, Inc.                                   800  16,987
    Fuji Soft, Inc.                                                 600  14,758
    Fujibo Holdings, Inc.                                           500  14,885
    FUJIFILM Holdings Corp.                                       1,300  50,343
    Fujikura, Ltd.                                                7,000  44,323
    Fujimori Kogyo Co., Ltd.                                        300   7,888
    Fujitec Co., Ltd.                                             1,400  16,453
    Fujitsu General, Ltd.                                         1,000  19,672
    Fujitsu, Ltd.                                                16,000  92,991
    Fukui Bank, Ltd. (The)                                        7,000  18,137
    Fukuoka Financial Group, Inc.                                 3,000  13,243
#   Fukuyama Transporting Co., Ltd.                               5,000  27,546
    Furukawa Co., Ltd.                                           10,000  19,535
    Furukawa Electric Co., Ltd.                                   1,800  61,075
    Futaba Corp.                                                  1,100  19,207
    Futaba Industrial Co., Ltd.                                     900   5,350
#   Geo Holdings Corp.                                              900  10,397
    Glory, Ltd.                                                   1,000  31,242
    GMO internet, Inc.                                            1,100  15,969
    Godo Steel, Ltd.                                                600  10,162
    Goldcrest Co., Ltd.                                           1,200  21,323
    Gree, Inc.                                                    2,900  15,643
    GS Yuasa Corp.                                                9,000  37,262
#*  GungHo Online Entertainment, Inc.                             3,500   7,600
    Gunma Bank, Ltd. (The)                                        9,000  49,093
    Gunze, Ltd.                                                   5,000  17,189
    Gurunavi, Inc.                                                  700  15,466
    H2O Retailing Corp.                                           2,945  48,741
    Hachijuni Bank, Ltd. (The)                                    7,000  41,202
    Hakuhodo DY Holdings, Inc.                                    2,200  27,068
    Hankyu Hanshin Holdings, Inc.                                 2,400  81,432
    Hanwa Co., Ltd.                                               4,000  27,282
    Haseko Corp.                                                  2,200  24,247
    Hazama Ando Corp.                                             4,200  29,307
    Heiwa Corp.                                                     800  19,287
    Heiwa Real Estate Co., Ltd.                                   1,300  18,067
    Heiwado Co., Ltd.                                             1,200  27,653
    Hibiya Engineering, Ltd.                                      1,200  18,057
    Hikari Tsushin, Inc.                                            200  18,277
    Hino Motors, Ltd.                                             1,000  10,550
    Hiroshima Bank, Ltd. (The)                                   11,000  51,394
    Hitachi Capital Corp.                                         1,300  33,373

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Hitachi Chemical Co., Ltd.                                    1,300 $ 36,908
    Hitachi Construction Machinery Co., Ltd.                      1,500   34,496
    Hitachi High-Technologies Corp.                                 400   17,134
    Hitachi Koki Co., Ltd.                                          600    4,608
    Hitachi Kokusai Electric, Inc.                                  800   17,967
    Hitachi Metals, Ltd.                                          2,000   27,726
    Hitachi Transport System, Ltd.                                1,100   22,450
    Hitachi Zosen Corp.                                           3,800   19,963
    Hitachi, Ltd.                                                41,000  234,744
    Hokkaido Electric Power Co., Inc.                             1,600   11,593
    Hokkan Holdings, Ltd.                                         5,000   20,434
    Hokkoku Bank, Ltd. (The)                                      7,000   26,689
    Hokuetsu Bank, Ltd. (The)                                       400    9,455
    Hokuetsu Industries Co., Ltd.                                   200    1,521
    Hokuetsu Kishu Paper Co., Ltd.                                3,600   21,844
    Hokuhoku Financial Group, Inc.                                2,500   42,830
    Hokuriku Electric Power Co.                                   1,800   18,135
    Hokuto Corp.                                                    800   14,476
    Honda Motor Co., Ltd.                                         7,300  217,240
    Honda Motor Co., Ltd. Sponsored ADR                           3,554  105,625
    Hosiden Corp.                                                 2,600   20,094
    House Foods Group, Inc.                                       1,500   32,188
    Hyakugo Bank, Ltd. (The)                                      4,000   16,430
    Hyakujushi Bank, Ltd. (The)                                   4,000   13,297
    Ibiden Co., Ltd.                                              2,800   39,822
    Ichiyoshi Securities Co., Ltd.                                2,000   15,528
    Idec Corp.                                                    1,300   13,345
#   IDOM, Inc.                                                    1,200    7,855
*   IHI Corp.                                                    20,000   53,856
    Iida Group Holdings Co., Ltd.                                 1,624   30,393
    Iino Kaiun Kaisha, Ltd.                                       2,500   10,210
    Inaba Denki Sangyo Co., Ltd.                                    600   21,273
    Inabata & Co., Ltd.                                             300    3,423
#   Inageya Co., Ltd.                                             2,000   27,157
    Inpex Corp.                                                   1,700   16,682
    Internet Initiative Japan, Inc.                                 700   11,257
#   Iseki & Co., Ltd.                                             5,000    9,913
*   Ishihara Sangyo Kaisha, Ltd.                                  1,300   10,608
    Isuzu Motors, Ltd.                                            4,500   60,381
    Ito En, Ltd.                                                    600   19,939
    ITOCHU Corp.                                                  5,300   73,012
    Itochu Enex Co., Ltd.                                         1,800   14,591
*   Itoham Yonekyu Holdings, Inc.                                 5,000   44,284
    IwaiCosmo Holdings, Inc.                                        900    8,557
    Iwatani Corp.                                                 7,000   38,998
    Iyo Bank, Ltd. (The)                                          4,300   28,854
    J Front Retailing Co., Ltd.                                   3,400   49,068
    J-Oil Mills, Inc.                                               300   10,399
    Japan Aviation Electronics Industry, Ltd.                     1,000   12,236
    Japan Exchange Group, Inc.                                    3,000   44,591
    Japan Pulp & Paper Co., Ltd.                                  5,000   16,235
    Japan Steel Works, Ltd. (The)                                 1,600   30,043
    Japan Wool Textile Co., Ltd. (The)                            2,000   15,661

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)
    JFE Holdings, Inc.                                            2,000 $35,008
    Joshin Denki Co., Ltd.                                        1,000   9,299
    JSR Corp.                                                     2,100  35,993
    JTEKT Corp.                                                   3,200  52,555
    Juki Corp.                                                    1,700  18,290
    Juroku Bank, Ltd. (The)                                       6,000  20,800
    JVC Kenwood Corp.                                             1,500   4,058
    JX Holdings, Inc.                                             2,800  13,205
#   K's Holdings Corp.                                            1,400  25,264
    Kaga Electronics Co., Ltd.                                    1,200  20,849
    Kajima Corp.                                                  6,000  41,819
    Kamigumi Co., Ltd.                                            4,000  38,883
    Kanamoto Co., Ltd.                                              600  15,614
    Kandenko Co., Ltd.                                            4,000  37,162
    Kaneka Corp.                                                  8,000  68,930
    Kanematsu Corp.                                              12,000  21,136
*   Kansai Electric Power Co., Inc. (The)                         3,300  35,265
    Kansai Paint Co., Ltd.                                        1,000  19,426
    Kao Corp.                                                     1,000  49,485
#   Kato Works Co., Ltd.                                            400  10,677
    Kawasaki Heavy Industries, Ltd.                              15,000  46,938
#   Kawasaki Kisen Kaisha, Ltd.                                  22,000  53,494
    KDDI Corp.                                                    3,700  99,413
    Keihan Holdings Co., Ltd.                                     5,000  33,305
    Keihanshin Building Co., Ltd.                                 2,300  12,220
    Keihin Corp.                                                  1,100  19,467
    Keikyu Corp.                                                  3,000  35,181
    Keio Corp.                                                    3,000  24,659
    Keisei Electric Railway Co., Ltd.                               500  11,838
    Keiyo Bank, Ltd. (The)                                        6,000  27,612
#   Key Coffee, Inc.                                                300   5,617
    Kintetsu Group Holdings Co., Ltd.                             7,000  26,910
    Kintetsu World Express, Inc.                                    600   8,263
    Kitz Corp.                                                    3,000  18,272
    Kiyo Bank, Ltd. (The)                                         1,500  23,892
    Koa Corp.                                                     1,400  16,417
*   Kobe Steel, Ltd.                                              5,800  56,416
    Kohnan Shoji Co., Ltd.                                        1,300  24,242
    Koito Manufacturing Co., Ltd.                                   500  26,523
    Kokuyo Co., Ltd.                                              1,600  19,758
    Komatsu Seiren Co., Ltd.                                      2,700  17,273
    Komatsu, Ltd.                                                 4,200  99,450
    Komeri Co., Ltd.                                                500  11,774
    Konami Holdings Corp.                                           500  19,995
    Konica Minolta, Inc.                                          7,300  75,621
    Konishi Co., Ltd.                                             1,200  13,900
    Konoike Transport Co., Ltd.                                   1,300  17,149
    Kose Corp.                                                      200  17,032
    Kubota Corp. Sponsored ADR                                      500  39,650
    Kurabo Industries, Ltd.                                       8,000  16,643
    Kuraray Co., Ltd.                                             3,200  50,720
    Kureha Corp.                                                    500  21,205
    Kurimoto, Ltd.                                                  100   2,086

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Kurita Water Industries, Ltd.                                 2,100 $ 49,816
    Kuroda Electric Co., Ltd.                                     1,300   26,815
    KYB Corp.                                                     4,000   19,476
    Kyocera Corp. Sponsored ADR                                     910   49,777
    Kyoei Steel, Ltd.                                             1,000   20,166
    Kyokuto Kaihatsu Kogyo Co., Ltd.                              1,100   15,825
    Kyokuto Securities Co., Ltd.                                    700   10,134
#   Kyoritsu Maintenance Co., Ltd.                                  240   15,654
    Kyushu Electric Power Co., Inc.                               1,800   20,091
    Kyushu Financial Group, Inc.                                  6,330   43,615
#   Lawson, Inc.                                                    300   21,898
    Leopalace21 Corp.                                             4,000   22,914
    Life Corp.                                                      200    5,783
    Lintec Corp.                                                  1,100   24,618
    Lion Corp.                                                    1,000   17,393
    LIXIL Group Corp.                                             1,700   39,693
    Maeda Road Construction Co., Ltd.                             2,000   34,572
    Makino Milling Machine Co., Ltd.                              2,000   17,501
    Makita Corp.                                                    500   34,728
    Marubeni Corp.                                                2,700   16,428
    Maruha Nichiro Corp.                                          1,200   33,191
    Max Co., Ltd.                                                 1,000   13,654
    Mazda Motor Corp.                                             5,099   75,037
    Mebuki Financial Group, Inc.                                  7,020   26,959
    Megmilk Snow Brand Co., Ltd.                                  1,000   26,247
    Meidensha Corp.                                               3,000   10,218
    Meitec Corp.                                                    400   15,020
#   Michinoku Bank, Ltd. (The)                                    2,000    3,377
    Micronics Japan Co., Ltd.                                       800    7,876
    Mimasu Semiconductor Industry Co., Ltd.                         500    8,062
#   MINEBEA MITSUMI, Inc.                                         2,770   27,537
    Ministop Co., Ltd.                                              800   14,369
    Mirait Holdings Corp.                                         2,000   18,220
#   Misawa Homes Co., Ltd.                                        1,200   11,349
    MISUMI Group, Inc.                                            3,600   67,261
    Mito Securities Co., Ltd.                                     3,000    8,183
    Mitsuba Corp.                                                 1,900   33,089
    Mitsubishi Chemical Holdings Corp.                           10,200   71,144
    Mitsubishi Corp.                                              3,100   70,029
    Mitsubishi Electric Corp.                                     7,000  106,531
    Mitsubishi Estate Co., Ltd.                                   2,000   38,068
    Mitsubishi Gas Chemical Co., Inc.                             2,400   46,033
    Mitsubishi Heavy Industries, Ltd.                            22,598  101,514
    Mitsubishi Logistics Corp.                                    3,000   42,675
    Mitsubishi Materials Corp.                                    1,500   51,188
    Mitsubishi Motors Corp.                                       7,000   37,920
    Mitsubishi Nichiyu Forklift Co., Ltd.                         2,000   14,357
*   Mitsubishi Paper Mills, Ltd.                                  1,000    6,954
    Mitsubishi Pencil Co., Ltd.                                     600   32,156
    Mitsubishi Shokuhin Co., Ltd.                                   400   11,925
    Mitsubishi Steel Manufacturing Co., Ltd.                      2,000    4,563
    Mitsubishi UFJ Financial Group, Inc.                         31,270  200,238
    Mitsubishi UFJ Lease & Finance Co., Ltd.                        300    1,599

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    Mitsuboshi Belting, Ltd.                                       2,000 $ 17,404
    Mitsui & Co., Ltd.                                               800   11,741
    Mitsui Chemicals, Inc.                                        18,000   84,647
    Mitsui Engineering & Shipbuilding Co., Ltd.                   18,000   29,118
    Mitsui Fudosan Co., Ltd.                                       2,000   46,174
    Mitsui High-Tec, Inc.                                          2,000   15,413
    Mitsui Mining & Smelting Co., Ltd.                            14,000   39,147
    Mitsui OSK Lines, Ltd.                                        18,000   57,202
    Mitsui Sugar Co., Ltd.                                           600   13,344
    Mitsui-Soko Holdings Co., Ltd.                                 2,000    5,975
    Miyazaki Bank, Ltd. (The)                                      5,000   16,585
    Mizuho Financial Group, Inc.                                 116,200  215,619
    Mizuno Corp.                                                   4,000   20,680
    Monex Group, Inc.                                              6,900   18,217
    Morinaga & Co., Ltd.                                             400   17,308
    Morinaga Milk Industry Co., Ltd.                               4,000   27,595
    Morita Holdings Corp.                                          1,000   14,166
    MS&AD Insurance Group Holdings, Inc.                             964   32,249
    Murata Manufacturing Co., Ltd.                                   500   67,342
    Musashi Seimitsu Industry Co., Ltd.                              900   24,775
    Musashino Bank, Ltd. (The)                                       600   17,735
    Nabtesco Corp.                                                 1,200   31,297
    Nachi-Fujikoshi Corp.                                          6,000   29,403
    Nagase & Co., Ltd.                                             1,700   23,297
    Nagoya Railroad Co., Ltd.                                      3,000   14,768
    Nankai Electric Railway Co., Ltd.                              7,000   34,619
    Nanto Bank, Ltd. (The)                                           500   20,134
    NEC Corp.                                                     49,000  113,092
    NEC Networks & System Integration Corp.                          600   10,930
    NET One Systems Co., Ltd.                                      1,400    9,557
    Neturen Co., Ltd.                                              1,500   11,950
    NGK Insulators, Ltd.                                           1,000   19,608
    NGK Spark Plug Co., Ltd.                                         800   18,019
    NHK Spring Co., Ltd.                                           2,000   20,153
    Nichias Corp.                                                  3,000   30,768
    Nichicon Corp.                                                 2,400   22,571
    Nichiha Corp.                                                    900   23,085
    Nichirei Corp.                                                 3,000   61,063
    Nidec Corp.                                                      300   28,168
    Nifco, Inc.                                                      700   35,245
    Nihon Dempa Kogyo Co., Ltd.                                      400    3,160
    Nihon M&A Center, Inc.                                         1,600   46,665
#   Nihon Nohyaku Co., Ltd.                                        1,000    5,440
    Nihon Parkerizing Co., Ltd.                                    2,000   24,495
    Nihon Unisys, Ltd.                                             1,200   15,505
    Nikkon Holdings Co., Ltd.                                      1,700   35,191
    Nippo Corp.                                                    1,000   18,905
    Nippon Beet Sugar Manufacturing Co., Ltd.                        900   18,327
    Nippon Chemi-Con Corp.                                         3,000    6,918
#   Nippon Concrete Industries Co., Ltd.                           1,100    3,348
*   Nippon Denko Co., Ltd.                                         4,000   11,513
    Nippon Densetsu Kogyo Co., Ltd.                                2,000   32,946
    Nippon Electric Glass Co., Ltd.                                3,000   17,270

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Nippon Express Co., Ltd.                                      9,000 $ 47,611
    Nippon Flour Mills Co., Ltd.                                  1,500   21,258
    Nippon Gas Co., Ltd.                                          1,100   31,579
    Nippon Koei Co., Ltd.                                           200    4,507
    Nippon Light Metal Holdings Co., Ltd.                        10,000   24,426
#   Nippon Paper Industries Co., Ltd.                             2,300   42,109
    Nippon Pillar Packing Co., Ltd.                                 300    3,636
    Nippon Road Co., Ltd. (The)                                   2,000    8,148
*   Nippon Sheet Glass Co., Ltd.                                  2,000   16,449
    Nippon Shokubai Co., Ltd.                                       400   27,568
    Nippon Steel & Sumitomo Metal Corp.                           4,067   98,249
    Nippon Suisan Kaisha, Ltd.                                    5,500   27,080
    Nippon Telegraph & Telephone Corp.                            1,000   44,172
    Nippon Telegraph & Telephone Corp. ADR                          777   34,320
    Nippon Valqua Industries, Ltd.                                  800   12,646
    Nippon Yakin Kogyo Co., Ltd.                                  2,500    4,201
    Nippon Yusen K.K.                                            17,000   35,949
*   Nishi-Nippon Financial Holdings, Inc.                         3,000   31,459
    Nishi-Nippon Railroad Co., Ltd.                               6,000   26,549
    Nishimatsu Construction Co., Ltd.                             7,000   35,004
#   Nissan Chemical Industries, Ltd.                                600   21,424
    Nissan Motor Co., Ltd.                                       24,200  239,415
    Nissan Shatai Co., Ltd.                                       1,500   14,212
#   Nissha Printing Co., Ltd.                                       600   16,476
    Nisshin Oillio Group, Ltd. (The)                              5,000   23,620
    Nisshin Seifun Group, Inc.                                    2,255   34,304
#   Nisshin Steel Co., Ltd.                                       2,100   28,454
    Nisshinbo Holdings, Inc.                                      2,000   19,052
    Nissin Electric Co., Ltd.                                       900   10,784
    Nitta Corp.                                                     500   13,584
    Nittetsu Mining Co., Ltd.                                       300   15,135
    Nitto Denko Corp.                                               900   71,214
    Nitto Kogyo Corp.                                             1,000   13,649
    Nojima Corp.                                                    100    1,101
    NOK Corp.                                                       800   16,258
    Nomura Holdings, Inc.                                         4,700   29,135
    Nomura Real Estate Holdings, Inc.                             1,800   30,960
    Nomura Research Institute, Ltd.                                 726   24,806
    Noritake Co., Ltd.                                              500   12,830
    Noritz Corp.                                                    700   12,006
    North Pacific Bank, Ltd.                                      8,000   32,133
    NS Solutions Corp.                                              800   15,835
    NSK, Ltd.                                                     2,900   35,204
    NTN Corp.                                                    12,000   50,682
    NTT Data Corp.                                                  500   25,199
    NTT DOCOMO, Inc.                                              5,700  136,287
    Obara Group, Inc.                                               100    4,705
    Obayashi Corp.                                                4,000   38,105
    Obic Co., Ltd.                                                  800   38,399
    Odakyu Electric Railway Co., Ltd.                             1,000   19,804
    Ogaki Kyoritsu Bank, Ltd. (The)                              10,000   38,594
    Ohsho Food Service Corp.                                        400   15,526
    Oiles Corp.                                                   1,440   25,702

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Oita Bank, Ltd. (The)                                         4,000 $ 14,988
    Oji Holdings Corp.                                            6,000   26,557
    Okabe Co., Ltd.                                               1,100    9,301
    Okamura Corp.                                                 2,000   19,823
    Oki Electric Industry Co., Ltd.                               1,500   21,579
    Okinawa Electric Power Co., Inc. (The)                          900   20,831
    OKUMA Corp.                                                   3,000   31,164
    Omron Corp.                                                     400   16,412
    Onward Holdings Co., Ltd.                                     2,000   14,766
    Oriental Land Co., Ltd.                                         400   21,920
    ORIX Corp.                                                    6,300   95,050
    Osaka Gas Co., Ltd.                                           8,000   29,987
#   OSG Corp.                                                       700   14,482
    Pacific Industrial Co., Ltd.                                    600    7,418
    PAL GROUP Holdings Co., Ltd.                                    200    5,092
    PanaHome Corp.                                                2,000   16,954
    Panasonic Corp.                                               9,000   93,644
    Parco Co., Ltd.                                                 300    2,923
    Park24 Co., Ltd.                                                600   16,560
    Penta-Ocean Construction Co., Ltd.                            7,000   34,178
    Pigeon Corp.                                                    900   24,450
    Pilot Corp.                                                     800   32,460
    Piolax, Inc.                                                    300   19,347
*   Pioneer Corp.                                                 2,500    5,488
    Plenus Co., Ltd.                                                900   19,554
    Press Kogyo Co., Ltd.                                         4,000   18,156
    Pressance Corp.                                               1,200   14,468
    Prima Meat Packers, Ltd.                                      5,000   19,532
    Relo Group, Inc.                                                200   29,399
    Rengo Co., Ltd.                                               4,000   24,428
*   Renown, Inc.                                                  2,700    2,772
    Resona Holdings, Inc.                                        15,200   82,294
    Resorttrust, Inc.                                               900   16,581
    Ricoh Co., Ltd.                                              12,100  107,950
    Ricoh Leasing Co., Ltd.                                         500   15,182
    Riken Corp.                                                     400   15,189
    Riso Kagaku Corp.                                             1,200   21,401
    Rohm Co., Ltd.                                                  400   25,578
    Roland DG Corp.                                                 400   12,026
    Round One Corp.                                                 900    6,475
    Ryoden Corp.                                                  3,000   19,748
    Saibu Gas Co., Ltd.                                           6,000   13,546
    Sakai Chemical Industry Co., Ltd.                             3,000   10,592
    San-A Co., Ltd.                                                 100    4,637
    San-Ai Oil Co., Ltd.                                          2,000   15,359
    San-In Godo Bank, Ltd. (The)                                  3,000   25,044
    Sanden Holdings Corp.                                         4,000   12,645
    Sankyo Tateyama, Inc.                                           900   13,463
    Sankyu, Inc.                                                  4,000   25,222
#   Sanrio Co., Ltd.                                                500    9,806
    Sanshin Electronics Co., Ltd.                                 1,500   16,185
    Sanwa Holdings Corp.                                          4,000   37,233
    Sanyo Chemical Industries, Ltd.                                 400   17,469

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Sanyo Electric Railway Co., Ltd.                              3,000 $ 16,243
#   Sanyo Shokai, Ltd.                                            5,000    7,441
    Sanyo Special Steel Co., Ltd.                                 3,000   15,890
    Sawada Holdings Co., Ltd.                                     1,400   11,430
    SBI Holdings, Inc.                                            4,470   61,703
    SCREEN Holdings Co., Ltd.                                       400   25,016
    SCSK Corp.                                                    1,000   37,538
    Seiko Epson Corp.                                             1,400   28,841
    Seiko Holdings Corp.                                          6,000   21,729
    Seino Holdings Co., Ltd.                                      4,000   46,259
    Seiren Co., Ltd.                                                400    4,945
    Sekisui Chemical Co., Ltd.                                    4,000   65,270
#   Sekisui House, Ltd.                                           2,700   43,676
    Senko Co., Ltd.                                               5,000   32,033
    Senshu Ikeda Holdings, Inc.                                   3,000   13,783
#   Senshukai Co., Ltd.                                           1,200    7,826
    Seria Co., Ltd.                                                 400   27,232
    Seven & I Holdings Co., Ltd.                                  2,600  103,814
#   Seven Bank, Ltd.                                              5,200   14,897
#*  Sharp Corp.                                                  24,000   64,903
    Shiga Bank, Ltd. (The)                                        7,000   39,280
    Shikoku Bank, Ltd. (The)                                      5,000   12,506
#*  Shikoku Electric Power Co., Inc.                              1,900   18,283
    Shima Seiki Manufacturing, Ltd.                                 400   13,799
    Shimachu Co., Ltd.                                            1,000   24,463
    Shimano, Inc.                                                   100   15,769
    Shimizu Corp.                                                 2,000   18,383
    Shin-Etsu Chemical Co., Ltd.                                  1,000   86,271
    Shindengen Electric Manufacturing Co., Ltd.                   3,000   11,055
    Shinko Electric Industries Co., Ltd.                          2,300   17,410
    Shinko Plantech Co., Ltd.                                     1,300    9,308
    Shinko Shoji Co., Ltd.                                          900    9,577
    Shinmaywa Industries, Ltd.                                    4,000   37,407
    Shiseido Co., Ltd.                                              700   19,564
    Shizuoka Gas Co., Ltd.                                        2,100   13,630
*   Shoko Co., Ltd.                                               5,000    4,467
    Showa Corp.                                                     800    5,505
    Showa Denko K.K.                                              3,800   62,359
#   Showa Shell Sekiyu K.K.                                       4,800   47,052
    Sintokogio, Ltd.                                              1,500   13,636
    SKY Perfect JSAT Holdings, Inc.                               3,500   15,751
    SMC Corp.                                                       100   27,298
    SMK Corp.                                                     3,000   10,909
    Sodick Co., Ltd.                                              1,500   13,101
    SoftBank Group Corp.                                          1,761  135,667
    Sojitz Corp.                                                 27,200   70,106
    Sompo Holdings, Inc.                                            900   32,589
    Sony Corp.                                                    5,200  157,444
    Sony Corp. Sponsored ADR                                      2,210   66,897
    Sotetsu Holdings, Inc.                                        6,000   30,333
    St Marc Holdings Co., Ltd.                                      800   24,105
    Stanley Electric Co., Ltd.                                    1,300   36,624
    Start Today Co., Ltd.                                         2,100   39,554

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Starts Corp., Inc.                                            1,000 $ 17,397
#   Sumco Corp.                                                   1,100   17,198
    Sumitomo Bakelite Co., Ltd.                                   5,000   29,569
    Sumitomo Corp.                                                2,200   27,579
    Sumitomo Densetsu Co., Ltd.                                   1,300   14,744
    Sumitomo Electric Industries, Ltd.                            5,000   72,754
    Sumitomo Forestry Co., Ltd.                                   3,600   49,522
    Sumitomo Heavy Industries, Ltd.                               9,000   61,878
    Sumitomo Metal Mining Co., Ltd.                               1,000   13,548
    Sumitomo Mitsui Construction Co., Ltd.                        8,100    8,601
    Sumitomo Mitsui Financial Group, Inc.                         5,864  230,056
    Sumitomo Osaka Cement Co., Ltd.                              11,000   44,294
    Sumitomo Realty & Development Co., Ltd.                       1,000   27,052
    Sumitomo Riko Co., Ltd.                                         500    5,163
    Sumitomo Rubber Industries, Ltd.                              1,900   29,676
    Sumitomo Seika Chemicals Co., Ltd.                              200    8,325
    Sun Frontier Fudousan Co., Ltd.                               1,200   10,669
    Suzuki Motor Corp.                                            1,400   54,030
*   SWCC Showa Holdings Co., Ltd.                                14,000   11,043
    T Hasegawa Co., Ltd.                                            800   13,630
    T&D Holdings, Inc.                                              700   10,370
    Tachi-S Co., Ltd.                                             1,000   16,489
    Tadano, Ltd.                                                  2,000   24,526
    Taiheiyo Cement Corp.                                        19,000   66,391
    Taiho Kogyo Co., Ltd.                                         1,300   18,943
    Taikisha, Ltd.                                                  500   12,363
    Taisei Corp.                                                  1,000    7,104
#   Taiyo Nippon Sanso Corp.                                        900   10,629
    Taiyo Yuden Co., Ltd.                                         2,000   24,393
#   Takara Leben Co., Ltd.                                        1,100    6,158
    Takara Standard Co., Ltd.                                     1,000   16,819
    Takasago International Corp.                                    200    5,352
    Takashimaya Co., Ltd.                                         5,000   43,060
#*  Takata Corp.                                                  1,000    4,718
    Takeuchi Manufacturing Co., Ltd.                                900   19,102
    Takuma Co., Ltd.                                              4,000   34,641
    Tamura Corp.                                                  4,000   15,289
    TDK Corp.                                                       900   64,689
    TDK Corp. Sponsored ADR                                         400   29,636
    Teijin, Ltd.                                                  3,800   80,206
    THK Co., Ltd.                                                   900   22,177
    TIS, Inc.                                                     1,200   27,190
    Toa Corp.                                                       600    9,513
    TOA ROAD Corp.                                                3,000    9,059
    Toagosei Co., Ltd.                                            2,400   25,692
    Tobishima Corp.                                               5,000    7,831
    Tobu Railway Co., Ltd.                                        3,000   15,226
    TOC Co., Ltd.                                                 1,200    9,484
    Tochigi Bank, Ltd. (The)                                      4,000   20,333
    Toei Co., Ltd.                                                1,000    8,895
    Toho Bank, Ltd. (The)                                         5,000   18,786
    Toho Gas Co., Ltd.                                            2,000   14,961
    Toho Zinc Co., Ltd.                                           3,000   13,066

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Tohoku Electric Power Co., Inc.                               2,400 $ 29,298
#   TOKAI Holdings Corp.                                            700    4,992
    Tokai Rika Co., Ltd.                                            900   17,912
    Token Corp.                                                     270   19,078
    Tokio Marine Holdings, Inc.                                     900   37,525
*   Tokuyama Corp.                                                8,000   35,805
    Tokyo Century Corp.                                           1,300   44,157
    Tokyo Dome Corp.                                              1,500   14,229
*   Tokyo Electric Power Co. Holdings, Inc.                       6,200   23,747
    Tokyo Electron, Ltd.                                            300   31,075
    Tokyo Energy & Systems, Inc.                                  2,000   17,829
    Tokyo Gas Co., Ltd.                                           5,000   22,189
    Tokyo Seimitsu Co., Ltd.                                        700   22,911
    Tokyo Steel Manufacturing Co., Ltd.                           3,700   33,346
    Tokyo TY Financial Group, Inc.                                  259    9,009
    Tokyu Corp.                                                   2,000   14,730
    Tokyu Fudosan Holdings Corp.                                  1,700    9,938
    TOMONY Holdings, Inc.                                         3,900   20,755
    TonenGeneral Sekiyu K.K.                                      2,000   23,520
    Toppan Forms Co., Ltd.                                        2,100   21,782
    Toppan Printing Co., Ltd.                                     3,000   29,448
    Topre Corp.                                                   1,400   35,666
    Topy Industries, Ltd.                                           700   19,564
    Toray Industries, Inc.                                        6,000   51,954
    Toshiba Machine Co., Ltd.                                     3,000   13,063
#   Toshiba Plant Systems & Services Corp.                          800   12,051
*   Toshiba TEC Corp.                                             4,000   21,907
    Tosoh Corp.                                                  10,000   75,554
    TOTO, Ltd.                                                      500   20,138
    Towa Bank, Ltd. (The)                                        18,000   18,283
    Toyo Engineering Corp.                                        4,000   10,664
    Toyo Ink SC Holdings Co., Ltd.                                6,000   29,286
    Toyo Kanetsu K.K.                                             5,000   14,832
    Toyo Kohan Co., Ltd.                                          4,000   14,528
    Toyo Suisan Kaisha, Ltd.                                        200    7,136
    Toyo Tire & Rubber Co., Ltd.                                  2,000   24,262
    Toyobo Co., Ltd.                                             19,000   30,802
    Toyoda Gosei Co., Ltd.                                        1,600   38,542
    Toyota Boshoku Corp.                                          1,100   24,389
    Toyota Industries Corp.                                         400   19,304
    Toyota Motor Corp.                                           10,906  634,215
    Toyota Motor Corp. Sponsored ADR                              3,466  401,189
    Toyota Tsusho Corp.                                           3,700  101,772
    Trancom Co., Ltd.                                               300   14,452
    Transcosmos, Inc.                                               600   15,743
*   Trend Micro, Inc.                                               500   19,403
    Trusco Nakayama Corp.                                           600   13,628
    TS Tech Co., Ltd.                                               400   10,209
    Tsubakimoto Chain Co.                                         3,000   24,033
    Tsukuba Bank, Ltd.                                            2,900    8,792
    UACJ Corp.                                                    3,114    9,790
    Ube Industries, Ltd.                                         29,000   69,727
    Ulvac, Inc.                                                   1,300   46,051

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------ -----------
JAPAN -- (Continued)
    Unicharm Corp.                                                  800 $    18,018
    Union Tool Co.                                                  600      16,738
    Unipres Corp.                                                 1,100      23,208
    United Arrows, Ltd.                                             500      14,124
    Unizo Holdings Co., Ltd.                                        500      14,221
    Usen Corp.                                                    2,900       9,733
    Ushio, Inc.                                                   1,700      21,578
    USS Co., Ltd.                                                   800      14,041
    Valor Holdings Co., Ltd.                                        500      12,992
    VT Holdings Co., Ltd.                                         3,900      18,964
    Wacoal Holdings Corp.                                         2,000      24,237
    Wakita & Co., Ltd.                                            1,000       9,253
    West Holdings Corp.                                           1,800      12,995
    West Japan Railway Co.                                          500      32,576
    Xebio Holdings Co., Ltd.                                        700      10,459
    Yahoo Japan Corp.                                             5,300      22,243
#   Yamada Denki Co., Ltd.                                        5,900      32,506
    Yamagata Bank, Ltd. (The)                                     4,000      17,116
    Yamaguchi Financial Group, Inc.                               4,000      43,581
    Yamaha Corp.                                                    600      18,327
    Yamaha Motor Co., Ltd.                                        1,300      27,039
    Yamanashi Chuo Bank, Ltd. (The)                               4,000      18,810
    Yamato Kogyo Co., Ltd.                                          900      26,911
    Yamazaki Baking Co., Ltd.                                     1,400      28,155
    Yamazen Corp.                                                   200       1,711
    Yaskawa Electric Corp.                                        1,900      34,261
    Yellow Hat, Ltd.                                                100       2,290
    Yodogawa Steel Works, Ltd.                                      700      19,966
    Yokogawa Bridge Holdings Corp.                                  300       3,819
    Yokogawa Electric Corp.                                       1,600      25,568
    Yokohama Rubber Co., Ltd. (The)                               2,500      43,968
    Yorozu Corp.                                                    700       9,728
    Zensho Holdings Co., Ltd.                                     1,300      22,318
    Zeon Corp.                                                    4,000      45,901
                                                                        -----------
TOTAL JAPAN                                                              20,506,996
                                                                        -----------
NETHERLANDS -- (2.4%)
    Aalberts Industries NV                                        2,548      89,437
    Accell Group                                                    878      20,591
    Aegon NV                                                     14,188      77,119
    Akzo Nobel NV                                                 2,777     188,462
*   Altice NV Class B                                               606      13,374
    AMG Advanced Metallurgical Group NV                           1,751      32,439
#   APERAM SA                                                       865      40,909
    Arcadis NV                                                    1,720      23,388
*   ArcelorMittal                                                12,157      94,703
    ASM International NV                                            727      35,844
    ASML Holding NV(B929F46)                                        504      61,210
    ASML Holding NV(B908F01)                                        154      18,696
    BE Semiconductor Industries NV                                  935      33,761
    BinckBank NV                                                  1,231       7,055
    Boskalis Westminster                                          2,285      84,540
    Brunel International NV                                         272       4,773

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
NETHERLANDS -- (Continued)
    Corbion NV                                                      916 $   23,462
    Delta Lloyd NV                                               12,015     69,175
*   Fugro NV                                                      1,470     23,186
    Gemalto NV                                                      965     56,003
    ING Groep NV                                                 10,649    152,983
    KAS Bank NV                                                      70        645
    Kendrion NV                                                     337      9,569
    Koninklijke Ahold Delhaize NV                                 2,930     62,423
    Koninklijke Ahold Delhaize NV Sponsored ADR                   5,225    111,110
    Koninklijke BAM Groep NV                                      4,087     19,283
    Koninklijke KPN NV                                           25,735     74,142
    Koninklijke Vopak NV                                          1,111     47,723
    NN Group NV                                                   1,435     50,822
*   PostNL NV                                                     9,281     40,734
    Randstad Holding NV                                             921     53,583
    RELX NV                                                       3,695     62,411
    RELX NV Sponsored ADR                                         2,928     49,313
    SBM Offshore NV                                               2,531     41,173
    Sligro Food Group NV                                            627     22,748
#*  SNS Reaal NV                                                  3,557         --
    Telegraaf Media Groep NV                                        853      5,469
    TKH Group NV                                                    877     35,548
#*  TomTom NV                                                     1,851     16,968
    Unilever NV(B12T3J1)                                            907     36,789
    Unilever NV(904784709)                                        2,329     94,674
    Wessanen                                                      3,571     50,686
    Wolters Kluwer NV                                             1,867     71,397
                                                                        ----------
TOTAL NETHERLANDS                                                        2,108,320
                                                                        ----------
NEW ZEALAND -- (0.4%)
    Air New Zealand, Ltd.                                        11,327     17,459
    Auckland International Airport, Ltd.                         16,707     83,799
    Chorus, Ltd.                                                 10,565     31,430
    Contact Energy, Ltd.                                          7,971     27,932
    Fletcher Building, Ltd.(6341606)                              4,961     38,221
    Fletcher Building, Ltd.(6341617)                                913      6,993
    Infratil, Ltd.                                                5,431     11,434
    Kathmandu Holdings, Ltd.                                      4,918      6,817
    Mainfreight, Ltd.                                             1,051     16,128
    Mercury NZ, Ltd.                                              5,353     12,063
    Meridian Energy, Ltd.                                           756      1,461
#   New Zealand Oil & Gas, Ltd.                                     583        273
    New Zealand Refining Co., Ltd. (The)                          4,103      8,135
#   NZME, Ltd.                                                    1,604        791
#   Port of Tauranga, Ltd.                                        5,520     16,965
    SKY Network Television, Ltd.                                  3,260     11,098
    Spark New Zealand, Ltd.                                      18,634     48,014
    Tilt Renewables, Ltd.                                         2,795      4,717
    Trade Me Group, Ltd.                                          2,088      7,751
    Trustpower, Ltd.                                              2,795      9,520

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
NEW ZEALAND -- (Continued)
*   Xero, Ltd.                                                        3 $     42
                                                                        --------
TOTAL NEW ZEALAND                                                        361,043
                                                                        --------
NORWAY -- (0.9%)
#*  Akastor ASA                                                   1,805    3,233
#   Aker ASA Class A                                              1,379   57,183
    Aker BP ASA                                                     799   14,538
*   Aker Solutions ASA                                              784    4,228
    Atea ASA                                                        726    7,066
    Austevoll Seafood ASA                                         2,794   25,842
    Bakkafrost P/F                                                  470   18,064
    Bonheur ASA                                                     128    1,288
*   BW Offshore, Ltd.                                             2,050    5,983
    DNB ASA                                                       5,149   85,898
#*  DNO ASA                                                       3,689    3,861
    Ekornes ASA                                                     300    4,150
#*  Fred Olsen Energy ASA                                           566    1,220
#   Frontline, Ltd.                                                 727    5,025
    Gjensidige Forsikring ASA                                       752   12,941
*   Kongsberg Automotive ASA                                     28,148   19,896
    Kongsberg Gruppen ASA                                           640   10,563
*   Kvaerner ASA                                                  6,566    8,644
    Leroy Seafood Group ASA                                         449   24,999
    Marine Harvest ASA                                            2,483   43,839
#*  Nordic Semiconductor ASA                                      3,571   15,046
    Norsk Hydro ASA                                               2,206   12,584
*   Norske Skogindustrier ASA                                     7,052    2,351
#*  Norwegian Air Shuttle ASA                                       201    6,562
    Orkla ASA                                                       943    8,798
#*  Petroleum Geo-Services ASA                                    6,042   20,079
*   Prosafe SE                                                      108      449
    Salmar ASA                                                      616   17,435
#*  Seadrill, Ltd.(B09RMQ1)                                         818    1,603
*   Seadrill, Ltd.(B0HWHV8)                                       1,658    3,100
*   Sevan Marine ASA                                                744    1,436
    SpareBank 1 SR-Bank ASA                                       3,295   24,499
    Statoil ASA                                                   4,147   77,330
    Statoil ASA Sponsored ADR                                     3,231   60,323
    Stolt-Nielsen, Ltd.                                             218    3,293
*   Storebrand ASA                                                9,866   60,160
*   Subsea 7 SA                                                   2,180   29,664
    Telenor ASA                                                     923   14,632
    TGS Nopec Geophysical Co. ASA                                 1,477   35,462
    Tomra Systems ASA                                             2,200   24,077
    Veidekke ASA                                                  1,440   21,400
    Yara International ASA                                          602   25,384
                                                                        --------
TOTAL NORWAY                                                             824,128
                                                                        --------
PORTUGAL -- (0.3%)
    Altri SGPS SA                                                 4,909   21,531
*   Banco BPI SA                                                  5,001    6,125
#*  Banco Comercial Portugues SA Class R                         10,538    1,787

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
PORTUGAL -- (Continued)
*   Banco Espirito Santo SA                                       30,233 $     --
    EDP--Energias de Portugal SA                                   9,374   27,261
    EDP Renovaveis SA                                              4,715   30,291
    Galp Energia SGPS SA                                           4,613   67,969
    Jeronimo Martins SGPS SA                                       2,262   38,286
    Mota-Engil SGPS SA                                             2,737    4,760
    Navigator Co. SA (The)                                         6,401   23,312
    NOS SGPS SA                                                    3,274   18,436
#   REN--Redes Energeticas Nacionais SGPS SA                       3,580    9,861
    Sonae SGPS SA                                                 13,955   12,012
                                                                         --------
TOTAL PORTUGAL                                                            261,631
                                                                         --------
SINGAPORE -- (1.0%)
*   Boustead Projects, Ltd.                                        4,800    2,495
    Boustead Singapore, Ltd.                                      16,000    9,162
    Bukit Sembawang Estates, Ltd.                                  2,000    6,960
    CapitaLand, Ltd.                                              22,000   51,342
    ComfortDelGro Corp., Ltd.                                      6,000   10,267
#*  COSCO Corp. Singapore, Ltd.                                   14,000    2,781
    CSE Global, Ltd.                                              19,000    6,187
    CWT, Ltd.                                                      9,000   12,753
    DBS Group Holdings, Ltd.                                       5,104   69,006
    Delfi, Ltd.                                                    3,000    4,766
*   Ezion Holdings, Ltd.                                          31,824    9,298
#*  Ezra Holdings, Ltd.                                          104,356    3,547
    Far East Orchard, Ltd.                                         8,000    8,374
    First Resources, Ltd.                                         12,000   16,377
    GL, Ltd.                                                      19,000   10,590
    Golden Agri-Resources, Ltd.                                   29,000    8,723
    GuocoLand, Ltd.                                               12,000   15,624
    Hutchison Port Holdings Trust                                 50,000   21,266
    Hyflux, Ltd.                                                  14,000    5,159
    Indofood Agri Resources, Ltd.                                  6,000    2,282
    Keppel Corp., Ltd.                                             6,300   27,645
    Keppel Infrastructure Trust                                   18,264    6,415
    M1, Ltd.                                                       7,000    9,976
    Midas Holdings, Ltd.                                          30,000    4,889
*   Noble Group, Ltd.                                             70,000    8,466
    OUE, Ltd.                                                      5,000    6,491
    Oversea-Chinese Banking Corp., Ltd.                           12,027   80,215
*   Raffles Education Corp., Ltd.                                  6,127      842
    SATS, Ltd.                                                     6,278   23,526
    SembCorp Industries, Ltd.                                      9,000   20,100
    Sinarmas Land, Ltd.                                           33,000   10,513
    Singapore Airlines, Ltd.                                       5,200   36,624
    Singapore Exchange, Ltd.                                       6,000   31,560
    Singapore Post, Ltd.                                          14,000   14,596
    Singapore Technologies Engineering, Ltd.                       9,000   21,092
    Singapore Telecommunications, Ltd.                            22,000   60,487
    Stamford Land Corp., Ltd.                                      9,000    3,258
*   Swiber Holdings, Ltd.                                          2,249      130
*   Tat Hong Holdings, Ltd.                                       10,000    2,560
    United Engineers, Ltd.                                        12,000   24,094

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
SINGAPORE -- (Continued)
    United Industrial Corp., Ltd.                                15,000 $ 30,128
    United Overseas Bank, Ltd.                                    6,414   95,389
    UOB-Kay Hian Holdings, Ltd.                                  12,000   10,832
    UOL Group, Ltd.                                               9,289   42,071
    Venture Corp., Ltd.                                           4,700   34,000
    Wing Tai Holdings, Ltd.                                      10,000   12,331
    Yeo Hiap Seng, Ltd.                                           1,767    1,753
*   Yongnam Holdings, Ltd.                                       31,125    4,342
                                                                        --------
TOTAL SINGAPORE                                                          901,284
                                                                        --------
SPAIN -- (2.7%)
    Abertis Infraestructuras SA                                   2,140   30,665
    Acciona SA                                                      648   50,271
    Acerinox SA                                                   3,789   52,105
    ACS Actividades de Construccion y Servicios SA                1,303   40,159
##  Aena SA                                                          20    2,909
    Amadeus IT Group SA                                           1,683   77,857
    Applus Services SA                                            1,021   11,670
    Atresmedia Corp. de Medios de Comunicacion SA                 1,085   12,348
    Banco Bilbao Vizcaya Argentaria SA                            8,856   60,225
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR             16,080  109,504
    Banco de Sabadell SA                                         58,725   88,658
    Banco Popular Espanol SA                                     10,830   11,214
    Banco Santander SA                                           34,433  192,370
#   Banco Santander SA Sponsored ADR                             46,980  261,211
    Bankia SA                                                     8,460    8,944
    Bankinter SA                                                  3,572   28,751
    Bolsas y Mercados Espanoles SHMSF SA                          1,498   47,292
    CaixaBank SA                                                  8,091   29,659
##  Cellnex Telecom SA                                              158    2,250
*   Cementos Portland Valderrivas SA                                228    1,468
    Cie Automotive SA                                               590   10,977
    Construcciones y Auxiliar de Ferrocarriles SA                   520   21,116
    Distribuidora Internacional de Alimentacion SA                8,452   44,735
*   Duro Felguera SA                                              2,644    3,402
    Ebro Foods SA                                                   994   20,514
    Elecnor SA                                                      157    1,575
    Enagas SA                                                     2,634   64,689
    Ence Energia y Celulosa SA                                    3,405    9,089
    Endesa SA                                                     1,354   27,923
    Ferrovial SA                                                  1,595   28,953
    Gamesa Corp. Tecnologica SA                                   6,353  133,594
    Gas Natural SDG SA                                            3,433   66,223
    Grupo Catalana Occidente SA                                     923   30,090
    Iberdrola SA(B288C92)                                        26,047  164,518
    Iberdrola SA(BYXLF46)                                           504    3,174
*   Indra Sistemas SA                                             1,150   12,668
    Industria de Diseno Textil SA                                 1,738   57,485
    Mapfre SA                                                    19,733   59,831
    Mediaset Espana Comunicacion SA                               4,163   50,953
    Melia Hotels International SA                                   953   12,255
    Miquel y Costas & Miquel SA                                     303    8,036
    Obrascon Huarte Lain SA                                       2,259    7,673

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
SPAIN -- (Continued)
    Papeles y Cartones de Europa SA                               1,604 $    9,683
*   Pescanova SA                                                    468         --
*   Promotora de Informaciones SA Class A                           966      5,479
*   Realia Business SA                                           15,894     15,499
    Red Electrica Corp. SA                                        2,668     47,709
    Repsol SA                                                     2,484     36,817
    Repsol SA Sponsored ADR                                       1,924     28,592
*   Sacyr SA                                                      7,399     19,269
    Tecnicas Reunidas SA                                            630     25,015
    Telefonica SA                                                 6,588     63,740
    Telefonica SA Sponsored ADR                                  12,139    117,020
    Tubacex SA                                                    1,844      5,767
    Vidrala SA                                                      390     21,141
    Viscofan SA                                                     735     37,376
    Zardoya Otis SA                                               3,054     25,775
                                                                        ----------
TOTAL SPAIN                                                              2,417,885
                                                                        ----------
SWEDEN -- (2.9%)
    AAK AB                                                          685     45,490
    AF AB Class B                                                 1,570     31,356
    Alfa Laval AB                                                 2,007     37,523
    Assa Abloy AB Class B                                         2,063     39,037
    Atlas Copco AB Class A                                        1,384     44,387
    Atlas Copco AB Class B                                          777     22,534
    Avanza Bank Holding AB                                          446     20,425
    Axfood AB                                                     1,400     23,020
    B&B Tools AB Class B                                            600     13,745
    Beijer Alma AB                                                  381     10,674
    Bilia AB Class A                                              1,558     37,433
    BillerudKorsnas AB                                            4,342     72,338
    Boliden AB                                                    4,049    118,119
*   Bonava AB Class B                                             1,600     24,634
#   Byggmax Group AB                                              1,675     11,360
    Castellum AB                                                  2,615     36,023
    Clas Ohlson AB Class B                                          566      8,929
    Cloetta AB Class B                                            2,007      6,769
    Concentric AB                                                 1,052     14,161
    Duni AB                                                         892     12,758
    Electrolux AB Series B                                        1,570     41,748
    Fabege AB                                                       643     10,949
*   Fastighets AB Balder Class B                                    476      9,743
#*  Fingerprint Cards AB Class B                                    985      5,995
    Haldex AB                                                     2,000     27,210
    Hennes & Mauritz AB Class B                                   1,312     37,539
    Hexagon AB Class B                                              547     21,638
    Hexpol AB                                                     4,840     46,876
    HIQ International AB                                          1,637     11,900
    Holmen AB Class B                                               995     36,405
    Husqvarna AB Class B                                          2,318     19,414
#   ICA Gruppen AB                                                  746     24,378
    Indutrade AB                                                  2,102     42,655
#   Intrum Justitia AB                                              841     28,313
    JM AB                                                         1,200     36,186

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
SWEDEN -- (Continued)
    KappAhl AB                                                    3,182 $   19,037
    Klovern AB Class B                                            9,144      9,629
    Lindab International AB                                       1,863     16,194
    Loomis AB Class B                                             1,303     38,136
*   Lundin Petroleum AB                                           1,699     36,665
#   Mekonomen AB                                                    827     17,679
    Millicom International Cellular SA                              674     33,378
    Modern Times Group MTG AB Class B                               763     23,517
    NCC AB Class B                                                1,600     39,351
    NetEnt AB                                                     1,506     12,083
    New Wave Group AB Class B                                     1,962     12,219
    Nibe Industrier AB Class B                                    7,696     63,469
    Nobia AB                                                      4,200     37,764
    Nordea Bank AB                                                7,074     85,399
    Peab AB                                                       4,058     33,247
    Ratos AB Class B                                                678      3,656
    Rezidor Hotel Group AB                                        1,026      4,150
    Saab AB Class B                                               1,477     60,318
    Sandvik AB                                                    2,872     38,768
#*  SAS AB                                                        1,855      3,004
    Scandi Standard AB                                            1,287      8,243
    Securitas AB Class B                                          3,673     58,486
    Skandinaviska Enskilda Banken AB Class A                      4,651     52,244
    Skanska AB Class B                                              951     23,252
    SKF AB Class A                                                  582     11,693
    SKF AB Class B                                                2,766     55,657
    SkiStar AB                                                      883     15,551
#*  SSAB AB Class A(B17H0S8)                                      6,154     25,296
#*  SSAB AB Class A(BPRBWK4)                                        604      2,483
*   SSAB AB Class B(B17H3F6)                                     13,504     45,520
*   SSAB AB Class B(BPRBWM6)                                      3,408     11,485
    Svenska Cellulosa AB SCA Class B                              2,444     73,544
    Svenska Handelsbanken AB Class A                              3,800     56,729
    Sweco AB Class B                                                833     18,385
    Swedbank AB Class A                                           2,231     56,411
    Tele2 AB Class B                                              5,261     46,384
    Telefonaktiebolaget LM Ericsson Class A                         436      2,615
    Telefonaktiebolaget LM Ericsson Class B                       7,036     41,641
    Telefonaktiebolaget LM Ericsson Sponsored ADR                 6,821     40,176
    Telia Co AB                                                  21,953     89,051
    Trelleborg AB Class B                                         1,366     28,339
    Volvo AB Class A                                              1,258     16,087
    Volvo AB Class B                                              8,211    105,082
    Wallenstam AB Class B                                         2,048     16,073
                                                                        ----------
TOTAL SWEDEN                                                             2,519,754
                                                                        ----------
SWITZERLAND -- (5.1%)
    ABB, Ltd.                                                     2,715     64,701
    ABB, Ltd. Sponsored ADR                                       4,791    114,122
    Adecco Group AG                                               1,762    126,080
#   ams AG                                                        1,102     37,963
*   Arbonia AG                                                    1,332     22,958
    Aryzta AG                                                       811     22,339

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
SWITZERLAND -- (Continued)
    Ascom Holding AG                                              1,349 $ 22,616
    Autoneum Holding AG                                             124   32,428
    Baloise Holding AG                                              631   81,249
    Bank Coop AG                                                     87    3,805
    Banque Cantonale Vaudoise                                        49   33,472
    Barry Callebaut AG                                               34   42,071
    Belimo Holding AG                                                 7   22,499
    Bell AG                                                          20    8,422
#   Berner Kantonalbank AG                                          107   19,745
    BKW AG                                                          158    7,981
    Bobst Group SA                                                  277   20,226
    Bossard Holding AG Class A                                       88   14,653
    Bucher Industries AG                                            173   46,952
#   Burckhardt Compression Holding AG                                52   15,348
    Burkhalter Holding AG                                           152   21,452
    Cembra Money Bank AG                                            156   11,779
    Cie Financiere Richemont SA                                   2,379  185,276
    Clariant AG                                                   4,658   87,297
    Credit Suisse Group AG                                        7,526  114,885
    Daetwyler Holding AG                                            119   18,154
    DKSH Holding AG                                                 628   46,431
    dormakaba Holding AG                                             37   28,728
*   Dufry AG                                                        469   66,953
    EFG International AG                                          1,159    7,035
    Emmi AG                                                          98   61,437
    Energiedienst Holding AG                                        604   15,804
    Flughafen Zuerich AG                                            408   80,237
    Forbo Holding AG                                                 27   37,234
    GAM Holding AG                                                  241    2,459
    Geberit AG                                                      140   59,834
    Georg Fischer AG                                                 84   69,227
    Givaudan SA                                                      34   61,297
    Gurit Holding AG                                                 16   12,398
    Helvetia Holding AG                                              56   31,689
    Huber & Suhner AG                                               335   20,869
    Implenia AG                                                     444   33,236
    Inficon Holding AG                                               39   16,478
    Interroll Holding AG                                             14   16,428
    Intershop Holding AG                                              2    1,013
    IWG P.L.C.                                                   13,221   41,651
    Julius Baer Group, Ltd.                                         993   46,682
    Kardex AG                                                       238   23,871
    Komax Holding AG                                                 24    6,297
    Kudelski SA                                                   1,531   28,049
    Kuehne + Nagel International AG                                 283   38,722
    LafargeHolcim, Ltd.                                             835   44,959
    LEM Holding SA                                                    9    8,410
    Liechtensteinische Landesbank AG                                 96    4,347
    Logitech International SA                                     2,432   69,652
    Luzerner Kantonalbank AG                                         41   16,978
    Metall Zug AG Class B                                            10   35,940
*   Meyer Burger Technology AG                                    1,488    1,193
    Mobimo Holding AG                                                91   23,828

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
SWITZERLAND -- (Continued)
    Nestle SA                                                     9,716 $  711,838
*   Orascom Development Holding AG                                  516      2,609
#   Orell Fuessli Holding AG                                         31      3,887
    Orior AG                                                          3        243
    Panalpina Welttransport Holding AG                              238     29,428
    Partners Group Holding AG                                       184     92,988
    PSP Swiss Property AG                                           323     29,064
    Rieter Holding AG                                                89     16,894
    Romande Energie Holding SA                                        7      8,905
#*  Schaffner Holding AG                                             75     19,419
    Schindler Holding AG                                            128     24,112
*   Schmolz + Bickenbach AG                                       7,007      4,684
    Schweiter Technologies AG                                        17     19,044
    SGS SA                                                           15     31,827
    Sika AG                                                          15     78,829
    St Galler Kantonalbank AG                                        45     18,217
    Sulzer AG                                                       474     53,646
    Swatch Group AG (The)                                           157     55,642
    Swiss Life Holding AG                                           395    119,917
    Swiss Prime Site AG                                             330     27,490
    Swiss Re AG                                                   1,079    100,831
    Swisscom AG                                                     104     45,879
    Syngenta AG                                                     363    154,280
    Syngenta AG ADR                                                 700     59,528
    Temenos Group AG                                                848     61,661
    u-blox Holding AG                                               187     33,759
*   UBS Group AG                                                 13,392    215,745
    Valiant Holding AG                                              314     33,383
    Valora Holding AG                                                83     27,782
    Vaudoise Assurances Holding SA                                   16      7,955
    Vetropack Holding AG                                              1      1,885
*   Von Roll Holding AG                                           3,134      1,881
    Vontobel Holding AG                                             667     37,347
    Zug Estates Holding AG Class B                                    2      3,362
    Zurich Insurance Group AG                                       479    137,939
                                                                        ----------
TOTAL SWITZERLAND                                                        4,529,739
                                                                        ----------
UNITED KINGDOM -- (16.4%)
    3i Group P.L.C.                                              10,047     88,753
    A.G. Barr P.L.C.                                                281      1,778
    Aberdeen Asset Management P.L.C.                              9,166     30,335
    Acacia Mining P.L.C.                                          3,666     19,880
    Admiral Group P.L.C.                                          1,927     43,173
*   Afren P.L.C.                                                 28,429         --
    Aggreko P.L.C.                                                5,691     72,320
    Amec Foster Wheeler P.L.C.                                    6,221     34,782
*   Anglo American P.L.C.                                         6,646    114,566
    Anglo Pacific Group P.L.C.                                    3,296      5,478
    Antofagasta P.L.C.                                            6,377     67,377
    Ashmore Group P.L.C.                                         10,342     40,463
    Ashtead Group P.L.C.                                          8,265    167,568
    Associated British Foods P.L.C.                                 814     24,530
##  Auto Trader Group P.L.C.                                      2,172     10,970

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
UNITED KINGDOM -- (Continued)
    AVEVA Group P.L.C.                                              701 $ 16,856
    Aviva P.L.C.                                                 23,965  144,292
    Babcock International Group P.L.C.                            7,664   86,315
    BAE Systems P.L.C.                                           15,206  111,683
    Balfour Beatty P.L.C.                                         1,823    5,949
    Barclays P.L.C.                                               7,241   20,096
    Barclays P.L.C. Sponsored ADR                                11,800  130,626
    Barratt Developments P.L.C.                                  18,794  113,338
    BBA Aviation P.L.C.                                          15,420   54,384
    Beazley P.L.C.                                               12,746   65,203
    Bellway P.L.C.                                                2,547   79,830
    Berendsen P.L.C.                                              5,958   62,560
    Berkeley Group Holdings P.L.C.                                2,385   84,237
    BGEO Group P.L.C.                                               560   20,849
    BHP Billiton P.L.C.                                           3,981   72,605
    BHP Billiton P.L.C. ADR                                       7,196  263,302
    Bodycote P.L.C.                                               4,401   37,032
    Booker Group P.L.C.                                          14,954   38,398
    Bovis Homes Group P.L.C.                                      3,407   35,463
    BP P.L.C.                                                     1,706   10,189
    BP P.L.C. Sponsored ADR                                      18,001  647,670
    Brewin Dolphin Holdings P.L.C.                                8,248   32,508
    Britvic P.L.C.                                                5,064   39,922
    BT Group P.L.C.                                               6,102   23,401
    BT Group P.L.C. Sponsored ADR                                 4,610   89,250
    Bunzl P.L.C.                                                  1,565   41,254
    Burberry Group P.L.C.                                         3,063   63,341
    Cape P.L.C.                                                   2,763    6,277
    Capita P.L.C.                                                 3,947   24,902
    Capital & Counties Properties P.L.C.                          3,114   10,683
    Carillion P.L.C.                                             11,571   31,458
#   Carnival P.L.C. ADR                                             739   40,179
    Centamin P.L.C.                                              14,671   29,010
    Centrica P.L.C.                                              41,041  116,188
*   Chemring Group P.L.C.                                         6,635   16,034
    Chesnara P.L.C.                                               4,020   18,216
    Cineworld Group P.L.C.                                        6,417   49,665
    Clarkson P.L.C.                                                 149    4,399
    Close Brothers Group P.L.C.                                   2,370   43,344
    Cobham P.L.C.                                                29,803   50,998
    Coca-Cola HBC AG                                              1,377   31,476
    Compass Group P.L.C.                                          4,151   73,873
    Computacenter P.L.C.                                          2,604   25,998
    Connect Group P.L.C.                                          3,718    6,458
    Cranswick P.L.C.                                                855   24,931
    Crest Nicholson Holdings P.L.C.                                 930    5,942
    Croda International P.L.C.                                    1,349   56,954
    Daily Mail & General Trust P.L.C. Class A                     4,069   35,537
    Dairy Crest Group P.L.C.                                      3,431   25,699
    DCC P.L.C.                                                    1,074   86,632
    De La Rue P.L.C.                                              2,442   18,153
    Debenhams P.L.C.                                             22,081   14,619
    Devro P.L.C.                                                  5,357   11,120

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
UNITED KINGDOM -- (Continued)
*   Dialight P.L.C.                                                 163 $  1,807
    Dignity P.L.C.                                                  639   19,674
    Diploma P.L.C.                                                2,852   36,449
    Direct Line Insurance Group P.L.C.                           15,112   67,700
    Dixons Carphone P.L.C.                                       10,087   40,237
    Domino's Pizza Group P.L.C.                                   5,847   26,710
    Drax Group P.L.C.                                             6,750   31,522
    DS Smith P.L.C.                                              17,920  100,171
    Dunelm Group P.L.C.                                             996    8,537
    E2V Technologies P.L.C.                                       3,334   11,374
    easyJet P.L.C.                                                2,947   35,330
    Electrocomponents P.L.C.                                      6,138   37,538
    Elementis P.L.C.                                             10,690   36,140
*   EnQuest P.L.C.                                               32,214   18,307
*   Enterprise Inns P.L.C.                                        8,728   14,551
    Essentra P.L.C.                                               6,005   31,006
    Euromoney Institutional Investor P.L.C.                         183    2,578
*   Evraz P.L.C.                                                 10,158   28,572
    Experian P.L.C.                                               4,958   95,750
    Fidessa Group P.L.C.                                            721   20,936
*   Findel P.L.C.                                                   841    2,257
*   Firstgroup P.L.C.                                            31,411   41,188
    Fresnillo P.L.C.                                                915   16,796
    G4S P.L.C.                                                   34,716  111,843
    Galliford Try P.L.C.                                          1,931   32,874
    Gem Diamonds, Ltd.                                            2,700    4,156
    GKN P.L.C.                                                   25,460  110,389
*   Glencore P.L.C.                                              39,821  164,925
    Go-Ahead Group P.L.C.                                           487   13,789
    Grafton Group P.L.C.                                          4,956   36,538
    Greencore Group P.L.C.                                       25,777   76,736
    Greene King P.L.C.                                            3,513   30,186
    Greggs P.L.C.                                                 3,028   37,154
    Halfords Group P.L.C.                                         7,465   34,078
    Hargreaves Lansdown P.L.C.                                    1,126   19,236
    Hays P.L.C.                                                  23,736   45,674
    Helical P.L.C.                                                3,459   12,811
    Henderson Group P.L.C.                                       19,149   52,853
    Hill & Smith Holdings P.L.C.                                  3,928   59,580
    Hilton Food Group P.L.C.                                      1,352   11,354
    Hiscox, Ltd.                                                  6,335   81,979
    HomeServe P.L.C.                                              6,343   47,809
    Howden Joinery Group P.L.C.                                  13,731   65,413
    HSBC Holdings P.L.C.                                         20,241  172,674
    HSBC Holdings P.L.C. Sponsored ADR                            9,254  394,220
    Hunting P.L.C.                                                2,655   18,643
    Huntsworth P.L.C.                                             9,410    4,609
    IG Group Holdings P.L.C.                                      9,898   66,539
*   Imagination Technologies Group P.L.C.                         1,122    3,370
    IMI P.L.C.                                                    4,231   62,262
    Inchcape P.L.C.                                               9,922   89,802
    Informa P.L.C.                                               20,203  166,077
    Inmarsat P.L.C.                                               7,030   53,862

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
UNITED KINGDOM -- (Continued)
    InterContinental Hotels Group P.L.C. ADR                         732 $ 33,977
    Intermediate Capital Group P.L.C.                                114      995
    International Consolidated Airlines Group SA                   5,670   34,136
    Interserve P.L.C.                                              2,216    9,023
    Intertek Group P.L.C.                                          1,363   58,345
    Investec P.L.C.                                               12,086   85,751
    ITE Group P.L.C.                                                 779    1,534
    ITV P.L.C.                                                    22,994   59,003
    J D Wetherspoon P.L.C.                                         1,890   22,306
    J Sainsbury P.L.C.                                            28,238   91,874
    James Fisher & Sons P.L.C.                                     1,237   23,685
    Jardine Lloyd Thompson Group P.L.C.                            1,972   25,591
    JD Sports Fashion P.L.C.                                       9,780   42,836
    John Menzies P.L.C.                                              329    2,473
    John Wood Group P.L.C.                                         7,193   76,094
    Johnson Matthey P.L.C.                                         1,917   78,632
    Jupiter Fund Management P.L.C.                                 8,640   43,806
*   KAZ Minerals P.L.C.                                            3,030   17,979
    KCOM Group P.L.C.                                              8,494    9,563
    Keller Group P.L.C.                                            1,520   15,569
    Kier Group P.L.C.                                              1,746   30,368
    Kingfisher P.L.C.                                             11,855   50,298
    Laird P.L.C.                                                   6,889   14,391
*   Lamprell P.L.C.                                                3,344    3,854
    Lancashire Holdings, Ltd.                                      2,958   25,258
    Legal & General Group P.L.C.                                  33,413   99,093
*   Liberty Global P.L.C. Class A                                    574   20,939
*   Liberty Global P.L.C. Series C                                 1,591   55,883
*   Liberty Global P.L.C. LiLAC Class A                              137    3,154
*   Liberty Global P.L.C. LiLAC Class C                              338    7,544
    Lloyds Banking Group P.L.C.                                  171,332  140,527
    Lloyds Banking Group P.L.C. ADR                               41,230  136,884
    London Stock Exchange Group P.L.C.                             2,289   91,657
    Lookers P.L.C.                                                 4,741    7,456
    Low & Bonar P.L.C.                                             7,100    6,211
    Man Group P.L.C.                                              41,451   69,605
    Marks & Spencer Group P.L.C.                                  21,854   92,630
    Marshalls P.L.C.                                               2,962   10,802
    McBride P.L.C.                                                 5,164   10,552
    Mears Group P.L.C.                                             3,694   23,586
    Meggitt P.L.C.                                                13,928   73,456
    Melrose Industries P.L.C.                                     40,106   98,739
##  Merlin Entertainments P.L.C.                                   3,621   21,770
    Micro Focus International P.L.C.                               2,013   54,451
    Millennium & Copthorne Hotels P.L.C.                           1,536    8,358
    Mitchells & Butlers P.L.C.                                     4,465   15,002
    Mitie Group P.L.C.                                            12,872   32,568
    Mondi P.L.C.                                                   2,468   54,548
    Moneysupermarket.com Group P.L.C.                              4,756   19,751
    Morgan Advanced Materials P.L.C.                               9,000   34,192
    Morgan Sindall Group P.L.C.                                      286    2,947
    N Brown Group P.L.C.                                           2,652    7,317
    National Express Group P.L.C.                                 13,863   59,135

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
UNITED KINGDOM -- (Continued)
    National Grid P.L.C. Sponsored ADR                            1,384 $ 80,922
    NCC Group P.L.C.                                              2,085    4,860
    NEX Group P.L.C.                                              4,469   32,299
    Next P.L.C.                                                     517   24,946
    Northgate P.L.C.                                              3,835   24,535
    Novae Group P.L.C.                                            2,345   18,552
    Old Mutual P.L.C.                                            25,796   67,737
*   Ophir Energy P.L.C.                                          10,657   12,610
    Pagegroup P.L.C.                                              4,900   26,690
    PayPoint P.L.C.                                                 593    7,199
*   Paysafe Group P.L.C.                                          1,616    7,789
    Pearson P.L.C. Sponsored ADR                                  4,891   37,856
    Pendragon P.L.C.                                             30,527   13,389
    Pennon Group P.L.C.                                           6,078   60,767
    Persimmon P.L.C.                                              4,185  101,931
*   Petra Diamonds, Ltd.                                          4,104    7,835
    Petrofac, Ltd.                                                3,167   36,671
*   Petropavlovsk P.L.C.                                          3,187      272
    Phoenix Group Holdings                                        4,723   44,837
    Photo-Me International P.L.C.                                 3,031    5,875
    Playtech P.L.C.                                               2,427   25,359
*   Premier Foods P.L.C.                                         28,858   14,441
*   Premier Oil P.L.C.                                           13,691   14,536
    Provident Financial P.L.C.                                    1,020   35,124
    Prudential P.L.C.                                             1,772   34,339
    Prudential P.L.C. ADR                                         1,067   41,389
*   Punch Taverns P.L.C.                                            614    1,451
    PZ Cussons P.L.C.                                             2,944   11,294
    QinetiQ Group P.L.C.                                         15,195   50,539
    Randgold Resources, Ltd.                                        475   40,433
    Redrow P.L.C.                                                 6,636   37,134
    RELX P.L.C.                                                   1,825   32,759
#   RELX P.L.C. Sponsored ADR                                     2,800   50,988
    Renishaw P.L.C.                                                 508   18,230
    Rentokil Initial P.L.C.                                      18,513   53,344
    Restaurant Group P.L.C. (The)                                 4,010   14,825
    Ricardo P.L.C.                                                   61      734
    Rightmove P.L.C.                                              1,847   93,619
    Rio Tinto P.L.C.                                                948   41,999
    Rio Tinto P.L.C. Sponsored ADR                                8,120  363,695
    Rolls-Royce Holdings P.L.C.                                  14,667  123,535
    Rotork P.L.C.                                                15,220   49,032
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR             3,100   17,422
    Royal Dutch Shell P.L.C. Class A                              8,149  221,019
    Royal Dutch Shell P.L.C. Class B                              5,560  157,041
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A               4,460  242,579
    Royal Dutch Shell P.L.C. Sponsored ADR, Class B                 764   43,907
    Royal Mail P.L.C.                                             7,700   39,989
    RPC Group P.L.C.                                              5,121   69,151
    RPS Group P.L.C.                                              5,472   15,704
    RSA Insurance Group P.L.C.                                   12,108   87,665
    Sage Group P.L.C. (The)                                       5,704   44,116
    Savills P.L.C.                                                3,502   34,221

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
UNITED KINGDOM -- (Continued)
    Schroders P.L.C.(0239581)                                       320 $  8,783
    Schroders P.L.C.(0240549)                                       817   30,301
    SDL P.L.C.                                                      155      955
    Senior P.L.C.                                                 9,084   22,672
    Severfield P.L.C.                                             5,353    5,406
    Severn Trent P.L.C.                                           1,351   38,724
    Shanks Group P.L.C.                                          18,845   22,476
    SIG P.L.C.                                                   12,895   16,673
    Sky P.L.C.                                                    2,707   34,202
    Sky P.L.C. Sponsored ADR                                        650   32,893
    Soco International P.L.C.                                     5,498   10,635
    Spectris P.L.C.                                               3,001   91,317
    Speedy Hire P.L.C.                                           20,261   13,038
    Spirax-Sarco Engineering P.L.C.                               1,231   66,852
    Spirent Communications P.L.C.                                 5,973    7,327
*   Sports Direct International P.L.C.                            1,936    6,948
    SSE P.L.C.                                                    6,605  124,165
    SSP Group P.L.C.                                              2,248   11,057
    St. Ives P.L.C.                                                 388      357
    St. James's Place P.L.C.                                      5,100   68,996
    St. Modwen Properties P.L.C.                                  7,361   29,488
    Stagecoach Group P.L.C.                                       7,817   20,642
*   Standard Chartered P.L.C.                                     6,927   67,832
    Standard Life P.L.C.                                          9,745   42,576
    SuperGroup P.L.C.                                               668   12,623
    Synthomer P.L.C.                                              9,204   52,312
    TalkTalk Telecom Group P.L.C.                                10,144   20,004
    Tate & Lyle P.L.C.                                            6,674   56,411
    Taylor Wimpey P.L.C.                                         62,476  131,900
    Telecom Plus P.L.C.                                             520    7,971
*   Tesco P.L.C.                                                 60,219  147,932
*   Thomas Cook Group P.L.C.                                     25,906   28,470
    Topps Tiles P.L.C.                                            4,341    4,552
    TP ICAP P.L.C.                                                8,632   50,492
    Travis Perkins P.L.C.                                         4,039   74,078
    Trinity Mirror P.L.C.                                         7,656   10,046
    TT Electronics P.L.C.                                         3,593    6,736
    TUI AG(B11LJN4)                                               2,234   32,735
    TUI AG(5666292)                                               2,519   36,969
*   Tullow Oil P.L.C.                                            10,446   38,925
    U & I Group P.L.C.                                            7,513   15,351
    UBM P.L.C.                                                    7,030   62,469
    Ultra Electronics Holdings P.L.C.                             1,481   34,469
    Unilever P.L.C. Sponsored ADR                                 4,082  167,811
    UNITE Group P.L.C. (The)                                      6,382   47,107
    United Utilities Group P.L.C.                                 2,092   24,226
    Vedanta Resources P.L.C.                                      2,812   37,161
    Vesuvius P.L.C.                                               6,354   37,858
    Vodafone Group P.L.C.                                        38,905   95,300
    Vodafone Group P.L.C. Sponsored ADR                          13,286  330,831
    Weir Group P.L.C. (The)                                       3,816   96,669
    WH Smith P.L.C.                                               2,310   47,491
    Whitbread P.L.C.                                              1,256   62,175

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                  ------- -----------
UNITED KINGDOM -- (Continued)
     WM Morrison Supermarkets P.L.C.                               34,789 $   103,716
     Wolseley P.L.C.                                                1,318      81,628
     Wolseley P.L.C. ADR                                            2,684      16,544
     WPP P.L.C. Sponsored ADR                                         717      83,344
     WS Atkins P.L.C.                                               1,777      32,771
                                                                          -----------
TOTAL UNITED KINGDOM                                                       14,496,511
                                                                          -----------
UNITED STATES -- (0.2%)
*    IMAX Corp.                                                       733      23,897
*    TechnipFMC P.L.C.(BYW2H44)                                     2,576      84,426
*    TechnipFMC P.L.C.(G87110105)                                     950      31,940
     Vail Resorts, Inc.                                                --           3
                                                                          -----------
TOTAL UNITED STATES                                                           140,263
                                                                          -----------
TOTAL COMMON STOCKS                                                        84,849,165
                                                                          -----------
PREFERRED STOCKS -- (0.4%)
GERMANY -- (0.4%)
     Bayerische Motoren Werke AG                                      207      15,551
     Fuchs Petrolub SE                                                614      28,117
     Jungheinrich AG                                                  885      27,274
     Porsche Automobil Holding SE                                     426      25,625
     Volkswagen AG                                                  1,568     244,853
                                                                          -----------
TOTAL GERMANY                                                                 341,420
                                                                          -----------
TOTAL PREFERRED STOCKS                                                        341,420
                                                                          -----------
RIGHTS/WARRANTS -- (0.0%)
PORTUGAL -- (0.0%)
#*   Banco Comercial Portugues SA Rights 02/02/17                  10,538      10,647
                                                                          -----------
SINGAPORE -- (0.0%)
*    Tat Hong Holdings, Ltd. Rights 03/02/17                        2,000          43
                                                                          -----------
SPAIN -- (0.0%)
*    ACS Actividades de Construccion y Servicios SA Rights
       02/09/17                                                     1,303         585
                                                                          -----------
TOTAL RIGHTS/WARRANTS                                                          11,275
                                                                          -----------
TOTAL INVESTMENT SECURITIES                                                85,201,860
                                                                          -----------

                                                                            VALUE+
                                                                          -----------
SECURITIES LENDING COLLATERAL -- (3.9%)
(S)@ DFA Short Term Investment Fund                               298,007   3,448,537
                                                                          -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $89,674,735)^^                        $88,650,397
                                                                          ===========

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------
                                                               LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                                             ----------- ----------- ------- -----------
Common Stocks
   Australia                                                 $   444,349 $ 5,216,721   --    $ 5,661,070
   Austria                                                            --     437,727   --        437,727
   Belgium                                                            --     865,548   --        865,548
   Canada                                                      8,711,750       4,489   --      8,716,239
   China                                                              --      23,328   --         23,328
   Denmark                                                            --     994,556   --        994,556
   Finland                                                       286,915   1,354,213   --      1,641,128
   France                                                        209,898   6,193,181   --      6,403,079
   Germany                                                       235,610   5,290,697   --      5,526,307
   Hong Kong                                                          --   2,578,941   --      2,578,941
   Ireland                                                        44,634     412,594   --        457,228
   Israel                                                             --     315,445   --        315,445
   Italy                                                         328,014   1,833,001   --      2,161,015
   Japan                                                         860,011  19,646,985   --     20,506,996
   Netherlands                                                   424,499   1,683,821   --      2,108,320
   New Zealand                                                     4,717     356,326   --        361,043
   Norway                                                         63,423     760,705   --        824,128
   Portugal                                                           --     261,631   --        261,631
   Singapore                                                          --     901,284   --        901,284
   Spain                                                         519,501   1,898,384   --      2,417,885
   Sweden                                                         40,176   2,479,578   --      2,519,754
   Switzerland                                                   389,395   4,140,344   --      4,529,739
   United Kingdom                                              3,366,108  11,130,403   --     14,496,511
   United States                                                 140,263          --   --        140,263
Preferred Stocks
   Germany                                                            --     341,420   --        341,420
Rights/Warrants
   Portugal                                                           --      10,647   --         10,647
   Singapore                                                          --          43   --             43
   Spain                                                              --         585   --            585
Securities Lending Collateral                                         --   3,448,537   --      3,448,537
                                                             ----------- -----------   --    -----------
TOTAL                                                        $16,069,263 $72,581,134   --    $88,650,397
                                                             =========== ===========   ==    ===========

                          WORLD CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                               SHARES      VALUE+
                                                             ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc.                           11,181,971 $219,278,453
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc.                           12,799,642  155,259,658
Investment in Emerging Markets Core Equity Portfolio of DFA
  Investment Dimensions Group Inc.                           2,563,146    47,213,151
                                                                        ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $394,746,444)                                                 421,751,262
                                                                        ------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
State Street Institutional U.S. Government Money Market
  Fund, 0.420% (Cost $4,270,772)                             4,270,772     4,270,772
                                                                        ------------
   TOTAL INVESTMENTS -- (100.0%) (Cost $399,017,216)^^                  $426,022,034
                                                                        ============

WORLD CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Fund's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------
                                                               LEVEL 1      LEVEL 2 LEVEL 3    TOTAL
                                                             ------------   ------- ------- ------------
Affiliated Investment Companies                              $421,751,262     --      --    $421,751,262
Temporary Cash Investments                                      4,270,772     --      --       4,270,772
                                                             ------------     --      --    ------------
TOTAL                                                        $426,022,034     --      --    $426,022,034
                                                             ============     ==      ==    ============

                              DFA LTIP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                               FACE
                                                             AMOUNT^^^
                                                               (000)     VALUE+
                                                             --------- -----------
U.S. TREASURY OBLIGATIONS -- (100.0%)
Treasury Inflation Protected Security
   0.625%, 02/15/43                                           $21,217  $20,667,562
   1.375%, 02/15/44                                            18,028   20,632,392
   0.750%, 02/15/45                                            20,731   20,275,223
   1.000%, 02/15/46                                            19,440   20,171,596
                                                                       -----------
TOTAL U.S. TREASURY OBLIGATIONS                                         81,746,773
                                                                       -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $80,124,766)^^                     $81,746,773
                                                                       ===========

DFA LTIP PORTFOLIO
CONTINUED


Summary of the Fund's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------
                                                             LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                                             -------  ----------- ------- -----------
U.S. Treasury Obligations                                      --     $81,746,773   --    $81,746,773
                                                               --     -----------   --    -----------
TOTAL                                                          --     $81,746,773   --    $81,746,773
                                                               ==     ===========   ==    ===========

                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                 SHARES   VALUE+
                                                                 ------ ----------
COMMON STOCKS -- (91.7%)
Consumer Discretionary -- (14.5%)
*   1-800-Flowers.com, Inc. Class A                               4,043 $   36,387
    A.H. Belo Corp. Class A                                       1,763     11,195
    Aaron's, Inc.                                                 8,757    270,942
#   Abercrombie & Fitch Co. Class A                               5,896     68,453
*   Adient P.L.C.                                                 5,182    329,005
    Advance Auto Parts, Inc.                                      6,204  1,018,945
*   Amazon.com, Inc.                                              5,290  4,356,209
    AMC Entertainment Holdings, Inc. Class A                      8,114    273,847
*   AMC Networks, Inc. Class A                                    2,495    143,088
*   America's Car-Mart, Inc.                                      1,100     46,145
*   American Axle & Manufacturing Holdings, Inc.                 13,796    281,438
#   American Eagle Outfitters, Inc.                              27,398    413,984
#*  American Outdoor Brands Corp.                                10,000    213,000
*   American Public Education, Inc.                               2,102     51,079
*   Apollo Education Group, Inc.                                  7,336     73,287
    Aramark                                                      19,075    645,498
#*  Arctic Cat, Inc.                                              2,299     43,221
    Ark Restaurants Corp.                                           120      2,708
*   Asbury Automotive Group, Inc.                                 3,749    245,934
#*  Ascena Retail Group, Inc.                                    18,530     89,129
*   Ascent Capital Group, Inc. Class A                            1,761     27,278
#   Autoliv, Inc.                                                 4,970    574,830
*   AutoNation, Inc.                                             14,274    758,235
#*  AutoZone, Inc.                                                  400    289,992
*   AV Homes, Inc.                                                3,606     63,646
*   Ballantyne Strong, Inc.                                         900      6,525
*   Barnes & Noble Education, Inc.                                6,289     63,204
#   Barnes & Noble, Inc.                                          7,754     79,091
    Bassett Furniture Industries, Inc.                            1,200     33,840
*   Beazer Homes USA, Inc.                                        1,140     16,256
#   Bed Bath & Beyond, Inc.                                      14,256    575,230
*   Belmond, Ltd. Class A                                        10,260    142,101
    Best Buy Co., Inc.                                           33,776  1,503,708
#   Big 5 Sporting Goods Corp.                                    3,788     58,335
#   Big Lots, Inc.                                                9,393    469,650
*   Biglari Holdings, Inc.                                          307    136,062
    Bloomin' Brands, Inc.                                        15,555    266,146
    Blue Nile, Inc.                                               1,050     42,746
*   Bob Evans Farms, Inc.                                         2,625    148,129
*   Bojangles', Inc.                                              6,746    133,571
#*  Bon-Ton Stores, Inc. (The)                                    1,300      1,534
#*  Boot Barn Holdings, Inc.                                      3,100     33,635
#   BorgWarner, Inc.                                             14,632    597,425
*   Bridgepoint Education, Inc.                                   6,286     66,883
*   Bright Horizons Family Solutions, Inc.                        4,941    350,119
#   Brinker International, Inc.                                   4,378    194,821
    Brunswick Corp.                                              12,064    722,151
#   Buckle, Inc. (The)                                            1,193     25,232
*   Build-A-Bear Workshop, Inc.                                   2,400     28,800
*   Burlington Stores, Inc.                                       2,639    220,884
*   Cabela's, Inc.                                                9,090    508,040

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Consumer Discretionary -- (Continued)
#   Cable One, Inc.                                                  576 $  364,251
#   CalAtlantic Group, Inc.                                       14,066    490,481
    Caleres, Inc.                                                  5,530    170,047
    Callaway Golf Co.                                              8,365     94,775
*   Cambium Learning Group, Inc.                                   5,662     28,536
    Capella Education Co.                                          1,946    166,383
*   Career Education Corp.                                         8,848     86,445
#*  CarMax, Inc.                                                  15,178  1,012,524
    Carnival Corp.                                                12,349    683,888
#   Carriage Services, Inc.                                        2,352     61,034
*   Carrols Restaurant Group, Inc.                                 7,758    111,327
    Carter's, Inc.                                                 2,383    199,576
    Cato Corp. (The) Class A                                       2,682     68,096
*   Cavco Industries, Inc.                                           880     86,460
    CBS Corp. Class A                                                234     15,390
    CBS Corp. Class B                                              9,028    582,216
*   Century Communities, Inc.                                      2,954     67,204
*   Charter Communications, Inc. Class A                           6,800  2,202,860
#   Cheesecake Factory, Inc. (The)                                 5,477    330,044
*   Cherokee, Inc.                                                   813      7,642
    Chico's FAS, Inc.                                             20,302    273,874
#   Children's Place, Inc. (The)                                   3,443    333,971
#*  Chipotle Mexican Grill, Inc.                                     500    210,720
    Choice Hotels International, Inc.                              3,018    167,499
*   Christopher & Banks Corp.                                      3,927      5,262
    Cinemark Holdings, Inc.                                       17,574    746,895
    Citi Trends, Inc.                                              2,312     37,108
    Clear Channel Outdoor Holdings, Inc. Class A                   5,653     27,982
    ClubCorp Holdings, Inc.                                        8,457    139,540
    Coach, Inc.                                                   16,836    628,825
    Collectors Universe, Inc.                                      1,300     26,871
    Columbia Sportswear Co.                                        7,504    407,992
    Comcast Corp. Class A                                        119,430  9,007,411
*   Conn's, Inc.                                                   3,060     32,283
    Cooper Tire & Rubber Co.                                       7,145    259,006
*   Cooper-Standard Holdings, Inc.                                 2,444    257,304
#   Cracker Barrel Old Country Store, Inc.                         2,098    331,610
*   Crocs, Inc.                                                    4,059     29,631
    CSS Industries, Inc.                                             770     18,957
    CST Brands, Inc.                                               9,159    441,281
    Culp, Inc.                                                     1,923     61,921
*   Cumulus Media, Inc. Class A                                      849        847
    Dana, Inc.                                                    27,650    556,871
    Darden Restaurants, Inc.                                       2,271    166,419
*   Deckers Outdoor Corp.                                          3,837    221,011
*   Del Taco Restaurants, Inc.                                     5,595     76,316
    Delphi Automotive P.L.C.                                       4,085    286,195
*   Delta Apparel, Inc.                                              600     11,244
*   Denny's Corp.                                                  7,032     85,579
    Destination Maternity Corp.                                    1,363      7,715
#*  Destination XL Group, Inc.                                     6,598     23,423
    DeVry Education Group, Inc.                                    8,469    283,711
    Dick's Sporting Goods, Inc.                                   11,003    567,755

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Consumer Discretionary -- (Continued)
#   Dillard's, Inc. Class A                                        4,423 $  249,634
    DineEquity, Inc.                                               3,003    205,946
#*  Discovery Communications, Inc. Class A                        13,976    396,220
#*  Discovery Communications, Inc. Class C                        21,385    592,578
*   DISH Network Corp. Class A                                     4,376    258,928
*   Dixie Group, Inc. (The)                                        1,369      4,792
    Dollar General Corp.                                           6,730    496,809
*   Dollar Tree, Inc.                                              6,334    488,921
    Domino's Pizza, Inc.                                           1,200    209,448
#*  Dorman Products, Inc.                                          4,402    303,826
    DR Horton, Inc.                                               23,293    696,694
    DSW, Inc. Class A                                              8,823    186,695
#   Dunkin' Brands Group, Inc.                                     4,667    242,077
#*  El Pollo Loco Holdings, Inc.                                   2,507     31,212
    Entercom Communications Corp. Class A                          4,085     58,007
    Entravision Communications Corp. Class A                       9,735     52,569
    Escalade, Inc.                                                 1,450     19,140
    Ethan Allen Interiors, Inc.                                    3,700    107,670
*   Etsy, Inc.                                                     7,650     96,467
*   EVINE Live, Inc.                                               2,197      3,339
#*  EW Scripps Co. (The) Class A                                   9,315    181,456
#   Expedia, Inc.                                                  1,874    227,860
*   Express, Inc.                                                 11,471    121,937
    Extended Stay America, Inc.                                   37,518    608,167
*   Famous Dave's of America, Inc.                                   843      4,552
*   Fiesta Restaurant Group, Inc.                                  3,560     93,628
#   Finish Line, Inc. (The) Class A                                5,243     90,180
#*  Five Below, Inc.                                               4,365    173,945
    Flexsteel Industries, Inc.                                     1,012     51,470
    Foot Locker, Inc.                                             11,339    777,175
    Ford Motor Co.                                               216,066  2,670,576
#*  Fossil Group, Inc.                                             6,261    160,094
*   Fox Factory Holding Corp.                                      5,023    130,096
#*  Francesca's Holdings Corp.                                     8,522    148,624
#   Fred's, Inc. Class A                                           4,237     61,733
*   FTD Cos., Inc.                                                 3,111     71,491
#*  G-III Apparel Group, Ltd.                                      4,488    117,855
#*  Gaia, Inc.                                                     1,300     11,310
    GameStop Corp. Class A                                        16,305    399,309
    Gaming Partners International Corp.                              400      4,740
    Gannett Co., Inc.                                             11,467    110,313
#   Gap, Inc. (The)                                               39,208    902,960
#   Garmin, Ltd.                                                   8,997    434,465
    General Motors Co.                                            79,948  2,926,896
#*  Genesco, Inc.                                                  2,574    154,955
    Gentex Corp.                                                  31,392    655,779
*   Gentherm, Inc.                                                 3,912    138,485
    Genuine Parts Co.                                              7,738    749,116
#*  Global Eagle Entertainment, Inc.                               8,500     52,360
#   GNC Holdings, Inc. Class A                                    11,330    100,497
    Goodyear Tire & Rubber Co. (The)                              27,583    893,413
    Graham Holdings Co. Class B                                      507    263,412
*   Grand Canyon Education, Inc.                                   7,219    425,777

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Consumer Discretionary -- (Continued)
*   Gray Television, Inc.                                         7,293 $   86,422
*   Green Brick Partners, Inc.                                    5,861     56,266
    Group 1 Automotive, Inc.                                      2,694    217,648
#   Guess?, Inc.                                                  7,348     93,834
#   H&R Block, Inc.                                              10,664    228,849
#   Hanesbrands, Inc.                                            10,600    251,326
#   Harley-Davidson, Inc.                                         9,178    523,513
    Harman International Industries, Inc.                         4,282    475,987
    Harte-Hanks, Inc.                                             7,584     11,831
    Hasbro, Inc.                                                  2,862    236,144
    Haverty Furniture Cos., Inc.                                  2,579     56,222
*   Helen of Troy, Ltd.                                           2,720    253,776
#*  Hibbett Sports, Inc.                                          2,337     77,121
*   Hilton Grand Vacations, Inc.                                  1,313     38,510
    Hilton Worldwide Holdings, Inc.                               4,757    273,908
    Home Depot, Inc. (The)                                       19,997  2,751,187
    Hooker Furniture Corp.                                        1,478     49,070
*   Horizon Global Corp.                                          2,466     48,260
*   Houghton Mifflin Harcourt Co.                                13,270    149,951
#*  Hovnanian Enterprises, Inc. Class A                           4,171      9,885
    HSN, Inc.                                                     4,149    146,252
*   Hyatt Hotels Corp. Class A                                    2,519    137,814
*   Iconix Brand Group, Inc.                                      6,651     68,439
    ILG, Inc.                                                    17,371    329,180
*   Installed Building Products, Inc.                             3,382    138,324
    International Speedway Corp. Class A                          3,060    112,149
    Interpublic Group of Cos., Inc. (The)                        16,706    393,092
*   Intrawest Resorts Holdings, Inc.                              8,082    166,570
#*  iRobot Corp.                                                  2,839    171,930
    Jack in the Box, Inc.                                         2,415    260,627
*   JAKKS Pacific, Inc.                                             496      2,530
#*  JC Penney Co., Inc.                                          51,435    342,043
    John Wiley & Sons, Inc. Class A                               6,474    356,717
    John Wiley & Sons, Inc. Class B                                 312     17,151
    Johnson Outdoors, Inc. Class A                                1,066     36,756
*   K12, Inc.                                                     4,878     97,219
*   Kate Spade & Co.                                              3,795     70,245
#   KB Home                                                       6,016     98,542
*   Kirkland's, Inc.                                              2,193     30,439
    Kohl's Corp.                                                 19,953    794,728
#   L Brands, Inc.                                                2,900    174,609
*   La Quinta Holdings, Inc.                                     11,150    157,549
    La-Z-Boy, Inc.                                                5,515    157,729
*   Lakeland Industries, Inc.                                     1,000     10,850
#*  Lands' End, Inc.                                              1,188     18,236
    LCI Industries                                                4,104    450,414
    Lear Corp.                                                    6,899    980,279
#*  Lee Enterprises, Inc.                                         1,100      3,410
#   Leggett & Platt, Inc.                                         3,361    160,387
    Lennar Corp. Class A                                         12,735    568,618
    Lennar Corp. Class B                                          1,055     37,938
    Libbey, Inc.                                                  2,657     45,461
*   Liberty Broadband Corp. Class A                               1,518    127,026

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                        SHARES   VALUE+
                                                                        ------ ----------
Consumer Discretionary -- (Continued)
*          Liberty Broadband Corp. Class C                               8,853 $  755,515
*          Liberty Expedia Holdings, Inc. Class A                        1,706     75,081
*          Liberty Interactive Corp., QVC Group Class A                 26,431    506,947
*          Liberty Media Corp.-Liberty Braves Class A                      363      7,242
*          Liberty Media Corp.-Liberty Braves Class C                      833     16,643
*          Liberty Media Corp.-Liberty Formula One Class A                 907     26,285
*          Liberty Media Corp.-Liberty Formula One Class C               2,083     59,865
*          Liberty Media Corp.-Liberty SiriusXM Class A                  3,630    131,551
*          Liberty Media Corp.-Liberty SiriusXM Class C                  8,335    299,143
           Liberty Tax, Inc.                                             1,484     19,886
*          Liberty TripAdvisor Holdings, Inc. Class A                    7,556    135,630
*          Liberty Ventures Series A                                     7,238    315,939
           Lifetime Brands, Inc.                                         1,597     23,875
*          Lindblad Expeditions Holdings, Inc.                           6,113     54,956
           Lions Gate Entertainment Corp. Class A                        1,639     47,154
#*         Lions Gate Entertainment Corp. Class B                        2,816     75,441
#          Lithia Motors, Inc. Class A                                   3,788    390,619
*          Live Nation Entertainment, Inc.                               8,177    234,026
*          LKQ Corp.                                                    18,909    603,386
           Lowe's Cos., Inc.                                            13,724  1,002,950
*          Luby's, Inc.                                                  1,850      6,790
#*         Lululemon Athletica, Inc.                                     2,968    200,370
#*         Lumber Liquidators Holdings, Inc.                             1,700     26,622
*          M/I Homes, Inc.                                               3,235     81,328
           Macy's, Inc.                                                 30,310    895,357
*          Madison Square Garden Co. (The) Class A                       1,919    337,111
*          Malibu Boats, Inc. Class A                                    1,364     25,316
           Marcus Corp. (The)                                            2,100     62,265
           Marine Products Corp.                                         2,275     25,958
*          MarineMax, Inc.                                               3,006     64,479
           Marriott International, Inc. Class A                          3,257    275,542
#          Marriott Vacations Worldwide Corp.                            3,388    292,994
#          Mattel, Inc.                                                 12,322    322,960
*          McClatchy Co. (The) Class A                                     656      7,570
           McDonald's Corp.                                             10,952  1,342,387
#          MDC Holdings, Inc.                                            6,654    179,924
(degrees)* Media General, Inc.                                          13,638      4,226
#          Meredith Corp.                                                5,129    314,408
*          Meritage Homes Corp.                                          5,126    188,380
*          Michael Kors Holdings, Ltd.                                   6,951    297,572
#*         Michaels Cos., Inc. (The)                                     5,300    104,251
*          Modine Manufacturing Co.                                      6,109     83,082
*          Mohawk Industries, Inc.                                       4,859  1,048,767
#          Monro Muffler Brake, Inc.                                     4,061    243,254
*          Motorcar Parts of America, Inc.                               2,025     53,116
           Movado Group, Inc.                                            1,800     48,870
*          MSG Networks, Inc. Class A                                    5,843    135,558
*          Murphy USA, Inc.                                              6,295    400,991
           NACCO Industries, Inc. Class A                                  500     36,875
*          Nathan's Famous, Inc.                                           600     37,500
           National CineMedia, Inc.                                      5,258     77,082
#*         Nautilus, Inc.                                                4,510     78,249
*          Netflix, Inc.                                                 1,899    267,208

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Consumer Discretionary -- (Continued)
*   New Home Co., Inc. (The)                                      1,900 $   19,836
    New Media Investment Group, Inc.                              5,400     82,296
*   New York & Co., Inc.                                          5,501     11,937
    New York Times Co. (The) Class A                             19,014    256,689
    News Corp. Class A                                           24,983    307,041
    News Corp. Class B                                           11,329    143,312
    Nexstar Media Group, Inc.                                     3,861    252,509
    NIKE, Inc. Class B                                           13,842    732,242
#   Nordstrom, Inc.                                               5,987    264,745
*   Norwegian Cruise Line Holdings, Ltd.                         13,014    611,658
    Nutrisystem, Inc.                                             3,179    105,066
*   NVR, Inc.                                                       215    399,470
*   O'Reilly Automotive, Inc.                                     1,819    477,069
    Office Depot, Inc.                                           54,048    240,514
#*  Ollie's Bargain Outlet Holdings, Inc.                         6,615    202,088
#   Omnicom Group, Inc.                                           4,381    375,233
#*  Overstock.com, Inc.                                           2,756     45,750
    Oxford Industries, Inc.                                       2,746    151,085
#*  Panera Bread Co. Class A                                      1,780    372,127
    Papa John's International, Inc.                               2,782    237,082
#*  Party City Holdco, Inc.                                       9,005    130,122
#   Penske Automotive Group, Inc.                                11,375    618,345
*   Perfumania Holdings, Inc.                                       260        507
*   Perry Ellis International, Inc.                               1,810     42,698
    PetMed Express, Inc.                                          3,666     77,683
    Pier 1 Imports, Inc.                                          8,159     59,316
    Planet Fitness, Inc. Class A                                  6,533    137,454
#   Polaris Industries, Inc.                                      3,296    277,095
    Pool Corp.                                                    2,790    294,512
*   Popeyes Louisiana Kitchen, Inc.                               2,226    140,661
*   Potbelly Corp.                                                2,522     32,786
*   Priceline Group, Inc. (The)                                     635  1,000,208
    PulteGroup, Inc.                                             22,403    481,889
    PVH Corp.                                                     5,418    508,263
#   Ralph Lauren Corp.                                            3,195    282,534
*   Reading International, Inc. Class A                           2,550     41,693
*   Red Lion Hotels Corp.                                         1,904     15,232
*   Red Robin Gourmet Burgers, Inc.                               1,336     63,527
    Regal Entertainment Group Class A                             5,943    134,668
*   Regis Corp.                                                   6,020     83,798
#   Rent-A-Center, Inc.                                           5,617     50,328
*   RH                                                            3,400     91,868
    Rocky Brands, Inc.                                              402      5,085
    Ross Stores, Inc.                                             6,392    422,575
    Royal Caribbean Cruises, Ltd.                                13,694  1,282,169
*   Ruby Tuesday, Inc.                                            6,655     13,044
    Saga Communications, Inc. Class A                               347     17,454
    Salem Media Group, Inc.                                       1,500      9,150
#*  Sally Beauty Holdings, Inc.                                   6,985    166,243
    Scholastic Corp.                                              4,212    192,825
#   Scripps Networks Interactive, Inc. Class A                    4,541    345,843
    SeaWorld Entertainment, Inc.                                 16,384    296,714
*   Select Comfort Corp.                                          5,337    107,701

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Consumer Discretionary -- (Continued)
*   Sequential Brands Group, Inc.                                 4,898 $   22,678
#   Service Corp. International                                  22,189    646,366
*   ServiceMaster Global Holdings, Inc.                           7,098    262,484
#*  Shake Shack, Inc. Class A                                     1,307     46,150
*   Shiloh Industries, Inc.                                       1,671     20,035
    Shoe Carnival, Inc.                                           2,230     57,021
*   Shutterfly, Inc.                                              4,450    228,418
#   Signet Jewelers, Ltd.                                         5,698    442,564
#   Sinclair Broadcast Group, Inc. Class A                        9,225    311,344
#   Sirius XM Holdings, Inc.                                     24,215    114,295
#   Six Flags Entertainment Corp.                                 3,090    184,102
*   Skechers U.S.A., Inc. Class A                                11,776    295,813
#*  Skyline Corp.                                                   400      4,188
#   Sonic Automotive, Inc. Class A                                4,084     95,566
    Sonic Corp.                                                   4,075    101,468
*   Sotheby's                                                     7,252    287,977
    Spartan Motors, Inc.                                          4,649     36,727
    Speedway Motorsports, Inc.                                    4,514     97,006
#*  Sportsman's Warehouse Holdings, Inc.                          2,963     22,045
#   Stage Stores, Inc.                                            3,367      9,428
    Standard Motor Products, Inc.                                 2,754    137,342
    Staples, Inc.                                                36,116    332,267
    Starbucks Corp.                                              22,919  1,265,587
    Stein Mart, Inc.                                              8,846     32,376
*   Steven Madden, Ltd.                                           7,735    272,272
*   Stoneridge, Inc.                                              5,645     92,634
    Strattec Security Corp.                                         400     12,320
*   Strayer Education, Inc.                                       1,900    153,900
#   Sturm Ruger & Co., Inc.                                       2,739    144,482
    Superior Industries International, Inc.                       2,981     68,712
    Superior Uniform Group, Inc.                                  1,686     28,696
    Tailored Brands, Inc.                                         2,277     48,386
    Target Corp.                                                 17,309  1,116,084
*   Taylor Morrison Home Corp. Class A                            4,758     92,305
    TEGNA, Inc.                                                  33,930    777,336
#*  Tempur Sealy International, Inc.                              4,072    175,096
*   Tenneco, Inc.                                                 4,872    328,616
#*  Tesla Motors, Inc.                                              320     80,618
    Texas Roadhouse, Inc.                                         7,428    346,442
#   Thor Industries, Inc.                                         8,224    851,184
#   Tiffany & Co.                                                 9,147    720,052
#*  Tile Shop Holdings, Inc.                                      6,244    119,260
*   Tilly's, Inc. Class A                                         1,998     26,773
    Time Warner, Inc.                                            32,617  3,158,956
    Time, Inc.                                                   11,133    214,310
    TJX Cos., Inc. (The)                                          8,483    635,546
*   Toll Brothers, Inc.                                          15,838    496,680
*   TopBuild Corp.                                                4,976    184,659
    Tower International, Inc.                                     2,813     73,701
*   Townsquare Media, Inc. Class A                                1,300     13,884
    Tractor Supply Co.                                            3,232    238,101
*   Trans World Entertainment Corp.                                 200        550
*   TRI Pointe Group, Inc.                                       20,623    253,044

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------ ------------
Consumer Discretionary -- (Continued)
#*  TripAdvisor, Inc.                                             1,869 $     98,870
#   tronc, Inc.                                                   1,634       21,667
*   Tuesday Morning Corp.                                         4,854       20,872
#   Tupperware Brands Corp.                                       3,167      191,160
    Twenty-First Century Fox, Inc. Class A                       28,375      890,407
    Twenty-First Century Fox, Inc. Class B                       11,793      365,701
*   UCP, Inc. Class A                                               354        4,018
*   Ulta Salon Cosmetics & Fragrance, Inc.                        2,793      760,478
#*  Under Armour, Inc. Class A                                    3,078       66,146
*   Under Armour, Inc. Class C                                    2,316       44,514
*   Unifi, Inc.                                                   2,302       61,901
*   Universal Electronics, Inc.                                   1,382       82,229
    Universal Technical Institute, Inc.                           1,356        4,353
*   Urban Outfitters, Inc.                                       16,186      429,576
*   US Auto Parts Network, Inc.                                   4,356       14,767
    Vail Resorts, Inc.                                            1,266      217,170
*   Vera Bradley, Inc.                                            3,500       40,110
    VF Corp.                                                      4,656      239,691
#   Viacom, Inc. Class A                                          1,446       65,432
    Viacom, Inc. Class B                                         33,828    1,425,512
#*  Vince Holding Corp.                                           5,939       18,114
*   Vista Outdoor, Inc.                                           6,102      175,799
*   Visteon Corp.                                                 4,374      391,779
*   Vitamin Shoppe, Inc.                                          2,704       58,542
*   VOXX International Corp.                                      2,097        8,807
    Walt Disney Co. (The)                                        46,417    5,136,041
*   WCI Communities, Inc.                                         2,520       58,968
#   Wendy's Co. (The)                                            34,658      468,923
*   West Marine, Inc.                                             3,572       33,112
    Weyco Group, Inc.                                             1,047       29,504
    Whirlpool Corp.                                               5,520      965,393
#*  William Lyon Homes Class A                                    3,719       65,640
#   Williams-Sonoma, Inc.                                        13,716      661,248
    Winmark Corp.                                                   400       44,300
    Winnebago Industries, Inc.                                    3,564      111,910
    Wolverine World Wide, Inc.                                   11,544      271,169
#   World Wrestling Entertainment, Inc. Class A                   3,484       68,217
    Wyndham Worldwide Corp.                                       4,536      358,616
    Yum! Brands, Inc.                                             4,438      290,822
*   ZAGG, Inc.                                                    4,743       31,778
#*  Zumiez, Inc.                                                  3,207       64,300
                                                                        ------------
Total Consumer Discretionary                                             125,677,999
                                                                        ------------
Consumer Staples -- (5.0%)
#   Alico, Inc.                                                     938       25,279
    Andersons, Inc. (The)                                         2,971      112,155
    Archer-Daniels-Midland Co.                                   15,636      692,049
*   Avon Products, Inc.                                          40,645      238,586
#   B&G Foods, Inc.                                               8,648      383,539
#*  Blue Buffalo Pet Products, Inc.                              11,200      271,600
    Bunge, Ltd.                                                  10,789      746,707
#   Cal-Maine Foods, Inc.                                         4,136      172,471
#   Calavo Growers, Inc.                                          1,939      107,227

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Consumer Staples -- (Continued)
    Campbell Soup Co.                                             4,144 $  257,881
#   Casey's General Stores, Inc.                                  5,354    615,175
#*  Central Garden & Pet Co.                                      1,324     43,493
*   Central Garden & Pet Co. Class A                              4,600    141,588
#*  Chefs' Warehouse, Inc. (The)                                  3,320     55,444
    Clorox Co. (The)                                              3,677    441,240
#   Coca-Cola Bottling Co. Consolidated                           1,038    175,256
    Coca-Cola Co. (The)                                          66,904  2,781,199
    Colgate-Palmolive Co.                                         9,798    632,755
    Conagra Brands, Inc.                                         19,872    776,796
    Costco Wholesale Corp.                                        7,912  1,297,172
#   Coty, Inc. Class A                                            2,200     42,240
    CVS Health Corp.                                             41,380  3,261,158
*   Darling Ingredients, Inc.                                    21,136    253,632
    Dean Foods Co.                                               13,946    276,968
    Dr Pepper Snapple Group, Inc.                                 5,576    508,531
*   Edgewell Personal Care Co.                                    6,297    496,455
    Energizer Holdings, Inc.                                      3,197    161,353
*   Farmer Brothers Co.                                           2,029     70,609
#   Flowers Foods, Inc.                                          22,995    462,429
    Fresh Del Monte Produce, Inc.                                 4,700    269,075
    General Mills, Inc.                                           8,533    533,142
#*  Hain Celestial Group, Inc. (The)                             10,183    402,839
#*  Herbalife, Ltd.                                               3,400    191,080
    Hormel Foods Corp.                                            6,257    227,129
*   HRG Group, Inc.                                              22,278    374,939
    Ingles Markets, Inc. Class A                                  1,571     71,088
    Ingredion, Inc.                                               7,690    985,781
    Inter Parfums, Inc.                                           3,057    104,244
#*  Inventure Foods, Inc.                                         2,048     12,268
    J&J Snack Foods Corp.                                         2,419    308,592
    JM Smucker Co. (The)                                          7,058    958,829
    John B. Sanfilippo & Son, Inc.                                1,172     77,106
    Kellogg Co.                                                   3,182    231,363
    Kimberly-Clark Corp.                                          4,348    526,673
    Kraft Heinz Co. (The)                                        10,616    947,903
    Kroger Co. (The)                                             15,149    514,460
    Lamb Weston Holdings, Inc.                                    1,548     57,833
    Lancaster Colony Corp.                                        2,193    287,393
*   Landec Corp.                                                  3,686     46,444
*   Lifevantage Corp.                                             1,400     10,108
*   Lifeway Foods, Inc.                                           2,341     25,213
    Limoneira Co.                                                 1,022     17,374
    Mannatech, Inc.                                                  40        794
#   McCormick & Co., Inc. Non-Voting                              3,052    291,619
    McCormick & Co., Inc. Voting                                     90      8,595
    Mead Johnson Nutrition Co.                                    4,800    338,208
    Medifast, Inc.                                                2,381    100,407
*   Monster Beverage Corp.                                        2,400    102,240
    National Beverage Corp.                                       2,957    148,412
*   Natural Alternatives International, Inc.                        920     10,488
#*  Natural Grocers by Vitamin Cottage, Inc.                      2,621     33,129
    Nature's Sunshine Products, Inc.                              1,300     16,575

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ -----------
Consumer Staples -- (Continued)
    Nu Skin Enterprises, Inc. Class A                             8,119 $   421,214
    Nutraceutical International Corp.                               930      31,155
    Oil-Dri Corp. of America                                        877      29,511
*   Omega Protein Corp.                                           2,990      74,601
#   Orchids Paper Products Co.                                    1,452      39,654
    PepsiCo, Inc.                                                21,716   2,253,686
#   Pilgrim's Pride Corp.                                         5,062      96,887
    Pinnacle Foods, Inc.                                         10,611     564,399
#*  Post Holdings, Inc.                                           7,138     597,308
#   PriceSmart, Inc.                                              3,150     266,805
*   Primo Water Corp.                                             2,141      27,662
*   Revlon, Inc. Class A                                          3,472     116,138
*   Rite Aid Corp.                                               23,781     133,649
    Rocky Mountain Chocolate Factory, Inc.                          400       4,384
#   Sanderson Farms, Inc.                                         3,290     299,390
*   Seaboard Corp.                                                   42     161,700
*   Seneca Foods Corp. Class A                                    1,000      35,850
#*  Smart & Final Stores, Inc.                                    3,900      55,965
    Snyder's-Lance, Inc.                                          9,200     353,096
    SpartanNash Co.                                               4,380     165,827
#   Spectrum Brands Holdings, Inc.                                2,100     280,119
#*  Sprouts Farmers Market, Inc.                                 15,788     294,762
*   SUPERVALU, Inc.                                              24,212      94,911
    Sysco Corp.                                                   9,090     476,861
#   Tootsie Roll Industries, Inc.                                 2,505      93,812
#*  TreeHouse Foods, Inc.                                         5,572     422,803
    Tyson Foods, Inc. Class A                                    14,633     918,806
*   United Natural Foods, Inc.                                    6,471     295,725
*   USANA Health Sciences, Inc.                                   3,800     236,740
    Village Super Market, Inc. Class A                            1,203      36,439
    Wal-Mart Stores, Inc.                                        86,646   5,782,754
    Walgreens Boots Alliance, Inc.                               41,084   3,366,423
    WD-40 Co.                                                     1,300     136,695
    Weis Markets, Inc.                                            3,323     197,519
*   WhiteWave Foods Co. (The)                                     4,710     259,333
    Whole Foods Market, Inc.                                     23,896     722,137
                                                                        -----------
Total Consumer Staples                                                   43,077,050
                                                                        -----------
Energy -- (5.9%)
    Adams Resources & Energy, Inc.                                  617      23,909
    Alon USA Energy, Inc.                                         7,498      84,427
    Anadarko Petroleum Corp.                                     10,573     735,141
*   Antero Resources Corp.                                       11,003     268,583
    Apache Corp.                                                  4,288     256,508
#*  Approach Resources, Inc.                                      4,800      15,600
    Archrock, Inc.                                                7,171     104,697
#   Atwood Oceanics, Inc.                                         5,597      68,060
    Baker Hughes, Inc.                                            8,539     538,640
*   Bill Barrett Corp.                                            5,529      36,215
#   Bristow Group, Inc.                                           5,013      88,530
    Cabot Oil & Gas Corp.                                         9,210     197,831
*   Callon Petroleum Co.                                          6,901     105,447
    Cheniere Energy Partners L.P. Holdings LLC                    1,223      27,946

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Energy -- (Continued)
*   Cheniere Energy, Inc.                                         5,268 $  251,020
#*  Chesapeake Energy Corp.                                      50,518    325,841
    Chevron Corp.                                                57,728  6,428,013
    Cimarex Energy Co.                                              644     87,075
*   Clayton Williams Energy, Inc.                                 1,048    152,432
*   Clean Energy Fuels Corp.                                     12,418     32,163
*   Cloud Peak Energy, Inc.                                       1,263      7,186
#*  Concho Resources, Inc.                                        2,547    355,154
    ConocoPhillips                                               35,326  1,722,496
#   CONSOL Energy, Inc.                                          27,578    467,171
*   Contango Oil & Gas Co.                                        3,481     28,196
#*  Continental Resources, Inc.                                     844     40,985
#   Core Laboratories NV                                          3,256    380,398
    CVR Energy, Inc.                                              4,948    109,895
*   Dawson Geophysical Co.                                        3,162     25,043
    Delek US Holdings, Inc.                                       8,233    184,419
*   Denbury Resources, Inc.                                      46,754    156,626
    Devon Energy Corp.                                            2,790    127,057
#   DHT Holdings, Inc.                                            9,539     44,738
*   Diamond Offshore Drilling, Inc.                               8,108    132,809
*   Diamondback Energy, Inc.                                      1,939    203,925
#*  Dorian LPG, Ltd.                                              6,121     69,229
#*  Dril-Quip, Inc.                                               4,778    297,192
*   Earthstone Energy, Inc.                                       2,192     28,540
*   Eclipse Resources Corp.                                      34,062     83,793
*   Energen Corp.                                                 5,530    298,012
*   ENGlobal Corp.                                                1,300      3,614
#   EnLink Midstream LLC                                         11,821    205,094
    Ensco P.L.C. Class A                                         25,800    281,736
    EOG Resources, Inc.                                           7,089    720,101
#*  EP Energy Corp. Class A                                      11,960     62,670
#   EQT Corp.                                                     3,809    230,940
*   Era Group, Inc.                                               2,969     46,495
    Evolution Petroleum Corp.                                     4,359     37,923
*   Exterran Corp.                                                5,185    160,839
    Exxon Mobil Corp.                                            79,379  6,659,104
#*  Forum Energy Technologies, Inc.                              12,035    261,159
#   Frank's International NV                                      8,700    103,008
#   GasLog, Ltd.                                                  5,790     96,693
*   Gastar Exploration, Inc.                                      4,420      7,514
#*  Geospace Technologies Corp.                                     961     22,430
    Green Plains, Inc.                                            5,506    123,885
    Gulf Island Fabrication, Inc.                                 2,558     35,556
*   Gulfport Energy Corp.                                        10,856    226,890
    Hallador Energy Co.                                           3,488     32,787
    Halliburton Co.                                               4,053    229,278
*   Helix Energy Solutions Group, Inc.                           18,002    152,657
#   Helmerich & Payne, Inc.                                       5,028    357,792
    Hess Corp.                                                   16,974    919,651
    HollyFrontier Corp.                                          13,003    376,697
*   ION Geophysical Corp.                                         1,070      6,206
#*  Jones Energy, Inc. Class A                                    1,492      6,639
    Kinder Morgan, Inc.                                          42,568    950,969

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Energy -- (Continued)
#*  Kosmos Energy, Ltd.                                          34,935 $  228,475
*   Laredo Petroleum, Inc.                                       18,122    245,553
    Marathon Oil Corp.                                           43,900    735,325
    Marathon Petroleum Corp.                                     28,887  1,388,020
*   Matrix Service Co.                                            3,400     76,160
#*  McDermott International, Inc.                                31,639    256,276
*   Mitcham Industries, Inc.                                        900      4,370
#   Murphy Oil Corp.                                              7,785    225,064
    Nabors Industries, Ltd.                                      29,855    485,144
#   National Oilwell Varco, Inc.                                 19,618    741,757
*   Natural Gas Services Group, Inc.                              1,608     46,150
*   Newfield Exploration Co.                                      1,237     49,579
*   Newpark Resources, Inc.                                      10,666     80,528
    Noble Corp. P.L.C.                                           15,794    106,609
    Noble Energy, Inc.                                           23,015    915,076
#   Nordic American Tankers, Ltd.                                   168      1,452
*   Northern Oil and Gas, Inc.                                    3,834     13,802
*   Oasis Petroleum, Inc.                                        24,098    340,746
    Occidental Petroleum Corp.                                   13,570    919,639
    Oceaneering International, Inc.                              11,872    330,635
*   Oil States International, Inc.                                5,906    233,287
#   ONEOK, Inc.                                                  11,951    658,620
*   Pacific Ethanol, Inc.                                         4,800     34,080
    Panhandle Oil and Gas, Inc. Class A                           1,762     38,764
#*  Par Pacific Holdings, Inc.                                    3,933     57,146
*   Parker Drilling Co.                                          17,479     44,571
*   Parsley Energy, Inc. Class A                                  7,197    253,478
#   Patterson-UTI Energy, Inc.                                   15,658    439,050
    PBF Energy, Inc. Class A                                     10,643    246,811
*   PDC Energy, Inc.                                              6,449    476,839
*   PHI, Inc. Non-Voting                                          1,325     21,001
    Phillips 66                                                   8,717    711,482
*   Pioneer Energy Services Corp.                                 8,189     51,591
    Pioneer Natural Resources Co.                                 2,893    521,405
*   QEP Resources, Inc.                                          24,917    434,552
    Range Resources Corp.                                        10,155    328,413
#*  Renewable Energy Group, Inc.                                  4,824     41,969
#*  REX American Resources Corp.                                    885     73,482
*   Rice Energy, Inc.                                            20,252    401,597
*   RigNet, Inc.                                                  1,558     30,770
#*  Ring Energy, Inc.                                             4,350     57,420
#*  Rowan Cos. P.L.C. Class A                                    17,328    310,518
#   RPC, Inc.                                                     8,192    176,292
*   RSP Permian, Inc.                                            12,410    528,170
    Schlumberger, Ltd.                                           25,741  2,154,779
#   Scorpio Tankers, Inc.                                        21,787     83,444
*   SEACOR Holdings, Inc.                                         2,286    168,181
    SemGroup Corp. Class A                                        5,566    220,970
#*  Ship Finance International, Ltd.                              7,432    111,480
    SM Energy Co.                                                 8,219    250,762
*   Southwestern Energy Co.                                      15,107    136,114
    Spectra Energy Corp.                                          7,457    310,584
    Superior Energy Services, Inc.                               15,465    273,267

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ -----------
Energy -- (Continued)
#*  Synergy Resources Corp.                                      26,286 $   226,322
    Targa Resources Corp.                                        11,124     640,965
#*  TechnipFMC P.L.C.                                            12,483     419,678
    Teekay Corp.                                                  5,911      59,406
    Teekay Tankers, Ltd. Class A                                 11,854      29,042
#*  Tesco Corp.                                                   5,458      46,939
    Tesoro Corp.                                                 15,860   1,282,281
*   TETRA Technologies, Inc.                                     11,249      55,795
*   Transocean, Ltd.                                             25,274     353,078
*   Unit Corp.                                                    6,753     175,578
    US Silica Holdings, Inc.                                      2,610     154,355
    Valero Energy Corp.                                          23,933   1,573,834
#*  Weatherford International P.L.C.                             41,023     213,730
    Western Refining, Inc.                                       16,756     586,628
*   Whiting Petroleum Corp.                                      28,797     319,359
*   Willbros Group, Inc.                                            549       1,663
    Williams Cos., Inc. (The)                                    11,887     342,821
    World Fuel Services Corp.                                     8,326     370,340
*   WPX Energy, Inc.                                             35,569     495,476
                                                                        -----------
Total Energy                                                             51,327,808
                                                                        -----------
Financials -- (20.0%)
    1st Constitution Bancorp                                        749      12,583
    1st Source Corp.                                              3,109     140,247
    A-Mark Precious Metals, Inc.                                  1,195      22,669
#   Access National Corp.                                         1,667      44,476
    ACNB Corp.                                                      198       5,940
*   Affiliated Managers Group, Inc.                               3,228     491,818
    Aflac, Inc.                                                  14,247     997,148
*   Alleghany Corp.                                                 726     444,000
*   Allegiance Bancshares, Inc.                                   1,516      49,194
    Allied World Assurance Co. Holdings AG                        8,804     467,757
    Allstate Corp. (The)                                         12,870     967,953
    Ally Financial, Inc.                                         42,518     897,980
#*  Ambac Financial Group, Inc.                                   5,554     116,190
    American Equity Investment Life Holding Co.                  11,551     272,604
    American Express Co.                                         30,083   2,297,740
    American Financial Group, Inc.                                6,075     523,483
    American International Group, Inc.                           29,571   1,900,232
    American National Bankshares, Inc.                            1,300      46,150
    American National Insurance Co.                               1,834     213,826
    Ameriprise Financial, Inc.                                    9,462   1,062,299
    Ameris Bancorp                                                3,698     166,780
    AMERISAFE, Inc.                                               2,385     150,374
    AmeriServ Financial, Inc.                                       300       1,185
    AmTrust Financial Services, Inc.                             23,027     607,683
    Aon P.L.C.                                                    4,712     531,042
*   Arch Capital Group, Ltd.                                      7,362     650,433
    Argo Group International Holdings, Ltd.                       3,834     245,184
    Arrow Financial Corp.                                         2,103      74,236
#   Arthur J Gallagher & Co.                                      7,572     407,601
#   Artisan Partners Asset Management, Inc. Class A               4,522     130,912
    Aspen Insurance Holdings, Ltd.                                6,985     393,954

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Financials -- (Continued)
    Associated Banc-Corp                                          14,959 $  378,463
    Assurant, Inc.                                                 6,823    662,718
    Assured Guaranty, Ltd.                                        16,703    649,914
*   Asta Funding, Inc.                                             2,307     23,531
    Astoria Financial Corp.                                       10,608    200,597
*   Atlantic Capital Bancshares, Inc.                              1,114     21,277
*   Atlanticus Holdings Corp.                                        886      2,516
*   Atlas Financial Holdings, Inc.                                 1,166     19,822
    Axis Capital Holdings, Ltd.                                    3,641    233,060
    Baldwin & Lyons, Inc. Class B                                  2,066     49,584
    Banc of California, Inc.                                       6,373    100,693
    BancFirst Corp.                                                1,995    188,228
*   Bancorp, Inc. (The)                                            8,154     48,842
    BancorpSouth, Inc.                                            12,134    360,380
    Bank Mutual Corp.                                              5,859     55,953
    Bank of America Corp.                                        303,020  6,860,373
    Bank of Commerce Holdings                                        300      2,985
#   Bank of Hawaii Corp.                                           5,432    466,663
    Bank of Marin Bancorp                                            851     57,187
    Bank of New York Mellon Corp. (The)                           37,065  1,657,917
#   Bank of the Ozarks, Inc.                                      14,198    779,044
    BankFinancial Corp.                                            2,924     39,386
    BankUnited, Inc.                                              11,350    433,570
    Banner Corp.                                                   4,468    250,744
    Bar Harbor Bankshares                                            927     40,167
    BB&T Corp.                                                    28,296  1,306,992
    Bear State Financial, Inc.                                     1,200     12,084
    Beneficial Bancorp, Inc.                                       9,704    173,216
*   Berkshire Hathaway, Inc. Class B                              22,210  3,645,549
    Berkshire Hills Bancorp, Inc.                                  4,416    156,326
    BGC Partners, Inc. Class A                                    38,852    430,092
    BlackRock, Inc.                                                4,096  1,531,822
    Blue Hills Bancorp, Inc.                                       3,822     72,618
    BNC Bancorp                                                    5,956    209,949
#*  BofI Holding, Inc.                                             6,440    189,980
    BOK Financial Corp.                                            4,530    372,547
    Boston Private Financial Holdings, Inc.                       11,675    192,638
    Bridge Bancorp, Inc.                                           1,746     63,118
    Brookline Bancorp, Inc.                                        9,177    144,538
    Brown & Brown, Inc.                                            9,786    412,284
    Bryn Mawr Bank Corp.                                           2,559    102,488
*   BSB Bancorp, Inc.                                              1,168     32,412
    C&F Financial Corp.                                              500     21,675
    Calamos Asset Management, Inc. Class A                         2,328     19,602
    Camden National Corp.                                          2,329     96,607
#   Capital Bank Financial Corp. Class A                           3,466    136,560
    Capital City Bank Group, Inc.                                  2,300     47,587
    Capital One Financial Corp.                                   17,582  1,536,491
    Capitol Federal Financial, Inc.                               18,317    282,998
    Cardinal Financial Corp.                                       3,700    116,032
    Carolina Financial Corp.                                       1,116     33,424
*   Cascade Bancorp                                               10,068     80,242
    Cathay General Bancorp                                         9,725    354,379

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Financials -- (Continued)
    CBOE Holdings, Inc.                                           3,679 $  292,922
    CenterState Banks, Inc.                                       6,643    162,023
    Central Pacific Financial Corp.                               4,075    127,670
    Central Valley Community Bancorp                              1,231     24,903
    Century Bancorp, Inc. Class A                                   165      9,950
    Charles Schwab Corp. (The)                                   25,626  1,056,816
    Charter Financial Corp.                                       2,547     43,757
    Chemical Financial Corp.                                      7,490    370,231
    Chubb, Ltd.                                                   9,010  1,184,725
    Cincinnati Financial Corp.                                    8,187    577,838
    CIT Group, Inc.                                              14,133    582,138
    Citigroup, Inc.                                              84,205  4,701,165
    Citizens & Northern Corp.                                     1,891     44,930
    Citizens Financial Group, Inc.                               22,833    825,870
    Citizens Holding Co.                                            160      4,080
#*  Citizens, Inc.                                                3,580     33,151
#   City Holding Co.                                              1,916    124,712
    Civista Bancshares, Inc.                                        330      6,762
    Clifton Bancorp, Inc.                                         3,131     48,593
    CME Group, Inc.                                               9,806  1,187,310
    CNB Financial Corp.                                           2,238     52,503
    CNO Financial Group, Inc.                                    13,279    251,106
    CoBiz Financial, Inc.                                         5,967    104,542
    Codorus Valley Bancorp, Inc.                                    105      2,695
    Cohen & Steers, Inc.                                          5,874    204,944
    Columbia Banking System, Inc.                                 7,620    302,971
    Comerica, Inc.                                                8,596    580,488
    Commerce Bancshares, Inc.                                     7,324    414,026
    Community Bank System, Inc.                                   5,810    339,072
*   Community Bankers Trust Corp.                                   100        750
    Community Trust Bancorp, Inc.                                 2,316    107,115
    ConnectOne Bancorp, Inc.                                      3,612     89,216
*   Consumer Portfolio Services, Inc.                             4,008     19,158
#*  Cowen Group, Inc. Class A                                     3,227     48,405
    Crawford & Co. Class A                                        2,549     23,553
#   Crawford & Co. Class B                                        3,450     41,814
#*  Credit Acceptance Corp.                                       2,520    517,306
*   CU Bancorp                                                    2,279     82,614
#   Cullen/Frost Bankers, Inc.                                    6,371    569,567
*   Customers Bancorp, Inc.                                       3,940    135,772
#   CVB Financial Corp.                                          14,531    327,529
    Diamond Hill Investment Group, Inc.                             579    117,074
    Dime Community Bancshares, Inc.                               5,064    108,370
    Discover Financial Services                                  22,080  1,529,702
    DNB Financial Corp.                                             400     13,300
    Donegal Group, Inc. Class A                                   3,167     52,161
*   Donnelley Financial Solutions, Inc.                           2,185     52,615
*   E*TRADE Financial Corp.                                      18,045    675,785
*   Eagle Bancorp, Inc.                                           3,579    219,214
    East West Bancorp, Inc.                                      12,725    654,574
#   Eaton Vance Corp.                                            11,344    475,654
*   eHealth, Inc.                                                 2,377     29,142
    EMC Insurance Group, Inc.                                     2,748     80,104

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Financials -- (Continued)
    Employers Holdings, Inc.                                      4,163 $  151,741
#*  Encore Capital Group, Inc.                                    2,577     79,758
    Endurance Specialty Holdings, Ltd.                            6,420    595,070
#*  Enova International, Inc.                                     4,592     64,747
*   Enstar Group, Ltd.                                            1,883    364,643
    Enterprise Bancorp, Inc.                                        258      8,671
    Enterprise Financial Services Corp.                           2,933    122,159
    Erie Indemnity Co. Class A                                    1,217    136,438
    ESSA Bancorp, Inc.                                            1,600     25,328
*   Essent Group, Ltd.                                            9,312    321,916
    EverBank Financial Corp.                                     13,138    255,271
    Evercore Partners, Inc. Class A                               5,400    418,230
    Everest Re Group, Ltd.                                        2,859    628,780
*   Ezcorp, Inc. Class A                                          8,301     82,180
#   FactSet Research Systems, Inc.                                1,263    218,562
    Farmers Capital Bank Corp.                                    1,252     46,512
    Farmers National Banc Corp.                                   4,026     50,728
    FBL Financial Group, Inc. Class A                             1,900    132,620
*   FCB Financial Holdings, Inc. Class A                          4,962    232,966
    Federal Agricultural Mortgage Corp. Class C                     900     50,094
    Federated Investors, Inc. Class B                            12,880    335,009
    Federated National Holding Co.                                1,756     32,205
    Fidelity Southern Corp.                                       3,832     89,094
    Fifth Third Bancorp                                          50,528  1,318,781
#   Financial Engines, Inc.                                       4,147    159,867
    Financial Institutions, Inc.                                  2,100     69,195
*   First Acceptance Corp.                                          900      1,431
    First American Financial Corp.                               13,207    496,319
*   First BanCorp(318672706)                                     28,865    193,973
    First Bancorp(318910106)                                      2,995     87,664
    First Bancorp, Inc.                                           1,481     39,987
    First Busey Corp.                                             4,727    138,265
    First Business Financial Services, Inc.                         989     23,963
    First Citizens BancShares, Inc. Class A                       1,300    476,762
    First Commonwealth Financial Corp.                           11,841    167,195
    First Community Bancshares, Inc.                              2,390     69,549
    First Connecticut Bancorp, Inc.                               1,932     43,760
    First Defiance Financial Corp.                                  812     39,350
    First Financial Bancorp                                       8,225    226,599
#   First Financial Bankshares, Inc.                              7,745    330,324
    First Financial Corp.                                         1,138     55,022
    First Financial Northwest, Inc.                               1,800     37,350
*   First Foundation, Inc.                                        4,364     63,278
#   First Horizon National Corp.                                 27,392    547,840
    First Interstate BancSystem, Inc. Class A                     2,890    118,924
    First Merchants Corp.                                         5,309    203,494
    First Mid-Illinois Bancshares, Inc.                             104      3,277
    First Midwest Bancorp, Inc.                                  10,686    259,456
#*  First NBC Bank Holding Co.                                    2,000      8,000
*   First Northwest Bancorp                                       1,283     19,001
    First of Long Island Corp. (The)                              3,492     94,633
    First Republic Bank                                           6,411    604,750
    First South Bancorp, Inc.                                       100      1,239

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Financials -- (Continued)
    FirstCash, Inc.                                               6,149 $  262,562
*   Flagstar Bancorp, Inc.                                        7,262    187,142
    Flushing Financial Corp.                                      3,863    105,074
#   FNB Corp.                                                    20,922    312,575
#   FNF Group                                                    14,809    523,646
#*  FNFV Group                                                    9,460    122,980
*   Franklin Financial Network, Inc.                              1,130     43,562
    Franklin Resources, Inc.                                     15,160    602,458
    Fulton Financial Corp.                                       17,720    322,504
    Gain Capital Holdings, Inc.                                   6,727     50,520
    GAMCO Investors, Inc. Class A                                 1,000     29,200
*   Genworth Financial, Inc. Class A                             60,600    203,616
    German American Bancorp, Inc.                                 2,169    104,090
    Glacier Bancorp, Inc.                                         9,293    330,180
*   Global Indemnity, Ltd.                                        1,559     61,596
    Goldman Sachs Group, Inc. (The)                              10,439  2,393,872
    Great Southern Bancorp, Inc.                                  2,048    102,502
    Great Western Bancorp, Inc.                                   7,100    303,525
#*  Green Bancorp, Inc.                                           3,214     55,120
*   Green Dot Corp. Class A                                       6,526    174,897
    Greenhill & Co., Inc.                                         3,377     99,790
*   Greenlight Capital Re, Ltd. Class A                           4,400     99,440
    Guaranty Bancorp                                              2,400     58,080
*   Hallmark Financial Services, Inc.                             2,410     26,365
    Hancock Holding Co.                                           8,497    389,587
    Hanmi Financial Corp.                                         4,379    145,164
    Hanover Insurance Group, Inc. (The)                           4,230    355,066
    Hartford Financial Services Group, Inc. (The)                24,789  1,207,472
    HCI Group, Inc.                                               1,645     68,037
    Heartland Financial USA, Inc.                                 3,335    156,078
#   Hennessy Advisors, Inc.                                         738     20,524
    Heritage Commerce Corp.                                       5,400     75,816
    Heritage Financial Corp.                                      3,817     97,334
    Heritage Insurance Holdings, Inc.                             2,601     36,882
    Heritage Oaks Bancorp                                         4,850     65,669
    Hilltop Holdings, Inc.                                       12,037    329,573
    Hingham Institution for Savings                                 155     29,975
    Home Bancorp, Inc.                                              500     17,785
    Home BancShares, Inc.                                        15,518    418,055
*   HomeStreet, Inc.                                              3,322     87,036
*   HomeTrust Bancshares, Inc.                                    3,038     75,191
    Hope Bancorp, Inc.                                           17,925    374,812
    HopFed Bancorp, Inc.                                              6         85
    Horace Mann Educators Corp.                                   4,433    183,305
    Horizon Bancorp                                               2,928     75,045
    Huntington Bancshares, Inc.                                  69,183    936,046
    Iberiabank Corp.                                              4,215    346,262
    Independence Holding Co.                                      2,048     40,755
    Independent Bank Corp.                                        3,527    219,908
    Independent Bank Group, Inc.                                  2,486    154,505
    Infinity Property & Casualty Corp.                              219     19,020
    Interactive Brokers Group, Inc. Class A                      10,009    373,736
    Intercontinental Exchange, Inc.                              20,067  1,171,110

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
    International Bancshares Corp.                                 8,557 $   317,465
*   INTL. FCStone, Inc.                                            2,356      86,889
    Invesco, Ltd.                                                 28,574     826,360
    Investment Technology Group, Inc.                              3,300      66,396
#   Investors Bancorp, Inc.                                       28,466     408,487
    Investors Title Co.                                              166      20,172
    James River Group Holdings, Ltd.                               3,778     149,798
    Janus Capital Group, Inc.                                     20,172     252,150
    JPMorgan Chase & Co.                                         132,305  11,196,972
*   KCG Holdings, Inc. Class A                                    10,554     147,439
    Kearny Financial Corp.                                        11,135     169,809
    Kemper Corp.                                                   6,712     289,958
    KeyCorp                                                       48,705     875,229
#   Kingstone Cos., Inc.                                             707       8,449
#*  Ladenburg Thalmann Financial Services, Inc.                   20,093      46,214
    Lakeland Bancorp, Inc.                                         5,645     104,715
    Lakeland Financial Corp.                                       2,564     113,893
#   LCNB Corp.                                                       700      15,750
    LegacyTexas Financial Group, Inc.                              6,271     259,118
#   Legg Mason, Inc.                                               9,937     314,904
#*  LendingClub Corp.                                             34,900     215,333
#*  LendingTree, Inc.                                                779      87,170
    Leucadia National Corp.                                       20,385     486,182
    Lincoln National Corp.                                        12,989     876,887
    Loews Corp.                                                   19,149     891,960
    LPL Financial Holdings, Inc.                                  14,924     586,513
    M&T Bank Corp.                                                 4,867     791,228
    Macatawa Bank Corp.                                            4,300      43,946
    Maiden Holdings, Ltd.                                          9,647     171,234
    MainSource Financial Group, Inc.                               3,341     109,785
    Manning & Napier, Inc.                                         1,962      13,636
*   Markel Corp.                                                     714     660,450
    MarketAxess Holdings, Inc.                                     2,141     400,902
    Marlin Business Services Corp.                                 1,780      40,851
    Marsh & McLennan Cos., Inc.                                    9,234     628,097
    MB Financial, Inc.                                             8,456     376,546
*   MBIA, Inc.                                                    17,849     182,060
    MBT Financial Corp.                                            3,354      36,223
    Mercantile Bank Corp.                                          2,362      76,293
    Merchants Bancshares, Inc.                                       666      33,966
#   Mercury General Corp.                                          5,419     342,752
    Meridian Bancorp, Inc.                                         6,693     126,163
    Meta Financial Group, Inc.                                     1,255     110,252
    MetLife, Inc.                                                 26,446   1,438,927
*   MGIC Investment Corp.                                         12,754     135,830
#   Middleburg Financial Corp.                                       187       6,422
    MidSouth Bancorp, Inc.                                         1,200      17,340
    MidWestOne Financial Group, Inc.                               1,517      53,565
    Moelis & Co. Class A                                           2,211      75,395
#   Moody's Corp.                                                  4,275     443,189
    Morgan Stanley                                                49,770   2,114,727
    Morningstar, Inc.                                              2,945     224,262
    MSCI, Inc.                                                     3,135     259,421

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Financials -- (Continued)
    MutualFirst Financial, Inc.                                     500 $   15,625
    Nasdaq, Inc.                                                  9,599    677,113
    National Bank Holdings Corp. Class A                          3,572    116,090
#   National Bankshares, Inc.                                       518     22,559
*   National Commerce Corp.                                         707     26,513
    National General Holdings Corp.                              13,905    340,533
    National Western Life Group, Inc. Class A                       388    113,742
#*  Nationstar Mortgage Holdings, Inc.                            6,255    113,466
    Navient Corp.                                                48,122    723,755
    Navigators Group, Inc. (The)                                  3,894    218,648
    NBT Bancorp, Inc.                                             5,654    230,344
    Nelnet, Inc. Class A                                          4,163    204,112
#   New York Community Bancorp, Inc.                             27,347    415,401
*   NewStar Financial, Inc.                                       5,176     45,963
*   Nicholas Financial, Inc.                                        801      8,811
*   NMI Holdings, Inc. Class A                                    9,063     97,880
    Northern Trust Corp.                                          8,397    696,615
    Northfield Bancorp, Inc.                                      6,107    110,231
    Northrim BanCorp, Inc.                                          900     25,425
    Northwest Bancshares, Inc.                                   13,513    230,667
    OceanFirst Financial Corp.                                    3,230     91,764
*   Ocwen Financial Corp.                                         6,794     35,804
    OFG Bancorp                                                   6,578     87,159
    Old Line Bancshares, Inc.                                     1,300     34,853
    Old National Bancorp.                                        17,268    306,507
    Old Republic International Corp.                             30,311    630,469
    Old Second Bancorp, Inc.                                      2,390     25,812
    OM Asset Management P.L.C.                                   12,488    176,081
    OneBeacon Insurance Group, Ltd. Class A                       3,660     59,402
#*  OneMain Holdings, Inc.                                       13,544    303,115
    Oppenheimer Holdings, Inc. Class A                            1,497     25,599
    Opus Bank                                                     4,186     85,185
    Oritani Financial Corp.                                       5,492     95,286
    Orrstown Financial Services, Inc.                               909     19,953
    Pacific Continental Corp.                                     2,959     73,383
*   Pacific Mercantile Bancorp                                    2,550     18,233
*   Pacific Premier Bancorp, Inc.                                 3,505    137,922
    PacWest Bancorp                                               8,611    477,049
    Park National Corp.                                           1,852    205,183
    Park Sterling Corp.                                           7,735     90,500
    Peapack Gladstone Financial Corp.                             2,129     64,306
#   Penns Woods Bancorp, Inc.                                       829     38,300
*   PennyMac Financial Services, Inc. Class A                     4,318     72,974
#   People's United Financial, Inc.                              17,696    331,800
    People's Utah Bancorp                                         1,400     35,350
    Peoples Bancorp, Inc.                                         2,534     78,681
#   Peoples Financial Services Corp.                                400     17,200
*   PHH Corp.                                                     7,228    105,384
*   PICO Holdings, Inc.                                           3,320     47,310
    Pinnacle Financial Partners, Inc.                             4,928    329,437
*   Piper Jaffray Cos.                                            1,000     70,500
    PNC Financial Services Group, Inc. (The)                     17,239  2,076,610
    Popular, Inc.                                                10,732    476,823

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Financials -- (Continued)
#*  PRA Group, Inc.                                               6,114 $  243,337
    Preferred Bank                                                1,595     88,379
    Premier Financial Bancorp, Inc.                               1,519     27,828
    Primerica, Inc.                                               7,005    528,527
    Principal Financial Group, Inc.                              20,121  1,148,708
    PrivateBancorp, Inc.                                          7,432    406,233
    ProAssurance Corp.                                            5,066    275,590
    Progressive Corp. (The)                                      21,246    795,450
    Prosperity Bancshares, Inc.                                   7,031    510,662
    Provident Financial Holdings, Inc.                            1,300     24,089
    Provident Financial Services, Inc.                            8,532    225,842
#   Prudential Bancorp, Inc.                                        845     14,813
    Prudential Financial, Inc.                                   12,072  1,268,888
    Pzena Investment Management, Inc. Class A                     1,300     12,987
    QCR Holdings, Inc.                                            1,925     80,754
    Radian Group, Inc.                                           10,400    191,360
    Raymond James Financial, Inc.                                 9,246    692,803
*   Regional Management Corp.                                     1,515     37,890
    Regions Financial Corp.                                      80,198  1,155,653
    Reinsurance Group of America, Inc.                            3,594    450,939
    RenaissanceRe Holdings, Ltd.                                  3,798    517,743
    Renasant Corp.                                                5,525    219,895
    Republic Bancorp, Inc. Class A                                2,487     86,175
#*  Republic First Bancorp, Inc.                                  1,200      9,060
    Riverview Bancorp, Inc.                                         100        767
    RLI Corp.                                                     4,392    260,973
    S&P Global, Inc.                                              4,120    495,142
    S&T Bancorp, Inc.                                             4,661    175,347
*   Safeguard Scientifics, Inc.                                   2,419     29,149
    Safety Insurance Group, Inc.                                  1,990    142,683
    Sandy Spring Bancorp, Inc.                                    3,057    125,245
*   Santander Consumer USA Holdings, Inc.                        42,080    556,298
*   Seacoast Banking Corp. of Florida                             5,032    109,597
    SEI Investments Co.                                           3,712    180,069
    Selective Insurance Group, Inc.                               6,923    288,689
#   ServisFirst Bancshares, Inc.                                  6,982    279,559
    Shore Bancshares, Inc.                                        1,532     24,650
    SI Financial Group, Inc.                                      1,043     15,697
    Sierra Bancorp                                                1,944     52,021
*   Signature Bank                                                3,203    504,537
    Silvercrest Asset Management Group, Inc. Class A                800     11,120
    Simmons First National Corp. Class A                          4,002    240,720
*   SLM Corp.                                                    57,783    686,462
    South State Corp.                                             3,144    281,074
*   Southern First Bancshares, Inc.                                 700     24,780
    Southern Missouri Bancorp, Inc.                                 512     17,234
    Southern National Bancorp of Virginia, Inc.                   1,622     26,001
    Southside Bancshares, Inc.                                    3,401    116,178
    Southwest Bancorp, Inc.                                       2,616     72,463
    State Auto Financial Corp.                                    5,412    136,707
    State Bank Financial Corp.                                    4,490    118,716
    State National Cos., Inc.                                     4,369     60,117
    State Street Corp.                                           13,352  1,017,422

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Financials -- (Continued)
    Sterling Bancorp                                             15,910 $  379,454
    Stewart Information Services Corp.                            2,952    128,943
*   Stifel Financial Corp.                                        6,700    337,211
    Stock Yards Bancorp, Inc.                                     2,100     94,080
    Stonegate Bank                                                1,770     80,553
    Suffolk Bancorp                                               1,481     61,343
    Summit Financial Group, Inc.                                    333      8,708
    Sun Bancorp, Inc.                                             2,206     55,150
    SunTrust Banks, Inc.                                         17,020    967,076
#*  SVB Financial Group                                           4,028    693,742
    Synchrony Financial                                          36,970  1,324,265
#   Synovus Financial Corp.                                      14,513    604,902
    T Rowe Price Group, Inc.                                     14,165    955,288
    TCF Financial Corp.                                          22,343    387,651
    TD Ameritrade Holding Corp.                                   8,009    369,615
    Territorial Bancorp, Inc.                                     1,300     41,171
*   Texas Capital Bancshares, Inc.                                5,537    456,803
    TFS Financial Corp.                                           8,371    146,409
*   Third Point Reinsurance, Ltd.                                 2,702     30,938
    Timberland Bancorp, Inc.                                        500     10,455
    Tiptree, Inc.                                                 5,339     34,970
#   Tompkins Financial Corp.                                      1,833    165,978
    Torchmark Corp.                                               8,299    610,308
    Towne Bank                                                    8,161    262,784
    Travelers Cos., Inc. (The)                                   16,510  1,944,548
    Trico Bancshares                                              3,256    120,049
*   TriState Capital Holdings, Inc.                               3,588     79,654
*   Triumph Bancorp, Inc.                                         2,126     57,508
    TrustCo Bank Corp. NY                                        13,664    114,778
#   Trustmark Corp.                                               8,877    298,445
    U.S. Bancorp.                                                57,035  3,002,893
    UMB Financial Corp.                                           4,904    378,295
    Umpqua Holdings Corp.                                        22,283    408,002
    Union Bankshares Corp.                                        5,694    209,311
#   United Bankshares, Inc.                                       7,740    346,752
    United Community Banks, Inc.                                  9,195    258,655
    United Community Financial Corp.                              6,434     54,753
    United Financial Bancorp, Inc.                                6,408    115,664
    United Fire Group, Inc.                                       3,389    159,961
    United Insurance Holdings Corp.                               2,457     33,587
*   United Security Bancshares                                      399      3,152
    Universal Insurance Holdings, Inc.                            6,041    157,972
    Univest Corp. of Pennsylvania                                 3,467     97,596
    Unum Group                                                   16,235    737,556
    Validus Holdings, Ltd.                                        9,205    524,685
    Valley National Bancorp                                      26,565    321,702
    Value Line, Inc.                                                213      3,813
*   Veritex Holdings, Inc.                                          945     25,666
#   Virtu Financial, Inc. Class A                                 2,249     39,470
#   Virtus Investment Partners, Inc.                              1,053    114,777
    Voya Financial, Inc.                                         10,932    439,685
#   Waddell & Reed Financial, Inc. Class A                        8,882    160,320
*   Walker & Dunlop, Inc.                                         4,183    131,388

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Financials -- (Continued)
    Washington Federal, Inc.                                      10,134 $    332,902
    Washington Trust Bancorp, Inc.                                 2,152      117,284
    WashingtonFirst Bankshares, Inc.                               1,472       40,995
    Waterstone Financial, Inc.                                     4,026       72,871
    Webster Financial Corp.                                       10,446      548,624
    Wells Fargo & Co.                                            190,218   10,714,980
    WesBanco, Inc.                                                 5,439      225,719
    West Bancorporation, Inc.                                      1,799       41,017
#   Westamerica Bancorporation                                     1,988      112,819
*   Western Alliance Bancorp                                      12,318      608,263
    Western New England Bancorp, Inc.                              3,241       31,438
    Westwood Holdings Group, Inc.                                  1,130       63,190
    White Mountains Insurance Group, Ltd.                            563      512,195
    Willis Towers Watson P.L.C.                                    7,695      962,875
    Wintrust Financial Corp.                                       6,059      433,824
#   WisdomTree Investments, Inc.                                   9,500       97,850
#*  WMIH Corp.                                                     5,650        8,758
*   World Acceptance Corp.                                           900       44,163
#   WR Berkley Corp.                                               8,894      597,766
    WSFS Financial Corp.                                           3,632      164,530
*   Xenith Bankshares, Inc.                                          270        7,031
    XL Group, Ltd.                                                15,291      574,483
    Yadkin Financial Corp.                                         5,694      182,208
    Zions Bancorporation                                          11,506      485,438
                                                                         ------------
Total Financials                                                          173,188,803
                                                                         ------------
Health Care -- (6.6%)
#   Abaxis, Inc.                                                   2,536      129,222
    Abbott Laboratories                                           47,588    1,987,751
#*  Abeona Therapeutics, Inc.                                      3,000       13,800
*   ABIOMED, Inc.                                                  1,360      144,663
#*  Acadia Healthcare Co., Inc.                                    8,750      335,737
#*  Accuray, Inc.                                                  7,598       43,688
    Aceto Corp.                                                    3,079       58,778
*   Acorda Therapeutics, Inc.                                      4,272       87,576
#*  Adamas Pharmaceuticals, Inc.                                   2,400       38,088
*   Addus HomeCare Corp.                                           1,700       58,055
    Aetna, Inc.                                                   15,796    1,873,564
#*  Air Methods Corp.                                              4,603      164,327
#*  Akorn, Inc.                                                   15,300      292,230
*   Albany Molecular Research, Inc.                                2,219       40,830
*   Alere, Inc.                                                    8,442      312,354
*   Alexion Pharmaceuticals, Inc.                                  1,800      235,224
*   Align Technology, Inc.                                         2,661      243,987
#*  Alkermes P.L.C.                                                  689       37,282
*   Alliance HealthCare Services, Inc.                               450        4,399
*   Allscripts Healthcare Solutions, Inc.                         17,776      208,157
*   Almost Family, Inc.                                            1,609       76,025
#*  Alnylam Pharmaceuticals, Inc.                                  1,000       39,990
*   Amedisys, Inc.                                                 3,000      137,460
    AmerisourceBergen Corp.                                        6,609      576,834
    Amgen, Inc.                                                   16,166    2,532,889
*   AMN Healthcare Services, Inc.                                  7,440      266,724

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Health Care -- (Continued)
#*  Amphastar Pharmaceuticals, Inc.                               4,515 $   71,111
    Analogic Corp.                                                1,418    110,108
*   AngioDynamics, Inc.                                           5,619     90,438
*   Anika Therapeutics, Inc.                                      2,097    105,982
    Anthem, Inc.                                                 10,135  1,562,209
*   Applied Genetic Technologies Corp.                              868      6,293
#*  Aptevo Therapeutics, Inc.                                     1,916      3,813
#*  Aratana Therapeutics, Inc.                                      479      3,827
*   Ardelyx, Inc.                                                 2,640     31,680
*   Assembly Biosciences, Inc.                                    1,358     25,218
#*  athenahealth, Inc.                                            1,448    182,434
    Atrion Corp.                                                    178     86,971
*   Biogen, Inc.                                                  3,838  1,064,047
#*  BioMarin Pharmaceutical, Inc.                                 1,345    117,862
*   BioSpecifics Technologies Corp.                               1,201     61,599
*   BioTelemetry, Inc.                                            4,193     96,649
#*  Bluebird Bio, Inc.                                              700     52,150
*   Boston Scientific Corp.                                       5,759    138,562
*   Bovie Medical Corp.                                             200        756
#*  Brookdale Senior Living, Inc.                                18,072    270,538
#   Bruker Corp.                                                  8,800    208,824
*   Cambrex Corp.                                                 4,800    251,760
    Cantel Medical Corp.                                          2,823    218,528
*   Capital Senior Living Corp.                                   4,758     79,316
#*  Cara Therapeutics, Inc.                                       2,500     38,300
    Cardinal Health, Inc.                                         4,478    335,671
#*  Celldex Therapeutics, Inc.                                    8,800     28,688
*   Centene Corp.                                                10,677    675,534
#*  Cerner Corp.                                                  6,500    349,115
*   Charles River Laboratories International, Inc.                3,707    299,526
#   Chemed Corp.                                                  1,943    322,713
    Cigna Corp.                                                   4,179    611,053
#*  Civitas Solutions, Inc.                                       3,449     63,117
#   Computer Programs & Systems, Inc.                               864     19,526
*   Concert Pharmaceuticals, Inc.                                 1,100      9,735
    CONMED Corp.                                                  2,606    116,202
*   CorVel Corp.                                                  2,500     95,875
    CR Bard, Inc.                                                 2,232    529,721
*   Cross Country Healthcare, Inc.                                2,841     41,109
    CryoLife, Inc.                                                3,483     66,177
#*  Cumberland Pharmaceuticals, Inc.                              1,600      9,856
*   Cutera, Inc.                                                  1,041     19,259
#*  Cynosure, Inc. Class A                                        2,026    108,188
*   DaVita, Inc.                                                 14,677    935,659
    DENTSPLY SIRONA, Inc.                                         9,800    555,660
#*  DexCom, Inc.                                                    505     39,971
    Digirad Corp.                                                 2,900     14,645
#*  Diplomat Pharmacy, Inc.                                       5,991     82,316
*   Edwards Lifesciences Corp.                                    2,900    279,096
*   Emergent BioSolutions, Inc.                                   3,833    116,025
*   Enanta Pharmaceuticals, Inc.                                  2,233     73,968
#   Ensign Group, Inc. (The)                                      5,697    115,877
#*  Envision Healthcare Corp.                                    13,361    908,548

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Health Care -- (Continued)
*   Epizyme, Inc.                                                 5,118 $   53,739
*   Esperion Therapeutics, Inc.                                   2,570     31,148
*   Exactech, Inc.                                                1,895     46,712
*   Exelixis, Inc.                                               11,800    213,816
*   Express Scripts Holding Co.                                  34,696  2,389,860
*   Five Prime Therapeutics, Inc.                                 5,878    269,271
*   Five Star Quality Care, Inc.                                    859      2,448
*   Genesis Healthcare, Inc.                                      6,900     28,359
    Gilead Sciences, Inc.                                        16,000  1,159,200
*   Globus Medical, Inc. Class A                                  8,505    224,192
*   Haemonetics Corp.                                             4,125    164,422
#*  Halyard Health, Inc.                                          6,336    243,746
#*  HealthEquity, Inc.                                            2,502    115,717
    HealthSouth Corp.                                            10,092    391,771
*   HealthStream, Inc.                                            2,844     65,298
#*  Henry Schein, Inc.                                            2,860    457,200
    Hill-Rom Holdings, Inc.                                       7,671    451,592
*   HMS Holdings Corp.                                            8,403    152,598
*   Hologic, Inc.                                                10,603    429,740
*   Horizon Pharma P.L.C.                                        14,090    230,653
    Humana, Inc.                                                  4,466    886,501
*   ICU Medical, Inc.                                             1,689    231,562
#*  IDEXX Laboratories, Inc.                                      2,695    329,679
*   Ignyta, Inc.                                                  2,300     11,270
*   Impax Laboratories, Inc.                                      6,800     89,420
*   INC Research Holdings, Inc. Class A                           3,475    184,175
*   Incyte Corp.                                                  4,730    573,323
#*  Innoviva, Inc.                                                1,000     10,600
*   Inogen, Inc.                                                  1,168     75,184
#*  Inotek Pharmaceuticals Corp.                                  3,086      4,938
#*  Insys Therapeutics, Inc.                                      2,400     24,576
*   Integer Holdings Corp.                                        2,889     93,604
#*  Integra LifeSciences Holdings Corp.                           6,178    257,808
#*  Intuitive Surgical, Inc.                                        425    294,393
#   Invacare Corp.                                                4,684     53,866
#*  Ionis Pharmaceuticals, Inc.                                   1,496     66,572
#*  Jazz Pharmaceuticals P.L.C.                                   1,348    164,348
#*  Juno Therapeutics, Inc.                                       8,800    187,792
*   Karyopharm Therapeutics, Inc.                                 3,469     35,904
*   Kindred Biosciences, Inc.                                     4,043     26,482
    Kindred Healthcare, Inc.                                      8,957     59,564
*   Laboratory Corp. of America Holdings                          6,228    835,860
    Landauer, Inc.                                                  901     46,266
#*  Lannett Co., Inc.                                             4,500     90,675
    LeMaitre Vascular, Inc.                                       1,973     44,807
*   LHC Group, Inc.                                               2,126    106,576
#*  Lipocine, Inc.                                                1,415      5,122
*   LivaNova P.L.C.                                               1,855     89,235
*   Luminex Corp.                                                 4,106     83,023
*   MacroGenics, Inc.                                             1,300     24,011
*   Magellan Health, Inc.                                         3,051    228,672
*   Mallinckrodt P.L.C.                                           7,363    358,799
*   Masimo Corp.                                                  4,163    306,314

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Health Care -- (Continued)
    McKesson Corp.                                                5,571 $  775,205
#*  Medicines Co. (The)                                           3,543    127,725
#*  Medidata Solutions, Inc.                                        800     39,632
    Medtronic P.L.C.                                             30,998  2,356,468
#   Meridian Bioscience, Inc.                                     5,139     67,321
*   Merit Medical Systems, Inc.                                   4,400    111,760
*   Mettler-Toledo International, Inc.                              789    336,611
#*  MiMedx Group, Inc.                                            1,700     13,736
*   Mirati Therapeutics, Inc.                                     2,200     11,220
#*  Molina Healthcare, Inc.                                      10,060    570,603
#*  Myriad Genetics, Inc.                                         6,428    104,005
    National HealthCare Corp.                                     1,606    120,209
    National Research Corp. Class A                               2,270     39,611
*   Natus Medical, Inc.                                           3,321    129,685
*   Neogen Corp.                                                  2,307    152,354
#*  NeoGenomics, Inc.                                             5,221     42,081
#*  Neurocrine Biosciences, Inc.                                  1,450     62,219
#*  NewLink Genetics Corp.                                          540      6,572
#*  NuVasive, Inc.                                                4,932    349,038
*   Nuvectra Corp.                                                  663      5,158
#*  Ocular Therapeutix, Inc.                                      1,800     11,808
*   Omnicell, Inc.                                                3,416    122,634
#*  OPKO Health, Inc.                                            18,190    158,071
*   OraSure Technologies, Inc.                                    4,389     38,711
*   Orthofix International NV                                     1,746     62,751
*   Otonomy, Inc.                                                 4,367     63,977
#*  OvaScience, Inc.                                              3,800      6,004
    Owens & Minor, Inc.                                           7,029    252,201
*   PAREXEL International Corp.                                   4,309    305,465
#   Patterson Cos., Inc.                                         12,254    509,889
    PDL BioPharma, Inc.                                          12,100     26,620
*   PharMerica Corp.                                              4,100    101,680
    Phibro Animal Health Corp. Class A                            1,393     37,193
*   PRA Health Sciences, Inc.                                     4,090    239,633
#*  Premier, Inc. Class A                                         3,800    121,068
*   Prestige Brands Holdings, Inc.                                5,590    294,928
*   Providence Service Corp. (The)                                1,714     66,246
    Psychemedics Corp.                                              540     10,190
*   PTC Therapeutics, Inc.                                        2,400     31,440
    Quality Systems, Inc.                                         6,157     92,417
    Quest Diagnostics, Inc.                                      10,539    968,745
#*  Quidel Corp.                                                  2,398     45,514
#*  Quintiles IMS Holdings, Inc.                                  2,472    194,027
*   RadNet, Inc.                                                  4,821     27,962
*   Regeneron Pharmaceuticals, Inc.                                 800    287,432
*   Regulus Therapeutics, Inc.                                    4,800      5,760
#   ResMed, Inc.                                                  2,537    171,349
#*  Retrophin, Inc.                                               4,500     88,290
#*  Revance Therapeutics, Inc.                                    2,100     42,000
*   Rigel Pharmaceuticals, Inc.                                   4,247      8,834
*   RTI Surgical, Inc.                                            9,786     31,805
*   SciClone Pharmaceuticals, Inc.                                4,713     47,837
*   SeaSpine Holdings Corp.                                         959      6,982

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ -----------
Health Care -- (Continued)
*   Seattle Genetics, Inc.                                        1,433 $    86,324
*   Select Medical Holdings Corp.                                17,096     212,845
    Simulations Plus, Inc.                                        2,208      22,080
#*  Spectrum Pharmaceuticals, Inc.                                7,870      36,674
#   STERIS P.L.C.                                                 3,389     240,043
    Stryker Corp.                                                 5,476     676,450
*   Sucampo Pharmaceuticals, Inc. Class A                         8,320      92,768
*   Supernus Pharmaceuticals, Inc.                                2,840      76,822
*   Surmodics, Inc.                                               1,299      31,436
#*  Team Health Holdings, Inc.                                    3,700     160,802
    Teleflex, Inc.                                                1,656     277,761
#*  TESARO, Inc.                                                  1,070     174,239
*   Tetraphase Pharmaceuticals, Inc.                              2,427       9,295
*   Titan Pharmaceuticals, Inc.                                   2,800      12,180
*   Tivity Health, Inc.                                           4,325     110,936
#*  TransEnterix, Inc.                                            4,200       6,174
#*  Triple-S Management Corp. Class B                             2,795      53,412
#*  United Therapeutics Corp.                                     7,104   1,162,428
    UnitedHealth Group, Inc.                                     29,258   4,742,722
*   Universal American Corp.                                      9,293      92,372
    US Physical Therapy, Inc.                                     1,720     120,658
    Utah Medical Products, Inc.                                     296      18,411
*   Varex Imaging Corp.                                           1,190      34,213
#*  Varian Medical Systems, Inc.                                  2,975     231,009
*   Vascular Solutions, Inc.                                      1,412      79,001
*   VCA, Inc.                                                     7,731     700,429
#*  Veeva Systems, Inc. Class A                                   2,151      91,052
*   Versartis, Inc.                                                 300       4,290
*   Vertex Pharmaceuticals, Inc.                                  1,000      85,870
#*  VWR Corp.                                                    17,616     456,431
*   Waters Corp.                                                  1,500     212,475
*   WellCare Health Plans, Inc.                                   4,665     678,944
    West Pharmaceutical Services, Inc.                            1,997     169,006
#*  Wright Medical Group NV                                       2,991      75,313
*   Xencor, Inc.                                                  3,696      88,076
    Zimmer Biomet Holdings, Inc.                                  6,283     743,467
    Zoetis, Inc.                                                  5,962     327,552
#*  Zogenix, Inc.                                                 3,571      28,747
                                                                        -----------
Total Health Care                                                        56,967,225
                                                                        -----------
Industrials -- (12.5%)
    3M Co.                                                        9,318   1,628,973
    AAON, Inc.                                                    6,000     203,700
    AAR Corp.                                                     3,999     127,928
    ABM Industries, Inc.                                          5,685     229,617
*   Acacia Research Corp.                                         6,374      37,288
*   ACCO Brands Corp.                                            13,792     175,848
    Actuant Corp. Class A                                         4,300     112,445
#   Acuity Brands, Inc.                                             800     165,784
#   Advanced Drainage Systems, Inc.                               8,910     214,731
*   Advisory Board Co. (The)                                      1,671      76,031
*   AECOM                                                        13,258     489,618
*   Aegion Corp.                                                  3,771      87,713

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Industrials -- (Continued)
    AGCO Corp.                                                    9,883 $  620,652
    Air Lease Corp.                                              14,240    518,051
*   Air Transport Services Group, Inc.                           10,132    163,429
    Aircastle, Ltd.                                              10,411    232,165
    Alamo Group, Inc.                                             1,500    113,445
    Alaska Air Group, Inc.                                       14,000  1,313,480
    Albany International Corp. Class A                            3,401    161,377
    Allegiant Travel Co.                                          1,850    318,200
    Allegion P.L.C.                                               3,703    243,176
    Allied Motion Technologies, Inc.                              1,625     35,815
    Allison Transmission Holdings, Inc.                          12,909    451,557
    Altra Industrial Motion Corp.                                 4,648    173,370
    AMERCO                                                        1,383    520,935
*   Ameresco, Inc. Class A                                        3,516     18,283
#   American Airlines Group, Inc.                                 9,072    401,436
#   American Railcar Industries, Inc.                             1,731     77,099
*   American Woodmark Corp.                                       2,893    205,982
    AMETEK, Inc.                                                 13,922    711,414
    AO Smith Corp.                                                3,600    175,500
#   Apogee Enterprises, Inc.                                      3,534    201,721
    Applied Industrial Technologies, Inc.                         3,888    235,030
*   ARC Document Solutions, Inc.                                  6,764     31,858
    ArcBest Corp.                                                 3,480    109,968
    Arconic, Inc.                                                16,980    386,974
    Argan, Inc.                                                   2,682    197,798
*   Armstrong Flooring, Inc.                                      4,306     90,555
#*  Armstrong World Industries, Inc.                              6,077    242,776
*   Arotech Corp.                                                 3,345     13,547
    Astec Industries, Inc.                                        2,962    207,281
*   Astronics Corp.                                               3,163    103,778
*   Astronics Corp. Class B                                         474     15,583
*   Atlas Air Worldwide Holdings, Inc.                            3,252    171,543
*   Avis Budget Group, Inc.                                      11,129    414,221
    AZZ, Inc.                                                     3,233    192,525
    B/E Aerospace, Inc.                                           4,581    281,594
*   Babcock & Wilcox Enterprises, Inc.                            5,968     99,308
    Barnes Group, Inc.                                            6,560    315,733
    Barrett Business Services, Inc.                               1,545     92,870
*   Beacon Roofing Supply, Inc.                                   7,053    308,710
#*  Blue Bird Corp.                                               1,070     18,030
*   BMC Stock Holdings, Inc.                                      5,674    106,104
    Brady Corp. Class A                                           5,526    200,870
    Briggs & Stratton Corp.                                       5,115    110,791
    Brink's Co. (The)                                             9,038    402,191
*   Broadwind Energy, Inc.                                        2,383      9,866
#*  Builders FirstSource, Inc.                                   17,445    187,708
*   CAI International, Inc.                                       1,816     29,310
    Carlisle Cos., Inc.                                           4,046    441,459
*   Casella Waste Systems, Inc. Class A                           4,849     56,054
*   CBIZ, Inc.                                                    7,764    101,708
*   CDI Corp.                                                     2,402     20,657
    CEB, Inc.                                                     2,887    220,711
    CECO Environmental Corp.                                      5,117     67,135

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Industrials -- (Continued)
#   Celadon Group, Inc.                                           2,824 $   21,462
#   CH Robinson Worldwide, Inc.                                   4,367    332,154
*   Chart Industries, Inc.                                        4,064    157,643
    Chicago Bridge & Iron Co. NV                                  7,448    247,348
    Cintas Corp.                                                  3,157    366,559
    CIRCOR International, Inc.                                    1,665    103,696
*   Civeo Corp.                                                   7,798     27,605
    CLARCOR, Inc.                                                 5,630    466,220
*   Clean Harbors, Inc.                                           7,563    419,746
*   Colfax Corp.                                                 12,726    496,314
    Columbus McKinnon Corp.                                       2,711     74,525
    Comfort Systems USA, Inc.                                     4,860    164,511
*   Commercial Vehicle Group, Inc.                                6,375     37,995
*   Continental Building Products, Inc.                           6,680    155,310
    Copa Holdings SA Class A                                      3,582    349,209
*   Copart, Inc.                                                  5,228    296,637
#   Covanta Holding Corp.                                        18,572    299,009
*   Covenant Transportation Group, Inc. Class A                   2,301     49,541
*   CPI Aerostructures, Inc.                                      1,046      9,205
    CRA International, Inc.                                       1,211     40,242
    Crane Co.                                                     7,707    555,212
*   CSW Industrials, Inc.                                         1,972     72,077
    CSX Corp.                                                    40,777  1,891,645
    Cummins, Inc.                                                 5,221    767,539
    Curtiss-Wright Corp.                                          5,612    550,313
    Deere & Co.                                                   7,476    800,306
    Delta Air Lines, Inc.                                        47,134  2,226,610
#   Deluxe Corp.                                                  7,286    530,785
    DMC Global, Inc.                                              2,624     41,853
#   Donaldson Co., Inc.                                           6,334    267,612
    Douglas Dynamics, Inc.                                        4,153    140,371
    Dover Corp.                                                  10,236    795,849
*   Ducommun, Inc.                                                1,848     54,756
    Dun & Bradstreet Corp. (The)                                  2,090    256,276
*   DXP Enterprises, Inc.                                         1,436     54,310
#*  Dycom Industries, Inc.                                        6,303    508,400
    Eastern Co. (The)                                               312      6,178
    Eaton Corp. P.L.C.                                           14,621  1,034,874
#*  Echo Global Logistics, Inc.                                   3,386     80,418
    EMCOR Group, Inc.                                             8,003    557,729
    Emerson Electric Co.                                         13,264    778,066
    Encore Wire Corp.                                             2,572    108,667
*   Energy Recovery, Inc.                                         2,441     24,996
    EnerSys                                                       4,945    385,463
*   Engility Holdings, Inc.                                       4,955    145,330
    Ennis, Inc.                                                   3,343     56,497
    EnPro Industries, Inc.                                        1,800    122,238
    Equifax, Inc.                                                 3,769    442,028
    ESCO Technologies, Inc.                                       3,134    182,399
    Espey Manufacturing & Electronics Corp.                         200      5,265
    Essendant, Inc.                                               4,286     89,535
*   Esterline Technologies Corp.                                  3,856    330,266
    Expeditors International of Washington, Inc.                  4,857    252,953

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Industrials -- (Continued)
    Exponent, Inc.                                                2,704 $  156,967
#   Fastenal Co.                                                  6,944    344,978
    Federal Signal Corp.                                          9,980    155,089
    FedEx Corp.                                                   9,412  1,779,903
#   Flowserve Corp.                                               6,627    325,783
    Fluor Corp.                                                   9,041    501,775
    Fortive Corp.                                                 6,000    331,860
    Fortune Brands Home & Security, Inc.                          9,483    522,798
    Forward Air Corp.                                             3,378    162,786
*   Franklin Covey Co.                                            1,696     29,680
    Franklin Electric Co., Inc.                                   4,621    186,457
    FreightCar America, Inc.                                      1,800     26,010
*   FTI Consulting, Inc.                                          5,558    234,214
*   Fuel Tech, Inc.                                               1,500      1,920
    G&K Services, Inc. Class A                                    2,701    259,458
#   GATX Corp.                                                    4,312    249,320
*   Gencor Industries, Inc.                                       1,048     16,401
*   Generac Holdings, Inc.                                        9,424    379,410
    General Cable Corp.                                           5,143    104,403
#*  Genesee & Wyoming, Inc. Class A                               7,101    535,131
*   Gibraltar Industries, Inc.                                    3,616    158,742
    Global Brass & Copper Holdings, Inc.                          4,086    135,451
*   Golden Ocean Group, Ltd.                                        744      4,062
*   Goldfield Corp. (The)                                         5,963     36,076
    Gorman-Rupp Co. (The)                                         2,646     85,889
*   GP Strategies Corp.                                           2,129     54,715
#   Graco, Inc.                                                   3,790    339,546
    Graham Corp.                                                    739     16,421
    Granite Construction, Inc.                                    4,517    253,539
*   Great Lakes Dredge & Dock Corp.                               8,897     46,264
    Greenbrier Cos., Inc. (The)                                   2,478    108,413
    Griffon Corp.                                                 5,226    133,002
    H&E Equipment Services, Inc.                                  6,910    178,693
    Hardinge, Inc.                                                1,951     20,681
    Harsco Corp.                                                 17,589    234,813
#*  Hawaiian Holdings, Inc.                                      10,602    540,172
*   HC2 Holdings, Inc.                                            2,953     19,637
*   HD Supply Holdings, Inc.                                      6,187    261,710
#   Healthcare Services Group, Inc.                               2,876    114,321
    Heartland Express, Inc.                                      15,098    311,019
#   HEICO Corp.                                                   2,700    207,765
    HEICO Corp. Class A                                           4,191    277,863
    Heidrick & Struggles International, Inc.                      2,552     57,037
*   Herc Holdings, Inc.                                           2,802    139,175
*   Heritage-Crystal Clean, Inc.                                  2,711     40,529
    Herman Miller, Inc.                                          10,384    323,981
#*  Hertz Global Holdings, Inc.                                   6,352    133,201
#   Hexcel Corp.                                                 13,716    704,317
*   Hill International, Inc.                                      4,939     26,671
    Hillenbrand, Inc.                                            11,233    410,566
    HNI Corp.                                                     7,531    379,638
    Honeywell International, Inc.                                11,067  1,309,447
    Houston Wire & Cable Co.                                      3,000     22,050

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Industrials -- (Continued)
*   Hub Group, Inc. Class A                                       3,883 $  172,211
    Hubbell, Inc.                                                 4,319    527,264
    Hudson Global, Inc.                                           2,300      2,967
*   Hudson Technologies, Inc.                                     5,402     39,219
    Hurco Cos., Inc.                                                876     26,806
*   Huron Consulting Group, Inc.                                  2,502    113,341
*   Huttig Building Products, Inc.                                  812      5,465
    Hyster-Yale Materials Handling, Inc.                          1,249     76,838
*   ICF International, Inc.                                       2,339    121,628
    IDEX Corp.                                                    2,431    219,179
*   IES Holdings, Inc.                                            2,130     41,535
    Illinois Tool Works, Inc.                                     5,161    656,479
    Ingersoll-Rand P.L.C.                                        14,494  1,150,099
*   InnerWorkings, Inc.                                           4,192     40,285
*   Innovative Solutions & Support, Inc.                            400      1,570
    Insperity, Inc.                                               2,668    190,762
    Insteel Industries, Inc.                                      2,307     85,451
    Interface, Inc.                                              11,789    214,560
    ITT, Inc.                                                    11,787    481,735
*   Jacobs Engineering Group, Inc.                                6,692    391,817
#   JB Hunt Transport Services, Inc.                              3,605    357,183
*   JetBlue Airways Corp.                                        36,680    719,295
    John Bean Technologies Corp.                                  2,944    254,214
    Johnson Controls International P.L.C.                         9,221    405,540
    Joy Global, Inc.                                             10,714    301,278
    Kadant, Inc.                                                  1,382     85,131
    Kaman Corp.                                                   3,169    160,130
    Kansas City Southern                                          6,687    574,480
    KAR Auction Services, Inc.                                   14,303    651,502
    KBR, Inc.                                                    18,685    317,832
    Kelly Services, Inc. Class A                                  4,323     96,792
    Kennametal, Inc.                                              8,879    317,335
*   Key Technology, Inc.                                            200      2,700
*   KEYW Holding Corp. (The)                                      3,593     35,966
    Kforce, Inc.                                                  6,256    143,888
    Kimball International, Inc. Class B                           6,802    113,797
#*  Kirby Corp.                                                   6,566    423,179
*   KLX, Inc.                                                     6,910    338,521
    Knight Transportation, Inc.                                  12,105    404,307
    Knoll, Inc.                                                   8,232    214,938
    Korn/Ferry International                                      6,451    187,402
    Landstar System, Inc.                                         3,330    281,718
*   Lawson Products, Inc.                                           700     18,095
*   Layne Christensen Co.                                         1,949     20,328
    LB Foster Co. Class A                                         1,751     26,265
    Lennox International, Inc.                                    1,400    219,534
    Lincoln Electric Holdings, Inc.                               5,155    429,772
    Lindsay Corp.                                                 1,207     90,935
*   LMI Aerospace, Inc.                                             900      7,983
    LS Starrett Co. (The) Class A                                   230      2,530
    LSC Communications, Inc.                                      2,185     57,291
    LSI Industries, Inc.                                          3,205     30,512
*   Lydall, Inc.                                                  2,299    140,239

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Industrials -- (Continued)
    Macquarie Infrastructure Corp.                                3,972 $  297,860
#*  Manitowoc Co., Inc. (The)                                    16,848    115,072
*   Manitowoc Foodservice, Inc.                                  11,452    219,649
    ManpowerGroup, Inc.                                           6,019    574,574
    Marten Transport, Ltd.                                        3,597     82,191
    Masco Corp.                                                   7,631    251,441
*   Masonite International Corp.                                  3,352    223,243
*   MasTec, Inc.                                                  9,045    336,926
    Matson, Inc.                                                  8,726    311,169
    Matthews International Corp. Class A                          3,239    218,471
    McGrath RentCorp                                              3,244    124,180
*   Mercury Systems, Inc.                                         4,746    160,035
*   Meritor, Inc.                                                 8,168    117,864
*   MFRI, Inc.                                                      300      2,625
#*  Middleby Corp. (The)                                          1,500    201,270
    Miller Industries, Inc.                                       1,300     34,450
*   Mistras Group, Inc.                                           3,322     76,672
    Mobile Mini, Inc.                                             5,381    175,152
*   Moog, Inc. Class A                                            4,341    285,942
*   MRC Global, Inc.                                             12,726    261,519
    MSA Safety, Inc.                                              4,184    298,528
    MSC Industrial Direct Co., Inc. Class A                       5,503    562,131
    Mueller Industries, Inc.                                      5,924    238,500
    Mueller Water Products, Inc. Class A                         24,149    325,046
    Multi-Color Corp.                                             2,262    174,626
*   MYR Group, Inc.                                               2,344     90,174
*   Navigant Consulting, Inc.                                     5,929    146,446
*   Navistar International Corp.                                  4,617    125,906
*   NCI Building Systems, Inc.                                   11,654    186,464
*   Neff Corp. Class A                                            1,300     20,410
    Nielsen Holdings P.L.C.                                       6,682    273,361
*   NL Industries, Inc.                                           2,000     12,000
    NN, Inc.                                                      3,333     64,494
    Nordson Corp.                                                 2,367    268,726
    Norfolk Southern Corp.                                       12,237  1,437,358
*   Northwest Pipe Co.                                            1,465     28,055
*   NOW, Inc.                                                    14,095    299,660
*   NV5 Global, Inc.                                              1,346     54,850
*   Old Dominion Freight Line, Inc.                              10,111    892,599
    Omega Flex, Inc.                                                612     29,027
*   On Assignment, Inc.                                           6,109    276,616
#*  Orion Energy Systems, Inc.                                      900      1,863
*   Orion Group Holdings, Inc.                                    3,661     38,441
    Oshkosh Corp.                                                 8,932    621,935
    Owens Corning                                                10,297    568,909
    PACCAR, Inc.                                                 11,155    750,843
*   PAM Transportation Services, Inc.                               751     17,506
    Park-Ohio Holdings Corp.                                      1,783     79,968
    Parker-Hannifin Corp.                                         4,311    634,277
*   Patrick Industries, Inc.                                      2,332    190,641
*   Patriot Transportation Holding, Inc.                            133      3,457
*   Pendrell Corp.                                                1,228      8,080
    Pentair P.L.C.                                                8,994    527,318

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Industrials -- (Continued)
*   Performant Financial Corp.                                    6,812 $   14,169
*   PGT Innovations, Inc.                                        10,635    122,303
#   Pitney Bowes, Inc.                                           11,121    177,046
*   Ply Gem Holdings, Inc.                                        6,102     98,547
    Powell Industries, Inc.                                       1,301     50,062
    Preformed Line Products Co.                                     428     23,369
    Primoris Services Corp.                                       6,129    152,122
#*  Proto Labs, Inc.                                                741     38,903
    Quad/Graphics, Inc.                                           7,683    201,218
    Quanex Building Products Corp.                                4,096     80,896
*   Quanta Services, Inc.                                        14,960    536,914
*   Radiant Logistics, Inc.                                       4,889     17,943
    Raven Industries, Inc.                                        3,272     81,964
*   RBC Bearings, Inc.                                            2,352    217,866
    RCM Technologies, Inc.                                          300      1,803
    Regal Beloit Corp.                                            5,090    369,534
    Republic Services, Inc.                                      15,346    880,553
    Resources Connection, Inc.                                    4,298     71,777
#*  Revolution Lighting Technologies, Inc.                        1,690     11,103
*   Rexnord Corp.                                                16,200    357,858
*   Roadrunner Transportation Systems, Inc.                       5,113     40,495
    Robert Half International, Inc.                               8,077    380,104
    Rockwell Automation, Inc.                                     3,268    483,631
    Rockwell Collins, Inc.                                        4,238    384,641
#   Rollins, Inc.                                                 4,156    146,541
#   Roper Technologies, Inc.                                      1,658    318,087
*   RPX Corp.                                                     5,953     64,650
    RR Donnelley & Sons Co.                                       5,827     99,933
*   Rush Enterprises, Inc. Class A                                3,408    111,612
    Ryder System, Inc.                                            8,716    676,362
*   Saia, Inc.                                                    2,876    138,192
#*  Sensata Technologies Holding NV                              13,330    559,193
*   SIFCO Industries, Inc.                                          157      1,327
    Simpson Manufacturing Co., Inc.                               4,883    212,508
    SkyWest, Inc.                                                 6,760    239,304
    Snap-on, Inc.                                                 3,397    616,657
    Southwest Airlines Co.                                       28,939  1,513,799
*   SP Plus Corp.                                                 2,736     75,787
    Spirit Aerosystems Holdings, Inc. Class A                    10,068    604,583
*   Spirit Airlines, Inc.                                        10,254    554,126
*   SPX Corp.                                                     3,976     99,201
*   SPX FLOW, Inc.                                                5,475    191,023
    Standex International Corp.                                   1,553    135,422
    Stanley Black & Decker, Inc.                                  8,575  1,063,300
    Steelcase, Inc. Class A                                      10,033    168,554
#*  Stericycle, Inc.                                              4,593    354,304
*   Sterling Construction Co., Inc.                               2,955     27,068
    Sun Hydraulics Corp.                                          2,549     99,870
    Supreme Industries, Inc. Class A                              2,200     40,392
#*  Swift Transportation Co.                                     12,088    275,969
#*  TASER International, Inc.                                     4,043    100,994
#*  Team, Inc.                                                    2,690     90,384
*   Teledyne Technologies, Inc.                                   4,574    562,007

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Industrials -- (Continued)
    Tennant Co.                                                   2,364 $  163,707
    Terex Corp.                                                  11,053    351,485
    Tetra Tech, Inc.                                              5,759    251,668
*   Textainer Group Holdings, Ltd.                                5,806     83,606
*   Thermon Group Holdings, Inc.                                  3,864     80,217
    Timken Co. (The)                                              7,813    346,897
    Titan International, Inc.                                     6,620     87,980
*   Titan Machinery, Inc.                                         2,176     30,051
    Toro Co. (The)                                                5,314    313,154
#   TransDigm Group, Inc.                                         1,158    250,591
*   TransUnion                                                    6,188    195,108
*   TRC Cos., Inc.                                                2,832     26,338
*   Trex Co., Inc.                                                3,016    204,274
*   TriMas Corp.                                                  6,231    132,720
*   TriNet Group, Inc.                                            6,948    176,688
    Trinity Industries, Inc.                                     21,062    580,047
    Triton International, Ltd.                                    4,116    100,183
#   Triumph Group, Inc.                                           5,987    160,152
*   TrueBlue, Inc.                                                5,553    137,437
*   Tutor Perini Corp.                                            6,888    205,262
*   Twin Disc, Inc.                                               1,100     18,304
*   Ultralife Corp.                                                 900      4,950
    UniFirst Corp.                                                1,867    238,789
    Union Pacific Corp.                                          23,781  2,534,579
*   United Continental Holdings, Inc.                            27,034  1,905,086
    United Parcel Service, Inc. Class B                          10,964  1,196,501
*   United Rentals, Inc.                                          9,491  1,200,706
    United Technologies Corp.                                    28,005  3,071,308
*   Univar, Inc.                                                 16,133    481,086
    Universal Forest Products, Inc.                               2,315    235,459
    Universal Logistics Holdings, Inc.                            2,487     35,937
    US Ecology, Inc.                                              2,754    141,143
*   USA Truck, Inc.                                                 905      7,647
#*  USG Corp.                                                    19,276    589,653
    Valmont Industries, Inc.                                      2,390    344,160
*   Vectrus, Inc.                                                 1,615     36,402
*   Verisk Analytics, Inc.                                        5,081    419,894
#*  Veritiv Corp.                                                 2,207    123,702
    Viad Corp.                                                    2,548    111,730
*   Vicor Corp.                                                   1,600     24,480
*   Volt Information Sciences, Inc.                                 639      5,272
    VSE Corp.                                                     1,308     48,762
#   Wabash National Corp.                                         7,495    132,287
*   WABCO Holdings, Inc.                                          2,234    243,573
#   Wabtec Corp.                                                  4,282    370,992
    Waste Management, Inc.                                       10,525    731,487
    Watsco, Inc.                                                  2,342    357,717
    Watts Water Technologies, Inc. Class A                        2,541    167,706
    Werner Enterprises, Inc.                                      9,060    254,586
*   Wesco Aircraft Holdings, Inc.                                12,648    191,617
*   WESCO International, Inc.                                     5,883    415,928
    West Corp.                                                    7,600    184,452
*   Willdan Group, Inc.                                           1,339     35,899

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Industrials -- (Continued)
*   Willis Lease Finance Corp.                                       856 $     21,811
    Woodward, Inc.                                                 6,979      486,018
#   WW Grainger, Inc.                                              1,951      492,764
*   Xerium Technologies, Inc.                                      1,405        7,264
*   XPO Logistics, Inc.                                           15,208      680,406
    Xylem, Inc.                                                    7,942      391,620
#*  YRC Worldwide, Inc.                                            2,988       44,611
                                                                         ------------
Total Industrials                                                         108,420,671
                                                                         ------------
Information Technology -- (17.4%)
#*  3D Systems Corp.                                               1,097       18,090
    Accenture P.L.C. Class A                                       9,289    1,057,738
*   ACI Worldwide, Inc.                                           14,355      278,487
    Activision Blizzard, Inc.                                      9,830      395,264
*   Actua Corp.                                                    5,448       77,906
*   Acxiom Corp.                                                   7,419      193,636
*   Adobe Systems, Inc.                                            3,979      451,139
    ADTRAN, Inc.                                                   4,520       98,988
*   Advanced Energy Industries, Inc.                               4,133      243,186
#*  Advanced Micro Devices, Inc.                                  40,521      420,203
*   Agilysys, Inc.                                                 2,641       25,697
*   Akamai Technologies, Inc.                                     11,311      775,821
#   Alliance Data Systems Corp.                                    1,948      444,884
*   Alpha & Omega Semiconductor, Ltd.                              2,773       56,431
*   Alphabet, Inc. Class A                                         4,748    3,894,262
*   Alphabet, Inc. Class C                                         4,993    3,978,372
    Amdocs, Ltd.                                                   7,327      430,168
    American Software, Inc. Class A                                2,466       25,868
*   Amkor Technology, Inc.                                        35,387      332,992
    Amphenol Corp. Class A                                         5,958      402,105
#*  Amtech Systems, Inc.                                             531        2,867
    Analog Devices, Inc.                                           3,035      227,443
*   Angie's List, Inc.                                             6,577       41,238
*   Anixter International, Inc.                                    4,009      342,769
*   ANSYS, Inc.                                                    4,236      395,049
    Apple, Inc.                                                  146,938   17,830,926
    Applied Materials, Inc.                                       22,725      778,331
*   Arista Networks, Inc.                                          1,400      131,600
*   ARRIS International P.L.C.                                    16,663      476,229
*   Arrow Electronics, Inc.                                        8,552      628,743
*   Aspen Technology, Inc.                                         4,612      244,943
*   Autodesk, Inc.                                                 2,273      184,886
    Automatic Data Processing, Inc.                                6,731      679,764
*   Avid Technology, Inc.                                          4,744       25,380
    Avnet, Inc.                                                    9,995      464,168
    AVX Corp.                                                     10,360      167,832
*   Aware, Inc.                                                    2,169       13,448
*   Axcelis Technologies, Inc.                                     4,442       67,518
*   AXT, Inc.                                                      5,700       32,775
    Badger Meter, Inc.                                             3,734      143,946
*   Bankrate, Inc.                                                 9,136       99,582
*   Barracuda Networks, Inc.                                       5,206      122,289
*   Bazaarvoice, Inc.                                              8,948       42,056

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Information Technology -- (Continued)
    Bel Fuse, Inc. Class B                                         1,369 $   43,534
    Belden, Inc.                                                   5,962    455,914
*   Benchmark Electronics, Inc.                                    4,214    128,948
    Black Box Corp.                                                2,162     28,863
#*  Black Knight Financial Services, Inc. Class A                    902     32,878
#   Blackbaud, Inc.                                                3,432    225,174
*   Blackhawk Network Holdings, Inc.                               5,514    196,850
*   Blucora, Inc.                                                  5,883     88,833
    Booz Allen Hamilton Holding Corp.                              7,926    268,057
*   Bottomline Technologies de, Inc.                               2,535     65,200
    Broadcom, Ltd.                                                 2,499    498,550
    Broadridge Financial Solutions, Inc.                           4,016    267,184
#*  BroadVision, Inc.                                                200        950
    Brocade Communications Systems, Inc.                          50,381    628,251
    Brooks Automation, Inc.                                        9,192    160,125
*   BSQUARE Corp.                                                  1,400      8,260
    CA, Inc.                                                      27,197    850,450
    Cabot Microelectronics Corp.                                   2,686    181,332
*   CACI International, Inc. Class A                               2,966    364,225
*   Cadence Design Systems, Inc.                                   7,840    204,075
*   CalAmp Corp.                                                     856     12,857
*   Calix, Inc.                                                    7,723     55,606
*   Carbonite, Inc.                                                3,238     55,856
*   Cardtronics P.L.C. Class A                                     7,477    408,095
    Cass Information Systems, Inc.                                 1,360     89,447
#*  Cavium, Inc.                                                   1,479     97,925
    CDK Global, Inc.                                               4,905    306,808
    CDW Corp.                                                      6,515    335,588
*   Ceva, Inc.                                                     1,176     41,572
*   Ciber, Inc.                                                    7,882      3,398
#*  Ciena Corp.                                                   13,223    321,848
*   Cimpress NV                                                    2,389    201,608
*   Cirrus Logic, Inc.                                             7,038    424,532
    Cisco Systems, Inc.                                          190,767  5,860,362
*   Citrix Systems, Inc.                                           3,298    300,745
*   Clearfield, Inc.                                                 600     10,320
    Cognex Corp.                                                   4,044    273,213
*   Cognizant Technology Solutions Corp. Class A                  12,959    681,514
*   Coherent, Inc.                                                 2,588    408,205
    Cohu, Inc.                                                     4,350     57,420
*   CommerceHub, Inc. Series A                                       667      9,798
*   CommerceHub, Inc. Series C                                     1,335     19,464
*   CommScope Holding Co., Inc.                                    6,198    234,408
    Communications Systems, Inc.                                     400      2,028
    Computer Sciences Corp.                                       11,682    726,620
    Computer Task Group, Inc.                                      1,668      7,606
    Comtech Telecommunications Corp.                               1,600     17,168
    Concurrent Computer Corp.                                      1,400      7,252
*   Control4 Corp.                                                   297      3,202
    Convergys Corp.                                               12,813    318,019
*   CoreLogic, Inc.                                               11,224    395,870
#*  CoStar Group, Inc.                                               602    121,664
*   Covisint Corp.                                                 2,639      5,146

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Information Technology -- (Continued)
*   Cray, Inc.                                                    3,624 $   62,152
*   Cree, Inc.                                                    8,197    226,073
#   CSG Systems International, Inc.                               5,164    249,938
    CTS Corp.                                                     3,174     68,241
*   CyberOptics Corp.                                             1,062     38,232
#   Cypress Semiconductor Corp.                                  33,237    392,197
    Daktronics, Inc.                                              6,045     61,417
#*  Datawatch Corp.                                                 308      2,479
*   Dell Technologies, Inc. Class V                               7,117    448,300
*   DHI Group, Inc.                                               3,750     21,375
#   Diebold Nixdorf, Inc.                                         7,030    191,216
*   Digi International, Inc.                                      3,785     49,394
*   Diodes, Inc.                                                  6,492    161,586
    Dolby Laboratories, Inc. Class A                              6,253    299,581
*   DSP Group, Inc.                                               4,082     44,290
    DST Systems, Inc.                                             4,345    500,327
    EarthLink Holdings Corp.                                     10,385     66,568
*   Eastman Kodak Co.                                             3,760     50,384
*   eBay, Inc.                                                   18,756    597,003
#   Ebix, Inc.                                                    3,114    172,827
*   EchoStar Corp. Class A                                        5,650    287,755
*   Electro Scientific Industries, Inc.                           3,565     23,422
*   Electronic Arts, Inc.                                         3,850    321,206
*   Electronics for Imaging, Inc.                                 4,413    198,320
#*  Ellie Mae, Inc.                                                 631     52,209
*   eMagin Corp.                                                    200        450
    Emcore Corp.                                                  2,998     26,982
#*  EnerNOC, Inc.                                                 3,307     18,850
*   Entegris, Inc.                                               16,187    303,506
#*  Envestnet, Inc.                                               1,464     55,339
#*  EPAM Systems, Inc.                                            2,093    134,705
*   ePlus, Inc.                                                     727     81,460
*   Euronet Worldwide, Inc.                                       5,383    384,992
*   Exar Corp.                                                    5,635     57,759
*   ExlService Holdings, Inc.                                     3,595    165,190
*   Extreme Networks, Inc.                                        9,702     53,652
*   F5 Networks, Inc.                                             1,814    243,130
*   Fabrinet                                                      3,670    154,617
*   Facebook, Inc. Class A                                       28,648  3,733,407
    Fair Isaac Corp.                                              2,048    252,518
*   FARO Technologies, Inc.                                       2,355     87,371
    Fidelity National Information Services, Inc.                 10,474    831,845
*   Finisar Corp.                                                12,617    373,085
#*  FireEye, Inc.                                                 1,700     23,035
*   First Data Corp. Class A                                      9,520    146,037
#*  First Solar, Inc.                                             8,063    251,485
*   Fiserv, Inc.                                                  4,128    443,471
#*  Fitbit, Inc. Class A                                         14,300     85,943
*   FleetCor Technologies, Inc.                                   6,056    893,199
*   Flex, Ltd.                                                   44,706    700,543
    FLIR Systems, Inc.                                           15,479    546,873
*   FormFactor, Inc.                                              6,110     76,070
    Forrester Research, Inc.                                      1,955     79,764

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Information Technology -- (Continued)
#*  Fortinet, Inc.                                                 1,721 $   57,240
*   Frequency Electronics, Inc.                                      400      4,432
*   Gartner, Inc.                                                  1,984    197,130
*   Genpact, Ltd.                                                 13,509    333,402
*   GigPeak, Inc.                                                 10,332     26,657
    Global Payments, Inc.                                          7,524    581,455
*   Globant SA                                                     2,064     68,422
#*  GoDaddy, Inc. Class A                                          1,642     58,669
*   Great Elm Capital Group, Inc.                                    619      2,074
*   GrubHub, Inc.                                                  4,398    182,737
*   GSI Technology, Inc.                                           1,378      8,420
*   GTT Communications, Inc.                                       6,829    192,919
#*  Guidewire Software, Inc.                                       1,814     94,927
    Hackett Group, Inc. (The)                                      5,170     84,013
#*  Harmonic, Inc.                                                12,292     65,148
    Harris Corp.                                                   8,016    823,323
    Hewlett Packard Enterprise Co.                                77,500  1,757,700
    HP, Inc.                                                      24,742    372,367
*   IAC/InterActiveCorp                                            7,164    492,955
*   ID Systems, Inc.                                                 100        646
#*  Identiv, Inc.                                                    249        864
*   II-VI, Inc.                                                    7,574    276,451
#*  Immersion Corp.                                                1,700     17,493
#*  Infinera Corp.                                                12,319    110,994
*   Innodata, Inc.                                                   700      1,610
*   Insight Enterprises, Inc.                                      4,000    148,520
*   Integrated Device Technology, Inc.                             7,293    183,711
    Intel Corp.                                                  220,182  8,107,101
    InterDigital, Inc.                                             5,053    471,950
*   Internap Corp.                                                 7,500     12,375
#   International Business Machines Corp.                         13,746  2,398,952
    Intersil Corp. Class A                                        11,304    253,549
    Intuit, Inc.                                                   3,638    431,394
*   Inuvo, Inc.                                                    1,177      1,824
*   InvenSense, Inc.                                              11,400    144,324
*   iPass, Inc.                                                    2,100      3,087
#*  IPG Photonics Corp.                                            5,476    629,685
*   Itron, Inc.                                                    5,044    311,215
*   Ixia                                                           9,838    191,349
    IXYS Corp.                                                     3,718     44,988
#   j2 Global, Inc.                                                5,821    487,858
    Jabil Circuit, Inc.                                           28,844    691,679
    Jack Henry & Associates, Inc.                                  2,704    242,765
    Juniper Networks, Inc.                                        20,850    558,363
*   Kemet Corp.                                                    5,579     38,718
*   Key Tronic Corp.                                                 700      5,551
*   Keysight Technologies, Inc.                                   14,842    550,193
*   Kimball Electronics, Inc.                                      3,228     55,199
    KLA-Tencor Corp.                                               5,271    448,615
*   Knowles Corp.                                                 11,605    209,122
#*  Kopin Corp.                                                    8,422     26,866
*   Kulicke & Soffa Industries, Inc.                               8,478    149,043
*   KVH Industries, Inc.                                           2,284     23,754

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Information Technology -- (Continued)
#   Lam Research Corp.                                             7,935 $  911,414
*   Lattice Semiconductor Corp.                                    7,554     54,313
*   Leaf Group, Ltd.                                               2,563     17,813
    Leidos Holdings, Inc.                                          9,725    469,912
*   Limelight Networks, Inc.                                      10,418     22,815
    Linear Technology Corp.                                        4,791    302,456
*   Lionbridge Technologies, Inc.                                  7,777     44,484
*   Liquidity Services, Inc.                                       3,459     33,725
    Littelfuse, Inc.                                               2,023    319,047
    LogMeIn, Inc.                                                  1,056    114,154
*   Lumentum Holdings, Inc.                                        4,456    169,105
#*  MACOM Technology Solutions Holdings, Inc.                      2,027     96,384
*   MagnaChip Semiconductor Corp.                                  3,475     29,885
*   Manhattan Associates, Inc.                                     5,332    273,318
*   Marchex, Inc. Class B                                          3,498      9,480
    Marvell Technology Group, Ltd.                                28,673    426,368
    Mastercard, Inc. Class A                                      13,587  1,444,706
#*  Match Group, Inc.                                              1,951     33,889
    Maxim Integrated Products, Inc.                                5,864    260,831
    MAXIMUS, Inc.                                                  5,634    310,659
*   MaxLinear, Inc. Class A                                        4,497    115,033
#*  Maxwell Technologies, Inc.                                     1,381      6,574
#*  MeetMe, Inc.                                                   6,244     30,720
    Mentor Graphics Corp.                                         11,265    415,791
#   Mesa Laboratories, Inc.                                          456     54,328
    Methode Electronics, Inc.                                      4,300    180,815
#   Microchip Technology, Inc.                                     3,986    268,457
*   Micron Technology, Inc.                                       82,907  1,998,888
*   Microsemi Corp.                                               11,033    586,404
    Microsoft Corp.                                              134,171  8,674,155
*   MicroStrategy, Inc. Class A                                    1,129    227,268
    MKS Instruments, Inc.                                          6,036    397,772
    MOCON, Inc.                                                      400      8,000
*   ModusLink Global Solutions, Inc.                               6,108     10,689
*   MoneyGram International, Inc.                                  6,035     76,645
#   Monolithic Power Systems, Inc.                                 1,440    125,626
    Monotype Imaging Holdings, Inc.                                3,918     85,804
    Motorola Solutions, Inc.                                       3,692    297,981
#   MTS Systems Corp.                                              1,699     98,712
*   Nanometrics, Inc.                                              2,275     58,490
*   Napco Security Technologies, Inc.                                990      9,504
#   National Instruments Corp.                                     9,287    291,798
    NCI, Inc. Class A                                                397      5,042
*   NCR Corp.                                                     11,716    504,022
#*  NeoPhotonics Corp.                                             3,479     38,095
    NetApp, Inc.                                                  18,106    693,822
*   NETGEAR, Inc.                                                  3,515    200,004
*   Netscout Systems, Inc.                                         8,170    272,061
*   NeuStar, Inc. Class A                                          2,100     69,720
    NIC, Inc.                                                      5,661    136,430
*   Novanta, Inc.                                                  3,397     75,923
*   Nuance Communications, Inc.                                   22,474    356,438
*   Numerex Corp. Class A                                            800      4,704

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Information Technology -- (Continued)
    NVE Corp.                                                       473 $   36,700
    NVIDIA Corp.                                                 17,519  1,912,724
#*  Oclaro, Inc.                                                  9,370     91,920
*   ON Semiconductor Corp.                                       53,397    711,248
    Oracle Corp.                                                 64,898  2,603,059
*   OSI Systems, Inc.                                             2,000    149,340
#*  Palo Alto Networks, Inc.                                        658     97,094
*   PAR Technology Corp.                                            700      4,557
    Park Electrochemical Corp.                                    2,637     48,336
#   Paychex, Inc.                                                 6,490    391,282
#*  Paycom Software, Inc.                                         3,105    143,575
*   PayPal Holdings, Inc.                                        17,383    691,496
    PC Connection, Inc.                                           3,626     98,917
    PC-Tel, Inc.                                                    700      4,067
*   PCM, Inc.                                                     1,200     26,940
*   PDF Solutions, Inc.                                           2,892     65,099
    Pegasystems, Inc.                                             6,089    236,253
*   Perceptron, Inc.                                                800      5,240
*   Perficient, Inc.                                              4,198     74,431
*   PFSweb, Inc.                                                  1,937     14,547
*   Photronics, Inc.                                              9,051    104,087
*   Planet Payment, Inc.                                          6,963     29,384
    Plantronics, Inc.                                             4,200    237,636
*   Plexus Corp.                                                  4,366    237,074
    Power Integrations, Inc.                                      2,466    175,086
*   PRGX Global, Inc.                                             2,000     11,400
    Progress Software Corp.                                       4,975    139,400
*   PTC, Inc.                                                       827     43,475
    QAD, Inc. Class A                                             1,197     34,593
    QAD, Inc. Class B                                               160      4,000
#*  Qorvo, Inc.                                                   5,147    330,489
    QUALCOMM, Inc.                                               66,002  3,526,487
*   Qualys, Inc.                                                  2,764     99,228
*   QuinStreet, Inc.                                              2,573      9,006
*   Qumu Corp.                                                      800      1,856
*   Radisys Corp.                                                 4,051     17,865
*   Rambus, Inc.                                                 10,284    133,486
*   RealNetworks, Inc.                                            4,961     26,541
*   RealPage, Inc.                                                5,963    182,468
*   Red Hat, Inc.                                                 3,511    266,415
    Reis, Inc.                                                      600     12,000
*   RetailMeNot, Inc.                                             5,890     53,305
    Richardson Electronics, Ltd.                                    900      5,436
*   Rightside Group, Ltd.                                           663      5,596
*   Rogers Corp.                                                  2,003    160,140
*   Rosetta Stone, Inc.                                           1,595     14,036
*   Rubicon Project, Inc. (The)                                   4,400     37,268
*   Rudolph Technologies, Inc.                                    3,503     80,394
#   Sabre Corp.                                                   7,386    180,957
*   salesforce.com, Inc.                                          1,739    137,555
*   Sanmina Corp.                                                 9,651    375,906
*   ScanSource, Inc.                                              3,055    120,825
    Science Applications International Corp.                      2,327    189,464

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Information Technology -- (Continued)
*   Seachange International, Inc.                                 3,525 $    8,531
#   Seagate Technology P.L.C.                                     9,931    448,385
*   Semtech Corp.                                                 6,833    225,147
#*  ServiceNow, Inc.                                              1,346    121,975
*   ServiceSource International, Inc.                             4,300     22,790
*   ShoreTel, Inc.                                                6,200     43,090
*   Shutterstock, Inc.                                            2,603    140,041
*   Sigma Designs, Inc.                                           4,966     30,293
*   Silicon Laboratories, Inc.                                    3,770    245,804
*   Silver Spring Networks, Inc.                                  4,978     63,619
#   Skyworks Solutions, Inc.                                     15,384  1,411,328
*   SMTC Corp.                                                    1,100      1,452
*   Sonus Networks, Inc.                                          5,626     35,894
#*  Splunk, Inc.                                                    648     37,493
    SS&C Technologies Holdings, Inc.                              9,802    314,938
*   Stamps.com, Inc.                                              1,142    138,810
*   StarTek, Inc.                                                 2,316     20,057
*   Stratasys, Ltd.                                               1,949     38,434
#*  SunPower Corp.                                                9,564     63,505
*   Super Micro Computer, Inc.                                    4,347    114,978
*   Sykes Enterprises, Inc.                                       5,391    150,571
    Symantec Corp.                                               30,516    840,716
*   Synaptics, Inc.                                               3,600    202,968
*   Synchronoss Technologies, Inc.                                4,424    170,412
    SYNNEX Corp.                                                  5,149    618,807
*   Synopsys, Inc.                                                7,388    464,631
#   Syntel, Inc.                                                  7,208    151,800
    Systemax, Inc.                                                3,556     30,155
*   Tableau Software, Inc. Class A                                1,525     72,956
#*  Take-Two Interactive Software, Inc.                           6,000    321,900
#*  Tangoe, Inc.                                                    801      5,831
    TE Connectivity, Ltd.                                        15,958  1,186,477
*   Tech Data Corp.                                               4,206    359,865
*   TechTarget, Inc.                                              3,207     28,254
*   Telenav, Inc.                                                 4,400     39,160
    TeleTech Holdings, Inc.                                       6,017    178,103
#*  Teradata Corp.                                               18,750    550,500
    Teradyne, Inc.                                               19,919    565,301
    Tessco Technologies, Inc.                                       672      9,542
    Tessera Holding Corp.                                         6,670    301,484
    Texas Instruments, Inc.                                      15,532  1,173,287
*   TiVo Corp.                                                   14,680    277,452
    Total System Services, Inc.                                  10,707    542,631
    TransAct Technologies, Inc.                                     400      2,760
    Travelport Worldwide, Ltd.                                   11,352    163,015
*   Travelzoo, Inc.                                               2,000     18,300
*   Tremor Video, Inc.                                            5,147     12,559
*   Trimble, Inc.                                                12,142    359,646
*   TTM Technologies, Inc.                                       13,092    194,154
*   Twitter, Inc.                                                22,233    391,745
#*  Tyler Technologies, Inc.                                        521     76,076
*   Ubiquiti Networks, Inc.                                       4,227    263,765
#*  Ultimate Software Group, Inc. (The)                             591    114,453

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------ ------------
Information Technology -- (Continued)
*   Ultra Clean Holdings, Inc.                                    4,387 $     54,969
*   Ultratech, Inc.                                               3,300       85,536
#*  Unisys Corp.                                                  3,288       42,251
#*  Universal Display Corp.                                       1,975      130,350
*   Vantiv, Inc. Class A                                          5,116      318,420
*   VASCO Data Security International, Inc.                       4,122       62,654
*   Veeco Instruments, Inc.                                       5,048      129,986
*   VeriFone Systems, Inc.                                       10,890      197,871
*   Verint Systems, Inc.                                          5,688      212,447
#*  VeriSign, Inc.                                                2,100      168,441
*   Versum Materials, Inc.                                        1,800       50,310
#*  ViaSat, Inc.                                                  5,573      361,743
*   Viavi Solutions, Inc.                                        22,100      197,795
*   Virtusa Corp.                                                 2,600       66,248
#   Visa, Inc. Class A                                           33,055    2,733,979
#   Vishay Intertechnology, Inc.                                 17,430      289,338
*   Vishay Precision Group, Inc.                                    793       13,203
*   VMware, Inc. Class A                                          1,140       99,796
    Wayside Technology Group, Inc.                                  200        3,360
*   Web.com Group, Inc.                                           7,410      140,420
#*  WebMD Health Corp.                                            2,652      132,308
    Western Digital Corp.                                        17,571    1,400,936
#   Western Union Co. (The)                                      16,348      320,094
#*  WEX, Inc.                                                     3,853      440,513
#*  Workday, Inc. Class A                                           792       65,807
*   Xcerra Corp.                                                  6,903       52,325
    Xilinx, Inc.                                                  6,896      401,347
*   XO Group, Inc.                                                2,507       47,207
*   Yahoo!, Inc.                                                 17,722      781,009
#*  YuMe, Inc.                                                    3,100       11,036
#*  Zebra Technologies Corp. Class A                              6,818      570,462
*   Zedge, Inc. Class B                                           1,022        3,383
*   Zillow Group, Inc. Class A                                    4,406      158,528
#*  Zillow Group, Inc. Class C                                    3,648      129,066
*   Zix Corp.                                                     5,219       24,895
#*  Zynga, Inc. Class A                                          74,023      186,538
                                                                        ------------
Total Information Technology                                             150,243,971
                                                                        ------------
Materials -- (4.6%)
    A Schulman, Inc.                                              3,965      136,793
*   AdvanSix, Inc.                                                1,922       49,376
#*  AgroFresh Solutions, Inc.                                     3,300        8,679
    Air Products & Chemicals, Inc.                                3,600      503,136
#*  AK Steel Holding Corp.                                       18,099      146,240
    Albemarle Corp.                                               7,195      666,545
    Alcoa Corp.                                                   5,660      206,307
    Allegheny Technologies, Inc.                                  6,966      151,371
    American Vanguard Corp.                                       4,707       80,960
    Ampco-Pittsburgh Corp.                                        1,853       27,888
#   AptarGroup, Inc.                                              6,963      508,090
    Ashland Global Holdings, Inc.                                 3,026      360,185
    Avery Dennison Corp.                                          2,953      215,628
#*  Axalta Coating Systems, Ltd.                                  7,863      228,027

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                        SHARES   VALUE+
                                                                        ------ ----------
Materials -- (Continued)
           Balchem Corp.                                                 4,088 $  348,461
#          Ball Corp.                                                    7,874    600,471
           Bemis Co., Inc.                                              14,007    682,421
*          Berry Plastics Group, Inc.                                    6,533    333,388
*          Boise Cascade Co.                                             4,911    121,793
           Cabot Corp.                                                   7,758    429,560
           Calgon Carbon Corp.                                           6,420    101,757
#          Carpenter Technology Corp.                                    5,514    220,670
           Celanese Corp. Series A                                       5,005    422,422
*          Century Aluminum Co.                                         11,382    175,283
#          CF Industries Holdings, Inc.                                 15,731    555,147
           Chase Corp.                                                   1,340    117,920
           Chemours Co. (The)                                            9,753    257,674
*          Chemtura Corp.                                                7,580    250,898
*          Clearwater Paper Corp.                                        2,219    139,575
#*         Cliffs Natural Resources, Inc.                               20,656    181,153
           Commercial Metals Co.                                        13,999    286,000
#          Compass Minerals International, Inc.                          5,141    429,788
*          Core Molding Technologies, Inc.                               1,483     22,868
*          Crown Holdings, Inc.                                          4,311    233,527
           Deltic Timber Corp.                                             681     51,736
           Domtar Corp.                                                  8,208    358,608
           Dow Chemical Co. (The)                                       38,029  2,267,669
#          Eagle Materials, Inc.                                         4,481    468,623
           Eastman Chemical Co.                                         10,192    789,880
           Ecolab, Inc.                                                  4,086    490,851
           EI du Pont de Nemours & Co.                                  10,219    771,534
*          Ferro Corp.                                                  14,950    211,393
           Ferroglobe P.L.C.                                            21,032    221,046
(degrees)* Ferroglobe Representation & Warranty Insurance Trust         21,032         --
#*         Flotek Industries, Inc.                                       3,205     33,877
#          FMC Corp.                                                     6,076    365,532
*          Freeport-McMoRan, Inc.                                       75,934  1,264,301
           Friedman Industries, Inc.                                       400      2,740
           FutureFuel Corp.                                              5,733     74,472
*          GCP Applied Technologies, Inc.                                6,515    175,579
           Gold Resource Corp.                                           7,506     40,382
           Graphic Packaging Holding Co.                                56,487    706,652
           Greif, Inc. Class A                                           4,157    239,360
           Greif, Inc. Class B                                           1,804    128,445
*          Handy & Harman, Ltd.                                            700     19,740
           Hawkins, Inc.                                                 1,217     65,292
           Haynes International, Inc.                                    1,816     74,656
           HB Fuller Co.                                                 6,623    326,978
*          Headwaters, Inc.                                             10,135    234,828
           Hecla Mining Co.                                             51,388    330,939
           Huntsman Corp.                                               35,926    732,531
*          Ingevity Corp.                                                4,274    237,592
           Innophos Holdings, Inc.                                       2,105    102,387
           Innospec, Inc.                                                2,796    199,495
           International Flavors & Fragrances, Inc.                      1,600    187,536
           International Paper Co.                                       9,199    520,663
#*         Intrepid Potash, Inc.                                         9,727     19,843

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Materials -- (Continued)
    Kaiser Aluminum Corp.                                         1,125 $ 88,268
    KapStone Paper and Packaging Corp.                           13,014  312,076
    KMG Chemicals, Inc.                                           1,571   57,907
*   Koppers Holdings, Inc.                                        1,676   67,794
*   Kraton Corp.                                                  4,020  107,977
    Kronos Worldwide, Inc.                                        5,675   75,024
*   Louisiana-Pacific Corp.                                      15,489  296,305
*   LSB Industries, Inc.                                          2,432   20,696
    LyondellBasell Industries NV Class A                          6,356  592,824
    Martin Marietta Materials, Inc.                               2,863  657,345
    Materion Corp.                                                2,500   98,250
    Mercer International, Inc.                                    8,133   97,189
    Minerals Technologies, Inc.                                   4,597  368,450
    Monsanto Co.                                                  6,200  671,522
#   Mosaic Co. (The)                                             16,506  517,793
    Myers Industries, Inc.                                        4,623   63,797
    Neenah Paper, Inc.                                            2,899  238,153
    NewMarket Corp.                                                 805  347,092
    Newmont Mining Corp.                                         22,559  818,441
    Nucor Corp.                                                  12,511  726,764
    Olin Corp.                                                   20,024  524,829
    Olympic Steel, Inc.                                           1,248   28,080
*   OMNOVA Solutions, Inc.                                        6,502   59,168
#*  Owens-Illinois, Inc.                                         13,094  247,477
    Packaging Corp. of America                                    4,761  438,869
    PH Glatfelter Co.                                             5,939  144,971
#*  Platform Specialty Products Corp.                            25,420  308,599
#   PolyOne Corp.                                                11,319  386,091
    PPG Industries, Inc.                                          3,332  333,233
    Praxair, Inc.                                                 4,738  561,169
    Quaker Chemical Corp.                                         1,734  222,819
#   Rayonier Advanced Materials, Inc.                             9,093  123,392
*   Real Industry, Inc.                                           3,947   21,314
    Reliance Steel & Aluminum Co.                                 5,667  451,377
*   Resolute Forest Products, Inc.                                2,977   16,374
#   Royal Gold, Inc.                                              6,438  464,630
    RPM International, Inc.                                       5,805  303,369
*   Ryerson Holding Corp.                                         2,729   28,927
    Schnitzer Steel Industries, Inc. Class A                      3,400   80,410
    Scotts Miracle-Gro Co. (The)                                  4,177  384,159
    Sealed Air Corp.                                              5,961  289,108
    Sensient Technologies Corp.                                   4,371  335,474
    Sherwin-Williams Co. (The)                                      900  273,429
    Silgan Holdings, Inc.                                         7,367  431,043
#   Sonoco Products Co.                                          12,216  671,269
    Southern Copper Corp.                                         1,732   66,440
    Steel Dynamics, Inc.                                         11,768  397,876
    Stepan Co.                                                    2,576  201,211
*   Stillwater Mining Co.                                        14,113  239,921
*   Summit Materials, Inc. Class A                               11,614  291,511
*   SunCoke Energy, Inc.                                          9,445   83,305
*   Synalloy Corp.                                                  498    5,951
#*  TimkenSteel Corp.                                             5,576   94,011

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                         SHARES    VALUE+
                                                                         ------- -----------
Materials -- (Continued)
*           Trecora Resources                                              2,437 $    30,219
            Tredegar Corp.                                                 3,599      80,078
            Trinseo SA                                                     7,041     455,905
            Tronox, Ltd. Class A                                           9,511     119,078
*           UFP Technologies, Inc.                                         1,356      33,832
            United States Lime & Minerals, Inc.                              400      30,400
            United States Steel Corp.                                     16,341     534,514
#*          Universal Stainless & Alloy Products, Inc.                       900      15,192
*           US Concrete, Inc.                                              2,301     150,715
            Valspar Corp. (The)                                            2,101     232,518
            Vulcan Materials Co.                                           5,752     738,154
            Westlake Chemical Corp.                                        3,443     213,156
            WestRock Co.                                                  17,076     911,175
            Worthington Industries, Inc.                                   6,888     329,178
            WR Grace & Co.                                                 4,036     279,856
                                                                                 -----------
Total Materials                                                                   39,802,604
                                                                                 -----------
Other -- (0.0%)
(degrees)#* Gerber Scientific, Inc. Escrow Shares                          1,200          --
                                                                                 -----------
Real Estate -- (0.4%)
            Alexander & Baldwin, Inc.                                      6,267     279,007
#*          Altisource Asset Management Corp.                                 75       4,710
*           Altisource Portfolio Solutions SA                              1,456      41,496
*           CBRE Group, Inc. Class A                                      22,439     681,248
            Consolidated-Tomoka Land Co.                                     400      22,000
*           Forestar Group, Inc.                                           5,191      67,743
*           FRP Holdings, Inc.                                             1,138      44,382
            Griffin Industrial Realty, Inc.                                  375      11,786
            HFF, Inc. Class A                                              5,856     173,806
*           Howard Hughes Corp. (The)                                      4,053     432,090
            Jones Lang LaSalle, Inc.                                       5,667     583,871
            Kennedy-Wilson Holdings, Inc.                                 11,213     229,306
*           Marcus & Millichap, Inc.                                       6,126     157,867
            RE/MAX Holdings, Inc. Class A                                  2,161     121,124
#           Realogy Holdings Corp.                                        13,738     355,952
            RMR Group, Inc. (The) Class A                                  3,242     154,968
#*          St Joe Co. (The)                                               6,481     109,205
*           Stratus Properties, Inc.                                         889      27,203
*           Tejon Ranch Co.                                                2,696      63,706
                                                                                 -----------
Total Real Estate                                                                  3,561,470
                                                                                 -----------
Telecommunication Services -- (2.9%)
*           Alaska Communications Systems Group, Inc.                      2,160       3,607
            AT&T, Inc.                                                   354,874  14,961,488
            ATN International, Inc.                                        2,046     164,273
*           Boingo Wireless, Inc.                                          5,777      67,591
            CenturyLink, Inc.                                             53,341   1,379,398
*           Cincinnati Bell, Inc.                                          4,288      98,410
#           Cogent Communications Holdings, Inc.                           4,313     180,283
#           Consolidated Communications Holdings, Inc.                     8,586     225,898
*           FairPoint Communications, Inc.                                 2,389      44,197
#           Frontier Communications Corp.                                 46,837     163,461

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                        SHARES   VALUE+
                                                                        ------ -----------
Telecommunication Services -- (Continued)
*          General Communication, Inc. Class A                           5,129 $   103,195
*          Hawaiian Telcom Holdco, Inc.                                  1,165      28,927
           IDT Corp. Class B                                             3,759      72,173
           Inteliquent, Inc.                                             4,793     109,760
#*         Iridium Communications, Inc.                                  4,837      48,854
(degrees)* Leap Wireless International, Inc.                             1,200       3,960
*          Level 3 Communications, Inc.                                  9,472     563,205
*          Lumos Networks Corp.                                          3,100      47,957
*          ORBCOMM, Inc.                                                 6,642      54,265
*          SBA Communications Corp.                                      2,078     218,730
           Shenandoah Telecommunications Co.                             8,842     240,944
           Spok Holdings, Inc.                                           2,587      53,163
#*         Sprint Corp.                                                 65,319     602,894
*          T-Mobile US, Inc.                                            16,007     996,756
           Telephone & Data Systems, Inc.                               12,505     383,278
*          United States Cellular Corp.                                  2,520     112,367
           Verizon Communications, Inc.                                 72,958   3,575,672
*          Vonage Holdings Corp.                                        28,743     203,788
#          Windstream Holdings, Inc.                                    14,112     114,025
*          Zayo Group Holdings, Inc.                                     4,072     130,141
                                                                               -----------
Total Telecommunication Services                                                24,952,660
                                                                               -----------
Utilities -- (1.9%)
           AES Corp.                                                    15,048     172,149
           ALLETE, Inc.                                                  2,920     190,822
           Alliant Energy Corp.                                          5,115     192,580
           Ameren Corp.                                                  5,393     283,941
           American Electric Power Co., Inc.                             4,918     315,047
           American States Water Co.                                     3,510     153,668
           American Water Works Co., Inc.                                3,782     277,750
           Aqua America, Inc.                                            5,408     164,457
           Artesian Resources Corp. Class A                                900      27,927
           Atmos Energy Corp.                                            2,979     226,940
           Avangrid, Inc.                                                1,875      72,750
           Avista Corp.                                                  3,385     130,796
#          Black Hills Corp.                                             3,036     189,902
           California Water Service Group                                4,696     162,012
*          Calpine Corp.                                                44,699     527,448
           CenterPoint Energy, Inc.                                      9,448     247,632
           Chesapeake Utilities Corp.                                    1,546     101,108
           CMS Energy Corp.                                              5,870     250,062
           Connecticut Water Service, Inc.                               1,334      72,089
           Consolidated Edison, Inc.                                     3,460     257,251
           Consolidated Water Co., Ltd.                                    959       9,878
           Delta Natural Gas Co., Inc.                                     591      15,555
           Dominion Resources, Inc.                                      7,336     559,590
           DTE Energy Co.                                                4,058     400,281
           Duke Energy Corp.                                             7,384     579,939
*          Dynegy, Inc.                                                 12,034     114,925
           Edison International                                          3,287     239,557
           El Paso Electric Co.                                          3,569     163,817
           Entergy Corp.                                                 3,708     265,641
#          Eversource Energy                                             6,599     365,057

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                        SHARES    VALUE+
                                                                        ------ ------------
Utilities -- (Continued)
           Exelon Corp.                                                 10,499 $    376,704
           FirstEnergy Corp.                                             8,059      244,349
           Gas Natural, Inc.                                               700        8,855
           Genie Energy, Ltd. Class B                                    1,601        9,238
           Great Plains Energy, Inc.                                     5,224      143,921
           Hawaiian Electric Industries, Inc.                            5,335      178,616
           IDACORP, Inc.                                                 2,764      221,175
#          MDU Resources Group, Inc.                                     5,819      170,788
           MGE Energy, Inc.                                              3,252      206,990
           Middlesex Water Co.                                           1,448       54,749
#          National Fuel Gas Co.                                         4,100      230,215
           New Jersey Resources Corp.                                    5,510      207,727
           NextEra Energy, Inc.                                          4,867      602,145
           NiSource, Inc.                                               10,542      235,825
           Northwest Natural Gas Co.                                     2,532      149,135
#          NorthWestern Corp.                                            2,582      147,458
           NRG Energy, Inc.                                             28,306      468,181
           NRG Yield, Inc. Class A                                       1,604       26,065
#          NRG Yield, Inc. Class C                                       3,420       57,969
           OGE Energy Corp.                                              5,000      167,700
#          ONE Gas, Inc.                                                 3,374      218,028
#          Ormat Technologies, Inc.                                      6,540      351,198
           Otter Tail Corp.                                              3,443      130,318
           Pattern Energy Group, Inc.                                    7,779      153,557
           PG&E Corp.                                                    5,726      354,382
           Pinnacle West Capital Corp.                                   2,439      189,340
#          PNM Resources, Inc.                                           4,758      163,675
           Portland General Electric Co.                                 5,000      218,050
           PPL Corp.                                                     6,696      233,289
           Public Service Enterprise Group, Inc.                         5,117      226,427
           RGC Resources, Inc.                                             100        2,748
           SCANA Corp.                                                   3,136      215,443
#          Sempra Energy                                                 2,713      277,784
           SJW Corp.                                                     1,848       92,585
           South Jersey Industries, Inc.                                 4,824      159,192
           Southern Co. (The)                                           10,117      500,083
           Southwest Gas Holdings, Inc.                                  2,701      217,620
#          Spark Energy, Inc. Class A                                      500       12,925
           Spire, Inc.                                                   3,100      201,500
           UGI Corp.                                                     5,579      258,698
           Unitil Corp.                                                  1,532       70,120
           Vectren Corp.                                                 4,544      249,420
           WEC Energy Group, Inc.                                        4,476      264,308
           Westar Energy, Inc.                                           5,593      305,881
           WGL Holdings, Inc.                                            3,001      245,902
           Xcel Energy, Inc.                                             8,217      339,526
           York Water Co. (The)                                          1,162       41,600
                                                                               ------------
Total Utilities                                                                  16,331,975
                                                                               ------------
TOTAL COMMON STOCKS                                                             793,552,236
                                                                               ------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)* Dyax Corp. Contingent Value Rights                            2,300        2,553

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                          SHARES      VALUE+
                                                                         --------- ------------
(degrees)#* Safeway Casa Ley Contingent Value Rights                        11,539 $     11,711
(degrees)*  Safeway PDC, LLC Contingent Value Rights                        11,539          563
TOTAL RIGHTS/WARRANTS                                                                    14,827
                                                                                   ------------
TOTAL INVESTMENT SECURITIES                                                         793,567,063
                                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
            State Street Institutional U.S. Government Money Market
              Fund, 0.420%                                               6,750,384    6,750,384
                                                                                   ------------
SECURITIES LENDING COLLATERAL -- (7.5%)
(S)@        DFA Short Term Investment Fund                               5,662,151   65,522,412
                                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $658,261,399)^^                                $865,839,859
                                                                                   ============

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------
                                 LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                               ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary      $125,673,773 $     4,226   --    $125,677,999
   Consumer Staples              43,077,050          --   --      43,077,050
   Energy                        51,327,808          --   --      51,327,808
   Financials                   173,188,803          --   --     173,188,803
   Health Care                   56,967,225          --   --      56,967,225
   Industrials                  108,420,671          --   --     108,420,671
   Information Technology       150,243,971          --   --     150,243,971
   Materials                     39,802,604          --   --      39,802,604
   Real Estate                    3,561,470          --   --       3,561,470
   Telecommunication
     Services                    24,948,700       3,960   --      24,952,660
   Utilities                     16,331,975          --   --      16,331,975
Rights/Warrants                          --      14,827   --          14,827
Temporary Cash Investments        6,750,384          --   --       6,750,384
Securities Lending Collateral            --  65,522,412   --      65,522,412
                               ------------ -----------   --    ------------
TOTAL                          $800,294,434 $65,545,425   --    $865,839,859
                               ============ ===========   ==    ============

                     U.S. SUSTAINABILITY CORE 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                 SHARES   VALUE+
                                                                 ------ -----------
COMMON STOCKS -- (92.9%)
Consumer Discretionary -- (16.3%)
*   1-800-Flowers.com, Inc. Class A                               4,534 $    40,806
    A.H. Belo Corp. Class A                                         200       1,270
    Aaron's, Inc.                                                 8,552     264,599
#   Abercrombie & Fitch Co. Class A                               2,269      26,343
*   Adient P.L.C.                                                 1,866     118,472
    Advance Auto Parts, Inc.                                      4,271     701,469
*   Amazon.com, Inc.                                             21,378  17,604,355
    AMC Entertainment Holdings, Inc. Class A                      7,693     259,639
*   AMC Networks, Inc. Class A                                    3,967     227,507
*   America's Car-Mart, Inc.                                        715      29,994
*   American Axle & Manufacturing Holdings, Inc.                  6,624     135,130
#   American Eagle Outfitters, Inc.                              25,036     378,294
#*  American Outdoor Brands Corp.                                 7,290     155,277
*   Apollo Education Group, Inc.                                  2,326      23,237
    Aramark                                                      11,385     385,268
#*  Arctic Cat, Inc.                                              1,100      20,680
*   Asbury Automotive Group, Inc.                                 2,951     193,586
#*  Ascena Retail Group, Inc.                                    16,055      77,225
*   Ascent Capital Group, Inc. Class A                              595       9,217
    Autoliv, Inc.                                                 7,841     906,890
*   AutoNation, Inc.                                             12,160     645,939
#*  AutoZone, Inc.                                                  862     624,933
*   AV Homes, Inc.                                                2,224      39,254
*   Ballantyne Strong, Inc.                                       1,448      10,498
*   Barnes & Noble Education, Inc.                                6,482      65,144
#   Barnes & Noble, Inc.                                          2,178      22,216
    Bassett Furniture Industries, Inc.                            1,000      28,200
*   Beazer Homes USA, Inc.                                        1,125      16,043
#   Bed Bath & Beyond, Inc.                                      14,357     579,305
    Best Buy Co., Inc.                                           34,850   1,551,522
#   Big 5 Sporting Goods Corp.                                    2,727      41,996
#   Big Lots, Inc.                                                3,594     179,700
*   Biglari Holdings, Inc.                                          112      49,638
*   BJ's Restaurants, Inc.                                        1,890      67,190
    Bloomin' Brands, Inc.                                        11,210     191,803
    Blue Nile, Inc.                                               1,241      50,521
    Bob Evans Farms, Inc.                                         1,910     107,781
*   Bojangles', Inc.                                              4,011      79,418
#*  Boot Barn Holdings, Inc.                                      1,500      16,275
#   BorgWarner, Inc.                                             19,319     788,795
#   Brinker International, Inc.                                   4,620     205,590
    Brunswick Corp.                                              10,090     603,987
#   Buckle, Inc. (The)                                              733      15,503
*   Buffalo Wild Wings, Inc.                                      1,880     283,880
*   Build-A-Bear Workshop, Inc.                                   1,300      15,600
*   Burlington Stores, Inc.                                       4,851     406,029
*   Cabela's, Inc.                                                7,563     422,696
#   Cable One, Inc.                                                 800     505,904
#   CalAtlantic Group, Inc.                                      19,554     681,848
    Caleres, Inc.                                                 4,938     151,843
    Callaway Golf Co.                                             8,342      94,515

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
*   Cambium Learning Group, Inc.                                   3,100 $    15,624
#*  CarMax, Inc.                                                  19,582   1,306,315
*   Carrols Restaurant Group, Inc.                                 4,467      64,101
    Carter's, Inc.                                                 5,949     498,229
    Cato Corp. (The) Class A                                       2,771      70,356
*   Cavco Industries, Inc.                                         1,178     115,739
    CBS Corp. Class B                                             24,596   1,586,196
*   Century Casinos, Inc.                                          1,500      10,575
*   Century Communities, Inc.                                      2,691      61,220
*   Charter Communications, Inc. Class A                           7,992   2,589,008
#   Cheesecake Factory, Inc. (The)                                 4,899     295,214
    Chico's FAS, Inc.                                             16,368     220,804
    Children's Place, Inc. (The)                                   2,479     240,463
#*  Chipotle Mexican Grill, Inc.                                     807     340,102
    Churchill Downs, Inc.                                            199      28,527
#*  Chuy's Holdings, Inc.                                          1,407      41,366
    Cinemark Holdings, Inc.                                       14,820     629,850
    Citi Trends, Inc.                                              2,012      32,293
    Clear Channel Outdoor Holdings, Inc. Class A                   6,385      31,606
    Coach, Inc.                                                   14,821     553,564
    Collectors Universe, Inc.                                        906      18,727
    Columbia Sportswear Co.                                        8,430     458,339
    Comcast Corp. Class A                                        146,793  11,071,128
*   Conn's, Inc.                                                     165       1,741
*   Cooper-Standard Holdings, Inc.                                 1,318     138,759
#   Cracker Barrel Old Country Store, Inc.                         2,393     378,238
*   Crocs, Inc.                                                    3,787      27,645
    CSS Industries, Inc.                                             242       5,958
    CST Brands, Inc.                                               8,124     391,414
    Culp, Inc.                                                       882      28,400
    Dana, Inc.                                                    13,204     265,929
*   Dave & Buster's Entertainment, Inc.                            3,186     173,510
*   Deckers Outdoor Corp.                                          3,239     186,566
#*  Del Frisco's Restaurant Group, Inc.                            1,254      21,945
*   Del Taco Restaurants, Inc.                                     3,674      50,113
    Delphi Automotive P.L.C.                                       7,240     507,234
*   Delta Apparel, Inc.                                              231       4,329
*   Denny's Corp.                                                  6,766      82,342
*   Destination XL Group, Inc.                                     3,519      12,492
    Dick's Sporting Goods, Inc.                                    9,752     503,203
#   Dillard's, Inc. Class A                                        3,924     221,471
    DineEquity, Inc.                                               2,045     140,246
#*  Discovery Communications, Inc. Class A                        26,320     746,172
#*  Discovery Communications, Inc. Class C                        41,608   1,152,958
*   DISH Network Corp. Class A                                    12,157     719,330
    Dollar General Corp.                                           9,426     695,827
*   Dollar Tree, Inc.                                              8,651     667,771
    Domino's Pizza, Inc.                                           3,436     599,719
*   Dorman Products, Inc.                                          2,053     141,698
    DR Horton, Inc.                                               37,821   1,131,226
    DSW, Inc. Class A                                              7,435     157,325
#   Dunkin' Brands Group, Inc.                                    10,785     559,418
#*  El Pollo Loco Holdings, Inc.                                   1,700      21,165

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Consumer Discretionary -- (Continued)
    Entercom Communications Corp. Class A                          5,908 $   83,894
    Entravision Communications Corp. Class A                       9,616     51,926
    Escalade, Inc.                                                 1,044     13,781
    Ethan Allen Interiors, Inc.                                    3,084     89,744
*   EVINE Live, Inc.                                               3,932      5,977
#*  EW Scripps Co. (The) Class A                                  13,731    267,480
#   Expedia, Inc.                                                  5,053    614,394
*   Express, Inc.                                                  2,351     24,991
*   Fiesta Restaurant Group, Inc.                                  2,341     61,568
#   Finish Line, Inc. (The) Class A                                4,376     75,267
#*  Five Below, Inc.                                               3,905    155,614
    Flexsteel Industries, Inc.                                       561     28,532
    Foot Locker, Inc.                                              9,021    618,299
    Ford Motor Co.                                               200,903  2,483,161
#*  Fossil Group, Inc.                                             6,182    158,074
*   Fox Factory Holding Corp.                                      3,872    100,285
#*  Francesca's Holdings Corp.                                     5,663     98,763
#   Fred's, Inc. Class A                                           4,728     68,887
*   FTD Cos., Inc.                                                 3,046     69,997
#*  G-III Apparel Group, Ltd.                                      2,326     61,081
    GameStop Corp. Class A                                        13,654    334,386
    Gaming Partners International Corp.                              100      1,185
    Gannett Co., Inc.                                             12,314    118,461
#   Gap, Inc. (The)                                               30,589    704,465
#   Garmin, Ltd.                                                  12,115    585,033
    General Motors Co.                                            42,828  1,567,933
#*  Genesco, Inc.                                                  2,582    155,436
    Gentex Corp.                                                  19,339    403,992
*   Gentherm, Inc.                                                 2,442     86,447
    Genuine Parts Co.                                             10,069    974,780
#*  Global Eagle Entertainment, Inc.                               2,295     14,137
*   Gray Television, Inc.                                         10,495    124,366
*   Green Brick Partners, Inc.                                     1,323     12,701
    Group 1 Automotive, Inc.                                       2,300    185,817
#   Guess?, Inc.                                                   4,719     60,262
#   Hanesbrands, Inc.                                             16,792    398,138
#   Harley-Davidson, Inc.                                         11,333    646,434
    Harman International Industries, Inc.                          9,734  1,082,031
#   Hasbro, Inc.                                                  10,722    884,672
    Haverty Furniture Cos., Inc.                                   2,689     58,620
*   Helen of Troy, Ltd.                                            2,970    277,101
#*  Hibbett Sports, Inc.                                             200      6,600
    Home Depot, Inc. (The)                                        56,777  7,811,380
    Hooker Furniture Corp.                                           800     26,560
*   Horizon Global Corp.                                           1,167     22,838
    HSN, Inc.                                                      4,143    146,041
*   Hyatt Hotels Corp. Class A                                     1,693     92,624
*   Iconix Brand Group, Inc.                                       7,099     73,049
*   Installed Building Products, Inc.                              4,665    190,798
#   International Game Technology P.L.C.                          14,669    387,408
    Interpublic Group of Cos., Inc. (The)                         36,181    851,339
#*  iRobot Corp.                                                   2,559    154,973
*   Isle of Capri Casinos, Inc.                                    3,770     89,764

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                       SHARES   VALUE+
                                                                       ------ ----------
Consumer Discretionary -- (Continued)
*         J Alexander's Holdings, Inc.                                    942 $    9,420
          Jack in the Box, Inc.                                         2,744    296,132
#*        JC Penney Co., Inc.                                          25,567    170,021
          John Wiley & Sons, Inc. Class A                               6,950    382,945
          Johnson Outdoors, Inc. Class A                                  569     19,619
*         Kate Spade & Co.                                              9,725    180,010
#         KB Home                                                       2,800     45,864
*         Kirkland's, Inc.                                              1,705     23,665
#         Kohl's Corp.                                                 11,719    466,768
          L Brands, Inc.                                                6,533    393,352
          La-Z-Boy, Inc.                                                5,675    162,305
          Las Vegas Sands Corp.                                         9,441    496,408
          LCI Industries                                                2,229    244,633
          Lear Corp.                                                    5,293    752,082
#         Leggett & Platt, Inc.                                         7,413    353,748
          Lennar Corp. Class A                                         20,823    929,747
          Lennar Corp. Class B                                          1,425     51,243
          Libbey, Inc.                                                  2,744     46,950
*         Liberty Broadband Corp. Class A                               1,330    111,294
*         Liberty Broadband Corp. Class C                               7,991    681,952
*         Liberty Expedia Holdings, Inc. Class A                        1,286     56,597
*         Liberty Interactive Corp., QVC Group Class A                 42,490    814,958
*         Liberty Media Corp.-Liberty Braves Class A                      527     10,514
*         Liberty Media Corp.-Liberty Braves Class C                    1,166     23,297
*         Liberty Media Corp.-Liberty Formula One Class A               1,318     38,196
*         Liberty Media Corp.-Liberty Formula One Class C               2,915     83,777
*         Liberty Media Corp.-Liberty SiriusXM Class A                  5,275    191,166
*         Liberty Media Corp.-Liberty SiriusXM Class C                 11,661    418,513
          Liberty Tax, Inc.                                             1,115     14,941
*         Liberty TripAdvisor Holdings, Inc. Class A                    7,801    140,028
*         Liberty Ventures Series A                                     4,369    190,707
          Lifetime Brands, Inc.                                         1,200     17,940
          Lions Gate Entertainment Corp. Class A                        3,572    102,766
#*        Lions Gate Entertainment Corp. Class B                        4,277    114,581
#         Lithia Motors, Inc. Class A                                   3,140    323,797
*         Live Nation Entertainment, Inc.                              23,642    676,634
*         LKQ Corp.                                                    26,716    852,508
          Lowe's Cos., Inc.                                            19,166  1,400,651
#*        Lululemon Athletica, Inc.                                     7,048    475,810
*         M/I Homes, Inc.                                               4,720    118,661
          Macy's, Inc.                                                 40,170  1,186,622
*         Madison Square Garden Co. (The) Class A                       1,833    322,003
*         Malibu Boats, Inc. Class A                                    1,300     24,128
          Marine Products Corp.                                         1,421     16,214
*         MarineMax, Inc.                                               2,985     64,028
#         Mattel, Inc.                                                 17,178    450,235
          McDonald's Corp.                                             19,433  2,381,903
#         MDC Holdings, Inc.                                            9,667    261,396
(degrees) Media General, Inc.                                           7,656      2,373
#         Meredith Corp.                                                5,254    322,070
*         Meritage Homes Corp.                                          7,013    257,728
*         MGM Resorts International                                     8,144    234,547
*         Michael Kors Holdings, Ltd.                                  12,563    537,822

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Consumer Discretionary -- (Continued)
#*  Michaels Cos., Inc. (The)                                    11,300 $  222,271
*   Modine Manufacturing Co.                                      2,398     32,613
#   Monro Muffler Brake, Inc.                                     2,190    131,181
#*  Motorcar Parts of America, Inc.                               1,259     33,024
    Movado Group, Inc.                                              605     16,426
*   MSG Networks, Inc. Class A                                    7,253    168,270
*   Murphy USA, Inc.                                              4,391    279,707
*   Nathan's Famous, Inc.                                           200     12,500
    National CineMedia, Inc.                                      9,741    142,803
#*  Nautilus, Inc.                                                3,718     64,507
*   Netflix, Inc.                                                 7,615  1,071,507
    New Media Investment Group, Inc.                              5,943     90,571
    New York Times Co. (The) Class A                             18,700    252,450
    Newell Brands, Inc.                                           5,440    257,475
    News Corp. Class A                                           17,578    216,034
    News Corp. Class B                                            8,570    108,411
    Nexstar Media Group, Inc.                                     3,125    204,375
#   Nordstrom, Inc.                                              11,382    503,312
    Nutrisystem, Inc.                                             3,326    109,924
*   NVR, Inc.                                                       398    739,484
*   O'Reilly Automotive, Inc.                                     4,312  1,130,908
    Office Depot, Inc.                                           50,648    225,384
#*  Ollie's Bargain Outlet Holdings, Inc.                         5,971    182,414
#   Omnicom Group, Inc.                                          17,227  1,475,493
#*  Overstock.com, Inc.                                           2,277     37,798
    Oxford Industries, Inc.                                       2,924    160,878
    Papa John's International, Inc.                               3,147    268,187
#*  Party City Holdco, Inc.                                       9,088    131,322
*   Penn National Gaming, Inc.                                    1,675     23,082
    Penske Automotive Group, Inc.                                10,995    597,688
*   Perry Ellis International, Inc.                               1,100     25,949
    PetMed Express, Inc.                                          3,207     67,956
    Pier 1 Imports, Inc.                                          9,693     70,468
*   Pinnacle Entertainment, Inc.                                  2,285     35,189
#   Polaris Industries, Inc.                                      9,375    788,156
    Pool Corp.                                                    3,201    337,898
*   Popeyes Louisiana Kitchen, Inc.                               1,467     92,700
*   Potbelly Corp.                                                1,810     23,530
*   Priceline Group, Inc. (The)                                   1,943  3,060,478
    PulteGroup, Inc.                                             33,869    728,522
    PVH Corp.                                                     6,166    578,432
#   Ralph Lauren Corp.                                            4,776    422,342
    RCI Hospitality Holdings, Inc.                                  288      5,054
*   Reading International, Inc. Class A                           1,600     26,160
*   Red Lion Hotels Corp.                                         1,771     14,168
*   Red Robin Gourmet Burgers, Inc.                               1,171     55,681
    Regal Entertainment Group Class A                            13,012    294,852
#   Rent-A-Center, Inc.                                           4,988     44,692
    Ross Stores, Inc.                                            17,990  1,189,319
    Ruth's Hospitality Group, Inc.                                4,263     73,110
    Saga Communications, Inc. Class A                               369     18,561
    Salem Media Group, Inc.                                       1,000      6,100
#*  Sally Beauty Holdings, Inc.                                  11,257    267,917

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Consumer Discretionary -- (Continued)
    Scholastic Corp.                                              4,418 $  202,256
#*  Scientific Games Corp. Class A                                5,334     90,678
#   Scripps Networks Interactive, Inc. Class A                   10,614    808,362
*   Select Comfort Corp.                                          5,045    101,808
*   Sequential Brands Group, Inc.                                 2,082      9,640
#*  Shake Shack, Inc. Class A                                       928     32,768
*   Shiloh Industries, Inc.                                       1,200     14,388
    Shoe Carnival, Inc.                                           2,176     55,640
*   Shutterfly, Inc.                                              3,565    182,991
#   Signet Jewelers, Ltd.                                         7,889    612,739
    Sinclair Broadcast Group, Inc. Class A                       15,150    511,312
#   Sirius XM Holdings, Inc.                                     67,429    318,265
*   Skechers U.S.A., Inc. Class A                                11,099    278,807
#   Sonic Automotive, Inc. Class A                                1,600     37,440
#   Sonic Corp.                                                   3,600     89,640
    Spartan Motors, Inc.                                          3,151     24,893
#*  Sportsman's Warehouse Holdings, Inc.                          2,568     19,106
    Stage Stores, Inc.                                            2,445      6,846
    Standard Motor Products, Inc.                                 1,900     94,753
    Staples, Inc.                                                30,059    276,543
    Starbucks Corp.                                              38,327  2,116,417
    Stein Mart, Inc.                                              5,735     20,990
*   Steven Madden, Ltd.                                           6,894    242,669
*   Stoneridge, Inc.                                              2,300     37,743
#   Sturm Ruger & Co., Inc.                                       2,289    120,745
    Superior Uniform Group, Inc.                                    923     15,709
    Tailored Brands, Inc.                                         2,126     45,178
    Target Corp.                                                 15,300    986,544
*   Taylor Morrison Home Corp. Class A                            4,762     92,383
    TEGNA, Inc.                                                  44,398  1,017,158
#*  Tempur Sealy International, Inc.                              6,815    293,045
*   Tenneco, Inc.                                                 4,755    320,725
#*  Tesla Motors, Inc.                                            1,400    352,702
    Texas Roadhouse, Inc.                                         7,283    339,679
#   Thor Industries, Inc.                                         6,707    694,174
#   Tiffany & Co.                                                10,207    803,495
#*  Tile Shop Holdings, Inc.                                      5,547    105,948
*   Tilly's, Inc. Class A                                           804     10,774
    Time Warner, Inc.                                            48,537  4,700,808
    Time, Inc.                                                   12,882    247,978
    TJX Cos., Inc. (The)                                         27,407  2,053,332
*   Toll Brothers, Inc.                                          25,001    784,031
*   TopBuild Corp.                                                6,968    258,582
    Tower International, Inc.                                     1,600     41,920
    Tractor Supply Co.                                            7,303    538,012
*   Trans World Entertainment Corp.                               1,000      2,750
*   TRI Pointe Group, Inc.                                       27,111    332,652
#*  TripAdvisor, Inc.                                             3,700    195,730
#   tronc, Inc.                                                   4,586     60,810
*   Tuesday Morning Corp.                                         4,976     21,397
#   Tupperware Brands Corp.                                       4,408    266,067
    Twenty-First Century Fox, Inc. Class A                       62,785  1,970,193
    Twenty-First Century Fox, Inc. Class B                       26,093    809,144

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Consumer Discretionary -- (Continued)
*   UCP, Inc. Class A                                                655 $      7,434
*   Ulta Salon Cosmetics & Fragrance, Inc.                         4,101    1,116,620
#*  Under Armour, Inc. Class A                                     8,200      176,218
*   Under Armour, Inc. Class C                                     5,736      110,246
*   Unifi, Inc.                                                    2,214       59,534
*   Universal Electronics, Inc.                                    1,355       80,623
*   Urban Outfitters, Inc.                                        13,676      362,961
*   Vera Bradley, Inc.                                             4,500       51,570
#   Viacom, Inc. Class A                                           1,336       60,454
    Viacom, Inc. Class B                                          29,886    1,259,396
*   Vince Holding Corp.                                            2,000        6,100
*   Vista Outdoor, Inc.                                            5,989      172,543
*   Visteon Corp.                                                  2,421      216,849
#*  Vitamin Shoppe, Inc.                                           1,139       24,659
*   VOXX International Corp.                                       2,400       10,080
    Walt Disney Co. (The)                                         58,151    6,434,408
*   WCI Communities, Inc.                                            104        2,434
    Wendy's Co. (The)                                             31,852      430,958
*   West Marine, Inc.                                              1,791       16,603
    Weyco Group, Inc.                                                906       25,531
    Whirlpool Corp.                                                7,600    1,329,164
#*  William Lyon Homes Class A                                     4,817       85,020
#   Williams-Sonoma, Inc.                                         12,261      591,103
    Winmark Corp.                                                    415       45,961
#   Winnebago Industries, Inc.                                     3,145       98,753
    Wolverine World Wide, Inc.                                     9,755      229,145
    World Wrestling Entertainment, Inc. Class A                    3,331       65,221
    Wyndham Worldwide Corp.                                        4,101      324,225
    Wynn Resorts, Ltd.                                             4,293      435,439
*   ZAGG, Inc.                                                     2,300       15,410
#*  Zumiez, Inc.                                                   2,738       54,897
                                                                         ------------
Total Consumer Discretionary                                              156,408,220
                                                                         ------------
Consumer Staples -- (6.2%)
    Andersons, Inc. (The)                                          3,239      122,272
*   Avon Products, Inc.                                           69,117      405,717
#   B&G Foods, Inc.                                                4,822      213,856
*   Blue Buffalo Pet Products, Inc.                                6,181      149,889
#*  Boston Beer Co., Inc. (The) Class A                              553       84,996
    Brown-Forman Corp. Class A                                     4,065      190,161
#   Brown-Forman Corp. Class B                                     9,290      423,624
#   Calavo Growers, Inc.                                           1,114       61,604
#   Casey's General Stores, Inc.                                   5,989      688,136
#*  Central Garden & Pet Co.                                         983       32,291
*   Central Garden & Pet Co. Class A                               2,455       75,565
#*  Chefs' Warehouse, Inc. (The)                                     900       15,030
    Church & Dwight Co., Inc.                                      7,000      316,540
    Clorox Co. (The)                                               6,880      825,600
    Coca-Cola Bottling Co. Consolidated                            1,099      185,555
    Coca-Cola Co. (The)                                          149,443    6,212,345
    Colgate-Palmolive Co.                                         30,603    1,976,342
    Constellation Brands, Inc. Class A                             5,780      865,613
    Costco Wholesale Corp.                                        24,701    4,049,729

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Consumer Staples -- (Continued)
#   Coty, Inc. Class A                                           30,704 $  589,517
*   Craft Brew Alliance, Inc.                                     2,667     40,538
    CVS Health Corp.                                             65,194  5,137,939
    Dr Pepper Snapple Group, Inc.                                11,369  1,036,853
*   Edgewell Personal Care Co.                                    8,392    661,625
    Estee Lauder Cos., Inc. (The) Class A                        10,528    854,979
*   Farmer Brothers Co.                                             936     32,573
#*  Hain Celestial Group, Inc. (The)                             11,454    453,120
#*  Herbalife, Ltd.                                              10,500    590,100
*   HRG Group, Inc.                                              18,451    310,530
    Ingles Markets, Inc. Class A                                  1,743     78,871
    Inter Parfums, Inc.                                           4,910    167,431
    J&J Snack Foods Corp.                                         1,094    139,561
    JM Smucker Co. (The)                                          8,894  1,208,250
    John B. Sanfilippo & Son, Inc.                                  549     36,119
    Kellogg Co.                                                   2,249    163,525
    Kraft Heinz Co. (The)                                        10,774    962,010
    Kroger Co. (The)                                             39,574  1,343,933
    Lancaster Colony Corp.                                        1,914    250,830
*   Landec Corp.                                                  1,591     20,047
*   Lifeway Foods, Inc.                                           1,074     11,567
    Limoneira Co.                                                 1,038     17,646
#   McCormick & Co., Inc. Non-Voting                              7,046    673,245
    McCormick & Co., Inc. Voting                                    200     19,100
    Mead Johnson Nutrition Co.                                    7,428    523,377
    Medifast, Inc.                                                2,575    108,588
    Molson Coors Brewing Co. Class B                              3,646    351,912
*   Monster Beverage Corp.                                       10,827    461,230
    National Beverage Corp.                                       2,397    120,305
*   Natural Alternatives International, Inc.                      1,014     11,560
    Natural Health Trends Corp.                                     187      4,690
    Nature's Sunshine Products, Inc.                                500      6,375
    Nu Skin Enterprises, Inc. Class A                            11,419    592,418
    Nutraceutical International Corp.                             1,020     34,170
    Oil-Dri Corp. of America                                        489     16,455
*   Omega Protein Corp.                                           1,423     35,504
#   Orchids Paper Products Co.                                    1,044     28,512
    PepsiCo, Inc.                                                36,071  3,743,448
*   Performance Food Group Co.                                    4,521    100,140
    Pinnacle Foods, Inc.                                          4,058    215,845
#*  Post Holdings, Inc.                                           4,191    350,703
#   PriceSmart, Inc.                                              3,121    264,349
*   Primo Water Corp.                                             2,291     29,600
    Procter & Gamble Co. (The)                                   75,497  6,613,537
*   Revlon, Inc. Class A                                          6,086    203,577
*   Rite Aid Corp.                                               18,583    104,436
*   Seaboard Corp.                                                   19     73,150
*   Seneca Foods Corp. Class A                                      504     18,068
#*  Smart & Final Stores, Inc.                                    6,195     88,898
    Snyder's-Lance, Inc.                                          5,197    199,461
    SpartanNash Co.                                               4,418    167,265
#   Spectrum Brands Holdings, Inc.                                1,399    186,613
#*  Sprouts Farmers Market, Inc.                                  5,500    102,685

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ -----------
Consumer Staples -- (Continued)
*   SUPERVALU, Inc.                                              33,206 $   130,167
    Sysco Corp.                                                  26,410   1,385,468
#   Tootsie Roll Industries, Inc.                                 1,429      53,516
#*  TreeHouse Foods, Inc.                                         2,815     213,602
*   United Natural Foods, Inc.                                    6,111     279,273
#*  USANA Health Sciences, Inc.                                   4,982     310,379
    Village Super Market, Inc. Class A                            1,201      36,378
    Wal-Mart Stores, Inc.                                        80,858   5,396,463
    Walgreens Boots Alliance, Inc.                               46,806   3,835,284
    WD-40 Co.                                                       567      59,620
    Weis Markets, Inc.                                            2,856     169,761
*   WhiteWave Foods Co. (The)                                     6,063     333,829
    Whole Foods Market, Inc.                                     26,576     803,127
                                                                        -----------
Total Consumer Staples                                                   59,458,512
                                                                        -----------
Energy -- (2.4%)
    Alon USA Energy, Inc.                                         8,878      99,966
    Archrock, Inc.                                                5,588      81,585
    Baker Hughes, Inc.                                           20,778   1,310,676
    Bristow Group, Inc.                                           5,575      98,455
    Cheniere Energy Partners L.P. Holdings LLC                    2,900      66,265
*   Cheniere Energy, Inc.                                           900      42,885
*   Clean Energy Fuels Corp.                                      9,924      25,703
*   Contango Oil & Gas Co.                                          870       7,047
#   Core Laboratories NV                                          6,756     789,303
*   Dawson Geophysical Co.                                        2,475      19,602
    Delek US Holdings, Inc.                                       8,802     197,165
#   DHT Holdings, Inc.                                            1,736       8,142
*   Diamond Offshore Drilling, Inc.                              12,360     202,457
#*  Dorian LPG, Ltd.                                              1,061      12,000
#*  Dril-Quip, Inc.                                               5,700     354,540
    Ensco P.L.C. Class A                                         27,100     295,932
*   Era Group, Inc.                                               2,030      31,790
    Evolution Petroleum Corp.                                     2,234      19,436
*   Exterran Corp.                                                4,635     143,778
*   Fairmount Santrol Holdings, Inc.                                201       2,517
#*  Forum Energy Technologies, Inc.                              14,177     307,641
    Frank's International NV                                     10,926     129,364
#*  Geospace Technologies Corp.                                     400       9,336
    Green Plains, Inc.                                            5,254     118,215
    Gulf Island Fabrication, Inc.                                 1,300      18,070
*   Helix Energy Solutions Group, Inc.                           21,784     184,728
#   Helmerich & Payne, Inc.                                       5,399     384,193
#   HollyFrontier Corp.                                          19,460     563,756
    Marathon Petroleum Corp.                                     26,787   1,287,115
*   Matrix Service Co.                                            3,977      89,085
*   McDermott International, Inc.                                33,685     272,848
    Nabors Industries, Ltd.                                      31,682     514,832
#   National Oilwell Varco, Inc.                                 25,726     972,700
*   Natural Gas Services Group, Inc.                              2,367      67,933
*   Newpark Resources, Inc.                                      13,568     102,438
#   Nordic American Tankers, Ltd.                                    60         518
    Oceaneering International, Inc.                              12,659     352,553

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ -----------
Energy -- (Continued)
*   Oil States International, Inc.                                7,582 $   299,489
#   ONEOK, Inc.                                                  16,069     885,563
*   Pacific Ethanol, Inc.                                         2,589      18,382
    Panhandle Oil and Gas, Inc. Class A                           1,703      37,466
#*  Par Pacific Holdings, Inc.                                    2,193      31,864
*   Parker Drilling Co.                                          13,200      33,660
#   Patterson-UTI Energy, Inc.                                   16,574     464,735
    PBF Energy, Inc. Class A                                     16,364     379,481
*   PHI, Inc. Non-Voting                                          1,571      24,900
    Phillips 66                                                  14,861   1,212,955
*   Pioneer Energy Services Corp.                                 8,175      51,503
#*  Renewable Energy Group, Inc.                                  6,490      56,463
*   REX American Resources Corp.                                    900      74,727
*   RigNet, Inc.                                                  1,226      24,214
#*  Ring Energy, Inc.                                             2,296      30,307
#*  Rowan Cos. P.L.C. Class A                                    17,552     314,532
#   RPC, Inc.                                                     9,333     200,846
    Schlumberger, Ltd.                                           47,757   3,997,738
    Scorpio Tankers, Inc.                                        22,965      87,956
*   SEACOR Holdings, Inc.                                         2,585     190,178
    SemGroup Corp. Class A                                          300      11,910
    Ship Finance International, Ltd.                              2,689      40,335
    Superior Energy Services, Inc.                               17,834     315,127
    Targa Resources Corp.                                           900      51,858
#*  TechnipFMC P.L.C.                                            24,477     822,917
#*  Tesco Corp.                                                   6,566      56,468
    Tesoro Corp.                                                 15,578   1,259,481
*   TETRA Technologies, Inc.                                     10,854      53,836
*   Transocean, Ltd.                                             18,462     257,914
    US Silica Holdings, Inc.                                      4,144     245,076
    Valero Energy Corp.                                          23,338   1,534,707
    Western Refining, Inc.                                       17,318     606,303
*   Willbros Group, Inc.                                          3,895      11,802
    World Fuel Services Corp.                                     9,110     405,213
                                                                        -----------
Total Energy                                                             23,274,475
                                                                        -----------
Financials -- (17.1%)
    1st Source Corp.                                              2,410     108,715
    A-Mark Precious Metals, Inc.                                    800      15,176
#   Access National Corp.                                         1,164      31,056
    ACNB Corp.                                                      674      20,220
*   Affiliated Managers Group, Inc.                               5,662     862,662
    Aflac, Inc.                                                  23,210   1,624,468
*   Alleghany Corp.                                               1,084     662,942
    Allied World Assurance Co. Holdings AG                        9,125     484,811
    Allstate Corp. (The)                                         16,026   1,205,315
    Ally Financial, Inc.                                         49,641   1,048,418
#*  Ambac Financial Group, Inc.                                   4,904     102,592
    American Equity Investment Life Holding Co.                  16,565     390,934
    American Express Co.                                         44,013   3,361,713
    American Financial Group, Inc.                                9,145     788,025
    American International Group, Inc.                           56,720   3,644,827
    American National Bankshares, Inc.                            1,000      35,500

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Financials -- (Continued)
    American National Insurance Co.                                2,680 $  312,461
    Ameriprise Financial, Inc.                                    16,251  1,824,500
    Ameris Bancorp                                                 3,724    167,952
    AMERISAFE, Inc.                                                2,556    161,156
    AmeriServ Financial, Inc.                                      3,000     11,850
    AmTrust Financial Services, Inc.                              25,092    662,178
*   Arch Capital Group, Ltd.                                       7,052    623,044
    Argo Group International Holdings, Ltd.                        4,195    268,270
    Arrow Financial Corp.                                          1,610     56,833
#   Arthur J Gallagher & Co.                                      18,501    995,909
#   Artisan Partners Asset Management, Inc. Class A                5,136    148,687
    Aspen Insurance Holdings, Ltd.                                 7,731    436,028
    Associated Banc-Corp                                          14,008    354,402
    Assurant, Inc.                                                 6,747    655,336
    Assured Guaranty, Ltd.                                        16,783    653,027
*   Asta Funding, Inc.                                               300      3,060
    Astoria Financial Corp.                                        9,636    182,217
*   Atlas Financial Holdings, Inc.                                 1,019     17,323
    Axis Capital Holdings, Ltd.                                    4,657    298,095
    Baldwin & Lyons, Inc. Class B                                  1,722     41,328
    Banc of California, Inc.                                       4,926     77,831
    BancFirst Corp.                                                1,885    177,850
*   Bancorp, Inc. (The)                                            5,680     34,023
    BancorpSouth, Inc.                                             7,717    229,195
    Bank Mutual Corp.                                              5,192     49,584
    Bank of America Corp.                                        201,609  4,564,428
#   Bank of Hawaii Corp.                                           4,768    409,619
    Bank of Marin Bancorp                                            819     55,037
    Bank of New York Mellon Corp. (The)                           21,923    980,616
#   Bank of the Ozarks, Inc.                                      12,579    690,210
    BankFinancial Corp.                                            1,550     20,879
    BankUnited, Inc.                                              10,970    419,054
    Banner Corp.                                                   3,334    187,104
    Bar Harbor Bankshares                                            904     39,170
    BB&T Corp.                                                    16,886    779,964
    Bear State Financial, Inc.                                     1,200     12,084
    Beneficial Bancorp, Inc.                                       9,276    165,577
    Berkshire Hills Bancorp, Inc.                                  3,629    128,467
    BGC Partners, Inc. Class A                                    35,530    393,317
    BlackRock, Inc.                                                4,859  1,817,169
    Blue Hills Bancorp, Inc.                                       2,926     55,594
    BNC Bancorp                                                    5,279    186,085
#*  BofI Holding, Inc.                                             3,360     99,120
    BOK Financial Corp.                                            3,928    323,039
    Boston Private Financial Holdings, Inc.                        9,686    159,819
    Bridge Bancorp, Inc.                                             933     33,728
    Brookline Bancorp, Inc.                                        8,465    133,324
    Brown & Brown, Inc.                                           21,376    900,571
    Bryn Mawr Bank Corp.                                           2,102     84,185
*   BSB Bancorp, Inc.                                                528     14,652
    Camden National Corp.                                          1,950     80,886
#   Capital Bank Financial Corp. Class A                           3,145    123,913
    Capital City Bank Group, Inc.                                  2,327     48,146

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Financials -- (Continued)
    Capital One Financial Corp.                                  17,844 $1,559,387
    Capitol Federal Financial, Inc.                              18,190    281,035
    Cardinal Financial Corp.                                      3,831    120,140
    Carolina Financial Corp.                                      1,497     44,835
*   Cascade Bancorp                                               8,652     68,956
    Cathay General Bancorp                                        6,629    241,561
    CBOE Holdings, Inc.                                           6,776    539,505
    CenterState Banks, Inc.                                       6,044    147,413
    Central Pacific Financial Corp.                               3,622    113,477
    Central Valley Community Bancorp                                952     19,259
    Charles Schwab Corp. (The)                                   28,455  1,173,484
    Charter Financial Corp.                                       1,710     29,378
    Chemical Financial Corp.                                      6,373    315,017
    Chubb, Ltd.                                                  19,033  2,502,649
    Cincinnati Financial Corp.                                    7,295    514,881
    CIT Group, Inc.                                              13,421    552,811
    Citigroup, Inc.                                              97,818  5,461,179
    Citizens & Northern Corp.                                     1,544     36,685
    Citizens Financial Group, Inc.                               22,403    810,317
#*  Citizens, Inc.                                                4,745     43,939
#   City Holding Co.                                              1,696    110,393
    Clifton Bancorp, Inc.                                         2,650     41,128
    CME Group, Inc.                                              11,258  1,363,119
    CNB Financial Corp.                                           2,020     47,389
    CNO Financial Group, Inc.                                     7,390    139,745
    CoBiz Financial, Inc.                                         4,711     82,537
    Codorus Valley Bancorp, Inc.                                    735     18,867
    Cohen & Steers, Inc.                                          6,402    223,366
    Columbia Banking System, Inc.                                 6,778    269,493
    Commerce Bancshares, Inc.                                     9,687    547,606
#   Community Bank System, Inc.                                   5,158    301,021
    Community Trust Bancorp, Inc.                                 2,070     95,738
    ConnectOne Bancorp, Inc.                                      3,631     89,686
*   Consumer Portfolio Services, Inc.                             2,632     12,581
    Crawford & Co. Class A                                        2,485     22,961
#   Crawford & Co. Class B                                        3,005     36,421
#*  Credit Acceptance Corp.                                       2,157    442,789
*   CU Bancorp                                                    1,711     62,024
#   Cullen/Frost Bankers, Inc.                                    5,685    508,239
*   Customers Bancorp, Inc.                                       3,572    123,091
#   CVB Financial Corp.                                          12,442    280,443
    Diamond Hill Investment Group, Inc.                             552    111,614
    Dime Community Bancshares, Inc.                               4,637     99,232
    Discover Financial Services                                  23,399  1,621,083
    Donegal Group, Inc. Class A                                   3,292     54,219
*   Donnelley Financial Solutions, Inc.                           3,620     87,170
*   E*TRADE Financial Corp.                                      17,999    674,063
*   Eagle Bancorp, Inc.                                           3,101    189,936
    East West Bancorp, Inc.                                      10,139    521,550
    Eaton Vance Corp.                                            21,321    893,990
*   eHealth, Inc.                                                 1,842     22,583
    EMC Insurance Group, Inc.                                     2,705     78,851
    Employers Holdings, Inc.                                      4,319    157,428

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                        SHARES  VALUE+
                                                                        ------ --------
Financials -- (Continued)
#*         Encore Capital Group, Inc.                                    1,237 $ 38,285
           Endurance Specialty Holdings, Ltd.                            8,956  830,132
*          Enova International, Inc.                                     4,918   69,344
*          Enstar Group, Ltd.                                            2,788  539,896
           Enterprise Bancorp, Inc.                                        400   13,444
           Enterprise Financial Services Corp.                           2,311   96,253
           Erie Indemnity Co. Class A                                    1,656  185,654
           ESSA Bancorp, Inc.                                            1,868   29,570
*          Essent Group, Ltd.                                           10,066  347,982
           EverBank Financial Corp.                                      2,729   53,024
           Evercore Partners, Inc. Class A                               6,170  477,866
           Everest Re Group, Ltd.                                        4,344  955,376
*          Ezcorp, Inc. Class A                                          7,270   71,973
#          FactSet Research Systems, Inc.                                2,107  364,616
           Farmers Capital Bank Corp.                                      938   34,847
           Farmers National Banc Corp.                                   1,526   19,228
           FBL Financial Group, Inc. Class A                               800   55,840
*          FCB Financial Holdings, Inc. Class A                          4,256  199,819
           Federal Agricultural Mortgage Corp. Class C                     638   35,511
#          Federated Investors, Inc. Class B                            13,798  358,886
           Federated National Holding Co.                                1,868   34,259
#          Fidelity & Guaranty Life                                        706   16,909
           Fidelity Southern Corp.                                       3,083   71,680
           Fifth Third Bancorp                                          28,644  747,608
#          Financial Engines, Inc.                                       3,985  153,622
           Financial Institutions, Inc.                                  1,693   55,784
           First American Financial Corp.                               13,312  500,265
*          First BanCorp(318672706)                                     20,613  138,519
           First Bancorp(318910106)                                      2,841   83,156
           First Bancorp, Inc.                                           1,214   32,778
           First Busey Corp.                                             3,743  109,483
           First Business Financial Services, Inc.                         900   21,807
           First Citizens BancShares, Inc. Class A                       1,148  421,018
           First Commonwealth Financial Corp.                           10,229  144,433
           First Community Bancshares, Inc.                              2,068   60,179
           First Connecticut Bancorp, Inc.                               1,506   34,111
           First Defiance Financial Corp.                                  822   39,834
           First Financial Bancorp                                       7,253  199,820
#          First Financial Bankshares, Inc.                              6,862  292,664
           First Financial Corp.                                           822   39,744
           First Financial Northwest, Inc.                               1,300   26,975
*          First Foundation, Inc.                                        3,886   56,347
#          First Horizon National Corp.                                 25,301  506,020
           First Interstate BancSystem, Inc. Class A                     2,621  107,854
           First Merchants Corp.                                         4,622  177,161
           First Mid-Illinois Bancshares, Inc.                             350   11,029
           First Midwest Bancorp, Inc.                                   9,322  226,338
           First of Long Island Corp. (The)                              2,544   68,942
(degrees)* First Place Financial Corp.                                     400       --
           First Republic Bank                                           9,941  937,735
           FirstCash, Inc.                                               5,162  220,417
*          Flagstar Bancorp, Inc.                                        6,001  154,646
           Flushing Financial Corp.                                      3,493   95,010

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Financials -- (Continued)
#   FNB Corp.                                                    19,736 $  294,856
#   FNF Group                                                    20,317    718,409
*   FNFV Group                                                    5,646     73,398
*   Franklin Financial Network, Inc.                                968     37,316
    Franklin Resources, Inc.                                     16,707    663,936
    Fulton Financial Corp.                                       16,927    308,071
    Gain Capital Holdings, Inc.                                   6,006     45,105
    GAMCO Investors, Inc. Class A                                 1,401     40,909
*   Genworth Financial, Inc. Class A                             36,151    121,467
    German American Bancorp, Inc.                                 1,054     50,581
    Glacier Bancorp, Inc.                                         8,483    301,401
*   Global Indemnity, Ltd.                                        1,893     74,792
    Goldman Sachs Group, Inc. (The)                              12,530  2,873,380
    Great Southern Bancorp, Inc.                                  1,645     82,332
    Great Western Bancorp, Inc.                                   5,230    223,582
*   Green Bancorp, Inc.                                           2,075     35,586
*   Green Dot Corp. Class A                                       6,531    175,031
    Greenhill & Co., Inc.                                         2,944     86,995
*   Greenlight Capital Re, Ltd. Class A                           5,732    129,543
    Guaranty Bancorp                                              2,905     70,301
*   Hallmark Financial Services, Inc.                             1,500     16,410
    Hancock Holding Co.                                           7,947    364,370
    Hanmi Financial Corp.                                         3,853    127,727
    Hanover Insurance Group, Inc. (The)                           4,694    394,014
    Hartford Financial Services Group, Inc. (The)                18,872    919,255
    Hawthorn Bancshares, Inc.                                       545     10,546
    HCI Group, Inc.                                               1,344     55,588
    Heartland Financial USA, Inc.                                 2,970    138,996
    Hennessy Advisors, Inc.                                         845     23,499
    Heritage Commerce Corp.                                       3,641     51,120
    Heritage Financial Corp.                                      3,465     88,358
    Heritage Insurance Holdings, Inc.                             2,223     31,522
    Heritage Oaks Bancorp                                         3,246     43,951
    Hilltop Holdings, Inc.                                       10,662    291,926
    Hingham Institution for Savings                                 221     42,739
    Home Bancorp, Inc.                                              196      6,972
    Home BancShares, Inc.                                        15,210    409,757
*   HomeStreet, Inc.                                              2,935     76,897
*   HomeTrust Bancshares, Inc.                                    1,907     47,198
    Hope Bancorp, Inc.                                           15,278    319,463
    Horace Mann Educators Corp.                                   3,051    126,159
    Horizon Bancorp                                               2,581     66,151
    Iberiabank Corp.                                              4,054    333,036
    Independence Holding Co.                                        479      9,532
    Independent Bank Corp.                                        2,960    184,556
    Independent Bank Group, Inc.                                  1,970    122,436
    Interactive Brokers Group, Inc. Class A                      10,171    379,785
    Intercontinental Exchange, Inc.                              17,354  1,012,779
    International Bancshares Corp.                                7,914    293,609
*   INTL. FCStone, Inc.                                           2,279     84,050
    Invesco, Ltd.                                                37,114  1,073,337
    Investment Technology Group, Inc.                             3,576     71,949
#   Investors Bancorp, Inc.                                      31,236    448,237

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Financials -- (Continued)
    Investors Title Co.                                               67 $    8,142
    James River Group Holdings, Ltd.                               3,709    147,062
    Janus Capital Group, Inc.                                     28,181    352,262
    JPMorgan Chase & Co.                                         109,749  9,288,058
*   KCG Holdings, Inc. Class A                                    10,200    142,494
    Kearny Financial Corp.                                         9,130    139,233
    Kemper Corp.                                                   9,696    418,867
    KeyCorp                                                       26,684    479,511
#   Kingstone Cos., Inc.                                           1,394     16,658
#*  Ladenburg Thalmann Financial Services, Inc.                   19,449     44,733
    Lakeland Bancorp, Inc.                                         4,984     92,453
    Lakeland Financial Corp.                                       2,134     94,792
    LegacyTexas Financial Group, Inc.                              5,577    230,442
#   Legg Mason, Inc.                                              15,028    476,237
#*  LendingTree, Inc.                                                572     64,007
    Lincoln National Corp.                                        16,245  1,096,700
    Loews Corp.                                                   22,122  1,030,443
    LPL Financial Holdings, Inc.                                  14,135    555,505
    M&T Bank Corp.                                                 4,448    723,111
    Macatawa Bank Corp.                                            3,313     33,859
    Maiden Holdings, Ltd.                                         13,773    244,471
    MainSource Financial Group, Inc.                               2,471     81,197
    Manning & Napier, Inc.                                         1,200      8,340
*   Markel Corp.                                                     672    621,600
    MarketAxess Holdings, Inc.                                     2,500    468,125
    Marlin Business Services Corp.                                 1,642     37,684
    Marsh & McLennan Cos., Inc.                                   18,859  1,282,789
    MB Financial, Inc.                                             7,693    342,569
*   MBIA, Inc.                                                     3,063     31,243
    MBT Financial Corp.                                            2,535     27,378
    Mercantile Bank Corp.                                          1,891     61,079
    Merchants Bancshares, Inc.                                       833     42,483
#   Mercury General Corp.                                          6,121    387,153
    Meridian Bancorp, Inc.                                         6,129    115,532
    Meta Financial Group, Inc.                                     1,090     95,757
    MetLife, Inc.                                                 51,618  2,808,535
*   MGIC Investment Corp.                                          3,341     35,582
#   Middleburg Financial Corp.                                       787     27,026
#   MidSouth Bancorp, Inc.                                           627      9,060
    MidWestOne Financial Group, Inc.                               1,209     42,690
    Moelis & Co. Class A                                           2,113     72,053
#   Moody's Corp.                                                  8,179    847,917
    Morgan Stanley                                                51,968  2,208,120
    Morningstar, Inc.                                              4,495    342,294
    MSCI, Inc.                                                     5,234    433,113
    MutualFirst Financial, Inc.                                      477     14,906
    Nasdaq, Inc.                                                  12,731    898,045
    National Bank Holdings Corp. Class A                           3,178    103,285
#   National Bankshares, Inc.                                        229      9,973
    National General Holdings Corp.                               18,458    452,036
    National Western Life Group, Inc. Class A                        247     72,408
#*  Nationstar Mortgage Holdings, Inc.                             1,045     18,956
    Navient Corp.                                                 49,070    738,013

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Financials -- (Continued)
    Navigators Group, Inc. (The)                                  3,552 $  199,445
    NBT Bancorp, Inc.                                             5,104    207,937
    Nelnet, Inc. Class A                                          3,806    186,608
#   New York Community Bancorp, Inc.                             16,406    249,207
*   NewStar Financial, Inc.                                       4,932     43,796
*   NMI Holdings, Inc. Class A                                    4,106     44,345
    Northeast Bancorp                                             1,100     15,620
    Northern Trust Corp.                                          6,303    522,897
    Northfield Bancorp, Inc.                                      5,016     90,539
    Northrim BanCorp, Inc.                                          383     10,820
    Northwest Bancshares, Inc.                                   11,639    198,678
    OceanFirst Financial Corp.                                    2,475     70,315
    OFG Bancorp                                                   5,101     67,588
    Old Line Bancshares, Inc.                                     1,100     29,491
    Old National Bancorp.                                        14,406    255,706
    Old Republic International Corp.                             33,799    703,019
    Old Second Bancorp, Inc.                                      1,641     17,723
    OM Asset Management P.L.C.                                   13,182    185,866
    OneBeacon Insurance Group, Ltd. Class A                       3,535     57,373
#*  OneMain Holdings, Inc.                                       13,421    300,362
    Oppenheimer Holdings, Inc. Class A                            2,150     36,765
    Opus Bank                                                     3,259     66,321
    Oritani Financial Corp.                                       5,506     95,529
    Orrstown Financial Services, Inc.                             1,170     25,682
    Pacific Continental Corp.                                     2,176     53,965
*   Pacific Mercantile Bancorp                                    1,500     10,725
*   Pacific Premier Bancorp, Inc.                                 2,957    116,358
    PacWest Bancorp                                               8,296    459,598
    Park National Corp.                                             761     84,311
    Park Sterling Corp.                                           6,739     78,846
    Peapack Gladstone Financial Corp.                             1,838     55,517
#   Penns Woods Bancorp, Inc.                                       569     26,288
*   PennyMac Financial Services, Inc. Class A                     3,146     53,167
#   People's United Financial, Inc.                              14,318    268,462
    People's Utah Bancorp                                         1,091     27,548
    Peoples Bancorp, Inc.                                         1,924     59,740
#   Peoples Financial Services Corp.                                500     21,500
*   PHH Corp.                                                     5,942     86,634
    Pinnacle Financial Partners, Inc.                             4,931    329,637
*   Piper Jaffray Cos.                                              400     28,200
    PJT Partners, Inc. Class A                                      502     15,939
    Popular, Inc.                                                 9,371    416,354
#*  PRA Group, Inc.                                               6,390    254,322
    Preferred Bank                                                1,425     78,959
    Premier Financial Bancorp, Inc.                               1,293     23,688
#   Primerica, Inc.                                              10,330    779,398
    Principal Financial Group, Inc.                              22,580  1,289,092
    PrivateBancorp, Inc.                                          7,310    399,565
    ProAssurance Corp.                                            5,843    317,859
    Progressive Corp. (The)                                      22,300    834,912
    Prosperity Bancshares, Inc.                                   6,242    453,356
    Provident Financial Holdings, Inc.                              990     18,345
    Provident Financial Services, Inc.                            7,804    206,572

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Financials -- (Continued)
    Prudential Bancorp, Inc.                                        879 $   15,409
    Prudential Financial, Inc.                                   23,758  2,497,203
    Pzena Investment Management, Inc. Class A                     2,038     20,360
    QCR Holdings, Inc.                                            1,402     58,814
    Radian Group, Inc.                                            1,600     29,440
    Raymond James Financial, Inc.                                 9,328    698,947
*   Regional Management Corp.                                     1,439     35,989
    Regions Financial Corp.                                      73,994  1,066,254
    Reinsurance Group of America, Inc.                            4,521    567,250
    RenaissanceRe Holdings, Ltd.                                  5,659    771,435
    Renasant Corp.                                                5,232    208,234
    Republic Bancorp, Inc. Class A                                2,095     72,592
    RLI Corp.                                                     4,094    243,265
    S&P Global, Inc.                                             11,976  1,439,276
    S&T Bancorp, Inc.                                             4,021    151,270
*   Safeguard Scientifics, Inc.                                   4,109     49,513
    Safety Insurance Group, Inc.                                  2,126    152,434
    Sandy Spring Bancorp, Inc.                                    2,871    117,625
*   Santander Consumer USA Holdings, Inc.                        34,283    453,221
*   Seacoast Banking Corp. of Florida                             4,265     92,892
    SEI Investments Co.                                           8,129    394,338
#   Selective Insurance Group, Inc.                               8,056    335,935
#   ServisFirst Bancshares, Inc.                                  5,096    204,044
    Shore Bancshares, Inc.                                        1,200     19,308
    SI Financial Group, Inc.                                        863     12,988
    Sierra Bancorp                                                1,779     47,606
*   Signature Bank                                                3,825    602,514
    Silvercrest Asset Management Group, Inc. Class A                200      2,780
    Simmons First National Corp. Class A                          3,598    216,420
*   SLM Corp.                                                    63,026    748,749
    South State Corp.                                             3,102    277,319
*   Southern First Bancshares, Inc.                                 700     24,780
    Southern Missouri Bancorp, Inc.                                 700     23,562
    Southern National Bancorp of Virginia, Inc.                   1,339     21,464
    Southside Bancshares, Inc.                                    3,118    106,511
    Southwest Bancorp, Inc.                                       2,500     69,250
    State Auto Financial Corp.                                    4,621    116,726
    State Bank Financial Corp.                                    3,885    102,719
    State National Cos., Inc.                                     4,700     64,672
    State Street Corp.                                            9,640    734,568
    Sterling Bancorp                                             14,381    342,987
    Stewart Information Services Corp.                            3,290    143,707
*   Stifel Financial Corp.                                        6,165    310,284
    Stock Yards Bancorp, Inc.                                     2,229     99,859
    Stonegate Bank                                                1,474     67,082
    Suffolk Bancorp                                               1,022     42,331
    Sun Bancorp, Inc.                                             2,176     54,400
    SunTrust Banks, Inc.                                         16,341    928,496
#*  SVB Financial Group                                           3,600    620,028
    Synchrony Financial                                          42,151  1,509,849
#   Synovus Financial Corp.                                      13,381    557,720
    T Rowe Price Group, Inc.                                     16,548  1,115,997
    TCF Financial Corp.                                          21,156    367,057

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Financials -- (Continued)
    TD Ameritrade Holding Corp.                                  10,956 $  505,619
    Territorial Bancorp, Inc.                                       953     30,182
*   Texas Capital Bancshares, Inc.                                5,180    427,350
    TFS Financial Corp.                                           8,467    148,088
*   Third Point Reinsurance, Ltd.                                 3,100     35,495
    Timberland Bancorp, Inc.                                        618     12,922
#   Tompkins Financial Corp.                                      1,531    138,632
    Torchmark Corp.                                              12,445    915,205
    Towne Bank                                                    7,246    233,321
    Travelers Cos., Inc. (The)                                   18,154  2,138,178
    Trico Bancshares                                              2,693     99,291
*   TriState Capital Holdings, Inc.                               3,298     73,216
*   Triumph Bancorp, Inc.                                           420     11,361
    TrustCo Bank Corp. NY                                        10,792     90,653
#   Trustmark Corp.                                               7,907    265,833
    U.S. Bancorp.                                                 3,400    179,010
    UMB Financial Corp.                                           4,438    342,347
    Umpqua Holdings Corp.                                        19,599    358,858
    Union Bankshares Corp.                                        4,638    170,493
#   United Bankshares, Inc.                                       7,601    340,525
    United Community Banks, Inc.                                  7,455    209,709
    United Community Financial Corp.                              6,179     52,583
    United Financial Bancorp, Inc.                                5,822    105,087
    United Fire Group, Inc.                                       3,668    173,130
    United Insurance Holdings Corp.                               2,928     40,026
    Universal Insurance Holdings, Inc.                            3,017     78,895
    Univest Corp. of Pennsylvania                                 2,728     76,793
    Unum Group                                                   18,102    822,374
    Validus Holdings, Ltd.                                       13,376    762,432
#   Valley National Bancorp                                      21,157    256,211
*   Veritex Holdings, Inc.                                        1,100     29,876
#   Virtus Investment Partners, Inc.                              1,133    123,497
    Voya Financial, Inc.                                         10,208    410,566
#   Waddell & Reed Financial, Inc. Class A                       11,502    207,611
*   Walker & Dunlop, Inc.                                         3,737    117,379
    Washington Federal, Inc.                                      4,465    146,675
    Washington Trust Bancorp, Inc.                                1,605     87,473
    WashingtonFirst Bankshares, Inc.                                630     17,546
    Waterstone Financial, Inc.                                    3,104     56,182
    Webster Financial Corp.                                       9,954    522,784
    Wells Fargo & Co.                                            99,742  5,618,467
    WesBanco, Inc.                                                4,981    206,712
    West Bancorporation, Inc.                                     2,622     59,782
#   Westamerica Bancorporation                                      618     35,072
*   Western Alliance Bancorp                                     11,406    563,228
    Western New England Bancorp, Inc.                             2,300     22,310
    Westwood Holdings Group, Inc.                                 1,098     61,400
    White Mountains Insurance Group, Ltd.                           590    536,758
    Willis Towers Watson P.L.C.                                   9,611  1,202,624
    Wintrust Financial Corp.                                      5,607    401,461
#*  WMIH Corp.                                                    5,250      8,138
*   World Acceptance Corp.                                          400     19,628
#   WR Berkley Corp.                                              9,506    638,898

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------ ------------
Financials -- (Continued)
    WSFS Financial Corp.                                          3,319 $    150,351
    XL Group, Ltd.                                               19,062      716,159
    Zions Bancorporation                                         10,295      434,346
                                                                        ------------
Total Financials                                                         163,740,827
                                                                        ------------
Health Care -- (11.5%)
#   Abaxis, Inc.                                                  2,042      104,050
    Abbott Laboratories                                          10,645      444,642
    AbbVie, Inc.                                                 71,450    4,366,309
*   ABIOMED, Inc.                                                 1,792      190,615
*   ACADIA Pharmaceuticals, Inc.                                  4,751      164,337
#*  Accuray, Inc.                                                 4,200       24,150
    Aceto Corp.                                                   2,485       47,439
*   Acorda Therapeutics, Inc.                                     2,202       45,141
#*  Adamas Pharmaceuticals, Inc.                                  1,657       26,297
*   Addus HomeCare Corp.                                          1,000       34,150
    Aetna, Inc.                                                  24,357    2,888,984
    Agilent Technologies, Inc.                                   17,020      833,469
#*  Air Methods Corp.                                             1,585       56,585
#*  Akorn, Inc.                                                   7,820      149,362
*   Albany Molecular Research, Inc.                                 956       17,590
*   Alder Biopharmaceuticals, Inc.                                  636       13,070
*   Alere, Inc.                                                   4,703      174,011
*   Alexion Pharmaceuticals, Inc.                                 2,198      287,235
*   Align Technology, Inc.                                        4,578      419,757
#*  Alkermes P.L.C.                                               3,226      174,559
#*  Allergan P.L.C.                                               7,142    1,563,312
*   Allscripts Healthcare Solutions, Inc.                        15,226      178,296
*   Almost Family, Inc.                                           1,260       59,535
#*  Alnylam Pharmaceuticals, Inc.                                   926       37,031
*   AMAG Pharmaceuticals, Inc.                                       80        1,928
*   Amedisys, Inc.                                                2,200      100,804
    AmerisourceBergen Corp.                                      14,060    1,227,157
    Amgen, Inc.                                                  20,692    3,242,023
*   AMN Healthcare Services, Inc.                                 8,171      292,930
*   Amphastar Pharmaceuticals, Inc.                               2,833       44,620
    Analogic Corp.                                                1,349      104,750
*   AngioDynamics, Inc.                                           4,620       74,359
#*  ANI Pharmaceuticals, Inc.                                       589       35,605
*   Anika Therapeutics, Inc.                                      1,586       80,156
    Anthem, Inc.                                                 14,937    2,302,389
#*  Aptevo Therapeutics, Inc.                                     1,972        3,924
#*  AquaBounty Technologies, Inc.                                    81        1,118
#*  Aratana Therapeutics, Inc.                                    2,068       16,523
#*  athenahealth, Inc.                                            1,365      171,976
    Atrion Corp.                                                    222      108,469
    Baxter International, Inc.                                   12,725      609,655
#   Becton Dickinson and Co.                                      6,655    1,179,865
#*  Bio-Rad Laboratories, Inc. Class A                              277       52,652
    Bio-Techne Corp.                                              1,300      132,275
*   Biogen, Inc.                                                  9,636    2,671,485
#*  BioMarin Pharmaceutical, Inc.                                 3,444      301,798
*   BioSpecifics Technologies Corp.                                 876       44,930

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Health Care -- (Continued)
*   BioTelemetry, Inc.                                            2,240 $   51,632
*   Boston Scientific Corp.                                      21,032    506,030
    Bristol-Myers Squibb Co.                                     25,930  1,274,719
*   Cambrex Corp.                                                 1,813     95,092
    Cantel Medical Corp.                                          4,577    354,306
    Cardinal Health, Inc.                                        12,719    953,416
*   Catalent, Inc.                                               11,919    318,952
*   Celgene Corp.                                                40,370  4,688,975
*   Centene Corp.                                                18,688  1,182,390
#*  Cerner Corp.                                                  8,899    477,965
*   Charles River Laboratories International, Inc.                3,104    250,803
#   Chemed Corp.                                                  2,042    339,156
*   Chimerix, Inc.                                                5,901     32,101
    Cigna Corp.                                                   5,598    818,540
#*  Civitas Solutions, Inc.                                       3,163     57,883
#   Computer Programs & Systems, Inc.                               184      4,158
*   Concert Pharmaceuticals, Inc.                                   800      7,080
#   CONMED Corp.                                                  2,720    121,285
#   Cooper Cos., Inc. (The)                                       2,191    404,481
*   Corcept Therapeutics, Inc.                                    2,230     15,855
*   CorVel Corp.                                                  1,936     74,246
    CR Bard, Inc.                                                 4,497  1,067,273
*   Cross Country Healthcare, Inc.                                1,800     26,046
    CryoLife, Inc.                                                3,398     64,562
#*  Cynosure, Inc. Class A                                        1,726     92,168
    Danaher Corp.                                                19,582  1,643,321
*   DaVita, Inc.                                                 13,574    865,342
    DENTSPLY SIRONA, Inc.                                         5,595    317,236
#*  Depomed, Inc.                                                 1,202     21,744
#*  DexCom, Inc.                                                  1,431    113,264
    Digirad Corp.                                                 1,500      7,575
#*  Diplomat Pharmacy, Inc.                                       2,744     37,703
*   Edwards Lifesciences Corp.                                    6,687    643,557
*   Emergent BioSolutions, Inc.                                   3,944    119,385
*   Enanta Pharmaceuticals, Inc.                                  1,094     36,239
#*  Endo International P.L.C.                                    11,288    138,165
#*  Envision Healthcare Corp.                                     5,010    340,680
*   Enzo Biochem, Inc.                                            6,402     42,765
*   Epizyme, Inc.                                                 3,400     35,700
*   Exactech, Inc.                                                1,640     40,426
*   Exelixis, Inc.                                                5,922    107,307
*   Express Scripts Holding Co.                                  51,115  3,520,801
*   Five Prime Therapeutics, Inc.                                 4,115    188,508
#*  Fluidigm Corp.                                                1,100      6,963
    Gilead Sciences, Inc.                                        52,121  3,776,166
*   Globus Medical, Inc. Class A                                  7,201    189,818
*   Haemonetics Corp.                                             3,163    126,077
*   Harvard Bioscience, Inc.                                      3,317      9,951
#*  HealthEquity, Inc.                                            4,127    190,874
*   HealthStream, Inc.                                            2,423     55,632
#*  Henry Schein, Inc.                                            4,586    733,118
    Hill-Rom Holdings, Inc.                                       7,869    463,248
*   HMS Holdings Corp.                                            8,655    157,175

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                        SHARES   VALUE+
                                                                        ------ ----------
Health Care -- (Continued)
*          Hologic, Inc.                                                18,584 $  753,210
*          Horizon Pharma P.L.C.                                         9,352    153,092
           Humana, Inc.                                                  5,109  1,014,136
*          ICU Medical, Inc.                                             1,220    167,262
*          IDEXX Laboratories, Inc.                                      5,790    708,291
#*         Illumina, Inc.                                                1,050    168,105
*          Impax Laboratories, Inc.                                      3,071     40,384
*          Incyte Corp.                                                  9,341  1,132,223
#*         Innoviva, Inc.                                                4,126     43,736
*          Inogen, Inc.                                                  1,096     70,550
*          Integer Holdings Corp.                                        2,363     76,561
#*         Integra LifeSciences Holdings Corp.                           5,850    244,120
#*         Intuitive Surgical, Inc.                                        822    569,391
#          Invacare Corp.                                                3,836     44,114
#*         Ionis Pharmaceuticals, Inc.                                   2,670    118,815
*          Jazz Pharmaceuticals P.L.C.                                   1,400    170,688
           Johnson & Johnson                                            83,052  9,405,639
*          Karyopharm Therapeutics, Inc.                                 3,622     37,488
*          Kindred Biosciences, Inc.                                     1,675     10,971
*          Laboratory Corp. of America Holdings                          7,877  1,057,172
           Landauer, Inc.                                                  823     42,261
#*         Lannett Co., Inc.                                               400      8,060
           LeMaitre Vascular, Inc.                                       1,203     27,320
*          LHC Group, Inc.                                               1,689     84,670
#*         Lipocine, Inc.                                                1,313      4,753
*          LivaNova P.L.C.                                               2,202    105,927
*          Luminex Corp.                                                 1,750     35,385
*          Magellan Health, Inc.                                         4,383    328,506
*          Mallinckrodt P.L.C.                                           4,081    198,867
*          Masimo Corp.                                                  4,789    352,375
           McKesson Corp.                                               12,459  1,733,670
(degrees)* MedCath Corp.                                                   117         --
#*         MEDNAX, Inc.                                                  7,105    485,627
           Medtronic P.L.C.                                             38,768  2,947,143
           Merck & Co., Inc.                                            47,686  2,956,055
#          Meridian Bioscience, Inc.                                     4,317     56,553
*          Merit Medical Systems, Inc.                                   3,870     98,298
*          Mettler-Toledo International, Inc.                            1,596    680,901
#*         Molina Healthcare, Inc.                                      10,662    604,749
*          Mylan NV                                                      8,023    305,275
#*         Myriad Genetics, Inc.                                         4,699     76,030
           National Research Corp. Class A                                 800     13,960
*          Natus Medical, Inc.                                           2,811    109,770
*          Neogen Corp.                                                  2,214    146,213
#*         NeoGenomics, Inc.                                               719      5,795
#*         Neurocrine Biosciences, Inc.                                  2,000     85,820
*          NewLink Genetics Corp.                                        1,938     23,585
#*         NuVasive, Inc.                                                5,028    355,832
*          Nuvectra Corp.                                                  849      6,605
*          Omnicell, Inc.                                                3,322    119,260
#*         OPKO Health, Inc.                                            21,981    191,015
*          OraSure Technologies, Inc.                                    3,692     32,563
*          Orthofix International NV                                     1,449     52,077

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Health Care -- (Continued)
*   Otonomy, Inc.                                                  3,300 $   48,345
    Owens & Minor, Inc.                                            6,914    248,074
*   PAREXEL International Corp.                                    3,755    266,192
#   Patterson Cos., Inc.                                          11,046    459,624
    PerkinElmer, Inc.                                              6,553    348,554
    Pfizer, Inc.                                                 147,095  4,667,324
*   PharmAthene, Inc.                                              6,377     19,769
*   PharMerica Corp.                                               3,402     84,370
    Phibro Animal Health Corp. Class A                               893     23,843
*   PRA Health Sciences, Inc.                                      7,708    451,612
#*  Premier, Inc. Class A                                          4,104    130,753
*   Prestige Brands Holdings, Inc.                                 3,700    195,212
*   Providence Service Corp. (The)                                 1,646     63,618
    Psychemedics Corp.                                               600     11,322
    Quality Systems, Inc.                                          4,865     73,024
    Quest Diagnostics, Inc.                                        8,573    788,030
#*  Quintiles IMS Holdings, Inc.                                   3,492    274,087
*   RadNet, Inc.                                                   4,219     24,470
*   Regeneron Pharmaceuticals, Inc.                                2,610    937,747
#   ResMed, Inc.                                                   7,071    477,575
#*  Retrophin, Inc.                                                3,350     65,727
*   RTI Surgical, Inc.                                             7,852     25,519
*   SciClone Pharmaceuticals, Inc.                                 2,000     20,300
*   SeaSpine Holdings Corp.                                          289      2,104
#*  Seattle Genetics, Inc.                                         3,292    198,310
    Simulations Plus, Inc.                                         2,272     22,720
#*  Spectrum Pharmaceuticals, Inc.                                 9,400     43,804
*   Stemline Therapeutics, Inc.                                    2,568     26,194
#   STERIS P.L.C.                                                  4,871    345,013
#   Stryker Corp.                                                 11,284  1,393,913
*   Sucampo Pharmaceuticals, Inc. Class A                          2,851     31,789
*   Supernus Pharmaceuticals, Inc.                                 2,044     55,290
*   Surmodics, Inc.                                                1,314     31,799
#*  Taro Pharmaceutical Industries, Ltd.                           1,162    121,417
#*  Team Health Holdings, Inc.                                     3,051    132,596
    Teleflex, Inc.                                                 2,039    342,001
#*  TESARO, Inc.                                                   1,100    179,124
*   Tetraphase Pharmaceuticals, Inc.                               5,296     20,284
    Thermo Fisher Scientific, Inc.                                12,256  1,867,692
*   Tivity Health, Inc.                                            4,288    109,987
#*  Triple-S Management Corp. Class B                              1,400     26,754
#*  United Therapeutics Corp.                                      6,290  1,029,233
    UnitedHealth Group, Inc.                                      52,608  8,527,757
*   Universal American Corp.                                      13,924    138,405
    Utah Medical Products, Inc.                                      407     25,315
*   Varex Imaging Corp.                                            2,354     67,678
#*  Varian Medical Systems, Inc.                                   5,885    456,970
#*  Veeva Systems, Inc. Class A                                    3,488    147,647
*   Versartis, Inc.                                                1,151     16,459
*   Vertex Pharmaceuticals, Inc.                                   3,445    295,822
*   Voyager Therapeutics, Inc.                                     1,090     12,993
#*  VWR Corp.                                                     18,473    478,635
*   Waters Corp.                                                   3,077    435,857

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------ ------------
Health Care -- (Continued)
*   WellCare Health Plans, Inc.                                   6,870 $    999,860
    West Pharmaceutical Services, Inc.                            2,726      230,701
#*  Wright Medical Group NV                                       4,590      115,576
*   Xencor, Inc.                                                  3,723       88,719
    Zimmer Biomet Holdings, Inc.                                  6,963      823,932
    Zoetis, Inc.                                                 15,188      834,429
#*  Zogenix, Inc.                                                 3,746       30,155
                                                                        ------------
Total Health Care                                                        109,982,064
                                                                        ------------
Industrials -- (12.6%)
    3M Co.                                                       16,143    2,822,119
    AAON, Inc.                                                    3,229      109,625
    AAR Corp.                                                     3,465      110,845
    ABM Industries, Inc.                                          7,662      309,468
*   Acacia Research Corp.                                         1,906       11,150
*   ACCO Brands Corp.                                            13,108      167,127
    Acuity Brands, Inc.                                           1,393      288,671
#   Advanced Drainage Systems, Inc.                               2,686       64,733
*   AECOM                                                        19,903      735,018
*   Aegion Corp.                                                  1,353       31,471
*   Aerojet Rocketdyne Holdings, Inc.                             8,645      156,561
#*  Aerovironment, Inc.                                           2,565       67,177
    AGCO Corp.                                                   13,974      877,567
    Air Lease Corp.                                              20,446      743,825
*   Air Transport Services Group, Inc.                            9,263      149,412
    Aircastle, Ltd.                                              14,845      331,043
    Alamo Group, Inc.                                             1,344      101,647
    Alaska Air Group, Inc.                                        5,402      506,816
    Albany International Corp. Class A                            3,387      160,713
    Allegion P.L.C.                                               4,586      301,163
    Allied Motion Technologies, Inc.                                500       11,020
    Allison Transmission Holdings, Inc.                          13,151      460,022
    Altra Industrial Motion Corp.                                 3,081      114,921
    AMERCO                                                        1,073      404,167
    American Railcar Industries, Inc.                               800       35,632
*   American Woodmark Corp.                                       1,500      106,800
    AMETEK, Inc.                                                 17,921      915,763
    AO Smith Corp.                                                5,410      263,737
#   Apogee Enterprises, Inc.                                      2,000      114,160
    Applied Industrial Technologies, Inc.                         5,455      329,755
    ArcBest Corp.                                                 1,736       54,858
    Argan, Inc.                                                   1,864      137,470
*   Armstrong Flooring, Inc.                                      2,090       43,953
#*  Armstrong World Industries, Inc.                              4,181      167,031
    Astec Industries, Inc.                                        2,609      182,578
*   Astronics Corp.                                               3,164      103,811
*   Astronics Corp. Class B                                         363       11,934
*   Atlas Air Worldwide Holdings, Inc.                            3,402      179,456
*   Avis Budget Group, Inc.                                      10,097      375,810
    AZZ, Inc.                                                     3,314      197,349
    B/E Aerospace, Inc.                                           9,417      578,863
*   Babcock & Wilcox Enterprises, Inc.                            6,590      109,658
    Barnes Group, Inc.                                            6,084      292,823

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Industrials -- (Continued)
    Barrett Business Services, Inc.                                 739 $   44,421
*   Beacon Roofing Supply, Inc.                                   9,709    424,963
#*  Blue Bird Corp.                                                 424      7,144
#*  BMC Stock Holdings, Inc.                                     10,249    191,656
    Brady Corp. Class A                                           5,464    198,616
    Briggs & Stratton Corp.                                       3,119     67,558
    Brink's Co. (The)                                             9,010    400,945
#*  Builders FirstSource, Inc.                                    7,600     81,776
    BWX Technologies, Inc.                                       10,498    435,562
*   CAI International, Inc.                                         400      6,456
    Carlisle Cos., Inc.                                           5,259    573,809
*   Casella Waste Systems, Inc. Class A                           2,537     29,328
    Caterpillar, Inc.                                            22,136  2,117,530
*   CBIZ, Inc.                                                    9,062    118,712
*   CDI Corp.                                                     2,000     17,200
    CEB, Inc.                                                     4,179    319,485
    CECO Environmental Corp.                                      2,011     26,384
#   Celadon Group, Inc.                                           2,639     20,056
#   CH Robinson Worldwide, Inc.                                   8,948    680,585
*   Chart Industries, Inc.                                        3,776    146,471
    Chicago Bridge & Iron Co. NV                                  1,900     63,099
#   Cintas Corp.                                                  4,418    512,974
    CIRCOR International, Inc.                                    1,501     93,482
    CLARCOR, Inc.                                                 4,951    409,992
*   Clean Harbors, Inc.                                           7,009    388,999
*   Colfax Corp.                                                 11,520    449,280
    Columbus McKinnon Corp.                                       2,432     66,856
    Comfort Systems USA, Inc.                                     4,255    144,032
*   Commercial Vehicle Group, Inc.                                3,200     19,072
*   Continental Building Products, Inc.                           2,632     61,194
    Copa Holdings SA Class A                                      1,930    188,156
*   Copart, Inc.                                                 10,661    604,905
*   Covenant Transportation Group, Inc. Class A                   1,200     25,836
*   CPI Aerostructures, Inc.                                      1,133      9,970
    CRA International, Inc.                                         684     22,729
    Crane Co.                                                    10,842    781,058
*   CSW Industrials, Inc.                                           646     23,611
    CSX Corp.                                                    21,875  1,014,781
    Cubic Corp.                                                   2,881    136,992
    Cummins, Inc.                                                 7,216  1,060,824
    Curtiss-Wright Corp.                                          5,882    576,789
#   Deere & Co.                                                  12,452  1,332,987
#   Deluxe Corp.                                                  5,958    434,040
#*  DigitalGlobe, Inc.                                            8,495    238,285
    DMC Global, Inc.                                              1,127     17,976
#   Donaldson Co., Inc.                                          12,638    533,955
    Douglas Dynamics, Inc.                                        2,724     92,071
    Dover Corp.                                                  13,473  1,047,526
*   Ducommun, Inc.                                                1,219     36,119
    Dun & Bradstreet Corp. (The)                                  5,082    623,155
*   DXP Enterprises, Inc.                                         2,629     99,429
#*  Dycom Industries, Inc.                                        4,327    349,016
    Eaton Corp. P.L.C.                                           16,361  1,158,032

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Industrials -- (Continued)
#*  Echo Global Logistics, Inc.                                    3,162 $   75,098
    EMCOR Group, Inc.                                              7,258    505,810
    Emerson Electric Co.                                          24,941  1,463,039
    Encore Wire Corp.                                              2,459    103,893
    EnerSys                                                        3,964    308,994
*   Engility Holdings, Inc.                                        5,033    147,618
    Ennis, Inc.                                                    2,732     46,171
    Equifax, Inc.                                                  7,100    832,688
    ESCO Technologies, Inc.                                        2,851    165,928
    Essendant, Inc.                                                4,205     87,842
*   Esterline Technologies Corp.                                   3,917    335,491
#*  ExOne Co. (The)                                                1,400     13,790
#   Expeditors International of Washington, Inc.                  12,455    648,656
    Exponent, Inc.                                                 3,393    196,964
#   Fastenal Co.                                                  24,351  1,209,758
    Federal Signal Corp.                                           6,657    103,450
    FedEx Corp.                                                    5,030    951,223
#   Flowserve Corp.                                                8,384    412,157
    Fluor Corp.                                                   18,171  1,008,490
    Fortive Corp.                                                  9,980    551,994
    Fortune Brands Home & Security, Inc.                           4,795    264,348
    Forward Air Corp.                                              3,271    157,629
*   Franklin Covey Co.                                             1,000     17,500
    Franklin Electric Co., Inc.                                    4,686    189,080
    FreightCar America, Inc.                                       1,405     20,302
*   FTI Consulting, Inc.                                           6,487    273,362
    G&K Services, Inc. Class A                                     1,889    181,457
#   GATX Corp.                                                     1,860    107,545
*   Gencor Industries, Inc.                                        1,295     20,267
*   Generac Holdings, Inc.                                         8,128    327,233
#   General Cable Corp.                                            5,022    101,947
    General Electric Co.                                         143,652  4,266,464
#*  Genesee & Wyoming, Inc. Class A                                3,755    282,977
*   Gibraltar Industries, Inc.                                     2,794    122,657
    Global Brass & Copper Holdings, Inc.                           2,382     78,963
*   Goldfield Corp. (The)                                          3,131     18,943
    Gorman-Rupp Co. (The)                                          2,875     93,323
*   GP Strategies Corp.                                            2,804     72,063
#   Graco, Inc.                                                    6,377    571,315
    Graham Corp.                                                     400      8,888
    Granite Construction, Inc.                                     4,080    229,010
*   Great Lakes Dredge & Dock Corp.                                7,114     36,993
    Greenbrier Cos., Inc. (The)                                    1,486     65,013
    Griffon Corp.                                                  1,955     49,755
    H&E Equipment Services, Inc.                                   8,848    228,809
    Hardinge, Inc.                                                 1,000     10,600
    Harsco Corp.                                                  11,765    157,063
*   HD Supply Holdings, Inc.                                      20,282    857,929
#   Healthcare Services Group, Inc.                                4,307    171,203
#   Heartland Express, Inc.                                        6,705    138,123
#   HEICO Corp.                                                    3,382    260,245
    HEICO Corp. Class A                                            5,012    332,296
    Heidrick & Struggles International, Inc.                       2,982     66,648

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Industrials -- (Continued)
*   Herc Holdings, Inc.                                           3,472 $  172,454
*   Heritage-Crystal Clean, Inc.                                  1,237     18,493
    Herman Miller, Inc.                                           7,185    224,172
#*  Hertz Global Holdings, Inc.                                   1,989     41,709
#   Hexcel Corp.                                                 11,713    601,463
*   Hill International, Inc.                                      3,244     17,518
    Hillenbrand, Inc.                                             7,474    273,175
    HNI Corp.                                                     5,482    276,348
    Honeywell International, Inc.                                27,883  3,299,117
    Houston Wire & Cable Co.                                      1,900     13,965
*   Hub Group, Inc. Class A                                       3,839    170,260
    Hubbell, Inc.                                                 3,922    478,798
*   Hudson Technologies, Inc.                                     2,424     17,598
    Huntington Ingalls Industries, Inc.                           4,201    814,826
    Hurco Cos., Inc.                                                600     18,360
*   Huron Consulting Group, Inc.                                  2,932    132,820
    Hyster-Yale Materials Handling, Inc.                          1,100     67,672
*   ICF International, Inc.                                       2,450    127,400
    IDEX Corp.                                                    4,548    410,048
*   IES Holdings, Inc.                                            1,364     26,598
    Illinois Tool Works, Inc.                                    14,644  1,862,717
    Ingersoll-Rand P.L.C.                                        15,897  1,261,427
*   InnerWorkings, Inc.                                           7,179     68,990
    Insperity, Inc.                                               3,109    222,294
    Insteel Industries, Inc.                                      1,502     55,634
    Interface, Inc.                                               9,097    165,565
    ITT, Inc.                                                    16,887    690,172
*   Jacobs Engineering Group, Inc.                                8,991    526,423
#   JB Hunt Transport Services, Inc.                              4,106    406,822
*   JetBlue Airways Corp.                                        22,229    435,911
    John Bean Technologies Corp.                                  2,605    224,942
    Johnson Controls International P.L.C.                        18,667    820,975
    Joy Global, Inc.                                              9,200    258,704
    Kadant, Inc.                                                  1,182     72,811
    Kaman Corp.                                                   5,016    253,458
    KAR Auction Services, Inc.                                   10,972    499,775
    KBR, Inc.                                                    25,134    427,529
    Kelly Services, Inc. Class A                                  7,521    168,395
    Kennametal, Inc.                                              7,826    279,701
*   KEYW Holding Corp. (The)                                      1,218     12,192
    Kforce, Inc.                                                  7,023    161,529
    Kimball International, Inc. Class B                           4,669     78,112
#*  KLX, Inc.                                                     7,020    343,910
#   Knight Transportation, Inc.                                   8,728    291,515
    Knoll, Inc.                                                   6,267    163,631
    Korn/Ferry International                                      7,802    226,648
*   Kratos Defense & Security Solutions, Inc.                     8,198     67,552
    L3 Technologies, Inc.                                         4,450    706,170
    Landstar System, Inc.                                         3,969    335,777
*   Lawson Products, Inc.                                           796     20,577
*   Layne Christensen Co.                                           963     10,044
    LB Foster Co. Class A                                           958     14,370
    Lennox International, Inc.                                    2,721    426,680

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Industrials -- (Continued)
    Lincoln Electric Holdings, Inc.                               8,127 $  677,548
    Lindsay Corp.                                                   350     26,369
*   LMI Aerospace, Inc.                                           1,300     11,531
    LSC Communications, Inc.                                      3,620     94,916
    LSI Industries, Inc.                                          1,800     17,136
*   Lydall, Inc.                                                  1,763    107,543
    Macquarie Infrastructure Corp.                                5,303    397,672
*   Manitowoc Co., Inc. (The)                                    16,552    113,050
#*  Manitowoc Foodservice, Inc.                                  13,491    258,757
    ManpowerGroup, Inc.                                           9,230    881,096
    Marten Transport, Ltd.                                        2,006     45,837
    Masco Corp.                                                  13,978    460,575
*   Masonite International Corp.                                  2,005    133,533
*   MasTec, Inc.                                                  8,536    317,966
    Matthews International Corp. Class A                          3,218    217,054
    McGrath RentCorp                                              3,156    120,812
*   Mercury Systems, Inc.                                         4,095    138,083
*   Meritor, Inc.                                                 8,966    129,379
#*  Middleby Corp. (The)                                          3,508    470,703
    Miller Industries, Inc.                                         900     23,850
*   Mistras Group, Inc.                                           3,871     89,343
    Mobile Mini, Inc.                                             4,519    147,093
*   Moog, Inc. Class A                                            4,488    295,625
*   MRC Global, Inc.                                             17,222    353,912
    MSA Safety, Inc.                                              3,801    271,201
    MSC Industrial Direct Co., Inc. Class A                       8,148    832,318
    Mueller Industries, Inc.                                      5,807    233,790
    Mueller Water Products, Inc. Class A                         21,298    286,671
    Multi-Color Corp.                                             1,652    127,534
*   MYR Group, Inc.                                               1,912     73,555
    National Presto Industries, Inc.                                700     74,480
*   Navigant Consulting, Inc.                                     6,703    165,564
*   Navistar International Corp.                                  8,100    220,887
*   NCI Building Systems, Inc.                                    5,077     81,232
*   Neff Corp. Class A                                              449      7,049
    Nielsen Holdings P.L.C.                                      14,812    605,959
*   NL Industries, Inc.                                           1,570      9,420
    NN, Inc.                                                      3,098     59,946
#   Nordson Corp.                                                 5,243    595,238
    Norfolk Southern Corp.                                        3,445    404,650
    Northrop Grumman Corp.                                        9,329  2,137,087
*   Northwest Pipe Co.                                            1,100     21,065
*   NOW, Inc.                                                    20,289    431,344
*   NV5 Global, Inc.                                                353     14,385
*   Old Dominion Freight Line, Inc.                               6,258    552,456
    Omega Flex, Inc.                                                391     18,545
*   On Assignment, Inc.                                           9,001    407,565
*   Orion Group Holdings, Inc.                                      131      1,376
    Oshkosh Corp.                                                 9,619    669,771
    PACCAR, Inc.                                                 16,434  1,106,173
*   PAM Transportation Services, Inc.                                48      1,119
    Park-Ohio Holdings Corp.                                      1,124     50,411
    Parker-Hannifin Corp.                                         6,391    940,308

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Industrials -- (Continued)
*   Patrick Industries, Inc.                                      1,165 $   95,239
*   Pendrell Corp.                                                1,750     11,515
    Pentair P.L.C.                                               11,821    693,065
*   PGT Innovations, Inc.                                         4,692     53,958
#   Pitney Bowes, Inc.                                            8,303    132,184
*   Ply Gem Holdings, Inc.                                        3,850     62,178
    Powell Industries, Inc.                                       1,050     40,404
    Primoris Services Corp.                                       5,241    130,082
#*  Proto Labs, Inc.                                                768     40,320
    Quad/Graphics, Inc.                                           5,242    137,288
    Quanex Building Products Corp.                                2,223     43,904
*   Quanta Services, Inc.                                        13,632    489,252
*   Radiant Logistics, Inc.                                       3,151     11,564
    Raven Industries, Inc.                                        2,635     66,007
    Raytheon Co.                                                  9,642  1,389,991
*   RBC Bearings, Inc.                                            2,213    204,990
    Regal Beloit Corp.                                            4,891    355,087
    Resources Connection, Inc.                                    6,015    100,451
*   Rexnord Corp.                                                11,069    244,514
*   Roadrunner Transportation Systems, Inc.                       2,764     21,891
    Robert Half International, Inc.                              20,280    954,377
    Rockwell Automation, Inc.                                     9,556  1,414,192
    Rockwell Collins, Inc.                                        8,017    727,623
#   Roper Technologies, Inc.                                      2,278    437,034
*   RPX Corp.                                                     6,403     69,537
#   RR Donnelley & Sons Co.                                       9,655    165,583
*   Rush Enterprises, Inc. Class A                                4,987    163,324
    Ryder System, Inc.                                            7,998    620,645
*   Saia, Inc.                                                    2,400    115,320
#*  Sensata Technologies Holding NV                              12,103    507,721
    Simpson Manufacturing Co., Inc.                               2,797    121,725
    Snap-on, Inc.                                                 2,929    531,701
*   Sparton Corp.                                                   143      3,100
    Spirit Aerosystems Holdings, Inc. Class A                    15,104    906,995
*   SPX Corp.                                                     2,883     71,931
*   SPX FLOW, Inc.                                                5,099    177,904
    Standex International Corp.                                   1,282    111,790
    Stanley Black & Decker, Inc.                                 11,870  1,471,880
    Steelcase, Inc. Class A                                       9,934    166,891
*   Sterling Construction Co., Inc.                               1,372     12,568
    Sun Hydraulics Corp.                                          1,856     72,718
    Supreme Industries, Inc. Class A                                804     14,761
#*  Swift Transportation Co.                                      9,209    210,241
#*  TASER International, Inc.                                     3,842     95,973
*   Teledyne Technologies, Inc.                                   4,763    585,230
    Tennant Co.                                                   1,764    122,157
    Terex Corp.                                                  11,874    377,593
    Tetra Tech, Inc.                                              1,000     43,700
    Textainer Group Holdings, Ltd.                                1,000     14,400
*   Thermon Group Holdings, Inc.                                  3,145     65,290
    Timken Co. (The)                                              6,984    310,090
    Titan International, Inc.                                     6,299     83,714
*   Titan Machinery, Inc.                                         1,129     15,591

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------ ------------
Industrials -- (Continued)
    Toro Co. (The)                                               10,098 $    595,075
#   TransDigm Group, Inc.                                         2,735      591,854
*   TransUnion                                                   11,077      349,258
*   TRC Cos., Inc.                                                1,800       16,740
*   Trex Co., Inc.                                                2,011      136,205
*   TriMas Corp.                                                  4,787      101,963
*   TriNet Group, Inc.                                           10,115      257,224
    Trinity Industries, Inc.                                     19,932      548,927
    Triton International, Ltd.                                    4,706      114,544
#   Triumph Group, Inc.                                           6,085      162,774
*   TrueBlue, Inc.                                                5,931      146,792
*   Tutor Perini Corp.                                            5,813      173,227
*   Twin Disc, Inc.                                               1,000       16,640
    UniFirst Corp.                                                1,610      205,919
    Union Pacific Corp.                                           6,613      704,814
    United Parcel Service, Inc. Class B                          18,299    1,996,970
*   United Rentals, Inc.                                          9,511    1,203,237
    United Technologies Corp.                                    30,272    3,319,930
*   Univar, Inc.                                                 20,795      620,107
    Universal Forest Products, Inc.                               1,525      155,108
    Universal Logistics Holdings, Inc.                            1,639       23,684
*   USA Truck, Inc.                                               1,300       10,985
#*  USG Corp.                                                    10,209      312,293
    Valmont Industries, Inc.                                      2,286      329,184
*   Vectrus, Inc.                                                   888       20,016
*   Verisk Analytics, Inc.                                       14,155    1,169,769
*   Veritiv Corp.                                                 2,117      118,658
    Viad Corp.                                                    2,443      107,126
    VSE Corp.                                                     1,028       38,324
#   Wabash National Corp.                                         8,546      150,837
*   WABCO Holdings, Inc.                                          4,734      516,148
#   Wabtec Corp.                                                  5,820      504,245
    Watsco, Inc.                                                  6,162      941,184
#   Werner Enterprises, Inc.                                      6,891      193,637
*   Wesco Aircraft Holdings, Inc.                                10,282      155,772
*   WESCO International, Inc.                                     8,438      596,567
    West Corp.                                                    8,961      217,483
*   Willdan Group, Inc.                                             407       10,912
*   Willis Lease Finance Corp.                                      474       12,078
    Woodward, Inc.                                                5,873      408,996
#   WW Grainger, Inc.                                             4,844    1,223,449
*   XPO Logistics, Inc.                                          13,761      615,667
    Xylem, Inc.                                                  10,746      529,885
#*  YRC Worldwide, Inc.                                           2,100       31,353
                                                                        ------------
Total Industrials                                                        120,149,576
                                                                        ------------
Information Technology -- (19.3%)
    Accenture P.L.C. Class A                                     32,744    3,728,559
*   ACI Worldwide, Inc.                                          15,147      293,852
    Activision Blizzard, Inc.                                    19,254      774,203
*   Actua Corp.                                                   2,606       37,266
*   Acxiom Corp.                                                  6,759      176,410
*   Adobe Systems, Inc.                                          10,409    1,180,172

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
    ADTRAN, Inc.                                                   4,180 $    91,542
*   Advanced Energy Industries, Inc.                               4,110     241,832
#*  Advanced Micro Devices, Inc.                                  42,374     439,418
*   Agilysys, Inc.                                                 1,572      15,296
*   Akamai Technologies, Inc.                                      5,832     400,017
#   Alliance Data Systems Corp.                                    3,828     874,239
*   Alpha & Omega Semiconductor, Ltd.                              2,166      44,078
*   Alphabet, Inc. Class A                                         6,903   5,661,772
*   Alphabet, Inc. Class C                                         7,240   5,768,760
    Amdocs, Ltd.                                                   5,663     332,475
    American Software, Inc. Class A                                1,400      14,686
*   Amkor Technology, Inc.                                        26,848     252,640
    Analog Devices, Inc.                                           4,063     304,481
*   Angie's List, Inc.                                             3,027      18,979
*   ANSYS, Inc.                                                    4,338     404,562
    Apple, Inc.                                                  291,391  35,360,298
    Applied Materials, Inc.                                       33,601   1,150,834
*   Applied Optoelectronics, Inc.                                    821      25,254
*   Arista Networks, Inc.                                          2,891     271,754
*   ARRIS International P.L.C.                                    19,659     561,854
*   Arrow Electronics, Inc.                                        7,597     558,531
*   Aspen Technology, Inc.                                         9,457     502,261
*   Autodesk, Inc.                                                 5,723     465,509
    Automatic Data Processing, Inc.                               18,712   1,889,725
*   Avid Technology, Inc.                                          2,813      15,050
    Avnet, Inc.                                                   11,992     556,908
*   Aware, Inc.                                                      500       3,100
*   Axcelis Technologies, Inc.                                     2,358      35,842
*   AXT, Inc.                                                      2,116      12,167
    Badger Meter, Inc.                                             2,964     114,262
*   Bankrate, Inc.                                                   975      10,627
*   Barracuda Networks, Inc.                                       6,331     148,715
*   Bazaarvoice, Inc.                                              5,937      27,904
    Bel Fuse, Inc. Class B                                           878      27,920
    Black Box Corp.                                                1,910      25,498
#*  Black Knight Financial Services, Inc. Class A                  2,278      83,033
#   Blackbaud, Inc.                                                3,818     250,499
*   Blackhawk Network Holdings, Inc.                               5,534     197,564
*   Blucora, Inc.                                                  3,816      57,622
    Booz Allen Hamilton Holding Corp.                             14,394     486,805
*   Bottomline Technologies de, Inc.                               1,453      37,371
    Broadridge Financial Solutions, Inc.                           8,076     537,296
    Brocade Communications Systems, Inc.                          38,362     478,374
    Brooks Automation, Inc.                                        8,242     143,576
    CA, Inc.                                                      35,996   1,125,595
    Cabot Microelectronics Corp.                                   2,168     146,362
*   CACI International, Inc. Class A                               2,741     336,595
*   Cadence Design Systems, Inc.                                  18,324     476,974
*   CalAmp Corp.                                                   2,229      33,480
*   Calix, Inc.                                                    5,447      39,218
*   Carbonite, Inc.                                                1,915      33,034
*   Cardtronics P.L.C. Class A                                     6,767     369,343
    Cass Information Systems, Inc.                                 1,198      78,792

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Information Technology -- (Continued)
    CDK Global, Inc.                                              11,353 $  710,130
#*  Ciena Corp.                                                   17,566    427,556
#*  Cimpress NV                                                    3,052    257,558
    Cisco Systems, Inc.                                          188,759  5,798,676
*   Citrix Systems, Inc.                                          10,155    926,034
    Cognex Corp.                                                   6,788    458,597
*   Cognizant Technology Solutions Corp. Class A                  18,017    947,514
*   Coherent, Inc.                                                 2,358    371,927
    Cohu, Inc.                                                     2,773     36,604
*   CommerceHub, Inc. Series A                                       479      7,037
*   CommerceHub, Inc. Series C                                       958     13,968
*   CommScope Holding Co., Inc.                                   10,358    391,740
    Computer Sciences Corp.                                       11,147    693,343
    Computer Task Group, Inc.                                      2,600     11,856
*   Conduent, Inc.                                                10,872    162,645
*   Control4 Corp.                                                   973     10,489
    Convergys Corp.                                               10,162    252,221
*   CoreLogic, Inc.                                               10,085    355,698
#*  CoStar Group, Inc.                                               483     97,614
*   Cray, Inc.                                                     2,625     45,019
#   CSG Systems International, Inc.                                4,766    230,674
    CSRA, Inc.                                                    13,286    412,132
*   CyberOptics Corp.                                                483     17,388
    Daktronics, Inc.                                               4,036     41,006
*   DHI Group, Inc.                                                2,357     13,435
#   Diebold Nixdorf, Inc.                                          3,154     85,789
*   Digi International, Inc.                                       2,612     34,087
*   DSP Group, Inc.                                                1,896     20,572
    DST Systems, Inc.                                              3,510    404,176
    EarthLink Holdings Corp.                                       5,610     35,960
*   eBay, Inc.                                                    29,464    937,839
#   Ebix, Inc.                                                       960     53,280
*   EchoStar Corp. Class A                                         5,172    263,410
*   Electro Scientific Industries, Inc.                            2,000     13,140
*   Electronic Arts, Inc.                                         11,144    929,744
*   Electronics for Imaging, Inc.                                  3,986    179,131
#*  Ellie Mae, Inc.                                                1,255    103,839
    Emcore Corp.                                                   1,184     10,656
*   EnerNOC, Inc.                                                  1,098      6,259
*   Entegris, Inc.                                                10,757    201,694
*   EPAM Systems, Inc.                                             3,795    244,246
*   Euronet Worldwide, Inc.                                        5,061    361,963
*   Everi Holdings, Inc.                                           5,200     15,340
*   ExlService Holdings, Inc.                                      2,866    131,693
*   Extreme Networks, Inc.                                         9,379     51,866
*   F5 Networks, Inc.                                              4,172    559,173
*   Facebook, Inc. Class A                                        40,373  5,261,409
    Fair Isaac Corp.                                               2,909    358,680
*   FARO Technologies, Inc.                                        1,724     63,960
    Fidelity National Information Services, Inc.                   9,186    729,552
*   Finisar Corp.                                                 11,953    353,450
*   First Data Corp. Class A                                      19,832    304,223
*   Fiserv, Inc.                                                   9,550  1,025,956

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Information Technology -- (Continued)
*   FleetCor Technologies, Inc.                                    5,102 $  752,494
*   Flex, Ltd.                                                    33,206    520,338
    FLIR Systems, Inc.                                            14,699    519,316
*   FormFactor, Inc.                                               4,492     55,925
    Forrester Research, Inc.                                       1,871     76,337
#*  Fortinet, Inc.                                                 3,571    118,771
*   Gartner, Inc.                                                  3,123    310,301
*   Genpact, Ltd.                                                 11,273    278,218
    Global Payments, Inc.                                          6,635    512,753
*   Globant SA                                                     1,200     39,780
#*  GoDaddy, Inc. Class A                                          2,129     76,069
*   Great Elm Capital Group, Inc.                                    393      1,317
*   GrubHub, Inc.                                                  3,867    160,674
*   GSI Technology, Inc.                                             381      2,328
*   GTT Communications, Inc.                                       3,325     93,931
#*  Guidewire Software, Inc.                                       3,719    194,615
    Hackett Group, Inc. (The)                                      4,000     65,000
#*  Harmonic, Inc.                                                 9,882     52,375
    Harris Corp.                                                   6,740    692,265
*   IAC/InterActiveCorp                                            3,720    255,973
*   Infinera Corp.                                                 4,606     41,500
*   Integrated Device Technology, Inc.                            10,591    266,787
    Intel Corp.                                                  144,256  5,311,506
    InterDigital, Inc.                                             4,528    422,915
*   Internap Corp.                                                   800      1,320
    International Business Machines Corp.                         23,173  4,044,152
*   Intevac, Inc.                                                  1,900     17,860
    Intuit, Inc.                                                  12,824  1,520,670
*   Itron, Inc.                                                    3,564    219,899
*   Ixia                                                           8,275    160,949
    j2 Global, Inc.                                                3,687    309,007
    Jabil Circuit, Inc.                                           17,553    420,921
    Jack Henry & Associates, Inc.                                  4,406    395,571
    Juniper Networks, Inc.                                        20,669    553,516
*   Kemet Corp.                                                    1,853     12,860
*   Key Tronic Corp.                                                 334      2,649
*   Keysight Technologies, Inc.                                    8,478    314,279
*   Kimball Electronics, Inc.                                      1,067     18,246
    KLA-Tencor Corp.                                              11,944  1,016,554
#*  Kopin Corp.                                                    5,600     17,864
*   Kulicke & Soffa Industries, Inc.                               3,312     58,225
*   KVH Industries, Inc.                                           1,119     11,638
#   Lam Research Corp.                                            10,613  1,219,009
*   Leaf Group, Ltd.                                               1,900     13,205
    Leidos Holdings, Inc.                                         13,008    628,547
*   Limelight Networks, Inc.                                       9,772     21,401
*   Lionbridge Technologies, Inc.                                  5,845     33,433
*   Liquidity Services, Inc.                                       2,301     22,435
    LogMeIn, Inc.                                                    400     43,240
*   Lumentum Holdings, Inc.                                        4,139    157,075
*   MagnaChip Semiconductor Corp.                                  3,441     29,593
*   Manhattan Associates, Inc.                                     6,318    323,861
    ManTech International Corp. Class A                            2,846    110,823

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
*   Marchex, Inc. Class B                                          2,015 $     5,461
    Marvell Technology Group, Ltd.                                35,177     523,082
    Mastercard, Inc. Class A                                      50,620   5,382,425
#*  Match Group, Inc.                                              1,590      27,618
    Maxim Integrated Products, Inc.                                6,639     295,303
    MAXIMUS, Inc.                                                  8,555     471,723
#*  MeetMe, Inc.                                                   3,482      17,131
    Mentor Graphics Corp.                                         13,062     482,118
#   Mesa Laboratories, Inc.                                          200      23,828
    Microsoft Corp.                                              289,405  18,710,033
*   MicroStrategy, Inc. Class A                                    1,106     222,638
    MKS Instruments, Inc.                                          4,684     308,676
*   MoneyGram International, Inc.                                  5,134      65,202
    Monotype Imaging Holdings, Inc.                                3,050      66,795
    Motorola Solutions, Inc.                                       4,600     371,266
#   MTS Systems Corp.                                              1,592      92,495
*   Nanometrics, Inc.                                                970      24,939
*   Napco Security Technologies, Inc.                              1,700      16,320
#   National Instruments Corp.                                     8,779     275,836
    NCI, Inc. Class A                                                253       3,213
*   NCR Corp.                                                     17,986     773,758
#*  NeoPhotonics Corp.                                             1,800      19,710
    NetApp, Inc.                                                  24,218     928,034
*   NETGEAR, Inc.                                                  3,847     218,894
#*  Netscout Systems, Inc.                                         6,073     202,231
*   NeuStar, Inc. Class A                                          1,800      59,760
    NIC, Inc.                                                      3,623      87,314
*   Novanta, Inc.                                                  3,173      70,917
*   Nuance Communications, Inc.                                   31,928     506,378
    NVIDIA Corp.                                                  26,341   2,875,910
#*  Oclaro, Inc.                                                   7,232      70,946
    Oracle Corp.                                                  86,452   3,467,590
#*  OSI Systems, Inc.                                              1,806     134,854
#*  Palo Alto Networks, Inc.                                       1,897     279,921
#   Paychex, Inc.                                                 14,245     858,831
#*  Paycom Software, Inc.                                          4,422     204,473
*   PayPal Holdings, Inc.                                         24,188     962,199
*   PCM, Inc.                                                        600      13,470
*   PDF Solutions, Inc.                                            2,200      49,522
    Pegasystems, Inc.                                              7,463     289,564
*   Perficient, Inc.                                               2,924      51,843
*   PFSweb, Inc.                                                     180       1,352
*   Photronics, Inc.                                               5,703      65,584
*   Planet Payment, Inc.                                           5,317      22,438
    Plantronics, Inc.                                              4,028     227,904
*   Plexus Corp.                                                     223      12,109
    Progress Software Corp.                                        5,717     160,190
*   PTC, Inc.                                                      6,633     348,697
    QAD, Inc. Class A                                              1,155      33,379
    QUALCOMM, Inc.                                                63,266   3,380,302
*   Qualys, Inc.                                                   3,100     111,290
*   QuinStreet, Inc.                                               3,300      11,550
*   Radisys Corp.                                                  2,600      11,466

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Information Technology -- (Continued)
*   RealNetworks, Inc.                                            2,200 $ 11,770
*   RealPage, Inc.                                                7,021  214,843
*   Red Hat, Inc.                                                 9,094  690,053
    Reis, Inc.                                                      500   10,000
*   RetailMeNot, Inc.                                             2,891   26,164
    Richardson Electronics, Ltd.                                    500    3,020
*   Rightside Group, Ltd.                                           409    3,452
*   Rubicon Project, Inc. (The)                                   3,297   27,926
*   Rudolph Technologies, Inc.                                    3,224   73,991
#   Sabre Corp.                                                  14,890  364,805
*   salesforce.com, Inc.                                          8,775  694,102
    Science Applications International Corp.                      6,756  550,074
#*  ServiceNow, Inc.                                              4,331  392,475
*   ServiceSource International, Inc.                             4,898   25,959
*   ShoreTel, Inc.                                                5,165   35,897
*   Shutterstock, Inc.                                            1,512   81,346
*   Sigma Designs, Inc.                                           2,854   17,409
#*  Silver Spring Networks, Inc.                                  6,090   77,830
*   Sonus Networks, Inc.                                          4,779   30,490
#*  Splunk, Inc.                                                  3,364  194,641
    SS&C Technologies Holdings, Inc.                             15,528  498,915
*   Stamps.com, Inc.                                              1,146  139,296
*   StarTek, Inc.                                                 1,400   12,124
*   Super Micro Computer, Inc.                                    4,918  130,081
*   Sykes Enterprises, Inc.                                       6,556  183,109
    Symantec Corp.                                               13,943  384,130
#*  Synchronoss Technologies, Inc.                                5,296  204,002
*   Synopsys, Inc.                                               11,684  734,807
    Syntel, Inc.                                                  6,323  133,162
    Systemax, Inc.                                                1,146    9,718
*   Tableau Software, Inc. Class A                                2,139  102,330
#*  Take-Two Interactive Software, Inc.                          10,195  546,962
#*  Tangoe, Inc.                                                  2,857   20,799
    TE Connectivity, Ltd.                                         8,067  599,781
*   TechTarget, Inc.                                              1,309   11,532
*   Telenav, Inc.                                                 2,293   20,408
    TeleTech Holdings, Inc.                                       5,013  148,385
#*  Teradata Corp.                                               17,704  519,789
    Teradyne, Inc.                                               17,472  495,855
    Tessco Technologies, Inc.                                       626    8,889
    Tessera Holding Corp.                                         5,194  234,769
*   TiVo Corp.                                                   15,131  285,976
    Total System Services, Inc.                                  10,763  545,469
    TransAct Technologies, Inc.                                     300    2,070
    Travelport Worldwide, Ltd.                                   13,357  191,807
*   Travelzoo, Inc.                                                 800    7,320
#*  Trimble, Inc.                                                17,989  532,834
*   Twitter, Inc.                                                11,700  206,154
#*  Tyler Technologies, Inc.                                      1,600  233,632
*   Ubiquiti Networks, Inc.                                       6,969  434,866
#*  Ultimate Software Group, Inc. (The)                           1,151  222,903
*   Ultra Clean Holdings, Inc.                                    1,982   24,834
*   Ultratech, Inc.                                               2,196   56,920

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------ ------------
Information Technology -- (Continued)
*   Vantiv, Inc. Class A                                         11,001 $    684,702
*   VASCO Data Security International, Inc.                       4,089       62,153
*   Veeco Instruments, Inc.                                       3,146       81,009
*   VeriFone Systems, Inc.                                       15,634      284,070
*   Verint Systems, Inc.                                          5,727      213,903
#*  VeriSign, Inc.                                                3,682      295,333
#*  ViaSat, Inc.                                                  5,082      329,873
*   Viavi Solutions, Inc.                                        12,892      115,383
*   Virtusa Corp.                                                 1,604       40,870
#   Visa, Inc. Class A                                           85,321    7,056,900
*   Vishay Precision Group, Inc.                                    335        5,578
*   VMware, Inc. Class A                                          1,806      158,097
*   Web.com Group, Inc.                                           3,872       73,374
#*  WebMD Health Corp.                                            1,710       85,312
#   Western Union Co. (The)                                      32,709      640,442
#*  WEX, Inc.                                                     3,650      417,304
#*  Workday, Inc. Class A                                         2,468      205,066
*   Xcerra Corp.                                                  3,433       26,022
    Xerox Corp.                                                  54,362      376,729
    Xilinx, Inc.                                                 10,594      616,571
*   XO Group, Inc.                                                1,650       31,069
*   Yahoo!, Inc.                                                 14,276      629,143
#*  YuMe, Inc.                                                    2,900       10,324
#*  Zebra Technologies Corp. Class A                              6,971      583,264
*   Zedge, Inc. Class B                                             894        2,959
*   Zillow Group, Inc. Class A                                    2,300       82,754
#*  Zillow Group, Inc. Class C                                    2,789       98,675
*   Zix Corp.                                                     2,090        9,969
#*  Zynga, Inc. Class A                                          97,627      246,020
                                                                        ------------
Total Information Technology                                             184,454,248
                                                                        ------------
Materials -- (3.3%)
    A Schulman, Inc.                                              3,805      131,272
*   AdvanSix, Inc.                                                  927       23,815
    Albemarle Corp.                                               9,288      860,440
    American Vanguard Corp.                                       2,517       43,292
#   AptarGroup, Inc.                                              9,886      721,381
    Ashland Global Holdings, Inc.                                 4,100      488,023
    Avery Dennison Corp.                                         10,604      774,304
#*  Axalta Coating Systems, Ltd.                                 18,502      536,558
    Balchem Corp.                                                 3,875      330,305
#   Ball Corp.                                                    7,956      606,725
    Bemis Co., Inc.                                              11,032      537,479
*   Berry Plastics Group, Inc.                                    9,903      505,350
*   Boise Cascade Co.                                             2,041       50,617
    Celanese Corp. Series A                                       8,513      718,497
    Chase Corp.                                                   1,529      134,552
    Chemours Co. (The)                                           13,483      356,221
*   Chemtura Corp.                                                7,171      237,360
*   Clearwater Paper Corp.                                        1,194       75,103
*   Coeur Mining, Inc.                                            2,107       24,547
#   Compass Minerals International, Inc.                          3,978      332,561
*   Crown Holdings, Inc.                                          9,615      520,845

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                        SHARES   VALUE+
                                                                        ------ ----------
Materials -- (Continued)
#          Deltic Timber Corp.                                             200 $   15,194
           Domtar Corp.                                                  3,732    163,051
           Dow Chemical Co. (The)                                       23,712  1,413,947
           Ecolab, Inc.                                                 12,958  1,556,645
           EI du Pont de Nemours & Co.                                   7,926    598,413
*          Ferro Corp.                                                  11,360    160,630
           Ferroglobe P.L.C.                                             4,347     45,687
(degrees)* Ferroglobe Representation & Warranty Insurance Trust          4,347         --
*          Freeport-McMoRan, Inc.                                       23,643    393,656
           FutureFuel Corp.                                              4,222     54,844
*          GCP Applied Technologies, Inc.                                9,264    249,665
           Graphic Packaging Holding Co.                                44,860    561,199
           Greif, Inc. Class A                                           3,723    214,370
           Greif, Inc. Class B                                           1,339     95,337
           Hawkins, Inc.                                                 1,225     65,721
           HB Fuller Co.                                                 9,315    459,882
           Hecla Mining Co.                                             20,684    133,205
           Huntsman Corp.                                               32,062    653,744
*          Ingevity Corp.                                                4,455    247,653
           Innophos Holdings, Inc.                                       2,662    129,480
           Innospec, Inc.                                                2,986    213,051
#          International Flavors & Fragrances, Inc.                      4,248    497,908
           International Paper Co.                                       9,143    517,494
           KapStone Paper and Packaging Corp.                            6,286    150,738
           KMG Chemicals, Inc.                                             800     29,488
*          Kraton Corp.                                                  4,065    109,186
           Kronos Worldwide, Inc.                                          600      7,932
*          Louisiana-Pacific Corp.                                       7,446    142,442
*          LSB Industries, Inc.                                          1,000      8,510
           LyondellBasell Industries NV Class A                          5,921    552,252
           Materion Corp.                                                1,100     43,230
           Mercer International, Inc.                                    3,069     36,675
           Minerals Technologies, Inc.                                   4,788    383,758
#          Mosaic Co. (The)                                              7,044    220,970
           Myers Industries, Inc.                                        3,900     53,820
           Neenah Paper, Inc.                                            1,099     90,283
           NewMarket Corp.                                               1,300    560,521
           Newmont Mining Corp.                                          9,549    346,438
           Olin Corp.                                                   16,896    442,844
*          OMNOVA Solutions, Inc.                                        5,800     52,780
           Packaging Corp. of America                                    9,115    840,221
           PH Glatfelter Co.                                             2,575     62,856
#*         Platform Specialty Products Corp.                            39,910    484,507
#          PolyOne Corp.                                                10,767    367,262
           PPG Industries, Inc.                                         10,128  1,012,901
           Quaker Chemical Corp.                                         1,480    190,180
#          Rayonier Advanced Materials, Inc.                             5,936     80,551
*          Real Industry, Inc.                                              61        329
#          Royal Gold, Inc.                                              5,700    411,369
           RPM International, Inc.                                       9,436    493,125
           Schnitzer Steel Industries, Inc. Class A                      3,502     82,822
           Scotts Miracle-Gro Co. (The)                                 11,367  1,045,423
           Sealed Air Corp.                                             14,468    701,698

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                       SHARES    VALUE+
                                                                       ------- -----------
Materials -- (Continued)
          Sensient Technologies Corp.                                    4,995 $   383,366
          Sherwin-Williams Co. (The)                                     4,607   1,399,653
          Silgan Holdings, Inc.                                          7,720     451,697
#         Sonoco Products Co.                                           12,684     696,986
          Stepan Co.                                                     3,143     245,500
*         Synalloy Corp.                                                   300       3,585
*         Trecora Resources                                                500       6,200
          Tredegar Corp.                                                 2,773      61,699
          Trinseo SA                                                     6,645     430,264
          Valspar Corp. (The)                                            3,600     398,412
          Westlake Chemical Corp.                                        1,400      86,674
          WestRock Co.                                                  16,762     894,420
          Worthington Industries, Inc.                                   7,083     338,497
          WR Grace & Co.                                                 4,462     309,395
                                                                               -----------
Total Materials                                                                 31,161,482
                                                                               -----------
Real Estate -- (0.3%)
          Alexander & Baldwin, Inc.                                      5,763     256,569
#*        Altisource Portfolio Solutions SA                                510      14,535
*         CBRE Group, Inc. Class A                                      25,141     763,281
          Consolidated-Tomoka Land Co.                                     572      31,460
*         Forestar Group, Inc.                                           2,893      37,754
*         FRP Holdings, Inc.                                               837      32,643
          HFF, Inc. Class A                                              3,939     116,910
*         Howard Hughes Corp. (The)                                      3,335     355,544
          Jones Lang LaSalle, Inc.                                       7,297     751,810
          Kennedy-Wilson Holdings, Inc.                                  3,981      81,411
*         Marcus & Millichap, Inc.                                       1,763      45,432
          RE/MAX Holdings, Inc. Class A                                  1,510      84,635
          Realogy Holdings Corp.                                         7,434     192,615
          RMR Group, Inc. (The) Class A                                  2,376     113,573
*         St Joe Co. (The)                                               5,730      96,550
*         Stratus Properties, Inc.                                         321       9,823
*         Tejon Ranch Co.                                                1,795      42,416
                                                                               -----------
Total Real Estate                                                                3,026,961
                                                                               -----------
Telecommunication Services -- (2.7%)
          AT&T, Inc.                                                   245,523  10,351,250
          ATN International, Inc.                                        1,900     152,551
*         Boingo Wireless, Inc.                                          6,588      77,080
*         Cincinnati Bell, Inc.                                          5,521     126,707
#         Cogent Communications Holdings, Inc.                           8,077     337,619
#         Consolidated Communications Holdings, Inc.                     9,355     246,130
*         FairPoint Communications, Inc.                                 1,065      19,703
#         Frontier Communications Corp.                                 85,155     297,191
*         General Communication, Inc. Class A                            4,689      94,343
*         Hawaiian Telcom Holdco, Inc.                                   1,207      29,970
          IDT Corp. Class B                                              3,461      66,451
          Inteliquent, Inc.                                              5,821     133,301
*         Iridium Communications, Inc.                                   3,706      37,431
(degrees) Leap Wireless International, Inc.                              1,800       5,940
*         Lumos Networks Corp.                                           4,764      73,699

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                         SHARES     VALUE+
                                                                         ------- ------------
Telecommunication Services -- (Continued)
*           ORBCOMM, Inc.                                                  7,866 $     64,265
*           SBA Communications Corp.                                       3,083      324,517
            Shenandoah Telecommunications Co.                              8,286      225,793
            Spok Holdings, Inc.                                            3,028       62,225
#*          Sprint Corp.                                                  80,731      745,147
*           T-Mobile US, Inc.                                             22,482    1,399,954
            Telephone & Data Systems, Inc.                                17,525      537,141
*           United States Cellular Corp.                                   3,492      155,708
            Verizon Communications, Inc.                                 193,528    9,484,807
*           Vonage Holdings Corp.                                         34,964      247,895
*           Zayo Group Holdings, Inc.                                     13,441      429,574
                                                                                 ------------
Total Telecommunication Services                                                   25,726,392
                                                                                 ------------
Utilities -- (1.2%)
            American States Water Co.                                      6,271      274,544
            American Water Works Co., Inc.                                11,158      819,443
            Aqua America, Inc.                                            14,528      441,796
            Artesian Resources Corp. Class A                                 475       14,739
            Atmos Energy Corp.                                             5,668      431,788
            Avangrid, Inc.                                                 1,864       72,323
            California Water Service Group                                 8,268      285,246
            CenterPoint Energy, Inc.                                      17,018      446,042
            Chesapeake Utilities Corp.                                     2,050      134,070
            Connecticut Water Service, Inc.                                1,944      105,054
            Consolidated Edison, Inc.                                     10,116      752,125
            Consolidated Water Co., Ltd.                                     163        1,679
            Delta Natural Gas Co., Inc.                                      149        3,922
            Edison International                                          14,364    1,046,848
#           Eversource Energy                                             15,799      874,001
*           Genie Energy, Ltd. Class B                                       400        2,308
            Middlesex Water Co.                                            2,646      100,045
            New Jersey Resources Corp.                                    10,890      410,553
            Northwest Natural Gas Co.                                      3,262      192,132
            NRG Yield, Inc. Class A                                        5,815       94,494
#           NRG Yield, Inc. Class C                                       10,478      177,602
#           ONE Gas, Inc.                                                  6,603      426,686
#           Ormat Technologies, Inc.                                       9,177      492,805
            Pattern Energy Group, Inc.                                    13,599      268,444
            PG&E Corp.                                                    18,602    1,151,278
            SJW Corp.                                                      3,572      178,957
            South Jersey Industries, Inc.                                 13,568      447,744
            Southwest Gas Holdings, Inc.                                   6,001      483,501
            Spire, Inc.                                                    5,770      375,050
            UGI Corp.                                                     12,579      583,288
            WGL Holdings, Inc.                                             6,472      530,316
            York Water Co. (The)                                           1,961       70,204
                                                                                 ------------
Total Utilities                                                                    11,689,027
                                                                                 ------------
TOTAL COMMON STOCKS                                                               889,071,784
                                                                                 ------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Dyax Corp. Contingent Value Rights                             1,400        1,554
(degrees)#* Safeway Casa Ley Contingent Value Rights                      10,882       11,044

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                         SHARES      VALUE+
                                                                        --------- ------------
(degrees)* Safeway PDC, LLC Contingent Value Rights                        10,882 $        531
                                                                                  ------------
TOTAL RIGHTS/WARRANTS                                                                   13,129
                                                                                  ------------
TOTAL INVESTMENT SECURITIES                                                        889,084,913
                                                                                  ------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
           State Street Institutional U.S. Government Money Market
             Fund, 0.420%                                               1,811,479    1,811,479
                                                                                  ------------
SECURITIES LENDING COLLATERAL -- (6.9%)
(S)@       DFA Short Term Investment Fund                               5,671,455   65,630,074
                                                                                  ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $742,899,697)^^                               $956,526,466
                                                                                  ============

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                   ---------------------------------------------
                                                                     LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                                                   ------------ ----------- ------- ------------
Common Stocks
      Consumer Discretionary                                       $156,405,847 $     2,373   --    $156,408,220
      Consumer Staples                                               59,458,512          --   --      59,458,512
      Energy                                                         23,274,475          --   --      23,274,475
      Financials                                                    163,740,827          --   --     163,740,827
      Health Care                                                   109,982,064          --   --     109,982,064
      Industrials                                                   120,149,576          --   --     120,149,576
      Information Technology                                        184,454,248          --   --     184,454,248
      Materials                                                      31,161,482          --   --      31,161,482
      Real Estate                                                     3,026,961          --   --       3,026,961
      Telecommunication Services                                     25,720,452       5,940   --      25,726,392
      Utilities                                                      11,689,027          --   --      11,689,027
Rights/Warrants                                                              --      13,129   --          13,129
Temporary Cash Investments                                            1,811,479          --   --       1,811,479
Securities Lending Collateral                                                --  65,630,074   --      65,630,074
                                                                   ------------ -----------   --    ------------
TOTAL                                                              $890,874,950 $65,651,516   --    $956,526,466
                                                                   ============ ===========   ==    ============

                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                 SHARES   VALUE++
                                                                 ------- ----------
COMMON STOCKS -- (94.5%)
AUSTRALIA -- (5.2%)
    ALS, Ltd.                                                     25,912 $  116,478
#   Altium, Ltd.                                                   3,254     19,942
    Amcor, Ltd.                                                   59,472    645,510
    AMP, Ltd.                                                    298,649  1,133,543
    Ansell, Ltd.                                                  13,362    240,844
#   AP Eagers, Ltd.                                                1,880     13,711
    APA Group                                                     35,039    223,833
*   APN News & Media, Ltd.                                        27,348     52,713
#   APN Outdoor Group, Ltd.                                       17,030     72,782
#   ARB Corp., Ltd.                                                2,584     31,784
    Aristocrat Leisure, Ltd.                                      18,229    211,398
#*  Arrium, Ltd.                                                  76,376         --
    ASX, Ltd.                                                      3,450    130,580
    AUB Group, Ltd.                                                3,526     27,987
*   Ausdrill, Ltd.                                                 7,076      7,509
    Austal, Ltd.                                                  14,433     17,533
    Australia & New Zealand Banking Group, Ltd.                   47,719  1,060,239
    Australian Pharmaceutical Industries, Ltd.                    40,511     58,019
    Automotive Holdings Group, Ltd.                                7,743     22,974
    Aveo Group                                                    38,426     92,953
*   AWE, Ltd.                                                     43,671     19,251
    Bank of Queensland, Ltd.                                      17,984    163,394
    Bapcor, Ltd.                                                   7,524     31,299
    Beach Energy, Ltd.                                           178,030    101,609
#   Bellamy's Australia, Ltd.                                      3,871     12,425
    Bendigo & Adelaide Bank, Ltd.                                 19,171    182,574
*   Billabong International, Ltd.                                  7,680      7,924
#   Blackmores, Ltd.                                               1,762    154,533
    Boral, Ltd.                                                   25,058    110,739
*   Bradken, Ltd.                                                  7,516     18,357
    Brambles, Ltd.                                                62,980    497,732
#   Breville Group, Ltd.                                           7,392     46,826
    BT Investment Management, Ltd.                                12,399     88,110
#   Cabcharge Australia, Ltd.                                      4,103     11,370
    Caltex Australia, Ltd.                                        19,384    420,684
#*  Cardno, Ltd.                                                  10,999      9,474
    carsales.com, Ltd.                                            18,945    150,135
#   Cash Converters International, Ltd.                           25,015      6,744
    Challenger, Ltd.                                              50,757    424,704
    CIMIC Group, Ltd.                                              2,779     72,334
    Coca-Cola Amatil, Ltd.                                        30,751    227,414
    Cochlear, Ltd.                                                 4,720    448,372
    Collins Foods, Ltd.                                            4,486     20,493
    Commonwealth Bank of Australia                                52,257  3,237,847
    Computershare, Ltd.                                           36,247    354,498
    Cover-More Group, Ltd.                                         6,792      9,892
    Credit Corp. Group, Ltd.                                       3,408     45,361
    Crown Resorts, Ltd.                                            6,025     52,120
#   CSG, Ltd.                                                     21,603     12,778
    CSL, Ltd.                                                     10,052    856,933
    CSR, Ltd.                                                     35,706    119,569

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
AUSTRALIA -- (Continued)
    Decmil Group, Ltd.                                            10,092 $    8,006
#   Domino's Pizza Enterprises, Ltd.                               4,869    219,659
    Downer EDI, Ltd.                                              38,407    180,781
    DuluxGroup, Ltd.                                              53,204    245,212
    Eclipx Group, Ltd.                                             3,530     10,026
#*  Elders, Ltd.                                                   3,495     11,267
#*  Energy Resources of Australia, Ltd.                            5,657      2,962
#   EQT Holdings, Ltd.                                               700      9,824
    Event Hospitality and Entertainment, Ltd.                      4,728     52,909
#   Evolution Mining, Ltd.                                        94,190    153,185
    Fairfax Media, Ltd.                                          189,432    122,252
    FlexiGroup, Ltd.                                              14,880     25,763
#   Fortescue Metals Group, Ltd.                                 187,507    948,840
    GrainCorp, Ltd. Class A                                       15,318    110,438
    Greencross, Ltd.                                               5,260     26,295
#   GUD Holdings, Ltd.                                             8,605     63,375
    GWA Group, Ltd.                                               21,997     43,752
    Hansen Technologies, Ltd.                                      7,136     20,906
    Healthscope, Ltd.                                             67,266    111,706
*   Hills, Ltd.                                                    5,399      1,394
    Iluka Resources, Ltd.                                         21,083    120,994
*   Imdex, Ltd.                                                   15,311      7,903
#   IMF Bentham, Ltd.                                              7,011      9,313
    Independence Group NL                                         43,098    123,872
*   Infigen Energy                                                93,342     70,887
    Infomedia, Ltd.                                               21,693     11,939
    Insurance Australia Group, Ltd.                               66,145    289,479
    InvoCare, Ltd.                                                 6,143     61,909
#   IOOF Holdings, Ltd.                                           16,295    112,553
    IRESS, Ltd.                                                   11,589     99,385
#   iSentia Group, Ltd.                                           11,748     23,373
    JB Hi-Fi, Ltd.                                                 9,745    204,407
    LendLease Group                                               27,961    298,993
    Link Administration Holdings, Ltd.                             1,804     10,502
*   Macmahon Holdings, Ltd.                                       77,872      9,161
    Macquarie Atlas Roads Group                                   15,803     60,175
    Macquarie Group, Ltd.                                         12,831    823,963
    Magellan Financial Group, Ltd.                                10,824    193,093
#*  Mayne Pharma Group, Ltd.                                     131,054    125,346
    McMillan Shakespeare, Ltd.                                    12,863    102,256
    McPherson's, Ltd.                                              5,484      4,317
    Medibank Pvt, Ltd.                                           208,230    426,733
#*  Metcash, Ltd.                                                147,795    236,317
    Mineral Resources, Ltd.                                       24,453    228,323
    Monadelphous Group, Ltd.                                      13,853    109,330
*   Mount Gibson Iron, Ltd.                                       33,294      9,592
    MYOB Group, Ltd.                                               4,986     12,860
    National Australia Bank, Ltd.                                 83,000  1,908,677
    New Hope Corp., Ltd.                                          25,237     30,664
    Newcrest Mining, Ltd.                                         23,283    381,822
    nib holdings, Ltd.                                            38,153    133,320
#   Nine Entertainment Co. Holdings, Ltd.                         71,399     53,938
    Northern Star Resources, Ltd.                                 51,448    149,671

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
AUSTRALIA -- (Continued)
    Nufarm, Ltd.                                                  19,699 $134,174
#   OFX Group, Ltd.                                               11,900   15,086
    Oil Search, Ltd.                                              15,983   83,472
    oOh!media, Ltd.                                                6,055   20,525
    Orica, Ltd.                                                   21,541  306,637
    Orora, Ltd.                                                  120,598  260,942
    OZ Minerals, Ltd.                                             12,650   86,318
    Pact Group Holdings, Ltd.                                     15,432   76,506
#*  Paladin Energy, Ltd.                                          41,883    3,976
    Peet, Ltd.                                                     8,746    6,862
    Perpetual, Ltd.                                                3,321  117,930
#*  Perseus Mining, Ltd.                                          19,074    4,874
#   Platinum Asset Management, Ltd.                               21,752   82,414
    Premier Investments, Ltd.                                      6,067   59,392
    Primary Health Care, Ltd.                                     49,378  140,525
    Prime Media Group, Ltd.                                          500      116
    QBE Insurance Group, Ltd.                                     50,646  480,488
#   Qube Holdings, Ltd.                                           49,033   85,581
#*  Ramelius Resources, Ltd.                                      11,958    5,463
    Ramsay Health Care, Ltd.                                       7,194  364,630
    RCR Tomlinson, Ltd.                                            8,195   18,080
#   REA Group, Ltd.                                                5,384  214,944
    Reckon, Ltd.                                                   5,948    7,275
    Reece, Ltd.                                                      443   14,975
#   Regis Healthcare, Ltd.                                         1,128    3,737
#   Resolute Mining, Ltd.                                         21,253   23,652
#   Retail Food Group, Ltd.                                        6,557   32,043
    Ridley Corp., Ltd.                                            19,171   18,700
    Sandfire Resources NL                                         16,927   84,700
#*  Saracen Mineral Holdings, Ltd.                                69,740   56,384
    Seek, Ltd.                                                    57,847  634,038
*   Senex Energy, Ltd.                                            26,881    5,708
#   Seven Group Holdings, Ltd.                                     6,241   34,661
    Seven West Media, Ltd.                                       111,498   68,572
    SG Fleet Group, Ltd.                                           6,145   15,955
    Sigma Pharmaceuticals, Ltd.                                   42,972   39,278
#*  Silex Systems, Ltd.                                            1,748      921
#*  Silver Lake Resources, Ltd.                                    2,487    1,269
    Sims Metal Management, Ltd.                                   24,620  209,228
    Sims Metal Management, Ltd. Sponsored ADR                        819    6,890
    Sirtex Medical, Ltd.                                           5,204   55,475
#*  Slater & Gordon, Ltd.                                         11,800    2,283
    SmartGroup Corp., Ltd.                                         3,728   18,248
    SMS Management & Technology, Ltd.                              9,090    9,577
    Sonic Healthcare, Ltd.                                        17,844  281,423
    Southern Cross Media Group, Ltd.                              95,549  106,539
    Spark Infrastructure Group                                     9,647   17,146
    SpeedCast International, Ltd.                                 20,207   55,078
    Spotless Group Holdings, Ltd.                                 48,285   34,456
*   St Barbara, Ltd.                                              53,797   95,237
    Star Entertainment Grp, Ltd. (The)                            28,783  104,270
    Steadfast Group, Ltd.                                         41,614   72,333
    Suncorp Group, Ltd.                                           43,707  432,128

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
AUSTRALIA -- (Continued)
*   Sundance Energy Australia, Ltd.                               49,981 $     7,608
#   Super Retail Group, Ltd.                                       7,533      55,698
    Sydney Airport                                                25,034     111,092
    Tabcorp Holdings, Ltd.                                        88,568     318,335
    Tassal Group, Ltd.                                             9,649      33,808
    Tatts Group, Ltd.                                            112,036     368,845
    Technology One, Ltd.                                          24,280      94,891
#*  Ten Network Holdings, Ltd.                                     5,478       3,742
#   TFS Corp., Ltd.                                               11,448      13,644
    Thorn Group, Ltd.                                             17,790      23,343
*   Tiger Resources, Ltd.                                         41,785       1,237
#   TPG Telecom, Ltd.                                             16,349      80,316
    Transurban Group                                              48,318     373,889
    Treasury Wine Estates, Ltd.                                   26,621     234,851
    Virtus Health, Ltd.                                            2,176       8,454
#   Vocus Group, Ltd.                                             59,862     183,579
    Webjet, Ltd.                                                   5,776      49,477
#*  Western Areas, Ltd.                                           12,587      23,501
    Westpac Banking Corp.                                         98,718   2,376,485
    Westpac Banking Corp. Sponsored ADR                           13,060     315,268
#*  WorleyParsons, Ltd.                                           31,739     238,651
    WPP AUNZ, Ltd.                                                25,450      20,492
                                                                         -----------
TOTAL AUSTRALIA                                                           30,957,766
                                                                         -----------
AUSTRIA -- (0.5%)
#   Agrana Beteiligungs AG                                            20       2,582
    ANDRITZ AG                                                     6,386     345,162
    Atrium European Real Estate, Ltd.                              7,943      33,353
    BUWOG AG                                                       8,455     201,757
#   DO & CO AG                                                       463      28,970
    Erste Group Bank AG                                           11,036     336,390
    Flughafen Wien AG                                                372      10,516
    IMMOFINANZ AG                                                 61,164     112,322
    Kapsch TrafficCom AG                                             369      15,182
    Lenzing AG                                                       217      31,003
    Mayr Melnhof Karton AG                                           188      21,214
    Oesterreichische Post AG                                       3,015     109,068
    OMV AG                                                        12,177     426,172
    Palfinger AG                                                     699      23,535
    Porr Ag                                                          822      35,630
*   Raiffeisen Bank International AG                               7,792     173,544
    Rosenbauer International AG                                      124       7,084
    S IMMO AG                                                      2,929      33,995
    Schoeller-Bleckmann Oilfield Equipment AG                        340      25,622
    Semperit AG Holding                                              381      11,980
    Strabag SE                                                       904      33,114
    Telekom Austria AG                                            12,889      79,362
    UNIQA Insurance Group AG                                      13,869     114,375
    Vienna Insurance Group AG Wiener Versicherung Gruppe           3,481      84,836
    Voestalpine AG                                                 2,753     116,736
    Wienerberger AG                                               12,254     236,544

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
AUSTRIA -- (Continued)
    Zumtobel Group AG                                             1,484 $   24,930
                                                                        ----------
TOTAL AUSTRIA                                                            2,674,978
                                                                        ----------
BELGIUM -- (0.9%)
#*  Ablynx NV                                                     1,745     22,492
    Ageas                                                        17,524    750,334
*   AGFA-Gevaert NV                                              23,139     91,269
    Banque Nationale de Belgique                                      8     24,869
    Barco NV                                                        730     63,510
    bpost SA                                                      9,489    229,544
    Cie d'Entreprises CFE                                           624     68,917
*   Cie Immobiliere de Belgique SA                                   49      2,935
    Colruyt SA                                                    9,172    448,888
    D'ieteren SA                                                  2,070     93,515
    Deceuninck NV                                                 4,912     11,659
    Econocom Group SA                                             4,010     60,559
    Euronav NV                                                    2,543     19,859
    EVS Broadcast Equipment SA                                      693     23,951
#*  Fagron                                                        3,574     34,898
*   Galapagos NV                                                  2,035    132,615
    Gimv NV                                                         541     30,194
#   Ion Beam Applications                                         2,084     88,616
    KBC Group NV                                                 10,043    652,263
    Kinepolis Group NV                                            1,425     68,386
    Lotus Bakeries                                                   11     29,191
    Melexis NV                                                      824     61,938
#*  Nyrstar NV                                                    3,261     27,582
    Ontex Group NV                                                6,905    209,100
*   Orange Belgium SA                                             4,289     96,793
    Proximus SADP                                                20,546    590,074
    Recticel SA                                                   2,769     20,649
    Resilux                                                         110     19,554
    Sioen Industries NV                                             344     10,870
*   Telenet Group Holding NV                                      4,733    253,972
*   Tessenderlo Chemie NV                                         2,212     82,205
*   ThromboGenics NV                                              1,084      3,978
    UCB SA                                                        4,253    293,755
    Umicore SA                                                   13,290    744,432
    Van de Velde NV                                                 285     19,935
                                                                        ----------
TOTAL BELGIUM                                                            5,383,301
                                                                        ----------
CANADA -- (8.0%)
*   5N Plus, Inc.                                                 1,597      2,172
    Absolute Software Corp.                                       3,100     16,676
    Acadian Timber Corp.                                            600      7,995
    Aecon Group, Inc.                                             5,564     69,483
*   Africa Oil Corp.                                             13,871     28,248
    Ag Growth International, Inc.                                   500     20,961
    AGF Management, Ltd. Class B                                  4,402     20,467
    Agnico Eagle Mines, Ltd.(2009823)                             8,098    386,277
    Agnico Eagle Mines, Ltd.(008474108)                           1,200     57,240
    Agrium, Inc.(008916108)                                       3,031    311,920

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
CANADA -- (Continued)
    Agrium, Inc.(2213538)                                          5,112 $  526,502
    AGT Food & Ingredients, Inc.                                     700     19,156
    Aimia, Inc.                                                   40,823    267,604
    AirBoss of America Corp.                                         900      9,192
*   Alacer Gold Corp.                                             24,051     44,359
    Alamos Gold, Inc. Class A(011532108)                           3,328     24,963
    Alamos Gold, Inc. Class A(BZ3DNP6)                            13,433    100,754
#   Alaris Royalty Corp.                                           2,089     35,270
    Algonquin Power & Utilities Corp.                             13,900    120,814
    Alimentation Couche-Tard, Inc. Class B                        15,370    704,097
#   AltaGas, Ltd.                                                  3,433     81,653
    Altus Group, Ltd.                                              1,600     36,703
#*  Amaya, Inc.                                                    1,783     24,458
    Andrew Peller, Ltd. Class A                                    4,800     39,248
*   Argonaut Gold, Inc.                                            4,400      8,217
*   Asanko Gold, Inc.                                             10,852     39,780
*   ATS Automation Tooling Systems, Inc.                           4,950     49,947
*   AuRico Metals, Inc.(05157J108)                                 1,541      1,352
*   AuRico Metals, Inc.(BYR52G5)                                   4,409      3,897
#   AutoCanada, Inc.                                               1,755     34,203
#*  Avigilon Corp.                                                 1,000     11,082
*   B2Gold Corp.                                                  60,760    184,440
#   Badger Daylighting, Ltd.                                       2,900     73,500
#   Bank of Montreal(2076009)                                     24,263  1,835,318
    Bank of Montreal(063671101)                                    1,698    128,420
    Bank of Nova Scotia (The)(064149107)                           6,491    388,032
    Bank of Nova Scotia (The)(2076281)                            37,593  2,246,479
    Barrick Gold Corp.                                             6,163    113,646
    BCE, Inc.(B188TH2)                                             2,614    117,838
    BCE, Inc.(05534B760)                                           5,779    260,749
    Bird Construction, Inc.                                        1,100      7,490
#   Black Diamond Group, Ltd.                                      1,100      4,556
*   BlackBerry, Ltd.(09228F103)                                   23,242    164,089
*   BlackBerry, Ltd.(BCBHZ31)                                     12,674     89,412
*   BlackPearl Resources, Inc.                                    23,979     28,563
*   Bombardier, Inc. Class A                                      12,800     25,280
*   Bombardier, Inc. Class B                                     167,796    321,085
    Boralex, Inc. Class A                                          2,700     41,167
*   BRP, Inc.                                                      1,887     38,124
    CAE, Inc.(2162760)                                            46,008    653,393
    CAE, Inc.(124765108)                                           9,562    135,780
#   Calfrac Well Services, Ltd.                                    3,616     11,755
    Cameco Corp.(2166160)                                         16,400    208,836
    Cameco Corp.(13321L108)                                       11,188    142,647
*   Canaccord Genuity Group, Inc.                                  6,570     22,165
    Canadian Energy Services & Technology Corp.                   10,381     61,508
    Canadian Imperial Bank of Commerce(2170525)                    9,829    837,004
    Canadian Imperial Bank of Commerce(136069101)                  4,702    400,610
#   Canadian Tire Corp., Ltd. Class A                              4,699    499,746
    Canadian Western Bank                                          4,282     97,371
    Canexus Corp.                                                  3,600      4,510
*   Canfor Corp.                                                   2,714     29,429
    Canyon Services Group, Inc.                                    8,100     38,905

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
CANADA -- (Continued)
*   Capstone Mining Corp.                                        19,300 $ 21,506
    Cascades, Inc.                                                6,600   60,104
    CCL Industries, Inc. Class B                                  3,815  785,135
*   Celestica, Inc.(2263362)                                      2,222   30,856
*   Celestica, Inc.(15101Q108)                                    2,929   40,655
    Centerra Gold, Inc.                                          13,949   68,926
*   Cequence Energy, Ltd.                                         4,200    1,065
*   CGI Group, Inc. Class A(39945C109)                            7,506  360,964
*   CGI Group, Inc. Class A(2159740)                              2,600  125,020
*   China Gold International Resources Corp., Ltd.               19,318   38,896
#   CI Financial Corp.                                           26,200  547,658
    Cineplex, Inc.                                                5,335  214,794
    Clearwater Seafoods, Inc.                                     1,100    8,555
    Cogeco Communications, Inc.                                   1,200   65,476
    Cogeco, Inc.                                                    529   25,164
    Colliers International Group, Inc.                            2,981  109,160
    Computer Modelling Group, Ltd.                                7,976   57,433
#   Concordia International Corp.                                 4,800    8,927
    Constellation Software, Inc.                                  1,435  648,140
#*  Copper Mountain Mining Corp.                                 14,100   12,678
#   Corus Entertainment, Inc. Class B                            17,152  170,301
    Cott Corp.(2228952)                                          11,072  117,506
    Cott Corp.(22163N106)                                         3,900   41,340
#*  Delphi Energy Corp.                                           4,200    4,712
#*  Denison Mines Corp.                                          41,771   31,138
*   Descartes Systems Group, Inc. (The)                           2,800   61,132
*   Detour Gold Corp.                                             8,313  112,757
    DH Corp.                                                     10,479  185,300
    DHX Media, Ltd.                                               3,721   19,288
    Dollarama, Inc.                                               5,672  429,568
    Dominion Diamond Corp.                                        3,300   33,044
    Dorel Industries, Inc. Class B                                3,301   91,325
*   Dundee Precious Metals, Inc.                                  3,100    7,004
#   ECN Capital Corp.                                            16,220   37,893
*   Eldorado Gold Corp.                                          34,327  121,348
    Element Fleet Management Corp.                               16,220  157,681
    Empire Co., Ltd. Class A                                     22,672  283,128
#   Enbridge Income Fund Holdings, Inc.                           2,700   70,942
    Enbridge, Inc.(2466149)                                      18,597  791,757
    Enbridge, Inc.(29250N105)                                     9,055  385,743
*   Endeavour Mining Corp.                                        2,728   52,125
    Enerflex, Ltd.                                                9,065  127,694
*   Energy Fuels, Inc.                                              205      451
    Enghouse Systems, Ltd.                                        2,000   78,202
    Ensign Energy Services, Inc.                                 11,544   78,690
    Equitable Group, Inc.                                           600   27,412
*   Essential Energy Services Trust                              12,100    7,160
    Evertz Technologies, Ltd.                                     3,500   46,263
#   Exchange Income Corp.                                           400   12,302
    Exco Technologies, Ltd.                                       2,224   17,570
#   Extendicare, Inc.                                             4,400   34,963
    Fairfax Financial Holdings, Ltd.                              1,000  467,243
    Fiera Capital Corp.                                           1,000   10,198

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
CANADA -- (Continued)
    Finning International, Inc.                                   15,196 $307,599
    First Capital Realty, Inc.                                    10,400  165,441
    First National Financial Corp.                                   700   15,557
    First Quantum Minerals, Ltd.                                  48,428  610,721
    FirstService Corp.                                             3,015  150,489
#   Gamehost, Inc.                                                   900    7,919
#   Genworth MI Canada, Inc.                                       2,636   66,100
    George Weston, Ltd.                                            3,100  264,390
    Gluskin Sheff + Associates, Inc.                               1,900   26,677
    GMP Capital, Inc.                                              1,837    5,859
    Goldcorp, Inc.(380956409)                                     13,015  210,453
    Goldcorp, Inc.(2676302)                                       15,040  243,183
*   Golden Star Resources, Ltd.                                    2,800    2,388
*   Gran Tierra Energy, Inc.                                       4,015   10,306
    Granite Oil Corp.                                              1,300    5,125
*   Great Canadian Gaming Corp.                                    2,400   46,903
    Great-West Lifeco, Inc.                                       11,500  315,151
    Guardian Capital Group, Ltd. Class A                             950   17,901
*   Guyana Goldfields, Inc.                                        2,534   12,580
*   Heroux-Devtek, Inc.                                            2,177   24,208
    High Liner Foods, Inc.                                         1,530   22,505
#   Home Capital Group, Inc.                                       4,800  109,667
    Horizon North Logistics, Inc.                                  2,100    3,260
    HudBay Minerals, Inc.                                         11,516   90,181
    Hudson's Bay Co.                                               2,700   20,749
*   Husky Energy, Inc.                                                81    1,045
*   IAMGOLD Corp.                                                 17,000   78,647
    IGM Financial, Inc.                                            7,600  233,563
*   Indigo Books & Music, Inc.                                     1,191   16,127
    Industrial Alliance Insurance & Financial Services, Inc.      13,602  572,303
    Innergex Renewable Energy, Inc.                               11,671  123,683
    Intact Financial Corp.                                         4,400  321,263
#   Inter Pipeline, Ltd.                                           5,699  123,593
*   Interfor Corp.                                                 2,042   21,672
    Intertape Polymer Group, Inc.                                  5,600  102,123
*   Ithaca Energy, Inc.                                           25,634   34,474
*   Ivanhoe Mines, Ltd. Class A                                   33,600  102,511
    Jean Coutu Group PJC, Inc. (The) Class A                       5,900   92,722
    K-Bro Linen, Inc.                                                600   19,016
    Keyera Corp.                                                   4,265  125,205
*   Kinross Gold Corp.(496902404)                                  7,386   28,805
*   Kinross Gold Corp.(B03Z841)                                  113,985  444,114
*   Kirkland Lake Gold, Ltd.                                       8,596   61,634
*   Klondex Mines, Ltd.                                            6,099   30,185
*   Knight Therapeutics, Inc.                                      9,682   76,489
    Laurentian Bank of Canada                                      1,844   83,410
    Leon's Furniture, Ltd.                                           536    7,855
    Linamar Corp.                                                  3,357  147,592
#   Liquor Stores N.A., Ltd.                                       2,065   16,123
    Loblaw Cos., Ltd.                                              7,910  415,719
    Lucara Diamond Corp.                                          13,875   31,349
*   Lundin Mining Corp.                                           37,000  226,336
    MacDonald Dettwiler & Associates, Ltd.                         3,543  196,230

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
CANADA -- (Continued)
    Magellan Aerospace Corp.                                      2,300 $   31,409
    Magna International, Inc.(2554475)                            8,200    354,719
    Magna International, Inc.(559222401)                          2,799    121,141
*   Mainstreet Equity Corp.                                         540     13,840
*   Major Drilling Group International, Inc.                      5,800     35,079
    Mandalay Resources Corp.                                      2,500      1,691
    Manitoba Telecom Services, Inc.                               2,700     77,934
    Manulife Financial Corp.(56501R106)                          12,466    238,849
    Manulife Financial Corp.(2492519)                            61,266  1,174,706
#   Medical Facilities Corp.                                      1,300     18,942
#*  Merus Labs International, Inc.                                6,924      5,587
    Metro, Inc.                                                  11,773    357,646
*   Mitel Networks Corp.                                          6,900     47,882
    Morguard Corp.                                                  253     33,656
#   Morneau Shepell, Inc.                                         8,101    115,733
    MTY Food Group, Inc.                                            300     10,900
    Mullen Group, Ltd.                                           15,989    230,389
    National Bank of Canada                                      29,375  1,268,007
    Nevsun Resources, Ltd.                                        3,438     10,864
    New Flyer Industries, Inc.                                    3,678    117,866
*   New Gold, Inc.                                               35,198     93,861
#   Newalta Corp.                                                 5,580      9,991
    Norbord, Inc.                                                   900     22,340
    North American Energy Partners, Inc.                          1,900      9,880
    North West Co., Inc. (The)                                    4,605    103,619
#   Northern Blizzard Resources, Inc.                             3,700     10,947
    OceanaGold Corp.                                             51,578    179,160
    Open Text Corp.(683715106)                                    8,020    274,845
    Open Text Corp.(2260824)                                      5,600    191,680
    Osisko Gold Royalties, Ltd.                                  12,800    140,468
    Pan American Silver Corp.(697900108)                          5,816    113,587
    Pan American Silver Corp.(2669272)                            4,500     87,700
#   Parkland Fuel Corp.                                           7,500    156,542
    Pason Systems, Inc.                                             100      1,463
    Pembina Pipeline Corp.                                        3,500    108,584
#   PHX Energy Services Corp.                                     2,100      6,504
#   Pizza Pizza Royalty Corp.                                       856     11,413
*   Platinum Group Metals, Ltd.                                   3,900      6,654
*   Precision Drilling Corp.(74022D308)                          12,221     68,926
*   Precision Drilling Corp.(B5YPLH9)                            23,633    132,944
    Premium Brands Holdings Corp.                                 1,600     85,739
#*  Primero Mining Corp.                                          7,744      5,832
    Quebecor, Inc. Class B                                        8,609    259,279
*   Questerre Energy Corp. Class A                                7,500      4,035
    Reitmans Canada, Ltd. Class A                                   700      3,255
    Restaurant Brands International, Inc.                         7,900    387,517
    Richelieu Hardware, Ltd.                                      2,553     53,463
    Ritchie Bros Auctioneers, Inc.(767744105)                     4,100    133,004
    Ritchie Bros Auctioneers, Inc.(2345390)                       5,162    167,326
#*  RMP Energy, Inc.                                              7,100      4,256
    Rogers Communications, Inc. Class B(2169051)                  3,000    130,144
    Rogers Communications, Inc. Class B(775109200)               12,677    550,182
#   Rogers Sugar, Inc.                                            5,600     28,576

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
CANADA -- (Continued)
    Royal Bank of Canada(780087102)                              15,119 $1,086,603
    Royal Bank of Canada(2754383)                                28,779  2,069,213
    Russel Metals, Inc.                                           2,600     53,948
*   Sandstorm Gold, Ltd.                                         11,400     50,287
    Sandvine Corp.                                                9,200     19,938
    Saputo, Inc.                                                  6,564    241,676
*   Savanna Energy Services Corp.                                 4,268      6,560
*   Sears Canada, Inc.                                              100        143
    Secure Energy Services, Inc.                                 16,700    138,605
*   SEMAFO, Inc.                                                 33,500    124,861
    Shaw Communications, Inc. Class B(82028K200)                  7,734    166,977
    Shaw Communications, Inc. Class B(2801836)                   24,250    523,110
    ShawCor, Ltd.                                                 7,300    203,923
*   Sherritt International Corp.                                 15,914     17,611
    Sienna Senior Living, Inc.                                    1,738     22,799
*   Sierra Wireless, Inc.(2418968)                                1,500     26,225
*   Sierra Wireless, Inc.(826516106)                                995     17,462
*   Silver Standard Resources, Inc.                               4,994     52,770
    Silver Wheaton Corp.(828336107)                              13,163    291,297
    Silver Wheaton Corp.(B058ZX6)                                11,900    263,103
    SNC-Lavalin Group, Inc.                                      10,949    471,869
*   Spartan Energy Corp.                                          8,000     17,522
    Sprott, Inc.                                                  9,600     16,968
    Stantec, Inc.(85472N109)                                      2,509     67,241
    Stantec, Inc.(2854238)                                        8,658    232,078
    Stella-Jones, Inc.                                            2,071     63,662
#   Stuart Olson, Inc.                                            1,000      4,035
#   Student Transportation, Inc.                                  2,312     12,668
    Sun Life Financial, Inc.(866796105)                           4,997    197,182
    Sun Life Financial, Inc.(2566124)                            14,911    588,533
*   SunOpta, Inc.(8676EP108)                                      3,796     26,572
*   SunOpta, Inc.(2817510)                                        3,100     21,655
#   Superior Plus Corp.                                          12,238    120,946
    Tahoe Resources, Inc.(873868103)                              1,089      9,953
    Tahoe Resources, Inc.(B5B9KV1)                               22,700    207,069
*   Taseko Mines, Ltd.                                            5,100      7,525
    TELUS Corp.                                                   4,708    157,169
*   Tembec, Inc.                                                    500      1,153
*   Teranga Gold Corp.                                           21,700     14,675
    TFI International, Inc.                                       4,857    131,461
    Thomson Reuters Corp.(2126067)                                4,597    206,130
    Thomson Reuters Corp.(2889371)                                6,229    279,222
    TMX Group, Ltd.                                               1,626     86,070
    Toromont Industries, Ltd.                                     7,500    242,940
    Toronto-Dominion Bank (The)(2897222)                         32,240  1,670,162
    Toronto-Dominion Bank (The)(891160509)                       10,509    544,051
    Torstar Corp. Class B                                         1,400      2,055
    Total Energy Services, Inc.                                   4,400     49,977
#   TransAlta Renewables, Inc.                                   11,200    127,385
    Transcontinental, Inc. Class A                                5,200     86,597
    TransGlobe Energy Corp.                                       3,755      6,320
*   Trevali Mining Corp.                                         15,000     14,640
*   Trican Well Service, Ltd.                                    23,100     86,808

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------ -----------
CANADA -- (Continued)
    Trinidad Drilling, Ltd.                                      16,758 $    37,476
    Uni-Select, Inc.                                              3,019      68,814
*   Valeant Pharmaceuticals International, Inc.                  43,900     605,913
    Valener, Inc.                                                 4,200      66,038
    Veresen, Inc.                                                 6,400      65,070
    Wajax Corp.                                                     900      16,994
    Waste Connections, Inc.                                         610      48,949
    West Fraser Timber Co., Ltd.                                  4,693     160,274
    Western Energy Services Corp.                                 3,100       7,147
    Western Forest Products, Inc.                                13,082      18,699
    WestJet Airlines, Ltd.                                        1,100      18,564
    Westshore Terminals Investment Corp.                          8,853     173,556
    Wi-LAN, Inc.                                                  9,000      14,732
    Winpak, Ltd.                                                  2,811     101,336
    WSP Global, Inc.                                             11,445     402,653
*   Xtreme Drilling Corp.                                           500       1,041
    Yamana Gold, Inc.(98462Y100)                                  1,399       4,631
    Yamana Gold, Inc.(2219279)                                   65,872     217,675
*   Yellow Pages, Ltd.                                            2,947      40,539
                                                                        -----------
TOTAL CANADA                                                             47,179,990
                                                                        -----------
CHINA -- (0.0%)
*   Hanfeng Evergreen, Inc.                                       2,300          --
                                                                        -----------
DENMARK -- (2.1%)
    ALK-Abello A.S.                                                 328      48,380
    Alm Brand A.S.                                                7,943      62,367
    Ambu A.S. Class B                                             1,528      65,379
*   Bang & Olufsen A.S.                                           2,144      31,346
#*  Bavarian Nordic A.S.                                          1,516      59,772
    Chr Hansen Holding A.S.                                       9,568     584,068
    Coloplast A.S. Class B                                        3,527     252,905
#*  D/S Norden A.S.                                                 884      15,724
    Danske Bank A.S.                                             23,660     789,167
    FLSmidth & Co. A.S.                                           5,451     253,686
*   Genmab A.S.                                                   1,831     354,592
    GN Store Nord A.S.                                           12,906     288,265
#*  H Lundbeck A.S.                                               2,698     115,876
    IC Group A.S.                                                   435       9,028
    ISS A.S.                                                     14,760     525,580
*   Jeudan A.S.                                                     126      12,727
    Jyske Bank A.S.                                               6,702     345,284
    Matas A.S.                                                    2,945      42,945
    NKT Holding A.S.                                              2,687     207,742
    Novo Nordisk A.S. Class B                                    70,271   2,539,575
    Novo Nordisk A.S. Sponsored ADR                              14,665     530,433
    Novozymes A.S. Class B                                       13,938     543,305
    Pandora A.S.                                                  6,746     884,055
    Per Aarsleff Holding A.S.                                     1,760      45,517
    Ringkjoebing Landbobank A.S.                                    242      52,711
    Royal Unibrew A.S.                                            3,508     133,084
    Schouw & Co. AB                                               1,372     103,599
    SimCorp A.S.                                                  3,615     185,267

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------ -----------
DENMARK -- (Continued)
    Solar A.S. Class B                                              915 $    49,425
    Spar Nord Bank A.S.                                           5,069      59,203
    Sydbank A.S.                                                  8,026     266,134
*   TDC A.S.                                                     90,957     479,260
*   TK Development A.S.                                           6,708       9,432
*   Topdanmark A.S.                                               5,015     131,988
    Tryg A.S.                                                    13,908     266,104
    United International Enterprises                                105      18,997
    Vestas Wind Systems A.S.                                     25,183   1,766,054
*   William Demant Holding A.S.                                  10,723     200,778
                                                                        -----------
TOTAL DENMARK                                                            12,329,754
                                                                        -----------
FINLAND -- (1.4%)
    Ahlstrom Oyj                                                    715      10,694
    Alma Media Oyj                                                1,118       6,260
    Amer Sports Oyj                                              13,291     352,159
    Atria Oyj                                                       677       8,434
*   BasWare Oyj                                                     629      22,370
    Cargotec Oyj Class B                                          5,502     263,802
    Caverion Corp.                                                5,205      41,748
    Cramo Oyj                                                     4,669     116,406
    Elisa Oyj                                                    14,099     475,103
    F-Secure Oyj                                                  5,286      18,462
*   Finnair Oyj                                                   5,199      22,712
    Fiskars Oyj Abp                                               2,051      39,918
    HKScan Oyj Class A                                            1,428       4,860
    Huhtamaki Oyj                                                 6,069     222,817
    Kemira Oyj                                                    9,596     120,222
    Kesko Oyj Class A                                               985      45,739
    Kesko Oyj Class B                                             9,855     498,674
#   Kone Oyj Class B                                             20,430     923,659
    Konecranes Oyj                                                3,636     142,893
    Lassila & Tikanoja Oyj                                        2,236      46,380
    Lemminkainen Oyj                                                 71       1,383
    Metsa Board Oyj                                              15,946     108,924
    Metso Oyj                                                    13,407     412,171
    Munksjo Oyj                                                     394       6,155
#   Neste Oyj                                                    11,438     397,963
#   Nokia Oyj(5902941)                                           45,361     203,678
    Nokia Oyj(5946455)                                            4,241      19,061
    Nokia Oyj Sponsored ADR                                      49,629     224,323
    Olvi Oyj Class A                                                837      25,550
    Oriola-KD Oyj Class B                                        15,012      71,000
    Orion Oyj Class A                                               822      38,094
    Orion Oyj Class B                                             9,051     421,313
*   Outokumpu Oyj                                                23,857     213,475
#*  Outotec Oyj                                                  19,728     112,209
    PKC Group Oyj                                                 2,470      62,484
    Ponsse Oy                                                       919      23,591
*   Poyry Oyj                                                       706       2,519
    Raisio Oyj Class V                                            7,663      28,791
    Ramirent Oyj                                                  7,252      54,060
    Sampo Oyj Class A                                            20,286     939,414

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
FINLAND -- (Continued)
    Sanoma Oyj                                                    9,010 $   81,986
    SRV Group Oyj                                                 3,096     17,562
#*  Stockmann Oyj Abp Class B                                     2,314     17,694
    Teleste Oyj                                                   1,086     10,506
    Tieto Oyj                                                     4,429    122,562
    Tikkurila Oyj                                                 1,578     32,198
    UPM-Kymmene Oyj                                              10,680    242,221
    Uponor Oyj                                                    4,752     85,732
    Vaisala Oyj Class A                                             466     17,304
    Valmet Oyj                                                   11,352    179,482
    Wartsila Oyj Abp                                             17,177    862,616
    YIT Oyj                                                      11,280     89,507
                                                                        ----------
TOTAL FINLAND                                                            8,508,840
                                                                        ----------
FRANCE -- (8.0%)
    Aeroports de Paris                                            1,472    163,344
    Airbus SE                                                    25,058  1,698,556
    Akka Technologies                                               800     32,501
    Albioma SA                                                    2,882     49,185
*   Alstom SA                                                    11,614    329,540
    Altamir                                                         613      8,769
    Alten SA                                                      3,342    248,871
    Altran Technologies SA                                       19,983    295,698
    April SA                                                        564      7,253
    Arkema SA                                                     4,099    404,825
    Assystem                                                        375     11,894
    Atos SE                                                      11,487  1,222,152
    AXA SA                                                       57,990  1,425,235
    AXA SA Sponsored ADR                                          2,900     71,427
    Axway Software SA                                               228      7,114
    Beneteau SA                                                   1,571     19,363
    BioMerieux                                                      494     78,151
    BNP Paribas SA                                               32,450  2,075,885
    Boiron SA                                                       638     59,017
    Bollore SA                                                   41,549    166,174
    Bonduelle SCA                                                 1,054     27,195
    Bouygues SA                                                  11,934    433,633
    Bureau Veritas SA                                            22,605    442,686
    Capgemini SA                                                  4,579    372,815
    Carrefour SA                                                 43,431  1,062,465
    Casino Guichard Perrachon SA                                  5,120    276,082
*   Cegedim SA                                                      320      8,977
*   Cegid Group SA                                                  638         --
#*  CGG SA                                                        1,703     17,124
*   CGG SA Sponsored ADR                                            174      1,775
    Chargeurs SA                                                  2,333     45,680
    Christian Dior SE                                             2,934    629,828
    Cie des Alpes                                                   550     11,497
    Cie Plastic Omnium SA                                         3,807    129,158
    CNP Assurances                                               14,629    274,921
*   Coface SA                                                     4,873     31,496
    Credit Agricole SA                                           47,263    627,259
    Danone SA                                                    16,616  1,041,636

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
FRANCE -- (Continued)
    Dassault Aviation SA                                             89 $  102,580
    Dassault Systemes SE                                          7,516    581,837
    Dassault Systemes SE Sponsored ADR                            1,000     77,370
    Derichebourg SA                                               4,522     20,842
    Devoteam SA                                                     372     23,390
    Edenred                                                      26,240    572,099
    Eiffage SA                                                    6,882    494,745
#   Electricite de France SA                                     10,730    105,776
    Elior Group                                                   7,621    170,488
    Essilor International SA                                      5,338    626,234
*   Esso SA Francaise                                               299     13,398
    Euler Hermes Group                                              742     66,996
    Eurofins Scientific SE                                          426    191,258
    Euronext NV                                                   2,662    117,772
    Eutelsat Communications SA                                    9,344    159,377
    Exel Industries Class A                                         192     16,480
    Faiveley Transport SA                                            99     10,706
    Faurecia                                                      8,095    351,724
    Gaztransport Et Technigaz SA                                    327     13,495
    GL Events                                                       729     14,291
    Groupe Crit                                                     565     44,973
    Groupe Eurotunnel SE                                         19,580    182,138
*   Groupe Fnac SA                                                1,456     94,228
    Guerbet                                                         390     33,724
    Haulotte Group SA                                               105      1,706
    Havas SA                                                     10,390     93,433
    Hermes International                                          1,087    472,396
*   ID Logistics Group                                              200     30,772
    Iliad SA                                                      2,164    462,773
    Imerys SA                                                       759     60,953
    Ingenico Group SA                                             7,279    613,811
    Interparfums SA                                                 562     17,048
    Ipsen SA                                                      3,249    251,755
    IPSOS                                                         2,411     79,913
    Jacquet Metal Service                                         1,384     31,593
    JCDecaux SA                                                   3,132    100,263
#   Kering                                                        1,140    271,367
    Korian SA                                                     2,104     60,323
    L'Oreal SA                                                   12,297  2,235,804
    Lagardere SCA                                                13,216    331,574
    Le Noble Age                                                    374     15,477
    Lectra                                                        2,717     52,714
    Legrand SA                                                   11,067    642,784
    Linedata Services                                               313     16,022
    LISI                                                          1,050     37,989
    LVMH Moet Hennessy Louis Vuitton SE                          12,059  2,430,167
    Maisons France Confort SA                                       226     12,213
    Manitou BF SA                                                   582     13,287
    Mersen SA                                                       738     18,102
    Metropole Television SA                                       8,229    161,757
    MGI Coutier                                                   1,450     40,746
    Natixis SA                                                   55,984    331,737
    Neopost SA                                                    3,375    111,554

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
FRANCE -- (Continued)
*   Nexans SA                                                     2,304 $  133,698
    Nexity SA                                                     4,205    206,536
*   NRJ Group                                                     2,138     23,935
#   Oeneo SA                                                      3,099     27,604
    Orange SA                                                    96,280  1,494,693
    Orange SA Sponsored ADR                                       5,900     91,745
    Orpea                                                         2,397    195,304
    Pernod Ricard SA                                              2,539    296,996
*   Peugeot SA                                                   63,107  1,174,459
    Publicis Groupe SA                                           10,766    739,613
#   Rallye SA                                                     2,863     63,591
    Remy Cointreau SA                                             2,060    187,286
    Renault SA                                                   10,598    954,282
    Rexel SA                                                     45,800    798,795
    Rubis SCA                                                     3,681    309,915
    Safran SA                                                    14,178    961,080
    Samse SA                                                          4        641
    Sanofi                                                       26,740  2,149,267
    Sartorius Stedim Biotech                                      2,358    142,686
    Savencia SA                                                     419     33,135
    Schneider Electric SE(4834108)                                9,889    707,598
    Schneider Electric SE(B11BPS1)                                  278     20,111
    SCOR SE                                                      17,869    604,756
    SEB SA                                                        1,533    192,784
#*  Sequana SA                                                      986      1,936
    SES SA                                                       30,824    599,365
*   SFR Group SA                                                  9,724    282,539
    Societe BIC SA                                                2,044    267,256
    Societe Generale SA                                          27,229  1,331,158
#   Sodexo SA                                                     5,430    600,462
*   SOITEC                                                       28,139     53,495
#*  Solocal Group                                                 4,664     12,068
    Somfy SA                                                         72     31,022
    Sopra Steria Group                                            2,124    246,264
    SPIE SA                                                       2,028     45,993
*   Stallergenes Greer P.L.C.                                       162      5,703
*   Ste Industrielle d'Aviation Latecoere SA                      5,488     25,686
    Stef SA                                                         339     29,179
    Suez                                                         14,119    213,868
    Synergie SA                                                     669     27,637
    Tarkett SA                                                    1,407     54,546
    Technicolor SA                                               28,227    121,026
    Teleperformance                                               5,627    602,366
#   Television Francaise 1                                        9,038     99,569
    Tessi SA                                                         91     14,421
    Thales SA                                                     6,244    585,779
    Thermador Groupe                                                126     11,269
    Total Gabon                                                      24      4,247
    Trigano SA                                                    1,235    110,831
*   Ubisoft Entertainment SA                                      9,099    299,158
    Valeo SA                                                      7,089    433,277
#*  Vallourec SA                                                 31,545    224,203
#*  Valneva SE                                                      115        345

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------ -----------
FRANCE -- (Continued)
    VIEL & Cie SA                                                   300 $     1,448
    Vilmorin & Cie SA                                               756      50,708
    Vinci SA                                                     16,138   1,131,218
*   Virbac SA                                                       170      31,366
    Vivendi SA                                                   44,562     817,085
*   Worldline SA                                                  4,380     118,126
#   Zodiac Aerospace                                              8,838     268,623
                                                                        -----------
TOTAL FRANCE                                                             47,158,887
                                                                        -----------
GERMANY -- (6.6%)
    Aareal Bank AG                                                6,713     260,446
    Adidas AG                                                     7,418   1,170,596
#*  ADLER Real Estate AG                                          1,020      14,936
*   ADVA Optical Networking SE                                    1,788      14,984
*   AIXTRON SE                                                    8,041      29,708
    Allianz SE                                                   13,290   2,258,825
    Allianz SE Sponsored ADR                                     10,000     169,650
    Amadeus Fire AG                                                 580      45,730
    Aurubis AG                                                    2,783     163,971
    Axel Springer SE                                              4,716     248,581
    BASF SE                                                      35,121   3,390,362
    Bauer AG                                                      1,372      20,785
    Bayerische Motoren Werke AG                                  15,698   1,433,387
    BayWa AG                                                      1,657      56,289
    Bechtle AG                                                      976      99,138
    Beiersdorf AG                                                 3,507     311,136
#   Bertrandt AG                                                    737      73,579
    Bijou Brigitte AG                                               249      15,056
#*  Bilfinger SE                                                  3,984     165,564
    Biotest AG                                                      333       6,327
    Borussia Dortmund GmbH & Co. KGaA                             5,615      32,347
    Brenntag AG                                                  14,414     838,566
    CANCOM SE                                                     1,080      50,708
    Carl Zeiss Meditec AG                                         1,463      54,695
    CENTROTEC Sustainable AG                                        845      14,606
    Cewe Stiftung & Co. KGAA                                        719      58,610
    Comdirect Bank AG                                             2,270      23,867
    Commerzbank AG                                               37,986     330,385
    CompuGroup Medical SE                                         1,828      71,917
*   Constantin Medien AG                                          3,713       7,605
    Continental AG                                                2,398     469,441
    CropEnergies AG                                               1,674      11,184
    CTS Eventim AG & Co. KGaA                                     4,207     146,288
    Daimler AG                                                   34,889   2,623,892
    Delticom AG                                                      86       1,581
*   Deutsche Bank AG(5750355)                                    16,334     326,206
*   Deutsche Bank AG(D18190898)                                  20,128     400,749
    Deutsche Beteiligungs AG                                        850      30,594
*   Deutsche Boerse AG                                            6,480     597,932
    Deutsche EuroShop AG                                          3,583     148,940
    Deutsche Post AG                                             20,874     700,636
    Deutsche Telekom AG                                          47,015     823,091
    Deutsche Telekom AG Sponsored ADR                             6,013     104,747

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
GERMANY -- (Continued)
    Deutsche Wohnen AG                                           12,888 $  420,385
    Deutz AG                                                      8,957     59,608
*   Dialog Semiconductor P.L.C.                                  11,228    522,462
    DIC Asset AG                                                  5,521     54,621
    DMG Mori AG                                                   2,478    119,790
    Draegerwerk AG & Co. KGaA                                       120      8,491
#   Drillisch AG                                                  2,904    134,699
    Duerr AG                                                      2,994    259,735
    E.ON SE                                                      43,407    334,368
    Elmos Semiconductor AG                                        1,078     16,880
#   ElringKlinger AG                                              1,506     26,727
    Evonik Industries AG                                            359     11,654
*   Evotec AG                                                     6,271     47,860
    Fielmann AG                                                   1,324     92,555
    Fraport AG Frankfurt Airport Services Worldwide               1,504     90,007
    Freenet AG                                                    9,836    295,713
    Fresenius Medical Care AG & Co. KGaA                          2,890    235,895
    Fresenius Medical Care AG & Co. KGaA ADR                      6,891    281,153
    Fresenius SE & Co. KGaA                                      13,436  1,063,388
    Fuchs Petrolub SE                                             2,630    111,031
    GEA Group AG                                                  6,071    251,564
    Gerry Weber International AG                                  2,481     28,927
    Gesco AG                                                        633     15,632
    GFK SE                                                          679     31,917
#   GFT Technologies SE                                           1,964     41,199
    Grammer AG                                                      916     51,729
    GRENKE AG                                                       159     26,621
*   H&R GmbH & Co. KGaA                                              95      1,590
    Hamburger Hafen und Logistik AG                                 465      9,479
    Hannover Rueck SE                                             1,987    218,867
*   Heidelberger Druckmaschinen AG                               26,763     70,209
    Hella KGaA Hueck & Co.                                        2,600    106,271
    Henkel AG & Co. KGaA                                          1,763    186,036
    Hochtief AG                                                     983    140,128
    Hornbach Baumarkt AG                                            298      9,207
    Hugo Boss AG                                                  6,754    433,929
    Indus Holding AG                                              1,216     69,469
    Jenoptik AG                                                   3,400     65,220
#   K+S AG                                                       15,698    398,781
    KION Group AG                                                 7,066    430,630
*   Kloeckner & Co. SE                                            9,957    130,020
*   Koenig & Bauer AG                                             1,108     59,060
*   Kontron AG                                                    4,419     13,888
#   Krones AG                                                     1,520    155,376
    KWS Saat SE                                                     209     65,556
    Lanxess AG                                                    4,081    296,980
    LEG Immobilien AG                                               841     66,149
    Leoni AG                                                      3,481    139,807
#*  LPKF Laser & Electronics AG                                   1,858     14,312
    MAN SE                                                        1,002    103,880
#*  Manz AG                                                         207      8,730
    Merck KGaA                                                    3,946    435,369
    Metro AG                                                     15,422    527,752

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
GERMANY -- (Continued)
    MLP AG                                                        7,307 $   37,748
    MTU Aero Engines AG                                           4,890    585,766
    Muenchener Rueckversicherungs-Gesellschaft AG                 5,056    952,076
    Nemetschek SE                                                 1,469     75,195
#*  Nordex SE                                                     6,250    132,076
    Norma Group SE                                                3,110    138,800
    Osram Licht AG                                                4,737    275,003
    Pfeiffer Vacuum Technology AG                                   466     50,686
#   PNE Wind AG                                                   7,350     17,123
#   ProSiebenSat.1 Media SE                                      32,661  1,389,442
    Puma SE                                                         147     44,768
    QIAGEN NV(BYXS699)                                            8,117    236,201
    QIAGEN NV(N72482123)                                          2,224     64,457
#   QSC AG                                                        4,612      9,023
    R Stahl AG                                                      392     12,291
    Rational AG                                                     307    139,395
    Rheinmetall AG                                                2,018    154,864
    RHOEN-KLINIKUM AG                                             2,156     59,098
#   RIB Software AG                                               2,262     28,921
    RTL Group SA                                                  2,073    158,372
    SAF-Holland SA                                                3,010     45,781
    Salzgitter AG                                                 1,212     46,514
    SAP SE                                                        7,927    724,925
    SAP SE Sponsored ADR                                         13,319  1,218,822
#   Schaltbau Holding AG                                            344     12,301
    SHW AG                                                          515     17,051
    Siemens AG                                                   11,176  1,445,709
    Siemens AG Sponsored ADR                                      2,787    362,226
*   Siltronic AG                                                    854     45,815
    Sixt SE                                                         979     50,966
#   SMA Solar Technology AG                                         500     12,880
    Software AG                                                   3,924    141,552
*   Stabilus SA                                                     619     37,423
    Stada Arzneimittel AG                                         6,073    312,803
#   Stroeer SE & Co. KGaA                                         2,480    122,175
*   Suess MicroTec AG                                             1,680     13,873
    Surteco SE                                                      830     21,169
    Symrise AG                                                   13,068    786,856
    TAG Immobilien AG                                            11,628    157,209
    Takkt AG                                                      3,790     84,724
*   Talanx AG                                                     4,094    140,914
    Telefonica Deutschland Holding AG                            24,812    103,793
    ThyssenKrupp AG                                               5,155    130,591
    TLG Immobilien AG                                             1,609     30,579
*   Uniper SE                                                     9,257    131,876
    United Internet AG                                           11,451    479,873
    VERBIO Vereinigte BioEnergie AG                               3,351     38,035
    Vonovia SE                                                   15,954    522,706
*   Vossloh AG                                                      778     50,118
    Wacker Chemie AG                                              1,121    135,482
    Wacker Neuson SE                                              2,754     45,242
    Washtec AG                                                      816     46,109
#   Wirecard AG                                                   1,752     85,064

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
GERMANY -- (Continued)
    XING AG                                                            154 $    30,160
*   Zalando SE                                                       3,321     131,342
    Zeal Network SE                                                    920      28,947
                                                                           -----------
TOTAL GERMANY                                                               38,961,853
                                                                           -----------
HONG KONG -- (2.1%)
    Agritrade Resources, Ltd.                                      120,000      22,173
    AIA Group, Ltd.                                                251,000   1,554,029
    Allied Properties HK, Ltd.                                      48,000      10,750
    APT Satellite Holdings, Ltd.                                    29,250      14,693
*   Asia Satellite Telecommunications Holdings, Ltd.                 3,000       3,768
#   ASM Pacific Technology, Ltd.                                    17,300     210,338
#   Associated International Hotels, Ltd.                            4,000      11,636
#   Bank of East Asia, Ltd. (The)                                   52,512     223,672
    BEP International Holdings, Ltd.                               160,000       9,221
    BOC Hong Kong Holdings, Ltd.                                   131,500     525,721
    Bright Smart Securities & Commodities Group, Ltd.               72,000      24,651
    Cafe de Coral Holdings, Ltd.                                    16,000      53,065
    Cheung Kong Property Holdings, Ltd.                             73,500     483,107
    Chow Sang Sang Holdings International, Ltd.                     24,000      45,804
#   Chow Tai Fook Jewellery Group, Ltd.                             54,000      45,911
    CITIC Telecom International Holdings, Ltd.                     119,000      38,826
#   CK Hutchison Holdings, Ltd.                                     47,204     565,748
    CK Life Sciences International Holdings, Inc.                  286,000      24,917
    Convenience Retail Asia, Ltd.                                   66,000      31,525
*   Convoy Global Holdings, Ltd.                                   528,000      14,897
    CSI Properties, Ltd.                                           600,000      25,821
    CW Group Holdings, Ltd.                                         85,500      16,949
    Dah Sing Banking Group, Ltd.                                    20,400      39,782
#   Dah Sing Financial Holdings, Ltd.                               13,600     105,014
    Dickson Concepts International, Ltd.                             6,500       2,300
#*  Esprit Holdings, Ltd.                                          124,300      97,018
    Fairwood Holdings, Ltd.                                          4,500      16,786
    Far East Consortium International, Ltd.                         64,000      27,732
*   Freeman FinTech Corp., Ltd.                                    240,000      14,784
    G-Resources Group, Ltd.                                      1,877,400      33,458
    Galaxy Entertainment Group, Ltd.                                49,000     232,745
*   Genting Hong Kong, Ltd.                                         96,000      28,235
    Giordano International, Ltd.                                   130,000      70,403
*   Global Brands Group Holding, Ltd.                              509,360      64,004
    Glorious Sun Enterprises, Ltd.                                  21,000       2,672
    Great Eagle Holdings, Ltd.                                       2,000       9,097
#   Guotai Junan International Holdings, Ltd.                      152,000      49,809
    Haitong International Securities Group, Ltd.                   135,604      75,782
    Hang Lung Group, Ltd.                                           33,000     126,559
    Hang Lung Properties, Ltd.                                       5,000      12,305
    Hang Seng Bank, Ltd.                                            23,800     485,114
    Hanison Construction Holdings, Ltd.                             17,806       3,172
    Harbour Centre Development, Ltd.                                 2,000       3,706
#   Henderson Land Development Co., Ltd.                            40,000     220,797
    HKBN, Ltd.                                                       7,000       8,522
*   HKR International, Ltd.                                         48,800      24,514
    HKT Trust & HKT, Ltd.                                          226,000     316,284

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                  SHARES   VALUE++
                                                                 --------- --------
HONG KONG -- (Continued)
#   Hong Kong Aircraft Engineering Co., Ltd.                         2,800 $ 19,273
    Hong Kong Exchanges and Clearing, Ltd.                          22,943  554,919
    Hongkong & Shanghai Hotels, Ltd. (The)                          18,500   20,572
    Hongkong Chinese, Ltd.                                          58,000   10,778
#*  Hsin Chong Group Holdings, Ltd.                                110,000    5,226
    Hutchison Telecommunications Hong Kong Holdings, Ltd.          132,000   42,786
    Hysan Development Co., Ltd.                                      5,000   22,787
    IGG, Inc.                                                       52,000   38,748
    Johnson Electric Holdings, Ltd.                                 34,500   91,798
    Kerry Logistics Network, Ltd.                                   32,000   41,278
    Kerry Properties, Ltd.                                          47,500  134,417
#   Kingston Financial Group, Ltd.                                 256,000  112,973
    Kowloon Development Co., Ltd.                                   22,000   20,676
    L'Occitane International SA                                     20,500   40,392
    Li & Fung, Ltd.                                              1,003,360  435,091
    Lifestyle International Holdings, Ltd.                          21,000   26,927
    Liu Chong Hing Investment, Ltd.                                 14,000   19,378
    Luk Fook Holdings International, Ltd.                           37,000  108,715
#*  Macau Legend Development, Ltd.                                 228,000   46,458
    Man Wah Holdings, Ltd.                                         114,800   73,424
    Melco Crown Entertainment, Ltd. ADR                              1,858   31,289
    Melco International Development, Ltd.                           24,000   36,206
#   MGM China Holdings, Ltd.                                        40,800   79,251
*   Midland Holdings, Ltd.                                          18,000    4,553
*   Midland IC&I, Ltd.                                              90,000      624
#   NagaCorp, Ltd.                                                  66,000   38,731
    New World Development Co., Ltd.                                 25,759   29,721
    Newocean Energy Holdings, Ltd.                                  86,000   23,302
    NWS Holdings, Ltd.                                              70,442  126,581
#   Pacific Textiles Holdings, Ltd.                                 61,000   67,370
    PCCW, Ltd.                                                     369,000  223,970
    Pico Far East Holdings, Ltd.                                    40,000   13,375
    Playmates Toys, Ltd.                                            56,000   10,569
    Power Assets Holdings, Ltd.                                     46,000  440,766
    Public Financial Holdings, Ltd.                                  6,000    2,613
    Regal Hotels International Holdings, Ltd.                       26,000   14,286
    SA SA International Holdings, Ltd.                             105,000   41,838
    Samsonite International SA                                      90,600  284,533
    SEA Holdings, Ltd.                                              10,000   23,795
#   Shenwan Hongyuan HK, Ltd.                                       20,000    8,818
*   Shun Tak Holdings, Ltd.                                         41,000   14,169
*   Singamas Container Holdings, Ltd.                               96,000   10,854
    Sino Land Co., Ltd.                                             50,000   82,617
    Sitoy Group Holdings, Ltd.                                      15,000    3,821
    SJM Holdings, Ltd.                                              69,000   54,825
    SmarTone Telecommunications Holdings, Ltd.                      39,500   54,417
    Stella International Holdings, Ltd.                             24,000   36,536
    Sun Hung Kai & Co., Ltd.                                        50,000   32,625
    Sun Hung Kai Properties, Ltd.                                   47,207  649,618
    Techtronic Industries Co., Ltd.                                 68,500  236,915
#   Television Broadcasts, Ltd.                                     48,300  185,274
#   Texwinca Holdings, Ltd.                                         78,000   49,978
#*  TOM Group, Ltd.                                                 98,000   24,217

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
HONG KONG -- (Continued)
    Transport International Holdings, Ltd.                          12,000 $    35,197
#*  Trinity, Ltd.                                                   12,000         910
*   United Laboratories International Holdings, Ltd. (The)          34,000      21,162
    Victory City International Holdings, Ltd.                       41,042       1,501
#   Vitasoy International Holdings, Ltd.                            38,000      73,767
    VST Holdings, Ltd.                                              74,400      26,073
    VTech Holdings, Ltd.                                            13,000     161,367
    Wharf Holdings, Ltd. (The)                                      38,000     284,935
    Wheelock & Co., Ltd.                                            69,000     419,376
#   Wynn Macau, Ltd.                                                53,200      96,751
    Xinyi Glass Holdings, Ltd.                                      66,000      59,365
    Yue Yuen Industrial Holdings, Ltd.                              54,500     199,235
                                                                           -----------
TOTAL HONG KONG                                                             12,212,128
                                                                           -----------
IRELAND -- (0.5%)
*   Bank of Ireland                                              1,954,668     525,136
    C&C Group P.L.C.(B010DT8)                                        1,711       7,291
    C&C Group P.L.C.(B011Y09)                                       17,965      76,742
    CRH P.L.C. Sponsored ADR                                        12,856     443,789
*   FBD Holdings P.L.C.                                              1,875      16,112
    Glanbia P.L.C.                                                   9,016     152,276
*   Kenmare Resources P.L.C.                                             5          17
    Kerry Group P.L.C. Class A                                       4,912     345,379
    Kingspan Group P.L.C.                                           13,662     398,120
    Paddy Power Betfair P.L.C.(BWT6H89)                              1,977     206,719
    Paddy Power Betfair P.L.C.(BWXC0Z1)                                284      29,900
    Smurfit Kappa Group P.L.C.                                      27,297     719,495
                                                                           -----------
TOTAL IRELAND                                                                2,920,976
                                                                           -----------
ISRAEL -- (0.5%)
#*  Africa Israel Investments, Ltd.                                  8,946       1,344
*   Africa Israel Properties, Ltd.                                     860      15,877
*   Airport City, Ltd.                                               4,644      49,832
    Alrov Properties and Lodgings, Ltd.                                593      13,501
    Amot Investments, Ltd.                                           8,059      34,003
    Azrieli Group, Ltd.                                                744      33,960
    Bank Hapoalim BM                                                23,389     141,320
*   Bank Leumi Le-Israel BM                                         67,839     280,589
    Bayside Land Corp.                                                  67      24,682
    Bezeq The Israeli Telecommunication Corp., Ltd.                 83,623     146,084
    Brack Capital Properties NV                                        237      20,235
*   Cellcom Israel, Ltd.                                             7,235      76,158
*   Ceragon Networks, Ltd.                                           1,170       4,304
*   Clal Insurance Enterprises Holdings, Ltd.                        2,067      28,745
*   Compugen, Ltd.                                                   1,357       6,510
    Delek Automotive Systems, Ltd.                                   4,240      38,954
    Delek Group, Ltd.                                                  361      77,946
    Delta-Galil Industries, Ltd.                                       572      18,222
    El Al Israel Airlines                                           31,402      20,478
    Elbit Systems, Ltd.(6308913)                                       533      58,737
    Elbit Systems, Ltd.(M3760D101)                                     447      49,170
    Electra, Ltd.                                                       95      17,259

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
ISRAEL -- (Continued)
*   Evogene, Ltd.                                                  1,229 $    6,135
    First International Bank Of Israel, Ltd.                       4,115     61,906
    Formula Systems 1985, Ltd.                                       947     36,843
    Frutarom Industries, Ltd.                                      3,334    176,153
    Harel Insurance Investments & Financial Services, Ltd.         7,889     39,585
    IDI Insurance Co., Ltd.                                          731     36,011
    Israel Chemicals, Ltd.                                        34,718    159,563
*   Israel Discount Bank, Ltd. Class A                             2,038      4,237
*   Jerusalem Oil Exploration                                      1,068     46,568
    Matrix IT, Ltd.                                                3,710     29,857
    Melisron, Ltd.                                                 1,129     51,726
*   Menora Mivtachim Holdings, Ltd.                                1,148     10,636
*   Migdal Insurance & Financial Holding, Ltd.                    24,040     21,410
    Mizrahi Tefahot Bank, Ltd.                                     8,534    131,448
*   Naphtha Israel Petroleum Corp., Ltd.                           1,827     12,192
    Nice, Ltd.                                                     1,194     83,553
    Nice, Ltd. Sponsored ADR                                       1,749    122,745
*   Nova Measuring Instruments, Ltd.                               2,481     36,889
    Oil Refineries, Ltd.                                         134,195     47,230
*   Partner Communications Co., Ltd.                               6,269     36,754
    Paz Oil Co., Ltd.                                                272     42,116
*   Phoenix Holdings, Ltd. (The)                                   3,883     14,254
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.             546     22,198
    Sapiens International Corp. NV                                 2,461     32,876
    Shikun & Binui, Ltd.                                          11,788     24,411
    Shufersal, Ltd.                                                8,890     34,096
    Strauss Group, Ltd.                                            1,978     31,833
    Teva Pharmaceutical Industries, Ltd.                           1,185     39,019
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR            12,456    416,404
*   Tower Semiconductor, Ltd.                                      2,555     54,191
                                                                         ----------
TOTAL ISRAEL                                                              3,020,749
                                                                         ----------
ITALY -- (2.8%)
    ACEA SpA                                                       4,666     57,131
    Amplifon SpA                                                   7,609     77,257
    Anima Holding SpA                                             19,371    115,510
    Ansaldo STS SpA                                               10,339    130,548
*   Arnoldo Mondadori Editore SpA                                 17,537     25,535
    Ascopiave SpA                                                  6,766     19,898
    Assicurazioni Generali SpA                                   121,247  1,934,748
#   Astaldi SpA                                                    3,227     21,032
    Atlantia SpA                                                  24,126    549,826
    Autogrill SpA                                                  9,351     82,236
    Azimut Holding SpA                                             9,854    177,315
#*  Banca Carige SpA                                              13,848      5,608
    Banca Generali SpA                                             5,761    146,955
    Banca IFIS SpA                                                 1,361     36,912
    Banca Mediolanum SpA                                          13,275    101,838
#*  Banca Monte dei Paschi di Siena SpA                              519      8,106
#*  Banca Popolare dell'Etruria e del Lazio SC                     1,087         --
    Banca Popolare di Sondrio SCPA                                34,937    123,886
    Banco BPM SpA                                                 55,038    156,258
    Banco di Desio e della Brianza SpA                             2,917      7,045

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
ITALY -- (Continued)
    BasicNet SpA                                                   3,053 $   10,669
    Biesse SpA                                                     1,067     22,015
    BPER Banca                                                    45,567    259,142
    Brembo SpA                                                     1,780    114,049
    Brunello Cucinelli SpA                                         2,647     59,925
#   Cairo Communication SpA                                          704      2,718
    Cerved Information Solutions SpA                               5,166     42,278
    CIR-Compagnie Industriali Riunite SpA                         32,447     37,633
    CNH Industrial NV                                            117,575  1,044,499
    Credito Emiliano SpA                                          11,031     71,689
    Credito Valtellinese SC                                       76,092     39,928
    Danieli & C Officine Meccaniche SpA                            1,914     41,065
    Datalogic SpA                                                  1,866     38,345
    Davide Campari-Milano SpA                                     21,410    214,756
    De' Longhi SpA                                                 4,772    119,177
    DeA Capital SpA                                                7,283      9,568
    DiaSorin SpA                                                   1,707    101,920
#*  Ei Towers SpA                                                  1,764     97,618
    Esprinet SpA                                                   1,834     13,591
    Falck Renewables SpA                                          13,913     14,175
    Ferrari NV                                                     6,840    426,357
*   Fiat Chrysler Automobiles NV                                  93,929  1,028,472
*   Fincantieri SpA                                               46,819     27,824
    FinecoBank Banca Fineco SpA                                   34,671    206,532
#   Geox SpA                                                       8,302     17,913
*   Gruppo Editoriale L'Espresso SpA                               2,471      2,101
    Gruppo MutuiOnline SpA                                         1,542     14,927
    Hera SpA                                                      46,630    108,879
    IMMSI SpA                                                     13,995      5,599
    Industria Macchine Automatiche SpA                             2,142    141,977
    Infrastrutture Wireless Italiane SpA                           2,301     10,905
*   Intek Group SpA                                                9,436      2,207
    Interpump Group SpA                                            6,736    126,598
    Intesa Sanpaolo SpA                                          280,007    657,697
    Iren SpA                                                      11,667     18,976
*   Italgas SpA                                                   15,423     58,606
*   Leonardo SpA                                                  40,149    517,256
    Luxottica Group SpA                                            9,603    515,611
    Maire Tecnimont SpA                                           11,666     32,867
    MARR SpA                                                       3,444     66,931
    Mediaset SpA                                                  81,673    349,910
    Mediobanca SpA                                                63,773    549,088
    Moncler SpA                                                   19,333    371,542
    OVS SpA                                                       18,316    102,259
    Parmalat SpA                                                  19,985     64,509
#   Piaggio & C SpA                                                7,738     12,871
    Poste Italiane SpA                                            29,995    188,753
    Prysmian SpA                                                  10,349    269,208
    RAI Way SpA                                                    3,289     13,022
    Recordati SpA                                                  7,643    217,643
    Reply SpA                                                        405     51,975
*   Safilo Group SpA                                               3,485     25,853
*   Saipem SpA                                                   471,774    242,247

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
ITALY -- (Continued)
    Salini Impregilo SpA                                            12,528 $    39,113
#   Salvatore Ferragamo SpA                                          5,252     138,921
    Saras SpA                                                       10,907      16,895
    Snam SpA                                                        77,116     293,512
    Societa Cattolica di Assicurazioni SCRL                         13,476      84,318
    Societa Iniziative Autostradali e Servizi SpA                    7,667      62,401
*   Sogefi SpA                                                       5,901      14,071
    SOL SpA                                                          1,421      12,808
*   Telecom Italia SpA                                           1,378,722   1,185,584
*   Telecom Italia SpA Sponsored ADR                                 6,420      55,276
#   Tenaris SA                                                       2,854      49,993
    Tenaris SA ADR                                                   1,265      44,326
    Terna Rete Elettrica Nazionale SpA                              47,872     209,958
#*  Tiscali SpA                                                    417,308      21,978
#   Tod's SpA                                                          919      66,375
#*  Trevi Finanziaria Industriale SpA                               22,039      24,091
    UniCredit SpA                                                   19,162     523,055
    Unione di Banche Italiane SpA                                  109,651     382,407
    Unipol Gruppo Finanziario SpA                                   65,342     241,645
    UnipolSai SpA                                                  151,675     316,326
    Vittoria Assicurazioni SpA                                       3,164      35,699
#*  Yoox Net-A-Porter Group SpA                                      6,676     167,465
                                                                           -----------
TOTAL ITALY                                                                 16,565,736
                                                                           -----------
JAPAN -- (21.4%)
    77 Bank, Ltd. (The)                                             17,000      78,868
    ABC-Mart, Inc.                                                   1,400      81,507
    Achilles Corp.                                                   1,500      22,224
*   Acom Co., Ltd.                                                   5,200      22,366
    Adastria Co., Ltd.                                               3,300      88,557
    ADEKA Corp.                                                     11,500     167,487
    Advan Co., Ltd.                                                  1,000       9,736
    Advantest Corp.                                                  6,700     125,012
    Aeon Co., Ltd.                                                  45,799     661,926
    AEON Financial Service Co., Ltd.                                 7,000     125,319
    Ahresty Corp.                                                    1,800      18,999
#   Ai Holdings Corp.                                                2,100      40,405
    Aica Kogyo Co., Ltd.                                             2,900      75,637
    Aichi Bank, Ltd. (The)                                             800      46,260
    Aichi Corp.                                                      3,800      28,679
    Aida Engineering, Ltd.                                           3,100      30,531
    Ain Holdings, Inc.                                               2,200     161,268
    Air Water, Inc.                                                 15,000     277,736
    Aisan Industry Co., Ltd.                                         1,700      14,275
    Aisin Seiki Co., Ltd.                                            6,000     274,466
*   Akebono Brake Industry Co., Ltd.                                12,700      34,052
    Akita Bank, Ltd. (The)                                          10,000      31,471
    Alfresa Holdings Corp.                                          11,400     187,648
#   Alpen Co., Ltd.                                                  1,500      26,770
    Alpine Electronics, Inc.                                         3,200      46,729
    Alps Electric Co., Ltd.                                         10,900     290,330
    Amada Holdings Co., Ltd.                                        15,900     186,883
    Amano Corp.                                                      5,200      99,559

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
JAPAN -- (Continued)
    Amuse, Inc.                                                     200 $    3,188
    Anritsu Corp.                                                 5,800     40,036
    AOKI Holdings, Inc.                                           3,500     44,071
    Aomori Bank, Ltd. (The)                                      10,000     32,951
    Aoyama Trading Co., Ltd.                                      4,500    158,606
    Aozora Bank, Ltd.                                            36,000    131,111
    Arakawa Chemical Industries, Ltd.                             1,400     23,214
    Arata Corp.                                                     500     12,159
    Arcland Sakamoto Co., Ltd.                                    1,800     22,041
    Arcs Co., Ltd.                                                3,323     74,871
    Ariake Japan Co., Ltd.                                          700     37,105
    Arisawa Manufacturing Co., Ltd.                               1,400      8,435
    Artnature, Inc.                                               2,500     16,715
    Asahi Co., Ltd.                                               2,300     27,017
    Asahi Diamond Industrial Co., Ltd.                            3,400     25,450
    Asahi Group Holdings, Ltd.                                   11,800    415,238
    Asahi Intecc Co., Ltd.                                        4,500    183,136
    Asahi Kasei Corp.                                            43,000    401,042
    Asahi Yukizai Corp.                                           4,000      8,396
    Asanuma Corp.                                                 9,000     28,257
    Asatsu-DK, Inc.                                               2,300     60,877
    ASKA Pharmaceutical Co., Ltd.                                 2,500     37,553
    ASKUL Corp.                                                   1,100     35,752
    Astellas Pharma, Inc.                                        78,600  1,054,951
    Ateam, Inc.                                                   1,200     22,768
    Atom Corp.                                                    2,100     13,413
    Autobacs Seven Co., Ltd.                                      6,600    102,149
    Avex Group Holdings, Inc.                                     2,300     34,569
    Awa Bank, Ltd. (The)                                         11,000     68,578
    Axial Retailing, Inc.                                           500     19,650
    Azbil Corp.                                                   5,700    171,855
    Bandai Namco Holdings, Inc.                                   9,200    253,375
    Bando Chemical Industries, Ltd.                               3,500     31,315
    Bank of Iwate, Ltd. (The)                                       900     36,012
#   Bank of Kyoto, Ltd. (The)                                    15,000    117,262
#   Bank of Nagoya, Ltd. (The)                                      900     32,500
    Bank of Okinawa, Ltd. (The)                                   1,980     71,175
    Bank of Saga, Ltd. (The)                                      8,000     20,469
    Bank of the Ryukyus, Ltd.                                     1,800     24,065
    Belc Co., Ltd.                                                  600     22,110
    Belluna Co., Ltd.                                             4,600     31,528
    Benefit One, Inc.                                             1,500     38,145
    Benesse Holdings, Inc.                                        6,600    192,098
    Bic Camera, Inc.                                              9,900     92,469
    BML, Inc.                                                     2,500     60,334
    Broadleaf Co., Ltd.                                           1,800     11,192
    Brother Industries, Ltd.                                     19,300    356,237
    Bunka Shutter Co., Ltd.                                       6,000     48,419
    C Uyemura & Co., Ltd.                                           400     18,191
    Calsonic Kansei Corp.                                        14,000    222,566
    Canon Marketing Japan, Inc.                                   3,600     68,712
    Canon, Inc. Sponsored ADR                                    14,250    421,373
    Capcom Co., Ltd.                                              4,300     91,265

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Casio Computer Co., Ltd.                                     21,200 $292,921
    Cawachi, Ltd.                                                 2,000   51,463
    Central Glass Co., Ltd.                                      11,000   52,709
    Central Japan Railway Co.                                     1,855  299,742
    Chiba Bank, Ltd. (The)                                       14,000   91,579
    Chiba Kogyo Bank, Ltd. (The)                                  3,300   17,043
    Chiyoda Co., Ltd.                                             1,200   28,374
    Chiyoda Corp.                                                13,000   87,500
    Chiyoda Integre Co., Ltd.                                       500   10,740
    Chofu Seisakusho Co., Ltd.                                    1,200   27,362
    Chori Co., Ltd.                                               1,600   27,763
    Chubu Shiryo Co., Ltd.                                        1,000    9,274
    Chudenko Corp.                                                2,600   55,257
    Chuetsu Pulp & Paper Co., Ltd.                                8,000   17,728
    Chugai Pharmaceutical Co., Ltd.                               2,100   61,716
    Chugoku Bank, Ltd. (The)                                      7,200  105,911
    Chugoku Marine Paints, Ltd.                                   6,000   43,644
    Chukyo Bank, Ltd. (The)                                         800   16,332
    Chuo Spring Co., Ltd.                                         1,000    2,890
    Ci:z Holdings Co., Ltd.                                       3,400   98,176
    Citizen Watch Co., Ltd.                                      15,800   98,116
    CKD Corp.                                                     5,100   68,126
    Clarion Co., Ltd.                                             7,000   26,371
    Cleanup Corp.                                                   600    4,759
    CMIC Holdings Co., Ltd.                                       1,200   15,886
*   CMK Corp.                                                     2,600   15,433
    Coca-Cola East Japan Co., Ltd.                                3,600   78,398
#   Coca-Cola West Co., Ltd.                                      5,900  171,256
    Cocokara fine, Inc.                                           1,800   74,826
#   COLOPL, Inc.                                                  4,500   38,921
#   Colowide Co., Ltd.                                            4,200   70,411
    COMSYS Holdings Corp.                                        12,500  229,780
    Concordia Financial Group, Ltd.                              23,410  123,474
#*  COOKPAD, Inc.                                                 2,700   24,106
    Cosmos Pharmaceutical Corp.                                     700  129,266
#   Create Restaurants Holdings, Inc.                               900    7,870
    Create SD Holdings Co., Ltd.                                  1,600   35,291
    Credit Saison Co., Ltd.                                      10,600  193,132
#   CROOZ, Inc.                                                   1,200   31,643
    CyberAgent, Inc.                                             12,400  307,256
    Dai Nippon Printing Co., Ltd.                                13,000  132,257
    Dai-Dan Co., Ltd.                                             1,000    8,487
    Dai-ichi Life Holdings, Inc.                                 40,300  730,594
    Daibiru Corp.                                                 4,400   39,911
    Daicel Corp.                                                 18,100  200,151
    Daido Metal Co., Ltd.                                         3,000   27,939
    Daido Steel Co., Ltd.                                        32,000  145,314
    Daidoh, Ltd.                                                    500    1,956
    Daifuku Co., Ltd.                                            10,800  238,751
    Daihen Corp.                                                  6,000   38,541
    Daiho Corp.                                                   8,000   36,960
    Daiichi Jitsugyo Co., Ltd.                                    2,000   12,047
    Daiichi Sankyo Co., Ltd.                                     10,600  237,155

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Daiichikosho Co., Ltd.                                        4,100 $162,920
    Daikin Industries, Ltd.                                       5,000  496,312
    Daikokutenbussan Co., Ltd.                                      400   18,585
    Daikyonishikawa Corp.                                         1,800   23,479
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.       6,000   36,036
#   Daio Paper Corp.                                              4,600   51,625
    Daisan Bank, Ltd. (The)                                       1,300   20,033
    Daishi Bank, Ltd. (The)                                      15,000   66,214
    Daito Pharmaceutical Co., Ltd.                                  500    9,975
    Daito Trust Construction Co., Ltd.                            4,000  559,197
    Daiwa House Industry Co., Ltd.                               22,000  595,807
    Daiwa Industries, Ltd.                                        3,000   26,014
    Daiwa Securities Group, Inc.                                 53,000  337,943
    Daiwabo Holdings Co., Ltd.                                    8,000   19,760
    DCM Holdings Co., Ltd.                                       10,000   89,734
    Dena Co., Ltd.                                                6,200  138,535
    Denka Co., Ltd.                                              11,000   54,141
    Denki Kogyo Co., Ltd.                                         3,000   15,421
    Denso Corp.                                                   6,700  290,140
    Dentsu, Inc.                                                  5,600  258,827
    Denyo Co., Ltd.                                               2,000   29,184
    Descente, Ltd.                                                3,000   34,087
    DIC Corp.                                                    13,200  408,767
    Digital Garage, Inc.                                          1,300   23,940
#   Dip Corp.                                                     1,900   38,837
    Disco Corp.                                                     400   51,074
    DKS Co., Ltd.                                                 8,000   27,828
#   DMG Mori Co., Ltd.                                           13,200  180,377
    Don Quijote Holdings Co., Ltd.                                5,000  181,477
    Doshisha Co., Ltd.                                            1,400   26,843
    Doutor Nichires Holdings Co., Ltd.                            1,900   36,219
    Dowa Holdings Co., Ltd.                                      26,000  220,671
    DTS Corp.                                                     1,600   36,207
    Duskin Co., Ltd.                                              3,400   74,171
    DyDo Group Holdings, Inc.                                       500   26,388
    Eagle Industry Co., Ltd.                                      1,900   25,502
    East Japan Railway Co.                                        4,700  425,618
    Ebara Corp.                                                  11,000  339,254
#   EDION Corp.                                                   7,400   71,038
#   Ehime Bank, Ltd. (The)                                        1,599   19,250
    Eighteenth Bank, Ltd. (The)                                  11,000   33,999
    Eiken Chemical Co., Ltd.                                      1,100   28,406
    Eisai Co., Ltd.                                               4,800  264,579
    Eizo Corp.                                                    1,100   30,984
    Elecom Co., Ltd.                                              1,000   16,982
    en-japan, Inc.                                                3,000   54,193
    EPS Holdings, Inc.                                            2,000   25,345
    ESPEC Corp.                                                   2,200   24,960
#*  euglena Co., Ltd.                                               900    9,399
    Exedy Corp.                                                   2,600   70,405
#   Ezaki Glico Co., Ltd.                                         1,500   68,667
#   F@N Communications, Inc.                                      5,100   33,176
    FALCO HOLDINGS Co., Ltd.                                        200    2,657

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    FamilyMart UNY Holdings Co., Ltd.                                 -- $     13
    Fancl Corp.                                                    1,500   20,709
    FANUC Corp.                                                    2,500  490,817
    Fast Retailing Co., Ltd.                                       2,200  691,933
    FCC Co., Ltd.                                                  2,100   38,042
    Ferrotec Corp.                                                 3,900   55,931
    FIDEA Holdings Co., Ltd.                                       5,200    9,516
#   Fields Corp.                                                   1,900   20,842
    Financial Products Group Co., Ltd.                             5,400   48,331
#   FINDEX, Inc.                                                     600    4,916
    Foster Electric Co., Ltd.                                      1,900   29,737
    FP Corp.                                                       2,400  114,545
    Fudo Tetra Corp.                                              10,600   19,443
    Fuji Co., Ltd.                                                 1,000   20,809
    Fuji Corp., Ltd.                                               1,100    7,333
    Fuji Electric Co., Ltd.                                       20,000  118,489
    Fuji Heavy Industries, Ltd.                                   23,200  928,373
    Fuji Machine Manufacturing Co., Ltd.                           6,800   85,445
    Fuji Media Holdings, Inc.                                      2,800   40,568
*   Fuji Oil Co., Ltd.                                             3,700   13,245
    Fuji Seal International, Inc.                                  2,600   55,206
    Fuji Soft, Inc.                                                1,700   41,815
    Fujibo Holdings, Inc.                                          1,000   29,770
    FUJIFILM Holdings Corp.                                        5,000  193,626
    Fujikura, Ltd.                                                18,000  113,974
    Fujimori Kogyo Co., Ltd.                                         500   13,147
    Fujitec Co., Ltd.                                              6,000   70,514
    Fujitsu Frontech, Ltd.                                         2,400   31,174
    Fujitsu General, Ltd.                                          3,000   59,016
    Fujitsu, Ltd.                                                161,000  935,725
    FuKoKu Co., Ltd.                                                 200    1,638
    Fukuda Corp.                                                   3,000   29,437
    Fukuda Denshi Co., Ltd.                                          400   22,795
    Fukui Bank, Ltd. (The)                                        13,000   33,683
    Fukuoka Financial Group, Inc.                                 57,000  251,615
    Fukushima Bank, Ltd. (The)                                    33,000   27,727
    Fukushima Industries Corp.                                       800   25,331
#   Fukuyama Transporting Co., Ltd.                                6,000   33,055
#   FULLCAST Holdings Co., Ltd..                                   4,000   33,401
#   Funai Electric Co., Ltd.                                         300    2,408
#   Furukawa Battery Co., Ltd. (The)                               2,000   13,280
    Furukawa Co., Ltd.                                            17,000   33,209
    Furukawa Electric Co., Ltd.                                    2,900   98,398
    Furuno Electric Co., Ltd.                                      2,200   14,558
    Furusato Industries, Ltd.                                      1,600   23,754
    Fuso Chemical Co., Ltd.                                          900   19,914
    Fuso Pharmaceutical Industries, Ltd.                             200    5,020
    Futaba Corp.                                                   2,100   36,668
    Futaba Industrial Co., Ltd.                                    7,200   42,801
    Future Corp.                                                   3,000   21,077
    Fuyo General Lease Co., Ltd.                                   1,100   54,710
    G-Tekt Corp.                                                   2,200   41,318
    GCA Corp.                                                        700    5,109

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    Gecoss Corp.                                                     800 $  7,576
#   Geo Holdings Corp.                                             3,300   38,123
    GLOBERIDE, Inc.                                                1,800   29,476
    Glory, Ltd.                                                    6,900  215,569
    GMO internet, Inc.                                             4,700   68,229
#   GMO Payment Gateway, Inc.                                      1,300   64,659
    Goldcrest Co., Ltd.                                            1,600   28,430
    Gree, Inc.                                                     5,400   29,128
    GS Yuasa Corp.                                                30,000  124,207
    Gun-Ei Chemical Industry Co., Ltd.                               100    3,138
#*  GungHo Online Entertainment, Inc.                             37,600   81,646
    Gunma Bank, Ltd. (The)                                        14,000   76,367
    Gunze, Ltd.                                                    8,000   27,502
    Gurunavi, Inc.                                                 2,500   55,236
    H2O Retailing Corp.                                            5,860   96,985
    Hachijuni Bank, Ltd. (The)                                    17,000  100,061
    Hakuhodo DY Holdings, Inc.                                     7,600   93,506
    Hakuto Co., Ltd.                                                 400    3,634
    Hamakyorex Co., Ltd.                                           1,000   19,187
    Hamamatsu Photonics K.K.                                       2,200   63,535
    Hankyu Hanshin Holdings, Inc.                                  6,400  217,151
    Hanwa Co., Ltd.                                               19,000  129,592
    Happinet Corp.                                                 1,400   15,947
#   Harmonic Drive Systems, Inc.                                   2,100   63,295
    Haseko Corp.                                                  37,400  412,204
    Hazama Ando Corp.                                             19,200  133,975
    Heiwa Corp.                                                    5,800  139,833
    Heiwa Real Estate Co., Ltd.                                    2,800   38,913
    Heiwado Co., Ltd.                                              1,800   41,479
    HI-LEX Corp.                                                   1,200   31,441
    Hibiya Engineering, Ltd.                                       1,900   28,591
    Hiday Hidaka Corp.                                             1,152   27,420
    Hikari Tsushin, Inc.                                           1,100  100,523
    Hino Motors, Ltd.                                             25,400  267,979
    Hirose Electric Co., Ltd.                                        900  117,161
    Hiroshima Bank, Ltd. (The)                                    33,000  154,183
    Hisaka Works, Ltd.                                             1,500   12,464
    Hisamitsu Pharmaceutical Co., Inc.                             1,900   99,181
    Hitachi Capital Corp.                                          5,300  136,058
    Hitachi Chemical Co., Ltd.                                     6,400  181,703
    Hitachi Construction Machinery Co., Ltd.                       7,100  163,283
    Hitachi High-Technologies Corp.                                4,800  205,604
    Hitachi Koki Co., Ltd.                                         3,900   29,949
    Hitachi Kokusai Electric, Inc.                                 2,200   49,409
    Hitachi Maxell, Ltd.                                           3,400   68,629
    Hitachi Metals, Ltd.                                          15,510  215,017
    Hitachi Transport System, Ltd.                                 1,900   38,777
    Hitachi Zosen Corp.                                           18,600   97,713
    Hitachi, Ltd.                                                101,000  578,271
    Hitachi, Ltd. ADR                                              3,100  176,762
    Hogy Medical Co., Ltd.                                           900   54,951
    Hokkoku Bank, Ltd. (The)                                      12,000   45,752
    Hokuetsu Bank, Ltd. (The)                                      1,600   37,821

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    Hokuetsu Kishu Paper Co., Ltd.                                 4,100 $ 24,878
    Hokuhoku Financial Group, Inc.                                 4,900   83,946
    Honda Motor Co., Ltd.                                         27,200  809,442
    Honda Motor Co., Ltd. Sponsored ADR                           20,519  609,825
    Honeys Co., Ltd.                                               2,200   21,053
    Horiba, Ltd.                                                   2,000  105,257
    Hoshizaki Corp.                                                3,500  285,219
    Hosokawa Micron Corp.                                          2,000   14,021
    House Foods Group, Inc.                                        4,100   87,981
    Hulic Co., Ltd.                                                9,700   94,584
    Hyakugo Bank, Ltd. (The)                                      13,000   53,397
    Hyakujushi Bank, Ltd. (The)                                   11,000   36,566
    IBJ Leasing Co., Ltd.                                          1,300   28,465
    Ichibanya Co., Ltd.                                              200    6,571
    Ichigo, Inc.                                                  21,400   69,429
    Ichiyoshi Securities Co., Ltd.                                 2,000   15,528
    Icom, Inc.                                                       600   12,094
#   IDOM, Inc.                                                     3,400   22,255
*   IHI Corp.                                                    152,000  409,307
    Iida Group Holdings Co., Ltd.                                  7,820  146,353
    Imasen Electric Industrial                                     2,500   22,128
    Imperial Hotel, Ltd.                                             400    7,395
    Inaba Denki Sangyo Co., Ltd.                                   2,000   70,910
    Inabata & Co., Ltd.                                            4,400   50,206
#   Inageya Co., Ltd.                                              2,000   27,157
    Ines Corp.                                                       500    5,102
    Infomart Corp.                                                 6,100   34,254
    Information Services International-Dentsu, Ltd.                1,400   25,783
    Intage Holdings, Inc.                                            300    5,577
    Internet Initiative Japan, Inc.                                3,400   54,679
    Inui Global Logistics Co., Ltd.                                1,600   13,620
#   Iseki & Co., Ltd.                                             16,000   31,722
    Isetan Mitsukoshi Holdings, Ltd.                              18,040  211,019
*   Ishihara Sangyo Kaisha, Ltd.                                   2,900   23,663
    Isuzu Motors, Ltd.                                            22,400  300,561
    Ito En, Ltd.                                                   7,400  245,914
    Itochu Enex Co., Ltd.                                          4,500   36,477
    Itochu Techno-Solutions Corp.                                  4,300  115,666
    Itochu-Shokuhin Co., Ltd.                                        300   11,526
*   Itoham Yonekyu Holdings, Inc.                                  9,000   79,710
    Itoki Corp.                                                    4,700   30,236
    IwaiCosmo Holdings, Inc.                                       1,000    9,508
    Iwasaki Electric Co., Ltd.                                     7,000   11,850
    Iwatani Corp.                                                 21,000  116,995
    Iyo Bank, Ltd. (The)                                          11,000   73,812
    Izumi Co., Ltd.                                                3,000  127,208
    J Front Retailing Co., Ltd.                                   17,500  252,555
    J Trust Co., Ltd.                                              5,400   58,237
    J-Oil Mills, Inc.                                              1,200   41,595
    Jaccs Co., Ltd.                                               10,000   45,280
    Jafco Co., Ltd.                                                3,000  101,190
#   Jamco Corp.                                                      700   15,615
#   Japan Airport Terminal Co., Ltd.                               1,300   46,479

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Japan Drilling Co., Ltd.                                         500 $   10,585
    Japan Exchange Group, Inc.                                    25,800    383,480
    Japan Lifeline Co., Ltd.                                         600     11,272
#   Japan Material Co., Ltd.                                       1,400     21,105
    Japan Pulp & Paper Co., Ltd.                                   5,000     16,235
    Japan Radio Co., Ltd.                                          1,800     20,900
    Japan Securities Finance Co., Ltd.                             6,700     35,941
    Japan Steel Works, Ltd. (The)                                  3,600     67,596
    Japan Wool Textile Co., Ltd. (The)                             5,000     39,153
    JCU Corp.                                                        300     15,615
    Jeol, Ltd.                                                    10,000     50,179
    JGC Corp.                                                      8,000    138,875
    Jimoto Holdings, Inc.                                         10,800     18,260
    Jin Co., Ltd.                                                    700     35,666
    Joshin Denki Co., Ltd.                                         2,000     18,598
    JSP Corp.                                                        800     18,564
    JSR Corp.                                                     13,700    234,810
    JTEKT Corp.                                                   17,100    280,843
    Juki Corp.                                                     1,800     19,366
    Juroku Bank, Ltd. (The)                                       20,000     69,332
    Justsystems Corp.                                                600      6,586
    JVC Kenwood Corp.                                              3,820     10,334
    JX Holdings, Inc.                                             91,720    432,549
    K&O Energy Group, Inc.                                           900     14,187
#   K's Holdings Corp.                                             6,338    114,373
    kabu.com Securities Co., Ltd.                                  5,800     19,786
*   Kadokawa Dwango                                                3,102     47,932
    Kaga Electronics Co., Ltd.                                     1,200     20,849
    Kagome Co., Ltd.                                               1,400     36,054
    Kajima Corp.                                                  63,403    441,908
#   Kakaku.com, Inc.                                              11,500    208,182
    Kaken Pharmaceutical Co., Ltd.                                 2,800    142,347
#   Kakiyasu Honten Co., Ltd.                                      1,500     26,256
    Kameda Seika Co., Ltd.                                         1,100     51,644
    Kamei Corp.                                                    2,000     22,694
    Kamigumi Co., Ltd.                                            15,000    145,811
    Kanagawa Chuo Kotsu Co., Ltd.                                  4,000     25,783
    Kanamoto Co., Ltd.                                             2,500     65,057
    Kandenko Co., Ltd.                                             6,000     55,743
    Kaneka Corp.                                                  24,000    206,789
    Kanematsu Corp.                                               50,000     88,068
    Kansai Paint Co., Ltd.                                         9,000    174,833
    Kansai Urban Banking Corp.                                     3,200     41,923
    Kanto Denka Kogyo Co., Ltd.                                    2,000     19,018
    Kao Corp.                                                      3,600    178,145
    Kasai Kogyo Co., Ltd.                                          1,100     12,703
    Katakura Industries Co., Ltd.                                  1,200     14,033
    Kato Sangyo Co., Ltd.                                            900     21,617
    Kato Works Co., Ltd.                                           1,000     26,692
#   KAWADA TECHNOLOGIES, Inc.                                        200     14,356
    Kawasaki Heavy Industries, Ltd.                              124,000    388,021
    KDDI Corp.                                                    66,900  1,797,495
    Keihan Holdings Co., Ltd.                                     31,000    206,491

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Keihanshin Building Co., Ltd.                                 1,700 $  9,032
    Keihin Corp.                                                  2,700   47,782
    Keikyu Corp.                                                 16,000  187,631
    Keio Corp.                                                   17,000  139,733
    Keisei Electric Railway Co., Ltd.                             2,500   59,191
    Keiyo Bank, Ltd. (The)                                       18,000   82,837
#   Kenedix, Inc.                                                 7,900   29,532
    Kenko Mayonnaise Co., Ltd.                                      900   24,006
    Kewpie Corp.                                                 10,300  257,468
    Keyence Corp.                                                 1,600  621,387
    Kikkoman Corp.                                                4,000  125,925
    Kinden Corp.                                                  8,200  104,150
    Kintetsu Group Holdings Co., Ltd.                            61,000  234,500
    Kintetsu World Express, Inc.                                  4,300   59,216
    Kirin Holdings Co., Ltd.                                     26,400  432,583
    Kissei Pharmaceutical Co., Ltd.                               2,100   51,518
    Kita-Nippon Bank, Ltd. (The)                                    600   16,461
    Kitagawa Iron Works Co., Ltd.                                   500   10,869
    Kitz Corp.                                                    7,500   45,681
    Kiyo Bank, Ltd. (The)                                         3,800   60,526
#*  KLab, Inc.                                                    4,800   26,578
    Kobayashi Pharmaceutical Co., Ltd.                            3,600  160,444
    Kobe Bussan Co., Ltd.                                         1,100   35,579
*   Kobe Electric Railway Co., Ltd.                               4,000   13,603
    Kohnan Shoji Co., Ltd.                                        1,900   35,431
    Koito Manufacturing Co., Ltd.                                 6,800  360,710
    Kokuyo Co., Ltd.                                              9,700  119,780
    Komatsu, Ltd.                                                19,300  456,997
    Komeri Co., Ltd.                                              1,300   30,611
    Komori Corp.                                                  2,800   38,450
    Konami Holdings Corp.                                         4,700  187,950
    Konica Minolta, Inc.                                         16,700  172,996
    Konishi Co., Ltd.                                             2,400   27,800
    Konoike Transport Co., Ltd.                                   1,000   13,192
    Kose Corp.                                                    2,400  204,380
    Kotobuki Spirits Co., Ltd.                                    2,100   50,843
    Kubota Corp.                                                 27,100  430,816
    Kubota Corp. Sponsored ADR                                    1,000   79,300
    Kumagai Gumi Co., Ltd.                                       34,000   97,495
#   Kumiai Chemical Industry Co., Ltd.                            4,800   28,042
    Kura Corp.                                                    1,000   41,707
    Kurabo Industries, Ltd.                                      13,000   27,045
    Kuraray Co., Ltd.                                            27,000  427,950
    Kureha Corp.                                                  1,100   46,651
    Kurimoto, Ltd.                                                  800   16,688
    Kurita Water Industries, Ltd.                                 4,800  113,864
    Kuroda Electric Co., Ltd.                                     1,800   37,129
    Kusuri no Aoki Holdings Co., Ltd.                             1,400   59,826
    KYB Corp.                                                    13,000   63,296
    Kyocera Corp.                                                 4,100  213,449
    Kyocera Corp. Sponsored ADR                                   2,000  109,400
    Kyodo Printing Co., Ltd.                                      5,000   17,687
    Kyokuto Kaihatsu Kogyo Co., Ltd.                              2,700   38,843

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Kyokuto Securities Co., Ltd.                                  1,500 $ 21,715
    Kyokuyo Co., Ltd.                                               200    4,822
    KYORIN Holdings, Inc.                                         3,300   72,401
    Kyosan Electric Manufacturing Co., Ltd.                       2,000    7,159
    Kyowa Exeo Corp.                                              8,900  131,703
    Kyudenko Corp.                                                4,000  108,543
    Kyushu Financial Group, Inc.                                 11,540   79,513
#*  Laox Co., Ltd.                                                  600    3,707
    Lasertec Corp.                                                1,500   31,288
#   Lawson, Inc.                                                  5,300  386,862
    LEC, Inc.                                                       400   13,036
    Leopalace21 Corp.                                            19,500  111,705
    Life Corp.                                                    1,400   40,482
    Lintec Corp.                                                  3,400   76,092
    Lion Corp.                                                   11,000  191,326
    LIXIL Group Corp.                                            11,800  275,515
    M3, Inc.                                                      9,100  244,487
#   Mabuchi Motor Co., Ltd.                                       2,100  107,949
    Macnica Fuji Electronics Holdings, Inc.                       2,500   35,222
    Maeda Corp.                                                  11,000   95,894
    Maeda Road Construction Co., Ltd.                             5,000   86,429
    Makino Milling Machine Co., Ltd.                              7,000   61,252
    Makita Corp.                                                  3,700  256,990
    Mandom Corp.                                                  1,000   47,201
    Mani, Inc.                                                      900   21,732
    Mars Engineering Corp.                                          300    5,755
    Marubun Corp.                                                   800    4,901
    Marudai Food Co., Ltd.                                        4,000   17,368
    Maruha Nichiro Corp.                                          2,100   58,084
    Marui Group Co., Ltd.                                         7,300  104,379
    Marusan Securities Co., Ltd.                                  2,500   21,109
    Maruzen Showa Unyu Co., Ltd.                                  3,000   11,901
#   Marvelous, Inc.                                               3,000   22,471
#   Matsui Securities Co., Ltd.                                   6,500   55,661
    Matsumotokiyoshi Holdings Co., Ltd.                           2,400  119,319
#   Matsuya Co., Ltd.                                             2,200   19,002
    Max Co., Ltd.                                                 2,000   27,308
    Mazda Motor Corp.                                            40,600  597,474
    McDonald's Holdings Co. Japan, Ltd.                           1,100   28,920
    MCJ Co., Ltd.                                                 1,200   12,301
    Mebuki Financial Group, Inc.                                 15,800   60,676
    Medipal Holdings Corp.                                       15,500  251,216
    Megmilk Snow Brand Co., Ltd.                                  2,100   55,118
    Meidensha Corp.                                              15,000   51,092
    MEIJI Holdings Co., Ltd.                                      4,200  325,317
    Meitec Corp.                                                  2,500   93,874
#   Michinoku Bank, Ltd. (The)                                    9,000   15,197
#   Micronics Japan Co., Ltd.                                     1,600   15,752
    Mie Bank, Ltd. (The)                                            600   12,401
    Milbon Co., Ltd.                                                800   34,997
    Mimasu Semiconductor Industry Co., Ltd.                       1,000   16,123
    Minato Bank, Ltd. (The)                                         800   14,933
    MINEBEA MITSUMI, Inc.                                        11,400  113,329

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Ministop Co., Ltd.                                               700 $   12,573
    Miraca Holdings, Inc.                                          6,500    296,241
    Mirait Holdings Corp.                                          6,600     60,126
#   Misawa Homes Co., Ltd.                                         1,700     16,077
    MISUMI Group, Inc.                                            13,800    257,836
    Mitani Corp.                                                   1,000     28,954
    Mito Securities Co., Ltd.                                        800      2,182
    Mitsuba Corp.                                                  2,000     34,830
    Mitsubishi Chemical Holdings Corp.                           109,600    764,455
    Mitsubishi Electric Corp.                                     58,800    894,857
    Mitsubishi Estate Co., Ltd.                                   27,000    513,916
    Mitsubishi Gas Chemical Co., Inc.                             12,400    237,836
    Mitsubishi Heavy Industries, Ltd.                            128,000    574,999
    Mitsubishi Logistics Corp.                                     6,000     85,349
    Mitsubishi Motors Corp.                                       45,500    246,480
    Mitsubishi Nichiyu Forklift Co., Ltd.                          2,600     18,664
*   Mitsubishi Paper Mills, Ltd.                                   1,100      7,649
    Mitsubishi Shokuhin Co., Ltd.                                  1,400     41,739
    Mitsubishi Tanabe Pharma Corp.                                 9,700    194,554
    Mitsubishi UFJ Financial Group, Inc.                         320,400  2,051,688
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR            27,043    172,805
    Mitsubishi UFJ Lease & Finance Co., Ltd.                      24,400    130,063
    Mitsuboshi Belting, Ltd.                                       4,000     34,809
    Mitsui Chemicals, Inc.                                        73,000    343,289
    Mitsui Engineering & Shipbuilding Co., Ltd.                  105,000    169,854
    Mitsui Fudosan Co., Ltd.                                      16,000    369,395
    Mitsui High-Tec, Inc.                                          1,100      8,477
    Mitsui Home Co., Ltd.                                          3,000     14,813
    Mitsui Mining & Smelting Co., Ltd.                            48,000    134,217
    Mitsui Sugar Co., Ltd.                                         1,600     35,585
    Mitsui-Soko Holdings Co., Ltd.                                 7,000     20,913
    Miyazaki Bank, Ltd. (The)                                      7,000     23,219
    Mizuho Financial Group, Inc.                                 344,440    639,138
    Mizuho Financial Group, Inc. ADR                              28,400    104,512
    Mizuno Corp.                                                   6,000     31,020
    Mochida Pharmaceutical Co., Ltd.                                 700     50,284
    Modec, Inc.                                                    1,300     21,724
    Monex Group, Inc.                                             13,000     34,321
#   MonotaRO Co., Ltd.                                             6,400    167,974
    Morinaga & Co., Ltd.                                           2,200     95,196
    Morinaga Milk Industry Co., Ltd.                              14,000     96,583
    Morita Holdings Corp.                                          3,000     42,498
    Mory Industries, Inc.                                            400      7,341
    MS&AD Insurance Group Holdings, Inc.                          15,352    513,578
    MTI, Ltd.                                                      1,800     11,501
    Musashi Seimitsu Industry Co., Ltd.                            1,700     46,797
    Musashino Bank, Ltd. (The)                                     1,700     50,250
    Nabtesco Corp.                                                10,900    284,282
#   Nachi-Fujikoshi Corp.                                          9,000     44,104
#   Nagano Bank, Ltd. (The)                                          700     12,428
    Nagase & Co., Ltd.                                            13,200    180,898
    Nagoya Railroad Co., Ltd.                                     31,000    152,604
    Nakamuraya Co., Ltd.                                             100      4,457

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    Nakanishi, Inc.                                                1,000 $ 38,682
    Namura Shipbuilding Co., Ltd.                                  1,700   11,316
    Nankai Electric Railway Co., Ltd.                             21,000  103,857
    Nanto Bank, Ltd. (The)                                         1,600   64,430
    Natori Co., Ltd.                                                 500    8,009
    NEC Corp.                                                    233,000  537,764
    NEC Networks & System Integration Corp.                        1,600   29,148
    NET One Systems Co., Ltd.                                      3,200   21,846
    Nexon Co., Ltd.                                                3,700   56,333
    Next Co., Ltd.                                                 6,100   41,223
    NGK Insulators, Ltd.                                           1,800   35,294
    NHK Spring Co., Ltd.                                          19,700  198,511
#   Nichi-iko Pharmaceutical Co., Ltd.                             2,900   42,339
    Nichia Steel Works, Ltd.                                       1,000    2,509
    Nichias Corp.                                                  4,000   41,024
    Nichiden Corp.                                                   400   11,459
    Nichiha Corp.                                                  2,000   51,300
    NichiiGakkan Co., Ltd.                                         3,100   22,382
    Nichirei Corp.                                                 7,000  142,479
    Nichireki Co., Ltd.                                            3,000   24,440
    Nidec Corp.                                                    3,800  356,795
    Nidec Corp. Sponsored ADR                                      7,900  184,900
    Nifco, Inc.                                                    6,000  302,101
    Nihon Chouzai Co., Ltd.                                          400   15,115
    Nihon House Holdings Co., Ltd.                                   700    3,163
    Nihon Kohden Corp.                                             6,900  158,327
    Nihon M&A Center, Inc.                                         9,100  265,407
#   Nihon Nohyaku Co., Ltd.                                        6,700   36,447
    Nihon Parkerizing Co., Ltd.                                    6,700   82,057
    Nihon Unisys, Ltd.                                             4,400   56,852
    Nihon Yamamura Glass Co., Ltd.                                 3,000    5,465
    Nikkiso Co., Ltd.                                              5,500   51,113
    Nikkon Holdings Co., Ltd.                                      4,200   86,942
    Nikon Corp.                                                   14,600  235,633
    Nintendo Co., Ltd.                                             2,100  429,832
    Nippo Corp.                                                    5,000   94,525
    Nippon Beet Sugar Manufacturing Co., Ltd.                        900   18,327
#   Nippon Carbon Co., Ltd.                                        9,000   21,899
    Nippon Chemi-Con Corp.                                         6,000   13,836
#   Nippon Coke & Engineering Co., Ltd.                            3,500    3,381
    Nippon Densetsu Kogyo Co., Ltd.                                2,000   32,946
    Nippon Express Co., Ltd.                                      34,000  179,863
    Nippon Flour Mills Co., Ltd.                                   3,500   49,602
    Nippon Gas Co., Ltd.                                           3,600  103,351
    Nippon Kayaku Co., Ltd.                                       20,000  261,390
    Nippon Koei Co., Ltd.                                            800   18,029
    Nippon Light Metal Holdings Co., Ltd.                         58,300  142,406
    Nippon Paint Holdings Co., Ltd.                               12,700  370,453
#   Nippon Paper Industries Co., Ltd.                              2,300   42,109
    Nippon Pillar Packing Co., Ltd.                                  800    9,695
    Nippon Road Co., Ltd. (The)                                    5,000   20,370
    Nippon Seiki Co., Ltd.                                         1,000   21,541
#*  Nippon Sharyo, Ltd.                                            8,000   19,548

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
*   Nippon Sheet Glass Co., Ltd.                                   5,180 $   42,603
    Nippon Shinyaku Co., Ltd.                                      2,600    135,206
    Nippon Shokubai Co., Ltd.                                      2,000    137,838
    Nippon Signal Co., Ltd.                                        2,700     25,605
    Nippon Soda Co., Ltd.                                          7,000     34,042
    Nippon Steel & Sumikin Bussan Corp.                            1,200     49,385
    Nippon Suisan Kaisha, Ltd.                                    38,300    188,578
    Nippon Thompson Co., Ltd.                                      3,000     13,986
    Nippon Valqua Industries, Ltd.                                   600      9,485
    Nippon Yakin Kogyo Co., Ltd.                                   2,000      3,361
    Nipro Corp.                                                   15,500    173,761
*   Nishi-Nippon Financial Holdings, Inc.                          6,400     67,114
    Nishi-Nippon Railroad Co., Ltd.                               15,000     66,372
    Nishimatsu Construction Co., Ltd.                             19,000     95,010
    Nishimatsuya Chain Co., Ltd.                                   2,600     32,510
    Nishio Rent All Co., Ltd.                                      2,200     62,723
    Nissan Chemical Industries, Ltd.                               5,200    185,671
    Nissan Motor Co., Ltd.                                       107,800  1,066,483
    Nissan Shatai Co., Ltd.                                        6,800     64,427
    Nissei ASB Machine Co., Ltd.                                     100      1,932
    Nissei Build Kogyo Co., Ltd.                                   6,000     30,471
#   Nissha Printing Co., Ltd.                                      2,300     63,160
    Nisshin Oillio Group, Ltd. (The)                              11,000     51,964
    Nisshin Seifun Group, Inc.                                     6,280     95,535
    Nisshinbo Holdings, Inc.                                       8,000     76,209
    Nissin Corp.                                                   4,000     12,351
    Nissin Electric Co., Ltd.                                      6,000     71,893
    Nissin Foods Holdings Co., Ltd.                                  500     26,387
    Nissin Kogyo Co., Ltd.                                         2,100     34,694
    Nissin Sugar Co., Ltd.                                           800     11,946
    Nitori Holdings Co., Ltd.                                      2,800    313,801
    Nitta Corp.                                                      800     21,734
    Nittetsu Mining Co., Ltd.                                        300     15,135
    Nitto Boseki Co., Ltd.                                         8,000     32,088
    Nitto Denko Corp.                                              3,600    284,855
    Nitto Kogyo Corp.                                              2,500     34,123
    Nittoc Construction Co., Ltd.                                  1,700      6,851
    NOF Corp.                                                     12,000    125,706
    Nohmi Bosai, Ltd.                                              3,000     45,057
    Nojima Corp.                                                   2,400     26,419
    Nomura Co., Ltd.                                               1,000     17,389
    Nomura Holdings, Inc.                                         49,100    304,364
    Nomura Holdings, Inc. Sponsored ADR                           48,288    298,420
    Nomura Real Estate Holdings, Inc.                             11,600    199,523
    Nomura Research Institute, Ltd.                                4,422    151,093
    Noritake Co., Ltd.                                             1,000     25,661
    Noritz Corp.                                                   2,100     36,017
    North Pacific Bank, Ltd.                                      21,400     85,955
    NS Solutions Corp.                                             2,600     51,465
    NSD Co., Ltd.                                                  2,300     35,816
    NSK, Ltd.                                                     13,000    157,810
    NTN Corp.                                                     32,000    135,152
    NTT Data Corp.                                                 4,200    211,668

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    NTT DOCOMO, Inc.                                             19,900 $475,810
    NTT DOCOMO, Inc. Sponsored ADR                                6,786  162,321
    NTT Urban Development Corp.                                   3,500   30,787
    Nuflare Technology, Inc.                                        600   38,263
    Obara Group, Inc.                                             1,100   51,751
    Obayashi Corp.                                               45,200  430,583
    Obic Co., Ltd.                                                1,400   67,198
    Odakyu Electric Railway Co., Ltd.                             5,500  108,924
    Ogaki Kyoritsu Bank, Ltd. (The)                              16,000   61,751
    Ohara, Inc.                                                     300    2,402
    Ohsho Food Service Corp.                                        600   23,289
    Oiles Corp.                                                   1,800   32,127
    Oita Bank, Ltd. (The)                                         6,000   22,482
    Oji Holdings Corp.                                           38,000  168,194
    Okabe Co., Ltd.                                               1,600   13,529
    Okamoto Industries, Inc.                                      2,000   18,857
    Okamura Corp.                                                 5,900   58,478
    Okasan Securities Group, Inc.                                 9,000   58,769
    Oki Electric Industry Co., Ltd.                               8,000  115,089
#   Okinawa Cellular Telephone Co.                                  700   22,035
    OKUMA Corp.                                                   9,000   93,494
    Okumura Corp.                                                 7,000   42,413
    Okura Industrial Co., Ltd.                                    2,000    9,491
    Okuwa Co., Ltd.                                               2,000   20,399
    Olympus Corp.                                                12,200  422,050
    Omron Corp.                                                   4,500  184,631
    Ono Pharmaceutical Co., Ltd.                                  5,700  116,943
    Onoken Co., Ltd.                                              1,100   13,230
    Onward Holdings Co., Ltd.                                    12,000   88,595
    Open House Co., Ltd.                                          2,900   67,879
    Optex Group Co., Ltd.                                           300    6,999
    Oracle Corp. Japan                                            2,000  112,061
    Organo Corp.                                                  2,000    8,548
*   Orient Corp.                                                 45,600   83,388
    Oriental Land Co., Ltd.                                       3,800  208,237
    Origin Electric Co., Ltd.                                     2,000    5,603
    ORIX Corp.                                                      400    6,035
    Osaka Gas Co., Ltd.                                          74,000  277,383
    Osaka Soda Co., Ltd.                                          4,000   17,582
    Osaki Electric Co., Ltd.                                      1,000   10,558
#   OSG Corp.                                                     8,700  179,990
    OSJB Holdings Corp.                                          11,900   25,799
    Otsuka Corp.                                                  3,100  159,538
    Otsuka Holdings Co., Ltd.                                       700   32,248
#   Outsourcing, Inc.                                               800   26,895
    Pacific Industrial Co., Ltd.                                  2,100   25,962
*   Pacific Metals Co., Ltd.                                      7,000   22,118
    Pack Corp. (The)                                                700   18,307
    PAL GROUP Holdings Co., Ltd.                                  1,100   28,007
    PALTAC Corp.                                                  2,000   51,702
    PanaHome Corp.                                                8,000   67,816
    Panasonic Corp.                                              61,000  634,701
    Panasonic Corp. Sponsored ADR                                24,160  252,955

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Paramount Bed Holdings Co., Ltd.                              1,500 $ 60,370
    Parco Co., Ltd.                                                 900    8,770
    Paris Miki Holdings, Inc.                                     2,800   11,441
#   Pasona Group, Inc.                                              500    3,416
#   PC Depot Corp.                                                3,840   21,290
    Penta-Ocean Construction Co., Ltd.                           27,100  132,316
#*  PeptiDream, Inc.                                              2,500  124,383
    Pigeon Corp.                                                  8,200  222,766
    Pilot Corp.                                                   2,600  105,495
    Piolax, Inc.                                                    500   32,245
*   Pioneer Corp.                                                33,700   73,972
    Plenus Co., Ltd.                                              1,100   23,900
#   Pola Orbis Holdings, Inc.                                     1,000   95,003
    Press Kogyo Co., Ltd.                                         6,000   27,234
    Pressance Corp.                                               1,200   14,468
    Prestige International, Inc.                                  2,000   14,609
    Prima Meat Packers, Ltd.                                      5,000   19,532
    Pronexus, Inc.                                                  600    5,613
    Qol Co., Ltd.                                                 1,800   23,419
    Raito Kogyo Co., Ltd.                                         3,300   34,629
*   Rakuten, Inc.                                                16,200  161,712
    Recruit Holdings Co., Ltd.                                   13,400  586,593
    Relo Group, Inc.                                                900  132,295
    Rengo Co., Ltd.                                              21,900  133,745
    Resona Holdings, Inc.                                        65,300  353,539
    Ricoh Co., Ltd.                                              36,800  328,311
    Ricoh Leasing Co., Ltd.                                       1,700   51,620
    Riken Corp.                                                     500   18,986
    Ringer Hut Co., Ltd.                                          2,000   41,759
    Rinnai Corp.                                                  1,000   84,982
    Riso Kagaku Corp.                                             2,800   49,937
    Rohto Pharmaceutical Co., Ltd.                                6,500  113,022
    Rokko Butter Co., Ltd.                                        1,000   21,396
    Roland DG Corp.                                                 700   21,045
#   Royal Holdings Co., Ltd.                                      1,800   30,538
    Ryobi, Ltd.                                                   9,000   41,129
    Ryoden Corp.                                                  2,000   13,165
#   Ryohin Keikaku Co., Ltd.                                      1,400  262,440
    Ryosan Co., Ltd.                                              1,400   43,476
#   S Foods, Inc.                                                   600   16,283
    Sac's Bar Holdings, Inc.                                      1,600   17,385
    Saizeriya Co., Ltd.                                           1,800   41,632
    Sakai Chemical Industry Co., Ltd.                             7,000   24,714
    Sakata INX Corp.                                              3,000   39,309
    San-A Co., Ltd.                                               1,400   64,925
    San-Ai Oil Co., Ltd.                                          4,000   30,717
    Sanden Holdings Corp.                                         6,000   18,967
    Sangetsu Corp.                                                2,000   35,402
*   Sanken Electric Co., Ltd.                                     6,000   28,165
    Sanki Engineering Co., Ltd.                                   5,200   44,322
    Sankyo Co., Ltd.                                              3,000  100,166
    Sankyo Tateyama, Inc.                                         1,400   20,942
    Sankyu, Inc.                                                 13,000   81,970

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    Sanoh Industrial Co., Ltd.                                     1,100 $  7,980
    Sanrio Co., Ltd.                                               2,600   50,989
    Sanshin Electronics Co., Ltd.                                  2,400   25,895
    Santen Pharmaceutical Co., Ltd.                               17,300  217,390
    Sanwa Holdings Corp.                                          48,700  453,317
    Sanyo Chemical Industries, Ltd.                                1,400   61,143
    Sanyo Denki Co., Ltd.                                          2,000   15,634
    Sanyo Electric Railway Co., Ltd.                               7,000   37,900
#   Sanyo Shokai, Ltd.                                             9,000   13,394
    Sapporo Holdings, Ltd.                                         6,600  171,656
    Sato Holdings Corp.                                            2,000   42,941
    Sawada Holdings Co., Ltd.                                      1,300   10,614
    Sawai Pharmaceutical Co., Ltd.                                 2,000  105,049
    SBI Holdings, Inc.                                            23,500  324,388
    SCREEN Holdings Co., Ltd.                                      3,400  212,634
    SCSK Corp.                                                     1,743   65,428
    Secom Co., Ltd.                                               10,200  737,639
    Sega Sammy Holdings, Inc.                                      8,300  130,326
    Seibu Holdings, Inc.                                           5,300   89,305
    Seikitokyu Kogyo Co., Ltd.                                       100      441
    Seiko Epson Corp.                                             11,900  245,152
    Seiko Holdings Corp.                                          11,000   39,837
    Seino Holdings Co., Ltd.                                       7,800   90,205
    Seiren Co., Ltd.                                               4,800   59,335
#   Sekisui House, Ltd.                                           30,700  496,612
    Sekisui Jushi Corp.                                            2,000   31,877
    Sekisui Plastics Co., Ltd.                                     2,500   18,254
    Senko Co., Ltd.                                                6,320   40,490
    Senshu Ikeda Holdings, Inc.                                   13,800   63,400
    Senshukai Co., Ltd.                                            1,600   10,435
#   Septeni Holdings Co., Ltd.                                     3,000    9,708
    Seria Co., Ltd.                                                1,400   95,312
    Seven & I Holdings Co., Ltd.                                  22,100  882,417
#   Seven Bank, Ltd.                                             107,700  308,550
#*  Sharp Corp.                                                   68,000  183,892
    Shibuya Corp.                                                  1,400   28,212
    Shiga Bank, Ltd. (The)                                        14,000   78,561
    Shikoku Bank, Ltd. (The)                                      17,000   42,521
    Shima Seiki Manufacturing, Ltd.                                1,700   58,645
    Shimachu Co., Ltd.                                             3,700   90,512
    Shimadzu Corp.                                                12,000  202,511
    Shimamura Co., Ltd.                                              800  104,854
    Shimano, Inc.                                                  2,200  346,913
    Shimizu Bank, Ltd. (The)                                         500   15,875
    Shimizu Corp.                                                 30,000  275,740
    Shin-Etsu Chemical Co., Ltd.                                   6,800  586,640
    Shin-Etsu Polymer Co., Ltd.                                    4,700   34,547
    Shindengen Electric Manufacturing Co., Ltd.                    6,000   22,109
    Shinko Electric Industries Co., Ltd.                           4,200   31,793
    Shinko Plantech Co., Ltd.                                      2,900   20,765
    Shinko Shoji Co., Ltd.                                         1,000   10,641
    Shinmaywa Industries, Ltd.                                    10,000   93,518
    Shinoken Group Co., Ltd.                                         300    5,030

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Shinsei Bank, Ltd.                                            83,000 $  142,755
    Shionogi & Co., Ltd.                                           8,700    419,011
    Ship Healthcare Holdings, Inc.                                 3,400     90,429
    Shiseido Co., Ltd.                                            18,300    511,467
    Shizuoka Bank, Ltd. (The)                                     15,000    130,524
    Shizuoka Gas Co., Ltd.                                         6,500     42,188
    Showa Corp.                                                    1,800     12,386
    Showa Denko K.K.                                              10,700    175,589
    Showa Sangyo Co., Ltd.                                         5,000     26,488
    Showa Shell Sekiyu K.K.                                        9,600     94,105
#   Siix Corp.                                                       600     21,865
    Sinanen Holdings Co., Ltd.                                       800     15,596
    Sinfonia Technology Co., Ltd.                                 11,000     28,107
    Sintokogio, Ltd.                                               4,000     36,363
    SKY Perfect JSAT Holdings, Inc.                               15,300     68,853
    Skylark Co., Ltd.                                              9,400    127,234
    SMC Corp.                                                      1,000    272,978
    SMS Co., Ltd.                                                  2,000     47,992
    Sodick Co., Ltd.                                               1,800     15,722
    SoftBank Group Corp.                                          32,684  2,517,998
    Sogo Medical Co., Ltd.                                         1,000     36,627
    Sohgo Security Services Co., Ltd.                              3,900    146,740
    Sompo Holdings, Inc.                                          12,100    438,138
    Sony Financial Holdings, Inc.                                  7,700    128,961
    Sotetsu Holdings, Inc.                                        17,000     85,942
#   Sparx Group Co., Ltd.                                          7,000     13,970
    Square Enix Holdings Co., Ltd.                                 5,100    146,192
    St Marc Holdings Co., Ltd.                                     1,200     36,157
    Star Micronics Co., Ltd.                                       3,000     45,454
    Start Today Co., Ltd.                                          9,900    186,471
    Starts Corp., Inc.                                             3,500     60,890
    Starzen Co., Ltd.                                                300     12,643
    Sugi Holdings Co., Ltd.                                        2,100     97,731
    Suminoe Textile Co., Ltd.                                      5,000     12,116
    Sumitomo Bakelite Co., Ltd.                                   20,000    118,276
    Sumitomo Chemical Co., Ltd.                                  163,231    869,693
    Sumitomo Dainippon Pharma Co., Ltd.                            3,300     55,980
    Sumitomo Densetsu Co., Ltd.                                    2,100     23,817
    Sumitomo Electric Industries, Ltd.                            14,400    209,532
    Sumitomo Forestry Co., Ltd.                                    9,900    136,184
    Sumitomo Heavy Industries, Ltd.                               57,000    391,897
    Sumitomo Metal Mining Co., Ltd.                               15,000    203,223
    Sumitomo Mitsui Construction Co., Ltd.                        95,500    101,403
    Sumitomo Mitsui Financial Group, Inc.                         39,700  1,557,510
    Sumitomo Mitsui Trust Holdings, Inc.                           9,800    365,279
    Sumitomo Real Estate Sales Co., Ltd.                           1,000     22,754
    Sumitomo Realty & Development Co., Ltd.                        8,000    216,413
    Sumitomo Riko Co., Ltd.                                        2,500     25,816
    Sumitomo Seika Chemicals Co., Ltd.                               800     33,298
    Sumitomo Warehouse Co., Ltd. (The)                            14,000     75,289
    Sun Frontier Fudousan Co., Ltd.                                1,300     11,558
    Sundrug Co., Ltd.                                              1,900    131,026
    Suntory Beverage & Food, Ltd.                                  4,500    191,464

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Suruga Bank, Ltd.                                             5,700 $129,857
    Suzuken Co., Ltd.                                             5,890  194,458
    Suzuki Motor Corp.                                           12,700  490,129
    Sysmex Corp.                                                  6,500  390,520
    Systena Corp.                                                 1,700   27,273
    T Hasegawa Co., Ltd.                                            400    6,815
    T&D Holdings, Inc.                                           22,500  333,327
    T&K Toka Co., Ltd.                                            1,000    9,197
    T-Gaia Corp.                                                  2,700   44,188
    Tachi-S Co., Ltd.                                             1,500   24,734
    Tadano, Ltd.                                                 10,100  123,857
    Taihei Dengyo Kaisha, Ltd.                                    3,000   28,729
    Taiho Kogyo Co., Ltd.                                         1,600   23,315
    Taikisha, Ltd.                                                1,200   29,671
    Taiko Bank, Ltd. (The)                                        7,000   15,667
    Taisei Corp.                                                 49,000  348,075
    Taisho Pharmaceutical Holdings Co., Ltd.                        900   76,073
    Taiyo Holdings Co., Ltd.                                      1,900   76,742
    Taiyo Nippon Sanso Corp.                                      3,300   38,973
    Takamatsu Construction Group Co., Ltd.                        2,400   54,234
    Takara Holdings, Inc.                                         5,600   53,515
#   Takara Leben Co., Ltd.                                        5,100   28,551
    Takara Standard Co., Ltd.                                     2,500   42,048
    Takasago International Corp.                                  1,500   40,143
    Takashimaya Co., Ltd.                                        21,000  180,851
#*  Takata Corp.                                                  1,000    4,718
    Takeda Pharmaceutical Co., Ltd.                              19,500  816,770
    Takeei Corp.                                                  3,000   27,193
    Takeuchi Manufacturing Co., Ltd.                              3,300   70,043
    Takiron Co., Ltd.                                             2,000    9,451
    Takuma Co., Ltd.                                              6,000   51,962
    Tamron Co., Ltd.                                              1,000   18,123
    Tamura Corp.                                                  4,000   15,289
#   TASAKI & Co., Ltd.                                            1,200   16,407
    Tatsuta Electric Wire and Cable Co., Ltd.                     4,900   20,047
    Tayca Corp.                                                   3,000   18,859
    TechnoPro Holdings, Inc.                                      2,900  100,188
    Teijin, Ltd.                                                 21,200  447,464
#   Temp Holdings Co., Ltd.                                      18,600  322,568
    Tenma Corp.                                                   2,100   38,197
    THK Co., Ltd.                                                 5,200  128,134
    TIS, Inc.                                                     5,800  131,418
    TKC Corp.                                                       900   27,172
    Toa Corp.(6894434)                                              900    8,197
    Toa Corp.(6894508)                                            1,300   20,611
    TOA ROAD Corp.                                                3,000    9,059
    Toagosei Co., Ltd.                                            6,500   69,582
    Tobishima Corp.                                              13,200   20,673
    Tobu Railway Co., Ltd.                                       16,000   81,204
    TOC Co., Ltd.                                                 2,800   22,130
    Tocalo Co., Ltd.                                                600   13,633
    Tochigi Bank, Ltd. (The)                                      5,000   25,417
    Toda Corp.                                                   14,000   76,871

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Toei Co., Ltd.                                                5,000 $ 44,474
    Toenec Corp.                                                  4,000   19,684
    Toho Bank, Ltd. (The)                                        12,000   45,088
    Toho Co., Ltd.(6895211)                                         200    4,416
    Toho Co., Ltd.(6895200)                                       2,700   77,865
    Toho Gas Co., Ltd.                                           26,000  194,500
#   Toho Holdings Co., Ltd.                                       7,400  159,651
#   Toho Titanium Co., Ltd.                                       4,300   34,284
    Toho Zinc Co., Ltd.                                           8,000   34,844
    Tokai Carbon Co., Ltd.                                       10,000   35,949
    Tokai Corp.                                                     900   31,632
#   TOKAI Holdings Corp.                                          4,600   32,802
    Tokai Rika Co., Ltd.                                          2,800   55,727
    Tokai Tokyo Financial Holdings, Inc.                         11,000   61,089
    Token Corp.                                                     620   43,809
    Tokio Marine Holdings, Inc.                                  20,900  871,404
    Tokushu Tokai Paper Co., Ltd.                                   400   14,211
*   Tokuyama Corp.                                               31,000  138,744
    Tokyo Broadcasting System Holdings, Inc.                      3,600   61,997
    Tokyo Century Corp.                                           3,200  108,693
    Tokyo Electron, Ltd.                                          5,600  580,074
    Tokyo Energy & Systems, Inc.                                  2,000   17,829
    Tokyo Gas Co., Ltd.                                          79,000  350,591
    Tokyo Ohka Kogyo Co., Ltd.                                    3,400  121,474
    Tokyo Seimitsu Co., Ltd.                                      2,100   68,735
    Tokyo Tatemono Co., Ltd.                                      4,400   58,270
    Tokyo TY Financial Group, Inc.                                2,485   86,439
    Tokyu Construction Co., Ltd.                                  8,900   70,008
    Tokyu Corp.                                                  35,765  263,404
    Tokyu Fudosan Holdings Corp.                                 40,100  234,419
    TOMONY Holdings, Inc.                                         8,700   46,300
    Tomy Co., Ltd.                                                7,000   74,446
    Tonami Holdings Co., Ltd.                                     3,000    9,509
    TonenGeneral Sekiyu K.K.                                     20,000  235,202
    Topcon Corp.                                                  7,500  114,962
    Toppan Forms Co., Ltd.                                        4,300   44,601
    Toppan Printing Co., Ltd.                                    13,000  127,607
    Topre Corp.                                                   2,800   71,331
    Toray Industries, Inc.                                       42,107  364,601
    Toridoll Holdings Corp.                                       1,400   30,608
    Torii Pharmaceutical Co., Ltd.                                  600   13,313
    Torishima Pump Manufacturing Co., Ltd.                        1,100   10,881
*   Toshiba Corp.                                                60,000  128,663
    Toshiba Machine Co., Ltd.                                     8,000   34,835
#   Toshiba Plant Systems & Services Corp.                        2,000   30,129
*   Toshiba TEC Corp.                                            13,000   71,199
    Totetsu Kogyo Co., Ltd.                                       1,300   38,300
    TOTO, Ltd.                                                    4,700  189,298
    Towa Bank, Ltd. (The)                                        35,000   35,551
    Towa Corp.                                                    2,800   40,205
#   Towa Pharmaceutical Co., Ltd.                                   600   23,447
    Toyo Construction Co., Ltd.                                   9,000   32,486
    Toyo Engineering Corp.                                       10,000   26,661

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
JAPAN -- (Continued)
    Toyo Ink SC Holdings Co., Ltd.                               26,000 $  126,907
    Toyo Kanetsu K.K.                                             8,000     23,731
    Toyo Securities Co., Ltd.                                     4,000      9,433
    Toyo Seikan Group Holdings, Ltd.                              7,700    142,016
    Toyo Suisan Kaisha, Ltd.                                      2,400     85,635
    Toyo Tanso Co., Ltd.                                          1,200     20,127
    Toyobo Co., Ltd.                                             81,227    131,680
    Toyoda Gosei Co., Ltd.                                        6,300    151,759
    Toyota Boshoku Corp.                                          5,400    119,726
    Toyota Industries Corp.                                       2,500    120,650
    Toyota Motor Corp.                                           61,219  3,560,060
    Toyota Motor Corp. Sponsored ADR                             17,953  2,078,060
    Toyota Tsusho Corp.                                          30,200    830,682
    TPR Co., Ltd.                                                 1,400     39,911
    Trancom Co., Ltd.                                               800     38,539
*   Trend Micro, Inc.                                             4,900    190,153
    Trusco Nakayama Corp.                                         3,000     68,139
    TS Tech Co., Ltd.                                             7,200    183,754
    TSI Holdings Co., Ltd.                                        9,100     65,086
    Tsubakimoto Chain Co.                                        11,000     88,121
    Tsugami Corp.                                                 4,000     24,408
    Tsukishima Kikai Co., Ltd.                                    1,300     13,957
    Tsukuba Bank, Ltd.                                            5,900     17,888
    Tsukui Corp.                                                  8,000     54,128
    Tsuruha Holdings, Inc.                                        1,600    150,403
    Tsurumi Manufacturing Co., Ltd.                               1,900     26,240
    TV Asahi Holdings Corp.                                       1,400     28,029
    Tv Tokyo Holdings Corp.                                         700     14,340
    UKC Holdings Corp.                                              600     11,653
    Ulvac, Inc.                                                   2,500     88,559
#   Unicharm Corp.                                               17,500    394,136
    Union Tool Co.                                                  500     13,948
    Unipres Corp.                                                 2,700     56,964
    United Arrows, Ltd.                                           2,800     79,093
    United Super Markets Holdings, Inc.                           2,700     23,603
*   Universal Entertainment Corp.                                 1,200     43,617
    Unizo Holdings Co., Ltd.                                        900     25,598
    Usen Corp.                                                    9,900     33,225
    Ushio, Inc.                                                  12,900    163,738
    USS Co., Ltd.                                                 8,800    154,451
    V Technology Co., Ltd.                                          300     47,210
    Valor Holdings Co., Ltd.                                      3,800     98,740
#   Vital KSK Holdings, Inc.                                      2,300     20,512
    VT Holdings Co., Ltd.                                         6,800     33,066
    Wacoal Holdings Corp.                                         9,000    109,066
    Wakita & Co., Ltd.                                            2,800     25,908
#   Warabeya Nichiyo Holdings Co., Ltd.                           1,000     21,765
#   WATAMI Co., Ltd.                                              1,700     16,597
#   Welcia Holdings Co., Ltd.                                     1,600     88,059
    West Japan Railway Co.                                        2,300    149,851
    Wowow, Inc.                                                   1,300     41,185
    Xebio Holdings Co., Ltd.                                      1,700     25,400
    Yahagi Construction Co., Ltd.                                 3,600     33,862

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------ ------------
JAPAN -- (Continued)
    Yahoo Japan Corp.                                            50,000 $    209,841
    Yaizu Suisankagaku Industry Co., Ltd.                           200        2,147
    Yakult Honsha Co., Ltd.                                       3,200      164,451
    YAMABIKO Corp.                                                2,800       39,242
    Yamada Denki Co., Ltd.                                       25,600      141,041
    Yamagata Bank, Ltd. (The)                                    10,000       42,789
    Yamaguchi Financial Group, Inc.                              10,000      108,952
    Yamaha Corp.                                                  3,000       91,636
    Yamaha Motor Co., Ltd.                                       11,600      241,274
#   Yamaichi Electronics Co., Ltd.                                3,500       40,239
    Yamanashi Chuo Bank, Ltd. (The)                               9,000       42,323
    Yamato Holdings Co., Ltd.                                     5,200      104,797
    Yamazaki Baking Co., Ltd.                                     6,800      136,753
    Yamazen Corp.                                                 3,900       33,368
    Yaoko Co., Ltd.                                               1,500       60,946
    Yaskawa Electric Corp.                                       30,300      546,368
    Yasuda Logistics Corp.                                        1,500        9,960
    Yellow Hat, Ltd.                                              1,000       22,903
    Yokogawa Bridge Holdings Corp.                                2,300       29,278
    Yokogawa Electric Corp.                                      23,100      369,139
#   Yokohama Reito Co., Ltd.                                      3,900       35,618
#   Yondenko Corp.                                                2,000        7,882
    Yondoshi Holdings, Inc.                                         900       19,804
    Yorozu Corp.                                                    900       12,507
    Yoshinoya Holdings Co., Ltd.                                    800       11,527
    Yuasa Trading Co., Ltd.                                       1,500       40,550
    Yumeshin Holdings Co., Ltd.                                   1,700       11,946
    Yurtec Corp.                                                  3,000       21,874
    Yusen Logistics Co., Ltd.                                       800        7,947
    Zenkoku Hosho Co., Ltd.                                       1,800       62,301
    Zenrin Co., Ltd.                                                600       11,649
    Zensho Holdings Co., Ltd.                                     7,500      128,760
    Zeon Corp.                                                   15,000      172,129
    ZERIA Pharmaceutical Co., Ltd.                                1,100       17,352
#   Zojirushi Corp.                                               2,600       33,968
                                                                        ------------
TOTAL JAPAN                                                              126,701,859
                                                                        ------------
NETHERLANDS -- (3.4%)
    Aalberts Industries NV                                        9,700      340,479
    Accell Group                                                  1,885       44,207
    Aegon NV                                                     81,799      444,618
    Akzo Nobel NV                                                20,262    1,375,087
#*  Altice NV Class A                                            16,909      371,218
*   Altice NV Class B                                             5,130      113,219
    AMG Advanced Metallurgical Group NV                             738       13,672
    Amsterdam Commodities NV                                      1,121       24,863
#   APERAM SA                                                     4,634      219,158
    Arcadis NV                                                    5,092       69,238
    ASM International NV                                          4,549      224,283
    ASML Holding NV(B929F46)                                      3,223      391,338
    ASML Holding NV(B908F01)                                      3,404      413,246
    BE Semiconductor Industries NV                                3,223      116,376
    Beter Bed Holding NV                                            515        8,950

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
NETHERLANDS -- (Continued)
    BinckBank NV                                                   5,442 $    31,191
    Brunel International NV                                        2,332      40,917
    Coca-Cola European Partners P.L.C.                            12,233     422,426
    Corbion NV                                                     5,493     140,694
    Delta Lloyd NV                                                59,060     340,031
    Flow Traders                                                     744      25,999
*   Fugro NV                                                      10,466     165,077
    Gemalto NV(B011JK4)                                            1,107      64,243
#   Gemalto NV(B9MS8P5)                                            4,990     289,996
    GrandVision NV                                                 2,918      69,583
#*  Heijmans NV                                                    2,550      16,989
    Heineken NV                                                    6,749     504,751
    Hunter Douglas NV                                                235      14,727
    IMCD Group NV                                                  3,736     167,799
    ING Groep NV                                                  62,096     892,068
    ING Groep NV Sponsored ADR                                    87,023   1,251,391
    KAS Bank NV                                                      625       5,757
    Kendrion NV                                                    1,050      29,815
    Koninklijke Ahold Delhaize NV                                 66,058   1,407,282
    Koninklijke Ahold Delhaize NV Sponsored ADR                    8,421     179,067
    Koninklijke BAM Groep NV                                      18,747      88,451
    Koninklijke DSM NV                                            12,831     817,981
    Koninklijke KPN NV                                           310,468     894,450
    Koninklijke Philips NV(500472303)                             15,186     446,165
    Koninklijke Philips NV(5986622)                               27,185     797,676
    Koninklijke Vopak NV                                           6,798     292,009
    Nederland Apparatenfabriek                                       620      23,576
    NN Group NV                                                   18,034     638,689
*   Ordina NV                                                     12,745      27,318
*   PostNL NV                                                     38,844     170,485
    Randstad Holding NV                                           15,296     889,915
    RELX NV                                                       44,774     756,265
    RELX NV Sponsored ADR                                          8,127     136,855
    Sligro Food Group NV                                           1,948      70,674
    Telegraaf Media Groep NV                                         581       3,725
    TKH Group NV                                                   3,488     141,382
#*  TomTom NV                                                      5,521      50,611
    Unilever NV(904784709)                                        46,987   1,910,021
    Unilever NV(B12T3J1)                                          22,626     917,751
    Van Lanschot NV                                                  450       9,729
#   Wessanen                                                      11,873     168,524
    Wolters Kluwer NV                                             22,866     874,435
                                                                         -----------
TOTAL NETHERLANDS                                                         20,356,442
                                                                         -----------
NEW ZEALAND -- (0.4%)
*   a2 Milk Co., Ltd.                                             20,453      33,224
    Auckland International Airport, Ltd.                          19,632      98,474
    Chorus, Ltd.                                                  42,148     125,387
    Chorus, Ltd. ADR                                                 880      13,015
    EBOS Group, Ltd.                                               4,041      50,083
    Fisher & Paykel Healthcare Corp., Ltd.                        38,589     246,069
    Fletcher Building, Ltd.(6341606)                              36,627     282,190
    Fletcher Building, Ltd.(6341617)                               1,711      13,106

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
NEW ZEALAND -- (Continued)
    Fonterra Co-operative Group, Ltd.                              2,487 $   11,295
    Freightways, Ltd.                                              8,232     42,176
    Heartland Bank, Ltd.                                          24,551     28,456
    Infratil, Ltd.                                                32,492     68,408
    Mainfreight, Ltd.                                              3,422     52,512
    Mercury NZ, Ltd.                                              25,398     57,234
    Meridian Energy, Ltd.                                         52,341    101,127
    Metlifecare, Ltd.                                              6,336     25,938
    New Zealand Refining Co., Ltd. (The)                           7,267     14,408
#   NZME, Ltd.                                                     3,265      1,611
    Port of Tauranga, Ltd.                                         8,115     24,940
    Restaurant Brands New Zealand, Ltd.                            4,299     17,469
    Ryman Healthcare, Ltd.                                         6,901     44,110
    SKY Network Television, Ltd.                                  17,481     59,509
    SKYCITY Entertainment Group, Ltd.                             25,575     70,886
    Spark New Zealand, Ltd.                                      251,037    646,840
    Steel & Tube Holdings, Ltd.                                    4,051      7,522
    Trade Me Group, Ltd.                                          36,435    135,250
    Warehouse Group, Ltd. (The)                                    5,791     11,140
*   Xero, Ltd.                                                     1,440     19,989
    Z Energy, Ltd.                                                42,131    224,962
                                                                         ----------
TOTAL NEW ZEALAND                                                         2,527,330
                                                                         ----------
NORWAY -- (0.7%)
    ABG Sundal Collier Holding ASA                                41,376     26,151
    AF Gruppen ASA                                                 1,030     19,043
*   Akastor ASA                                                   21,251     38,067
    Aker BP ASA                                                    2,132     38,793
*   Aker Solutions ASA                                            21,896    118,070
    American Shipping Co. ASA                                      3,443     12,727
    Atea ASA                                                      11,212    109,117
    Austevoll Seafood ASA                                          5,066     46,857
    Bakkafrost P/F                                                 1,935     74,370
    Borregaard ASA                                                 5,619     61,843
    BW LPG, Ltd.                                                   2,364     12,054
*   BW Offshore, Ltd.                                              7,564     22,075
    DNB ASA                                                       39,317    655,906
    Ekornes ASA                                                      454      6,281
    Entra ASA                                                      2,275     24,537
*   Fred Olsen Energy ASA                                          3,684      7,938
    Frontline, Ltd.                                                1,480     10,232
    Gjensidige Forsikring ASA                                     11,219    193,067
    Golar LNG, Ltd.                                                  568     14,688
    Grieg Seafood ASA                                              4,918     41,272
*   Hexagon Composites ASA                                         6,571     22,019
*   Kongsberg Automotive ASA                                      23,789     16,815
    Kongsberg Gruppen ASA                                          1,943     32,067
*   Kvaerner ASA                                                  14,430     18,998
    Leroy Seafood Group ASA                                        2,918    162,464
    Marine Harvest ASA                                            18,285    322,840
*   Nordic Semiconductor ASA                                      13,537     57,035
*   Norske Skogindustrier ASA                                      2,500        833
    Ocean Yield ASA                                                3,191     24,191

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
NORWAY -- (Continued)
    Opera Software ASA                                            2,172 $    9,766
    Orkla ASA                                                    23,872    222,721
*   Petroleum Geo-Services ASA                                   19,074     63,389
*   Prosafe SE                                                      574      2,384
    Protector Forsikring ASA                                      8,545     76,185
    Salmar ASA                                                    2,031     57,484
    Scatec Solar ASA                                              7,657     34,355
    Schibsted ASA Class A                                         5,377    142,183
    Schibsted ASA Class B                                         5,402    134,502
*   Seadrill, Ltd.(B0HWHV8)                                      31,670     59,223
*   Seadrill, Ltd.(B09RMQ1)                                      22,060     43,222
    Selvaag Bolig ASA                                             4,930     23,733
    SpareBank 1 SMN                                               2,099     17,563
    SpareBank 1 SR-Bank ASA                                       6,486     48,224
*   Storebrand ASA                                               57,786    352,360
*   Subsea 7 SA                                                  26,488    360,438
    TGS Nopec Geophysical Co. ASA                                15,829    380,046
    Tomra Systems ASA                                             4,410     48,264
    Veidekke ASA                                                  5,045     74,976
    Wilh Wilhelmsen Holding ASA Class A                           1,249     34,025
    XXL ASA                                                       4,315     49,718
                                                                        ----------
TOTAL NORWAY                                                             4,425,111
                                                                        ----------
PORTUGAL -- (0.2%)
    Altri SGPS SA                                                 6,485     28,444
*   Banco BPI SA                                                 45,254     55,429
#*  Banco Comercial Portugues SA Class R                         14,284      2,422
*   Banco Espirito Santo SA                                      18,689         --
    CTT-Correios de Portugal SA                                  14,273     79,623
    Galp Energia SGPS SA                                         26,443    389,617
    Jeronimo Martins SGPS SA                                     16,347    276,683
    Mota-Engil SGPS SA                                            4,412      7,672
    Navigator Co. SA (The)                                       16,903     61,562
    NOS SGPS SA                                                  31,209    175,725
#   REN--Redes Energeticas Nacionais SGPS SA                     21,562     59,394
    Semapa-Sociedade de Investimento e Gestao                     2,286     32,456
    Sonae SGPS SA                                                62,893     54,136
                                                                        ----------
TOTAL PORTUGAL                                                           1,223,163
                                                                        ----------
SINGAPORE -- (1.0%)
    Ascendas India Trust                                         13,700     10,183
*   Banyan Tree Holdings, Ltd.                                   47,000     16,791
*   Boustead Projects, Ltd.                                       5,100      2,651
    Boustead Singapore, Ltd.                                     50,700     29,033
    Bukit Sembawang Estates, Ltd.                                 5,000     17,400
    Bund Center Investment, Ltd.                                  5,250      2,722
    Chip Eng Seng Corp., Ltd.                                    45,000     21,179
    City Developments, Ltd.                                      57,000    374,147
    ComfortDelGro Corp., Ltd.                                    97,000    165,985
*   COSCO Corp. Singapore, Ltd.                                  21,000      4,172
    CSE Global, Ltd.                                             38,000     12,374
    CWT, Ltd.                                                    21,000     29,756

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
SINGAPORE -- (Continued)
    Dairy Farm International Holdings, Ltd.                       14,800 $123,984
    DBS Group Holdings, Ltd.                                      37,837  511,555
    Del Monte Pacific, Ltd.                                       92,600   22,122
    Delfi, Ltd.                                                   28,200   44,801
*   Ezion Holdings, Ltd.                                         246,580   72,044
*   Ezra Holdings, Ltd.                                          280,402    9,530
    Frasers Centrepoint, Ltd.                                      9,000   10,065
    Genting Singapore P.L.C.                                      36,500   25,175
    Global Logistic Properties, Ltd.                              88,200  162,551
    Great Eastern Holdings, Ltd.                                   2,000   29,205
    GuocoLand, Ltd.                                               17,666   23,001
*   Halcyon Agri Corp., Ltd.                                      28,372   14,171
    Haw Par Corp., Ltd.                                            1,700   11,593
    Hongkong Land Holdings, Ltd.                                  27,500  185,728
    Hutchison Port Holdings Trust                                429,400  182,635
    Hyflux, Ltd.                                                  26,000    9,581
    Keppel Corp., Ltd.                                            21,700   95,221
    Keppel Telecommunications & Transportation, Ltd.               3,000    3,599
    Lian Beng Group, Ltd.                                         30,000    9,869
    M1, Ltd.                                                      24,100   34,345
    Mandarin Oriental International, Ltd.                          6,800    8,507
    Metro Holdings, Ltd.                                          30,100   22,643
    Midas Holdings, Ltd.                                          71,000   11,571
*   Nam Cheong, Ltd.                                              80,000    3,190
    NSL, Ltd.                                                      2,000    2,309
    Oversea-Chinese Banking Corp., Ltd.                           80,586  537,477
    Oxley Holdings, Ltd.                                          33,700   11,136
    Pacc Offshore Services Holdings, Ltd.                         40,700   10,610
*   Raffles Education Corp., Ltd.                                  5,310      730
    Raffles Medical Group, Ltd.                                   39,432   41,508
    RHT Health Trust                                              15,400   10,044
    SATS, Ltd.                                                    44,360  166,235
    SembCorp Marine, Ltd.                                         53,500   56,606
    Sheng Siong Group, Ltd.                                       39,700   26,208
    SIA Engineering Co., Ltd.                                      9,700   23,975
*   SIIC Environment Holdings, Ltd.                               50,000   20,787
    Sinarmas Land, Ltd.                                          101,700   32,400
    Singapore Exchange, Ltd.                                      17,500   92,051
    Singapore Post, Ltd.                                         133,100  138,767
    Singapore Press Holdings, Ltd.                                65,500  160,620
    Singapore Technologies Engineering, Ltd.                      92,700  217,246
    Singapore Telecommunications, Ltd.(B02PY00)                   24,000   65,700
    Singapore Telecommunications, Ltd.(B02PY22)                  202,500  556,752
    Stamford Land Corp., Ltd.                                     32,000   11,585
    StarHub, Ltd.                                                 61,100  128,643
    Super Group, Ltd.                                             18,000   16,467
*   Swiber Holdings, Ltd.                                         50,250    2,917
*   Tat Hong Holdings, Ltd.                                       24,000    6,144
    United Engineers, Ltd.                                        42,500   85,334
    United Industrial Corp., Ltd.                                 35,700   71,704
    United Overseas Bank, Ltd.                                    38,740  576,139
    UOB-Kay Hian Holdings, Ltd.                                   11,000    9,929
    UOL Group, Ltd.                                               17,651   79,943

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
SINGAPORE -- (Continued)
    Venture Corp., Ltd.                                           10,600 $   76,681
    Wheelock Properties Singapore, Ltd.                           12,900     14,936
    Wing Tai Holdings, Ltd.                                       42,700     52,652
*   Yongnam Holdings, Ltd.                                        42,375      5,911
                                                                         ----------
TOTAL SINGAPORE                                                           5,623,225
                                                                         ----------
SPAIN -- (2.5%)
    Abertis Infraestructuras SA                                   30,481    436,778
    Acciona SA                                                     3,439    266,792
    Acerinox SA                                                   12,095    166,327
    ACS Actividades de Construccion y Servicios SA                 9,753    300,604
    Adveo Group International SA                                     590      2,436
    Aena SA                                                        2,925    425,374
    Almirall SA                                                    3,589     57,853
    Amadeus IT Group SA                                           26,563  1,228,827
    Applus Services SA                                             8,812    100,722
    Atresmedia Corp. de Medios de Comunicacion SA                  7,141     81,268
    Banco Bilbao Vizcaya Argentaria SA                            37,403    254,361
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR             123,553    841,398
    Banco de Sabadell SA                                         396,084    597,974
#   Banco Popular Espanol SA                                      76,851     79,577
    Banco Santander SA                                           272,325  1,521,445
    Banco Santander SA Sponsored ADR                              56,674    315,108
    Bankia SA                                                    650,331    687,502
    Bankinter SA                                                  46,145    371,425
*   Baron de Ley                                                     128     15,126
    Bolsas y Mercados Espanoles SHMSF SA                           4,251    134,203
    CaixaBank SA                                                 114,310    419,002
*   Caja de Ahorros del Mediterraneo                                 233         --
    Cellnex Telecom SA                                             4,161     59,252
*   Cementos Portland Valderrivas SA                                 155        998
    Cia de Distribucion Integral Logista Holdings SA               5,433    131,325
    Cie Automotive SA                                              3,972     73,897
    Construcciones y Auxiliar de Ferrocarriles SA                    770     31,268
    Distribuidora Internacional de Alimentacion SA                10,683     56,543
    Ebro Foods SA                                                  1,697     35,023
    Elecnor SA                                                         3         30
    Enagas SA                                                     20,211    496,367
    Faes Farma SA                                                  8,826     32,725
    Ferrovial SA                                                  22,962    416,814
    Gamesa Corp. Tecnologica SA                                   25,380    533,702
    Gas Natural SDG SA                                             8,345    160,975
    Grifols SA                                                     7,684    164,961
    Grupo Catalana Occidente SA                                    2,622     85,476
*   Indra Sistemas SA                                              7,641     84,171
    Inmobiliaria Colonial SA                                       9,682     71,169
    Laboratorios Farmaceuticos Rovi SA                             1,523     21,486
*   Liberbank SA                                                  20,113     22,325
    Mapfre SA                                                     83,979    254,629
    Mediaset Espana Comunicacion SA                               28,966    354,530
*   NH Hotel Group SA                                              8,316     36,800
#   Obrascon Huarte Lain SA                                        7,119     24,180
    Papeles y Cartones de Europa SA                                4,304     25,981

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
SPAIN -- (Continued)
*   Pescanova SA                                                   1,279 $        --
*   Promotora de Informaciones SA Class A                          4,928      27,951
    Prosegur Cia de Seguridad SA                                  26,064     164,258
*   Realia Business SA                                            12,564      12,252
    Red Electrica Corp. SA                                        23,424     418,869
    Repsol SA                                                      8,820     130,730
*   Sacyr SA                                                      27,798      72,392
    Saeta Yield SA                                                 5,442      48,539
*   Talgo SA                                                       7,027      35,290
    Tecnicas Reunidas SA                                           1,914      75,998
    Telefonica SA                                                170,899   1,653,468
    Telefonica SA Sponsored ADR                                   24,925     240,277
*   Tubos Reunidos SA                                              1,662       1,653
    Vidrala SA                                                       564      30,596
    Viscofan SA                                                    2,065     105,010
*   Vocento SA                                                       844       1,168
    Zardoya Otis SA                                               14,852     125,363
                                                                         -----------
TOTAL SPAIN                                                               14,622,543
                                                                         -----------
SWEDEN -- (3.7%)
    AAK AB                                                         1,283      85,202
    Acando AB                                                     12,563      42,208
*   AddLife AB                                                       927      15,348
    AddTech AB Class B                                             2,966      51,231
    AF AB Class B                                                  3,794      75,773
    Alfa Laval AB                                                 17,131     320,284
    Assa Abloy AB Class B                                         24,735     468,047
    Atlas Copco AB Class A                                        28,611     917,604
    Atlas Copco AB Class B                                        16,833     488,181
    Atrium Ljungberg AB Class B                                    2,034      31,621
    Avanza Bank Holding AB                                         3,110     142,427
    Axfood AB                                                     14,738     242,333
    B&B Tools AB Class B                                           2,281      52,256
    Beijer Alma AB                                                 1,735      48,607
    Beijer Ref AB                                                    522      12,649
    Betsson AB                                                     3,966      34,140
    Bilia AB Class A                                               3,152      75,731
    BillerudKorsnas AB                                            22,695     378,101
    BioGaia AB Class B                                             1,390      50,335
    Bjorn Borg AB                                                    385       1,496
    Boliden AB                                                    27,923     814,580
*   Bonava AB                                                        392       6,014
*   Bonava AB Class B                                              6,560     101,000
    Bulten AB                                                      2,524      26,827
    Bure Equity AB                                                 6,458      72,878
    Byggmax Group AB                                               3,589      24,341
    Castellum AB                                                  19,162     263,970
    Clas Ohlson AB Class B                                         5,003      78,930
    Cloetta AB Class B                                             3,846      12,971
    Com Hem Holding AB                                             5,941      62,330
    Concentric AB                                                  1,936      26,060
    Dios Fastigheter AB(B1323T9)                                   3,849      19,166
*   Dios Fastigheter AB(BDRJYQ4)                                   3,076      15,297

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
SWEDEN -- (Continued)
*   Doro AB                                                        4,193 $   25,159
    Duni AB                                                        2,923     41,806
    Dustin Group AB                                                1,775     13,426
    East Capital Explorer AB                                       1,441     10,952
    Electrolux AB Series B                                        11,962    318,083
    Elekta AB Class B                                             26,751    242,035
    Fabege AB                                                     16,037    273,080
*   Fingerprint Cards AB Class B                                  28,611    174,138
    Getinge AB Class B                                            14,779    238,756
    Granges AB                                                     1,423     15,797
    Gunnebo AB                                                     1,977      9,416
    Haldex AB                                                      3,031     41,236
    Hemfosa Fastigheter AB                                        10,474     96,902
    Hennes & Mauritz AB Class B                                   41,049  1,174,493
    Hexagon AB Class B                                             7,616    301,264
    Hexpol AB                                                     30,998    300,220
    HIQ International AB                                           2,384     17,330
    Holmen AB Class B                                              5,967    218,323
    Hufvudstaden AB Class A                                        8,723    138,988
    Husqvarna AB Class A                                           3,992     33,507
    Husqvarna AB Class B                                          21,230    177,808
    ICA Gruppen AB                                                 5,179    169,243
    Indutrade AB                                                   8,895    180,505
    Intrum Justitia AB                                             6,686    225,091
    Inwido AB                                                      2,213     23,814
    ITAB Shop Concept AB Class B                                   1,293     12,430
    JM AB                                                         13,383    403,564
    KappAhl AB                                                     5,248     31,397
    Kindred Group P.L.C.                                          24,192    204,148
    Klovern AB Class B                                            34,984     36,841
    KNOW IT AB                                                       449      4,434
    Lagercrantz Group AB Class B                                   1,440     13,127
    Lifco AB Class B                                               1,618     46,266
    Lindab International AB                                        7,293     63,393
    Loomis AB Class B                                              9,331    273,097
*   Medivir AB Class B                                             1,257     12,551
    Mekonomen AB                                                   1,588     33,947
    Millicom International Cellular SA                             8,594    425,594
    Modern Times Group MTG AB Class B                              7,958    245,282
    MQ Holding AB                                                  2,128      8,459
    Mycronic AB                                                    9,882    112,694
    NCC AB Class B                                                 8,234    202,510
    NetEnt AB                                                      9,276     74,425
    New Wave Group AB Class B                                      5,432     33,829
    Nibe Industrier AB Class B                                    32,522    268,209
    Nobia AB                                                      10,938     98,347
    Nolato AB Class B                                              1,124     33,307
    Nordea Bank AB                                               117,074  1,413,349
    Opus Group AB                                                 14,527     12,972
    Oriflame Holding AG                                            5,701    173,049
    Peab AB                                                       15,172    124,303
    Proact IT Group AB                                             1,939     34,644
    Probi AB                                                         422     25,142

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
SWEDEN -- (Continued)
    Ratos AB Class B                                              18,150 $    97,871
    RaySearch Laboratories AB                                        997      20,836
    Saab AB Class B                                                6,132     250,418
    Sagax AB Class B                                               1,654      15,082
    Sandvik AB                                                    48,550     655,357
    Securitas AB Class B                                          20,750     330,409
    Skandinaviska Enskilda Banken AB Class A                      63,501     713,295
    Skanska AB Class B                                            18,634     455,603
    SKF AB Class A                                                 2,127      42,732
    SKF AB Class B                                                19,569     393,764
    SkiStar AB                                                     1,243      21,891
    Svenska Handelsbanken AB Class A                              61,026     911,039
    Svenska Handelsbanken AB Class B                               1,720      25,698
    Sweco AB Class B                                               3,863      85,260
    Swedbank AB Class A                                           18,575     469,670
*   Swedish Orphan Biovitrum AB                                   10,941     140,014
    Systemair AB                                                     348       5,034
    Tele2 AB Class B                                              15,301     134,904
    Telefonaktiebolaget LM Ericsson Class A                        1,595       9,568
    Telefonaktiebolaget LM Ericsson Class B                       51,438     304,427
    Telefonaktiebolaget LM Ericsson Sponsored ADR                 67,310     396,456
    Telia Co AB                                                  111,019     450,342
    Thule Group AB (The)                                           3,866      62,718
    Trelleborg AB Class B                                          7,922     164,347
    Vitrolife AB                                                   1,098      51,021
    Volvo AB Class A                                              16,700     213,553
    Volvo AB Class B                                             105,859   1,354,759
    Wallenstam AB Class B                                         12,077      94,784
    Wihlborgs Fastigheter AB                                       6,388     121,938
                                                                         -----------
TOTAL SWEDEN                                                              21,933,410
                                                                         -----------
SWITZERLAND -- (7.5%)
    ABB, Ltd.                                                      7,945     189,336
    ABB, Ltd. Sponsored ADR                                       40,420     962,804
    Actelion, Ltd.                                                 7,890   2,060,020
    Adecco Group AG                                               21,826   1,561,755
    Allreal Holding AG                                             1,266     192,281
    ALSO Holding AG                                                   79       7,868
#   ams AG                                                         5,512     189,886
    APG SGA SA                                                       122      55,522
*   Arbonia AG                                                     3,987      68,719
    Aryzta AG                                                      5,900     162,516
    Ascom Holding AG                                               3,564      59,751
    Baloise Holding AG                                             4,900     630,938
    Bank Coop AG                                                     211       9,229
    Banque Cantonale de Geneve                                        22       6,584
    Banque Cantonale Vaudoise                                        219     149,601
    Basler Kantonalbank                                              208      14,300
    Belimo Holding AG                                                 22      70,711
    Bell AG                                                          106      44,639
#   Berner Kantonalbank AG                                           362      66,801
    BKW AG                                                         1,655      83,596
    Bobst Group SA                                                 1,036      75,646

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
SWITZERLAND -- (Continued)
    Bossard Holding AG Class A                                      485 $   80,758
    Bucher Industries AG                                            622    168,810
#   Burckhardt Compression Holding AG                               471    139,020
    Burkhalter Holding AG                                           229     32,320
    Calida Holding AG                                               274     10,284
    Cembra Money Bank AG                                          2,481    187,326
    Cie Financiere Richemont SA                                  17,145  1,335,248
    Cie Financiere Tradition SA                                     164     13,344
    Clariant AG                                                  25,888    485,173
    Coltene Holding AG                                              282     22,013
    Conzzeta AG                                                      72     57,763
    COSMO Pharmaceuticals NV                                        353     60,040
    Credit Suisse Group AG                                       49,674    758,280
    Credit Suisse Group AG Sponsored ADR                          2,975     45,222
    Daetwyler Holding AG                                            483     73,684
    DKSH Holding AG                                               1,238     91,530
    dormakaba Holding AG                                            276    214,296
*   Dufry AG                                                      3,795    541,761
#   EFG International AG                                          3,986     24,196
    Emmi AG                                                         239    149,830
    EMS-Chemie Holding AG                                           477    246,228
    Feintool International Holding AG                               280     35,493
    Flughafen Zuerich AG                                          1,488    292,630
    Forbo Holding AG                                                102    140,662
    Galenica AG                                                     632    692,920
    GAM Holding AG                                               15,198    155,079
    Geberit AG                                                    1,100    470,129
    Georg Fischer AG                                                239    196,968
    Givaudan SA                                                     722  1,301,651
    Gurit Holding AG                                                 43     33,320
    Helvetia Holding AG                                             964    545,501
#   HOCHDORF Holding AG                                              97     29,780
    Huber & Suhner AG                                               684     42,611
    Implenia AG                                                   1,599    119,695
    Inficon Holding AG                                              194     81,966
    Interroll Holding AG                                             18     21,121
    Intershop Holding AG                                             24     12,151
    IWG P.L.C.                                                   63,433    199,835
    Julius Baer Group, Ltd.                                      17,456    820,619
    Kardex AG                                                       470     47,141
    Komax Holding AG                                                304     79,757
    Kudelski SA                                                   3,540     64,855
    Kuehne + Nagel International AG                               4,420    604,780
    LEM Holding SA                                                   36     33,642
    Liechtensteinische Landesbank AG                                694     31,426
    Logitech International SA(H50430232)                          1,998     57,283
    Logitech International SA(B18ZRK2)                           11,748    336,461
    Luzerner Kantonalbank AG                                        258    106,835
    Metall Zug AG Class B                                             9     32,346
*   Meyer Burger Technology AG                                    3,607      2,893
    Mobilezone Holding AG                                         2,139     31,516
    Mobimo Holding AG                                                83     21,733
    Novartis AG                                                  15,948  1,177,402

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
SWITZERLAND -- (Continued)
    Novartis AG Sponsored ADR                                    31,612 $2,336,759
#   OC Oerlikon Corp. AG                                         30,899    350,537
    Orior AG                                                        397     32,169
    Panalpina Welttransport Holding AG                            1,847    228,379
    Partners Group Holding AG                                     1,380    697,407
    Phoenix Mecano AG                                                30     15,137
    Plazza AG                                                        29      6,531
    PSP Swiss Property AG                                           183     16,466
    Rieter Holding AG                                               315     59,794
    Roche Holding AG(7108918)                                     1,116    268,941
    Roche Holding AG(7110388)                                    30,377  7,197,776
    Schindler Holding AG                                          1,185    223,227
    Schweiter Technologies AG                                         1        876
    SFS Group AG                                                    990     87,090
    SGS SA                                                          280    594,099
    Siegfried Holding AG                                            284     61,838
    Sika AG                                                         219  1,150,900
    Sonova Holding AG                                             4,871    644,945
    St Galler Kantonalbank AG                                       212     85,821
    Straumann Holding AG                                          1,284    518,179
    Sulzer AG                                                     1,178    133,324
    Sunrise Communications Group AG                               3,709    251,421
    Swatch Group AG (The)(7184725)                                1,402    496,876
    Swatch Group AG (The)(7184736)                                1,813    126,674
    Swiss Life Holding AG                                         3,316  1,006,696
    Swiss Prime Site AG                                           5,585    465,248
    Swiss Re AG                                                  18,528  1,731,416
    Swisscom AG                                                   2,193    967,433
    Swissquote Group Holding SA                                     501     12,278
    Syngenta AG                                                   1,903    808,801
    Syngenta AG ADR                                               4,200    357,168
    Tamedia AG                                                      125     18,732
    Tecan Group AG                                                  432     67,743
    Temenos Group AG                                              5,936    431,626
    u-blox Holding AG                                               164     29,607
    UBS Group AG(BRJL176)                                        64,617  1,050,112
*   UBS Group AG(H42097107)                                      34,938    562,851
    Valiant Holding AG                                            1,517    161,281
    Valora Holding AG                                               330    110,459
    Vaudoise Assurances Holding SA                                   47     23,368
    Vetropack Holding AG                                              6     11,308
*   Von Roll Holding AG                                           4,126      2,477
    Vontobel Holding AG                                           2,427    135,893
    VP Bank AG                                                       13      1,423
    VZ Holding AG                                                   111     33,428
    Walliser Kantonalbank                                           429     33,472
    Walter Meier AG                                                 300     11,247
    Warteck Invest AG                                                 6     11,193
    Ypsomed Holding AG                                              170     31,507
*   Zehnder Group AG                                                827     27,637
    Zug Estates Holding AG Class B                                    5      8,405
    Zuger Kantonalbank AG                                             5     26,036

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
SWITZERLAND -- (Continued)
    Zurich Insurance Group AG                                      5,173 $ 1,489,687
                                                                         -----------
TOTAL SWITZERLAND                                                         44,433,528
                                                                         -----------
UNITED KINGDOM -- (14.9%)
    3i Group P.L.C.                                              113,238   1,000,317
    4imprint Group P.L.C.                                            480      10,051
    888 Holdings P.L.C.                                            5,803      16,384
    A.G. Barr P.L.C.                                              10,199      64,528
    AA P.L.C.                                                     46,183     142,059
    Aberdeen Asset Management P.L.C.                              88,440     292,688
    Acacia Mining P.L.C.                                          12,562      68,122
    Admiral Group P.L.C.                                          18,697     418,889
*   Afren P.L.C.                                                  43,528          --
    Amec Foster Wheeler P.L.C.                                    29,315     163,902
    Anglo Pacific Group P.L.C.                                    11,214      18,638
    Anglo-Eastern Plantations P.L.C.                               1,212      10,919
    Antofagasta P.L.C.                                            33,093     349,650
    Arrow Global Group P.L.C.                                     13,359      52,165
    Ashmore Group P.L.C.                                          20,885      81,713
    Ashtead Group P.L.C.                                          32,247     653,787
    AstraZeneca P.L.C.                                            13,535     718,289
    AstraZeneca P.L.C. Sponsored ADR                              65,296   1,778,010
    Auto Trader Group P.L.C.                                      74,676     377,160
    AVEVA Group P.L.C.                                             1,948      46,840
    Aviva P.L.C.                                                 147,111     885,740
    Avon Rubber P.L.C.                                               439       5,686
    B&M European Value Retail SA                                  23,927      90,655
    Babcock International Group P.L.C.                            48,490     546,113
    BAE Systems P.L.C.                                           160,665   1,180,035
    Balfour Beatty P.L.C.                                         38,574     125,881
    Barclays P.L.C.                                               23,186      64,349
    Barclays P.L.C. Sponsored ADR                                 63,125     698,794
    Barratt Developments P.L.C.                                  133,475     804,928
    BBA Aviation P.L.C.                                           60,426     213,118
    Beazley P.L.C.                                                72,818     372,508
    Bellway P.L.C.                                                18,818     589,806
    Berendsen P.L.C.                                              10,386     109,055
    Berkeley Group Holdings P.L.C.                                20,647     729,242
    Bloomsbury Publishing P.L.C.                                   3,636       7,745
    Bovis Homes Group P.L.C.                                      20,377     212,100
    Brammer P.L.C.                                                 6,600      13,667
    Brewin Dolphin Holdings P.L.C.                                21,704      85,542
    Britvic P.L.C.                                                34,666     273,291
    BT Group P.L.C.                                              342,510   1,313,530
    BT Group P.L.C. Sponsored ADR                                  1,200      23,232
*   BTG P.L.C.                                                     7,993      53,858
    Bunzl P.L.C.                                                  16,466     434,054
    Burberry Group P.L.C.                                         49,707   1,027,913
*   Cairn Energy P.L.C.                                           26,233      75,118
    Cape P.L.C.                                                    7,952      18,065
    Capita P.L.C.                                                 33,663     212,385
    Capital & Counties Properties P.L.C.                          59,885     205,449
    Card Factory P.L.C.                                            6,946      21,832

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
UNITED KINGDOM -- (Continued)
    Carillion P.L.C.                                              48,256 $  131,192
    Centrica P.L.C.                                              406,029  1,149,475
*   Chemring Group P.L.C.                                          7,438     17,974
    Chesnara P.L.C.                                                5,626     25,493
    Close Brothers Group P.L.C.                                   14,379    262,973
*   CLS Holdings P.L.C.                                              557     11,208
    Cobham P.L.C.                                                109,679    187,681
    Communisis P.L.C.                                             24,464     14,143
    Compass Group P.L.C.                                          93,312  1,660,681
    Computacenter P.L.C.                                           4,785     47,768
    Connect Group P.L.C.                                           6,231     10,823
    Consort Medical P.L.C.                                         1,846     22,618
    Costain Group P.L.C.                                           7,199     33,651
    Cranswick P.L.C.                                               3,063     89,314
    Crest Nicholson Holdings P.L.C.                               45,175    288,647
    Croda International P.L.C.                                    11,753    496,299
*   CYBG P.L.C.                                                   13,867     49,660
    Daejan Holdings P.L.C.                                           150     11,959
    Daily Mail & General Trust P.L.C. Class A                     25,818    225,482
    DCC P.L.C.                                                    13,827  1,115,330
    De La Rue P.L.C.                                               6,296     46,803
    Debenhams P.L.C.                                              50,413     33,377
    Dechra Pharmaceuticals P.L.C.                                  3,333     61,136
    Devro P.L.C.                                                  19,550     40,580
    Diageo P.L.C.                                                 13,368    371,334
    Diageo P.L.C. Sponsored ADR                                   15,800  1,770,074
    Dignity P.L.C.                                                 2,016     62,061
    Diploma P.L.C.                                                16,415    209,789
    Direct Line Insurance Group P.L.C.                           130,678    585,411
    Dixons Carphone P.L.C.                                        86,540    345,205
    Domino's Pizza Group P.L.C.                                   42,089    192,268
    DS Smith P.L.C.                                               94,166    526,379
    Dunelm Group P.L.C.                                            9,219     79,017
    E2V Technologies P.L.C.                                        3,925     13,390
    Electrocomponents P.L.C.                                      32,176    196,780
    Elementis P.L.C.                                              35,377    119,600
*   EnQuest P.L.C.                                                80,655     45,836
*   Enterprise Inns P.L.C.                                        74,858    124,797
    esure Group P.L.C.                                            27,665     70,074
    Euromoney Institutional Investor P.L.C.                          754     10,622
    Experian P.L.C.                                               66,214  1,278,741
    FDM Group Holdings P.L.C.                                      1,596     12,014
    Fenner P.L.C.                                                  8,735     34,559
*   Ferrexpo P.L.C.                                               10,562     20,246
    Fidessa Group P.L.C.                                           1,981     57,522
*   Findel P.L.C.                                                  1,988      5,333
    Foxtons Group P.L.C.                                          29,595     36,215
    Fresnillo P.L.C.                                               4,385     80,493
    Fuller Smith & Turner P.L.C. Class A                             636      8,088
    G4S P.L.C.                                                   180,612    581,870
    Galliford Try P.L.C.                                           5,846     99,524
    Gem Diamonds, Ltd.                                             3,300      5,080
    GlaxoSmithKline P.L.C.                                        16,300    314,997

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
UNITED KINGDOM -- (Continued)
    GlaxoSmithKline P.L.C. Sponsored ADR                          43,653 $1,715,999
*   Gocompare.Com Group P.L.C.                                    17,184     18,429
    Grafton Group P.L.C.                                           9,346     68,903
    Grainger P.L.C.                                               45,201    135,519
    Greencore Group P.L.C.                                        34,452    102,559
    GVC Holdings P.L.C.                                           11,251     85,867
    Halfords Group P.L.C.                                         16,785     76,624
    Halma P.L.C.                                                  35,222    410,366
    Hargreaves Lansdown P.L.C.                                    13,215    225,759
    Hays P.L.C.                                                  249,153    479,430
    Headlam Group P.L.C.                                           3,793     25,937
    Helical P.L.C.                                                12,684     46,977
    Henderson Group P.L.C.                                        77,456    213,787
    Hikma Pharmaceuticals P.L.C.                                  14,576    335,731
    Hill & Smith Holdings P.L.C.                                   3,774     57,244
    Hilton Food Group P.L.C.                                       1,374     11,539
    Hiscox, Ltd.                                                  32,436    419,728
    Hochschild Mining P.L.C.                                       1,823      5,682
    HomeServe P.L.C.                                              27,249    205,382
    Howden Joinery Group P.L.C.                                   51,280    244,293
    HSBC Holdings P.L.C.                                          70,410    600,662
    HSBC Holdings P.L.C. Sponsored ADR                            80,597  3,433,432
    Hunting P.L.C.                                                21,724    152,542
    IG Group Holdings P.L.C.                                      31,237    209,991
*   Imagination Technologies Group P.L.C.                          4,965     14,912
    IMI P.L.C.                                                    31,134    458,120
    Inchcape P.L.C.                                               34,443    311,736
    Indivior P.L.C.                                               87,340    326,163
    Informa P.L.C.                                               121,831  1,001,500
    Inmarsat P.L.C.                                               60,844    466,174
    Intermediate Capital Group P.L.C.                              7,868     68,701
    International Personal Finance P.L.C.                            604      1,330
    Interserve P.L.C.                                              9,548     38,878
    Intertek Group P.L.C.                                         14,128    604,772
    Investec P.L.C.                                               44,355    314,701
*   IP Group P.L.C.                                                4,878     11,812
    ITE Group P.L.C.                                              31,616     62,251
    ITV P.L.C.                                                   212,911    546,335
    J Sainsbury P.L.C.                                           179,986    585,596
*   Jackpotjoy P.L.C.                                                200      1,522
    James Fisher & Sons P.L.C.                                     4,770     91,332
    Jardine Lloyd Thompson Group P.L.C.                            9,213    119,559
    JD Sports Fashion P.L.C.                                      27,625    120,995
*   Jimmy Choo P.L.C.                                                 69        127
    John Menzies P.L.C.                                            6,610     49,684
    John Wood Group P.L.C.                                        37,017    391,600
    Johnson Matthey P.L.C.                                        18,590    762,526
    JRP Group P.L.C.                                               6,253     11,499
    Jupiter Fund Management P.L.C.                                66,572    337,532
*   Just Eat P.L.C.                                               20,432    139,150
    KCOM Group P.L.C.                                             45,137     50,819
    Keller Group P.L.C.                                            4,706     48,203
    Kier Group P.L.C.                                              6,776    117,853

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
UNITED KINGDOM -- (Continued)
    Kingfisher P.L.C.                                              123,079 $  522,199
    Ladbrokes Coral Group P.L.C                                      4,695      7,069
    Laird P.L.C.                                                     7,873     16,446
*   Lamprell P.L.C.                                                 15,273     17,601
    Lancashire Holdings, Ltd.                                       19,221    164,123
    Legal & General Group P.L.C.                                   451,013  1,337,567
*   Liberty Global P.L.C. Class A                                    1,556     56,747
*   Liberty Global P.L.C. Series C                                   3,809    133,810
*   Liberty Global P.L.C. LiLAC Class A                                200      4,604
*   Liberty Global P.L.C. LiLAC Class C                                489     10,914
    Lloyds Banking Group P.L.C.                                  1,088,308    892,631
    Lloyds Banking Group P.L.C. ADR                                 42,774    142,010
    London Stock Exchange Group P.L.C.                               3,842    153,815
    Lookers P.L.C.                                                  19,504     30,672
    Low & Bonar P.L.C.                                              19,043     16,657
    Man Group P.L.C.                                                95,527    160,409
    Marks & Spencer Group P.L.C.                                   157,541    667,754
    Marshalls P.L.C.                                                 4,257     15,525
    McBride P.L.C.                                                  12,718     25,989
    Mears Group P.L.C.                                               3,263     20,834
    Meggitt P.L.C.                                                  49,544    261,293
    Melrose Industries P.L.C.                                      133,224    327,993
    Merlin Entertainments P.L.C.                                    17,240    103,649
#   Micro Focus International P.L.C.                                34,742    939,766
    Millennium & Copthorne Hotels P.L.C.                             4,136     22,506
    Mitie Group P.L.C.                                              48,332    122,288
    Mondi P.L.C.                                                     6,466    142,912
    Moneysupermarket.com Group P.L.C.                               76,518    317,776
    Morgan Sindall Group P.L.C.                                      2,809     28,940
    N Brown Group P.L.C.                                             9,450     26,073
    National Grid P.L.C.                                             6,103     71,486
    National Grid P.L.C. Sponsored ADR                               8,239    481,734
    NEX Group P.L.C.                                                13,899    100,454
    Next P.L.C.                                                      7,253    349,963
    Northgate P.L.C.                                                14,615     93,503
    Novae Group P.L.C.                                               4,875     38,567
*   Ocado Group P.L.C.                                              23,234     72,955
    Old Mutual P.L.C.                                              118,385    310,870
    OneSavings Bank P.L.C.                                          10,371     44,260
*   Ophir Energy P.L.C.                                             85,378    101,028
    Oxford Instruments P.L.C.                                        4,148     37,005
    Pagegroup P.L.C.                                                47,124    256,680
    Paragon Group of Cos. P.L.C. (The)                               6,529     33,247
    PayPoint P.L.C.                                                  1,450     17,602
*   Paysafe Group P.L.C.                                            45,443    219,046
    Pearson P.L.C.                                                  17,258    134,544
    Pearson P.L.C. Sponsored ADR                                    25,246    195,404
    Pendragon P.L.C.                                                46,943     20,589
    Pennon Group P.L.C.                                             15,666    156,627
    Persimmon P.L.C.                                                46,715  1,137,807
    Petrofac, Ltd.                                                  10,263    118,837
*   Petropavlovsk P.L.C.                                             2,951        252
    Pets at Home Group P.L.C.                                        3,759      9,459

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
UNITED KINGDOM -- (Continued)
    Phoenix Group Holdings                                        13,288 $  126,148
    Photo-Me International P.L.C.                                 17,188     33,313
    Playtech P.L.C.                                               25,133    262,610
    Polypipe Group P.L.C.                                         10,351     44,070
*   Premier Foods P.L.C.                                          44,530     22,284
    Provident Financial P.L.C.                                    15,724    541,464
    Prudential P.L.C.                                             14,127    273,763
    Prudential P.L.C. ADR                                         27,283  1,058,308
    PZ Cussons P.L.C.                                              7,054     27,060
    QinetiQ Group P.L.C.                                          53,287    177,234
    Rank Group P.L.C.                                              7,595     19,037
    Rathbone Brothers P.L.C.                                       1,961     51,340
*   Raven Russia, Ltd.                                             5,054      3,030
    Reckitt Benckiser Group P.L.C.                                22,279  1,911,661
    Redrow P.L.C.                                                 32,973    184,512
    RELX P.L.C.                                                   12,196    218,919
    RELX P.L.C. Sponsored ADR                                     38,416    699,555
    Renishaw P.L.C.                                                3,619    129,874
    Rentokil Initial P.L.C.                                      119,006    342,905
    Ricardo P.L.C.                                                 1,818     21,874
    Rightmove P.L.C.                                              12,751    646,312
    Rolls-Royce Holdings P.L.C.                                  117,808    992,252
    Rotork P.L.C.                                                 97,561    314,297
*   Royal Bank of Scotland Group P.L.C.                           41,409    116,006
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR              2,075     11,662
    Royal Dutch Shell P.L.C. Class A                              23,915    648,605
    Royal Dutch Shell P.L.C. Class B                              16,410    463,490
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A                    9        490
    Royal Mail P.L.C.                                             65,820    341,827
    RPC Group P.L.C.                                              21,293    287,544
    RPS Group P.L.C.                                              29,219     83,855
    RSA Insurance Group P.L.C.                                    50,054    362,416
    Sage Group P.L.C. (The)                                       44,751    346,110
    Savills P.L.C.                                                20,131    196,714
    Schroders P.L.C.(0239581)                                      2,161     59,313
    Schroders P.L.C.(0240549)                                      6,421    238,144
    SDL P.L.C.                                                     2,041     12,576
    Senior P.L.C.                                                 35,351     88,228
    Servelec Group P.L.C.                                          2,219      8,141
    Severfield P.L.C.                                             19,906     20,103
    Severn Trent P.L.C.                                           19,861    569,286
    Shanks Group P.L.C.                                           14,590     17,401
*   Shawbrook Group P.L.C.                                           358      1,127
    Shire P.L.C.                                                  15,012    835,805
    Shire P.L.C. ADR                                               3,445    578,105
    SIG P.L.C.                                                    57,355     74,158
    Sky P.L.C.                                                    48,476    612,477
    Sky P.L.C. Sponsored ADR                                       2,100    106,271
    Smith & Nephew P.L.C. Sponsored ADR                           22,655    688,259
    Smiths Group P.L.C.                                           41,864    793,485
    Soco International P.L.C.                                     16,678     32,261
    Spectris P.L.C.                                               11,287    343,451
    Speedy Hire P.L.C.                                            13,614      8,761

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
UNITED KINGDOM -- (Continued)
    Spirax-Sarco Engineering P.L.C.                                6,269 $  340,503
    Spire Healthcare Group P.L.C.                                  7,041     27,789
    Spirent Communications P.L.C.                                 33,545     41,151
*   Sports Direct International P.L.C.                            13,700     49,167
    SSE P.L.C.                                                    53,653  1,008,602
    SSP Group P.L.C.                                              20,832    102,460
    St. Ives P.L.C.                                                1,554      1,430
    St. James's Place P.L.C.                                      47,943    648,599
    St. Modwen Properties P.L.C.                                  23,622     94,629
*   Standard Chartered P.L.C.                                     51,747    506,725
    Standard Life P.L.C.                                          96,975    423,690
    Sthree P.L.C.                                                  6,303     25,367
    Stobart Group, Ltd.                                            1,489      3,359
    SuperGroup P.L.C.                                              5,275     99,683
    Synthomer P.L.C.                                              34,899    198,353
    TalkTalk Telecom Group P.L.C.                                 65,355    128,879
    Tarsus Group P.L.C.                                            6,886     22,806
    Taylor Wimpey P.L.C.                                         370,848    782,938
    Ted Baker P.L.C.                                               3,401    121,763
    Telecom Plus P.L.C.                                            7,537    115,535
*   Tesco P.L.C.                                                 398,156    978,094
    Topps Tiles P.L.C.                                            11,525     12,086
    TP ICAP P.L.C.                                                17,147    100,300
    Travis Perkins P.L.C.                                         21,313    390,896
    Trinity Mirror P.L.C.                                         16,585     21,762
    TT Electronics P.L.C.                                         11,738     22,007
*   Tullow Oil P.L.C.                                             14,771     55,042
    U & I Group P.L.C.                                             8,103     16,556
    UBM P.L.C.                                                    35,804    318,149
    UDG Healthcare P.L.C.                                         11,866     95,974
    Ultra Electronics Holdings P.L.C.                              7,894    183,725
    Unilever P.L.C.                                               21,424    867,797
    Unilever P.L.C. Sponsored ADR                                 34,389  1,413,732
    United Utilities Group P.L.C.                                 26,245    303,931
*   Vectura Group P.L.C.                                          46,555     76,308
    Victrex P.L.C.                                                 9,420    225,741
    Virgin Money Holdings UK P.L.C.                               16,743     65,713
    Vodafone Group P.L.C.                                        540,363  1,323,634
    Vodafone Group P.L.C. Sponsored ADR                            2,548     63,450
    Weir Group P.L.C. (The)                                        8,600    217,860
    WH Smith P.L.C.                                                9,445    194,179
    Whitbread P.L.C.                                               3,853    190,731
    William Hill P.L.C.                                           79,420    259,060
    Wincanton P.L.C.                                               8,273     25,695
*   Wizz Air Holdings P.L.C.                                         512     11,494
    WM Morrison Supermarkets P.L.C.                              164,899    491,611
    Wolseley P.L.C.                                               14,179    878,083
    Worldpay Group P.L.C.                                        127,979    461,695
    WPP P.L.C.                                                    12,134    282,408
    WPP P.L.C. Sponsored ADR                                       6,805    791,013
    WS Atkins P.L.C.                                              12,937    238,583
    Xaar P.L.C.                                                    1,636      8,212
    XP Power, Ltd.                                                   435      9,891

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                  --------- ------------
UNITED KINGDOM -- (Continued)
     Zoopla Property Group P.L.C.                                    27,758 $    128,184
                                                                            ------------
TOTAL UNITED KINGDOM                                                          88,494,560
                                                                            ------------
UNITED STATES -- (0.2%)
*    IMAX Corp.                                                       2,605       84,923
*    TechnipFMC P.L.C.                                               32,294    1,058,391
                                                                            ------------
TOTAL UNITED STATES                                                            1,143,314
                                                                            ------------
TOTAL COMMON STOCKS                                                          559,359,443
                                                                            ------------
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
     Bayerische Motoren Werke AG                                      2,597      195,099
     Biotest AG                                                       1,414       24,502
     Draegerwerk AG & Co. KGaA                                          319       28,055
     Fuchs Petrolub SE                                                5,048      231,169
     Henkel AG & Co. KGaA                                             2,451      299,201
     Jungheinrich AG                                                  7,366      227,004
     Porsche Automobil Holding SE                                     5,859      352,438
     Sartorius AG                                                     3,032      213,410
     Schaeffler AG                                                    8,471      137,365
     Sixt SE                                                          1,046       42,973
     Villeroy & Boch AG                                                 866       13,560
                                                                            ------------
TOTAL GERMANY                                                                  1,764,776
                                                                            ------------
TOTAL PREFERRED STOCKS                                                         1,764,776
                                                                            ------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
*    Intercell AG Rights 05/16/13                                       265           --
                                                                            ------------
PORTUGAL -- (0.0%)
#*   Banco Comercial Portugues SA Rights 02/02/17                    14,284       14,433
                                                                            ------------
SINGAPORE -- (0.0%)
*    Tat Hong Holdings, Ltd. Rights 03/02/17                          4,800          102
                                                                            ------------
SPAIN -- (0.0%)
*    ACS Actividades de Construccion y Servicios SA Rights
       02/09/17                                                       9,753        4,380
                                                                            ------------
TOTAL RIGHTS/WARRANTS                                                             18,915
                                                                            ------------
TOTAL INVESTMENT SECURITIES                                                  561,143,134
                                                                            ------------

                                                                              VALUE+
                                                                            ------------
SECURITIES LENDING COLLATERAL -- (5.2%)
(S)@ DFA Short Term Investment Fund                               2,681,712   31,032,776
                                                                            ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $548,962,194)^^                         $592,175,910
                                                                            ============

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                 ---------------------------------------------
                                                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                                                 ----------- ------------ ------- ------------
Common Stocks
    Australia                                                    $   322,158 $ 30,635,608   --    $ 30,957,766
    Austria                                                               --    2,674,978   --       2,674,978
    Belgium                                                               --    5,383,301   --       5,383,301
    Canada                                                        47,179,990           --   --      47,179,990
    Denmark                                                          530,433   11,799,321   --      12,329,754
    Finland                                                          224,323    8,284,517   --       8,508,840
    France                                                           253,023   46,905,864   --      47,158,887
    Germany                                                        2,601,804   36,360,049   --      38,961,853
    Hong Kong                                                         31,289   12,180,839   --      12,212,128
    Ireland                                                          443,789    2,477,187   --       2,920,976
    Israel                                                           642,510    2,378,239   --       3,020,749
    Italy                                                            314,466   16,251,270   --      16,565,736
    Japan                                                          4,710,459  121,991,400   --     126,701,859
    Netherlands                                                    4,400,988   15,955,454   --      20,356,442
    New Zealand                                                       13,015    2,514,315   --       2,527,330
    Norway                                                            73,911    4,351,200   --       4,425,111
    Portugal                                                              --    1,223,163   --       1,223,163
    Singapore                                                             --    5,623,225   --       5,623,225
    Spain                                                          1,396,783   13,225,760   --      14,622,543
    Sweden                                                           411,753   21,521,657   --      21,933,410
    Switzerland                                                    4,322,087   40,111,441   --      44,433,528
    United Kingdom                                                15,976,014   72,518,546   --      88,494,560
    United States                                                  1,143,314           --   --       1,143,314
Preferred Stocks
    Germany                                                               --    1,764,776   --       1,764,776
Rights/Warrants
    Portugal                                                              --       14,433   --          14,433
    Singapore                                                             --          102   --             102
    Spain                                                                 --        4,380   --           4,380
Securities Lending Collateral                                             --   31,032,776   --      31,032,776
                                                                 ----------- ------------   --    ------------
TOTAL                                                            $84,992,109 $507,183,801   --    $592,175,910
                                                                 =========== ============   ==    ============

                  INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                 SHARES   VALUE++
                                                                 ------- ----------
COMMON STOCKS -- (94.6%)
AUSTRALIA -- (6.3%)
    Adelaide Brighton, Ltd.                                       46,171 $  179,402
    AGL Energy, Ltd.                                              14,369    246,394
    ALS, Ltd.                                                     63,719    286,427
#   Altium, Ltd.                                                   6,607     40,490
#   Alumina, Ltd.                                                319,299    470,473
#   AMA Group, Ltd.                                                5,769      4,332
    Amcor, Ltd.                                                   19,918    216,190
    AMP, Ltd.                                                    276,209  1,048,370
#   AP Eagers, Ltd.                                                3,748     27,335
    APA Group                                                     29,646    189,382
*   APN News & Media, Ltd.                                        48,554     93,588
#   ARB Corp., Ltd.                                                6,423     79,005
    Ardent Leisure Group                                          39,606     63,169
#*  Arrium, Ltd.                                                  91,938         --
    Asaleo Care, Ltd.                                             33,617     38,465
    ASX, Ltd.                                                      6,736    254,952
    AUB Group, Ltd.                                                6,209     49,283
    Aurizon Holdings, Ltd.                                        88,081    334,629
*   Ausdrill, Ltd.                                                31,689     33,627
    AusNet Services                                               86,184    103,375
    Australia & New Zealand Banking Group, Ltd.                   90,753  2,016,385
*   Australian Agricultural Co., Ltd.                             42,738     47,524
    Australian Pharmaceutical Industries, Ltd.                    38,132     54,612
    Automotive Holdings Group, Ltd.                               34,642    102,785
    Aveo Group                                                    29,088     70,364
*   AWE, Ltd.                                                     57,918     25,532
    Bank of Queensland, Ltd.                                      41,989    381,493
#   Bapcor, Ltd.                                                   9,930     41,308
    Beach Energy, Ltd.                                           180,538    103,041
*   Beadell Resources, Ltd.                                       18,149      4,226
#   Bega Cheese, Ltd.                                              5,491     21,381
#   Bellamy's Australia, Ltd.                                      6,608     21,210
    Bendigo & Adelaide Bank, Ltd.                                 47,504    452,402
    BHP Billiton, Ltd.                                           149,625  3,035,627
    BHP Billiton, Ltd. Sponsored ADR                                 254     10,488
*   Billabong International, Ltd.                                  5,101      5,263
#   Blackmores, Ltd.                                               1,248    109,453
    BlueScope Steel, Ltd.                                        100,579    855,252
    Boral, Ltd.                                                  126,904    560,826
*   Bradken, Ltd.                                                  8,625     21,066
    Brambles, Ltd.                                                32,198    254,461
#   Breville Group, Ltd.                                          10,244     64,893
    Brickworks, Ltd.                                               7,265     69,807
    BT Investment Management, Ltd.                                 7,637     54,270
#   Cabcharge Australia, Ltd.                                     20,194     55,959
    Caltex Australia, Ltd.                                         9,133    198,210
#*  Cardno, Ltd.                                                  13,484     11,614
    carsales.com, Ltd.                                            17,747    140,641
#   Cash Converters International, Ltd.                           34,080      9,188
    Cedar Woods Properties, Ltd.                                   3,941     16,091
    Challenger, Ltd.                                              51,974    434,888

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
AUSTRALIA -- (Continued)
    CIMIC Group, Ltd.                                              3,736 $   97,244
    Cleanaway Waste Management, Ltd.                             222,913    192,806
    Coca-Cola Amatil, Ltd.                                        24,485    181,075
    Cochlear, Ltd.                                                 2,205    209,462
    Collins Foods, Ltd.                                           10,278     46,952
#   Commonwealth Bank of Australia                                34,393  2,130,993
    Computershare, Ltd.                                           28,363    277,392
#   Corporate Travel Management, Ltd.                              3,110     41,056
    Cover-More Group, Ltd.                                        12,150     17,696
    Credit Corp. Group, Ltd.                                       3,966     52,788
#   CSG, Ltd.                                                     30,846     18,245
    CSR, Ltd.                                                     87,912    294,393
    Decmil Group, Ltd.                                            10,789      8,559
#   Domino's Pizza Enterprises, Ltd.                               5,014    226,200
#*  Doray Minerals, Ltd.                                          20,708      6,842
    Downer EDI, Ltd.                                              54,570    256,860
    DUET Group                                                   133,381    283,462
    DuluxGroup, Ltd.                                              35,562    163,902
    Eclipx Group, Ltd.                                             3,965     11,261
#*  Elders, Ltd.                                                   9,363     30,184
#*  Energy Resources of Australia, Ltd.                           13,961      7,311
#*  Energy World Corp., Ltd.                                      19,261      5,674
#   EQT Holdings, Ltd.                                               676      9,487
#   ERM Power, Ltd.                                               11,026     10,076
#   Event Hospitality and Entertainment, Ltd.                     14,993    167,780
    Evolution Mining, Ltd.                                       116,512    189,488
    Fairfax Media, Ltd.                                          291,705    188,256
    Finbar Group, Ltd.                                             8,281      5,969
#*  Fleetwood Corp., Ltd.                                            779      1,142
#   FlexiGroup, Ltd.                                              30,205     52,297
#   Flight Centre Travel Group, Ltd.                               6,523    148,313
#   Fortescue Metals Group, Ltd.                                 178,537    903,449
#   G8 Education, Ltd.                                            44,046    119,415
#   GBST Holdings, Ltd.                                            1,530      4,469
#   Genworth Mortgage Insurance Australia, Ltd.                    5,710     14,416
    GrainCorp, Ltd. Class A                                       25,591    184,503
#   Greencross, Ltd.                                               7,545     37,717
#   GUD Holdings, Ltd.                                             4,862     35,808
    GWA Group, Ltd.                                               17,580     34,966
    Hansen Technologies, Ltd.                                      8,682     25,435
    Harvey Norman Holdings, Ltd.                                  43,142    163,630
    HFA Holdings, Ltd.                                            13,789     22,387
*   Hills, Ltd.                                                   18,019      4,651
    Iluka Resources, Ltd.                                         21,603    123,979
*   Imdex, Ltd.                                                    4,171      2,153
#   IMF Bentham, Ltd.                                             25,892     34,392
    Incitec Pivot, Ltd.                                          176,961    517,189
    Independence Group NL                                         53,669    154,255
*   Infigen Energy                                                51,675     39,243
    Infomedia, Ltd.                                               19,244     10,591
    Insurance Australia Group, Ltd.                               59,829    261,837
    InvoCare, Ltd.                                                10,303    103,833
#   IOOF Holdings, Ltd.                                           25,660    177,239

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
AUSTRALIA -- (Continued)
    IRESS, Ltd.                                                   14,239 $  122,111
    iSelect, Ltd.                                                  8,736     11,531
#   iSentia Group, Ltd.                                            4,328      8,611
    James Hardie Industries P.L.C.                                16,741    262,940
    JB Hi-Fi, Ltd.                                                12,034    252,420
*   Karoon Gas Australia, Ltd.                                     6,708      9,151
#*  Kingsgate Consolidated, Ltd.                                  33,671      7,126
    LendLease Group                                               48,539    519,037
#*  Lynas Corp., Ltd.                                            963,840     62,240
    MACA, Ltd.                                                     8,396     10,100
*   Macmahon Holdings, Ltd.                                      237,156     27,898
    Macquarie Group, Ltd.                                         13,320    855,368
    Magellan Financial Group, Ltd.                                 9,040    161,267
    Mantra Group, Ltd.                                            18,720     38,512
    MaxiTRANS Industries, Ltd.                                    11,936      5,435
#*  Mayne Pharma Group, Ltd.                                      56,914     54,435
    McMillan Shakespeare, Ltd.                                     5,192     41,274
    Medibank Pvt, Ltd.                                           100,937    206,854
*   Medusa Mining, Ltd.                                           45,149     13,730
    Melbourne IT, Ltd.                                             8,952     13,513
#*  Metals X, Ltd.                                                19,748     11,982
*   Mincor Resources NL                                            3,984        802
    Mineral Resources, Ltd.                                       18,509    172,823
    Mirvac Group                                                  81,246    125,150
#*  MMA Offshore, Ltd.                                            12,228      2,595
#   Monadelphous Group, Ltd.                                      16,064    126,779
    Monash IVF Group, Ltd.                                         5,960      7,518
    Mortgage Choice, Ltd.                                          2,795      5,201
*   Mount Gibson Iron, Ltd.                                       26,826      7,729
#   Myer Holdings, Ltd.                                           98,432     90,421
    MyState, Ltd.                                                  7,026     24,165
    National Australia Bank, Ltd.                                 74,517  1,713,601
    Navitas, Ltd.                                                 23,128     77,726
#*  NetComm Wireless, Ltd.                                         5,013      7,020
    New Hope Corp., Ltd.                                          16,892     20,524
    Newcrest Mining, Ltd.                                         41,947    687,896
    nib holdings, Ltd.                                            30,472    106,480
#   Nine Entertainment Co. Holdings, Ltd.                         14,382     10,865
    Northern Star Resources, Ltd.                                 59,267    172,418
    Nufarm, Ltd.                                                  20,788    141,592
#   OFX Group, Ltd.                                                8,349     10,584
    Oil Search, Ltd.                                              52,256    272,911
    Orica, Ltd.                                                   48,108    684,818
    Origin Energy, Ltd.                                           73,752    395,476
*   Orocobre, Ltd.                                                 8,159     26,167
    Orora, Ltd.                                                  140,676    304,385
    OZ Minerals, Ltd.                                             37,069    252,944
    Pact Group Holdings, Ltd.                                     16,885     83,710
#*  Paladin Energy, Ltd.                                         157,449     14,945
*   Panoramic Resources, Ltd.                                      9,832      1,981
    Peet, Ltd.                                                    15,682     12,303
    Perpetual, Ltd.                                                4,089    145,202
#*  Perseus Mining, Ltd.                                          75,538     19,302

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
AUSTRALIA -- (Continued)
#   Platinum Asset Management, Ltd.                               13,014 $ 49,307
    Premier Investments, Ltd.                                     10,340  101,222
#   Prime Media Group, Ltd.                                       19,595    4,535
    Programmed Maintenance Services, Ltd.                         22,039   31,779
    Qantas Airways, Ltd.                                          56,667  146,474
    QBE Insurance Group, Ltd.                                     50,070  475,024
#   Qube Holdings, Ltd.                                           67,880  118,476
#*  Ramelius Resources, Ltd.                                      54,769   25,022
    RCR Tomlinson, Ltd.                                            9,186   20,267
    REA Group, Ltd.                                                2,678  106,913
    Reckon, Ltd.                                                   6,209    7,594
#   Regis Healthcare, Ltd.                                         7,110   23,556
    Regis Resources, Ltd.                                         42,839  103,823
#   Reject Shop, Ltd. (The)                                        5,557   35,748
#   Resolute Mining, Ltd.                                         81,632   90,847
    Retail Food Group, Ltd.                                        2,999   14,655
    Ridley Corp., Ltd.                                            37,057   36,146
    Rio Tinto, Ltd.                                               13,522  685,963
    Sandfire Resources NL                                         21,046  105,310
    Santos, Ltd.                                                  96,652  294,043
#*  Saracen Mineral Holdings, Ltd.                                90,687   73,320
    Seek, Ltd.                                                    20,945  229,570
    Select Harvests, Ltd.                                          8,570   36,400
*   Senex Energy, Ltd.                                           135,403   28,753
    Servcorp, Ltd.                                                 5,319   25,417
#   Seven Group Holdings, Ltd.                                     9,767   54,244
    Seven West Media, Ltd.                                       137,261   84,416
    Sigma Pharmaceuticals, Ltd.                                  107,148   97,937
    Silver Chef, Ltd.                                              1,739   11,871
#*  Silver Lake Resources, Ltd.                                   47,532   24,261
    Sims Metal Management, Ltd.                                   21,747  184,812
    Sirtex Medical, Ltd.                                           3,552   37,864
#*  Slater & Gordon, Ltd.                                         28,214    5,460
    SMS Management & Technology, Ltd.                              9,154    9,644
    Sonic Healthcare, Ltd.                                        12,959  204,380
    South32, Ltd.                                                157,742  330,151
    South32, Ltd. ADR                                              3,651   38,518
    Southern Cross Media Group, Ltd.                              79,239   88,353
    Spark Infrastructure Group                                   104,171  185,144
    Spotless Group Holdings, Ltd.                                 14,400   10,276
*   St Barbara, Ltd.                                              47,300   83,735
    Steadfast Group, Ltd.                                         42,055   73,099
    Suncorp Group, Ltd.                                           48,879  483,264
*   Sundance Energy Australia, Ltd.                               57,522    8,756
    Sunland Group, Ltd.                                            6,809    8,635
#   Super Retail Group, Ltd.                                      11,158   82,501
    Sydney Airport                                                23,431  103,979
    Tassal Group, Ltd.                                            17,196   60,251
    Technology One, Ltd.                                          24,652   96,345
    Telstra Corp., Ltd.                                           61,597  233,702
#*  Ten Network Holdings, Ltd.                                     7,026    4,800
#   TFS Corp., Ltd.                                               26,787   31,926
    Thorn Group, Ltd.                                              4,148    5,443

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
AUSTRALIA -- (Continued)
*   Tiger Resources, Ltd.                                        219,444 $     6,495
    Tox Free Solutions, Ltd.                                      17,826      35,829
#   TPG Telecom, Ltd.                                             12,199      59,929
    Transurban Group                                              28,787     222,757
*   Troy Resources, Ltd.                                             583          67
    Villa World, Ltd.                                             10,295      18,975
#   Village Roadshow, Ltd.                                         8,808      26,478
*   Virgin Australia Holdings, Ltd.                              108,136      18,047
    Virtus Health, Ltd.                                            6,841      26,577
#   Vita Group, Ltd.                                               5,661      13,657
#   Vocus Group, Ltd.                                             51,968     159,370
*   Watpac, Ltd.                                                  27,091      15,430
    Webjet, Ltd.                                                   3,015      25,826
    Wesfarmers, Ltd.                                              13,230     404,166
#*  Western Areas, Ltd.                                           29,390      54,875
*   Westgold Resources, Ltd.                                       9,874      14,865
#   Westpac Banking Corp.                                         70,466   1,696,361
#*  Whitehaven Coal, Ltd.                                         55,612     120,115
    Woodside Petroleum, Ltd.                                      27,430     657,678
#   Woolworths, Ltd.                                              20,347     379,724
#*  WorleyParsons, Ltd.                                           27,789     208,950
    WPP AUNZ, Ltd.                                                68,187      54,903
                                                                         -----------
TOTAL AUSTRALIA                                                           39,474,443
                                                                         -----------
AUSTRIA -- (0.7%)
    Agrana Beteiligungs AG                                           125      16,136
    ANDRITZ AG                                                     5,162     279,005
    Atrium European Real Estate, Ltd.                             11,987      50,333
#   Austria Technologie & Systemtechnik AG                         3,324      34,070
    BUWOG AG                                                       8,778     209,465
    CA Immobilien Anlagen AG                                       6,306     124,234
#   DO & CO AG                                                       627      39,231
    Erste Group Bank AG                                           13,941     424,938
    EVN AG                                                         2,411      29,521
*   FACC AG                                                        1,487       9,760
    IMMOFINANZ AG                                                 56,022     102,879
    Kapsch TrafficCom AG                                             788      32,422
    Lenzing AG                                                     1,292     184,587
    Mayr Melnhof Karton AG                                           878      99,075
    Oesterreichische Post AG                                       3,229     116,810
    OMV AG                                                        18,803     658,069
    Palfinger AG                                                   1,123      37,810
    POLYTEC Holding AG                                             2,865      39,513
    Porr Ag                                                          848      36,757
*   Raiffeisen Bank International AG                              13,713     305,417
    RHI AG                                                         2,283      56,339
    Rosenbauer International AG                                      131       7,484
    S IMMO AG                                                      4,456      51,718
    Schoeller-Bleckmann Oilfield Equipment AG                        459      34,590
    Semperit AG Holding                                            1,281      40,278
    Strabag SE                                                     1,732      63,444
    Telekom Austria AG                                            12,846      79,097
    UNIQA Insurance Group AG                                       8,963      73,916

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
AUSTRIA -- (Continued)
    Verbund AG                                                    6,217 $  100,234
    Vienna Insurance Group AG Wiener Versicherung Gruppe          3,601     87,761
    Voestalpine AG                                               14,054    595,935
    Wienerberger AG                                               9,422    181,877
    Zumtobel Group AG                                             1,877     31,533
                                                                        ----------
TOTAL AUSTRIA                                                            4,234,238
                                                                        ----------
BELGIUM -- (1.1%)
#*  Ablynx NV                                                     3,636     46,867
    Ackermans & van Haaren NV                                     2,484    338,745
    Ageas                                                        19,080    816,958
*   AGFA-Gevaert NV                                              19,738     77,854
    Atenor                                                          216     10,756
    Banque Nationale de Belgique                                     19     59,063
    Barco NV                                                      1,098     95,525
    Bekaert SA                                                    4,550    197,462
    bpost SA                                                      8,501    205,644
#*  Celyad SA                                                       565     12,364
    Cie d'Entreprises CFE                                           814     89,902
*   Cie Immobiliere de Belgique SA                                  213     12,757
    Colruyt SA                                                    8,377    409,980
    D'ieteren SA                                                  3,335    150,663
    Deceuninck NV                                                 5,234     12,424
    Econocom Group SA                                             6,240     94,236
    Elia System Operator SA                                       2,848    142,067
    Euronav NV                                                   14,415    112,572
    EVS Broadcast Equipment SA                                    1,407     48,627
#   Exmar NV                                                      3,996     31,861
#*  Fagron                                                        5,928     57,883
*   Galapagos NV                                                  2,894    188,593
*   Galapagos NV Sponsored ADR                                      300     19,530
    Gimv NV                                                         715     39,906
#   Ion Beam Applications                                         1,047     44,521
    KBC Group NV                                                  9,389    609,788
    Kinepolis Group NV                                            1,256     60,276
    Lotus Bakeries                                                   25     66,343
*   MDxHealth                                                     5,800     31,431
    Melexis NV                                                    1,933    145,299
#*  Nyrstar NV                                                   11,040     93,378
    Ontex Group NV                                                7,522    227,784
*   Orange Belgium SA                                             4,432    100,020
    Picanol                                                         183     16,608
    Proximus SADP                                                14,533    417,383
    Recticel SA                                                   3,942     29,397
    Resilux                                                         108     19,198
    Sioen Industries NV                                           1,485     46,924
    Sipef SA                                                        498     34,014
    Solvay SA                                                     5,935    695,877
*   Telenet Group Holding NV                                      3,093    165,970
*   Tessenderlo Chemie NV                                         3,960    147,167
*   ThromboGenics NV                                                592      2,172
    Umicore SA                                                   10,948    613,246

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
BELGIUM -- (Continued)
    Van de Velde NV                                                  784 $   54,839
                                                                         ----------
TOTAL BELGIUM                                                             6,893,874
                                                                         ----------
CANADA -- (11.2%)
#*  5N Plus, Inc.                                                  4,100      5,577
    Absolute Software Corp.                                        2,400     12,911
    Acadian Timber Corp.                                             700      9,328
*   Advantage Oil & Gas, Ltd.(B66PKS8)                            23,220    149,714
*   Advantage Oil & Gas, Ltd.(00765F101)                           3,399     21,754
    Aecon Group, Inc.                                              8,695    108,583
    Ag Growth International, Inc.                                  1,000     41,921
    AGF Management, Ltd. Class B                                   7,587     35,275
    Agnico Eagle Mines, Ltd.                                      15,126    721,510
    Agrium, Inc.(2213538)                                          1,600    164,789
    Agrium, Inc.(008916108)                                        6,579    677,045
    AGT Food & Ingredients, Inc.                                   3,100     84,835
    Aimia, Inc.                                                   13,859     90,849
*   Air Canada                                                     5,441     55,905
    AirBoss of America Corp.                                       3,978     40,628
*   Alacer Gold Corp.                                             29,796     54,955
    Alamos Gold, Inc. Class A(011532108)                          13,292     99,687
    Alamos Gold, Inc. Class A(BZ3DNP6)                            23,100    173,261
#   Alaris Royalty Corp.                                           5,082     85,803
*   Alexco Resource Corp.                                          1,285      2,403
    Algonquin Power & Utilities Corp.                             18,683    162,386
    Alimentation Couche-Tard, Inc. Class B                         6,465    296,160
#   AltaGas, Ltd.                                                 14,514    345,213
    Altius Minerals Corp.                                          4,348     39,796
    Altus Group, Ltd.                                              3,650     83,729
    ARC Resources, Ltd.                                           31,272    486,654
*   Argonaut Gold, Inc.                                           18,272     34,122
*   Asanko Gold, Inc.                                             15,002     54,993
    Atco, Ltd. Class I                                             3,639    128,138
*   Athabasca Oil Corp.                                           40,149     51,218
*   ATS Automation Tooling Systems, Inc.                          10,297    103,900
*   AuRico Metals, Inc.(05157J108)                                 5,845      5,130
*   AuRico Metals, Inc.(BYR52G5)                                   2,212      1,955
#   AutoCanada, Inc.                                               2,621     51,081
#*  Avigilon Corp.                                                 5,073     56,217
*   B2Gold Corp.                                                 103,493    314,157
#   Badger Daylighting, Ltd.                                       4,456    112,937
    Bank of Montreal(063671101)                                   14,125  1,068,274
#   Bank of Montreal(2076009)                                     22,524  1,703,775
    Bank of Nova Scotia (The)(2076281)                             7,700    460,136
    Bank of Nova Scotia (The)(064149107)                          25,169  1,504,603
    Barrick Gold Corp.(2024644)                                   23,582    434,579
    Barrick Gold Corp.(067901108)                                 46,629    859,839
*   Baytex Energy Corp.(B4VGVM3)                                  28,300    112,874
*   Baytex Energy Corp.(07317Q105)                                 2,602     10,408
    BCE, Inc.(B188TH2)                                             2,141     96,516
    BCE, Inc.(05534B760)                                           2,798    126,246
*   Bellatrix Exploration, Ltd.                                    7,797      6,472
*   Birchcliff Energy, Ltd.                                       26,847    165,466

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
CANADA -- (Continued)
    Bird Construction, Inc.                                       7,689 $   52,353
#   Black Diamond Group, Ltd.                                     3,642     15,086
*   BlackBerry, Ltd.(09228F103)                                  31,605    223,131
*   BlackBerry, Ltd.(BCBHZ31)                                    14,150     99,825
*   BlackPearl Resources, Inc.                                   32,381     38,571
*   Bombardier, Inc. Class B                                     81,330    155,629
    Bonavista Energy Corp.                                        5,420     19,243
#   Bonterra Energy Corp.                                         2,880     55,641
    Boralex, Inc. Class A                                         5,723     87,258
    Brookfield Asset Management, Inc. Class A                    18,789    649,764
*   BRP, Inc.                                                     3,068     61,985
#   Calfrac Well Services, Ltd.                                   9,153     29,754
    Callidus Capital Corp.                                          800     11,546
    Cameco Corp.(13321L108)                                      14,192    180,948
    Cameco Corp.(2166160)                                         1,900     24,194
*   Canaccord Genuity Group, Inc.                                12,583     42,451
#*  Canacol Energy, Ltd.                                         17,800     50,750
    Canadian Energy Services & Technology Corp.                  20,070    118,916
    Canadian Imperial Bank of Commerce(136069101)                 6,765    576,378
    Canadian Imperial Bank of Commerce(2170525)                   8,700    740,862
    Canadian National Railway Co.(136375102)                      9,292    645,980
    Canadian National Railway Co.(2180632)                        2,100    145,955
    Canadian Natural Resources, Ltd.                             53,582  1,619,784
    Canadian Pacific Railway, Ltd.(2793115)                       1,800    272,244
    Canadian Pacific Railway, Ltd.(13645T100)                     2,100    317,394
#   Canadian Tire Corp., Ltd. Class A                             3,068    326,287
    Canadian Utilities, Ltd. Class A                              2,411     68,629
#   Canadian Western Bank                                         9,694    220,438
    Canam Group, Inc.                                             4,800     33,974
    Canexus Corp.                                                 8,060     10,096
*   Canfor Corp.                                                 11,766    127,584
    Canfor Pulp Products, Inc.                                    5,091     40,963
    CanWel Building Materials Group, Ltd.                         4,100     18,495
    Canyon Services Group, Inc.                                   7,376     35,427
    Capital Power Corp.                                           7,701    146,060
*   Capstone Mining Corp.                                        41,075     45,770
    Cascades, Inc.                                               10,300     93,798
    CCL Industries, Inc. Class B                                    870    179,048
*   Celestica, Inc.(15101Q108)                                   11,606    161,091
*   Celestica, Inc.(2263362)                                      3,200     44,437
    Cenovus Energy, Inc.(B57FG04)                                37,500    511,816
    Cenovus Energy, Inc.(15135U109)                              32,519    443,234
    Centerra Gold, Inc.(B01NXQ4)                                 22,941    113,361
    Centerra Gold, Inc.(152006102)                                  624      3,080
*   Cequence Energy, Ltd.                                        30,508      7,737
    Cervus Equipment Corp.                                        1,200     13,980
*   CGI Group, Inc. Class A                                       8,717    419,201
    Chesswood Group, Ltd.                                         1,200     10,900
*   China Gold International Resources Corp., Ltd.               24,316     48,959
#   CI Financial Corp.                                           16,829    351,776
    Cineplex, Inc.                                                6,483    261,014
    Clearwater Seafoods, Inc.                                     2,677     20,819
#   Cogeco Communications, Inc.                                   2,482    135,425

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
CANADA -- (Continued)
    Cogeco, Inc.                                                   1,076 $ 51,185
    Colliers International Group, Inc.(194693107)                  1,720   63,038
    Colliers International Group, Inc.(BYL7SB4)                      620   22,704
    Computer Modelling Group, Ltd.                                11,290   81,297
    Constellation Software, Inc.                                     600  270,999
*   Continental Gold, Inc.                                         5,800   19,300
#*  Copper Mountain Mining Corp.                                  22,194   19,955
#   Corus Entertainment, Inc. Class B                             14,213  141,120
    Cott Corp.(2228952)                                           14,256  151,297
    Cott Corp.(22163N106)                                          8,421   89,263
    Crescent Point Energy Corp.(22576C101)                         6,810   79,467
#   Crescent Point Energy Corp.(B67C8W8)                          28,678  334,334
*   Crew Energy, Inc.                                             16,833   74,900
*   CRH Medical Corp.                                              3,400   21,086
#*  Delphi Energy Corp.                                            8,492    9,528
#*  Denison Mines Corp.                                            3,500    2,609
*   Descartes Systems Group, Inc. (The)(249906108)                 1,400   30,590
*   Descartes Systems Group, Inc. (The)(2141941)                   2,500   54,582
*   Detour Gold Corp.                                             20,100  272,634
    DH Corp.                                                      15,450  273,202
    DHX Media, Ltd.                                                5,834   30,240
    Dollarama, Inc.                                                3,800  287,793
    Dominion Diamond Corp.(257287102)                              8,601   86,096
    Dominion Diamond Corp.(B95LX89)                                  500    5,007
    Dorel Industries, Inc. Class B                                 3,147   87,064
*   Dundee Precious Metals, Inc.                                  16,018   36,191
#   ECN Capital Corp.                                             31,899   74,523
*   Eldorado Gold Corp.(2307873)                                 100,431  355,030
*   Eldorado Gold Corp.(284902103)                                 7,243   25,568
    Element Fleet Management Corp.                                38,099  370,376
    Emera, Inc.                                                    1,790   62,507
    Empire Co., Ltd. Class A                                      23,697  295,928
#   Enbridge Income Fund Holdings, Inc.                           12,850  337,630
    Enbridge, Inc.(29250N105)                                      6,108  260,201
    Enbridge, Inc.(2466149)                                       12,821  545,847
    Encana Corp.(2793193)                                         26,900  343,369
    Encana Corp.(292505104)                                       56,119  716,078
*   Endeavour Mining Corp.                                         8,672  165,676
*   Endeavour Silver Corp.                                         4,949   20,934
#   Enercare, Inc.                                                15,100  210,153
    Enerflex, Ltd.                                                 8,466  119,256
#*  Energy Fuels, Inc.                                             2,154    4,734
    Enerplus Corp.                                                11,838  105,713
    Enghouse Systems, Ltd.                                         1,600   62,561
    Ensign Energy Services, Inc.                                  15,075  102,759
*   Epsilon Energy, Ltd.                                           5,703   14,857
    Equitable Group, Inc.                                          1,307   59,713
*   Essential Energy Services Trust                               19,400   11,480
    Evertz Technologies, Ltd.                                      2,200   29,080
#   Exchange Income Corp.                                          4,758  146,333
    Exco Technologies, Ltd.                                        4,701   37,138
#   Extendicare, Inc.                                              8,949   71,111
    Fairfax Financial Holdings, Ltd.                                 947  442,479

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
CANADA -- (Continued)
    Fiera Capital Corp.                                           2,526 $ 25,760
#   Finning International, Inc.                                  19,255  389,761
#   Firm Capital Mortgage Investment Corp.                        2,400   25,748
    First Capital Realty, Inc.                                    6,219   98,931
*   First Majestic Silver Corp.(2833583)                          4,769   45,702
#*  First Majestic Silver Corp.(32076V103)                        7,108   68,237
    First National Financial Corp.                                1,400   31,115
    First Quantum Minerals, Ltd.                                 64,395  812,083
    FirstService Corp.(33767E103)                                 1,720   85,811
    FirstService Corp.(BYL7ZF7)                                   1,700   84,853
    Fortis, Inc.                                                  9,059  291,280
*   Fortuna Silver Mines, Inc.(2383033)                           7,299   45,435
*   Fortuna Silver Mines, Inc.(349915108)                         1,312    8,187
    Franco-Nevada Corp.(B29NF31)                                    400   26,018
    Franco-Nevada Corp.(351858105)                                  742   48,260
#   Freehold Royalties, Ltd.                                      9,658   95,893
#   Genworth MI Canada, Inc.                                      6,249  156,699
    George Weston, Ltd.                                           2,534  216,118
    Gibson Energy, Inc.                                          11,892  173,182
    Gildan Activewear, Inc.(2254645)                              3,300   86,326
    Gildan Activewear, Inc.(375916103)                            3,004   78,615
    Gluskin Sheff + Associates, Inc.                              2,574   36,140
    GMP Capital, Inc.                                             5,000   15,946
    Goldcorp, Inc.(380956409)                                    23,406  378,475
    Goldcorp, Inc.(2676302)                                      10,100  163,308
*   Gran Tierra Energy, Inc.(B2PPCS5)                            39,230  100,694
*   Gran Tierra Energy, Inc.(38500T101)                           2,706    6,981
    Granite Oil Corp.                                             3,733   14,717
#*  Great Panther Silver, Ltd.                                      753    1,371
    Great-West Lifeco, Inc.                                       7,678  210,411
    Guardian Capital Group, Ltd. Class A                          1,428   26,908
*   Heroux-Devtek, Inc.                                           1,114   12,388
    High Liner Foods, Inc.                                        2,850   41,920
#   Home Capital Group, Inc.                                      8,072  184,423
    Horizon North Logistics, Inc.                                10,800   16,765
    HudBay Minerals, Inc.(B05BDX1)                               12,424   97,292
    HudBay Minerals, Inc.(B05BQ98)                               19,343  151,843
#   Hudson's Bay Co.                                             13,684  105,160
*   Husky Energy, Inc.                                           23,549  303,852
*   IAMGOLD Corp.(2446646)                                       57,180  264,533
*   IAMGOLD Corp.(450913108)                                      4,292   19,829
    IGM Financial, Inc.                                           6,969  214,171
#*  Imperial Metals Corp.                                         1,400    7,316
    Imperial Oil, Ltd.(2454241)                                   3,400  111,779
    Imperial Oil, Ltd.(453038408)                                 8,027  263,928
    Industrial Alliance Insurance & Financial Services, Inc.     12,278  516,596
    Innergex Renewable Energy, Inc.                               9,052   95,929
    Intact Financial Corp.                                        3,255  237,662
#   Inter Pipeline, Ltd.                                         12,293  266,596
*   Interfor Corp.                                                8,940   94,879
    Intertape Polymer Group, Inc.                                 5,000   91,182
*   Ithaca Energy, Inc.                                          43,625   58,670
*   Ivanhoe Mines, Ltd. Class A                                  40,542  123,690

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
CANADA -- (Continued)
    Jean Coutu Group PJC, Inc. (The) Class A                      13,000 $  204,304
    Just Energy Group, Inc.(B63MCN1)                               9,896     58,787
    Just Energy Group, Inc.(B693818)                               4,023     23,897
#   K-Bro Linen, Inc.                                              1,051     33,309
    Keyera Corp.                                                  12,454    365,604
*   Kinross Gold Corp.(B03Z841)                                  127,397    496,371
*   Kinross Gold Corp.(496902404)                                 27,330    106,587
*   Kirkland Lake Gold, Ltd.                                       7,917     56,765
*   Klondex Mines, Ltd.                                           13,400     66,318
*   Knight Therapeutics, Inc.                                      9,553     75,470
#   Labrador Iron Ore Royalty Corp.                                3,709     53,529
    Laurentian Bank of Canada                                      3,946    178,491
    Leon's Furniture, Ltd.                                         1,806     26,467
    Linamar Corp.                                                  6,528    287,006
    Loblaw Cos., Ltd.                                              3,984    209,409
    Lucara Diamond Corp.                                          27,189     61,430
*   Lundin Mining Corp.                                           84,387    516,212
    MacDonald Dettwiler & Associates, Ltd.                         7,000    387,696
    Magellan Aerospace Corp.                                       1,937     26,452
    Magna International, Inc.(559222401)                           7,200    311,616
    Magna International, Inc.(2554475)                            23,650  1,023,061
*   Mainstreet Equity Corp.                                          500     12,815
*   Major Drilling Group International, Inc.                       9,020     54,553
    Mandalay Resources Corp.                                      36,500     24,684
    Manitoba Telecom Services, Inc.                                3,243     93,608
    Manulife Financial Corp.(2492519)                              9,100    174,482
    Manulife Financial Corp.(56501R106)                           35,723    684,453
    Maple Leaf Foods, Inc.                                         4,900    112,328
    Martinrea International, Inc.                                  9,617     60,898
    Mediagrif Interactive Technologies, Inc.                         800     11,097
#   Medical Facilities Corp.                                       3,550     51,726
#*  MEG Energy Corp.                                              16,504     85,738
    Melcor Developments, Ltd.                                        200      2,222
#*  Merus Labs International, Inc.                                14,935     12,051
#   Methanex Corp.(2654416)                                        1,735     86,747
#   Methanex Corp.(59151K108)                                      8,906    445,745
    Metro, Inc.                                                    7,977    242,329
*   Mitel Networks Corp.                                          11,355     78,798
#   Morneau Shepell, Inc.                                          5,200     74,289
    MTY Food Group, Inc.                                           1,988     72,233
    Mullen Group, Ltd.                                            15,004    216,196
    National Bank of Canada                                       27,555  1,189,444
    Nevsun Resources, Ltd.                                        33,481    105,493
    New Flyer Industries, Inc.                                     3,576    114,597
*   New Gold, Inc.(644535106)                                      4,011     10,709
*   New Gold, Inc.(2826947)                                       64,548    172,128
#   Newalta Corp.                                                  5,173      9,263
    Norbord, Inc.                                                  3,712     92,139
    North American Energy Partners, Inc.                           2,400     12,480
    North West Co., Inc. (The)                                     4,209     94,709
#   Northland Power, Inc.                                         12,264    225,629
*   NuVista Energy, Ltd.                                          17,611     88,106
    OceanaGold Corp.                                              75,090    260,831

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
CANADA -- (Continued)
    Onex Corp.                                                    5,500 $  384,884
    Open Text Corp.(2260824)                                      5,600    191,680
    Open Text Corp.(683715106)                                    3,988    136,669
    Osisko Gold Royalties, Ltd.                                  13,991    153,543
*   Painted Pony Petroleum, Ltd.                                 13,000     78,125
    Pan American Silver Corp.(697900108)                         18,080    353,102
    Pan American Silver Corp.(2669272)                            2,000     38,978
*   Paramount Resources, Ltd. Class A                             4,500     57,821
*   Parex Resources, Inc.                                         8,330     96,919
#   Parkland Fuel Corp.                                           7,834    163,513
    Pason Systems, Inc.                                           8,565    125,324
    Pembina Pipeline Corp.(B4PT2P8)                               4,300    133,403
    Pembina Pipeline Corp.(B4PPQG5)                               4,402    136,506
*   Pengrowth Energy Corp.(70706P104)                             4,002      5,003
*   Pengrowth Energy Corp.(B67M828)                              61,484     77,017
*   Penn West Petroleum, Ltd.(707887105)                         20,635     35,286
#*  Penn West Petroleum, Ltd.(B63FY34)                           53,000     90,421
#   Peyto Exploration & Development Corp.                        10,828    235,657
    PHX Energy Services Corp.                                     3,238     10,028
    Pizza Pizza Royalty Corp.                                     2,400     32,000
    Potash Corp. of Saskatchewan, Inc.(73755L107)                12,697    236,164
    Potash Corp. of Saskatchewan, Inc.(2696980)                  59,381  1,104,795
#   PrairieSky Royalty, Ltd.                                      1,071     25,103
*   Precision Drilling Corp.(74022D308)                          19,847    111,937
*   Precision Drilling Corp.(B5YPLH9)                            19,064    107,242
    Premium Brands Holdings Corp.                                 2,140    114,676
*   Pretium Resources, Inc.                                      12,600    135,756
*   Primero Mining Corp.(74164W106)                               9,167      6,917
#*  Primero Mining Corp.(B4Z8FV2)                                20,955     15,782
#*  Pulse Seismic, Inc.                                           4,200      7,617
    Quebecor, Inc. Class B                                        5,316    160,103
*   Raging River Exploration, Inc.                               11,200     81,423
    Reitmans Canada, Ltd. Class A                                 5,200     24,177
    Restaurant Brands International, Inc.                         3,400    166,780
    Richelieu Hardware, Ltd.                                      4,134     86,572
*   Richmont Mines, Inc.                                          3,753     30,774
    Ritchie Bros Auctioneers, Inc.(2345390)                       4,100    132,901
#   Ritchie Bros Auctioneers, Inc.(767744105)                     2,701     87,620
    Rocky Mountain Dealerships, Inc.                              3,078     26,162
    Rogers Communications, Inc. Class B(2169051)                 10,036    435,375
    Rogers Communications, Inc. Class B(775109200)                4,076    176,898
    Rogers Sugar, Inc.                                           13,620     69,500
    Royal Bank of Canada(780087102)                              24,345  1,749,675
#   Royal Bank of Canada(2754383)                                 4,300    309,170
    Russel Metals, Inc.                                           5,971    123,894
*   Sandstorm Gold, Ltd.                                         15,511     68,421
    Sandvine Corp.                                               21,606     46,823
    Saputo, Inc.                                                  7,380    271,720
#*  Savanna Energy Services Corp.                                 8,000     12,296
#*  Sears Canada, Inc.                                            1,813      2,591
    Secure Energy Services, Inc.                                 15,758    130,787
*   SEMAFO, Inc.                                                 41,698    155,416
*   Seven Generations Energy, Ltd. Class A                        6,361    127,147

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
CANADA -- (Continued)
    Shaw Communications, Inc. Class B                            10,419 $  224,946
    ShawCor, Ltd.                                                 6,519    182,106
*   Sherritt International Corp.                                 24,429     27,034
#   Sienna Senior Living, Inc.                                    4,500     59,032
*   Sierra Wireless, Inc.(826516106)                              1,995     35,012
*   Sierra Wireless, Inc.(2418968)                                2,200     38,463
*   Silver Standard Resources, Inc.(82823L106)                    7,380     78,007
*   Silver Standard Resources, Inc.(2218458)                      3,414     36,075
    Silver Wheaton Corp.(828336107)                              10,507    232,520
    Silver Wheaton Corp.(B058ZX6)                                10,200    225,517
    SNC-Lavalin Group, Inc.                                      12,810    552,073
*   Solium Capital, Inc.                                          1,700     10,608
*   Spartan Energy Corp.                                         37,700     82,571
    Sprott, Inc.                                                 11,800     20,857
    Stantec, Inc.(2854238)                                        1,800     48,249
    Stantec, Inc.(85472N109)                                      5,203    139,440
    Stella-Jones, Inc.                                            3,895    119,731
*   Stornoway Diamond Corp.                                      47,014     30,710
#   Stuart Olson, Inc.                                            1,300      5,245
    Student Transportation, Inc.(86388A108)                         700      3,836
#   Student Transportation, Inc.(B1FQZ15)                         9,299     50,952
    Sun Life Financial, Inc.(2566124)                            10,600    418,379
    Sun Life Financial, Inc.(866796105)                          11,897    469,456
    Suncor Energy, Inc.(867224107)                               71,552  2,220,974
    Suncor Energy, Inc.(B3NB1P2)                                    100      3,093
*   SunOpta, Inc.(2817510)                                        2,492     17,408
*   SunOpta, Inc.(8676EP108)                                      4,680     32,760
#   Superior Plus Corp.                                          18,498    182,812
    Surge Energy, Inc.                                           26,835     58,155
    Tahoe Resources, Inc.(873868103)                              6,785     62,015
    Tahoe Resources, Inc.(B5B9KV1)                               30,865    281,551
*   Taseko Mines, Ltd.                                           11,862     17,502
    Teck Resources, Ltd. Class B(2879327)                        23,500    575,919
    Teck Resources, Ltd. Class B(878742204)                      19,154    470,039
    TELUS Corp.                                                   1,498     50,008
*   Tembec, Inc.                                                  7,455     17,187
*   Teranga Gold Corp.                                           57,500     38,886
    TFI International, Inc.                                      16,167    437,581
    Thomson Reuters Corp.(2889371)                                7,800    349,644
    Thomson Reuters Corp.(2126067)                                4,105    184,068
*   Timmins Gold Corp.                                           18,699      7,616
    TMX Group, Ltd.                                               4,095    216,764
#   TORC Oil & Gas, Ltd.                                         14,765     82,491
*   Torex Gold Resources, Inc.                                    5,200    110,294
    Toromont Industries, Ltd.                                     6,942    224,865
    Toronto-Dominion Bank (The)(891160509)                       34,519  1,787,049
    Toronto-Dominion Bank (The)(2897222)                         16,058    831,869
    Torstar Corp. Class B                                         2,714      3,984
    Total Energy Services, Inc.                                   4,000     45,433
*   Tourmaline Oil Corp.                                         14,603    341,391
    TransAlta Corp.(89346D107)                                   31,016    182,994
    TransAlta Corp.(2901628)                                      6,500     38,463
#   TransAlta Renewables, Inc.                                    8,684     98,769

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
CANADA -- (Continued)
    TransCanada Corp.(89353D107)                                  10,296 $   486,177
    TransCanada Corp.(2665184)                                       700      33,024
    Transcontinental, Inc. Class A                                 8,952     149,080
    TransGlobe Energy Corp.(893662106)                               500         840
    TransGlobe Energy Corp.(2470548)                               1,000       1,683
*   Trican Well Service, Ltd.                                     18,176      68,304
*   Trilogy Energy Corp.                                           7,125      37,233
    Trinidad Drilling, Ltd.                                       30,118      67,353
*   Turquoise Hill Resources, Ltd.(900435108)                      3,396      12,260
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                       36,300     131,391
    Uni-Select, Inc.                                               7,611     173,481
    Valener, Inc.                                                  3,344      52,579
    Veresen, Inc.                                                 33,502     340,620
    Vermilion Energy, Inc.(923725105)                              2,873     118,339
#   Vermilion Energy, Inc.(B607XS1)                                4,300     177,386
    Wajax Corp.                                                    1,975      37,292
    Waste Connections, Inc.                                        5,234     420,283
    West Fraser Timber Co., Ltd.                                  11,698     399,508
    Western Energy Services Corp.                                  7,800      17,983
    Western Forest Products, Inc.                                 55,280      79,017
    Westshore Terminals Investment Corp.                           6,500     127,427
    Whitecap Resources, Inc.                                      42,203     336,002
    Wi-LAN, Inc.                                                  13,600      22,262
    Winpak, Ltd.                                                   3,132     112,908
    WSP Global, Inc.                                               9,516     334,788
    Yamana Gold, Inc.(2219279)                                    89,105     294,449
    Yamana Gold, Inc.(98462Y100)                                  14,406      47,684
*   Yellow Pages, Ltd.                                             2,929      40,291
#   ZCL Composites, Inc.                                           4,199      40,143
                                                                         -----------
TOTAL CANADA                                                              71,000,215
                                                                         -----------
CHINA -- (0.0%)
    K Wah International Holdings, Ltd.                           137,475      68,670
*   Lifestyle China Group, Ltd.                                   46,500      10,888
                                                                         -----------
TOTAL CHINA                                                                   79,558
                                                                         -----------
DENMARK -- (1.3%)
    ALK-Abello A.S.                                                  540      79,651
    Alm Brand A.S.                                                 9,122      71,625
    Ambu A.S. Class B                                              2,772     118,606
*   Bang & Olufsen A.S.                                            3,802      55,586
    BankNordik P/F                                                   549      11,595
#*  Bavarian Nordic A.S.                                           2,341      92,299
    Chr Hansen Holding A.S.                                        8,286     505,810
    Coloplast A.S. Class B                                         1,093      78,374
#*  D/S Norden A.S.                                                2,616      46,530
    Danske Bank A.S.                                              14,589     486,609
    DFDS A.S.                                                      4,120     201,518
    DSV A.S.                                                      15,826     769,611
    FLSmidth & Co. A.S.                                            5,240     243,866
    GN Store Nord A.S.                                            15,635     349,219
#*  H Lundbeck A.S.                                                7,707     331,008

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
    DENMARK -- (Continued)
*   H+H International A.S. Class B                                2,105 $   23,402
    IC Group A.S.                                                   908     18,844
    ISS A.S.                                                     14,761    525,615
    Jyske Bank A.S.                                               7,720    397,731
    Matas A.S.                                                    4,156     60,604
    NKT Holding A.S.                                              3,093    239,131
    NNIT A.S.                                                     1,478     38,940
    Pandora A.S.                                                  3,928    514,760
    Per Aarsleff Holding A.S.                                     2,390     61,811
    Ringkjoebing Landbobank A.S.                                    468    101,937
    Rockwool International A.S. Class A                              20      3,444
    Rockwool International A.S. Class B                           1,088    194,104
    RTX A.S.                                                        936     19,162
*   Santa Fe Group A.S.                                           1,591     13,414
    Schouw & Co. AB                                               1,954    147,545
    SimCorp A.S.                                                  3,746    191,981
    Solar A.S. Class B                                              683     36,894
    Spar Nord Bank A.S.                                           5,030     58,747
    Sydbank A.S.                                                  9,327    309,273
*   TDC A.S.                                                     95,840    504,990
*   TK Development A.S.                                           5,396      7,587
*   Topdanmark A.S.                                               8,232    216,655
    Tryg A.S.                                                     8,825    168,850
    United International Enterprises                                225     40,708
    Vestas Wind Systems A.S.                                      7,837    549,600
*   William Demant Holding A.S.                                  11,685    218,791
                                                                        ----------
TOTAL DENMARK                                                            8,106,427
                                                                        ----------
FINLAND -- (1.5%)
    Ahlstrom Oyj                                                  2,100     31,409
    Aktia Bank Oyj                                                1,256     14,443
    Amer Sports Oyj                                              17,511    463,972
    Aspo Oyj                                                      3,410     31,936
    Atria Oyj                                                     2,128     26,510
*   BasWare Oyj                                                     708     25,179
#   Bittium Oyj                                                   1,037      6,832
    Cargotec Oyj Class B                                          5,663    271,521
#   Caverion Corp.                                                8,485     68,056
    Citycon Oyj                                                  36,634     91,042
#   Comptel Oyj                                                   9,619     24,131
    Cramo Oyj                                                     4,246    105,860
    Elisa Oyj                                                    10,902    367,371
    F-Secure Oyj                                                  5,330     18,616
*   Finnair Oyj                                                   5,464     23,870
    Fiskars Oyj Abp                                               3,605     70,163
    Fortum Oyj                                                   22,041    351,658
    HKScan Oyj Class A                                            4,861     16,543
    Huhtamaki Oyj                                                13,829    507,716
    Kemira Oyj                                                   14,031    175,785
    Kesko Oyj Class A                                             1,108     51,450
    Kesko Oyj Class B                                             9,213    466,188
    Konecranes Oyj                                                5,858    230,217
    Lassila & Tikanoja Oyj                                        5,495    113,978

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
FINLAND -- (Continued)
    Metsa Board Oyj                                              27,753 $  189,575
    Metso Oyj                                                    14,590    448,540
#   Neste Oyj                                                    16,872    587,029
    Nokian Renkaat Oyj                                           12,243    459,277
    Oriola-KD Oyj Class B                                        14,358     67,907
*   Outokumpu Oyj                                                39,751    355,697
#*  Outotec Oyj                                                  18,535    105,423
    PKC Group Oyj                                                 3,663     92,664
    Ponsse Oy                                                     1,526     39,173
*   Poyry Oyj                                                       493      1,759
    Raisio Oyj Class V                                           14,942     56,140
    Ramirent Oyj                                                 11,763     87,688
    Revenio Group Oyj                                               343     10,898
    Sampo Oyj Class A                                            19,130    885,882
    Sanoma Oyj                                                   12,675    115,336
    Sponda Oyj                                                   20,215     91,882
    SRV Group Oyj                                                 3,102     17,596
#*  Stockmann Oyj Abp Class B                                     3,826     29,256
    Stora Enso Oyj Class R                                       78,532    891,195
    Technopolis Oyj                                              15,315     50,903
    Teleste Oyj                                                   1,197     11,580
    Tieto Oyj                                                     5,962    164,983
    Tikkurila Oyj                                                 4,464     91,085
    UPM-Kymmene Oyj                                              41,975    951,989
    Uponor Oyj                                                    5,194     93,706
    Vaisala Oyj Class A                                             855     31,749
    Valmet Oyj                                                   13,461    212,827
    YIT Oyj                                                      15,011    119,112
                                                                        ----------
TOTAL FINLAND                                                            9,815,297
                                                                        ----------
FRANCE -- (7.0%)
    ABC Arbitrage                                                 3,722     27,367
    Accor SA                                                      9,875    400,194
    Aeroports de Paris                                              963    106,862
    Air Liquide SA                                                7,728    834,343
    Airbus SE                                                     8,413    570,275
    Akka Technologies                                             2,194     89,135
    Albioma SA                                                    2,622     44,748
*   Alstom SA                                                    15,062    427,375
    Altamir                                                       1,823     26,078
    Alten SA                                                      3,037    226,158
    Altran Technologies SA                                       11,924    176,445
    April SA                                                      1,193     15,342
    Arkema SA                                                     9,935    981,198
    Assystem                                                        948     30,069
    Atos SE                                                       5,965    634,642
    Aubay                                                           751     22,156
    AXA SA                                                       47,127  1,158,252
    Axway Software SA                                               579     18,067
    Beneteau SA                                                   3,338     41,142
    BioMerieux                                                    1,713    270,996
    BNP Paribas SA                                               32,547  2,082,090
    Boiron SA                                                       692     64,013

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
FRANCE -- (Continued)
    Bonduelle SCA                                                 1,635 $   42,185
#   Bourbon Corp.                                                 3,477     41,789
    Bouygues SA                                                  16,236    589,950
    Bureau Veritas SA                                            14,905    291,893
    Burelle SA                                                       39     42,528
    Capgemini SA                                                  3,629    295,468
    Carrefour SA                                                 50,364  1,232,069
    Casino Guichard Perrachon SA                                  7,512    405,064
*   Cegedim SA                                                      334      9,370
*   Cegid Group SA                                                  726         --
#*  CGG SA                                                        2,038     20,492
    Chargeurs SA                                                  2,820     55,215
    Christian Dior SE                                             1,170    251,159
    Cie de Saint-Gobain                                          22,339  1,097,641
    Cie des Alpes                                                   975     20,380
    Cie Generale des Etablissements Michelin                     12,704  1,364,821
    Cie Plastic Omnium SA                                         6,824    231,515
    CNP Assurances                                               14,770    277,570
*   Coface SA                                                     5,464     35,315
    Credit Agricole SA                                           25,369    336,689
    Danone SA                                                    10,307    646,133
    Dassault Systemes SE                                          3,212    248,651
    Derichebourg SA                                              13,919     64,152
    Devoteam SA                                                     814     51,182
    Edenred                                                      15,782    344,088
    Eiffage SA                                                    6,303    453,121
#   Electricite de France SA                                     27,118    267,330
    Elior Group                                                  10,829    242,253
#   Elis SA                                                       1,391     24,906
    Engie SA                                                     47,415    567,677
*   Eramet                                                          319     18,353
    Essilor International SA                                      5,626    660,021
*   Esso SA Francaise                                               343     15,369
*   Etablissements Maurel et Prom                                16,911     77,466
    Euler Hermes Group                                            1,521    137,332
    Euronext NV                                                   3,774    166,969
    Eutelsat Communications SA                                   21,348    364,126
    Exel Industries Class A                                         266     22,832
    Faiveley Transport SA                                           228     24,657
    Faurecia                                                      9,487    412,206
    GL Events                                                       728     14,272
    Groupe Crit                                                     441     35,103
    Groupe Eurotunnel SE                                         28,477    264,900
*   Groupe Fnac SA(B7VQL46)                                       1,561    101,023
*   Groupe Fnac SA(BLRZL56)                                         904     58,913
*   Groupe Gorge                                                    802     19,481
    Groupe Open                                                     621     16,351
    Guerbet                                                         699     60,444
    Haulotte Group SA                                             1,255     20,395
    Hermes International                                            369    160,363
*   HiPay Group SA                                                  608      7,476
*   ID Logistics Group                                               28      4,308
    Iliad SA                                                        929    198,667

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
FRANCE -- (Continued)
    Imerys SA                                                      3,399 $  272,961
    Ingenico Group SA                                              6,059    510,933
    Interparfums SA                                                1,177     35,697
    Ipsen SA                                                       2,198    170,316
    IPSOS                                                          4,292    142,259
    Jacquet Metal Service                                          1,075     24,539
    JCDecaux SA                                                    3,553    113,741
#   Kering                                                         1,429    340,161
    Korian SA                                                      4,107    117,748
    L'Oreal SA                                                     3,058    555,996
    Lagardere SCA                                                 14,484    363,387
    Le Noble Age                                                     495     20,484
    Lectra                                                         1,033     20,042
    Legrand SA                                                     7,812    453,730
    Linedata Services                                                592     30,303
    LISI                                                           2,076     75,111
    LVMH Moet Hennessy Louis Vuitton SE                            5,903  1,189,591
    Maisons France Confort SA                                        251     13,564
    Manitou BF SA                                                  1,257     28,698
    Mersen SA                                                      1,444     35,419
#*  METabolic EXplorer SA                                          2,577      6,653
    Metropole Television SA                                        4,186     82,284
    MGI Coutier                                                    1,593     44,764
    Natixis SA                                                    34,057    201,807
*   Naturex                                                          655     61,011
    Neopost SA                                                     3,562    117,735
*   Nexans SA                                                      3,928    227,937
    Nexity SA                                                      3,971    195,042
*   NRJ Group                                                      1,371     15,348
#   Oeneo SA                                                       3,000     26,722
    Orange SA                                                    100,822  1,565,205
    Orpea                                                          3,849    313,611
*   Peugeot SA                                                    61,422  1,143,100
#*  Pierre & Vacances SA                                             700     31,792
    Plastivaloire                                                    169     24,429
    PSB Industries SA                                                175      9,947
    Publicis Groupe SA                                             7,115    488,793
#   Rallye SA                                                      3,863     85,802
    Rexel SA                                                      40,000    697,638
    Rothschild & Co.                                                 603     17,432
    Rubis SCA                                                      3,162    266,219
    Sartorius Stedim Biotech                                       1,124     68,015
    Savencia SA                                                      249     19,691
    SCOR SE                                                       15,588    527,559
    SEB SA                                                         2,743    344,949
    SES SA                                                        29,494    573,503
*   SES-imagotag SA                                                  567     17,287
*   SFR Group SA                                                   2,171     63,080
    Societe BIC SA                                                 1,541    201,488
    Societe Generale SA                                           24,377  1,191,731
#   Sodexo SA                                                      3,237    357,955
*   SOITEC                                                        33,193     63,103
#*  Solocal Group                                                  2,652      6,862

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------ -----------
FRANCE -- (Continued)
    Somfy SA                                                        112 $    48,256
    Sopra Steria Group                                            1,520     176,177
    SPIE SA                                                       1,528      34,654
*   Stallergenes Greer P.L.C.                                       337      11,863
*   Ste Industrielle d'Aviation Latecoere SA                      9,368      43,845
    Stef SA                                                         571      49,148
    STMicroelectronics NV(2430025)                                3,197      42,328
    STMicroelectronics NV(5962332)                               62,874     829,821
    Suez                                                         16,167     244,890
    Sword Group                                                     425      14,110
    Synergie SA                                                   1,688      69,732
    Tarkett SA                                                    2,711     105,099
    Technicolor SA                                               32,478     139,252
    Teleperformance                                               6,595     705,990
#   Television Francaise 1                                       10,513     115,819
    Tessi SA                                                        127      20,127
    TFF Group                                                        95      11,484
#   Thermador Groupe                                                245      21,911
    Total Gabon                                                      46       8,141
    Total SA                                                     63,967   3,236,421
    Total SA Sponsored ADR                                        1,812      91,627
    Trigano SA                                                    1,173     105,267
*   Ubisoft Entertainment SA                                     13,221     434,682
    Union Financiere de France BQE SA                               410      10,903
    Valeo SA                                                     10,611     648,540
#*  Vallourec SA                                                 41,653     296,045
#*  Valneva SE                                                    6,822      20,445
    Veolia Environnement SA                                       8,919     151,920
    Veolia Environnement SA ADR                                   1,130      19,267
    Vicat SA                                                      2,192     133,146
    Vilmorin & Cie SA                                               609      40,839
    Vinci SA                                                     11,223     786,693
*   Virbac SA                                                       446      82,290
    Vivendi SA                                                   35,756     655,624
*   Worldline SA                                                  2,855      76,998
#   Zodiac Aerospace                                             10,392     315,856
                                                                        -----------
TOTAL FRANCE                                                             44,030,964
                                                                        -----------
GERMANY -- (5.8%)
    Aareal Bank AG                                                9,021     349,990
    Adler Modemaerkte AG                                          1,392       7,251
#*  ADLER Real Estate AG                                          2,464      36,080
*   ADVA Optical Networking SE                                    3,274      27,438
*   AIXTRON SE                                                    9,653      35,664
    Allianz SE                                                   10,383   1,764,739
    Amadeus Fire AG                                                 412      32,484
    Aurubis AG                                                    4,321     254,588
    Axel Springer SE                                              5,493     289,537
    BASF SE                                                      38,498   3,716,356
    BayWa AG                                                      1,736      58,973
    Bechtle AG                                                    1,504     152,770
    Beiersdorf AG                                                 1,105      98,034
#   Bertrandt AG                                                    762      76,075

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
GERMANY -- (Continued)
    Bijou Brigitte AG                                                354 $   21,405
*   Bilfinger SE                                                   4,306    178,946
    Biotest AG                                                     1,074     20,405
    Borussia Dortmund GmbH & Co. KGaA                              6,614     38,102
    BRAAS Monier Building Group SA                                   449     12,248
    Brenntag AG                                                    8,075    469,781
    CANCOM SE                                                      1,491     70,005
    Carl Zeiss Meditec AG                                          2,104     78,659
    CENIT AG                                                         720     15,550
    CENTROTEC Sustainable AG                                       1,427     24,666
    Cewe Stiftung & Co. KGAA                                         784     63,909
#   Clere AG                                                         864     15,278
    Comdirect Bank AG                                              2,126     22,353
    Commerzbank AG                                                77,907    677,607
    CompuGroup Medical SE                                          2,164     85,136
    Continental AG                                                 2,377    465,330
    CropEnergies AG                                                3,497     23,364
    CTS Eventim AG & Co. KGaA                                      3,900    135,613
#   Delticom AG                                                      534      9,814
*   Deutsche Bank AG(D18190898)                                   26,499    527,595
*   Deutsche Bank AG(5750355)                                     17,464    348,773
    Deutsche Beteiligungs AG                                       1,386     49,885
*   Deutsche Boerse AG                                             4,264    393,454
    Deutsche EuroShop AG                                           3,701    153,845
    Deutsche Telekom AG                                          169,524  2,967,856
    Deutsche Wohnen AG                                            12,009    391,700
*   Dialog Semiconductor P.L.C.                                    9,445    439,495
    DIC Asset AG                                                   5,386     53,285
    DMG Mori AG                                                    4,388    212,121
    Dr Hoenle AG                                                     513     16,072
    Draegerwerk AG & Co. KGaA                                        215     15,213
#   Drillisch AG                                                   3,488    161,787
    Duerr AG                                                       3,309    287,062
    E.ON SE                                                      123,956    954,843
    Eckert & Ziegler AG                                              144      3,964
    Elmos Semiconductor AG                                         1,399     21,907
#   ElringKlinger AG                                               4,461     79,170
*   Euromicron AG                                                    463      3,161
    Evonik Industries AG                                           3,168    102,839
*   Evotec AG                                                      4,707     35,924
    Fielmann AG                                                    1,780    124,432
    Fraport AG Frankfurt Airport Services Worldwide                3,984    238,423
    Freenet AG                                                    12,021    361,404
    Fresenius Medical Care AG & Co. KGaA                           5,967    487,055
    Fuchs Petrolub SE                                              1,860     78,524
    GEA Group AG                                                   4,782    198,152
    Gerresheimer AG                                                3,788    308,828
    Gerry Weber International AG                                   1,999     23,307
    Gesco AG                                                         900     22,225
    GFK SE                                                         1,682     79,065
    GFT Technologies SE                                            1,156     24,250
    Grammer AG                                                     2,325    131,300
*   H&R GmbH & Co. KGaA                                            3,048     50,997
    Hamburger Hafen und Logistik AG                                2,912     59,359

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
GERMANY -- (Continued)
    Hannover Rueck SE                                             2,043 $225,035
    HeidelbergCement AG                                           5,718  552,382
#*  Heidelberger Druckmaschinen AG                               32,271   84,659
    Hella KGaA Hueck & Co.                                        3,457  141,299
    Henkel AG & Co. KGaA                                          1,236  130,425
*   Highlight Communications AG                                   1,578    9,347
    Hochtief AG                                                   2,360  336,420
*   HolidayCheck Group AG                                         2,016    5,534
    Hornbach Baumarkt AG                                            657   20,299
    Hugo Boss AG                                                  5,453  350,343
    Indus Holding AG                                              2,330  133,111
    Infineon Technologies AG                                     28,049  516,138
    Isra Vision AG                                                  295   35,735
    Jenoptik AG                                                   5,116   98,137
#   K+S AG                                                       24,770  629,239
    KION Group AG                                                 4,716  287,412
*   Kloeckner & Co. SE                                           15,471  202,023
*   Koenig & Bauer AG                                             1,220   65,030
*   Kontron AG                                                    4,757   14,950
#   Krones AG                                                     1,591  162,634
    KWS Saat SE                                                     192   60,224
    Lanxess AG                                                   13,512  983,285
    LEG Immobilien AG                                             4,777  375,736
    Leifheit AG                                                     196   12,799
    Leoni AG                                                      3,806  152,860
    Linde AG                                                      4,135  672,451
#*  LPKF Laser & Electronics AG                                   1,349   10,391
#*  Manz AG                                                         224    9,447
    Metro AG                                                     16,090  550,612
    MLP AG                                                        3,837   19,822
    MTU Aero Engines AG                                           3,409  408,359
    Muenchener Rueckversicherungs-Gesellschaft AG                 3,517  662,273
    Nemetschek SE                                                 1,564   80,058
#*  Nordex SE                                                     4,366   92,263
    Norma Group SE                                                3,572  159,419
    OHB SE                                                          906   18,635
    Osram Licht AG                                                8,554  496,565
*   Patrizia Immobilien AG                                        7,066  113,701
    Pfeiffer Vacuum Technology AG                                 1,197  130,196
    PNE Wind AG                                                   5,986   13,945
    ProSiebenSat.1 Media SE                                      12,624  537,042
    Puma SE                                                         253   77,050
    QIAGEN NV(BYXS699)                                           17,187  500,160
    QIAGEN NV(N72482123)                                            507   14,679
#   QSC AG                                                       19,099   37,364
#   R Stahl AG                                                      573   17,967
    Rational AG                                                     223  101,255
#   RIB Software AG                                               3,603   46,066
    RTL Group SA                                                  1,234   94,274
*   RWE AG                                                       68,490  911,947
#   S&T AG                                                        2,382   21,923
    SAF-Holland SA                                                6,565   99,852
    Salzgitter AG                                                 5,726  219,753

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
GERMANY -- (Continued)
    SAP SE                                                         6,645 $   607,686
    SAP SE Sponsored ADR                                             555      50,788
#   Schaltbau Holding AG                                             890      31,826
*   SGL Carbon SE                                                  4,257      37,084
    SHW AG                                                           419      13,873
    Siemens AG                                                    10,343   1,337,954
#   SMA Solar Technology AG                                        1,104      28,438
    Softing AG                                                       978      13,045
    Software AG                                                    4,553     164,243
*   Solarworld AG                                                     19          84
*   Stabilus SA                                                      784      47,398
    Stada Arzneimittel AG                                          8,881     457,435
#   Stroeer SE & Co. KGaA                                          1,993      98,184
    Suedzucker AG                                                  9,880     261,381
*   Suess MicroTec AG                                              1,897      15,665
    Surteco SE                                                       767      19,563
    Symrise AG                                                     6,150     370,306
    TAG Immobilien AG                                             10,986     148,530
    Takkt AG                                                       3,803      85,014
*   Talanx AG                                                      5,690     195,847
    Technotrans AG                                                   778      20,622
    Telefonica Deutschland Holding AG                             23,268      97,334
    ThyssenKrupp AG                                               12,489     316,382
    TLG Immobilien AG                                              3,611      68,627
*   Tom Tailor Holding AG                                          1,823      10,842
*   Uniper SE                                                     17,990     256,286
    United Internet AG                                             7,177     300,764
    VERBIO Vereinigte BioEnergie AG                                1,175      13,337
    Vonovia SE                                                     9,478     310,527
#*  Vossloh AG                                                     1,477      95,146
#   VTG AG                                                         1,400      46,583
    Wacker Chemie AG                                               2,376     287,159
    Wacker Neuson SE                                               3,055      50,187
    Washtec AG                                                     1,577      89,111
#   Wirecard AG                                                    2,826     137,209
    XING AG                                                          257      50,332
*   Zalando SE                                                       948      37,492
                                                                         -----------
TOTAL GERMANY                                                             36,610,231
                                                                         -----------
HONG KONG -- (2.6%)
    Agritrade Resources, Ltd.                                     75,000      13,858
    AIA Group, Ltd.                                              232,600   1,440,108
    Alco Holdings, Ltd.                                           14,000       4,130
    Allied Properties HK, Ltd.                                   114,000      25,531
    APT Satellite Holdings, Ltd.                                  40,750      20,470
*   Asia Satellite Telecommunications Holdings, Ltd.               3,000       3,768
    Asia Standard International Group, Ltd.                       66,000      13,658
    ASM Pacific Technology, Ltd.                                  20,500     249,244
#   Bank of East Asia, Ltd. (The)                                 62,206     264,964
    BOC Hong Kong Holdings, Ltd.                                 172,500     689,635
    Bonjour Holdings, Ltd.                                       234,000      10,967
    Bright Smart Securities & Commodities Group, Ltd.            132,000      45,193
#*  Brightoil Petroleum Holdings, Ltd.                           244,000      75,222

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES   VALUE++
                                                                 --------- --------
HONG KONG -- (Continued)
*   Burwill Holdings, Ltd.                                         460,000 $ 11,644
    Cafe de Coral Holdings, Ltd.                                    20,000   66,331
#   Cathay Pacific Airways, Ltd.                                   207,000  280,358
    Cheung Kong Infrastructure Holdings, Ltd.                       13,000  104,542
    Cheung Kong Property Holdings, Ltd.                             45,308  297,804
    Chevalier International Holdings, Ltd.                           4,000    6,215
*   China Energy Development Holdings, Ltd.                        412,000    4,590
#   Chinese Estates Holdings, Ltd.                                  22,500   35,350
    Chow Sang Sang Holdings International, Ltd.                     37,000   70,614
#   Chow Tai Fook Jewellery Group, Ltd.                             58,400   49,652
    Chuang's Consortium International, Ltd.                        140,000   26,431
    CITIC Telecom International Holdings, Ltd.                     148,000   48,288
    CK Hutchison Holdings, Ltd.                                     73,308  878,610
    CK Life Sciences International Holdings, Inc.                  244,000   21,258
    CLP Holdings, Ltd.                                              23,000  224,493
    Convenience Retail Asia, Ltd.                                   54,000   25,793
*   Convoy Global Holdings, Ltd.                                   576,000   16,251
    CSI Properties, Ltd.                                           390,000   16,784
    CW Group Holdings, Ltd.                                         37,500    7,434
    Dah Sing Banking Group, Ltd.                                    50,928   99,315
#   Dah Sing Financial Holdings, Ltd.                               21,320  164,625
    Emperor Capital Group, Ltd.                                    366,000   33,341
*   Emperor Watch & Jewellery, Ltd.                                520,000   19,026
#*  Esprit Holdings, Ltd.                                          174,900  136,512
#   Fairwood Holdings, Ltd.                                          5,500   20,516
    Far East Consortium International, Ltd.                        160,634   69,604
    FIH Mobile, Ltd.                                               227,000   72,937
    First Pacific Co., Ltd.                                        218,000  165,292
#   First Shanghai Investments, Ltd.                               128,000   19,287
*   Freeman FinTech Corp., Ltd.                                    360,000   22,175
    Future Bright Holdings, Ltd.                                    48,000    4,844
    G-Resources Group, Ltd.                                      2,631,600   46,898
#*  GCL New Energy Holdings, Ltd.                                  480,000   24,634
    Get Nice Financial Group, Ltd.                                  13,500    1,630
    Get Nice Holdings, Ltd.                                        540,000   18,753
    Giordano International, Ltd.                                   216,000  116,977
*   Global Brands Group Holding, Ltd.                              740,000   92,985
    Great Eagle Holdings, Ltd.                                       5,000   22,742
#   Guotai Junan International Holdings, Ltd.                      200,000   65,538
    Haitong International Securities Group, Ltd.                   170,149   95,088
    Hang Lung Group, Ltd.                                           79,000  302,975
    Hang Lung Properties, Ltd.                                      98,000  241,185
    Hang Seng Bank, Ltd.                                            17,500  356,702
    Hanison Construction Holdings, Ltd.                             26,565    4,733
    Henderson Land Development Co., Ltd.                            40,700  224,661
#   HK Electric Investments & HK Electric Investments, Ltd.         34,000   28,380
    HKBN, Ltd.                                                       9,500   11,565
*   HKR International, Ltd.                                         72,800   36,570
    HKT Trust & HKT, Ltd.                                          118,000  165,140
    Hong Kong & China Gas Co., Ltd.                                100,361  188,960
#   Hong Kong Aircraft Engineering Co., Ltd.                         3,200   22,026
#   Hong Kong Exchanges and Clearing, Ltd.                          18,345  443,708
    Hong Kong Ferry Holdings Co., Ltd.                              10,000   11,452

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES   VALUE++
                                                                 --------- --------
HONG KONG -- (Continued)
*   Hong Kong Television Network, Ltd.                             112,000 $ 19,273
    Hongkong & Shanghai Hotels, Ltd. (The)                          49,500   55,043
    Hongkong Chinese, Ltd.                                         136,000   25,274
    Hopewell Holdings, Ltd.                                         52,500  187,457
#*  Hsin Chong Group Holdings, Ltd.                                202,000    9,597
    Hutchison Telecommunications Hong Kong Holdings, Ltd.          190,000   61,586
    Hysan Development Co., Ltd.                                     31,000  141,281
*   Imagi International Holdings, Ltd.                             252,000    3,331
*   International Standard Resources Holdings, Ltd.                600,000    3,242
    IT, Ltd.                                                        56,000   23,050
    ITC Corp., Ltd.                                                190,000   13,713
    ITC Properties Group, Ltd.                                      34,200   14,105
    Johnson Electric Holdings, Ltd.                                 43,375  115,413
    Kerry Logistics Network, Ltd.                                   65,500   84,491
    Kerry Properties, Ltd.                                          64,000  181,110
    Kingston Financial Group, Ltd.                                 158,000   69,725
    Kowloon Development Co., Ltd.                                   46,000   43,231
    L'Occitane International SA                                     31,500   62,066
    Lai Sun Development Co., Ltd.                                2,876,000   61,994
    Li & Fung, Ltd.                                                850,000  368,589
    Lifestyle International Holdings, Ltd.                          46,500   59,624
    Lippo China Resources, Ltd.                                    210,000    6,374
    Liu Chong Hing Investment, Ltd.                                 26,000   35,988
    Luk Fook Holdings International, Ltd.                           41,000  120,468
    Magnificent Hotel Investment, Ltd.                             102,000    2,369
    Man Wah Holdings, Ltd.                                         140,800   90,053
#*  Mason Financial Holdings, Ltd.                                 380,000    7,053
*   Midland Holdings, Ltd.                                          64,000   16,190
*   Midland IC&I, Ltd.                                             320,000    2,220
    Miramar Hotel & Investment                                      18,000   38,033
#*  Mongolian Mining Corp.                                          90,000    3,404
    MTR Corp., Ltd.                                                 41,561  211,136
    New World Development Co., Ltd.                                436,635  503,787
#   Newocean Energy Holdings, Ltd.                                 120,000   32,515
    NWS Holdings, Ltd.                                              65,675  118,015
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.         320,000   28,458
    Orient Overseas International, Ltd.                             27,000  139,942
#*  Pacific Basin Shipping, Ltd.                                   302,000   56,710
#   Pacific Textiles Holdings, Ltd.                                 60,000   66,265
    PCCW, Ltd.                                                     385,000  233,681
    Pico Far East Holdings, Ltd.                                   112,000   37,450
    Playmates Holdings, Ltd.                                        14,000   19,241
    Playmates Toys, Ltd.                                            96,000   18,119
    Polytec Asset Holdings, Ltd.                                   160,000   10,135
    Power Assets Holdings, Ltd.                                     31,500  301,829
    Prada SpA                                                       15,500   64,222
    Regal Hotels International Holdings, Ltd.                       30,000   16,484
    SA SA International Holdings, Ltd.                              71,866   28,635
    Samsonite International SA                                      75,300  236,483
    SAS Dragon Holdings, Ltd.                                       64,000   12,820
#   SEA Holdings, Ltd.                                              18,000   42,830
*   SEEC Media Group, Ltd.                                       1,360,000   19,975
    Shangri-La Asia, Ltd.                                          162,000  180,191

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
HONG KONG -- (Continued)
#   Shenwan Hongyuan HK, Ltd.                                       67,500 $    29,760
    Shun Ho Property Investments, Ltd.                               1,683         609
*   Shun Tak Holdings, Ltd.                                        148,000      51,148
*   Singamas Container Holdings, Ltd.                              136,000      15,376
    Sino Land Co., Ltd.                                            109,931     181,644
    Sitoy Group Holdings, Ltd.                                      46,000      11,719
#*  Skyway Securities Group, Ltd.                                  500,000      12,190
    SmarTone Telecommunications Holdings, Ltd.                      66,500      91,614
*   SOCAM Development, Ltd.                                         24,000       8,724
    Soundwill Holdings, Ltd.                                         6,000      11,044
    Stella International Holdings, Ltd.                             40,000      60,892
    Sun Hung Kai & Co., Ltd.                                        59,000      38,498
    Sun Hung Kai Properties, Ltd.                                   34,196     470,573
    Swire Pacific, Ltd. Class A                                     25,500     259,792
    Swire Pacific, Ltd. Class B                                     27,500      48,418
    Swire Properties, Ltd.                                          18,400      51,773
    Techtronic Industries Co., Ltd.                                 67,500     233,456
    Television Broadcasts, Ltd.                                     38,200     146,531
#   Texwinca Holdings, Ltd.                                         84,000      53,822
    Tradelink Electronic Commerce, Ltd.                            100,000      20,309
    Transport International Holdings, Ltd.                          27,200      79,779
#*  Trinity, Ltd.                                                   32,000       2,427
*   TSC Group Holdings, Ltd.                                        51,000       7,586
    Tsui Wah Holdings, Ltd.                                         56,000       9,324
*   United Laboratories International Holdings, Ltd. (The)          58,000      36,100
    Value Partners Group, Ltd.                                      94,000      80,699
    Varitronix International, Ltd.                                  38,000      17,056
    Victory City International Holdings, Ltd.                      166,662       6,096
    Vitasoy International Holdings, Ltd.                            68,000     132,005
#   VST Holdings, Ltd.                                              70,000      24,531
    VTech Holdings, Ltd.                                            10,900     135,300
    Wang On Group, Ltd.                                            880,000       7,688
    WH Group, Ltd.                                                 468,500     355,845
    Wharf Holdings, Ltd. (The)                                      40,000     299,931
    Wheelock & Co., Ltd.                                            47,000     285,662
    Win Hanverky Holdings, Ltd.                                    108,000      17,606
    Xinyi Glass Holdings, Ltd.                                     216,000     194,284
    Yue Yuen Industrial Holdings, Ltd.                              82,000     299,767
    Yugang International, Ltd.                                     898,000      17,413
                                                                           -----------
TOTAL HONG KONG                                                             16,511,227
                                                                           -----------
IRELAND -- (0.6%)
*   Bank of Ireland                                              1,891,345     508,124
    CRH P.L.C.                                                       3,476     120,567
    CRH P.L.C. Sponsored ADR                                        42,454   1,465,512
    Datalex P.L.C.                                                   7,778      28,547
*   FBD Holdings P.L.C.                                              1,219      10,475
    Glanbia P.L.C.                                                  14,034     237,027
    IFG Group P.L.C.                                                 4,791       8,999
*   Independent News & Media P.L.C.                                 56,438       7,315
    Irish Continental Group P.L.C.                                  13,906      70,820
    Kerry Group P.L.C. Class A                                       4,087     287,371
    Kingspan Group P.L.C.                                           21,235     618,802

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
IRELAND -- (Continued)
    Smurfit Kappa Group P.L.C.                                   22,182 $  584,674
                                                                        ----------
TOTAL IRELAND                                                            3,948,233
                                                                        ----------
ISRAEL -- (0.5%)
*   ADO Group, Ltd.                                               1,844     21,223
#*  Africa Israel Investments, Ltd.                              13,388      2,012
*   Africa Israel Properties, Ltd.                                  766     14,141
*   Airport City, Ltd.                                            5,049     54,179
*   Allot Communications, Ltd.                                    2,708     13,317
    Alrov Properties and Lodgings, Ltd.                             511     11,625
    Amot Investments, Ltd.                                       13,239     55,859
    Avgol Industries 1953, Ltd.                                  10,837     13,172
    Azrieli Group, Ltd.                                           2,261    103,203
    Bank Hapoalim BM                                             50,843    307,202
*   Bank Leumi Le-Israel BM                                      57,913    239,534
    Bayside Land Corp.                                               42     15,473
    Bezeq The Israeli Telecommunication Corp., Ltd.              65,094    113,715
    Big Shopping Centers, Ltd.                                      224     15,042
    Blue Square Real Estate, Ltd.                                   266     10,548
    Brack Capital Properties NV                                     173     14,770
*   Cellcom Israel, Ltd.                                          3,337     34,972
*   Ceragon Networks, Ltd.                                          170        625
*   Clal Biotechnology Industries, Ltd.                           6,520      4,703
*   Clal Insurance Enterprises Holdings, Ltd.                     1,499     20,846
*   Compugen, Ltd.                                                2,798     13,422
    Delek Automotive Systems, Ltd.                                4,902     45,037
    Delek Group, Ltd.                                               184     39,729
    Delta-Galil Industries, Ltd.                                  1,086     34,597
    Direct Insurance Financial Investments, Ltd.                  2,037     17,924
    El Al Israel Airlines                                        29,444     19,201
    Electra, Ltd.                                                   214     38,878
*   Equital, Ltd.                                                   561     10,433
*   Evogene, Ltd.                                                 2,044     10,204
    First International Bank Of Israel, Ltd.                      6,249     94,009
    Formula Systems 1985, Ltd.                                    1,209     47,036
    Fox Wizel, Ltd.                                                 845     13,358
    Frutarom Industries, Ltd.                                     2,640    139,485
*   Gilat Satellite Networks, Ltd.                                5,775     32,893
    Harel Insurance Investments & Financial Services, Ltd.       13,869     69,592
    IDI Insurance Co., Ltd.                                         315     15,518
    Israel Chemicals, Ltd.                                       32,912    151,262
*   Israel Discount Bank, Ltd. Class A                           87,778    182,473
*   Jerusalem Oil Exploration                                     1,238     53,981
*   Kamada, Ltd.                                                  2,567     15,940
    Matrix IT, Ltd.                                               3,922     31,563
*   Mazor Robotics, Ltd. Sponsored ADR                              667     15,354
    Melisron, Ltd.                                                1,228     56,262
*   Menora Mivtachim Holdings, Ltd.                               2,952     27,350
*   Migdal Insurance & Financial Holding, Ltd.                   30,414     27,087
    Mivtach Shamir Holdings, Ltd.                                   361      7,499
    Mizrahi Tefahot Bank, Ltd.                                   16,115    248,217
*   Naphtha Israel Petroleum Corp., Ltd.                          3,347     22,336
    Neto ME Holdings, Ltd.                                          132     10,317

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
ISRAEL -- (Continued)
    Nice, Ltd.                                                       579 $   40,517
    Nice, Ltd. Sponsored ADR                                       1,166     81,830
*   Nova Measuring Instruments, Ltd.                               2,172     32,294
    Oil Refineries, Ltd.                                         135,456     47,673
*   Partner Communications Co., Ltd.                               9,429     55,281
*   Partner Communications Co., Ltd. ADR                           1,321      7,622
    Paz Oil Co., Ltd.                                                646    100,026
*   Phoenix Holdings, Ltd. (The)                                   2,580      9,471
    Plasson Industries, Ltd.                                         286      9,108
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.             443     18,010
    Sapiens International Corp. NV                                 1,873     25,021
    Shikun & Binui, Ltd.                                          29,617     61,331
    Shufersal, Ltd.                                               12,525     48,038
    Strauss Group, Ltd.                                            4,175     67,190
*   Summit Real Estate Holdings, Ltd.                              2,822     14,989
*   Tower Semiconductor, Ltd.(M87915274)                           1,998     42,378
*   Tower Semiconductor, Ltd.(6320605)                             5,566    119,388
                                                                         ----------
TOTAL ISRAEL                                                              3,337,285
                                                                         ----------
ITALY -- (2.3%)
    A2A SpA                                                      130,734    174,616
    ACEA SpA                                                       4,499     55,087
    Amplifon SpA                                                   7,765     78,841
    Anima Holding SpA                                             25,027    149,237
    Ansaldo STS SpA                                                8,379    105,795
*   Arnoldo Mondadori Editore SpA                                 26,239     38,205
    Ascopiave SpA                                                  4,239     12,466
    Assicurazioni Generali SpA                                    66,756  1,065,231
#   Astaldi SpA                                                    7,476     48,724
    Atlantia SpA                                                  20,349    463,739
    Autogrill SpA                                                 11,310     99,464
    Azimut Holding SpA                                             8,978    161,552
#*  Banca Carige SpA                                               6,000      2,430
    Banca Generali SpA                                             5,023    128,130
    Banca IFIS SpA                                                 2,911     78,951
    Banca Mediolanum SpA                                          32,329    248,009
#*  Banca Monte dei Paschi di Siena SpA                              616      9,629
#*  Banca Popolare dell'Etruria e del Lazio SC                    25,725         --
    Banca Popolare di Sondrio SCPA                                40,554    143,804
    Banco BPM SpA                                                159,808    453,708
    Banco di Desio e della Brianza SpA                             2,839      6,857
    BasicNet SpA                                                   5,935     20,740
    Biesse SpA                                                     1,697     35,014
    BPER Banca                                                    51,583    293,355
    Brembo SpA                                                     2,701    173,059
    Brunello Cucinelli SpA                                         1,676     37,943
    Buzzi Unicem SpA                                               8,557    210,997
#   Cairo Communication SpA                                          574      2,219
    Cementir Holding SpA                                           7,248     31,038
    Cerved Information Solutions SpA                               9,871     80,784
    CIR-Compagnie Industriali Riunite SpA                         43,582     50,548
    Credito Emiliano SpA                                          11,252     73,126
    Credito Valtellinese SC                                      125,243     65,719

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
ITALY -- (Continued)
    d'Amico International Shipping SA                             18,243 $    4,825
    Danieli & C Officine Meccaniche SpA                            1,892     40,593
    Datalogic SpA                                                  1,853     38,078
    De' Longhi SpA                                                 5,242    130,914
    DeA Capital SpA                                               12,414     16,309
    DiaSorin SpA                                                   1,826    109,025
#*  Ei Towers SpA                                                  2,544    140,782
    El.En. SpA                                                     2,288     55,610
    Enel SpA                                                     103,391    432,239
    Eni SpA                                                       58,318    896,687
    Eni SpA Sponsored ADR                                          3,109     96,099
    ERG SpA                                                        6,352     70,537
    Esprinet SpA                                                   4,821     35,727
    Falck Renewables SpA                                          15,891     16,190
    Ferrari NV                                                     5,231    326,089
*   Fiat Chrysler Automobiles NV                                  95,249  1,042,925
*   Fincantieri SpA                                               26,991     16,040
    FinecoBank Banca Fineco SpA                                   19,351    115,272
    FNM SpA                                                       35,502     19,691
#   Geox SpA                                                      10,145     21,890
*   Gruppo Editoriale L'Espresso SpA                              13,362     11,363
    Gruppo MutuiOnline SpA                                         1,329     12,865
    Hera SpA                                                      55,120    128,703
    IMMSI SpA                                                     14,941      5,978
    Industria Macchine Automatiche SpA                             1,586    105,124
    Infrastrutture Wireless Italiane SpA                           6,051     28,676
*   Intek Group SpA                                               25,413      5,943
    Interpump Group SpA                                            6,321    118,798
    Intesa Sanpaolo SpA                                          300,089    704,867
    Iren SpA                                                      39,880     64,863
*   Italgas SpA                                                   10,239     38,907
    Italmobiliare SpA                                                631     31,202
*   Juventus Football Club SpA                                    81,554     27,420
    La Doria SpA                                                   1,769     15,956
    Luxottica Group SpA                                            4,181    224,489
    Luxottica Group SpA Sponsored ADR                                763     40,866
    Maire Tecnimont SpA                                            5,901     16,625
    MARR SpA                                                       2,612     50,762
    Mediaset SpA                                                  75,786    324,688
    Mediobanca SpA                                                52,905    455,514
    Moncler SpA                                                   12,768    245,376
    OVS SpA                                                        7,201     40,203
    Parmalat SpA                                                  24,905     80,390
#   Piaggio & C SpA                                               32,168     53,507
#   Prima Industrie SpA                                              595     10,635
    Prysmian SpA                                                  16,895    439,489
    Recordati SpA                                                  7,525    214,283
    Reply SpA                                                        437     56,082
*   Safilo Group SpA                                               3,432     25,460
*   Saipem SpA                                                   467,263    239,930
    Salini Impregilo SpA                                          35,532    110,931
#   Salvatore Ferragamo SpA                                        4,824    127,600
    Saras SpA                                                     63,182     97,871

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
ITALY -- (Continued)
    SAVE SpA                                                         709 $    14,346
    Snam SpA                                                      51,195     194,854
    Societa Cattolica di Assicurazioni SCRL                       17,048     106,667
    Societa Iniziative Autostradali e Servizi SpA                 10,349      84,229
*   Sogefi SpA                                                     7,836      18,685
    SOL SpA                                                        2,335      21,047
    Tamburi Investment Partners SpA                                2,892      12,123
#   Tenaris SA                                                    11,665     204,335
    Tenaris SA ADR                                                   440      15,418
    Terna Rete Elettrica Nazionale SpA                            76,180     334,112
#*  Tiscali SpA                                                  259,219      13,652
#   Tod's SpA                                                      1,161      83,854
#*  Trevi Finanziaria Industriale SpA                              7,195       7,865
    UniCredit SpA                                                 16,700     455,866
    Unione di Banche Italiane SpA                                 96,712     337,282
    Unipol Gruppo Finanziario SpA                                 49,535     183,189
#*  Yoox Net-A-Porter Group SpA                                    3,481      87,320
    Zignago Vetro SpA                                              1,654      10,159
                                                                         -----------
TOTAL ITALY                                                               14,564,908
                                                                         -----------
JAPAN -- (22.0%)
    77 Bank, Ltd. (The)                                           45,000     208,769
    ABC-Mart, Inc.                                                   600      34,931
    Achilles Corp.                                                 2,100      31,114
*   Acom Co., Ltd.                                                 3,200      13,764
    Adastria Co., Ltd.                                             3,180      85,337
    ADEKA Corp.                                                   11,200     163,118
    Advan Co., Ltd.                                                2,000      19,472
    Advantest Corp.                                               10,500     195,914
    Aeon Co., Ltd.                                                51,566     745,268
    Aeon Delight Co., Ltd.                                         2,600      74,690
    Aeon Fantasy Co., Ltd.                                         1,100      30,282
    AEON Financial Service Co., Ltd.                               9,100     162,914
    Aeon Mall Co., Ltd.                                            6,100      88,408
    Agro-Kanesho Co., Ltd.                                           300       3,321
    Ahresty Corp.                                                  2,700      28,498
#   Ai Holdings Corp.                                              2,200      42,329
    Aica Kogyo Co., Ltd.                                           3,100      80,853
    Aichi Bank, Ltd. (The)                                         1,300      75,173
    Aichi Corp.                                                    2,000      15,094
    Aichi Steel Corp.                                              1,100      48,147
    Aida Engineering, Ltd.                                         5,900      58,107
    Ain Holdings, Inc.                                             1,500     109,955
    Aiphone Co., Ltd.                                                700      11,844
    Air Water, Inc.                                               17,800     329,580
    Airport Facilities Co., Ltd.                                   2,000      10,647
    Aisan Industry Co., Ltd.                                       4,000      33,588
    Aisin Seiki Co., Ltd.                                         13,618     622,947
    Aizawa Securities Co., Ltd.                                    5,100      29,305
    Ajinomoto Co., Inc.                                            8,100     159,874
#*  Akebono Brake Industry Co., Ltd.                              12,600      33,784
    Akita Bank, Ltd. (The)                                        19,000      59,795
    Alconix Corp.                                                  1,800      28,445

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Alfresa Holdings Corp.                                        6,800 $111,931
    Alinco, Inc.                                                  1,300   12,111
#   Alpen Co., Ltd.                                               1,800   32,124
    Alpine Electronics, Inc.                                      6,600   96,378
    Alps Electric Co., Ltd.                                      10,200  271,685
    Alps Logistics Co., Ltd.                                      1,800   11,387
    Amada Holdings Co., Ltd.                                     21,400  251,529
    Amano Corp.                                                   4,700   89,986
    Amiyaki Tei Co., Ltd.                                           600   21,001
    Amuse, Inc.                                                     600    9,565
    ANA Holdings, Inc.                                           17,000   50,495
    Anest Iwata Corp.                                             2,400   23,387
#   Anicom Holdings, Inc.                                         1,200   24,472
    Anritsu Corp.                                                13,500   93,188
#   AOI TYO Holdings, Inc.                                        2,466   18,477
    AOKI Holdings, Inc.                                           5,800   73,033
    Aomori Bank, Ltd. (The)                                      24,000   79,083
    Aoyama Trading Co., Ltd.                                      5,000  176,229
    Aozora Bank, Ltd.                                            33,000  120,185
    Arakawa Chemical Industries, Ltd.                             1,700   28,188
    Arata Corp.                                                   1,000   24,319
    Arcland Sakamoto Co., Ltd.                                    2,400   29,388
    Arcs Co., Ltd.                                                3,600   81,113
    Ariake Japan Co., Ltd.                                          400   21,203
    Arisawa Manufacturing Co., Ltd.                               3,400   20,484
    Artnature, Inc.                                               3,000   20,058
    As One Corp.                                                    800   36,788
    Asahi Co., Ltd.                                               1,700   19,969
    Asahi Diamond Industrial Co., Ltd.                            4,400   32,936
    Asahi Glass Co., Ltd.                                        64,000  475,496
    Asahi Holdings, Inc.                                          3,000   59,516
    Asahi Intecc Co., Ltd.                                        3,200  130,230
    Asahi Kasei Corp.                                            79,000  736,798
    Asahi Kogyosha Co., Ltd.                                        600   15,712
    Asahi Yukizai Corp.                                           8,000   16,792
    Asanuma Corp.                                                11,000   34,537
    Asatsu-DK, Inc.                                               4,100  108,520
    Ashimori Industry Co., Ltd.                                  11,000   15,702
#   Asia Pile Holdings Corp.                                      6,300   32,094
#   Asics Corp.                                                   7,400  144,150
    ASKUL Corp.                                                   1,600   52,003
    Asunaro Aoki Construction Co., Ltd.                           2,200   15,281
    Atsugi Co., Ltd.                                             26,000   28,761
    Autobacs Seven Co., Ltd.                                      5,800   89,768
    Avex Group Holdings, Inc.                                     4,000   60,120
    Awa Bank, Ltd. (The)                                         25,000  155,859
    Axell Corp.                                                   1,700   12,620
    Axial Retailing, Inc.                                         2,100   82,532
    Azbil Corp.                                                   6,700  202,005
    Bandai Namco Holdings, Inc.                                   8,200  225,834
    Bando Chemical Industries, Ltd.                               6,000   53,684
    Bank of Iwate, Ltd. (The)                                     2,000   80,027
#   Bank of Kochi, Ltd. (The)                                     3,000    3,577

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Bank of Kyoto, Ltd. (The)                                    35,000 $273,611
#   Bank of Nagoya, Ltd. (The)                                    1,899   68,574
    Bank of Okinawa, Ltd. (The)                                   2,880  103,527
    Bank of Saga, Ltd. (The)                                     23,000   58,847
    Bank of the Ryukyus, Ltd.                                     3,900   52,142
    Belc Co., Ltd.                                                1,100   40,536
    Belluna Co., Ltd.                                             4,800   32,899
    Benefit One, Inc.                                             1,700   43,231
    Benesse Holdings, Inc.                                        4,700  136,797
    Bic Camera, Inc.                                              7,900   73,788
    BML, Inc.                                                     3,100   74,814
    Bookoff Corp.                                                 3,100   22,389
    Broadleaf Co., Ltd.                                           5,200   32,333
    Bunka Shutter Co., Ltd.                                       5,600   45,191
    C Uyemura & Co., Ltd.                                           300   13,643
    CAC Holdings Corp.                                            3,200   26,798
#   Calbee, Inc.                                                  2,600   84,638
    Calsonic Kansei Corp.                                        18,000  286,156
    Canon Electronics, Inc.                                       1,700   26,046
    Canon Marketing Japan, Inc.                                   5,000   95,434
    Canon, Inc.                                                  29,900  884,633
    Capcom Co., Ltd.                                              3,300   70,040
    Carlit Holdings Co., Ltd.                                     4,800   23,760
#   Casio Computer Co., Ltd.                                     21,800  301,212
    Cawachi, Ltd.                                                 1,400   36,024
    Central Glass Co., Ltd.                                      22,000  105,418
    Central Japan Railway Co.                                     1,800  290,855
    Central Sports Co., Ltd.                                        700   18,334
    Chiba Bank, Ltd. (The)                                       30,000  196,240
    Chiba Kogyo Bank, Ltd. (The)                                  7,600   39,251
    Chiyoda Co., Ltd.                                             2,200   52,020
    Chiyoda Corp.                                                13,000   87,500
    Chiyoda Integre Co., Ltd.                                     1,100   23,628
    Chofu Seisakusho Co., Ltd.                                    2,200   50,163
    Chori Co., Ltd.                                               1,600   27,763
    Chubu Electric Power Co., Inc.                                9,100  121,490
    Chubu Shiryo Co., Ltd.                                        4,100   38,023
    Chudenko Corp.                                                4,200   89,261
    Chuetsu Pulp & Paper Co., Ltd.                                7,000   15,512
    Chugai Pharmaceutical Co., Ltd.                               1,300   38,205
    Chugai Ro Co., Ltd.                                           2,000    3,929
    Chugoku Bank, Ltd. (The)                                     18,000  264,778
#   Chugoku Electric Power Co., Inc. (The)                        6,600   74,316
    Chugoku Marine Paints, Ltd.                                   7,000   50,918
    Chukyo Bank, Ltd. (The)                                       1,300   26,540
    Ci:z Holdings Co., Ltd.                                       2,300   66,413
    Citizen Watch Co., Ltd.                                      34,400  213,620
    CKD Corp.                                                     4,900   65,455
    Cleanup Corp.                                                 2,800   22,210
    CMIC Holdings Co., Ltd.                                       1,800   23,828
#*  CMK Corp.                                                     8,000   47,486
    Coca-Cola East Japan Co., Ltd.                                6,474  140,985
#   Coca-Cola West Co., Ltd.                                      6,800  197,380

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Cocokara fine, Inc.                                           1,900 $ 78,983
#   COLOPL, Inc.                                                  1,900   16,433
    Computer Engineering & Consulting, Ltd.                       1,300   21,450
    COMSYS Holdings Corp.                                        11,100  204,045
    Concordia Financial Group, Ltd.                              43,032  226,969
    CONEXIO Corp.                                                 4,000   52,476
#*  COOKPAD, Inc.                                                 3,700   33,034
    Corona Corp.                                                  1,000   10,091
    Cosmo Energy Holdings Co., Ltd.                               5,800  100,373
    Cosmos Pharmaceutical Corp.                                     300   55,400
    Create Restaurants Holdings, Inc.                             4,300   37,603
    Create SD Holdings Co., Ltd.                                  3,000   66,171
    Credit Saison Co., Ltd.                                      14,300  260,545
#   CROOZ, Inc.                                                     600   15,821
    CTI Engineering Co., Ltd.                                     1,300   12,084
    CyberAgent, Inc.                                              6,400  158,584
#*  D.A. Consortium Holdings, Inc.                                5,400   40,542
    Dai Nippon Printing Co., Ltd.                                22,000  223,819
    Dai Nippon Toryo Co., Ltd.                                   21,000   44,448
    Dai-Dan Co., Ltd.                                             4,000   33,947
    Dai-ichi Life Holdings, Inc.                                 22,300  404,274
    Dai-ichi Seiko Co., Ltd.                                      1,300   15,466
    Daibiru Corp.                                                 6,300   57,145
    Daicel Corp.                                                 23,700  262,077
    Daido Kogyo Co., Ltd.                                         5,000   11,327
    Daido Metal Co., Ltd.                                         4,700   43,771
    Daido Steel Co., Ltd.                                        44,000  199,807
    Daidoh, Ltd.                                                  4,900   19,173
    Daifuku Co., Ltd.                                             9,200  203,380
    Daihatsu Diesel Manufacturing Co., Ltd.                       2,000   12,003
    Daihen Corp.                                                  8,000   51,388
    Daiho Corp.                                                  10,000   46,200
    Daiichi Jitsugyo Co., Ltd.                                    5,000   30,118
#   Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                          300   10,269
    Daiichikosho Co., Ltd.                                        4,400  174,841
    Daiken Corp.                                                  1,400   26,478
#   Daiken Medical Co., Ltd.                                      2,300   16,381
    Daikokutenbussan Co., Ltd.                                    1,000   46,462
#*  Daikokuya Holdings Co., Ltd.                                 18,900   13,716
    Daikyo, Inc.                                                 31,000   63,662
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.       9,000   54,054
#   Daio Paper Corp.                                             10,800  121,207
    Daisan Bank, Ltd. (The)                                       1,600   24,655
    Daiseki Co., Ltd.                                             2,900   57,936
    Daishi Bank, Ltd. (The)                                      40,000  176,571
    Daishinku Corp.                                                 600    7,586
    Daito Pharmaceutical Co., Ltd.                                1,100   21,946
    Daito Trust Construction Co., Ltd.                            1,200  167,759
    Daiwa House Industry Co., Ltd.                               11,300  306,028
    Daiwa Industries, Ltd.                                          700    6,070
    Daiwa Securities Group, Inc.                                 47,000  299,685
    Daiwabo Holdings Co., Ltd.                                   33,000   81,511
    DCM Holdings Co., Ltd.                                        9,800   87,939

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Dena Co., Ltd.                                                6,400 $143,004
    Denka Co., Ltd.                                              56,000  275,625
    Denki Kogyo Co., Ltd.                                        10,000   51,403
    Denso Corp.                                                  12,300  532,645
    Dentsu, Inc.                                                  5,100  235,717
    Denyo Co., Ltd.                                               2,100   30,643
    Descente, Ltd.                                                5,200   59,083
    DIC Corp.                                                    13,300  411,863
#   Dip Corp.                                                     3,200   65,410
    Disco Corp.                                                   1,500  191,526
    DKS Co., Ltd.                                                 6,000   20,871
#   DMG Mori Co., Ltd.                                           20,700  282,863
    Don Quijote Holdings Co., Ltd.                                3,500  127,034
    Doshisha Co., Ltd.                                            1,600   30,678
    Doutor Nichires Holdings Co., Ltd.                            2,600   49,563
    Dowa Holdings Co., Ltd.                                      37,000  314,032
    DTS Corp.                                                     2,200   49,785
#   Dunlop Sports Co., Ltd.                                       2,200   20,216
    Duskin Co., Ltd.                                              2,900   63,264
    DyDo Group Holdings, Inc.                                       800   42,221
    Eagle Industry Co., Ltd.                                      2,800   37,583
#   Earth Chemical Co., Ltd.                                        700   29,958
    Ebara Corp.                                                  10,800  333,086
#   EDION Corp.                                                   9,500   91,197
#   Ehime Bank, Ltd. (The)                                        5,400   65,010
    Eidai Co., Ltd.                                               3,000   13,654
    Eighteenth Bank, Ltd. (The)                                  19,000   58,726
    Eiken Chemical Co., Ltd.                                        500   12,912
    Eizo Corp.                                                    1,700   47,884
    Elecom Co., Ltd.                                              1,500   25,473
    Electric Power Development Co., Ltd.                          2,500   58,107
    Elematec Corp.                                                  600   10,181
    en-japan, Inc.                                                2,600   46,967
    Endo Lighting Corp.                                           1,300   10,367
    Enplas Corp.                                                  1,400   41,390
    EPS Holdings, Inc.                                            4,900   62,094
    ESPEC Corp.                                                   2,400   27,229
#   Excel Co., Ltd.                                               1,300   17,261
    Exedy Corp.                                                   4,100  111,024
#   Ezaki Glico Co., Ltd.                                         2,700  123,600
#   F-Tech, Inc.                                                    400    4,529
#   F@N Communications, Inc.                                      1,400    9,107
    FamilyMart UNY Holdings Co., Ltd.                             5,400  342,140
    Fancl Corp.                                                   1,300   17,948
    FANUC Corp.                                                   1,400  274,857
    Fast Retailing Co., Ltd.                                        800  251,612
    FCC Co., Ltd.                                                 5,100   92,387
    Ferrotec Corp.                                                3,400   48,761
    FIDEA Holdings Co., Ltd.                                     16,700   30,560
    Financial Products Group Co., Ltd.                            7,800   69,812
#   FINDEX, Inc.                                                  1,800   14,749
    FJ Next Co., Ltd.                                             2,400   15,803
    Foster Electric Co., Ltd.                                     2,600   40,692

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    FP Corp.                                                      2,100 $100,227
    France Bed Holdings Co., Ltd.                                 1,800   14,839
    Fudo Tetra Corp.                                             24,400   44,756
    Fuji Co., Ltd.                                                1,600   33,295
    Fuji Corp., Ltd.                                              3,900   26,000
    Fuji Electric Co., Ltd.                                      67,000  396,937
    Fuji Kiko Co., Ltd.                                           3,000   12,154
#   Fuji Kyuko Co., Ltd.                                          4,000   37,911
    Fuji Machine Manufacturing Co., Ltd.                         12,000  150,784
    Fuji Media Holdings, Inc.                                     3,700   53,608
*   Fuji Oil Co., Ltd.                                            8,000   28,639
    Fuji Oil Holdings, Inc.                                       6,000  120,102
    Fuji Pharma Co., Ltd.                                           400    9,783
    Fuji Seal International, Inc.                                 3,800   80,686
    Fuji Soft, Inc.                                               2,000   49,194
    Fujibo Holdings, Inc.                                           900   26,793
    Fujicco Co., Ltd.                                             1,000   22,180
    Fujikura Kasei Co., Ltd.                                      3,000   17,606
#   Fujikura Rubber, Ltd.                                         2,100   12,222
    Fujikura, Ltd.                                               36,000  227,949
    Fujimi, Inc.                                                  1,800   39,514
    Fujimori Kogyo Co., Ltd.                                      1,100   28,923
#   Fujisash Co., Ltd.                                           13,200   11,803
#   Fujita Kanko, Inc.                                            4,000   12,551
    Fujitec Co., Ltd.                                             6,600   77,566
    Fujitsu Frontech, Ltd.                                        1,500   19,483
    Fujitsu General, Ltd.                                         7,000  137,703
    Fujitsu, Ltd.                                                86,000  499,828
    FuKoKu Co., Ltd.                                              1,300   10,648
    Fukuda Corp.                                                  2,000   19,625
    Fukuda Denshi Co., Ltd.                                         300   17,096
    Fukui Bank, Ltd. (The)                                       28,000   72,547
    Fukuoka Financial Group, Inc.                                39,000  172,157
    Fukushima Bank, Ltd. (The)                                   22,000   18,485
    Fukushima Industries Corp.                                    1,500   47,495
#   Fukuyama Transporting Co., Ltd.                              20,000  110,185
#   FULLCAST Holdings Co., Ltd..                                  2,200   18,370
    Funai Electric Co., Ltd.                                      3,500   28,092
    Funai Soken Holdings, Inc.                                      720   11,163
#   Furukawa Battery Co., Ltd. (The)                              4,000   26,560
    Furukawa Electric Co., Ltd.                                  10,800  366,448
    Furuno Electric Co., Ltd.                                     2,100   13,896
    Furusato Industries, Ltd.                                       800   11,877
    Fuso Chemical Co., Ltd.                                       2,500   55,316
    Fuso Pharmaceutical Industries, Ltd.                            600   15,060
    Futaba Corp.                                                  4,200   73,336
    Futaba Industrial Co., Ltd.                                   8,800   52,313
    Future Corp.                                                  2,100   14,754
    Fuyo General Lease Co., Ltd.                                  2,200  109,421
    G-7 Holdings, Inc.                                              500    9,062
    G-Tekt Corp.                                                  2,200   41,318
    Gakken Holdings Co., Ltd.                                     8,000   22,106
    GCA Corp.                                                     2,700   19,705

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Gecoss Corp.                                                  1,500 $ 14,206
#   Geo Holdings Corp.                                            5,100   58,917
    GLOBERIDE, Inc.                                               1,800   29,476
    Glory, Ltd.                                                   6,500  203,073
    GMO internet, Inc.                                            7,300  105,973
#   GMO Payment Gateway, Inc.                                     1,000   49,737
    Godo Steel, Ltd.                                              1,200   20,324
    Goldcrest Co., Ltd.                                           2,300   40,868
    Gree, Inc.                                                   13,000   70,122
    GS Yuasa Corp.                                               55,000  227,713
    Gun-Ei Chemical Industry Co., Ltd.                              800   25,102
#*  GungHo Online Entertainment, Inc.                            25,500   55,372
    Gunma Bank, Ltd. (The)                                       48,000  261,830
    Gunze, Ltd.                                                  14,000   48,129
    Gurunavi, Inc.                                                2,200   48,607
    H-One Co., Ltd.                                               3,000   27,486
    H2O Retailing Corp.                                          10,860  179,737
    Hachijuni Bank, Ltd. (The)                                   38,300  225,432
    Hagiwara Electric Co., Ltd.                                   1,200   22,576
    Hakuhodo DY Holdings, Inc.                                    7,500   92,276
    Hakuto Co., Ltd.                                              1,700   15,444
    Hamakyorex Co., Ltd.                                          2,000   38,374
    Hamamatsu Photonics K.K.                                      2,400   69,311
    Hankyu Hanshin Holdings, Inc.                                12,200  413,945
    Hanwa Co., Ltd.                                              22,000  150,054
    Happinet Corp.                                                1,300   14,808
#   Harmonic Drive Systems, Inc.                                  1,800   54,253
    Haseko Corp.                                                 33,600  370,322
    Hazama Ando Corp.                                            29,400  205,150
    Heiwa Real Estate Co., Ltd.                                   5,800   80,605
    Heiwado Co., Ltd.                                             3,500   80,654
    HI-LEX Corp.                                                  2,200   57,642
    Hibiya Engineering, Ltd.                                      2,100   31,600
    Hiday Hidaka Corp.                                            1,584   37,702
    Hikari Tsushin, Inc.                                            500   45,692
    Hioki EE Corp.                                                  300    5,776
    Hirakawa Hewtech Corp.                                        3,000   34,340
    Hiramatsu, Inc.                                               3,100   18,004
    Hirose Electric Co., Ltd.                                       500   65,089
    Hiroshima Bank, Ltd. (The)                                   43,000  200,905
#   HIS Co., Ltd.                                                 5,000  133,431
    Hisaka Works, Ltd.                                            3,500   29,082
    Hisamitsu Pharmaceutical Co., Inc.                            1,500   78,301
    Hitachi Kokusai Electric, Inc.                                6,000  134,750
    Hitachi Maxell, Ltd.                                          4,400   88,814
    Hitachi Zosen Corp.                                          24,700  129,759
    Hochiki Corp.                                                 2,000   24,857
    Hodogaya Chemical Co., Ltd.                                     700   17,254
    Hogy Medical Co., Ltd.                                        1,100   67,162
    Hokkaido Electric Power Co., Inc.                            17,200  124,628
    Hokkaido Gas Co., Ltd.                                       10,000   24,535
    Hokkan Holdings, Ltd.                                         5,000   20,434
    Hokkoku Bank, Ltd. (The)                                     33,000  125,819

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Hokuetsu Bank, Ltd. (The)                                      2,300 $   54,367
    Hokuetsu Industries Co., Ltd.                                  1,600     12,170
    Hokuetsu Kishu Paper Co., Ltd.                                15,300     92,838
    Hokuhoku Financial Group, Inc.                                11,300    193,591
    Hokuriku Electric Industry Co., Ltd.                          10,000     12,300
    Hokuriku Electric Power Co.                                    9,900     99,745
    Hokuto Corp.                                                   1,700     30,761
    Honda Motor Co., Ltd.                                         58,800  1,749,823
    Honeys Co., Ltd.                                                 950      9,091
    Hoosiers Holdings                                              5,200     27,911
    Horiba, Ltd.                                                   2,900    152,623
    Hoshizaki Corp.                                                1,600    130,386
    Hosiden Corp.                                                  6,800     52,554
    Hosokawa Micron Corp.                                          5,000     35,052
    House Foods Group, Inc.                                        4,400     94,419
    Hoya Corp.                                                     6,200    270,239
    Hulic Co., Ltd.                                                5,000     48,755
    Hyakugo Bank, Ltd. (The)                                      32,000    131,438
    Hyakujushi Bank, Ltd. (The)                                   30,000     99,725
    I-Net Corp.                                                    1,430     15,431
    Ibiden Co., Ltd.                                              14,800    210,490
    IBJ Leasing Co., Ltd.                                          3,100     67,878
    Ichibanya Co., Ltd.                                              600     19,714
    Ichigo, Inc.                                                  11,500     37,310
    Ichikoh Industries, Ltd.                                       9,000     33,967
    Ichinen Holdings Co., Ltd.                                     1,300     12,757
    Ichiyoshi Securities Co., Ltd.                                 4,900     38,044
    Icom, Inc.                                                     1,400     28,219
    Idec Corp.                                                     2,000     20,531
    Idemitsu Kosan Co., Ltd.                                       7,800    241,187
#   IDOM, Inc.                                                    11,600     75,929
    Ihara Chemical Industry Co., Ltd.                              3,000     27,795
*   IHI Corp.                                                    148,000    398,536
    Iida Group Holdings Co., Ltd.                                  6,140    114,912
    Iino Kaiun Kaisha, Ltd.                                       10,300     42,064
    Ikegami Tsushinki Co., Ltd.                                   20,000     28,308
    Imasen Electric Industrial                                     1,900     16,817
    Inaba Denki Sangyo Co., Ltd.                                   2,100     74,455
    Inaba Seisakusho Co., Ltd.                                       300      3,480
    Inabata & Co., Ltd.                                            5,500     62,757
#   Inageya Co., Ltd.                                              1,300     17,652
    Ines Corp.                                                     3,800     38,773
    Infocom Corp.                                                  2,400     34,918
    Infomart Corp.                                                 2,400     13,477
    Information Services International-Dentsu, Ltd.                1,400     25,783
    Inpex Corp.                                                   24,300    238,460
    Intage Holdings, Inc.                                          2,400     44,616
    Internet Initiative Japan, Inc.                                3,300     53,071
    Inui Global Logistics Co., Ltd.                                1,800     15,322
    Iriso Electronics Co., Ltd.                                    1,100     61,516
#   Iseki & Co., Ltd.                                             29,000     57,496
    Isetan Mitsukoshi Holdings, Ltd.                              10,800    126,331
*   Ishihara Sangyo Kaisha, Ltd.                                   4,400     35,903

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Ito En, Ltd.                                                  4,500 $149,542
    ITOCHU Corp.                                                 36,000  495,932
    Itochu Enex Co., Ltd.                                         6,700   54,310
    Itochu Techno-Solutions Corp.                                 4,800  129,115
*   Itoham Yonekyu Holdings, Inc.                                13,000  115,137
    Itoki Corp.                                                   3,700   23,803
    IwaiCosmo Holdings, Inc.                                      1,900   18,065
    Iwasaki Electric Co., Ltd.                                   11,000   18,622
    Iwatani Corp.                                                28,000  155,994
    Iyo Bank, Ltd. (The)                                         25,800  173,122
    Izumi Co., Ltd.                                               2,700  114,487
    J Front Retailing Co., Ltd.                                  23,800  343,475
    J Trust Co., Ltd.                                             9,500  102,454
    J-Oil Mills, Inc.                                             1,100   38,129
    Jaccs Co., Ltd.                                              18,000   81,504
    Jafco Co., Ltd.                                               5,100  172,022
#   Jamco Corp.                                                     400    8,923
#*  Janome Sewing Machine Co., Ltd.                               2,499   18,537
    Japan Airlines Co., Ltd.                                      1,700   54,133
#   Japan Airport Terminal Co., Ltd.                              1,100   39,328
#   Japan Aviation Electronics Industry, Ltd.                    10,000  122,363
#*  Japan Display, Inc.                                          43,200  117,288
    Japan Drilling Co., Ltd.                                        600   12,702
    Japan Exchange Group, Inc.                                   18,200  270,517
    Japan Foundation Engineering Co., Ltd.                        6,500   19,914
    Japan Lifeline Co., Ltd.                                      2,200   41,329
    Japan Petroleum Exploration Co., Ltd.                         3,000   67,390
    Japan Pulp & Paper Co., Ltd.                                 10,000   32,471
    Japan Radio Co., Ltd.                                         1,200   13,934
    Japan Securities Finance Co., Ltd.                           12,100   64,908
    Japan Steel Works, Ltd. (The)                                 9,700  182,134
    Japan Transcity Corp.                                        10,000   38,234
    Japan Wool Textile Co., Ltd. (The)                            5,000   39,153
    JBCC Holdings, Inc.                                           1,700   12,208
    JCU Corp.                                                       400   20,820
    Jeol, Ltd.                                                    9,000   45,161
    JFE Holdings, Inc.                                           24,000  420,098
    JGC Corp.                                                    14,000  243,031
    Jimoto Holdings, Inc.                                        24,800   41,931
    Jin Co., Ltd.                                                   600   30,571
    JMS Co., Ltd.                                                 2,000    5,832
    Joban Kosan Co., Ltd.                                         1,700   24,226
    Joshin Denki Co., Ltd.                                        4,000   37,196
    Joyful Honda Co., Ltd.                                        1,200   33,188
#   JP-Holdings, Inc.                                             7,900   18,300
    JSP Corp.                                                     1,200   27,846
    JSR Corp.                                                    17,600  301,653
    JTEKT Corp.                                                  22,700  372,815
    Juki Corp.                                                    3,500   37,657
    Juroku Bank, Ltd. (The)                                      37,000  128,265
    Justsystems Corp.                                             1,200   13,173
    JVC Kenwood Corp.                                            14,000   37,872
    JX Holdings, Inc.                                            89,600  422,551

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    K&O Energy Group, Inc.                                         1,700 $   26,799
#   K's Holdings Corp.                                             7,800    140,755
    kabu.com Securities Co., Ltd.                                 20,200     68,910
*   Kadokawa Dwango                                                3,985     61,581
    Kaga Electronics Co., Ltd.                                     1,200     20,849
    Kagome Co., Ltd.                                               2,600     66,957
    Kajima Corp.                                                  42,000    292,733
#   Kakaku.com, Inc.                                               9,900    179,218
#   Kakiyasu Honten Co., Ltd.                                      1,100     19,255
    Kameda Seika Co., Ltd.                                           800     37,559
    Kamei Corp.                                                    3,900     44,254
    Kamigumi Co., Ltd.                                            25,000    243,019
    Kanaden Corp.                                                  1,400     12,677
    Kanamoto Co., Ltd.                                             4,300    111,898
    Kandenko Co., Ltd.                                            11,000    102,195
    Kaneka Corp.                                                  31,000    267,102
    Kanematsu Corp.                                               58,000    102,159
    Kanematsu Electronics, Ltd.                                    1,200     27,819
*   Kansai Electric Power Co., Inc. (The)                         14,900    159,225
    Kansai Paint Co., Ltd.                                         7,500    145,694
#   Kansai Super Market, Ltd.                                      1,300     16,928
    Kansai Urban Banking Corp.                                     2,600     34,062
#   Kanto Denka Kogyo Co., Ltd.                                    8,000     76,072
    Kao Corp.                                                      7,800    385,981
    Kasai Kogyo Co., Ltd.                                          2,300     26,560
    Katakura Industries Co., Ltd.                                  2,500     29,236
    Kato Sangyo Co., Ltd.                                          2,000     48,037
    Kato Works Co., Ltd.                                           1,200     32,031
    KAWADA TECHNOLOGIES, Inc.                                        700     50,246
    Kawai Musical Instruments Manufacturing Co., Ltd.              1,100     21,874
    Kawasaki Heavy Industries, Ltd.                              143,000    447,476
    Kawasumi Laboratories, Inc.                                    3,000     17,790
    KDDI Corp.                                                    43,500  1,168,774
    Keihan Holdings Co., Ltd.                                     27,000    179,847
    Keihanshin Building Co., Ltd.                                  2,700     14,345
    Keihin Corp.                                                   5,100     90,255
    Keikyu Corp.                                                  11,000    128,996
    Keio Corp.                                                    13,000    106,855
    Keisei Electric Railway Co., Ltd.                              5,000    118,381
    Keiyo Bank, Ltd. (The)                                        30,000    138,062
    Keiyo Co., Ltd.                                                2,800     14,238
    Kenko Mayonnaise Co., Ltd.                                     1,000     26,673
    Kewpie Corp.                                                   6,900    172,479
    Key Coffee, Inc.                                               1,600     29,956
    Keyence Corp.                                                    600    233,020
    KFC Holdings Japan, Ltd.                                       1,000     17,310
    Kikkoman Corp.                                                 3,000     94,444
    Kimoto Co., Ltd.                                               4,300      9,437
    Kinden Corp.                                                  12,500    158,765
    Kinki Sharyo Co., Ltd.                                           500     11,594
*   Kintetsu Department Store Co., Ltd.                            3,000      9,453
    Kintetsu Group Holdings Co., Ltd.                             40,000    153,770
    Kintetsu World Express, Inc.                                   5,300     72,988

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Kissei Pharmaceutical Co., Ltd.                               3,400 $ 83,411
    Kita-Nippon Bank, Ltd. (The)                                  1,200   32,922
    Kitagawa Iron Works Co., Ltd.                                   900   19,564
    Kitano Construction Corp.                                     4,000   11,336
    Kito Corp.                                                    1,600   17,916
    Kitz Corp.                                                   10,900   66,390
    Kiyo Bank, Ltd. (The)                                         8,900  141,759
#*  KLab, Inc.                                                    3,600   19,934
*   KNT-CT Holdings Co., Ltd.                                    13,000   16,793
    Koa Corp.                                                     2,600   30,489
    Koatsu Gas Kogyo Co., Ltd.                                    1,000    6,498
    Kobayashi Pharmaceutical Co., Ltd.                            1,400   62,395
#   Kobe Bussan Co., Ltd.                                         1,100   35,579
*   Kobe Electric Railway Co., Ltd.                               3,000   10,202
*   Kobe Steel, Ltd.                                             33,900  329,742
    Kohnan Shoji Co., Ltd.                                        1,000   18,648
    Koito Manufacturing Co., Ltd.                                 4,000  212,183
    Kokuyo Co., Ltd.                                             11,000  135,833
    KOMAIHALTEC, Inc.                                               500    9,334
    Komatsu Seiren Co., Ltd.                                      2,900   18,553
    Komatsu Wall Industry Co., Ltd.                               1,400   23,996
    Komeri Co., Ltd.                                              2,500   58,868
    Komori Corp.                                                  6,800   93,378
    Konaka Co., Ltd.                                              1,800    9,288
    Konami Holdings Corp.                                         2,700  107,971
    Kondotec, Inc.                                                3,600   27,297
    Konica Minolta, Inc.                                         32,400  335,633
    Konishi Co., Ltd.                                             2,600   30,116
    Konoike Transport Co., Ltd.                                   3,500   46,171
    Kose Corp.                                                    1,100   93,674
    Kotobuki Spirits Co., Ltd.                                    2,000   48,422
    Krosaki Harima Corp.                                         11,000   38,760
    KRS Corp.                                                       700   15,180
    KU Holdings Co., Ltd.                                         3,800   29,006
    Kubota Corp.                                                 20,100  319,535
    Kubota Corp. Sponsored ADR                                      196   15,543
    Kumagai Gumi Co., Ltd.                                       59,000  169,182
    Kumiai Chemical Industry Co., Ltd.                            2,300   13,437
    Kura Corp.                                                    1,000   41,707
    Kurabo Industries, Ltd.                                      23,000   47,849
    Kuraray Co., Ltd.                                            31,000  491,350
    Kureha Corp.                                                  1,900   80,579
    Kurimoto, Ltd.                                                1,300   27,117
    Kurita Water Industries, Ltd.                                11,700  277,544
    Kuroda Electric Co., Ltd.                                     5,600  115,512
    KYB Corp.                                                    29,000  141,198
    Kyocera Corp.                                                 7,500  390,456
    Kyodo Printing Co., Ltd.                                      9,000   31,837
    Kyoei Steel, Ltd.                                             2,200   44,365
    Kyokuto Kaihatsu Kogyo Co., Ltd.                              3,200   46,036
    Kyokuto Securities Co., Ltd.                                  2,200   31,849
    Kyokuyo Co., Ltd.                                             1,000   24,108
    KYORIN Holdings, Inc.                                         4,400   96,534

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
#   Kyoritsu Maintenance Co., Ltd.                                2,240 $146,102
    Kyosan Electric Manufacturing Co., Ltd.                       6,000   21,476
    Kyowa Electronics Instruments Co., Ltd.                       5,000   18,145
    Kyowa Exeo Corp.                                              9,800  145,021
    Kyowa Hakko Kirin Co., Ltd.                                   8,500  115,103
    Kyowa Leather Cloth Co., Ltd.                                   100      786
    Kyudenko Corp.                                                6,000  162,815
    Kyushu Electric Power Co., Inc.                              10,000  111,619
    Kyushu Financial Group, Inc.                                 34,650  238,744
#*  Laox Co., Ltd.                                                  700    4,325
    Lasertec Corp.                                                2,900   60,490
#   Lawson, Inc.                                                  1,200   87,591
    Leopalace21 Corp.                                            31,100  178,154
    Life Corp.                                                    1,100   31,807
    Lintec Corp.                                                  5,200  116,376
    Lion Corp.                                                    6,000  104,359
    LIXIL Group Corp.                                            13,100  305,868
    M3, Inc.                                                      6,600  177,320
    Mabuchi Motor Co., Ltd.                                         400   20,562
    Macnica Fuji Electronics Holdings, Inc.                       3,750   52,833
    Maeda Corp.                                                  16,000  139,483
    Maeda Kosen Co., Ltd.                                         2,000   22,960
    Maeda Road Construction Co., Ltd.                             8,000  138,286
    Maezawa Kasei Industries Co., Ltd.                            2,300   24,460
    Maezawa Kyuso Industries Co., Ltd.                              200    2,702
    Makino Milling Machine Co., Ltd.                             13,000  113,754
    Mandom Corp.                                                  1,000   47,201
    Mani, Inc.                                                    1,200   28,976
    Marubeni Corp.                                               76,400  464,851
    Marubun Corp.                                                 1,500    9,190
    Marudai Food Co., Ltd.                                       11,000   47,763
#   Maruha Nichiro Corp.                                          5,700  157,657
    Marui Group Co., Ltd.                                        14,100  201,609
    Maruichi Steel Tube, Ltd.                                     4,500  150,897
    Marusan Securities Co., Ltd.                                  3,500   29,553
    Maruwa Co., Ltd.                                              1,000   32,885
    Maruyama Manufacturing Co., Inc.                              6,000   10,315
    Maruzen Showa Unyu Co., Ltd.                                  6,000   23,803
#   Marvelous, Inc.                                               1,500   11,235
    Matsuda Sangyo Co., Ltd.                                      2,300   30,954
    Matsui Construction Co., Ltd.                                 3,000   28,673
    Matsui Securities Co., Ltd.                                   3,700   31,684
    Matsumotokiyoshi Holdings Co., Ltd.                           3,300  164,063
    Matsuya Foods Co., Ltd.                                       1,200   43,725
    Max Co., Ltd.                                                 3,000   40,962
    Maxvalu Nishinihon Co., Ltd.                                    900   13,513
    Maxvalu Tokai Co., Ltd.                                       1,100   19,031
    Mazda Motor Corp.                                            50,100  737,277
#   McDonald's Holdings Co. Japan, Ltd.                           1,500   39,436
    MCJ Co., Ltd.                                                 6,900   70,731
    Mebuki Financial Group, Inc.                                 77,050  295,893
    MEC Co., Ltd.                                                 2,200   20,006
    Medical System Network Co., Ltd.                              1,400    5,146

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Medipal Holdings Corp.                                        10,200 $  165,317
    Megachips Corp.                                                1,600     38,932
    Megmilk Snow Brand Co., Ltd.                                   3,900    102,362
    Meidensha Corp.                                               27,000     91,965
    MEIJI Holdings Co., Ltd.                                       1,600    123,930
*   Meiko Electronics Co., Ltd.                                    1,500     10,387
    Meiko Network Japan Co., Ltd.                                  1,300     14,408
    Meisei Industrial Co., Ltd.                                    4,000     21,378
    Meitec Corp.                                                   3,000    112,649
    Meito Sangyo Co., Ltd.                                         1,100     13,616
    Meiwa Corp.                                                    3,500     12,156
    Melco Holdings, Inc.                                           2,100     60,361
#   Michinoku Bank, Ltd. (The)                                    12,000     20,262
#   Micronics Japan Co., Ltd.                                      3,400     33,473
    Mie Bank, Ltd. (The)                                           1,200     24,801
    Milbon Co., Ltd.                                                 540     23,623
    Mimasu Semiconductor Industry Co., Ltd.                        2,400     38,696
    Minato Bank, Ltd. (The)                                        1,700     31,733
#   MINEBEA MITSUMI, Inc.                                         38,790    385,615
    Ministop Co., Ltd.                                             1,400     25,146
    Miraca Holdings, Inc.                                          6,700    305,356
    Mirait Holdings Corp.                                          7,400     67,414
    Miroku Jyoho Service Co., Ltd.                                 1,200     17,953
    Misawa Homes Co., Ltd.                                         3,600     34,046
    MISUMI Group, Inc.                                             7,600    141,996
    Mitani Corp.                                                   2,000     57,907
    Mito Securities Co., Ltd.                                      8,300     22,640
    Mitsuba Corp.                                                  5,200     90,558
    Mitsubishi Corp.                                              34,900    788,394
    Mitsubishi Electric Corp.                                     55,000    837,027
    Mitsubishi Estate Co., Ltd.                                   15,000    285,509
    Mitsubishi Gas Chemical Co., Inc.                             15,500    297,295
    Mitsubishi Heavy Industries, Ltd.                            150,000    673,827
#   Mitsubishi Logistics Corp.                                     9,000    128,024
    Mitsubishi Materials Corp.                                    13,000    443,625
    Mitsubishi Nichiyu Forklift Co., Ltd.                          4,400     31,586
*   Mitsubishi Paper Mills, Ltd.                                   3,200     22,252
#   Mitsubishi Pencil Co., Ltd.                                    1,000     53,594
#   Mitsubishi Research Institute, Inc.                              500     14,464
    Mitsubishi Steel Manufacturing Co., Ltd.                      14,000     31,940
    Mitsubishi UFJ Financial Group, Inc.                         306,500  1,962,679
    Mitsubishi UFJ Lease & Finance Co., Ltd.                      51,100    272,386
    Mitsuboshi Belting, Ltd.                                       7,000     60,915
    Mitsui Chemicals, Inc.                                       104,000    489,069
    Mitsui Engineering & Shipbuilding Co., Ltd.                   88,000    142,354
    Mitsui Fudosan Co., Ltd.                                      17,000    392,482
    Mitsui High-Tec, Inc.                                          2,700     20,808
    Mitsui Home Co., Ltd.                                          3,000     14,813
    Mitsui Matsushima Co., Ltd.                                    2,800     34,167
    Mitsui Mining & Smelting Co., Ltd.                           101,000    282,416
    Mitsui OSK Lines, Ltd.                                       105,000    333,678
    Mitsui Sugar Co., Ltd.                                         1,800     40,033
    Mitsui-Soko Holdings Co., Ltd.                                12,000     35,850

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Mitsuuroko Group Holdings Co., Ltd.                            2,700 $   17,007
#   Miyaji Engineering Group, Inc.                                15,000     25,613
    Miyazaki Bank, Ltd. (The)                                     21,000     69,656
    Miyoshi Oil & Fat Co., Ltd.                                    7,000      8,801
    Mizuho Financial Group, Inc.                                 559,699  1,038,570
    Mizuno Corp.                                                  10,000     51,701
    Modec, Inc.                                                    2,100     35,092
    Monex Group, Inc.                                             17,100     45,145
#   Monogatari Corp. (The)                                           600     21,737
#   MonotaRO Co., Ltd.                                             3,400     89,236
    MORESCO Corp.                                                  1,700     26,073
    Morinaga & Co., Ltd.                                           3,000    129,812
    Morinaga Milk Industry Co., Ltd.                              28,000    193,166
    Morita Holdings Corp.                                          2,000     28,332
#   Morito Co., Ltd.                                               3,500     29,184
    MS&AD Insurance Group Holdings, Inc.                          10,400    347,916
    MTI, Ltd.                                                      5,800     37,057
    Murata Manufacturing Co., Ltd.                                 3,300    444,458
    Musashi Seimitsu Industry Co., Ltd.                            3,900    107,357
    Musashino Bank, Ltd. (The)                                     3,600    106,413
    Mutoh Holdings Co., Ltd.                                       2,000      4,538
    Nabtesco Corp.                                                11,200    292,106
#   NAC Co., Ltd.                                                  1,500     12,916
    Nachi-Fujikoshi Corp.                                         21,000    102,910
    Nafco Co., Ltd.                                                1,700     27,346
#   Nagano Bank, Ltd. (The)                                        1,000     17,754
    Nagase & Co., Ltd.                                            13,300    182,269
    Nagatanien Holdings Co., Ltd.                                  3,000     37,819
    Nagoya Railroad Co., Ltd.                                     30,000    147,681
    Nakabayashi Co., Ltd.                                          5,000     11,906
    Nakamuraya Co., Ltd.                                             200      8,914
    Nakanishi, Inc.                                                1,300     50,287
*   Nakayama Steel Works, Ltd.                                     3,000     20,203
    Namura Shipbuilding Co., Ltd.                                  5,600     37,276
    Nankai Electric Railway Co., Ltd.                             32,000    158,258
    Nanto Bank, Ltd. (The)                                         3,600    144,969
    NDS Co., Ltd.                                                    400     10,251
    NEC Capital Solutions, Ltd.                                    1,200     18,629
    NEC Corp.                                                    210,000    484,680
    NEC Networks & System Integration Corp.                        2,700     49,186
    NET One Systems Co., Ltd.                                      5,800     39,595
    Neturen Co., Ltd.                                              2,500     19,917
    Nexon Co., Ltd.                                                5,400     82,216
    Next Co., Ltd.                                                 6,400     43,250
    NGK Insulators, Ltd.                                          10,500    205,880
    NGK Spark Plug Co., Ltd.                                       8,100    182,438
    NH Foods, Ltd.                                                 8,000    217,726
    NHK Spring Co., Ltd.                                          29,800    300,286
    Nice Holdings, Inc.                                            2,000      2,707
    Nichias Corp.                                                 17,000    174,351
    Nichiban Co., Ltd.                                             3,000     22,773
    Nichicon Corp.                                                 5,800     54,547
    Nichiden Corp.                                                   400     11,459

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Nichiha Corp.                                                 4,000 $102,600
    NichiiGakkan Co., Ltd.                                        3,900   28,158
    Nichirei Corp.                                               14,900  303,278
    Nichireki Co., Ltd.                                           2,000   16,293
    Nichirin Co., Ltd.                                            1,100   16,563
    Nidec Corp.                                                   3,000  281,680
    Nidec Corp. Sponsored ADR                                       776   18,162
    Nifco, Inc.                                                   4,400  221,541
    Nihon Chouzai Co., Ltd.                                         900   34,008
    Nihon Dempa Kogyo Co., Ltd.                                   3,900   30,812
    Nihon Eslead Corp.                                            1,200   14,922
    Nihon House Holdings Co., Ltd.                                5,000   22,596
    Nihon Kohden Corp.                                            4,000   91,784
    Nihon M&A Center, Inc.                                        3,000   87,497
#   Nihon Nohyaku Co., Ltd.                                       5,900   32,095
    Nihon Parkerizing Co., Ltd.                                  10,900  133,496
    Nihon Plast Co., Ltd.                                         2,600   23,477
    Nihon Tokushu Toryo Co., Ltd.                                 1,400   21,773
    Nihon Trim Co., Ltd.                                            700   24,958
#   Nihon Unisys, Ltd.                                            7,900  102,075
    Nihon Yamamura Glass Co., Ltd.                                7,000   12,752
    Nikkiso Co., Ltd.                                             5,700   52,972
    Nikko Co., Ltd.                                               1,000   19,267
    Nikkon Holdings Co., Ltd.                                     7,200  149,044
    Nikon Corp.                                                  18,000  290,506
    Nintendo Co., Ltd.                                              700  143,277
    Nippo Corp.                                                   7,000  132,335
    Nippon Beet Sugar Manufacturing Co., Ltd.                     2,000   40,726
    Nippon Carbide Industries Co., Inc.                           9,000   12,038
#   Nippon Carbon Co., Ltd.                                      18,000   43,798
    Nippon Chemi-Con Corp.                                       11,000   25,366
    Nippon Chemical Industrial Co., Ltd.                         18,000   38,220
    Nippon Chemiphar Co., Ltd.                                      500   24,907
#   Nippon Coke & Engineering Co., Ltd.                          19,000   18,356
#   Nippon Concrete Industries Co., Ltd.                          5,000   15,219
*   Nippon Denko Co., Ltd.                                        8,000   23,026
    Nippon Densetsu Kogyo Co., Ltd.                               3,900   64,244
    Nippon Electric Glass Co., Ltd.                              40,000  230,261
    Nippon Express Co., Ltd.                                     44,000  232,763
    Nippon Flour Mills Co., Ltd.                                  5,000   70,859
    Nippon Gas Co., Ltd.                                          4,800  137,801
    Nippon Hume Corp.                                             4,000   24,832
    Nippon Koei Co., Ltd.                                         1,400   31,550
    Nippon Light Metal Holdings Co., Ltd.                        81,100  198,098
    Nippon Paint Holdings Co., Ltd.                               6,300  183,768
#   Nippon Paper Industries Co., Ltd.                            12,300  225,190
    Nippon Parking Development Co., Ltd.                         20,100   27,262
    Nippon Pillar Packing Co., Ltd.                               2,000   24,238
    Nippon Piston Ring Co., Ltd.                                    500    9,333
    Nippon Road Co., Ltd. (The)                                  11,000   44,815
    Nippon Seiki Co., Ltd.                                        5,000  107,707
*   Nippon Sharyo, Ltd.                                           5,000   12,217
*   Nippon Sheet Glass Co., Ltd.                                  6,500   53,459

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    Nippon Shinyaku Co., Ltd.                                      1,600 $ 83,204
    Nippon Shokubai Co., Ltd.                                      3,000  206,757
    Nippon Signal Co., Ltd.                                        4,300   40,779
    Nippon Soda Co., Ltd.                                         16,000   77,811
    Nippon Steel & Sumikin Bussan Corp.                            2,100   86,423
    Nippon Steel & Sumitomo Metal Corp.                           29,540  713,614
    Nippon Suisan Kaisha, Ltd.                                    49,400  243,231
    Nippon Telegraph & Telephone Corp.                             7,100  313,623
    Nippon Telegraph & Telephone Corp. ADR                         1,427   63,031
    Nippon Thompson Co., Ltd.                                      7,000   32,634
    Nippon Valqua Industries, Ltd.                                 1,600   25,293
    Nippon Yakin Kogyo Co., Ltd.                                   8,600   14,451
    Nippon Yusen K.K.                                            193,000  408,131
*   Nishi-Nippon Financial Holdings, Inc.                         13,600  142,616
    Nishi-Nippon Railroad Co., Ltd.                               27,000  119,470
    Nishikawa Rubber Co., Ltd.                                       400    5,748
    Nishimatsu Construction Co., Ltd.                             29,000  145,015
    Nishimatsuya Chain Co., Ltd.                                   1,400   17,505
    Nishio Rent All Co., Ltd.                                      2,200   62,723
    Nissan Shatai Co., Ltd.                                        6,800   64,427
    Nissei ASB Machine Co., Ltd.                                   1,500   28,986
    Nissei Build Kogyo Co., Ltd.                                   8,000   40,628
    Nissei Plastic Industrial Co., Ltd.                            2,700   24,753
#   Nissha Printing Co., Ltd.                                      4,500  123,573
    Nisshin Fudosan Co.                                            6,400   29,933
    Nisshin Oillio Group, Ltd. (The)                              14,000   66,136
    Nisshin Seifun Group, Inc.                                    12,640  192,286
    Nisshin Steel Co., Ltd.                                       11,200  151,756
    Nisshinbo Holdings, Inc.                                      16,500  157,182
    Nissin Corp.                                                  10,000   30,876
    Nissin Electric Co., Ltd.                                      7,200   86,272
    Nissin Foods Holdings Co., Ltd.                                1,100   58,051
    Nissin Kogyo Co., Ltd.                                         4,000   66,084
    Nissin Sugar Co., Ltd.                                           900   13,439
    Nissui Pharmaceutical Co., Ltd.                                1,400   16,191
    Nitori Holdings Co., Ltd.                                      1,300  145,693
    Nitta Corp.                                                    1,700   46,185
    Nittetsu Mining Co., Ltd.                                        600   30,271
    Nitto Boseki Co., Ltd.                                        14,000   56,153
    Nitto Denko Corp.                                              1,900  150,340
#   Nitto FC Co., Ltd.                                             3,400   28,032
    Nitto Kogyo Corp.                                              2,700   36,853
    Nitto Kohki Co., Ltd.                                          1,300   28,882
    Nittoc Construction Co., Ltd.                                  6,700   26,999
    Nittoku Engineering Co., Ltd.                                  3,400   54,170
    NOF Corp.                                                     18,000  188,559
    Nohmi Bosai, Ltd.                                              2,600   39,050
    Nojima Corp.                                                   3,300   36,327
    NOK Corp.                                                     11,800  239,802
    Nomura Co., Ltd.                                               2,100   36,517
    Nomura Holdings, Inc.                                         85,100  527,523
    Nomura Real Estate Holdings, Inc.                             11,600  199,523
    Nomura Research Institute, Ltd.                                3,663  125,159

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Noritake Co., Ltd.                                            1,000 $ 25,661
    Noritz Corp.                                                  3,600   61,743
    North Pacific Bank, Ltd.                                     41,400  166,286
    NS Solutions Corp.                                            5,400  106,888
    NS United Kaiun Kaisha, Ltd.                                 11,000   20,469
    NSD Co., Ltd.                                                 1,100   17,130
    NSK, Ltd.                                                    31,300  379,958
    NTN Corp.                                                    70,000  295,645
    NTT Data Corp.                                                3,100  156,231
    NTT DOCOMO, Inc.                                             38,100  910,973
    NTT Urban Development Corp.                                   5,400   47,500
    Nuflare Technology, Inc.                                        500   31,886
    OAK Capital Corp.                                            10,800   17,120
    Obara Group, Inc.                                             1,100   51,751
    Obayashi Corp.                                               56,500  538,229
    Obayashi Road Corp.                                           5,000   30,243
    Obic Co., Ltd.                                                1,300   62,398
    Odakyu Electric Railway Co., Ltd.                             6,899  136,631
    Odelic Co., Ltd.                                                700   27,683
    Ogaki Kyoritsu Bank, Ltd. (The)                              39,000  150,518
    Ohashi Technica, Inc.                                         1,900   24,373
    Ohsho Food Service Corp.                                      1,300   50,459
    Oiles Corp.                                                   1,740   31,057
    Oita Bank, Ltd. (The)                                        17,000   63,699
    Oji Holdings Corp.                                           86,000  380,648
    Okabe Co., Ltd.                                               6,500   54,962
    Okamura Corp.                                                 7,600   75,327
    Okasan Securities Group, Inc.                                12,000   78,358
    Oki Electric Industry Co., Ltd.                              13,800  198,528
#   Okinawa Cellular Telephone Co.                                1,000   31,478
    Okinawa Electric Power Co., Inc. (The)                        2,250   52,079
#   OKK Corp.                                                    18,000   20,056
    OKUMA Corp.                                                  12,000  124,658
    Okumura Corp.                                                17,000  103,004
    Okura Industrial Co., Ltd.                                    8,000   37,963
    Okuwa Co., Ltd.                                               2,000   20,399
    Olympus Corp.                                                 4,600  159,134
    Omron Corp.                                                   4,900  201,042
    Ono Pharmaceutical Co., Ltd.                                  2,200   45,136
    Onoken Co., Ltd.                                              1,700   20,446
    Onward Holdings Co., Ltd.                                    15,000  110,744
    Open House Co., Ltd.                                          3,300   77,241
#   Optex Group Co., Ltd.                                         1,500   34,997
    Oracle Corp. Japan                                            1,300   72,840
    Organo Corp.                                                  5,000   21,371
*   Orient Corp.                                                 30,400   55,592
    Oriental Land Co., Ltd.                                       2,900  158,918
    Origin Electric Co., Ltd.                                     7,000   19,610
#   ORIX Corp.                                                   63,800  962,565
    Osaka Gas Co., Ltd.                                          44,000  164,931
    Osaka Soda Co., Ltd.                                          9,000   39,561
    Osaka Steel Co., Ltd.                                         1,400   26,108
    Osaki Electric Co., Ltd.                                      5,000   52,789

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
#   OSG Corp.                                                     13,600 $281,364
    OSJB Holdings Corp.                                           15,200   32,954
    Otsuka Corp.                                                   1,400   72,049
    Otsuka Holdings Co., Ltd.                                      4,200  193,486
    Otsuka Kagu, Ltd.                                              1,700   15,071
#   Outsourcing, Inc.                                                600   20,171
    Oyo Corp.                                                      2,200   28,088
    Pacific Industrial Co., Ltd.                                   6,100   75,414
#*  Pacific Metals Co., Ltd.                                      16,000   50,556
    Pack Corp. (The)                                               1,000   26,153
    PAL GROUP Holdings Co., Ltd.                                   1,600   40,738
    PALTAC Corp.                                                   4,300  111,160
    PanaHome Corp.                                                 9,000   76,294
    Panasonic Industrial Devices SUNX Co., Ltd.                    2,800   19,916
    Paramount Bed Holdings Co., Ltd.                               1,300   52,321
    Parco Co., Ltd.                                                2,500   24,362
    Park24 Co., Ltd.                                               4,100  113,163
#   Pasco Corp.                                                    4,000   15,019
#   Pasona Group, Inc.                                             4,200   28,693
    PC Depot Corp.                                                 3,900   21,622
    Pegasus Sewing Machine Manufacturing Co., Ltd.                 3,800   24,953
    Penta-Ocean Construction Co., Ltd.                            48,800  238,267
#*  PeptiDream, Inc.                                                 600   29,852
#   Pigeon Corp.                                                   6,800  184,733
    Pilot Corp.                                                    2,700  109,553
    Piolax, Inc.                                                   1,100   70,940
*   Pioneer Corp.                                                 50,400  110,629
    Plenus Co., Ltd.                                               1,900   41,281
    Pocket Card Co., Ltd.                                          5,900   31,294
#   Pola Orbis Holdings, Inc.                                        600   57,002
    Poletowin Pitcrew Holdings, Inc.                               1,300   12,602
    Press Kogyo Co., Ltd.                                          9,000   40,852
    Pressance Corp.                                                5,600   67,519
    Prestige International, Inc.                                   3,600   26,297
    Prima Meat Packers, Ltd.                                      21,000   82,035
    Proto Corp.                                                      800    9,895
    Qol Co., Ltd.                                                  4,000   52,043
    Raito Kogyo Co., Ltd.                                          5,100   53,517
#*  Rakuten, Inc.                                                  8,400   83,850
    Recruit Holdings Co., Ltd.                                     4,300  188,235
    Relo Group, Inc.                                                 600   88,197
    Renaissance, Inc.                                              2,600   34,978
    Rengo Co., Ltd.                                               26,000  158,784
    Resona Holdings, Inc.                                        108,000  584,720
#   Resorttrust, Inc.                                              2,600   47,902
    Rheon Automatic Machinery Co., Ltd.                            2,500   24,276
    Ricoh Co., Ltd.                                               43,400  387,193
    Ricoh Leasing Co., Ltd.                                        1,800   54,656
    Riken Corp.                                                      800   30,378
    Riken Keiki Co., Ltd.                                          2,300   34,610
    Riken Technos Corp.                                            5,000   25,074
    Riken Vitamin Co., Ltd.                                          500   19,714
    Ringer Hut Co., Ltd.                                           1,500   31,319

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Rinnai Corp.                                                    800 $ 67,986
    Rion Co., Ltd.                                                1,900   26,829
    Riso Kagaku Corp.                                             3,400   60,637
    Rock Field Co., Ltd.                                            600    8,671
    Rohm Co., Ltd.                                                3,100  198,233
    Rohto Pharmaceutical Co., Ltd.                                7,200  125,194
    Rokko Butter Co., Ltd.                                        1,100   23,536
    Roland DG Corp.                                               1,400   42,091
    Round One Corp.                                              10,800   77,702
#   Royal Holdings Co., Ltd.                                      1,900   32,235
    Ryobi, Ltd.                                                  17,000   77,687
    Ryoden Corp.                                                  5,000   32,913
#   Ryohin Keikaku Co., Ltd.                                        600  112,474
    Ryosan Co., Ltd.                                              3,800  118,007
    Ryoyo Electro Corp.                                           2,200   27,865
#   S Foods, Inc.                                                 1,400   37,993
    Sac's Bar Holdings, Inc.                                      1,200   13,039
    Saibu Gas Co., Ltd.                                          21,000   47,409
    Sakai Chemical Industry Co., Ltd.                            10,000   35,306
#   Sakai Moving Service Co., Ltd.                                1,000   26,652
    Sakai Ovex Co., Ltd.                                          1,500   23,982
    Sakata INX Corp.                                              4,800   62,894
    Sakata Seed Corp.                                             2,200   63,099
    Sala Corp.                                                    2,300   12,564
#   SAMTY Co., Ltd.                                               1,300   13,239
    San-A Co., Ltd.                                               1,400   64,925
    San-Ai Oil Co., Ltd.                                          6,000   46,076
    San-In Godo Bank, Ltd. (The)                                 12,000  100,176
    Sanden Holdings Corp.                                        16,000   50,579
    Sangetsu Corp.                                                5,400   95,586
*   Sanken Electric Co., Ltd.                                    20,000   93,883
    Sanki Engineering Co., Ltd.                                   6,200   52,846
    Sankyo Seiko Co., Ltd.                                        3,700   13,694
    Sankyo Tateyama, Inc.                                         4,200   62,826
    Sankyu, Inc.                                                 43,000  271,132
    Sanoh Industrial Co., Ltd.                                    1,500   10,882
#   Sanrio Co., Ltd.                                              4,200   82,367
    Sanshin Electronics Co., Ltd.                                 3,200   34,527
    Santen Pharmaceutical Co., Ltd.                               8,600  108,067
    Sanwa Holdings Corp.                                         23,100  215,023
    Sanyo Chemical Industries, Ltd.                               1,800   78,612
    Sanyo Denki Co., Ltd.                                         5,000   39,086
    Sanyo Electric Railway Co., Ltd.                              6,000   32,485
    Sanyo Housing Nagoya Co., Ltd.                                1,200   10,663
#   Sanyo Shokai, Ltd.                                           13,000   19,347
    Sanyo Special Steel Co., Ltd.                                17,000   90,042
#   Sato Holdings Corp.                                           3,400   72,999
    Satori Electric Co., Ltd.                                     3,200   20,862
    Sawada Holdings Co., Ltd.                                     2,100   17,145
    Sawai Pharmaceutical Co., Ltd.                                3,200  168,078
    Saxa Holdings, Inc.                                          13,000   28,757
    SBI Holdings, Inc.                                           21,900  302,302
    SBS Holdings, Inc.                                            3,100   22,183

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    SCREEN Holdings Co., Ltd.                                     3,800 $237,650
#   Scroll Corp.                                                  4,300   13,123
    SCSK Corp.                                                    1,200   45,045
    Secom Co., Ltd.                                               4,200  303,734
    Seibu Holdings, Inc.                                          3,300   55,605
    Seika Corp.                                                   2,000    6,107
    Seikitokyu Kogyo Co., Ltd.                                    3,600   15,873
    Seiko Epson Corp.                                            15,500  319,315
#   Seiko Holdings Corp.                                         15,000   54,323
    Seino Holdings Co., Ltd.                                     13,700  158,437
    Seiren Co., Ltd.                                              6,800   84,059
    Sekisui Chemical Co., Ltd.                                   24,000  391,621
#   Sekisui House, Ltd.                                          17,500  283,085
    Sekisui Jushi Corp.                                           2,600   41,440
    Sekisui Plastics Co., Ltd.                                    2,000   14,603
    Senko Co., Ltd.                                              16,700  106,992
    Senshu Ikeda Holdings, Inc.                                  27,400  125,881
    Senshukai Co., Ltd.                                           3,800   24,784
    Septeni Holdings Co., Ltd.                                    9,500   30,742
    Seria Co., Ltd.                                               1,600  108,928
    Seven & I Holdings Co., Ltd.                                 15,000  598,925
#   Seven Bank, Ltd.                                             45,200  129,494
    Shibusawa Warehouse Co., Ltd. (The)                           2,000    6,065
    Shibuya Corp.                                                 1,600   32,242
#   Shidax Corp.                                                  2,500   10,029
    Shiga Bank, Ltd. (The)                                       28,000  157,122
#   Shikoku Bank, Ltd. (The)                                     27,000   67,533
    Shikoku Chemicals Corp.                                       5,000   49,251
#*  Shikoku Electric Power Co., Inc.                              9,800   94,301
    Shima Seiki Manufacturing, Ltd.                               3,200  110,390
    Shimachu Co., Ltd.                                            5,800  141,883
    Shimamura Co., Ltd.                                           1,100  144,175
    Shimano, Inc.                                                   900  141,919
    Shimizu Bank, Ltd. (The)                                        700   22,225
    Shimizu Corp.                                                22,000  202,209
    Shin Nippon Air Technologies Co., Ltd.                        2,400   26,907
    Shin-Etsu Chemical Co., Ltd.                                  5,900  508,996
    Shin-Etsu Polymer Co., Ltd.                                   2,000   14,701
    Shinagawa Refractories Co., Ltd.                              5,000   12,612
    Shindengen Electric Manufacturing Co., Ltd.                   7,000   25,794
*   Shinkawa, Ltd.                                                2,200   16,727
    Shinko Electric Industries Co., Ltd.                          7,100   53,745
    Shinko Plantech Co., Ltd.                                     2,800   20,049
    Shinko Shoji Co., Ltd.                                        2,700   28,731
    Shinmaywa Industries, Ltd.                                   12,000  112,221
    Shinnihon Corp.                                               6,200   47,800
    Shinoken Group Co., Ltd.                                      2,500   41,917
    Shinsei Bank, Ltd.                                           73,000  125,555
    Shinsho Corp.                                                   200    4,340
    Ship Healthcare Holdings, Inc.                                6,300  167,560
    Shiseido Co., Ltd.                                            7,200  201,233
    Shizuoka Bank, Ltd. (The)                                    22,000  191,436
    Shizuoka Gas Co., Ltd.                                        6,600   42,837

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
JAPAN -- (Continued)
    Shoei Foods Corp.                                             1,000 $   19,310
    Shofu, Inc.                                                   1,000     12,013
*   Shoko Co., Ltd.                                              14,000     12,507
    Showa Corp.                                                   5,500     37,847
    Showa Denko K.K.                                             18,900    310,153
    Showa Sangyo Co., Ltd.                                       11,000     58,273
#   Showa Shell Sekiyu K.K.                                      10,000     98,026
#   Siix Corp.                                                    2,600     94,748
    Sinanen Holdings Co., Ltd.                                      600     11,697
    Sinfonia Technology Co., Ltd.                                16,000     40,883
#   Sinko Industries, Ltd.                                        1,100     13,740
    Sintokogio, Ltd.                                              5,100     46,362
    SKY Perfect JSAT Holdings, Inc.                              20,400     91,804
    Skylark Co., Ltd.                                             8,700    117,759
    SMC Corp.                                                       700    191,085
    SMK Corp.                                                     6,000     21,818
    SMS Co., Ltd.                                                 1,800     43,193
    SNT Corp.                                                     4,100     25,668
    Sodick Co., Ltd.                                              3,700     32,317
    SoftBank Group Corp.                                         13,900  1,070,852
    Software Service, Inc.                                          100      4,668
    Sogo Medical Co., Ltd.                                        1,600     58,603
    Sohgo Security Services Co., Ltd.                             2,800    105,352
    Sompo Holdings, Inc.                                         11,100    401,928
    Sotetsu Holdings, Inc.                                       20,000    101,109
#   Sparx Group Co., Ltd.                                         1,600      3,193
    SPK Corp.                                                     1,400     30,906
    Square Enix Holdings Co., Ltd.                                3,800    108,927
    Srg Takamiya Co., Ltd.                                        1,100      5,816
    St Marc Holdings Co., Ltd.                                    2,200     66,288
    Stanley Electric Co., Ltd.                                    9,700    273,271
    Star Micronics Co., Ltd.                                      2,200     33,333
    Start Today Co., Ltd.                                         6,900    129,965
    Starts Corp., Inc.                                            5,000     86,986
    Starzen Co., Ltd.                                               500     21,072
    Stella Chemifa Corp.                                            800     24,308
    Studio Alice Co., Ltd.                                        1,400     26,784
    Sugi Holdings Co., Ltd.                                       2,300    107,038
#   Sumco Corp.                                                  26,800    418,995
    Sumida Corp.                                                  2,700     26,756
    Suminoe Textile Co., Ltd.                                     8,000     19,386
    Sumitomo Corp.                                               27,800    348,494
    Sumitomo Densetsu Co., Ltd.                                   1,900     21,549
    Sumitomo Electric Industries, Ltd.                           32,300    469,992
    Sumitomo Forestry Co., Ltd.                                  15,300    210,467
    Sumitomo Heavy Industries, Ltd.                              59,000    405,647
    Sumitomo Metal Mining Co., Ltd.                              24,000    325,157
    Sumitomo Mitsui Construction Co., Ltd.                       98,100    104,164
    Sumitomo Mitsui Financial Group, Inc.                        32,500  1,275,040
    Sumitomo Mitsui Trust Holdings, Inc.                          7,800    290,732
    Sumitomo Osaka Cement Co., Ltd.                              47,000    189,256
    Sumitomo Precision Products Co., Ltd.                         6,000     18,658
    Sumitomo Real Estate Sales Co., Ltd.                          1,220     27,760

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    Sumitomo Realty & Development Co., Ltd.                       10,000 $270,516
    Sumitomo Riko Co., Ltd.                                        3,300   34,077
    Sumitomo Rubber Industries, Ltd.                              18,700  292,074
    Sumitomo Seika Chemicals Co., Ltd.                             1,400   58,272
    Sumitomo Warehouse Co., Ltd. (The)                            16,000   86,044
    Sun Frontier Fudousan Co., Ltd.                                2,200   19,560
    Sundrug Co., Ltd.                                              1,200   82,753
    Suntory Beverage & Food, Ltd.                                  2,000   85,095
    Suruga Bank, Ltd.                                              4,700  107,075
    Suzuken Co., Ltd.                                              7,750  255,866
*   SWCC Showa Holdings Co., Ltd.                                 31,000   24,453
    Sysmex Corp.                                                   2,600  156,208
    Systena Corp.                                                  2,100   33,691
    T Hasegawa Co., Ltd.                                           2,000   34,074
    T RAD Co., Ltd.                                                8,000   20,501
    T&D Holdings, Inc.                                            23,800  352,586
    T&K Toka Co., Ltd.                                             1,400   12,875
    T-Gaia Corp.                                                   2,200   36,005
    Tabuchi Electric Co., Ltd.                                     3,000   10,682
    Tachi-S Co., Ltd.                                              3,600   59,362
    Tachibana Eletech Co., Ltd.                                    1,080   13,010
    Tadano, Ltd.                                                  13,000  159,419
    Taihei Dengyo Kaisha, Ltd.                                     4,000   38,306
    Taiheiyo Cement Corp.                                        160,000  559,086
    Taiho Kogyo Co., Ltd.                                          1,600   23,315
    Taikisha, Ltd.                                                 2,200   54,397
    Taiko Bank, Ltd. (The)                                        13,000   29,096
    Taisei Corp.                                                  41,000  291,247
    Taisei Lamick Co., Ltd.                                          200    5,504
    Taisho Pharmaceutical Holdings Co., Ltd.                         500   42,263
    Taiyo Holdings Co., Ltd.                                       1,300   52,508
    Taiyo Yuden Co., Ltd.                                         16,800  204,898
    Takagi Securities Co., Ltd.                                    9,000   16,960
    Takamatsu Construction Group Co., Ltd.                           500   11,299
    Takaoka Toko Co., Ltd.                                         1,200   25,272
#   Takara Leben Co., Ltd.                                        17,300   96,849
    Takara Standard Co., Ltd.                                      4,500   75,686
    Takasago International Corp.                                   1,600   42,820
    Takasago Thermal Engineering Co., Ltd.                         3,900   53,293
    Takashima & Co., Ltd.                                          6,000   10,669
    Takashimaya Co., Ltd.                                         29,000  249,747
#*  Takata Corp.                                                   3,800   17,927
    Take And Give Needs Co., Ltd.                                    700    4,619
    Takeei Corp.                                                   1,700   15,409
    Takeuchi Manufacturing Co., Ltd.                               6,300  133,718
    Takihyo Co., Ltd.                                              3,000   12,457
    Takiron Co., Ltd.                                              6,000   28,354
    Takisawa Machine Tool Co., Ltd.                                7,000   10,589
    Takuma Co., Ltd.                                               7,000   60,622
#   Tama Home Co., Ltd.                                            4,700   22,894
    Tamron Co., Ltd.                                               1,800   32,621
    Tamura Corp.                                                   7,000   26,756
    Tanseisha Co., Ltd.                                            5,400   42,487

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Tatsuta Electric Wire and Cable Co., Ltd.                     2,100 $  8,592
    Tayca Corp.                                                   4,000   25,146
    TBK Co., Ltd.                                                 3,000   13,090
    TDK Corp.                                                     9,000  646,887
    TechnoPro Holdings, Inc.                                      1,700   58,731
    Teijin, Ltd.                                                 22,400  472,792
    Teikoku Electric Manufacturing Co., Ltd.                      2,000   18,096
    Teikoku Sen-I Co., Ltd.                                       1,000   13,483
#   Temp Holdings Co., Ltd.                                       4,300   74,572
    Tenma Corp.                                                     700   12,732
    THK Co., Ltd.                                                13,600  335,120
    TIS, Inc.                                                     8,400  190,330
    TKC Corp.                                                     2,100   63,402
    Toa Corp.(6894508)                                            2,000   31,709
    Toa Corp.(6894434)                                            2,500   22,768
    Toa Oil Co., Ltd.                                            10,000   13,375
    TOA ROAD Corp.                                                7,000   21,137
    Toagosei Co., Ltd.                                           16,200  173,421
    Tobishima Corp.                                              28,700   44,948
    Tobu Railway Co., Ltd.                                       18,000   91,354
    TOC Co., Ltd.                                                 2,400   18,969
    Tocalo Co., Ltd.                                              2,100   47,715
    Tochigi Bank, Ltd. (The)                                      8,000   40,667
    Toda Corp.                                                   19,000  104,325
    Toda Kogyo Corp.                                              8,000   20,314
    Toei Co., Ltd.                                                8,000   71,158
    Toenec Corp.                                                  5,000   24,606
    Togami Electric Manufacturing Co., Ltd.                       5,000   22,243
    Toho Bank, Ltd. (The)                                        27,000  101,447
    Toho Co., Ltd                                                   600   13,249
    Toho Co., Ltd.                                                2,800   80,749
    Toho Gas Co., Ltd.                                           19,000  142,134
#   Toho Holdings Co., Ltd.                                       7,200  155,336
#   Toho Titanium Co., Ltd.                                       2,700   21,527
    Toho Zinc Co., Ltd.                                          21,000   91,466
#   Tohoku Bank, Ltd. (The)                                       7,000    9,654
    Tohoku Electric Power Co., Inc.                              10,600  129,400
    Tokai Carbon Co., Ltd.                                       26,000   93,469
    Tokai Corp.                                                     400   14,059
#   TOKAI Holdings Corp.                                         11,500   82,005
    Tokai Rika Co., Ltd.                                          8,200  163,200
    Tokai Tokyo Financial Holdings, Inc.                         18,900  104,963
    Token Corp.                                                   1,110   78,433
    Tokio Marine Holdings, Inc.                                  19,100  796,355
    Tokushu Tokai Paper Co., Ltd.                                 1,400   49,739
*   Tokuyama Corp.                                               58,000  259,585
    Tokyo Broadcasting System Holdings, Inc.                      2,900   49,942
    Tokyo Century Corp.                                           6,600  224,180
    Tokyo Dome Corp.                                              8,500   80,630
*   Tokyo Electric Power Co. Holdings, Inc.                      30,900  118,350
    Tokyo Electron Device, Ltd.                                   2,000   27,947
    Tokyo Electron, Ltd.                                          2,100  217,528
    Tokyo Energy & Systems, Inc.                                  2,000   17,829

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    Tokyo Gas Co., Ltd.                                           30,000 $133,136
#   Tokyo Keiki, Inc.                                             10,000   22,455
    Tokyo Ohka Kogyo Co., Ltd.                                     3,100  110,755
    Tokyo Rope Manufacturing Co., Ltd.                             1,800   30,444
    Tokyo Seimitsu Co., Ltd.                                       3,500  114,558
    Tokyo Steel Manufacturing Co., Ltd.                           12,900  116,262
    Tokyo Tatemono Co., Ltd.                                      19,700  260,891
    Tokyo Tekko Co., Ltd.                                          5,000   21,232
    Tokyo Theatres Co., Inc.                                       8,000   11,813
    Tokyo TY Financial Group, Inc.                                 3,522  122,510
    Tokyu Construction Co., Ltd.                                  14,040  110,439
    Tokyu Corp.                                                   25,000  184,121
    Tokyu Fudosan Holdings Corp.                                  44,343  259,223
    Toli Corp.                                                     4,000   14,105
    Tomoe Corp.                                                    5,400   17,334
    Tomoe Engineering Co., Ltd.                                      900   15,278
#   Tomoku Co., Ltd.                                              11,000   32,643
    TOMONY Holdings, Inc.                                         16,800   89,407
    Tomy Co., Ltd.                                                 9,900  105,288
    Tonami Holdings Co., Ltd.                                      6,000   19,019
    TonenGeneral Sekiyu K.K.                                       9,000  105,841
    Topcon Corp.                                                   8,900  136,422
    Toppan Forms Co., Ltd.                                         5,300   54,974
    Toppan Printing Co., Ltd.                                     22,000  215,951
    Topre Corp.                                                    5,100  129,925
    Topy Industries, Ltd.                                          3,100   86,641
    Toray Industries, Inc.                                        33,000  285,745
    Toridoll Holdings Corp.                                        2,200   48,098
    Torishima Pump Manufacturing Co., Ltd.                         2,900   28,685
    Tosei Corp.                                                    2,900   19,585
*   Toshiba Corp.                                                208,000  446,031
    Toshiba Machine Co., Ltd.                                     13,000   56,607
#   Toshiba Plant Systems & Services Corp.                         3,700   55,738
*   Toshiba TEC Corp.                                             19,000  104,060
    Tosho Co., Ltd.                                                  900   41,878
    Tosho Printing Co., Ltd.                                       5,000   20,859
    Tosoh Corp.                                                   62,000  468,433
    Totetsu Kogyo Co., Ltd.                                        1,700   50,084
    TOTO, Ltd.                                                     4,199  169,120
    Tottori Bank, Ltd. (The)                                         300    5,047
    Towa Bank, Ltd. (The)                                         56,000   56,881
    Towa Corp.                                                     4,100   58,872
#   Towa Pharmaceutical Co., Ltd.                                    900   35,170
    Toyo Construction Co., Ltd.                                   10,400   37,539
    Toyo Denki Seizo K.K.                                            800   11,731
    Toyo Engineering Corp.                                        14,000   37,326
    Toyo Ink SC Holdings Co., Ltd.                                26,000  126,907
    Toyo Kanetsu K.K.                                              8,000   23,731
    Toyo Kohan Co., Ltd.                                           4,600   16,707
    Toyo Securities Co., Ltd.                                      7,000   16,507
    Toyo Seikan Group Holdings, Ltd.                              12,900  237,922
    Toyo Suisan Kaisha, Ltd.                                       3,000  107,044
    Toyo Tanso Co., Ltd.                                           1,400   23,482

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    Toyo Tire & Rubber Co., Ltd.                                  16,200 $196,522
    Toyo Wharf & Warehouse Co., Ltd.                              15,000   24,684
    Toyobo Co., Ltd.                                             121,000  196,158
    Toyoda Gosei Co., Ltd.                                         9,400  226,434
    Toyota Boshoku Corp.                                           6,300  139,680
    Toyota Industries Corp.                                        3,800  183,388
    Toyota Tsusho Corp.                                           17,800  489,607
    TPR Co., Ltd.                                                  3,000   85,523
    Trancom Co., Ltd.                                              1,000   48,173
    Transcosmos, Inc.                                                900   23,614
*   Trend Micro, Inc.                                              3,500  135,824
    Trusco Nakayama Corp.                                          3,400   77,224
    TS Tech Co., Ltd.                                              5,800  148,024
    TSI Holdings Co., Ltd.                                         9,800   70,092
    Tsubakimoto Chain Co.                                         20,000  160,221
    Tsugami Corp.                                                  6,000   36,612
    Tsukada Global Holdings Inc                                    1,700    9,803
    Tsukishima Kikai Co., Ltd.                                     3,600   38,649
    Tsukuba Bank, Ltd.                                             6,800   20,617
    Tsukui Corp.                                                   7,000   47,362
    Tsumura & Co.                                                  7,100  206,896
    Tsuruha Holdings, Inc.                                         1,100  103,402
    Tsurumi Manufacturing Co., Ltd.                                2,000   27,621
    Tsutsumi Jewelry Co., Ltd.                                     1,500   25,859
    TV Asahi Holdings Corp.                                        2,500   50,051
    Tv Tokyo Holdings Corp.                                          600   12,292
#*  U-Shin, Ltd.                                                   1,400   10,883
    UACJ Corp.                                                    36,000  113,179
    Ube Industries, Ltd.                                         168,000  403,936
    Uchida Yoko Co., Ltd.                                          1,400   30,221
    UKC Holdings Corp.                                             1,600   31,075
    Ulvac, Inc.                                                    6,500  230,254
    Unicharm Corp.                                                 5,900  132,880
*   Uniden Holdings Corp.                                         10,000   14,687
    Union Tool Co.                                                 1,200   33,476
    Unipres Corp.                                                  4,900  103,379
    United Arrows, Ltd.                                            1,700   48,021
    United Super Markets Holdings, Inc.                            3,900   34,093
*   Unitika, Ltd.                                                 50,000   35,795
    Unizo Holdings Co., Ltd.                                       1,400   39,820
    Usen Corp.                                                     6,500   21,814
    Ushio, Inc.                                                   11,700  148,507
    USS Co., Ltd.                                                  6,200  108,818
#*  UT Group Co., Ltd.                                             2,700   25,463
    V Technology Co., Ltd.                                           400   62,947
    Valor Holdings Co., Ltd.                                       6,500  168,897
#   Vital KSK Holdings, Inc.                                       5,400   48,159
    VT Holdings Co., Ltd.                                         14,400   70,022
    Wacoal Holdings Corp.                                         14,000  169,658
#   Wacom Co., Ltd.                                                9,900   30,043
    Wakachiku Construction Co., Ltd.                              15,000   20,177
    Wakita & Co., Ltd.                                             3,600   33,311
    Warabeya Nichiyo Holdings Co., Ltd.                            1,700   37,001

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    WATAMI Co., Ltd.                                              2,300 $ 22,455
    Weathernews, Inc.                                               900   27,879
#   Welcia Holdings Co., Ltd.                                     1,065   58,614
#   West Holdings Corp.                                           3,200   23,103
#   World Holdings Co., Ltd.                                      1,200   21,795
    Wowow, Inc.                                                   1,000   31,681
    Xebio Holdings Co., Ltd.                                      2,700   40,341
    Yahagi Construction Co., Ltd.                                 2,300   21,634
    Yahoo Japan Corp.                                            17,800   74,703
    Yakult Honsha Co., Ltd.                                       1,100   56,530
    YAMABIKO Corp.                                                2,400   33,636
#   Yamada Denki Co., Ltd.                                       34,000  187,320
#   Yamagata Bank, Ltd. (The)                                    16,000   68,462
    Yamaguchi Financial Group, Inc.                              17,000  185,218
#   Yamaichi Electronics Co., Ltd.                                3,000   34,490
#   Yamanashi Chuo Bank, Ltd. (The)                              18,000   84,646
#   Yamatane Corp.                                                1,400   20,169
    Yamato Holdings Co., Ltd.                                    14,100  284,162
    Yamato Kogyo Co., Ltd.                                        5,000  149,508
    Yamazaki Baking Co., Ltd.                                    11,100  223,229
    Yamazen Corp.                                                 4,500   38,502
    Yaoko Co., Ltd.                                               2,100   85,324
    Yaskawa Electric Corp.                                       13,900  250,644
    Yasuda Logistics Corp.                                          600    3,984
    Yellow Hat, Ltd.                                              2,000   45,807
    Yodogawa Steel Works, Ltd.                                    3,200   91,274
    Yokogawa Bridge Holdings Corp.                                3,600   45,827
    Yokogawa Electric Corp.                                      22,300  356,355
#   Yokohama Reito Co., Ltd.                                      5,100   46,577
    Yokohama Rubber Co., Ltd. (The)                              16,200  284,912
    Yondoshi Holdings, Inc.                                       1,300   28,605
    Yorozu Corp.                                                  2,100   29,183
    Yoshinoya Holdings Co., Ltd.                                    900   12,967
    Yuasa Trading Co., Ltd.                                       1,500   40,550
    Yumeshin Holdings Co., Ltd.                                   2,600   18,270
    Yurtec Corp.                                                  4,000   29,165
    Yusen Logistics Co., Ltd.                                     1,400   13,908
    Yushiro Chemical Industry Co., Ltd.                           2,000   25,827
    Yutaka Giken Co., Ltd.                                          200    4,146
#   Zenitaka Corp. (The)                                          6,000   25,405
    Zenkoku Hosho Co., Ltd.                                       2,900  100,373
    Zenrin Co., Ltd.                                              2,300   44,653
    Zensho Holdings Co., Ltd.                                     9,400  161,379
    Zeon Corp.                                                   24,000  275,407
    ZERIA Pharmaceutical Co., Ltd.                                2,300   36,280
    Zojirushi Corp.                                               4,000   52,258

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- ------------
JAPAN -- (Continued)
    Zuken, Inc.                                                      500 $      5,686
                                                                         ------------
TOTAL JAPAN                                                               138,849,111
                                                                         ------------
NETHERLANDS -- (2.4%)
    Aalberts Industries NV                                        12,804      449,432
    Accell Group                                                   3,291       77,181
    Aegon NV                                                     122,864      667,826
    Akzo Nobel NV                                                 20,088    1,363,278
#*  Altice NV Class A                                              8,629      189,440
*   Altice NV Class B                                              3,103       68,483
    AMG Advanced Metallurgical Group NV                            3,771       69,861
    Amsterdam Commodities NV                                       2,100       46,576
#   APERAM SA                                                      5,781      273,404
    Arcadis NV                                                    10,147      137,974
*   ArcelorMittal                                                 77,848      607,023
    ASM International NV                                           6,745      332,554
    ASML Holding NV(B908F01)                                       3,081      374,020
    ASML Holding NV(B929F46)                                         886      107,581
    BE Semiconductor Industries NV                                 4,999      180,503
    Beter Bed Holding NV                                           1,401       24,348
    BinckBank NV                                                   7,357       42,167
    Boskalis Westminster                                          11,983      443,346
    Brunel International NV                                        2,935       51,498
    Coca-Cola European Partners P.L.C.                               496       17,128
    Corbion NV                                                     9,365      239,868
    Delta Lloyd NV                                                44,004      253,348
*   Fugro NV                                                       6,233       98,311
#   Gemalto NV(B9MS8P5)                                            7,325      425,696
    Gemalto NV(B011JK4)                                            1,476       85,658
    GrandVision NV                                                 2,117       50,482
#*  Heijmans NV                                                    1,782       11,873
    Hunter Douglas NV                                                 97        6,079
    IMCD Group NV                                                  2,704      121,448
    ING Groep NV                                                  87,401    1,255,598
    ING Groep NV Sponsored ADR                                       924       13,287
    KAS Bank NV                                                    1,078        9,929
    Kendrion NV                                                    1,490       42,309
    Koninklijke Ahold Delhaize NV                                 46,076      981,585
    Koninklijke Ahold Delhaize NV Sponsored ADR                    2,089       44,423
    Koninklijke BAM Groep NV                                      31,322      147,782
#   Koninklijke KPN NV                                           243,597      701,796
    Koninklijke Vopak NV                                          10,451      448,923
#   Nederland Apparatenfabriek                                       310       11,788
    NN Group NV                                                   12,549      444,433
*   OCI NV                                                         3,896       73,535
*   Ordina NV                                                      9,133       19,576
    Randstad Holding NV                                           11,580      673,720
    Refresco Group NV                                              2,273       34,332
    RELX NV                                                       22,194      374,872
    RELX NV Sponsored ADR                                          1,443       24,294

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------ -----------
NETHERLANDS -- (Continued)
    SBM Offshore NV                                              25,273 $   411,125
    Sligro Food Group NV                                          2,835     102,855
    Telegraaf Media Groep NV                                        752       4,822
    TKH Group NV                                                  5,175     209,762
#*  TomTom NV                                                    16,509     151,339
    Unilever NV(904784709)                                       20,396     829,097
    Unilever NV(B12T3J1)                                          5,302     215,059
    Van Lanschot NV                                                 566      12,237
    Wessanen                                                      8,129     115,382
    Wolters Kluwer NV                                            19,213     734,738
                                                                        -----------
TOTAL NETHERLANDS                                                        14,904,984
                                                                        -----------
NEW ZEALAND -- (0.4%)
#*  a2 Milk Co., Ltd.                                            18,994      30,854
    Air New Zealand, Ltd.                                        66,075     101,847
    Auckland International Airport, Ltd.                         53,560     268,651
    Chorus, Ltd.                                                 27,807      82,724
    Contact Energy, Ltd.                                         48,151     168,734
    EBOS Group, Ltd.                                              9,936     123,144
    Fisher & Paykel Healthcare Corp., Ltd.                       30,399     193,844
    Fletcher Building, Ltd.                                      19,845     152,894
    Fonterra Co-operative Group, Ltd.                             3,264      14,824
    Freightways, Ltd.                                             8,155      41,782
    Genesis Energy, Ltd.                                         26,397      41,832
#   Heartland Bank, Ltd.                                         14,481      16,785
    Infratil, Ltd.                                               39,735      83,657
    Kathmandu Holdings, Ltd.                                      8,507      11,791
#   Mainfreight, Ltd.                                             9,715     149,082
    Mercury NZ, Ltd.                                             14,712      33,153
    Meridian Energy, Ltd.                                        15,516      29,978
    Metlifecare, Ltd.                                            17,485      71,578
    New Zealand Oil & Gas, Ltd.                                  76,358      35,804
    New Zealand Refining Co., Ltd. (The)                          4,942       9,799
#   NZME, Ltd.                                                   18,597       9,177
#   Port of Tauranga, Ltd.                                       19,685      60,498
    Restaurant Brands New Zealand, Ltd.                           4,411      17,924
#   Ryman Healthcare, Ltd.                                       14,109      90,182
#   Skellerup Holdings, Ltd.                                     11,366      13,169
    SKY Network Television, Ltd.                                 47,578     161,965
    Spark New Zealand, Ltd.                                      92,215     237,608
#   Summerset Group Holdings, Ltd.                               15,582      56,612
    Tilt Renewables, Ltd.                                         3,203       5,405
    Tourism Holdings, Ltd.                                        7,773      22,310
    Tower, Ltd.                                                  17,032      10,243
    Trade Me Group, Ltd.                                         34,995     129,904
    Trustpower, Ltd.                                              3,203      10,909
    Vector, Ltd.                                                 12,512      29,496
    Warehouse Group, Ltd. (The)                                   9,073      17,453
*   Xero, Ltd.                                                    2,235      31,025

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
NEW ZEALAND -- (Continued)
    Z Energy, Ltd.                                                 3,804 $   20,312
                                                                         ----------
TOTAL NEW ZEALAND                                                         2,586,949
                                                                         ----------
NORWAY -- (1.0%)
    ABG Sundal Collier Holding ASA                                33,517     21,184
    AF Gruppen ASA                                                   821     15,179
#*  Akastor ASA                                                   13,509     24,199
#   Aker ASA Class A                                               4,254    176,401
    Aker BP ASA                                                   11,645    211,886
*   Aker Solutions ASA                                            16,508     89,016
    American Shipping Co. ASA                                      2,375      8,779
    Atea ASA                                                      14,476    140,883
    Austevoll Seafood ASA                                         11,022    101,945
    Bakkafrost P/F                                                 3,647    140,170
    Bonheur ASA                                                    1,193     12,009
    Borregaard ASA                                                15,336    168,788
    BW LPG, Ltd.                                                   8,509     43,386
*   BW Offshore, Ltd.                                             11,392     33,246
    DNB ASA                                                       23,133    385,917
#*  DNO ASA                                                       64,266     67,263
    Ekornes ASA                                                    2,881     39,856
    Entra ASA                                                      3,802     41,007
#*  Fred Olsen Energy ASA                                          4,932     10,628
#   Frontline, Ltd.                                                5,286     36,545
    Gjensidige Forsikring ASA                                      4,380     75,375
    Grieg Seafood ASA                                              8,925     74,899
*   Hexagon Composites ASA                                         3,890     13,035
    Hoegh LNG Holdings Ltd                                         2,182     24,268
*   Kongsberg Automotive ASA                                      69,568     49,173
*   Kvaerner ASA                                                  23,002     30,283
    Leroy Seafood Group ASA                                        1,710     95,207
    Marine Harvest ASA                                            13,447    237,420
#*  Nordic Semiconductor ASA                                       8,150     34,338
    Norsk Hydro ASA                                               60,910    347,451
#*  Norske Skogindustrier ASA                                     31,267     10,424
#*  Norwegian Air Shuttle ASA                                      5,211    170,111
    Ocean Yield ASA                                                5,885     44,613
*   Odfjell SE Class A                                               203        804
    Olav Thon Eiendomsselskap ASA                                    658     12,613
    Opera Software ASA                                             9,437     42,431
    Orkla ASA                                                     10,762    100,407
#*  Petroleum Geo-Services ASA                                    27,371     90,962
*   Prosafe SE                                                       604      2,509
    Protector Forsikring ASA                                       6,034     53,798
#*  REC Silicon ASA                                              334,585     52,367
    Salmar ASA                                                     3,252     92,042
#   Schibsted ASA Class A                                          1,268     33,530
    Schibsted ASA Class B                                          1,832     45,614
#*  Seadrill, Ltd.(B0HWHV8)                                        8,487     15,871
#*  Seadrill, Ltd.(B09RMQ1)                                       15,042     29,471
*   Solstad Offshore ASA                                             578        761
#*  Songa Offshore                                                 2,726     10,511
    SpareBank 1 SR-Bank ASA                                       19,091    141,945

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
NORWAY -- (Continued)
    Statoil ASA                                                   44,667 $  832,914
    Statoil ASA Sponsored ADR                                      3,101     57,896
    Stolt-Nielsen, Ltd.                                            2,560     38,671
*   Storebrand ASA                                                39,285    239,547
*   Subsea 7 SA                                                   25,335    344,748
    Telenor ASA                                                   10,957    173,695
    TGS Nopec Geophysical Co. ASA                                 13,381    321,271
    Tomra Systems ASA                                              9,964    109,047
    Veidekke ASA                                                   5,525     82,110
    XXL ASA                                                          432      4,978
    Yara International ASA                                         5,664    238,826
                                                                         ----------
TOTAL NORWAY                                                              6,144,223
                                                                         ----------
PORTUGAL -- (0.3%)
    Altri SGPS SA                                                 17,850     78,291
*   Banco BPI SA                                                  56,401     69,083
#*  Banco Comercial Portugues SA Class R                          29,215      4,954
*   Banco Espirito Santo SA                                      114,362         --
    CTT-Correios de Portugal SA                                   11,478     64,030
    EDP--Energias de Portugal SA                                  58,343    169,668
    EDP Renovaveis SA                                             23,708    152,309
    Galp Energia SGPS SA                                          36,078    531,581
    Jeronimo Martins SGPS SA                                      10,651    180,274
    Mota-Engil SGPS SA                                            17,035     29,623
    Navigator Co. SA (The)                                        42,396    154,413
    NOS SGPS SA                                                   36,632    206,254
#   REN--Redes Energeticas Nacionais SGPS SA                      17,419     47,982
    Semapa-Sociedade de Investimento e Gestao                      1,737     24,662
    Sonae SGPS SA                                                 88,773     76,413
    Teixeira Duarte SA                                            12,108      2,601
                                                                         ----------
TOTAL PORTUGAL                                                            1,792,138
                                                                         ----------
SINGAPORE -- (1.1%)
    Accordia Golf Trust                                           32,400     15,413
    Ascendas India Trust                                          45,400     33,745
*   Boustead Projects, Ltd.                                        2,700      1,404
    Boustead Singapore, Ltd.                                      31,600     18,095
    Breadtalk Group, Ltd.                                         12,000     10,959
    Bukit Sembawang Estates, Ltd.                                  8,400     29,232
    CapitaLand, Ltd.                                              69,600    162,429
    Centurion Corp., Ltd.                                         37,000      9,297
    China Aviation Oil Singapore Corp., Ltd.                      21,900     23,566
    Chip Eng Seng Corp., Ltd.                                     30,000     14,119
    City Developments, Ltd.                                       16,300    106,993
    ComfortDelGro Corp., Ltd.                                    118,000    201,921
    CSE Global, Ltd.                                              44,000     14,328
    CWT, Ltd.                                                     22,000     31,173
    Dairy Farm International Holdings, Ltd.                        4,300     36,022
    DBS Group Holdings, Ltd.                                      48,957    661,897
    Del Monte Pacific, Ltd.                                       53,748     12,840
    Delfi, Ltd.                                                   26,800     42,577
*   Dyna-Mac Holdings, Ltd.                                       42,000      5,277

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
SINGAPORE -- (Continued)
*   Ezion Holdings, Ltd.                                         167,752 $ 49,012
#*  Ezra Holdings, Ltd.                                          190,010    6,458
*   Falcon Energy Group, Ltd.                                     77,000    7,775
#   First Resources, Ltd.                                         68,800   93,894
    Fragrance Group, Ltd.                                         64,000    7,953
    Frasers Centrepoint, Ltd.                                     12,900   14,427
*   Gallant Venture, Ltd.                                         52,000    4,545
    GL, Ltd.                                                      45,000   25,081
    Global Logistic Properties, Ltd.                              52,300   96,388
*   Global Premium Hotels, Ltd.                                    5,120    1,082
    Golden Agri-Resources, Ltd.                                  438,500  131,898
    Great Eastern Holdings, Ltd.                                   1,600   23,364
    GuocoLand, Ltd.                                                5,000    6,510
*   Halcyon Agri Corp., Ltd.                                      15,213    7,598
    Haw Par Corp., Ltd.                                            1,700   11,593
    Ho Bee Land, Ltd.                                             17,000   26,845
    Hong Fok Corp., Ltd.                                          25,300   11,906
    Hongkong Land Holdings, Ltd.                                  14,400   97,254
    Hutchison Port Holdings Trust                                344,500  146,524
    Hyflux, Ltd.                                                  43,000   15,845
    Indofood Agri Resources, Ltd.                                119,900   45,595
    Japfa, Ltd.                                                   17,400   12,838
    Jardine Cycle & Carriage, Ltd.                                 3,866  113,364
    k1 Ventures, Ltd.                                             16,400   10,354
    Keppel Corp., Ltd.                                            75,800  332,617
    Keppel Infrastructure Trust                                   62,725   22,031
    Lian Beng Group, Ltd.                                         48,000   15,791
    M1, Ltd.                                                      33,700   48,026
    Metro Holdings, Ltd.                                          42,200   31,746
    Midas Holdings, Ltd.                                         112,000   18,253
*   Nam Cheong, Ltd.                                             118,000    4,705
*   Noble Group, Ltd.                                            848,300  102,594
    OUE, Ltd.                                                     42,500   55,175
    Oversea-Chinese Banking Corp., Ltd.                          107,660  718,050
    Oxley Holdings, Ltd.                                          35,000   11,566
    Pan-United Corp., Ltd.                                        16,800    7,348
    Penguin International, Ltd.                                   28,666    5,023
    QAF, Ltd.                                                     29,082   29,984
*   Raffles Education Corp., Ltd.                                103,000   14,160
    Rotary Engineering, Ltd.                                      10,000    2,624
    SATS, Ltd.                                                    47,000  176,128
    SembCorp Industries, Ltd.                                     95,900  214,172
    SembCorp Marine, Ltd.                                         62,600   66,234
    Sheng Siong Group, Ltd.                                       39,000   25,746
    Sinarmas Land, Ltd.                                          116,000   36,956
    Singapore Airlines, Ltd.                                      51,400  362,012
    Singapore Exchange, Ltd.                                      28,200  148,333
    Singapore Post, Ltd.                                         149,600  155,969
    Singapore Press Holdings, Ltd.                                53,200  130,458
#   Singapore Telecommunications, Ltd.(B02PY22)                  103,300  284,012
    Singapore Telecommunications, Ltd.(B02PY00)                   25,600   70,080
#   Sino Grandness Food Industry Group, Ltd.                      46,000    8,500
    Stamford Land Corp., Ltd.                                     35,000   12,671

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
SINGAPORE -- (Continued)
    StarHub, Ltd.                                                 30,800 $   64,848
    Sunningdale Tech, Ltd.                                        26,600     21,190
    Super Group, Ltd.                                             34,000     31,103
*   Swiber Holdings, Ltd.                                         23,999      1,393
#*  Tat Hong Holdings, Ltd.                                       50,600     12,954
    Tuan Sing Holdings, Ltd.                                     103,000     21,932
    UMS Holdings, Ltd.                                            22,000      9,658
    United Engineers, Ltd.                                        55,800    112,038
    United Industrial Corp., Ltd.                                  7,000     14,060
    United Overseas Bank, Ltd.                                    27,426    407,878
    UOB-Kay Hian Holdings, Ltd.                                    4,000      3,611
    UOL Group, Ltd.                                               35,351    160,107
    Venture Corp., Ltd.                                           35,000    253,192
    Vibrant Group, Ltd.                                           65,537     15,878
    Wee Hur Holdings, Ltd.                                        81,000     14,108
    Wheelock Properties Singapore, Ltd.                            9,300     10,768
    Wilmar International, Ltd.                                    32,000     88,064
    Wing Tai Holdings, Ltd.                                       58,700     72,381
*   Yongnam Holdings, Ltd.                                        39,750      5,545
                                                                         ----------
TOTAL SINGAPORE                                                           6,831,062
                                                                         ----------
SPAIN -- (2.7%)
    Abertis Infraestructuras SA                                   22,446    321,644
    Acciona SA                                                     4,591    356,163
    Acerinox SA                                                   14,530    199,812
    ACS Actividades de Construccion y Servicios SA                17,069    526,070
    Adveo Group International SA                                      65        269
    Aena SA                                                        1,756    255,370
    Almirall SA                                                    8,069    130,070
    Amadeus IT Group SA                                           13,657    631,784
    Applus Services SA                                            10,480    119,787
    Atresmedia Corp de Medios de Comunicacion SA                   6,825     77,672
    Banco Bilbao Vizcaya Argentaria SA                           186,843  1,270,641
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR               2,510     17,096
    Banco de Sabadell SA                                         452,347    682,916
#   Banco Popular Espanol SA                                     262,325    271,633
    Banco Santander SA                                           371,783  2,077,099
    Bankia SA                                                    277,134    292,974
    Bankinter SA                                                  60,199    484,547
    Bolsas y Mercados Espanoles SHMSF SA                           7,169    226,324
    CaixaBank SA                                                  99,634    365,209
    Cellnex Telecom SA                                             9,746    138,781
*   Cementos Portland Valderrivas SA                                 950      6,115
    Cia de Distribucion Integral Logista Holdings SA               1,937     46,821
    Cie Automotive SA                                              6,579    122,399
    Construcciones y Auxiliar de Ferrocarriles SA                  1,770     71,876
    Distribuidora Internacional de Alimentacion SA                56,634    299,751
#*  Duro Felguera SA                                               4,050      5,210
    Ebro Foods SA                                                  7,228    149,183
    Elecnor SA                                                     1,420     14,241
    Enagas SA                                                     19,021    467,141
    Ence Energia y Celulosa SA                                    17,819     47,562
    Endesa SA                                                     11,727    241,840

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
SPAIN -- (Continued)
*   Ercros SA                                                     15,303 $    35,952
    Faes Farma SA                                                 26,328      97,620
    Ferrovial SA                                                  19,527     354,460
    Fluidra SA                                                     2,916      13,753
    Gamesa Corp. Tecnologica SA                                   21,617     454,572
    Gas Natural SDG SA                                            23,915     461,321
    Grupo Catalana Occidente SA                                    3,591     117,066
    Iberdrola SA(BYXLF46)                                          3,380      21,288
    Iberdrola SA(B288C92)                                        152,110     960,750
*   Indra Sistemas SA                                              5,559      61,236
    Industria de Diseno Textil SA                                 12,804     423,499
    Inmobiliaria Colonial SA                                      14,761     108,503
    Laboratorios Farmaceuticos Rovi SA                                13         183
*   Liberbank SA                                                  43,582      48,375
    Mapfre SA                                                    117,421     356,026
    Mediaset Espana Comunicacion SA                               17,968     219,920
    Melia Hotels International SA                                  5,483      70,511
*   NH Hotel Group SA                                             14,565      64,453
#   Obrascon Huarte Lain SA                                       15,732      53,434
    Papeles y Cartones de Europa SA                                7,268      43,876
*   Pharma Mar SA                                                  7,549      24,667
*   Promotora de Informaciones SA Class A                          3,939      22,341
    Prosegur Cia de Seguridad SA                                  31,891     200,980
*   Realia Business SA                                            19,186      18,709
    Red Electrica Corp. SA                                        19,246     344,158
    Repsol SA                                                     43,088     638,637
*   Sacyr SA                                                      42,178     109,841
    Saeta Yield SA                                                 1,736      15,484
*   Talgo SA                                                       5,800      29,128
    Tecnicas Reunidas SA                                           3,693     146,636
    Telefonica SA                                                 99,024     958,066
    Telefonica SA Sponsored ADR                                    2,163      20,851
    Tubacex SA                                                     6,641      20,771
*   Tubos Reunidos SA                                              7,475       7,433
    Vidrala SA                                                     2,114     114,744
    Viscofan SA                                                    5,085     258,583
    Zardoya Otis SA                                               13,717     115,780
                                                                         -----------
TOTAL SPAIN                                                               16,931,607
                                                                         -----------
SWEDEN -- (2.6%)
    AAK AB                                                         2,268     150,614
    Acando AB                                                     15,009      50,426
*   AddLife AB                                                     1,213      20,090
    AddTech AB Class B                                             5,275      91,113
    AF AB Class B                                                  4,591      91,690
#   Alfa Laval AB                                                 10,837     202,610
    Assa Abloy AB Class B                                         22,536     426,437
    Atrium Ljungberg AB Class B                                    2,696      41,913
    Avanza Bank Holding AB                                         1,808      82,800
    Axfood AB                                                      6,708     110,298
    B&B Tools AB Class B                                           2,710      62,083
    Beijer Alma AB                                                 2,417      67,714
    Bilia AB Class A                                               6,875     165,182

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
SWEDEN -- (Continued)
    BillerudKorsnas AB                                           23,937 $398,793
    BioGaia AB Class B                                              926   33,532
    Boliden AB                                                   30,871  900,580
*   Bonava AB                                                       374    5,737
*   Bonava AB Class B                                             6,486   99,861
    Bulten AB                                                     2,126   22,597
    Bure Equity AB                                                6,723   75,869
#   Byggmax Group AB                                              7,731   52,433
    Castellum AB                                                 16,246  223,800
    Clas Ohlson AB Class B                                        6,230   98,287
    Cloetta AB Class B                                           20,574   69,390
    Com Hem Holding AB                                            9,508   99,753
    Concentric AB                                                 9,782  131,673
*   Dios Fastigheter AB(BDRJYQ4)                                  5,104   25,383
#   Dios Fastigheter AB(B1323T9)                                  6,382   31,778
*   Doro AB                                                       2,536   15,217
    Duni AB                                                       4,409   63,060
    Electrolux AB Series B                                       10,383  276,095
    Elekta AB Class B                                            14,944  135,209
#   Eltel AB                                                      5,823   32,931
    Enea AB                                                       2,198   24,424
    Fabege AB                                                     9,332  158,906
#   Fagerhult AB                                                    775   24,998
#*  Fastighets AB Balder Class B                                  3,678   75,280
*   Fingerprint Cards AB Class B                                 19,879  120,992
    Getinge AB Class B                                           12,083  195,202
    Granges AB                                                    5,376   59,679
    Gunnebo AB                                                    3,716   17,698
    Haldex AB                                                     5,611   76,336
    Hemfosa Fastigheter AB                                        9,766   90,352
    Hennes & Mauritz AB Class B                                  13,520  386,834
    Hexagon AB Class B                                            5,049  199,722
    Hexpol AB                                                    21,350  206,778
    HIQ International AB                                          5,035   36,601
    Holmen AB Class B                                             6,683  244,520
    Hufvudstaden AB Class A                                       5,938   94,613
    Husqvarna AB Class A                                          3,743   31,417
    Husqvarna AB Class B                                         42,784  358,330
#   ICA Gruppen AB                                                3,953  129,179
    Indutrade AB                                                 10,578  214,657
#   Intrum Justitia AB                                            6,932  233,372
    Inwido AB                                                     4,496   48,381
    ITAB Shop Concept AB Class B                                    846    8,133
    JM AB                                                         9,597  289,397
    KappAhl AB                                                    7,240   43,314
    Klovern AB Class B                                           36,412   38,344
    KNOW IT AB                                                    1,527   15,078
    Kungsleden AB                                                14,455   93,138
    Lagercrantz Group AB Class B                                  3,867   35,251
    Lifco AB Class B                                              1,029   29,424
    Lindab International AB                                       8,854   76,962
    Loomis AB Class B                                             9,100  266,336
*   Lundin Petroleum AB                                           5,054  109,067

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
SWEDEN -- (Continued)
#*  Medivir AB Class B                                             2,235 $ 22,316
#   Mekonomen AB                                                   2,474   52,887
    Millicom International Cellular SA                             4,704  232,953
    Modern Times Group MTG AB Class B                              5,356  165,083
#   MQ Holding AB                                                  4,787   19,029
#   Mycronic AB                                                    9,725  110,904
    NCC AB Class B                                                 7,964  195,870
*   Net Insight AB Class B                                        41,405   39,278
    New Wave Group AB Class B                                      4,131   25,727
    Nibe Industrier AB Class B                                    23,396  192,947
    Nobia AB                                                      19,935  179,242
    Nolato AB Class B                                              3,468  102,767
    Nordea Bank AB                                                67,030  809,204
    OEM International AB Class B                                     160    2,926
    Peab AB                                                       21,564  176,672
    Pricer AB Class B                                             19,106   22,996
    Proact IT Group AB                                               795   14,204
    Probi AB                                                         221   13,167
    Ratos AB Class B                                              23,927  129,023
#   RaySearch Laboratories AB                                        965   20,168
#   Recipharm AB Class B                                             510    7,271
    Rezidor Hotel Group AB                                         8,921   36,084
    Sagax AB Class B                                               1,961   17,882
    Sandvik AB                                                    38,936  525,582
#*  SAS AB                                                        23,872   38,661
    Scandi Standard AB                                             5,604   35,892
    Sectra AB Class B                                              2,309   40,388
    Securitas AB Class B                                          16,440  261,780
    Semcon AB                                                      1,792    9,878
    Skandinaviska Enskilda Banken AB Class A                      31,138  349,767
    Skanska AB Class B                                            13,923  340,419
    SkiStar AB                                                     1,784   31,418
#*  SSAB AB Class A(BPRBWK4)                                       2,180    8,967
#*  SSAB AB Class A(B17H0S8)                                      28,159  115,746
*   SSAB AB Class B(BPRBWM6)                                      12,326   41,544
*   SSAB AB Class B(B17H3F6)                                      62,499  210,673
    Svenska Cellulosa AB SCA Class A                               1,061   33,503
    Svenska Cellulosa AB SCA Class B                              20,828  626,747
    Svenska Handelsbanken AB Class A                              31,732  473,718
    Svenska Handelsbanken AB Class B                               1,524   22,770
    Sweco AB Class B                                               4,541  100,225
    Swedbank AB Class A                                           20,661  522,414
*   Swedish Orphan Biovitrum AB                                    6,693   85,651
    Systemair AB                                                     168    2,430
    Tele2 AB Class B                                              38,451  339,009
    Telia Co AB                                                  140,557  570,161
    Thule Group AB (The)                                           1,772   28,747
    Trelleborg AB Class B                                         21,853  453,354
    Victoria Park AB Class B                                       9,440   24,283
    Wallenstam AB Class B                                         13,930  109,327

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------ -----------
SWEDEN -- (Continued)
    Wihlborgs Fastigheter AB                                      5,650 $   107,850
                                                                        -----------
TOTAL SWEDEN                                                             16,487,167
                                                                        -----------
SWITZERLAND -- (4.8%)
    ABB, Ltd.                                                    53,053   1,264,297
#   ABB, Ltd. Sponsored ADR                                       6,352     151,305
    Actelion, Ltd.                                                3,078     803,643
    Adecco Group AG                                              14,263   1,020,586
    Allreal Holding AG                                            1,581     240,124
*   Alpiq Holding AG                                                542      45,480
    ALSO Holding AG                                                 248      24,699
#   ams AG                                                        9,419     324,480
    APG SGA SA                                                       94      42,779
*   Arbonia AG                                                    3,998      68,909
    Aryzta AG                                                     8,514     234,519
    Ascom Holding AG                                              5,396      90,465
    Autoneum Holding AG                                             518     135,466
    Bachem Holding AG Class B                                       401      44,281
    Baloise Holding AG                                            6,088     783,909
    Bank Coop AG                                                    318      13,910
    Banque Cantonale de Geneve                                       57      17,058
    Banque Cantonale Vaudoise                                       435     297,153
    Basler Kantonalbank                                             117       8,044
    Belimo Holding AG                                                42     134,993
    Bell AG                                                         130      54,746
    Bellevue Group AG                                               604      10,506
#   Berner Kantonalbank AG                                          283      52,223
    BKW AG                                                        1,274      64,352
    Bobst Group SA                                                  987      72,068
    Bossard Holding AG Class A                                    1,313     218,631
    Bucher Industries AG                                            935     253,758
#   Burckhardt Compression Holding AG                               339     100,059
    Burkhalter Holding AG                                           390      55,042
    Calida Holding AG                                               368      13,812
    Carlo Gavazzi Holding AG                                         35       9,249
    Cembra Money Bank AG                                          3,017     227,796
    Cham Paper Holding AG                                             3         997
    Cie Financiere Richemont SA                                  10,354     806,366
    Cie Financiere Tradition SA                                     367      29,861
    Clariant AG                                                  36,295     680,213
    Coltene Holding AG                                              595      46,446
    Conzzeta AG                                                      57      45,729
    COSMO Pharmaceuticals NV                                        170      28,914
    Credit Suisse Group AG                                        8,183     124,915
    Credit Suisse Group AG Sponsored ADR                         81,256   1,235,092
    Daetwyler Holding AG                                          1,176     179,404
    DKSH Holding AG                                               4,027     297,732
    dormakaba Holding AG                                            332     257,776
*   Dufry AG                                                      4,390     626,701
#   EFG International AG                                          9,812      59,561
    Emmi AG                                                         304     190,579
    EMS-Chemie Holding AG                                           318     164,152
    Energiedienst Holding AG                                        346       9,053

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
SWITZERLAND -- (Continued)
    Feintool International Holding AG                               276 $ 34,986
    Flughafen Zuerich AG                                          2,455  482,800
    Forbo Holding AG                                                138  190,308
    Galenica AG                                                     454  497,762
    GAM Holding AG                                               16,315  166,477
    Geberit AG                                                    1,177  503,038
    Georg Fischer AG                                                659  543,105
    Givaudan SA                                                     309  557,078
    Gurit Holding AG                                                 46   35,644
    Helvetia Holding AG                                             774  437,986
    HOCHDORF Holding AG                                              63   19,342
    Huber & Suhner AG                                             1,153   71,828
    Implenia AG                                                   2,068  154,803
    Inficon Holding AG                                              262  110,696
    Interroll Holding AG                                             89  104,433
    Intershop Holding AG                                            103   52,148
    IWG P.L.C.                                                   97,208  306,238
    Julius Baer Group, Ltd.                                      14,568  684,852
    Jungfraubahn Holding AG                                         110   10,764
    Kardex AG                                                     1,084  108,725
    Komax Holding AG                                                476  124,883
    Kudelski SA                                                   5,386   98,675
    Kuehne + Nagel International AG                               1,563  213,862
    LEM Holding SA                                                   41   38,315
    Liechtensteinische Landesbank AG                              1,066   48,271
    Logitech International SA(H50430232)                          9,093  260,696
    Logitech International SA(B18ZRK2)                            5,413  155,028
    Luzerner Kantonalbank AG                                        403  166,878
    MCH Group AG                                                     97    6,965
    Metall Zug AG Class B                                            21   75,473
*   Meyer Burger Technology AG                                    9,014    7,229
    Mobilezone Holding AG                                         1,960   28,878
    Mobimo Holding AG                                               834  218,381
#   OC Oerlikon Corp. AG                                         23,256  263,830
*   Orascom Development Holding AG                                1,275    6,448
#   Orell Fuessli Holding AG                                         12    1,505
    Orior AG                                                        610   49,429
    Partners Group Holding AG                                       732  369,929
    Phoenix Mecano AG                                                35   17,659
    Plazza AG                                                        40    9,009
    PSP Swiss Property AG                                         3,502  315,110
    Rieter Holding AG                                               450   85,420
    Romande Energie Holding SA                                        3    3,816
*   Schaffner Holding AG                                             96   24,857
*   Schmolz + Bickenbach AG                                      51,419   34,371
    Schweiter Technologies AG                                       131  147,725
    SFS Group AG                                                    136   11,964
    SGS SA                                                          174  369,190
    Sika AG                                                         152  798,798
    Sonova Holding AG                                             3,333  441,306
    St Galler Kantonalbank AG                                       244   98,775
    Straumann Holding AG                                            676  272,811
    Sulzer AG                                                     2,017  228,280

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
SWITZERLAND -- (Continued)
    Sunrise Communications Group AG                                3,834 $   259,894
    Swatch Group AG (The)(7184725)                                 1,271     450,449
    Swatch Group AG (The)(7184736)                                 2,559     178,797
    Swiss Life Holding AG                                          2,610     792,363
    Swiss Prime Site AG                                            4,533     377,613
    Swiss Re AG                                                   10,301     962,614
    Swisscom AG                                                      950     419,089
    Swissquote Group Holding SA                                      748      18,331
    Syngenta AG                                                    3,528   1,499,447
    Tamedia AG                                                       246      36,864
    Temenos Group AG                                               5,716     415,629
    u-blox Holding AG                                                602     108,679
*   UBS Group AG(H42097107)                                       60,036     967,180
    UBS Group AG(BRJL176)                                         17,996     292,459
    Valiant Holding AG                                             1,890     200,936
    Valora Holding AG                                                431     144,266
    Vaudoise Assurances Holding SA                                   120      59,662
    Vetropack Holding AG                                              16      30,155
    Vontobel Holding AG                                            2,788     156,106
    VP Bank AG                                                       236      25,826
    VZ Holding AG                                                    149      44,872
    Walliser Kantonalbank                                             10         780
    Walter Meier AG                                                   85       3,187
    Ypsomed Holding AG                                               205      37,994
*   Zehnder Group AG                                               1,200      40,102
    Zug Estates Holding AG Class B                                    17      28,577
    Zuger Kantonalbank AG                                              9      46,865
    Zurich Insurance Group AG                                      3,373     971,335
                                                                         -----------
TOTAL SWITZERLAND                                                         30,298,683
                                                                         -----------
UNITED KINGDOM -- (16.2%)
    3i Group P.L.C.                                               45,299     400,160
    A.G. Barr P.L.C.                                              15,356      97,156
    AA P.L.C.                                                     19,919      61,271
    Aberdeen Asset Management P.L.C.                             127,873     423,190
    Acacia Mining P.L.C.                                          23,015     124,807
    Acal P.L.C.                                                    2,600       7,659
    Admiral Group P.L.C.                                          14,935     334,605
#*  Afren P.L.C.                                                  38,660          --
    Aggreko P.L.C.                                                31,960     406,131
    Amec Foster Wheeler P.L.C.                                    40,909     228,724
*   Anglo American P.L.C.                                         49,061     845,728
    Anglo Pacific Group P.L.C.                                    20,199      33,571
#   Antofagasta P.L.C.                                            41,551     439,015
    Arrow Global Group P.L.C.                                      8,069      31,509
    Ashmore Group P.L.C.                                          31,150     121,875
    Ashtead Group P.L.C.                                          49,049     994,437
    Associated British Foods P.L.C.                                3,790     114,212
    Auto Trader Group P.L.C.                                      34,459     174,039
    AVEVA Group P.L.C.                                             6,407     154,057
    Aviva P.L.C.                                                  44,557     268,272
    Avon Rubber P.L.C.                                             2,375      30,763
    B&M European Value Retail SA                                  52,413     198,583

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
UNITED KINGDOM -- (Continued)
    Balfour Beatty P.L.C.                                         67,741 $  221,064
    Barclays P.L.C. Sponsored ADR                                100,158  1,108,749
    Barratt Developments P.L.C.                                  103,716    625,464
    BBA Aviation P.L.C.                                           98,199    346,341
    Beazley P.L.C.                                                60,474    309,361
    Bellway P.L.C.                                                17,459    547,212
    Berendsen P.L.C.                                              28,023    294,246
    Berkeley Group Holdings P.L.C.                                18,064    638,012
    BGEO Group P.L.C.                                              3,049    113,516
    BHP Billiton P.L.C. ADR                                       48,655  1,780,286
    Bloomsbury Publishing P.L.C.                                     364        775
    Bodycote P.L.C.                                               26,121    219,796
    Bovis Homes Group P.L.C.                                      15,498    161,315
    BP P.L.C.                                                    249,628  1,490,912
    BP P.L.C. Sponsored ADR                                       62,322  2,242,341
    Braemar Shipping Services P.L.C.                                 266        835
    Brammer P.L.C.                                                18,962     39,266
    Brewin Dolphin Holdings P.L.C.                                44,575    175,683
    Britvic P.L.C.                                                24,320    191,728
    BT Group P.L.C.                                              177,424    680,423
    BT Group P.L.C. Sponsored ADR                                  1,608     31,131
*   BTG P.L.C.                                                    21,676    146,055
    Bunzl P.L.C.                                                  10,423    274,756
    Burberry Group P.L.C.                                         31,082    642,758
*   Cairn Energy P.L.C.                                           70,678    202,385
    Cape P.L.C.                                                   19,349     43,956
    Capita P.L.C.                                                 28,750    181,388
    Capital & Counties Properties P.L.C.                          56,128    192,560
    Card Factory P.L.C.                                           23,090     72,575
    Carillion P.L.C.                                              52,504    142,741
    Carnival P.L.C.                                                  608     32,527
#   Carnival P.L.C. ADR                                            5,689    309,311
*   Carpetright P.L.C.                                               246        584
    Centamin P.L.C.                                              161,589    319,523
    Centrica P.L.C.                                              269,114    761,867
    Chesnara P.L.C.                                                4,390     19,892
    Cineworld Group P.L.C.                                        26,025    201,422
*   Circassia Pharmaceuticals P.L.C.                              29,532     33,390
    Clarkson P.L.C.                                                  750     22,145
    Close Brothers Group P.L.C.                                   20,334    371,882
    Cobham P.L.C.                                                213,213    364,847
    Coca-Cola HBC AG                                              13,883    317,339
    Communisis P.L.C.                                             19,147     11,069
    Compass Group P.L.C.                                          23,331    415,226
    Computacenter P.L.C.                                           9,675     96,589
    Connect Group P.L.C.                                          18,166     31,553
    Consort Medical P.L.C.                                         3,514     43,055
    Costain Group P.L.C.                                          13,037     60,939
    Countrywide P.L.C.                                            18,971     42,066
    Cranswick P.L.C.                                               4,401    128,328
    Crest Nicholson Holdings P.L.C.                               21,837    139,528
    Croda International P.L.C.                                     9,413    397,479
*   CYBG P.L.C.                                                   12,385     44,352

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
UNITED KINGDOM -- (Continued)
    Daejan Holdings P.L.C.                                           554 $   44,168
    Daily Mail & General Trust P.L.C. Class A                     32,370    282,704
    Dairy Crest Group P.L.C.                                      19,989    149,723
    DCC P.L.C.                                                     6,235    502,935
    De La Rue P.L.C.                                              12,322     91,599
    Debenhams P.L.C.                                             140,138     92,781
    Dechra Pharmaceuticals P.L.C.                                  8,908    163,395
    Devro P.L.C.                                                  29,151     60,509
*   Dialight P.L.C.                                                2,572     28,510
    Dignity P.L.C.                                                 4,226    130,116
    Diploma P.L.C.                                                16,045    205,060
    Direct Line Insurance Group P.L.C.                           168,714    755,805
    Dixons Carphone P.L.C.                                        87,877    350,538
    Domino's Pizza Group P.L.C.                                   48,143    219,924
    Drax Group P.L.C.                                             32,541    151,963
    DS Smith P.L.C.                                               98,264    549,286
    Dunelm Group P.L.C.                                            9,332     79,985
    E2V Technologies P.L.C.                                       10,701     36,505
    easyJet P.L.C.                                                17,979    215,533
    Electrocomponents P.L.C.                                      61,471    375,941
    Elementis P.L.C.                                              60,159    203,382
*   EnQuest P.L.C.                                               142,691     81,091
    esure Group P.L.C.                                            25,761     65,251
    Euromoney Institutional Investor P.L.C.                        3,971     55,940
*   Evraz P.L.C.                                                  44,279    124,547
    Experian P.L.C.                                               29,939    578,189
    Fenner P.L.C.                                                 26,781    105,955
*   Ferrexpo P.L.C.                                               28,992     55,573
    Fidessa Group P.L.C.                                           4,123    119,719
*   Findel P.L.C.                                                  3,077      8,254
*   Firstgroup P.L.C.                                             90,756    119,004
    Foxtons Group P.L.C.                                          38,161     46,697
    Fresnillo P.L.C.                                              10,219    187,584
    G4S P.L.C.                                                   196,923    634,419
    Galliford Try P.L.C.                                           8,548    145,523
    Gem Diamonds, Ltd.                                            15,725     24,206
    Genus P.L.C.                                                   5,542    119,673
    GKN P.L.C.                                                   179,485    778,208
*   Glencore P.L.C.                                              362,503  1,501,372
    Go-Ahead Group P.L.C.                                          3,949    111,814
*   Gocompare.Com Group P.L.C.                                    25,761     27,627
    Grafton Group P.L.C.                                          27,545    203,074
    Grainger P.L.C.                                               29,216     87,594
    Greencore Group P.L.C.                                        96,345    286,806
    Greggs P.L.C.                                                 14,923    183,106
    Halfords Group P.L.C.                                         27,607    126,026
    Halma P.L.C.                                                  39,042    454,872
    Hargreaves Lansdown P.L.C.                                     6,857    117,142
    Hays P.L.C.                                                  188,893    363,475
    Headlam Group P.L.C.                                           2,088     14,278
    Helical P.L.C.                                                11,457     42,433
#   Henderson Group P.L.C.                                       111,068    306,560
    Henry Boot P.L.C.                                              3,282      8,548

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
UNITED KINGDOM -- (Continued)
    Hill & Smith Holdings P.L.C.                                   9,793 $  148,540
    Hiscox, Ltd.                                                  32,479    420,287
    Hochschild Mining P.L.C.                                      15,460     48,182
    HomeServe P.L.C.                                              37,800    284,910
    Howden Joinery Group P.L.C.                                   60,309    287,307
    HSBC Holdings P.L.C. Sponsored ADR                           107,520  4,580,352
    Hunting P.L.C.                                                16,094    113,009
    IG Group Holdings P.L.C.                                      49,707    334,155
*   Imagination Technologies Group P.L.C.                         19,547     58,710
    IMI P.L.C.                                                    38,564    567,445
    Inchcape P.L.C.                                               54,457    492,878
    Indivior P.L.C.                                               37,986    141,855
    Informa P.L.C.                                                74,117    609,272
    Inmarsat P.L.C.                                               82,557    632,535
    InterContinental Hotels Group P.L.C.                           5,397    250,619
#   InterContinental Hotels Group P.L.C. ADR                       7,710    357,975
    Intermediate Capital Group P.L.C.                              6,273     54,774
    International Consolidated Airlines Group SA                  73,944    445,178
    Interserve P.L.C.                                             16,368     66,649
    Intertek Group P.L.C.                                         11,109    475,539
    Investec P.L.C.                                               67,872    481,555
*   IP Group P.L.C.                                               35,664     86,357
    ITE Group P.L.C.                                              43,815     86,270
    ITV P.L.C.                                                   143,823    369,054
    J Sainsbury P.L.C.                                           206,764    672,720
    James Fisher & Sons P.L.C.                                     6,807    130,335
    Jardine Lloyd Thompson Group P.L.C.                           18,475    239,754
    JD Sports Fashion P.L.C.                                      55,490    243,042
    John Menzies P.L.C.                                           12,719     95,603
    John Wood Group P.L.C.                                        34,524    365,227
    Johnson Matthey P.L.C.                                        17,096    701,241
    JRP Group P.L.C.                                               1,121      2,061
    Jupiter Fund Management P.L.C.                                56,020    284,032
*   KAZ Minerals P.L.C.                                           38,944    231,079
    KCOM Group P.L.C.                                             86,400     97,276
    Keller Group P.L.C.                                           10,733    109,937
    Kier Group P.L.C.                                             12,204    212,261
    Kingfisher P.L.C.                                            108,351    459,711
    Laird P.L.C.                                                  30,082     62,839
*   Lamprell P.L.C.                                               19,335     22,282
    Lancashire Holdings, Ltd.                                     18,313    156,370
    Laura Ashley Holdings P.L.C.                                  59,628     14,290
    Lavendon Group P.L.C.                                          9,762     33,090
    Legal & General Group P.L.C.                                 335,686    995,542
*   Liberty Global P.L.C. Class A                                  3,806    138,841
*   Liberty Global P.L.C. Series C                                 9,330    327,763
*   Liberty Global P.L.C. LiLAC Class A                              510     11,740
*   Liberty Global P.L.C. LiLAC Class C                            1,254     27,999
    Lloyds Banking Group P.L.C.                                  771,036    632,404
    Lloyds Banking Group P.L.C. ADR                              368,008  1,221,787
    London Stock Exchange Group P.L.C.                             6,972    279,143
*   Lonmin P.L.C.                                                 14,920     23,971
    Lookers P.L.C.                                                48,675     76,547

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
UNITED KINGDOM -- (Continued)
    Low & Bonar P.L.C.                                            25,791 $   22,560
    LSL Property Services P.L.C.                                   6,199     15,978
    Man Group P.L.C.                                             167,266    280,874
    Marks & Spencer Group P.L.C.                                 162,493    688,744
    Marshalls P.L.C.                                              29,939    109,184
    McBride P.L.C.                                                28,239     57,705
    Mears Group P.L.C.                                             6,617     42,250
    Meggitt P.L.C.                                                53,694    283,180
    Melrose Industries P.L.C.                                    268,035    659,892
    Merlin Entertainments P.L.C.                                  64,135    385,588
    Micro Focus International P.L.C.                              18,885    510,841
    Millennium & Copthorne Hotels P.L.C.                          14,939     81,292
#   Mitie Group P.L.C.                                            49,951    126,384
    Mondi P.L.C.                                                  11,107    245,488
    Moneysupermarket.com Group P.L.C.                             44,229    183,681
    Morgan Advanced Materials P.L.C.                              47,500    180,460
    Morgan Sindall Group P.L.C.                                    3,994     41,148
*   Mothercare P.L.C.                                             18,334     26,206
    N Brown Group P.L.C.                                          16,501     45,526
    National Express Group P.L.C.                                 55,721    237,687
    National Grid P.L.C.                                           2,435     28,522
    National Grid P.L.C. Sponsored ADR                             9,218    538,976
    NCC Group P.L.C.                                              20,594     48,004
    NEX Group P.L.C.                                              24,270    175,402
    Next P.L.C.                                                    4,890    235,947
    Norcros P.L.C.                                                 6,916     14,723
    Northgate P.L.C.                                              18,189    116,369
    Novae Group P.L.C.                                             3,127     24,739
*   Ocado Group P.L.C.                                            33,861    106,323
    Old Mutual P.L.C.                                            235,957    619,604
    OneSavings Bank P.L.C.                                         2,726     11,634
*   Ophir Energy P.L.C.                                           82,042     97,080
    Oxford Instruments P.L.C.                                      4,135     36,889
    Pagegroup P.L.C.                                              49,021    267,013
    Paragon Group of Cos. P.L.C. (The)                            30,511    155,370
    PayPoint P.L.C.                                                8,942    108,550
*   Paysafe Group P.L.C.                                          37,671    181,583
    Pearson P.L.C.                                                 7,907     61,643
    Pearson P.L.C. Sponsored ADR                                  25,110    194,351
    Pendragon P.L.C.                                             157,034     68,874
    Pennon Group P.L.C.                                           24,080    240,749
    Persimmon P.L.C.                                              37,591    915,580
*   Petra Diamonds, Ltd.                                          64,535    123,212
    Petrofac, Ltd.                                                10,340    119,729
*   Petropavlovsk P.L.C.                                         321,040     27,381
    Pets at Home Group P.L.C.                                      7,962     20,036
    Phoenix Group Holdings                                        21,613    205,180
    Photo-Me International P.L.C.                                 33,318     64,576
    Polypipe Group P.L.C.                                         23,268     99,064
*   Premier Foods P.L.C.                                         108,282     54,187
*   Premier Oil P.L.C.                                            48,544     51,541
    Provident Financial P.L.C.                                    13,293    457,751
    Prudential P.L.C. ADR                                         44,266  1,717,078

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
UNITED KINGDOM -- (Continued)
    PZ Cussons P.L.C.                                             23,621 $   90,613
    Randgold Resources, Ltd.                                       5,206    443,141
    Rathbone Brothers P.L.C.                                       2,791     73,070
*   Raven Russia, Ltd.                                            20,145     12,076
    Redrow P.L.C.                                                 29,452    164,809
#   RELX P.L.C. Sponsored ADR                                     28,757    523,665
    Renishaw P.L.C.                                                4,959    177,963
*   Renold P.L.C.                                                  9,728      6,779
    Rentokil Initial P.L.C.                                      127,498    367,374
    Ricardo P.L.C.                                                 6,075     73,094
    Rightmove P.L.C.                                               7,525    381,421
    Rio Tinto P.L.C. Sponsored ADR                                34,553  1,547,629
    Rolls-Royce Holdings P.L.C.                                  124,927  1,052,213
    Rotork P.L.C.                                                117,528    378,622
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR             41,964    235,838
    Royal Dutch Shell P.L.C. Class A                              58,831  1,595,603
    Royal Dutch Shell P.L.C. Class B                              13,291    375,401
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A               74,078  4,029,102
    Royal Dutch Shell P.L.C. Sponsored ADR, Class B               43,432  2,496,037
    Royal Mail P.L.C.                                             79,733    414,082
    RPC Group P.L.C.                                              36,130    487,901
    RPS Group P.L.C.                                              25,396     72,884
    RSA Insurance Group P.L.C.                                    85,043    615,753
    Saga P.L.C.                                                   28,510     66,245
    Sage Group P.L.C. (The)                                       37,789    292,265
    Savills P.L.C.                                                20,489    200,213
    Schroders P.L.C.(0239581)                                      2,770     76,028
    Schroders P.L.C.(0240549)                                     12,432    461,081
    SDL P.L.C.                                                     6,858     42,256
    Senior P.L.C.                                                 58,470    145,928
*   Sepura P.L.C.                                                  4,663      1,116
*   Serco Group P.L.C.                                            64,316    116,812
    Servelec Group P.L.C.                                          2,347      8,611
    Severfield P.L.C.                                             33,709     34,043
    Severn Trent P.L.C.                                           12,514    358,695
    Shanks Group P.L.C.                                           65,653     78,304
*   Shawbrook Group P.L.C.                                         3,356     10,563
    SIG P.L.C.                                                    79,072    102,238
    Sky P.L.C.                                                    38,048    480,723
    Smith & Nephew P.L.C.                                         32,995    493,594
    Smith & Nephew P.L.C. Sponsored ADR                              750     22,785
    Smiths Group P.L.C.                                           37,001    701,312
    Soco International P.L.C.                                     27,557     53,304
    Spectris P.L.C.                                               14,319    435,711
    Speedy Hire P.L.C.                                            39,882     25,664
    Spirax-Sarco Engineering P.L.C.                                7,415    402,746
    Spirent Communications P.L.C.                                 43,367     53,201
#*  Sports Direct International P.L.C.                            33,799    121,299
    SSE P.L.C.                                                    44,793    842,046
    SSP Group P.L.C.                                              29,965    147,380
    St. Ives P.L.C.                                                2,904      2,673
    St. James's Place P.L.C.                                      28,183    381,275
    St. Modwen Properties P.L.C.                                  30,221    121,065

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- ------------
UNITED KINGDOM -- (Continued)
    Stagecoach Group P.L.C.                                       35,993 $     95,046
*   Standard Chartered P.L.C.                                    109,555    1,072,800
    Standard Life P.L.C.                                          89,489      390,983
    Sthree P.L.C.                                                  5,020       20,203
    Stobart Group, Ltd.                                            6,398       14,431
    SuperGroup P.L.C.                                              7,191      135,890
    Synthomer P.L.C.                                              50,816      288,820
    TalkTalk Telecom Group P.L.C.                                 44,588       87,927
    Tate & Lyle P.L.C.                                            43,035      363,747
    Taylor Wimpey P.L.C.                                         430,331      908,519
    Ted Baker P.L.C.                                               2,457       87,966
    Telecom Plus P.L.C.                                            7,187      110,169
*   Tesco P.L.C.                                                 464,145    1,140,200
*   Thomas Cook Group P.L.C.                                     169,558      186,342
    Topps Tiles P.L.C.                                            21,095       22,123
    TP ICAP P.L.C.                                                48,564      284,071
    Travis Perkins P.L.C.                                         25,278      463,617
    Trifast P.L.C.                                                 6,091       15,800
    Trinity Mirror P.L.C.                                         44,827       58,821
    TT Electronics P.L.C.                                         14,705       27,570
    TUI AG(B11LJN4)                                               20,624      302,257
    TUI AG(5666292)                                               17,393      255,263
*   Tullow Oil P.L.C.                                             63,235      235,635
    U & I Group P.L.C.                                             8,612       17,596
    UBM P.L.C.                                                    34,720      308,512
    UDG Healthcare P.L.C.                                         24,106      194,973
    Unilever P.L.C.                                                3,266      132,292
    Unilever P.L.C. Sponsored ADR                                 33,461    1,375,582
    UNITE Group P.L.C. (The)                                      20,206      149,147
    United Utilities Group P.L.C.                                 10,559      122,279
*   Vectura Group P.L.C.                                          50,294       82,437
    Vedanta Resources P.L.C.                                       7,796      103,026
    Vesuvius P.L.C.                                               23,467      139,820
    Victrex P.L.C.                                                13,325      319,321
    Virgin Money Holdings UK P.L.C.                                5,360       21,037
    Vitec Group P.L.C. (The)                                         435        3,729
    Vodafone Group P.L.C.                                        899,421    2,203,158
#   Weir Group P.L.C. (The)                                       17,409      441,015
    WH Smith P.L.C.                                               10,888      223,846
    Whitbread P.L.C.                                               6,728      333,050
    Wincanton P.L.C.                                               8,819       27,390
*   Wizz Air Holdings P.L.C.                                       2,207       49,548
    WM Morrison Supermarkets P.L.C.                              240,713      717,634
    Wolseley P.L.C.                                                9,667      598,667
    WPP P.L.C.                                                    33,013      768,347
    WS Atkins P.L.C.                                              14,505      267,500
    Xaar P.L.C.                                                    5,723       28,728
    XP Power, Ltd.                                                     9          205
    Zoopla Property Group P.L.C.                                  12,275       56,685
                                                                         ------------
TOTAL UNITED KINGDOM                                                      102,369,821
                                                                         ------------
UNITED STATES -- (0.2%)
*   IMAX Corp.                                                     4,098      133,595

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                     SHARES     VALUE++
                                                                    --------- ------------
UNITED STATES -- (Continued)
    Mylan NV                                                               -- $          4
#*  TechnipFMC P.L.C.                                                  29,606      970,296
                                                                              ------------
TOTAL UNITED STATES                                                              1,103,895
                                                                              ------------
TOTAL COMMON STOCKS                                                            596,906,540
                                                                              ------------
PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
    Biotest AG                                                          1,499       25,975
    Draegerwerk AG & Co. KGaA                                             555       48,810
    Fuchs Petrolub SE                                                   4,354      199,388
    Henkel AG & Co. KGaA                                                1,404      171,391
    Jungheinrich AG                                                     7,421      228,699
    Sartorius AG                                                        1,657      116,629
    STO SE & Co. KGaA                                                     292       29,770
                                                                              ------------
TOTAL GERMANY                                                                      820,662
                                                                              ------------
TOTAL PREFERRED STOCKS                                                             820,662
                                                                              ------------
RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
*   Mason Financial Holdings, Ltd. Rights 02/01/17                    455,999          823
                                                                              ------------
PORTUGAL -- (0.0%)
#*  Banco Comercial Portugues SA Rights 02/02/17                       29,215       29,519
                                                                              ------------
SINGAPORE -- (0.0%)
*   Tat Hong Holdings, Ltd. Rights 03/02/2017                          10,120          215
                                                                              ------------
SPAIN -- (0.0%)
*   ACS Actividades de Construccion y Servicios SA Rights 02/19/17     17,068        7,665
                                                                              ------------
TOTAL RIGHTS/WARRANTS                                                               38,222
                                                                              ------------
TOTAL INVESTMENT SECURITIES                                                    597,765,424
                                                                              ------------

                                                                                VALUE+
                                                                              ------------
SECURITIES LENDING COLLATERAL -- (5.2%)
(S)@DFA Short Term Investment Fund                                  2,857,300   33,064,672
                                                                              ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $610,832,101)^^                           $630,830,096
                                                                              ============

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                  LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                ------------ ------------ ------- ------------
 Common Stocks
    Australia                   $     63,871 $ 39,410,572   --    $ 39,474,443
    Austria                               --    4,234,238   --       4,234,238
    Belgium                           19,530    6,874,344   --       6,893,874
    Canada                        71,000,215           --   --      71,000,215
    China                                 --       79,558   --          79,558
    Denmark                               --    8,106,427   --       8,106,427
    Finland                               --    9,815,297   --       9,815,297
    France                           177,879   43,853,085   --      44,030,964
    Germany                          593,062   36,017,169   --      36,610,231
    Hong Kong                             --   16,511,227   --      16,511,227
    Ireland                        1,465,512    2,482,721   --       3,948,233
    Israel                           182,156    3,155,129   --       3,337,285
    Italy                            644,998   13,919,910   --      14,564,908
    Japan                            115,213  138,733,898   --     138,849,111
    Netherlands                    1,370,779   13,534,205   --      14,904,984
    New Zealand                        5,405    2,581,544   --       2,586,949
    Norway                            73,767    6,070,456   --       6,144,223
    Portugal                              --    1,792,138   --       1,792,138
    Singapore                             --    6,831,062   --       6,831,062
    Spain                             59,235   16,872,372   --      16,931,607
    Sweden                            25,383   16,461,784   --      16,487,167
    Switzerland                    2,614,273   27,684,410   --      30,298,683
    United Kingdom                25,022,347   77,347,474   --     102,369,821
    United States                  1,103,891            4   --       1,103,895
 Preferred Stocks
    Germany                               --      820,662   --         820,662
 Rights/Warrants
    Hong Kong                             --          823   --             823
    Portugal                              --       29,519   --          29,519
    Singapore                             --          215   --             215
    Spain                                 --        7,665   --           7,665
 Securities Lending Collateral            --   33,064,672   --      33,064,672
                                ------------ ------------   --    ------------
 TOTAL                          $104,537,516 $526,292,580   --    $630,830,096
                                ============ ============   ==    ============

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                 SHARES   VALUE++
                                                                 ------- ----------
COMMON STOCKS -- (93.6%)
BRAZIL -- (6.3%)
    AES Tiete Energia SA(BZ8W2L7)                                129,215 $  595,989
    AES Tiete Energia SA(BZ8W2J5)                                     60         56
    Aliansce Shopping Centers SA                                  62,775    297,839
    Alupar Investimento SA                                        58,825    344,751
    Arezzo Industria e Comercio SA                                29,828    275,517
*   B2W Cia Digital                                               66,321    252,482
    Banco Bradesco SA                                            194,017  1,978,956
    Banco do Brasil SA                                           168,374  1,662,114
    Banco Santander Brasil SA                                     82,084    815,545
    BB Seguridade Participacoes SA                               151,948  1,345,412
    BM&FBovespa SA--Bolsa de Valores Mercadorias e Futuros       323,910  1,900,522
*   BR Malls Participacoes SA                                    311,367  1,448,937
*   Brasil Brokers Participacoes SA                               95,800     53,299
    BrasilAgro--Co. Brasileira de Propriedades Agricolas          20,100     75,928
    Braskem SA Sponsored ADR                                      39,869    824,890
    BRF SA                                                       161,974  2,286,049
    BRF SA ADR                                                    52,139    736,724
    BTG Pactual Group                                             53,165    279,675
    CCR SA                                                       260,503  1,282,853
*   Centrais Eletricas Brasileiras SA                             72,082    476,393
    CETIP SA--Mercados Organizados                               144,246  2,154,051
    Cia Brasileira de Distribuicao ADR                            14,033    257,365
    Cia de Saneamento Basico do Estado de Sao Paulo               97,336    968,333
    Cia de Saneamento Basico do Estado de Sao Paulo ADR           37,154    370,054
    Cia de Saneamento de Minas Gerais-COPASA                      35,720    489,101
    Cia Energetica de Minas Gerais                                32,409     99,832
    Cia Hering                                                    81,348    400,079
    Cia Paranaense de Energia                                     10,700     77,159
    Cia Paranaense de Energia Sponsored ADR                        5,293     54,042
*   Cia Siderurgica Nacional SA                                   73,600    269,953
*   Cia Siderurgica Nacional SA Sponsored ADR                    356,608  1,298,053
    Cielo SA                                                     225,459  1,894,718
*   Cosan Logistica SA                                            41,437     77,486
    Cosan SA Industria e Comercio                                 38,767    495,402
    CPFL Energia SA                                               60,483    485,993
    CVC Brasil Operadora e Agencia de Viagens SA                  30,400    250,858
    Cyrela Brazil Realty SA Empreendimentos e Participacoes      170,500    700,813
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes                                                2,400      7,319
    Direcional Engenharia SA                                      52,200     97,930
*   Duratex SA                                                   183,395    438,963
    EcoRodovias Infraestrutura e Logistica SA                    124,736    337,618
    EDP--Energias do Brasil SA                                   177,712    792,239
    Embraer SA ADR                                                65,122  1,488,689
    Engie Brasil Energia SA                                       56,349    640,174
    Equatorial Energia SA                                        104,363  1,923,874
    Estacio Participacoes SA                                     204,879  1,033,724
*   Eternit SA                                                    66,332     31,579
    Even Construtora e Incorporadora SA                          152,800    217,749
    Ez Tec Empreendimentos e Participacoes SA                     39,781    230,492
    Fibria Celulose SA                                            88,437    824,659
    Fibria Celulose SA Sponsored ADR                              39,736    366,366

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
BRAZIL -- (Continued)
    Fleury SA                                                     37,330 $  450,066
    GAEC Educacao SA                                              15,000     63,786
    Gafisa SA                                                    166,100    129,701
    Gafisa SA ADR                                                 43,806     67,023
    Gerdau SA                                                     61,200    167,676
    Gerdau SA Sponsored ADR                                      339,773  1,301,331
*   Gol Linhas Aereas Inteligentes SA ADR                            750     14,873
    Grendene SA                                                   30,700    180,358
    Guararapes Confeccoes SA                                       5,006    108,280
    Helbor Empreendimentos SA                                     98,717     78,008
    Hypermarcas SA                                                76,061    674,716
    Iguatemi Empresa de Shopping Centers SA                       18,604    176,021
*   International Meal Co. Alimentacao SA                        104,400    173,889
    Iochpe Maxion SA                                              42,100    173,576
    Itau Unibanco Holding SA                                      79,493    811,100
    JBS SA                                                       395,788  1,495,143
*   JHSF Participacoes SA                                         99,000     64,778
    JSL SA                                                        45,100    138,058
    Kepler Weber SA                                                9,972     62,460
    Klabin SA                                                    196,453  1,012,656
    Kroton Educacional SA                                        435,121  1,865,603
    Light SA                                                      47,598    297,061
    Linx SA                                                       32,400    185,515
    Localiza Rent a Car SA                                        87,351  1,021,731
*   Log-in Logistica Intermodal SA                                 5,940      7,482
    Lojas Americanas SA                                           73,008    304,746
    Lojas Renner SA                                              297,585  2,255,357
*   LPS Brasil Consultoria de Imoveis SA                          30,900     44,924
    M Dias Branco SA                                              10,800    424,727
*   Magnesita Refratarios SA                                      24,615    191,424
    Mahle-Metal Leve SA                                           31,937    215,617
*   Marfrig Global Foods SA                                      193,611    396,982
*   Marisa Lojas SA                                               20,771     41,810
*   Mills Estruturas e Servicos de Engenharia SA                  69,900     88,083
*   Minerva SA                                                    82,845    315,830
    MRV Engenharia e Participacoes SA                            186,254    754,350
    Multiplan Empreendimentos Imobiliarios SA                     19,392    384,351
    Multiplus SA                                                  28,500    321,797
    Natura Cosmeticos SA                                          90,600    726,579
    Odontoprev SA                                                160,832    572,184
    Paranapanema SA                                              103,114     47,108
*   Petroleo Brasileiro SA                                       276,011  1,418,501
*   Petroleo Brasileiro SA Sponsored ADR                         218,298  2,239,737
    Porto Seguro SA                                               73,608    613,888
    Portobello SA                                                 54,700     46,039
*   Profarma Distribuidora de Produtos Farmaceuticos SA            3,300      9,089
*   Prumo Logistica SA                                            31,900     82,553
    QGEP Participacoes SA                                         69,500    125,253
    Qualicorp SA                                                 152,533    997,648
    Raia Drogasil SA                                              76,914  1,598,459
*   Restoque Comercio e Confeccoes de Roupas SA                   48,200     61,948
    Rodobens Negocios Imobiliarios SA                              8,300     18,313
*   Rumo Logistica Operadora Multimodal SA                       311,065    740,906

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
BRAZIL -- (Continued)
*   Santos Brasil Participacoes SA                                 149,000 $   101,206
    Sao Carlos Empreendimentos e Participacoes SA                    8,400      71,191
    Sao Martinho SA                                                100,752     654,286
    Ser Educacional SA                                              35,300     198,697
    SLC Agricola SA                                                 37,500     195,408
    Smiles SA                                                       34,000     561,108
    Sonae Sierra Brasil SA                                          13,700      80,363
    Sul America SA                                                 153,347     904,694
    Technos SA                                                      11,755      15,076
    Tecnisa SA                                                      72,595      64,298
*   Tegma Gestao Logistica SA                                        8,100      24,194
    Telefonica Brasil SA ADR                                         9,305     137,528
    Tim Participacoes SA                                           220,732     626,846
    Tim Participacoes SA ADR                                        24,081     340,265
    TOTVS SA                                                        53,948     446,795
    TPI--Triunfo Participacoes e Investimentos SA                   12,300      11,714
    Transmissora Alianca de Energia Eletrica SA                    141,568     964,068
    Tupy SA                                                         12,400      46,907
    Ultrapar Participacoes SA                                      133,084   2,792,763
    Ultrapar Participacoes SA Sponsored ADR                         18,730     392,206
*   Usinas Siderurgicas de Minas Gerais SA                          25,700      67,465
    Vale SA                                                        124,196   1,268,617
    Vale SA Sponsored ADR                                          104,614   1,064,971
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao SA                                  21,266     161,761
    Via Varejo SA                                                  104,423     297,253
    WEG SA                                                         104,563     527,913
                                                                           -----------
TOTAL BRAZIL                                                                73,485,285
                                                                           -----------
CHILE -- (1.6%)
    AES Gener SA                                                   979,279     341,389
    Aguas Andinas SA Class A                                     1,254,041     681,102
    Banco de Chile                                               1,886,064     224,823
    Banco de Chile ADR                                               6,805     485,265
    Banco de Credito e Inversiones                                  11,740     603,785
    Banco Santander Chile ADR                                       31,058     670,542
    Besalco SA                                                      75,179      29,571
    CAP SA                                                          62,823     578,158
    Cencosud SA                                                    262,481     765,062
    Cencosud SA ADR                                                  9,745      83,904
*   Cia Sud Americana de Vapores SA                              5,312,914     159,308
    Colbun SA                                                    2,752,270     524,355
    Embotelladora Andina SA Class B ADR                             12,656     272,104
*   Empresa Nacional de Telecomunicaciones SA                       90,301     976,844
*   Empresas AquaChile SA                                           68,763      36,423
    Empresas CMPC SA                                               271,534     584,483
    Empresas COPEC SA                                               62,223     636,623
    Empresas Hites SA                                               72,367      51,972
*   Empresas La Polar SA                                           973,306      44,269
    Enel Americas SA                                               405,985      72,621
    Enel Americas SA Sponsored ADR                                 213,936   1,931,846
    Enel Chile SA(BYMLZD6)                                         405,985      39,148
    Enel Chile SA(29278D105)                                       163,397     787,573

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
CHILE -- (Continued)
    Enel Generacion Chile SA                                        182,951 $   117,752
    Enel Generacion Chile SA Sponsored ADR                           24,452     473,880
    Engie Energia Chile SA                                          284,564     469,458
    Forus SA                                                         43,631     139,260
    Grupo Security SA                                               194,242      66,783
    Inversiones Aguas Metropolitanas SA                             320,527     461,658
    Inversiones La Construccion SA                                   18,605     242,438
    Itau CorpBanca(45033E105)                                         4,431      54,280
    Itau CorpBanca(BYT25P4)                                      66,701,767     546,643
*   Latam Airlines Group SA                                          17,159     158,517
    Latam Airlines Group SA Sponsored ADR                           115,551   1,059,603
    Masisa SA                                                       769,822      37,483
    Molibdenos y Metales SA                                           3,068      24,477
*   Multiexport Foods SA                                            117,053      40,794
    Parque Arauco SA                                                327,263     794,576
    PAZ Corp. SA                                                     93,709      69,301
    Ripley Corp. SA                                                 551,409     331,522
    SACI Falabella                                                  119,161     965,936
    Salfacorp SA                                                    157,507     112,599
    Sigdo Koppers SA                                                111,976     143,312
    Sociedad Matriz SAAM SA                                       1,999,658     160,622
    Sociedad Quimica y Minera de Chile SA Sponsored ADR              28,316     915,173
    Socovesa SA                                                     139,493      42,498
    SONDA SA                                                        255,611     415,784
                                                                            -----------
TOTAL CHILE                                                                  18,425,519
                                                                            -----------
CHINA -- (15.0%)
*   21Vianet Group, Inc. ADR                                          5,524      39,607
    361 Degrees International, Ltd.                                 336,000     143,918
*   51job, Inc. ADR                                                     625      21,988
*   58.com, Inc. ADR                                                 10,347     301,925
    AAC Technologies Holdings, Inc.                                 134,000   1,376,139
    Agile Group Holdings, Ltd.                                      702,749     375,257
    Agricultural Bank of China, Ltd. Class H                      3,261,000   1,362,190
    Air China, Ltd. Class H                                         436,000     311,971
#   Ajisen China Holdings, Ltd.                                     161,000      64,415
*   Alibaba Group Holding, Ltd. Sponsored ADR                        66,000   6,686,460
*   Alibaba Health Information Technology, Ltd.                     134,000      62,112
#*  Alibaba Pictures Group, Ltd.                                  1,050,000     176,403
*   Aluminum Corp. of China, Ltd. ADR                                 8,700     112,143
#*  Aluminum Corp. of China, Ltd. Class H                           128,000      66,113
    AMVIG Holdings, Ltd.                                            138,000      47,307
*   Angang Steel Co., Ltd. Class H                                  282,000     215,896
#   Anhui Conch Cement Co., Ltd. Class H                            136,500     439,252
    Anhui Expressway Co., Ltd. Class H                              172,000     127,697
    Anta Sports Products, Ltd.                                      263,000     837,091
*   Anxin-China Holdings, Ltd.                                      784,000       7,295
    Asia Cement China Holdings Corp.                                158,000      39,004
    AVIC International Holdings, Ltd. Class H                       100,000      52,833
    BAIC Motor Corp., Ltd. Class H                                   70,500      67,567
*   Baidu, Inc. Sponsored ADR                                        13,932   2,439,075
    Bank of China, Ltd. Class H                                  10,507,356   4,758,954
    Bank of Chongqing Co., Ltd. Class H                             182,500     157,111

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
CHINA -- (Continued)
    Bank of Communications Co., Ltd. Class H                        864,580 $   635,935
#*  Baoxin Auto Group, Ltd.                                          52,823      17,854
    Baoye Group Co., Ltd. Class H                                   100,000      73,962
    BBMG Corp. Class H                                              340,282     130,587
    Beijing Capital International Airport Co., Ltd. Class H         296,000     286,357
    Beijing Capital Land, Ltd. Class H                              448,000     177,100
#   Beijing Enterprises Water Group, Ltd.                           572,000     396,728
    Beijing Jingneng Clean Energy Co., Ltd. Class H                 482,000     143,398
    Beijing North Star Co., Ltd. Class H                            224,000      70,689
    Beijing Urban Construction Design & Development Group Co.,
      Ltd. Class H                                                   36,000      22,710
    Belle International Holdings, Ltd.                            1,425,000     868,601
    Best Pacific International Holdings, Ltd.                        40,000      32,609
#*  Biostime International Holdings, Ltd.                            52,000     177,393
*   Bitauto Holdings, Ltd. ADR                                        3,928      76,596
#   Bloomage Biotechnology Corp., Ltd.                               50,000      76,256
#   Boer Power Holdings, Ltd.                                        96,000      36,601
    Bosideng International Holdings, Ltd.                         1,098,000      95,781
#*  Boyaa Interactive International, Ltd.                            14,000       7,102
#   Brilliance China Automotive Holdings, Ltd.                      340,000     478,972
    BYD Electronic International Co., Ltd.                          248,000     198,957
    C C Land Holdings, Ltd.                                         586,125     177,594
*   C.banner International Holdings, Ltd.                           128,000      37,892
    Cabbeen Fashion, Ltd.                                            64,000      16,958
*   CAR, Inc.                                                        75,000      72,114
    Carrianna Group Holdings Co., Ltd.                              102,000       9,967
    CECEP COSTIN New Materials Group, Ltd.                          186,000      10,788
    Central China Real Estate, Ltd.                                 181,194      40,553
    Central China Securities Co., Ltd. Class H                       41,000      20,846
    Century Sunshine Group Holdings, Ltd.                           680,000      25,789
*   CGN Meiya Power Holdings Co., Ltd.                              144,000      21,576
    CGN Power Co., Ltd. Class H                                   1,161,000     327,381
    Changshouhua Food Co., Ltd.                                     110,000      54,332
*   Changyou.com, Ltd. ADR                                            1,592      38,399
    Chaowei Power Holdings, Ltd.                                    158,000     129,918
*   Cheetah Mobile, Inc. ADR                                          2,047      20,224
*   Chigo Holding, Ltd.                                           1,680,000      23,294
    China Aerospace International Holdings, Ltd.                    998,000     130,627
*   China Agri-Industries Holdings, Ltd.                            924,800     426,650
#   China Aircraft Leasing Group Holdings, Ltd.                      20,500      24,530
#   China All Access Holdings, Ltd.                                 266,000      81,637
    China Aoyuan Property Group, Ltd.                               495,000     111,899
    China BlueChemical, Ltd. Class H                                753,143     260,576
    China Cinda Asset Management Co., Ltd. Class H                1,436,000     497,481
    China CITIC Bank Corp., Ltd. Class H                            882,000     580,098
#*  China Coal Energy Co., Ltd. Class H                             540,000     281,599
    China Communications Services Corp., Ltd. Class H               700,800     476,384
    China Construction Bank Corp. Class H                        14,127,990  10,474,327
*   China Datang Corp. Renewable Power Co., Ltd. Class H            690,000      61,146
    China Dongxiang Group Co., Ltd.                               1,068,000     199,050
*   China Dredging Environment Protection Holdings, Ltd.            197,000       8,377
*   China Dynamics Holdings, Ltd.                                   980,000      37,203
#   China Eastern Airlines Corp., Ltd. Class H                      392,000     197,687
#   China Electronics Corp. Holdings Co., Ltd.                      162,000      31,964

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
CHINA -- (Continued)
    China Electronics Optics Valley Union Holding Co., Ltd.        252,000 $   26,843
    China Everbright Bank Co., Ltd. Class H                        642,000    309,021
    China Everbright International, Ltd.                           543,000    658,553
    China Everbright, Ltd.                                         332,000    633,864
#   China Evergrande Group                                       1,576,000  1,097,794
*   China Fiber Optic Network System Group, Ltd.                   396,000     35,727
    China Financial Services Holdings, Ltd.                        182,000     17,073
    China Foods, Ltd.                                              252,000    113,622
    China Galaxy Securities Co., Ltd. Class H                      777,000    721,310
#   China Gas Holdings, Ltd.                                       354,000    512,469
*   China Glass Holdings, Ltd.                                     200,000     21,613
#   China Greenland Broad Greenstate Group Co., Ltd.               112,000     19,466
#*  China Hanking Holdings, Ltd.                                    65,000      9,016
#   China Harmony New Energy Auto Holding, Ltd.                    192,500     92,092
*   China High Precision Automation Group, Ltd.                     73,000      2,152
#   China Hongqiao Group, Ltd.                                     488,000    501,363
    China Huishan Dairy Holdings Co., Ltd.                         231,000     86,254
*   China Huiyuan Juice Group, Ltd.                                296,000    101,034
#   China International Marine Containers Group Co., Ltd.
       Class H                                                      86,400    129,215
*   China ITS Holdings Co., Ltd.                                   164,000     11,930
    China Jinmao Holdings Group, Ltd.                            1,591,120    467,032
    China Lesso Group Holdings, Ltd.                               406,000    276,833
    China Life Insurance Co., Ltd. ADR                              57,804    794,805
    China Life Insurance Co., Ltd. Class H                         144,000    396,660
    China Lilang, Ltd.                                             171,000    103,393
*   China Longevity Group Co., Ltd.                                 30,000        994
    China Longyuan Power Group Corp., Ltd. Class H                 694,000    566,872
*   China Lumena New Materials Corp.                               936,000         --
    China Maple Leaf Educational Systems, Ltd.                      30,000     18,068
    China Medical System Holdings, Ltd.                            244,000    397,606
    China Mengniu Dairy Co., Ltd.                                  362,000    675,726
    China Merchants Bank Co., Ltd. Class H                         641,098  1,605,542
    China Merchants Land, Ltd.                                     584,000     82,445
    China Merchants Port Holdings Co., Ltd.                        293,690    785,133
*   China Metal Recycling Holdings, Ltd.                           130,581         --
    China Minsheng Banking Corp., Ltd. Class H                     788,100    867,321
    China Mobile, Ltd.                                             392,000  4,411,028
    China Mobile, Ltd. Sponsored ADR                               155,765  8,878,605
#*  China Modern Dairy Holdings, Ltd.                              755,000    186,179
    China Molybdenum Co., Ltd. Class H                             207,000     60,165
    China National Materials Co., Ltd. Class H                     500,000    129,843
#*  China New Town Development Co., Ltd.                           416,254     20,623
#   China NT Pharma Group Co., Ltd.                                129,500     27,409
#*  China Ocean Resources Co., Ltd.                                 49,842     53,788
*   China Oil & Gas Group, Ltd.                                  1,810,000    138,995
    China Oilfield Services, Ltd. Class H                          392,000    418,157
*   China Overseas Grand Oceans Group, Ltd.                        406,500    135,412
    China Overseas Land & Investment, Ltd.                         586,000  1,720,761
    China Overseas Property Holdings, Ltd.                         292,000     51,240
    China Pacific Insurance Group Co., Ltd. Class H                162,400    576,846
#   China Pioneer Pharma Holdings, Ltd.                            119,000     38,979
    China Power International Development, Ltd.                  1,004,000    361,819
#   China Power New Energy Development Co., Ltd.                   150,000     84,958

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
CHINA -- (Continued)
*   China Properties Group, Ltd.                                   128,000 $   31,296
    China Railway Construction Corp., Ltd. Class H                 267,000    370,463
    China Railway Group, Ltd. Class H                              374,000    327,367
#*  China Rare Earth Holdings, Ltd.                                771,200     64,188
    China Resources Cement Holdings, Ltd.                          746,000    345,554
    China Resources Gas Group, Ltd.                                188,000    594,150
    China Resources Land, Ltd.                                     516,222  1,276,902
    China Resources Power Holdings Co., Ltd.                       425,903    731,483
    China Sanjiang Fine Chemicals Co., Ltd.                        181,000     56,882
    China SCE Property Holdings, Ltd.                              499,600    159,918
#*  China Shanshui Cement Group, Ltd.                              660,790     86,784
#*  China Shengmu Organic Milk, Ltd.                               119,000     31,819
    China Shenhua Energy Co., Ltd. Class H                         374,884    792,245
    China Shineway Pharmaceutical Group, Ltd.                      124,000    142,819
#   China Silver Group, Ltd.                                       120,000     22,319
#   China Singyes Solar Technologies Holdings, Ltd.                209,999    102,084
#   China South City Holdings, Ltd.                              1,134,000    242,903
    China Southern Airlines Co., Ltd. Class H                      314,000    179,840
    China Southern Airlines Co., Ltd. Sponsored ADR                  6,230    180,421
    China State Construction International Holdings, Ltd.          235,919    383,357
    China Suntien Green Energy Corp., Ltd. Class H                 647,000     99,816
*   China Taifeng Beddings Holdings, Ltd.                          134,000      3,497
*   China Taiping Insurance Holdings Co., Ltd.                     388,012    850,023
    China Telecom Corp., Ltd. ADR                                   16,175    777,209
    China Telecom Corp., Ltd. Class H                               16,000      7,554
#   China Tian Lun Gas Holdings, Ltd.                               79,500     75,748
#   China Traditional Chinese Medii                                200,000     94,246
#   China Travel International Investment Hong Kong, Ltd.          800,000    223,780
    China Unicom Hong Kong, Ltd.                                 1,278,000  1,508,451
#   China Unicom Hong Kong, Ltd. ADR                                98,464  1,178,614
    China Vanke Co., Ltd. Class H                                  222,400    564,175
    China Water Affairs Group, Ltd.                                266,000    180,930
#*  China Water Industry Group, Ltd.                               216,000     41,657
#*  China Yurun Food Group, Ltd.                                   581,000     90,232
#   China ZhengTong Auto Services Holdings, Ltd.                   419,500    148,581
#   China Zhongwang Holdings, Ltd.                                 659,118    290,996
*   Chinasoft International, Ltd.                                  216,000    103,652
    Chongqing Machinery & Electric Co., Ltd. Class H               476,000     56,172
    Chongqing Rural Commercial Bank Co., Ltd. Class H              813,000    495,061
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.      92,000     13,017
    CIFI Holdings Group Co., Ltd.                                1,118,000    314,336
#   CIMC Enric Holdings, Ltd.                                      138,000     76,999
*   CITIC Dameng Holdings, Ltd.                                    235,000     16,852
#*  CITIC Resources Holdings, Ltd.                               1,074,000    157,013
    CITIC Securities Co., Ltd. Class H                             336,000    683,738
    CITIC, Ltd.                                                    953,433  1,413,462
    Citychamp Watch & Jewellery Group, Ltd.                        472,000    107,932
    Clear Media, Ltd.                                               24,000     25,137
    CNOOC, Ltd. Sponsored ADR                                       28,599  3,598,612
#*  Cogobuy Group                                                   66,000     89,623
    Comba Telecom Systems Holdings, Ltd.                           626,533    118,216
*   Comtec Solar Systems Group, Ltd.                               278,000     12,513
    Concord New Energy Group, Ltd.                               1,414,648     77,898

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
CHINA -- (Continued)
    Consun Pharmaceutical Group, Ltd.                               54,000 $   26,238
*   Coolpad Group, Ltd.                                          1,352,000    143,970
    COSCO SHIPPING Energy Transportation Co., Ltd. Class H         287,654    158,989
    COSCO SHIPPING Ports, Ltd.                                     495,777    492,668
*   Coslight Technology International Group Co., Ltd.               52,000     35,658
#   Cosmo Lady China Holdings Co., Ltd.                             39,000     11,924
#   Country Garden Holdings Co., Ltd.                            1,641,000    940,971
    CP Pokphand Co., Ltd.                                        1,498,000    175,157
    CPMC Holdings, Ltd.                                            201,000     96,876
    CSPC Pharmaceutical Group, Ltd.                              1,118,000  1,258,262
#   CSSC Offshore and Marine Engineering Group Co., Ltd. Class H    14,000     26,669
#   CT Environmental Group, Ltd.                                   656,000    142,340
#*  Ctrip.com International, Ltd. ADR                               27,312  1,180,152
*   DaChan Food Asia, Ltd.                                          57,000      5,130
    Dah Chong Hong Holdings, Ltd.                                  370,000    150,513
#   Dalian Port PDA Co., Ltd. Class H                              266,799     46,170
*   Daphne International Holdings, Ltd.                            418,000     37,454
#   Datang International Power Generation Co., Ltd. Class H        644,000    166,987
    Dawnrays Pharmaceutical Holdings, Ltd.                         124,000     75,561
*   DBA Telecommunication Asia Holdings, Ltd.                      112,000        947
#   Digital China Holdings, Ltd.                                   305,000    266,458
#   Dongfang Electric Corp., Ltd. Class H                           98,000     98,820
#   Dongjiang Environmental Co., Ltd. Class H                       16,200     27,481
*   Dongyue Group, Ltd.                                            485,000     32,117
    Dynagreen Environmental Protection Group Co., Ltd. Class H      58,000     27,497
#*  eHi Car Services, Ltd. Sponsored ADR                             1,400     14,182
    Embry Holdings, Ltd.                                            14,000      6,356
    ENN Energy Holdings, Ltd.                                      176,000    867,672
    EVA Precision Industrial Holdings, Ltd.                        342,000     46,021
    Fantasia Holdings Group Co., Ltd.                              787,500     97,893
    Far East Horizon, Ltd.                                         261,000    237,935
    First Tractor Co., Ltd. Class H                                 68,000     42,498
*   Forgame Holdings, Ltd.                                           4,800      5,133
#   Fosun International, Ltd.                                      339,955    515,961
#   Fu Shou Yuan International Group, Ltd.                          51,000     28,700
    Fufeng Group, Ltd.                                             444,400    256,180
*   Fuguiniao Co., Ltd. Class H                                     51,000     19,128
#   Fullshare Holdings, Ltd.                                     1,202,483    506,626
    Future Land Development Holdings, Ltd.                         606,000    136,605
#*  GCL-Poly Energy Holdings, Ltd.                               5,026,000    649,546
    Geely Automobile Holdings, Ltd.                                955,000  1,128,736
    GF Securities Co., Ltd. Class H                                111,000    237,309
*   Glorious Property Holdings, Ltd.                             1,043,000    100,511
#   Golden Eagle Retail Group, Ltd.                                169,000    244,846
    Goldlion Holdings, Ltd.                                         61,152     24,344
#   Goldpac Group, Ltd.                                             85,000     24,492
#   GOME Electrical Appliances Holding, Ltd.                     3,825,940    476,161
    Good Friend International Holdings, Inc.                        22,000      4,927
#   Goodbaby International Holdings, Ltd.                          170,000     74,123
    Greatview Aseptic Packaging Co., Ltd.                          213,000    101,308
*   Greenland Hong Kong Holdings, Ltd.                             384,000     85,301
#*  Greentown China Holdings, Ltd.                                 294,500    242,059
    Guangdong Investment, Ltd.                                     478,000    593,152

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES    VALUE++
                                                                 ---------- ----------
CHINA -- (Continued)
*   Guangdong Land Holdings, Ltd.                                   142,000 $   34,704
    Guangdong Yueyun Transportation Co., Ltd. Class H                33,000     18,554
    Guangshen Railway Co., Ltd. Class H                              54,000     34,820
    Guangshen Railway Co., Ltd. Sponsored ADR                         6,762    217,398
    Guangzhou Automobile Group Co., Ltd. Class H                    139,740    190,579
#   Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.
      Class H                                                        20,000     48,907
#   Guangzhou R&F Properties Co., Ltd. Class H                      360,400    462,246
*   Guodian Technology & Environment Group Corp., Ltd. Class H      235,000     16,594
*   Haichang Ocean Park Holdings, Ltd.                              119,000     27,394
    Haier Electronics Group Co., Ltd.                               272,000    478,449
    Haitian International Holdings, Ltd.                            135,000    274,622
    Haitong Securities Co., Ltd. Class H                            290,400    521,018
*   Hanergy Thin Film Power Group, Ltd.                           1,016,000      4,986
    Hengan International Group Co., Ltd.                            144,500  1,183,057
*   Hengdeli Holdings, Ltd.                                         967,200    121,582
#*  Hi Sun Technology China, Ltd.                                   126,000     20,637
    Hilong Holding, Ltd.                                            448,000    110,792
*   HKC Holdings, Ltd.                                               42,723     22,211
    HNA Infrastructure Co., Ltd. Class H                             65,000     62,840
*   Honghua Group, Ltd.                                             834,000     88,347
    Honworld Group, Ltd.                                             25,500     15,442
#   Hopewell Highway Infrastructure, Ltd.                           267,972    141,159
    Hopson Development Holdings, Ltd.                               293,000    257,799
#   HOSA International, Ltd.                                        118,000     40,496
#   Hua Han Health Industry Holdings, Ltd.                        1,184,000     60,658
    Huadian Fuxin Energy Corp., Ltd. Class H                        782,000    181,580
    Huadian Power International Corp., Ltd. Class H                 382,000    162,362
#   Huaneng Power International, Inc. Class H                       352,000    228,342
    Huaneng Power International, Inc. Sponsored ADR                   6,108    159,846
    Huaneng Renewables Corp., Ltd. Class H                        1,514,000    469,852
    Huatai Securities Co., Ltd. Class H                              71,000    136,928
#   Huishang Bank Corp., Ltd. Class H                               228,000    115,060
    Industrial & Commercial Bank of China, Ltd. Class H          10,685,017  6,532,655
    Inspur International, Ltd.                                       45,000     10,703
    Intime Retail Group Co., Ltd.                                   269,000    331,959
*   JD.com, Inc. ADR                                                 30,300    860,520
#   Jiangnan Group, Ltd.                                            488,000     68,996
    Jiangsu Expressway Co., Ltd. Class H                            270,000    338,150
    Jiangxi Copper Co., Ltd. Class H                                301,000    519,808
*   JinkoSolar Holding Co., Ltd. ADR                                  1,457     20,864
    Ju Teng International Holdings, Ltd.                            316,000    101,263
*   Kai Yuan Holdings, Ltd.                                       1,320,000     14,413
#*  Kaisa Group Holdings, Ltd.                                      662,000     24,957
    Kangda International Environmental Co., Ltd.                    121,000     29,355
*   Kasen International Holdings, Ltd.                              254,000     47,465
    Kingboard Chemical Holdings, Ltd.                               290,900  1,000,998
    Kingboard Laminates Holdings, Ltd.                              281,973    310,242
#*  Kingdee International Software Group Co., Ltd.                  328,000    124,869
#   Koradior Holdings, Ltd.                                          35,000     42,001
    Kunlun Energy Co., Ltd.                                       1,224,000    972,100
    KWG Property Holding, Ltd.                                      510,330    293,262
*   Labixiaoxin Snacks Group, Ltd.                                   73,000      5,636
    Lai Fung Holdings, Ltd.                                       1,735,000     42,715

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
CHINA -- (Continued)
    Le Saunda Holdings, Ltd.                                        92,400 $   19,435
    Lee & Man Chemical Co., Ltd.                                    28,000      9,769
    Lee & Man Paper Manufacturing, Ltd.                            253,000    227,415
    Lee's Pharmaceutical Holdings, Ltd.                             45,500     39,824
    Lenovo Group, Ltd.                                           1,582,000  1,036,238
    Leoch International Technology, Ltd.                           148,000     20,075
*   Lianhua Supermarket Holdings Co., Ltd. Class H                 163,200     58,537
*   Lifetech Scientific Corp.                                      446,000    102,366
    Livzon Pharmaceutical Group, Inc. Class H                        8,900     50,968
    Logan Property Holdings Co., Ltd.                              194,000     78,678
    Longfor Properties Co., Ltd.                                   368,000    529,802
    Lonking Holdings, Ltd.                                         817,000    214,051
    Luye Pharma Group, Ltd.                                        142,000     93,825
*   Maanshan Iron & Steel Co., Ltd. Class H                        464,000    170,038
*   Maoye International Holdings, Ltd.                             583,000     59,100
    Metallurgical Corp. of China, Ltd. Class H                     278,000    100,798
*   Microport Scientific Corp.                                      77,000     56,997
*   MIE Holdings Corp.                                             542,000     52,805
    MIN XIN Holdings, Ltd.                                          66,000     59,017
*   Mingfa Group International Co., Ltd.                           374,000     34,166
    Minmetals Land, Ltd.                                           347,644     41,471
    Minth Group, Ltd.                                               86,000    278,124
#*  MMG, Ltd.                                                    1,110,000    368,312
    MOBI Development Co., Ltd.                                     100,000     16,462
#*  Munsun Capital Group, Ltd.                                   1,426,000     41,774
    Nature Home Holding Co., Ltd.                                   19,000      2,655
    NetEase, Inc. ADR                                               12,030  3,054,417
    New China Life Insurance Co., Ltd. Class H                      73,200    353,186
*   New Oriental Education & Technology Group, Inc. Sponsored
      ADR                                                            5,868    279,023
*   New World Department Store China, Ltd.                         209,000     30,096
    Nexteer Automotive Group, Ltd.                                 119,000    147,814
    Nine Dragons Paper Holdings, Ltd.                              403,000    463,827
*   Noah Holdings, Ltd. ADR                                            646     14,955
#*  North Mining Shares Co., Ltd.                                1,710,000     38,015
*   NQ Mobile, Inc. Class A ADR                                      6,017     22,925
    NVC Lighting Holdings, Ltd.                                    403,000     48,643
*   O-Net Technologies Group, Ltd.                                  65,000     34,506
    Overseas Chinese Town Asia Holdings, Ltd.                      154,000     60,385
#   Pacific Online, Ltd.                                           219,000     57,626
#   Parkson Retail Group, Ltd.                                     656,500     74,240
#   PAX Global Technology, Ltd.                                    108,000     75,263
    People's Insurance Co. Group of China, Ltd. (The) Class H    1,398,000    544,553
    Phoenix Satellite Television Holdings, Ltd.                    230,000     39,868
    PICC Property & Casualty Co., Ltd. Class H                     880,388  1,330,837
    Ping An Insurance Group Co. of China, Ltd. Class H           1,031,000  5,288,799
    Poly Culture Group Corp., Ltd. Class H                          19,200     43,282
#*  Poly Property Group Co., Ltd.                                  889,111    345,796
#   Pou Sheng International Holdings, Ltd.                         403,687     91,742
    Powerlong Real Estate Holdings, Ltd.                           493,000    144,579
*   Prosperity International Holdings HK, Ltd.                     700,000     12,586
*   PW Medtech Group, Ltd.                                         223,000     60,491
    Qingdao Port International Co., Ltd. Class H                    23,000     13,119
    Qingling Motors Co., Ltd. Class H                              186,000     61,087

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES   VALUE++
                                                                 --------- --------
CHINA -- (Continued)
    Qinhuangdao Port Co., Ltd. Class H                              33,000 $  7,843
*   Qinqin Foodstuffs Group Cayman Co., Ltd.                        24,300    7,685
*   Qunxing Paper Holdings Co., Ltd.                               124,416    6,061
    Real Nutriceutical Group, Ltd.                                 445,000   34,831
#*  Renhe Commercial Holdings Co., Ltd.                          6,579,854  167,205
    Road King Infrastructure, Ltd.                                  98,000   84,370
*   Sany Heavy Equipment International Holdings Co., Ltd.          344,000   61,253
*   Scud Group, Ltd.                                               206,000    5,177
#*  Semiconductor Manufacturing International Corp.                525,900  721,143
*   Semiconductor Manufacturing International Corp. ADR             35,721  245,760
    Shandong Chenming Paper Holdings, Ltd. Class H                 105,500  120,583
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H        316,000  206,717
*   Shanghai Fudan Microelectronics Group Co., Ltd. Class H         30,000   21,630
    Shanghai Industrial Urban Development Group, Ltd.              636,000  166,383
    Shanghai Jin Jiang International Hotels Group Co., Ltd.
      Class H                                                      138,000   36,977
    Shanghai Prime Machinery Co., Ltd. Class H                     278,000   51,586
*   Shanghai Zendai Property, Ltd.                                 205,000    3,256
*   Shengli Oil & Gas Pipe Holdings, Ltd.                          144,000    6,556
    Shenguan Holdings Group, Ltd.                                  550,000   40,166
    Shenzhen Expressway Co., Ltd. Class H                          214,000  194,989
    Shenzhen International Holdings, Ltd.                          239,871  345,162
    Shenzhen Investment, Ltd.                                      977,078  397,293
#   Shenzhou International Group Holdings, Ltd.                    109,000  672,355
    Shimao Property Holdings, Ltd.                                 553,856  741,984
*   Shougang Concord International Enterprises Co., Ltd.         1,692,000   57,433
    Shougang Fushan Resources Group, Ltd.                        1,016,000  198,182
    Shui On Land, Ltd.                                           1,537,521  323,995
#*  Shunfeng International Clean Energy, Ltd.                      438,000   27,723
    Sichuan Expressway Co., Ltd. Class H                           284,000  108,177
    Sihuan Pharmaceutical Holdings Group, Ltd.                     985,000  289,931
    Sino Biopharmaceutical, Ltd.                                 1,003,000  787,232
#*  Sino Oil And Gas Holdings, Ltd.                              4,435,000  108,667
    Sino-Ocean Group Holdings, Ltd.                                877,003  377,701
#   Sinofert Holdings, Ltd.                                        996,000  166,250
*   Sinolink Worldwide Holdings, Ltd.                              322,000   38,870
    SinoMedia Holding, Ltd.                                        118,644   28,671
    Sinopec Kantons Holdings, Ltd.                                 198,000   96,739
#*  Sinopec Oilfield Service Corp. Class H                         358,000   71,066
    Sinopec Shanghai Petrochemical Co., Ltd. Class H               458,000  283,599
    Sinopharm Group Co., Ltd. Class H                              196,000  895,703
#   Sinosoft Technology Group, Ltd.                                197,800   61,588
*   Sinotrans Shipping, Ltd.                                       573,173  117,353
    Sinotrans, Ltd. Class H                                        512,000  212,823
    Sinotruk Hong Kong, Ltd.                                       263,500  197,571
    Skyworth Digital Holdings, Ltd.                                535,271  353,067
#   SMI Holdings Group, Ltd.                                       408,000   38,220
#   SOHO China, Ltd.                                               908,912  459,823
#*  Sound Global, Ltd.                                              47,000   11,750
*   Sparkle Roll Group, Ltd.                                       456,000   40,354
    Springland International Holdings, Ltd.                        136,000   24,492
#*  SPT Energy Group, Inc.                                         270,000   26,769
*   SRE Group, Ltd.                                              2,226,857   55,898
    SSY Group, Ltd.                                                799,719  256,506

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
CHINA -- (Continued)
    Sun Art Retail Group, Ltd.                                     644,500 $   648,780
#   Sunac China Holdings, Ltd.                                     631,000     560,542
    Sunny Optical Technology Group Co., Ltd.                       163,000     955,100
*   TAL Education Group ADR                                            352      28,508
#   Tarena International, Inc. ADR                                   1,283      18,976
    TCC International Holdings, Ltd.                               620,692     149,804
    TCL Multimedia Technology Holdings, Ltd.                        88,000      40,669
#   Technovator International, Ltd.                                 76,000      29,339
    Tencent Holdings, Ltd.                                         658,300  17,211,490
    Tenfu Cayman Holdings Co., Ltd.                                 34,000      11,367
    Texhong Textile Group, Ltd.                                    125,000     173,420
#   Tian An China Investment Co., Ltd.                              62,000      35,906
    Tian Shan Development Holdings, Ltd.                           104,000      44,316
    Tiangong International Co., Ltd.                               536,000      73,331
    Tianjin Capital Environmental Protection Group Co., Ltd.
      Class H                                                       40,000      21,501
    Tianjin Development Holdings, Ltd.                              80,000      43,703
    Tianjin Port Development Holdings, Ltd.                        744,000     115,377
    Tianneng Power International, Ltd.                             240,000     211,340
    Tianyi Summi Holdings, Ltd.                                    108,000      13,879
#   Tingyi Cayman Islands Holding Corp.                            604,000     686,582
    Tomson Group, Ltd.                                              74,393      29,902
    Tong Ren Tang Technologies Co., Ltd. Class H                   139,000     247,614
#   Tongda Group Holdings, Ltd.                                  1,160,000     324,144
    Tonly Electronics Holdings, Ltd.                                22,200      11,547
    Towngas China Co., Ltd.                                        357,000     194,498
    TPV Technology, Ltd.                                           401,412      73,622
#   Travelsky Technology, Ltd. Class H                             146,500     329,070
    Trigiant Group, Ltd.                                           190,000      27,079
    Truly International Holdings, Ltd.                             641,140     261,316
    Uni-President China Holdings, Ltd.                             224,966     171,888
*   United Energy Group, Ltd.                                    1,616,000      87,943
*   Universal Health International Group Holding, Ltd.             392,000      16,614
*   V1 Group, Ltd.                                                 366,000      13,853
*   Vipshop Holdings, Ltd. ADR                                      56,374     638,154
#   Want Want China Holdings, Ltd.                               1,252,000     893,245
#   Wasion Group Holdings, Ltd.                                    144,000      79,277
    Weichai Power Co., Ltd. Class H                                224,560     397,922
    Weiqiao Textile Co. Class H                                    172,500     110,131
    Welling Holding, Ltd.                                          450,800      90,870
*   West China Cement, Ltd.                                        636,000      88,399
    Xiamen International Port Co., Ltd. Class H                    360,000      70,122
#*  Xinchen China Power Holdings, Ltd.                             128,000      20,164
    Xingda International Holdings, Ltd.                            363,000     176,031
#   Xinhua Winshare Publishing and Media Co., Ltd. Class H          75,000      66,968
#   Xinjiang Goldwind Science & Technology Co., Ltd. Class H        56,000      93,476
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H              236,000      35,887
#   Xinyi Solar Holdings, Ltd.                                     816,000     282,122
    XTEP International Holdings, Ltd.                              138,000      58,230
*   Yanchang Petroleum International, Ltd.                       2,200,000      64,394
#   Yanzhou Coal Mining Co., Ltd. Class H                          226,000     177,038
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR                     17,888     137,559
#   Yashili International Holdings, Ltd.                            91,000      19,147
    Yida China Holdings, Ltd.                                       36,000       9,270

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
CHINA -- (Continued)
#   Yingde Gases Group Co., Ltd.                                   465,000 $    281,774
    Yip's Chemical Holdings, Ltd.                                   88,000       36,139
*   Youyuan International Holdings, Ltd.                            90,920       23,190
*   Yuanda China Holdings, Ltd.                                    334,000        7,276
    Yuexiu Property Co., Ltd.                                    3,067,292      448,562
#   Yuexiu Transport Infrastructure, Ltd.                          198,752      125,547
    Yuzhou Properties Co., Ltd.                                    581,200      190,532
*   Zall Group, Ltd.                                                54,000       35,112
#   Zhaojin Mining Industry Co., Ltd. Class H                      131,000      117,784
    Zhejiang Expressway Co., Ltd. Class H                          370,000      371,642
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H         37,200       21,747
*   Zhong An Real Estate, Ltd.                                     245,000       19,229
    Zhongsheng Group Holdings, Ltd.                                244,500      303,923
    Zhuzhou CRRC Times Electric Co., Ltd. Class H                   82,750      471,471
    Zijin Mining Group Co., Ltd. Class H                           502,000      171,766
    Zoomlion Heavy Industry Science and Technology Co., Ltd.
      Class H                                                      318,200      160,966
    ZTE Corp. Class H                                               82,720      128,612
                                                                           ------------
TOTAL CHINA                                                                 174,094,039
                                                                           ------------
COLOMBIA -- (0.5%)
    Almacenes Exito SA                                             106,468      567,878
    Banco de Bogota SA                                               6,775      138,662
    Bancolombia SA                                                  61,098      532,277
    Bancolombia SA Sponsored ADR                                    17,367      657,515
    Celsia SA ESP                                                  129,994      188,896
    Cementos Argos SA                                               82,657      329,526
*   Cemex Latam Holdings SA                                         81,853      320,723
    Constructora Conconcreto SA                                      2,809        1,095
    Corp. Financiera Colombiana SA                                  18,705      220,382
*   Ecopetrol SA                                                 1,443,837      678,785
*   Ecopetrol SA Sponsored ADR                                      35,723      335,796
    Empresa de Energia de Bogota SA ESP                            339,656      209,037
*   Empresa de Telecomunicaciones de Bogota                        193,442       42,197
    Grupo Argos SA                                                   6,624       43,847
    Grupo Aval Acciones y Valores SA                                12,451      103,592
    Grupo de Inversiones Suramericana SA                            33,797      450,665
    Grupo Nutresa SA                                                43,713      359,598
    Interconexion Electrica SA ESP                                 136,072      491,297
    Mineros SA                                                       5,269        3,747
                                                                           ------------
TOTAL COLOMBIA                                                                5,675,515
                                                                           ------------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.                                                        63,342    1,084,930
    Komercni banka A.S.                                             11,092      392,242
    O2 Czech Republic A.S.                                          22,482      232,350
    Pegas Nonwovens SA                                               4,854      159,183
    Unipetrol A.S.                                                  17,641      135,513
                                                                           ------------
TOTAL CZECH REPUBLIC                                                          2,004,218
                                                                           ------------
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E. GDR                 213,565      850,423
*   Egyptian Financial Group-Hermes Holding Co. GDR                  1,061        2,628

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EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
EGYPT -- (Continued)
*   Global Telecom Holding S.A.E. GDR                            128,853 $  234,292
                                                                         ----------
TOTAL EGYPT                                                               1,087,343
                                                                         ----------
GREECE -- (0.2%)
    Aegean Airlines SA                                            14,009    100,201
*   Alpha Bank AE                                                 11,944     21,195
    Athens Water Supply & Sewage Co. SA (The)                      9,282     53,616
    Bank of Greece                                                    93      1,205
*   Ellaktor SA                                                   37,044     43,578
*   FF Group                                                      11,777    225,265
*   Fourlis Holdings SA                                           16,770     79,034
*   GEK Terna Holding Real Estate Construction SA                 19,516     47,670
    Hellenic Exchanges--Athens Stock Exchange SA                  17,189     82,819
*   Hellenic Petroleum SA                                         13,422     62,673
    Hellenic Telecommunications Organization SA                   61,926    561,648
*   Intracom Holdings SA                                          23,370      7,492
    JUMBO SA                                                      30,650    430,380
*   Lamda Development SA                                          10,911     50,196
*   Marfin Investment Group Holdings SA                          371,966     58,796
    Metka Industrial--Construction SA                             13,580     94,634
    Motor Oil Hellas Corinth Refineries SA                        20,574    295,078
*   Mytilineos Holdings SA                                         9,396     65,243
*   National Bank of Greece SA                                    18,817      4,503
*   Piraeus Bank SA                                                3,803        726
    Piraeus Port Authority SA                                        988     13,488
*   Public Power Corp. SA                                         23,407     65,263
    Terna Energy SA                                               15,305     45,868
    Titan Cement Co. SA                                            9,067    203,594
                                                                         ----------
TOTAL GREECE                                                              2,614,165
                                                                         ----------
HONG KONG -- (0.0%)
    SITC International Holdings Co., Ltd.                        228,000    141,609
                                                                         ----------
HUNGARY -- (0.4%)
#*  FHB Mortgage Bank P.L.C.                                       6,863     11,350
    Magyar Telekom Telecommunications P.L.C.                     246,191    439,602
    MOL Hungarian Oil & Gas P.L.C.                                22,261  1,568,752
    OTP Bank P.L.C.                                               77,999  2,398,505
                                                                         ----------
TOTAL HUNGARY                                                             4,418,209
                                                                         ----------
INDIA -- (10.7%)
*   3M India, Ltd.                                                   434     76,383
    Aarti Industries                                              15,698    166,503
*   Aban Offshore, Ltd.                                           10,760     38,709
    ABB India, Ltd.                                                6,497    104,822
    ACC, Ltd.                                                     15,857    330,775
    Adani Enterprises, Ltd.                                       75,237     96,904
    Adani Ports & Special Economic Zone, Ltd.                    240,644  1,044,798
*   Adani Power, Ltd.                                            523,616    281,068
*   Adani Transmissions, Ltd.                                     75,237     70,163
*   Aditya Birla Fashion and Retail, Ltd.                        134,550    297,776
    Aditya Birla Nuvo, Ltd.                                       25,343    507,438

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
INDIA -- (Continued)
    Aegis Logistics, Ltd.                                         65,034 $  123,804
    Agro Tech Foods, Ltd.                                          1,273      9,238
    AIA Engineering, Ltd.                                         17,562    350,287
    Ajanta Pharma, Ltd.                                           12,996    325,237
    Akzo Nobel India, Ltd.                                         6,702    141,634
    Alembic Pharmaceuticals, Ltd.                                 27,495    226,427
*   Allahabad Bank                                                86,468     84,894
    Allcargo Logistics, Ltd.                                      27,460     71,517
*   Alok Industries, Ltd.                                         83,809      4,083
    Amara Raja Batteries, Ltd.                                    18,632    246,580
    Ambuja Cements, Ltd.                                         169,579    570,238
*   Amtek Auto, Ltd.                                              52,973     26,510
    Anant Raj, Ltd.                                               45,218     28,724
    Andhra Bank                                                  120,102     89,806
    Apar Industries, Ltd.                                          7,842     72,040
    Apollo Tyres, Ltd.                                           164,832    437,896
*   Arvind SmartSpaces, Ltd.                                       7,671      8,175
    Arvind, Ltd.                                                  84,021    454,182
    Asahi India Glass, Ltd.                                        9,483     27,824
    Ashok Leyland, Ltd.                                          586,806    788,068
    Ashoka Buildcon, Ltd.                                         13,901     38,439
    Asian Paints, Ltd.                                            79,471  1,136,432
    Astral Polytechnik, Ltd.                                       3,489     19,934
    Atul, Ltd.                                                     6,092    204,406
    Axis Bank, Ltd.                                              354,342  2,437,549
    Bajaj Auto, Ltd.                                              36,291  1,521,405
    Bajaj Corp., Ltd.                                             29,693    163,131
    Bajaj Electricals, Ltd.                                        7,154     25,507
    Bajaj Finance, Ltd.                                           92,410  1,410,166
    Bajaj Finserv, Ltd.                                           19,590    934,897
*   Bajaj Hindusthan Sugar, Ltd.                                 170,130     36,717
    Bajaj Holdings & Investment, Ltd.                             15,624    460,782
    Balkrishna Industries, Ltd.                                   22,976    380,407
*   Ballarpur Industries, Ltd.                                   146,169     33,154
    Balmer Lawrie & Co., Ltd.                                     28,524     94,151
    Balrampur Chini Mills, Ltd.                                   73,831    154,158
*   Bank of Baroda                                               179,914    439,879
*   Bank of India                                                125,648    217,961
*   Bank Of Maharashtra                                           36,741     17,916
    Bannari Amman Sugars, Ltd.                                       894     26,213
    BASF India, Ltd.                                               3,326     63,942
    Bata India, Ltd.                                              18,862    133,080
    BEML, Ltd.                                                     6,432    114,638
    Berger Paints India, Ltd.                                    106,165    329,978
*   BGR Energy Systems, Ltd.                                       7,400     14,153
*   Bharat Financial Inclusion, Ltd.                              13,479    146,471
    Bharat Forge, Ltd.                                            60,718    835,165
    Bharat Petroleum Corp., Ltd.                                 107,214  1,079,172
    Bharti Airtel, Ltd.                                          350,399  1,801,701
    Bharti Infratel, Ltd.                                         51,325    221,951
    Biocon, Ltd.                                                  26,754    398,433
    Birla Corp., Ltd.                                              9,090     99,215
    Blue Star, Ltd.                                               14,558    114,684

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
INDIA -- (Continued)
    Bombay Dyeing & Manufacturing Co., Ltd.                       56,090 $ 45,572
    Bosch, Ltd.                                                      893  291,646
    Brigade Enterprises, Ltd.                                     10,446   24,371
    Britannia Industries, Ltd.                                     5,616  259,497
    Cairn India, Ltd.                                            219,928  901,893
    Can Fin Homes, Ltd.                                            3,033   82,938
*   Canara Bank                                                   66,273  278,671
    Caplin Point Laboratories, Ltd.                                2,042   12,714
    Carborundum Universal, Ltd.                                   31,169  117,335
    Castrol India, Ltd.                                           15,090   90,399
    CCL Products India, Ltd.                                      23,282  103,320
    Ceat, Ltd.                                                    13,404  231,101
    Century Plyboards India, Ltd.                                 37,659  109,716
    Century Textiles & Industries, Ltd.                           12,149  150,365
    Cera Sanitaryware, Ltd.                                        1,579   50,134
    CESC, Ltd.                                                    33,832  365,046
    Chambal Fertilizers and Chemicals, Ltd.                       64,407   76,421
    Chennai Petroleum Corp., Ltd.                                 22,713  110,812
    Chennai Super Kings Cricket, Ltd.                            130,176      809
    Cholamandalam Investment and Finance Co., Ltd.                14,306  217,468
    City Union Bank, Ltd.                                         48,696  106,234
    Clariant Chemicals India, Ltd.                                 4,445   46,644
    Coal India, Ltd.                                              99,333  453,246
    Colgate-Palmolive India, Ltd.                                 32,523  427,100
    Container Corp. Of India, Ltd.                                12,541  220,995
    Coromandel International, Ltd.                                43,846  203,928
*   Corp. Bank                                                    99,087   63,276
    Cox & Kings, Ltd.                                             51,200  146,121
    Credit Analysis & Research, Ltd.                               8,973  184,255
    CRISIL, Ltd.                                                   8,791  267,164
*   Crompton Greaves Consumer Electricals, Ltd.                  196,701  553,200
*   Crompton Greaves, Ltd.                                       196,701  186,756
    Cummins India, Ltd.                                           15,021  185,715
    Cyient, Ltd.                                                  22,530  152,476
    Dabur India, Ltd.                                             26,920  109,518
    Dalmia Bharat, Ltd.                                           24,733  671,739
    DB Corp., Ltd.                                                 3,444   18,929
*   DB Realty, Ltd.                                               62,003   36,495
*   DCB Bank, Ltd.                                                90,090  156,844
    DCM Shriram, Ltd.                                             26,469  103,017
    Deepak Fertilisers & Petrochemicals Corp., Ltd.               12,197   44,851
*   DEN Networks, Ltd.                                            39,169   50,987
*   Dena Bank                                                    122,178   63,789
    Dewan Housing Finance Corp., Ltd.                             95,892  405,120
    Dhanuka Agritech, Ltd.                                         1,140   11,668
*   Dish TV India, Ltd.                                          176,773  218,965
    Dishman Pharmaceuticals & Chemicals, Ltd.                     49,414  165,399
    Divi's Laboratories, Ltd.                                     41,416  427,952
    DLF, Ltd.                                                    164,792  330,311
*   Dynamatic Technologies, Ltd.                                   1,869   80,932
    eClerx Services, Ltd.                                         12,250  272,483
    Edelweiss Financial Services, Ltd.                           182,269  295,498
    Eicher Motors, Ltd.                                            2,874  978,617

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
INDIA -- (Continued)
*   EID Parry India, Ltd.                                           39,453 $  164,529
    EIH, Ltd.                                                       44,017     64,691
    Emami, Ltd.                                                     24,719    376,439
    Engineers India, Ltd.                                           83,557    182,244
    Entertainment Network India, Ltd.                                2,514     28,804
*   Eros International Media, Ltd.                                  11,209     27,710
    Escorts, Ltd.                                                   45,037    241,876
    Essel Propack, Ltd.                                             39,874    142,096
    Exide Industries, Ltd.                                         108,663    314,619
    FAG Bearings India, Ltd.                                         3,129    182,176
    FDC, Ltd.                                                       22,498     70,523
    Federal Bank, Ltd.                                             543,458    608,775
*   Federal-Mogul Goetze India, Ltd.                                 3,768     27,359
    FIEM Industries, Ltd.                                              788     12,441
    Finolex Cables, Ltd.                                            37,138    239,982
    Finolex Industries, Ltd.                                        22,600    164,731
*   Firstsource Solutions, Ltd.                                    142,208     83,629
*   Future Consumer, Ltd.                                          159,046     52,573
    Future Enterprises, Ltd.                                        74,309     24,005
*   Future Retail Ltd.                                              74,309    189,897
    Gabriel India, Ltd.                                             42,474     68,480
    GAIL India, Ltd.                                                73,206    503,930
    Gateway Distriparks, Ltd.                                       49,751    176,506
*   GE Power India, Ltd.                                             7,643     65,375
    GE T&D India, Ltd.                                               3,465     15,721
    Geometric, Ltd.                                                  4,319     15,895
    GHCL, Ltd.                                                       3,658     14,861
    GIC Housing Finance, Ltd.                                       12,531     54,416
    Gillette India, Ltd.                                             1,000     62,007
*   GMR Infrastructure, Ltd.                                     1,090,067    205,112
    Godrej Consumer Products, Ltd.                                  35,140    815,729
    Godrej Industries, Ltd.                                         17,505    111,107
*   Godrej Properties, Ltd.                                         25,977    126,184
    Granules India, Ltd.                                            66,237    110,389
    Graphite India, Ltd.                                            13,004     18,637
    Grasim Industries, Ltd.                                         19,035    255,343
    Great Eastern Shipping Co., Ltd. (The)                          37,970    219,931
    Greaves Cotton, Ltd.                                            47,399     95,534
    Gruh Finance, Ltd.                                              56,136    278,796
    Gujarat Alkalies & Chemicals, Ltd.                              10,847     59,784
    Gujarat Fluorochemicals, Ltd.                                   12,879     90,585
    Gujarat Gas, Ltd.                                               14,084    118,678
    Gujarat Mineral Development Corp., Ltd.                         44,395     76,623
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.            22,410     79,820
    Gujarat Pipavav Port, Ltd.                                      59,367    122,083
    Gujarat State Fertilizers & Chemicals, Ltd.                     73,343    116,986
    Gujarat State Petronet, Ltd.                                    96,651    217,024
*   GVK Power & Infrastructure, Ltd.                               350,798     30,273
*   Hathway Cable & Datacom, Ltd.                                  113,680     62,866
    Havells India, Ltd.                                            108,601    672,629
*   HCL Infosystems, Ltd.                                           59,391     52,022
    HCL Technologies, Ltd.                                         191,704  2,277,574
    HDFC Bank, Ltd.                                                193,056  3,657,016

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
INDIA -- (Continued)
*   HEG, Ltd.                                                      2,331 $    6,089
*   HeidelbergCement India, Ltd.                                  39,068     67,653
    Hero MotoCorp, Ltd.                                           22,929  1,071,581
    Hexaware Technologies, Ltd.                                   71,214    204,189
*   Himachal Futuristic Communications, Ltd.                     275,133     56,271
    Himadri Speciality Chemical, Ltd.                             24,919     15,305
    Himatsingka Seide, Ltd.                                        4,394     21,746
    Hindalco Industries, Ltd.                                    503,931  1,410,030
*   Hindustan Construction Co., Ltd.                             145,393     93,236
    Hindustan Petroleum Corp., Ltd.                               95,553    736,998
    Hindustan Unilever, Ltd.                                     152,153  1,916,431
    Honeywell Automation India, Ltd.                                 764    106,971
*   Housing Development & Infrastructure, Ltd.                   191,173    176,357
    Housing Development Finance Corp., Ltd.                      117,518  2,371,164
    HSIL, Ltd.                                                    16,110     69,014
    HT Media, Ltd.                                                27,555     32,370
    Huhtamaki PPL, Ltd.                                            4,221     15,295
    ICICI Bank, Ltd.                                             218,285    864,136
    ICICI Bank, Ltd. Sponsored ADR                               150,395  1,165,561
    ICRA, Ltd.                                                       195     11,873
*   IDBI Bank, Ltd.                                              216,441    247,106
    Idea Cellular, Ltd.                                          572,454    930,390
    IDFC Bank, Ltd.                                               88,855     78,684
*   IDFC, Ltd.                                                    88,855     72,111
*   IFB Industries, Ltd.                                           3,858     29,753
    IFCI, Ltd.                                                   442,086    201,398
    IIFL Holdings, Ltd.                                          110,552    479,095
    IL&FS Transportation Networks, Ltd.                           25,540     41,406
    India Cements, Ltd. (The)                                     99,315    213,063
    Indiabulls Housing Finance, Ltd.                             109,278  1,209,240
*   Indiabulls Real Estate, Ltd.                                 102,160    114,599
    Indian Bank                                                   61,452    246,984
    Indian Hotels Co., Ltd. (The)                                144,123    230,479
    Indian Oil Corp., Ltd.                                       263,955  1,423,454
*   Indian Overseas Bank                                         159,455     60,739
    Indo Count Industries, Ltd.                                    6,006     15,881
    Indoco Remedies, Ltd.                                         16,097     63,591
    Indraprastha Gas, Ltd.                                        17,030    235,477
    IndusInd Bank, Ltd.                                           50,359    928,080
    Infosys, Ltd.                                                510,418  6,987,445
    Infosys, Ltd. Sponsored ADR                                   94,315  1,298,718
    Ingersoll-Rand India, Ltd.                                     3,519     33,592
*   Inox Leisure, Ltd.                                             9,791     30,889
*   Intellect Design Arena, Ltd.                                  18,050     37,837
    IRB Infrastructure Developers, Ltd.                           83,799    286,253
*   ITD Cementation India, Ltd.                                   17,120     40,723
    J Kumar Infraprojects, Ltd.                                    4,145     13,725
*   Jagran Prakashan, Ltd.                                        59,409    159,808
    Jain Irrigation Systems, Ltd.                                187,064    260,302
*   Jaiprakash Power Ventures, Ltd.                              256,079     18,687
    Jammu & Kashmir Bank, Ltd. (The)                             140,820    129,809
    Jamna Auto Industries, Ltd.                                    4,371     11,688
*   Jaypee Infratech, Ltd.                                       255,716     31,977

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
INDIA -- (Continued)
    JB Chemicals & Pharmaceuticals, Ltd.                          15,609 $   77,417
    JBF Industries, Ltd.                                          18,685     62,618
    Jindal Poly Films, Ltd.                                        2,316     11,539
    Jindal Saw, Ltd.                                              82,171     70,376
*   Jindal Steel & Power, Ltd.                                   194,948    231,005
*   JITF Infralogistics, Ltd.                                      8,904      4,040
    JK Cement, Ltd.                                                9,514    101,591
    JK Lakshmi Cement, Ltd.                                       17,346     95,561
    JK Tyre & Industries, Ltd.                                    53,863     95,939
    JM Financial, Ltd.                                           157,571    159,917
    JSW Energy, Ltd.                                             266,880    239,761
*   JSW Holdings, Ltd.                                             1,476     32,896
    JSW Steel, Ltd.                                              662,480  1,937,838
    Jubilant Foodworks, Ltd.                                      11,814    151,367
    Jubilant Life Sciences, Ltd.                                  25,354    252,039
*   Just Dial, Ltd.                                               10,150     54,582
    Jyothy Laboratories, Ltd.                                     18,325     94,275
    Kajaria Ceramics, Ltd.                                        50,746    432,600
    Kalpataru Power Transmission, Ltd.                            29,121    118,580
    Kansai Nerolac Paints, Ltd.                                   47,210    239,708
    Karnataka Bank, Ltd. (The)                                    94,101    158,696
    Karur Vysya Bank, Ltd. (The)                                 166,025    203,718
*   Kaveri Seed Co., Ltd.                                         18,752    127,246
    KEC International, Ltd.                                       50,704    111,773
*   Kesoram Industries, Ltd.                                       5,466     11,034
    Kirloskar Oil Engines, Ltd.                                   33,683    164,304
    Kitex Garments, Ltd.                                          12,153     79,745
    Kolte-Patil Developers, Ltd.                                  12,988     18,120
    Kotak Mahindra Bank, Ltd.                                     67,594    773,320
    KPIT Technologies, Ltd.                                       80,994    155,846
    KPR Mill, Ltd.                                                 1,454     12,360
    KRBL, Ltd.                                                    30,154    166,045
    L&T Finance Holdings, Ltd.                                   233,750    336,172
    Lakshmi Machine Works, Ltd.                                    1,923    108,593
    Lakshmi Vilas Bank, Ltd. (The)                                41,528     85,208
    LIC Housing Finance, Ltd.                                    141,823  1,158,226
    Maharashtra Seamless, Ltd.                                    11,573     46,208
*   Mahindra CIE Automotive, Ltd.                                 35,615    100,573
    Manappuram Finance, Ltd.                                     210,852    245,079
    Marico, Ltd.                                                 180,600    685,075
    Marksans Pharma, Ltd.                                         93,249     51,636
    Max Financial Services, Ltd.                                   2,780     23,340
    McLeod Russel India, Ltd.                                     29,962     68,946
    Merck, Ltd.                                                    4,599     63,531
    Minda Industries, Ltd.                                         2,398     12,358
    MindTree, Ltd.                                                66,862    444,722
    MOIL, Ltd.                                                     7,800     40,461
    Monsanto India, Ltd.                                           1,594     53,853
    Motherson Sumi Systems, Ltd.                                 145,541    710,800
    Motilal Oswal Financial Services, Ltd.                         3,427     28,130
    Mphasis, Ltd.                                                 40,894    335,711
    MRF, Ltd.                                                        684    518,561
    Muthoot Finance, Ltd.                                         20,786     95,047

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
INDIA -- (Continued)
    National Aluminium Co., Ltd.                                 228,259 $  252,668
    Navneet Education, Ltd.                                       33,948     61,992
    NCC, Ltd.                                                    246,466    301,929
    NESCO, Ltd.                                                      447     13,650
    Nestle India, Ltd.                                             5,986    517,257
*   Network 18 Media & Investments, Ltd.                          26,253     13,762
    NHPC, Ltd.                                                   549,770    234,279
    NIIT Technologies, Ltd.                                       21,859    131,387
*   NIIT, Ltd.                                                    23,857     26,153
    Nilkamal, Ltd.                                                 2,321     56,447
    NTPC, Ltd.                                                   273,851    696,690
    Oberoi Realty, Ltd.                                           43,536    203,095
    OCL India, Ltd.                                                2,401     30,351
    Omaxe, Ltd.                                                   31,387     76,206
    OnMobile Global, Ltd.                                         19,097     22,483
    Oracle Financial Services Software, Ltd.                       5,501    268,925
    Orient Cement Ltd.                                            16,427     32,742
    Oriental Bank of Commerce                                     33,504     57,355
    Page Industries, Ltd.                                          2,239    479,590
*   Parsvnath Developers, Ltd.                                    25,750      5,073
    PC Jeweller, Ltd.                                             29,927    167,966
    Persistent Systems, Ltd.                                      17,337    152,213
    Petronet LNG, Ltd.                                           104,148    573,933
    Phoenix Mills, Ltd. (The)                                     15,628     79,514
    PI Industries, Ltd.                                           31,768    405,307
    Pidilite Industries, Ltd.                                     49,845    498,037
*   Polaris Consulting & Services, Ltd.                            2,125      4,925
    Power Finance Corp., Ltd.                                    286,692    549,015
    Power Grid Corp. of India, Ltd.                              328,019  1,003,322
    Praj Industries, Ltd.                                         45,290     55,315
    Prestige Estates Projects, Ltd.                               32,407     79,878
*   Prism Cement, Ltd.                                            30,789     41,613
    Procter & Gamble Hygiene & Health Care, Ltd.                   3,133    322,579
    PTC India Financial Services, Ltd.                           117,889     72,195
    PTC India, Ltd.                                              115,845    143,792
*   Punjab National Bank                                          71,945    144,330
    Puravankara, Ltd.                                             19,821     13,224
    PVR, Ltd.                                                     15,671    282,637
    Rain Industries, Ltd.                                         82,651     80,964
    Rajesh Exports, Ltd.                                           9,593     70,483
    Rallis India, Ltd.                                            30,834    104,695
    Ramco Cements, Ltd. (The)                                     34,166    352,561
    Rashtriya Chemicals & Fertilizers, Ltd.                       23,789     20,279
    Ratnamani Metals & Tubes, Ltd.                                 3,628     35,383
*   RattanIndia Power, Ltd.                                      192,681     20,464
    Raymond, Ltd.                                                 17,048    123,921
    Redington India, Ltd.                                        116,472    176,165
*   REI Agro, Ltd.                                               150,380        986
    Relaxo Footwears, Ltd.                                        14,942     96,412
    Reliance Capital, Ltd.                                        74,319    493,477
*   Reliance Communications, Ltd.                                630,147    318,652
*   Reliance Defence and Engineering, Ltd.                        43,598     38,756
    Reliance Infrastructure, Ltd.                                 58,361    443,812

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
INDIA -- (Continued)
*   Reliance Power, Ltd.                                         421,912 $  278,294
    Repco Home Finance, Ltd.                                      13,814    133,807
*   Rolta India, Ltd.                                             64,030     61,407
*   Ruchi Soya Industries, Ltd.                                   54,303     18,615
    Rural Electrification Corp., Ltd.                            350,035    735,590
    Sadbhav Engineering, Ltd.                                     16,500     67,287
    Sanghvi Movers, Ltd.                                           5,653     18,253
    Shilpi Cable Technologies, Ltd.                                5,433     17,992
*   Shipping Corp. of India, Ltd.                                 72,988     72,023
    Shree Cement, Ltd.                                             2,077    472,505
    Shriram Transport Finance Co., Ltd.                           36,587    506,135
*   Shyam Century Ferrous, Ltd.                                    6,270        793
    Siemens, Ltd.                                                  9,145    153,845
    Simplex Infrastructures, Ltd.                                  4,571     20,891
    Sintex Industries, Ltd.                                      184,858    229,177
*   SITI Networks, Ltd.                                           74,545     43,299
    SJVN, Ltd.                                                   208,681     99,955
    SKF India, Ltd.                                                5,522    104,527
    SML ISUZU, Ltd.                                                2,236     39,337
    Sobha, Ltd.                                                   27,988    107,564
    Solar Industries India, Ltd.                                   4,895     50,073
    Sona Koyo Steering Systems, Ltd.                              20,168     24,491
    Sonata Software, Ltd.                                         31,777     89,957
    South Indian Bank, Ltd. (The)                                497,601    153,526
    SREI Infrastructure Finance, Ltd.                            126,476    163,143
    SRF, Ltd.                                                     10,142    256,807
*   Star Ferro and Cement, Ltd.                                    6,270      8,871
    State Bank of Bikaner & Jaipur                                 9,672     98,853
    State Bank of India                                          197,668    758,525
    State Bank of India GDR                                        2,394     93,207
    State Bank of Travancore                                       7,047     56,170
*   Steel Authority of India, Ltd.                               205,943    193,656
    Sterlite Technologies, Ltd.                                   93,582    172,024
    Strides Shasun, Ltd.                                          10,942    176,553
    Sun TV Network, Ltd.                                          57,658    448,396
    Sundaram Finance, Ltd.                                         4,466     90,748
    Sundram Fasteners, Ltd.                                       46,822    220,163
    Supreme Industries, Ltd.                                      22,231    308,260
    Suven Life Sciences, Ltd.                                      5,499     14,177
*   Suzlon Energy, Ltd.                                          356,417     90,004
    Symphony, Ltd.                                                 1,182     22,900
*   Syndicate Bank                                                86,536     85,581
    TAKE Solutions, Ltd.                                           5,791     11,963
    Tamil Nadu Newsprint & Papers, Ltd.                            4,532     22,572
    Tata Chemicals, Ltd.                                          57,988    466,990
    Tata Communications, Ltd.                                     45,978    479,206
    Tata Consultancy Services, Ltd.                              124,119  4,085,472
    Tata Elxsi, Ltd.                                               4,542     95,130
    Tata Global Beverages, Ltd.                                  201,822    383,053
    Tata Power Co., Ltd.                                         414,204    486,052
    Tata Sponge Iron, Ltd.                                         2,770     24,142
    Tata Steel, Ltd.                                             147,785  1,011,693
*   Tata Teleservices Maharashtra, Ltd.                          327,863     29,484

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
INDIA -- (Continued)
*   TCI Express, Ltd.                                                8,425 $     37,686
    Tech Mahindra, Ltd.                                            161,985    1,084,836
    Techno Electric & Engineering Co., Ltd.                         10,652       55,915
    Texmaco Rail & Engineering, Ltd.                                32,187       50,946
    Thermax, Ltd.                                                    7,979       95,017
    Tide Water Oil Co India, Ltd.                                      436       37,693
    Timken India, Ltd.                                              10,750      102,135
    Titagarh Wagons, Ltd.                                           24,770       42,426
    Titan Co., Ltd.                                                 85,114      455,597
    Torrent Pharmaceuticals, Ltd.                                   22,559      434,050
    Torrent Power, Ltd.                                             63,788      182,883
    Transport Corp. of India, Ltd.                                  16,849       40,713
    Trent, Ltd.                                                     23,170       81,355
*   Triveni Engineering & Industries, Ltd.                          29,052       31,017
    Triveni Turbine, Ltd.                                           39,695       70,292
    TTK Prestige, Ltd.                                               1,279      108,879
    Tube Investments of India, Ltd.                                 25,207      215,279
*   TV18 Broadcast, Ltd.                                           347,748      185,833
    TVS Motor Co., Ltd.                                             83,017      472,865
    TVS Srichakra, Ltd.                                                212       10,019
*   UCO Bank                                                       126,036       63,881
    Uflex, Ltd.                                                     15,527       60,747
    UltraTech Cement, Ltd.                                          11,184      608,408
    Union Bank of India                                             93,204      197,606
*   Unitech, Ltd.                                                  832,060       59,712
    UPL, Ltd.                                                      199,417    2,130,732
    V-Guard Industries, Ltd.                                        52,530      160,470
    VA Tech Wabag, Ltd.                                             16,956      121,680
    Vakrangee, Ltd.                                                 70,431      317,362
    Vardhman Textiles, Ltd.                                         11,921      221,414
    Vedanta, Ltd.                                                  373,188    1,400,255
*   Videocon Industries, Ltd.                                       56,769       86,942
*   Vijaya Bank                                                    113,642       88,373
    Vinati Organics, Ltd.                                            2,323       25,264
    VIP Industries, Ltd.                                            19,148       36,790
    Voltas, Ltd.                                                    44,476      213,834
    VRL Logistics, Ltd.                                              3,046       12,915
    WABCO India, Ltd.                                                2,149      172,986
    Welspun Corp., Ltd.                                             57,937       71,615
*   Welspun Enterprises, Ltd.                                       26,652       24,577
    Welspun India, Ltd.                                            187,140      209,079
*   Whirlpool of India, Ltd.                                         7,599      105,859
    Wipro, Ltd.                                                    143,199      973,411
    Yes Bank, Ltd.                                                  88,939    1,833,818
    Zee Entertainment Enterprises, Ltd.                            166,228    1,201,396
    Zensar Technologies, Ltd.                                       11,457      151,260
    Zydus Wellness, Ltd.                                             5,297       67,869
                                                                           ------------
TOTAL INDIA                                                                 124,364,764
                                                                           ------------
INDONESIA -- (3.3%)
    Ace Hardware Indonesia Tbk PT                                5,324,100      296,920
    Adaro Energy Tbk PT                                          9,119,200    1,159,040
    Adhi Karya Persero Tbk PT                                    1,166,225      183,528

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES    VALUE++
                                                                 ---------- ----------
INDONESIA -- (Continued)
*   Agung Podomoro Land Tbk PT                                    4,253,200 $   70,090
    AKR Corporindo Tbk PT                                           478,500    239,316
*   Alam Sutera Realty Tbk PT                                     6,658,200    190,599
*   Aneka Tambang Persero Tbk PT                                  6,037,389    361,994
    Arwana Citramulia Tbk PT                                      1,603,400     56,443
    Asahimas Flat Glass Tbk PT                                        2,000        996
    Astra Agro Lestari Tbk PT                                       166,467    196,621
    Astra Graphia Tbk PT                                            236,000     30,746
    Astra International Tbk PT                                    3,763,900  2,243,870
*   Bakrie and Brothers Tbk PT                                   10,309,000     38,603
*   Bakrieland Development Tbk PT                                 8,497,250     43,910
    Bank Bukopin Tbk                                              2,711,400    123,935
    Bank Central Asia Tbk PT                                      3,212,400  3,681,913
*   Bank CIMB Niaga Tbk PT                                          117,910      8,657
    Bank Danamon Indonesia Tbk PT                                 1,374,842    428,461
    Bank Mandiri Persero Tbk PT                                   1,525,272  1,245,812
    Bank Negara Indonesia Persero Tbk PT                          1,698,200    725,575
*   Bank Pan Indonesia Tbk PT                                     2,175,900    134,543
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT          1,924,600    331,717
    Bank Pembangunan Daerah Jawa Timur Tbk PT                     1,520,900     70,131
*   Bank Permata Tbk PT                                             845,498     42,747
    Bank Rakyat Indonesia Persero Tbk PT                          2,895,700  2,542,695
    Bank Tabungan Negara Persero Tbk PT                           3,110,173    443,914
*   Bank Tabungan Pensiunan Nasional Tbk PT                         413,000     79,814
*   Barito Pacific Tbk PT                                         1,070,000    144,689
*   Bayan Resources Tbk PT                                           13,000      5,889
    Bekasi Fajar Industrial Estate Tbk PT                         3,483,700     87,191
*   Benakat Integra Tbk PT                                        5,686,600     54,096
*   Berau Coal Energy Tbk PT                                        848,500        977
*   Berlian Laju Tanker Tbk PT                                    2,525,666         --
    BISI International Tbk PT                                       932,700    126,059
    Bumi Serpong Damai Tbk PT                                     3,168,400    434,599
    Charoen Pokphand Indonesia Tbk PT                             2,115,915    491,754
    Ciputra Development Tbk PT                                    8,833,063    873,578
*   Citra Marga Nusaphala Persada Tbk PT                            922,013    103,367
*   Delta Dunia Makmur Tbk PT                                     1,425,100     55,555
*   Eagle High Plantations Tbk PT                                 7,343,000    191,363
    Elnusa Tbk PT                                                 2,138,700     69,228
*   Energi Mega Persada Tbk PT                                   15,402,900     94,592
    Erajaya Swasembada Tbk PT                                       991,900     45,333
    Fajar Surya Wisesa Tbk PT                                       146,000     45,169
*   Gajah Tunggal Tbk PT                                            983,100     84,631
*   Garuda Indonesia Persero Tbk PT                               2,980,246     75,436
    Global Mediacom Tbk PT                                        4,492,400    201,989
*   Hanson International Tbk PT                                  23,263,000    264,803
*   Harum Energy Tbk PT                                             645,200    106,363
    Indah Kiat Pulp & Paper Corp. Tbk PT                            872,300     68,286
*   Indika Energy Tbk PT                                            670,200     38,935
    Indo Tambangraya Megah Tbk PT                                   279,300    313,933
    Indocement Tunggal Prakarsa Tbk PT                              413,500    465,451
    Indofood CBP Sukses Makmur Tbk PT                               788,500    496,136
    Indofood Sukses Makmur Tbk PT                                 2,422,000  1,437,521
*   Indosat Tbk PT                                                  422,200    203,987

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES    VALUE++
                                                                 ---------- ----------
INDONESIA -- (Continued)
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT                    307,100 $   12,880
*   Inovisi Infracom Tbk PT                                         668,445      1,098
    Intiland Development Tbk PT                                   4,253,100    145,899
    Japfa Comfeed Indonesia Tbk PT                                2,841,800    373,539
    Jasa Marga Persero Tbk PT                                       905,526    286,415
    Kalbe Farma Tbk PT                                            4,889,000    531,382
*   Kawasan Industri Jababeka Tbk PT                             10,290,630    223,588
*   Krakatau Steel Persero Tbk PT                                 2,092,231    116,754
    Link Net Tbk PT                                                  41,400     15,505
*   Lippo Cikarang Tbk PT                                           325,700    121,519
*   Malindo Feedmill Tbk PT                                         449,100     39,354
    Matahari Department Store Tbk PT                                395,400    437,741
    Matahari Putra Prima Tbk PT                                     363,800     33,378
    Mayora Indah Tbk PT                                           3,033,325    402,126
*   Medco Energi Internasional Tbk PT                             1,148,700    119,649
    Media Nusantara Citra Tbk PT                                  2,297,600    291,843
*   Mitra Adiperkasa Tbk PT                                         487,700    201,783
    Mitra Keluarga Karyasehat Tbk PT                                264,900     49,618
*   MNC Investama Tbk PT                                         13,427,000    141,798
*   MNC Sky Vision Tbk PT                                           269,000     20,658
*   Modernland Realty Tbk PT                                      6,506,000    162,792
*   Multipolar Tbk PT                                             5,278,800    133,659
*   Multistrada Arah Sarana Tbk PT                                   33,500        598
    Nippon Indosari Corpindo Tbk PT                                 685,800     81,166
*   Nusantara Infrastructure Tbk PT                               8,822,000     85,782
    Pakuwon Jati Tbk PT                                          10,687,900    448,641
    Pan Brothers Tbk PT                                           2,371,800     78,884
*   Panin Financial Tbk PT                                        8,715,400    116,933
*   Paninvest Tbk PT                                                992,000     48,308
    Pembangunan Perumahan Persero Tbk PT                          1,721,142    463,036
    Perusahaan Gas Negara Persero Tbk                             2,627,000    567,335
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT         2,544,400    295,474
    Ramayana Lestari Sentosa Tbk PT                               1,926,700    193,386
    Salim Ivomas Pratama Tbk PT                                   2,650,900    101,221
    Samindo Resources Tbk PT                                         62,250      3,196
    Sampoerna Agro PT                                               572,600     85,574
    Sawit Sumbermas Sarana Tbk PT                                 1,105,100    134,080
    Selamat Sempurna Tbk PT                                       1,169,600     77,462
    Semen Baturaja Persero Tbk PT                                 1,346,700    242,137
    Semen Indonesia Persero Tbk PT                                1,128,700    763,365
*   Sentul City Tbk PT                                           15,261,800    102,899
*   Sinar Mas Agro Resources & Technology Tbk PT                     36,000     11,047
    Sinar Mas Multiartha Tbk PT                                      16,500     10,564
    Sri Rejeki Isman Tbk PT                                       5,372,600     93,424
*   Sugih Energy Tbk PT                                           5,670,200     24,630
    Sumber Alfaria Trijaya Tbk PT                                   821,500     35,023
    Summarecon Agung Tbk PT                                       3,370,964    330,999
    Surya Citra Media Tbk PT                                      2,469,200    521,891
    Surya Semesta Internusa Tbk PT                                2,767,200    131,662
*   Suryainti Permata Tbk PT                                      1,280,000         --
    Tambang Batubara Bukit Asam Persero Tbk PT                      482,921    419,968
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR            88,398  2,600,669
*   Tiga Pilar Sejahtera Food Tbk                                 1,372,000    161,817

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
INDONESIA -- (Continued)
    Timah Persero Tbk PT                                         1,945,231 $   141,407
    Tiphone Mobile Indonesia Tbk PT                              1,094,000      72,113
    Total Bangun Persada Tbk PT                                    672,000      38,762
    Tower Bersama Infrastructure Tbk PT                            896,500     332,332
*   Truba Alam Manunggal Engineering PT                          3,328,000       1,994
    Tunas Baru Lampung Tbk PT                                    1,152,900      99,298
    Tunas Ridean Tbk PT                                            238,000      24,065
*   Ultrajaya Milk Industry & Trading Co. Tbk PT                   203,000      66,781
    Unilever Indonesia Tbk PT                                      322,000     992,926
    United Tractors Tbk PT                                         975,195   1,595,984
*   Vale Indonesia Tbk PT                                        1,657,500     294,195
*   Visi Media Asia Tbk PT                                       5,092,600     127,443
    Waskita Karya Persero Tbk PT                                 1,587,143     304,469
    Wijaya Karya Beton Tbk PT                                      662,100      40,923
    Wijaya Karya Persero Tbk PT                                  1,038,949     200,054
*   XL Axiata Tbk PT                                             1,931,200     421,041
                                                                           -----------
TOTAL INDONESIA                                                             38,401,436
                                                                           -----------
MALAYSIA -- (3.1%)
#   Aeon Co. M Bhd                                                 324,200     173,259
    Aeon Credit Service M Bhd                                       17,360      61,259
    Affin Holdings Bhd                                             268,770     148,049
#   AirAsia Bhd                                                    768,200     442,213
#*  AirAsia X Bhd                                                1,690,000     154,369
*   Alam Maritim Resources Bhd                                     319,500      19,105
    Alliance Financial Group Bhd                                   573,400     486,861
    AMMB Holdings Bhd                                            1,048,975   1,084,624
    Amway Malaysia Holdings Bhd                                     16,600      27,994
    Ann Joo Resources Bhd                                           29,100      15,702
    APM Automotive Holdings Bhd                                     22,800      17,545
    Astro Malaysia Holdings Bhd                                    589,700     362,119
    Axiata Group Bhd                                               885,933     946,699
*   Barakah Offshore Petroleum Bhd                                 138,300      20,270
    Batu Kawan Bhd                                                  36,900     157,439
    Benalec Holdings Bhd                                           227,000      23,310
    Bermaz Auto Bhd                                                 52,400      24,858
    BIMB Holdings Bhd                                              325,031     314,888
    Bonia Corp. Bhd                                                304,400      40,136
    Boustead Holdings Bhd                                           60,760      36,767
#*  Bumi Armada Bhd                                              1,454,100     200,307
    Bursa Malaysia Bhd                                             243,300     488,061
#   Cahya Mata Sarawak Bhd                                         261,800     242,859
    Can-One Bhd                                                     42,900      32,461
    CB Industrial Product Holding Bhd                              161,780      73,850
    CIMB Group Holdings Bhd                                        498,739     559,849
    Coastal Contracts Bhd                                          176,800      57,097
    Cypark Resources Bhd                                            55,700      28,205
    Daibochi Plastic & Packaging Industry Bhd                        5,040       2,572
    Datasonic Group Bhd                                            375,000      98,279
*   Dayang Enterprise Holdings Bhd                                 229,650      55,531
*   Destinii Bhd                                                    59,700       9,297
    Dialog Group Bhd                                             1,012,914     349,843
#   DiGi.Com Bhd                                                   922,100   1,032,317

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
MALAYSIA -- (Continued)
    DKSH Holdings Malaysia Bhd                                      15,200 $   15,650
    DRB-Hicom Bhd                                                  641,500    169,505
    Dutch Lady Milk Industries Bhd                                   4,900     60,434
#   Eastern & Oriental Bhd                                         527,838    200,178
*   Eco World Development Group Bhd                                174,800     57,628
#   Ekovest Bhd                                                     33,100     19,866
#   Evergreen Fibreboard Bhd                                       445,200     94,547
#   Felda Global Ventures Holdings Bhd                           1,262,100    526,662
    Gamuda Bhd                                                     519,900    564,797
#   Genting Plantations Bhd                                         55,800    137,437
    Globetronics Technology Bhd                                    148,600    139,254
    Glomac Bhd                                                     176,400     27,883
    Goldis Bhd                                                      10,502      5,596
    GuocoLand Malaysia Bhd                                          34,800      9,268
    Hai-O Enterprise Bhd                                            39,400     38,201
#   HAP Seng Consolidated Bhd                                      279,820    549,486
    Hap Seng Plantations Holdings Bhd                               90,600     54,868
    Hartalega Holdings Bhd                                         281,400    299,697
    Hock Seng LEE BHD                                               61,600     22,657
    Hong Leong Bank Bhd                                            108,490    322,919
    Hong Leong Financial Group Bhd                                 133,913    443,952
    Hong Leong Industries Bhd                                       40,300     87,665
    Hovid Bhd                                                      216,200     14,582
    Hua Yang Bhd                                                   128,710     31,969
#   Hume Industries Bhd                                             39,208     23,237
    Hup Seng Industries Bhd                                        218,300     57,231
    I-Bhd                                                           59,800      8,094
#   IJM Corp. Bhd                                                1,459,214  1,090,667
    IJM Plantations Bhd                                             85,300     66,326
    Inari Amertron Bhd                                             889,842    357,588
    Insas Bhd                                                      365,913     66,141
    IOI Corp. Bhd                                                  833,405    829,977
    IOI Properties Group Bhd                                       353,769    170,906
*   Iris Corp. Bhd                                                 736,100     19,966
*   Iskandar Waterfront City Bhd                                   289,100     58,764
*   JAKS Resources Bhd                                             166,000     48,330
#   Jaya Tiasa Holdings Bhd                                        264,705     81,896
    JCY International Bhd                                          413,600     57,914
*   Kenanga Investment Bank Bhd                                     81,000      8,503
    Kian JOO CAN Factory Bhd                                       114,600     77,643
    Kim Loong Resources Bhd                                         50,920     39,434
    Kimlun Corp. Bhd                                                47,077     22,445
#*  KNM Group Bhd                                                1,097,184     85,489
    Kretam Holdings Bhd                                            399,000     48,666
#*  KSL Holdings Bhd                                               376,864     86,793
    Kuala Lumpur Kepong Bhd                                         79,250    431,232
    Kumpulan Perangsang Selangor Bhd                               161,900     44,729
    Land & General Bhd                                             632,900     47,135
*   Landmarks Bhd                                                  139,100     23,876
    LBS Bina Group Bhd                                             168,400     68,463
    Lingkaran Trans Kota Holdings Bhd                               97,600    129,998
    LPI Capital Bhd                                                 28,300    109,350
    Mah Sing Group Bhd                                             894,852    300,822

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
MALAYSIA -- (Continued)
    Malayan Banking Bhd                                            994,335 $1,845,326
    Malayan Flour Mills Bhd                                         90,600     29,007
    Malaysia Airports Holdings Bhd                                 333,967    466,510
    Malaysia Building Society Bhd                                  588,400    146,143
*   Malaysia Marine and Heavy Engineering Holdings Bhd             213,400     48,185
#*  Malaysian Bulk Carriers Bhd                                    271,325     44,816
#   Malaysian Pacific Industries Bhd                                67,663    124,708
#   Malaysian Resources Corp. Bhd                                  619,000    199,870
    Malton Bhd                                                     177,500     29,693
    Matrix Concepts Holdings Bhd                                   223,800    121,736
#   Maxis Bhd                                                      430,000    597,161
#   MBM Resources Bhd                                               80,330     44,774
    Media Chinese International, Ltd.                              100,600     14,578
    Media Prima Bhd                                                518,700    119,461
#   Mega First Corp. Bhd                                            46,000     28,181
#   Mitrajaya Holdings Bhd                                         291,500     83,620
    MK Land Holdings Bhd                                           360,900     23,619
    MKH Bhd                                                        153,860    102,817
    MMC Corp. Bhd                                                  527,100    277,891
*   MNRB Holdings Bhd                                               58,350     31,176
#*  MPHB Capital Bhd                                                39,500     11,765
*   Mudajaya Group Bhd                                             129,600     24,588
    Muhibbah Engineering M Bhd                                     220,500    117,541
*   Mulpha International Bhd                                       877,200     44,576
#   My EG Services Bhd                                           1,067,850    383,360
*   Naim Holdings Bhd                                              101,300     36,351
    Oldtown Bhd                                                    165,625     70,580
    Oriental Holdings Bhd                                           12,000     18,429
    OSK Holdings Bhd                                               381,409    120,614
    Padini Holdings Bhd                                            328,600    181,164
    Panasonic Manufacturing Malaysia Bhd                            13,100     92,963
    Pantech Group Holdings Bhd                                     101,846     10,465
    Paramount Corp. Bhd                                            131,100     46,433
#*  Parkson Holdings Bhd                                           350,305     49,830
    Pharmaniaga Bhd                                                 44,200     50,205
    Pos Malaysia Bhd                                               244,000    221,634
    PPB Group Bhd                                                  122,600    450,496
    Press Metal Bhd                                                928,200    430,004
    Protasco Bhd                                                   163,000     43,858
    Public Bank Bhd                                                624,370  2,833,090
#*  Puncak Niaga Holdings Bhd                                      104,100     21,693
    QL Resources Bhd                                               294,850    292,359
    RHB Bank Bhd                                                   229,162    253,526
*   Rimbunan Sawit Bhd                                             496,600     58,877
    Salcon Bhd                                                     241,100     31,056
*   Sapurakencana Petroleum Bhd                                  2,294,811    891,555
    Sarawak Cable Bhd                                               48,900     11,697
    Sarawak Oil Palms Bhd                                           32,014     27,979
#   Scientex Bhd                                                   128,000    201,949
*   Scomi Energy Services Bhd                                      319,500     15,878
    Selangor Dredging Bhd                                          150,900     28,901
    Selangor Properties Bhd                                          2,100      2,112
    Shangri-La Hotels Malaysia Bhd                                 101,700    118,612

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
MALAYSIA -- (Continued)
*   Shell Refining Co. Federation of Malaya Bhd                     14,900 $     9,488
    SHL Consolidated Bhd                                            98,500      63,392
#   SP Setia Bhd Group                                             214,045     164,407
    Star Publications Group Bhd                                    114,600      59,510
    Sunway Bhd                                                     417,800     286,532
#   Sunway Construction Group Bhd                                   38,710      14,844
#   Supermax Corp. Bhd                                             214,050     100,909
    Suria Capital Holdings Bhd                                      18,100       8,278
#   Syarikat Takaful Malaysia Bhd                                  181,200     170,275
    Ta Ann Holdings Bhd                                            139,426     128,419
    TA Enterprise Bhd                                              620,300      68,716
    TA Global Bhd                                                  448,080      27,346
*   Talam Transform Bhd                                            182,500       1,644
    Taliworks Corp. Bhd                                             60,400      19,986
    Tambun Indah Land Bhd                                          121,700      38,201
#   TAN Chong Motor Holdings Bhd                                   103,100      39,504
    Tasek Corp. Bhd                                                  7,400      20,978
#   Telekom Malaysia Bhd                                           284,560     382,315
#   Tenaga Nasional Bhd                                            672,800   2,033,608
*   TH Plantations Bhd                                              61,320      15,922
    Tiong NAM Logistics Holdings                                    55,000      19,618
    Top Glove Corp. Bhd                                            471,700     554,456
    Tropicana Corp. Bhd                                            309,685      69,607
    TSH Resources Bhd                                              272,900     117,041
#   Tune Protect Group Bhd                                         333,900     106,374
    Uchi Technologies Bhd                                           56,870      22,727
#   UEM Edgenta Bhd                                                164,900     120,510
#   UEM Sunrise Bhd                                              1,044,364     259,449
#   UMW Holdings Bhd                                               309,700     394,980
#*  UMW Oil & Gas Corp. Bhd                                        468,700      74,072
    Unisem M Bhd                                                   365,830     208,166
    United Malacca Bhd                                              20,100      26,323
    United Plantations Bhd                                          21,300     132,153
    United U-Li Corp. Bhd                                           47,000      46,569
#   UOA Development Bhd                                            378,100     207,183
*   Uzma Bhd                                                        75,200      28,018
#   VS Industry Bhd                                                649,425     219,793
    Wah Seong Corp. Bhd                                            218,605      40,489
*   WCE Holdings Bhd                                                56,300      14,619
    WCT Holdings Bhd                                               459,491     189,919
    Wellcall Holdings Bhd                                          181,700      80,415
#   Westports Holdings Bhd                                         418,100     393,849
    Wing Tai Malaysia Bhd                                           20,100       4,695
    WTK Holdings Bhd                                               175,000      39,518
    Yinson Holdings Bhd                                            133,600      93,840
*   YNH Property Bhd                                               257,166      87,767
    YTL Corp. Bhd                                                2,807,997     964,365
    YTL Power International Bhd                                    715,351     231,026
    Zhulian Corp. Bhd                                               58,200      19,014
                                                                           -----------
TOTAL MALAYSIA                                                              36,138,551
                                                                           -----------
MEXICO -- (4.6%)
#   Alfa S.A.B. de C.V. Class A                                  1,729,123   2,243,751

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
MEXICO -- (Continued)
    Alpek S.A.B. de C.V.                                           368,738 $  424,375
    Alsea S.A.B. de C.V.                                           340,133    984,508
    America Movil S.A.B. de C.V. Series L                        4,985,903  3,136,886
    America Movil S.A.B. de C.V. Series L ADR                      116,929  1,474,475
#   Arca Continental S.A.B. de C.V.                                154,733    832,005
#*  Axtel S.A.B. de C.V.                                           541,959     95,899
    Banregio Grupo Financiero S.A.B. de C.V.                       146,340    808,279
*   Bio Pappel S.A.B. de C.V.                                       22,232     24,403
#   Bolsa Mexicana de Valores S.A.B. de C.V.                       209,262    284,990
*   Cemex S.A.B. de C.V.                                         2,898,083  2,678,018
*   Cemex S.A.B. de C.V. Sponsored ADR                             157,779  1,461,033
#   Coca-Cola Femsa S.A.B. de C.V. Series L                         20,790    128,807
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                     9,042    560,785
    Consorcio ARA S.A.B. de C.V. Series *                          495,229    158,399
#*  Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A      308,917    418,783
    Corp. Actinver S.A.B. de C.V.                                    9,800      5,780
    Corp. Inmobiliaria Vesta S.A.B. de C.V.                        324,954    357,467
    Corp. Moctezuma S.A.B. de C.V. Series *                         87,200    236,885
#   Credito Real S.A.B. de C.V. SOFOM ER                           132,605    188,541
*   Desarrolladora Homex S.A.B. de C.V.                              4,510        238
#   El Puerto de Liverpool S.A.B. de C.V. Class C1                  39,695    250,313
#*  Empresas ICA S.A.B. de C.V.                                     72,400      9,617
*   Financiera Independencia S.A.B. de C.V. SOFOM ENR               21,447      3,296
    Fomento Economico Mexicano S.A.B. de C.V.                       22,900    172,484
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR         35,574  2,676,232
#   Gentera S.A.B. de C.V.                                         676,510    987,831
    Gruma S.A.B. de C.V. Class B                                   100,535  1,350,077
#*  Grupo Aeromexico S.A.B. de C.V.                                128,057    238,508
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.            143,132    610,594
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR              7,415    573,328
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B         75,182    582,752
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR               4,576    662,925
#   Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B          26,441    383,920
#   Grupo Bimbo S.A.B. de C.V. Series A                            534,481  1,178,736
    Grupo Carso S.A.B. de C.V. Series A1                           172,925    692,745
    Grupo Comercial Chedraui S.A. de C.V.                          248,753    458,893
#   Grupo Elektra S.A.B. de C.V.                                    27,560    355,511
#*  Grupo Famsa S.A.B. de C.V. Class A                             176,737     58,987
    Grupo Financiero Banorte S.A.B. de C.V. Class O                571,535  2,739,345
#   Grupo Financiero Inbursa S.A.B. de C.V. Class O                581,077    863,806
    Grupo Financiero Interacciones SA de C.V. Class O               62,626    238,419
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B       238,397    339,644
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR    40,684    290,891
#   Grupo Herdez S.A.B. de C.V. Series *                           174,359    309,780
    Grupo Industrial Saltillo S.A.B. de C.V.                         5,000      8,392
    Grupo KUO S.A.B. de C.V. Series B                               28,600     45,259
#   Grupo Lala S.A.B. de C.V.                                      209,879    314,917
    Grupo Mexico S.A.B. de C.V. Series B                         1,442,882  4,341,066
*   Grupo Pochteca S.A.B. de C.V.                                   35,990     15,878
    Grupo Rotoplas S.A.B. de C.V.                                    9,393     11,662
    Grupo Sanborns S.A.B. de C.V.                                  128,457    128,127
*   Grupo Simec S.A.B. de C.V. Series B                             60,983    281,352
*   Grupo Simec S.A.B. de C.V. Sponsored ADR                         2,821     38,930

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
MEXICO -- (Continued)
*   Grupo Sports World S.A.B. de C.V.                               42,700 $    32,557
#   Grupo Televisa S.A.B. Series CPO                               643,065   2,873,108
    Grupo Televisa S.A.B. Sponsored ADR                             51,863   1,161,731
#*  Hoteles City Express S.A.B. de C.V.                            167,099     146,718
#*  Impulsora del Desarrollo y El Empleo en America Latina
      S.A.B. de C.V.                                               202,744     243,057
    Industrias Bachoco S.A.B. de C.V. Series B                      89,229     346,287
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR                  3,663     170,073
#*  Industrias CH S.A.B. de C.V. Series B                          158,146   1,001,044
    Industrias Penoles S.A.B. de C.V.                               55,077   1,302,214
#   Infraestructura Energetica Nova S.A.B. de C.V.                 157,889     696,564
#   Kimberly-Clark de Mexico S.A.B. de C.V. Class A                687,660   1,237,580
*   La Comer S.A.B. de C.V.                                        309,798     219,868
#*  Maxcom Telecomunicaciones S.A.B. de C.V.                         2,771         950
    Megacable Holdings S.A.B. de C.V.                              191,520     606,149
    Mexichem S.A.B. de C.V.                                        563,072   1,335,215
#*  Minera Frisco S.A.B. de C.V. Class A1                          224,936     184,341
    OHL Mexico S.A.B. de C.V.                                      572,909     540,944
#   Organizacion Cultiba S.A.B. de C.V.                             24,314      23,389
*   Organizacion Soriana S.A.B. de C.V. Class B                    240,563     507,578
    Promotora y Operadora de Infraestructura S.A.B. de C.V.         87,286     763,049
    Qualitas Controladora S.A.B. de C.V.                            79,517     119,694
#*  Telesites S.A.B. de C.V.                                       500,642     293,853
#   TV Azteca S.A.B. de C.V.                                       949,178     151,115
    Vitro S.A.B. de C.V. Series A                                   82,421     256,905
    Wal-Mart de Mexico S.A.B. de C.V.                            1,140,741   2,018,526
                                                                           -----------
TOTAL MEXICO                                                                53,951,033
                                                                           -----------
PERU -- (0.3%)
    Cementos Pacasmayo SAA ADR                                       4,500      42,750
    Cia de Minas Buenaventura SAA ADR                               15,794     217,799
    Credicorp, Ltd.                                                 16,147   2,642,941
    Grana y Montero SAA Sponsored ADR                               14,632      65,991
                                                                           -----------
TOTAL PERU                                                                   2,969,481
                                                                           -----------
PHILIPPINES -- (1.5%)
    Aboitiz Equity Ventures, Inc.                                  402,890     602,146
    Aboitiz Power Corp.                                            365,000     309,289
*   Atlas Consolidated Mining & Development Corp.                  168,700      18,029
    Ayala Corp.                                                     39,311     632,365
    Ayala Land, Inc.                                             1,268,560     906,746
    Bank of the Philippine Islands                                 161,576     291,004
    BDO Unibank, Inc.                                              478,168   1,083,532
    Cebu Air, Inc.                                                 168,840     322,213
    Century Pacific Food, Inc.                                      51,900      17,090
    Century Properties Group, Inc.                                 500,000       5,425
    China Banking Corp.                                            134,572     104,094
    Cosco Capital, Inc.                                            453,100      83,606
    D&L Industries, Inc.                                         1,222,300     302,162
    DMCI Holdings, Inc.                                          1,899,750     493,541
*   DoubleDragon Properties Corp.                                   44,660      46,290
    East West Banking Corp.                                        106,700      42,758
    EEI Corp.                                                      232,900      36,325

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
PHILIPPINES -- (Continued)
*   Empire East Land Holdings, Inc.                              1,223,000 $    17,949
    Energy Development Corp.                                     5,636,700     618,501
    Filinvest Land, Inc.                                         6,955,000     226,476
    First Gen Corp.                                                721,300     325,016
    First Philippine Holdings Corp.                                169,010     241,151
    Globe Telecom, Inc.                                             10,290     355,822
    GT Capital Holdings, Inc.                                       20,445     536,108
    JG Summit Holdings, Inc.                                       437,100     652,662
    Jollibee Foods Corp.                                           107,590     444,430
*   Lepanto Consolidated Mining Co.                              1,834,182       7,826
    Lopez Holdings Corp.                                         1,395,300     222,051
    Manila Electric Co.                                             72,500     415,064
    Manila Water Co., Inc.                                         725,600     440,183
*   Megawide Construction Corp.                                    140,174      42,137
    Megaworld Corp.                                              5,328,500     393,340
    Metropolitan Bank & Trust Co.                                  135,832     222,514
    Nickel Asia Corp.                                              126,300      17,259
    Pepsi-Cola Products Philippines, Inc.                          737,300      48,474
    Petron Corp.                                                 1,162,100     216,956
    Philippine National Bank                                       215,142     235,680
    Philippine Stock Exchange, Inc. (The)                            5,304      25,473
    Phinma Energy Corp.                                            675,000      30,659
    Phoenix Petroleum Philippines, Inc.                            136,240      17,853
    PLDT, Inc.                                                      18,505     547,003
    PLDT, Inc. Sponsored ADR                                        11,344     340,887
    Puregold Price Club, Inc.                                      355,800     308,996
    RFM Corp.                                                      532,000      52,815
    Rizal Commercial Banking Corp.                                 201,164     146,235
    Robinsons Land Corp.                                           907,300     458,047
    Robinsons Retail Holdings, Inc.                                139,390     221,338
    San Miguel Corp.                                               277,910     547,371
    Security Bank Corp.                                            166,516     713,854
    Semirara Mining & Power Corp.                                  115,820     314,705
    SM Investments Corp.                                            23,010     319,157
    SM Prime Holdings, Inc.                                      1,349,212     805,681
*   Top Frontier Investment Holdings, Inc.                          10,142      53,791
    Union Bank of the Philippines                                   98,142     154,600
    Universal Robina Corp.                                         186,330     610,569
    Vista Land & Lifescapes, Inc.                                3,673,400     374,400
    Xurpas, Inc.                                                    76,300      12,885
                                                                           -----------
TOTAL PHILIPPINES                                                           17,032,533
                                                                           -----------
POLAND -- (1.9%)
    Agora SA                                                        20,446      68,616
*   Alior Bank SA                                                   29,536     450,573
    Amica SA                                                         2,565     119,863
*   AmRest Holdings SE                                               1,331     109,008
    Apator SA                                                        3,816      31,970
    Asseco Poland SA                                                46,977     674,898
    Bank Handlowy w Warszawie SA                                     7,297     140,024
*   Bank Millennium SA                                             259,418     381,242
    Bank Pekao SA                                                   21,571     729,764
    Bank Zachodni WBK SA                                             7,667     660,698

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
POLAND -- (Continued)
#*  Bioton SA                                                     23,777 $   47,221
*   Boryszew SA                                                   95,717    271,427
    Budimex SA                                                     6,889    371,721
    CCC SA                                                         8,799    454,489
*   CD Projekt SA                                                 44,539    652,883
    Ciech SA                                                      20,632    354,744
*   Cyfrowy Polsat SA                                             64,564    390,753
    Elektrobudowa SA                                                  39      1,168
*   Emperia Holding SA                                             5,724     97,886
*   Enea SA                                                      143,203    362,559
#   Energa SA                                                     61,686    157,343
    Eurocash SA                                                   39,486    393,478
    Fabryki Mebli Forte SA                                         8,715    180,736
*   Famur SA                                                      20,638     23,958
    Firma Oponiarska Debica SA                                     1,289     31,057
*   Getin Holding SA                                             119,831     42,241
#*  Getin Noble Bank SA                                          178,864     73,819
    Grupa Azoty SA                                                26,425    453,338
*   Grupa Azoty Zaklady Chemiczne Police SA                        3,091     17,656
    Grupa Kety SA                                                  6,174    663,505
*   Grupa Lotos SA                                                52,144    491,406
*   Impexmetal SA                                                 60,302     59,970
    ING Bank Slaski SA                                             7,883    348,816
*   Integer.pl SA                                                  1,454     15,538
    Inter Cars SA                                                  1,832    144,570
*   Jastrzebska Spolka Weglowa SA                                 30,611    511,943
    Kernel Holding SA                                             38,613    769,275
    KGHM Polska Miedz SA                                          31,405    974,055
    KRUK SA                                                        7,321    449,683
    LC Corp. SA                                                   15,461      7,823
    LPP SA                                                           344    438,359
*   Lubelski Wegiel Bogdanka SA                                    4,077     66,110
*   mBank SA                                                       4,560    431,089
    Netia SA                                                     175,788    196,834
    Neuca SA                                                       2,045    204,711
    Orange Polska SA                                             257,497    347,417
    Orbis SA                                                       5,719    104,642
*   Pelion SA                                                      2,616     34,356
    Pfleiderer Grajewo SA                                            325      3,628
    PGE Polska Grupa Energetyczna SA                             321,613    878,156
*   PKP Cargo SA                                                  10,647    141,918
*   Polnord SA                                                    24,222     46,514
#   Polski Koncern Naftowy Orlen SA                              145,677  2,956,332
    Polskie Gornictwo Naftowe i Gazownictwo SA                   373,045    512,286
*   Powszechna Kasa Oszczednosci Bank Polski SA                  209,767  1,609,330
    Powszechny Zaklad Ubezpieczen SA                             106,811    939,907
*   Rafako SA                                                     13,729     24,631
    Stalprodukt SA                                                   290     43,065
    Synthos SA                                                   241,049    361,192
*   Tauron Polska Energia SA                                     721,502    531,652
    Trakcja SA                                                    23,580     94,736
*   Vistula Group SA                                              81,863     66,624
    Warsaw Stock Exchange                                         11,916    132,814

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
POLAND -- (Continued)
    Wawel SA                                                         202 $    59,470
*   Zespol Elektrowni Patnow Adamow Konin SA                       2,460       8,732
                                                                         -----------
TOTAL POLAND                                                              22,416,222
                                                                         -----------
RUSSIA -- (1.5%)
    Etalon Group, Ltd. GDR                                        52,035     200,707
    Gazprom PJSC Sponsored ADR                                   671,121   3,329,887
    Globaltrans Investment P.L.C. Sponsored GDR                   21,579     136,412
*   Lenta, Ltd. GDR(BJ621Y903)                                     9,815      77,427
*   Lenta, Ltd. GDR(52634T200)                                    25,251     198,473
    LUKOIL PJSC Sponsored ADR                                     31,089   1,752,013
    Magnitogorsk Iron & Steel OJSC Sponsored GDR                  47,794     401,691
*   Mail.Ru Group, Ltd. GDR(B53NQB903)                             4,369      79,346
*   Mail.Ru Group, Ltd. GDR(560317208)                             2,320      42,108
*   Mechel PJSC Sponsored ADR                                      4,538      27,273
    MegaFon PJSC GDR                                              20,825     226,351
    MMC Norilsk Nickel PJSC ADR                                   63,265   1,026,060
    Novolipetsk Steel PJSC GDR                                    23,125     457,033
    O'Key Group SA GDR                                             6,334      15,796
    PhosAgro PJSC GDR                                             21,849     335,512
*   PIK Group PJSC GDR                                            32,068     160,587
    Ros Agro P.L.C. GDR                                            2,034      29,188
    Ros Agro PLC GDR                                                 818      11,745
    Rosneft Oil Co. PJSC GDR                                     154,292   1,023,084
    Rostelecom PJSC Sponsored ADR                                 19,115     162,615
    RusHydro PJSC ADR                                            311,587     529,340
    Sberbank of Russia PJSC Sponsored ADR                        205,157   2,405,510
    Severstal PJSC GDR                                            47,385     752,695
    Tatneft PJSC Sponsored ADR                                    42,509   1,732,971
    TMK PJSC GDR                                                  13,562      72,750
    VimpelCom, Ltd. Sponsored ADR                                162,025     685,366
    VTB Bank PJSC GDR                                            171,074     390,082
*   X5 Retail Group NV GDR                                        24,211     812,888
                                                                         -----------
TOTAL RUSSIA                                                              17,074,910
                                                                         -----------
SOUTH AFRICA -- (8.3%)
    Adcorp Holdings, Ltd.                                         61,325      65,817
    Advtech, Ltd.                                                157,069     197,208
    AECI, Ltd.                                                    80,124     612,307
*   African Bank Investments, Ltd.                               282,387         106
    African Oxygen, Ltd.                                          36,963      52,551
    African Rainbow Minerals, Ltd.                                69,916     626,175
    Alexander Forbes Group Holdings, Ltd.                        143,464      75,705
*   Anglo American Platinum, Ltd.                                 16,047     420,114
*   AngloGold Ashanti, Ltd. Sponsored ADR                        320,438   4,072,767
*   ArcelorMittal South Africa, Ltd.                             220,470     214,846
    Ascendis Health, Ltd.                                         43,344      75,149
    Assore, Ltd.                                                  22,628     463,679
#   Astral Foods, Ltd.                                            31,570     353,692
*   Attacq, Ltd.                                                 249,906     333,969
*   Aveng, Ltd.                                                  235,423     127,511
    AVI, Ltd.                                                    226,377   1,543,028

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
SOUTH AFRICA -- (Continued)
    Barclays Africa Group, Ltd.                                    231,512 $2,726,614
    Barloworld, Ltd.                                               156,320  1,285,273
    Bid Corp., Ltd.                                                120,651  2,093,274
    Bidvest Group, Ltd. (The)                                      178,129  2,097,773
    Blue Label Telecoms, Ltd.                                      246,863    336,253
*   Brait SE                                                       132,500    779,727
    Capitec Bank Holdings, Ltd.                                     26,123  1,365,171
    Cashbuild, Ltd.                                                 16,072    414,098
    Caxton and CTP Publishers and Printers, Ltd.                    26,485     26,217
    City Lodge Hotels, Ltd.                                         24,871    271,158
    Clicks Group, Ltd.                                             141,150  1,277,721
    Clover Industries, Ltd.                                         65,657     85,083
*   Consolidated Infrastructure Group, Ltd.                         60,169    102,557
    Coronation Fund Managers, Ltd.                                 136,564    678,447
*   Curro Holdings, Ltd.                                            14,636     51,928
    DataTec, Ltd.                                                  139,902    540,927
    Discovery, Ltd.                                                175,016  1,493,672
#   DRDGOLD, Ltd.                                                  216,155    121,732
    DRDGOLD, Ltd. Sponsored ADR                                      1,600      9,088
    EOH Holdings, Ltd.                                              67,327    732,483
*   Evraz Highveld Steel and Vanadium, Ltd.                          5,882         11
*   eXtract Group, Ltd.                                            158,948      3,539
    Exxaro Resources, Ltd.                                          94,679    749,793
    Famous Brands, Ltd.                                             51,937    560,933
    FirstRand, Ltd.                                              1,222,235  4,552,967
    Foschini Group, Ltd. (The)                                     143,037  1,710,665
    Gold Fields, Ltd.                                               29,233    101,086
    Gold Fields, Ltd. Sponsored ADR                                507,051  1,779,749
    Grand Parade Investments, Ltd.                                 131,391     35,187
    Grindrod, Ltd.                                                 349,180    366,448
    Group Five, Ltd.                                                72,783    130,195
    Growthpoint Properties, Ltd.                                    47,212     92,370
    Harmony Gold Mining Co., Ltd.                                  114,510    288,543
    Harmony Gold Mining Co., Ltd. Sponsored ADR                    152,302    388,370
    Holdsport, Ltd.                                                 17,779     80,452
*   Howden Africa Holdings, Ltd.                                     3,943      9,335
    Hudaco Industries, Ltd.                                         21,252    179,415
*   Hulamin, Ltd.                                                   71,054     36,827
*   Impala Platinum Holdings, Ltd.                                 317,413  1,264,958
    Imperial Holdings, Ltd.                                        121,904  1,513,522
    Investec, Ltd.                                                  98,623    697,087
    Invicta Holdings, Ltd.                                          17,919     80,587
    JSE, Ltd.                                                       67,533    809,740
    KAP Industrial Holdings, Ltd.                                  544,577    315,298
#*  Kumba Iron Ore, Ltd.                                            36,333    560,381
#   Lewis Group, Ltd.                                               66,807    203,524
    Liberty Holdings, Ltd.                                          77,372    633,722
    Massmart Holdings, Ltd.                                         77,472    775,736
    Merafe Resources, Ltd.                                         400,856     57,986
    Metair Investments, Ltd.                                       118,479    194,955
    MMI Holdings, Ltd.                                             685,819  1,261,715
    Mondi, Ltd.                                                     66,534  1,466,659
    Mpact, Ltd.                                                    119,850    262,894

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
SOUTH AFRICA -- (Continued)
    Mr. Price Group, Ltd.                                          119,838 $ 1,450,701
    Murray & Roberts Holdings, Ltd.                                245,552     202,645
*   Nampak, Ltd.                                                   318,677     444,485
    Naspers, Ltd. Class N                                           35,385   5,637,249
    Nedbank Group, Ltd.                                             71,737   1,237,393
    New Europe Property Investments P.L.C.                          12,521     145,860
*   Northam Platinum, Ltd.                                         203,773     775,633
    Oceana Group, Ltd.                                              28,771     253,765
    Omnia Holdings, Ltd.                                            41,378     559,789
    Peregrine Holdings, Ltd.                                       151,282     333,733
    Pick n Pay Stores, Ltd.                                        187,789     954,006
    Pinnacle Holdings, Ltd.                                         68,212      94,049
    Pioneer Foods Group, Ltd.                                       60,916     753,462
*   PPC, Ltd.                                                    1,288,346     654,361
    PSG Group, Ltd.                                                 30,904     522,269
    Raubex Group, Ltd.                                              94,910     160,752
    RCL Foods, Ltd.                                                 19,226      18,951
    Reunert, Ltd.                                                  111,111     565,863
    Rhodes Food Group Pty, Ltd.                                     20,364      42,420
*   Royal Bafokeng Platinum, Ltd.                                   40,725     115,479
    Sanlam, Ltd.                                                   683,074   3,299,833
    Santam, Ltd.                                                    20,504     366,842
    Sappi, Ltd.                                                    266,260   1,712,001
    Sappi, Ltd. Sponsored ADR                                      137,806     875,082
    Sasol, Ltd.                                                     12,517     373,407
    Sasol, Ltd. Sponsored ADR                                      169,899   5,073,184
    Shoprite Holdings, Ltd.                                        193,907   2,573,870
    Sibanye Gold, Ltd.                                             284,543     643,335
    Sibanye Gold, Ltd. Sponsored ADR                                60,267     546,019
    SPAR Group, Ltd. (The)                                          86,823   1,224,673
    Spur Corp., Ltd.                                                38,177      96,518
    Standard Bank Group, Ltd.                                      452,479   4,838,670
    Steinhoff International Holdings NV                            643,070   3,100,803
*   Super Group, Ltd.                                              277,292     753,219
    Telkom SA SOC, Ltd.                                            171,919     942,164
    Tiger Brands, Ltd.                                              63,511   1,916,965
    Tongaat Hulett, Ltd.                                            76,388     759,923
    Transaction Capital, Ltd.                                       41,198      45,991
    Trencor, Ltd.                                                   96,638     268,874
    Truworths International, Ltd.                                  345,040   2,071,943
    Vodacom Group, Ltd.                                             88,563     992,493
    Wilson Bayly Holmes-Ovcon, Ltd.                                 28,483     309,454
    Woolworths Holdings, Ltd.                                      392,829   2,158,218
                                                                           -----------
TOTAL SOUTH AFRICA                                                          96,754,815
                                                                           -----------
SOUTH KOREA -- (15.2%)
    Able C&C Co., Ltd.                                               3,467      55,654
    ABOV Semiconductor Co., Ltd.                                     3,257      28,804
*   Actoz Soft Co., Ltd.                                             1,963      26,539
    Advanced Nano Products Co., Ltd.                                 1,159      14,529
*   Advanced Process Systems Corp.                                   3,786      91,345
    Aekyung Petrochemical Co., Ltd.                                  6,130      58,652
    AfreecaTV Co., Ltd.                                              5,664     108,743

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
SOUTH KOREA -- (Continued)
#*  Agabang&Company                                                7,985 $   53,690
    Ahn-Gook Pharmaceutical Co., Ltd.                              1,301     12,354
#   Ahnlab, Inc.                                                     934     50,197
*   AJ Rent A Car Co., Ltd.                                        8,768     67,036
    AK Holdings, Inc.                                              2,426    105,550
    ALUKO Co., Ltd.                                               14,441     66,283
#*  Aminologics Co., Ltd.                                         21,772     57,333
    Amorepacific Corp.                                             5,335  1,456,127
#   AMOREPACIFIC Group                                            17,081  1,993,052
*   Amotech Co., Ltd.                                              3,455     70,037
#*  Anam Electronics Co., Ltd.                                    10,750     10,360
    Anapass, Inc.                                                  4,285     50,235
    Asia Cement Co., Ltd.                                            824     51,991
    ASIA Holdings Co., Ltd.                                          649     54,616
*   Asia Paper Manufacturing Co., Ltd.                             3,151     54,293
*   Asiana Airlines, Inc.                                         55,920    201,300
*   AUK Corp.                                                      5,660     10,750
    Autech Corp.                                                   3,629     29,278
    Avaco Co., Ltd.                                                3,893     25,005
    Baiksan Co., Ltd.                                              4,640     35,129
*   Barun Electronics Co., Ltd.                                   12,622     23,825
    BGF retail Co., Ltd.                                           4,123    326,226
*   BH Co., Ltd.                                                   5,471     85,269
    Binggrae Co., Ltd.                                             1,839    102,371
    Bluecom Co., Ltd.                                              3,649     33,845
    BNK Financial Group, Inc.                                    123,095    903,440
    Boryung Medience Co., Ltd.                                     1,660     20,984
    Boryung Pharmaceutical Co., Ltd.                                 937     41,902
    Bukwang Pharmaceutical Co., Ltd.                               4,604     89,673
    Busan City Gas Co., Ltd.                                         621     18,318
    BYC Co., Ltd.                                                     67     21,788
#   Byucksan Corp.                                                 7,087     23,398
#*  CammSys Corp.                                                 24,019     58,431
#*  Capro Corp.                                                   14,132    100,390
    Cell Biotech Co., Ltd.                                         1,194     36,223
*   Celltrion Pharm, Inc.                                          1,835     34,145
#*  Celltrion, Inc.                                                8,143    703,695
    Changhae Ethanol Co., Ltd.                                     1,129     16,457
*   Charm Engineering Co., Ltd.                                    7,133     16,544
    Cheil Worldwide, Inc.                                         16,505    263,383
*   Chemtronics Co., Ltd.                                          3,054     20,399
*   China Great Star International, Ltd.                          48,469     55,947
    Chokwang Paint, Ltd.                                           2,052     17,441
    Chong Kun Dang Pharmaceutical Corp.                            1,312    111,017
    Chongkundang Holdings Corp.                                      871     44,335
    Choong Ang Vaccine Laboratory                                  1,502     26,489
    Chosun Refractories Co., Ltd.                                    128      9,523
    Chungdahm Learning, Inc.                                       1,673     24,684
#   CJ CGV Co., Ltd.                                               5,000    341,874
    CJ CheilJedang Corp.                                           2,914    890,007
    CJ Corp.                                                       6,263    983,413
    CJ E&M Corp.                                                   5,773    434,480
#   CJ Freshway Corp.                                              1,816     55,817

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
SOUTH KOREA -- (Continued)
    CJ Hellovision Co., Ltd.                                     15,905 $125,733
*   CJ Korea Express Corp.                                          976  137,076
    CJ O Shopping Co., Ltd.                                       2,844  393,296
*   CJ Seafood Corp.                                              9,592   28,312
    CKD Bio Corp.                                                 1,321   24,209
#   Com2uSCorp                                                    3,906  287,549
    Cosmax BTI, Inc.                                              1,333   37,297
#   Cosmax, Inc.                                                  2,693  303,708
*   Cosmochemical Co., Ltd.                                       2,170    7,760
*   COSON Co., Ltd.                                               3,127   31,242
    Coway Co., Ltd.                                              12,705  955,393
    Crown Confectionery Co., Ltd.                                 3,390   97,455
#*  CrucialTec Co., Ltd.                                          8,796   66,383
    CS Wind Corp.                                                 1,159   16,342
    Cuckoo Electronics Co., Ltd.                                    259   28,700
    D.I Corp.                                                     8,342   31,838
    Dae Dong Industrial Co., Ltd.                                 2,845   16,914
    Dae Han Flour Mills Co., Ltd.                                   586   95,138
*   Dae Won Chemical Co., Ltd.                                    9,929   21,355
    Dae Won Kang Up Co., Ltd.                                     7,054   26,215
*   Dae Young Packaging Co., Ltd.                                31,775   27,013
*   Dae-Il Corp.                                                  6,363   47,029
*   Daea TI Co., Ltd.                                            18,837   31,070
*   Daechang Co., Ltd.                                           19,890   17,082
    Daeduck Electronics Co.                                      16,579  118,295
    Daeduck GDS Co., Ltd.                                        10,025  115,575
    Daegu Department Store                                        3,040   35,249
    Daehan Steel Co., Ltd.                                        5,070   40,486
    Daekyo Co., Ltd.                                              4,936   34,318
*   Daekyung Machinery & Engineering Co., Ltd.(6249067)          15,145   12,048
    Daekyung Machinery & Engineering Co., Ltd.()                  4,282      593
    Daelim Industrial Co., Ltd.                                  10,516  761,635
    Daeryuk Can Co., Ltd.                                         4,989   29,184
    Daesang Corp.                                                 6,272  136,060
#   Daesang Holdings Co., Ltd.                                    7,126   61,565
#*  Daewon Cable Co., Ltd.                                        9,519   10,083
    Daewon Pharmaceutical Co., Ltd.                               8,194  143,078
    Daewon San Up Co., Ltd.                                       3,198   25,964
*   Daewoo Engineering & Construction Co., Ltd.                  28,073  125,387
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.           37,401  108,138
    Daewoong Co., Ltd.                                            1,141   40,426
#   Daewoong Pharmaceutical Co., Ltd.                             1,072   63,149
    Daihan Pharmaceutical Co., Ltd.                               1,880   45,432
    Daishin Securities Co., Ltd.                                 19,489  188,913
*   Danal Co., Ltd.                                               4,835   22,394
    Daou Data Corp.                                               7,970   81,334
    Daou Technology, Inc.                                        15,608  238,558
#*  Dasan Networks, Inc.                                          9,337   51,060
    Dawonsys Co., Ltd.                                            4,711   45,533
#   Dayou Automotive Seat Technology Co., Ltd.                   27,800   36,940
    DCM Corp.                                                     1,241   12,773
    DGB Financial Group, Inc.                                    74,311  631,125
    DHP Korea Co., Ltd.                                           2,047   14,084

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
SOUTH KOREA -- (Continued)
    Digital Chosun Co., Ltd.                                      4,780 $   11,059
    Digital Power Communications Co., Ltd.                        9,714     29,378
*   DIO Corp.                                                     1,106     30,074
    Display Tech Co., Ltd.                                          696      2,498
*   DNF Co., Ltd.                                                 5,085     68,994
    Dong Ah Tire & Rubber Co., Ltd.                               4,388     95,999
#   Dong-A ST Co., Ltd.                                           3,126    238,109
    Dong-Ah Geological Engineering Co., Ltd.                      1,200      9,592
    Dong-Il Corp.                                                    93      4,763
*   Dongbu HiTek Co., Ltd.                                       15,636    236,538
    Dongbu Insurance Co., Ltd.                                   20,672  1,053,267
*   Dongbu Securities Co., Ltd.                                  17,601     54,129
*   Dongbu Steel Co., Ltd.                                        1,591     18,795
    Dongil Industries Co., Ltd.                                     510     35,082
#   Dongjin Semichem Co., Ltd.                                   21,378    183,746
*   Dongkook Industrial Co., Ltd.                                 2,420      6,657
    DongKook Pharmaceutical Co., Ltd.                               969     46,753
    Dongkuk Industries Co., Ltd.                                 12,588     45,397
*   Dongkuk Steel Mill Co., Ltd.                                 31,729    333,611
    Dongkuk Structures & Construction Co., Ltd                    4,816     22,078
    Dongsuh Cos., Inc.                                            3,623     79,804
    DONGSUNG Corp.                                               12,411     65,454
    Dongsung Finetec Co., Ltd.                                    1,359      8,074
    Dongwha Enterprise Co., Ltd.                                    583     16,416
    Dongwha Pharm Co., Ltd.                                       7,521     53,253
    Dongwon Development Co., Ltd.                                10,209     35,715
    Dongwon F&B Co., Ltd.                                           350     61,616
    Dongwon Industries Co., Ltd.                                    414    121,729
    Dongwon Systems Corp.                                           385     22,008
    Dongyang E&P, Inc.                                            3,315     38,878
*   Dongyang Steel Pipe Co., Ltd.                                19,290     20,668
    Doosan Corp.                                                  3,171    286,793
*   Doosan Engine Co., Ltd.                                      14,892     41,565
    Doosan Heavy Industries & Construction Co., Ltd.             26,104    618,424
*   Dragonfly GF Co., Ltd.                                        1,460      8,641
    DRB Holding Co., Ltd.                                         2,024     19,494
*   Duk San Neolux Co., Ltd.                                          1         23
*   Duksan Hi-Metal Co., Ltd.                                     3,951     28,506
#   DuzonBIzon Co., Ltd.                                          8,849    175,339
    DY Corp.                                                      8,382     52,878
    e Tec E&C, Ltd.                                                 913    101,267
    e-LITECOM Co., Ltd.                                           5,790     46,208
    E-MART, Inc.                                                  5,436    951,636
*   e-Starco Co., Ltd.                                           11,043     13,975
    E1 Corp.                                                      1,099     54,989
    Eagon Industrial, Ltd.                                        3,370     31,429
    Easy Bio, Inc.                                               21,977    111,656
*   Ecopro Co., Ltd.                                              3,984     36,784
    EG Corp.                                                      4,451     35,488
*   Ehwa Technologies Information Co., Ltd.                      40,567     16,141
    Elentec Co., Ltd.                                             4,321     21,374
*   ELK Corp.                                                    16,505     20,659
*   EM-Tech Co., Ltd.                                             3,114     28,356

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
SOUTH KOREA -- (Continued)
#*  Emerson Pacific, Inc.                                         1,974 $   50,201
#*  EMKOREA Co., Ltd.                                             5,967     21,602
#   ENF Technology Co., Ltd.                                     10,574    191,855
    Eo Technics Co., Ltd.                                         2,078    152,033
#   Eugene Corp.                                                 26,147    106,139
*   Eugene Investment & Securities Co., Ltd.                     42,469     99,097
    Eugene Technology Co., Ltd.                                   4,095     57,837
    Eusu Holdings Co., Ltd.                                       8,871     50,705
    EVERDIGM Corp.                                                5,254     50,365
    F&F Co., Ltd.                                                 1,487     23,511
    Farmsco                                                       3,420     35,192
*   FarmStory Co., Ltd.                                          15,460     18,822
    Fila Korea, Ltd.                                              2,546    150,163
    Fine Technix Co., Ltd.                                       10,892     28,293
#*  Foosung Co., Ltd.                                            23,489    147,982
    Fursys, Inc.                                                  1,797     49,932
#*  Gamevil, Inc.                                                   716     27,391
    Gaon Cable Co., Ltd.                                            930     18,265
*   Genic Co., Ltd.                                               1,217     14,374
    GIIR, Inc.                                                      595      4,122
*   Global Display Co., Ltd.                                      6,155     23,253
    Golfzon Co., Ltd.                                             1,284     69,388
#   GOLFZONYUWONHOLDINGS Co., Ltd.                                9,692     57,783
    Green Cross Corp.                                               230     27,345
#*  GS Engineering & Construction Corp.                          20,191    481,221
*   GS Global Corp.                                              24,687     73,764
    GS Holdings Corp.                                            26,298  1,157,972
    GS Home Shopping, Inc.                                          929    144,836
    GS Retail Co., Ltd.                                           5,907    264,996
    Gwangju Shinsegae Co., Ltd.                                     188     39,202
#*  Halla Corp.                                                   8,194     29,526
    Halla Holdings Corp.                                          3,831    199,971
    Han Kuk Carbon Co., Ltd.                                     11,233     62,177
    Hana Financial Group, Inc.                                   60,729  1,800,652
#   Hana Micron, Inc.                                            11,094     57,872
    Hana Tour Service, Inc.                                       3,641    225,389
    Hancom, Inc.                                                  5,785     79,666
    Handok, Inc.                                                  1,292     24,882
    Handsome Co., Ltd.                                            3,820    102,280
    Hanil Cement Co., Ltd.                                        1,951    125,500
*   Hanjin Heavy Industries & Construction Co., Ltd.             31,758     82,031
*   Hanjin Heavy Industries & Construction Holdings Co., Ltd.     6,254     24,251
#   Hanjin Kal Corp.                                             15,243    200,356
#   Hanjin Transportation Co., Ltd.                               4,414    108,177
    Hankook Shell Oil Co., Ltd.                                     326    119,795
    Hankook Tire Co., Ltd.                                       26,395  1,288,054
    Hankuk Glass Industries, Inc.                                   192      4,444
    Hankuk Paper Manufacturing Co., Ltd.                            770     20,988
    Hanmi Semiconductor Co., Ltd.                                 9,574    130,446
    Hanon Systems                                                45,925    359,622
    Hans Biomed Corp.                                             1,476     18,859
#   Hansae Co., Ltd.                                              8,003    154,409
    Hansae Yes24 Holdings Co., Ltd.                               6,460     53,700

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
SOUTH KOREA -- (Continued)
*   Hanshin Construction                                          2,070 $   25,910
#   Hansol Chemical Co., Ltd.                                     5,595    364,913
*   Hansol Holdings Co., Ltd.                                    23,663    125,549
*   Hansol HomeDeco Co., Ltd.                                    40,610     56,272
    Hansol Logistics Co., Ltd.                                    1,921      4,427
    Hansol Paper Co., Ltd.                                        9,196    161,928
*   Hansol SeenTec Co., Ltd.                                     13,324     19,588
*   Hansol Technics Co., Ltd.                                     2,789     37,681
#   Hanssem Co., Ltd.                                             2,793    501,697
    Hanwha Chemical Corp.                                        38,574    866,512
    Hanwha Galleria Timeworld Co., Ltd.                             646     18,805
    Hanwha General Insurance Co., Ltd.                           16,316     97,285
#*  Hanwha Investment & Securities Co., Ltd.                     55,362    112,586
    Hanwha Life Insurance Co., Ltd.                              66,683    369,888
#   Hanyang Eng Co., Ltd.                                         5,602     50,750
    Hanyang Securities Co., Ltd.                                  1,030      6,459
    Harim Co., Ltd.                                               5,229     21,951
    Harim Holdings Co., Ltd.                                     17,931     61,503
#   Heung-A Shipping Co., Ltd.                                   55,160     78,942
    High Tech Pharm Co., Ltd.                                     2,570     31,158
    HMC Investment Securities Co., Ltd.                           7,873     67,754
    Hotel Shilla Co., Ltd.                                        6,154    229,849
    HS Industries Co., Ltd.                                      14,873    137,838
    HS R&A Co., Ltd.                                              2,433     68,903
    Huchems Fine Chemical Corp.                                   7,590    135,894
    Humax Co., Ltd.                                               9,048     95,403
    Humedix Co., Ltd.                                               758     17,852
#   Huons Global Co., Ltd.                                        4,103     95,335
    Huvis Corp.                                                   5,498     38,176
    Huvitz Co., Ltd.                                              1,959     21,548
    Hwa Shin Co., Ltd.                                           11,649     68,484
    HwaSung Industrial Co., Ltd.                                  3,833     42,568
    Hy-Lok Corp.                                                  4,266     72,570
    Hyosung Corp.                                                10,107  1,178,239
*   Hyundai BNG Steel Co., Ltd.                                   4,392     50,080
    Hyundai C&F, Inc.                                             1,575     20,021
    Hyundai Corp.                                                 2,964     55,566
    Hyundai Department Store Co., Ltd.                            6,168    510,255
    Hyundai Development Co-Engineering & Construction            17,257    649,331
    Hyundai Engineering & Construction Co., Ltd.                 30,258  1,083,115
    Hyundai Engineering Plastics Co., Ltd.                        8,090     58,212
    Hyundai Glovis Co., Ltd.                                      5,000    669,537
    Hyundai Greenfood Co., Ltd.                                   7,981    113,410
*   Hyundai Heavy Industries Co., Ltd.                            8,576    978,017
    Hyundai Home Shopping Network Corp.                           1,319    123,295
    Hyundai Hy Communications & Networks Co., Ltd.               14,610     49,211
    Hyundai Livart Furniture Co., Ltd.                            6,911    139,572
    Hyundai Marine & Fire Insurance Co., Ltd.                    29,929    775,679
*   Hyundai Merchant Marine Co., Ltd.                             3,661     24,032
#*  Hyundai Mipo Dockyard Co., Ltd.                               5,786    286,424
    Hyundai Mobis Co., Ltd.                                      13,330  2,773,121
*   Hyundai Rotem Co., Ltd.                                       8,979    146,338
    Hyundai Steel Co.                                            24,613  1,234,291

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
SOUTH KOREA -- (Continued)
    Hyundai Wia Corp.                                             4,888 $  272,059
    HyVision System, Inc.                                         2,485     17,992
    i-Components Co., Ltd.                                        1,634     16,912
    i-SENS, Inc.                                                  2,125     51,468
*   iA, Inc.                                                      4,507     15,433
#*  ICD Co., Ltd.                                                 3,057     45,341
*   IHQ, Inc.                                                    24,836     39,754
*   Iljin Display Co., Ltd.                                      13,112     74,769
    Iljin Electric Co., Ltd.                                      9,122     36,263
#   Iljin Holdings Co., Ltd.                                      7,369     35,099
*   Iljin Materials Co., Ltd.                                     2,416     26,132
    Ilshin Spinning Co., Ltd.                                       744     76,349
*   IM Co., Ltd.                                                  6,519     24,458
    iMarketKorea, Inc.                                            5,923     53,204
    InBody Co., Ltd.                                              4,390     85,360
    Industrial Bank of Korea                                     65,302    713,317
#*  Infinitt Healthcare Co., Ltd.                                 5,114     30,124
*   Infraware, Inc.                                               5,651     17,798
#*  InkTec Co., Ltd.                                              2,097     15,422
    Innocean Worldwide, Inc.                                        747     37,223
*   InnoWireless, Inc.                                            1,034      9,431
#*  Innox Corp.                                                   4,610    116,167
#*  Insun ENT Co., Ltd.                                          10,668     59,615
    Intelligent Digital Integrated Security Co., Ltd.             2,551     20,993
*   Interflex Co., Ltd.                                           6,682    145,278
    Interojo Co., Ltd.                                            2,630     87,248
    Interpark Corp.                                               4,000     31,466
    Interpark Holdings Corp.                                     16,447     66,944
    INTOPS Co., Ltd.                                              7,188     61,187
    Inzi Controls Co., Ltd.                                       2,210      9,450
    INZI Display Co., Ltd.                                        5,255     10,140
#*  Iones Co., Ltd.                                               3,111     53,847
    IS Dongseo Co., Ltd.                                          5,122    184,347
    ISC Co., Ltd.                                                 1,534     21,374
    ISU Chemical Co., Ltd.                                        7,276     99,001
    IsuPetasys Co., Ltd.                                         15,340     66,618
    J.ESTINA Co., Ltd.                                            1,768     13,169
    Jahwa Electronics Co., Ltd.                                   5,727     94,842
    JB Financial Group Co., Ltd.                                 48,801    235,284
*   Jcontentree Corp.                                            17,321     63,792
    Jinsung T.E.C.                                                1,807     12,005
*   JoyCity Corp.                                                 1,096     18,603
*   Jusung Engineering Co., Ltd.                                  9,399     92,120
    JVM Co., Ltd.                                                 1,013     36,190
*   JYP Entertainment Corp.                                       2,036      8,421
#   Kakao Corp.                                                   3,860    258,430
    Kangnam Jevisco Co., Ltd.                                     1,835     57,206
    KAON Media Co., Ltd.                                          4,949     44,030
    KB Capital Co., Ltd.                                          5,499    115,066
    KB Financial Group, Inc.                                     22,623    915,452
*   KB Financial Group, Inc. ADR                                 47,792  1,940,355
    KB Insurance Co., Ltd.                                       22,704    481,145
*   KC Cottrell Co., Ltd.                                           626      3,195

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
SOUTH KOREA -- (Continued)
    KC Green Holdings Co., Ltd.                                   5,270 $   34,374
    KC Tech Co., Ltd.                                             8,259    101,919
    KCC Corp.                                                     1,769    528,866
*   KCC Engineering & Construction Co., Ltd.                      4,872     36,799
*   KEC Corp.                                                     7,890      6,600
    KEPCO Engineering & Construction Co., Inc.                    2,835     57,654
    KEPCO Plant Service & Engineering Co., Ltd.                   5,542    260,824
    Keyang Electric Machinery Co., Ltd.                           3,516     15,423
#*  KEYEAST Co., Ltd.                                            36,566     72,801
    KG Chemical Corp.                                             4,307     52,130
    KG Eco Technology Service Co., Ltd.                           1,015      3,008
    Kginicis Co., Ltd.                                            3,619     35,348
    KGMobilians Co., Ltd.                                         4,423     30,065
    KH Vatec Co., Ltd.                                            5,221     58,676
    KISCO Corp.                                                   1,992     61,331
    KISCO Holdings Co., Ltd.                                        508     26,231
    Kishin Corp.                                                    757      3,045
    KISWIRE, Ltd.                                                 3,350    116,061
#   KIWOOM Securities Co., Ltd.                                   4,843    303,060
*   KleanNara Co., Ltd.                                           2,981     14,988
*   KMH Co., Ltd.                                                 4,639     31,413
#*  KMW Co., Ltd.                                                 4,421     32,425
#   Kocom Co., Ltd.                                               2,691     20,137
    Kodaco Co., Ltd.                                              6,170     16,105
    Koentec Co., Ltd.                                            13,257     31,895
    Koh Young Technology, Inc.                                    2,789    104,829
    Kolao Holdings                                                4,818     30,370
    Kolon Corp.                                                   1,151     55,116
    Kolon Industries, Inc.                                        6,977    445,907
#   Kolon Life Science, Inc.                                        908     84,157
*   Komipharm International Co., Ltd.                             1,236     32,848
#   KONA I Co., Ltd.                                              6,921     60,848
    Korea Cast Iron Pipe Industries Co., Ltd.                     1,683     14,165
    Korea Circuit Co., Ltd.                                       7,389     86,737
#   Korea District Heating Corp.                                  1,606     91,936
    Korea Electric Power Corp.                                   14,670    537,260
*   Korea Electric Power Corp. Sponsored ADR                     56,037  1,027,719
    Korea Electric Terminal Co., Ltd.                             2,136    132,404
#   Korea Electronic Certification Authority, Inc.                4,271     24,800
    Korea Electronic Power Industrial Development Co., Ltd.       5,312     20,933
*   Korea Flange Co., Ltd.                                        2,351     26,778
    Korea Gas Corp.                                               9,730    388,573
*   Korea Information & Communications Co, Ltd.                   5,708     52,781
    Korea Investment Holdings Co., Ltd.                          12,441    498,971
#   Korea Kolmar Co., Ltd.                                        5,075    302,286
    Korea Kolmar Holdings Co., Ltd.                               1,931     44,029
*   Korea Line Corp.                                              6,199     97,377
    Korea Petrochemical Ind Co., Ltd.                             1,504    348,996
    Korea United Pharm, Inc.                                      2,571     38,344
    Korea Zinc Co., Ltd.                                          1,431    605,176
*   Korean Air Lines Co., Ltd.                                   17,495    397,653
    Korean Reinsurance Co.                                       41,224    385,226
    Kortek Corp.                                                  4,957     60,621

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
SOUTH KOREA -- (Continued)
    KPX Chemical Co., Ltd.                                         1,574 $   85,309
    KSS LINE, Ltd.                                                 2,136     16,086
*   KT Corp. Sponsored ADR                                        12,498    185,845
*   KT Hitel Co., Ltd.                                             4,412     26,870
    KT Skylife Co., Ltd.                                          11,241    155,621
*   KTB Investment & Securities Co., Ltd.                         28,137     76,851
    KTCS Corp.                                                     5,223     11,522
    Ktis Corp.                                                     5,026     15,157
    Kukdo Chemical Co., Ltd.                                       1,792     80,564
    Kukdong Oil & Chemicals Co., Ltd.                              5,050     14,205
*   Kumho Electric Co., Ltd.                                       1,900     17,059
*   Kumho Industrial Co., Ltd.                                     2,506     20,304
#   Kumho Petrochemical Co., Ltd.                                  4,274    302,929
#*  Kumho Tire Co., Inc.                                          45,837    322,455
    Kumkang Kind Co., Ltd.                                         1,390     45,197
    Kwang Dong Pharmaceutical Co., Ltd.                           11,546     82,340
#*  Kwang Myung Electric Co., Ltd.                                10,100     25,617
    Kwangju Bank                                                  12,244    111,467
*   Kyeryong Construction Industrial Co., Ltd.                     1,581     17,974
#   Kyobo Securities Co., Ltd.                                    11,174     78,559
    Kyongbo Pharmaceutical Co., Ltd.                               2,491     27,975
    Kyung Dong Navien Co., Ltd.                                    1,630     67,429
    Kyung-In Synthetic Corp.                                      11,914     50,418
    Kyungbang, Ltd.                                                3,980     49,156
    Kyungchang Industrial Co., Ltd.                                7,192     30,339
    KyungDong City Gas Co., Ltd.                                     888     58,214
    Kyungdong Pharm Co., Ltd.                                      2,090     31,601
#*  LB Semicon, Inc.                                              16,693     51,719
    LEADCORP, Inc. (The)                                           9,025     51,542
#*  Leaders Cosmetics Co., Ltd.                                    5,667     89,893
    LEENO Industrial, Inc.                                         4,085    138,242
    LF Corp.                                                       9,958    183,569
    LG Chem, Ltd.                                                 13,769  3,104,855
    LG Display Co., Ltd.                                          36,833    971,716
*   LG Display Co., Ltd. ADR                                     172,648  2,327,295
    LG Hausys, Ltd.                                                3,379    283,733
#   LG Household & Health Care, Ltd.                               1,796  1,358,092
    LG Innotek Co., Ltd.                                           6,283    536,463
    LG International Corp.                                         9,697    269,833
    LG Uplus Corp.                                               108,252  1,063,296
    Lion Chemtech Co., Ltd.                                        1,249     21,012
*   LIS Co., Ltd.                                                  2,556     20,796
    LMS Co., Ltd.                                                  3,047     23,179
    Lock&Lock Co., Ltd.                                            5,512     65,021
*   Loen Entertainment, Inc.                                       2,962    198,091
    Lotte Chemical Corp.                                           5,490  1,779,080
    Lotte Confectionery Co., Ltd.                                  1,731    304,249
    LOTTE Fine Chemical Co., Ltd.                                  7,369    194,622
    Lotte Food Co., Ltd.                                             242    131,031
    LOTTE Himart Co., Ltd.                                         5,413    195,502
#*  Lotte Non-Life Insurance Co., Ltd.                            29,631     61,697
    Lotte Shopping Co., Ltd.                                       2,166    421,470
    LS Corp.                                                       9,430    509,748

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
SOUTH KOREA -- (Continued)
*   Lumens Co., Ltd.                                              10,101 $   33,676
    Macquarie Korea Infrastructure Fund                          101,826    705,731
*   Macrogen, Inc.                                                 2,610     67,755
    Maeil Dairy Industry Co., Ltd.                                 2,055     73,729
#   Mando Corp.                                                    3,990    858,602
    Mcnex Co., Ltd.                                                1,630     30,221
    MDS Technology Co., Ltd.                                       1,077     18,023
#   Medy-Tox, Inc.                                                 1,341    478,302
    MegaStudy Co., Ltd.                                            1,272     37,849
    MegaStudyEdu Co., Ltd.                                           693     28,819
*   Melfas, Inc.                                                   5,636     34,135
    Meritz Financial Group, Inc.                                  16,535    155,988
    Meritz Fire & Marine Insurance Co., Ltd.                      33,955    439,894
    Meritz Securities Co., Ltd.                                  109,171    339,500
#*  Mgame Corp.                                                    5,065     23,249
    Mirae Asset Daewoo Co., Ltd.                                  71,209    540,270
    Miwon Specialty Chemical Co., Ltd.                                84     35,690
    MK Electron Co., Ltd.                                          4,171     37,100
*   MNTech Co., Ltd.                                               4,699     26,123
    Moda-InnoChips Co., Ltd.                                       2,027     16,104
    Modetour Network, Inc.                                         3,499     98,083
#   Monalisa Co., Ltd.                                             4,836     33,221
    Moorim P&P Co., Ltd.                                          11,756     39,927
*   Moorim Paper Co., Ltd.                                        10,302     23,944
    Motonic Corp.                                                  2,770     21,755
    Multicampus Co., Ltd.                                            719     22,609
    Namhae Chemical Corp.                                          5,660     42,170
*   Namsun Aluminum Co., Ltd.                                     19,796     21,657
    Namyang Dairy Products Co., Ltd.                                 134     84,414
*   Nanos Co., Ltd.                                                  730        432
    NAVER Corp.                                                    5,308  3,467,256
    NCSoft Corp.                                                   2,896    758,207
    NeoPharm Co., Ltd.                                             1,818     37,191
*   Neowiz Games Corp.                                            11,610    106,902
    NEOWIZ HOLDINGS Corp.                                          4,760     65,976
    NEPES Corp.                                                   10,486     91,847
    Nexen Corp.                                                    9,940     68,715
    Nexen Tire Corp.                                              18,210    206,327
#*  Nexon GT Co., Ltd.                                             5,925     45,830
    NH Investment & Securities Co., Ltd.                          49,612    488,354
#*  NHN Entertainment Corp.                                        7,901    360,340
#   NHN KCP Corp.                                                  5,049     54,338
    NICE Holdings Co., Ltd.                                        9,254    134,698
    Nice Information & Telecommunication, Inc.                       884     21,182
#   NICE Information Service Co., Ltd.                            21,377    121,956
    NICE Total Cash Management Co., Ltd.                           3,136     16,623
*   NK Co., Ltd.                                                   3,712      8,412
    Nong Shim Holdings Co., Ltd.                                     871     81,662
*   Nong Woo Bio Co., Ltd.                                         2,138     28,362
    NongShim Co., Ltd.                                               945    258,823
    Noroo Holdings Co., Ltd.                                       1,493     19,374
    NOROO Paint & Coatings Co., Ltd.                               3,900     26,989
    NPC                                                              363      2,025

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------ -----------
SOUTH KOREA -- (Continued)
    NS Shopping Co., Ltd.                                           176 $    22,775
#*  OCI Co., Ltd.                                                 6,100     451,169
#*  OPTRON-TEC, Inc.                                              5,461      31,581
    Orion Corp.                                                   1,435     801,780
*   Osstem Implant Co., Ltd.                                      5,356     265,006
#   Ottogi Corp.                                                    253     141,833
*   Pan Ocean Co., Ltd.                                          22,618      74,879
    Pan-Pacific Co., Ltd.                                        13,908      44,221
#*  PaperCorea, Inc.                                             71,965      35,643
    Partron Co., Ltd.                                            24,213     231,000
#*  Paru Co., Ltd.                                               17,028      54,999
    Poongsan Holdings Corp.                                         308      12,789
    Posco M-Tech Co., Ltd.                                       17,041      42,998
*   Power Logics Co., Ltd.                                       15,967      60,806
    PSK, Inc.                                                     3,211      38,932
    Pulmuone Co., Ltd.                                              425      51,891
    Pyeong Hwa Automotive Co., Ltd.                               5,629      65,354
#*  Redrover Co., Ltd.                                           10,163      47,228
    Reyon Pharmaceutical Co., Ltd.                                  720      17,305
    RFsemi Technologies, Inc.                                     3,027      22,348
    RFTech Co., Ltd.                                              7,978      41,737
*   S&S Tech Corp.                                                1,436       8,857
    S&T Corp.                                                       669      11,781
    S&T Holdings Co., Ltd.                                        2,865      41,549
    S&T Motiv Co., Ltd.                                           3,016     118,163
    S-1 Corp.                                                     5,293     384,066
    S-Energy Co., Ltd.                                            3,611      25,151
*   S-MAC Co., Ltd.                                               6,155      33,279
#   S-Oil Corp.                                                  12,001     838,187
*   Sajo Industries Co., Ltd.                                     1,099      62,074
*   Sajodongaone Co., Ltd.                                        8,260      11,167
*   SAJOHAEPYO Corp.                                                466       5,282
    Sam Young Electronics Co., Ltd.                               2,656      26,846
    Sam Yung Trading Co., Ltd.                                    2,370      36,541
    Samchully Co., Ltd.                                           1,080      90,119
    Samchuly Bicycle Co., Ltd.                                      879       9,584
    Samho Development Co., Ltd.                                   6,107      17,947
*   Samho International Co., Ltd.                                 2,508      31,779
    SAMHWA Paints Industrial Co., Ltd.                            3,040      22,242
    Samick Musical Instruments Co., Ltd.                         14,805      30,363
#   Samick THK Co., Ltd.                                          4,280      37,742
*   Samji Electronics Co., Ltd.                                   2,024      14,373
    Samjin Pharmaceutical Co., Ltd.                               4,553     125,653
    Samkwang Glass                                                1,119      65,356
    Sammok S-Form Co., Ltd.                                       3,585      43,477
    Samsung C&T Corp.                                             6,371     691,271
    Samsung Card Co., Ltd.                                        8,621     291,390
#   Samsung Electro-Mechanics Co., Ltd.                          19,354     945,198
    Samsung Electronics Co., Ltd.                                19,984  33,988,282
    Samsung Electronics Co., Ltd. GDR                            16,921  14,464,390
#*  Samsung Engineering Co., Ltd.                                27,379     296,467
    Samsung Fire & Marine Insurance Co., Ltd.                     7,001   1,622,021
*   Samsung Heavy Industries Co., Ltd.                           83,790     750,462

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
SOUTH KOREA -- (Continued)
    Samsung Life Insurance Co., Ltd.                             10,577 $1,010,625
    Samsung SDI Co., Ltd.                                        10,257  1,019,272
#   Samsung SDS Co., Ltd.                                         5,819    630,824
    Samsung Securities Co., Ltd.                                 19,243    537,289
*   SAMT Co., Ltd.                                               16,450     27,422
    Samwha Capacitor Co., Ltd.                                    2,566     22,009
    Samyang Corp.                                                   334     27,558
    Samyang Foods Co., Ltd.                                         756     25,672
    Samyang Holdings Corp.                                          957     84,472
    Samyang Tongsang Co., Ltd.                                      603     26,464
*   Samyoung Chemical Co., Ltd.                                   6,670      9,314
*   Sangbo Corp.                                                  7,260     21,307
    Sangsin Brake                                                 2,008     11,083
    SaraminHR Co, Ltd.                                            1,626     27,228
    SBS Contents Hub Co., Ltd.                                    1,410      9,867
    SBS Media Holdings Co., Ltd.                                 22,546     51,331
*   SBW                                                          26,448     41,391
    Seah Besteel Corp.                                            7,278    155,948
    SeAH Holdings Corp.                                             419     46,542
    SeAH Steel Corp.                                              1,827    170,157
    Sebang Co., Ltd.                                              6,087     77,276
    Sebang Global Battery Co., Ltd.                               3,780    112,685
*   Seegene, Inc.                                                 1,896     55,318
    Sejong Industrial Co., Ltd.                                   6,842     58,767
    Sekonix Co., Ltd.                                             3,870     53,363
    Sempio Co.                                                      345     10,894
*   Sempio Foods Co.                                                730     19,460
#   Seobu T&D                                                     4,048     56,249
    Seohan Co., Ltd.                                             46,096     84,992
*   Seohee Construction Co., Ltd.                                78,852     89,457
    Seoul Auction Co., Ltd.                                       1,819     15,838
    Seoul Semiconductor Co., Ltd.                                17,267    225,937
    SEOWONINTECH Co., Ltd.                                        4,409     42,298
    Seoyon Co., Ltd.                                              6,326     60,071
*   Sewon Cellontech Co., Ltd.                                   11,429     26,758
    Sewon Precision Industry Co., Ltd.                            1,917     29,357
    SEWOONMEDICAL Co., Ltd.                                      10,144     33,043
    SFA Engineering Corp.                                         3,059    185,411
#*  SFA Semicon Co., Ltd.                                        25,047     56,674
#*  SG Corp.                                                     77,870     80,643
    SH Energy & Chemical Co., Ltd.                               45,156     60,338
    Shinhan Financial Group Co., Ltd.                            33,429  1,321,190
*   Shinhan Financial Group Co., Ltd. ADR                        20,352    804,718
    Shinsegae Engineering & Construction Co., Ltd.                1,481     50,872
    Shinsegae Information & Communication Co., Ltd.                 917     55,402
    Shinsegae International, Inc.                                   432     22,883
    Shinsegae, Inc.                                               2,647    400,829
#*  Shinsung Solar Energy Co., Ltd.                              17,036     29,437
*   Shinsung Tongsang Co., Ltd.                                  52,297     55,728
*   Shinwha Intertek Corp.                                        7,862     28,365
*   Shinwon Corp.                                                11,194     15,881
    Shinyoung Securities Co., Ltd.                                  632     28,532
    SHOWBOX Corp.                                                13,350     61,215

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
SOUTH KOREA -- (Continued)
*   Signetics Corp.                                               17,527 $   23,014
#*  SIGONG TECH Co., Ltd.                                          6,507     37,453
    Silicon Works Co., Ltd.                                        3,894    106,906
    Silla Co., Ltd.                                                3,715     50,956
*   SIMMTECH HOLDINGS Co., Ltd.                                    7,120     19,739
    SIMPAC, Inc.                                                   5,344     21,051
    Sindoh Co., Ltd.                                               1,380     61,485
    SJM Co., Ltd.                                                  3,600     18,841
    SK Bioland Co., Ltd.                                           2,817     40,384
    SK Chemicals Co., Ltd.                                         5,020    256,668
*   SK Communications Co., Ltd.                                    4,426     10,675
    SK Gas, Ltd.                                                   2,416    224,492
    SK Holdings Co., Ltd.                                         13,415  2,499,538
    SK Hynix, Inc.                                               182,565  8,431,563
    SK Innovation Co., Ltd.                                       11,194  1,516,450
    SK Materials Co., Ltd.                                         2,534    434,675
    SK Networks Co., Ltd.                                         48,541    276,480
#*  SK Securities Co., Ltd.                                      142,628    137,035
    SK Telecom Co., Ltd.                                           3,393    650,460
    SKC Co., Ltd.                                                 10,988    293,929
#   SKCKOLONPI, Inc.                                               5,700     75,588
#   SL Corp.                                                       7,580    152,192
#*  SM Entertainment Co.                                           3,808     75,114
    SMEC Co., Ltd.                                                 5,134     17,488
*   Solborn, Inc.                                                  3,048     13,034
    Solid, Inc.                                                    9,205     21,662
    Songwon Industrial Co., Ltd.                                   4,894     68,906
*   Sonokong Co., Ltd.                                            10,438     53,843
#   Soulbrain Co., Ltd.                                            4,731    219,189
#   SPC Samlip Co., Ltd.                                             861    126,914
    Spigen Korea Co., Ltd.                                         1,625     74,416
*   Ssangyong Cement Industrial Co., Ltd.                          9,493    116,082
    Suheung Co., Ltd.                                              1,935     59,046
    Sunchang Corp.                                                 4,035     35,983
*   SundayToz Corp.                                                  595     10,384
    Sung Kwang Bend Co., Ltd.                                     11,782    109,555
#   Sungchang Enterprise Holdings, Ltd.                           18,872     50,278
*   Sungshin Cement Co., Ltd.                                      7,455     44,101
    Sungwoo Hitech Co., Ltd.                                      18,826    120,142
    Sunjin Co., Ltd.                                               1,592     41,100
#*  Suprema HQ, Inc.                                               1,525     10,417
*   Suprema, Inc.                                                  1,413     23,796
*   Synopex, Inc.                                                 28,253     38,723
    Systems Technology, Inc.                                       2,138     19,536
    Taekwang Industrial Co., Ltd.                                    263    225,137
*   Taewoong Co., Ltd.                                             5,397    103,423
*   Taeyoung Engineering & Construction Co., Ltd.                 18,899     85,267
*   Taihan Electric Wire Co., Ltd.                                11,347     18,792
*   Taihan Textile Co., Ltd.                                          62      4,598
*   TBH Global Co., Ltd.                                           4,018     31,823
    TechWing, Inc.                                                 5,460     63,521
#   TES Co., Ltd.                                                  5,140    108,639
*   Texcell-NetCom Co., Ltd.                                       3,909     24,709

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
SOUTH KOREA -- (Continued)
*   TK Chemical Corp.                                            26,714 $ 43,766
    TK Corp.                                                      8,295   68,905
    Tokai Carbon Korea Co., Ltd.                                    717   23,686
    Tongyang Life Insurance Co., Ltd.                            20,076  182,903
#   Tongyang, Inc.                                               56,091  136,984
    Top Engineering Co., Ltd.                                     3,447   20,636
    Toptec Co., Ltd.                                              5,736  120,408
    Tovis Co., Ltd.                                               8,227   57,736
    TS Corp.                                                      1,940   38,325
    UBCare Co., Ltd.                                             11,292   34,117
    Ubiquoss, Inc.                                                4,502   45,468
*   Ubivelox, Inc.                                                1,255   11,190
    Uju Electronics Co., Ltd.                                     3,162   48,059
    Unid Co., Ltd.                                                2,292   87,897
    Uniquest Corp.                                                2,220   12,619
*   Unison Co., Ltd.                                              6,034    6,683
#   UniTest, Inc.                                                 2,846   26,310
    Value Added Technologies Co., Ltd.                            3,642  105,833
#   Viatron Technologies, Inc.                                   10,000  194,136
#   Vieworks Co., Ltd.                                            3,379  199,804
#   Visang Education, Inc.                                        4,557   65,196
    Vitzrocell Co., Ltd.                                            825   10,549
*   Webzen, Inc.                                                  7,445   94,471
#*  WeMade Entertainment Co., Ltd.                                3,272   65,896
    Whanin Pharmaceutical Co., Ltd.                               3,694   47,704
#   WillBes & Co. (The)                                          16,224   47,426
*   Winix, Inc.                                                   2,076   15,222
    Wins Co., Ltd.                                                1,654   17,048
#   WiSoL Co., Ltd.                                              11,009  135,407
*   WIZIT Co., Ltd.                                               9,117    9,813
*   WONIK CUBE Corp.                                              3,316    7,286
#*  Wonik Holdings Co., Ltd.                                     14,480   75,773
*   WONIK IPS Co., Ltd.                                          15,235  311,469
#*  Wonik Materials Co., Ltd.                                       810   44,771
*   Wonik QnC Corp.                                               1,326   19,654
*   Woongjin Co., Ltd.                                           23,561   50,385
#*  Woongjin Energy Co., Ltd.                                     2,932   12,590
*   Woongjin Thinkbig Co., Ltd.                                  13,716  110,644
    Woori Bank                                                   71,502  807,172
*   Woori Bank Sponsored ADR                                      3,029  103,501
*   Woori Investment Bank Co., Ltd.                              51,594   29,777
    Y G-1 Co., Ltd.                                               5,966   47,514
*   YD Online Corp.                                               6,595   21,161
*   YeaRimDang Publishing Co., Ltd.                               3,338   13,977
    YESCO Co., Ltd.                                                 510   15,974
    YG Entertainment, Inc.                                        2,213   50,035
    Yoosung Enterprise Co., Ltd.                                 10,361   38,768
    Youlchon Chemical Co., Ltd.                                   3,560   41,671
    Young Poong Corp.                                               134  126,289
    Young Poong Precision Corp.                                   6,555   50,667
#   Youngone Corp.                                                4,853  111,426
    Youngone Holdings Co., Ltd.                                   3,110  153,524
#*  Yuanta Securities Korea Co., Ltd.                            38,686  112,652

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
SOUTH KOREA -- (Continued)
#*  Yungjin Pharmaceutical Co., Ltd.                                11,976 $     74,442
*   Yuyang DNU Co., Ltd.                                             7,626       30,048
    Zeus Co., Ltd.                                                   1,639       25,797
                                                                           ------------
TOTAL SOUTH KOREA                                                           176,591,695
                                                                           ------------
TAIWAN -- (14.3%)
    A-DATA Technology Co., Ltd.                                    104,605      175,281
    Ability Enterprise Co., Ltd.                                   166,508       90,155
    AcBel Polytech, Inc.                                           138,685      104,658
#   Accton Technology Corp.                                        157,858      286,393
#   Acer, Inc.                                                     990,287      457,297
    ACES Electronic Co., Ltd.                                       31,000       24,706
    Achem Technology Corp.                                          93,526       34,403
*   Acme Electronics Corp.                                          26,000       10,242
    Acter Co., Ltd.                                                 13,000       38,815
    Actron Technology Corp.                                         33,000      116,127
    Adlink Technology, Inc.                                         38,814       88,996
    Advanced Ceramic X Corp.                                        17,000      140,398
*   Advanced Connectek, Inc.                                       122,000       34,484
    Advanced International Multitech Co., Ltd.                      42,000       34,904
#   Advanced Semiconductor Engineering, Inc.                     1,517,774    1,672,576
    Advanced Semiconductor Engineering, Inc. ADR                   165,684      947,712
    Advanced Wireless Semiconductor Co.                             71,000      119,231
    Advancetek Enterprise Co., Ltd.                                 96,335       54,202
    Advantech Co., Ltd.                                             60,555      513,690
*   AGV Products Corp.                                             288,172       67,789
    Airtac International Group                                      36,450      303,424
    Alcor Micro Corp.                                               17,000       10,038
*   ALI Corp.                                                      130,000       68,519
    Alltek Technology Corp.                                         28,014       22,154
    Alpha Networks, Inc.                                           130,500       82,999
#   Altek Corp.                                                    151,727      118,074
    Ambassador Hotel (The)                                          50,000       37,429
    AMPOC Far-East Co., Ltd.                                        31,000       26,956
#   AmTRAN Technology Co., Ltd.                                    351,907      253,071
    Anpec Electronics Corp.                                         27,454       26,785
    Apacer Technology, Inc.                                         55,506       57,450
*   APCB, Inc.                                                      70,000       60,734
    Apex Biotechnology Corp.                                        35,477       45,228
    Apex International Co., Ltd.                                    49,710       48,805
    Apex Medical Corp.                                              21,000       21,668
    Apex Science & Engineering                                      68,848       17,910
#   Arcadyan Technology Corp.                                       51,859      101,685
    Ardentec Corp.                                                 201,411      150,163
*   Arima Communications Corp.                                     106,087       17,378
#   Asia Cement Corp.                                              618,696      530,376
*   Asia Optical Co., Inc.                                         132,000      169,263
    Asia Plastic Recycling Holding, Ltd.                            71,784       39,910
    Asia Polymer Corp.                                             157,651       97,549
    Asia Vital Components Co., Ltd.                                148,278      117,234
    ASMedia Technology, Inc.                                         4,000       39,601
    ASPEED Technology, Inc.                                          9,599      126,208
    ASROCK, Inc.                                                    20,000       24,286

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
TAIWAN -- (Continued)
    Asustek Computer, Inc.                                         119,996 $1,048,755
    Aten International Co., Ltd.                                    39,000    100,556
    AU Optronics Corp.                                           2,401,000    994,198
    AU Optronics Corp. Sponsored ADR                                78,775    330,067
    Audix Corp.                                                     52,800     59,625
    Aurora Corp.                                                    33,693     58,621
    Avermedia Technologies                                          55,690     18,668
*   Avision, Inc.                                                   64,693     14,229
    AVY Precision Technology, Inc.                                  37,060     56,545
    Awea Mechantronic Co., Ltd.                                     13,230     12,945
    Bank of Kaohsiung Co., Ltd.                                    148,835     43,998
    Basso Industry Corp.                                            14,000     42,152
    BenQ Materials Corp.                                            87,000     39,845
#   BES Engineering Corp.                                          788,000    156,967
    Bionime Corp.                                                    7,000     13,056
*   Biostar Microtech International Corp.                           73,000     20,402
    Bioteque Corp.                                                  12,010     43,212
#   Bizlink Holding, Inc.                                           41,019    217,235
#   Boardtek Electronics Corp.                                      63,000     60,610
    Bright Led Electronics Corp.                                    76,100     29,320
*   C Sun Manufacturing, Ltd.                                       68,000     41,608
    Capital Securities Corp.                                       944,731    271,523
    Career Technology MFG. Co., Ltd.                               156,000     88,213
*   Carnival Industrial Corp.                                       65,000     10,835
    Casetek Holdings, Ltd.                                          36,000    110,722
#   Catcher Technology Co., Ltd.                                   237,509  1,937,061
    Cathay Financial Holding Co., Ltd.                           1,112,125  1,693,632
    Cathay Real Estate Development Co., Ltd.                       300,300    178,939
    Chailease Holding Co., Ltd.                                    361,000    645,795
    ChainQui Construction Development Co., Ltd.                     48,000     26,283
*   Champion Building Materials Co., Ltd.                          168,000     37,862
    Chang Hwa Commercial Bank, Ltd.                              1,039,110    577,020
    Chang Wah Electromaterials, Inc.                                15,524     64,006
    Channel Well Technology Co., Ltd.                               54,000     48,688
#   Charoen Pokphand Enterprise                                    106,160    158,138
    Chaun-Choung Technology Corp.                                   30,000    147,473
    CHC Resources Corp.                                             27,618     46,789
    Chen Full International Co., Ltd.                               46,000     73,436
    Chenbro Micom Co., Ltd.                                         37,000     61,384
#   Cheng Loong Corp.                                              444,480    204,448
    Cheng Shin Rubber Industry Co., Ltd.                           487,808    971,130
#   Cheng Uei Precision Industry Co., Ltd.                         234,159    273,556
    Chenming Mold Industry Corp.                                    41,000     22,493
    Chia Chang Co., Ltd.                                            89,000     74,275
    Chicony Electronics Co., Ltd.                                  170,422    402,047
    Chien Kuo Construction Co., Ltd.                               138,675     37,581
#   Chilisin Electronics Corp.                                      50,324    123,185
    Chime Ball Technology Co., Ltd.                                  9,449     12,295
#   Chimei Materials Technology Corp.                              155,250     68,040
    Chin-Poon Industrial Co., Ltd.                                 116,113    230,595
    China Airlines, Ltd.                                         1,307,062    392,619
    China Bills Finance Corp.                                      127,000     53,323
    China Chemical & Pharmaceutical Co., Ltd.                      125,000     72,181

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
TAIWAN -- (Continued)
    China Development Financial Holding Corp.                    2,682,579 $  685,673
    China Ecotek Corp.                                              10,000     15,595
*   China Electric Manufacturing Corp.                             103,000     25,255
#   China General Plastics Corp.                                   174,289    134,507
    China Glaze Co., Ltd.                                           53,680     21,801
    China Life Insurance Co., Ltd.                               1,028,562  1,006,631
    China Man-Made Fiber Corp.                                     277,200     79,073
    China Metal Products                                           136,190    136,844
    China Motor Corp.                                               98,000     89,594
#*  China Petrochemical Development Corp.                        1,132,092    406,540
    China Steel Chemical Corp.                                      45,227    176,919
    China Steel Corp.                                            1,545,940  1,251,693
    China Steel Structure Co., Ltd.                                 70,000     47,932
    China Synthetic Rubber Corp.                                   253,681    230,907
    China Wire & Cable Co., Ltd.                                    15,120     11,012
    Chinese Maritime Transport, Ltd.                                43,120     38,560
    Chipbond Technology Corp.                                      266,000    385,457
    ChipMOS TECHNOLOGIES, Inc.                                      45,000     35,584
    Chlitina Holding, Ltd.                                           8,000     37,551
    Chong Hong Construction Co., Ltd.                               58,361    121,074
    Chroma ATE, Inc.                                                73,466    192,589
    Chun YU Works & Co., Ltd.                                      122,000     52,510
    Chun Yuan Steel                                                207,999     79,397
*   Chung Hung Steel Corp.                                         438,889    149,992
    Chung Hwa Pulp Corp.                                           206,246     65,197
#   Chung-Hsin Electric & Machinery Manufacturing Corp.            212,000    141,267
    Chunghwa Telecom Co., Ltd.                                     214,800    700,613
    Chunghwa Telecom Co., Ltd. Sponsored ADR                        35,415  1,117,697
    Chyang Sheng Dyeing & Finishing Co., Ltd.                       53,000     35,686
    Cleanaway Co., Ltd.                                             21,000    109,486
#   Clevo Co.                                                      232,869    205,073
#*  CMC Magnetics Corp.                                          1,061,642    120,519
    CoAsia Microelectronics Corp.                                   71,946     32,355
    Compal Electronics, Inc.                                     1,413,086    852,589
    Compeq Manufacturing Co., Ltd.                                 509,000    270,935
    Concord Securities Co., Ltd.                                   276,000     55,493
    Continental Holdings Corp.                                     229,250     77,539
    Coretronic Corp.                                               233,600    255,599
    Cowealth Medical Holding Co., Ltd.                               6,000      9,097
    Coxon Precise Industrial Co., Ltd.                              59,000     57,993
    CSBC Corp.                                                     235,440    104,214
    CTBC Financial Holding Co., Ltd.                             3,016,612  1,718,303
    CTCI Corp.                                                     174,555    271,732
#   Cub Elecparts, Inc.                                             15,024    118,494
    CviLux Corp.                                                    40,902     38,072
    Cyberlink Corp.                                                 23,356     52,382
    CyberPower Systems, Inc.                                        16,000     51,641
    CyberTAN Technology, Inc.                                      139,576     85,368
    D-Link Corp.                                                   419,148    139,360
    DA CIN Construction Co., Ltd.                                   71,000     43,888
    Da-Li Development Co., Ltd.                                     56,915     35,966
    Dafeng TV, Ltd.                                                 28,396     29,913
*   Danen Technology Corp.                                         188,000     43,399

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
TAIWAN -- (Continued)
    Darfon Electronics Corp.                                       109,000 $   69,986
    Darwin Precisions Corp.                                        196,000     80,179
    Delpha Construction Co., Ltd.                                   60,639     25,626
#   Delta Electronics, Inc.                                        353,940  1,976,893
    Depo Auto Parts Ind Co., Ltd.                                   48,000    127,939
    DFI, Inc.                                                       16,460     26,418
    Dimerco Express Corp.                                           34,000     23,808
    Dynacolor, Inc.                                                 16,000     20,350
*   Dynamic Electronics Co., Ltd.                                  146,006     41,175
    Dynapack International Technology Corp.                         75,000     88,290
    E Ink Holdings, Inc.                                           404,000    319,570
    E-Lead Electronic Co., Ltd.                                     39,000     40,066
    E-Life Mall Corp.                                               30,000     59,701
*   E-Ton Solar Tech Co., Ltd.                                     123,032     38,517
    E.Sun Financial Holding Co., Ltd.                            1,767,042  1,043,797
*   Eastern Media International Corp.                              278,406     65,921
#   Eclat Textile Co., Ltd.                                         43,176    450,995
    Edimax Technology Co., Ltd.                                     91,044     30,560
    Edison Opto Corp.                                               54,000     24,705
    Edom Technology Co., Ltd.                                       80,014     42,318
    eGalax_eMPIA Technology, Inc.                                   21,067     32,468
#   Elan Microelectronics Corp.                                    131,370    144,150
#   Elite Advanced Laser Corp.                                      51,840    206,304
    Elite Material Co., Ltd.                                       118,909    417,272
    Elite Semiconductor Memory Technology, Inc.                    122,000    130,264
    Elitegroup Computer Systems Co., Ltd.                          161,235     96,856
    eMemory Technology, Inc.                                        23,000    293,054
    ENG Electric Co., Ltd.                                          58,427     31,894
    Ennoconn Corp.                                                   4,202     60,457
    EnTie Commercial Bank Co., Ltd.                                103,500     44,796
*   Episil Holdings, Inc.                                           16,000      5,041
#*  Epistar Corp.                                                  506,954    382,383
    Eson Precision Ind. Co., Ltd.                                   30,000     37,520
    Eternal Materials Co., Ltd.                                    266,805    289,241
*   Etron Technology, Inc.                                         212,000     83,889
    Eva Airways Corp.                                              864,051    417,305
    Everest Textile Co., Ltd.                                      127,000     69,024
    Evergreen International Storage & Transport Corp.              285,000    133,823
#   Everlight Electronics Co., Ltd.                                170,149    266,181
    Everspring Industry Co., Ltd.                                   30,000     15,655
    Excelsior Medical Co., Ltd.                                     44,800     64,493
    Far Eastern Department Stores, Ltd.                            455,370    235,631
    Far Eastern International Bank                               1,068,362    313,213
    Far Eastern New Century Corp.                                  752,560    627,209
    Far EasTone Telecommunications Co., Ltd.                       400,000    950,383
#   Faraday Technology Corp.                                        63,442     65,398
*   Farglory F T Z Investment Holding Co., Ltd.                     24,000     11,639
    Farglory Land Development Co., Ltd.                            164,442    194,816
#   Federal Corp.                                                  230,729    123,171
    Feedback Technology Corp.                                       12,000     20,290
    Feng Hsin Steel Co., Ltd.                                      182,550    279,169
    Feng TAY Enterprise Co., Ltd.                                  112,107    490,035
*   First Copper Technology Co., Ltd.                               36,000      8,919

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
TAIWAN -- (Continued)
    First Financial Holding Co., Ltd.                            1,846,242 $1,030,289
    First Hotel                                                     76,354     40,568
*   First Insurance Co., Ltd. (The)                                 93,606     39,185
*   First Steamship Co., Ltd.                                      227,595     53,893
#   FLEXium Interconnect, Inc.                                     144,832    416,060
    Flytech Technology Co., Ltd.                                    41,373    129,184
#   FocalTech Systems Co., Ltd.                                     80,792     93,641
    Formosa Advanced Technologies Co., Ltd.                         74,000     54,865
    Formosa Chemicals & Fibre Corp.                                330,378  1,024,150
    Formosa International Hotels Corp.                              16,905     89,527
    Formosa Oilseed Processing Co., Ltd.                            46,000     70,812
    Formosa Optical Technology Co., Ltd.                             7,000     16,697
    Formosa Petrochemical Corp.                                    175,000    597,795
    Formosa Plastics Corp.                                         321,134    927,893
    Formosa Taffeta Co., Ltd.                                      121,000    116,511
    Formosan Rubber Group, Inc.                                    199,800    101,153
    Formosan Union Chemical                                         95,266     51,740
    Fortune Electric Co., Ltd.                                      37,000     21,330
    Founding Construction & Development Co., Ltd.                   71,460     36,298
    Foxconn Technology Co., Ltd.                                   218,536    616,786
    Foxlink Image Technology Co., Ltd.                              63,000     32,321
*   Froch Enterprise Co., Ltd.                                      56,713     18,756
    FSP Technology, Inc.                                            65,886     50,251
    Fubon Financial Holding Co., Ltd.                            1,266,896  2,059,023
    Fulgent Sun International Holding Co., Ltd.                     20,449     40,552
    Fullerton Technology Co., Ltd.                                  69,000     52,953
    Fulltech Fiber Glass Corp.                                     117,544     54,693
    Fwusow Industry Co., Ltd.                                       31,442     15,863
    G Shank Enterprise Co., Ltd.                                    63,382     53,060
*   G Tech Optoelectronics Corp.                                    46,821     29,330
    Gallant Precision Machining Co., Ltd.                           76,000     53,943
    Gamania Digital Entertainment Co., Ltd.                         25,000     22,969
    Gemtek Technology Corp.                                        160,574    125,315
    General Interface Solution Holding, Ltd.                        15,000     47,539
*   Genesis Photonics, Inc.                                        123,520     12,245
#*  Genius Electronic Optical Co., Ltd.                             39,071    224,536
    GeoVision, Inc.                                                 32,431     44,614
    Getac Technology Corp.                                         197,000    294,098
#   Giant Manufacturing Co., Ltd.                                   78,287    514,513
#   Giantplus Technology Co., Ltd.                                 118,000     67,122
#   Gigabyte Technology Co., Ltd.                                  284,000    372,215
    Gigasolar Materials Corp.                                        8,280     92,503
#*  Gigastorage Corp.                                              154,213    117,405
    Ginko International Co., Ltd.                                   12,000    117,960
#*  Gintech Energy Corp.                                           217,670    143,342
*   Global Brands Manufacture, Ltd.                                101,666     39,043
#   Global Lighting Technologies, Inc.                              38,000     74,518
    Global Mixed Mode Technology, Inc.                              20,000     43,940
    Global Unichip Corp.                                            31,000     79,183
    Globalwafers Co., Ltd.                                           7,000     32,168
    Globe Union Industrial Corp.                                   128,518     66,230
    Gloria Material Technology Corp.                               253,708    170,170
#   Glory Science Co., Ltd.                                         32,467     59,676

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
TAIWAN -- (Continued)
*   Gold Circuit Electronics, Ltd.                                 232,263 $   77,825
#   Goldsun Building Materials Co., Ltd.                           641,730    151,787
    Good Will Instrument Co., Ltd.                                   6,859      4,360
    Gourmet Master Co., Ltd.                                        23,100    202,160
    Grand Ocean Retail Group, Ltd.                                  28,000     21,855
    Grand Pacific Petrochemical                                    456,000    297,138
    Grand Plastic Technology Corp.                                  10,000     53,838
    Grape King Bio, Ltd.                                            42,000    238,651
    Great China Metal Industry                                      90,000     71,351
    Great Taipei Gas Co., Ltd.                                     105,000     81,073
#   Great Wall Enterprise Co., Ltd.                                248,682    229,115
    Greatek Electronics, Inc.                                      131,000    165,707
#*  Green Energy Technology, Inc.                                  132,537     72,520
*   GTM Holdings Corp.                                              39,000     21,513
    Hakers Enterprise Co., Ltd.                                      6,300      9,056
    Hannstar Board Corp.                                           185,681    103,282
#*  HannStar Display Corp.                                       1,489,667    392,296
*   HannsTouch Solution, Inc.                                      225,743     74,929
*   Harvatek Corp.                                                  83,052     29,280
    Hi-Clearance, Inc.                                               5,000     15,105
#   Highwealth Construction Corp.                                  304,918    453,476
#   Hiroca Holdings, Ltd.                                           24,728     71,732
*   HiTi Digital, Inc.                                              79,956     30,959
#   Hitron Technology, Inc.                                        128,000     81,748
#   Hiwin Technologies Corp.                                        67,259    346,732
#*  Ho Tung Chemical Corp.                                         484,092    131,891
    Hocheng Corp.                                                  137,300     42,531
    Holiday Entertainment Co., Ltd.                                 31,000     50,378
    Holtek Semiconductor, Inc.                                      89,000    142,026
    Holy Stone Enterprise Co., Ltd.                                103,500    107,017
    Hon Hai Precision Industry Co., Ltd.                         3,607,499  9,674,511
    Hon Hai Precision Industry Co., Ltd. GDR                       158,585    834,720
    Hong TAI Electric Industrial                                    80,000     23,257
    Hong YI Fiber Industry Co.                                      37,000     24,411
*   Horizon Securities Co., Ltd.                                   220,000     45,343
#   Hota Industrial Manufacturing Co., Ltd.                         61,919    256,753
    Hotai Motor Co., Ltd.                                           50,000    574,589
    Hsin Kuang Steel Co., Ltd.                                      92,788     66,852
    Hsin Yung Chien Co., Ltd.                                       15,900     39,352
    Hu Lane Associate, Inc.                                         31,151    146,271
*   HUA ENG Wire & Cable Co., Ltd.                                 157,000     44,884
    Hua Nan Financial Holdings Co., Ltd.                         1,192,877    627,366
#   Huaku Development Co., Ltd.                                    129,465    253,970
    Huang Hsiang Construction Corp.                                 60,000     73,890
    Hung Ching Development & Construction Co., Ltd.                 68,000     46,752
    Hung Poo Real Estate Development Corp.                         129,609    106,472
    Hung Sheng Construction, Ltd.                                  254,000    156,656
    Huxen Corp.                                                     10,000     12,895
    Hwa Fong Rubber Co., Ltd.                                      147,430     51,785
*   Hwacom Systems, Inc.                                            43,000     16,492
*   I-Chiun Precision Industry Co., Ltd.                            53,000     15,353
    I-Sheng Electric Wire & Cable Co., Ltd.                         30,000     42,823
#   Ibase Technology, Inc.                                          56,455    109,770

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
TAIWAN -- (Continued)
*   Ichia Technologies, Inc.                                       168,897 $   87,463
    Ideal Bike Corp.                                                68,000     25,094
    IEI Integration Corp.                                           48,000     70,834
    Infortrend Technology, Inc.                                    110,798     56,372
    Innolux Corp.                                                3,762,461  1,593,836
    Inpaq Technology Co., Ltd.                                      45,000     29,626
    Intai Technology Corp.                                          14,000     67,953
    Inventec Corp.                                                 846,181    636,411
    Iron Force Industrial Co., Ltd.                                 10,000     56,727
    ITE Technology, Inc.                                            63,202     59,885
    ITEQ Corp.                                                     118,299    157,881
    Jentech Precision Industrial Co., Ltd.                          24,000     37,907
    Jess-Link Products Co., Ltd.                                    50,500     48,317
    Jih Sun Financial Holdings Co., Ltd.                           813,701    176,333
    Johnson Health Tech Co., Ltd.                                   21,948     31,877
    K Laser Technology, Inc.                                        21,000     11,262
    Kang Na Hsiung Enterprise Co., Ltd.                             59,000     20,732
    Kaori Heat Treatment Co., Ltd.                                  23,983     41,681
    Kaulin Manufacturing Co., Ltd.                                  60,000     31,121
    KD Holding Corp.                                                 6,000     33,523
    KEE TAI Properties Co., Ltd.                                   221,226     64,811
    Kenda Rubber Industrial Co., Ltd.                              169,842    260,577
    Kenmec Mechanical Engineering Co., Ltd.                         86,000     29,251
    Kerry TJ Logistics Co., Ltd.                                    82,000    115,888
#   Kindom Construction Corp.                                      163,000    101,765
#   King Slide Works Co., Ltd.                                      16,050    213,666
    King Yuan Electronics Co., Ltd.                                564,529    487,525
    King's Town Bank Co., Ltd.                                     408,000    373,317
*   King's Town Construction Co., Ltd.                              62,348     44,058
#   Kinik Co.                                                       64,000    131,762
*   Kinko Optical Co., Ltd.                                         53,000     35,518
#   Kinpo Electronics                                              602,028    241,661
    Kinsus Interconnect Technology Corp.                           142,009    326,951
    KMC Kuei Meng International, Inc.                               15,106     61,438
    KS Terminals, Inc.                                              41,760     54,757
    Kung Long Batteries Industrial Co., Ltd.                        32,000    160,604
*   Kung Sing Engineering Corp.                                    108,000     34,815
    Kuo Toong International Co., Ltd.                               94,108     59,846
    Kuoyang Construction Co., Ltd.                                 209,450     80,649
    Kwong Fong Industries Corp.                                     56,047     47,331
    KYE Systems Corp.                                              146,426     41,125
    LAN FA Textile                                                  93,277     26,176
    Lanner Electronics, Inc.                                        30,589     43,317
    Largan Precision Co., Ltd.                                      16,306  2,332,350
    LCY Chemical Corp.                                             182,799    258,578
    Leader Electronics, Inc.                                        67,602     22,474
    Leadtrend Technology Corp.                                       4,159      4,739
#   Lealea Enterprise Co., Ltd.                                    416,981    112,740
    Ledlink Optics, Inc.                                            24,255     34,830
    Ledtech Electronics Corp.                                       19,000      8,487
    LEE CHI Enterprises Co., Ltd.                                  103,000     34,193
    Lelon Electronics Corp.                                         38,250     48,559
    Leofoo Development Co., Ltd.                                   138,645     35,988

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
TAIWAN -- (Continued)
*   LES Enphants Co., Ltd.                                          90,901 $   31,765
    Lextar Electronics Corp.                                       202,000     88,883
*   Li Peng Enterprise Co., Ltd.                                   277,806     75,764
    Lian HWA Food Corp.                                             13,744     14,009
    Lien Chang Electronic Enter                                     23,000     10,134
    Lien Hwa Industrial Corp.                                      322,707    241,305
    Lingsen Precision Industries, Ltd.                             185,000     69,617
    Lite-On Semiconductor Corp.                                    132,213    123,213
    Lite-On Technology Corp.                                       541,395    817,748
    Long Bon International Co., Ltd.                               164,000     87,579
#   Long Chen Paper Co., Ltd.                                      272,995    214,735
    Longwell Co.                                                    52,000     46,282
    Lotes Co., Ltd.                                                 23,631     76,327
    Lucky Cement Corp.                                             112,000     32,769
    Lumax International Corp., Ltd.                                 48,325     78,718
    Lung Yen Life Service Corp.                                     41,000     73,081
    LuxNet Corp.                                                    20,899     23,133
#   Macauto Industrial Co., Ltd.                                    17,000     99,625
    Macroblock, Inc.                                                 5,000     11,146
*   Macronix International                                       2,071,048    461,805
    Mag Layers Scientific-Technics Co., Ltd.                        11,550     22,177
    Makalot Industrial Co., Ltd.                                    51,686    192,192
    Marketech International Corp.                                   58,000     55,472
    Masterlink Securities Corp.                                    585,885    159,059
*   Mayer Steel Pipe Corp.                                          78,259     33,982
    MediaTek, Inc.                                                 183,360  1,255,299
    Mega Financial Holding Co., Ltd.                             1,576,669  1,175,386
    Mercuries & Associates Holding, Ltd.                           160,083    117,650
*   Mercuries Life Insurance Co., Ltd.                             323,689    178,925
#   Merida Industry Co., Ltd.                                       53,415    278,271
    Merry Electronics Co., Ltd.                                     50,906    213,030
#   Micro-Star International Co., Ltd.                             321,233    779,366
*   Microbio Co., Ltd.                                             128,572     91,536
*   Microelectronics Technology, Inc.                               12,645      9,949
    Microlife Corp.                                                 12,600     30,547
    Mildef Crete, Inc.                                              22,000     29,450
    MIN AIK Technology Co., Ltd.                                    58,000     63,150
#   Mirle Automation Corp.                                          70,398     86,837
    Mitac Holdings Corp.                                           259,415    286,659
    Mobiletron Electronics Co., Ltd.                                11,440     15,372
#*  Motech Industries, Inc.                                        156,000    148,651
    MPI Corp.                                                       21,000     69,226
    Nak Sealing Technologies Corp.                                  25,000     65,462
    Namchow Chemical Industrial Co., Ltd.                           71,000    145,462
    Nan Kang Rubber Tire Co., Ltd.                                  96,139     90,911
    Nan Liu Enterprise Co., Ltd.                                     6,000     28,697
    Nan Ren Lake Leisure Amusement Co., Ltd.                        99,000     26,323
    Nan Ya Plastics Corp.                                          515,674  1,214,712
    Nan Ya Printed Circuit Board Corp.                             118,072     93,896
    Nantex Industry Co., Ltd.                                      113,347     82,045
#   Nanya Technology Corp.                                         119,000    183,328
    National Petroleum Co., Ltd.                                    37,000     45,297
#*  Neo Solar Power Corp.                                          409,646    208,813

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
TAIWAN -- (Continued)
    Netronix, Inc.                                                14,000 $   30,186
    New Asia Construction & Development Corp.                     43,880     10,247
    New Era Electronics Co., Ltd.                                 39,000     27,412
*   Newmax Technology Co., Ltd.                                   49,077     34,804
    Nexcom International Co., Ltd.                                30,000     32,498
    Nichidenbo Corp.                                              28,975     22,593
    Nien Hsing Textile Co., Ltd.                                 125,476     98,445
    Nien Made Enterprise Co., Ltd.                                21,000    197,142
    Nishoku Technology, Inc.                                      23,000     52,977
    Novatek Microelectronics Corp.                               182,000    644,628
    Nuvoton Technology Corp.                                      26,000     34,474
*   Ocean Plastics Co., Ltd.                                      51,000     42,461
    OptoTech Corp.                                               256,000    115,564
    Orient Europharma Co., Ltd.                                   10,000     19,190
#*  Orient Semiconductor Electronics, Ltd.                       278,000    101,056
    Oriental Union Chemical Corp.                                211,821    187,668
    P-Duke Technology Co., Ltd.                                   10,000     20,257
    Pacific Construction Co.                                     167,000     59,083
#   Pacific Hospital Supply Co., Ltd.                             28,000     71,398
    Paiho Shih Holdings Corp.                                     17,600     21,035
    Pan Jit International, Inc.                                  197,000    106,213
#   Pan-International Industrial Corp.                           145,514    117,227
    Parade Technologies, Ltd.                                     16,400    169,574
    Paragon Technologies Co., Ltd.                                30,762     20,386
#   PChome Online, Inc.                                           27,491    227,550
#   Pegatron Corp.                                               701,037  1,688,160
*   Phihong Technology Co., Ltd.(6214140)                        128,584     45,820
    Phihong Technology Co., Ltd.()                                22,226        674
    Phison Electronics Corp.                                      34,000    269,145
    Phoenix Tours International, Inc.                             14,700     16,209
    Pixart Imaging, Inc.                                          39,030     86,571
    Polytronics Technology Corp.                                  25,000     46,494
    Portwell, Inc.                                                36,000     46,016
    Posiflex Technology, Inc.                                     20,853    115,946
    Pou Chen Corp.                                               700,144    887,108
    Power Quotient International Co., Ltd.                        66,800     21,820
    Powertech Technology, Inc.                                   340,400    933,010
    Poya International Co., Ltd.                                  21,657    264,519
#   President Chain Store Corp.                                  118,000    882,648
#   President Securities Corp.                                   387,662    142,992
    Primax Electronics, Ltd.                                      80,000    114,031
*   Prime Electronics & Satellitics, Inc.                         57,750     18,183
    Prince Housing & Development Corp.                           573,087    191,273
*   Princeton Technology Corp.                                   105,000     28,006
    Promate Electronic Co., Ltd.                                  63,000     61,453
    Promise Technology, Inc.                                      76,000     36,229
    Qisda Corp.                                                  819,439    428,530
    Qualipoly Chemical Corp.                                      38,284     42,442
    Quanta Computer, Inc.                                        515,715  1,051,462
*   Quintain Steel Co., Ltd.                                      63,748     17,696
#   Radiant Opto-Electronics Corp.                               237,144    431,117
#*  Radium Life Tech Co., Ltd.                                   362,056    110,075
    Ralec Electronic Corp.                                        30,000     50,323

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES   VALUE++
                                                                 --------- --------
TAIWAN -- (Continued)
    Realtek Semiconductor Corp.                                    101,268 $353,415
    Rechi Precision Co., Ltd.                                      152,173  157,219
    Rich Development Co., Ltd.                                     300,254   76,748
*   Ritek Corp.                                                    927,112  152,905
*   Rotam Global Agrosciences, Ltd.                                 37,830   38,663
*   Ruentex Development Co., Ltd.                                  141,340  172,223
    Ruentex Engineering & Construction Co.                          11,000   13,324
    Ruentex Industries, Ltd.                                        81,235  150,732
    Run Long Construction Co., Ltd.                                 65,242   72,212
    Sampo Corp.                                                    225,000  130,414
    San Fang Chemical Industry Co., Ltd.                            70,992   81,606
    San Shing Fastech Corp.                                         35,479   59,984
    Sanyang Motor Co., Ltd.                                        207,684  135,813
    SCI Pharmtech, Inc.                                             23,000   53,580
    Scientech Corp.                                                 13,000   24,237
    ScinoPharm Taiwan, Ltd.                                         22,713   27,777
    SDI Corp.                                                       52,000   76,369
    Sea Sonic Electronics Co., Ltd.                                 15,000   14,746
    Senao International Co., Ltd.                                   29,000   48,301
    Senao Networks, Inc.                                             7,000   35,396
    Sercomm Corp.                                                   98,000  250,541
    Sesoda Corp.                                                    74,627   69,997
    Sheng Yu Steel Co., Ltd.                                        49,000   55,299
    ShenMao Technology, Inc.                                        35,435   36,645
    Shih Her Technologies, Inc.                                     20,000   18,792
*   Shih Wei Navigation Co., Ltd.                                  117,980   34,628
    Shihlin Electric & Engineering Corp.                            95,000  123,042
#*  Shin Kong Financial Holding Co., Ltd.                        2,614,235  671,481
#   Shin Zu Shing Co., Ltd.                                         60,149  171,118
    Shinih Enterprise Co., Ltd.                                     17,000   11,189
*   Shining Building Business Co., Ltd.                            165,874   55,325
    Shinkong Insurance Co., Ltd.                                   108,000   90,248
    Shinkong Synthetic Fibers Corp.                                685,191  206,033
    Shinkong Textile Co., Ltd.                                      45,800   59,363
    Shiny Chemical Industrial Co., Ltd.                             24,112   41,575
#*  Shuttle, Inc.                                                  200,000   56,014
    Sigurd Microelectronics Corp.                                  182,559  140,101
    Siliconware Precision Industries Co., Ltd.                     164,800  251,022
    Siliconware Precision Industries Co., Ltd. Sponsored ADR        32,444  246,250
    Silitech Technology Corp.                                       56,396   29,606
    Simplo Technology Co., Ltd.                                    106,000  316,916
#   Sinbon Electronics Co., Ltd.                                    81,917  179,815
    Sincere Navigation Corp.                                       161,350  108,130
    Sinher Technology, Inc.                                         11,000   18,968
    Sinmag Equipment Corp.                                          15,169   68,864
#   Sino-American Silicon Products, Inc.                           298,000  379,930
    Sinon Corp.                                                    181,000   89,303
    SinoPac Financial Holdings Co., Ltd.                         2,072,539  611,462
    Sinphar Pharmaceutical Co., Ltd.                                50,960   39,037
    Sinyi Realty, Inc.                                              53,011   54,689
    Sirtec International Co., Ltd.                                  59,000   83,917
    Sitronix Technology Corp.                                       58,434  176,176
    Siward Crystal Technology Co., Ltd.                            111,000   68,791

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
TAIWAN -- (Continued)
    Soft-World International Corp.                                   9,000 $   18,266
*   Solar Applied Materials Technology Co.                         165,000     91,790
*   Solartech Energy Corp.                                         173,000     83,124
    Sonix Technology Co., Ltd.                                      67,000     68,723
    Southeast Cement Co., Ltd.                                     137,000     69,689
    Sporton International, Inc.                                     28,323    158,020
    St Shine Optical Co., Ltd.                                      18,000    340,096
    Standard Chemical & Pharmaceutical Co., Ltd.                    51,000     52,829
    Standard Foods Corp.                                           109,002    267,906
    Stark Technology, Inc.                                          39,000     35,000
    Sunonwealth Electric Machine Industry Co., Ltd.                 79,000     76,353
    Sunplus Technology Co., Ltd.                                    88,000     31,848
    Sunrex Technology Corp.                                         88,460     51,529
    Sunspring Metal Corp.                                           34,000     47,289
    Supreme Electronics Co., Ltd.                                  142,608    119,999
#   Swancor Holding Co., Ltd.                                       38,435     89,475
    Sweeten Real Estate Development Co., Ltd.                       31,381     14,031
    Syncmold Enterprise Corp.                                       56,000    112,950
    Synnex Technology International Corp.                          421,967    440,363
    Sysage Technology Co., Ltd.                                     38,141     33,020
    Systex Corp.                                                    12,000     23,232
    T-Mac Techvest PCB Co., Ltd.                                    61,000     25,549
    TA Chen Stainless Pipe                                         310,235    180,062
    Ta Chong Securities Co., Ltd.                                   69,000     20,802
*   Ta Ya Electric Wire & Cable                                    209,174     38,129
    TA-I Technology Co., Ltd.                                       40,248     34,346
    Tah Hsin Industrial Corp.                                       45,000     37,017
*   Tai Tung Communication Co., Ltd.                                31,373     19,792
    Taichung Commercial Bank Co., Ltd.                           1,069,277    314,418
    TaiDoc Technology Corp.                                         25,199     86,577
    Taiflex Scientific Co., Ltd.                                    78,540     93,205
    Taimide Tech, Inc.                                              28,350     29,278
    Tainan Enterprises Co., Ltd.                                    67,000     62,940
    Tainan Spinning Co., Ltd.                                      577,568    252,651
    Tainergy Tech Co., Ltd.                                         58,000     26,954
#   Taishin Financial Holding Co., Ltd.                          1,805,301    681,718
*   Taisun Enterprise Co., Ltd.                                    116,670     55,971
*   Taita Chemical Co., Ltd.                                        63,000     23,670
    Taiwan Acceptance Corp.                                         54,000    141,530
#   Taiwan Business Bank                                         1,394,887    364,421
    Taiwan Cement Corp.                                            970,375  1,100,459
    Taiwan Chinsan Electronic Industrial Co., Ltd.                  47,000     87,320
    Taiwan Cogeneration Corp.                                      194,077    139,614
    Taiwan Cooperative Financial Holding Co., Ltd.               1,551,798    709,123
    Taiwan Fertilizer Co., Ltd.                                    239,000    310,911
    Taiwan Fire & Marine Insurance Co., Ltd.                        80,520     48,720
    Taiwan FU Hsing Industrial Co., Ltd.                            58,000     79,362
*   Taiwan Glass Industry Corp.                                    423,442    178,668
    Taiwan Hon Chuan Enterprise Co., Ltd.                          147,455    251,853
    Taiwan Hopax Chemicals Manufacturing Co., Ltd.                  71,000     41,476
*   Taiwan Kolin Co., Ltd.                                         292,000         --
    Taiwan Land Development Corp.                                  313,217    100,974
    Taiwan Line Tek Electronic                                      57,451     38,789

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
TAIWAN -- (Continued)
    Taiwan Mobile Co., Ltd.                                        253,800 $   847,727
    Taiwan Navigation Co., Ltd.                                     71,000      28,754
#   Taiwan Paiho, Ltd.                                             111,068     340,166
    Taiwan PCB Techvest Co., Ltd.                                  129,733     124,046
*   Taiwan Prosperity Chemical Corp.                                62,000      44,753
*   Taiwan Pulp & Paper Corp.                                      139,000      62,697
    Taiwan Sakura Corp.                                             73,600      70,997
    Taiwan Sanyo Electric Co., Ltd.                                 23,800      18,754
#   Taiwan Secom Co., Ltd.                                          71,795     199,499
    Taiwan Semiconductor Co., Ltd.                                 118,000     136,851
    Taiwan Semiconductor Manufacturing Co., Ltd.                 2,070,214  12,336,116
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR     498,924  15,421,741
#   Taiwan Shin Kong Security Co., Ltd.                            107,150     135,850
    Taiwan Styrene Monomer                                         223,164     147,622
    Taiwan Surface Mounting Technology Corp.                       145,845     121,496
    Taiwan TEA Corp.                                               323,648     157,539
    Taiwan Union Technology Corp.                                  102,000     139,228
    Taiyen Biotech Co., Ltd.                                        72,712      69,227
#*  Tatung Co., Ltd.                                             1,046,688     561,686
    Te Chang Construction Co., Ltd.                                 20,291      15,158
    Teco Electric and Machinery Co., Ltd.                          601,000     543,242
    Test Research, Inc.                                             76,571      92,545
    Test Rite International Co., Ltd.                              130,568      83,390
*   Tex-Ray Industrial Co., Ltd.                                    85,000      29,125
    Thinking Electronic Industrial Co., Ltd.                        43,000      92,995
    Thye Ming Industrial Co., Ltd.                                  46,125      53,148
#   Ton Yi Industrial Corp.                                        342,300     161,709
    Tong Hsing Electronic Industries, Ltd.                          75,009     284,963
    Tong Yang Industry Co., Ltd.                                   133,640     246,694
    Tong-Tai Machine & Tool Co., Ltd.                              104,711      72,058
    Topco Scientific Co., Ltd.                                      62,409     175,185
    Topco Technologies Corp.                                        17,000      33,343
    Topoint Technology Co., Ltd.                                    56,540      36,204
    Toung Loong Textile Manufacturing                               30,000      76,017
*   TPK Holding Co., Ltd.                                          148,000     276,368
    Transcend Information, Inc.                                     47,890     130,782
    Tripod Technology Corp.                                        170,170     414,818
#   TrueLight Corp.                                                 28,700      49,519
    Tsann Kuen Enterprise Co., Ltd.                                 32,000      29,101
    TSC Auto ID Technology Co., Ltd.                                10,700      85,735
    TSRC Corp.                                                     222,452     257,453
    Ttet Union Corp.                                                19,000      51,557
    TTFB Co., Ltd.                                                   5,000      35,414
    TTY Biopharm Co., Ltd.                                           9,000      29,402
    Tung Ho Steel Enterprise Corp.                                 401,654     272,852
#   Tung Thih Electronic Co., Ltd.                                  23,073     217,974
    TURVO International Co., Ltd.                                   16,250      48,350
    TXC Corp.                                                      141,204     191,798
    TYC Brother Industrial Co., Ltd.                               104,091     118,986
*   Tycoons Group Enterprise                                       221,000      36,493
    Tyntek Corp.                                                   133,922      52,045
    U-Ming Marine Transport Corp.                                  196,000     170,636
#   Uni-President Enterprises Corp.                              1,206,577   2,069,820

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
TAIWAN -- (Continued)
    Unimicron Technology Corp.                                     736,312 $  290,026
    Union Bank Of Taiwan                                           689,484    198,212
    Union Insurance Co., Ltd.                                       39,397     18,590
    Unitech Computer Co., Ltd.                                      38,000     21,023
    Unitech Printed Circuit Board Corp.                            290,979     87,360
    United Integrated Services Co., Ltd.                            62,000    101,684
#   United Microelectronics Corp.                                4,969,081  1,804,421
#   United Microelectronics Corp. Sponsored ADR                    146,700    265,527
    United Orthopedic Corp.                                         13,973     27,416
    Unity Opto Technology Co., Ltd.                                121,593     51,035
#   Universal Cement Corp.                                         201,041    157,894
    Universal Microwave Technology, Inc.                             9,000     21,155
*   Unizyx Holding Corp.                                           190,118     88,560
#   UPC Technology Corp.                                           384,458    164,950
    USI Corp.                                                      414,372    211,169
    Usun Technology Co., Ltd.                                       22,000     37,145
#   Vanguard International Semiconductor Corp.                     308,000    556,626
    Ve Wong Corp.                                                   34,000     25,022
    Viking Tech Corp.                                               19,000     12,369
#   Visual Photonics Epitaxy Co., Ltd.                              56,757     89,037
    Vivotek, Inc.                                                   39,495    102,746
    Voltronic Power Technology Corp.                                 3,150     42,641
*   Wafer Works Corp.                                              227,807    103,489
    Wah Hong Industrial Corp.                                       19,694     11,663
    Wah Lee Industrial Corp.                                       103,000    152,200
    Walsin Lihwa Corp.                                           1,513,000    588,344
    Walsin Technology Corp.                                        213,625    264,459
    Walton Advanced Engineering, Inc.                              178,000     69,549
    WAN HWA Enterprise Co.                                          11,900      5,179
    Waterland Financial Holdings Co., Ltd.                         642,522    170,632
*   Wei Chuan Foods Corp.                                           95,000     55,705
    Wei Mon Industry Co., Ltd.                                      72,277        389
    Weikeng Industrial Co., Ltd.                                    80,461     44,162
    Well Shin Technology Co., Ltd.                                  29,160     47,392
    Win Semiconductors Corp.                                       160,141    481,796
    Winbond Electronics Corp.                                    1,497,000    614,546
    Wintek Corp.                                                   461,871      5,055
#   Wisdom Marine Lines Co., Ltd.                                  142,390    139,924
    Wistron Corp.                                                  942,010    804,370
#   Wistron NeWeb Corp.                                            107,057    306,453
    Wowprime Corp.                                                  19,000     84,964
    WPG Holdings, Ltd.                                             541,847    648,536
    WT Microelectronics Co., Ltd.                                  200,982    278,823
#   WUS Printed Circuit Co., Ltd.                                  152,000     86,903
    XAC Automation Corp.                                            30,000     57,979
    Xxentria Technology Materials Corp.                             33,211     80,570
    Yageo Corp.                                                    182,249    442,432
    YC Co., Ltd.                                                   172,043     70,181
    YC INOX Co., Ltd.                                              127,600    114,748
    YCC Parts Manufacturing Co., Ltd.                                7,000      8,743
#   Yeong Guan Energy Technology Group Co., Ltd.                    22,212     73,976
#   YFY, Inc.                                                      635,891    221,178
    Yi Jinn Industrial Co., Ltd.                                   129,000     42,882

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
TAIWAN -- (Continued)
*   Yieh Phui Enterprise Co., Ltd.                                 505,274 $    200,999
    Yonyu Plastics Co., Ltd.                                        23,000       24,390
*   Young Fast Optoelectronics Co., Ltd.                            50,298       19,984
    Young Optics, Inc.                                              15,000       13,380
    Youngtek Electronics Corp.                                      57,257       82,463
    Yuanta Financial Holding Co., Ltd.                           2,086,167      828,351
    Yulon Motor Co., Ltd.                                          316,783      278,880
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.                25,362       65,382
    YungShin Global Holding Corp.                                   63,000       91,437
    Yungtay Engineering Co., Ltd.                                  165,000      236,437
    Zeng Hsing Industrial Co., Ltd.                                 27,837      143,030
    Zenitron Corp.                                                 104,000       58,583
    Zhen Ding Technology Holding, Ltd.                             162,000      340,249
    Zig Sheng Industrial Co., Ltd.                                 205,231       67,628
    Zinwell Corp.                                                   73,010       73,668
    Zippy Technology Corp.                                          55,000       62,939
    ZongTai Real Estate Development Co., Ltd.                       83,495       47,152
                                                                           ------------
TOTAL TAIWAN                                                                166,232,921
                                                                           ------------
THAILAND -- (3.1%)
    AAPICO Hitech PCL                                               84,120       36,792
    Advanced Info Service PCL                                      209,500      952,002
    Advanced Information Technology PCL Class F                     28,400       21,375
    Airports of Thailand PCL                                        99,500    1,169,923
    AJ Plast PCL                                                    60,300       23,462
    Amata Corp. PCL                                                203,800       87,980
    Ananda Development PCL                                         773,200      111,994
    AP Thailand PCL                                                757,202      159,139
    Asia Aviation PCL                                            1,276,600      221,166
    Asia Plus Group Holdings PCL                                   441,100       46,854
    Asian Insulators PCL                                           955,920        7,279
    Bangchak Petroleum PCL (The)                                   280,700      281,019
    Bangkok Airways PCL                                             32,500       20,307
    Bangkok Aviation Fuel Services PCL                             114,950      119,978
    Bangkok Bank PCL(6077019)                                        9,800       50,517
    Bangkok Bank PCL(6368360)                                       31,100      154,131
    Bangkok Expressway & Metro PCL                               2,043,535      409,171
    Bangkok Insurance PCL                                            3,580       35,485
    Bangkok Land PCL                                             4,091,400      220,780
    Bangkok Life Assurance PCL                                     115,340      159,694
    Banpu PCL(6368348)                                              31,500       17,356
    Banpu PCL(BJFHBT4)                                             585,500      322,599
    Beauty Community PCL                                           630,700      198,829
    BEC World PCL                                                  306,600      156,740
    Berli Jucker PCL                                               518,600      736,438
    Better World Green PCL                                         361,900       21,790
    Big Camera Corp. PCL                                           295,500       45,319
    BTS Group Holdings PCL                                          83,400       19,778
    Cal-Comp Electronics Thailand PCL Class F                    1,098,044       87,943
    Carabao Group PCL Class F                                       58,600      125,239
    Central Pattana PCL                                            372,800      603,510
    Central Plaza Hotel PCL                                        289,000      305,744
    CH Karnchang PCL                                               128,472      104,901

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
THAILAND -- (Continued)
    Charoen Pokphand Foods PCL                                   1,372,093 $1,110,612
    Charoong Thai Wire & Cable PCL Class F                          88,000     28,492
    Christiani & Nielsen Thai Class F                               91,300     11,098
    CK Power PCL                                                 1,375,100    131,222
*   Country Group Development PCL                                1,768,300     55,244
    Country Group Holdings PCL Class F                             407,500     18,517
    CP ALL PCL                                                     693,500  1,191,615
    CS Loxinfo PCL                                                  30,600      5,345
    Delta Electronics Thailand PCL                                 108,200    263,509
*   Demco PCL                                                       84,400     19,057
    Dhipaya Insurance PCL                                           82,100    129,411
    Diamond Building Products PCL                                   29,000      5,148
    Dynasty Ceramic PCL                                          1,193,500    152,535
    Eastern Polymer Group PCL Class F                              217,700     82,233
    Eastern Water Resources Development and Management PCL
      Class F                                                      271,000     89,281
    Electricity Generating PCL                                      39,100    224,317
    Energy Absolute PCL                                            447,200    361,977
    Erawan Group PCL (The)                                         382,400     48,221
*   Esso Thailand PCL                                              810,000    264,555
    Forth Corp. PCL                                                 74,800     16,676
    Forth Smart Service PCL                                         22,600     12,003
    GFPT PCL                                                       288,600    121,309
    Global Power Synergy Co., Ltd. Class F                          43,500     44,167
    Glow Energy PCL                                                125,500    278,018
    Golden Land Property Development PCL                           329,100     71,035
    Grand Canal Land PCL                                           605,900     43,709
    Hana Microelectronics PCL                                      116,101    140,139
    Home Product Center PCL                                      1,356,527    383,341
    ICC International PCL                                           27,800     29,213
    Ichitan Group PCL                                              118,800     37,789
    Indorama Ventures PCL                                          687,600    683,499
    Inter Far East Energy Corp. Class F                            177,400     15,619
    Interlink Communication PCL                                     33,400     18,782
    Intouch Holdings PCL                                            78,700    119,581
    IRPC PCL                                                     3,008,500    444,311
*   Italian-Thai Development PCL                                   625,066     88,763
    Jasmine International PCL                                      709,700    177,375
    Jaymart PCL                                                    206,820     81,647
    Karmarts PCL                                                    77,100     27,371
    Kasikornbank PCL(6364766)                                      227,200  1,216,336
    Kasikornbank PCL(6888794)                                       28,100    150,436
    KCE Electronics PCL                                             86,300    267,160
    KGI Securities Thailand PCL                                    632,600     73,663
    Khon Kaen Sugar Industry PCL                                   643,104    123,287
    Kiatnakin Bank PCL                                             198,300    321,020
    Krung Thai Bank PCL                                          1,026,050    553,676
    Krungthai Card PCL                                              52,100    207,897
    Land & Houses PCL                                              662,020    182,380
    Lanna Resources PCL                                             96,200     37,431
    LH Financial Group PCL                                       3,533,800    177,643
    Loxley PCL                                                     552,270     60,544
    LPN Development PCL                                            279,800     95,359
    Major Cineplex Group PCL                                       196,700    180,164

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
THAILAND -- (Continued)
    Malee Group PCL                                                 16,400 $   47,742
    Maybank Kim Eng Securities Thailand PCL                         40,700     26,471
    MBK PCL                                                        251,000    104,791
    MCOT PCL                                                       120,300     51,933
    MCS Steel PCL                                                   45,700     21,935
    Mega Lifesciences PCL                                           83,600     67,075
    Millcon Steel PCL                                              409,800     17,458
    Minor International PCL                                        457,844    451,862
    MK Restaurants Group PCL                                        67,600    108,475
    Modernform Group PCL                                            18,700      3,160
    Namyong Terminal PCL                                            65,100     26,624
    Nation Multimedia Group PCL                                    753,500     23,754
*   Polyplex Thailand PCL                                          144,500     74,692
*   Precious Shipping PCL                                          398,350    112,004
    Premier Marketing PCL                                          180,500     48,701
    Property Perfect PCL                                         1,875,500     47,939
    Pruksa Holding PCL                                             439,500    290,836
    PTG Energy PCL                                                 312,500    248,509
    PTT Exploration & Production PCL                               478,686  1,332,327
    PTT Global Chemical PCL                                        216,256    417,649
    PTT PCL(6420390)                                               366,900  4,209,815
    PTT PCL(6420408)                                                28,700    329,304
    Quality Houses PCL                                           2,578,813    193,356
    Raimon Land PCL                                              1,142,800     45,115
    Ratchaburi Electricity Generating Holding PCL(6294249)         117,800    170,628
    Ratchaburi Electricity Generating Holding PCL(6362771)          63,600     92,122
    Ratchthani Leasing PCL                                         560,200     85,120
    Regional Container Lines PCL                                   247,200     48,794
    Robinson Department Store PCL                                   55,500     91,423
    Rojana Industrial Park PCL                                     469,632     63,756
    RS PCL                                                         248,200     66,262
*   Sahaviriya Steel Industries PCL                              5,877,500      8,346
    Samart Corp. PCL                                               276,800    129,713
*   Samart I-Mobile PCL                                          1,001,300     34,126
    Samart Telcoms PCL                                             219,900     79,941
    Sansiri PCL                                                  3,129,433    166,204
    SC Asset Corp PCL                                            1,048,696    113,179
    Siam Cement PCL (The)(6609906)                                   3,700     53,172
    Siam Cement PCL (The)(6609928)                                  72,450  1,041,173
    Siam City Cement PCL                                            36,000    287,305
    Siam Commercial Bank PCL (The)                                 180,700    777,508
    Siam Future Development PCL                                    390,750     69,915
    Siam Global House PCL                                          267,529    140,565
    Siamgas & Petrochemicals PCL                                   245,200     89,835
*   Singha Estate PCL                                              210,300     27,833
    Sino-Thai Engineering & Construction PCL                       161,842    113,073
    SNC Former PCL                                                  42,000     18,728
    Somboon Advance Technology PCL                                 131,150     56,244
    SPCG PCL                                                       254,100    152,994
    Sri Ayudhya Capital PCL                                         20,800     19,790
    Sri Trang Agro-Industry PCL                                    265,400    186,933
    Sriracha Construction PCL                                       60,500     40,723
    Srithai Superware PCL                                          898,400     53,582

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
THAILAND -- (Continued)
    STP & I PCL                                                    390,680 $   110,957
    Supalai PCL                                                    352,100     242,000
    Susco PCL                                                       46,500       5,600
    SVI PCL                                                        571,785      90,128
    Symphony Communication PCL                                      15,816       3,930
    Syntec Construction PCL                                        273,200      45,779
*   Tata Steel Thailand PCL                                      1,019,200      30,104
    Thai Agro Energy PCL Class F                                    13,440       1,290
*   Thai Airways International PCL                                 483,500     295,236
    Thai Central Chemical PCL                                       23,300      24,154
    Thai Metal Trade PCL                                            43,700      21,099
    Thai Oil PCL                                                   151,400     308,519
    Thai Reinsurance PCL                                           149,200       8,729
    Thai Rung Union Car PCL                                        116,640      13,781
    Thai Stanley Electric PCL Class F                               11,300      58,089
    Thai Union Group PCL Class F                                   419,432     247,776
    Thai Vegetable Oil PCL                                         217,500     253,266
    Thai Wah PCL                                                    79,400      21,874
    Thai-German Ceramic Industry PCL                               208,400      16,099
    Thaicom PCL                                                    263,300     165,264
    Thanachart Capital PCL                                         430,300     580,496
    Thitikorn PCL                                                   50,500      17,068
    Thoresen Thai Agencies PCL                                     353,256      98,322
    TICON Industrial Connection PCL Class F                        206,004      97,122
    TIPCO Foods PCL                                                101,900      41,674
    Tisco Financial Group PCL                                      113,000     195,768
    TMB Bank PCL                                                 5,826,100     387,193
    Total Access Communication PCL                                 451,100     502,859
    TPI Polene PCL                                               3,375,900     228,192
    True Corp. PCL                                               3,807,620     708,319
    TTCL PCL(B5ML0D8)                                               25,329      14,387
    TTCL PCL(BWY4Y10)                                               78,710      44,709
    TTW PCL                                                        634,500     192,819
    Union Mosaic Industry PCL (The) Class F                         67,500       6,863
    Unique Engineering & Construction PCL                          249,050     137,222
    Univanich Palm Oil PCL                                          37,000       8,827
    Univentures PCL                                                443,000     115,751
    Vanachai Group PCL                                             359,520     154,182
    VGI Global Media PCL                                         1,265,400     190,475
    Vinythai PCL                                                   159,500      80,180
*   WHA Corp. PCL                                                  646,100      58,720
    Workpoint Entertainment PCL                                     66,760      98,121
                                                                           -----------
TOTAL THAILAND                                                              36,212,423
                                                                           -----------
TURKEY -- (1.5%)
    Adana Cimento Sanayii TAS Class A                               40,598      75,441
#*  Afyon Cimento Sanayi TAS                                        35,951      86,596
    Akbank TAS                                                     716,367   1,596,778
    Akcansa Cimento A.S.                                            34,294     128,912
#*  Akenerji Elektrik Uretim A.S.                                  134,047      30,575
    Aksa Akrilik Kimya Sanayii A.S.                                 47,277     131,763
#*  Aksa Enerji Uretim A.S.                                        155,057     122,890
*   Aksigorta A.S.                                                  59,107      41,156

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
TURKEY -- (Continued)
    Alarko Holding A.S.                                           67,886 $ 83,001
    Alkim Alkali Kimya A.S.                                        2,621   14,610
*   Anadolu Anonim Turk Sigorta Sirketi                          121,131   71,333
*   Anadolu Cam Sanayii A.S.                                      82,005   67,366
#   Anadolu Hayat Emeklilik A.S.                                  43,484   62,263
    Arcelik A.S.                                                  98,374  596,685
    Aygaz A.S.                                                    22,165   74,948
#*  Bagfas Bandirma Gubre Fabrikalari A.S.                        20,348   58,308
    Baticim Bati Anadolu Cimento Sanayii A.S.                     18,986   35,697
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.           117,483  146,119
    BIM Birlesik Magazalar A.S.                                   59,149  844,320
#   Bolu Cimento Sanayii A.S.                                     50,000   85,419
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                38,929   96,766
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.                   2,373   43,259
#   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.              35,621   62,761
    Bursa Cimento Fabrikasi A.S.                                  21,492   36,766
    Celebi Hava Servisi A.S.                                       1,714   11,172
    Cimsa Cimento Sanayi VE Ticaret A.S.                          36,631  172,469
    Coca-Cola Icecek A.S.                                         31,548  323,396
#*  Dogan Sirketler Grubu Holding A.S.                           634,356  141,130
#   Dogus Otomotiv Servis ve Ticaret A.S.                         38,424   90,860
#   Eczacibasi Yatirim Holding Ortakligi A.S.                     14,833   36,038
#   EGE Endustri VE Ticaret A.S.                                   1,122   80,542
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi
      ve Ticaret A.S.                                            108,033   93,093
    Enka Insaat ve Sanayi A.S.                                    78,321  119,230
    Eregli Demir ve Celik Fabrikalari TAS                        442,006  681,090
#*  Fenerbahce Futbol A.S.                                         8,101   80,668
    Ford Otomotiv Sanayi A.S.                                     25,419  235,252
#*  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.            2,187   18,683
#   Global Yatirim Holding A.S.                                  108,773   53,350
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.           4,855   96,928
#   Goodyear Lastikleri TAS                                       85,546   86,718
*   Gozde Girisim Sermayesi Yatirim Ortakligi A.S.                39,547   20,691
#   GSD Holding A.S.                                             165,871   26,826
#   Gubre Fabrikalari TAS                                         50,500   65,068
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret
      A.S.                                                         5,919   13,302
*   Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S .        37,047   19,760
    Is Finansal Kiralama A.S.                                    249,520   75,340
*   Izmir Demir Celik Sanayi A.S.                                 45,358   35,487
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A  147,030   58,043
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B   57,973   23,349
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D  515,436  169,555
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.                      121,731   40,017
*   Kartonsan Karton Sanayi ve Ticaret A.S.                          381   26,590
    KOC Holding A.S.                                             151,656  610,914
    Konya Cimento Sanayii A.S.                                       785   57,043
*   Koza Altin Isletmeleri A.S.                                   30,583  143,782
    Mardin Cimento Sanayii ve Ticaret A.S.                        29,074   36,468
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.                  47,720   12,886
*   Migros Ticaret A.S.                                           24,636  120,519
*   Netas Telekomunikasyon A.S.                                   27,362   72,917
    Nuh Cimento Sanayi A.S.                                       29,066   86,404
#*  Pegasus Hava Tasimaciligi A.S.                                13,626   57,239

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE++
                                                                 ------- --------------
TURKEY -- (Continued)
    Petkim Petrokimya Holding A.S.                               341,334 $      380,887
    Pinar Entegre Et ve Un Sanayi A.S.                             5,800         16,599
    Pinar SUT Mamulleri Sanayii A.S.                               4,613         20,892
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.           46,672         40,940
*   Sekerbank TAS                                                316,885        100,025
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                     93,926         85,951
    Soda Sanayii A.S.                                            184,189        288,123
    Tat Gida Sanayi A.S.                                          22,155         43,201
    TAV Havalimanlari Holding A.S.                                84,474        347,667
#   Tekfen Holding A.S.                                          100,935        201,587
    Tofas Turk Otomobil Fabrikasi A.S.                            49,304        340,469
    Trakya Cam Sanayii A.S.                                      221,832        181,983
#*  Tumosan Motor ve Traktor Sanayi A.S.                          15,308         32,375
    Tupras Turkiye Petrol Rafinerileri A.S.                       46,549      1,011,955
#   Turcas Petrol A.S.                                            85,228         35,031
    Turk Telekomunikasyon A.S.                                    81,035        121,024
    Turk Traktor ve Ziraat Makineleri A.S.                         6,742        140,315
*   Turkcell Iletisim Hizmetleri A.S.                            165,191        496,839
#*  Turkcell Iletisim Hizmetleri A.S. ADR                         24,748        184,373
    Turkiye Garanti Bankasi A.S.                                 516,854      1,141,659
    Turkiye Halk Bankasi A.S.                                    294,732        878,360
    Turkiye Is Bankasi Class C                                   325,310        514,208
    Turkiye Sinai Kalkinma Bankasi A.S.                          545,076        208,096
#   Turkiye Sise ve Cam Fabrikalari A.S.                         431,786        462,793
    Turkiye Vakiflar Bankasi TAO Class D                         389,774        508,120
    Ulker Biskuvi Sanayi A.S.                                     63,906        308,458
#*  Vestel Elektronik Sanayi ve Ticaret A.S.                      51,055         87,981
*   Yapi ve Kredi Bankasi A.S.                                   150,093        152,486
#*  Zorlu Enerji Elektrik Uretim A.S.                            107,751         33,150
                                                                         --------------
TOTAL TURKEY                                                                 17,052,098
                                                                         --------------
TOTAL COMMON STOCKS                                                       1,087,138,784
                                                                         --------------
PREFERRED STOCKS -- (3.1%)
BRAZIL -- (2.9%)
    AES Tiete Energia SA                                             486            440
    Alpargatas SA                                                107,608        354,852
    Banco ABC Brasil SA(B23DMP8)                                  45,891        240,939
*   Banco ABC Brasil SA(BD30TG6)                                   2,003         10,520
    Banco Bradesco SA                                            609,996      6,328,819
    Banco do Estado do Rio Grande do Sul SA Class B              120,761        603,377
    Banco Pan SA                                                  92,332         46,885
    Banco Pine SA                                                  6,310          8,273
    Braskem SA Class A                                             5,600         57,852
*   Centrais Eletricas Brasileiras SA Class B                     76,100        596,631
    Centrais Eletricas Santa Catarina                              6,450         37,424
    Cia Brasileira de Distribuicao                                49,214        904,911
    Cia de Gas de Sao Paulo--COMGAS Class A                       13,470        198,965
    Cia de Saneamento do Parana                                  116,700        522,554
    Cia de Transmissao de Energia Eletrica Paulista               20,235        421,889
    Cia Energetica de Minas Gerais                               392,503      1,137,971
    Cia Energetica de Sao Paulo Class B                          106,400        587,351
    Cia Energetica do Ceara Class A                                6,282         95,050

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
BRAZIL -- (Continued)
    Cia Ferro Ligas da Bahia--FERBASA                             24,100 $    66,300
    Cia Paranaense de Energia                                     48,868     498,721
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA        62,595     234,223
    Eucatex SA Industria e Comercio                                6,800       6,579
    Gerdau SA                                                     96,847     375,305
    Itau Unibanco Holding SA                                     767,456   9,067,863
    Lojas Americanas SA                                          226,443   1,202,529
    Marcopolo SA                                                 285,006     260,400
*   Petroleo Brasileiro SA                                       451,851   2,154,187
*   Petroleo Brasileiro SA Sponsored ADR                         176,992   1,683,194
*   Randon SA Implementos e Participacoes                        106,526     132,199
    Suzano Papel e Celulose SA Class A                           184,808     786,023
    Telefonica Brasil SA                                          74,769   1,107,253
*   Usinas Siderurgicas de Minas Gerais SA Class A               274,260     457,395
    Vale SA                                                      148,787   1,443,496
    Vale SA Sponsored ADR                                        227,896   2,208,312
                                                                         -----------
TOTAL BRAZIL                                                              33,838,682
                                                                         -----------
CHILE -- (0.1%)
    Coca-Cola Embonor SA Class B                                  16,925      35,885
    Embotelladora Andina SA                                        2,255       7,952
    Embotelladora Andina SA Class B                               65,586     236,476
                                                                         -----------
TOTAL CHILE                                                                  280,313
                                                                         -----------
COLOMBIA -- (0.1%)
    Avianca Holdings SA                                          210,488     222,021
    Banco Davivienda SA                                           46,055     495,390
    Bancolombia SA                                                16,100     151,711
    Grupo Argos SA                                                 2,868      18,474
    Grupo Aval Acciones y Valores SA                             537,790     219,731
    Grupo de Inversiones Suramericana SA                          16,825     218,715
                                                                         -----------
TOTAL COLOMBIA                                                             1,326,042
                                                                         -----------
INDIA -- (0.0%)
    UPL, Ltd., 5.000%                                             41,430       9,160
                                                                         -----------
TOTAL PREFERRED STOCKS                                                    35,454,197
                                                                         -----------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Iochpe Maxion SA Rights 2/09/17                               13,978       1,774
*   Multiplan Empreendimentos Imobiliarios SA Rights 2/13/17       1,054       1,492
                                                                         -----------
TOTAL BRAZIL                                                                   3,266
                                                                         -----------
MALAYSIA -- (0.0%)
*   Pantech Group Holdings Bhd Rights12/21/21                      8,487         288
                                                                         -----------
POLAND -- (0.0%)
*   Hawe SA Rights 09/30/15                                       30,550          --
                                                                         -----------
SOUTH KOREA -- (0.0%)
*   Korean Air Lines Co., Ltd. Rights 03/07/17                     4,164      19,887

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES      VALUE++
                                                                  --------- --------------
SOUTH KOREA -- (Continued)
*    Samsung Securities Co., Ltd. Rights 03/08/17                     2,591 $       13,600
                                                                            --------------
TOTAL SOUTH KOREA                                                                   33,487
                                                                            --------------
TAIWAN -- (0.0%)
*    Gintech Energy Corp. Rights 02/15/17                            25,415          2,797
                                                                            --------------
THAILAND -- (0.0%)
*    TPI Polene PCL Rights 4/30/17                                   17,698             --
                                                                            --------------
TURKEY -- (0.0%)
*    Zorlu Enerji Elektrik Uretim A.S. Rights 02/13/17              107,751          7,425
                                                                            --------------
TOTAL RIGHTS/WARRANTS                                                               47,263
                                                                            --------------
TOTAL INVESTMENT SECURITIES                                                  1,122,640,244
                                                                            --------------

                                                                               VALUE+
                                                                            --------------
SECURITIES LENDING COLLATERAL -- (3.3%)
(S)@ DFA Short Term Investment Fund                               3,314,270     38,352,732
                                                                            --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,067,159,997)^^                       $1,160,992,976
                                                                            ==============

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ------------------------------------------------
                                                               LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                                             ------------ ------------ ------- --------------
Common Stocks
   Brazil                                                    $ 10,954,117 $ 62,531,168   --    $   73,485,285
   Chile                                                        6,734,170   11,691,349   --        18,425,519
   China                                                       32,037,922  142,056,117   --       174,094,039
   Colombia                                                     5,675,515           --   --         5,675,515
   Czech Republic                                                      --    2,004,218   --         2,004,218
   Egypt                                                               --    1,087,343   --         1,087,343
   Greece                                                              --    2,614,165   --         2,614,165
   Hong Kong                                                           --      141,609   --           141,609
   Hungary                                                             --    4,418,209   --         4,418,209
   India                                                        2,501,965  121,862,799   --       124,364,764
   Indonesia                                                    2,804,398   35,597,038   --        38,401,436
   Malaysia                                                         8,503   36,130,048   --        36,138,551
   Mexico                                                      53,951,033           --   --        53,951,033
   Peru                                                         2,969,481           --   --         2,969,481
   Philippines                                                    340,887   16,691,646   --        17,032,533
   Poland                                                              --   22,416,222   --        22,416,222
   Russia                                                         982,408   16,092,502   --        17,074,910
   South Africa                                                12,747,798   84,007,017   --        96,754,815
   South Korea                                                  6,389,433  170,202,262   --       176,591,695
   Taiwan                                                      18,328,994  147,903,927   --       166,232,921
   Thailand                                                    36,181,179       31,244   --        36,212,423
   Turkey                                                         184,373   16,867,725   --        17,052,098
Preferred Stocks
   Brazil                                                       3,902,026   29,936,656   --        33,838,682
   Chile                                                               --      280,313   --           280,313
   Colombia                                                     1,326,042           --   --         1,326,042
   India                                                            9,160           --   --             9,160
Rights/Warrants
   Brazil                                                              --        3,266   --             3,266
   Malaysia                                                            --          288   --               288
   South Korea                                                         --       33,487   --            33,487
   Taiwan                                                              --        2,797   --             2,797
   Turkey                                                              --        7,425   --             7,425
Securities Lending Collateral                                          --   38,352,732   --        38,352,732
                                                             ------------ ------------   --    --------------
TOTAL                                                        $198,029,404 $962,963,572   --    $1,160,992,976
                                                             ============ ============   ==    ==============

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                   VALUE+
                                                               --------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The Tax-Managed U.S. Marketwide Value Series
    of The DFA Investment Trust Company                        $4,416,463,404
                                                               --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
        (Cost $2,477,533,507)^^                                $4,416,463,404
                                                               ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       TAX-MANAGED U.S. EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                 SHARES   VALUE+
                                                                 ------ -----------
COMMON STOCKS -- (94.0%)
Consumer Discretionary -- (12.5%)
*   1-800-Flowers.com, Inc. Class A                               3,914 $    35,226
    Aaron's, Inc.                                                 7,750     239,785
#   Abercrombie & Fitch Co. Class A                               8,850     102,749
*   Adient P.L.C.                                                11,140     707,279
    Advance Auto Parts, Inc.                                      8,825   1,449,418
*   Amazon.com, Inc.                                             50,801  41,833,607
    AMC Entertainment Holdings, Inc. Class A                      6,137     207,124
#*  AMC Networks, Inc. Class A                                    7,581     434,770
*   America's Car-Mart, Inc.                                      1,100      46,145
*   American Axle & Manufacturing Holdings, Inc.                  7,152     145,901
#   American Eagle Outfitters, Inc.                              21,200     320,332
#*  American Outdoor Brands Corp.                                 5,464     116,383
*   American Public Education, Inc.                               2,200      53,460
*   Apollo Education Group, Inc.                                 10,210     101,998
    Aramark                                                      27,135     918,248
*   Arctic Cat, Inc.                                              2,500      47,000
#*  Asbury Automotive Group, Inc.                                 2,900     190,240
#*  Ascena Retail Group, Inc.                                    21,519     103,506
*   Ascent Capital Group, Inc. Class A                            1,135      17,581
    Autoliv, Inc.                                                10,546   1,219,750
*   AutoNation, Inc.                                              8,573     455,398
#*  AutoZone, Inc.                                                3,800   2,754,924
#*  AV Homes, Inc.                                                1,000      17,650
*   Barnes & Noble Education, Inc.                                4,113      41,336
    Barnes & Noble, Inc.                                          6,422      65,504
    Bassett Furniture Industries, Inc.                              306       8,629
    Beasley Broadcast Group, Inc. Class A                           325       2,438
*   Beazer Homes USA, Inc.                                          779      11,109
#   Bed Bath & Beyond, Inc.                                      19,404     782,951
*   Belmond, Ltd. Class A                                        12,057     166,989
    Best Buy Co., Inc.                                           38,220   1,701,554
#   Big 5 Sporting Goods Corp.                                    2,146      33,048
#   Big Lots, Inc.                                                5,898     294,900
*   Biglari Holdings, Inc.                                            7       3,102
*   BJ's Restaurants, Inc.                                        3,098     110,134
    Bloomin' Brands, Inc.                                        16,722     286,113
    Blue Nile, Inc.                                               1,407      57,279
    Bob Evans Farms, Inc.                                         3,500     197,505
*   Bojangles', Inc.                                              2,682      53,104
#   BorgWarner, Inc.                                             25,687   1,048,800
#*  Boyd Gaming Corp.                                             5,900     119,888
*   Bravo Brio Restaurant Group, Inc.                             1,543       6,326
*   Bridgepoint Education, Inc.                                   1,683      17,907
*   Bright Horizons Family Solutions, Inc.                        6,000     425,160
#   Brinker International, Inc.                                   6,676     297,082
    Brunswick Corp.                                              12,048     721,193
#   Buckle, Inc. (The)                                            3,112      65,819
*   Buffalo Wild Wings, Inc.                                      2,300     347,300
*   Build-A-Bear Workshop, Inc.                                   2,400      28,800
*   Burlington Stores, Inc.                                       9,700     811,890
*   Cabela's, Inc.                                                6,319     353,169

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
#   Cable One, Inc.                                                  700 $   442,666
#   CalAtlantic Group, Inc.                                        9,544     332,799
    Caleres, Inc.                                                  5,187     159,500
    Callaway Golf Co.                                             13,384     151,641
*   Cambium Learning Group, Inc.                                  11,314      57,023
    Capella Education Co.                                          1,400     119,700
*   Career Education Corp.                                         6,800      66,436
#*  CarMax, Inc.                                                  24,738   1,650,272
#   Carnival Corp.                                                46,270   2,562,433
#   Carriage Services, Inc.                                        2,167      56,234
*   Carrols Restaurant Group, Inc.                                 4,867      69,841
    Carter's, Inc.                                                 6,764     566,485
    Cato Corp. (The) Class A                                       2,761      70,102
*   Cavco Industries, Inc.                                         1,157     113,675
    CBS Corp. Class A                                              5,128     337,269
    CBS Corp. Class B                                             50,658   3,266,934
#*  Central European Media Enterprises, Ltd. Class A                 524       1,362
*   Charter Communications, Inc. Class A                          27,365   8,864,892
#   Cheesecake Factory, Inc. (The)                                 5,550     334,443
*   Cherokee, Inc.                                                   542       5,095
    Chico's FAS, Inc.                                             18,000     242,820
#   Children's Place, Inc. (The)                                   2,340     226,980
#*  Chipotle Mexican Grill, Inc.                                   3,774   1,590,515
    Choice Hotels International, Inc.                              5,483     304,306
*   Christopher & Banks Corp.                                        817       1,095
    Churchill Downs, Inc.                                          1,444     206,997
#*  Chuy's Holdings, Inc.                                          2,100      61,740
    Cinemark Holdings, Inc.                                       12,617     536,222
    Citi Trends, Inc.                                              1,200      19,260
    Clear Channel Outdoor Holdings, Inc. Class A                   3,850      19,058
    ClubCorp Holdings, Inc.                                        9,017     148,781
    Coach, Inc.                                                   34,017   1,270,535
    Collectors Universe, Inc.                                        600      12,402
    Columbia Sportswear Co.                                        3,554     193,231
    Comcast Corp. Class A                                        302,685  22,828,503
*   Conn's, Inc.                                                   2,882      30,405
#   Cooper Tire & Rubber Co.                                       6,429     233,051
*   Cooper-Standard Holdings, Inc.                                 1,504     158,341
    Core-Mark Holding Co., Inc.                                    6,545     228,617
#   Cracker Barrel Old Country Store, Inc.                         2,416     381,873
#*  Crocs, Inc.                                                    9,700      70,810
    CSS Industries, Inc.                                           1,250      30,775
    CST Brands, Inc.                                               9,481     456,795
    Culp, Inc.                                                     1,492      48,042
*   Cumulus Media, Inc. Class A                                      500         499
    Dana, Inc.                                                    18,876     380,163
#   Darden Restaurants, Inc.                                      14,462   1,059,775
*   Dave & Buster's Entertainment, Inc.                            3,945     214,845
*   Deckers Outdoor Corp.                                          4,300     247,680
#*  Del Frisco's Restaurant Group, Inc.                            1,881      32,918
    Delphi Automotive P.L.C.                                      35,433   2,482,436
*   Denny's Corp.                                                 13,180     160,401
#*  Destination XL Group, Inc.                                     4,200      14,910

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Consumer Discretionary -- (Continued)
    DeVry Education Group, Inc.                                    6,805 $  227,967
    Dick's Sporting Goods, Inc.                                   12,139    626,372
    Dillard's, Inc. Class A                                        3,453    194,887
    DineEquity, Inc.                                               2,200    150,876
#*  Discovery Communications, Inc. Class A                        18,981    538,111
#*  Discovery Communications, Inc. Class C                        31,398    870,039
*   DISH Network Corp. Class A                                    28,758  1,701,611
    Dollar General Corp.                                          35,686  2,634,341
*   Dollar Tree, Inc.                                             28,996  2,238,201
    Domino's Pizza, Inc.                                           6,346  1,107,631
#*  Dorman Products, Inc.                                          3,578    246,954
    DR Horton, Inc.                                               39,832  1,191,375
    DSW, Inc. Class A                                              9,116    192,895
#   Dunkin' Brands Group, Inc.                                    11,985    621,662
    Entercom Communications Corp. Class A                          2,510     35,642
    Entravision Communications Corp. Class A                       7,308     39,463
    Ethan Allen Interiors, Inc.                                    2,900     84,390
*   Etsy, Inc.                                                     5,860     73,895
#*  EW Scripps Co. (The) Class A                                   5,927    115,458
    Expedia, Inc.                                                 15,824  1,924,040
*   Express, Inc.                                                  8,200     87,166
*   Famous Dave's of America, Inc.                                 1,098      5,929
#*  Fiesta Restaurant Group, Inc.                                  2,996     78,795
#   Finish Line, Inc. (The) Class A                                5,300     91,160
#*  Five Below, Inc.                                               7,221    287,757
    Flexsteel Industries, Inc.                                       300     15,258
    Foot Locker, Inc.                                             16,311  1,117,956
    Ford Motor Co.                                               463,294  5,726,314
#*  Fossil Group, Inc.                                             5,703    145,826
*   Fox Factory Holding Corp.                                      4,104    106,294
*   Francesca's Holdings Corp.                                     5,163     90,043
#   Fred's, Inc. Class A                                           3,670     53,472
*   FTD Cos., Inc.                                                 3,370     77,443
#*  G-III Apparel Group, Ltd.                                      4,400    115,544
    GameStop Corp. Class A                                        12,940    316,901
    Gaming Partners International Corp.                              800      9,480
    Gannett Co., Inc.                                             11,949    114,949
    Gap, Inc. (The)                                               27,680    637,470
#   Garmin, Ltd.                                                  12,906    623,231
    General Motors Co.                                           175,465  6,423,774
*   Genesco, Inc.                                                  2,400    144,480
    Gentex Corp.                                                  35,690    745,564
*   Gentherm, Inc.                                                 4,803    170,026
    Genuine Parts Co.                                             18,417  1,782,950
#   GNC Holdings, Inc. Class A                                    10,132     89,871
    Goodyear Tire & Rubber Co. (The)                              31,675  1,025,953
#*  GoPro, Inc. Class A                                            8,418     90,494
#*  Gordmans Stores, Inc.                                            279        241
    Graham Holdings Co. Class B                                      608    315,886
*   Grand Canyon Education, Inc.                                   5,508    324,862
*   Gray Television, Inc.                                          8,032     95,179
    Group 1 Automotive, Inc.                                       2,780    224,596
#   Guess?, Inc.                                                   6,590     84,154

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
#   H&R Block, Inc.                                               27,092 $   581,394
#   Hanesbrands, Inc.                                             46,000   1,090,660
#   Harley-Davidson, Inc.                                         24,000   1,368,960
    Harman International Industries, Inc.                          8,449     939,191
    Harte-Hanks, Inc.                                              3,368       5,254
#   Hasbro, Inc.                                                  13,323   1,099,281
    Haverty Furniture Cos., Inc.                                   1,700      37,060
*   Helen of Troy, Ltd.                                            2,900     270,570
#*  hhgregg, Inc.                                                  2,516       1,358
#*  Hibbett Sports, Inc.                                           2,888      95,304
*   Hilton Grand Vacations, Inc.                                   6,760     198,271
#   Hilton Worldwide Holdings, Inc.                               35,085   2,020,194
    Home Depot, Inc. (The)                                       158,693  21,832,983
    Hooker Furniture Corp.                                         1,300      43,160
*   Horizon Global Corp.                                           1,471      28,787
*   Houghton Mifflin Harcourt Co.                                 15,145     171,138
    HSN, Inc.                                                      4,220     148,755
*   Hyatt Hotels Corp. Class A                                     3,393     185,631
*   Iconix Brand Group, Inc.                                       7,198      74,067
    ILG, Inc.                                                     13,528     256,356
*   Installed Building Products, Inc.                              3,123     127,731
#   International Game Technology P.L.C.                           7,805     206,130
    International Speedway Corp. Class A                           2,719      99,651
    Interpublic Group of Cos., Inc. (The)                         49,816   1,172,170
#*  iRobot Corp.                                                   2,767     167,570
*   Isle of Capri Casinos, Inc.                                    3,400      80,954
*   J Alexander's Holdings, Inc.                                   1,458      14,580
    Jack in the Box, Inc.                                          4,400     474,848
#*  JAKKS Pacific, Inc.                                            2,151      10,970
#*  JC Penney Co., Inc.                                           34,278     227,949
    John Wiley & Sons, Inc. Class A                                5,420     298,642
    Johnson Outdoors, Inc. Class A                                 1,187      40,928
*   K12, Inc.                                                      3,115      62,082
*   Kate Spade & Co.                                              14,485     268,117
#   KB Home                                                        8,900     145,782
*   Kirkland's, Inc.                                               1,502      20,848
#   Kohl's Corp.                                                  23,760     946,361
#*  Kona Grill, Inc.                                               1,120      10,248
    L Brands, Inc.                                                29,943   1,802,868
*   La Quinta Holdings, Inc.                                       8,545     120,741
    La-Z-Boy, Inc.                                                 6,000     171,600
*   Lakeland Industries, Inc.                                      1,000      10,850
#*  Lands' End, Inc.                                               1,303      20,001
    Las Vegas Sands Corp.                                         55,232   2,904,099
    LCI Industries                                                 2,871     315,092
    Lear Corp.                                                     9,400   1,335,646
    Leggett & Platt, Inc.                                         16,377     781,510
    Lennar Corp. Class A                                          22,716   1,014,269
    Lennar Corp. Class B                                           1,241      44,626
    Libbey, Inc.                                                   2,200      37,642
*   Liberty Broadband Corp. Class A                                3,194     267,274
*   Liberty Broadband Corp. Class C                               14,388   1,227,872
*   Liberty Expedia Holdings, Inc. Class A                         5,824     256,314

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                       SHARES    VALUE+
                                                                       ------- -----------
Consumer Discretionary -- (Continued)
*         Liberty Interactive Corp., QVC Group Class A                  55,690 $ 1,068,134
*         Liberty Media Corp.-Liberty Braves Class A                     1,077      21,486
*         Liberty Media Corp.-Liberty Braves Class B                        20         428
*         Liberty Media Corp.-Liberty Braves Class C                     2,265      45,255
*         Liberty Media Corp.-Liberty Formula One Class A                2,694      78,072
*         Liberty Media Corp.-Liberty Formula One Class C                5,664     162,783
*         Liberty Media Corp.-Liberty SiriusXM Class A                  10,779     390,631
*         Liberty Media Corp.-Liberty SiriusXM Class B                     200       7,160
*         Liberty Media Corp.-Liberty SiriusXM Class C                  22,658     813,196
*         Liberty TripAdvisor Holdings, Inc. Class A                     6,644     119,260
*         Liberty Ventures Series A                                      8,736     381,326
          Lifetime Brands, Inc.                                            300       4,485
          Lions Gate Entertainment Corp. Class A                         6,097     175,411
#*        Lions Gate Entertainment Corp. Class B                        13,882     371,899
#         Lithia Motors, Inc. Class A                                    2,987     308,019
*         Live Nation Entertainment, Inc.                               19,237     550,563
*         LKQ Corp.                                                     37,147   1,185,361
          Lowe's Cos., Inc.                                            108,839   7,953,954
*         Luby's, Inc.                                                   1,849       6,786
#*        Lululemon Athletica, Inc.                                     12,630     852,651
#*        Lumber Liquidators Holdings, Inc.                              2,649      41,483
*         M/I Homes, Inc.                                                2,750      69,135
          Macy's, Inc.                                                  38,835   1,147,186
#*        Madison Square Garden Co. (The) Class A                        2,400     421,608
          Marcus Corp. (The)                                             2,400      71,160
          Marine Products Corp.                                          1,049      11,969
*         MarineMax, Inc.                                                4,119      88,353
          Marriott International, Inc. Class A                          42,400   3,587,040
#         Marriott Vacations Worldwide Corp.                             2,389     206,601
#         Mattel, Inc.                                                  40,965   1,073,693
#*        McClatchy Co. (The) Class A                                      430       4,962
          McDonald's Corp.                                             108,260  13,269,428
          MDC Holdings, Inc.                                             4,667     126,196
(degrees) Media General, Inc.                                            3,778       1,171
#         Meredith Corp.                                                 4,576     280,509
*         Meritage Homes Corp.                                           3,700     135,975
*         MGM Resorts International                                     54,564   1,571,443
#*        Michael Kors Holdings, Ltd.                                   22,453     961,213
#*        Michaels Cos., Inc. (The)                                     12,966     255,041
*         Modine Manufacturing Co.                                       3,907      53,135
*         Mohawk Industries, Inc.                                        7,508   1,620,527
*         Monarch Casino & Resort, Inc.                                  1,845      43,837
#         Monro Muffler Brake, Inc.                                      3,878     232,292
*         Motorcar Parts of America, Inc.                                2,528      66,309
          Movado Group, Inc.                                             2,362      64,128
*         MSG Networks, Inc. Class A                                     7,200     167,040
*         Murphy USA, Inc.                                               4,848     308,818
#         NACCO Industries, Inc. Class A                                   287      21,166
*         Nathan's Famous, Inc.                                            509      31,813
          National CineMedia, Inc.                                       6,419      94,103
#*        Nautilus, Inc.                                                 4,149      71,985
*         Netflix, Inc.                                                 56,143   7,899,882
*         New York & Co., Inc.                                           5,059      10,978

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
    New York Times Co. (The) Class A                              14,000 $   189,000
    Newell Brands, Inc.                                           53,725   2,542,804
    News Corp. Class A                                            47,212     580,235
    News Corp. Class B                                            12,426     157,189
    Nexstar Media Group, Inc.                                      3,264     213,466
    NIKE, Inc. Class B                                           157,929   8,354,444
#   Nordstrom, Inc.                                               15,210     672,586
#*  Norwegian Cruise Line Holdings, Ltd.                          18,543     871,521
    Nutrisystem, Inc.                                              3,050     100,803
*   NVR, Inc.                                                        500     929,000
*   O'Reilly Automotive, Inc.                                     12,230   3,207,562
    Office Depot, Inc.                                            52,875     235,294
#*  Ollie's Bargain Outlet Holdings, Inc.                          3,241      99,013
#   Omnicom Group, Inc.                                           30,860   2,643,159
#*  Overstock.com, Inc.                                            1,830      30,378
    Oxford Industries, Inc.                                        1,382      76,038
#*  Panera Bread Co. Class A                                       3,075     642,859
#   Papa John's International, Inc.                                3,800     323,836
*   Penn National Gaming, Inc.                                     6,827      94,076
    Penske Automotive Group, Inc.                                  4,700     255,492
*   Perry Ellis International, Inc.                                  969      22,859
    PetMed Express, Inc.                                           2,200      46,618
    Pier 1 Imports, Inc.                                          10,500      76,335
#*  Pinnacle Entertainment, Inc.                                   5,500      84,700
    Planet Fitness, Inc. Class A                                   4,653      97,899
#   Polaris Industries, Inc.                                       6,994     587,986
    Pool Corp.                                                     5,100     538,356
*   Popeyes Louisiana Kitchen, Inc.                                2,600     164,294
*   Priceline Group, Inc. (The)                                    6,433  10,132,811
    PulteGroup, Inc.                                              36,663     788,621
    PVH Corp.                                                      9,783     917,743
#   Ralph Lauren Corp.                                             6,732     595,311
    RCI Hospitality Holdings, Inc.                                 1,000      17,550
*   Red Lion Hotels Corp.                                          2,034      16,272
*   Red Robin Gourmet Burgers, Inc.                                1,300      61,815
    Regal Entertainment Group Class A                              9,436     213,820
*   Regis Corp.                                                    4,556      63,420
#   Rent-A-Center, Inc.                                            6,145      55,059
#*  RH                                                             4,568     123,427
    Rocky Brands, Inc.                                               231       2,922
    Ross Stores, Inc.                                             51,561   3,408,698
    Royal Caribbean Cruises, Ltd.                                 21,700   2,031,771
*   Ruby Tuesday, Inc.                                             5,370      10,525
    Ruth's Hospitality Group, Inc.                                 4,284      73,471
    Saga Communications, Inc. Class A                                575      28,923
    Salem Media Group, Inc.                                          400       2,440
#*  Sally Beauty Holdings, Inc.                                   17,735     422,093
    Scholastic Corp.                                               2,600     119,028
*   Scientific Games Corp. Class A                                 3,918      66,606
#   Scripps Networks Interactive, Inc. Class A                     9,989     760,762
    SeaWorld Entertainment, Inc.                                   6,236     112,934
#*  Select Comfort Corp.                                           5,594     112,887
*   Sequential Brands Group, Inc.                                    194         898

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
                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
#   Service Corp. International                                   22,783 $   663,669
#*  ServiceMaster Global Holdings, Inc.                           16,415     607,027
#*  Shake Shack, Inc. Class A                                      1,600      56,496
*   Shiloh Industries, Inc.                                        1,564      18,752
    Shoe Carnival, Inc.                                              771      19,714
*   Shutterfly, Inc.                                               3,662     187,970
#   Signet Jewelers, Ltd.                                          8,700     675,729
#   Sinclair Broadcast Group, Inc. Class A                         7,300     246,375
#   Sirius XM Holdings, Inc.                                     245,576   1,159,119
#   Six Flags Entertainment Corp.                                  8,978     534,909
*   Skechers U.S.A., Inc. Class A                                 15,711     394,660
*   Skyline Corp.                                                    800       8,376
#   Sonic Automotive, Inc. Class A                                 4,001      93,623
    Sonic Corp.                                                    6,463     160,929
*   Sotheby's                                                      7,207     286,190
    Spartan Motors, Inc.                                           3,375      26,663
    Speedway Motorsports, Inc.                                     2,352      50,544
#   Stage Stores, Inc.                                             3,250       9,100
    Standard Motor Products, Inc.                                  1,900      94,753
    Stanley Furniture Co., Inc.                                      637         599
    Staples, Inc.                                                 78,677     723,828
    Starbucks Corp.                                              186,761  10,312,942
    Stein Mart, Inc.                                               3,347      12,250
*   Steven Madden, Ltd.                                            6,892     242,598
*   Stoneridge, Inc.                                               3,400      55,794
*   Strayer Education, Inc.                                        1,137      92,097
#   Sturm Ruger & Co., Inc.                                        1,900     100,225
    Superior Industries International, Inc.                        2,200      50,710
    Superior Uniform Group, Inc.                                     324       5,514
#   Tailored Brands, Inc.                                          5,635     119,744
*   Tandy Leather Factory, Inc.                                      663       5,138
    Target Corp.                                                  70,314   4,533,847
*   Taylor Morrison Home Corp. Class A                             2,813      54,572
    TEGNA, Inc.                                                   23,899     547,526
#*  Tempur Sealy International, Inc.                               7,223     310,589
*   Tenneco, Inc.                                                  6,595     444,833
#*  Tesla Motors, Inc.                                            14,319   3,607,386
    Texas Roadhouse, Inc.                                          7,557     352,458
    Thor Industries, Inc.                                          5,769     597,091
#   Tiffany & Co.                                                 14,675   1,155,216
#*  Tile Shop Holdings, Inc.                                       1,665      31,802
    Time Warner, Inc.                                             97,500   9,442,875
    Time, Inc.                                                    12,349     237,718
    TJX Cos., Inc. (The)                                          85,129   6,377,865
*   Toll Brothers, Inc.                                           20,185     633,002
*   TopBuild Corp.                                                 4,258     158,014
    Tower International, Inc.                                      2,300      60,260
    Tractor Supply Co.                                            15,888   1,170,469
*   TRI Pointe Group, Inc.                                        13,391     164,308
#*  TripAdvisor, Inc.                                             13,717     725,629
*   Tuesday Morning Corp.                                          3,200      13,760
    Tupperware Brands Corp.                                        6,100     368,196
    Twenty-First Century Fox, Inc. Class A                       137,768   4,323,160

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
                                                                 SHARES     VALUE+
                                                                 ------- ------------
Consumer Discretionary -- (Continued)
    Twenty-First Century Fox, Inc. Class B                        54,449 $  1,688,463
*   Ulta Salon Cosmetics & Fragrance, Inc.                         7,381    2,009,699
#*  Under Armour, Inc. Class A                                    22,925      492,658
*   Under Armour, Inc. Class C                                    24,564      472,120
*   Unifi, Inc.                                                    1,766       47,488
*   Universal Electronics, Inc.                                    1,700      101,150
    Universal Technical Institute, Inc.                            2,300        7,383
#*  Urban Outfitters, Inc.                                        12,450      330,423
    Vail Resorts, Inc.                                             5,101      875,026
*   Vera Bradley, Inc.                                             2,206       25,281
    VF Corp.                                                      40,900    2,105,532
#   Viacom, Inc. Class A                                           1,192       53,938
    Viacom, Inc. Class B                                          42,474    1,789,854
*   Vista Outdoor, Inc.                                            7,300      210,313
*   Visteon Corp.                                                  4,607      412,649
*   Vitamin Shoppe, Inc.                                           2,565       55,532
    Walt Disney Co. (The)                                        191,438   21,182,615
#*  Weight Watchers International, Inc.                            2,900       36,105
#   Wendy's Co. (The)                                             26,524      358,870
*   West Marine, Inc.                                              2,681       24,853
    Whirlpool Corp.                                                9,105    1,592,373
#*  William Lyon Homes Class A                                       418        7,378
#   Williams-Sonoma, Inc.                                         10,060      484,993
    Winmark Corp.                                                    300       33,225
    Winnebago Industries, Inc.                                     2,736       85,910
    Wolverine World Wide, Inc.                                    10,800      253,692
    Wyndham Worldwide Corp.                                       13,602    1,075,374
    Wynn Resorts, Ltd.                                             9,691      982,958
    Yum! Brands, Inc.                                             48,549    3,181,416
*   ZAGG, Inc.                                                       171        1,146
#*  Zumiez, Inc.                                                   2,400       48,120
                                                                         ------------
Total Consumer Discretionary                                              378,708,051
                                                                         ------------
Consumer Staples -- (8.3%)
    Alico, Inc.                                                      496       13,367
*   Alliance One International, Inc.                                 876       14,585
    Altria Group, Inc.                                           245,159   17,450,418
    Andersons, Inc. (The)                                          2,677      101,057
    Archer-Daniels-Midland Co.                                    73,790    3,265,945
#*  Avon Products, Inc.                                           63,824      374,647
#   B&G Foods, Inc.                                                8,042      356,663
#*  Blue Buffalo Pet Products, Inc.                                9,821      238,159
#*  Boston Beer Co., Inc. (The) Class A                            1,385      212,875
#   Brown-Forman Corp. Class A                                    15,102      706,472
    Brown-Forman Corp. Class B                                    26,788    1,221,533
    Bunge, Ltd.                                                   17,035    1,178,992
#   Cal-Maine Foods, Inc.                                          4,200      175,140
#   Calavo Growers, Inc.                                           2,564      141,789
#   Campbell Soup Co.                                             25,236    1,570,436
    Casey's General Stores, Inc.                                   5,202      597,710
*   Central Garden & Pet Co.                                       1,175       38,599
*   Central Garden & Pet Co. Class A                               5,929      182,495
*   Chefs' Warehouse, Inc. (The)                                   1,231       20,558

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Staples -- (Continued)
#   Church & Dwight Co., Inc.                                     32,298 $ 1,460,516
    Clorox Co. (The)                                              15,820   1,898,400
    Coca-Cola Bottling Co. Consolidated                              781     131,864
    Coca-Cola Co. (The)                                          511,158  21,248,838
    Colgate-Palmolive Co.                                        103,396   6,677,314
    Conagra Brands, Inc.                                          51,808   2,025,175
    Constellation Brands, Inc. Class A                            22,403   3,355,073
    Costco Wholesale Corp.                                        55,485   9,096,766
#   Coty, Inc. Class A                                            95,261   1,829,011
    CVS Health Corp.                                             129,652  10,217,874
*   Darling Ingredients, Inc.                                     20,752     249,024
    Dean Foods Co.                                                10,084     200,268
    Dr Pepper Snapple Group, Inc.                                 23,478   2,141,194
*   Edgewell Personal Care Co.                                     7,514     592,404
    Energizer Holdings, Inc.                                       8,544     431,216
    Estee Lauder Cos., Inc. (The) Class A                         26,558   2,156,775
*   Farmer Brothers Co.                                            1,300      45,240
#   Flowers Foods, Inc.                                           22,804     458,588
    Fresh Del Monte Produce, Inc.                                  5,548     317,623
    General Mills, Inc.                                           73,832   4,613,023
#*  Hain Celestial Group, Inc. (The)                              12,400     490,544
#*  Herbalife, Ltd.                                                8,600     483,320
    Hershey Co. (The)                                             17,763   1,873,464
    Hormel Foods Corp.                                            35,654   1,294,240
*   HRG Group, Inc.                                               13,900     233,937
    Ingles Markets, Inc. Class A                                   1,110      50,228
    Ingredion, Inc.                                                9,295   1,191,526
    Inter Parfums, Inc.                                            3,030     103,323
#*  Inventure Foods, Inc.                                          1,529       9,159
    J&J Snack Foods Corp.                                          1,991     253,992
    JM Smucker Co. (The)                                          14,434   1,960,859
    John B. Sanfilippo & Son, Inc.                                 1,301      85,593
    Kellogg Co.                                                   32,355   2,352,532
    Kimberly-Clark Corp.                                          44,542   5,395,372
    Kraft Heinz Co. (The)                                         76,394   6,821,220
    Kroger Co. (The)                                             112,465   3,819,311
    Lamb Weston Holdings, Inc.                                    17,269     645,170
    Lancaster Colony Corp.                                         2,500     327,625
*   Landec Corp.                                                   3,992      50,299
*   Lifeway Foods, Inc.                                              315       3,393
#   McCormick & Co., Inc. Non-Voting                              14,407   1,376,589
    McCormick & Co., Inc. Voting                                     607      57,969
    Mead Johnson Nutrition Co.                                    23,157   1,631,642
    Medifast, Inc.                                                 2,100      88,557
    MGP Ingredients, Inc.                                          1,414      59,939
    Molson Coors Brewing Co. Class B                              21,676   2,092,168
    Mondelez International, Inc. Class A                         193,893   8,585,582
*   Monster Beverage Corp.                                        53,325   2,271,645
    National Beverage Corp.                                        1,044      52,398
*   Natural Alternatives International, Inc.                       1,000      11,400
    Nu Skin Enterprises, Inc. Class A                              7,059     366,221
    Nutraceutical International Corp.                              1,459      48,877
    Oil-Dri Corp. of America                                         641      21,570

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
                                                                 SHARES     VALUE+
                                                                 ------- ------------
Consumer Staples -- (Continued)
*   Omega Protein Corp.                                            2,100 $     52,395
    PepsiCo, Inc.                                                181,745   18,861,496
    Philip Morris International, Inc.                            195,465   18,790,050
#   Pilgrim's Pride Corp.                                          7,683      147,053
    Pinnacle Foods, Inc.                                          14,838      789,233
#*  Post Holdings, Inc.                                            7,867      658,311
    PriceSmart, Inc.                                               2,200      186,340
    Procter & Gamble Co. (The)                                   331,775   29,063,490
*   Revlon, Inc. Class A                                           1,909       63,856
    Reynolds American, Inc.                                      106,680    6,414,668
*   Rite Aid Corp.                                               114,155      641,551
    Rocky Mountain Chocolate Factory, Inc.                           950       10,412
#   Sanderson Farms, Inc.                                          2,050      186,550
*   Seneca Foods Corp. Class A                                       500       17,925
#   Snyder's-Lance, Inc.                                           9,222      353,940
    SpartanNash Co.                                                4,621      174,951
#   Spectrum Brands Holdings, Inc.                                 3,150      420,178
#*  Sprouts Farmers Market, Inc.                                  16,414      306,449
*   SUPERVALU, Inc.                                               32,735      128,321
    Sysco Corp.                                                   66,505    3,488,852
#   Tootsie Roll Industries, Inc.                                  2,173       81,379
#*  TreeHouse Foods, Inc.                                          6,632      503,236
    Tyson Foods, Inc. Class A                                     37,018    2,324,360
*   United Natural Foods, Inc.                                     6,000      274,200
    United-Guardian, Inc.                                            600        9,180
    Universal Corp.                                                2,600      176,800
*   USANA Health Sciences, Inc.                                    1,600       99,680
#   Vector Group, Ltd.                                            10,802      238,292
    Wal-Mart Stores, Inc.                                        195,872   13,072,497
    Walgreens Boots Alliance, Inc.                               114,501    9,382,212
    WD-40 Co.                                                      1,600      168,240
    Weis Markets, Inc.                                             1,930      114,719
*   WhiteWave Foods Co. (The)                                     21,611    1,189,902
#   Whole Foods Market, Inc.                                      39,715    1,200,187
                                                                         ------------
Total Consumer Staples                                                    250,708,195
                                                                         ------------
Energy -- (6.5%)
    Adams Resources & Energy, Inc.                                   300       11,625
#   Alon USA Energy, Inc.                                          1,957       22,036
    Anadarko Petroleum Corp.                                      69,181    4,810,155
#*  Antero Resources Corp.                                        17,655      430,959
    Apache Corp.                                                  48,043    2,873,932
    Archrock, Inc.                                                 6,100       89,060
#   Atwood Oceanics, Inc.                                          6,359       77,325
    Baker Hughes, Inc.                                            51,879    3,272,527
#*  Bill Barrett Corp.                                             5,020       32,881
#   Bristow Group, Inc.                                            3,865       68,256
    Cabot Oil & Gas Corp.                                         57,926    1,244,250
*   California Resources Corp.                                     4,336       92,877
*   Callon Petroleum Co.                                           7,072      108,060
#*  CARBO Ceramics, Inc.                                           2,120       30,104
#*  Carrizo Oil & Gas, Inc.                                        7,231      255,688
    Cheniere Energy Partners L.P. Holdings LLC                     4,680      106,938

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
                                                                 SHARES    VALUE+
                                                                 ------- -----------
Energy -- (Continued)
*   Cheniere Energy, Inc.                                         26,259 $ 1,251,241
#*  Chesapeake Energy Corp.                                       99,644     642,704
    Chevron Corp.                                                238,901  26,601,626
    Cimarex Energy Co.                                            12,091   1,634,824
*   Clayton Williams Energy, Inc.                                    500      72,725
*   Clean Energy Fuels Corp.                                       7,414      19,202
#*  Cloud Peak Energy, Inc.                                        5,872      33,412
#*  Cobalt International Energy, Inc.                             28,179      27,638
#*  Concho Resources, Inc.                                        17,451   2,433,367
    ConocoPhillips                                               156,410   7,626,552
    CONSOL Energy, Inc.                                           24,000     406,560
*   Contango Oil & Gas Co.                                           316       2,560
#*  Continental Resources, Inc.                                   12,475     605,786
#   Core Laboratories NV                                           5,577     651,561
    CVR Energy, Inc.                                               2,684      59,612
*   Dawson Geophysical Co.                                         1,639      12,981
    Delek US Holdings, Inc.                                        5,595     125,328
*   Denbury Resources, Inc.                                       25,261      84,624
    Devon Energy Corp.                                            60,033   2,733,903
#   DHT Holdings, Inc.                                             6,363      29,842
*   Diamond Offshore Drilling, Inc.                                7,869     128,894
*   Diamondback Energy, Inc.                                      11,229   1,180,954
#*  Dril-Quip, Inc.                                                4,787     297,751
*   Energen Corp.                                                 12,212     658,105
    EnLink Midstream LLC                                           6,200     107,570
    EOG Resources, Inc.                                           73,447   7,460,746
#*  EP Energy Corp. Class A                                        3,876      20,310
#   EQT Corp.                                                     21,745   1,318,399
*   Era Group, Inc.                                                2,200      34,452
*   Exterran Corp.                                                 3,050      94,611
    Exxon Mobil Corp.                                            524,102  43,966,917
#*  Forum Energy Technologies, Inc.                                8,293     179,958
#   Frank's International NV                                       4,232      50,107
    GasLog, Ltd.                                                   2,473      41,299
#*  Geospace Technologies Corp.                                    1,000      23,340
    Green Plains, Inc.                                             3,514      79,065
    Gulf Island Fabrication, Inc.                                  1,100      15,290
#*  Gulfmark Offshore, Inc. Class A                                2,675       4,548
*   Gulfport Energy Corp.                                         14,899     311,389
    Halliburton Co.                                              109,557   6,197,639
*   Helix Energy Solutions Group, Inc.                            15,866     134,544
#   Helmerich & Payne, Inc.                                       13,429     955,608
#   Hess Corp.                                                    35,722   1,935,418
#   HollyFrontier Corp.                                           22,236     644,177
#*  Hornbeck Offshore Services, Inc.                               3,129      22,685
*   International Seaways, Inc.                                      164       2,850
*   ION Geophysical Corp.                                            836       4,849
    Kinder Morgan, Inc.                                          236,372   5,280,550
#*  Kosmos Energy, Ltd.                                           11,757      76,891
*   Laredo Petroleum, Inc.                                        22,746     308,208
    Marathon Oil Corp.                                           102,259   1,712,838
    Marathon Petroleum Corp.                                      64,828   3,114,985
*   Matrix Service Co.                                             3,244      72,666

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
                                                                 SHARES    VALUE+
                                                                 ------- -----------
Energy -- (Continued)
#*  McDermott International, Inc.                                 24,310 $   196,911
*   Mitcham Industries, Inc.                                       1,264       6,137
#   Murphy Oil Corp.                                              19,314     558,368
    Nabors Industries, Ltd.                                       35,307     573,739
#   National Oilwell Varco, Inc.                                  45,185   1,708,445
*   Natural Gas Services Group, Inc.                               1,600      45,920
*   Newfield Exploration Co.                                      25,191   1,009,655
*   Newpark Resources, Inc.                                        9,500      71,725
    Noble Corp. P.L.C.                                            26,000     175,500
    Noble Energy, Inc.                                            52,205   2,075,671
    Nordic American Offshore, Ltd.                                    19          52
#   Nordic American Tankers, Ltd.                                  2,265      19,570
*   Oasis Petroleum, Inc.                                         25,762     364,275
    Occidental Petroleum Corp.                                    95,736   6,488,029
    Oceaneering International, Inc.                               11,442     318,660
*   Oil States International, Inc.                                 5,700     225,150
#   ONEOK, Inc.                                                   25,601   1,410,871
    Overseas Shipholding Group, Inc. Class A                         494       2,426
    Panhandle Oil and Gas, Inc. Class A                            2,000      44,000
*   Parker Drilling Co.                                            9,114      23,241
*   Parsley Energy, Inc. Class A                                  19,080     671,998
#   Patterson-UTI Energy, Inc.                                    18,810     527,432
#   PBF Energy, Inc. Class A                                      10,971     254,417
*   PDC Energy, Inc.                                               6,646     491,405
*   PHI, Inc.                                                      1,795      28,451
    Phillips 66                                                   62,724   5,119,533
*   Pioneer Energy Services Corp.                                  8,743      55,081
    Pioneer Natural Resources Co.                                 21,279   3,835,114
*   QEP Resources, Inc.                                           28,497     496,988
    Range Resources Corp.                                         25,148     813,286
#*  Renewable Energy Group, Inc.                                   5,800      50,460
*   Rice Energy, Inc.                                             18,898     374,747
*   RigNet, Inc.                                                   1,066      21,053
*   Ring Energy, Inc.                                              1,500      19,800
#*  Rowan Cos. P.L.C. Class A                                     13,381     239,788
#   RPC, Inc.                                                      9,225     198,522
*   RSP Permian, Inc.                                             13,921     592,478
    Schlumberger, Ltd.                                           174,681  14,622,547
#   Scorpio Tankers, Inc.                                         18,204      69,721
*   SEACOR Holdings, Inc.                                          2,200     161,854
    SemGroup Corp. Class A                                         6,784     269,325
#   Ship Finance International, Ltd.                               6,400      96,000
    SM Energy Co.                                                 10,800     329,508
*   Southwestern Energy Co.                                       59,283     534,140
    Spectra Energy Corp.                                          87,083   3,627,007
#   Superior Energy Services, Inc.                                16,418     290,106
#*  Synergy Resources Corp.                                       19,257     165,803
    Targa Resources Corp.                                         21,097   1,215,609
#*  TechnipFMC P.L.C.                                             28,120     945,394
    Teekay Corp.                                                   4,349      43,707
    Teekay Tankers, Ltd. Class A                                   2,298       5,630
#*  Tesco Corp.                                                    2,270      19,522
    Tesoro Corp.                                                  14,426   1,166,342

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
                                                                 SHARES     VALUE+
                                                                 ------- ------------
Energy -- (Continued)
*   TETRA Technologies, Inc.                                       8,150 $     40,424
*   Transocean, Ltd.                                              46,993      656,492
*   Unit Corp.                                                     4,580      119,080
    US Silica Holdings, Inc.                                       9,137      540,362
    Valero Energy Corp.                                           56,572    3,720,175
#*  Weatherford International P.L.C.                             112,104      584,062
    Western Refining, Inc.                                         9,794      342,888
*   Whiting Petroleum Corp.                                       31,985      354,714
    Williams Cos., Inc. (The)                                     88,921    2,564,482
    World Fuel Services Corp.                                      8,145      362,290
*   WPX Energy, Inc.                                              42,729      595,215
                                                                         ------------
Total Energy                                                              197,571,631
                                                                         ------------
Financials -- (14.7%)
    1st Source Corp.                                               2,189       98,746
*   Affiliated Managers Group, Inc.                                6,665    1,015,479
    Aflac, Inc.                                                   51,764    3,622,962
*   Alleghany Corp.                                                1,869    1,143,024
    Allied World Assurance Co. Holdings AG                        11,100      589,743
    Allstate Corp. (The)                                          46,357    3,486,510
    Ally Financial, Inc.                                          49,552    1,046,538
#*  Ambac Financial Group, Inc.                                    5,480      114,642
    American Equity Investment Life Holding Co.                    9,548      225,333
    American Express Co.                                          99,588    7,606,531
    American Financial Group, Inc.                                 8,569      738,391
    American International Group, Inc.                           140,259    9,013,043
    American National Insurance Co.                                1,054      122,886
*   American River Bankshares                                        882       13,230
    Ameriprise Financial, Inc.                                    21,340    2,395,842
    Ameris Bancorp                                                 3,851      173,680
    AMERISAFE, Inc.                                                2,573      162,228
    AmeriServ Financial, Inc.                                        100          395
    AmTrust Financial Services, Inc.                              10,510      277,359
    Aon P.L.C.                                                    33,234    3,745,472
*   Arch Capital Group, Ltd.                                      14,556    1,286,023
    Argo Group International Holdings, Ltd.                        3,968      253,754
    Arrow Financial Corp.                                            971       34,276
    Arthur J Gallagher & Co.                                      21,171    1,139,635
#   Artisan Partners Asset Management, Inc. Class A                6,007      173,903
    Aspen Insurance Holdings, Ltd.                                 7,426      418,826
    Associated Banc-Corp                                          18,644      471,693
    Assurant, Inc.                                                 7,576      735,857
    Assured Guaranty, Ltd.                                        18,300      712,053
*   Asta Funding, Inc.                                               400        4,080
    Astoria Financial Corp.                                        9,842      186,112
*   Atlantic Coast Financial Corp.                                   137          990
*   Atlanticus Holdings Corp.                                      1,196        3,397
    Axis Capital Holdings, Ltd.                                   12,040      770,680
    Baldwin & Lyons, Inc. Class B                                    562       13,488
    Banc of California, Inc.                                       5,496       86,837
    BancFirst Corp.                                                  928       87,557
*   Bancorp, Inc. (The)                                            4,099       24,553
    BancorpSouth, Inc.                                            10,334      306,920

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
    Bank Mutual Corp.                                                6,120 $    58,446
    Bank of America Corp.                                        1,287,004  29,137,771
#   Bank of Hawaii Corp.                                             5,700     489,687
    Bank of New York Mellon Corp. (The)                            133,966   5,992,299
#   Bank of the Ozarks, Inc.                                        12,013     659,153
    BankUnited, Inc.                                                13,594     519,291
    Banner Corp.                                                     1,961     110,051
    BB&T Corp.                                                     101,560   4,691,056
    Beneficial Bancorp, Inc.                                         8,200     146,370
*   Berkshire Hathaway, Inc. Class B                               241,261  39,600,581
    Berkshire Hills Bancorp, Inc.                                    3,350     118,590
    BGC Partners, Inc. Class A                                      29,733     329,144
    BlackRock, Inc.                                                 15,531   5,808,283
    BNC Bancorp                                                      4,978     175,475
#*  BofI Holding, Inc.                                               7,924     233,758
    BOK Financial Corp.                                              2,703     222,295
    Boston Private Financial Holdings, Inc.                          8,785     144,953
    Bridge Bancorp, Inc.                                               439      15,870
    Brookline Bancorp, Inc.                                          9,168     144,396
    Brown & Brown, Inc.                                             15,100     636,163
    Bryn Mawr Bank Corp.                                             1,149      46,017
    Calamos Asset Management, Inc. Class A                           1,676      14,112
    Camden National Corp.                                              900      37,332
    Capital Bank Financial Corp. Class A                             3,611     142,273
    Capital City Bank Group, Inc.                                    1,069      22,118
    Capital One Financial Corp.                                     64,534   5,639,626
    Capitol Federal Financial, Inc.                                 16,210     250,444
    Cardinal Financial Corp.                                         5,005     156,957
*   Cascade Bancorp                                                  4,228      33,697
    Cathay General Bancorp                                          10,064     366,732
    CBOE Holdings, Inc.                                             10,290     819,290
    CenterState Banks, Inc.                                          5,155     125,730
    Central Pacific Financial Corp.                                  4,331     135,690
#   Charles Schwab Corp. (The)                                     150,043   6,187,773
    Chemical Financial Corp.                                         8,363     413,383
    Chubb, Ltd.                                                     58,345   7,671,784
    Cincinnati Financial Corp.                                      19,015   1,342,079
    CIT Group, Inc.                                                 23,481     967,182
    Citigroup, Inc.                                                366,966  20,487,712
    Citizens Community Bancorp, Inc.                                   600       7,476
    Citizens Financial Group, Inc.                                  63,145   2,283,955
#*  Citizens, Inc.                                                   4,015      37,179
#   City Holding Co.                                                 1,857     120,872
    Clifton Bancorp, Inc.                                            4,845      75,194
    CME Group, Inc.                                                 42,665   5,165,878
    CNA Financial Corp.                                              4,268     177,762
    CNB Financial Corp.                                                280       6,569
    CNO Financial Group, Inc.                                       21,200     400,892
    CoBiz Financial, Inc.                                            3,100      54,312
    Cohen & Steers, Inc.                                             3,355     117,056
#   Columbia Banking System, Inc.                                    6,688     265,915
    Comerica, Inc.                                                  21,255   1,435,350
#   Commerce Bancshares, Inc.                                       11,473     648,569

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Financials -- (Continued)
#   Community Bank System, Inc.                                   5,081 $  296,527
    Community Trust Bancorp, Inc.                                 1,749     80,891
    ConnectOne Bancorp, Inc.                                      3,250     80,275
*   Consumer Portfolio Services, Inc.                             1,025      4,900
#*  Cowen Group, Inc. Class A                                     1,012     15,180
    Crawford & Co. Class A                                        3,717     34,345
#   Crawford & Co. Class B                                        1,800     21,816
#*  Credit Acceptance Corp.                                         897    184,136
#   Cullen/Frost Bankers, Inc.                                    6,821    609,797
*   Customers Bancorp, Inc.                                       2,950    101,657
#   CVB Financial Corp.                                          11,960    269,578
    Diamond Hill Investment Group, Inc.                             388     78,454
    Dime Community Bancshares, Inc.                               5,980    127,972
    Discover Financial Services                                  52,149  3,612,883
    Donegal Group, Inc. Class A                                   1,374     22,630
*   Donnelley Financial Solutions, Inc.                           3,156     75,996
*   E*TRADE Financial Corp.                                      35,391  1,325,393
*   Eagle Bancorp, Inc.                                           3,968    243,040
    East West Bancorp, Inc.                                      18,146    933,430
#   Eaton Vance Corp.                                            14,485    607,356
*   eHealth, Inc.                                                 2,800     34,328
    EMC Insurance Group, Inc.                                     1,299     37,866
    Employers Holdings, Inc.                                      3,900    142,155
*   Encore Capital Group, Inc.                                    2,794     86,474
    Endurance Specialty Holdings, Ltd.                            8,196    759,687
*   Enova International, Inc.                                     2,690     37,929
*   Enstar Group, Ltd.                                            1,077    208,561
    Enterprise Financial Services Corp.                           1,766     73,554
    Erie Indemnity Co. Class A                                    3,217    360,658
    ESSA Bancorp, Inc.                                              707     11,192
    EverBank Financial Corp.                                      8,017    155,770
    Evercore Partners, Inc. Class A                               5,080    393,446
    Everest Re Group, Ltd.                                        5,600  1,231,608
*   Ezcorp, Inc. Class A                                          4,723     46,758
#   FactSet Research Systems, Inc.                                5,114    884,978
    FBL Financial Group, Inc. Class A                             2,100    146,580
*   FCB Financial Holdings, Inc. Class A                          3,550    166,673
    Federal Agricultural Mortgage Corp. Class C                   1,380     76,811
#   Federated Investors, Inc. Class B                            12,401    322,550
    Federated National Holding Co.                                1,029     18,872
    Fidelity Southern Corp.                                       1,153     26,807
    Fifth Third Bancorp                                          92,901  2,424,716
#   Financial Engines, Inc.                                       6,782    261,446
    Financial Institutions, Inc.                                  1,243     40,957
*   First Acceptance Corp.                                          181        288
    First American Financial Corp.                               13,379    502,783
*   First BanCorp(318672706)                                      8,881     59,680
    First Bancorp(318910106)                                      1,500     43,905
    First Busey Corp.                                             3,618    105,827
    First Citizens BancShares, Inc. Class A                         822    301,460
    First Commonwealth Financial Corp.                            9,645    136,187
    First Community Bancshares, Inc.                              1,700     49,470
    First Defiance Financial Corp.                                1,538     74,531

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
    First Financial Bancorp                                        7,926 $   218,361
    First Financial Bankshares, Inc.                               7,170     305,800
    First Financial Corp.                                          1,100      53,185
#   First Horizon National Corp.                                  30,142     602,840
    First Interstate BancSystem, Inc. Class A                      3,099     127,524
    First Merchants Corp.                                          3,650     139,905
    First Midwest Bancorp, Inc.                                   10,332     250,861
#*  First NBC Bank Holding Co.                                     1,667       6,668
    First Republic Bank                                           17,704   1,670,018
    First South Bancorp, Inc.                                      1,685      20,877
    FirstCash, Inc.                                                5,838     249,283
*   Flagstar Bancorp, Inc.                                         1,679      43,268
    Flushing Financial Corp.                                       2,863      77,874
#   FNB Corp.                                                     27,126     405,262
    FNF Group                                                     25,329     895,633
*   FNFV Group                                                     8,442     109,746
    Franklin Resources, Inc.                                      46,420   1,844,731
    Fulton Financial Corp.                                        20,459     372,354
    GAMCO Investors, Inc. Class A                                    467      13,636
*   Genworth Financial, Inc. Class A                              57,056     191,708
    German American Bancorp, Inc.                                  1,398      67,090
    Glacier Bancorp, Inc.                                         10,240     363,827
*   Global Indemnity, Ltd.                                         1,204      47,570
    Goldman Sachs Group, Inc. (The)                               46,282  10,613,388
    Great Southern Bancorp, Inc.                                   1,100      55,055
    Great Western Bancorp, Inc.                                    2,127      90,929
*   Green Dot Corp. Class A                                        6,227     166,884
#   Greenhill & Co., Inc.                                          2,931      86,611
#*  Greenlight Capital Re, Ltd. Class A                            2,682      60,613
    Guaranty Bancorp                                                 319       7,720
*   Hallmark Financial Services, Inc.                              1,034      11,312
    Hancock Holding Co.                                            9,352     428,789
    Hanmi Financial Corp.                                          4,412     146,258
    Hanover Insurance Group, Inc. (The)                            5,156     432,795
    Hartford Financial Services Group, Inc. (The)                 49,236   2,398,286
#   HCI Group, Inc.                                                1,104      45,661
    Heartland Financial USA, Inc.                                  2,144     100,339
    Heritage Commerce Corp.                                        6,041      84,816
    Heritage Financial Corp.                                       2,274      57,987
    Hilltop Holdings, Inc.                                        10,020     274,348
    Home BancShares, Inc.                                         14,950     402,753
*   HomeStreet, Inc.                                                 784      20,541
*   HomeTrust Bancshares, Inc.                                     1,062      26,285
    Hope Bancorp, Inc.                                            15,457     323,206
    HopFed Bancorp, Inc.                                             208       2,952
    Horace Mann Educators Corp.                                    3,472     143,567
    Huntington Bancshares, Inc.                                  127,246   1,721,638
    Iberiabank Corp.                                               4,944     406,150
    Independence Holding Co.                                       2,640      52,536
    Independent Bank Corp.                                         2,849     177,635
    Independent Bank Group, Inc.                                   1,100      68,365
    Infinity Property & Casualty Corp.                               800      69,480
#   Interactive Brokers Group, Inc. Class A                        7,303     272,694

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
    Intercontinental Exchange, Inc.                               73,445 $ 4,286,250
    International Bancshares Corp.                                 6,326     234,695
*   INTL. FCStone, Inc.                                            1,015      37,433
    Invesco, Ltd.                                                 48,960   1,415,923
    Investment Technology Group, Inc.                              3,824      76,939
#   Investors Bancorp, Inc.                                       40,700     584,045
    Janus Capital Group, Inc.                                     17,800     222,500
    JPMorgan Chase & Co.                                         461,903  39,090,851
*   KCG Holdings, Inc. Class A                                     6,188      86,446
    Kearny Financial Corp.                                         8,597     131,104
    Kemper Corp.                                                   4,800     207,360
    KeyCorp                                                      132,769   2,385,859
    Lakeland Bancorp, Inc.                                         3,852      71,455
    Lakeland Financial Corp.                                       2,550     113,271
    LegacyTexas Financial Group, Inc.                              5,327     220,112
#   Legg Mason, Inc.                                              13,474     426,991
*   LendingClub Corp.                                             19,967     123,196
*   LendingTree, Inc.                                                721      80,680
    Leucadia National Corp.                                       39,924     952,187
    Lincoln National Corp.                                        28,868   1,948,879
    Loews Corp.                                                   35,005   1,630,533
    LPL Financial Holdings, Inc.                                   9,983     392,332
    M&T Bank Corp.                                                18,016   2,928,861
    Macatawa Bank Corp.                                              886       9,055
    Maiden Holdings, Ltd.                                          8,450     149,988
    MainSource Financial Group, Inc.                               1,600      52,576
*   Markel Corp.                                                   1,731   1,601,175
    MarketAxess Holdings, Inc.                                     4,755     890,374
    Marlin Business Services Corp.                                 1,200      27,540
    Marsh & McLennan Cos., Inc.                                   64,889   4,413,750
    MB Financial, Inc.                                             9,166     408,162
*   MBIA, Inc.                                                    14,600     148,920
    Mercantile Bank Corp.                                            285       9,206
    Merchants Bancshares, Inc.                                       694      35,394
#   Mercury General Corp.                                          3,136     198,352
    Meridian Bancorp, Inc.                                         4,269      80,471
    Meta Financial Group, Inc.                                     1,104      96,986
    MetLife, Inc.                                                113,300   6,164,653
*   MGIC Investment Corp.                                         15,500     165,075
#   MidSouth Bancorp, Inc.                                           900      13,005
    Moelis & Co. Class A                                           2,445      83,375
    Moody's Corp.                                                 21,979   2,278,563
    Morgan Stanley                                               176,126   7,483,594
    Morningstar, Inc.                                              2,287     174,155
    MSCI, Inc.                                                    11,194     926,303
    Nasdaq, Inc.                                                  13,831     975,639
    National Bank Holdings Corp. Class A                           2,416      78,520
    National General Holdings Corp.                                5,185     126,981
    Navient Corp.                                                 42,747     642,915
    Navigators Group, Inc. (The)                                   3,610     202,702
    NBT Bancorp, Inc.                                              5,284     215,270
    Nelnet, Inc. Class A                                           3,140     153,954
#   New York Community Bancorp, Inc.                              57,972     880,595

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Financials -- (Continued)
*   NewStar Financial, Inc.                                        3,834 $   34,046
    Northern Trust Corp.                                          26,317  2,183,258
    Northfield Bancorp, Inc.                                       5,064     91,405
    Northrim BanCorp, Inc.                                           600     16,950
    Northwest Bancshares, Inc.                                    10,509    179,389
    OceanFirst Financial Corp.                                     1,986     56,422
#*  Ocwen Financial Corp.                                         12,045     63,477
    OFG Bancorp                                                    3,500     46,375
    Old National Bancorp.                                         11,541    204,853
    Old Republic International Corp.                              29,682    617,386
    OM Asset Management P.L.C.                                     4,106     57,895
    OneBeacon Insurance Group, Ltd. Class A                        3,161     51,303
*   OneMain Holdings, Inc.                                         7,140    159,793
    Oppenheimer Holdings, Inc. Class A                               765     13,082
    Opus Bank                                                      2,493     50,733
    Oritani Financial Corp.                                        6,231    108,108
    Pacific Continental Corp.                                      1,300     32,240
*   Pacific Mercantile Bancorp                                     1,425     10,189
*   Pacific Premier Bancorp, Inc.                                  2,756    108,449
    PacWest Bancorp                                               13,437    744,410
    Park National Corp.                                            1,287    142,587
    Park Sterling Corp.                                            1,320     15,444
*   Patriot National Bancorp, Inc.                                    20        280
    Peapack Gladstone Financial Corp.                              1,562     47,180
*   PennyMac Financial Services, Inc. Class A                      1,040     17,576
#   People's United Financial, Inc.                               35,258    661,087
    Peoples Bancorp, Inc.                                          1,197     37,167
*   PHH Corp.                                                      5,033     73,381
*   PICO Holdings, Inc.                                            1,800     25,650
    Pinnacle Financial Partners, Inc.                              5,063    338,462
*   Piper Jaffray Cos.                                             1,704    120,132
    PNC Financial Services Group, Inc. (The)                      62,226  7,495,744
    Popular, Inc.                                                 11,367    505,036
#*  PRA Group, Inc.                                                5,700    226,860
    Preferred Bank                                                 1,290     71,479
#   Primerica, Inc.                                                6,182    466,432
    Principal Financial Group, Inc.                               34,340  1,960,471
    PrivateBancorp, Inc.                                           9,671    528,617
    ProAssurance Corp.                                             6,800    369,920
    Progressive Corp. (The)                                       73,799  2,763,035
    Prosperity Bancshares, Inc.                                    7,608    552,569
    Provident Financial Services, Inc.                             5,262    139,285
    Prudential Financial, Inc.                                    55,175  5,799,444
    Pzena Investment Management, Inc. Class A                        566      5,654
    Radian Group, Inc.                                             9,498    174,763
    Raymond James Financial, Inc.                                 14,829  1,111,137
*   Regional Management Corp.                                        133      3,326
    Regions Financial Corp.                                      152,281  2,194,369
    Reinsurance Group of America, Inc.                             7,890    989,958
    RenaissanceRe Holdings, Ltd.                                   5,405    736,810
    Renasant Corp.                                                 5,165    205,567
    Republic Bancorp, Inc. Class A                                   805     27,893
#*  Republic First Bancorp, Inc.                                     500      3,775

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
    Riverview Bancorp, Inc.                                        1,205 $     9,242
    RLI Corp.                                                      4,500     267,390
    S&P Global, Inc.                                              32,864   3,949,596
    S&T Bancorp, Inc.                                              2,523      94,915
*   Safeguard Scientifics, Inc.                                    1,767      21,292
    Safety Insurance Group, Inc.                                   1,800     129,060
    Sandy Spring Bancorp, Inc.                                     1,969      80,670
*   Santander Consumer USA Holdings, Inc.                         11,747     155,295
*   Seacoast Banking Corp. of Florida                              1,185      25,809
    SEI Investments Co.                                           17,903     868,475
    Selective Insurance Group, Inc.                                5,977     249,241
#   ServisFirst Bancshares, Inc.                                   4,818     192,913
    SI Financial Group, Inc.                                       1,347      20,272
    Sierra Bancorp                                                   240       6,422
*   Signature Bank                                                 6,348     999,937
    Simmons First National Corp. Class A                           2,871     172,691
*   SLM Corp.                                                     53,247     632,574
    South State Corp.                                              3,021     270,077
    Southside Bancshares, Inc.                                     3,214     109,790
    Southwest Bancorp, Inc.                                        1,600      44,320
    State Auto Financial Corp.                                     1,800      45,468
    State Bank Financial Corp.                                       555      14,674
    State Street Corp.                                            49,806   3,795,217
    Sterling Bancorp                                              13,239     315,750
    Stewart Information Services Corp.                             2,494     108,938
*   Stifel Financial Corp.                                         7,249     364,842
    Stock Yards Bancorp, Inc.                                      2,599     116,435
    Suffolk Bancorp                                                1,838      76,130
    Sun Bancorp, Inc.                                                427      10,675
    SunTrust Banks, Inc.                                          62,750   3,565,455
*   SVB Financial Group                                            6,092   1,049,225
    Synchrony Financial                                          102,101   3,657,258
#   Synovus Financial Corp.                                       16,107     671,340
    T Rowe Price Group, Inc.                                      30,164   2,034,260
    TCF Financial Corp.                                           18,696     324,376
    TD Ameritrade Holding Corp.                                   32,812   1,514,274
    Territorial Bancorp, Inc.                                        840      26,603
*   Texas Capital Bancshares, Inc.                                 5,603     462,247
    TFS Financial Corp.                                            9,945     173,938
#   Tompkins Financial Corp.                                       1,215     110,018
    Torchmark Corp.                                               14,850   1,092,069
    Towne Bank                                                     5,289     170,306
    Travelers Cos., Inc. (The)                                    36,137   4,256,216
    Trico Bancshares                                               1,628      60,024
    TrustCo Bank Corp. NY                                          7,300      61,320
#   Trustmark Corp.                                                7,311     245,796
    U.S. Bancorp.                                                215,402  11,340,915
    UMB Financial Corp.                                            4,774     368,266
    Umpqua Holdings Corp.                                         24,579     450,041
    Union Bankshares Corp.                                         4,955     182,146
#   United Bankshares, Inc.                                        8,383     375,558
    United Community Banks, Inc.                                   6,817     191,762
    United Community Financial Corp.                                 596       5,072

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Financials -- (Continued)
    United Financial Bancorp, Inc.                                 5,504 $     99,347
    United Fire Group, Inc.                                        2,765      130,508
*   United Security Bancshares                                     1,857       14,670
    Universal Insurance Holdings, Inc.                             3,536       92,466
    Univest Corp. of Pennsylvania                                  2,249       63,309
    Unum Group                                                    29,554    1,342,638
    Validus Holdings, Ltd.                                         9,771      556,947
    Valley National Bancorp                                       27,249      329,985
    Value Line, Inc.                                                 300        5,370
#   Virtus Investment Partners, Inc.                                 750       81,750
    Voya Financial, Inc.                                          24,481      984,626
#   Waddell & Reed Financial, Inc. Class A                         9,308      168,009
*   Walker & Dunlop, Inc.                                          2,388       75,007
    Washington Federal, Inc.                                      11,396      374,359
    Washington Trust Bancorp, Inc.                                 1,700       92,650
    Waterstone Financial, Inc.                                     1,767       31,983
    Webster Financial Corp.                                       10,315      541,744
    Wells Fargo & Co.                                            607,461   34,218,278
    WesBanco, Inc.                                                 4,109      170,524
    West Bancorporation, Inc.                                      2,033       46,352
#   Westamerica Bancorporation                                     3,200      181,600
*   Western Alliance Bancorp                                      11,266      556,315
    Western New England Bancorp, Inc.                              4,099       39,760
    Westwood Holdings Group, Inc.                                    700       39,144
    White Mountains Insurance Group, Ltd.                            700      636,832
    Willis Towers Watson P.L.C.                                   16,390    2,050,881
    Wintrust Financial Corp.                                       5,808      415,853
#   WisdomTree Investments, Inc.                                  14,488      149,226
*   World Acceptance Corp.                                           100        4,907
    WR Berkley Corp.                                              12,332      828,834
    WSFS Financial Corp.                                           4,531      205,254
    XL Group, Ltd.                                                34,713    1,304,167
    Yadkin Financial Corp.                                         4,264      136,448
    Zions Bancorporation                                          25,393    1,071,331
                                                                         ------------
Total Financials                                                          443,525,259
                                                                         ------------
Health Care -- (12.5%)
#   Abaxis, Inc.                                                   2,807      143,031
    Abbott Laboratories                                          213,095    8,900,978
    AbbVie, Inc.                                                 205,939   12,584,932
*   ABIOMED, Inc.                                                  5,535      588,758
#*  Acadia Healthcare Co., Inc.                                    8,794      337,426
#*  Accuray, Inc.                                                    125          719
    Aceto Corp.                                                    4,554       86,936
#*  Achillion Pharmaceuticals, Inc.                                1,800        7,506
*   Acorda Therapeutics, Inc.                                      4,300       88,150
*   Addus HomeCare Corp.                                             340       11,611
    Aetna, Inc.                                                   43,977    5,216,112
    Agilent Technologies, Inc.                                    40,366    1,976,723
#*  Air Methods Corp.                                              3,900      139,230
#*  Akorn, Inc.                                                   10,057      192,089
#*  Albany Molecular Research, Inc.                                3,400       62,560
*   Alere, Inc.                                                    9,719      359,603

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Health Care -- (Continued)
*   Alexion Pharmaceuticals, Inc.                                 27,466 $ 3,589,257
#*  Align Technology, Inc.                                         8,711     798,712
#*  Alkermes P.L.C.                                               18,800   1,017,268
#*  Allergan P.L.C.                                               47,018  10,291,770
*   Alliance HealthCare Services, Inc.                             1,000       9,775
*   Allscripts Healthcare Solutions, Inc.                         22,760     266,520
*   Almost Family, Inc.                                              812      38,367
#*  Alnylam Pharmaceuticals, Inc.                                  9,627     384,984
*   AMAG Pharmaceuticals, Inc.                                     2,000      48,200
*   Amedisys, Inc.                                                 3,037     139,155
    AmerisourceBergen Corp.                                       23,049   2,011,717
    Amgen, Inc.                                                   92,185  14,443,546
*   AMN Healthcare Services, Inc.                                  6,328     226,859
*   Amphastar Pharmaceuticals, Inc.                                2,755      43,391
    Analogic Corp.                                                 1,300     100,945
*   AngioDynamics, Inc.                                            1,572      25,301
#*  ANI Pharmaceuticals, Inc.                                        786      47,514
*   Anika Therapeutics, Inc.                                       1,888      95,420
    Anthem, Inc.                                                  32,927   5,075,368
*   Aptevo Therapeutics, Inc.                                      2,299       4,575
#*  AquaBounty Technologies, Inc.                                     26         359
#*  Aralez Pharmaceuticals, Inc.                                   3,692      15,543
#*  ArQule, Inc.                                                   2,900       4,698
#*  athenahealth, Inc.                                             4,898     617,099
#   Atrion Corp.                                                     200      97,720
*   Aviragen Therapeutics, Inc.                                      488         634
    Baxter International, Inc.                                    64,819   3,105,478
#   Becton Dickinson and Co.                                      26,637   4,722,474
#*  Bio-Rad Laboratories, Inc. Class A                             2,623     498,580
    Bio-Techne Corp.                                               4,871     495,624
*   Biogen, Inc.                                                  27,534   7,633,526
#*  BioMarin Pharmaceutical, Inc.                                 21,146   1,853,024
*   BioScrip, Inc.                                                 6,872       9,415
*   BioSpecifics Technologies Corp.                                  324      16,618
*   BioTelemetry, Inc.                                             3,663      84,432
#*  Bluebird Bio, Inc.                                             4,000     298,000
*   Boston Scientific Corp.                                      170,548   4,103,385
    Bristol-Myers Squibb Co.                                     207,633  10,207,238
#*  Brookdale Senior Living, Inc.                                 20,613     308,577
    Bruker Corp.                                                  14,667     348,048
*   Cambrex Corp.                                                  3,827     200,726
    Cantel Medical Corp.                                           4,830     373,890
#*  Capital Senior Living Corp.                                    3,849      64,163
    Cardinal Health, Inc.                                         40,513   3,036,854
*   Catalent, Inc.                                                14,305     382,802
*   Celgene Corp.                                                 98,237  11,410,228
*   Centene Corp.                                                 20,944   1,325,127
#*  Cerner Corp.                                                  36,489   1,959,824
*   Charles River Laboratories International, Inc.                 6,100     492,880
#   Chemed Corp.                                                   2,300     382,007
    Cigna Corp.                                                   29,209   4,270,940
#*  Community Health Systems, Inc.                                13,689      87,610
#   Computer Programs & Systems, Inc.                              1,145      25,877

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Health Care -- (Continued)
*   Concert Pharmaceuticals, Inc.                                  2,800 $    24,780
    CONMED Corp.                                                   3,600     160,524
#   Cooper Cos., Inc. (The)                                        5,856   1,081,076
*   Corcept Therapeutics, Inc.                                     9,081      64,566
*   CorVel Corp.                                                   1,800      69,030
    CR Bard, Inc.                                                  8,774   2,082,333
*   Cross Country Healthcare, Inc.                                 5,300      76,691
    CryoLife, Inc.                                                 3,061      58,159
#*  Cumberland Pharmaceuticals, Inc.                               2,792      17,199
*   Cutera, Inc.                                                   1,850      34,225
#*  Cynosure, Inc. Class A                                         3,165     169,011
    Danaher Corp.                                                 78,103   6,554,404
*   DaVita, Inc.                                                  20,640   1,315,800
    DENTSPLY SIRONA, Inc.                                         28,253   1,601,945
#*  Depomed, Inc.                                                  8,100     146,529
#*  DexCom, Inc.                                                  10,286     814,137
#*  Diplomat Pharmacy, Inc.                                        2,655      36,480
*   Edwards Lifesciences Corp.                                    26,529   2,553,151
    Eli Lilly & Co.                                              123,645   9,524,374
*   Emergent BioSolutions, Inc.                                    4,598     139,181
#*  Endo International P.L.C.                                     24,480     299,635
    Ensign Group, Inc. (The)                                       6,268     127,491
#*  Envision Healthcare Corp.                                     13,925     946,900
*   Enzo Biochem, Inc.                                             3,718      24,836
*   Exactech, Inc.                                                 1,400      34,510
#*  Exelixis, Inc.                                                35,087     635,776
*   Express Scripts Holding Co.                                   78,195   5,386,072
*   Five Prime Therapeutics, Inc.                                  3,725     170,642
*   Five Star Quality Care, Inc.                                     915       2,608
*   Genesis Healthcare, Inc.                                       2,400       9,864
    Gilead Sciences, Inc.                                        163,687  11,859,123
*   Globus Medical, Inc. Class A                                   8,757     230,835
*   Haemonetics Corp.                                              5,600     223,216
*   Halyard Health, Inc.                                           5,003     192,465
*   Hanger, Inc.                                                   3,139      37,731
#*  Harvard Bioscience, Inc.                                       4,139      12,417
*   HCA Holdings, Inc.                                            38,901   3,122,972
#*  HealthEquity, Inc.                                             5,650     261,313
    HealthSouth Corp.                                             11,419     443,286
*   HealthStream, Inc.                                             2,809      64,495
#*  Henry Schein, Inc.                                             9,946   1,589,968
    Hill-Rom Holdings, Inc.                                        8,528     502,043
*   HMS Holdings Corp.                                            10,350     187,956
*   Hologic, Inc.                                                 31,651   1,282,815
*   Horizon Pharma P.L.C.                                         15,973     261,478
    Humana, Inc.                                                  17,105   3,395,343
*   ICU Medical, Inc.                                              1,850     253,635
#*  IDEXX Laboratories, Inc.                                      11,600   1,419,028
#*  Illumina, Inc.                                                17,272   2,765,247
*   Impax Laboratories, Inc.                                       7,940     104,411
*   INC Research Holdings, Inc. Class A                            6,584     348,952
*   Incyte Corp.                                                  21,006   2,546,137
*   Inogen, Inc.                                                   2,436     156,805

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CONTINUED


                                                                        SHARES    VALUE+
                                                                        ------- -----------
Health Care -- (Continued)
#*         Insys Therapeutics, Inc.                                       2,202 $    22,548
*          Integer Holdings Corp.                                         2,750      89,100
#*         Integra LifeSciences Holdings Corp.                            8,200     342,186
#*         Intuitive Surgical, Inc.                                       4,716   3,266,726
#*         Ionis Pharmaceuticals, Inc.                                   14,342     638,219
*          Jazz Pharmaceuticals P.L.C.                                    7,746     944,392
           Johnson & Johnson                                            342,345  38,770,571
           Kindred Healthcare, Inc.                                       6,692      44,502
*          Laboratory Corp. of America Holdings                          12,184   1,635,215
           Landauer, Inc.                                                 1,153      59,207
#*         Lannett Co., Inc.                                              2,787      56,158
           LeMaitre Vascular, Inc.                                        2,283      51,847
*          LHC Group, Inc.                                                1,463      73,340
*          LifePoint Health, Inc.                                         5,824     345,654
#*         Ligand Pharmaceuticals, Inc.                                   1,893     200,677
*          LivaNova P.L.C.                                                2,900     139,505
*          Luminex Corp.                                                  3,762      76,068
*          Magellan Health, Inc.                                          2,600     194,870
*          Mallinckrodt P.L.C.                                           13,895     677,103
*          Masimo Corp.                                                   5,982     440,156
           McKesson Corp.                                                27,723   3,857,655
(degrees)* MedCath Corp.                                                  1,565          --
#*         Medicines Co. (The)                                            7,340     264,607
*          MediciNova, Inc.                                                 500       2,780
*          Medidata Solutions, Inc.                                         600      29,724
#*         MEDNAX, Inc.                                                  11,228     767,434
           Medtronic P.L.C.                                             174,527  13,267,543
           Merck & Co., Inc.                                            347,943  21,568,987
#          Meridian Bioscience, Inc.                                      4,363      57,155
*          Merit Medical Systems, Inc.                                    4,472     113,589
*          Mettler-Toledo International, Inc.                             3,400   1,450,542
#*         Molina Healthcare, Inc.                                        6,393     362,611
*          Momenta Pharmaceuticals, Inc.                                  4,800      90,720
*          Mylan NV                                                      50,501   1,921,563
#*         Myriad Genetics, Inc.                                          9,000     145,620
           National HealthCare Corp.                                      1,000      74,850
           National Research Corp. Class A                                  600      10,470
           National Research Corp. Class B                                  100       4,058
*          Natus Medical, Inc.                                            4,206     164,244
*          Neogen Corp.                                                   3,711     245,074
#*         Neurocrine Biosciences, Inc.                                  10,157     435,837
*          NewLink Genetics Corp.                                         2,512      30,571
#*         NuVasive, Inc.                                                 6,017     425,823
*          Nuvectra Corp.                                                   916       7,126
*          Omnicell, Inc.                                                 4,051     145,431
#*         OPKO Health, Inc.                                             37,042     321,895
*          OraSure Technologies, Inc.                                     4,876      43,006
*          Orthofix International NV                                      2,122      76,265
           Owens & Minor, Inc.                                            6,767     242,800
#*         PAREXEL International Corp.                                    6,325     448,379
#          Patterson Cos., Inc.                                          10,936     455,047
#          PDL BioPharma, Inc.                                           14,616      32,155
           PerkinElmer, Inc.                                             13,500     718,065

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Health Care -- (Continued)
#   Perrigo Co. P.L.C.                                            14,542 $ 1,107,373
    Pfizer, Inc.                                                 758,897  24,079,802
*   PharMerica Corp.                                               2,600      64,480
    Phibro Animal Health Corp. Class A                             1,175      31,373
*   PRA Health Sciences, Inc.                                      4,435     259,847
#*  Premier, Inc. Class A                                          4,900     156,114
*   Prestige Brands Holdings, Inc.                                 6,011     317,140
#*  Progenics Pharmaceuticals, Inc.                                3,300      29,436
*   ProPhase Labs, Inc.                                              350         665
*   Providence Service Corp. (The)                                 1,602      61,917
    Quality Systems, Inc.                                          4,000      60,040
    Quest Diagnostics, Inc.                                       16,526   1,519,070
#*  Quidel Corp.                                                   2,861      54,302
#*  Quintiles IMS Holdings, Inc.                                  18,331   1,438,800
*   Quorum Health Corp.                                            3,422      30,079
*   RadNet, Inc.                                                   1,992      11,554
*   Regeneron Pharmaceuticals, Inc.                                9,735   3,497,688
*   Repligen Corp.                                                 3,600     108,144
#   ResMed, Inc.                                                  17,341   1,171,211
#*  Retrophin, Inc.                                                4,172      81,855
*   Rigel Pharmaceuticals, Inc.                                    5,853      12,174
*   RTI Surgical, Inc.                                             5,843      18,990
*   SciClone Pharmaceuticals, Inc.                                 2,710      27,507
*   SeaSpine Holdings Corp.                                          866       6,304
#*  Seattle Genetics, Inc.                                        13,184     794,204
*   Select Medical Holdings Corp.                                  8,334     103,758
*   Spectrum Pharmaceuticals, Inc.                                 6,160      28,706
    STERIS P.L.C.                                                 10,766     762,556
    Stryker Corp.                                                 41,685   5,149,348
*   Sucampo Pharmaceuticals, Inc. Class A                          3,016      33,628
*   Supernus Pharmaceuticals, Inc.                                 3,645      98,597
*   Surgical Care Affiliates, Inc.                                 3,214     181,591
*   Surmodics, Inc.                                                1,400      33,880
#*  Taro Pharmaceutical Industries, Ltd.                           2,023     211,383
#*  Team Health Holdings, Inc.                                     7,980     346,811
    Teleflex, Inc.                                                 5,273     884,440
#*  Tenet Healthcare Corp.                                        11,700     205,803
#*  TESARO, Inc.                                                   4,472     728,220
    Thermo Fisher Scientific, Inc.                                49,420   7,531,114
*   Tivity Health, Inc.                                            4,800     123,120
#*  Triple-S Management Corp. Class B                              2,513      48,023
#*  Ultragenyx Pharmaceutical, Inc.                                2,476     185,725
#*  United Therapeutics Corp.                                      5,524     903,892
    UnitedHealth Group, Inc.                                     118,981  19,286,820
*   Universal American Corp.                                       3,113      30,943
    Universal Health Services, Inc. Class B                       11,283   1,270,804
    US Physical Therapy, Inc.                                        902      63,275
    Utah Medical Products, Inc.                                      276      17,167
*   Varex Imaging Corp.                                            4,623     132,906
*   Varian Medical Systems, Inc.                                  11,557     897,401
*   Vascular Solutions, Inc.                                       1,700      95,115
*   VCA, Inc.                                                      9,932     899,839
#*  Veeva Systems, Inc. Class A                                   12,010     508,383

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
                                                                 SHARES    VALUE+
                                                                 ------ ------------
Health Care -- (Continued)
*   Vertex Pharmaceuticals, Inc.                                 29,233 $  2,510,238
#*  VWR Corp.                                                    11,250      291,488
*   Waters Corp.                                                  9,800    1,388,170
*   WellCare Health Plans, Inc.                                   5,500      800,470
    West Pharmaceutical Services, Inc.                            8,889      752,276
#*  Wright Medical Group NV                                      10,447      263,055
*   Xencor, Inc.                                                  2,476       59,003
    Zimmer Biomet Holdings, Inc.                                 24,251    2,869,621
    Zoetis, Inc.                                                 58,311    3,203,606
                                                                        ------------
Total Health Care                                                        376,902,922
                                                                        ------------
Industrials -- (10.6%)
    3M Co.                                                       75,839   13,258,174
    AAON, Inc.                                                    5,518      187,336
    AAR Corp.                                                     3,583      114,620
    ABM Industries, Inc.                                          5,715      230,829
*   Acacia Research Corp.                                         4,362       25,518
*   ACCO Brands Corp.                                            14,620      186,405
    Acme United Corp.                                               400        9,744
    Actuant Corp. Class A                                         7,200      188,280
    Acuity Brands, Inc.                                           5,582    1,156,758
#   Advanced Drainage Systems, Inc.                               4,700      113,270
*   Advisory Board Co. (The)                                      4,814      219,037
*   AECOM                                                        18,022      665,552
*   Aegion Corp.                                                  6,240      145,142
*   Aerojet Rocketdyne Holdings, Inc.                             7,762      140,570
#*  Aerovironment, Inc.                                           2,727       71,420
    AGCO Corp.                                                    8,213      515,776
    Air Lease Corp.                                              11,893      432,667
*   Air Transport Services Group, Inc.                            5,209       84,021
    Alamo Group, Inc.                                               789       59,672
    Alaska Air Group, Inc.                                       15,664    1,469,596
    Albany International Corp. Class A                            4,033      191,366
    Allegiant Travel Co.                                          1,647      283,284
    Allegion P.L.C.                                              12,131      796,643
    Allison Transmission Holdings, Inc.                          19,770      691,555
    Altra Industrial Motion Corp.                                 4,206      156,884
    AMERCO                                                        1,054      397,010
*   Ameresco, Inc. Class A                                        1,700        8,840
#   American Airlines Group, Inc.                                69,200    3,062,100
#   American Railcar Industries, Inc.                             1,606       71,531
*   American Woodmark Corp.                                       1,645      117,124
    AMETEK, Inc.                                                 28,023    1,431,975
    AO Smith Corp.                                               19,664      958,620
#   Apogee Enterprises, Inc.                                      3,751      214,107
    Applied Industrial Technologies, Inc.                         4,882      295,117
*   ARC Document Solutions, Inc.                                  3,000       14,130
    ArcBest Corp.                                                 3,000       94,800
    Arconic, Inc.                                                52,200    1,189,638
    Argan, Inc.                                                   2,247      165,716
*   Armstrong Flooring, Inc.                                      2,667       56,087
#*  Armstrong World Industries, Inc.                              5,335      213,133
    Astec Industries, Inc.                                        2,360      165,153

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
*   Astronics Corp.                                                2,458 $    80,647
#*  Astronics Corp. Class B                                        1,462      48,063
*   Atlas Air Worldwide Holdings, Inc.                             2,609     137,625
*   Avis Budget Group, Inc.                                       11,377     423,452
    AZZ, Inc.                                                      3,800     226,290
    B/E Aerospace, Inc.                                           12,803     787,000
*   Babcock & Wilcox Enterprises, Inc.                             5,834      97,078
    Barnes Group, Inc.                                             5,672     272,993
    Barrett Business Services, Inc.                                  825      49,591
*   Beacon Roofing Supply, Inc.                                    6,843     299,518
*   BMC Stock Holdings, Inc.                                       4,948      92,528
    Boeing Co. (The)                                              75,185  12,286,733
    Brady Corp. Class A                                            6,680     242,818
#   Briggs & Stratton Corp.                                        4,639     100,481
    Brink's Co. (The)                                              6,859     305,225
#*  Builders FirstSource, Inc.                                    11,596     124,773
    BWX Technologies, Inc.                                        12,816     531,736
*   CAI International, Inc.                                        1,400      22,596
    Carlisle Cos., Inc.                                            7,798     850,840
*   Casella Waste Systems, Inc. Class A                            4,538      52,459
#   Caterpillar, Inc.                                             73,004   6,983,563
*   CBIZ, Inc.                                                     5,600      73,360
*   CDI Corp.                                                      1,100       9,460
    CEB, Inc.                                                      4,388     335,463
    CECO Environmental Corp.                                       1,246      16,348
#   Celadon Group, Inc.                                            3,823      29,055
#   CH Robinson Worldwide, Inc.                                   17,200   1,308,232
*   Chart Industries, Inc.                                         3,701     143,562
    Chicago Bridge & Iron Co. NV                                  12,665     420,605
#   Cintas Corp.                                                  10,900   1,265,599
    CIRCOR International, Inc.                                     1,580      98,402
*   Civeo Corp.                                                   11,400      40,356
    CLARCOR, Inc.                                                  6,100     505,141
*   Clean Harbors, Inc.                                            7,136     396,048
*   Colfax Corp.                                                  10,987     428,493
    Columbus McKinnon Corp.                                        2,000      54,980
    Comfort Systems USA, Inc.                                      4,929     166,847
#*  Command Security Corp.                                         1,531       4,271
*   Commercial Vehicle Group, Inc.                                 2,700      16,092
*   Continental Building Products, Inc.                            5,343     124,225
    Copa Holdings SA Class A                                       3,720     362,663
*   Copart, Inc.                                                  14,003     794,530
#   Covanta Holding Corp.                                         14,735     237,234
*   Covenant Transportation Group, Inc. Class A                      779      16,772
*   CPI Aerostructures, Inc.                                         541       4,761
    CRA International, Inc.                                        1,100      36,553
    Crane Co.                                                      5,850     421,434
*   CSW Industrials, Inc.                                            344      12,573
    CSX Corp.                                                    119,553   5,546,064
    Cubic Corp.                                                    2,266     107,748
    Cummins, Inc.                                                 20,032   2,944,904
    Curtiss-Wright Corp.                                           5,700     558,942
#   Deere & Co.                                                   35,100   3,757,455

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CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Industrials -- (Continued)
    Delta Air Lines, Inc.                                           94,639 $ 4,470,746
#   Deluxe Corp.                                                     5,900     429,815
*   DigitalGlobe, Inc.                                               7,382     207,065
#   Donaldson Co., Inc.                                             16,100     680,225
    Douglas Dynamics, Inc.                                           3,141     106,166
    Dover Corp.                                                     19,380   1,506,795
*   Ducommun, Inc.                                                   1,100      32,593
    Dun & Bradstreet Corp. (The)                                     4,600     564,052
*   DXP Enterprises, Inc.                                            1,275      48,221
#*  Dycom Industries, Inc.                                           3,988     321,672
    Eastern Co. (The)                                                  600      11,880
    Eaton Corp. P.L.C.                                              57,036   4,037,008
*   Echo Global Logistics, Inc.                                      2,925      69,469
    EMCOR Group, Inc.                                                8,359     582,539
    Emerson Electric Co.                                            80,916   4,746,533
    Encore Wire Corp.                                                3,200     135,200
*   Energy Recovery, Inc.                                            2,000      20,480
    EnerSys                                                          5,200     405,340
*   Engility Holdings, Inc.                                          1,259      36,926
    Ennis, Inc.                                                      2,716      45,900
    EnPro Industries, Inc.                                           3,100     210,521
    Equifax, Inc.                                                   14,483   1,698,566
    ESCO Technologies, Inc.                                          2,716     158,071
    Essendant, Inc.                                                  4,517      94,360
*   Esterline Technologies Corp.                                     3,200     274,080
#   Expeditors International of Washington, Inc.                    22,436   1,168,467
    Exponent, Inc.                                                   3,054     177,285
#   Fastenal Co.                                                    33,807   1,679,532
    Federal Signal Corp.                                             6,721     104,444
    FedEx Corp.                                                     31,841   6,021,452
#   Flowserve Corp.                                                 15,600     766,896
    Fluor Corp.                                                     16,621     922,465
    Fortive Corp.                                                   39,449   2,181,924
    Fortune Brands Home & Security, Inc.                            19,072   1,051,439
    Forward Air Corp.                                                4,083     196,760
*   Franklin Covey Co.                                               1,500      26,250
    Franklin Electric Co., Inc.                                      5,400     217,890
    FreightCar America, Inc.                                         1,200      17,340
*   FTI Consulting, Inc.                                             5,774     243,316
*   Fuel Tech, Inc.                                                  1,700       2,176
    G&K Services, Inc. Class A                                       2,500     240,150
    GATX Corp.                                                       4,700     271,754
*   Gencor Industries, Inc.                                            600       9,390
#*  Generac Holdings, Inc.                                           7,928     319,181
#   General Cable Corp.                                              5,629     114,269
    General Dynamics Corp.                                          32,035   5,800,898
    General Electric Co.                                         1,136,991  33,768,633
#*  Genesee & Wyoming, Inc. Class A                                  6,826     514,407
*   Gibraltar Industries, Inc.                                       4,240     186,136
    Global Brass & Copper Holdings, Inc.                             2,967      98,356
#*  Global Power Equipment Group, Inc.                               1,290       6,566
*   Goldfield Corp. (The)                                            1,983      11,997
    Gorman-Rupp Co. (The)                                            2,441      79,235

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
*   GP Strategies Corp.                                            1,842 $    47,339
#   Graco, Inc.                                                    6,625     593,534
    Graham Corp.                                                   1,500      33,330
    Granite Construction, Inc.                                     4,185     234,904
*   Great Lakes Dredge & Dock Corp.                                6,665      34,658
    Greenbrier Cos., Inc. (The)                                    2,169      94,894
    Griffon Corp.                                                  5,003     127,326
    H&E Equipment Services, Inc.                                   3,255      84,174
    Hardinge, Inc.                                                   700       7,420
    Harsco Corp.                                                  11,788     157,370
#*  Hawaiian Holdings, Inc.                                        5,838     297,446
*   HC2 Holdings, Inc.                                               900       5,985
*   HD Supply Holdings, Inc.                                      25,171   1,064,733
#   Healthcare Services Group, Inc.                                7,963     316,529
#   Heartland Express, Inc.                                        5,162     106,337
    HEICO Corp.                                                    2,900     223,155
    HEICO Corp. Class A                                            5,651     374,661
    Heidrick & Struggles International, Inc.                       1,861      41,593
*   Herc Holdings, Inc.                                            3,876     192,521
    Herman Miller, Inc.                                            7,886     246,043
#*  Hertz Global Holdings, Inc.                                    7,295     152,976
    Hexcel Corp.                                                  10,870     558,174
*   Hill International, Inc.                                       4,200      22,680
    Hillenbrand, Inc.                                              8,097     295,945
    HNI Corp.                                                      5,673     285,976
    Honeywell International, Inc.                                 90,201  10,672,582
    Houston Wire & Cable Co.                                       2,370      17,420
*   Hub Group, Inc. Class A                                        4,335     192,257
    Hubbell, Inc.                                                  6,730     821,598
    Hudson Global, Inc.                                            3,600       4,644
    Huntington Ingalls Industries, Inc.                            5,791   1,123,222
    Hurco Cos., Inc.                                                 883      27,020
*   Huron Consulting Group, Inc.                                   2,384     107,995
    Hyster-Yale Materials Handling, Inc.                           1,066      65,580
*   ICF International, Inc.                                        1,750      91,000
    IDEX Corp.                                                     9,441     851,201
*   IES Holdings, Inc.                                               858      16,731
    Illinois Tool Works, Inc.                                     40,302   5,126,414
    Ingersoll-Rand P.L.C.                                         31,895   2,530,868
*   InnerWorkings, Inc.                                            5,543      53,268
*   Innovative Solutions & Support, Inc.                           1,906       7,481
    Insperity, Inc.                                                2,127     152,081
    Insteel Industries, Inc.                                       2,000      74,080
    Interface, Inc.                                                7,269     132,296
*   Intersections, Inc.                                            1,231       4,850
    ITT, Inc.                                                     10,889     445,033
*   Jacobs Engineering Group, Inc.                                15,146     886,798
    JB Hunt Transport Services, Inc.                              10,657   1,055,896
*   JetBlue Airways Corp.                                         40,500     794,205
    John Bean Technologies Corp.                                   3,598     310,687
    Johnson Controls International P.L.C.                        111,405   4,899,592
    Joy Global, Inc.                                              10,525     295,963
    Kadant, Inc.                                                     900      55,440

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Industrials -- (Continued)
    Kaman Corp.                                                   3,749 $  189,437
    Kansas City Southern                                         12,659  1,087,535
    KAR Auction Services, Inc.                                   17,484    796,396
    KBR, Inc.                                                    15,190    258,382
    Kelly Services, Inc. Class A                                  3,211     71,894
    Kennametal, Inc.                                              8,731    312,046
*   Key Technology, Inc.                                            744     10,044
    Kforce, Inc.                                                  3,290     75,670
    Kimball International, Inc. Class B                           5,500     92,015
#*  Kirby Corp.                                                   6,685    430,848
*   KLX, Inc.                                                     6,951    340,529
#   Knight Transportation, Inc.                                   7,655    255,677
    Knoll, Inc.                                                   5,103    133,239
    Korn/Ferry International                                      6,571    190,888
*   Kratos Defense & Security Solutions, Inc.                     3,728     30,719
    L3 Technologies, Inc.                                         9,787  1,553,099
    Landstar System, Inc.                                         5,210    440,766
*   Lawson Products, Inc.                                           649     16,777
*   Layne Christensen Co.                                         1,700     17,731
    LB Foster Co. Class A                                           581      8,715
    Lennox International, Inc.                                    5,200    815,412
    Lincoln Electric Holdings, Inc.                               8,460    705,310
    Lindsay Corp.                                                 1,349    101,634
    Lockheed Martin Corp.                                        33,318  8,373,813
    LSC Communications, Inc.                                      3,156     82,750
    LSI Industries, Inc.                                          2,400     22,848
*   Lydall, Inc.                                                  2,505    152,805
    Macquarie Infrastructure Corp.                                9,022    676,560
*   Manitowoc Co., Inc. (The)                                    13,600     92,888
*   Manitowoc Foodservice, Inc.                                  16,064    308,108
    ManpowerGroup, Inc.                                           8,643    825,061
    Marten Transport, Ltd.                                        3,358     76,730
    Masco Corp.                                                  41,826  1,378,167
*   MasTec, Inc.                                                  7,800    290,550
    Matson, Inc.                                                  5,500    196,130
    Matthews International Corp. Class A                          3,280    221,236
    McGrath RentCorp                                              2,486     95,164
*   Mercury Systems, Inc.                                         4,602    155,179
*   Meritor, Inc.                                                 9,997    144,257
*   MFRI, Inc.                                                    1,091      9,546
#*  Middleby Corp. (The)                                          7,043    945,030
    Miller Industries, Inc.                                       1,421     37,657
*   Mistras Group, Inc.                                           1,002     23,126
    Mobile Mini, Inc.                                             3,845    125,155
*   Moog, Inc. Class A                                            3,953    260,384
*   MRC Global, Inc.                                              9,795    201,287
    MSA Safety, Inc.                                              4,181    298,314
    MSC Industrial Direct Co., Inc. Class A                       5,817    594,207
    Mueller Industries, Inc.                                      5,800    233,508
    Mueller Water Products, Inc. Class A                         20,435    275,055
#   Multi-Color Corp.                                             1,486    114,719
*   MYR Group, Inc.                                               2,509     96,521
    National Presto Industries, Inc.                                737     78,417

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Industrials -- (Continued)
*   Navigant Consulting, Inc.                                     4,323 $  106,778
*   NCI Building Systems, Inc.                                    3,774     60,384
    Nielsen Holdings P.L.C.                                      45,211  1,849,582
*   NL Industries, Inc.                                           3,428     20,568
    NN, Inc.                                                      1,461     28,270
#   Nordson Corp.                                                 6,470    734,539
    Norfolk Southern Corp.                                       36,940  4,338,972
    Northrop Grumman Corp.                                       21,419  4,906,665
#*  NOW, Inc.                                                    11,296    240,153
*   Old Dominion Freight Line, Inc.                               7,700    679,756
    Omega Flex, Inc.                                                302     14,324
*   On Assignment, Inc.                                           4,685    212,137
    Orbital ATK, Inc.                                             7,415    644,734
#*  Orion Energy Systems, Inc.                                      230        476
*   Orion Group Holdings, Inc.                                    2,500     26,250
    Oshkosh Corp.                                                 9,200    640,596
    Owens Corning                                                13,944    770,406
    PACCAR, Inc.                                                 42,585  2,866,396
*   PAM Transportation Services, Inc.                               235      5,478
    Park-Ohio Holdings Corp.                                      1,300     58,305
    Parker-Hannifin Corp.                                        16,190  2,382,035
*   Patrick Industries, Inc.                                      1,700    138,975
*   Pendrell Corp.                                                1,212      7,975
#   Pentair P.L.C.                                               22,197  1,301,410
*   PGT Innovations, Inc.                                         3,609     41,504
#   Pitney Bowes, Inc.                                           24,413    388,655
*   Ply Gem Holdings, Inc.                                        1,394     22,513
    Powell Industries, Inc.                                         700     26,936
    Primoris Services Corp.                                       3,064     76,048
#*  Proto Labs, Inc.                                              1,323     69,458
    Quad/Graphics, Inc.                                           2,303     60,316
    Quanex Building Products Corp.                                3,800     75,050
*   Quanta Services, Inc.                                        17,167    616,124
    Raven Industries, Inc.                                        5,746    143,937
    Raytheon Co.                                                 36,915  5,321,666
*   RBC Bearings, Inc.                                            2,929    271,313
    RCM Technologies, Inc.                                          395      2,374
    Regal Beloit Corp.                                            4,771    346,375
    Republic Services, Inc.                                      31,237  1,792,379
    Resources Connection, Inc.                                    4,266     71,242
*   Rexnord Corp.                                                12,306    271,840
*   Roadrunner Transportation Systems, Inc.                       1,537     12,173
    Robert Half International, Inc.                              15,593    733,807
    Rockwell Automation, Inc.                                    16,220  2,400,398
    Rockwell Collins, Inc.                                       16,132  1,464,140
#   Rollins, Inc.                                                12,600    444,276
    Roper Technologies, Inc.                                     12,444  2,387,381
*   RPX Corp.                                                     2,672     29,018
#   RR Donnelley & Sons Co.                                       8,417    144,352
*   Rush Enterprises, Inc. Class A                                2,675     87,606
    Ryder System, Inc.                                            6,088    472,429
*   Saia, Inc.                                                    2,325    111,716
#*  Sensata Technologies Holding NV                              21,230    890,598

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
*   SIFCO Industries, Inc.                                           100 $       845
    Simpson Manufacturing Co., Inc.                                3,827     166,551
    SkyWest, Inc.                                                  4,969     175,903
    Snap-on, Inc.                                                  6,986   1,268,169
    Southwest Airlines Co.                                        81,139   4,244,381
*   SP Plus Corp.                                                  2,343      64,901
*   Sparton Corp.                                                    400       8,672
    Spirit Aerosystems Holdings, Inc. Class A                     17,100   1,026,855
*   Spirit Airlines, Inc.                                          8,251     445,884
*   SPX Corp.                                                      3,900      97,305
*   SPX FLOW, Inc.                                                 3,900     136,071
    Standex International Corp.                                    1,820     158,704
    Stanley Black & Decker, Inc.                                  18,997   2,355,628
    Steelcase, Inc. Class A                                       13,910     233,688
#*  Stericycle, Inc.                                              10,204     787,137
*   Sterling Construction Co., Inc.                                1,440      13,190
    Sun Hydraulics Corp.                                           2,235      87,567
#*  Swift Transportation Co.                                       9,100     207,753
#*  TASER International, Inc.                                      5,800     144,884
#*  Team, Inc.                                                     2,701      90,754
*   Teledyne Technologies, Inc.                                    3,700     454,619
    Tennant Co.                                                    1,603     111,008
    Terex Corp.                                                   13,631     433,466
    Tetra Tech, Inc.                                               6,326     276,446
    Textainer Group Holdings, Ltd.                                 2,100      30,240
    Textron, Inc.                                                 32,323   1,531,141
*   Thermon Group Holdings, Inc.                                   2,619      54,370
    Timken Co. (The)                                               8,560     380,064
    Titan International, Inc.                                      4,800      63,792
*   Titan Machinery, Inc.                                          1,496      20,660
    Toro Co. (The)                                                13,600     801,448
#   TransDigm Group, Inc.                                          6,517   1,410,279
*   TransUnion                                                    10,296     324,633
*   TRC Cos., Inc.                                                 3,000      27,900
*   Trex Co., Inc.                                                 3,359     227,505
*   TriMas Corp.                                                   3,678      78,341
*   TriNet Group, Inc.                                             4,241     107,849
    Trinity Industries, Inc.                                      19,000     523,260
    Triton International, Ltd.                                     3,192      77,693
#   Triumph Group, Inc.                                            5,222     139,689
*   TrueBlue, Inc.                                                 4,300     106,425
*   Tutor Perini Corp.                                             3,160      94,168
*   Twin Disc, Inc.                                                  668      11,116
*   Ultralife Corp.                                                2,100      11,550
    UniFirst Corp.                                                 1,640     209,756
    Union Pacific Corp.                                          104,847  11,174,593
*   United Continental Holdings, Inc.                             42,737   3,011,676
    United Parcel Service, Inc. Class B                           86,922   9,485,798
*   United Rentals, Inc.                                          10,912   1,380,477
    United Technologies Corp.                                     99,010  10,858,427
*   Univar, Inc.                                                   8,949     266,859
    Universal Forest Products, Inc.                                1,900     193,249
    Universal Logistics Holdings, Inc.                               888      12,832

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------ ------------
Industrials -- (Continued)
    US Ecology, Inc.                                              1,848 $     94,710
*   USA Truck, Inc.                                               1,235       10,436
#*  USG Corp.                                                    10,369      317,188
    Valmont Industries, Inc.                                      2,900      417,600
*   Vectrus, Inc.                                                 1,092       24,614
*   Verisk Analytics, Inc.                                       19,810    1,637,098
*   Veritiv Corp.                                                   831       46,578
*   Versar, Inc.                                                  1,500        1,890
    Viad Corp.                                                    1,850       81,123
*   Vicor Corp.                                                   1,200       18,360
*   Virco Manufacturing Corp.                                     1,718        7,559
    VSE Corp.                                                     1,600       59,648
#   Wabash National Corp.                                         6,947      122,615
*   WABCO Holdings, Inc.                                          7,200      785,016
#   Wabtec Corp.                                                 11,456      992,548
    Waste Management, Inc.                                       54,724    3,803,318
    Watsco, Inc.                                                  3,200      488,768
    Watts Water Technologies, Inc. Class A                        2,870      189,420
#   Werner Enterprises, Inc.                                      5,351      150,363
*   Wesco Aircraft Holdings, Inc.                                 7,013      106,247
*   WESCO International, Inc.                                     5,771      408,010
    West Corp.                                                    4,202      101,983
*   Willis Lease Finance Corp.                                      400       10,192
    Woodward, Inc.                                                6,716      467,702
#   WW Grainger, Inc.                                             6,800    1,717,476
*   XPO Logistics, Inc.                                          12,535      560,816
    Xylem, Inc.                                                  22,233    1,096,309
#*  YRC Worldwide, Inc.                                           3,260       48,672
                                                                        ------------
Total Industrials                                                        322,115,270
                                                                        ------------
Information Technology -- (20.2%)
#*  3D Systems Corp.                                             10,300      169,847
    Accenture P.L.C. Class A                                     79,085    9,005,409
#*  ACI Worldwide, Inc.                                          14,954      290,108
    Activision Blizzard, Inc.                                    72,345    2,908,992
*   Actua Corp.                                                   3,900       55,770
#*  Acxiom Corp.                                                  8,528      222,581
*   ADDvantage Technologies Group, Inc.                             400          712
*   Adobe Systems, Inc.                                          61,056    6,922,529
    ADTRAN, Inc.                                                  5,562      121,808
*   Advanced Energy Industries, Inc.                              4,859      285,904
#*  Advanced Micro Devices, Inc.                                 95,391      989,205
*   Agilysys, Inc.                                                2,000       19,460
*   Akamai Technologies, Inc.                                    21,069    1,445,123
#   Alliance Data Systems Corp.                                   7,487    1,709,881
*   Alpha & Omega Semiconductor, Ltd.                             1,918       39,031
*   Alphabet, Inc. Class A                                       37,578   30,821,100
*   Alphabet, Inc. Class C                                       39,309   31,321,018
#*  Ambarella, Inc.                                                 309       15,329
    Amdocs, Ltd.                                                 17,972    1,055,136
    American Software, Inc. Class A                               2,676       28,071
*   Amkor Technology, Inc.                                       11,015      103,651
    Amphenol Corp. Class A                                       37,828    2,553,012

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
    Analog Devices, Inc.                                          38,785 $ 2,906,548
*   Anixter International, Inc.                                    3,546     303,183
*   ANSYS, Inc.                                                   11,392   1,062,418
    Apple, Inc.                                                  676,463  82,088,785
    Applied Materials, Inc.                                      140,692   4,818,701
*   Applied Optoelectronics, Inc.                                  1,642      50,508
*   Arista Networks, Inc.                                          5,686     534,484
*   ARRIS International P.L.C.                                    23,050     658,769
*   Arrow Electronics, Inc.                                       11,300     830,776
*   Aspen Technology, Inc.                                        11,112     590,158
*   Autodesk, Inc.                                                25,509   2,074,902
    Automatic Data Processing, Inc.                               57,022   5,758,652
*   Aviat Networks, Inc.                                             506       6,462
*   Avid Technology, Inc.                                          3,971      21,245
    Avnet, Inc.                                                   16,772     778,892
    AVX Corp.                                                      6,815     110,403
*   Aware, Inc.                                                    2,752      17,062
*   Axcelis Technologies, Inc.                                     2,125      32,300
    Badger Meter, Inc.                                             4,800     185,040
*   Bankrate, Inc.                                                 3,008      32,787
*   Barracuda Networks, Inc.                                       2,826      66,383
*   Bazaarvoice, Inc.                                             12,394      58,252
    Bel Fuse, Inc. Class B                                         1,175      37,365
#   Belden, Inc.                                                   5,549     424,332
*   Benchmark Electronics, Inc.                                    4,988     152,633
    Black Box Corp.                                                2,047      27,327
#*  Black Knight Financial Services, Inc. Class A                  3,169     115,510
#   Blackbaud, Inc.                                                6,100     400,221
*   Blackhawk Network Holdings, Inc.                               6,606     235,834
*   Blucora, Inc.                                                  5,747      86,780
    Booz Allen Hamilton Holding Corp.                             18,673     631,521
*   Bottomline Technologies de, Inc.                               3,763      96,784
    Broadcom, Ltd.                                                49,936   9,962,232
    Broadridge Financial Solutions, Inc.                          14,590     970,673
    Brocade Communications Systems, Inc.                          57,223     713,571
    Brooks Automation, Inc.                                        6,485     112,969
    CA, Inc.                                                      37,007   1,157,209
    Cabot Microelectronics Corp.                                   3,000     202,530
*   CACI International, Inc. Class A                               2,835     348,138
*   Cadence Design Systems, Inc.                                  36,622     953,271
#*  CalAmp Corp.                                                   5,287      79,411
*   Calix, Inc.                                                    3,886      27,979
*   Carbonite, Inc.                                                2,025      34,931
*   Cardtronics P.L.C. Class A                                     5,453     297,625
    Cass Information Systems, Inc.                                 1,118      73,531
#*  Cavium, Inc.                                                   8,351     552,920
    CDK Global, Inc.                                              16,506   1,032,450
    CDW Corp.                                                     18,056     930,065
*   Ceva, Inc.                                                     1,916      67,731
*   Ciber, Inc.                                                   16,532       7,127
#*  Ciena Corp.                                                   18,046     439,240
#*  Cimpress NV                                                    3,505     295,787
*   Cirrus Logic, Inc.                                             7,925     478,036

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
    Cisco Systems, Inc.                                          628,465 $19,306,445
*   Citrix Systems, Inc.                                          19,517   1,779,755
*   Clearfield, Inc.                                                 574       9,873
    Cognex Corp.                                                  11,136     752,348
*   Cognizant Technology Solutions Corp. Class A                  75,753   3,983,850
*   Coherent, Inc.                                                 3,248     512,307
    Cohu, Inc.                                                     1,500      19,800
*   CommerceHub, Inc. Series A                                     1,456      21,389
*   CommerceHub, Inc. Series C                                     2,912      42,457
*   CommScope Holding Co., Inc.                                   24,825     938,881
    Communications Systems, Inc.                                   1,155       5,856
    Computer Sciences Corp.                                       18,138   1,128,184
    Computer Task Group, Inc.                                      1,400       6,384
    Comtech Telecommunications Corp.                               1,794      19,250
*   Conduent, Inc.                                                23,477     351,216
    Convergys Corp.                                               11,700     290,394
*   CoreLogic, Inc.                                               11,749     414,387
    Corning, Inc.                                                125,954   3,336,521
#*  CoStar Group, Inc.                                             4,087     825,983
*   Covisint Corp.                                                 2,786       5,433
#*  Cray, Inc.                                                     5,750      98,612
*   Cree, Inc.                                                    12,370     341,165
    CSG Systems International, Inc.                                4,900     237,160
    CSRA, Inc.                                                    19,841     615,468
    CTS Corp.                                                      5,571     119,776
*   CyberOptics Corp.                                              1,199      43,164
#   Cypress Semiconductor Corp.                                   40,297     475,505
    Daktronics, Inc.                                               4,150      42,164
*   Dell Technologies, Inc. Class V                               24,894   1,568,073
*   DHI Group, Inc.                                                4,237      24,151
#   Diebold Nixdorf, Inc.                                          9,200     250,240
*   Digi International, Inc.                                       2,040      26,622
*   Diodes, Inc.                                                   3,450      85,870
    Dolby Laboratories, Inc. Class A                               6,760     323,872
*   DSP Group, Inc.                                                3,109      33,733
    DST Systems, Inc.                                              4,093     471,309
    EarthLink Holdings Corp.                                      14,869      95,310
*   Eastman Kodak Co.                                                399       5,347
*   eBay, Inc.                                                   127,011   4,042,760
#   Ebix, Inc.                                                     2,616     145,188
*   EchoStar Corp. Class A                                         5,601     285,259
*   Edgewater Technology, Inc.                                     1,000       7,000
*   Electro Scientific Industries, Inc.                            2,430      15,965
*   Electronic Arts, Inc.                                         37,521   3,130,377
*   Electronics for Imaging, Inc.                                  6,167     277,145
#*  Ellie Mae, Inc.                                                3,700     306,138
*   eMagin Corp.                                                   2,210       4,972
    Emcore Corp.                                                     827       7,443
#*  EnerNOC, Inc.                                                  2,080      11,856
*   Entegris, Inc.                                                16,972     318,225
#*  Envestnet, Inc.                                                3,212     121,414
*   EPAM Systems, Inc.                                             5,535     356,233
*   ePlus, Inc.                                                      600      67,230

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
*   Euronet Worldwide, Inc.                                        6,400 $   457,728
*   Everi Holdings, Inc.                                           5,930      17,493
*   Exar Corp.                                                     6,800      69,700
*   ExlService Holdings, Inc.                                      4,142     190,325
*   Extreme Networks, Inc.                                         8,095      44,765
*   F5 Networks, Inc.                                              8,448   1,132,285
*   Fabrinet                                                       3,226     135,911
*   Facebook, Inc. Class A                                       292,953  38,177,635
    Fair Isaac Corp.                                               4,225     520,942
*   FARO Technologies, Inc.                                        2,100      77,910
    Fidelity National Information Services, Inc.                  39,173   3,111,120
*   Finisar Corp.                                                 14,575     430,983
#*  FireEye, Inc.                                                 13,300     180,215
*   First Data Corp. Class A                                      35,376     542,668
#*  First Solar, Inc.                                              9,139     285,045
*   Fiserv, Inc.                                                  27,670   2,972,588
#*  Fitbit, Inc. Class A                                           4,204      25,266
*   FleetCor Technologies, Inc.                                   11,633   1,715,751
*   Flex, Ltd.                                                    66,859   1,047,681
    FLIR Systems, Inc.                                            16,900     597,077
*   FormFactor, Inc.                                               7,217      89,852
    Forrester Research, Inc.                                       1,137      46,390
#*  Fortinet, Inc.                                                18,461     614,013
*   Frequency Electronics, Inc.                                      798       8,842
*   Gartner, Inc.                                                 10,000     993,600
*   Genpact, Ltd.                                                 19,693     486,023
    Global Payments, Inc.                                         18,367   1,419,402
*   Globant SA                                                     1,246      41,305
#*  Glu Mobile, Inc.                                               1,098       2,525
*   GoDaddy, Inc. Class A                                          6,559     234,353
*   Great Elm Capital Group, Inc.                                  1,106       3,705
*   GrubHub, Inc.                                                  8,857     368,008
*   GSE Systems, Inc.                                              1,745       5,409
*   GSI Technology, Inc.                                           2,032      12,416
*   GTT Communications, Inc.                                       5,314     150,120
#*  Guidewire Software, Inc.                                       9,235     483,268
    Hackett Group, Inc. (The)                                      5,500      89,375
#*  Harmonic, Inc.                                                10,205      54,086
    Harris Corp.                                                  15,354   1,577,009
    Hewlett Packard Enterprise Co.                               216,828   4,917,659
    HP, Inc.                                                     219,928   3,309,916
*   IAC/InterActiveCorp                                            8,868     610,207
*   ID Systems, Inc.                                               1,700      10,982
*   IEC Electronics Corp.                                            638       2,310
*   II-VI, Inc.                                                    4,886     178,339
*   Immersion Corp.                                                  597       6,143
#*  Infinera Corp.                                                13,690     123,347
*   Innodata, Inc.                                                 2,754       6,334
*   Insight Enterprises, Inc.                                      4,020     149,263
*   Integrated Device Technology, Inc.                            17,881     450,422
    Intel Corp.                                                  594,304  21,882,273
    InterDigital, Inc.                                             4,500     420,300
*   Internap Corp.                                                 7,852      12,956

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
    International Business Machines Corp.                        114,637 $20,006,449
    Intersil Corp. Class A                                        16,340     366,506
*   Intevac, Inc.                                                  2,384      22,410
*   IntriCon Corp.                                                   800       5,600
    Intuit, Inc.                                                  30,714   3,642,066
*   InvenSense, Inc.                                                 877      11,103
#*  IPG Photonics Corp.                                            4,576     526,194
*   Iteris, Inc.                                                     600       2,898
*   Itron, Inc.                                                    4,389     270,801
*   Ixia                                                           4,546      88,420
    IXYS Corp.                                                     2,391      28,931
#   j2 Global, Inc.                                                5,583     467,911
    Jabil Circuit, Inc.                                           21,394     513,028
    Jack Henry & Associates, Inc.                                  9,690     869,968
    Juniper Networks, Inc.                                        44,530   1,192,513
*   Kemet Corp.                                                    2,594      18,002
*   Key Tronic Corp.                                                 749       5,940
*   Keysight Technologies, Inc.                                   21,261     788,145
*   Kimball Electronics, Inc.                                      1,875      32,062
    KLA-Tencor Corp.                                              18,912   1,609,600
*   Knowles Corp.                                                  9,690     174,614
#*  Kopin Corp.                                                    8,696      27,740
*   Kulicke & Soffa Industries, Inc.                               6,752     118,700
*   KVH Industries, Inc.                                           2,000      20,800
#   Lam Research Corp.                                            18,602   2,136,626
*   Lattice Semiconductor Corp.                                   18,052     129,794
*   Leaf Group, Ltd.                                                 553       3,843
    Leidos Holdings, Inc.                                         20,155     973,890
    Linear Technology Corp.                                       28,437   1,795,228
*   Lionbridge Technologies, Inc.                                  5,700      32,604
*   Liquidity Services, Inc.                                         652       6,357
    Littelfuse, Inc.                                               2,879     454,047
#   LogMeIn, Inc.                                                  2,725     294,572
*   Lumentum Holdings, Inc.                                        6,307     239,351
#*  MACOM Technology Solutions Holdings, Inc.                      2,012      95,671
*   MagnaChip Semiconductor Corp.                                  2,100      18,060
*   Manhattan Associates, Inc.                                     8,776     449,858
    ManTech International Corp. Class A                            3,538     137,770
*   Marchex, Inc. Class B                                          3,183       8,626
    Marvell Technology Group, Ltd.                                49,822     740,853
    Mastercard, Inc. Class A                                     121,321  12,900,062
#*  Match Group, Inc.                                              5,356      93,034
    Maxim Integrated Products, Inc.                               35,287   1,569,566
    MAXIMUS, Inc.                                                  8,503     468,855
*   MaxLinear, Inc. Class A                                        7,292     186,529
#*  Maxwell Technologies, Inc.                                       703       3,346
    Mentor Graphics Corp.                                         12,551     463,257
#   Mesa Laboratories, Inc.                                          300      35,742
    Methode Electronics, Inc.                                      5,669     238,381
#   Microchip Technology, Inc.                                    27,198   1,831,785
*   Micron Technology, Inc.                                      125,136   3,017,029
*   Microsemi Corp.                                               13,004     691,163
    Microsoft Corp.                                              937,122  60,584,937

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
*   MicroStrategy, Inc. Class A                                    1,168 $   235,118
    MKS Instruments, Inc.                                          6,435     424,066
    MOCON, Inc.                                                      535      10,700
*   ModusLink Global Solutions, Inc.                               5,100       8,925
*   MoneyGram International, Inc.                                  1,383      17,564
    Monolithic Power Systems, Inc.                                 4,632     404,096
    Monotype Imaging Holdings, Inc.                                4,300      94,170
    Motorola Solutions, Inc.                                      19,841   1,601,367
#   MTS Systems Corp.                                              1,700      98,770
*   Nanometrics, Inc.                                              2,297      59,056
#   National Instruments Corp.                                    14,365     451,348
    NCI, Inc. Class A                                              1,200      15,240
*   NCR Corp.                                                     16,791     722,349
#*  NeoPhotonics Corp.                                             3,780      41,391
    NetApp, Inc.                                                  35,539   1,361,854
*   NETGEAR, Inc.                                                  3,951     224,812
#*  Netscout Systems, Inc.                                        11,014     366,766
*   NeuStar, Inc. Class A                                          7,800     258,960
    NIC, Inc.                                                      8,518     205,284
*   Novanta, Inc.                                                  2,254      50,377
*   Nuance Communications, Inc.                                   29,889     474,040
*   Numerex Corp. Class A                                            700       4,116
#   NVIDIA Corp.                                                  68,450   7,473,371
#*  Oclaro, Inc.                                                  16,500     161,865
*   ON Semiconductor Corp.                                        48,843     650,589
*   Optical Cable Corp.                                            1,300       4,225
    Oracle Corp.                                                 385,590  15,466,015
*   OSI Systems, Inc.                                              2,078     155,164
#*  Palo Alto Networks, Inc.                                      11,081   1,635,112
*   PAR Technology Corp.                                           1,750      11,392
    Park Electrochemical Corp.                                     2,544      46,632
#   Paychex, Inc.                                                 40,914   2,466,705
#*  Paycom Software, Inc.                                          4,422     204,473
*   PayPal Holdings, Inc.                                        137,045   5,451,650
    PC Connection, Inc.                                            1,900      51,832
    PC-Tel, Inc.                                                   2,700      15,687
*   PCM, Inc.                                                      1,468      32,957
*   PDF Solutions, Inc.                                            3,109      69,984
    Pegasystems, Inc.                                              3,790     147,052
*   Perceptron, Inc.                                                 528       3,458
*   Perficient, Inc.                                               2,556      45,318
*   Photronics, Inc.                                               5,488      63,112
    Plantronics, Inc.                                              4,499     254,553
*   Plexus Corp.                                                   3,889     211,173
    Power Integrations, Inc.                                       2,919     207,249
*   PRGX Global, Inc.                                              2,100      11,970
    Progress Software Corp.                                        6,750     189,135
*   PTC, Inc.                                                     13,909     731,196
    QAD, Inc. Class A                                                739      21,357
    QAD, Inc. Class B                                                184       4,600
#*  Qorvo, Inc.                                                   16,501   1,059,529
    QUALCOMM, Inc.                                               185,425   9,907,258
*   Qualys, Inc.                                                   2,750      98,725

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CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Information Technology -- (Continued)
*   QuinStreet, Inc.                                              2,500 $    8,750
*   Qumu Corp.                                                    1,254      2,909
*   Radisys Corp.                                                 2,460     10,849
*   Rambus, Inc.                                                 11,313    146,843
*   RealNetworks, Inc.                                            3,050     16,317
*   RealPage, Inc.                                                4,705    143,973
*   Red Hat, Inc.                                                22,417  1,701,002
    Reis, Inc.                                                    1,130     22,600
*   RetailMeNot, Inc.                                             1,320     11,946
*   Rightside Group, Ltd.                                           553      4,667
*   Rogers Corp.                                                  1,570    125,521
*   Rosetta Stone, Inc.                                           1,296     11,405
*   Rubicon Project, Inc. (The)                                   1,283     10,867
*   Rudolph Technologies, Inc.                                    2,529     58,041
#   Sabre Corp.                                                  22,654    555,023
*   salesforce.com, Inc.                                         79,999  6,327,921
*   Sanmina Corp.                                                 7,765    302,447
*   ScanSource, Inc.                                              2,184     86,377
    Science Applications International Corp.                      5,128    417,522
*   Seachange International, Inc.                                 3,000      7,260
    Seagate Technology P.L.C.                                    35,310  1,594,246
*   Semtech Corp.                                                 7,320    241,194
#*  ServiceNow, Inc.                                             19,909  1,804,154
*   ShoreTel, Inc.                                                4,620     32,109
*   Shutterstock, Inc.                                            1,762     94,796
*   Sigma Designs, Inc.                                           2,500     15,250
*   Silicon Laboratories, Inc.                                    4,520    294,704
*   Silver Spring Networks, Inc.                                  3,633     46,430
#   Skyworks Solutions, Inc.                                     22,903  2,101,121
*   Sonus Networks, Inc.                                          7,000     44,660
#*  Splunk, Inc.                                                 15,863    917,833
#   SS&C Technologies Holdings, Inc.                             21,362    686,361
#*  Stamps.com, Inc.                                              1,538    186,944
*   StarTek, Inc.                                                 2,385     20,654
*   Stratasys, Ltd.                                               3,698     72,925
#*  SunPower Corp.                                                5,642     37,463
*   Super Micro Computer, Inc.                                    3,909    103,393
*   Sykes Enterprises, Inc.                                       3,800    106,134
    Symantec Corp.                                               78,441  2,161,050
*   Synaptics, Inc.                                               4,600    259,348
*   Synchronoss Technologies, Inc.                                4,866    187,438
    SYNNEX Corp.                                                  3,406    409,333
*   Synopsys, Inc.                                               17,968  1,130,008
    Syntel, Inc.                                                  4,000     84,240
    Systemax, Inc.                                                  373      3,163
#*  Tableau Software, Inc. Class A                                6,314    302,062
#*  Take-Two Interactive Software, Inc.                          10,451    560,696
    TE Connectivity, Ltd.                                        45,294  3,367,609
*   Tech Data Corp.                                               4,313    369,020
    TeleTech Holdings, Inc.                                       2,400     71,040
#*  Teradata Corp.                                               15,885    466,384
    Teradyne, Inc.                                               25,310    718,298
    Tessco Technologies, Inc.                                     1,314     18,659

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
    Tessera Holding Corp.                                          5,553 $   250,996
    Texas Instruments, Inc.                                      127,052   9,597,508
*   TiVo Corp.                                                    15,854     299,641
    Total System Services, Inc.                                   19,883   1,007,670
    TransAct Technologies, Inc.                                      600       4,140
    Travelport Worldwide, Ltd.                                    14,793     212,427
*   Travelzoo, Inc.                                                  400       3,660
#*  Trimble, Inc.                                                 30,393     900,241
*   TTM Technologies, Inc.                                         6,116      90,700
*   Twitter, Inc.                                                 51,177     901,739
#*  Tyler Technologies, Inc.                                       4,325     631,536
#*  Ubiquiti Networks, Inc.                                        3,500     218,400
#*  Ultimate Software Group, Inc. (The)                            3,496     677,035
*   Ultra Clean Holdings, Inc.                                     2,422      30,348
*   Ultratech, Inc.                                                2,900      75,168
#*  Unisys Corp.                                                   4,732      60,806
#*  Universal Display Corp.                                        4,600     303,600
*   USA Technologies, Inc.                                           346       1,453
*   Vantiv, Inc. Class A                                          18,604   1,157,913
*   VASCO Data Security International, Inc.                          601       9,135
*   Veeco Instruments, Inc.                                        3,900     100,425
#*  VeriFone Systems, Inc.                                        12,403     225,363
*   Verint Systems, Inc.                                           7,409     276,726
#*  VeriSign, Inc.                                                12,078     968,776
#*  Versum Materials, Inc.                                        12,647     353,484
#*  ViaSat, Inc.                                                   5,643     366,287
*   Viavi Solutions, Inc.                                         25,300     226,435
*   Virtusa Corp.                                                  3,423      87,218
#   Visa, Inc. Class A                                           233,803  19,337,846
#   Vishay Intertechnology, Inc.                                  12,724     211,218
*   Vishay Precision Group, Inc.                                   1,973      32,850
#*  VMware, Inc. Class A                                           9,342     817,799
    Wayside Technology Group, Inc.                                   152       2,554
*   Web.com Group, Inc.                                            4,305      81,580
#*  WebMD Health Corp.                                             3,712     185,192
    Western Digital Corp.                                         35,524   2,832,329
#   Western Union Co. (The)                                       63,452   1,242,390
#*  WEX, Inc.                                                      5,140     587,656
#*  Workday, Inc. Class A                                         13,809   1,147,390
*   Xcerra Corp.                                                   4,140      31,381
    Xerox Corp.                                                  117,387     813,492
    Xilinx, Inc.                                                  31,818   1,851,808
*   XO Group, Inc.                                                 4,000      75,320
*   Yahoo!, Inc.                                                 112,418   4,954,261
#*  Zebra Technologies Corp. Class A                               5,922     495,494
*   Zedge, Inc. Class B                                              600       1,986
*   Zillow Group, Inc. Class A                                     6,069     218,363
#*  Zillow Group, Inc. Class C                                    13,746     486,333
*   Zix Corp.                                                      4,055      19,342

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
                                                                        SHARES     VALUE+
                                                                        ------- ------------
Information Technology -- (Continued)
#*         Zynga, Inc. Class A                                           88,653 $    223,406
                                                                                ------------
Total Information Technology                                                     609,779,542
                                                                                ------------
Materials -- (3.2%)
           A Schulman, Inc.                                               3,119      107,605
*          AdvanSix, Inc.                                                 3,590       92,227
           Air Products & Chemicals, Inc.                                25,294    3,535,089
#*         AK Steel Holding Corp.                                        39,183      316,599
           Albemarle Corp.                                               13,035    1,207,562
           Alcoa Corp.                                                   17,400      634,230
           Allegheny Technologies, Inc.                                  11,087      240,921
           American Vanguard Corp.                                        2,950       50,740
#          AptarGroup, Inc.                                               8,000      583,760
           Ashland Global Holdings, Inc.                                  7,407      881,655
           Avery Dennison Corp.                                          11,501      839,803
#*         Axalta Coating Systems, Ltd.                                  24,980      724,420
           Balchem Corp.                                                  4,312      367,555
#          Ball Corp.                                                    20,183    1,539,156
           Bemis Co., Inc.                                               12,291      598,818
*          Berry Plastics Group, Inc.                                    16,920      863,428
*          Boise Cascade Co.                                              4,103      101,754
           Cabot Corp.                                                    8,136      450,490
           Calgon Carbon Corp.                                            5,900       93,515
           Carpenter Technology Corp.                                     4,801      192,136
           Celanese Corp. Series A                                       18,430    1,555,492
#*         Century Aluminum Co.                                           6,661      102,579
#          CF Industries Holdings, Inc.                                  30,115    1,062,758
#          Chase Corp.                                                    1,300      114,400
           Chemours Co. (The)                                            22,742      600,844
*          Chemtura Corp.                                                10,398      344,174
*          Clearwater Paper Corp.                                         2,200      138,380
#*         Cliffs Natural Resources, Inc.                                24,591      215,663
*          Coeur Mining, Inc.                                             9,600      111,840
           Commercial Metals Co.                                         14,074      287,532
#          Compass Minerals International, Inc.                           4,658      389,409
*          Core Molding Technologies, Inc.                                  389        5,998
*          Crown Holdings, Inc.                                          16,788      909,406
           Deltic Timber Corp.                                            1,282       97,394
           Domtar Corp.                                                   7,486      327,063
           Dow Chemical Co. (The)                                       106,435    6,346,719
           Eagle Materials, Inc.                                          6,164      644,631
           Eastman Chemical Co.                                          17,099    1,325,172
           Ecolab, Inc.                                                  32,465    3,900,020
           EI du Pont de Nemours & Co.                                  101,926    7,695,413
*          Ferro Corp.                                                   11,300      159,782
           Ferroglobe P.L.C.                                              6,858       72,078
(degrees)* Ferroglobe Representation & Warranty Insurance Trust           6,858           --
#*         Flotek Industries, Inc.                                        5,082       53,717
#          FMC Corp.                                                     16,600      998,656
*          Freeport-McMoRan, Inc.                                       158,905    2,645,768
           Friedman Industries, Inc.                                        599        4,103
           FutureFuel Corp.                                               1,256       16,315
*          GCP Applied Technologies, Inc.                                 8,700      234,465

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CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Materials -- (Continued)
    Graphic Packaging Holding Co.                                39,100 $  489,141
    Greif, Inc. Class A                                           3,847    221,510
    Hawkins, Inc.                                                   888     47,641
    Haynes International, Inc.                                    1,800     73,998
    HB Fuller Co.                                                 6,500    320,905
*   Headwaters, Inc.                                             10,600    245,602
    Hecla Mining Co.                                             47,181    303,846
    Huntsman Corp.                                               24,884    507,385
*   Ingevity Corp.                                                5,084    282,620
    Innophos Holdings, Inc.                                       2,500    121,600
    Innospec, Inc.                                                2,400    171,240
#   International Flavors & Fragrances, Inc.                      9,544  1,118,652
    International Paper Co.                                      49,000  2,773,400
#*  Intrepid Potash, Inc.                                         5,600     11,424
    Kaiser Aluminum Corp.                                         1,800    141,228
    KapStone Paper and Packaging Corp.                            9,108    218,410
    KMG Chemicals, Inc.                                           1,500     55,290
*   Koppers Holdings, Inc.                                        1,980     80,091
*   Kraton Corp.                                                  3,187     85,603
    Kronos Worldwide, Inc.                                        2,426     32,072
*   Louisiana-Pacific Corp.                                      17,000    325,210
*   LSB Industries, Inc.                                          2,000     17,020
    LyondellBasell Industries NV Class A                         44,792  4,177,750
    Martin Marietta Materials, Inc.                               7,275  1,670,340
    Materion Corp.                                                1,659     65,199
#   McEwen Mining, Inc.                                          13,772     54,124
    Mercer International, Inc.                                    3,588     42,877
    Minerals Technologies, Inc.                                   4,300    344,645
    Monsanto Co.                                                 52,188  5,652,482
    Mosaic Co. (The)                                             37,980  1,191,433
    Myers Industries, Inc.                                        3,889     53,668
    Neenah Paper, Inc.                                            1,704    139,984
    NewMarket Corp.                                               1,212    522,578
    Newmont Mining Corp.                                         66,348  2,407,105
*   Northern Technologies International Corp.                       300      4,718
    Nucor Corp.                                                  37,473  2,176,807
    Olin Corp.                                                   23,348    611,951
*   OMNOVA Solutions, Inc.                                        3,300     30,030
#*  Owens-Illinois, Inc.                                         17,100    323,190
    Packaging Corp. of America                                   11,500  1,060,070
    PH Glatfelter Co.                                             4,200    102,522
#*  Platform Specialty Products Corp.                            14,504    176,079
    PolyOne Corp.                                                10,028    342,055
    PPG Industries, Inc.                                         32,665  3,266,827
    Praxair, Inc.                                                35,225  4,172,049
    Quaker Chemical Corp.                                         1,414    181,699
    Rayonier Advanced Materials, Inc.                             4,767     64,688
    Reliance Steel & Aluminum Co.                                 9,186    731,665
#   Royal Gold, Inc.                                              7,699    555,637
    RPM International, Inc.                                      16,418    858,005
    Schnitzer Steel Industries, Inc. Class A                      1,159     27,410
    Schweitzer-Mauduit International, Inc.                        3,186    141,235
    Scotts Miracle-Gro Co. (The)                                  5,309    488,269

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CONTINUED


                                                                         SHARES   VALUE+
                                                                         ------ -----------
Materials -- (Continued)
            Sealed Air Corp.                                             23,412 $ 1,135,482
            Sensient Technologies Corp.                                   5,521     423,737
            Sherwin-Williams Co. (The)                                    9,647   2,930,855
            Silgan Holdings, Inc.                                         5,600     327,656
            Sonoco Products Co.                                          11,872     652,366
            Southern Copper Corp.                                        10,534     404,084
            Steel Dynamics, Inc.                                         28,500     963,585
            Stepan Co.                                                    1,746     136,380
*           Stillwater Mining Co.                                        11,244     191,148
*           Summit Materials, Inc. Class A                               10,333     259,358
*           SunCoke Energy, Inc.                                          6,923      61,061
*           Synalloy Corp.                                                  737       8,807
#*          TimkenSteel Corp.                                             4,280      72,161
*           Trecora Resources                                               613       7,601
            Tredegar Corp.                                                2,230      49,617
            Trinseo SA                                                    5,200     336,700
            United States Lime & Minerals, Inc.                             353      26,828
            United States Steel Corp.                                    19,554     639,611
*           Universal Stainless & Alloy Products, Inc.                      545       9,200
*           US Concrete, Inc.                                             1,426      93,403
            Valspar Corp. (The)                                           9,315   1,030,891
            Vulcan Materials Co.                                         16,576   2,127,198
            Westlake Chemical Corp.                                       5,120     316,979
            WestRock Co.                                                 30,506   1,627,800
            Worthington Industries, Inc.                                  5,920     282,917
            WR Grace & Co.                                                9,200     637,928
                                                                                -----------
Total Materials                                                                  97,815,566
                                                                                -----------
Other -- (0.0%)
(degrees)#* Gerber Scientific, Inc. Escrow Shares                         2,901          --
(degrees)*  Petrocorp, Inc. Escrow Shares                                   100          --
                                                                                -----------
Total Other                                                                              --
                                                                                -----------
Real Estate -- (0.1%)
            Alexander & Baldwin, Inc.                                     4,971     221,309
#*          Altisource Asset Management Corp.                               240      15,072
#*          Altisource Portfolio Solutions SA                             2,400      68,400
*           CBRE Group, Inc. Class A                                     37,154   1,127,995
            Colony NorthStar, Inc. Class A                               21,618     300,923
            Consolidated-Tomoka Land Co.                                    681      37,455
*           Forestar Group, Inc.                                          3,501      45,688
            HFF, Inc. Class A                                             4,757     141,188
*           Howard Hughes Corp. (The)                                     4,311     459,596
            Jones Lang LaSalle, Inc.                                      5,500     566,665
#           Kennedy-Wilson Holdings, Inc.                                10,375     212,169
*           Marcus & Millichap, Inc.                                      1,064      27,419
            RE/MAX Holdings, Inc. Class A                                 1,445      80,992
#           Realogy Holdings Corp.                                       17,722     459,177
#*          St Joe Co. (The)                                              4,493      75,707

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                       SHARES    VALUE+
                                                                       ------- -----------
Real Estate -- (Continued)
*         Tejon Ranch Co.                                                1,649 $    38,966
                                                                               -----------
Total Real Estate                                                                3,878,721
                                                                               -----------
Telecommunication Services -- (2.3%)
*         Alaska Communications Systems Group, Inc.                      1,400       2,338
          AT&T, Inc.                                                   775,692  32,703,175
          ATN International, Inc.                                        1,149      92,253
*         Boingo Wireless, Inc.                                          6,700      78,390
          CenturyLink, Inc.                                             66,159   1,710,872
*         Cincinnati Bell, Inc.                                          7,080     162,486
          Cogent Communications Holdings, Inc.                           5,580     233,244
          Consolidated Communications Holdings, Inc.                     7,887     207,507
*         FairPoint Communications, Inc.                                 1,044      19,314
#         Frontier Communications Corp.                                146,436     511,062
*         General Communication, Inc. Class A                            3,550      71,426
          IDT Corp. Class B                                              1,800      34,560
          Inteliquent, Inc.                                              5,200     119,080
*         Iridium Communications, Inc.                                   4,218      42,602
(degrees) Leap Wireless International, Inc.                              7,025      23,183
*         Level 3 Communications, Inc.                                  37,977   2,258,112
*         Lumos Networks Corp.                                           2,000      30,940
*         ORBCOMM, Inc.                                                  7,396      60,425
*         SBA Communications Corp.                                       9,165     964,708
          Shenandoah Telecommunications Co.                              4,260     116,085
          Spok Holdings, Inc.                                            2,839      58,341
#*        Sprint Corp.                                                  89,897     829,749
#*        Straight Path Communications, Inc. Class B                       900      31,536
*         T-Mobile US, Inc.                                             35,703   2,223,226
          Telephone & Data Systems, Inc.                                12,395     379,907
*         United States Cellular Corp.                                   1,000      44,590
          Verizon Communications, Inc.                                 517,800  25,377,378
*         Vonage Holdings Corp.                                         25,192     178,611
#         Windstream Holdings, Inc.                                     10,046      81,172
*         Zayo Group Holdings, Inc.                                     18,820     601,487
                                                                               -----------
Total Telecommunication Services                                                69,247,759
                                                                               -----------
Utilities -- (3.1%)
          AES Corp.                                                     84,027     961,269
          ALLETE, Inc.                                                   5,981     390,858
          Alliant Energy Corp.                                          29,200   1,099,380
          Ameren Corp.                                                  30,263   1,593,347
          American Electric Power Co., Inc.                             61,637   3,948,466
          American States Water Co.                                      4,400     192,632
          American Water Works Co., Inc.                                21,747   1,597,100
#         Aqua America, Inc.                                            23,379     710,955
          Artesian Resources Corp. Class A                                 471      14,615
          Atmos Energy Corp.                                            13,502   1,028,582
#         Avangrid, Inc.                                                 8,231     319,363
          Avista Corp.                                                   8,019     309,854
#         Black Hills Corp.                                              6,409     400,883
          California Water Service Group                                 6,569     226,631
*         Calpine Corp.                                                 43,292     510,846

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Utilities -- (Continued)
    CenterPoint Energy, Inc.                                      52,273 $1,370,075
    Chesapeake Utilities Corp.                                     2,134    139,564
    CMS Energy Corp.                                              33,660  1,433,916
    Connecticut Water Service, Inc.                                1,422     76,845
    Consolidated Edison, Inc.                                     38,166  2,837,642
    Consolidated Water Co., Ltd.                                     777      8,003
    Delta Natural Gas Co., Inc.                                      720     18,950
#   Dominion Resources, Inc.                                      79,717  6,080,813
    DTE Energy Co.                                                22,519  2,221,274
    Duke Energy Corp.                                             85,981  6,752,948
*   Dynegy, Inc.                                                  11,135    106,339
    Edison International                                          40,668  2,963,884
    El Paso Electric Co.                                           4,800    220,320
    Entergy Corp.                                                 22,500  1,611,900
    Eversource Energy                                             39,205  2,168,821
    Exelon Corp.                                                 116,254  4,171,194
    FirstEnergy Corp.                                             51,672  1,566,695
    Gas Natural, Inc.                                                850     10,753
    Genie Energy, Ltd. Class B                                     1,800     10,386
    Great Plains Energy, Inc.                                     20,600    567,530
    Hawaiian Electric Industries, Inc.                            12,870    430,888
    IDACORP, Inc.                                                  6,882    550,698
#   MDU Resources Group, Inc.                                     24,807    728,085
    MGE Energy, Inc.                                               4,689    298,455
    Middlesex Water Co.                                            1,620     61,252
#   National Fuel Gas Co.                                          8,985    504,508
    New Jersey Resources Corp.                                    10,608    399,922
    NextEra Energy, Inc.                                          58,054  7,182,441
    NiSource, Inc.                                                39,375    880,819
    Northwest Natural Gas Co.                                      2,797    164,743
#   NorthWestern Corp.                                             6,038    344,830
    NRG Energy, Inc.                                              38,214    632,060
    NRG Yield, Inc. Class A                                        4,576     74,360
#   NRG Yield, Inc. Class C                                        8,330    141,194
    OGE Energy Corp.                                              24,908    835,414
#   ONE Gas, Inc.                                                  6,150    397,413
    Ormat Technologies, Inc.                                       4,395    236,011
    Otter Tail Corp.                                               3,400    128,690
    Pattern Energy Group, Inc.                                     7,387    145,819
    PG&E Corp.                                                    63,756  3,945,859
    Pinnacle West Capital Corp.                                   13,915  1,080,221
#   PNM Resources, Inc.                                           10,346    355,902
    Portland General Electric Co.                                 10,407    453,849
    PPL Corp.                                                     83,964  2,925,306
    Public Service Enterprise Group, Inc.                         63,207  2,796,910
    RGC Resources, Inc.                                              200      5,496
    SCANA Corp.                                                   16,973  1,166,045
#   Sempra Energy                                                 29,596  3,030,334
    SJW Corp.                                                      2,210    110,721
#   South Jersey Industries, Inc.                                 10,188    336,204
    Southern Co. (The)                                           122,856  6,072,772
    Southwest Gas Holdings, Inc.                                   6,069    488,979
#   Spire, Inc.                                                    5,850    380,250

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                           SHARES       VALUE+
                                                                         ---------- --------------
Utilities -- (Continued)
            UGI Corp.                                                        21,812 $    1,011,422
            Unitil Corp.                                                      1,200         54,924
#           Vectren Corp.                                                    10,340        567,563
            WEC Energy Group, Inc.                                           39,529      2,334,187
            Westar Energy, Inc.                                              18,089        989,287
            WGL Holdings, Inc.                                                6,599        540,722
            Xcel Energy, Inc.                                                63,411      2,620,143
            York Water Co. (The)                                                900         32,220
                                                                                    --------------
Total Utilities                                                                         93,079,551
                                                                                    --------------
TOTAL COMMON STOCKS                                                                  2,843,332,467
                                                                                    --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Dyax Corp. Contingent Value Rights                               15,701         17,428
(degrees)#* Safeway Casa Ley Contingent Value Rights                         26,773         27,172
(degrees)#* Safeway PDC, LLC Contingent Value Rights                         26,773          1,306
                                                                                    --------------
TOTAL RIGHTS/WARRANTS                                                                       45,906
                                                                                    --------------
TOTAL INVESTMENT SECURITIES                                                          2,843,378,373
                                                                                    --------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
            State Street Institutional U.S. Government Money Market
              Fund, 0.420%                                               28,981,624     28,981,624
                                                                                    --------------
SECURITIES LENDING COLLATERAL -- (5.0%)
(S)@        DFA Short Term Investment Fund                               13,136,848    152,019,606
                                                                                    --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,618,960,016)^^                               $3,024,379,603
                                                                                    ==============

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                --------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary       $  378,706,880 $      1,171   --    $  378,708,051
   Consumer Staples                250,708,195           --   --       250,708,195
   Energy                          197,571,631           --   --       197,571,631
   Financials                      443,525,259           --   --       443,525,259
   Health Care                     376,902,922           --   --       376,902,922
   Industrials                     322,115,270           --   --       322,115,270
   Information Technology          609,779,542           --   --       609,779,542
   Materials                        97,815,566           --   --        97,815,566
   Real Estate                       3,878,721           --   --         3,878,721
   Telecommunication Services       69,224,576       23,183   --        69,247,759
   Utilities                        93,079,551           --   --        93,079,551
Rights/Warrants                             --       45,906   --            45,906
Temporary Cash Investments          28,981,624           --   --        28,981,624
Securities Lending Collateral               --  152,019,606   --       152,019,606
Futures Contracts**                    339,580           --   --           339,580
                                -------------- ------------   --    --------------
TOTAL                           $2,872,629,317 $152,089,866   --    $3,024,719,183
                                ============== ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                 SHARES    VALUE+
                                                                 ------- -----------
COMMON STOCKS -- (89.8%)
Consumer Discretionary -- (11.7%)
*   1-800-Flowers.com, Inc. Class A                              152,750 $ 1,374,750
    A.H. Belo Corp. Class A                                       51,284     325,653
    Aaron's, Inc.                                                234,998   7,270,838
#   Abercrombie & Fitch Co. Class A                               36,513     423,916
*   Adient P.L.C.                                                  8,165     518,396
    AMC Entertainment Holdings, Inc. Class A                      10,183     343,676
    AMCON Distributing Co.                                           388      39,964
*   America's Car-Mart, Inc.                                      44,364   1,861,070
#   American Eagle Outfitters, Inc.                              207,367   3,133,315
*   American Public Education, Inc.                               23,512     571,342
*   Apollo Education Group, Inc.                                 106,553   1,064,464
#*  Arctic Cat, Inc.                                              40,462     760,686
    Ark Restaurants Corp.                                         11,046     249,308
*   Asbury Automotive Group, Inc.                                    761      49,922
#*  Ascena Retail Group, Inc.                                    451,326   2,170,878
*   Ascent Capital Group, Inc. Class A                            30,614     474,211
#*  AutoNation, Inc.                                             105,518   5,605,116
*   AV Homes, Inc.                                                32,260     569,389
*   Ballantyne Strong, Inc.                                       83,735     607,079
*   Barnes & Noble Education, Inc.                               157,043   1,578,282
    Barnes & Noble, Inc.                                         197,235   2,011,797
    Bassett Furniture Industries, Inc.                            44,555   1,256,451
    Beasley Broadcast Group, Inc. Class A                         28,342     212,565
*   Beazer Homes USA, Inc.                                        11,351     161,865
*   Belmond, Ltd. Class A                                        259,778   3,597,925
#   Big 5 Sporting Goods Corp.                                    53,966     831,076
*   Biglari Holdings, Inc.                                           784     347,469
#*  BJ's Restaurants, Inc.                                        50,432   1,792,858
#   Bob Evans Farms, Inc.                                         48,800   2,753,784
#*  Boot Barn Holdings, Inc.                                       2,600      28,210
    Bowl America, Inc. Class A                                    10,764     156,885
*   Boyd Gaming Corp.                                            179,677   3,651,037
*   Bravo Brio Restaurant Group, Inc.                              1,423       5,834
*   Bridgepoint Education, Inc.                                   67,875     722,190
*   Bright Horizons Family Solutions, Inc.                         2,401     170,135
*   Build-A-Bear Workshop, Inc.                                   89,058   1,068,696
*   Cabela's, Inc.                                               208,284  11,640,993
#   Cable One, Inc.                                                5,928   3,748,749
#   CalAtlantic Group, Inc.                                      385,075  13,427,565
    Caleres, Inc.                                                191,145   5,877,709
    Callaway Golf Co.                                            325,201   3,684,527
*   Cambium Learning Group, Inc.                                  56,997     287,265
    Canterbury Park Holding Corp.                                  7,625      76,631
*   Career Education Corp.                                       134,892   1,317,895
#   Carriage Services, Inc.                                      139,784   3,627,395
*   Carrols Restaurant Group, Inc.                                65,275     936,696
    Cato Corp. (The) Class A                                       4,621     117,327
*   Cavco Industries, Inc.                                        27,848   2,736,066
*   Century Casinos, Inc.                                            501       3,532
*   Century Communities, Inc.                                      7,769     176,745
#*  Chegg, Inc.                                                   15,300     110,007

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Consumer Discretionary -- (Continued)
    Chico's FAS, Inc.                                            169,343 $2,284,437
#   Children's Place, Inc. (The)                                  29,455  2,857,135
#   Churchill Downs, Inc.                                         52,670  7,550,244
    Citi Trends, Inc.                                             30,369    487,422
    Clear Channel Outdoor Holdings, Inc. Class A                  31,420    155,529
    Columbia Sportswear Co.                                        9,424    512,383
#*  Conn's, Inc.                                                 111,512  1,176,452
#*  Container Store Group, Inc. (The)                              9,100     44,317
#   Cooper Tire & Rubber Co.                                     158,051  5,729,349
*   Cooper-Standard Holdings, Inc.                                26,793  2,820,767
    Core-Mark Holding Co., Inc.                                  203,514  7,108,744
    CSS Industries, Inc.                                          33,486    824,425
    CST Brands, Inc.                                               2,965    142,854
    Culp, Inc.                                                    36,886  1,187,729
#*  Deckers Outdoor Corp.                                         96,421  5,553,850
*   Del Frisco's Restaurant Group, Inc.                           20,013    350,228
#*  Del Taco Restaurants, Inc.                                    26,751    364,884
*   Delta Apparel, Inc.                                           17,375    325,608
#*  Destination XL Group, Inc.                                    67,160    238,418
#   DeVry Education Group, Inc.                                  146,420  4,905,070
#   Dillard's, Inc. Class A                                      169,983  9,593,841
    DineEquity, Inc.                                              41,485  2,845,041
*   Dixie Group, Inc. (The)                                       70,400    246,400
#*  Dorman Products, Inc.                                         71,720  4,950,114
    Dover Motorsports, Inc.                                       82,657    185,978
#   DSW, Inc. Class A                                            191,084  4,043,337
#   Educational Development Corp.                                  2,276     16,956
#*  El Pollo Loco Holdings, Inc.                                     898     11,180
*   Eldorado Resorts, Inc.                                        53,685    832,118
*   Emerson Radio Corp.                                           59,977     67,174
    Entercom Communications Corp. Class A                         41,327    586,843
#   Escalade, Inc.                                                24,227    319,796
#   Ethan Allen Interiors, Inc.                                   63,061  1,835,075
#*  EW Scripps Co. (The) Class A                                 354,768  6,910,881
*   Express, Inc.                                                139,443  1,482,279
#   Finish Line, Inc. (The) Class A                               94,249  1,621,083
    Flanigan's Enterprises, Inc.                                   5,016    121,638
    Flexsteel Industries, Inc.                                    26,545  1,350,079
#*  Fossil Group, Inc.                                            38,600    987,002
#   Fred's, Inc. Class A                                         143,486  2,090,591
*   FTD Cos., Inc.                                                98,787  2,270,125
#*  G-III Apparel Group, Ltd.                                    130,886  3,437,066
*   Gaia, Inc.                                                     1,541     13,407
#   GameStop Corp. Class A                                       396,262  9,704,456
    Gaming Partners International Corp.                              100      1,185
    Gannett Co., Inc.                                            251,340  2,417,891
*   Genesco, Inc.                                                 87,141  5,245,888
#   Gentex Corp.                                                 105,621  2,206,423
    Graham Holdings Co. Class B                                   13,857  7,199,404
*   Gray Television, Inc.                                        226,443  2,683,350
*   Gray Television, Inc. Class A                                  2,809     31,461
*   Green Brick Partners, Inc.                                     1,317     12,643
    Group 1 Automotive, Inc.                                     122,299  9,880,536

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                       SHARES    VALUE+
                                                                       ------- -----------
Consumer Discretionary -- (Continued)
#         Guess?, Inc.                                                 202,966 $ 2,591,876
          Harman International Industries, Inc.                         29,486   3,277,664
          Harte-Hanks, Inc.                                             12,297      19,183
          Haverty Furniture Cos., Inc.                                 108,607   2,367,633
          Haverty Furniture Cos., Inc. Class A                             700      15,120
*         Helen of Troy, Ltd.                                          120,833  11,273,719
*         Hemisphere Media Group, Inc.                                   2,000      22,400
          Hooker Furniture Corp.                                        53,234   1,767,369
*         Horizon Global Corp.                                          48,029     939,928
*         Iconix Brand Group, Inc.                                     137,813   1,418,096
          ILG, Inc.                                                     75,128   1,423,676
#         International Game Technology P.L.C.                         145,862   3,852,215
          International Speedway Corp. Class A                         125,710   4,607,271
*         Intrawest Resorts Holdings, Inc.                              12,813     264,076
#*        iRobot Corp.                                                   1,711     103,618
*         Isle of Capri Casinos, Inc.                                   56,521   1,345,765
*         J Alexander's Holdings, Inc.                                   5,262      52,620
#*        JAKKS Pacific, Inc.                                           21,625     110,288
#*        JC Penney Co., Inc.                                          237,295   1,578,012
          John Wiley & Sons, Inc. Class A                               15,012     827,161
          Johnson Outdoors, Inc. Class A                               100,746   3,473,722
*         K12, Inc.                                                     49,670     989,923
*         Kirkland's, Inc.                                              53,915     748,340
          Kohl's Corp.                                                  23,081     919,316
#*        Kona Grill, Inc.                                               1,474      13,487
*         La Quinta Holdings, Inc.                                      96,180   1,359,023
          La-Z-Boy, Inc.                                               211,867   6,059,396
*         Lakeland Industries, Inc.                                     20,007     217,076
#*        Lands' End, Inc.                                               1,198      18,389
#         LCI Industries                                                   245      26,889
          Lear Corp.                                                    64,583   9,176,598
          Lennar Corp. Class B                                          55,123   1,982,223
          Libbey, Inc.                                                   8,825     150,996
*         Liberty Expedia Holdings, Inc. Class A                        56,310   2,478,203
*         Liberty TripAdvisor Holdings, Inc. Class A                   116,810   2,096,739
*         Liberty Ventures Series A                                     84,465   3,686,897
          Lifetime Brands, Inc.                                         61,457     918,782
#         Lithia Motors, Inc. Class A                                   73,939   7,624,590
*         Live Nation Entertainment, Inc.                              194,698   5,572,257
*         Luby's, Inc.                                                 106,026     389,115
*         M/I Homes, Inc.                                               95,252   2,394,635
#*        Madison Square Garden Co. (The) Class A                       40,075   7,039,975
          Marcus Corp. (The)                                           108,304   3,211,214
*         MarineMax, Inc.                                              127,066   2,725,566
#         Marriott Vacations Worldwide Corp.                            78,912   6,824,310
#*        McClatchy Co. (The) Class A                                    6,372      73,533
          MDC Holdings, Inc.                                           137,454   3,716,756
(degrees) Media General, Inc.                                          109,358      33,890
#         Meredith Corp.                                                89,799   5,504,679
*         Meritage Homes Corp.                                          93,172   3,424,071
*         Modine Manufacturing Co.                                     147,459   2,005,442
*         Monarch Casino & Resort, Inc.                                  8,637     205,215
#*        Motorcar Parts of America, Inc.                               56,988   1,494,795

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Consumer Discretionary -- (Continued)
    Movado Group, Inc.                                             105,959 $ 2,876,787
*   MSG Networks, Inc. Class A                                      60,153   1,395,550
*   Murphy USA, Inc.                                                22,484   1,432,231
#   NACCO Industries, Inc. Class A                                  24,983   1,842,496
*   Nathan's Famous, Inc.                                            8,610     538,125
#*  Nautilus, Inc.                                                  32,258     559,676
*   New Home Co., Inc. (The)                                         1,300      13,572
    New Media Investment Group, Inc.                                26,822     408,767
*   New York & Co., Inc.                                            58,088     126,051
    New York Times Co. (The) Class A                               175,153   2,364,565
    News Corp. Class A                                             217,966   2,678,802
    News Corp. Class B                                              60,937     770,853
    Nexstar Media Group, Inc.                                       13,658     893,233
    Office Depot, Inc.                                           1,398,222   6,222,088
*   Overstock.com, Inc.                                              5,208      86,453
    P&F Industries, Inc. Class A                                     1,423      12,423
#   Penske Automotive Group, Inc.                                  236,131  12,836,081
*   Perfumania Holdings, Inc.                                       21,070      41,087
*   Perry Ellis International, Inc.                                 81,166   1,914,706
    Pier 1 Imports, Inc.                                           191,982   1,395,709
#*  Pinnacle Entertainment, Inc.                                    45,175     695,695
*   Potbelly Corp.                                                   7,096      92,248
    PulteGroup, Inc.                                             1,191,748  25,634,499
    PVH Corp.                                                       16,256   1,524,975
#*  Radio One, Inc. Class D                                         33,283      99,849
    RCI Hospitality Holdings, Inc.                                  40,210     705,686
*   Reading International, Inc. Class A                             21,060     344,331
*   Reading International, Inc. Class B                              6,238     116,339
*   Red Lion Hotels Corp.                                           79,093     632,744
*   Red Robin Gourmet Burgers, Inc.                                 59,273   2,818,431
*   Regis Corp.                                                    117,902   1,641,196
#   Rent-A-Center, Inc.                                            188,962   1,693,100
    Rocky Brands, Inc.                                              19,704     249,256
*   Ruby Tuesday, Inc.                                             101,881     199,687
    Saga Communications, Inc. Class A                               34,254   1,722,976
    Salem Media Group, Inc.                                         41,557     253,498
    Scholastic Corp.                                               140,916   6,451,134
*   Sequential Brands Group, Inc.                                    4,118      19,066
#   Service Corp. International                                    469,211  13,668,116
*   Shiloh Industries, Inc.                                        101,943   1,222,297
    Shoe Carnival, Inc.                                            115,172   2,944,948
#*  Shutterfly, Inc.                                                16,509     847,407
*   Skechers U.S.A., Inc. Class A                                   93,500   2,348,720
#   Sonic Automotive, Inc. Class A                                  68,762   1,609,031
    Spartan Motors, Inc.                                           103,699     819,222
    Speedway Motorsports, Inc.                                     190,035   4,083,852
    Standard Motor Products, Inc.                                  123,563   6,162,087
    Stanley Furniture Co., Inc.                                     49,624      46,647
    Staples, Inc.                                                  637,484   5,864,853
    Stein Mart, Inc.                                                29,940     109,580
*   Stoneridge, Inc.                                                67,036   1,100,061
    Strattec Security Corp.                                         12,875     396,550
    Superior Industries International, Inc.                        138,538   3,193,301

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
Consumer Discretionary -- (Continued)
    Superior Uniform Group, Inc.                                    78,672 $  1,338,997
*   Sypris Solutions, Inc.                                          17,149       15,606
#   Tailored Brands, Inc.                                           26,035      553,244
*   Tandy Leather Factory, Inc.                                     44,974      348,549
*   Taylor Morrison Home Corp. Class A                               4,183       81,150
    TEGNA, Inc.                                                    412,001    9,438,943
*   Tilly's, Inc. Class A                                            9,142      122,503
    Time, Inc.                                                     323,411    6,225,662
#*  Toll Brothers, Inc.                                            526,217   16,502,165
*   TopBuild Corp.                                                  55,126    2,045,726
    Tower International, Inc.                                        7,040      184,448
*   Townsquare Media, Inc. Class A                                   1,900       20,292
*   Trans World Entertainment Corp.                                 62,666      172,332
*   TRI Pointe Group, Inc.                                         492,297    6,040,484
#*  Tuesday Morning Corp.                                          179,144      770,319
*   UCP, Inc. Class A                                               20,082      227,931
*   Unifi, Inc.                                                     94,608    2,544,009
#*  Universal Electronics, Inc.                                     25,611    1,523,855
    Vail Resorts, Inc.                                              19,069    3,271,096
#*  Vera Bradley, Inc.                                              64,181      735,514
*   Vista Outdoor, Inc.                                             38,155    1,099,246
*   Visteon Corp.                                                    9,494      850,378
#*  Vitamin Shoppe, Inc.                                            52,778    1,142,644
*   VOXX International Corp.                                        12,600       52,920
*   WCI Communities, Inc.                                           30,911      723,317
#   Wendy's Co. (The)                                            1,307,950   17,696,563
*   West Marine, Inc.                                               89,263      827,468
    Weyco Group, Inc.                                               12,945      364,790
#*  William Lyon Homes Class A                                      22,061      389,377
    Winnebago Industries, Inc.                                      56,546    1,775,544
    Wolverine World Wide, Inc.                                      78,722    1,849,180
*   ZAGG, Inc.                                                      60,272      403,822
#*  Zumiez, Inc.                                                    19,878      398,554
                                                                           ------------
Total Consumer Discretionary                                                557,222,217
                                                                           ------------
Consumer Staples -- (3.7%)
    Alico, Inc.                                                      8,529      229,857
#*  Alliance One International, Inc.                                19,788      329,470
    Andersons, Inc. (The)                                          126,005    4,756,689
*   Bridgford Foods Corp.                                            2,376       28,239
#   Cal-Maine Foods, Inc.                                            6,788      283,060
#   Casey's General Stores, Inc.                                     6,244      717,436
*   CCA Industries, Inc.                                             9,091       23,637
#*  Central Garden & Pet Co.                                        61,250    2,012,062
*   Central Garden & Pet Co. Class A                               176,558    5,434,455
#*  Chefs' Warehouse, Inc. (The)                                    23,860      398,462
#   Coca-Cola Bottling Co. Consolidated                              5,966    1,007,299
#*  Craft Brew Alliance, Inc.                                       90,069    1,369,049
*   Darling Ingredients, Inc.                                      462,528    5,550,336
#   Dean Foods Co.                                                 236,973    4,706,284
*   Edgewell Personal Care Co.                                      12,003      946,317
    Energizer Holdings, Inc.                                        12,003      605,791
#*  Farmer Brothers Co.                                             42,859    1,491,493

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Consumer Staples -- (Continued)
    Fresh Del Monte Produce, Inc.                                253,809 $ 14,530,565
#*  Hain Celestial Group, Inc. (The)                             181,064    7,162,892
    Ingles Markets, Inc. Class A                                  64,005    2,896,226
    Ingredion, Inc.                                              176,275   22,596,692
    Inter Parfums, Inc.                                           27,619      941,808
    J&J Snack Foods Corp.                                            800      102,056
    John B. Sanfilippo & Son, Inc.                                47,866    3,149,104
*   Landec Corp.                                                 114,200    1,438,920
    Mannatech, Inc.                                                8,479      168,308
#   MGP Ingredients, Inc.                                         59,094    2,504,995
*   Natural Alternatives International, Inc.                      13,307      151,700
#*  Natural Grocers by Vitamin Cottage, Inc.                       4,400       55,616
    Nutraceutical International Corp.                             63,201    2,117,233
    Oil-Dri Corp. of America                                      28,763      967,875
*   Omega Protein Corp.                                          123,884    3,090,906
#   Orchids Paper Products Co.                                    26,967      736,469
    Pinnacle Foods, Inc.                                         161,103    8,569,069
#*  Post Holdings, Inc.                                          241,453   20,204,787
*   Primo Water Corp.                                              1,862       24,057
#   Sanderson Farms, Inc.                                         45,028    4,097,548
*   Seaboard Corp.                                                 2,639   10,160,150
*   Seneca Foods Corp. Class A                                    29,598    1,061,088
*   Seneca Foods Corp. Class B                                     1,786       68,850
#*  Smart & Final Stores, Inc.                                     3,236       46,437
#   Snyder's-Lance, Inc.                                          99,442    3,816,584
    SpartanNash Co.                                              230,863    8,740,473
#   Spectrum Brands Holdings, Inc.                                55,368    7,385,537
#*  TreeHouse Foods, Inc.                                         45,157    3,426,513
*   United Natural Foods, Inc.                                   115,889    5,296,127
    Universal Corp.                                              108,949    7,408,532
    Village Super Market, Inc. Class A                            13,124      397,526
    Weis Markets, Inc.                                            47,949    2,850,089
                                                                         ------------
Total Consumer Staples                                                    176,054,668
                                                                         ------------
Energy -- (5.8%)
    Adams Resources & Energy, Inc.                                23,604      914,655
#   Alon USA Energy, Inc.                                        151,155    1,702,005
#*  Antero Resources Corp.                                        63,527    1,550,694
    Archrock, Inc.                                                53,429      780,063
*   Barnwell Industries, Inc.                                     21,737       36,410
#   Bristow Group, Inc.                                          117,000    2,066,220
*   Callon Petroleum Co.                                         199,113    3,042,447
*   Clayton Williams Energy, Inc.                                  9,265    1,347,594
*   Clean Energy Fuels Corp.                                      67,064      173,696
#   CONSOL Energy, Inc.                                          842,726   14,275,778
*   Contango Oil & Gas Co.                                        60,372      489,013
#   CVR Energy, Inc.                                              25,552      567,510
*   Dawson Geophysical Co.                                        52,861      418,659
    Delek US Holdings, Inc.                                      204,158    4,573,139
#   DHT Holdings, Inc.                                            73,099      342,834
#*  Diamond Offshore Drilling, Inc.                              266,866    4,371,265
#*  Dorian LPG, Ltd.                                              53,065      600,165
#*  Dril-Quip, Inc.                                               55,207    3,433,875

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Energy -- (Continued)
*   Earthstone Energy, Inc.                                          1,896 $    24,686
*   Eclipse Resources Corp.                                         23,196      57,062
    EnLink Midstream LLC                                           137,887   2,392,339
*   Era Group, Inc.                                                 74,042   1,159,498
*   Exterran Corp.                                                 125,763   3,901,168
*   Forum Energy Technologies, Inc.                                300,551   6,521,957
    GasLog, Ltd.                                                       559       9,335
    Green Plains, Inc.                                             135,748   3,054,330
    Gulf Island Fabrication, Inc.                                   41,467     576,391
    Hallador Energy Co.                                              2,000      18,800
*   Helix Energy Solutions Group, Inc.                             437,612   3,710,950
#   Helmerich & Payne, Inc.                                        299,637  21,322,169
#   HollyFrontier Corp.                                            319,669   9,260,811
*   International Seaways, Inc.                                         29         504
#*  Jones Energy, Inc. Class A                                       8,900      39,605
#*  Kosmos Energy, Ltd.                                             62,184     406,683
*   Matrix Service Co.                                              84,421   1,891,030
#*  McDermott International, Inc.                                  444,367   3,599,373
*   Mitcham Industries, Inc.                                        34,470     167,352
#   Murphy Oil Corp.                                                63,705   1,841,712
    Nabors Industries, Ltd.                                      1,005,170  16,334,013
*   Natural Gas Services Group, Inc.                                67,821   1,946,463
*   Newpark Resources, Inc.                                        401,498   3,031,310
*   Oasis Petroleum, Inc.                                          794,540  11,234,796
#*  Oil States International, Inc.                                 164,987   6,516,987
*   Pacific Ethanol, Inc.                                            1,577      11,197
    Panhandle Oil and Gas, Inc. Class A                              4,250      93,500
#*  Par Pacific Holdings, Inc.                                         769      11,174
*   Parker Drilling Co.                                            239,693     611,217
#   Patterson-UTI Energy, Inc.                                     437,381  12,264,163
#   PBF Energy, Inc. Class A                                       315,077   7,306,636
*   PDC Energy, Inc.                                               106,340   7,862,780
*   PHI, Inc. Non-Voting                                            46,284     733,601
*   PHI, Inc. Voting                                                   787      12,293
*   Pioneer Energy Services Corp.                                  119,485     752,756
*   QEP Resources, Inc.                                            135,836   2,368,980
#*  Renewable Energy Group, Inc.                                   142,552   1,240,202
#*  REX American Resources Corp.                                    43,724   3,630,404
*   Rice Energy, Inc.                                              134,910   2,675,265
*   RigNet, Inc.                                                     5,900     116,525
#*  Ring Energy, Inc.                                               13,123     173,224
#*  Rowan Cos. P.L.C. Class A                                      143,564   2,572,667
#   RPC, Inc.                                                       14,022     301,753
*   RSP Permian, Inc.                                              245,432  10,445,586
#   Scorpio Tankers, Inc.                                          165,200     632,716
#*  SEACOR Holdings, Inc.                                           69,191   5,090,382
    SemGroup Corp. Class A                                         115,311   4,577,847
#   Ship Finance International, Ltd.                                53,723     805,845
#   SM Energy Co.                                                   12,542     382,656
#   Superior Energy Services, Inc.                                 283,185   5,003,879
#*  Synergy Resources Corp.                                        179,822   1,548,267
    Targa Resources Corp.                                          167,165   9,632,047
#*  TechnipFMC P.L.C.                                              252,913   8,502,935

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
Energy -- (Continued)
    Teekay Tankers, Ltd. Class A                                   344,924 $    845,064
#*  Tesco Corp.                                                    141,950    1,220,770
*   TETRA Technologies, Inc.                                       107,741      534,395
#*  Transocean, Ltd.                                             1,304,236   18,220,177
#*  Unit Corp.                                                     127,074    3,303,924
    Western Refining, Inc.                                         228,917    8,014,384
*   Whiting Petroleum Corp.                                        341,554    3,787,834
*   Willbros Group, Inc.                                            87,439      264,940
    World Fuel Services Corp.                                       45,417    2,020,148
*   WPX Energy, Inc.                                               775,275   10,799,581
                                                                           ------------
Total Energy                                                                278,077,060
                                                                           ------------
Financials -- (26.1%)
    1st Constitution Bancorp                                           865       14,532
    1st Source Corp.                                               215,054    9,701,086
    A-Mark Precious Metals, Inc.                                     1,556       29,517
#   Access National Corp.                                           12,288      327,844
    ACNB Corp.                                                         497       14,910
*   Alleghany Corp.                                                 19,620   11,999,003
    Allied World Assurance Co. Holdings AG                         454,224   24,132,921
*   Ambac Financial Group, Inc.                                     65,248    1,364,988
    American Equity Investment Life Holding Co.                    318,969    7,527,668
    American Financial Group, Inc.                                 370,385   31,916,075
    American National Bankshares, Inc.                              15,485      549,718
    American National Insurance Co.                                 41,466    4,834,521
*   American River Bankshares                                        8,728      130,920
    Ameris Bancorp                                                  72,601    3,274,305
    AMERISAFE, Inc.                                                 88,937    5,607,478
    AmeriServ Financial, Inc.                                      148,391      586,144
    Argo Group International Holdings, Ltd.                        189,021   12,087,893
    Arrow Financial Corp.                                            1,727       60,963
    Aspen Insurance Holdings, Ltd.                                 254,728   14,366,659
    Associated Banc-Corp                                           466,648   11,806,194
    Assurant, Inc.                                                 319,133   30,997,388
    Assured Guaranty, Ltd.                                         448,331   17,444,559
*   Asta Funding, Inc.                                              54,947      560,459
    Astoria Financial Corp.                                        315,078    5,958,125
    Atlantic American Corp.                                          9,523       35,711
*   Atlantic Coast Financial Corp.                                   6,282       45,387
*   Atlanticus Holdings Corp.                                       55,958      158,921
*   Atlas Financial Holdings, Inc.                                   1,510       25,670
    Auburn National Bancorporation, Inc.                               513       16,852
    Axis Capital Holdings, Ltd.                                    324,451   20,768,109
    Baldwin & Lyons, Inc. Class A                                      276        6,712
    Baldwin & Lyons, Inc. Class B                                   58,678    1,408,272
#   Banc of California, Inc.                                        60,270      952,266
    BancFirst Corp.                                                  6,451      608,652
    Bancorp of New Jersey, Inc.                                        541        7,493
*   Bancorp, Inc. (The)                                            102,969      616,784
    BancorpSouth, Inc.                                             275,023    8,168,183
    Bank Mutual Corp.                                              143,472    1,370,158
    Bank of Commerce Holdings                                        3,841       38,218
    Bank of Marin Bancorp                                            1,602      107,654

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CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
    BankFinancial Corp.                                             71,593 $   964,358
    Banner Corp.                                                    49,647   2,786,190
#   Bar Harbor Bankshares                                           28,306   1,226,499
    BCB Bancorp, Inc.                                                6,576      89,105
    Bear State Financial, Inc.                                       9,438      95,041
    Beneficial Bancorp, Inc.                                       130,586   2,330,960
    Berkshire Hills Bancorp, Inc.                                  131,789   4,665,331
    Blue Hills Bancorp, Inc.                                         4,520      85,880
    BNC Bancorp                                                     16,060     566,115
#*  BofI Holding, Inc.                                             227,512   6,711,604
#   BOK Financial Corp.                                            105,640   8,687,834
    Boston Private Financial Holdings, Inc.                        266,928   4,404,312
    Bridge Bancorp, Inc.                                             4,683     169,290
    Brookline Bancorp, Inc.                                        227,894   3,589,330
    Bryn Mawr Bank Corp.                                            36,318   1,454,536
*   BSB Bancorp, Inc.                                                  435      12,071
    C&F Financial Corp.                                              4,020     174,267
    Calamos Asset Management, Inc. Class A                          26,268     221,177
    California First National Bancorp                               17,918     289,376
    Camden National Corp.                                           37,486   1,554,919
    Capital Bank Financial Corp. Class A                            45,888   1,807,987
    Capital City Bank Group, Inc.                                   37,417     774,158
    Capitol Federal Financial, Inc.                                390,051   6,026,288
    Cardinal Financial Corp.                                       123,698   3,879,169
*   Cascade Bancorp                                                141,007   1,123,826
    Cathay General Bancorp                                         299,120  10,899,933
    CenterState Banks, Inc.                                         84,059   2,050,199
    Central Pacific Financial Corp.                                 45,947   1,439,520
    Central Valley Community Bancorp                                   744      15,051
    Century Bancorp, Inc. Class A                                    3,160     190,548
    Charter Financial Corp.                                          2,814      48,345
    Chemical Financial Corp.                                        94,890   4,690,413
    Citizens & Northern Corp.                                        1,746      41,485
    Citizens Community Bancorp, Inc.                                29,400     366,324
    Citizens Holding Co.                                             1,122      28,611
#*  Citizens, Inc.                                                 167,031   1,546,707
    City Holding Co.                                                14,788     962,551
    Clifton Bancorp, Inc.                                           22,265     345,553
    CNB Financial Corp.                                              3,982      93,418
    CNO Financial Group, Inc.                                    1,201,584  22,721,953
    CoBiz Financial, Inc.                                          131,357   2,301,375
    Codorus Valley Bancorp, Inc.                                     5,850     150,170
*   Colony Bankcorp, Inc.                                            4,653      64,444
    Columbia Banking System, Inc.                                  151,543   6,025,350
#   Community Bank System, Inc.                                    123,795   7,224,676
    Community Trust Bancorp, Inc.                                   36,430   1,684,887
    Community West Bancshares                                       16,252     164,958
    ConnectOne Bancorp, Inc.                                        47,808   1,180,858
*   Consumer Portfolio Services, Inc.                               85,246     407,476
#*  Cowen Group, Inc. Class A                                       59,095     886,425
*   CU Bancorp                                                       1,160      42,050
*   Customers Bancorp, Inc.                                         36,567   1,260,099
#   CVB Financial Corp.                                             52,409   1,181,299

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                        SHARES    VALUE+
                                                                        ------- -----------
Financials -- (Continued)
           Dime Community Bancshares, Inc.                               87,594 $ 1,874,512
           Donegal Group, Inc. Class A                                   69,213   1,139,938
           Donegal Group, Inc. Class B                                    6,421     104,502
*          E*TRADE Financial Corp.                                      290,073  10,863,234
*          Eagle Bancorp, Inc.                                              585      35,831
           East West Bancorp, Inc.                                          850      43,724
           Eastern Virginia Bankshares, Inc.                              9,379      93,790
           EMC Insurance Group, Inc.                                    206,253   6,012,275
           Employers Holdings, Inc.                                     100,964   3,680,138
#*         Encore Capital Group, Inc.                                    80,657   2,496,334
           Endurance Specialty Holdings, Ltd.                           344,515  31,933,095
#*         Enova International, Inc.                                     42,658     601,478
*          Enstar Group, Ltd.                                             5,360   1,037,964
           Enterprise Bancorp, Inc.                                       7,891     265,217
           Enterprise Financial Services Corp.                           42,119   1,754,256
           ESSA Bancorp, Inc.                                            21,306     337,274
           Evans Bancorp, Inc.                                            8,434     311,215
           EverBank Financial Corp.                                     147,633   2,868,509
#*         Ezcorp, Inc. Class A                                          53,917     533,778
           Farmers Capital Bank Corp.                                     6,260     232,559
#          Farmers National Banc Corp.                                    5,782      72,853
           FBL Financial Group, Inc. Class A                            126,005   8,795,149
*          FCB Financial Holdings, Inc. Class A                          26,169   1,228,635
           Federal Agricultural Mortgage Corp. Class A                    2,471     148,260
           Federal Agricultural Mortgage Corp. Class C                   43,772   2,436,350
           Federated National Holding Co.                                55,257   1,013,413
#          Fidelity & Guaranty Life                                       4,011      96,063
           Fidelity Southern Corp.                                       40,509     941,834
           Financial Institutions, Inc.                                  25,514     840,686
*          First Acceptance Corp.                                        90,168     143,367
           First American Financial Corp.                               291,331  10,948,219
*          First BanCorp(318672706)                                     165,571   1,112,637
           First Bancorp(318910106)                                      68,195   1,996,068
#          First Bancorp, Inc.                                           18,788     507,276
           First Bancshares, Inc. (The)                                     271       7,493
           First Busey Corp.                                             52,057   1,522,667
           First Business Financial Services, Inc.                        5,400     130,842
           First Citizens BancShares, Inc. Class A                       20,291   7,441,521
           First Commonwealth Financial Corp.                           285,908   4,037,021
           First Community Bancshares, Inc.                              39,339   1,144,765
           First Connecticut Bancorp, Inc.                                6,781     153,590
           First Defiance Financial Corp.                                36,856   1,786,042
           First Federal of Northern Michigan Bancorp, Inc.               5,000      41,000
           First Financial Bancorp                                      122,267   3,368,456
           First Financial Corp.                                         45,672   2,208,241
           First Financial Northwest, Inc.                              111,813   2,320,120
#*         First Foundation, Inc.                                         1,440      20,880
#          First Horizon National Corp.                                 119,916   2,398,320
#          First Interstate BancSystem, Inc. Class A                     48,462   1,994,211
           First Merchants Corp.                                        165,434   6,341,085
           First Midwest Bancorp, Inc.                                  271,975   6,603,553
           First of Long Island Corp. (The)                                 600      16,260
(degrees)* First Place Financial Corp.                                  114,087          --

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
    First South Bancorp, Inc.                                        967 $    11,981
*   First United Corp.                                             3,679      52,610
    FirstCash, Inc.                                              104,660   4,468,982
*   Flagstar Bancorp, Inc.                                        90,284   2,326,619
    Flushing Financial Corp.                                     119,416   3,248,115
#   FNB Corp.                                                    662,307   9,894,867
*   FNFV Group                                                    30,474     396,162
    Fulton Financial Corp.                                       634,174  11,541,967
    Gain Capital Holdings, Inc.                                   36,451     273,747
*   Genworth Financial, Inc. Class A                             281,302     945,175
    German American Bancorp, Inc.                                 61,710   2,961,463
#   Glacier Bancorp, Inc.                                         96,656   3,434,188
*   Global Indemnity, Ltd.                                        60,021   2,371,430
    Great Southern Bancorp, Inc.                                  28,642   1,433,532
    Great Western Bancorp, Inc.                                   21,157     904,462
#*  Green Bancorp, Inc.                                            1,500      25,725
*   Green Dot Corp. Class A                                      122,316   3,278,069
#*  Greenlight Capital Re, Ltd. Class A                           89,989   2,033,751
    Guaranty Bancorp                                              22,060     533,852
    Guaranty Federal Bancshares, Inc.                             14,051     286,640
*   Hallmark Financial Services, Inc.                             69,665     762,135
    Hancock Holding Co.                                          214,163   9,819,374
    Hanmi Financial Corp.                                         78,310   2,595,976
    Hanover Insurance Group, Inc. (The)                          140,426  11,787,358
    Hawthorn Bancshares, Inc.                                      9,872     191,023
#   HCI Group, Inc.                                               32,155   1,329,931
    Heartland Financial USA, Inc.                                 16,317     763,636
    Heritage Commerce Corp.                                      104,426   1,466,141
    Heritage Financial Corp.                                      39,220   1,000,110
#   Heritage Insurance Holdings, Inc.                             18,493     262,231
    Hilltop Holdings, Inc.                                       306,847   8,401,471
    Hingham Institution for Savings                                1,253     242,318
*   HMN Financial, Inc.                                           17,795     324,759
#   Home Bancorp, Inc.                                             5,323     189,339
*   HomeStreet, Inc.                                              34,975     916,345
*   HomeTrust Bancshares, Inc.                                    14,464     357,984
    Hope Bancorp, Inc.                                           372,971   7,798,824
    HopFed Bancorp, Inc.                                          27,899     395,887
    Horace Mann Educators Corp.                                  251,498  10,399,442
    Horizon Bancorp                                               23,969     614,325
    Iberiabank Corp.                                             124,538  10,230,797
    Independence Holding Co.                                      47,444     944,136
    Independent Bank Corp.(453836108)                             73,364   4,574,245
    Independent Bank Corp.(453838609)                             43,229     907,809
    Independent Bank Group, Inc.                                   3,290     204,474
    Infinity Property & Casualty Corp.                            91,263   7,926,192
    Interactive Brokers Group, Inc. Class A                       41,338   1,543,561
    International Bancshares Corp.                               205,815   7,635,736
*   INTL. FCStone, Inc.                                           39,944   1,473,135
    Investment Technology Group, Inc.                             96,034   1,932,204
    Investors Bancorp, Inc.                                      809,439  11,615,450
    Investors Title Co.                                            7,764     943,481
    Janus Capital Group, Inc.                                    430,097   5,376,212

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
*   KCG Holdings, Inc. Class A                                   125,813 $ 1,757,608
    Kearny Financial Corp.                                        72,558   1,106,509
    Kemper Corp.                                                 174,423   7,535,074
    Kentucky First Federal Bancorp                                   496       4,712
#   Kingstone Cos., Inc.                                           1,214      14,507
*   Ladenburg Thalmann Financial Services, Inc.                   26,435      60,801
    Lake Shore Bancorp, Inc.                                       1,066      16,896
    Lakeland Bancorp, Inc.                                       136,571   2,533,392
#   Lakeland Financial Corp.                                      32,815   1,457,642
    Landmark Bancorp, Inc.                                         2,964      90,402
#   LCNB Corp.                                                       612      13,770
    LegacyTexas Financial Group, Inc.                             56,397   2,330,324
#   Legg Mason, Inc.                                             367,311  11,640,086
*   LendingTree, Inc.                                              1,619     181,166
    Leucadia National Corp.                                       14,822     353,505
    Macatawa Bank Corp.                                           83,137     849,660
    Mackinac Financial Corp.                                      14,051     186,597
*   Magyar Bancorp, Inc.                                           6,751      87,054
    Maiden Holdings, Ltd.                                        238,398   4,231,564
    MainSource Financial Group, Inc.                             118,760   3,902,454
*   Malvern Bancorp, Inc.                                            743      15,269
    Marlin Business Services Corp.                                61,664   1,415,189
    MB Financial, Inc.                                           209,158   9,313,806
#*  MBIA, Inc.                                                   521,142   5,315,648
    MBT Financial Corp.                                           54,563     589,280
    Mercantile Bank Corp.                                         38,174   1,233,020
    Merchants Bancshares, Inc.                                    13,907     709,257
#   Mercury General Corp.                                         10,281     650,273
    Meridian Bancorp, Inc.                                        97,650   1,840,702
    Meta Financial Group, Inc.                                    17,309   1,520,596
*   MGIC Investment Corp.                                        394,009   4,196,196
    Mid Penn Bancorp, Inc.                                           262       6,485
#   MidSouth Bancorp, Inc.                                        29,233     422,417
    MidWestOne Financial Group, Inc.                              16,967     599,105
*   MSB Financial Corp.                                            3,419      48,892
    MutualFirst Financial, Inc.                                   17,676     552,375
    National Bank Holdings Corp. Class A                          65,744   2,136,680
    National General Holdings Corp.                                5,105     125,021
    National Security Group, Inc. (The)                              193       3,115
    National Western Life Group, Inc. Class A                      5,667   1,661,281
    Navient Corp.                                                593,869   8,931,790
    Navigators Group, Inc. (The)                                 153,512   8,619,699
    NBT Bancorp, Inc.                                             48,343   1,969,494
    Nelnet, Inc. Class A                                         109,310   5,359,469
*   NewStar Financial, Inc.                                      162,632   1,444,172
*   Nicholas Financial, Inc.                                       7,550      83,050
*   NMI Holdings, Inc. Class A                                    45,959     496,357
    Northeast Bancorp                                              1,422      20,192
#   Northfield Bancorp, Inc.                                     114,229   2,061,833
    Northrim BanCorp, Inc.                                        24,258     685,289
    Northwest Bancshares, Inc.                                   299,089   5,105,449
    Norwood Financial Corp.                                        2,565      93,597
    OceanFirst Financial Corp.                                    46,224   1,313,224

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
    OFG Bancorp                                                    124,853 $ 1,654,302
    Ohio Valley Banc Corp.                                           1,614      45,192
    Old Line Bancshares, Inc.                                        2,048      54,907
    Old National Bancorp.                                          334,183   5,931,748
    Old Republic International Corp.                               794,513  16,525,870
    Old Second Bancorp, Inc.                                        44,785     483,678
    OneBeacon Insurance Group, Ltd. Class A                         71,605   1,162,149
    Oppenheimer Holdings, Inc. Class A                              13,535     231,449
    Opus Bank                                                       17,123     348,453
    Oritani Financial Corp.                                         93,026   1,614,001
    Orrstown Financial Services, Inc.                                  450       9,878
    Pacific Continental Corp.                                       30,278     750,894
*   Pacific Mercantile Bancorp                                      32,849     234,870
*   Pacific Premier Bancorp, Inc.                                   17,590     692,166
    PacWest Bancorp                                                281,878  15,616,041
    Park Sterling Corp.                                             90,477   1,058,581
    Parke Bancorp, Inc.                                                770      15,092
*   Patriot National Bancorp, Inc.                                     720      10,080
    Peapack Gladstone Financial Corp.                               27,286     824,174
#   Penns Woods Bancorp, Inc.                                        1,635      75,537
#   People's United Financial, Inc.                              1,096,518  20,559,712
    People's Utah Bancorp                                              600      15,150
    Peoples Bancorp of North Carolina, Inc.                          4,643     120,718
    Peoples Bancorp, Inc.                                           39,920   1,239,516
#   Peoples Financial Services Corp.                                   341      14,663
#*  PHH Corp.                                                      183,302   2,672,543
*   PICO Holdings, Inc.                                             60,248     858,534
    Pinnacle Financial Partners, Inc.                              116,266   7,772,382
*   Piper Jaffray Cos.                                              42,749   3,013,804
    Popular, Inc.                                                  169,641   7,537,150
#*  PRA Group, Inc.                                                 17,400     692,520
    Preferred Bank                                                  21,879   1,212,315
    Premier Financial Bancorp, Inc.                                 18,912     346,468
#   Primerica, Inc.                                                 72,216   5,448,697
    PrivateBancorp, Inc.                                           107,998   5,903,171
    ProAssurance Corp.                                             100,392   5,461,325
    Prosperity Bancshares, Inc.                                    202,126  14,680,411
    Provident Financial Holdings, Inc.                              26,149     484,541
    Provident Financial Services, Inc.                             227,791   6,029,628
    Prudential Bancorp, Inc.                                           156       2,735
    QCR Holdings, Inc.                                               5,947     249,477
    Radian Group, Inc.                                             439,207   8,081,409
*   Regional Management Corp.                                       13,716     343,037
    Reinsurance Group of America, Inc.                             249,518  31,307,023
    RenaissanceRe Holdings, Ltd.                                   149,605  20,394,154
    Renasant Corp.                                                 137,344   5,466,291
    Republic Bancorp, Inc. Class A                                  16,730     579,695
#*  Republic First Bancorp, Inc.                                     4,394      33,175
    Riverview Bancorp, Inc.                                         19,118     146,635
#   RLI Corp.                                                       33,932   2,016,239
*   Royal Bancshares of Pennsylvania, Inc. Class A                   5,264      20,898
    S&T Bancorp, Inc.                                               87,232   3,281,668
*   Safeguard Scientifics, Inc.                                     34,352     413,942

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
    Safety Insurance Group, Inc.                                  70,391 $ 5,047,035
    Salisbury Bancorp, Inc.                                          490      19,012
    Sandy Spring Bancorp, Inc.                                    95,300   3,904,441
*   Santander Consumer USA Holdings, Inc.                         65,000     859,300
    SB Financial Group, Inc.                                       1,320      23,430
*   Seacoast Banking Corp. of Florida                             19,987     435,317
*   Security National Financial Corp. Class A                     10,721      75,044
*   Select Bancorp, Inc.                                           6,103      63,044
    Selective Insurance Group, Inc.                              222,371   9,272,871
    Shore Bancshares, Inc.                                         5,614      90,329
    SI Financial Group, Inc.                                      19,230     289,412
    Sierra Bancorp                                                 8,712     233,133
#   Simmons First National Corp. Class A                         115,564   6,951,175
*   SLM Corp.                                                     98,617   1,171,570
    South State Corp.                                             66,467   5,942,150
*   Southern First Bancshares, Inc.                               14,863     526,150
    Southern Missouri Bancorp, Inc.                                2,162      72,773
    Southern National Bancorp of Virginia, Inc.                    1,185      18,996
#   Southside Bancshares, Inc.                                    53,270   1,819,703
    Southwest Bancorp, Inc.                                       68,246   1,890,414
    Southwest Georgia Financial Corp.                                731      14,803
    State Auto Financial Corp.                                   156,245   3,946,749
    State Bank Financial Corp.                                    40,627   1,074,178
    State National Cos., Inc.                                      4,106      56,499
    Sterling Bancorp                                             355,816   8,486,212
    Stewart Information Services Corp.                            70,392   3,074,723
#*  Stifel Financial Corp.                                        60,974   3,068,821
#   Stock Yards Bancorp, Inc.                                        750      33,600
    Stonegate Bank                                                 1,992      90,656
    Suffolk Bancorp                                               62,080   2,571,354
    Summit Financial Group, Inc.                                   1,109      29,000
    Sun Bancorp, Inc.                                             14,417     360,425
    Sussex Bancorp                                                 7,441     158,121
    Synovus Financial Corp.                                      292,437  12,188,774
    TCF Financial Corp.                                          492,910   8,551,988
    Territorial Bancorp, Inc.                                     12,906     408,733
#*  Texas Capital Bancshares, Inc.                                57,599   4,751,917
    TheStreet, Inc.                                               60,577      49,673
    Timberland Bancorp, Inc.                                      52,391   1,095,496
    Tiptree, Inc.                                                136,453     893,767
#   Tompkins Financial Corp.                                      14,598   1,321,849
#   Towne Bank                                                   143,758   4,629,008
    Trico Bancshares                                              43,565   1,606,242
*   TriState Capital Holdings, Inc.                                8,820     195,804
    TrustCo Bank Corp. NY                                        207,336   1,741,622
#   Trustmark Corp.                                              218,454   7,344,423
    UMB Financial Corp.                                           25,764   1,987,435
    Umpqua Holdings Corp.                                        747,607  13,688,684
*   Unico American Corp.                                          35,600     363,120
    Union Bankshares Corp.                                       200,632   7,375,232
    United Bancshares, Inc.                                          590      13,260
#   United Bankshares, Inc.                                      125,233   5,610,438
    United Community Bancorp                                         870      14,747

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES      VALUE+
                                                                 ------- --------------
Financials -- (Continued)
    United Community Banks, Inc.                                  90,500 $    2,545,765
    United Community Financial Corp.                             164,340      1,398,533
    United Financial Bancorp, Inc.                               141,505      2,554,165
    United Fire Group, Inc.                                      108,057      5,100,290
    United Insurance Holdings Corp.                               17,304        236,546
*   United Security Bancshares                                     1,671         13,201
    Unity Bancorp, Inc.                                           27,075        445,384
    Universal Insurance Holdings, Inc.                            49,436      1,292,751
    Univest Corp. of Pennsylvania                                 32,795        923,179
    Validus Holdings, Ltd.                                       273,291     15,577,587
    Valley National Bancorp                                      477,051      5,777,088
*   Veritex Holdings, Inc.                                           913         24,797
*   Walker & Dunlop, Inc.                                         89,820      2,821,246
    Washington Federal, Inc.                                     326,323     10,719,711
    Washington Trust Bancorp, Inc.                                17,053        929,388
    WashingtonFirst Bankshares, Inc.                                 516         14,371
    Waterstone Financial, Inc.                                    38,741        701,212
    Wayne Savings Bancshares, Inc.                                 1,300         23,400
#   Webster Financial Corp.                                      209,439     10,999,736
    WesBanco, Inc.                                               204,893      8,503,059
    West Bancorporation, Inc.                                     90,568      2,064,950
#   Westamerica Bancorporation                                       551         31,269
*   Western Alliance Bancorp                                     109,770      5,420,443
    Western New England Bancorp, Inc.                            115,685      1,122,144
    White Mountains Insurance Group, Ltd.                            715        650,478
    Wintrust Financial Corp.                                     182,739     13,084,112
#   WR Berkley Corp.                                             223,655     15,031,853
    WSFS Financial Corp.                                          30,861      1,398,003
    WVS Financial Corp.                                            1,304         19,234
    Yadkin Financial Corp.                                        36,141      1,156,512
#   Zions Bancorporation                                         770,717     32,516,550
                                                                         --------------
Total Financials                                                          1,243,949,333
                                                                         --------------
Health Care -- (4.5%)
#   Aceto Corp.                                                  162,117      3,094,814
*   Addus HomeCare Corp.                                          62,264      2,126,316
#*  Adverum Biotechnologies, Inc.                                  3,552         10,301
#*  Air Methods Corp.                                             80,458      2,872,351
#*  Albany Molecular Research, Inc.                              137,879      2,536,974
*   Alere, Inc.                                                  177,374      6,562,838
*   Almost Family, Inc.                                           28,870      1,364,107
#*  Amedisys, Inc.                                                97,525      4,468,595
*   American Shared Hospital Services                              8,624         38,808
*   AMN Healthcare Services, Inc.                                 66,419      2,381,121
#*  Amphastar Pharmaceuticals, Inc.                               26,005        409,579
#   Analogic Corp.                                                33,505      2,601,663
*   AngioDynamics, Inc.                                          105,807      1,702,964
*   Anika Therapeutics, Inc.                                      68,061      3,439,803
#*  Aptevo Therapeutics, Inc.                                     39,164         77,936
*   Arrhythmia Research Technology, Inc.                           1,132          4,766
#*  Bio-Rad Laboratories, Inc. Class A                             5,100        969,408
*   BioTelemetry, Inc.                                           104,382      2,406,005
#*  Brookdale Senior Living, Inc.                                335,881      5,028,139

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                        SHARES    VALUE+
                                                                        ------- -----------
Health Care -- (Continued)
*          Cambrex Corp.                                                 93,143 $ 4,885,350
           Cantel Medical Corp.                                         113,298   8,770,398
#*         Capital Senior Living Corp.                                  124,300   2,072,081
*          Centene Corp.                                                 21,670   1,371,061
#*         Cesca Therapeutics, Inc.                                       5,968      17,844
#*         Chimerix, Inc.                                                40,300     219,232
           CONMED Corp.                                                 176,339   7,862,956
*          Cross Country Healthcare, Inc.                                14,509     209,945
           CryoLife, Inc.                                                74,955   1,424,145
#*         Cumberland Pharmaceuticals, Inc.                              70,966     437,151
*          Cutera, Inc.                                                  62,289   1,152,346
#*         Cynosure, Inc. Class A                                        60,504   3,230,914
*          Derma Sciences, Inc.                                           5,613      39,291
#*         Dicerna Pharmaceuticals, Inc.                                  4,682      11,658
           Digirad Corp.                                                 50,370     254,368
*          Electromed, Inc.                                               9,681      38,337
*          Emergent BioSolutions, Inc.                                   51,907   1,571,225
*          Enanta Pharmaceuticals, Inc.                                  15,364     508,932
#          Ensign Group, Inc. (The)                                      12,114     246,399
#*         Envision Healthcare Corp.                                    134,582   9,151,576
*          Enzo Biochem, Inc.                                            83,686     559,022
*          Esperion Therapeutics, Inc.                                    1,100      13,332
*          Exactech, Inc.                                                11,443     282,070
*          Five Star Quality Care, Inc.                                  21,797      62,121
*          Haemonetics Corp.                                             49,708   1,981,361
#*         Halyard Health, Inc.                                         154,183   5,931,420
*          Harvard Bioscience, Inc.                                     130,150     390,450
#*         HealthStream, Inc.                                            11,070     254,167
*          HMS Holdings Corp.                                           111,687   2,028,236
#*         ICU Medical, Inc.                                              7,144     979,442
*          Impax Laboratories, Inc.                                       6,954      91,445
*          Integer Holdings Corp.                                       126,414   4,095,814
#*         Integra LifeSciences Holdings Corp.                           56,590   2,361,501
#          Invacare Corp.                                                73,099     840,638
*          IRIDEX Corp.                                                  10,837     151,176
#*         K2M Group Holdings, Inc.                                       7,023     142,707
*          Karyopharm Therapeutics, Inc.                                  2,524      26,123
           Kewaunee Scientific Corp.                                      9,996     253,399
*          Kindred Biosciences, Inc.                                    136,401     893,427
           Kindred Healthcare, Inc.                                     167,485   1,113,775
#*         Lannett Co., Inc.                                             82,573   1,663,846
           LeMaitre Vascular, Inc.                                       50,529   1,147,514
*          LHC Group, Inc.                                               42,078   2,109,370
*          LifePoint Health, Inc.                                       217,249  12,893,728
#*         Luminex Corp.                                                 14,892     301,116
*          Magellan Health, Inc.                                         76,461   5,730,752
*          Mallinckrodt P.L.C.                                           40,856   1,990,913
(degrees)* MedCath Corp.                                                116,120          --
#*         Medicines Co. (The)                                            9,328     336,274
#*         MediciNova, Inc.                                               9,614      53,454
*          Merit Medical Systems, Inc.                                   87,501   2,222,525
*          Misonix, Inc.                                                 28,468     301,761
#*         Molina Healthcare, Inc.                                      160,780   9,119,442

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Health Care -- (Continued)
    National HealthCare Corp.                                      7,220 $    540,417
*   Natus Medical, Inc.                                          114,130    4,456,776
#*  NuVasive, Inc.                                                20,938    1,481,782
*   Nuvectra Corp.                                                42,138      327,834
*   Omnicell, Inc.                                               104,572    3,754,135
*   OraSure Technologies, Inc.                                    65,867      580,947
#*  Orthofix International NV                                      7,277      261,535
#   Owens & Minor, Inc.                                          172,145    6,176,563
    PDL BioPharma, Inc.                                          109,859      241,690
*   Pfenex, Inc.                                                   3,257       25,991
*   PharmAthene, Inc.                                              4,122       12,778
*   PharMerica Corp.                                             150,112    3,722,778
*   Prestige Brands Holdings, Inc.                               176,096    9,290,825
*   Providence Service Corp. (The)                                42,964    1,660,559
*   PTC Therapeutics, Inc.                                        48,200      631,420
#*  Repligen Corp.                                                15,741      472,860
#*  RTI Surgical, Inc.                                           145,737      473,645
*   SciClone Pharmaceuticals, Inc.                               204,305    2,073,696
*   SeaSpine Holdings Corp.                                        4,801       34,951
*   Select Medical Holdings Corp.                                252,988    3,149,701
    Span-America Medical Systems, Inc.                            11,113      221,593
*   Spectrum Pharmaceuticals, Inc.                                59,034      275,098
*   Stemline Therapeutics, Inc.                                    7,479       76,286
*   Sucampo Pharmaceuticals, Inc. Class A                         36,738      409,629
*   Surmodics, Inc.                                               14,010      339,042
#   Teleflex, Inc.                                                63,027   10,571,519
#*  Tetraphase Pharmaceuticals, Inc.                              24,450       93,643
*   Tivity Health, Inc.                                          129,361    3,318,110
#*  Triple-S Management Corp. Class B                             89,437    1,709,141
*   Universal American Corp.                                     351,038    3,489,318
    Utah Medical Products, Inc.                                    1,047       65,123
*   VCA, Inc.                                                     49,728    4,505,357
*   WellCare Health Plans, Inc.                                   11,235    1,635,142
#*  Zogenix, Inc.                                                  3,927       31,612
                                                                         ------------
Total Health Care                                                         212,005,514
                                                                         ------------
Industrials -- (19.1%)
    AAR Corp.                                                    153,489    4,910,113
    ABM Industries, Inc.                                         131,249    5,301,147
*   Acacia Research Corp.                                          8,485       49,637
*   ACCO Brands Corp.                                            258,640    3,297,660
    Acme United Corp.                                              2,645       64,432
    Actuant Corp. Class A                                         58,669    1,534,194
#*  AECOM                                                        470,894   17,390,115
*   Aegion Corp.                                                 121,114    2,817,112
*   AeroCentury Corp.                                              6,545       67,904
#*  Aerovironment, Inc.                                           91,834    2,405,132
    AGCO Corp.                                                   272,879   17,136,801
    Air Lease Corp.                                              325,072   11,826,119
*   Air Transport Services Group, Inc.                           233,206    3,761,613
    Alamo Group, Inc.                                             66,141    5,002,244
    Alaska Air Group, Inc.                                        55,236    5,182,242
    Albany International Corp. Class A                            71,692    3,401,785

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
    Allied Motion Technologies, Inc.                               1,975 $    43,529
    Altra Industrial Motion Corp.                                123,243   4,596,964
    AMERCO                                                        68,098  25,650,474
*   Ameresco, Inc. Class A                                        15,635      81,302
#   American Railcar Industries, Inc.                            107,451   4,785,868
*   American Woodmark Corp.                                       23,160   1,648,992
*   AMREP Corp.                                                    8,943      62,869
#   Apogee Enterprises, Inc.                                     131,315   7,495,460
#   Applied Industrial Technologies, Inc.                        101,974   6,164,328
*   ARC Document Solutions, Inc.                                  88,494     416,807
    ArcBest Corp.                                                 84,067   2,656,517
    Arconic, Inc.                                                 84,194   1,918,781
    Argan, Inc.                                                   36,827   2,715,991
*   Armstrong Flooring, Inc.                                       8,623     181,342
*   Arotech Corp.                                                  9,616      38,945
    Astec Industries, Inc.                                        56,010   3,919,580
*   Atlas Air Worldwide Holdings, Inc.                            73,153   3,858,821
*   Avalon Holdings Corp. Class A                                  8,853      24,877
*   Avis Budget Group, Inc.                                      317,427  11,814,633
    AZZ, Inc.                                                     12,191     725,974
*   Babcock & Wilcox Enterprises, Inc.                            25,327     421,441
    Barnes Group, Inc.                                           135,925   6,542,070
    Barrett Business Services, Inc.                                9,363     562,810
*   Beacon Roofing Supply, Inc.                                   66,669   2,918,102
*   BMC Stock Holdings, Inc.                                      10,325     193,078
    Brady Corp. Class A                                           78,318   2,846,859
#   Briggs & Stratton Corp.                                      151,729   3,286,450
    Brink's Co. (The)                                             18,055     803,448
*   CAI International, Inc.                                       40,574     654,864
*   CBIZ, Inc.                                                   175,900   2,304,290
*   CDI Corp.                                                     25,797     221,854
    CECO Environmental Corp.                                      44,529     584,220
#   Celadon Group, Inc.                                           89,330     678,908
*   Chart Industries, Inc.                                       101,915   3,953,283
    Chicago Rivet & Machine Co.                                    1,983      95,224
    CIRCOR International, Inc.                                    59,669   3,716,185
#*  Clean Harbors, Inc.                                          122,302   6,787,761
*   Colfax Corp.                                                 255,586   9,967,854
    Columbus McKinnon Corp.                                       55,254   1,518,932
    Comfort Systems USA, Inc.                                     53,059   1,796,047
*   Commercial Vehicle Group, Inc.                                59,204     352,856
    CompX International, Inc.                                      5,744      83,862
*   Continental Building Products, Inc.                           14,078     327,314
*   Continental Materials Corp.                                    1,419      42,144
    Copa Holdings SA Class A                                       6,502     633,880
#   Covanta Holding Corp.                                        143,422   2,309,094
*   Covenant Transportation Group, Inc. Class A                   76,284   1,642,395
*   CPI Aerostructures, Inc.                                      24,877     218,918
    CRA International, Inc.                                       29,637     984,838
    Crane Co.                                                      9,638     694,322
*   CSW Industrials, Inc.                                          2,192      80,118
    Cubic Corp.                                                   32,588   1,549,559
    Curtiss-Wright Corp.                                         162,945  15,978,387

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
#*  DigitalGlobe, Inc.                                           200,489 $ 5,623,716
    DMC Global, Inc.                                               5,035      80,308
    Douglas Dynamics, Inc.                                        72,976   2,466,589
*   Ducommun, Inc.                                                37,500   1,111,125
#*  Dycom Industries, Inc.                                       161,441  13,021,831
    Eastern Co. (The)                                             34,260     678,348
#*  Echo Global Logistics, Inc.                                   40,454     960,783
    Ecology and Environment, Inc. Class A                          7,348      76,052
    EMCOR Group, Inc.                                             20,058   1,397,842
    Encore Wire Corp.                                            119,350   5,042,538
*   Energy Recovery, Inc.                                         16,007     163,912
    EnerSys                                                       90,512   7,055,410
*   Engility Holdings, Inc.                                       20,260     594,226
    Ennis, Inc.                                                   94,663   1,599,805
    EnPro Industries, Inc.                                        71,278   4,840,489
    ESCO Technologies, Inc.                                       72,124   4,197,617
#   Espey Manufacturing & Electronics Corp.                       13,355     351,570
    Essendant, Inc.                                               27,505     574,579
*   Esterline Technologies Corp.                                 115,400   9,884,010
    Federal Signal Corp.                                         321,300   4,993,002
    Fluor Corp.                                                  183,894  10,206,117
    Forward Air Corp.                                             16,501     795,183
*   Franklin Covey Co.                                            93,603   1,638,053
    Franklin Electric Co., Inc.                                   25,305   1,021,057
    FreightCar America, Inc.                                      42,347     611,914
*   FTI Consulting, Inc.                                         152,567   6,429,173
#   G&K Services, Inc. Class A                                    81,583   7,836,863
#   GATX Corp.                                                   210,036  12,144,282
*   Gencor Industries, Inc.                                       49,054     767,695
#   General Cable Corp.                                          118,397   2,403,459
#*  Genesee & Wyoming, Inc. Class A                              154,793  11,665,201
*   Gibraltar Industries, Inc.                                   148,815   6,532,979
#*  Goldfield Corp. (The)                                         31,671     191,610
#   Gorman-Rupp Co. (The)                                          2,500      81,150
*   GP Strategies Corp.                                           88,223   2,267,331
    Graham Corp.                                                   1,800      39,996
    Granite Construction, Inc.                                   151,342   8,494,826
*   Great Lakes Dredge & Dock Corp.                              186,302     968,770
#   Greenbrier Cos., Inc. (The)                                  116,098   5,079,288
#   Griffon Corp.                                                273,394   6,957,877
    H&E Equipment Services, Inc.                                 141,763   3,665,991
    Hardinge, Inc.                                                43,420     460,252
#*  Hawaiian Holdings, Inc.                                      120,875   6,158,581
    Heidrick & Struggles International, Inc.                      36,588     817,742
*   Heritage-Crystal Clean, Inc.                                   4,720      70,564
*   Hill International, Inc.                                      99,231     535,847
    Houston Wire & Cable Co.                                      81,910     602,039
*   Hub Group, Inc. Class A                                      110,401   4,896,284
    Hudson Global, Inc.                                           16,567      21,371
#*  Hudson Technologies, Inc.                                     37,176     269,898
    Hurco Cos., Inc.                                              31,863     975,008
*   Huron Consulting Group, Inc.                                  61,308   2,777,252
    Hyster-Yale Materials Handling, Inc.                          48,502   2,983,843

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Industrials -- (Continued)
*   ICF International, Inc.                                         59,420 $ 3,089,840
*   IES Holdings, Inc.                                               1,429      27,866
*   InnerWorkings, Inc.                                            377,669   3,629,399
*   Innovative Solutions & Support, Inc.                             5,621      22,062
    Insteel Industries, Inc.                                        72,966   2,702,661
*   Intersections, Inc.                                             39,565     155,886
    ITT, Inc.                                                       69,913   2,857,344
*   Jacobs Engineering Group, Inc.                                 430,715  25,218,363
*   JetBlue Airways Corp.                                        1,104,346  21,656,225
    Kadant, Inc.                                                    64,437   3,969,319
#   Kaman Corp.                                                     71,224   3,598,949
    KAR Auction Services, Inc.                                      22,900   1,043,095
    KBR, Inc.                                                       95,856   1,630,511
    Kelly Services, Inc. Class A                                    94,419   2,114,041
#   Kennametal, Inc.                                                68,587   2,451,299
*   Key Technology, Inc.                                            13,376     180,576
#*  KEYW Holding Corp. (The)                                         3,366      33,694
    Kforce, Inc.                                                     1,297      29,831
    Kimball International, Inc. Class B                            137,692   2,303,587
#*  Kirby Corp.                                                    175,885  11,335,788
#*  KLX, Inc.                                                      155,917   7,638,374
#   Knight Transportation, Inc.                                    198,312   6,623,621
    Korn/Ferry International                                       143,145   4,158,362
#*  Kratos Defense & Security Solutions, Inc.                      107,983     889,780
*   Lawson Products, Inc.                                           27,178     702,551
    LB Foster Co. Class A                                            9,326     139,890
*   LMI Aerospace, Inc.                                             48,967     434,337
    LS Starrett Co. (The) Class A                                   15,027     165,297
    LSI Industries, Inc.                                           111,727   1,063,641
*   Lydall, Inc.                                                   107,340   6,547,740
    Macquarie Infrastructure Corp.                                  44,402   3,329,706
#*  Manitowoc Co., Inc. (The)                                      177,365   1,211,403
#*  Manitowoc Foodservice, Inc.                                     91,030   1,745,955
    ManpowerGroup, Inc.                                            116,911  11,160,324
    Marten Transport, Ltd.                                         243,892   5,572,932
*   MasTec, Inc.                                                   222,715   8,296,134
*   Mastech Digital, Inc.                                              508       3,414
    Matson, Inc.                                                   196,521   7,007,939
    Matthews International Corp. Class A                            90,445   6,100,515
    McGrath RentCorp                                                70,821   2,711,028
*   Mercury Systems, Inc.                                          112,774   3,802,739
*   MFRI, Inc.                                                      43,520     380,800
    Miller Industries, Inc.                                         59,589   1,579,109
*   Mistras Group, Inc.                                             19,959     460,654
    Mobile Mini, Inc.                                              198,332   6,455,707
*   Moog, Inc. Class A                                              59,123   3,894,432
*   Moog, Inc. Class B                                               3,308     215,516
#*  MRC Global, Inc.                                               385,714   7,926,423
    Mueller Industries, Inc.                                       165,146   6,648,778
    Mueller Water Products, Inc. Class A                           318,498   4,286,983
#   Multi-Color Corp.                                               36,176   2,792,787
*   MYR Group, Inc.                                                 70,256   2,702,748
    National Presto Industries, Inc.                                 2,252     239,613

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
*   Navigant Consulting, Inc.                                    149,224 $ 3,685,833
*   NL Industries, Inc.                                           30,922     185,532
#   NN, Inc.                                                     139,284   2,695,145
*   Northwest Pipe Co.                                            34,417     659,086
*   NOW, Inc.                                                     34,198     727,049
*   NV5 Global, Inc.                                               6,477     263,938
*   On Assignment, Inc.                                          187,664   8,497,426
    Orbital ATK, Inc.                                             49,111   4,270,201
*   Orion Group Holdings, Inc.                                    37,926     398,223
    Oshkosh Corp.                                                188,184  13,103,252
    Owens Corning                                                367,806  20,321,282
*   PAM Transportation Services, Inc.                             26,302     613,100
    Park-Ohio Holdings Corp.                                       7,434     333,415
*   Patrick Industries, Inc.                                      10,855     887,396
*   Patriot Transportation Holding, Inc.                           8,714     226,477
    Powell Industries, Inc.                                       26,448   1,017,719
    Preformed Line Products Co.                                   17,821     973,027
#   Primoris Services Corp.                                       69,506   1,725,139
    Quad/Graphics, Inc.                                           77,501   2,029,751
    Quanex Building Products Corp.                                80,375   1,587,406
*   Quanta Services, Inc.                                        464,124  16,657,410
*   Radiant Logistics, Inc.                                       13,536      49,677
#   Raven Industries, Inc.                                        54,215   1,358,086
#*  RBC Bearings, Inc.                                             1,128     104,487
    RCM Technologies, Inc.                                        81,554     490,140
    Regal Beloit Corp.                                           119,586   8,681,944
    Resources Connection, Inc.                                   103,859   1,734,445
*   Roadrunner Transportation Systems, Inc.                       41,501     328,688
*   RPX Corp.                                                    137,312   1,491,208
*   Rush Enterprises, Inc. Class A                               197,465   6,466,979
*   Rush Enterprises, Inc. Class B                                51,902   1,595,987
    Ryder System, Inc.                                           233,530  18,121,928
*   Saia, Inc.                                                   134,141   6,445,475
    Servotronics, Inc.                                             6,561      66,233
*   SIFCO Industries, Inc.                                        14,049     118,714
#   Simpson Manufacturing Co., Inc.                              108,436   4,719,135
    SkyWest, Inc.                                                240,109   8,499,859
*   SP Plus Corp.                                                 12,758     353,397
*   Sparton Corp.                                                 56,079   1,215,793
#*  Spirit Airlines, Inc.                                         47,731   2,579,383
*   SPX Corp.                                                     66,528   1,659,874
*   SPX FLOW, Inc.                                                46,959   1,638,400
    Standex International Corp.                                   62,560   5,455,232
    Steelcase, Inc. Class A                                      206,657   3,471,838
*   Sterling Construction Co., Inc.                               60,175     551,203
    Supreme Industries, Inc. Class A                              38,761     711,652
#*  Swift Transportation Co.                                     104,180   2,378,429
*   Taylor Devices, Inc.                                             806      11,816
#*  Team, Inc.                                                    39,589   1,330,190
*   Teledyne Technologies, Inc.                                   11,391   1,399,612
    Terex Corp.                                                  293,538   9,334,508
    Tetra Tech, Inc.                                             146,694   6,410,528
#*  Thermon Group Holdings, Inc.                                  82,438   1,711,413

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Industrials -- (Continued)
#   Titan International, Inc.                                    147,380 $  1,958,680
*   Titan Machinery, Inc.                                         44,921      620,359
*   TRC Cos., Inc.                                                75,917      706,028
*   TriMas Corp.                                                 139,851    2,978,826
    Trinity Industries, Inc.                                     554,828   15,279,963
    Triton International, Ltd.                                   120,869    2,941,951
#   Triumph Group, Inc.                                          100,373    2,684,978
*   TrueBlue, Inc.                                                97,479    2,412,605
*   Tutor Perini Corp.                                           142,444    4,244,831
*   Twin Disc, Inc.                                               43,496      723,773
*   Ultralife Corp.                                               43,097      237,034
    UniFirst Corp.                                                54,384    6,955,714
*   United Rentals, Inc.                                          98,704   12,487,043
    Universal Forest Products, Inc.                               87,386    8,888,030
    Universal Logistics Holdings, Inc.                            11,902      171,984
    US Ecology, Inc.                                               2,197      112,596
*   USA Truck, Inc.                                               33,467      282,796
    Valmont Industries, Inc.                                      10,914    1,571,616
*   Vectrus, Inc.                                                 15,658      352,931
#*  Veritiv Corp.                                                  9,977      559,211
    Viad Corp.                                                   103,803    4,551,762
*   Virco Manufacturing Corp.                                     23,168      101,939
    VSE Corp.                                                      8,940      333,283
#   Wabash National Corp.                                        188,853    3,333,255
    Watts Water Technologies, Inc. Class A                       112,276    7,410,216
#   Werner Enterprises, Inc.                                     195,831    5,502,851
*   Wesco Aircraft Holdings, Inc.                                 69,058    1,046,229
*   WESCO International, Inc.                                    144,425   10,210,848
*   Willdan Group, Inc.                                           16,551      443,732
*   Willis Lease Finance Corp.                                    36,581      932,084
#*  XPO Logistics, Inc.                                          169,853    7,599,223
                                                                         ------------
Total Industrials                                                         906,702,918
                                                                         ------------
Information Technology -- (11.4%)
*   Actua Corp.                                                  274,276    3,922,147
*   Acxiom Corp.                                                 186,711    4,873,157
    ADTRAN, Inc.                                                 143,608    3,145,015
*   Advanced Energy Industries, Inc.                              74,513    4,384,345
*   Agilysys, Inc.                                               103,388    1,005,965
*   Alpha & Omega Semiconductor, Ltd.                             76,154    1,549,734
    American Software, Inc. Class A                               19,941      209,181
*   Amkor Technology, Inc.                                       315,257    2,966,568
*   Amtech Systems, Inc.                                          25,348      136,879
*   Anixter International, Inc.                                   10,941      935,455
*   Arrow Electronics, Inc.                                      351,633   25,852,058
    AstroNova, Inc.                                               24,190      337,450
*   Aviat Networks, Inc.                                           5,122       65,408
    Avnet, Inc.                                                  459,332   21,331,378
    AVX Corp.                                                    182,107    2,950,133
*   Aware, Inc.                                                   46,523      288,443
*   Axcelis Technologies, Inc.                                    61,001      927,215
*   AXT, Inc.                                                    143,483      825,027
*   Bankrate, Inc.                                               123,363    1,344,657

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
    Bel Fuse, Inc. Class A                                         9,604 $   243,077
    Bel Fuse, Inc. Class B                                         7,578     240,980
    Belden, Inc.                                                   6,643     507,990
*   Benchmark Electronics, Inc.                                  204,163   6,247,388
    Black Box Corp.                                               31,015     414,050
*   Blucora, Inc.                                                156,597   2,364,615
#*  BroadVision, Inc.                                             17,092      81,187
    Brocade Communications Systems, Inc.                         820,030  10,225,774
    Brooks Automation, Inc.                                      176,037   3,066,565
*   BSQUARE Corp.                                                 39,695     234,201
    Cabot Microelectronics Corp.                                   4,043     272,943
*   CACI International, Inc. Class A                             127,408  15,645,702
*   Calix, Inc.                                                   79,147     569,858
#*  Cavium, Inc.                                                  21,143   1,399,878
*   Ceva, Inc.                                                       810      28,634
#*  Ciber, Inc.                                                   64,108      27,637
*   Cirrus Logic, Inc.                                           146,771   8,853,227
#   ClearOne, Inc.                                                   500       6,275
*   Coherent, Inc.                                                36,123   5,697,681
    Cohu, Inc.                                                    83,131   1,097,329
*   CommerceHub, Inc. Series A                                    14,077     206,791
*   CommerceHub, Inc. Series C                                    28,155     410,500
    Communications Systems, Inc.                                  24,786     125,665
    Computer Sciences Corp.                                        5,353     332,957
    Computer Task Group, Inc.                                      2,134       9,731
    Concurrent Computer Corp.                                     33,012     171,002
    Convergys Corp.                                              496,845  12,331,693
*   CoreLogic, Inc.                                              130,275   4,594,799
#*  Covisint Corp.                                                12,802      24,964
#*  Cray, Inc.                                                    66,170   1,134,815
*   Cree, Inc.                                                   255,869   7,056,867
    CSG Systems International, Inc.                               45,289   2,191,988
    CSP, Inc.                                                      4,766      48,470
    CTS Corp.                                                     83,220   1,789,230
*   CyberOptics Corp.                                             61,209   2,203,524
#   Cypress Semiconductor Corp.                                  271,159   3,199,676
    Daktronics, Inc.                                             100,883   1,024,971
*   DHI Group, Inc.                                              245,206   1,397,674
*   Digi International, Inc.                                      95,074   1,240,716
*   Diodes, Inc.                                                 117,023   2,912,702
*   DSP Group, Inc.                                              104,784   1,136,906
    EarthLink Holdings Corp.                                      72,838     466,892
*   EchoStar Corp. Class A                                       144,839   7,376,650
*   Edgewater Technology, Inc.                                    73,779     516,453
*   Electro Scientific Industries, Inc.                           69,774     458,415
#*  Electronics for Imaging, Inc.                                174,353   7,835,424
    Emcore Corp.                                                  50,469     454,221
*   Entegris, Inc.                                               322,787   6,052,256
*   ePlus, Inc.                                                   38,358   4,298,014
*   Euronet Worldwide, Inc.                                       20,649   1,476,816
*   Everi Holdings, Inc.                                           6,600      19,470
    Evolving Systems, Inc.                                         1,978       8,604
*   Exar Corp.                                                   160,934   1,649,573

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
*   ExlService Holdings, Inc.                                      4,788 $   220,009
*   Extreme Networks, Inc.                                        90,664     501,372
*   Fabrinet                                                      96,657   4,072,159
*   FARO Technologies, Inc.                                       32,368   1,200,853
*   Finisar Corp.                                                290,787   8,598,572
#*  First Solar, Inc.                                            239,389   7,466,543
*   Flex, Ltd.                                                   906,966  14,212,157
*   FormFactor, Inc.                                             233,227   2,903,676
*   Frequency Electronics, Inc.                                   28,958     320,855
*   GigPeak, Inc.                                                  3,953      10,199
*   GSE Systems, Inc.                                             23,168      71,821
*   GSI Technology, Inc.                                          63,460     387,741
    Hackett Group, Inc. (The)                                    189,699   3,082,609
#*  Harmonic, Inc.                                               283,840   1,504,352
*   IAC/InterActiveCorp                                          161,827  11,135,316
*   ID Systems, Inc.                                              23,847     154,052
*   II-VI, Inc.                                                   77,315   2,821,997
*   Imation Corp.                                                 55,214      45,496
#*  Immersion Corp.                                                7,940      81,703
*   Innodata, Inc.                                                   600       1,380
*   Insight Enterprises, Inc.                                    137,520   5,106,118
*   Integrated Device Technology, Inc.                            97,100   2,445,949
*   Internap Corp.                                                88,328     145,741
    Intersil Corp. Class A                                       404,455   9,071,926
*   Intevac, Inc.                                                 84,922     798,267
*   IntriCon Corp.                                                13,375      93,625
*   Iteris, Inc.                                                     600       2,898
*   Itron, Inc.                                                   32,663   2,015,307
*   Ixia                                                          67,933   1,321,297
    IXYS Corp.                                                   105,110   1,271,831
    Jabil Circuit, Inc.                                          608,732  14,597,393
*   Kemet Corp.                                                   43,270     300,294
*   Key Tronic Corp.                                              54,827     434,778
*   Kimball Electronics, Inc.                                    103,269   1,765,900
*   Knowles Corp.                                                138,064   2,487,913
*   Kulicke & Soffa Industries, Inc.                             173,914   3,057,408
*   KVH Industries, Inc.                                          85,160     885,664
#*  Lattice Semiconductor Corp.                                  311,711   2,241,202
*   Leaf Group, Ltd.                                             108,124     751,462
#   Leidos Holdings, Inc.                                          5,850     282,672
*   LGL Group, Inc. (The)                                          8,553      40,456
*   Limelight Networks, Inc.                                      26,460      57,947
*   Liquidity Services, Inc.                                      68,900     671,775
#*  Lumentum Holdings, Inc.                                          528      20,038
    ManTech International Corp. Class A                           79,854   3,109,515
*   Marchex, Inc. Class B                                         77,038     208,773
    Marvell Technology Group, Ltd.                               938,136  13,950,082
*   MaxLinear, Inc. Class A                                        4,091     104,648
*   Maxwell Technologies, Inc.                                     9,295      44,244
#*  MeetMe, Inc.                                                 202,939     998,460
    Mentor Graphics Corp.                                        182,647   6,741,501
#   Methode Electronics, Inc.                                    159,696   6,715,217
*   Microsemi Corp.                                              136,043   7,230,685

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
    MKS Instruments, Inc.                                        172,747 $11,384,027
    MOCON, Inc.                                                    1,300      26,000
*   ModusLink Global Solutions, Inc.                             111,547     195,207
    Monotype Imaging Holdings, Inc.                                7,310     160,089
*   Nanometrics, Inc.                                             33,031     849,227
*   Napco Security Technologies, Inc.                             41,796     401,242
    NCI, Inc. Class A                                              2,600      33,020
*   NCR Corp.                                                     38,628   1,661,777
#*  NeoPhotonics Corp.                                           156,143   1,709,766
#*  NETGEAR, Inc.                                                 98,253   5,590,596
#*  Netscout Systems, Inc.                                        68,769   2,290,008
*   Novanta, Inc.                                                 39,009     871,851
    NVE Corp.                                                        502      38,950
*   ON Semiconductor Corp.                                       587,838   7,830,002
*   Optical Cable Corp.                                           53,086     172,530
#*  OSI Systems, Inc.                                             55,815   4,167,706
*   PAR Technology Corp.                                          60,369     393,002
    Park Electrochemical Corp.                                    27,454     503,232
    PC Connection, Inc.                                          219,186   5,979,394
    PC-Tel, Inc.                                                  66,595     386,917
*   PCM, Inc.                                                    111,274   2,498,101
*   PDF Solutions, Inc.                                           24,291     546,790
*   Perceptron, Inc.                                              57,944     379,533
*   Perficient, Inc.                                              88,654   1,571,835
*   Photronics, Inc.                                             225,311   2,591,076
*   Plexus Corp.                                                  70,407   3,823,100
*   PRGX Global, Inc.                                              8,577      48,889
    Progress Software Corp.                                       48,687   1,364,210
    QAD, Inc. Class B                                                465      11,625
#*  Qorvo, Inc.                                                   96,461   6,193,761
*   QuinStreet, Inc.                                               1,620       5,670
*   Qumu Corp.                                                    10,656      24,722
*   Radisys Corp.                                                 22,121      97,554
*   Rambus, Inc.                                                  41,989     545,017
#*  RealNetworks, Inc.                                           148,536     794,668
    Reis, Inc.                                                    48,098     961,960
*   RetailMeNot, Inc.                                             74,842     677,320
#   RF Industries, Ltd.                                           15,251      24,402
    Richardson Electronics, Ltd.                                  31,512     190,332
*   Rogers Corp.                                                  37,796   3,021,790
*   Rubicon Project, Inc. (The)                                    1,937      16,406
*   Rudolph Technologies, Inc.                                   152,807   3,506,921
*   Sanmina Corp.                                                275,108  10,715,457
*   ScanSource, Inc.                                              75,804   2,998,048
*   Seachange International, Inc.                                103,375     250,168
*   Semtech Corp.                                                 27,029     890,606
*   ShoreTel, Inc.                                                44,722     310,818
*   Sigma Designs, Inc.                                          129,878     792,256
*   Silicon Laboratories, Inc.                                    12,458     812,262
*   Sonus Networks, Inc.                                          65,639     418,777
*   StarTek, Inc.                                                 38,041     329,435
#*  SunPower Corp.                                               122,128     810,930
*   Super Micro Computer, Inc.                                   106,290   2,811,370

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
Information Technology -- (Continued)
*   Sykes Enterprises, Inc.                                        131,123 $  3,662,265
*   Synchronoss Technologies, Inc.                                  17,403      670,364
    SYNNEX Corp.                                                   181,005   21,753,181
    Systemax, Inc.                                                 245,635    2,082,985
#*  Take-Two Interactive Software, Inc.                             30,988    1,662,506
#*  Tangoe, Inc.                                                    13,606       99,052
*   Tech Data Corp.                                                163,716   14,007,541
*   TechTarget, Inc.                                                25,748      226,840
*   Telenav, Inc.                                                    2,107       18,752
    Teradyne, Inc.                                                  46,699    1,325,318
    Tessco Technologies, Inc.                                       37,440      531,648
    Tessera Holding Corp.                                          138,192    6,246,278
*   TiVo Corp.                                                     141,467    2,673,726
*   Tremor Video, Inc.                                               4,600       11,224
#*  TTM Technologies, Inc.                                         347,421    5,152,253
*   Ultra Clean Holdings, Inc.                                      58,584      734,058
*   Ultratech, Inc.                                                106,586    2,762,709
*   Veeco Instruments, Inc.                                         85,468    2,200,801
#*  VeriFone Systems, Inc.                                          10,068      182,936
#*  ViaSat, Inc.                                                     2,228      144,619
*   Viavi Solutions, Inc.                                          264,089    2,363,597
#*  Virtusa Corp.                                                  243,409    6,202,061
#   Vishay Intertechnology, Inc.                                   416,054    6,906,496
*   Vishay Precision Group, Inc.                                    40,885      680,735
    Wayside Technology Group, Inc.                                   1,089       18,295
*   Web.com Group, Inc.                                              4,664       88,383
*   Xcerra Corp.                                                    95,298      722,359
*   XO Group, Inc.                                                  40,494      762,502
#*  YuMe, Inc.                                                      13,746       48,936
*   Zedge, Inc. Class B                                              8,025       26,563
#*  Zynga, Inc. Class A                                          2,749,036    6,927,571
                                                                           ------------
Total Information Technology                                                541,774,389
                                                                           ------------
Materials -- (6.0%)
    A Schulman, Inc.                                               174,907    6,034,291
    Albemarle Corp.                                                 97,516    9,033,882
    Alcoa Corp.                                                     28,064    1,022,933
#   Allegheny Technologies, Inc.                                    12,120      263,368
    American Vanguard Corp.                                         75,321    1,295,521
#   Ampco-Pittsburgh Corp.                                          24,201      364,225
#   AptarGroup, Inc.                                                 4,780      348,797
    Ashland Global Holdings, Inc.                                   67,900    8,082,137
#   Bemis Co., Inc.                                                222,539   10,842,100
*   Boise Cascade Co.                                               45,513    1,128,722
    Cabot Corp.                                                     68,149    3,773,410
    Calgon Carbon Corp.                                            102,593    1,626,099
    Carpenter Technology Corp.                                     154,507    6,183,370
*   Century Aluminum Co.                                           235,731    3,630,257
#   CF Industries Holdings, Inc.                                    47,671    1,682,310
    Chase Corp.                                                     18,375    1,617,000
*   Chemtura Corp.                                                 205,470    6,801,057
*   Clearwater Paper Corp.                                          28,067    1,765,414
*   Coeur Mining, Inc.                                              28,642      333,679

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                        SHARES    VALUE+
                                                                        ------- -----------
Materials -- (Continued)
           Commercial Metals Co.                                        399,069 $ 8,152,980
*          Core Molding Technologies, Inc.                               23,022     354,999
           Domtar Corp.                                                 226,841   9,910,683
*          Ferro Corp.                                                   83,666   1,183,037
           Ferroglobe P.L.C.                                             73,187     769,195
(degrees)* Ferroglobe Representation & Warranty Insurance Trust          20,277          --
           Friedman Industries, Inc.                                     40,896     280,138
           FutureFuel Corp.                                              42,260     548,957
           Graphic Packaging Holding Co.                                541,242   6,770,937
           Greif, Inc. Class A                                           44,035   2,535,535
           Greif, Inc. Class B                                              965      68,708
*          Handy & Harman, Ltd.                                             800      22,560
           Hawkins, Inc.                                                  6,428     344,862
           Haynes International, Inc.                                    31,634   1,300,474
           HB Fuller Co.                                                136,524   6,740,190
*          Headwaters, Inc.                                              95,785   2,219,338
           Hecla Mining Co.                                             748,640   4,821,242
           Huntsman Corp.                                               455,563   9,288,930
*          Ingevity Corp.                                                34,156   1,898,732
           Innophos Holdings, Inc.                                       18,978     923,090
           Innospec, Inc.                                                69,882   4,986,081
*          Intrepid Potash, Inc.                                         10,782      21,995
           Kaiser Aluminum Corp.                                         70,836   5,557,793
           KapStone Paper and Packaging Corp.                           378,704   9,081,322
           KMG Chemicals, Inc.                                           21,287     784,639
*          Kraton Corp.                                                  71,401   1,917,831
*          Louisiana-Pacific Corp.                                      494,771   9,464,969
#*         LSB Industries, Inc.                                          24,900     211,899
           Materion Corp.                                                86,073   3,382,669
           Mercer International, Inc.                                   186,841   2,232,750
           Minerals Technologies, Inc.                                  106,056   8,500,388
           Myers Industries, Inc.                                       154,227   2,128,333
           Neenah Paper, Inc.                                            46,921   3,854,560
*          Northern Technologies International Corp.                     20,514     322,583
#          Olin Corp.                                                   404,464  10,601,001
           Olympic Steel, Inc.                                           42,600     958,500
*          OMNOVA Solutions, Inc.                                        79,625     724,588
           PH Glatfelter Co.                                            220,312   5,377,816
#*         Platform Specialty Products Corp.                            133,211   1,617,182
           PolyOne Corp.                                                 58,699   2,002,223
           Quaker Chemical Corp.                                         38,327   4,925,019
*          Real Industry, Inc.                                            9,723      52,504
           Reliance Steel & Aluminum Co.                                236,532  18,839,774
#*         Resolute Forest Products, Inc.                                25,086     137,973
#          Royal Gold, Inc.                                              56,713   4,092,977
           Schnitzer Steel Industries, Inc. Class A                     137,544   3,252,916
           Schweitzer-Mauduit International, Inc.                        50,351   2,232,060
#          Sensient Technologies Corp.                                   23,225   1,782,519
           Sonoco Products Co.                                          127,819   7,023,654
           Steel Dynamics, Inc.                                         585,303  19,789,094
           Stepan Co.                                                    37,887   2,959,354
*          Stillwater Mining Co.                                        286,752   4,874,784
*          SunCoke Energy, Inc.                                         171,972   1,516,793

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                          SHARES      VALUE+
                                                                         --------- ------------
Materials -- (Continued)
*           Synalloy Corp.                                                  24,237 $    289,632
#*          TimkenSteel Corp.                                               64,143    1,081,451
*           Trecora Resources                                               22,252      275,925
            Tredegar Corp.                                                 132,582    2,949,950
            Tronox, Ltd. Class A                                            27,740      347,305
*           UFP Technologies, Inc.                                           1,133       28,268
            United States Lime & Minerals, Inc.                              5,093      387,068
*           Universal Stainless & Alloy Products, Inc.                      19,138      323,049
#           Westlake Chemical Corp.                                         87,720    5,430,745
            Worthington Industries, Inc.                                   159,664    7,630,343
                                                                                   ------------
Total Materials                                                                     287,915,438
                                                                                   ------------
Other -- (0.0%)
(degrees)#* Gerber Scientific, Inc. Escrow Shares                          182,700           --
(degrees)#* Petrocorp, Inc. Escrow Shares                                    4,900           --
                                                                                   ------------
Total Other                                                                                  --
                                                                                   ------------
Real Estate -- (0.3%)
            Alexander & Baldwin, Inc.                                      199,071    8,862,641
#           Consolidated-Tomoka Land Co.                                     3,222      177,210
*           Forestar Group, Inc.                                           123,287    1,608,895
*           FRP Holdings, Inc.                                              26,146    1,019,694
            Griffin Industrial Realty, Inc.                                  9,402      295,505
            RE/MAX Holdings, Inc. Class A                                    4,900      274,645
#*          St Joe Co. (The)                                                10,657      179,570
*           Stratus Properties, Inc.                                        26,736      818,122
*           Tejon Ranch Co.                                                  1,941       45,866
*           Trinity Place Holdings, Inc.                                    25,941      209,344
                                                                                   ------------
Total Real Estate                                                                    13,491,492
                                                                                   ------------
Telecommunication Services -- (1.0%)
            ATN International, Inc.                                         28,257    2,268,755
*           Boingo Wireless, Inc.                                           68,070      796,419
#           Consolidated Communications Holdings, Inc.                      67,347    1,771,900
#           Frontier Communications Corp.                                3,786,474   13,214,794
*           General Communication, Inc. Class A                            141,194    2,840,823
*           Hawaiian Telcom Holdco, Inc.                                     6,203      154,020
            IDT Corp. Class B                                               29,872      573,542
            Inteliquent, Inc.                                               83,474    1,911,555
#*          Iridium Communications, Inc.                                   145,080    1,465,308
(degrees)   Leap Wireless International, Inc.                              106,992      353,074
*           Lumos Networks Corp.                                            40,672      629,196
*           ORBCOMM, Inc.                                                  187,834    1,534,604
#           Shenandoah Telecommunications Co.                              162,240    4,421,040
            Spok Holdings, Inc.                                             54,809    1,126,325
#*          Straight Path Communications, Inc. Class B                       6,406      224,466
            Telephone & Data Systems, Inc.                                 300,218    9,201,682
*           United States Cellular Corp.                                    70,534    3,145,111

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                            SHARES       VALUE+
                                                                          ---------- --------------
Telecommunication Services -- (Continued)
*        Vonage Holdings Corp.                                                39,758 $      281,884
                                                                                     --------------
Total Telecommunication Services                                                         45,914,498
                                                                                     --------------
Utilities -- (0.2%)
*        Calpine Corp.                                                       493,974      5,828,893
         Consolidated Water Co., Ltd.                                         14,573        150,102
#*       Dynegy, Inc.                                                        334,885      3,198,152
*        Genie Energy, Ltd. Class B                                           49,345        284,721
#        Ormat Technologies, Inc.                                             44,218      2,374,506
#*       Vivint Solar, Inc.                                                    9,407         28,691
                                                                                     --------------
Total Utilities                                                                          11,865,065
                                                                                     --------------
TOTAL COMMON STOCKS                                                                   4,274,972,592
                                                                                     --------------
TOTAL INVESTMENT SECURITIES                                                           4,274,972,592
                                                                                     --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
   State Street Institutional U.S. Government Money Market Fund, 0.420%    8,396,400      8,396,400
                                                                                     --------------
SECURITIES LENDING COLLATERAL -- (10.0%)
(S)@     DFA Short Term Investment Fund                                   41,134,096    476,003,763
                                                                                     --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,874,070,964)^^                                $4,759,372,755
                                                                                     ==============

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------
                                                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary                                    $  557,188,327 $     33,890   --    $  557,222,217
   Consumer Staples                                             176,054,668           --   --       176,054,668
   Energy                                                       278,077,060           --   --       278,077,060
   Financials                                                 1,243,949,333           --   --     1,243,949,333
   Health Care                                                  212,005,514           --   --       212,005,514
   Industrials                                                  906,702,918           --   --       906,702,918
   Information Technology                                       541,774,389           --   --       541,774,389
   Materials                                                    287,915,438           --   --       287,915,438
   Real Estate                                                   13,491,492           --   --        13,491,492
   Telecommunication Services                                    45,561,424      353,074   --        45,914,498
   Utilities                                                     11,865,065           --   --        11,865,065
Temporary Cash Investments                                        8,396,400           --   --         8,396,400
Securities Lending Collateral                                            --  476,003,763   --       476,003,763
                                                             -------------- ------------   --    --------------
TOTAL                                                        $4,282,982,028 $476,390,727   --    $4,759,372,755
                                                             ============== ============   ==    ==============

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                 SHARES    VALUE+
                                                                 ------- ----------
COMMON STOCKS -- (85.8%)
Consumer Discretionary -- (12.4%)
*   1-800-Flowers.com, Inc. Class A                               70,557 $  635,013
    A.H. Belo Corp. Class A                                       46,600    295,910
    Aaron's, Inc.                                                114,696  3,548,694
#   Abercrombie & Fitch Co. Class A                               83,819    973,139
    AMC Entertainment Holdings, Inc. Class A                      47,642  1,607,918
    AMCON Distributing Co.                                           300     30,900
*   America's Car-Mart, Inc.                                      28,024  1,175,607
#*  American Axle & Manufacturing Holdings, Inc.                  87,753  1,790,161
    American Eagle Outfitters, Inc.                              273,895  4,138,553
#*  American Outdoor Brands Corp.                                 56,346  1,200,170
*   American Public Education, Inc.                               33,073    803,674
*   Apollo Education Group, Inc.                                 114,405  1,142,906
#*  Arctic Cat, Inc.                                              35,562    668,566
    Ark Restaurants Corp.                                          3,723     84,028
*   Asbury Automotive Group, Inc.                                 46,541  3,053,090
#*  Ascena Retail Group, Inc.                                    215,931  1,038,628
*   Ascent Capital Group, Inc. Class A                             7,330    113,542
#*  AV Homes, Inc.                                                 9,119    160,950
*   Ballantyne Strong, Inc.                                       19,505    141,411
*   Barnes & Noble Education, Inc.                                68,005    683,450
    Barnes & Noble, Inc.                                          95,071    969,724
    Bassett Furniture Industries, Inc.                            26,661    751,840
    Beasley Broadcast Group, Inc. Class A                         15,564    116,730
*   Beazer Homes USA, Inc.                                        19,924    284,116
*   Belmond, Ltd. Class A                                        157,706  2,184,228
    BFC Financial Corp. Class A                                    1,252      6,385
#   Big 5 Sporting Goods Corp.                                    39,951    615,245
#   Big Lots, Inc.                                                77,817  3,890,850
*   Biglari Holdings, Inc.                                            94     41,661
#*  BJ's Restaurants, Inc.                                        43,479  1,545,678
    Bloomin' Brands, Inc.                                        171,794  2,939,395
    Blue Nile, Inc.                                               23,988    976,551
#   Bob Evans Farms, Inc.                                         44,644  2,519,261
#*  Boot Barn Holdings, Inc.                                       5,603     60,793
    Bowl America, Inc. Class A                                     1,400     20,405
*   Bravo Brio Restaurant Group, Inc.                             21,853     89,597
*   Bridgepoint Education, Inc.                                   23,238    247,252
*   Bright Horizons Family Solutions, Inc.                        14,860  1,052,980
#   Brinker International, Inc.                                  108,953  4,848,409
#   Buckle, Inc. (The)                                            31,524    666,733
#*  Buffalo Wild Wings, Inc.                                      25,056  3,783,456
*   Build-A-Bear Workshop, Inc.                                   46,135    553,620
*   Cabela's, Inc.                                                22,425  1,253,333
#   Cable One, Inc.                                                  422    266,864
#*  Caesars Entertainment Corp.                                    3,527     31,567
#   CalAtlantic Group, Inc.                                       25,417    886,291
    Caleres, Inc.                                                 81,772  2,514,489
    Callaway Golf Co.                                            182,682  2,069,787
*   Cambium Learning Group, Inc.                                  66,334    334,323
    Canterbury Park Holding Corp.                                  6,569     66,018
    Capella Education Co.                                         26,650  2,278,575

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Consumer Discretionary -- (Continued)
*   Career Education Corp.                                       159,372 $1,557,064
#   Carriage Services, Inc.                                       47,771  1,239,657
*   Carrols Restaurant Group, Inc.                               102,042  1,464,303
    Cato Corp. (The) Class A                                      46,210  1,173,272
*   Cavco Industries, Inc.                                        16,785  1,649,126
*   Century Casinos, Inc.                                          4,960     34,968
*   Century Communities, Inc.                                      3,193     72,641
*   Charles & Colvard, Ltd.                                       11,224     10,551
#   Cheesecake Factory, Inc. (The)                                72,263  4,354,568
#*  Cherokee, Inc.                                                15,947    149,902
    Chico's FAS, Inc.                                            169,106  2,281,240
#   Children's Place, Inc. (The)                                  38,725  3,756,325
    Choice Hotels International, Inc.                             56,081  3,112,496
*   Christopher & Banks Corp.                                     13,759     18,437
#   Churchill Downs, Inc.                                         21,618  3,098,940
#*  Chuy's Holdings, Inc.                                         42,133  1,238,710
    Citi Trends, Inc.                                             15,799    253,574
    ClubCorp Holdings, Inc.                                       44,797    739,151
    Collectors Universe, Inc.                                     21,236    438,948
#   Columbia Sportswear Co.                                       42,155  2,291,967
*   Conn's, Inc.                                                  71,920    758,756
#*  Container Store Group, Inc. (The)                              4,711     22,943
    Cooper Tire & Rubber Co.                                      91,283  3,309,009
*   Cooper-Standard Holdings, Inc.                                10,641  1,120,284
    Core-Mark Holding Co., Inc.                                  115,588  4,037,489
#   Cracker Barrel Old Country Store, Inc.                        28,821  4,555,447
*   Crocs, Inc.                                                   97,825    714,123
    CSS Industries, Inc.                                          17,516    431,244
    CST Brands, Inc.                                              42,260  2,036,087
    Culp, Inc.                                                    39,452  1,270,354
    Dana, Inc.                                                       100      2,014
#*  Deckers Outdoor Corp.                                         29,037  1,672,531
*   Del Frisco's Restaurant Group, Inc.                           28,524    499,170
*   Del Taco Restaurants, Inc.                                     4,229     57,684
*   Delta Apparel, Inc.                                            4,288     80,357
*   Denny's Corp.                                                 28,387    345,470
    Destination Maternity Corp.                                   18,105    102,474
#*  Destination XL Group, Inc.                                   129,525    459,814
#   DeVry Education Group, Inc.                                   25,908    867,918
#   Dillard's, Inc. Class A                                       23,978  1,353,318
    DineEquity, Inc.                                              31,288  2,145,731
*   Dixie Group, Inc. (The)                                       17,430     61,005
#*  Dorman Products, Inc.                                         58,084  4,008,958
    Dover Motorsports, Inc.                                       14,562     32,765
#   DSW, Inc. Class A                                            108,380  2,293,321
    Educational Development Corp.                                  2,726     20,309
#*  El Pollo Loco Holdings, Inc.                                   2,756     34,312
*   Eldorado Resorts, Inc.                                        11,503    178,297
*   Emerson Radio Corp.                                           37,654     42,172
    Entercom Communications Corp. Class A                         35,561    504,966
    Entravision Communications Corp. Class A                     112,884    609,574
    Escalade, Inc.                                                12,027    158,756
    Ethan Allen Interiors, Inc.                                   48,878  1,422,350

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Consumer Discretionary -- (Continued)
*   EVINE Live, Inc.                                               5,122 $    7,785
#*  EW Scripps Co. (The) Class A                                 174,708  3,403,312
*   Express, Inc.                                                143,461  1,524,990
*   Famous Dave's of America, Inc.                                14,986     80,924
#*  Fiesta Restaurant Group, Inc.                                 47,558  1,250,775
#   Finish Line, Inc. (The) Class A                               96,347  1,657,168
#*  Five Below, Inc.                                              73,435  2,926,385
    Flanigan's Enterprises, Inc.                                   1,877     45,517
    Flexsteel Industries, Inc.                                     8,448    429,665
#*  Fox Factory Holding Corp.                                     63,260  1,638,434
*   Francesca's Holdings Corp.                                    72,134  1,258,017
#   Fred's, Inc. Class A                                          80,423  1,171,763
*   FTD Cos., Inc.                                                44,580  1,024,448
#*  G-III Apparel Group, Ltd.                                     82,878  2,176,376
    GameStop Corp. Class A                                         4,279    104,793
    Gaming Partners International Corp.                           15,986    189,434
    Gannett Co., Inc.                                             95,967    923,203
*   Genesco, Inc.                                                 36,744  2,211,989
*   Gentherm, Inc.                                                70,286  2,488,124
#*  Global Eagle Entertainment, Inc.                              30,088    185,342
    Graham Holdings Co. Class B                                    4,142  2,151,976
*   Grand Canyon Education, Inc.                                  60,835  3,588,048
*   Gray Television, Inc.                                        134,064  1,588,658
*   Gray Television, Inc. Class A                                    912     10,214
*   Green Brick Partners, Inc.                                     3,415     32,784
    Group 1 Automotive, Inc.                                      38,348  3,098,135
#   Guess?, Inc.                                                 134,627  1,719,187
    Harte-Hanks, Inc.                                             77,706    121,221
    Haverty Furniture Cos., Inc.                                  43,931    957,696
    Haverty Furniture Cos., Inc. Class A                             457      9,871
*   Helen of Troy, Ltd.                                           53,819  5,021,313
#*  hhgregg, Inc.                                                  3,813      2,057
#*  Hibbett Sports, Inc.                                          24,729    816,057
    Hooker Furniture Corp.                                        22,343    741,788
*   Horizon Global Corp.                                          52,457  1,026,584
*   Houghton Mifflin Harcourt Co.                                137,504  1,553,795
    HSN, Inc.                                                     39,793  1,402,703
#*  Iconix Brand Group, Inc.                                      48,591    500,001
    ILG, Inc.                                                     46,169    874,903
*   Installed Building Products, Inc.                              9,858    403,192
#   International Game Technology P.L.C.                           1,000     26,410
    International Speedway Corp. Class A                          44,994  1,649,030
*   Intrawest Resorts Holdings, Inc.                              10,542    217,271
#*  iRobot Corp.                                                  22,972  1,391,184
*   Isle of Capri Casinos, Inc.                                   36,409    866,898
    Jack in the Box, Inc.                                         50,226  5,420,390
#*  JAKKS Pacific, Inc.                                           10,774     54,947
#*  Jamba, Inc.                                                   28,170    256,347
#*  JC Penney Co., Inc.                                          105,987    704,814
    John Wiley & Sons, Inc. Class A                               38,585  2,126,034
    Johnson Outdoors, Inc. Class A                                16,903    582,815
*   K12, Inc.                                                     38,386    765,033
#*  Kate Spade & Co.                                              47,132    872,413

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                       SHARES    VALUE+
                                                                       ------- ----------
Consumer Discretionary -- (Continued)
#         KB Home                                                       91,281 $1,495,183
#*        Kirkland's, Inc.                                              50,945    707,117
#*        Kona Grill, Inc.                                              11,058    101,181
*         La Quinta Holdings, Inc.                                      21,360    301,817
          La-Z-Boy, Inc.                                               123,258  3,525,179
*         Lakeland Industries, Inc.                                      6,559     71,165
          LCI Industries                                                44,007  4,829,768
          Libbey, Inc.                                                  47,692    816,010
          Liberty Tax, Inc.                                              2,368     31,731
*         Liberty TripAdvisor Holdings, Inc. Class A                    40,636    729,416
*         Liberty Ventures Series A                                      1,486     64,864
          Lifetime Brands, Inc.                                         25,454    380,537
#*        Lindblad Expeditions Holdings, Inc.                            5,465     49,130
#*        Lions Gate Entertainment Corp. Class B                         2,854     76,459
#         Lithia Motors, Inc. Class A                                   51,735  5,334,913
*         Luby's, Inc.                                                  56,361    206,845
*         M/I Homes, Inc.                                               42,762  1,075,037
*         Malibu Boats, Inc. Class A                                    25,658    476,212
          Marcus Corp. (The)                                            41,404  1,227,629
          Marine Products Corp.                                         33,214    378,972
*         MarineMax, Inc.                                               62,761  1,346,223
#         Marriott Vacations Worldwide Corp.                            42,178  3,647,553
#*        McClatchy Co. (The) Class A                                    2,442     28,181
          MDC Holdings, Inc.                                            73,710  1,993,118
(degrees) Media General, Inc.                                           64,715     20,055
#         Meredith Corp.                                                71,233  4,366,583
*         Meritage Homes Corp.                                          43,894  1,613,105
*         Modine Manufacturing Co.                                      72,534    986,462
*         Monarch Casino & Resort, Inc.                                 36,281    862,037
#         Monro Muffler Brake, Inc.                                     45,850  2,746,415
#*        Motorcar Parts of America, Inc.                               37,101    973,159
          Movado Group, Inc.                                            45,116  1,224,899
*         MSG Networks, Inc. Class A                                    13,200    306,240
*         Murphy USA, Inc.                                              59,905  3,815,949
          NACCO Industries, Inc. Class A                                14,669  1,081,839
*         Nathan's Famous, Inc.                                         14,980    936,250
          National CineMedia, Inc.                                      98,346  1,441,752
#*        Nautilus, Inc.                                                95,994  1,665,496
*         New Home Co., Inc. (The)                                         839      8,759
          New Media Investment Group, Inc.                                 953     14,524
*         New York & Co., Inc.                                          51,657    112,096
          New York Times Co. (The) Class A                             236,803  3,196,841
          Nexstar Media Group, Inc.                                     46,880  3,065,952
#*        Noodles & Co.                                                  8,063     35,477
          Nutrisystem, Inc.                                             50,487  1,668,595
          Office Depot, Inc.                                           455,372  2,026,405
*         Ollie's Bargain Outlet Holdings, Inc.                         18,178    555,338
#*        Overstock.com, Inc.                                           15,250    253,150
          Oxford Industries, Inc.                                       25,607  1,408,897
#         Papa John's International, Inc.                               61,421  5,234,298
#*        Papa Murphy's Holdings, Inc.                                   3,866     17,474
*         Penn National Gaming, Inc.                                    63,987    881,741
          Penske Automotive Group, Inc.                                 41,933  2,279,478

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Consumer Discretionary -- (Continued)
*   Perry Ellis International, Inc.                               36,369 $  857,945
    PetMed Express, Inc.                                          61,184  1,296,489
#   Pier 1 Imports, Inc.                                         180,226  1,310,243
*   Pinnacle Entertainment, Inc.                                  72,817  1,121,382
#   Pool Corp.                                                    41,444  4,374,829
*   Popeyes Louisiana Kitchen, Inc.                               27,483  1,736,651
*   Potbelly Corp.                                                21,806    283,478
    RCI Hospitality Holdings, Inc.                                15,408    270,410
*   Reading International, Inc. Class A                           21,119    345,296
*   Reading International, Inc. Class B                            2,340     43,641
*   Red Lion Hotels Corp.                                         24,422    195,376
*   Red Robin Gourmet Burgers, Inc.                               31,187  1,482,942
    Regal Entertainment Group Class A                            143,049  3,241,490
*   Regis Corp.                                                   77,811  1,083,129
#   Rent-A-Center, Inc.                                           48,617    435,608
    Rocky Brands, Inc.                                            14,145    178,934
*   Ruby Tuesday, Inc.                                            66,009    129,378
    Ruth's Hospitality Group, Inc.                                87,901  1,507,502
    Saga Communications, Inc. Class A                             15,886    799,066
    Salem Media Group, Inc.                                       12,256     74,762
    Scholastic Corp.                                              34,145  1,563,158
*   Sears Hometown and Outlet Stores, Inc.                           720      2,628
    SeaWorld Entertainment, Inc.                                 122,968  2,226,950
#*  Select Comfort Corp.                                          89,608  1,808,289
*   Sequential Brands Group, Inc.                                  3,479     16,108
*   Shiloh Industries, Inc.                                       26,761    320,864
    Shoe Carnival, Inc.                                           48,652  1,244,032
#*  Shutterfly, Inc.                                              64,322  3,301,648
#   Sinclair Broadcast Group, Inc. Class A                        91,559  3,090,116
*   Skechers U.S.A., Inc. Class A                                 70,830  1,779,250
#*  Skyline Corp.                                                 10,040    105,119
    Sonic Automotive, Inc. Class A                                52,991  1,239,989
#   Sonic Corp.                                                  128,846  3,208,265
*   Sotheby's                                                     79,852  3,170,923
    Spartan Motors, Inc.                                          46,022    363,574
    Speedway Motorsports, Inc.                                    48,140  1,034,529
#*  Sportsman's Warehouse Holdings, Inc.                          23,804    177,102
#   Stage Stores, Inc.                                            39,118    109,530
    Standard Motor Products, Inc.                                 57,284  2,856,753
    Stanley Furniture Co., Inc.                                    8,005      7,525
    Stein Mart, Inc.                                              76,187    278,844
*   Steven Madden, Ltd.                                           87,012  3,062,822
*   Stoneridge, Inc.                                             102,453  1,681,254
    Strattec Security Corp.                                        5,841    179,903
*   Strayer Education, Inc.                                       25,749  2,085,669
#   Sturm Ruger & Co., Inc.                                       31,391  1,655,875
    Superior Industries International, Inc.                       45,688  1,053,108
    Superior Uniform Group, Inc.                                  19,372    329,711
*   Sypris Solutions, Inc.                                        25,625     23,319
#   Tailored Brands, Inc.                                         15,942    338,768
*   Tandy Leather Factory, Inc.                                   22,365    173,329
*   Taylor Morrison Home Corp. Class A                            19,647    381,152
#*  Tempur Sealy International, Inc.                              16,600    713,800

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Consumer Discretionary -- (Continued)
#*  Tenneco, Inc.                                                 83,308 $  5,619,125
#   Texas Roadhouse, Inc.                                        103,127    4,809,843
    Thor Industries, Inc.                                         99,761   10,325,264
#*  Tile Shop Holdings, Inc.                                       4,897       93,533
*   Tilly's, Inc. Class A                                         12,931      173,275
#   Time, Inc.                                                    94,111    1,811,637
*   TopBuild Corp.                                                21,688      804,842
    Tower International, Inc.                                     34,545      905,079
*   Town Sports International Holdings, Inc.                      18,850       55,608
*   Townsquare Media, Inc. Class A                                 1,089       11,631
*   Trans World Entertainment Corp.                               15,000       41,250
*   TRI Pointe Group, Inc.                                       155,160    1,903,813
#   tronc, Inc.                                                    7,364       97,647
#*  Tuesday Morning Corp.                                         63,797      274,327
#   Tupperware Brands Corp.                                       71,609    4,322,319
*   UCP, Inc. Class A                                              7,796       88,485
*   Unifi, Inc.                                                   37,068      996,759
#*  Universal Electronics, Inc.                                   27,988    1,665,286
    Universal Technical Institute, Inc.                            7,561       24,271
*   US Auto Parts Network, Inc.                                   22,977       77,892
    Vail Resorts, Inc.                                            13,927    2,389,038
#*  Vera Bradley, Inc.                                            34,600      396,516
#*  Vince Holding Corp.                                           22,894       69,827
*   Vista Outdoor, Inc.                                           81,788    2,356,312
*   Visteon Corp.                                                 24,747    2,216,589
#*  Vitamin Shoppe, Inc.                                          42,033      910,014
*   VOXX International Corp.                                      18,148       76,222
*   WCI Communities, Inc.                                          5,196      121,586
#   Wendy's Co. (The)                                            347,849    4,706,397
*   West Marine, Inc.                                             48,991      454,147
    Weyco Group, Inc.                                              9,554      269,232
#*  William Lyon Homes Class A                                    17,745      313,199
    Winmark Corp.                                                  8,419      932,404
    Winnebago Industries, Inc.                                    77,870    2,445,118
    Wolverine World Wide, Inc.                                    64,816    1,522,528
*   ZAGG, Inc.                                                    77,954      522,292
#*  Zumiez, Inc.                                                  51,342    1,029,407
                                                                         ------------
Total Consumer Discretionary                                              377,428,198
                                                                         ------------
Consumer Staples -- (3.6%)
    Alico, Inc.                                                    7,043      189,809
*   Alliance One International, Inc.                               4,561       75,941
    Andersons, Inc. (The)                                         38,223    1,442,918
*   Avon Products, Inc.                                          128,982      757,124
#   B&G Foods, Inc.                                               81,354    3,608,050
#*  Boston Beer Co., Inc. (The) Class A                            8,600    1,321,820
*   Bridgford Foods Corp.                                          6,838       81,270
#   Cal-Maine Foods, Inc.                                         61,940    2,582,898
#   Calavo Growers, Inc.                                          27,373    1,513,727
    Casey's General Stores, Inc.                                  32,444    3,727,816
*   CCA Industries, Inc.                                          12,215       31,759
*   Central Garden & Pet Co.                                      27,336      897,988
*   Central Garden & Pet Co. Class A                              76,906    2,367,167

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Consumer Staples -- (Continued)
#*  Chefs' Warehouse, Inc. (The)                                  40,977 $  684,316
#   Coca-Cola Bottling Co. Consolidated                           12,876  2,173,984
#*  Craft Brew Alliance, Inc.                                     57,499    873,985
*   Darling Ingredients, Inc.                                    244,351  2,932,212
    Dean Foods Co.                                               152,908  3,036,753
    Energizer Holdings, Inc.                                      34,012  1,716,586
#*  Farmer Brothers Co.                                           31,433  1,093,868
    Fresh Del Monte Produce, Inc.                                 91,186  5,220,398
*   HRG Group, Inc.                                               52,919    890,627
    Ingles Markets, Inc. Class A                                  31,886  1,442,841
    Inter Parfums, Inc.                                           63,168  2,154,029
#*  Inventure Foods, Inc.                                          3,653     21,881
#   J&J Snack Foods Corp.                                         26,004  3,317,330
#   John B. Sanfilippo & Son, Inc.                                18,497  1,216,918
    Lancaster Colony Corp.                                        38,638  5,063,510
*   Landec Corp.                                                  68,962    868,921
*   Lifevantage Corp.                                              3,000     21,660
#*  Lifeway Foods, Inc.                                           29,166    314,118
    Limoneira Co.                                                  1,858     31,586
    Mannatech, Inc.                                                  840     16,674
    Medifast, Inc.                                                39,894  1,682,330
#   MGP Ingredients, Inc.                                         47,869  2,029,167
#   National Beverage Corp.                                       81,150  4,072,918
*   Natural Alternatives International, Inc.                      15,584    177,658
#*  Natural Grocers by Vitamin Cottage, Inc.                       9,581    121,104
    Nature's Sunshine Products, Inc.                               2,935     37,421
    Nu Skin Enterprises, Inc. Class A                             12,563    651,768
    Nutraceutical International Corp.                             27,069    906,811
    Oil-Dri Corp. of America                                      13,268    446,468
*   Omega Protein Corp.                                           49,304  1,230,135
#   Orchids Paper Products Co.                                    14,390    392,991
#*  Post Holdings, Inc.                                           73,132  6,119,686
#   PriceSmart, Inc.                                              41,997  3,557,146
*   Primo Water Corp.                                             28,108    363,155
#*  Revlon, Inc. Class A                                          77,452  2,590,769
    Rocky Mountain Chocolate Factory, Inc.                         9,933    108,866
#   Sanderson Farms, Inc.                                         27,564  2,508,324
*   Seaboard Corp.                                                    99    381,150
*   Seneca Foods Corp. Class A                                    19,421    696,243
*   Seneca Foods Corp. Class B                                     1,443     55,628
#   Snyder's-Lance, Inc.                                         132,573  5,088,152
    SpartanNash Co.                                               76,960  2,913,706
*   SUPERVALU, Inc.                                              145,278    569,490
#   Tootsie Roll Industries, Inc.                                 36,045  1,349,885
#*  TreeHouse Foods, Inc.                                         29,231  2,218,048
*   United Natural Foods, Inc.                                    62,532  2,857,712
    United-Guardian, Inc.                                         13,162    201,379
    Universal Corp.                                               33,750  2,295,000
*   USANA Health Sciences, Inc.                                   53,904  3,358,219
#   Vector Group, Ltd.                                           165,390  3,648,503
    Village Super Market, Inc. Class A                            10,319    312,563
#   WD-40 Co.                                                     17,475  1,837,496

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Consumer Staples -- (Continued)
    Weis Markets, Inc.                                            32,310 $  1,920,506
                                                                         ------------
Total Consumer Staples                                                    108,390,881
                                                                         ------------
Energy -- (4.2%)
    Adams Resources & Energy, Inc.                                 7,318      283,573
    Alon USA Energy, Inc.                                        109,643    1,234,580
    Archrock, Inc.                                                79,065    1,154,349
    Atwood Oceanics, Inc.                                         37,919      461,095
*   Barnwell Industries, Inc.                                      8,064       13,507
#*  Bill Barrett Corp.                                             3,382       22,152
#   Bristow Group, Inc.                                           36,385      642,559
*   Callon Petroleum Co.                                         157,437    2,405,637
#*  CARBO Ceramics, Inc.                                          12,224      173,581
*   Clayton Williams Energy, Inc.                                 17,125    2,490,831
*   Clean Energy Fuels Corp.                                      92,036      238,373
#   CONSOL Energy, Inc.                                           28,979      490,904
*   Contango Oil & Gas Co.                                        38,383      310,902
#   CVR Energy, Inc.                                               5,515      122,488
*   Dawson Geophysical Co.                                        17,578      139,218
    Delek US Holdings, Inc.                                      101,230    2,267,552
#   DHT Holdings, Inc.                                           190,797      894,838
#*  Diamond Offshore Drilling, Inc.                               27,686      453,497
#*  Dorian LPG, Ltd.                                               2,604       29,451
#*  Dril-Quip, Inc.                                               59,788    3,718,814
*   Eclipse Resources Corp.                                        8,853       21,778
*   ENGlobal Corp.                                                32,081       89,185
    EnLink Midstream LLC                                         139,058    2,412,656
*   Era Group, Inc.                                               15,103      236,513
    Evolution Petroleum Corp.                                     16,274      141,584
*   Exterran Corp.                                                36,912    1,145,010
*   Fairmount Santrol Holdings, Inc.                               2,298       28,771
#*  Forum Energy Technologies, Inc.                              170,526    3,700,414
    GasLog, Ltd.                                                  52,543      877,468
#*  Geospace Technologies Corp.                                   13,874      323,819
#   Green Plains, Inc.                                            69,992    1,574,820
    Gulf Island Fabrication, Inc.                                  9,982      138,750
#*  Gulfmark Offshore, Inc. Class A                                3,170        5,389
*   Gulfport Energy Corp.                                         12,319      257,467
    Hallador Energy Co.                                            2,560       24,064
*   Helix Energy Solutions Group, Inc.                           329,093    2,790,709
#*  Hornbeck Offshore Services, Inc.                              39,200      284,200
*   International Seaways, Inc.                                    1,937       33,665
#*  Jones Energy, Inc. Class A                                     6,200       27,590
#*  Kosmos Energy, Ltd.                                          224,433    1,467,792
*   Matrix Service Co.                                            62,462    1,399,149
*   McDermott International, Inc.                                126,308    1,023,095
*   Mitcham Industries, Inc.                                      19,337       93,881
#   Murphy Oil Corp.                                             114,500    3,310,195
#   Nabors Industries, Ltd.                                      406,068    6,598,605
*   Natural Gas Services Group, Inc.                              29,473      845,875
*   Newpark Resources, Inc.                                      257,550    1,944,503
    Noble Corp. P.L.C.                                           172,162    1,162,094
#   Nordic American Offshore, Ltd.                                   113          311

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Energy -- (Continued)
*   Northern Oil and Gas, Inc.                                     2,727 $      9,817
*   Oasis Petroleum, Inc.                                        225,714    3,191,596
    Oceaneering International, Inc.                               19,420      540,847
#*  Oil States International, Inc.                                74,879    2,957,720
    Overseas Shipholding Group, Inc. Class A                       5,814       28,547
    Panhandle Oil and Gas, Inc. Class A                           33,766      742,852
#*  Par Pacific Holdings, Inc.                                     4,077       59,239
*   Parker Drilling Co.                                          169,591      432,457
*   Parsley Energy, Inc. Class A                                 150,938    5,316,036
#   Patterson-UTI Energy, Inc.                                   258,733    7,254,873
    PBF Energy, Inc. Class A                                      92,666    2,148,925
*   PDC Energy, Inc.                                              86,705    6,410,968
*   PHI, Inc. Non-Voting                                          21,469      340,284
*   Pioneer Energy Services Corp.                                124,508      784,400
*   QEP Resources, Inc.                                          111,614    1,946,548
#*  Renewable Energy Group, Inc.                                  96,239      837,279
*   REX American Resources Corp.                                  18,425    1,529,828
*   Rice Energy, Inc.                                             40,144      796,056
*   RigNet, Inc.                                                  10,356      204,531
#*  Ring Energy, Inc.                                             10,120      133,584
#*  Rowan Cos. P.L.C. Class A                                    164,032    2,939,453
#   RPC, Inc.                                                    103,642    2,230,376
*   RSP Permian, Inc.                                             73,674    3,135,565
#   Scorpio Tankers, Inc.                                        154,485      591,678
#*  SEACOR Holdings, Inc.                                         19,648    1,445,503
    SemGroup Corp. Class A                                        91,516    3,633,185
#   Ship Finance International, Ltd.                              79,086    1,186,290
#   SM Energy Co.                                                116,078    3,541,540
#   Superior Energy Services, Inc.                               291,013    5,142,200
#*  Synergy Resources Corp.                                      363,056    3,125,912
#   Teekay Corp.                                                  13,734      138,027
    Teekay Tankers, Ltd. Class A                                  85,177      208,684
#*  Tesco Corp.                                                   57,529      494,749
*   TETRA Technologies, Inc.                                     131,044      649,978
#   Tidewater, Inc.                                               16,185       35,607
*   Unit Corp.                                                    80,109    2,082,834
*   Uranium Resources, Inc.                                        5,800       12,412
    US Silica Holdings, Inc.                                       7,707      455,792
    Western Refining, Inc.                                       111,876    3,916,779
*   Whiting Petroleum Corp.                                      530,702    5,885,485
*   Willbros Group, Inc.                                          41,822      126,721
    World Fuel Services Corp.                                     12,333      548,572
*   WPX Energy, Inc.                                             154,639    2,154,121
                                                                         ------------
Total Energy                                                              128,855,103
                                                                         ------------
Financials -- (19.7%)
    1st Constitution Bancorp                                         170        2,856
    1st Source Corp.                                              55,678    2,511,635
    A-Mark Precious Metals, Inc.                                   6,355      120,554
#   Access National Corp.                                         10,315      275,204
    ACNB Corp.                                                       896       26,880
    Allied World Assurance Co. Holdings AG                        18,633      989,971
*   Ambac Financial Group, Inc.                                   47,151      986,399

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Financials -- (Continued)
    American Equity Investment Life Holding Co.                   86,740 $2,047,064
    American National Bankshares, Inc.                             5,836    207,178
    American National Insurance Co.                                8,331    971,311
*   American River Bankshares                                      1,668     25,020
    Ameris Bancorp                                                61,629  2,779,468
    AMERISAFE, Inc.                                               46,111  2,907,299
    AmeriServ Financial, Inc.                                     53,261    210,381
#   AmTrust Financial Services, Inc.                              41,621  1,098,378
    Argo Group International Holdings, Ltd.                       52,342  3,347,271
    Arrow Financial Corp.                                         32,707  1,154,557
#   Artisan Partners Asset Management, Inc. Class A               30,995    897,305
    Aspen Insurance Holdings, Ltd.                               107,094  6,040,102
    Associated Banc-Corp                                         252,334  6,384,050
*   Asta Funding, Inc.                                            29,877    304,745
    Astoria Financial Corp.                                      171,851  3,249,702
    Atlantic American Corp.                                        4,900     18,375
*   Atlantic Coast Financial Corp.                                 2,377     17,174
*   Atlanticus Holdings Corp.                                     19,846     56,363
*   Atlas Financial Holdings, Inc.                                 5,764     97,988
#   Auburn National Bancorporation, Inc.                             300      9,855
    Baldwin & Lyons, Inc. Class A                                    550     13,376
    Baldwin & Lyons, Inc. Class B                                 18,373    440,952
    Banc of California, Inc.                                      41,095    649,301
#   BancFirst Corp.                                               22,138  2,088,720
*   Bancorp, Inc. (The)                                           32,428    194,244
    BancorpSouth, Inc.                                           195,948  5,819,656
    Bank Mutual Corp.                                             58,162    555,447
    Bank of Commerce Holdings                                        400      3,980
#   Bank of Hawaii Corp.                                          78,053  6,705,533
    Bank of Marin Bancorp                                          2,370    159,264
#   Bank of the Ozarks, Inc.                                      82,885  4,547,900
    BankFinancial Corp.                                           33,214    447,393
    Banner Corp.                                                  47,446  2,662,670
#   Bar Harbor Bankshares                                          7,703    333,771
    BCB Bancorp, Inc.                                              3,171     42,967
    Bear State Financial, Inc.                                       439      4,421
    Beneficial Bancorp, Inc.                                     103,520  1,847,832
    Berkshire Bancorp, Inc.                                          150      1,514
    Berkshire Hills Bancorp, Inc.                                 44,824  1,586,770
    BGC Partners, Inc. Class A                                   233,242  2,581,989
    Blue Hills Bancorp, Inc.                                       1,295     24,605
    BNC Bancorp                                                   26,796    944,559
#*  BofI Holding, Inc.                                           104,916  3,095,022
    Boston Private Financial Holdings, Inc.                      207,901  3,430,366
    Bridge Bancorp, Inc.                                           3,288    118,861
    Brookline Bancorp, Inc.                                      132,821  2,091,931
    Bryn Mawr Bank Corp.                                          31,125  1,246,556
#*  BSB Bancorp, Inc.                                                806     22,367
    C&F Financial Corp.                                              384     16,646
    Calamos Asset Management, Inc. Class A                        29,630    249,485
    California First National Bancorp                              3,097     50,017
    Camden National Corp.                                         22,486    932,719
    Capital Bank Financial Corp. Class A                          40,773  1,606,456

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
    Capital City Bank Group, Inc.                                  9,887 $   204,562
    Capitol Federal Financial, Inc.                              261,496   4,040,113
    Cardinal Financial Corp.                                      72,600   2,276,736
    Carolina Financial Corp.                                       2,149      64,363
*   Cascade Bancorp                                               65,778     524,251
    Cathay General Bancorp                                       196,272   7,152,152
    CenterState Banks, Inc.                                       49,467   1,206,500
    Central Pacific Financial Corp.                               36,153   1,132,673
    Century Bancorp, Inc. Class A                                  1,209      72,903
    Charter Financial Corp.                                        7,207     123,816
    Chemical Financial Corp.                                      52,866   2,613,166
    Citizens & Northern Corp.                                      6,043     143,582
    Citizens Community Bancorp, Inc.                              17,782     221,564
    Citizens Holding Co.                                             592      15,096
#*  Citizens, Inc.                                               100,100     926,926
    City Holding Co.                                              36,845   2,398,241
    Civista Bancshares, Inc.                                         742      15,204
    Clifton Bancorp, Inc.                                         53,560     831,251
    CNB Financial Corp.                                           12,380     290,435
    CNO Financial Group, Inc.                                    336,171   6,356,994
    CoBiz Financial, Inc.                                         97,826   1,713,912
    Codorus Valley Bancorp, Inc.                                   2,441      62,660
#   Cohen & Steers, Inc.                                           4,311     150,411
*   Colony Bankcorp, Inc.                                          1,629      22,562
    Columbia Banking System, Inc.                                102,093   4,059,218
#   Community Bank System, Inc.                                   73,425   4,285,083
    Community Trust Bancorp, Inc.                                 42,011   1,943,009
    Community West Bancshares                                      1,200      12,180
    ConnectOne Bancorp, Inc.                                      37,010     914,147
*   Consumer Portfolio Services, Inc.                             43,017     205,621
#*  Cowen Group, Inc. Class A                                     37,869     568,035
    Crawford & Co. Class A                                        64,152     592,764
#   Crawford & Co. Class B                                        46,636     565,228
*   Credit Acceptance Corp.                                        4,645     953,526
*   CU Bancorp                                                     2,324      84,245
#*  Customers Bancorp, Inc.                                       32,451   1,118,261
#   CVB Financial Corp.                                          189,760   4,277,190
    Diamond Hill Investment Group, Inc.                            6,604   1,335,329
    Dime Community Bancshares, Inc.                               77,358   1,655,461
    Donegal Group, Inc. Class A                                   36,097     594,518
    Donegal Group, Inc. Class B                                      870      14,159
*   Donnelley Financial Solutions, Inc.                            9,131     219,874
*   Eagle Bancorp, Inc.                                           20,179   1,235,964
    Eastern Virginia Bankshares, Inc.                                822       8,220
#*  eHealth, Inc.                                                 35,922     440,404
    EMC Insurance Group, Inc.                                     42,825   1,248,349
    Employers Holdings, Inc.                                      57,190   2,084,575
#*  Encore Capital Group, Inc.                                    43,194   1,336,854
    Endurance Specialty Holdings, Ltd.                           111,425  10,327,983
*   Enova International, Inc.                                     28,406     400,525
*   Enstar Group, Ltd.                                            17,850   3,456,652
    Enterprise Bancorp, Inc.                                       2,843      95,553
    Enterprise Financial Services Corp.                           39,490   1,644,758

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Financials -- (Continued)
    ESSA Bancorp, Inc.                                            11,338 $  179,481
    Evans Bancorp, Inc.                                            1,635     60,332
    EverBank Financial Corp.                                      90,096  1,750,565
#   Evercore Partners, Inc. Class A                               50,694  3,926,250
*   Ezcorp, Inc. Class A                                          55,087    545,361
    Farmers Capital Bank Corp.                                     2,243     83,327
#   Farmers National Banc Corp.                                    2,180     27,468
    FBL Financial Group, Inc. Class A                             40,672  2,838,906
*   FCB Financial Holdings, Inc. Class A                          36,154  1,697,430
    Federal Agricultural Mortgage Corp. Class A                    1,115     66,900
    Federal Agricultural Mortgage Corp. Class C                   23,362  1,300,329
#   Federated Investors, Inc. Class B                             65,759  1,710,392
    Federated National Holding Co.                                22,136    405,974
    Fidelity Southern Corp.                                       26,299    611,452
    Financial Institutions, Inc.                                  28,837    950,179
*   First Acceptance Corp.                                        96,214    152,980
    First American Financial Corp.                               108,919  4,093,176
*   First BanCorp(318672706)                                     115,320    774,950
    First Bancorp(318910106)                                      19,845    580,863
    First Bancorp, Inc.                                            7,373    199,071
    First Bancshares, Inc. (The)                                     300      8,295
    First Busey Corp.                                             66,188  1,935,999
    First Business Financial Services, Inc.                        2,930     70,994
    First Citizens BancShares, Inc. Class A                        4,345  1,593,485
    First Commonwealth Financial Corp.                           156,095  2,204,061
    First Community Bancshares, Inc.                              38,036  1,106,848
    First Connecticut Bancorp, Inc.                                7,526    170,464
    First Defiance Financial Corp.                                24,297  1,177,433
    First Financial Bancorp                                      105,801  2,914,818
    First Financial Bankshares, Inc.                              62,558  2,668,099
    First Financial Corp.                                         25,478  1,231,861
    First Financial Northwest, Inc.                               35,765    742,124
*   First Foundation, Inc.                                         7,818    113,361
#   First Horizon National Corp.                                 360,615  7,212,300
#   First Interstate BancSystem, Inc. Class A                     38,696  1,592,340
    First Merchants Corp.                                         71,810  2,752,477
    First Midwest Bancorp, Inc.                                  148,800  3,612,864
#*  First NBC Bank Holding Co.                                    17,220     68,880
    First of Long Island Corp. (The)                               9,198    249,266
    First South Bancorp, Inc.                                      3,490     43,241
*   First United Corp.                                             1,700     24,310
    FirstCash, Inc.                                               83,455  3,563,528
*   Flagstar Bancorp, Inc.                                        54,290  1,399,053
    Flushing Financial Corp.                                      76,944  2,092,877
    FNB Corp.                                                    409,087  6,111,760
#*  FNFV Group                                                     6,727     87,451
    Fulton Financial Corp.                                       353,155  6,427,421
    Gain Capital Holdings, Inc.                                   45,587    342,358
    GAMCO Investors, Inc. Class A                                  4,608    134,554
*   Genworth Financial, Inc. Class A                               6,100     20,496
    German American Bancorp, Inc.                                 33,538  1,609,489
    Glacier Bancorp, Inc.                                        134,100  4,764,573
*   Global Indemnity, Ltd.                                        23,351    922,598

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Financials -- (Continued)
    Great Southern Bancorp, Inc.                                  30,992 $1,551,150
#   Great Western Bancorp, Inc.                                   19,797    846,322
*   Green Dot Corp. Class A                                       84,511  2,264,895
    Greenhill & Co., Inc.                                          1,234     36,465
#*  Greenlight Capital Re, Ltd. Class A                           47,388  1,070,969
    Guaranty Bancorp                                              22,966    555,777
    Guaranty Federal Bancshares, Inc.                              2,022     41,249
*   Hallmark Financial Services, Inc.                             32,044    350,561
    Hancock Holding Co.                                          121,742  5,581,871
    Hanmi Financial Corp.                                         80,861  2,680,542
    Hanover Insurance Group, Inc. (The)                           63,118  5,298,125
    Hawthorn Bancshares, Inc.                                      1,955     37,829
    HCI Group, Inc.                                               26,822  1,109,358
    Heartland Financial USA, Inc.                                 38,128  1,784,390
#   Hennessy Advisors, Inc.                                        1,841     51,198
    Heritage Commerce Corp.                                       47,077    660,961
    Heritage Financial Corp.                                      39,658  1,011,279
    Heritage Insurance Holdings, Inc.                              7,805    110,675
    Heritage Oaks Bancorp                                          1,500     20,310
    Hilltop Holdings, Inc.                                       197,180  5,398,788
#   Hingham Institution for Savings                                  622    120,289
*   HMN Financial, Inc.                                            2,746     50,115
    Home Bancorp, Inc.                                             1,082     38,487
    Home BancShares, Inc.                                        237,604  6,401,052
*   HomeStreet, Inc.                                              28,015    733,993
*   HomeTrust Bancshares, Inc.                                     7,702    190,625
    Hope Bancorp, Inc.                                           309,896  6,479,925
    HopFed Bancorp, Inc.                                           5,577     79,138
    Horace Mann Educators Corp.                                   77,779  3,216,162
    Horizon Bancorp                                                9,262    237,385
    Huntington Bancshares, Inc.                                  293,065  3,965,169
    Iberiabank Corp.                                              65,482  5,379,346
*   Impac Mortgage Holdings, Inc.                                  1,592     22,001
    Independence Holding Co.                                      15,563    309,704
    Independent Bank Corp.(453836108)                             43,062  2,684,916
    Independent Bank Corp.(453838609)                             21,971    461,391
    Independent Bank Group, Inc.                                   5,125    318,519
    Infinity Property & Casualty Corp.                            17,124  1,487,219
    Interactive Brokers Group, Inc. Class A                      114,563  4,277,782
    International Bancshares Corp.                               107,214  3,977,639
*   INTL. FCStone, Inc.                                           33,417  1,232,419
    Investment Technology Group, Inc.                             52,538  1,057,065
    Investors Title Co.                                            1,371    166,604
    Janus Capital Group, Inc.                                    283,423  3,542,787
*   KCG Holdings, Inc. Class A                                    68,818    961,387
    Kearny Financial Corp.                                        84,846  1,293,901
    Kemper Corp.                                                  75,283  3,252,226
    Kentucky First Federal Bancorp                                 3,402     32,319
*   Ladenburg Thalmann Financial Services, Inc.                   46,904    107,879
    Lake Shore Bancorp, Inc.                                         338      5,357
    Lakeland Bancorp, Inc.                                        68,548  1,271,565
    Lakeland Financial Corp.                                      60,442  2,684,834
    Landmark Bancorp, Inc.                                         2,847     86,834

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Financials -- (Continued)
#   LCNB Corp.                                                       700 $   15,750
    LegacyTexas Financial Group, Inc.                             81,712  3,376,340
    Legg Mason, Inc.                                              36,052  1,142,488
#*  LendingTree, Inc.                                             16,526  1,849,259
    LPL Financial Holdings, Inc.                                   2,401     94,359
    Macatawa Bank Corp.                                           49,055    501,342
    Mackinac Financial Corp.                                       7,750    102,920
*   Magyar Bancorp, Inc.                                             809     10,432
    Maiden Holdings, Ltd.                                        109,686  1,946,926
    MainSource Financial Group, Inc.                              45,798  1,504,922
#   Manning & Napier, Inc.                                         8,300     57,685
    MarketAxess Holdings, Inc.                                    48,452  9,072,637
    Marlin Business Services Corp.                                31,329    719,001
    MB Financial, Inc.                                           124,928  5,563,044
*   MBIA, Inc.                                                   195,999  1,999,190
    MBT Financial Corp.                                            5,135     55,458
    Mercantile Bank Corp.                                         13,211    426,715
    Merchants Bancshares, Inc.                                    15,286    779,586
#   Mercury General Corp.                                         72,475  4,584,044
    Meridian Bancorp, Inc.                                        88,623  1,670,544
#   Meta Financial Group, Inc.                                    11,924  1,047,523
*   MGIC Investment Corp.                                        216,764  2,308,537
#   Middleburg Financial Corp.                                       120      4,121
    MidSouth Bancorp, Inc.                                        11,037    159,485
    MidWestOne Financial Group, Inc.                               4,919    173,690
    Moelis & Co. Class A                                             496     16,914
    MutualFirst Financial, Inc.                                    5,459    170,594
    National Bank Holdings Corp. Class A                          38,446  1,249,495
#   National Bankshares, Inc.                                        300     13,065
    National General Holdings Corp.                               35,964    880,758
    National Security Group, Inc. (The)                            1,000     16,140
    National Western Life Group, Inc. Class A                      1,800    527,670
#*  Nationstar Mortgage Holdings, Inc.                               658     11,936
    Navigators Group, Inc. (The)                                  46,470  2,609,290
#   NBT Bancorp, Inc.                                             65,978  2,687,944
    Nelnet, Inc. Class A                                          59,149  2,900,075
*   NewStar Financial, Inc.                                      110,612    982,235
*   Nicholas Financial, Inc.                                       1,591     17,501
#*  Nicolet Bankshares, Inc.                                         200      9,694
*   NMI Holdings, Inc. Class A                                     5,902     63,742
    Northfield Bancorp, Inc.                                      78,040  1,408,622
    Northrim BanCorp, Inc.                                         6,601    186,478
    Northwest Bancshares, Inc.                                   179,639  3,066,438
    Norwood Financial Corp.                                          633     23,098
    OceanFirst Financial Corp.                                    50,311  1,429,336
    OFG Bancorp                                                   66,500    881,125
    Ohio Valley Banc Corp.                                           600     16,800
    Old Line Bancshares, Inc.                                      2,991     80,189
    Old National Bancorp.                                        173,449  3,078,720
    Old Second Bancorp, Inc.                                      10,484    113,227
    OneBeacon Insurance Group, Ltd. Class A                       39,902    647,609
    Oppenheimer Holdings, Inc. Class A                             7,585    129,704
    Opus Bank                                                     16,999    345,930

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Financials -- (Continued)
    Oritani Financial Corp.                                       82,720 $1,435,192
    Pacific Continental Corp.                                     45,415  1,126,292
*   Pacific Mercantile Bancorp                                    23,836    170,427
*   Pacific Premier Bancorp, Inc.                                 30,323  1,193,210
#   Park National Corp.                                           16,584  1,837,341
    Park Sterling Corp.                                           56,399    659,868
    Peapack Gladstone Financial Corp.                              8,007    241,851
    Penns Woods Bancorp, Inc.                                      3,302    152,552
#*  PennyMac Financial Services, Inc. Class A                        630     10,647
    People's Utah Bancorp                                          1,208     30,502
    Peoples Bancorp of North Carolina, Inc.                          986     25,636
    Peoples Bancorp, Inc.                                         18,237    566,259
*   PHH Corp.                                                     58,290    849,868
*   PICO Holdings, Inc.                                           24,511    349,282
#   Pinnacle Financial Partners, Inc.                             85,332  5,704,444
*   Piper Jaffray Cos.                                            17,595  1,240,447
    Popular, Inc.                                                 77,549  3,445,502
*   Porter Bancorp, Inc.                                             857      9,444
#*  PRA Group, Inc.                                               75,583  3,008,203
    Preferred Bank                                                13,114    726,647
    Premier Financial Bancorp, Inc.                                8,114    148,648
#   Primerica, Inc.                                               81,641  6,159,813
    PrivateBancorp, Inc.                                         127,334  6,960,076
    ProAssurance Corp.                                            88,579  4,818,698
#   Prosperity Bancshares, Inc.                                    8,768    636,820
    Provident Financial Holdings, Inc.                             4,854     89,945
    Provident Financial Services, Inc.                           105,610  2,795,497
    Prudential Bancorp, Inc.                                       1,711     29,994
    Pzena Investment Management, Inc. Class A                     17,197    171,798
    QCR Holdings, Inc.                                             1,603     67,246
    Radian Group, Inc.                                           324,032  5,962,189
*   Regional Management Corp.                                      5,474    136,905
    RenaissanceRe Holdings, Ltd.                                  11,592  1,580,221
    Renasant Corp.                                                78,372  3,119,206
    Republic Bancorp, Inc. Class A                                38,176  1,322,798
#*  Republic First Bancorp, Inc.                                  13,084     98,784
    Riverview Bancorp, Inc.                                        6,295     48,283
    RLI Corp.                                                     70,858  4,210,382
*   Royal Bancshares of Pennsylvania, Inc. Class A                13,432     53,325
    S&T Bancorp, Inc.                                             62,285  2,343,162
*   Safeguard Scientifics, Inc.                                   49,675    598,584
    Safety Insurance Group, Inc.                                  35,435  2,540,689
    Salisbury Bancorp, Inc.                                          551     21,379
    Sandy Spring Bancorp, Inc.                                    56,056  2,296,614
*   Seacoast Banking Corp. of Florida                             41,244    898,294
*   Security National Financial Corp. Class A                      3,323     23,263
*   Select Bancorp, Inc.                                           2,536     26,197
    Selective Insurance Group, Inc.                               89,345  3,725,686
#   ServisFirst Bancshares, Inc.                                   6,856    274,514
    Shore Bancshares, Inc.                                         1,596     25,680
    SI Financial Group, Inc.                                      34,659    521,618
    Siebert Financial Corp.                                        7,500     23,625
    Sierra Bancorp                                                20,184    540,124

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Financials -- (Continued)
    Silvercrest Asset Management Group, Inc. Class A               2,711 $   37,683
#   Simmons First National Corp. Class A                          47,535  2,859,230
    South State Corp.                                             44,862  4,010,663
*   Southern First Bancshares, Inc.                                2,435     86,199
    Southern Missouri Bancorp, Inc.                                2,222     74,793
    Southern National Bancorp of Virginia, Inc.                    1,542     24,718
    Southside Bancshares, Inc.                                    54,854  1,873,813
    Southwest Bancorp, Inc.                                       39,847  1,103,762
    Southwest Georgia Financial Corp.                              1,439     29,140
#   State Auto Financial Corp.                                    34,280    865,913
    State Bank Financial Corp.                                    19,735    521,793
    State National Cos., Inc.                                     11,455    157,621
    Sterling Bancorp                                             292,357  6,972,714
    Stewart Information Services Corp.                            48,701  2,127,260
#*  Stifel Financial Corp.                                        65,436  3,293,394
#   Stock Yards Bancorp, Inc.                                     46,692  2,091,802
    Stonegate Bank                                                 1,395     63,486
    Suffolk Bancorp                                               18,191    753,471
    Summit Financial Group, Inc.                                   1,045     27,327
    Summit State Bank                                                800     12,600
    Sun Bancorp, Inc.                                             19,147    478,675
    Sussex Bancorp                                                 1,111     23,609
    Synovus Financial Corp.                                       47,535  1,981,259
    TCF Financial Corp.                                          235,045  4,078,031
    Territorial Bancorp, Inc.                                     19,909    630,518
*   Texas Capital Bancshares, Inc.                                73,398  6,055,335
    TheStreet, Inc.                                               24,496     20,087
*   Third Point Reinsurance, Ltd.                                 17,791    203,707
    Timberland Bancorp, Inc.                                       7,280    152,225
    Tiptree, Inc.                                                 58,786    385,048
#   Tompkins Financial Corp.                                      26,932  2,438,693
#   Towne Bank                                                    62,225  2,003,645
    Trico Bancshares                                              34,902  1,286,837
*   TriState Capital Holdings, Inc.                               12,954    287,579
    TrustCo Bank Corp. NY                                        190,828  1,602,955
#   Trustmark Corp.                                              123,828  4,163,097
    UMB Financial Corp.                                           77,529  5,980,587
    Umpqua Holdings Corp.                                         87,978  1,610,877
*   Unico American Corp.                                           4,300     43,860
    Union Bankshares Corp.                                        91,372  3,358,835
    United Bancshares, Inc.                                          110      2,472
#   United Bankshares, Inc.                                      122,767  5,499,962
    United Community Banks, Inc.                                  84,057  2,364,523
    United Community Financial Corp.                              39,729    338,094
    United Financial Bancorp, Inc.                               147,770  2,667,248
    United Fire Group, Inc.                                       39,695  1,873,604
    United Insurance Holdings Corp.                               36,258    495,647
*   United Security Bancshares                                     7,185     56,762
    Unity Bancorp, Inc.                                            6,998    115,117
    Universal Insurance Holdings, Inc.                            95,055  2,485,688
    Univest Corp. of Pennsylvania                                 36,990  1,041,268
    Validus Holdings, Ltd.                                         8,280    471,960
    Valley National Bancorp                                      427,473  5,176,698

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Financials -- (Continued)
    Value Line, Inc.                                               4,136 $     74,034
*   Veritex Holdings, Inc.                                         1,485       40,333
    Virtus Investment Partners, Inc.                              15,936    1,737,024
*   Walker & Dunlop, Inc.                                         57,225    1,797,437
    Washington Federal, Inc.                                     213,015    6,997,543
    Washington Trust Bancorp, Inc.                                37,710    2,055,195
    WashingtonFirst Bankshares, Inc.                                 958       26,680
    Waterstone Financial, Inc.                                    76,632    1,387,039
    Wayne Savings Bancshares, Inc.                                   132        2,376
#   Webster Financial Corp.                                      144,207    7,573,752
    WesBanco, Inc.                                                66,703    2,768,174
    West Bancorporation, Inc.                                     41,760      952,128
#   Westamerica Bancorporation                                    36,473    2,069,843
*   Western Alliance Bancorp                                     163,870    8,091,901
    Western New England Bancorp, Inc.                             35,965      348,861
#   Westwood Holdings Group, Inc.                                 14,750      824,820
    Wintrust Financial Corp.                                      82,462    5,904,279
#   WisdomTree Investments, Inc.                                 126,705    1,305,061
*   World Acceptance Corp.                                        21,517    1,055,839
    WSFS Financial Corp.                                          31,126    1,410,008
    WVS Financial Corp.                                              700       10,325
#*  Xenith Bankshares, Inc.                                          458       11,926
    Yadkin Financial Corp.                                        24,310      777,920
                                                                         ------------
Total Financials                                                          598,374,325
                                                                         ------------
Health Care -- (6.5%)
    Abaxis, Inc.                                                  20,277    1,033,215
#*  Accuray, Inc.                                                 17,409      100,102
#   Aceto Corp.                                                   70,011    1,336,510
#*  Acorda Therapeutics, Inc.                                     18,229      373,695
#*  Adamas Pharmaceuticals, Inc.                                   2,588       41,072
#*  Adcare Health Systems, Inc.                                    1,300        2,119
*   Addus HomeCare Corp.                                          21,894      747,680
#*  Air Methods Corp.                                             70,053    2,500,892
#*  Akorn, Inc.                                                   44,725      854,248
*   Albany Molecular Research, Inc.                               84,130    1,547,992
*   Alere, Inc.                                                   40,491    1,498,167
#*  Alliance HealthCare Services, Inc.                             8,794       85,961
#*  Allscripts Healthcare Solutions, Inc.                        289,016    3,384,377
*   Almost Family, Inc.                                           23,821    1,125,542
*   AMAG Pharmaceuticals, Inc.                                    18,629      448,959
*   Amedisys, Inc.                                                64,588    2,959,422
#*  AMN Healthcare Services, Inc.                                 86,819    3,112,461
#*  Amphastar Pharmaceuticals, Inc.                               18,130      285,548
    Analogic Corp.                                                19,018    1,476,748
*   AngioDynamics, Inc.                                           56,468      908,852
#*  Anika Therapeutics, Inc.                                      38,035    1,922,289
*   Aptevo Therapeutics, Inc.                                     35,902       71,445
#*  Aralez Pharmaceuticals, Inc.                                  18,855       79,380
*   Arrhythmia Research Technology, Inc.                           6,700       28,207
*   Assembly Biosciences, Inc.                                     2,702       50,176
#*  Atara Biotherapeutics, Inc.                                    3,802       51,137
    Atrion Corp.                                                   3,399    1,660,751

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Health Care -- (Continued)
*   BioScrip, Inc.                                                 5,314 $    7,280
*   BioSpecifics Technologies Corp.                               10,746    551,162
*   BioTelemetry, Inc.                                           102,457  2,361,634
*   Bovie Medical Corp.                                           18,586     70,255
#*  Brookdale Senior Living, Inc.                                138,200  2,068,854
*   Cambrex Corp.                                                 72,842  3,820,563
    Cantel Medical Corp.                                          83,217  6,441,828
#*  Capital Senior Living Corp.                                   75,382  1,256,618
*   Centene Corp.                                                 12,940    818,714
*   Charles River Laboratories International, Inc.                50,925  4,114,740
#   Chemed Corp.                                                  24,202  4,019,710
#*  Chimerix, Inc.                                                54,820    298,221
#   Computer Programs & Systems, Inc.                             14,301    323,203
*   Concert Pharmaceuticals, Inc.                                 16,716    147,937
    CONMED Corp.                                                  47,238  2,106,342
*   CorVel Corp.                                                  44,234  1,696,374
*   Cross Country Healthcare, Inc.                                43,807    633,887
    CryoLife, Inc.                                               100,124  1,902,356
*   Cumberland Pharmaceuticals, Inc.                              36,508    224,889
*   Cutera, Inc.                                                  35,410    655,085
#*  Cyclacel Pharmaceuticals, Inc.                                 1,633      7,757
#*  Cynosure, Inc. Class A                                        45,467  2,427,938
#*  Depomed, Inc.                                                 18,828    340,599
*   Dicerna Pharmaceuticals, Inc.                                  5,800     14,442
    Digirad Corp.                                                 40,501    204,530
*   Electromed, Inc.                                               5,621     22,259
#*  Emergent BioSolutions, Inc.                                   69,905  2,116,024
    Ensign Group, Inc. (The)                                      77,518  1,576,716
*   Envision Healthcare Corp.                                     35,782  2,433,176
*   Enzo Biochem, Inc.                                            92,821    620,044
*   Esperion Therapeutics, Inc.                                   16,863    204,380
*   Exactech, Inc.                                                29,065    716,452
*   Five Star Quality Care, Inc.                                  12,745     36,323
#*  Fluidigm Corp.                                                26,055    164,928
#*  Genocea Biosciences, Inc.                                     25,150    111,163
#*  Globus Medical, Inc. Class A                                  89,298  2,353,895
*   Haemonetics Corp.                                             60,790  2,423,089
#*  Halyard Health, Inc.                                          71,316  2,743,527
*   Harvard Bioscience, Inc.                                      53,876    161,628
#*  HealthStream, Inc.                                            59,755  1,371,975
*   Heska Corp.                                                    2,389    190,212
    Hill-Rom Holdings, Inc.                                       87,296  5,139,116
*   HMS Holdings Corp.                                            62,883  1,141,955
*   Icad, Inc.                                                     2,400      8,952
*   ICU Medical, Inc.                                             24,253  3,325,086
*   Ignyta, Inc.                                                   2,777     13,607
*   Impax Laboratories, Inc.                                     106,850  1,405,078
*   InfuSystem Holdings, Inc.                                      3,700      8,510
#*  Inovio Pharmaceuticals, Inc.                                  12,483     82,388
#*  Insys Therapeutics, Inc.                                      34,000    348,160
*   Integer Holdings Corp.                                        61,421  1,990,040
#*  Integra LifeSciences Holdings Corp.                          114,238  4,767,152
    Invacare Corp.                                                19,036    218,914

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                        SHARES    VALUE+
                                                                        ------- ----------
Health Care -- (Continued)
*          IRIDEX Corp.                                                  11,951 $  166,716
#*         K2M Group Holdings, Inc.                                       5,602    113,833
*          Karyopharm Therapeutics, Inc.                                  4,488     46,451
           Kewaunee Scientific Corp.                                      2,424     61,448
#*         Kindred Biosciences, Inc.                                     52,226    342,080
           Kindred Healthcare, Inc.                                      93,192    619,727
           Landauer, Inc.                                                12,725    653,429
#*         Lannett Co., Inc.                                             69,926  1,409,009
           LeMaitre Vascular, Inc.                                       68,787  1,562,153
*          LHC Group, Inc.                                               30,542  1,531,071
*          LifePoint Health, Inc.                                        76,452  4,537,426
#*         Ligand Pharmaceuticals, Inc.                                  21,940  2,325,859
#*         Lipocine, Inc.                                                22,750     82,355
*          LivaNova P.L.C.                                               26,150  1,257,946
#*         Luminex Corp.                                                 35,401    715,808
*          Magellan Health, Inc.                                         41,634  3,120,468
*          Masimo Corp.                                                  68,195  5,017,788
(degrees)* MedCath Corp.                                                 41,900         --
#*         Medicines Co. (The)                                           98,973  3,567,977
*          MediciNova, Inc.                                               5,357     29,785
#          Meridian Bioscience, Inc.                                     64,370    843,247
*          Merit Medical Systems, Inc.                                   73,976  1,878,990
*          Mirati Therapeutics, Inc.                                      1,969     10,042
*          Misonix, Inc.                                                  1,809     19,175
#*         Molina Healthcare, Inc.                                       83,231  4,720,862
#*         Myriad Genetics, Inc.                                        100,045  1,618,728
           National HealthCare Corp.                                     23,552  1,762,867
           National Research Corp. Class A                               35,889    626,263
           National Research Corp. Class B                                5,881    238,651
*          Natus Medical, Inc.                                           81,179  3,170,040
*          Neogen Corp.                                                  38,367  2,533,757
#*         NuVasive, Inc.                                                68,798  4,868,835
*          Nuvectra Corp.                                                20,473    159,280
#*         Omnicell, Inc.                                                93,919  3,371,692
*          OraSure Technologies, Inc.                                   111,253    981,252
#*         Orthofix International NV                                     33,375  1,199,498
*          Otonomy, Inc.                                                  5,978     87,578
#          Owens & Minor, Inc.                                          112,431  4,034,024
#*         PAREXEL International Corp.                                   71,310  5,055,166
#          PDL BioPharma, Inc.                                          116,390    256,058
*          Pfenex, Inc.                                                   1,393     11,116
*          PharmAthene, Inc.                                             40,842    126,610
*          PharMerica Corp.                                              58,383  1,447,898
*          Prestige Brands Holdings, Inc.                               110,081  5,807,874
*          Providence Service Corp. (The)                                33,131  1,280,513
           Psychemedics Corp.                                               707     13,341
           Quality Systems, Inc.                                         13,650    204,887
*          Quidel Corp.                                                  56,818  1,078,406
*          RadNet, Inc.                                                  74,953    434,727
#*         Repligen Corp.                                                70,302  2,111,872
#*         Retrophin, Inc.                                               21,706    425,872
*          RTI Surgical, Inc.                                            93,557    304,060
#*         Sangamo Therapeutics, Inc.                                    46,998    164,493

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Health Care -- (Continued)
*   SciClone Pharmaceuticals, Inc.                               158,494 $  1,608,714
*   SeaSpine Holdings Corp.                                       16,173      117,739
#*  Select Medical Holdings Corp.                                202,349    2,519,245
    Simulations Plus, Inc.                                         8,557       85,570
    Span-America Medical Systems, Inc.                             4,927       98,244
*   Spectrum Pharmaceuticals, Inc.                                92,182      429,568
*   Stemline Therapeutics, Inc.                                    2,392       24,398
*   Sucampo Pharmaceuticals, Inc. Class A                         75,297      839,562
#*  Surgical Care Affiliates, Inc.                                23,938    1,352,497
*   Surmodics, Inc.                                               41,881    1,013,520
*   Tetraphase Pharmaceuticals, Inc.                               6,504       24,910
*   Tivity Health, Inc.                                           75,463    1,935,626
#*  Triple-S Management Corp. Class B                             36,746      702,216
*   Universal American Corp.                                     123,870    1,231,268
#   US Physical Therapy, Inc.                                     29,093    2,040,874
    Utah Medical Products, Inc.                                    9,041      562,350
*   Vascular Solutions, Inc.                                      36,394    2,036,244
*   WellCare Health Plans, Inc.                                   15,053    2,190,814
    West Pharmaceutical Services, Inc.                            13,009    1,100,952
#*  Wright Medical Group NV                                        5,877      147,983
#*  Zogenix, Inc.                                                 11,108       89,419
                                                                         ------------
Total Health Care                                                         198,057,330
                                                                         ------------
Industrials -- (16.8%)
    AAON, Inc.                                                   102,100    3,466,295
    AAR Corp.                                                     58,300    1,865,017
    ABM Industries, Inc.                                         105,080    4,244,181
*   Acacia Research Corp.                                         55,878      326,886
*   ACCO Brands Corp.                                            179,644    2,290,461
    Acme United Corp.                                              9,349      227,742
    Actuant Corp. Class A                                         92,351    2,414,979
#*  Advisory Board Co. (The)                                      32,226    1,466,283
*   Aegion Corp.                                                  68,967    1,604,172
*   Aerojet Rocketdyne Holdings, Inc.                            102,675    1,859,444
#*  Aerovironment, Inc.                                           35,898      940,169
    Air Lease Corp.                                              102,653    3,734,516
*   Air Transport Services Group, Inc.                           123,338    1,989,442
    Alamo Group, Inc.                                             26,675    2,017,430
#   Albany International Corp. Class A                            44,548    2,113,803
#   Allegiant Travel Co.                                          23,627    4,063,844
    Allied Motion Technologies, Inc.                              22,886      504,407
    Altra Industrial Motion Corp.                                 65,136    2,429,573
    AMERCO                                                        15,026    5,659,843
*   Ameresco, Inc. Class A                                         2,347       12,204
#   American Railcar Industries, Inc.                             53,313    2,374,561
*   American Woodmark Corp.                                       32,851    2,338,991
*   AMREP Corp.                                                    2,776       19,515
#   Apogee Enterprises, Inc.                                      71,177    4,062,783
    Applied Industrial Technologies, Inc.                         61,112    3,694,220
*   ARC Document Solutions, Inc.                                  50,518      237,940
    ArcBest Corp.                                                 49,492    1,563,947
#   Argan, Inc.                                                   35,428    2,612,815
*   Armstrong Flooring, Inc.                                      40,587      853,545

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Industrials -- (Continued)
#*  Armstrong World Industries, Inc.                              64,806 $2,589,000
*   Arotech Corp.                                                  4,464     18,079
    Astec Industries, Inc.                                        35,377  2,475,682
*   Astronics Corp.                                               24,715    810,899
#*  Astronics Corp. Class B                                        3,707    121,868
*   Atlas Air Worldwide Holdings, Inc.                            35,913  1,894,411
    AZZ, Inc.                                                     40,206  2,394,267
*   Babcock & Wilcox Enterprises, Inc.                            20,013    333,016
    Barnes Group, Inc.                                            88,315  4,250,601
    Barrett Business Services, Inc.                                7,286    437,961
*   Beacon Roofing Supply, Inc.                                   93,437  4,089,737
*   Blue Bird Corp.                                                1,100     18,535
*   BlueLinx Holdings, Inc.                                        4,270     28,097
*   BMC Stock Holdings, Inc.                                      11,513    215,293
    Brady Corp. Class A                                           53,643  1,949,923
    Briggs & Stratton Corp.                                       78,708  1,704,815
    Brink's Co. (The)                                             60,744  2,703,108
#*  Builders FirstSource, Inc.                                   115,936  1,247,471
    BWX Technologies, Inc.                                       102,985  4,272,848
*   CAI International, Inc.                                       29,554    477,002
*   Casella Waste Systems, Inc. Class A                           93,060  1,075,774
*   CBIZ, Inc.                                                   126,222  1,653,508
*   CDI Corp.                                                     20,169    173,453
#   CEB, Inc.                                                     42,320  3,235,364
    CECO Environmental Corp.                                      40,059    525,574
#   Celadon Group, Inc.                                           56,875    432,250
#*  Cenveo, Inc.                                                   1,680     11,592
*   Chart Industries, Inc.                                        61,983  2,404,321
    Chicago Rivet & Machine Co.                                      841     40,385
    CIRCOR International, Inc.                                    26,616  1,657,644
    CLARCOR, Inc.                                                 52,403  4,339,492
#*  Clean Harbors, Inc.                                           56,731  3,148,570
    Columbus McKinnon Corp.                                       44,772  1,230,782
    Comfort Systems USA, Inc.                                     81,966  2,774,549
#*  Command Security Corp.                                        11,180     31,192
*   Commercial Vehicle Group, Inc.                                20,555    122,508
    CompX International, Inc.                                      2,107     30,762
*   Continental Building Products, Inc.                           37,208    865,086
*   Continental Materials Corp.                                      135      4,010
    Copa Holdings SA Class A                                      45,699  4,455,196
#   Covanta Holding Corp.                                        196,365  3,161,476
*   Covenant Transportation Group, Inc. Class A                   33,399    719,080
#*  CPI Aerostructures, Inc.                                      13,626    119,909
    CRA International, Inc.                                       14,952    496,855
    Crane Co.                                                     49,943  3,597,894
    Cubic Corp.                                                   38,638  1,837,237
    Curtiss-Wright Corp.                                          57,577  5,646,001
#   Deluxe Corp.                                                  69,066  5,031,458
#*  DigitalGlobe, Inc.                                            75,202  2,109,416
    DMC Global, Inc.                                              20,530    327,454
    Douglas Dynamics, Inc.                                        63,070  2,131,766
*   Ducommun, Inc.                                                18,475    547,414
*   DXP Enterprises, Inc.                                         32,415  1,225,935

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Industrials -- (Continued)
#*  Dycom Industries, Inc.                                        72,056 $5,812,037
    Eastern Co. (The)                                              4,559     90,268
#*  Echo Global Logistics, Inc.                                   43,756  1,039,205
    Ecology and Environment, Inc. Class A                            920      9,522
    EMCOR Group, Inc.                                            113,450  7,906,330
    Encore Wire Corp.                                             41,411  1,749,615
*   Energy Recovery, Inc.                                         10,103    103,455
    EnerSys                                                       68,976  5,376,679
*   Engility Holdings, Inc.                                       31,741    930,964
    Ennis, Inc.                                                   59,205  1,000,565
    EnPro Industries, Inc.                                        41,842  2,841,490
#   EnviroStar, Inc.                                                 837     12,555
    ESCO Technologies, Inc.                                       37,397  2,176,505
    Espey Manufacturing & Electronics Corp.                        5,593    147,236
    Essendant, Inc.                                               57,230  1,195,535
*   Esterline Technologies Corp.                                  42,407  3,632,160
#*  ExOne Co. (The)                                                1,980     19,503
    Exponent, Inc.                                                41,202  2,391,776
    Federal Signal Corp.                                         148,867  2,313,393
    Forward Air Corp.                                             39,523  1,904,613
*   Franklin Covey Co.                                            41,960    734,300
    Franklin Electric Co., Inc.                                   68,182  2,751,144
    FreightCar America, Inc.                                      22,252    321,541
*   FTI Consulting, Inc.                                          77,880  3,281,863
#*  FuelCell Energy, Inc.                                         21,218     31,827
    G&K Services, Inc. Class A                                    33,391  3,207,539
#   GATX Corp.                                                    48,828  2,823,235
*   Gencor Industries, Inc.                                       16,411    256,832
#*  Generac Holdings, Inc.                                        73,085  2,942,402
#   General Cable Corp.                                           46,818    950,405
*   Gibraltar Industries, Inc.                                    65,935  2,894,546
    Global Brass & Copper Holdings, Inc.                          52,714  1,747,469
#*  Goldfield Corp. (The)                                         26,109    157,959
#   Gorman-Rupp Co. (The)                                         35,697  1,158,725
*   GP Strategies Corp.                                           48,022  1,234,165
    Graham Corp.                                                  21,340    474,175
    Granite Construction, Inc.                                    61,471  3,450,367
*   Great Lakes Dredge & Dock Corp.                              100,576    522,995
#   Greenbrier Cos., Inc. (The)                                   56,814  2,485,613
    Griffon Corp.                                                 91,355  2,324,985
    H&E Equipment Services, Inc.                                  88,736  2,294,713
    Hardinge, Inc.                                                20,012    212,127
    Harsco Corp.                                                  50,987    680,676
#*  Hawaiian Holdings, Inc.                                      137,064  6,983,411
*   HC2 Holdings, Inc.                                             4,201     27,937
#   Healthcare Services Group, Inc.                               58,187  2,312,933
    Heartland Express, Inc.                                      118,127  2,433,416
#   HEICO Corp.                                                   31,479  2,422,309
    HEICO Corp. Class A                                           43,519  2,885,310
    Heidrick & Struggles International, Inc.                      42,264    944,600
*   Herc Holdings, Inc.                                           14,806    735,414
*   Heritage-Crystal Clean, Inc.                                   2,793     41,755
    Herman Miller, Inc.                                           84,012  2,621,174

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Industrials -- (Continued)
*   Hill International, Inc.                                      17,335 $   93,609
    Hillenbrand, Inc.                                             77,974  2,849,950
    HNI Corp.                                                     49,554  2,498,017
    Houston Wire & Cable Co.                                       9,073     66,687
*   Hub Group, Inc. Class A                                       59,170  2,624,189
    Hudson Global, Inc.                                           18,612     24,009
#*  Hudson Technologies, Inc.                                    101,112    734,073
    Hurco Cos., Inc.                                              16,988    519,833
*   Huron Consulting Group, Inc.                                  35,585  1,612,001
    Hyster-Yale Materials Handling, Inc.                          20,138  1,238,890
*   ICF International, Inc.                                       44,438  2,310,776
*   IES Holdings, Inc.                                            29,915    583,343
*   InnerWorkings, Inc.                                          150,513  1,446,430
*   Innovative Solutions & Support, Inc.                          19,757     77,546
    Insperity, Inc.                                               28,515  2,038,823
    Insteel Industries, Inc.                                      43,781  1,621,648
    Interface, Inc.                                              122,955  2,237,781
*   Intersections, Inc.                                            8,087     31,863
    ITT, Inc.                                                     16,509    674,723
    John Bean Technologies Corp.                                  62,171  5,368,466
    Kadant, Inc.                                                  23,091  1,422,406
#   Kaman Corp.                                                   39,567  1,999,321
    KBR, Inc.                                                    172,901  2,941,046
    Kelly Services, Inc. Class A                                  38,362    858,925
#   Kennametal, Inc.                                             129,752  4,637,336
*   Key Technology, Inc.                                          11,605    156,668
    Kforce, Inc.                                                  92,120  2,118,760
    Kimball International, Inc. Class B                          105,582  1,766,387
#*  Kirby Corp.                                                   75,763  4,882,925
*   KLX, Inc.                                                     71,027  3,479,613
#   Knight Transportation, Inc.                                  148,455  4,958,397
    Knoll, Inc.                                                   61,882  1,615,739
    Korn/Ferry International                                      78,571  2,282,488
*   Kratos Defense & Security Solutions, Inc.                     80,301    661,680
    Landstar System, Inc.                                         62,521  5,289,277
*   Lawson Products, Inc.                                         13,468    348,148
*   Layne Christensen Co.                                          7,797     81,323
    LB Foster Co. Class A                                          8,702    130,530
    Lindsay Corp.                                                 14,054  1,058,828
*   LMI Aerospace, Inc.                                            7,260     64,396
    LS Starrett Co. (The) Class A                                  5,520     60,720
    LSC Communications, Inc.                                       9,131    239,415
    LSI Industries, Inc.                                          59,982    571,029
*   Lydall, Inc.                                                  40,300  2,458,300
#*  Manitowoc Co., Inc. (The)                                    214,310  1,463,737
#*  Manitowoc Foodservice, Inc.                                  160,050  3,069,759
    Marten Transport, Ltd.                                        79,149  1,808,555
*   MasTec, Inc.                                                 126,820  4,724,045
    Matson, Inc.                                                  67,701  2,414,218
    Matthews International Corp. Class A                          50,900  3,433,205
    McGrath RentCorp                                              35,076  1,342,709
*   Mercury Systems, Inc.                                         64,744  2,183,168
#*  Meritor, Inc.                                                135,485  1,955,049

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Industrials -- (Continued)
*   MFRI, Inc.                                                    11,947 $  104,536
    Miller Industries, Inc.                                       28,045    743,193
#*  Mistras Group, Inc.                                           41,480    957,358
    Mobile Mini, Inc.                                             73,422  2,389,886
*   Moog, Inc. Class A                                            39,951  2,631,572
*   Moog, Inc. Class B                                               488     31,793
*   MRC Global, Inc.                                             207,829  4,270,886
    MSA Safety, Inc.                                              44,387  3,167,012
    Mueller Industries, Inc.                                      87,459  3,521,099
    Mueller Water Products, Inc. Class A                         218,949  2,947,054
#   Multi-Color Corp.                                             32,495  2,508,614
*   MYR Group, Inc.                                               49,036  1,886,415
    National Presto Industries, Inc.                               7,876    838,006
*   Navigant Consulting, Inc.                                     83,387  2,059,659
*   NCI Building Systems, Inc.                                    22,385    358,160
*   Neff Corp. Class A                                             6,535    102,600
*   NL Industries, Inc.                                          100,439    602,634
#   NN, Inc.                                                      45,247    875,529
*   Northwest Pipe Co.                                             9,880    189,202
#*  NOW, Inc.                                                    148,873  3,165,040
#*  NV5 Global, Inc.                                              18,128    738,716
    Omega Flex, Inc.                                              20,621    978,054
*   On Assignment, Inc.                                          101,799  4,609,459
    Orbital ATK, Inc.                                              9,226    802,201
*   Orion Group Holdings, Inc.                                    18,109    190,145
    Oshkosh Corp.                                                 36,021  2,508,142
*   PAM Transportation Services, Inc.                              9,811    228,694
    Park-Ohio Holdings Corp.                                      33,070  1,483,190
#*  Patrick Industries, Inc.                                      34,912  2,854,056
*   Patriot Transportation Holding, Inc.                           5,218    135,616
*   PGT Innovations, Inc.                                        141,744  1,630,056
*   Ply Gem Holdings, Inc.                                        20,628    333,142
    Powell Industries, Inc.                                       17,421    670,360
#*  Power Solutions International, Inc.                              464      3,434
    Preformed Line Products Co.                                    4,200    229,320
    Primoris Services Corp.                                       77,516  1,923,947
    Quad/Graphics, Inc.                                           24,907    652,314
    Quanex Building Products Corp.                                62,249  1,229,418
*   Radiant Logistics, Inc.                                        8,505     31,213
#   Raven Industries, Inc.                                        73,896  1,851,095
#*  RBC Bearings, Inc.                                            30,823  2,855,134
    RCM Technologies, Inc.                                        22,513    135,303
    Regal Beloit Corp.                                            66,436  4,823,254
    Resources Connection, Inc.                                    87,010  1,453,067
*   Rexnord Corp.                                                 86,966  1,921,079
*   Roadrunner Transportation Systems, Inc.                       16,892    133,785
*   RPX Corp.                                                     37,881    411,388
#   RR Donnelley & Sons Co.                                       24,351    417,620
*   Rush Enterprises, Inc. Class A                                46,147  1,511,314
*   Rush Enterprises, Inc. Class B                                18,930    582,098
*   Saia, Inc.                                                    68,445  3,288,782
    Servotronics, Inc.                                             2,783     28,094
*   SIFCO Industries, Inc.                                        11,271     95,240

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Industrials -- (Continued)
    Simpson Manufacturing Co., Inc.                               87,482 $3,807,217
    SkyWest, Inc.                                                 58,064  2,055,466
*   SP Plus Corp.                                                 31,552    873,990
*   Sparton Corp.                                                 25,636    555,788
*   SPX Corp.                                                     37,644    939,218
*   SPX FLOW, Inc.                                                27,739    967,814
    Standex International Corp.                                   32,398  2,825,106
    Steelcase, Inc. Class A                                      164,056  2,756,141
*   Sterling Construction Co., Inc.                               30,102    275,734
#   Sun Hydraulics Corp.                                          39,087  1,531,429
    Supreme Industries, Inc. Class A                              39,610    727,240
#*  Swift Transportation Co.                                      91,199  2,082,073
#*  TASER International, Inc.                                    117,616  2,938,048
#*  Team, Inc.                                                    63,093  2,119,925
*   Teledyne Technologies, Inc.                                   14,770  1,814,790
    Tennant Co.                                                   21,936  1,519,068
    Terex Corp.                                                   92,802  2,951,104
    Tetra Tech, Inc.                                             107,483  4,697,007
    Textainer Group Holdings, Ltd.                                43,041    619,790
*   Thermon Group Holdings, Inc.                                  17,915    371,915
    Timken Co. (The)                                             121,901  5,412,404
    Titan International, Inc.                                     25,467    338,456
*   Titan Machinery, Inc.                                         23,050    318,321
    Toro Co. (The)                                                   832     49,030
*   TRC Cos., Inc.                                                44,205    411,107
*   Trex Co., Inc.                                                29,232  1,979,883
*   TriMas Corp.                                                  63,394  1,350,292
    Triton International, Ltd.                                    54,651  1,330,205
#   Triumph Group, Inc.                                           57,594  1,540,640
*   TrueBlue, Inc.                                                72,527  1,795,043
*   Tutor Perini Corp.                                            68,125  2,030,125
*   Twin Disc, Inc.                                               18,414    306,409
*   Ultralife Corp.                                               13,852     76,186
    UniFirst Corp.                                                26,336  3,368,374
    Universal Forest Products, Inc.                               32,156  3,270,587
    Universal Logistics Holdings, Inc.                            21,633    312,597
    US Ecology, Inc.                                              42,546  2,180,483
*   USA Truck, Inc.                                               22,813    192,770
    Valmont Industries, Inc.                                      26,941  3,879,504
*   Vectrus, Inc.                                                  5,152    116,126
*   Veritiv Corp.                                                  4,740    265,677
    Viad Corp.                                                    43,595  1,911,641
*   Vicor Corp.                                                   22,326    341,588
*   Virco Manufacturing Corp.                                      6,861     30,188
*   Volt Information Sciences, Inc.                                2,839     23,422
    VSE Corp.                                                     16,296    607,515
#   Wabash National Corp.                                        102,957  1,817,191
    Watsco, Inc. Class B                                           1,348    205,961
    Watts Water Technologies, Inc. Class A                        47,698  3,148,068
#   Werner Enterprises, Inc.                                     111,569  3,135,089
*   Wesco Aircraft Holdings, Inc.                                111,899  1,695,270
*   WESCO International, Inc.                                     47,622  3,366,875
    West Corp.                                                    31,546    765,621

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Industrials -- (Continued)
*   Willdan Group, Inc.                                           13,788 $    369,656
*   Willis Lease Finance Corp.                                    11,622      296,129
    Woodward, Inc.                                                61,926    4,312,527
*   Xerium Technologies, Inc.                                      9,917       51,271
#*  XPO Logistics, Inc.                                           91,952    4,113,932
#*  YRC Worldwide, Inc.                                           75,848    1,132,411
                                                                         ------------
Total Industrials                                                         510,683,970
                                                                         ------------
Information Technology -- (13.1%)
*   ACI Worldwide, Inc.                                          161,248    3,128,211
*   Actua Corp.                                                   74,859    1,070,484
*   Acxiom Corp.                                                 128,872    3,363,559
    ADTRAN, Inc.                                                  62,192    1,362,005
*   Advanced Energy Industries, Inc.                              84,045    4,945,208
*   Agilysys, Inc.                                                41,849      407,191
*   Alpha & Omega Semiconductor, Ltd.                             41,052      835,408
    American Software, Inc. Class A                               57,756      605,860
*   Amkor Technology, Inc.                                       226,415    2,130,565
#*  Amtech Systems, Inc.                                          19,414      104,836
*   Angie's List, Inc.                                             8,400       52,668
*   Anixter International, Inc.                                   33,327    2,849,458
#*  Aspen Technology, Inc.                                        33,687    1,789,117
    AstroNova, Inc.                                                5,157       71,940
*   Aviat Networks, Inc.                                           1,123       14,341
#*  Avid Technology, Inc.                                         90,479      484,063
    AVX Corp.                                                     53,324      863,849
*   Aware, Inc.                                                   33,612      208,394
*   Axcelis Technologies, Inc.                                    64,868      985,994
*   AXT, Inc.                                                     68,799      395,594
#   Badger Meter, Inc.                                            63,572    2,450,701
*   Bankrate, Inc.                                                51,796      564,576
*   Barracuda Networks, Inc.                                      35,850      842,116
*   Bazaarvoice, Inc.                                              5,305       24,934
    Bel Fuse, Inc. Class A                                         2,683       67,907
    Bel Fuse, Inc. Class B                                        17,611      560,030
    Belden, Inc.                                                  49,020    3,748,559
*   Benchmark Electronics, Inc.                                   66,556    2,036,614
    Black Box Corp.                                               26,961      359,929
#   Blackbaud, Inc.                                               68,653    4,504,323
*   Blackhawk Network Holdings, Inc.                              46,589    1,663,227
*   Blucora, Inc.                                                 92,763    1,400,721
*   Bottomline Technologies de, Inc.                              37,887      974,454
*   Brightcove, Inc.                                               5,662       40,766
#*  BroadSoft, Inc.                                                4,362      183,204
    Brooks Automation, Inc.                                       96,735    1,685,124
*   BSQUARE Corp.                                                 24,386      143,877
    Cabot Microelectronics Corp.                                  36,239    2,446,495
*   CACI International, Inc. Class A                              40,266    4,944,665
#*  CalAmp Corp.                                                  71,514    1,074,140
*   Calix, Inc.                                                   36,790      264,888
*   Carbonite, Inc.                                               13,038      224,906
#*  Cardtronics P.L.C. Class A                                    50,333    2,747,175
#*  Care.com, Inc.                                                   903        7,621

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Information Technology -- (Continued)
#   Cass Information Systems, Inc.                                24,010 $1,579,138
#*  Cavium, Inc.                                                  14,847    983,020
*   Ceva, Inc.                                                    37,919  1,340,437
*   Ciber, Inc.                                                   32,153     13,861
#*  Ciena Corp.                                                  107,766  2,623,024
*   Cimpress NV                                                   38,522  3,250,872
*   Cirrus Logic, Inc.                                           125,945  7,597,002
*   Clearfield, Inc.                                              30,926    531,927
    Cognex Corp.                                                  74,527  5,035,044
*   Coherent, Inc.                                                39,417  6,217,243
    Cohu, Inc.                                                    40,864    539,405
*   CommerceHub, Inc. Series A                                     5,200     76,388
    Communications Systems, Inc.                                  18,615     94,378
    Computer Task Group, Inc.                                     28,282    128,966
    Comtech Telecommunications Corp.                              36,702    393,812
    Concurrent Computer Corp.                                     10,672     55,281
*   Control4 Corp.                                                 3,768     40,619
    Convergys Corp.                                              170,395  4,229,204
*   CoreLogic, Inc.                                               91,247  3,218,282
*   Covisint Corp.                                                11,510     22,445
#*  Cray, Inc.                                                    93,041  1,595,653
*   Cree, Inc.                                                    32,533    897,260
    CSG Systems International, Inc.                               71,089  3,440,708
    CSP, Inc.                                                      2,788     28,354
    CTS Corp.                                                     68,434  1,471,331
*   CyberOptics Corp.                                             22,069    794,484
#   Cypress Semiconductor Corp.                                  361,392  4,264,426
    Daktronics, Inc.                                              83,001    843,290
*   Datawatch Corp.                                                2,100     16,905
*   DHI Group, Inc.                                              131,441    749,214
#   Diebold Nixdorf, Inc.                                         58,486  1,590,819
*   Digi International, Inc.                                      40,512    528,682
*   Diodes, Inc.                                                  39,716    988,531
*   DSP Group, Inc.                                               52,899    573,954
    EarthLink Holdings Corp.                                     196,285  1,258,187
*   Eastman Kodak Co.                                              1,378     18,465
#   Ebix, Inc.                                                    42,888  2,380,284
*   Edgewater Technology, Inc.                                    10,739     75,173
*   Electro Scientific Industries, Inc.                           34,363    225,765
#*  Electronics for Imaging, Inc.                                 66,927  3,007,699
#*  Ellie Mae, Inc.                                               22,063  1,825,493
    Emcore Corp.                                                  32,553    292,977
#*  EnerNOC, Inc.                                                 54,132    308,552
*   Entegris, Inc.                                               204,204  3,828,825
#*  Envestnet, Inc.                                               21,270    804,006
*   EPAM Systems, Inc.                                            36,906  2,375,270
*   ePlus, Inc.                                                   19,530  2,188,336
*   Euronet Worldwide, Inc.                                       57,062  4,081,074
*   Everi Holdings, Inc.                                          12,416     36,627
    Evolving Systems, Inc.                                         1,888      8,213
*   Exar Corp.                                                   102,567  1,051,312
*   ExlService Holdings, Inc.                                     38,784  1,782,125
*   Extreme Networks, Inc.                                       151,940    840,228

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Information Technology -- (Continued)
*   Fabrinet                                                      53,402 $2,249,826
#   Fair Isaac Corp.                                              47,990  5,917,167
*   FARO Technologies, Inc.                                       35,833  1,329,404
*   Finisar Corp.                                                183,794  5,434,789
*   FormFactor, Inc.                                             108,573  1,351,734
    Forrester Research, Inc.                                      35,124  1,433,059
*   Frequency Electronics, Inc.                                   18,265    202,376
*   GigPeak, Inc.                                                 40,881    105,473
    GlobalSCAPE, Inc.                                             12,700     49,530
*   GrubHub, Inc.                                                 29,954  1,244,589
*   GSE Systems, Inc.                                             17,551     54,408
*   GSI Technology, Inc.                                          38,850    237,374
#*  GTT Communications, Inc.                                      83,621  2,362,293
    Hackett Group, Inc. (The)                                    101,828  1,654,705
#*  Harmonic, Inc.                                               141,714    751,084
*   ID Systems, Inc.                                              17,848    115,298
*   IEC Electronics Corp.                                          9,604     34,766
*   II-VI, Inc.                                                   74,107  2,704,905
*   Image Sensing Systems, Inc.                                      700      2,590
#*  Imation Corp.                                                 28,813     23,742
*   Immersion Corp.                                               22,956    236,217
#*  Infinera Corp.                                               110,448    995,136
*   Innodata, Inc.                                                37,479     86,202
*   Insight Enterprises, Inc.                                     60,629  2,251,155
*   Integrated Device Technology, Inc.                           216,250  5,447,337
    InterDigital, Inc.                                            49,707  4,642,634
#*  Internap Corp.                                               101,264    167,086
    Intersil Corp. Class A                                       206,754  4,637,492
*   Intevac, Inc.                                                 16,318    153,389
*   IntriCon Corp.                                                15,654    109,578
*   Inuvo, Inc.                                                    8,626     13,370
*   Iteris, Inc.                                                  41,957    202,652
*   Itron, Inc.                                                   48,320  2,981,344
*   Ixia                                                         124,152  2,414,756
    IXYS Corp.                                                    69,166    836,909
#   j2 Global, Inc.                                               52,240  4,378,234
#*  Kemet Corp.                                                    8,919     61,898
*   Key Tronic Corp.                                              24,700    195,871
*   Kimball Electronics, Inc.                                     53,467    914,286
*   Knowles Corp.                                                 56,145  1,011,733
#*  Kopin Corp.                                                  125,816    401,353
*   Kulicke & Soffa Industries, Inc.                             117,342  2,062,872
*   KVH Industries, Inc.                                          32,803    341,151
*   Lattice Semiconductor Corp.                                  307,468  2,210,695
*   Leaf Group, Ltd.                                              37,897    263,384
*   Limelight Networks, Inc.                                      32,783     71,795
*   Lionbridge Technologies, Inc.                                124,752    713,581
*   Liquidity Services, Inc.                                      21,237    207,061
#   Littelfuse, Inc.                                              31,974  5,042,620
#*  LivePerson, Inc.                                              10,297     75,168
#*  MACOM Technology Solutions Holdings, Inc.                     17,850    848,767
*   MagnaChip Semiconductor Corp.                                 13,480    115,928
*   Manhattan Associates, Inc.                                    69,781  3,576,974

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Information Technology -- (Continued)
    ManTech International Corp. Class A                           39,176 $1,525,513
*   Marchex, Inc. Class B                                         22,536     61,073
#   MAXIMUS, Inc.                                                  8,797    485,067
*   MaxLinear, Inc. Class A                                       29,847    763,486
*   Maxwell Technologies, Inc.                                    32,591    155,133
#*  MeetMe, Inc.                                                  78,628    386,850
    Mentor Graphics Corp.                                        177,315  6,544,697
#   Mesa Laboratories, Inc.                                        6,345    755,943
    Methode Electronics, Inc.                                     93,235  3,920,532
*   Microsemi Corp.                                               69,215  3,678,777
*   MicroStrategy, Inc. Class A                                    7,319  1,473,315
#   MKS Instruments, Inc.                                         93,116  6,136,344
    MOCON, Inc.                                                   11,568    231,360
*   ModusLink Global Solutions, Inc.                              31,976     55,958
*   MoneyGram International, Inc.                                 33,815    429,451
#   Monolithic Power Systems, Inc.                                65,929  5,751,646
    Monotype Imaging Holdings, Inc.                               71,866  1,573,865
#   MTS Systems Corp.                                             21,555  1,252,345
*   Nanometrics, Inc.                                             44,128  1,134,531
*   Napco Security Technologies, Inc.                             26,739    256,694
    NCI, Inc. Class A                                             10,245    130,112
*   NCR Corp.                                                     70,334  3,025,769
#*  NeoPhotonics Corp.                                           140,030  1,533,328
*   NETGEAR, Inc.                                                 60,312  3,431,753
#*  Netscout Systems, Inc.                                        84,372  2,809,588
    NIC, Inc.                                                     48,076  1,158,632
*   Novanta, Inc.                                                 68,099  1,522,013
#*  Numerex Corp. Class A                                         25,228    148,341
    NVE Corp.                                                      1,732    134,386
#*  Onvia, Inc.                                                    3,803     17,304
*   Optical Cable Corp.                                           13,961     45,373
#*  OSI Systems, Inc.                                             30,939  2,310,215
*   PAR Technology Corp.                                           9,176     59,736
    Park Electrochemical Corp.                                    28,509    522,570
#*  Paycom Software, Inc.                                         62,171  2,874,787
    PC Connection, Inc.                                           61,775  1,685,222
    PC-Tel, Inc.                                                  25,090    145,773
*   PCM, Inc.                                                     28,724    644,854
*   PDF Solutions, Inc.                                           67,737  1,524,760
#   Pegasystems, Inc.                                             83,739  3,249,073
*   Perceptron, Inc.                                              18,891    123,736
*   Perficient, Inc.                                              74,427  1,319,591
*   PFSweb, Inc.                                                  32,878    246,914
*   Photronics, Inc.                                             150,307  1,728,530
*   Planet Payment, Inc.                                          70,395    297,067
    Plantronics, Inc.                                             46,900  2,653,602
*   Plexus Corp.                                                  52,213  2,835,166
    Power Integrations, Inc.                                      32,553  2,311,263
*   PRGX Global, Inc.                                             10,132     57,752
    Progress Software Corp.                                       87,734  2,458,307
    QAD, Inc. Class A                                             25,004    722,616
    QAD, Inc. Class B                                              4,173    104,325
*   QuinStreet, Inc.                                              18,008     63,028

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Information Technology -- (Continued)
*   Radisys Corp.                                                 22,471 $   99,097
*   Rambus, Inc.                                                 101,899  1,322,649
*   RealNetworks, Inc.                                            58,241    311,589
    Reis, Inc.                                                    21,153    423,060
    RELM Wireless Corp.                                           29,676    146,896
*   RetailMeNot, Inc.                                             34,860    315,483
    Richardson Electronics, Ltd.                                  17,100    103,284
*   Rightside Group, Ltd.                                          3,493     29,481
*   Rogers Corp.                                                  28,758  2,299,202
*   Rosetta Stone, Inc.                                            9,240     81,312
*   Rubicon Project, Inc. (The)                                   14,792    125,288
*   Rudolph Technologies, Inc.                                    99,540  2,284,443
*   Sanmina Corp.                                                148,533  5,785,360
*   ScanSource, Inc.                                              42,641  1,686,452
    Science Applications International Corp.                      61,971  5,045,679
*   Seachange International, Inc.                                 52,037    125,930
*   Semtech Corp.                                                 80,651  2,657,450
*   Sevcon, Inc.                                                   4,832     43,536
*   ShoreTel, Inc.                                               125,144    869,751
*   Sigma Designs, Inc.                                           58,598    357,448
*   Silicon Laboratories, Inc.                                    58,169  3,792,619
#*  Silver Spring Networks, Inc.                                   3,150     40,257
*   Sonus Networks, Inc.                                         122,838    783,706
#*  Stamps.com, Inc.                                              23,569  2,864,812
*   StarTek, Inc.                                                 20,859    180,639
#*  SunPower Corp.                                                20,122    133,610
*   Super Micro Computer, Inc.                                    68,033  1,799,473
*   Sykes Enterprises, Inc.                                       84,905  2,371,397
#*  Synaptics, Inc.                                               38,117  2,149,036
#*  Synchronoss Technologies, Inc.                                36,269  1,397,082
    SYNNEX Corp.                                                  51,712  6,214,748
    Systemax, Inc.                                                66,100    560,528
#*  Take-Two Interactive Software, Inc.                           62,097  3,331,504
#*  Tangoe, Inc.                                                   9,500     69,160
*   Tech Data Corp.                                               67,291  5,757,418
*   TechTarget, Inc.                                              18,587    163,751
*   Telenav, Inc.                                                 58,163    517,651
#   TeleTech Holdings, Inc.                                       66,645  1,972,692
    Tessco Technologies, Inc.                                     15,187    215,655
    Tessera Holding Corp.                                         70,571  3,189,809
*   TiVo Corp.                                                    99,652  1,883,423
    TransAct Technologies, Inc.                                   19,291    133,108
    Travelport Worldwide, Ltd.                                    62,721    900,674
*   Travelzoo, Inc.                                                9,516     87,071
#*  TTM Technologies, Inc.                                       182,139  2,701,121
#*  Tyler Technologies, Inc.                                      13,897  2,029,240
#*  Ubiquiti Networks, Inc.                                       69,037  4,307,909
*   Ultra Clean Holdings, Inc.                                    37,611    471,266
*   Ultratech, Inc.                                               63,101  1,635,578
#*  Unisys Corp.                                                  42,916    551,471
#*  Universal Display Corp.                                       12,091    798,006
*   Veeco Instruments, Inc.                                       50,792  1,307,894
#*  VeriFone Systems, Inc.                                        39,729    721,876

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                         SHARES      VALUE+
                                                                        --------- ------------
Information Technology -- (Continued)
*          Verint Systems, Inc.                                            52,764 $  1,970,735
*          Versum Materials, Inc.                                           6,399      178,852
#*         ViaSat, Inc.                                                    67,898    4,407,259
*          Viavi Solutions, Inc.                                          108,328      969,536
#*         Virtusa Corp.                                                   62,570    1,594,284
#          Vishay Intertechnology, Inc.                                   235,440    3,908,304
*          Vishay Precision Group, Inc.                                    12,904      214,852
           Wayside Technology Group, Inc.                                  12,677      212,974
*          Web.com Group, Inc.                                             54,026    1,023,793
#*         WebMD Health Corp.                                              49,476    2,468,358
*          Xcerra Corp.                                                    78,910      598,138
*          XO Group, Inc.                                                  78,759    1,483,032
#*         YuMe, Inc.                                                      11,122       39,594
*          Zedge, Inc. Class B                                             17,051       56,439
*          Zix Corp.                                                      117,982      562,774
*          Zynga, Inc. Class A                                          1,611,163    4,060,131
                                                                                  ------------
Total Information Technology                                                       397,064,702
                                                                                  ------------
Materials -- (5.1%)
           A Schulman, Inc.                                                41,491    1,431,440
*          AdvanSix, Inc.                                                   6,418      164,878
#*         AgroFresh Solutions, Inc.                                        5,100       13,413
*          AK Steel Holding Corp.                                          92,693      748,959
           American Vanguard Corp.                                         51,154      879,849
           Ampco-Pittsburgh Corp.                                           3,508       52,795
#          Balchem Corp.                                                   43,731    3,727,630
*          Berry Plastics Group, Inc.                                      20,374    1,039,679
*          Boise Cascade Co.                                               26,267      651,422
           Cabot Corp.                                                     72,120    3,993,284
           Calgon Carbon Corp.                                             72,801    1,153,896
           Carpenter Technology Corp.                                      64,694    2,589,054
*          Century Aluminum Co.                                           139,401    2,146,775
           Chase Corp.                                                     20,838    1,833,744
*          Chemtura Corp.                                                 173,762    5,751,522
*          Clearwater Paper Corp.                                          25,884    1,628,104
#*         Cliffs Natural Resources, Inc.                                 224,922    1,972,566
           Commercial Metals Co.                                          198,664    4,058,706
#          Compass Minerals International, Inc.                            52,075    4,353,470
*          Core Molding Technologies, Inc.                                 24,525      378,176
           Deltic Timber Corp.                                             18,393    1,397,316
           Domtar Corp.                                                    87,833    3,837,424
#          Eagle Materials, Inc.                                           46,433    4,855,963
*          Ferro Corp.                                                     72,842    1,029,986
           Ferroglobe P.L.C.                                                1,925       20,232
(degrees)* Ferroglobe Representation & Warranty Insurance Trust            83,625           --
#*         Flotek Industries, Inc.                                         39,200      414,344
           Friedman Industries, Inc.                                        6,930       47,471
           FutureFuel Corp.                                                40,286      523,315
*          GCP Applied Technologies, Inc.                                  21,859      589,100
           Gold Resource Corp.                                             28,063      150,979
           Graphic Packaging Holding Co.                                  116,963    1,463,207
#          Greif, Inc. Class A                                             23,067    1,328,198
           Greif, Inc. Class B                                                630       44,856

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Materials -- (Continued)
*   Handy & Harman, Ltd.                                             105 $     2,961
#   Hawkins, Inc.                                                 20,417   1,095,372
    Haynes International, Inc.                                    22,213     913,176
#   HB Fuller Co.                                                 77,597   3,830,964
*   Headwaters, Inc.                                             117,709   2,727,318
    Hecla Mining Co.                                             694,395   4,471,904
    Huntsman Corp.                                               120,972   2,466,619
    Innophos Holdings, Inc.                                       31,492   1,531,771
    Innospec, Inc.                                                44,918   3,204,899
    Kaiser Aluminum Corp.                                         33,977   2,665,835
    KapStone Paper and Packaging Corp.                           153,442   3,679,539
    KMG Chemicals, Inc.                                           32,075   1,182,285
*   Koppers Holdings, Inc.                                        25,707   1,039,848
*   Kraton Corp.                                                  61,782   1,659,465
    Kronos Worldwide, Inc.                                        33,908     448,264
*   Louisiana-Pacific Corp.                                      206,881   3,957,634
#*  LSB Industries, Inc.                                          24,127     205,321
    Materion Corp.                                                41,809   1,643,094
    Mercer International, Inc.                                    85,727   1,024,438
    Minerals Technologies, Inc.                                   44,730   3,585,110
    Myers Industries, Inc.                                        97,310   1,342,878
    Neenah Paper, Inc.                                            39,603   3,253,386
*   Northern Technologies International Corp.                      7,993     125,690
    Olin Corp.                                                    29,722     779,014
    Olympic Steel, Inc.                                           14,385     323,663
*   OMNOVA Solutions, Inc.                                       104,886     954,463
    PH Glatfelter Co.                                             71,213   1,738,309
    PolyOne Corp.                                                131,230   4,476,255
    Quaker Chemical Corp.                                         33,824   4,346,384
#   Rayonier Advanced Materials, Inc.                             78,720   1,068,230
*   Real Industry, Inc.                                            9,802      52,931
#*  Resolute Forest Products, Inc.                                35,756     196,658
#   Royal Gold, Inc.                                              63,244   4,564,319
*   Ryerson Holding Corp.                                         19,764     209,498
    Schnitzer Steel Industries, Inc. Class A                      73,482   1,737,849
    Schweitzer-Mauduit International, Inc.                        51,595   2,287,206
    Sensient Technologies Corp.                                   73,966   5,676,890
    Silgan Holdings, Inc.                                          6,038     353,283
    Stepan Co.                                                    32,163   2,512,252
*   Stillwater Mining Co.                                        175,608   2,985,336
*   SunCoke Energy, Inc.                                          74,320     655,502
*   Synalloy Corp.                                                11,801     141,022
#*  TimkenSteel Corp.                                             29,344     494,740
*   Trecora Resources                                             21,315     264,306
    Tredegar Corp.                                                35,880     798,330
    Tronox, Ltd. Class A                                          29,083     364,119
*   UFP Technologies, Inc.                                         2,080      51,896
    United States Lime & Minerals, Inc.                           13,437   1,021,212
    United States Steel Corp.                                    315,227  10,311,075
*   Universal Stainless & Alloy Products, Inc.                     8,920     150,570
#*  US Concrete, Inc.                                             19,220   1,258,910

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                         SHARES     VALUE+
                                                                         ------- ------------
Materials -- (Continued)
            Worthington Industries, Inc.                                  98,879 $  4,725,427
                                                                                 ------------
Total Materials                                                                   154,829,173
                                                                                 ------------
Other -- (0.0%)
(degrees)#* Gerber Scientific, Inc. Escrow Shares                         58,381           --
(degrees)*  Petrocorp, Inc. Escrow Shares                                  5,200           --
                                                                                 ------------
Total Other                                                                                --
                                                                                 ------------
Real Estate -- (0.4%)
            Alexander & Baldwin, Inc.                                     80,156    3,568,545
#*          Altisource Asset Management Corp.                              2,193      137,720
#*          Altisource Portfolio Solutions SA                             23,107      658,550
*           CKX Lands, Inc.                                                  702        7,845
#           Consolidated-Tomoka Land Co.                                  13,475      741,125
*           Forestar Group, Inc.                                          57,473      750,023
*           FRP Holdings, Inc.                                            15,959      622,401
            Griffin Industrial Realty, Inc.                                3,886      122,137
            HFF, Inc. Class A                                             61,259    1,818,167
#           Kennedy-Wilson Holdings, Inc.                                 61,460    1,256,857
#*          Marcus & Millichap, Inc.                                         221        5,695
            RE/MAX Holdings, Inc. Class A                                  3,457      193,765
            RMR Group, Inc. (The) Class A                                  4,385      209,603
#*          St Joe Co. (The)                                               1,297       21,854
*           Stratus Properties, Inc.                                      11,901      364,171
*           Tejon Ranch Co.                                               36,270      857,060
                                                                                 ------------
Total Real Estate                                                                  11,335,518
                                                                                 ------------
Telecommunication Services -- (0.9%)
            ATN International, Inc.                                       26,846    2,155,465
#*          Boingo Wireless, Inc.                                         94,128    1,101,298
#*          Cincinnati Bell, Inc.                                         65,468    1,502,491
#           Cogent Communications Holdings, Inc.                          61,075    2,552,935
#           Consolidated Communications Holdings, Inc.                    82,155    2,161,498
*           FairPoint Communications, Inc.                                 5,870      108,595
*           General Communication, Inc. Class A                           92,715    1,865,426
*           Hawaiian Telcom Holdco, Inc.                                   3,903       96,911
            IDT Corp. Class B                                             66,569    1,278,125
            Inteliquent, Inc.                                             68,056    1,558,482
#*          Iridium Communications, Inc.                                 112,323    1,134,462
*           Lumos Networks Corp.                                          39,867      616,743
#*          ORBCOMM, Inc.                                                102,159      834,639
#           Shenandoah Telecommunications Co.                            103,180    2,811,655
            Spok Holdings, Inc.                                           50,965    1,047,331
#*          Straight Path Communications, Inc. Class B                     5,160      180,806
            Telephone & Data Systems, Inc.                               111,052    3,403,744
*           United States Cellular Corp.                                   4,708      209,930
#*          Vonage Holdings Corp.                                        386,922    2,743,277
                                                                                 ------------
Total Telecommunication Services                                                   27,363,813
                                                                                 ------------
Utilities -- (3.1%)
            ALLETE, Inc.                                                  64,193    4,195,013
            American States Water Co.                                     61,894    2,709,719

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                           SHARES       VALUE+
                                                                         ---------- --------------
Utilities -- (Continued)
            Artesian Resources Corp. Class A                                 19,716 $      611,787
            Avista Corp.                                                    106,134      4,101,018
#           Black Hills Corp.                                                75,388      4,715,519
            California Water Service Group                                   84,987      2,932,052
            Chesapeake Utilities Corp.                                       33,157      2,168,468
            Connecticut Water Service, Inc.                                  24,441      1,320,792
            Consolidated Water Co., Ltd.                                     22,624        233,027
            Delta Natural Gas Co., Inc.                                      19,348        509,239
*           Dynegy, Inc.                                                     30,935        295,429
            El Paso Electric Co.                                             68,846      3,160,031
            Gas Natural, Inc.                                                13,086        165,538
#*          Genie Energy, Ltd. Class B                                       42,916        247,625
            Hawaiian Electric Industries, Inc.                               33,010      1,105,175
#           IDACORP, Inc.                                                    64,563      5,166,331
#           MGE Energy, Inc.                                                 49,729      3,165,251
            Middlesex Water Co.                                              36,150      1,366,832
            New Jersey Resources Corp.                                      145,601      5,489,158
            Northwest Natural Gas Co.                                        46,618      2,745,800
            NorthWestern Corp.                                               71,197      4,066,061
            NRG Yield, Inc. Class A                                          14,175        230,344
#           NRG Yield, Inc. Class C                                          41,469        702,900
            ONE Gas, Inc.                                                    73,184      4,729,150
            Ormat Technologies, Inc.                                         44,601      2,395,074
            Otter Tail Corp.                                                 45,838      1,734,968
            Pattern Energy Group, Inc.                                       24,149        476,701
#           PNM Resources, Inc.                                             135,652      4,666,429
            Portland General Electric Co.                                    98,225      4,283,592
            RGC Resources, Inc.                                              13,188        362,406
            SJW Corp.                                                        40,978      2,052,998
#           South Jersey Industries, Inc.                                    98,964      3,265,812
            Southwest Gas Holdings, Inc.                                     70,456      5,676,640
#           Spark Energy, Inc. Class A                                        7,834        202,509
            Spire, Inc.                                                      73,831      4,799,015
            Unitil Corp.                                                     34,021      1,557,141
            WGL Holdings, Inc.                                               82,214      6,736,615
#           York Water Co. (The)                                             29,713      1,063,725
                                                                                    --------------
Total Utilities                                                                         95,405,884
                                                                                    --------------
TOTAL COMMON STOCKS                                                                  2,607,788,897
                                                                                    --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Capital Bank Corp. Contingent Value Rights                        3,283             --
(degrees)#* Trius Therapeutics, Inc. Contingent Value Rights                  6,973             --
TOTAL RIGHTS/WARRANTS                                                                           --
                                                                                    --------------
TOTAL INVESTMENT SECURITIES                                                          2,607,788,897
                                                                                    --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
            State Street Institutional U.S. Government Money Market
              Fund, 0.420%                                                6,416,866      6,416,866
                                                                                    --------------
SECURITIES LENDING COLLATERAL -- (14.0%)
(S)@        DFA Short Term Investment Fund                               36,690,828    424,586,258
                                                                                    --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,813,055,685)^^                               $3,038,792,021
                                                                                    ==============

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------
                                                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary                                    $  377,408,143 $     20,055   --    $  377,428,198
   Consumer Staples                                             108,390,881           --   --       108,390,881
   Energy                                                       128,855,103           --   --       128,855,103
   Financials                                                   598,374,325           --   --       598,374,325
   Health Care                                                  198,057,330           --   --       198,057,330
   Industrials                                                  510,683,970           --   --       510,683,970
   Information Technology                                       397,064,702           --   --       397,064,702
   Materials                                                    154,829,173           --   --       154,829,173
   Real Estate                                                   11,335,518           --   --        11,335,518
   Telecommunication Services                                    27,363,813           --   --        27,363,813
   Utilities                                                     95,405,884           --   --        95,405,884
Temporary Cash Investments                                        6,416,866           --   --         6,416,866
Securities Lending Collateral                                            --  424,586,258   --       424,586,258
                                                             -------------- ------------   --    --------------
TOTAL                                                        $2,614,185,708 $424,606,313   --    $3,038,792,021
                                                             ============== ============   ==    ==============

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                 SHARES    VALUE+
                                                                 ------- -----------
COMMON STOCKS -- (91.3%)
Consumer Discretionary -- (13.6%)
*   1-800-Flowers.com, Inc. Class A                               39,679 $   357,111
    A.H. Belo Corp. Class A                                       17,110     108,649
    Aaron's, Inc.                                                 99,577   3,080,912
#   Abercrombie & Fitch Co. Class A                                9,861     114,486
*   Adient P.L.C.                                                 22,973   1,458,556
#   Advance Auto Parts, Inc.                                      39,131   6,426,875
*   Amazon.com, Inc.                                              32,724  26,947,560
    AMC Entertainment Holdings, Inc. Class A                      45,086   1,521,652
#*  AMC Networks, Inc. Class A                                    18,528   1,062,581
    AMCON Distributing Co.                                           116      11,948
*   America's Car-Mart, Inc.                                      11,173     468,707
*   American Axle & Manufacturing Holdings, Inc.                 107,076   2,184,350
    American Eagle Outfitters, Inc.                              280,080   4,232,009
#*  American Outdoor Brands Corp.                                 67,901   1,446,291
*   American Public Education, Inc.                               12,318     299,327
*   Apollo Education Group, Inc.                                  38,894     388,551
    Aramark                                                      137,387   4,649,176
#*  Arctic Cat, Inc.                                               7,270     136,676
    Ark Restaurants Corp.                                          2,015      45,479
*   Asbury Automotive Group, Inc.                                 28,145   1,846,312
#*  Ascena Retail Group, Inc.                                     68,022     327,186
*   Ascent Capital Group, Inc. Class A                            10,749     166,502
#   Autoliv, Inc.                                                 32,952   3,811,228
*   AutoNation, Inc.                                             106,378   5,650,799
#*  AutoZone, Inc.                                                 2,987   2,165,515
*   AV Homes, Inc.                                                 5,676     100,181
*   Ballantyne Strong, Inc.                                        7,721      55,977
*   Barnes & Noble Education, Inc.                                35,246     354,222
    Barnes & Noble, Inc.                                          63,650     649,230
    Bassett Furniture Industries, Inc.                             6,115     172,443
    Beasley Broadcast Group, Inc. Class A                          2,443      18,323
*   Beazer Homes USA, Inc.                                         9,480     135,185
#   Bed Bath & Beyond, Inc.                                       95,800   3,865,530
*   Belmond, Ltd. Class A                                         85,745   1,187,568
#   Best Buy Co., Inc.                                           215,131   9,577,632
    BFC Financial Corp. Class A                                    5,562      28,366
#   Big 5 Sporting Goods Corp.                                    20,304     312,682
#   Big Lots, Inc.                                                78,949   3,947,450
*   Biglari Holdings, Inc.                                           556     246,419
*   BJ's Restaurants, Inc.                                        22,212     789,637
    Bloomin' Brands, Inc.                                        125,013   2,138,972
    Blue Nile, Inc.                                                7,978     324,784
    Bob Evans Farms, Inc.                                         18,977   1,070,872
*   Bojangles', Inc.                                              10,206     202,079
#*  Boot Barn Holdings, Inc.                                       9,656     104,768
#   BorgWarner, Inc.                                              79,076   3,228,673
    Bowl America, Inc. Class A                                     1,280      18,656
#*  Boyd Gaming Corp.                                             22,632     459,882
*   Bridgepoint Education, Inc.                                   40,068     426,324
*   Bright Horizons Family Solutions, Inc.                        32,489   2,302,171
#   Brinker International, Inc.                                   30,830   1,371,935

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Consumer Discretionary -- (Continued)
#   Brunswick Corp.                                                 94,399 $ 5,650,724
#   Buckle, Inc. (The)                                              14,000     296,100
*   Buffalo Wild Wings, Inc.                                        17,761   2,681,911
*   Build-A-Bear Workshop, Inc.                                     16,984     203,808
*   Burlington Stores, Inc.                                         26,879   2,249,772
*   Cabela's, Inc.                                                  95,149   5,317,878
#   Cable One, Inc.                                                  4,983   3,151,150
*   CafePress, Inc.                                                  1,005       3,457
#   CalAtlantic Group, Inc.                                         84,194   2,935,845
    Caleres, Inc.                                                   45,009   1,384,027
    Callaway Golf Co.                                               89,619   1,015,383
*   Cambium Learning Group, Inc.                                    39,240     197,770
    Canterbury Park Holding Corp.                                      200       2,010
    Capella Education Co.                                           17,816   1,523,268
*   Career Education Corp.                                          95,931     937,246
#*  CarMax, Inc.                                                   129,242   8,621,734
    Carnival Corp.                                                  88,723   4,913,480
#   Carriage Services, Inc.                                         20,519     532,468
*   Carrols Restaurant Group, Inc.                                  55,542     797,028
#   Carter's, Inc.                                                  28,735   2,406,556
    Cato Corp. (The) Class A                                        24,857     631,119
*   Cavco Industries, Inc.                                           6,607     649,138
    CBS Corp. Class A                                                3,886     255,582
    CBS Corp. Class B                                              146,185   9,427,471
*   Century Casinos, Inc.                                            3,288      23,180
*   Century Communities, Inc.                                        8,568     194,922
*   Charles & Colvard, Ltd.                                         12,152      11,423
*   Charter Communications, Inc. Class A                            76,071  24,643,200
#   Cheesecake Factory, Inc. (The)                                  62,573   3,770,649
*   Cherokee, Inc.                                                   6,872      64,597
    Chico's FAS, Inc.                                              190,444   2,569,090
#   Children's Place, Inc. (The)                                    34,150   3,312,550
#*  Chipotle Mexican Grill, Inc.                                     4,600   1,938,624
    Choice Hotels International, Inc.                               23,511   1,304,860
*   Christopher & Banks Corp.                                        2,351       3,150
#   Churchill Downs, Inc.                                            3,697     529,965
#*  Chuy's Holdings, Inc.                                           19,205     564,627
#   Cinemark Holdings, Inc.                                        147,265   6,258,762
    Citi Trends, Inc.                                               15,913     255,404
    Clear Channel Outdoor Holdings, Inc. Class A                    27,964     138,422
    ClubCorp Holdings, Inc.                                         67,951   1,121,191
    Coach, Inc.                                                    112,703   4,209,457
    Collectors Universe, Inc.                                        5,144     106,326
    Columbia Sportswear Co.                                         44,528   2,420,987
    Comcast Corp. Class A                                        1,030,178  77,696,025
*   Conn's, Inc.                                                    11,469     120,998
    Cooper Tire & Rubber Co.                                        75,654   2,742,457
*   Cooper-Standard Holdings, Inc.                                  22,500   2,368,800
    Core-Mark Holding Co., Inc.                                     41,734   1,457,769
#   Cracker Barrel Old Country Store, Inc.                          22,541   3,562,830
*   Crocs, Inc.                                                     48,997     357,678
    CSS Industries, Inc.                                               200       4,924
    CST Brands, Inc.                                                80,189   3,863,506

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Consumer Discretionary -- (Continued)
    Culp, Inc.                                                      17,140 $   551,908
    Dana, Inc.                                                     220,962   4,450,175
#   Darden Restaurants, Inc.                                        70,951   5,199,289
*   Dave & Buster's Entertainment, Inc.                             47,408   2,581,840
*   Deckers Outdoor Corp.                                           32,868   1,893,197
*   Del Frisco's Restaurant Group, Inc.                             11,313     197,978
#*  Del Taco Restaurants, Inc.                                       7,955     108,506
    Delphi Automotive P.L.C.                                        20,328   1,424,180
*   Delta Apparel, Inc.                                              6,871     128,763
*   Denny's Corp.                                                   65,165     793,058
    Destination Maternity Corp.                                      9,223      52,202
*   Destination XL Group, Inc.                                      51,876     184,160
    DeVry Education Group, Inc.                                     57,154   1,914,659
    Dick's Sporting Goods, Inc.                                     93,701   4,834,972
#   Dillard's, Inc. Class A                                         39,857   2,249,529
    DineEquity, Inc.                                                24,514   1,681,170
#*  Discovery Communications, Inc. Class A                          93,472   2,649,931
*   Discovery Communications, Inc. Class B                           1,077      29,994
#*  Discovery Communications, Inc. Class C                         127,960   3,545,772
*   DISH Network Corp. Class A                                      27,800   1,644,926
*   Dixie Group, Inc. (The)                                          7,544      26,404
    Dollar General Corp.                                           106,699   7,876,520
*   Dollar Tree, Inc.                                               60,842   4,696,394
#   Domino's Pizza, Inc.                                            19,800   3,455,892
#*  Dorman Products, Inc.                                           33,129   2,286,564
    DR Horton, Inc.                                                193,224   5,779,330
    DSW, Inc. Class A                                               95,031   2,010,856
*   Duluth Holdings, Inc. Class B                                    5,670     128,255
#   Dunkin' Brands Group, Inc.                                      42,812   2,220,658
    Educational Development Corp.                                    1,000       7,450
*   El Pollo Loco Holdings, Inc.                                     5,500      68,475
*   Eldorado Resorts, Inc.                                           9,052     140,306
*   Emerson Radio Corp.                                             11,467      12,843
*   Emmis Communications Corp. Class A                               2,473       7,691
    Entercom Communications Corp. Class A                           24,701     350,754
    Entravision Communications Corp. Class A                        77,318     417,517
    Escalade, Inc.                                                   7,797     102,920
    Ethan Allen Interiors, Inc.                                     33,523     975,519
*   EVINE Live, Inc.                                                18,299      27,814
#*  EW Scripps Co. (The) Class A                                    51,833   1,009,707
    Expedia, Inc.                                                   41,034   4,989,324
*   Express, Inc.                                                   65,412     695,330
*   Famous Dave's of America, Inc.                                   4,600      24,840
#*  Fiesta Restaurant Group, Inc.                                   21,918     576,443
#   Finish Line, Inc. (The) Class A                                 43,663     751,004
#*  Five Below, Inc.                                                31,121   1,240,172
    Flexsteel Industries, Inc.                                       6,129     311,721
    Foot Locker, Inc.                                               96,404   6,607,530
    Ford Motor Co.                                               1,604,855  19,836,008
#*  Fossil Group, Inc.                                              12,354     315,892
#*  Fox Factory Holding Corp.                                       45,567   1,180,185
*   Francesca's Holdings Corp.                                      78,355   1,366,511
#   Fred's, Inc. Class A                                            25,508     371,652

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
*   FTD Cos., Inc.                                                21,501 $   494,093
#*  Full House Resorts, Inc.                                       6,121      13,956
#*  G-III Apparel Group, Ltd.                                     39,798   1,045,095
    GameStop Corp. Class A                                       107,137   2,623,785
    Gaming Partners International Corp.                            3,430      40,646
    Gannett Co., Inc.                                             88,852     854,756
#   Gap, Inc. (The)                                              254,525   5,861,711
#   Garmin, Ltd.                                                  60,621   2,927,388
    General Motors Co.                                           614,834  22,509,073
*   Genesco, Inc.                                                 21,534   1,296,347
    Gentex Corp.                                                 286,472   5,984,400
*   Gentherm, Inc.                                                37,860   1,340,244
    Genuine Parts Co.                                             83,779   8,110,645
#*  Global Eagle Entertainment, Inc.                               6,773      41,722
#   GNC Holdings, Inc. Class A                                    30,866     273,781
    Goodyear Tire & Rubber Co. (The)                             195,827   6,342,837
    Graham Holdings Co. Class B                                    4,575   2,376,941
*   Grand Canyon Education, Inc.                                  60,151   3,547,706
*   Gray Television, Inc.                                         57,253     678,448
*   Gray Television, Inc. Class A                                  2,300      25,760
*   Green Brick Partners, Inc.                                     4,722      45,331
    Group 1 Automotive, Inc.                                      16,338   1,319,947
#   Guess?, Inc.                                                  24,475     312,546
#   H&R Block, Inc.                                               76,285   1,637,076
#   Hanesbrands, Inc.                                             70,548   1,672,693
#   Harley-Davidson, Inc.                                         99,063   5,650,554
    Harman International Industries, Inc.                         30,348   3,373,484
    Harte-Hanks, Inc.                                             22,325      34,827
#   Hasbro, Inc.                                                  22,167   1,828,999
    Haverty Furniture Cos., Inc.                                  16,765     365,477
    Haverty Furniture Cos., Inc. Class A                             717      15,487
*   Helen of Troy, Ltd.                                           24,940   2,326,902
#*  Hibbett Sports, Inc.                                          18,677     616,341
#*  Hilton Grand Vacations, Inc.                                   7,366     216,045
#   Hilton Worldwide Holdings, Inc.                               24,554   1,413,819
    Home Depot, Inc. (The)                                       112,926  15,536,359
    Hooker Furniture Corp.                                        13,297     441,460
*   Horizon Global Corp.                                          13,806     270,183
*   Houghton Mifflin Harcourt Co.                                 55,687     629,263
#*  Hovnanian Enterprises, Inc. Class A                           17,387      41,207
    HSN, Inc.                                                     26,405     930,776
*   Hyatt Hotels Corp. Class A                                    14,022     767,144
#*  Iconix Brand Group, Inc.                                      29,573     304,306
    ILG, Inc.                                                    104,374   1,977,887
*   Installed Building Products, Inc.                             20,461     836,855
#   International Game Technology P.L.C.                          48,760   1,287,752
    International Speedway Corp. Class A                          25,651     940,109
    Interpublic Group of Cos., Inc. (The)                        154,532   3,636,138
*   Intrawest Resorts Holdings, Inc.                              11,744     242,044
#*  iRobot Corp.                                                  20,886   1,264,856
*   Isle of Capri Casinos, Inc.                                   17,713     421,747
*   J Alexander's Holdings, Inc.                                   8,076      80,760
    Jack in the Box, Inc.                                         30,910   3,335,807

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
#*  JAKKS Pacific, Inc.                                            8,687 $    44,304
#*  Jamba, Inc.                                                    8,857      80,599
#*  JC Penney Co., Inc.                                          202,730   1,348,154
    John Wiley & Sons, Inc. Class A                               50,061   2,758,361
    John Wiley & Sons, Inc. Class B                                2,517     138,359
    Johnson Outdoors, Inc. Class A                                 3,958     136,472
*   K12, Inc.                                                     26,614     530,417
#*  Kate Spade & Co.                                              37,181     688,220
#   KB Home                                                       49,212     806,093
*   Kirkland's, Inc.                                              14,201     197,110
#   Kohl's Corp.                                                 148,416   5,911,409
#*  Kona Grill, Inc.                                               6,378      58,359
#   L Brands, Inc.                                                46,785   2,816,925
*   La Quinta Holdings, Inc.                                      32,759     462,885
    La-Z-Boy, Inc.                                                55,566   1,589,188
*   Lakeland Industries, Inc.                                      2,263      24,554
#*  Lands' End, Inc.                                               5,571      85,515
    Las Vegas Sands Corp.                                         44,267   2,327,559
    LCI Industries                                                29,143   3,198,444
    Lear Corp.                                                    45,580   6,476,462
#   Leggett & Platt, Inc.                                         63,610   3,035,469
    Lennar Corp. Class A                                          84,459   3,771,094
    Lennar Corp. Class B                                          14,859     534,330
    Libbey, Inc.                                                  28,141     481,493
*   Liberty Broadband Corp. Class A                               16,815   1,407,079
*   Liberty Broadband Corp. Class B                                  145      12,227
#*  Liberty Broadband Corp. Class C                               40,851   3,486,224
*   Liberty Expedia Holdings, Inc. Class A                        31,996   1,408,144
*   Liberty Interactive Corp., QVC Group Class A                 226,805   4,350,120
*   Liberty Interactive Corp., QVC Group Class B                     600      11,478
*   Liberty Media Corp.-Liberty Braves Class A                     4,772      95,201
*   Liberty Media Corp.-Liberty Braves Class B                        58       1,241
#*  Liberty Media Corp.-Liberty Braves Class C                     9,661     193,027
*   Liberty Media Corp.-Liberty Formula One Class A               11,931     345,760
*   Liberty Media Corp.-Liberty Formula One Class B                  145       4,418
#*  Liberty Media Corp.-Liberty Formula One Class C               24,153     694,157
*   Liberty Media Corp.-Liberty SiriusXM Class A                  47,725   1,729,554
*   Liberty Media Corp.-Liberty SiriusXM Class B                     581      20,800
*   Liberty Media Corp.-Liberty SiriusXM Class C                  96,612   3,467,405
    Liberty Tax, Inc.                                              1,824      24,442
*   Liberty TripAdvisor Holdings, Inc. Class A                    62,270   1,117,746
*   Liberty TripAdvisor Holdings, Inc. Class B                       110       2,148
*   Liberty Ventures Series A                                     47,994   2,094,938
    Lifetime Brands, Inc.                                         15,560     232,622
*   Lindblad Expeditions Holdings, Inc.                            4,692      42,181
    Lions Gate Entertainment Corp. Class A                        37,881   1,089,836
#*  Lions Gate Entertainment Corp. Class B                        49,482   1,325,623
#   Lithia Motors, Inc. Class A                                   24,992   2,577,175
*   Live Nation Entertainment, Inc.                              202,338   5,790,914
*   LKQ Corp.                                                    165,502   5,281,169
    Lowe's Cos., Inc.                                            216,161  15,797,046
*   Luby's, Inc.                                                  24,827      91,115
#*  Lululemon Athletica, Inc.                                     20,412   1,378,014

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CONTINUED


                                                                       SHARES    VALUE+
                                                                       ------- -----------
Consumer Discretionary -- (Continued)
#*        Lumber Liquidators Holdings, Inc.                              9,988 $   156,412
*         M/I Homes, Inc.                                               25,779     648,084
          Macy's, Inc.                                                 222,133   6,561,809
*         Madison Square Garden Co. (The) Class A                       17,878   3,140,628
*         Malibu Boats, Inc. Class A                                    13,079     242,746
          Marcus Corp. (The)                                            12,065     357,727
          Marine Products Corp.                                         10,739     122,532
*         MarineMax, Inc.                                               29,133     624,903
          Marriott International, Inc. Class A                          59,573   5,039,876
          Marriott Vacations Worldwide Corp.                            29,938   2,589,038
#         Mattel, Inc.                                                 131,296   3,441,268
#*        McClatchy Co. (The) Class A                                    5,251      60,597
          McDonald's Corp.                                             102,238  12,531,312
          MDC Holdings, Inc.                                            44,349   1,199,197
(degrees) Media General, Inc.                                           38,671      11,984
#         Meredith Corp.                                                37,665   2,308,864
*         Meritage Homes Corp.                                          41,802   1,536,223
*         MGM Resorts International                                    191,385   5,511,888
#*        Michael Kors Holdings, Ltd.                                   69,700   2,983,857
#*        Michaels Cos., Inc. (The)                                     65,172   1,281,933
*         Modine Manufacturing Co.                                      42,718     580,965
*         Mohawk Industries, Inc.                                       36,066   7,784,485
*         Monarch Casino & Resort, Inc.                                  1,439      34,191
#         Monro Muffler Brake, Inc.                                     22,842   1,368,236
#*        Motorcar Parts of America, Inc.                               18,356     481,478
          Movado Group, Inc.                                            11,955     324,578
*         MSG Networks, Inc. Class A                                    60,925   1,413,460
*         Murphy USA, Inc.                                              46,520   2,963,324
          NACCO Industries, Inc. Class A                                 7,344     541,620
*         Nathan's Famous, Inc.                                          4,377     273,563
          National CineMedia, Inc.                                      53,155     779,252
#*        Nautilus, Inc.                                                40,483     702,380
*         Netflix, Inc.                                                 22,400   3,151,904
#*        New Home Co., Inc. (The)                                         545       5,690
          New Media Investment Group, Inc.                               5,512      84,003
*         New York & Co., Inc.                                          54,882     119,094
          New York Times Co. (The) Class A                             125,086   1,688,661
#         Newell Brands, Inc.                                          126,626   5,993,209
          News Corp. Class A                                            96,297   1,183,490
          News Corp. Class B                                            52,466     663,695
          Nexstar Media Group, Inc.                                     22,769   1,489,093
          NIKE, Inc. Class B                                            79,584   4,209,994
*         Nobility Homes, Inc.                                           1,152      18,403
#         Nordstrom, Inc.                                               31,682   1,400,978
#*        Norwegian Cruise Line Holdings, Ltd.                          87,868   4,129,796
          Nutrisystem, Inc.                                             23,167     765,669
*         NVR, Inc.                                                      2,277   4,230,666
*         O'Reilly Automotive, Inc.                                     30,530   8,007,103
          Office Depot, Inc.                                           426,232   1,896,732
#*        Ollie's Bargain Outlet Holdings, Inc.                         30,965     945,981
#         Omnicom Group, Inc.                                           39,896   3,417,092
*         Overstock.com, Inc.                                           10,742     178,317
          Oxford Industries, Inc.                                       20,786   1,143,646

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Consumer Discretionary -- (Continued)
#*  Panera Bread Co. Class A                                      13,095 $2,737,641
#   Papa John's International, Inc.                               28,426  2,422,464
#*  Papa Murphy's Holdings, Inc.                                   6,677     30,180
#*  Party City Holdco, Inc.                                       15,966    230,709
*   Penn National Gaming, Inc.                                    37,631    518,555
    Penske Automotive Group, Inc.                                 95,789  5,207,090
*   Perry Ellis International, Inc.                                9,214    217,358
    PetMed Express, Inc.                                          20,532    435,073
#   Pier 1 Imports, Inc.                                          96,630    702,500
#*  Pinnacle Entertainment, Inc.                                  36,985    569,569
    Planet Fitness, Inc. Class A                                  39,517    831,438
#   Polaris Industries, Inc.                                      24,286  2,041,724
#   Pool Corp.                                                    24,941  2,632,772
*   Popeyes Louisiana Kitchen, Inc.                               15,606    986,143
*   Potbelly Corp.                                                17,607    228,891
*   Priceline Group, Inc. (The)                                    4,900  7,718,137
    PulteGroup, Inc.                                             210,129  4,519,875
    PVH Corp.                                                     41,547  3,897,524
#*  Radio One, Inc. Class D                                          841      2,523
#   Ralph Lauren Corp.                                            16,577  1,465,904
    RCI Hospitality Holdings, Inc.                                12,873    225,921
*   Reading International, Inc. Class A                           17,935    293,237
*   Red Lion Hotels Corp.                                         20,113    160,904
*   Red Robin Gourmet Burgers, Inc.                               11,931    567,319
    Regal Entertainment Group Class A                             59,771  1,354,411
*   Regis Corp.                                                   38,982    542,629
#   Rent-A-Center, Inc.                                           38,161    341,923
    Rocky Brands, Inc.                                             6,987     88,386
    Ross Stores, Inc.                                             68,236  4,511,082
    Royal Caribbean Cruises, Ltd.                                 94,154  8,815,639
    Ruth's Hospitality Group, Inc.                                48,637    834,125
    Saga Communications, Inc. Class A                              1,505     75,702
    Salem Media Group, Inc.                                       10,305     62,861
#*  Sally Beauty Holdings, Inc.                                   56,479  1,344,200
    Scholastic Corp.                                              17,264    790,346
#*  Scientific Games Corp. Class A                                31,297    532,049
#   Scripps Networks Interactive, Inc. Class A                    45,848  3,491,784
*   Sears Hometown and Outlet Stores, Inc.                         1,300      4,745
    SeaWorld Entertainment, Inc.                                  93,392  1,691,329
#*  Select Comfort Corp.                                          54,004  1,089,801
*   Sequential Brands Group, Inc.                                  3,229     14,950
    Service Corp. International                                  187,444  5,460,244
#*  ServiceMaster Global Holdings, Inc.                           60,274  2,228,933
#*  Shake Shack, Inc. Class A                                      1,393     49,187
*   Shiloh Industries, Inc.                                       12,091    144,971
    Shoe Carnival, Inc.                                           17,356    443,793
*   Shutterfly, Inc.                                              38,320  1,966,966
#   Signet Jewelers, Ltd.                                         45,351  3,522,412
#   Sinclair Broadcast Group, Inc. Class A                        58,875  1,987,031
#   Sirius XM Holdings, Inc.                                     151,402    714,617
#   Six Flags Entertainment Corp.                                 41,784  2,489,491
*   Skechers U.S.A., Inc. Class A                                103,903  2,610,043
*   Skyline Corp.                                                  1,175     12,302

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
    Sonic Automotive, Inc. Class A                                33,630 $   786,942
#   Sonic Corp.                                                   33,893     843,936
*   Sotheby's                                                     48,403   1,922,083
    Spartan Motors, Inc.                                          27,820     219,778
    Speedway Motorsports, Inc.                                    30,011     644,936
#*  Sportsman's Warehouse Holdings, Inc.                          28,697     213,506
    Stage Stores, Inc.                                             4,499      12,597
    Standard Motor Products, Inc.                                 26,407   1,316,917
    Staples, Inc.                                                250,536   2,304,931
    Starbucks Corp.                                              118,825   6,561,516
    Stein Mart, Inc.                                              49,748     182,078
*   Steven Madden, Ltd.                                           65,090   2,291,168
*   Stoneridge, Inc.                                              49,402     810,687
    Strattec Security Corp.                                        3,827     117,872
*   Strayer Education, Inc.                                       14,488   1,173,528
#   Sturm Ruger & Co., Inc.                                       17,735     935,521
    Superior Industries International, Inc.                       22,424     516,873
    Superior Uniform Group, Inc.                                  13,632     232,017
*   Sypris Solutions, Inc.                                         8,523       7,756
#   Tailored Brands, Inc.                                         24,254     515,398
*   Tandy Leather Factory, Inc.                                    9,590      74,323
    Target Corp.                                                 144,640   9,326,387
*   Taylor Morrison Home Corp. Class A                            23,552     456,909
    TEGNA, Inc.                                                  229,542   5,258,807
#*  Tempur Sealy International, Inc.                              26,245   1,128,535
#*  Tenneco, Inc.                                                 39,133   2,639,521
#*  Tesla Motors, Inc.                                             7,091   1,786,436
    Texas Roadhouse, Inc.                                         63,815   2,976,332
    Thor Industries, Inc.                                         68,188   7,057,458
#   Tiffany & Co.                                                 61,064   4,806,958
#*  Tile Shop Holdings, Inc.                                      26,690     509,779
*   Tilly's, Inc. Class A                                          7,196      96,426
    Time Warner, Inc.                                            259,315  25,114,658
    Time, Inc.                                                    83,758   1,612,341
    TJX Cos., Inc. (The)                                          56,625   4,242,345
*   Toll Brothers, Inc.                                          148,262   4,649,496
*   TopBuild Corp.                                                15,322     568,599
    Tower International, Inc.                                     28,221     739,390
*   Town Sports International Holdings, Inc.                      12,890      38,026
#   Tractor Supply Co.                                            49,600   3,654,032
*   Trans World Entertainment Corp.                                  900       2,475
*   TRI Pointe Group, Inc.                                       148,256   1,819,101
#*  TripAdvisor, Inc.                                             13,581     718,435
#   tronc, Inc.                                                    1,706      22,622
*   Tuesday Morning Corp.                                         29,673     127,594
    Tupperware Brands Corp.                                       19,854   1,198,387
    Twenty-First Century Fox, Inc. Class A                       210,181   6,595,480
    Twenty-First Century Fox, Inc. Class B                        79,750   2,473,047
*   UCP, Inc. Class A                                              1,400      15,890
*   Ulta Salon Cosmetics & Fragrance, Inc.                        19,777   5,384,882
#*  Under Armour, Inc. Class A                                    25,200     541,548
*   Under Armour, Inc. Class C                                    25,378     487,765
*   Unifi, Inc.                                                   14,202     381,892

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES      VALUE+
                                                                 ------- --------------
Consumer Discretionary -- (Continued)
*   Universal Electronics, Inc.                                   12,278 $      730,541
    Universal Technical Institute, Inc.                           13,926         44,702
*   Urban Outfitters, Inc.                                       152,293      4,041,856
*   US Auto Parts Network, Inc.                                   17,215         58,359
    Vail Resorts, Inc.                                            29,350      5,034,699
#*  Vera Bradley, Inc.                                            40,288        461,700
#   VF Corp.                                                      53,460      2,752,121
#   Viacom, Inc. Class A                                           8,633        390,643
    Viacom, Inc. Class B                                         248,278     10,462,435
#*  Vince Holding Corp.                                           21,569         65,785
*   Vista Outdoor, Inc.                                           48,596      1,400,051
*   Visteon Corp.                                                 43,035      3,854,645
#*  Vitamin Shoppe, Inc.                                          23,500        508,775
*   VOXX International Corp.                                      11,061         46,456
    Walt Disney Co. (The)                                        365,590     40,452,533
*   WCI Communities, Inc.                                          6,422        150,275
#   Wendy's Co. (The)                                            298,595      4,039,990
*   West Marine, Inc.                                             21,940        203,384
    Weyco Group, Inc.                                              5,289        149,044
#   Whirlpool Corp.                                               45,565      7,968,863
#*  William Lyon Homes Class A                                    16,480        290,872
#   Williams-Sonoma, Inc.                                         86,144      4,153,002
#   Wingstop, Inc.                                                12,984        369,654
    Winmark Corp.                                                  2,732        302,569
    Winnebago Industries, Inc.                                    34,377      1,079,438
    Wolverine World Wide, Inc.                                    91,834      2,157,181
#   World Wrestling Entertainment, Inc. Class A                   13,829        270,772
#   Wyndham Worldwide Corp.                                       48,100      3,802,786
#   Wynn Resorts, Ltd.                                            15,906      1,613,346
    Yum! Brands, Inc.                                             33,855      2,218,518
*   ZAGG, Inc.                                                    31,708        212,444
#*  Zumiez, Inc.                                                  30,352        608,558
                                                                         --------------
Total Consumer Discretionary                                              1,037,314,423
                                                                         --------------
Consumer Staples -- (6.1%)
    Alico, Inc.                                                    5,242        141,272
#*  Alliance One International, Inc.                               5,380         89,577
    Altria Group, Inc.                                           193,935     13,804,293
    Andersons, Inc. (The)                                         26,345        994,524
    Archer-Daniels-Midland Co.                                   123,554      5,468,500
#*  Avon Products, Inc.                                          301,240      1,768,279
#   B&G Foods, Inc.                                               68,258      3,027,242
#*  Blue Buffalo Pet Products, Inc.                               75,706      1,835,870
#*  Boston Beer Co., Inc. (The) Class A                            7,862      1,208,389
*   Bridgford Foods Corp.                                          2,509         29,819
    Brown-Forman Corp. Class A                                    11,686        546,671
#   Brown-Forman Corp. Class B                                    16,724        762,614
    Bunge, Ltd.                                                   93,189      6,449,611
#   Cal-Maine Foods, Inc.                                         49,683      2,071,781
#   Calavo Growers, Inc.                                          17,713        979,529
#   Campbell Soup Co.                                             49,790      3,098,432
#   Casey's General Stores, Inc.                                  42,229      4,852,112
*   CCA Industries, Inc.                                           3,031          7,881

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Staples -- (Continued)
*   Central Garden & Pet Co.                                      10,091 $   331,489
*   Central Garden & Pet Co. Class A                              32,539   1,001,550
#*  Chefs' Warehouse, Inc. (The)                                  11,385     190,130
#   Church & Dwight Co., Inc.                                     73,376   3,318,063
    Clorox Co. (The)                                              22,050   2,646,000
#   Coca-Cola Bottling Co. Consolidated                            8,666   1,463,167
    Coca-Cola Co. (The)                                          443,310  18,428,397
    Colgate-Palmolive Co.                                         76,902   4,966,331
    Conagra Brands, Inc.                                         128,847   5,036,629
    Constellation Brands, Inc. Class A                            78,551  11,763,798
    Constellation Brands, Inc. Class B                             1,902     287,735
    Costco Wholesale Corp.                                        41,646   6,827,862
#   Coty, Inc. Class A                                           316,288   6,072,730
#*  Craft Brew Alliance, Inc.                                     20,621     313,439
*   Crimson Wine Group, Ltd.                                       9,858      91,975
    CVS Health Corp.                                             339,252  26,736,450
*   Darling Ingredients, Inc.                                    154,648   1,855,776
    Dean Foods Co.                                               104,386   2,073,106
    Dr Pepper Snapple Group, Inc.                                 62,606   5,709,667
*   Edgewell Personal Care Co.                                    45,647   3,598,809
    Energizer Holdings, Inc.                                      28,345   1,430,572
    Estee Lauder Cos., Inc. (The) Class A                         17,200   1,396,812
*   Farmer Brothers Co.                                           19,168     667,046
#   Flowers Foods, Inc.                                          165,874   3,335,726
    Fresh Del Monte Produce, Inc.                                 49,348   2,825,173
    General Mills, Inc.                                           62,174   3,884,632
#*  Hain Celestial Group, Inc. (The)                              76,799   3,038,168
#*  Herbalife, Ltd.                                               34,042   1,913,160
    Hershey Co. (The)                                              6,900     727,743
#   Hormel Foods Corp.                                           152,124   5,522,101
*   HRG Group, Inc.                                              135,861   2,286,541
    Ingles Markets, Inc. Class A                                  16,279     736,625
    Ingredion, Inc.                                               60,426   7,746,009
    Inter Parfums, Inc.                                           27,932     952,481
#*  Inventure Foods, Inc.                                          6,441      38,582
    J&J Snack Foods Corp.                                         19,581   2,497,948
    JM Smucker Co. (The)                                          56,032   7,611,947
    John B. Sanfilippo & Son, Inc.                                 7,670     504,609
    Kellogg Co.                                                   21,066   1,531,709
    Kimberly-Clark Corp.                                          30,133   3,650,010
    Kraft Heinz Co. (The)                                         91,292   8,151,463
    Kroger Co. (The)                                             154,486   5,246,345
    Lamb Weston Holdings, Inc.                                    40,621   1,517,601
    Lancaster Colony Corp.                                        19,955   2,615,103
*   Landec Corp.                                                  27,381     345,001
*   Lifeway Foods, Inc.                                            2,867      30,878
    Limoneira Co.                                                  2,654      45,118
    Mannatech, Inc.                                                  600      11,910
#   McCormick & Co., Inc. Non-Voting                              20,206   1,930,683
    McCormick & Co., Inc. Voting                                   1,509     144,110
    Mead Johnson Nutrition Co.                                    29,960   2,110,982
    Medifast, Inc.                                                21,814     919,896
#   MGP Ingredients, Inc.                                         23,069     977,895

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T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Staples -- (Continued)
    Molson Coors Brewing Co. Class A                                 266 $    25,616
    Molson Coors Brewing Co. Class B                              67,373   6,502,842
    Mondelez International, Inc. Class A                         418,428  18,527,992
*   Monster Beverage Corp.                                        81,819   3,485,489
    National Beverage Corp.                                       23,726   1,190,808
*   Natural Alternatives International, Inc.                       5,470      62,358
#*  Natural Grocers by Vitamin Cottage, Inc.                      10,124     127,967
    Natural Health Trends Corp.                                    6,437     161,440
    Nature's Sunshine Products, Inc.                               2,146      27,362
    Nu Skin Enterprises, Inc. Class A                             59,309   3,076,951
    Nutraceutical International Corp.                              7,931     265,689
    Oil-Dri Corp. of America                                       5,619     189,079
*   Omega Protein Corp.                                           22,885     570,981
#   Orchids Paper Products Co.                                     8,669     236,750
    PepsiCo, Inc.                                                155,127  16,099,080
    Philip Morris International, Inc.                            122,914  11,815,723
#   Pilgrim's Pride Corp.                                         89,398   1,711,078
    Pinnacle Foods, Inc.                                         123,860   6,588,113
#*  Post Holdings, Inc.                                           48,304   4,042,079
#   PriceSmart, Inc.                                              21,719   1,839,599
*   Primo Water Corp.                                             17,357     224,252
    Procter & Gamble Co. (The)                                   458,732  40,184,923
*   Revlon, Inc. Class A                                          26,911     900,173
    Reynolds American, Inc.                                      172,291  10,359,858
*   Rite Aid Corp.                                               267,434   1,502,979
    Rocky Mountain Chocolate Factory, Inc.                         4,490      49,210
#   Sanderson Farms, Inc.                                         27,079   2,464,189
*   Seaboard Corp.                                                   346   1,332,100
*   Seneca Foods Corp. Class A                                     8,682     311,250
*   Seneca Foods Corp. Class B                                       283      10,910
#*  Smart & Final Stores, Inc.                                     3,401      48,804
#   Snyder's-Lance, Inc.                                          80,271   3,080,801
    SpartanNash Co.                                               27,359   1,035,812
#   Spectrum Brands Holdings, Inc.                                44,660   5,957,197
#*  Sprouts Farmers Market, Inc.                                  66,313   1,238,064
*   SUPERVALU, Inc.                                              124,014     486,135
    Sysco Corp.                                                   51,532   2,703,369
#   Tootsie Roll Industries, Inc.                                 28,788   1,078,111
#*  TreeHouse Foods, Inc.                                         34,919   2,649,654
    Tyson Foods, Inc. Class A                                    140,474   8,820,362
*   United Natural Foods, Inc.                                    49,778   2,274,855
    United-Guardian, Inc.                                          1,431      21,894
    Universal Corp.                                               16,843   1,145,324
*   USANA Health Sciences, Inc.                                   24,090   1,500,807
#   Vector Group, Ltd.                                            65,721   1,449,805
    Village Super Market, Inc. Class A                             8,926     270,369
    Wal-Mart Stores, Inc.                                        646,740  43,163,428
    Walgreens Boots Alliance, Inc.                               273,977  22,449,675
    WD-40 Co.                                                     11,814   1,242,242
    Weis Markets, Inc.                                            22,359   1,329,019
*   WhiteWave Foods Co. (The)                                     54,703   3,011,947

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Consumer Staples -- (Continued)
#   Whole Foods Market, Inc.                                     187,406 $  5,663,409
                                                                         ------------
Total Consumer Staples                                                    470,702,001
                                                                         ------------
Energy -- (5.6%)
*   Abraxas Petroleum Corp.                                       16,753       41,380
    Adams Resources & Energy, Inc.                                 3,585      138,919
    Alon USA Energy, Inc.                                         48,115      541,775
    Anadarko Petroleum Corp.                                      62,937    4,376,010
#*  Antero Resources Corp.                                        77,401    1,889,358
    Apache Corp.                                                  27,582    1,649,955
    Archrock, Inc.                                                44,829      654,503
    Baker Hughes, Inc.                                            69,015    4,353,466
#   Bristow Group, Inc.                                            6,300      111,258
#   Cabot Oil & Gas Corp.                                        111,368    2,392,185
*   Callon Petroleum Co.                                          80,203    1,225,502
    Cheniere Energy Partners L.P. Holdings LLC                    13,761      314,439
#*  Cheniere Energy, Inc.                                         39,587    1,886,321
#*  Chesapeake Energy Corp.                                      319,114    2,058,285
    Chevron Corp.                                                414,006   46,099,568
    Cimarex Energy Co.                                            33,911    4,585,106
#*  Clayton Williams Energy, Inc.                                  8,393    1,220,762
*   Clean Energy Fuels Corp.                                      10,260       26,573
#*  Concho Resources, Inc.                                        28,344    3,952,287
    ConocoPhillips                                               242,385   11,818,693
#   CONSOL Energy, Inc.                                          217,277    3,680,672
*   Contango Oil & Gas Co.                                        26,267      212,763
#*  Continental Resources, Inc.                                   53,877    2,616,267
#   Core Laboratories NV                                          21,584    2,521,659
    CVR Energy, Inc.                                               9,034      200,645
*   Dawson Geophysical Co.                                        14,469      114,595
    Delek US Holdings, Inc.                                       22,697      508,413
*   Denbury Resources, Inc.                                      167,744      561,942
    Devon Energy Corp.                                            20,195      919,680
#   DHT Holdings, Inc.                                            62,472      292,994
*   Diamond Offshore Drilling, Inc.                               52,555      860,851
#*  Diamondback Energy, Inc.                                      43,524    4,577,419
#*  Dorian LPG, Ltd.                                               8,582       97,062
#*  Dril-Quip, Inc.                                               36,122    2,246,788
*   Eclipse Resources Corp.                                       22,598       55,591
*   Energen Corp.                                                 38,820    2,092,010
*   ENGlobal Corp.                                                13,358       37,135
    EnLink Midstream LLC                                          88,656    1,538,182
#   Ensco P.L.C. Class A                                          67,023      731,891
    EOG Resources, Inc.                                          139,897   14,210,737
#*  EP Energy Corp. Class A                                       21,571      113,032
#   EQT Corp.                                                     21,091    1,278,747
*   Era Group, Inc.                                                7,752      121,396
    Evolution Petroleum Corp.                                     16,602      144,437
*   Exterran Corp.                                                23,864      740,261
    Exxon Mobil Corp.                                            943,449   79,145,937
*   Fairmount Santrol Holdings, Inc.                               3,644       45,623
#*  Forum Energy Technologies, Inc.                              119,425    2,591,523
#   Frank's International NV                                      11,428      135,308

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Energy -- (Continued)
    GasLog, Ltd.                                                  17,398 $   290,547
#*  Geospace Technologies Corp.                                    8,662     202,171
    Green Plains, Inc.                                            27,619     621,428
    Gulf Island Fabrication, Inc.                                 11,124     154,624
*   Gulfport Energy Corp.                                         61,703   1,289,593
    Halliburton Co.                                              116,826   6,608,847
*   Helix Energy Solutions Group, Inc.                           145,803   1,236,409
#   Helmerich & Payne, Inc.                                       47,912   3,409,418
#   Hess Corp.                                                    67,197   3,640,734
#   HollyFrontier Corp.                                           99,896   2,893,987
#*  Jones Energy, Inc. Class A                                       104         463
    Kinder Morgan, Inc.                                          317,210   7,086,471
#*  Kosmos Energy, Ltd.                                          213,571   1,396,754
*   Laredo Petroleum, Inc.                                       112,686   1,526,895
    Marathon Oil Corp.                                           308,240   5,163,020
    Marathon Petroleum Corp.                                     173,050   8,315,053
*   Matrix Service Co.                                            26,162     586,029
#*  McDermott International, Inc.                                118,650     961,065
*   Mitcham Industries, Inc.                                      13,388      64,999
#   Murphy Oil Corp.                                              76,700   2,217,397
    Nabors Industries, Ltd.                                      261,761   4,253,616
#   National Oilwell Varco, Inc.                                 111,266   4,206,968
*   Natural Gas Services Group, Inc.                              15,772     452,656
*   Newfield Exploration Co.                                     108,769   4,359,462
*   Newpark Resources, Inc.                                      119,712     903,826
    Noble Corp. P.L.C.                                            11,951      80,669
    Noble Energy, Inc.                                           110,082   4,376,860
*   Northern Oil and Gas, Inc.                                     6,779      24,404
*   Oasis Petroleum, Inc.                                        245,175   3,466,775
    Occidental Petroleum Corp.                                    72,620   4,921,457
    Oceaneering International, Inc.                               57,797   1,609,647
#*  Oil States International, Inc.                                43,221   1,707,230
#   ONEOK, Inc.                                                   50,485   2,782,228
*   Pacific Ethanol, Inc.                                          4,312      30,615
    Panhandle Oil and Gas, Inc. Class A                           11,858     260,876
#*  Par Pacific Holdings, Inc.                                    14,544     211,324
*   Parker Drilling Co.                                          109,761     279,891
*   Parsley Energy, Inc. Class A                                  89,814   3,163,249
    Patterson-UTI Energy, Inc.                                   119,917   3,362,473
    PBF Energy, Inc. Class A                                      88,107   2,043,201
*   PDC Energy, Inc.                                              51,500   3,807,910
*   PetroQuest Energy, Inc.                                        5,485      23,147
*   PHI, Inc. Non-Voting                                           8,318     131,840
*   PHI, Inc. Voting                                                 212       3,311
    Phillips 66                                                  125,687  10,258,573
*   Pioneer Energy Services Corp.                                 89,700     565,110
    Pioneer Natural Resources Co.                                 31,238   5,630,025
*   QEP Resources, Inc.                                          191,837   3,345,637
    Range Resources Corp.                                         47,433   1,533,983
#*  Renewable Energy Group, Inc.                                  49,563     431,198
#*  REX American Resources Corp.                                   6,572     545,673
*   Rice Energy, Inc.                                            135,277   2,682,543
#*  RigNet, Inc.                                                   2,237      44,181

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CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Energy -- (Continued)
#*  Ring Energy, Inc.                                             17,873 $    235,924
#*  Rowan Cos. P.L.C. Class A                                     57,621    1,032,568
#   RPC, Inc.                                                    135,339    2,912,495
*   RSP Permian, Inc.                                             99,139    4,219,356
    Schlumberger, Ltd.                                           268,580   22,482,832
    Scorpio Tankers, Inc.                                         28,191      107,972
*   SEACOR Holdings, Inc.                                         11,724      862,535
    SemGroup Corp. Class A                                        49,920    1,981,824
#   Ship Finance International, Ltd.                              57,055      855,825
#   SM Energy Co.                                                 70,132    2,139,727
*   Southwestern Energy Co.                                      206,528    1,860,817
    Spectra Energy Corp.                                          47,989    1,998,742
#   Superior Energy Services, Inc.                               125,929    2,225,165
#*  Synergy Resources Corp.                                      153,389    1,320,679
#*  Synthesis Energy Systems, Inc.                                 9,454        8,320
    Targa Resources Corp.                                         86,976    5,011,557
#*  TechnipFMC P.L.C.                                             54,312    1,825,969
*   Tesco Corp.                                                   47,654      409,824
    Tesoro Corp.                                                 119,603    9,669,903
*   TETRA Technologies, Inc.                                      78,499      389,355
#*  Transocean, Ltd.                                             281,896    3,938,087
#*  Unit Corp.                                                    55,447    1,441,622
    US Silica Holdings, Inc.                                      17,552    1,038,025
*   Vaalco Energy, Inc.                                           31,137       36,430
    Valero Energy Corp.                                          171,420   11,272,579
#*  Weatherford International P.L.C.                             297,450    1,549,715
    Western Refining, Inc.                                        98,475    3,447,610
*   Whiting Petroleum Corp.                                      148,365    1,645,368
*   Willbros Group, Inc.                                          47,803      144,843
    Williams Cos., Inc. (The)                                     88,285    2,546,139
    World Fuel Services Corp.                                     52,763    2,346,898
*   WPX Energy, Inc.                                             310,747    4,328,706
                                                                         ------------
Total Energy                                                              426,183,778
                                                                         ------------
Financials -- (17.9%)
    1st Source Corp.                                              25,024    1,128,833
    A-Mark Precious Metals, Inc.                                   7,393      140,245
#   Access National Corp.                                         11,999      320,133
*   Affiliated Managers Group, Inc.                               19,151    2,917,846
    Aflac, Inc.                                                   95,826    6,706,862
*   Alleghany Corp.                                                7,207    4,407,585
    Allied World Assurance Co. Holdings AG                        79,621    4,230,264
    Allstate Corp. (The)                                         108,567    8,165,324
    Ally Financial, Inc.                                         343,635    7,257,571
*   Ambac Financial Group, Inc.                                   25,869      541,179
    American Equity Investment Life Holding Co.                  103,326    2,438,494
    American Express Co.                                         259,492   19,819,999
    American Financial Group, Inc.                                68,232    5,879,551
    American International Group, Inc.                           269,115   17,293,330
    American National Bankshares, Inc.                             4,187      148,639
    American National Insurance Co.                               17,036    1,986,227
*   American River Bankshares                                      2,071       31,065
    Ameriprise Financial, Inc.                                    90,559   10,167,059

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CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
    Ameris Bancorp                                                  38,185 $ 1,722,143
    AMERISAFE, Inc.                                                 26,204   1,652,162
    AmeriServ Financial, Inc.                                        3,367      13,300
#   AmTrust Financial Services, Inc.                               182,041   4,804,062
    Aon P.L.C.                                                      39,459   4,447,029
*   Arch Capital Group, Ltd.                                        57,133   5,047,701
    Argo Group International Holdings, Ltd.                         28,810   1,842,399
    Arrow Financial Corp.                                           14,304     504,931
    Arthur J Gallagher & Co.                                        56,579   3,045,648
#   Artisan Partners Asset Management, Inc. Class A                 36,376   1,053,085
    Aspen Insurance Holdings, Ltd.                                  53,638   3,025,183
    Associated Banc-Corp                                           130,908   3,311,972
    Assurant, Inc.                                                  58,469   5,679,094
    Assured Guaranty, Ltd.                                         141,072   5,489,112
*   Asta Funding, Inc.                                               6,257      63,821
    Astoria Financial Corp.                                        117,692   2,225,556
#*  Atlantic Capital Bancshares, Inc.                                1,179      22,519
*   Atlantic Coast Financial Corp.                                   1,768      12,774
*   Atlanticus Holdings Corp.                                       12,895      36,622
*   Atlas Financial Holdings, Inc.                                   4,819      81,923
    Auburn National Bancorporation, Inc.                               757      24,867
    Axis Capital Holdings, Ltd.                                     75,408   4,826,866
    Baldwin & Lyons, Inc. Class A                                      298       7,247
    Baldwin & Lyons, Inc. Class B                                    9,068     217,632
#   Banc of California, Inc.                                        56,944     899,715
    BancFirst Corp.                                                 16,361   1,543,660
*   Bancorp, Inc. (The)                                             27,323     163,665
    BancorpSouth, Inc.                                             116,483   3,459,545
    Bank Mutual Corp.                                               41,770     398,904
    Bank of America Corp.                                        2,178,024  49,310,463
    Bank of Commerce Holdings                                        4,204      41,830
#   Bank of Hawaii Corp.                                            43,487   3,735,968
    Bank of Marin Bancorp                                            5,176     347,827
    Bank of New York Mellon Corp. (The)                            265,290  11,866,422
#   Bank of the Ozarks, Inc.                                        81,324   4,462,248
    BankFinancial Corp.                                             23,262     313,339
#   BankUnited, Inc.                                                97,515   3,725,073
    Banner Corp.                                                    28,997   1,627,312
    Bar Harbor Bankshares                                            4,541     196,762
#   BB&T Corp.                                                     201,845   9,323,221
    BCB Bancorp, Inc.                                                2,691      36,463
    Bear State Financial, Inc.                                         110       1,108
    Beneficial Bancorp, Inc.                                        79,457   1,418,307
*   Berkshire Hathaway, Inc. Class B                               153,713  25,230,452
    Berkshire Hills Bancorp, Inc.                                   32,717   1,158,182
    BGC Partners, Inc. Class A                                     312,708   3,461,678
    BlackRock, Inc.                                                 30,468  11,394,423
    Blue Hills Bancorp, Inc.                                         2,178      41,382
    BNC Bancorp                                                     26,555     936,064
#*  BofI Holding, Inc.                                              55,788   1,645,746
    BOK Financial Corp.                                             38,902   3,199,300
    Boston Private Financial Holdings, Inc.                        109,508   1,806,882
    Bridge Bancorp, Inc.                                             4,937     178,473

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
    Brookline Bancorp, Inc.                                       98,733 $ 1,555,045
    Brown & Brown, Inc.                                          137,962   5,812,339
    Bryn Mawr Bank Corp.                                          21,164     847,618
    C&F Financial Corp.                                              353      15,303
    Calamos Asset Management, Inc. Class A                         9,339      78,634
    California First National Bancorp                              1,859      30,023
    Camden National Corp.                                         14,636     607,101
    Capital Bank Financial Corp. Class A                          28,784   1,134,090
    Capital City Bank Group, Inc.                                 10,928     226,100
    Capital One Financial Corp.                                  128,772  11,253,385
    Capitol Federal Financial, Inc.                              186,164   2,876,234
    Cardinal Financial Corp.                                      36,561   1,146,553
*   Carolina Bank Holdings, Inc.                                     900      24,930
*   Cascade Bancorp                                               31,962     254,737
    Cathay General Bancorp                                        87,165   3,176,293
    CBOE Holdings, Inc.                                           22,472   1,789,221
    CenterState Banks, Inc.                                       60,833   1,483,717
    Central Pacific Financial Corp.                               41,241   1,292,081
    Century Bancorp, Inc. Class A                                  1,308      78,872
#   Charles Schwab Corp. (The)                                   167,241   6,897,019
    Charter Financial Corp.                                        4,551      78,186
    Chemical Financial Corp.                                      64,073   3,167,128
    Chubb, Ltd.                                                   94,108  12,374,261
    Cincinnati Financial Corp.                                    69,527   4,907,216
    CIT Group, Inc.                                               60,184   2,478,979
    Citigroup, Inc.                                              618,174  34,512,654
    Citizens & Northern Corp.                                      5,885     139,828
    Citizens Community Bancorp, Inc.                               1,100      13,706
    Citizens Financial Group, Inc.                               164,685   5,956,656
    Citizens Holding Co.                                             200       5,100
#*  Citizens, Inc.                                                28,479     263,716
    City Holding Co.                                              18,482   1,202,993
    Clifton Bancorp, Inc.                                         31,379     487,002
    CME Group, Inc.                                               72,811   8,815,956
#   CNA Financial Corp.                                           71,240   2,967,146
    CNB Financial Corp.                                            7,770     182,284
    CNO Financial Group, Inc.                                    150,916   2,853,822
    CoBiz Financial, Inc.                                         43,345     759,404
    Codorus Valley Bancorp, Inc.                                     622      15,967
    Cohen & Steers, Inc.                                          36,935   1,288,662
*   Colony Bankcorp, Inc.                                            327       4,529
    Columbia Banking System, Inc.                                 82,135   3,265,688
    Comerica, Inc.                                                77,565   5,237,964
#   Commerce Bancshares, Inc.                                     96,527   5,456,671
    Commercial National Financial Corp.                              923      20,214
#   Community Bank System, Inc.                                   62,554   3,650,651
*   Community Bankers Trust Corp.                                    700       5,250
    Community Trust Bancorp, Inc.                                 19,888     919,820
    ConnectOne Bancorp, Inc.                                      17,330     428,051
*   Consumer Portfolio Services, Inc.                             34,102     163,008
#*  Cowen Group, Inc. Class A                                     19,850     297,750
    Crawford & Co. Class A                                        21,828     201,691
#   Crawford & Co. Class B                                        18,001     218,172

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
#*  Credit Acceptance Corp.                                       19,353 $ 3,972,784
*   CU Bancorp                                                     1,353      49,046
#   Cullen/Frost Bankers, Inc.                                    57,621   5,151,317
*   Customers Bancorp, Inc.                                       31,977   1,101,927
#   CVB Financial Corp.                                          136,289   3,071,954
    Diamond Hill Investment Group, Inc.                            3,184     643,805
    Dime Community Bancshares, Inc.                               50,101   1,072,161
    Discover Financial Services                                  151,360  10,486,221
    Donegal Group, Inc. Class A                                   18,236     300,347
    Donegal Group, Inc. Class B                                    1,947      31,687
*   Donnelley Financial Solutions, Inc.                           17,651     425,036
*   E*TRADE Financial Corp.                                      166,215   6,224,752
*   Eagle Bancorp, Inc.                                           26,080   1,597,400
    East West Bancorp, Inc.                                      138,768   7,138,226
    Eastern Virginia Bankshares, Inc.                                889       8,890
    Eaton Vance Corp.                                             78,453   3,289,534
*   eHealth, Inc.                                                  9,622     117,966
    EMC Insurance Group, Inc.                                     16,920     493,218
    Employers Holdings, Inc.                                      41,844   1,525,214
*   Encore Capital Group, Inc.                                    15,691     485,636
    Endurance Specialty Holdings, Ltd.                            59,900   5,552,131
*   Enova International, Inc.                                     22,367     315,375
*   Enstar Group, Ltd.                                            12,513   2,423,142
    Enterprise Bancorp, Inc.                                       3,613     121,433
    Enterprise Financial Services Corp.                           27,730   1,154,954
    Erie Indemnity Co. Class A                                    30,211   3,386,955
    ESSA Bancorp, Inc.                                             7,776     123,094
    Evans Bancorp, Inc.                                              807      29,778
    EverBank Financial Corp.                                      58,738   1,141,279
#   Evercore Partners, Inc. Class A                               45,505   3,524,362
    Everest Re Group, Ltd.                                        24,621   5,414,897
#*  Ezcorp, Inc. Class A                                          50,309     498,059
#   FactSet Research Systems, Inc.                                14,215   2,459,906
    Farmers Capital Bank Corp.                                     5,157     191,583
#   Farmers National Banc Corp.                                      490       6,174
    FBL Financial Group, Inc. Class A                             19,223   1,341,765
*   FCB Financial Holdings, Inc. Class A                          30,992   1,455,074
    Federal Agricultural Mortgage Corp. Class A                      635      38,100
    Federal Agricultural Mortgage Corp. Class C                    9,092     506,061
#   Federated Investors, Inc. Class B                             91,349   2,375,987
    Federated National Holding Co.                                13,480     247,223
#   Fidelity & Guaranty Life                                       2,628      62,941
    Fidelity Southern Corp.                                       22,294     518,336
    Fifth Third Bancorp                                          406,339  10,605,448
#   Financial Engines, Inc.                                       14,430     556,277
    Financial Institutions, Inc.                                  16,968     559,096
*   First Acceptance Corp.                                        16,289      25,900
    First American Financial Corp.                               118,781   4,463,790
*   First BanCorp(318672706)                                      78,895     530,174
    First Bancorp(318910106)                                      14,772     432,376
    First Bancorp, Inc.                                            4,671     126,117
    First Busey Corp.                                             49,754   1,455,304
    First Business Financial Services, Inc.                        6,193     150,056

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
    First Citizens BancShares, Inc. Class A                        9,362 $ 3,433,420
    First Commonwealth Financial Corp.                            93,842   1,325,049
    First Community Bancshares, Inc.                              15,421     448,751
    First Connecticut Bancorp, Inc.                                3,987      90,306
    First Defiance Financial Corp.                                 6,553     317,558
    First Financial Bancorp                                       80,070   2,205,928
    First Financial Bankshares, Inc.                              47,172   2,011,886
    First Financial Corp.                                          7,979     385,785
    First Financial Northwest, Inc.                               13,447     279,025
#*  First Foundation, Inc.                                         3,854      55,883
    First Horizon National Corp.                                 236,393   4,727,860
#   First Interstate BancSystem, Inc. Class A                     29,615   1,218,657
    First Merchants Corp.                                         41,598   1,594,451
    First Midwest Bancorp, Inc.                                  112,324   2,727,227
    First of Long Island Corp. (The)                              10,731     290,810
    First Republic Bank                                           47,024   4,435,774
    First South Bancorp, Inc.                                      4,040      50,056
*   First United Corp.                                             1,100      15,730
    FirstCash, Inc.                                               62,082   2,650,901
*   Flagstar Bancorp, Inc.                                        45,437   1,170,911
    Flushing Financial Corp.                                      38,335   1,042,712
    FNB Corp.                                                    172,068   2,570,696
    FNF Group                                                    140,300   4,961,008
*   FNFV Group                                                    46,792     608,296
    Franklin Resources, Inc.                                     121,946   4,846,134
    Fulton Financial Corp.                                       183,620   3,341,884
    Gain Capital Holdings, Inc.                                   36,233     272,110
    GAMCO Investors, Inc. Class A                                  6,433     187,844
*   Genworth Financial, Inc. Class A                             268,656     902,684
    German American Bancorp, Inc.                                 14,893     714,715
    Glacier Bancorp, Inc.                                        103,765   3,686,770
*   Global Indemnity, Ltd.                                        13,212     522,006
    Goldman Sachs Group, Inc. (The)                               73,359  16,822,686
    Great Southern Bancorp, Inc.                                  14,987     750,099
    Great Western Bancorp, Inc.                                   14,134     604,229
*   Green Dot Corp. Class A                                       62,298   1,669,586
    Greenhill & Co., Inc.                                         18,254     539,406
*   Greenlight Capital Re, Ltd. Class A                           30,335     685,571
    Guaranty Bancorp                                              19,165     463,793
*   Hallmark Financial Services, Inc.                             19,071     208,637
    Hancock Holding Co.                                           89,304   4,094,588
    Hanmi Financial Corp.                                         41,663   1,381,128
    Hanover Insurance Group, Inc. (The)                           41,123   3,451,865
    Harleysville Savings Financial Corp.                           1,326      26,666
    Hartford Financial Services Group, Inc. (The)                193,678   9,434,055
    Hawthorn Bancshares, Inc.                                        270       5,225
    HCI Group, Inc.                                               13,757     568,990
    Heartland Financial USA, Inc.                                 23,426   1,096,337
    Heritage Commerce Corp.                                       30,328     425,805
    Heritage Financial Corp.                                      27,673     705,662
#   Heritage Insurance Holdings, Inc.                             10,266     145,572
    Hilltop Holdings, Inc.                                       118,386   3,241,409
    Hingham Institution for Savings                                  248      47,961

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
*   HMN Financial, Inc.                                              212 $     3,869
    Home Bancorp, Inc.                                             3,783     134,561
    Home BancShares, Inc.                                        121,682   3,278,113
*   HomeStreet, Inc.                                              25,324     663,489
*   HomeTrust Bancshares, Inc.                                     6,636     164,241
    Hope Bancorp, Inc.                                           185,003   3,868,413
    HopFed Bancorp, Inc.                                           1,664      23,612
    Horace Mann Educators Corp.                                   33,385   1,380,470
    Horizon Bancorp                                               13,134     336,624
    Huntington Bancshares, Inc.                                  618,597   8,369,617
    Iberiabank Corp.                                              36,502   2,998,639
*   Impac Mortgage Holdings, Inc.                                  1,461      20,191
    Independence Holding Co.                                       7,404     147,340
    Independent Bank Corp.                                        35,301   2,201,017
    Independent Bank Group, Inc.                                  10,217     634,987
    Infinity Property & Casualty Corp.                             7,323     636,003
    Interactive Brokers Group, Inc. Class A                       81,580   3,046,197
    Intercontinental Exchange, Inc.                              143,690   8,385,748
    International Bancshares Corp.                                77,620   2,879,702
*   INTL. FCStone, Inc.                                           21,939     809,110
#   Invesco, Ltd.                                                208,793   6,038,294
    Investment Technology Group, Inc.                             28,559     574,607
    Investors Bancorp, Inc.                                      272,898   3,916,086
    Investors Title Co.                                              675      82,026
    James River Group Holdings, Ltd.                               3,747     148,569
    Janus Capital Group, Inc.                                    190,323   2,379,037
    JPMorgan Chase & Co.                                         995,194  84,223,268
*   KCG Holdings, Inc. Class A                                    59,042     824,817
    Kearny Financial Corp.                                        71,092   1,084,153
    Kemper Corp.                                                  52,892   2,284,934
    Kentucky First Federal Bancorp                                 1,549      14,716
    KeyCorp                                                      473,034   8,500,421
#*  Ladenburg Thalmann Financial Services, Inc.                   81,138     186,617
    Lake Shore Bancorp, Inc.                                         125       1,981
    Lakeland Bancorp, Inc.                                        36,172     670,991
    Lakeland Financial Corp.                                      27,255   1,210,667
    Landmark Bancorp, Inc.                                         1,473      44,927
    LegacyTexas Financial Group, Inc.                             63,585   2,627,332
    Legg Mason, Inc.                                              85,041   2,694,949
#*  LendingClub Corp.                                            191,196   1,179,679
#*  LendingTree, Inc.                                              7,499     839,138
    Leucadia National Corp.                                      128,343   3,060,981
    Lincoln National Corp.                                       105,037   7,091,048
    Loews Corp.                                                   95,670   4,456,309
    LPL Financial Holdings, Inc.                                 106,901   4,201,209
    M&T Bank Corp.                                                42,957   6,983,519
    Macatawa Bank Corp.                                           18,166     185,657
    Mackinac Financial Corp.                                       1,448      19,229
    Maiden Holdings, Ltd.                                         94,834   1,683,303
    MainSource Financial Group, Inc.                              19,975     656,379
    Manning & Napier, Inc.                                         9,498      66,011
#*  Markel Corp.                                                   6,509   6,020,825
    MarketAxess Holdings, Inc.                                    18,326   3,431,543

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
    Marlin Business Services Corp.                                17,363 $   398,481
    Marsh & McLennan Cos., Inc.                                   55,808   3,796,060
    MB Financial, Inc.                                            72,336   3,221,122
*   MBIA, Inc.                                                   166,900   1,702,380
    MBT Financial Corp.                                            5,875      63,450
    Mercantile Bank Corp.                                         10,767     347,774
    Merchants Bancshares, Inc.                                     2,632     134,232
#   Mercury General Corp.                                         47,457   3,001,655
    Meridian Bancorp, Inc.                                        63,919   1,204,873
    Meta Financial Group, Inc.                                    11,632   1,021,871
    MetLife, Inc.                                                162,466   8,839,775
*   MGIC Investment Corp.                                        111,894   1,191,671
    MidSouth Bancorp, Inc.                                         7,404     106,988
    MidWestOne Financial Group, Inc.                               6,223     219,734
    Moelis & Co. Class A                                          23,513     801,793
    Moody's Corp.                                                 27,726   2,874,354
    Morgan Stanley                                               353,271  15,010,485
    Morningstar, Inc.                                             23,587   1,796,150
*   MSB Financial Corp.                                              782      11,183
#   MSCI, Inc.                                                    67,973   5,624,766
    MutualFirst Financial, Inc.                                    1,660      51,875
    Nasdaq, Inc.                                                  88,383   6,234,537
    National Bank Holdings Corp. Class A                          28,145     914,713
    National General Holdings Corp.                               56,016   1,371,832
    National Western Life Group, Inc. Class A                      1,081     316,895
#*  Nationstar Mortgage Holdings, Inc.                             1,415      25,668
    Navient Corp.                                                398,759   5,997,335
    Navigators Group, Inc. (The)                                  41,112   2,308,439
    NBT Bancorp, Inc.                                             58,704   2,391,601
    Nelnet, Inc. Class A                                          33,841   1,659,224
#   New York Community Bancorp, Inc.                             141,732   2,152,909
*   NewStar Financial, Inc.                                       34,788     308,917
*   Nicholas Financial, Inc.                                         945      10,395
*   NMI Holdings, Inc. Class A                                    34,751     375,311
    Northeast Community Bancorp, Inc.                              5,046      39,107
    Northern Trust Corp.                                         114,426   9,492,781
    Northfield Bancorp, Inc.                                      60,150   1,085,708
    Northrim BanCorp, Inc.                                         6,426     181,535
    Northwest Bancshares, Inc.                                   139,017   2,373,020
    Norwood Financial Corp.                                           71       2,591
    OceanFirst Financial Corp.                                    28,706     815,537
#*  Ocwen Financial Corp.                                          7,015      36,969
    OFG Bancorp                                                   60,052     795,689
    Ohio Valley Banc Corp.                                         1,078      30,184
    Old Line Bancshares, Inc.                                         98       2,627
    Old National Bancorp.                                        148,339   2,633,017
    Old Republic International Corp.                             236,951   4,928,581
    Old Second Bancorp, Inc.                                       9,603     103,712
    OM Asset Management P.L.C.                                    32,326     455,797
    OneBeacon Insurance Group, Ltd. Class A                       22,648     367,577
#*  OneMain Holdings, Inc.                                        47,807   1,069,921
    Oppenheimer Holdings, Inc. Class A                            10,148     173,531
    Opus Bank                                                     14,534     295,767

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
    Oritani Financial Corp.                                       53,047 $   920,365
    Pacific Continental Corp.                                     17,981     445,929
*   Pacific Mercantile Bancorp                                     8,734      62,448
*   Pacific Premier Bancorp, Inc.                                 32,684   1,286,115
    PacWest Bancorp                                              104,911   5,812,069
    Park National Corp.                                           10,937   1,211,710
    Park Sterling Corp.                                           37,707     441,172
    Peapack Gladstone Financial Corp.                              9,399     283,897
    Penns Woods Bancorp, Inc.                                      3,317     153,245
#*  PennyMac Financial Services, Inc. Class A                     25,444     430,004
#   People's United Financial, Inc.                              192,076   3,601,425
    People's Utah Bancorp                                            400      10,100
    Peoples Bancorp of North Carolina, Inc.                          126       3,276
    Peoples Bancorp, Inc.                                         13,722     426,068
#   Peoples Financial Services Corp.                                 759      32,637
*   PHH Corp.                                                     77,936   1,136,307
*   PICO Holdings, Inc.                                           11,695     166,654
    Pinnacle Financial Partners, Inc.                             37,651   2,516,969
*   Piper Jaffray Cos.                                            10,045     708,173
    PJT Partners, Inc. Class A                                       600      19,050
    PNC Financial Services Group, Inc. (The)                     122,824  14,795,379
    Popular, Inc.                                                 94,942   4,218,273
#*  PRA Group, Inc.                                               47,874   1,905,385
    Preferred Bank                                                13,076     724,541
    Premier Financial Bancorp, Inc.                                2,098      38,435
#   Primerica, Inc.                                               52,695   3,975,838
    Principal Financial Group, Inc.                              142,924   8,159,531
    PrivateBancorp, Inc.                                          71,630   3,915,296
    ProAssurance Corp.                                            47,279   2,571,978
    Progressive Corp. (The)                                      221,290   8,285,098
    Prosperity Bancshares, Inc.                                   61,371   4,457,376
    Provident Financial Holdings, Inc.                             6,656     123,336
    Provident Financial Services, Inc.                            67,737   1,792,998
    Prudential Bancorp, Inc.                                       1,572      27,557
    Prudential Financial, Inc.                                    78,816   8,284,350
    Pzena Investment Management, Inc. Class A                      8,763      87,542
    QCR Holdings, Inc.                                             4,136     173,505
    Radian Group, Inc.                                            80,134   1,474,466
    Raymond James Financial, Inc.                                 70,406   5,275,522
*   Regional Management Corp.                                     11,293     282,438
    Regions Financial Corp.                                      562,877   8,111,058
    Reinsurance Group of America, Inc.                            36,993   4,641,512
    RenaissanceRe Holdings, Ltd.                                  41,763   5,693,132
    Renasant Corp.                                                58,904   2,344,379
    Republic Bancorp, Inc. Class A                                14,570     504,851
#*  Republic First Bancorp, Inc.                                   8,744      66,017
    Riverview Bancorp, Inc.                                        5,533      42,438
    RLI Corp.                                                     35,939   2,135,495
*   Royal Bancshares of Pennsylvania, Inc. Class A                 4,578      18,175
    S&P Global, Inc.                                              22,401   2,692,152
    S&T Bancorp, Inc.                                             27,829   1,046,927
*   Safeguard Scientifics, Inc.                                   28,786     346,871
    Safety Insurance Group, Inc.                                  21,435   1,536,889

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
    Salisbury Bancorp, Inc.                                          300 $    11,640
    Sandy Spring Bancorp, Inc.                                    25,039   1,025,848
*   Santander Consumer USA Holdings, Inc.                        215,309   2,846,385
    SB Financial Group, Inc.                                         600      10,650
*   Seacoast Banking Corp. of Florida                             32,942     717,477
    SEI Investments Co.                                           33,229   1,611,939
    Selective Insurance Group, Inc.                               78,380   3,268,446
#   ServisFirst Bancshares, Inc.                                  38,929   1,558,717
    Shore Bancshares, Inc.                                         1,418      22,816
    SI Financial Group, Inc.                                       4,396      66,160
    Sierra Bancorp                                                10,804     289,115
#*  Signature Bank                                                31,123   4,902,495
    Simmons First National Corp. Class A                          36,932   2,221,460
*   SLM Corp.                                                    522,602   6,208,512
    South State Corp.                                             31,075   2,778,105
*   Southern First Bancshares, Inc.                                   18         637
    Southern Missouri Bancorp, Inc.                                  130       4,376
    Southern National Bancorp of Virginia, Inc.                      417       6,685
    Southside Bancshares, Inc.                                    26,532     906,333
    Southwest Bancorp, Inc.                                       25,827     715,408
    State Auto Financial Corp.                                    27,200     687,072
    State Bank Financial Corp.                                    20,144     532,607
    State National Cos., Inc.                                      3,396      46,729
    State Street Corp.                                            94,487   7,199,909
    Sterling Bancorp                                             176,996   4,221,355
    Stewart Information Services Corp.                            34,612   1,511,852
#*  Stifel Financial Corp.                                        53,898   2,712,686
    Stock Yards Bancorp, Inc.                                     25,424   1,138,995
    Stonegate Bank                                                 3,378     153,733
    Suffolk Bancorp                                               11,627     481,590
    Summit State Bank                                                361       5,686
    Sun Bancorp, Inc.                                             12,307     307,675
    SunTrust Banks, Inc.                                         135,540   7,701,383
#*  SVB Financial Group                                           33,790   5,819,652
    Synchrony Financial                                          534,264  19,137,336
    Synovus Financial Corp.                                      126,132   5,257,182
    T Rowe Price Group, Inc.                                      65,307   4,404,304
    TCF Financial Corp.                                          201,689   3,499,304
    TD Ameritrade Holding Corp.                                  187,878   8,670,570
    Territorial Bancorp, Inc.                                     11,411     361,386
#   Teton Advisors, Inc. Class A                                      29       1,250
#*  Texas Capital Bancshares, Inc.                                62,293   5,139,172
#   TFS Financial Corp.                                          135,866   2,376,296
    TheStreet, Inc.                                               12,656      10,378
*   Third Point Reinsurance, Ltd.                                  1,821      20,850
    Timberland Bancorp, Inc.                                         899      18,798
    Tiptree, Inc.                                                 47,142     308,780
#   Tompkins Financial Corp.                                      17,476   1,582,452
    Torchmark Corp.                                               64,177   4,719,577
    Towne Bank                                                    32,800   1,056,160
    Travelers Cos., Inc. (The)                                   120,848  14,233,477
    Trico Bancshares                                              25,588     943,430
*   TriState Capital Holdings, Inc.                               22,174     492,263

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
    TrustCo Bank Corp. NY                                          123,977 $ 1,041,407
#   Trustmark Corp.                                                 95,584   3,213,534
    U.S. Bancorp.                                                  445,407  23,450,679
    UMB Financial Corp.                                             43,823   3,380,506
    Umpqua Holdings Corp.                                          183,754   3,364,536
    Union Bankshares Corp.                                          44,442   1,633,688
    Union Bankshares, Inc.                                             337      13,986
    United Bancshares, Inc.                                            606      13,620
#   United Bankshares, Inc.                                         67,633   3,029,958
    United Community Banks, Inc.                                    96,002   2,700,536
    United Community Financial Corp.                                43,131     367,045
    United Financial Bancorp, Inc.                                  53,663     968,617
    United Fire Group, Inc.                                         26,717   1,261,042
    United Insurance Holdings Corp.                                 20,864     285,211
*   United Security Bancshares                                       2,202      17,396
    Unity Bancorp, Inc.                                              2,708      44,547
    Universal Insurance Holdings, Inc.                              55,727   1,457,261
    Univest Corp. of Pennsylvania                                   27,298     768,439
    Unum Group                                                     117,297   5,328,803
    Validus Holdings, Ltd.                                          74,799   4,263,543
    Valley National Bancorp                                        217,209   2,630,401
    Value Line, Inc.                                                 1,300      23,270
    Virtus Investment Partners, Inc.                                 6,519     710,571
    Voya Financial, Inc.                                            53,884   2,167,214
#   Waddell & Reed Financial, Inc. Class A                          66,634   1,202,744
*   Walker & Dunlop, Inc.                                           42,143   1,323,712
    Washington Federal, Inc.                                       122,083   4,010,427
    Washington Trust Bancorp, Inc.                                  18,309     997,841
    WashingtonFirst Bankshares, Inc.                                 2,077      57,844
    Waterstone Financial, Inc.                                      36,010     651,781
    Wayne Savings Bancshares, Inc.                                     243       4,374
#   Webster Financial Corp.                                         93,484   4,909,780
    Wells Fargo & Co.                                            1,317,819  74,232,744
    WesBanco, Inc.                                                  42,444   1,761,426
    West Bancorporation, Inc.                                       19,598     446,834
    Westamerica Bancorporation                                      25,656   1,455,978
*   Western Alliance Bancorp                                       101,538   5,013,946
    Western New England Bancorp, Inc.                               29,382     285,005
    Westwood Holdings Group, Inc.                                    8,447     472,356
    White Mountains Insurance Group, Ltd.                            4,535   4,125,762
#   Willis Towers Watson P.L.C.                                     39,907   4,993,563
    Wintrust Financial Corp.                                        49,595   3,551,002
#   WisdomTree Investments, Inc.                                    64,470     664,041
#*  WMIH Corp.                                                      30,190      46,795
*   World Acceptance Corp.                                           8,220     403,355
#   WR Berkley Corp.                                                65,607   4,409,446
    WSFS Financial Corp.                                            34,077   1,543,688
    WVS Financial Corp.                                                757      11,166
*   Xenith Bankshares, Inc.                                            300       7,812
    XL Group, Ltd.                                                 118,012   4,433,711
    Yadkin Financial Corp.                                          31,676   1,013,632

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CONTINUED


                                                                 SHARES      VALUE+
                                                                 ------- --------------
Financials -- (Continued)
    Zions Bancorporation                                         135,981 $    5,737,038
                                                                         --------------
Total Financials                                                          1,367,008,376
                                                                         --------------
Health Care -- (9.4%)
    Abaxis, Inc.                                                  15,538        791,739
    Abbott Laboratories                                          436,158     18,218,320
    AbbVie, Inc.                                                 142,852      8,729,686
*   ABIOMED, Inc.                                                 10,100      1,074,337
#*  Acadia Healthcare Co., Inc.                                   46,615      1,788,618
#*  Accuray, Inc.                                                 33,775        194,206
    Aceto Corp.                                                   27,851        531,676
#*  Achillion Pharmaceuticals, Inc.                               22,809         95,114
#*  Acorda Therapeutics, Inc.                                     19,040        390,320
#*  Adamas Pharmaceuticals, Inc.                                   5,589         88,697
*   Addus HomeCare Corp.                                          11,870        405,361
    Aetna, Inc.                                                  117,503     13,937,031
    Agilent Technologies, Inc.                                   108,165      5,296,840
#*  Air Methods Corp.                                             33,819      1,207,338
#*  Akorn, Inc.                                                   88,469      1,689,758
#*  Albany Molecular Research, Inc.                               19,802        364,357
*   Alere, Inc.                                                   60,074      2,222,738
*   Alexion Pharmaceuticals, Inc.                                 11,999      1,568,029
*   Align Technology, Inc.                                        36,980      3,390,696
#*  Alkermes P.L.C.                                               16,011        866,355
*   Allergan P.L.C.                                               45,464      9,951,615
*   Alliance HealthCare Services, Inc.                             3,441         33,636
#*  Allscripts Healthcare Solutions, Inc.                        148,560      1,739,638
*   Almost Family, Inc.                                            9,714        458,987
#*  Alnylam Pharmaceuticals, Inc.                                 14,120        564,659
*   AMAG Pharmaceuticals, Inc.                                     7,668        184,799
*   Amedisys, Inc.                                                25,757      1,180,186
#   AmerisourceBergen Corp.                                       30,292      2,643,886
    Amgen, Inc.                                                  109,613     17,174,165
#*  Amicus Therapeutics, Inc.                                      1,972         10,846
*   AMN Healthcare Services, Inc.                                 64,083      2,297,376
#*  Amphastar Pharmaceuticals, Inc.                               17,909        282,067
    Analogic Corp.                                                14,391      1,117,461
*   AngioDynamics, Inc.                                           50,849        818,415
#*  ANI Pharmaceuticals, Inc.                                      8,568        517,936
*   Anika Therapeutics, Inc.                                      16,824        850,285
    Anthem, Inc.                                                  83,721     12,904,755
*   Aptevo Therapeutics, Inc.                                     20,118         40,035
#*  AquaBounty Technologies, Inc.                                    139          1,918
#*  Aralez Pharmaceuticals, Inc.                                  19,179         80,744
*   Assembly Biosciences, Inc.                                     5,469        101,559
#*  athenahealth, Inc.                                             7,428        935,854
    Atrion Corp.                                                   1,573        768,568
    Baxter International, Inc.                                   108,007      5,174,615
    Becton Dickinson and Co.                                      26,758      4,743,926
#*  Bio-Rad Laboratories, Inc. Class A                            19,968      3,795,517
*   Bio-Rad Laboratories, Inc. Class B                               630        124,567
#   Bio-Techne Corp.                                              15,507      1,577,837
*   Biogen, Inc.                                                  24,175      6,702,277

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Health Care -- (Continued)
#*  BioMarin Pharmaceutical, Inc.                                 15,781 $ 1,382,889
*   BioScrip, Inc.                                                 8,203      11,238
*   BioSpecifics Technologies Corp.                                7,011     359,594
*   BioTelemetry, Inc.                                            37,886     873,272
#*  Bluebird Bio, Inc.                                             1,527     113,762
*   Boston Scientific Corp.                                      257,387   6,192,731
*   Bovie Medical Corp.                                            6,717      25,390
    Bristol-Myers Squibb Co.                                      95,632   4,701,269
#*  Brookdale Senior Living, Inc.                                127,499   1,908,660
#   Bruker Corp.                                                  60,034   1,424,607
*   Cambrex Corp.                                                 38,060   1,996,247
    Cantel Medical Corp.                                          27,844   2,155,404
*   Capital Senior Living Corp.                                   30,415     507,018
#*  Cara Therapeutics, Inc.                                       12,849     196,847
#   Cardinal Health, Inc.                                         56,563   4,239,962
#*  Catalent, Inc.                                                82,508   2,207,914
*   Celgene Corp.                                                 63,529   7,378,893
*   Centene Corp.                                                 96,041   6,076,514
#*  Cerner Corp.                                                  28,400   1,525,364
*   Charles River Laboratories International, Inc.                44,923   3,629,778
#   Chemed Corp.                                                  14,479   2,404,817
*   Chimerix, Inc.                                                 2,066      11,239
    Cigna Corp.                                                   70,425  10,297,543
#*  Civitas Solutions, Inc.                                        6,479     118,566
*   Community Health Systems, Inc.                                35,357     226,285
#   Computer Programs & Systems, Inc.                              2,823      63,800
*   Concert Pharmaceuticals, Inc.                                  3,748      33,170
    CONMED Corp.                                                  20,661     921,274
#   Cooper Cos., Inc. (The)                                       19,448   3,590,295
*   Corcept Therapeutics, Inc.                                    10,413      74,036
*   CorVel Corp.                                                  16,326     626,102
    CR Bard, Inc.                                                 14,863   3,527,436
*   Cross Country Healthcare, Inc.                                27,041     391,283
    CryoLife, Inc.                                                34,272     651,168
#*  Cumberland Pharmaceuticals, Inc.                              12,297      75,750
*   Cutera, Inc.                                                   8,996     166,426
#*  Cyclacel Pharmaceuticals, Inc.                                 2,509      11,918
#*  Cynosure, Inc. Class A                                        15,288     816,379
    Danaher Corp.                                                156,317  13,118,123
*   DaVita, Inc.                                                 123,398   7,866,622
    DENTSPLY SIRONA, Inc.                                         93,488   5,300,770
#*  Depomed, Inc.                                                 62,657   1,133,465
#*  DexCom, Inc.                                                   8,806     696,995
    Digirad Corp.                                                  8,621      43,536
#*  Diplomat Pharmacy, Inc.                                       14,979     205,811
*   Edwards Lifesciences Corp.                                    35,600   3,426,144
    Eli Lilly & Co.                                               73,109   5,631,586
#*  Emergent BioSolutions, Inc.                                   26,611     805,515
*   Enanta Pharmaceuticals, Inc.                                   1,821      60,321
#*  Endo International P.L.C.                                     93,217   1,140,976
#   Ensign Group, Inc. (The)                                      52,536   1,068,582
#*  Envision Healthcare Corp.                                     94,208   6,406,144
*   Enzo Biochem, Inc.                                            65,415     436,972

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Health Care -- (Continued)
*   Epizyme, Inc.                                                  1,006 $    10,563
*   Exactech, Inc.                                                13,685     337,335
#*  Exelixis, Inc.                                                69,994   1,268,291
*   Express Scripts Holding Co.                                  252,286  17,377,460
#*  Five Prime Therapeutics, Inc.                                 46,020   2,108,176
*   Five Star Quality Care, Inc.                                   4,925      14,036
*   Fluidigm Corp.                                                 3,288      20,813
*   Genesis Healthcare, Inc.                                      12,117      49,801
#*  Genocea Biosciences, Inc.                                      2,269      10,029
    Gilead Sciences, Inc.                                        126,441   9,160,650
#*  Globus Medical, Inc. Class A                                  66,626   1,756,261
*   Haemonetics Corp.                                             31,807   1,267,827
#*  Halyard Health, Inc.                                          57,600   2,215,872
#*  Hanger, Inc.                                                  14,155     170,143
#*  Harvard Bioscience, Inc.                                      31,221      93,663
*   HCA Holdings, Inc.                                            21,318   1,711,409
#*  HealthEquity, Inc.                                            14,396     665,815
    HealthSouth Corp.                                             73,930   2,869,963
*   HealthStream, Inc.                                            31,090     713,826
#*  Henry Schein, Inc.                                            28,323   4,527,715
    Hill-Rom Holdings, Inc.                                       67,210   3,956,653
*   HMS Holdings Corp.                                            70,980   1,288,997
*   Hologic, Inc.                                                155,033   6,283,487
*   Horizon Pharma P.L.C.                                        103,100   1,687,747
    Humana, Inc.                                                  62,179  12,342,531
*   ICU Medical, Inc.                                             12,986   1,780,381
#*  IDEXX Laboratories, Inc.                                      26,214   3,206,759
#*  Illumina, Inc.                                                 8,304   1,329,470
*   Impax Laboratories, Inc.                                      33,623     442,142
*   INC Research Holdings, Inc. Class A                           29,322   1,554,066
*   Incyte Corp.                                                  30,212   3,661,997
#*  Innoviva, Inc.                                                 2,689      28,503
#*  Inogen, Inc.                                                  10,076     648,592
#*  Inotek Pharmaceuticals Corp.                                   4,300       6,880
#*  Insys Therapeutics, Inc.                                       8,375      85,760
*   Integer Holdings Corp.                                        14,328     464,227
#*  Integra LifeSciences Holdings Corp.                           56,322   2,350,317
#*  Intuitive Surgical, Inc.                                       3,021   2,092,616
    Invacare Corp.                                                12,364     142,186
*   Invitae Corp.                                                  1,700      14,229
#*  Ionis Pharmaceuticals, Inc.                                    3,561     158,465
*   IRIDEX Corp.                                                   3,478      48,518
#*  Jazz Pharmaceuticals P.L.C.                                   10,459   1,275,161
    Johnson & Johnson                                            420,554  47,627,740
*   Juniper Pharmaceuticals, Inc.                                  1,325       6,890
#*  K2M Group Holdings, Inc.                                       1,000      20,320
*   Karyopharm Therapeutics, Inc.                                 20,164     208,697
    Kewaunee Scientific Corp.                                      1,276      32,347
*   Kindred Biosciences, Inc.                                     33,036     216,386
    Kindred Healthcare, Inc.                                      28,960     192,584
*   Laboratory Corp. of America Holdings                          49,238   6,608,232
    Landauer, Inc.                                                 6,475     332,491
#*  Lannett Co., Inc.                                             25,229     508,364

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CONTINUED


                                                                         SHARES     VALUE+
                                                                        --------- -----------
Health Care -- (Continued)
           LeMaitre Vascular, Inc.                                         18,926 $   429,809
*          LHC Group, Inc.                                                 19,820     993,577
*          LifePoint Health, Inc.                                          32,623   1,936,175
#*         Ligand Pharmaceuticals, Inc.                                    11,658   1,235,865
#*         Lipocine, Inc.                                                   7,403      26,799
*          LivaNova P.L.C.                                                 11,698     562,732
#*         Luminex Corp.                                                   35,384     715,464
*          Magellan Health, Inc.                                           26,057   1,952,972
*          Mallinckrodt P.L.C.                                             43,879   2,138,224
*          Masimo Corp.                                                    49,812   3,665,167
           McKesson Corp.                                                  38,944   5,419,058
(degrees)* MedCath Corp.                                                    9,997          --
#*         Medicines Co. (The)                                             68,711   2,477,032
*          MediciNova, Inc.                                                 4,504      25,042
#*         MEDNAX, Inc.                                                    63,776   4,359,090
           Medtronic P.L.C.                                               231,378  17,589,356
           Merck & Co., Inc.                                              600,469  37,223,073
#          Meridian Bioscience, Inc.                                       40,297     527,891
*          Merit Medical Systems, Inc.                                     38,100     967,740
*          Mettler-Toledo International, Inc.                               4,795   2,045,691
*          Misonix, Inc.                                                      434       4,600
#*         Molina Healthcare, Inc.                                         64,838   3,677,611
#*         Momenta Pharmaceuticals, Inc.                                   13,135     248,252
*          Mylan NV                                                       107,968   4,108,182
#*         Myriad Genetics, Inc.                                           53,242     861,456
           National HealthCare Corp.                                       12,018     899,547
           National Research Corp. Class A                                  8,940     156,003
           National Research Corp. Class B                                  1,390      56,406
*          Natus Medical, Inc.                                             26,750   1,044,588
*          Neogen Corp.                                                    24,230   1,600,149
#*         NeoGenomics, Inc.                                                8,413      67,809
#*         Neurocrine Biosciences, Inc.                                     9,115     391,125
#*         NuVasive, Inc.                                                  42,846   3,032,211
*          Nuvectra Corp.                                                   5,940      46,213
#*         Ohr Pharmaceutical, Inc.                                         3,900       5,655
*          Omnicell, Inc.                                                  33,662   1,208,466
#*         OPKO Health, Inc.                                               81,307     706,558
*          OraSure Technologies, Inc.                                      52,558     463,562
*          Orthofix International NV                                       13,586     488,281
#*         Otonomy, Inc.                                                    8,162     119,573
#          Owens & Minor, Inc.                                             62,655   2,248,061
#*         PAREXEL International Corp.                                     49,066   3,478,289
#          Patterson Cos., Inc.                                            99,377   4,135,077
#          PDL BioPharma, Inc.                                             16,800      36,960
           PerkinElmer, Inc.                                               64,288   3,419,479
#          Perrigo Co. P.L.C.                                               3,335     253,960
           Pfizer, Inc.                                                 1,302,894  41,340,827
*          PharmAthene, Inc.                                                3,508      10,875
*          PharMerica Corp.                                                30,833     764,658
           Phibro Animal Health Corp. Class A                               9,710     259,257
*          PRA Health Sciences, Inc.                                       26,036   1,525,449
#*         Premier, Inc. Class A                                           23,485     748,232
*          Prestige Brands Holdings, Inc.                                  50,888   2,684,851

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Health Care -- (Continued)
#*  Progenics Pharmaceuticals, Inc.                               10,564 $    94,231
*   Providence Service Corp. (The)                                13,149     508,209
    Psychemedics Corp.                                               478       9,020
*   PTC Therapeutics, Inc.                                        12,037     157,685
    Quality Systems, Inc.                                         28,143     422,426
    Quest Diagnostics, Inc.                                       83,636   7,687,821
#*  Quidel Corp.                                                  21,756     412,929
#*  Quintiles IMS Holdings, Inc.                                  30,528   2,396,143
*   Quorum Health Corp.                                            4,540      39,907
*   RadNet, Inc.                                                  32,644     189,335
*   Regeneron Pharmaceuticals, Inc.                               10,000   3,592,900
#*  Repligen Corp.                                                20,912     628,196
#   ResMed, Inc.                                                  46,588   3,146,554
#*  Retrophin, Inc.                                               30,427     596,978
#*  Rigel Pharmaceuticals, Inc.                                   32,628      67,866
*   RTI Surgical, Inc.                                            46,288     150,436
*   SciClone Pharmaceuticals, Inc.                                48,747     494,782
*   SeaSpine Holdings Corp.                                        6,547      47,662
#*  Seattle Genetics, Inc.                                        19,300   1,162,632
#*  Select Medical Holdings Corp.                                151,269   1,883,299
    Simulations Plus, Inc.                                         6,759      67,590
    Span-America Medical Systems, Inc.                             1,468      29,272
*   Spectrum Pharmaceuticals, Inc.                                42,328     197,248
#*  Stemline Therapeutics, Inc.                                    2,738      27,928
    STERIS P.L.C.                                                 17,727   1,255,603
#   Stryker Corp.                                                 28,034   3,463,040
*   Sucampo Pharmaceuticals, Inc. Class A                         52,061     580,480
*   Supernus Pharmaceuticals, Inc.                                21,303     576,246
#*  Surgical Care Affiliates, Inc.                                53,990   3,050,435
*   Surmodics, Inc.                                               14,009     339,018
#*  Taro Pharmaceutical Industries, Ltd.                          12,774   1,334,755
#*  Team Health Holdings, Inc.                                    26,681   1,159,556
    Teleflex, Inc.                                                31,841   5,340,691
#*  Tenet Healthcare Corp.                                       106,554   1,874,285
#*  TESARO, Inc.                                                   9,200   1,498,128
    Thermo Fisher Scientific, Inc.                                99,017  15,089,201
*   Titan Pharmaceuticals, Inc.                                    6,421      27,931
*   Tivity Health, Inc.                                           36,893     946,305
*   Triple-S Management Corp. Class B                             20,667     394,946
*   Ultragenyx Pharmaceutical, Inc.                                  515      38,630
#*  United Therapeutics Corp.                                     48,975   8,013,779
    UnitedHealth Group, Inc.                                     220,408  35,728,137
*   Universal American Corp.                                      77,787     773,203
    Universal Health Services, Inc. Class B                       54,205   6,105,109
    US Physical Therapy, Inc.                                     14,695   1,030,854
    Utah Medical Products, Inc.                                    2,921     181,686
*   Varex Imaging Corp.                                            6,390     183,724
#*  Varian Medical Systems, Inc.                                  15,976   1,240,536
*   Vascular Solutions, Inc.                                      16,244     908,852
*   VCA, Inc.                                                     69,362   6,284,197
#*  Veeva Systems, Inc. Class A                                   25,160   1,065,023
*   Versartis, Inc.                                                4,205      60,132
*   Vertex Pharmaceuticals, Inc.                                  13,281   1,140,439

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CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Health Care -- (Continued)
#*  VWR Corp.                                                    131,880 $  3,417,011
*   Waters Corp.                                                  11,100    1,572,315
*   WellCare Health Plans, Inc.                                   46,932    6,830,483
    West Pharmaceutical Services, Inc.                            47,387    4,010,362
#*  Wright Medical Group NV                                       34,721      874,275
#*  Xencor, Inc.                                                  11,119      264,966
    Zimmer Biomet Holdings, Inc.                                  41,888    4,956,607
    Zoetis, Inc.                                                 102,206    5,615,198
#*  Zogenix, Inc.                                                  4,432       35,678
                                                                         ------------
Total Health Care                                                         720,494,974
                                                                         ------------
Industrials -- (13.3%)
    3M Co.                                                        56,756    9,922,084
    AAON, Inc.                                                    47,588    1,615,613
    AAR Corp.                                                     25,873      827,677
    ABM Industries, Inc.                                          51,409    2,076,410
*   Acacia Research Corp.                                         10,141       59,325
*   ACCO Brands Corp.                                            118,364    1,509,141
    Acme United Corp.                                              1,355       33,008
    Actuant Corp. Class A                                         38,598    1,009,338
#   Acuity Brands, Inc.                                           20,272    4,200,967
#   Advanced Drainage Systems, Inc.                               33,482      806,916
*   Advisory Board Co. (The)                                      22,836    1,039,038
*   AECOM                                                        130,395    4,815,487
*   Aegion Corp.                                                  26,023      605,295
*   Aerojet Rocketdyne Holdings, Inc.                             52,487      950,540
#*  Aerovironment, Inc.                                           19,815      518,955
    AGCO Corp.                                                    74,434    4,674,455
    Air Lease Corp.                                              113,024    4,111,813
*   Air Transport Services Group, Inc.                            66,787    1,077,274
    Alamo Group, Inc.                                              9,035      683,317
    Alaska Air Group, Inc.                                       101,132    9,488,204
    Albany International Corp. Class A                            25,848    1,226,488
#   Allegiant Travel Co.                                          14,639    2,517,908
    Allegion P.L.C.                                               23,005    1,510,738
    Allied Motion Technologies, Inc.                              11,402      251,300
#   Allison Transmission Holdings, Inc.                          154,911    5,418,787
    Altra Industrial Motion Corp.                                 34,532    1,288,044
    AMERCO                                                        15,147    5,705,420
*   Ameresco, Inc. Class A                                         6,979       36,291
#   American Airlines Group, Inc.                                 69,511    3,075,862
    American Railcar Industries, Inc.                             15,398      685,827
*   American Woodmark Corp.                                       20,938    1,490,786
    AMETEK, Inc.                                                  88,306    4,512,437
*   AMREP Corp.                                                    2,552       17,941
#   AO Smith Corp.                                                77,020    3,754,725
#   Apogee Enterprises, Inc.                                      30,342    1,731,921
    Applied Industrial Technologies, Inc.                         30,774    1,860,288
*   ARC Document Solutions, Inc.                                  34,325      161,671
    ArcBest Corp.                                                 18,043      570,159
    Arconic, Inc.                                                146,151    3,330,781
    Argan, Inc.                                                   21,616    1,594,180
*   Armstrong Flooring, Inc.                                      34,801      731,865

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
#*  Armstrong World Industries, Inc.                              46,547 $ 1,859,553
*   Arotech Corp.                                                  3,575      14,479
    Astec Industries, Inc.                                        20,847   1,458,873
*   Astronics Corp.                                               21,496     705,284
#*  Astronics Corp. Class B                                        9,797     322,076
*   Atlas Air Worldwide Holdings, Inc.                            26,320   1,388,380
#*  Avis Budget Group, Inc.                                      115,605   4,302,818
    AZZ, Inc.                                                     27,399   1,631,610
    B/E Aerospace, Inc.                                           35,497   2,182,001
*   Babcock & Wilcox Enterprises, Inc.                            37,828     629,458
    Barnes Group, Inc.                                            72,582   3,493,372
    Barrett Business Services, Inc.                                9,380     563,832
*   Beacon Roofing Supply, Inc.                                   54,692   2,393,869
*   Blue Bird Corp.                                                1,952      32,891
*   BlueLinx Holdings, Inc.                                        2,406      15,831
#*  BMC Stock Holdings, Inc.                                      22,048     412,298
    Boeing Co. (The)                                              53,031   8,666,326
    Brady Corp. Class A                                           38,963   1,416,305
    Briggs & Stratton Corp.                                       35,271     763,970
    Brink's Co. (The)                                             68,053   3,028,358
#*  Builders FirstSource, Inc.                                    95,683   1,029,549
    BWX Technologies, Inc.                                        88,203   3,659,542
*   CAI International, Inc.                                       14,481     233,723
    Carlisle Cos., Inc.                                           46,196   5,040,446
*   Casella Waste Systems, Inc. Class A                           42,430     490,491
    Caterpillar, Inc.                                            126,177  12,070,092
*   CBIZ, Inc.                                                    74,325     973,657
*   CDI Corp.                                                     12,428     106,881
    CEB, Inc.                                                     18,636   1,424,722
    CECO Environmental Corp.                                      18,753     246,039
#   Celadon Group, Inc.                                           15,265     116,014
#*  Cenveo, Inc.                                                   3,300      22,770
#   CH Robinson Worldwide, Inc.                                   25,800   1,962,348
*   Chart Industries, Inc.                                        43,585   1,690,662
    Chicago Bridge & Iron Co. NV                                  22,843     758,616
#   Cintas Corp.                                                  43,381   5,036,968
    CIRCOR International, Inc.                                    16,874   1,050,913
    CLARCOR, Inc.                                                 43,497   3,601,987
#*  Clean Harbors, Inc.                                           61,487   3,412,528
*   Colfax Corp.                                                  68,760   2,681,640
    Columbus McKinnon Corp.                                       14,658     402,948
    Comfort Systems USA, Inc.                                     38,870   1,315,749
#*  Command Security Corp.                                           800       2,232
*   Commercial Vehicle Group, Inc.                                44,627     265,977
    CompX International, Inc.                                        294       4,292
*   Continental Building Products, Inc.                           44,234   1,028,440
    Copa Holdings SA Class A                                      29,180   2,844,758
*   Copart, Inc.                                                  75,454   4,281,260
#   Covanta Holding Corp.                                        137,915   2,220,431
*   Covenant Transportation Group, Inc. Class A                   15,080     324,672
*   CPI Aerostructures, Inc.                                       7,107      62,542
    CRA International, Inc.                                        9,617     319,573
    Crane Co.                                                     62,637   4,512,369

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
*   CSW Industrials, Inc.                                          2,352 $    85,966
    CSX Corp.                                                    311,864  14,467,371
    Cubic Corp.                                                   21,170   1,006,633
    Cummins, Inc.                                                 50,480   7,421,065
    Curtiss-Wright Corp.                                          47,705   4,677,952
    Deere & Co.                                                   56,773   6,077,550
    Delta Air Lines, Inc.                                        295,052  13,938,256
#   Deluxe Corp.                                                  52,551   3,828,340
#*  DigitalGlobe, Inc.                                            88,032   2,469,298
    DMC Global, Inc.                                              14,092     224,767
#   Donaldson Co., Inc.                                           85,723   3,621,797
    Douglas Dynamics, Inc.                                        35,005   1,183,169
    Dover Corp.                                                   75,406   5,862,816
*   Ducommun, Inc.                                                13,169     390,197
    Dun & Bradstreet Corp. (The)                                  15,096   1,851,072
*   DXP Enterprises, Inc.                                         19,774     747,853
#*  Dycom Industries, Inc.                                        40,739   3,286,008
#*  Eagle Bulk Shipping, Inc.                                      1,785      11,228
    Eastern Co. (The)                                              2,778      55,004
    Eaton Corp. P.L.C.                                           113,513   8,034,450
#*  Echo Global Logistics, Inc.                                   25,514     605,958
    Ecology and Environment, Inc. Class A                            903       9,346
    EMCOR Group, Inc.                                             63,337   4,413,956
    Emerson Electric Co.                                          77,586   4,551,195
    Encore Wire Corp.                                             21,945     927,176
*   Energy Recovery, Inc.                                         23,771     243,415
    EnerSys                                                       46,650   3,636,367
*   Engility Holdings, Inc.                                       21,206     621,972
    Ennis, Inc.                                                   34,457     582,323
    EnPro Industries, Inc.                                        13,848     940,418
    Equifax, Inc.                                                 42,708   5,008,794
    ESCO Technologies, Inc.                                       25,975   1,511,745
    Espey Manufacturing & Electronics Corp.                        1,611      42,410
    Essendant, Inc.                                               23,200     484,648
#*  Esterline Technologies Corp.                                  29,911   2,561,877
#*  ExOne Co. (The)                                                9,959      98,096
#   Expeditors International of Washington, Inc.                  30,980   1,613,438
    Exponent, Inc.                                                25,000   1,451,250
#   Fastenal Co.                                                  48,988   2,433,724
    Federal Signal Corp.                                          71,942   1,117,979
    FedEx Corp.                                                   96,271  18,205,809
#   Flowserve Corp.                                               58,692   2,885,299
#   Fluor Corp.                                                   66,345   3,682,147
    Fortive Corp.                                                 61,537   3,403,611
    Fortune Brands Home & Security, Inc.                          69,039   3,806,120
    Forward Air Corp.                                             23,929   1,153,139
*   Franklin Covey Co.                                            13,311     232,943
    Franklin Electric Co., Inc.                                   37,615   1,517,765
    FreightCar America, Inc.                                      12,603     182,113
*   FTI Consulting, Inc.                                          59,748   2,517,781
    G&K Services, Inc. Class A                                    21,394   2,055,108
#   GATX Corp.                                                    31,809   1,839,196
*   Gencor Industries, Inc.                                        2,250      35,213

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Industrials -- (Continued)
#*  Generac Holdings, Inc.                                          49,341 $ 1,986,469
#   General Cable Corp.                                             39,125     794,238
    General Dynamics Corp.                                          64,163  11,618,636
    General Electric Co.                                         1,383,002  41,075,159
#*  Genesee & Wyoming, Inc. Class A                                 58,444   4,404,340
*   Gibraltar Industries, Inc.                                      28,317   1,243,116
    Global Brass & Copper Holdings, Inc.                            18,481     612,645
*   Goldfield Corp. (The)                                           30,211     182,777
    Gorman-Rupp Co. (The)                                           17,769     576,782
*   GP Strategies Corp.                                             20,022     514,565
#   Graco, Inc.                                                     31,201   2,795,298
    Graham Corp.                                                     7,036     156,340
    Granite Construction, Inc.                                      33,903   1,902,975
*   Great Lakes Dredge & Dock Corp.                                 53,902     280,290
    Greenbrier Cos., Inc. (The)                                     19,443     850,631
    Griffon Corp.                                                   40,850   1,039,632
    H&E Equipment Services, Inc.                                    47,339   1,224,187
    Hardinge, Inc.                                                   7,258      76,935
    Harsco Corp.                                                    96,904   1,293,668
#*  Hawaiian Holdings, Inc.                                         72,003   3,668,553
*   HD Supply Holdings, Inc.                                        56,441   2,387,454
    Healthcare Services Group, Inc.                                 22,603     898,469
    Heartland Express, Inc.                                        106,325   2,190,295
#   HEICO Corp.                                                     21,826   1,679,511
    HEICO Corp. Class A                                             31,495   2,088,118
    Heidrick & Struggles International, Inc.                        16,909     377,916
*   Herc Holdings, Inc.                                             21,962   1,090,853
*   Heritage-Crystal Clean, Inc.                                     6,925     103,529
    Herman Miller, Inc.                                             79,989   2,495,657
#*  Hertz Global Holdings, Inc.                                     47,064     986,932
#   Hexcel Corp.                                                    74,687   3,835,177
*   Hill International, Inc.                                        33,244     179,518
    Hillenbrand, Inc.                                               78,718   2,877,143
    HNI Corp.                                                       52,275   2,635,183
    Honeywell International, Inc.                                   96,837  11,457,754
    Houston Wire & Cable Co.                                        12,789      93,999
*   Hub Group, Inc. Class A                                         32,861   1,457,385
    Hubbell, Inc.                                                   42,593   5,199,753
    Hudson Global, Inc.                                             18,692      24,113
*   Hudson Technologies, Inc.                                       32,372     235,021
    Huntington Ingalls Industries, Inc.                             41,775   8,102,679
    Hurco Cos., Inc.                                                 8,108     248,105
*   Huron Consulting Group, Inc.                                    22,076   1,000,043
*   Huttig Building Products, Inc.                                   5,571      37,493
    Hyster-Yale Materials Handling, Inc.                             8,915     548,451
*   ICF International, Inc.                                         21,044   1,094,288
    IDEX Corp.                                                      45,722   4,122,296
*   IES Holdings, Inc.                                              14,183     276,569
    Illinois Tool Works, Inc.                                       40,408   5,139,898
#   Ingersoll-Rand P.L.C.                                          122,624   9,730,214
#*  InnerWorkings, Inc.                                             85,242     819,176
*   Innovative Solutions & Support, Inc.                            12,137      47,638
    Insperity, Inc.                                                 26,173   1,871,369

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Industrials -- (Continued)
    Insteel Industries, Inc.                                      26,337 $  975,522
    Interface, Inc.                                               77,195  1,404,949
*   Intersections, Inc.                                           10,290     40,543
    ITT, Inc.                                                     91,601  3,743,733
*   Jacobs Engineering Group, Inc.                                73,738  4,317,360
#   JB Hunt Transport Services, Inc.                              23,195  2,298,161
*   JetBlue Airways Corp.                                        274,909  5,390,965
    John Bean Technologies Corp.                                  20,762  1,792,799
    Johnson Controls International P.L.C.                        193,606  8,514,792
    Joy Global, Inc.                                              43,973  1,236,521
    Kadant, Inc.                                                   6,702    412,843
    Kaman Corp.                                                   33,678  1,701,749
    Kansas City Southern                                          50,400  4,329,864
    KAR Auction Services, Inc.                                   117,282  5,342,195
    KBR, Inc.                                                    128,328  2,182,859
    Kelly Services, Inc. Class A                                  36,850    825,071
#   Kennametal, Inc.                                              85,843  3,068,029
*   Key Technology, Inc.                                           1,967     26,555
#*  KEYW Holding Corp. (The)                                       7,246     72,532
    Kforce, Inc.                                                  43,428    998,844
    Kimball International, Inc. Class B                           57,500    961,975
#*  Kirby Corp.                                                   42,921  2,766,258
*   KLX, Inc.                                                     59,017  2,891,243
#   Knight Transportation, Inc.                                   93,678  3,128,845
    Knoll, Inc.                                                   64,774  1,691,249
    Korn/Ferry International                                      34,490  1,001,934
#*  Kratos Defense & Security Solutions, Inc.                     58,897    485,311
    L3 Technologies, Inc.                                         41,625  6,605,471
    Landstar System, Inc.                                         25,129  2,125,913
*   Lawson Products, Inc.                                          6,294    162,700
*   Layne Christensen Co.                                          5,229     54,538
    LB Foster Co. Class A                                          9,303    139,545
    Lennox International, Inc.                                    18,053  2,830,891
#   Lincoln Electric Holdings, Inc.                               59,616  4,970,186
    Lindsay Corp.                                                  7,563    569,796
*   LMI Aerospace, Inc.                                           18,246    161,842
    Lockheed Martin Corp.                                         20,659  5,192,226
    LS Starrett Co. (The) Class A                                  2,592     28,512
    LSC Communications, Inc.                                      17,651    462,809
    LSI Industries, Inc.                                          20,861    198,597
*   Lydall, Inc.                                                  16,522  1,007,842
    Macquarie Infrastructure Corp.                                29,353  2,201,181
#*  Manitowoc Co., Inc. (The)                                    156,977  1,072,153
#*  Manitowoc Foodservice, Inc.                                   87,854  1,685,040
    ManpowerGroup, Inc.                                           45,721  4,364,527
    Marten Transport, Ltd.                                        23,933    546,869
    Masco Corp.                                                   55,907  1,842,136
*   MasTec, Inc.                                                  84,560  3,149,860
    Matson, Inc.                                                  59,266  2,113,426
    Matthews International Corp. Class A                          25,322  1,707,969
    McGrath RentCorp                                              24,592    941,382
*   Mercury Systems, Inc.                                         30,670  1,034,192
#*  Meritor, Inc.                                                 78,212  1,128,599

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
*   MFRI, Inc.                                                     2,769 $    24,229
#*  Middleby Corp. (The)                                          22,500   3,019,050
    Miller Industries, Inc.                                       10,037     265,981
*   Mistras Group, Inc.                                           24,898     574,646
    Mobile Mini, Inc.                                             49,474   1,610,379
*   Moog, Inc. Class A                                            34,408   2,266,455
*   Moog, Inc. Class B                                             2,329     151,734
*   MRC Global, Inc.                                             110,428   2,269,295
    MSA Safety, Inc.                                              37,215   2,655,290
    MSC Industrial Direct Co., Inc. Class A                       44,750   4,571,212
    Mueller Industries, Inc.                                      50,730   2,042,390
    Mueller Water Products, Inc. Class A                         194,819   2,622,264
    Multi-Color Corp.                                             17,778   1,372,462
*   MYR Group, Inc.                                               25,013     962,250
    National Presto Industries, Inc.                               4,062     432,197
*   Navigant Consulting, Inc.                                     61,700   1,523,990
*   Navistar International Corp.                                   6,962     189,854
*   NCI Building Systems, Inc.                                    60,882     974,112
*   Neff Corp. Class A                                             1,019      15,998
    Nielsen Holdings P.L.C.                                      121,965   4,989,588
*   NL Industries, Inc.                                           25,445     152,670
#   NN, Inc.                                                      31,451     608,577
    Nordson Corp.                                                 32,551   3,695,515
    Norfolk Southern Corp.                                        96,853  11,376,353
    Northrop Grumman Corp.                                        40,050   9,174,654
*   Northwest Pipe Co.                                             3,377      64,670
#*  NOW, Inc.                                                     88,108   1,873,176
*   NV5 Global, Inc.                                               9,476     386,147
#*  Old Dominion Freight Line, Inc.                               78,404   6,921,505
    Omega Flex, Inc.                                               3,089     146,511
*   On Assignment, Inc.                                           48,088   2,177,425
    Orbital ATK, Inc.                                             43,502   3,782,499
*   Orion Group Holdings, Inc.                                    13,143     138,002
    Oshkosh Corp.                                                 78,392   5,458,435
    Owens Corning                                                 95,607   5,282,287
    PACCAR, Inc.                                                 120,517   8,111,999
*   PAM Transportation Services, Inc.                              4,411     102,820
    Park-Ohio Holdings Corp.                                      11,599     520,215
    Parker-Hannifin Corp.                                         60,109   8,843,837
#*  Patrick Industries, Inc.                                      26,795   2,190,491
#*  Patriot Transportation Holding, Inc.                           1,695      44,053
*   Pendrell Corp.                                                 1,824      12,002
#   Pentair P.L.C.                                                70,577   4,137,930
*   Performant Financial Corp.                                    53,477     111,232
*   PGT Innovations, Inc.                                         69,971     804,667
#   Pitney Bowes, Inc.                                            65,427   1,041,598
*   Ply Gem Holdings, Inc.                                        46,115     744,757
    Powell Industries, Inc.                                       12,073     464,569
    Preformed Line Products Co.                                    3,262     178,105
#   Primoris Services Corp.                                       47,810   1,186,644
#*  Proto Labs, Inc.                                               6,599     346,448
    Quad/Graphics, Inc.                                           53,623   1,404,386
    Quanex Building Products Corp.                                40,803     805,859

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
*   Quanta Services, Inc.                                        127,042 $ 4,559,537
*   Radiant Logistics, Inc.                                       30,437     111,704
    Raven Industries, Inc.                                        27,465     687,998
    Raytheon Co.                                                  53,816   7,758,115
*   RBC Bearings, Inc.                                            19,355   1,792,854
    RCM Technologies, Inc.                                         6,052      36,373
    Regal Beloit Corp.                                            36,927   2,680,900
    Republic Services, Inc.                                      147,636   8,471,354
    Resources Connection, Inc.                                    48,687     813,073
*   Rexnord Corp.                                                112,461   2,484,263
*   Roadrunner Transportation Systems, Inc.                       11,701      92,672
    Robert Half International, Inc.                               47,041   2,213,749
    Rockwell Automation, Inc.                                     24,820   3,673,112
    Rockwell Collins, Inc.                                        24,910   2,260,832
#   Rollins, Inc.                                                 57,217   2,017,471
    Roper Technologies, Inc.                                      27,031   5,185,897
*   RPX Corp.                                                     49,873     541,621
#   RR Donnelley & Sons Co.                                       47,069     807,233
*   Rush Enterprises, Inc. Class A                                30,653   1,003,886
*   Rush Enterprises, Inc. Class B                                 1,308      40,221
    Ryder System, Inc.                                            67,067   5,204,399
*   Saia, Inc.                                                    29,012   1,394,027
#*  Sensata Technologies Holding NV                               86,305   3,620,495
*   SIFCO Industries, Inc.                                         1,400      11,830
    Simpson Manufacturing Co., Inc.                               38,264   1,665,249
    SkyWest, Inc.                                                 22,041     780,251
    Snap-on, Inc.                                                 35,034   6,359,722
    Southwest Airlines Co.                                       295,122  15,437,832
*   SP Plus Corp.                                                 16,895     467,992
*   Sparton Corp.                                                  9,428     204,399
    Spirit Aerosystems Holdings, Inc. Class A                     77,839   4,674,232
*   Spirit Airlines, Inc.                                         77,110   4,167,024
*   SPX Corp.                                                     27,764     692,712
*   SPX FLOW, Inc.                                                29,554   1,031,139
    Standex International Corp.                                   11,980   1,044,656
    Stanley Black & Decker, Inc.                                  66,513   8,247,612
    Steelcase, Inc. Class A                                       89,286   1,500,005
#*  Stericycle, Inc.                                              10,331     796,933
*   Sterling Construction Co., Inc.                               23,119     211,770
    Sun Hydraulics Corp.                                          19,556     766,204
    Supreme Industries, Inc. Class A                              22,877     420,022
#*  Swift Transportation Co.                                      86,004   1,963,471
#*  TASER International, Inc.                                     35,700     891,786
#*  Team, Inc.                                                    29,780   1,000,608
*   Teledyne Technologies, Inc.                                   36,672   4,505,889
    Tennant Co.                                                   17,548   1,215,199
    Terex Corp.                                                   88,348   2,809,466
    Tetra Tech, Inc.                                              54,989   2,403,019
    Textainer Group Holdings, Ltd.                                21,192     305,165
    Textron, Inc.                                                146,297   6,930,089
*   Thermon Group Holdings, Inc.                                  25,887     537,414
    Timken Co. (The)                                              65,112   2,890,973
#   Titan International, Inc.                                     37,619     499,957

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
*   Titan Machinery, Inc.                                          7,696 $   106,282
    Toro Co. (The)                                                42,200   2,486,846
#   TransDigm Group, Inc.                                          7,720   1,670,608
*   TransUnion                                                    25,081     790,804
*   TRC Cos., Inc.                                                31,815     295,880
*   Trex Co., Inc.                                                20,479   1,387,043
*   TriMas Corp.                                                  27,608     588,050
*   TriNet Group, Inc.                                            40,578   1,031,899
    Trinity Industries, Inc.                                     181,440   4,996,858
    Triton International, Ltd.                                    23,300     567,122
#   Triumph Group, Inc.                                           39,058   1,044,801
*   TrueBlue, Inc.                                                32,810     812,048
*   Tutor Perini Corp.                                            39,928   1,189,854
#*  Twin Disc, Inc.                                                7,316     121,738
*   Ultralife Corp.                                                4,610      25,355
    UniFirst Corp.                                                15,110   1,932,569
    Union Pacific Corp.                                          237,535  25,316,480
*   United Continental Holdings, Inc.                            208,186  14,670,867
    United Parcel Service, Inc. Class B                           54,006   5,893,675
*   United Rentals, Inc.                                          99,066  12,532,840
    United Technologies Corp.                                    262,064  28,740,559
*   Univar, Inc.                                                  36,659   1,093,171
    Universal Forest Products, Inc.                               18,443   1,875,838
    Universal Logistics Holdings, Inc.                            15,886     229,553
    US Ecology, Inc.                                              24,866   1,274,382
*   USA Truck, Inc.                                                5,237      44,253
#*  USG Corp.                                                    156,595   4,790,241
    Valmont Industries, Inc.                                      20,427   2,941,488
*   Vectrus, Inc.                                                  9,619     216,812
*   Verisk Analytics, Inc.                                        30,548   2,524,487
#*  Veritiv Corp.                                                  6,115     342,746
    Viad Corp.                                                    19,051     835,386
*   Vicor Corp.                                                   14,805     226,517
*   Virco Manufacturing Corp.                                      2,861      12,588
*   Volt Information Sciences, Inc.                                9,139      75,397
    VSE Corp.                                                      9,364     349,090
#   Wabash National Corp.                                         80,993   1,429,526
*   WABCO Holdings, Inc.                                          22,854   2,491,772
#   Wabtec Corp.                                                  51,179   4,434,149
    Waste Management, Inc.                                        99,177   6,892,801
    Watsco, Inc.                                                  23,954   3,658,734
    Watsco, Inc. Class B                                           1,750     267,383
    Watts Water Technologies, Inc. Class A                        19,431   1,282,446
#   Werner Enterprises, Inc.                                      91,133   2,560,837
*   Wesco Aircraft Holdings, Inc.                                 77,932   1,180,670
#*  WESCO International, Inc.                                     46,552   3,291,226
    West Corp.                                                    57,423   1,393,656
*   Willdan Group, Inc.                                            8,575     229,896
*   Willis Lease Finance Corp.                                     4,690     119,501
    Woodward, Inc.                                                62,104   4,324,923
#   WW Grainger, Inc.                                             12,350   3,119,239
*   Xerium Technologies, Inc.                                      6,326      32,705
#*  XPO Logistics, Inc.                                          128,333   5,741,618

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  SHARES       VALUE+
                                                                 --------- --------------
Industrials -- (Continued)
    Xylem, Inc.                                                     89,170 $    4,396,973
#*  YRC Worldwide, Inc.                                             34,478        514,757
                                                                           --------------
Total Industrials                                                           1,020,222,711
                                                                           --------------
Information Technology -- (16.3%)
#*  3D Systems Corp.                                                25,017        412,530
    Accenture P.L.C. Class A                                        53,911      6,138,846
#*  ACI Worldwide, Inc.                                            122,154      2,369,788
    Activision Blizzard, Inc.                                      172,928      6,953,435
*   Actua Corp.                                                     48,438        692,663
*   Acxiom Corp.                                                    62,947      1,642,917
*   Adobe Systems, Inc.                                             24,312      2,756,495
    ADTRAN, Inc.                                                    36,731        804,409
*   Advanced Energy Industries, Inc.                                34,315      2,019,095
#*  Advanced Micro Devices, Inc.                                   326,713      3,388,014
*   Agilysys, Inc.                                                  23,530        228,947
*   Akamai Technologies, Inc.                                       77,383      5,307,700
#   Alliance Data Systems Corp.                                     12,645      2,887,865
*   Alpha & Omega Semiconductor, Ltd.                               29,552        601,383
*   Alphabet, Inc. Class A                                          34,523     28,315,419
*   Alphabet, Inc. Class C                                          36,168     28,818,301
    Amdocs, Ltd.                                                    55,413      3,253,297
    American Software, Inc. Class A                                 18,753        196,719
*   Amkor Technology, Inc.                                         215,014      2,023,282
    Amphenol Corp. Class A                                          46,775      3,156,845
*   Amtech Systems, Inc.                                             4,680         25,272
    Analog Devices, Inc.                                            99,640      7,467,022
*   Angie's List, Inc.                                              18,044        113,136
*   Anixter International, Inc.                                     32,237      2,756,263
#*  ANSYS, Inc.                                                     28,861      2,691,577
    Apple, Inc.                                                  1,125,427    136,570,566
    Applied Materials, Inc.                                        164,824      5,645,222
*   Applied Optoelectronics, Inc.                                    2,097         64,504
*   Arista Networks, Inc.                                           18,089      1,700,366
*   ARRIS International P.L.C.                                      84,771      2,422,755
*   Arrow Electronics, Inc.                                         76,010      5,588,255
#*  Aspen Technology, Inc.                                          33,272      1,767,076
    AstroNova, Inc.                                                  3,998         55,772
*   Autodesk, Inc.                                                  16,100      1,309,574
    Automatic Data Processing, Inc.                                 30,864      3,116,955
*   Avid Technology, Inc.                                           42,376        226,712
    Avnet, Inc.                                                    110,063      5,111,326
    AVX Corp.                                                      113,660      1,841,292
*   Aware, Inc.                                                      4,426         27,441
*   Axcelis Technologies, Inc.                                      28,404        431,741
*   AXT, Inc.                                                       46,079        264,954
    Badger Meter, Inc.                                              28,909      1,114,442
*   Bankrate, Inc.                                                   6,707         73,106
*   Barracuda Networks, Inc.                                        36,271        852,006
*   Bazaarvoice, Inc.                                               35,854        168,514
    Bel Fuse, Inc. Class A                                           1,600         40,496
    Bel Fuse, Inc. Class B                                          10,720        340,896
    Belden, Inc.                                                    42,458      3,246,763

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Information Technology -- (Continued)
*   Benchmark Electronics, Inc.                                     42,700 $ 1,306,620
    Black Box Corp.                                                 15,302     204,282
#*  Black Knight Financial Services, Inc. Class A                    6,138     223,730
#   Blackbaud, Inc.                                                 27,523   1,805,784
#*  Blackhawk Network Holdings, Inc.                                43,338   1,547,167
*   Blucora, Inc.                                                   52,563     793,701
    Booz Allen Hamilton Holding Corp.                               73,359   2,481,001
*   Bottomline Technologies de, Inc.                                17,340     445,985
    Broadcom, Ltd.                                                  63,597  12,687,601
    Broadridge Financial Solutions, Inc.                            58,348   3,881,892
#*  BroadSoft, Inc.                                                  2,536     106,512
    Brocade Communications Systems, Inc.                           349,196   4,354,474
    Brooks Automation, Inc.                                         74,905   1,304,845
*   BSQUARE Corp.                                                   12,344      72,830
#   CA, Inc.                                                       202,085   6,319,198
    Cabot Microelectronics Corp.                                    21,181   1,429,929
*   CACI International, Inc. Class A                                24,183   2,969,672
*   Cadence Design Systems, Inc.                                    96,715   2,517,491
#*  CalAmp Corp.                                                    21,019     315,705
*   Calix, Inc.                                                     43,381     312,343
*   Carbonite, Inc.                                                 14,155     244,174
*   Cardtronics P.L.C. Class A                                      57,044   3,113,461
    Cass Information Systems, Inc.                                   9,709     638,561
#*  Cavium, Inc.                                                    14,883     985,403
    CDK Global, Inc.                                                25,892   1,619,545
    CDW Corp.                                                       75,620   3,895,186
*   Ceva, Inc.                                                      13,751     486,098
*   Ciber, Inc.                                                     83,757      36,108
#*  Ciena Corp.                                                    108,267   2,635,219
#*  Cimpress NV                                                     38,848   3,278,383
*   Cirrus Logic, Inc.                                              61,753   3,724,941
    Cisco Systems, Inc.                                          1,672,490  51,378,893
*   Citrix Systems, Inc.                                            26,443   2,411,337
*   Clearfield, Inc.                                                 7,734     133,025
#   Cognex Corp.                                                    49,051   3,313,886
*   Cognizant Technology Solutions Corp. Class A                    71,572   3,763,971
*   Coherent, Inc.                                                  21,708   3,424,003
    Cohu, Inc.                                                      23,574     311,177
*   CommerceHub, Inc. Series A                                       7,999     117,505
*   CommerceHub, Inc. Series C                                      15,998     233,251
*   CommScope Holding Co., Inc.                                    109,769   4,151,464
    Communications Systems, Inc.                                     6,432      32,610
    Computer Sciences Corp.                                         85,624   5,325,813
    Computer Task Group, Inc.                                       11,157      50,876
    Concurrent Computer Corp.                                        5,474      28,355
*   Conduent, Inc.                                                 105,685   1,581,048
*   Control4 Corp.                                                     425       4,581
#   Convergys Corp.                                                101,450   2,517,989
*   CoreLogic, Inc.                                                 85,148   3,003,170
    Corning, Inc.                                                  290,852   7,704,669
#*  CoStar Group, Inc.                                               9,906   2,002,003
*   Covisint Corp.                                                  19,645      38,308
#*  Cray, Inc.                                                      26,600     456,190

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
*   Cree, Inc.                                                    53,674 $ 1,480,329
    CSG Systems International, Inc.                               39,407   1,907,299
    CSRA, Inc.                                                    78,785   2,443,911
    CTS Corp.                                                     21,166     455,069
*   CyberOptics Corp.                                              4,601     165,636
#   Cypress Semiconductor Corp.                                  282,554   3,334,137
    Daktronics, Inc.                                              42,333     430,103
*   Dell Technologies, Inc. Class V                               56,665   3,569,328
*   DHI Group, Inc.                                               29,307     167,050
#   Diebold Nixdorf, Inc.                                         48,103   1,308,402
*   Digi International, Inc.                                      26,824     350,053
*   Diodes, Inc.                                                  29,754     740,577
    Dolby Laboratories, Inc. Class A                              49,331   2,363,448
*   DSP Group, Inc.                                               18,998     206,128
    DST Systems, Inc.                                             34,221   3,940,548
    EarthLink Holdings Corp.                                     108,012     692,357
*   Eastman Kodak Co.                                              9,311     124,767
*   eBay, Inc.                                                   117,921   3,753,425
#   Ebix, Inc.                                                    21,473   1,191,751
*   EchoStar Corp. Class A                                        45,300   2,307,129
*   Edgewater Technology, Inc.                                     4,254      29,778
*   Electro Scientific Industries, Inc.                           25,264     165,984
*   Electronic Arts, Inc.                                         40,781   3,402,359
#*  Electronics for Imaging, Inc.                                 35,140   1,579,192
#*  Ellie Mae, Inc.                                                7,987     660,844
*   eMagin Corp.                                                   6,351      14,290
    Emcore Corp.                                                  21,229     191,061
#*  EnerNOC, Inc.                                                 12,685      72,304
*   Entegris, Inc.                                               123,096   2,308,050
#*  Envestnet, Inc.                                                6,398     241,844
#*  EPAM Systems, Inc.                                            24,174   1,555,839
*   ePlus, Inc.                                                    6,092     682,609
*   Euronet Worldwide, Inc.                                       38,112   2,725,770
*   Everi Holdings, Inc.                                          19,215      56,684
    Evolving Systems, Inc.                                         1,300       5,655
*   Exar Corp.                                                    51,216     524,964
*   ExlService Holdings, Inc.                                     26,182   1,203,063
*   Extreme Networks, Inc.                                        69,081     382,018
*   F5 Networks, Inc.                                             11,760   1,576,193
*   Fabrinet                                                      32,542   1,370,994
*   Facebook, Inc. Class A                                       127,617  16,631,047
#   Fair Isaac Corp.                                              28,227   3,480,389
*   FARO Technologies, Inc.                                       15,758     584,622
    Fidelity National Information Services, Inc.                 111,260   8,836,269
*   Finisar Corp.                                                140,732   4,161,445
#*  First Solar, Inc.                                             56,838   1,772,777
*   Fiserv, Inc.                                                  84,364   9,063,224
#*  Fitbit, Inc. Class A                                          73,042     438,982
#*  FleetCor Technologies, Inc.                                   40,171   5,924,821
*   Flex, Ltd.                                                   336,356   5,270,698
    FLIR Systems, Inc.                                           116,230   4,106,406
*   FormFactor, Inc.                                              77,119     960,132
    Forrester Research, Inc.                                      14,652     597,802

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Information Technology -- (Continued)
*   Fortinet, Inc.                                                  18,211 $   605,698
*   Frequency Electronics, Inc.                                      4,145      45,927
#*  Gartner, Inc.                                                   13,847   1,375,838
*   Genpact, Ltd.                                                  129,022   3,184,263
*   GigPeak, Inc.                                                   28,700      74,046
    Global Payments, Inc.                                          102,877   7,950,335
    GlobalSCAPE, Inc.                                                3,392      13,229
*   Globant SA                                                      10,984     364,120
#*  GoDaddy, Inc. Class A                                            9,531     340,543
#*  GrubHub, Inc.                                                   46,987   1,952,310
*   GSE Systems, Inc.                                                8,763      27,165
*   GSI Technology, Inc.                                             9,727      59,432
*   GTT Communications, Inc.                                        60,847   1,718,928
#*  Guidewire Software, Inc.                                        15,187     794,736
    Hackett Group, Inc. (The)                                       34,209     555,896
#*  Harmonic, Inc.                                                  84,408     447,362
    Harris Corp.                                                    54,491   5,596,771
    Hewlett Packard Enterprise Co.                                 616,923  13,991,814
    HP, Inc.                                                       337,258   5,075,733
*   IAC/InterActiveCorp                                             74,565   5,130,818
*   ID Systems, Inc.                                                 4,988      32,222
*   IEC Electronics Corp.                                            4,588      16,609
*   II-VI, Inc.                                                     55,209   2,015,128
*   Imation Corp.                                                   24,504      20,191
#*  Immersion Corp.                                                 13,356     137,433
#*  Infinera Corp.                                                  64,074     577,307
*   Innodata, Inc.                                                  15,241      35,054
#*  Inseego Corp.                                                   20,282      62,671
*   Insight Enterprises, Inc.                                       35,050   1,301,406
*   Integrated Device Technology, Inc.                             118,102   2,974,989
    Intel Corp.                                                  1,852,635  68,214,021
    InterDigital, Inc.                                              41,337   3,860,876
*   Internap Corp.                                                  48,937      80,746
#   International Business Machines Corp.                           87,590  15,286,207
    Intersil Corp. Class A                                          91,361   2,049,227
*   Intevac, Inc.                                                   12,535     117,829
*   IntriCon Corp.                                                   3,283      22,981
    Intuit, Inc.                                                    20,374   2,415,949
*   Inuvo, Inc.                                                     32,403      50,225
#*  InvenSense, Inc.                                                10,507     133,019
#*  IPG Photonics Corp.                                             38,485   4,425,390
*   Iteris, Inc.                                                     3,900      18,837
*   Itron, Inc.                                                     36,248   2,236,502
*   Ixia                                                            63,309   1,231,360
    IXYS Corp.                                                      28,840     348,964
#   j2 Global, Inc.                                                 43,374   3,635,175
    Jabil Circuit, Inc.                                            243,345   5,835,413
    Jack Henry & Associates, Inc.                                   43,188   3,877,419
    Juniper Networks, Inc.                                         173,224   4,638,939
*   Kemet Corp.                                                     27,183     188,650
*   Key Tronic Corp.                                                 5,745      45,558
*   Keysight Technologies, Inc.                                    115,835   4,294,003
*   Kimball Electronics, Inc.                                       17,079     292,051

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CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Information Technology -- (Continued)
    KLA-Tencor Corp.                                                47,962 $ 4,082,046
*   Knowles Corp.                                                   55,818   1,005,840
#*  Kopin Corp.                                                     39,747     126,793
*   Kulicke & Soffa Industries, Inc.                                52,396     921,122
*   KVH Industries, Inc.                                            13,737     142,865
#   Lam Research Corp.                                              56,556   6,496,022
*   Lattice Semiconductor Corp.                                    105,555     758,940
*   Leaf Group, Ltd.                                                27,296     189,707
    Leidos Holdings, Inc.                                           84,551   4,085,504
*   Limelight Networks, Inc.                                        50,856     111,375
    Linear Technology Corp.                                         37,983   2,397,867
*   Lionbridge Technologies, Inc.                                   70,898     405,537
*   Liquidity Services, Inc.                                        19,451     189,647
#   Littelfuse, Inc.                                                16,057   2,532,349
    LogMeIn, Inc.                                                    9,337   1,009,330
#*  Lumentum Holdings, Inc.                                         32,693   1,240,699
#*  MACOM Technology Solutions Holdings, Inc.                       30,800   1,464,540
#*  MagnaChip Semiconductor Corp.                                   16,223     139,518
#*  Manhattan Associates, Inc.                                      52,380   2,684,999
    ManTech International Corp. Class A                             31,877   1,241,290
*   Marchex, Inc. Class B                                           23,549      63,818
    Marvell Technology Group, Ltd.                                 296,588   4,410,264
    Mastercard, Inc. Class A                                        83,857   8,916,515
    Maxim Integrated Products, Inc.                                 86,501   3,847,564
#   MAXIMUS, Inc.                                                   60,433   3,332,276
*   MaxLinear, Inc. Class A                                         53,894   1,378,609
#*  Maxwell Technologies, Inc.                                      11,611      55,268
#*  MeetMe, Inc.                                                    40,295     198,251
    Mentor Graphics Corp.                                           93,092   3,436,026
#   Mesa Laboratories, Inc.                                          3,934     468,697
    Methode Electronics, Inc.                                       38,416   1,615,393
#   Microchip Technology, Inc.                                      73,983   4,982,755
*   Micron Technology, Inc.                                        649,261  15,653,683
*   Microsemi Corp.                                                 89,790   4,772,338
    Microsoft Corp.                                              1,187,445  76,768,319
*   MicroStrategy, Inc. Class A                                      7,975   1,605,367
    MKS Instruments, Inc.                                           54,977   3,622,984
    MOCON, Inc.                                                      3,290      65,800
*   ModusLink Global Solutions, Inc.                                53,705      93,984
*   MoneyGram International, Inc.                                   37,429     475,348
#   Monolithic Power Systems, Inc.                                  24,423   2,130,663
    Monotype Imaging Holdings, Inc.                                 27,615     604,768
    Motorola Solutions, Inc.                                        35,174   2,838,894
    MTS Systems Corp.                                               12,710     738,451
*   Nanometrics, Inc.                                               22,470     577,704
*   Napco Security Technologies, Inc.                                7,089      68,054
#   National Instruments Corp.                                      69,710   2,190,288
    NCI, Inc. Class A                                                5,252      66,700
*   NCR Corp.                                                       91,724   3,945,966
#*  NeoPhotonics Corp.                                              42,205     462,145
    NetApp, Inc.                                                   122,597   4,697,917
*   NETGEAR, Inc.                                                   29,261   1,664,951
#*  Netscout Systems, Inc.                                          44,374   1,477,654

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
*   NeuStar, Inc. Class A                                         20,843 $   691,988
    NIC, Inc.                                                     45,069   1,086,163
*   Novanta, Inc.                                                 27,180     607,473
*   Nuance Communications, Inc.                                  121,996   1,934,857
#*  Numerex Corp. Class A                                          7,077      41,613
    NVE Corp.                                                      2,742     212,752
#   NVIDIA Corp.                                                 162,000  17,687,160
#*  Oclaro, Inc.                                                 102,785   1,008,321
#*  ON Semiconductor Corp.                                       440,330   5,865,196
#*  Onvia, Inc.                                                      521       2,371
    Oracle Corp.                                                 475,083  19,055,579
#*  OSI Systems, Inc.                                             16,690   1,246,242
#*  Palo Alto Networks, Inc.                                       5,065     747,391
*   PAR Technology Corp.                                           8,391      54,625
    Park Electrochemical Corp.                                    15,995     293,188
    Paychex, Inc.                                                 62,809   3,786,755
#*  Paycom Software, Inc.                                         29,870   1,381,189
*   PayPal Holdings, Inc.                                        116,955   4,652,470
    PC Connection, Inc.                                           23,362     637,315
    PC-Tel, Inc.                                                  14,847      86,261
*   PCM, Inc.                                                     11,350     254,807
*   PDF Solutions, Inc.                                           27,069     609,323
    Pegasystems, Inc.                                             53,386   2,071,377
*   Perceptron, Inc.                                               8,358      54,745
*   Perficient, Inc.                                              30,511     540,960
*   PFSweb, Inc.                                                  15,487     116,307
*   Photronics, Inc.                                              76,157     875,805
*   Planet Payment, Inc.                                          45,645     192,622
    Plantronics, Inc.                                             30,422   1,721,277
*   Plexus Corp.                                                  36,434   1,978,366
    Power Integrations, Inc.                                      20,537   1,458,127
*   PRGX Global, Inc.                                             15,202      86,651
    Progress Software Corp.                                       42,641   1,194,801
*   PTC, Inc.                                                     49,041   2,578,085
    QAD, Inc. Class A                                              9,085     262,556
    QAD, Inc. Class B                                              1,920      48,000
#*  Qorvo, Inc.                                                   79,280   5,090,569
    QUALCOMM, Inc.                                               467,869  24,998,241
*   Qualys, Inc.                                                  18,758     673,412
*   QuinStreet, Inc.                                              11,598      40,593
*   Radisys Corp.                                                 38,233     168,608
*   Rambus, Inc.                                                  90,188   1,170,640
#*  RealNetworks, Inc.                                            68,817     368,171
*   RealPage, Inc.                                                15,847     484,918
*   Red Hat, Inc.                                                 22,123   1,678,693
    Reis, Inc.                                                     9,884     197,680
    RELM Wireless Corp.                                              766       3,792
*   RetailMeNot, Inc.                                              5,027      45,494
    Richardson Electronics, Ltd.                                   8,608      51,992
*   Rogers Corp.                                                  18,677   1,493,226
*   Rosetta Stone, Inc.                                            7,639      67,223
*   Rubicon Project, Inc. (The)                                   19,100     161,777
*   Rudolph Technologies, Inc.                                    42,313     971,083

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
#   Sabre Corp.                                                   47,200 $ 1,156,400
*   salesforce.com, Inc.                                          27,620   2,184,742
*   Sanmina Corp.                                                 83,139   3,238,264
*   ScanSource, Inc.                                              26,512   1,048,550
    Science Applications International Corp.                      47,695   3,883,327
*   Seachange International, Inc.                                 39,230      94,937
#   Seagate Technology P.L.C.                                     60,324   2,723,629
*   Semtech Corp.                                                 57,431   1,892,351
#*  ServiceNow, Inc.                                               7,840     710,461
*   ShoreTel, Inc.                                                68,546     476,395
*   Shutterstock, Inc.                                            11,957     643,287
*   Sigma Designs, Inc.                                           42,216     257,518
*   Silicon Laboratories, Inc.                                    30,386   1,981,167
#*  Silver Spring Networks, Inc.                                  33,370     426,469
#   Skyworks Solutions, Inc.                                     103,109   9,459,220
*   SMTC Corp.                                                     8,334      11,001
*   Sonus Networks, Inc.                                          49,689     317,016
#*  Splunk, Inc.                                                   3,585     207,428
#   SS&C Technologies Holdings, Inc.                              83,532   2,683,883
#*  Stamps.com, Inc.                                              10,645   1,293,900
*   StarTek, Inc.                                                 10,612      91,900
*   Stratasys, Ltd.                                               12,995     256,261
#*  SunPower Corp.                                                60,268     400,180
*   Super Micro Computer, Inc.                                    38,583   1,020,520
*   Sykes Enterprises, Inc.                                       43,617   1,218,223
    Symantec Corp.                                               205,370   5,657,943
#*  Synaptics, Inc.                                               29,085   1,639,812
*   Synchronoss Technologies, Inc.                                38,709   1,491,071
    SYNNEX Corp.                                                  42,077   5,056,814
*   Synopsys, Inc.                                                56,600   3,559,574
#   Syntel, Inc.                                                  42,180     888,311
    Systemax, Inc.                                                18,932     160,543
#*  Tableau Software, Inc. Class A                                 6,951     332,536
#*  Take-Two Interactive Software, Inc.                          112,651   6,043,726
#*  Tangoe, Inc.                                                   4,628      33,692
    TE Connectivity, Ltd.                                        140,789  10,467,662
*   Tech Data Corp.                                               36,486   3,121,742
*   TechTarget, Inc.                                              12,291     108,284
*   Telenav, Inc.                                                 35,217     313,431
    TeleTech Holdings, Inc.                                       53,568   1,585,613
#*  Teradata Corp.                                               129,523   3,802,795
    Teradyne, Inc.                                               171,647   4,871,342
    Tessco Technologies, Inc.                                      6,020      85,484
    Tessera Holding Corp.                                         48,948   2,212,450
    Texas Instruments, Inc.                                      105,315   7,955,495
*   TiVo Corp.                                                   101,944   1,926,742
    Total System Services, Inc.                                  115,925   5,875,079
    TransAct Technologies, Inc.                                    6,652      45,899
    Travelport Worldwide, Ltd.                                    78,575   1,128,337
*   Travelzoo, Inc.                                                6,908      63,208
*   Tremor Video, Inc.                                            12,246      29,880
#*  Trimble, Inc.                                                 91,598   2,713,133
*   TrueCar, Inc.                                                  3,548      46,656

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES      VALUE+
                                                                 ------- --------------
Information Technology -- (Continued)
*   TTM Technologies, Inc.                                       111,456 $    1,652,892
#*  Twitter, Inc.                                                135,414      2,385,995
#*  Tyler Technologies, Inc.                                      15,237      2,224,907
#*  Ubiquiti Networks, Inc.                                       27,292      1,703,021
#*  Ultimate Software Group, Inc. (The)                            6,315      1,222,963
*   Ultra Clean Holdings, Inc.                                    16,571        207,635
*   Ultratech, Inc.                                               33,220        861,062
#*  Unisys Corp.                                                     222          2,853
#*  Universal Display Corp.                                       14,522        958,452
*   USA Technologies, Inc.                                         4,111         17,266
#*  Vantiv, Inc. Class A                                          62,995      3,920,809
*   VASCO Data Security International, Inc.                       18,004        273,661
*   Veeco Instruments, Inc.                                       28,402        731,351
#*  VeriFone Systems, Inc.                                        63,321      1,150,543
*   Verint Systems, Inc.                                          46,362      1,731,621
#*  VeriSign, Inc.                                                14,100      1,130,961
#*  Versum Materials, Inc.                                        12,199        340,962
#*  ViaSat, Inc.                                                  39,920      2,591,207
*   Viavi Solutions, Inc.                                        203,831      1,824,287
*   Virtusa Corp.                                                 21,489        547,540
#   Visa, Inc. Class A                                           285,324     23,599,148
#   Vishay Intertechnology, Inc.                                 150,206      2,493,420
*   Vishay Precision Group, Inc.                                  10,529        175,308
#*  VMware, Inc. Class A                                           6,687        585,380
    Wayside Technology Group, Inc.                                 3,335         56,028
*   Web.com Group, Inc.                                           60,244      1,141,624
#*  WebMD Health Corp.                                            20,021        998,848
*   Westell Technologies, Inc. Class A                            24,316         15,805
    Western Digital Corp.                                        137,501     10,962,955
#   Western Union Co. (The)                                       98,284      1,924,401
#*  WEX, Inc.                                                     37,378      4,273,427
#*  Workday, Inc. Class A                                          3,900        324,051
*   Xcerra Corp.                                                  30,516        231,311
    Xerox Corp.                                                  528,427      3,661,999
    Xilinx, Inc.                                                  95,771      5,573,872
*   XO Group, Inc.                                                26,370        496,547
*   Yahoo!, Inc.                                                 140,389      6,186,943
#*  YuMe, Inc.                                                     3,900         13,884
#*  Zebra Technologies Corp. Class A                              53,438      4,471,157
*   Zedge, Inc. Class B                                            8,851         29,297
*   Zillow Group, Inc. Class A                                    39,905      1,435,782
*   Zillow Group, Inc. Class C                                    50,781      1,796,632
*   Zix Corp.                                                     42,901        204,638
*   Zynga, Inc. Class A                                          715,494      1,803,045
                                                                         --------------
Total Information Technology                                              1,244,082,797
                                                                         --------------
Materials -- (4.4%)
    A Schulman, Inc.                                              27,726        956,547
*   AdvanSix, Inc.                                                 4,506        115,759
    Air Products & Chemicals, Inc.                                27,598      3,857,096
#*  AK Steel Holding Corp.                                       157,361      1,271,477
    Albemarle Corp.                                               57,380      5,315,683
    Alcoa Corp.                                                   48,717      1,775,735

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                        SHARES    VALUE+
                                                                        ------- -----------
Materials -- (Continued)
#          Allegheny Technologies, Inc.                                  24,915 $   541,403
           American Vanguard Corp.                                       38,089     655,131
           Ampco-Pittsburgh Corp.                                         6,289      94,649
           AptarGroup, Inc.                                              59,468   4,339,380
           Ashland Global Holdings, Inc.                                 34,927   4,157,361
           Avery Dennison Corp.                                          79,803   5,827,215
#*         Axalta Coating Systems, Ltd.                                  51,321   1,488,309
           Balchem Corp.                                                 30,850   2,629,654
#          Ball Corp.                                                    59,303   4,522,447
#          Bemis Co., Inc.                                              101,338   4,937,187
*          Berry Plastics Group, Inc.                                    58,268   2,973,397
*          Boise Cascade Co.                                             39,930     990,264
           Cabot Corp.                                                   48,043   2,660,141
           Calgon Carbon Corp.                                           46,058     730,019
           Carpenter Technology Corp.                                    47,040   1,882,541
           Celanese Corp. Series A                                       75,964   6,411,362
*          Century Aluminum Co.                                          46,724     719,550
#          CF Industries Holdings, Inc.                                 115,649   4,081,253
           Chase Corp.                                                    8,993     791,384
           Chemours Co. (The)                                            23,849     630,091
*          Chemtura Corp.                                                84,452   2,795,361
*          Clearwater Paper Corp.                                        17,020   1,070,558
#*         Cliffs Natural Resources, Inc.                               120,719   1,058,706
*          Coeur Mining, Inc.                                            67,205     782,938
           Commercial Metals Co.                                        114,581   2,340,890
#          Compass Minerals International, Inc.                          36,536   3,054,410
*          Contango ORE, Inc.                                               780      15,210
*          Core Molding Technologies, Inc.                                6,699     103,299
*          Crown Holdings, Inc.                                          25,266   1,368,659
           Deltic Timber Corp.                                            6,480     492,286
           Domtar Corp.                                                  80,327   3,509,487
           Dow Chemical Co. (The)                                       290,047  17,295,503
           Eagle Materials, Inc.                                         40,969   4,284,538
           Eastman Chemical Co.                                          86,161   6,677,477
           Ecolab, Inc.                                                  27,891   3,350,546
           EI du Pont de Nemours & Co.                                   60,546   4,571,223
*          Ferro Corp.                                                  109,934   1,554,467
           Ferroglobe P.L.C.                                             48,589     510,670
(degrees)* Ferroglobe Representation & Warranty Insurance Trust          47,466          --
#*         Flotek Industries, Inc.                                       15,160     160,241
           FMC Corp.                                                     41,425   2,492,128
*          Freeport-McMoRan, Inc.                                       706,053  11,755,782
           Friedman Industries, Inc.                                      5,121      35,079
           FutureFuel Corp.                                              27,783     360,901
*          GCP Applied Technologies, Inc.                                44,471   1,198,493
           Gold Resource Corp.                                           43,214     232,491
           Graphic Packaging Holding Co.                                412,103   5,155,409
           Greif, Inc. Class A                                           30,499   1,756,132
           Greif, Inc. Class B                                            9,985     710,932
*          Handy & Harman, Ltd.                                           1,912      53,918
           Hawkins, Inc.                                                 12,128     650,667
           Haynes International, Inc.                                     8,599     353,505
           HB Fuller Co.                                                 53,829   2,657,538

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Materials -- (Continued)
*   Headwaters, Inc.                                              72,600 $ 1,682,142
    Hecla Mining Co.                                             518,711   3,340,499
    Huntsman Corp.                                               287,401   5,860,106
*   Ingevity Corp.                                                24,416   1,357,285
    Innophos Holdings, Inc.                                       19,447     945,902
    Innospec, Inc.                                                23,912   1,706,121
#   International Flavors & Fragrances, Inc.                      12,369   1,449,770
    International Paper Co.                                      218,342  12,358,157
    Kaiser Aluminum Corp.                                         12,565     985,850
    KapStone Paper and Packaging Corp.                           102,674   2,462,122
    KMG Chemicals, Inc.                                           14,203     523,523
*   Koppers Holdings, Inc.                                        24,108     975,169
*   Kraton Corp.                                                  40,048   1,075,689
    Kronos Worldwide, Inc.                                        30,976     409,503
*   Louisiana-Pacific Corp.                                      110,981   2,123,067
*   LSB Industries, Inc.                                           7,800      66,378
    LyondellBasell Industries NV Class A                          46,533   4,340,133
    Martin Marietta Materials, Inc.                               26,524   6,089,910
    Materion Corp.                                                26,150   1,027,695
    Mercer International, Inc.                                    73,164     874,310
    Minerals Technologies, Inc.                                   35,207   2,821,841
    Monsanto Co.                                                  37,757   4,089,461
#   Mosaic Co. (The)                                              82,714   2,594,738
    Myers Industries, Inc.                                        48,018     662,648
    Neenah Paper, Inc.                                            21,984   1,805,986
    NewMarket Corp.                                                6,400   2,759,488
    Newmont Mining Corp.                                         219,773   7,973,364
*   Northern Technologies International Corp.                        929      14,609
    Nucor Corp.                                                  118,240   6,868,562
#   Olin Corp.                                                   234,289   6,140,715
    Olympic Steel, Inc.                                           12,187     274,207
*   OMNOVA Solutions, Inc.                                        56,955     518,290
#*  Owens-Illinois, Inc.                                         156,245   2,953,030
    Packaging Corp. of America                                    60,404   5,568,041
    PH Glatfelter Co.                                             39,783     971,103
    PolyOne Corp.                                                 82,487   2,813,632
    PPG Industries, Inc.                                          21,580   2,158,216
    Praxair, Inc.                                                 34,316   4,064,387
    Quaker Chemical Corp.                                         14,031   1,802,983
#   Rayonier Advanced Materials, Inc.                             41,730     566,276
*   Real Industry, Inc.                                           12,450      67,230
    Reliance Steel & Aluminum Co.                                 71,129   5,665,425
#   Royal Gold, Inc.                                              47,315   3,414,724
    RPM International, Inc.                                       68,416   3,575,420
*   Ryerson Holding Corp.                                         28,883     306,160
    Schnitzer Steel Industries, Inc. Class A                      24,016     567,978
    Schweitzer-Mauduit International, Inc.                        28,123   1,246,693
    Scotts Miracle-Gro Co. (The)                                  40,859   3,757,802
#   Sealed Air Corp.                                              75,798   3,676,203
    Sensient Technologies Corp.                                   34,767   2,668,367
    Sherwin-Williams Co. (The)                                     8,800   2,673,528
    Silgan Holdings, Inc.                                         56,257   3,291,597
#   Sonoco Products Co.                                           96,196   5,285,970

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                         SHARES     VALUE+
                                                                         ------- ------------
Materials -- (Continued)
            Southern Copper Corp.                                         13,756 $    527,680
            Steel Dynamics, Inc.                                         171,745    5,806,698
            Stepan Co.                                                    19,805    1,546,969
*           Stillwater Mining Co.                                        132,017    2,244,289
*           Summit Materials, Inc. Class A                                32,949      827,020
*           SunCoke Energy, Inc.                                          81,030      714,685
*           Synalloy Corp.                                                 4,403       52,616
#*          TimkenSteel Corp.                                             40,356      680,402
*           Trecora Resources                                             12,605      156,302
            Tredegar Corp.                                                24,492      544,947
            Trinseo SA                                                    41,879    2,711,665
            Tronox, Ltd. Class A                                           4,600       57,592
*           UFP Technologies, Inc.                                         1,028       25,649
            United States Lime & Minerals, Inc.                            4,302      326,952
            United States Steel Corp.                                    137,736    4,505,345
#*          Universal Stainless & Alloy Products, Inc.                     1,587       26,789
#*          US Concrete, Inc.                                             21,479    1,406,874
            Valspar Corp. (The)                                           39,280    4,347,118
            Vulcan Materials Co.                                          44,838    5,754,061
            Westlake Chemical Corp.                                       79,109    4,897,638
            WestRock Co.                                                 125,734    6,709,166
            Worthington Industries, Inc.                                  54,931    2,625,152
#           WR Grace & Co.                                                23,231    1,610,838
                                                                                 ------------
Total Materials                                                                   338,142,931
                                                                                 ------------
Other -- (0.0%)
(degrees)#* Gerber Scientific, Inc. Escrow Shares                         12,557           --
                                                                                 ------------
Real Estate -- (0.3%)
            Alexander & Baldwin, Inc.                                     61,000    2,715,720
#*          Altisource Asset Management Corp.                                743       46,660
#*          Altisource Portfolio Solutions SA                              8,399      239,371
#*          CBRE Group, Inc. Class A                                     152,967    4,644,078
*           CKX Lands, Inc.                                                   39          436
            Colony NorthStar, Inc. Class A                               115,713    1,610,725
            Consolidated-Tomoka Land Co.                                   5,164      284,020
*           Forestar Group, Inc.                                          23,998      313,174
*           FRP Holdings, Inc.                                             6,278      244,842
            Griffin Industrial Realty, Inc.                                2,369       74,458
            HFF, Inc. Class A                                             48,112    1,427,964
#*          Howard Hughes Corp. (The)                                     32,393    3,453,418
#           Jones Lang LaSalle, Inc.                                      33,488    3,450,269
            Kennedy-Wilson Holdings, Inc.                                 85,936    1,757,391
#*          Marcus & Millichap, Inc.                                      29,758      766,864
            RE/MAX Holdings, Inc. Class A                                 12,109      678,709
            Realogy Holdings Corp.                                        79,270    2,053,886
            RMR Group, Inc. (The) Class A                                  2,472      118,161
#*          St Joe Co. (The)                                              33,334      561,678
*           Stratus Properties, Inc.                                       2,436       74,542
#*          Tejon Ranch Co.                                               15,033      355,230
*           Transcontinental Realty Investors, Inc.                          860       13,545

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                        SHARES      VALUE+
                                                                       --------- ------------
Real Estate -- (Continued)
*         Trinity Place Holdings, Inc.                                       699 $      5,641
                                                                                 ------------
Total Real Estate                                                                  24,890,782
                                                                                 ------------
Telecommunication Services -- (2.7%)
*         Alaska Communications Systems Group, Inc.                       33,007       55,122
          AT&T, Inc.                                                   2,748,800  115,889,408
          ATN International, Inc.                                         13,203    1,060,069
#*        Boingo Wireless, Inc.                                           34,720      406,224
          CenturyLink, Inc.                                              372,954    9,644,590
#*        Cincinnati Bell, Inc.                                           35,281      809,699
          Cogent Communications Holdings, Inc.                            33,553    1,402,515
#         Consolidated Communications Holdings, Inc.                      63,448    1,669,317
*         FairPoint Communications, Inc.                                  12,980      240,130
#         Frontier Communications Corp.                                  384,236    1,340,984
*         General Communication, Inc. Class A                             47,253      950,730
*         Hawaiian Telcom Holdco, Inc.                                     1,676       41,615
          IDT Corp. Class B                                               32,465      623,328
          Inteliquent, Inc.                                               42,222      966,884
#*        Iridium Communications, Inc.                                    44,017      444,572
(degrees) Leap Wireless International, Inc.                               42,008      138,626
*         Level 3 Communications, Inc.                                    89,231    5,305,675
*         Lumos Networks Corp.                                            26,456      409,274
*         ORBCOMM, Inc.                                                   62,757      512,725
*         SBA Communications Corp.                                        18,603    1,958,152
#         Shenandoah Telecommunications Co.                               69,896    1,904,666
          Spok Holdings, Inc.                                             19,425      399,184
#*        Sprint Corp.                                                   290,563    2,681,897
#*        Straight Path Communications, Inc. Class B                       6,154      215,636
#*        T-Mobile US, Inc.                                              115,500    7,192,185
          Telephone & Data Systems, Inc.                                  84,875    2,601,419
*         United States Cellular Corp.                                    21,328      951,016
          Verizon Communications, Inc.                                   830,314   40,693,689
*         Vonage Holdings Corp.                                          194,648    1,380,054
#         Windstream Holdings, Inc.                                       52,701      425,824
*         Zayo Group Holdings, Inc.                                       27,617      882,639
                                                                                 ------------
Total Telecommunication Services                                                  203,197,848
                                                                                 ------------
Utilities -- (1.7%)
          AES Corp.                                                      116,671    1,334,716
#         ALLETE, Inc.                                                    23,303    1,522,851
          Alliant Energy Corp.                                            35,336    1,330,400
          Ameren Corp.                                                    37,505    1,974,638
          American Electric Power Co., Inc.                               37,600    2,408,656
          American States Water Co.                                       25,084    1,098,178
          American Water Works Co., Inc.                                  27,481    2,018,205
#         Aqua America, Inc.                                              60,722    1,846,556
          Artesian Resources Corp. Class A                                 6,355      197,196
          Atmos Energy Corp.                                              35,933    2,737,376
#         Avangrid, Inc.                                                  24,409      947,069
          Avista Corp.                                                    39,964    1,544,209
#         Black Hills Corp.                                               23,088    1,444,154
          California Water Service Group                                  32,245    1,112,453

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Utilities -- (Continued)
*   Calpine Corp.                                                308,110 $3,635,698
    CenterPoint Energy, Inc.                                      66,859  1,752,374
    Chesapeake Utilities Corp.                                    10,967    717,242
    CMS Energy Corp.                                              43,000  1,831,800
    Connecticut Water Service, Inc.                               10,026    541,805
    Consolidated Edison, Inc.                                     36,546  2,717,195
    Consolidated Water Co., Ltd.                                   8,030     82,709
    Delta Natural Gas Co., Inc.                                    2,958     77,855
#   Dominion Resources, Inc.                                      48,949  3,733,830
    DTE Energy Co.                                                26,133  2,577,759
    Duke Energy Corp.                                             50,146  3,938,467
#*  Dynegy, Inc.                                                  19,991    190,914
    Edison International                                          24,797  1,807,205
    El Paso Electric Co.                                          27,255  1,251,005
    Entergy Corp.                                                 26,845  1,923,176
#   Eversource Energy                                             43,961  2,431,923
    Exelon Corp.                                                  70,455  2,527,925
    FirstEnergy Corp.                                             48,347  1,465,881
    Gas Natural, Inc.                                              5,877     74,344
*   Genie Energy, Ltd. Class B                                    12,764     73,648
    Great Plains Energy, Inc.                                     41,809  1,151,838
    Hawaiian Electric Industries, Inc.                            43,152  1,444,729
#   IDACORP, Inc.                                                 27,260  2,181,345
#   MDU Resources Group, Inc.                                     67,992  1,995,565
    MGE Energy, Inc.                                              24,360  1,550,514
    Middlesex Water Co.                                           12,971    490,434
#   National Fuel Gas Co.                                         16,386    920,074
    New Jersey Resources Corp.                                    49,762  1,876,027
    NextEra Energy, Inc.                                          36,470  4,512,068
    NiSource, Inc.                                               106,538  2,383,255
    Northwest Natural Gas Co.                                     18,959  1,116,685
#   NorthWestern Corp.                                            23,729  1,355,163
    NRG Energy, Inc.                                             130,708  2,161,910
    NRG Yield, Inc. Class A                                       12,547    203,889
#   NRG Yield, Inc. Class C                                       24,134    409,071
    OGE Energy Corp.                                              61,233  2,053,755
#   ONE Gas, Inc.                                                 29,343  1,896,145
    Ormat Technologies, Inc.                                      52,901  2,840,784
    Otter Tail Corp.                                              26,060    986,371
    Pattern Energy Group, Inc.                                    34,522    681,464
    PG&E Corp.                                                    33,562  2,077,152
    Pinnacle West Capital Corp.                                   17,091  1,326,774
    PNM Resources, Inc.                                           48,335  1,662,724
    Portland General Electric Co.                                 46,304  2,019,317
    PPL Corp.                                                     46,676  1,626,192
    Public Service Enterprise Group, Inc.                         50,049  2,214,668
    RGC Resources, Inc.                                              678     18,631
    SCANA Corp.                                                   22,031  1,513,530
    Sempra Energy                                                 15,080  1,544,041
    SJW Corp.                                                     14,096    706,210
    South Jersey Industries, Inc.                                 50,799  1,676,367
    Southern Co. (The)                                            77,191  3,815,551
    Southwest Gas Holdings, Inc.                                  25,612  2,063,559

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                           SHARES       VALUE+
                                                                         ---------- --------------
Utilities -- (Continued)
#           Spark Energy, Inc. Class A                                        3,047 $       78,765
            Spire, Inc.                                                      23,955      1,557,075
            UGI Corp.                                                       135,135      6,266,210
            Unitil Corp.                                                     12,123        554,870
            Vectren Corp.                                                    30,704      1,685,343
            WEC Energy Group, Inc.                                           42,285      2,496,929
            Westar Energy, Inc.                                              30,202      1,651,747
            WGL Holdings, Inc.                                               28,898      2,367,902
            Xcel Energy, Inc.                                                56,192      2,321,854
            York Water Co. (The)                                              9,812        351,270
                                                                                    --------------
Total Utilities                                                                        128,677,179
                                                                                    --------------
TOTAL COMMON STOCKS                                                                  6,980,917,800
                                                                                    --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Dyax Corp. Contingent Value Rights                               15,216         16,890
(degrees)#* Safeway Casa Ley Contingent Value Rights                         95,306         96,726
(degrees)#* Safeway PDC, LLC Contingent Value Rights                         95,306          4,651
TOTAL RIGHTS/WARRANTS                                                                      118,267
                                                                                    --------------
TOTAL INVESTMENT SECURITIES                                                          6,981,036,067
                                                                                    --------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
            State Street Institutional U.S. Government Money Market
              Fund, 0.420%                                               27,223,035     27,223,035
                                                                                    --------------
SECURITIES LENDING COLLATERAL -- (8.3%)
(S)@        DFA Short Term Investment Fund                               55,027,029    636,772,774
                                                                                    --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $4,784,278,110)^^                               $7,645,031,876
                                                                                    ==============

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------
                                                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary                                    $1,037,302,439 $     11,984   --    $1,037,314,423
   Consumer Staples                                             470,702,001           --   --       470,702,001
   Energy                                                       426,183,778           --   --       426,183,778
   Financials                                                 1,367,008,376           --   --     1,367,008,376
   Health Care                                                  720,494,974           --   --       720,494,974
   Industrials                                                1,020,222,711           --   --     1,020,222,711
   Information Technology                                     1,244,082,797           --   --     1,244,082,797
   Materials                                                    338,142,931           --   --       338,142,931
   Real Estate                                                   24,890,782           --   --        24,890,782
   Telecommunication Services                                   203,059,222      138,626   --       203,197,848
   Utilities                                                    128,677,179           --   --       128,677,179
Rights/Warrants                                                          --      118,267   --           118,267
Temporary Cash Investments                                       27,223,035           --   --        27,223,035
Securities Lending Collateral                                            --  636,772,774   --       636,772,774
                                                             -------------- ------------   --    --------------
TOTAL                                                        $7,007,990,225 $637,041,651   --    $7,645,031,876
                                                             ============== ============   ==    ==============

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                  SHARES     VALUE++
                                                                 --------- ------------
COMMON STOCKS -- (97.2%)
AUSTRALIA -- (6.4%)
#   Alumina, Ltd.                                                  393,774 $    580,208
    Aurizon Holdings, Ltd.                                       1,342,286    5,099,487
    Australia & New Zealand Banking Group, Ltd.                  1,761,309   39,133,442
    Bank of Queensland, Ltd.                                       194,923    1,770,981
    Bendigo & Adelaide Bank, Ltd.                                  399,832    3,807,781
    BHP Billiton, Ltd.                                           1,639,623   33,265,055
    BHP Billiton, Ltd. Sponsored ADR                               593,811   24,518,456
    BlueScope Steel, Ltd.                                          606,679    5,158,768
    Boral, Ltd.                                                  1,007,545    4,452,635
    Crown Resorts, Ltd.                                             42,751      369,825
    Fortescue Metals Group, Ltd.                                 2,364,334   11,964,215
    Incitec Pivot, Ltd.                                          1,222,475    3,572,827
    Macquarie Group, Ltd.                                            8,566      550,074
    National Australia Bank, Ltd.                                    9,486      218,141
    Newcrest Mining, Ltd.                                          796,982   13,069,845
    Origin Energy, Ltd.                                            877,268    4,704,120
    QBE Insurance Group, Ltd.                                      702,690    6,666,553
    Rio Tinto, Ltd.                                                184,643    9,366,833
    Santos, Ltd.                                                 1,226,989    3,732,855
    South32, Ltd.                                                1,919,864    4,018,244
    South32, Ltd. ADR                                              213,802    2,255,611
    Star Entertainment Grp, Ltd. (The)                             648,214    2,348,230
    Suncorp Group, Ltd.                                            880,422    8,704,675
    Tatts Group, Ltd.                                              471,318    1,551,675
    Treasury Wine Estates, Ltd.                                     45,965      405,504
    Wesfarmers, Ltd.                                                14,257      435,546
    Woodside Petroleum, Ltd.                                       864,632   20,730,927
                                                                           ------------
TOTAL AUSTRALIA                                                             212,452,513
                                                                           ------------
AUSTRIA -- (0.1%)
*   Erste Group Bank AG                                             37,596    1,145,970
    OMV AG                                                          50,567    1,769,747
*   Raiffeisen Bank International AG                                12,720      283,302
                                                                           ------------
TOTAL AUSTRIA                                                                 3,199,019
                                                                           ------------
BELGIUM -- (1.1%)
    Ageas                                                          214,159    9,169,748
    KBC Group NV                                                   179,942   11,686,707
    Proximus SADP                                                   23,449      673,447
    Solvay SA                                                       87,295   10,235,319
    UCB SA                                                          40,220    2,777,999
    Umicore SA                                                      27,419    1,535,860
                                                                           ------------
TOTAL BELGIUM                                                                36,079,080
                                                                           ------------
CANADA -- (8.3%)
    AltaGas, Ltd.                                                  151,169    3,595,528
    Bank of Montreal                                               550,366   41,624,181
*   BlackBerry, Ltd.                                               314,292    2,217,253
    Cameco Corp.                                                   263,655    3,361,601
    Canadian Natural Resources, Ltd.(136385101)                    439,069   13,273,056
    Canadian Natural Resources, Ltd.(2171573)                      120,176    3,633,217

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
CANADA -- (Continued)
    Cenovus Energy, Inc.                                           429,409 $  5,852,845
    Crescent Point Energy Corp.(B67C8W8)                           197,496    2,302,413
    Crescent Point Energy Corp.(22576C101)                         511,738    5,971,982
*   Detour Gold Corp.                                               19,400      263,139
*   Eldorado Gold Corp.                                            224,104      792,222
    Element Fleet Management Corp.                                  92,330      897,579
    Empire Co., Ltd. Class A                                       257,695    3,218,093
    Encana Corp.                                                   325,857    4,157,935
    Fairfax Financial Holdings, Ltd.                                18,780    8,774,824
    Finning International, Inc.                                    119,378    2,416,458
    First Quantum Minerals, Ltd.                                   456,957    5,762,657
    Goldcorp, Inc.(380956409)                                      520,748    8,420,495
    Goldcorp, Inc.(2676302)                                         88,894    1,437,333
*   Husky Energy, Inc.                                             472,269    6,093,680
    Imperial Oil, Ltd.                                              59,649    1,961,259
    Industrial Alliance Insurance & Financial Services, Inc.       142,414    5,992,059
*   Kinross Gold Corp.                                           1,712,330    6,671,672
*   Lundin Mining Corp.                                            627,384    3,837,830
    Magna International, Inc.                                      166,421    7,202,701
    Manulife Financial Corp.(2492519)                              827,157   15,859,802
    Manulife Financial Corp.(56501R106)                            627,470   12,022,325
    Maple Leaf Foods, Inc.                                          22,528      516,434
    Silver Wheaton Corp.                                            98,913    2,188,945
    Sun Life Financial, Inc.(2566124)                              174,806    6,899,548
    Sun Life Financial, Inc.(866796105)                            187,851    7,412,600
    Suncor Energy, Inc.(867224107)                                 384,922   11,947,979
    Suncor Energy, Inc.(B3NB1P2)                                 1,023,634   31,749,374
    Teck Resources, Ltd. Class A                                       600       15,193
    Teck Resources, Ltd. Class B(878742204)                        565,472   13,876,683
    Teck Resources, Ltd. Class B(2879327)                          222,229    5,446,212
*   Tourmaline Oil Corp.                                           305,478    7,141,319
*   Turquoise Hill Resources, Ltd.                                 360,794    1,305,929
    Veresen, Inc.                                                   65,894      669,954
    Whitecap Resources, Inc.                                       292,044    2,325,130
    WSP Global, Inc.                                                95,711    3,367,262
    Yamana Gold, Inc.                                              550,990    1,820,755
                                                                           ------------
TOTAL CANADA                                                                274,297,456
                                                                           ------------
DENMARK -- (1.7%)
    AP Moller - Maersk A.S. Class A                                  1,933    3,094,851
    AP Moller - Maersk A.S. Class B                                  4,274    7,163,770
    Carlsberg A.S. Class B                                          57,803    5,229,280
    Danske Bank A.S.                                               301,811   10,066,749
    DSV A.S.                                                       173,284    8,426,722
*   H Lundbeck A.S.                                                 16,426      705,480
    ISS A.S.                                                       148,773    5,297,565
    Tryg A.S.                                                       12,648      241,996
    Vestas Wind Systems A.S.                                       248,599   17,433,959
                                                                           ------------
TOTAL DENMARK                                                                57,660,372
                                                                           ------------
FINLAND -- (0.7%)
    Fortum Oyj                                                     268,504    4,283,902

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
FINLAND -- (Continued)
    Neste Oyj                                                       27,187 $    945,919
    Stora Enso Oyj Class R                                         605,613    6,872,601
    UPM-Kymmene Oyj                                                546,631   12,397,537
                                                                           ------------
TOTAL FINLAND                                                                24,499,959
                                                                           ------------
FRANCE -- (9.5%)
    AXA SA                                                         562,505   13,824,825
    AXA SA Sponsored ADR                                           370,612    9,128,174
    BNP Paribas SA                                                 550,615   35,223,836
    Bollore SA(4572709)                                            497,514    1,989,796
*   Bollore SA(BD3RTL2)                                              3,350       13,742
    Bouygues SA                                                    161,249    5,859,134
    Casino Guichard Perrachon SA                                    75,162    4,052,904
    Cie de Saint-Gobain                                            555,397   27,289,797
    Cie Generale des Etablissements Michelin                        74,433    7,996,514
    CNP Assurances                                                 220,802    4,149,499
    Credit Agricole SA                                             310,254    4,117,588
#   Electricite de France SA                                       188,405    1,857,299
    Engie SA                                                     1,220,619   14,613,884
    Natixis SA                                                     651,335    3,859,534
    Orange SA                                                    1,778,494   27,610,116
*   Peugeot SA                                                     673,348   12,531,412
    Renault SA                                                     252,522   22,737,993
    SCOR SE                                                        120,145    4,066,174
    Societe Generale SA                                            590,348   28,860,635
    STMicroelectronics NV                                          481,281    6,352,024
    Total SA                                                     1,389,477   70,300,817
    Vivendi SA                                                     348,811    6,395,821
                                                                           ------------
TOTAL FRANCE                                                                312,831,518
                                                                           ------------
GERMANY -- (7.3%)
    Allianz SE                                                     217,369   36,944,968
    Allianz SE Sponsored ADR                                       716,588   12,156,916
    Bayerische Motoren Werke AG                                    291,133   26,583,403
    Commerzbank AG                                                 473,316    4,116,731
    Daimler AG                                                     780,983   58,735,276
*   Deutsche Bank AG(5750355)                                       95,005    1,897,340
*   Deutsche Bank AG(D18190898)                                    482,492    9,606,416
    Deutsche Lufthansa AG                                          504,513    6,739,580
    E.ON SE                                                      2,212,329   17,041,748
    Evonik Industries AG                                            43,726    1,419,424
    Fraport AG Frankfurt Airport Services Worldwide                 36,156    2,163,760
    Fresenius Medical Care AG & Co. KGaA                            39,916    3,258,131
    Hannover Rueck SE                                               19,982    2,201,006
    HeidelbergCement AG                                             93,572    9,039,439
    Lanxess AG                                                      15,694    1,142,072
    Linde AG                                                        57,190    9,300,484
    MAN SE                                                           2,914      302,101
    Metro AG                                                       237,629    8,131,843
    Muenchener Rueckversicherungs-Gesellschaft AG                   45,944    8,651,539
    Osram Licht AG                                                   9,022      523,733
*   RWE AG                                                         660,636    8,796,391

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
GERMANY -- (Continued)
*   Talanx AG                                                        64,359 $  2,215,205
    Telefonica Deutschland Holding AG                               554,648    2,320,193
*   Uniper SE                                                       286,927    4,087,575
    Volkswagen AG                                                    29,340    4,700,102
                                                                            ------------
TOTAL GERMANY                                                                242,075,376
                                                                            ------------
HONG KONG -- (2.6%)
#   Cathay Pacific Airways, Ltd.                                  1,413,000    1,913,752
    CK Hutchison Holdings, Ltd.                                   1,812,348   21,721,317
    FIH Mobile, Ltd.                                                333,000      106,996
    Guoco Group, Ltd.                                                 6,000       67,610
    Hang Lung Group, Ltd.                                           968,000    3,712,398
    Hang Lung Properties, Ltd.                                    1,196,000    2,943,444
    Henderson Land Development Co., Ltd.                            189,680    1,047,022
    Hopewell Holdings, Ltd.                                         291,331    1,040,229
    Kerry Properties, Ltd.                                          479,000    1,355,493
    MTR Corp., Ltd.                                                 535,443    2,720,133
    New World Development Co., Ltd.                               7,575,305    8,740,343
    NWS Holdings, Ltd.                                              732,984    1,317,140
    Shangri-La Asia, Ltd.                                           988,000    1,098,943
    Sino Land Co., Ltd.                                           1,428,432    2,360,265
    Sun Hung Kai Properties, Ltd.                                   949,434   13,065,212
#   Swire Pacific, Ltd. Class A                                     644,500    6,566,106
    Swire Pacific, Ltd. Class B                                     672,500    1,184,035
#   Tsim Sha Tsui Properties, Ltd.                                  259,630      737,632
    Wharf Holdings, Ltd. (The)                                      804,000    6,028,621
    Wheelock & Co., Ltd.                                          1,122,000    6,819,422
    Yue Yuen Industrial Holdings, Ltd.                               74,500      272,349
                                                                            ------------
TOTAL HONG KONG                                                               84,818,462
                                                                            ------------
IRELAND -- (0.3%)
*   Bank of Ireland                                              14,864,477    3,993,450
    CRH P.L.C.                                                       34,724    1,204,425
    CRH P.L.C. Sponsored ADR                                        148,096    5,112,274
    Paddy Power Betfair P.L.C.                                        4,490      469,482
                                                                            ------------
TOTAL IRELAND                                                                 10,779,631
                                                                            ------------
ISRAEL -- (0.4%)
    Azrieli Group, Ltd.                                               4,919      224,528
    Bank Hapoalim BM                                                899,961    5,437,715
*   Bank Leumi Le-Israel BM                                       1,052,413    4,352,894
    Israel Chemicals, Ltd.                                          152,138      699,221
    Mizrahi Tefahot Bank, Ltd.                                      137,399    2,116,335
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR               29,587      989,093
                                                                            ------------
TOTAL ISRAEL                                                                  13,819,786
                                                                            ------------
ITALY -- (1.1%)
    Assicurazioni Generali SpA                                       74,148    1,183,186
    Eni SpA                                                          44,642      686,407
*   Fiat Chrysler Automobiles NV(N31738102)                         134,531    1,478,496
*   Fiat Chrysler Automobiles NV(BRJFWP3)                           975,158   10,677,452
    Intesa Sanpaolo SpA                                             877,476    2,061,068

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
ITALY -- (Continued)
    Mediobanca SpA                                                 439,568 $ 3,784,694
*   Telecom Italia SpA                                           7,512,153   6,459,817
*   Telecom Italia SpA Sponsored ADR                                93,568     805,620
    UniCredit SpA                                                  353,149   9,639,925
    UnipolSai SpA                                                   16,008      33,385
                                                                           -----------
TOTAL ITALY                                                                 36,810,050
                                                                           -----------
JAPAN -- (22.2%)
    Aeon Co., Ltd.                                                 699,600  10,111,212
    Aisin Seiki Co., Ltd.                                          171,600   7,849,740
    Alfresa Holdings Corp.                                          78,500   1,292,140
    Amada Holdings Co., Ltd.                                       219,200   2,576,406
    Aoyama Trading Co., Ltd.                                        28,600   1,008,031
    Asahi Glass Co., Ltd.                                        1,052,000   7,815,970
    Asahi Kasei Corp.                                            1,080,000  10,072,675
    Bank of Kyoto, Ltd. (The)                                      148,000   1,156,982
    Brother Industries, Ltd.                                       104,300   1,925,155
    Calsonic Kansei Corp.                                           62,000     985,650
    Canon Marketing Japan, Inc.                                     54,100   1,032,592
    Chiba Bank, Ltd. (The)                                         395,000   2,583,825
    Chugoku Bank, Ltd. (The)                                        91,100   1,340,072
    Citizen Watch Co., Ltd.                                        193,200   1,199,747
    Coca-Cola East Japan Co., Ltd.                                  18,900     411,588
    Coca-Cola West Co., Ltd.                                        50,300   1,460,032
    COMSYS Holdings Corp.                                           18,500     340,075
    Concordia Financial Group, Ltd.                                609,000   3,212,123
    Credit Saison Co., Ltd.                                         50,400     918,286
    Dai Nippon Printing Co., Ltd.                                  299,000   3,041,910
    Dai-ichi Life Holdings, Inc.                                   590,700  10,708,735
    Daicel Corp.                                                    31,200     345,012
    Daido Steel Co., Ltd.                                           38,000     172,560
    Daiwa Securities Group, Inc.                                   342,000   2,180,687
    Denka Co., Ltd.                                                362,000   1,781,718
    Denso Corp.                                                    114,100   4,941,044
    DIC Corp.                                                       71,600   2,217,250
    Dowa Holdings Co., Ltd.                                         57,000     483,778
    Ebara Corp.                                                     83,800   2,584,501
    FamilyMart UNY Holdings Co., Ltd.                                2,773     175,695
    FUJIFILM Holdings Corp.                                        296,600  11,485,906
    Fujitsu, Ltd.                                                  699,000   4,062,556
    Fukuoka Financial Group, Inc.                                  394,000   1,739,230
    Furukawa Electric Co., Ltd.                                      3,900     132,328
    Glory, Ltd.                                                     42,500   1,327,783
    Gunma Bank, Ltd. (The)                                         208,000   1,134,596
    H2O Retailing Corp.                                             77,600   1,284,306
    Hachijuni Bank, Ltd. (The)                                     217,000   1,277,250
    Hankyu Hanshin Holdings, Inc.                                  194,300   6,592,575
    Heiwa Corp.                                                     29,600     713,633
    Hiroshima Bank, Ltd. (The)                                     239,000   1,116,660
    Hitachi Capital Corp.                                           43,300   1,111,571
    Hitachi Chemical Co., Ltd.                                      71,600   2,032,800
    Hitachi Construction Machinery Co., Ltd.                       116,500   2,679,226
    Hitachi Metals, Ltd.                                           153,900   2,133,531

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CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
JAPAN -- (Continued)
    Hitachi Transport System, Ltd.                                   31,585 $   644,621
    Hitachi, Ltd.                                                 3,457,000  19,792,890
    Hokuhoku Financial Group, Inc.                                   67,300   1,152,979
    Honda Motor Co., Ltd.                                         1,200,200  35,716,625
    House Foods Group, Inc.                                          12,200     261,798
    Ibiden Co., Ltd.                                                144,200   2,050,855
    Idemitsu Kosan Co., Ltd.                                         79,300   2,452,071
    Iida Group Holdings Co., Ltd.                                   168,100   3,146,030
    Isetan Mitsukoshi Holdings, Ltd.                                128,600   1,504,269
    ITOCHU Corp.                                                  1,171,200  16,134,333
    Iyo Bank, Ltd. (The)                                            127,118     852,983
    J Front Retailing Co., Ltd.                                     290,100   4,186,639
    JFE Holdings, Inc.                                              505,100   8,841,317
    JGC Corp.                                                       103,500   1,796,696
    JSR Corp.                                                       207,100   3,549,567
    JTEKT Corp.                                                     193,100   3,171,393
    JX Holdings, Inc.                                             1,472,386   6,943,735
    K's Holdings Corp.                                               52,900     954,609
    Kamigumi Co., Ltd.                                              136,000   1,322,022
    Kaneka Corp.                                                    280,000   2,412,537
    Kawasaki Heavy Industries, Ltd.                                 512,000   1,602,151
    Kawasaki Kisen Kaisha, Ltd.                                     600,500   1,460,153
    Kinden Corp.                                                     50,800     645,221
*   Kobe Steel, Ltd.                                                326,200   3,172,914
    Komatsu, Ltd.                                                   439,400  10,404,384
    Konica Minolta, Inc.                                            612,400   6,343,872
    Kuraray Co., Ltd.                                               369,700   5,859,740
    Kurita Water Industries, Ltd.                                    11,100     263,311
    Kyushu Financial Group, Inc.                                    149,510   1,030,149
    LIXIL Group Corp.                                               147,340   3,440,197
    Marubeni Corp.                                                1,690,400  10,285,139
    Mazda Motor Corp.                                               690,100  10,155,591
    Mebuki Financial Group, Inc.                                    380,118   1,459,758
    Medipal Holdings Corp.                                          123,100   1,995,144
    Mitsubishi Chemical Holdings Corp.                            1,991,500  13,890,615
    Mitsubishi Corp.                                                317,500   7,172,354
    Mitsubishi Gas Chemical Co., Inc.                               207,500   3,979,922
    Mitsubishi Heavy Industries, Ltd.                             2,115,000   9,500,959
    Mitsubishi Logistics Corp.                                       42,000     597,444
    Mitsubishi Materials Corp.                                      153,400   5,234,780
    Mitsubishi Motors Corp.                                         232,100   1,257,319
    Mitsubishi UFJ Financial Group, Inc.                          3,959,034  25,351,760
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR            1,691,580  10,809,196
    Mitsubishi UFJ Lease & Finance Co., Ltd.                        514,400   2,741,985
    Mitsui & Co., Ltd.                                              305,900   4,489,351
    Mitsui & Co., Ltd. Sponsored ADR                                  4,829   1,419,726
    Mitsui Chemicals, Inc.                                          811,000   3,813,797
    Mitsui Fudosan Co., Ltd.                                         98,000   2,262,545
    Mitsui OSK Lines, Ltd.                                        1,287,000   4,089,941
    Mizuho Financial Group, Inc.                                 16,891,000  31,342,719
    MS&AD Insurance Group Holdings, Inc.                            213,963   7,157,813
    NEC Corp.                                                     3,146,000   7,260,974
    NGK Spark Plug Co., Ltd.                                         13,400     301,811

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CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    NHK Spring Co., Ltd.                                           201,400 $ 2,029,449
    Nikon Corp.                                                    147,600   2,382,151
    Nippo Corp.                                                     61,000   1,153,202
    Nippon Electric Glass Co., Ltd.                                150,000     863,477
    Nippon Express Co., Ltd.                                       870,000   4,602,366
    Nippon Paper Industries Co., Ltd.                              114,700   2,099,943
    Nippon Shokubai Co., Ltd.                                       29,800   2,053,785
    Nippon Steel & Sumitomo Metal Corp.                            614,700  14,849,642
    Nippon Yusen K.K.                                            2,155,000   4,557,109
    Nissan Motor Co., Ltd.                                       1,904,600  18,842,522
    Nisshinbo Holdings, Inc.                                       107,000   1,019,300
    NOK Corp.                                                      106,600   2,166,343
    Nomura Holdings, Inc.                                          684,200   4,241,257
    Nomura Real Estate Holdings, Inc.                              119,200   2,050,274
    NSK, Ltd.                                                      115,900   1,406,938
    NTN Corp.                                                      442,000   1,866,786
    Obayashi Corp.                                                  67,000     638,254
    Oji Holdings Corp.                                           1,074,000   4,753,679
    Resona Holdings, Inc.                                        2,425,500  13,131,829
    Ricoh Co., Ltd.                                              1,023,200   9,128,465
    Rohm Co., Ltd.                                                  37,500   2,397,984
    Sankyo Co., Ltd.                                                17,300     577,625
    SBI Holdings, Inc.                                             232,500   3,209,367
    Sega Sammy Holdings, Inc.                                       58,400     916,992
    Seino Holdings Co., Ltd.                                        80,100     926,338
    Sekisui Chemical Co., Ltd.                                      79,000   1,289,085
    Sekisui House, Ltd.                                            381,500   6,171,255
    Shinsei Bank, Ltd.                                           1,031,000   1,773,254
    Shizuoka Bank, Ltd. (The)                                      303,000   2,636,591
    Showa Denko K.K.                                                87,400   1,434,253
    Showa Shell Sekiyu K.K.                                         29,500     289,176
    Sojitz Corp.                                                   547,200   1,410,363
    Sompo Holdings, Inc.                                           175,060   6,338,880
    Sony Corp. Sponsored ADR                                        32,551     985,319
    Sumco Corp.                                                     41,400     647,253
    Sumitomo Chemical Co., Ltd.                                  2,166,000  11,540,419
    Sumitomo Corp.                                                 268,400   3,364,601
    Sumitomo Electric Industries, Ltd.                             887,900  12,919,686
    Sumitomo Forestry Co., Ltd.                                    147,900   2,034,510
    Sumitomo Heavy Industries, Ltd.                                593,000   4,077,101
    Sumitomo Metal Mining Co., Ltd.                                304,000   4,118,655
    Sumitomo Mitsui Financial Group, Inc.                          900,727  35,337,314
    Sumitomo Mitsui Trust Holdings, Inc.                           171,400   6,388,658
    Sumitomo Rubber Industries, Ltd.                               202,000   3,155,027
    Suzuken Co., Ltd.                                               37,400   1,234,758
    T&D Holdings, Inc.                                             599,000   8,873,904
    Taiheiyo Cement Corp.                                          973,000   3,399,944
    Takashimaya Co., Ltd.                                          231,000   1,989,365
    TDK Corp.                                                      170,900  12,283,672
    Teijin, Ltd.                                                   243,400   5,137,393
    THK Co., Ltd.                                                   86,600   2,133,927
    Tokai Rika Co., Ltd.                                            45,200     899,588
    Tokio Marine Holdings, Inc.                                    142,500   5,941,391

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
JAPAN -- (Continued)
    Tokyo Tatemono Co., Ltd.                                       102,400 $  1,356,104
    Tokyu Fudosan Holdings Corp.                                   434,100    2,537,688
    Toppan Printing Co., Ltd.                                      279,000    2,738,648
    Tosoh Corp.                                                    605,000    4,571,000
    Toyo Seikan Group Holdings, Ltd.                               101,000    1,862,803
    Toyoda Gosei Co., Ltd.                                          71,400    1,719,936
    Toyota Motor Corp.                                             150,288    8,739,676
    Toyota Tsusho Corp.                                            278,500    7,660,428
    Ube Industries, Ltd.                                         1,101,000    2,647,223
*   Universal Entertainment Corp.                                    5,500      199,911
    Yamada Denki Co., Ltd.                                         753,600    4,151,893
    Yamaguchi Financial Group, Inc.                                107,000    1,165,781
    Yokohama Rubber Co., Ltd. (The)                                120,500    2,119,252
    Zeon Corp.                                                     102,000    1,170,480
                                                                           ------------
TOTAL JAPAN                                                                 734,741,088
                                                                           ------------
NETHERLANDS -- (3.1%)
    Aegon NV                                                       844,535    4,590,463
    Akzo Nobel NV                                                   63,231    4,291,191
*   ArcelorMittal(B03XPL1)                                         841,205    6,559,330
*   ArcelorMittal(B295F26)                                         345,017    2,687,682
    Boskalis Westminster                                            41,628    1,540,149
    Coca-Cola European Partners P.L.C.                               9,623      332,298
    Gemalto NV                                                       2,764      160,406
    ING Groep NV                                                 1,774,374   25,490,565
    ING Groep NV Sponsored ADR                                     207,810    2,988,308
    Koninklijke Ahold Delhaize NV                                  630,871   13,439,907
    Koninklijke DSM NV                                             211,171   13,462,226
    Koninklijke KPN NV                                              25,305       72,903
    Koninklijke Philips NV(5986622)                                590,061   17,313,859
    Koninklijke Philips NV(500472303)                               77,189    2,267,813
    NN Group NV                                                    190,411    6,743,564
                                                                           ------------
TOTAL NETHERLANDS                                                           101,940,664
                                                                           ------------
NEW ZEALAND -- (0.2%)
    Auckland International Airport, Ltd.                           123,289      618,403
    Fletcher Building, Ltd.                                        540,848    4,166,916
    Fonterra Co-operative Group, Ltd.                               53,523      243,082
                                                                           ------------
TOTAL NEW ZEALAND                                                             5,028,401
                                                                           ------------
NORWAY -- (0.7%)
    DNB ASA                                                        526,872    8,789,550
    Norsk Hydro ASA                                                649,664    3,705,897
    Statoil ASA                                                    131,020    2,443,155
#   Statoil ASA Sponsored ADR                                      106,485    1,988,075
*   Storebrand ASA                                                 202,126    1,232,497
*   Subsea 7 SA                                                    120,504    1,639,769
    Yara International ASA                                          66,747    2,814,426
                                                                           ------------
TOTAL NORWAY                                                                 22,613,369
                                                                           ------------
PORTUGAL -- (0.0%)
*   Banco Espirito Santo SA                                        865,680           --

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
PORTUGAL -- (Continued)
    EDP Renovaveis SA                                               171,817 $ 1,103,817
                                                                            -----------
TOTAL PORTUGAL                                                                1,103,817
                                                                            -----------
SINGAPORE -- (0.9%)
    CapitaLand, Ltd.                                                891,800   2,081,233
    City Developments, Ltd.                                         416,100   2,731,274
    DBS Group Holdings, Ltd.                                        606,019   8,193,354
    Frasers Centrepoint, Ltd.                                       251,800     281,603
    Golden Agri-Resources, Ltd.                                   2,177,700     655,038
    Hutchison Port Holdings Trust                                 6,111,000   2,599,161
    Keppel Corp., Ltd.                                            1,598,800   7,015,667
    Olam International, Ltd.                                        143,100     201,637
    SembCorp Industries, Ltd.                                       551,600   1,231,880
#   Singapore Airlines, Ltd.                                        634,500   4,468,803
    United Industrial Corp., Ltd.                                   361,770     726,621
    UOL Group, Ltd.                                                 195,707     886,372
                                                                            -----------
TOTAL SINGAPORE                                                              31,072,643
                                                                            -----------
SPAIN -- (2.7%)
    Banco de Sabadell SA                                          4,039,147   6,097,970
    Banco Popular Espanol SA                                          4,040       4,183
    Banco Santander SA                                           10,345,112  57,796,729
    Banco Santander SA Sponsored ADR                                  2,050      11,398
    CaixaBank SA                                                  1,047,710   3,840,371
    Iberdrola SA(B288C92)                                         1,566,287   9,892,878
    Iberdrola SA(BYXLF46)                                            34,806     219,203
    Repsol SA                                                       773,712  11,467,714
                                                                            -----------
TOTAL SPAIN                                                                  89,330,446
                                                                            -----------
SWEDEN -- (2.5%)
    Boliden AB                                                      333,548   9,730,389
    Holmen AB Class B                                                24,539     897,844
    ICA Gruppen AB                                                   25,921     847,065
    Millicom International Cellular SA                               20,750   1,027,587
    Nordea Bank AB                                                1,666,070  20,113,249
    Skandinaviska Enskilda Banken AB Class A                        577,215   6,483,747
*   SSAB AB Class A                                                  93,124     382,780
*   SSAB AB Class B                                                 240,522     810,755
    Svenska Cellulosa AB SCA Class A                                  4,705     148,569
    Svenska Cellulosa AB SCA Class B                                432,952  13,028,211
    Svenska Handelsbanken AB Class A                                288,706   4,310,007
    Swedbank AB Class A                                              42,699   1,079,646
    Tele2 AB Class B                                                189,790   1,673,312
    Telefonaktiebolaget LM Ericsson Class B                       1,958,831  11,593,009
    Telia Co AB                                                   1,745,564   7,080,770
    Trelleborg AB Class B                                           192,575   3,995,085
                                                                            -----------
TOTAL SWEDEN                                                                 83,202,025
                                                                            -----------
SWITZERLAND -- (8.1%)
*   ABB, Ltd.                                                     1,530,051  36,462,392
    Adecco Group AG                                                 177,169  12,677,292
    Baloise Holding AG                                               43,890   5,651,403

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
SWITZERLAND -- (Continued)
    Banque Cantonale Vaudoise                                            71 $     48,501
    Cie Financiere Richemont SA                                     380,451   29,629,411
*   Clariant AG                                                     487,737    9,140,797
*   Credit Suisse Group AG                                          435,558    6,648,846
*   Credit Suisse Group AG Sponsored ADR                             68,468    1,040,717
*   Dufry AG                                                         34,451    4,918,102
    Flughafen Zuerich AG                                              4,611      906,798
    Helvetia Holding AG                                               1,462      827,306
*   Julius Baer Group, Ltd.                                          78,237    3,677,979
*   LafargeHolcim, Ltd.(7110753)                                    209,207   11,264,502
*   LafargeHolcim, Ltd.(BZ3DNX4)                                    116,138    6,204,899
    Novartis AG                                                     374,729   27,665,321
    Swatch Group AG (The)(7184736)                                   51,117    3,571,545
    Swatch Group AG (The)(7184725)                                   39,176   13,884,175
*   Swiss Life Holding AG                                            25,444    7,724,476
    Swiss Re AG                                                     347,731   32,494,983
*   UBS Group AG(BRJL176)                                         1,117,685   18,163,866
*   UBS Group AG(H42097107)                                         174,186    2,806,136
*   Zurich Insurance Group AG                                       111,445   32,093,218
                                                                            ------------
TOTAL SWITZERLAND                                                            267,502,665
                                                                            ------------
UNITED KINGDOM -- (17.3%)
*   Anglo American P.L.C.                                           920,366   15,865,534
    Antofagasta P.L.C.                                              356,170    3,763,179
    Aviva P.L.C.                                                    303,531    1,827,523
    Barclays P.L.C.                                                 168,462      467,536
    Barclays P.L.C. Sponsored ADR                                 1,063,472   11,772,635
    Barratt Developments P.L.C.                                     600,193    3,619,493
    BHP Billiton P.L.C. ADR                                         115,552    4,228,048
    BP P.L.C. Sponsored ADR                                       3,028,485  108,964,900
    Carnival P.L.C.                                                  29,025    1,552,802
    Carnival P.L.C. ADR                                              65,355    3,553,351
*   Glencore P.L.C.                                              10,231,265   42,374,647
    HSBC Holdings P.L.C.                                          2,993,580   25,537,979
    HSBC Holdings P.L.C. Sponsored ADR                            1,612,652   68,698,975
    Investec P.L.C.                                                  26,256      186,287
    J Sainsbury P.L.C.                                            2,059,461    6,700,590
    Kingfisher P.L.C.                                             2,229,454    9,459,108
    Lloyds Banking Group P.L.C.                                  19,484,959   15,981,572
    Lloyds Banking Group P.L.C. ADR                                 660,058    2,191,393
    Old Mutual P.L.C.                                               301,817      792,547
    Pearson P.L.C.                                                  581,288    4,531,735
#   Pearson P.L.C. Sponsored ADR                                    134,300    1,039,482
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR               450,439    2,531,467
    Royal Dutch Shell P.L.C. Class A                                314,187    8,521,270
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A               1,289,380   70,129,364
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B               1,146,218   65,873,149
    Royal Mail P.L.C.                                               369,280    1,917,802
*   Standard Chartered P.L.C.                                     1,231,531   12,059,577
    Vodafone Group P.L.C.                                        23,523,365   57,621,180
    Vodafone Group P.L.C. Sponsored ADR                             653,411   16,269,925

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                   SHARES      VALUE++
                                                                  --------- --------------
UNITED KINGDOM -- (Continued)
     WM Morrison Supermarkets P.L.C.                              1,731,834 $    5,163,093
                                                                            --------------
TOTAL UNITED KINGDOM                                                           573,196,143
                                                                            --------------
UNITED STATES -- (0.0%)
     Mylan NV                                                            --             13
                                                                            --------------
TOTAL COMMON STOCKS                                                          3,219,054,496
                                                                            --------------
PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
     Bayerische Motoren Werke AG                                     37,802      2,839,862
     Porsche Automobil Holding SE                                    69,767      4,196,709
     Volkswagen AG                                                  154,664     24,151,714
                                                                            --------------
TOTAL GERMANY                                                                   31,188,285
                                                                            --------------
TOTAL PREFERRED STOCKS                                                          31,188,285
                                                                            --------------
TOTAL INVESTMENT SECURITIES                                                  3,250,242,781
                                                                            --------------

                                                                               VALUE+
                                                                            --------------
SECURITIES LENDING COLLATERAL -- (1.9%)
(S)@ DFA Short Term Investment Fund                               5,335,322     61,740,345
                                                                            --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,126,107,178)^^                       $3,311,983,126
                                                                            ==============

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------
                                                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                                             ------------ -------------- ------- --------------
Common Stocks
   Australia                                                 $ 26,774,067 $  185,678,446   --    $  212,452,513
   Austria                                                             --      3,199,019   --         3,199,019
   Belgium                                                             --     36,079,080   --        36,079,080
   Canada                                                     274,297,456             --   --       274,297,456
   Denmark                                                             --     57,660,372   --        57,660,372
   Finland                                                             --     24,499,959   --        24,499,959
   France                                                       9,141,916    303,689,602   --       312,831,518
   Germany                                                     21,763,332    220,312,044   --       242,075,376
   Hong Kong                                                           --     84,818,462   --        84,818,462
   Ireland                                                      5,112,274      5,667,357   --        10,779,631
   Israel                                                         989,093     12,830,693   --        13,819,786
   Italy                                                        2,284,116     34,525,934   --        36,810,050
   Japan                                                       13,214,241    721,526,847   --       734,741,088
   Netherlands                                                  8,104,209     93,836,455   --       101,940,664
   New Zealand                                                         --      5,028,401   --         5,028,401
   Norway                                                       1,988,075     20,625,294   --        22,613,369
   Portugal                                                            --      1,103,817   --         1,103,817
   Singapore                                                           --     31,072,643   --        31,072,643
   Spain                                                          230,601     89,099,845   --        89,330,446
   Sweden                                                              --     83,202,025   --        83,202,025
   Switzerland                                                  3,846,853    263,655,812   --       267,502,665
   United Kingdom                                             355,252,689    217,943,454   --       573,196,143
   United States                                                       --             13   --                13
Preferred Stocks
   Germany                                                             --     31,188,285   --        31,188,285
Securities Lending Collateral                                          --     61,740,345   --        61,740,345
Futures Contracts**                                               390,487             --   --           390,487
                                                             ------------ --------------   --    --------------
TOTAL                                                        $723,389,409 $2,588,984,204   --    $3,312,373,613
                                                             ============ ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                 SHARES   VALUE++
                                                                 ------- ----------
COMMON STOCKS -- (96.7%)
AUSTRALIA -- (4.8%)
*   Acrux, Ltd.                                                   19,585 $    4,613
    Adacel Technologies, Ltd.                                     17,466     31,554
    Adelaide Brighton, Ltd.                                      170,983    664,373
    AGL Energy, Ltd.                                              33,912    581,509
    Ainsworth Game Technology, Ltd.                               51,982     71,412
    ALS, Ltd.                                                    116,513    523,744
    Altium, Ltd.                                                  11,816     72,412
#   Alumina, Ltd.                                                880,180  1,296,906
    Alumina, Ltd. Sponsored ADR                                   12,521     72,997
    AMA Group, Ltd.                                               49,451     37,134
    Amaysim Australia, Ltd.                                       21,821     33,791
    Amcor, Ltd.                                                  147,315  1,598,959
    AMP, Ltd.                                                    635,522  2,412,168
    Ansell, Ltd.                                                  43,989    792,880
    AP Eagers, Ltd.                                               15,769    115,009
    APA Group                                                    108,072    690,375
*   APN News & Media, Ltd.                                       127,805    246,345
    ARB Corp., Ltd.                                               11,535    141,884
    Aristocrat Leisure, Ltd.                                      82,577    957,628
*   Arrium, Ltd.                                                 983,356          5
    Asaleo Care, Ltd.                                             54,889     62,805
    ASX, Ltd.                                                     12,044    455,856
    AUB Group, Ltd.                                                7,864     62,420
    Aurizon Holdings, Ltd.                                       423,734  1,609,810
*   Ausdrill, Ltd.                                                89,251     94,711
    AusNet Services                                              316,041    379,081
    Austal, Ltd.                                                  81,666     99,209
    Australia & New Zealand Banking Group, Ltd.                  218,548  4,855,784
*   Australian Agricultural Co., Ltd.                            148,639    165,284
    Australian Pharmaceutical Industries, Ltd.                   112,013    160,423
    Auswide Bank, Ltd.                                             1,410      5,689
    Automotive Holdings Group, Ltd.                               92,052    273,124
    Aveo Group                                                    76,907    186,039
    AVJennings, Ltd.                                               8,932      4,095
*   AWE, Ltd.                                                    272,850    120,279
    Bank of Queensland, Ltd.                                     141,486  1,285,477
    Bapcor, Ltd.                                                  16,479     68,552
    Beach Energy, Ltd.                                           678,423    387,205
*   Beadell Resources, Ltd.                                      320,143     74,550
    Bega Cheese, Ltd.                                             15,864     61,771
#   Bellamy's Australia, Ltd.                                     10,219     32,800
    Bendigo & Adelaide Bank, Ltd.                                178,094  1,696,070
    BHP Billiton, Ltd.                                           328,023  6,655,007
    BHP Billiton, Ltd. Sponsored ADR                              44,166  1,823,614
*   Billabong International, Ltd.                                 38,785     40,016
    Blackmores, Ltd.                                               2,266    198,735
    BlueScope Steel, Ltd.                                        224,573  1,909,611
    Boral, Ltd.                                                  444,913  1,966,200
*   Bradken, Ltd.                                                 54,874    134,027
    Brambles, Ltd.                                                75,149    593,904
    Breville Group, Ltd.                                          19,698    124,781

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
AUSTRALIA -- (Continued)
    Brickworks, Ltd.                                              16,274 $  156,372
    BT Investment Management, Ltd.                                18,036    128,167
*   Buru Energy, Ltd.                                             92,278     13,326
    Cabcharge Australia, Ltd.                                     41,051    113,754
    Caltex Australia, Ltd.                                        22,574    489,915
*   Cardno, Ltd.                                                  59,757     51,470
    carsales.com, Ltd.                                            43,518    344,870
    Cash Converters International, Ltd.                           96,321     25,969
    Cedar Woods Properties, Ltd.                                   7,144     29,169
    Challenger, Ltd.                                             149,277  1,249,061
    CIMIC Group, Ltd.                                              4,669    121,529
    Cleanaway Waste Management, Ltd.                             582,104    503,485
    Coca-Cola Amatil, Ltd.                                        71,839    531,274
    Cochlear, Ltd.                                                10,902  1,035,627
    Codan, Ltd.                                                   10,630     16,348
    Collins Foods, Ltd.                                           39,595    180,877
    Commonwealth Bank of Australia                                63,713  3,947,662
    Computershare, Ltd.                                           58,836    575,420
    Corporate Travel Management, Ltd.                             12,663    167,165
    Cover-More Group, Ltd.                                        46,116     67,166
    Credit Corp. Group, Ltd.                                      19,040    253,426
    Crown Resorts, Ltd.                                           19,411    167,918
    CSG, Ltd.                                                     69,391     41,044
    CSL, Ltd.                                                     29,062  2,477,536
    CSR, Ltd.                                                    205,421    687,897
    Data#3, Ltd.                                                  23,400     31,948
    Decmil Group, Ltd.                                            35,216     27,936
    Domino's Pizza Enterprises, Ltd.                              11,496    518,627
*   Doray Minerals, Ltd.                                          28,777      9,508
    Downer EDI, Ltd.                                             178,145    838,527
    DUET Group                                                   219,585    466,664
    DuluxGroup, Ltd.                                              80,610    371,524
    DWS, Ltd.                                                     11,284     12,759
    Eclipx Group, Ltd.                                            61,355    174,260
*   Elders, Ltd.                                                  17,233     55,554
*   Energy Resources of Australia, Ltd.                           55,774     29,207
*   Energy World Corp., Ltd.                                     154,243     45,441
    EQT Holdings, Ltd.                                               574      8,055
    ERM Power, Ltd.                                               37,573     34,336
    Event Hospitality and Entertainment, Ltd.                     29,114    325,801
    Evolution Mining, Ltd.                                       404,384    657,664
    Fairfax Media, Ltd.                                          873,898    563,981
*   Fleetwood Corp., Ltd.                                         11,993     17,577
#   Flight Centre Travel Group, Ltd.                              13,976    317,771
    Fortescue Metals Group, Ltd.                                 489,173  2,475,357
    G8 Education, Ltd.                                           110,223    298,831
    GBST Holdings, Ltd.                                            6,127     17,896
    Genworth Mortgage Insurance Australia, Ltd.                   36,523     92,202
    GrainCorp, Ltd. Class A                                       69,247    499,248
    Grange Resources, Ltd.                                       167,580     28,007
    Greencross, Ltd.                                              24,393    121,940
    GUD Holdings, Ltd.                                            12,181     89,711
    GWA Group, Ltd.                                               82,577    164,245

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
AUSTRALIA -- (Continued)
    Hansen Technologies, Ltd.                                     37,799 $  110,737
    Harvey Norman Holdings, Ltd.                                 140,826    534,127
    Healthscope, Ltd.                                            196,243    325,894
    HFA Holdings, Ltd.                                            20,779     33,736
*   Hills, Ltd.                                                   49,659     12,818
*   Horizon Oil, Ltd.                                            251,263     11,822
    Iluka Resources, Ltd.                                         78,056    447,960
*   Imdex, Ltd.                                                   60,824     31,395
    IMF Bentham, Ltd.                                             65,580     87,110
    Incitec Pivot, Ltd.                                          376,532  1,100,459
    Independence Group NL                                        149,861    430,730
    Infomedia, Ltd.                                               91,828     50,539
    Insurance Australia Group, Ltd.                              109,781    480,449
    InvoCare, Ltd.                                                21,457    216,242
    IOOF Holdings, Ltd.                                           73,370    506,781
    IRESS, Ltd.                                                   26,478    227,071
    iSelect, Ltd.                                                 57,728     76,195
    iSentia Group, Ltd.                                           19,797     39,386
    James Hardie Industries P.L.C.                                43,395    681,576
    James Hardie Industries P.L.C. Sponsored ADR                   6,180     97,459
    JB Hi-Fi, Ltd.                                                23,405    490,932
*   Karoon Gas Australia, Ltd.                                    33,143     45,212
*   Kingsgate Consolidated, Ltd.                                  46,498      9,841
    Link Administration Holdings, Ltd.                             1,804     10,502
*   Lynas Corp., Ltd.                                            714,623     46,147
    MACA, Ltd.                                                    61,847     74,399
*   Macmahon Holdings, Ltd.                                      196,207     23,081
    Macquarie Atlas Roads Group                                   64,324    244,935
    Macquarie Group, Ltd.                                         70,545  4,530,093
    Magellan Financial Group, Ltd.                                21,332    380,548
    Mantra Group, Ltd.                                            34,127     70,208
    MaxiTRANS Industries, Ltd.                                    33,340     15,180
*   Mayne Pharma Group, Ltd.                                     115,327    110,304
    McMillan Shakespeare, Ltd.                                    12,096     96,158
    McPherson's, Ltd.                                              5,740      4,518
    Medibank Pvt, Ltd.                                           350,542    718,378
*   Medusa Mining, Ltd.                                           80,202     24,390
    Melbourne IT, Ltd.                                            27,781     41,936
*   Mesoblast, Ltd.                                               27,071     33,055
*   Metals X, Ltd.                                               105,919     64,266
*   Metcash, Ltd.                                                371,397    593,845
*   Mincor Resources NL                                           43,402      8,737
    Mineral Resources, Ltd.                                       64,549    602,709
*   MMA Offshore, Ltd.                                           133,293     28,286
    Monadelphous Group, Ltd.                                      34,048    268,712
    Monash IVF Group, Ltd.                                        28,801     36,330
    Mortgage Choice, Ltd.                                         27,543     51,251
    Myer Holdings, Ltd.                                          347,849    319,539
    MYOB Group, Ltd.                                               5,780     14,908
    National Australia Bank, Ltd.                                208,492  4,794,506
    Navitas, Ltd.                                                 46,502    156,278
*   NetComm Wireless, Ltd.                                        20,389     28,553
    New Hope Corp., Ltd.                                          32,366     39,326

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
AUSTRALIA -- (Continued)
    Newcrest Mining, Ltd.                                        121,600 $1,994,139
    nib holdings, Ltd.                                            88,252    308,383
    Nine Entertainment Co. Holdings, Ltd.                        201,170    151,974
    Northern Star Resources, Ltd.                                135,385    393,858
*   NRW Holdings, Ltd.                                            23,437     12,466
    Nufarm, Ltd.                                                  54,958    374,331
    OFX Group, Ltd.                                               23,995     30,418
    Oil Search, Ltd.                                             152,464    796,254
    Orica, Ltd.                                                  125,356  1,784,445
    Origin Energy, Ltd.                                          165,757    888,828
*   Orocobre, Ltd.                                                29,368     94,188
    Orora, Ltd.                                                  365,758    791,403
    OZ Minerals, Ltd.                                            101,289    691,155
    Pacific Current Group, Ltd.                                    3,721     14,886
    Pact Group Holdings, Ltd.                                     24,166    119,806
*   Paladin Energy, Ltd.                                         836,713     79,423
*   Panoramic Resources, Ltd.                                     75,563     15,221
    Peet, Ltd.                                                    33,433     26,229
    Perpetual, Ltd.                                                9,233    327,868
*   Perseus Mining, Ltd.                                         363,765     92,952
#   Platinum Asset Management, Ltd.                               45,122    170,958
    PMP, Ltd.                                                     73,062     35,745
    Premier Investments, Ltd.                                     33,580    328,727
    Primary Health Care, Ltd.                                    208,090    592,205
*   Prime AET&D Holdings No.1, Ltd.                                    4         --
    Prime Media Group, Ltd.                                       58,679     13,580
    Pro Medicus, Ltd.                                              5,179     19,459
    Programmed Maintenance Services, Ltd.                        105,884    152,677
    Qantas Airways, Ltd.                                         334,671    865,069
    QBE Insurance Group, Ltd.                                    128,428  1,218,421
    Qube Holdings, Ltd.                                          235,998    411,904
    Ramsay Health Care, Ltd.                                       8,906    451,403
    RCG Corp., Ltd.                                                4,861      5,028
    RCR Tomlinson, Ltd.                                           48,729    107,509
    REA Group, Ltd.                                                4,246    169,512
    Reckon, Ltd.                                                  23,466     28,700
    Reece, Ltd.                                                      591     19,979
    Regis Healthcare, Ltd.                                        21,982     72,829
    Regis Resources, Ltd.                                         79,059    191,604
    Reject Shop, Ltd. (The)                                       10,302     66,272
    Resolute Mining, Ltd.                                        270,071    300,559
    Retail Food Group, Ltd.                                       33,988    166,092
    Ridley Corp., Ltd.                                            91,167     88,925
    Rio Tinto, Ltd.                                               60,640  3,076,232
    Ruralco Holdings, Ltd.                                         2,394      5,536
*   Salmat, Ltd.                                                  11,000      5,088
    Sandfire Resources NL                                         64,530    322,897
    Santos, Ltd.                                                 411,949  1,253,268
*   Saracen Mineral Holdings, Ltd.                               354,155    286,332
    Seek, Ltd.                                                    56,971    624,437
    Select Harvests, Ltd.                                         16,707     70,961
*   Senex Energy, Ltd.                                           300,848     63,886
    Servcorp, Ltd.                                                 9,992     47,748

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
AUSTRALIA -- (Continued)
    Service Stream, Ltd.                                          64,652 $   56,712
    Seven Group Holdings, Ltd.                                    28,812    160,016
    Seven West Media, Ltd.                                       435,437    267,796
    SG Fleet Group, Ltd.                                          11,694     30,362
    Sigma Pharmaceuticals, Ltd.                                  145,434    132,932
    Silver Chef, Ltd.                                              7,279     49,688
#*  Silver Lake Resources, Ltd.                                  254,382    129,840
    Sims Metal Management, Ltd.                                   67,033    569,666
    Sirtex Medical, Ltd.                                          11,633    124,008
#*  Slater & Gordon, Ltd.                                        101,180     19,580
    SMS Management & Technology, Ltd.                             19,539     20,586
    Sonic Healthcare, Ltd.                                        46,422    732,136
    South32, Ltd.                                                669,739  1,401,753
    South32, Ltd. ADR                                             47,819    504,490
    Southern Cross Media Group, Ltd.                             241,611    269,400
    Spark Infrastructure Group                                   306,231    544,268
*   Specialty Fashion Group, Ltd.                                  8,094      3,227
    SpeedCast International, Ltd.                                 12,197     33,245
    Spotless Group Holdings, Ltd.                                298,557    213,050
*   St Barbara, Ltd.                                              97,768    173,079
    Star Entertainment Grp, Ltd. (The)                           272,629    987,630
    Steadfast Group, Ltd.                                        199,347    346,501
    Suncorp Group, Ltd.                                          120,409  1,190,476
*   Sundance Energy Australia, Ltd.                              306,898     46,717
    Sunland Group, Ltd.                                           21,844     27,701
    Super Retail Group, Ltd.                                      44,252    327,194
    Sydney Airport                                                73,615    326,678
    Tabcorp Holdings, Ltd.                                       283,898  1,020,400
    Tassal Group, Ltd.                                            52,023    182,278
    Tatts Group, Ltd.                                            385,640  1,269,606
    Technology One, Ltd.                                          52,967    207,006
    Telstra Corp., Ltd.                                          114,821    435,636
    Telstra Corp., Ltd. ADR                                          600     11,406
*   Ten Network Holdings, Ltd.                                    73,201     50,004
#   TFS Corp., Ltd.                                              136,509    162,699
    Thorn Group, Ltd.                                             43,601     57,212
*   Tiger Resources, Ltd.                                        202,588      5,997
    Tox Free Solutions, Ltd.                                      55,569    111,691
    TPG Telecom, Ltd.                                             83,028    407,884
    Transurban Group                                              96,237    744,691
    Treasury Wine Estates, Ltd.                                  156,226  1,378,229
*   Troy Resources, Ltd.                                         169,473     19,368
    Villa World, Ltd.                                              8,253     15,211
    Village Roadshow, Ltd.                                        27,836     83,679
*   Virgin Australia Holdings, Ltd.(B43DQC7)                     255,702     42,674
*   Virgin Australia Holdings, Ltd.()                            312,963         --
    Virtus Health, Ltd.                                           29,456    114,436
    Vita Group, Ltd.                                              23,833     57,494
    Vocus Group, Ltd.                                            114,100    349,910
*   Watpac, Ltd.                                                  32,558     18,543
    Webjet, Ltd.                                                  15,563    133,311
    Wesfarmers, Ltd.                                              41,851  1,278,502
*   Western Areas, Ltd.                                           93,639    174,835

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- ------------
AUSTRALIA -- (Continued)
*   Westgold Resources, Ltd.                                      52,959 $     79,726
    Westpac Banking Corp.                                        208,931    5,029,695
*   Whitehaven Coal, Ltd.                                        221,391      478,177
    Woodside Petroleum, Ltd.                                     162,373    3,893,151
    Woolworths, Ltd.                                              64,420    1,202,231
*   WorleyParsons, Ltd.                                           68,099      512,047
    WPP AUNZ, Ltd.                                               136,482      109,893
                                                                         ------------
TOTAL AUSTRALIA                                                           125,631,322
                                                                         ------------
AUSTRIA -- (0.4%)
    Agrana Beteiligungs AG                                           753       97,204
    ANDRITZ AG                                                    10,750      581,036
    Atrium European Real Estate, Ltd.                             38,404      161,259
    Austria Technologie & Systemtechnik AG                        13,642      139,828
    BUWOG AG                                                      22,525      537,502
    CA Immobilien Anlagen AG                                      19,079      375,873
    DO & CO AG                                                       897       56,125
    Erste Group Bank AG                                           30,864      940,771
    EVN AG                                                         9,495      116,258
    Kapsch TrafficCom AG                                             655       26,949
    Lenzing AG                                                     3,488      498,327
    Mayr Melnhof Karton AG                                         2,507      282,894
    Oesterreichische Post AG                                       7,933      286,978
    OMV AG                                                        65,612    2,296,293
    Palfinger AG                                                   1,362       45,857
    POLYTEC Holding AG                                             4,485       61,855
    Porr Ag                                                          865       37,494
*   Raiffeisen Bank International AG                              42,406      944,472
    RHI AG                                                         6,143      151,594
    Rosenbauer International AG                                      731       41,762
    S IMMO AG                                                     15,332      177,948
    Schoeller-Bleckmann Oilfield Equipment AG                        813       61,267
    Semperit AG Holding                                            3,249      102,157
    Strabag SE                                                     6,439      235,866
    Telekom Austria AG                                            31,988      196,960
    UNIQA Insurance Group AG                                      37,655      310,533
    Verbund AG                                                    19,776      318,840
    Vienna Insurance Group AG Wiener Versicherung Gruppe           7,193      175,303
    Voestalpine AG                                                33,267    1,410,628
    Wienerberger AG                                               48,107      928,630
    Zumtobel Group AG                                              4,824       81,041
                                                                         ------------
TOTAL AUSTRIA                                                              11,679,504
                                                                         ------------
BELGIUM -- (1.0%)
*   Ablynx NV                                                      3,892       50,167
    Ackermans & van Haaren NV                                      9,630    1,313,252
    Ageas                                                         45,717    1,957,478
*   AGFA-Gevaert NV                                               93,007      366,855
    Anheuser-Busch InBev SA                                       45,871    4,789,759
    Anheuser-Busch InBev SA Sponsored ADR                         13,736    1,432,115
    Atenor                                                           165        8,217
    Banque Nationale de Belgique                                      55      170,972

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
BELGIUM -- (Continued)
    Barco NV                                                       4,218 $   366,964
    Bekaert SA                                                    16,052     696,628
    bpost SA                                                      15,737     380,687
*   Celyad SA                                                      1,215      26,589
    Cie d'Entreprises CFE                                          2,964     327,357
*   Cie Immobiliere de Belgique SA                                   329      19,705
    Colruyt SA                                                    22,901   1,120,801
    D'ieteren SA                                                  10,401     469,878
    Deceuninck NV                                                 18,601      44,153
    Econocom Group SA                                             32,081     484,487
    Elia System Operator SA                                        6,629     330,674
    Euronav NV                                                    31,723     247,737
    EVS Broadcast Equipment SA                                     3,420     118,199
    Exmar NV                                                      13,346     106,411
#*  Fagron                                                        11,761     114,838
*   Galapagos NV                                                   9,303     606,247
    Ion Beam Applications                                          6,562     279,030
    Jensen-Group NV                                                  324      13,500
    KBC Group NV                                                  22,708   1,474,818
    Kinepolis Group NV                                             7,850     376,724
    Lotus Bakeries                                                    60     159,223
*   MDxHealth                                                      5,908      32,016
    Melexis NV                                                     4,562     342,915
*   Nyrstar NV                                                    28,519     241,217
    Ontex Group NV                                                14,649     443,607
*   Orange Belgium SA                                             16,120     363,790
    Picanol                                                          274      24,867
    Proximus SADP                                                 30,745     882,986
    RealDolmen                                                       455      12,001
    Recticel SA                                                    9,986      74,468
    Resilux                                                          440      78,214
    Roularta Media Group NV                                        1,508      42,966
    Sioen Industries NV                                            4,172     131,831
    Sipef SA                                                       1,116      76,224
    Solvay SA                                                     19,139   2,244,043
*   Telenet Group Holding NV                                       8,945     479,988
*   Tessenderlo Chemie NV                                         15,206     565,106
    UCB SA                                                        20,644   1,425,883
    Umicore SA                                                    23,662   1,325,413
    Van de Velde NV                                                2,567     179,555
*   Viohalco SA                                                   20,959      30,992
                                                                         -----------
TOTAL BELGIUM                                                             26,851,547
                                                                         -----------
BRAZIL -- (1.5%)
    AES Tiete Energia SA(BZ8W2L7)                                 55,404     255,544
    AES Tiete Energia SA(BZ8W2J5)                                     21          20
    Aliansce Shopping Centers SA                                  56,962     270,258
    Alupar Investimento SA                                        21,148     123,940
    Ambev SA                                                      24,800     135,400
    Ambev SA ADR                                                 107,421     578,999
    Arezzo Industria e Comercio SA                                17,650     163,031
*   B2W Cia Digital                                               60,726     231,184
    Banco Alfa de Investimento SA                                 14,300      20,237

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
BRAZIL -- (Continued)
    Banco Bradesco SA                                             47,849 $  488,055
    Banco do Brasil SA                                            85,084    839,912
    Banco Santander Brasil SA                                     36,828    365,904
    BB Seguridade Participacoes SA                                36,500    323,186
    BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros      557,458  3,270,851
*   BR Malls Participacoes SA                                    116,610    542,641
*   Brasil Brokers Participacoes SA                               61,000     33,937
    BrasilAgro - Co. Brasileira de Propriedades Agricolas          3,200     12,088
    Braskem SA Sponsored ADR                                      23,556    487,374
    BRF SA                                                        36,816    519,609
    BRF SA ADR                                                    12,343    174,407
    CCR SA                                                        70,662    347,977
*   Centrais Eletricas Brasileiras SA                             40,200    265,684
    CETIP SA - Mercados Organizados                               66,833    998,029
    Cia Brasileira de Distribuicao ADR                             7,747    142,080
    Cia de Saneamento Basico do Estado de Sao Paulo               23,700    235,776
    Cia de Saneamento Basico do Estado de Sao Paulo ADR           25,800    256,968
    Cia de Saneamento de Minas Gerais-COPASA                      15,481    211,975
    Cia Energetica de Minas Gerais                                 7,639     23,531
    Cia Hering                                                    83,599    411,149
    Cia Paranaense de Energia                                      7,100     51,199
*   Cia Siderurgica Nacional SA                                  120,100    440,507
*   Cia Siderurgica Nacional SA Sponsored ADR                    222,689    810,588
    Cielo SA                                                      29,787    250,327
*   Cosan Logistica SA                                            26,680     49,892
    Cosan SA Industria e Comercio                                 50,330    643,165
    CPFL Energia SA                                               29,300    235,432
    CVC Brasil Operadora e Agencia de Viagens SA                   7,800     64,365
    Cyrela Brazil Realty SA Empreendimentos e Participacoes      108,121    444,414
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes                                                  300        915
    Dimed SA Distribuidora da Medicamentos                           200     41,086
    Direcional Engenharia SA                                      19,404     36,403
*   Duratex SA                                                   131,185    313,996
    EcoRodovias Infraestrutura e Logistica SA                     67,520    182,754
    EDP--Energias do Brasil SA                                    65,752    293,122
    Embraer SA                                                     8,000     45,696
    Embraer SA ADR                                                26,052    595,549
    Engie Brasil Energia SA                                       13,700    155,644
    Equatorial Energia SA                                         39,532    728,751
    Estacio Participacoes SA                                      98,108    495,007
*   Eternit SA                                                    53,144     25,301
    Even Construtora e Incorporadora SA                          102,300    145,784
    Ez Tec Empreendimentos e Participacoes SA                     24,159    139,978
    Fibria Celulose SA                                            25,130    234,333
    Fibria Celulose SA Sponsored ADR                              29,555    272,497
    Fleury SA                                                     37,600    453,322
    GAEC Educacao SA                                               8,900     37,846
    Gafisa SA                                                     86,400     67,467
    Gafisa SA ADR                                                 54,377     83,197
    Gerdau SA                                                     59,100    161,922
    Gerdau SA Sponsored ADR                                      134,698    515,893
    Grendene SA                                                   26,900    158,034
    Guararapes Confeccoes SA                                       4,700    101,661

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
BRAZIL -- (Continued)
    Helbor Empreendimentos SA                                     66,677 $   52,689
    Hypermarcas SA                                                29,698    263,443
    Iguatemi Empresa de Shopping Centers SA                       17,900    169,360
*   International Meal Co. Alimentacao SA                         52,200     86,945
    Iochpe Maxion SA                                              47,137    194,343
    Itau Unibanco Holding SA                                      33,569    342,519
    JBS SA                                                       185,333    700,121
*   JHSF Participacoes SA                                         23,200     15,180
    JSL SA                                                        23,100     70,713
    Kepler Weber SA                                                4,800     30,065
    Klabin SA                                                     93,277    480,815
    Kroton Educacional SA                                        418,720  1,795,283
    Light SA                                                      26,507    165,431
    Linx SA                                                       15,300     87,604
    Localiza Rent a Car SA                                        50,104    586,059
*   Log-in Logistica Intermodal SA                                 3,100      3,904
    Lojas Americanas SA                                           34,293    143,144
    Lojas Renner SA                                              152,460  1,155,474
*   LPS Brasil Consultoria de Imoveis SA                           4,600      6,688
    M Dias Branco SA                                               9,616    378,164
*   Magnesita Refratarios SA                                      17,186    133,645
    Mahle-Metal Leve SA                                            9,900     66,838
*   Marfrig Global Foods SA                                      114,300    234,362
*   Marisa Lojas SA                                               19,360     38,969
*   Mills Estruturas e Servicos de Engenharia SA                  52,057     65,598
*   Minerva SA                                                    35,600    135,718
    MRV Engenharia e Participacoes SA                            159,837    647,358
    Multiplan Empreendimentos Imobiliarios SA                     14,775    292,842
    Multiplus SA                                                  11,200    126,461
    Natura Cosmeticos SA                                          40,447    324,370
    Odontoprev SA                                                 52,600    187,132
    Paranapanema SA                                               51,280     23,428
*   Petroleo Brasileiro SA                                       321,106  1,650,257
*   Petroleo Brasileiro SA Sponsored ADR                          19,287    197,885
    Porto Seguro SA                                               41,477    345,917
    Portobello SA                                                 21,800     18,348
    Qualicorp SA                                                  87,226    570,505
    Raia Drogasil SA                                              35,950    747,128
*   Restoque Comercio e Confeccoes de Roupas SA                   29,876     38,397
    Rodobens Negocios Imobiliarios SA                              6,300     13,900
*   Rumo Logistica Operadora Multimodal SA                       172,716    411,383
*   Santos Brasil Participacoes SA                                89,250     60,622
    Sao Martinho SA                                               48,000    311,713
    Ser Educacional SA                                            14,900     83,869
    SLC Agricola SA                                               34,600    180,296
    Smiles SA                                                     11,700    193,087
    Sonae Sierra Brasil SA                                         5,937     34,826
*   Springs Global Participacoes SA                               12,600     31,405
    Sul America SA                                                85,678    505,469
    Tecnisa SA                                                    46,758     41,414
    Telefonica Brasil SA ADR                                      12,260    181,203
    Tim Participacoes SA                                          72,021    204,529
    Tim Participacoes SA ADR                                       6,220     87,889

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
BRAZIL -- (Continued)
    Totvs SA                                                      40,182 $   332,782
    Transmissora Alianca de Energia Eletrica SA                   51,533     350,936
    Tupy SA                                                       12,500      47,286
    Ultrapar Participacoes SA                                      2,500      52,462
    Ultrapar Participacoes SA Sponsored ADR                       28,612     599,135
*   Usinas Siderurgicas de Minas Gerais SA                        23,560      61,847
    Vale SA                                                      181,082   1,849,687
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao SA                                31,193     237,271
    Via Varejo SA                                                 70,000     199,264
    WEG SA                                                        57,532     290,465
                                                                         -----------
TOTAL BRAZIL                                                              38,941,635
                                                                         -----------
CANADA -- (6.5%)
*   5N Plus, Inc.                                                 20,100      27,341
    Absolute Software Corp.                                       10,380      55,839
    Acadian Timber Corp.                                             953      12,699
*   Advantage Oil & Gas, Ltd.                                     79,861     514,916
    Aecon Group, Inc.                                             24,581     306,967
    Ag Growth International, Inc.                                  2,000      83,842
    AGF Management, Ltd. Class B                                  30,628     142,401
    Agnico Eagle Mines, Ltd.(008474108)                            2,958     141,097
    Agnico Eagle Mines, Ltd.(2009823)                             20,137     960,564
    Agrium, Inc.(008916108)                                        9,921   1,020,970
    Agrium, Inc.(2213538)                                         10,637   1,095,539
    AGT Food & Ingredients, Inc.                                  11,918     326,148
    Aimia, Inc.                                                   27,130     177,844
*   Air Canada                                                    15,333     157,543
    AirBoss of America Corp.                                       7,093      72,443
*   Alacer Gold Corp.                                            122,202     225,387
    Alamos Gold, Inc. Class A(011532108)                          40,526     303,945
    Alamos Gold, Inc. Class A(BZ3DNP6)                            66,374     497,837
    Alaris Royalty Corp.                                          10,159     171,522
*   Alexco Resource Corp.                                         33,113      61,582
    Algoma Central Corp.                                           3,600      36,270
    Algonquin Power & Utilities Corp.                             58,426     507,818
    Alimentation Couche-Tard, Inc. Class B                        32,955   1,509,662
    AltaGas, Ltd.                                                 35,903     853,946
    Alterra Power Corp.                                            2,071       7,893
    Altus Group, Ltd.                                             11,055     253,596
*   Amaya, Inc.(BT8J595)                                           2,097      28,766
*   Amaya, Inc.(02314M108)                                        17,085     234,919
*   Americas Silver Corp.                                         11,652      39,579
    Andrew Peller, Ltd. Class A                                   11,100      90,762
    ARC Resources, Ltd.                                           59,127     920,132
*   Argonaut Gold, Inc.                                           72,341     135,092
    Atco, Ltd. Class I                                            10,200     359,165
*   Athabasca Oil Corp.                                          182,955     233,395
*   ATS Automation Tooling Systems, Inc.                          29,357     296,221
*   AuRico Metals, Inc.(05157J108)                                13,553      11,895
*   AuRico Metals, Inc.(BYR52G5)                                  29,187      25,795
    AutoCanada, Inc.                                               9,510     185,340
*   Avigilon Corp.                                                10,738     118,995

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
CANADA -- (Continued)
*   B2Gold Corp.                                                 334,641 $1,015,817
    Badger Daylighting, Ltd.                                       7,590    192,367
    Bank of Montreal(2076009)                                     43,584  3,296,809
    Bank of Montreal(063671101)                                   23,441  1,772,843
    Bank of Nova Scotia (The)(2076281)                            46,481  2,777,608
    Bank of Nova Scotia (The)(064149107)                          34,264  2,048,302
    Barrick Gold Corp.                                            58,632  1,081,174
#*  Baytex Energy Corp.(B4VGVM3)                                  70,319    280,465
*   Baytex Energy Corp.(07317Q105)                                22,889     91,556
    BCE, Inc.                                                     14,400    649,155
#*  Bellatrix Exploration, Ltd.(B580BW5)                         105,451     87,521
*   Bellatrix Exploration, Ltd.(078314101)                         8,926      7,409
*   Birchcliff Energy, Ltd.                                       90,731    559,203
    Bird Construction, Inc.                                       11,216     76,368
    Black Diamond Group, Ltd.                                     13,816     57,228
*   BlackBerry, Ltd.(09228F103)                                   92,995    656,545
*   BlackBerry, Ltd.(BCBHZ31)                                     47,700    336,512
*   BlackPearl Resources, Inc.                                    67,251     80,107
*   Bombardier, Inc. Class A                                      20,390     40,271
*   Bombardier, Inc. Class B                                     241,100    461,356
    Bonavista Energy Corp.                                        74,902    265,934
    Bonterra Energy Corp.                                         13,150    254,056
    Boralex, Inc. Class A                                         15,200    231,753
    Brookfield Asset Management, Inc. Class A                     18,750    648,415
*   BRP, Inc.                                                      6,448    130,273
    CAE, Inc.(2162760)                                            26,952    382,765
    CAE, Inc.(124765108)                                           3,000     42,600
    Calfrac Well Services, Ltd.                                   52,372    170,247
    Calian Group, Ltd.                                             1,800     37,418
    Callidus Capital Corp.                                         5,800     83,707
    Cameco Corp.                                                  73,384    934,465
*   Canaccord Genuity Group, Inc.                                 53,815    181,555
*   Canacol Energy, Ltd.                                          51,084    145,646
    Canadian Energy Services & Technology Corp.                   25,217    149,413
    Canadian Imperial Bank of Commerce                            18,907  1,610,055
    Canadian National Railway Co.(2180632)                        13,000    903,531
    Canadian National Railway Co.(136375102)                       4,838    336,338
    Canadian Natural Resources, Ltd.(136385101)                   84,975  2,568,794
    Canadian Natural Resources, Ltd.(2171573)                     41,220  1,246,182
    Canadian Pacific Railway, Ltd.                                 9,072  1,372,112
    Canadian Tire Corp., Ltd. Class A                             12,043  1,280,792
    Canadian Utilities, Ltd. Class A                              18,114    515,614
    Canadian Western Bank                                         42,776    972,712
    Canam Group, Inc.                                             16,666    117,959
    Canexus Corp.                                                 66,064     82,755
*   Canfor Corp.                                                  32,204    349,202
    Canfor Pulp Products, Inc.                                    15,606    125,568
    CanWel Building Materials Group, Ltd.                          5,400     24,360
    Canyon Services Group, Inc.                                   35,900    172,430
    Capital Power Corp.                                           21,645    410,527
*   Capstone Mining Corp.                                        149,688    166,799
    Cascades, Inc.                                                30,187    274,902
    CCL Industries, Inc. Class B                                   5,735  1,180,275

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
CANADA -- (Continued)
*   Celestica, Inc.(2263362)                                       3,800 $   52,769
*   Celestica, Inc.(15101Q108)                                    46,888    650,805
    Cenovus Energy, Inc.                                          86,646  1,180,985
    Centerra Gold, Inc.(B01NXQ4)                                  81,354    402,004
    Centerra Gold, Inc.(152006102)                                 1,177      5,808
*   Cequence Energy, Ltd.                                         42,205     10,703
    Cervus Equipment Corp.                                         3,004     34,998
*   CGI Group, Inc. Class A                                       27,460  1,320,401
    Chesswood Group, Ltd.                                            500      4,542
*   China Gold International Resources Corp., Ltd.               125,324    252,333
    CI Financial Corp.                                            30,766    643,101
    Cineplex, Inc.                                                 9,995    402,412
    Clearwater Seafoods, Inc.                                      5,700     44,330
    Cogeco Communications, Inc.                                    8,351    455,655
    Cogeco, Inc.                                                   8,026    381,794
    Colliers International Group, Inc.(194693107)                  5,284    193,659
    Colliers International Group, Inc.(BYL7SB4)                    2,200     80,561
    Computer Modelling Group, Ltd.                                17,124    123,306
    Constellation Software, Inc.                                   2,091    944,433
*   Copper Mountain Mining Corp.                                  45,021     40,480
    Corby Spirit and Wine, Ltd.                                    1,600     27,580
*   Corridor Resources, Inc.                                      15,700      6,636
    Corus Entertainment, Inc. Class B                             45,423    451,001
    Cott Corp.(22163N106)                                         26,176    277,466
    Cott Corp.(2228952)                                           26,799    284,414
    Crescent Point Energy Corp.(B67C8W8)                          21,400    249,482
    Crescent Point Energy Corp.(22576C101)                        46,828    546,483
*   Crew Energy, Inc.                                             65,575    291,780
*   CRH Medical Corp.                                              7,665     47,536
#*  Delphi Energy Corp.                                           68,100     76,408
*   Denison Mines Corp.                                          145,885    108,748
*   Descartes Systems Group, Inc. (The)                            9,700    211,779
*   Detour Gold Corp.                                             69,263    939,475
    DH Corp.                                                      25,498    450,881
    DHX Media, Ltd.                                               23,751    123,113
*   DIRTT Environmental Solutions                                 10,600     56,533
    Dollarama, Inc.                                               13,114    993,187
    Dominion Diamond Corp.(B95LX89)                               20,000    200,269
    Dominion Diamond Corp.(257287102)                             16,248    162,642
    Dorel Industries, Inc. Class B                                12,850    355,504
*   Dundee Precious Metals, Inc.                                  63,220    142,837
    E-L Financial Corp., Ltd.                                        184    102,801
*   Eldorado Gold Corp.(284902103)                                22,591     79,746
*   Eldorado Gold Corp.(2307873)                                 265,988    940,284
    Element Fleet Management Corp.                                81,323    790,575
    Emera, Inc.                                                    5,459    190,630
    Empire Co., Ltd. Class A                                      52,404    654,421
    Enbridge, Inc.(2466149)                                       17,174    731,174
    Enbridge, Inc.(29250N105)                                      4,298    183,095
    Encana Corp.(2793193)                                          4,651     59,368
    Encana Corp.(292505104)                                       72,573    926,031
*   Endeavour Mining Corp.                                        18,919    361,450
    Enercare, Inc.                                                36,044    501,638

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
CANADA -- (Continued)
    Enerflex, Ltd.                                                36,495 $  514,085
*   Energy Fuels, Inc.                                             4,900     10,770
    Enerplus Corp.(292766102)                                     42,278    377,543
    Enerplus Corp.(B584T89)                                       22,800    203,251
    Enghouse Systems, Ltd.                                         3,722    145,533
    Ensign Energy Services, Inc.                                  55,291    376,892
*   Epsilon Energy, Ltd.                                          14,800     38,557
    Equitable Group, Inc.                                          5,200    237,572
*   Essential Energy Services Trust                               38,149     22,574
    Evertz Technologies, Ltd.                                      8,165    107,925
    Exchange Income Corp.                                          8,657    266,246
    Exco Technologies, Ltd.                                       20,290    160,293
*   EXFO, Inc.                                                        33        194
    Extendicare, Inc.                                             20,535    163,175
    Fairfax Financial Holdings, Ltd.                               3,177  1,484,431
    Fiera Capital Corp.                                            8,500     86,682
    Finning International, Inc.                                   55,369  1,120,783
    First Capital Realty, Inc.                                    15,000    238,617
*   First Majestic Silver Corp.(2833583)                          56,938    545,642
*   First Majestic Silver Corp.(32076V103)                         9,100     87,360
    First National Financial Corp.                                 3,400     75,564
    First Quantum Minerals, Ltd.                                 154,878  1,953,155
    FirstService Corp.(33767E103)                                  5,607    279,733
    FirstService Corp.(BYL7ZF7)                                    2,200    109,810
    Fortis, Inc.                                                  13,429    431,792
*   Fortress Paper, Ltd. Class A                                   1,649     10,581
*   Fortuna Silver Mines, Inc.                                    54,140    337,010
    Franco-Nevada Corp.                                            3,505    227,965
    Gamehost, Inc.                                                 6,298     55,418
    Genesis Land Development Corp.                                12,700     27,425
    Genworth MI Canada, Inc.                                      18,309    459,114
    George Weston, Ltd.                                           11,061    943,362
    Gibson Energy, Inc.                                           39,531    575,687
    Gildan Activewear, Inc.                                       21,696    567,556
*   Glacier Media, Inc.                                            1,400        807
    Gluskin Sheff + Associates, Inc.                               8,975    126,012
    GMP Capital, Inc.                                              9,669     30,837
    goeasy, Ltd.                                                   2,000     44,880
    Goldcorp, Inc.(380956409)                                     57,852    935,467
    Goldcorp, Inc.(2676302)                                       17,818    288,100
*   Golden Star Resources, Ltd.                                   41,800     35,656
*   Gran Tierra Energy, Inc.(38500T101)                              444      1,146
*   Gran Tierra Energy, Inc.(B2PPCS5)                            147,248    377,951
    Granite Oil Corp.                                             19,930     78,571
*   Great Canadian Gaming Corp.                                   16,200    316,593
    Great-West Lifeco, Inc.                                       14,700    402,845
*   Heroux-Devtek, Inc.                                            7,091     78,852
    High Liner Foods, Inc.                                        12,787    188,083
    HNZ Group, Inc.                                                  700      6,972
#   Home Capital Group, Inc.                                      22,100    504,925
    Horizon North Logistics, Inc.                                 56,814     88,195
    HudBay Minerals, Inc.(B05BQ98)                                37,299    292,797
    HudBay Minerals, Inc.(B05BDX1)                                71,632    560,945

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
CANADA -- (Continued)
    Hudson's Bay Co.                                              33,828 $  259,965
*   Husky Energy, Inc.                                            56,420    727,989
*   IAMGOLD Corp.(450913108)                                      35,221    162,721
*   IAMGOLD Corp.(2446646)                                       135,860    628,532
    IGM Financial, Inc.                                            6,883    211,528
*   Imperial Metals Corp.                                          9,500     49,645
    Imperial Oil, Ltd.                                            16,909    555,968
*   Indigo Books & Music, Inc.                                     1,800     24,373
    Industrial Alliance Insurance & Financial Services, Inc.      29,802  1,253,917
    Information Services Corp.                                     2,900     44,417
    Innergex Renewable Energy, Inc.                               23,110    244,908
    Intact Financial Corp.                                         7,700    562,211
    Inter Pipeline, Ltd.                                          17,909    388,390
*   Interfor Corp.                                                29,568    313,801
    Intertape Polymer Group, Inc.                                 12,470    227,407
*   Ithaca Energy, Inc.                                          162,026    217,902
    Jean Coutu Group PJC, Inc. (The) Class A                      17,800    279,739
    Just Energy Group, Inc.                                       24,526    145,695
    K-Bro Linen, Inc.                                              1,229     38,950
*   Kelt Exploration, Ltd.                                        10,095     48,799
    Keyera Corp.                                                  18,044    529,707
*   Kinross Gold Corp.(496902404)                                  7,412     28,907
*   Kinross Gold Corp.(B03Z841)                                  376,983  1,468,821
*   Kirkland Lake Gold, Ltd.                                      40,234    288,479
*   Klondex Mines, Ltd.                                           70,863    350,707
    Laurentian Bank of Canada                                     14,380    650,457
    Leon's Furniture, Ltd.                                         5,044     73,921
*   Lightstream Resources, Ltd.                                   52,634         --
    Linamar Corp.                                                 21,336    938,046
    Liquor Stores N.A., Ltd.                                      13,791    107,678
    Loblaw Cos., Ltd.                                             15,350    806,731
    Lucara Diamond Corp.                                         108,914    246,077
*   Lundin Mining Corp.                                          102,600    627,624
    MacDonald Dettwiler & Associates, Ltd.                         5,145    284,957
    Magellan Aerospace Corp.                                       6,000     81,937
    Magna International, Inc.                                     50,544  2,186,453
*   Mainstreet Equity Corp.                                        2,943     75,427
*   Major Drilling Group International, Inc.                      36,597    221,340
    Mandalay Resources Corp.                                     185,085    125,168
    Manitoba Telecom Services, Inc.                               11,911    343,806
    Manulife Financial Corp.(2492519)                             70,641  1,354,461
    Manulife Financial Corp.(56501R106)                           57,805  1,107,544
    Maple Leaf Foods, Inc.                                        26,487    607,191
    Martinrea International, Inc.                                 38,841    245,956
*   McCoy Global, Inc.                                               700      1,022
    Medical Facilities Corp.                                      13,342    194,401
*   MEG Energy Corp.                                              49,441    256,846
*   Mercator Minerals, Ltd.                                       15,420         --
*   Merus Labs International, Inc.                                50,598     40,828
    Methanex Corp.(2654416)                                       18,500    924,964
    Methanex Corp.(59151K108)                                      5,399    270,220
    Metro, Inc.                                                   59,384  1,803,996
*   Mitel Networks Corp.                                          33,777    234,395

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
CANADA -- (Continued)
    Morneau Shepell, Inc.                                         21,396 $  305,669
    MTY Food Group, Inc.                                           2,800    101,736
    Mullen Group, Ltd.                                            36,338    523,602
    National Bank of Canada                                       58,191  2,511,884
    New Flyer Industries, Inc.                                    11,365    364,204
*   New Gold, Inc.                                               206,119    549,651
    Newalta Corp.                                                 38,960     69,761
    Norbord, Inc.                                                  8,762    217,503
    North American Energy Partners, Inc.                           3,200     16,575
    North West Co., Inc. (The)                                     9,620    216,464
    Northern Blizzard Resources, Inc.                             11,822     34,978
    Northland Power, Inc.                                         21,367    393,104
*   NuVista Energy, Ltd.                                          69,369    347,045
    OceanaGold Corp.                                             220,698    766,613
    Onex Corp.                                                    13,600    951,713
    Open Text Corp.                                               18,400    629,807
*   Orbite Technologies, Inc.                                     52,000      9,990
    Osisko Gold Royalties, Ltd.                                   28,058    307,908
*   Painted Pony Petroleum, Ltd.                                  41,052    246,706
    Pan American Silver Corp.                                     54,594  1,066,221
*   Paramount Resources, Ltd. Class A                              8,907    114,448
*   Parex Resources, Inc.                                         31,286    364,012
    Parkland Fuel Corp.                                           17,622    367,811
    Pason Systems, Inc.                                           14,630    214,067
    Pembina Pipeline Corp.(B4PT2P8)                                3,842    119,194
    Pembina Pipeline Corp.(B4PPQG5)                                6,291    195,084
*   Pengrowth Energy Corp.                                       216,240    270,871
*   Penn West Petroleum, Ltd.(707887105)                          26,052     44,549
*   Penn West Petroleum, Ltd.(B63FY34)                           201,044    342,991
    Peyto Exploration & Development Corp.                         21,031    457,712
    PHX Energy Services Corp.                                      8,919     27,622
    Pizza Pizza Royalty Corp.                                      7,474     99,653
    Potash Corp. of Saskatchewan, Inc.(73755L107)                 71,029  1,321,139
    Potash Corp. of Saskatchewan, Inc.(2696980)                   10,800    200,936
    PrairieSky Royalty, Ltd.                                       1,699     39,823
*   Precision Drilling Corp.(74022D308)                           24,082    135,822
*   Precision Drilling Corp.(B5YPLH9)                            100,961    567,942
    Premium Brands Holdings Corp.                                  5,300    284,011
*   Primero Mining Corp.                                          95,860     72,194
*   Pulse Seismic, Inc.                                           22,820     41,387
    Quebecor, Inc. Class B                                        18,000    542,110
*   Questerre Energy Corp. Class A                                32,700     17,591
*   Raging River Exploration, Inc.                                32,866    238,931
*   Redknee Solutions, Inc.                                        9,400     12,858
    Reitmans Canada, Ltd. Class A                                 17,204     79,988
    Restaurant Brands International, Inc.                          4,000    196,211
    Richelieu Hardware, Ltd.                                      10,504    219,968
*   Richmont Mines, Inc.                                           8,700     71,338
    Ritchie Bros Auctioneers, Inc.(767744105)                      4,495    145,818
    Ritchie Bros Auctioneers, Inc.(2345390)                        7,600    246,354
*   RMP Energy, Inc.                                              82,801     49,633
    Rocky Mountain Dealerships, Inc.                               3,991     33,922
    Rogers Communications, Inc. Class B(775109200)                 4,474    194,172

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
CANADA -- (Continued)
    Rogers Communications, Inc. Class B(2169051)                   4,600 $  199,554
    Rogers Sugar, Inc.                                            47,681    243,306
    Royal Bank of Canada(2754383)                                 55,774  4,010,156
    Royal Bank of Canada(780087102)                               69,446  4,991,084
    Russel Metals, Inc.                                           16,127    334,624
*   Sandstorm Gold, Ltd.                                          54,344    239,719
    Sandvine Corp.                                                68,300    148,016
    Saputo, Inc.                                                  14,340    527,976
*   Savanna Energy Services Corp.                                 23,865     36,680
    Secure Energy Services, Inc.                                  53,850    446,939
*   SEMAFO, Inc.                                                 114,114    425,324
*   Seven Generations Energy, Ltd. Class A                         6,665    133,223
    Shaw Communications, Inc. Class B(82028K200)                  21,978    474,505
    Shaw Communications, Inc. Class B(2801836)                    10,510    226,717
    ShawCor, Ltd.                                                 14,898    416,171
*   Sherritt International Corp.                                 124,603    137,889
    Sienna Senior Living, Inc.                                     9,509    124,741
*   Sierra Wireless, Inc.(826516106)                               6,567    115,251
*   Sierra Wireless, Inc.(2418968)                                 7,200    125,879
*   Silver Standard Resources, Inc.(82823L106)                     7,287     77,024
*   Silver Standard Resources, Inc.(2218458)                      22,163    234,186
    Silver Wheaton Corp.(B058ZX6)                                  3,698     81,761
    Silver Wheaton Corp.(828336107)                               26,657    589,919
    SNC-Lavalin Group, Inc.                                       28,606  1,232,833
*   Solium Capital, Inc.                                           6,223     38,832
*   Spartan Energy Corp.                                          74,913    164,075
    Sprott, Inc.                                                  69,000    121,960
    Stantec, Inc.(2854238)                                        16,542    443,408
    Stantec, Inc.(85472N109)                                         700     18,760
    Stella-Jones, Inc.                                             4,406    135,439
*   Strad Energy Services, Ltd.                                      100        138
    Stuart Olson, Inc.                                             1,740      7,020
    Student Transportation, Inc.                                  38,096    208,741
    Sun Life Financial, Inc.(2566124)                             15,000    592,046
    Sun Life Financial, Inc.(866796105)                           28,706  1,132,739
    Suncor Energy, Inc.(867224107)                                80,311  2,492,853
    Suncor Energy, Inc.(B3NB1P2)                                 111,613  3,461,824
*   SunOpta, Inc.(8676EP108)                                      22,701    158,907
*   SunOpta, Inc.(2817510)                                         4,800     33,531
    Superior Plus Corp.                                           51,129    505,298
    Surge Energy, Inc.                                           112,742    244,328
    Tahoe Resources, Inc.(873868103)                              53,034    484,734
    Tahoe Resources, Inc.(B5B9KV1)                                25,669    234,152
*   Taseko Mines, Ltd.                                            52,413     77,336
    Teck Resources, Ltd. Class B(878742204)                       19,498    478,481
    Teck Resources, Ltd. Class B(2879327)                         42,660  1,045,477
    TELUS Corp.                                                   24,664    823,365
*   Tembec, Inc.                                                  44,264    102,050
*   Teranga Gold Corp.(B5TDK82)                                  158,173    106,968
*   Teranga Gold Corp.(B4L8QT1)                                   13,832      9,690
    TFI International, Inc.                                       40,413  1,093,830
*   Theratechnologies, Inc.                                       20,997     51,797
    Thomson Reuters Corp.                                         24,281  1,088,423

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
CANADA -- (Continued)
*   Timmins Gold Corp.                                             114,447 $     46,614
    TMX Group, Ltd.                                                  8,470      448,349
    TORC Oil & Gas, Ltd.                                            54,314      303,448
    Toromont Industries, Ltd.                                       15,859      513,704
    Toronto-Dominion Bank (The)(2897222)                            92,478    4,790,734
    Toronto-Dominion Bank (The)(891160509)                             934       48,353
    Torstar Corp. Class B                                           16,400       24,072
    Total Energy Services, Inc.                                     11,297      128,315
*   Tourmaline Oil Corp.                                            47,450    1,109,275
    TransAlta Corp.(89346D107)                                      33,238      196,104
    TransAlta Corp.(2901628)                                        64,931      384,222
    TransAlta Renewables, Inc.                                      20,315      231,056
    TransCanada Corp.                                               35,211    1,661,174
    Transcontinental, Inc. Class A                                  27,408      456,431
    TransGlobe Energy Corp.(893662106)                               1,119        1,880
    TransGlobe Energy Corp.(2470548)                                21,290       35,831
*   Trican Well Service, Ltd.                                       87,480      328,743
*   Trilogy Energy Corp.                                            28,124      146,969
    Trinidad Drilling, Ltd.                                         96,059      214,817
*   Turquoise Hill Resources, Ltd.                                 131,937      477,559
    Uni-Select, Inc.                                                14,102      321,433
*   Valeant Pharmaceuticals International, Inc.                     16,415      226,562
    Valener, Inc.                                                    9,034      142,045
    Veresen, Inc.                                                  104,847    1,065,995
    Vermilion Energy, Inc.(B607XS1)                                  3,800      156,760
    Vermilion Energy, Inc.(923725105)                                7,102      292,531
    Wajax Corp.                                                      6,684      126,206
    Waste Connections, Inc.(94106B101)                               2,190      175,846
    Waste Connections, Inc.(BYQFRK5)                                11,275      904,264
*   Wesdome Gold Mines, Ltd.                                        63,960      127,797
    West Fraser Timber Co., Ltd.                                    23,957      818,174
    Western Energy Services Corp.                                   27,766       64,014
    Western Forest Products, Inc.                                  173,757      248,367
    Westshore Terminals Investment Corp.                            12,037      235,976
    Whitecap Resources, Inc.                                       155,381    1,237,074
    Wi-LAN, Inc.                                                    57,968       94,887
    Winpak, Ltd.                                                     7,900      284,795
    WSP Global, Inc.                                                20,278      713,412
    Yamana Gold, Inc.(98462Y100)                                     8,700       28,797
    Yamana Gold, Inc.(2219279)                                     285,394      943,089
*   Yangarra Resources, Ltd.                                        10,309       18,855
*   Yellow Pages, Ltd.                                               9,936      136,680
    ZCL Composites, Inc.                                             2,700       25,812
                                                                           ------------
TOTAL CANADA                                                                171,188,334
                                                                           ------------
CHILE -- (0.3%)
    AES Gener SA                                                   182,432       63,598
    Aguas Andinas SA Class A                                       383,805      208,454
    Banco de Chile ADR                                               1,543      110,009
    Banco de Credito e Inversiones                                   7,432      382,226
    Banco Santander Chile                                        1,227,899       66,471
    Banco Santander Chile ADR                                        8,227      177,612
    Banmedica SA                                                    34,214       68,048

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES    VALUE++
                                                                 ---------- ----------
CHILE -- (Continued)
    Besalco SA                                                       67,710 $   26,633
    CAP SA                                                           34,390    316,490
    Cencosud SA                                                     104,576    304,811
    Cia Cervecerias Unidas SA Sponsored ADR                          10,232    231,141
*   Cia Sud Americana de Vapores SA                                 193,299      5,796
    Colbun SA                                                       556,632    106,048
    Cristalerias de Chile SA                                          2,000     19,283
    Embotelladora Andina SA Class B ADR                               4,903    105,415
*   Empresa Nacional de Telecomunicaciones SA                        55,106    596,117
*   Empresas AquaChile SA                                            28,692     15,198
    Empresas CMPC SA                                                118,883    255,899
    Empresas COPEC SA                                                21,433    219,288
    Empresas Hites SA                                                30,027     21,564
*   Empresas La Polar SA                                             88,819      4,040
    Enel Americas SA                                                368,503     65,916
    Enel Americas SA Sponsored ADR                                   59,761    539,642
    Enel Chile SA(BYMLZD6)                                          368,503     35,533
    Enel Chile SA(29278D105)                                         47,492    228,911
    Enel Generacion Chile SA Sponsored ADR                            7,303    141,532
    Engie Energia Chile SA                                           99,395    163,976
    Forus SA                                                         17,454     55,709
    Grupo Security SA                                               147,850     50,833
    Inversiones Aguas Metropolitanas SA                             200,457    288,720
    Inversiones La Construccion SA                                    8,703    113,407
    Itau CorpBanca(45033E105)                                         9,675    118,519
    Itau CorpBanca(BYT25P4)                                      16,198,544    132,753
*   Latam Airlines Group SA                                          17,661    163,154
    Latam Airlines Group SA Sponsored ADR                            71,815    658,544
    Masisa SA                                                       586,512     28,558
    Molibdenos y Metales SA                                           1,797     14,337
*   Multiexport Foods SA                                             68,000     23,699
    Parque Arauco SA                                                109,818    266,631
    PAZ Corp. SA                                                     30,769     22,755
    Ripley Corp. SA                                                 240,127    144,371
    SACI Falabella                                                   13,072    105,963
    Salfacorp SA                                                     51,246     36,635
    Sigdo Koppers SA                                                 78,916    101,000
    Sociedad Matriz SAAM SA                                         128,242     10,301
    Sociedad Quimica y Minera de Chile SA Sponsored ADR               5,679    183,545
    Socovesa SA                                                     110,770     33,748
    Sonda SA                                                        110,638    179,967
    Vina Concha y Toro SA                                           119,248    193,982
    Vina Concha y Toro SA Sponsored ADR                                 800     26,136
                                                                            ----------
TOTAL CHILE                                                                  7,432,918
                                                                            ----------
CHINA -- (5.9%)
*   21Vianet Group, Inc. ADR                                         10,771     77,228
*   500.com, Ltd. Class A ADR                                         3,351     44,937
*   51job, Inc. ADR                                                     908     31,943
*   58.com, Inc. ADR                                                 14,433    421,155
#   AAC Technologies Holdings, Inc.                                  93,500    960,216
    Agile Group Holdings, Ltd.                                      750,749    400,889
    Agricultural Bank of China, Ltd. Class H                      2,792,000  1,166,278

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
CHINA -- (Continued)
    Air China, Ltd. Class H                                        404,000 $  289,074
#   Ajisen China Holdings, Ltd.                                    237,000     94,822
*   Alibaba Group Holding, Ltd. Sponsored ADR                       17,739  1,797,138
#*  Alibaba Pictures Group, Ltd.                                   860,000    144,483
*   Aluminum Corp. of China, Ltd. ADR                                4,650     59,939
*   Aluminum Corp. of China, Ltd. Class H                          712,000    367,755
    AMVIG Holdings, Ltd.                                           130,000     44,565
*   Angang Steel Co., Ltd. Class H                                 310,000    237,332
    Anhui Conch Cement Co., Ltd. Class H                           113,000    363,630
    Anhui Expressway Co., Ltd. Class H                             110,000     81,667
#   Anta Sports Products, Ltd.                                     176,000    560,182
*   Anton Oilfield Services Group                                  574,000     85,326
*   Anxin-China Holdings, Ltd.                                     816,000      7,593
    Asia Cement China Holdings Corp.                               143,500     35,425
*   AVIC International Holding HK, Ltd.                            776,000     49,661
    AVIC International Holdings, Ltd. Class H                      110,000     58,116
    AviChina Industry & Technology Co., Ltd. Class H               619,000    454,387
    BAIC Motor Corp., Ltd. Class H                                 377,500    361,796
*   Baidu, Inc. Sponsored ADR                                        2,954    517,157
    Bank of China, Ltd. Class H                                  6,209,800  2,812,520
    Bank of Chongqing Co., Ltd. Class H                            176,500    151,945
    Bank of Communications Co., Ltd. Class H                       715,695    526,424
#*  Baoxin Auto Group, Ltd.                                         50,881     17,197
    Baoye Group Co., Ltd. Class H                                   87,040     64,376
    BBMG Corp. Class H                                             606,000    232,558
    Beijing Capital International Airport Co., Ltd. Class H        456,000    441,144
    Beijing Capital Land, Ltd. Class H                             534,000    211,097
    Beijing Enterprises Holdings, Ltd.                             148,500    740,250
*   Beijing Enterprises Medical & Health Group, Ltd.               636,000     34,717
    Beijing Enterprises Water Group, Ltd.                          905,000    627,691
    Beijing Jingneng Clean Energy Co., Ltd. Class H                350,000    104,127
    Beijing North Star Co., Ltd. Class H                           358,000    112,976
#*  Beijing Properties Holdings, Ltd.                              382,000     18,167
    Beijing Urban Construction Design & Development Group Co.,
      Ltd. Class H                                                  64,000     40,374
    Belle International Holdings, Ltd.                           1,629,000    992,948
    Best Pacific International Holdings, Ltd.                      124,000    101,086
    Besunyen Holdings Co., Ltd.                                    170,000     11,358
#*  Biostime International Holdings, Ltd.                           78,000    266,090
*   Bitauto Holdings, Ltd. ADR                                      13,092    255,294
#   Bloomage Biotechnology Corp., Ltd.                              42,500     64,818
#   Boer Power Holdings, Ltd.                                      117,000     44,608
    Bosideng International Holdings, Ltd.                        1,138,000     99,270
    Brilliance China Automotive Holdings, Ltd.                     640,000    901,593
#   Byd Co., Ltd. Class H                                           50,000    276,594
    BYD Electronic International Co., Ltd.                         361,500    290,012
    C C Land Holdings, Ltd.                                        514,883    156,008
#*  C.banner International Holdings, Ltd.                           94,000     27,827
    Cabbeen Fashion, Ltd.                                           40,000     10,599
#   Canvest Environmental Protection Group Co., Ltd.               170,000     85,392
#*  Capital Environment Holdings, Ltd.                             640,000     20,280
#*  CAR, Inc.                                                      325,000    312,495
    Carrianna Group Holdings Co., Ltd.                              26,000      2,541
    Central China Real Estate, Ltd.                                203,696     45,589

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES    VALUE++
                                                                 ---------- ----------
CHINA -- (Continued)
#   Central China Securities Co., Ltd. Class H                      286,000 $  145,412
    Century Sunshine Group Holdings, Ltd.                         1,055,000     40,012
*   CGN Meiya Power Holdings Co., Ltd.                              190,000     28,468
    CGN Power Co., Ltd. Class H                                     306,000     86,286
    Changshouhua Food Co., Ltd.                                      87,000     42,972
*   Changyou.com, Ltd. ADR                                            1,457     35,143
    Chaowei Power Holdings, Ltd.                                    293,000    240,924
*   Cheetah Mobile, Inc. ADR                                          2,558     25,273
*   Chigo Holding, Ltd.                                           1,272,000     17,637
#   China Aerospace International Holdings, Ltd.                    848,000    110,994
*   China Agri-Industries Holdings, Ltd.                          1,073,700    495,344
#   China All Access Holdings, Ltd.                                 160,000     49,105
*   China Animal Healthcare, Ltd.                                    47,000      5,906
#   China Animation Characters Co., Ltd.                            101,000     47,452
    China Aoyuan Property Group, Ltd.                               466,000    105,343
    China BlueChemical, Ltd. Class H                                812,000    280,940
    China CITIC Bank Corp., Ltd. Class H                            826,000    543,267
#*  China Coal Energy Co., Ltd. Class H                             743,000    387,459
    China Communications Construction Co., Ltd. Class H             463,000    557,261
    China Communications Services Corp., Ltd. Class H               852,000    579,165
    China Conch Venture Holdings, Ltd.                              143,500    275,515
    China Construction Bank Corp. Class H                        10,006,200  7,418,480
*   China Datang Corp. Renewable Power Co., Ltd. Class H            559,000     49,537
*   China Daye Non-Ferrous Metals Mining, Ltd.                    3,026,163     58,645
*   China Dredging Environment Protection Holdings, Ltd.             44,000      1,871
*   China Dynamics Holdings, Ltd.                                 1,050,000     39,861
    China Eastern Airlines Corp., Ltd.                                2,373     59,752
#   China Eastern Airlines Corp., Ltd. Class H                      222,000    111,955
#   China Electronics Corp. Holdings Co., Ltd.                      122,000     24,071
    China Electronics Optics Valley Union Holding Co., Ltd.         452,000     48,147
    China Everbright Bank Co., Ltd. Class H                         466,000    224,305
#   China Everbright International, Ltd.                            276,000    334,734
    China Everbright Water, Ltd.                                    127,600     38,858
#   China Evergrande Group                                        2,598,000  1,809,688
#*  China Fiber Optic Network System Group, Ltd.                    521,599     47,058
    China Financial Services Holdings, Ltd.                         354,000     33,208
    China Foods, Ltd.                                               396,000    178,549
    China Galaxy Securities Co., Ltd. Class H                       719,000    667,467
#   China Gas Holdings, Ltd.                                        380,000    550,108
*   China Glass Holdings, Ltd.                                      262,000     28,313
#   China Greenland Broad Greenstate Group Co., Ltd.                356,000     61,873
#*  China Hanking Holdings, Ltd.                                    154,000     21,361
#   China Harmony New Energy Auto Holding, Ltd.                     283,000    135,387
*   China High Precision Automation Group, Ltd.                     127,000      3,744
#   China Hongqiao Group, Ltd.                                      529,500    543,999
#   China Huishan Dairy Holdings Co., Ltd.                          963,000    359,576
*   China Huiyuan Juice Group, Ltd.                                 303,000    103,423
    China International Marine Containers Group Co., Ltd. Class
      H                                                             126,800    189,635
*   China ITS Holdings Co., Ltd.                                    291,000     21,169
    China Jinmao Holdings Group, Ltd.                             1,672,000    490,772
    China Lesso Group Holdings, Ltd.                                469,000    319,790
    China Life Insurance Co., Ltd. ADR                               11,032    151,690
    China Life Insurance Co., Ltd. Class H                           38,000    104,674

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
CHINA -- (Continued)
    China Lilang, Ltd.                                             177,000 $  107,021
    China Longyuan Power Group Corp., Ltd. Class H                 413,000    337,346
#*  China LotSynergy Holdings, Ltd.                              1,980,000     67,359
#*  China Lumena New Materials Corp.                               752,000         --
    China Machinery Engineering Corp. Class H                      264,000    169,898
    China Maple Leaf Educational Systems, Ltd.                     146,000     87,933
#   China Medical System Holdings, Ltd.                            381,000    620,852
#   China Mengniu Dairy Co., Ltd.                                  322,000    601,060
    China Merchants Bank Co., Ltd. Class H                         358,201    897,066
    China Merchants Port Holdings Co., Ltd.                          8,313     22,223
*   China Metal Recycling Holdings, Ltd.                            89,400         --
    China Minsheng Banking Corp., Ltd. Class H                     672,600    740,210
    China Mobile, Ltd.                                             156,500  1,761,035
    China Mobile, Ltd. Sponsored ADR                                73,952  4,215,264
#*  China Modern Dairy Holdings, Ltd.                              980,000    241,663
    China Molybdenum Co., Ltd. Class H                             228,000     66,269
    China National Building Material Co., Ltd. Class H           1,370,000    801,211
    China National Materials Co., Ltd. Class H                     644,000    167,238
#*  China New Town Development Co., Ltd.                         1,093,883     54,195
*   China Ocean Resources Co., Ltd.                                 46,612     50,303
*   China Oceanwide Holdings, Ltd.                                 350,000     35,971
*   China Oil & Gas Group, Ltd.                                  2,084,000    160,036
    China Oilfield Services, Ltd. Class H                          426,000    454,426
*   China Overseas Grand Oceans Group, Ltd.                        458,250    152,651
    China Overseas Land & Investment, Ltd.                         560,827  1,646,841
    China Overseas Property Holdings, Ltd.                         154,275     27,072
    China Pacific Insurance Group Co., Ltd. Class H                 52,800    187,546
    China Petroleum & Chemical Corp. ADR                            12,059    965,162
    China Petroleum & Chemical Corp. Class H                     1,749,400  1,381,897
#   China Pioneer Pharma Holdings, Ltd.                            150,000     49,134
    China Power International Development, Ltd.                    925,000    333,349
    China Power New Energy Development Co., Ltd.                    96,000     54,373
*   China Properties Group, Ltd.                                   173,000     42,299
#*  China Public Procurement, Ltd.                               2,672,000     23,475
    China Railway Construction Corp., Ltd. Class H                 336,500    466,895
    China Railway Group, Ltd. Class H                              426,000    372,883
    China Reinsurance Group Corp. Class H                           89,000     20,462
*   China Resources Beer Holdings Co., Ltd.                        380,962    773,777
    China Resources Cement Holdings, Ltd.                          852,610    394,937
#   China Resources Gas Group, Ltd.                                230,000    726,886
    China Resources Land, Ltd.                                     450,444  1,114,197
*   China Resources Phoenix Healthcare Holdings Co., Ltd.           85,500    115,029
    China Resources Power Holdings Co., Ltd.                       236,678    406,491
*   China Ruifeng Renewable Energy Holdings, Ltd.                  300,000     33,945
    China Sanjiang Fine Chemicals Co., Ltd.                        185,000     58,139
    China SCE Property Holdings, Ltd.                              664,600    212,734
#*  China Shanshui Cement Group, Ltd.                              593,000     77,881
#*  China Shengmu Organic Milk, Ltd.                               579,000    154,818
    China Shenhua Energy Co., Ltd. Class H                         238,116    503,212
    China Shineway Pharmaceutical Group, Ltd.                       92,000    105,962
#   China Silver Group, Ltd.                                       284,000     52,822
#   China Singyes Solar Technologies Holdings, Ltd.                249,600    121,335
#   China South City Holdings, Ltd.                              1,238,000    265,180

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
CHINA -- (Continued)
    China Southern Airlines Co., Ltd. Class H                      506,000 $  289,806
    China Southern Airlines Co., Ltd. Sponsored ADR                  3,231     93,570
    China State Construction International Holdings, Ltd.          295,600    480,336
    China Suntien Green Energy Corp., Ltd. Class H                 428,000     66,029
*   China Taifeng Beddings Holdings, Ltd.                           44,000      1,148
*   China Taiping Insurance Holdings Co., Ltd.                     422,306    925,151
    China Telecom Corp., Ltd. ADR                                    3,368    161,832
    China Telecom Corp., Ltd. Class H                              254,000    119,923
    China Tian Lun Gas Holdings, Ltd.                               58,500     55,739
#   China Traditional Chinese Medii                                552,000    260,119
#   China Travel International Investment Hong Kong, Ltd.        1,274,000    356,370
    China Unicom Hong Kong, Ltd.                                   932,000  1,100,059
    China Unicom Hong Kong, Ltd. ADR                                88,795  1,062,876
*   China Vanadium Titano--Magnetite Mining Co., Ltd.              296,000     13,240
    China Vanke Co., Ltd. Class H                                  174,400    442,411
    China Water Affairs Group, Ltd.                                310,000    210,859
#*  China Yurun Food Group, Ltd.                                   891,000    138,376
#   China ZhengTong Auto Services Holdings, Ltd.                   492,500    174,436
#   China Zhongwang Holdings, Ltd.                                 759,600    335,358
*   Chinasoft International, Ltd.                                  374,000    179,471
*   Chinese People Holdings Co., Ltd.                              452,587      7,097
    Chongqing Machinery & Electric Co., Ltd. Class H               499,925     58,995
    Chongqing Rural Commercial Bank Co., Ltd. Class H            1,070,000    651,556
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.      49,000      6,933
    Chu Kong Shipping Enterprises Group Co., Ltd.                  180,000     46,617
    CIFI Holdings Group Co., Ltd.                                1,150,000    323,334
#   CIMC Enric Holdings, Ltd.                                      180,000    100,433
*   CITIC Dameng Holdings, Ltd.                                    361,000     25,887
#*  CITIC Resources Holdings, Ltd.                                 994,000    145,318
    CITIC Securities Co., Ltd. Class H                             185,500    377,480
    CITIC, Ltd.                                                  1,097,000  1,626,300
    Citychamp Watch & Jewellery Group, Ltd.                        450,000    102,901
    Clear Media, Ltd.                                               29,000     30,374
    CNOOC, Ltd.                                                    862,000  1,076,426
    CNOOC, Ltd. Sponsored ADR                                       21,163  2,662,940
*   Coastal Greenland, Ltd.                                        123,000      3,613
#*  Cogobuy Group                                                   98,000    133,076
#   Colour Life Services Group Co., Ltd.                            54,000     35,359
    Comba Telecom Systems Holdings, Ltd.                           607,429    114,611
*   Comtec Solar Systems Group, Ltd.                               208,000      9,362
    Concord New Energy Group, Ltd.                               2,600,000    143,169
    Consun Pharmaceutical Group, Ltd.                               78,000     37,899
*   Coolpad Group, Ltd.                                          1,779,600    189,504
#*  COSCO SHIPPING Development Co., Ltd. Class H                   943,000    200,051
    COSCO SHIPPING Energy Transportation Co., Ltd. Class H         453,752    250,794
#*  COSCO SHIPPING Holdings Co., Ltd. Class H                      539,000    201,286
    COSCO SHIPPING Ports, Ltd.                                     605,780    601,981
*   Coslight Technology International Group Co., Ltd.               54,000     37,030
#   Cosmo Lady China Holdings Co., Ltd.                            275,000     84,077
#   Country Garden Holdings Co., Ltd.                            2,179,786  1,249,918
    CP Pokphand Co., Ltd.                                        2,642,000    308,922
    CPMC Holdings, Ltd.                                            173,000     83,381
    CRRC Corp., Ltd. Class H                                       247,000    240,362

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
CHINA -- (Continued)
    CSPC Pharmaceutical Group, Ltd.                                992,000 $1,116,455
    CSSC Offshore and Marine Engineering Group Co., Ltd. Class H    24,000     45,719
#   CT Environmental Group, Ltd.                                   812,000    176,189
*   Ctrip.com International, Ltd. ADR                               10,271    443,810
*   Da Ming International Holdings, Ltd.                            42,000     21,178
*   DaChan Food Asia, Ltd.                                         128,000     11,519
    Dah Chong Hong Holdings, Ltd.                                  376,000    152,953
    Dalian Port PDA Co., Ltd. Class H                              584,200    101,096
*   Daphne International Holdings, Ltd.                            350,000     31,361
#   Datang International Power Generation Co., Ltd. Class H        506,000    131,204
    Dawnrays Pharmaceutical Holdings, Ltd.                         188,000    114,560
#*  DBA Telecommunication Asia Holdings, Ltd.                       72,000        609
#*  Differ Group Holding Co., Ltd.                                 342,000     32,456
#   Digital China Holdings, Ltd.                                   243,000    212,293
    Dongfang Electric Corp., Ltd. Class H                          147,000    148,230
    Dongfeng Motor Group Co., Ltd. Class H                         756,000    801,464
#   Dongjiang Environmental Co., Ltd. Class H                       55,600     94,318
*   Dongyue Group, Ltd.                                            421,000     27,879
    Dynagreen Environmental Protection Group Co., Ltd. Class H      55,000     26,075
#*  Dynasty Fine Wines Group, Ltd.                                 114,000      3,967
*   eHi Car Services, Ltd. Sponsored ADR                             2,373     24,038
    ENN Energy Holdings, Ltd.                                       98,000    483,135
    EVA Precision Industrial Holdings, Ltd.                        396,000     53,287
    Fantasia Holdings Group Co., Ltd.                              564,000     70,110
    Far East Horizon, Ltd.                                         607,000    553,358
    First Tractor Co., Ltd. Class H                                138,000     86,247
    Fosun International, Ltd.                                      412,892    626,660
    Freetech Road Recycling Technology Holdings, Ltd.               84,000      9,010
#   Fu Shou Yuan International Group, Ltd.                         309,000    173,889
    Fufeng Group, Ltd.                                             432,600    249,378
#*  Fuguiniao Co., Ltd. Class H                                     53,000     19,878
    Fullshare Holdings, Ltd.                                     2,287,500    963,763
    Future Land Development Holdings, Ltd.                         752,000    169,516
    Fuyao Glass Industry Group Co., Ltd. Class H                    65,200    192,712
#*  GCL-Poly Energy Holdings, Ltd.                               4,933,000    637,527
    Geely Automobile Holdings, Ltd.                              2,045,000  2,417,032
    GF Securities Co., Ltd. Class H                                 67,000    143,240
*   Glorious Property Holdings, Ltd.                               938,000     90,393
    Goldbond Group Holdings, Ltd.                                  330,000     11,223
#   Golden Eagle Retail Group, Ltd.                                197,000    285,412
    Golden Throat Holdings Group Co., Ltd.                          46,000     18,339
    Goldlion Holdings, Ltd.                                        162,000     64,491
#   Goldpac Group, Ltd.                                             33,000      9,509
#   GOME Electrical Appliances Holding, Ltd.                     4,609,060    573,625
#   Goodbaby International Holdings, Ltd.                          300,000    130,806
    Great Wall Motor Co., Ltd. Class H                             586,500    587,662
    Greatview Aseptic Packaging Co., Ltd.                          410,000    195,005
#*  Greenland Hong Kong Holdings, Ltd.                             300,000     66,641
#*  Greentown China Holdings, Ltd.                                 325,500    267,539
    Guangdong Investment, Ltd.                                     346,000    429,353
    Guangdong Yueyun Transportation Co., Ltd. Class H               64,000     35,984
    Guangshen Railway Co., Ltd. Class H                             46,000     29,661
    Guangshen Railway Co., Ltd. Sponsored ADR                        6,099    196,083

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES    VALUE++
                                                                 ---------- ----------
CHINA -- (Continued)
    Guangzhou Automobile Group Co., Ltd. Class H                     36,000 $   49,097
    Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.
      Class H                                                        28,000     68,470
    Guangzhou R&F Properties Co., Ltd. Class H                      456,000    584,862
*   Guodian Technology & Environment Group Corp., Ltd. Class H      236,000     16,665
    Guolian Securities Co., Ltd. Class H                             47,500     25,230
*   Haichang Ocean Park Holdings, Ltd.                              265,000     61,004
    Haier Electronics Group Co., Ltd.                               163,000    286,718
    Haitian International Holdings, Ltd.                            137,000    278,690
    Haitong Securities Co., Ltd. Class H                            247,200    443,511
*   Hanergy Thin Film Power Group, Ltd.                             710,000      3,484
    Harbin Electric Co., Ltd. Class H                               326,236    162,428
#   Harmonicare Medical Holdings, Ltd.                               49,000     29,555
    Hengan International Group Co., Ltd.                            115,500    945,627
#*  Hengdeli Holdings, Ltd.                                       1,021,400    128,396
*   Hi Sun Technology China, Ltd.                                   510,000     83,531
    Hilong Holding, Ltd.                                            387,000     95,706
*   HKC Holdings, Ltd.                                               15,739      8,182
#*  HNA Holding Group Co., Ltd.                                   1,383,200     51,460
*   Honghua Group, Ltd.                                             628,000     66,525
    Honworld Group, Ltd.                                             29,500     17,865
#   Hopewell Highway Infrastructure, Ltd.                           186,475     98,229
    Hopson Development Holdings, Ltd.                               284,000    249,880
#   HOSA International, Ltd.                                        102,000     35,005
    Hua Han Health Industry Holdings, Ltd.                        1,573,842     80,630
    Huadian Fuxin Energy Corp., Ltd. Class H                        552,000    128,174
    Huadian Power International Corp., Ltd. Class H                 274,000    116,458
#   Huaneng Power International, Inc. Class H                       142,000     92,115
    Huaneng Power International, Inc. Sponsored ADR                   3,000     78,510
    Huaneng Renewables Corp., Ltd. Class H                        1,726,000    535,644
    Huatai Securities Co., Ltd. Class H                             122,200    235,671
    Huishang Bank Corp., Ltd. Class H                               233,000    117,583
    Hydoo International Holding, Ltd.                               146,000     12,547
    Industrial & Commercial Bank of China, Ltd. Class H          10,068,460  6,155,701
    Intime Retail Group Co., Ltd.                                   525,000    647,875
*   JD.com, Inc. ADR                                                 15,441    438,524
#   Jiangnan Group, Ltd.                                            596,000     84,265
    Jiangsu Expressway Co., Ltd. Class H                            158,000    197,880
    Jiangxi Copper Co., Ltd. Class H                                355,000    613,062
*   JinkoSolar Holding Co., Ltd. ADR                                  8,820    126,302
    Ju Teng International Holdings, Ltd.                            460,000    147,409
#   K Wah International Holdings, Ltd.                              402,849    201,225
*   Kai Yuan Holdings, Ltd.                                       1,980,000     21,620
#*  Kaisa Group Holdings, Ltd.                                      530,000     19,980
    Kangda International Environmental Co., Ltd.                    210,000     50,947
*   Kasen International Holdings, Ltd.                              191,000     35,692
    Kingboard Chemical Holdings, Ltd.                               310,500  1,068,442
    Kingboard Laminates Holdings, Ltd.                              297,000    326,776
#*  Kingdee International Software Group Co., Ltd.                  433,600    165,071
    Kingsoft Corp., Ltd.                                             12,000     25,123
#*  Ko Yo Chemical Group, Ltd.                                      688,000     18,118
#   Koradior Holdings, Ltd.                                          76,000     91,203
    Kunlun Energy Co., Ltd.                                       1,342,000  1,065,816
    KWG Property Holding, Ltd.                                      541,400    311,117

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
CHINA -- (Continued)
*   Labixiaoxin Snacks Group, Ltd.                                 200,000 $   15,442
    Lai Fung Holdings, Ltd.                                      1,378,000     33,926
    Le Saunda Holdings, Ltd.                                       138,600     29,152
    Lee & Man Chemical Co., Ltd.                                    48,300     16,852
    Lee & Man Paper Manufacturing, Ltd.                            626,600    563,235
#   Lee's Pharmaceutical Holdings, Ltd.                             30,500     26,695
    Lenovo Group, Ltd.                                           1,500,000    982,526
#*  Leyou Technologies Holdings, Ltd.                            1,140,000    235,644
*   Lianhua Supermarket Holdings Co., Ltd. Class H                 172,400     61,837
*   Lifestyle China Group, Ltd.                                    183,500     42,966
*   Lifetech Scientific Corp.                                      486,000    111,547
    Livzon Pharmaceutical Group, Inc. Class H                        7,780     44,554
#   Logan Property Holdings Co., Ltd.                              390,000    158,167
    Longfor Properties Co., Ltd.                                   575,500    828,536
    Lonking Holdings, Ltd.                                         936,000    245,229
*   Loudong General Nice Resources China Holdings, Ltd.            288,600     16,813
    Luye Pharma Group, Ltd.                                        287,500    189,962
*   Maanshan Iron & Steel Co., Ltd. Class H                        550,000    201,554
*   Maoye International Holdings, Ltd.                             445,000     45,111
    Metallurgical Corp. of China, Ltd. Class H                     235,000     85,207
*   Microport Scientific Corp.                                      50,000     37,011
*   MIE Holdings Corp.                                             670,000     65,276
*   Mingfa Group International Co., Ltd.                           589,000     53,807
    Minmetals Land, Ltd.                                           482,000     57,499
    Minth Group, Ltd.                                              228,000    737,353
#*  MMG, Ltd.                                                    1,160,000    384,903
    MOBI Development Co., Ltd.                                     124,000     20,413
    Modern Land China Co., Ltd.                                    304,000     45,788
#*  Munsun Capital Group, Ltd.                                   2,258,000     66,146
#*  National Agricultural Holdings, Ltd.                           248,000     49,295
    Nature Home Holding Co., Ltd.                                   29,000      4,052
    NetEase, Inc. ADR                                                6,808  1,728,551
    New China Life Insurance Co., Ltd. Class H                      32,700    157,776
*   New Oriental Education & Technology Group, Inc. Sponsored
      ADR                                                            6,728    319,916
*   New World Department Store China, Ltd.                         223,000     32,112
    Nexteer Automotive Group, Ltd.                                 303,000    376,368
    Nine Dragons Paper Holdings, Ltd.                              508,000    584,675
*   Noah Holdings, Ltd. ADR                                          3,200     74,080
*   North Mining Shares Co., Ltd.                                6,050,000    134,499
*   NQ Mobile, Inc. Class A ADR                                      8,523     32,473
    NVC Lighting Holdings, Ltd.                                    320,000     38,625
*   O-Net Technologies Group, Ltd.                                  52,000     27,605
#*  Ourgame International Holdings, Ltd.                            33,000     12,451
    Overseas Chinese Town Asia Holdings, Ltd.                      104,000     40,779
#*  Ozner Water International Holding, Ltd.                        175,000     41,696
#   Pacific Online, Ltd.                                           210,000     55,258
#   Parkson Retail Group, Ltd.                                     605,000     68,416
#   PAX Global Technology, Ltd.                                    385,000    268,300
*   Peace Map Holding, Ltd.                                        920,000     15,659
    People's Insurance Co. Group of China, Ltd. (The) Class H    1,094,000    426,138
    PetroChina Co., Ltd. ADR                                         9,000    715,410
    PetroChina Co., Ltd. Class H                                   484,000    384,504
#   Phoenix Satellite Television Holdings, Ltd.                    256,000     44,375

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
CHINA -- (Continued)
    PICC Property & Casualty Co., Ltd. Class H                     754,502 $1,140,541
    Ping An Insurance Group Co. of China, Ltd. Class H             516,500  2,649,529
    Poly Culture Group Corp., Ltd. Class H                          17,200     38,773
#*  Poly Property Group Co., Ltd.                                  958,000    372,588
#   Pou Sheng International Holdings, Ltd.                         687,000    156,127
    Powerlong Real Estate Holdings, Ltd.                           574,000    168,333
*   Prosperity International Holdings HK, Ltd.                   1,680,000     30,206
#*  PW Medtech Group, Ltd.                                         219,000     59,406
*   Q Technology Group Co., Ltd.                                    87,000     58,463
    Qingdao Port International Co., Ltd. Class H                   183,000    104,380
    Qinhuangdao Port Co., Ltd. Class H                             206,000     48,960
*   Qinqin Foodstuffs Group Cayman Co., Ltd.                         8,400      2,656
*   Qunxing Paper Holdings Co., Ltd.                               147,174      7,170
*   Real Gold Mining, Ltd.                                          19,000        644
#*  Redco Properties Group, Ltd.                                   144,000     61,617
#*  Renhe Commercial Holdings Co., Ltd.                          7,156,000    181,845
*   REXLot Holdings, Ltd.                                        3,354,266     59,509
    Road King Infrastructure, Ltd.                                  96,000     82,648
#*  Sany Heavy Equipment International Holdings Co., Ltd.          315,000     56,089
#*  Semiconductor Manufacturing International Corp.                796,600  1,092,341
*   Semiconductor Manufacturing International Corp. ADR             18,227    125,402
    Shandong Chenming Paper Holdings, Ltd. Class H                 136,500    156,015
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H        516,000    337,551
#   Shanghai Dasheng Agricultural Finance Technology Co., Ltd.
      Class H                                                      112,000     10,397
#*  Shanghai Electric Group Co., Ltd. Class H                      614,000    279,434
    Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H           34,000    112,797
*   Shanghai Fudan Microelectronics Group Co., Ltd. Class H         46,000     33,166
    Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd.
      Class H                                                       70,000     56,344
    Shanghai Haohai Biological Technology Co., Ltd. Class H          4,000     19,111
    Shanghai Industrial Holdings, Ltd.                             221,000    594,774
#   Shanghai Industrial Urban Development Group, Ltd.              736,000    192,544
    Shanghai Jin Jiang International Hotels Group Co., Ltd.
      Class H                                                      528,000    141,477
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H             153,200    390,164
    Shanghai Prime Machinery Co., Ltd. Class H                     322,000     59,751
*   Shanghai Zendai Property, Ltd.                               1,505,000     23,905
*   Shengli Oil & Gas Pipe Holdings, Ltd.                          262,500     11,951
    Shenguan Holdings Group, Ltd.                                  446,000     32,571
    Shenzhen Expressway Co., Ltd. Class H                          210,000    191,344
    Shenzhen International Holdings, Ltd.                          403,801    581,048
    Shenzhen Investment, Ltd.                                    1,425,451    579,608
    Shenzhou International Group Holdings, Ltd.                     78,000    481,135
    Shimao Property Holdings, Ltd.                                 588,000    787,726
*   Shougang Concord International Enterprises Co., Ltd.         1,812,000     61,507
    Shougang Fushan Resources Group, Ltd.                        1,092,000    213,007
    Shui On Land, Ltd.                                           1,854,656    390,824
#*  Shunfeng International Clean Energy, Ltd.                      532,000     33,673
    Sichuan Expressway Co., Ltd. Class H                           204,000     77,705
    Sihuan Pharmaceutical Holdings Group, Ltd.                   1,535,000    451,822
*   SIM Technology Group, Ltd.                                     400,000     16,439
    Sino Biopharmaceutical, Ltd.                                 1,040,998    817,056
#*  Sino Oil And Gas Holdings, Ltd.                              4,585,000    112,343
    Sino-Ocean Group Holdings, Ltd.                              1,185,332    510,489
#   Sinofert Holdings, Ltd.                                      1,194,000    199,300

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
CHINA -- (Continued)
    Sinopec Engineering Group Co., Ltd. Class H                    361,500 $  293,578
#   Sinopec Kantons Holdings, Ltd.                                 340,000    166,117
*   Sinopec Oilfield Service Corp. Class H                         192,000     38,114
    Sinopec Shanghai Petrochemical Co., Ltd. Class H               166,000    102,789
    Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR           4,550    283,192
    Sinopharm Group Co., Ltd. Class H                              116,000    530,110
#   Sinosoft Technology Group, Ltd.                                224,000     69,746
    Sinotrans, Ltd. Class H                                        536,000    222,800
    Sinotruk Hong Kong, Ltd.                                       300,000    224,939
    Skyworth Digital Holdings, Ltd.                                879,066    579,835
#   SMI Holdings Group, Ltd.                                     1,712,000    160,375
    SOHO China, Ltd.                                               994,500    503,123
*   Sound Global, Ltd.                                              72,000     18,000
#*  Sparkle Roll Group, Ltd.                                       312,000     27,611
    Springland International Holdings, Ltd.                        378,000     68,074
#*  SPT Energy Group, Inc.                                         416,000     41,244
*   SRE Group, Ltd.                                              1,530,285     38,413
#   SSY Group, Ltd.                                                843,042    270,402
#   Sun Art Retail Group, Ltd.                                     558,000    561,706
#   Sunac China Holdings, Ltd.                                     823,000    731,103
    Sunny Optical Technology Group Co., Ltd.                       109,000    638,686
#*  Superb Summit International Group, Ltd.                        825,000     29,113
    Symphony Holdings, Ltd.                                        450,000     43,976
*   TAL Education Group ADR                                          1,580    127,964
    Tarena International, Inc. ADR                                   3,200     47,328
    TCC International Holdings, Ltd.                               717,000    173,047
    TCL Multimedia Technology Holdings, Ltd.                       140,000     64,700
#   Technovator International, Ltd.                                204,000     78,751
    Tencent Holdings, Ltd.                                         150,500  3,934,877
    Tenwow International Holdings, Ltd.                            188,000     55,426
    Texhong Textile Group, Ltd.                                    138,000    191,455
    Tian An China Investment Co., Ltd.                              67,000     38,801
    Tian Shan Development Holdings, Ltd.                            66,000     28,123
    Tiangong International Co., Ltd.                             1,068,000    146,115
    Tianjin Capital Environmental Protection Group Co., Ltd.
      Class H                                                       74,000     39,777
    Tianjin Port Development Holdings, Ltd.                        908,000    140,809
    Tianneng Power International, Ltd.                             342,000    301,160
    Tianyi Summi Holdings, Ltd.                                    136,000     17,478
#   Tibet Water Resources, Ltd.                                    295,000    127,412
#   Tingyi Cayman Islands Holding Corp.                            412,000    468,331
    Tomson Group, Ltd.                                             109,264     43,918
    Tong Ren Tang Technologies Co., Ltd. Class H                   209,000    372,312
#   Tongda Group Holdings, Ltd.                                  1,620,000    452,684
    Tonly Electronics Holdings, Ltd.                                31,200     16,229
    Top Spring International Holdings, Ltd.                        107,600     35,355
    Towngas China Co., Ltd.                                        306,000    166,713
    TPV Technology, Ltd.                                           422,000     77,398
    Travelsky Technology, Ltd. Class H                             196,471    441,315
    Trigiant Group, Ltd.                                           360,000     51,308
    Truly International Holdings, Ltd.                             608,000    247,809
    Tsingtao Brewery Co., Ltd. Class H                              36,000    143,748
    Uni-President China Holdings, Ltd.                             388,400    296,763
#*  United Energy Group, Ltd.                                    1,588,000     86,420

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
CHINA -- (Continued)
#*  United Photovoltaics Group, Ltd.                             1,040,000 $     94,549
*   Universal Health International Group Holding, Ltd.             328,000       13,902
#   Universal Medical Financial & Technical Advisory Services
      Co., Ltd.                                                    167,500      139,778
*   V1 Group, Ltd.                                                 753,800       28,530
    Vinda International Holdings, Ltd.                              12,000       23,825
*   Vipshop Holdings, Ltd. ADR                                      48,005      543,417
#   Want Want China Holdings, Ltd.                               1,336,000      953,176
    Wasion Group Holdings, Ltd.                                    250,000      137,633
#   Weichai Power Co., Ltd. Class H                                297,440      527,066
    Welling Holding, Ltd.                                          394,400       79,501
*   West China Cement, Ltd.                                      1,322,000      183,748
*   Wuzhou International Holdings, Ltd.                            466,000       46,799
    Xiamen International Port Co., Ltd. Class H                    394,000       76,744
#*  Xinchen China Power Holdings, Ltd.                             156,000       24,575
    Xingda International Holdings, Ltd.                            414,000      200,763
    Xinhua Winshare Publishing and Media Co., Ltd. Class H         155,000      138,401
#   Xinjiang Goldwind Science & Technology Co., Ltd. Class H        86,200      143,887
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H              228,000       34,671
    Xinyi Solar Holdings, Ltd.                                   1,278,000      441,853
*   Xiwang Special Steel Co., Ltd.                                 185,000       26,065
    XTEP International Holdings, Ltd.                              314,500      132,706
*   Yanchang Petroleum International, Ltd.                       1,360,000       39,807
    Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class
      H                                                             51,500      109,206
    Yanlord Land Group, Ltd.                                        71,000       69,974
    Yanzhou Coal Mining Co., Ltd. Class H                          276,000      216,205
    Yanzhou Coal Mining Co., Ltd. Sponsored ADR                     18,500      142,265
#   Yashili International Holdings, Ltd.                           168,000       35,349
    Yida China Holdings, Ltd.                                      110,000       28,324
#   Yingde Gases Group Co., Ltd.                                   460,500      279,047
    Yip's Chemical Holdings, Ltd.                                   96,000       39,424
*   Youyuan International Holdings, Ltd.                           155,510       39,665
*   Yuanda China Holdings, Ltd.                                  1,038,000       22,613
*   YuanShengTai Dairy Farm, Ltd.                                  177,000       11,821
    Yuexiu Property Co., Ltd.                                    3,385,720      495,129
#   Yuexiu Transport Infrastructure, Ltd.                          172,639      109,052
    Yunnan Water Investment Co., Ltd. Class H                       67,000       34,362
    Yuzhou Properties Co., Ltd.                                    641,000      210,136
*   YY, Inc. ADR                                                     3,416      140,329
*   Zall Group, Ltd.                                               159,000      103,384
    Zhaojin Mining Industry Co., Ltd. Class H                      185,000      166,336
    Zhejiang Expressway Co., Ltd. Class H                          192,000      192,852
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H         38,400       22,449
#*  Zhong An Real Estate, Ltd.                                     146,000       11,459
#   Zhongsheng Group Holdings, Ltd.                                280,000      348,051
    Zhuhai Holdings Investment Group, Ltd.                         196,000       29,728
    Zhuzhou CRRC Times Electric Co., Ltd. Class H                   96,500      549,812
    Zijin Mining Group Co., Ltd. Class H                           433,000      148,156
    Zoomlion Heavy Industry Science and Technology Co., Ltd.
      Class H                                                      388,800      196,681
#   ZTE Corp. Class H                                              164,004      254,991
                                                                           ------------
TOTAL CHINA                                                                 155,420,873
                                                                           ------------
COLOMBIA -- (0.1%)
    Almacenes Exito SA                                              48,804      260,310

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
COLOMBIA -- (Continued)
    Banco de Bogota SA                                             2,339 $   47,872
    Bancolombia SA                                                25,569    222,753
    Bancolombia SA Sponsored ADR                                   9,801    371,066
    Celsia SA ESP                                                 52,696     76,573
    Cementos Argos SA                                             14,282     56,938
*   Cemex Latam Holdings SA                                       23,258     91,131
    Corp. Financiera Colombiana SA                                10,156    119,659
*   Ecopetrol SA                                                 116,153     54,607
*   Ecopetrol SA Sponsored ADR                                    10,314     96,952
*   Empresa de Telecomunicaciones de Bogota                       40,000      8,726
    Grupo Argos SA                                                 4,445     29,423
    Grupo Aval Acciones y Valores SA                               2,187     18,196
    Grupo de Inversiones Suramericana SA                           9,338    124,517
    Grupo Nutresa SA                                               6,376     52,451
    Interconexion Electrica SA ESP                                49,754    179,640
                                                                         ----------
TOTAL COLOMBIA                                                            1,810,814
                                                                         ----------
CZECH REPUBLIC -- (0.0%)
    CEZ A.S.                                                      19,433    332,851
    Komercni banka A.S.                                            1,590     56,227
    O2 Czech Republic A.S.                                         6,416     66,309
    Pegas Nonwovens SA                                             2,000     65,588
    Philip Morris CR A.S.                                            100     52,835
    Unipetrol A.S.                                                11,278     86,634
                                                                         ----------
TOTAL CZECH REPUBLIC                                                        660,444
                                                                         ----------
DENMARK -- (1.2%)
    ALK-Abello A.S.                                                1,220    179,952
    Alm Brand A.S.                                                40,110    314,938
    Ambu A.S. Class B                                              7,992    341,954
    AP Moller - Maersk A.S. Class A                                  262    419,478
    AP Moller - Maersk A.S. Class B                                  571    957,069
*   Bang & Olufsen A.S.                                           17,058    249,390
*   Bavarian Nordic A.S.                                           6,528    257,381
    Brodrene Hartmann A.S.                                           218     11,644
    Carlsberg A.S. Class B                                        10,030    907,387
    Chr Hansen Holding A.S.                                       24,228  1,478,973
    Coloplast A.S. Class B                                         4,082    292,701
*   D/S Norden A.S.                                               10,724    190,746
    Danske Bank A.S.                                              37,835  1,261,967
    DFDS A.S.                                                     11,264    550,947
    DSV A.S.                                                      53,241  2,589,086
    FLSmidth & Co. A.S.                                           19,471    906,166
*   Genmab A.S.                                                    7,583  1,468,525
    GN Store Nord A.S.                                            51,455  1,149,284
*   H Lundbeck A.S.                                               14,534    624,220
*   H+H International A.S. Class B                                 4,996     55,543
    IC Group A.S.                                                  2,723     56,512
    ISS A.S.                                                      29,207  1,040,014
*   Jeudan A.S.                                                      397     40,100
    Jyske Bank A.S.                                               30,592  1,576,085
    Matas A.S.                                                    16,327    238,085

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
DENMARK -- (Continued)
    NKT Holding A.S.                                              10,386 $   802,981
    Nordjyske Bank A.S.                                            2,948      50,957
    Novo Nordisk A.S. Class B                                     61,513   2,223,063
    Novo Nordisk A.S. Sponsored ADR                               20,820     753,059
    Novozymes A.S. Class B                                        23,159     902,740
    Pandora A.S.                                                  18,262   2,393,214
*   Parken Sport & Entertainment A.S.                              1,975      20,493
    Per Aarsleff Holding A.S.                                      7,330     189,570
    Ringkjoebing Landbobank A.S.                                   1,291     281,198
    Rockwool International A.S. Class B                            3,041     542,528
    Royal Unibrew A.S.                                            13,435     509,686
    RTX A.S.                                                       3,831      78,431
*   Santa Fe Group A.S.                                            5,671      47,813
    Schouw & Co. AB                                                6,043     456,302
    SimCorp A.S.                                                  12,063     618,224
    Solar A.S. Class B                                             2,756     148,871
    Spar Nord Bank A.S.                                           28,160     328,892
    Sydbank A.S.                                                  21,250     704,627
*   TDC A.S.                                                     286,799   1,511,169
*   Tivoli A.S.                                                       80       5,583
*   TK Development A.S.                                           18,995      26,709
*   Topdanmark A.S.                                               25,711     676,679
    Tryg A.S.                                                     30,060     575,144
    United International Enterprises                                 410      74,179
    Vestas Wind Systems A.S.                                      10,531     738,527
*   Vestjysk Bank A.S.                                             5,218      12,532
*   William Demant Holding A.S.                                   32,505     608,626
*   Zealand Pharma A.S.                                            3,026      51,376
                                                                         -----------
TOTAL DENMARK                                                             32,491,320
                                                                         -----------
EGYPT -- (0.0%)
    Commercial International Bank Egypt S.A.E. GDR                30,188     120,210
*   Global Telecom Holding S.A.E. GDR                             18,270      33,220
                                                                         -----------
TOTAL EGYPT                                                                  153,430
                                                                         -----------
FINLAND -- (1.3%)
    Ahlstrom Oyj                                                   7,221     108,004
    Alma Media Oyj                                                 3,037      17,006
    Amer Sports Oyj                                               44,342   1,174,886
    Aspo Oyj                                                       6,086      56,997
    Atria Oyj                                                      3,080      38,370
*   BasWare Oyj                                                    1,070      38,053
    Bittium Oyj                                                   13,678      90,112
    Cargotec Oyj Class B                                          15,973     765,851
    Caverion Corp.                                                19,094     153,148
    Citycon Oyj                                                  103,166     256,386
    Comptel Oyj                                                   10,166      25,503
    Cramo Oyj                                                     14,158     352,982
    Elisa Oyj                                                     32,593   1,098,306
    F-Secure Oyj                                                  21,049      73,517
*   Finnair Oyj                                                   18,798      82,121
    Fiskars Oyj Abp                                               10,974     213,583

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
FINLAND -- (Continued)
    Fortum Oyj                                                    39,288 $   626,828
    HKScan Oyj Class A                                             9,570      32,570
    Huhtamaki Oyj                                                 38,214   1,402,985
    Kemira Oyj                                                    42,249     529,310
    Kesko Oyj Class A                                              6,764     314,087
    Kesko Oyj Class B                                             26,056   1,318,461
    Kone Oyj Class B                                              22,183   1,002,914
    Konecranes Oyj                                                13,096     514,667
    Lassila & Tikanoja Oyj                                        14,237     295,307
    Lemminkainen Oyj                                                 971      18,906
    Metsa Board Oyj                                               80,239     548,095
    Metso Oyj                                                     40,396   1,241,894
    Metso Oyj Sponsored ADR                                          800       6,192
    Munksjo Oyj                                                    3,996      62,421
    Neste Oyj                                                     50,918   1,771,594
    Nokia Oyj(5902941)                                           368,602   1,655,084
    Nokia Oyj(5946455)                                           150,663     677,161
    Nokian Renkaat Oyj                                            37,202   1,395,576
    Olvi Oyj Class A                                               3,955     120,731
    Oriola-KD Oyj Class B                                         34,758     164,389
    Orion Oyj Class A                                              4,886     226,434
    Orion Oyj Class B                                             21,344     993,536
*   Outokumpu Oyj                                                100,685     900,942
#*  Outotec Oyj                                                   62,886     357,683
    PKC Group Oyj                                                  8,416     212,902
    Ponsse Oy                                                      1,987      51,007
*   Poyry Oyj                                                      5,709      20,371
    Raisio Oyj Class V                                            50,845     191,034
    Ramirent Oyj                                                  34,646     258,270
    Revenio Group Oyj                                              1,130      35,902
    Sampo Oyj Class A                                             34,348   1,590,604
    Sanoma Oyj                                                    46,713     425,064
    SRV Group Oyj                                                  3,551      20,143
*   Stockmann Oyj Abp Class B                                     13,452     102,863
    Stora Enso Oyj Class R                                       228,200   2,589,653
    Stora Enso Oyj Sponsored ADR                                   1,800      20,376
*   Talvivaara Mining Co. P.L.C.                                 136,822         842
    Technopolis Oyj                                               49,353     164,036
    Tieto Oyj                                                     21,406     592,358
    Tikkurila Oyj                                                 10,157     207,246
    UPM-Kymmene Oyj                                              210,965   4,784,665
    UPM-Kymmene Oyj Sponsored ADR                                    546      12,389
    Uponor Oyj                                                    17,236     310,958
    Vaisala Oyj Class A                                            1,846      68,549
    Valmet Oyj                                                    41,661     658,686
    Wartsila Oyj Abp                                              22,437   1,126,769
    YIT Oyj                                                       48,840     387,546
                                                                         -----------
TOTAL FINLAND                                                             34,554,825
                                                                         -----------
FRANCE -- (5.1%)
    Accor SA                                                      33,917   1,374,520
    Actia Group                                                    5,948      58,700
    Aeroports de Paris                                             2,219     246,237

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
FRANCE -- (Continued)
#*  Air France-KLM                                                36,000 $  190,209
    Air Liquide SA                                                10,029  1,082,768
    Airbus SE                                                     24,049  1,630,161
    Akka Technologies                                              2,830    114,973
    Albioma SA                                                     9,048    154,417
*   Alstom SA                                                     12,568    356,609
    Alten SA                                                      10,173    757,559
    Altran Technologies SA                                        47,051    696,235
    April SA                                                       3,147     40,470
*   Archos                                                         2,165      3,225
    Arkema SA                                                     26,548  2,621,928
    Assystem                                                       3,266    103,593
    Atos SE                                                       21,926  2,332,803
    Aubay                                                          2,030     59,888
    AXA SA                                                        92,707  2,278,483
    AXA SA Sponsored ADR                                           5,414    133,347
    Axway Software SA                                              1,277     39,847
    Beneteau SA                                                   11,172    137,700
*   Bigben Interactive                                             3,141     20,468
    BioMerieux                                                     4,402    696,395
    BNP Paribas SA                                                65,207  4,171,410
    Boiron SA                                                      2,188    202,398
    Bollore SA(4572709)                                          161,727    646,823
*   Bollore SA(BD3RTL2)                                            1,089      4,467
    Bonduelle SCA                                                  5,636    145,416
#   Bourbon Corp.                                                  5,772     69,372
    Bouygues SA                                                   42,186  1,532,868
    Bureau Veritas SA                                             15,901    311,398
    Burelle SA                                                        45     49,071
    Capgemini SA                                                  18,385  1,496,878
    Carrefour SA                                                  96,543  2,361,759
    Casino Guichard Perrachon SA                                  21,271  1,146,980
*   Cegedim SA                                                       878     24,631
*   Cegid Group SA                                                 2,254         --
#*  CGG SA                                                         6,745     67,822
*   CGG SA Sponsored ADR                                             750      7,648
    Chargeurs SA                                                  13,753    269,281
    Christian Dior SE                                              3,321    712,904
    Cie de Saint-Gobain                                           82,244  4,041,113
    Cie des Alpes                                                  2,558     53,470
    Cie Generale des Etablissements Michelin                      36,347  3,904,845
    Cie Plastic Omnium SA                                         22,695    769,962
    CNP Assurances                                                42,661    801,722
*   Coface SA                                                     15,786    102,029
    Credit Agricole SA                                            78,282  1,038,933
    Danone SA                                                     19,220  1,204,877
    Danone SA Sponsored ADR                                          600      7,530
    Dassault Systemes SE                                           4,264    330,090
    Dassault Systemes SE Sponsored ADR                             1,228     95,010
    Derichebourg SA                                               49,272    227,091
    Devoteam SA                                                    2,730    171,655
    Edenred                                                       41,598    906,943
    Eiffage SA                                                    18,238  1,311,126

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
FRANCE -- (Continued)
#   Electricite de France SA                                      66,660 $  657,135
    Elior Group                                                   31,204    698,059
    Elis SA                                                        1,777     31,818
    Engie SA                                                     232,710  2,786,125
*   Eramet                                                         2,574    148,088
    Essilor International SA                                      13,237  1,552,914
*   Esso SA Francaise                                              1,078     48,303
*   Etablissements Maurel et Prom                                 64,889    297,244
    Euler Hermes Group                                             3,547    320,261
    Eurofins Scientific SE                                         1,562    701,278
    Euronext NV                                                   11,196    495,333
    Eutelsat Communications SA                                    59,002  1,006,377
    Exel Industries Class A                                          289     24,806
    Faiveley Transport SA                                          1,094    118,310
    Faurecia                                                      28,812  1,251,868
    Fleury Michon SA                                                 371     22,056
    Gaztransport Et Technigaz SA                                   4,750    196,035
    GL Events                                                      3,961     77,652
    Groupe Crit                                                    1,156     92,016
    Groupe Eurotunnel SE                                          84,383    784,951
*   Groupe Fnac SA(B7VQL46)                                        4,748    307,275
*   Groupe Fnac SA(BLRZL56)                                        3,486    227,271
*   Groupe Gorge                                                     566     13,749
    Groupe Open                                                    1,810     47,658
    Guerbet                                                        2,698    233,301
    Haulotte Group SA                                              4,516     73,391
    Havas SA                                                      33,894    304,794
    Hermes International                                             651    282,916
*   HiPay Group SA                                                 2,042     25,113
*   ID Logistics Group                                                72     11,078
    Iliad SA                                                       1,366    292,120
    Imerys SA                                                     10,050    807,079
    Ingenico Group SA                                              6,236    525,858
    Interparfums SA                                                2,371     71,912
    Ipsen SA                                                       5,548    429,897
    IPSOS                                                         13,770    456,407
    Jacquet Metal Service                                          5,045    115,163
    JCDecaux SA                                                   11,153    357,036
    Kering                                                         6,960  1,656,765
    Korian SA                                                     14,489    415,409
    L'Oreal SA                                                     4,603    836,904
    Lagardere SCA                                                 39,776    997,934
    Laurent-Perrier                                                  664     49,456
    Le Noble Age                                                   1,876     77,633
    Lectra                                                         2,982     57,856
    Legrand SA                                                    14,410    836,949
    LISI                                                           6,351    229,782
    LVMH Moet Hennessy Louis Vuitton SE                           11,021  2,220,986
    Maisons France Confort SA                                        535     28,912
    Manitou BF SA                                                  2,706     61,780
    Manutan International                                            734     54,665
    Mersen SA                                                      5,087    124,774
*   METabolic EXplorer SA                                          4,118     10,631

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
FRANCE -- (Continued)
    Metropole Television SA                                       10,628 $  208,914
    MGI Coutier                                                    5,853    164,472
    Natixis SA                                                    79,064    468,500
*   Naturex                                                        1,883    175,396
    Neopost SA                                                    15,900    525,545
*   Nexans SA                                                     10,643    617,599
    Nexity SA                                                     12,666    622,112
*   Nicox                                                          4,348     38,605
*   NRJ Group                                                      4,409     49,358
    Oeneo SA                                                       3,904     34,775
*   Onxeo SA                                                      10,246     29,779
    Orange SA                                                    252,114  3,913,928
    Orange SA Sponsored ADR                                       26,020    404,611
    Orpea                                                          8,141    663,317
*   Parrot SA                                                      3,660     34,267
    PCAS                                                             152      2,410
    Pernod Ricard SA                                              11,454  1,339,818
*   Peugeot SA                                                   123,999  2,307,696
*   Pierre & Vacances SA                                           2,468    112,089
    Plastivaloire                                                    637     92,080
    Publicis Groupe SA                                            12,899    886,148
    Publicis Groupe SA ADR                                         1,600     27,472
    Rallye SA                                                     13,551    300,985
    Remy Cointreau SA                                              2,082    189,287
    Renault SA                                                    29,945  2,696,356
    Rexel SA                                                     120,726  2,105,575
    Rothschild & Co.                                                 473     13,674
    Rubis SCA                                                      8,874    747,130
    Safran SA                                                     13,595    921,560
    Sanofi                                                        39,874  3,204,932
    Sanofi ADR                                                    39,660  1,617,335
    Sartorius Stedim Biotech                                       4,674    282,830
    Savencia SA                                                    1,304    103,123
    Schneider Electric SE(4834108)                                24,721  1,768,887
    Schneider Electric SE(B11BPS1)                                 1,444    104,246
    SCOR SE                                                       48,074  1,627,011
    SEB SA                                                         6,883    865,580
    Seche Environnement SA                                           824     26,857
*   Sequana SA                                                    11,045     21,690
    SES SA                                                        52,938  1,029,366
*   SFR Group SA                                                   7,302    212,166
    Societe BIC SA                                                 3,399    444,424
    Societe Generale SA                                           59,568  2,912,130
*   Societe Internationale de Plantations d'Heveas SA                245     16,742
    Sodexo SA                                                      4,695    519,184
*   Solocal Group                                                  7,072     18,299
    Somfy SA                                                         237    102,113
    Sopra Steria Group                                             5,114    592,878
*   Stallergenes Greer P.L.C.                                        398     14,010
*   Ste Industrielle d'Aviation Latecoere SA                      25,338    118,590
    Stef SA                                                        1,461    125,754
    STMicroelectronics NV(5962332)                               204,953  2,705,003
    STMicroelectronics NV(2430025)                                37,473    496,142

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- ------------
FRANCE -- (Continued)
    Suez                                                          35,668 $    540,283
    Sword Group                                                    1,588       52,723
    Synergie SA                                                    5,958      246,128
    Tarkett SA                                                     8,323      322,662
    Technicolor SA                                                62,116      266,328
    Teleperformance                                               19,032    2,037,361
    Television Francaise 1                                        46,092      507,784
    Tessi SA                                                          80       12,678
    Thales SA                                                     10,191      956,065
    Total Gabon                                                       81       14,335
    Total SA                                                     219,419   11,101,540
    Total SA Sponsored ADR                                         5,467      276,421
*   Touax SA                                                          25          324
    Trigano SA                                                     3,155      283,135
*   Ubisoft Entertainment SA                                      39,703    1,305,361
    Valeo SA                                                      38,034    2,324,623
#*  Vallourec SA                                                 143,592    1,020,568
#*  Valneva SE                                                    14,422       43,222
    Veolia Environnement SA                                       39,060      665,321
    Veolia Environnement SA ADR                                   13,366      227,890
    Vetoquinol SA                                                    532       28,731
    Vicat SA                                                       6,876      417,661
    VIEL & Cie SA                                                 13,569       65,475
    Vilmorin & Cie SA                                              1,915      128,481
    Vinci SA                                                      37,019    2,594,903
*   Virbac SA                                                        896      165,318
    Vivendi SA                                                   126,174    2,313,536
    Vranken-Pommery Monopole SA                                      106        2,552
*   Worldline SA                                                   5,960      160,738
    Zodiac Aerospace                                              32,659      992,642
                                                                         ------------
TOTAL FRANCE                                                              134,568,679
                                                                         ------------
GERMANY -- (5.1%)
    Aareal Bank AG                                                26,516    1,028,749
    Adidas AG                                                     17,702    2,793,460
    Adler Modemaerkte AG                                           2,793       14,548
*   ADVA Optical Networking SE                                    17,734      148,620
*   AIXTRON SE                                                    30,814      113,846
    Allgeier SE                                                    1,637       31,934
    Allianz SE                                                    19,774    3,360,874
    Allianz SE Sponsored ADR                                      36,967      627,145
    Amadeus Fire AG                                                1,315      103,681
    Aurubis AG                                                    13,257      781,087
    Axel Springer SE                                              13,657      719,862
    BASF SE                                                       97,349    9,397,464
    BASF SE Sponsored ADR                                          1,000       96,580
    Bauer AG                                                       4,794       72,627
    Bayer AG                                                      24,088    2,675,673
    Bayer AG Sponsored ADR                                           200       22,263
    Bayerische Motoren Werke AG                                   57,820    5,279,554
    BayWa AG                                                       6,350      215,714
    Bechtle AG                                                     3,005      305,235
    Beiersdorf AG                                                  4,330      384,152

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
GERMANY -- (Continued)
    Bertrandt AG                                                   2,047 $   204,363
    Bijou Brigitte AG                                                921      55,690
*   Bilfinger SE                                                  14,926     620,284
    Biotest AG                                                     2,019      38,359
    Borussia Dortmund GmbH & Co. KGaA                             33,687     194,066
    BRAAS Monier Building Group SA                                   651      17,759
    Brenntag AG                                                   27,624   1,607,087
    CANCOM SE                                                      3,759     176,492
    Carl Zeiss Meditec AG                                          7,097     265,325
    CENIT AG                                                       4,236      91,485
    CENTROTEC Sustainable AG                                       4,859      83,990
    Cewe Stiftung & Co. KGAA                                       2,229     181,699
    Comdirect Bank AG                                             15,556     163,556
    Commerzbank AG                                               221,782   1,928,979
    CompuGroup Medical SE                                          6,973     274,333
*   Constantin Medien AG                                           4,831       9,895
    Continental AG                                                 6,411   1,255,040
    CropEnergies AG                                                8,062      53,863
    CTS Eventim AG & Co. KGaA                                      9,615     334,339
    Daimler AG                                                   140,117  10,537,759
*   DEAG Deutsche Entertainment AG                                 5,236      17,479
    Delticom AG                                                      285       5,238
*   Deutsche Bank AG                                             103,597   2,062,616
*   Deutsche Boerse AG                                             9,564     882,504
    Deutsche Lufthansa AG                                        111,916   1,495,039
    Deutsche Post AG                                              38,018   1,276,075
    Deutsche Telekom AG                                          235,891   4,129,742
    Deutsche Telekom AG Sponsored ADR                            104,159   1,814,450
    Deutsche Wohnen AG                                            43,141   1,407,140
    Deutz AG                                                      40,350     268,527
*   Dialog Semiconductor P.L.C.                                   26,664   1,240,730
    DIC Asset AG                                                  11,813     116,869
    DMG Mori AG                                                   10,577     511,305
    Dr Hoenle AG                                                     518      16,229
    Draegerwerk AG & Co. KGaA                                        972      68,777
#   Drillisch AG                                                   9,662     448,161
    Duerr AG                                                       9,357     811,738
    E.ON SE                                                      507,298   3,907,757
    E.ON SE Sponsored ADR                                          2,264      17,455
    Eckert & Ziegler AG                                              831      22,877
    Elmos Semiconductor AG                                         5,277      82,632
#   ElringKlinger AG                                              13,658     242,390
*   Euromicron AG                                                  1,356       9,257
    Evonik Industries AG                                           5,340     173,346
*   Evotec AG                                                      7,781      59,384
    Fielmann AG                                                    4,855     339,391
*   First Sensor AG                                                  945      13,972
    Francotyp-Postalia Holding AG Class A                          3,372      17,853
    Fraport AG Frankfurt Airport Services Worldwide               12,475     746,568
    Freenet AG                                                    32,223     968,765
    Fresenius Medical Care AG & Co. KGaA                          20,668   1,687,019
    Fresenius SE & Co. KGaA                                       58,466   4,627,274
    Fuchs Petrolub SE                                              4,941     208,594
    GEA Group AG                                                   5,538     229,478

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
GERMANY -- (Continued)
    Gerresheimer AG                                               12,028 $  980,618
    Gerry Weber International AG                                   9,431    109,958
    Gesco AG                                                       1,734     42,821
    GFK SE                                                         3,465    162,878
#   GFT Technologies SE                                            4,170     87,475
    Grammer AG                                                     7,527    425,074
    GRENKE AG                                                      1,294    216,655
*   H&R GmbH & Co. KGaA                                            6,306    105,508
    Hamburger Hafen und Logistik AG                               10,530    214,648
    Hannover Rueck SE                                              4,766    524,972
    HeidelbergCement AG                                           16,635  1,607,009
*   Heidelberger Druckmaschinen AG                               102,584    269,115
    Hella KGaA Hueck & Co.                                         7,179    293,430
    Henkel AG & Co. KGaA                                           3,035    320,260
*   Highlight Communications AG                                    2,399     14,210
    Hochtief AG                                                    2,930    417,674
*   HolidayCheck Group AG                                          3,932     10,793
    Hornbach Baumarkt AG                                           2,483     76,715
    Hugo Boss AG                                                  13,713    881,029
    Indus Holding AG                                               6,439    367,854
    Infineon Technologies AG                                      66,375  1,221,387
    Infineon Technologies AG ADR                                  41,997    771,065
    Init Innovation In Traffic Systems AG                          1,003     16,692
    Isra Vision AG                                                   823     99,695
    Jenoptik AG                                                   15,465    296,657
    K+S AG                                                        68,109  1,730,191
    KION Group AG                                                 22,236  1,355,150
*   Kloeckner & Co. SE                                            38,611    504,190
*   Koenig & Bauer AG                                              5,554    296,045
*   Kontron AG                                                    22,380     70,334
    Krones AG                                                      4,409    450,693
    KSB AG                                                            38     14,814
    KWS Saat SE                                                      722    226,466
    Lanxess AG                                                    30,542  2,222,580
    LEG Immobilien AG                                             12,781  1,005,292
    Leifheit AG                                                      873     57,006
    Leoni AG                                                      15,898    638,511
    Linde AG                                                      15,298  2,487,827
*   LPKF Laser & Electronics AG                                    4,377     33,715
    MAN SE                                                         2,854    295,880
*   Manz AG                                                        1,394     58,793
*   Medigene AG                                                    2,880     40,619
    Merck KGaA                                                     6,784    748,491
    Metro AG                                                      62,485  2,138,284
    MLP AG                                                        20,134    104,011
    MTU Aero Engines AG                                           18,748  2,245,796
    Muenchener Rueckversicherungs-Gesellschaft AG                  8,477  1,596,271
    Nemetschek SE                                                  4,409    225,689
    Nexus AG                                                         982     20,887
#*  Nordex SE                                                     13,855    292,785
    Norma Group SE                                                12,503    558,010
    OHB SE                                                         1,700     34,967
    Osram Licht AG                                                23,763  1,379,463

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
GERMANY -- (Continued)
    paragon AG                                                       720 $   31,888
*   Patrizia Immobilien AG                                        18,532    298,205
    Pfeiffer Vacuum Technology AG                                  2,070    225,152
    PNE Wind AG                                                   28,442     66,260
    ProSiebenSat.1 Media SE                                       25,148  1,069,829
    Puma SE                                                        1,031    313,985
*   PVA TePla AG                                                   1,103      2,741
    QIAGEN NV                                                     33,593    977,564
    QSC AG                                                        50,103     98,019
    R Stahl AG                                                       845     26,496
    Rational AG                                                      800    363,245
    Rheinmetall AG                                                13,892  1,066,091
    RHOEN-KLINIKUM AG                                             10,845    297,273
    RIB Software AG                                                5,231     66,881
    RTL Group SA                                                   2,061    157,455
*   RWE AG                                                       206,559  2,750,340
#   S&T AG                                                         3,557     32,737
    SAF-Holland SA                                                19,185    291,800
    Salzgitter AG                                                 15,717    603,190
    SAP SE                                                        11,432  1,045,458
    SAP SE Sponsored ADR                                           9,200    841,892
    Schaltbau Holding AG                                           1,808     64,654
    SHW AG                                                         2,328     77,077
    Siemens AG                                                    43,047  5,568,490
*   Siltronic AG                                                   1,081     57,993
    Sixt SE                                                        5,937    309,073
#   SMA Solar Technology AG                                        4,385    112,954
*   SMT Scharf AG                                                  1,160     17,384
    Software AG                                                   15,798    569,889
*   Solarworld AG                                                  4,534     19,822
*   Stabilus SA                                                      228     13,784
    Stada Arzneimittel AG                                         24,978  1,286,546
    STRATEC Biomedical AG                                            376     19,821
#   Stroeer SE & Co. KGaA                                          4,716    232,330
    Suedzucker AG                                                 33,285    880,575
*   Suess MicroTec AG                                             10,380     85,714
    Surteco SE                                                     2,923     74,552
    Symrise AG                                                    11,992    722,067
    TAG Immobilien AG                                             33,186    448,671
    Takkt AG                                                      13,736    307,062
*   Talanx AG                                                     16,922    582,447
    Telefonica Deutschland Holding AG                             88,858    371,709
    ThyssenKrupp AG                                               12,716    322,132
    TLG Immobilien AG                                             15,410    292,868
*   Tom Tailor Holding AG                                          6,657     39,591
*   Uniper SE                                                     50,729    722,688
    United Internet AG                                            16,617    696,363
    VERBIO Vereinigte BioEnergie AG                               11,970    135,865
    Volkswagen AG                                                  4,490    719,273
    Vonovia SE                                                    21,309    698,147
*   Vossloh AG                                                     3,269    210,584
    VTG AG                                                         5,010    166,700
    Wacker Chemie AG                                               6,049    731,070

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- ------------
GERMANY -- (Continued)
    Wacker Neuson SE                                              11,432 $    187,803
    Washtec AG                                                     2,193      123,919
#   Wirecard AG                                                    4,310      209,261
    XING AG                                                          656      128,474
*   Zalando SE                                                     3,060      121,019
    Zeal Network SE                                                4,420      139,069
                                                                         ------------
TOTAL GERMANY                                                             134,654,955
                                                                         ------------
GREECE -- (0.1%)
    Aegean Airlines SA                                             4,941       35,341
*   Alpha Bank AE                                                  2,364        4,195
    Athens Water Supply & Sewage Co. SA (The)                      6,973       40,278
    Bank of Greece                                                 2,794       36,213
*   Ellaktor SA                                                   21,206       24,946
*   FF Group                                                       3,954       75,630
*   Fourlis Holdings SA                                            8,683       40,922
*   GEK Terna Holding Real Estate Construction SA                 10,261       25,063
    Hellenic Exchanges - Athens Stock Exchange SA                 18,545       89,353
*   Hellenic Petroleum SA                                         16,443       76,779
    Hellenic Telecommunications Organization SA                   24,316      220,538
*   Intralot SA-Integrated Lottery Systems & Services             32,611       37,921
    JUMBO SA                                                      22,397      314,493
*   Marfin Investment Group Holdings SA                          175,597       27,756
    Metka Industrial - Construction SA                             9,244       64,418
    Motor Oil Hellas Corinth Refineries SA                        13,959      200,204
*   Mytilineos Holdings SA                                        18,198      126,361
*   National Bank of Greece SA                                     2,447          586
    OPAP SA                                                       17,826      157,851
*   Piraeus Bank SA                                                  575          110
    Piraeus Port Authority SA                                      2,736       37,352
*   Public Power Corp. SA                                         13,423       37,426
    Terna Energy SA                                                9,557       28,642
    Titan Cement Co. SA                                           10,553      236,962
                                                                         ------------
TOTAL GREECE                                                                1,939,340
                                                                         ------------
HONG KONG -- (2.2%)
*   13 Holdings, Ltd. (The)                                       85,000       25,125
    Agritrade Resources, Ltd.                                    340,000       62,823
    AIA Group, Ltd.                                              729,000    4,513,494
    Allied Group, Ltd.                                             4,000       21,024
    Allied Properties HK, Ltd.                                   224,000       50,166
    APT Satellite Holdings, Ltd.                                 161,250       81,000
    Asia Financial Holdings, Ltd.                                 72,000       35,602
*   Asia Satellite Telecommunications Holdings, Ltd.              39,000       48,982
    ASM Pacific Technology, Ltd.                                  56,800      690,589
    Associated International Hotels, Ltd.                         38,000      110,545
#   Bank of East Asia, Ltd. (The)                                224,778      957,431
#   BEP International Holdings, Ltd.                             560,000       32,274
    Bestway International Holdings, Ltd.                         630,000      138,847
#   BOC Hong Kong Holdings, Ltd.                                 334,500    1,337,291
    Bonjour Holdings, Ltd.                                       737,000       34,540
    Bright Smart Securities & Commodities Group, Ltd.            322,000      110,244

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
HONG KONG -- (Continued)
#*  Brightoil Petroleum Holdings, Ltd.                             974,000 $  300,270
*   Brockman Mining, Ltd.                                          896,780     15,142
*   Burwill Holdings, Ltd.                                       1,216,000     30,779
    Cafe de Coral Holdings, Ltd.                                    58,000    192,360
#   Cathay Pacific Airways, Ltd.                                   525,000    711,054
    Chen Hsong Holdings                                             66,000     16,663
    Cheuk Nang Holdings, Ltd.                                       21,817     15,441
#   Cheung Kong Infrastructure Holdings, Ltd.                       37,000    297,543
    Cheung Kong Property Holdings, Ltd.                            200,760  1,319,571
    Chevalier International Holdings, Ltd.                          34,349     53,374
*   China Energy Development Holdings, Ltd.                      3,908,000     43,535
*   China Environmental Energy Investment, Ltd.                    138,000      8,208
*   China Ever Grand Financial Leasing Group Co., Ltd.           1,470,000     18,328
    China Flavors & Fragrances Co., Ltd.                            62,000     16,350
*   China Healthcare Enterprise Group, Ltd.                      1,160,000     17,422
    China Metal International Holdings, Inc.                       190,000     57,537
#*  China Smarter Energy Group Holdings, Ltd.                       98,000      9,934
    China Ting Group Holdings, Ltd.                                358,000     21,367
#   Chinese Estates Holdings, Ltd.                                  54,000     84,839
    Chow Sang Sang Holdings International, Ltd.                    126,000    240,470
#   Chow Tai Fook Jewellery Group, Ltd.                            277,000    235,507
    Chuang's Consortium International, Ltd.                        532,000    100,440
    CITIC Telecom International Holdings, Ltd.                     798,000    260,365
    CK Hutchison Holdings, Ltd.                                    224,760  2,693,789
    CK Life Sciences International Holdings, Inc.                1,024,000     89,212
    CLP Holdings, Ltd.                                              44,500    434,346
    CNQC International Holdings, Ltd.                               95,000     35,587
*   Common Splendor International Health Industry Group, Ltd.      522,000     49,651
    Convenience Retail Asia, Ltd.                                   40,000     19,106
#*  Cowell e Holdings, Inc.                                         48,000     14,442
*   CP Lotus Corp.                                                  80,000      1,414
*   Crocodile Garments                                             177,000     24,312
#   CW Group Holdings, Ltd.                                        210,000     41,630
    Dah Sing Banking Group, Ltd.                                   175,996    343,212
    Dah Sing Financial Holdings, Ltd.                               79,900    616,959
    Eagle Nice International Holdings, Ltd.                         42,000     11,752
    Emperor International Holdings, Ltd.                           613,333    144,255
*   Emperor Watch & Jewellery, Ltd.                              1,360,000     49,761
*   Esprit Holdings, Ltd.                                          772,882    603,248
#   Fairwood Holdings, Ltd.                                         21,000     78,333
    Far East Consortium International, Ltd.                        695,004    301,150
    FIH Mobile, Ltd.                                               967,000    310,705
    First Pacific Co., Ltd.                                        810,400    614,462
    First Shanghai Investments, Ltd.                               360,000     54,244
    Fountain SET Holdings, Ltd.                                    320,000     42,777
    G-Resources Group, Ltd.                                      7,330,800    130,644
    Galaxy Entertainment Group, Ltd.                               196,000    930,978
#*  GCL New Energy Holdings, Ltd.                                1,156,000     59,328
#*  Genting Hong Kong, Ltd.                                        281,000     82,647
    Get Nice Financial Group, Ltd.                                  80,525      9,721
    Get Nice Holdings, Ltd.                                      3,221,000    111,861
    Giordano International, Ltd.                                   642,000    347,683
*   Global Brands Group Holding, Ltd.                            2,596,000    326,201

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
HONG KONG -- (Continued)
    Glorious Sun Enterprises, Ltd.                                 255,000 $   32,450
    Gold Peak Industries Holdings, Ltd.                            262,000     25,966
    Guangnan Holdings, Ltd.                                         54,000      6,740
#   Guotai Junan International Holdings, Ltd.                      690,000    226,106
    Haitong International Securities Group, Ltd.                   588,386    328,819
    Hang Lung Group, Ltd.                                          208,000    797,705
    Hang Lung Properties, Ltd.                                     244,000    600,502
    Hang Seng Bank, Ltd.                                            65,400  1,333,046
    Hanison Construction Holdings, Ltd.                            137,208     24,445
    Harbour Centre Development, Ltd.                                21,000     38,912
    Henderson Land Development Co., Ltd.                           119,131    657,596
    HK Electric Investments & HK Electric Investments, Ltd.        259,000    216,190
    HKBN, Ltd.                                                     119,000    144,873
*   HKR International, Ltd.                                        261,600    131,413
    HKT Trust & HKT, Ltd.                                          523,000    731,932
    Hon Kwok Land Investment Co., Ltd.                              20,000      9,128
    Hong Kong & China Gas Co., Ltd.                                267,862    504,331
    Hong Kong Aircraft Engineering Co., Ltd.                        14,400     99,118
#   Hong Kong Exchanges and Clearing, Ltd.                          44,467  1,075,516
    Hongkong & Shanghai Hotels, Ltd. (The)                          87,307     97,084
    Hopewell Holdings, Ltd.                                        164,000    585,580
#*  Hsin Chong Group Holdings, Ltd.                                876,000     41,619
    Hutchison Telecommunications Hong Kong Holdings, Ltd.          647,000    209,716
    Hysan Development Co., Ltd.                                     76,000    346,366
*   I-CABLE Communications, Ltd.                                   374,000     46,659
    IGG, Inc.                                                      192,000    143,071
*   International Standard Resources Holdings, Ltd.                660,000      3,567
*   iOne Holdings, Ltd.                                            480,000     13,548
    IPE Group, Ltd.                                                140,000     37,872
*   IRC, Ltd.                                                      420,533     21,343
    IT, Ltd.                                                       128,000     52,687
    ITC Properties Group, Ltd.                                      38,000     15,672
    Johnson Electric Holdings, Ltd.                                138,625    368,856
    Kerry Logistics Network, Ltd.                                  218,250    281,528
    Kerry Properties, Ltd.                                         240,500    680,576
    Kingmaker Footwear Holdings, Ltd.                              186,000     51,853
#   Kingston Financial Group, Ltd.                               1,169,000    515,879
    Kowloon Development Co., Ltd.                                  152,000    142,850
    L'Occitane International SA                                    107,250    211,320
    Lai Sun Development Co., Ltd.                                5,639,000    121,551
*   Landing International Development, Ltd.                      1,575,000     12,911
#   Li & Fung, Ltd.                                              1,954,000    847,322
    Lifestyle International Holdings, Ltd.                         183,500    235,289
    Lisi Group Holdings, Ltd.                                      390,000     37,698
    Liu Chong Hing Investment, Ltd.                                 54,000     74,745
    Luk Fook Holdings International, Ltd.                          134,000    393,726
    Lung Kee Bermuda Holdings                                       40,000     15,079
#*  Macau Legend Development, Ltd.                               1,025,000    208,856
    Magnificent Hotel Investment, Ltd.                             500,000     11,612
    Man Wah Holdings, Ltd.                                         577,600    369,420
#   Master Glory Group, Ltd.(BYTP1T9)                            3,158,880     82,143
    Master Glory Group, Ltd.(BYTP1T9)                              394,860     10,331
    Melco Crown Entertainment, Ltd. ADR                             11,953    201,289

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
HONG KONG -- (Continued)
#   Melco International Development, Ltd.                          193,000 $  291,154
#   MGM China Holdings, Ltd.                                        89,200    173,263
*   Midland Holdings, Ltd.                                         166,666     42,161
*   Midland IC&I, Ltd.                                             833,330      5,780
    Ming Fai International Holdings, Ltd.                          107,000     13,750
    Miramar Hotel & Investment                                      31,000     65,501
*   Mongolian Mining Corp.                                       1,658,500     62,728
    MTR Corp., Ltd.                                                 97,766    496,666
    NagaCorp, Ltd.                                                 628,000    368,527
    National Electronic Hldgs                                       30,800      3,963
*   Neo-Neon Holdings, Ltd.                                        136,500     19,523
*   New Sports Group, Ltd.                                       2,040,000     23,087
    New World Development Co., Ltd.                              1,386,489  1,599,723
    Newocean Energy Holdings, Ltd.                                 466,000    126,265
*   Next Digital, Ltd.                                             124,000      5,929
*   Nine Express, Ltd.                                             162,000      8,734
    NWS Holdings, Ltd.                                             396,378    712,274
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.         340,000     30,236
    Orient Overseas International, Ltd.                             93,500    484,613
    Oriental Watch Holdings                                         96,400     19,816
*   Pacific Andes International Holdings, Ltd.                   1,128,607      3,986
#*  Pacific Basin Shipping, Ltd.                                 1,459,000    273,975
#   Pacific Textiles Holdings, Ltd.                                198,000    218,676
    Paliburg Holdings, Ltd.                                        222,000     71,697
*   Paradise Entertainment, Ltd.                                   132,000     25,917
    PCCW, Ltd.                                                   1,117,511    678,289
*   Pearl Oriental Oil, Ltd.                                       638,000     20,859
    Perfect Shape Beauty Technology, Ltd.                           88,000      7,723
#   Pico Far East Holdings, Ltd.                                   314,000    104,994
    Playmates Holdings, Ltd.                                        58,000     79,714
    Playmates Toys, Ltd.                                           332,000     62,661
#   Polytec Asset Holdings, Ltd.                                   610,000     38,639
    Power Assets Holdings, Ltd.                                     53,000    507,839
    Prada SpA                                                       47,700    197,638
    Public Financial Holdings, Ltd.                                 72,000     31,357
*   PYI Corp., Ltd.                                              1,406,000     31,984
    Regal Hotels International Holdings, Ltd.                      142,000     78,025
    SA SA International Holdings, Ltd.                             265,687    105,864
    Samsonite International SA                                     310,200    974,196
    Sands China, Ltd.                                               66,000    290,398
    SAS Dragon Holdings, Ltd.                                      216,000     43,268
#   SEA Holdings, Ltd.                                              72,000    171,322
*   SEEC Media Group, Ltd.                                         640,000      9,400
    Shangri-La Asia, Ltd.                                          653,166    726,510
#   Shenwan Hongyuan HK, Ltd.                                      232,500    102,505
*   Shougang Concord Grand Group, Ltd.                             374,000     11,878
*   Shun Tak Holdings, Ltd.                                        581,499    200,961
*   Singamas Container Holdings, Ltd.                              560,000     63,314
    Sino Land Co., Ltd.                                            288,479    476,667
#   SITC International Holdings Co., Ltd.                          253,000    157,137
    Sitoy Group Holdings, Ltd.                                     105,000     26,750
    SJM Holdings, Ltd.                                             695,301    552,457
    SmarTone Telecommunications Holdings, Ltd.                     189,086    260,494

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
HONG KONG -- (Continued)
*   SOCAM Development, Ltd.                                         88,444 $    32,151
    Soundwill Holdings, Ltd.                                         6,000      11,044
*   South China Financial Holdings, Ltd.                         3,100,000      29,842
*   South China Holdings Co., Ltd.                               1,160,000      50,798
    Stella International Holdings, Ltd.                            184,000     280,105
*   Stelux Holdings International, Ltd.                             43,000       3,090
    Sun Hung Kai & Co., Ltd.                                       306,529     200,013
    Sun Hung Kai Properties, Ltd.                                  133,588   1,838,312
    Swire Pacific, Ltd. Class A                                     87,500     891,442
    Swire Pacific, Ltd. Class B                                    110,000     193,671
    Swire Properties, Ltd.                                          69,600     195,838
    Tai Sang Land Development, Ltd.                                 20,710      13,079
*   Talent Property Group, Ltd.                                  1,845,000      35,275
    Tao Heung Holdings, Ltd.                                       144,000      38,172
    Techtronic Industries Co., Ltd.                                312,500   1,080,815
#   Television Broadcasts, Ltd.                                    122,400     469,514
    Texwinca Holdings, Ltd.                                        334,000     214,006
*   Titan Petrochemicals Group, Ltd.                               380,000       5,218
#*  TOM Group, Ltd.                                                162,000      40,032
#   Town Health International Medical Group, Ltd.                  320,000      51,388
    Tradelink Electronic Commerce, Ltd.                            144,000      29,245
    Transport International Holdings, Ltd.                          76,800     225,259
#*  Trinity, Ltd.                                                  416,000      31,554
*   TSC Group Holdings, Ltd.                                       199,000      29,600
    Tsui Wah Holdings, Ltd.                                        126,000      20,980
#*  United Laboratories International Holdings, Ltd. (The)         220,500     137,240
*   Up Energy Development Group, Ltd.                              524,000       3,269
*   Value Convergence Holdings, Ltd.                                64,000      12,597
    Value Partners Group, Ltd.                                     202,000     173,417
    Vanke Property Overseas, Ltd.                                    2,000       1,338
    Vantage International Holdings, Ltd.                            74,000      11,322
    Varitronix International, Ltd.                                 113,000      50,718
    Victory City International Holdings, Ltd.                    1,233,798      45,126
    Vitasoy International Holdings, Ltd.                           172,000     333,894
    VST Holdings, Ltd.                                             291,600     102,190
    VTech Holdings, Ltd.                                            36,100     448,104
    WH Group, Ltd.                                               1,230,000     934,237
    Wharf Holdings, Ltd. (The)                                     128,000     959,780
    Wheelock & Co., Ltd.                                           131,000     796,207
    Win Hanverky Holdings, Ltd.                                    116,000      18,910
*   Winfull Group Holdings, Ltd.                                   280,000       6,478
    Wing On Co. International, Ltd.                                 32,000     101,303
#   Wing Tai Properties, Ltd.                                      102,000      62,235
#   Wynn Macau, Ltd.                                               159,200     289,525
    Xinyi Glass Holdings, Ltd.                                     760,000     683,592
    Yeebo International Holdings, Ltd.                             106,000      62,287
    YGM Trading, Ltd.                                               20,000      19,127
    Yue Yuen Industrial Holdings, Ltd.                             208,000     760,384
                                                                           -----------
TOTAL HONG KONG                                                             57,548,802
                                                                           -----------
HUNGARY -- (0.1%)
*   FHB Mortgage Bank P.L.C.                                         6,244      10,326
    Magyar Telekom Telecommunications P.L.C.                        99,319     177,345

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
HUNGARY -- (Continued)
    Magyar Telekom Telecommunications P.L.C. Sponsored ADR         4,178 $   36,840
    MOL Hungarian Oil & Gas P.L.C.                                10,545    743,115
    OTP Bank P.L.C.                                               25,534    785,182
    Richter Gedeon Nyrt                                           15,943    343,370
                                                                         ----------
TOTAL HUNGARY                                                             2,096,178
                                                                         ----------
INDIA -- (2.5%)
*   3M India, Ltd.                                                    61     10,736
    Aarti Industries                                               7,444     78,956
*   Aban Offshore, Ltd.                                            7,592     27,312
    ABB India, Ltd.                                                1,905     30,735
    ACC, Ltd.                                                      6,260    130,583
    Adani Enterprises, Ltd.                                       72,180     92,966
    Adani Ports & Special Economic Zone, Ltd.                     84,017    364,776
*   Adani Power, Ltd.                                            275,139    147,690
*   Adani Transmissions, Ltd.                                     53,314     49,718
*   Aditya Birla Fashion and Retail, Ltd.                         73,294    162,209
    Aditya Birla Nuvo, Ltd.                                       15,928    318,923
    Aegis Logistics, Ltd.                                         36,650     69,770
    AIA Engineering, Ltd.                                          9,673    192,935
    Ajanta Pharma, Ltd.                                            4,978    124,579
    Akzo Nobel India, Ltd.                                         3,176     67,119
    Alembic Pharmaceuticals, Ltd.                                  9,657     79,528
*   Allahabad Bank                                                81,372     79,890
    Allcargo Logistics, Ltd.                                      15,152     39,462
    Amara Raja Batteries, Ltd.                                    11,770    155,767
    Ambuja Cements, Ltd.                                          97,375    327,440
*   Amtek Auto, Ltd.                                              48,317     24,180
    Anant Raj, Ltd.                                               27,862     17,699
    Andhra Bank                                                   88,163     65,923
    Apar Industries, Ltd.                                          2,908     26,714
    Apollo Hospitals Enterprise, Ltd.                             11,454    207,940
    Apollo Tyres, Ltd.                                           112,007    297,560
*   Arvind SmartSpaces, Ltd.                                       4,747      5,059
    Arvind, Ltd.                                                  57,700    311,902
    Ashok Leyland, Ltd.                                          209,639    281,541
    Ashoka Buildcon, Ltd.                                         18,131     50,136
    Asian Paints, Ltd.                                            15,640    223,651
    Astral Polytechnik, Ltd.                                       2,393     13,672
    Atul, Ltd.                                                     3,454    115,893
    Aurobindo Pharma, Ltd.                                       106,747  1,073,036
    Axis Bank, Ltd.                                              132,712    912,937
    Bajaj Auto, Ltd.                                               4,931    206,719
    Bajaj Corp., Ltd.                                              9,221     50,659
    Bajaj Electricals, Ltd.                                        4,500     16,044
    Bajaj Finance, Ltd.                                           28,070    428,345
    Bajaj Finserv, Ltd.                                            8,939    426,597
*   Bajaj Hindusthan Sugar, Ltd.                                 152,226     32,853
    Bajaj Holdings & Investment, Ltd.                              7,265    214,259
    Balkrishna Industries, Ltd.                                    7,920    131,129
*   Ballarpur Industries, Ltd.                                    70,689     16,034
    Balmer Lawrie & Co., Ltd.                                      9,156     30,222
    Balrampur Chini Mills, Ltd.                                   45,021     94,003

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
INDIA -- (Continued)
*   Bank of Baroda                                               109,728 $268,279
*   Bank of India                                                 83,859  145,470
*   Bank Of Maharashtra                                           32,893   16,040
    BASF India, Ltd.                                                 998   19,186
    Bata India, Ltd.                                              13,096   92,398
    BEML, Ltd.                                                     5,064   90,256
    Berger Paints India, Ltd.                                     74,368  231,148
*   BF Utilities, Ltd.                                             4,550   24,176
*   BGR Energy Systems, Ltd.                                       2,982    5,703
    Bharat Electronics, Ltd.                                       9,133  207,396
*   Bharat Financial Inclusion, Ltd.                               8,264   89,802
    Bharat Forge, Ltd.                                            34,784  478,447
    Bharat Heavy Electricals, Ltd.                                68,791  138,597
    Bharat Petroleum Corp., Ltd.                                  43,386  436,706
    Bharti Airtel, Ltd.                                          127,654  656,378
    Biocon, Ltd.                                                  20,373  303,405
    Birla Corp., Ltd.                                              8,153   88,988
    Bliss Gvs Pharma, Ltd.                                        14,241   30,859
    Blue Dart Express, Ltd.                                          403   25,848
    Blue Star, Ltd.                                                2,257   17,780
    Bodal Chemicals, Ltd.                                         16,735   32,336
    Bombay Dyeing & Manufacturing Co., Ltd.                       20,078   16,313
    Bosch, Ltd.                                                      259   84,587
    Britannia Industries, Ltd.                                     2,752  127,161
    Cadila Healthcare, Ltd.                                       41,130  213,537
    Cairn India, Ltd.                                            105,940  434,444
    Can Fin Homes, Ltd.                                            1,992   54,472
*   Canara Bank                                                   48,751  204,993
    Caplin Point Laboratories, Ltd.                                3,130   19,489
    Carborundum Universal, Ltd.                                    8,630   32,487
    Castrol India, Ltd.                                            6,665   39,928
    CCL Products India, Ltd.                                      13,096   58,117
    Ceat, Ltd.                                                     7,440  128,274
    Century Plyboards India, Ltd.                                  6,288   18,319
    Century Textiles & Industries, Ltd.                           13,610  168,447
    Cera Sanitaryware, Ltd.                                        1,180   37,465
    CESC, Ltd.                                                    16,500  178,035
    Chambal Fertilizers and Chemicals, Ltd.                       50,908   60,404
    Chennai Petroleum Corp., Ltd.                                 11,326   55,257
    Chennai Super Kings Cricket, Ltd.                             65,357      406
    Cholamandalam Investment and Finance Co., Ltd.                 5,708   86,768
    Cipla, Ltd.                                                   49,376  418,146
    City Union Bank, Ltd.                                         34,156   74,514
    Clariant Chemicals India, Ltd.                                 2,206   23,149
    Colgate-Palmolive India, Ltd.                                  9,498  124,730
    Container Corp. Of India, Ltd.                                 7,656  134,909
    Coromandel International, Ltd.                                20,716   96,350
*   Corp. Bank                                                    47,980   30,640
    Cox & Kings, Ltd.                                             30,427   86,836
    Credit Analysis & Research, Ltd.                               2,723   55,915
    CRISIL, Ltd.                                                   1,647   50,053
*   Crompton Greaves Consumer Electricals, Ltd.                   78,725  221,405
*   Crompton Greaves, Ltd.                                        78,725   74,745

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
INDIA -- (Continued)
    Cummins India, Ltd.                                            9,452 $116,861
    Cyient, Ltd.                                                   4,225   28,593
    Dabur India, Ltd.                                             30,848  125,499
    Dalmia Bharat, Ltd.                                            2,554   69,366
    DB Corp., Ltd.                                                 6,552   36,011
*   DB Realty, Ltd.                                               17,964   10,574
*   DCB Bank, Ltd.                                                84,118  146,446
    DCM Shriram, Ltd.                                             12,945   50,382
    Deepak Fertilisers & Petrochemicals Corp., Ltd.               13,545   49,808
    Delta Corp., Ltd.                                             30,239   55,657
*   Dena Bank                                                     73,169   38,201
    Dewan Housing Finance Corp., Ltd.                             71,561  302,328
    Dhanuka Agritech, Ltd.                                         2,609   26,704
*   Dish TV India, Ltd.                                           76,802   95,133
    Dishman Pharmaceuticals & Chemicals, Ltd.                     14,314   47,912
    Divi's Laboratories, Ltd.                                      9,180   94,857
    DLF, Ltd.                                                     91,951  184,308
    Dr Reddy's Laboratories, Ltd. ADR                             12,143  548,864
*   Dynamatic Technologies, Ltd.                                   1,070   46,334
    eClerx Services, Ltd.                                          5,685  126,458
    Eicher Motors, Ltd.                                            2,071  705,190
*   EID Parry India, Ltd.                                         22,053   91,967
    EIH, Ltd.                                                     28,044   41,216
    Elgi Equipments, Ltd.                                          4,602   12,912
    Emami, Ltd.                                                    4,358   66,368
    Engineers India, Ltd.                                         57,102  124,544
*   Eros International Media, Ltd.                                10,555   26,094
    Escorts, Ltd.                                                 25,731  138,191
    Essel Propack, Ltd.                                           16,677   59,430
    Eveready Industries India, Ltd.                                8,237   29,515
    Exide Industries, Ltd.                                        88,368  255,858
    FAG Bearings India, Ltd.                                       1,115   64,917
    FDC, Ltd.                                                     10,793   33,832
    Federal Bank, Ltd.                                           377,941  423,365
*   Federal-Mogul Goetze India, Ltd.                               1,631   11,842
    FIEM Industries, Ltd.                                            617    9,741
    Finolex Cables, Ltd.                                          19,393  125,316
    Finolex Industries, Ltd.                                      15,310  111,594
*   Firstsource Solutions, Ltd.                                   78,398   46,104
*   Fortis Healthcare, Ltd.                                       54,651  147,622
*   Future Consumer, Ltd.                                        100,564   33,242
    Future Enterprises, Ltd.                                      41,879   13,529
*   Future Retail Ltd.                                            41,879  107,022
    Gabriel India, Ltd.                                           19,798   31,920
    GAIL India, Ltd.                                              61,068  420,375
    Garware Wall Ropes, Ltd.                                       1,870   15,960
    Gateway Distriparks, Ltd.                                     23,895   84,774
    Gati, Ltd.                                                     6,028   10,693
*   GE Power India, Ltd.                                           2,497   21,358
    GE T&D India, Ltd.                                             2,769   12,563
    Geometric, Ltd.                                               11,530   42,433
    GHCL, Ltd.                                                    19,423   78,908
    GIC Housing Finance, Ltd.                                      8,499   36,907

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
INDIA -- (Continued)
    Gillette India, Ltd.                                             405 $ 25,113
    GlaxoSmithKline Consumer Healthcare, Ltd.                        327   24,993
    GlaxoSmithKline Pharmaceuticals, Ltd.                            514   20,573
    Glenmark Pharmaceuticals, Ltd.                                11,592  152,721
*   GMR Infrastructure, Ltd.                                     519,729   97,795
    Godfrey Phillips India, Ltd.                                   3,450   51,441
    Godrej Consumer Products, Ltd.                                 4,749  110,242
    Godrej Industries, Ltd.                                       16,321  103,593
*   Godrej Properties, Ltd.                                       17,152   83,316
    Granules India, Ltd.                                          17,848   29,745
    Graphite India, Ltd.                                          13,582   19,466
    Grasim Industries, Ltd.                                       25,915  347,634
    Great Eastern Shipping Co., Ltd. (The)                        24,793  143,607
    Greaves Cotton, Ltd.                                          35,151   70,848
    Greenply Industries, Ltd.                                     11,202   42,781
    Gruh Finance, Ltd.                                            16,636   82,622
    Gujarat Alkalies & Chemicals, Ltd.                             9,984   55,027
    Gujarat Fluorochemicals, Ltd.                                  8,034   56,508
    Gujarat Gas, Ltd.                                              7,972   67,176
    Gujarat Mineral Development Corp., Ltd.                       40,207   69,394
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.          15,978   56,911
    Gujarat Pipavav Port, Ltd.                                    17,640   36,275
    Gujarat State Fertilizers & Chemicals, Ltd.                   40,083   63,935
    Gujarat State Petronet, Ltd.                                  65,874  147,916
*   GVK Power & Infrastructure, Ltd.                              63,703    5,497
*   Hathway Cable & Datacom, Ltd.                                 32,462   17,952
    Havells India, Ltd.                                           29,435  182,308
*   HCL Infosystems, Ltd.                                         22,200   19,445
    HCL Technologies, Ltd.                                        52,029  618,140
    HDFC Bank, Ltd.                                               51,927  983,641
    HDFC Bank, Ltd. ADR                                            2,000  137,860
*   HeidelbergCement India, Ltd.                                  32,536   56,341
    Heritage Foods, Ltd.                                           2,025   29,555
    Hero MotoCorp, Ltd.                                            3,652  170,675
    Hexaware Technologies, Ltd.                                   34,366   98,536
    Hikal, Ltd.                                                    4,156   14,205
*   Himachal Futuristic Communications, Ltd.                     241,925   49,479
    Himatsingka Seide, Ltd.                                       24,860  123,035
    Hindalco Industries, Ltd.                                    318,833  892,114
*   Hindustan Construction Co., Ltd.                             129,998   83,364
    Hindustan Petroleum Corp., Ltd.                               44,268  341,438
    Hindustan Unilever, Ltd.                                       9,218  116,105
    Honeywell Automation India, Ltd.                                 588   82,329
*   Housing Development & Infrastructure, Ltd.                   146,987  135,595
    Housing Development Finance Corp., Ltd.                       35,128  708,779
    HSIL, Ltd.                                                    13,542   58,013
    HT Media, Ltd.                                                25,167   29,564
    ICICI Bank, Ltd.                                              45,800  181,311
    ICICI Bank, Ltd. Sponsored ADR                                88,280  684,170
*   IDBI Bank, Ltd.                                              221,811  253,236
    Idea Cellular, Ltd.                                          159,785  259,693
    IDFC Bank, Ltd.                                              142,144  125,873
*   IDFC, Ltd.                                                   142,144  115,359

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
INDIA -- (Continued)
    IFCI, Ltd.                                                   304,825 $  138,867
    IIFL Holdings, Ltd.                                           67,491    292,483
    IL&FS Transportation Networks, Ltd.                           20,701     33,561
    India Cements, Ltd. (The)                                     82,812    177,659
    Indiabulls Housing Finance, Ltd.                              75,672    837,365
    Indian Bank                                                   37,162    149,359
    Indian Hotels Co., Ltd.                                       66,755    106,754
    Indian Hume Pipe Co., Ltd.                                     3,318     17,679
    Indian Oil Corp., Ltd.                                        53,620    289,161
*   Indian Overseas Bank                                         175,339     66,789
    Indo Count Industries, Ltd.                                   16,675     44,093
    Indoco Remedies, Ltd.                                          2,590     10,232
    Indraprastha Gas, Ltd.                                        10,376    143,471
    IndusInd Bank, Ltd.                                           22,095    407,195
    Infosys, Ltd.                                                 92,926  1,272,125
    Infosys, Ltd. Sponsored ADR                                   11,240    154,775
    Ingersoll-Rand India, Ltd.                                     4,075     38,899
*   Intellect Design Arena, Ltd.                                  12,479     26,159
*   Ipca Laboratories, Ltd.                                        9,259     72,552
    IRB Infrastructure Developers, Ltd.                           34,325    117,253
    ITC, Ltd.                                                     75,464    287,666
*   ITD Cementation India, Ltd.                                   11,942     28,406
*   Jagran Prakashan, Ltd.                                        36,725     98,789
    Jain Irrigation Systems, Ltd.                                130,917    182,173
*   Jaiprakash Associates, Ltd.                                  687,877    115,672
    Jammu & Kashmir Bank, Ltd. (The)                              85,852     79,139
    Jamna Auto Industries, Ltd.                                    6,857     18,336
*   Jaypee Infratech, Ltd.                                        64,208      8,029
    JB Chemicals & Pharmaceuticals, Ltd.                           7,549     37,441
    JBF Industries, Ltd.                                          13,990     46,884
*   Jet Airways India, Ltd.                                        2,431     14,412
    Jindal Poly Films, Ltd.                                        3,631     18,090
    Jindal Saw, Ltd.                                              62,028     53,124
*   Jindal Stainless Hisar, Ltd.                                  17,705     26,730
*   Jindal Steel & Power, Ltd.                                   129,450    153,393
*   JITF Infralogistics, Ltd.                                      4,986      2,262
    JK Cement, Ltd.                                                6,182     66,012
    JK Lakshmi Cement, Ltd.                                        4,965     27,353
    JK Tyre & Industries, Ltd.                                    17,615     31,375
    JM Financial, Ltd.                                            70,734     71,787
    Johnson Controls-Hitachi Air Conditioning India, Ltd.          1,603     33,161
    JSW Energy, Ltd.                                             203,938    183,215
    JSW Steel, Ltd.                                              350,700  1,025,842
    Jubilant Foodworks, Ltd.                                       5,229     66,997
    Jubilant Life Sciences, Ltd.                                  29,765    295,887
*   Just Dial, Ltd.                                               11,443     61,535
    Jyothy Laboratories, Ltd.                                      4,644     23,892
    Kajaria Ceramics, Ltd.                                         2,888     24,620
    Kalpataru Power Transmission, Ltd.                            24,528     99,877
*   Kalyani Steels, Ltd.                                           8,223     39,320
    Kansai Nerolac Paints, Ltd.                                    7,181     36,461
    Karnataka Bank, Ltd. (The)                                    67,981    114,646
    Karur Vysya Bank, Ltd. (The)                                  66,970     82,174

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
INDIA -- (Continued)
*   Kaveri Seed Co., Ltd.                                          3,867 $ 26,240
    KEC International, Ltd.                                       36,898   81,339
*   Kesoram Industries, Ltd.                                       6,410   12,939
    Kitex Garments, Ltd.                                           6,780   44,488
    Kolte-Patil Developers, Ltd.                                   4,030    5,623
    Kotak Mahindra Bank, Ltd.                                     65,068  744,421
    KPIT Technologies, Ltd.                                       49,896   96,008
    KPR Mill, Ltd.                                                 3,584   30,465
    KRBL, Ltd.                                                    22,196  122,224
    Kwality, Ltd.                                                 27,994   56,785
    L&T Finance Holdings, Ltd.                                   188,906  271,678
    Lakshmi Machine Works, Ltd.                                      669   37,779
    Lakshmi Vilas Bank, Ltd. (The)                                14,735   30,233
    Larsen & Toubro, Ltd.                                         19,119  406,546
    LIC Housing Finance, Ltd.                                     83,951  685,603
    Lupin, Ltd.                                                   12,300  267,653
    Mahindra & Mahindra Financial Services, Ltd.                  73,854  290,716
    Mahindra & Mahindra, Ltd.                                     50,626  929,109
    Mahindra & Mahindra, Ltd. Sponsored GDR                       12,272  227,841
*   Mahindra CIE Automotive, Ltd.                                 13,377   37,775
    Mahindra Holidays & Resorts India, Ltd.                        6,007   37,286
    Mahindra Lifespace Developers, Ltd.                            3,460   18,055
    Manappuram Finance, Ltd.                                     190,164  221,033
*   Mangalore Refinery & Petrochemicals, Ltd.                     63,805   92,179
    Marico, Ltd.                                                  24,437   92,698
    Marksans Pharma, Ltd.                                         69,107   38,267
    Maruti Suzuki India, Ltd.                                      7,420  646,321
    Max Financial Services, Ltd.                                  26,905  225,882
*   MAX India, Ltd.                                               26,905   55,768
*   Max Ventures & Industries, Ltd.                                5,381    5,223
    Mayur Uniquoters, Ltd.                                         1,837    9,936
    McLeod Russel India, Ltd.                                     24,846   57,173
    Meghmani Organics, Ltd.                                       25,968   17,284
    Merck, Ltd.                                                    2,147   29,659
    Minda Industries, Ltd.                                         3,193   16,455
    MindTree, Ltd.                                                31,048  206,511
    Monsanto India, Ltd.                                              98    3,311
    Motherson Sumi Systems, Ltd.                                  44,051  215,136
    Motilal Oswal Financial Services, Ltd.                         6,733   55,266
    Mphasis, Ltd.                                                  7,519   61,726
    MRF, Ltd.                                                        486  368,451
    Muthoot Finance, Ltd.                                         23,636  108,079
*   Nagarjuna Fertilizers & Chemicals, Ltd.                       69,051   12,946
    Natco Pharma, Ltd.                                            12,555  128,085
    National Aluminium Co., Ltd.                                 174,406  193,056
    Nava Bharat Ventures, Ltd.                                    21,162   35,486
    Navin Fluorine International, Ltd.                               715   28,168
    Navneet Education, Ltd.                                       17,351   31,684
    NCC, Ltd.                                                    165,699  202,987
    Nestle India, Ltd.                                             1,056   91,250
    NHPC, Ltd.                                                   121,665   51,846
    NIIT Technologies, Ltd.                                       12,245   73,601
*   NIIT, Ltd.                                                    17,885   19,606

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
INDIA -- (Continued)
    Nilkamal, Ltd.                                                 1,989 $ 48,372
    NTPC, Ltd.                                                    82,106  208,882
    Oberoi Realty, Ltd.                                           20,760   96,845
    Oil & Natural Gas Corp., Ltd.                                 29,660   88,491
    Oil India, Ltd.                                               27,225  132,045
    Omaxe, Ltd.                                                   14,260   34,622
    OnMobile Global, Ltd.                                         13,911   16,378
    Oracle Financial Services Software, Ltd.                       2,808  137,274
    Orient Cement Ltd.                                             9,034   18,006
    Oriental Bank of Commerce                                     43,463   74,403
    Page Industries, Ltd.                                            620  132,803
*   Patel Engineering, Ltd.                                       20,188   24,346
    PC Jeweller, Ltd.                                             13,332   74,826
    Persistent Systems, Ltd.                                       7,632   67,006
    Petronet LNG, Ltd.                                            56,748  312,724
    Pfizer, Ltd.                                                   2,484   64,715
    Phoenix Mills, Ltd. (The)                                      8,692   44,224
    PI Industries, Ltd.                                            4,914   62,694
    Pidilite Industries, Ltd.                                     11,464  114,545
    Piramal Enterprises, Ltd.                                        843   20,954
*   Polaris Consulting & Services, Ltd.                            1,178    2,730
    Power Finance Corp., Ltd.                                    147,154  281,800
    Power Grid Corp. of India, Ltd.                               67,397  206,149
    Praj Industries, Ltd.                                         38,085   46,515
    Prestige Estates Projects, Ltd.                               20,811   51,296
    Procter & Gamble Hygiene & Health Care, Ltd.                     468   48,186
    PTC India Financial Services, Ltd.                            51,751   31,692
    PTC India, Ltd.                                               75,922   94,238
*   Punjab National Bank                                          98,742  198,087
    PVR, Ltd.                                                      8,235  148,524
    Radico Khaitan, Ltd.                                           6,715   11,182
    Rain Industries, Ltd.                                         30,348   29,728
    Rajesh Exports, Ltd.                                           4,124   30,300
    Rallis India, Ltd.                                            14,230   48,317
    Ramco Cements, Ltd. (The)                                     19,272  198,869
    Ramco Industries, Ltd.                                         6,675   20,033
    Rashtriya Chemicals & Fertilizers, Ltd.                       39,060   33,297
*   RattanIndia Power, Ltd.                                      305,973   32,496
    Raymond, Ltd.                                                 13,999  101,758
    Redington India, Ltd.                                         44,129   66,745
*   REI Agro, Ltd.                                                71,019      466
    Relaxo Footwears, Ltd.                                         3,596   23,203
*   Reliance Communications, Ltd.                                314,737  159,156
*   Reliance Defence and Engineering, Ltd.                        67,079   59,629
    Reliance Industries, Ltd.                                     47,280  729,118
    Reliance Industries, Ltd. GDR                                  9,355  290,040
    Reliance Infrastructure, Ltd.                                 28,168  214,206
*   Reliance Power, Ltd.                                         225,835  148,962
    Repco Home Finance, Ltd.                                       5,419   52,490
*   Rolta India, Ltd.                                             34,772   33,348
*   Ruchi Soya Industries, Ltd.                                   16,055    5,504
    Rural Electrification Corp., Ltd.                            199,258  418,736
    Sadbhav Engineering, Ltd.                                      6,929   28,256

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
INDIA -- (Continued)
    Sanghvi Movers, Ltd.                                           2,914 $    9,409
    Sanofi India, Ltd.                                             1,698    102,296
    Sharda Cropchem, Ltd.                                          5,292     35,640
    Shilpa Medicare, Ltd.                                          3,332     34,476
*   Shipping Corp. of India, Ltd.                                 48,621     47,978
    Shree Cement, Ltd.                                             1,212    275,722
    Shriram City Union Finance, Ltd.                               1,488     41,421
    Shriram Transport Finance Co., Ltd.                           22,890    316,654
*   Shyam Century Ferrous, Ltd.                                    6,288        796
    Siemens, Ltd.                                                  1,769     29,760
    Sintex Industries, Ltd.                                      116,733    144,719
    SJVN, Ltd.                                                    85,579     40,991
    SKF India, Ltd.                                                3,176     60,119
    SML ISUZU, Ltd.                                                2,162     38,035
    Sobha, Ltd.                                                   18,832     72,375
    Solar Industries India, Ltd.                                   1,211     12,388
    Sonata Software, Ltd.                                         14,463     40,943
    South Indian Bank, Ltd. (The)                                430,148    132,714
    SREI Infrastructure Finance, Ltd.                             85,602    110,419
    SRF, Ltd.                                                      8,369    211,912
*   Star Ferro and Cement, Ltd.                                    6,288      8,897
    State Bank of Bikaner & Jaipur                                 6,124     62,590
    State Bank of India                                           63,980    245,515
    State Bank of India GDR                                          226      8,799
    State Bank of Travancore                                       5,116     40,778
    Sterlite Technologies, Ltd.                                   45,756     84,110
    Strides Shasun, Ltd.                                           7,820    126,179
    Subros, Ltd.                                                   7,463     19,960
    Sun Pharmaceutical Industries, Ltd.                           40,973    380,871
    Sun TV Network, Ltd.                                          39,645    308,312
    Sundram Fasteners, Ltd.                                       24,211    113,843
    Sunteck Realty, Ltd.                                           3,725     13,531
    Supreme Industries, Ltd.                                      13,945    193,365
    Supreme Petrochem, Ltd.                                       17,029     67,377
*   Suzlon Energy, Ltd.                                          677,828    171,167
    Swaraj Engines, Ltd.                                           1,485     31,072
    Symphony, Ltd.                                                 1,621     31,405
*   Syndicate Bank                                                92,012     90,997
    TAKE Solutions, Ltd.                                          15,100     31,193
    Tamil Nadu Newsprint & Papers, Ltd.                           12,488     62,199
    Tata Chemicals, Ltd.                                          27,797    223,855
    Tata Communications, Ltd.                                     12,550    130,803
    Tata Consultancy Services, Ltd.                               10,810    355,812
    Tata Elxsi, Ltd.                                               4,728     99,026
    Tata Global Beverages, Ltd.                                  126,296    239,707
    Tata Motors, Ltd.                                            146,407  1,131,693
    Tata Power Co., Ltd.                                         271,470    318,559
    Tata Steel, Ltd.                                             114,871    786,373
*   Tata Teleservices Maharashtra, Ltd.                           65,868      5,923
*   TCI Express, Ltd.                                              3,908     17,482
    Tech Mahindra, Ltd.                                           45,860    307,130
    Thermax, Ltd.                                                  5,973     71,129
    Time Technoplast, Ltd.                                        16,187     21,097

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
INDIA -- (Continued)
    Timken India, Ltd.                                               5,879 $    55,856
    Titagarh Wagons, Ltd.                                           15,510      26,565
    Titan Co., Ltd.                                                 17,242      92,293
    Torrent Pharmaceuticals, Ltd.                                    8,466     162,891
    Torrent Power, Ltd.                                             19,842      56,888
    Transport Corp. of India, Ltd.                                   7,816      18,886
    Trent, Ltd.                                                      6,550      22,999
    Trident, Ltd.                                                   32,522      32,379
*   Triveni Engineering & Industries, Ltd.                          30,673      32,747
    Triveni Turbine, Ltd.                                           34,817      61,654
    TTK Prestige, Ltd.                                                 355      30,220
    Tube Investments of India, Ltd.                                 22,665     193,569
*   TV18 Broadcast, Ltd.                                           190,935     102,034
    TVS Motor Co., Ltd.                                             34,636     197,287
    TVS Srichakra, Ltd.                                                120       5,671
*   UCO Bank                                                       163,070      82,652
    Uflex, Ltd.                                                     15,054      58,897
    Ultratech Cement, Ltd.                                           4,462     242,732
    Unichem Laboratories, Ltd.                                      16,164      64,306
    Union Bank of India                                             74,597     158,157
*   Unitech, Ltd.                                                  958,605      68,793
    United Breweries, Ltd.                                           4,407      52,010
    UPL, Ltd.                                                       76,347     815,753
    V-Guard Industries, Ltd.                                        13,280      40,568
    VA Tech Wabag, Ltd.                                             10,769      77,281
    Vakrangee, Ltd.                                                 37,386     168,462
    Vardhman Textiles, Ltd.                                          7,200     133,729
    Vedanta, Ltd.                                                  133,851     502,230
    Vedanta, Ltd. ADR                                               28,241     417,973
*   Videocon Industries, Ltd.                                       32,482      49,746
*   Vijaya Bank                                                     99,496      77,372
    Vinati Organics, Ltd.                                            5,750      62,536
    VIP Industries, Ltd.                                            10,856      20,858
    Voltas, Ltd.                                                    27,567     132,538
    VRL Logistics, Ltd.                                              9,729      41,250
    VST Industries, Ltd.                                               351      12,519
    WABCO India, Ltd.                                                  446      35,901
    Welspun Corp., Ltd.                                             36,901      45,613
    Welspun India, Ltd.                                             82,167      91,800
*   Whirlpool of India, Ltd.                                         4,188      58,342
    Wipro, Ltd.                                                     55,348     376,235
    Wockhardt, Ltd.                                                  9,139      87,275
    Yes Bank, Ltd.                                                  65,619   1,352,987
    Zee Entertainment Enterprises, Ltd.                             39,386     284,658
    Zensar Technologies, Ltd.                                        4,461      58,896
                                                                           -----------
TOTAL INDIA                                                                 64,453,881
                                                                           -----------
INDONESIA -- (0.6%)
    Ace Hardware Indonesia Tbk PT                                1,147,000      63,967
    Adaro Energy Tbk PT                                          6,360,800     808,451
    Adhi Karya Persero Tbk PT                                      784,987     123,533
*   Agung Podomoro Land Tbk PT                                   2,441,400      40,233
    AKR Corporindo Tbk PT                                          153,900      76,971

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES   VALUE++
                                                                 ---------- --------
INDONESIA -- (Continued)
*   Alam Sutera Realty Tbk PT                                     4,425,100 $126,674
*   Aneka Tambang Persero Tbk PT                                  3,299,420  197,829
    Arwana Citramulia Tbk PT                                        232,600    8,188
    Asahimas Flat Glass Tbk PT                                       86,500   43,087
    Astra Agro Lestari Tbk PT                                       196,289  231,845
    Astra International Tbk PT                                    1,459,400  870,030
    Bank Bukopin Tbk                                              1,262,200   57,694
    Bank Central Asia Tbk PT                                        388,600  445,396
*   Bank CIMB Niaga Tbk PT                                           64,038    4,701
    Bank Danamon Indonesia Tbk PT                                   822,263  256,253
    Bank Mandiri Persero Tbk PT                                     769,009  628,112
    Bank Negara Indonesia Persero Tbk PT                            699,320  298,792
*   Bank Pan Indonesia Tbk PT                                     1,316,000   81,373
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT            894,500  154,173
    Bank Pembangunan Daerah Jawa Timur Tbk PT                       658,400   30,360
*   Bank Permata Tbk PT                                             448,819   22,692
    Bank Rakyat Indonesia Persero Tbk PT                          1,015,700  891,879
    Bank Tabungan Negara Persero Tbk PT                           1,893,441  270,251
*   Bank Tabungan Pensiunan Nasional Tbk PT                          54,000   10,436
*   Barito Pacific Tbk PT                                           522,400   70,641
*   Bayan Resources Tbk PT                                           16,000    7,247
    Bekasi Fajar Industrial Estate Tbk PT                         1,060,300   26,537
*   Benakat Integra Tbk PT                                        3,406,400   32,404
*   Berlian Laju Tanker Tbk PT                                      514,666       --
    BISI International Tbk PT                                       468,500   63,320
    Bumi Serpong Damai Tbk PT                                     2,092,800  287,063
*   Bumi Teknokultura Unggul Tbk PT                                 287,600   33,392
    Charoen Pokphand Indonesia Tbk PT                               659,000  153,157
    Ciputra Development Tbk PT                                    4,791,071  473,830
*   Citra Marga Nusaphala Persada Tbk PT                            531,666   59,605
*   Delta Dunia Makmur Tbk PT                                     1,740,300   67,842
*   Eagle High Plantations Tbk PT                                 4,587,600  119,556
    Elnusa Tbk PT                                                 1,814,900   58,747
*   Energi Mega Persada Tbk PT                                    6,952,500   42,697
    Erajaya Swasembada Tbk PT                                       382,200   17,468
*   Eureka Prima Jakarta Tbk PT                                     764,400    6,299
*   Gajah Tunggal Tbk PT                                            689,200   59,330
*   Garuda Indonesia Persero Tbk PT                               1,784,500   45,169
    Global Mediacom Tbk PT                                        2,289,300  102,932
    Gudang Garam Tbk PT                                              22,300  103,114
*   Hanson International Tbk PT                                  14,605,500  166,255
*   Harum Energy Tbk PT                                             224,000   36,927
    Holcim Indonesia Tbk PT                                         435,500   29,362
    Indah Kiat Pulp & Paper Corp. Tbk PT                            861,000   67,401
*   Indika Energy Tbk PT                                            445,300   25,869
    Indo Tambangraya Megah Tbk PT                                   141,800  159,383
    Indocement Tunggal Prakarsa Tbk PT                              177,400  199,688
    Indofood CBP Sukses Makmur Tbk PT                                38,000   23,910
    Indofood Sukses Makmur Tbk PT                                 1,242,500  737,457
*   Indosat Tbk PT                                                  176,750   85,397
*   Inovisi Infracom Tbk PT                                           7,778       13
    Intiland Development Tbk PT                                   2,790,300   95,719
    Japfa Comfeed Indonesia Tbk PT                                1,488,900  195,707

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES   VALUE++
                                                                 --------- --------
INDONESIA -- (Continued)
    Jasa Marga Persero Tbk PT                                      255,626 $ 80,854
    Kalbe Farma Tbk PT                                           2,130,000  231,508
*   Kawasan Industri Jababeka Tbk PT                             5,906,873  128,341
*   Krakatau Steel Persero Tbk PT                                1,620,437   90,426
*   Lippo Cikarang Tbk PT                                          220,300   82,194
    Lippo Karawaci Tbk PT                                        5,161,350  284,215
*   Malindo Feedmill Tbk PT                                        371,200   32,527
    Matahari Department Store Tbk PT                               143,300  158,645
    Matahari Putra Prima Tbk PT                                    267,600   24,552
    Mayora Indah Tbk PT                                          3,120,825  413,725
*   Medco Energi Internasional Tbk PT                              543,800   56,643
    Media Nusantara Citra Tbk PT                                 1,031,400  131,009
*   Mitra Adiperkasa Tbk PT                                        208,500   86,266
*   MNC Investama Tbk PT                                         7,136,600   75,367
*   Modernland Realty Tbk PT                                     2,774,000   69,411
*   Multipolar Tbk PT                                            2,114,300   53,534
    Nippon Indosari Corpindo Tbk PT                                121,500   14,380
*   Nirvana Development Tbk PT                                     911,900    5,738
*   Nusantara Infrastructure Tbk PT                              3,043,000   29,589
    Pabrik Kertas Tjiwi Kimia Tbk PT                               313,000   19,820
    Pakuwon Jati Tbk PT                                          3,888,700  163,234
    Pan Brothers Tbk PT                                          1,291,500   42,954
*   Panin Financial Tbk PT                                       5,154,600   69,158
    Pembangunan Perumahan Persero Tbk PT                           608,154  163,611
    Perusahaan Gas Negara Persero Tbk                              953,100  205,834
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT        1,154,300  134,045
    Ramayana Lestari Sentosa Tbk PT                              1,460,024  146,545
    Salim Ivomas Pratama Tbk PT                                  1,950,400   74,473
    Sawit Sumbermas Sarana Tbk PT                                  280,100   33,984
*   Sekawan Intipratama Tbk PT                                   1,471,800    3,858
    Semen Baturaja Persero Tbk PT                                  772,600  138,914
    Semen Indonesia Persero Tbk PT                                 677,900  458,479
*   Sentul City Tbk PT                                           9,187,800   61,946
*   Siloam International Hospitals Tbk PT                           16,425   14,535
    Sri Rejeki Isman Tbk PT                                      3,898,800   67,796
*   Sugih Energy Tbk PT                                          1,969,100    8,553
    Summarecon Agung Tbk PT                                      3,131,000  307,437
    Surya Citra Media Tbk PT                                       205,000   43,329
    Surya Semesta Internusa Tbk PT                                 812,400   38,654
    Tambang Batubara Bukit Asam Persero Tbk PT                     286,900  249,500
    Telekomunikasi Indonesia Persero Tbk PT                         35,000   10,146
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR           11,510  338,624
    Tempo Scan Pacific Tbk PT                                      206,900   28,727
*   Tiga Pilar Sejahtera Food Tbk                                  733,900   86,558
    Timah Persero Tbk PT                                         1,015,156   73,796
    Tiphone Mobile Indonesia Tbk PT                                784,500   51,711
    Tower Bersama Infrastructure Tbk PT                            255,500   94,714
*   Truba Alam Manunggal Engineering PT                          2,841,000    1,702
    Tunas Baru Lampung Tbk PT                                      613,300   52,823
    Tunas Ridean Tbk PT                                            537,500   54,348
    Unilever Indonesia Tbk PT                                       41,600  128,279
    United Tractors Tbk PT                                         593,024  970,531
*   Vale Indonesia Tbk PT                                          977,400  173,482

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
INDONESIA -- (Continued)
*   Visi Media Asia Tbk PT                                       1,391,100 $    34,812
    Waskita Karya Persero Tbk PT                                 1,097,963     210,627
    Wijaya Karya Persero Tbk PT                                    575,759     110,865
*   XL Axiata Tbk PT                                               435,100      94,861
                                                                           -----------
TOTAL INDONESIA                                                             16,408,547
                                                                           -----------
IRELAND -- (0.4%)
*   Bank of Ireland                                              3,339,548     897,194
    C&C Group P.L.C.                                               111,852     477,804
    CRH P.L.C.                                                       1,971      68,365
    CRH P.L.C. Sponsored ADR                                        68,877   2,377,634
*   FBD Holdings P.L.C.                                              6,284      54,000
    Glanbia P.L.C.                                                  37,068     626,060
    IFG Group P.L.C.                                                10,052      18,880
*   Independent News & Media P.L.C.                                 79,753      10,337
    Irish Continental Group P.L.C.                                  26,462     134,764
*   Kenmare Resources P.L.C.                                           385       1,370
    Kerry Group P.L.C. Class A                                      14,315   1,006,536
    Kingspan Group P.L.C.                                           50,428   1,469,505
    Paddy Power Betfair P.L.C.(BWT6H89)                              7,872     823,058
    Paddy Power Betfair P.L.C.(BWXC0Z1)                              2,126     223,646
    Smurfit Kappa Group P.L.C.                                      55,531   1,463,687
                                                                           -----------
TOTAL IRELAND                                                                9,652,840
                                                                           -----------
ISRAEL -- (0.5%)
*   Africa Israel Investments, Ltd.                                 44,678       6,713
*   Africa Israel Properties, Ltd.                                   4,516      83,372
*   Airport City, Ltd.                                              13,886     149,006
*   Allot Communications, Ltd.                                       3,478      17,103
    Alrov Properties and Lodgings, Ltd.                              2,406      54,783
    Amot Investments, Ltd.                                          23,559      99,402
*   AudioCodes, Ltd.                                                 3,346      22,153
*   Azorim-Investment Development & Construction Co., Ltd.          10,744      11,320
    Azrieli Group, Ltd.                                              2,901     132,416
    Bank Hapoalim BM                                               175,686   1,061,524
*   Bank Leumi Le-Israel BM                                        226,596     937,226
    Bayside Land Corp.                                                 246      90,625
    Bezeq The Israeli Telecommunication Corp., Ltd.                265,698     464,157
    Big Shopping Centers, Ltd.                                         907      60,907
    Blue Square Real Estate, Ltd.                                      562      22,266
*   Cellcom Israel, Ltd.                                            11,167     117,030
*   Ceragon Networks, Ltd.                                           2,962      10,895
*   Clal Biotechnology Industries, Ltd.                             14,222      10,259
*   Clal Insurance Enterprises Holdings, Ltd.                        6,662      92,647
*   Compugen, Ltd.                                                   2,287      10,971
    Delek Automotive Systems, Ltd.                                   8,604      79,048
    Delek Group, Ltd.                                                  838     180,938
    Delta-Galil Industries, Ltd.                                     5,332     169,861
    Direct Insurance Financial Investments, Ltd.                     6,685      58,822
    El Al Israel Airlines                                          108,280      70,611
    Elbit Systems, Ltd.(M3760D101)                                   1,800     198,000
    Elbit Systems, Ltd.(6308913)                                     2,679     295,227

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
ISRAEL -- (Continued)
    Electra, Ltd.                                                    693 $   125,898
*   Equital, Ltd.                                                    537       9,987
*   Evogene, Ltd.                                                  1,612       8,047
    First International Bank Of Israel, Ltd.                      19,943     300,027
    FMS Enterprises Migun, Ltd.                                      917      25,723
    Formula Systems 1985, Ltd.                                     4,716     183,476
    Fox Wizel, Ltd.                                                1,437      22,717
    Frutarom Industries, Ltd.                                      8,502     449,205
*   Gilat Satellite Networks, Ltd.                                13,515      76,979
*   Hadera Paper, Ltd.                                               279      10,615
    Hamlet Israel-Canada, Ltd.                                     1,158      16,247
    Harel Insurance Investments & Financial Services, Ltd.        42,579     213,652
    Hilan, Ltd.                                                    2,055      30,794
    IDI Insurance Co., Ltd.                                        1,208      59,509
    Industrial Buildings Corp., Ltd.                              13,096      15,546
    Israel Chemicals, Ltd.                                        64,027     294,266
*   Israel Discount Bank, Ltd. Class A                           260,709     541,962
*   Jerusalem Oil Exploration                                      4,473     195,040
*   Kamada, Ltd.                                                   6,921      42,976
*   Kenon Holdings, Ltd.                                           1,829      23,418
    Klil Industries, Ltd.                                             62       5,587
    Matrix IT, Ltd.                                               14,912     120,007
    Melisron, Ltd.                                                 3,762     172,342
*   Menora Mivtachim Holdings, Ltd.                                6,823      63,214
*   Migdal Insurance & Financial Holding, Ltd.                   138,167     123,053
    Mizrahi Tefahot Bank, Ltd.                                    44,988     692,943
*   Naphtha Israel Petroleum Corp., Ltd.                           6,735      44,946
    Neto ME Holdings, Ltd.                                           124       9,692
    Nice, Ltd. Sponsored ADR                                       7,239     508,033
*   Nova Measuring Instruments, Ltd.                               6,405      95,233
    Oil Refineries, Ltd.                                         400,288     140,880
*   Partner Communications Co., Ltd.                              27,177     159,334
*   Partner Communications Co., Ltd. ADR                           1,600       9,232
    Paz Oil Co., Ltd.                                              2,169     335,847
*   Phoenix Holdings, Ltd. (The)                                  20,145      73,950
    Plasson Industries, Ltd.                                         634      20,191
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.           1,225      49,802
    Sapiens International Corp. NV                                 3,081      41,159
    Scope Metals Group, Ltd.                                       1,085      22,396
    Shapir Engineering and Industry, Ltd.                          2,856       6,674
    Shikun & Binui, Ltd.                                          88,140     182,522
    Shufersal, Ltd.                                               21,302      81,701
    Strauss Group, Ltd.                                            6,885     110,803
*   Summit Real Estate Holdings, Ltd.                                968       5,141
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR            67,449   2,254,820
*   Tower Semiconductor, Ltd.(6320605)                             4,323      92,716
*   Tower Semiconductor, Ltd.(M87915274)                          10,442     221,475
*   Union Bank of Israel                                           4,714      19,810
                                                                         -----------
TOTAL ISRAEL                                                              12,816,869
                                                                         -----------
ITALY -- (1.9%)
    A2A SpA                                                      336,227     449,086
    ACEA SpA                                                      17,336     212,266

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
ITALY -- (Continued)
    Amplifon SpA                                                  20,340 $  206,519
    Anima Holding SpA                                             68,192    406,630
    Ansaldo STS SpA                                               24,656    311,313
*   Arnoldo Mondadori Editore SpA                                 71,829    104,587
    Ascopiave SpA                                                 15,279     44,933
    Assicurazioni Generali SpA                                   239,827  3,826,938
    Astaldi SpA                                                   22,586    147,203
    Atlantia SpA                                                  27,083    617,205
    Autogrill SpA                                                 24,680    217,044
    Azimut Holding SpA                                            20,128    362,188
#*  Banca Carige SpA                                             289,369    117,185
    Banca Generali SpA                                            11,534    294,216
    Banca IFIS SpA                                                10,332    280,220
    Banca Mediolanum SpA                                         120,468    924,158
*   Banca Monte dei Paschi di Siena SpA                            3,026     47,266
*   Banca Popolare dell'Etruria e del Lazio SC                    52,566         --
    Banca Popolare di Sondrio SCPA                               170,955    606,206
    Banca Profilo SpA                                             61,003     13,684
    Banco BPM SpA                                                407,233  1,156,168
    Banco di Desio e della Brianza SpA                            12,951     31,279
    BasicNet SpA                                                  15,391     53,785
    BE                                                            15,312     13,923
    Biesse SpA                                                     3,608     74,443
    BPER Banca                                                   168,835    960,175
    Brembo SpA                                                     7,759    497,136
    Brunello Cucinelli SpA                                           982     22,231
    Buzzi Unicem SpA                                              26,107    643,742
#   Cairo Communication SpA                                       15,597     60,245
    Cementir Holding SpA                                          27,672    118,500
    Cerved Information Solutions SpA                              24,213    198,158
    CIR-Compagnie Industriali Riunite SpA                        143,454    166,383
    CNH Industrial NV                                            187,473  1,665,451
    Credito Emiliano SpA                                          35,535    230,939
    Credito Valtellinese SC                                      402,262    211,081
    d'Amico International Shipping SA                             69,418     18,360
    Danieli & C Officine Meccaniche SpA                            6,446    138,301
    Datalogic SpA                                                  4,298     88,320
    Davide Campari-Milano SpA                                     62,173    623,634
    De' Longhi SpA                                                 9,056    226,166
    DiaSorin SpA                                                   4,723    281,996
*   Ei Towers SpA                                                  7,637    422,623
    El.En. SpA                                                     3,012     73,206
    Enel SpA                                                     371,437  1,552,841
    Eni SpA                                                      231,731  3,563,053
    Eni SpA Sponsored ADR                                         26,710    825,606
    ERG SpA                                                       24,058    267,157
    Esprinet SpA                                                  11,424     84,659
*   Eurotech SpA                                                  11,463     16,653
    Falck Renewables SpA                                          61,984     63,150
    Ferrari NV                                                    17,952  1,119,090
*   Fiat Chrysler Automobiles NV                                 223,796  2,450,445
    FinecoBank Banca Fineco SpA                                   30,388    181,019
    FNM SpA                                                       37,047     20,548

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
ITALY -- (Continued)
#   Geox SpA                                                        25,019 $   53,984
*   Gruppo Editoriale L'Espresso SpA                                33,656     28,621
    Hera SpA                                                       143,422    334,885
    IMMSI SpA                                                       84,673     33,877
    Industria Macchine Automatiche SpA                               3,521    233,381
*   Intek Group SpA                                                 98,399     23,013
    Interpump Group SpA                                             17,064    320,705
    Intesa Sanpaolo SpA                                            873,942  2,052,767
    Iren SpA                                                       122,150    198,671
*   Italgas SpA                                                     19,497     74,085
    Italmobiliare SpA                                                2,248    111,160
*   Juventus Football Club SpA                                     149,340     50,210
    La Doria SpA                                                     4,431     39,968
*   Leonardo SpA                                                   110,299  1,421,027
    Luxottica Group SpA                                              8,362    448,979
    Luxottica Group SpA Sponsored ADR                                2,300    123,188
    Maire Tecnimont SpA                                             24,395     68,728
    MARR SpA                                                         4,985     96,879
    Mediaset SpA                                                   264,981  1,135,252
    Mediobanca SpA                                                 137,944  1,187,702
    Moncler SpA                                                      7,833    150,535
    Nice SpA                                                         2,500      6,820
    OVS SpA                                                          7,813     43,620
    Parmalat SpA                                                   102,276    330,134
    Piaggio & C SpA                                                 51,523     85,702
    Prima Industrie SpA                                              1,431     25,576
    Prysmian SpA                                                    45,328  1,179,116
    Recordati SpA                                                   19,414    552,836
    Reply SpA                                                          882    113,191
*   Retelit SpA                                                     46,396     53,572
    Sabaf SpA                                                        1,349     15,092
    SAES Getters SpA                                                 2,892     35,537
*   Safilo Group SpA                                                14,091    104,533
*   Saipem SpA                                                   2,159,800  1,109,015
    Salini Impregilo SpA                                            99,517    310,693
#   Salvatore Ferragamo SpA                                          6,735    178,148
    Saras SpA                                                      159,947    247,762
    SAVE SpA                                                         1,963     39,718
*   Snai SpA                                                        41,063     49,916
    Snam SpA                                                        97,484    371,035
    Societa Cattolica di Assicurazioni SCRL                         67,710    423,653
    Societa Iniziative Autostradali e Servizi SpA                   24,963    203,171
*   Sogefi SpA                                                      33,393     79,626
    SOL SpA                                                         10,344     93,237
*   Telecom Italia SpA                                           2,159,592  1,857,067
*   Telecom Italia SpA Sponsored ADR                                48,868    420,754
    Tenaris SA ADR                                                   8,006    280,530
    Terna Rete Elettrica Nazionale SpA                             183,955    806,795
*   Tiscali SpA                                                    763,357     40,203
    Tod's SpA                                                        5,252    379,329
*   Trevi Finanziaria Industriale SpA                               34,212     37,397
    UniCredit SpA                                                   48,063  1,311,975
    Unione di Banche Italiane SpA                                  325,344  1,134,633

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
ITALY -- (Continued)
    Unipol Gruppo Finanziario SpA                                174,446 $   645,132
    UnipolSai SpA                                                364,688     760,576
    Vittoria Assicurazioni SpA                                     8,898     100,396
*   Yoox Net-A-Porter Group SpA                                    6,522     163,602
    Zignago Vetro SpA                                              5,465      33,568
                                                                         -----------
TOTAL ITALY                                                               49,120,590
                                                                         -----------
JAPAN -- (17.6%)
    77 Bank, Ltd. (The)                                          140,000     649,505
    A&D Co., Ltd.                                                  5,400      23,567
    ABC-Mart, Inc.                                                 3,400     197,945
    Achilles Corp.                                                 5,600      82,970
*   Acom Co., Ltd.                                                 9,900      42,581
    Adastria Co., Ltd.                                            12,880     345,642
    ADEKA Corp.                                                   32,900     479,160
    Advan Co., Ltd.                                                7,000      68,152
    Advantest Corp.                                               32,200     600,803
    Aeon Co., Ltd.                                               196,905   2,845,838
    Aeon Delight Co., Ltd.                                         5,400     155,125
    Aeon Fantasy Co., Ltd.                                         3,700     101,857
    AEON Financial Service Co., Ltd.                              32,800     587,207
    Aeon Hokkaido Corp.                                            2,500      13,591
    Aeon Mall Co., Ltd.                                           15,180     220,005
    Ahresty Corp.                                                  9,700     102,383
    Ai Holdings Corp.                                              8,200     157,771
    Aica Kogyo Co., Ltd.                                          12,200     318,197
    Aichi Bank, Ltd. (The)                                         3,600     208,172
    Aichi Corp.                                                   11,300      85,282
    Aichi Steel Corp.                                              4,200     183,834
    Aichi Tokei Denki Co., Ltd.                                      700      23,727
    Aida Engineering, Ltd.                                        24,000     236,369
    Ain Holdings, Inc.                                             8,800     645,072
    Air Water, Inc.                                               45,000     833,207
    Airport Facilities Co., Ltd.                                   7,400      39,392
    Aisan Industry Co., Ltd.                                      15,500     130,154
    Aisin Seiki Co., Ltd.                                         41,862   1,914,952
    Ajinomoto Co., Inc.                                           18,000     355,276
    Ajis Co., Ltd.                                                   300      14,602
*   Akebono Brake Industry Co., Ltd.                              38,100     102,157
    Akita Bank, Ltd. (The)                                        63,000     198,267
    Albis Co., Ltd.                                                  600      17,000
    Alconix Corp.                                                  4,200      66,372
    Alfresa Holdings Corp.                                        24,400     401,633
    Alinco, Inc.                                                   5,400      50,307
    Alpen Co., Ltd.                                                7,300     130,280
    Alpine Electronics, Inc.                                      18,100     264,310
    Alps Electric Co., Ltd.                                       44,400   1,182,628
    Alps Logistics Co., Ltd.                                       4,400      27,835
    Altech Corp.                                                   1,800      41,490
    Amada Holdings Co., Ltd.                                      60,700     713,448
    Amano Corp.                                                   18,800     359,945
    Amiyaki Tei Co., Ltd.                                          2,700      94,502
    Amuse, Inc.                                                    4,600      73,333

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    ANA Holdings, Inc.                                            51,000 $  151,485
    Anest Iwata Corp.                                             11,600    113,035
    Anicom Holdings, Inc.                                          1,700     34,669
    Anritsu Corp.                                                 43,300    298,891
    AOI TYO Holdings, Inc.                                         6,854     51,355
    AOKI Holdings, Inc.                                           19,000    239,245
    Aomori Bank, Ltd. (The)                                       81,000    266,904
    Aoyama Trading Co., Ltd.                                      18,400    648,523
    Aozora Bank, Ltd.                                            209,000    761,172
    Arakawa Chemical Industries, Ltd.                              4,400     72,958
    Arata Corp.                                                    2,000     48,637
    Arcland Sakamoto Co., Ltd.                                    10,800    132,246
    Arcs Co., Ltd.                                                10,000    225,313
    Ardepro Co., Ltd.                                             41,800     52,175
    Ariake Japan Co., Ltd.                                         3,200    169,625
    Artnature, Inc.                                                5,800     38,779
    As One Corp.                                                   2,400    110,365
    Asahi Co., Ltd.                                                4,100     48,160
    Asahi Diamond Industrial Co., Ltd.                            19,300    144,467
    Asahi Glass Co., Ltd.                                        155,000  1,151,593
    Asahi Group Holdings, Ltd.                                    12,200    429,314
    Asahi Holdings, Inc.                                           8,800    174,581
    Asahi Intecc Co., Ltd.                                         4,600    187,205
    Asahi Kasei Corp.                                            342,000  3,189,681
    Asahi Kogyosha Co., Ltd.                                       1,200     31,425
    Asahi Yukizai Corp.                                           16,000     33,584
    Asante, Inc.                                                   1,800     27,324
    Asanuma Corp.                                                 33,000    103,610
    Asax Co., Ltd.                                                   100      1,427
    Ashimori Industry Co., Ltd.                                   33,000     47,106
    Asia Pile Holdings Corp.                                       7,800     39,735
    Asics Corp.                                                   20,200    393,491
    ASKA Pharmaceutical Co., Ltd.                                  7,000    105,149
    ASKUL Corp.                                                    2,300     74,754
    Astellas Pharma, Inc.                                         28,000    375,810
    Asunaro Aoki Construction Co., Ltd.                            3,600     25,006
    Atom Corp.                                                     9,500     60,679
    Autobacs Seven Co., Ltd.                                      17,200    266,207
    Avex Group Holdings, Inc.                                     16,400    246,494
    Awa Bank, Ltd. (The)                                          91,000    567,327
    Axial Retailing, Inc.                                          5,000    196,504
    Azbil Corp.                                                   11,400    343,709
    Bandai Namco Holdings, Inc.                                   18,800    517,766
    Bando Chemical Industries, Ltd.                               14,000    125,262
    Bank of Iwate, Ltd. (The)                                      6,500    260,088
    Bank of Kochi, Ltd. (The)                                     13,000     15,502
    Bank of Kyoto, Ltd. (The)                                     97,000    758,292
    Bank of Nagoya, Ltd. (The)                                     7,400    267,220
    Bank of Okinawa, Ltd. (The)                                    8,280    297,641
    Bank of Saga, Ltd. (The)                                      49,000    125,370
    Bank of the Ryukyus, Ltd.                                     11,700    156,425
    Belc Co., Ltd.                                                 3,600    132,663
    Belluna Co., Ltd.                                             20,400    139,821

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Benefit One, Inc.                                              1,600 $   40,688
    Benesse Holdings, Inc.                                        15,800    459,870
    Best Denki Co., Ltd.                                          13,000     16,582
    Bic Camera, Inc.                                              29,300    273,671
    Biofermin Pharmaceutical Co., Ltd.                             1,100     27,824
    BML, Inc.                                                      8,000    193,069
    Bookoff Corp.                                                  3,500     25,277
    BP Castrol KK                                                  3,500     50,889
    Bridgestone Corp.                                             39,400  1,445,031
    Broadleaf Co., Ltd.                                           15,600     97,000
    BRONCO BILLY Co., Ltd.                                           800     19,665
    Brother Industries, Ltd.                                      74,000  1,365,881
    Bunka Shutter Co., Ltd.                                       20,000    161,397
    C Uyemura & Co., Ltd.                                            600     27,287
    Calbee, Inc.                                                   7,900    257,168
    Calsonic Kansei Corp.                                         63,000  1,001,547
    Can Do Co., Ltd.                                               3,400     55,396
    Canon Electronics, Inc.                                       10,200    156,277
    Canon Marketing Japan, Inc.                                   17,800    339,744
    Canon, Inc.                                                   46,300  1,369,849
    Canon, Inc. Sponsored ADR                                      9,399    277,928
    Capcom Co., Ltd.                                              13,800    292,896
    Carlit Holdings Co., Ltd.                                        700      3,465
    Casio Computer Co., Ltd.                                      32,900    454,581
    Cawachi, Ltd.                                                  6,400    164,682
    Central Glass Co., Ltd.                                       80,000    383,340
    Central Japan Railway Co.                                      3,700    597,869
    Central Security Patrols Co., Ltd.                             1,900     32,994
    Central Sports Co., Ltd.                                       2,500     65,480
    Chiba Bank, Ltd. (The)                                        63,000    412,104
    Chiba Kogyo Bank, Ltd. (The)                                  19,200     99,161
    Chino Corp.                                                    1,000     10,661
    Chiyoda Co., Ltd.                                              5,100    120,591
    Chiyoda Integre Co., Ltd.                                      5,200    111,698
    Chori Co., Ltd.                                                3,500     60,732
    Chubu Electric Power Co., Inc.                                35,600    475,278
    Chubu Shiryo Co., Ltd.                                         8,200     76,046
    Chuetsu Pulp & Paper Co., Ltd.                                44,000     97,505
    Chugai Ro Co., Ltd.                                           20,000     39,293
    Chugoku Bank, Ltd. (The)                                      65,000    956,144
    Chugoku Electric Power Co., Inc. (The)                        15,000    168,900
    Chugoku Marine Paints, Ltd.                                   25,000    181,851
    Chukyo Bank, Ltd. (The)                                        5,800    118,410
    Chuo Spring Co., Ltd.                                          4,000     11,559
    Ci:z Holdings Co., Ltd.                                        4,800    138,601
    Citizen Watch Co., Ltd.                                      105,100    652,657
    CKD Corp.                                                     23,300    311,244
    Clarion Co., Ltd.                                             73,000    275,007
    Cleanup Corp.                                                  5,800     46,007
    CMIC Holdings Co., Ltd.                                        3,700     48,980
*   CMK Corp.                                                     22,600    134,147
    Coca-Cola East Japan Co., Ltd.                                16,018    348,827
    Coca-Cola West Co., Ltd.                                      20,700    600,848

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    Cocokara fine, Inc.                                            5,000 $207,850
#   COLOPL, Inc.                                                  17,600  152,225
    Colowide Co., Ltd.                                            11,100  186,086
    Computer Engineering & Consulting, Ltd.                        6,400  105,601
    COMSYS Holdings Corp.                                         24,500  450,369
    Concordia Financial Group, Ltd.                              142,624  752,259
    CONEXIO Corp.                                                  6,300   82,649
*   COOKPAD, Inc.                                                  8,700   77,674
    Cosmo Energy Holdings Co., Ltd.                               18,600  321,885
    Cosmos Initia Co., Ltd.                                        2,200    8,084
    Cosmos Pharmaceutical Corp.                                      900  166,200
    Create Restaurants Holdings, Inc.                              5,000   43,725
    Create SD Holdings Co., Ltd.                                   9,000  198,514
    Credit Saison Co., Ltd.                                       42,100  767,060
    Cresco, Ltd.                                                   2,000   45,864
#   CROOZ, Inc.                                                    1,200   31,643
    CTI Engineering Co., Ltd.                                      4,800   44,617
    CyberAgent, Inc.                                               9,000  223,008
*   D.A. Consortium Holdings, Inc.                                 5,100   38,290
    Dai Nippon Printing Co., Ltd.                                 60,000  610,417
    Dai Nippon Toryo Co., Ltd.                                    43,000   91,012
    Dai-Dan Co., Ltd.                                              9,000   76,381
    Dai-ichi Life Holdings, Inc.                                  42,100  763,226
    Dai-ichi Seiko Co., Ltd.                                       3,500   41,639
    Daibiru Corp.                                                 17,800  161,456
    Daicel Corp.                                                  75,000  829,356
    Daido Kogyo Co., Ltd.                                         11,553   26,172
    Daido Metal Co., Ltd.                                         14,000  130,381
    Daido Steel Co., Ltd.                                        120,000  544,927
    Daifuku Co., Ltd.                                             22,700  501,818
    Daihatsu Diesel Manufacturing Co., Ltd.                        3,000   18,005
    Daihen Corp.                                                  44,000  282,633
    Daiho Corp.                                                   26,000  120,121
    Daiichi Jitsugyo Co., Ltd.                                    20,000  120,473
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                         1,200   41,078
    Daiichi Sankyo Co., Ltd.                                      22,200  496,682
    Daiichikosho Co., Ltd.                                        11,000  437,103
    Daiken Corp.                                                   4,000   75,651
    Daiken Medical Co., Ltd.                                       1,200    8,546
    Daiki Aluminium Industry Co., Ltd.                            10,000   47,008
    Daikin Industries, Ltd.                                        9,000  893,362
    Daikoku Denki Co., Ltd.                                        5,500   83,098
    Daikokutenbussan Co., Ltd.                                     1,800   83,631
*   Daikokuya Holdings Co., Ltd.                                  50,200   36,430
    Daikyo, Inc.                                                 138,000  283,401
    Daikyonishikawa Corp.                                         11,200  146,091
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.       27,000  162,163
    Daio Paper Corp.                                              30,000  336,687
    Daisan Bank, Ltd. (The)                                        5,700   87,835
    Daiseki Co., Ltd.                                             11,600  231,744
    Daiseki Eco. Solution Co., Ltd.                                2,700   38,241
    Daishi Bank, Ltd. (The)                                      109,000  481,156
    Daishinku Corp.                                                2,600   32,873

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                      SHARES   VALUE++
                                                                      ------- ----------
JAPAN -- (Continued)
         Daisyo Corp.                                                   1,500 $   20,873
         Daito Pharmaceutical Co., Ltd.                                 4,180     83,393
         Daito Trust Construction Co., Ltd.                             4,700    657,056
         Daiwa House Industry Co., Ltd.                                46,000  1,245,778
         Daiwa Securities Group, Inc.                                 283,000  1,804,486
         Daiwabo Holdings Co., Ltd.                                    68,000    167,962
         DCM Holdings Co., Ltd.                                        35,300    316,761
         Dena Co., Ltd.                                                23,900    534,029
         Denka Co., Ltd.                                              179,000    881,015
         Denso Corp.                                                   25,900  1,121,587
         Dentsu, Inc.                                                   7,700    355,887
         Denyo Co., Ltd.                                                5,400     78,797
         Descente, Ltd.                                                14,700    167,024
         DIC Corp.                                                     32,300  1,000,240
         Digital Arts, Inc.                                               600     15,928
         Digital Garage, Inc.                                           1,800     33,147
         Dip Corp.                                                      2,400     49,057
         Disco Corp.                                                    3,700    472,431
         DKS Co., Ltd.                                                 21,000     73,048
         DMG Mori Co., Ltd.                                            42,900    586,224
         Don Quijote Holdings Co., Ltd.                                 6,400    232,290
         Doshisha Co., Ltd.                                             8,700    166,812
         Doutor Nichires Holdings Co., Ltd.                             8,000    152,500
         Dowa Holdings Co., Ltd.                                      100,000    848,734
         Dream Incubator, Inc.                                          2,700     47,351
         DTS Corp.                                                      7,300    165,196
         Dunlop Sports Co., Ltd.                                        3,300     30,324
         Eagle Industry Co., Ltd.                                      11,700    157,041
         East Japan Railway Co.                                         8,700    787,847
         Ebara Corp.                                                   35,400  1,091,782
         Ebara Jitsugyo Co., Ltd.                                         900     10,782
         Eco's Co., Ltd.                                                2,300     25,490
         EDION Corp.                                                   36,700    352,309
         Ehime Bank, Ltd. (The)                                        15,400    185,400
         Eidai Co., Ltd.                                                7,000     31,860
         Eighteenth Bank, Ltd. (The)                                   50,000    154,542
         Eiken Chemical Co., Ltd.                                       6,200    160,108
         Eisai Co., Ltd.                                                  700     38,584
         Elecom Co., Ltd.                                               7,400    125,668
         Electric Power Development Co., Ltd.                           6,900    160,376
         Elematec Corp.                                                 4,552     77,242
         EM Systems Co., Ltd.                                           2,000     29,439
         en-japan, Inc.                                                 5,600    101,160
         Endo Lighting Corp.                                            3,500     27,912
         Enplas Corp.                                                   6,000    177,387
         EPS Holdings, Inc.                                             9,600    121,654
         ES-Con Japan, Ltd.                                            16,900     57,447
         ESPEC Corp.                                                    9,800    111,184
         Excel Co., Ltd.                                                5,400     71,700
         Exedy Corp.                                                   13,300    360,151
         Ezaki Glico Co., Ltd.                                          9,500    434,890
         F-Tech, Inc.                                                   1,300     14,718
         F@N Communications, Inc.                                      10,300     67,003

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Falco Holdings Co., Ltd.                                       2,300 $   30,557
    FamilyMart UNY Holdings Co., Ltd.                             14,771    935,867
    Fancl Corp.                                                   11,500    158,772
    FANUC Corp.                                                    3,700    726,408
    Fast Retailing Co., Ltd.                                       1,500    471,773
    FCC Co., Ltd.                                                 14,500    262,670
#*  FDK Corp.                                                     21,000     17,287
    Feed One Co., Ltd.                                            37,880     58,364
    Ferrotec Corp.                                                13,000    186,438
    FIDEA Holdings Co., Ltd.                                      64,300    117,665
    Fields Corp.                                                   6,700     73,495
    Financial Products Group Co., Ltd.                            14,000    125,303
    FINDEX, Inc.                                                   4,200     34,415
    FJ Next Co., Ltd.                                              2,000     13,169
    Foster Electric Co., Ltd.                                     11,200    175,291
    FP Corp.                                                       7,300    348,407
    France Bed Holdings Co., Ltd.                                  5,400     44,518
    Freebit Co., Ltd.                                              2,400     19,503
    FTGroup Co., Ltd.                                              3,000     19,421
    Fudo Tetra Corp.                                              68,700    126,013
    Fuji Co., Ltd.                                                 6,100    126,938
    Fuji Corp., Ltd.                                              11,200     74,666
    Fuji Electric Co., Ltd.                                      177,000  1,048,624
    Fuji Furukawa Engineering & Construction Co., Ltd.             1,000      3,036
    Fuji Heavy Industries, Ltd.                                   23,300    932,375
    Fuji Kiko Co., Ltd.                                            4,000     16,206
    Fuji Kyuko Co., Ltd.                                           9,000     85,301
*   Fuji Oil Co., Ltd.                                            28,000    100,235
    Fuji Oil Holdings, Inc.                                       16,300    326,276
    Fuji Pharma Co., Ltd.                                          3,100     75,821
    Fuji Seal International, Inc.                                 14,000    297,265
    Fuji Soft, Inc.                                                9,700    238,590
    Fujibo Holdings, Inc.                                          3,800    113,126
    Fujicco Co., Ltd.                                              4,000     88,722
    FUJIFILM Holdings Corp.                                       16,300    631,221
    Fujikura Kasei Co., Ltd.                                      10,700     62,795
    Fujikura Rubber, Ltd.                                          7,500     43,652
    Fujikura, Ltd.                                               114,000    721,837
    Fujimi, Inc.                                                   9,600    210,743
    Fujimori Kogyo Co., Ltd.                                       6,000    157,763
    Fujisash Co., Ltd.                                            55,900     49,984
    Fujita Kanko, Inc.                                            16,000     50,204
    Fujitec Co., Ltd.                                             20,300    238,573
    Fujitsu Frontech, Ltd.                                         5,600     72,738
    Fujitsu General, Ltd.                                         18,000    354,094
    Fujitsu, Ltd.                                                407,500  2,368,371
    FuKoKu Co., Ltd.                                               1,400     11,467
    Fukuda Corp.                                                  10,000     98,123
    Fukuda Denshi Co., Ltd.                                        1,500     85,480
    Fukui Bank, Ltd. (The)                                        88,000    228,005
    Fukuoka Financial Group, Inc.                                220,400    972,910
    Fukushima Bank, Ltd. (The)                                   120,000    100,827
    Fukushima Industries Corp.                                     5,200    164,650

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Fukuyama Transporting Co., Ltd.                               56,000 $  308,517
    FULLCAST Holdings Co., Ltd..                                   6,800     56,781
    Fumakilla, Ltd.                                                5,000     33,107
    Funai Soken Holdings, Inc.                                     4,440     68,837
    Furukawa Battery Co., Ltd. (The)                               3,000     19,920
    Furukawa Co., Ltd.                                            73,000    142,603
    Furukawa Electric Co., Ltd.                                   28,100    953,443
    Furuno Electric Co., Ltd.                                      6,600     43,673
    Furusato Industries, Ltd.                                      1,500     22,269
    Furuya Metal Co., Ltd.                                           100      1,595
    Fuso Chemical Co., Ltd.                                        5,600    123,907
    Fuso Pharmaceutical Industries, Ltd.                           3,000     75,299
    Futaba Industrial Co., Ltd.                                   23,100    137,320
    Future Corp.                                                  15,100    106,086
    Fuyo General Lease Co., Ltd.                                   7,700    382,972
    G-7 Holdings, Inc.                                             3,000     54,370
    G-Tekt Corp.                                                   7,800    146,491
    Gakken Holdings Co., Ltd.                                     21,000     58,028
    GCA Corp.                                                     10,800     78,820
    Gecoss Corp.                                                   7,400     70,082
    Genky Stores, Inc.                                             2,500    136,810
    Geo Holdings Corp.                                            12,700    146,715
    Giken, Ltd.                                                    2,800     51,369
    GLOBERIDE, Inc.                                                2,800     45,851
    Glory, Ltd.                                                   15,800    493,623
    GMO internet, Inc.                                            16,400    238,076
#   GMO Payment Gateway, Inc.                                      3,800    189,002
    Godo Steel, Ltd.                                               5,700     96,538
    Goldcrest Co., Ltd.                                            8,910    158,320
    Golf Digest Online, Inc.                                       6,700     54,485
    Gree, Inc.                                                    46,300    249,741
    GS Yuasa Corp.                                               130,000    538,231
    GSI Creos Corp.                                               29,000     34,665
    Gun-Ei Chemical Industry Co., Ltd.                               500     15,688
*   GungHo Online Entertainment, Inc.                             55,900    121,384
    Gunma Bank, Ltd. (The)                                       153,000    834,582
    Gunze, Ltd.                                                   58,000    199,390
    Gurunavi, Inc.                                                 5,600    123,728
    H-One Co., Ltd.                                                3,700     33,899
    H2O Retailing Corp.                                           34,725    574,710
    Hachijuni Bank, Ltd. (The)                                   118,000    694,542
    Hagihara Industries, Inc.                                      1,800     41,687
    Hagiwara Electric Co., Ltd.                                    2,600     48,915
    Hakudo Co., Ltd.                                               2,800     38,147
    Hakuhodo DY Holdings, Inc.                                    42,700    525,357
    Hakuto Co., Ltd.                                               5,400     49,057
    Halows Co., Ltd.                                               2,000     40,868
    Hamakyorex Co., Ltd.                                           8,400    161,172
    Hamamatsu Photonics K.K.                                      11,000    317,677
    Hankyu Hanshin Holdings, Inc.                                 37,800  1,282,549
    Hanwa Co., Ltd.                                               71,000    484,265
    Happinet Corp.                                                 8,600     97,962
    Hard Off Corp. Co., Ltd.                                       2,400     24,959

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Harima Chemicals Group, Inc.                                     700 $    4,812
    Harmonic Drive Systems, Inc.                                   3,100     93,435
    Haseko Corp.                                                  53,600    590,752
*   Hayashikane Sangyo Co., Ltd.                                   3,600     27,454
    Hazama Ando Corp.                                             56,620    395,088
    Heiwa Corp.                                                   17,700    426,733
    Heiwa Real Estate Co., Ltd.                                   13,700    190,396
    Heiwado Co., Ltd.                                             12,100    278,832
    HI-LEX Corp.                                                   4,200    110,044
    Hibiya Engineering, Ltd.                                       3,700     55,677
    Hiday Hidaka Corp.                                             4,976    118,439
    Hikari Tsushin, Inc.                                           4,000    365,537
    Hino Motors, Ltd.                                             40,300    425,180
    Hioki EE Corp.                                                 2,200     42,361
    Hiramatsu, Inc.                                                4,800     27,877
    Hirose Electric Co., Ltd.                                        700     91,125
    Hiroshima Bank, Ltd. (The)                                   109,000    509,272
    Hiroshima Gas Co., Ltd.                                       10,500     34,131
    HIS Co., Ltd.                                                 16,500    440,324
    Hisamitsu Pharmaceutical Co., Inc.                             1,300     67,861
    Hitachi Capital Corp.                                         23,700    608,412
    Hitachi Chemical Co., Ltd.                                    26,600    755,202
    Hitachi Construction Machinery Co., Ltd.                      38,000    873,911
    Hitachi High-Technologies Corp.                               16,300    698,195
    Hitachi Koki Co., Ltd.                                        20,000    153,587
    Hitachi Kokusai Electric, Inc.                                23,000    516,543
    Hitachi Maxell, Ltd.                                           2,100     42,389
    Hitachi Metals, Ltd.                                          48,410    671,113
    Hitachi Transport System, Ltd.                                13,800    281,646
    Hitachi Zosen Corp.                                           69,500    365,110
    Hitachi, Ltd.                                                727,000  4,162,404
    Hitachi, Ltd. ADR                                             10,080    574,762
    Hito Communications, Inc.                                      3,400     48,575
    Hochiki Corp.                                                  8,900    110,615
    Hodogaya Chemical Co., Ltd.                                    2,800     69,016
    Hogy Medical Co., Ltd.                                         3,500    213,698
    Hokkaido Electric Power Co., Inc.                             37,100    268,820
    Hokkaido Gas Co., Ltd.                                        22,000     53,977
    Hokkan Holdings, Ltd.                                         15,000     61,301
    Hokko Chemical Industry Co., Ltd.                              7,000     29,204
    Hokkoku Bank, Ltd. (The)                                     112,000    427,023
    Hokuetsu Bank, Ltd. (The)                                      6,100    144,192
    Hokuetsu Industries Co., Ltd.                                  7,000     53,243
    Hokuetsu Kishu Paper Co., Ltd.                                52,100    316,135
    Hokuhoku Financial Group, Inc.                                41,000    702,409
    Hokuriku Electric Industry Co., Ltd.                          25,000     30,750
    Hokuriku Electric Power Co.                                   21,200    213,596
    Hokuto Corp.                                                   7,500    135,710
    Honda Motor Co., Ltd.                                        146,500  4,359,678
    Honda Motor Co., Ltd. Sponsored ADR                           37,467  1,113,519
    Honeys Co., Ltd.                                               4,400     42,105
    Hoosiers Holdings                                             11,900     63,873
    Horiba, Ltd.                                                   9,500    499,970

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Hoshizaki Corp.                                                4,100 $  334,113
    Hosokawa Micron Corp.                                         18,000    126,189
    House Foods Group, Inc.                                        7,200    154,504
#   Howa Machinery, Ltd.                                           4,600     29,853
    Hoya Corp.                                                    16,300    710,467
    Hulic Co., Ltd.                                               12,200    118,961
    Hyakugo Bank, Ltd. (The)                                     108,000    443,603
    Hyakujushi Bank, Ltd. (The)                                   98,000    325,768
    I-Net Corp.                                                    3,630     39,170
    Ibiden Co., Ltd.                                              44,500    632,892
    IBJ Leasing Co., Ltd.                                         10,700    234,290
    Ichibanya Co., Ltd.                                            2,100     68,998
    Ichigo, Inc.                                                  39,300    127,502
    Ichiken Co., Ltd.                                             11,000     45,102
    Ichikoh Industries, Ltd.                                      24,000     90,578
    Ichinen Holdings Co., Ltd.                                     5,400     52,989
    Ichiyoshi Securities Co., Ltd.                                16,900    131,214
    Idec Corp.                                                     6,400     65,700
    Idemitsu Kosan Co., Ltd.                                      21,800    674,088
    IDOM, Inc.                                                    20,800    136,149
    Ihara Chemical Industry Co., Ltd.                             11,000    101,915
*   IHI Corp.                                                    463,000  1,246,770
    Iida Group Holdings Co., Ltd.                                 18,816    352,150
    Iino Kaiun Kaisha, Ltd.                                       42,200    172,338
    IJT Technology Holdings Co., Ltd.                              3,000     13,507
    Ikegami Tsushinki Co., Ltd.                                   36,000     50,954
    Imagica Robot Holdings, Inc.                                   7,800     50,843
    Imasen Electric Industrial                                     6,800     60,187
    Imperial Hotel, Ltd.                                             600     11,093
    Inaba Denki Sangyo Co., Ltd.                                  10,500    372,277
    Inabata & Co., Ltd.                                           16,800    191,695
    Inageya Co., Ltd.                                              5,200     70,607
    Ines Corp.                                                     8,100     82,648
    Infocom Corp.                                                  4,900     71,292
    Information Services International-Dentsu, Ltd.                5,400     99,448
    Innotech Corp.                                                 9,600     52,355
    Intage Holdings, Inc.                                          3,800     70,643
    Internet Initiative Japan, Inc.                               12,400    199,418
    Inui Global Logistics Co., Ltd.                                1,800     15,322
    Iriso Electronics Co., Ltd.                                    3,200    178,956
    Ise Chemicals Corp.                                            3,000     13,131
    Iseki & Co., Ltd.                                             68,000    134,819
    Isetan Mitsukoshi Holdings, Ltd.                              85,900  1,004,796
*   Ishihara Sangyo Kaisha, Ltd.                                  13,900    113,419
    Isuzu Motors, Ltd.                                           121,700  1,632,959
    Ito En, Ltd.                                                   9,800    325,670
    ITOCHU Corp.                                                  68,500    943,649
    Itochu Enex Co., Ltd.                                         20,000    162,119
    Itochu Techno-Solutions Corp.                                 11,200    301,268
    Itochu-Shokuhin Co., Ltd.                                      1,400     53,789
*   Itoham Yonekyu Holdings, Inc.                                 20,468    181,279
    Itoki Corp.                                                   15,800    101,644
    IwaiCosmo Holdings, Inc.                                       7,200     68,455

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Iwasaki Electric Co., Ltd.                                    37,000 $   62,638
    Iwatani Corp.                                                 73,000    406,698
    Iyo Bank, Ltd. (The)                                          85,143    571,324
    Izumi Co., Ltd.                                                6,200    262,897
*   Izutsuya Co., Ltd.                                             7,100     24,971
    J Front Retailing Co., Ltd.                                   68,000    981,356
    J Trust Co., Ltd.                                             22,500    242,654
    J-Oil Mills, Inc.                                              4,500    155,982
    JAC Recruitment Co., Ltd.                                      3,100     37,502
    Jaccs Co., Ltd.                                               55,000    249,039
    Jalux, Inc.                                                    2,600     47,571
    Jamco Corp.                                                    4,800    107,073
*   Janome Sewing Machine Co., Ltd.                                5,100     37,830
    Japan Airport Terminal Co., Ltd.                               7,200    257,421
    Japan Asia Group, Ltd.                                         9,300     35,637
    Japan Aviation Electronics Industry, Ltd.                     18,000    220,253
    Japan Cash Machine Co., Ltd.                                  10,100    135,126
*   Japan Display, Inc.                                          143,500    389,603
    Japan Drilling Co., Ltd.                                       4,400     93,148
    Japan Exchange Group, Inc.                                    31,800    472,662
    Japan Material Co., Ltd.                                       3,800     57,286
    Japan Medical Dynamic Marketing, Inc.                          6,200     49,062
    Japan Property Management Center Co., Ltd.                     2,900     33,063
    Japan Pulp & Paper Co., Ltd.                                  24,000     77,929
    Japan Radio Co., Ltd.                                          6,000     69,668
    Japan Securities Finance Co., Ltd.                            44,800    240,319
    Japan Steel Works, Ltd. (The)                                 19,400    364,269
    Japan Tobacco, Inc.                                           30,000    967,666
    Japan Transcity Corp.                                         10,000     38,234
    Japan Wool Textile Co., Ltd. (The)                            25,000    195,765
    JBCC Holdings, Inc.                                            2,800     20,108
    JCU Corp.                                                      2,500    130,124
    Jeol, Ltd.                                                    43,000    215,769
    JFE Holdings, Inc.                                            79,832  1,397,387
    JGC Corp.                                                     38,000    659,656
    Jimoto Holdings, Inc.                                          9,000     15,217
    Jin Co., Ltd.                                                  3,200    163,046
    JK Holdings Co., Ltd.                                            700      3,694
    JMS Co., Ltd.                                                  5,000     14,580
    Joban Kosan Co., Ltd.                                            900     12,825
    Joshin Denki Co., Ltd.                                        16,000    148,782
    JP-Holdings, Inc.                                              7,700     17,837
    JSP Corp.                                                      4,400    102,103
    JSR Corp.                                                     39,700    680,434
    JTEKT Corp.                                                   47,100    773,551
    Juki Corp.                                                    15,100    162,462
    Juroku Bank, Ltd. (The)                                      136,000    471,460
    Justsystems Corp.                                              8,400     92,209
    JVC Kenwood Corp.                                             47,000    127,141
    JX Holdings, Inc.                                            232,768  1,097,728
    K's Holdings Corp.                                            23,560    425,153
    kabu.com Securities Co., Ltd.                                 52,000    177,393
*   Kadokawa Dwango                                               14,943    230,933

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Kaga Electronics Co., Ltd.                                     8,000 $  138,995
    Kajima Corp.                                                   8,000     55,759
    Kakaku.com, Inc.                                              17,700    320,420
    Kaken Pharmaceutical Co., Ltd.                                 6,000    305,030
    Kakiyasu Honten Co., Ltd.                                      1,200     21,005
    Kameda Seika Co., Ltd.                                         2,500    117,373
    Kamei Corp.                                                   10,900    123,683
    Kamigumi Co., Ltd.                                            63,000    612,407
    Kanagawa Chuo Kotsu Co., Ltd.                                  7,000     45,120
    Kanamoto Co., Ltd.                                            12,500    325,284
    Kandenko Co., Ltd.                                            37,000    343,746
    Kaneka Corp.                                                  77,000    663,448
    Kaneko Seeds Co., Ltd.                                         1,000     13,114
    Kanematsu Corp.                                              158,000    278,294
    Kanematsu Electronics, Ltd.                                    1,800     41,729
*   Kansai Electric Power Co., Inc. (The)                         35,700    381,499
    Kansai Paint Co., Ltd.                                        27,000    524,499
    Kansai Super Market, Ltd.                                      2,500     32,553
    Kansai Urban Banking Corp.                                    11,500    150,659
    Kanto Denka Kogyo Co., Ltd.                                   18,000    171,161
    Kao Corp.                                                     13,800    682,889
    Kappa Create Co., Ltd.                                         2,900     34,025
    Kasai Kogyo Co., Ltd.                                         13,400    154,741
    Kato Sangyo Co., Ltd.                                         10,300    247,392
    Kato Works Co., Ltd.                                           4,200    112,108
    KAWADA TECHNOLOGIES, Inc.                                      1,200     86,136
    Kawai Musical Instruments Manufacturing Co., Ltd.              4,300     85,507
    Kawasaki Heavy Industries, Ltd.                              302,000    945,018
#   Kawasaki Kisen Kaisha, Ltd.                                  360,000    875,362
    KDDI Corp.                                                    65,400  1,757,192
    Keihan Holdings Co., Ltd.                                    126,000    839,284
    Keihanshin Building Co., Ltd.                                 12,700     67,476
    Keihin Co., Ltd.                                              29,000     39,305
    Keihin Corp.                                                  18,300    323,855
    Keikyu Corp.                                                  23,000    269,720
    Keio Corp.                                                    30,000    246,588
    Keisei Electric Railway Co., Ltd.                             16,000    378,821
    Keiyo Bank, Ltd. (The)                                        99,000    455,604
    Keiyo Co., Ltd.                                                9,500     48,307
    Kenedix, Inc.                                                 53,600    200,367
    Kenko Mayonnaise Co., Ltd.                                     3,700     98,691
    Kewpie Corp.                                                  17,800    444,945
    Key Coffee, Inc.                                               4,400     82,378
    Keyence Corp.                                                    904    351,084
    KFC Holdings Japan, Ltd.                                       3,800     65,778
*   KI Holdings Co., Ltd.                                          2,000      5,831
    Kikkoman Corp.                                                13,000    409,257
    Kinden Corp.                                                  34,300    435,651
*   Kintetsu Department Store Co., Ltd.                            8,000     25,208
    Kintetsu Group Holdings Co., Ltd.                             86,000    330,606
    Kintetsu World Express, Inc.                                  15,800    217,585
    Kirin Holdings Co., Ltd.                                      83,740  1,372,141
    Kita-Nippon Bank, Ltd. (The)                                   2,100     57,614

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Kitagawa Iron Works Co., Ltd.                                  4,400 $   95,645
    Kitano Construction Corp.                                     11,000     31,173
    Kito Corp.                                                     5,400     60,467
    Kitz Corp.                                                    32,800    199,779
    Kiyo Bank, Ltd. (The)                                         29,200    465,096
*   KLab, Inc.                                                    15,600     86,380
*   KNT-CT Holdings Co., Ltd.                                     44,000     56,838
    Koa Corp.                                                     14,500    170,035
    Koatsu Gas Kogyo Co., Ltd.                                     8,000     51,981
    Kobayashi Pharmaceutical Co., Ltd.                             5,200    231,752
    Kobe Bussan Co., Ltd.                                          3,100    100,269
*   Kobe Steel, Ltd.                                              71,600    696,446
    Kohnan Shoji Co., Ltd.                                        11,700    218,181
    Kohsoku Corp.                                                  2,200     21,112
    Koito Manufacturing Co., Ltd.                                 19,000  1,007,867
*   Kojima Co., Ltd.                                               8,800     21,278
    Kokusai Co., Ltd.                                              3,100     23,346
    Kokuyo Co., Ltd.                                              32,000    395,152
    KOMAIHALTEC, Inc.                                              1,200     22,402
    Komatsu Wall Industry Co., Ltd.                                3,200     54,849
    Komatsu, Ltd.                                                 68,100  1,612,514
    Komehyo Co., Ltd.                                              3,500     39,169
    Komeri Co., Ltd.                                              12,800    301,404
    Konaka Co., Ltd.                                               7,400     38,186
    Konami Holdings Corp.                                         14,600    583,844
    Kondotec, Inc.                                                 4,500     34,122
    Konica Minolta, Inc.                                         122,200  1,265,874
    Konishi Co., Ltd.                                             12,400    143,631
    Konoike Transport Co., Ltd.                                   11,000    145,109
    Kose Corp.                                                     2,600    221,411
    Kosei Securities Co., Ltd. (The)                               9,000     15,398
    Koshidaka Holdings Co., Ltd.                                   2,200     45,143
    Kotobuki Spirits Co., Ltd.                                     1,500     36,316
    Kourakuen Holdings Corp.                                       3,500     50,321
    Krosaki Harima Corp.                                          29,000    102,186
    KRS Corp.                                                      2,700     58,553
    Kubota Corp.                                                  19,000    302,048
    Kubota Corp. Sponsored ADR                                     4,000    317,200
    Kumagai Gumi Co., Ltd.                                       123,000    352,701
#   Kumiai Chemical Industry Co., Ltd.                             8,800     51,410
    Kura Corp.                                                     4,200    175,168
    Kurabo Industries, Ltd.                                       76,000    158,110
    Kuraray Co., Ltd.                                             98,700  1,564,394
    Kureha Corp.                                                   6,000    254,461
    Kurimoto, Ltd.                                                 5,100    106,383
    Kurita Water Industries, Ltd.                                 22,000    521,878
    Kuriyama Holdings Corp.                                        4,200     68,485
    Kuroda Electric Co., Ltd.                                     16,200    334,160
    Kusuri no Aoki Holdings Co., Ltd.                              3,600    153,839
    KYB Corp.                                                     74,000    360,298
    Kyocera Corp.                                                 11,600    603,905
    Kyocera Corp. Sponsored ADR                                    6,742    368,787
    Kyodo Printing Co., Ltd.                                      22,000     77,823

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Kyoei Steel, Ltd.                                              6,600 $  133,096
    Kyokuto Kaihatsu Kogyo Co., Ltd.                              11,000    158,250
    Kyokuto Securities Co., Ltd.                                   6,600     95,547
    Kyokuyo Co., Ltd.                                              2,400     57,858
    KYORIN Holdings, Inc.                                         10,600    232,559
    Kyoritsu Maintenance Co., Ltd.                                 4,760    310,467
    Kyoritsu Printing Co., Ltd.                                    3,500     10,169
    Kyosan Electric Manufacturing Co., Ltd.                       12,000     42,953
    Kyowa Exeo Corp.                                              30,500    451,341
    Kyowa Hakko Kirin Co., Ltd.                                   20,600    278,954
    Kyowa Leather Cloth Co., Ltd.                                  2,000     15,730
    Kyudenko Corp.                                                15,000    407,037
    Kyushu Electric Power Co., Inc.                               19,000    212,077
    Kyushu Financial Group, Inc.                                  99,050    682,471
    LAC Co., Ltd.                                                  3,800     40,323
#*  Laox Co., Ltd.                                                13,100     80,944
    Lasertec Corp.                                                 7,500    156,441
    Lawson, Inc.                                                   3,500    255,475
    LEC, Inc.                                                      1,400     45,625
    Leopalace21 Corp.                                             71,100    407,292
    Life Corp.                                                     7,400    213,976
    Lintec Corp.                                                  16,400    367,033
    Lion Corp.                                                    36,000    626,157
    LIXIL Group Corp.                                             43,000  1,003,994
    Look, Inc.                                                     8,000     12,692
    M3, Inc.                                                       8,600    231,054
    Mabuchi Motor Co., Ltd.                                        2,700    138,792
    Macnica Fuji Electronics Holdings, Inc.                       12,250    172,588
    Maeda Corp.                                                   54,000    470,754
    Maeda Kosen Co., Ltd.                                          4,900     56,251
    Maeda Road Construction Co., Ltd.                             18,000    311,144
    Makino Milling Machine Co., Ltd.                              41,000    358,762
    Makita Corp.                                                   7,500    520,926
    Makita Corp. Sponsored ADR                                     2,355    160,611
    Mamezou Holdings Co., Ltd.                                     6,100     54,592
    Mamiya-Op Co., Ltd.                                              800      8,741
    Mandom Corp.                                                   3,000    141,602
    Mani, Inc.                                                     5,600    135,220
    Marubeni Corp.                                               264,400  1,608,726
    Marubun Corp.                                                  4,300     26,344
    Marudai Food Co., Ltd.                                        49,000    212,761
    Marufuji Sheet Piling Co., Ltd.                                3,000      7,125
    Maruha Nichiro Corp.                                          14,200    392,760
    Marui Group Co., Ltd.                                         14,300    204,469
    Maruka Machinery Co., Ltd.                                     2,500     39,353
    Marusan Securities Co., Ltd.                                   5,900     49,817
    Maruwa Co., Ltd.                                               3,400    111,808
    Maruwa Unyu Kikan Co., Ltd.                                    1,600     38,406
    Maruyama Manufacturing Co., Inc.                              14,000     24,069
*   Maruzen CHI Holdings Co., Ltd.                                 3,700     11,630
    Maruzen Showa Unyu Co., Ltd.                                  13,000     51,573
    Marvelous, Inc.                                                6,100     45,690
    Matsuda Sangyo Co., Ltd.                                       5,700     76,713

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Matsui Construction Co., Ltd.                                  7,200 $   68,815
    Matsui Securities Co., Ltd.                                   11,700    100,189
    Matsumotokiyoshi Holdings Co., Ltd.                            9,800    487,219
    Matsuya Co., Ltd.                                              5,100     44,051
    Matsuya Foods Co., Ltd.                                        3,000    109,311
    Max Co., Ltd.                                                 12,000    163,849
    Maxvalu Tokai Co., Ltd.                                        1,600     27,681
    Mazda Motor Corp.                                            119,400  1,757,104
    McDonald's Holdings Co. Japan, Ltd.                            1,300     34,178
    Mebuki Financial Group, Inc.                                 248,650    954,885
    MEC Co., Ltd.                                                  6,900     62,747
    Medical System Network Co., Ltd.                              10,600     38,961
    Medipal Holdings Corp.                                        26,800    434,361
    Megmilk Snow Brand Co., Ltd.                                  15,400    404,198
    Meidensha Corp.                                               87,000    296,333
    MEIJI Holdings Co., Ltd.                                       9,774    757,059
    Meiji Shipping Co., Ltd.                                       7,600     28,853
#*  Meiko Electronics Co., Ltd.                                    9,600     66,479
    Meiko Network Japan Co., Ltd.                                  7,400     82,013
    Meisei Industrial Co., Ltd.                                   14,100     75,356
    Meitec Corp.                                                   5,000    187,748
    Meiwa Corp.                                                    3,900     13,545
    Meiwa Estate Co., Ltd.                                         2,200     14,310
    Menicon Co., Ltd.                                              1,900     56,575
    METAWATER Co., Ltd.                                            2,100     51,801
    Michinoku Bank, Ltd. (The)                                    75,000    126,640
    Micronics Japan Co., Ltd.                                     17,200    169,332
    Mie Bank, Ltd. (The)                                           4,900    101,271
    Mie Kotsu Group Holdings, Inc.                                 2,300      7,983
    Mikuni Corp.                                                   7,500     26,173
    Milbon Co., Ltd.                                               1,696     74,193
    Mimasu Semiconductor Industry Co., Ltd.                        8,400    135,435
    Minato Bank, Ltd. (The)                                        7,900    147,463
#   MINEBEA MITSUMI, Inc.                                        115,375  1,146,954
    Ministop Co., Ltd.                                             6,400    114,951
    Miraca Holdings, Inc.                                         10,700    487,659
    Mirait Holdings Corp.                                         21,780    198,415
    Miroku Jyoho Service Co., Ltd.                                   600      8,977
    Misawa Homes Co., Ltd.                                        10,500     99,301
    MISUMI Group, Inc.                                            19,500    364,333
    Mitani Corp.                                                   3,700    107,129
    Mitani Sekisan Co., Ltd.                                       1,200     31,249
    Mito Securities Co., Ltd.                                     29,500     80,467
    Mitsuba Corp.                                                 14,800    257,743
    Mitsubishi Chemical Holdings Corp.                           434,200  3,028,524
    Mitsubishi Corp.                                              62,500  1,411,881
    Mitsubishi Electric Corp.                                    147,000  2,237,144
    Mitsubishi Estate Co., Ltd.                                   21,000    399,712
    Mitsubishi Gas Chemical Co., Inc.                             46,500    891,886
    Mitsubishi Heavy Industries, Ltd.                            447,500  2,010,250
    Mitsubishi Kakoki Kaisha, Ltd.                                35,000     67,844
    Mitsubishi Logistics Corp.                                    19,000    270,272
    Mitsubishi Materials Corp.                                    44,800  1,528,801

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
JAPAN -- (Continued)
    Mitsubishi Motors Corp.                                        186,700 $1,011,381
    Mitsubishi Nichiyu Forklift Co., Ltd.                           15,800    113,422
*   Mitsubishi Paper Mills, Ltd.                                    11,300     78,577
    Mitsubishi Pencil Co., Ltd.                                      3,400    182,219
    Mitsubishi Research Institute, Inc.                              2,200     63,643
    Mitsubishi Shokuhin Co., Ltd.                                    5,300    158,012
    Mitsubishi Steel Manufacturing Co., Ltd.                        80,000    182,514
    Mitsubishi Tanabe Pharma Corp.                                  15,400    308,880
    Mitsubishi UFJ Financial Group, Inc.                           359,200  2,300,145
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR             398,245  2,544,786
    Mitsubishi UFJ Lease & Finance Co., Ltd.                       173,500    924,834
    Mitsuboshi Belting, Ltd.                                        18,000    156,639
    Mitsui & Co., Ltd.                                              64,500    946,594
    Mitsui & Co., Ltd. Sponsored ADR                                   919    270,186
    Mitsui Chemicals, Inc.                                         215,000  1,011,056
    Mitsui Engineering & Shipbuilding Co., Ltd.                    298,000    482,061
    Mitsui Fudosan Co., Ltd.                                        34,000    784,964
    Mitsui High-Tec, Inc.                                            8,800     67,819
    Mitsui Home Co., Ltd.                                            9,000     44,440
    Mitsui Matsushima Co., Ltd.                                      4,400     53,691
    Mitsui Mining & Smelting Co., Ltd.                             235,000    657,106
    Mitsui OSK Lines, Ltd.                                         321,000  1,020,102
    Mitsui Sugar Co., Ltd.                                           4,200     93,410
    Mitsui-Soko Holdings Co., Ltd.                                  44,000    131,451
    Miura Co., Ltd.                                                  3,200     50,737
    Miyaji Engineering Group, Inc.                                  17,000     29,028
    Miyazaki Bank, Ltd. (The)                                       74,000    245,455
    Miyoshi Oil & Fat Co., Ltd.                                     18,000     22,630
    Mizuho Financial Group, Inc.                                 2,047,455  3,799,231
    Mizuho Financial Group, Inc. ADR                                 5,047     18,573
    Mizuno Corp.                                                    44,000    227,482
    Mochida Pharmaceutical Co., Ltd.                                 2,700    193,953
    Modec, Inc.                                                      8,600    143,711
    Monex Group, Inc.                                               70,500    186,126
    Monogatari Corp. (The)                                           2,400     86,949
#   MonotaRO Co., Ltd.                                              12,400    325,450
    MORESCO Corp.                                                    5,600     85,888
    Morinaga & Co., Ltd.                                             9,800    424,054
    Morinaga Milk Industry Co., Ltd.                                72,000    496,712
    Morita Holdings Corp.                                            9,000    127,495
    Morito Co., Ltd.                                                 2,700     22,513
    Morozoff, Ltd.                                                   6,000     26,887
    Mory Industries, Inc.                                              400      7,341
    Mr Max Corp.                                                     8,300     29,936
    MS&AD Insurance Group Holdings, Inc.                            24,813    830,082
    MTI, Ltd.                                                       14,200     90,727
    Murata Manufacturing Co., Ltd.                                   8,013  1,079,225
    Musashi Seimitsu Industry Co., Ltd.                              8,500    233,983
    Musashino Bank, Ltd. (The)                                      12,400    366,532
    Mutoh Holdings Co., Ltd.                                         8,000     18,150
    Nabtesco Corp.                                                  16,300    425,119
    NAC Co., Ltd.                                                    6,500     55,969
    Nachi-Fujikoshi Corp.                                           72,000    352,836

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Nagaileben Co., Ltd.                                           2,000 $   45,290
    Nagano Bank, Ltd. (The)                                        3,600     63,915
    Nagase & Co., Ltd.                                            41,900    574,215
    Nagatanien Holdings Co., Ltd.                                  7,000     88,243
    Nagawa Co., Ltd.                                               1,800     70,525
    Nagoya Railroad Co., Ltd.                                     81,000    398,739
    Nakabayashi Co., Ltd.                                          4,000      9,525
    Nakamuraya Co., Ltd.                                             892     39,741
    Nakanishi, Inc.                                                4,200    162,464
    Nakano Corp.                                                   3,500     17,320
*   Nakayama Steel Works, Ltd.                                     6,100     41,080
    Nankai Electric Railway Co., Ltd.                             60,000    296,733
    Nanto Bank, Ltd. (The)                                         8,000    322,152
    Natori Co., Ltd.                                               1,400     22,424
    NDS Co., Ltd.                                                    900     23,064
    NEC Capital Solutions, Ltd.                                    2,800     43,469
    NEC Corp.                                                    704,000  1,624,833
    NEC Networks & System Integration Corp.                       11,000    200,389
    NET One Systems Co., Ltd.                                     30,700    209,583
*   New Japan Chemical Co., Ltd.                                   8,500     11,880
*   New Japan Radio Co., Ltd.                                      7,500     25,862
#   Nexon Co., Ltd.                                               16,100    245,126
    Next Co., Ltd.                                                 9,800     66,226
    NGK Insulators, Ltd.                                          26,000    509,797
    NGK Spark Plug Co., Ltd.                                      31,700    713,985
    NH Foods, Ltd.                                                43,000  1,170,278
    NHK Spring Co., Ltd.                                          66,400    669,093
    Nice Holdings, Inc.                                           16,000     21,659
    Nichi-iko Pharmaceutical Co., Ltd.                            14,200    207,317
    Nichias Corp.                                                 24,000    246,142
    Nichiban Co., Ltd.                                             1,000      7,591
    Nichiha Corp.                                                  9,600    246,240
    NichiiGakkan Co., Ltd.                                         9,000     64,980
    Nichimo Co., Ltd.                                              7,000     10,912
    Nichirei Corp.                                                48,500    987,179
    Nichireki Co., Ltd.                                            9,000     73,320
    Nidec Corp.                                                    3,618    339,744
    Nidec Corp. Sponsored ADR                                      8,634    202,079
    Nifco, Inc.                                                   14,200    714,972
    Nihon Chouzai Co., Ltd.                                        1,760     66,505
    Nihon Dempa Kogyo Co., Ltd.                                    9,500     75,055
    Nihon Eslead Corp.                                             2,100     26,114
    Nihon Flush Co., Ltd.                                          2,300     26,469
    Nihon House Holdings Co., Ltd.                                17,500     79,085
    Nihon Kohden Corp.                                            14,100    323,538
    Nihon M&A Center, Inc.                                        12,200    355,820
    Nihon Nohyaku Co., Ltd.                                       18,500    100,637
    Nihon Parkerizing Co., Ltd.                                   27,500    336,803
    Nihon Plast Co., Ltd.                                          6,200     55,982
    Nihon Tokushu Toryo Co., Ltd.                                  2,200     34,214
    Nihon Trim Co., Ltd.                                           2,500     89,135
    Nihon Unisys, Ltd.                                            19,700    254,543
    Nihon Yamamura Glass Co., Ltd.                                33,000     60,117

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Nikkiso Co., Ltd.                                             25,800 $  239,766
    Nikko Co., Ltd.                                                1,000     19,267
    Nikkon Holdings Co., Ltd.                                     23,900    494,743
    Nikon Corp.                                                   30,500    492,247
    Nintendo Co., Ltd.                                               200     40,936
    Nippi, Inc.                                                    6,000     45,549
    Nippo Corp.                                                   23,000    434,814
    Nippon Air Conditioning Services Co., Ltd.                     2,800     15,330
    Nippon Carbide Industries Co., Inc.                           32,000     42,801
    Nippon Carbon Co., Ltd.                                       48,000    116,796
    Nippon Chemi-Con Corp.                                        58,000    133,748
    Nippon Chemiphar Co., Ltd.                                       900     44,833
    Nippon Coke & Engineering Co., Ltd.                           81,900     79,123
    Nippon Concrete Industries Co., Ltd.                          25,800     78,532
*   Nippon Denko Co., Ltd.                                        47,865    137,769
    Nippon Densetsu Kogyo Co., Ltd.                               11,800    194,380
    Nippon Electric Glass Co., Ltd.                              109,000    627,460
    Nippon Express Co., Ltd.                                     114,000    603,069
    Nippon Fine Chemical Co., Ltd.                                 1,900     15,038
    Nippon Flour Mills Co., Ltd.                                  21,500    304,695
    Nippon Gas Co., Ltd.                                          13,200    378,952
    Nippon Hume Corp.                                              8,800     54,631
    Nippon Kayaku Co., Ltd.                                       42,000    548,919
*   Nippon Kinzoku Co., Ltd.                                       1,400     16,904
    Nippon Kodoshi Corp.                                           2,600     20,507
    Nippon Koei Co., Ltd.                                          6,400    144,230
    Nippon Koshuha Steel Co., Ltd.                                20,000     15,215
    Nippon Light Metal Holdings Co., Ltd.                        185,300    452,620
    Nippon Paint Holdings Co., Ltd.                                9,300    271,277
    Nippon Paper Industries Co., Ltd.                             39,600    725,002
    Nippon Parking Development Co., Ltd.                          60,400     81,923
    Nippon Piston Ring Co., Ltd.                                   3,700     69,063
    Nippon Road Co., Ltd. (The)                                   23,000     93,703
    Nippon Seisen Co., Ltd.                                        4,000     22,333
*   Nippon Sharyo, Ltd.                                           25,000     61,087
*   Nippon Sheet Glass Co., Ltd.                                  30,200    248,378
    Nippon Shokubai Co., Ltd.                                      6,700    461,757
    Nippon Signal Co., Ltd.                                       20,500    194,409
    Nippon Soda Co., Ltd.                                         58,000    282,066
    Nippon Steel & Sumikin Bussan Corp.                            6,152    253,180
    Nippon Steel & Sumitomo Metal Corp.                           81,002  1,956,809
    Nippon Suisan Kaisha, Ltd.                                    88,600    436,241
    Nippon Telegraph & Telephone Corp.                             5,200    229,696
    Nippon Telegraph & Telephone Corp. ADR                        12,740    562,726
    Nippon Thompson Co., Ltd.                                     38,000    177,157
    Nippon Valqua Industries, Ltd.                                 6,200     98,009
    Nippon Yakin Kogyo Co., Ltd.                                  55,300     92,926
    Nippon Yusen K.K.                                            536,000  1,133,462
    Nipro Corp.                                                   53,500    599,756
*   Nishi-Nippon Financial Holdings, Inc.                         55,000    576,757
    Nishi-Nippon Railroad Co., Ltd.                               72,000    318,587
    Nishimatsu Construction Co., Ltd.                            104,000    520,053
    Nishimatsuya Chain Co., Ltd.                                  12,200    152,547

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Nishio Rent All Co., Ltd.                                      5,600 $  159,658
    Nissan Chemical Industries, Ltd.                              19,100    681,986
    Nissan Motor Co., Ltd.                                       336,000  3,324,103
    Nissan Shatai Co., Ltd.                                       19,600    185,702
    Nissan Tokyo Sales Holdings Co., Ltd.                          3,000      9,031
    Nissei ASB Machine Co., Ltd.                                   3,100     59,905
    Nissei Build Kogyo Co., Ltd.                                  22,000    111,728
    Nissei Plastic Industrial Co., Ltd.                            9,700     88,928
#   Nissha Printing Co., Ltd.                                      7,600    208,702
    Nisshin Fudosan Co.                                            3,200     14,967
    Nisshin Oillio Group, Ltd. (The)                              65,000    307,060
    Nisshin Seifun Group, Inc.                                    14,430    219,516
    Nisshin Steel Co., Ltd.                                       36,740    497,815
    Nisshinbo Holdings, Inc.                                      55,100    524,892
    Nissin Corp.                                                  35,000    108,067
    Nissin Electric Co., Ltd.                                     12,000    143,787
    Nissin Foods Holdings Co., Ltd.                                  100      5,277
    Nissin Kogyo Co., Ltd.                                        18,800    310,595
    Nitori Holdings Co., Ltd.                                      3,700    414,665
    Nitta Corp.                                                    6,100    165,723
    Nitta Gelatin, Inc.                                            4,400     29,331
    Nittetsu Mining Co., Ltd.                                      2,600    131,173
    Nitto Boseki Co., Ltd.                                        46,000    184,504
    Nitto Denko Corp.                                             16,700  1,321,410
    Nitto Kogyo Corp.                                             10,200    139,223
    Nitto Kohki Co., Ltd.                                          2,500     55,543
    Nittoc Construction Co., Ltd.                                 12,900     51,983
    Noda Corp.                                                     6,400     41,172
    Noevir Holdings Co., Ltd.                                      1,900     66,330
    NOF Corp.                                                     38,000    398,069
    Nohmi Bosai, Ltd.                                              8,400    126,161
    Nojima Corp.                                                   8,900     97,972
    NOK Corp.                                                     40,700    827,112
    Nomura Co., Ltd.                                               6,700    116,506
    Nomura Holdings, Inc.                                        199,000  1,233,572
    Nomura Holdings, Inc. Sponsored ADR                          119,749    740,049
    Nomura Real Estate Holdings, Inc.                             41,300    710,372
    Nomura Research Institute, Ltd.                                3,993    136,434
    Noritake Co., Ltd.                                             4,200    107,775
    Noritsu Koki Co., Ltd.                                         1,400     11,446
    Noritz Corp.                                                  13,100    224,677
    North Pacific Bank, Ltd.                                     121,700    488,816
    NS Solutions Corp.                                            11,300    223,674
    NS United Kaiun Kaisha, Ltd.                                  47,000     87,460
    NSD Co., Ltd.                                                  6,930    107,916
    NSK, Ltd.                                                     99,700  1,210,283
    NTN Corp.                                                    183,000    772,900
    NTT Data Corp.                                                10,600    534,210
    NTT DOCOMO, Inc.                                             149,700  3,579,336
    NTT DOCOMO, Inc. Sponsored ADR                                 9,600    229,632
    NTT Urban Development Corp.                                   15,300    134,584
    Nuflare Technology, Inc.                                       1,400     89,280
    Obara Group, Inc.                                              6,600    310,508

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    Obayashi Corp.                                                59,100 $562,997
    Obayashi Road Corp.                                           10,000   60,486
    Obic Co., Ltd.                                                 7,400  355,188
    Odakyu Electric Railway Co., Ltd.                             11,500  227,751
    Odelic Co., Ltd.                                               1,200   47,456
    Oenon Holdings, Inc.                                          33,000   79,735
    Ogaki Kyoritsu Bank, Ltd. (The)                              127,000  490,148
    Ohashi Technica, Inc.                                          1,600   20,525
    Ohsho Food Service Corp.                                       3,800  147,495
    Oiles Corp.                                                    5,184   92,527
    Oita Bank, Ltd. (The)                                         46,000  172,363
    Oji Holdings Corp.                                           195,000  863,098
    Okabe Co., Ltd.                                               18,500  156,431
    Okamoto Industries, Inc.                                      12,000  113,144
    Okamoto Machine Tool Works, Ltd.                              24,000   40,349
    Okamura Corp.                                                 12,400  122,902
    Okasan Securities Group, Inc.                                 66,000  430,970
    Oki Electric Industry Co., Ltd.                               33,300  479,058
    Okinawa Cellular Telephone Co.                                 2,300   72,399
    Okinawa Electric Power Co., Inc. (The)                         7,650  177,068
    OKK Corp.                                                     17,000   18,942
    OKUMA Corp.                                                   41,000  425,915
    Okumura Corp.                                                 63,000  381,720
    Okura Industrial Co., Ltd.                                    12,000   56,944
    Okuwa Co., Ltd.                                               10,000  101,993
    Olympic Group Corp.                                            1,500    8,238
    Olympus Corp.                                                 12,800  442,807
    Omron Corp.                                                   17,200  705,700
    ONO Sokki Co., Ltd.                                            2,500   19,031
    Onoken Co., Ltd.                                               6,900   82,987
    Onward Holdings Co., Ltd.                                     49,000  361,763
    Open House Co., Ltd.                                          11,800  276,197
*   OPT Holdings, Inc.                                             5,600   35,667
    Optex Group Co., Ltd.                                          1,300   30,331
    Oracle Corp. Japan                                             2,400  134,474
    Organo Corp.                                                  10,000   42,741
*   Orient Corp.                                                  74,800  136,785
    Oriental Land Co., Ltd.                                        4,800  263,037
    Origin Electric Co., Ltd.                                      8,000   22,412
    Osaka Gas Co., Ltd.                                           91,000  341,106
    Osaka Organic Chemical Industry, Ltd.                          1,400   11,206
#   Osaka Soda Co., Ltd.                                          37,000  162,638
    Osaka Steel Co., Ltd.                                          5,900  110,027
*   OSAKA Titanium Technologies Co., Ltd.                          6,200   99,395
    Osaki Electric Co., Ltd.                                      13,000  137,251
    OSG Corp.                                                     28,200  583,416
    OSJB Holdings Corp.                                           52,900  114,687
    Otsuka Corp.                                                   3,300  169,831
    Otsuka Holdings Co., Ltd.                                     11,500  529,782
    Outsourcing, Inc.                                              2,000   67,237
    Pacific Industrial Co., Ltd.                                  14,800  182,971
*   Pacific Metals Co., Ltd.                                      59,000  186,427
    Pack Corp. (The)                                               3,300   86,305

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    PAL GROUP Holdings Co., Ltd.                                   5,200 $  132,397
    PALTAC Corp.                                                  12,750    329,603
    PanaHome Corp.                                                31,000    262,789
    Panasonic Corp.                                              168,000  1,748,028
    Panasonic Corp. Sponsored ADR                                 46,495    486,803
    Panasonic Industrial Devices SUNX Co., Ltd.                    5,800     41,254
    Paramount Bed Holdings Co., Ltd.                               5,000    201,235
    Parco Co., Ltd.                                               10,500    102,320
    Park24 Co., Ltd.                                              13,100    361,569
    Pasco Corp.                                                   12,000     45,056
    Pasona Group, Inc.                                            10,000     68,316
    PC Depot Corp.                                                14,720     81,611
    Pegasus Sewing Machine Manufacturing Co., Ltd.                 2,500     16,417
    Penta-Ocean Construction Co., Ltd.                            91,000    444,309
    Pigeon Corp.                                                  11,700    317,849
    Pilot Corp.                                                    6,600    267,796
    Piolax, Inc.                                                   3,500    225,717
*   Pioneer Corp.                                                129,700    284,694
    Plenus Co., Ltd.                                               6,400    139,052
    Pocket Card Co., Ltd.                                          9,100     48,267
    Pola Orbis Holdings, Inc.                                      2,400    228,007
    Poletowin Pitcrew Holdings, Inc.                               9,900     95,968
    Press Kogyo Co., Ltd.                                         40,300    182,924
    Pressance Corp.                                               13,200    159,152
    Prestige International, Inc.                                  14,600    106,647
    Prima Meat Packers, Ltd.                                      64,000    250,012
    Proto Corp.                                                    3,600     44,528
    PS Mitsubishi Construction Co., Ltd.                          19,300     64,710
    Qol Co., Ltd.                                                  5,500     71,559
    Raito Kogyo Co., Ltd.                                         17,000    178,390
*   Rakuten, Inc.                                                 21,800    217,612
*   Rasa Industries, Ltd.                                         39,000     48,654
    Raysum Co., Ltd.                                               4,300     30,349
    Recruit Holdings Co., Ltd.                                     4,500    196,990
    Relo Group, Inc.                                               2,600    382,185
    Renaissance, Inc.                                                500      6,727
    Rengo Co., Ltd.                                               81,000    494,674
    Resona Holdings, Inc.                                        346,300  1,874,893
    Resorttrust, Inc.                                             14,600    268,988
    Rheon Automatic Machinery Co., Ltd.                            6,100     59,234
    Riberesute Corp.                                               3,100     22,773
    Ricoh Co., Ltd.                                              168,481  1,503,101
    Ricoh Leasing Co., Ltd.                                        7,700    233,808
    Right On Co., Ltd.                                             7,700     66,578
    Riken Corp.                                                    3,300    125,307
    Riken Keiki Co., Ltd.                                          3,400     51,163
    Riken Technos Corp.                                           17,100     85,753
    Riken Vitamin Co., Ltd.                                        1,900     74,912
    Ringer Hut Co., Ltd.                                           2,600     54,286
    Rinnai Corp.                                                   1,600    135,972
    Rion Co., Ltd.                                                 1,500     21,181
    Riso Kagaku Corp.                                              7,360    131,262
    Riso Kyoiku Co., Ltd.                                          7,600     40,196

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Rock Field Co., Ltd.                                          5,600 $ 80,925
    Rohm Co., Ltd.                                               10,800  690,619
    Rohto Pharmaceutical Co., Ltd.                               18,400  319,940
    Rokko Butter Co., Ltd.                                        2,100   44,933
    Roland DG Corp.                                               5,300  159,343
    Rorze Corp.                                                   2,600   51,359
    Round One Corp.                                              26,200  188,499
    Royal Holdings Co., Ltd.                                      7,100  120,456
*   RVH, Inc.                                                     5,500   48,459
    Ryobi, Ltd.                                                  55,000  251,342
    Ryoden Corp.                                                 16,000  105,321
    Ryohin Keikaku Co., Ltd.                                      2,500  468,643
    Ryosan Co., Ltd.                                             13,300  413,026
    S Foods, Inc.                                                 4,500  122,121
    Sac's Bar Holdings, Inc.                                      9,350  101,596
    Saibu Gas Co., Ltd.                                          78,000  176,092
    Saizeriya Co., Ltd.                                           8,300  191,969
    Sakai Chemical Industry Co., Ltd.                            28,000   98,855
    Sakai Heavy Industries, Ltd.                                 16,000   47,720
    Sakai Moving Service Co., Ltd.                                4,000  106,608
    Sakai Ovex Co., Ltd.                                          1,900   30,377
    Sakata INX Corp.                                             16,800  220,130
    Sala Corp.                                                    3,000   16,388
    SAMTY Co., Ltd.                                               5,500   56,013
    San-A Co., Ltd.                                               5,000  231,874
    San-Ai Oil Co., Ltd.                                         25,000  191,984
    San-In Godo Bank, Ltd. (The)                                 39,000  325,571
    Sanden Holdings Corp.                                        53,000  167,542
    Sanei Architecture Planning Co., Ltd.                         1,300   18,145
    Sangetsu Corp.                                               11,800  208,873
*   Sanken Electric Co., Ltd.                                    48,000  225,320
    Sanko Metal Industrial Co., Ltd.                                400   11,311
    Sankyo Co., Ltd.                                              8,800  293,821
    Sankyo Tateyama, Inc.                                         8,700  130,139
    Sankyu, Inc.                                                 87,000  548,569
    Sanoh Industrial Co., Ltd.                                   10,500   76,173
    Sanoyas Holdings Corp.                                       16,500   39,266
    Sanrio Co., Ltd.                                              8,300  162,773
    Sansha Electric Manufacturing Co., Ltd.                       6,400   27,784
    Sanshin Electronics Co., Ltd.                                14,700  158,608
    Santen Pharmaceutical Co., Ltd.                              21,600  271,423
    Sanwa Holdings Corp.                                         66,200  616,213
    Sanyo Chemical Industries, Ltd.                               6,000  262,040
    Sanyo Denki Co., Ltd.                                        17,000  132,891
    Sanyo Electric Railway Co., Ltd.                              3,000   16,243
    Sanyo Housing Nagoya Co., Ltd.                                3,500   31,100
    Sanyo Special Steel Co., Ltd.                                44,000  233,049
    Sanyo Trading Co., Ltd.                                       3,500   51,627
    Sapporo Holdings, Ltd.                                       27,200  707,431
    Sata Construction Co., Ltd.                                   2,600   10,081
    Sato Holdings Corp.                                           9,400  201,822
    Sato Restaurant Systems Co., Ltd.                             3,600   26,695
    Satori Electric Co., Ltd.                                    11,200   73,017

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Sawada Holdings Co., Ltd.                                      7,000 $   57,151
    Sawai Pharmaceutical Co., Ltd.                                 8,700    456,963
    Saxa Holdings, Inc.                                           23,000     50,877
    SBI Holdings, Inc.                                            79,930  1,103,332
    SBS Holdings, Inc.                                             8,400     60,108
#   Scala, Inc.                                                    6,000     42,888
    SCREEN Holdings Co., Ltd.                                      9,600    600,379
    Scroll Corp.                                                  19,900     60,733
    SCSK Corp.                                                     4,900    183,935
    Secom Co., Ltd.                                                7,000    506,223
    Sega Sammy Holdings, Inc.                                     49,500    777,245
    Seibu Holdings, Inc.                                           9,200    155,021
    Seika Corp.                                                   30,000     91,602
    Seikagaku Corp.                                                9,900    146,062
    Seikitokyu Kogyo Co., Ltd.                                    16,300     71,868
    Seiko Epson Corp.                                             62,400  1,285,501
    Seiko Holdings Corp.                                          60,000    217,291
    Seino Holdings Co., Ltd.                                      58,100    671,913
    Seiren Co., Ltd.                                              14,100    174,298
    Sekisui Chemical Co., Ltd.                                    72,000  1,174,862
    Sekisui House, Ltd.                                           71,000  1,148,517
    Sekisui Plastics Co., Ltd.                                     9,000     65,715
    Senko Co., Ltd.                                               41,400    265,237
    Senshu Electric Co., Ltd.                                      1,300     21,237
    Senshu Ikeda Holdings, Inc.                                  109,840    504,629
    Senshukai Co., Ltd.                                           13,800     90,004
    Septeni Holdings Co., Ltd.                                    10,000     32,360
    Seria Co., Ltd.                                                3,600    245,088
    Seven & I Holdings Co., Ltd.                                  29,900  1,193,858
    Seven Bank, Ltd.                                             112,900    323,448
    SFP Dining Co., Ltd.                                           3,000     39,661
*   Sharp Corp.                                                  291,000    786,950
    Shibaura Electronics Co., Ltd.                                 2,500     56,400
    Shibaura Mechatronics Corp.                                   13,000     33,076
    Shibuya Corp.                                                  8,700    175,318
    Shidax Corp.                                                   1,700      6,820
    Shiga Bank, Ltd. (The)                                        91,000    510,646
    Shikibo, Ltd.                                                 29,000     40,022
    Shikoku Bank, Ltd. (The)                                      85,000    212,604
    Shikoku Chemicals Corp.                                       17,000    167,452
*   Shikoku Electric Power Co., Inc.                              32,600    313,696
    Shima Seiki Manufacturing, Ltd.                               12,400    427,763
    Shimachu Co., Ltd.                                            19,200    469,682
    Shimadzu Corp.                                                28,000    472,525
    Shimano, Inc.                                                  2,900    457,294
    Shimizu Bank, Ltd. (The)                                       2,300     73,025
    Shimizu Corp.                                                 27,000    248,166
    Shimojima Co., Ltd.                                              700      7,234
    Shin Nippon Air Technologies Co., Ltd.                         3,500     39,239
    Shin-Etsu Chemical Co., Ltd.                                  21,400  1,846,190
    Shin-Keisei Electric Railway Co., Ltd.                         7,000     25,698
    Shinagawa Refractories Co., Ltd.                              17,000     42,882
    Shindengen Electric Manufacturing Co., Ltd.                   37,000    136,340

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Shinko Electric Industries Co., Ltd.                          35,200 $  266,456
    Shinko Plantech Co., Ltd.                                     16,400    117,429
    Shinko Shoji Co., Ltd.                                         6,300     67,039
    Shinmaywa Industries, Ltd.                                    37,000    346,015
    Shinnihon Corp.                                               17,200    132,606
    Shinoken Group Co., Ltd.                                       7,000    117,369
    Shinsei Bank, Ltd.                                           273,000    469,543
    Shinsho Corp.                                                  2,400     52,076
    Shionogi & Co., Ltd.                                           5,500    264,892
    Ship Healthcare Holdings, Inc.                                11,800    313,843
    Shiseido Co., Ltd.                                            31,300    874,805
    Shizuoka Bank, Ltd. (The)                                     50,000    435,081
    Shizuoka Gas Co., Ltd.                                        26,400    171,349
    SHO-BOND Holdings Co., Ltd.                                    2,100     89,179
    Shochiku Co., Ltd.                                             9,000    107,214
    Shoei Co., Ltd.                                                1,900     43,471
    Shoei Foods Corp.                                              3,800     73,378
*   Shoko Co., Ltd.                                               25,000     22,334
    Showa Aircraft Industry Co., Ltd.                              2,000     20,469
    Showa Corp.                                                   25,300    174,095
    Showa Denko K.K.                                              60,300    989,536
*   Showa Holdings Co., Ltd.                                      23,100     54,637
    Showa Sangyo Co., Ltd.                                        33,000    174,819
    Showa Shell Sekiyu K.K.                                       45,500    446,018
    Siix Corp.                                                     7,200    262,380
    Sinanen Holdings Co., Ltd.                                     3,000     58,485
    Sinfonia Technology Co., Ltd.                                 62,000    158,422
    Sinko Industries, Ltd.                                         8,600    107,422
    SKY Perfect JSAT Holdings, Inc.                               55,000    247,511
    Skylark Co., Ltd.                                             19,800    268,004
    SMC Corp.                                                      1,100    300,276
    SMK Corp.                                                     33,000    119,997
    SMS Co., Ltd.                                                  4,200    100,784
    Soda Nikka Co., Ltd.                                           3,000     13,544
    Sodick Co., Ltd.                                              16,000    139,748
    SoftBank Group Corp.                                          35,596  2,742,306
#   Softbank Technology Corp.                                      2,600     94,606
*   Softbrain Co., Ltd.                                           13,800     53,768
    Software Service, Inc.                                           300     14,003
    Sogo Medical Co., Ltd.                                         4,600    168,483
    Sohgo Security Services Co., Ltd.                              3,900    146,740
    Sojitz Corp.                                                 265,800    685,078
    Sompo Holdings, Inc.                                          16,475    596,556
    Sony Corp.                                                    60,300  1,825,748
    Sony Corp. Sponsored ADR                                      51,518  1,559,450
    Sony Financial Holdings, Inc.                                 12,900    216,052
    Sotetsu Holdings, Inc.                                        48,000    242,660
    Space Co., Ltd.                                                4,200     45,627
    Sparx Group Co., Ltd.                                         27,000     53,882
    Square Enix Holdings Co., Ltd.                                 5,900    169,124
    Srg Takamiya Co., Ltd.                                         8,500     44,944
    ST Corp.                                                       1,400     21,940
    St Marc Holdings Co., Ltd.                                     5,400    162,707

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Stanley Electric Co., Ltd.                                    31,600 $  890,245
    Star Mica Co., Ltd.                                            2,900     53,874
    Star Micronics Co., Ltd.                                      11,300    171,211
    Start Today Co., Ltd.                                         18,000    339,039
    Starts Corp., Inc.                                             9,500    165,274
    Starzen Co., Ltd.                                              2,500    105,361
    Stella Chemifa Corp.                                           2,500     75,962
    Studio Alice Co., Ltd.                                         5,500    105,222
    Sugi Holdings Co., Ltd.                                        3,300    153,577
    Sumco Corp.                                                   61,700    964,626
    Sumida Corp.                                                  10,100    100,088
    Suminoe Textile Co., Ltd.                                     29,000     70,274
    Sumitomo Bakelite Co., Ltd.                                   66,000    390,312
    Sumitomo Chemical Co., Ltd.                                  372,355  1,983,902
    Sumitomo Corp.                                                51,600    646,846
    Sumitomo Dainippon Pharma Co., Ltd.                            9,000    152,672
    Sumitomo Densetsu Co., Ltd.                                    8,200     92,999
    Sumitomo Electric Industries, Ltd.                           125,600  1,827,585
    Sumitomo Forestry Co., Ltd.                                   52,600    723,565
    Sumitomo Heavy Industries, Ltd.                              176,000  1,210,067
    Sumitomo Metal Mining Co., Ltd.                               81,000  1,097,405
    Sumitomo Mitsui Construction Co., Ltd.                       371,600    394,570
    Sumitomo Mitsui Financial Group, Inc.                        110,183  4,322,699
    Sumitomo Mitsui Trust Holdings, Inc.                          20,244    754,562
    Sumitomo Osaka Cement Co., Ltd.                              140,000    563,741
    Sumitomo Precision Products Co., Ltd.                         12,000     37,316
    Sumitomo Real Estate Sales Co., Ltd.                           6,100    138,801
    Sumitomo Realty & Development Co., Ltd.                        9,000    243,465
    Sumitomo Riko Co., Ltd.                                       19,500    201,362
    Sumitomo Rubber Industries, Ltd.                              60,500    944,946
    Sumitomo Seika Chemicals Co., Ltd.                             4,000    166,492
    Sumitomo Warehouse Co., Ltd. (The)                            49,000    263,510
    Sun Corp.                                                      7,200     48,868
    Sun Frontier Fudousan Co., Ltd.                               12,700    112,914
    Sun-Wa Technos Corp.                                           3,400     29,664
    Sundrug Co., Ltd.                                              4,500    310,324
    Suntory Beverage & Food, Ltd.                                  4,100    174,445
    Suruga Bank, Ltd.                                             39,200    893,053
    Suzuken Co., Ltd.                                             21,060    695,294
    Suzuki Motor Corp.                                            33,700  1,300,579
*   SWCC Showa Holdings Co., Ltd.                                102,000     80,459
    Sysmex Corp.                                                   7,800    468,624
    Systena Corp.                                                  2,400     38,504
    T Hasegawa Co., Ltd.                                           8,200    139,705
    T RAD Co., Ltd.                                               26,000     66,627
    T&D Holdings, Inc.                                            53,800    797,022
    T&K Toka Co., Ltd.                                             5,600     51,501
    T-Gaia Corp.                                                   4,300     70,374
    Tabuchi Electric Co., Ltd.                                    10,600     37,742
    Tachi-S Co., Ltd.                                             11,000    181,384
    Tachibana Eletech Co., Ltd.                                    3,120     37,584
    Tadano, Ltd.                                                  43,000    527,310
    Taihei Dengyo Kaisha, Ltd.                                    13,000    124,494

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Taiheiyo Cement Corp.                                        432,225 $1,510,319
    Taiheiyo Kouhatsu, Inc.                                       13,000     11,957
    Taiho Kogyo Co., Ltd.                                          6,900    100,545
    Taikisha, Ltd.                                                 7,700    190,389
    Taiko Bank, Ltd. (The)                                         1,000      2,238
    Taiko Pharmaceutical Co., Ltd.                                 4,000     64,552
    Taisei Corp.                                                  45,000    319,661
    Taisei Lamick Co., Ltd.                                        1,100     30,272
    Taiyo Holdings Co., Ltd.                                       5,300    214,069
    Taiyo Nippon Sanso Corp.                                      68,700    811,352
    Taiyo Yuden Co., Ltd.                                         43,100    525,661
    Takagi Securities Co., Ltd.                                   10,000     18,845
    Takaoka Toko Co., Ltd.                                         4,480     94,349
    Takara Holdings, Inc.                                         39,500    377,473
    Takara Leben Co., Ltd.                                        36,800    206,014
    Takara Standard Co., Ltd.                                     15,000    252,287
    Takasago International Corp.                                   6,400    171,279
    Takasago Thermal Engineering Co., Ltd.                         9,700    132,550
    Takashima & Co., Ltd.                                         16,000     28,450
    Takashimaya Co., Ltd.                                         72,000    620,062
#*  Takata Corp.                                                  11,500     54,253
    Take And Give Needs Co., Ltd.                                  1,920     12,669
    Takeda Pharmaceutical Co., Ltd.                               11,800    494,250
    Takeei Corp.                                                  10,100     91,550
    Takeuchi Manufacturing Co., Ltd.                              16,400    348,090
    Takihyo Co., Ltd.                                              5,000     20,762
    Takiron Co., Ltd.                                             19,000     89,788
    Takisawa Machine Tool Co., Ltd.                               14,000     21,178
    Takuma Co., Ltd.                                              21,000    181,867
    Tama Home Co., Ltd.                                           10,000     48,710
    Tamron Co., Ltd.                                               7,000    126,858
    Tamura Corp.                                                  28,000    107,022
#*  Tanaka Chemical Corp.                                          5,400     41,120
    Tanseisha Co., Ltd.                                            7,800     61,371
    TASAKI & Co., Ltd.                                             3,000     41,018
    Tatsuta Electric Wire and Cable Co., Ltd.                     15,000     61,368
    Tayca Corp.                                                   13,000     81,724
    TBK Co., Ltd.                                                  7,000     30,542
    TDK Corp.                                                     14,900  1,070,958
    TDK Corp. Sponsored ADR                                        7,012    519,519
    Teijin, Ltd.                                                  53,400  1,127,103
    Teikoku Electric Manufacturing Co., Ltd.                       4,100     37,097
#   Tekken Corp.                                                  43,000    125,566
    Temp Holdings Co., Ltd.                                        3,000     52,027
    Terumo Corp.                                                  12,500    462,423
    THK Co., Ltd.                                                 29,600    729,379
    TIS, Inc.                                                     25,500    577,788
    Toa Corp.(6894508)                                             6,800    107,811
    Toa Corp.(6894434)                                            11,000    100,180
    Toa Oil Co., Ltd.                                              6,000      8,025
    TOA ROAD Corp.                                                18,000     54,351
    Toagosei Co., Ltd.                                            43,200    462,456
    Tobishima Corp.                                               63,700     99,762

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Tobu Railway Co., Ltd.                                        43,000 $  218,234
    Tobu Store Co., Ltd.                                           1,000     25,545
    TOC Co., Ltd.                                                  8,800     69,551
    Tocalo Co., Ltd.                                               5,400    122,697
    Tochigi Bank, Ltd. (The)                                      31,000    157,584
    Toda Corp.                                                    82,000    450,245
    Toda Kogyo Corp.                                              13,000     33,010
    Toei Co., Ltd.                                                25,000    222,369
    Toenec Corp.                                                  17,000     83,659
    Togami Electric Manufacturing Co., Ltd.                        4,000     17,794
    Toho Bank, Ltd. (The)                                         89,000    334,399
    Toho Co., Ltd                                                  1,800     39,746
    Toho Co., Ltd.                                                 5,200    149,963
    Toho Gas Co., Ltd.                                            54,000    403,960
    Toho Holdings Co., Ltd.                                       15,400    332,247
    Toho Titanium Co., Ltd.                                       18,500    147,501
    Toho Zinc Co., Ltd.                                           62,000    270,041
    Tohoku Bank, Ltd. (The)                                       19,000     26,204
    Tohoku Electric Power Co., Inc.                               23,700    289,319
    Tokai Carbon Co., Ltd.                                        77,000    276,811
    Tokai Corp.                                                    2,500     87,867
    TOKAI Holdings Corp.                                          27,400    195,387
    Tokai Lease Co., Ltd.                                          2,000      3,771
    Tokai Rika Co., Ltd.                                          20,200    402,028
    Tokai Tokyo Financial Holdings, Inc.                          70,300    390,417
    Token Corp.                                                    2,500    176,651
    Tokio Marine Holdings, Inc.                                   33,800  1,409,256
    Tokushu Tokai Paper Co., Ltd.                                  3,900    138,559
*   Tokuyama Corp.                                                94,000    420,707
    Tokyo Century Corp.                                           16,700    567,243
    Tokyo Dome Corp.                                              27,000    256,118
*   Tokyo Electric Power Co. Holdings, Inc.                       54,388    208,312
    Tokyo Electron Device, Ltd.                                    3,600     50,304
    Tokyo Electron, Ltd.                                          14,000  1,450,186
    Tokyo Energy & Systems, Inc.                                  13,000    115,891
    Tokyo Gas Co., Ltd.                                           98,000    434,910
    Tokyo Keiki, Inc.                                             34,000     76,347
    Tokyo Ohka Kogyo Co., Ltd.                                    15,300    546,631
    Tokyo Rakutenchi Co., Ltd.                                     7,000     32,565
    Tokyo Rope Manufacturing Co., Ltd.                             5,200     87,948
    Tokyo Sangyo Co., Ltd.                                         4,000     16,527
    Tokyo Seimitsu Co., Ltd.                                      12,000    392,769
    Tokyo Steel Manufacturing Co., Ltd.                           27,700    249,647
    Tokyo Tatemono Co., Ltd.                                      58,500    774,727
    Tokyo Tekko Co., Ltd.                                         12,000     50,956
    Tokyo Theatres Co., Inc.                                      21,000     31,009
    Tokyo TY Financial Group, Inc.                                10,413    362,195
    Tokyotokeiba Co., Ltd.                                        49,000    113,821
    Tokyu Construction Co., Ltd.                                  28,400    223,396
    Tokyu Corp.                                                   49,000    360,878
    Tokyu Fudosan Holdings Corp.                                 137,425    803,367
    Toli Corp.                                                    17,000     59,946
    Tomato Bank, Ltd.                                              1,100     15,349

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Tomen Devices Corp.                                              100 $    1,875
    Tomoe Corp.                                                    9,500     30,495
    Tomoe Engineering Co., Ltd.                                    2,100     35,649
    Tomoegawa Co., Ltd.                                            7,000     14,192
    Tomoku Co., Ltd.                                              21,000     62,318
    TOMONY Holdings, Inc.                                         66,100    351,773
    Tomy Co., Ltd.                                                30,000    319,055
    Tonami Holdings Co., Ltd.                                     16,000     50,717
    TonenGeneral Sekiyu K.K.                                      30,000    352,803
    Topcon Corp.                                                  40,000    613,133
    Toppan Forms Co., Ltd.                                        18,700    193,964
    Toppan Printing Co., Ltd.                                     50,000    490,797
    Topre Corp.                                                   13,700    349,014
    Topy Industries, Ltd.                                          9,700    271,101
    Toray Industries, Inc.                                       167,000  1,446,040
    Toridoll Holdings Corp.                                        4,800    104,942
    Torii Pharmaceutical Co., Ltd.                                 6,100    135,345
    Torishima Pump Manufacturing Co., Ltd.                        12,100    119,686
    Tosei Corp.                                                   14,600     98,602
*   Toshiba Corp.                                                262,000    561,827
    Toshiba Machine Co., Ltd.                                     41,000    178,530
    Toshiba Plant Systems & Services Corp.                         9,400    141,604
*   Toshiba TEC Corp.                                             60,000    328,610
    Tosho Co., Ltd.                                                1,600     74,449
    Tosoh Corp.                                                  246,000  1,858,622
    Totetsu Kogyo Co., Ltd.                                        7,700    226,853
    TOTO, Ltd.                                                    12,500    503,452
    Tottori Bank, Ltd. (The)                                       1,300     21,870
    Tow Co., Ltd.                                                  5,100     29,152
    Towa Bank, Ltd. (The)                                         97,000     98,526
    Towa Corp.                                                     6,900     99,077
    Towa Pharmaceutical Co., Ltd.                                  4,000    156,313
    Toyo Construction Co., Ltd.                                   26,300     94,930
    Toyo Denki Seizo K.K.                                          2,600     38,127
    Toyo Engineering Corp.                                        44,000    117,309
    Toyo Ink SC Holdings Co., Ltd.                                71,000    346,553
    Toyo Kanetsu K.K.                                             34,000    100,855
    Toyo Kohan Co., Ltd.                                          21,000     76,271
    Toyo Securities Co., Ltd.                                     41,000     96,685
    Toyo Seikan Group Holdings, Ltd.                              18,200    335,673
    Toyo Suisan Kaisha, Ltd.                                       5,800    206,952
    Toyo Tanso Co., Ltd.                                           4,900     82,186
    Toyo Tire & Rubber Co., Ltd.                                  41,700    505,863
    Toyo Wharf & Warehouse Co., Ltd.                              13,000     21,393
    Toyobo Co., Ltd.                                             357,000    578,747
    Toyoda Gosei Co., Ltd.                                        30,200    727,480
    Toyota Boshoku Corp.                                          20,100    445,646
#   Toyota Motor Corp.                                           163,873  9,529,683
    Toyota Motor Corp. Sponsored ADR                              41,028  4,748,991
    Toyota Tsusho Corp.                                           56,700  1,559,592
    TPR Co., Ltd.                                                 10,000    285,075
    Trancom Co., Ltd.                                              2,000     96,347
    Transcosmos, Inc.                                              5,800    152,181

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
*   Trend Micro, Inc.                                              7,700 $  298,812
    Trusco Nakayama Corp.                                         12,200    277,099
    TS Tech Co., Ltd.                                             17,800    454,280
    Tsubakimoto Chain Co.                                         53,000    424,584
*   Tsudakoma Corp.                                               12,000     19,761
    Tsugami Corp.                                                 11,000     67,122
    Tsukada Global Holdings, Inc.                                  2,000     11,532
    Tsukishima Kikai Co., Ltd.                                    11,700    125,610
    Tsukuba Bank, Ltd.                                            32,200     97,627
    Tsukui Corp.                                                  24,000    162,383
    Tsumura & Co.                                                 17,100    498,299
    Tsuruha Holdings, Inc.                                         5,000    470,008
    Tsurumi Manufacturing Co., Ltd.                                6,100     84,243
    Tv Tokyo Holdings Corp.                                        5,300    108,577
*   U-Shin, Ltd.                                                   7,200     55,971
    UACJ Corp.                                                    89,908    282,658
    Ube Industries, Ltd.                                         424,200  1,019,938
    Uchida Yoko Co., Ltd.                                          1,000     21,587
    Uchiyama Holdings Co., Ltd.                                    1,500      5,841
    UKC Holdings Corp.                                             6,500    126,243
    Ulvac, Inc.                                                   14,900    527,814
    Unicharm Corp.                                                12,200    274,769
*   Uniden Holdings Corp.                                         12,000     17,624
    Union Tool Co.                                                 2,100     58,583
    Unipres Corp.                                                 14,000    295,369
    United Arrows, Ltd.                                            7,000    197,732
    United Super Markets Holdings, Inc.                           20,300    177,456
*   Unitika, Ltd.                                                264,000    189,000
*   Universal Entertainment Corp.                                  9,400    341,667
    Unizo Holdings Co., Ltd.                                       7,400    210,475
    Usen Corp.                                                    32,570    109,307
    Ushio, Inc.                                                   27,500    349,055
    USS Co., Ltd.                                                 12,400    217,636
*   UT Group Co., Ltd.                                             5,700     53,756
    Utoc Corp.                                                     2,600      9,300
    V Technology Co., Ltd.                                         1,400    220,313
    Valor Holdings Co., Ltd.                                      13,900    361,179
    ValueCommerce Co., Ltd.                                        9,900     30,958
    Village Vanguard Co., Ltd.                                     2,800     28,206
    Vital KSK Holdings, Inc.                                      16,500    147,152
    Vitec Holdings Co., Ltd.                                       4,800     53,617
    Voyage Group, Inc.                                             4,000     58,484
    VT Holdings Co., Ltd.                                         40,600    197,424
    Wacoal Holdings Corp.                                         43,000    521,093
    Wakachiku Construction Co., Ltd.                              48,000     64,566
    Wakita & Co., Ltd.                                            16,200    149,899
    Warabeya Nichiyo Holdings Co., Ltd.                            5,200    113,178
    WATAMI Co., Ltd.                                               8,800     85,914
    WDB Holdings Co., Ltd.                                         1,300     15,267
    Weathernews, Inc.                                              1,400     43,368
    Welcia Holdings Co., Ltd.                                      4,300    236,659
    West Holdings Corp.                                            8,600     62,090
    West Japan Railway Co.                                         7,300    475,615

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
JAPAN -- (Continued)
    Wood One Co., Ltd.                                            7,000 $   17,177
    World Holdings Co., Ltd.                                      3,400     61,752
    Wowow, Inc.                                                   3,400    107,714
    Xebio Holdings Co., Ltd.                                     10,300    153,894
    Y A C Co., Ltd.                                               2,600     36,694
    Yahagi Construction Co., Ltd.                                11,100    104,408
    Yahoo Japan Corp.                                            36,500    153,184
    Yaizu Suisankagaku Industry Co., Ltd.                           500      5,368
    Yakult Honsha Co., Ltd.                                       1,900     97,643
    Yakuodo Co., Ltd.                                             3,900     70,104
    YAMABIKO Corp.                                               13,800    193,409
    YAMADA Consulting Group Co., Ltd.                             1,300     57,936
    Yamada Denki Co., Ltd.                                       73,900    407,146
#   Yamagata Bank, Ltd. (The)                                    51,000    218,223
    Yamaguchi Financial Group, Inc.                              49,000    533,862
    Yamaha Corp.                                                 19,500    595,635
    Yamaha Motor Co., Ltd.                                       55,000  1,143,970
    Yamaichi Electronics Co., Ltd.                                9,600    110,369
    Yamanashi Chuo Bank, Ltd. (The)                              72,000    338,584
    Yamatane Corp.                                                4,600     66,270
    Yamato Corp.                                                  2,500     11,945
    Yamato Holdings Co., Ltd.                                    29,700    598,554
    Yamato Kogyo Co., Ltd.                                       16,700    499,355
    Yamaya Corp.                                                  2,500     37,995
    Yamazaki Baking Co., Ltd.                                    31,000    623,432
    Yamazen Corp.                                                17,100    146,306
    Yaoko Co., Ltd.                                               3,800    154,396
    Yaskawa Electric Corp.                                       31,800    573,416
    Yellow Hat, Ltd.                                              5,500    125,969
    Yokogawa Bridge Holdings Corp.                               11,700    148,936
    Yokogawa Electric Corp.                                      71,300  1,139,377
    Yokohama Reito Co., Ltd.                                     20,600    188,136
    Yokohama Rubber Co., Ltd. (The)                              44,600    784,387
    Yokowo Co., Ltd.                                              3,300     31,835
    Yomiuri Land Co., Ltd.                                       14,000     57,776
    Yondoshi Holdings, Inc.                                       4,200     92,417
    Yorozu Corp.                                                  6,900     95,887
    Yoshinoya Holdings Co., Ltd.                                 10,900    157,049
    Yuasa Trading Co., Ltd.                                       4,000    108,133
    Yuken Kogyo Co., Ltd.                                         9,000     17,771
    Yurtec Corp.                                                 16,000    116,659
    Yusen Logistics Co., Ltd.                                     8,800     87,421
    Yushin Precision Equipment Co., Ltd.                          1,200     32,666
    Yushiro Chemical Industry Co., Ltd.                           3,700     47,779
    Zenkoku Hosho Co., Ltd.                                       5,000    173,058
    Zenrin Co., Ltd.                                              5,700    110,662
    Zensho Holdings Co., Ltd.                                    40,500    695,302
    Zeon Corp.                                                   62,000    711,468
    ZERIA Pharmaceutical Co., Ltd.                                4,200     66,251
    Zojirushi Corp.                                              10,300    134,564

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- ------------
JAPAN -- (Continued)
    Zuiko Corp.                                                      500 $     18,516
                                                                         ------------
TOTAL JAPAN                                                               460,670,603
                                                                         ------------
MALAYSIA -- (0.7%)
    7-Eleven Malaysia Holdings Bhd Class B                        63,800       21,759
    Aeon Co. M Bhd                                               153,100       81,820
    Aeon Credit Service M Bhd                                      7,500       26,466
    Affin Holdings Bhd                                           109,590       60,366
    AirAsia Bhd                                                  453,200      260,883
*   AirAsia X Bhd                                                551,600       50,385
    Alliance Financial Group Bhd                                 293,300      249,035
    AMMB Holdings Bhd                                            484,500      500,966
    APM Automotive Holdings Bhd                                   34,700       26,703
    Astro Malaysia Holdings Bhd                                   71,800       44,090
    Axiata Group Bhd                                             146,560      156,613
    Batu Kawan Bhd                                                30,000      127,999
    Benalec Holdings Bhd                                          48,000        4,929
    Berjaya Corp. Bhd                                            882,710       75,622
*   Berjaya Land Bhd                                              76,000       10,563
    Berjaya Sports Toto Bhd                                      131,659       87,097
    Bermaz Auto Bhd                                              126,100       59,820
    BIMB Holdings Bhd                                            114,300      110,733
    Bonia Corp. Bhd                                               82,000       10,812
    Boustead Holdings Bhd                                        220,899      133,671
    Boustead Plantations Bhd                                      22,500        8,540
    British American Tobacco Malaysia Bhd                          8,100       84,822
*   Bumi Armada Bhd                                              913,000      125,769
    Bursa Malaysia Bhd                                            93,300      187,160
    Cahya Mata Sarawak Bhd                                       200,400      185,901
    Can-One Bhd                                                   18,400       13,923
    Carlsberg Brewery Malaysia Bhd Class B                        30,500       96,192
    CB Industrial Product Holding Bhd                            102,800       46,927
    CIMB Group Holdings Bhd                                      416,533      467,571
    Coastal Contracts Bhd                                         42,800       13,822
    Cypark Resources Bhd                                          22,100       11,191
    Datasonic Group Bhd                                           83,100       21,779
*   Dayang Enterprise Holdings Bhd                                54,439       13,164
*   Destinii Bhd                                                 137,400       21,397
    Dialog Group Bhd                                             390,658      134,926
    DiGi.Com Bhd                                                 155,200      173,751
    DKSH Holdings Malaysia Bhd                                    22,800       23,475
    DRB-Hicom Bhd                                                336,400       88,888
    Dutch Lady Milk Industries Bhd                                 2,400       29,600
    Eastern & Oriental Bhd                                       218,229       82,762
*   Eco World Development Group Bhd                              312,300      102,958
    Ekovest Bhd                                                  110,400       66,260
    Evergreen Fibreboard Bhd                                     210,750       44,757
    Felda Global Ventures Holdings Bhd                           436,300      182,064
    Gadang Holdings Bhd                                          196,250       48,795
    Gamuda Bhd                                                   209,400      227,483

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
MALAYSIA -- (Continued)
    Gas Malaysia Bhd                                              21,900 $ 13,411
    Genting Malaysia Bhd                                         149,900  170,487
    Genting Plantations Bhd                                       46,700  115,023
    George Kent Malaysia Bhd                                      89,000   60,935
    Globetronics Technology Bhd                                   37,900   35,516
    Glomac Bhd                                                    86,600   13,688
    HAP Seng Consolidated Bhd                                    242,580  476,358
    Hap Seng Plantations Holdings Bhd                             72,400   43,846
    Hartalega Holdings Bhd                                        64,000   68,161
    Heineken Malaysia Bhd                                         26,400   94,676
    HeveaBoard Bhd                                               142,700   47,065
    Hock Seng LEE BHD                                             55,900   20,560
    Hong Leong Bank Bhd                                           71,432  212,616
    Hong Leong Financial Group Bhd                                60,653  201,078
    Hong Leong Industries Bhd                                     31,400   68,305
    Hua Yang Bhd                                                  65,066   16,161
    IHH Healthcare Bhd                                            45,600   64,706
    IJM Corp. Bhd                                                983,720  735,266
    IJM Plantations Bhd                                           72,500   56,373
    Inari Amertron Bhd                                           253,692  101,947
    Insas Bhd                                                    128,000   23,137
    IOI Corp. Bhd                                                 81,326   80,991
    IOI Properties Group Bhd                                     262,180  126,660
*   Iris Corp. Bhd                                               271,500    7,364
*   Iskandar Waterfront City Bhd                                  91,000   18,497
*   JAKS Resources Bhd                                           137,900   40,149
    Jaya Tiasa Holdings Bhd                                      170,800   52,843
    JCY International Bhd                                        139,200   19,491
    Kian JOO CAN Factory Bhd                                      56,700   38,415
*   KNM Group Bhd                                                848,030   66,076
    Kossan Rubber Industries                                      59,300   89,321
    KPJ Healthcare Bhd                                            95,450   90,490
*   KSL Holdings Bhd                                             222,492   51,241
    Kuala Lumpur Kepong Bhd                                       27,100  147,462
    Kumpulan Perangsang Selangor Bhd                              43,300   11,963
    Lafarge Malaysia Bhd                                          68,300  106,462
    Land & General Bhd                                           224,700   16,735
*   Landmarks Bhd                                                 74,700   12,822
    LBS Bina Group Bhd                                            88,200   35,858
    Lingkaran Trans Kota Holdings Bhd                             48,400   64,466
    LPI Capital Bhd                                               19,020   73,492
    Magni-Tech Industries Bhd                                     64,000   69,308
    Magnum Bhd                                                   126,800   61,554
    Mah Sing Group Bhd                                           620,440  208,573
    Malakoff Corp. Bhd                                           100,300   28,987
    Malayan Banking Bhd                                          369,622  685,959
    Malaysia Airports Holdings Bhd                               145,492  203,234
    Malaysia Building Society Bhd                                525,728  130,577
    Malaysian Pacific Industries Bhd                              25,375   46,768
    Malaysian Resources Corp. Bhd                                395,950  127,849
    Malton Bhd                                                    43,400    7,260
    Matrix Concepts Holdings Bhd                                  81,900   44,549
    Maxis Bhd                                                     54,500   75,687

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES   VALUE++
                                                                 --------- --------
MALAYSIA -- (Continued)
    Media Prima Bhd                                                224,500 $ 51,704
    Mega First Corp. Bhd                                            18,600   11,395
    MISC Bhd                                                       139,780  231,006
    Mitrajaya Holdings Bhd                                         126,000   36,144
    MK Land Holdings Bhd                                           131,800    8,626
    MKH Bhd                                                         67,480   45,093
    MMC Corp. Bhd                                                  284,000  149,727
*   MNRB Holdings Bhd                                               26,700   14,266
*   Mudajaya Group Bhd                                              54,900   10,416
    Muhibbah Engineering M Bhd                                     115,700   61,675
*   Mulpha International Bhd                                       518,800   26,363
    My EG Services Bhd                                             291,000  104,470
*   Naim Holdings Bhd                                               48,600   17,440
    Oldtown Bhd                                                     93,900   40,015
    Oriental Holdings Bhd                                            6,200    9,522
    Padini Holdings Bhd                                            269,400  148,526
    Pantech Group Holdings Bhd                                      63,286    6,503
    Paramount Corp. Bhd                                             32,600   11,546
*   Parkson Holdings Bhd                                           219,903   31,281
    Petronas Chemicals Group Bhd                                   153,700  247,184
    Petronas Dagangan Bhd                                           17,100   90,844
    Petronas Gas Bhd                                                25,100  118,469
    Pharmaniaga Bhd                                                 29,900   33,962
    Pos Malaysia Bhd                                               110,100  100,008
    PPB Group Bhd                                                   17,440   64,084
    Press Metal Bhd                                                343,839  159,289
    Protasco Bhd                                                   120,000   32,288
    Public Bank Bhd                                                 88,140  399,937
*   Puncak Niaga Holdings Bhd                                       15,500    3,230
    QL Resources Bhd                                                95,450   94,644
    RHB Bank Bhd                                                   124,343  137,563
    Salcon Bhd                                                     181,700   23,405
*   Sapurakencana Petroleum Bhd                                  1,463,843  568,716
    Sarawak Oil Palms Bhd                                           39,857   34,833
    Scientex Bhd                                                    48,000   75,731
*   Scomi Energy Services Bhd                                      213,100   10,590
    Selangor Properties Bhd                                         24,800   24,938
    Shangri-La Hotels Malaysia Bhd                                  15,100   17,611
*   Shell Refining Co. Federation of Malaya Bhd                     15,500    9,870
    Sime Darby Bhd                                                 166,422  334,610
    SKP Resources Bhd                                              125,600   37,449
    SP Setia Bhd Group                                              82,459   63,336
    Star Publications Group Bhd                                     50,500   26,224
*   Sumatec Resources Bhd                                          598,000   10,128
    Sunway Bhd                                                     219,800  150,741
    Sunway Construction Group Bhd                                   21,980    8,429
    Supermax Corp. Bhd                                             136,500   64,350
    Suria Capital Holdings Bhd                                      16,100    7,363
    Syarikat Takaful Malaysia Bhd                                   60,000   56,383
    Ta Ann Holdings Bhd                                             80,257   73,921
    TA Enterprise Bhd                                              333,600   36,955
    Taliworks Corp. Bhd                                             90,300   29,879
    Tambun Indah Land Bhd                                           80,300   25,206

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
MALAYSIA -- (Continued)
    TAN Chong Motor Holdings Bhd                                   100,000 $    38,316
    TDM Bhd                                                        275,400      48,513
    Telekom Malaysia Bhd                                           103,348     138,851
    Tenaga Nasional Bhd                                             71,550     216,267
    Time dotCom Bhd                                                 36,000      65,054
    Top Glove Corp. Bhd                                            209,600     246,373
    Tropicana Corp. Bhd                                            197,479      44,387
    TSH Resources Bhd                                              164,100      70,379
    Tune Protect Group Bhd                                         205,700      65,532
    Uchi Technologies Bhd                                           37,400      14,946
    UEM Edgenta Bhd                                                 98,900      72,277
    UEM Sunrise Bhd                                                632,358     157,095
    UMW Holdings Bhd                                               157,600     200,997
*   UMW Oil & Gas Corp. Bhd                                        272,500      43,065
    Unisem M Bhd                                                   147,200      83,760
    United Plantations Bhd                                          11,300      70,109
    UOA Development Bhd                                            161,400      88,440
*   Uzma Bhd                                                        60,100      22,392
    VS Industry Bhd                                                263,500      89,180
    Wah Seong Corp. Bhd                                             72,098      13,354
    WCT Holdings Bhd                                               321,990     133,086
    WTK Holdings Bhd                                                72,500      16,372
    Yinson Holdings Bhd                                             77,900      54,717
*   YNH Property Bhd                                               133,216      45,465
    YTL Corp. Bhd                                                1,577,883     541,900
    YTL Power International Bhd                                    342,650     110,661
    Zhulian Corp. Bhd                                               45,600      14,897
                                                                           -----------
TOTAL MALAYSIA                                                              16,978,900
                                                                           -----------
MEXICO -- (0.9%)
    Alfa S.A.B. de C.V. Class A                                    780,196   1,012,401
    Alpek S.A.B. de C.V.                                           193,325     222,495
    Alsea S.A.B. de C.V.                                           113,347     328,081
    America Movil S.A.B. de C.V. Series L                          494,914     311,376
    America Movil S.A.B. de C.V. Series L ADR                       23,684     298,655
    Arca Continental S.A.B. de C.V.                                114,633     616,386
*   Axtel S.A.B. de C.V.                                           301,200      53,297
    Banregio Grupo Financiero S.A.B. de C.V.                        85,788     473,832
    Bolsa Mexicana de Valores S.A.B. de C.V.                        63,291      86,195
*   Cemex S.A.B. de C.V.                                         2,040,431   1,885,492
    Coca-Cola Femsa S.A.B. de C.V. Series L                          7,700      47,706
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                     4,452     276,113
    Consorcio ARA S.A.B. de C.V. Series *                          305,857      97,828
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR           14,870     201,786
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A       25,993      35,237
    Corp. Inmobiliaria Vesta S.A.B. de C.V.                        115,620     127,188
    Corp. Moctezuma S.A.B. de C.V. Series *                         73,800     200,483
    Credito Real S.A.B. de C.V. SOFOM ER                            36,910      52,479
    El Puerto de Liverpool S.A.B. de C.V. Class C1                   4,461      28,131
*   Empresas ICA S.A.B. de C.V.                                    117,564      15,616
*   Financiera Independencia S.A.B. de C.V. SOFOM ENR               32,800       5,041
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR         21,098   1,587,203
*   Genomma Lab Internacional S.A.B. de C.V. Class B               276,941     288,448

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
MEXICO -- (Continued)
    Gentera S.A.B. de C.V.                                       320,061 $  467,349
    Gruma S.A.B. de C.V. Class B                                  70,384    945,181
*   Grupo Aeromexico S.A.B. de C.V.                               63,856    118,933
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.           34,200    145,895
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR            9,537    737,401
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B       24,482    189,765
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR             5,100    738,837
    Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B         2,400     34,848
    Grupo Bimbo S.A.B. de C.V. Series A                          157,200    346,687
    Grupo Carso S.A.B. de C.V. Series A1                          97,100    388,987
    Grupo Cementos de Chihuahua S.A.B. de C.V.                     1,100      5,011
    Grupo Comercial Chedraui S.A. de C.V.                        113,794    209,924
    Grupo Elektra S.A.B. de C.V.                                  13,973    180,245
*   Grupo Famsa S.A.B. de C.V. Class A                            66,508     22,197
    Grupo Financiero Banorte S.A.B. de C.V. Class O              197,896    948,508
    Grupo Financiero Inbursa S.A.B. de C.V. Class O              290,940    432,500
    Grupo Financiero Interacciones SA de C.V. Class O             39,863    151,760
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B     175,227    249,646
    Grupo Herdez S.A.B. de C.V. Series *                          97,105    172,525
    Grupo Lala S.A.B. de C.V.                                     49,771     74,680
    Grupo Lamosa S.A.B. de C.V.                                   35,276     61,837
    Grupo Mexico S.A.B. de C.V. Series B                         542,002  1,630,671
*   Grupo Pochteca S.A.B. de C.V.                                  3,616      1,595
    Grupo Sanborns S.A.B. de C.V.                                 32,918     32,834
*   Grupo Simec S.A.B. de C.V. Series B                           39,212    180,909
*   Grupo Simec S.A.B. de C.V. Sponsored ADR                       1,049     14,476
    Grupo Televisa S.A.B. Series CPO                             247,891  1,107,536
    Grupo Televisa S.A.B. Sponsored ADR                           23,672    530,253
*   Hoteles City Express S.A.B. de C.V.                           77,438     67,993
*   Impulsora del Desarrollo y El Empleo en America Latina
      S.A.B. de C.V.                                             126,300    151,413
    Industrias Bachoco S.A.B. de C.V. Series B                    56,734    220,178
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR                  742     34,451
*   Industrias CH S.A.B. de C.V. Series B                         69,463    439,692
    Industrias Penoles S.A.B. de C.V.                             37,584    888,618
    Infraestructura Energetica Nova S.A.B. de C.V.                20,968     92,505
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A              235,012    422,951
*   La Comer S.A.B. de C.V.                                      137,995     97,937
*   Maxcom Telecomunicaciones S.A.B. de C.V.                       3,793      1,300
    Megacable Holdings S.A.B. de C.V.                             96,919    306,742
    Mexichem S.A.B. de C.V.                                      289,909    687,463
*   Minera Frisco S.A.B. de C.V. Class A1                         70,600     57,859
    OHL Mexico S.A.B. de C.V.                                    373,398    352,565
    Organizacion Cultiba S.A.B. de C.V.                           12,061     11,602
*   Organizacion Soriana S.A.B. de C.V. Class B                  155,527    328,155
    Promotora y Operadora de Infraestructura S.A.B. de C.V.       45,570    398,370
    Qualitas Controladora S.A.B. de C.V.                          57,781     86,976
    Rassini S.A.B. de C.V.                                        12,946     47,765
*   Telesites S.A.B. de C.V.                                     159,297     93,500
    TV Azteca S.A.B. de C.V.                                     294,917     46,952
    Vitro S.A.B. de C.V. Series A                                 14,205     44,277

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
MEXICO -- (Continued)
    Wal-Mart de Mexico S.A.B. de C.V.                            155,904 $   275,870
                                                                         -----------
TOTAL MEXICO                                                              23,527,593
                                                                         -----------
NETHERLANDS -- (2.0%)
    Aalberts Industries NV                                        36,955   1,297,154
    ABN AMRO Group NV                                             13,447     316,310
    Accell Group                                                   9,838     230,724
    Aegon NV(007924103)                                           90,321     494,959
    Aegon NV(5927375)                                             92,824     504,544
*   AFC Ajax NV                                                      546       5,266
    Akzo Nobel NV                                                 49,804   3,379,963
    Akzo Nobel NV Sponsored ADR                                    1,500      34,088
#*  Altice NV Class A                                             17,214     377,914
*   Altice NV Class B                                              5,112     112,822
    AMG Advanced Metallurgical Group NV                            9,178     170,030
    Amsterdam Commodities NV                                       6,538     145,006
    APERAM SA                                                     21,739   1,028,113
    Arcadis NV                                                    24,105     327,768
*   ArcelorMittal(B295F26)                                       149,655   1,165,812
*   ArcelorMittal(B03XPL1)                                        79,335     618,618
    ASM International NV                                          20,246     998,204
    ASML Holding NV                                                9,664   1,173,149
    BE Semiconductor Industries NV                                15,667     565,703
    Beter Bed Holding NV                                           7,072     122,907
    BinckBank NV                                                  24,187     138,629
    Boskalis Westminster                                          33,364   1,234,398
    Brunel International NV                                        6,552     114,962
    Coca-Cola European Partners P.L.C.                             4,439     153,286
    Corbion NV                                                    24,222     620,404
    Delta Lloyd NV                                               191,053   1,099,964
    Flow Traders                                                     566      19,779
*   Fugro NV                                                      28,354     447,219
    Gemalto NV                                                    23,043   1,339,156
    GrandVision NV                                                 7,566     180,420
*   Heijmans NV                                                    7,697      51,281
    Heineken NV                                                   22,194   1,659,867
    Hunter Douglas NV                                              1,060      66,427
    IMCD Group NV                                                 11,411     512,515
    ING Groep NV                                                  13,394     192,418
    ING Groep NV Sponsored ADR                                   157,227   2,260,924
    KAS Bank NV                                                    4,269      39,320
    Kendrion NV                                                    4,432     125,848
    Koninklijke Ahold Delhaize NV                                233,772   4,980,217
    Koninklijke Ahold Delhaize NV Sponsored ADR                   44,998     956,877
    Koninklijke BAM Groep NV                                      97,240     458,793
    Koninklijke DSM NV                                            65,323   4,164,364
    Koninklijke KPN NV                                           708,216   2,040,351
    Koninklijke Philips NV(500472303)                             72,633   2,133,957
    Koninklijke Philips NV(5986622)                               36,121   1,059,880
    Koninklijke Vopak NV                                          25,178   1,081,523
    Nederland Apparatenfabriek                                       514      19,546
    NN Group NV                                                   32,141   1,138,300
*   OCI NV                                                         5,183      97,826

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
NETHERLANDS -- (Continued)
*   Ordina NV                                                     54,448 $   116,705
*   PostNL NV                                                    114,016     500,415
    Randstad Holding NV                                           32,838   1,910,501
    RELX NV                                                       60,337   1,019,135
    RELX NV Sponsored ADR                                         12,919     217,559
    SBM Offshore NV                                               80,084   1,302,756
    Sligro Food Group NV                                           7,287     264,375
*   SRH NV                                                        38,309          --
    Telegraaf Media Groep NV                                       4,962      31,816
    TKH Group NV                                                  15,418     624,949
*   TomTom NV                                                     26,395     241,964
    Unilever NV(904784709)                                        33,228   1,350,718
    Unilever NV(B12T3J1)                                          13,702     555,778
    Van Lanschot NV                                                1,449      31,327
    Wessanen                                                      27,125     385,009
    Wolters Kluwer NV                                             70,283   2,687,741
                                                                         -----------
TOTAL NETHERLANDS                                                         52,698,253
                                                                         -----------
NEW ZEALAND -- (0.4%)
*   a2 Milk Co., Ltd.                                            107,432     174,515
    Air New Zealand, Ltd.                                        219,465     338,278
    Auckland International Airport, Ltd.                         241,092   1,209,293
    Chorus, Ltd.                                                 131,083     389,963
    Chorus, Ltd. ADR                                               2,187      32,346
    Contact Energy, Ltd.                                         126,788     444,298
    EBOS Group, Ltd.                                              18,550     229,903
    Fisher & Paykel Healthcare Corp., Ltd.                        98,156     625,908
    Fletcher Building, Ltd.(6341606)                             155,180   1,195,570
    Fletcher Building, Ltd.(6341617)                              12,299      94,206
    Fonterra Co-operative Group, Ltd.                             16,111      73,170
    Freightways, Ltd.                                             30,285     155,163
    Genesis Energy, Ltd.                                          90,815     143,918
    Gentrack Group, Ltd                                            4,355      10,582
    Hallenstein Glasson Holdings, Ltd.                               609       1,444
    Heartland Bank, Ltd.                                          49,059      56,863
    Infratil, Ltd.                                               113,815     239,623
    Kathmandu Holdings, Ltd.                                       9,448      13,095
    Mainfreight, Ltd.                                             25,494     391,219
    Mercury NZ, Ltd.                                             112,331     253,135
    Meridian Energy, Ltd.                                        113,716     219,708
    Metlifecare, Ltd.                                             48,962     200,436
    Metro Performance Glass, Ltd.                                 20,089      27,270
    New Zealand Oil & Gas, Ltd.                                   51,054      23,939
    New Zealand Refining Co., Ltd. (The)                          57,566     114,137
    NZME, Ltd.                                                    83,243      41,079
    NZX, Ltd.                                                     34,929      28,225
    PGG Wrightson, Ltd.                                            8,757       3,405
    Port of Tauranga, Ltd.                                        84,955     261,094
    Restaurant Brands New Zealand, Ltd.                           22,855      92,872
    Ryman Healthcare, Ltd.                                        43,507     278,088
    Sanford, Ltd.                                                 12,229      63,618
    SKY Network Television, Ltd.                                 121,524     413,692
    SKYCITY Entertainment Group, Ltd.                            226,916     628,943

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
NEW ZEALAND -- (Continued)
    Spark New Zealand, Ltd.                                      421,958 $ 1,087,247
    Steel & Tube Holdings, Ltd.                                   17,544      32,578
    Summerset Group Holdings, Ltd.                                59,122     214,801
    Tilt Renewables, Ltd.                                         13,045      22,014
    Tourism Holdings, Ltd.                                        23,349      67,017
    Tower, Ltd.                                                   42,638      25,642
    Trade Me Group, Ltd.                                         108,438     402,531
    Trustpower, Ltd.                                              13,045      44,431
    Vector, Ltd.                                                  54,504     128,490
    Warehouse Group, Ltd. (The)                                   43,907      84,462
*   Xero, Ltd.                                                     2,961      41,103
    Z Energy, Ltd.                                                27,723     148,029
                                                                         -----------
TOTAL NEW ZEALAND                                                         10,767,343
                                                                         -----------
NORWAY -- (0.7%)
    ABG Sundal Collier Holding ASA                               107,380      67,867
*   Akastor ASA                                                   62,139     111,309
    Aker ASA Class A                                              10,276     426,117
    Aker BP ASA                                                   43,708     795,287
*   Aker Solutions ASA                                            25,495     137,477
    American Shipping Co. ASA                                      4,970      18,372
    Atea ASA                                                      31,710     308,608
    Austevoll Seafood ASA                                         33,395     308,879
*   Axactor AB                                                   140,555      44,490
    Bakkafrost P/F                                                 8,659     332,803
    Bonheur ASA                                                    6,108      61,483
    Borregaard ASA                                                18,908     208,102
    BW LPG, Ltd.                                                  28,505     145,342
*   BW Offshore, Ltd.                                             39,575     115,495
*   Deep Sea Supply P.L.C.                                        40,840       7,980
    DNB ASA                                                       64,343   1,073,403
*   DNO ASA                                                      166,262     174,016
*   DOF ASA                                                      190,442      25,472
    Ekornes ASA                                                    9,692     134,081
    Entra ASA                                                      8,885      95,830
*   Fred Olsen Energy ASA                                         20,918      45,075
    Frontline, Ltd.                                               28,827     199,298
    Gjensidige Forsikring ASA                                     12,982     223,406
    Golar LNG, Ltd.                                                3,007      77,761
    Grieg Seafood ASA                                             20,389     171,106
*   Hexagon Composites ASA                                        18,645      62,479
    Hoegh LNG Holdings Ltd                                         6,703      74,550
*   Kongsberg Automotive ASA                                     187,622     132,617
    Kongsberg Gruppen ASA                                          5,680      93,743
*   Kvaerner ASA                                                  58,803      77,416
    Leroy Seafood Group ASA                                        6,888     383,499
    Marine Harvest ASA                                            23,685     418,171
*   Nordic Semiconductor ASA                                      18,887      79,576
    Norsk Hydro ASA                                              266,678   1,521,219
*   Norske Skogindustrier ASA                                     59,211      19,741
*   Norwegian Air Shuttle ASA                                     11,124     363,139
    Ocean Yield ASA                                               14,899     112,948
*   Odfjell SE Class A                                             2,716      10,760

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
NORWAY -- (Continued)
    Opera Software ASA                                              27,392 $   123,160
    Orkla ASA                                                       16,399     152,999
*   Petroleum Geo-Services ASA                                     106,384     353,547
*   Prosafe SE                                                       3,967      16,479
    Protector Forsikring ASA                                        15,700     139,977
*   Q-Free ASA                                                       7,742       7,718
*   REC Silicon ASA                                                879,175     137,603
    Salmar ASA                                                       8,154     230,785
    Scatec Solar ASA                                                 2,346      10,526
    Schibsted ASA Class A                                            3,700      97,838
    Schibsted ASA Class B                                            3,700      92,125
*   Seadrill, Ltd.(B09RMQ1)                                         35,129      68,827
*   Seadrill, Ltd.(B0HWHV8)                                         79,622     148,893
    Selvaag Bolig ASA                                                3,314      15,954
*   Solstad Offshore ASA                                               465         612
*   Songa Offshore                                                   5,131      19,783
    SpareBank 1 SMN                                                 19,156     160,285
    SpareBank 1 SR-Bank ASA                                         45,651     339,422
    Statoil ASA                                                     95,311   1,777,283
    Statoil ASA Sponsored ADR                                       35,460     662,038
    Stolt-Nielsen, Ltd.                                              9,886     149,337
*   Storebrand ASA                                                 120,597     735,360
*   Subsea 7 SA                                                     78,522   1,068,495
    Telenor ASA                                                     29,211     463,066
    TGS Nopec Geophysical Co. ASA                                   40,842     980,596
    Tomra Systems ASA                                               30,975     338,995
*   Treasure ASA                                                    22,907      47,859
    Veidekke ASA                                                    16,742     248,811
*   Wilh Wilhelmsen ASA                                             22,907     112,395
    Wilh Wilhelmsen Holding ASA Class A                              3,841     104,635
    XXL ASA                                                          1,683      19,392
    Yara International ASA                                          15,955     672,752
                                                                           -----------
TOTAL NORWAY                                                                18,156,464
                                                                           -----------
PERU -- (0.0%)
    Cementos Pacasmayo SAA ADR                                       3,386      32,167
    Credicorp, Ltd.                                                  3,175     519,684
    Grana y Montero SAA Sponsored ADR                               10,766      48,555
                                                                           -----------
TOTAL PERU                                                                     600,406
                                                                           -----------
PHILIPPINES -- (0.3%)
    Aboitiz Equity Ventures, Inc.                                   96,000     143,478
    Aboitiz Power Corp.                                            185,200     156,932
    Alliance Global Group, Inc.                                    704,800     177,707
*   Atlas Consolidated Mining & Development Corp.                  113,900      12,173
    Ayala Corp.                                                     11,560     185,956
    Ayala Land, Inc.                                               233,300     166,759
    Bank of the Philippine Islands                                  84,575     152,323
    BDO Unibank, Inc.                                              231,747     525,139
    Belle Corp.                                                  1,295,800      84,423
*   Bloomberry Resorts Corp.                                       702,800     109,408
    Cebu Air, Inc.                                                  79,700     152,099

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES   VALUE++
                                                                 --------- --------
PHILIPPINES -- (Continued)
    Century Pacific Food, Inc.                                     145,500 $ 47,912
    Century Properties Group, Inc.                                 730,005    7,920
    China Banking Corp.                                             94,322   72,960
    Cosco Capital, Inc.                                            652,500  120,399
    D&L Industries, Inc.                                           405,200  100,169
    DMCI Holdings, Inc.                                            862,650  224,110
*   DoubleDragon Properties Corp.                                   68,060   70,544
    EEI Corp.                                                      181,100   28,246
    Emperador, Inc.                                                194,100   27,150
*   Empire East Land Holdings, Inc.                              1,000,000   14,676
    Energy Development Corp.                                     3,340,300  366,523
    Filinvest Land, Inc.                                         3,876,000  126,215
    First Gen Corp.                                                269,200  121,301
    First Philippine Holdings Corp.                                 96,560  137,776
*   Global Ferronickel Holdings, Inc.                              210,000   11,959
    Globe Telecom, Inc.                                              5,830  201,598
    GT Capital Holdings, Inc.                                        5,305  139,107
    International Container Terminal Services, Inc.                118,670  184,577
    JG Summit Holdings, Inc.                                       119,050  177,761
    Jollibee Foods Corp.                                            30,800  127,228
*   Lepanto Consolidated Mining Co.                                269,000    1,148
    Lopez Holdings Corp.                                           713,700  113,580
    LT Group, Inc.                                                 504,600  132,840
    Manila Electric Co.                                             18,880  108,088
    Manila Water Co., Inc.                                         257,500  156,212
*   Megawide Construction Corp.                                     71,500   21,493
    Megaworld Corp.                                              3,317,000  244,855
*   Melco Crown Philippines Resorts Corp.                          425,000   41,056
    Metro Pacific Investments Corp.                              1,435,100  196,790
    Metropolitan Bank & Trust Co.                                   56,652   92,805
    Nickel Asia Corp.                                              303,700   41,501
    Pepsi-Cola Products Philippines, Inc.                          343,700   22,597
    Petron Corp.                                                   814,000  151,968
    Philex Mining Corp.                                            384,300   71,359
    Philippine National Bank                                        95,595  104,720
    Philippine Stock Exchange, Inc. (The)                              312    1,498
    Philweb Corp.                                                   57,200   11,236
    Phinma Energy Corp.                                            357,000   16,215
    PLDT, Inc.                                                       3,850  113,805
    PLDT, Inc. Sponsored ADR                                         4,722  141,896
    Premium Leisure Corp.                                        1,877,000   53,986
    Puregold Price Club, Inc.                                      165,800  143,990
    RFM Corp.                                                      196,000   19,458
    Rizal Commercial Banking Corp.                                  90,960   66,123
    Robinsons Land Corp.                                           482,700  243,689
    Robinsons Retail Holdings, Inc.                                 53,260   84,572
    San Miguel Corp.                                               100,480  197,905
    San Miguel Pure Foods Co., Inc.                                  2,710   13,886
    Security Bank Corp.                                            124,644  534,349
    Semirara Mining & Power Corp.                                   59,310  161,157
    SM Investments Corp.                                             4,905   68,034
    SM Prime Holdings, Inc.                                        136,926   81,765
*   Top Frontier Investment Holdings, Inc.                           3,465   18,378

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
PHILIPPINES -- (Continued)
    Union Bank of the Philippines                                   70,785 $  111,506
    Universal Robina Corp.                                          67,390    220,824
    Vista Land & Lifescapes, Inc.                                2,405,500    245,173
                                                                           ----------
TOTAL PHILIPPINES                                                           8,224,985
                                                                           ----------
POLAND -- (0.4%)
    Agora SA                                                         8,317     27,911
*   Alior Bank SA                                                   16,460    251,098
    Amica SA                                                           302     14,113
*   AmRest Holdings SE                                                 639     52,334
    Asseco Poland SA                                                28,233    405,611
    Bank Handlowy w Warszawie SA                                     2,794     53,615
*   Bank Millennium SA                                             134,769    198,057
    Bank Pekao SA                                                    3,736    126,392
    Bank Zachodni WBK SA                                             1,804    155,458
*   Bioton SA                                                        9,806     19,475
*   Boryszew SA                                                     54,851    155,542
    Budimex SA                                                       2,209    119,194
    CCC SA                                                           3,260    168,387
*   CD Projekt SA                                                   12,992    190,446
    Ciech SA                                                        13,503    232,169
*   ComArch SA                                                         244     10,969
*   Cyfrowy Polsat SA                                               24,429    147,849
*   Emperia Holding SA                                               2,574     44,018
*   Enea SA                                                         97,222    246,145
    Energa SA                                                       32,244     82,245
    Eurocash SA                                                     13,468    134,209
*   Famur SA                                                         6,474      7,516
*   Getin Holding SA                                                65,107     22,951
*   Getin Noble Bank SA                                            108,730     44,874
    Grupa Azoty SA                                                   6,113    104,873
    Grupa Kety SA                                                    2,152    231,270
*   Grupa Lotos SA                                                  34,089    321,256
*   Impexmetal SA                                                   16,373     16,283
    ING Bank Slaski SA                                               4,367    193,236
    Inter Cars SA                                                    1,704    134,469
*   Jastrzebska Spolka Weglowa SA                                   15,938    266,549
    Kernel Holding SA                                               19,833    395,127
    KGHM Polska Miedz SA                                            30,797    955,198
    LC Corp. SA                                                     51,834     26,227
    LPP SA                                                             125    159,287
*   Lubelski Wegiel Bogdanka SA                                      1,646     26,690
*   mBank SA                                                         1,468    138,780
    Netia SA                                                       114,614    128,336
    Neuca SA                                                           155     15,516
    Orange Polska SA                                                70,702     95,392
    Orbis SA                                                         4,643     84,954
*   Pelion SA                                                        1,918     25,189
    Pfleiderer Grajewo SA                                            2,336     26,075
    PGE Polska Grupa Energetyczna SA                               188,250    514,012
*   PKP Cargo SA                                                     3,460     46,120
*   Polnord SA                                                       9,078     17,432
    Polski Koncern Naftowy Orlen SA                                 53,743  1,090,647

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
POLAND -- (Continued)
    Polskie Gornictwo Naftowe i Gazownictwo SA                   101,680 $  139,633
*   Powszechna Kasa Oszczednosci Bank Polski SA                   35,904    275,455
    Powszechny Zaklad Ubezpieczen SA                              24,594    216,420
*   Rafako SA                                                      2,291      4,110
    Stalprodukt SA                                                   407     60,439
    Synthos SA                                                   180,014    269,736
*   Tauron Polska Energia SA                                     406,135    299,268
    Trakcja SA                                                    14,934     59,997
    Warsaw Stock Exchange                                          5,032     56,086
                                                                         ----------
TOTAL POLAND                                                              9,304,640
                                                                         ----------
PORTUGAL -- (0.2%)
    Altri SGPS SA                                                 42,109    184,692
*   Banco BPI SA                                                 207,766    254,482
#*  Banco Comercial Portugues SA Class R                         167,360     28,378
*   Banco Espirito Santo SA                                      499,965         --
    CTT-Correios de Portugal SA                                   21,026    117,295
    EDP--Energias de Portugal SA                                 150,256    436,962
    EDP Renovaveis SA                                             66,089    424,581
    Galp Energia SGPS SA                                          81,676  1,203,432
    Jeronimo Martins SGPS SA                                      31,231    528,603
    Mota-Engil SGPS SA                                            41,754     72,608
    Navigator Co. SA (The)                                       121,116    441,120
    NOS SGPS SA                                                   92,931    523,251
    REN--Redes Energeticas Nacionais SGPS SA                      71,755    197,654
    Semapa-Sociedade de Investimento e Gestao                     12,365    175,557
    Sonae Capital SGPS SA                                         50,652     37,779
    Sonae SGPS SA                                                421,863    363,125
    Teixeira Duarte SA                                            25,644      5,508
                                                                         ----------
TOTAL PORTUGAL                                                            4,995,027
                                                                         ----------
RUSSIA -- (0.3%)
    Etalon Group, Ltd. GDR                                        36,272    139,907
    Gazprom PJSC Sponsored ADR                                   368,756  1,829,649
    Globaltrans Investment P.L.C. Sponsored GDR                   12,202     77,135
*   Lenta, Ltd. GDR                                               12,540     98,923
    Lukoil PJSC Sponsored ADR                                      7,792    439,116
    Magnitogorsk Iron & Steel OJSC Sponsored GDR                  38,822    326,285
*   Mail.Ru Group, Ltd. GDR                                        3,950     71,736
*   Mechel PJSC Sponsored ADR                                     16,260     97,723
    MegaFon PJSC GDR                                              11,182    121,540
    MMC Norilsk Nickel PJSC ADR                                    9,287    150,621
    Novatek PJSC GDR                                                 838    106,642
    Novolipetsk Steel PJSC GDR                                    16,393    323,985
    PhosAgro PJSC GDR                                              8,962    137,620
*   PIK Group PJSC GDR                                            13,885     69,532
    Ros Agro PLC GDR                                               3,044     43,705
    Rosneft Oil Co. PJSC GDR                                      56,263    373,070
    Rostelecom PJSC Sponsored ADR                                  7,748     65,914
    RusHydro PJSC ADR                                            218,605    371,377
    Sberbank of Russia PJSC Sponsored ADR                         96,521  1,131,729
    Severstal PJSC GDR                                            15,052    239,096

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
RUSSIA -- (Continued)
    Tatneft PJSC Sponsored ADR                                      17,234 $  702,581
    TMK PJSC GDR(87260R201)                                          2,172     11,620
    TMK PJSC GDR(B1FY0V909)                                          3,193     17,128
    VimpelCom, Ltd. Sponsored ADR                                   64,615    273,321
    VTB Bank PJSC GDR(B1W7FX909)                                    80,161    182,783
    VTB Bank PJSC GDR(46630Q202)                                   110,643    251,160
*   X5 Retail Group NV GDR                                          12,244    411,094
                                                                           ----------
TOTAL RUSSIA                                                                8,064,992
                                                                           ----------
SINGAPORE -- (0.8%)
*   Abterra, Ltd.                                                   22,000      6,528
    Accordia Golf Trust                                            108,900     51,804
    Amara Holdings, Ltd.                                            25,000      7,140
    Aspial Corp., Ltd.                                              58,100     12,657
*   Banyan Tree Holdings, Ltd.                                      54,000     19,292
    Bonvests Holdings, Ltd.                                         22,000     19,832
*   Boustead Projects, Ltd.                                         15,189      7,896
    Boustead Singapore, Ltd.                                       132,133     75,664
    Breadtalk Group, Ltd.                                           27,000     24,657
    Bukit Sembawang Estates, Ltd.                                   22,000     76,560
    Bund Center Investment, Ltd.                                    64,750     33,576
    CapitaLand, Ltd.                                               218,800    510,623
    Centurion Corp., Ltd.                                           35,000      8,795
    China Aviation Oil Singapore Corp., Ltd.                        33,600     36,156
    Chip Eng Seng Corp., Ltd.                                      230,000    108,246
    City Developments, Ltd.                                         34,000    223,175
    ComfortDelGro Corp., Ltd.                                      235,000    402,130
*   COSCO Corp. Singapore, Ltd.                                    554,100    110,085
    CSE Global, Ltd.                                               225,000     73,270
    CWT, Ltd.                                                      119,200    168,903
    Dairy Farm International Holdings, Ltd.                         15,400    129,010
    DBS Group Holdings, Ltd.                                       135,065  1,826,074
    Del Monte Pacific, Ltd.                                        179,159     42,801
    Delfi, Ltd.                                                      7,000     11,121
*   Dyna-Mac Holdings, Ltd.                                        150,000     18,846
    Elec & Eltek International Co., Ltd.                             5,000      5,100
*   Ezion Holdings, Ltd.                                           711,854    207,984
*   Ezra Holdings, Ltd.                                            767,465     26,084
*   Falcon Energy Group, Ltd.                                       66,000      6,664
    Far East Orchard, Ltd.                                          34,076     35,668
    First Resources, Ltd.                                          163,000    222,451
*   Food Empire Holdings, Ltd.                                      19,000      7,641
    Fragrance Group, Ltd.                                          206,000     25,597
    Frasers Centrepoint, Ltd.                                       54,200     60,615
*   Gallant Venture, Ltd.                                          119,000     10,400
    Genting Singapore P.L.C.                                       192,700    132,912
    GL, Ltd.                                                       132,000     73,572
    Global Logistic Properties, Ltd.                               129,100    237,929
*   Global Premium Hotels, Ltd.                                     11,680      2,467
    Golden Agri-Resources, Ltd.                                  2,037,900    612,987
    Great Eastern Holdings, Ltd.                                     4,000     58,410
    GuocoLand, Ltd.                                                 69,666     90,706
*   Halcyon Agri Corp., Ltd.                                       115,356     57,616

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
SINGAPORE -- (Continued)
    Hi-P International, Ltd.                                       139,000 $   49,576
    Hiap Hoe, Ltd.                                                  39,000     19,328
    Ho Bee Land, Ltd.                                               86,300    136,276
    Hong Fok Corp., Ltd.                                           120,120     56,525
    Hong Leong Asia, Ltd.                                           42,000     26,874
    Hongkong Land Holdings, Ltd.                                    22,200    149,933
    Hotel Grand Central, Ltd.                                       37,639     37,130
    Hutchison Port Holdings Trust                                1,747,900    743,426
    Hyflux, Ltd.                                                   196,400     72,372
    Indofood Agri Resources, Ltd.                                  175,000     66,549
    Innovalues, Ltd.                                                36,000     25,705
    Japfa, Ltd.                                                     96,100     70,904
    Jardine Cycle & Carriage, Ltd.                                   8,255    242,064
    Keppel Corp., Ltd.                                             302,400  1,326,956
    Keppel Infrastructure Trust                                    551,257    193,615
    Koh Brothers Group, Ltd.                                        48,000      9,177
    KSH Holdings, Ltd.                                              52,800     20,282
    Lian Beng Group, Ltd.                                          154,500     50,826
    Low Keng Huat Singapore, Ltd.                                   66,000     27,215
    M1, Ltd.                                                        84,000    119,708
    Mandarin Oriental International, Ltd.                            7,300      9,132
*   Marco Polo Marine, Ltd.                                         72,000      2,453
    Midas Holdings, Ltd.                                           454,100     74,007
*   Nam Cheong, Ltd.                                               302,000     12,041
    Nera Telecommunications, Ltd.                                   53,000     13,914
*   Noble Group, Ltd.                                            3,442,900    416,387
    Olam International, Ltd.                                       158,800    223,759
    OUE, Ltd.                                                      189,400    245,886
    Oversea-Chinese Banking Corp., Ltd.                            278,582  1,858,033
    Oxley Holdings, Ltd.                                            80,000     26,435
    Pan-United Corp., Ltd.                                          43,000     18,808
    Penguin International, Ltd.                                     41,666      7,301
    Q&M Dental Group Singapore, Ltd.                                60,300     29,056
    QAF, Ltd.                                                       48,207     49,702
*   Raffles Education Corp., Ltd.                                  110,370     15,174
    Raffles Medical Group, Ltd.                                    180,271    189,761
    RHT Health Trust                                               160,100    104,424
    Riverstone Holdings, Ltd.                                       54,200     33,888
    Rotary Engineering, Ltd.                                        55,000     14,434
    SATS, Ltd.                                                     135,870    509,160
    SBS Transit, Ltd.                                               11,500     17,929
    SembCorp Industries, Ltd.                                      397,000    886,614
    SembCorp Marine, Ltd.                                          268,200    283,769
    Sheng Siong Group, Ltd.                                        131,200     86,612
    SHS Holdings, Ltd.                                              97,000     15,515
    SIA Engineering Co., Ltd.                                       18,800     46,467
*   SIIC Environment Holdings, Ltd.                                132,800     55,210
    Sinarmas Land, Ltd.                                            473,600    150,882
    Sing Holdings, Ltd.                                             16,000      3,573
    Singapore Airlines, Ltd.                                       105,700    744,448
    Singapore Exchange, Ltd.                                        59,000    310,342
    Singapore Post, Ltd.                                           412,500    430,062
    Singapore Technologies Engineering, Ltd.                        98,000    229,667

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
SINGAPORE -- (Continued)
    Singapore Telecommunications, Ltd.                           390,000 $ 1,072,263
    Sino Grandness Food Industry Group, Ltd.                     156,000      28,828
    Stamford Land Corp., Ltd.                                    150,000      54,303
    StarHub, Ltd.                                                107,700     226,757
    Sunningdale Tech, Ltd.                                        38,000      30,272
    Super Group, Ltd.                                            166,000     151,858
*   Swiber Holdings, Ltd.                                        105,749       6,138
*   Tat Hong Holdings, Ltd.                                      151,000      38,657
    Tuan Sing Holdings, Ltd.                                     136,107      28,982
    UMS Holdings, Ltd.                                           156,000      68,485
    United Engineers, Ltd.                                       204,900     411,410
    United Industrial Corp., Ltd.                                109,813     220,561
    United Overseas Bank, Ltd.                                    76,645   1,139,861
    UOB-Kay Hian Holdings, Ltd.                                   73,490      66,335
    UOL Group, Ltd.                                              123,455     559,137
    UPP Holdings, Ltd.                                            64,000      14,316
    Valuetronics Holdings, Ltd.                                  125,200      48,848
    Venture Corp., Ltd.                                           86,000     622,130
    Vibrant Group, Ltd.                                           38,717       9,380
    Wee Hur Holdings, Ltd.                                       112,500      19,595
    Wheelock Properties Singapore, Ltd.                           14,400      16,673
    Wilmar International, Ltd.                                    66,500     183,009
    Wing Tai Holdings, Ltd.                                      198,100     244,272
    Yeo Hiap Seng, Ltd.                                            7,068       7,013
*   Yongnam Holdings, Ltd.                                       124,875      17,420
                                                                         -----------
TOTAL SINGAPORE                                                           21,725,433
                                                                         -----------
SOUTH AFRICA -- (1.8%)
    Adcock Ingram Holdings, Ltd.                                  27,649     105,730
    Adcorp Holdings, Ltd.                                         30,200      32,412
    Advtech, Ltd.                                                157,031     197,160
    Aeci, Ltd.                                                    49,414     377,621
*   African Bank Investments, Ltd.                               160,097          60
    African Oxygen, Ltd.                                          21,153      30,074
    African Rainbow Minerals, Ltd.                                43,172     386,653
    Alexander Forbes Group Holdings, Ltd.                         32,188      16,985
*   Anglo American Platinum, Ltd.                                  4,627     121,136
*   AngloGold Ashanti, Ltd.                                        2,804      35,633
*   AngloGold Ashanti, Ltd. Sponsored ADR                        171,502   2,179,790
*   ArcelorMittal South Africa, Ltd.                              85,910      83,718
    Ascendis Health, Ltd.                                         67,523     117,070
    Aspen Pharmacare Holdings, Ltd.                               16,002     366,104
    Assore, Ltd.                                                  11,477     235,180
    Astral Foods, Ltd.                                            19,828     222,141
*   Attacq, Ltd.                                                  62,711      83,806
*   Aveng, Ltd.                                                  190,626     103,248
    AVI, Ltd.                                                    130,482     889,390
    Barclays Africa Group, Ltd.                                   92,353   1,087,680
    Barloworld, Ltd.                                              99,329     816,690
    Bid Corp., Ltd.                                               63,969   1,109,851
    Bidvest Group, Ltd. (The)                                     74,010     871,594
    Blue Label Telecoms, Ltd.                                    179,981     245,153
    Capitec Bank Holdings, Ltd.                                   14,213     742,762

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
SOUTH AFRICA -- (Continued)
    Cashbuild, Ltd.                                                8,310 $  214,109
    Caxton and CTP Publishers and Printers, Ltd.                   3,193      3,161
    City Lodge Hotels, Ltd.                                       11,678    127,320
    Clicks Group, Ltd.                                            53,010    479,858
    Clover Industries, Ltd.                                       11,109     14,396
*   Consolidated Infrastructure Group, Ltd.                       19,914     33,943
    Coronation Fund Managers, Ltd.                                42,718    212,222
*   Curro Holdings, Ltd.                                          14,244     50,537
    DataTec, Ltd.                                                 90,498    349,908
    Discovery, Ltd.                                               87,048    742,910
    Distell Group, Ltd.                                            6,784     75,583
    DRDGOLD, Ltd.                                                120,113     67,644
*   enX Group, Ltd.                                                    1          1
    EOH Holdings, Ltd.                                            47,853    520,616
*   Evraz Highveld Steel and Vanadium, Ltd.                        4,215          8
*   eXtract Group, Ltd.                                           14,728        328
    Exxaro Resources, Ltd.                                        55,914    442,801
    Famous Brands, Ltd.                                           23,381    252,521
    FirstRand, Ltd.                                              287,230  1,069,965
    Foschini Group, Ltd. (The)                                    82,477    986,392
    Gold Fields, Ltd. Sponsored ADR                              311,358  1,092,867
    Grand Parade Investments, Ltd.                                20,425      5,470
    Grindrod, Ltd.                                               239,421    251,261
    Group Five, Ltd.                                              29,546     52,852
    Growthpoint Properties, Ltd.                                  62,198    121,690
    Harmony Gold Mining Co., Ltd.                                 14,209     35,804
    Harmony Gold Mining Co., Ltd. Sponsored ADR                  126,866    323,508
    Holdsport, Ltd.                                                4,852     21,956
    Hudaco Industries, Ltd.                                       10,278     86,770
*   Impala Platinum Holdings, Ltd.                               202,489    806,962
    Imperial Holdings, Ltd.                                       68,454    849,904
    Investec, Ltd.                                                46,599    329,371
    Invicta Holdings, Ltd.                                         6,662     29,961
    JSE, Ltd.                                                     40,021    479,863
    KAP Industrial Holdings, Ltd.                                222,615    128,889
*   Kumba Iron Ore, Ltd.                                          18,594    286,784
    Lewis Group, Ltd.                                             54,272    165,337
    Liberty Holdings, Ltd.                                        49,345    404,165
    Life Healthcare Group Holdings, Ltd.                         210,644    524,712
    Massmart Holdings, Ltd.                                       41,727    417,817
    Merafe Resources, Ltd.                                       657,825     95,158
    Metair Investments, Ltd.                                      52,738     86,779
    MMI Holdings, Ltd.                                           465,433    856,266
    Mondi, Ltd.                                                   24,210    533,679
    Mpact, Ltd.                                                   46,077    101,071
    Mr. Price Group, Ltd.                                         33,297    403,077
    MTN Group, Ltd.                                              259,523  2,420,012
    Murray & Roberts Holdings, Ltd.                              181,217    149,551
*   Nampak, Ltd.                                                 226,837    316,388
    Naspers, Ltd. Class N                                          3,169    504,859
    Nedbank Group, Ltd.                                           34,358    592,642
    Netcare, Ltd.                                                253,546    609,825
    New Europe Property Investments P.L.C.                        26,859    312,887

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
SOUTH AFRICA -- (Continued)
*   Northam Platinum, Ltd.                                       110,466 $   420,473
    Oceana Group, Ltd.                                            16,244     143,275
    Omnia Holdings, Ltd.                                          26,191     354,329
    Peregrine Holdings, Ltd.                                      83,787     184,837
    Pick n Pay Stores, Ltd.                                       55,459     281,743
    Pinnacle Holdings, Ltd.                                       38,098      52,528
    Pioneer Foods Group, Ltd.                                     42,589     526,778
*   PPC, Ltd.                                                    468,742     238,078
    PSG Group, Ltd.                                               36,708     620,355
    Raubex Group, Ltd.                                            31,926      54,074
    RCL Foods, Ltd.                                               37,465      36,929
    Reunert, Ltd.                                                 72,688     370,183
*   Royal Bafokeng Platinum, Ltd.                                 23,448      66,488
    Sanlam, Ltd.                                                 288,271   1,392,596
    Santam, Ltd.                                                  12,089     216,287
    Sappi, Ltd.                                                  184,671   1,187,399
    Sappi, Ltd. Sponsored ADR                                     35,009     222,311
    Sasol, Ltd.                                                    3,423     102,115
    Sasol, Ltd. Sponsored ADR                                     67,753   2,023,105
    Shoprite Holdings, Ltd.                                       43,729     580,447
    Sibanye Gold, Ltd.                                           238,835     539,992
    Sibanye Gold, Ltd. Sponsored ADR                              20,552     186,201
    SPAR Group, Ltd. (The)                                        37,112     523,480
    Spur Corp., Ltd.                                              10,572      26,728
    Standard Bank Group, Ltd.                                    160,996   1,721,641
*   Stefanutti Stocks Holdings, Ltd.                              21,041       7,036
    Steinhoff International Holdings NV                          314,204   1,515,052
    Sun International, Ltd.                                       30,539     199,097
*   Super Group, Ltd.                                            152,784     415,013
    Telkom SA SOC, Ltd.                                          123,331     675,888
    Telkom SA SOC, Ltd. Sponsored ADR                              1,800      39,267
    Tiger Brands, Ltd.                                            29,496     890,283
    Tongaat Hulett, Ltd.                                          57,378     570,808
    Transaction Capital, Ltd.                                     12,789      14,277
    Trencor, Ltd.                                                 20,950      58,289
    Truworths International, Ltd.                                153,941     924,406
    Tsogo Sun Holdings, Ltd.                                     159,693     313,376
    Vodacom Group, Ltd.                                           18,968     212,567
    Wilson Bayly Holmes-Ovcon, Ltd.                               24,669     268,017
    Woolworths Holdings, Ltd.                                    141,106     775,242
                                                                         -----------
TOTAL SOUTH AFRICA                                                        48,450,991
                                                                         -----------
SOUTH KOREA -- (3.9%)
    Able C&C Co., Ltd.                                             4,812      77,245
*   Actoz Soft Co., Ltd.                                           1,966      26,580
    Advanced Nano Products Co., Ltd.                               2,915      36,543
    Aekyung Petrochemical Co., Ltd.                                6,520      62,383
    AfreecaTV Co., Ltd.                                            1,311      25,170
*   Agabang&Company                                                3,646      24,515
    Ahnlab, Inc.                                                     579      31,118
*   AJ Rent A Car Co., Ltd.                                        6,524      49,880
    AK Holdings, Inc.                                              2,278      99,111
    ALUKO Co., Ltd.                                                7,857      36,063

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
SOUTH KOREA -- (Continued)
    Amorepacific Corp.                                             1,320 $360,279
    AMOREPACIFIC Group                                             5,630  656,922
*   Amotech Co., Ltd.                                              3,651   74,010
    Asia Cement Co., Ltd.                                            490   30,934
    ASIA Holdings Co., Ltd.                                          778   65,437
*   Asia Paper Manufacturing Co., Ltd.                             1,774   30,567
*   Asiana Airlines, Inc.                                         49,270  177,361
    Autech Corp.                                                   5,453   43,994
*   Automobile & PCB                                              20,938   46,763
    Avatec Co., Ltd.                                               4,139   23,207
    Baiksan Co., Ltd.                                              6,645   50,309
*   Barunson Entertainment & Arts Corp.                           21,239   49,564
*   BH Co., Ltd.                                                   3,736   58,228
    Binggrae Co., Ltd.                                             1,570   87,397
    Bluecom Co., Ltd.                                              3,526   32,705
    BNK Financial Group, Inc.                                    104,973  770,440
*   Bohae Brewery Co., Ltd.                                       17,410   18,074
    Boryung Medience Co., Ltd.                                     1,691   21,375
    Boryung Pharmaceutical Co., Ltd.                                 868   38,817
*   Bubang Co., Ltd.                                              10,013   37,406
    Bukwang Pharmaceutical Co., Ltd.                               5,594  108,951
    Byucksan Corp.                                                16,107   53,177
*   CammSys Corp.                                                 14,666   35,678
*   Capro Corp.                                                   15,677  111,365
    Cell Biotech Co., Ltd.                                         1,655   50,209
*   Celltrion Pharm, Inc.                                          2,310   42,984
*   Celltrion, Inc.                                                2,913  251,733
*   Chabiotech Co., Ltd.                                           5,500   55,593
    Cheil Worldwide, Inc.                                          9,650  153,993
*   Chemtronics Co., Ltd.                                          2,970   19,838
*   China Great Star International, Ltd.                          40,361   46,588
    Chinyang Holdings Corp.                                        6,039   16,315
    Chokwang Paint, Ltd.                                           1,963   16,685
    Chong Kun Dang Pharmaceutical Corp.                            1,501  127,009
    Chongkundang Holdings Corp.                                      611   31,101
    CJ CGV Co., Ltd.                                               2,736  187,074
    CJ CheilJedang Corp.                                           1,826  557,705
    CJ Corp.                                                       3,789  594,947
    CJ E&M Corp.                                                   5,469  411,600
    CJ Freshway Corp.                                              1,428   43,891
    CJ Hellovision Co., Ltd.                                      10,705   84,625
*   CJ Korea Express Corp.                                           674   94,661
    CJ O Shopping Co., Ltd.                                        1,355  187,382
    CKD Bio Corp.                                                  1,355   24,832
    Com2uSCorp                                                     2,534  186,546
    Cosmax BTI, Inc.                                               1,158   32,410
    Cosmax, Inc.                                                   1,499  169,053
*   Cosmochemical Co., Ltd.                                        3,760   13,446
*   COSON Co., Ltd.                                                3,057   30,542
    Coway Co., Ltd.                                                5,146  386,970
    Crown Confectionery Co., Ltd.                                  3,772  108,437
*   CrucialTec Co., Ltd.                                           5,427   40,957
    D.I Corp.                                                      7,893   30,124

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
SOUTH KOREA -- (Continued)
    Dae Dong Industrial Co., Ltd.                                 1,610 $  9,572
    Dae Hyun Co., Ltd.                                           11,980   36,079
*   Dae Won Chemical Co., Ltd.                                    6,000   12,904
    Dae Won Kang Up Co., Ltd.                                     9,910   36,828
*   Dae Young Packaging Co., Ltd.                                26,795   22,779
*   Dae-Il Corp.                                                  7,510   55,507
*   Daea TI Co., Ltd.                                            26,134   43,105
*   Daechang Co., Ltd.                                           10,260    8,811
    Daeduck Electronics Co.                                      11,360   81,056
    Daeduck GDS Co., Ltd.                                         7,981   92,010
*   Daehan New Pharm Co., Ltd.                                    2,481   37,461
    Daehan Steel Co., Ltd.                                        5,480   43,760
*   Daekyung Machinery & Engineering Co., Ltd.(6249067)          21,724   17,281
    Daekyung Machinery & Engineering Co., Ltd.()                  6,142      851
    Daelim Industrial Co., Ltd.                                   8,179  592,375
    Daeryuk Can Co., Ltd.                                         3,847   22,503
    Daesang Corp.                                                 7,306  158,490
    Daesang Holdings Co., Ltd.                                    5,320   45,962
*   Daewon Cable Co., Ltd.                                       24,654   26,114
    Daewon Pharmaceutical Co., Ltd.                               2,304   40,231
*   Daewoo Engineering & Construction Co., Ltd.                  28,310  126,446
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.           36,833  106,496
    Daewoong Co., Ltd.                                            1,395   49,425
    Daewoong Pharmaceutical Co., Ltd.                               956   56,290
    Daihan Pharmaceutical Co., Ltd.                               2,245   54,252
    Daishin Securities Co., Ltd.                                 21,293  206,400
*   Danal Co., Ltd.                                               2,089    9,676
    Dayou Automotive Seat Technology Co., Ltd.                   37,291   49,551
    DGB Financial Group, Inc.                                    67,849  576,241
    Digital Power Communications Co., Ltd.                       10,110   30,576
*   DIO Corp.                                                     2,543   69,149
    Display Tech Co., Ltd.                                        6,360   22,829
    DK UIL Co., Ltd.                                              2,653   24,015
    DMS Co., Ltd.                                                 3,148   30,807
*   DNF Co., Ltd.                                                 3,673   49,836
    Dong Ah Tire & Rubber Co., Ltd.                               3,857   84,382
    Dong-A Socio Holdings Co., Ltd.                                 701   75,713
    Dong-A ST Co., Ltd.                                             517   39,380
    Dong-Il Corp.                                                   165    8,450
    Dongbang Transport Logistics Co., Ltd.                       10,932   19,735
*   Dongbu Co., Ltd.                                             46,570   31,371
*   Dongbu HiTek Co., Ltd.                                        9,811  148,419
    Dongbu Insurance Co., Ltd.                                   12,076  615,289
*   Dongbu Securities Co., Ltd.                                  20,826   64,047
    Dongil Industries Co., Ltd.                                     419   28,822
    Dongjin Semichem Co., Ltd.                                   11,572   99,463
    DongKook Pharmaceutical Co., Ltd.                               327   15,777
    Dongkuk Industries Co., Ltd.                                 10,754   38,783
*   Dongkuk Steel Mill Co., Ltd.                                 22,611  237,741
    DONGKUK STRUCTURES & CONSTRUCTION Co., Ltd.                   5,855   26,841
    Dongsuh Cos., Inc.                                            2,175   47,909
    Dongsung Chemical Co., Ltd.                                   1,451   22,347
    DONGSUNG Corp.                                                8,113   42,787

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
SOUTH KOREA -- (Continued)
    Dongsung Finetec Co., Ltd.                                    3,946 $ 23,442
    Dongwha Enterprise Co., Ltd.                                  1,121   31,566
    Dongwha Pharm Co., Ltd.                                       4,862   34,426
    Dongwon Development Co., Ltd.                                14,617   51,136
    Dongwon F&B Co., Ltd.                                           458   80,629
    Dongwon Industries Co., Ltd.                                    550  161,717
    Dongwon Systems Corp.                                           557   31,841
    Dongyang E&P, Inc.                                            1,741   20,418
*   Dongyang Steel Pipe Co., Ltd.                                18,878   20,227
    Doosan Corp.                                                  3,852  348,384
*   Doosan Engine Co., Ltd.                                      19,065   53,213
    Doosan Heavy Industries & Construction Co., Ltd.             16,245  384,856
*   Doosan Infracore Co., Ltd.                                   46,422  344,794
*   Dragonfly GF Co., Ltd.                                        2,683   15,880
    DRB Holding Co., Ltd.                                         4,488   43,226
    DuzonBIzon Co., Ltd.                                          4,560   90,354
    DY Corp.                                                      8,589   54,187
    e Tec E&C, Ltd.                                                 651   72,207
    e-LITECOM Co., Ltd.                                           3,410   27,214
    E-MART, Inc.                                                  5,424  949,535
    E1 Corp.                                                        840   42,030
    Eagon Industrial, Ltd.                                        2,350   21,916
    Easy Bio, Inc.                                               18,047   91,689
*   EcoBio Holdings Co., Ltd.                                     3,056   28,874
*   Ecopro Co., Ltd.                                              4,292   39,628
    Elentec Co., Ltd.                                             8,635   42,713
*   ELK Corp.                                                     3,517    4,402
*   EM-Tech Co., Ltd.                                             2,896   26,371
*   Emerson Pacific, Inc.                                         1,198   30,466
    Enex Co., Ltd.                                               10,966   21,325
    ENF Technology Co., Ltd.                                      2,889   52,418
    Eo Technics Co., Ltd.                                         1,515  110,842
    Eugene Corp.                                                 27,119  110,084
*   Eugene Investment & Securities Co., Ltd.                     49,862  116,348
    Eugene Technology Co., Ltd.                                   1,646   23,248
    Eusu Holdings Co., Ltd.                                       6,296   35,984
    EVERDIGM Corp.                                                5,587   53,557
    F&F Co., Ltd.                                                 2,079   32,870
    Farmsco                                                       1,871   19,253
*   FarmStory Co., Ltd.                                          27,766   33,804
*   Feelux Co., Ltd.                                              8,814   30,431
    Fila Korea, Ltd.                                              1,938  114,303
    Fine Technix Co., Ltd.                                       12,615   32,769
*   Foosung Co., Ltd.                                             7,831   49,336
*   G-SMATT GLOBAL Co., Ltd.                                      2,416   26,268
*   Gamevil, Inc.                                                 1,058   40,474
    Gaon Cable Co., Ltd.                                          1,340   26,317
    Geumhwa PSC Co., Ltd.                                           634   19,565
*   Global Display Co., Ltd.                                      5,442   20,559
*   GNCO Co., Ltd.                                               24,520  108,865
    Golfzon Co., Ltd.                                               455   24,578
    GOLFZONYUWONHOLDINGS Co., Ltd.                               11,193   66,732
    Grand Korea Leisure Co., Ltd.                                 2,950   48,009

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
SOUTH KOREA -- (Continued)
    Green Cross Corp.                                               899 $  106,885
    Green Cross Holdings Corp.                                    5,200     95,770
*   GS Engineering & Construction Corp.                          15,000    357,502
*   GS Global Corp.                                              24,411     72,940
    GS Holdings Corp.                                            24,044  1,058,722
    GS Retail Co., Ltd.                                           5,253    235,657
*   Halla Corp.                                                   3,187     11,484
    Halla Holdings Corp.                                          3,971    207,278
    Han Kuk Carbon Co., Ltd.                                      9,360     51,810
    Hana Financial Group, Inc.                                   31,640    938,144
    Hana Micron, Inc.                                             5,142     26,823
    Hana Tour Service, Inc.                                       1,927    119,287
    Hancom, Inc.                                                  2,680     36,907
    Handok, Inc.                                                    929     17,892
    Handsome Co., Ltd.                                            2,400     64,260
    Hanil Cement Co., Ltd.                                        1,727    111,091
*   Hanjin Heavy Industries & Construction Co., Ltd.             37,545     96,979
*   Hanjin Heavy Industries & Construction Holdings Co., Ltd.     4,374     16,961
    Hanjin Kal Corp.                                             20,215    265,708
    Hanjin Transportation Co., Ltd.                               2,853     69,921
    Hankook Shell Oil Co., Ltd.                                     167     61,368
    Hankook Tire Co., Ltd.                                       23,141  1,129,262
    Hanmi Pharm Co., Ltd.                                         1,107    274,938
    Hanmi Science Co., Ltd.                                       1,206     60,060
    Hanmi Semiconductor Co., Ltd.                                 6,243     85,061
    Hanon Systems                                                20,050    157,004
    Hansae Co., Ltd.                                              3,610     69,651
    Hansae Yes24 Holdings Co., Ltd.                               8,124     67,532
*   Hanshin Construction                                          1,319     16,510
    Hansol Chemical Co., Ltd.                                     1,636    106,702
*   Hansol Holdings Co., Ltd.                                    24,316    129,013
*   Hansol HomeDeco Co., Ltd.                                    25,503     35,339
    Hansol Logistics Co., Ltd.                                    2,761      6,363
    Hansol Paper Co., Ltd.                                        4,183     73,658
*   Hansol Technics Co., Ltd.                                     4,649     62,810
    Hanssem Co., Ltd.                                             1,492    268,003
    Hanwha Chemical Corp.                                        25,208    566,263
    Hanwha Corp.                                                 22,662    687,702
    Hanwha Galleria Timeworld Co., Ltd.                             469     13,653
    Hanwha General Insurance Co., Ltd.                           17,523    104,481
*   Hanwha Investment & Securities Co., Ltd.                     54,271    110,367
    Hanwha Life Insurance Co., Ltd.                              55,195    306,164
    Hanwha Techwin Co., Ltd.                                      6,762    242,929
    Hanyang Eng Co., Ltd.                                         3,452     31,273
    Hanyang Securities Co., Ltd.                                  1,630     10,222
    Harim Co., Ltd.                                               6,926     29,076
    Harim Holdings Co., Ltd.                                     16,954     58,152
*   HB Technology Co., Ltd.                                      14,152     61,058
    Heung-A Shipping Co., Ltd.                                   73,791    105,605
    Hite Jinro Co., Ltd.                                          7,642    136,770
    Hitejinro Holdings Co., Ltd.                                  3,737     35,305
    HMC Investment Securities Co., Ltd.                           6,193     53,296
*   Homecast Co., Ltd.                                            2,237     32,610

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
SOUTH KOREA -- (Continued)
    Hotel Shilla Co., Ltd.                                        5,490 $  205,049
    HS Industries Co., Ltd.                                      11,008    102,019
    HS R&A Co., Ltd.                                              1,311     37,128
    Huchems Fine Chemical Corp.                                   4,489     80,373
    Humax Co., Ltd.                                               8,415     88,728
*   Huons Co., Ltd.                                                 593     27,554
    Huons Global Co., Ltd.                                        1,564     36,340
    Huvis Corp.                                                   4,510     31,316
    Hwa Shin Co., Ltd.                                            8,784     51,641
    HwaSung Industrial Co., Ltd.                                  4,337     48,166
    Hy-Lok Corp.                                                  2,898     49,299
    Hyosung Corp.                                                 6,747    786,542
*   Hyundai BNG Steel Co., Ltd.                                   4,605     52,508
    Hyundai C&F, Inc.                                             1,010     12,844
*   Hyundai Cement Co.                                              418     10,288
    Hyundai Corp.                                                 3,966     74,355
    Hyundai Department Store Co., Ltd.                            4,287    354,647
    Hyundai Development Co-Engineering & Construction             9,412    354,146
*   Hyundai Elevator Co., Ltd.                                    3,637    184,172
    Hyundai Engineering & Construction Co., Ltd.                 26,543    950,133
    Hyundai Engineering Plastics Co., Ltd.                       10,659     76,697
    Hyundai Glovis Co., Ltd.                                        681     91,191
    Hyundai Greenfood Co., Ltd.                                  10,889    154,732
*   Hyundai Heavy Industries Co., Ltd.                            5,361    611,375
    Hyundai Home Shopping Network Corp.                           1,440    134,606
    Hyundai Hy Communications & Networks Co., Ltd.               21,622     72,830
    Hyundai Livart Furniture Co., Ltd.                            4,100     82,802
    Hyundai Marine & Fire Insurance Co., Ltd.                    20,087    520,601
    Hyundai Motor Co.                                            13,746  1,654,857
    Hyundai Pharmaceutical Co., Ltd.                              4,848     19,232
*   Hyundai Rotem Co., Ltd.                                       8,277    134,897
    Hyundai Steel Co.                                            14,753    739,851
    Hyundai Wia Corp.                                             5,695    316,976
    HyVision System, Inc.                                         2,300     16,652
*   iA, Inc.                                                      9,136     31,284
*   IHQ, Inc.                                                    28,719     45,969
    Il Dong Holdings Co., Ltd.                                      596     10,892
    IL Dong Pharmaceutical Co., Ltd.                              1,621     25,040
*   Iljin Display Co., Ltd.                                       8,706     49,645
    Iljin Electric Co., Ltd.                                      5,010     19,916
    Iljin Holdings Co., Ltd.                                      6,463     30,784
*   Iljin Materials Co., Ltd.                                     6,983     75,530
    Ilshin Spinning Co., Ltd.                                       509     52,233
*   IM Co., Ltd.                                                 11,205     42,040
    iMarketKorea, Inc.                                            7,718     69,328
    InBody Co., Ltd.                                              3,074     59,772
    Industrial Bank of Korea                                     37,336    407,834
*   InnoWireless, Inc.                                              699      6,375
*   Innox Corp.                                                   1,728     43,544
*   Insun ENT Co., Ltd.                                           6,974     38,972
    Intelligent Digital Integrated Security Co., Ltd.               461      3,794
*   Interflex Co., Ltd.                                           3,580     77,835
    Interojo Co., Ltd.                                              825     27,369

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
SOUTH KOREA -- (Continued)
    Interpark Holdings Corp.                                     19,400 $   78,963
    Inzi Controls Co., Ltd.                                       2,340     10,005
    INZI Display Co., Ltd.                                        6,794     13,110
    IS Dongseo Co., Ltd.                                          3,728    134,175
    ISC Co., Ltd.                                                 1,261     17,570
    ISU Chemical Co., Ltd.                                        3,690     50,208
    IsuPetasys Co., Ltd.                                         14,830     64,403
    JB Financial Group Co., Ltd.                                 47,090    227,032
*   Jcontentree Corp.                                            10,157     37,408
    Jinsung T.E.C.                                                6,911     45,916
*   Jusung Engineering Co., Ltd.                                  7,166     70,234
    JVM Co., Ltd.                                                   239      8,538
    JW Holdings Corp.                                             4,287     28,236
    JW Pharmaceutical Corp.                                       1,690     63,562
    Kakao Corp.                                                   1,287     86,166
    Kangnam Jevisco Co., Ltd.                                     1,443     44,986
    Kangwon Land, Inc.                                            8,480    238,989
    KAON Media Co., Ltd.                                          5,150     45,818
    KB Capital Co., Ltd.                                          4,087     85,520
    KB Financial Group, Inc.                                     45,779  1,852,452
*   KB Financial Group, Inc. ADR                                 13,208    536,245
    KB Insurance Co., Ltd.                                       15,614    330,893
    KC Green Holdings Co., Ltd.                                   5,380     35,092
    KC Tech Co., Ltd.                                             8,724    107,658
*   KCC Engineering & Construction Co., Ltd.                      2,612     19,729
*   KEC Corp.                                                    44,982     37,627
    KEPCO Engineering & Construction Co., Inc.                      860     17,489
    KEPCO Plant Service & Engineering Co., Ltd.                   2,501    117,705
    Keyang Electric Machinery Co., Ltd.                           7,846     34,417
*   KEYEAST Co., Ltd.                                            20,377     40,570
    KG Chemical Corp.                                             4,366     52,844
    KG Eco Technology Service Co., Ltd.                           5,045     14,949
    Kginicis Co., Ltd.                                            7,157     69,905
    KGMobilians Co., Ltd.                                         3,927     26,693
    KH Vatec Co., Ltd.                                            4,940     55,518
    Kia Motors Corp.                                             23,641    740,972
    KISCO Corp.                                                   2,659     81,867
    KISCO Holdings Co., Ltd.                                        676     34,905
    Kishin Corp.                                                  5,120     20,593
    KISWIRE, Ltd.                                                 2,592     89,800
    KIWOOM Securities Co., Ltd.                                   3,693    231,097
*   KleanNara Co., Ltd.                                           4,079     20,509
*   KMH Co., Ltd.                                                 4,832     32,719
    Kodaco Co., Ltd.                                             11,719     30,589
    Koentec Co., Ltd.                                             8,855     21,304
    Koh Young Technology, Inc.                                    1,344     50,516
    Kolao Holdings                                                3,520     22,188
    Kolon Corp.                                                   2,115    101,278
    Kolon Global Corp.                                            2,357     26,705
    Kolon Industries, Inc.                                        6,444    411,843
*   Komipharm International Co., Ltd.                             1,719     45,685
    KONA I Co., Ltd.                                              6,030     53,015
    Korea Aerospace Industries, Ltd.                              2,430    129,721

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
SOUTH KOREA -- (Continued)
    Korea Circuit Co., Ltd.                                        3,237 $   37,998
    Korea District Heating Corp.                                     772     44,193
*   Korea Electric Power Corp. Sponsored ADR                      11,977    219,658
    Korea Electric Terminal Co., Ltd.                              1,892    117,279
    Korea Export Packaging Industrial Co., Ltd.                    1,272     20,490
*   Korea Flange Co., Ltd.                                         1,430     16,288
    Korea Gas Corp.                                                3,822    152,634
*   Korea Information & Communications Co, Ltd.                    4,831     44,671
    Korea Investment Holdings Co., Ltd.                           11,977    480,361
    Korea Kolmar Co., Ltd.                                         1,956    116,507
    Korea Kolmar Holdings Co., Ltd.                                  888     20,247
*   Korea Line Corp.                                               8,577    134,732
    Korea Petrochemical Ind Co., Ltd.                              1,545    358,510
    Korea United Pharm, Inc.                                       3,679     54,869
    Korea Zinc Co., Ltd.                                             699    295,610
*   Korean Air Lines Co., Ltd.                                    13,678    310,894
    Korean Reinsurance Co.                                        28,422    265,596
    Kortek Corp.                                                   6,293     76,960
    KPX Chemical Co., Ltd.                                         1,049     56,855
*   KT Corp. Sponsored ADR                                        14,332    213,117
*   KT Hitel Co., Ltd.                                             2,844     17,321
    KT Skylife Co., Ltd.                                           8,076    111,805
    KT&G Corp.                                                     9,033    782,476
*   KTB Investment & Securities Co., Ltd.                         20,958     57,243
    Kukdo Chemical Co., Ltd.                                       1,090     49,004
    Kukdong Oil & Chemicals Co., Ltd.                              5,000     14,064
*   Kumho Electric Co., Ltd.                                         690      6,195
*   Kumho Industrial Co., Ltd.                                     7,949     64,406
    Kumho Petrochemical Co., Ltd.                                  3,848    272,735
*   Kumho Tire Co., Inc.                                          36,253    255,034
    Kumkang Kind Co., Ltd.                                           850     27,638
    Kwang Dong Pharmaceutical Co., Ltd.                            7,180     51,204
*   Kwang Myung Electric Co., Ltd.                                 4,580     11,616
    Kwangju Bank                                                   7,297     66,431
    Kyobo Securities Co., Ltd.                                     6,450     45,347
    Kyung Dong Navien Co., Ltd.                                      590     24,407
    Kyung-In Synthetic Corp.                                       6,361     26,919
    Kyungbang, Ltd.                                                4,810     59,407
    Kyungchang Industrial Co., Ltd.                                5,099     21,510
    KyungDong City Gas Co., Ltd.                                     708     46,414
    Kyungdong Pharm Co., Ltd.                                      1,450     21,924
*   LB Semicon, Inc.                                               4,067     12,601
    LEADCORP, Inc. (The)                                          10,359     59,160
*   Leaders Cosmetics Co., Ltd.                                    2,486     39,434
    LEENO Industrial, Inc.                                         1,757     59,459
    LF Corp.                                                       6,658    122,736
    LG Chem, Ltd.                                                  3,241    730,832
    LG Corp.                                                       7,057    360,060
    LG Display Co., Ltd.                                           4,840    127,687
*   LG Display Co., Ltd. ADR                                     144,957  1,954,020
    LG Electronics, Inc.                                          34,839  1,664,955
    LG Hausys, Ltd.                                                2,763    232,008
    LG Household & Health Care, Ltd.                                 649    490,758

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
SOUTH KOREA -- (Continued)
    LG Innotek Co., Ltd.                                           5,435 $464,058
    LG International Corp.                                         6,785  188,802
    LG Uplus Corp.                                                73,652  723,440
    Lock&Lock Co., Ltd.                                            6,593   77,773
*   Loen Entertainment, Inc.                                         584   39,056
    Lotte Chemical Corp.                                           2,856  925,510
    Lotte Chilsung Beverage Co., Ltd.                                190  237,158
    Lotte Confectionery Co., Ltd.                                  1,348  236,931
    LOTTE Fine Chemical Co., Ltd.                                  7,009  185,114
    Lotte Food Co., Ltd.                                             189  102,334
    LOTTE Himart Co., Ltd.                                         2,866  103,512
*   Lotte Non-Life Insurance Co., Ltd.                            41,598   86,615
    Lotte Shopping Co., Ltd.                                       1,405  273,438
    LS Corp.                                                       8,392  453,638
    LS Industrial Systems Co., Ltd.                                3,702  134,656
*   Lumens Co., Ltd.                                              14,663   48,885
    Macquarie Korea Infrastructure Fund                           43,952  304,621
*   Macrogen, Inc.                                                   637   16,536
    Maeil Dairy Industry Co., Ltd.                                 1,665   59,736
    Mando Corp.                                                    3,019  649,663
    Mcnex Co., Ltd.                                                  943   17,484
    MDS Technology Co., Ltd.                                       1,513   25,320
    Medy-Tox, Inc.                                                   997  355,606
    MegaStudy Co., Ltd.                                            1,522   45,288
    MegaStudyEdu Co., Ltd.                                           508   21,134
*   Melfas, Inc.                                                   5,717   34,626
    Meritz Financial Group, Inc.                                  14,023  132,291
    Meritz Fire & Marine Insurance Co., Ltd.                      19,112  247,600
    Meritz Securities Co., Ltd.                                  112,605  350,179
*   MiCo, Ltd.                                                     6,812   18,755
    Mirae Asset Daewoo Co., Ltd.                                  54,069  410,226
    Miwon Specialty Chemical Co., Ltd.                                69   29,317
    MK Electron Co., Ltd.                                          6,429   57,184
*   MNTech Co., Ltd.                                               5,018   27,896
    Modetour Network, Inc.                                         1,277   35,796
    MonAmi Co., Ltd.                                               9,145   37,554
    Moorim P&P Co., Ltd.                                           8,640   29,344
*   Moorim Paper Co., Ltd.                                        13,596   31,600
    Muhak Co., Ltd.                                                3,676   72,450
    Namhae Chemical Corp.                                          7,095   52,862
*   Namsun Aluminum Co., Ltd.                                     33,053   36,161
    Namyang Dairy Products Co., Ltd.                                 176  110,872
*   Nanos Co., Ltd.                                                  678      401
    NAVER Corp.                                                      794  518,651
    NCSoft Corp.                                                   1,673  438,011
*   Neowiz Games Corp.                                             3,258   29,999
    NEPES Corp.                                                    6,920   60,612
    Nexen Corp.                                                    6,190   42,791
    Nexen Tire Corp.                                              11,493  130,220
*   Nexon GT Co., Ltd.                                             2,809   21,728
    NH Investment & Securities Co., Ltd.                          43,256  425,785
    NHN KCP Corp.                                                  2,887   31,070
    NICE Holdings Co., Ltd.                                        8,545  124,378

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
SOUTH KOREA -- (Continued)
    Nice Information & Telecommunication, Inc.                      843 $   20,200
    NICE Information Service Co., Ltd.                           12,936     73,800
    NICE Total Cash Management Co., Ltd.                          4,055     21,495
*   NK Co., Ltd.                                                  2,093      4,743
    Nong Shim Holdings Co., Ltd.                                    757     70,974
*   Nong Woo Bio Co., Ltd.                                        1,844     24,462
    NongShim Co., Ltd.                                              696    190,625
    Noroo Holdings Co., Ltd.                                      1,230     15,961
    NOROO Paint & Coatings Co., Ltd.                              2,386     16,512
    NS Shopping Co., Ltd.                                           536     69,359
*   OCI Co., Ltd.                                                 5,754    425,578
*   Omnisystem Co., Ltd.                                         17,018     36,289
*   ONDA Entertainment Co., Ltd.                                  1,052      2,625
    Opto Device Technology Co., Ltd.                              4,368     33,596
*   OPTRON-TEC, Inc.                                              1,515      8,761
    Orion Corp.                                                     374    208,966
*   Osstem Implant Co., Ltd.                                      3,554    175,846
    Ottogi Corp.                                                    244    136,787
*   Pan Ocean Co., Ltd.                                          21,418     70,907
    Pan-Pacific Co., Ltd.                                        12,857     40,880
*   PaperCorea, Inc.                                             61,739     30,578
    Paradise Co., Ltd.                                            7,515     86,588
    Partron Co., Ltd.                                            15,366    146,597
*   Paru Co., Ltd.                                                7,856     25,373
    Poongsan Corp.                                                9,041    338,766
    POSCO Sponsored ADR                                          33,942  1,964,563
    POSCO Chemtech Co., Ltd.                                      6,847     71,399
    Posco Daewoo Corp.                                           13,323    292,341
    Posco ICT Co., Ltd.                                           7,848     38,584
    Posco M-Tech Co., Ltd.                                        3,977     10,035
*   Power Logics Co., Ltd.                                        6,846     26,071
    PSK, Inc.                                                     4,644     56,306
    Pulmuone Co., Ltd.                                              262     31,989
    Pyeong Hwa Automotive Co., Ltd.                               6,035     70,068
    RFTech Co., Ltd.                                              7,845     41,041
    S&T Corp.                                                       636     11,200
    S&T Dynamics Co., Ltd.                                       12,811     99,086
    S&T Holdings Co., Ltd.                                        3,104     45,015
    S&T Motiv Co., Ltd.                                           2,830    110,876
    S-1 Corp.                                                     1,719    124,733
*   S-Connect Co., Ltd.                                          28,101     78,091
*   S-MAC Co., Ltd.                                               7,741     41,854
    S-Oil Corp.                                                   4,121    287,823
    Saeron Automotive Corp.                                       3,700     25,151
*   Sajo Industries Co., Ltd.                                       870     49,140
    Sam Chun Dang Pharm Co., Ltd.                                 8,172     85,425
    Sam Yung Trading Co., Ltd.                                    2,626     40,488
    Samchully Co., Ltd.                                             607     50,650
    Samchuly Bicycle Co., Ltd.                                    1,364     14,872
    Samho Development Co., Ltd.                                  10,884     31,986
    SAMHWA Paints Industrial Co., Ltd.                            1,500     10,975
    Samick Musical Instruments Co., Ltd.                         14,194     29,110
    Samick THK Co., Ltd.                                          1,380     12,169

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
SOUTH KOREA -- (Continued)
*   Samji Electronics Co., Ltd.                                   5,213 $   37,019
    Samjin Pharmaceutical Co., Ltd.                               2,222     61,322
    Samkwang Glass                                                  469     27,392
    Sammok S-Form Co., Ltd.                                       2,773     33,630
    Samsung C&T Corp.                                             1,067    115,772
    Samsung Card Co., Ltd.                                       12,215    412,868
    Samsung Electro-Mechanics Co., Ltd.                          16,380    799,956
    Samsung Electronics Co., Ltd.                                 5,671  9,645,081
    Samsung Electronics Co., Ltd. GDR                             8,033  6,866,760
*   Samsung Engineering Co., Ltd.                                10,929    118,342
    Samsung Fire & Marine Insurance Co., Ltd.                     4,584  1,062,040
*   Samsung Heavy Industries Co., Ltd.                           72,482    649,183
    Samsung Life Insurance Co., Ltd.                              3,506    334,996
    Samsung SDS Co., Ltd.                                           893     96,808
    Samsung Securities Co., Ltd.                                 14,481    404,328
*   SAMT Co., Ltd.                                               28,477     47,471
    Samwha Capacitor Co., Ltd.                                    3,281     28,142
    Samyang Corp.                                                 1,015     83,745
    Samyang Holdings Corp.                                        1,504    132,717
    Samyang Tongsang Co., Ltd.                                      441     19,355
    Sangsin Brake                                                 3,721     20,539
    SAVEZONE I&C Corp.                                            7,320     32,070
    SBS Contents Hub Co., Ltd.                                      831      5,815
    SBS Media Holdings Co., Ltd.                                 17,020     38,750
*   SBW                                                          13,700     21,441
    Seah Besteel Corp.                                            7,234    155,005
    SeAH Holdings Corp.                                             341     37,878
    SeAH Steel Corp.                                              1,222    113,810
    Sebang Co., Ltd.                                              4,599     58,386
    Sebang Global Battery Co., Ltd.                               3,172     94,560
    Sejong Industrial Co., Ltd.                                   4,410     37,878
    Sekonix Co., Ltd.                                             3,205     44,193
    Sempio Co.                                                      462     14,588
*   Sempio Foods Co.                                                979     26,093
    Seobu T&D                                                     3,335     46,342
    Seohan Co., Ltd.                                             38,454     70,902
*   Seohee Construction Co., Ltd.                                59,786     67,827
    Seoul Semiconductor Co., Ltd.                                15,519    203,065
    SEOWONINTECH Co., Ltd.                                        3,718     35,668
    Seoyon Co., Ltd.                                              5,173     49,126
*   Sewon Cellontech Co., Ltd.                                    3,420      8,007
    SFA Engineering Corp.                                         2,051    124,314
*   SFA Semicon Co, Ltd.                                         13,061     29,553
*   SG Corp.                                                     58,439     60,520
    SH Energy & Chemical Co., Ltd.                               56,470     75,456
*   Shin Poong Pharmaceutical Co., Ltd.                           7,521     35,575
    Shinhan Financial Group Co., Ltd.                            11,050    436,721
*   Shinhan Financial Group Co., Ltd. ADR                        18,630    736,630
    Shinsegae Engineering & Construction Co., Ltd.                1,204     41,357
    Shinsegae Food Co., Ltd.                                        389     46,396
    Shinsegae Information & Communication Co., Ltd.                 336     20,300
    Shinsegae International, Inc.                                   500     26,485
    Shinsegae, Inc.                                               2,394    362,517

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
SOUTH KOREA -- (Continued)
*   Shinsung Solar Energy Co., Ltd.                              23,118 $   39,946
*   Shinsung Tongsang Co., Ltd.                                  24,154     25,739
*   Shinwha Intertek Corp.                                        9,715     35,051
*   Shinwon Corp.                                                18,733     26,577
    SHOWBOX Corp.                                                 6,388     29,291
*   Signetics Corp.                                              13,123     17,231
    Silicon Works Co., Ltd.                                       3,171     87,057
    Silla Co., Ltd.                                                 942     12,921
*   SIMMTECH HOLDINGS Co., Ltd.                                  25,789     71,493
    SK Bioland Co., Ltd.                                          1,729     24,786
    SK Chemicals Co., Ltd.                                        3,539    180,946
    SK Gas, Ltd.                                                  2,148    199,590
    SK Holdings Co., Ltd.                                         3,834    714,367
    SK Hynix, Inc.                                               69,101  3,191,353
    SK Innovation Co., Ltd.                                       7,596  1,029,029
    SK Materials Co., Ltd.                                        1,887    323,690
    SK Networks Co., Ltd.                                        51,435    292,964
*   SK Securities Co., Ltd.                                      97,610     93,782
    SK Telecom Co., Ltd.                                            786    150,681
    SKC Co., Ltd.                                                 9,039    241,793
*   SKC Solmics Co., Ltd.                                        12,624     52,855
    SKCKOLONPI, Inc.                                              4,450     59,012
    SL Corp.                                                      5,700    114,445
*   SM Entertainment Co.                                          4,662     91,959
    Songwon Industrial Co., Ltd.                                  5,192     73,101
*   Sonokong Co., Ltd.                                            4,680     24,141
    Soulbrain Co., Ltd.                                           4,051    187,685
    SPC Samlip Co., Ltd.                                            518     76,355
    Spigen Korea Co., Ltd.                                          706     32,331
*   Ssangyong Cement Industrial Co., Ltd.                         6,670     81,562
*   Ssangyong Motor Co.                                           3,531     23,044
    Suheung Co., Ltd.                                               930     28,379
    Sunchang Corp.                                                2,805     25,015
    Sung Kwang Bend Co., Ltd.                                     8,124     75,541
#   Sungchang Enterprise Holdings, Ltd.                          35,350     94,178
*   Sungshin Cement Co., Ltd.                                     9,136     54,045
    Sungwoo Hitech Co., Ltd.                                     17,305    110,435
*   Suprema HQ, Inc.                                                703      4,802
*   Suprema, Inc.                                                   651     10,971
    Systems Technology, Inc.                                      2,886     26,371
    Taekwang Industrial Co., Ltd.                                   196    167,783
*   Taewoong Co., Ltd.                                            4,708     90,220
*   Taeyoung Engineering & Construction Co., Ltd.                14,580     65,781
*   Taihan Electric Wire Co., Ltd.                               16,521     27,361
*   Taihan Textile Co., Ltd.                                        426     31,593
*   TBH Global Co., Ltd.                                          5,201     41,193
*   Texcell-NetCom Co., Ltd.                                     11,726     74,118
*   TK Chemical Corp.                                            11,104     18,192
    TK Corp.                                                      6,005     49,883
    Tokai Carbon Korea Co., Ltd.                                  1,099     36,305
    Tong Yang Moolsan Co., Ltd.                                  16,528     51,247
*   Tongyang Cement & Energy Corp.                                6,372     16,988
    Tongyang Life Insurance Co., Ltd.                            20,755    189,089

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
SOUTH KOREA -- (Continued)
    Tongyang, Inc.                                                  41,979 $    102,520
    Top Engineering Co., Ltd.                                        1,477        8,842
    Tovis Co., Ltd.                                                  8,847       62,087
    TS Corp.                                                         1,989       39,293
    Uju Electronics Co., Ltd.                                        2,871       43,636
    Unid Co., Ltd.                                                   3,047      116,851
    Union Semiconductor Equipment & Materials Co., Ltd.              6,270       29,323
    Value Added Technologies Co., Ltd.                               2,003       58,205
    Vieworks Co., Ltd.                                               1,861      110,043
    Visang Education, Inc.                                           2,959       42,330
*   Webzen, Inc.                                                     3,631       46,074
*   WeMade Entertainment Co., Ltd.                                   2,055       41,386
    Whanin Pharmaceutical Co., Ltd.                                  3,611       46,632
    WillBes & Co. (The)                                             12,360       36,131
    WiSoL Co., Ltd.                                                  7,489       92,115
*   Wonik Holdings Co., Ltd.                                        17,153       89,761
*   WONIK IPS Co., Ltd.                                             10,183      208,193
*   Wonik Materials Co., Ltd.                                        1,208       66,770
*   Wonik QnC Corp.                                                  3,021       44,778
*   Woongjin Co., Ltd.                                              20,020       42,813
*   Woongjin Thinkbig Co., Ltd.                                      7,141       57,605
    Woori Bank                                                      32,570      367,676
*   Woori Bank Sponsored ADR                                         1,175       40,138
*   Woori Investment Bank Co., Ltd.                                 22,642       13,068
    Y G-1 Co., Ltd.                                                  4,426       35,250
*   YD Online Corp.                                                  4,886       15,677
*   YeaRimDang Publishing Co., Ltd.                                  7,920       33,162
    Yeong Hwa Metal Co., Ltd.                                       16,137       26,024
    Yoosung Enterprise Co., Ltd.                                     6,049       22,633
    YooSung T&S Co., Ltd.                                            7,220       38,900
    Youlchon Chemical Co., Ltd.                                      1,990       23,294
    Young Poong Corp.                                                  115      108,382
    Youngone Corp.                                                   8,136      186,805
    Youngone Holdings Co., Ltd.                                      2,254      111,268
*   Yuanta Securities Korea Co., Ltd.                               57,963      168,786
*   Yungjin Pharmaceutical Co., Ltd.                                 2,603       16,180
                                                                           ------------
TOTAL SOUTH KOREA                                                           103,513,724
                                                                           ------------
SPAIN -- (1.7%)
    Abertis Infraestructuras SA                                     30,481      436,780
    Acciona SA                                                      11,431      886,799
    Acerinox SA                                                     35,739      491,470
    ACS Actividades de Construccion y Servicios SA                  32,858    1,012,697
    Adveo Group International SA                                     2,149        8,872
    Aena SA                                                          2,665      387,563
    Almirall SA                                                     17,236      277,838
    Amadeus IT Group SA                                             31,104    1,438,897
*   Amper SA                                                       172,351       48,364
    Applus Services SA                                              22,283      254,696
    Atresmedia Corp de Medios de Comunicacion SA                     9,022      102,674
    Banco Bilbao Vizcaya Argentaria SA                             494,804    3,364,960
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR               173,173    1,179,310
    Banco de Sabadell SA                                         1,747,581    2,638,353

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
SPAIN -- (Continued)
#   Banco Popular Espanol SA                                       396,544 $  410,615
    Banco Santander SA                                             899,796  5,027,037
    Banco Santander SA Sponsored ADR                               230,248  1,280,179
    Bankia SA                                                    1,210,089  1,279,254
    Bankinter SA                                                   121,973    981,772
*   Baron de Ley                                                       913    107,894
#   Bolsas y Mercados Espanoles SHMSF SA                            18,297    577,633
    CaixaBank SA                                                   348,641  1,277,941
*   Caja de Ahorros del Mediterraneo                                 4,397         --
    Cellnex Telecom SA                                               4,669     66,485
*   Cementos Portland Valderrivas SA                                 4,770     30,705
    Cia de Distribucion Integral Logista Holdings SA                 4,935    119,288
    Cie Automotive SA                                               21,382    397,801
    Construcciones y Auxiliar de Ferrocarriles SA                    6,220    252,581
*   Deoleo SA                                                      179,709     51,534
    Distribuidora Internacional de Alimentacion SA                 116,034    614,143
#*  Duro Felguera SA                                                17,931     23,069
    Ebro Foods SA                                                   16,457    339,645
*   eDreams ODIGEO SA                                                5,922     20,111
    Elecnor SA                                                       4,850     48,641
    Enagas SA                                                       41,365  1,015,893
    Ence Energia y Celulosa SA                                      59,912    159,915
    Endesa SA                                                       25,180    519,275
*   Ercros SA                                                       45,012    105,748
    Faes Farma SA                                                   67,382    249,837
    Ferrovial SA                                                    20,734    376,370
    Fluidra SA                                                       4,609     21,737
    Gamesa Corp. Tecnologica SA                                     75,988  1,597,910
    Gas Natural SDG SA                                              62,501  1,205,645
    Grifols SA                                                      23,100    495,912
    Grupo Catalana Occidente SA                                     15,026    489,844
*   Grupo Ezentis SA                                                18,044     10,514
    Iberdrola SA(BYXLF46)                                            6,550     41,250
    Iberdrola SA(B288C92)                                          294,748  1,861,665
*   Indra Sistemas SA                                                5,052     55,651
    Industria de Diseno Textil SA                                   27,302    903,028
    Inmobiliaria Colonial SA                                        52,047    382,579
*   Liberbank SA                                                   203,679    226,079
    Mapfre SA                                                      405,028  1,228,065
    Mediaset Espana Comunicacion SA                                 65,145    797,344
    Melia Hotels International SA                                   17,342    223,016
    Miquel y Costas & Miquel SA                                      6,023    159,747
*   NH Hotel Group SA                                               47,786    211,463
#   Obrascon Huarte Lain SA                                         47,224    160,398
    Papeles y Cartones de Europa SA                                 23,327    140,820
*   Pescanova SA                                                     2,936         --
*   Pharma Mar SA                                                   34,937    114,158
*   Promotora de Informaciones SA Class A                           13,947     79,105
    Prosegur Cia de Seguridad SA                                    46,799    294,932
*   Quabit Inmobiliaria SA                                          22,096     57,744
*   Realia Business SA                                              30,466     29,709
    Red Electrica Corp. SA                                          44,744    800,114
    Repsol SA                                                       92,374  1,369,138

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
SPAIN -- (Continued)
    Repsol SA Sponsored ADR                                       48,473 $   720,306
*   Sacyr SA                                                     140,757     366,565
    Saeta Yield SA                                                 1,122      10,007
*   Talgo SA                                                       5,769      28,972
    Tecnicas Reunidas SA                                           6,519     258,846
    Tecnocom Telecomunicaciones y Energia SA                       8,716      40,553
    Telefonica SA                                                187,684   1,815,861
    Telefonica SA Sponsored ADR                                   47,435     457,273
    Tubacex SA                                                    36,604     114,485
*   Tubos Reunidos SA                                             30,261      30,092
    Vidrala SA                                                     5,432     294,793
    Viscofan SA                                                   11,963     608,345
*   Vocento SA                                                     6,696       9,268
    Zardoya Otis SA                                               29,532     249,274
                                                                         -----------
TOTAL SPAIN                                                               45,824,846
                                                                         -----------
SWEDEN -- (2.2%)
    AAK AB                                                         8,110     538,570
    Acando AB                                                     19,699      66,183
*   AddLife AB                                                     1,292      21,395
    AddTech AB Class B                                             4,134      71,405
    AF AB Class B                                                 14,876     297,099
    Alfa Laval AB                                                 22,725     424,871
    Assa Abloy AB Class B                                         69,273   1,310,816
    Atlas Copco AB Class A                                        17,565     563,340
    Atlas Copco AB Class B                                         9,205     266,958
    Atrium Ljungberg AB Class B                                    7,931     123,297
    Avanza Bank Holding AB                                         5,322     243,729
    Axfood AB                                                     14,412     236,972
    B&B Tools AB Class B                                          10,464     239,720
    Beijer Alma AB                                                 6,226     174,425
    Beijer Electronics AB                                          1,176       5,241
    Beijer Ref AB                                                  2,908      70,463
    Betsson AB                                                    35,928     309,270
    Bilia AB Class A                                              17,626     423,490
    BillerudKorsnas AB                                            57,211     953,141
    BioGaia AB Class B                                             3,197     115,770
    Biotage AB                                                    11,158      58,897
    Bjorn Borg AB                                                  4,436      17,240
    Boliden AB                                                    78,828   2,299,600
*   Bonava AB                                                      2,685      41,190
*   Bonava AB Class B                                             25,519     392,900
    Bulten AB                                                      5,056      53,739
    Byggmax Group AB                                              22,164     150,322
    Castellum AB                                                  44,616     614,616
    Clas Ohlson AB Class B                                        12,567     198,263
    Cloetta AB Class B                                            87,223     294,177
    Com Hem Holding AB                                            25,997     272,748
    Concentric AB                                                 13,233     178,126
    Corem Property Group AB Class B                                1,440       6,060
*   Dios Fastigheter AB(BDRJYQ4)                                  11,844      58,901
    Dios Fastigheter AB(B1323T9)                                  14,808      73,735
*   Doro AB                                                        6,914      41,486

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
SWEDEN -- (Continued)
    Duni AB                                                       10,582 $  151,350
    Electrolux AB Series B                                        43,531  1,157,536
    Elekta AB Class B                                             40,720    368,422
    Enea AB                                                        6,373     70,816
    Fabege AB                                                     26,939    458,720
*   Fastighets AB Balder Class B                                  11,128    227,765
*   Fingerprint Cards AB Class B                                  35,005    213,055
    Getinge AB Class B                                            31,024    501,195
    Granges AB                                                     5,703     63,309
    Gunnebo AB                                                    15,413     73,406
    Haldex AB                                                     20,108    273,565
    Hemfosa Fastigheter AB                                        32,479    300,486
    Hennes & Mauritz AB Class B                                   28,325    810,434
    Hexagon AB Class B                                            30,337  1,200,031
    Hexpol AB                                                     63,206    612,160
    HIQ International AB                                          13,808    100,375
    Holmen AB Class B                                             21,174    774,724
    Hufvudstaden AB Class A                                       21,576    343,782
    Husqvarna AB Class A                                          20,121    168,888
    Husqvarna AB Class B                                         126,706  1,061,203
    ICA Gruppen AB                                                12,191    398,386
    Indutrade AB                                                  22,986    466,450
    Intrum Justitia AB                                            17,478    588,414
    Inwido AB                                                      7,005     75,380
    JM AB                                                         30,338    914,842
    KappAhl AB                                                    28,675    171,551
*   Karo Pharma AB                                                 8,618     25,150
    Kindred Group P.L.C.                                          63,608    536,767
    Klovern AB Class B                                           115,813    121,959
    KNOW IT AB                                                     7,176     70,858
    Kungsleden AB                                                 34,272    220,826
    Lagercrantz Group AB Class B                                   9,072     82,698
    Lifco AB Class B                                                 775     22,161
    Lindab International AB                                       29,666    257,867
    Loomis AB Class B                                             22,960    671,986
*   Lundin Petroleum AB                                           20,983    452,822
*   Medivir AB Class B                                            11,136    111,190
    Mekonomen AB                                                   8,628    184,441
    Millicom International Cellular SA                            14,328    709,555
    Modern Times Group MTG AB Class B                             16,984    523,482
    MQ Holding AB                                                 17,227     68,480
    Mycronic AB                                                   28,090    320,338
    NCC AB Class B                                                25,519    627,625
    Nederman Holding AB                                               53      1,263
*   Net Insight AB Class B                                        64,475     61,163
    NetEnt AB                                                     31,938    256,252
    New Wave Group AB Class B                                     19,314    120,282
    Nibe Industrier AB Class B                                    89,216    735,765
    Nobia AB                                                      42,949    386,168
    Nolato AB Class B                                             14,618    433,173
    Nordea Bank AB                                               166,204  2,006,460
    Opus Group AB                                                 55,212     49,301
    Oriflame Holding AG                                            6,284    190,745

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
SWEDEN -- (Continued)
    Peab AB                                                       57,414 $   470,389
    Pricer AB Class B                                             58,280      70,144
    Probi AB                                                         860      51,238
*   Qliro Group AB                                                39,381      49,151
    Ratos AB Class B                                              97,977     528,325
    RaySearch Laboratories AB                                      4,505      94,150
    Recipharm AB Class B                                             793      11,306
    Rezidor Hotel Group AB                                        34,331     138,862
    Saab AB Class B                                               17,966     733,694
    Sagax AB Class B                                               8,435      76,916
    Sandvik AB                                                    83,367   1,125,338
*   SAS AB                                                        56,251      91,099
    Scandi Standard AB                                            17,086     109,430
    Sectra AB Class B                                                495       8,658
    Securitas AB Class B                                          69,799   1,111,433
    Semcon AB                                                      3,284      18,102
*   Sensys Gatso Group AB                                        102,807      14,175
    Skandinaviska Enskilda Banken AB Class A                     128,747   1,446,191
    Skandinaviska Enskilda Banken AB Class C                         886      10,189
    Skanska AB Class B                                            70,080   1,713,464
    SKF AB Class A                                                 1,436      28,850
    SKF AB Class B                                                38,455     773,785
    SkiStar AB                                                     4,567      80,430
*   SSAB AB Class A(B17H0S8)                                      82,584     339,456
*   SSAB AB Class A(BPRBWK4)                                      13,020      53,563
*   SSAB AB Class B(B17H3F6)                                     207,718     700,179
*   SSAB AB Class B(BPRBWM6)                                      73,712     248,432
    Svenska Cellulosa AB SCA Class A                               3,976     125,549
    Svenska Cellulosa AB SCA Class B                              79,422   2,389,934
    Svenska Handelsbanken AB Class A                              70,459   1,051,862
    Svenska Handelsbanken AB Class B                               2,424      36,217
    Sweco AB Class B                                              11,882     262,248
    Swedbank AB Class A                                           42,008   1,062,174
    Swedish Match AB                                              23,762     773,613
    Systemair AB                                                     682       9,866
    Tele2 AB Class B                                             141,166   1,244,612
    Telefonaktiebolaget LM Ericsson Class A                        9,033      54,184
    Telefonaktiebolaget LM Ericsson Class B                      123,302     729,742
    Telefonaktiebolaget LM Ericsson Sponsored ADR                 90,500     533,045
    Telia Co AB                                                  443,401   1,798,628
    Thule Group AB (The)                                           4,612      74,820
    Transcom Worldwide AB                                          1,831      18,324
    Trelleborg AB Class B                                         51,368   1,065,660
    Victoria Park AB Class B                                      29,250      75,241
    Vitrolife AB                                                   3,397     157,850
    Volvo AB Class A                                              36,187     462,746
    Volvo AB Class B                                             181,080   2,317,419
    Wallenstam AB Class B                                         36,364     285,396
    Wihlborgs Fastigheter AB                                      15,339     292,800
                                                                         -----------
TOTAL SWEDEN                                                              56,922,056
                                                                         -----------
SWITZERLAND -- (4.9%)
    ABB, Ltd.                                                    219,337   5,226,984

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
SWITZERLAND -- (Continued)
    ABB, Ltd. Sponsored ADR                                       55,400 $1,319,628
    Actelion, Ltd.                                                10,350  2,702,308
    Adecco Group AG                                               24,042  1,720,320
    Allreal Holding AG                                             5,854    889,112
*   Alpiq Holding AG                                               1,687    141,558
    ALSO Holding AG                                                1,293    128,773
    ams AG                                                        16,159    556,669
    APG SGA SA                                                       363    165,200
*   Arbonia AG                                                    11,810    203,554
    Aryzta AG                                                     23,642    651,222
    Ascom Holding AG                                              19,142    320,919
    Autoneum Holding AG                                            1,294    338,404
    Bachem Holding AG Class B                                        471     52,011
    Baloise Holding AG                                            20,652  2,659,211
    Bank Coop AG                                                   1,545     67,580
    Banque Cantonale de Geneve                                       133     39,803
    Banque Cantonale Vaudoise                                      1,100    751,421
    Barry Callebaut AG                                               728    900,812
    Basler Kantonalbank                                              198     13,613
    Belimo Holding AG                                                141    453,191
    Bell AG                                                          470    197,928
    Bellevue Group AG                                              2,921     50,810
    Berner Kantonalbank AG                                         1,140    210,368
    BKW AG                                                         3,217    162,495
    Bobst Group SA                                                 2,987    218,103
    Bossard Holding AG Class A                                     2,397    399,130
    Bucher Industries AG                                           3,092    839,166
    Burckhardt Compression Holding AG                                988    291,617
    Burkhalter Holding AG                                            988    139,440
    Calida Holding AG                                              2,049     76,905
    Carlo Gavazzi Holding AG                                          41     10,835
    Cembra Money Bank AG                                           8,660    653,867
    Chocoladefabriken Lindt & Spruengli AG                             5    324,293
    Cie Financiere Richemont SA                                   45,764  3,564,087
    Cie Financiere Tradition SA                                      500     40,683
    Clariant AG                                                  135,347  2,536,571
    Coltene Holding AG                                             1,253     97,811
    Conzzeta AG                                                      320    256,726
    COSMO Pharmaceuticals NV                                       1,166    198,319
    Credit Suisse Group AG                                        44,465    678,764
    Credit Suisse Group AG Sponsored ADR                          51,388    781,103
    Daetwyler Holding AG                                           2,148    327,687
    DKSH Holding AG                                                7,686    568,257
    dormakaba Holding AG                                             937    727,519
*   Dufry AG                                                       9,564  1,365,323
    Edmond de Rothschild Suisse SA                                     1     14,379
    EFG International AG                                          24,441    148,363
    Emmi AG                                                          875    548,541
    EMS-Chemie Holding AG                                            886    457,355
    Energiedienst Holding AG                                       1,334     34,904
    Feintool International Holding AG                                262     33,211
    Flughafen Zuerich AG                                           9,780  1,923,332
    Forbo Holding AG                                                 529    729,514

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
SWITZERLAND -- (Continued)
    Galenica AG                                                    1,636 $ 1,793,699
    GAM Holding AG                                                54,613     557,266
    Geberit AG                                                     3,490   1,491,590
    Georg Fischer AG                                               1,566   1,290,596
    Givaudan SA                                                      993   1,790,221
    Gurit Holding AG                                                 219     169,698
    Helvetia Holding AG                                            2,360   1,335,460
    HOCHDORF Holding AG                                              336     103,156
    Huber & Suhner AG                                              3,038     189,256
    Implenia AG                                                    5,356     400,930
    Inficon Holding AG                                               668     282,233
    Interroll Holding AG                                             225     264,015
    Intershop Holding AG                                             240     121,509
    IWG P.L.C.                                                   256,445     807,887
    Julius Baer Group, Ltd.                                       42,750   2,009,709
    Jungfraubahn Holding AG                                          100       9,785
    Kardex AG                                                      2,423     243,027
    Komax Holding AG                                               1,805     473,560
    Kudelski SA                                                   18,111     331,804
    Kuehne + Nagel International AG                                2,593     354,795
    LafargeHolcim, Ltd.(7110753)                                  28,673   1,543,863
    LafargeHolcim, Ltd.(BZ3DNX4)                                  23,757   1,269,264
    LEM Holding SA                                                    68      63,546
    Liechtensteinische Landesbank AG                                 270      12,226
    Logitech International SA(H50430232)                          18,686     535,728
    Logitech International SA(B18ZRK2)                            16,891     483,756
    Lonza Group AG                                                15,598   2,865,651
    Luzerner Kantonalbank AG                                       1,196     495,251
    Metall Zug AG Class B                                             63     226,420
*   Meyer Burger Technology AG                                    20,799      16,679
    Mobilezone Holding AG                                          4,831      71,179
    Mobimo Holding AG                                              2,291     599,893
    Nestle SA                                                    261,736  19,175,960
    Novartis AG                                                    9,303     686,818
    Novartis AG Sponsored ADR                                    117,451   8,681,978
    OC Oerlikon Corp. AG                                          63,242     717,455
*   Orascom Development Holding AG                                   761       3,848
    Orell Fuessli Holding AG                                         152      19,057
    Orior AG                                                       1,969     159,550
    Panalpina Welttransport Holding AG                             3,264     403,589
    Partners Group Holding AG                                      2,215   1,119,390
    Phoenix Mecano AG                                                139      70,132
    Plazza AG                                                        244      54,954
    PSP Swiss Property AG                                          7,824     704,004
    Rieter Holding AG                                              1,488     282,455
    Roche Holding AG(7108918)                                        781     188,210
    Roche Holding AG(7110388)                                     19,398   4,596,321
    Romande Energie Holding SA                                        59      75,054
*   Schaffner Holding AG                                             215      55,668
    Schindler Holding AG                                           1,376     259,208
*   Schmolz + Bickenbach AG                                      157,591     105,342
    Schweiter Technologies AG                                        401     452,194
    SFS Group AG                                                   1,584     139,344

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- ------------
SWITZERLAND -- (Continued)
    SGS SA                                                           275 $    583,490
    Siegfried Holding AG                                           1,609      350,340
    Sika AG                                                          560    2,942,940
    Sonova Holding AG                                              9,168    1,213,890
    St Galler Kantonalbank AG                                        859      347,737
    Straumann Holding AG                                           1,547      624,317
    Sulzer AG                                                      6,667      754,559
    Sunrise Communications Group AG                               11,502      779,682
    Swatch Group AG (The)(7184725)                                 4,369    1,548,396
    Swatch Group AG (The)(7184736)                                 7,497      523,815
    Swiss Life Holding AG                                          8,314    2,524,025
    Swiss Re AG                                                   27,430    2,563,296
    Swisscom AG                                                    2,083      918,907
    Swissquote Group Holding SA                                    3,140       76,953
    Syngenta AG                                                   10,331    4,390,814
    Syngenta AG ADR                                               13,102    1,114,194
    Tamedia AG                                                       430       64,437
    Tecan Group AG                                                 2,183      342,323
    Temenos Group AG                                              14,082    1,023,948
    u-blox Holding AG                                              2,104      379,834
    UBS Group AG(BRJL176)                                          2,937       47,730
*   UBS Group AG(H42097107)                                      159,324    2,566,710
    Valiant Holding AG                                             6,361      676,273
    Valora Holding AG                                              1,479      495,057
    Vaudoise Assurances Holding SA                                   419      208,319
    Vetropack Holding AG                                              57      107,429
*   Von Roll Holding AG                                           14,867        8,925
    Vontobel Holding AG                                           11,479      642,732
    VP Bank AG                                                       253       27,686
    VZ Holding AG                                                    676      203,582
    Walter Meier AG                                                  480       17,995
    Ypsomed Holding AG                                               537       99,526
*   Zehnder Group AG                                               2,943       98,349
    Zug Estates Holding AG Class B                                    39       65,558
    Zuger Kantonalbank AG                                             25      130,179
    Zurich Insurance Group AG                                      7,649    2,202,710
                                                                         ------------
TOTAL SWITZERLAND                                                         128,730,539
                                                                         ------------
TAIWAN -- (3.6%)
    A-DATA Technology Co., Ltd.                                   62,503      104,733
    Ability Enterprise Co., Ltd.                                 113,695       61,559
    AcBel Polytech, Inc.                                         108,540       81,909
    Accton Technology Corp.                                      173,929      315,550
    Acer, Inc.                                                   805,521      371,976
    ACES Electronic Co., Ltd.                                     43,000       34,269
    Achem Technology Corp.                                        82,579       30,376
*   Acme Electronics Corp.                                        19,000        7,484
    Acter Co., Ltd.                                               10,000       29,858
    Actron Technology Corp.                                       29,000      102,051
    Adlink Technology, Inc.                                       20,933       47,997
    Advanced Ceramic X Corp.                                       8,000       66,070
*   Advanced Connectek, Inc.                                      40,000       11,306
    Advanced Semiconductor Engineering, Inc.                     542,644      597,991

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
TAIWAN -- (Continued)
    Advanced Semiconductor Engineering, Inc. ADR                    36,804 $  210,519
    Advanced Wireless Semiconductor Co.                             71,000    119,231
    Advancetek Enterprise Co., Ltd.                                 39,598     22,280
    Advantech Co., Ltd.                                             31,443    266,732
*   AGV Products Corp.                                             165,413     38,911
    Airtac International Group                                      28,500    237,245
    All Ring Tech Co., Ltd.                                         49,000     93,623
    Allis Electric Co., Ltd.                                         8,000      2,538
    Alltek Technology Corp.                                         26,680     21,099
    Alltop Technology Co., Ltd.                                     22,000     47,443
    Alpha Networks, Inc.                                           115,200     73,268
    Altek Corp.                                                    117,648     91,554
    Amazing Microelectronic Corp.                                   15,000     32,121
    Ambassador Hotel (The)                                          55,000     41,172
    AMPOC Far-East Co., Ltd.                                        24,000     20,869
    Anpec Electronics Corp.                                         26,402     25,758
    Apacer Technology, Inc.                                         40,501     41,919
*   APCB, Inc.                                                      39,000     33,838
    Apex Biotechnology Corp.                                        31,226     39,809
    Apex International Co., Ltd.                                    22,000     21,599
    Apex Medical Corp.                                               7,000      7,223
    Apex Science & Engineering                                      75,920     19,749
    Arcadyan Technology Corp.                                       46,674     91,518
    Ardentec Corp.                                                 202,120    150,692
    Asia Cement Corp.                                              257,029    220,337
*   Asia Optical Co., Inc.                                          98,000    125,665
*   Asia Pacific Telecom Co., Ltd.                                 111,000     35,992
    Asia Plastic Recycling Holding, Ltd.                            51,703     28,745
    Asia Vital Components Co., Ltd.                                128,053    101,243
    ASMedia Technology, Inc.                                         7,000     69,302
    ASPEED Technology, Inc.                                          4,000     52,592
    ASROCK, Inc.                                                     6,000      7,286
    Asustek Computer, Inc.                                          36,502    319,024
    Aten International Co., Ltd.                                    35,000     90,243
    AU Optronics Corp.                                           3,746,980  1,551,537
    AU Optronics Corp. Sponsored ADR                                19,522     81,797
    Audix Corp.                                                     47,200     53,301
    AURAS Technology Co., Ltd.                                      17,000     50,818
    Aurora Corp.                                                    33,000     57,415
    Avalue Technology, Inc.                                         16,000     30,053
    AVY Precision Technology, Inc.                                  18,000     27,464
    Axiomtek Co., Ltd.                                              18,000     31,817
    Bank of Kaohsiung Co., Ltd.                                    159,959     47,287
    BenQ Materials Corp.                                            69,000     31,602
    BES Engineering Corp.                                          520,000    103,582
    Bioteque Corp.                                                  17,000     61,165
    Bizlink Holding, Inc.                                           34,326    181,789
    Boardtek Electronics Corp.                                      47,000     45,217
    Bothhand Enterprise, Inc.                                       26,000     44,218
*   C Sun Manufacturing, Ltd.                                       26,000     15,909
    Capital Securities Corp.                                       674,000    193,713
    Career Technology MFG. Co., Ltd.                               147,000     83,124
    Casetek Holdings, Ltd.                                          37,000    113,798

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
TAIWAN -- (Continued)
    Catcher Technology Co., Ltd.                                   114,360 $  932,690
    Cathay Financial Holding Co., Ltd.                             689,692  1,050,317
    Cathay Real Estate Development Co., Ltd.                       216,300    128,886
    Central Reinsurance Co., Ltd.                                   28,560     13,394
    Chailease Holding Co., Ltd.                                    310,000    554,561
*   Champion Building Materials Co., Ltd.                           74,526     16,796
    Chang Hwa Commercial Bank, Ltd.                                505,722    280,829
    Chang Wah Electromaterials, Inc.                                15,913     65,610
    Channel Well Technology Co., Ltd.                               85,000     76,639
    Charoen Pokphand Enterprise                                     73,920    110,113
    Chaun-Choung Technology Corp.                                   25,000    122,894
    CHC Healthcare Group                                            19,000     25,608
    CHC Resources Corp.                                             22,000     37,271
    Chen Full International Co., Ltd.                               48,000     76,629
    Chenbro Micom Co., Ltd.                                         33,000     54,748
    Cheng Loong Corp.                                              309,360    142,296
    Cheng Shin Rubber Industry Co., Ltd.                           137,341    273,419
    Cheng Uei Precision Industry Co., Ltd.                         183,051    213,849
    Chicony Electronics Co., Ltd.                                   69,042    162,880
    Chicony Power Technology Co., Ltd.                              57,125     85,335
    Chien Kuo Construction Co., Ltd.                                75,250     20,393
    Chilisin Electronics Corp.                                      45,560    111,524
    Chimei Materials Technology Corp.                              117,100     51,320
    Chin-Poon Industrial Co., Ltd.                                 143,126    284,242
    China Airlines, Ltd.                                         1,138,019    341,841
    China Bills Finance Corp.                                      313,000    131,419
    China Chemical & Pharmaceutical Co., Ltd.                       99,000     57,168
    China Development Financial Holding Corp.                    1,337,412    341,846
    China Ecotek Corp.                                              11,000     17,154
*   China Electric Manufacturing Corp.                              73,000     17,899
    China General Plastics Corp.                                   131,983    101,857
    China Glaze Co., Ltd.                                           26,047     10,579
    China Life Insurance Co., Ltd.                                 786,488    769,719
    China Metal Products                                           104,290    104,792
    China Steel Chemical Corp.                                      27,000    105,618
    China Steel Corp.                                              966,881    782,849
    China Steel Structure Co., Ltd.                                 24,000     16,434
    China Synthetic Rubber Corp.                                   185,544    168,887
    China Wire & Cable Co., Ltd.                                    34,160     24,878
    Chinese Maritime Transport, Ltd.                                31,570     28,232
    Chipbond Technology Corp.                                      217,000    314,452
    ChipMOS TECHNOLOGIES, Inc.                                      46,000     36,375
    Chlitina Holding, Ltd.                                          19,000     89,185
    Chong Hong Construction Co., Ltd.                               67,941    140,948
    Chroma ATE, Inc.                                                65,560    171,864
    Chun Yuan Steel                                                160,570     61,292
*   Chung Hung Steel Corp.                                         351,212    120,028
    Chung Hwa Pulp Corp.                                           145,629     46,035
    Chung-Hsin Electric & Machinery Manufacturing Corp.            194,000    129,272
*   Chunghwa Picture Tubes, Ltd.                                   951,656     43,314
    Chunghwa Telecom Co., Ltd.                                      74,727    243,737
    Chunghwa Telecom Co., Ltd. Sponsored ADR                         3,011     95,027
    Cleanaway Co., Ltd.                                             19,000     99,059

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
TAIWAN -- (Continued)
    Clevo Co.                                                      182,401 $  160,629
*   CMC Magnetics Corp.                                            893,101    101,386
*   Co-Tech Development Corp.                                       58,000     77,502
    CoAsia Microelectronics Corp.                                   65,094     29,274
    Coland Holdings, Ltd.                                           11,000     17,219
    Compal Electronics, Inc.                                     1,134,747    684,653
    Compeq Manufacturing Co., Ltd.                                 396,000    210,786
    Compucase Enterprise                                            31,000     42,180
    Continental Holdings Corp.                                     130,200     44,037
    Contrel Technology Co., Ltd.                                    40,000     20,979
    Coretronic Corp.                                               199,000    217,741
    Coxon Precise Industrial Co., Ltd.                              40,000     39,318
    CSBC Corp. Taiwan                                              132,740     58,755
    CTBC Financial Holding Co., Ltd.                             1,901,655  1,083,208
    CTCI Corp.                                                     134,444    209,291
    Cub Elecparts, Inc.                                              5,802     45,760
    CviLux Corp.                                                    15,600     14,520
    CyberPower Systems, Inc.                                        20,000     64,551
    CyberTAN Technology, Inc.                                      152,424     93,227
    D-Link Corp.                                                   313,976    104,392
    DA CIN Construction Co., Ltd.                                   36,000     22,253
    Da-Li Development Co., Ltd.                                     33,929     21,440
    Dadi Early-Childhood Education Group Ltd.                        7,000     39,248
*   Danen Technology Corp.                                         236,000     54,479
    Darfon Electronics Corp.                                       104,000     66,775
    Darwin Precisions Corp.                                        146,000     59,725
    De Licacy Industrial Co., Ltd.                                  67,623     55,415
    Delpha Construction Co., Ltd.                                   53,321     22,533
    Delta Electronics, Inc.                                         47,699    266,418
    Depo Auto Parts Ind Co., Ltd.                                   45,000    119,943
    DFI, Inc.                                                       18,000     28,889
    Dynacolor, Inc.                                                 17,000     21,622
*   Dynamic Electronics Co., Ltd.                                   68,183     19,228
    Dynapack International Technology Corp.                         57,000     67,100
    E Ink Holdings, Inc.                                           375,000    296,631
    E-Lead Electronic Co., Ltd.                                     42,000     43,148
    E-Life Mall Corp.                                               18,000     35,821
*   E-Ton Solar Tech Co., Ltd.                                     148,022     46,341
    E.Sun Financial Holding Co., Ltd.                            1,355,125    800,477
*   Eastern Media International Corp.                              212,330     50,275
    Eclat Textile Co., Ltd.                                         35,435    370,136
    Edimax Technology Co., Ltd.                                     52,313     17,560
    Edison Opto Corp.                                               40,000     18,300
    Edom Technology Co., Ltd.                                       54,162     28,645
    eGalax_eMPIA Technology, Inc.                                   22,944     35,361
    Elan Microelectronics Corp.                                    118,000    129,479
    Elite Advanced Laser Corp.                                      41,760    166,190
    Elite Material Co., Ltd.                                        84,162    295,339
    Elite Semiconductor Memory Technology, Inc.                    114,000    121,722
    Elitegroup Computer Systems Co., Ltd.                          127,087     76,343
    eMemory Technology, Inc.                                        13,000    165,639
    ENG Electric Co., Ltd.                                          55,120     30,089
    Ennoconn Corp.                                                   7,000    100,714

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES   VALUE++
                                                                 --------- --------
TAIWAN -- (Continued)
    EnTie Commercial Bank Co., Ltd.                                165,000 $ 71,414
*   Episil Holdings, Inc.                                           65,500   20,638
*   Epistar Corp.                                                  397,743  300,007
    Eson Precision Ind. Co., Ltd.                                   15,000   18,760
    Eternal Materials Co., Ltd.                                    202,612  219,650
*   Etron Technology, Inc.                                         155,000   61,334
    Eva Airways Corp.                                              685,333  330,990
    Everest Textile Co., Ltd.                                       69,000   37,501
    Evergreen International Storage & Transport Corp.              209,000   98,137
*   Evergreen Marine Corp. Taiwan, Ltd.                            445,812  184,389
    Everlight Chemical Industrial Corp.                            115,155   73,871
    Everlight Electronics Co., Ltd.                                154,225  241,270
    Excelsior Medical Co., Ltd.                                     46,172   66,468
    Far Eastern Department Stores, Ltd.                            390,249  201,934
    Far Eastern International Bank                                 920,839  269,964
    Far Eastern New Century Corp.                                  396,625  330,561
    Far EasTone Telecommunications Co., Ltd.                       116,000  275,611
    Faraday Technology Corp.                                        62,637   64,568
    Farglory Land Development Co., Ltd.                            164,575  194,973
    Federal Corp.                                                  173,567   92,656
    Feedback Technology Corp.                                        9,000   15,217
    Feng Hsin Steel Co., Ltd.                                      122,000  186,571
    Feng TAY Enterprise Co., Ltd.                                   44,953  196,497
    First Financial Holding Co., Ltd.                            1,134,911  633,333
    First Hotel                                                     59,805   31,775
*   First Insurance Co., Ltd. (The)                                 35,000   14,652
*   First Steamship Co., Ltd.                                      145,509   34,456
    FLEXium Interconnect, Inc.                                     117,689  338,086
    Flytech Technology Co., Ltd.                                    35,312  110,259
    FocalTech Systems Co., Ltd.                                     88,000  101,996
    Formosa Advanced Technologies Co., Ltd.                         66,000   48,934
    Formosa Chemicals & Fibre Corp.                                132,821  411,736
    Formosa International Hotels Corp.                               9,246   48,967
    Formosa Laboratories, Inc.                                      18,000   56,360
    Formosa Petrochemical Corp.                                     37,000  126,391
    Formosa Plastics Corp.                                         114,000  329,395
    Formosan Rubber Group, Inc.                                    181,800   92,041
    Formosan Union Chemical                                        113,167   61,462
    Founding Construction & Development Co., Ltd.                   45,208   22,963
    Foxconn Technology Co., Ltd.                                   178,136  502,763
    Foxlink Image Technology Co., Ltd.                              30,000   15,391
    Foxsemicon Integrated Technology, Inc.                          18,000   50,452
    Fubon Financial Holding Co., Ltd.                              543,019  882,542
    Fulgent Sun International Holding Co., Ltd.                     17,382   34,470
    Fulltech Fiber Glass Corp.                                     120,965   56,285
    Fwusow Industry Co., Ltd.                                       69,625   35,128
*   G Tech Optoelectronics Corp.                                    42,392   26,556
    Gallant Precision Machining Co., Ltd.                           44,000   31,230
    Gemtek Technology Corp.                                        125,348   97,824
    General Interface Solution Holding, Ltd.                        45,000  142,617
    General Plastic Industrial Co., Ltd.                            14,000   18,970
*   Genesis Photonics, Inc.                                         79,059    7,837
    Genesys Logic, Inc.                                             43,000   56,042

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
TAIWAN -- (Continued)
*   Genius Electronic Optical Co., Ltd.                             46,000 $  264,356
    GeoVision, Inc.                                                 16,487     22,681
    Getac Technology Corp.                                         159,000    237,369
    Giant Manufacturing Co., Ltd.                                   18,760    123,293
    Giantplus Technology Co., Ltd.                                 138,000     78,499
    Gigabyte Technology Co., Ltd.                                  229,000    300,131
    Gigasolar Materials Corp.                                        8,600     96,078
*   Gigastorage Corp.                                              155,450    118,347
    Ginko International Co., Ltd.                                   12,000    117,960
*   Gintech Energy Corp.                                           126,472     83,285
*   Global Brands Manufacture, Ltd.                                122,000     46,852
    Global Lighting Technologies, Inc.                              29,000     56,869
    Global Mixed Mode Technology, Inc.                              17,000     37,349
    Global Unichip Corp.                                            32,000     81,737
    Globalwafers Co., Ltd.                                          29,000    133,268
    Globe Union Industrial Corp.                                   129,075     66,517
    Gloria Material Technology Corp.                               194,636    130,548
    Glory Science Co., Ltd.                                         28,000     51,465
*   Gold Circuit Electronics, Ltd.                                 171,000     57,297
    Goldsun Building Materials Co., Ltd.                           523,624    123,852
    Gourmet Master Co., Ltd.                                        11,550    101,080
    Grand Pacific Petrochemical                                    366,000    238,493
    Grand Plastic Technology Corp.                                   8,000     43,071
    Grape King Bio, Ltd.                                            21,000    119,325
    Great China Metal Industry                                      26,000     20,612
    Great Taipei Gas Co., Ltd.                                      41,000     31,657
    Great Wall Enterprise Co., Ltd.                                297,427    274,024
    Greatek Electronics, Inc.                                      116,000    146,733
*   Green Energy Technology, Inc.                                  111,581     61,054
    Green Seal Holding, Ltd.                                        18,000     88,361
*   GTM Holdings Corp.                                              27,000     14,893
    Hannstar Board Corp.                                           166,096     92,388
*   HannStar Display Corp.                                       1,058,135    278,654
*   HannsTouch Solution, Inc.                                      181,465     60,232
    Hanpin Electron Co., Ltd.                                       20,000     26,343
*   Harvatek Corp.                                                  58,239     20,532
    Hey Song Corp.                                                  83,500     86,057
    Highwealth Construction Corp.                                  276,478    411,179
    Hiroca Holdings, Ltd.                                           12,795     37,116
    Hitron Technology, Inc.                                         97,000     61,950
    Hiwin Technologies Corp.                                        37,077    191,138
*   Ho Tung Chemical Corp.                                         271,873     74,072
    Hocheng Corp.                                                   66,000     20,445
    Holiday Entertainment Co., Ltd.                                 12,000     19,501
    Holtek Semiconductor, Inc.                                      63,000    100,535
    Holy Stone Enterprise Co., Ltd.                                 69,878     72,253
    Hon Hai Precision Industry Co., Ltd.                         1,170,472  3,138,946
    Hon Hai Precision Industry Co., Ltd. GDR                        48,989    257,856
    Hong YI Fiber Industry Co.                                      28,000     18,473
*   Horizon Securities Co., Ltd.                                   142,000     29,267
    Hota Industrial Manufacturing Co., Ltd.                         21,665     89,836
    Hotai Motor Co., Ltd.                                           28,000    321,770
    Hsin Kuang Steel Co., Ltd.                                      73,000     52,595

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES   VALUE++
                                                                 --------- --------
TAIWAN -- (Continued)
    Hsin Yung Chien Co., Ltd.                                        8,800 $ 21,780
*   HTC Corp.                                                      180,522  460,034
    Hu Lane Associate, Inc.                                         27,431  128,803
*   HUA ENG Wire & Cable Co., Ltd.                                  39,000   11,149
    Hua Nan Financial Holdings Co., Ltd.                           901,452  474,098
    Huaku Development Co., Ltd.                                    118,540  232,538
    Huang Hsiang Construction Corp.                                 49,000   60,344
    Hung Poo Real Estate Development Corp.                         116,695   95,863
    Hung Sheng Construction, Ltd.                                  165,500  102,073
    Hwa Fong Rubber Co., Ltd.                                       97,304   34,178
*   I-Chiun Precision Industry Co., Ltd.                            61,000   17,671
    I-Sheng Electric Wire & Cable Co., Ltd.                         40,000   57,097
    Ibase Technology, Inc.                                          56,202  109,278
*   Ichia Technologies, Inc.                                       139,000   71,981
    Ideal Bike Corp.                                                53,000   19,559
    IEI Integration Corp.                                           60,000   88,543
    Innodisk Corp.                                                  20,000   52,550
    Innolux Corp.                                                1,969,685  834,389
    Inpaq Technology Co., Ltd.                                      27,000   17,776
    Integrated Service Technology, Inc.                             19,596   58,680
    International Games System Co., Ltd.                            12,000   79,235
    Inventec Corp.                                                 576,945  433,919
    Iron Force Industrial Co., Ltd.                                  6,000   34,036
    ITE Technology, Inc.                                            53,193   50,401
    ITEQ Corp.                                                      79,835  106,547
    Jarllytec Co., Ltd.                                             15,000   31,201
    Jentech Precision Industrial Co., Ltd.                          23,000   36,327
    Jess-Link Products Co., Ltd.                                    60,000   57,406
    Jih Sun Financial Holdings Co., Ltd.                           593,317  128,575
    Johnson Health Tech Co., Ltd.                                   17,959   26,083
    K Laser Technology, Inc.                                        36,000   19,306
    Kaori Heat Treatment Co., Ltd.                                  15,147   26,324
    Kaulin Manufacturing Co., Ltd.                                  16,000    8,299
    KD Holding Corp.                                                 7,000   39,110
    KEE TAI Properties Co., Ltd.                                   186,790   54,722
    Kenda Rubber Industrial Co., Ltd.                              162,825  249,811
    Kenmec Mechanical Engineering Co., Ltd.                         68,000   23,129
    Kerry TJ Logistics Co., Ltd.                                    61,000   86,209
    Kindom Construction Corp.                                      215,000  134,230
    King Slide Works Co., Ltd.                                       9,000  119,813
    King Yuan Electronics Co., Ltd.                                479,545  414,133
    King's Town Bank Co., Ltd.                                     302,000  276,328
    Kingpak Technology, Inc.                                        10,000   68,698
    Kinik Co.                                                       44,000   90,587
*   Kinko Optical Co., Ltd.                                         62,000   41,549
    Kinpo Electronics                                              563,000  225,995
    Kinsus Interconnect Technology Corp.                            96,000  221,023
    KMC Kuei Meng International, Inc.                               10,316   41,956
    KS Terminals, Inc.                                              47,162   61,841
    Kung Long Batteries Industrial Co., Ltd.                        26,000  130,490
*   Kung Sing Engineering Corp.                                     91,000   29,335
    Kuo Toong International Co., Ltd.                               90,103   57,299
    Kuoyang Construction Co., Ltd.                                 147,387   56,752

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES   VALUE++
                                                                 --------- --------
TAIWAN -- (Continued)
    Kwong Fong Industries Corp.                                     54,350 $ 45,898
    Kwong Lung Enterprise Co., Ltd.                                 19,000   27,623
    KYE Systems Corp.                                               72,910   20,478
    L&K Engineering Co., Ltd.                                       74,000   83,124
    LAN FA Textile                                                  88,922   24,954
    Lanner Electronics, Inc.                                        44,294   62,724
    Largan Precision Co., Ltd.                                       5,000  715,181
    LCY Chemical Corp.                                             117,286  165,907
    Leader Electronics, Inc.                                        40,000   13,298
    Lealea Enterprise Co., Ltd.                                    259,933   70,278
    LEE CHI Enterprises Co., Ltd.                                   96,000   31,869
    Lelon Electronics Corp.                                         29,750   37,768
    Leofoo Development Co., Ltd.                                    72,917   18,927
*   LES Enphants Co., Ltd.                                          81,000   28,305
    Lextar Electronics Corp.                                       245,500  108,024
    Li Cheng Enterprise Co., Ltd.                                   14,000   37,639
*   Li Peng Enterprise Co., Ltd.                                   295,366   80,552
    Lian HWA Food Corp.                                              8,746    8,914
    Lien Hwa Industrial Corp.                                      231,624  173,197
    Lingsen Precision Industries, Ltd.                             142,000   53,436
    Lite-On Semiconductor Corp.                                     73,448   68,448
    Lite-On Technology Corp.                                       590,164  891,412
    Long Bon International Co., Ltd.                               155,000   82,773
    Long Chen Paper Co., Ltd.                                      234,513  184,466
    Longwell Co.                                                    41,000   36,491
    Lotes Co., Ltd.                                                 22,000   71,059
    Lumax International Corp., Ltd.                                 26,705   43,501
    Lung Yen Life Service Corp.                                     31,000   55,256
    LuxNet Corp.                                                    24,000   26,566
    Macauto Industrial Co., Ltd.                                     8,000   46,882
    Macroblock, Inc.                                                 4,000    8,917
*   Macronix International                                       1,137,909  253,732
    Mag Layers Scientific-Technics Co., Ltd.                        24,000   46,083
    Makalot Industrial Co., Ltd.                                    52,630  195,702
    Marketech International Corp.                                   45,000   43,038
    Masterlink Securities Corp.                                    423,802  115,056
    Materials Analysis Technology, Inc.                             17,934   51,577
*   Mayer Steel Pipe Corp.                                          29,700   12,897
    MediaTek, Inc.                                                  79,048  541,170
    Mega Financial Holding Co., Ltd.                               984,365  733,831
    Mercuries & Associates Holding, Ltd.                           113,738   83,589
*   Mercuries Life Insurance Co., Ltd.                             273,270  151,055
    Merida Industry Co., Ltd.                                       36,790  191,661
    Merry Electronics Co., Ltd.                                     63,734  266,712
    Micro-Star International Co., Ltd.                             263,394  639,039
*   Microbio Co., Ltd.                                              89,881   63,990
*   Microelectronics Technology, Inc.                               45,728   35,977
    Microlife Corp.                                                 17,000   41,215
    MIN AIK Technology Co., Ltd.                                    80,000   87,103
    Mirle Automation Corp.                                          48,830   60,232
    Mobiletron Electronics Co., Ltd.                                32,600   43,805
*   Motech Industries, Inc.                                        132,000  125,781
    MPI Corp.                                                       21,000   69,226

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
TAIWAN -- (Continued)
    Nak Sealing Technologies Corp.                                18,000 $ 47,133
    Namchow Chemical Industrial Co., Ltd.                         74,000  151,609
    Nan Kang Rubber Tire Co., Ltd.                               118,183  111,756
    Nan Liu Enterprise Co., Ltd.                                   7,000   33,480
    Nan Ren Lake Leisure Amusement Co., Ltd.                      50,000   13,295
    Nan Ya Plastics Corp.                                        148,187  349,066
    Nan Ya Printed Circuit Board Corp.                            91,214   72,537
    Nantex Industry Co., Ltd.                                     94,687   68,538
    Nanya Technology Corp.                                        86,110  132,659
    National Petroleum Co., Ltd.                                  67,000   82,024
*   Neo Solar Power Corp.                                        299,548  152,691
    New Era Electronics Co., Ltd.                                 16,000   11,246
*   Newmax Technology Co., Ltd.                                   12,523    8,881
    Nexcom International Co., Ltd.                                 5,000    5,416
    Nichidenbo Corp.                                              24,696   19,256
    Nien Hsing Textile Co., Ltd.                                  96,271   75,532
    Novatek Microelectronics Corp.                               113,000  400,236
    Nuvoton Technology Corp.                                      19,000   25,192
*   Ocean Plastics Co., Ltd.                                      29,000   24,144
    On-Bright Electronics, Inc.                                    8,000   55,882
    OptoTech Corp.                                               184,000   83,061
*   Orient Semiconductor Electronics, Ltd.                       226,000   82,154
    Oriental Union Chemical Corp.                                212,992  188,705
    P-Duke Technology Co., Ltd.                                   17,000   34,437
    Pacific Hospital Supply Co., Ltd.                             24,000   61,198
    Paiho Shih Holdings Corp.                                     36,300   43,384
    Pan Jit International, Inc.                                  158,940   85,693
    Parade Technologies, Ltd.                                     19,000  196,458
    Paragon Technologies Co., Ltd.                                20,423   13,534
    PChome Online, Inc.                                           14,545  120,393
    Pegatron Corp.                                               408,261  983,129
    Pharmally International Holding Co., Ltd.                      2,000   27,748
    Phihong Technology Co., Ltd.()                                12,273      372
*   Phihong Technology Co., Ltd.(6214140)                         71,000   25,300
    Phison Electronics Corp.                                      39,000  308,725
    Phoenix Tours International, Inc.                              7,350    8,104
    Pixart Imaging, Inc.                                           7,000   15,526
    Polytronics Technology Corp.                                  23,000   42,775
    Portwell, Inc.                                                35,000   44,738
    Posiflex Technology, Inc.                                      8,529   47,422
    Pou Chen Corp.                                               294,528  373,178
    Power Quotient International Co., Ltd.                        50,000   16,332
    Powertech Technology, Inc.                                   208,900  572,579
    Poya International Co., Ltd.                                   9,343  114,116
    President Chain Store Corp.                                   25,768  192,746
    President Securities Corp.                                   360,578  133,001
    Primax Electronics, Ltd.                                     127,000  181,025
*   Prime Electronics & Satellitics, Inc.                         29,400    9,257
    Prince Housing & Development Corp.                           469,000  156,533
    Promate Electronic Co., Ltd.                                  59,000   57,551
    Promise Technology, Inc.                                      34,874   16,624
    Prosperity Dielectrics Co., Ltd.                              72,000   36,206
    Qisda Corp.                                                  715,875  374,371

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES   VALUE++
                                                                 --------- --------
TAIWAN -- (Continued)
    Qualipoly Chemical Corp.                                        41,474 $ 45,979
    Quanta Computer, Inc.                                          285,007  581,085
*   Quintain Steel Co., Ltd.                                        62,050   17,225
    Radiant Opto-Electronics Corp.                                 166,782  303,202
*   Radium Life Tech Co., Ltd.                                     285,030   86,657
    Ralec Electronic Corp.                                           8,000   13,419
    Realtek Semiconductor Corp.                                     60,098  209,738
    Rechi Precision Co., Ltd.                                      117,185  121,071
    Rich Development Co., Ltd.                                     222,814   56,954
*   Ritek Corp.                                                    774,055  127,662
*   Rotam Global Agrosciences, Ltd.                                 21,319   21,789
*   Ruentex Development Co., Ltd.                                  187,585  228,572
    Ruentex Engineering & Construction Co.                          13,000   15,746
    Ruentex Industries, Ltd.                                       101,501  188,336
    Run Long Construction Co., Ltd.                                 49,204   54,461
    Sagittarius Life Science Corp.                                  12,000   46,506
    Sampo Corp.                                                    174,000  100,853
    San Fang Chemical Industry Co., Ltd.                            60,648   69,716
    San Far Property, Ltd.                                          44,745   15,815
    San Shing Fastech Corp.                                         26,565   44,913
    Sanyang Motor Co., Ltd.                                        227,900  149,033
    SCI Pharmtech, Inc.                                              9,450   22,014
    Scientech Corp.                                                  8,000   14,915
    SDI Corp.                                                       35,000   51,402
    Senao International Co., Ltd.                                   39,000   64,957
    Senao Networks, Inc.                                             9,000   45,510
    Sercomm Corp.                                                   78,000  199,410
    Sesoda Corp.                                                    68,972   64,693
    Sheng Yu Steel Co., Ltd.                                        61,000   68,842
    ShenMao Technology, Inc.                                        14,922   15,432
    Shih Her Technologies, Inc.                                     21,000   19,731
*   Shih Wei Navigation Co., Ltd.                                   87,254   25,610
    Shihlin Electric & Engineering Corp.                            31,000   40,151
*   Shihlin Paper Corp.                                             16,000   17,105
*   Shin Kong Financial Holding Co., Ltd.                        2,230,176  572,833
    Shin Zu Shing Co., Ltd.                                         53,549  152,341
    Shinih Enterprise Co., Ltd.                                     24,000   15,796
*   Shining Building Business Co., Ltd.                            120,062   40,045
    Shinkong Insurance Co., Ltd.                                    75,000   62,672
    Shinkong Synthetic Fibers Corp.                                499,799  150,286
    Shinkong Textile Co., Ltd.                                      59,000   76,471
    Shiny Chemical Industrial Co., Ltd.                             13,000   22,415
    ShunSin Technology Holding, Ltd.                                17,000   50,998
*   Shuttle, Inc.                                                  166,000   46,491
    Sigurd Microelectronics Corp.                                  156,000  119,719
    Silergy Corp.                                                    5,000   75,956
    Siliconware Precision Industries Co., Ltd.                      98,033  149,323
    Simplo Technology Co., Ltd.                                     84,000  251,141
    Sinbon Electronics Co., Ltd.                                    75,616  165,984
    Sincere Navigation Corp.                                       129,125   86,535
    Sinher Technology, Inc.                                         24,000   41,385
    Sinmag Equipment Corp.                                           8,649   39,264
    Sino-American Silicon Products, Inc.                           224,000  285,585

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES   VALUE++
                                                                 --------- --------
TAIWAN -- (Continued)
    Sinon Corp.                                                    145,000 $ 71,541
    SinoPac Financial Holdings Co., Ltd.                         2,105,417  621,162
    Sinphar Pharmaceutical Co., Ltd.                                34,977   26,793
    Sinyi Realty, Inc.                                              34,262   35,346
    Sirtec International Co., Ltd.                                  76,000  108,096
    Sitronix Technology Corp.                                       33,000   99,493
    Siward Crystal Technology Co., Ltd.                             48,000   29,747
*   Solar Applied Materials Technology Co.                         103,000   57,299
*   Solartech Energy Corp.                                         120,296   57,801
    Sonix Technology Co., Ltd.                                      63,000   64,620
    Southeast Cement Co., Ltd.                                      33,000   16,786
    Sporton International, Inc.                                     15,855   88,458
    St Shine Optical Co., Ltd.                                       9,000  170,048
    Standard Chemical & Pharmaceutical Co., Ltd.                    20,330   21,059
    Standard Foods Corp.                                            45,196  111,083
    Stark Technology, Inc.                                          41,000   36,795
    Sunny Friend Environmental Technology Co., Ltd.                 15,000   57,421
    Sunonwealth Electric Machine Industry Co., Ltd.                 86,000   83,118
    Sunrex Technology Corp.                                         57,993   33,782
    Sunspring Metal Corp.                                           47,000   65,370
    Supreme Electronics Co., Ltd.                                  168,305  141,622
    Swancor Holding Co., Ltd.                                       20,000   46,559
    Sweeten Real Estate Development Co., Ltd.                       27,052   12,095
    Syncmold Enterprise Corp.                                       43,000   86,729
    Synnex Technology International Corp.                          284,810  297,227
    Sysage Technology Co., Ltd.                                     13,860   11,999
    Systex Corp.                                                    76,000  147,134
    T-Mac Techvest PCB Co., Ltd.                                    42,000   17,591
    TA Chen Stainless Pipe                                         205,678  119,377
    Ta Chong Securities Co., Ltd.                                  108,000   32,560
    Ta Yih Industrial Co., Ltd.                                     16,000   41,179
    TA-I Technology Co., Ltd.                                       25,752   21,976
    Tah Hsin Industrial Corp.                                        9,900    8,144
*   Tai Tung Communication Co., Ltd.                                38,000   23,973
    Taichung Commercial Bank Co., Ltd.                             841,355  247,399
    TaiDoc Technology Corp.                                         10,499   36,072
    Taiflex Scientific Co., Ltd.                                    83,640   99,258
    Taimide Tech, Inc.                                              22,050   22,772
    Tainan Enterprises Co., Ltd.                                    21,000   19,727
    Tainan Spinning Co., Ltd.                                      459,171  200,859
    Tainergy Tech Co., Ltd.                                         38,000   17,660
    Taishin Financial Holding Co., Ltd.                            842,045  317,973
*   Taisun Enterprise Co., Ltd.                                     47,741   22,903
*   Taita Chemical Co., Ltd.                                        60,424   22,702
    Taiwan Acceptance Corp.                                         48,000  125,804
    Taiwan Business Bank                                         1,275,526  333,237
    Taiwan Cement Corp.                                            508,137  576,256
    Taiwan Chinsan Electronic Industrial Co., Ltd.                  35,000   65,026
    Taiwan Cogeneration Corp.                                      104,993   75,529
    Taiwan Cooperative Financial Holding Co., Ltd.                 941,358  430,171
    Taiwan FamilyMart Co., Ltd.                                      2,000   13,280
    Taiwan Fertilizer Co., Ltd.                                    234,000  304,406
    Taiwan Fire & Marine Insurance Co., Ltd.                        50,040   30,278

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
TAIWAN -- (Continued)
    Taiwan FU Hsing Industrial Co., Ltd.                          64,000 $   87,572
*   Taiwan Glass Industry Corp.                                  349,672    147,541
    Taiwan Hon Chuan Enterprise Co., Ltd.                        104,421    178,351
    Taiwan Hopax Chemicals Manufacturing Co., Ltd.                85,000     49,655
    Taiwan Land Development Corp.                                270,640     87,248
    Taiwan Line Tek Electronic                                    11,337      7,654
    Taiwan Mobile Co., Ltd.                                       39,800    132,938
    Taiwan Navigation Co., Ltd.                                   34,000     13,769
    Taiwan Paiho, Ltd.                                            80,892    247,746
    Taiwan PCB Techvest Co., Ltd.                                140,800    134,628
*   Taiwan Prosperity Chemical Corp.                              40,000     28,873
*   Taiwan Pulp & Paper Corp.                                     93,280     42,075
    Taiwan Sakura Corp.                                           46,512     44,867
    Taiwan Sanyo Electric Co., Ltd.                               12,750     10,047
    Taiwan Secom Co., Ltd.                                        22,330     62,049
    Taiwan Semiconductor Co., Ltd.                               108,000    125,253
    Taiwan Semiconductor Manufacturing Co., Ltd.                 454,465  2,708,094
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR   116,749  3,608,712
    Taiwan Shin Kong Security Co., Ltd.                           63,630     80,673
    Taiwan Styrene Monomer                                       203,833    134,834
    Taiwan Surface Mounting Technology Corp.                     100,867     84,027
    Taiwan TEA Corp.                                             287,704    140,043
    Taiwan Union Technology Corp.                                 86,000    117,388
    Taiyen Biotech Co., Ltd.                                      48,000     45,700
*   Tatung Co., Ltd.                                             895,452    480,528
    TCI Co., Ltd.                                                  5,000     24,722
    Te Chang Construction Co., Ltd.                               27,720     20,708
    Teco Electric and Machinery Co., Ltd.                        469,000    423,928
    Test Research, Inc.                                           66,532     80,412
    Test Rite International Co., Ltd.                            119,389     76,250
*   Tex-Ray Industrial Co., Ltd.                                  59,000     20,216
    Thinking Electronic Industrial Co., Ltd.                      15,000     32,440
    Thye Ming Industrial Co., Ltd.                                45,850     52,831
    Ton Yi Industrial Corp.                                      291,200    137,568
    Tong Hsing Electronic Industries, Ltd.                        38,000    144,364
    Tong Yang Industry Co., Ltd.                                 171,041    315,734
    Tong-Tai Machine & Tool Co., Ltd.                             76,160     52,410
    TOPBI International Holdings, Ltd.                            13,178     45,247
    Topco Scientific Co., Ltd.                                    45,480    127,664
    Topkey Corp.                                                   6,000     20,142
    Topoint Technology Co., Ltd.                                  47,494     30,412
    Toung Loong Textile Manufacturing                             34,000     86,153
*   TPK Holding Co., Ltd.                                        116,000    216,613
    Transcend Information, Inc.                                   45,483    124,209
    Tripod Technology Corp.                                      193,970    472,835
    TrueLight Corp.                                               30,800     53,143
    Tsang Yow Industrial Co., Ltd.                                31,000     32,284
    Tsann Kuen Enterprise Co., Ltd.                               12,913     11,743
    TSC Auto ID Technology Co., Ltd.                               3,300     26,442
    TSRC Corp.                                                   182,717    211,466
    Ttet Union Corp.                                              10,000     27,135
    TTY Biopharm Co., Ltd.                                        32,267    105,413
    Tung Ho Steel Enterprise Corp.                               279,254    189,703

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
TAIWAN -- (Continued)
    Tung Thih Electronic Co., Ltd.                                  20,492 $  193,591
    TURVO International Co., Ltd.                                    5,776     17,187
    TXC Corp.                                                      118,411    160,838
    TYC Brother Industrial Co., Ltd.                                67,000     76,587
*   Tycoons Group Enterprise                                       127,354     21,030
    Tyntek Corp.                                                   103,167     40,093
    U-Ming Marine Transport Corp.                                  151,000    131,459
    Ultra Chip, Inc.                                                58,000     71,925
    Uni-President Enterprises Corp.                                366,948    629,480
    Unimicron Technology Corp.                                     530,356    208,902
    Union Bank Of Taiwan                                           350,103    100,647
    Union Insurance Co., Ltd.                                        5,324      2,512
    Unitech Printed Circuit Board Corp.                            219,629     65,938
    United Microelectronics Corp.                                3,042,453  1,104,805
    United Orthopedic Corp.                                         23,000     45,128
*   United Radiant Technology                                       61,000     52,568
    Unity Opto Technology Co., Ltd.                                 91,929     38,584
    Universal Cement Corp.                                         127,408    100,064
*   Unizyx Holding Corp.                                           133,000     61,954
    UPC Technology Corp.                                           319,472    137,068
    USI Corp.                                                      357,518    182,196
    Usun Technology Co., Ltd.                                       22,000     37,145
    Vanguard International Semiconductor Corp.                     129,000    233,133
    Victory New Materials, Ltd. Co.                                 14,000     24,924
    Viking Tech Corp.                                               27,000     17,577
    Visual Photonics Epitaxy Co., Ltd.                              89,475    140,364
    Vivotek, Inc.                                                   21,697     56,445
    Voltronic Power Technology Corp.                                 2,100     28,427
*   Wafer Works Corp.                                              185,958     84,478
    Wah Hong Industrial Corp.                                        3,423      2,027
    Wah Lee Industrial Corp.                                        62,000     91,616
    Walsin Lihwa Corp.                                           1,305,000    507,461
    Walton Advanced Engineering, Inc.                               69,385     27,110
    Wan Hai Lines, Ltd.                                            271,557    150,922
*   Wei Chuan Foods Corp.                                           93,000     54,532
    Wei Mon Industry Co., Ltd.                                      51,912        280
    Weikeng Industrial Co., Ltd.                                    95,448     52,388
    Well Shin Technology Co., Ltd.                                  44,000     71,511
    Win Semiconductors Corp.                                       102,868    309,486
    Winbond Electronics Corp.                                    1,176,000    482,770
    Wintek Corp.                                                   312,087      3,416
    Wisdom Marine Lines Co., Ltd.                                  115,927    113,919
    Wistron Corp.                                                  705,078    602,057
    Wistron NeWeb Corp.                                             75,555    216,278
    Wowprime Corp.                                                  25,000    111,795
    WPG Holdings, Ltd.                                             398,301    476,726
    WT Microelectronics Co., Ltd.                                  182,344    252,967
    WUS Printed Circuit Co., Ltd.                                   85,000     48,597
    XAC Automation Corp.                                            52,000    100,498
    XinTec, Inc.                                                    40,000     46,776
    XPEC Entertainment, Inc.                                         5,612      2,363
    Xxentria Technology Materials Corp.                             48,306    117,190
    Yageo Corp.                                                    154,395    374,813

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
TAIWAN -- (Continued)
*   Yang Ming Marine Transport Corp.                               527,558 $    94,212
    YC Co., Ltd.                                                   116,277      47,433
    YC INOX Co., Ltd.                                              112,200     100,899
    Yeong Guan Energy Technology Group Co., Ltd.                    16,432      54,726
    YFC-Boneagle Electric Co., Ltd.                                 14,000      27,159
    YFY, Inc.                                                      469,000     163,129
    Yi Jinn Industrial Co., Ltd.                                    73,000      24,267
*   Yieh Phui Enterprise Co., Ltd.                                 347,110     138,081
    Yonyu Plastics Co., Ltd.                                        36,400      38,601
    Young Optics, Inc.                                               9,000       8,028
    Youngtek Electronics Corp.                                      51,120      73,624
    Yuanta Financial Holding Co., Ltd.                           1,410,991     560,260
    Yulon Motor Co., Ltd.                                          249,223     219,404
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.                32,000      82,494
    Yungshin Construction & Development Co., Ltd.                   24,000      18,802
    YungShin Global Holding Corp.                                   40,950      59,434
    Yungtay Engineering Co., Ltd.                                  126,000     180,552
    Zeng Hsing Industrial Co., Ltd.                                 21,423     110,074
    Zenitron Corp.                                                  87,000      49,007
    Zhen Ding Technology Holding, Ltd.                             135,650     284,906
    Zig Sheng Industrial Co., Ltd.                                 138,543      45,653
    Zinwell Corp.                                                   77,000      77,694
    Zippy Technology Corp.                                          39,000      44,630
    ZongTai Real Estate Development Co., Ltd.                       60,753      34,309
                                                                           -----------
TOTAL TAIWAN                                                                95,022,406
                                                                           -----------
THAILAND -- (0.7%)
    Advanced Info Service PCL                                       25,300     114,967
    Advanced Information Technology PCL Class F                     27,600      20,772
    Airports of Thailand PCL                                        21,100     248,094
    AJ Plast PCL                                                    42,900      16,692
    Amata Corp. PCL                                                229,600      99,117
    Ananda Development PCL                                         520,700      75,421
    AP Thailand PCL                                                542,404     113,996
    Asia Aviation PCL                                              627,800     108,764
    Asia Plus Group Holdings PCL                                   247,700      26,311
    Asian Insulators PCL                                           416,640       3,172
    Bangchak Petroleum PCL (The)                                   173,300     173,497
    Bangkok Aviation Fuel Services PCL                             105,350     109,958
    Bangkok Bank PCL                                                26,400     136,086
    Bangkok Chain Hospital PCL                                     245,675     103,266
    Bangkok Dusit Medical Services PCL Class F                     297,700     187,701
    Bangkok Expressway & Metro PCL                                 969,402     194,101
    Bangkok Land PCL                                             3,640,700     196,459
    Bangkok Life Assurance PCL                                      78,400     108,549
    Banpu PCL(BJFHBT4)                                             137,700      75,870
    Banpu PCL(6368348)                                             204,750     112,813
    Beauty Community PCL                                           119,700      37,736
    BEC World PCL                                                  184,600      94,371
    Berli Jucker PCL                                               230,000     326,612
    Big Camera Corp. PCL                                           297,600      45,642
    BJC Heavy Industries PCL Class F                               114,800      16,791
    BTS Group Holdings PCL                                         174,100      41,288

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES   VALUE++
                                                                 --------- --------
THAILAND -- (Continued)
    Bumrungrad Hospital PCL                                         20,000 $101,676
    Cal-Comp Electronics Thailand PCL Class F                      604,518   48,416
    Carabao Group PCL Class F                                       35,800   76,511
    Central Pattana PCL                                            136,400  220,812
    Central Plaza Hotel PCL                                        177,700  187,996
    CH Karnchang PCL                                                53,300   43,521
    Charoen Pokphand Foods PCL                                     472,100  382,131
    Christiani & Nielsen Thai Class F                               85,000   10,332
    Chularat Hospital PCL Class F                                  686,800   56,567
    CK Power PCL                                                   411,300   39,249
*   Country Group Development PCL                                  645,200   20,157
    Country Group Holdings PCL Class F                             258,600   11,751
    CP ALL PCL                                                      78,500  134,884
    Delta Electronics Thailand PCL                                  70,200  170,964
    Dhipaya Insurance PCL                                           49,900   78,655
    Diamond Building Products PCL                                    8,300    1,473
    Dynasty Ceramic PCL                                            508,800   65,027
    Eastern Polymer Group PCL Class F                              155,800   58,851
    Eastern Printing PCL                                           196,000   38,131
    Eastern Water Resources Development and Management PCL
      Class F                                                      230,000   75,774
    Electricity Generating PCL                                      22,300  127,935
    Energy Absolute PCL                                             45,100   36,505
    Energy Earth PCL                                               301,400   38,863
    Erawan Group PCL (The)                                         556,600   70,188
*   Esso Thailand PCL                                              497,400  162,457
    GFPT PCL                                                       173,500   72,928
    Global Power Synergy Co., Ltd. Class F                          66,600   67,621
    Glow Energy PCL                                                 46,000  101,903
    Golden Land Property Development PCL                            70,800   15,282
    Grand Canal Land PCL                                           102,200    7,373
    Hana Microelectronics PCL                                      108,900  131,447
    Home Product Center PCL                                        427,857  120,908
    Ichitan Group PCL                                               66,800   21,248
    Indorama Ventures PCL                                          343,300  341,252
    Inter Far East Energy Corp. Class F                            371,200   32,682
    Intouch Holdings PCL                                            37,900   57,587
    IRPC PCL                                                     1,896,300  280,056
*   Italian-Thai Development PCL                                   894,554  127,031
    Jasmine International PCL                                      182,400   45,587
    Jaymart PCL                                                    151,600   59,848
    Kang Yong Electric PCL                                           1,400   17,256
    Kasikornbank PCL(6888794)                                       26,900  144,012
    Kasikornbank PCL(6364766)                                       76,200  407,944
    KCE Electronics PCL                                             68,400  211,747
    KGI Securities Thailand PCL                                    355,800   41,431
    Khon Kaen Sugar Industry PCL                                   467,184   89,562
    Kiatnakin Bank PCL                                             142,300  230,364
    Krung Thai Bank PCL                                            482,075  260,137
    Krungthai Card PCL                                              38,400  153,229
    Land & Houses PCL                                              333,200   91,793
    Lanna Resources PCL                                             48,450   18,852
    LH Financial Group PCL                                       2,042,700  102,686
    Loxley PCL                                                     278,775   30,562

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
THAILAND -- (Continued)
    LPN Development PCL                                            304,200 $  103,675
    Major Cineplex Group PCL                                       122,200    111,927
    Malee Group PCL                                                 16,800     48,907
    MBK PCL                                                        183,000     76,402
    MC Group PCL                                                   104,500     49,267
    MCOT PCL                                                        60,600     26,161
    MCS Steel PCL                                                   42,700     20,495
    Mega Lifesciences PCL                                           88,700     71,167
    Minor International PCL                                        116,856    115,329
    MK Restaurants Group PCL                                        48,200     77,344
*   Mono Technology PCL                                            186,100     20,613
    Muangthai Leasing PCL Class F                                   43,100     34,580
    Platinum Group PCL (The) Class F                                28,600      5,686
*   Polyplex Thailand PCL                                           92,500     47,813
*   Precious Shipping PCL                                          247,500     69,590
    Premier Marketing PCL                                           60,100     16,216
    Property Perfect PCL                                           613,500     15,682
    Pruksa Holding PCL                                             283,400    187,538
    PTG Energy PCL                                                 162,900    129,543
    PTT Exploration & Production PCL                               163,085    453,914
    PTT Global Chemical PCL                                         86,945    167,914
    PTT PCL(6420390)                                               117,694  1,350,422
    PTT PCL(6420408)                                                18,900    216,859
    Quality Houses PCL                                           2,131,242    159,798
    Raimon Land PCL                                                477,500     18,850
    Ratchaburi Electricity Generating Holding PCL(6362771)          12,000     17,381
    Ratchaburi Electricity Generating Holding PCL(6294249)          39,999     57,937
    Ratchthani Leasing PCL                                         440,400     66,917
    Regional Container Lines PCL                                   173,100     34,168
    Robinson Department Store PCL                                   26,600     43,817
    Rojana Industrial Park PCL                                     239,990     32,580
    RS PCL                                                         136,700     36,495
    Samart Corp. PCL                                               159,200     74,604
*   Samart I-Mobile PCL                                            467,600     15,936
    Samart Telcoms PCL                                              79,600     28,937
    Sansiri PCL                                                  2,501,133    132,835
    SC Asset Corp PCL                                              434,362     46,878
    Siam Cement PCL (The)                                           11,400    163,828
    Siam City Cement PCL                                            13,200    105,345
    Siam Commercial Bank PCL (The)(6889935)                         29,000    124,780
    Siam Commercial Bank PCL (The)(6363172)                         30,100    129,085
    Siam Future Development PCL                                    177,360     31,734
    Siam Global House PCL                                          179,619     94,375
    Siamgas & Petrochemicals PCL                                   130,200     47,702
*   Singha Estate PCL                                              526,364     69,664
    Sino-Thai Engineering & Construction PCL(6541484)               83,571     58,388
    Sino-Thai Engineering & Construction PCL(6541473)               67,200     46,950
    SNC Former PCL                                                   8,800      3,924
    Somboon Advance Technology PCL                                  37,250     15,975
    SPCG PCL                                                       158,400     95,373
    Sri Ayudhya Capital PCL                                          6,800      6,470
    Sri Trang Agro-Industry PCL(B05BPF7)                           106,100     74,731
    Sri Trang Agro-Industry PCL(B05BPH9)                           105,300     74,168

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
THAILAND -- (Continued)
    Sriracha Construction PCL                                       44,200 $    29,751
    Srithai Superware PCL                                          372,000      22,187
    STP & I PCL                                                    269,720      76,603
    Supalai PCL                                                    263,100     180,830
*   Superblock PCL                                                 883,800      36,396
    SVI PCL                                                        167,500      26,402
    Syntec Construction PCL                                        228,200      38,239
*   Tata Steel Thailand PCL                                      1,030,600      30,441
    Thai Agro Energy PCL Class F                                     9,690         930
*   Thai Airways International PCL(6888868)                        242,800     148,259
*   Thai Airways International PCL(6364971)                         60,600      37,004
    Thai Metal Trade PCL                                            93,800      45,288
    Thai Oil PCL                                                   128,000     260,835
    Thai Stanley Electric PCL Class F                                9,600      49,350
    Thai Union Group PCL Class F                                   383,040     226,278
    Thai Vegetable Oil PCL                                         117,200     136,473
    Thaicom PCL(B014K00)                                           109,200      68,541
    Thaicom PCL(B014JY7)                                            80,600      50,590
    Thaire Life Assurance PCL Class F                              112,800      31,235
    Thanachart Capital PCL                                         148,200     199,929
    Thitikorn PCL                                                   40,900      13,823
    Thoresen Thai Agencies PCL                                     232,351      64,670
    TICON Industrial Connection PCL Class F                        103,950      49,008
    Tipco Asphalt PCL                                                1,900       1,247
    TIPCO Foods PCL                                                 85,900      35,131
    Tisco Financial Group PCL                                      111,900     193,863
    TMB Bank PCL                                                 3,517,500     233,767
    Total Access Communication PCL(B231MK7)                        114,100     127,192
    Total Access Communication PCL(B1YWK08)                         46,900      52,281
    TPI Polene PCL                                               1,881,100     127,152
    True Corp. PCL(6363923)                                        999,565     185,946
    True Corp. PCL(BYM8V06)                                        498,742      92,779
    TTCL PCL                                                        19,363      10,999
    TTW PCL                                                        294,200      89,405
    Union Mosaic Industry PCL (The) Class F                         76,125       7,740
    Unique Engineering & Construction PCL                          167,945      92,534
    Univentures PCL                                                219,700      57,405
    Vanachai Group PCL                                             192,900      82,726
    VGI Global Media PCL                                           292,000      43,953
    Vibhavadi Medical Center PCL                                 1,436,000     130,508
    Vinythai PCL                                                   124,200      62,435
*   WHA Corp. PCL                                                  915,000      83,158
    Workpoint Entertainment PCL                                     61,000      89,655
                                                                           -----------
TOTAL THAILAND                                                              17,278,807
                                                                           -----------
TURKEY -- (0.3%)
    Adana Cimento Sanayii TAS Class A                               20,624      38,324
    Akbank TAS                                                     108,455     241,746
    Akcansa Cimento A.S.                                            27,303     102,632
*   Akenerji Elektrik Uretim A.S.                                  162,113      36,977
    Aksa Akrilik Kimya Sanayii A.S.                                 33,706      93,940
*   Aksa Enerji Uretim A.S.                                         66,261      52,515
*   Aksigorta A.S.                                                  34,947      24,334

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
TURKEY -- (Continued)
    Alarko Holding A.S.                                           40,910 $ 50,019
    Albaraka Turk Katilim Bankasi A.S.                           107,822   34,859
*   Anadolu Anonim Turk Sigorta Sirketi                           54,184   31,908
*   Anadolu Cam Sanayii A.S.                                      77,814   63,923
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.                   39,843  223,686
    Anadolu Hayat Emeklilik A.S.                                   9,928   14,216
    Arcelik A.S.                                                  51,966  315,199
    Aselsan Elektronik Sanayi Ve Ticaret A.S.                     40,089  145,105
*   Bagfas Bandirma Gubre Fabrikalari A.S.                         9,788   28,048
    Baticim Bati Anadolu Cimento Sanayii A.S.                     15,198   28,575
*   Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.            29,034   36,111
    BIM Birlesik Magazalar A.S.                                   12,320  175,861
    Bolu Cimento Sanayii A.S.                                     27,500   46,980
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                20,919   51,998
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.                   1,996   36,386
    Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.               3,057    5,386
    Bursa Cimento Fabrikasi A.S.                                  21,402   36,613
    Cimsa Cimento Sanayi VE Ticaret A.S.                          25,331  119,266
    Coca-Cola Icecek A.S.                                          6,843   70,147
*   Deva Holding A.S.                                             41,856   41,866
*   Dogan Sirketler Grubu Holding A.S.                           585,641  130,292
    Dogus Otomotiv Servis ve Ticaret A.S.                         31,661   74,868
    EGE Endustri VE Ticaret A.S.                                     452   32,447
    Enka Insaat ve Sanayi A.S.                                    19,806   30,151
    Eregli Demir ve Celik Fabrikalari TAS                        358,784  552,853
*   Fenerbahce Futbol A.S.                                         4,679   46,593
    Ford Otomotiv Sanayi A.S.                                      9,472   87,663
    Global Yatirim Holding A.S.                                   67,511   33,112
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.           2,317   46,258
    Goodyear Lastikleri TAS                                       36,180   36,676
    GSD Holding A.S.                                              90,000   14,555
    Gubre Fabrikalari TAS                                         42,998   55,402
*   Ihlas Holding A.S.                                           197,201   18,719
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret
      A.S.                                                         6,326   14,216
    Is Finansal Kiralama A.S.                                    173,900   52,507
*   Izmir Demir Celik Sanayi A.S.                                 29,613   23,168
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A   70,697   27,909
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B   53,420   21,516
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D  301,511   99,183
*   Karsan Otomotiv Sanayii Ve Ticaret A.S.                       93,429   30,713
    KOC Holding A.S.                                              49,793  200,580
    Konya Cimento Sanayii A.S.                                       356   25,869
*   Koza Altin Isletmeleri A.S.                                    8,332   39,172
    Mardin Cimento Sanayii ve Ticaret A.S.                        20,420   25,613
*   Migros Ticaret A.S.                                            6,594   32,258
*   NET Holding A.S.                                             106,088   77,352
    Nuh Cimento Sanayi A.S.                                       18,387   54,659
    Otokar Otomotiv Ve Savunma Sanayi A.S.                         1,350   48,190
    Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.        24,287   13,396
    Petkim Petrokimya Holding A.S.                               151,681  169,258
    Pinar Entegre Et ve Un Sanayi A.S.                               487    1,394
    Pinar SUT Mamulleri Sanayii A.S.                               3,514   15,914
*   Sekerbank TAS                                                254,705   80,398

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
TURKEY -- (Continued)
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                     64,362 $   58,897
    Soda Sanayii A.S.                                             88,456    138,371
    Tat Gida Sanayi A.S.                                          46,210     90,109
    TAV Havalimanlari Holding A.S.                                18,112     74,543
    Tekfen Holding A.S.                                           59,638    119,109
    Tofas Turk Otomobil Fabrikasi A.S.                            14,097     97,347
    Trakya Cam Sanayii A.S.                                      138,388    113,528
    Tupras Turkiye Petrol Rafinerileri A.S.                        9,392    204,178
*   Turk Hava Yollari AO                                         226,248    332,219
    Turk Telekomunikasyon A.S.                                     7,248     10,825
    Turk Traktor ve Ziraat Makineleri A.S.                         1,005     20,916
*   Turkcell Iletisim Hizmetleri A.S.                             14,852     44,670
*   Turkcell Iletisim Hizmetleri A.S. ADR                          9,157     68,220
    Turkiye Garanti Bankasi A.S.                                 177,954    393,076
    Turkiye Halk Bankasi A.S.                                    107,563    320,559
    Turkiye Is Bankasi Class C                                   174,798    276,298
    Turkiye Sinai Kalkinma Bankasi A.S.                          413,985    158,048
    Turkiye Sise ve Cam Fabrikalari A.S.                         319,860    342,829
    Turkiye Vakiflar Bankasi TAO Class D                         244,494    318,729
    Ulker Biskuvi Sanayi A.S.                                     18,064     87,190
*   Vestel Elektronik Sanayi ve Ticaret A.S.                      29,976     51,656
*   Yapi ve Kredi Bankasi A.S.                                   122,290    124,240
*   Zorlu Enerji Elektrik Uretim A.S.                             44,214     13,603
                                                                         ----------
TOTAL TURKEY                                                              7,818,634
                                                                         ----------
UNITED KINGDOM -- (11.7%)
    4imprint Group P.L.C.                                            532     11,140
    888 Holdings P.L.C.                                           98,636    278,491
    A.G. Barr P.L.C.                                              18,979    120,079
    AA P.L.C.                                                    102,318    314,731
    Aberdeen Asset Management P.L.C.                             331,193  1,096,069
    Acacia Mining P.L.C.                                          78,757    427,087
    Acal P.L.C.                                                    6,517     19,197
    Admiral Group P.L.C.                                          27,690    620,369
*   Afren P.L.C.                                                 357,576         --
    Aggreko P.L.C.                                                58,866    748,033
*   Aldermore Group P.L.C.                                        13,956     38,448
    Amec Foster Wheeler P.L.C.                                    88,376    494,114
*   Anglo American P.L.C.                                        142,994  2,464,972
    Anglo-Eastern Plantations P.L.C.                                 542      4,883
    Antofagasta P.L.C.                                           116,488  1,230,775
    Arrow Global Group P.L.C.                                      8,030     31,356
    Ashmore Group P.L.C.                                         127,529    498,962
    Ashtead Group P.L.C.                                         118,226  2,396,957
    Associated British Foods P.L.C.                               21,288    641,516
    AstraZeneca P.L.C.                                             1,641     87,086
    AstraZeneca P.L.C. Sponsored ADR                             107,620  2,930,493
    Auto Trader Group P.L.C.                                     112,127    566,311
    AVEVA Group P.L.C.                                            13,180    316,915
    Aviva P.L.C.                                                 200,197  1,205,360
    B&M European Value Retail SA                                 115,415    437,285
    Babcock International Group P.L.C.                           148,695  1,674,661
    BAE Systems P.L.C.                                           290,388  2,132,810

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
UNITED KINGDOM -- (Continued)
    Balfour Beatty P.L.C.                                        230,218 $   751,286
    Barclays P.L.C.                                              458,755   1,273,191
    Barclays P.L.C. Sponsored ADR                                103,899   1,150,162
    Barratt Developments P.L.C.                                  276,246   1,665,915
    BBA Aviation P.L.C.                                          277,237     977,794
    Beazley P.L.C.                                               208,754   1,067,902
    Bellway P.L.C.                                                53,413   1,674,106
    Berendsen P.L.C.                                              73,289     769,545
    Berkeley Group Holdings P.L.C.                                44,425   1,569,069
    BGEO Group P.L.C.                                              7,575     282,021
    BHP Billiton P.L.C.                                           51,865     945,903
    BHP Billiton P.L.C. ADR                                       75,383   2,758,264
    Bloomsbury Publishing P.L.C.                                   5,758      12,264
    Bodycote P.L.C.                                               81,874     688,932
    Booker Group P.L.C.                                          343,619     882,327
    Bovis Homes Group P.L.C.                                      51,320     534,178
    BP P.L.C.                                                      1,306       7,800
    BP P.L.C. Sponsored ADR                                      471,715  16,972,309
    Braemar Shipping Services P.L.C.                                 660       2,071
    Brammer P.L.C.                                                17,836      36,934
    Brewin Dolphin Holdings P.L.C.                                99,470     392,040
    British American Tobacco P.L.C.                               12,488     770,858
    British American Tobacco P.L.C. Sponsored ADR                 16,764   2,065,325
    Britvic P.L.C.                                                82,037     646,743
    BT Group P.L.C.                                              130,016     498,613
    BT Group P.L.C. Sponsored ADR                                 35,000     677,600
*   BTG P.L.C.                                                    50,010     336,973
    Bunzl P.L.C.                                                  37,449     987,178
    Burberry Group P.L.C.                                         60,755   1,256,380
    Cape P.L.C.                                                   49,047     111,422
    Capita P.L.C.                                                 39,768     250,902
    Capital & Counties Properties P.L.C.                         172,561     592,010
    Card Factory P.L.C.                                           11,479      36,080
    Carillion P.L.C.                                             188,086     511,343
    Carnival P.L.C.                                               12,171     651,134
    Carnival P.L.C. ADR                                            2,615     142,178
*   Carpetright P.L.C.                                             4,624      10,982
    Carr's Group P.L.C.                                            9,590      17,136
    Castings P.L.C.                                                1,976      11,313
    Centamin P.L.C.                                              509,119   1,006,722
    Centrica P.L.C.                                              539,221   1,526,544
    Charles Stanley Group P.L.C.                                     382       1,453
*   Chemring Group P.L.C.                                         95,030     229,643
    Chesnara P.L.C.                                               26,225     118,833
    Cineworld Group P.L.C.                                        78,577     608,151
    Clarkson P.L.C.                                                2,283      67,408
    Close Brothers Group P.L.C.                                   60,976   1,115,171
*   CLS Holdings P.L.C.                                              439       8,834
    Cobham P.L.C.                                                378,163     647,106
    Coca-Cola HBC AG                                              48,919   1,118,195
    Communisis P.L.C.                                             17,311      10,008
    Compass Group P.L.C.                                          96,103   1,710,341
    Computacenter P.L.C.                                          27,786     277,407

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
UNITED KINGDOM -- (Continued)
    Connect Group P.L.C.                                          55,168 $   95,821
    Consort Medical P.L.C.                                        10,213    125,135
    Costain Group P.L.C.                                          24,819    116,013
    Countrywide P.L.C.                                             6,595     14,624
    Cranswick P.L.C.                                              15,581    454,324
    Crest Nicholson Holdings P.L.C.                               34,379    219,666
    Croda International P.L.C.                                    27,658  1,167,924
*   CYBG P.L.C.                                                   16,202     58,022
    Daily Mail & General Trust P.L.C. Class A                     88,246    770,698
    Dairy Crest Group P.L.C.                                      64,944    486,448
    DCC P.L.C.                                                    19,589  1,580,112
    De La Rue P.L.C.                                              39,052    290,305
    Debenhams P.L.C.                                             560,309    370,965
    Dechra Pharmaceuticals P.L.C.                                 29,248    536,483
    Devro P.L.C.                                                  60,611    125,811
    Diageo P.L.C.                                                 19,831    550,862
    Diageo P.L.C. Sponsored ADR                                    8,182    916,629
*   Dialight P.L.C.                                                7,092     78,614
    Dignity P.L.C.                                                12,869    396,241
    Diploma P.L.C.                                                45,023    575,408
    Direct Line Insurance Group P.L.C.                           381,932  1,710,982
    Dixons Carphone P.L.C.                                       264,749  1,056,074
    Domino's Pizza Group P.L.C.                                  109,110    498,430
    Drax Group P.L.C.                                            181,021    845,347
    DS Smith P.L.C.                                              327,829  1,832,531
    Dunelm Group P.L.C.                                           15,258    130,778
    E2V Technologies P.L.C.                                       24,149     82,382
    easyJet P.L.C.                                                39,414    472,498
    Electrocomponents P.L.C.                                     186,102  1,138,152
    Elementis P.L.C.                                             205,665    695,300
*   EnQuest P.L.C.                                               492,531    279,906
*   Enterprise Inns P.L.C.                                       254,877    424,909
    Essentra P.L.C.                                               83,889    433,148
    esure Group P.L.C.                                            47,251    119,685
    Euromoney Institutional Investor P.L.C.                       11,864    167,129
*   Evraz P.L.C.                                                 107,225    301,599
    Experian P.L.C.                                               61,660  1,190,793
    Fenner P.L.C.                                                 97,238    384,709
*   Ferrexpo P.L.C.                                               61,953    118,754
    Fidessa Group P.L.C.                                          11,393    330,816
*   Findel P.L.C.                                                  9,252     24,819
*   Firstgroup P.L.C.                                            514,467    674,597
    Foxtons Group P.L.C.                                          10,259     12,554
    Fresnillo P.L.C.                                              19,968    366,541
    G4S P.L.C.                                                   395,921  1,275,523
    Galliford Try P.L.C.                                          27,004    459,722
    Gem Diamonds, Ltd.                                            33,740     51,938
    Genus P.L.C.                                                  15,732    339,713
    GKN P.L.C.                                                   390,675  1,693,882
    GlaxoSmithKline P.L.C.                                        15,015    290,164
    GlaxoSmithKline P.L.C. Sponsored ADR                          56,544  2,222,745
*   Glencore P.L.C.                                              890,117  3,686,582
    Go-Ahead Group P.L.C.                                          9,949    281,701

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
UNITED KINGDOM -- (Continued)
*   Gocompare.Com Group P.L.C.                                    14,546 $   15,600
    Grafton Group P.L.C.                                          62,797    462,967
    Greencore Group P.L.C.                                       280,684    835,562
    Greene King P.L.C.                                            92,883    798,095
    Greggs P.L.C.                                                 48,484    594,900
    GVC Holdings P.L.C.                                           61,581    469,972
    Halfords Group P.L.C.                                         91,559    417,967
    Halma P.L.C.                                                 139,141  1,621,108
    Hargreaves Lansdown P.L.C.                                    29,987    512,284
    Hays P.L.C.                                                  620,403  1,193,803
    Headlam Group P.L.C.                                          13,408     91,687
    Helical P.L.C.                                                39,821    147,484
    Henderson Group P.L.C.                                       272,410    751,882
    Hikma Pharmaceuticals P.L.C.                                  37,256    858,123
    Hill & Smith Holdings P.L.C.                                  30,167    457,571
    Hiscox, Ltd.                                                 103,291  1,336,620
    Hochschild Mining P.L.C.                                     117,643    366,645
    Hogg Robinson Group P.L.C.                                     5,845      5,259
    HomeServe P.L.C.                                              92,830    699,678
    Howden Joinery Group P.L.C.                                  143,776    684,936
    HSBC Holdings P.L.C.                                         293,957  2,507,722
    HSBC Holdings P.L.C. Sponsored ADR                           155,896  6,641,169
    Hunting P.L.C.                                                58,189    408,594
    Huntsworth P.L.C.                                             53,480     26,192
    IG Group Holdings P.L.C.                                     139,292    936,390
*   Imagination Technologies Group P.L.C.                         57,057    171,372
    IMI P.L.C.                                                   117,231  1,724,963
    Imperial Brands P.L.C.                                        55,627  2,577,067
    Inchcape P.L.C.                                              173,802  1,573,043
    Indivior P.L.C.                                              149,741    559,194
    Informa P.L.C.                                               221,167  1,818,082
    Inmarsat P.L.C.                                              123,680    947,611
    InterContinental Hotels Group P.L.C.                          15,221    706,803
    InterContinental Hotels Group P.L.C. ADR                      12,383    574,943
    International Consolidated Airlines Group SA(B5282K0)          6,089     36,608
    International Consolidated Airlines Group SA(B5M6XQ7)        197,808  1,190,899
*   International Ferro Metals, Ltd.                              99,556        213
    Interserve P.L.C.                                             73,502    299,292
    Intertek Group P.L.C.                                         36,030  1,542,324
    Investec P.L.C.                                              155,047  1,100,067
    ITE Group P.L.C.                                             125,389    246,886
    ITV P.L.C.                                                   517,943  1,329,056
    J D Wetherspoon P.L.C.                                        50,158    591,978
    J Sainsbury P.L.C.                                           724,990  2,358,802
*   Jackpotjoy P.L.C.                                             22,813    173,627
    James Fisher & Sons P.L.C.                                    21,391    409,578
    Jardine Lloyd Thompson Group P.L.C.                           28,198    365,931
    JD Sports Fashion P.L.C.                                     156,435    685,173
    John Menzies P.L.C.                                           38,226    287,327
    John Wood Group P.L.C.                                       110,385  1,167,754
    Johnson Matthey P.L.C.                                        50,968  2,090,605
    JRP Group P.L.C.                                               6,328     11,637
    Jupiter Fund Management P.L.C.                               167,017    846,806

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
UNITED KINGDOM -- (Continued)
*   Just Eat P.L.C.                                                 42,532 $  289,659
*   KAZ Minerals P.L.C.                                            112,829    669,483
    KCOM Group P.L.C.                                              136,257    153,408
    Keller Group P.L.C.                                             26,538    271,827
    Kier Group P.L.C.                                               24,704    429,670
    Kingfisher P.L.C.                                              374,201  1,587,657
    Ladbrokes Coral Group P.L.C                                    357,091    537,640
    Laird P.L.C.                                                    85,445    178,488
*   Lamprell P.L.C.                                                 62,935     72,529
    Lancashire Holdings, Ltd.                                       57,217    488,562
    Laura Ashley Holdings P.L.C.                                    51,893     12,436
    Lavendon Group P.L.C.                                           42,045    142,518
    Legal & General Group P.L.C.                                   581,312  1,723,994
*   Liberty Global P.L.C. Class A                                   12,282    448,047
*   Liberty Global P.L.C. Series C                                  30,121  1,058,138
*   Liberty Global P.L.C. LiLAC Class A                              1,660     38,213
*   Liberty Global P.L.C. LiLAC Class C                              4,074     90,932
    Lloyds Banking Group P.L.C.                                  1,135,731    931,527
    Lloyds Banking Group P.L.C. ADR                                542,240  1,800,237
    London Stock Exchange Group P.L.C.                              13,124    525,434
*   Lonmin P.L.C.                                                   46,737     75,089
    Lookers P.L.C.                                                  67,593    106,297
    Low & Bonar P.L.C.                                              44,867     39,246
    Man Group P.L.C.                                               488,677    820,589
    Management Consulting Group P.L.C.                              25,041      1,889
    Marks & Spencer Group P.L.C.                                   433,866  1,838,986
    Marshalls P.L.C.                                                70,151    255,833
    Marston's P.L.C.                                               231,847    385,156
    McBride P.L.C.                                                  54,288    110,935
    Mears Group P.L.C.                                              25,840    164,989
    Mediclinic International P.L.C.(BYYWHN1)                        34,624    339,210
    Mediclinic International P.L.C.(B8HX8Z8)                        75,612    748,095
    Meggitt P.L.C.                                                 230,927  1,217,899
    Melrose Industries P.L.C.                                      896,896  2,208,126
    Merlin Entertainments P.L.C.                                    76,082    457,415
    Micro Focus International P.L.C.                                40,335  1,091,047
    Millennium & Copthorne Hotels P.L.C.                            60,888    331,328
    Mitchells & Butlers P.L.C.                                      82,880    278,472
    Mitie Group P.L.C.                                             161,786    409,344
    Mondi P.L.C.                                                    88,836  1,963,465
    Moneysupermarket.com Group P.L.C.                              111,725    463,989
    Morgan Advanced Materials P.L.C.                               125,068    475,153
    Morgan Sindall Group P.L.C.                                     10,734    110,587
*   Mothercare P.L.C.                                               31,221     44,627
    N Brown Group P.L.C.                                            54,111    149,292
    National Express Group P.L.C.                                  181,070    772,385
    National Grid P.L.C.                                             3,445     40,352
    National Grid P.L.C. Sponsored ADR                              19,273  1,126,892
    NCC Group P.L.C.                                                 8,560     19,953
    NEX Group P.L.C.                                               113,601    821,015
    Next P.L.C.                                                     12,985    626,537
    Northgate P.L.C.                                                62,336    398,811
    Novae Group P.L.C.                                              11,761     93,044

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
UNITED KINGDOM -- (Continued)
*   Ocado Group P.L.C.                                            65,260 $  204,916
    Old Mutual P.L.C.                                            604,129  1,586,394
    OneSavings Bank P.L.C.                                        21,743     92,791
    Oxford Instruments P.L.C.                                     14,683    130,988
    Pagegroup P.L.C.                                             162,836    886,953
    PayPoint P.L.C.                                                7,756     94,153
*   Paysafe Group P.L.C.                                         101,409    488,815
    Pearson P.L.C.                                                 8,587     66,944
    Pearson P.L.C. Sponsored ADR                                  65,631    507,984
    Pendragon P.L.C.                                             223,487     98,020
    Pennon Group P.L.C.                                           85,677    856,589
    Persimmon P.L.C.                                              91,051  2,217,670
*   Petra Diamonds, Ltd.                                         229,566    438,292
    Petrofac, Ltd.                                                56,333    652,291
*   Petropavlovsk P.L.C.                                         787,495     67,164
    Pets at Home Group P.L.C.                                     25,192     63,395
    Phoenix Group Holdings                                        97,246    923,191
    Photo-Me International P.L.C.                                 77,549    150,304
    Playtech P.L.C.                                               76,409    798,383
    Polypipe Group P.L.C.                                          9,127     38,858
*   Premier Foods P.L.C.                                         483,856    242,134
*   Premier Oil P.L.C.                                           247,789    263,087
    Provident Financial P.L.C.                                    12,840    442,152
    Prudential P.L.C.                                             55,523  1,075,966
    Prudential P.L.C. ADR                                         36,181  1,403,461
*   Punch Taverns P.L.C.                                           7,917     18,700
    PZ Cussons P.L.C.                                            100,713    386,346
    QinetiQ Group P.L.C.                                         239,020    794,987
    Randgold Resources, Ltd.                                      19,762  1,682,164
    Rank Group P.L.C.                                             65,158    163,320
*   Raven Russia, Ltd.                                            28,783     17,254
    Reckitt Benckiser Group P.L.C.                                15,321  1,314,626
    Redrow P.L.C.                                                 94,964    531,405
    RELX P.L.C.                                                   19,573    351,337
    RELX P.L.C. Sponsored ADR                                     24,440    445,052
    Renishaw P.L.C.                                               13,610    488,419
*   Renold P.L.C.                                                  4,231      2,948
    Rentokil Initial P.L.C.                                      393,216  1,133,016
    Restaurant Group P.L.C. (The)                                105,981    391,817
    Ricardo P.L.C.                                                11,315    136,141
    Rightmove P.L.C.                                              21,562  1,092,917
    Rio Tinto P.L.C.                                              18,769    831,522
    Rio Tinto P.L.C. Sponsored ADR                               112,860  5,054,999
    RM P.L.C.                                                     10,751     19,482
    Robert Walters P.L.C.                                         18,804     87,235
    Rolls-Royce Holdings P.L.C.                                  279,216  2,351,731
    Rotork P.L.C.                                                325,873  1,049,815
*   Royal Bank of Scotland Group P.L.C.                          102,482    287,100
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR             42,052    236,332
    Royal Dutch Shell P.L.C. Class A                             165,248  4,481,788
    Royal Dutch Shell P.L.C. Class B                              35,290    996,745
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A              168,136  9,144,903
    Royal Dutch Shell P.L.C. Sponsored ADR, Class B              149,242  8,576,938

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
UNITED KINGDOM -- (Continued)
    Royal Mail P.L.C.                                            227,876 $1,183,441
    RPC Group P.L.C.                                             124,490  1,681,137
    RPS Group P.L.C.                                              83,208    238,798
    RSA Insurance Group P.L.C.                                   215,283  1,558,755
    Saga P.L.C.                                                  145,960    339,148
    Sage Group P.L.C. (The)                                      217,428  1,681,618
    Savills P.L.C.                                                56,874    555,757
    Schroders P.L.C.(0239581)                                      8,330    228,632
    Schroders P.L.C.(0240549)                                     13,576    503,510
    SDL P.L.C.                                                    18,264    112,535
    Senior P.L.C.                                                160,568    400,741
*   Sepura P.L.C.                                                  3,814        912
*   Serco Group P.L.C.                                           153,132    278,122
    Severfield P.L.C.                                             55,690     56,241
    Severn Trent P.L.C.                                           29,306    840,013
    Shanks Group P.L.C.                                          216,030    257,656
    Shire P.L.C.                                                  17,173    956,120
    Shire P.L.C. ADR                                               3,900    654,459
    SIG P.L.C.                                                   223,905    289,503
    Sky P.L.C.                                                    36,075    455,795
    Sky P.L.C. Sponsored ADR                                       4,853    245,586
    Smith & Nephew P.L.C.                                         22,900    342,576
    Smith & Nephew P.L.C. Sponsored ADR                           18,108    550,106
    Smiths Group P.L.C.                                          121,817  2,308,903
    Soco International P.L.C.                                     83,733    161,967
    Spectris P.L.C.                                               45,266  1,377,394
    Speedy Hire P.L.C.                                           108,594     69,880
    Spirax-Sarco Engineering P.L.C.                               20,262  1,100,526
    Spire Healthcare Group P.L.C.                                  8,022     31,660
    Spirent Communications P.L.C.                                109,431    134,245
*   Sports Direct International P.L.C.                            43,228    155,138
    SSE P.L.C.                                                   173,917  3,269,398
    SSP Group P.L.C.                                              44,849    220,585
    St. Ives P.L.C.                                               14,743     13,571
    St. James's Place P.L.C.                                     125,210  1,693,909
    St. Modwen Properties P.L.C.                                  58,126    232,852
    Stagecoach Group P.L.C.                                      100,526    265,456
*   Standard Chartered P.L.C.                                    310,159  3,037,184
    Standard Life P.L.C.                                         164,137    717,123
    Sthree P.L.C.                                                 10,289     41,409
    Stobart Group, Ltd.                                           27,073     61,066
    SuperGroup P.L.C.                                             18,382    347,368
    Synthomer P.L.C.                                             120,395    684,282
    TalkTalk Telecom Group P.L.C.                                122,081    240,742
    Tate & Lyle P.L.C.                                           137,305  1,160,550
    Taylor Wimpey P.L.C.                                         759,825  1,604,150
    Ted Baker P.L.C.                                               4,938    176,790
    Telecom Plus P.L.C.                                           28,751    440,724
*   Tesco P.L.C.                                                 733,478  1,801,833
*   Thomas Cook Group P.L.C.                                     550,727    605,241
    Topps Tiles P.L.C.                                            22,737     23,845
    TP ICAP P.L.C.                                               174,982  1,023,544
    Travis Perkins P.L.C.                                         68,684  1,259,715

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE++
                                                                 ------- --------------
UNITED KINGDOM -- (Continued)
    Trifast P.L.C.                                                 8,295 $       21,518
    Trinity Mirror P.L.C.                                        178,060        233,645
    TT Electronics P.L.C.                                         46,202         86,624
    TUI AG(5666292)                                               63,010        924,748
    TUI AG(B11LJN4)                                               41,904        614,128
*   Tullow Oil P.L.C.                                            371,070      1,382,731
    U & I Group P.L.C.                                            30,865         63,063
    UBM P.L.C.                                                   106,385        945,311
    UDG Healthcare P.L.C.                                         72,965        590,152
    Ultra Electronics Holdings P.L.C.                             30,504        709,949
    Unilever P.L.C.                                                9,090        368,198
    Unilever P.L.C. Sponsored ADR                                 23,312        958,356
    UNITE Group P.L.C. (The)                                      63,696        470,159
    United Utilities Group P.L.C.                                 87,349      1,011,548
*   Vectura Group P.L.C.                                         100,389        164,547
    Vedanta Resources P.L.C.                                      31,877        421,263
    Vesuvius P.L.C.                                              104,802        624,428
    Victrex P.L.C.                                                31,809        762,273
    Virgin Money Holdings UK P.L.C.                               72,824        285,822
    Vitec Group P.L.C. (The)                                       9,130         78,273
    Vodafone Group P.L.C.                                        793,112      1,942,753
    Vodafone Group P.L.C. Sponsored ADR                          137,812      3,431,530
*   Volex P.L.C.                                                   1,437            823
    Weir Group P.L.C. (The)                                       56,140      1,422,171
    WH Smith P.L.C.                                               26,244        539,549
    Whitbread P.L.C.                                              31,532      1,560,898
    William Hill P.L.C.                                          349,049      1,138,563
    Wilmington P.L.C.                                              2,776          9,003
    Wincanton P.L.C.                                              14,780         45,904
    WM Morrison Supermarkets P.L.C.                              759,515      2,264,331
    Wolseley P.L.C.                                               36,508      2,260,948
    Worldpay Group P.L.C.                                         93,731        338,144
    WPP P.L.C.                                                    10,700        249,033
    WPP P.L.C. Sponsored ADR                                      17,868      2,076,976
    WS Atkins P.L.C.                                              27,887        514,289
    Xaar P.L.C.                                                   17,173         86,204
    Zoopla Property Group P.L.C.                                  32,830        151,606
                                                                         --------------
TOTAL UNITED KINGDOM                                                        305,694,510
                                                                         --------------
UNITED STATES -- (0.1%)
*   Diebold, Inc.                                                      1             16
*   IMAX Corp.                                                    11,043        360,002
*   TechnipFMC P.L.C.                                             77,648      2,544,805
                                                                         --------------
TOTAL UNITED STATES                                                           2,904,823
                                                                         --------------
TOTAL COMMON STOCKS                                                       2,537,953,622
                                                                         --------------
PREFERRED STOCKS -- (0.9%)
BRAZIL -- (0.6%)
    Alpargatas SA                                                 67,407        222,285
    Banco ABC Brasil SA(B23DMP8)                                  34,291        180,036

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
BRAZIL -- (Continued)
    Banco ABC Brasil SA(BD30TG6)                                   1,496 $     7,857
    Banco Bradesco SA                                             93,750     972,673
    Banco Bradesco SA ADR                                         52,364     540,920
    Banco do Estado do Rio Grande do Sul SA Class B               92,394     461,643
    Banco Pan SA                                                  66,997      34,020
    Braskem SA Class A                                            14,800     152,894
*   Centrais Eletricas Brasileiras SA Class B                     45,900     359,861
    Centrais Eletricas Santa Catarina                              2,600      15,086
    Cia Brasileira de Distribuicao                                36,529     671,668
    Cia de Gas de Sao Paulo - COMGAS Class A                       5,235      77,326
    Cia de Saneamento do Parana                                   41,300     184,931
    Cia de Transmissao de Energia Eletrica Paulista                9,749     203,261
    Cia Energetica de Minas Gerais                               162,637     471,528
    Cia Energetica de Sao Paulo Class B                           39,500     218,048
    Cia Energetica do Ceara Class A                                2,332      35,285
    Cia Ferro Ligas da Bahia--FERBASA                             24,000      66,025
    Cia Paranaense de Energia                                     21,205     216,407
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA        21,846      81,745
    Eucatex SA Industria e Comercio                                4,600       4,450
    Gerdau SA                                                    208,149     806,628
    Itau Unibanco Holding SA                                     311,792   3,683,974
    Itau Unibanco Holding SA ADR                                  21,844     257,975
    Lojas Americanas SA                                           87,552     464,946
    Marcopolo SA                                                 200,500     183,190
*   Petroleo Brasileiro SA                                       335,363   1,598,833
*   Petroleo Brasileiro SA Sponsored ADR                          72,469     689,180
*   Randon SA Implementos e Participacoes                        105,900     131,422
    Suzano Papel e Celulose SA Class A                            89,434     380,380
    Telefonica Brasil SA                                           7,400     109,587
*   Usinas Siderurgicas de Minas Gerais SA Class A               182,086     303,672
    Vale SA                                                      158,800   1,540,640
                                                                         -----------
TOTAL BRAZIL                                                              15,328,376
                                                                         -----------
CHILE -- (0.0%)
    Embotelladora Andina SA Class B                               17,884      64,482
                                                                         -----------
COLOMBIA -- (0.0%)
    Avianca Holdings SA                                           93,241      98,350
    Banco Davivienda SA                                           15,303     164,606
    Grupo Argos SA                                                 2,240      14,429
    Grupo Aval Acciones y Valores SA                              34,933      14,273
    Grupo de Inversiones Suramericana SA                           3,227      41,949
                                                                         -----------
TOTAL COLOMBIA                                                               333,607
                                                                         -----------
GERMANY -- (0.3%)
    Bayerische Motoren Werke AG                                    9,566     718,642
    Biotest AG                                                     5,294      91,735
    Draegerwerk AG & Co. KGaA                                      3,002     264,013
    Fuchs Petrolub SE                                             11,114     508,956
    Henkel AG & Co. KGaA                                           3,488     425,792
    Jungheinrich AG                                               17,883     551,116
    Porsche Automobil Holding SE                                  18,051   1,085,825
    Sartorius AG                                                   7,040     495,516

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
GERMANY -- (Continued)
    Schaeffler AG                                                  8,919 $   144,630
    Sixt SE                                                        7,753     318,522
    STO SE & Co. KGaA                                                791      80,646
    Villeroy & Boch AG                                             1,995      31,238
    Volkswagen AG                                                 23,665   3,695,432
                                                                         -----------
TOTAL GERMANY                                                              8,412,063
                                                                         -----------
INDIA -- (0.0%)
    UPL, Ltd., 5.000%                                              4,620       1,022
                                                                         -----------
TOTAL PREFERRED STOCKS                                                    24,139,550
                                                                         -----------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
*   Intercell AG Rights 05/16/13                                   4,255          --
                                                                         -----------
BRAZIL -- (0.0%)
*   Iochpe Maxion SA Rights 2/09/17                               15,650       1,986
*   Multiplan Empreendimentos Imobiliarios SA Rights 2/13/17         803       1,137
                                                                         -----------
TOTAL BRAZIL                                                                   3,123
                                                                         -----------
HONG KONG -- (0.0%)
*   Abel Engineering Rights 02/07/17                               2,114         191
                                                                         -----------
MALAYSIA -- (0.0%)
*   Pantech Group Holdings Bhd Rights12/21/21                      5,274         178
                                                                         -----------
PORTUGAL -- (0.0%)
#*  Banco Comercial Portugues SA Rights 02/02/17                 167,360     169,103
                                                                         -----------
SINGAPORE -- (0.0%)
*   Tat Hong Holdings, Ltd. Rights 03/02/2017                     30,200         643
                                                                         -----------
SOUTH KOREA -- (0.0%)
*   Korean Air Lines Co., Ltd. Rights 03/07/17                     3,256      15,550

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES      VALUE++
                                                                  --------- --------------
SOUTH KOREA -- (Continued)
*    Samsung Securities Co., Ltd. Rights 03/08/17                     1,949 $       10,231
                                                                            --------------
TOTAL SOUTH KOREA                                                                   25,781
                                                                            --------------
SPAIN -- (0.0%)
*    ACS Actividades de Construccion y Servicios SA Rights
       02/19/17                                                      32,858         14,756
                                                                            --------------
SWEDEN -- (0.0%)
*    Karo Pharma AB Rights 02/09/2017                                17,236          1,300
                                                                            --------------
TAIWAN -- (0.0%)
*    Gintech Energy Corp. Rights 02/15/17                            14,767          1,625
                                                                            --------------
THAILAND -- (0.0%)
*    TPI Polene PCL Rights 4/30/17                                   11,611             --
                                                                            --------------
TURKEY -- (0.0%)
*    Zorlu Enerji Elektrik Uretim A.S. Rights 02/13/17               44,214          3,047
                                                                            --------------
TOTAL RIGHTS/WARRANTS                                                              219,747
                                                                            --------------
TOTAL INVESTMENT SECURITIES                                                  2,562,312,919
                                                                            --------------

                                                                               VALUE+
                                                                            --------------
SECURITIES LENDING COLLATERAL -- (2.4%)
(S)@ DFA Short Term Investment Fund                               5,337,346     61,763,766
                                                                            --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,285,191,593)^^                       $2,624,076,685
                                                                            ==============

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ----------------------------------------------
                                                               LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                                             ------------ ------------ ------- ------------
Common Stocks
   Australia                                                 $  2,589,692 $123,041,630   --    $125,631,322
   Austria                                                             --   11,679,504   --      11,679,504
   Belgium                                                      1,432,115   25,419,432   --      26,851,547
   Brazil                                                       4,983,664   33,957,971   --      38,941,635
   Canada                                                     171,178,644        9,690   --     171,188,334
   Chile                                                        2,521,006    4,911,912   --       7,432,918
   China                                                       18,287,504  137,133,369   --     155,420,873
   Colombia                                                     1,810,814           --   --       1,810,814
   Czech Republic                                                      --      660,444   --         660,444
   Denmark                                                        753,059   31,738,261   --      32,491,320
   Egypt                                                               --      153,430   --         153,430
   Finland                                                         38,957   34,515,868   --      34,554,825
   France                                                       3,416,183  131,152,496   --     134,568,679
   Germany                                                      6,253,466  128,401,489   --     134,654,955
   Greece                                                              --    1,939,340   --       1,939,340
   Hong Kong                                                      350,467   57,198,335   --      57,548,802
   Hungary                                                         36,840    2,059,338   --       2,096,178
   India                                                        1,961,124   62,492,757   --      64,453,881
   Indonesia                                                      395,434   16,013,113   --      16,408,547
   Ireland                                                      2,377,634    7,275,206   --       9,652,840
   Israel                                                       3,308,590    9,508,279   --      12,816,869
   Italy                                                        2,880,331   46,240,259   --      49,120,590
   Japan                                                       14,900,795  445,769,808   --     460,670,603
   Malaysia                                                            --   16,978,900   --      16,978,900
   Mexico                                                      23,527,593           --   --      23,527,593
   Netherlands                                                  9,788,043   42,910,210   --      52,698,253
   New Zealand                                                     54,360   10,712,983   --      10,767,343
   Norway                                                         888,692   17,267,772   --      18,156,464
   Peru                                                           600,406           --   --         600,406
   Philippines                                                    141,896    8,083,089   --       8,224,985
   Poland                                                              --    9,304,640   --       9,304,640
   Portugal                                                            --    4,995,027   --       4,995,027
   Russia                                                         633,824    7,431,168   --       8,064,992
   Singapore                                                           --   21,725,433   --      21,725,433
   South Africa                                                 6,067,377   42,383,614   --      48,450,991
   South Korea                                                  5,664,371   97,849,353   --     103,513,724
   Spain                                                        3,678,318   42,146,528   --      45,824,846
   Sweden                                                         591,946   56,330,110   --      56,922,056
   Switzerland                                                 14,999,341  113,731,198   --     128,730,539
   Taiwan                                                       3,996,055   91,026,351   --      95,022,406
   Thailand                                                    17,242,953       35,854   --      17,278,807
   Turkey                                                          68,220    7,750,414   --       7,818,634
   United Kingdom                                              75,911,201  229,783,309   --     305,694,510
   United States                                                2,904,807           16   --       2,904,823
Preferred Stocks
   Brazil                                                       1,495,932   13,832,444   --      15,328,376
   Chile                                                               --       64,482   --          64,482
   Colombia                                                       333,607           --   --         333,607
   Germany                                                             --    8,412,063   --       8,412,063
   India                                                            1,022           --   --           1,022
Rights/Warrants
   Brazil                                                              --        3,123   --           3,123
   Hong Kong                                                           --          191   --             191
   Malaysia                                                            --          178   --             178
   Portugal                                                            --      169,103   --         169,103

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


   Singapore                                                           --              643 --             643
   South Korea                                                         --           25,781 --          25,781
   Spain                                                               --           14,756 --          14,756
   Sweden                                                              --            1,300 --           1,300
   Taiwan                                                              --            1,625 --           1,625
   Turkey                                                              --            3,047 --           3,047
Securities Lending Collateral                                          --       61,763,766 --      61,763,766
                                                             ------------   -------------- --  --------------
TOTAL                                                        $408,066,283   $2,216,010,402 --  $2,624,076,685
                                                             ============   ============== ==  ==============

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                                        VALUE+
                                                                                      -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company  $56,038,111
                                                                                      -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $50,618,017)^^                                                             $56,038,111
                                                                                      ===========

Summary of the Portfolio's Master Fund's investments as of January 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       VA U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                        SHARES   VALUE+
                                                                        ------ ----------
COMMON STOCKS -- (91.7%)
Consumer Discretionary -- (13.2%)
*          1-800-Flowers.com, Inc. Class A                               8,479 $   76,311
           A.H. Belo Corp. Class A                                       6,766     42,964
           Aaron's, Inc.                                                17,427    539,191
#          Abercrombie & Fitch Co. Class A                              12,983    150,733
*          Adient P.L.C.                                                18,565  1,178,692
           AMC Entertainment Holdings, Inc. Class A                      7,075    238,781
*          America's Car-Mart, Inc.                                      3,177    133,275
*          American Axle & Manufacturing Holdings, Inc.                  6,303    128,581
*          American Public Education, Inc.                               4,812    116,932
*          Apollo Education Group, Inc.                                  2,226     22,238
#*         Arctic Cat, Inc.                                              4,884     91,819
           Ark Restaurants Corp.                                           411      9,276
#*         Ascena Retail Group, Inc.                                    37,261    179,225
*          Ascent Capital Group, Inc. Class A                            4,127     63,927
*          AutoNation, Inc.                                             20,683  1,098,681
*          AV Homes, Inc.                                                6,986    123,303
*          Ballantyne Strong, Inc.                                       3,604     26,129
*          Barnes & Noble Education, Inc.                               15,404    154,810
           Barnes & Noble, Inc.                                         10,830    110,466
           Bassett Furniture Industries, Inc.                            2,400     67,680
           Beasley Broadcast Group, Inc. Class A                         1,850     13,875
*          Belmond, Ltd. Class A                                        22,017    304,935
(degrees)* Big 4 Ranch, Inc.                                               300         --
#          Big 5 Sporting Goods Corp.                                    7,076    108,970
*          Biglari Holdings, Inc.                                          274    121,437
*          Black Diamond, Inc.                                           2,603     14,577
*          Boot Barn Holdings, Inc.                                        833      9,038
           Bowl America, Inc. Class A                                      120      1,749
*          Bridgepoint Education, Inc.                                  16,133    171,655
*          Build-A-Bear Workshop, Inc.                                   3,755     45,060
#          CalAtlantic Group, Inc.                                      24,480    853,618
           Caleres, Inc.                                                 9,312    286,344
           Callaway Golf Co.                                            20,349    230,554
           Canterbury Park Holding Corp.                                   332      3,337
*          Career Education Corp.                                       20,485    200,138
           Carriage Services, Inc.                                       4,980    129,231
           Cato Corp. (The) Class A                                      4,275    108,542
*          Cavco Industries, Inc.                                        1,874    184,120
*          Century Casinos, Inc.                                         2,707     19,084
*          Century Communities, Inc.                                     7,034    160,023
*          Cherokee, Inc.                                                1,000      9,400
           Chico's FAS, Inc.                                            12,343    166,507
#          Children's Place, Inc. (The)                                  1,762    170,914
*          Christopher & Banks Corp.                                    10,070     13,494
           Citi Trends, Inc.                                             5,360     86,028
*          Conn's, Inc.                                                    100      1,055
#*         Container Store Group, Inc. (The)                             5,454     26,561
#          Cooper Tire & Rubber Co.                                     11,149    404,151
*          Cooper-Standard Holdings, Inc.                                3,566    375,428
           Core-Mark Holding Co., Inc.                                   6,822    238,292
           CSS Industries, Inc.                                          2,121     52,219

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Consumer Discretionary -- (Continued)
    Culp, Inc.                                                      231 $    7,438
*   Cumulus Media, Inc. Class A                                   3,453      3,446
#*  Daily Journal Corp.                                              52     11,253
    Dana, Inc.                                                   27,813    560,154
*   Deckers Outdoor Corp.                                         6,345    365,472
*   Del Frisco's Restaurant Group, Inc.                           8,976    157,080
#*  Del Taco Restaurants, Inc.                                   13,090    178,548
*   Delta Apparel, Inc.                                           2,240     41,978
#*  Destination XL Group, Inc.                                      363      1,289
    DeVry Education Group, Inc.                                  19,623    657,370
#   Dillard's, Inc. Class A                                       7,236    408,400
*   Dixie Group, Inc. (The)                                       3,300     11,550
    Dover Motorsports, Inc.                                       3,360      7,560
    DSW, Inc. Class A                                            14,006    296,367
#*  El Pollo Loco Holdings, Inc.                                  6,630     82,543
*   Eldorado Resorts, Inc.                                        1,650     25,575
    Entercom Communications Corp. Class A                        11,023    156,527
    Escalade, Inc.                                                  794     10,481
    Ethan Allen Interiors, Inc.                                   5,435    158,158
*   EVINE Live, Inc.                                              5,200      7,904
#*  EW Scripps Co. (The) Class A                                 18,731    364,880
*   Express, Inc.                                                15,098    160,492
*   Fiesta Restaurant Group, Inc.                                 2,845     74,823
#   Finish Line, Inc. (The) Class A                               8,051    138,477
    Flexsteel Industries, Inc.                                    1,351     68,712
*   Fossil Group, Inc.                                            9,236    236,165
#   Fred's, Inc. Class A                                         10,482    152,723
*   FTD Cos., Inc.                                                7,306    167,892
#*  G-III Apparel Group, Ltd.                                     8,781    230,589
#*  Gaia, Inc.                                                    1,495     13,007
    GameStop Corp. Class A                                       21,553    527,833
    Gaming Partners International Corp.                             300      3,555
    Gannett Co., Inc.                                            22,590    217,316
*   Genesco, Inc.                                                 3,998    240,680
#   Gentex Corp.                                                 20,419    426,553
#*  Global Eagle Entertainment, Inc.                              1,124      6,924
    Graham Holdings Co. Class B                                   1,148    596,443
*   Gray Television, Inc.                                        15,873    188,095
*   Green Brick Partners, Inc.                                    5,473     52,541
#   Group 1 Automotive, Inc.                                      5,157    416,634
#   Guess?, Inc.                                                 23,477    299,801
    Harman International Industries, Inc.                         6,824    758,556
    Harte-Hanks, Inc.                                            10,685     16,669
    Haverty Furniture Cos., Inc.                                  3,937     85,827
*   Helen of Troy, Ltd.                                           1,209    112,800
    Hooker Furniture Corp.                                        2,723     90,404
*   Houghton Mifflin Harcourt Co.                                19,101    215,841
*   Iconix Brand Group, Inc.                                     18,765    193,092
    ILG, Inc.                                                    29,587    560,674
#   International Game Technology P.L.C.                         50,779  1,341,073
    International Speedway Corp. Class A                          4,822    176,726
#*  iRobot Corp.                                                  3,894    235,821
*   J Alexander's Holdings, Inc.                                  1,215     12,150

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                        SHARES    VALUE+
                                                                        ------- ----------
Consumer Discretionary -- (Continued)
*          JAKKS Pacific, Inc.                                              539 $    2,749
*          JC Penney Co., Inc.                                           54,959    365,477
           Johnson Outdoors, Inc. Class A                                 2,148     74,063
*          K12, Inc.                                                     11,866    236,489
#          KB Home                                                       22,037    360,966
*          Kirkland's, Inc.                                               3,316     46,026
           Kohl's Corp.                                                   2,743    109,254
#*         Kona Grill, Inc.                                               1,911     17,486
*          La Quinta Holdings, Inc.                                      18,321    258,876
           La-Z-Boy, Inc.                                                10,640    304,304
*          Lakeland Industries, Inc.                                      2,265     24,575
#*         LGI Homes, Inc.                                                  773     24,009
           Libbey, Inc.                                                   5,451     93,267
           Liberty Tax, Inc.                                              1,820     24,388
*          Liberty TripAdvisor Holdings, Inc. Class A                    14,134    253,705
           Lifetime Brands, Inc.                                          3,891     58,170
#          Lithia Motors, Inc. Class A                                    3,269    337,099
*          Luby's, Inc.                                                   7,944     29,154
*          M/I Homes, Inc.                                                5,985    150,463
*          Madison Square Garden Co. (The) Class A                        4,986    875,891
           Marcus Corp. (The)                                             3,591    106,473
*          MarineMax, Inc.                                                5,308    113,857
#          Marriott Vacations Worldwide Corp.                             5,964    515,767
*          McClatchy Co. (The) Class A                                    1,328     15,325
           MDC Holdings, Inc.                                            13,469    364,202
(degrees)* Media General, Inc.                                           11,816      3,662
#          Meredith Corp.                                                 7,775    476,607
*          Meritage Homes Corp.                                           9,811    360,554
*          Modine Manufacturing Co.                                      10,439    141,970
*          Monarch Casino & Resort, Inc.                                    777     18,462
*          Motorcar Parts of America, Inc.                                4,953    129,917
           Movado Group, Inc.                                             3,197     86,799
*          New Home Co., Inc. (The)                                       4,689     48,953
           New Media Investment Group, Inc.                              13,573    206,853
*          New York & Co., Inc.                                           5,571     12,089
           New York Times Co. (The) Class A                              31,945    431,257
           News Corp. Class A                                            85,727  1,053,585
           News Corp. Class B                                            35,947    454,730
           Nexstar Media Group, Inc.                                      1,475     96,465
           Office Depot, Inc.                                           122,111    543,394
#*         Ollie's Bargain Outlet Holdings, Inc.                            400     12,220
*          Overstock.com, Inc.                                            4,089     67,877
           Oxford Industries, Inc.                                          518     28,500
#*         Papa Murphy's Holdings, Inc.                                   1,285      5,808
#*         Party City Holdco, Inc.                                        7,862    113,606
#          Penske Automotive Group, Inc.                                 16,817    914,172
*          Perry Ellis International, Inc.                                3,029     71,454
           Pier 1 Imports, Inc.                                          23,190    168,591
*          Potbelly Corp.                                                 4,723     61,399
           PulteGroup, Inc.                                              82,860  1,782,319
#*         Radio One, Inc. Class D                                        3,383     10,149
           RCI Hospitality Holdings, Inc.                                 2,700     47,385
*          Reading International, Inc. Class A                            5,626     91,985

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Consumer Discretionary -- (Continued)
*   Red Lion Hotels Corp.                                          6,595 $   52,760
*   Red Robin Gourmet Burgers, Inc.                                3,969    188,726
*   Regis Corp.                                                   11,475    159,732
#   Rent-A-Center, Inc.                                           19,265    172,614
    Rocky Brands, Inc.                                             1,900     24,035
*   Ruby Tuesday, Inc.                                            16,609     32,554
    Saga Communications, Inc. Class A                              1,966     98,890
    Salem Media Group, Inc.                                        4,900     29,890
    Scholastic Corp.                                               8,507    389,450
*   Sequential Brands Group, Inc.                                  4,756     22,020
*   Shiloh Industries, Inc.                                        5,891     70,633
    Shoe Carnival, Inc.                                            4,498    115,014
#   Signet Jewelers, Ltd.                                            126      9,786
*   Skechers U.S.A., Inc. Class A                                  5,088    127,811
#*  Skyline Corp.                                                    791      8,282
    Sonic Automotive, Inc. Class A                                 5,430    127,062
    Spartan Motors, Inc.                                           9,015     71,219
#   Speedway Motorsports, Inc.                                     9,772    210,000
#   Stage Stores, Inc.                                             9,977     27,936
    Standard Motor Products, Inc.                                  4,915    245,111
    Stanley Furniture Co., Inc.                                    3,305      3,107
    Staples, Inc.                                                164,889  1,516,979
    Strattec Security Corp.                                          559     17,217
    Superior Industries International, Inc.                        4,701    108,358
    Superior Uniform Group, Inc.                                   3,972     67,603
    Tailored Brands, Inc.                                            765     16,256
*   Tandy Leather Factory, Inc.                                    2,694     20,879
*   Taylor Morrison Home Corp. Class A                             7,153    138,768
    TEGNA, Inc.                                                   42,602    976,012
#   Thor Industries, Inc.                                             84      8,694
*   Tilly's, Inc. Class A                                          3,737     50,076
    Time, Inc.                                                    25,775    496,169
*   Toll Brothers, Inc.                                           43,252  1,356,383
*   TopBuild Corp.                                                10,058    373,252
    Tower International, Inc.                                      4,719    123,638
*   Townsquare Media, Inc. Class A                                 1,365     14,578
*   Trans World Entertainment Corp.                                8,600     23,650
*   TRI Pointe Group, Inc.                                        48,892    599,905
*   Tuesday Morning Corp.                                         11,651     50,099
*   UCP, Inc. Class A                                              2,130     24,176
*   Unifi, Inc.                                                    5,360    144,130
    Universal Technical Institute, Inc.                            1,400      4,494
*   Vera Bradley, Inc.                                             6,501     74,501
*   Vince Holding Corp.                                            7,108     21,679
*   Vista Outdoor, Inc.                                            6,825    196,628
#*  Vitamin Shoppe, Inc.                                           4,324     93,615
*   VOXX International Corp.                                       7,853     32,983
*   WCI Communities, Inc.                                          4,107     96,104
    Wendy's Co. (The)                                             31,194    422,055
*   West Marine, Inc.                                              7,465     69,201
    Weyco Group, Inc.                                                493     13,893
#*  William Lyon Homes Class A                                     9,419    166,245
#   Winnebago Industries, Inc.                                     6,849    215,059

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ -----------
Consumer Discretionary -- (Continued)
    Wolverine World Wide, Inc.                                   17,141 $   402,642
*   ZAGG, Inc.                                                    6,407      42,927
#*  Zumiez, Inc.                                                  6,698     134,295
                                                                        -----------
Total Consumer Discretionary                                             43,098,783
                                                                        -----------
Consumer Staples -- (2.6%)
#   Alico, Inc.                                                   1,067      28,756
*   Alliance One International, Inc.                              3,022      50,316
    Andersons, Inc. (The)                                         7,081     267,308
#   Cal-Maine Foods, Inc.                                         6,389     266,421
*   Central Garden & Pet Co.                                      2,954      97,039
*   Central Garden & Pet Co. Class A                              8,305     255,628
#*  Chefs' Warehouse, Inc. (The)                                  5,878      98,163
#*  Craft Brew Alliance, Inc.                                     5,878      89,346
*   Darling Ingredients, Inc.                                    37,271     447,252
    Dean Foods Co.                                               17,935     356,189
    Fresh Del Monte Produce, Inc.                                 9,976     571,126
    Ingles Markets, Inc. Class A                                  3,020     136,655
    Ingredion, Inc.                                               3,798     486,866
    Inter Parfums, Inc.                                           5,983     204,020
    John B. Sanfilippo & Son, Inc.                                1,551     102,040
*   Landec Corp.                                                  1,149      14,477
    Limoneira Co.                                                 2,225      37,825
    Mannatech, Inc.                                                 682      13,538
#   MGP Ingredients, Inc.                                         1,467      62,186
*   Natural Alternatives International, Inc.                      1,808      20,611
#*  Natural Grocers by Vitamin Cottage, Inc.                      1,854      23,435
    Nature's Sunshine Products, Inc.                                800      10,200
    Nutraceutical International Corp.                             2,600      87,100
    Ocean Bio-Chem, Inc.                                          2,771      10,530
    Oil-Dri Corp. of America                                        882      29,679
*   Omega Protein Corp.                                           5,772     144,011
#   Orchids Paper Products Co.                                    2,127      58,088
#*  Post Holdings, Inc.                                          11,644     974,370
#   Sanderson Farms, Inc.                                         7,420     675,220
*   Seaboard Corp.                                                  152     585,200
*   Seneca Foods Corp. Class A                                    2,614      93,712
#*  Smart & Final Stores, Inc.                                    1,562      22,415
#   Snyder's-Lance, Inc.                                          7,442     285,624
    SpartanNash Co.                                               7,655     289,818
*   United Natural Foods, Inc.                                   14,367     656,572
    Universal Corp.                                               6,470     439,960
    Village Super Market, Inc. Class A                            3,265      98,897
    Weis Markets, Inc.                                            5,710     339,402
                                                                        -----------
Total Consumer Staples                                                    8,429,995
                                                                        -----------
Energy -- (8.5%)
    Adams Resources & Energy, Inc.                                  489      18,949
    Alon USA Energy, Inc.                                        21,368     240,604
#*  Approach Resources, Inc.                                      6,068      19,721
    Archrock, Inc.                                               13,497     197,056
    Atwood Oceanics, Inc.                                         8,645     105,123

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Energy -- (Continued)
*   Barnwell Industries, Inc.                                       480 $      804
*   Bill Barrett Corp.                                           24,395    159,787
#   Bristow Group, Inc.                                          10,870    191,964
*   Callon Petroleum Co.                                          3,276     50,057
*   Clayton Williams Energy, Inc.                                 1,771    257,592
*   Clean Energy Fuels Corp.                                     13,770     35,664
#*  Cloud Peak Energy, Inc.                                       8,161     46,436
#   CONSOL Energy, Inc.                                          61,383  1,039,828
*   Contango Oil & Gas Co.                                        7,315     59,252
#   CVR Energy, Inc.                                              6,958    154,537
*   Dawson Geophysical Co.                                        8,333     65,997
    Delek US Holdings, Inc.                                      16,173    362,275
*   Denbury Resources, Inc.                                      95,910    321,299
#   DHT Holdings, Inc.                                           28,044    131,526
*   Diamond Offshore Drilling, Inc.                              27,754    454,611
#*  Dorian LPG, Ltd.                                             13,227    149,597
#*  Dril-Quip, Inc.                                              10,030    623,866
*   Eclipse Resources Corp.                                      20,133     49,527
*   ENGlobal Corp.                                                2,200      6,116
#*  EP Energy Corp. Class A                                      13,063     68,450
*   Era Group, Inc.                                               6,933    108,571
*   Exterran Corp.                                               10,215    316,869
*   Forum Energy Technologies, Inc.                               6,009    130,395
#   GasLog, Ltd.                                                  8,799    146,943
#*  Geospace Technologies Corp.                                   1,763     41,148
    Green Plains, Inc.                                           10,559    237,578
    Gulf Island Fabrication, Inc.                                 4,850     67,415
#*  Gulfmark Offshore, Inc. Class A                               4,796      8,153
    Hallador Energy Co.                                           9,690     91,086
*   Helix Energy Solutions Group, Inc.                           49,076    416,164
    Helmerich & Payne, Inc.                                       6,427    457,345
#   HollyFrontier Corp.                                          46,981  1,361,040
#*  Hornbeck Offshore Services, Inc.                              5,318     38,556
*   International Seaways, Inc.                                   4,274     74,282
#*  Jones Energy, Inc. Class A                                    2,679     11,922
#*  Kosmos Energy, Ltd.                                           5,284     34,557
*   Matrix Service Co.                                            7,938    177,811
#*  McDermott International, Inc.                                64,706    524,119
*   Mitcham Industries, Inc.                                      3,927     19,066
#   Murphy Oil Corp.                                             42,340  1,224,049
    Nabors Industries, Ltd.                                      75,434  1,225,802
*   Natural Gas Services Group, Inc.                              4,280    122,836
*   Newpark Resources, Inc.                                      30,830    232,767
    Noble Corp. P.L.C.                                           46,781    315,772
#   Nordic American Tankers, Ltd.                                   841      7,266
#*  Northern Oil and Gas, Inc.                                    1,157      4,165
*   Oasis Petroleum, Inc.                                        62,908    889,519
    Oceaneering International, Inc.                              18,135    505,060
*   Oil States International, Inc.                               16,831    664,825
    Overseas Shipholding Group, Inc. Class A                     12,824     62,966
#*  Pacific Drilling SA                                           1,134      3,742
*   Pacific Ethanol, Inc.                                        12,708     90,227
    Panhandle Oil and Gas, Inc. Class A                           2,090     45,980

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Energy -- (Continued)
*   Par Pacific Holdings, Inc.                                     4,550 $    66,112
*   Parker Drilling Co.                                           40,173     102,441
#   Patterson-UTI Energy, Inc.                                    38,668   1,084,251
    PBF Energy, Inc. Class A                                      28,450     659,756
*   PDC Energy, Inc.                                              13,889   1,026,953
*   PHI, Inc. Non-Voting                                           3,824      60,610
*   QEP Resources, Inc.                                           12,767     222,656
#*  Renewable Energy Group, Inc.                                  10,750      93,525
#*  REX American Resources Corp.                                   1,614     134,010
*   Rice Energy, Inc.                                             65,259   1,294,086
*   Ring Energy, Inc.                                                640       8,448
#*  Rowan Cos. P.L.C. Class A                                     39,182     702,141
*   RSP Permian, Inc.                                             18,074     769,229
    Scorpio Tankers, Inc.                                         51,438     197,008
*   SEACOR Holdings, Inc.                                          4,242     312,084
    SemGroup Corp. Class A                                         1,280      50,816
#   Ship Finance International, Ltd.                               9,581     143,715
*   Southwestern Energy Co.                                       17,196     154,936
    Superior Energy Services, Inc.                                41,031     725,018
#*  Synergy Resources Corp.                                          752       6,475
*   TechnipFMC P.L.C.                                             26,057     876,036
    Teekay Corp.                                                     400       4,020
    Teekay Tankers, Ltd. Class A                                  35,409      86,752
#*  Tesco Corp.                                                   18,181     156,357
*   TETRA Technologies, Inc.                                      14,556      72,198
#   Tidewater, Inc.                                                6,303      13,867
*   Transocean, Ltd.                                             104,209   1,455,800
#*  Unit Corp.                                                    16,577     431,002
    Western Refining, Inc.                                        16,805     588,343
*   Whiting Petroleum Corp.                                       74,233     823,244
*   Willbros Group, Inc.                                           7,500      22,725
    World Fuel Services Corp.                                      4,457     198,247
*   WPX Energy, Inc.                                              53,745     748,668
                                                                         -----------
Total Energy                                                              27,760,163
                                                                         -----------
Financials -- (24.3%)
    1st Constitution Bancorp                                         713      11,978
    1st Source Corp.                                               6,479     292,268
    ACNB Corp.                                                       539      16,170
*   Allegiance Bancshares, Inc.                                      549      17,815
    Allied World Assurance Co. Holdings AG                        18,903   1,004,316
#*  Ambac Financial Group, Inc.                                   11,804     246,940
    American Equity Investment Life Holding Co.                   21,223     500,863
    American Financial Group, Inc.                                 1,547     133,305
    American National Bankshares, Inc.                             1,394      49,487
    American National Insurance Co.                                4,189     488,396
*   American River Bankshares                                        776      11,640
    AmeriServ Financial, Inc.                                      6,300      24,885
    AmTrust Financial Services, Inc.                                 869      22,933
*   Anchor Bancorp, Inc.                                             399      10,753
    Argo Group International Holdings, Ltd.                        5,799     370,846
    Arrow Financial Corp.                                            764      26,969
    Aspen Insurance Holdings, Ltd.                                13,029     734,836

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Financials -- (Continued)
    Associated Banc-Corp                                         31,222 $  789,917
    Assurant, Inc.                                               12,841  1,247,246
    Assured Guaranty, Ltd.                                       29,220  1,136,950
*   Asta Funding, Inc.                                            1,714     17,483
    Astoria Financial Corp.                                      18,463    349,135
*   Atlanticus Holdings Corp.                                     2,898      8,230
*   Atlas Financial Holdings, Inc.                                4,391     74,647
    Auburn National Bancorporation, Inc.                             44      1,445
    Axis Capital Holdings, Ltd.                                  19,622  1,256,004
    Baldwin & Lyons, Inc. Class B                                 3,484     83,616
#   Banc of California, Inc.                                      8,961    141,584
    BancFirst Corp.                                               2,162    203,985
*   Bancorp, Inc. (The)                                          20,411    122,262
    BancorpSouth, Inc.                                           18,378    545,827
    Bank Mutual Corp.                                            10,610    101,326
    Bank of Commerce Holdings                                     2,233     22,218
    Bank of Marin Bancorp                                           784     52,685
    BankFinancial Corp.                                           4,311     58,069
    Banner Corp.                                                  7,963    446,884
    Bar Harbor Bankshares                                           579     25,088
    BCB Bancorp, Inc.                                               994     13,469
    Bear State Financial, Inc.                                      622      6,264
    Beneficial Bancorp, Inc.                                     18,928    337,865
    Berkshire Hills Bancorp, Inc.                                 8,850    313,290
    Blue Hills Bancorp, Inc.                                      8,146    154,774
    BNC Bancorp                                                   2,545     89,711
#   BOK Financial Corp.                                           6,255    514,411
    Boston Private Financial Holdings, Inc.                      17,233    284,344
    Bridge Bancorp, Inc.                                          2,276     82,277
    Brookline Bancorp, Inc.                                      16,614    261,670
    Bryn Mawr Bank Corp.                                          3,881    155,434
*   BSB Bancorp, Inc.                                               388     10,767
    C&F Financial Corp.                                             179      7,760
    Calamos Asset Management, Inc. Class A                        5,477     46,116
    California First National Bancorp                             1,000     16,150
    Camden National Corp.                                         3,509    145,553
#   Capital Bank Financial Corp. Class A                          5,511    217,133
    Capital City Bank Group, Inc.                                 4,260     88,139
    Capitol Federal Financial, Inc.                              29,722    459,205
    Cardinal Financial Corp.                                      6,408    200,955
*   Cascade Bancorp                                              15,716    125,257
    Cathay General Bancorp                                        1,141     41,578
    CenterState Banks, Inc.                                       8,972    218,827
    Central Pacific Financial Corp.                               6,301    197,410
    Central Valley Community Bancorp                              1,886     38,154
    Century Bancorp, Inc. Class A                                   368     22,190
    Charter Financial Corp.                                       1,777     30,529
    Chemical Financial Corp.                                      2,912    143,940
    Citizens Community Bancorp, Inc.                              2,054     25,593
    Citizens Holding Co.                                            171      4,361
    City Holding Co.                                              2,188    142,417
    Civista Bancshares, Inc.                                      1,249     25,592
    Clifton Bancorp, Inc.                                         6,789    105,365

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Financials -- (Continued)
    CNB Financial Corp.                                           1,934 $   45,372
    CNO Financial Group, Inc.                                    28,026    529,972
    Codorus Valley Bancorp, Inc.                                    933     23,950
    Columbia Banking System, Inc.                                11,315    449,884
#   Community Bank System, Inc.                                   8,429    491,916
*   Community Bankers Trust Corp.                                 1,439     10,793
    Community Trust Bancorp, Inc.                                 3,209    148,416
    ConnectOne Bancorp, Inc.                                      8,859    218,817
*   Consumer Portfolio Services, Inc.                             5,621     26,868
#*  Cowen Group, Inc. Class A                                     4,311     64,665
*   CU Bancorp                                                    1,456     52,780
    Cullen/Frost Bankers, Inc.                                      288     25,747
*   Customers Bancorp, Inc.                                       5,217    179,778
#   CVB Financial Corp.                                           9,973    224,791
    Dime Community Bancshares, Inc.                               9,362    200,347
    DNB Financial Corp.                                             372     12,369
    Donegal Group, Inc. Class A                                   7,034    115,850
    Donegal Group, Inc. Class B                                     592      9,635
    EMC Insurance Group, Inc.                                     4,869    141,931
    Employers Holdings, Inc.                                      8,945    326,045
#*  Encore Capital Group, Inc.                                    3,776    116,867
    Endurance Specialty Holdings, Ltd.                           13,895  1,287,928
*   Enova International, Inc.                                     6,351     89,549
*   Enstar Group, Ltd.                                            2,041    395,240
    Enterprise Bancorp, Inc.                                        353     11,864
    Enterprise Financial Services Corp.                           3,802    158,353
    ESSA Bancorp, Inc.                                            1,308     20,706
    EverBank Financial Corp.                                     10,492    203,860
*   Ezcorp, Inc. Class A                                         18,858    186,694
    Farmers Capital Bank Corp.                                    1,442     53,570
    Farmers National Banc Corp.                                   5,114     64,436
    FBL Financial Group, Inc. Class A                             4,662    325,408
*   FCB Financial Holdings, Inc. Class A                          5,758    270,338
    Federal Agricultural Mortgage Corp. Class C                   1,100     61,226
    Federated National Holding Co.                                5,094     93,424
#   Fidelity & Guaranty Life                                      3,407     81,598
    Fidelity Southern Corp.                                       5,342    124,202
    Financial Institutions, Inc.                                  3,518    115,918
*   First Acceptance Corp.                                        5,500      8,745
    First American Financial Corp.                               24,860    934,239
*   First BanCorp(318672706)                                     54,205    364,258
    First Bancorp(318910106)                                      5,011    146,672
#   First Bancorp, Inc.                                           1,542     41,634
    First Busey Corp.                                             3,079     90,061
    First Business Financial Services, Inc.                         600     14,538
    First Citizens BancShares, Inc. Class A                       2,185    801,327
    First Commonwealth Financial Corp.                           23,663    334,122
    First Community Bancshares, Inc.                              5,263    153,153
    First Connecticut Bancorp, Inc.                               2,886     65,368
    First Defiance Financial Corp.                                2,005     97,162
    First Federal of Northern Michigan Bancorp, Inc.                200      1,640
    First Financial Bancorp                                      12,228    336,881
    First Financial Corp.                                         1,400     67,690

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Financials -- (Continued)
    First Financial Northwest, Inc.                               2,949 $ 61,192
*   First Foundation, Inc.                                        3,016   43,732
    First Interstate BancSystem, Inc. Class A                     3,750  154,312
    First Merchants Corp.                                         9,652  369,961
    First Mid-Illinois Bancshares, Inc.                             395   12,446
    First Midwest Bancorp, Inc.                                  18,668  453,259
#*  First NBC Bank Holding Co.                                    5,131   20,524
*   First Northwest Bancorp                                       1,905   28,213
    First of Long Island Corp. (The)                              1,596   43,252
    First South Bancorp, Inc.                                       720    8,921
    FirstCash, Inc.                                               3,202  136,725
*   Flagstar Bancorp, Inc.                                       14,114  363,718
    Flushing Financial Corp.                                      6,308  171,578
#   FNB Corp.                                                    32,880  491,227
#*  FNFV Group                                                   16,608  215,904
    FS Bancorp, Inc.                                                299   10,689
    Fulton Financial Corp.                                       36,947  672,435
    Gain Capital Holdings, Inc.                                  17,960  134,880
*   Genworth Financial, Inc. Class A                             77,912  261,784
    German American Bancorp, Inc.                                   721   34,601
    Glacier Bancorp, Inc.                                         1,997   70,953
*   Global Indemnity, Ltd.                                        2,511   99,210
    Great Southern Bancorp, Inc.                                  3,414  170,871
    Great Western Bancorp, Inc.                                  12,578  537,709
*   Green Bancorp, Inc.                                           6,150  105,473
*   Green Dot Corp. Class A                                       9,828  263,390
*   Greenlight Capital Re, Ltd. Class A                           9,416  212,802
    Guaranty Bancorp                                              3,101   75,044
    Guaranty Federal Bancshares, Inc.                               100    2,040
*   Hallmark Financial Services, Inc.                             5,065   55,411
    Hancock Holding Co.                                          15,899  728,969
    Hanmi Financial Corp.                                         6,076  201,419
    Hanover Insurance Group, Inc. (The)                           8,353  701,151
#   HCI Group, Inc.                                               3,566  147,490
    Heartland Financial USA, Inc.                                 4,608  215,654
    Heritage Commerce Corp.                                       7,312  102,660
    Heritage Financial Corp.                                      8,641  220,345
    Heritage Insurance Holdings, Inc.                             8,054  114,206
    Heritage Oaks Bancorp                                         1,303   17,643
    Hilltop Holdings, Inc.                                       21,057  576,541
*   HMN Financial, Inc.                                             750   13,688
    Home Bancorp, Inc.                                              724   25,753
*   HomeStreet, Inc.                                              6,669  174,728
*   HomeTrust Bancshares, Inc.                                    4,946  122,414
    Hope Bancorp, Inc.                                           36,109  755,039
    HopFed Bancorp, Inc.                                            683    9,692
    Horace Mann Educators Corp.                                   5,699  235,654
    Horizon Bancorp                                               5,596  143,425
    Iberiabank Corp.                                              8,428  692,360
    Independence Holding Co.                                      4,791   95,341
    Independent Bank Corp.(453836108)                             4,115  256,570
    Independent Bank Corp.(453838609)                             3,881   81,501
    Independent Bank Group, Inc.                                  2,270  141,080

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Financials -- (Continued)
    Infinity Property & Casualty Corp.                            2,098 $  182,211
    International Bancshares Corp.                               17,632    654,147
*   INTL. FCStone, Inc.                                           3,067    113,111
    Investment Technology Group, Inc.                             5,916    119,030
#   Investors Bancorp, Inc.                                      69,314    994,656
    Investors Title Co.                                             125     15,190
    James River Group Holdings, Ltd.                              4,243    168,235
    Janus Capital Group, Inc.                                     7,701     96,263
*   KCG Holdings, Inc. Class A                                   21,482    300,104
    Kearny Financial Corp.                                       22,071    336,583
    Kemper Corp.                                                 13,671    590,587
    Kentucky First Federal Bancorp                                  120      1,140
#   Kingstone Cos., Inc.                                          2,314     27,652
*   Ladenburg Thalmann Financial Services, Inc.                  11,572     26,616
    Lakeland Bancorp, Inc.                                        8,519    158,027
    Landmark Bancorp, Inc.                                          196      5,978
    LegacyTexas Financial Group, Inc.                             9,427    389,524
#   Legg Mason, Inc.                                             22,003    697,275
    Macatawa Bank Corp.                                           6,205     63,415
    Mackinac Financial Corp.                                      1,448     19,229
    Maiden Holdings, Ltd.                                        21,475    381,181
    MainSource Financial Group, Inc.                              5,846    192,100
*   Malvern Bancorp, Inc.                                           496     10,193
    Marlin Business Services Corp.                                3,590     82,391
    MB Financial, Inc.                                           16,754    746,056
*   MBIA, Inc.                                                   33,114    337,763
    MBT Financial Corp.                                           6,681     72,155
    Mercantile Bank Corp.                                         3,478    112,339
    Merchants Bancshares, Inc.                                      899     45,849
    Meridian Bancorp, Inc.                                       11,551    217,736
    Meta Financial Group, Inc.                                    2,013    176,842
*   MGIC Investment Corp.                                         1,576     16,784
    MidSouth Bancorp, Inc.                                        2,318     33,495
    MidWestOne Financial Group, Inc.                              1,369     48,339
    MutualFirst Financial, Inc.                                     414     12,938
    National Bank Holdings Corp. Class A                          7,014    227,955
*   National Commerce Corp.                                         465     17,438
    National General Holdings Corp.                              13,543    331,668
    National Western Life Group, Inc. Class A                       759    222,501
*   Nationstar Mortgage Holdings, Inc.                           20,495    371,779
    Navient Corp.                                                67,151  1,009,951
    Navigators Group, Inc. (The)                                  6,932    389,232
    NBT Bancorp, Inc.                                             8,450    344,253
    Nelnet, Inc. Class A                                          8,117    397,977
*   NewStar Financial, Inc.                                      12,126    107,679
*   Nicholas Financial, Inc.                                        247      2,717
*   NMI Holdings, Inc. Class A                                   21,820    235,656
    Northeast Bancorp                                             1,166     16,557
    Northeast Community Bancorp, Inc.                             1,531     11,865
    Northfield Bancorp, Inc.                                     10,026    180,969
    Northrim BanCorp, Inc.                                        1,773     50,087
    Northwest Bancshares, Inc.                                   20,219    345,138
    Norwood Financial Corp.                                          44      1,606

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Financials -- (Continued)
    OceanFirst Financial Corp.                                    3,249 $   92,304
    OFG Bancorp                                                  15,064    199,598
    Ohio Valley Banc Corp.                                          197      5,516
    Old Line Bancshares, Inc.                                     1,600     42,896
    Old National Bancorp.                                        36,047    639,834
    Old Republic International Corp.                             54,408  1,131,686
    Old Second Bancorp, Inc.                                      1,922     20,758
    OneBeacon Insurance Group, Ltd. Class A                       5,635     91,456
    Oppenheimer Holdings, Inc. Class A                            4,895     83,705
    Opus Bank                                                     6,415    130,545
    Oritani Financial Corp.                                       8,934    155,005
    Orrstown Financial Services, Inc.                               570     12,512
    Pacific Continental Corp.                                     7,079    175,559
*   Pacific Mercantile Bancorp                                    3,764     26,913
*   Pacific Premier Bancorp, Inc.                                 4,294    168,969
    PacWest Bancorp                                              27,264  1,510,426
    Park Sterling Corp.                                          13,511    158,079
*   Patriot National Bancorp, Inc.                                   60        840
    Peapack Gladstone Financial Corp.                             2,062     62,283
    Penns Woods Bancorp, Inc.                                       225     10,395
#   People's United Financial, Inc.                              70,526  1,322,362
    People's Utah Bancorp                                         1,308     33,027
    Peoples Bancorp, Inc.                                         6,526    202,632
*   PHH Corp.                                                    19,603    285,812
*   PICO Holdings, Inc.                                           8,513    121,310
    Pinnacle Financial Partners, Inc.                               762     50,940
*   Piper Jaffray Cos.                                            1,891    133,315
    Popular, Inc.                                                21,599    959,644
#*  PRA Group, Inc.                                               6,056    241,029
    Preferred Bank                                                2,512    139,190
    Premier Financial Bancorp, Inc.                               1,481     27,132
    ProAssurance Corp.                                            1,716     93,350
    Prosperity Bancshares, Inc.                                  14,155  1,028,078
    Provident Financial Holdings, Inc.                            3,183     58,981
    Provident Financial Services, Inc.                           15,607    413,117
#   Prudential Bancorp, Inc.                                      1,535     26,909
    QCR Holdings, Inc.                                            1,363     57,178
    Radian Group, Inc.                                           39,764    731,658
*   Regional Management Corp.                                     2,461     61,550
    Reinsurance Group of America, Inc.                            7,812    980,172
#   RenaissanceRe Holdings, Ltd.                                  9,334  1,272,411
    Renasant Corp.                                                9,927    395,095
    Republic Bancorp, Inc. Class A                                2,681     92,897
#*  Republic First Bancorp, Inc.                                    425      3,209
    Riverview Bancorp, Inc.                                       6,235     47,822
*   Royal Bancshares of Pennsylvania, Inc. Class A                2,555     10,143
    S&T Bancorp, Inc.                                             8,236    309,838
*   Safeguard Scientifics, Inc.                                   1,814     21,859
    Safety Insurance Group, Inc.                                  3,256    233,455
    Sandy Spring Bancorp, Inc.                                    5,167    211,692
*   Santander Consumer USA Holdings, Inc.                        56,723    749,878
*   Seacoast Banking Corp. of Florida                             7,866    171,321
#   Selective Insurance Group, Inc.                              10,000    417,000

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Financials -- (Continued)
    Shore Bancshares, Inc.                                        3,076 $ 49,493
    SI Financial Group, Inc.                                      2,784   41,899
    Sierra Bancorp                                                1,715   45,893
    Simmons First National Corp. Class A                          6,001  360,960
*   SLM Corp.                                                     6,929   82,317
    South State Corp.                                             4,319  386,119
*   Southern First Bancshares, Inc.                                 266    9,416
    Southern Missouri Bancorp, Inc.                                 320   10,771
    Southside Bancshares, Inc.                                    3,327  113,650
    Southwest Bancorp, Inc.                                       4,639  128,500
    Southwest Georgia Financial Corp.                                98    1,985
    State Auto Financial Corp.                                   10,309  260,405
    State Bank Financial Corp.                                    6,607  174,689
    State National Cos., Inc.                                     9,186  126,399
    Sterling Bancorp                                             17,098  407,787
    Stewart Information Services Corp.                            4,841  211,455
*   Stifel Financial Corp.                                       13,342  671,503
    Stonegate Bank                                                3,621  164,792
    Suffolk Bancorp                                               2,821  116,846
#   Sun Bancorp, Inc.                                             2,127   53,175
    TCF Financial Corp.                                          33,961  589,223
    Territorial Bancorp, Inc.                                     2,366   74,931
*   Texas Capital Bancshares, Inc.                                7,047  581,377
*   Third Point Reinsurance, Ltd.                                22,738  260,350
    Timberland Bancorp, Inc.                                        400    8,364
#   Tiptree, Inc.                                                 7,900   51,745
    Towne Bank                                                   10,053  323,707
    Trico Bancshares                                              4,901  180,700
*   TriState Capital Holdings, Inc.                               3,690   81,918
*   Triumph Bancorp, Inc.                                           769   20,801
    TrustCo Bank Corp. NY                                        18,233  153,157
    Trustmark Corp.                                              18,067  607,413
    UMB Financial Corp.                                           2,227  171,791
    Umpqua Holdings Corp.                                        49,351  903,617
*   Unico American Corp.                                          1,400   14,280
    Union Bankshares Corp.                                       11,389  418,660
    United Community Banks, Inc.                                 14,166  398,490
    United Community Financial Corp.                             10,243   87,168
    United Financial Bancorp, Inc.                               13,091  236,293
    United Fire Group, Inc.                                       6,646  313,691
    United Insurance Holdings Corp.                               4,286   58,590
    Unity Bancorp, Inc.                                             653   10,742
    Univest Corp. of Pennsylvania                                 4,670  131,460
    Validus Holdings, Ltd.                                       17,385  990,945
    Valley National Bancorp                                      51,157  619,511
*   Veritex Holdings, Inc.                                          720   19,555
#   Virtus Investment Partners, Inc.                              1,504  163,936
    Voya Financial, Inc.                                          2,574  103,526
*   Walker & Dunlop, Inc.                                         5,841  183,466
    Washington Federal, Inc.                                     14,958  491,370
    Washington Trust Bancorp, Inc.                                2,303  125,513
    WashingtonFirst Bankshares, Inc.                                525   14,621
    Waterstone Financial, Inc.                                    6,328  114,537

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ -----------
Financials -- (Continued)
    WesBanco, Inc.                                               10,937 $   453,885
    West Bancorporation, Inc.                                       281       6,407
    Western New England Bancorp, Inc.                             4,449      43,155
    White Mountains Insurance Group, Ltd.                           980     891,565
    Wintrust Financial Corp.                                     10,608     759,533
    WR Berkley Corp.                                                337      22,650
    WSFS Financial Corp.                                          5,194     235,288
*   Xenith Bankshares, Inc.                                       6,801     177,098
    Yadkin Financial Corp.                                          416      13,312
    Zions Bancorporation                                         22,396     944,887
                                                                        -----------
Total Financials                                                         79,454,406
                                                                        -----------
Health Care -- (4.5%)
    Aceto Corp.                                                   6,968     133,019
#*  Achillion Pharmaceuticals, Inc.                               1,563       6,518
*   Acorda Therapeutics, Inc.                                     8,877     181,978
*   Addus HomeCare Corp.                                          4,607     157,329
#*  Air Methods Corp.                                             7,055     251,863
*   Allscripts Healthcare Solutions, Inc.                         3,518      41,196
*   Almost Family, Inc.                                           3,111     146,995
*   Amedisys, Inc.                                                2,298     105,294
*   American Shared Hospital Services                               400       1,800
*   Amphastar Pharmaceuticals, Inc.                               6,492     102,249
    Analogic Corp.                                                2,683     208,335
*   AngioDynamics, Inc.                                          12,603     202,845
*   Applied Genetic Technologies Corp.                            4,817      34,923
#*  Aptevo Therapeutics, Inc.                                     3,731       7,425
*   Arrhythmia Research Technology, Inc.                            291       1,225
#*  Brookdale Senior Living, Inc.                                30,776     460,717
#*  Caladrius Biosciences, Inc.                                   2,100       9,429
#*  Chimerix, Inc.                                               16,157      87,894
*   Community Health Systems, Inc.                               18,612     119,117
*   Concert Pharmaceuticals, Inc.                                 1,036       9,169
    CONMED Corp.                                                  6,019     268,387
*   Cross Country Healthcare, Inc.                                1,111      16,076
    CryoLife, Inc.                                                6,394     121,486
#*  Cumberland Pharmaceuticals, Inc.                              3,402      20,956
#*  Cynosure, Inc. Class A                                        3,886     207,512
*   Derma Sciences, Inc.                                          1,159       8,113
    Digirad Corp.                                                 7,000      35,350
*   Emergent BioSolutions, Inc.                                   8,209     248,486
*   Enanta Pharmaceuticals, Inc.                                  4,020     133,163
#*  Endo International P.L.C.                                    46,193     565,402
    Ensign Group, Inc. (The)                                      5,839     118,765
*   Envision Healthcare Corp.                                     4,643     315,724
*   Esperion Therapeutics, Inc.                                   6,016      72,914
*   Exactech, Inc.                                                3,062      75,478
*   Five Star Quality Care, Inc.                                  3,016       8,596
*   Genesis Healthcare, Inc.                                        298       1,225
*   Haemonetics Corp.                                             9,618     383,373
#*  Halyard Health, Inc.                                         15,387     591,938
*   Harvard Bioscience, Inc.                                      8,680      26,040
*   HealthStream, Inc.                                            2,755      63,255

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                         SHARES   VALUE+
                                                                         ------ -----------
Health Care -- (Continued)
*           HMS Holdings Corp.                                           15,665 $   284,476
*           Impax Laboratories, Inc.                                     14,108     185,520
*           InfuSystem Holdings, Inc.                                     2,347       5,398
*           Integer Holdings Corp.                                        8,618     279,223
#*          Intra-Cellular Therapies, Inc.                               11,536     166,580
#           Invacare Corp.                                               11,626     133,699
            Kewaunee Scientific Corp.                                       637      16,148
*           Kindred Biosciences, Inc.                                     8,989      58,878
            Kindred Healthcare, Inc.                                     16,484     109,619
*           LHC Group, Inc.                                               3,928     196,911
*           LifePoint Health, Inc.                                        8,598     510,291
*           Luminex Corp.                                                 8,320     168,230
*           Magellan Health, Inc.                                         4,731     354,588
*           Mallinckrodt P.L.C.                                          17,685     861,790
(degrees)#* MedCath Corp.                                                 5,455          --
#*          MEDNAX, Inc.                                                  5,836     398,891
*           Merit Medical Systems, Inc.                                   9,607     244,018
#*          Molina Healthcare, Inc.                                      10,590     600,665
            National HealthCare Corp.                                     2,014     150,748
*           Natus Medical, Inc.                                           3,301     128,904
*           Nuvectra Corp.                                                1,742      13,553
*           Omnicell, Inc.                                                6,188     222,149
*           OraSure Technologies, Inc.                                   16,805     148,220
*           Orthofix International NV                                     1,169      42,014
            Owens & Minor, Inc.                                          12,573     451,119
#           PDL BioPharma, Inc.                                          32,650      71,830
*           PharmAthene, Inc.                                             6,700      20,770
*           PharMerica Corp.                                              7,632     189,274
*           Prestige Brands Holdings, Inc.                                8,127     428,781
*           Providence Service Corp. (The)                                2,891     111,737
*           Quorum Health Corp.                                           7,865      69,133
*           RTI Surgical, Inc.                                           12,022      39,072
*           SciClone Pharmaceuticals, Inc.                                8,478      86,052
*           SeaSpine Holdings Corp.                                       2,563      18,659
*           Select Medical Holdings Corp.                                26,235     326,626
            Span-America Medical Systems, Inc.                              363       7,238
*           Spectrum Pharmaceuticals, Inc.                               21,391      99,682
#*          Tetraphase Pharmaceuticals, Inc.                             11,930      45,692
*           Tivity Health, Inc.                                           6,165     158,132
#*          Triple-S Management Corp. Class B                             4,208      80,415
*           Universal American Corp.                                     14,879     147,897
#*          VWR Corp.                                                    13,392     346,987
*           WellCare Health Plans, Inc.                                   7,222   1,051,090
*           Zafgen, Inc.                                                  8,180      34,438
#*          Zogenix, Inc.                                                 3,336      26,855
                                                                                -----------
Total Health Care                                                                14,643,551
                                                                                -----------
Industrials -- (18.8%)
            AAR Corp.                                                     6,561     209,886
            ABM Industries, Inc.                                         13,379     540,378
*           Acacia Research Corp.                                         5,079      29,712
*           ACCO Brands Corp.                                            28,133     358,696
            Acme United Corp.                                               100       2,436

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Industrials -- (Continued)
    Actuant Corp. Class A                                         7,983 $  208,755
*   AECOM                                                        40,957  1,512,542
*   Aegion Corp.                                                  6,770    157,470
#*  Aerovironment, Inc.                                           7,000    183,330
    AGCO Corp.                                                   21,628  1,358,238
    Air Lease Corp.                                              28,478  1,036,030
*   Air Transport Services Group, Inc.                           12,910    208,238
#   Aircastle, Ltd.                                              20,315    453,024
    Alamo Group, Inc.                                             2,488    188,167
    Albany International Corp. Class A                            6,861    325,554
    Allied Motion Technologies, Inc.                              2,072     45,667
*   Alpha PRO Tech, Ltd.                                          3,388     10,503
    Altra Industrial Motion Corp.                                 2,637     98,360
    AMERCO                                                        1,764    664,446
*   Ameresco, Inc. Class A                                        5,950     30,940
#   American Railcar Industries, Inc.                             3,348    149,120
*   AMREP Corp.                                                     600      4,218
#   Applied Industrial Technologies, Inc.                         5,961    360,342
*   ARC Document Solutions, Inc.                                 15,133     71,276
*   ARC Group Worldwide, Inc.                                     2,464     10,842
    ArcBest Corp.                                                 8,910    281,556
    Argan, Inc.                                                   2,536    187,030
*   Armstrong Flooring, Inc.                                      9,365    196,946
*   Arotech Corp.                                                 8,575     34,729
    Astec Industries, Inc.                                        4,853    339,613
*   Atlas Air Worldwide Holdings, Inc.                            6,497    342,717
*   Avis Budget Group, Inc.                                       9,162    341,010
*   Babcock & Wilcox Enterprises, Inc.                           12,427    206,785
    Barnes Group, Inc.                                           11,501    553,543
*   Beacon Roofing Supply, Inc.                                   3,910    171,141
*   BMC Stock Holdings, Inc.                                     12,542    234,535
    Brady Corp. Class A                                           8,910    323,878
    Briggs & Stratton Corp.                                       7,571    163,988
*   CAI International, Inc.                                       5,765     93,047
    Carlisle Cos., Inc.                                           1,396    152,318
*   CBIZ, Inc.                                                   17,838    233,678
*   CDI Corp.                                                     6,280     54,008
    CECO Environmental Corp.                                      6,837     89,701
#   Celadon Group, Inc.                                           8,097     61,537
*   Chart Industries, Inc.                                       11,609    450,313
    Chicago Bridge & Iron Co. NV                                  9,138    303,473
    CIRCOR International, Inc.                                    3,554    221,343
*   Civeo Corp.                                                   6,350     22,479
*   Clean Harbors, Inc.                                          11,053    613,441
*   Colfax Corp.                                                 32,756  1,277,484
    Columbus McKinnon Corp.                                       4,632    127,334
*   Commercial Vehicle Group, Inc.                                7,625     45,445
    CompX International, Inc.                                       200      2,920
*   Continental Building Products, Inc.                           5,980    139,035
    Copa Holdings SA Class A                                      5,418    528,201
#   Covanta Holding Corp.                                        24,786    399,055
*   Covenant Transportation Group, Inc. Class A                   2,210     47,581
*   CPI Aerostructures, Inc.                                      3,207     28,222

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Industrials -- (Continued)
    CRA International, Inc.                                       3,010 $  100,022
*   CSW Industrials, Inc.                                         2,777    101,499
    Cubic Corp.                                                   7,062    335,798
    Curtiss-Wright Corp.                                          2,343    229,755
#*  DigitalGlobe, Inc.                                           16,389    459,711
    DMC Global, Inc.                                              3,187     50,833
    Douglas Dynamics, Inc.                                        2,880     97,344
*   Ducommun, Inc.                                                3,539    104,861
*   DXP Enterprises, Inc.                                         1,496     56,579
#*  Dycom Industries, Inc.                                          157     12,664
    Eastern Co. (The)                                               510     10,098
#*  Echo Global Logistics, Inc.                                   6,190    147,013
    Ecology and Environment, Inc. Class A                           210      2,174
    Encore Wire Corp.                                             5,068    214,123
    EnerSys                                                       4,033    314,372
*   Engility Holdings, Inc.                                       5,369    157,473
    Ennis, Inc.                                                   6,015    101,654
    EnPro Industries, Inc.                                        1,531    103,970
    ESCO Technologies, Inc.                                       5,398    314,164
    Essendant, Inc.                                               7,167    149,719
*   Esterline Technologies Corp.                                  7,691    658,734
    Federal Signal Corp.                                         18,356    285,252
    Fluor Corp.                                                     797     44,234
    Forward Air Corp.                                             5,341    257,383
*   Franklin Covey Co.                                            3,400     59,500
    Franklin Electric Co., Inc.                                   1,453     58,629
    FreightCar America, Inc.                                      4,774     68,984
*   FTI Consulting, Inc.                                         11,265    474,707
*   Fuel Tech, Inc.                                               1,990      2,547
    G&K Services, Inc. Class A                                      537     51,584
#   GATX Corp.                                                    8,248    476,899
#*  Genco Shipping & Trading, Ltd.                                2,204     20,828
*   Gencor Industries, Inc.                                       1,822     28,514
    General Cable Corp.                                          10,666    216,520
#*  Genesee & Wyoming, Inc. Class A                              15,541  1,171,170
*   Gibraltar Industries, Inc.                                    6,625    290,837
*   Goldfield Corp. (The)                                         7,500     45,375
    Gorman-Rupp Co. (The)                                           375     12,173
*   GP Strategies Corp.                                           3,943    101,335
    Graham Corp.                                                  1,591     35,352
    Granite Construction, Inc.                                    8,269    464,139
*   Great Lakes Dredge & Dock Corp.                              18,178     94,526
    Greenbrier Cos., Inc. (The)                                   4,175    182,656
#   Griffon Corp.                                                10,396    264,578
    Hardinge, Inc.                                                3,769     39,951
*   HC2 Holdings, Inc.                                            3,605     23,973
    Heidrick & Struggles International, Inc.                      6,255    139,799
*   Heritage-Crystal Clean, Inc.                                  3,150     47,093
#*  Hertz Global Holdings, Inc.                                   3,428     71,885
*   Hill International, Inc.                                      6,408     34,603
    Houston Wire & Cable Co.                                      4,069     29,907
*   Hub Group, Inc. Class A                                       7,263    322,114
    Hudson Global, Inc.                                           1,700      2,193

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Industrials -- (Continued)
*   Hudson Technologies, Inc.                                     4,957 $   35,988
    Hurco Cos., Inc.                                              1,730     52,938
*   Huron Consulting Group, Inc.                                  4,366    197,780
    Hyster-Yale Materials Handling, Inc.                          2,438    149,986
*   ICF International, Inc.                                       4,105    213,460
*   IES Holdings, Inc.                                              540     10,530
*   InnerWorkings, Inc.                                          22,744    218,570
    Insteel Industries, Inc.                                      4,849    179,607
    ITT, Inc.                                                    16,650    680,485
*   Jacobs Engineering Group, Inc.                               31,411  1,839,114
*   JetBlue Airways Corp.                                        12,338    241,948
    Joy Global, Inc.                                              4,629    130,167
    Kadant, Inc.                                                  1,982    122,091
#   Kaman Corp.                                                   5,625    284,231
    KBR, Inc.                                                    25,128    427,427
    Kelly Services, Inc. Class A                                  9,154    204,958
    Kennametal, Inc.                                              3,282    117,299
*   Key Technology, Inc.                                            987     13,325
*   KEYW Holding Corp. (The)                                      7,521     75,285
#*  Kirby Corp.                                                  14,913    961,143
*   KLX, Inc.                                                    17,210    843,118
    Knight Transportation, Inc.                                   8,910    297,594
    Korn/Ferry International                                     12,702    368,993
#*  Kratos Defense & Security Solutions, Inc.                    16,233    133,760
*   Lawson Products, Inc.                                         1,607     41,541
*   Layne Christensen Co.                                         6,472     67,503
    LB Foster Co. Class A                                         3,630     54,450
#*  LMI Aerospace, Inc.                                           5,103     45,264
    LS Starrett Co. (The) Class A                                   489      5,379
    LSI Industries, Inc.                                          5,575     53,074
*   Lydall, Inc.                                                  3,051    186,111
    Macquarie Infrastructure Corp.                                  870     65,241
*   Manitex International, Inc.                                     195      1,689
#*  Manitowoc Co., Inc. (The)                                    54,581    372,788
#*  Manitowoc Foodservice, Inc.                                   1,271     24,378
    ManpowerGroup, Inc.                                          13,825  1,319,734
    Marten Transport, Ltd.                                        8,530    194,911
*   MasTec, Inc.                                                 16,494    614,401
    Matson, Inc.                                                  2,518     89,792
    Matthews International Corp. Class A                          5,258    354,652
    McGrath RentCorp                                              5,173    198,022
*   Mercury Systems, Inc.                                         8,735    294,544
*   MFRI, Inc.                                                    1,500     13,125
    Miller Industries, Inc.                                       2,674     70,861
*   Mistras Group, Inc.                                           5,968    137,741
#   Mobile Mini, Inc.                                             8,725    283,999
*   Moog, Inc. Class A                                            6,597    434,544
*   MRC Global, Inc.                                             14,730    302,701
    Mueller Industries, Inc.                                     11,647    468,908
*   MYR Group, Inc.                                               3,242    124,720
    National Presto Industries, Inc.                                585     62,244
*   Navigant Consulting, Inc.                                    12,572    310,528
*   NL Industries, Inc.                                          13,210     79,260

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Industrials -- (Continued)
    NN, Inc.                                                      9,772 $  189,088
#*  Northwest Pipe Co.                                            4,013     76,849
*   NOW, Inc.                                                    16,956    360,485
*   NV5 Global, Inc.                                              2,059     83,904
*   On Assignment, Inc.                                          10,680    483,590
    Orbital ATK, Inc.                                             1,319    114,687
#*  Orion Energy Systems, Inc.                                    5,713     11,826
*   Orion Group Holdings, Inc.                                    8,609     90,395
    Owens Corning                                                29,253  1,616,228
*   PAM Transportation Services, Inc.                             1,458     33,986
    Park-Ohio Holdings Corp.                                      2,190     98,222
*   Patriot Transportation Holding, Inc.                            178      4,626
    Powell Industries, Inc.                                       4,041    155,498
    Preformed Line Products Co.                                   1,034     56,456
    Primoris Services Corp.                                       9,986    247,853
    Quanex Building Products Corp.                               10,042    198,329
*   Quanta Services, Inc.                                        38,013  1,364,287
*   Radiant Logistics, Inc.                                      12,254     44,972
    Raven Industries, Inc.                                        4,514    113,076
*   RBC Bearings, Inc.                                              849     78,643
*   RCM Technologies, Inc.                                        4,177     25,104
    Regal Beloit Corp.                                           10,640    772,464
    Resources Connection, Inc.                                   10,756    179,625
*   Revolution Lighting Technologies, Inc.                        1,826     11,997
*   Roadrunner Transportation Systems, Inc.                      13,310    105,415
*   RPX Corp.                                                    17,489    189,931
*   Rush Enterprises, Inc. Class A                                5,805    190,114
*   Rush Enterprises, Inc. Class B                                1,650     50,738
    Ryder System, Inc.                                           11,573    898,065
*   Saia, Inc.                                                    4,947    237,703
*   SIFCO Industries, Inc.                                          659      5,569
    Simpson Manufacturing Co., Inc.                               9,789    426,017
    SkyWest, Inc.                                                13,482    477,263
*   SP Plus Corp.                                                 4,752    131,630
*   Sparton Corp.                                                 2,441     52,921
*   Spirit Airlines, Inc.                                        13,831    747,427
*   SPX Corp.                                                     1,972     49,201
*   SPX FLOW, Inc.                                               11,757    410,202
    Steelcase, Inc. Class A                                      16,436    276,125
*   Sterling Construction Co., Inc.                               6,799     62,279
    Supreme Industries, Inc. Class A                              3,905     71,696
#*  Team, Inc.                                                    5,131    172,402
*   Teledyne Technologies, Inc.                                   5,827    715,963
    Terex Corp.                                                  25,844    821,839
    Tetra Tech, Inc.                                             12,388    541,356
    Textainer Group Holdings, Ltd.                                7,196    103,622
*   Thermon Group Holdings, Inc.                                  8,097    168,094
    Titan International, Inc.                                    16,208    215,404
*   Titan Machinery, Inc.                                         7,344    101,421
*   TRC Cos., Inc.                                                5,010     46,593
*   TriMas Corp.                                                 13,274    282,736
    Trinity Industries, Inc.                                     46,408  1,278,076
    Triton International, Ltd.                                   13,391    325,937

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ -----------
Industrials -- (Continued)
#   Triumph Group, Inc.                                           9,529 $   254,901
*   TrueBlue, Inc.                                                8,548     211,563
*   Tutor Perini Corp.                                           12,998     387,340
*   Twin Disc, Inc.                                               2,022      33,646
*   Ultralife Corp.                                                 969       5,330
    UniFirst Corp.                                                2,584     330,494
*   United Rentals, Inc.                                          1,115     141,059
*   Univar, Inc.                                                    373      11,123
    Universal Forest Products, Inc.                               4,394     446,914
*   USA Truck, Inc.                                               1,857      15,692
#*  USG Corp.                                                    18,591     568,699
    Valmont Industries, Inc.                                      1,026     147,744
*   Vectrus, Inc.                                                 1,531      34,509
*   Veritiv Corp.                                                 3,347     187,599
*   Versar, Inc.                                                    700         882
    Viad Corp.                                                    4,389     192,458
*   Virco Manufacturing Corp.                                     4,400      19,360
    VSE Corp.                                                     1,686      62,854
#   Wabash National Corp.                                        12,439     219,548
    Watts Water Technologies, Inc. Class A                        3,468     228,888
#   Werner Enterprises, Inc.                                     14,537     408,490
*   Wesco Aircraft Holdings, Inc.                                25,443     385,461
*   WESCO International, Inc.                                    12,367     874,347
*   Willis Lease Finance Corp.                                    2,293      58,426
*   XPO Logistics, Inc.                                          22,429   1,003,473
                                                                        -----------
Total Industrials                                                        61,498,687
                                                                        -----------
Information Technology -- (12.4%)
*   Actua Corp.                                                  15,354     219,562
*   Acxiom Corp.                                                 12,725     332,122
*   ADDvantage Technologies Group, Inc.                           1,399       2,490
    ADTRAN, Inc.                                                 13,965     305,833
*   Advanced Energy Industries, Inc.                                111       6,531
*   Agilysys, Inc.                                                2,181      21,221
*   Alpha & Omega Semiconductor, Ltd.                             5,179     105,393
*   Amkor Technology, Inc.                                       47,018     442,439
*   Anixter International, Inc.                                   6,636     567,378
*   Applied Optoelectronics, Inc.                                 1,934      59,490
*   ARRIS International P.L.C.                                    1,032      29,495
*   Arrow Electronics, Inc.                                      24,511   1,802,049
    AstroNova, Inc.                                               1,475      20,576
*   Aviat Networks, Inc.                                          1,600      20,432
    Avnet, Inc.                                                  31,102   1,444,377
    AVX Corp.                                                    29,446     477,025
*   Aware, Inc.                                                   4,272      26,486
*   Axcelis Technologies, Inc.                                    8,620     131,024
*   AXT, Inc.                                                     9,694      55,741
*   Bankrate, Inc.                                               19,350     210,915
*   Bazaarvoice, Inc.                                             6,924      32,543
    Bel Fuse, Inc. Class B                                          680      21,624
    Belden, Inc.                                                  2,485     190,028
*   Benchmark Electronics, Inc.                                   9,349     286,079
    Black Box Corp.                                               5,526      73,772

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                        SHARES  VALUE+
                                                                        ------ --------
Information Technology -- (Continued)
*          Blackhawk Network Holdings, Inc.                              5,152 $183,926
*          Blucora, Inc.                                                14,134  213,423
(degrees)* Bogen Corp.                                                   1,000       --
#*         BroadVision, Inc.                                             1,325    6,294
           Brocade Communications Systems, Inc.                         75,774  944,902
           Brooks Automation, Inc.                                      15,210  264,958
*          BSQUARE Corp.                                                 2,065   12,184
           Cabot Microelectronics Corp.                                  4,633  312,774
*          CACI International, Inc. Class A                              5,263  646,296
*          Calix, Inc.                                                  17,253  124,222
*          Ciber, Inc.                                                  15,529    6,695
*          Cirrus Logic, Inc.                                            5,270  317,886
*          Coherent, Inc.                                                3,049  480,919
           Cohu, Inc.                                                    8,677  114,536
           Communications Systems, Inc.                                  2,300   11,661
           Computer Task Group, Inc.                                     2,470   11,263
           Comtech Telecommunications Corp.                              7,920   84,982
*          Control4 Corp.                                                3,237   34,895
           Convergys Corp.                                              17,490  434,102
*          Cray, Inc.                                                    7,976  136,788
*          Cree, Inc.                                                   27,514  758,836
           CSP, Inc.                                                        66      671
           CTS Corp.                                                     8,123  174,644
*          CyberOptics Corp.                                             1,091   39,276
#          Cypress Semiconductor Corp.                                  33,462  394,852
           Daktronics, Inc.                                             12,960  131,674
*          DHI Group, Inc.                                              19,403  110,597
*          Digi International, Inc.                                      9,527  124,327
*          Diodes, Inc.                                                 12,034  299,526
*          DSP Group, Inc.                                               3,572   38,756
           EarthLink Holdings Corp.                                     13,041   83,593
*          EchoStar Corp. Class A                                       12,274  625,115
*          Edgewater Technology, Inc.                                    3,967   27,769
*          Electro Scientific Industries, Inc.                          12,244   80,443
#*         Electronics for Imaging, Inc.                                10,110  454,343
           Emcore Corp.                                                  3,590   32,310
#*         EnerNOC, Inc.                                                 3,005   17,129
*          Entegris, Inc.                                               27,814  521,512
*          ePlus, Inc.                                                   1,520  170,316
#*         Everi Holdings, Inc.                                         21,408   63,154
           Evolving Systems, Inc.                                        2,454   10,675
*          Exar Corp.                                                   15,287  156,692
*          Fabrinet                                                      7,685  323,769
*          FARO Technologies, Inc.                                       4,010  148,771
*          Finisar Corp.                                                22,163  655,360
#*         First Solar, Inc.                                            11,563  360,650
*          Flex, Ltd.                                                   22,439  351,619
*          FormFactor, Inc.                                             14,214  176,964
*          Frequency Electronics, Inc.                                   2,659   29,462
*          GigPeak, Inc.                                                21,938   56,600
*          GrubHub, Inc.                                                 3,272  135,952
*          GSI Technology, Inc.                                          4,816   29,426
#*         Harmonic, Inc.                                               26,998  143,089

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Information Technology -- (Continued)
*   IAC/InterActiveCorp                                             562 $   38,671
*   II-VI, Inc.                                                  12,254    447,271
*   Insight Enterprises, Inc.                                     8,734    324,293
*   Internap Corp.                                               10,026     16,543
    Intersil Corp. Class A                                       26,865    602,582
*   Intevac, Inc.                                                 5,464     51,362
*   IntriCon Corp.                                                  700      4,900
*   InvenSense, Inc.                                              6,012     76,112
*   Itron, Inc.                                                   2,485    153,324
*   Ixia                                                         14,343    278,971
    IXYS Corp.                                                   11,153    134,951
    Jabil Circuit, Inc.                                          41,431    993,515
*   Kemet Corp.                                                   5,338     37,046
*   Key Tronic Corp.                                              2,718     21,554
*   Kimball Electronics, Inc.                                     9,720    166,212
*   Knowles Corp.                                                24,185    435,814
*   Kulicke & Soffa Industries, Inc.                             11,177    196,492
*   KVH Industries, Inc.                                          3,206     33,342
*   Leaf Group, Ltd.                                              5,223     36,300
*   Limelight Networks, Inc.                                     23,889     52,317
    ManTech International Corp. Class A                           6,874    267,674
*   Marchex, Inc. Class B                                         9,439     25,580
    Marvell Technology Group, Ltd.                               94,262  1,401,676
#*  MeetMe, Inc.                                                 12,750     62,730
    Mentor Graphics Corp.                                        13,627    502,973
    Methode Electronics, Inc.                                     1,162     48,862
*   Microsemi Corp.                                                 628     33,378
    MKS Instruments, Inc.                                         9,769    643,777
#*  ModusLink Global Solutions, Inc.                             11,199     19,598
    MTS Systems Corp.                                             1,174     68,209
*   Nanometrics, Inc.                                             5,858    150,609
*   Napco Security Technologies, Inc.                             3,972     38,131
    NCI, Inc. Class A                                             1,009     12,814
#*  NeoPhotonics Corp.                                           13,287    145,493
*   NETGEAR, Inc.                                                 7,089    403,364
#*  Netscout Systems, Inc.                                       15,089    502,464
*   NeuStar, Inc. Class A                                           392     13,014
*   Novanta, Inc.                                                 5,348    119,528
#*  Oclaro, Inc.                                                  3,894     38,200
*   ON Semiconductor Corp.                                       83,884  1,117,335
*   Optical Cable Corp.                                           1,600      5,200
#*  OSI Systems, Inc.                                             3,872    289,122
*   PAR Technology Corp.                                          4,662     30,350
    Park Electrochemical Corp.                                    4,863     89,139
    PC Connection, Inc.                                           6,242    170,282
    PC-Tel, Inc.                                                  4,282     24,878
*   PCM, Inc.                                                     3,084     69,236
*   PDF Solutions, Inc.                                           1,266     28,498
*   Perficient, Inc.                                              6,958    123,365
*   Photronics, Inc.                                             18,041    207,471
*   Plexus Corp.                                                  7,004    380,317
*   PRGX Global, Inc.                                             2,300     13,110
    Progress Software Corp.                                       9,732    272,691

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Information Technology -- (Continued)
#*  Qorvo, Inc.                                                  28,315 $1,818,106
*   QuinStreet, Inc.                                              3,508     12,278
*   Radisys Corp.                                                 8,698     38,358
*   Rambus, Inc.                                                 22,083    286,637
#*  RealNetworks, Inc.                                            5,224     27,948
    Reis, Inc.                                                    1,044     20,880
*   RetailMeNot, Inc.                                            14,749    133,478
#   RF Industries, Ltd.                                             681      1,090
    Richardson Electronics, Ltd.                                  3,224     19,473
*   Rightside Group, Ltd.                                         2,941     24,822
*   Rogers Corp.                                                  3,748    299,653
*   Rubicon Project, Inc. (The)                                  13,046    110,500
*   Rudolph Technologies, Inc.                                    8,606    197,508
*   Sanmina Corp.                                                20,163    785,349
*   ScanSource, Inc.                                              6,350    251,142
*   Seachange International, Inc.                                 7,472     18,082
*   Semtech Corp.                                                   529     17,431
*   ShoreTel, Inc.                                               15,837    110,067
*   Sigma Designs, Inc.                                          10,655     64,996
*   Silicon Laboratories, Inc.                                    1,555    101,386
*   SMTC Corp.                                                    1,377      1,818
*   Sonus Networks, Inc.                                          9,603     61,267
*   StarTek, Inc.                                                 5,100     44,166
*   Super Micro Computer, Inc.                                   11,719    309,968
*   Sykes Enterprises, Inc.                                       9,314    260,140
*   Synaptics, Inc.                                               3,716    209,508
#*  Synchronoss Technologies, Inc.                                4,956    190,905
    SYNNEX Corp.                                                  7,365    885,126
    Systemax, Inc.                                                3,576     30,324
#*  Tangoe, Inc.                                                  2,842     20,690
*   Tech Data Corp.                                               7,620    651,967
*   TechTarget, Inc.                                              7,227     63,670
*   Telenav, Inc.                                                 2,378     21,164
    Tessco Technologies, Inc.                                     1,784     25,333
*   TiVo Corp.                                                   35,879    678,113
*   Tremor Video, Inc.                                              780      1,903
*   TTM Technologies, Inc.                                       26,524    393,351
*   Ultra Clean Holdings, Inc.                                   11,967    149,947
*   Ultratech, Inc.                                               6,200    160,704
*   VASCO Data Security International, Inc.                       5,044     76,669
*   Veeco Instruments, Inc.                                      10,754    276,915
*   VeriFone Systems, Inc.                                       17,034    309,508
*   Verint Systems, Inc.                                          3,453    128,970
*   Viavi Solutions, Inc.                                        45,659    408,648
*   Virtusa Corp.                                                 5,748    146,459
#   Vishay Intertechnology, Inc.                                 36,768    610,349
*   Vishay Precision Group, Inc.                                  2,563     42,674
*   Xcerra Corp.                                                 19,154    145,187
*   XO Group, Inc.                                                1,089     20,506
#*  YuMe, Inc.                                                    6,210     22,108

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                        SHARES    VALUE+
                                                                        ------- -----------
Information Technology -- (Continued)
#*         Zynga, Inc. Class A                                          206,778 $   521,081
                                                                                -----------
Total Information Technology                                                     40,584,165
                                                                                -----------
Materials -- (5.5%)
           A Schulman, Inc.                                               6,368     219,696
#*         AgroFresh Solutions, Inc.                                      8,611      22,647
           Albemarle Corp.                                                  831      76,984
#          Allegheny Technologies, Inc.                                  15,128     328,731
           American Vanguard Corp.                                        6,148     105,746
           Ampco-Pittsburgh Corp.                                         2,829      42,576
*          Boise Cascade Co.                                              9,960     247,008
           Cabot Corp.                                                    5,434     300,881
           Calgon Carbon Corp.                                           10,080     159,768
#          Carpenter Technology Corp.                                    13,131     525,503
#*         Century Aluminum Co.                                          22,775     350,735
#          CF Industries Holdings, Inc.                                  34,383   1,213,376
#          Chase Corp.                                                      529      46,552
*          Chemtura Corp.                                                12,940     428,314
*          Clearwater Paper Corp.                                         3,504     220,402
*          Coeur Mining, Inc.                                             3,493      40,693
           Commercial Metals Co.                                         21,100     431,073
*          Core Molding Technologies, Inc.                                2,490      38,396
           Domtar Corp.                                                  15,067     658,277
           Ferroglobe P.L.C.                                             39,603     416,228
(degrees)* Ferroglobe Representation & Warranty Insurance Trust          39,603          --
           Friedman Industries, Inc.                                      1,905      13,049
           FutureFuel Corp.                                              14,713     191,122
           Gold Resource Corp.                                            4,795      25,797
           Greif, Inc. Class A                                            5,373     309,377
           Greif, Inc. Class B                                              400      28,480
*          Handy & Harman, Ltd.                                             538      15,172
           Hawkins, Inc.                                                  2,037     109,285
           Haynes International, Inc.                                     3,948     162,302
           HB Fuller Co.                                                 10,273     507,178
           Hecla Mining Co.                                             127,861     823,425
           Huntsman Corp.                                                30,630     624,546
           Innophos Holdings, Inc.                                        3,758     182,789
           Innospec, Inc.                                                 4,785     341,410
*          Intrepid Potash, Inc.                                         25,774      52,579
           KapStone Paper and Packaging Corp.                            19,493     467,442
           KMG Chemicals, Inc.                                            2,828     104,240
*          Kraton Corp.                                                   6,676     179,317
           Kronos Worldwide, Inc.                                         3,420      45,212
*          LSB Industries, Inc.                                           3,651      31,070
           Materion Corp.                                                 6,626     260,402
           Mercer International, Inc.                                    14,124     168,782
           Minerals Technologies, Inc.                                    6,685     535,803
           Olin Corp.                                                    29,554     774,610
           Olympic Steel, Inc.                                            3,793      85,342
*          OMNOVA Solutions, Inc.                                         4,553      41,432
           PH Glatfelter Co.                                             10,635     259,600
#*         Platform Specialty Products Corp.                              1,125      13,658
*          Real Industry, Inc.                                            7,224      39,010

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                         SHARES    VALUE+
                                                                         ------- -----------
Materials -- (Continued)
            Reliance Steel & Aluminum Co.                                 21,094 $ 1,680,137
#*          Rentech, Inc.                                                  5,991      15,427
#*          Resolute Forest Products, Inc.                                21,514     118,327
            Royal Gold, Inc.                                               3,970     286,515
            Schnitzer Steel Industries, Inc. Class A                       8,293     196,129
            Schweitzer-Mauduit International, Inc.                         5,960     264,207
            Steel Dynamics, Inc.                                          20,401     689,758
            Stepan Co.                                                     4,520     353,057
*           Stillwater Mining Co.                                         24,290     412,930
*           SunCoke Energy, Inc.                                          19,275     170,005
*           Synalloy Corp.                                                   842      10,062
#*          TimkenSteel Corp.                                             14,881     250,894
*           Trecora Resources                                              3,192      39,581
            Tredegar Corp.                                                 5,833     129,784
            Tronox, Ltd. Class A                                          16,562     207,356
*           UFP Technologies, Inc.                                         1,242      30,988
            United States Lime & Minerals, Inc.                              941      71,516
            United States Steel Corp.                                      4,751     155,405
*           Universal Stainless & Alloy Products, Inc.                     2,690      45,407
            Westlake Chemical Corp.                                        5,849     362,112
            Worthington Industries, Inc.                                   6,033     288,317
                                                                                 -----------
Total Materials                                                                   18,043,931
                                                                                 -----------
Other -- (0.0%)
(degrees)*  Concord Camera Corp. Escrow Shares                             2,105          --
(degrees)#* Gerber Scientific, Inc. Escrow Shares                          6,375          --
(degrees)*  Petrocorp, Inc. Escrow Shares                                  1,700          --
                                                                                 -----------
Total Other                                                                               --
                                                                                 -----------
Real Estate -- (0.6%)
            Alexander & Baldwin, Inc.                                     13,579     604,537
            Consolidated-Tomoka Land Co.                                     310      17,050
*           Forestar Group, Inc.                                          12,877     168,045
*           FRP Holdings, Inc.                                               536      20,904
            Jones Lang LaSalle, Inc.                                       1,118     115,187
            Kennedy-Wilson Holdings, Inc.                                  6,549     133,927
            RE/MAX Holdings, Inc. Class A                                  3,415     191,411
#           Realogy Holdings Corp.                                        23,583     611,035
*           St Joe Co. (The)                                               9,775     164,709
*           Stratus Properties, Inc.                                         650      19,890
*           Tejon Ranch Co.                                                1,111      26,253
                                                                                 -----------
Total Real Estate                                                                  2,072,948
                                                                                 -----------
Telecommunication Services -- (0.8%)
            ATN International, Inc.                                        3,290     264,154
*           Boingo Wireless, Inc.                                          1,503      17,585
#           Frontier Communications Corp.                                239,433     835,621
*           General Communication, Inc. Class A                            3,315      66,698
*           Hawaiian Telcom Holdco, Inc.                                     670      16,636
            IDT Corp. Class B                                              2,114      40,589
#*          Iridium Communications, Inc.                                  10,366     104,697
*           Lumos Networks Corp.                                           6,305      97,538

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                   SHARES      VALUE+
                                                                  --------- ------------
Telecommunication Services -- (Continued)
*    ORBCOMM, Inc.                                                   12,747 $    104,143
     Shenandoah Telecommunications Co.                                1,710       46,597
     Spok Holdings, Inc.                                              6,453      132,609
     Telephone & Data Systems, Inc.                                  21,412      656,278
*    United States Cellular Corp.                                     6,363      283,726
#    Windstream Holdings, Inc.                                       16,785      135,623
                                                                            ------------
Total Telecommunication Services                                               2,802,494
                                                                            ------------
Utilities -- (0.5%)
*    Calpine Corp.                                                   71,250      840,750
     Consolidated Water Co., Ltd.                                     2,550       26,265
*    Dynegy, Inc.                                                    28,550      272,653
*    Genie Energy, Ltd. Class B                                       3,637       20,985
#    Ormat Technologies, Inc.                                         8,551      459,189
                                                                            ------------
Total Utilities                                                                1,619,842
                                                                            ------------
TOTAL COMMON STOCKS                                                          300,008,965
                                                                            ------------
TOTAL INVESTMENT SECURITIES                                                  300,008,965
                                                                            ------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
     State Street Institutional U.S. Government Money Market
       Fund, 0.420%                                                 790,431      790,431
                                                                            ------------
SECURITIES LENDING COLLATERAL -- (8.1%)
(S)@ DFA Short Term Investment Fund                               2,275,233   26,328,996
                                                                            ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $279,288,311)^^                         $327,128,392
                                                                            ============

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ----------------------------------------------
                                                                LEVEL 1        LEVEL 2   LEVEL 3    TOTAL
                                                             -------------   ----------- ------- ------------
Common Stocks
   Consumer Discretionary                                    $  43,095,121   $     3,662   --    $ 43,098,783
   Consumer Staples                                              8,429,995            --   --       8,429,995
   Energy                                                       27,760,163            --   --      27,760,163
   Financials                                                   79,454,406            --   --      79,454,406
   Health Care                                                  14,643,551            --   --      14,643,551
   Industrials                                                  61,498,687            --   --      61,498,687
   Information Technology                                       40,584,165            --   --      40,584,165
   Materials                                                    18,043,931            --   --      18,043,931
   Real Estate                                                   2,072,948            --   --       2,072,948
   Telecommunication Services                                    2,802,494            --   --       2,802,494
   Utilities                                                     1,619,842            --   --       1,619,842
Temporary Cash Investments                                         790,431            --   --         790,431
Securities Lending Collateral                                           --    26,328,996   --      26,328,996
                                                             -------------   -----------   --    ------------
TOTAL                                                         $300,795,734   $26,332,658   --    $327,128,392
                                                             =============   ===========   ==    ============

                         VA U.S. LARGE VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                 SHARES    VALUE+
                                                                 ------- -----------
COMMON STOCKS -- (98.8%)
Consumer Discretionary -- (13.5%)
*   Adient P.L.C.                                                  2,283 $   144,948
    AMC Entertainment Holdings, Inc. Class A                       2,300      77,625
    Autoliv, Inc.                                                  1,070     123,756
*   AutoNation, Inc.                                               4,491     238,562
    Bed Bath & Beyond, Inc.                                        4,013     161,925
    Best Buy Co., Inc.                                            22,144     985,851
#   BorgWarner, Inc.                                              12,733     519,888
    Carnival Corp.                                                16,314     903,469
    CBS Corp. Class A                                                200      13,154
*   Charter Communications, Inc. Class A                          12,645   4,096,348
    Comcast Corp. Class A                                        137,469  10,367,912
    DR Horton, Inc.                                               32,495     971,925
    Ford Motor Co.                                               212,000   2,620,320
#   Garmin, Ltd.                                                   6,194     299,108
    General Motors Co.                                            78,438   2,871,615
    Gentex Corp.                                                   9,247     193,170
    Goodyear Tire & Rubber Co. (The)                              21,798     706,037
    Harman International Industries, Inc.                          4,029     447,864
#   International Game Technology P.L.C.                           4,059     107,198
    Kohl's Corp.                                                  17,433     694,356
    Lear Corp.                                                     2,205     313,308
    Lennar Corp. Class A                                          13,724     612,777
    Lennar Corp. Class B                                             200       7,192
*   Liberty Broadband Corp. Class C                                1,399     119,391
*   Liberty Interactive Corp., QVC Group Class A                  35,873     688,044
*   Liberty Media Corp.-Liberty Braves Class A                       214       4,269
*   Liberty Media Corp.-Liberty Braves Class C                       690      13,786
*   Liberty Media Corp.-Liberty Formula One Class A                  535      15,504
*   Liberty Media Corp.-Liberty Formula One Class C                1,727      49,634
*   Liberty Media Corp.-Liberty SiriusXM Class A                   2,140      77,554
*   Liberty Media Corp.-Liberty SiriusXM Class C                   6,909     247,964
*   LKQ Corp.                                                     13,229     422,137
    Macy's, Inc.                                                  14,275     421,684
*   Madison Square Garden Co. (The) Class A                          122      21,432
*   MGM Resorts International                                     32,476     935,309
*   Mohawk Industries, Inc.                                        6,239   1,346,626
    Newell Brands, Inc.                                            3,823     180,943
    News Corp. Class A                                            10,744     132,044
    News Corp. Class B                                             1,165      14,737
*   Norwegian Cruise Line Holdings, Ltd.                           4,683     220,101
    Penske Automotive Group, Inc.                                  2,440     132,638
    PulteGroup, Inc.                                              31,268     672,575
    PVH Corp.                                                      4,972     466,423
#   Ralph Lauren Corp.                                             1,998     176,683
    Royal Caribbean Cruises, Ltd.                                 19,502   1,825,972
#   Signet Jewelers, Ltd.                                          1,010      78,447
    Staples, Inc.                                                 25,870     238,004
    TEGNA, Inc.                                                    8,466     193,956
    Time Warner, Inc.                                             47,918   4,640,858
*   Toll Brothers, Inc.                                            5,980     187,533

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
    Whirlpool Corp.                                                5,139 $   898,760
                                                                         -----------
Total Consumer Discretionary                                              41,901,316
                                                                         -----------
Consumer Staples -- (5.9%)
    Archer-Daniels-Midland Co.                                    26,634   1,178,821
    Bunge, Ltd.                                                   12,554     868,862
    CVS Health Corp.                                              51,146   4,030,816
*   Edgewell Personal Care Co.                                     1,258      99,181
    Ingredion, Inc.                                                1,763     225,999
    JM Smucker Co. (The)                                           9,676   1,314,485
    Kraft Heinz Co. (The)                                         13,469   1,202,647
    Molson Coors Brewing Co. Class B                               7,287     703,341
    Mondelez International, Inc. Class A                          49,369   2,186,059
    Pinnacle Foods, Inc.                                           6,537     347,703
#*  Post Holdings, Inc.                                            4,808     402,334
*   Seaboard Corp.                                                    12      46,200
#*  TreeHouse Foods, Inc.                                          1,654     125,506
    Tyson Foods, Inc. Class A                                     23,525   1,477,135
    Wal-Mart Stores, Inc.                                         43,945   2,932,889
    Walgreens Boots Alliance, Inc.                                16,098   1,319,070
#   Whole Foods Market, Inc.                                         165       4,986
                                                                         -----------
Total Consumer Staples                                                    18,466,034
                                                                         -----------
Energy -- (11.6%)
    Anadarko Petroleum Corp.                                       9,765     678,960
*   Antero Resources Corp.                                         3,928      95,882
    Apache Corp.                                                   5,161     308,731
    Baker Hughes, Inc.                                            14,996     945,948
    Chevron Corp.                                                 47,755   5,317,519
*   Concho Resources, Inc.                                         3,967     553,158
    ConocoPhillips                                                39,739   1,937,674
    CONSOL Energy, Inc.                                            4,951      83,870
    EOG Resources, Inc.                                            5,500     558,690
    Exxon Mobil Corp.                                            131,773  11,054,437
#   Helmerich & Payne, Inc.                                        8,159     580,594
#   Hess Corp.                                                    10,966     594,138
    HollyFrontier Corp.                                           10,761     311,746
    Kinder Morgan, Inc.                                           21,195     473,496
    Marathon Oil Corp.                                            39,285     658,024
    Marathon Petroleum Corp.                                      28,250   1,357,413
    Nabors Industries, Ltd.                                        9,463     153,774
#   National Oilwell Varco, Inc.                                  19,350     731,624
    Noble Energy, Inc.                                             7,041     279,950
    Occidental Petroleum Corp.                                    20,112   1,362,990
*   PDC Energy, Inc.                                               1,085      80,225
    Phillips 66                                                   25,701   2,097,716
*   Rice Energy, Inc.                                              4,600      91,218
    Schlumberger, Ltd.                                            14,902   1,247,446
*   Southwestern Energy Co.                                       11,514     103,741
    Targa Resources Corp.                                         13,890     800,342
*   TechnipFMC P.L.C.                                             11,251     378,259
    Tesoro Corp.                                                  10,142     819,981

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Energy -- (Continued)
*   Transocean, Ltd.                                              19,588 $   273,644
    Valero Energy Corp.                                           31,170   2,049,739
#*  Weatherford International P.L.C.                              43,409     226,161
*   WPX Energy, Inc.                                               4,000      55,720
                                                                         -----------
Total Energy                                                              36,262,810
                                                                         -----------
Financials -- (23.6%)
    Aflac, Inc.                                                   16,913   1,183,741
*   Alleghany Corp.                                                  521     318,628
    Allied World Assurance Co. Holdings AG                         3,241     172,194
    Allstate Corp. (The)                                          14,266   1,072,946
    Ally Financial, Inc.                                          35,155     742,474
    American Financial Group, Inc.                                 4,802     413,788
    American International Group, Inc.                            33,331   2,141,850
*   Arch Capital Group, Ltd.                                       3,519     310,904
    Assurant, Inc.                                                 6,168     599,098
    Assured Guaranty, Ltd.                                         6,877     267,584
    Axis Capital Holdings, Ltd.                                    5,705     365,177
    Bank of America Corp.                                        267,907   6,065,414
    Bank of New York Mellon Corp. (The)                           58,474   2,615,542
    BB&T Corp.                                                    26,182   1,209,346
    Capital One Financial Corp.                                   26,984   2,358,132
    Chubb, Ltd.                                                    5,516     725,299
    CIT Group, Inc.                                                7,240     298,216
    Citigroup, Inc.                                              118,920   6,639,304
    Citizens Financial Group, Inc.                                12,912     467,027
    CME Group, Inc.                                                7,015     849,376
    CNA Financial Corp.                                            3,404     141,777
    Comerica, Inc.                                                 4,464     301,454
    Endurance Specialty Holdings, Ltd.                             1,441     133,566
    Everest Re Group, Ltd.                                         3,039     668,367
    Fifth Third Bancorp                                           68,056   1,776,262
    Goldman Sachs Group, Inc. (The)                               13,974   3,204,518
    Hartford Financial Services Group, Inc. (The)                 39,433   1,920,781
    Huntington Bancshares, Inc.                                   68,307     924,194
    Invesco, Ltd.                                                  3,389      98,010
    JPMorgan Chase & Co.                                         149,105  12,618,756
    KeyCorp                                                       47,765     858,337
    Leucadia National Corp.                                        6,361     151,710
    Lincoln National Corp.                                        13,849     934,946
    Loews Corp.                                                   15,312     713,233
    M&T Bank Corp.                                                 3,119     507,056
    MetLife, Inc.                                                 25,180   1,370,044
    Morgan Stanley                                                52,758   2,241,687
    Nasdaq, Inc.                                                   5,510     388,675
    Navient Corp.                                                 12,985     195,294
    New York Community Bancorp, Inc.                               5,794      88,011
    Old Republic International Corp.                              12,066     250,973
    PacWest Bancorp                                                2,823     156,394
#   People's United Financial, Inc.                                5,909     110,794
    PNC Financial Services Group, Inc. (The)                      18,907   2,277,537
    Principal Financial Group, Inc.                               22,014   1,256,779
    Prosperity Bancshares, Inc.                                    1,367      99,285

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
    Prudential Financial, Inc.                                    15,191 $ 1,596,726
    Regions Financial Corp.                                       78,383   1,129,499
    Reinsurance Group of America, Inc.                             4,378     549,308
#   RenaissanceRe Holdings, Ltd.                                   2,550     347,616
*   Santander Consumer USA Holdings, Inc.                          4,806      63,535
    State Street Corp.                                             7,121     542,620
    SunTrust Banks, Inc.                                          16,243     922,927
    Travelers Cos., Inc. (The)                                    15,091   1,777,418
    Unum Group                                                    13,454     611,215
    Validus Holdings, Ltd.                                         1,280      72,960
    Voya Financial, Inc.                                           6,430     258,615
    Wells Fargo & Co.                                             40,340   2,272,352
#   WR Berkley Corp.                                               3,665     246,325
    XL Group, Ltd.                                                13,379     502,649
    Zions Bancorporation                                           9,725     410,298
                                                                         -----------
Total Financials                                                          73,508,543
                                                                         -----------
Health Care -- (10.7%)
    Abbott Laboratories                                           28,862   1,205,566
    Aetna, Inc.                                                   21,525   2,553,080
*   Allergan P.L.C.                                                6,107   1,336,761
    Anthem, Inc.                                                  16,612   2,560,574
    Baxter International, Inc.                                     2,568     123,033
#*  Bio-Rad Laboratories, Inc. Class A                               301      57,214
*   Boston Scientific Corp.                                       18,920     455,215
*   Centene Corp.                                                  6,795     429,920
    Cigna Corp.                                                    3,559     520,397
    Danaher Corp.                                                 27,981   2,348,166
*   DaVita, Inc.                                                   5,477     349,159
    DENTSPLY SIRONA, Inc.                                          2,010     113,967
*   Envision Healthcare Corp.                                      1,015      69,020
*   Express Scripts Holding Co.                                   31,513   2,170,615
    Humana, Inc.                                                   7,894   1,566,959
*   Laboratory Corp. of America Holdings                           8,119   1,089,651
*   Mallinckrodt P.L.C.                                            7,529     366,888
#*  MEDNAX, Inc.                                                   3,605     246,402
    Medtronic P.L.C.                                              49,234   3,742,769
*   Mylan NV                                                      11,712     445,642
    PerkinElmer, Inc.                                              1,709      90,902
#   Perrigo Co. P.L.C.                                             1,176      89,552
    Pfizer, Inc.                                                 211,922   6,724,285
    Quest Diagnostics, Inc.                                       12,266   1,127,491
*   Quintiles IMS Holdings, Inc.                                   1,368     107,374
    STERIS P.L.C.                                                  2,435     172,471
    Teleflex, Inc.                                                   850     142,570
    Thermo Fisher Scientific, Inc.                                14,146   2,155,709
*   United Therapeutics Corp.                                        100      16,363
    Universal Health Services, Inc. Class B                        3,428     386,096
*   WellCare Health Plans, Inc.                                    1,356     197,352

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ -----------
Health Care -- (Continued)
    Zimmer Biomet Holdings, Inc.                                  3,628 $   429,301
                                                                        -----------
Total Health Care                                                        33,390,464
                                                                        -----------
Industrials -- (9.5%)
*   AECOM                                                         9,375     346,219
    AGCO Corp.                                                    6,561     412,031
    AMERCO                                                          587     221,105
    Arconic, Inc.                                                23,877     544,157
    Carlisle Cos., Inc.                                           2,787     304,090
    Caterpillar, Inc.                                            17,275   1,652,526
*   Colfax Corp.                                                  2,643     103,077
    CSX Corp.                                                    59,904   2,778,947
    Cummins, Inc.                                                 3,272     481,017
    Delta Air Lines, Inc.                                        10,079     476,132
    Dover Corp.                                                  10,840     842,810
    Eaton Corp. P.L.C.                                           22,089   1,563,459
    EMCOR Group, Inc.                                               500      34,845
    FedEx Corp.                                                   7,889   1,491,889
    Fluor Corp.                                                   9,740     540,570
    General Electric Co.                                         10,292     305,672
*   Genesee & Wyoming, Inc. Class A                                 800      60,288
*   Hertz Global Holdings, Inc.                                     450       9,436
    Ingersoll-Rand P.L.C.                                         8,600     682,410
*   Jacobs Engineering Group, Inc.                                5,998     351,183
*   JetBlue Airways Corp.                                        35,732     700,704
    Johnson Controls International P.L.C.                         4,619     203,144
    Kansas City Southern                                          7,931     681,352
    L3 Technologies, Inc.                                         4,691     744,415
    Macquarie Infrastructure Corp.                                2,231     167,303
    ManpowerGroup, Inc.                                           5,355     511,188
    Norfolk Southern Corp.                                       17,791   2,089,731
    Northrop Grumman Corp.                                        3,030     694,112
    Orbital ATK, Inc.                                             1,640     142,598
    Oshkosh Corp.                                                 3,847     267,867
    Owens Corning                                                 9,334     515,703
    PACCAR, Inc.                                                  6,931     466,526
    Pentair P.L.C.                                               14,566     854,005
*   Quanta Services, Inc.                                         4,938     177,225
    Republic Services, Inc.                                      27,995   1,606,353
    Ryder System, Inc.                                            1,220      94,672
    Southwest Airlines Co.                                       20,096   1,051,222
    Spirit Aerosystems Holdings, Inc. Class A                       341      20,477
    Stanley Black & Decker, Inc.                                 15,884   1,969,616
*   Teledyne Technologies, Inc.                                     800      98,296
    Textron, Inc.                                                22,628   1,071,888
    Union Pacific Corp.                                           3,849     410,226
*   United Continental Holdings, Inc.                            14,992   1,056,486
*   United Rentals, Inc.                                          2,880     364,349
#*  USG Corp.                                                       998      30,529

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
*   XPO Logistics, Inc.                                            5,453 $   243,967
                                                                         -----------
Total Industrials                                                         29,435,817
                                                                         -----------
Information Technology -- (14.8%)
    Amdocs, Ltd.                                                   5,248     308,110
*   ARRIS International P.L.C.                                    11,357     324,583
*   Arrow Electronics, Inc.                                        8,544     628,155
    Avnet, Inc.                                                   12,553     582,961
    Brocade Communications Systems, Inc.                          16,952     211,391
    CA, Inc.                                                      37,439   1,170,718
    Cisco Systems, Inc.                                          311,140   9,558,221
*   CommerceHub, Inc. Series C                                     1,208      17,613
*   Conduent, Inc.                                                16,473     246,436
    Corning, Inc.                                                 42,352   1,121,904
*   Dell Technologies, Inc. Class V                                6,610     416,364
*   EchoStar Corp. Class A                                         2,788     141,993
    Fidelity National Information Services, Inc.                  17,792   1,413,041
*   Flex, Ltd.                                                    24,033     376,597
    FLIR Systems, Inc.                                             3,183     112,455
    Hewlett Packard Enterprise Co.                               106,724   2,420,500
    HP, Inc.                                                     106,724   1,606,196
*   IAC/InterActiveCorp                                              181      12,455
    Intel Corp.                                                  297,443  10,951,851
    Jabil Circuit, Inc.                                            9,233     221,407
    Juniper Networks, Inc.                                        25,876     692,959
#   Lam Research Corp.                                            12,760   1,465,614
    Leidos Holdings, Inc.                                          6,997     338,095
    Marvell Technology Group, Ltd.                                12,733     189,340
*   Micron Technology, Inc.                                       71,442   1,722,467
*   Microsemi Corp.                                                1,900     100,985
    NetApp, Inc.                                                   7,230     277,054
*   Nuance Communications, Inc.                                   10,257     162,676
    NVIDIA Corp.                                                  22,756   2,484,500
*   ON Semiconductor Corp.                                        13,909     185,268
#*  Qorvo, Inc.                                                    2,900     186,209
    QUALCOMM, Inc.                                                32,794   1,752,183
#   SS&C Technologies Holdings, Inc.                               2,313      74,317
    Symantec Corp.                                                16,045     442,040
    SYNNEX Corp.                                                   3,200     384,576
*   Synopsys, Inc.                                                 2,343     147,351
    TE Connectivity, Ltd.                                         12,377     920,230
    Teradyne, Inc.                                                   649      18,419
    Western Digital Corp.                                         17,977   1,433,306
    Xerox Corp.                                                   82,366     570,796
*   Yahoo!, Inc.                                                  14,597     643,290
                                                                         -----------
Total Information Technology                                              46,034,626
                                                                         -----------
Materials -- (4.0%)
    Albemarle Corp.                                                7,608     704,805
    Alcoa Corp.                                                    7,959     290,106
    Ashland Global Holdings, Inc.                                  4,482     533,492
    CF Industries Holdings, Inc.                                  17,166     605,788

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                  ------- ------------
Materials -- (Continued)
     Dow Chemical Co. (The)                                         7,551 $    450,266
     Eastman Chemical Co.                                          12,247      949,143
*    Freeport-McMoRan, Inc.                                        63,331    1,054,461
     Huntsman Corp.                                                 6,064      123,645
*    Ingevity Corp.                                                 1,533       85,219
     International Paper Co.                                       15,143      857,094
     Martin Marietta Materials, Inc.                                1,361      312,486
     Mosaic Co. (The)                                              24,547      770,039
     Newmont Mining Corp.                                          46,216    1,676,716
     Nucor Corp.                                                   29,097    1,690,245
     Olin Corp.                                                     3,600       94,356
     Reliance Steel & Aluminum Co.                                  5,582      444,606
     Steel Dynamics, Inc.                                          10,979      371,200
     Vulcan Materials Co.                                           4,850      622,401
     Westlake Chemical Corp.                                        3,502      216,809
     WestRock Co.                                                  13,963      745,066
                                                                          ------------
Total Materials                                                             12,597,943
                                                                          ------------
Real Estate -- (0.0%)
     Jones Lang LaSalle, Inc.                                       1,032      106,327
                                                                          ------------
Telecommunication Services -- (5.0%)
     AT&T, Inc.                                                   292,557   12,334,203
     CenturyLink, Inc.                                             51,515    1,332,178
#    Frontier Communications Corp.                                 62,403      217,787
*    Level 3 Communications, Inc.                                  10,765      640,087
*    Sprint Corp.                                                  33,154      306,011
*    T-Mobile US, Inc.                                             13,578      845,502
                                                                          ------------
Total Telecommunication Services                                            15,675,768
                                                                          ------------
     Utilities -- (0.2%)
*    Calpine Corp.                                                 19,916      235,009
     NRG Energy, Inc.                                              20,677      341,997
                                                                          ------------
Total Utilities                                                                577,006
                                                                          ------------
TOTAL COMMON STOCKS                                                        307,956,654
                                                                          ------------
TOTAL INVESTMENT SECURITIES                                                307,956,654
                                                                          ------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
     State Street Institutional U.S. Government Money Market
       Fund, 0.420%                                               615,938      615,938
                                                                          ------------
SECURITIES LENDING COLLATERAL -- (1.0%)
(S)@ DFA Short Term Investment Fund                               261,680    3,028,166
                                                                          ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $230,608,001)^^                       $311,600,758
                                                                          ============

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------
                                                               LEVEL 1       LEVEL 2   LEVEL 3    TOTAL
                                                             ------------   ---------- ------- ------------
Common Stocks
   Consumer Discretionary                                    $ 41,901,316           --   --    $ 41,901,316
   Consumer Staples                                            18,466,034           --   --      18,466,034
   Energy                                                      36,262,810           --   --      36,262,810
   Financials                                                  73,508,543           --   --      73,508,543
   Health Care                                                 33,390,464           --   --      33,390,464
   Industrials                                                 29,435,817           --   --      29,435,817
   Information Technology                                      46,034,626           --   --      46,034,626
   Materials                                                   12,597,943           --   --      12,597,943
   Real Estate                                                    106,327           --   --         106,327
   Telecommunication Services                                  15,675,768           --   --      15,675,768
   Utilities                                                      577,006           --   --         577,006
Temporary Cash Investments                                        615,938           --   --         615,938
Securities Lending Collateral                                          --   $3,028,166   --       3,028,166
                                                             ------------   ----------   --    ------------
TOTAL                                                        $308,572,592   $3,028,166   --    $311,600,758
                                                             ============   ==========   ==    ============

                       VA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                 SHARES    VALUE++
                                                                 ------- -----------
COMMON STOCKS -- (98.1%)
AUSTRALIA -- (6.5%)
#   Alumina, Ltd.                                                 51,921 $    76,503
    Aurizon Holdings, Ltd.                                        72,458     275,276
    Australia & New Zealand Banking Group, Ltd.                  115,129   2,557,980
    Bank of Queensland, Ltd.                                      10,621      96,497
    Bendigo & Adelaide Bank, Ltd.                                 24,593     234,210
    BHP Billiton, Ltd.                                           155,689   3,158,655
    BHP Billiton, Ltd. Sponsored ADR                               1,200      49,548
    BlueScope Steel, Ltd.                                         37,680     320,404
    Boral, Ltd.                                                   68,274     301,723
    Crown Resorts, Ltd.                                            6,319      54,664
    Fortescue Metals Group, Ltd.                                 182,089     921,423
    Incitec Pivot, Ltd.                                           73,326     214,304
    National Australia Bank, Ltd.                                  3,464      79,659
    Newcrest Mining, Ltd.                                         52,064     853,806
    Origin Energy, Ltd.                                           52,124     279,501
    QBE Insurance Group, Ltd.                                     46,090     437,264
    Rio Tinto, Ltd.                                                6,113     310,109
    Santos, Ltd.                                                  88,053     267,883
    South32, Ltd.                                                149,854     313,642
    South32, Ltd. ADR                                                480       5,064
    Star Entertainment Grp, Ltd. (The)                            42,515     154,015
    Suncorp Group, Ltd.                                           59,251     585,811
    Treasury Wine Estates, Ltd.                                   21,869     192,929
    Woodside Petroleum, Ltd.                                      52,384   1,255,990
                                                                         -----------
TOTAL AUSTRALIA                                                           12,996,860
                                                                         -----------
AUSTRIA -- (0.2%)
*   Erste Group Bank AG                                            2,529      77,087
    OMV AG                                                         4,428     154,972
*   Raiffeisen Bank International AG                               4,543     101,182
                                                                         -----------
TOTAL AUSTRIA                                                                333,241
                                                                         -----------
BELGIUM -- (0.9%)
    Ageas                                                         11,172     478,348
    KBC Group NV                                                   8,675     563,416
    Solvay SA                                                      5,386     631,507
    UCB SA                                                         2,569     177,441
                                                                         -----------
TOTAL BELGIUM                                                              1,850,712
                                                                         -----------
CANADA -- (8.8%)
#   AltaGas, Ltd.                                                 10,709     254,712
    Bank of Montreal                                              32,647   2,469,093
*   BlackBerry, Ltd.                                              11,444      80,795
    Cameco Corp.                                                  21,467     273,704
    Canadian Natural Resources, Ltd.                              16,882     510,343
    Cenovus Energy, Inc.                                          36,533     497,945
    Crescent Point Energy Corp.(22576C101)                        15,573     181,737
    Crescent Point Energy Corp.(B67C8W8)                          22,411     261,268
    Element Fleet Management Corp.                                 5,100      49,579
    Empire Co., Ltd. Class A                                      16,101     201,069
#   Enbridge Income Fund Holdings, Inc.                            4,400     115,609

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------ -----------
CANADA -- (Continued)
    Encana Corp.                                                 27,646 $   352,763
    Fairfax Financial Holdings, Ltd.                              1,351     631,245
    Finning International, Inc.                                      67       1,356
    First Quantum Minerals, Ltd.                                 28,330     357,268
    Goldcorp, Inc.(380956409)                                    36,283     586,696
    Goldcorp, Inc.(2676302)                                       4,000      64,676
*   Husky Energy, Inc.                                           21,861     282,074
    Imperial Oil, Ltd.                                            5,685     186,923
    Industrial Alliance Insurance & Financial Services, Inc.      9,774     411,240
*   Kinross Gold Corp.                                           80,284     312,807
*   Lundin Mining Corp.                                          53,820     329,227
    Magna International, Inc.                                    19,766     855,473
    Manulife Financial Corp.(56501R106)                          64,573   1,237,219
    Manulife Financial Corp.(2492519)                            36,620     702,147
    Silver Wheaton Corp.                                          3,929      86,949
    Sun Life Financial, Inc.(2566124)                             9,704     383,014
    Sun Life Financial, Inc.(866796105)                          15,652     617,628
    Suncor Energy, Inc.(867224107)                               34,074   1,057,657
    Suncor Energy, Inc.(B3NB1P2)                                 55,331   1,716,163
    Tahoe Resources, Inc.                                         6,200      56,556
    Teck Resources, Ltd. Class B(878742204)                      34,765     853,133
    Teck Resources, Ltd. Class B(2879327)                        14,790     362,462
*   Tourmaline Oil Corp.                                         17,573     410,813
*   Turquoise Hill Resources, Ltd.                               38,520     139,427
    Veresen, Inc.                                                 5,200      52,869
    Whitecap Resources, Inc.                                     22,800     181,524
    WSP Global, Inc.                                              7,906     278,145
    Yamana Gold, Inc.                                            50,552     167,050
                                                                        -----------
TOTAL CANADA                                                             17,570,358
                                                                        -----------
DENMARK -- (1.8%)
    AP Moller--Maersk A.S. Class A                                  131     209,739
    AP Moller--Maersk A.S. Class B                                  250     419,032
    Carlsberg A.S. Class B                                        3,922     354,813
    Danske Bank A.S.                                             20,708     690,704
    DSV A.S.                                                     11,168     543,095
    ISS A.S.                                                     10,604     377,591
    Tryg A.S.                                                     1,726      33,024
    Vestas Wind Systems A.S.                                     12,836     900,174
*   William Demant Holding A.S.                                   3,090      57,857
                                                                        -----------
TOTAL DENMARK                                                             3,586,029
                                                                        -----------
FINLAND -- (0.7%)
    Fortum Oyj                                                   18,236     290,950
    Neste Oyj                                                        92       3,201
    Stora Enso Oyj Class R                                       36,977     419,622
    UPM-Kymmene Oyj                                              30,093     682,506
                                                                        -----------
TOTAL FINLAND                                                             1,396,279
                                                                        -----------
FRANCE -- (9.5%)
    AXA SA                                                       58,531   1,438,531
    BNP Paribas SA                                               33,486   2,142,160

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
FRANCE -- (Continued)
    Bollore SA                                                    24,448 $    97,779
    Bouygues SA                                                   12,585     457,288
    Casino Guichard Perrachon SA                                   4,505     242,920
    Cie de Saint-Gobain                                           34,872   1,713,459
    Cie Generale des Etablissements Michelin                       2,923     314,025
    CNP Assurances                                                14,387     270,373
    Credit Agricole SA                                            16,841     223,508
#   Electricite de France SA                                      18,909     186,405
    Engie SA                                                      70,881     848,624
    Natixis SA                                                    41,903     248,299
    Orange SA                                                     98,026   1,521,798
*   Peugeot SA                                                    38,495     716,415
    Renault SA                                                    15,215   1,370,013
    SCOR SE                                                        6,488     219,579
    Societe Generale SA                                           32,907   1,608,741
    STMicroelectronics NV                                         51,204     675,799
    Total SA                                                      84,942   4,297,654
    Vivendi SA                                                    20,623     378,145
                                                                         -----------
TOTAL FRANCE                                                              18,971,515
                                                                         -----------
GERMANY -- (7.0%)
    Allianz SE                                                    12,806   2,176,563
    Allianz SE Sponsored ADR                                      37,493     636,069
    Bayerische Motoren Werke AG                                   17,255   1,575,557
    Commerzbank AG                                                25,181     219,015
    Daimler AG                                                    47,450   3,568,565
*   Deutsche Bank AG(D18190898)                                   28,152     560,506
*   Deutsche Bank AG(5750355)                                     11,239     224,454
    Deutsche Lufthansa AG                                         20,576     274,866
    Evonik Industries AG                                           5,237     170,002
    Fraport AG Frankfurt Airport Services Worldwide                2,342     140,157
    Fresenius Medical Care AG & Co. KGaA                           2,436     198,838
    Hannover Rueck SE                                              1,277     140,661
    HeidelbergCement AG                                            6,512     629,086
    Lanxess AG                                                     1,086      79,030
    Linde AG                                                       4,169     677,981
    Metro AG                                                      15,254     522,003
    Muenchener Rueckversicherungs-Gesellschaft AG                  2,898     545,711
    Osram Licht AG                                                 1,822     105,768
*   RWE AG                                                        60,150     800,899
*   Talanx AG                                                      3,757     129,314
    Telefonica Deutschland Holding AG                             41,093     171,900
*   Uniper SE                                                     16,317     232,453
    Volkswagen AG                                                  1,851     296,520
                                                                         -----------
TOTAL GERMANY                                                             14,075,918
                                                                         -----------
HONG KONG -- (2.5%)
    Cathay Pacific Airways, Ltd.                                  75,000     101,579
    CK Hutchison Holdings, Ltd.                                  119,512   1,432,373
    Guoco Group, Ltd.                                              1,000      11,268
    Hang Lung Group, Ltd.                                         57,000     218,602
    Hang Lung Properties, Ltd.                                    80,000     196,886

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
HONG KONG -- (Continued)
#   Henderson Land Development Co., Ltd.                          25,000 $  137,998
    Hopewell Holdings, Ltd.                                        3,500     12,497
    Kerry Properties, Ltd.                                        26,500     74,991
    MTR Corp., Ltd.                                               33,054    167,920
    New World Development Co., Ltd.                              448,520    517,500
    NWS Holdings, Ltd.                                            64,247    115,449
    Shangri-La Asia, Ltd.                                         76,000     84,534
    Sino Land Co., Ltd.                                           59,388     98,130
    Sun Hung Kai Properties, Ltd.                                 47,362    651,751
    Swire Pacific, Ltd. Class A                                   31,500    320,919
    Swire Pacific, Ltd. Class B                                   47,500     83,631
    Wharf Holdings, Ltd. (The)                                    44,635    334,686
    Wheelock & Co., Ltd.                                          59,000    358,597
    Yue Yuen Industrial Holdings, Ltd.                            15,000     54,835
                                                                         ----------
TOTAL HONG KONG                                                           4,974,146
                                                                         ----------
IRELAND -- (0.4%)
*   Bank of Ireland                                              909,820    244,430
    CRH P.L.C. Sponsored ADR                                      17,356    599,129
    Paddy Power Betfair P.L.C.                                       644     67,338
                                                                         ----------
TOTAL IRELAND                                                               910,897
                                                                         ----------
ISRAEL -- (0.5%)
    Bank Hapoalim BM                                              64,982    392,632
*   Bank Leumi Le-Israel BM                                       67,621    279,688
    Mizrahi Tefahot Bank, Ltd.                                     7,736    119,156
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR             3,769    125,998
                                                                         ----------
TOTAL ISRAEL                                                                917,474
                                                                         ----------
ITALY -- (1.2%)
*   Fiat Chrysler Automobiles NV                                  74,722    818,165
    Mediobanca SpA                                                19,600    168,757
*   Telecom Italia SpA                                           574,660    494,159
*   Telecom Italia SpA Sponsored ADR                              18,000    154,980
    UniCredit SpA                                                 25,154    686,625
                                                                         ----------
TOTAL ITALY                                                               2,322,686
                                                                         ----------
JAPAN -- (22.3%)
    Aeon Co., Ltd.                                                43,800    633,035
    Aisin Seiki Co., Ltd.                                          9,200    420,849
    Alfresa Holdings Corp.                                         7,100    116,869
    Amada Holdings Co., Ltd.                                       8,800    103,432
    Aoyama Trading Co., Ltd.                                       1,900     66,967
    Asahi Glass Co., Ltd.                                         69,000    512,644
    Asahi Kasei Corp.                                             40,000    373,062
    Bank of Kyoto, Ltd. (The)                                      8,000     62,540
    Brother Industries, Ltd.                                       2,700     49,836
    Canon Marketing Japan, Inc.                                    2,000     38,173
    Chiba Bank, Ltd. (The)                                        22,000    143,909
    Chugoku Bank, Ltd. (The)                                       4,700     69,137
    Citizen Watch Co., Ltd.                                       20,500    127,302
    Coca-Cola East Japan Co., Ltd.                                 2,800     60,976

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
#   Coca-Cola West Co., Ltd.                                       2,800 $   81,274
    COMSYS Holdings Corp.                                          4,600     84,559
    Concordia Financial Group, Ltd.                               46,000    242,623
    Credit Saison Co., Ltd.                                        3,500     63,770
    Dai Nippon Printing Co., Ltd.                                 13,000    132,257
    Dai-ichi Life Holdings, Inc.                                  42,100    763,226
    Daicel Corp.                                                  16,500    182,458
    Daido Steel Co., Ltd.                                          3,000     13,623
    Daiwa Securities Group, Inc.                                  10,000     63,763
    Denka Co., Ltd.                                               27,000    132,891
    Denso Corp.                                                    7,300    316,123
    DIC Corp.                                                      4,700    145,546
    Dowa Holdings Co., Ltd.                                       10,000     84,873
    Ebara Corp.                                                   11,000    339,254
    FamilyMart UNY Holdings Co., Ltd.                                 --         25
    Fuji Media Holdings, Inc.                                      1,800     26,080
    FUJIFILM Holdings Corp.                                       19,600    759,015
    Fukuoka Financial Group, Inc.                                 22,000     97,114
    Glory, Ltd.                                                    1,200     37,490
    Gunma Bank, Ltd. (The)                                        12,000     65,457
    H2O Retailing Corp.                                            4,100     67,856
    Hachijuni Bank, Ltd. (The)                                    15,000     88,289
    Hankyu Hanshin Holdings, Inc.                                 14,500    491,983
    Heiwa Corp.                                                    2,300     55,451
    Hiroshima Bank, Ltd. (The)                                    25,000    116,805
    Hitachi Capital Corp.                                          4,300    110,387
    Hitachi Chemical Co., Ltd.                                     4,000    113,564
    Hitachi Construction Machinery Co., Ltd.                       7,000    160,984
    Hitachi Metals, Ltd.                                          12,800    177,448
    Hitachi Transport System, Ltd.                                   900     18,368
    Hitachi, Ltd.                                                212,000  1,213,796
    Hokuhoku Financial Group, Inc.                                 4,600     78,807
    Honda Motor Co., Ltd.                                         71,800  2,136,689
    Ibiden Co., Ltd.                                               5,300     75,378
    Idemitsu Kosan Co., Ltd.                                       5,600    173,160
*   IHI Corp.                                                     10,000     26,928
    Iida Group Holdings Co., Ltd.                                 11,700    218,968
    Inpex Corp.                                                   38,700    379,770
    Isetan Mitsukoshi Holdings, Ltd.                               8,500     99,427
    ITOCHU Corp.                                                  44,300    610,272
    Iyo Bank, Ltd. (The)                                           7,000     46,971
    J Front Retailing Co., Ltd.                                   16,800    242,453
    JFE Holdings, Inc.                                            32,800    574,134
    JGC Corp.                                                      4,500     78,117
    JSR Corp.                                                     12,100    207,387
    JTEKT Corp.                                                   13,000    213,507
    JX Holdings, Inc.                                             71,027    334,962
#   K's Holdings Corp.                                             1,400     25,264
    Kamigumi Co., Ltd.                                             8,000     77,766
    Kaneka Corp.                                                  36,000    310,183
    Kawasaki Heavy Industries, Ltd.                               53,000    165,848
#   Kawasaki Kisen Kaisha, Ltd.                                   29,000     70,515
    Kinden Corp.                                                   2,000     25,402

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
*   Kobe Steel, Ltd.                                              20,500 $  199,401
    Komatsu, Ltd.                                                 26,200    620,380
    Konica Minolta, Inc.                                          33,500    347,028
    Kuraray Co., Ltd.                                             24,100    381,985
    Kyocera Corp.                                                  4,600    239,480
    Kyushu Financial Group, Inc.                                   5,550     38,240
    LIXIL Group Corp.                                             11,800    275,515
    Marubeni Corp.                                               110,200    670,505
    Mazda Motor Corp.                                             41,600    612,190
    Mebuki Financial Group, Inc.                                  28,540    109,602
    Medipal Holdings Corp.                                         7,000    113,453
    Mitsubishi Chemical Holdings Corp.                            92,900    647,973
    Mitsubishi Corp.                                              21,000    474,392
    Mitsubishi Gas Chemical Co., Inc.                             11,500    220,574
    Mitsubishi Heavy Industries, Ltd.                            144,000    646,874
    Mitsubishi Logistics Corp.                                     2,000     28,450
    Mitsubishi Materials Corp.                                     6,400    218,400
    Mitsubishi UFJ Financial Group, Inc.                         349,700  2,239,312
    Mitsubishi UFJ Lease & Finance Co., Ltd.                      27,100    144,455
    Mitsui & Co., Ltd.                                            23,100    339,013
    Mitsui Chemicals, Inc.                                        49,000    230,427
    Mitsui Fudosan Co., Ltd.                                       4,000     92,349
    Mitsui OSK Lines, Ltd.                                        58,000    184,317
    Mizuho Financial Group, Inc.                                 832,700  1,545,147
    MS&AD Insurance Group Holdings, Inc.                          17,550    587,109
    NEC Corp.                                                    183,000    422,364
    NGK Spark Plug Co., Ltd.                                       7,700    173,428
    NHK Spring Co., Ltd.                                           8,700     87,667
    Nikon Corp.                                                   12,600    203,354
    Nippo Corp.                                                    2,000     37,810
    Nippon Electric Glass Co., Ltd.                               14,000     80,591
    Nippon Express Co., Ltd.                                      56,000    296,244
    Nippon Paper Industries Co., Ltd.                              4,900     89,710
    Nippon Shokubai Co., Ltd.                                      2,200    151,622
    Nippon Steel & Sumitomo Metal Corp.                           36,018    870,106
    Nippon Yusen K.K.                                            101,000    213,581
    Nissan Motor Co., Ltd.                                       107,100  1,059,558
    Nisshin Seifun Group, Inc.                                       900     13,691
    Nisshinbo Holdings, Inc.                                       3,000     28,579
    NOK Corp.                                                      6,500    132,094
    Nomura Holdings, Inc.                                         11,300     70,047
    Nomura Real Estate Holdings, Inc.                              6,300    108,362
    NSK, Ltd.                                                     19,100    231,860
    NTN Corp.                                                     28,000    118,258
    Obayashi Corp.                                                 9,000     85,736
    Oji Holdings Corp.                                            46,000    203,603
    ORIX Corp.                                                    40,200    606,507
    Resona Holdings, Inc.                                        117,600    636,695
    Ricoh Co., Ltd.                                               48,900    436,261
    Rohm Co., Ltd.                                                 2,400    153,471
    Sankyo Co., Ltd.                                               1,800     60,100
    SBI Holdings, Inc.                                            13,280    183,314
    Sega Sammy Holdings, Inc.                                      1,100     17,272

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
JAPAN -- (Continued)
    Seino Holdings Co., Ltd.                                       5,000 $    57,824
#   Sekisui House, Ltd.                                           29,200     472,348
    Shinsei Bank, Ltd.                                            55,000      94,596
    Shizuoka Bank, Ltd. (The)                                     13,000     113,121
    Showa Denko K.K.                                               7,400     121,436
    Sojitz Corp.                                                  34,370      88,586
    Sompo Holdings, Inc.                                           8,097     293,190
    Sumitomo Chemical Co., Ltd.                                  109,000     580,751
    Sumitomo Corp.                                                17,700     221,883
    Sumitomo Electric Industries, Ltd.                            46,600     678,069
    Sumitomo Forestry Co., Ltd.                                    6,300      86,663
    Sumitomo Heavy Industries, Ltd.                               33,000     226,888
    Sumitomo Metal Mining Co., Ltd.                               18,000     243,868
    Sumitomo Mitsui Financial Group, Inc.                         51,500   2,020,448
    Sumitomo Mitsui Trust Holdings, Inc.                           9,003     335,572
    Sumitomo Rubber Industries, Ltd.                              11,000     171,808
    Suzuken Co., Ltd.                                              1,700      56,125
    T&D Holdings, Inc.                                            36,900     546,656
    Taiheiyo Cement Corp.                                         80,000     279,543
    Takashimaya Co., Ltd.                                         22,000     189,463
    TDK Corp.                                                      7,700     553,448
    Teijin, Ltd.                                                  11,800     249,060
    THK Co., Ltd.                                                  5,000     123,206
    Tokai Rika Co., Ltd.                                           2,300      45,776
    Tokio Marine Holdings, Inc.                                    7,400     308,535
    Tokyo Tatemono Co., Ltd.                                       7,500      99,324
    Tokyu Fudosan Holdings Corp.                                  25,900     151,408
    Toppan Printing Co., Ltd.                                     20,000     196,319
    Tosoh Corp.                                                   31,000     234,217
    Toyo Seikan Group Holdings, Ltd.                               6,200     114,350
    Toyoda Gosei Co., Ltd.                                         6,400     154,168
    Toyota Industries Corp.                                        3,800     183,388
    Toyota Motor Corp.                                            18,170   1,056,637
    Toyota Tsusho Corp.                                           14,000     385,084
    Ube Industries, Ltd.                                          59,000     141,858
#   Yamada Denki Co., Ltd.                                        51,200     282,082
    Yamaguchi Financial Group, Inc.                                6,000      65,371
    Yokohama Rubber Co., Ltd. (The)                                6,100     107,282
    Zeon Corp.                                                     4,000      45,901
                                                                         -----------
TOTAL JAPAN                                                               44,551,699
                                                                         -----------
NETHERLANDS -- (3.0%)
    Aegon NV                                                      46,736     254,033
*   ArcelorMittal(B03XPL1)                                        35,581     277,445
*   ArcelorMittal(B295F26)                                        52,913     412,192
    Boskalis Westminster                                           2,402      88,869
    Coca-Cola European Partners P.L.C.                             1,208      41,714
    Gemalto NV                                                     2,954     171,432
    ING Groep NV                                                 103,758   1,490,582
    ING Groep NV Sponsored ADR                                    18,092     260,163
    Koninklijke Ahold Delhaize NV                                 45,934     978,555
    Koninklijke DSM NV                                            10,752     685,444
    Koninklijke Philips NV                                        28,275     830,720

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
NETHERLANDS -- (Continued)
    NN Group NV                                                   12,231 $  433,171
                                                                         ----------
TOTAL NETHERLANDS                                                         5,924,320
                                                                         ----------
NEW ZEALAND -- (0.2%)
    Auckland International Airport, Ltd.                          10,500     52,667
    Fletcher Building, Ltd.                                       33,834    260,671
                                                                         ----------
TOTAL NEW ZEALAND                                                           313,338
                                                                         ----------
NORWAY -- (0.8%)
    DNB ASA                                                       44,374    740,270
    Norsk Hydro ASA                                               53,446    304,873
    Statoil ASA                                                    5,853    109,142
*   Storebrand ASA                                                20,270    123,600
*   Subsea 7 SA                                                    9,006    122,550
    Yara International ASA                                         5,189    218,797
                                                                         ----------
TOTAL NORWAY                                                              1,619,232
                                                                         ----------
PORTUGAL -- (0.0%)
*   Banco Espirito Santo SA                                       40,541         --
    EDP Renovaveis SA                                              7,795     50,078
                                                                         ----------
TOTAL PORTUGAL                                                               50,078
                                                                         ----------
SINGAPORE -- (1.0%)
    CapitaLand, Ltd.                                              48,400    112,953
    City Developments, Ltd.                                       27,200    178,540
    DBS Group Holdings, Ltd.                                      36,800    497,534
    Golden Agri-Resources, Ltd.                                  242,500     72,942
    Hutchison Port Holdings Trust                                275,100    117,007
    Keppel Corp., Ltd.                                           109,700    481,373
    SembCorp Industries, Ltd.                                     47,100    105,188
    Singapore Airlines, Ltd.                                      35,900    252,845
    United Industrial Corp., Ltd.                                 19,000     38,162
    UOL Group, Ltd.                                               23,399    105,976
                                                                         ----------
TOTAL SINGAPORE                                                           1,962,520
                                                                         ----------
SPAIN -- (3.0%)
    Banco de Sabadell SA                                         258,931    390,912
    Banco Popular Espanol SA                                      30,951     32,049
    Banco Santander SA                                           681,481  3,807,340
    CaixaBank SA                                                 133,280    488,537
    Iberdrola SA(B288C92)                                         92,022    581,222
    Iberdrola SA(BYXLF46)                                          2,045     12,879
    Mapfre SA                                                      2,715      8,232
    Repsol SA                                                     44,403    658,127
                                                                         ----------
TOTAL SPAIN                                                               5,979,298
                                                                         ----------
SWEDEN -- (2.3%)
    Boliden AB                                                    20,869    608,798
    Holmen AB Class B                                              1,590     58,176
    ICA Gruppen AB                                                 2,489     81,337
    Millicom International Cellular SA                             4,474    221,563

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
SWEDEN -- (Continued)
    Nordea Bank AB                                               110,912 $ 1,338,960
    Skandinaviska Enskilda Banken AB Class A                      19,166     215,288
*   SSAB AB Class B                                               12,319      41,525
    Svenska Cellulosa AB SCA Class A                                 318      10,041
    Svenska Cellulosa AB SCA Class B                              21,122     635,594
    Svenska Handelsbanken AB Class A                               9,132     136,329
    Tele2 AB Class B                                               2,303      20,305
    Telefonaktiebolaget LM Ericsson Class A                          164         984
    Telefonaktiebolaget LM Ericsson Class B                       67,232     397,901
    Telefonaktiebolaget LM Ericsson Sponsored ADR                 27,013     159,107
    Telia Co AB                                                  112,766     457,428
    Trelleborg AB Class B                                         12,878     267,162
                                                                         -----------
TOTAL SWEDEN                                                               4,650,498
                                                                         -----------
SWITZERLAND -- (7.8%)
*   ABB, Ltd.                                                     64,987   1,548,694
    Adecco Group AG                                               10,508     751,898
    Baloise Holding AG                                             3,212     413,586
    Banque Cantonale Vaudoise                                        125      85,389
    Cie Financiere Richemont SA                                   23,186   1,805,719
*   Clariant AG                                                   22,003     412,364
*   Credit Suisse Group AG                                        33,724     514,801
*   Dufry AG                                                       2,817     402,145
    Flughafen Zuerich AG                                             916     180,140
    Helvetia Holding AG                                              176      99,594
*   Julius Baer Group, Ltd.                                        5,238     246,242
*   LafargeHolcim, Ltd.(7110753)                                  14,225     765,928
*   LafargeHolcim, Ltd.(BZ3DNX4)                                   8,340     445,581
    Novartis AG                                                   20,736   1,530,888
    Swatch Group AG (The)(7184736)                                 3,896     272,214
#   Swatch Group AG (The)(7184725)                                 2,353     833,915
*   Swiss Life Holding AG                                          1,696     514,884
    Swiss Re AG                                                   17,407   1,626,660
*   UBS Group AG(BRJL176)                                         45,288     735,990
*   UBS Group AG(H42097107)                                       37,591     605,591
*   Zurich Insurance Group AG                                      6,382   1,837,847
                                                                         -----------
TOTAL SWITZERLAND                                                         15,630,070
                                                                         -----------
UNITED KINGDOM -- (17.7%)
    3i Group P.L.C.                                                7,027      62,075
*   Anglo American P.L.C.                                         54,333     936,608
    Antofagasta P.L.C.                                            24,477     258,616
    Aviva P.L.C.                                                  28,927     174,168
    Barclays P.L.C.                                                  293         813
    Barclays P.L.C. Sponsored ADR                                 82,325     911,338
    Barratt Developments P.L.C.                                   42,582     256,793
    BHP Billiton P.L.C. ADR                                       10,317     377,499
    BP P.L.C. Sponsored ADR                                      195,898   7,048,407
    Carnival P.L.C.                                                2,639     141,183
    Carnival P.L.C. ADR                                            2,554     138,861
*   Glencore P.L.C.                                              704,688   2,918,593
    HSBC Holdings P.L.C. Sponsored ADR                           124,208   5,291,261

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                  --------- ------------
UNITED KINGDOM -- (Continued)
     J Sainsbury P.L.C.                                             114,170 $    371,460
     Kingfisher P.L.C.                                              153,334      650,564
     Lloyds Banking Group P.L.C. ADR                                359,818    1,194,596
     Pearson P.L.C. Sponsored ADR                                    36,352      281,365
*    Royal Bank of Scotland Group P.L.C.                             20,710       58,018
*    Royal Bank of Scotland Group P.L.C. Sponsored ADR               20,712      116,401
     Royal Dutch Shell P.L.C. Sponsored ADR, Class A                 92,101    5,009,373
     Royal Dutch Shell P.L.C. Sponsored ADR, Class B                 63,145    3,628,943
     Royal Mail P.L.C.                                               29,930      155,437
*    Standard Chartered P.L.C.                                       86,899      850,945
     Vodafone Group P.L.C.                                        1,463,266    3,584,313
     Vodafone Group P.L.C. Sponsored ADR                             22,008      547,995
     WM Morrison Supermarkets P.L.C.                                127,062      378,808
                                                                            ------------
TOTAL UNITED KINGDOM                                                          35,344,433
                                                                            ------------
UNITED STATES -- (0.0%)
*    TechnipFMC P.L.C.                                                2,076       68,038
                                                                            ------------
TOTAL COMMON STOCKS                                                          195,999,639
                                                                            ------------
PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
     Bayerische Motoren Werke AG                                      2,564      192,620
     Porsche Automobil Holding SE                                     4,198      252,523
     Volkswagen AG                                                    9,002    1,405,716
                                                                            ------------
TOTAL GERMANY                                                                  1,850,859
                                                                            ------------
TOTAL PREFERRED STOCKS                                                         1,850,859
                                                                            ------------
TOTAL INVESTMENT SECURITIES                                                  197,850,498
                                                                            ------------

                                                                              VALUE+
                                                                            ------------
SECURITIES LENDING COLLATERAL -- (1.0%)
(S)@ DFA Short Term Investment Fund                                 172,260    1,993,387
                                                                            ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $198,894,581)^^                         $199,843,885
                                                                            ============

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------
                                                               LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                                             ----------- ------------ ------- ------------
Common Stocks
   Australia                                                 $    54,612 $ 12,942,248   --    $ 12,996,860
   Austria                                                            --      333,241   --         333,241
   Belgium                                                            --    1,850,712   --       1,850,712
   Canada                                                     17,570,358           --   --      17,570,358
   Denmark                                                            --    3,586,029   --       3,586,029
   Finland                                                            --    1,396,279   --       1,396,279
   France                                                             --   18,971,515   --      18,971,515
   Germany                                                     1,196,575   12,879,343   --      14,075,918
   Hong Kong                                                          --    4,974,146   --       4,974,146
   Ireland                                                       599,129      311,768   --         910,897
   Israel                                                        125,998      791,476   --         917,474
   Italy                                                         154,980    2,167,706   --       2,322,686
   Japan                                                              --   44,551,699   --      44,551,699
   Netherlands                                                 1,674,507    4,249,813   --       5,924,320
   New Zealand                                                        --      313,338   --         313,338
   Norway                                                             --    1,619,232   --       1,619,232
   Portugal                                                           --       50,078   --          50,078
   Singapore                                                          --    1,962,520   --       1,962,520
   Spain                                                          12,879    5,966,419   --       5,979,298
   Sweden                                                        159,107    4,491,391   --       4,650,498
   Switzerland                                                   605,591   15,024,479   --      15,630,070
   United Kingdom                                             24,546,039   10,798,394   --      35,344,433
   United States                                                  68,038           --   --          68,038
Preferred Stocks
   Germany                                                            --    1,850,859   --       1,850,859
Securities Lending Collateral                                         --    1,993,387   --       1,993,387
Futures Contracts**                                                9,785           --   --           9,785
                                                             ----------- ------------   --    ------------
TOTAL                                                        $46,777,598 $153,076,072   --    $199,853,670
                                                             =========== ============   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                       VA INTERNATIONAL SMALL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                 SHARES  VALUE++
                                                                 ------- --------
COMMON STOCKS -- (92.3%)
AUSTRALIA -- (5.8%)
    Adelaide Brighton, Ltd.                                       31,770 $123,446
*   AED Oil, Ltd.                                                  4,139       --
#   Ainsworth Game Technology, Ltd.                                8,468   11,633
*   Alkane Resources, Ltd.                                        19,700    5,089
    ALS, Ltd.                                                     25,014  112,442
#   Altium, Ltd.                                                  10,936   67,019
#   Alumina, Ltd.                                                 10,001   14,736
#   AMA Group, Ltd.                                               28,485   21,390
    Amaysim Australia, Ltd.                                       12,705   19,674
    Ansell, Ltd.                                                  10,687  192,628
#   AP Eagers, Ltd.                                                5,272   38,451
*   APN News & Media, Ltd.                                        21,599   41,632
    APN Outdoor Group, Ltd.                                        1,660    7,094
#   ARB Corp., Ltd.                                                6,754   83,076
    Ardent Leisure Group                                          45,511   72,588
#*  Arrium, Ltd.                                                 211,294        1
    Asaleo Care, Ltd.                                             20,970   23,994
*   Atlas Iron, Ltd.                                             881,033   29,481
    AUB Group, Ltd.                                                6,741   53,506
*   Ausdrill, Ltd.                                                21,215   22,513
    Austal, Ltd.                                                  27,320   33,189
*   Australian Agricultural Co., Ltd.                             35,981   40,010
    Australian Pharmaceutical Industries, Ltd.                    31,902   45,689
    Auswide Bank, Ltd.                                               777    3,135
#   Automotive Holdings Group, Ltd.                               19,859   58,923
    Aveo Group                                                    30,786   74,472
    AVJennings, Ltd.                                              30,044   13,774
*   AWE, Ltd.                                                     53,433   23,555
    Bapcor, Ltd.                                                  27,701  115,235
    Beach Energy, Ltd.                                           164,490   93,882
*   Beadell Resources, Ltd.                                       69,221   16,119
#   Bega Cheese, Ltd.                                              9,353   36,418
#   Bellamy's Australia, Ltd.                                      4,593   14,742
*   Billabong International, Ltd.                                  8,658    8,933
#   Blackmores, Ltd.                                               1,296  113,663
#   Blue Sky Alternative Investments, Ltd.                         3,335   17,463
*   Bradken, Ltd.                                                 21,442   52,371
#   Breville Group, Ltd.                                          11,850   75,066
    Brickworks, Ltd.                                               2,810   27,000
    BT Investment Management, Ltd.                                10,548   74,956
#   Cabcharge Australia, Ltd.                                      9,538   26,430
*   Cardno, Ltd.                                                  22,209   19,129
*   Carnarvon Petroleum, Ltd.                                      6,703      488
    carsales.com, Ltd.                                            11,973   94,883
#   Cash Converters International, Ltd.                           15,875    4,280
    Cedar Woods Properties, Ltd.                                   6,587   26,895
    Cleanaway Waste Management, Ltd.                             140,011  121,101
*   Coal of Africa, Ltd.                                          22,474      920
    Codan, Ltd.                                                    2,725    4,191
    Collins Foods, Ltd.                                           12,455   56,897
#   Corporate Travel Management, Ltd.                              4,235   55,901

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
AUSTRALIA -- (Continued)
    Costa Group Holdings, Ltd.                                    24,756 $ 61,622
#   Cover-More Group, Ltd.                                        38,979   56,771
    Credit Corp. Group, Ltd.                                       4,510   60,029
#   CSG, Ltd.                                                     15,131    8,950
    CSR, Ltd.                                                     41,271  138,205
*   CuDeco, Ltd.                                                   4,262    1,293
    Decmil Group, Ltd.                                             8,327    6,606
#*  Doray Minerals, Ltd.                                          36,011   11,898
    Downer EDI, Ltd.                                              36,832  173,368
*   DSHE Holdings, Ltd.                                           10,561       --
    DuluxGroup, Ltd.                                              28,442  131,086
    Eclipx Group, Ltd.                                            13,048   37,059
#*  Elders, Ltd.                                                   8,151   26,276
#*  Energy World Corp., Ltd.                                      50,545   14,891
#   EQT Holdings, Ltd.                                             1,194   16,756
#   ERM Power, Ltd.                                               19,540   17,857
#   Estia Health, Ltd.                                             3,105    6,325
    Event Hospitality and Entertainment, Ltd.                      8,362   93,575
    Evolution Mining, Ltd.                                        72,531  117,960
    Fairfax Media, Ltd.                                          198,477  128,090
#*  Fleetwood Corp., Ltd.                                          6,315    9,255
#   FlexiGroup, Ltd.                                              19,943   34,529
#   Flight Centre Travel Group, Ltd.                               3,531   80,284
#   G8 Education, Ltd.                                            29,235   79,261
#   Gateway Lifestyle                                             17,457   26,874
    GrainCorp, Ltd. Class A                                       16,241  117,092
#   Greencross, Ltd.                                              10,802   53,999
#   GUD Holdings, Ltd.                                            10,117   74,510
    GWA Group, Ltd.                                               23,855   47,447
#   Hansen Technologies, Ltd.                                     13,192   38,647
*   Hills, Ltd.                                                   26,079    6,731
    IDP Education, Ltd.                                           11,245   34,802
    Iluka Resources, Ltd.                                         30,100  172,742
*   Imdex, Ltd.                                                   17,843    9,210
#   IMF Bentham, Ltd.                                             13,775   18,297
    Independence Group NL                                         38,182  109,743
*   Infigen Energy                                                80,009   60,761
    Infomedia, Ltd.                                               29,538   16,257
    InvoCare, Ltd.                                                 8,056   81,188
#   IOOF Holdings, Ltd.                                           24,214  167,251
    IRESS, Ltd.                                                    9,114   78,160
    iSelect, Ltd.                                                 15,373   20,291
#   iSentia Group, Ltd.                                           13,862   27,578
    Japara Healthcare, Ltd.                                       10,675   16,986
    JB Hi-Fi, Ltd.                                                 8,419  176,593
*   Karoon Gas Australia, Ltd.                                    22,730   31,007
#*  Kingsgate Consolidated, Ltd.                                  11,507    2,435
    Link Administration Holdings, Ltd.                            20,780  120,967
#*  Lynas Corp., Ltd.                                             10,000      646
    MACA, Ltd.                                                     3,463    4,166
*   Macmahon Holdings, Ltd.                                       69,831    8,215
    Macquarie Atlas Roads Group                                   28,473  108,420
    Magellan Financial Group, Ltd.                                 6,604  117,811

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
AUSTRALIA -- (Continued)
    Mantra Group, Ltd.                                            27,147 $ 55,848
#*  Mayne Pharma Group, Ltd.                                     106,784  102,133
    McMillan Shakespeare, Ltd.                                     8,031   63,843
*   Medusa Mining, Ltd.                                            7,354    2,236
#*  Mesoblast, Ltd.                                                7,543    9,210
#*  Metals X, Ltd.                                                27,876   16,914
#*  Metcash, Ltd.                                                 85,183  136,203
*   Mincor Resources NL                                           14,047    2,828
    Mineral Resources, Ltd.                                       13,856  129,377
#*  MMA Offshore, Ltd.                                            18,410    3,907
#   Monadelphous Group, Ltd.                                       9,312   73,492
    Monash IVF Group, Ltd.                                        17,197   21,693
    Mortgage Choice, Ltd.                                         10,500   19,538
*   Mount Gibson Iron, Ltd.                                       65,404   18,843
#   Myer Holdings, Ltd.                                           91,183   83,762
#   MYOB Group, Ltd.                                              18,181   46,892
    Navitas, Ltd.                                                 16,439   55,246
#*  NetComm Wireless, Ltd.                                         6,048    8,470
    New Hope Corp., Ltd.                                          15,030   18,262
    nib holdings, Ltd.                                            27,676   96,709
#   Nine Entertainment Co. Holdings, Ltd.                         45,217   34,159
    Northern Star Resources, Ltd.                                 37,669  109,585
    Nufarm, Ltd.                                                  15,520  105,710
#   OFX Group, Ltd.                                               19,585   24,828
    oOh!media, Ltd.                                               12,225   41,441
*   Orocobre, Ltd.                                                 7,187   23,050
    Orora, Ltd.                                                   63,879  138,217
    OZ Minerals, Ltd.                                             27,601  188,338
    Pact Group Holdings, Ltd.                                     11,420   56,616
#*  Paladin Energy, Ltd.                                         190,272   18,061
    Peet, Ltd.                                                    19,305   15,145
    Perpetual, Ltd.                                                3,234  114,841
#*  Perseus Mining, Ltd.                                         113,003   28,875
#   Platinum Asset Management, Ltd.                               14,364   54,422
    PMP, Ltd.                                                     17,571    8,596
    Premier Investments, Ltd.                                      8,397   82,201
    Primary Health Care, Ltd.                                     40,247  114,539
#   Prime Media Group, Ltd.                                       30,543    7,069
    Programmed Maintenance Services, Ltd.                         27,228   39,260
#   Qube Holdings, Ltd.                                           78,198  136,485
*   Ramelius Resources, Ltd.                                      40,850   18,663
#   RCG Corp., Ltd.                                               24,487   25,329
    RCR Tomlinson, Ltd.                                           10,693   23,592
    Reckon, Ltd.                                                   1,448    1,771
#   Regis Healthcare, Ltd.                                         9,281   30,749
    Regis Resources, Ltd.                                         30,282   73,390
#   Reject Shop, Ltd. (The)                                        1,897   12,203
#   Resolute Mining, Ltd.                                         88,278   98,244
#   Retail Food Group, Ltd.                                       14,253   69,651
    Ridley Corp., Ltd.                                            33,330   32,510
*   Salmat, Ltd.                                                   3,642    1,685
    Sandfire Resources NL                                         10,113   50,604
*   Saracen Mineral Holdings, Ltd.                                69,377   56,091

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
AUSTRALIA -- (Continued)
    SeaLink Travel Group, Ltd.                                     5,156 $ 17,991
    Select Harvests, Ltd.                                          4,176   17,737
*   Senex Energy, Ltd.                                            69,792   14,820
    Servcorp, Ltd.                                                 1,569    7,498
    Service Stream, Ltd.                                          24,219   21,245
#   Seven Group Holdings, Ltd.                                     8,164   45,341
    Seven West Media, Ltd.                                        74,426   45,772
    SG Fleet Group, Ltd.                                           9,631   25,006
    Sigma Pharmaceuticals, Ltd.                                   96,815   88,493
#*  Silex Systems, Ltd.                                            1,112      586
#   Silver Chef, Ltd.                                              1,630   11,127
#*  Silver Lake Resources, Ltd.                                   25,841   13,190
    Sims Metal Management, Ltd.                                   15,927  135,352
    Sirtex Medical, Ltd.                                           3,818   40,700
#*  Slater & Gordon, Ltd.                                         22,893    4,430
    SmartGroup Corp., Ltd.                                         8,573   41,963
    SMS Management & Technology, Ltd.                              6,207    6,540
    Southern Cross Media Group, Ltd.                              67,418   75,172
    Spark Infrastructure Group                                   101,734  180,813
*   Specialty Fashion Group, Ltd.                                 19,600    7,814
    SpeedCast International, Ltd.                                 15,864   43,241
    Spotless Group Holdings, Ltd.                                 79,183   56,505
*   St Barbara, Ltd.                                              40,823   72,269
    Star Entertainment Grp, Ltd. (The)                            49,338  178,733
    Steadfast Group, Ltd.                                         57,870  100,589
*   Sundance Energy Australia, Ltd.                               99,276   15,112
    Sunland Group, Ltd.                                           14,139   17,930
#   Super Retail Group, Ltd.                                       9,227   68,223
    Tabcorp Holdings, Ltd.                                        62,084  223,145
    Tassal Group, Ltd.                                            15,708   55,038
    Technology One, Ltd.                                          18,475   72,204
#*  Ten Network Holdings, Ltd.                                    22,220   15,179
#   TFS Corp., Ltd.                                               35,825   42,698
    Thorn Group, Ltd.                                             15,487   20,321
*   Tiger Resources, Ltd.                                        149,819    4,435
    Tox Free Solutions, Ltd.                                      22,147   44,515
    Treasury Wine Estates, Ltd.                                   14,333  126,446
*   Troy Resources, Ltd.                                           3,735      427
#   Village Roadshow, Ltd.                                         7,008   21,067
*   Virgin Australia Holdings, Ltd.()                            110,192       --
*   Virgin Australia Holdings, Ltd.(B43DQC7)                      62,219   10,384
    Virtus Health, Ltd.                                            9,520   36,985
    Vita Group, Ltd.                                               4,214   10,166
    Vocus Group, Ltd.                                             11,731   35,975
*   Watpac, Ltd.                                                   6,412    3,652
    Webjet, Ltd.                                                   6,560   56,192
#*  Western Areas, Ltd.                                           18,767   35,040
*   Westgold Resources, Ltd.                                      13,938   20,983
*   Whitehaven Coal, Ltd.                                         44,128   95,311
*   WorleyParsons, Ltd.                                           20,922  157,316

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------ -----------
AUSTRALIA -- (Continued)
    WPP AUNZ, Ltd.                                               29,890 $    24,067
                                                                        -----------
TOTAL AUSTRALIA                                                          10,617,939
                                                                        -----------
AUSTRIA -- (1.3%)
    Agrana Beteiligungs AG                                          319      41,179
    ANDRITZ AG                                                    4,004     216,416
    Atrium European Real Estate, Ltd.                            20,363      85,504
#   Austria Technologie & Systemtechnik AG                        2,825      28,956
    BUWOG AG                                                      6,969     166,297
    CA Immobilien Anlagen AG                                      7,521     148,170
#   DO & CO AG                                                      419      26,217
    EVN AG                                                        3,510      42,977
    IMMOFINANZ AG                                                63,330     116,300
    Kapsch TrafficCom AG                                            127       5,225
    Lenzing AG                                                      773     110,438
    Mayr Melnhof Karton AG                                          651      73,460
    Oberbank AG                                                   1,279      86,413
    Oesterreichische Post AG                                      1,784      64,537
    Palfinger AG                                                  1,513      50,941
    POLYTEC Holding AG                                              963      13,281
    Porr Ag                                                         636      27,568
*   Raiffeisen Bank International AG                              8,639     192,409
    RHI AG                                                        2,079      51,305
    Rosenbauer International AG                                     167       9,541
    S IMMO AG                                                     5,806      67,386
    Schoeller-Bleckmann Oilfield Equipment AG                     1,172      88,321
    Semperit AG Holding                                           1,085      34,115
    Strabag SE                                                    1,012      37,070
    Telekom Austria AG                                           10,649      65,569
    UNIQA Insurance Group AG                                      9,006      74,271
    Verbund AG                                                    4,002      64,523
    Vienna Insurance Group AG Wiener Versicherung Gruppe          2,063      50,278
    Voestalpine AG                                                  657      27,859
    Wienerberger AG                                              10,988     212,106
    Zumtobel Group AG                                             2,862      48,080
                                                                        -----------
TOTAL AUSTRIA                                                             2,326,712
                                                                        -----------
BELGIUM -- (1.6%)
#*  Ablynx NV                                                     4,354      56,122
    Ackermans & van Haaren NV                                     1,790     244,104
*   AGFA-Gevaert NV                                              15,370      60,625
    Banque Nationale de Belgique                                     20      62,172
    Barco NV                                                      1,156     100,571
    Bekaert SA                                                    3,353     145,514
    bpost SA                                                      6,213     150,296
    Cie d'Entreprises CFE                                           637      70,353
*   Cie Immobiliere de Belgique SA                                  426      25,514
    D'ieteren SA                                                  2,276     102,821
    Deceuninck NV                                                 6,500      15,429
    Econocom Group SA                                             7,084     106,983
    Elia System Operator SA                                       2,587     129,047
    Euronav NV                                                    8,197      64,014

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
BELGIUM -- (Continued)
    EVS Broadcast Equipment SA                                    1,060 $   36,635
    Exmar NV                                                      2,768     22,070
#*  Fagron                                                        3,624     35,386
*   Galapagos NV(B07Q2V5)                                         1,625    105,896
*   Galapagos NV(B083BK7)                                           974     63,743
    Gimv NV                                                       1,205     67,254
    Ion Beam Applications                                         1,765     75,051
    Kinepolis Group NV                                            1,047     50,246
    Lotus Bakeries                                                   24     63,689
    Melexis NV                                                    1,525    114,631
#*  Nyrstar NV                                                    6,866     58,076
    Ontex Group NV                                                4,967    150,413
*   Orange Belgium SA                                             2,853     64,386
    Recticel SA                                                   2,553     19,038
    Roularta Media Group NV                                         455     12,964
    Sipef SA                                                        540     36,882
*   Telenet Group Holding NV                                        496     26,615
*   Tessenderlo Chemie NV                                         2,976    110,598
*   ThromboGenics NV                                              2,924     10,729
    Umicore SA                                                    6,669    373,560
    Van de Velde NV                                                 433     30,287
*   Viohalco SA                                                   9,200     13,604
                                                                        ----------
TOTAL BELGIUM                                                            2,875,318
                                                                        ----------
CANADA -- (9.6%)
*   5N Plus, Inc.                                                 2,300      3,129
    Absolute Software Corp.                                       2,400     12,911
    Acadian Timber Corp.                                            500      6,663
*   Advantage Oil & Gas, Ltd.                                    16,781    108,198
    Aecon Group, Inc.                                             7,091     88,552
*   Africa Oil Corp.                                             12,529     25,515
    Ag Growth International, Inc.                                 1,567     65,691
    AGF Management, Ltd. Class B                                  7,733     35,954
    AGT Food & Ingredients, Inc.                                  1,730     47,343
    Aimia, Inc.                                                  11,200     73,419
*   Air Canada                                                    4,500     46,236
    AirBoss of America Corp.                                      2,200     22,469
    AKITA Drilling, Ltd. Class A                                  1,200      8,420
*   Alacer Gold Corp.                                            30,833     56,868
    Alamos Gold, Inc. Class A                                    21,890    164,182
#   Alaris Royalty Corp.                                          3,325     56,139
    Algonquin Power & Utilities Corp.                            16,549    143,838
    Altius Minerals Corp.                                         4,300     39,357
    Altus Group, Ltd.                                             3,100     71,112
#*  Amaya, Inc.                                                   2,200     30,179
    Andrew Peller, Ltd. Class A                                   2,700     22,077
*   Argonaut Gold, Inc.                                          25,712     48,015
*   Asanko Gold, Inc.                                            12,801     46,925
*   Athabasca Oil Corp.                                          42,745     54,530
*   ATS Automation Tooling Systems, Inc.                         12,187    122,970
*   AuRico Metals, Inc.                                           9,625      8,507
#   AutoCanada, Inc.                                              2,934     57,181
#*  Avigilon Corp.                                                3,800     42,110

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
CANADA -- (Continued)
*   B2Gold Corp.                                                 64,014 $194,317
#   Badger Daylighting, Ltd.                                      2,653   67,240
#*  Baytex Energy Corp.                                          20,339   81,122
#*  Bellatrix Exploration, Ltd.                                  11,156    9,259
*   Birchcliff Energy, Ltd.                                      15,661   96,523
    Bird Construction, Inc.                                       3,138   21,366
#   Black Diamond Group, Ltd.                                     2,510   10,397
*   BlackPearl Resources, Inc.                                   31,370   37,367
    BMTC Group, Inc.                                                850    8,475
    Bonavista Energy Corp.                                       28,620  101,613
    Bonterra Energy Corp.                                         2,261   43,682
    Boralex, Inc. Class A                                         7,500  114,352
*   BRP, Inc.                                                     2,600   52,529
#   Calfrac Well Services, Ltd.                                  13,544   44,028
#   Callidus Capital Corp.                                        1,150   16,597
*   Canaccord Genuity Group, Inc.                                 9,250   31,207
#*  Canacol Energy, Ltd.                                         18,050   51,462
    Canadian Energy Services & Technology Corp.                  14,133   83,739
#   Canadian Western Bank                                         9,708  220,757
    Canam Group, Inc.                                             3,600   25,480
    Canexus Corp.                                                23,272   29,151
*   Canfor Corp.                                                  4,900   53,133
    Canfor Pulp Products, Inc.                                    3,143   25,289
    Canyon Services Group, Inc.                                  12,500   60,038
    Capital Power Corp.                                           7,080  134,282
*   Capstone Mining Corp.                                        29,312   32,663
    Cascades, Inc.                                                6,582   59,940
*   Celestica, Inc.                                              16,195  224,894
#   Centerra Gold, Inc.                                          15,286   75,536
*   Cequence Energy, Ltd.                                        13,468    3,416
*   China Gold International Resources Corp., Ltd.               25,800   51,947
*   Chinook Energy, Inc.                                          6,624    2,214
    Cineplex, Inc.                                                3,452  138,982
    Clearwater Seafoods, Inc.                                     1,700   13,221
#   Cogeco Communications, Inc.                                   1,302   71,041
    Cogeco, Inc.                                                    400   19,028
    Colliers International Group, Inc.                            2,646   96,893
    Computer Modelling Group, Ltd.                               10,462   75,334
#   Concordia International Corp.                                 5,600   10,415
*   Continental Gold, Inc.                                        2,700    8,984
#*  Copper Mountain Mining Corp.                                 12,235   11,001
    Corby Spirit and Wine, Ltd.                                     900   15,514
*   Corridor Resources, Inc.                                      2,900    1,226
#   Corus Entertainment, Inc. Class B                             9,396   93,292
#   Cott Corp.                                                   22,210  235,712
*   Craft Oil, Ltd.                                               4,660       --
*   Crew Energy, Inc.                                            22,528  100,240
*   CRH Medical Corp.                                             6,100   37,831
#*  Delphi Energy Corp.                                          16,088   18,051
#*  Denison Mines Corp.                                          58,144   43,343
*   Descartes Systems Group, Inc. (The)                          10,575  230,882
*   Detour Gold Corp.                                             5,500   74,601
    DHX Media, Ltd.                                               4,500   23,326

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
CANADA -- (Continued)
*   DIRTT Environmental Solutions                                 3,800 $ 20,267
    Dominion Diamond Corp.                                        9,954   99,674
    Dorel Industries, Inc. Class B                                3,200   88,530
*   Dundee Precious Metals, Inc.                                  8,155   18,425
    E-L Financial Corp., Ltd.                                       104   58,105
*   Eldorado Gold Corp.                                          65,869  232,851
#   Enbridge Income Fund Holdings, Inc.                           3,595   94,458
*   Endeavour Mining Corp.                                        4,031   77,016
#   Enercare, Inc.                                                7,449  103,671
    Enerflex, Ltd.                                                6,568   92,520
*   Energy Fuels, Inc.                                              331      727
    Enerplus Corp.                                                5,335   47,559
    Enghouse Systems, Ltd.                                        2,600  101,662
    Ensign Energy Services, Inc.                                 15,000  102,248
    Equitable Group, Inc.                                           900   41,118
*   Essential Energy Services Trust                              11,693    6,919
    Evertz Technologies, Ltd.                                     2,402   31,750
#   Exchange Income Corp.                                         2,943   90,512
    Exco Technologies, Ltd.                                       2,400   18,960
#   Extendicare, Inc.                                             9,010   71,595
    Fiera Capital Corp.                                           3,000   30,594
    Finning International, Inc.                                     800   16,194
#   Firm Capital Mortgage Investment Corp.                        1,100   11,801
#*  First Majestic Silver Corp.                                   7,664   73,445
    First National Financial Corp.                                1,280   28,448
    FirstService Corp.                                            2,646  132,071
*   Fortuna Silver Mines, Inc.                                   21,200  131,965
#   Freehold Royalties, Ltd.                                      7,300   72,481
#   Genworth MI Canada, Inc.                                      3,070   76,983
    Gibson Energy, Inc.                                           8,625  125,605
*   Glacier Media, Inc.                                           1,800    1,037
    Gluskin Sheff + Associates, Inc.                              3,294   46,249
    GMP Capital, Inc.                                             2,541    8,104
#*  Golden Star Resources, Ltd.                                  13,100   11,175
*   Gran Tierra Energy, Inc.                                     27,993   71,851
    Granite Oil Corp.                                             3,233   12,746
*   Great Canadian Gaming Corp.                                   7,700  150,479
#*  Great Panther Silver, Ltd.                                    9,200   16,756
    Guardian Capital Group, Ltd. Class A                          1,900   35,802
*   Guyana Goldfields, Inc.                                       8,829   43,831
*   Heroux-Devtek, Inc.                                           3,700   41,144
    High Liner Foods, Inc.                                        2,300   33,831
#   Home Capital Group, Inc.                                      6,300  143,938
    Horizon North Logistics, Inc.                                 8,717   13,532
    HudBay Minerals, Inc.                                        26,392  206,674
#   Hudson's Bay Co.                                              4,700   36,119
*   IAMGOLD Corp.                                                51,700  239,181
#*  Imperial Metals Corp.                                         5,000   26,129
    Innergex Renewable Energy, Inc.                               9,210   97,603
*   Interfor Corp.                                                5,200   55,187
*   International Tower Hill Mines, Ltd.                          1,260      833
    Intertape Polymer Group, Inc.                                 9,144  166,753
*   Ithaca Energy, Inc.                                          31,528   42,401

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
CANADA -- (Continued)
*   Ivanhoe Mines, Ltd. Class A                                  49,600 $151,325
    Jean Coutu Group PJC, Inc. (The) Class A                      6,300   99,009
    Just Energy Group, Inc.                                      10,855   64,483
    K-Bro Linen, Inc.                                               700   22,185
*   Kelt Exploration, Ltd.                                        1,500    7,251
*   Kingsway Financial Services, Inc.                               600    3,813
*   Kirkland Lake Gold, Ltd.                                     14,205  101,850
*   Klondex Mines, Ltd.                                          17,974   88,955
*   Knight Therapeutics, Inc.                                     8,410   66,440
#   Labrador Iron Ore Royalty Corp.                               5,200   75,048
    Laurentian Bank of Canada                                     5,100  230,690
    Leon's Furniture, Ltd.                                        2,400   35,172
    Linamar Corp.                                                 4,030  177,181
#   Liquor Stores N.A., Ltd.                                      2,666   20,816
    Lucara Diamond Corp.                                         35,800   80,885
*   Lundin Mining Corp.                                          45,183  276,393
    MacDonald Dettwiler & Associates, Ltd.                        3,472  192,297
    Magellan Aerospace Corp.                                      1,400   19,119
*   Major Drilling Group International, Inc.                     10,973   66,365
    Mandalay Resources Corp.                                     31,100   21,032
    Manitoba Telecom Services, Inc.                               2,282   65,869
    Maple Leaf Foods, Inc.                                        7,540  172,848
    Martinrea International, Inc.                                 8,833   55,934
*   Maxim Power Corp.                                             1,300    2,777
#   Medical Facilities Corp.                                      3,200   46,626
*   MEG Energy Corp.                                              9,900   51,431
*   Mitel Networks Corp.                                          6,580   45,662
    Morguard Corp.                                                  400   53,210
#   Morneau Shepell, Inc.                                         3,901   55,731
    MTY Food Group, Inc.                                          1,700   61,768
    Mullen Group, Ltd.                                            7,051  101,599
*   Nautilus Minerals, Inc.                                      12,961    1,544
    Nevsun Resources, Ltd.                                       32,682  102,975
    New Flyer Industries, Inc.                                    5,010  160,551
*   New Gold, Inc.                                               48,180  128,480
#   Newalta Corp.                                                 5,065    9,069
    Norbord, Inc.                                                 5,210  129,329
    North American Energy Partners, Inc.                          1,500    7,769
    North West Co., Inc. (The)                                    4,181   94,079
#*  Northern Dynasty Minerals, Ltd.                               2,375    6,881
#   Northland Power, Inc.                                         8,254  151,855
#*  Novagold Resources, Inc.                                      4,150   22,006
*   Novelion Therapeutics, Inc.                                   1,160   10,983
*   NuVista Energy, Ltd.                                         24,160  120,870
    OceanaGold Corp.                                             30,853  107,170
    Osisko Gold Royalties, Ltd.                                   4,694   51,508
*   Painted Pony Petroleum, Ltd.                                  9,134   54,892
    Pan American Silver Corp.                                    11,658  227,202
*   Paramount Resources, Ltd. Class A                             6,886   88,479
*   Parex Resources, Inc.                                        11,740  136,594
#   Parkland Fuel Corp.                                           5,859  122,290
    Pason Systems, Inc.                                           6,503   95,152
#*  Pengrowth Energy Corp.                                       63,899   80,043

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
CANADA -- (Continued)
#*  Penn West Petroleum, Ltd.                                    50,277 $ 85,775
    PHX Energy Services Corp.                                     3,600   11,149
#   Pizza Pizza Royalty Corp.                                     2,100   28,000
*   Platinum Group Metals, Ltd.                                   6,169   10,525
#*  PolyMet Mining Corp.                                         10,894    9,460
*   Precision Drilling Corp.                                     21,790  122,577
    Premium Brands Holdings Corp.                                 1,330   71,271
*   Pretium Resources, Inc.                                       8,100   87,271
#*  Primero Mining Corp.                                         19,303   14,537
    Pure Technologies, Ltd.                                       2,800    9,705
*   Questerre Energy Corp. Class A                                6,950    3,739
*   Raging River Exploration, Inc.                               12,900   93,782
    Reitmans Canada, Ltd. Class A                                 4,500   20,922
    Richelieu Hardware, Ltd.                                      3,600   75,389
*   Richmont Mines, Inc.                                          6,800   55,759
#*  RMP Energy, Inc.                                             11,827    7,089
    Rogers Sugar, Inc.                                            7,200   36,740
    Russel Metals, Inc.                                           9,400  195,043
#*  Sabina Gold & Silver Corp.                                    5,619    5,786
*   Sandstorm Gold, Ltd.                                         13,700   60,433
    Sandvine Corp.                                               13,900   30,123
*   Savanna Energy Services Corp.                                10,182   15,650
    Secure Energy Services, Inc.                                 13,624  113,075
*   SEMAFO, Inc.                                                 33,500  124,861
*   Seven Generations Energy, Ltd. Class A                          247    4,937
    ShawCor, Ltd.                                                 4,801  134,114
*   Sherritt International Corp.                                 27,937   30,916
    Sienna Senior Living, Inc.                                    1,171   15,361
#*  Sierra Wireless, Inc.                                         4,100   71,681
*   Silver Standard Resources, Inc.                              17,406  183,925
*   Solium Capital, Inc.                                          2,100   13,104
*   Spartan Energy Corp.                                         23,700   51,908
*   Spin Master Corp.                                               400    9,674
#*  Sprott Resource Corp.                                         6,554    2,770
    Sprott, Inc.                                                 12,583   22,241
    Stantec, Inc.                                                 5,745  153,995
    Stella-Jones, Inc.                                            5,400  165,994
*   Stornoway Diamond Corp.                                      37,400   24,430
#   Stuart Olson, Inc.                                            1,045    4,216
#   Student Transportation, Inc.                                  5,497   30,120
*   SunOpta, Inc.                                                 8,443   58,979
#   Superior Plus Corp.                                          11,314  111,814
#   Surge Energy, Inc.                                           27,498   59,592
*   Taseko Mines, Ltd.                                           16,000   23,608
*   Tembec, Inc.                                                  1,115    2,571
*   Teranga Gold Corp.                                           39,000   26,375
    TFI International, Inc.                                       5,451  147,538
*   Timmins Gold Corp.                                            6,306    2,568
    TMX Group, Ltd.                                               1,733   91,734
#   TORC Oil & Gas, Ltd.                                          8,774   49,021
*   Torex Gold Resources, Inc.                                    5,210  110,506
    Toromont Industries, Ltd.                                     7,451  241,352
    Torstar Corp. Class B                                         4,700    6,899

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------ -----------
CANADA -- (Continued)
    Total Energy Services, Inc.                                   1,737 $    19,729
    TransAlta Corp.                                              20,200     119,531
#   TransAlta Renewables, Inc.                                    6,736      76,613
    Transcontinental, Inc. Class A                                9,005     149,962
    TransGlobe Energy Corp.                                       6,000      10,098
*   Trevali Mining Corp.                                         31,500      30,744
*   Trican Well Service, Ltd.                                    20,324      76,376
*   Trilogy Energy Corp.                                          5,469      28,580
    Trinidad Drilling, Ltd.                                      40,764      91,160
*   TVA Group, Inc. Class B                                       1,200       2,850
    Uni-Select, Inc.                                              3,578      81,555
    Valener, Inc.                                                 3,700      58,176
    Veresen, Inc.                                                19,388     197,121
    Wajax Corp.                                                   1,263      23,848
*   Wesdome Gold Mines, Ltd.                                      9,279      18,540
    West Fraser Timber Co., Ltd.                                  3,800     129,777
    Western Energy Services Corp.                                 4,624      10,661
    Western Forest Products, Inc.                                41,030      58,648
#   WestJet Airlines, Ltd.                                        1,600      27,002
*   Westport Fuel Systems, Inc.                                   4,800       6,123
    Westshore Terminals Investment Corp.                          3,842      75,319
    Whitecap Resources, Inc.                                     19,301     153,666
    Wi-LAN, Inc.                                                 10,900      17,842
    Winpak, Ltd.                                                  2,400      86,520
*   Xtreme Drilling Corp.                                         1,900       3,957
*   Yellow Pages, Ltd.                                            2,040      28,062
#   ZCL Composites, Inc.                                          1,700      16,252
    Zenith Capital Corp.                                          1,300          81
                                                                        -----------
TOTAL CANADA                                                             17,653,813
                                                                        -----------
CHINA -- (0.0%)
*   Hanfeng Evergreen, Inc.                                       2,400          --
    K Wah International Holdings, Ltd.                           94,276      47,091
                                                                        -----------
TOTAL CHINA                                                                  47,091
                                                                        -----------
DENMARK -- (1.7%)
    ALK-Abello A.S.                                                 378      55,756
    Alm Brand A.S.                                                7,780      61,087
    Ambu A.S. Class B                                             2,017      86,302
*   Bang & Olufsen A.S.                                           2,970      43,422
#*  Bavarian Nordic A.S.                                          3,307     130,386
#*  D/S Norden A.S.                                               2,352      41,835
    DFDS A.S.                                                     3,765     184,155
    FLSmidth & Co. A.S.                                           3,408     158,606
    GN Store Nord A.S.                                           10,655     237,987
    IC Group A.S.                                                   310       6,434
    Jyske Bank A.S.                                               5,146     265,119
    Matas A.S.                                                    1,466      21,378
    NKT Holding A.S.                                              2,302     177,976
#   NNIT A.S.                                                       643      16,941
    Nordjyske Bank A.S.                                             422       7,294
*   Parken Sport & Entertainment A.S.                               400       4,150

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
DENMARK -- (Continued)
    Per Aarsleff Holding A.S.                                     1,870 $   48,362
    Ringkjoebing Landbobank A.S.                                    410     89,304
    Rockwool International A.S. Class A                             172     29,616
    Rockwool International A.S. Class B                             664    118,461
    Royal Unibrew A.S.                                            3,200    121,399
*   Santa Fe Group A.S.                                           1,200     10,117
    Schouw & Co. AB                                                 969     73,168
    SimCorp A.S.                                                  4,078    208,996
    Solar A.S. Class B                                              268     14,477
    Spar Nord Bank A.S.                                           9,494    110,884
    Sydbank A.S.                                                  5,603    185,789
*   TDC A.S.                                                     46,362    244,286
*   TK Development A.S.                                           5,947      8,362
*   Topdanmark A.S.                                               4,103    107,985
    Tryg A.S.                                                     4,216     80,666
    United International Enterprises                                127     22,977
*   Vestjysk Bank A.S.                                              725      1,741
*   William Demant Holding A.S.                                   6,060    113,468
#*  Zealand Pharma A.S.                                           1,917     32,547
                                                                        ----------
TOTAL DENMARK                                                            3,121,433
                                                                        ----------
FINLAND -- (2.5%)
    Ahlstrom Oyj                                                  1,260     18,846
    Aktia Bank Oyj                                                1,849     21,261
    Alma Media Oyj                                                4,469     25,025
    Amer Sports Oyj                                               9,341    247,499
    Aspo Oyj                                                      2,685     25,146
*   BasWare Oyj                                                     944     33,572
    Bittium Oyj                                                   2,478     16,325
    Cargotec Oyj Class B                                          2,714    130,127
    Caverion Corp.                                                9,595     76,959
    Citycon Oyj                                                  41,650    103,508
#   Comptel Oyj                                                   7,750     19,442
    Cramo Oyj                                                     3,702     92,297
    Elisa Oyj                                                     9,007    303,514
    F-Secure Oyj                                                  5,200     18,162
*   Finnair Oyj                                                   6,835     29,859
    Fiskars Oyj Abp                                               3,846     74,853
    HKScan Oyj Class A                                            1,550      5,275
    Huhtamaki Oyj                                                 7,365    270,398
    Kemira Oyj                                                    8,983    112,542
    Kesko Oyj Class A                                             1,487     69,049
    Kesko Oyj Class B                                             5,310    268,692
    Konecranes Oyj                                                3,486    136,998
    Lassila & Tikanoja Oyj                                        3,659     75,896
    Lemminkainen Oyj                                                590     11,488
    Metsa Board Oyj                                              15,332    104,729
    Metso Oyj                                                     7,931    243,823
    Munksjo Oyj                                                     697     10,887
    Nokian Renkaat Oyj                                            7,701    288,891
    Olvi Oyj Class A                                              1,278     39,012
    Oriola-KD Oyj Class B                                        13,143     62,160
    Orion Oyj Class A                                             2,683    124,339

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
FINLAND -- (Continued)
    Orion Oyj Class B                                             5,629 $  262,023
*   Outokumpu Oyj                                                25,300    226,388
#*  Outotec Oyj                                                  14,723     83,741
    PKC Group Oyj                                                 2,465     62,358
    Ponsse Oy                                                     1,180     30,291
*   Poyry Oyj                                                     3,314     11,825
    Raisio Oyj Class V                                            9,632     36,189
    Ramirent Oyj                                                  5,266     39,256
    Rapala VMC Oyj                                                1,900      9,023
    Sanoma Oyj                                                   10,553     96,027
    Sponda Oyj                                                   19,429     88,310
*   Stockmann Oyj Abp Class A                                     1,299      9,978
#*  Stockmann Oyj Abp Class B                                     2,495     19,078
*   Talvivaara Mining Co. P.L.C.                                 22,722        140
    Technopolis Oyj                                              16,667     55,395
    Tieto Oyj                                                     4,371    120,957
    Tikkurila Oyj                                                 4,795     97,838
    Uponor Oyj                                                    4,164     75,124
    Vaisala Oyj Class A                                             700     25,994
    Valmet Oyj                                                   10,858    171,672
    YIT Oyj                                                      13,172    104,520
                                                                        ----------
TOTAL FINLAND                                                            4,686,701
                                                                        ----------
FRANCE -- (4.4%)
    ABC Arbitrage                                                 3,745     27,536
#*  Air France-KLM                                               11,075     58,516
    Akka Technologies                                               785     31,892
    Albioma SA                                                    1,336     22,801
    Altamir                                                       1,905     27,251
    Alten SA                                                      1,711    127,414
    Altran Technologies SA                                       11,720    173,426
    April SA                                                      1,417     18,222
    Assystem                                                        808     25,629
    Axway Software SA                                               500     15,602
    Beneteau SA                                                   4,056     49,992
    BioMerieux                                                      825    130,515
    Boiron SA                                                       603     55,780
    Bonduelle SCA                                                 1,088     28,072
#   Bourbon Corp.                                                 1,230     14,783
    Burelle SA                                                       18     19,628
*   Cegedim SA                                                       83      2,328
*   Cegid Group SA                                                  250         --
#*  CGG SA                                                        1,407     14,151
    Chargeurs SA                                                  1,886     36,927
    Cie Plastic Omnium SA                                         4,515    153,178
*   Coface SA                                                     5,376     34,747
    Derichebourg SA                                               7,894     36,383
    Devoteam SA                                                     334     21,001
    Edenred                                                      15,487    337,656
    Electricite de Strasbourg SA                                    132     15,357
    Elior Group                                                   6,974    156,014
#   Elis SA                                                       2,804     50,207
*   Eramet                                                          664     38,201

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
FRANCE -- (Continued)
*   Esso SA Francaise                                               197 $  8,827
*   Etablissements Maurel et Prom                                13,101   60,013
    Euler Hermes Group                                              922   83,248
    Euronext NV                                                   3,588  158,740
    Eutelsat Communications SA                                    3,535   60,295
    Faiveley Transport SA                                           702   75,917
    Faurecia                                                      4,027  174,971
    Gaumont SA                                                      129    7,871
    Gaztransport Et Technigaz SA                                  2,233   92,157
    GL Events                                                       619   12,135
    Groupe Crit                                                     231   18,387
*   Groupe Fnac SA(B7VQL46)                                       1,311   84,844
*   Groupe Fnac SA(BLRZL56)                                         648   42,256
    Guerbet                                                         488   42,198
    Haulotte Group SA                                             1,014   16,479
    Havas SA                                                     12,742  114,583
*   Herige SADCS                                                    186    5,668
*   ID Logistics Group                                              172   26,464
    Imerys SA                                                     2,352  188,881
    Interparfums SA                                                 569   17,257
    Ipsen SA                                                      2,284  176,980
    IPSOS                                                         3,217  106,628
    Jacquet Metal Service                                           672   15,340
    Korian SA                                                     3,572  102,412
    Lagardere SCA                                                 8,939  224,269
    Laurent-Perrier                                                 195   14,524
#   Le Noble Age                                                    346   14,318
    Lectra                                                        1,418   27,511
    LISI                                                          2,061   74,568
    Manitou BF SA                                                 1,600   36,529
    Manutan International                                           508   37,833
    Mersen SA                                                     1,047   25,681
    Metropole Television SA                                       3,670   72,141
    MGI Coutier                                                     768   21,581
*   Naturex                                                         661   61,570
    Neopost SA                                                    3,509  115,984
*   Nexans SA                                                     3,061  177,626
    Nexity SA                                                     2,773  136,201
#*  Nicox                                                         2,438   21,648
*   NRJ Group                                                     2,200   24,629
    Orpea                                                         2,562  208,748
#*  Parrot SA                                                       787    7,368
#*  Pierre & Vacances SA                                            387   17,576
#   Rallye SA                                                     3,323   73,808
#*  Recylex SA                                                    1,500    6,234
    Remy Cointreau SA                                             1,447  131,555
    Rexel SA                                                     22,904  399,467
    Rothschild & Co.                                              1,757   50,793
    Rubis SCA                                                     2,970  250,054
    Samse SA                                                        132   21,156
    Sartorius Stedim Biotech                                      1,836  111,099
    Savencia SA                                                     669   52,906
*   Societe des Bains de Mer et du Cercle des Etrangers a Monaco    283   10,362

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
FRANCE -- (Continued)
*   SOITEC                                                       37,762 $   71,789
#*  Solocal Group                                                 3,303      8,548
    Somfy SA                                                        212     91,341
    Sopra Steria Group                                            1,069    123,944
    SPIE SA                                                       4,548    103,145
*   Stallergenes Greer P.L.C.                                       209      7,357
*   Ste Industrielle d'Aviation Latecoere SA                      4,872     22,803
    Stef SA                                                         287     24,703
    STMicroelectronics NV                                        17,422    229,938
    Sword Group                                                     337     11,189
    Synergie SA                                                     659     27,224
    Tarkett SA                                                    1,559     60,439
    Technicolor SA                                               17,993     77,147
    Teleperformance                                               3,757    402,184
#   Television Francaise 1                                       10,205    112,426
#   TFF Group                                                        12      1,451
#   Thermador Groupe                                                157     14,041
    Total Gabon                                                      25      4,424
    Trigano SA                                                    1,013     90,908
*   Ubisoft Entertainment SA                                      6,345    208,612
#*  Vallourec SA                                                 29,564    210,124
#*  Valneva SE                                                    1,226      3,674
    Vetoquinol SA                                                   354     19,118
    Vicat SA                                                      1,780    108,120
    VIEL & Cie SA                                                 4,347     20,976
    Vilmorin & Cie SA                                               497     33,345
*   Virbac SA                                                       455     83,951
*   Worldline SA                                                    642     17,314
                                                                        ----------
TOTAL FRANCE                                                             8,033,734
                                                                        ----------
GERMANY -- (5.4%)
    Aareal Bank AG                                                5,063    196,431
#*  ADLER Real Estate AG                                          2,424     35,494
*   ADVA Optical Networking SE                                    3,107     26,038
*   AIXTRON SE                                                    8,383     30,972
    Amadeus Fire AG                                                 465     36,663
    Aurubis AG                                                    2,557    150,655
    Axel Springer SE                                              2,531    133,409
    Bauer AG                                                        422      6,393
    BayWa AG                                                      1,355     46,030
    Bechtle AG                                                    1,282    130,220
#   Bertrandt AG                                                    351     35,042
    Bijou Brigitte AG                                               274     16,568
#*  Bilfinger SE                                                  2,693    111,914
    Biotest AG                                                    1,179     22,400
    Borussia Dortmund GmbH & Co. KGaA                             3,857     22,220
    BRAAS Monier Building Group SA                                  843     22,996
    CANCOM SE                                                     1,419     66,625
    Carl Zeiss Meditec AG                                         2,614     97,726
    CENTROTEC Sustainable AG                                      1,248     21,572
    Cewe Stiftung & Co. KGAA                                        476     38,802
    Clere AG                                                         92      1,620
    Comdirect Bank AG                                             2,500     26,285
    CompuGroup Medical SE                                         2,314     91,038

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
GERMANY -- (Continued)
*   Constantin Medien AG                                          3,300 $  6,759
    CTS Eventim AG & Co. KGaA                                     2,848   99,032
#   Delticom AG                                                     212    3,896
    Deutsche Beteiligungs AG                                        817   29,406
    Deutsche EuroShop AG                                          3,286  136,594
    Deutsche Pfandbriefbank AG                                    5,402   55,056
    Deutz AG                                                     12,197   81,170
*   Dialog Semiconductor P.L.C.                                   5,170  240,571
    DIC Asset AG                                                  4,013   39,702
    Diebold Nixdorf AG                                              184   13,113
    DMG Mori AG                                                   2,097  101,372
    Draegerwerk AG & Co. KGaA                                       152   10,755
#   Drillisch AG                                                  2,679  124,262
    Duerr AG                                                      1,588  137,762
    Elmos Semiconductor AG                                          624    9,771
#   ElringKlinger AG                                              2,610   46,320
*   Evotec AG                                                     6,909   52,729
    Fielmann AG                                                   1,483  103,670
    Fraport AG Frankfurt Airport Services Worldwide               3,057  182,947
    Freenet AG                                                    8,771  263,695
    Fuchs Petrolub SE                                             2,381  100,519
    Gerresheimer AG                                               1,966  160,284
    Gerry Weber International AG                                  2,328   27,143
    Gesco AG                                                        333    8,223
    GFK SE                                                        1,560   73,330
    GFT Technologies SE                                           1,914   40,150
    Grammer AG                                                    1,330   75,109
    GRENKE AG                                                       300   50,229
*   H&R GmbH & Co. KGaA                                             607   10,156
    Hamburger Hafen und Logistik AG                               2,121   43,235
#*  Heidelberger Druckmaschinen AG                               17,995   47,207
    Hella KGaA Hueck & Co.                                        1,488   60,820
    Hornbach Baumarkt AG                                            478   14,768
    Hugo Boss AG                                                  4,037  259,368
    Indus Holding AG                                              2,104  120,200
    Isra Vision AG                                                  280   33,918
    Jenoptik AG                                                   5,015   96,200
#   K+S AG                                                       12,599  320,056
    KION Group AG                                                 3,343  203,736
*   Kloeckner & Co. SE                                           11,414  149,046
*   Koenig & Bauer AG                                             1,126   60,019
*   Kontron AG                                                    3,829   12,033
#   Krones AG                                                     1,070  109,377
    KSB AG                                                           31   12,085
    KWS Saat SE                                                     187   58,655
    Lanxess AG                                                    6,091  443,250
    LEG Immobilien AG                                             3,785  297,710
    Leifheit AG                                                     377   24,618
    Leoni AG                                                      3,152  126,594
#*  LPKF Laser & Electronics AG                                   1,968   15,159
*   Manz AG                                                         281   11,851
    MLP AG                                                        3,534   18,257
    MTU Aero Engines AG                                           3,006  360,084

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
GERMANY -- (Continued)
    Nemetschek SE                                                  2,828 $  144,760
#   Nexus AG                                                       1,142     24,291
#*  Nordex SE                                                      4,088     86,388
    Norma Group SE                                                 1,997     89,126
    Osram Licht AG                                                 5,316    308,597
*   Patrizia Immobilien AG                                         2,983     47,994
    Pfeiffer Vacuum Technology AG                                    720     78,314
    PNE Wind AG                                                    6,074     14,150
    Puma SE                                                          210     63,954
    QIAGEN NV                                                      9,718    282,803
#   QSC AG                                                         8,683     16,987
    Rational AG                                                      178     80,822
    Rheinmetall AG                                                 2,860    219,480
    RHOEN-KLINIKUM AG                                              2,809     76,998
#   RIB Software AG                                                2,275     29,087
#   S&T AG                                                         1,918     17,653
    SAF-Holland SA                                                 3,361     51,120
    Salzgitter AG                                                  3,612    138,622
#   Schaltbau Holding AG                                             277      9,905
    SHW AG                                                           529     17,515
*   Siltronic AG                                                     755     40,504
#   Sixt Leasing SE                                                  455      8,997
    Sixt SE                                                        1,196     62,262
#   SMA Solar Technology AG                                        1,123     28,928
    Software AG                                                    3,599    129,829
*   Solarworld AG                                                     26        115
*   Stabilus SA                                                    1,777    107,431
    Stada Arzneimittel AG                                          4,467    230,082
#   Stroeer SE & Co. KGaA                                          1,864     91,829
    Suedzucker AG                                                  6,873    181,830
#*  Suess MicroTec AG                                                651      5,376
    Surteco SE                                                       689     17,573
    TAG Immobilien AG                                             10,009    135,321
    Takkt AG                                                       2,567     57,384
    Technotrans AG                                                   637     16,884
    TLG Immobilien AG                                              4,319     82,083
*   Tom Tailor Holding AG                                            856      5,091
#*  Vossloh AG                                                       879     56,624
#   VTG AG                                                           666     22,160
    Wacker Chemie AG                                               1,113    134,515
    Wacker Neuson SE                                               2,250     36,963
    Washtec AG                                                       877     49,556
    XING AG                                                          282     55,228
    Zeal Network SE                                                  472     14,851
                                                                         ----------
TOTAL GERMANY                                                             9,919,066
                                                                         ----------
HONG KONG -- (3.0%)
*   13 Holdings, Ltd. (The)                                       49,500     14,631
    Alco Holdings, Ltd.                                           20,000      5,900
    Allied Group, Ltd.                                            13,600     71,480
    Allied Properties HK, Ltd.                                   219,416     49,139
*   Apac Resources, Ltd.                                          65,694        939
    APT Satellite Holdings, Ltd.                                  43,500     21,851

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                  SHARES   VALUE++
                                                                 --------- --------
HONG KONG -- (Continued)
    Asia Financial Holdings, Ltd.                                   54,874 $ 27,134
*   Asia Satellite Telecommunications Holdings, Ltd.                11,500   14,443
    Asia Standard International Group, Ltd.                         24,940    5,161
    Associated International Hotels, Ltd.                           28,000   81,454
#   BEP International Holdings, Ltd.                               980,000   56,480
    Bonjour Holdings, Ltd.                                          61,600    2,887
    Bright Smart Securities & Commodities Group, Ltd.                6,000    2,054
#*  Brightoil Petroleum Holdings, Ltd.                             314,000   96,802
*   Brockman Mining, Ltd.                                          256,330    4,328
    Cafe de Coral Holdings, Ltd.                                    30,000   99,497
    Century City International Holdings, Ltd.                       43,340    3,005
*   Champion Technology Holdings, Ltd.                              88,591    1,422
    Chen Hsong Holdings                                             30,000    7,574
    Chevalier International Holdings, Ltd.                           4,000    6,216
*   China Energy Development Holdings, Ltd.                        162,000    1,805
*   China Ever Grand Financial Leasing Group Co., Ltd.             510,000    6,359
#   China LNG Group, Ltd.                                        2,780,000   59,646
#*  China Smarter Energy Group Holdings, Ltd.                      300,000   30,411
#*  China Strategic Holdings, Ltd.                               1,321,250   27,485
#   Chinese Estates Holdings, Ltd.                                  16,000   25,138
    Chong Hing Bank, Ltd.                                           11,000   21,638
    Chow Sang Sang Holdings International, Ltd.                     27,000   51,529
    CITIC Telecom International Holdings, Ltd.                     207,000   67,538
    CK Life Sciences International Holdings, Inc.                  352,000   30,667
*   Convoy Global Holdings, Ltd.                                   516,000   14,559
*   CP Lotus Corp.                                                 290,000    5,128
    Cross-Harbour Holdings, Ltd. (The)                              30,658   44,080
    CSI Properties, Ltd.                                           509,543   21,928
    Dah Sing Banking Group, Ltd.                                    38,528   75,134
#   Dah Sing Financial Holdings, Ltd.                               13,006  100,428
    Dickson Concepts International, Ltd.                            14,500    5,130
*   EganaGoldpfeil Holdings, Ltd.                                   85,130       --
    Emperor Capital Group, Ltd.                                    270,000   24,596
    Emperor Entertainment Hotel, Ltd.                               40,000    9,349
    Emperor International Holdings, Ltd.                           100,333   23,598
*   Emperor Watch & Jewellery, Ltd.                                210,000    7,684
*   Enerchina Holdings, Ltd.                                       312,000   12,347
#*  Esprit Holdings, Ltd.                                          149,550  116,726
#   Fairwood Holdings, Ltd.                                          5,000   18,651
    Far East Consortium International, Ltd.                        161,876   70,142
    FIH Mobile, Ltd.                                               164,000   52,695
    First Pacific Co., Ltd.                                         90,000   68,240
    Fountain SET Holdings, Ltd.                                     28,000    3,743
*   Freeman FinTech Corp., Ltd.                                    500,000   30,799
    G-Resources Group, Ltd.                                      2,118,000   37,745
#*  GCL New Energy Holdings, Ltd.                                  830,000   42,597
    Get Nice Financial Group, Ltd.                                  16,275    1,965
    Get Nice Holdings, Ltd.                                        651,000   22,608
    Giordano International, Ltd.                                   108,000   58,489
*   Global Brands Group Holding, Ltd.                              496,000   62,325
    Glorious Sun Enterprises, Ltd.                                  72,000    9,162
*   Gold-Finance Holdings, Ltd.                                     40,000    8,288
*   Grande Holdings, Ltd. (The)                                     28,000    1,521

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                  SHARES   VALUE++
                                                                 --------- --------
HONG KONG -- (Continued)
    Great Eagle Holdings, Ltd.                                      17,225 $ 78,345
    Guoco Group, Ltd.                                                2,000   22,537
#   Guotai Junan International Holdings, Ltd.                      254,400   83,364
    Haitong International Securities Group, Ltd.                   180,967  101,133
    Hanison Construction Holdings, Ltd.                             27,198    4,846
*   Hao Tian Development Group, Ltd.                               343,200   17,435
    Harbour Centre Development, Ltd.                                13,500   25,015
    HKBN, Ltd.                                                      76,000   92,524
*   HKR International, Ltd.                                         74,533   37,441
#   Hong Kong Aircraft Engineering Co., Ltd.                         2,400   16,520
    Hong Kong Ferry Holdings Co., Ltd.                              12,000   13,742
*   Hong Kong Television Network, Ltd.                              32,239    5,548
    Hongkong & Shanghai Hotels, Ltd. (The)                          54,000   60,047
#   Hongkong Chinese, Ltd.                                          90,000   16,725
    Hopewell Holdings, Ltd.                                         45,166  161,270
#*  Hsin Chong Group Holdings, Ltd.                                214,000   10,167
    Hung Hing Printing Group, Ltd.                                  29,815    4,985
    Hutchison Telecommunications Hong Kong Holdings, Ltd.          118,000   38,248
    IGG, Inc.                                                       92,000   68,555
*   Imagi International Holdings, Ltd.                             182,400    2,411
    IT, Ltd.                                                        54,000   22,227
    Johnson Electric Holdings, Ltd.                                 29,375   78,161
    Kerry Logistics Network, Ltd.                                   61,000   78,686
*   Kong Sun Holdings, Ltd.                                         75,000    3,026
    Kowloon Development Co., Ltd.                                   28,000   26,315
#*  KuangChi Science, Ltd.                                          41,000   15,151
    L'Occitane International SA                                     32,250   63,544
    Lai Sun Development Co., Ltd.                                  885,416   19,086
*   Landing International Development, Ltd.                        785,000    6,435
    Lifestyle International Holdings, Ltd.                          55,000   70,523
    Lippo China Resources, Ltd.                                    586,000   17,787
    Liu Chong Hing Investment, Ltd.                                 18,000   24,915
    Luk Fook Holdings International, Ltd.                           30,000   88,148
    Lung Kee Bermuda Holdings                                       26,000    9,801
#*  Macau Legend Development, Ltd.                                 293,000   59,702
    Magnificent Hotel Investment, Ltd.                             336,000    7,803
    Man Wah Holdings, Ltd.                                         127,200   81,354
#*  Mason Financial Holdings, Ltd.                                 880,000   16,332
    Master Glory Group, Ltd.                                       660,000   17,163
    Melco International Development, Ltd.                           53,000   79,954
*   Midland Holdings, Ltd.                                          60,000   15,178
*   Midland IC&I, Ltd.                                             300,000    2,081
    Ming Fai International Holdings, Ltd.                           44,000    5,654
    Miramar Hotel & Investment                                      20,000   42,258
*   Mongolian Mining Corp.                                         171,249    6,477
    NagaCorp, Ltd.                                                 146,000   85,677
*   NetMind Financial Holdings, Ltd.                             2,064,000   13,484
*   New Times Energy Corp., Ltd.                                    34,800    1,184
#   Newocean Energy Holdings, Ltd.                                 110,000   29,805
*   Next Digital, Ltd.                                              38,000    1,817
*   Noble Century Investment Holdings, Ltd.                         48,000    5,486
*   O Luxe Holdings, Ltd.                                           45,000    5,114
    OP Financial Investments, Ltd.                                  76,000   26,141

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
HONG KONG -- (Continued)
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.       115,000 $ 10,227
    Orient Overseas International, Ltd.                           19,500  101,069
    Oriental Watch Holdings                                       14,000    2,878
*   Pacific Andes International Holdings, Ltd.                   126,000      445
*   Pacific Basin Shipping, Ltd.                                 402,000   75,489
#   Pacific Textiles Holdings, Ltd.                               64,000   70,683
    Paliburg Holdings, Ltd.                                       26,000    8,397
#*  Paradise Entertainment, Ltd.                                  40,000    7,854
    Pico Far East Holdings, Ltd.                                  96,000   32,100
    Playmates Toys, Ltd.                                          60,000   11,324
    Polytec Asset Holdings, Ltd.                                  30,000    1,900
    Public Financial Holdings, Ltd.                               24,000   10,452
*   PYI Corp., Ltd.                                              169,839    3,864
    Regal Hotels International Holdings, Ltd.                     29,000   15,935
*   Rentian Technology Holdings, Ltd.                            400,000   22,859
    SA SA International Holdings, Ltd.                           119,777   47,725
#   SEA Holdings, Ltd.                                            38,000   90,420
#   Shenwan Hongyuan HK, Ltd.                                     25,000   11,022
    Shun Ho Property Investments, Ltd.                             5,544    2,007
*   Shun Tak Holdings, Ltd.                                      130,000   44,927
    Sing Tao News Corp., Ltd.                                     14,000    1,823
*   Singamas Container Holdings, Ltd.                            132,000   14,924
#   SITC International Holdings Co., Ltd.                        119,000   73,910
#*  Skyway Securities Group, Ltd.                                500,000   12,190
    SmarTone Telecommunications Holdings, Ltd.                    34,000   46,840
*   SOCAM Development, Ltd.                                       28,127   10,225
*   Solomon Systech International, Ltd.                           58,000    2,942
    Soundwill Holdings, Ltd.                                       4,000    7,362
    Stella International Holdings, Ltd.                           55,000   83,727
    Sun Hung Kai & Co., Ltd.                                      50,464   32,928
    TAI Cheung Holdings, Ltd.                                     25,000   22,768
    Tao Heung Holdings, Ltd.                                      17,000    4,506
#   Television Broadcasts, Ltd.                                   32,000  122,749
#   Texwinca Holdings, Ltd.                                       78,000   49,977
*   Titan Petrochemicals Group, Ltd.                             160,000    2,197
#*  TOM Group, Ltd.                                               80,000   19,769
#   Town Health International Medical Group, Ltd.                112,000   17,986
    Transport International Holdings, Ltd.                        22,800   66,874
#*  Trinity, Ltd.                                                 58,000    4,399
*   TSC Group Holdings, Ltd.                                      39,000    5,801
*   United Laboratories International Holdings, Ltd. (The)        45,000   28,008
    Upbest Group, Ltd.                                           148,000   23,801
    Varitronix International, Ltd.                                20,009    8,981
    Victory City International Holdings, Ltd.                     36,937    1,351
    Vitasoy International Holdings, Ltd.                          44,000   85,415
    VST Holdings, Ltd.                                            57,600   20,186
    VTech Holdings, Ltd.                                          13,200  163,850
    Wai Kee Holdings, Ltd.                                        52,000   16,777
    Wing On Co. International, Ltd.                               14,000   44,320
    Wing Tai Properties, Ltd.                                      6,000    3,661
    Xinyi Glass Holdings, Ltd.                                   154,000  138,517
*   Yat Sing Holdings, Ltd.                                       30,000   19,971

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
HONG KONG -- (Continued)
    YGM Trading, Ltd.                                             4,000 $    3,825
                                                                        ----------
TOTAL HONG KONG                                                          5,465,734
                                                                        ----------
IRELAND -- (0.5%)
    C&C Group P.L.C.                                             30,388    129,810
    Datalex P.L.C.                                                  874      3,208
*   FBD Holdings P.L.C.(4330231)                                  1,355     11,644
*   FBD Holdings P.L.C.(0329028)                                  1,308     10,943
    Glanbia P.L.C.                                               13,155    222,181
    Irish Continental Group P.L.C.(BLP5857)                       8,843     45,035
    Irish Continental Group P.L.C.(BLP59W1)                       3,760     19,072
*   Kenmare Resources P.L.C.                                        255        907
    Kingspan Group P.L.C.(4491235)                                3,605    105,052
    Kingspan Group P.L.C.(0492793)                                5,394    156,986
    Smurfit Kappa Group P.L.C.                                   11,828    311,763
                                                                        ----------
TOTAL IRELAND                                                            1,016,601
                                                                        ----------
ISRAEL -- (0.7%)
#*  Africa Israel Investments, Ltd.                               2,681        403
*   Africa Israel Properties, Ltd.                                  646     11,926
*   Airport City, Ltd.                                            5,463     58,625
*   Allot Communications, Ltd.                                    3,228     15,874
    Amot Investments, Ltd.                                       10,843     45,750
*   AudioCodes, Ltd.                                              1,200      7,944
    Bayside Land Corp.                                               53     19,525
    Big Shopping Centers, Ltd.                                      347     23,302
    Blue Square Real Estate, Ltd.                                   279     11,064
    Brack Capital Properties NV                                     500     42,689
*   Cellcom Israel, Ltd.                                          5,134     54,042
*   Ceragon Networks, Ltd.                                        3,211     11,811
*   Clal Biotechnology Industries, Ltd.                           4,323      3,118
*   Clal Insurance Enterprises Holdings, Ltd.                     1,159     16,118
*   Compugen, Ltd.                                                3,299     15,825
    Delek Automotive Systems, Ltd.                                4,148     38,109
    Delta-Galil Industries, Ltd.                                    357     11,373
    El Al Israel Airlines                                        28,107     18,329
    Electra, Ltd.                                                    90     16,350
    First International Bank Of Israel, Ltd.                      3,594     54,068
    Formula Systems 1985, Ltd.                                      474     18,441
*   Gilat Satellite Networks, Ltd.                                2,140     12,189
*   Hadera Paper, Ltd.                                              146      5,555
    Harel Insurance Investments & Financial Services, Ltd.        6,624     33,238
    IDI Insurance Co., Ltd.                                         657     32,366
*   Israel Discount Bank, Ltd. Class A                           18,996     39,489
*   Jerusalem Oil Exploration                                       820     35,755
*   Kamada, Ltd.                                                  1,265      7,855
    Matrix IT, Ltd.                                               1,899     15,282
*   Mazor Robotics, Ltd.                                          1,564     17,957
*   Mazor Robotics, Ltd. Sponsored ADR                              900     20,718
    Melisron, Ltd.                                                1,608     73,672
*   Menora Mivtachim Holdings, Ltd.                               3,053     28,285
*   Migdal Insurance & Financial Holding, Ltd.                   34,652     30,861

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
ISRAEL -- (Continued)
*   Naphtha Israel Petroleum Corp., Ltd.                          1,752 $   11,692
*   Nova Measuring Instruments, Ltd.                              2,529     37,602
    Oil Refineries, Ltd.                                         86,916     30,590
*   Partner Communications Co., Ltd.                              7,236     42,423
    Paz Oil Co., Ltd.                                               419     64,878
*   Phoenix Holdings, Ltd. (The)                                  4,361     16,009
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.            415     16,872
    Sapiens International Corp. NV                                2,678     35,775
    Shikun & Binui, Ltd.                                         22,660     46,925
    Shufersal, Ltd.                                               4,123     15,813
    Strauss Group, Ltd.                                           2,520     40,555
*   Summit Real Estate Holdings, Ltd.                             1,890     10,039
*   Tower Semiconductor, Ltd.                                     6,254    134,153
                                                                        ----------
TOTAL ISRAEL                                                             1,351,234
                                                                        ----------
ITALY -- (3.5%)
    A2A SpA                                                      77,745    103,841
    ACEA SpA                                                      3,393     41,545
    Amplifon SpA                                                  9,533     96,792
    Anima Holding SpA                                            15,197     90,620
    Ansaldo STS SpA                                              10,015    126,452
*   Arnoldo Mondadori Editore SpA                                 7,418     10,801
    Ascopiave SpA                                                10,073     29,623
#   Astaldi SpA                                                   5,928     38,635
    Autogrill SpA                                                13,630    119,867
    Azimut Holding SpA                                            7,759    139,617
#*  Banca Carige SpA                                             13,880      5,621
    Banca Generali SpA                                            3,372     86,015
    Banca IFIS SpA                                                2,101     56,982
    Banca Mediolanum SpA                                         18,277    140,210
#*  Banca Popolare dell'Etruria e del Lazio SC                   25,255         --
    Banca Popolare di Sondrio SCPA                               43,376    153,811
    Banca Profilo SpA                                            12,870      2,887
    Banco BPM SpA                                                94,023    266,939
    Banco di Desio e della Brianza SpA                            5,000     12,076
    Biesse SpA                                                    1,093     22,552
    BPER Banca                                                   36,675    208,573
    Brembo SpA                                                    2,345    150,249
    Brunello Cucinelli SpA                                        2,157     48,832
    Buzzi Unicem SpA                                              4,611    113,697
#   Cairo Communication SpA                                       3,961     15,300
*   Caltagirone Editore SpA                                       3,000      2,460
    Cementir Holding SpA                                          3,618     15,493
    Cerved Information Solutions SpA                             15,174    124,183
    CIR-Compagnie Industriali Riunite SpA                        36,555     42,398
    Credito Emiliano SpA                                          9,212     59,868
    Credito Valtellinese SC                                      95,790     50,264
    Danieli & C Officine Meccaniche SpA                           1,158     24,845
    Datalogic SpA                                                 1,800     36,988
    Davide Campari-Milano SpA                                    19,493    195,527
    De' Longhi SpA                                                3,942     98,448
    DiaSorin SpA                                                  1,114     66,514
#*  Ei Towers SpA                                                 1,471     81,404

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
ITALY -- (Continued)
    ERG SpA                                                        7,232 $   80,309
    Esprinet SpA                                                   2,060     15,266
    Falck Renewables SpA                                           2,864      2,918
*   Fincantieri SpA                                               25,840     15,356
    FinecoBank Banca Fineco SpA                                   11,827     70,452
#   Geox SpA                                                       3,764      8,122
*   Gruppo Editoriale L'Espresso SpA                               7,849      6,675
    Hera SpA                                                      42,702     99,706
    IMMSI SpA                                                      8,658      3,464
    Industria Macchine Automatiche SpA                               912     60,450
    Infrastrutture Wireless Italiane SpA                          21,569    102,218
*   Intek Group SpA                                               17,854      4,176
    Interpump Group SpA                                            6,610    124,230
    Iren SpA                                                      50,122     81,521
*   Italgas SpA                                                   15,712     59,703
    Italmobiliare SpA                                                725     35,850
    Maire Tecnimont SpA                                            9,016     25,401
    MARR SpA                                                       3,575     69,477
    Mediaset SpA                                                  52,344    224,256
    Mediobanca SpA                                                13,738    118,285
    Moncler SpA                                                    9,687    186,165
    OVS SpA                                                       12,808     71,508
    Parmalat SpA                                                  23,995     77,453
    Piaggio & C SpA                                               11,804     19,634
    Prysmian SpA                                                  12,247    318,581
    Recordati SpA                                                  7,452    212,204
    Reply SpA                                                        480     61,601
    Sabaf SpA                                                        217      2,428
    SAES Getters SpA                                                 616      7,569
*   Safilo Group SpA                                               2,996     22,226
*   Saipem SpA                                                   472,412    242,574
    Salini Impregilo SpA                                          18,202     56,827
#   Salvatore Ferragamo SpA                                        3,890    102,895
    Saras SpA                                                     34,552     53,522
    SAVE SpA                                                       2,309     46,719
    Societa Cattolica di Assicurazioni SCRL                       13,600     85,093
    Societa Iniziative Autostradali e Servizi SpA                  5,499     44,756
*   Sogefi SpA                                                     3,015      7,189
    SOL SpA                                                        2,651     23,895
    Tamburi Investment Partners SpA                                5,222     21,891
*   Tiscali SpA                                                  110,959      5,844
#   Tod's SpA                                                      1,433    103,499
#*  Trevi Finanziaria Industriale SpA                              6,018      6,578
    Unione di Banche Italiane SpA                                 55,001    191,815
    Unipol Gruppo Finanziario SpA                                 39,687    146,769
    UnipolSai SpA                                                 83,153    173,420
    Vittoria Assicurazioni SpA                                     2,848     32,134
#*  Yoox Net-A-Porter Group SpA                                    4,117    103,274
    Zignago Vetro SpA                                              1,896     11,645
                                                                         ----------
TOTAL ITALY                                                               6,527,472
                                                                         ----------
JAPAN -- (21.5%)
    77 Bank, Ltd. (The)                                           26,000    120,622

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Achilles Corp.                                                  600 $  8,890
    Adastria Co., Ltd.                                            2,040   54,744
    ADEKA Corp.                                                   5,600   81,559
    Advan Co., Ltd.                                               1,600   15,578
    Aeon Delight Co., Ltd.                                        1,100   31,599
    Aeon Fantasy Co., Ltd.                                          800   22,023
    Ahresty Corp.                                                   700    7,388
#   Ai Holdings Corp.                                             2,600   50,025
    Aica Kogyo Co., Ltd.                                          3,000   78,245
    Aichi Bank, Ltd. (The)                                          800   46,260
    Aichi Corp.                                                   2,400   18,113
    Aichi Steel Corp.                                               700   30,639
    Aichi Tokei Denki Co., Ltd.                                     300   10,169
    Aida Engineering, Ltd.                                        4,000   39,395
    Ain Holdings, Inc.                                            1,200   87,964
    Aiphone Co., Ltd.                                             1,100   18,612
    Aisan Industry Co., Ltd.                                      2,770   23,260
#*  Akebono Brake Industry Co., Ltd.                              6,500   17,428
    Akita Bank, Ltd. (The)                                       15,000   47,206
#   Alpen Co., Ltd.                                               2,000   35,693
    Alpine Electronics, Inc.                                      3,800   55,491
    Alps Logistics Co., Ltd.                                      2,000   12,652
    Amano Corp.                                                   4,200   80,413
    Amuse, Inc.                                                   1,000   15,942
    Anest Iwata Corp.                                             3,000   29,233
    Anicom Holdings, Inc.                                           900   18,354
    Anritsu Corp.                                                13,200   91,117
    AOKI Holdings, Inc.                                           3,200   40,294
    Aomori Bank, Ltd. (The)                                      17,000   56,017
    Aoyama Trading Co., Ltd.                                      3,100  109,262
    Arakawa Chemical Industries, Ltd.                             1,800   29,846
    Arata Corp.                                                     400    9,727
    Arcland Sakamoto Co., Ltd.                                    3,000   36,735
    Arcland Service Holdings Co., Ltd.                            1,000   27,410
    Arcs Co., Ltd.                                                3,600   81,113
    Ariake Japan Co., Ltd.                                          900   47,707
    Arisawa Manufacturing Co., Ltd.                               5,100   30,726
    Artnature, Inc.                                               1,000    6,686
    As One Corp.                                                    990   45,525
#   Asahi Co., Ltd.                                                 800    9,397
    Asahi Diamond Industrial Co., Ltd.                            4,500   33,684
    Asahi Holdings, Inc.                                          2,900   57,532
    Asahi Kogyosha Co., Ltd.                                        600   15,712
    Asahi Yukizai Corp.                                           3,000    6,297
    Asanuma Corp.                                                 8,000   25,117
    Asatsu-DK, Inc.                                               2,100   55,583
    Ashimori Industry Co., Ltd.                                   3,000    4,282
    ASKA Pharmaceutical Co., Ltd.                                 2,000   30,043
    ASKUL Corp.                                                   1,100   35,752
    Asunaro Aoki Construction Co., Ltd.                           1,800   12,503
    Ateam, Inc.                                                   1,400   26,563
#   Atom Corp.                                                    9,000   57,485
    Atsugi Co., Ltd.                                             15,000   16,593

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Autobacs Seven Co., Ltd.                                      4,500 $ 69,647
    Avex Group Holdings, Inc.                                     4,300   64,630
    Awa Bank, Ltd. (The)                                         11,000   68,578
    Axial Retailing, Inc.                                         1,200   47,161
    Azbil Corp.                                                   2,200   66,330
    Bando Chemical Industries, Ltd.                               2,500   22,368
    Bank of Iwate, Ltd. (The)                                     2,000   80,027
#   Bank of Nagoya, Ltd. (The)                                    1,400   50,555
    Bank of Okinawa, Ltd. (The)                                   2,160   77,645
    Bank of Saga, Ltd. (The)                                     16,000   40,937
    Bank of the Ryukyus, Ltd.                                     3,600   48,131
    Belc Co., Ltd.                                                1,000   36,851
    Bell System24 Holdings, Inc.                                  2,400   21,357
    Belluna Co., Ltd.                                             6,900   47,292
    Benefit One, Inc.                                             1,900   48,317
    Best Denki Co., Ltd.                                          2,500    3,189
    Bic Camera, Inc.                                              8,000   74,722
    BML, Inc.                                                     2,000   48,267
    Bookoff Corp.                                                 1,000    7,222
    Bourbon Corp.                                                   500   12,444
    Broadleaf Co., Ltd.                                           2,800   17,410
#   BRONCO BILLY Co., Ltd.                                        1,100   27,040
    Bunka Shutter Co., Ltd.                                       4,984   40,220
    C Uyemura & Co., Ltd.                                           400   18,191
    CAC Holdings Corp.                                            1,700   14,237
    Calsonic Kansei Corp.                                        12,000  190,771
    Canon Electronics, Inc.                                       1,500   22,982
    Capcom Co., Ltd.                                              2,200   46,693
    Cawachi, Ltd.                                                 1,300   33,451
    Central Glass Co., Ltd.                                      17,000   81,460
    Chiba Kogyo Bank, Ltd. (The)                                  3,200   16,527
    Chiyoda Co., Ltd.                                             1,700   40,197
    Chiyoda Corp.                                                 9,000   60,577
    Chiyoda Integre Co., Ltd.                                       600   12,888
    Chofu Seisakusho Co., Ltd.                                    1,800   41,043
    Chori Co., Ltd.                                                 500    8,676
    Chudenko Corp.                                                2,200   46,756
    Chuetsu Pulp & Paper Co., Ltd.                                8,000   17,728
*   Chugai Mining Co., Ltd.                                       5,000    1,282
    Chugai Ro Co., Ltd.                                           7,000   13,753
    Chugoku Marine Paints, Ltd.                                   5,000   36,370
    Chukyo Bank, Ltd. (The)                                         700   14,291
    Chuo Spring Co., Ltd.                                         5,000   14,448
    Ci:z Holdings Co., Ltd.                                       1,400   40,425
    Citizen Watch Co., Ltd.                                      17,800  110,536
    CKD Corp.                                                     4,700   62,783
    Clarion Co., Ltd.                                             6,000   22,603
    Cleanup Corp.                                                 2,000   15,865
    CMIC Holdings Co., Ltd.                                         600    7,943
*   CMK Corp.                                                     2,000   11,871
    Cocokara fine, Inc.                                           2,379   98,895
#   COLOPL, Inc.                                                  2,400   20,758
#   Colowide Co., Ltd.                                            3,700   62,029

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Computer Engineering & Consulting, Ltd.                       1,500 $ 24,750
    CONEXIO Corp.                                                 1,300   17,055
#*  COOKPAD, Inc.                                                 3,000   26,784
    Corona Corp.                                                  1,300   13,118
    Cosel Co., Ltd.                                               1,600   18,697
    Cosmo Energy Holdings Co., Ltd.                               4,700   81,336
#   Create Restaurants Holdings, Inc.                             4,500   39,352
    Create SD Holdings Co., Ltd.                                  2,400   52,937
#   CROOZ, Inc.                                                     600   15,821
*   D.A. Consortium Holdings, Inc.                                2,600   19,520
    Dai Nippon Toryo Co., Ltd.                                   11,000   23,282
    Dai-Dan Co., Ltd.                                             3,000   25,460
    Dai-ichi Seiko Co., Ltd.                                      1,400   16,656
    Daibiru Corp.                                                 2,900   26,305
    Daido Metal Co., Ltd.                                         3,000   27,939
    Daido Steel Co., Ltd.                                        22,000   99,903
    Daifuku Co., Ltd.                                             2,400   53,056
    Daihen Corp.                                                 11,000   70,658
    Daiho Corp.                                                   8,000   36,960
    Daiichi Jitsugyo Co., Ltd.                                    4,000   24,095
    Daiichikosho Co., Ltd.                                        1,100   43,710
    Daiken Corp.                                                  1,400   26,478
    Daiki Aluminium Industry Co., Ltd.                            3,000   14,102
#   Daikoku Denki Co., Ltd.                                         900   13,598
    Daikokutenbussan Co., Ltd.                                      500   23,231
    Daikyo, Inc.                                                 27,000   55,448
    Daikyonishikawa Corp.                                         2,400   31,305
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.       8,000   48,048
#   Daio Paper Corp.                                              4,800   53,870
    Daisan Bank, Ltd. (The)                                       2,000   30,819
    Daiseki Co., Ltd.                                             2,130   42,553
    Daishi Bank, Ltd. (The)                                      23,000  101,528
    Daito Bank, Ltd. (The)                                       10,000   14,771
    Daito Pharmaceutical Co., Ltd.                                  550   10,973
    Daiwa Industries, Ltd.                                        3,000   26,014
    Daiwabo Holdings Co., Ltd.                                   11,000   27,170
    DCM Holdings Co., Ltd.                                        8,800   78,966
    Denka Co., Ltd.                                              20,000   98,437
    Denki Kogyo Co., Ltd.                                         3,000   15,421
    Denyo Co., Ltd.                                               2,000   29,184
    Descente, Ltd.                                                3,300   37,495
*   Dexerials Corp.                                               3,500   38,453
    Digital Arts, Inc.                                            1,000   26,547
    Digital Garage, Inc.                                          1,400   25,781
    Dip Corp.                                                     1,700   34,749
#   DMG Mori Co., Ltd.                                            8,000  109,319
    Doshisha Co., Ltd.                                            3,500   67,108
    Doutor Nichires Holdings Co., Ltd.                            2,212   42,166
    Dowa Holdings Co., Ltd.                                      13,000  110,335
    DTS Corp.                                                     2,500   56,574
    Duskin Co., Ltd.                                              2,700   58,901
    DyDo Group Holdings, Inc.                                       500   26,388
    Eagle Industry Co., Ltd.                                      2,000   26,845

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
#   Earth Chemical Co., Ltd.                                        900 $ 38,517
#   EDION Corp.                                                   6,100   58,558
#   Ehime Bank, Ltd. (The)                                        2,400   28,893
    Eighteenth Bank, Ltd. (The)                                  16,000   49,453
    Eiken Chemical Co., Ltd.                                      2,000   51,648
    Eizo Corp.                                                    1,500   42,250
    Elecom Co., Ltd.                                              1,100   18,680
    en-japan, Inc.                                                1,600   28,903
    Enplas Corp.                                                    700   20,695
    EPS Holdings, Inc.                                            2,000   25,345
#   eRex Co., Ltd.                                                1,300   37,857
    ESPEC Corp.                                                   2,000   22,691
    Exedy Corp.                                                   2,600   70,405
#   F@N Communications, Inc.                                      6,200   40,332
    FCC Co., Ltd.                                                 3,800   68,838
    Feed One Co., Ltd.                                            4,400    6,779
    Ferrotec Corp.                                                2,700   38,722
    FIDEA Holdings Co., Ltd.                                     17,300   31,658
#   Fields Corp.                                                  1,100   12,066
    Financial Products Group Co., Ltd.                            5,100   45,646
#   FINDEX, Inc.                                                    700    5,736
    Foster Electric Co., Ltd.                                     2,000   31,302
    FP Corp.                                                      1,800   85,909
    France Bed Holdings Co., Ltd.                                 1,600   13,191
    Fudo Tetra Corp.                                             19,300   35,401
    Fuji Co., Ltd.                                                1,500   31,214
    Fuji Corp., Ltd.                                              3,000   20,000
    Fuji Kosan Co., Ltd.                                            600    2,433
#   Fuji Kyuko Co., Ltd.                                          4,000   37,911
    Fuji Machine Manufacturing Co., Ltd.                          3,400   42,722
*   Fuji Oil Co., Ltd.                                            1,800    6,444
    Fuji Oil Holdings, Inc.                                       3,500   70,059
    Fuji Seal International, Inc.                                 2,400   50,960
    Fuji Soft, Inc.                                               2,200   54,113
    Fujibo Holdings, Inc.                                           800   23,816
    Fujicco Co., Ltd.                                             1,400   31,053
    Fujikura Kasei Co., Ltd.                                      2,000   11,737
    Fujikura, Ltd.                                               22,000  139,302
    Fujimi, Inc.                                                  1,400   30,733
    Fujimori Kogyo Co., Ltd.                                      1,600   42,070
#   Fujita Kanko, Inc.                                            8,000   25,102
    Fujitec Co., Ltd.                                             4,000   47,009
    Fujitsu General, Ltd.                                         3,000   59,016
    Fujiya Co., Ltd.                                             11,000   21,923
    Fukuda Corp.                                                  3,000   29,437
    Fukui Bank, Ltd. (The)                                       16,000   41,456
    Fukushima Bank, Ltd. (The)                                   14,000   11,763
    Fukushima Industries Corp.                                    1,500   47,495
#   Fukuyama Transporting Co., Ltd.                              11,000   60,601
#   Funai Electric Co., Ltd.                                        600    4,816
    Funai Soken Holdings, Inc.                                    2,040   31,628
    Furukawa Co., Ltd.                                           33,000   64,464
    Furukawa Electric Co., Ltd.                                   3,600  122,149

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Furuno Electric Co., Ltd.                                     3,500 $ 23,160
    Furusato Industries, Ltd.                                     1,000   14,846
    Fuso Chemical Co., Ltd.                                       2,000   44,253
    Fuso Pharmaceutical Industries, Ltd.                            500   12,550
    Futaba Corp.                                                  4,200   73,336
    Futaba Industrial Co., Ltd.                                   8,700   51,718
    Future Corp.                                                    800    5,620
    Fuyo General Lease Co., Ltd.                                  1,600   79,579
    G-Tekt Corp.                                                  1,800   33,806
    Gakken Holdings Co., Ltd.                                     3,000    8,290
    GCA Corp.                                                     3,700   27,003
    Genky Stores, Inc.                                              500   27,362
#   Geo Holdings Corp.                                            3,000   34,657
    Giken, Ltd.                                                   1,300   23,850
    GLOBERIDE, Inc.                                               1,000   16,375
    Glory, Ltd.                                                   1,700   53,111
    GMO internet, Inc.                                            4,200   60,971
#   GMO Payment Gateway, Inc.                                     1,500   74,606
    Godo Steel, Ltd.                                                600   10,162
    Goldcrest Co., Ltd.                                           1,190   21,145
    Gree, Inc.                                                   10,400   56,097
    GS Yuasa Corp.                                               18,000   74,524
    Gun-Ei Chemical Industry Co., Ltd.                              700   21,964
    Gunze, Ltd.                                                  19,000   65,318
    Gurunavi, Inc.                                                2,500   55,235
    H2O Retailing Corp.                                           6,100  100,957
    Hakuto Co., Ltd.                                              1,400   12,718
    Hamakyorex Co., Ltd.                                          2,200   42,212
    Handsman Co., Ltd.                                              800   12,833
    Hanwa Co., Ltd.                                              18,000  122,771
#   Happinet Corp.                                                1,800   20,504
    Hazama Ando Corp.                                             9,810   68,453
#   Hearts United Group Co., Ltd.                                 1,200   18,461
    Heiwa Corp.                                                   2,800   67,506
    Heiwa Real Estate Co., Ltd.                                   3,600   50,031
    Heiwado Co., Ltd.                                             2,500   57,610
    HI-LEX Corp.                                                  2,000   52,402
    Hibiya Engineering, Ltd.                                      2,400   36,115
    Hiday Hidaka Corp.                                            1,764   41,987
    Hioki EE Corp.                                                  300    5,776
#   Hirata Corp.                                                    700   47,822
#   HIS Co., Ltd.                                                 2,900   77,390
    Hisaka Works, Ltd.                                            2,000   16,618
    Hitachi Koki Co., Ltd.                                        4,100   31,485
    Hitachi Kokusai Electric, Inc.                                2,000   44,917
    Hitachi Maxell, Ltd.                                          2,300   46,425
    Hitachi Transport System, Ltd.                                2,200   44,900
    Hitachi Zosen Corp.                                          12,900   67,769
    Hochiki Corp.                                                 1,700   21,129
    Hodogaya Chemical Co., Ltd.                                     400    9,859
    Hogy Medical Co., Ltd.                                        1,100   67,162
    Hokkaido Coca-Cola Bottling Co., Ltd.                         3,000   17,207
    Hokkaido Electric Power Co., Inc.                            13,800   99,992

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Hokkaido Gas Co., Ltd.                                        4,000 $  9,814
    Hokkan Holdings, Ltd.                                         6,000   24,521
    Hokkoku Bank, Ltd. (The)                                     22,000   83,879
    Hokuetsu Bank, Ltd. (The)                                     2,200   52,004
    Hokuetsu Kishu Paper Co., Ltd.                                9,600   58,251
    Hokuhoku Financial Group, Inc.                                5,000   85,660
    Hokuriku Electric Industry Co., Ltd.                          4,000    4,920
    Hokuto Corp.                                                  2,800   50,665
    Honeys Co., Ltd.                                                770    7,368
    Hoosiers Holdings                                               700    3,757
    Horiba, Ltd.                                                  2,200  115,783
    Hosiden Corp.                                                 7,500   57,964
    Hosokawa Micron Corp.                                         2,000   14,021
    House Foods Group, Inc.                                       2,600   55,793
#   Howa Machinery, Ltd.                                            500    3,245
    Hyakugo Bank, Ltd. (The)                                     19,000   78,041
    Hyakujushi Bank, Ltd. (The)                                  22,000   73,132
    Ibiden Co., Ltd.                                              8,500  120,890
    IBJ Leasing Co., Ltd.                                         1,600   35,034
    Ichibanya Co., Ltd.                                           1,100   36,142
    Ichigo, Inc.                                                 17,700   57,425
    Ichikoh Industries, Ltd.                                      4,000   15,096
    Ichinen Holdings Co., Ltd.                                    2,000   19,626
    Ichiyoshi Securities Co., Ltd.                                4,100   31,833
    Icom, Inc.                                                      700   14,110
    Idec Corp.                                                    1,600   16,425
#   IDOM, Inc.                                                    5,000   32,728
    Ihara Chemical Industry Co., Ltd.                             3,100   28,721
    Iino Kaiun Kaisha, Ltd.                                       7,300   29,812
    Imasen Electric Industrial                                      801    7,090
    Inaba Denki Sangyo Co., Ltd.                                  1,400   49,637
    Inaba Seisakusho Co., Ltd.                                      200    2,320
    Inabata & Co., Ltd.                                           4,000   45,642
#   Inageya Co., Ltd.                                             2,000   27,157
    Ines Corp.                                                    3,600   36,733
    Infomart Corp.                                                7,800   43,801
    Information Services International-Dentsu, Ltd.                 600   11,050
    Intage Holdings, Inc.                                         1,900   35,321
    Internet Initiative Japan, Inc.                               3,100   49,855
    Inui Global Logistics Co., Ltd.                                 525    4,469
    Iriso Electronics Co., Ltd.                                     900   50,331
#   Iseki & Co., Ltd.                                            14,000   27,757
*   Ishihara Sangyo Kaisha, Ltd.                                  2,400   19,583
#   Istyle, Inc.                                                  2,500   17,111
    Itochu Enex Co., Ltd.                                         4,000   32,424
    Itochu-Shokuhin Co., Ltd.                                       600   23,053
    Itoki Corp.                                                   3,000   19,299
    IwaiCosmo Holdings, Inc.                                        900    8,557
    Iwasaki Electric Co., Ltd.                                    4,000    6,772
    Iwatani Corp.                                                16,000   89,139
*   Iwatsu Electric Co., Ltd.                                     3,000    2,333
#   Iyo Bank, Ltd. (The)                                         17,000  114,073
    J Trust Co., Ltd.                                             5,700   61,472

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    J-Oil Mills, Inc.                                               600 $ 20,798
    Jaccs Co., Ltd.                                              11,000   49,808
    Jafco Co., Ltd.                                               3,000  101,190
#   Jamco Corp.                                                   1,500   33,460
#*  Janome Sewing Machine Co., Ltd.                               2,299   17,053
#   Japan Aviation Electronics Industry, Ltd.                     3,000   36,709
#*  Japan Display, Inc.                                          27,100   73,577
#   Japan Drilling Co., Ltd.                                        600   12,702
    Japan Material Co., Ltd.                                      2,200   33,165
    Japan Medical Dynamic Marketing, Inc.                           770    6,093
    Japan Petroleum Exploration Co., Ltd.                         2,800   62,897
    Japan Pulp & Paper Co., Ltd.                                  9,000   29,223
    Japan Securities Finance Co., Ltd.                            6,200   33,258
    Japan Steel Works, Ltd. (The)                                 5,600  105,150
    Japan Transcity Corp.                                         3,000   11,470
    Japan Wool Textile Co., Ltd. (The)                            6,000   46,984
    JBCC Holdings, Inc.                                           2,000   14,363
    JCU Corp.                                                       300   15,615
    Jeol, Ltd.                                                    9,000   45,161
    Jimoto Holdings, Inc.                                        10,000   16,908
    Jin Co., Ltd.                                                 1,100   56,047
    Joshin Denki Co., Ltd.                                        2,000   18,598
    JSP Corp.                                                     1,300   30,167
    Juki Corp.                                                    2,200   23,670
    Juroku Bank, Ltd. (The)                                      30,000  103,998
    Justsystems Corp.                                             2,300   25,248
    JVC Kenwood Corp.                                            13,070   35,356
    K&O Energy Group, Inc.                                        1,000   15,764
#   K's Holdings Corp.                                            4,200   75,791
    kabu.com Securities Co., Ltd.                                16,900   57,653
*   Kadokawa Dwango                                               4,169   64,425
    Kaga Electronics Co., Ltd.                                    1,900   33,011
    Kameda Seika Co., Ltd.                                        1,200   56,339
    Kamei Corp.                                                   2,000   22,694
    Kanagawa Chuo Kotsu Co., Ltd.                                 4,000   25,783
    Kanamoto Co., Ltd.                                            2,000   52,045
    Kandenko Co., Ltd.                                            5,000   46,452
    Kanematsu Corp.                                              37,025   65,214
    Kanematsu Electronics, Ltd.                                   1,400   32,456
    Kansai Urban Banking Corp.                                    3,200   41,923
#   Kanto Denka Kogyo Co., Ltd.                                   4,000   38,036
    Kappa Create Co., Ltd.                                        3,100   36,372
    Kasai Kogyo Co., Ltd.                                         1,500   17,322
    Katakura Industries Co., Ltd.                                 2,700   31,575
    Kato Sangyo Co., Ltd.                                         2,000   48,037
    Kato Works Co., Ltd.                                            800   21,354
    KAWADA TECHNOLOGIES, Inc.                                       600   43,068
    Kawai Musical Instruments Manufacturing Co., Ltd.               500    9,943
#   Kawasaki Kisen Kaisha, Ltd.                                  62,000  150,757
    Keihin Corp.                                                  2,900   51,321
    Keiyo Bank, Ltd. (The)                                       18,000   82,837
    Keiyo Co., Ltd.                                               2,000   10,170
#   Kenedix, Inc.                                                 2,500    9,345

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Kenko Mayonnaise Co., Ltd.                                    1,200 $ 32,008
    Key Coffee, Inc.                                              1,300   24,339
#   KFC Holdings Japan, Ltd.                                        700   12,117
*   Kintetsu Department Store Co., Ltd.                           7,000   22,057
    Kintetsu World Express, Inc.                                  2,400   33,051
    Kissei Pharmaceutical Co., Ltd.                               2,000   49,065
    Kita-Nippon Bank, Ltd. (The)                                    400   10,974
    Kitagawa Iron Works Co., Ltd.                                   700   15,216
    Kito Corp.                                                    2,700   30,234
    Kitz Corp.                                                    8,600   52,381
    Kiyo Bank, Ltd. (The)                                         4,800   76,454
#*  KLab, Inc.                                                    2,400   13,289
*   KNT-CT Holdings Co., Ltd.                                     6,000    7,751
    Koa Corp.                                                     3,500   41,043
    Kobe Bussan Co., Ltd.                                         1,000   32,345
#   Kohnan Shoji Co., Ltd.                                        2,000   37,296
    Koike Sanso Kogyo Co., Ltd.                                   4,000   10,601
*   Kojima Co., Ltd.                                              2,300    5,561
    Kokuyo Co., Ltd.                                              5,900   72,856
    Komatsu Seiren Co., Ltd.                                      4,000   25,590
    Komeri Co., Ltd.                                              2,400   56,513
    Komori Corp.                                                  5,600   76,899
    Konaka Co., Ltd.                                              1,760    9,082
    Konishi Co., Ltd.                                             4,000   46,333
    Konoike Transport Co., Ltd.                                   2,900   38,256
    Kotobuki Spirits Co., Ltd.                                    2,600   62,948
    Kumagai Gumi Co., Ltd.                                       21,000   60,217
#   Kumiai Chemical Industry Co., Ltd.                            5,400   31,547
    Kura Corp.                                                      500   20,853
    Kurabo Industries, Ltd.                                      18,000   37,447
    Kureha Corp.                                                  1,200   50,892
    Kurimoto, Ltd.                                                1,100   22,945
    Kuroda Electric Co., Ltd.                                     2,400   49,505
    Kusuri no Aoki Holdings Co., Ltd.                             1,000   42,733
    KYB Corp.                                                    19,000   92,509
    Kyodo Printing Co., Ltd.                                      9,000   31,837
    Kyoei Steel, Ltd.                                             2,900   58,482
    Kyokuto Kaihatsu Kogyo Co., Ltd.                              2,300   33,089
    Kyokuto Securities Co., Ltd.                                  2,600   37,640
    Kyokuyo Co., Ltd.                                             1,100   26,518
    KYORIN Holdings, Inc.                                         2,900   63,625
#   Kyoritsu Maintenance Co., Ltd.                                1,000   65,224
    Kyosan Electric Manufacturing Co., Ltd.                       5,000   17,897
    Kyowa Exeo Corp.                                              6,200   91,748
    Kyudenko Corp.                                                3,000   81,407
    Kyushu Financial Group, Inc.                                 23,810  164,055
#*  Laox Co., Ltd.                                                1,100    6,797
    Lasertec Corp.                                                2,500   52,147
    Leopalace21 Corp.                                            19,900  113,996
    Life Corp.                                                    1,200   34,699
    Lintec Corp.                                                  2,700   60,426
    Macnica Fuji Electronics Holdings, Inc.                       3,999   56,341
    Maeda Corp.                                                   7,000   61,024

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)
    Maeda Kosen Co., Ltd.                                         1,900 $21,812
    Maeda Road Construction Co., Ltd.                             3,000  51,857
    Maezawa Kasei Industries Co., Ltd.                            1,200  12,762
    Maezawa Kyuso Industries Co., Ltd.                            1,200  16,215
    Makino Milling Machine Co., Ltd.                              9,000  78,753
    Mandom Corp.                                                  1,100  51,921
    Mani, Inc.                                                    1,500  36,220
    Mars Engineering Corp.                                          700  13,428
    Marubun Corp.                                                 1,900  11,640
    Marudai Food Co., Ltd.                                       13,000  56,447
    Maruha Nichiro Corp.                                          2,253  62,302
    Maruwa Co., Ltd.                                                700  23,019
    Maruyama Manufacturing Co., Inc.                              3,000   5,158
#*  Maruzen CHI Holdings Co., Ltd.                                  400   1,257
    Maruzen Showa Unyu Co., Ltd.                                  6,000  23,803
#   Marvelous, Inc.                                               3,300  24,718
    Matsuda Sangyo Co., Ltd.                                      1,225  16,487
    Matsui Securities Co., Ltd.                                   4,000  34,253
    Matsuya Co., Ltd.                                             3,600  31,095
    Matsuya Foods Co., Ltd.                                         800  29,150
    Max Co., Ltd.                                                 4,000  54,616
    MCJ Co., Ltd.                                                 4,500  46,129
    Megmilk Snow Brand Co., Ltd.                                  3,100  81,364
    Meidensha Corp.                                              23,000  78,341
    Meiko Network Japan Co., Ltd.                                 2,600  28,815
    Meisei Industrial Co., Ltd.                                   5,000  26,722
    Meitec Corp.                                                  1,500  56,324
    Meito Sangyo Co., Ltd.                                        1,200  14,854
    Melco Holdings, Inc.                                          1,200  34,492
    Menicon Co., Ltd.                                               800  23,821
    METAWATER Co., Ltd.                                             900  22,201
#   Michinoku Bank, Ltd. (The)                                    9,000  15,197
#   Micronics Japan Co., Ltd.                                     4,000  39,379
    Mie Bank, Ltd. (The)                                            500  10,334
    Mie Kotsu Group Holdings, Inc.                                2,700   9,372
    Milbon Co., Ltd.                                                800  34,997
    Mimasu Semiconductor Industry Co., Ltd.                       1,219  19,654
    Minato Bank, Ltd. (The)                                       2,100  39,199
#   MINEBEA MITSUMI, Inc.                                         4,424  43,979
    Ministop Co., Ltd.                                            1,500  26,942
    Mirait Holdings Corp.                                         6,700  61,037
    Miroku Jyoho Service Co., Ltd.                                2,200  32,915
#   Misawa Homes Co., Ltd.                                        2,000  18,914
    Mitani Corp.                                                  1,200  34,744
    Mitani Sekisan Co., Ltd.                                        900  23,437
    Mito Securities Co., Ltd.                                     4,000  10,911
    Mitsuba Corp.                                                 3,400  59,211
    Mitsubishi Nichiyu Forklift Co., Ltd.                         2,000  14,357
*   Mitsubishi Paper Mills, Ltd.                                  1,300   9,040
#   Mitsubishi Pencil Co., Ltd.                                     900  48,234
    Mitsubishi Shokuhin Co., Ltd.                                   800  23,851
    Mitsubishi Steel Manufacturing Co., Ltd.                     14,000  31,940
    Mitsuboshi Belting, Ltd.                                      7,000  60,915

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Mitsui Engineering & Shipbuilding Co., Ltd.                  57,000 $ 92,206
    Mitsui High-Tec, Inc.                                         3,300   25,432
    Mitsui Matsushima Co., Ltd.                                   1,000   12,202
    Mitsui Mining & Smelting Co., Ltd.                           57,000  159,383
    Mitsui Sugar Co., Ltd.                                        1,200   26,688
    Mitsui-Soko Holdings Co., Ltd.                               10,000   29,875
    Mitsuuroko Group Holdings Co., Ltd.                           3,000   18,897
    Miyazaki Bank, Ltd. (The)                                    20,000   66,339
    Mizuno Corp.                                                  9,000   46,530
    Mochida Pharmaceutical Co., Ltd.                              1,100   79,018
#   Modec, Inc.                                                   2,600   43,448
    Monex Group, Inc.                                            20,400   53,858
#   Monogatari Corp. (The)                                          600   21,737
    Morinaga & Co., Ltd.                                          1,600   69,233
    Morinaga Milk Industry Co., Ltd.                             14,000   96,583
    Morita Holdings Corp.                                         2,600   36,832
    MTI, Ltd.                                                     4,500   28,751
    Musashi Seimitsu Industry Co., Ltd.                           1,700   46,797
    Musashino Bank, Ltd. (The)                                    2,200   65,030
#   Nachi-Fujikoshi Corp.                                        13,000   63,706
#   Nafco Co., Ltd.                                                 400    6,434
    Nagaileben Co., Ltd.                                            800   18,116
#   Nagano Bank, Ltd. (The)                                         600   10,652
    Nagase & Co., Ltd.                                            8,000  109,635
    Nagatanien Holdings Co., Ltd.                                 2,000   25,212
    Nagawa Co., Ltd.                                                400   15,672
    Nakamuraya Co., Ltd.                                            300   13,370
    Nakanishi, Inc.                                               1,900   73,496
*   Nakayama Steel Works, Ltd.                                      500    3,367
    Namura Shipbuilding Co., Ltd.                                 4,096   27,265
    Nanto Bank, Ltd. (The)                                        1,900   76,511
    NDS Co., Ltd.                                                   500   12,814
    NEC Networks & System Integration Corp.                       1,700   30,969
    NET One Systems Co., Ltd.                                     8,100   55,297
    Neturen Co., Ltd.                                             2,600   20,714
    Next Co., Ltd.                                                6,600   44,601
#   Nichi-iko Pharmaceutical Co., Ltd.                            2,050   29,930
    Nichias Corp.                                                 6,000   61,536
    Nichicon Corp.                                                4,800   45,143
    Nichiha Corp.                                                 3,500   89,775
    NichiiGakkan Co., Ltd.                                        2,900   20,938
    Nichireki Co., Ltd.                                           2,000   16,293
    Nihon Chouzai Co., Ltd.                                         700   26,451
    Nihon Dempa Kogyo Co., Ltd.                                     600    4,740
    Nihon Eslead Corp.                                            1,000   12,435
    Nihon House Holdings Co., Ltd.                                2,000    9,038
    Nihon Nohyaku Co., Ltd.                                       2,600   14,144
    Nihon Parkerizing Co., Ltd.                                   4,000   48,990
    Nihon Tokushu Toryo Co., Ltd.                                 1,400   21,773
    Nihon Trim Co., Ltd.                                            500   17,827
    Nihon Unisys, Ltd.                                            4,200   54,268
    Nihon Yamamura Glass Co., Ltd.                                8,000   14,574
    Nikkiso Co., Ltd.                                             7,000   65,053

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Nikkon Holdings Co., Ltd.                                     4,000 $ 82,802
    Nippo Corp.                                                   3,000   56,715
    Nippon Beet Sugar Manufacturing Co., Ltd.                       500   10,182
#   Nippon Carbon Co., Ltd.                                       6,000   14,599
#   Nippon Ceramic Co., Ltd.                                      1,000   18,448
    Nippon Chemi-Con Corp.                                       20,000   46,120
    Nippon Chemical Industrial Co., Ltd.                          2,000    4,247
#   Nippon Coke & Engineering Co., Ltd.                          12,500   12,076
#   Nippon Concrete Industries Co., Ltd.                          3,000    9,132
*   Nippon Denko Co., Ltd.                                       10,600   30,510
    Nippon Densetsu Kogyo Co., Ltd.                               3,100   51,066
    Nippon Flour Mills Co., Ltd.                                  4,000   56,687
    Nippon Gas Co., Ltd.                                          2,900   83,255
    Nippon Kanzai Co., Ltd.                                       1,700   26,387
    Nippon Kayaku Co., Ltd.                                       9,000  117,626
*   Nippon Kinzoku Co., Ltd.                                        300    3,622
    Nippon Koei Co., Ltd.                                         1,000   22,536
#   Nippon Koshuha Steel Co., Ltd.                               10,000    7,608
    Nippon Light Metal Holdings Co., Ltd.                        31,000   75,722
    Nippon Paper Industries Co., Ltd.                             5,600  102,526
    Nippon Parking Development Co., Ltd.                          9,800   13,292
    Nippon Pillar Packing Co., Ltd.                               2,000   24,238
    Nippon Piston Ring Co., Ltd.                                    700   13,066
    Nippon Road Co., Ltd. (The)                                   4,000   16,296
    Nippon Seiki Co., Ltd.                                        4,000   86,166
*   Nippon Sharyo, Ltd.                                           4,000    9,774
*   Nippon Sheet Glass Co., Ltd.                                  7,900   64,973
    Nippon Signal Co., Ltd.                                       4,500   42,675
    Nippon Soda Co., Ltd.                                        16,000   77,811
    Nippon Steel & Sumikin Bussan Corp.                           1,248   51,360
    Nippon Suisan Kaisha, Ltd.                                   22,800  112,261
    Nippon Thompson Co., Ltd.                                     7,000   32,634
    Nippon Valqua Industries, Ltd.                                1,200   18,969
    Nippon Yakin Kogyo Co., Ltd.                                 10,600   17,812
    Nipro Corp.                                                  10,600  118,830
*   Nishi-Nippon Financial Holdings, Inc.                         6,800   71,308
    Nishi-Nippon Railroad Co., Ltd.                              23,000  101,771
    Nishimatsu Construction Co., Ltd.                            19,000   95,010
    Nishimatsuya Chain Co., Ltd.                                  3,800   47,515
    Nishio Rent All Co., Ltd.                                     1,300   37,064
    Nissan Shatai Co., Ltd.                                       5,400   51,163
    Nissei Build Kogyo Co., Ltd.                                  5,000   25,393
    Nissei Corp.                                                    400    3,443
#   Nissha Printing Co., Ltd.                                     1,500   41,191
    Nisshin Fudosan Co.                                           2,800   13,096
    Nisshin Oillio Group, Ltd. (The)                             14,000   66,136
    Nisshin Steel Co., Ltd.                                       5,648   76,529
    Nisshinbo Holdings, Inc.                                      7,500   71,446
    Nissin Corp.                                                  5,000   15,438
    Nissin Electric Co., Ltd.                                     3,700   44,334
    Nissin Kogyo Co., Ltd.                                        3,300   54,519
    Nitta Corp.                                                   2,300   62,486
    Nittan Valve Co., Ltd.                                        2,000    7,302

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Nittetsu Mining Co., Ltd.                                       300 $ 15,135
    Nitto Boseki Co., Ltd.                                       19,000   76,208
    Nitto Kogyo Corp.                                             3,700   50,502
    Nitto Kohki Co., Ltd.                                         1,300   28,882
    Nitto Seiko Co., Ltd.                                         3,000   10,917
    Nittoku Engineering Co., Ltd.                                   800   12,746
    Noevir Holdings Co., Ltd.                                     1,100   38,401
    NOF Corp.                                                     9,000   94,279
    Nohmi Bosai, Ltd.                                             2,800   42,054
#   Nojima Corp.                                                  2,500   27,520
    Nomura Co., Ltd.                                              3,200   55,645
    Noritake Co., Ltd.                                              800   20,528
    Noritsu Koki Co., Ltd.                                        1,200    9,811
    Noritz Corp.                                                  2,000   34,302
    North Pacific Bank, Ltd.                                     25,700  103,226
    NS Solutions Corp.                                            2,200   43,547
    NS United Kaiun Kaisha, Ltd.                                  9,000   16,748
    NSD Co., Ltd.                                                 3,730   58,085
    NTN Corp.                                                    29,000  122,481
    Nuflare Technology, Inc.                                        300   19,131
    Obara Group, Inc.                                             1,000   47,047
    Oenon Holdings, Inc.                                          5,000   12,081
    Ogaki Kyoritsu Bank, Ltd. (The)                              22,000   84,908
    Ohsho Food Service Corp.                                        700   27,170
    Oiles Corp.                                                   1,673   29,861
#   Oita Bank, Ltd. (The)                                        16,000   59,952
    Okabe Co., Ltd.                                               4,000   33,823
    Okamoto Industries, Inc.                                      6,000   56,572
    Okamura Corp.                                                 7,300   72,354
    Okasan Securities Group, Inc.                                11,000   71,828
    Oki Electric Industry Co., Ltd.                               6,500   93,510
    Okinawa Cellular Telephone Co.                                1,100   34,626
    Okinawa Electric Power Co., Inc. (The)                        2,497   57,796
#   OKK Corp.                                                     5,000    5,571
    OKUMA Corp.                                                   9,000   93,494
    Okumura Corp.                                                12,000   72,709
    Okura Industrial Co., Ltd.                                    4,000   18,981
    Okuwa Co., Ltd.                                               2,000   20,398
    Onward Holdings Co., Ltd.                                     9,000   66,446
    Open House Co., Ltd.                                          2,700   63,198
#   Optex Group Co., Ltd.                                         1,100   25,665
    Organo Corp.                                                  4,000   17,097
    Origin Electric Co., Ltd.                                     3,000    8,404
    Osaka Soda Co., Ltd.                                         10,000   43,956
    Osaka Steel Co., Ltd.                                           900   16,784
#*  OSAKA Titanium Technologies Co., Ltd.                         1,600   25,650
    Osaki Electric Co., Ltd.                                      3,000   31,673
#   OSG Corp.                                                     4,100   84,823
#   OSJB Holdings Corp.                                          11,600   25,149
#   Outsourcing, Inc.                                             1,300   43,704
    Oyo Corp.                                                       900   11,491
    Pacific Industrial Co., Ltd.                                  4,000   49,452
*   Pacific Metals Co., Ltd.                                     17,000   53,716

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Pack Corp. (The)                                                700 $ 18,307
    PAL GROUP Holdings Co., Ltd.                                    900   22,915
    PALTAC Corp.                                                  2,500   64,628
    PanaHome Corp.                                                6,000   50,862
    Paramount Bed Holdings Co., Ltd.                              1,100   44,272
    Parco Co., Ltd.                                                 400    3,898
    Paris Miki Holdings, Inc.                                     1,000    4,086
#   Pasco Corp.                                                   1,000    3,755
#   PC Depot Corp.                                                2,760   15,302
    Penta-Ocean Construction Co., Ltd.                           18,000   87,885
    Pilot Corp.                                                   1,600   64,920
    Piolax, Inc.                                                  1,000   64,491
*   Pioneer Corp.                                                34,600   75,948
    Plenus Co., Ltd.                                              1,900   41,281
    Press Kogyo Co., Ltd.                                         9,000   40,852
    Pressance Corp.                                               3,600   43,405
    Prestige International, Inc.                                  4,800   35,062
    Prima Meat Packers, Ltd.                                     15,000   58,597
    Qol Co., Ltd.                                                   800   10,409
    Raito Kogyo Co., Ltd.                                         4,700   49,320
*   Rasa Industries, Ltd.                                         3,000    3,743
    Relia, Inc.                                                   3,200   33,333
    Relo Group, Inc.                                                500   73,497
    Rengo Co., Ltd.                                              17,000  103,820
*   Renown, Inc.                                                  3,000    3,080
    Retail Partners Co., Ltd.                                     2,000   21,569
    Rheon Automatic Machinery Co., Ltd.                           2,000   19,421
    Rhythm Watch Co., Ltd.                                       10,000   16,281
    Ricoh Leasing Co., Ltd.                                       1,000   30,365
    Riken Corp.                                                     700   26,580
    Riken Keiki Co., Ltd.                                         1,200   18,058
    Riken Vitamin Co., Ltd.                                       1,700   67,026
    Ringer Hut Co., Ltd.                                          1,400   29,231
    Riso Kagaku Corp.                                             3,500   62,421
    Rock Field Co., Ltd.                                          2,100   30,347
    Rohto Pharmaceutical Co., Ltd.                                5,500   95,634
    Rokko Butter Co., Ltd.                                        1,700   36,374
    Roland DG Corp.                                               1,200   36,078
    Round One Corp.                                               5,300   38,131
#   Royal Holdings Co., Ltd.                                      3,000   50,897
    Ryobi, Ltd.                                                  11,000   50,268
    Ryoden Corp.                                                  3,000   19,748
    Ryosan Co., Ltd.                                              2,800   86,953
    Ryoyo Electro Corp.                                           2,000   25,332
#   S Foods, Inc.                                                 1,300   35,279
    Sac's Bar Holdings, Inc.                                      1,650   17,929
    Saibu Gas Co., Ltd.                                          36,000   81,273
    Saizeriya Co., Ltd.                                           1,900   43,945
    Sakai Chemical Industry Co., Ltd.                             7,000   24,714
#   Sakai Moving Service Co., Ltd.                                  800   21,322
    Sakata INX Corp.                                              3,000   39,309
    Sala Corp.                                                    5,300   28,952
    San-A Co., Ltd.                                               1,000   46,375

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    San-Ai Oil Co., Ltd.                                          4,000 $ 30,717
    San-In Godo Bank, Ltd. (The)                                 11,000   91,828
    Sanden Holdings Corp.                                        10,000   31,612
    Sangetsu Corp.                                                2,600   46,023
*   Sanken Electric Co., Ltd.                                    10,000   46,942
    Sanki Engineering Co., Ltd.                                   5,000   42,618
    Sankyo Seiko Co., Ltd.                                        4,000   14,804
    Sankyo Tateyama, Inc.                                         2,800   41,884
    Sankyu, Inc.                                                 19,000  119,802
    Sanoh Industrial Co., Ltd.                                    3,000   21,764
    Sanrio Co., Ltd.                                              3,700   72,562
    Sanshin Electronics Co., Ltd.                                 2,000   21,579
    Sanwa Holdings Corp.                                         11,600  107,977
    Sanyo Chemical Industries, Ltd.                                 600   26,204
    Sanyo Denki Co., Ltd.                                         4,000   31,268
    Sanyo Electric Railway Co., Ltd.                              6,000   32,485
#   Sanyo Shokai, Ltd.                                           11,000   16,370
    Sanyo Special Steel Co., Ltd.                                10,000   52,966
    Sapporo Holdings, Ltd.                                        4,000  104,034
    Sato Holdings Corp.                                           1,900   40,794
    Satori Electric Co., Ltd.                                     1,000    6,519
    Sawada Holdings Co., Ltd.                                     3,300   26,943
    Saxa Holdings, Inc.                                           4,000    8,848
    Secom Joshinetsu Co., Ltd.                                      900   26,358
    Seiko Holdings Corp.                                         12,000   43,458
    Seino Holdings Co., Ltd.                                      9,500  109,865
    Seiren Co., Ltd.                                              5,800   71,697
    Sekisui Jushi Corp.                                           2,700   43,034
    Sekisui Plastics Co., Ltd.                                    3,500   25,556
    Senko Co., Ltd.                                               6,000   38,440
#   Senshu Electric Co., Ltd.                                       700   11,435
    Senshu Ikeda Holdings, Inc.                                  17,500   80,399
    Senshukai Co., Ltd.                                           3,000   19,566
#   Septeni Holdings Co., Ltd.                                   10,900   35,273
    Shibaura Mechatronics Corp.                                   4,000   10,177
    Shibusawa Warehouse Co., Ltd. (The)                           6,000   18,196
    Shibuya Corp.                                                 1,200   24,182
    Shiga Bank, Ltd. (The)                                       18,000  101,007
    Shikibo, Ltd.                                                 9,000   12,421
    Shikoku Bank, Ltd. (The)                                     12,000   30,015
    Shikoku Chemicals Corp.                                       3,000   29,550
    Shima Seiki Manufacturing, Ltd.                               2,100   72,444
    Shimachu Co., Ltd.                                            3,100   75,834
    Shimizu Bank, Ltd. (The)                                        400   12,700
    Shin-Etsu Polymer Co., Ltd.                                   5,000   36,752
    Shinagawa Refractories Co., Ltd.                              5,000   12,612
    Shindengen Electric Manufacturing Co., Ltd.                   8,000   29,479
#*  Shinkawa, Ltd.                                                1,000    7,603
    Shinko Electric Industries Co., Ltd.                          6,300   47,690
    Shinko Plantech Co., Ltd.                                     3,000   21,481
    Shinko Shoji Co., Ltd.                                        2,000   21,282
    Shinmaywa Industries, Ltd.                                    8,000   74,814
    Shinnihon Corp.                                               1,000    7,710

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
#   Shinoken Group Co., Ltd.                                      1,300 $ 21,797
    Ship Healthcare Holdings, Inc.                                2,500   66,492
    Shizuoka Gas Co., Ltd.                                        5,000   32,453
    Shobunsha Publications, Inc.                                  1,300    8,013
    Shochiku Co., Ltd.                                            6,000   71,476
    Shoei Co., Ltd.                                               1,300   29,744
    Shoei Foods Corp.                                             1,000   19,310
    Showa Corp.                                                   5,400   37,159
    Showa Denko K.K.                                             11,500  188,717
    Showa Sangyo Co., Ltd.                                       10,000   52,975
#   Siix Corp.                                                    1,900   69,239
    Sinanen Holdings Co., Ltd.                                      600   11,697
    Sinfonia Technology Co., Ltd.                                18,000   45,993
    Sinko Industries, Ltd.                                        2,400   29,978
    Sintokogio, Ltd.                                              3,938   35,799
    SKY Perfect JSAT Holdings, Inc.                              14,000   63,003
    SMK Corp.                                                     5,000   18,181
    SMS Co., Ltd.                                                 2,100   50,392
    Sodick Co., Ltd.                                              4,100   35,811
    Sogo Medical Co., Ltd.                                          700   25,639
#   Sparx Group Co., Ltd.                                        11,800   23,549
    SRA Holdings                                                  1,000   22,866
    St Marc Holdings Co., Ltd.                                    1,700   51,223
    Star Micronics Co., Ltd.                                      1,600   24,242
    Starts Corp., Inc.                                            2,700   46,973
    Starzen Co., Ltd.                                               400   16,858
    Stella Chemifa Corp.                                            900   27,346
#   Sumida Corp.                                                  1,100   10,901
    Suminoe Textile Co., Ltd.                                     5,000   12,116
    Sumitomo Bakelite Co., Ltd.                                  15,000   88,707
    Sumitomo Densetsu Co., Ltd.                                   1,100   12,475
    Sumitomo Mitsui Construction Co., Ltd.                       47,960   50,925
    Sumitomo Osaka Cement Co., Ltd.                              23,000   92,615
    Sumitomo Precision Products Co., Ltd.                         2,000    6,219
    Sumitomo Real Estate Sales Co., Ltd.                          1,200   27,305
    Sumitomo Riko Co., Ltd.                                       2,700   27,881
    Sumitomo Seika Chemicals Co., Ltd.                              800   33,298
    Sumitomo Warehouse Co., Ltd. (The)                           11,000   59,155
    Sun Frontier Fudousan Co., Ltd.                               1,500   13,336
*   SWCC Showa Holdings Co., Ltd.                                12,000    9,466
    Systena Corp.                                                 1,300   20,856
    T Hasegawa Co., Ltd.                                          1,600   27,260
    T RAD Co., Ltd.                                               5,000   12,813
    T&K Toka Co., Ltd.                                            1,000    9,197
    T-Gaia Corp.                                                  1,300   21,276
    Tabuchi Electric Co., Ltd.                                    3,000   10,682
    Tachi-S Co., Ltd.                                             2,100   34,628
    Tadano, Ltd.                                                  6,000   73,578
    Taihei Dengyo Kaisha, Ltd.                                    3,000   28,729
    Taiho Kogyo Co., Ltd.                                         1,900   27,686
    Taikisha, Ltd.                                                2,000   49,452
    Taiko Bank, Ltd. (The)                                        4,000    8,953
    Taiyo Holdings Co., Ltd.                                      1,500   60,586

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Taiyo Yuden Co., Ltd.                                        10,000 $121,963
    Takamatsu Construction Group Co., Ltd.                        1,600   36,156
    Takaoka Toko Co., Ltd.                                          400    8,424
    Takara Holdings, Inc.                                         8,700   83,140
#   Takara Leben Co., Ltd.                                        9,300   52,063
    Takara Standard Co., Ltd.                                     3,500   58,867
    Takasago International Corp.                                  1,400   37,467
    Takasago Thermal Engineering Co., Ltd.                        4,100   56,026
#*  Takata Corp.                                                  4,900   23,117
    Takeei Corp.                                                  1,900   17,222
    Takeuchi Manufacturing Co., Ltd.                              2,100   44,573
    Takiron Co., Ltd.                                             3,000   14,177
    Takuma Co., Ltd.                                              7,000   60,622
    Tamron Co., Ltd.                                              1,500   27,184
    Tamura Corp.                                                  4,000   15,289
    Tanseisha Co., Ltd.                                           1,600   12,589
    TASAKI & Co., Ltd.                                            1,600   21,876
    Tatsuta Electric Wire and Cable Co., Ltd.                     2,000    8,182
#*  Teac Corp.                                                    5,000    2,036
    TechnoPro Holdings, Inc.                                      1,000   34,547
#   Teikoku Sen-I Co., Ltd.                                       1,000   13,483
    Teikoku Tsushin Kogyo Co., Ltd.                               4,000    6,375
#   Tekken Corp.                                                  9,000   26,281
    Tenma Corp.                                                   2,000   36,378
    TIS, Inc.                                                     4,600  104,228
    TKC Corp.                                                     1,600   48,306
    Toa Corp.(6894508)                                            1,800   28,538
    Toa Corp.(6894434)                                            2,600   23,679
    TOA ROAD Corp.                                                3,000    9,059
    Toagosei Co., Ltd.                                            9,500  101,697
    Tobishima Corp.                                              17,200   26,937
    TOC Co., Ltd.                                                 2,300   18,178
    Tocalo Co., Ltd.                                              1,000   22,722
    Tochigi Bank, Ltd. (The)                                     10,000   50,834
    Toda Corp.                                                   17,000   93,343
    Toei Animation Co., Ltd.                                        400   20,436
    Toei Co., Ltd.                                                5,000   44,474
    Toenec Corp.                                                  3,000   14,763
    Toho Bank, Ltd. (The)                                        16,000   60,117
#   Toho Holdings Co., Ltd.                                       4,200   90,613
#   Toho Titanium Co., Ltd.                                       3,900   31,095
    Toho Zinc Co., Ltd.                                          12,000   52,266
    Tohoku Bank, Ltd. (The)                                       8,000   11,033
    Tokai Carbon Co., Ltd.                                       16,000   57,519
    Tokai Corp.                                                     900   31,632
#   TOKAI Holdings Corp.                                          9,000   64,178
    Tokai Rika Co., Ltd.                                          4,200   83,590
    Tokai Tokyo Financial Holdings, Inc.                         13,000   72,197
    Token Corp.                                                     480   33,917
    Tokushu Tokai Paper Co., Ltd.                                   919   32,647
*   Tokuyama Corp.                                               32,000  143,219
    Tokyo Dome Corp.                                              7,000   66,401
    Tokyo Energy & Systems, Inc.                                  2,000   17,829

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Tokyo Ohka Kogyo Co., Ltd.                                    2,700 $ 96,464
    Tokyo Rope Manufacturing Co., Ltd.                            1,200   20,296
    Tokyo Seimitsu Co., Ltd.                                      2,900   94,919
    Tokyo Steel Manufacturing Co., Ltd.                           8,200   73,903
    Tokyo Tekko Co., Ltd.                                         3,000   12,739
#   Tokyo Theatres Co., Inc.                                      6,000    8,860
    Tokyo TY Financial Group, Inc.                                2,224   77,360
    Tokyotokeiba Co., Ltd.                                       20,000   46,458
    Tokyu Construction Co., Ltd.                                  2,800   22,025
#   Tokyu Recreation Co., Ltd.                                    3,000   21,052
    Toli Corp.                                                    6,000   21,157
    Tomato Bank, Ltd.                                               900   12,559
    TOMONY Holdings, Inc.                                        14,500   77,167
    Tomy Co., Ltd.                                                5,617   59,738
    Tonami Holdings Co., Ltd.                                     3,000    9,509
    Topcon Corp.                                                  4,700   72,043
    Toppan Forms Co., Ltd.                                        2,600   26,968
    Topre Corp.                                                   2,100   53,499
    Topy Industries, Ltd.                                         1,800   50,307
    Toridoll Holdings Corp.                                       1,300   28,422
    Torii Pharmaceutical Co., Ltd.                                1,200   26,625
    Torishima Pump Manufacturing Co., Ltd.                        2,000   19,783
    Tosei Corp.                                                   4,200   28,365
    Toshiba Machine Co., Ltd.                                    10,000   43,544
#   Toshiba Plant Systems & Services Corp.                        4,000   60,257
*   Toshiba TEC Corp.                                             8,000   43,815
    Tosho Co., Ltd.                                                 400   18,612
    Tosho Printing Co., Ltd.                                      5,000   20,859
    Totetsu Kogyo Co., Ltd.                                       1,700   50,084
    Tottori Bank, Ltd. (The)                                        600   10,094
    Towa Bank, Ltd. (The)                                        13,000   13,205
    Towa Corp.                                                    2,500   35,897
#   Towa Pharmaceutical Co., Ltd.                                 1,000   39,078
    Toyo Construction Co., Ltd.                                   7,400   26,710
    Toyo Corp.                                                    3,000   26,071
    Toyo Denki Seizo K.K.                                         1,000   14,664
    Toyo Engineering Corp.                                       12,000   31,993
    Toyo Ink SC Holdings Co., Ltd.                               15,000   73,215
    Toyo Kanetsu K.K.                                            12,000   35,596
    Toyo Kohan Co., Ltd.                                          3,000   10,896
    Toyo Securities Co., Ltd.                                     5,000   11,791
    Toyo Tanso Co., Ltd.                                            300    5,032
    Toyo Tire & Rubber Co., Ltd.                                  8,200   99,474
    Toyobo Co., Ltd.                                             77,000  124,828
    TPR Co., Ltd.                                                 1,300   37,060
    Trancom Co., Ltd.                                               500   24,087
    Transcosmos, Inc.                                             1,900   49,853
    Trusco Nakayama Corp.                                         4,000   90,852
    TS Tech Co., Ltd.                                             4,100  104,637
    TSI Holdings Co., Ltd.                                        6,525   46,669
    Tsubakimoto Chain Co.                                         9,000   72,099
    Tsugami Corp.                                                 5,000   30,510
    Tsukishima Kikai Co., Ltd.                                    3,000   32,208

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Tsukuba Bank, Ltd.                                            5,500 $ 16,675
    Tsukui Corp.                                                  5,200   35,183
    Tsumura & Co.                                                 3,900  113,647
    Tsurumi Manufacturing Co., Ltd.                               2,000   27,621
    Tsutsumi Jewelry Co., Ltd.                                      800   13,791
    TV Asahi Holdings Corp.                                       1,200   24,025
    Tv Tokyo Holdings Corp.                                         700   14,340
#*  U-Shin, Ltd.                                                  2,000   15,548
    UACJ Corp.                                                   24,034   75,559
    Ube Industries, Ltd.                                         74,400  178,886
    Uchida Yoko Co., Ltd.                                           800   17,269
    UKC Holdings Corp.                                            1,500   29,133
    Ulvac, Inc.                                                   3,700  131,068
*   Uniden Holdings Corp.                                         2,000    2,937
    Union Tool Co.                                                  400   11,159
    Unipres Corp.                                                 2,700   56,964
    United Arrows, Ltd.                                           1,600   45,196
    United Super Markets Holdings, Inc.                           4,100   35,841
*   Unitika, Ltd.                                                52,000   37,227
*   Universal Entertainment Corp.                                 1,500   54,521
    Unizo Holdings Co., Ltd.                                      2,100   59,729
    Usen Corp.                                                    8,870   29,768
    Ushio, Inc.                                                   6,400   81,235
*   UT Group Co., Ltd.                                            3,200   30,179
    V Technology Co., Ltd.                                          400   62,947
    Valor Holdings Co., Ltd.                                      2,000   51,968
    Vector, Inc.                                                  3,300   34,705
#   Vital KSK Holdings, Inc.                                      2,800   24,971
    VT Holdings Co., Ltd.                                         6,900   33,552
#   W-Scope Corp.                                                 3,600   58,282
    Wacoal Holdings Corp.                                         9,000  109,066
#   Wacom Co., Ltd.                                              11,800   35,809
    Wakita & Co., Ltd.                                            4,500   41,639
    Warabeya Nichiyo Holdings Co., Ltd.                           1,200   26,118
#   WATAMI Co., Ltd.                                              1,400   13,668
    Weathernews, Inc.                                               700   21,684
#   Wellnet Corp.                                                 1,200   14,035
    Wood One Co., Ltd.                                            3,000    7,361
    Xebio Holdings Co., Ltd.                                      3,000   44,824
    Yahagi Construction Co., Ltd.                                 1,500   14,109
    YAMABIKO Corp.                                                2,460   34,477
    Yamagata Bank, Ltd. (The)                                    11,000   47,068
#   Yamaichi Electronics Co., Ltd.                                1,600   18,395
    Yamanashi Chuo Bank, Ltd. (The)                              14,000   65,836
    Yamato Kogyo Co., Ltd.                                        3,300   98,675
    Yamazen Corp.                                                 5,400   46,202
    Yaoko Co., Ltd.                                               1,000   40,631
    Yasuda Logistics Corp.                                        2,000   13,280
    Yellow Hat, Ltd.                                              1,800   41,226
    Yodogawa Steel Works, Ltd.                                    1,800   51,341
    Yokogawa Bridge Holdings Corp.                                3,300   42,008
#   Yokohama Reito Co., Ltd.                                      5,400   49,317
    Yokowo Co., Ltd.                                              1,700   16,400

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------ -----------
JAPAN -- (Continued)
    Yomeishu Seizo Co., Ltd.                                      1,000 $    16,736
    Yondenko Corp.                                                2,100       8,276
    Yondoshi Holdings, Inc.                                       1,600      35,206
    Yorozu Corp.                                                  1,900      26,404
    Yoshinoya Holdings Co., Ltd.                                  2,100      30,257
    Yuasa Trading Co., Ltd.                                       2,000      54,067
    Yumeshin Holdings Co., Ltd.                                   6,300      44,271
    Yurtec Corp.                                                  4,000      29,165
    Yusen Logistics Co., Ltd.                                       600       5,961
    Yushiro Chemical Industry Co., Ltd.                           1,000      12,913
    Zenrin Co., Ltd.                                              1,800      34,946
    Zeon Corp.                                                   12,000     137,703
    ZERIA Pharmaceutical Co., Ltd.                                2,200      34,703
#   Zojirushi Corp.                                               2,000      26,129
    Zuken, Inc.                                                   2,000      22,743
                                                                        -----------
TOTAL JAPAN                                                              39,597,205
                                                                        -----------
NETHERLANDS -- (1.9%)
    Aalberts Industries NV                                        7,215     253,253
    Accell Group                                                  2,934      68,809
    AMG Advanced Metallurgical Group NV                           1,768      32,754
    Amsterdam Commodities NV                                      1,493      33,113
#   APERAM SA                                                     3,795     179,479
    Arcadis NV                                                    6,060      82,401
    ASM International NV                                          4,588     226,206
    BE Semiconductor Industries NV                                3,299     119,120
    Beter Bed Holding NV                                          1,357      23,584
    BinckBank NV                                                  5,344      30,629
    Boskalis Westminster                                          6,649     245,999
    Brunel International NV                                       2,547      44,690
    Corbion NV                                                    4,897     125,428
    Delta Lloyd NV                                               31,213     179,705
    Flow Traders                                                  1,888      65,977
*   Fugro NV                                                      8,042     126,844
#   Gemalto NV                                                    3,010     174,928
#*  Heijmans NV                                                   1,624      10,820
    Hunter Douglas NV                                               469      29,391
    IMCD Group NV                                                 1,567      70,380
    KAS Bank NV                                                     488       4,495
    Kendrion NV                                                   1,006      28,566
    Koninklijke BAM Groep NV                                     26,180     123,521
    Koninklijke Vopak NV                                          2,377     102,104
    Nederland Apparatenfabriek                                      338      12,853
*   OCI NV                                                        5,903     111,415
*   Ordina NV                                                     2,349       5,035
*   PostNL NV                                                    40,333     177,020
    Refresco Group NV                                             3,034      45,826
    SBM Offshore NV                                              15,274     248,468
    Sligro Food Group NV                                          1,698      61,604
#*  SNS Reaal NV                                                 15,156          --

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
NETHERLANDS -- (Continued)
    Telegraaf Media Groep NV                                      1,964 $   12,593
    TKH Group NV                                                  3,206    129,951
#*  TomTom NV                                                    12,623    115,715
    Van Lanschot NV                                               1,388     30,009
    Wessanen                                                      8,503    120,690
                                                                        ----------
TOTAL NETHERLANDS                                                        3,453,375
                                                                        ----------
NEW ZEALAND -- (1.0%)
#*  a2 Milk Co., Ltd.                                            34,295     55,709
    Air New Zealand, Ltd.                                        41,085     63,327
    Briscoe Group, Ltd.                                           9,711     28,327
    Chorus, Ltd.                                                 28,756     85,547
    Contact Energy, Ltd.                                         38,559    135,121
    EBOS Group, Ltd.                                              6,927     85,851
    Fisher & Paykel Healthcare Corp., Ltd.                       30,408    193,902
    Freightways, Ltd.                                            12,116     62,075
    Genesis Energy, Ltd.                                         32,503     51,509
    Hallenstein Glasson Holdings, Ltd.                            5,327     12,630
#   Heartland Bank, Ltd.                                         21,704     25,157
    Infratil, Ltd.                                               46,774     98,476
    Kathmandu Holdings, Ltd.                                      8,788     12,181
#   Mainfreight, Ltd.                                             6,428     98,641
    Metlifecare, Ltd.                                            12,041     49,292
    New Zealand Refining Co., Ltd. (The)                         13,533     26,832
#   NZME, Ltd.                                                   14,069      6,943
    NZX, Ltd.                                                     4,430      3,580
    PGG Wrightson, Ltd.                                          10,577      4,113
    Port of Tauranga, Ltd.                                       30,765     94,551
    Restaurant Brands New Zealand, Ltd.                          11,416     46,389
    Ryman Healthcare, Ltd.                                        6,489     41,476
    Sanford, Ltd.                                                 6,562     34,137
    SKY Network Television, Ltd.                                 23,513     80,043
    SKYCITY Entertainment Group, Ltd.                            38,867    107,728
    Steel & Tube Holdings, Ltd.                                   5,579     10,360
    Summerset Group Holdings, Ltd.                               19,161     69,615
    Tilt Renewables, Ltd.                                         4,827      8,146
    Tower, Ltd.                                                  13,924      8,374
    Trade Me Group, Ltd.                                         32,478    120,561
    Trustpower, Ltd.                                              4,827     16,441
    Vector, Ltd.                                                 23,021     54,271
    Warehouse Group, Ltd. (The)                                   5,475     10,532
*   Xero, Ltd.                                                    4,066     56,441
#   Z Energy, Ltd.                                               12,078     64,491
                                                                        ----------
TOTAL NEW ZEALAND                                                        1,922,769
                                                                        ----------
NORWAY -- (1.1%)
    ABG Sundal Collier Holding ASA                               24,317     15,369
    AF Gruppen ASA                                                1,653     30,561
#*  Akastor ASA                                                   9,797     17,549
    Aker ASA Class A                                                563     23,346
    Aker BP ASA                                                   4,435     80,697
*   Aker Solutions ASA                                            9,700     52,305

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
NORWAY -- (Continued)
    American Shipping Co. ASA                                      2,165 $    8,003
#   Atea ASA                                                       6,319     61,498
    Austevoll Seafood ASA                                          9,102     84,187
#*  Axactor AB                                                    88,387     27,977
    Bakkafrost P/F                                                 2,040     78,406
    Bonheur ASA                                                    1,685     16,962
    Borregaard ASA                                                 6,733     74,103
    BW LPG, Ltd.                                                   6,413     32,699
*   BW Offshore, Ltd.                                             10,521     30,704
#*  DNO ASA                                                       49,587     51,900
    Ekornes ASA                                                    1,600     22,135
    Entra ASA                                                      2,734     29,488
#*  Fred Olsen Energy ASA                                          3,343      7,204
#   Frontline, Ltd.                                                4,352     30,085
    Grieg Seafood ASA                                              6,613     55,497
*   Hexagon Composites ASA                                         6,540     21,915
    Hoegh LNG Holdings, Ltd.                                       4,064     45,199
*   Kongsberg Automotive ASA                                      47,061     33,264
    Kongsberg Gruppen ASA                                          1,710     28,222
*   Kvaerner ASA                                                  10,879     14,323
#*  Nordic Semiconductor ASA                                      15,677     66,051
*   Norske Skogindustrier ASA                                      7,000      2,334
#*  Norwegian Air Shuttle ASA                                      1,507     49,196
    Ocean Yield ASA                                                3,609     27,359
*   Odfjell SE Class A                                             1,000      3,962
    Olav Thon Eiendomsselskap ASA                                  1,471     28,198
    Opera Software ASA                                             6,271     28,196
#*  Petroleum Geo-Services ASA                                    26,137     86,861
*   Prosafe SE                                                       573      2,380
    Protector Forsikring ASA                                       4,456     39,728
#*  REC Silicon ASA                                              140,159     21,937
    Scatec Solar ASA                                               5,129     23,013
#*  Seadrill, Ltd.                                                17,195     33,690
*   Sevan Marine ASA                                               1,337      2,581
*   Solstad Offshore ASA                                           1,000      1,316
    SpareBank 1 SMN                                                8,057     67,416
    SpareBank 1 SR-Bank ASA                                        8,340     62,009
    Stolt-Nielsen, Ltd.                                            1,022     15,438
*   Storebrand ASA                                                 7,574     46,184
    TGS Nopec Geophysical Co. ASA                                  5,791    139,039
    Tomra Systems ASA                                              9,922    108,588
*   Treasure ASA                                                   1,741      3,637
    Veidekke ASA                                                   6,593     97,982
*   Wilh Wilhelmsen ASA                                            1,741      8,542
    Wilh Wilhelmsen Holding ASA Class A                            1,434     39,064
    XXL ASA                                                        5,889     67,854
                                                                         ----------
TOTAL NORWAY                                                              2,046,153
                                                                         ----------
PORTUGAL -- (0.3%)
    Altri SGPS SA                                                  7,954     34,887
*   Banco BPI SA                                                  40,060     49,067
#*  Banco Comercial Portugues SA Class R                          16,865      2,860
    CTT-Correios de Portugal SA                                    4,149     23,145

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
PORTUGAL -- (Continued)
    Mota-Engil SGPS SA                                             8,817 $ 15,332
    Navigator Co. SA (The)                                        26,345   95,950
    NOS SGPS SA                                                   13,746   77,400
#   REN--Redes Energeticas Nacionais SGPS SA                      23,089   63,600
    Semapa-Sociedade de Investimento e Gestao                      3,410   48,415
    Sonae SGPS SA                                                 90,983   78,315
                                                                         --------
TOTAL PORTUGAL                                                            488,971
                                                                         --------
SINGAPORE -- (1.3%)
    Accordia Golf Trust                                           26,400   12,559
    Ascendas India Trust                                          45,600   33,893
*   Banyan Tree Holdings, Ltd.                                     7,000    2,501
*   Boustead Projects, Ltd.                                        6,600    3,431
    Boustead Singapore, Ltd.                                      22,000   12,598
    Bukit Sembawang Estates, Ltd.                                 14,900   51,852
    Bund Center Investment, Ltd.                                  27,000   14,001
    China Aviation Oil Singapore Corp., Ltd.                       9,600   10,330
    Chip Eng Seng Corp., Ltd.                                     45,000   21,179
    Chuan Hup Holdings, Ltd.                                      87,000   14,857
    ComfortDelGro Corp., Ltd.                                     51,100   87,442
#*  COSCO Corp. Singapore, Ltd.                                   76,000   15,099
*   Creative Technology, Ltd.                                      2,650    1,776
    CSE Global, Ltd.                                              40,000   13,026
    CWT, Ltd.                                                     12,000   17,004
    Del Monte Pacific, Ltd.                                       72,000   17,201
    Delfi, Ltd.                                                   20,200   32,091
*   Ezion Holdings, Ltd.                                         103,220   30,158
#*  Ezra Holdings, Ltd.                                          234,044    7,954
*   Falcon Energy Group, Ltd.                                     21,000    2,120
    Far East Orchard, Ltd.                                        11,239   11,764
    First Resources, Ltd.                                         28,300   38,622
    Fragrance Group, Ltd.                                         82,000   10,189
    Frasers Centrepoint, Ltd.                                      9,000   10,065
    GK Goh Holdings, Ltd.                                         17,813   10,556
    GL, Ltd.                                                      53,000   29,540
*   Global Premium Hotels, Ltd.                                    6,560    1,386
    Golden Agri-Resources, Ltd.                                  361,300  108,677
    GuocoLand, Ltd.                                                5,000    6,510
*   Halcyon Agri Corp., Ltd.                                      25,666   12,819
    Haw Par Corp., Ltd.                                            8,000   54,555
    Hi-P International, Ltd.                                      23,000    8,203
    Ho Bee Land, Ltd.                                             14,000   22,107
    Hong Fok Corp., Ltd.                                          54,120   25,468
    Hong Leong Asia, Ltd.                                          8,000    5,119
    Hotel Grand Central, Ltd.                                     39,135   38,606
    Hutchison Port Holdings Trust                                193,500   82,300
    Hwa Hong Corp., Ltd.                                          59,000   12,767
    Hyflux, Ltd.                                                  27,500   10,134
    Indofood Agri Resources, Ltd.                                 28,000   10,648
    k1 Ventures, Ltd.                                             24,000   15,152
    Keppel Infrastructure Trust                                  176,474   61,982
    M1, Ltd.                                                      30,000   42,753
    Mandarin Oriental International, Ltd.                         13,800   17,264

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
SINGAPORE -- (Continued)
    Metro Holdings, Ltd.                                          49,200 $   37,012
    Midas Holdings, Ltd.                                         114,000     18,579
*   Nam Cheong, Ltd.                                              67,000      2,671
*   Noble Group, Ltd.                                            752,500     91,008
    Olam International, Ltd.                                       9,600     13,527
    OUE, Ltd.                                                     23,000     29,859
    Oxley Holdings, Ltd.                                          57,000     18,835
*   Raffles Education Corp., Ltd.                                 49,200      6,764
    Raffles Medical Group, Ltd.                                   64,363     67,751
    RHT Health Trust                                              54,900     35,808
    Rotary Engineering, Ltd.                                      17,000      4,461
    SATS, Ltd.                                                    29,400    110,174
    SBS Transit, Ltd.                                             15,800     24,633
    SembCorp Industries, Ltd.                                     36,100     80,622
    SembCorp Marine, Ltd.                                         39,100     41,370
    Sheng Siong Group, Ltd.                                       37,000     24,426
    SIA Engineering Co., Ltd.                                     18,900     46,714
*   SIIC Environment Holdings, Ltd.                               58,600     24,362
    Sinarmas Land, Ltd.                                          108,000     34,407
    Singapore Post, Ltd.                                          68,500     71,416
    Stamford Land Corp., Ltd.                                     21,000      7,603
    StarHub, Ltd.                                                 36,400     76,638
    Super Group, Ltd.                                             46,000     42,081
*   Swiber Holdings, Ltd.                                         17,249      1,001
*   Tat Hong Holdings, Ltd.                                       35,000      8,960
    Tuan Sing Holdings, Ltd.                                      44,628      9,503
    United Engineers, Ltd.                                        34,000     68,267
    United Industrial Corp., Ltd.                                  6,600     13,256
    UOB-Kay Hian Holdings, Ltd.                                   32,422     29,266
    UOL Group, Ltd.                                               20,300     91,940
    Venture Corp., Ltd.                                           17,800    128,767
    Wheelock Properties Singapore, Ltd.                           20,000     23,156
    Wing Tai Holdings, Ltd.                                       28,770     35,476
    Yeo Hiap Seng, Ltd.                                            2,482      2,463
*   Yongnam Holdings, Ltd.                                        26,250      3,662
                                                                         ----------
TOTAL SINGAPORE                                                           2,374,696
                                                                         ----------
SPAIN -- (2.0%)
    Acciona SA                                                     2,343    181,766
    Acerinox SA                                                   11,538    158,667
    Adveo Group International SA                                     770      3,177
    Almirall SA                                                    4,299     69,298
*   Amper SA                                                      37,220     10,444
    Applus Services SA                                             8,947    102,265
    Atresmedia Corp. de Medios de Comunicacion SA                  4,815     54,797
    Azkoyen SA                                                     2,184     18,514
    Banco Popular Espanol SA                                      12,701     13,152
*   Baron de Ley                                                      67      7,918
    Bolsas y Mercados Espanoles SHMSF SA                           4,992    157,596
    Cellnex Telecom SA                                            10,440    148,663
*   Cementos Portland Valderrivas SA                               1,167      7,512
    Cia de Distribucion Integral Logista Holdings SA               2,654     64,152
    Cie Automotive SA                                              3,637     67,665

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
SPAIN -- (Continued)
    Construcciones y Auxiliar de Ferrocarriles SA                 1,520 $   61,724
    Distribuidora Internacional de Alimentacion SA               35,836    189,672
#*  Duro Felguera SA                                              7,718      9,929
    Ebro Foods SA                                                 6,598    136,172
    Elecnor SA                                                    3,373     33,828
    Ence Energia y Celulosa SA                                   11,122     29,687
*   Ercros SA                                                    12,127     28,490
    Euskaltel SA                                                  5,552     51,255
    Faes Farma SA                                                25,383     94,116
    Fluidra SA                                                    3,416     16,111
    Gamesa Corp. Tecnologica SA                                  15,484    325,605
    Grupo Catalana Occidente SA                                   3,836    125,053
*   Grupo Ezentis SA                                              6,877      4,007
    Iberpapel Gestion SA                                            955     26,719
*   Indra Sistemas SA                                             9,239    101,774
    Inmobiliaria Colonial SA                                     15,525    114,119
*   Liberbank SA                                                 37,803     41,961
    Mediaset Espana Comunicacion SA                              11,178    136,813
    Melia Hotels International SA                                 7,047     90,624
    Miquel y Costas & Miquel SA                                   1,295     34,347
*   NH Hotel Group SA                                            18,823     83,296
#   Obrascon Huarte Lain SA                                       9,477     32,189
    Papeles y Cartones de Europa SA                               3,107     18,756
*   Pescanova SA                                                  1,077         --
*   Pharma Mar SA                                                15,603     50,984
*   Promotora de Informaciones SA Class A                         3,874     21,973
    Prosegur Cia de Seguridad SA                                 17,048    107,438
*   Realia Business SA                                            6,280      6,124
*   Sacyr SA                                                     34,525     89,911
    Saeta Yield SA                                                3,428     30,575
*   Talgo SA                                                      2,189     10,993
    Tecnicas Reunidas SA                                          3,093    122,812
    Tubacex SA                                                   12,839     40,156
*   Tubos Reunidos SA                                             8,287      8,241
    Vidrala SA                                                    1,515     82,221
    Viscofan SA                                                   2,819    143,352
    Zardoya Otis SA                                               8,549     72,161
                                                                        ----------
TOTAL SPAIN                                                              3,638,774
                                                                        ----------
SWEDEN -- (3.0%)
    AAK AB                                                        1,800    119,535
    Acando AB                                                     4,255     14,296
*   AddLife AB                                                    1,561     25,864
    AddTech AB Class B                                            4,997     86,311
    AF AB Class B                                                 5,364    107,128
#   Atrium Ljungberg AB Class B                                   3,302     51,334
    Avanza Bank Holding AB                                        1,713     78,449
    B&B Tools AB Class B                                          2,500     57,273
    Beijer Alma AB                                                1,700     47,626
    Beijer Ref AB                                                 2,402     58,203
    Betsson AB                                                   10,044     86,459
    Bilia AB Class A                                              4,130     99,229
    BillerudKorsnas AB                                            5,402     89,998

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
SWEDEN -- (Continued)
    BioGaia AB Class B                                            1,689 $ 61,162
*   Bonava AB Class B                                             3,899   60,030
    Bure Equity AB                                                4,075   45,986
#   Byggmax Group AB                                              4,912   33,314
    Castellum AB                                                 14,311  197,144
    Catena AB                                                     1,487   22,563
    Clas Ohlson AB Class B                                        2,530   39,915
    Cloetta AB Class B                                           22,873   77,144
    Com Hem Holding AB                                            5,777   60,610
    Concentric AB                                                 3,360   45,228
#   Dios Fastigheter AB(B1323T9)                                  3,244   16,153
*   Dios Fastigheter AB(BDRJYQ4)                                  2,592   12,890
    Duni AB                                                       3,495   49,987
    Dustin Group AB                                               2,156   16,308
    Elekta AB Class B                                             6,298   56,982
    Eltel AB                                                        849    4,801
    Fabege AB                                                     9,193  156,539
#   Fagerhult AB                                                  1,699   54,802
*   Fastighets AB Balder Class B                                  1,219   24,950
    Fenix Outdoor International AG                                  713   59,777
    Granges AB                                                    6,545   72,656
    Gunnebo AB                                                    3,000   14,288
    Haldex AB                                                     3,360   45,712
    Hemfosa Fastigheter AB                                       10,199   94,358
    Hexpol AB                                                     8,683   84,096
    HIQ International AB                                          4,214   30,633
#   Hoist Finance AB                                              2,266   21,874
    Holmen AB Class B                                             4,045  148,000
    Hufvudstaden AB Class A                                       5,162   82,249
    Indutrade AB                                                  6,751  136,997
#   Intrum Justitia AB                                            4,262  143,484
    Inwido AB                                                     4,661   50,157
    ITAB Shop Concept AB Class B                                  1,515   14,564
    JM AB                                                         4,990  150,473
    KappAhl AB                                                    6,122   36,626
    Kindred Group P.L.C.                                         14,128  119,222
    Klovern AB Class B                                           27,646   29,113
    Kungsleden AB                                                11,062   71,276
    Lagercrantz Group AB Class B                                  7,500   68,368
    Lifco AB Class B                                              1,093   31,254
    Lindab International AB                                       6,073   52,789
    Loomis AB Class B                                             3,503  102,525
#*  Medivir AB Class B                                            1,986   19,830
#   Mekonomen AB                                                  1,956   41,813
    Modern Times Group MTG AB Class B                             4,244  130,809
    Mycronic AB                                                   8,284   94,471
    NCC AB Class B                                                4,793  117,881
*   Net Insight AB Class B                                       11,409   10,823
    NetEnt AB                                                    11,712   93,970
    New Wave Group AB Class B                                     2,000   12,455
    Nobia AB                                                      8,067   72,533
    Nobina AB                                                     5,280   32,657
    Nolato AB Class B                                             2,054   60,866

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
SWEDEN -- (Continued)
    Oriflame Holding AG                                           2,508 $   76,128
    Pandox AB                                                       912     14,606
    Peab AB                                                      11,220     91,925
    Probi AB                                                        115      6,852
*   Qliro Group AB                                                3,088      3,854
    Ratos AB Class B                                             18,033     97,240
    RaySearch Laboratories AB                                     1,416     29,593
#   Recipharm AB Class B                                          2,773     39,535
    Rezidor Hotel Group AB                                        7,735     31,287
    Saab AB Class B                                               1,396     57,010
    Sagax AB Class B                                              4,140     37,751
#*  SAS AB                                                        7,999     12,954
    Scandi Standard AB                                            1,760     11,272
    Sectra AB Class B                                             1,190     20,815
    SkiStar AB                                                    1,500     26,417
#*  SSAB AB Class A(B17H0S8)                                     16,356     67,230
#*  SSAB AB Class A(BPRBWK4)                                      3,811     15,676
*   SSAB AB Class B(B17H3F6)                                     38,986    131,415
*   SSAB AB Class B(BPRBWM6)                                     21,565     72,681
    Sweco AB Class B                                              4,633    102,255
    Systemair AB                                                    733     10,604
    Thule Group AB (The)                                          5,232     84,879
    Vitrolife AB                                                  1,018     47,304
    Wallenstam AB Class B                                        11,522     90,428
    Wihlborgs Fastigheter AB                                      4,598     87,769
                                                                        ----------
TOTAL SWEDEN                                                             5,574,292
                                                                        ----------
SWITZERLAND -- (4.4%)
    Allreal Holding AG                                              904    137,300
    ALSO Holding AG                                                 510     50,792
#   ams AG                                                        4,508    155,298
    APG SGA SA                                                       86     39,138
*   Arbonia AG                                                    2,652     45,709
    Aryzta AG                                                     4,675    128,773
#   Ascom Holding AG                                              3,915     65,636
    Autoneum Holding AG                                             308     80,547
    Bachem Holding AG Class B                                       343     37,877
    Baloise Holding AG                                            1,352    174,087
    Bank Coop AG                                                    580     25,370
    Banque Cantonale de Geneve                                       85     25,438
    Banque Cantonale Vaudoise                                       150    102,466
    Belimo Holding AG                                                33    106,066
    Bell AG                                                         140     58,957
    Bellevue Group AG                                               382      6,645
#   Berner Kantonalbank AG                                          278     51,300
    BKW AG                                                        1,235     62,382
    Bobst Group SA                                                  800     58,414
    Bossard Holding AG Class A                                      359     59,778
    Bucher Industries AG                                            430    116,702
#   Burckhardt Compression Holding AG                               171     50,472
    Burkhalter Holding AG                                           185     26,110
    Cembra Money Bank AG                                          2,017    152,292
    Cie Financiere Tradition SA                                      66      5,370

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
SWITZERLAND -- (Continued)
    Clariant AG                                                  15,144 $283,817
    Coltene Holding AG                                              250   19,515
    Conzzeta AG                                                      84   67,391
    Daetwyler Holding AG                                            502   76,582
    DKSH Holding AG                                               1,553  114,820
    dormakaba Holding AG                                            194  150,628
    EFG International AG                                          7,842   47,603
    Emmi AG                                                         195  122,246
    Energiedienst Holding AG                                      1,000   26,165
    Flughafen Zuerich AG                                          1,310  257,624
    Forbo Holding AG                                                139  191,687
    GAM Holding AG                                               11,069  112,947
    Georg Fischer AG                                                269  221,692
    Gurit Holding AG                                                 25   19,372
    Helvetia Holding AG                                             478  270,487
    Hiag Immobilien Holding AG                                      390   41,514
#   HOCHDORF Holding AG                                              77   23,640
    Huber & Suhner AG                                             1,285   80,051
    Implenia AG                                                   1,185   88,705
    Inficon Holding AG                                              149   62,953
    Interroll Holding AG                                             59   69,231
    Intershop Holding AG                                             77   38,984
    IWG P.L.C.                                                   40,642  128,036
    Jungfraubahn Holding AG                                         263   25,735
    Kardex AG                                                       792   79,438
    Komax Holding AG                                                318   83,430
    Kudelski SA                                                   4,680   85,740
    LEM Holding SA                                                   41   38,315
    Liechtensteinische Landesbank AG                                783   35,456
    Logitech International SA                                    10,282  294,475
    Luzerner Kantonalbank AG                                        219   90,686
    MCH Group AG                                                     12      862
    Metall Zug AG Class B                                            19   68,285
*   Meyer Burger Technology AG                                    5,000    4,010
    Mobilezone Holding AG                                         2,585   38,087
    Mobimo Holding AG                                               590  154,490
    OC Oerlikon Corp. AG                                         12,397  140,639
*   Orascom Development Holding AG                                  935    4,728
    Orior AG                                                        485   39,300
    Panalpina Welttransport Holding AG                              762   94,220
    Phoenix Mecano AG                                                50   25,228
    Plazza AG                                                        84   18,919
    PSP Swiss Property AG                                         2,405  216,402
    Rieter Holding AG                                               282   53,530
    Romande Energie Holding SA                                       27   34,347
*   Schmolz + Bickenbach AG                                      47,389   31,677
    Schweiter Technologies AG                                        84   94,725
    SFS Group AG                                                  1,070   94,127
    Siegfried Holding AG                                            420   91,450
    St Galler Kantonalbank AG                                       198   80,154
    Straumann Holding AG                                            274  110,577
    Sulzer AG                                                     1,065  120,535
    Sunrise Communications Group AG                               1,815  123,033

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
SWITZERLAND -- (Continued)
    Swiss Prime Site AG                                            2,451 $  204,176
    Swissquote Group Holding SA                                      538     13,185
    Tamedia AG                                                       249     37,313
    Tecan Group AG                                                   861    135,016
    Temenos Group AG                                               3,300    239,954
    u-blox Holding AG                                                460     83,044
    Valiant Holding AG                                             1,374    146,077
    Valora Holding AG                                                265     88,702
    Vaudoise Assurances Holding SA                                    75     37,289
    Vetropack Holding AG                                              17     32,040
*   Von Roll Holding AG                                            1,435        861
    Vontobel Holding AG                                            1,933    108,233
    VP Bank AG                                                       130     14,226
    VZ Holding AG                                                    198     59,629
    Walliser Kantonalbank                                            399     31,131
    Warteck Invest AG                                                  8     14,924
    Ypsomed Holding AG                                               227     42,072
*   Zehnder Group AG                                                 620     20,719
    Zug Estates Holding AG Class B                                    12     20,172
    Zuger Kantonalbank AG                                             11     57,279
                                                                         ----------
TOTAL SWITZERLAND                                                         8,097,251
                                                                         ----------
UNITED KINGDOM -- (15.8%)
    4imprint Group P.L.C.                                          1,877     39,303
    888 Holdings P.L.C.                                           11,036     31,159
    A.G. Barr P.L.C.                                               6,780     42,897
    AA P.L.C.                                                     38,278    117,743
    Aberdeen Asset Management P.L.C.                              49,216    162,878
    Acacia Mining P.L.C.                                          12,404     67,265
*   Afren P.L.C.                                                  57,931         --
    Aggreko P.L.C.                                                10,434    132,588
*   Aldermore Group P.L.C.                                         8,607     23,712
    Amec Foster Wheeler P.L.C.                                    60,935    340,690
    Anglo Pacific Group P.L.C.                                    11,773     19,567
    Anglo-Eastern Plantations P.L.C.                                 186      1,676
    Arrow Global Group P.L.C.                                     12,003     46,870
    Ashmore Group P.L.C.                                          29,843    116,762
    Auto Trader Group P.L.C.                                      20,907    105,593
    AVEVA Group P.L.C.                                             1,910     45,926
    Avon Rubber P.L.C.                                             3,151     40,815
    B&M European Value Retail SA                                  39,895    151,154
    Balfour Beatty P.L.C.                                         84,609    276,110
    BBA Aviation P.L.C.                                           67,499    238,063
    Beazley P.L.C.                                                34,508    176,529
    Bellway P.L.C.                                                18,253    572,098
    Berendsen P.L.C.                                              11,728    123,146
    BGEO Group P.L.C.                                              2,711    100,932
    Bloomsbury Publishing P.L.C.                                   3,174      6,761
    Bodycote P.L.C.                                               15,918    133,943
    Booker Group P.L.C.                                          106,110    272,464
    Bovis Homes Group P.L.C.                                      17,539    182,559
    Brammer P.L.C.                                                10,209     21,140
    Brewin Dolphin Holdings P.L.C.                                32,068    126,389

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
UNITED KINGDOM -- (Continued)
    Britvic P.L.C.                                                17,591 $138,680
*   BTG P.L.C.                                                    33,508  225,781
*   Cairn Energy P.L.C.                                           56,086  160,601
*   Cambian Group P.L.C.                                           1,788    3,375
    Cape P.L.C.                                                    6,374   14,480
    Capital & Counties Properties P.L.C.                          48,468  166,280
    Card Factory P.L.C.                                           13,176   41,414
    Carillion P.L.C.                                              62,226  169,172
    Castings P.L.C.                                                4,744   27,161
    Centamin P.L.C.                                               92,292  182,496
*   Chemring Group P.L.C.                                         21,443   51,818
    Chesnara P.L.C.                                               11,741   53,202
    Cineworld Group P.L.C.                                        17,346  134,250
*   Circassia Pharmaceuticals P.L.C.                              12,752   14,418
#   Clarkson P.L.C.                                                1,711   50,519
    Close Brothers Group P.L.C.                                   17,291  316,230
*   CLS Holdings P.L.C.                                            1,068   21,491
    Cobham P.L.C.                                                 91,657  156,842
    Communisis P.L.C.                                              4,956    2,865
    Computacenter P.L.C.                                           5,283   52,745
    Connect Group P.L.C.                                          19,192   33,335
    Consort Medical P.L.C.                                         4,325   52,992
    Costain Group P.L.C.                                           4,524   21,147
    Countrywide P.L.C.                                             6,154   13,646
    Cranswick P.L.C.                                               6,423  187,287
    Crest Nicholson Holdings P.L.C.                               15,351   98,086
*   CYBG P.L.C.                                                    5,869   19,861
    Daejan Holdings P.L.C.                                           745   59,396
    Daily Mail & General Trust P.L.C. Class A                     39,054  341,079
    Dairy Crest Group P.L.C.                                      16,175  121,155
    De La Rue P.L.C.                                               9,274   68,941
    Debenhams P.L.C.                                             107,504   71,175
    Dechra Pharmaceuticals P.L.C.                                  8,221  150,794
    Devro P.L.C.                                                  20,658   42,880
*   Dialight P.L.C.                                                1,573   17,436
    Dignity P.L.C.                                                 4,062  125,066
    Diploma P.L.C.                                                15,966  204,050
    Domino's Pizza Group P.L.C.                                   31,038  141,786
    Drax Group P.L.C.                                             39,332  183,676
    DS Smith P.L.C.                                               75,229  420,523
    Dunelm Group P.L.C.                                            3,275   28,070
    E2V Technologies P.L.C.                                        8,031   27,397
    Electrocomponents P.L.C.                                      69,466  424,836
    Elementis P.L.C.                                              52,332  176,921
*   EnQuest P.L.C.                                                97,519   55,420
*   Enterprise Inns P.L.C.                                        42,171   70,304
    Equiniti Group P.L.C.                                          8,431   19,873
    Essentra P.L.C.                                               14,785   76,340
    esure Group P.L.C.                                            19,941   50,510
    Euromoney Institutional Investor P.L.C.                        5,411   76,225
*   Evraz P.L.C.                                                  23,503   66,108
    FDM Group Holdings P.L.C.                                      1,057    7,957
    Fenner P.L.C.                                                 23,988   94,905

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
UNITED KINGDOM -- (Continued)
*   Ferrexpo P.L.C.                                               14,004 $ 26,843
    Fidessa Group P.L.C.                                           3,758  109,120
*   Findel P.L.C.                                                  2,049    5,495
*   Firstgroup P.L.C.                                             97,379  127,689
*   Flybe Group P.L.C.                                             9,733    5,357
    Foxtons Group P.L.C.                                          12,557   15,366
    Fuller Smith & Turner P.L.C. Class A                           3,070   39,042
*   Future P.L.C.                                                 13,448    2,093
    Galliford Try P.L.C.                                           6,258  106,538
    Games Workshop Group P.L.C.                                      510    5,297
    Gem Diamonds, Ltd.                                             5,200    8,005
    Genus P.L.C.                                                   7,654  165,279
    Go-Ahead Group P.L.C.                                          6,159  174,389
*   Gocompare.Com Group P.L.C.                                    19,941   21,386
    Grafton Group P.L.C.                                          15,253  112,452
    Grainger P.L.C.                                               38,356  114,997
    Greencore Group P.L.C.                                       103,910  309,325
    Greene King P.L.C.                                            24,689  212,140
    Greggs P.L.C.                                                  4,959   60,847
    GVC Holdings P.L.C.                                           19,023  145,179
    Halfords Group P.L.C.                                         14,519   66,279
    Halma P.L.C.                                                  34,384  400,602
    Hays P.L.C.                                                  197,823  380,659
    Headlam Group P.L.C.                                           9,124   62,392
    Helical P.L.C.                                                 9,778   36,215
    Henderson Group P.L.C.                                        72,990  201,461
    Henry Boot P.L.C.                                              3,595    9,363
    Hill & Smith Holdings P.L.C.                                   9,715  147,356
    Hilton Food Group P.L.C.                                       4,302   36,129
    Hiscox, Ltd.                                                  18,950  245,223
    Hochschild Mining P.L.C.                                      22,160   69,064
    HomeServe P.L.C.                                              15,375  115,887
    Howden Joinery Group P.L.C.                                   93,320  444,568
    Hunting P.L.C.                                                19,530  137,137
    Huntsworth P.L.C.                                              6,947    3,402
    IG Group Holdings P.L.C.                                      21,847  146,866
*   Imagination Technologies Group P.L.C.                          7,452   22,382
    IMI P.L.C.                                                     4,833   71,114
    Inchcape P.L.C.                                               29,062  263,034
    Indivior P.L.C.                                               46,178  172,448
    Inmarsat P.L.C.                                                5,181   39,696
    Intermediate Capital Group P.L.C.                             15,943  139,203
*   International Ferro Metals, Ltd.                               5,038       11
    International Personal Finance P.L.C.                         19,163   42,193
    Interserve P.L.C.                                             15,360   62,544
*   IP Group P.L.C.                                               30,107   72,901
    ITE Group P.L.C.                                              26,658   52,489
    J D Wetherspoon P.L.C.                                        11,856  139,928
*   Jackpotjoy P.L.C.                                              6,049   46,038
    James Fisher & Sons P.L.C.                                     6,073  116,281
    Jardine Lloyd Thompson Group P.L.C.                           19,864  257,779
    JD Sports Fashion P.L.C.                                      12,605   55,209
    John Laing Group P.L.C.                                        1,590    5,282

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
UNITED KINGDOM -- (Continued)
    John Menzies P.L.C.                                            9,679 $ 72,752
    John Wood Group P.L.C.                                        26,138  276,512
    JRP Group P.L.C.                                               8,784   16,153
    Jupiter Fund Management P.L.C.                                28,851  146,280
*   KAZ Minerals P.L.C.                                           22,228  131,892
    KCOM Group P.L.C.                                             62,515   70,384
    Keller Group P.L.C.                                            7,090   72,622
    Kier Group P.L.C.                                             14,947  259,969
    Ladbrokes Coral Group P.L.C                                   55,207   83,120
    Laird P.L.C.                                                  22,549   47,103
*   Lamprell P.L.C.                                               23,029   26,539
    Lancashire Holdings, Ltd.                                     16,003  136,646
    Lavendon Group P.L.C.                                         13,556   45,950
*   Lonmin P.L.C.                                                 19,216   30,873
    Lookers P.L.C.                                                23,097   36,322
    Low & Bonar P.L.C.                                            24,496   21,427
    LSL Property Services P.L.C.                                   4,553   11,735
    Macfarlane Group P.L.C.                                        6,000    4,643
    Man Group P.L.C.                                             121,260  203,620
    Management Consulting Group P.L.C.                            25,424    1,918
    Marshalls P.L.C.                                              15,859   57,836
    Marston's P.L.C.                                              52,996   88,040
    McBride P.L.C.                                                18,210   37,211
    McColl's Retail Group P.L.C.                                     626    1,411
    Mears Group P.L.C.                                            11,461   73,179
    Meggitt P.L.C.                                                10,794   56,927
    Melrose Industries P.L.C.                                    126,503  311,447
    Micro Focus International P.L.C.                               1,142   30,891
    Millennium & Copthorne Hotels P.L.C.                          13,541   73,685
    Mitchells & Butlers P.L.C.                                    20,946   70,377
#   Mitie Group P.L.C.                                            43,453  109,943
    Moneysupermarket.com Group P.L.C.                             28,409  117,981
    Morgan Advanced Materials P.L.C.                              38,489  146,226
    Morgan Sindall Group P.L.C.                                    2,559   26,364
*   Mothercare P.L.C.                                              6,281    8,978
    N Brown Group P.L.C.                                          12,078   33,323
    National Express Group P.L.C.                                 55,027  234,727
    NCC Group P.L.C.                                              13,259   30,906
*   New World Resources P.L.C. Class A                             1,390        1
    NEX Group P.L.C.                                              19,596  141,624
    Northgate P.L.C.                                              12,846   82,186
    Novae Group P.L.C.                                             5,019   39,707
*   Ocado Group P.L.C.                                            17,401   54,639
    OneSavings Bank P.L.C.                                         9,494   40,517
*   Ophir Energy P.L.C.                                           80,346   95,073
    Oxford Instruments P.L.C.                                      4,836   43,142
    Pagegroup P.L.C.                                              16,361   89,117
    Paragon Group of Cos. P.L.C. (The)                            15,778   80,346
    PayPoint P.L.C.                                                3,824   46,421
*   Paysafe Group P.L.C.                                          33,758  162,721
    Pendragon P.L.C.                                             128,518   56,367
    Pennon Group P.L.C.                                           28,152  281,461
*   Petra Diamonds, Ltd.                                          73,266  139,881

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
UNITED KINGDOM -- (Continued)
    Petrofac, Ltd.                                                 8,426 $ 97,566
*   Petropavlovsk P.L.C.                                         187,340   15,978
    Pets at Home Group P.L.C.                                     24,581   61,857
    Phoenix Group Holdings                                        17,451  165,669
    Photo-Me International P.L.C.                                 24,662   47,799
    Playtech P.L.C.                                               15,534  162,312
    Polypipe Group P.L.C.                                         12,946   55,118
    Porvair P.L.C.                                                 1,772   10,058
*   Premier Foods P.L.C.                                          58,728   29,389
*   Premier Oil P.L.C.                                            47,354   50,278
*   Punch Taverns P.L.C.                                           2,054    4,851
*   PureTech Health P.L.C.                                         6,937   10,544
    PZ Cussons P.L.C.                                             19,655   75,399
    QinetiQ Group P.L.C.                                          35,800  119,072
    Rank Group P.L.C.                                              8,059   20,200
    Rathbone Brothers P.L.C.                                       5,057  132,396
*   Raven Russia, Ltd.                                            13,465    8,072
    Redrow P.L.C.                                                 21,046  117,770
    Renishaw P.L.C.                                                4,945  177,460
    Rentokil Initial P.L.C.                                       94,387  271,968
    Restaurant Group P.L.C. (The)                                 21,002   77,645
    Ricardo P.L.C.                                                 3,538   42,569
    Rightmove P.L.C.                                               6,175  312,993
    RM P.L.C.                                                      5,224    9,466
    Robert Walters P.L.C.                                              3       14
    Rotork P.L.C.                                                 85,396  275,107
    RPC Group P.L.C.                                              43,590  588,644
    RPS Group P.L.C.                                              23,564   67,626
    Saga P.L.C.                                                   21,401   49,727
    Savills P.L.C.                                                11,250  109,932
    SDL P.L.C.                                                     6,280   38,695
    Senior P.L.C.                                                 57,313  143,040
*   Sepura P.L.C.                                                  2,544      609
*   Serco Group P.L.C.                                            62,977  114,380
    Servelec Group P.L.C.                                          2,242    8,226
    Severfield P.L.C.                                              6,026    6,086
    Shanks Group P.L.C.                                           88,448  105,491
    SIG P.L.C.                                                    47,128   60,935
    Soco International P.L.C.                                     14,452   27,955
    Spectris P.L.C.                                               17,869  543,734
    Speedy Hire P.L.C.                                            25,705   16,541
    Spirax-Sarco Engineering P.L.C.                                4,752  258,124
    Spire Healthcare Group P.L.C.                                  4,159   16,414
    Spirent Communications P.L.C.                                 70,071   85,960
*   Sports Direct International P.L.C.                             4,590   16,473
    SSP Group P.L.C.                                              18,871   92,815
    St. Ives P.L.C.                                                3,000    2,761
    St. Modwen Properties P.L.C.                                  22,440   89,894
    Stagecoach Group P.L.C.                                       22,281   58,837
    Sthree P.L.C.                                                  8,744   35,191
    Stobart Group, Ltd.                                            7,753   17,488
    Stock Spirits Group P.L.C.                                     8,910   19,859
    SuperGroup P.L.C.                                              3,746   70,789

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- ------------
UNITED KINGDOM -- (Continued)
    Synthomer P.L.C.                                              32,654 $    185,594
    T Clarke P.L.C.                                                3,989        3,651
    TalkTalk Telecom Group P.L.C.                                 32,034       63,171
    Tarsus Group P.L.C.                                            4,955       16,411
    Tate & Lyle P.L.C.                                            46,215      390,626
    Ted Baker P.L.C.                                               3,945      141,239
    Telecom Plus P.L.C.                                            4,485       68,751
*   Thomas Cook Group P.L.C.                                     133,576      146,798
    Topps Tiles P.L.C.                                            10,400       10,907
    TP ICAP P.L.C.                                                37,277      218,049
    Travis Perkins P.L.C.                                          4,641       85,119
    Trifast P.L.C.                                                 4,376       11,351
    Trinity Mirror P.L.C.                                         25,964       34,069
    TT Electronics P.L.C.                                         10,027       18,800
#*  Tullow Oil P.L.C.                                            118,330      440,937
    U & I Group P.L.C.                                            12,900       26,357
    UBM P.L.C.                                                    26,254      233,289
    UDG Healthcare P.L.C.                                         19,119      154,637
    Ultra Electronics Holdings P.L.C.                              7,010      163,150
    UNITE Group P.L.C. (The)                                      30,805      227,381
*   Vectura Group P.L.C.                                          48,154       78,929
    Vedanta Resources P.L.C.                                       8,318      109,925
    Vesuvius P.L.C.                                               18,829      112,186
    Victrex P.L.C.                                                12,157      291,331
    Virgin Money Holdings UK P.L.C.                               16,691       65,509
    Vitec Group P.L.C. (The)                                       2,000       17,146
*   Volex P.L.C.                                                   1,534          878
    Volution Group P.L.C.                                          3,055        6,704
    Weir Group P.L.C. (The)                                       13,984      354,251
    WH Smith P.L.C.                                                7,855      161,490
    William Hill P.L.C.                                           53,746      175,314
    Wilmington P.L.C.                                              6,879       22,309
    Wincanton P.L.C.                                              11,886       36,916
*   Wizz Air Holdings P.L.C.                                         622       13,964
    WS Atkins P.L.C.                                              10,611      195,687
    Xaar P.L.C.                                                   10,372       52,065
    XP Power, Ltd.                                                   132        3,001
    Zoopla Property Group P.L.C.                                  15,077       69,624
                                                                         ------------
TOTAL UNITED KINGDOM                                                       29,042,110
                                                                         ------------
UNITED STATES -- (0.0%)
*   IMAX Corp.                                                     2,695       87,902
                                                                         ------------
TOTAL COMMON STOCKS                                                       169,966,346
                                                                         ------------
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
    Biotest AG                                                     1,086       18,818
    Draegerwerk AG & Co. KGaA                                        662       58,220
    Fuchs Petrolub SE                                              3,680      168,522

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
GERMANY -- (Continued)
    Jungheinrich AG                                                  3,600 $    110,944
    Sartorius AG                                                     1,804      126,976
    Sixt SE                                                          1,265       51,971
    STO SE & Co. KGaA                                                  272       27,732
                                                                           ------------
TOTAL GERMANY                                                                   563,183
                                                                           ------------
TOTAL PREFERRED STOCKS                                                          563,183
                                                                           ------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
*   Intercell AG Rights                                              2,073           --
                                                                           ------------
CANADA -- (0.0%)
*   QLT, Inc. Rights 11/23/17                                        5,800           --
*   QLT, Inc. Rights 11/23/17 Class A                                5,800           --
                                                                           ------------
TOTAL CANADA                                                                         --
                                                                           ------------
HONG KONG -- (0.0%)
*   Mason Financial Holdings, Ltd. Rights 02/01/17               1,055,999        1,905
                                                                           ------------
PORTUGAL -- (0.0%)
#*  Banco Comercial Portugues SA Rights 02/02/17                    16,865       17,041
                                                                           ------------
SINGAPORE -- (0.0%)
*   Tat Hong Holdings, Ltd. Rights 03/02/17                          7,000          149
                                                                           ------------
TOTAL RIGHTS/WARRANTS                                                            19,095
                                                                           ------------
TOTAL INVESTMENT SECURITIES                                                 170,548,624
                                                                           ------------

                                                                             VALUE+
                                                                           ------------
SECURITIES LENDING COLLATERAL -- (7.4%)
(S)@ DFA Short Term Investment Fund                              1,175,195   13,599,352
                                                                           ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $176,070,632)^^                        $184,147,976
                                                                           ============

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------
                                                               LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                                             ----------- ------------ ------- ------------
Common Stocks
   Australia                                                 $    20,983 $ 10,596,956   --    $ 10,617,939
   Austria                                                            --    2,326,712   --       2,326,712
   Belgium                                                            --    2,875,318   --       2,875,318
   Canada                                                     17,653,732           81   --      17,653,813
   China                                                              --       47,091   --          47,091
   Denmark                                                            --    3,121,433   --       3,121,433
   Finland                                                            --    4,686,701   --       4,686,701
   France                                                         75,917    7,957,817   --       8,033,734
   Germany                                                            --    9,919,066   --       9,919,066
   Hong Kong                                                          --    5,465,734   --       5,465,734
   Ireland                                                        10,943    1,005,658   --       1,016,601
   Israel                                                         20,718    1,330,516   --       1,351,234
   Italy                                                         326,642    6,200,830   --       6,527,472
   Japan                                                          42,733   39,554,472   --      39,597,205
   Netherlands                                                        --    3,453,375   --       3,453,375
   New Zealand                                                     8,146    1,914,623   --       1,922,769
   Norway                                                             --    2,046,153   --       2,046,153
   Portugal                                                           --      488,971   --         488,971
   Singapore                                                          --    2,374,696   --       2,374,696
   Spain                                                              --    3,638,774   --       3,638,774
   Sweden                                                         12,890    5,561,402   --       5,574,292
   Switzerland                                                        --    8,097,251   --       8,097,251
   United Kingdom                                                209,048   28,833,062   --      29,042,110
   United States                                                  87,902           --   --          87,902
Preferred Stocks
   Germany                                                            --      563,183   --         563,183
Rights/Warrants
   Hong Kong                                                          --        1,905   --           1,905
   Portugal                                                           --       17,041   --          17,041
   Singapore                                                          --          149   --             149
Securities Lending Collateral                                         --   13,599,352   --      13,599,352
                                                             ----------- ------------   --    ------------
TOTAL                                                        $18,469,654 $165,678,322   --    $184,147,976
                                                             =========== ============   ==    ============

                         VA SHORT-TERM FIXED PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                  FACE
                                                                 AMOUNT
                                                                 (000)    VALUE+
                                                                 ------ ----------
AGENCY OBLIGATIONS -- (3.6%)
Federal Home Loan Bank
    0.875%, 10/01/18                                             $1,300 $1,293,783
    1.750%, 12/14/18                                              3,255  3,283,276
Federal Home Loan Mortgage Corporation
    0.875%, 10/12/18                                                500    497,615
Federal National Mortgage Association
    1.875%, 09/18/18                                              1,000  1,011,528
    1.125%, 10/19/18                                              1,200  1,199,068
    1.125%, 12/14/18                                                500    499,073
                                                                        ----------
TOTAL AGENCY OBLIGATIONS                                                 7,784,343
                                                                        ----------
BONDS -- (82.3%)
African Development Bank
    1.625%, 10/02/18                                                500    501,796
#   1.000%, 11/02/18                                                500    496,440
Alberta, Province of Canada
    1.000%, 06/21/17                                              1,332  1,330,900
ANZ New Zealand International Ltd.
    1.400%, 04/27/17                                                900    900,639
Apple, Inc.
    1.000%, 05/03/18                                              1,400  1,395,339
Apple, Inc. Floating Rate Note
(r) 1.285%, 05/03/18                                                300    300,831
Asian Development Bank
    5.250%, 06/12/17                                              1,500  1,522,636
    0.875%, 04/26/18                                                500    497,642
Australia & New Zealand Banking Group, Ltd.
    1.875%, 10/06/17                                                400    401,461
Bank Nederlandse Gemeenten NV
    0.875%, 02/21/17                                              1,896  1,895,863
    1.375%, 09/27/17                                                250    250,297
##  1.000%, 02/12/18                                                200    199,342
    1.375%, 03/19/18                                                500    500,142
##  1.125%, 05/25/18                                                500    498,256
##  1.000%, 09/20/18                                                500    496,347
Bank of Montreal
    1.400%, 09/11/17                                              1,200  1,201,511
    1.400%, 04/10/18                                                500    499,021
Bank of Montreal Floating Rate Note
(r) 1.273%, 07/14/17                                                300    300,210
(r) 1.411%, 09/01/17                                              1,300  1,302,213
(r) 1.609%, 04/09/18                                              1,000  1,003,602
Bank of Nova Scotia (The)
    1.300%, 07/21/17                                              1,623  1,624,501
    2.050%, 10/30/18                                                200    201,152
Bank of Nova Scotia (The) Floating Rate Note
(r) 1.325%, 04/11/17                                              2,010  2,011,465
(r) 1.423%, 06/11/18                                                414    415,299

                                                                  FACE
                                                                 AMOUNT
                                                                 (000)    VALUE+
                                                                 ------ ----------
Berkshire Hathaway Finance Corp
    1.450%, 03/07/18                                             $2,375 $2,377,807
Berkshire Hathaway Finance Corp. Floating Rate Note
(r) 1.318%, 01/12/18                                              2,000  2,006,078
(r) 1.498%, 03/07/18                                                500    502,786
Caisse des Depots et Consignations
    1.250%, 06/04/18                                              1,000    996,225
Chevron Corp.
    1.344%, 11/09/17                                              4,100  4,105,875
    1.365%, 03/02/18                                                200    199,870
Chevron Corp. Floating Rate Note
(r) 1.411%, 05/16/18                                                497    499,228
Cisco Systems, Inc.
    1.400%, 02/28/18                                              1,400  1,402,162
    1.650%, 06/15/18                                              3,530  3,542,987
Coca-Cola Co. (The)
    0.875%, 10/27/17                                                600    599,823
    1.650%, 11/01/18                                                181    181,670
Commonwealth Bank of Australia
    1.900%, 09/18/17                                              3,000  3,011,898
### 1.375%, 09/06/18                                              1,298  1,289,586
Cooperatieve Rabobank UA
    1.700%, 03/19/18                                                800    800,046
    2.250%, 01/14/19                                              1,000  1,004,954
Development Bank of Japan, Inc.
    5.125%, 02/01/17                                                500    500,000
    5.125%, 02/01/17                                              1,000  1,000,000
    1.500%, 03/13/17                                                500    499,947
Erste Abwicklungsanstalt
    1.000%, 02/27/17                                              2,400  2,399,750
    1.000%, 10/13/17                                              2,000  1,995,456
European Bank for Reconstruction & Development
    1.625%, 11/15/18                                              1,400  1,404,992
European Investment Bank
    5.125%, 05/30/17                                                500    506,750
    1.000%, 08/17/17                                                400    399,755
#   1.125%, 09/15/17                                                500    499,878
    1.000%, 03/15/18                                                500    498,541
    1.125%, 08/15/18                                              1,500  1,494,345
    1.625%, 12/18/18                                                900    902,703
Export Development Canada
    0.750%, 12/15/17                                                750    747,383
    1.500%, 10/03/18                                              1,250  1,252,809
    1.000%, 11/01/18                                                500    496,970
Exxon Mobil Corp.
    1.439%, 03/01/18                                              2,100  2,103,404
Exxon Mobil Corp. Floating Rate Note
(r) 1.537%, 02/28/18                                              2,411  2,427,033
(r) 0.981%, 03/01/18                                                200    200,100

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED


                                                                     FACE
                                                                    AMOUNT
                                                                    (000)    VALUE+
                                                                    ------ ----------
FMS Wertmanagement AoeR
       1.125%, 09/05/17                                             $2,900 $2,899,664
General Electric Co.
       5.250%, 12/06/17                                              2,400  2,480,160
       1.625%, 04/02/18                                                700    701,907
       5.625%, 05/01/18                                              2,197  2,308,788
General Electric Co. Floating Rate Note
(r)    1.533%, 01/14/19                                                255    256,723
Inter-American Development Bank
       1.250%, 01/16/18                                                270    270,424
Inter-American Development Bank Floating Rate Note
(r)    0.813%, 11/26/18                                              1,000    997,450
International Bank for Reconstruction & Development
       1.000%, 10/05/18                                                669    666,546
International Business Machines Corp.
#      5.700%, 09/14/17                                              1,667  1,713,949
Japan Bank for International Cooperation
       1.125%, 07/19/17                                              2,000  1,997,132
Japan Finance Organization for Municipalities
       1.500%, 09/12/17                                              1,000    999,057
Kommunalbanken A.S.
       1.375%, 06/08/17                                                500    500,504
##     1.000%, 03/15/18                                                200    199,306
       1.125%, 05/23/18                                                500    498,259
Kommunekredit
       1.125%, 01/16/18                                              1,500  1,497,900
Kommuninvest I Sverige AB
       1.000%, 04/11/17                                              1,000    999,990
       1.000%, 10/24/17                                              2,000  1,996,726
       1.125%, 10/09/18                                              1,710  1,701,089
       1.000%, 11/13/18                                              1,000    992,067
Kreditanstalt fuer Wiederaufbau
       0.875%, 09/05/17                                              1,000    998,724
       2.375%, 12/22/17                                                200    202,097
       1.000%, 09/07/18                                              3,700  3,678,203
       1.125%, 11/16/18                                                750    746,183
Landeskreditbank Baden-Wuerttemberg Foerderbank
       0.875%, 04/10/17                                              1,400  1,399,653
       1.625%, 04/25/17                                              1,137  1,138,619
Landwirtschaftliche Rentenbank
       0.875%, 09/12/17                                                500    499,334
Merck & Co., Inc. Floating Rate Note
(r)    1.269%, 05/18/18                                              2,070  2,078,932
Microsoft Corp.
       1.300%, 11/03/18                                                749    747,912

                                                                     FACE
                                                                    AMOUNT
                                                                    (000)    VALUE+
                                                                    ------ ----------
Municipality Finance P.L.C.
       1.125%, 04/17/18                                             $1,300 $1,296,366
##     1.250%, 09/10/18                                              1,000    996,603
       1.250%, 09/10/18                                              2,600  2,591,168
National Australia Bank, Ltd.
       1.250%, 03/17/17                                              1,000  1,000,455
       1.300%, 06/30/17                                                394    394,182
       1.875%, 07/23/18                                                465    465,994
National Australia Bank, Ltd. Floating Rate Note
(r)##  1.363%, 03/17/17                                              1,000  1,000,593
#(r)## 1.681%, 07/23/18                                              1,550  1,554,572
Nederlandse Waterschapsbank NV
       1.250%, 01/16/18                                                500    499,757
##     1.500%, 04/16/18                                              1,000  1,001,368
       1.500%, 04/16/18                                              1,000  1,001,368
       0.875%, 07/13/18                                              1,000    992,014
##     1.500%, 01/23/19                                                400    399,232
Nestle Holdings, Inc.
       1.375%, 06/21/17                                              2,008  2,009,301
       1.375%, 07/24/18                                                600    598,868
Nordea Bank AB
##     3.125%, 03/20/17                                                200    200,594
       3.125%, 03/20/17                                              1,570  1,574,663
Nordic Investment Bank
       1.125%, 03/19/18                                              2,000  1,997,258
       0.875%, 09/27/18                                              1,000    992,175
NRW Bank
       1.000%, 05/22/17                                                500    499,959
Oesterreichische Kontrollbank AG
       0.750%, 05/19/17                                              2,000  1,998,472
       1.125%, 05/29/18                                                200    199,331
Ontario, Province of Canada
       1.100%, 10/25/17                                              4,080  4,075,932
       3.150%, 12/15/17                                                404    410,325
       1.200%, 02/14/18                                                500    499,255
       3.000%, 07/16/18                                                500    510,826
       2.000%, 09/27/18                                                200    201,521
Oracle Corp. Floating Rate Note
(r)    1.209%, 07/07/17                                              1,000  1,001,169
Pfizer, Inc.
       1.200%, 06/01/18                                              2,000  1,996,930
Royal Bank of Canada
       1.400%, 10/13/17                                              1,000    999,841
#      1.500%, 01/16/18                                              1,000  1,000,766
       1.500%, 06/07/18                                              1,400  1,397,949
       2.200%, 07/27/18                                              1,000  1,008,682
       1.800%, 07/30/18                                                431    431,924

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED


                                                                     FACE
                                                                    AMOUNT
                                                                    (000)       VALUE+
                                                                  ---------- ------------
Royal Bank of Canada Floating Rate Note
(r)  1.439%, 10/31/18                                             $    1,000 $    999,657
Sanofi
     1.250%, 04/10/18                                                  1,000    1,000,283
Shell International Finance BV
     1.125%, 08/21/17                                                  1,500    1,499,842
     1.250%, 11/10/17                                                  1,900    1,901,058
     1.900%, 08/10/18                                                  1,500    1,508,571
     1.625%, 11/10/18                                                  1,090    1,090,013
State of North Rhine-Westphalia
     1.125%, 11/21/17                                                  2,000    1,998,130
     1.250%, 02/20/18                                                    200      199,652
     1.375%, 07/16/18                                                    500      499,588
Statoil ASA
     3.125%, 08/17/17                                                  1,660    1,677,272
     1.150%, 05/15/18                                                  3,030    3,011,814
     1.950%, 11/08/18                                                    650      652,996
Svensk Exportkredit AB
     5.125%, 03/01/17                                                  1,961    1,967,436
     1.125%, 04/05/18                                                  3,300    3,290,819
Svenska Handelsbanken AB
     2.875%, 04/04/17                                                    600      601,968
     2.500%, 01/25/19                                                    450      455,355
Toronto-Dominion Bank (The)
     1.625%, 03/13/18                                                  3,100    3,106,361
     1.450%, 09/06/18                                                    600      597,662
     2.625%, 09/10/18                                                  1,198    1,214,753
     1.950%, 01/22/19                                                    200      200,539
Toronto-Dominion Bank (The) Floating Rate Note
#(r) 1.589%, 04/30/18                                                    500      501,848
Total Capital International SA
     1.550%, 06/28/17                                                    300      300,418
Total Capital SA
     2.125%, 08/10/18                                                  1,593    1,607,517
Toyota Motor Credit Corp.
     1.750%, 05/22/17                                                  1,000    1,001,869
     1.200%, 04/06/18                                                    373      371,795
     1.700%, 01/09/19                                                    900      902,116
Toyota Motor Credit Corp. Floating Rate Note
(r)  1.385%, 04/06/18                                                  2,111    2,115,290
#(r) 1.482%, 07/13/18                                                  1,500    1,506,076
USAA Capital Corp. Floating Rate Note
##   1.000%, 02/01/19                                                  1,200    1,200,036
Wal-Mart Stores, Inc.
     1.125%, 04/11/18                                                  1,750    1,747,258
Westpac Banking Corp.
#    1.200%, 05/19/17                                                    400      400,270
     1.500%, 12/01/17                                                  1,500    1,501,009
     1.600%, 01/12/18                                                    475      475,494

                                                                     FACE
                                                                    AMOUNT
                                                                    (000)       VALUE+
                                                                  ---------- ------------
     2.250%, 07/30/18                                             $      300 $    302,076
     2.250%, 01/17/19                                                    775      779,513
Westpac Banking Corp. Floating Rate Note
(r)  1.779%, 07/30/18                                                  2,320    2,332,867
(r)  1.660%, 11/23/18                                                    250      251,614
                                                                             ------------
TOTAL BONDS                                                                   178,335,262
                                                                             ------------
U.S. TREASURY OBLIGATIONS -- (6.2%)
U.S. Treasury Notes
     1.250%, 11/15/18                                                  4,300    4,306,549
     1.250%, 11/30/18                                                  2,300    2,303,234
     1.250%, 12/15/18                                                  1,700    1,701,926
#    1.375%, 12/31/18                                                  2,500    2,508,595
     1.125%, 01/15/19                                                  2,600    2,596,040
                                                                             ------------
TOTAL U.S. TREASURY OBLIGATIONS                                                13,416,344
                                                                             ------------
TOTAL INVESTMENT SECURITIES                                                   199,535,949
                                                                             ------------
CERTIFICATES OF DEPOSIT -- (2.1%)
Bank of Montreal
     1.260%, 06/16/17                                                  1,000    1,000,719
Nordea Bank AB
     1.182%, 02/13/17                                                  2,500    2,500,440
     1.369%, 08/18/17                                                  1,000    1,001,521
                                                                             ------------
TOTAL CERTIFICATES OF DEPOSIT                                                   4,502,680
                                                                             ------------
COMMERCIAL PAPER -- (1.0%)
Nordea Bank Finland NY
     1.610%, 05/02/18                                                    300      299,869
PSP Capital, Inc.
##   0.960%, 04/13/17                                                  2,000    1,996,872
                                                                             ------------
TOTAL COMMERCIAL PAPER                                                          2,296,741
                                                                             ------------

                                                                    SHARES
                                                                  ----------
TEMPORARY CASH INVESTMENTS -- (2.6%)
     State Street Institutional U.S. Government Money Market
       Fund, 0.420%                                                5,527,352    5,527,352
                                                                             ------------
SECURITIES LENDING COLLATERAL -- (2.2%)
(S)@ DFA Short Term Investment Fund                                  420,677    4,868,077
                                                                             ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $216,903,573)^^                                                        $216,730,799
                                                                             ============

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------
                                                              LEVEL 1       LEVEL 2    LEVEL 3    TOTAL
                                                             ----------   ------------ ------- ------------
Agency Obligations                                                   --   $  7,784,343   --    $  7,784,343
Bonds                                                                --    178,335,262   --     178,335,262
U.S. Treasury Obligations                                            --     13,416,344   --      13,416,344
Certificates of Deposit                                              --      4,502,680   --       4,502,680
Commercial Paper                                                     --      2,296,741   --       2,296,741
Temporary Cash Investments                                   $5,527,352             --   --       5,527,352
Securities Lending Collateral                                        --      4,868,077   --       4,868,077
                                                             ----------   ------------   --    ------------
TOTAL                                                        $5,527,352   $211,203,447   --    $216,730,799
                                                             ==========   ============   ==    ============

                           VA GLOBAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
BONDS -- (98.6%)
AUSTRALIA -- (8.1%)
Australia & New Zealand Banking Group, Ltd.
    2.250%, 06/13/19                                             $3,838  $ 3,852,753
    2.700%, 11/16/20                                              1,000    1,005,112
Commonwealth Bank of Australia
    2.250%, 03/13/19                                                750      753,991
    2.300%, 09/06/19                                                500      502,327
    2.300%, 03/12/20                                                500      499,126
    2.400%, 11/02/20                                              3,000    2,988,279
##  2.000%, 09/06/21                                              2,000    1,943,056
National Australia Bank, Ltd.
    2.250%, 07/01/19                                                500      501,843
##  2.400%, 12/09/19                                              1,500    1,505,811
    2.625%, 07/23/20                                              3,050    3,073,662
    2.800%, 01/10/22                                              1,000    1,000,491
Westpac Banking Corp.
    2.250%, 01/17/19                                              1,400    1,408,152
    2.300%, 05/26/20                                              2,000    1,989,654
#   2.100%, 05/13/21                                              1,200    1,176,127
                                                                         -----------
TOTAL AUSTRALIA                                                           22,200,384
                                                                         -----------
AUSTRIA -- (1.0%)
Oesterreichische Kontrollbank AG
    1.500%, 10/21/20                                                939      922,097
    1.875%, 01/20/21                                              1,700    1,683,054
                                                                         -----------
TOTAL AUSTRIA                                                              2,605,151
                                                                         -----------
CANADA -- (16.8%)
Alberta, Province of Canada
    1.750%, 08/26/20                                              1,000      991,361
##  1.750%, 08/26/20                                              4,000    3,964,888
Bank of Montreal
    1.900%, 08/27/21                                              1,930    1,876,769
Bank of Nova Scotia (The)
    2.050%, 06/05/19                                              1,833    1,836,814
    2.350%, 10/21/20                                              3,652    3,656,536
    2.450%, 03/22/21                                              1,667    1,660,847
Province of Manitoba Canada
    2.050%, 11/30/20                                              6,800    6,821,740
Province of Ontario Canada
    4.000%, 10/07/19                                              1,600    1,688,549
    4.400%, 04/14/20                                              2,500    2,687,730
    1.875%, 05/21/20                                              2,500    2,489,987
    2.500%, 09/10/21                                                500      503,867
Province of Quebec Canada
    3.500%, 07/29/20                                              6,500    6,846,209
Royal Bank of Canada
    2.150%, 03/06/20                                              2,594    2,588,039
    2.350%, 10/30/20                                              1,369    1,367,029
#   2.500%, 01/19/21                                              1,500    1,506,045

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
CANADA -- (Continued)
Toronto-Dominion Bank (The)
    2.500%, 12/14/20                                             $2,800  $ 2,810,665
    2.125%, 04/07/21                                              1,780    1,754,407
    1.800%, 07/13/21                                              1,000      967,921
                                                                         -----------
TOTAL CANADA                                                              46,019,403
                                                                         -----------
DENMARK -- (2.7%)
Nordea Bank AB
    2.375%, 04/04/19                                              2,000    2,012,036
##  2.500%, 09/17/20                                              3,500    3,495,996
##  2.250%, 05/27/21                                              2,000    1,972,794
                                                                         -----------
TOTAL DENMARK                                                              7,480,826
                                                                         -----------
FINLAND -- (0.4%)
Municipality Finance P.L.C.
    1.500%, 03/23/20                                              1,000      988,292
                                                                         -----------
FRANCE -- (4.7%)
Agence Francaise de Developpement
    1.625%, 01/21/20                                              7,600    7,517,000
Caisse d'Amortissement de la Dette Sociale
    2.000%, 03/22/21                                              1,800    1,785,200
Sanofi
    4.000%, 03/29/21                                              1,306    1,388,242
Total Capital SA
    4.450%, 06/24/20                                              2,000    2,154,534
                                                                         -----------
TOTAL FRANCE                                                              12,844,976
                                                                         -----------
GERMANY -- (4.0%)
Kreditanstalt fuer Wiederaufbau
    1.500%, 04/20/20                                              4,500    4,452,503
    2.750%, 09/08/20                                              2,500    2,570,055
Landeskreditbank Baden-Wuerttemberg Foerderbank
    1.375%, 07/21/21                                                993      956,656
State of North Rhine-Westphalia
    1.625%, 01/22/20                                              3,000    2,973,468
                                                                         -----------
TOTAL GERMANY                                                             10,952,682
                                                                         -----------
JAPAN -- (2.8%)
Development Bank of Japan, Inc.
    1.625%, 09/25/19                                              1,000      988,977
Toyota Motor Credit Corp.
    2.150%, 03/12/20                                              1,300    1,302,853
    1.900%, 04/08/21                                              3,524    3,459,828
    2.750%, 05/17/21                                              2,000    2,025,732
                                                                         -----------
TOTAL JAPAN                                                                7,777,390
                                                                         -----------

VA GLOBAL BOND PORTFOLIO
CONTINUED


                                                                    FACE
                                                                   AMOUNT^
                                                                    (000)      VALUE+
                                                                 ----------- -----------
NETHERLANDS -- (4.9%)
Bank Nederlandse Gemeenten NV
    1.750%, 03/24/20                                             $     1,900 $ 1,889,322
    1.625%, 04/19/21                                                   2,800   2,733,144
Cooperatieve Rabobank UA
    2.250%, 01/14/19                                                   1,335   1,341,614
    2.500%, 01/19/21                                                   2,200   2,197,688
Shell International Finance BV
    4.375%, 03/25/20                                                     485     518,191
    2.125%, 05/11/20                                                   2,200   2,201,608
    2.250%, 11/10/20                                                   2,000   2,003,100
    1.750%, 09/12/21                                                     500     485,682
                                                                             -----------
TOTAL NETHERLANDS                                                             13,370,349
                                                                             -----------
NORWAY -- (2.4%)
Kommunalbanken A.S.
    1.625%, 02/10/21                                                   1,458   1,430,786
Statoil ASA
    2.250%, 11/08/19                                                   3,650   3,674,649
    2.900%, 11/08/20                                                   1,500   1,529,967
                                                                             -----------
TOTAL NORWAY                                                                   6,635,402
                                                                             -----------
SINGAPORE -- (1.0%)
Singapore Government Bond
    2.250%, 06/01/21                                              SGD  2,000   1,449,605
    1.250%, 10/01/21                                              SGD  2,000   1,387,760
                                                                             -----------
TOTAL SINGAPORE                                                                2,837,365
                                                                             -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (6.8%)
Asian Development Bank
    1.625%, 03/16/21                                                     333     328,497
Council Of Europe Development Bank
    1.625%, 03/16/21                                                   1,000     980,440
EUROFIMA
    1.750%, 05/29/20                                                   5,500   5,472,087
European Investment Bank
    1.625%, 03/16/20                                                   1,000     991,532
    1.625%, 03/16/20                                                   1,400   1,387,974
    2.875%, 09/15/20                                                     500     515,636
    1.625%, 12/15/20                                                   2,500   2,461,525
    2.000%, 03/15/21                                                   1,500   1,492,571
    1.625%, 06/15/21                                                     600     586,814
Inter-American Development Bank
    1.875%, 06/16/20                                                   2,700   2,706,755
International Bank for Reconstruction & Development
    2.125%, 11/01/20                                                   1,510   1,523,400
                                                                             -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                                  18,447,231
                                                                             -----------

                                                                    FACE
                                                                   AMOUNT^
                                                                    (000)      VALUE+
                                                                 ----------- -----------
SWEDEN -- (4.9%)
Svensk Exportkredit AB
    1.750%, 08/28/20                                             $     3,300 $ 3,279,104
    1.750%, 03/10/21                                                   3,000   2,950,563
Svenska Handelsbanken AB
    2.250%, 06/17/19                                                   2,750   2,760,466
##  5.125%, 03/30/20                                                   2,000   2,162,888
    2.400%, 10/01/20                                                     500     499,567
    2.450%, 03/30/21                                                   1,703   1,694,473
                                                                             -----------
TOTAL SWEDEN                                                                  13,347,061
                                                                             -----------
SWITZERLAND -- (0.8%)
Novartis Capital Corp.
    4.400%, 04/24/20                                                   2,000   2,148,866
                                                                             -----------
UNITED STATES -- (37.3%)
3M Co.
    2.000%, 08/07/20                                                   3,500   3,517,787
Alphabet, Inc.
    3.625%, 05/19/21                                                   1,000   1,064,264
Apple, Inc.
    1.550%, 02/07/20                                                   1,700   1,682,301
    2.000%, 05/06/20                                                   1,000   1,002,139
    2.250%, 02/23/21                                                   3,891   3,891,163
    2.850%, 05/06/21                                                     500     510,704
Automatic Data Processing, Inc.
    2.250%, 09/15/20                                                   6,739   6,803,910
Berkshire Hathaway Finance Corp.
    2.900%, 10/15/20                                                     654     674,222
    4.250%, 01/15/21                                                   1,000   1,077,693
Berkshire Hathaway, Inc.
#   2.200%, 03/15/21                                                   5,310   5,309,113
Chevron Corp.
    1.961%, 03/03/20                                                   4,800   4,802,899
    2.427%, 06/24/20                                                     500     506,335
    2.419%, 11/17/20                                                     700     707,407
Cisco Systems, Inc.
    4.450%, 01/15/20                                                   1,263   1,353,012
    2.450%, 06/15/20                                                   4,201   4,253,567
    2.200%, 02/28/21                                                   1,500   1,495,196
Coca-Cola Co. (The)
    1.875%, 10/27/20                                                   6,000   5,978,928
    3.150%, 11/15/20                                                     630     658,223
Exxon Mobil Corp.
    1.912%, 03/06/20                                                   3,284   3,283,892
    2.222%, 03/01/21                                                   3,000   3,004,878
GE Capital International Funding Co., Unlimited Co.
    2.342%, 11/15/20                                                   7,600   7,621,280
International Business Machines Corp.
    1.625%, 05/15/20                                                   2,000   1,977,196
    2.250%, 02/19/21                                                   4,500   4,496,027

VA GLOBAL BOND PORTFOLIO
CONTINUED


                                                                   FACE
                                                                  AMOUNT^
                                                                   (000)      VALUE+
                                                                  -------- ------------
UNITED STATES -- (Continued)
     2.500%, 01/27/22                                             $  1,000 $  1,001,271
Johnson & Johnson
     2.950%, 09/01/20                                                2,500    2,589,790
#    1.650%, 03/01/21                                                1,400    1,379,035
Merck & Co., Inc.
     1.850%, 02/10/20                                                5,904    5,917,231
Microsoft Corp.
     1.850%, 02/12/20                                                4,800    4,796,846
     2.000%, 11/03/20                                                1,000      998,708
     1.550%, 08/08/21                                                1,500    1,451,753
Oracle Corp.
     2.800%, 07/08/21                                                1,700    1,732,966
     1.900%, 09/15/21                                                1,500    1,464,824
Pfizer, Inc.
     1.950%, 06/03/21                                                5,000    4,965,000
     2.200%, 12/15/21                                                2,000    1,992,650
Procter & Gamble Co. (The)
     1.850%, 02/02/21                                                2,307    2,294,552
U.S. Bank NA
     2.125%, 10/28/19                                                1,500    1,508,574
USAA Capital Corp.
##   2.000%, 06/01/21                                                1,000      981,751
Wal-Mart Stores, Inc.
     3.625%, 07/08/20                                                2,200    2,324,291
     4.250%, 04/15/21                                                  800      866,683
                                                                           ------------
TOTAL UNITED STATES                                                         101,938,061
                                                                           ------------
TOTAL BONDS                                                                 269,593,439
                                                                           ------------
TOTAL INVESTMENT SECURITIES                                                 269,593,439
                                                                           ------------

                                                                  SHARES
                                                                  --------
SECURITIES LENDING COLLATERAL -- (1.4%)
(S)@ DFA Short Term Investment Fund                                331,277    3,833,539
                                                                           ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $275,324,750)^^                                                      $273,426,978
                                                                           ============

VA GLOBAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                            ------------------------------------------
                                            LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                            ------- ------------  ------- ------------
Bonds
   Australia                                  --    $ 22,200,384    --    $ 22,200,384
   Austria                                    --       2,605,151    --       2,605,151
   Canada                                     --      46,019,403    --      46,019,403
   Denmark                                    --       7,480,826    --       7,480,826
   Finland                                    --         988,292    --         988,292
   France                                     --      12,844,976    --      12,844,976
   Germany                                    --      10,952,682    --      10,952,682
   Japan                                      --       7,777,390    --       7,777,390
   Netherlands                                --      13,370,349    --      13,370,349
   Norway                                     --       6,635,402    --       6,635,402
   Singapore                                  --       2,837,365    --       2,837,365
   Supranational Organization Obligations     --      18,447,231    --      18,447,231
   Sweden                                     --      13,347,061    --      13,347,061
   Switzerland                                --       2,148,866    --       2,148,866
   United States                              --     101,938,061    --     101,938,061
Securities Lending Collateral                 --       3,833,539    --       3,833,539
Forward Currency Contracts**                  --         (29,027)   --         (29,027)
                                              --    ------------    --    ------------
TOTAL                                         --    $273,397,951    --    $273,397,951
                                              ==    ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                VIT INFLATION - PROTECTED SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                   FACE
                                                                 AMOUNT^^^
                                                                   (000)     VALUE+
                                                                 --------- -----------
U.S. TREASURY OBLIGATIONS -- (99.8%)
Treasury Inflation Protected Security
    0.125%, 01/15/22                                             $  2,459  $ 2,654,798
    0.125%, 07/15/22                                                5,545    5,899,084
    0.125%, 01/15/23                                                7,755    8,132,627
    0.375%, 07/15/23                                                7,190    7,606,801
    0.625%, 01/15/24                                                8,030    8,542,900
    0.125%, 07/15/24                                                7,550    7,629,240
    0.250%, 01/15/25                                                7,490    7,585,827
    2.375%, 01/15/25                                                4,435    6,583,082
    0.375%, 07/15/25                                                6,690    6,846,430
    0.625%, 01/15/26                                                6,300    6,527,390
    2.000%, 01/15/26                                                2,755    3,817,453
    2.375%, 01/15/27                                                2,925    4,159,140
    1.750%, 01/15/28                                                2,730    3,558,610
    3.625%, 04/15/28                                                1,942    3,853,257
    2.500%, 01/15/29                                                2,700    3,708,372
    3.875%, 04/15/29                                                2,040    4,143,945
    3.375%, 04/15/32                                                  820    1,563,285
                                                                           -----------
TOTAL U.S. TREASURY OBLIGATIONS                                             92,812,241
                                                                           -----------
TOTAL INVESTMENT SECURITIES                                                 92,812,241
                                                                           -----------

                                                                  SHARES     VALUE+
                                                                 --------- -----------
TEMPORARY CASH INVESTMENTS -- (0.2%)
    State Street Institutional U.S. Government Money Market
      Fund, 0.420%                                                167,164      167,164
                                                                           -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $93,455,494)^^                         $92,979,405
                                                                           ===========

VIT INFLATION - PROTECTED SECURITIES PORTFOLIO
CONTINUED


Summary of the Fund's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ----------------------------------------
                                                             LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                                             --------   ----------- ------- -----------
U.S. Treasury Obligations                                          --   $92,812,241   --    $92,812,241
Temporary Cash Investments                                   $167,164            --   --        167,164
                                                             --------   -----------   --    -----------
TOTAL                                                        $167,164   $92,812,241   --    $92,979,405
                                                             ========   ===========   ==    ===========

                  DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                        SHARES        VALUE+
                                                                       ---------   ------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment
  Dimensions Group Inc.                                                2,137,209   $ 40,371,876
Investment in International Core Equity Portfolio of DFA Investment
  Dimensions Group Inc.                                                1,512,407     18,345,502
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.                                 1,750,001     16,695,008
Investment in VA Global Bond Portfolio of DFA Investment Dimensions
  Group Inc.                                                           1,568,910     16,693,197
Investment in U.S. Core Equity 1 Portfolio of DFA Investment
  Dimensions Group Inc.                                                  733,598     14,385,862
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA
  Investment Dimensions Group Inc.                                       670,453      6,671,003
Investment in VA Short-Term Fixed Portfolio of DFA Investment
  Dimensions Group Inc.                                                  654,662      6,671,003
Investment in Emerging Markets Core Equity Portfolio of DFA
  Investment Dimensions Group Inc.                                       335,859      6,186,528
Investment in VA U.S. Large Value Portfolio of DFA Investment
  Dimensions Group Inc.                                                  118,227      2,872,921
Investment in DFA Real Estate Securities Portfolio of DFA Investment
  Dimensions Group Inc.                                                   61,122      2,106,251
Investment in VA International Value Portfolio of DFA Investment
  Dimensions Group Inc.                                                  174,197      2,029,391
                                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $123,650,323)                                                  133,028,542
                                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.420%
  (Cost $168,626)                                                        168,626        168,626
                                                                                   ------------
   TOTAL INVESTMENTS -- (100.0%) (Cost $123,818,949)^^                             $133,197,168
                                                                                   ============

DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------
                                                               LEVEL 1      LEVEL 2 LEVEL 3    TOTAL
                                                             ------------   ------- ------- ------------
Affiliated Investment Companies                              $133,028,542     --      --    $133,028,542
Temporary Cash Investments                                        168,626     --      --         168,626
                                                             ------------     --      --    ------------
TOTAL                                                        $133,197,168     --      --    $133,197,168
                                                             ============     ==      ==    ============

                        U.S. LARGE CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                 SHARES    VALUE+
                                                                 ------- -----------
COMMON STOCKS -- (92.0%)
Consumer Discretionary -- (18.7%)
    Advance Auto Parts, Inc.                                      16,310 $ 2,678,754
*   Amazon.com, Inc.                                              50,962  41,966,188
*   AMC Networks, Inc. Class A                                    11,859     680,114
    Aramark                                                       63,200   2,138,688
#   Bed Bath & Beyond, Inc.                                        2,978     120,162
    Brunswick Corp.                                                5,070     303,490
*   Burlington Stores, Inc.                                        9,770     817,749
#*  CarMax, Inc.                                                  30,192   2,014,108
    Carter's, Inc.                                                15,796   1,322,915
    CBS Corp. Class A                                                700      46,039
    CBS Corp. Class B                                             58,233   3,755,446
#*  Chipotle Mexican Grill, Inc.                                   1,512     637,217
    Cinemark Holdings, Inc.                                       13,423     570,478
    Coach, Inc.                                                   41,866   1,563,695
    Darden Restaurants, Inc.                                      43,928   3,219,044
    Delphi Automotive P.L.C.                                      35,929   2,517,186
#*  Discovery Communications, Inc. Class A                        10,017     283,982
#*  Discovery Communications, Inc. Class C                        16,354     453,169
*   DISH Network Corp. Class A                                    15,878     939,501
    Dollar General Corp.                                          40,468   2,987,348
*   Dollar Tree, Inc.                                             26,138   2,017,592
#   Dunkin' Brands Group, Inc.                                     2,071     107,423
    Foot Locker, Inc.                                             17,785   1,218,984
#*  Fossil Group, Inc.                                             4,188     107,087
#   Gap, Inc. (The)                                              121,240   2,792,157
    Genuine Parts Co.                                             33,330   3,226,677
#   Hanesbrands, Inc.                                             47,194   1,118,970
#   Harley-Davidson, Inc.                                         88,754   5,062,528
#   Hasbro, Inc.                                                  42,236   3,484,892
    Hilton Worldwide Holdings, Inc.                               16,038     923,468
    Home Depot, Inc. (The)                                       227,254  31,265,605
    Interpublic Group of Cos., Inc. (The)                        169,089   3,978,664
    Las Vegas Sands Corp.                                         43,654   2,295,327
#   Leggett & Platt, Inc.                                         46,052   2,197,602
*   Live Nation Entertainment, Inc.                               44,185   1,264,575
    Lowe's Cos., Inc.                                            150,027  10,963,973
#*  Lululemon Athletica, Inc.                                      9,206     621,497
    Marriott International, Inc. Class A                          16,498   1,395,731
#   Mattel, Inc.                                                  76,314   2,000,190
    McDonald's Corp.                                              15,927   1,952,172
#*  Michael Kors Holdings, Ltd.                                   76,870   3,290,805
    NIKE, Inc. Class B                                            59,436   3,144,165
#   Nordstrom, Inc.                                               61,859   2,735,405
*   NVR, Inc.                                                      1,441   2,677,378
*   O'Reilly Automotive, Inc.                                     17,670   4,634,311
#   Omnicom Group, Inc.                                           66,550   5,700,008
#*  Panera Bread Co. Class A                                       8,139   1,701,539
#   Polaris Industries, Inc.                                      25,316   2,128,316
    Pool Corp.                                                    16,700   1,762,852
*   Priceline Group, Inc. (The)                                    2,754   4,337,908
    Ross Stores, Inc.                                             63,156   4,175,243

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Consumer Discretionary -- (Continued)
#   Scripps Networks Interactive, Inc. Class A                    34,195 $  2,604,291
#   Service Corp. International                                   76,915    2,240,534
#*  ServiceMaster Global Holdings, Inc.                           58,850    2,176,273
#   Six Flags Entertainment Corp.                                  1,644       97,950
    Starbucks Corp.                                              261,805   14,456,872
    Target Corp.                                                  72,482    4,673,639
#*  Tempur Sealy International, Inc.                              14,766      634,938
    Thor Industries, Inc.                                          5,200      538,200
#   Tiffany & Co.                                                  1,368      107,689
    TJX Cos., Inc. (The)                                         110,320    8,265,175
    Tractor Supply Co.                                            18,451    1,359,285
    Twenty-First Century Fox, Inc. Class A                         3,751      117,706
*   Ulta Salon Cosmetics & Fragrance, Inc.                        10,617    2,890,797
*   Under Armour, Inc. Class C                                     4,225       81,205
    Vail Resorts, Inc.                                            15,055    2,582,535
    VF Corp.                                                      18,530      953,924
#   Viacom, Inc. Class A                                           3,827      173,172
    Viacom, Inc. Class B                                          72,357    3,049,124
    Walt Disney Co. (The)                                        168,155   18,606,351
#   Williams-Sonoma, Inc.                                         20,148      971,335
    Wyndham Worldwide Corp.                                       47,661    3,768,079
    Yum! Brands, Inc.                                             12,200      799,466
                                                                         ------------
Total Consumer Discretionary                                              254,446,857
                                                                         ------------
Consumer Staples -- (10.3%)
    Altria Group, Inc.                                           359,295   25,574,618
#*  Blue Buffalo Pet Products, Inc.                               44,702    1,084,024
    Brown-Forman Corp. Class A                                     2,036       95,244
#   Brown-Forman Corp. Class B                                    30,162    1,375,387
#   Campbell Soup Co.                                             83,505    5,196,516
#   Casey's General Stores, Inc.                                  15,128    1,738,207
    Church & Dwight Co., Inc.                                     38,684    1,749,290
    Clorox Co. (The)                                              43,477    5,217,240
    Coca-Cola Co. (The)                                          468,186   19,462,492
    Costco Wholesale Corp.                                        49,219    8,069,455
#   Coty, Inc. Class A                                            21,471      412,243
    Dr Pepper Snapple Group, Inc.                                 54,761    4,994,203
    Estee Lauder Cos., Inc. (The) Class A                         18,952    1,539,092
#   Flowers Foods, Inc.                                           22,726      457,020
    General Mills, Inc.                                           93,166    5,821,012
#*  Herbalife, Ltd.                                               34,044    1,913,273
    Hershey Co. (The)                                             15,374    1,621,496
    Hormel Foods Corp.                                            37,976    1,378,529
    Ingredion, Inc.                                               16,397    2,101,931
    Kellogg Co.                                                   26,771    1,946,519
    Kimberly-Clark Corp.                                          32,370    3,920,978
    Kroger Co. (The)                                             171,352    5,819,114
#   McCormick & Co., Inc. Non-Voting                              19,105    1,825,483
    McCormick & Co., Inc. Voting                                     600       57,300
    Mead Johnson Nutrition Co.                                     1,568      110,481
*   Monster Beverage Corp.                                        23,100      984,060
    PepsiCo, Inc.                                                261,306   27,118,337
#   Pilgrim's Pride Corp.                                         60,125    1,150,793

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Consumer Staples -- (Continued)
    Reynolds American, Inc.                                        2,627 $    157,962
*   Rite Aid Corp.                                               233,046    1,309,719
#   Spectrum Brands Holdings, Inc.                                10,201    1,360,711
    Sysco Corp.                                                   79,007    4,144,707
*   WhiteWave Foods Co. (The)                                      9,191      506,056
    Whole Foods Market, Inc.                                         900       27,198
                                                                         ------------
Total Consumer Staples                                                    140,240,690
                                                                         ------------
Energy -- (0.4%)
#   Core Laboratories NV                                          10,938    1,277,887
#   ONEOK, Inc.                                                   74,168    4,087,398
                                                                         ------------
Total Energy                                                                5,365,285
                                                                         ------------
Financials -- (2.3%)
    American Express Co.                                           1,766      134,887
    Aon P.L.C.                                                    32,875    3,705,012
    CBOE Holdings, Inc.                                           34,810    2,771,572
#*  Credit Acceptance Corp.                                        3,718      763,231
#   Eaton Vance Corp.                                             32,957    1,381,887
    Erie Indemnity Co. Class A                                    14,807    1,660,013
#   FactSet Research Systems, Inc.                                14,855    2,570,658
    MarketAxess Holdings, Inc.                                     8,581    1,606,792
    Marsh & McLennan Cos., Inc.                                   82,160    5,588,523
    MSCI, Inc.                                                    40,997    3,392,502
    S&P Global, Inc.                                              40,373    4,852,027
    SEI Investments Co.                                           17,687      857,996
    T Rowe Price Group, Inc.                                      27,749    1,871,393
    TD Ameritrade Holding Corp.                                    4,684      216,167
                                                                         ------------
Total Financials                                                           31,372,660
                                                                         ------------
Health Care -- (13.5%)
    AbbVie, Inc.                                                 295,376   18,050,427
#   AmerisourceBergen Corp.                                       78,349    6,838,301
    Amgen, Inc.                                                   78,509   12,300,790
    Baxter International, Inc.                                    27,134    1,299,990
#   Becton Dickinson and Co.                                      20,328    3,603,951
*   Biogen, Inc.                                                  37,892   10,505,178
    Cardinal Health, Inc.                                         41,999    3,148,245
*   Celgene Corp.                                                 89,574   10,404,020
#*  Cerner Corp.                                                  59,607    3,201,492
    CR Bard, Inc.                                                 12,842    3,047,792
*   DaVita, Inc.                                                     182       11,603
*   Edwards Lifesciences Corp.                                    35,940    3,458,866
    Eli Lilly & Co.                                                  820       63,165
    Gilead Sciences, Inc.                                        210,980   15,285,501
    HealthSouth Corp.                                             22,702      881,292
#*  Henry Schein, Inc.                                            14,262    2,279,923
*   Hologic, Inc.                                                 72,100    2,922,213
*   IDEXX Laboratories, Inc.                                      30,716    3,757,488
#*  Illumina, Inc.                                                 5,040      806,904
*   Incyte Corp.                                                  17,067    2,068,691
#*  Jazz Pharmaceuticals P.L.C.                                    1,810      220,675

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Health Care -- (Continued)
    Johnson & Johnson                                            334,397 $ 37,870,460
    McKesson Corp.                                                32,870    4,573,861
    Merck & Co., Inc.                                             63,802    3,955,086
*   Mettler-Toledo International, Inc.                             9,086    3,876,360
*   Mylan NV                                                         121        4,604
*   Regeneron Pharmaceuticals, Inc.                                2,555      917,986
#   ResMed, Inc.                                                  18,282    1,234,766
#*  Taro Pharmaceutical Industries, Ltd.                           3,871      404,481
#*  Team Health Holdings, Inc.                                    11,942      518,999
#*  United Therapeutics Corp.                                        657      107,505
    UnitedHealth Group, Inc.                                     112,915   18,303,521
*   Varex Imaging Corp.                                            6,055      174,076
#*  Varian Medical Systems, Inc.                                  15,137    1,175,388
*   VCA, Inc.                                                     10,935      990,711
*   Waters Corp.                                                  10,473    1,483,500
    Zoetis, Inc.                                                  65,850    3,617,799
                                                                         ------------
Total Health Care                                                         183,365,610
                                                                         ------------
Industrials -- (16.6%)
    3M Co.                                                        95,695   16,729,400
#   Acuity Brands, Inc.                                            9,667    2,003,292
    Alaska Air Group, Inc.                                        17,740    1,664,367
    Allegion P.L.C.                                               30,053    1,973,581
    Allison Transmission Holdings, Inc.                           34,311    1,200,199
#   American Airlines Group, Inc.                                108,979    4,822,321
    AO Smith Corp.                                                35,388    1,725,165
    B/E Aerospace, Inc.                                           34,646    2,129,690
    Boeing Co. (The)                                             106,126   17,343,111
    BWX Technologies, Inc.                                         4,857      201,517
#   CH Robinson Worldwide, Inc.                                   43,201    3,285,868
#   Cintas Corp.                                                  37,211    4,320,569
*   Copart, Inc.                                                  27,117    1,538,619
#   Deere & Co.                                                   41,541    4,446,964
    Delta Air Lines, Inc.                                         57,454    2,714,127
#   Donaldson Co., Inc.                                           36,656    1,548,716
    Emerson Electric Co.                                         109,897    6,446,558
    Equifax, Inc.                                                 29,959    3,513,592
#   Expeditors International of Washington, Inc.                  49,897    2,598,636
#   Fastenal Co.                                                  71,600    3,557,088
#   Flowserve Corp.                                                3,355      164,932
    Fortive Corp.                                                 35,406    1,958,306
    General Dynamics Corp.                                        30,450    5,513,886
#   Graco, Inc.                                                    8,694      778,895
*   HD Supply Holdings, Inc.                                      52,387    2,215,970
#   HEICO Corp.                                                    6,400      492,480
    HEICO Corp. Class A                                            9,177      608,435
    Hexcel Corp.                                                   9,467      486,130
    Honeywell International, Inc.                                102,585   12,137,857
    Hubbell, Inc.                                                  5,580      681,206
    Huntington Ingalls Industries, Inc.                           20,490    3,974,240
    IDEX Corp.                                                    16,570    1,493,951
    Illinois Tool Works, Inc.                                     31,137    3,960,626
#   JB Hunt Transport Services, Inc.                              44,343    4,393,504

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Industrials -- (Continued)
    KAR Auction Services, Inc.                                    20,000 $    911,000
    Lennox International, Inc.                                    15,817    2,480,264
    Lincoln Electric Holdings, Inc.                                6,402      533,735
    Lockheed Martin Corp.                                         46,161   11,601,644
#*  Middleby Corp. (The)                                          12,935    1,735,618
    MSC Industrial Direct Co., Inc. Class A                        7,668      783,286
    Nielsen Holdings P.L.C.                                       44,798    1,832,686
#   Nordson Corp.                                                 16,783    1,905,374
    Northrop Grumman Corp.                                        31,079    7,119,577
*   Old Dominion Freight Line, Inc.                                8,923      787,722
    Parker-Hannifin Corp.                                          1,053      154,928
#   Pitney Bowes, Inc.                                             3,600       57,312
    Raytheon Co.                                                  33,316    4,802,835
    Robert Half International, Inc.                               47,308    2,226,315
    Rockwell Automation, Inc.                                     31,759    4,700,014
    Rockwell Collins, Inc.                                        45,875    4,163,615
#   Rollins, Inc.                                                 38,736    1,365,831
#*  Sensata Technologies Holding NV                               11,511      482,886
    Snap-on, Inc.                                                  7,946    1,442,437
    Spirit Aerosystems Holdings, Inc. Class A                     27,480    1,650,174
    Toro Co. (The)                                                31,222    1,839,913
*   TransUnion                                                     9,913      312,557
    Union Pacific Corp.                                          106,600   11,361,428
    United Parcel Service, Inc. Class B                          123,358   13,462,059
*   United Rentals, Inc.                                          51,176    6,474,276
    United Technologies Corp.                                      2,178      238,861
*   Verisk Analytics, Inc.                                        30,455    2,516,801
*   WABCO Holdings, Inc.                                          17,367    1,893,524
#   Wabtec Corp.                                                  14,905    1,291,369
    Waste Management, Inc.                                        68,571    4,765,685
    Watsco, Inc.                                                   6,590    1,006,557
#   WW Grainger, Inc.                                             28,940    7,309,376
                                                                         ------------
Total Industrials                                                         225,833,457
                                                                         ------------
Information Technology -- (21.7%)
    Accenture P.L.C. Class A                                     109,812   12,504,292
#   Alliance Data Systems Corp.                                   31,449    7,182,323
    Amphenol Corp. Class A                                        49,682    3,353,038
    Apple, Inc.                                                  406,326   49,307,660
    Applied Materials, Inc.                                      103,553    3,546,690
    Automatic Data Processing, Inc.                               43,936    4,437,097
#*  Black Knight Financial Services, Inc. Class A                  2,843      103,627
    Booz Allen Hamilton Holding Corp.                             52,858    1,787,658
    Broadcom, Ltd.                                                 7,401    1,476,499
    Broadridge Financial Solutions, Inc.                          28,843    1,918,925
*   Cadence Design Systems, Inc.                                  66,600    1,733,598
    CDK Global, Inc.                                              47,684    2,982,634
    CDW Corp.                                                     96,150    4,952,686
*   Citrix Systems, Inc.                                          27,391    2,497,785
*   CommScope Holding Co., Inc.                                   35,239    1,332,739
    Computer Sciences Corp.                                       18,279    1,136,954
    CSRA, Inc.                                                    46,710    1,448,944
    DST Systems, Inc.                                              1,794      206,579

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Information Technology -- (Continued)
*   eBay, Inc.                                                   166,401 $  5,296,544
*   Electronic Arts, Inc.                                         24,266    2,024,512
*   Euronet Worldwide, Inc.                                        7,400      529,248
*   F5 Networks, Inc.                                             19,628    2,630,741
#*  First Data Corp. Class A                                      74,501    1,142,845
*   Fiserv, Inc.                                                  48,037    5,160,615
*   Genpact, Ltd.                                                 12,042      297,197
    Global Payments, Inc.                                         19,245    1,487,254
    Harris Corp.                                                  15,405    1,582,247
#   International Business Machines Corp.                        166,944   29,135,067
    Intuit, Inc.                                                  37,082    4,397,183
#*  IPG Photonics Corp.                                              129       14,834
    Jack Henry & Associates, Inc.                                 32,764    2,941,552
*   Keysight Technologies, Inc.                                   55,283    2,049,341
    KLA-Tencor Corp.                                              39,291    3,344,057
    Linear Technology Corp.                                       70,976    4,480,715
*   Manhattan Associates, Inc.                                    28,784    1,475,468
    Mastercard, Inc. Class A                                     174,723   18,578,297
    Maxim Integrated Products, Inc.                               14,553      647,317
    MAXIMUS, Inc.                                                  8,966      494,385
    Microsoft Corp.                                              713,798   46,147,041
*   NCR Corp.                                                     35,735    1,537,320
    NVIDIA Corp.                                                  23,454    2,560,708
    Oracle Corp.                                                  34,941    1,401,483
#   Paychex, Inc.                                                 62,724    3,781,630
#   Sabre Corp.                                                   87,372    2,140,614
#   Seagate Technology P.L.C.                                    117,732    5,315,600
#   Skyworks Solutions, Inc.                                      32,670    2,997,146
#*  Take-Two Interactive Software, Inc.                            3,500      187,775
#*  Teradata Corp.                                                11,680      342,925
    Texas Instruments, Inc.                                      172,379   13,021,510
    Total System Services, Inc.                                   26,929    1,364,762
*   Ubiquiti Networks, Inc.                                       12,800      798,720
*   Vantiv, Inc. Class A                                          49,343    3,071,108
*   Versum Materials, Inc.                                         4,378      122,365
#   Visa, Inc. Class A                                           204,422   16,907,744
#   Western Union Co. (The)                                      223,401    4,374,192
*   Zebra Technologies Corp. Class A                               8,060      674,380
                                                                         ------------
Total Information Technology                                              296,366,170
                                                                         ------------
Materials -- (5.4%)
*   AdvanSix, Inc.                                                 4,103      105,406
    Air Products & Chemicals, Inc.                                18,611    2,601,073
#   AptarGroup, Inc.                                              11,364      829,231
    Avery Dennison Corp.                                          36,799    2,687,063
#*  Axalta Coating Systems, Ltd.                                  88,867    2,577,143
#   Bemis Co., Inc.                                               13,512      658,305
*   Berry Plastics Group, Inc.                                    52,268    2,667,236
    Celanese Corp. Series A                                          248       20,931
    Chemours Co. (The)                                             9,009      238,018
*   Crown Holdings, Inc.                                          41,631    2,255,151
    Ecolab, Inc.                                                  23,964    2,878,795
    EI du Pont de Nemours & Co.                                   54,900    4,144,950

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                   SHARES       VALUE+
                                                                  --------- --------------
Materials -- (Continued)
*    Freeport-McMoRan, Inc.                                         235,720 $    3,924,738
     Graphic Packaging Holding Co.                                   70,823        885,996
     International Flavors & Fragrances, Inc.                        10,728      1,257,429
     International Paper Co.                                         74,845      4,236,227
     LyondellBasell Industries NV Class A                            80,165      7,476,990
     Monsanto Co.                                                    46,463      5,032,407
#    NewMarket Corp.                                                  3,527      1,520,737
     Packaging Corp. of America                                      41,065      3,785,372
     PPG Industries, Inc.                                            35,259      3,526,253
     Praxair, Inc.                                                   55,360      6,556,838
     RPM International, Inc.                                         31,903      1,667,251
     Scotts Miracle-Gro Co. (The)                                    17,670      1,625,110
     Sealed Air Corp.                                                62,960      3,053,560
     Sherwin-Williams Co. (The)                                       9,285      2,820,876
     Southern Copper Corp.                                           16,394        628,874
     Valspar Corp. (The)                                             21,896      2,423,230
     WR Grace & Co.                                                  15,709      1,089,262
                                                                            --------------
Total Materials                                                                 73,174,452
                                                                            --------------
Real Estate -- (0.1%)
*    CBRE Group, Inc. Class A                                        28,981        879,863
                                                                            --------------
Telecommunication Services -- (3.0%)
     Verizon Communications, Inc.                                   795,409     38,982,995
*    Zayo Group Holdings, Inc.                                       64,334      2,056,115
                                                                            --------------
Total Telecommunication Services                                                41,039,110
                                                                            --------------
TOTAL COMMON STOCKS                                                          1,252,084,154
                                                                            --------------
TOTAL INVESTMENT SECURITIES                                                  1,252,084,154
                                                                            --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
     State Street Institutional U.S. Government Money Market
       Fund, 0.420%                                               3,775,154      3,775,154
                                                                            --------------
SECURITIES LENDING COLLATERAL -- (7.7%)
(S)@ DFA Short Term Investment Fund                               9,145,835    105,835,599
                                                                            --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,190,913,510)^^                       $1,361,694,907
                                                                            ==============

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------
                                                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary                                    $  254,446,857           --   --    $  254,446,857
   Consumer Staples                                             140,240,690           --   --       140,240,690
   Energy                                                         5,365,285           --   --         5,365,285
   Financials                                                    31,372,660           --   --        31,372,660
   Health Care                                                  183,365,610           --   --       183,365,610
   Industrials                                                  225,833,457           --   --       225,833,457
   Information Technology                                       296,366,170           --   --       296,366,170
   Materials                                                     73,174,452           --   --        73,174,452
   Real Estate                                                      879,863           --   --           879,863
   Telecommunication Services                                    41,039,110           --   --        41,039,110
Temporary Cash Investments                                        3,775,154           --   --         3,775,154
Securities Lending Collateral                                            -- $105,835,599   --       105,835,599
                                                             -------------- ------------   --    --------------
TOTAL                                                        $1,255,859,308 $105,835,599   --    $1,361,694,907
                                                             ============== ============   ==    ==============

                        U.S. SMALL CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                 SHARES   VALUE+
                                                                 ------ ----------
COMMON STOCKS -- (87.0%)
Consumer Discretionary -- (19.9%)
*   1-800-Flowers.com, Inc. Class A                              20,696 $  186,264
*   American Axle & Manufacturing Holdings, Inc.                 48,933    998,233
#   American Eagle Outfitters, Inc.                              81,308  1,228,564
#*  American Outdoor Brands Corp.                                40,190    856,047
*   Asbury Automotive Group, Inc.                                15,610  1,024,016
#   Big Lots, Inc.                                               22,179  1,108,950
*   BJ's Restaurants, Inc.                                       14,382    511,280
    Bloomin' Brands, Inc.                                        74,966  1,282,668
    Blue Nile, Inc.                                               3,573    145,457
#   Bob Evans Farms, Inc.                                        12,316    694,992
*   Bojangles', Inc.                                             13,641    270,092
*   Bright Horizons Family Solutions, Inc.                        9,397    665,871
#   Buckle, Inc. (The)                                           12,177    257,544
*   Buffalo Wild Wings, Inc.                                     11,333  1,711,283
*   Build-A-Bear Workshop, Inc.                                   8,600    103,200
#   Cable One, Inc.                                               2,465  1,558,817
    Capella Education Co.                                         6,795    580,972
#   Carriage Services, Inc.                                      11,255    292,067
*   Carrols Restaurant Group, Inc.                               24,270    348,275
*   Cavco Industries, Inc.                                        4,214    414,026
#   Cheesecake Factory, Inc. (The)                               24,884  1,499,510
*   Cherokee, Inc.                                                4,874     45,816
    Chico's FAS, Inc.                                            85,698  1,156,066
#   Children's Place, Inc. (The)                                 12,521  1,214,537
    Churchill Downs, Inc.                                           890    127,582
*   Chuy's Holdings, Inc.                                        10,011    294,323
    ClubCorp Holdings, Inc.                                      48,387    798,385
    Collectors Universe, Inc.                                     5,146    106,368
*   Cooper-Standard Holdings, Inc.                                9,604  1,011,109
    Core-Mark Holding Co., Inc.                                  22,432    783,550
#   Cracker Barrel Old Country Store, Inc.                        2,632    416,014
    CST Brands, Inc.                                              5,951    286,719
    Culp, Inc.                                                    8,078    260,112
    Dana, Inc.                                                   47,887    964,444
*   Dave & Buster's Entertainment, Inc.                          31,334  1,706,450
*   Denny's Corp.                                                   885     10,770
*   Destination XL Group, Inc.                                   27,418     97,334
    DineEquity, Inc.                                             12,931    886,808
#*  Dorman Products, Inc.                                        14,506  1,001,204
    Educational Development Corp.                                 1,000      7,450
*   Eldorado Resorts, Inc.                                        1,974     30,597
    Entravision Communications Corp. Class A                     42,855    231,417
    Ethan Allen Interiors, Inc.                                  15,128    440,225
*   Etsy, Inc.                                                   24,429    308,050
    Extended Stay America, Inc.                                  49,444    801,487
*   Fiesta Restaurant Group, Inc.                                18,656    490,653
#*  Five Below, Inc.                                             45,756  1,823,377
#*  Fox Factory Holding Corp.                                    27,100    701,890
*   Francesca's Holdings Corp.                                   27,166    473,775
*   Gentherm, Inc.                                               21,414    758,056
#   GNC Holdings, Inc. Class A                                   24,100    213,767

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Consumer Discretionary -- (Continued)
*   Grand Canyon Education, Inc.                                 20,100 $1,185,498
*   Habit Restaurants, Inc. (The) Class A                           768     11,136
*   Helen of Troy, Ltd.                                          12,511  1,167,276
#*  Hibbett Sports, Inc.                                          7,800    257,400
*   Horizon Global Corp.                                         13,597    266,093
    HSN, Inc.                                                    26,176    922,704
*   Installed Building Products, Inc.                            23,422    957,960
*   Intrawest Resorts Holdings, Inc.                             28,848    594,557
#*  iRobot Corp.                                                 15,590    944,130
    Jack in the Box, Inc.                                        10,714  1,156,255
#*  Jamba, Inc.                                                   5,185     47,184
    John Wiley & Sons, Inc. Class A                              19,401  1,068,995
*   Kate Spade & Co.                                             64,165  1,187,694
*   Kirkland's, Inc.                                                623      8,647
#*  Kona Grill, Inc.                                              1,241     11,355
*   La Quinta Holdings, Inc.                                     32,918    465,131
    La-Z-Boy, Inc.                                               35,112  1,004,203
    LCI Industries                                               16,366  1,796,168
    Libbey, Inc.                                                 13,605    232,782
    Liberty Tax, Inc.                                               750     10,050
*   Lindblad Expeditions Holdings, Inc.                          14,750    132,603
#*  Lions Gate Entertainment Corp. Class B                        5,344    143,166
#   Lithia Motors, Inc. Class A                                   9,426    972,009
*   Malibu Boats, Inc. Class A                                    4,581     85,023
    Marine Products Corp.                                         5,290     60,359
#   Marriott Vacations Worldwide Corp.                            5,702    493,109
#   Meredith Corp.                                               13,077    801,620
#   Monro Muffler Brake, Inc.                                    14,160    848,184
*   Motorcar Parts of America, Inc.                               4,168    109,327
*   Murphy USA, Inc.                                             17,701  1,127,554
*   Nathan's Famous, Inc.                                           430     26,875
#*  Nautilus, Inc.                                               22,802    395,615
    New York Times Co. (The) Class A                             44,013    594,175
    Nexstar Media Group, Inc.                                    11,842    774,467
    Nutrisystem, Inc.                                            22,042    728,488
#*  Ollie's Bargain Outlet Holdings, Inc.                        30,409    928,995
#*  Overstock.com, Inc.                                          11,304    187,646
    Oxford Industries, Inc.                                      10,137    557,738
#   Papa John's International, Inc.                              15,557  1,325,768
    PetMed Express, Inc.                                          8,975    190,180
    Pier 1 Imports, Inc.                                         49,528    360,069
    Pool Corp.                                                    3,010    317,736
*   Popeyes Louisiana Kitchen, Inc.                              15,892  1,004,215
*   Potbelly Corp.                                               14,181    184,353
*   Reading International, Inc. Class A                          13,532    221,248
    Ruth's Hospitality Group, Inc.                               21,941    376,288
    SeaWorld Entertainment, Inc.                                 59,110  1,070,482
*   Select Comfort Corp.                                         34,218    690,519
#*  Shutterfly, Inc.                                             19,725  1,012,484
#   Sinclair Broadcast Group, Inc. Class A                       30,075  1,015,031
*   Skyline Corp.                                                 6,917     72,421
    Sonic Corp.                                                  23,595    587,515
*   Sotheby's                                                    17,632    700,167

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
#*  Sportsman's Warehouse Holdings, Inc.                           4,249 $    31,613
    Standard Motor Products, Inc.                                 15,116     753,835
    Stein Mart, Inc.                                              29,078     106,425
*   Steven Madden, Ltd.                                           31,234   1,099,437
*   Stoneridge, Inc.                                              21,344     350,255
*   Strayer Education, Inc.                                        6,397     518,157
#   Sturm Ruger & Co., Inc.                                       12,810     675,727
    Superior Uniform Group, Inc.                                   6,427     109,388
    Tailored Brands, Inc.                                          1,953      41,501
#*  Tempur Sealy International, Inc.                               1,084      46,612
*   Tenneco, Inc.                                                 37,543   2,532,275
    Texas Roadhouse, Inc.                                         33,785   1,575,732
    Thor Industries, Inc.                                         23,758   2,458,953
#*  Tile Shop Holdings, Inc.                                      34,479     658,549
*   Tilly's, Inc. Class A                                            702       9,407
    Tower International, Inc.                                     12,678     332,164
#   Tupperware Brands Corp.                                       35,905   2,167,226
*   Universal Electronics, Inc.                                    8,226     489,447
*   Urban Outfitters, Inc.                                         9,030     239,656
*   US Auto Parts Network, Inc.                                   22,141      75,058
*   Visteon Corp.                                                 17,539   1,570,968
#   Wendy's Co. (The)                                            121,664   1,646,114
    Winmark Corp.                                                  1,277     141,428
#   Winnebago Industries, Inc.                                    21,856     686,278
    Wolverine World Wide, Inc.                                     3,288      77,235
#   World Wrestling Entertainment, Inc. Class A                   26,050     510,059
                                                                         -----------
Total Consumer Discretionary                                              83,480,609
                                                                         -----------
Consumer Staples -- (4.4%)
#   B&G Foods, Inc.                                               40,334   1,788,813
#*  Boston Beer Co., Inc. (The) Class A                            4,670     717,779
#   Calavo Growers, Inc.                                          13,140     726,642
*   Central Garden & Pet Co.                                       6,293     206,725
*   Central Garden & Pet Co. Class A                              22,646     697,044
#   Coca-Cola Bottling Co. Consolidated                            3,207     541,470
#*  Craft Brew Alliance, Inc.                                      5,258      79,922
    Dean Foods Co.                                                48,414     961,502
*   Farmer Brothers Co.                                            6,679     232,429
*   HRG Group, Inc.                                               82,029   1,380,548
    Inter Parfums, Inc.                                           19,660     670,406
    J&J Snack Foods Corp.                                          9,167   1,169,434
    John B. Sanfilippo & Son, Inc.                                 3,948     259,739
    Lancaster Colony Corp.                                        11,876   1,556,350
    Medifast, Inc.                                                 8,958     377,759
#   MGP Ingredients, Inc.                                         12,574     533,012
    National Beverage Corp.                                       19,515     979,458
#*  Natural Grocers by Vitamin Cottage, Inc.                       6,064      76,649
    Nu Skin Enterprises, Inc. Class A                             14,469     750,652
    Oil-Dri Corp. of America                                       2,325      78,236
#   PriceSmart, Inc.                                              15,578   1,319,456
*   Primo Water Corp.                                             19,673     254,175
    Rocky Mountain Chocolate Factory, Inc.                         2,500      27,400
#   Tootsie Roll Industries, Inc.                                  4,640     173,768

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Staples -- (Continued)
    United-Guardian, Inc.                                          2,424 $    37,087
*   USANA Health Sciences, Inc.                                   16,952   1,056,110
#   Vector Group, Ltd.                                            22,590     498,335
#   WD-40 Co.                                                     10,695   1,124,579
                                                                         -----------
Total Consumer Staples                                                    18,275,479
                                                                         -----------
Energy -- (1.0%)
#*  Carrizo Oil & Gas, Inc.                                       27,178     961,014
    Evolution Petroleum Corp.                                     17,788     154,756
*   Fairmount Santrol Holdings, Inc.                              34,230     428,559
*   Laredo Petroleum, Inc.                                        19,192     260,052
*   Parsley Energy, Inc. Class A                                  46,208   1,627,446
*   RigNet, Inc.                                                   5,573     110,067
*   TETRA Technologies, Inc.                                       9,231      45,786
    US Silica Holdings, Inc.                                       9,660     571,292
                                                                         -----------
Total Energy                                                               4,158,972
                                                                         -----------
Financials -- (6.4%)
    A-Mark Precious Metals, Inc.                                   2,083      39,515
#   Access National Corp.                                            904      24,119
    Ameris Bancorp                                                11,024     497,182
    AMERISAFE, Inc.                                                8,692     548,031
    Arrow Financial Corp.                                            300      10,590
#   Artisan Partners Asset Management, Inc. Class A               20,451     592,056
#   Bank of Hawaii Corp.                                           6,640     570,442
    BGC Partners, Inc. Class A                                   116,822   1,293,220
#*  BofI Holding, Inc.                                            12,261     361,699
    Carolina Financial Corp.                                         755      22,612
    CoBiz Financial, Inc.                                          2,600      45,552
    Cohen & Steers, Inc.                                          26,409     921,410
    Crawford & Co. Class A                                         2,219      20,504
#   Crawford & Co. Class B                                         1,438      17,429
*   Credit Acceptance Corp.                                          993     203,843
    CVB Financial Corp.                                           14,461     325,951
    Diamond Hill Investment Group, Inc.                            1,913     386,809
*   Donnelley Financial Solutions, Inc.                            8,103     195,120
*   Eagle Bancorp, Inc.                                            7,036     430,955
    Evercore Partners, Inc. Class A                               21,890   1,695,380
#   Federated Investors, Inc. Class B                             59,678   1,552,225
    Fifth Street Asset Management, Inc.                            3,462      26,484
#   Financial Engines, Inc.                                        6,847     263,952
    First Financial Bankshares, Inc.                              27,720   1,182,258
*   Franklin Financial Network, Inc.                               1,152      44,410
    Glacier Bancorp, Inc.                                          4,500     159,885
    Greenhill & Co., Inc.                                         36,387   1,075,236
    Hennessy Advisors, Inc.                                        2,163      60,153
    Hingham Institution for Savings                                   68      13,151
    Home BancShares, Inc.                                         28,624     771,131
    Houlihan Lokey, Inc.                                           1,985      61,734
    Interactive Brokers Group, Inc. Class A                       30,845   1,151,752
    Lakeland Financial Corp.                                      13,807     613,307
    LPL Financial Holdings, Inc.                                  41,781   1,641,993

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ -----------
Financials -- (Continued)
    Manning & Napier, Inc.                                        8,958 $    62,258
    Meta Financial Group, Inc.                                    5,009     440,041
    Moelis & Co. Class A                                         14,978     510,750
    Morningstar, Inc.                                             4,236     322,571
    OM Asset Management P.L.C.                                   56,166     791,941
*   Pacific Premier Bancorp, Inc.                                   300      11,805
*   PennyMac Financial Services, Inc. Class A                    17,755     300,059
    Preferred Bank                                                5,035     278,989
    Primerica, Inc.                                              17,887   1,349,574
    Pzena Investment Management, Inc. Class A                    10,213     102,028
    RLI Corp.                                                    18,879   1,121,790
#   ServisFirst Bancshares, Inc.                                 27,480   1,100,299
    Silvercrest Asset Management Group, Inc. Class A              5,400      75,060
    Stock Yards Bancorp, Inc.                                    18,089     810,387
    Tompkins Financial Corp.                                      6,855     620,720
    Universal Insurance Holdings, Inc.                           24,490     640,413
*   Veritex Holdings, Inc.                                        3,166      85,989
    Washington Trust Bancorp, Inc.                                7,946     433,057
    West Bancorporation, Inc.                                     7,676     175,013
#   Westamerica Bancorporation                                    2,868     162,759
    Westwood Holdings Group, Inc.                                 5,078     283,962
#   WisdomTree Investments, Inc.                                 48,561     500,178
                                                                        -----------
Total Financials                                                         26,999,733
                                                                        -----------
Health Care -- (9.7%)
*   Addus HomeCare Corp.                                          3,600     122,940
#*  Air Methods Corp.                                             1,233      44,018
#*  Akorn, Inc.                                                  17,369     331,748
*   Amedisys, Inc.                                               19,097     875,025
*   AMN Healthcare Services, Inc.                                33,305   1,193,984
#*  Amphastar Pharmaceuticals, Inc.                              21,532     339,129
#*  ANI Pharmaceuticals, Inc.                                     4,945     298,925
*   Anika Therapeutics, Inc.                                     10,367     523,948
    Atrion Corp.                                                  1,270     620,522
*   BioSpecifics Technologies Corp.                               4,944     253,578
*   BioTelemetry, Inc.                                           21,198     488,614
    Bruker Corp.                                                    300       7,119
*   Cambrex Corp.                                                22,303   1,169,792
    Cantel Medical Corp.                                         25,218   1,952,125
#*  Capital Senior Living Corp.                                  22,520     375,408
*   Catalent, Inc.                                               60,080   1,607,741
*   Charles River Laboratories International, Inc.                9,288     750,470
#   Chemed Corp.                                                 10,083   1,674,686
*   Civitas Solutions, Inc.                                      13,279     243,006
#   Computer Programs & Systems, Inc.                               965      21,809
*   CorVel Corp.                                                 12,169     466,681
*   Cross Country Healthcare, Inc.                               11,615     168,069
    CryoLife, Inc.                                               20,205     383,895
#*  Cynosure, Inc. Class A                                       13,261     708,137
*   Electromed, Inc.                                              5,391      21,348
*   Enanta Pharmaceuticals, Inc.                                  1,725      57,141
    Ensign Group, Inc. (The)                                     25,288     514,358
*   Envision Healthcare Corp.                                     4,002     272,136

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ -----------
Health Care -- (Continued)
*   Enzo Biochem, Inc.                                           34,691 $   231,736
*   Five Prime Therapeutics, Inc.                                18,243     835,712
*   Globus Medical, Inc. Class A                                 30,354     800,131
    HealthSouth Corp.                                            16,447     638,473
*   HMS Holdings Corp.                                           55,049     999,690
*   ICU Medical, Inc.                                             6,083     833,979
*   INC Research Holdings, Inc. Class A                          44,039   2,334,067
#*  Integra LifeSciences Holdings Corp.                          30,652   1,279,108
*   IRIDEX Corp.                                                  3,166      44,166
    Landauer, Inc.                                                6,489     333,210
    LeMaitre Vascular, Inc.                                       8,606     195,442
*   LHC Group, Inc.                                                 388      19,450
*   Luminex Corp.                                                21,304     430,767
*   Masimo Corp.                                                 37,541   2,762,267
#   Meridian Bioscience, Inc.                                    29,401     385,153
*   Merit Medical Systems, Inc.                                  21,425     544,195
#   National Research Corp. Class A                              11,399     198,913
    National Research Corp. Class B                                 150       6,087
*   Natus Medical, Inc.                                          19,005     742,145
#*  Nektar Therapeutics                                          13,967     169,140
#*  NuVasive, Inc.                                                4,122     291,714
*   Omnicell, Inc.                                               24,241     870,252
*   OraSure Technologies, Inc.                                   34,735     306,363
*   Orthofix International NV                                    10,388     373,345
    Owens & Minor, Inc.                                          28,004   1,004,784
#*  PAREXEL International Corp.                                  22,302   1,580,989
    Phibro Animal Health Corp. Class A                           13,782     367,979
*   PRA Health Sciences, Inc.                                       901      52,790
*   Prestige Brands Holdings, Inc.                               24,166   1,274,998
    Psychemedics Corp.                                            4,187      79,009
*   RadNet, Inc.                                                 34,042     197,444
*   SciClone Pharmaceuticals, Inc.                               27,341     277,511
    Simulations Plus, Inc.                                        9,832      98,320
*   Sucampo Pharmaceuticals, Inc. Class A                        33,644     375,131
*   Supernus Pharmaceuticals, Inc.                                3,548      95,973
*   Surgical Care Affiliates, Inc.                               23,445   1,324,643
*   Surmodics, Inc.                                               8,362     202,360
#*  Team Health Holdings, Inc.                                    1,320      57,367
#*  Tenet Healthcare Corp.                                       45,631     802,649
*   Titan Pharmaceuticals, Inc.                                   7,832      34,069
*   Tivity Health, Inc.                                          27,787     712,737
    US Physical Therapy, Inc.                                     9,474     664,601
    Utah Medical Products, Inc.                                   2,083     129,563
*   Vascular Solutions, Inc.                                        716      40,060
*   Xencor, Inc.                                                  4,586     109,284
                                                                        -----------
Total Health Care                                                        40,594,118
                                                                        -----------
Industrials -- (21.2%)
    AAON, Inc.                                                   37,124   1,260,360
    ABM Industries, Inc.                                            993      40,107
#   Advanced Drainage Systems, Inc.                              34,844     839,740
*   Air Transport Services Group, Inc.                           33,736     544,162
    Albany International Corp. Class A                           18,848     894,338

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Industrials -- (Continued)
    Allegiant Travel Co.                                          7,065 $1,215,180
    Allied Motion Technologies, Inc.                              5,456    120,250
    Altra Industrial Motion Corp.                                17,243    643,164
*   American Woodmark Corp.                                      11,818    841,442
#   Apogee Enterprises, Inc.                                     16,934    966,593
#   Applied Industrial Technologies, Inc.                        14,485    875,618
    Argan, Inc.                                                   9,749    718,989
#*  Armstrong World Industries, Inc.                             33,090  1,321,945
    Astec Industries, Inc.                                       13,364    935,213
*   Astronics Corp.                                              11,509    377,610
*   Astronics Corp. Class B                                       1,677     55,131
*   Avis Budget Group, Inc.                                      46,204  1,719,713
    AZZ, Inc.                                                    18,787  1,118,766
    Barrett Business Services, Inc.                               4,073    244,828
    Brady Corp. Class A                                          23,659    860,005
    Brink's Co. (The)                                            32,135  1,430,007
#*  Builders FirstSource, Inc.                                   76,528    823,441
    BWX Technologies, Inc.                                        2,426    100,655
*   Casella Waste Systems, Inc. Class A                           2,102     24,299
    CEB, Inc.                                                    11,519    880,628
    CIRCOR International, Inc.                                    7,511    467,785
    CLARCOR, Inc.                                                 7,240    599,544
*   Clean Harbors, Inc.                                          25,851  1,434,730
    Comfort Systems USA, Inc.                                    28,973    980,736
*   Continental Building Products, Inc.                          26,114    607,151
#   Covanta Holding Corp.                                        64,791  1,043,135
    Crane Co.                                                     3,023    217,777
#   Deluxe Corp.                                                 20,978  1,528,247
    Douglas Dynamics, Inc.                                       15,040    508,352
*   DXP Enterprises, Inc.                                         9,078    343,330
#*  Dycom Industries, Inc.                                       19,091  1,539,880
    EnerSys                                                       6,101    475,573
    EnPro Industries, Inc.                                          295     20,033
    ESCO Technologies, Inc.                                         700     40,740
    Exponent, Inc.                                               19,402  1,126,286
    Federal Signal Corp.                                         17,906    278,259
    Forward Air Corp.                                            19,835    955,849
*   Franklin Covey Co.                                            4,946     86,555
    Franklin Electric Co., Inc.                                  16,629    670,980
    G&K Services, Inc. Class A                                    9,843    945,519
*   Generac Holdings, Inc.                                       35,444  1,426,975
#   General Cable Corp.                                          30,604    621,261
*   Gibraltar Industries, Inc.                                   19,945    875,586
    Global Brass & Copper Holdings, Inc.                         15,751    522,146
*   Goldfield Corp. (The)                                        24,447    147,904
    Gorman-Rupp Co. (The)                                        10,531    341,836
*   GP Strategies Corp.                                          10,146    260,752
    Granite Construction, Inc.                                    9,069    509,043
    H&E Equipment Services, Inc.                                 24,047    621,855
    Harsco Corp.                                                 56,763    757,786
#*  Hawaiian Holdings, Inc.                                      32,490  1,655,365
#   Healthcare Services Group, Inc.                              44,087  1,752,458
#   Heartland Express, Inc.                                      55,776  1,148,986

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Industrials -- (Continued)
#   HEICO Corp.                                                   1,114 $   85,722
    HEICO Corp. Class A                                           1,060     70,278
    Herman Miller, Inc.                                          27,152    847,142
*   Hill International, Inc.                                      2,037     11,000
    Hillenbrand, Inc.                                            27,420  1,002,201
    HNI Corp.                                                    21,944  1,106,197
*   Hub Group, Inc. Class A                                      20,150    893,652
*   Hudson Technologies, Inc.                                    19,693    142,971
*   Huttig Building Products, Inc.                                1,713     11,528
    Hyster-Yale Materials Handling, Inc.                            334     20,548
*   IES Holdings, Inc.                                           12,695    247,553
    Insperity, Inc.                                              15,707  1,123,050
    Insteel Industries, Inc.                                     12,647    468,445
    Interface, Inc.                                              43,390    789,698
    ITT, Inc.                                                    17,544    717,023
    John Bean Technologies Corp.                                 16,832  1,453,443
    Kaman Corp.                                                  11,428    577,457
    Kforce, Inc.                                                 14,769    339,687
    Kimball International, Inc. Class B                          24,909    416,728
#   Knight Transportation, Inc.                                  35,512  1,186,101
    Knoll, Inc.                                                  33,179    866,304
    Landstar System, Inc.                                        25,587  2,164,660
*   Lawson Products, Inc.                                         4,235    109,475
    Lindsay Corp.                                                 2,543    191,590
    LSC Communications, Inc.                                      9,503    249,169
*   Lydall, Inc.                                                 11,596    707,356
#*  Manitowoc Foodservice, Inc.                                     891     17,089
*   Masonite International Corp.                                  1,985    132,201
*   MasTec, Inc.                                                 28,531  1,062,780
    Matson, Inc.                                                 28,631  1,020,981
    Matthews International Corp. Class A                         11,648    785,658
    McGrath RentCorp                                              2,301     88,082
*   Mercury Systems, Inc.                                         8,202    276,571
*   Mistras Group, Inc.                                          15,504    357,832
*   Moog, Inc. Class A                                            4,318    284,427
    MSA Safety, Inc.                                             15,934  1,136,891
    Mueller Industries, Inc.                                      5,143    207,057
    Mueller Water Products, Inc. Class A                         98,327  1,323,481
#   Multi-Color Corp.                                            11,339    875,371
*   NCI Building Systems, Inc.                                   48,575    777,200
#*  NV5 Global, Inc.                                              5,324    216,953
    Omega Flex, Inc.                                              2,704    128,251
*   On Assignment, Inc.                                          22,563  1,021,653
    Park-Ohio Holdings Corp.                                      2,936    131,680
*   Patrick Industries, Inc.                                     11,425    933,994
*   PGT Innovations, Inc.                                        35,049    403,064
    Primoris Services Corp.                                      24,763    614,618
    Quad/Graphics, Inc.                                          24,679    646,343
    Raven Industries, Inc.                                       21,637    542,007
*   RBC Bearings, Inc.                                           11,269  1,043,847
*   Rexnord Corp.                                                42,724    943,773
    RR Donnelley & Sons Co.                                      25,341    434,598
    Simpson Manufacturing Co., Inc.                               4,523    196,841

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ -----------
Industrials -- (Continued)
*   SP Plus Corp.                                                 4,905 $   135,869
*   Spirit Airlines, Inc.                                        11,229     606,815
*   SPX Corp.                                                    27,039     674,623
    Standex International Corp.                                   8,202     715,214
    Steelcase, Inc. Class A                                      37,706     633,461
    Sun Hydraulics Corp.                                         15,289     599,023
    Supreme Industries, Inc. Class A                              8,604     157,969
#*  Swift Transportation Co.                                     50,897   1,161,979
#*  TASER International, Inc.                                    39,404     984,312
#*  Team, Inc.                                                   17,191     577,618
*   Teledyne Technologies, Inc.                                     878     107,880
    Tennant Co.                                                  11,638     805,932
    Tetra Tech, Inc.                                             13,066     570,984
*   Trex Co., Inc.                                               21,694   1,469,335
*   TriNet Group, Inc.                                           51,774   1,316,613
*   Univar, Inc.                                                 30,000     894,600
    Universal Forest Products, Inc.                               4,928     501,227
    Universal Logistics Holdings, Inc.                            9,413     136,018
    US Ecology, Inc.                                             14,609     748,711
    Valmont Industries, Inc.                                      5,074     730,656
*   Vectrus, Inc.                                                 2,550      57,477
    Viad Corp.                                                   12,800     561,280
*   Vicor Corp.                                                   3,881      59,379
*   Willdan Group, Inc.                                           7,915     212,201
                                                                        -----------
Total Industrials                                                        89,185,995
                                                                        -----------
Information Technology -- (16.3%)
*   ACI Worldwide, Inc.                                          55,524   1,077,166
*   Acxiom Corp.                                                 21,981     573,704
*   Advanced Energy Industries, Inc.                             23,836   1,402,510
    American Software, Inc. Class A                              13,542     142,056
*   Applied Optoelectronics, Inc.                                 8,331     256,262
#*  Asure Software, Inc.                                          1,885      19,962
    Badger Meter, Inc.                                           18,128     698,834
    Belden, Inc.                                                 16,857   1,289,055
#   Blackbaud, Inc.                                              27,883   1,829,404
#*  Blackhawk Network Holdings, Inc.                             14,390     513,723
    Cabot Microelectronics Corp.                                 16,049   1,083,468
*   CalAmp Corp.                                                 23,183     348,209
*   Carbonite, Inc.                                               3,173      54,734
*   Cardtronics P.L.C. Class A                                   26,702   1,457,395
    Cass Information Systems, Inc.                                6,892     453,287
#*  Ciena Corp.                                                  37,898     922,437
#*  Cimpress NV                                                  18,911   1,595,899
*   Cirrus Logic, Inc.                                           27,868   1,680,998
*   Coherent, Inc.                                               12,509   1,973,045
*   CoreLogic, Inc.                                              37,773   1,332,254
    CSG Systems International, Inc.                              23,063   1,116,249
*   CyberOptics Corp.                                             2,000      72,000
*   DHI Group, Inc.                                              22,607     128,860
    DST Systems, Inc.                                             2,238     257,706
    EarthLink Holdings Corp.                                     82,933     531,601
*   Eastman Kodak Co.                                             4,844      64,910

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Information Technology -- (Continued)
*   Entegris, Inc.                                                51,434 $  964,387
#*  Envestnet, Inc.                                                3,167    119,713
*   ePlus, Inc.                                                    4,756    532,910
*   Euronet Worldwide, Inc.                                        5,986    428,119
*   ExlService Holdings, Inc.                                     19,312    887,386
*   Fabrinet                                                      24,111  1,015,796
    Fair Isaac Corp.                                               9,267  1,142,621
*   Finisar Corp.                                                 40,913  1,209,797
    Forrester Research, Inc.                                       5,119    208,855
    GlobalSCAPE, Inc.                                             14,606     56,963
*   Globant SA                                                    20,285    672,448
*   GrubHub, Inc.                                                 25,533  1,060,896
*   GTT Communications, Inc.                                      27,833    786,282
    Hackett Group, Inc. (The)                                     22,445    364,731
*   IEC Electronics Corp.                                          1,200      4,344
*   II-VI, Inc.                                                    1,813     66,174
*   Image Sensing Systems, Inc.                                    5,646     20,890
#*  Inphi Corp.                                                    8,395    384,659
*   Integrated Device Technology, Inc.                            12,698    319,863
    InterDigital, Inc.                                            20,174  1,884,252
*   Internap Corp.                                                 4,381      7,229
*   Inuvo, Inc.                                                    6,300      9,765
*   Itron, Inc.                                                   16,646  1,027,058
*   Ixia                                                          39,474    767,769
#   j2 Global, Inc.                                               17,773  1,489,555
*   Kemet Corp.                                                   27,708    192,293
*   Lionbridge Technologies, Inc.                                 31,053    177,623
    Littelfuse, Inc.                                                 578     91,156
*   Manhattan Associates, Inc.                                       426     21,837
    MAXIMUS, Inc.                                                 14,478    798,317
*   MaxLinear, Inc. Class A                                       30,400    777,632
    Mentor Graphics Corp.                                         24,409    900,936
#   Mesa Laboratories, Inc.                                        2,478    295,229
    Methode Electronics, Inc.                                     24,120  1,014,246
*   MicroStrategy, Inc. Class A                                    4,699    945,909
    MKS Instruments, Inc.                                         13,154    866,849
    Monotype Imaging Holdings, Inc.                               21,526    471,419
*   Nanometrics, Inc.                                             15,476    397,888
*   Napco Security Technologies, Inc.                             11,838    113,645
*   NETGEAR, Inc.                                                  7,960    452,924
    NIC, Inc.                                                     47,864  1,153,522
*   Novanta, Inc.                                                 17,361    388,018
    NVE Corp.                                                      2,794    216,786
#*  Oclaro, Inc.                                                 106,459  1,044,363
*   OSI Systems, Inc.                                             12,510    934,122
#*  Paycom Software, Inc.                                         35,245  1,629,729
*   PDF Solutions, Inc.                                           16,355    368,151
    Pegasystems, Inc.                                             44,651  1,732,459
*   PFSweb, Inc.                                                   6,652     49,957
*   Planet Payment, Inc.                                          31,900    134,618
    Plantronics, Inc.                                             25,112  1,420,837
    Power Integrations, Inc.                                       8,655    614,505
    Progress Software Corp.                                       31,315    877,446

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ -----------
Information Technology -- (Continued)
*   Radisys Corp.                                                22,176 $    97,796
*   Rambus, Inc.                                                 69,818     906,238
    Reis, Inc.                                                    3,793      75,860
    Science Applications International Corp.                     25,978   2,115,129
*   Semtech Corp.                                                36,367   1,198,293
*   Silicon Laboratories, Inc.                                   16,579   1,080,951
*   StarTek, Inc.                                                15,953     138,153
#*  Synaptics, Inc.                                              16,491     929,763
#*  Synchronoss Technologies, Inc.                               27,173   1,046,704
*   Tangoe, Inc.                                                  1,100       8,008
    TeleTech Holdings, Inc.                                      29,396     870,122
    Tessera Holding Corp.                                        27,320   1,234,864
    TransAct Technologies, Inc.                                   1,815      12,523
*   Travelzoo, Inc.                                              10,307      94,309
*   Ubiquiti Networks, Inc.                                      29,808   1,860,019
#*  VeriFone Systems, Inc.                                       37,944     689,442
*   Web.com Group, Inc.                                          29,515     559,309
#*  WebMD Health Corp.                                           17,451     870,630
*   XO Group, Inc.                                               16,405     308,906
*   Zedge, Inc. Class B                                           3,025      10,013
*   Zix Corp.                                                     8,942      42,653
                                                                        -----------
Total Information Technology                                             68,540,291
                                                                        -----------
Materials -- (6.2%)
    A Schulman, Inc.                                             18,500     638,250
*   AdvanSix, Inc.                                               18,467     474,417
    Balchem Corp.                                                18,280   1,558,187
*   Berry Plastics Group, Inc.                                    3,644     185,953
    Cabot Corp.                                                     537      29,734
    Chase Corp.                                                   6,535     575,080
#   Compass Minerals International, Inc.                         14,327   1,197,737
    Deltic Timber Corp.                                           7,962     604,873
*   Ferro Corp.                                                  55,608     786,297
    Gold Resource Corp.                                          25,386     136,577
    Greif, Inc. Class A                                          10,517     605,569
    Greif, Inc. Class B                                             733      52,190
    Hawkins, Inc.                                                 1,571      84,284
    HB Fuller Co.                                                21,012   1,037,362
*   Headwaters, Inc.                                             50,143   1,161,813
*   Ingevity Corp.                                               13,315     740,181
    Innophos Holdings, Inc.                                      12,809     623,030
    Innospec, Inc.                                               15,185   1,083,450
    KapStone Paper and Packaging Corp.                            3,219      77,192
    KMG Chemicals, Inc.                                           6,301     232,255
*   Kraton Corp.                                                  7,624     204,781
*   Louisiana-Pacific Corp.                                      34,407     658,206
    Minerals Technologies, Inc.                                  12,660   1,014,699
#*  Multi Packaging Solutions International, Ltd.                 1,539      27,425
    Myers Industries, Inc.                                       20,489     282,748
    Neenah Paper, Inc.                                           11,217     921,477
*   OMNOVA Solutions, Inc.                                       29,813     271,298
*   Owens-Illinois, Inc.                                          7,087     133,944
#   PolyOne Corp.                                                42,981   1,466,082

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                   SHARES      VALUE+
                                                                  --------- ------------
Materials -- (Continued)
     Quaker Chemical Corp.                                            7,801 $  1,002,429
#    Rayonier Advanced Materials, Inc.                               27,669      375,468
     Schweitzer-Mauduit International, Inc.                          17,027      754,807
     Silgan Holdings, Inc.                                           24,197    1,415,766
     Stepan Co.                                                      13,865    1,082,995
*    Summit Materials, Inc. Class A                                  11,224      281,722
*    SunCoke Energy, Inc.                                            40,297      355,420
     Tredegar Corp.                                                   9,361      208,282
     Trinseo SA                                                      27,499    1,780,560
#*   US Concrete, Inc.                                                9,793      641,442
     Worthington Industries, Inc.                                    27,814    1,329,231
                                                                            ------------
Total Materials                                                               26,093,213
                                                                            ------------
Real Estate -- (0.6%)
*    Altisource Portfolio Solutions SA                               11,029      314,327
     HFF, Inc. Class A                                               43,484    1,290,605
#    Kennedy-Wilson Holdings, Inc.                                    1,423       29,100
*    Marcus & Millichap, Inc.                                        22,024      567,558
     RMR Group, Inc. (The) Class A                                    7,230      345,594
                                                                            ------------
Total Real Estate                                                              2,547,184
                                                                            ------------
Telecommunication Services -- (1.1%)
#*   Boingo Wireless, Inc.                                           21,676      253,609
#    Cogent Communications Holdings, Inc.                             7,753      324,075
#    Consolidated Communications Holdings, Inc.                      38,787    1,020,486
*    FairPoint Communications, Inc.                                   4,194       77,589
*    General Communication, Inc. Class A                             18,538      372,985
     IDT Corp. Class B                                               14,556      279,475
     Inteliquent, Inc.                                               12,104      277,182
*    Lumos Networks Corp.                                            14,694      227,316
     Shenandoah Telecommunications Co.                               36,266      988,249
*    Vonage Holdings Corp.                                          124,593      883,364
                                                                            ------------
Total Telecommunication Services                                               4,704,330
                                                                            ------------
Utilities -- (0.2%)
     Ormat Technologies, Inc.                                        18,300      982,710
                                                                            ------------
TOTAL COMMON STOCKS                                                          365,562,634
                                                                            ------------
TOTAL INVESTMENT SECURITIES                                                  365,562,634
                                                                            ------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
     State Street Institutional U.S. Government Money Market
       Fund, 0.420%                                               2,553,029    2,553,029
                                                                            ------------
SECURITIES LENDING COLLATERAL -- (12.4%)
(S)@ DFA Short Term Investment Fund                               4,514,164   52,237,910
                                                                            ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $357,074,181)^^                         $420,353,573
                                                                            ============

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ----------------------------------------------
                                                                LEVEL 1      LEVEL 2   LEVEL 3     TOTAL
                                                             ------------  ----------- ------- ------------
Common Stocks
   Consumer Discretionary                                    $ 83,480,609           --   --    $ 83,480,609
   Consumer Staples                                            18,275,479           --   --      18,275,479
   Energy                                                       4,158,972           --   --       4,158,972
   Financials                                                  26,999,733           --   --      26,999,733
   Health Care                                                 40,594,118           --   --      40,594,118
   Industrials                                                 89,185,995           --   --      89,185,995
   Information Technology                                      68,540,291           --   --      68,540,291
   Materials                                                   26,093,213           --   --      26,093,213
   Real Estate                                                  2,547,184           --   --       2,547,184
   Telecommunication Services                                   4,704,330           --   --       4,704,330
   Utilities                                                      982,710           --   --         982,710
Temporary Cash Investments                                      2,553,029           --   --       2,553,029
Securities Lending Collateral                                          --  $52,237,910   --      52,237,910
Futures Contracts**                                                (2,668)          --   --          (2,668)
                                                             ------------  -----------   --    ------------
TOTAL                                                        $368,112,995  $52,237,910   --    $420,350,905
                                                             ============  ===========   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                   INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                 SHARES    VALUE++
                                                                 ------- -----------
COMMON STOCKS -- (95.2%)
AUSTRALIA -- (6.0%)
#   Adelaide Brighton, Ltd.                                       12,260 $    47,638
    Amcor, Ltd.                                                  122,753   1,332,363
    Ansell, Ltd.                                                  10,787     194,430
    Aristocrat Leisure, Ltd.                                      58,372     676,928
    Brambles, Ltd.                                               126,741   1,001,636
    Caltex Australia, Ltd.                                        14,564     316,077
    CIMIC Group, Ltd.                                              5,853     152,347
    Coca-Cola Amatil, Ltd.                                        39,383     291,251
    Cochlear, Ltd.                                                 5,790     550,016
    Commonwealth Bank of Australia                                44,456   2,754,497
    Computershare, Ltd.                                           29,270     286,262
    CSL, Ltd.                                                     21,798   1,858,280
#   Domino's Pizza Enterprises, Ltd.                               3,294     148,605
#   Evolution Mining, Ltd.                                        48,407      78,726
    Macquarie Group, Ltd.                                         14,945     959,700
    Magellan Financial Group, Ltd.                                14,276     254,674
    Medibank Pvt, Ltd.                                           178,857     366,538
    Orica, Ltd.                                                   31,084     442,481
    Orora, Ltd.                                                   66,670     144,256
    Qantas Airways, Ltd.                                         112,091     289,737
    Ramsay Health Care, Ltd.                                      14,444     732,099
#   REA Group, Ltd.                                                5,972     238,418
    Seek, Ltd.                                                    21,554     236,245
    Tabcorp Holdings, Ltd.                                        24,721      88,854
    Telstra Corp., Ltd.                                          193,630     734,640
#   TPG Telecom, Ltd.                                             15,461      75,954
    Woolworths, Ltd.                                              42,259     788,654
                                                                         -----------
TOTAL AUSTRALIA                                                           15,041,306
                                                                         -----------
AUSTRIA -- (0.1%)
    ANDRITZ AG                                                     2,842     153,610
    Voestalpine AG                                                 3,286     139,337
                                                                         -----------
TOTAL AUSTRIA                                                                292,947
                                                                         -----------
BELGIUM -- (0.8%)
    Anheuser-Busch InBev SA/NV                                    12,579   1,313,474
    Colruyt SA                                                     1,607      78,648
    Proximus SADP                                                  8,284     237,914
    Umicore SA                                                     5,392     302,030
                                                                         -----------
TOTAL BELGIUM                                                              1,932,066
                                                                         -----------
CANADA -- (8.6%)
    Agnico Eagle Mines, Ltd.                                       9,779     466,458
    Agrium, Inc.                                                   6,149     632,794
    Alimentation Couche-Tard, Inc. Class B                        18,670     855,269
    ARC Resources, Ltd.                                            2,700      42,017
    BCE, Inc.                                                      7,401     333,635
    CAE, Inc.(124765108)                                          21,511     305,456
    CAE, Inc.(2162760)                                             2,400      34,084
    Canadian Imperial Bank of Commerce                            14,411   1,227,817
    Canadian National Railway Co.                                 31,209   2,169,650

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------ -----------
CANADA -- (Continued)
    Canadian Pacific Railway, Ltd.                                5,975 $   903,061
#   Canadian Tire Corp., Ltd. Class A                             5,600     595,569
    CCL Industries, Inc. Class B                                  1,700     349,864
*   CGI Group, Inc. Class A(2159740)                              3,494     168,007
*   CGI Group, Inc. Class A(39945C109)                            7,619     366,398
#   CI Financial Corp.                                           16,761     350,355
    Cineplex, Inc.                                                2,000      80,523
    Cogeco Communications, Inc.                                   1,200      65,475
    Constellation Software, Inc.                                  1,745     788,157
    Dollarama, Inc.                                              10,500     795,216
    George Weston, Ltd.                                           6,500     554,367
    Gildan Activewear, Inc.                                       7,598     198,840
    IGM Financial, Inc.                                           9,600     295,027
#   Inter Pipeline, Ltd.                                         19,713     427,513
    Jean Coutu Group PJC, Inc. (The) Class A                      3,900      61,291
    Keyera Corp.                                                  9,500     278,886
    Loblaw Cos., Ltd.                                             6,000     315,343
    Metro, Inc.                                                  12,300     373,655
    National Bank of Canada                                       1,400      60,433
#   Northland Power, Inc.                                        10,923     200,958
    Onex Corp.                                                    1,100      76,977
    Open Text Corp.                                              11,782     403,769
    Peyto Exploration & Development Corp.                        11,587     252,176
    Quebecor, Inc. Class B                                        7,633     229,884
    Restaurant Brands International, Inc.                         8,850     434,118
    Ritchie Bros Auctioneers, Inc.                                6,716     217,867
    Rogers Communications, Inc. Class B                          15,184     658,986
    Royal Bank of Canada(780087102)                              16,206   1,164,725
    Royal Bank of Canada(2754383)                                22,390   1,609,843
    Saputo, Inc.                                                 14,374     529,228
    Shaw Communications, Inc. Class B                            36,026     777,801
    Thomson Reuters Corp.                                        10,996     493,061
    TransCanada Corp.                                            16,096     760,053
    Waste Connections, Inc.(BYQFRK5)                              3,561     285,591
    Waste Connections, Inc.(94106B101)                            5,784     464,455
                                                                        -----------
TOTAL CANADA                                                             21,654,652
                                                                        -----------
DENMARK -- (1.3%)
    Novo Nordisk A.S. Class B                                    59,074   2,134,919
    Pandora A.S.                                                  7,793   1,021,263
                                                                        -----------
TOTAL DENMARK                                                             3,156,182
                                                                        -----------
FINLAND -- (0.7%)
    Elisa Oyj                                                     8,134     274,096
#   Kone Oyj Class B                                             15,078     681,690
    Neste Oyj                                                     8,795     306,005
    Orion Oyj Class A                                             1,076      49,866
    Orion Oyj Class B                                             4,811     223,946

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
FINLAND -- (Continued)
#   Wartsila Oyj Abp                                               3,514 $   176,470
                                                                         -----------
TOTAL FINLAND                                                              1,712,073
                                                                         -----------
FRANCE -- (8.2%)
    Accor SA                                                       6,833     276,914
    Aeroports de Paris                                               990     109,858
    Air Liquide SA                                                13,604   1,468,738
    Airbus SE                                                     20,353   1,379,628
    Atos SE                                                        6,969     741,462
    Bureau Veritas SA                                             22,354     437,770
    Carrefour SA                                                  58,409   1,428,876
    Christian Dior SE                                              2,546     546,538
    Cie Generale des Etablissements Michelin                      16,261   1,746,958
    Danone SA                                                      9,951     623,815
    Dassault Systemes SE                                           2,873     222,408
    Eiffage SA                                                     5,949     427,672
    Essilor International SA                                       4,080     478,650
    Eurofins Scientific SE                                           274     123,015
    Faurecia                                                       7,617     330,955
    Groupe Eurotunnel SE                                          23,305     216,789
    Hermes International                                           1,059     460,228
    Iliad SA                                                       2,257     482,661
    Ingenico Group SA                                              1,919     161,822
    Ipsen SA                                                         791      61,292
    Legrand SA                                                     7,355     427,187
    LVMH Moet Hennessy Louis Vuitton SE                            8,189   1,650,272
    Publicis Groupe SA                                             7,594     521,700
    Safran SA                                                     14,362     973,553
    Sartorius Stedim Biotech                                       1,492      90,283
    SEB SA                                                           913     114,815
    SES SA                                                        25,628     498,330
*   SFR Group SA                                                   9,481     275,478
    Societe BIC SA                                                   908     118,722
#   Sodexo SA                                                      6,610     730,949
    Teleperformance                                                2,532     271,049
    Thales SA                                                      7,834     734,944
    Valeo SA                                                      24,854   1,519,067
    Vinci SA                                                      16,564   1,161,079
                                                                         -----------
TOTAL FRANCE                                                              20,813,477
                                                                         -----------
GERMANY -- (8.7%)
    Adidas AG                                                      6,041     953,299
    BASF SE                                                       22,754   2,196,529
    Bayer AG                                                      29,308   3,255,506
    Brenntag AG                                                    8,438     490,899
    Continental AG                                                 5,467   1,070,239
    Covestro AG                                                    4,225     317,947
*   Deutsche Boerse AG                                             8,391     774,267
    Deutsche Post AG                                              36,905   1,238,717
    Deutsche Telekom AG                                          159,217   2,787,411
#   E.ON SE                                                       68,853     530,380
    Fielmann AG                                                    1,690     118,140

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
GERMANY -- (Continued)
    Fresenius Medical Care AG & Co. KGaA                           3,942 $   321,765
    Fresenius SE & Co. KGaA                                       13,593   1,075,814
    Fuchs Petrolub SE                                              2,112      89,162
    Hochtief AG                                                    1,462     208,409
    Infineon Technologies AG                                      65,193   1,199,637
    KION Group AG                                                  3,691     224,944
    Merck KGaA                                                     3,339     368,398
    MTU Aero Engines AG                                            1,465     175,490
    ProSiebenSat.1 Media SE                                       18,700     795,523
    Rational AG                                                      183      83,092
    RTL Group SA                                                   3,682     281,295
    Siemens AG                                                    13,987   1,809,336
    Symrise AG                                                     6,377     383,975
    ThyssenKrupp AG                                               24,984     632,915
    United Internet AG                                            10,775     451,544
#   Wacker Chemie AG                                               1,374     166,059
                                                                         -----------
TOTAL GERMANY                                                             22,000,692
                                                                         -----------
HONG KONG -- (2.8%)
    AIA Group, Ltd.                                               27,200     168,405
#   ASM Pacific Technology, Ltd.                                  12,500     151,978
    Chow Tai Fook Jewellery Group, Ltd.                           65,800      55,943
    Galaxy Entertainment Group, Ltd.                             211,000   1,002,227
    Hang Seng Bank, Ltd.                                          21,600     440,272
    HKT Trust & HKT, Ltd.                                        305,000     426,844
#   Hong Kong & China Gas Co., Ltd.                              219,600     413,463
#   Hong Kong Exchanges and Clearing, Ltd.                        50,299   1,216,574
#   Kingston Financial Group, Ltd.                               272,000     120,033
#   MGM China Holdings, Ltd.                                      87,600     170,156
    PCCW, Ltd.                                                   459,976     279,189
    Prada SpA                                                     49,600     205,511
    Samsonite International SA                                   171,300     537,974
    Sands China, Ltd.                                             92,000     404,797
    Techtronic Industries Co., Ltd.                              154,000     532,625
    WH Group, Ltd.                                               769,500     584,468
#   Wynn Macau, Ltd.                                             133,200     242,241
                                                                         -----------
TOTAL HONG KONG                                                            6,952,700
                                                                         -----------
IRELAND -- (0.4%)
    Kerry Group P.L.C. Class A                                     3,629     255,167
    Paddy Power Betfair P.L.C.                                     3,453     361,052
    Smurfit Kappa Group P.L.C.                                    14,839     391,127
                                                                         -----------
TOTAL IRELAND                                                              1,007,346
                                                                         -----------
ISRAEL -- (0.4%)
    Bezeq The Israeli Telecommunication Corp., Ltd.              214,543     374,793
    Delek Group, Ltd.                                                440      95,003
    Elbit Systems, Ltd.                                            1,308     143,880
    Frutarom Industries, Ltd.                                      2,654     140,225
    Israel Chemicals, Ltd.                                        34,492     158,524
    Teva Pharmaceutical Industries, Ltd.                           2,817      92,757

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
ISRAEL -- (Continued)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR              742 $   24,805
                                                                        ----------
TOTAL ISRAEL                                                             1,029,987
                                                                        ----------
ITALY -- (1.8%)
    Atlantia SpA                                                 39,408    898,099
    Banca Mediolanum SpA                                         14,958    114,749
    CNH Industrial NV                                            91,330    811,347
    Davide Campari-Milano SpA                                     8,185     82,101
    Eni SpA                                                      57,163    878,928
    Ferrari NV(BD6G507)                                           5,441    339,185
    Ferrari NV(N3167Y103)                                         2,904    180,425
*   Fiat Chrysler Automobiles NV                                 54,412    595,782
*   Leonardo SpA                                                 23,891    307,797
    Luxottica Group SpA                                           4,342    233,134
    Prysmian SpA                                                  2,130     55,408
    Recordati SpA                                                 5,894    167,838
                                                                        ----------
TOTAL ITALY                                                              4,664,793
                                                                        ----------
JAPAN -- (22.0%)
    ABC-Mart, Inc.                                                1,900    110,616
    Ain Holdings, Inc.                                            1,400    102,625
    Air Water, Inc.                                               8,000    148,126
    Ajinomoto Co., Inc.                                          15,500    305,932
    Alps Electric Co., Ltd.                                      24,000    639,258
    Asahi Group Holdings, Ltd.                                   16,600    584,148
    Asahi Intecc Co., Ltd.                                        4,800    195,345
    Astellas Pharma, Inc.                                        80,000  1,073,742
    Bandai Namco Holdings, Inc.                                  12,500    344,259
    Bridgestone Corp.                                            21,487    788,055
    Brother Industries, Ltd.                                     21,700    400,536
#   Calbee, Inc.                                                  3,400    110,680
    Calsonic Kansei Corp.                                        13,000    206,669
    Canon, Inc.                                                   7,900    233,732
    Casio Computer Co., Ltd.                                     18,700    258,379
    Cosmos Pharmaceutical Corp.                                     800    147,733
    CyberAgent, Inc.                                             10,800    267,610
    Daifuku Co., Ltd.                                             6,400    141,482
    Daiichikosho Co., Ltd.                                        3,700    147,025
    Daikin Industries, Ltd.                                       9,300    923,141
    Daito Trust Construction Co., Ltd.                            4,100    573,177
    Daiwa House Industry Co., Ltd.                               23,600    639,138
    Dentsu, Inc.                                                  5,500    254,205
    Don Quijote Holdings Co., Ltd.                                4,300    156,070
    FamilyMart UNY Holdings Co., Ltd.                             5,500    348,476
    Fast Retailing Co., Ltd.                                      1,400    440,321
    FP Corp.                                                      2,200    105,000
    Fuji Electric Co., Ltd.                                      56,000    331,768
    Fuji Heavy Industries, Ltd.                                  32,900  1,316,529
    Fujitsu General, Ltd.                                         3,000     59,016
    Fujitsu, Ltd.                                                88,000    511,452
#*  GungHo Online Entertainment, Inc.                            41,400     89,898
#   Harmonic Drive Systems, Inc.                                    800     24,112

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Haseko Corp.                                                  31,500 $  347,177
    Hikari Tsushin, Inc.                                           1,800    164,492
    Hino Motors, Ltd.                                             33,500    353,437
#   HIS Co., Ltd.                                                  1,000     26,686
    Hoshizaki Corp.                                                1,100     89,640
    Hoya Corp.                                                    15,300    666,880
    Isuzu Motors, Ltd.                                             8,200    110,027
    Ito En, Ltd.                                                   5,300    176,128
    Itochu Techno-Solutions Corp.                                  2,400     64,557
    Izumi Co., Ltd.                                                4,200    178,091
    Japan Exchange Group, Inc.                                    28,300    420,639
    Japan Tobacco, Inc.                                           43,200  1,393,439
    Kajima Corp.                                                 102,000    710,923
#   Kakaku.com, Inc.                                              12,900    233,526
    Kaken Pharmaceutical Co., Ltd.                                 3,200    162,683
    Kao Corp.                                                     19,400    960,003
    KDDI Corp.                                                    98,300  2,641,162
    Keihan Holdings Co., Ltd.                                     38,000    253,117
    Kewpie Corp.                                                   5,300    132,484
    Kikkoman Corp.                                                 3,000     94,444
    Kirin Holdings Co., Ltd.                                      42,100    689,839
    Koito Manufacturing Co., Ltd.                                  9,300    493,324
    Konami Holdings Corp.                                          4,700    187,950
    Kose Corp.                                                     1,700    144,769
    Kubota Corp.                                                  27,200    432,406
    Kyudenko Corp.                                                 2,300     62,412
#   Lawson, Inc.                                                   6,100    445,256
    Lion Corp.                                                     5,000     86,966
    M3, Inc.                                                      18,300    491,661
    Matsumotokiyoshi Holdings Co., Ltd.                            1,900     94,461
    Megmilk Snow Brand Co., Ltd.                                   1,700     44,619
    MEIJI Holdings Co., Ltd.                                       4,400    340,808
    Minebea Mitsumi, Inc.                                         38,400    381,738
    Miraca Holdings, Inc.                                          5,300    241,551
    MISUMI Group, Inc.                                             5,700    106,497
    Mitsubishi Electric Corp.                                     58,000    882,682
    Mitsubishi Motors Corp.                                       27,900    151,138
#   MonotaRO Co., Ltd.                                             5,000    131,230
    Morinaga & Co., Ltd.                                           1,200     51,925
    Murata Manufacturing Co., Ltd.                                 7,800  1,050,538
    Nabtesco Corp.                                                 4,700    122,580
    NGK Insulators, Ltd.                                          21,300    417,642
    Nichirei Corp.                                                10,000    203,542
    Nidec Corp.                                                    3,000    281,680
    Nifco, Inc.                                                    5,200    261,821
    Nihon Kohden Corp.                                             3,400     78,016
    Nihon M&A Center, Inc.                                         5,900    172,077
    Nippon Paint Holdings Co., Ltd.                                7,800    227,523
    Nissan Chemical Industries, Ltd.                               5,400    192,813
    Nitori Holdings Co., Ltd.                                      3,700    414,665
    Nitto Denko Corp.                                              2,700    213,641
    Nomura Research Institute, Ltd.                                6,710    229,270
    NSK, Ltd.                                                      9,500    115,323

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    NTT Data Corp.                                                 8,100 $  408,217
    NTT DOCOMO, Inc.                                              55,900  1,336,572
    Obayashi Corp.                                                 2,600     24,768
    Olympus Corp.                                                 11,200    387,456
    Omron Corp.                                                    8,700    356,953
    Oracle Corp. Japan                                             3,800    212,917
*   Orient Corp.                                                  24,600     44,985
    Oriental Land Co., Ltd.                                        3,400    186,318
    Otsuka Corp.                                                   2,400    123,513
    Panasonic Corp.                                              118,200  1,229,863
    Park24 Co., Ltd.                                               9,400    259,447
#*  PeptiDream, Inc.                                               2,000     99,507
#   Pigeon Corp.                                                   9,600    260,799
#   Pilot Corp.                                                    1,900     77,093
*   Rakuten, Inc.                                                 26,600    265,526
    Recruit Holdings Co., Ltd.                                     9,800    429,001
    Relo Group, Inc.                                                 900    132,295
#   Resorttrust, Inc.                                              6,300    116,070
#   Ryohin Keikaku Co., Ltd.                                       1,400    262,440
    Sanrio Co., Ltd.                                                 800     15,689
    Sanwa Holdings Corp.                                          12,800    119,147
    Sawai Pharmaceutical Co., Ltd.                                 1,800     94,544
    SCREEN Holdings Co., Ltd.                                      2,000    125,079
    SCSK Corp.                                                     2,500     93,844
    Secom Co., Ltd.                                                5,300    383,283
#   Seibu Holdings, Inc.                                          13,800    232,531
    Seiko Epson Corp.                                             22,900    471,762
    Sekisui Chemical Co., Ltd.                                    33,700    549,901
    Seria Co., Ltd.                                                1,700    115,736
    Seven & I Holdings Co., Ltd.                                  30,200  1,205,836
#   Seven Bank, Ltd.                                              49,700    142,386
    Shimadzu Corp.                                                13,000    219,387
    Shimano, Inc.                                                  1,500    236,532
    Shimizu Corp.                                                 17,000    156,252
    Shionogi & Co., Ltd.                                           3,700    178,200
    Shiseido Co., Ltd.                                            10,400    290,670
#   Showa Shell Sekiyu K.K.                                        1,400     13,724
    Skylark Co., Ltd.                                             12,200    165,134
    SoftBank Group Corp.                                          49,540  3,816,548
    Sohgo Security Services Co., Ltd.                              3,500    131,690
    Sony Corp.                                                    50,500  1,529,026
    Stanley Electric Co., Ltd.                                     6,800    191,572
    Start Today Co., Ltd.                                         14,700    276,882
    Sundrug Co., Ltd.                                              1,700    117,234
    Suntory Beverage & Food, Ltd.                                  5,500    234,012
    Suzuki Motor Corp.                                            17,400    671,516
    Sysmex Corp.                                                   8,700    522,695
#   Taisei Corp.                                                  90,000    639,322
    Taiyo Nippon Sanso Corp.                                       9,500    112,196
    Takeda Pharmaceutical Co., Ltd.                               18,100    758,130
    TDK Corp.                                                      6,000    431,258
#   Temp Holdings Co., Ltd.                                        6,800    117,928
    Terumo Corp.                                                   7,200    266,356

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
JAPAN -- (Continued)
    Tokyo Electron, Ltd.                                           2,700 $   279,679
    Toray Industries, Inc.                                        57,000     493,559
    TOTO, Ltd.                                                     6,499     261,755
    Toyota Boshoku Corp.                                           8,200     181,806
*   Trend Micro, Inc.                                              6,300     244,483
    Tsuruha Holdings, Inc.                                         1,600     150,403
    Unicharm Corp.                                                 8,800     198,194
    USS Co., Ltd.                                                  9,700     170,247
    Welcia Holdings Co., Ltd.                                        600      33,022
#   Yahoo Japan Corp.                                             32,700     137,236
    Yamaha Motor Co., Ltd.                                        23,100     480,467
    Yamato Holdings Co., Ltd.                                     15,900     320,438
    Yamazaki Baking Co., Ltd.                                     10,000     201,107
    Yaskawa Electric Corp.                                        21,300     384,081
    Yokogawa Electric Corp.                                       11,900     190,162
    Zenkoku Hosho Co., Ltd.                                        3,900     134,985
    Zensho Holdings Co., Ltd.                                     10,200     175,113
                                                                         -----------
TOTAL JAPAN                                                               55,476,632
                                                                         -----------
NETHERLANDS -- (2.7%)
*   Altice NV Class A                                             24,950     547,749
*   Altice NV Class B                                              6,146     135,643
    GrandVision NV                                                 8,146     194,251
    Heineken NV                                                    5,276     394,587
#   Koninklijke KPN NV                                           332,172     956,978
    Koninklijke Vopak NV                                           3,457     148,496
    Randstad Holding NV                                            6,424     373,746
    RELX NV                                                       71,813   1,212,973
    Unilever NV(B12T3J1)                                           9,659     391,786
    Unilever NV(904784709)                                        44,193   1,796,445
    Wolters Kluwer NV                                             19,546     747,472
                                                                         -----------
TOTAL NETHERLANDS                                                          6,900,126
                                                                         -----------
NEW ZEALAND -- (0.3%)
    Fisher & Paykel Healthcare Corp., Ltd.                        60,982     388,862
    Spark New Zealand, Ltd.                                      146,416     377,266
                                                                         -----------
TOTAL NEW ZEALAND                                                            766,128
                                                                         -----------
NORWAY -- (0.7%)
    Aker ASA Class A                                               1,827      75,761
    Aker BP ASA                                                    8,093     147,256
    Bakkafrost P/F                                                 1,610      61,879
    Gjensidige Forsikring ASA                                     10,145     174,584
    Kongsberg Gruppen ASA                                          4,736      78,163
    Leroy Seafood Group ASA                                        1,986     110,574
    Marine Harvest ASA                                            20,171     356,136
    Salmar ASA                                                     2,108      59,663
    Telenor ASA                                                   35,474     562,350
    TGS Nopec Geophysical Co. ASA                                  3,441      82,617

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
NORWAY -- (Continued)
    Veidekke ASA                                                   4,272 $   63,488
                                                                         ----------
TOTAL NORWAY                                                              1,772,471
                                                                         ----------
SINGAPORE -- (1.0%)
    Dairy Farm International Holdings, Ltd.                       21,800    182,625
    Great Eastern Holdings, Ltd.                                   4,300     62,791
    Jardine Cycle & Carriage, Ltd.                                 8,144    238,809
    SATS, Ltd.                                                    55,700    208,731
    Singapore Exchange, Ltd.                                      72,200    379,775
    Singapore Technologies Engineering, Ltd.                     155,600    364,654
    Singapore Telecommunications, Ltd.(B02PY22)                  196,800    541,080
    Singapore Telecommunications, Ltd.(B02PY00)                   12,600     34,493
    StarHub, Ltd.                                                 59,100    124,432
    United Overseas Bank, Ltd.                                    34,200    508,621
                                                                         ----------
TOTAL SINGAPORE                                                           2,646,011
                                                                         ----------
SPAIN -- (2.4%)
    Abertis Infraestructuras SA                                    6,459     92,555
    ACS Actividades de Construccion y Servicios SA                13,157    405,510
    Aena SA                                                        2,553    371,275
    Amadeus IT Group SA                                           42,665  1,973,718
    Endesa SA                                                     14,013    288,983
    Gamesa Corp. Tecnologica SA                                    6,210    130,587
    Gas Natural SDG SA                                            10,640    205,246
    Grifols SA                                                     3,926     84,284
    Industria de Diseno Textil SA                                 23,200    767,352
    Telefonica SA                                                192,979  1,867,087
    Zardoya Otis SA                                                   --          1
                                                                         ----------
TOTAL SPAIN                                                               6,186,598
                                                                         ----------
SWEDEN -- (2.4%)
    Alfa Laval AB                                                 14,689    274,628
    Assa Abloy AB Class B                                         24,186    457,659
    Atlas Copco AB Class A                                        18,576    595,764
    Atlas Copco AB Class B                                        11,219    325,367
    Axfood AB                                                      4,412     72,545
    BillerudKorsnas AB                                             5,582     92,997
    Electrolux AB Series B                                        19,850    527,833
*   Fingerprint Cards AB Class B                                  25,385    154,504
    Hennes & Mauritz AB Class B                                   26,874    768,918
    Hexpol AB                                                      8,806     85,287
    Husqvarna AB Class B                                          17,254    144,508
    NCC AB Class B                                                 5,786    142,303
    Nibe Industrier AB Class B                                     8,518     70,248
    Sandvik AB                                                    40,813    550,918
    Securitas AB Class B                                          26,151    416,411
    Skanska AB Class B                                            11,414    279,074
    SKF AB Class A                                                   994     19,970
    SKF AB Class B                                                31,277    629,350
    Volvo AB Class A                                               4,185     53,516

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES      VALUE++
                                                                 -------   -----------
SWEDEN -- (Continued)
    Volvo AB Class B                                              38,185   $   488,683
                                                                           -----------
    TOTAL SWEDEN                                                             6,150,483
                                                                           -----------
SWITZERLAND -- (8.1%)
    Actelion, Ltd.                                                 5,892     1,538,357
    EMS-Chemie Holding AG                                            292       150,731
    Galenica AG                                                      245       268,616
    Geberit AG                                                     2,007       857,771
    Givaudan SA                                                      757     1,364,750
    Kuehne + Nagel International AG                                2,703       369,846
    Nestle SA                                                     51,227     3,753,121
    Partners Group Holding AG                                        936       473,024
    Roche Holding AG(7108918)                                      1,195       287,979
    Roche Holding AG(7110388)                                     28,049     6,646,160
    Schindler Holding AG                                           1,430       269,380
    SGS SA                                                           357       757,477
    Sika AG                                                          235     1,234,984
    Straumann Holding AG                                             344       138,827
    Swisscom AG                                                      969       427,470
    Syngenta AG                                                    4,072     1,730,655
    Temenos Group AG                                               2,004       145,717
                                                                           -----------
TOTAL SWITZERLAND                                                           20,414,865
                                                                           -----------
UNITED KINGDOM -- (15.8%)
    Admiral Group P.L.C.                                          10,526       235,825
    Ashtead Group P.L.C.                                          56,766     1,150,894
    AstraZeneca P.L.C. Sponsored ADR                              75,668     2,060,440
    BAE Systems P.L.C.                                           280,720     2,061,802
    Berkeley Group Holdings P.L.C.                                 6,214       219,475
    British American Tobacco P.L.C.                               21,589     1,332,643
    British American Tobacco P.L.C. Sponsored ADR                 27,178     3,348,330
    BT Group P.L.C.                                              373,130     1,430,958
    Bunzl P.L.C.                                                  12,076       318,331
    Burberry Group P.L.C.                                         23,812       492,419
    Capita P.L.C.                                                 38,821       244,927
    Centrica P.L.C.                                              689,470     1,951,902
    Compass Group P.L.C.                                          59,674     1,062,012
    Croda International P.L.C.                                     9,046       381,970
    Diageo P.L.C.                                                    999        27,750
    Diageo P.L.C. Sponsored ADR                                   10,659     1,194,128
    DS Smith P.L.C.                                               49,156       274,777
    Experian P.L.C.                                               59,766     1,154,216
    G4S P.L.C.                                                   115,142       370,948
    GKN P.L.C.                                                    58,511       253,691
    GlaxoSmithKline P.L.C. Sponsored ADR                         103,015     4,049,520
    Hargreaves Lansdown P.L.C.                                    24,513       418,769
    Imperial Brands P.L.C.                                        25,630     1,187,377
    Inmarsat P.L.C.                                               35,573       272,553
    InterContinental Hotels Group P.L.C. ADR                      15,868       736,743
    International Consolidated Airlines Group SA                  97,385       586,304
    Intertek Group P.L.C.                                         14,357       614,575
    ITV P.L.C.                                                   307,779       789,769

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                  ------- ------------
UNITED KINGDOM -- (Continued)
     Johnson Matthey P.L.C.                                         8,224 $    337,333
*    Liberty Global P.L.C. LiLAC Class A                               43          997
*    Liberty Global P.L.C. LiLAC Class C                                1           18
     Merlin Entertainments P.L.C.                                  31,295      188,150
     Mondi P.L.C.                                                  21,817      482,202
     Next P.L.C.                                                   12,079      582,822
     Persimmon P.L.C.                                              10,879      264,973
     Provident Financial P.L.C.                                     6,443      221,868
     Reckitt Benckiser Group P.L.C.                                 7,960      683,012
     RELX P.L.C.                                                   51,970      932,866
     Rentokil Initial P.L.C.                                      152,035      438,075
     Rightmove P.L.C.                                               7,681      389,328
     Rolls-Royce Holdings P.L.C.                                  112,341      946,206
     Sage Group P.L.C. (The)                                       23,500      181,752
     Sky P.L.C.                                                    55,248      698,039
     Smiths Group P.L.C.                                            6,137      116,320
     SSE P.L.C.                                                    37,417      703,388
*    Tesco P.L.C.                                                 404,449      993,553
     TUI AG                                                        64,673      947,826
     Unilever P.L.C.                                                  712       28,840
     Unilever P.L.C. Sponsored ADR                                 35,654    1,465,736
     Whitbread P.L.C.                                               6,223      308,051
     Wolseley P.L.C.                                               12,294      761,370
     Worldpay Group P.L.C.                                         31,422      113,358
                                                                          ------------
TOTAL UNITED KINGDOM                                                        40,009,131
                                                                          ------------
TOTAL COMMON STOCKS                                                        240,580,666
                                                                          ------------
PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
     Fuchs Petrolub SE                                              3,032      138,848
     Sartorius AG                                                   2,864      201,585
     Schaeffler AG                                                  8,786      142,473
                                                                          ------------
TOTAL PREFERRED STOCKS                                                         482,906
                                                                          ------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
*    ACS Actividades de Construccion y Servicios SA                13,157        5,909
                                                                          ------------
TOTAL INVESTMENT SECURITIES                                                241,069,481
                                                                          ------------

                                                                            VALUE+
                                                                          ------------
SECURITIES LENDING COLLATERAL -- (4.6%)
(S)@ DFA Short Term Investment Fund                               998,259   11,551,851
                                                                          ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $243,591,771)^^                       $252,621,332
                                                                          ============

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------
                                                               LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                                             ----------- ------------ ------- ------------
Common Stocks
   Australia                                                          -- $ 15,041,306   --    $ 15,041,306
   Austria                                                            --      292,947   --         292,947
   Belgium                                                            --    1,932,066   --       1,932,066
   Canada                                                    $21,654,652           --   --      21,654,652
   Denmark                                                            --    3,156,182   --       3,156,182
   Finland                                                            --    1,712,073   --       1,712,073
   France                                                             --   20,813,477   --      20,813,477
   Germany                                                            --   22,000,692   --      22,000,692
   Hong Kong                                                          --    6,952,700   --       6,952,700
   Ireland                                                            --    1,007,346   --       1,007,346
   Israel                                                        168,685      861,302   --       1,029,987
   Italy                                                         180,425    4,484,368   --       4,664,793
   Japan                                                              --   55,476,632   --      55,476,632
   Netherlands                                                 1,796,445    5,103,681   --       6,900,126
   New Zealand                                                        --      766,128   --         766,128
   Norway                                                             --    1,772,471   --       1,772,471
   Singapore                                                          --    2,646,011   --       2,646,011
   Spain                                                              --    6,186,598   --       6,186,598
   Sweden                                                             --    6,150,483   --       6,150,483
   Switzerland                                                        --   20,414,865   --      20,414,865
   United Kingdom                                             12,855,912   27,153,219   --      40,009,131
Preferred Stocks
   Germany                                                            --      482,906   --         482,906
Rights/Warrants
   Spain                                                              --        5,909   --           5,909
Securities Lending Collateral                                         --   11,551,851   --      11,551,851
                                                             ----------- ------------   --    ------------
TOTAL                                                        $36,656,119 $215,965,213   --    $252,621,332
                                                             =========== ============   ==    ============

                   INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                 SHARES VALUE++
                                                                 ------ --------
COMMON STOCKS -- (90.8%)
AUSTRALIA -- (6.2%)
    Adelaide Brighton, Ltd.                                      67,274 $261,400
#   Ainsworth Game Technology, Ltd.                              12,620   17,337
#   Altium, Ltd.                                                 13,863   84,957
    Amaysim Australia, Ltd.                                      20,734   32,107
    AP Eagers, Ltd.                                              12,547   91,510
*   APN News & Media, Ltd.                                       37,755   72,773
#   APN Outdoor Group, Ltd.                                      22,812   97,493
    Appen, Ltd.                                                  11,057   23,493
#   ARB Corp., Ltd.                                               9,406  115,696
    Asaleo Care, Ltd.                                            51,720   59,179
    Automotive Holdings Group, Ltd.                              21,285   63,154
    Bapcor, Ltd.                                                 34,662  144,192
#   Bellamy's Australia, Ltd.                                    11,581   37,172
#   Blackmores, Ltd.                                              1,573  137,957
    Blue Sky Alternative Investments, Ltd.                        1,353    7,085
#   Breville Group, Ltd.                                         17,892  113,341
    BT Investment Management, Ltd.                               27,550  195,776
    carsales.com, Ltd.                                           33,428  264,909
    Collins Foods, Ltd.                                           9,332   42,630
#   Corporate Travel Management, Ltd.                            10,042  132,567
    Cover-More Group, Ltd.                                       19,920   29,013
    Credit Corp. Group, Ltd.                                      6,299   83,841
*   DSHE Holdings, Ltd.                                          13,091       --
    DuluxGroup, Ltd.                                             63,393  292,172
    Event Hospitality and Entertainment, Ltd.                    13,216  147,894
    Evolution Mining, Ltd.                                       97,383  158,377
#   Flight Centre Travel Group, Ltd.                              7,625  173,369
#   G8 Education, Ltd.                                           41,853  113,470
#   GBST Holdings, Ltd.                                           6,528   19,067
    GWA Group, Ltd.                                              30,909   61,478
#   Hansen Technologies, Ltd.                                    24,259   71,070
    Infomedia, Ltd.                                              45,242   24,900
    Integrated Research, Ltd.                                    19,978   45,978
#   InvoCare, Ltd.                                               17,853  179,921
    IRESS, Ltd.                                                  21,560  184,895
#   iSentia Group, Ltd.                                          29,237   58,167
    JB Hi-Fi, Ltd.                                               18,244  382,678
    Link Administration Holdings, Ltd.                           26,134  152,135
    Magellan Financial Group, Ltd.                               19,501  347,885
    McMillan Shakespeare, Ltd.                                    8,974   71,340
    Michael Hill International, Ltd.                             25,002   24,395
    Mineral Resources, Ltd.                                      10,722  100,114
#   Monadelphous Group, Ltd.                                     13,250  104,571
    Monash IVF Group, Ltd.                                       29,564   37,293
    Mortgage Choice, Ltd.                                         3,804    7,078
    Navitas, Ltd.                                                34,953  117,466
*   Nearmap, Ltd.                                                 9,098    4,148
*   NetComm Wireless, Ltd.                                        5,700    7,982
    nib holdings, Ltd.                                           70,734  247,169
    Nick Scali, Ltd.                                              6,436   32,189
    Northern Star Resources, Ltd.                                89,146  259,341

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
AUSTRALIA -- (Continued)
#   OFX Group, Ltd.                                               31,157 $   39,497
    oOh!media, Ltd.                                               20,086     68,088
    Orora, Ltd.                                                   71,964    155,711
    Pact Group Holdings, Ltd.                                     26,005    128,923
    Perpetual, Ltd.                                                6,203    220,271
#   Platinum Asset Management, Ltd.                               32,099    121,617
    Pro Medicus, Ltd.                                              5,887     22,120
#   RCG Corp., Ltd.                                               18,721     19,365
    Reckon, Ltd.                                                   7,098      8,681
    Reece, Ltd.                                                    1,925     65,074
#   Regis Healthcare, Ltd.                                        17,655     58,493
    Regis Resources, Ltd.                                         66,897    162,129
#   Reject Shop, Ltd. (The)                                        4,062     26,131
#   Resolute Mining, Ltd.                                         98,161    109,242
    Retail Food Group, Ltd.                                       15,906     77,729
    Sandfire Resources NL                                         21,311    106,636
#*  Saracen Mineral Holdings, Ltd.                               119,206     96,377
#   SeaLink Travel Group, Ltd.                                     7,575     26,432
    Servcorp, Ltd.                                                 7,984     38,152
    SG Fleet Group, Ltd.                                          14,919     38,735
#   Silver Chef, Ltd.                                              4,603     31,421
    Sirtex Medical, Ltd.                                           9,868    105,193
    SmartGroup Corp., Ltd.                                        11,482     56,202
    SpeedCast International, Ltd.                                 18,865     51,420
*   St Barbara, Ltd.                                              90,318    159,890
#   Super Retail Group, Ltd.                                      20,724    153,231
    Tabcorp Holdings, Ltd.                                       105,571    379,448
    Technology One, Ltd.                                          36,003    140,707
    Virtus Health, Ltd.                                            9,903     38,473
#   Vita Group, Ltd.                                              15,220     36,716
    Webjet, Ltd.                                                  14,643    125,430
                                                                         ----------
TOTAL AUSTRALIA                                                           8,401,658
                                                                         ----------
AUSTRIA -- (1.1%)
    ANDRITZ AG                                                    11,716    633,248
#   DO & CO AG                                                       883     55,250
    Kapsch TrafficCom AG                                             819     33,697
    Lenzing AG                                                     1,102    157,442
    Mayr Melnhof Karton AG                                           123     13,880
*   Oesterreichische Post AG                                       5,562    201,206
    Palfinger AG                                                   2,469     83,129
    Porr Ag                                                        1,201     52,058
    RHI AG                                                           402      9,920
#   Rosenbauer International AG                                      604     34,506
    Semperit AG Holding                                            1,367     42,982
*   Telekom Austria AG                                            10,822     66,634
    Zumtobel Group AG                                              4,343     72,960
                                                                         ----------
TOTAL AUSTRIA                                                             1,456,912
                                                                         ----------
BELGIUM -- (1.4%)
*   AGFA-Gevaert NV                                               23,930     94,389
    bpost SA                                                      17,072    412,981

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
BELGIUM -- (Continued)
    Econocom Group SA                                             10,531 $  159,039
    EVS Broadcast Equipment SA                                     1,947     67,290
#*  Fagron                                                         7,275     71,035
    Ion Beam Applications                                          2,961    125,908
    Kinepolis Group NV                                             2,529    121,368
    Lotus Bakeries                                                    47    124,725
    Melexis NV                                                     3,431    257,900
    Ontex Group NV                                                    82      2,483
*   Orange Belgium SA                                              4,333     97,786
    Resilux                                                           99     17,598
    Sioen Industries NV                                            1,464     46,261
*   Tessenderlo Chemie NV                                          5,328    198,007
    Umicore SA                                                       381     21,342
    Van de Velde NV                                                1,055     73,794
                                                                         ----------
TOTAL BELGIUM                                                             1,891,906
                                                                         ----------
CANADA -- (9.7%)
    Ag Growth International, Inc.                                  1,700     71,266
    AGT Food & Ingredients, Inc.                                   2,700     73,888
    Aimia, Inc.                                                   23,797    155,995
*   Air Canada                                                     9,027     92,750
    AirBoss of America Corp.                                       1,900     19,405
    Algonquin Power & Utilities Corp.                             32,547    282,887
    Altus Group, Ltd.                                              4,971    114,032
    Andrew Peller, Ltd. Class A                                    6,300     51,514
*   ATS Automation Tooling Systems, Inc.                           1,304     13,158
#*  Avigilon Corp.                                                 3,700     41,002
*   B2Gold Corp.                                                 121,500    368,818
#   Badger Daylighting, Ltd.                                       5,038    127,687
*   Birchcliff Energy, Ltd.                                        9,796     60,376
    Bird Construction, Inc.                                        5,468     37,231
    BMTC Group, Inc.                                                 100        997
#   Bonterra Energy Corp.                                          2,473     47,778
    Boralex, Inc. Class A                                          9,428    143,748
*   BRP, Inc.                                                      5,174    104,534
    Calian Group, Ltd.                                               400      8,315
    Callidus Capital Corp.                                         1,200     17,319
*   Canfor Corp.                                                   7,438     80,653
    Canfor Pulp Products, Inc.                                     2,672     21,499
*   Celestica, Inc.                                               11,252    156,253
    Cineplex, Inc.                                                 9,583    385,824
    Clearwater Seafoods, Inc.                                      4,851     37,727
    Cogeco Communications, Inc.                                    1,951    106,452
    Cogeco, Inc.                                                   1,000     47,570
    Colliers International Group, Inc.                             5,309    194,408
    Computer Modelling Group, Ltd.                                13,356     96,173
    Corby Spirit and Wine, Ltd.                                    1,200     20,685
    Cott Corp.                                                    19,549    207,471
*   CRH Medical Corp.                                             17,865    110,794
*   Descartes Systems Group, Inc. (The)                           12,319    268,959
    DHX Media, Ltd.                                               13,900     72,050
*   DIRTT Environmental Solutions                                  7,400     39,467
*   Endeavour Mining Corp.                                         8,365    159,811

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
CANADA -- (Continued)
#   Enercare, Inc.                                               15,087 $209,972
    Enghouse Systems, Ltd.                                        2,107   82,386
    Evertz Technologies, Ltd.                                     3,300   43,620
#   Exchange Income Corp.                                         3,800  116,869
    Exco Technologies, Ltd.                                       4,161   32,872
#   Extendicare, Inc.                                            12,625  100,321
    Fiera Capital Corp.                                           4,800   48,950
    Finning International, Inc.                                   5,300  107,283
    First National Financial Corp.                                2,437   54,162
    FirstService Corp.                                            5,450  272,029
    Freehold Royalties, Ltd.                                      7,657   76,026
#   Gamehost, Inc.                                                2,400   21,118
    Gluskin Sheff + Associates, Inc.                              3,747   52,609
*   Great Canadian Gaming Corp.                                   7,800  152,433
*   Guyana Goldfields, Inc.                                      19,661   97,606
    High Liner Foods, Inc.                                        3,616   53,187
    Information Services Corp.                                    2,603   39,868
    Innergex Renewable Energy, Inc.                              14,600  154,724
    Intertape Polymer Group, Inc.                                10,946  199,615
    Jean Coutu Group PJC, Inc. (The) Class A                     12,258  192,643
    K-Bro Linen, Inc.                                               803   25,449
*   Kirkland Lake Gold, Ltd.                                     18,293  131,161
*   Klondex Mines, Ltd.                                          23,138  114,512
#   Labrador Iron Ore Royalty Corp.                               7,700  111,129
    Leon's Furniture, Ltd.                                        2,432   35,641
    Logistec Corp. Class B                                          800   20,841
    Lucara Diamond Corp.                                         51,000  115,228
    MacDonald Dettwiler & Associates, Ltd.                        4,781  264,797
    Magellan Aerospace Corp.                                      2,900   39,603
    Mandalay Resources Corp.                                     11,258    7,613
    Manitoba Telecom Services, Inc.                               3,115   89,913
    Maple Leaf Foods, Inc.                                        3,600   82,527
    Mediagrif Interactive Technologies, Inc.                      1,500   20,807
#   Medical Facilities Corp.                                      5,347   77,909
#   Morneau Shepell, Inc.                                         9,000  128,576
    MTY Food Group, Inc.                                          3,000  109,003
    Mullen Group, Ltd.                                           13,154  189,539
    New Flyer Industries, Inc.                                    6,683  214,164
    Norbord, Inc.                                                 7,600  188,649
    North West Co., Inc. (The)                                    7,493  168,603
#   Northland Power, Inc.                                        16,633  306,009
*   NuVista Energy, Ltd.                                         20,100  100,558
    OceanaGold Corp.                                             80,480  279,554
*   Parex Resources, Inc.                                        19,680  228,976
#   Parkland Fuel Corp.                                          14,012  292,462
    Pason Systems, Inc.                                           5,602   81,969
*   Points International, Ltd.                                      700    5,299
    Premium Brands Holdings Corp.                                 3,800  203,630
    Pure Technologies, Ltd.                                       6,800   23,568
*   Raging River Exploration, Inc.                               32,081  233,227
    Richelieu Hardware, Ltd.                                      8,445  176,850
*   Richmont Mines, Inc.                                         10,195   83,597
    Rogers Sugar, Inc.                                           11,900   60,723

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------ -----------
CANADA -- (Continued)
    Sandvine Corp.                                                4,232 $     9,171
*   SEMAFO, Inc.                                                 47,500     177,041
    ShawCor, Ltd.                                                 1,470      41,064
#   Sienna Senior Living, Inc.                                    5,790      75,954
*   Silver Standard Resources, Inc.                                   1           5
*   Solium Capital, Inc.                                          6,900      43,057
*   Spartan Energy Corp.                                         58,000     127,032
    Stantec, Inc.                                                14,060     376,878
    Stella-Jones, Inc.                                            6,700     205,956
#   Student Transportation, Inc.                                 10,055      55,095
#   Superior Plus Corp.                                          20,838     205,938
*   Tembec, Inc.                                                 10,800      24,899
    TFI International, Inc.                                      12,150     328,855
#*  Theratechnologies, Inc.                                      12,159      29,995
*   Torex Gold Resources, Inc.                                    1,200      25,452
    Toromont Industries, Ltd.                                    12,004     388,833
    Transcontinental, Inc. Class A                                6,800     113,242
*   Trilogy Energy Corp.                                          1,292       6,752
    Uni-Select, Inc.                                              7,000     159,554
    West Fraser Timber Co., Ltd.                                  1,300      44,397
    Western Forest Products, Inc.                                57,628      82,373
    Westshore Terminals Investment Corp.                          8,641     169,400
    Winpak, Ltd.                                                  5,300     191,065
#   ZCL Composites, Inc.                                          4,900      46,844
                                                                        -----------
TOTAL CANADA                                                             13,087,727
                                                                        -----------
DENMARK -- (1.9%)
    Ambu A.S. Class B                                             4,120     176,283
    Brodrene Hartmann A.S.                                          300      16,023
    DFDS A.S.                                                     3,783     185,035
    GN Store Nord A.S.                                           22,718     507,423
*   H+H International A.S. Class B                                2,233      24,825
    IC Group A.S.                                                   770      15,980
    Matas A.S.                                                      551       8,035
#   NNIT A.S.                                                     1,482      39,046
    Per Aarsleff Holding A.S.                                       271       7,009
    Rockwool International A.S. Class A                             525      90,399
    Rockwool International A.S. Class B                           1,119     199,635
    Royal Unibrew A.S.                                            6,763     256,569
    SimCorp A.S.                                                  6,294     322,565
*   Topdanmark A.S.                                              11,942     314,297
    Tryg A.S.                                                       562      10,753
*   William Demant Holding A.S.                                  17,995     336,939
                                                                        -----------
TOTAL DENMARK                                                             2,510,816
                                                                        -----------
FINLAND -- (2.6%)
*   Alma Media Oyj                                                2,698      15,108
#   Comptel Oyj                                                  16,466      41,307
    Elisa Oyj                                                    16,557     557,931
    Huhtamaki Oyj                                                10,672     391,811
    Konecranes Oyj                                                6,985     274,507
    Lassila & Tikanoja Oyj                                        5,531     114,725

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
FINLAND -- (Continued)
    Nokian Renkaat Oyj                                           14,786 $  554,674
    Oriola-KD Oyj Class B                                        17,922     84,763
    Orion Oyj Class A                                             3,737    173,186
    Orion Oyj Class B                                            14,096    656,151
    PKC Group Oyj                                                   565     14,293
    Ponsse Oy                                                     1,593     40,893
    Ramirent Oyj                                                  5,723     42,662
    Revenio Group Oyj                                               746     23,702
    Tieto Oyj                                                     7,698    213,023
#   Tikkurila Oyj                                                 6,215    126,812
    Uponor Oyj                                                    8,339    150,446
    Vaisala Oyj Class A                                           1,600     59,414
                                                                        ----------
TOTAL FINLAND                                                            3,535,408
                                                                        ----------
FRANCE -- (4.3%)
#*  Air France-KLM                                               17,150     90,614
    Akka Technologies                                               886     35,995
    Alten SA                                                      3,482    259,296
*   Altran Technologies SA                                       14,524    214,918
    Aubay                                                           818     24,132
    Bastide le Confort Medical                                      488     15,022
    BioMerieux                                                      172     27,210
    Boiron SA                                                       892     82,513
    Burelle SA                                                       13     14,176
*   Cegid Group SA                                                  618         --
    Cie Plastic Omnium SA                                         8,080    274,126
    Devoteam SA                                                     587     36,909
    Elior Group                                                  11,172    249,927
    Euronext NV                                                   7,904    349,688
    Faurecia                                                      8,359    363,195
    Gaztransport Et Technigaz SA                                  2,566    105,900
    Groupe Crit                                                     163     12,975
    Groupe Eurotunnel SE                                         21,799    202,779
*   Groupe Fnac SA                                                  583     37,730
*   Groupe Gorge                                                    423     10,275
    Guerbet                                                       1,092     94,428
    Havas SA                                                      1,586     14,262
*   ID Logistics Group                                              273     42,005
    Ingenico Group SA                                             2,613    220,345
    Ipsen SA                                                      4,202    325,600
#   Le Noble Age                                                    725     30,002
    Lectra                                                        3,152     61,154
    Linedata Services                                               491     25,133
    LISI                                                          1,963     71,022
    Metropole Television SA                                       8,527    167,615
    MGI Coutier                                                     993     27,904
#   Oeneo SA                                                      3,907     34,801
    Sartorius Stedim Biotech                                      2,022    122,354
    Societe pour l'Informatique Industrielle                        414      8,585
    Somfy SA                                                        204     87,894
    Sopra Steria Group                                            1,401    162,437
    SPIE SA                                                       5,795    131,426
    Stef SA                                                         147     12,653

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
FRANCE -- (Continued)
    Synergie SA                                                   1,429 $   59,033
    Tarkett SA                                                    1,954     75,752
    Technicolor SA                                               45,659    195,767
    Teleperformance                                               7,151    765,509
    Tessi SA                                                        132     20,919
    Trigano SA                                                      761     68,293
*   Ubisoft Entertainment SA                                     12,800    420,840
*   Worldline SA                                                  5,287    142,588
                                                                        ----------
TOTAL FRANCE                                                             5,795,701
                                                                        ----------
GERMANY -- (4.9%)
    Amadeus Fire AG                                                 719     56,690
    Axel Springer SE                                              3,642    191,970
    Basler AG                                                       591     38,307
    Bechtle AG                                                      504     51,194
#   Bertrandt AG                                                    723     72,181
    BRAAS Monier Building Group SA                                1,897     51,748
    CENIT AG                                                      1,465     31,640
    Cewe Stiftung & Co. KGAA                                        665     54,208
    CompuGroup Medical SE                                         3,549    139,625
*   Constantin Medien AG                                          7,778     15,932
    CTS Eventim AG & Co. KGaA                                     6,196    215,451
    Delticom AG                                                     277      5,091
*   Dialog Semiconductor P.L.C.                                   9,177    427,024
    Diebold Nixdorf AG                                              205     14,610
    Dr Hoenle AG                                                    235      7,362
#   Drillisch AG                                                  6,362    295,094
    Duerr AG                                                      3,063    265,721
    Fielmann AG                                                   3,292    230,129
    Freenet AG                                                      148      4,450
    Fuchs Petrolub SE                                             4,186    176,720
    Gerresheimer AG                                               3,949    321,954
#   GFT Technologies SE                                           3,181     66,729
    Grammer AG                                                      756     42,694
*   H&R GmbH & Co. KGaA                                           1,191     19,927
    Hamburger Hafen und Logistik AG                               2,561     52,204
*   Heidelberger Druckmaschinen AG                               28,129     73,793
    Hugo Boss AG                                                  7,705    495,029
    KION Group AG                                                 6,683    407,288
*   Koenig & Bauer AG                                             1,241     66,149
#   Krones AG                                                       655     66,955
    MTU Aero Engines AG                                           6,697    802,224
    Nemetschek SE                                                 3,181    162,829
    Norma Group SE                                                3,608    161,025
    OHB SE                                                          467      9,606
*   Patrizia Immobilien AG                                        4,678     75,275
    Rational AG                                                     484    219,763
#   S&T AG                                                        2,622     24,132
#   Schaltbau Holding AG                                            791     28,286
*   Siltronic AG                                                  1,386     74,355
    Sixt SE                                                       1,646     85,689
    Software AG                                                     565     20,381
*   Stabilus SA                                                   2,716    164,200
    Stada Arzneimittel AG                                         8,232    424,007

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
GERMANY -- (Continued)
#   Stroeer SE & Co. KGaA                                            3,060 $  150,749
    Takkt AG                                                         4,021     89,888
    Washtec AG                                                       1,821    102,898
    XING AG                                                            336     65,804
    Zeal Network SE                                                    686     21,584
                                                                           ----------
TOTAL GERMANY                                                               6,640,564
                                                                           ----------
HONG KONG -- (2.6%)
    APT Satellite Holdings, Ltd.                                     7,750      3,893
*   Asia Satellite Telecommunications Holdings, Ltd.                   500        628
#*  Auto Italia Holdings                                           300,000      4,556
    BEP International Holdings, Ltd.                             1,650,000     95,094
    Bonjour Holdings, Ltd.                                          77,000      3,609
    Bright Smart Securities & Commodities Group, Ltd.               98,000     33,552
#*  Brightoil Petroleum Holdings, Ltd.                             424,000    130,713
    Cafe de Coral Holdings, Ltd.                                    48,000    159,195
#   China LNG Group, Ltd.                                        2,640,000     56,643
*   China Medical & Healthcare Group, Ltd.                         210,000     10,786
*   China Smarter Energy Group Holdings, Ltd.                      354,000     35,886
    Chow Sang Sang Holdings International, Ltd.                     22,000     41,987
    CITIC Telecom International Holdings, Ltd.                     148,000     48,288
    CK Life Sciences International Holdings, Inc.                  216,000     18,818
    CNQC International Holdings, Ltd.                               45,000     16,857
    Emperor Capital Group, Ltd.                                    150,000     13,664
#   Fairwood Holdings, Ltd.                                         16,500     61,547
#*  GCL New Energy Holdings, Ltd.                                  792,000     40,647
    Giordano International, Ltd.                                   142,000     76,902
#   Guotai Junan International Holdings, Ltd.                      292,000     95,686
    Haitong International Securities Group, Ltd.                    70,162     39,210
    HKBN, Ltd.                                                     144,500    175,917
#   Hong Kong Aircraft Engineering Co., Ltd.                         3,200     22,026
    Hutchison Telecommunications Hong Kong Holdings, Ltd.          130,000     42,138
    IGG, Inc.                                                       94,000     70,045
*   iOne Holdings, Ltd.                                            180,000      5,081
    Johnson Electric Holdings, Ltd.                                 38,375    102,109
#*  KuangChi Science, Ltd.                                          98,000     36,214
    L'Occitane International SA                                     54,250    106,891
*   L'sea Resources International Holdings, Ltd.                   430,000      5,515
    Lifestyle International Holdings, Ltd.                          63,500     81,422
    Luk Fook Holdings International, Ltd.                           42,000    123,407
    Man Wah Holdings, Ltd.                                         177,600    113,589
    NagaCorp, Ltd.                                                 188,000    110,323
#   Pacific Textiles Holdings, Ltd.                                102,000    112,651
*   Paradise Entertainment, Ltd.                                    36,000      7,068
    Pico Far East Holdings, Ltd.                                   138,000     46,144
    Playmates Toys, Ltd.                                            56,000     10,569
*   Qianhai Health Holdings, Ltd.                                  107,500      1,809
#*  Rentian Technology Holdings, Ltd.                              260,000     14,858
    SA SA International Holdings, Ltd.                             128,488     51,196
#   Shenwan Hongyuan HK, Ltd.                                       35,000     15,431
#   SITC International Holdings Co., Ltd.                          139,000     86,332
    Sitoy Group Holdings, Ltd.                                      26,000      6,624
    SmarTone Telecommunications Holdings, Ltd.                      54,000     74,393

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
HONG KONG -- (Continued)
    Stella International Holdings, Ltd.                           53,500 $   81,444
    Television Broadcasts, Ltd.                                   39,200    150,367
#   Texwinca Holdings, Ltd.                                       98,000     62,792
#*  TOM Group, Ltd.                                               96,000     23,723
    Tradelink Electronic Commerce, Ltd.                           60,000     12,186
    Tsui Wah Holdings, Ltd.                                      108,000     17,982
*   United Laboratories International Holdings, Ltd. (The)        24,000     14,938
    Varitronix International, Ltd.                                17,000      7,630
    Vitasoy International Holdings, Ltd.                         108,000    209,654
    VTech Holdings, Ltd.                                          21,600    268,118
*   Xinyi Glass Holdings, Ltd.                                   212,000    190,686
*   Yat Sing Holdings, Ltd.                                       50,000     33,285
                                                                         ----------
TOTAL HONG KONG                                                           3,482,718
                                                                         ----------
IRELAND -- (0.8%)
    Datalex P.L.C.                                                 6,850     25,141
    Glanbia P.L.C.                                                29,000    489,796
    Irish Continental Group P.L.C.                                22,409    114,123
    Kingspan Group P.L.C.                                         17,211    501,540
                                                                         ----------
TOTAL IRELAND                                                             1,130,600
                                                                         ----------
ISRAEL -- (0.7%)
    Avgol Industries 1953, Ltd.                                   10,796     13,122
*   Cellcom Israel, Ltd.                                           9,208     96,926
    Delek Automotive Systems, Ltd.                                 7,090     65,138
    Direct Insurance Financial Investments, Ltd.                   1,450     12,759
    El Al Israel Airlines                                         29,839     19,459
    Electra Consumer Products 1970, Ltd.                             992     17,241
    FMS Enterprises Migun, Ltd.                                      713     20,001
    Hilan, Ltd.                                                    2,508     37,582
    IDI Insurance Co., Ltd.                                          639     31,479
    Kerur Holdings, Ltd.                                           1,026     27,603
*   Naphtha Israel Petroleum Corp., Ltd.                           3,421     22,830
    Oil Refineries, Ltd.                                           9,279      3,266
*   Partner Communications Co., Ltd.                              17,178    100,712
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.             840     34,150
    Shapir Engineering and Industry, Ltd.                         13,263     30,994
    Shikun & Binui, Ltd.                                           4,564      9,451
    Shufersal, Ltd.                                               11,838     45,403
    Strauss Group, Ltd.                                            5,613     90,332
*   Tower Semiconductor, Ltd.                                     10,771    231,032
                                                                         ----------
TOTAL ISRAEL                                                                909,480
                                                                         ----------
ITALY -- (3.2%)
    Amplifon SpA                                                  13,135    133,364
    Autogrill SpA                                                 20,239    177,989
    Banca Generali SpA                                             8,994    229,424
    Banca IFIS SpA                                                     4        108
    BasicNet SpA                                                      75        262
    Biesse SpA                                                     2,003     41,327
    Brembo SpA                                                     4,844    310,366
#   Brunello Cucinelli SpA                                         4,193     94,924

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
ITALY -- (Continued)
    Cerved Information Solutions SpA                              3,500 $   28,644
    Datalogic SpA                                                 3,255     66,887
    De' Longhi SpA                                                8,521    212,805
    DiaSorin SpA                                                  3,275    195,540
    FinecoBank Banca Fineco SpA                                  31,378    186,916
#   Gruppo MutuiOnline SpA                                        3,018     29,215
    Industria Macchine Automatiche SpA                            2,491    165,110
    Interpump Group SpA                                           9,670    181,740
*   Juventus Football Club SpA                                   44,082     14,821
    La Doria SpA                                                  2,347     21,170
    Maire Tecnimont SpA                                          14,631     41,220
    MARR SpA                                                      5,424    105,410
    Mediaset SpA                                                 14,328     61,385
    Moncler SpA                                                  22,098    424,680
#   Piaggio & C SpA                                               8,432     14,026
    Prysmian SpA                                                 27,824    723,785
    RAI Way SpA                                                   3,255     12,888
    Recordati SpA                                                13,988    398,325
    Reply SpA                                                       688     88,294
    Salini Impregilo SpA                                         15,710     49,047
#   Salvatore Ferragamo SpA                                       7,532    199,229
#   SAVE SpA                                                      3,011     60,923
*   Sogefi SpA                                                    8,295     19,779
    Zignago Vetro SpA                                             1,559      9,576
                                                                        ----------
TOTAL ITALY                                                              4,299,179
                                                                        ----------
JAPAN -- (22.9%)
    Adastria Co., Ltd.                                            5,100    136,861
    Advan Co., Ltd.                                               2,500     24,340
    Advance Create Co., Ltd.                                        800     14,229
    Aeon Delight Co., Ltd.                                        2,600     74,690
    Aeon Fantasy Co., Ltd.                                        1,600     44,046
#   Ai Holdings Corp.                                             5,400    103,898
    Aica Kogyo Co., Ltd.                                          7,000    182,572
    Aichi Corp.                                                   4,000     30,188
    Ain Holdings, Inc.                                            2,500    183,259
    Ajis Co., Ltd.                                                  500     24,337
*   Akebono Brake Industry Co., Ltd.                             18,300     49,067
    Alinco, Inc.                                                  1,100     10,248
    Altech Corp.                                                  1,000     23,050
    Amano Corp.                                                   8,000    153,168
    Amiyaki Tei Co., Ltd.                                           300     10,500
    Amuse, Inc.                                                   2,600     41,449
    Anest Iwata Corp.                                             3,900     38,003
#   Anicom Holdings, Inc.                                         2,200     44,865
    Arcland Service Holdings Co., Ltd.                            1,400     38,375
#   Ariake Japan Co., Ltd.                                        2,700    143,121
    Artnature, Inc.                                               1,400      9,361
    Asahi Co., Ltd.                                               1,700     19,969
    Asahi Holdings, Inc.                                          4,300     85,307
    Asanuma Corp.                                                 8,000     25,117
    ASKUL Corp.                                                   1,800     58,503
#   Ateam, Inc.                                                   2,300     43,639

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
#   Atom Corp.                                                   13,900 $ 88,783
    Avex Group Holdings, Inc.                                     6,000   90,181
    Axial Retailing, Inc.                                         2,400   94,322
    Belc Co., Ltd.                                                1,600   58,961
    Benefit One, Inc.                                             2,700   68,661
    Bic Camera, Inc.                                             10,400   97,139
    BML, Inc.                                                     3,000   72,401
    Bourbon Corp.                                                   600   14,933
#   BP Castrol K.K.                                               1,200   17,448
    Broadleaf Co., Ltd.                                           6,600   41,039
#   BRONCO BILLY Co., Ltd.                                        1,400   34,414
    Bunka Shutter Co., Ltd.                                       8,000   64,559
    Calsonic Kansei Corp.                                        10,000  158,976
    Can Do Co., Ltd.                                              1,100   17,922
    Capcom Co., Ltd.                                              7,200  152,815
    Central Sports Co., Ltd.                                        900   23,573
    CHIMNEY Co., Ltd.                                             1,500   37,308
    Ci:z Holdings Co., Ltd.                                       3,600  103,951
    CKD Corp.                                                     7,000   93,507
    Clarion Co., Ltd.                                            26,000   97,948
    CMIC Holdings Co., Ltd.                                       1,100   14,562
    Coco's Japan Co., Ltd.                                        1,000   17,422
#   COLOPL, Inc.                                                  6,700   57,949
    Colowide Co., Ltd.                                            9,300  155,910
    Computer Engineering & Consulting, Ltd.                         700   11,550
    Comture Corp.                                                   400   12,564
    CONEXIO Corp.                                                 3,900   51,164
#*  COOKPAD, Inc.                                                 6,300   56,247
#   Create Restaurants Holdings, Inc.                             4,800   41,976
    Create SD Holdings Co., Ltd.                                  3,800   83,817
    Creek & River Co., Ltd.                                       2,400   21,908
    Cresco, Ltd.                                                    700   16,053
#   CROOZ, Inc.                                                     700   18,458
*   D.A. Consortium Holdings, Inc.                                3,300   24,776
    Dai Nippon Toryo Co., Ltd.                                   14,000   29,632
    Daido Metal Co., Ltd.                                         6,400   59,603
    Daifuku Co., Ltd.                                             1,400   30,949
    Daihen Corp.                                                 12,000   77,082
    Daiho Corp.                                                  14,000   64,680
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                          200    6,846
    Daiichikosho Co., Ltd.                                        4,800  190,736
    Daiken Corp.                                                  2,400   45,391
#   Daiken Medical Co., Ltd.                                        800    5,698
    Daikokutenbussan Co., Ltd.                                      700   32,523
    Daikyonishikawa Corp.                                         4,800   62,610
    Daio Paper Corp.                                              9,000  101,006
    Daiseki Co., Ltd.                                             5,400  107,881
    Daito Pharmaceutical Co., Ltd.                                1,100   21,946
    Denka Co., Ltd.                                              35,000  172,266
    Descente, Ltd.                                                5,300   60,220
*   Dexerials Corp.                                               5,900   64,821
    Digital Arts, Inc.                                            2,100   55,748
#   Dip Corp.                                                     4,900  100,159

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
#   DMG Mori Co., Ltd.                                           16,800 $229,570
    Dowa Holdings Co., Ltd.                                      17,000  144,285
    Dream Incubator, Inc.                                           200    3,507
    DTS Corp.                                                     3,200   72,415
    Eagle Industry Co., Ltd.                                      3,000   40,267
#   eGuarantee, Inc.                                                600   14,502
    Eiken Chemical Co., Ltd.                                      1,900   49,065
    Elecom Co., Ltd.                                              3,500   59,437
    EM Systems Co., Ltd.                                          1,000   14,719
    en-japan, Inc.                                                2,900   52,386
    Enplas Corp.                                                  1,000   29,564
    EPS Holdings, Inc.                                            4,500   57,025
#   ES-Con Japan, Ltd.                                            8,800   29,913
#   F@N Communications, Inc.                                      6,600   42,934
    FCC Co., Ltd.                                                 5,200   94,199
#*  FDK Corp.                                                    17,000   13,994
    Ferrotec Corp.                                                5,400   77,444
#   Financial Products Group Co., Ltd.                           10,900   97,557
#   FINDEX, Inc.                                                  2,300   18,847
    Foster Electric Co., Ltd.                                       500    7,825
    FP Corp.                                                      3,100  147,954
#   Freund Corp.                                                  1,500   19,851
    Fudo Tetra Corp.                                             25,500   46,773
    Fuji Co., Ltd.                                                1,900   39,538
#   Fuji Kyuko Co., Ltd.                                          7,000   66,345
    Fuji Oil Holdings, Inc.                                       7,700  154,130
    Fuji Pharma Co., Ltd.                                         1,900   46,471
    Fuji Seal International, Inc.                                 6,000  127,399
    Fujibo Holdings, Inc.                                         1,500   44,655
    Fujimori Kogyo Co., Ltd.                                      1,300   34,182
    Fujio Food System Co., Ltd.                                     700   16,307
#   Fujita Kanko, Inc.                                            7,000   21,964
    Fujitec Co., Ltd.                                             9,400  110,472
    Fujitsu General, Ltd.                                         1,000   19,672
    Fujiya Co., Ltd.                                             14,000   27,902
    Fukuda Corp.                                                  2,000   19,625
    Fukui Computer Holdings, Inc.                                 1,000   27,267
    Fukushima Industries Corp.                                    2,200   69,660
    FULLCAST Holdings Co., Ltd..                                  5,400   45,091
    Funai Soken Holdings, Inc.                                    3,820   59,225
#   Furukawa Battery Co., Ltd. (The)                              4,000   26,560
    Furukawa Electric Co., Ltd.                                   9,300  315,552
    Fuso Chemical Co., Ltd.                                       2,500   55,316
    Futaba Industrial Co., Ltd.                                   6,600   39,234
    Future Corp.                                                  3,300   23,184
    GCA Corp.                                                     1,000    7,298
    Genki Sushi Co., Ltd.                                         1,000   19,320
    Genky Stores, Inc.                                              600   32,834
#   Geo Holdings Corp.                                            5,000   57,762
    Geostr Corp.                                                  1,800   14,301
    Giken, Ltd.                                                   2,300   42,196
    GLOBERIDE, Inc.                                               2,100   34,388
    Glory, Ltd.                                                   1,900   59,360

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    GMO Click Holdings, Inc.                                      1,000 $  7,190
    GMO internet, Inc.                                            9,800  142,265
#   GMO Payment Gateway, Inc.                                     2,400  119,370
    GS Yuasa Corp.                                               43,000  178,030
    Gurunavi, Inc.                                                3,500   77,330
    Hagihara Industries, Inc.                                       500   11,580
    Halows Co., Ltd.                                                600   12,261
    Hamakyorex Co., Ltd.                                          1,500   28,781
    Handsman Co., Ltd.                                              700   11,229
    Hard Off Corp. Co., Ltd.                                      1,000   10,400
    Hazama Ando Corp.                                            22,100  154,211
#   Hearts United Group Co., Ltd.                                 1,800   27,691
    Heiwa Corp.                                                   5,800  139,833
    Heiwado Co., Ltd.                                             4,300   99,089
    Hiday Hidaka Corp.                                            3,040   72,358
    Hiramatsu, Inc.                                               3,500   20,327
#   Hirata Corp.                                                  1,000   68,317
#   HIS Co., Ltd.                                                 6,100  162,786
    Hitachi Transport System, Ltd.                                5,400  110,209
    Hito Communications, Inc.                                     1,300   18,573
    Hochiki Corp.                                                 3,000   37,286
    Hokuetsu Industries Co., Ltd.                                 3,000   22,818
    Horiba, Ltd.                                                  5,100  268,405
    I-Net Corp.                                                   1,540   16,618
*   IBJ, Inc.                                                     1,000    5,195
    Ichibanya Co., Ltd.                                           1,664   54,673
    Ichikoh Industries, Ltd.                                      7,000   26,418
    Ichinen Holdings Co., Ltd.                                    1,400   13,738
#   IDOM, Inc.                                                    8,500   55,638
    Infocom Corp.                                                 2,500   36,373
    Infomart Corp.                                               12,400   69,632
    Information Services International-Dentsu, Ltd.               1,800   33,149
    Intage Holdings, Inc.                                         1,900   35,321
    Internet Initiative Japan, Inc.                               4,900   78,802
    Iriso Electronics Co., Ltd.                                   1,100   61,516
#   Istyle, Inc.                                                  3,200   21,901
    Itochu Enex Co., Ltd.                                         6,800   55,121
    Iwatani Corp.                                                22,000  122,566
    JAC Recruitment Co., Ltd.                                     2,000   24,195
#   Jalux, Inc.                                                   1,300   23,786
#   Jamco Corp.                                                   1,600   35,691
#   Japan Aviation Electronics Industry, Ltd.                     7,000   85,654
    Japan Lifeline Co., Ltd.                                      2,800   52,601
#   Japan Material Co., Ltd.                                      2,800   42,211
    Japan Medical Dynamic Marketing, Inc.                         4,300   34,027
    Japan Property Management Center Co., Ltd.                    1,100   12,541
    Japan Steel Works, Ltd. (The)                                 9,400  176,501
    JCU Corp.                                                       600   31,230
    Jeol, Ltd.                                                   13,000   65,233
    Jin Co., Ltd.                                                 2,100  106,999
#   JP-Holdings, Inc.                                             6,100   14,130
    JSP Corp.                                                     2,000   46,410
    Juki Corp.                                                    5,199   55,937

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Justsystems Corp.                                             5,800 $ 63,668
#   K's Holdings Corp.                                           10,200  184,064
    kabu.com Securities Co., Ltd.                                25,100   85,626
#   Kakiyasu Honten Co., Ltd.                                     1,500   26,256
    Kameda Seika Co., Ltd.                                        1,800   84,508
    Kanamoto Co., Ltd.                                            3,800   98,886
    Kanematsu Electronics, Ltd.                                   1,500   34,774
    Kanto Denka Kogyo Co., Ltd.                                   6,000   57,054
    Kappa Create Co., Ltd.                                        4,500   52,798
    Kasai Kogyo Co., Ltd.                                         3,600   41,572
    Kawai Musical Instruments Manufacturing Co., Ltd.               300    5,966
    Kenko Mayonnaise Co., Ltd.                                    1,500   40,010
#   KFC Holdings Japan, Ltd.                                      1,700   29,427
*   Kintetsu Department Store Co., Ltd.                           8,000   25,208
    Kintetsu World Express, Inc.                                  3,800   52,331
    Kito Corp.                                                    3,000   33,593
#*  KLab, Inc.                                                    3,700   20,488
*   KNT-CT Holdings Co., Ltd.                                    23,000   29,711
#   Kobe Bussan Co., Ltd.                                         1,600   51,752
    Kobelco Eco-Solutions Co., Ltd.                               3,000   13,288
    Kokusai Co., Ltd.                                             1,000    7,531
    Komeri Co., Ltd.                                              3,100   72,996
    Kondotec, Inc.                                                2,900   21,990
    Koshidaka Holdings Co., Ltd.                                  1,100   22,572
    Kotobuki Spirits Co., Ltd.                                    3,900   94,422
    Kourakuen Holdings Corp.                                      2,000   28,755
    KRS Corp.                                                       500   10,843
    Kumagai Gumi Co., Ltd.                                       53,000  151,977
    Kura Corp.                                                    1,400   58,389
    Kusuri no Aoki Holdings Co., Ltd.                             2,000   85,466
#   Kyoritsu Maintenance Co., Ltd.                                2,160  140,884
    Kyudenko Corp.                                                5,000  135,679
    LAC Co., Ltd.                                                   800    8,489
    Lasertec Corp.                                                2,600   54,233
    Leopalace21 Corp.                                            33,700  193,048
    Life Corp.                                                    2,800   80,964
#   Linical Co., Ltd.                                             2,500   28,761
#   Link And Motivation, Inc.                                    13,100   51,717
*   M&A Capital Partners Co., Ltd.                                1,300   47,480
    Maeda Kosen Co., Ltd.                                         1,300   14,924
    Maeda Road Construction Co., Ltd.                             7,000  121,000
    Mamezou Holdings Co., Ltd.                                    2,600   23,269
    Mani, Inc.                                                    3,000   72,439
    Maruha Nichiro Corp.                                          6,400  177,018
    Maruwa Unyu Kikan Co., Ltd.                                   1,100   26,404
#   Marvelous, Inc.                                               4,000   29,961
    Matsui Construction Co., Ltd.                                 3,000   28,673
#   Matsui Securities Co., Ltd.                                   7,200   61,655
    Matsuya Co., Ltd.                                             1,600   13,820
    Matsuya Foods Co., Ltd.                                       1,200   43,725
    MCJ Co., Ltd.                                                 4,800   49,204
    MEC Co., Ltd.                                                 2,800   25,463
    Media Do Co., Ltd.                                              900   12,309

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
#   Medical System Network Co., Ltd.                              1,900 $  6,984
    Megmilk Snow Brand Co., Ltd.                                  6,000  157,480
    Meidensha Corp.                                              29,000   98,778
    Meiji Shipping Co., Ltd.                                      5,700   21,640
    Meiko Network Japan Co., Ltd.                                 3,900   43,223
    Meitec Corp.                                                  4,400  165,218
    Menicon Co., Ltd.                                             1,000   29,776
    METAWATER Co., Ltd.                                           1,800   44,401
    Micronics Japan Co., Ltd.                                     1,900   18,705
    Mie Kotsu Group Holdings, Inc.                                6,300   21,867
    Milbon Co., Ltd.                                              1,280   55,995
    Miroku Jyoho Service Co., Ltd.                                3,700   55,356
    Mitani Sekisan Co., Ltd.                                        700   18,229
    Mitsuba Corp.                                                 4,400   76,626
    Mitsubishi Nichiyu Forklift Co., Ltd.                         4,700   33,739
    Mitsubishi Pencil Co., Ltd.                                     200   10,719
#   Mitsubishi Research Institute, Inc.                           1,100   31,821
#   Monogatari Corp. (The)                                          800   28,983
    Morinaga & Co., Ltd.                                          4,800  207,700
    Morinaga Milk Industry Co., Ltd.                             25,000  172,470
    Morita Holdings Corp.                                         4,000   56,664
    MTI, Ltd.                                                     7,300   46,641
    Musashi Seimitsu Industry Co., Ltd.                           3,100   85,335
#   N Field Co., Ltd.                                             1,300   16,778
#   Nachi-Fujikoshi Corp.                                        26,000  127,413
    Nagatanien Holdings Co., Ltd.                                 2,000   25,212
    Nagawa Co., Ltd.                                              1,100   43,098
    Nakanishi, Inc.                                               3,300  127,650
    Natori Co., Ltd.                                                600    9,610
*   New Japan Radio Co., Ltd.                                     4,000   13,793
    Next Co., Ltd.                                                6,100   41,223
#   Nexyz Group Corp.                                             1,200   15,931
#   Nichi-iko Pharmaceutical Co., Ltd.                            5,700   83,219
    Nichias Corp.                                                14,000  143,583
    Nichiban Co., Ltd.                                            4,000   30,365
    Nichiha Corp.                                                 3,800   97,470
    Nihon Chouzai Co., Ltd.                                       1,200   45,344
    Nihon House Holdings Co., Ltd.                                7,400   33,442
    Nihon Kohden Corp.                                            5,800  133,087
    Nihon Parkerizing Co., Ltd.                                  11,200  137,171
#   Nihon Trim Co., Ltd.                                          1,000   35,654
    Nihon Unisys, Ltd.                                            9,100  117,581
    Nikkiso Co., Ltd.                                             5,900   54,830
    Nippon Air Conditioning Services Co., Ltd.                    3,200   17,520
    Nippon Chemiphar Co., Ltd.                                      500   24,907
    Nippon Gas Co., Ltd.                                          5,400  155,026
    Nippon Parking Development Co., Ltd.                         35,900   48,693
    Nippon Suisan Kaisha, Ltd.                                   37,900  186,609
    Nippon Systemware Co., Ltd.                                     800   12,038
    Nipro Corp.                                                  19,300  216,360
    Nishio Rent All Co., Ltd.                                     2,000   57,021
    Nissei ASB Machine Co., Ltd.                                    800   15,459
    Nissei Build Kogyo Co., Ltd.                                  6,000   30,471

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
#   Nissha Printing Co., Ltd.                                     4,600 $126,320
    Nissin Electric Co., Ltd.                                     6,900   82,677
    Nitto Boseki Co., Ltd.                                       22,000   88,241
    NOF Corp.                                                    21,000  219,986
#   Nojima Corp.                                                  2,900   31,923
    Nomura Co., Ltd.                                              5,100   88,684
    NS Solutions Corp.                                            5,400  106,888
    NSD Co., Ltd.                                                 3,700   57,618
    Nuflare Technology, Inc.                                        300   19,131
    Obara Group, Inc.                                             2,000   94,093
    Ohashi Technica, Inc.                                         1,000   12,828
    Ohsho Food Service Corp.                                      1,700   65,984
    Okamoto Industries, Inc.                                      8,000   75,429
    Oki Electric Industry Co., Ltd.                              10,900  156,809
    Okinawa Cellular Telephone Co.                                1,400   44,069
    OKUMA Corp.                                                  18,000  186,987
    Ootoya Holdings Co., Ltd.                                       800   14,525
    Open House Co., Ltd.                                          4,700  110,011
*   Optim Corp.                                                     100    5,354
    Osaki Electric Co., Ltd.                                      6,000   63,347
#   OSG Corp.                                                    11,600  239,987
#   OSJB Holdings Corp.                                          22,500   48,780
#   Outsourcing, Inc.                                             2,200   73,960
    Pack Corp. (The)                                              1,500   39,229
    PAL GROUP Holdings Co., Ltd.                                  1,700   43,284
    Paramount Bed Holdings Co., Ltd.                              1,000   40,247
#   Pasona Group, Inc.                                            2,300   15,713
#   PC Depot Corp.                                                4,200   23,286
    Penta-Ocean Construction Co., Ltd.                           38,500  187,977
    PIA Corp.                                                       600   14,962
    Pilot Corp.                                                   4,100  166,358
    Piolax, Inc.                                                  1,400   90,287
*   Pioneer Corp.                                                40,600   89,118
    Plenus Co., Ltd.                                              1,700   36,936
    Poletowin Pitcrew Holdings, Inc.                              4,300   41,683
    Pressance Corp.                                               4,100   49,433
    Prestige International, Inc.                                  6,600   48,210
    Prima Meat Packers, Ltd.                                     24,000   93,754
    Proto Corp.                                                     700    8,658
    Qol Co., Ltd.                                                 2,100   27,322
    Raito Kogyo Co., Ltd.                                         5,300   55,616
*   Rasa Industries, Ltd.                                        10,000   12,475
    Relo Group, Inc.                                                600   88,197
    Renaissance, Inc.                                             1,100   14,799
    Rheon Automatic Machinery Co., Ltd.                           1,700   16,508
    Riken Vitamin Co., Ltd.                                       1,100   43,370
    Ringer Hut Co., Ltd.                                          3,300   68,902
#   Riso Kyoiku Co., Ltd.                                         9,600   50,774
    Rock Field Co., Ltd.                                          3,300   47,688
    Rohto Pharmaceutical Co., Ltd.                               13,400  233,000
    Rokko Butter Co., Ltd.                                        2,400   51,351
    Roland DG Corp.                                               1,500   45,097
#   Rorze Corp.                                                   1,100   21,729

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    Round One Corp.                                               12,200 $ 87,774
    Royal Holdings Co., Ltd.                                       3,500   59,380
*   RVH, Inc.                                                      3,200   28,195
#   S Foods, Inc.                                                  1,700   46,135
    Sac's Bar Holdings, Inc.                                       2,600   28,251
    Saizeriya Co., Ltd.                                            3,800   87,889
    Sakata INX Corp.                                               6,800   89,100
#   Sakura Internet, Inc.                                          3,800   39,934
    San-A Co., Ltd.                                                2,500  115,937
*   Sanken Electric Co., Ltd.                                     14,000   65,718
    Sankyu, Inc.                                                  33,000  208,078
    Sanrio Co., Ltd.                                               7,200  141,201
    Sanwa Holdings Corp.                                          24,400  227,124
    Sapporo Holdings, Ltd.                                         8,200  213,270
    Sato Holdings Corp.                                            3,400   72,999
    SBS Holdings, Inc.                                             1,700   12,165
#   Scala, Inc.                                                      400    2,859
    Seikitokyu Kogyo Co., Ltd.                                     6,400   28,218
    Seiren Co., Ltd.                                               6,300   77,878
    Senko Co., Ltd.                                               12,800   82,006
#   Septeni Holdings Co., Ltd.                                    16,000   51,777
#   SFP Dining Co., Ltd.                                           1,900   25,119
    Shibuya Corp.                                                  2,700   54,409
    Shinnihon Corp.                                                6,000   46,258
    Shinoken Group Co., Ltd.                                       2,300   38,564
    Shinwa Co., Ltd.                                                 400    6,390
    Ship Healthcare Holdings, Inc.                                 6,100  162,241
    Shoei Co., Ltd.                                                1,200   27,456
    Shoei Foods Corp.                                                900   17,379
    Showa Sangyo Co., Ltd.                                        15,000   79,463
#   Siix Corp.                                                     2,200   80,172
    Sinfonia Technology Co., Ltd.                                 15,000   38,328
    Sinko Industries, Ltd.                                         2,400   29,978
    SKY Perfect JSAT Holdings, Inc.                                2,900   13,051
    SMK Corp.                                                      4,000   14,545
    SMS Co., Ltd.                                                  3,100   74,388
#   Snow Peak, Inc.                                                  400   10,717
    Softbank Technology Corp.                                      1,600   58,219
    Software Service, Inc.                                           300   14,003
    Sogo Medical Co., Ltd.                                         1,200   43,952
#   Sparx Group Co., Ltd.                                         16,500   32,928
    SRA Holdings                                                     800   18,293
    Srg Takamiya Co., Ltd.                                         3,600   19,035
    St Marc Holdings Co., Ltd.                                     2,400   72,314
    Starts Corp., Inc.                                             3,800   66,110
    Starzen Co., Ltd.                                              1,200   50,573
    Stella Chemifa Corp.                                           1,500   45,577
    Studio Alice Co., Ltd.                                         1,300   24,871
#   Sumida Corp.                                                   3,800   37,657
    Sumitomo Mitsui Construction Co., Ltd.                       118,900  126,250
    Sumitomo Osaka Cement Co., Ltd.                               47,000  189,256
    Sumitomo Seika Chemicals Co., Ltd.                             1,100   45,785
    Sun Frontier Fudousan Co., Ltd.                                3,000   26,673

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Systena Corp.                                                 3,300 $ 52,943
    T-Gaia Corp.                                                  4,800   78,556
#   Tadano, Ltd.                                                 14,000  171,682
    Taisei Lamick Co., Ltd.                                         600   16,512
    Taiyo Holdings Co., Ltd.                                      2,700  109,054
    Taiyo Yuden Co., Ltd.                                         2,800   34,150
#   Takara Leben Co., Ltd.                                       12,100   67,738
    Takeuchi Manufacturing Co., Ltd.                              4,800  101,880
    Tanseisha Co., Ltd.                                           3,100   24,391
#   TASAKI & Co., Ltd.                                            2,500   34,181
    TechMatrix Corp.                                                900   16,737
    TechnoPro Holdings, Inc.                                      5,200  179,647
#   Tecnos Japan, Inc.                                            3,400   39,391
    TIS, Inc.                                                    10,700  242,444
    Tobishima Corp.                                              29,600   46,357
    Tocalo Co., Ltd.                                              1,600   36,355
    Toei Animation Co., Ltd.                                        300   15,327
    Togami Electric Manufacturing Co., Ltd.                       5,000   22,243
    Toho Co., Ltd.                                                  900   19,873
#   Toho Holdings Co., Ltd.                                       4,500   97,085
    Toho Zinc Co., Ltd.                                          15,000   65,333
    Tokai Corp.                                                   1,400   49,205
#   TOKAI Holdings Corp.                                         13,100   93,415
    Token Corp.                                                   1,140   80,553
*   Tokuyama Corp.                                               46,000  205,878
    Tokyo Dome Corp.                                             11,600  110,036
#   Tokyo Individualized Educational Institute, Inc.              3,400   27,792
    Tokyo Rope Manufacturing Co., Ltd.                            2,700   45,665
    Tokyo Seimitsu Co., Ltd.                                      3,300  108,012
    Tokyo Steel Manufacturing Co., Ltd.                          15,000  135,188
    Tokyu Construction Co., Ltd.                                 11,700   92,033
    Tomy Co., Ltd.                                               10,700  113,796
    Topcon Corp.                                                 16,200  248,319
    Topre Corp.                                                   4,400  112,092
    Toridoll Holdings Corp.                                       3,200   69,961
    Torikizoku Co., Ltd.                                          1,400   28,851
*   Toshiba TEC Corp.                                            21,000  115,014
    Tosho Co., Ltd.                                               1,300   60,490
    Totetsu Kogyo Co., Ltd.                                       3,500  103,115
    Tow Co., Ltd.                                                 2,400   13,719
    Towa Corp.                                                    2,200   31,590
#   Towa Pharmaceutical Co., Ltd.                                 1,100   42,986
    Toyo Construction Co., Ltd.                                   7,600   27,432
    Toyo Engineering Corp.                                       21,000   55,988
    Toyo Tire & Rubber Co., Ltd.                                 13,600  164,982
    Toyobo Co., Ltd.                                             91,000  147,524
    TPR Co., Ltd.                                                 2,800   79,821
    Trancom Co., Ltd.                                             1,000   48,173
    Trust Tech, Inc.                                                900   14,371
    TS Tech Co., Ltd.                                             5,300  135,263
    Tsubakimoto Chain Co.                                        15,000  120,165
    Tsukada Global Holdings, Inc.                                 3,000   17,299
    Tsukui Corp.                                                  6,400   43,302

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------ -----------
JAPAN -- (Continued)
    Ulvac, Inc.                                                   6,400 $   226,712
    United Arrows, Ltd.                                           3,700     104,515
    Unizo Holdings Co., Ltd.                                      2,400      68,262
    Usen Corp.                                                   15,150      50,844
*   UT Group Co., Ltd.                                            2,900      27,349
    V Technology Co., Ltd.                                          600      94,420
#*  V-Cube, Inc.                                                  2,400      14,143
    Valor Holdings Co., Ltd.                                      4,900     127,322
    Vector, Inc.                                                  2,400      25,240
#   VIA Holdings, Inc.                                            2,400      23,593
    VT Holdings Co., Ltd.                                        16,600      80,720
#   W-Scope Corp.                                                 3,500      56,663
    Warabeya Nichiyo Holdings Co., Ltd.                           1,700      37,001
#   WATAMI Co., Ltd.                                              3,300      32,218
    Weathernews, Inc.                                             1,500      46,466
    Wellnet Corp.                                                 1,600      18,714
    West Holdings Corp.                                           1,300       9,386
    WIN-Partners Co., Ltd.                                        2,200      18,961
#   WirelessGate, Inc.                                            1,300      19,981
    World Holdings Co., Ltd.                                        200       3,632
    Wowow, Inc.                                                     800      25,345
    Yahagi Construction Co., Ltd.                                 2,700      25,397
    Yakuodo Co., Ltd.                                             2,100      37,748
    YAMABIKO Corp.                                                3,900      54,659
    Yamaichi Electronics Co., Ltd.                                4,400      50,586
    Yamazen Corp.                                                 1,500      12,834
    Yaoko Co., Ltd.                                               2,900     117,829
    Yomiuri Land Co., Ltd.                                        7,000      28,888
    Yondoshi Holdings, Inc.                                         400       8,802
    Yuasa Trading Co., Ltd.                                       1,499      40,523
    Yume No Machi Souzou Iinkai Co., Ltd.                           900      26,473
    Yumeshin Holdings Co., Ltd.                                   6,200      43,568
    Zenrin Co., Ltd.                                              3,200      62,126
#   Zojirushi Corp.                                               4,400      57,483
#   Zuiko Corp.                                                     800      29,625
                                                                        -----------
TOTAL JAPAN                                                              30,899,866
                                                                        -----------
NETHERLANDS -- (1.7%)
    Aalberts Industries NV                                       14,744     517,528
    AMG Advanced Metallurgical Group NV                           3,492      64,692
    Amsterdam Commodities NV                                      2,719      60,305
    BE Semiconductor Industries NV                                5,986     216,142
    Beter Bed Holding NV                                          2,278      39,590
    Corbion NV                                                    9,138     234,054
    Flow Traders                                                  2,621      91,592
    IMCD Group NV                                                    45       2,021
    Koninklijke Vopak NV                                          8,125     349,010
    Nederland Apparatenfabriek                                      757      28,786
    Refresco Group NV                                             6,215      93,873
    Sligro Food Group NV                                          3,130     113,558

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
NETHERLANDS -- (Continued)
    TKH Group NV                                                  5,897 $  239,027
    Wessanen                                                     13,505    191,688
                                                                        ----------
TOTAL NETHERLANDS                                                        2,241,866
                                                                        ----------
NEW ZEALAND -- (1.1%)
#*  a2 Milk Co., Ltd.                                            86,157    139,955
    Fisher & Paykel Healthcare Corp., Ltd.                       60,812    387,778
    Freightways, Ltd.                                            21,627    110,804
#   Mainfreight, Ltd.                                            10,881    166,975
    NZX, Ltd.                                                    30,863     24,939
    Restaurant Brands New Zealand, Ltd.                          12,948     52,614
    Scales Corp., Ltd.                                            1,900      4,739
    SKYCITY Entertainment Group, Ltd.                            92,335    255,925
    Summerset Group Holdings, Ltd.                               10,912     39,645
    Tourism Holdings, Ltd.                                        4,480     12,859
    Trade Me Group, Ltd.                                         24,980     92,728
*   Vista Group International, Ltd.                               2,554     10,494
#   Z Energy, Ltd.                                               24,906    132,988
                                                                        ----------
TOTAL NEW ZEALAND                                                        1,432,443
                                                                        ----------
NORWAY -- (1.0%)
    ABG Sundal Collier Holding ASA                               26,902     17,003
    AF Gruppen ASA                                                2,726     50,399
    Aker BP ASA                                                   2,130     38,756
*   Atea ASA                                                      9,394     91,424
    Austevoll Seafood ASA                                         5,719     52,896
    Bakkafrost P/F                                                5,026    193,171
    Borregaard ASA                                               14,110    155,295
#*  DNO ASA                                                      51,041     53,421
    Ekornes ASA                                                   3,395     46,967
    Grieg Seafood ASA                                             6,614     55,505
#*  Norwegian Air Shuttle ASA                                     3,871    126,368
*   Opera Software ASA                                            5,602     25,188
    Protector Forsikring ASA                                      6,942     61,893
    Scatec Solar ASA                                              8,766     39,331
    Tomra Systems ASA                                            14,249    155,943
    Veidekke ASA                                                 12,534    186,274
                                                                        ----------
TOTAL NORWAY                                                             1,349,834
                                                                        ----------
PORTUGAL -- (0.3%)
    Altri SGPS SA                                                14,257     62,532
    CTT-Correios de Portugal SA                                  17,409     97,117
*   Navigator Co. SA (The)                                        4,076     14,845
    NOS SGPS SA                                                  36,138    203,475
                                                                        ----------
TOTAL PORTUGAL                                                             377,969
                                                                        ----------
SINGAPORE -- (1.2%)
    Best World International, Ltd.                               31,750     41,311
    Boustead Singapore, Ltd.                                     31,700     18,152
    Breadtalk Group, Ltd.                                        10,600      9,680
    CSE Global, Ltd.                                             16,000      5,210
    CWT, Ltd.                                                    39,500     55,970

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
SINGAPORE -- (Continued)
    Del Monte Pacific, Ltd.                                       78,600 $   18,778
    Delfi, Ltd.                                                   46,100     73,238
#   First Resources, Ltd.                                         63,100     86,115
    Health Management International, Ltd.                         50,200     22,915
    Innovalues, Ltd.                                              54,200     38,700
    Japfa, Ltd.                                                   27,800     20,511
    M1, Ltd.                                                      51,000     72,680
    Nera Telecommunications, Ltd.                                 35,300      9,267
    Oxley Holdings, Ltd.                                          21,900      7,237
    Q&M Dental Group Singapore, Ltd.                              40,500     19,515
    QAF, Ltd.                                                      9,300      9,588
    Raffles Medical Group, Ltd.                                  105,706    111,270
    Riverstone Holdings, Ltd.                                     29,200     18,257
    SATS, Ltd.                                                    81,900    306,913
    Sheng Siong Group, Ltd.                                       67,600     44,626
    Sinarmas Land, Ltd.                                          148,500     47,310
#   Singapore Post, Ltd.                                         211,500    220,505
    StarHub, Ltd.                                                 58,800    123,801
    Super Group, Ltd.                                             43,400     39,703
    Venture Corp., Ltd.                                           27,900    201,831
                                                                         ----------
TOTAL SINGAPORE                                                           1,623,083
                                                                         ----------
SPAIN -- (2.0%)
*   Amper SA                                                     111,447     31,273
    Atresmedia Corp. de Medios de Comunicacion SA                 11,174    127,165
    Bolsas y Mercados Espanoles SHMSF SA                          12,605    397,937
    Cellnex Telecom SA                                            22,999    327,500
    Cia de Distribucion Integral Logista Holdings SA               5,703    137,852
    Cie Automotive SA                                              7,346    136,669
    Distribuidora Internacional de Alimentacion SA               104,648    553,879
*   Fomento de Construcciones y Contratas SA                       6,019     50,149
#*  Grupo Ezentis SA                                              15,621      9,102
    Mediaset Espana Comunicacion SA                               30,269    370,478
    Prosegur Cia de Seguridad SA                                  41,824    263,579
    Tecnicas Reunidas SA                                             534     21,203
    Zardoya Otis SA                                               25,934    218,906
                                                                         ----------
TOTAL SPAIN                                                               2,645,692
                                                                         ----------
SWEDEN -- (2.5%)
*   AddLife AB                                                       335      5,554
    AddTech AB Class B                                             8,569    148,009
    Avanza Bank Holding AB                                         3,347    153,281
    Bilia AB Class A                                               5,295    127,220
    BioGaia AB Class B                                             2,436     88,213
#   Byggmax Group AB                                               7,122     48,303
    Concentric AB                                                  6,772     91,156
#   Fagerhult AB                                                   1,809     58,350
    Fenix Outdoor International AG                                   744     62,376
    Hexpol AB                                                        930      9,007
    Indutrade AB                                                  13,388    271,680
#   Intrum Justitia AB                                            10,838    364,872
    ITAB Shop Concept AB Class B                                     219      2,105

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
SWEDEN -- (Continued)
    JM AB                                                         9,948 $  299,982
    Kindred Group P.L.C.                                         34,393    290,231
    Loomis AB Class B                                             5,560    162,728
    Mycronic AB                                                  11,837    134,989
    NCC AB Class B                                               12,996    319,629
*   NetEnt AB                                                    22,218    178,264
    Nobia AB                                                     13,178    118,487
    Nolato AB Class B                                               976     28,922
*   Oriflame Holding AG                                           5,499    166,917
    Proact IT Group AB                                            1,363     24,353
    Probi AB                                                        835     49,749
#   RaySearch Laboratories AB                                     3,468     72,478
*   SAS AB                                                       11,076     17,938
    Scandi Standard AB                                            5,545     35,514
    Sweco AB Class B                                                 79      1,744
    Vitrolife AB                                                    230     10,687
                                                                        ----------
TOTAL SWEDEN                                                             3,342,738
                                                                        ----------
SWITZERLAND -- (4.0%)
    APG SGA SA                                                      186     84,648
#   Ascom Holding AG                                              5,479     91,856
    Autoneum Holding AG                                             405    105,915
    Belimo Holding AG                                                65    208,918
    Bobst Group SA                                                1,070     78,129
*   Bossard Holding AG Class A                                      829    138,039
    Bucher Industries AG                                            708    192,151
    Burkhalter Holding AG                                           471     66,474
*   Cembra Money Bank AG                                          3,838    289,785
    Coltene Holding AG                                              294     22,950
*   dormakaba Holding AG                                            463    359,489
*   Emmi AG                                                         223    139,800
*   Feintool International Holding AG                               104     13,183
*   Forbo Holding AG                                                163    224,784
    Georg Fischer AG                                                572    471,405
    Implenia AG                                                     793     59,361
*   Inficon Holding AG                                              308    130,131
    Interroll Holding AG                                             94    110,299
    IWG P.L.C.                                                   87,328    275,112
*   Kardex AG                                                     1,031    103,409
*   Kudelski SA                                                     648     11,872
    LEM Holding SA                                                   97     90,647
*   LifeWatch AG                                                    526      6,096
    Logitech International SA                                    23,464    672,006
    Mobilezone Holding AG                                         1,731     25,504
    Panalpina Welttransport Holding AG                               85     10,510
    Straumann Holding AG                                            266    107,349
*   Sunrise Communications Group AG                               4,357    295,346
*   Temenos Group AG                                              8,866    644,676
*   u-blox Holding AG                                               861    155,436
    VZ Holding AG                                                   350    105,405

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
SWITZERLAND -- (Continued)
*   Ypsomed Holding AG                                               435 $   80,622
                                                                         ----------
TOTAL SWITZERLAND                                                         5,371,307
                                                                         ----------
UNITED KINGDOM -- (14.6%)
    4imprint Group P.L.C.                                          3,995     83,652
    888 Holdings P.L.C.                                           22,456     63,403
    A.G. Barr P.L.C.                                              14,666     92,791
    Arrow Global Group P.L.C.                                     19,657     76,758
    Ashmore Group P.L.C.                                           8,810     34,469
    Avon Rubber P.L.C.                                             3,805     49,286
    B&M European Value Retail SA                                  13,259     50,236
    Berendsen P.L.C.                                              23,844    250,366
    Booker Group P.L.C.                                          244,737    628,423
    Brewin Dolphin Holdings P.L.C.                                16,938     66,758
    Britvic P.L.C.                                                33,633    265,148
    Carclo P.L.C.                                                 11,419     19,062
    Card Factory P.L.C.                                           34,398    108,118
*   Carpetright P.L.C.                                             8,124     19,295
    Cineworld Group P.L.C.                                         2,117     16,385
    Cobham P.L.C.                                                  8,505     14,554
    Computacenter P.L.C.                                           7,825     78,124
    Connect Group P.L.C.                                          39,116     67,941
    Costain Group P.L.C.                                           9,894     46,248
    Cranswick P.L.C.                                               1,926     56,160
    Daily Mail & General Trust P.L.C. Class A                     39,533    345,262
    Dairy Crest Group P.L.C.                                      22,029    165,003
    Devro P.L.C.                                                   9,678     20,089
    Dignity P.L.C.                                                 6,156    189,529
    Diploma P.L.C.                                                16,702    213,457
    Domino's Pizza Group P.L.C.                                   70,817    323,502
    DS Smith P.L.C.                                               99,755    557,620
    Dunelm Group P.L.C.                                           13,066    111,990
    E2V Technologies P.L.C.                                       15,158     51,710
    Electrocomponents P.L.C.                                      62,582    382,735
    Essentra P.L.C.                                               10,308     53,224
    esure Group P.L.C.                                            23,685     59,993
    Euromoney Institutional Investor P.L.C.                        1,872     26,371
*   Evraz P.L.C.                                                  43,034    121,045
    FDM Group Holdings P.L.C.                                     13,419    101,011
    Fidessa Group P.L.C.                                           5,156    149,714
    Foxtons Group P.L.C.                                          19,863     24,306
    G4S P.L.C.                                                   226,232    728,842
    Go-Ahead Group P.L.C.                                          6,145    173,992
*   Gocompare.Com Group P.L.C.                                    38,988     41,812
    Greencore Group P.L.C.                                        94,361    280,902
    Greggs P.L.C.                                                 13,365    163,989
    GVC Holdings P.L.C.                                            6,857     52,331
    Halma P.L.C.                                                  52,695    613,941
    Hays P.L.C.                                                  190,554    366,671
    Hill & Smith Holdings P.L.C.                                  11,785    178,754
    Hilton Food Group P.L.C.                                       9,137     76,734
    HomeServe P.L.C.                                              37,142    279,947
    Howden Joinery Group P.L.C.                                   97,053    462,352

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
UNITED KINGDOM -- (Continued)
    IG Group Holdings P.L.C.                                      55,820 $375,250
    IMI P.L.C.                                                    38,321  563,866
    Inmarsat P.L.C.                                               56,661  434,125
    ITE Group P.L.C.                                              42,999   84,663
    J D Wetherspoon P.L.C.                                        10,600  125,104
    James Fisher & Sons P.L.C.                                     7,353  140,789
    Jardine Lloyd Thompson Group P.L.C.                           17,584  228,191
    JD Sports Fashion P.L.C.                                      50,070  219,303
    John Menzies P.L.C.                                           13,522  101,638
    Jupiter Fund Management P.L.C.                                56,692  287,439
*   KAZ Minerals P.L.C.                                           30,146  178,874
    KCOM Group P.L.C.                                             77,811   87,605
    Ladbrokes Coral Group P.L.C                                   29,424   44,301
    LSL Property Services P.L.C.                                   5,711   14,720
    Marshalls P.L.C.                                               4,494   16,389
*   McBride P.L.C.                                                32,642   66,702
    Micro Focus International P.L.C.                               1,572   42,513
    Mitie Group P.L.C.                                            34,172   86,461
    Moneysupermarket.com Group P.L.C.                             75,580  313,881
    Morgan Advanced Materials P.L.C.                              44,716  169,883
*   Mothercare P.L.C.                                             13,897   19,864
    NCC Group P.L.C.                                               3,465    8,077
    NEX Group P.L.C.                                                 997    7,207
#*  Ocado Group P.L.C.                                            66,718  209,494
    OneSavings Bank P.L.C.                                         4,812   20,536
    Oxford Instruments P.L.C.                                      8,333   74,340
    Pagegroup P.L.C.                                              45,688  248,858
    PayPoint P.L.C.                                                8,048   97,698
    Photo-Me International P.L.C.                                 34,563   66,989
    Playtech P.L.C.                                                5,398   56,403
    QinetiQ Group P.L.C.                                          80,038  266,208
    Rank Group P.L.C.                                             16,061   40,257
    Rathbone Brothers P.L.C.                                       2,216   58,016
    Renishaw P.L.C.                                                5,000  179,434
    Rentokil Initial P.L.C.                                      281,817  812,030
    Restaurant Group P.L.C. (The)                                 31,501  116,461
    Ricardo P.L.C.                                                 8,628  103,811
    Rightmove P.L.C.                                              13,622  690,461
    Robert Walters P.L.C.                                          1,516    7,033
    Rotork P.L.C.                                                115,181  371,061
    Savills P.L.C.                                                17,756  173,507
    Senior P.L.C.                                                  3,224    8,046
*   Serco Group P.L.C.                                            35,030   63,622
    Spirax-Sarco Engineering P.L.C.                               10,656  578,768
    SSP Group P.L.C.                                              66,076  324,988
    Stagecoach Group P.L.C.                                       55,674  147,017
    Sthree P.L.C.                                                 14,607   58,787
    SuperGroup P.L.C.                                              6,417  121,263
    Synthomer P.L.C.                                              39,207  222,838
    TalkTalk Telecom Group P.L.C.                                 63,047  124,328
    Tarsus Group P.L.C.                                            8,252   27,331
    Tate & Lyle P.L.C.                                            47,207  399,010
    Ted Baker P.L.C.                                               4,689  167,876

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                  ------- ------------
UNITED KINGDOM -- (Continued)
     Telecom Plus P.L.C.                                            9,506 $    145,717
*    Thomas Cook Group P.L.C.                                     187,213      205,744
     Topps Tiles P.L.C.                                            21,718       22,776
     TP ICAP P.L.C.                                                   814        4,761
     Ultra Electronics Holdings P.L.C.                             10,069      234,346
     Victrex P.L.C.                                                12,403      297,226
     WH Smith P.L.C.                                               16,288      334,864
     William Hill P.L.C.                                           15,937       51,985
*    Wizz Air Holdings P.L.C.                                       2,564       57,562
     WS Atkins P.L.C.                                              12,872      237,384
     XP Power, Ltd.                                                 1,957       44,498
     Zoopla Property Group P.L.C.                                  32,820      151,560
                                                                          ------------
TOTAL UNITED KINGDOM                                                        19,645,744
                                                                          ------------
UNITED STATES -- (0.1%)
*    IMAX Corp.                                                     6,684      217,899
     Vail Resorts, Inc.                                                --           77
                                                                          ------------
TOTAL UNITED STATES                                                            217,976
                                                                          ------------
TOTAL COMMON STOCKS                                                        122,291,187
                                                                          ------------
PREFERRED STOCKS -- (0.7%)
GERMANY -- (0.7%)
     Fuchs Petrolub SE                                              8,841      404,866
     Jungheinrich AG                                                4,875      150,237
     Sartorius AG                                                   3,844      270,563
     Sixt SE                                                        1,533       62,982
     Villeroy & Boch AG                                             1,484       23,236
                                                                          ------------
TOTAL GERMANY                                                                  911,884
                                                                          ------------
TOTAL PREFERRED STOCKS                                                         911,884
                                                                          ------------
TOTAL INVESTMENT SECURITIES                                                123,203,071
                                                                          ------------

                                                                            VALUE+
                                                                          ------------
SECURITIES LENDING COLLATERAL -- (8.5%)
(S)@ DFA Short Term Investment Fund                               995,323   11,517,878
                                                                          ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $124,881,819)^^                       $134,720,949
                                                                          ============

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                               ---------------------------------------------
                                                                 LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                                               ----------- ------------ ------- ------------
Common Stocks
   Australia                                                            -- $  8,401,658   --    $  8,401,658
   Austria                                                              --    1,456,912   --       1,456,912
   Belgium                                                              --    1,891,906   --       1,891,906
   Canada                                                      $13,087,727           --   --      13,087,727
   Denmark                                                              --    2,510,816   --       2,510,816
   Finland                                                              --    3,535,408   --       3,535,408
   France                                                               --    5,795,701   --       5,795,701
   Germany                                                              --    6,640,564   --       6,640,564
   Hong Kong                                                            --    3,482,718   --       3,482,718
   Ireland                                                              --    1,130,600   --       1,130,600
   Israel                                                               --      909,480   --         909,480
   Italy                                                                --    4,299,179   --       4,299,179
   Japan                                                            85,466   30,814,400   --      30,899,866
   Netherlands                                                          --    2,241,866   --       2,241,866
   New Zealand                                                          --    1,432,443   --       1,432,443
   Norway                                                               --    1,349,834   --       1,349,834
   Portugal                                                             --      377,969   --         377,969
   Singapore                                                            --    1,623,083   --       1,623,083
   Spain                                                                --    2,645,692   --       2,645,692
   Sweden                                                               --    3,342,738   --       3,342,738
   Switzerland                                                          --    5,371,307   --       5,371,307
   United Kingdom                                                   49,019   19,596,725   --      19,645,744
   United States                                                   217,976           --   --         217,976
Preferred Stocks
   Germany                                                              --      911,884   --         911,884
Securities Lending Collateral                                           --   11,517,878   --      11,517,878
                                                               ----------- ------------   --    ------------
TOTAL                                                          $13,440,188 $121,280,761   --    $134,720,949
                                                               =========== ============   ==    ============

                       DFA SOCIAL FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                  FACE
                                                                 AMOUNT
                                                                 (000)    VALUE+
                                                                 ------ ----------
AGENCY OBLIGATIONS -- (3.6%)
Federal Home Loan Bank
    1.875%, 03/13/20                                              $440  $  443,838
    5.750%, 06/12/26                                               200     246,593
Federal Home Loan Mortgage Corp.
    5.000%, 02/16/17                                               100     100,186
    1.000%, 07/28/17                                               100     100,168
Federal National Mortgage Association
    1.875%, 09/18/18                                               220     222,536
    6.250%, 05/15/29                                               180     239,614
    6.625%, 11/15/30                                               200     280,387
Tennessee Valley Authority
    2.875%, 09/15/24                                               750     764,604
    7.125%, 05/01/30                                               500     711,491
                                                                        ----------
TOTAL AGENCY OBLIGATIONS                                                 3,109,417
                                                                        ----------
BONDS -- (57.8%)
21st Century Fox America, Inc.
    3.000%, 09/15/22                                               180     180,225
    3.700%, 09/15/24                                               200     202,315
3M Co.
    1.625%, 06/15/19                                               375     376,633
ABB Finance USA, Inc.
    2.875%, 05/08/22                                               100     100,921
Abbott Laboratories
    2.550%, 03/15/22                                               500     487,198
Adobe Systems, Inc.
    3.250%, 02/01/25                                               160     158,612
Advance Auto Parts, Inc.
    4.500%, 12/01/23                                               200     211,153
Aetna, Inc.
    2.200%, 03/15/19                                               200     201,267
    3.500%, 11/15/24                                                50      50,691
Aflac, Inc.
    3.625%, 11/15/24                                               250     256,914
    3.250%, 03/17/25                                                50      49,758
Ahold Finance USA LLC
    6.875%, 05/01/29                                                40      49,585
Allstate Corp. (The)
    3.150%, 06/15/23                                               500     508,879
Alphabet, Inc.
    1.998%, 08/15/26                                               200     183,019
Amazon.com, Inc.
    2.600%, 12/05/19                                               100     101,946
American Express Credit Corp.
    2.250%, 05/05/21                                               150     148,110
American International Group, Inc.
    4.125%, 02/15/24                                                50      51,957
    3.750%, 07/10/25                                               150     150,499
Ameriprise Financial, Inc.
    4.000%, 10/15/23                                                30      31,562

                                                                  FACE
                                                                 AMOUNT
                                                                 (000)    VALUE+
                                                                 ------ ----------
    3.700%, 10/15/24                                              $400  $  410,634
Amgen, Inc.
    3.125%, 05/01/25                                               200     194,547
Analog Devices, Inc.
    3.900%, 12/15/25                                                33      33,662
Anthem, Inc.
    3.125%, 05/15/22                                                30      29,961
    3.500%, 08/15/24                                               150     149,330
Aon P.L.C.
    3.500%, 06/14/24                                               275     276,012
Apple, Inc.
    3.250%, 02/23/26                                               250     248,816
Asian Development Bank
    2.000%, 01/22/25                                               150     143,431
AT&T, Inc.
    3.875%, 08/15/21                                               150     155,009
    3.000%, 02/15/22                                                50      49,482
    3.950%, 01/15/25                                               350     346,061
Autodesk, Inc.
    3.600%, 12/15/22                                                40      40,292
    4.375%, 06/15/25                                               150     154,089
Automatic Data Processing, Inc.
    3.375%, 09/15/25                                               100     102,720
AutoZone, Inc.
    2.500%, 04/15/21                                                70      69,235
Avnet, Inc.
    4.625%, 04/15/26                                               250     251,892
Bank Nederlandse Gemeenten NV
    1.375%, 03/19/18                                                50      50,014
Bank of America Corp.
    3.300%, 01/11/23                                               150     150,183
    4.000%, 04/01/24                                               250     256,652
Bank of Montreal
    2.375%, 01/25/19                                               100     100,987
Bank of New York Mellon Corp. (The)
    3.650%, 02/04/24                                               300     311,222
Bank of Nova Scotia (The)
    2.050%, 10/30/18                                               100     100,579
Barclays P.L.C.
    4.375%, 01/12/26                                               200     200,906
BB&T Corp.
    2.450%, 01/15/20                                                75      75,673
Bed Bath & Beyond, Inc.
    3.749%, 08/01/24                                               275     270,753
Bemis Co., Inc.
    4.500%, 10/15/21                                               100     106,336
Berkshire Hathaway Finance Corp.
    1.300%, 05/15/18                                               500     499,878
Berkshire Hathaway, Inc.
    3.125%, 03/15/26                                               407     403,522
BHP Billiton Finance USA, Ltd.
    3.850%, 09/30/23                                               400     423,531

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED


                                                                  FACE
                                                                 AMOUNT
                                                                 (000)    VALUE+
                                                                 ------ ----------
BlackRock, Inc.
    3.375%, 06/01/22                                             $  100 $  103,884
BMW U.S. Capital LLC
##  2.800%, 04/11/26                                                 75     71,936
Boston Scientific Corp.
    6.000%, 01/15/20                                                 55     60,471
    2.850%, 05/15/20                                                300    303,883
BP Capital Markets P.L.C.
    2.315%, 02/13/20                                                150    150,758
    3.245%, 05/06/22                                                300    306,436
    3.535%, 11/04/24                                                 50     50,704
BPCE SA
    4.000%, 04/15/24                                                500    518,367
British Columbia, Province of Canada
    6.500%, 01/15/26                                                200    252,755
British Telecommunications P.L.C.
    2.350%, 02/14/19                                                200    201,095
Brown & Brown, Inc.
    4.200%, 09/15/24                                                 40     40,200
Burlington Northern Santa Fe LLC
    3.000%, 04/01/25                                                 75     74,863
CA, Inc.
    4.500%, 08/15/23                                                100    104,602
Canadian Pacific Railway Co.
    2.900%, 02/01/25                                                 50     48,882
Capital One Financial Corp.
    3.750%, 04/24/24                                                 50     50,740
Cardinal Health, Inc.
    1.700%, 03/15/18                                                200    200,001
    4.625%, 12/15/20                                                 75     80,406
CBS Corp.
    3.500%, 01/15/25                                                250    246,572
CenterPoint Energy Resources Corp.
    4.500%, 01/15/21                                                 25     26,427
Chevron Corp.
    2.419%, 11/17/20                                                 50     50,529
    2.355%, 12/05/22                                                500    490,951
Chubb INA Holdings, Inc.
    3.350%, 05/15/24                                                 50     50,811
Cisco Systems, Inc.
    1.650%, 06/15/18                                                500    501,839
    2.200%, 02/28/21                                                 50     49,840
Citigroup, Inc.
    3.875%, 10/25/23                                                180    185,605
CME Group, Inc.
    3.000%, 03/15/25                                                 85     84,662
CMS Energy Corp.
    3.875%, 03/01/24                                                175    180,920
CNA Financial Corp.
    3.950%, 05/15/24                                                300    303,918
    4.500%, 03/01/26                                                 30     31,307

                                                                  FACE
                                                                 AMOUNT
                                                                 (000)    VALUE+
                                                                 ------ ----------
Coach, Inc.
    4.250%, 04/01/25                                             $  300 $  301,336
Coca-Cola Co. (The)
    3.150%, 11/15/20                                                 48     50,150
    3.200%, 11/01/23                                              1,000  1,034,422
Colgate-Palmolive Co.
    3.250%, 03/15/24                                                100    103,199
Comerica, Inc.
    2.125%, 05/23/19                                                 75     75,028
Commonwealth Bank of Australia
    2.400%, 11/02/20                                                250    249,023
ConocoPhillips Co.
    3.350%, 11/15/24                                                300    299,914
Cooperatieve Rabobank UA
    3.875%, 02/08/22                                                 50     52,512
CR Bard, Inc.
    3.000%, 05/15/26                                                200    192,245
Credit Suisse New York
    3.625%, 09/09/24                                                500    502,207
CSX Corp.
    3.700%, 10/30/20                                                 70     73,191
CVS Health Corp.
    2.750%, 12/01/22                                                200    197,553
    3.875%, 07/20/25                                                 67     68,673
Deere & Co.
    5.375%, 10/16/29                                                 80     95,711
Deutsche Bank AG
    3.700%, 05/30/24                                                 30     28,860
Deutsche Telekom International Finance BV
    6.000%, 07/08/19                                                175    190,964
Discovery Communications LLC
    3.250%, 04/01/23                                                 75     73,296
Dollar General Corp.
    3.250%, 04/15/23                                                100     99,079
Dominion Gas Holdings LLC
    2.800%, 11/15/20                                                250    253,455
Dominion Resources, Inc.
    3.625%, 12/01/24                                                100    100,771
Dow Chemical Co. (The)
    4.250%, 11/15/20                                                150    158,782
    3.000%, 11/15/22                                                 30     30,096
    3.500%, 10/01/24                                                200    201,023
Dr Pepper Snapple Group, Inc.
    3.400%, 11/15/25                                                250    249,728
Duke Energy Corp.
    3.750%, 04/15/24                                                275    283,909
Eaton Corp.
    2.750%, 11/02/22                                                207    206,441
eBay, Inc.
    2.600%, 07/15/22                                                175    169,867
Edwards Lifesciences Corp.
    2.875%, 10/15/18                                                 75     76,239

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED


                                                                  FACE
                                                                 AMOUNT
                                                                 (000)   VALUE+
                                                                 ------ --------
EI du Pont de Nemours & Co.
    2.800%, 02/15/23                                              $206  $203,142
Electricite de France SA
##  2.350%, 10/13/20                                                30    29,771
Electronic Arts, Inc.
    4.800%, 03/01/26                                                50    53,344
Emerson Electric Co.
    2.625%, 12/01/21                                               500   505,257
Enterprise Products Operating LLC
    3.900%, 02/15/24                                               200   206,142
EOG Resources, Inc.
    5.875%, 09/15/17                                               100   102,657
    4.150%, 01/15/26                                               100   104,653
ERAC USA Finance LLC
##  3.850%, 11/15/24                                               200   203,143
Eversource Energy
    2.500%, 03/15/21                                               100    99,317
Exelon Corp.
    2.850%, 06/15/20                                               150   152,083
    2.450%, 04/15/21                                                75    74,212
Express Scripts Holding Co.
    2.250%, 06/15/19                                               100   100,350
    3.900%, 02/15/22                                                75    77,763
    3.500%, 06/15/24                                               250   244,071
Exxon Mobil Corp.
    2.222%, 03/01/21                                               550   550,894
FedEx Corp.
    2.625%, 08/01/22                                               100   100,004
Fidelity National Information Services, Inc.
    5.000%, 10/15/25                                               225   244,567
Fifth Third Bancorp
    3.500%, 03/15/22                                               200   204,988
Ford Motor Credit Co. LLC
    3.200%, 01/15/21                                               200   201,021
    4.375%, 08/06/23                                               200   207,252
General Mills, Inc.
    3.150%, 12/15/21                                               200   205,139
Georgia-Pacific LLC
    7.750%, 11/15/29                                                40    53,734
Gilead Sciences, Inc.
    4.500%, 04/01/21                                                30    32,446
    4.400%, 12/01/21                                               450   484,094
Goldcorp, Inc.
    3.625%, 06/09/21                                               190   194,995
Goldman Sachs Group, Inc. (The)
    7.500%, 02/15/19                                               250   276,612
Halliburton Co.
    3.500%, 08/01/23                                               200   203,335
Harley-Davidson Financial Services, Inc.
##  2.150%, 02/26/20                                               100    99,134

                                                                  FACE
                                                                 AMOUNT
                                                                 (000)   VALUE+
                                                                 ------ --------
Hartford Financial Services Group, Inc. (The)
    5.125%, 04/15/22                                              $ 50  $ 55,376
Hasbro, Inc.
    3.150%, 05/15/21                                                97    98,300
Home Depot, Inc. (The)
    2.000%, 04/01/21                                               100    99,369
    2.700%, 04/01/23                                                75    75,157
HSBC Holdings P.L.C.
    4.000%, 03/30/22                                               350   363,011
Humana, Inc.
    3.150%, 12/01/22                                               400   400,476
Huntington Bancshares, Inc.
    3.150%, 03/14/21                                                75    75,983
    2.300%, 01/14/22                                               300   290,915
Hyatt Hotels Corp.
    3.375%, 07/15/23                                               100    99,809
Illinois Tool Works, Inc.
    3.500%, 03/01/24                                               100   104,224
ING Bank NV
##  2.050%, 08/15/21                                               350   340,993
Intel Corp.
    2.450%, 07/29/20                                                30    30,467
Inter-American Development Bank
    3.000%, 02/21/24                                               250   258,169
International Business Machines Corp.
    1.875%, 05/15/19                                               100   100,471
International Paper Co.
    3.800%, 01/15/26                                                75    76,001
ITC Holdings Corp.
    3.650%, 06/15/24                                               200   201,292
Janus Capital Group, Inc.
    4.875%, 08/01/25                                               350   365,819
JM Smucker Co. (The)
    3.500%, 03/15/25                                                70    70,561
JPMorgan Chase & Co.
    6.300%, 04/23/19                                               150   163,695
    3.250%, 09/23/22                                               150   151,807
    3.900%, 07/15/25                                                30    30,808
Kellogg Co.
    2.750%, 03/01/23                                                75    73,564
KeyCorp
    2.900%, 09/15/20                                                75    76,065
    5.100%, 03/24/21                                               174   190,193
Kimberly-Clark Corp.
    2.400%, 06/01/23                                                50    49,104
Kohl's Corp.
    4.750%, 12/15/23                                               300   305,418
    4.250%, 07/17/25                                                40    37,688
Kommunalbanken A.S.
    1.750%, 05/28/19                                               100   100,105

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED


                                                                  FACE
                                                                 AMOUNT
                                                                 (000)    VALUE+
                                                                 ------ ----------
Kraft Heinz Foods Co.
    3.500%, 06/06/22                                             $  200 $  203,839
Kroger Co. (The)
    3.850%, 08/01/23                                                 50     52,113
Legg Mason, Inc.
    4.750%, 03/15/26                                                 30     31,226
Lincoln National Corp.
    3.350%, 03/09/25                                                 75     73,734
Loews Corp.
    2.625%, 05/15/23                                                 50     48,969
Lowe's Cos., Inc.
    3.875%, 09/15/23                                                 50     53,191
    3.375%, 09/15/25                                                125    126,930
LyondellBasell Industries NV
    6.000%, 11/15/21                                                200    226,432
Macy's Retail Holdings, Inc.
    3.450%, 01/15/21                                                 30     30,092
    2.875%, 02/15/23                                                200    185,918
Manitoba, Province of Canada
    1.750%, 05/30/19                                                100    100,138
Marathon Petroleum Corp.
    3.625%, 09/15/24                                                100     98,058
Markel Corp.
    5.350%, 06/01/21                                                 30     32,661
Marriott International, Inc.
    2.875%, 03/01/21                                                200    201,661
MasterCard, Inc.
    2.000%, 04/01/19                                                 75     75,576
McDonald's Corp.
    2.750%, 12/09/20                                                 30     30,411
    3.700%, 01/30/26                                                150    152,126
McKesson Corp.
    3.796%, 03/15/24                                                 75     76,826
Mead Johnson Nutrition Co.
    4.125%, 11/15/25                                                 48     49,156
Medtronic, Inc.
    3.125%, 03/15/22                                                 50     51,084
MetLife, Inc.
    3.600%, 04/10/24                                                 50     51,301
Microsoft Corp.
    2.400%, 08/08/26                                                500    465,644
Mizuho Financial Group, Inc.
##  2.632%, 04/12/21                                                200    198,022
Monsanto Co.
    3.375%, 07/15/24                                                200    200,760
Morgan Stanley
    5.500%, 07/28/21                                                100    110,821
    3.875%, 04/29/24                                                350    357,376
Mosaic Co. (The)
    4.250%, 11/15/23                                                 50     51,341
Nasdaq, Inc.
    4.250%, 06/01/24                                                 75     77,078

                                                                  FACE
                                                                 AMOUNT
                                                                 (000)    VALUE+
                                                                 ------ ----------
National Australia Bank, Ltd.
    1.875%, 07/12/21                                             $  500 $  483,621
Nationwide Building Society
##  3.900%, 07/21/25                                                200    205,025
NetApp, Inc.
    2.000%, 12/15/17                                                 30     30,103
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19                                                100    100,683
Noble Energy, Inc.
    4.150%, 12/15/21                                                200    209,869
Nomura Holdings, Inc.
    2.750%, 03/19/19                                                 40     40,413
NRW Bank
    1.875%, 07/01/19                                                100    100,269
Nucor Corp.
    4.000%, 08/01/23                                                 20     21,072
Omnicom Group, Inc.
    3.650%, 11/01/24                                                100    100,983
Oracle Corp.
    1.200%, 10/15/17                                                 30     30,011
    2.950%, 05/15/25                                              1,400  1,360,024
Packaging Corp. of America
    4.500%, 11/01/23                                                200    211,763
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
##  3.050%, 01/09/20                                                 51     51,732
PepsiCo, Inc.
    2.750%, 03/05/22                                                100    101,084
PG&E Corp.
    2.400%, 03/01/19                                                 75     75,507
Phillips 66
    4.300%, 04/01/22                                                200    214,695
Phillips 66 Partners L.P.
    3.550%, 10/01/26                                                200    194,232
Pitney Bowes, Inc.
    4.625%, 03/15/24                                                300    296,232
PNC Bank NA
    2.250%, 07/02/19                                                400    403,104
Potash Corp. of Saskatchewan, Inc.
    3.625%, 03/15/24                                                300    299,120
Praxair, Inc.
    2.200%, 08/15/22                                                 50     48,973
Precision Castparts Corp.
    1.250%, 01/15/18                                                100     99,976
Priceline Group, Inc. (The)
    3.600%, 06/01/26                                                350    348,938
Principal Financial Group, Inc.
    3.125%, 05/15/23                                                100     99,822
    3.100%, 11/15/26                                                100     96,290
Province of Ontario Canada
    1.875%, 05/21/20                                                 50     49,800

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED


                                                                  FACE
                                                                 AMOUNT
                                                                 (000)   VALUE+
                                                                 ------ --------
Province of Quebec Canada
    3.500%, 07/29/20                                              $ 35  $ 36,864
    7.500%, 09/15/29                                               500   700,334
Prudential Financial, Inc.
    4.500%, 11/16/21                                               100   107,839
PSEG Power LLC
    5.125%, 04/15/20                                                30    32,070
QUALCOMM, Inc.
    3.450%, 05/20/25                                                75    75,110
Quest Diagnostics, Inc.
    3.500%, 03/30/25                                               200   198,622
Reinsurance Group of America, Inc.
    3.950%, 09/15/26                                               100    99,991
Rio Tinto Finance USA P.L.C.
    2.875%, 08/21/22                                                22    22,149
Rockwell Automation, Inc.
    2.875%, 03/01/25                                               300   294,524
Royal Bank of Canada
    2.200%, 07/27/18                                               100   100,868
Santander UK Group Holdings P.L.C.
    2.875%, 10/16/20                                               350   349,613
Santander UK P.L.C.
    4.000%, 03/13/24                                                50    51,844
Scripps Networks Interactive, Inc.
    3.500%, 06/15/22                                                50    50,887
    3.900%, 11/15/24                                               150   152,432
Sempra Energy
    3.550%, 06/15/24                                               250   253,701
Shell International Finance BV
    1.900%, 08/10/18                                               500   502,857
    2.125%, 05/11/20                                               180   180,132
    3.400%, 08/12/23                                                30    30,838
Sherwin-Williams Co. (The)
    1.350%, 12/15/17                                               100    99,873
Siemens Financieringsmaatschappij NV
##  6.125%, 08/17/26                                               200   243,860
Societe Generale SA
##  2.500%, 04/08/21                                               350   346,647
Southern California Edison Co.
    6.650%, 04/01/29                                                65    80,682
Southern Co. (The)
    1.850%, 07/01/19                                               300   298,887
Southern Power Co.
    4.150%, 12/01/25                                                50    51,738
St Jude Medical, Inc.
    3.250%, 04/15/23                                                50    49,650
Starbucks Corp.
    2.100%, 02/04/21                                               100    99,784
State Street Corp.
    4.375%, 03/07/21                                                75    80,816

                                                                  FACE
                                                                 AMOUNT
                                                                 (000)   VALUE+
                                                                 ------ --------
Statoil ASA
    2.250%, 11/08/19                                              $200  $201,351
    2.650%, 01/15/24                                               100    98,244
Stryker Corp.
    2.000%, 03/08/19                                               180   180,323
    3.375%, 05/15/24                                               200   201,341
Sumitomo Mitsui Financial Group, Inc.
    2.934%, 03/09/21                                                30    30,114
    2.058%, 07/14/21                                               350   338,758
Suncor Energy, Inc.
    3.600%, 12/01/24                                               200   203,717
SunTrust Banks, Inc.
    2.500%, 05/01/19                                               250   252,320
    2.900%, 03/03/21                                                75    75,845
SVB Financial Group
    5.375%, 09/15/20                                               100   108,743
Sysco Corp.
    2.600%, 10/01/20                                                30    30,232
Target Corp.
    2.900%, 01/15/22                                               270   275,752
    2.500%, 04/15/26                                                75    70,609
TCI Communications, Inc.
    7.875%, 02/15/26                                               140   187,114
TD Ameritrade Holding Corp.
    3.625%, 04/01/25                                                30    30,503
Telefonica Europe BV
    8.250%, 09/15/30                                               275   366,437
Texas Instruments, Inc.
    1.650%, 08/03/19                                               197   196,678
Thomson Reuters Corp.
    4.300%, 11/23/23                                               100   105,464
TIAA Asset Management Finance Co. LLC
##  4.125%, 11/01/24                                                50    50,838
Time Warner, Inc.
    3.550%, 06/01/24                                               200   197,618
TJX Cos., Inc. (The)
    2.750%, 06/15/21                                               200   203,203
Toronto-Dominion Bank (The)
    2.250%, 11/05/19                                               500   502,595
    2.125%, 04/07/21                                                50    49,281
Total Capital Canada, Ltd.
    1.450%, 01/15/18                                               100   100,090
Total Capital SA
    2.125%, 08/10/18                                               100   100,911
Total System Services, Inc.
    4.800%, 04/01/26                                                30    32,150
TransCanada PipeLines, Ltd.
    2.500%, 08/01/22                                               300   294,925
U.S. Bancorp
    2.200%, 04/25/19                                               200   201,751

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED


                                                                   FACE
                                                                  AMOUNT
                                                                  (000)     VALUE+
                                                                  ------- -----------
UBS Group Funding Jersey, Ltd.
##   4.125%, 09/24/25                                             $   200 $   201,895
Unilever Capital Corp.
     2.200%, 03/06/19                                                 300     303,104
Union Pacific Corp.
     3.750%, 03/15/24                                                 200     209,758
United Parcel Service, Inc.
     2.450%, 10/01/22                                                 100      99,585
United Technologies Corp.
     7.500%, 09/15/29                                                  40      55,597
UnitedHealth Group, Inc.
     1.625%, 03/15/19                                                  75      74,727
     3.750%, 07/15/25                                                  70      72,706
Unum Group
     3.000%, 05/15/21                                                 350     349,210
US Bancorp
     3.700%, 01/30/24                                                  75      78,143
Verizon Communications, Inc.
     4.600%, 04/01/21                                                  30      32,149
     5.150%, 09/15/23                                                 150     165,615
Viacom, Inc.
     3.875%, 04/01/24                                                  50      48,478
Visa, Inc.
     3.150%, 12/14/25                                                  75      74,815
Wal-Mart Stores, Inc.
     2.550%, 04/11/23                                                 100      99,379
Walgreen Co.
     3.100%, 09/15/22                                                  50      49,957
Walgreens Boots Alliance, Inc.
     3.450%, 06/01/26                                                 150     146,231
Walt Disney Co. (The)
     2.150%, 09/17/20                                                  78      78,430
Waste Management, Inc.
     3.500%, 05/15/24                                                  60      61,691
Wells Fargo & Co.
     3.000%, 02/19/25                                                  50      48,118
     3.000%, 04/22/26                                                 150     142,855
Westpac Banking Corp.
     4.875%, 11/19/19                                                 300     322,156
Wm Wrigley Jr Co.
##   2.900%, 10/21/19                                                  75      76,290
Wyndham Worldwide Corp.
     3.900%, 03/01/23                                                  40      40,525
Xilinx, Inc.
     3.000%, 03/15/21                                                 100     101,489
Zimmer Biomet Holdings, Inc.
     2.700%, 04/01/20                                                 100     100,540
Zoetis, Inc.
     1.875%, 02/01/18                                                  25      25,032
                                                                          -----------
TOTAL BONDS                                                                49,870,470
                                                                          -----------

                                                                   FACE
                                                                  AMOUNT
                                                                  (000)     VALUE+
                                                                  ------- -----------
U.S. TREASURY OBLIGATIONS -- (38.3%)
U.S. Treasury Bonds
     6.250%, 08/15/23                                             $ 1,810 $ 2,262,288
     6.625%, 02/15/27                                                 600     821,883
     6.125%, 11/15/27                                                 750   1,005,996
     5.250%, 02/15/29                                                 870   1,111,867
     6.125%, 08/15/29                                                 145     200,247
     6.250%, 05/15/30                                                 130     183,823
     5.375%, 02/15/31                                               1,210   1,612,325
U.S. Treasury Notes
     0.875%, 03/31/18                                                 500     499,688
     0.750%, 08/15/19                                               3,000   2,953,827
     2.000%, 07/31/20                                               2,000   2,025,704
     1.250%, 03/31/21                                               2,760   2,699,948
     1.125%, 07/31/21                                               5,000   4,842,190
     1.500%, 03/31/23                                               2,430   2,337,641
     1.250%, 07/31/23                                               3,300   3,111,412
     2.750%, 02/15/24                                                 250     258,115
     2.500%, 05/15/24                                                 900     913,570
     2.250%, 11/15/24                                                 700     695,407
     2.125%, 05/15/25                                                 300     294,035
     2.000%, 08/15/25                                                 400     387,359
     1.625%, 02/15/26                                               1,000     933,906
     1.625%, 05/15/26                                                 700     652,367
     1.500%, 08/15/26                                               3,500   3,217,812
                                                                          -----------
TOTAL U.S. TREASURY OBLIGATIONS                                            33,021,410
                                                                          -----------
TOTAL INVESTMENT SECURITIES                                                86,001,297
                                                                          -----------

                                                                  SHARES
                                                                  -------
SECURITIES LENDING COLLATERAL -- (0.3%)
(S)@ DFA Short Term Investment Fund                                24,482     283,305
                                                                          -----------
TOTAL INVESTMENTS -- (100.0%)
(Cost $89,185,428)^^                                                      $86,284,602
                                                                          ===========

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------
                                                             LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                                             -------  ----------- ------- -----------
Agency Obligations                                             --     $ 3,109,417   --    $ 3,109,417
Bonds                                                          --      49,870,470   --     49,870,470
U.S. Treasury Obligations                                      --      33,021,410   --     33,021,410
Securities Lending Collateral                                  --         283,305   --        283,305
                                                               --     -----------   --    -----------
TOTAL                                                          --     $86,284,602   --    $86,284,602
                                                               ==     ===========   ==    ===========

                    DFA DIVERSIFIED FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                FACE
                                                               AMOUNT
                                                               (000)       VALUE+
                                                             ---------- ------------
U.S. TREASURY OBLIGATIONS -- (19.8%)
Treasury Inflation Protected Security
   1.625%, 01/15/18                                               2,682 $  3,176,172
   0.125%, 04/15/18                                              14,689   15,542,013
   0.125%, 04/15/20                                               2,296    2,410,397
   0.125%, 04/15/21                                               6,186    6,388,768
   2.375%, 01/15/25                                              16,023   23,784,149
                                                                        ------------
TOTAL U.S. TREASURY OBLIGATIONS                                           51,301,499
                                                                        ------------

                                                               SHARES
                                                             ----------
AFFILIATED INVESTMENT COMPANIES -- (79.2%)
Investment in DFA Intermediate Government Fixed Income
  Portfolio of DFA Investment Dimensions Group Inc.          10,377,364  128,367,997
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.                        7,689,856   76,514,063
                                                                        ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES                     204,882,060
                                                                        ------------
TOTAL INVESTMENT SECURITIES                                              256,183,559
                                                                        ------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
   State Street Institutional U.S. Government Money Market
     Fund, 0.420%                                             2,605,794    2,605,794
                                                                        ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $261,655,359)^^                     $258,789,353
                                                                        ============

DFA DIVERSIFIED FIXED INCOME PORTFOLIO
CONTINUED


DFA DIVERSIFIED FIXED INCOME PORTFOLIO

Summary of the Fund's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------
                                                               LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                                             ------------ ----------- ------- ------------
U.S. Treasury Obligations                                              -- $51,301,499   --    $ 51,301,499
Affiliated Investment Companies                              $204,882,060          --   --     204,882,060
Temporary Cash Investments                                      2,605,794          --   --       2,605,794
                                                             ------------ -----------   --    ------------
TOTAL                                                        $207,487,854 $51,301,499   --    $258,789,353
                                                             ============ ===========   ==    ============

ORGANIZATION

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2017, The Fund consists of ninety-six operational portfolios, (the "Portfolios") all of which are included in this document. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also advised by the Advisor. The Schedules of Investments for the master funds have been included in this document.

SECURITY VALUATION

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

.. Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

.. Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

The Fund of Funds (Global Small Company Portfolio, DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, International Small Company Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2005 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio, and DFA Diversified Fixed Income Portfolio) invest in the funds indicated on the Schedule of Investments ("Underlying Funds"). The Global Small Company Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, LWAS/DFA International High Book to Market Portfolio and Tax-Managed U.S. Marketwide Value Portfolio) invests primarily in a corresponding master fund ("Master Fund"). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios' investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, CSTG&E U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, Tax Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, Emerging Markets Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, CSTG&E International Social Core Equity Portfolio, International Sustainability Core 1 Portfolio, Tax-Managed DFA International Value Portfolio, International Social Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio and International Small Cap

Growth Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time International Equity Portfolios price their shares at the close of the NYSE, International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on International Equity Portfolios foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by International Equity Portfolios utilize data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by Enhanced U.S. Large Company Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA LTIP Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio and DFA Commodity Strategy Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedules of Investments for the Portfolios (except for the Feeder Funds). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of January 31, 2017, Emerging Markets Core Equity Portfolio, World ex. U.S. Targeted Value Portfolio, Emerging Markets Social Core Equity Portfolio, T.A. World ex. U.S. Core Equity Portfolio and World ex. U.S. Core Equity Portfolio had significant transfers of securities with a total value of $1,438,981, $6,105, $92,742, $54,190 and $41,103 (in thousands), respectively, that transferred from Level 1 to Level 2 because the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE, which resulted in their Level 2 classification.

FINANCIAL INSTRUMENTS

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.

2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the Portfolios.

3. FORWARD CURRENCY CONTRACTS: Certain Portfolios may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

At January 31, 2017, the following Portfolios had outstanding forward currency contracts (amounts in thousands):

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                                                                                               UNREALIZED
                                                                                                FOREIGN
                                                                                     VALUE AT   EXCHANGE
SETTLEMENT  CURRENCY                                                       CONTRACT  JANUARY      GAIN
DATE        AMOUNT**       CURRENCY                COUNTERPARTY             AMOUNT   31, 2017    (LOSS)
---------- ----------  ------------------ -------------------------------- --------  --------  ----------
 02/09/17      (8,825) Canadian Dollar    Citibank, N.A.                   $ (6,642) $ (6,783)  $  (141)
 03/03/17     (12,262) Denmark Krone      State Street Bank and Trust        (1,765)   (1,782)      (17)
 02/02/17      24,529  Euro               State Street Bank and Trust        26,385    26,479        94
 02/02/17     (24,529) Euro               UBS AG                            (25,636)  (26,479)     (843)
 03/01/17     (24,126) Euro               State Street Bank and Trust       (25,977)  (26,070)      (93)
 02/01/17      72,394  Hong Kong Dollar   State Street Bank and Trust         9,331     9,330        (1)
 02/01/17      (4,697) Hong Kong Dollar   Citibank, N.A.                       (605)     (605)       --
 02/01/17     (67,697) Hong Kong Dollar   JP Morgan                          (8,729)   (8,725)        4
 03/02/17     (73,594) Hong Kong Dollar   Citibank, N.A.                     (9,489)   (9,488)        1
 02/01/17   2,640,726  Japanese Yen       State Street Bank and Trust        23,134    23,388       254
 02/01/17  (2,640,726) Japanese Yen       National Australia Bank Limited   (22,639)  (23,388)     (749)
 03/06/17  (2,673,928) Japanese Yen       State Street Bank and Trust       (23,448)  (23,705)     (257)
 02/28/17      (7,710) Norwegian Krone    UBS AG                               (925)     (935)      (10)
 02/28/17      (1,462) Singapore Dollar   State Street Bank and Trust        (1,028)   (1,038)      (10)
 02/21/17     (24,419) Swedish Krona      Citibank, N.A.                     (2,752)   (2,794)      (42)
 02/28/17      (5,956) Swiss Franc        State Street Bank and Trust        (5,963)   (6,026)      (63)
 02/21/17     (12,441) UK Pound Sterling  Barclays Capital                  (15,417)  (15,656)     (239)
                                                                           --------  --------   -------
                                                                           $(92,165) $(94,277)  $(2,112)
                                                                           ========  ========   =======

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                                                                                              UNREALIZED
                                                                                               FOREIGN
                                                                                    VALUE AT   EXCHANGE
SETTLEMENT CURRENCY                                                       CONTRACT  JANUARY      GAIN
DATE       AMOUNT**        CURRENCY               COUNTERPARTY             AMOUNT   31, 2017    (LOSS)
---------- ---------   ----------------- -------------------------------- --------  --------  ----------
02/16/17    (26,596)   Singapore Dollar  HSBC Bank                        $(18,778) $(18,874)   $ (96)
03/02/17    (30,080)   Singapore Dollar  Barclays Capital                  (20,863)  (21,349)    (486)
03/20/17    (14,651)   Singapore Dollar  State Street Bank and Trust       (10,119)  (10,400)    (281)
04/03/17   (103,065)   Swedish Krona     National Australia Bank Limited   (11,293)  (11,820)    (527)

04/10/17   (3,186)   UK Pound Sterling  State Street Bank and Trust    (3,882)   (4,015)    (133)
04/19/17   (3,030)   UK Pound Sterling  RBS                            (3,733)   (3,818)     (85)
                                                                     --------  --------  -------
                                                                     $(68,668) $(70,276) $(1,608)
                                                                     ========  ========  =======

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

                                                                                             UNREALIZED
                                                                                              FOREIGN
                                                                                   VALUE AT   EXCHANGE
SETTLEMENT CURRENCY                                                     CONTRACT   JANUARY      GAIN
DATE       AMOUNT**         CURRENCY              COUNTERPARTY           AMOUNT    31, 2017    (LOSS)
---------- --------    ------------------- ---------------------------- --------  ---------  ----------
02/01/17    132,531    Australian Dollar   National Australia Bank
                                           Limited                      $ 95,526  $ 100,511   $ 4,985
02/01/17   (132,531)   Australian Dollar   Citibank, N.A.                (99,891)  (100,511)     (620)
03/06/17    130,066    Australian Dollar   Citibank, N.A.                 97,957     98,567       610
02/02/17     70,648    New Zealand Dollar  HSBC Bank                      49,087     51,835     2,748
02/02/17    (70,648)   New Zealand Dollar  Bank of America Corp.         (51,630)   (51,835)     (205)
02/09/17     65,949    New Zealand Dollar  State Street Bank and Trust    45,941     48,377     2,436
03/07/17     68,804    New Zealand Dollar  Bank of America Corp.          50,231     50,431       200
                                                                        --------  ---------   -------
                                                                        $187,221  $ 197,375   $10,154
                                                                        ========  =========   =======

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                                                                                           UNREALIZED
                                                                                            FOREIGN
                                                                                 VALUE AT   EXCHANGE
SETTLEMENT CURRENCY                                                   CONTRACT   JANUARY      GAIN
DATE       AMOUNT**       CURRENCY             COUNTERPARTY            AMOUNT    31, 2017    (LOSS)
---------- --------   ----------------- ---------------------------- ---------  ---------  ----------
02/10/17   (22,120)   Singapore Dollar  State Street Bank and Trust  $ (15,668) $ (15,697)  $   (29)
02/13/17   (22,468)   Singapore Dollar  HSBC Bank                      (15,615)   (15,944)     (329)
02/14/17   (21,784)   Singapore Dollar  HSBC Bank                      (15,301)   (15,459)     (158)
02/16/17   (24,696)   Singapore Dollar  HSBC Bank                      (17,436)   (17,525)      (89)
03/17/17   (22,176)   Singapore Dollar  HSBC Bank                      (15,306)   (15,741)     (435)
03/28/17   (16,029)   Singapore Dollar  HSBC Bank                      (11,024)   (11,379)     (355)
03/29/17   (25,691)   Singapore Dollar  HSBC Bank                      (17,707)   (18,237)     (530)
                                                                     ---------  ---------   -------
                                                                     $(108,057) $(109,982)  $(1,925)
                                                                     =========  =========   =======

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

                                                                                               UNREALIZED
                                                                                                FOREIGN
                                                                                     VALUE AT   EXCHANGE
SETTLEMENT  CURRENCY                                                      CONTRACT   JANUARY      GAIN
DATE        AMOUNT**         CURRENCY              COUNTERPARTY            AMOUNT    31, 2017    (LOSS)
---------- ----------    ------------------ ---------------------------- ---------  ---------  ----------
02/21/17        1,699    Canadian Dollar    ANZ Securities, Inc.         $   1,268  $   1,306   $     38
02/21/17        1,497    Canadian Dollar    State Street Bank and Trust      1,141      1,150          9
02/21/17       (2,734)   Canadian Dollar    Citibank, N.A.                  (2,036)    (2,101)       (65)
02/21/17      (99,198)   Canadian Dollar    State Street Bank and Trust    (74,015)   (76,247)    (2,232)
04/20/17     (216,713)   Denmark Krone      Bank of America Corp.          (31,176)   (31,579)      (403)
04/07/17       (1,383)   Euro               State Street Bank and Trust     (1,484)    (1,498)       (14)
04/07/17       (2,283)   Euro               Citibank, N.A.                  (2,421)    (2,472)       (51)
04/07/17       (3,711)   Euro               State Street Bank and Trust     (3,940)    (4,018)       (78)
04/07/17       (4,199)   Euro               UBS AG                          (4,530)    (4,546)       (16)
04/07/17      (59,903)   Euro               State Street Bank and Trust    (63,393)   (64,859)    (1,466)
04/10/17      (83,394)   Euro               Bank of America Corp.          (88,500)   (90,306)    (1,806)
04/18/17       (1,879)   Euro               UBS AG                          (2,012)    (2,035)       (23)
04/18/17       (5,870)   Euro               State Street Bank and Trust     (6,303)    (6,358)       (55)
04/18/17      (73,687)   Euro               Citibank, N.A.                 (78,946)   (79,822)      (876)
04/19/17      (76,347)   Euro               Bank of America Corp.          (81,386)   (82,708)    (1,322)
04/20/17   (8,700,136)   Japanese Yen       JP Morgan                      (75,937)   (77,296)    (1,359)
02/17/17        1,284    Norwegian Krone    UBS AG                             154        156          2
02/17/17      (84,833)   Norwegian Krone    Citibank, N.A.                  (9,996)   (10,286)      (290)
02/14/17      (22,572)   Singapore Dollar   State Street Bank and Trust    (15,852)   (16,018)      (166)
04/24/17      (15,370)   Singapore Dollar   JP Morgan                      (10,803)   (10,913)      (110)
04/18/17        4,804    Swedish Krona      UBS AG                             545        551          6
04/18/17     (354,148)   Swedish Krona      Citibank, N.A.                 (39,825)   (40,646)      (821)
04/03/17        2,203    UK Pound Sterling  State Street Bank and Trust      2,769      2,774          5
04/03/17        1,315    UK Pound Sterling  ANZ Securities, Inc.             1,603      1,656         53
04/03/17       (1,541)   UK Pound Sterling  Citibank, N.A.                  (1,915)    (1,942)       (27)
04/03/17      (93,170)   UK Pound Sterling  State Street Bank and Trust   (114,501)  (117,379)    (2,878)
04/19/17      (32,725)   UK Pound Sterling  UBS AG                         (40,319)   (41,243)      (924)
                                                                         ---------  ---------   --------
                                                                         $(741,810) $(756,679)  $(14,869)
                                                                         =========  =========   ========

DFA TARGETED CREDIT PORTFOLIO

                                                                             UNREALIZED
                                                                  VALUE AT     FOREIGN
SETTLEMENT CURRENCY                                     CONTRACT JANUARY 31,  EXCHANGE
DATE       AMOUNT**      CURRENCY        COUNTERPARTY    AMOUNT     2017     GAIN (LOSS)
---------- --------  ------------------ --------------- -------- ----------- -----------
04/11/17   (2,572)   UK Pound Sterling  Citibank, N.A.  $(3,177)   $(3,241)     $(64)
                                                        -------    -------      ----
                                                        $(3,177)   $(3,241)     $(64)
                                                        =======    =======      ====

VA GLOBAL BOND PORTFOLIO

                                                                                    UNREALIZED
                                                                         VALUE AT     FOREIGN
SETTLEMENT CURRENCY                                            CONTRACT JANUARY 31,  EXCHANGE
DATE       AMOUNT**      CURRENCY           COUNTERPARTY        AMOUNT     2017     GAIN (LOSS)
---------- --------  ----------------- ----------------------- -------- ----------- -----------
02/14/17   (3,989)   Singapore Dollar  Morgan Stanley and Co.  $(2,802)   $(2,831)     $(29)
                                                               -------    -------      ----
                                                               $(2,802)   $(2,831)     $(29)
                                                               =======    =======      ====

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4. FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio's investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."

A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

Payments, known as "variation margin", to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price and subject the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there is a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

5. Options on Futures Contracts: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change would be reflected in the net asset value of the Portfolio.

The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

At January 31, 2017, the following Portfolios had the following outstanding futures contracts (dollar amounts in thousands):

                                                                 EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                              DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                         ----------------------- ---------- --------- -------- ----------- ----------
Enhanced U.S. Large Company Portfolio    S&P 500 Emini Index(R)   03/17/17    2,233   $253,948   $8,761       $--
                                                                                      --------   ------
                                                                                      $253,948   $8,761       $--
                                                                                      ========   ======

                                                                 EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                              DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                         ----------------------- ---------- --------- -------- ----------- ----------
U.S. Targeted Value Portfolio            S&P 500 Emini Index(R)   03/17/17    1,287   $146,364    $573       $6,113
                                                                                      --------    ----
                                                                                      $146,364    $573       $6,113
                                                                                      ========    ====

                                                                 EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                              DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                         ----------------------- ---------- --------- -------- ----------- ----------
U.S. Small Cap Value Portfolio           S&P 500 Emini Index(R)   03/17/17    1,872   $212,893   $1,903      $8,892
                                                                                      --------   ------
                                                                                      $212,893   $1,903      $8,892
                                                                                      ========   ======

                                                                 EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                              DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                         ----------------------- ---------- --------- -------- ----------- ----------
U.S. Core Equity 1 Portfolio             S&P 500 Emini Index(R)   03/17/17    1,170   $133,058   $2,058      $5,558
                                                                                      --------   ------
                                                                                      $133,058   $2,058      $5,558
                                                                                      ========   ======

                                                                 EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                              DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                         ----------------------- ---------- --------- -------- ----------- ----------
U.S. Core Equity 2 Portfolio             S&P 500 Emini Index(R)   03/17/17    1,320   $150,117   $2,430      $6,270
                                                                                      --------   ------
                                                                                      $150,117   $2,430      $6,270
                                                                                      ========   ======

                                                                 EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                              DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                         ----------------------- ---------- --------- -------- ----------- ----------
U.S. Vector Equity Portfolio             S&P 500 Emini Index(R)   03/17/17     300    $34,118     $408       $1,425
                                                                                      -------     ----
                                                                                      $34,118     $408       $1,425
                                                                                      =======     ====

                                                                 EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                              DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                         ----------------------- ---------- --------- -------- ----------- ----------
U.S. Small Cap Portfolio                 Russell 2000 Index(R)    03/17/17    1,104   $ 75,045    $(57)      $3,413
U.S. Small Cap Portfolio                 S&P 500 Emini Index(R)   03/17/17      516     58,682     256        2,681
                                                                                      --------    ----
                                                                                      $133,727    $199       $6,094
                                                                                      ========    ====

                                                                 EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                              DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                         ----------------------- ---------- --------- -------- ----------- ----------
U.S. Micro Cap Portfolio                 Russell 2000 Index(R)    03/17/17     318    $21,616     $(16)      $  964
U.S. Micro Cap Portfolio                 S&P 500 Emini Index(R)   03/17/17     274     31,161      216        1,387
                                                                                      -------     ----
                                                                                      $52,777     $200       $2,351
                                                                                      =======     ====

                                                                 EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                              DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                         ----------------------- ---------- --------- -------- ----------- ----------
DFA Real Estate Securities Portfolio     S&P 500 Emini Index(R)   03/17/17     491    $55,839     $694       $2,332
                                                                                      -------     ----
                                                                                      $55,839     $694       $2,332
                                                                                      =======     ====

                                                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                               DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                         ------------------------ ---------- --------- -------- ----------- ----------
Large Cap International Portfolio        Mini MSCI EAFE Index(R)   03/17/17      85    $ 7,346     $190       $  315
Large Cap International Portfolio        S&P 500 Emini Index(R)    03/17/17     226     25,702      249        1,116
                                                                                       -------     ----
                                                                                       $33,048     $439       $1,431
                                                                                       =======     ====

                                                                 EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                              DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                         ----------------------- ---------- --------- -------- ----------- ----------
International Core Equity Portfolio      S&P 500 Emini Index(R)   03/17/17    1,395   $158,646   $1,840      $6,626
                                                                                      --------   ------
                                                                                      $158,646   $1,840      $6,626
                                                                                      ========   ======

                                                                 EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                              DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                         ----------------------- ---------- --------- -------- ----------- ----------
International Small Company Portfolio    Russell 2000 Index(R)    03/17/17     240    $16,314     $(12)      $  700
International Small Company Portfolio    S&P 500 Emini Index(R)   03/17/17     400     45,490      288        1,992
                                                                                      -------     ----
                                                                                      $61,804     $276       $2,692
                                                                                      =======     ====

                                                                 EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                              DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                         ----------------------- ---------- --------- -------- ----------- ----------
DFA International Real Estate
  Securities Portfolio                   S&P 500 Emini Index(R)   03/17/17     340    $38,667     $214       $1,615
                                                                                      -------     ----
                                                                                      $38,667     $214       $1,615
                                                                                      =======     ====

                                                                 EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                              DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                         ----------------------- ---------- --------- -------- ----------- ----------
DFA International Small Cap Value
  Portfolio                              Russell 2000 Index(R)    03/17/17     200    $13,595     $(10)      $  581
DFA International Small Cap Value
  Portfolio                              S&P 500 Emini Index(R)   03/17/17     580     65,961      388        2,834
                                                                                      -------     ----
                                                                                      $79,556     $378       $3,415
                                                                                      =======     ====

                                                                 EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                              DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                         ----------------------- ---------- --------- -------- ----------- ----------
Selectively Hedged Global Equity
  Portfolio                              S&P 500 Emini Index(R)   03/17/17     160    $18,196     $286        $760
                                                                                      -------     ----
                                                                                      $18,196     $286        $760
                                                                                      =======     ====

                                                                             EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                                        DESCRIPTION             DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                                 --------------------------- ---------- --------- -------- ----------- ----------
Emerging Markets Core Equity Portfolio           Mini MSCI Emerging Markets
                                                   Index(R)                   03/17/17      650   $ 29,741   $1,178      $7,280
Emerging Markets Core Equity Portfolio           S&P 500 Emini Index(R)       03/17/17    1,978    224,948    1,043         993
                                                                                                  --------   ------
                                                                                                  $254,689   $2,221      $8,273
                                                                                                  ========   ======

                                                                 EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                              DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                         ----------------------- ---------- --------- -------- ----------- ----------
Tax-Managed U.S. Equity Portfolio        S&P 500 Emini Index(R)   03/17/17     175    $19,902     $340        $831
                                                                                      -------     ----
                                                                                      $19,902     $340        $831
                                                                                      =======     ====

                                                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                               DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                         ------------------------ ---------- --------- -------- ----------- ----------
Tax-Managed DFA International Value      Mini MSCI EAFE Index(R)
  Portfolio                                                        03/17/17     120    $10,370     $278       $  464
Tax-Managed DFA International Value      S&P 500 Emini Index(R)
  Portfolio                                                        03/17/17     121     13,761      112          615
                                                                                       -------     ----
                                                                                       $24,131     $390       $1,079
                                                                                       =======     ====

                                                                 EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                              DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                         ----------------------- ---------- --------- -------- ----------- ----------
VA International Value Portfolio         S&P 500 Emini Index(R)   03/17/17     30      $3,412      $10        $143
                                                                                       ------      ---
                                                                                       $3,412      $10        $143
                                                                                       ======      ===

                                                                 EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                              DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                         ----------------------- ---------- --------- -------- ----------- ----------
U.S. Small Cap Growth Portfolio          S&P 500 Emini Index(R)   03/17/17     95     $10,804      $(3)       $--
                                                                                      -------      ---
                                                                                      $10,804      $(3)       $--
                                                                                      =======      ===

At January 31, 2017, the Subsidiary had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                                             EXPIRATION NUMBER OF CONTRACT UNREALIZED
DESCRIPTION                                                     DATE    CONTRACTS  AMOUNT  GAIN (LOSS)
Brent Crude Oil Futures                                       03/31/17     204    $11,406     $(335)
Coffee 'C' Futures                                            05/18/17      66      3,762      (143)
Copper Futures                                                05/26/17     178     12,186       134
Corn Futures                                                  05/12/17     616     11,304      (120)
Cotton No.2 Futures                                           05/08/17      58      2,192        53
Gasoline RBOB Futures                                         04/28/17      80      6,002      (145)
Gold 100 oz Futures                                           04/26/17     142     17,203       306
KC HRW Wheat Futures                                          05/12/17      81      1,791       (50)
Lean Hogs Futures                                             04/17/17     122      3,379        50
Live Cattle Futures                                           04/28/17     129      5,891      (165)
LME Nickel Futures                                            03/13/17      77      4,587      (540)
LME Nickel Futures                                            03/13/17     (77)    (4,587)      (21)
LME Nickel Futures                                            05/15/17      82      4,903        56
LME Nickel Futures                                            05/15/17     (20)    (1,196)      (58)
LME Prime Aluminum Futures                                    03/13/17     206      9,345       491
LME Prime Aluminum Futures                                    03/13/17    (206)    (9,345)      200

LME Prime Aluminum Futures                                   05/15/17  208     9,469     (271)
LME Prime Aluminum Futures                                   05/15/17  (49)   (2,231)      (5)
LME Zinc Futures                                             03/13/17  108     7,711      346
LME Zinc Futures                                             03/13/17 (108)   (7,711)    (162)
LME Zinc Futures                                             05/15/17   80     5,725       85
LME Zinc Futures                                             05/15/17  (19)   (1,360)     (53)
Natural Gas Futures                                          04/26/17  361    11,581     (591)
NY Harbor ULSD Futures                                       04/28/17   79     5,461     (104)
Silver Futures                                               05/26/17   74     6,516      136
Soybean Futures                                              05/12/17  175     9,050     (268)
Soybean Meal Futures                                         05/12/17  139     4,697      (93)
Soybean Oil Futures                                          05/12/17  199     4,076     (176)
Sugar #11 Futures                                            04/28/17  218     4,996      (53)
Wheat Futures (cbt)                                          05/12/17  233     5,050     (111)
WTI Crude Futures                                            04/20/17  195    10,518     (141)
                                                                            --------  -------
                                                                            $152,371  $(1,748)
                                                                            --------  -------

Securities have been segregated as collateral for open futures contracts.

6. Commodity-Linked Derivatives: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of January 31, 2017, the DFA Commodity Strategy Portfolio held $375,161,213 in the Subsidiary, representing 21.89% of DFA Commodity Strategy Portfolio's total assets.

At January 31, 2017, the Subsidiary had the following outstanding total return index swaps (dollar amounts in thousands):

                                                                                                          UNREALIZED
                                                             COMMODITY EXPIRATION            NOTIONAL    APPRECIATION
COUNTERPARTY                                                 EXPOSURE     DATE    CURRENCY    AMOUNT    (DEPRECIATION)
------------                                                 --------- ---------- -------- -----------  --------------
Bank of America Corp.                                         Index**   03/31/17    USD    $   (50,000)    $  (141)
Bank of America Corp.                                         Index**   03/31/17    USD       (104,540)       (355)
Bank of America Corp.                                         Index**   03/31/17    USD       (196,708)       (798)
Citibank, N.A.                                                Index**   03/31/17    USD       (210,606)       (714)
Citibank, N.A.                                                Index**   03/31/17    USD       (221,513)       (898)
Credit Suisse                                                 Index**   02/28/17    USD       (223,731)       (764)
Credit Suisse                                                 Index**   02/28/17    USD       (188,460)       (768)
Union Bank of Switzerland                                     Index**   04/28/17    USD       (101,824)       (284)
Union Bank of Switzerland                                     Index**   04/28/17    USD       (262,620)       (916)
                                                                                           -----------     -------
                                                                                           $(1,560,002)    $(5,638)
                                                                                           ===========     =======

** Swap is exposed to the 22 commodities in the Dow Jones-UBS Commodity Index.

7. Swap Agreements: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.

The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.

Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.

The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating "synthetic" inflation-indexed bonds.

Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.

The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers.

The Advisor and the Fund do not believe that a Portfolio's obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio's borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio's investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

At January 31, 2017, DFA Short-Duration Real Return Portfolio had the following outstanding inflation rate swaps (dollar amounts in thousands):

                                                                                                              UNREALIZED
                                                             PAYMENTS PAYMENTS EXPIRATION          NOTIONAL  APPRECIATION
COUNTERPARTY                                                   MADE   RECEIVED    DATE    CURRENCY  AMOUNT  (DEPRECIATION)
------------                                                 -------- -------- ---------- -------- -------- --------------
Citibank, N.A.                                                2.144%           01/11/2021   USD    $44,000      $  179
Bank of America Corp.                                         1.832%           11/08/2020   USD     40,000         730
Bank of America Corp.                                         1.680%    CPI    05/09/2021   USD     26,000         813
Bank of America Corp.                                         1.633%    CPI    04/14/2021   USD     27,000         860
Bank of America Corp.                                         1.593%    CPI    01/04/2021   USD     14,000         376
Bank of America Corp.                                         1.525%    CPI    08/31/2021   USD     43,000       1,471
Bank of America Corp.                                         1.435%    CPI    10/30/2020   USD     30,000         921
Citibank, N.A.                                                2.215%    CPI    07/25/2018   USD     28,000        (988)
Citibank, N.A.                                                1.985%    CPI    03/14/2017   USD     19,000        (474)
Citibank, N.A.                                                1.975%    CPI    02/13/2017   USD     27,000        (667)
Citibank, N.A.                                                1.970%           11/16/2019   USD     23,000         234
Citibank, N.A.                                                1.849%    CPI    10/27/2021   USD     20,000         426
Citibank, N.A.                                                1.800%    CPI    06/02/2020   USD     42,000         501
Citibank, N.A.                                                1.790%    CPI    11/19/2018   USD     31,000        (381)
Citibank, N.A.                                                1.655%    CPI    07/20/2020   USD     40,000         991
Citibank, N.A.                                                1.623%    CPI    06/20/2020   USD     38,000       1,058

Citibank, N.A.                                               1.320% CPI 01/20/2019 USD   30,000    389
Credit Suisse                                                1.968% CPI 02/24/2017 USD   19,000   (461)
Credit Suisse                                                1.837% CPI 04/28/2019 USD   42,000    312
Credit Suisse                                                1.735% CPI 03/05/2019 USD   33,000    144
Deutsche Bank AG, London Branch                              2.242% CPI 06/12/2019 USD   26,000   (922)
Deutsche Bank AG, London Branch                              1.930% CPI 02/05/2017 USD   18,000   (422)
Deutsche Bank AG, London Branch                              1.765% CPI 03/03/2019 USD   40,000    105
Deutsche Bank AG, London Branch                              1.753% CPI 06/29/2018 USD   43,000    215
Deutsche Bank AG, London Branch                              1.718% CPI 09/27/2021 USD   36,000    971
Deutsche Bank AG, London Branch                              1.670% CPI 07/08/2019 USD   40,000    766
Deutsche Bank AG, London Branch                              1.563% CPI 07/28/2019 USD   48,000  1,022
Deutsche Bank AG, London Branch                              1.429% CPI 10/20/2020 USD   42,000  1,261
Deutsche Bank AG, London Branch                              1.348% CPI 01/28/2020 USD   14,000    443
                                                                                       -------- ------
                                                                                       $923,000 $9,873
                                                                                       -------- ------

At January 31, 2017, DFA Municipal Real Return Portfolio had the following outstanding inflation rate swaps (dollar amounts in thousands):

                                                                                                              UNREALIZED
                                                             PAYMENTS PAYMENTS EXPIRATION          NOTIONAL  APPRECIATION
COUNTERPARTY                                                   MADE   RECEIVED    DATE    CURRENCY  AMOUNT  (DEPRECIATION)
------------                                                 -------- -------- ---------- -------- -------- --------------
Citibank, N.A.                                                2.005%           11/09/2025   USD    $12,000       $320
Bank of America Corp.                                         2.195%           01/09/2024   USD     15,000         60
Citibank, N.A.                                                2.230%           01/20/2023   USD     14,000         12
Bank of America Corp.                                         1.833%    CPI    07/15/2020   USD     10,000        104
Bank of America Corp.                                         1.826%           11/07/2020   USD     26,000        481
Bank of America Corp.                                         1.814%    CPI    07/24/2021   USD     11,000        159
Bank of America Corp.                                         1.715%    CPI    09/28/2023   USD     11,000        419
Bank of America Corp.                                         1.706%    CPI    06/14/2022   USD     11,000        382
Bank of America Corp.                                         1.704%    CPI    05/31/2021   USD     27,000        805
Bank of America Corp.                                         1.663%    CPI    04/15/2022   USD     17,000        613
Bank of America Corp.                                         1.619%    CPI    10/14/2022   USD     12,000        385
Bank of America Corp.                                         1.610%    CPI    12/31/2020   USD     20,000        516
Bank of America Corp.                                         1.609%    CPI    06/24/2021   USD     17,000        576
Bank of America Corp.                                         1.580%    CPI    08/07/2020   USD     19,000        404
Bank of America Corp.                                         1.580%    CPI    12/30/2020   USD     14,000        382
Bank of America Corp.                                         1.570%    CPI    02/26/2019   USD      6,000         57
Bank of America Corp.                                         1.550%    CPI    01/26/2021   USD      6,000        112
Bank of America Corp.                                         1.548%    CPI    01/08/2021   USD      8,000        234
Bank of America Corp.                                         1.530%    CPI    12/24/2020   USD     19,000        564
Bank of America Corp.                                         1.520%    CPI    12/23/2020   USD     14,000        423

Bank of America Corp.                                        1.365% CPI 01/21/2019 USD    5,000      57
Citibank, N.A.                                               2.203%     12/29/2021 USD   13,000      23
Citibank, N.A.                                               2.136%     12/23/2022 USD   13,000      83
Citibank, N.A.                                               2.114%     12/19/2023 USD   14,000     138
Citibank, N.A.                                               2.027%     12/01/2022 USD    9,000     124
Citibank, N.A.                                               1.789% CPI 03/31/2024 USD   21,000     779
Citibank, N.A.                                               1.752% CPI 05/20/2023 USD   17,000     642
Citibank, N.A.                                               1.718% CPI 05/27/2020 USD   16,000     395
Citibank, N.A.                                               1.698% CPI 06/02/2022 USD   22,000     786
Citibank, N.A.                                               1.581% CPI 12/28/2020 USD   10,000     272
Citibank, N.A.                                               1.578% CPI 08/09/2023 USD   25,000   1,155
Citibank, N.A.                                               1.577% CPI 11/18/2021 USD   10,000     319
Citibank, N.A.                                               1.555% CPI 12/11/2020 USD   10,000     282
Citibank, N.A.                                               1.533% CPI 11/10/2020 USD   10,000     269
Citibank, N.A.                                               1.520% CPI 08/01/2021 USD   24,000     868
Citibank, N.A.                                               1.494% CPI 01/08/2021 USD    4,000      77
Citibank, N.A.                                               1.481% CPI 08/18/2021 USD   17,000     631
Citibank, N.A.                                               1.253% CPI 02/11/2022 USD   12,000     663
Citibank, N.A.                                               1.253% CPI 01/20/2019 USD   12,000     295
                                                                                       -------- -------
                                                                                       $553,000 $14,866
                                                                                       -------- -------

FEDERAL TAX COST

At January 31, 2017, the total cost of securities for federal income tax purposes was:

Enhanced U.S. Large Company Portfolio                        $   257,394,565
U.S. Large Cap Value Portfolio                                13,784,702,428
U.S. Targeted Value Portfolio                                  8,947,210,048
U.S. Small Cap Value Portfolio                                12,455,296,882
U.S. Core Equity 1 Portfolio                                  13,906,600,593
U.S. Core Equity 2 Portfolio                                  14,952,700,120
U.S. Vector Equity Portfolio                                   3,401,786,236
U.S. Small Cap Portfolio                                      14,319,137,072
U.S. Micro Cap Portfolio                                       4,639,525,479
DFA Real Estate Securities Portfolio                           5,956,280,869
Large Cap International Portfolio                              3,628,263,539
International Core Equity Portfolio                           18,571,981,705
International Small Company Portfolio                          9,730,858,989
Global Small Company Portfolio                                     2,317,381
Japanese Small Company Portfolio                                 432,698,909
Asia Pacific Small Company Portfolio                             271,413,346
United Kingdom Small Company Portfolio                            37,578,867
Continental Small Company Portfolio                              291,565,334
DFA International Real Estate Securities Portfolio             4,900,508,000
DFA Global Real Estate Securities Portfolio                    4,769,511,322
DFA International Small Cap Value Portfolio                   12,719,501,098
International Vector Equity Portfolio                          1,945,437,072
World ex U.S. Value Portfolio                                    192,067,841
World ex U.S. Targeted Value Portfolio                           297,403,402
World ex U.S. Core Equity Portfolio                            1,968,971,464
Selectively Hedged Global Equity Portfolio                       266,665,534

Emerging Markets Portfolio                                    4,142,783,255
Emerging Markets Small Cap Portfolio                          5,626,965,148
Emerging Markets Value Portfolio                             16,545,914,027
Emerging Markets Core Equity Portfolio                       19,007,008,009
U.S. Large Cap Equity Portfolio                                 825,876,665
DFA Commodity Strategy Portfolio                              1,348,097,362
DFA One-Year Fixed Income Portfolio                           7,066,138,370
DFA Two-Year Global Fixed Income Portfolio                    4,910,131,206
DFA Selectively Hedged Global Fixed Income Portfolio          1,035,235,512
DFA Short-Term Government Portfolio                           2,118,029,927
DFA Five-Year Global Fixed Income Portfolio                  12,635,599,984
DFA World ex U.S. Government Fixed Income Portfolio             826,825,027
DFA Intermediate Government Fixed Income Portfolio            3,947,904,650
DFA Short-Term Extended Quality Portfolio                     4,915,773,355
DFA Intermediate-Term Extended Quality Portfolio              1,503,521,059
DFA Targeted Credit Portfolio                                   414,295,793
DFA Investment Grade Portfolio                                6,798,623,926
DFA Inflation-Protected Securities Portfolio                  3,661,814,038
DFA Short-Term Municipal Bond Portfolio                       2,162,743,107
DFA Intermediate-Term Municipal Bond Portfolio                1,397,987,110
DFA California Short-Term Municipal Bond Portfolio              903,271,197
DFA California Intermediate-Term Municipal Bond Portfolio       265,178,234
DFA NY Municipal Bond Portfolio                                  66,344,761
Dimensional Retirement Income Fund                                7,811,291
Dimensional 2045 Target Date Retirement Income Fund              22,877,738
Dimensional 2050 Target Date Retirement Income Fund              19,616,053
Dimensional 2055 Target Date Retirement Income Fund               5,373,675
Dimensional 2060 Target Date Retirement Income Fund               2,426,059
Dimensional 2005 Target Date Retirement Income Fund               3,146,988
Dimensional 2010 Target Date Retirement Income Fund               9,600,496
Dimensional 2015 Target Date Retirement Income Fund              26,800,948
Dimensional 2020 Target Date Retirement Income Fund              63,291,261
Dimensional 2025 Target Date Retirement Income Fund              71,582,928
Dimensional 2030 Target Date Retirement Income Fund              59,273,478
Dimensional 2035 Target Date Retirement Income Fund              41,263,138
Dimensional 2040 Target Date Retirement Income Fund              33,259,252
DFA Short-Duration Real Return Portfolio                        992,166,389
DFA Municipal Real Return Portfolio                             556,534,983
DFA Municipal Bond Portfolio                                    262,390,670
CSTG&E U.S. Social Core Equity 2 Portfolio                       62,582,691
CSTG&E International Social Core Equity Portfolio                89,794,523
World Core Equity Portfolio                                     402,782,931
DFA LTIP Portfolio                                               80,138,297
U.S. Social Core Equity 2 Portfolio                             658,146,354
U.S. Sustainability Core 1 Portfolio                            742,918,316
International Sustainability Core 1 Portfolio                   549,872,410
International Social Core Equity Portfolio                      611,851,129
Emerging Markets Social Core Equity Portfolio                 1,070,545,407
Tax Managed U.S. Marketwide Value Portfolio                   2,477,969,132
Tax Managed U.S. Equity Portfolio                             1,619,008,449
Tax Managed U.S. Targeted Value Portfolio                     2,876,301,892
Tax Managed U.S. Small Cap Portfolio                          1,814,778,683
T.A. U.S. Core Equity 2 Portfolio                             4,785,985,609
Tax-Managed DFA International Value Portfolio                 3,140,479,993
T.A. World ex U.S. Core Equity Portfolio                      2,289,230,325
LWAS/DFA International High Book to Market Portfolio             50,846,671
VA U.S. Targeted Value Portfolio                                279,492,608
VA U.S. Large Value Portfolio                                   230,857,224

VA International Value Portfolio                               200,260,799
VA International Small Portfolio                               177,045,988
VA Short-Term Fixed Portfolio                                  216,903,573
VA Global Bond Portfolio                                       275,324,750
VIT Inflation-Protected Securities                              93,467,097
DFA VA Global Moderate Allocation Portfolio                    124,234,975
U.S. Large Cap Growth Portfolio                              1,190,916,566
U.S. Small Cap Growth Portfolio                                357,074,207
International Large Cap Growth Portfolio                       243,726,730
International Small Cap Growth Portfolio                       124,944,214
DFA Social Fixed Income Portfolio                               89,197,815
DFA Diversified Fixed Income Portfolio                         261,658,107

OTHER

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs petitioned the Second Circuit for rehearing of the appeal, but the Second Circuit denied the petition. The individual creditor plaintiffs then petitioned the Supreme Court to review the Second Circuit's decision, and that petition is pending.

On January 6, 2017, the Court dismissed the claims against the shareholder defendants in the Committee Action on the grounds that the Trustee had failed to adequately plead that the Tribune Board approved the LBO with actual intent to hinder, harm, or delay Tribune's creditors, as required to state a claim for intentional fraudulent transfer. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the Court entered an Order confirming that the Court will certify the matter for appeal after it rules on the remaining motions to dismiss in the Committee Action (motions that do not involve the shareholder defendants). As to the shareholder defendants, the litigation is essentially stayed pending appeal of the dismissal order.

Litigation counsel to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio in the Lawsuits has advised management that it does not believe that it is possible, at this stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio arising from the Lawsuits. Until The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio at this time.

The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio also cannot quantify the cost of the Lawsuits that could potentially be deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                   SHARES      VALUE+
                                                                 ---------- ------------
COMMON STOCKS -- (96.4%)
Consumer Discretionary -- (12.6%)
*   Adient P.L.C.                                                    69,537 $  4,414,904
#   Autoliv, Inc.                                                    73,297    8,477,531
#*  AutoNation, Inc.                                                249,907   13,275,060
#   Bed Bath & Beyond, Inc.                                         223,717    9,026,981
#   Best Buy Co., Inc.                                            1,711,779   76,208,401
#   BorgWarner, Inc.                                                876,473   35,786,393
#   Cable One, Inc.                                                   7,575    4,790,278
#   CalAtlantic Group, Inc.                                          14,193      494,910
#   Carnival Corp.                                                1,058,454   58,617,182
    CBS Corp. Class A                                                 7,236      475,912
*   Charter Communications, Inc. Class A                            935,831  303,162,452
    Comcast Corp. Class A                                        10,605,890  799,896,224
    DR Horton, Inc.                                               2,345,862   70,164,732
    Ford Motor Co.                                               14,790,794  182,814,214
#   Garmin, Ltd.                                                    266,106   12,850,259
    General Motors Co.                                            5,651,212  206,890,871
#   Gentex Corp.                                                    533,525   11,145,337
    Goodyear Tire & Rubber Co. (The)                              1,440,531   46,658,799
    Harman International Industries, Inc.                           236,368   26,274,667
*   Hyatt Hotels Corp. Class A                                       26,622    1,456,490
#   International Game Technology P.L.C.                             24,895      657,477
#   Kohl's Corp.                                                  1,327,251   52,864,407
    Lear Corp.                                                      170,451   24,219,383
    Lennar Corp. Class A                                            963,230   43,008,219
    Lennar Corp. Class B                                              7,512      270,132
*   Liberty Broadband Corp. Class A                                  23,806    1,992,086
*   Liberty Broadband Corp. Class C                                  87,903    7,501,642
#*  Liberty Expedia Holdings, Inc. Class A                           48,653    2,141,219
#*  Liberty Interactive Corp., QVC Group Class A                  2,560,996   49,119,903
*   Liberty Media Corp.-Liberty Braves Class A                       15,711      313,434
*   Liberty Media Corp.-Liberty Braves Class C                       31,424      627,852
#*  Liberty Media Corp.-Liberty Formula One Class A                  39,281    1,138,363
#*  Liberty Media Corp.-Liberty Formula One Class C                  78,562    2,257,872
*   Liberty Media Corp.-Liberty SiriusXM Class A                    157,126    5,694,246
*   Liberty Media Corp.-Liberty SiriusXM Class C                    314,252   11,278,504
*   Liberty Ventures Series A                                        59,566    2,600,056
*   LKQ Corp.                                                       357,972   11,422,887
#   Macy's, Inc.                                                  1,069,332   31,588,067
*   Madison Square Garden Co. (The) Class A                           7,458    1,310,147
#*  MGM Resorts International                                     2,471,336   71,174,477
*   Mohawk Industries, Inc.                                         459,921   99,269,349
#   Newell Brands, Inc.                                             243,766   11,537,445
    News Corp. Class A                                              291,885    3,587,267
    News Corp. Class B                                               31,823      402,561
#*  Norwegian Cruise Line Holdings, Ltd.                            163,822    7,699,634
#   Penske Automotive Group, Inc.                                   157,322    8,552,024
    PulteGroup, Inc.                                              2,258,297   48,575,968
    PVH Corp.                                                       366,094   34,343,278
#   Ralph Lauren Corp.                                               84,680    7,488,252
#   Royal Caribbean Cruises, Ltd.                                 1,461,968  136,884,064
#   Signet Jewelers, Ltd.                                            35,969    2,793,712

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                  SHARES       VALUE+
                                                                 --------- --------------
Consumer Discretionary -- (Continued)
    Staples, Inc.                                                2,175,724 $   20,016,661
#   TEGNA, Inc.                                                    584,954     13,401,296
    Time Warner, Inc.                                            3,804,556    368,471,249
#*  Toll Brothers, Inc.                                            338,804     10,624,893
    Whirlpool Corp.                                                360,810     63,102,061
                                                                           --------------
Total Consumer Discretionary                                                3,030,811,684
                                                                           --------------
Consumer Staples -- (6.0%)
    Archer-Daniels-Midland Co.                                   2,604,355    115,268,752
    Bunge, Ltd.                                                    816,176     56,487,541
    Constellation Brands, Inc. Class A                             187,751     28,117,590
#   CVS Health Corp.                                             3,989,908    314,444,650
#*  Edgewell Personal Care Co.                                      25,746      2,029,815
    Ingredion, Inc.                                                146,985     18,842,007
    JM Smucker Co. (The)                                           703,972     95,634,596
    Kraft Heinz Co. (The)                                        1,014,794     90,610,956
    Molson Coors Brewing Co. Class B                               473,017     45,655,601
    Mondelez International, Inc. Class A                         3,943,573    174,621,412
    Pinnacle Foods, Inc.                                           489,872     26,056,292
#*  Post Holdings, Inc.                                            294,898     24,677,065
    Reynolds American, Inc.                                        112,655      6,773,945
*   Seaboard Corp.                                                      13         50,050
#   Spectrum Brands Holdings, Inc.                                   2,402        320,403
#*  TreeHouse Foods, Inc.                                          102,056      7,744,009
#   Tyson Foods, Inc. Class A                                    1,959,828    123,057,600
    Wal-Mart Stores, Inc.                                        3,375,333    225,269,724
    Walgreens Boots Alliance, Inc.                               1,165,019     95,461,657
#   Whole Foods Market, Inc.                                       132,918      4,016,782
                                                                           --------------
Total Consumer Staples                                                      1,455,140,447
                                                                           --------------
Energy -- (11.9%)
    Anadarko Petroleum Corp.                                       969,947     67,440,415
    Apache Corp.                                                   510,221     30,521,420
    Baker Hughes, Inc.                                           1,045,521     65,951,465
    Chevron Corp.                                                3,705,888    412,650,629
    Cimarex Energy Co.                                              76,843     10,389,942
#*  Concho Resources, Inc.                                         339,568     47,349,362
    ConocoPhillips                                               3,218,408    156,929,574
#   CONSOL Energy, Inc.                                            152,413      2,581,876
#*  Continental Resources, Inc.                                    195,583      9,497,510
    Devon Energy Corp.                                             423,759     19,297,985
    EOG Resources, Inc.                                            534,196     54,263,630
    Exxon Mobil Corp.                                            9,683,446    812,344,285
    Halliburton Co.                                                150,257      8,500,039
#   Helmerich & Payne, Inc.                                        613,995     43,691,884
#   Hess Corp.                                                     918,391     49,758,424
#   HollyFrontier Corp.                                            645,042     18,686,867
    Kinder Morgan, Inc.                                          1,123,571     25,100,576
#   Marathon Oil Corp.                                           3,272,198     54,809,317
    Marathon Petroleum Corp.                                     2,313,489    111,163,146
#   Murphy Oil Corp.                                               309,108      8,936,312
#   Nabors Industries, Ltd.                                        247,778      4,026,393

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                   SHARES       VALUE+
                                                                 ---------- --------------
Energy -- (Continued)
#   National Oilwell Varco, Inc.                                  1,747,731 $   66,081,709
    Noble Energy, Inc.                                              377,591     15,013,018
    Occidental Petroleum Corp.                                    1,862,726    126,236,941
*   PDC Energy, Inc.                                                 10,876        804,171
    Phillips 66                                                   2,098,959    171,317,034
    Pioneer Natural Resources Co.                                    85,341     15,381,008
*   QEP Resources, Inc.                                                 861         15,016
    Range Resources Corp.                                           144,745      4,681,053
*   Rice Energy, Inc.                                               102,107      2,024,782
    Schlumberger, Ltd.                                            1,134,428     94,962,968
*   Southwestern Energy Co.                                         672,113      6,055,738
#   Targa Resources Corp.                                         1,018,074     58,661,424
#*  TechnipFMC P.L.C.                                               961,292     32,318,637
    Tesoro Corp.                                                    691,016     55,868,644
#*  Transocean, Ltd.                                              1,340,027     18,720,177
    Valero Energy Corp.                                           2,810,052    184,789,020
#*  Weatherford International P.L.C.                              2,942,972     15,332,884
                                                                            --------------
Total Energy                                                                 2,882,155,275
                                                                            --------------
Financials -- (22.7%)
    Aflac, Inc.                                                   1,210,131     84,697,069
*   Alleghany Corp.                                                  30,744     18,802,108
    Allied World Assurance Co. Holdings AG                          274,410     14,579,403
    Allstate Corp. (The)                                          1,133,795     85,272,722
    Ally Financial, Inc.                                          2,344,479     49,515,396
    American Financial Group, Inc.                                  427,555     36,842,414
    American International Group, Inc.                            2,742,987    176,264,345
*   Arch Capital Group, Ltd.                                        131,470     11,615,375
    Assurant, Inc.                                                  333,945     32,436,078
    Assured Guaranty, Ltd.                                          399,510     15,544,934
    Axis Capital Holdings, Ltd.                                     459,271     29,397,937
    Bank of America Corp.                                        20,759,691    469,999,404
    Bank of New York Mellon Corp. (The)                           4,185,489    187,216,923
#   BB&T Corp.                                                    1,861,694     85,991,646
    BOK Financial Corp.                                               4,796        394,423
    Capital One Financial Corp.                                   2,040,010    178,276,474
    Chubb, Ltd.                                                     380,680     50,055,613
    CIT Group, Inc.                                                 385,811     15,891,555
    Citigroup, Inc.                                               8,639,328    482,333,682
    Citizens Financial Group, Inc.                                  791,252     28,619,585
    CME Group, Inc.                                                 492,006     59,572,087
#   CNA Financial Corp.                                             411,635     17,144,598
    Comerica, Inc.                                                  126,355      8,532,753
    Endurance Specialty Holdings, Ltd.                               31,340      2,904,905
    Everest Re Group, Ltd.                                          220,574     48,510,840
    Fifth Third Bancorp                                           5,018,870    130,992,507
    First American Financial Corp.                                    8,092        304,097
    Goldman Sachs Group, Inc. (The)                                 994,469    228,051,631
    Hartford Financial Services Group, Inc. (The)                 2,793,370    136,065,053
    Huntington Bancshares, Inc.                                   4,311,699     58,337,287
    Invesco, Ltd.                                                   175,364      5,071,527
    JPMorgan Chase & Co.                                         11,460,834    969,930,381
    KeyCorp                                                       3,304,516     59,382,153

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                  SHARES       VALUE+
                                                                 --------- --------------
Financials -- (Continued)
#   Legg Mason, Inc.                                               201,788 $    6,394,662
    Leucadia National Corp.                                        193,405      4,612,709
    Lincoln National Corp.                                       1,166,839     78,773,301
    Loews Corp.                                                  1,687,230     78,591,173
#   M&T Bank Corp.                                                 315,719     51,326,438
#*  Markel Corp.                                                       111        102,675
    MetLife, Inc.                                                2,044,246    111,227,425
    Morgan Stanley                                               3,624,108    153,988,349
    Nasdaq, Inc.                                                   439,653     31,013,123
    Navient Corp.                                                  652,759      9,817,495
#   New York Community Bancorp, Inc.                               558,598      8,485,104
    Old Republic International Corp.                               776,363     16,148,350
    PacWest Bancorp                                                175,044      9,697,438
#   People's United Financial, Inc.                                304,743      5,713,931
    PNC Financial Services Group, Inc. (The)                     1,315,829    158,504,761
#   Principal Financial Group, Inc.                              1,639,822     93,617,438
#   Prosperity Bancshares, Inc.                                     20,045      1,455,868
    Prudential Financial, Inc.                                   1,099,172    115,533,969
    Regions Financial Corp.                                      5,394,447     77,733,981
    Reinsurance Group of America, Inc.                             313,388     39,320,792
    RenaissanceRe Holdings, Ltd.                                   106,502     14,518,353
#*  Santander Consumer USA Holdings, Inc.                          146,757      1,940,128
    State Street Corp.                                             524,339     39,954,632
    SunTrust Banks, Inc.                                         1,256,570     71,398,307
    Synchrony Financial                                            159,750      5,722,245
    Travelers Cos., Inc. (The)                                   1,129,653    133,050,530
    Unum Group                                                   1,164,036     52,882,156
    Validus Holdings, Ltd.                                         167,263      9,533,991
    Voya Financial, Inc.                                           114,338      4,598,674
    Wells Fargo & Co.                                            4,128,608    232,564,489
#   WR Berkley Corp.                                               214,424     14,411,437
#   XL Group, Ltd.                                               1,261,223     47,384,148
#   Zions Bancorporation                                           710,276     29,966,544
                                                                           --------------
Total Financials                                                            5,488,531,521
                                                                           --------------
Health Care -- (10.7%)
    Abbott Laboratories                                          2,035,003     85,002,075
#*  Acadia Healthcare Co., Inc.                                     26,317      1,009,783
    Aetna, Inc.                                                  1,805,018    214,093,185
*   Alere, Inc.                                                      8,494        314,278
#*  Allergan P.L.C.                                                496,938    108,774,759
    Anthem, Inc.                                                 1,447,321    223,090,059
    Baxter International, Inc.                                      77,675      3,721,409
#*  Bio-Rad Laboratories, Inc. Class A                               6,194      1,177,356
*   Boston Scientific Corp.                                      1,893,830     45,565,550
*   Centene Corp.                                                  450,064     28,475,549
    Cigna Corp.                                                    320,341     46,840,261
    Danaher Corp.                                                2,068,334    173,574,589
*   DaVita, Inc.                                                   374,271     23,859,776
#   DENTSPLY SIRONA, Inc.                                           57,905      3,283,213
#*  Envision Healthcare Corp.                                       68,624      4,666,432
*   Express Scripts Holding Co.                                  2,740,464    188,763,160
#*  Hologic, Inc.                                                  220,398      8,932,731

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                   SHARES       VALUE+
                                                                 ---------- --------------
Health Care -- (Continued)
    Humana, Inc.                                                    708,361 $  140,609,658
*   Laboratory Corp. of America Holdings                            594,928     79,845,287
*   Mallinckrodt P.L.C.                                             487,783     23,769,666
#*  MEDNAX, Inc.                                                    225,614     15,420,717
    Medtronic P.L.C.                                              3,655,472    277,888,981
*   Mylan NV                                                        799,559     30,423,220
    PerkinElmer, Inc.                                                96,682      5,142,516
#   Perrigo Co. P.L.C.                                               26,425      2,012,264
    Pfizer, Inc.                                                 16,341,666    518,521,062
    Quest Diagnostics, Inc.                                         881,403     81,018,564
#*  Quintiles IMS Holdings, Inc.                                     56,100      4,403,289
#   STERIS P.L.C.                                                   108,345      7,674,076
#   Teleflex, Inc.                                                   79,982     13,415,381
    Thermo Fisher Scientific, Inc.                                1,025,715    156,308,709
#*  United Therapeutics Corp.                                        30,558      5,000,206
    Universal Health Services, Inc. Class B                         240,412     27,077,604
*   WellCare Health Plans, Inc.                                     101,722     14,804,620
    Zimmer Biomet Holdings, Inc.                                     98,058     11,603,203
                                                                            --------------
Total Health Care                                                            2,576,083,188
                                                                            --------------
Industrials -- (9.4%)
#*  AECOM                                                           513,031     18,946,235
#   AGCO Corp.                                                      402,503     25,277,188
    AMERCO                                                           30,219     11,382,591
#   Arconic, Inc.                                                 1,891,460     43,106,373
    Carlisle Cos., Inc.                                             199,191     21,733,730
#   Caterpillar, Inc.                                             1,335,446    127,748,764
*   Colfax Corp.                                                     38,985      1,520,415
    CSX Corp.                                                     5,240,612    243,111,991
    Cummins, Inc.                                                   300,301     44,147,250
    Delta Air Lines, Inc.                                           898,983     42,467,957
    Dover Corp.                                                     830,218     64,549,449
    Eaton Corp. P.L.C.                                            1,586,369    112,283,198
    EMCOR Group, Inc.                                                17,959      1,251,563
    FedEx Corp.                                                     658,668    124,560,705
    Fluor Corp.                                                     690,910     38,345,505
    Fortive Corp.                                                    91,052      5,036,086
    General Electric Co.                                          2,108,359     62,618,262
#*  Genesee & Wyoming, Inc. Class A                                  43,270      3,260,827
#*  Hertz Global Holdings, Inc.                                     173,306      3,634,227
#   Ingersoll-Rand P.L.C.                                           830,409     65,892,954
*   Jacobs Engineering Group, Inc.                                  263,089     15,403,861
*   JetBlue Airways Corp.                                         1,929,288     37,833,338
    Johnson Controls International P.L.C.                           474,098     20,850,830
    Kansas City Southern                                            564,934     48,533,480
    L3 Technologies, Inc.                                           381,968     60,614,502
    Macquarie Infrastructure Corp.                                  141,410     10,604,336
    ManpowerGroup, Inc.                                             322,650     30,800,169
    Norfolk Southern Corp.                                        1,571,094    184,540,701
    Northrop Grumman Corp.                                          245,257     56,183,474
    Orbital ATK, Inc.                                                54,598      4,747,296
    Oshkosh Corp.                                                   192,631     13,412,897
    Owens Corning                                                   706,294     39,022,743

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                   SHARES       VALUE+
                                                                 ---------- --------------
Industrials -- (Continued)
#   PACCAR, Inc.                                                    522,096 $   35,142,282
#   Pentair P.L.C.                                                1,008,228     59,112,408
*   Quanta Services, Inc.                                           164,991      5,921,527
    Republic Services, Inc.                                       2,082,943    119,519,269
#   Ryder System, Inc.                                              109,553      8,501,313
    Southwest Airlines Co.                                        1,489,840     77,933,530
    Spirit Aerosystems Holdings, Inc. Class A                        31,638      1,899,862
    Stanley Black & Decker, Inc.                                  1,095,210    135,806,040
    Textron, Inc.                                                 1,673,616     79,279,190
    Trinity Industries, Inc.                                          7,385        203,383
    Union Pacific Corp.                                             497,035     52,973,990
*   United Continental Holdings, Inc.                               998,734     70,380,785
#*  United Rentals, Inc.                                            198,537     25,116,916
#*  USG Corp.                                                        22,946        701,918
#*  XPO Logistics, Inc.                                             287,690     12,871,251
                                                                            --------------
Total Industrials                                                            2,268,786,561
                                                                            --------------
Information Technology -- (14.3%)
    Activision Blizzard, Inc.                                        11,000        442,310
*   Akamai Technologies, Inc.                                        44,939      3,082,366
    Amdocs, Ltd.                                                    371,451     21,807,888
*   ARRIS International P.L.C.                                      383,875     10,971,147
*   Arrow Electronics, Inc.                                         608,696     44,751,330
    Avnet, Inc.                                                     757,412     35,174,213
    Brocade Communications Systems, Inc.                          1,391,533     17,352,416
#   CA, Inc.                                                      2,715,906     84,926,381
    Cisco Systems, Inc.                                          23,462,378    720,764,252
*   CommerceHub, Inc. Series A                                       47,322        695,160
*   CommerceHub, Inc. Series C                                      107,244      1,563,617
#   Computer Sciences Corp.                                         286,627     17,828,199
*   Conduent, Inc.                                                1,195,377     17,882,840
    Corning, Inc.                                                 3,683,566     97,577,663
*   Dell Technologies, Inc. Class V                                 703,394     44,306,788
    Dolby Laboratories, Inc. Class A                                 11,316        542,150
*   EchoStar Corp. Class A                                            2,635        134,201
    Fidelity National Information Services, Inc.                  1,455,335    115,582,706
#*  First Solar, Inc.                                                88,573      2,762,592
*   Flex, Ltd.                                                    1,552,059     24,320,765
    FLIR Systems, Inc.                                               31,719      1,120,632
    Hewlett Packard Enterprise Co.                                9,176,127    208,114,560
    HP, Inc.                                                      9,619,949    144,780,232
*   IAC/InterActiveCorp                                              60,025      4,130,320
    Intel Corp.                                                  22,304,768    821,261,558
    Jabil Circuit, Inc.                                             427,971     10,262,745
    Juniper Networks, Inc.                                        1,797,132     48,127,195
#   Lam Research Corp.                                              946,499    108,714,875
#   Leidos Holdings, Inc.                                           399,183     19,288,523
    Marvell Technology Group, Ltd.                                  566,260      8,420,286
*   Micron Technology, Inc.                                       5,266,057    126,964,634
#*  Microsemi Corp.                                                  57,304      3,045,708
#   NetApp, Inc.                                                    513,180     19,665,058
*   Nuance Communications, Inc.                                     113,903      1,806,502
#   NVIDIA Corp.                                                  1,824,559    199,205,352

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                   SHARES       VALUE+
                                                                 ---------- --------------
Information Technology -- (Continued)
*   ON Semiconductor Corp.                                          550,404 $    7,331,381
#*  Qorvo, Inc.                                                     225,094     14,453,286
    QUALCOMM, Inc.                                                2,686,624    143,546,320
#   SS&C Technologies Holdings, Inc.                                122,197      3,926,190
    Symantec Corp.                                                1,749,926     48,210,461
    SYNNEX Corp.                                                     80,616      9,688,431
*   Synopsys, Inc.                                                   83,602      5,257,730
    TE Connectivity, Ltd.                                           879,618     65,399,598
    Teradyne, Inc.                                                  130,425      3,701,461
#   Western Digital Corp.                                         1,143,378     91,161,528
    Xerox Corp.                                                   5,976,889     41,419,841
*   Yahoo!, Inc.                                                    882,945     38,911,386
#*  Zillow Group, Inc. Class A                                        3,568        128,377
*   Zillow Group, Inc. Class C                                       18,297        647,348
                                                                            --------------
Total Information Technology                                                 3,461,160,502
                                                                            --------------
Materials -- (3.8%)
#   Albemarle Corp.                                                 447,508     41,457,141
    Alcoa Corp.                                                     630,485     22,981,178
    Ashland Global Holdings, Inc.                                   369,760     44,012,533
#   CF Industries Holdings, Inc.                                  1,078,297     38,053,101
    Dow Chemical Co. (The)                                          822,454     49,042,932
    Eastman Chemical Co.                                            876,806     67,952,465
*   Freeport-McMoRan, Inc.                                        4,703,826     78,318,703
    Huntsman Corp.                                                  258,591      5,272,671
*   Ingevity Corp.                                                  125,857      6,996,391
    International Paper Co.                                       1,171,393     66,300,844
#   Martin Marietta Materials, Inc.                                 101,369     23,274,322
#   Mosaic Co. (The)                                              1,617,958     50,755,342
    Newmont Mining Corp.                                          3,241,858    117,614,608
    Nucor Corp.                                                   2,209,800    128,367,282
    Reliance Steel & Aluminum Co.                                   409,494     32,616,197
#   Royal Gold, Inc.                                                 12,274        885,815
#   Sonoco Products Co.                                              12,855        706,382
    Steel Dynamics, Inc.                                            889,531     30,075,043
    United States Steel Corp.                                           288          9,421
    Vulcan Materials Co.                                            436,870     56,063,527
#   Westlake Chemical Corp.                                         146,665      9,080,030
    WestRock Co.                                                    940,421     50,180,865
                                                                            --------------
Total Materials                                                                920,016,793
                                                                            --------------
Real Estate -- (0.0%)
    Jones Lang LaSalle, Inc.                                         36,373      3,747,510
                                                                            --------------
Telecommunication Services -- (4.8%)
    AT&T, Inc.                                                   21,799,510    919,067,342
    CenturyLink, Inc.                                             3,693,934     95,525,133
#   Frontier Communications Corp.                                 4,303,569     15,019,456
*   Level 3 Communications, Inc.                                    843,237     50,138,872
#*  Sprint Corp.                                                  2,014,058     18,589,755
#*  T-Mobile US, Inc.                                               812,604     50,600,851

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                           SHARES        VALUE+
                                                                         ----------- ---------------
Telecommunication Services -- (Continued)
*           United States Cellular Corp.                                     172,920 $     7,710,503
                                                                                     ---------------
Total Telecommunication Services                                                       1,156,651,912
                                                                                     ---------------
Utilities -- (0.2%)
#*          Calpine Corp.                                                  1,488,185      17,560,583
            NRG Energy, Inc.                                               1,544,792      25,550,860
                                                                                     ---------------
Total Utilities                                                                           43,111,443
                                                                                     ---------------
TOTAL COMMON STOCKS                                                                   23,286,196,836
                                                                                     ---------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)#* Safeway Casa Ley Contingent Value Rights                         196,076         198,998
(degrees)#* Safeway PDC, LLC Contingent Value Rights                         196,076           9,568
TOTAL RIGHTS/WARRANTS                                                                        208,566
                                                                                     ---------------
TOTAL INVESTMENT SECURITIES                                                           23,286,405,402
                                                                                     ---------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
            State Street Institutional U.S. Government Money Market
              Fund, 0.420%                                               248,190,510     248,190,510
                                                                                     ---------------
SECURITIES LENDING COLLATERAL -- (2.6%)
(S)@        DFA Short Term Investment Fund                                53,666,748     621,031,612
                                                                                     ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $16,611,047,031)^^                               $24,155,627,524
                                                                                     ===============

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ----------------------------------------------------
                                                                 LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                                             --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary                                    $ 3,030,811,684           --   --    $ 3,030,811,684
   Consumer Staples                                            1,455,140,447           --   --      1,455,140,447
   Energy                                                      2,882,155,275           --   --      2,882,155,275
   Financials                                                  5,488,531,521           --   --      5,488,531,521
   Health Care                                                 2,576,083,188           --   --      2,576,083,188
   Industrials                                                 2,268,786,561           --   --      2,268,786,561
   Information Technology                                      3,461,160,502           --   --      3,461,160,502
   Materials                                                     920,016,793           --   --        920,016,793
   Real Estate                                                     3,747,510           --   --          3,747,510
   Telecommunication Services                                  1,156,651,912           --   --      1,156,651,912
   Utilities                                                      43,111,443           --   --         43,111,443
Rights/Warrants                                                           -- $    208,566   --            208,566
Temporary Cash Investments                                       248,190,510           --   --        248,190,510
Securities Lending Collateral                                             --  621,031,612   --        621,031,612
Futures Contracts**                                                1,810,202           --   --          1,810,202
                                                             --------------- ------------   --    ---------------
TOTAL                                                        $23,536,197,548 $621,240,178   --    $24,157,437,726
                                                             =============== ============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                  SHARES     VALUE++
                                                                 --------- ------------
COMMON STOCKS -- (92.7%)
AUSTRALIA -- (6.3%)
#   Alumina, Ltd.                                                  312,287 $    460,141
    Aurizon Holdings, Ltd.                                       2,619,934    9,953,407
#   Australia & New Zealand Banking Group, Ltd.                  5,840,585  129,768,367
    Bank of Queensland, Ltd.                                       775,513    7,045,954
    Bendigo & Adelaide Bank, Ltd.                                1,205,237   11,478,017
    BHP Billiton, Ltd.                                           5,929,050  120,289,953
    BHP Billiton, Ltd. Sponsored ADR                             1,703,682   70,345,030
    BlueScope Steel, Ltd.                                        1,852,810   15,754,981
    Boral, Ltd.                                                  2,601,567   11,497,083
    Crown Resorts, Ltd.                                            254,058    2,197,773
#   Fortescue Metals Group, Ltd.                                 8,082,342   40,898,993
#   Incitec Pivot, Ltd.                                          4,609,977   13,473,199
    LendLease Group                                                215,424    2,303,572
    Macquarie Group, Ltd.                                            3,174      203,812
    National Australia Bank, Ltd.                                  157,198    3,614,943
#   Newcrest Mining, Ltd.                                        2,880,245   47,233,635
    Origin Energy, Ltd.                                          2,811,665   15,076,816
    QBE Insurance Group, Ltd.                                    2,856,389   27,099,102
    Rio Tinto, Ltd.                                                566,927   28,759,880
    Santos, Ltd.                                                 4,975,438   15,136,721
    South32, Ltd.                                                6,883,451   14,406,950
    South32, Ltd. ADR                                              354,708    3,742,169
    Star Entertainment Grp, Ltd. (The)                           2,081,089    7,538,985
    Suncorp Group, Ltd.                                          2,798,383   27,667,432
    Tatts Group, Ltd.                                            1,279,473    4,212,286
    Treasury Wine Estates, Ltd.                                    915,665    8,078,015
    Wesfarmers, Ltd.                                                 3,443      105,181
    Woodside Petroleum, Ltd.                                     2,846,042   68,238,383
                                                                           ------------
TOTAL AUSTRALIA                                                             706,580,780
                                                                           ------------
AUSTRIA -- (0.1%)
*   Erste Group Bank AG                                             98,143    2,991,513
    OMV AG                                                         151,254    5,293,598
*   Raiffeisen Bank International AG                                 8,241      183,544
                                                                           ------------
TOTAL AUSTRIA                                                                 8,468,655
                                                                           ------------
BELGIUM -- (1.0%)
    Ageas                                                          606,443   25,966,361
    Colruyt SA                                                      64,233    3,143,636
    KBC Group NV                                                   489,692   31,804,063
    Proximus SADP                                                  138,071    3,965,353
    Solvay SA                                                      270,974   31,771,641
    UCB SA                                                         124,849    8,623,331
    Umicore SA                                                      92,477    5,180,047
                                                                           ------------
TOTAL BELGIUM                                                               110,454,432
                                                                           ------------
CANADA -- (7.7%)
#   AltaGas, Ltd.                                                  479,450   11,403,633
    Bank of Montreal(063671101)                                  1,623,640  122,795,893
#   Bank of Montreal(2076009)                                      115,400    8,729,162
*   BlackBerry, Ltd.                                             1,009,785    7,123,786

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
CANADA -- (Continued)
    Cameco Corp.(13321L108)                                        546,688 $  6,970,272
    Cameco Corp.(2166160)                                          507,476    6,462,154
    Canadian Natural Resources, Ltd.(136385101)                    420,319   12,706,243
    Canadian Natural Resources, Ltd.(2171573)                      651,736   19,703,588
    Cenovus Energy, Inc.                                         1,330,284   18,131,771
    Crescent Point Energy Corp.(22576C101)                       1,508,054   17,598,994
    Crescent Point Energy Corp.(B67C8W8)                           822,786    9,592,057
*   Detour Gold Corp.                                               50,974      691,405
*   Eldorado Gold Corp.                                            748,359    2,645,496
    Element Fleet Management Corp.                                 254,570    2,474,782
    Empire Co., Ltd. Class A                                       788,935    9,852,214
#   Enbridge Income Fund Holdings, Inc.                            295,758    7,770,963
    Encana Corp.                                                   924,931   11,802,120
    Fairfax Financial Holdings, Ltd.                                62,754   29,321,369
    Finning International, Inc.                                    386,224    7,817,975
    First Quantum Minerals, Ltd.                                 1,102,025   13,897,581
#   Genworth MI Canada, Inc.                                        79,289    1,988,242
    Goldcorp, Inc.(380956409)                                    1,076,273   17,403,334
    Goldcorp, Inc.(2676302)                                        671,692   10,860,634
*   Husky Energy, Inc.                                           1,642,235   21,189,722
    Imperial Oil, Ltd.(2454241)                                    107,006    3,517,938
    Imperial Oil, Ltd.(453038408)                                   85,669    2,816,797
    Industrial Alliance Insurance & Financial Services, Inc.       495,231   20,836,809
*   Kinross Gold Corp.                                           5,398,196   21,032,741
*   Lundin Mining Corp.                                          1,892,699   11,578,009
    Magna International, Inc.                                      493,003   21,337,170
    Manulife Financial Corp.(2492519)                            3,005,038   57,618,212
    Manulife Financial Corp.(56501R106)                          1,541,750   29,539,930
    Maple Leaf Foods, Inc.                                          65,321    1,497,426
    Silver Wheaton Corp.                                           282,461    6,250,862
    Sun Life Financial, Inc.(2566124)                              834,296   32,929,447
    Sun Life Financial, Inc.(866796105)                            277,638   10,955,595
    Suncor Energy, Inc.(B3NB1P2)                                 3,911,426  121,318,096
    Suncor Energy, Inc.(867224107)                                 769,213   23,876,371
    Tahoe Resources, Inc.                                           28,464      259,649
    Teck Resources, Ltd. Class B(2879327)                        1,355,792   33,226,672
    Teck Resources, Ltd. Class B(878742204)                      1,245,911   30,574,656
*   Tourmaline Oil Corp.                                         1,170,666   27,367,270
*   Turquoise Hill Resources, Ltd.(900435108)                      127,382      459,849
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                      1,465,290    5,303,759
    Veresen, Inc.                                                   51,006      518,585
    West Fraser Timber Co., Ltd.                                    11,349      387,588
    Whitecap Resources, Inc.                                       902,184    7,182,806
#   WSP Global, Inc.                                               302,614   10,646,431
    Yamana Gold, Inc.                                            3,207,591   10,599,533
                                                                           ------------
TOTAL CANADA                                                                870,565,591
                                                                           ------------
DENMARK -- (1.6%)
    AP Moller--Maersk A.S. Class A                                   7,706   12,337,775
    AP Moller--Maersk A.S. Class B                                  16,058   26,915,259
    Carlsberg A.S. Class B                                         190,294   17,215,380
    Danske Bank A.S.                                             1,075,182   35,862,136
#   DSV A.S.                                                       444,855   21,633,096

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                  SHARES      VALUE++
                                                                 --------- --------------
DENMARK -- (Continued)
#*  H Lundbeck A.S.                                                 74,464 $    3,198,152
    ISS A.S.                                                       434,105     15,457,776
    Novozymes A.S. Class B                                          47,990      1,870,655
    Tryg A.S.                                                       12,675        242,513
    Vestas Wind Systems A.S.                                       680,712     47,737,541
                                                                           --------------
TOTAL DENMARK                                                                 182,470,283
                                                                           --------------
FINLAND -- (0.7%)
    Fortum Oyj                                                   1,015,572     16,203,151
    Neste Oyj                                                      129,033      4,489,455
    Stora Enso Oyj Class R                                       2,037,136     23,117,770
    Stora Enso Oyj Sponsored ADR                                    91,500      1,035,780
    UPM-Kymmene Oyj                                              1,353,907     30,706,476
    UPM-Kymmene Oyj Sponsored ADR                                   69,300      1,572,417
                                                                           --------------
TOTAL FINLAND                                                                  77,125,049
                                                                           --------------
FRANCE -- (9.1%)
    AXA SA                                                       2,773,187     68,157,306
    AXA SA Sponsored ADR                                             9,929        244,551
    BNP Paribas SA                                               1,888,424    120,805,895
*   Bollore SA(BD3RTL2)                                             10,106         41,456
    Bollore SA(4572709)                                          1,500,814      6,002,472
    Bouygues SA                                                    709,374     25,775,771
    Casino Guichard Perrachon SA                                   181,821      9,804,198
    Cie de Saint-Gobain                                          1,882,674     92,506,425
    Cie Generale des Etablissements Michelin                       334,818     35,970,295
    CNP Assurances                                                 459,483      8,634,996
    Credit Agricole SA                                             724,924      9,620,951
#   Electricite de France SA                                       661,539      6,521,460
    Engie SA                                                     4,083,126     48,885,304
    Natixis SA                                                   2,277,633     13,496,282
    Orange SA                                                    4,986,752     77,416,513
*   Peugeot SA                                                   2,007,197     37,355,144
    Renault SA                                                     759,818     68,416,758
    SCOR SE                                                        349,012     11,811,923
    Societe Generale SA                                          1,935,625     94,627,859
    STMicroelectronics NV                                        1,809,335     23,879,894
    Total SA                                                     4,695,548    237,572,020
    Vivendi SA                                                   1,322,728     24,253,624
                                                                           --------------
TOTAL FRANCE                                                                1,021,801,097
                                                                           --------------
GERMANY -- (7.0%)
    Allianz SE                                                     730,758    124,202,765
    Allianz SE Sponsored ADR                                     2,811,910     47,704,053
    BASF SE                                                          8,683        838,203
#   Bayerische Motoren Werke AG                                    972,382     88,788,364
#   Commerzbank AG                                               1,643,541     14,294,925
    Daimler AG                                                   2,601,292    195,634,993
#*  Deutsche Bank AG(5750355)                                    1,085,904     21,686,538
*   Deutsche Bank AG(D18190898)                                  1,045,984     20,825,541
    Deutsche Lufthansa AG                                        1,080,920     14,439,562
    E.ON SE                                                      7,288,458     56,143,578

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
GERMANY -- (Continued)
#   Evonik Industries AG                                            202,033 $  6,558,352
    Fraport AG Frankfurt Airport Services Worldwide                 106,349    6,364,469
    Fresenius Medical Care AG & Co. KGaA                            112,324    9,168,412
    Fresenius Medical Care AG & Co. KGaA ADR                         11,257      459,286
    Hannover Rueck SE                                                33,914    3,735,608
    HeidelbergCement AG                                             345,070   33,335,179
    Lanxess AG                                                       48,799    3,551,165
    Linde AG                                                        157,109   25,549,742
    Metro AG                                                        688,018   23,544,491
    Muenchener Rueckversicherungs-Gesellschaft AG                   138,458   26,072,496
    Osram Licht AG                                                    7,588      440,488
*   RWE AG                                                        2,182,311   29,057,547
*   Talanx AG                                                       175,108    6,027,132
    Telefonica Deutschland Holding AG                             1,462,519    6,117,982
*   Uniper SE                                                       946,234   13,480,093
    Volkswagen AG                                                    86,008   13,777,993
                                                                            ------------
TOTAL GERMANY                                                                791,798,957
                                                                            ------------
HONG KONG -- (2.4%)
    Bank of East Asia, Ltd. (The)                                   275,940    1,175,354
#   Cathay Pacific Airways, Ltd.                                  4,913,000    6,654,113
    CK Hutchison Holdings, Ltd.                                   6,196,984   74,271,969
    FIH Mobile, Ltd.                                                953,000      306,207
    Great Eagle Holdings, Ltd.                                       15,363       69,876
    Guoco Group, Ltd.                                                 6,000       67,610
    Hang Lung Group, Ltd.                                         2,740,000   10,508,235
    Hang Lung Properties, Ltd.                                    4,424,000   10,887,790
#   Henderson Land Development Co., Ltd.                            429,042    2,368,285
    Hongkong & Shanghai Hotels, Ltd. (The)                          217,131      241,446
    Hopewell Holdings, Ltd.                                         938,669    3,351,621
    Kerry Properties, Ltd.                                        2,556,000    7,233,070
#   MTR Corp., Ltd.                                                 591,959    3,007,243
    New World Development Co., Ltd.                              24,740,784   28,545,774
    NWS Holdings, Ltd.                                            2,143,617    3,851,987
    Shangri-La Asia, Ltd.                                         4,242,000    4,718,335
    Sino Land Co., Ltd.                                           5,960,178    9,848,281
    Sun Hung Kai Properties, Ltd.                                 2,980,920   41,020,599
    Swire Pacific, Ltd. Class A                                   2,098,000   21,374,227
    Swire Pacific, Ltd. Class B                                   1,185,000    2,086,366
    Wharf Holdings, Ltd. (The)                                    2,829,990   21,220,071
    Wheelock & Co., Ltd.                                          3,599,000   21,874,422
    Yue Yuen Industrial Holdings, Ltd.                              160,000      584,911
                                                                            ------------
TOTAL HONG KONG                                                              275,267,792
                                                                            ------------
IRELAND -- (0.3%)
*   Bank of Ireland                                              38,071,759   10,228,255
    CRH P.L.C.                                                      319,932   11,097,054
    CRH P.L.C. Sponsored ADR                                        254,393    8,781,646

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
IRELAND -- (Continued)
    Paddy Power Betfair P.L.C.                                       6,217 $    650,060
                                                                           ------------
TOTAL IRELAND                                                                30,757,015
                                                                           ------------
ISRAEL -- (0.4%)
    Azrieli Group, Ltd.                                             22,873    1,044,038
    Bank Hapoalim BM                                             3,220,797   19,460,595
*   Bank Leumi Le-Israel BM                                      3,525,510   14,581,892
    Israel Chemicals, Ltd.                                          11,324       52,045
#   Mizrahi Tefahot Bank, Ltd.                                     365,367    5,627,688
                                                                           ------------
TOTAL ISRAEL                                                                 40,766,258
                                                                           ------------
ITALY -- (1.1%)
    Assicurazioni Generali SpA                                     722,392   11,527,266
#*  Fiat Chrysler Automobiles NV(BRJFWP3)                        2,786,618   30,511,959
*   Fiat Chrysler Automobiles NV(N31738102)                      1,059,600   11,645,004
    Intesa Sanpaolo SpA                                          2,011,897    4,725,664
    Mediobanca SpA                                               1,494,372   12,866,589
*   Telecom Italia SpA                                           7,410,604    6,372,493
*   Telecom Italia SpA Sponsored ADR                             1,847,002   15,902,687
#   UniCredit SpA                                                1,217,305   33,228,827
                                                                           ------------
TOTAL ITALY                                                                 126,780,489
                                                                           ------------
JAPAN -- (21.1%)
    Aeon Co., Ltd.                                               2,442,200   35,296,743
    Aisin Seiki Co., Ltd.                                          472,800   21,627,954
    Alfresa Holdings Corp.                                         201,700    3,320,058
    Amada Holdings Co., Ltd.                                       694,000    8,157,051
    Aoyama Trading Co., Ltd.                                        41,900    1,476,800
    Asahi Glass Co., Ltd.                                        3,495,000   25,966,554
    Asahi Kasei Corp.                                            2,612,000   24,360,952
#   Bank of Kyoto, Ltd. (The)                                      568,400    4,443,437
    Brother Industries, Ltd.                                       273,855    5,054,776
    Calsonic Kansei Corp.                                          160,000    2,543,612
    Canon Marketing Japan, Inc.                                    153,100    2,922,177
    Chiba Bank, Ltd. (The)                                         960,000    6,279,675
    Chugoku Bank, Ltd. (The)                                       256,900    3,778,974
    Citizen Watch Co., Ltd.                                        689,600    4,282,327
    Coca-Cola East Japan Co., Ltd.                                 123,400    2,687,302
#   Coca-Cola West Co., Ltd.                                       169,907    4,931,804
    COMSYS Holdings Corp.                                           31,300      575,369
    Concordia Financial Group, Ltd.                              2,373,100   12,516,732
    Credit Saison Co., Ltd.                                        145,400    2,649,183
    Dai Nippon Printing Co., Ltd.                                  901,000    9,166,423
    Dai-ichi Life Holdings, Inc.                                 2,015,000   36,529,713
    Daicel Corp.                                                    63,500      702,188
    Daido Steel Co., Ltd.                                           13,000       59,034
    Daiwa Securities Group, Inc.                                 1,662,000   10,597,373
    Denka Co., Ltd.                                              1,110,000    5,463,279
    Denso Corp.                                                    337,400   14,610,941
    DIC Corp.                                                      228,700    7,082,194
    Dowa Holdings Co., Ltd.                                        231,000    1,960,575
    Ebara Corp.                                                    266,800    8,228,457

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
JAPAN -- (Continued)
    Fuji Media Holdings, Inc.                                        42,100 $    609,971
    FUJIFILM Holdings Corp.                                       1,018,800   39,453,275
    Fujitsu, Ltd.                                                 1,987,000   11,548,353
    Fukuoka Financial Group, Inc.                                 1,044,000    4,608,519
    Furukawa Electric Co., Ltd.                                      42,968    1,457,920
    Glory, Ltd.                                                     185,800    5,804,755
    Gunma Bank, Ltd. (The)                                          604,496    3,297,397
    H2O Retailing Corp.                                             198,900    3,291,861
    Hachijuni Bank, Ltd. (The)                                      565,531    3,328,685
    Hankyu Hanshin Holdings, Inc.                                   599,500   20,340,962
    Heiwa Corp.                                                      53,100    1,280,200
    Hiroshima Bank, Ltd. (The)                                      727,000    3,396,701
    Hitachi Capital Corp.                                           103,300    2,651,855
    Hitachi Chemical Co., Ltd.                                      320,500    9,099,334
    Hitachi Construction Machinery Co., Ltd.                        379,100    8,718,408
    Hitachi Metals, Ltd.                                            475,400    6,590,518
    Hitachi Transport System, Ltd.                                  105,000    2,142,955
    Hitachi, Ltd.                                                11,243,000   64,371,265
    Hokuhoku Financial Group, Inc.                                  191,900    3,287,617
    Honda Motor Co., Ltd.                                         3,798,500  113,039,159
#   House Foods Group, Inc.                                          65,300    1,401,265
    Ibiden Co., Ltd.                                                459,900    6,540,835
    Idemitsu Kosan Co., Ltd.                                        195,496    6,045,019
*   IHI Corp.                                                     1,136,000    3,059,031
    Iida Group Holdings Co., Ltd.                                   439,300    8,221,601
    Inpex Corp.                                                   2,157,500   21,171,951
    Isetan Mitsukoshi Holdings, Ltd.                                594,700    6,956,368
    Isuzu Motors, Ltd.                                              112,300    1,506,831
    ITOCHU Corp.                                                  2,539,900   34,989,405
#   Iyo Bank, Ltd. (The)                                            492,300    3,303,416
#   J Front Retailing Co., Ltd.                                     977,000   14,099,779
    JFE Holdings, Inc.                                            1,698,700   29,734,200
    JGC Corp.                                                       250,400    4,346,789
    JSR Corp.                                                       458,100    7,851,553
    JTEKT Corp.                                                     479,600    7,876,749
    JX Holdings, Inc.                                             4,069,933   19,193,701
#   K's Holdings Corp.                                              152,200    2,746,531
    Kamigumi Co., Ltd.                                              398,000    3,868,857
    Kaneka Corp.                                                  1,156,542    9,965,001
    Kawasaki Heavy Industries, Ltd.                               1,380,000    4,318,296
#   Kawasaki Kisen Kaisha, Ltd.                                   3,012,000    7,323,864
    Kinden Corp.                                                    187,800    2,385,284
#*  Kobe Steel, Ltd.                                              1,140,200   11,090,609
    Komatsu, Ltd.                                                   726,400   17,200,147
    Konica Minolta, Inc.                                          1,910,700   19,793,004
    Kuraray Co., Ltd.                                             1,340,000   21,238,982
    Kurita Water Industries, Ltd.                                     7,500      177,913
    Kyocera Corp.                                                   224,100   11,666,817
    Kyocera Corp. Sponsored ADR                                      25,197    1,378,276
    Kyushu Financial Group, Inc.                                    459,949    3,169,124
    LIXIL Group Corp.                                               487,800   11,389,494
    Marubeni Corp.                                                5,194,400   31,605,020
    Mazda Motor Corp.                                             2,460,200   36,204,586

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
JAPAN -- (Continued)
    Mebuki Financial Group, Inc.                                  1,177,020 $ 4,520,084
    Medipal Holdings Corp.                                          356,400   5,776,355
    Mitsubishi Chemical Holdings Corp.                            6,562,600  45,773,815
    Mitsubishi Corp.                                              1,101,700  24,887,504
#   Mitsubishi Gas Chemical Co., Inc.                               570,500  10,942,389
    Mitsubishi Heavy Industries, Ltd.                             7,148,000  32,110,099
    Mitsubishi Logistics Corp.                                       50,000     711,243
    Mitsubishi Materials Corp.                                      518,200  17,683,590
    Mitsubishi Motors Corp.                                       1,998,400  10,825,618
    Mitsubishi UFJ Financial Group, Inc.                         14,198,406  90,919,800
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR            4,781,372  30,552,967
    Mitsubishi UFJ Lease & Finance Co., Ltd.                      1,276,200   6,802,725
    Mitsui & Co., Ltd.                                              939,900  13,793,857
    Mitsui & Co., Ltd. Sponsored ADR                                 11,723   3,446,562
    Mitsui Chemicals, Inc.                                        3,169,800  14,906,257
    Mitsui Fudosan Co., Ltd.                                        232,000   5,356,228
    Mitsui OSK Lines, Ltd.                                        4,123,000  13,102,429
    Mizuho Financial Group, Inc.                                 49,478,100  91,810,915
    Mizuho Financial Group, Inc. ADR                                205,757     757,186
    MS&AD Insurance Group Holdings, Inc.                            717,653  24,008,011
    NEC Corp.                                                    10,595,101  24,453,513
    NGK Spark Plug Co., Ltd.                                         16,000     360,371
    NH Foods, Ltd.                                                  179,536   4,886,212
    NHK Spring Co., Ltd.                                            628,300   6,331,195
    Nikon Corp.                                                     750,200  12,107,652
    Nippo Corp.                                                     185,000   3,497,414
    Nippon Electric Glass Co., Ltd.                                 551,000   3,171,840
    Nippon Express Co., Ltd.                                      3,529,238  18,669,936
#   Nippon Paper Industries Co., Ltd.                               373,800   6,843,579
    Nippon Shokubai Co., Ltd.                                       102,400   7,057,303
    Nippon Steel & Sumitomo Metal Corp.                           2,021,593  48,836,721
    Nippon Yusen K.K.                                             7,713,000  16,310,431
    Nissan Motor Co., Ltd.                                        6,443,700  63,748,588
    Nisshin Seifun Group, Inc.                                       42,800     651,095
    Nisshinbo Holdings, Inc.                                        305,000   2,905,482
    NOK Corp.                                                       344,120   6,993,265
    Nomura Holdings, Inc.                                         2,225,400  13,794,935
    Nomura Real Estate Holdings, Inc.                               389,100   6,692,632
    NSK, Ltd.                                                       312,100   3,788,658
    NTN Corp.                                                     1,625,000   6,863,184
    Obayashi Corp.                                                  279,682   2,664,301
    Oji Holdings Corp.                                            3,833,000  16,965,413
    ORIX Corp.                                                    1,698,000  25,618,114
#   Otsuka Holdings Co., Ltd.                                         8,800     405,398
    Resona Holdings, Inc.                                         7,208,900  39,029,497
    Ricoh Co., Ltd.                                               3,215,400  28,686,148
    Rohm Co., Ltd.                                                   84,700   5,416,246
    Sankyo Co., Ltd.                                                 73,900   2,467,425
    SBI Holdings, Inc.                                              643,100   8,877,179
    Sega Sammy Holdings, Inc.                                       169,200   2,656,766
    Seino Holdings Co., Ltd.                                        413,700   4,784,344
    Sekisui Chemical Co., Ltd.                                      105,000   1,713,341
#   Sekisui House, Ltd.                                           1,345,900  21,771,668

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                  SHARES      VALUE++
                                                                 --------- --------------
JAPAN -- (Continued)
    Shinsei Bank, Ltd.                                           3,134,000 $    5,390,279
    Shizuoka Bank, Ltd. (The)                                      799,000      6,952,596
    Showa Denko K.K.                                               224,800      3,689,017
    Showa Shell Sekiyu K.K.                                        184,300      1,806,616
    Sojitz Corp.                                                 2,218,300      5,717,487
    Sompo Holdings, Inc.                                           291,000     10,537,039
    Sony Corp. Sponsored ADR                                        73,419      2,222,393
    Sumco Corp.                                                     46,900        733,241
    Sumitomo Chemical Co., Ltd.                                  7,613,000     40,561,961
    Sumitomo Corp.                                                 817,500     10,247,992
    Sumitomo Electric Industries, Ltd.                           2,838,500     41,302,545
    Sumitomo Forestry Co., Ltd.                                    526,400      7,241,151
    Sumitomo Heavy Industries, Ltd.                              2,259,000     15,531,486
    Sumitomo Metal Mining Co., Ltd.                              1,067,000     14,455,937
    Sumitomo Mitsui Financial Group, Inc.                        2,854,200    111,975,950
    Sumitomo Mitsui Trust Holdings, Inc.                           581,544     21,676,098
    Sumitomo Rubber Industries, Ltd.                               659,000     10,292,885
    Suzuken Co., Ltd.                                              113,000      3,730,685
    T&D Holdings, Inc.                                           2,331,000     34,532,673
    Taiheiyo Cement Corp.                                        2,798,212      9,777,763
    Takashimaya Co., Ltd.                                          799,634      6,886,422
    TDK Corp.                                                      443,000     31,841,233
    Teijin, Ltd.                                                   771,690     16,287,900
    THK Co., Ltd.                                                  251,800      6,204,651
    Tokai Rika Co., Ltd.                                           165,500      3,293,845
    Tokio Marine Holdings, Inc.                                    177,100      7,384,003
    Tokyo Broadcasting System Holdings, Inc.                        29,200        502,861
    Tokyo Tatemono Co., Ltd.                                       277,200      3,671,016
    Tokyu Fudosan Holdings Corp.                                 1,531,000      8,950,012
    Toppan Printing Co., Ltd.                                    1,034,000     10,149,684
    Tosoh Corp.                                                  2,121,000     16,024,945
    Toyo Seikan Group Holdings, Ltd.                               361,749      6,671,952
    Toyoda Gosei Co., Ltd.                                         245,800      5,921,013
    Toyota Industries Corp.                                        198,500      9,579,619
    Toyota Motor Corp.                                             225,790     13,130,333
    Toyota Tsusho Corp.                                            976,400     26,856,881
    TV Asahi Holdings Corp.                                         31,700        634,652
    Ube Industries, Ltd.                                         4,325,000     10,398,945
#*  Universal Entertainment Corp.                                   23,200        843,262
#   Yamada Denki Co., Ltd.                                       2,346,300     12,926,735
    Yamaguchi Financial Group, Inc.                                320,148      3,488,061
    Yokohama Rubber Co., Ltd. (The)                                378,800      6,662,015
    Zeon Corp.                                                      65,000        745,894
                                                                           --------------
TOTAL JAPAN                                                                 2,382,550,873
                                                                           --------------
NETHERLANDS -- (2.9%)
    Aegon NV                                                     2,475,925     13,457,870
    Akzo Nobel NV                                                   32,651      2,215,870
*   ArcelorMittal(B03XPL1)                                       3,861,973     30,113,892
*   ArcelorMittal(B295F26)                                       1,085,424      8,455,453
    Boskalis Westminster                                           134,823      4,988,168
    Coca-Cola European Partners P.L.C.                              31,954      1,103,424
    Gemalto NV                                                      22,216      1,289,281

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
NETHERLANDS -- (Continued)
    ING Groep NV                                                  6,261,830 $ 89,957,126
    ING Groep NV Sponsored ADR                                    1,202,410   17,290,656
    Koninklijke Ahold Delhaize NV                                 2,216,999   47,230,368
    Koninklijke Ahold Delhaize NV Sponsored ADR                     211,969    4,507,521
#   Koninklijke DSM NV                                              658,446   41,976,166
    Koninklijke KPN NV                                               11,313       32,592
    Koninklijke Philips NV(500472303)                               237,488    6,977,398
    Koninklijke Philips NV(5986622)                               1,045,983   30,691,747
    NN Group NV                                                     713,008   25,251,773
                                                                            ------------
TOTAL NETHERLANDS                                                            325,539,305
                                                                            ------------
NEW ZEALAND -- (0.2%)
    Auckland International Airport, Ltd.                          1,223,055    6,134,721
    Fletcher Building, Ltd.                                       1,284,940    9,899,706
    Fonterra Co-operative Group, Ltd.                               119,064      540,746
                                                                            ------------
TOTAL NEW ZEALAND                                                             16,575,173
                                                                            ------------
NORWAY -- (0.7%)
    DNB ASA                                                       1,669,831   27,856,979
    Norsk Hydro ASA                                               2,633,249   15,020,916
    Norsk Hydro ASA Sponsored ADR                                    59,900      337,836
*   Seadrill, Ltd.                                                  258,772      483,904
    Statoil ASA                                                     932,224   17,383,361
    Statoil ASA Sponsored ADR                                       305,200    5,698,084
*   Storebrand ASA                                                  694,704    4,236,074
*   Subsea 7 SA                                                     330,380    4,495,676
    Yara International ASA                                          176,946    7,461,032
                                                                            ------------
TOTAL NORWAY                                                                  82,973,862
                                                                            ------------
PORTUGAL -- (0.0%)
*   Banco Espirito Santo SA                                       2,631,973           --
    EDP Renovaveis SA                                               541,158    3,476,603
                                                                            ------------
TOTAL PORTUGAL                                                                 3,476,603
                                                                            ------------
SINGAPORE -- (0.9%)
    CapitaLand, Ltd.                                              3,934,100    9,181,182
    City Developments, Ltd.                                       1,315,900    8,637,548
    DBS Group Holdings, Ltd.                                      1,809,512   24,464,534
    Frasers Centrepoint, Ltd.                                       453,300      506,953
    Golden Agri-Resources, Ltd.                                  12,719,900    3,826,061
    Hutchison Port Holdings Trust                                16,251,500    6,912,169
    Keppel Corp., Ltd.                                            4,879,400   21,411,213
    Olam International, Ltd.                                        410,300      578,138
    SembCorp Industries, Ltd.                                     1,715,100    3,830,307
    Singapore Airlines, Ltd.                                      2,418,300   17,032,162
    United Industrial Corp., Ltd.                                 1,917,070    3,850,465
    UOL Group, Ltd.                                                 974,274    4,412,560
    Wilmar International, Ltd.                                      561,900    1,546,354
                                                                            ------------
TOTAL SINGAPORE                                                              106,189,646
                                                                            ------------
SPAIN -- (2.8%)
    Acciona SA                                                        6,116      474,470

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
SPAIN -- (Continued)
    Banco de Sabadell SA                                         12,572,327 $ 18,980,657
#   Banco Popular Espanol SA                                      3,182,696    3,295,628
#   Banco Santander SA                                           38,858,119  217,095,009
    Banco Santander SA Sponsored ADR                                784,463    4,361,614
    CaixaBank SA                                                  4,124,925   15,119,871
    Iberdrola SA(B288C92)                                         2,340,052   14,780,081
*   Iberdrola SA(BYXLF46)                                            59,989      377,796
    Mapfre SA                                                     1,066,920    3,234,955
    Repsol SA                                                     2,390,611   35,432,885
                                                                            ------------
TOTAL SPAIN                                                                  313,152,966
                                                                            ------------
SWEDEN -- (2.3%)
    Boliden AB                                                    1,273,315   37,145,629
    Holmen AB Class A                                                 2,781      102,893
    Holmen AB Class B                                                85,183    3,116,713
    ICA Gruppen AB                                                    8,133      265,776
    Millicom International Cellular SA                               70,355    3,484,139
    Nordea Bank AB                                                5,514,131   66,568,086
    Skandinaviska Enskilda Banken AB Class A                      2,148,822   24,137,311
    Skandinaviska Enskilda Banken AB Class C                         25,796      296,658
*   SSAB AB Class A                                                 323,692    1,330,515
*   SSAB AB Class B                                                 795,309    2,680,840
    Svenska Cellulosa AB SCA Class A                                 62,923    1,986,904
    Svenska Cellulosa AB SCA Class B                                988,825   29,755,309
    Svenska Handelsbanken AB Class A                                555,585    8,294,166
    Svenska Handelsbanken AB Class B                                  3,434       51,307
    Swedbank AB Class A                                              27,877      704,871
    Tele2 AB Class B                                                872,178    7,689,690
    Telefonaktiebolaget LM Ericsson Class A                          28,098      168,546
    Telefonaktiebolaget LM Ericsson Class B                       4,879,427   28,878,060
    Telefonaktiebolaget LM Ericsson Sponsored ADR                   834,580    4,915,676
    Telia Co AB                                                   6,695,621   27,160,364
    Trelleborg AB Class B                                           325,130    6,745,018
                                                                            ------------
TOTAL SWEDEN                                                                 255,478,471
                                                                            ------------
SWITZERLAND -- (7.3%)
*   ABB, Ltd.                                                     3,077,842   73,347,542
    Adecco Group AG                                                 640,328   45,818,542
    Baloise Holding AG                                              207,040   26,659,070
    Banque Cantonale Vaudoise                                           468      319,695
#   Cie Financiere Richemont SA                                   1,288,956  100,383,509
*   Clariant AG                                                   1,150,414   21,560,187
*   Credit Suisse Group AG                                          859,528   13,120,800
*   Credit Suisse Group AG Sponsored ADR                          1,052,790   16,002,408
*   Dufry AG                                                        102,171   14,585,567
    Flughafen Zuerich AG                                             10,906    2,144,771
    Helvetia Holding AG                                               1,645      930,861
*   Julius Baer Group, Ltd.                                         100,967    4,746,533
*   LafargeHolcim, Ltd.(7110753)                                    752,842   40,535,883
*   LafargeHolcim, Ltd.(BZ3DNX4)                                    375,078   20,039,271
    Novartis AG                                                   1,332,371   98,365,676
    Novartis AG Sponsored ADR                                         6,178      456,678

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                   SHARES       VALUE++
                                                                 ---------- ---------------
SWITZERLAND -- (Continued)
    Swatch Group AG (The)(7184736)                                  172,781 $    12,072,209
#   Swatch Group AG (The)(7184725)                                  139,269      49,357,646
*   Swiss Life Holding AG                                            93,092      28,261,552
    Swiss Re AG                                                   1,037,390      96,942,666
#*  UBS Group AG(BRJL176)                                         3,448,485      56,042,462
*   UBS Group AG(H42097107)                                         500,015       8,055,242
*   Zurich Insurance Group AG                                       326,468      94,014,166
                                                                            ---------------
TOTAL SWITZERLAND                                                               823,762,936
                                                                            ---------------
UNITED KINGDOM -- (16.8%)
*   Anglo American P.L.C.                                         3,284,169      56,613,450
    Antofagasta P.L.C.                                              205,201       2,168,088
    Aviva P.L.C.                                                  1,004,454       6,047,694
    Barclays P.L.C.                                                 164,749         457,231
    Barclays P.L.C. Sponsored ADR                                 4,766,662      52,766,948
    Barratt Developments P.L.C.                                   1,616,630       9,749,167
    BHP Billiton P.L.C.                                             767,576      13,998,893
    BHP Billiton P.L.C. ADR                                         268,993       9,842,454
    BP P.L.C. Sponsored ADR                                      10,222,105     367,791,338
    Carnival P.L.C.                                                 155,893       8,340,088
*   Glencore P.L.C.                                              33,377,354     138,238,390
    HSBC Holdings P.L.C.                                         21,477,669     183,224,189
    HSBC Holdings P.L.C. Sponsored ADR                            3,019,816     128,644,161
    J Sainsbury P.L.C.                                            7,029,804      22,871,923
    Kingfisher P.L.C.                                             7,403,317      31,410,729
    Lloyds Banking Group P.L.C.                                  65,407,793      53,647,501
    Lloyds Banking Group P.L.C. ADR                               1,412,156       4,688,358
    Old Mutual P.L.C.                                                50,536         132,704
    Pearson P.L.C.                                                  813,680       6,343,469
    Pearson P.L.C. Sponsored ADR                                  1,237,005       9,574,419
*   Royal Bank of Scotland Group P.L.C.                           2,796,353       7,833,874
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR               409,166       2,299,513
    Royal Dutch Shell P.L.C. Class A                              2,248,597      60,985,663
    Royal Dutch Shell P.L.C. Class B                                398,623      11,258,869
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A               3,237,637     176,095,056
    Royal Dutch Shell P.L.C. Sponsored ADR, Class B               3,794,361     218,061,927
    Royal Mail P.L.C.                                               769,489       3,996,229
*   Standard Chartered P.L.C.                                     3,984,128      39,013,959
    Vodafone Group P.L.C.                                        58,351,986     142,934,922
    Vodafone Group P.L.C. Sponsored ADR                           4,011,201      99,878,912
    WM Morrison Supermarkets P.L.C.                               6,735,041      20,079,095
                                                                            ---------------
TOTAL UNITED KINGDOM                                                          1,888,989,213
                                                                            ---------------
TOTAL COMMON STOCKS                                                          10,441,525,446
                                                                            ---------------
PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
    Bayerische Motoren Werke AG                                      51,209       3,847,058
    Porsche Automobil Holding SE                                    267,840      16,111,434

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                    SHARES       VALUE++
                                                                  ---------- ---------------
GERMANY -- (Continued)
     Volkswagen AG                                                   535,010 $    83,545,030
                                                                             ---------------
TOTAL GERMANY                                                                    103,503,522
                                                                             ---------------
TOTAL PREFERRED STOCKS                                                           103,503,522
                                                                             ---------------
TOTAL INVESTMENT SECURITIES                                                   10,545,028,968
                                                                             ---------------

                                                                                 VALUE+
                                                                             ---------------
SECURITIES LENDING COLLATERAL -- (6.4%)
(S)@ DFA Short Term Investment Fund                               62,620,174     724,640,657
                                                                             ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $10,505,613,163)^^                       $11,269,669,625
                                                                             ===============

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------------------
                                                                LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                                             -------------- -------------- ------- ---------------
Common Stocks
   Australia                                                 $   74,087,199 $  632,493,581   --    $   706,580,780
   Austria                                                               --      8,468,655   --          8,468,655
   Belgium                                                               --    110,454,432   --        110,454,432
   Canada                                                       870,565,591             --   --        870,565,591
   Denmark                                                               --    182,470,283   --        182,470,283
   Finland                                                        2,608,197     74,516,852   --         77,125,049
   France                                                           286,007  1,021,515,090   --      1,021,801,097
   Germany                                                       68,988,880    722,810,077   --        791,798,957
   Hong Kong                                                             --    275,267,792   --        275,267,792
   Ireland                                                        8,781,646     21,975,369   --         30,757,015
   Israel                                                                --     40,766,258   --         40,766,258
   Italy                                                         27,547,691     99,232,798   --        126,780,489
   Japan                                                         38,357,384  2,344,193,489   --      2,382,550,873
   Netherlands                                                   38,520,309    287,018,996   --        325,539,305
   New Zealand                                                           --     16,575,173   --         16,575,173
   Norway                                                         6,519,824     76,454,038   --         82,973,862
   Portugal                                                              --      3,476,603   --          3,476,603
   Singapore                                                             --    106,189,646   --        106,189,646
   Spain                                                          4,739,410    308,413,556   --        313,152,966
   Sweden                                                         4,915,676    250,562,795   --        255,478,471
   Switzerland                                                   24,514,328    799,248,608   --        823,762,936
   United Kingdom                                             1,069,643,086    819,346,127   --      1,888,989,213
Preferred Stocks
   Germany                                                               --    103,503,522   --        103,503,522
Securities Lending Collateral                                            --    724,640,657   --        724,640,657
Futures Contracts**                                               1,101,341             --   --          1,101,341
                                                             -------------- --------------   --    ---------------
TOTAL                                                        $2,241,176,569 $9,029,594,397   --    $11,270,770,966
                                                             ============== ==============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                 SHARES    VALUE++
                                                                 ------- -----------
COMMON STOCKS -- (92.9%)
Consumer Discretionary -- (17.8%)
    Adastria Co., Ltd.                                           194,640 $ 5,223,268
#   Aeon Fantasy Co., Ltd.                                        49,332   1,358,063
*   AGORA Hospitality Group Co., Ltd.                            591,000     198,462
    Ahresty Corp.                                                137,600   1,452,362
    Aigan Co., Ltd.                                               33,400      58,241
    Aisan Industry Co., Ltd.                                     203,300   1,707,115
#*  Akebono Brake Industry Co., Ltd.                             592,900   1,589,733
#   Alpen Co., Ltd.                                              111,900   1,997,037
    Alpha Corp.                                                   30,400     307,963
    Alpine Electronics, Inc.                                     277,500   4,052,270
    Amiyaki Tei Co., Ltd.                                         25,600     896,022
    Amuse, Inc.                                                   70,298   1,120,693
*   Anrakutei Co., Ltd.                                            2,200      89,837
#   AOI TYO Holdings, Inc.                                       109,931     823,679
    AOKI Holdings, Inc.                                          268,400   3,379,647
    Aoyama Trading Co., Ltd.                                     304,000  10,714,730
#   Arata Corp.                                                   28,300     688,213
    Arcland Sakamoto Co., Ltd.                                   176,200   2,157,577
    Arcland Service Holdings Co., Ltd.                            40,000   1,096,416
    Asahi Broadcasting Corp.                                      24,800     165,548
    Asahi Co., Ltd.                                              103,300   1,213,405
    Asante, Inc.                                                  17,700     268,682
    Asatsu-DK, Inc.                                              207,400   5,489,514
    Ashimori Industry Co., Ltd.                                  254,000     362,570
#   ASKUL Corp.                                                   85,400   2,775,648
#   Atom Corp.                                                   435,000   2,778,452
    Atsugi Co., Ltd.                                             961,000   1,063,032
    Autobacs Seven Co., Ltd.                                     455,700   7,052,946
    Avex Group Holdings, Inc.                                    225,400   3,387,790
    Beenos, Inc.                                                   5,900      77,002
    Belluna Co., Ltd.                                            291,800   1,999,992
    Best Denki Co., Ltd.                                         351,100     447,844
    Bic Camera, Inc.                                             546,600   5,105,411
#   Bookoff Corp.                                                 59,400     428,995
#   BRONCO BILLY Co., Ltd.                                        62,800   1,543,716
#   Calsonic Kansei Corp.                                        241,000   3,831,316
    Can Do Co., Ltd.                                              65,500   1,067,182
    Central Automotive Products, Ltd.                              5,600      57,360
    Central Sports Co., Ltd.                                      33,800     885,293
    CHIMNEY Co., Ltd.                                             27,800     691,449
    Chiyoda Co., Ltd.                                            102,100   2,414,184
    Chofu Seisakusho Co., Ltd.                                   127,700   2,911,740
    Chori Co., Ltd.                                               71,800   1,245,873
    Chuo Spring Co., Ltd.                                        196,000     566,380
    Clarion Co., Ltd.                                            677,000   2,550,410
    Cleanup Corp.                                                129,700   1,028,822
    Coco's Japan Co., Ltd.                                         3,600      62,719
    Colowide Co., Ltd.                                           358,200   6,005,041
    Corona Corp.                                                  86,700     874,894
#   Create Restaurants Holdings, Inc.                            174,300   1,524,239
*   D.A. Consortium Holdings, Inc.                               118,700     891,182

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
Consumer Discretionary -- (Continued)
    Daido Metal Co., Ltd.                                        193,000 $1,797,394
#   Daidoh, Ltd.                                                 139,800    547,022
    Daiichikosho Co., Ltd.                                       101,900  4,049,159
    Daikoku Denki Co., Ltd.                                       51,800    782,634
    Daikyonishikawa Corp.                                        221,700  2,891,811
    Dainichi Co., Ltd.                                            49,300    317,045
    Daisyo Corp.                                                  47,200    656,818
#   DCM Holdings Co., Ltd.                                       530,600  4,761,280
    Descente, Ltd.                                               250,600  2,847,362
#*  DLE, Inc.                                                     49,600    312,914
    Doshisha Co., Ltd.                                           146,100  2,801,294
    Doutor Nichires Holdings Co., Ltd.                           195,386  3,724,551
    Dunlop Sports Co., Ltd.                                       76,600    703,878
    Dynic Corp.                                                  174,000    297,289
    Eagle Industry Co., Ltd.                                     147,200  1,975,766
#   EDION Corp.                                                  513,900  4,933,291
#   ES-Con Japan, Ltd.                                           209,400    711,801
    Exedy Corp.                                                  193,000  5,226,254
#   F-Tech, Inc.                                                  41,900    474,384
    FCC Co., Ltd.                                                231,400  4,191,844
    Fields Corp.                                                  75,900    832,577
    Fine Sinter Co., Ltd.                                          9,800    162,080
    First Juken Co., Ltd.                                         22,400    281,696
    FJ Next Co., Ltd.                                             44,200    291,030
    Foster Electric Co., Ltd.                                    140,200  2,194,262
    France Bed Holdings Co., Ltd.                                139,600  1,150,872
#   FTGroup Co., Ltd.                                             74,000    479,056
#   Fuji Co., Ltd.                                               110,400  2,297,362
    Fuji Corp.                                                     5,600    100,588
    Fuji Corp., Ltd.                                             149,600    997,321
    Fuji Kiko Co., Ltd.                                          137,400    556,660
#   Fuji Kyuko Co., Ltd.                                         250,000  2,369,466
    Fuji Oozx, Inc.                                                6,000     20,023
    Fujibo Holdings, Inc.                                         67,100  1,997,561
#   Fujikura Rubber, Ltd.                                         93,200    542,445
#   Fujio Food System Co., Ltd.                                    8,800    205,008
    Fujishoji Co., Ltd.                                           47,100    496,567
#   Fujita Kanko, Inc.                                           226,000    709,126
    FuKoKu Co., Ltd.                                              40,800    334,174
#   Funai Electric Co., Ltd.                                     121,700    976,811
#   Furukawa Battery Co., Ltd. (The)                              89,000    590,956
    Futaba Industrial Co., Ltd.                                  344,700  2,049,105
    G-7 Holdings, Inc.                                            32,000    579,943
    G-Tekt Corp.                                                 110,800  2,080,925
    Gakken Holdings Co., Ltd.                                    313,000    864,893
    Gakkyusha Co., Ltd.                                           14,600    194,999
#   Genki Sushi Co., Ltd.                                         13,700    264,678
#   Geo Holdings Corp.                                           223,300  2,579,648
    Gfoot Co., Ltd.                                               12,700     92,277
#   GLOBERIDE, Inc.                                               62,299  1,020,176
#   Gokurakuyu Holdings Co., Ltd.                                 21,200    162,177
    Goldwin, Inc.                                                  4,000    184,589
    Golf Digest Online, Inc.                                      49,500    402,537

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
Consumer Discretionary -- (Continued)
    Gourmet Kineya Co., Ltd.                                        85,000 $  761,143
    GSI Creos Corp.                                                306,000    365,781
    Gunze, Ltd.                                                  1,080,000  3,712,788
    H-One Co., Ltd.                                                 91,800    841,070
    H2O Retailing Corp.                                            326,600  5,405,338
    Hagihara Industries, Inc.                                       35,500    822,155
#   Hakuyosha Co., Ltd.                                              6,500    153,561
#   Handsman Co., Ltd.                                              22,800    365,746
#   Happinet Corp.                                                  93,800  1,068,473
    Hard Off Corp. Co., Ltd.                                        57,900    602,135
    Haruyama Holdings, Inc.                                         47,900    388,729
    Heiwa Corp.                                                    200,400  4,831,488
    HI-LEX Corp.                                                    63,100  1,653,281
    Hiday Hidaka Corp.                                              98,047  2,333,719
#   Himaraya Co., Ltd.                                              35,900    272,451
#   Hiramatsu, Inc.                                                174,500  1,013,463
#   HIS Co., Ltd.                                                  247,200  6,596,850
    Honeys Co., Ltd.                                               106,040  1,014,738
    Hoosiers Holdings                                              181,100    972,046
#   Hotland Co., Ltd.                                               32,300    307,422
    I K K, Inc.                                                     25,900    163,222
*   IBJ, Inc.                                                      103,500    537,694
#   Ichibanya Co., Ltd.                                             54,958  1,805,705
    Ichikoh Industries, Ltd.                                       286,000  1,079,383
#   IDOM, Inc.                                                     420,500  2,752,430
    IJT Technology Holdings Co., Ltd.                              124,680    561,362
    Imasen Electric Industrial                                      93,900    831,110
    Imperial Hotel, Ltd.                                            13,000    240,342
    Intage Holdings, Inc.                                           97,800  1,818,120
*   Izuhakone Railway Co., Ltd.                                        300         --
*   Izutsuya Co., Ltd.                                              61,699    217,000
#*  Janome Sewing Machine Co., Ltd.                                106,400    789,238
    Japan Wool Textile Co., Ltd. (The)                             343,000  2,685,890
#   Jin Co., Ltd.                                                   84,100  4,285,062
#   Joban Kosan Co., Ltd.                                           35,399    504,449
    Jolly--Pasta Co., Ltd.                                           2,000     24,955
    Joshin Denki Co., Ltd.                                         205,000  1,906,272
    Joyful Honda Co., Ltd.                                          29,300    810,336
#   JP-Holdings, Inc.                                              374,800    868,207
#   JVC Kenwood Corp.                                              885,430  2,395,204
#   K's Holdings Corp.                                              48,000    866,186
*   Kadokawa Dwango                                                328,233  5,072,523
#   Kappa Create Co., Ltd.                                         145,300  1,704,792
    Kasai Kogyo Co., Ltd.                                          143,900  1,661,738
    Kawai Musical Instruments Manufacturing Co., Ltd.               45,200    898,821
    Keihin Corp.                                                   267,500  4,733,953
#   Keiyo Co., Ltd.                                                179,800    914,275
#   KFC Holdings Japan, Ltd.                                        90,600  1,568,290
#*  Kintetsu Department Store Co., Ltd.                            218,000    686,910
    Kitamura Co., Ltd.                                               2,000     13,825
*   KNT-CT Holdings Co., Ltd.                                      697,000    900,363
#   Kohnan Shoji Co., Ltd.                                         188,500  3,515,139
#*  Kojima Co., Ltd.                                               176,000    425,559

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
Consumer Discretionary -- (Continued)
#   Komatsu Seiren Co., Ltd.                                       193,700 $1,239,198
#   Komehyo Co., Ltd.                                               19,700    220,468
    Komeri Co., Ltd.                                               202,200  4,761,244
#   Konaka Co., Ltd.                                               120,060    619,539
    Koshidaka Holdings Co., Ltd.                                    56,300  1,155,250
    Kourakuen Holdings Corp.                                        49,400    710,239
    KU Holdings Co., Ltd.                                          130,900    999,174
    Kura Corp.                                                      69,200  2,886,100
    Kurabo Industries, Ltd.                                      1,241,000  2,581,772
    KYB Corp.                                                    1,157,000  5,633,312
    Kyoritsu Maintenance Co., Ltd.                                  83,831  5,467,810
#*  Laox Co., Ltd.                                                 180,100  1,112,825
    LEC, Inc.                                                       41,600  1,355,716
    Look, Inc.                                                     228,000    361,735
#   Mamiya-Op Co., Ltd.                                             25,800    281,910
    Mars Engineering Corp.                                          50,500    968,744
#*  Maruzen CHI Holdings Co., Ltd.                                  41,700    131,070
#   Matsuya Co., Ltd.                                              188,500  1,628,159
#   Matsuya Foods Co., Ltd.                                         52,900  1,927,524
    Meiko Network Japan Co., Ltd.                                  146,800  1,626,962
    Meiwa Estate Co., Ltd.                                          65,400    425,404
    Mikuni Corp.                                                   121,200    422,955
#   Misawa Homes Co., Ltd.                                         164,000  1,550,981
    Mitsuba Corp.                                                  208,690  3,634,356
    Mitsui Home Co., Ltd.                                          165,000    814,732
    Mizuno Corp.                                                   594,000  3,071,010
#   Monogatari Corp. (The)                                          31,500  1,141,200
#   Morito Co., Ltd.                                                33,400    278,497
    Mr Max Corp.                                                   102,200    368,615
    Murakami Corp.                                                  13,500    294,556
    Musashi Seimitsu Industry Co., Ltd.                            145,900  4,016,247
#   Nafco Co., Ltd.                                                 35,800    575,876
    Nagawa Co., Ltd.                                                17,100    669,983
*   Naigai Co., Ltd.                                               544,000    298,304
#   Nakayamafuku Co., Ltd.                                          13,900    101,198
#   Next Co., Ltd.                                                 319,300  2,157,765
    NHK Spring Co., Ltd.                                           123,200  1,241,450
    Nice Holdings, Inc.                                            444,000    601,048
    Nichirin Co., Ltd.                                              17,900    269,523
    Nihon Eslead Corp.                                              36,000    447,672
    Nihon House Holdings Co., Ltd.                                 233,300  1,054,317
    Nihon Plast Co., Ltd.                                           46,100    416,257
    Nihon Tokushu Toryo Co., Ltd.                                   78,800  1,225,484
    Nippon Felt Co., Ltd.                                           58,200    262,919
    Nippon Piston Ring Co., Ltd.                                    48,600    907,157
    Nippon Seiki Co., Ltd.                                         244,400  5,264,736
    Nippon View Hotel Co., Ltd.                                      6,200     77,825
    Nishikawa Rubber Co., Ltd.                                      15,000    215,560
    Nishimatsuya Chain Co., Ltd.                                   172,700  2,159,422
    Nissan Shatai Co., Ltd.                                        255,200  2,417,918
    Nissan Tokyo Sales Holdings Co., Ltd.                          208,000    626,130
    Nissei Build Kogyo Co., Ltd.                                   388,000  1,970,476
    Nissin Kogyo Co., Ltd.                                         230,200  3,803,140

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
Consumer Discretionary -- (Continued)
    Nittan Valve Co., Ltd.                                          86,000 $  313,978
    Nojima Corp.                                                   129,700  1,427,747
    Ohashi Technica, Inc.                                           36,600    469,510
    Ohsho Food Service Corp.                                        66,700  2,588,917
    Onward Holdings Co., Ltd.                                      736,000  5,433,824
#   Ootoya Holdings Co., Ltd.                                       10,900    197,908
#*  OPT Holdings, Inc.                                              86,700    552,201
#   Otsuka Kagu, Ltd.                                               57,300    507,984
#   Pacific Industrial Co., Ltd.                                   248,400  3,070,953
#   PAL GROUP Holdings Co., Ltd.                                    75,500  1,922,303
    PALTAC Corp.                                                   214,634  5,548,546
    PanaHome Corp.                                                 507,200  4,299,563
    PAPYLESS Co., Ltd.                                               3,700    153,922
    Parco Co., Ltd.                                                123,400  1,202,502
    Paris Miki Holdings, Inc.                                      161,800    661,100
#   PC Depot Corp.                                                 234,241  1,298,684
    People Co., Ltd.                                                17,000    283,201
    PIA Corp.                                                       17,400    433,896
    Piolax, Inc.                                                    56,700  3,656,612
*   Pioneer Corp.                                                1,938,300  4,254,600
    Plenus Co., Ltd.                                               133,800  2,907,051
    Press Kogyo Co., Ltd.                                          595,000  2,700,742
    Pressance Corp.                                                214,000  2,580,185
    Proto Corp.                                                     64,100    792,842
#   Raccoon Co., Ltd.                                               30,400    134,210
    Renaissance, Inc.                                               60,600    815,263
#*  Renown, Inc.                                                   306,000    314,173
#   Resol Holdings Co., Ltd.                                       168,000    508,954
    Rhythm Watch Co., Ltd.                                         559,000    910,099
#   Riberesute Corp.                                                36,900    271,073
#   Ride On Express Co., Ltd.                                       18,700    141,066
#   Right On Co., Ltd.                                              87,425    755,915
    Riken Corp.                                                     54,100  2,054,278
    Ringer Hut Co., Ltd.                                           126,000  2,630,804
#   Riso Kyoiku Co., Ltd.                                          211,700  1,119,669
    Round One Corp.                                                456,600  3,285,058
    Royal Holdings Co., Ltd.                                       186,600  3,165,791
#   Sac's Bar Holdings, Inc.                                       103,450  1,124,071
    Saizeriya Co., Ltd.                                            194,300  4,493,921
#   Sakai Ovex Co., Ltd.                                            29,799    476,419
    San Holdings, Inc.                                              15,400    214,915
    Sanden Holdings Corp.                                          714,000  2,257,081
#   Sanei Architecture Planning Co., Ltd.                           50,300    702,082
    Sangetsu Corp.                                                 328,750  5,819,235
#   Sanko Marketing Foods Co., Ltd.                                 27,800    233,081
    Sankyo Seiko Co., Ltd.                                         183,400    678,779
    Sanoh Industrial Co., Ltd.                                     136,500    990,252
#   Sanrio Co., Ltd.                                               306,400  6,008,883
    Sanyo Electric Railway Co., Ltd.                               296,000  1,602,611
    Sanyo Housing Nagoya Co., Ltd.                                  46,100    409,630
#   Sanyo Shokai, Ltd.                                             694,000  1,032,823
    Sato Restaurant Systems Co., Ltd.                               26,300    195,023
#   Scroll Corp.                                                   166,300    507,532

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
Consumer Discretionary -- (Continued)
#   Seiko Holdings Corp.                                         979,407 $3,546,945
    Seiren Co., Ltd.                                             306,800  3,792,525
    Senshukai Co., Ltd.                                          213,600  1,393,105
#   Septeni Holdings Co., Ltd.                                   609,000  1,970,745
#   SFP Dining Co., Ltd.                                          50,600    668,952
#   Shidax Corp.                                                 108,100    433,648
    Shikibo, Ltd.                                                779,000  1,075,078
    Shimachu Co., Ltd.                                           297,200  7,270,283
    Shimojima Co., Ltd.                                           27,900    288,319
    Shobunsha Publications, Inc.                                 258,500  1,593,296
    Shochiku Co., Ltd.                                            54,000    643,282
    Shoei Co., Ltd.                                               46,700  1,068,483
    Showa Corp.                                                  317,500  2,184,784
    SKY Perfect JSAT Holdings, Inc.                              764,600  3,440,858
#   Snow Peak, Inc.                                               22,200    594,794
    SNT Corp.                                                     92,800    580,963
#   Soft99 Corp.                                                  68,600    512,676
#   Sotoh Co., Ltd.                                               41,400    426,798
    SPK Corp.                                                     19,800    437,095
    St Marc Holdings Co., Ltd.                                   101,400  3,055,278
    Starts Corp., Inc.                                           181,500  3,157,602
    Step Co., Ltd.                                                40,700    505,606
#   Studio Alice Co., Ltd.                                        57,700  1,103,877
    Suminoe Textile Co., Ltd.                                    323,000    782,704
    Sumitomo Riko Co., Ltd.                                      235,200  2,428,734
#   Sun Corp.                                                     58,100    394,340
    Suncall Corp.                                                 27,000    129,122
    T RAD Co., Ltd.                                              422,000  1,081,407
    T-Gaia Corp.                                                 155,100  2,538,357
    Tachi-S Co., Ltd.                                            166,140  2,739,566
#   Tachikawa Corp.                                               52,400    430,836
    Taiho Kogyo Co., Ltd.                                         98,200  1,430,941
#*  Takata Corp.                                                 168,000    792,570
    Take And Give Needs Co., Ltd.                                 54,070    356,767
    Takihyo Co., Ltd.                                             79,000    328,045
#   Tama Home Co., Ltd.                                           95,900    467,126
    Tamron Co., Ltd.                                             128,500  2,328,746
#   TASAKI & Co., Ltd.                                            88,900  1,215,494
    TBK Co., Ltd.                                                118,500    517,036
    Tear Corp.                                                     7,100     40,051
    Tenpos Busters Co., Ltd.                                       6,500    107,228
    Tigers Polymer Corp.                                          50,600    367,612
    Toa Corp.                                                    127,800  1,163,911
#   Toabo Corp.                                                   54,799    267,241
    Toei Animation Co., Ltd.                                      26,100  1,333,463
    Toei Co., Ltd.                                               449,000  3,993,740
    Tohokushinsha Film Corp.                                      22,500    152,125
    Tokai Rika Co., Ltd.                                         318,800  6,344,881
    Token Corp.                                                   47,550  3,359,903
#   Tokyo Dome Corp.                                             567,100  5,379,435
#   Tokyo Individualized Educational Institute, Inc.             112,900    922,865
    Tokyo Radiator Manufacturing Co., Ltd.                         3,400     28,120
    Tokyotokeiba Co., Ltd.                                       822,000  1,909,412

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
Consumer Discretionary -- (Continued)
#   Tokyu Recreation Co., Ltd.                                      83,000 $    582,432
    Tomy Co., Ltd.                                                 440,593    4,685,774
    Topre Corp.                                                    264,300    6,733,171
    Toridoll Holdings Corp.                                        146,300    3,198,534
#   Torikizoku Co., Ltd.                                            43,700      900,578
    Tosho Co., Ltd.                                                 51,200    2,382,383
    Tow Co., Ltd.                                                   69,300      396,129
    Toyo Tire & Rubber Co., Ltd.                                   623,700    7,566,114
    TPR Co., Ltd.                                                  131,000    3,734,487
    TS Tech Co., Ltd.                                              291,000    7,426,706
    TSI Holdings Co., Ltd.                                         439,895    3,146,248
#   Tsukada Global Holdings, Inc.                                  109,400      630,822
    Tsukamoto Corp. Co., Ltd.                                      190,000      216,918
    Tsutsumi Jewelry Co., Ltd.                                      50,900      877,479
    TV Asahi Holdings Corp.                                         63,100    1,263,297
    Tv Tokyo Holdings Corp.                                         86,300    1,767,968
#*  U-Shin, Ltd.                                                   114,300      888,545
    Umenohana Co., Ltd.                                              1,000       23,735
    Unipres Corp.                                                  230,700    4,867,265
#   United Arrows, Ltd.                                            157,600    4,451,793
#*  Unitika, Ltd.                                                3,992,000    2,857,909
#*  Universal Entertainment Corp.                                  116,400    4,230,851
    Usen Corp.                                                     685,080    2,299,178
    ValueCommerce Co., Ltd.                                         57,700      180,434
    Vector, Inc.                                                   166,500    1,751,037
#   VIA Holdings, Inc.                                              41,700      409,937
#   Village Vanguard Co., Ltd.                                      32,100      323,366
#   VT Holdings Co., Ltd.                                          508,400    2,472,181
    Wacoal Holdings Corp.                                          676,000    8,192,069
#   WATAMI Co., Ltd.                                               141,100    1,377,550
    Watts Co., Ltd.                                                  4,500       45,126
    Workman Co., Ltd.                                                2,200       65,817
    Wowow, Inc.                                                     49,200    1,558,690
    Xebio Holdings Co., Ltd.                                       162,900    2,433,919
    Yachiyo Industry Co., Ltd.                                      24,000      226,202
    Yamato International, Inc.                                      13,900       50,329
    Yellow Hat, Ltd.                                                92,700    2,123,151
    Yomiuri Land Co., Ltd.                                         243,000    1,002,826
    Yondoshi Holdings, Inc.                                         21,320      469,124
    Yorozu Corp.                                                   112,500    1,563,372
    Yoshinoya Holdings Co., Ltd.                                    54,500      785,243
#   Yume No Machi Souzou Iinkai Co., Ltd.                           15,600      458,868
    Yutaka Giken Co., Ltd.                                           3,100       64,268
    Zenrin Co., Ltd.                                               161,500    3,135,414
#   Zojirushi Corp.                                                232,300    3,034,868
                                                                           ------------
Total Consumer Discretionary                                                600,957,873
                                                                           ------------
Consumer Staples -- (7.4%)
    Aeon Hokkaido Corp.                                            273,900    1,488,994
    Ain Holdings, Inc.                                             124,600    9,133,632
    Albis Co., Ltd.                                                 11,800      334,327
    Arcs Co., Ltd.                                                 232,800    5,245,278
    Ariake Japan Co., Ltd.                                         117,000    6,201,909

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THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
Consumer Staples -- (Continued)
    Artnature, Inc.                                              113,600 $  759,538
    Axial Retailing, Inc.                                         89,300  3,509,554
    Belc Co., Ltd.                                                59,400  2,188,937
    Bourbon Corp.                                                  9,300    231,465
    C'BON COSMETICS Co., Ltd.                                      3,000     65,938
    Cawachi, Ltd.                                                 91,800  2,362,154
    Chubu Shiryo Co., Ltd.                                       119,300  1,106,380
#   Chuo Gyorui Co., Ltd.                                         93,000    229,667
#   Ci:z Holdings Co., Ltd.                                      157,300  4,542,065
    Coca-Cola East Japan Co., Ltd.                               108,400  2,360,645
    Cocokara fine, Inc.                                          109,660  4,558,556
    Cota Co., Ltd.                                                 7,600     91,079
    Create SD Holdings Co., Ltd.                                 164,400  3,626,189
#   Daikokutenbussan Co., Ltd.                                    38,300  1,779,476
    DyDo Group Holdings, Inc.                                     47,100  2,485,770
#   Earth Chemical Co., Ltd.                                      26,300  1,125,547
    Eco's Co., Ltd.                                               24,700    273,742
    Fancl Corp.                                                   95,300  1,315,766
    Feed One Co., Ltd.                                           812,440  1,251,774
*   First Baking Co., Ltd.                                       183,000    208,851
    Fuji Oil Holdings, Inc.                                      362,600  7,258,143
    Fujicco Co., Ltd.                                             90,400  2,005,114
#   Genky Stores, Inc.                                            24,200  1,324,320
#   HABA Laboratories, Inc.                                        4,200    153,369
    Hagoromo Foods Corp.                                          39,000    451,156
    Halows Co., Ltd.                                              21,300    435,248
*   Hayashikane Sangyo Co., Ltd.                                  24,200    184,550
    Heiwado Co., Ltd.                                            182,000  4,194,009
    Hokkaido Coca-Cola Bottling Co., Ltd.                         87,000    499,010
    Hokuto Corp.                                                 154,600  2,797,434
#   House Foods Group, Inc.                                       99,700  2,139,451
    Ichimasa Kamaboko Co., Ltd.                                    3,300     33,189
#   Inageya Co., Ltd.                                            177,800  2,414,231
    Itochu-Shokuhin Co., Ltd.                                     27,200  1,045,050
    Iwatsuka Confectionery Co., Ltd.                               2,200     86,428
    J-Oil Mills, Inc.                                             57,100  1,979,237
    Kadoya Sesame Mills, Inc.                                        700     29,164
#   Kakiyasu Honten Co., Ltd.                                     29,800    521,624
    Kameda Seika Co., Ltd.                                        72,000  3,380,328
    Kaneko Seeds Co., Ltd.                                        29,600    388,164
    Kato Sangyo Co., Ltd.                                        121,100  2,908,653
    Kenko Mayonnaise Co., Ltd.                                    60,800  1,621,737
#   Key Coffee, Inc.                                             109,700  2,053,835
    Kirindo Holdings Co., Ltd.                                    29,300    221,649
#   Kobe Bussan Co., Ltd.                                         78,000  2,522,891
    Kotobuki Spirits Co., Ltd.                                   107,100  2,592,987
    Kusuri no Aoki Holdings Co., Ltd.                             92,700  3,961,363
#   Kyokuyo Co., Ltd.                                             59,299  1,429,555
    Life Corp.                                                   165,100  4,773,988
    Mandom Corp.                                                 104,400  4,927,735
    Marudai Food Co., Ltd.                                       605,000  2,626,947
    Maruha Nichiro Corp.                                         244,307  6,757,316

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
Consumer Staples -- (Continued)
#   Maxvalu Nishinihon Co., Ltd.                                     6,500 $   97,594
#   Maxvalu Tokai Co., Ltd.                                         49,300    852,919
    Medical System Network Co., Ltd.                               143,300    526,708
    Megmilk Snow Brand Co., Ltd.                                    88,700  2,328,074
    Meito Sangyo Co., Ltd.                                          52,200    646,148
    Milbon Co., Ltd.                                                67,676  2,960,558
    Ministop Co., Ltd.                                              92,800  1,666,797
    Mitsubishi Shokuhin Co., Ltd.                                   81,100  2,417,884
    Mitsui Sugar Co., Ltd.                                         112,770  2,508,047
    Miyoshi Oil & Fat Co., Ltd.                                    379,000    476,493
    Morinaga & Co., Ltd.                                            40,300  1,743,814
    Morinaga Milk Industry Co., Ltd.                             1,164,000  8,030,185
#   Morozoff, Ltd.                                                 189,000    846,936
    Nagatanien Holdings Co., Ltd.                                  138,000  1,739,656
    Nakamuraya Co., Ltd.                                            18,400    820,055
    Natori Co., Ltd.                                                41,600    666,320
    Nichimo Co., Ltd.                                              170,000    265,005
    Nihon Chouzai Co., Ltd.                                         29,060  1,098,084
    Niitaka Co., Ltd.                                                2,060     26,379
    Nippon Beet Sugar Manufacturing Co., Ltd.                       66,100  1,346,009
    Nippon Flour Mills Co., Ltd.                                   361,000  5,116,044
    Nippon Suisan Kaisha, Ltd.                                   1,570,900  7,734,656
    Nisshin Oillio Group, Ltd. (The)                               808,000  3,816,993
    Nissin Sugar Co., Ltd.                                          64,400    961,618
    Nitto Fuji Flour Milling Co., Ltd.                               6,400    230,613
    Noevir Holdings Co., Ltd.                                       61,300  2,140,001
    Oenon Holdings, Inc.                                           307,000    741,778
#   OIE Sangyo Co., Ltd.                                            20,900    209,464
    Okuwa Co., Ltd.                                                162,000  1,652,279
    Olympic Group Corp.                                             63,100    346,531
#   OUG Holdings, Inc.                                              34,000     78,011
    Prima Meat Packers, Ltd.                                       956,000  3,734,554
    Qol Co., Ltd.                                                   91,800  1,194,380
    Retail Partners Co., Ltd.                                        1,100     11,863
    Riken Vitamin Co., Ltd.                                         74,100  2,921,554
    Rock Field Co., Ltd.                                           132,000  1,907,509
    Rokko Butter Co., Ltd.                                          71,900  1,538,404
#   S Foods, Inc.                                                   78,162  2,121,158
    S&B Foods, Inc.                                                    499     23,370
    Sagami Rubber Industries Co., Ltd.                               6,000     57,542
    Sakata Seed Corp.                                              142,600  4,089,942
    San-A Co., Ltd.                                                101,200  4,693,128
    Sapporo Holdings, Ltd.                                         200,000  5,201,699
    Shoei Foods Corp.                                               75,600  1,459,836
    Showa Sangyo Co., Ltd.                                         609,000  3,226,199
    Sogo Medical Co., Ltd.                                          55,800  2,043,766
    ST Corp.                                                        81,200  1,272,548
#   Starzen Co., Ltd.                                               55,800  2,351,665
    Takara Holdings, Inc.                                          980,300  9,368,016
    Tobu Store Co., Ltd.                                            19,000    485,353
    Toho Co., Ltd.                                                  44,100    973,779
    Tohto Suisan Co., Ltd.                                          17,299    295,809
#   Torigoe Co., Ltd. (The)                                         82,000    570,246

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CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
Consumer Staples -- (Continued)
    Toyo Sugar Refining Co., Ltd.                                  157,000 $    161,183
    Transaction Co., Ltd.                                            9,500      176,740
    United Super Markets Holdings, Inc.                            300,300    2,625,128
    Valor Holdings Co., Ltd.                                       220,500    5,729,500
    Warabeya Nichiyo Holdings Co., Ltd.                             87,360    1,901,391
    Watahan & Co., Ltd.                                             28,300      406,974
    YA-MAN, Ltd.                                                     6,800      389,450
#   Yaizu Suisankagaku Industry Co., Ltd.                           47,300      507,780
    Yakuodo Co., Ltd.                                               55,600      999,435
    Yamatane Corp.                                                  53,500      770,751
#   Yamaya Corp.                                                    25,600      389,070
    Yamazawa Co., Ltd.                                                 700       11,405
    Yaoko Co., Ltd.                                                111,400    4,526,252
#   Yokohama Reito Co., Ltd.                                       291,700    2,664,038
    Yomeishu Seizo Co., Ltd.                                        49,800      833,448
    Yuasa Funashoku Co., Ltd.                                      125,000      336,659
    Yutaka Foods Corp.                                               6,000       99,648
                                                                           ------------
Total Consumer Staples                                                      250,357,933
                                                                           ------------
Energy -- (1.0%)
#   BP Castrol K.K.                                                 57,400      834,586
    Cosmo Energy Holdings Co., Ltd.                                363,000    6,281,940
    Fuji Kosan Co., Ltd.                                            33,100      134,230
*   Fuji Oil Co., Ltd.                                             284,800    1,019,535
    Itochu Enex Co., Ltd.                                          302,200    2,449,625
#   Japan Drilling Co., Ltd.                                        41,100      870,084
    Japan Oil Transportation Co., Ltd.                               8,400      183,132
    Japan Petroleum Exploration Co., Ltd.                          190,600    4,281,507
    Mitsuuroko Group Holdings Co., Ltd.                            181,700    1,144,535
#   Modec, Inc.                                                    114,600    1,915,037
    Nippon Coke & Engineering Co., Ltd.                          1,272,800    1,229,639
    Nippon Gas Co., Ltd.                                           206,100    5,916,821
    Sala Corp.                                                     208,100    1,136,765
    San-Ai Oil Co., Ltd.                                           310,000    2,380,599
    Shinko Plantech Co., Ltd.                                      237,200    1,698,419
    Sinanen Holdings Co., Ltd.                                      52,000    1,013,748
    Toa Oil Co., Ltd.                                              415,000      555,049
    Toyo Kanetsu K.K.                                              568,000    1,684,874
                                                                           ------------
Total Energy                                                                 34,730,125
                                                                           ------------
Financials -- (8.8%)
    77 Bank, Ltd. (The)                                          1,749,760    8,117,696
    Accretive Co., Ltd.                                             57,800      220,043
    Advance Create Co., Ltd.                                         3,900       69,366
    Aichi Bank, Ltd. (The)                                          51,700    2,989,576
    Aizawa Securities Co., Ltd.                                    162,800      935,446
    Akita Bank, Ltd. (The)                                       1,079,400    3,396,968
#   Anicom Holdings, Inc.                                           88,500    1,804,807
    Aomori Bank, Ltd. (The)                                      1,186,000    3,908,007
    Asax Co., Ltd.                                                   1,700       24,259
    Awa Bank, Ltd. (The)                                         1,178,000    7,344,081
#   Bank of Iwate, Ltd. (The)                                       99,400    3,977,353

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
                                                                  SHARES    VALUE++
                                                                 --------- ----------
Financials -- (Continued)
    Bank of Kochi, Ltd. (The)                                      301,000 $  358,930
#   Bank of Nagoya, Ltd. (The)                                     102,430  3,698,815
    Bank of Okinawa, Ltd. (The)                                    132,960  4,779,509
    Bank of Saga, Ltd. (The)                                       808,000  2,067,331
    Bank of the Ryukyus, Ltd.                                      227,380  3,039,988
    Bank of Toyama, Ltd. (The)                                         300     10,929
    Chiba Kogyo Bank, Ltd. (The)                                   259,600  1,340,739
#   Chukyo Bank, Ltd. (The)                                         70,000  1,429,091
#   Daisan Bank, Ltd. (The)                                         85,500  1,317,524
    Daishi Bank, Ltd. (The)                                      2,071,000  9,141,971
    Daito Bank, Ltd. (The)                                         873,000  1,289,525
    Dream Incubator, Inc.                                           10,600    185,897
#   DSB Co., Ltd.                                                   55,800    309,458
#   eGuarantee, Inc.                                                39,200    947,471
#   Ehime Bank, Ltd. (The)                                         190,600  2,294,625
    Eighteenth Bank, Ltd. (The)                                  1,048,000  3,239,204
    FIDEA Holdings Co., Ltd.                                       874,800  1,600,823
    Financial Products Group Co., Ltd.                             409,700  3,666,897
    Fukui Bank, Ltd. (The)                                       1,317,000  3,412,308
    Fukushima Bank, Ltd. (The)                                   1,421,000  1,193,962
    Fuyo General Lease Co., Ltd.                                    92,800  4,615,564
    GCA Corp.                                                      119,400    871,394
    GMO Click Holdings, Inc.                                        19,500    140,210
    Gunma Bank, Ltd. (The)                                          83,100    453,293
    Hokkoku Bank, Ltd. (The)                                     1,742,000  6,641,728
    Hokuetsu Bank, Ltd. (The)                                      130,000  3,072,938
    Hokuhoku Financial Group, Inc.                                 364,900  6,251,441
    Hyakugo Bank, Ltd. (The)                                     1,614,609  6,631,902
    Hyakujushi Bank, Ltd. (The)                                  1,584,000  5,265,477
    IBJ Leasing Co., Ltd.                                          116,300  2,546,536
    Ichiyoshi Securities Co., Ltd.                                 229,400  1,781,088
    IwaiCosmo Holdings, Inc.                                       106,900  1,016,372
    Iyo Bank, Ltd. (The)                                           419,200  2,812,903
    J Trust Co., Ltd.                                              214,200  2,310,064
    Jaccs Co., Ltd.                                                449,000  2,033,062
    Jafco Co., Ltd.                                                218,500  7,369,979
    Japan Securities Finance Co., Ltd.                             371,100  1,990,681
    Jimoto Holdings, Inc.                                          544,200    920,118
    Juroku Bank, Ltd. (The)                                      2,085,000  7,227,893
    kabu.com Securities Co., Ltd.                                1,026,600  3,502,141
    Kansai Urban Banking Corp.                                     149,200  1,954,637
    Keiyo Bank, Ltd. (The)                                       1,576,000  7,252,850
    Kita-Nippon Bank, Ltd. (The)                                    49,506  1,358,214
    Kiyo Bank, Ltd. (The)                                          396,690  6,318,450
    Kosei Securities Co., Ltd. (The)                                85,000    145,428
    Kyokuto Securities Co., Ltd.                                   128,800  1,864,607
    Kyushu Financial Group, Inc.                                   410,520  2,828,552
*   M&A Capital Partners Co., Ltd.                                  30,400  1,110,293
#   Marusan Securities Co., Ltd.                                   119,100  1,005,631
    Matsui Securities Co., Ltd.                                     77,900    667,070
#   Michinoku Bank, Ltd. (The)                                     846,000  1,428,494
    Mie Bank, Ltd. (The)                                            52,300  1,080,911
#   Minato Bank, Ltd. (The)                                        108,400  2,023,418

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
Financials -- (Continued)
    Mito Securities Co., Ltd.                                      338,500 $    923,327
    Miyazaki Bank, Ltd. (The)                                      931,000    3,088,094
    Monex Group, Inc.                                            1,215,700    3,209,548
#   Money Partners Group Co., Ltd.                                  96,900      458,408
    Musashino Bank, Ltd. (The)                                     206,000    6,089,162
#   Nagano Bank, Ltd. (The)                                         51,799      919,648
    Nanto Bank, Ltd. (The)                                         121,600    4,896,717
*   New Real Property K.K.                                          43,900           --
*   Nishi-Nippon Financial Holdings, Inc.                          499,600    5,239,053
    North Pacific Bank, Ltd.                                     2,303,600    9,252,568
    OAK Capital Corp.                                              265,200      420,388
    Ogaki Kyoritsu Bank, Ltd. (The)                              1,857,000    7,166,966
#   Oita Bank, Ltd. (The)                                        1,014,900    3,802,848
    Okasan Securities Group, Inc.                                  779,000    5,086,750
    Pocket Card Co., Ltd.                                           35,600      188,826
    Ricoh Leasing Co., Ltd.                                         96,900    2,942,335
    San-In Godo Bank, Ltd. (The)                                   957,000    7,989,001
#   Sawada Holdings Co., Ltd.                                      142,000    1,159,347
    Senshu Ikeda Holdings, Inc.                                  1,424,200    6,543,080
#   Shiga Bank, Ltd. (The)                                       1,365,000    7,659,686
    Shikoku Bank, Ltd. (The)                                     1,210,000    3,026,486
    Shimane Bank, Ltd. (The)                                        16,600      204,275
    Shimizu Bank, Ltd. (The)                                        48,000    1,524,010
#*  Showa Holdings Co., Ltd.                                        10,600       25,071
#   Sparx Group Co., Ltd.                                          584,100    1,165,655
    Taiko Bank, Ltd. (The)                                         219,000      490,158
#   Takagi Securities Co., Ltd.                                    224,000      422,123
    Tochigi Bank, Ltd. (The)                                       705,000    3,583,769
    Toho Bank, Ltd. (The)                                        1,323,200    4,971,649
    Tohoku Bank, Ltd. (The)                                        588,000      810,930
    Tokai Tokyo Financial Holdings, Inc.                         1,190,900    6,613,756
    Tokyo TY Financial Group, Inc.                                 155,338    5,403,309
    Tomato Bank, Ltd.                                               48,400      675,373
    TOMONY Holdings, Inc.                                          913,950    4,863,885
    Tottori Bank, Ltd. (The)                                        35,300      593,862
    Towa Bank, Ltd. (The)                                        2,066,000    2,098,502
    Toyo Securities Co., Ltd.                                      419,000      988,073
    Tsukuba Bank, Ltd.                                             495,100    1,501,095
#   Yamagata Bank, Ltd. (The)                                      854,500    3,656,306
    Yamanashi Chuo Bank, Ltd. (The)                                976,000    4,589,692
                                                                           ------------
Total Financials                                                            298,849,669
                                                                           ------------
Health Care -- (4.0%)
    As One Corp.                                                    86,768    3,990,056
#   ASKA Pharmaceutical Co., Ltd.                                  131,300    1,972,295
    Biofermin Pharmaceutical Co., Ltd.                              13,900      351,600
    BML, Inc.                                                      136,600    3,296,658
#   CMIC Holdings Co., Ltd.                                         72,200      955,778
    Create Medic Co., Ltd.                                          28,000      238,609
#   Daiken Medical Co., Ltd.                                       101,500      722,880
    Daito Pharmaceutical Co., Ltd.                                  69,580    1,388,156
    Dvx, Inc.                                                       10,800      122,551
    Eiken Chemical Co., Ltd.                                       100,900    2,605,620

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
Health Care -- (Continued)
    EPS Holdings, Inc.                                           198,600 $ 2,516,717
    FALCO HOLDINGS Co., Ltd.                                      45,700     607,155
#   FINDEX, Inc.                                                  98,600     807,944
    Fuji Pharma Co., Ltd.                                         47,000   1,149,548
    Fukuda Denshi Co., Ltd.                                        2,400     136,768
    Fuso Pharmaceutical Industries, Ltd.                          41,500   1,041,639
    Hogy Medical Co., Ltd.                                        71,300   4,353,335
    Iwaki & Co., Ltd.                                            154,000     403,799
    Japan Lifeline Co., Ltd.                                      99,400   1,867,333
    Japan Medical Dynamic Marketing, Inc.                        108,100     855,412
    Jeol, Ltd.                                                   512,000   2,569,159
    JMS Co., Ltd.                                                162,000     472,381
    Kawasumi Laboratories, Inc.                                   69,100     409,752
    Kissei Pharmaceutical Co., Ltd.                              163,700   4,015,973
    KYORIN Holdings, Inc.                                        276,100   6,057,512
#   Linical Co., Ltd.                                             80,000     920,344
    Mani, Inc.                                                   134,700   3,252,533
    Menicon Co., Ltd.                                             47,900   1,426,278
    Mochida Pharmaceutical Co., Ltd.                              78,399   5,631,741
#   N Field Co., Ltd.                                             67,900     876,332
    Nagaileben Co., Ltd.                                          51,200   1,159,420
    Nakanishi, Inc.                                              117,700   4,552,866
    ND Software Co., Ltd.                                          5,200      50,971
#   Nichi-iko Pharmaceutical Co., Ltd.                           264,250   3,857,999
#   NichiiGakkan Co., Ltd.                                       244,000   1,761,682
    Nikkiso Co., Ltd.                                            391,100   3,634,589
    Nippon Chemiphar Co., Ltd.                                    17,100     851,833
    Nipro Corp.                                                  767,500   8,603,970
    Nissui Pharmaceutical Co., Ltd.                               70,900     819,970
    Paramount Bed Holdings Co., Ltd.                             114,200   4,596,204
    Rion Co., Ltd.                                                45,300     639,663
#   Rohto Pharmaceutical Co., Ltd.                               546,700   9,506,050
    Seed Co., Ltd.                                                13,800     215,307
*   Shin Nippon Biomedical Laboratories, Ltd.                     22,500     112,395
    Ship Healthcare Holdings, Inc.                               279,700   7,439,132
    Shofu, Inc.                                                   36,800     442,079
    Software Service, Inc.                                        18,000     840,207
    Taiko Pharmaceutical Co., Ltd.                                51,400     829,493
    Techno Medica Co., Ltd.                                       26,400     484,771
#   Toho Holdings Co., Ltd.                                      321,000   6,925,405
    Tokai Corp.                                                   60,100   2,112,319
    Torii Pharmaceutical Co., Ltd.                                81,400   1,806,078
#   Towa Pharmaceutical Co., Ltd.                                 59,100   2,309,524
    Tsukui Corp.                                                 339,000   2,293,661
    Tsumura & Co.                                                359,800  10,484,670
    Uchiyama Holdings Co., Ltd.                                   24,200      94,239
#   Vital KSK Holdings, Inc.                                     212,300   1,893,358
#   Wakamoto Pharmaceutical Co., Ltd.                            107,000     235,668
    WIN-Partners Co., Ltd.                                        42,800     368,876

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
Health Care -- (Continued)
    ZERIA Pharmaceutical Co., Ltd.                                 128,099 $  2,020,647
                                                                           ------------
Total Health Care                                                           135,958,904
                                                                           ------------
Industrials -- (26.9%)
#   A&A Material Corp.                                             127,000      148,415
    Abist Co., Ltd.                                                  7,800      272,066
    Advan Co., Ltd.                                                167,700    1,632,724
    Advanex, Inc.                                                   22,099      378,295
    Aeon Delight Co., Ltd.                                         111,400    3,200,166
    Aica Kogyo Co., Ltd.                                           314,300    8,197,485
    Aichi Corp.                                                    202,700    1,529,790
    Aida Engineering, Ltd.                                         344,200    3,389,920
    AIT Corp.                                                       27,300      263,755
    Ajis Co., Ltd.                                                  11,000      535,424
#   Alinco, Inc.                                                    71,600      667,036
    Alps Logistics Co., Ltd.                                        98,600      623,754
    Altech Corp.                                                    44,750    1,031,481
    Anest Iwata Corp.                                              187,100    1,823,180
#*  Arrk Corp.                                                     422,400      449,223
    Asahi Diamond Industrial Co., Ltd.                             328,200    2,456,692
    Asahi Kogyosha Co., Ltd.                                        25,000      654,684
    Asanuma Corp.                                                  383,000    1,202,500
    Asunaro Aoki Construction Co., Ltd.                            142,800      991,892
    Bando Chemical Industries, Ltd.                                231,000    2,066,815
    Benefit One, Inc.                                               96,900    2,464,177
    Bunka Shutter Co., Ltd.                                        346,100    2,792,980
    Canare Electric Co., Ltd.                                        4,200       84,369
    Career Design Center Co., Ltd.                                  28,800      335,659
    Central Glass Co., Ltd.                                      1,214,000    5,817,183
    Central Security Patrols Co., Ltd.                              48,200      837,012
    Chilled & Frozen Logistics Holdings Co., Ltd.                   22,000      255,389
#   Chiyoda Corp.                                                  993,000    6,683,687
    Chiyoda Integre Co., Ltd.                                       74,300    1,595,994
    Chudenko Corp.                                                 157,900    3,355,771
    Chugai Ro Co., Ltd.                                            373,000      732,818
    Chuo Warehouse Co., Ltd.                                           900        8,527
    CKD Corp.                                                      341,900    4,567,140
    Comany, Inc.                                                     3,100       46,314
    Cosel Co., Ltd.                                                120,800    1,411,616
    Creek & River Co., Ltd.                                         32,100      293,017
    CTI Engineering Co., Ltd.                                       72,300      672,049
    CTS Co., Ltd.                                                    1,900       22,389
    Dai-Dan Co., Ltd.                                              162,000    1,374,867
    Daido Kogyo Co., Ltd.                                          206,000      466,669
    Daifuku Co., Ltd.                                               53,600    1,184,910
    Daihatsu Diesel Manufacturing Co., Ltd.                         86,000      516,147
    Daihen Corp.                                                   641,000    4,117,445
    Daiho Corp.                                                    521,000    2,407,036
    Daiichi Jitsugyo Co., Ltd.                                     260,000    1,566,145
#*  Daikokuya Holdings Co., Ltd.                                   389,900      282,951
    Daiseki Co., Ltd.                                              216,263    4,320,496
#   Daiseki Eco. Solution Co., Ltd.                                 23,300      330,006
#   Daisue Construction Co., Ltd.                                   41,100      359,418

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THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
Industrials -- (Continued)
    Daiwa Industries, Ltd.                                         173,000 $ 1,500,159
#*  Danto Holdings Corp.                                           165,000     276,577
    Denyo Co., Ltd.                                                 87,500   1,276,796
#   DMG Mori Co., Ltd.                                             434,800   5,941,493
    DMW Corp.                                                        4,800      80,755
    Duskin Co., Ltd.                                               224,100   4,888,772
    Ebara Jitsugyo Co., Ltd.                                        39,300     470,794
#   EF-ON, Inc.                                                     52,200     460,099
    Eidai Co., Ltd.                                                127,000     578,033
    en-japan, Inc.                                                 137,400   2,482,026
    Endo Lighting Corp.                                             60,200     480,088
#*  Enshu, Ltd.                                                    197,000     176,268
*   Escrow Agent Japan Co., Ltd.                                     8,500     130,868
    F&M Co., Ltd.                                                    9,400      74,905
#   Freund Corp.                                                    42,100     557,160
    Fudo Tetra Corp.                                             1,050,500   1,926,878
    Fuji Machine Manufacturing Co., Ltd.                           119,900   1,506,588
    Fujikura, Ltd.                                               1,935,000  12,252,235
    Fujisash Co., Ltd.                                             505,600     452,090
#   Fujitec Co., Ltd.                                              436,800   5,133,435
    Fukuda Corp.                                                   395,000   3,875,867
    Fukushima Industries Corp.                                      86,000   2,723,063
#   Fukuyama Transporting Co., Ltd.                                774,400   4,266,344
    FULLCAST Holdings Co., Ltd.                                    121,700   1,016,220
    Funai Soken Holdings, Inc.                                     160,860   2,493,959
    Furukawa Co., Ltd.                                           1,800,000   3,516,230
    Furukawa Electric Co., Ltd.                                    462,800  15,702,970
    Furusato Industries, Ltd.                                       52,900     785,350
#   Futaba Corp.                                                   211,300   3,689,475
    Gecoss Corp.                                                   104,400     988,727
    Giken, Ltd.                                                     18,300     335,734
    Glory, Ltd.                                                    268,900   8,400,961
    GS Yuasa Corp.                                               2,130,000   8,818,710
#   Hamakyorex Co., Ltd.                                            93,600   1,795,917
#   Haneda Zenith Holdings Co., Ltd.                               148,800     390,798
    Hanwa Co., Ltd.                                              1,221,000   8,327,988
    Hazama Ando Corp.                                            1,082,400   7,552,856
#   Helios Techno Holdings Co., Ltd.                                14,200      72,876
    Hibiya Engineering, Ltd.                                       118,200   1,778,654
    Hirakawa Hewtech Corp.                                          28,300     323,936
    Hirano Tecseed Co., Ltd.                                        13,900     183,317
#   Hirata Corp.                                                    30,600   2,090,501
    Hisaka Works, Ltd.                                             110,800     920,664
#   Hitachi Koki Co., Ltd.                                         311,600   2,392,878
    Hitachi Transport System, Ltd.                                 278,000   5,673,729
    Hitachi Zosen Corp.                                            991,379   5,208,094
    Hito Communications, Inc.                                       36,700     524,324
    Hokuetsu Industries Co., Ltd.                                  107,600     818,423
#   Hokuriku Electrical Construction Co., Ltd.                      24,400     191,195
    Hosokawa Micron Corp.                                          204,000   1,430,137
#   Howa Machinery, Ltd.                                            72,100     467,920
#   Ichiken Co., Ltd.                                              143,000     586,328
    Ichinen Holdings Co., Ltd.                                     115,500   1,133,385

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THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
Industrials -- (Continued)
    Idec Corp.                                                     161,700 $1,659,950
    Iino Kaiun Kaisha, Ltd.                                        541,400  2,210,989
    Inaba Denki Sangyo Co., Ltd.                                   138,700  4,917,601
    Inaba Seisakusho Co., Ltd.                                      49,700    576,493
    Inabata & Co., Ltd.                                            296,300  3,380,907
    Interworks, Inc.                                                 6,800     74,529
    Inui Global Logistics Co., Ltd.                                 71,880    611,863
#   Iseki & Co., Ltd.                                            1,110,000  2,200,718
#   Ishii Iron Works Co., Ltd.                                      11,000    175,772
    Itoki Corp.                                                    215,800  1,388,275
    Iwasaki Electric Co., Ltd.                                     372,000    629,763
    Iwatani Corp.                                                1,087,000  6,055,895
    JAC Recruitment Co., Ltd.                                       93,100  1,126,264
#   Jalux, Inc.                                                     39,500    722,715
#   Jamco Corp.                                                     68,400  1,525,787
    Japan Foundation Engineering Co., Ltd.                         147,400    451,587
    Japan Pulp & Paper Co., Ltd.                                   529,000  1,717,690
    Japan Steel Works, Ltd. (The)                                  398,400  7,480,651
    Japan Transcity Corp.                                          242,000    925,261
    JK Holdings Co., Ltd.                                           89,940    474,670
    Juki Corp.                                                     185,800  1,999,040
    Kamei Corp.                                                    148,700  1,687,314
    Kanaden Corp.                                                  110,600  1,001,489
#   Kanagawa Chuo Kotsu Co., Ltd.                                  192,000  1,237,577
    Kanamoto Co., Ltd.                                             171,600  4,465,501
    Kandenko Co., Ltd.                                             626,000  5,815,808
    Kanematsu Corp.                                              2,438,625  4,295,289
    Katakura Industries Co., Ltd.                                  137,300  1,605,627
    Kato Works Co., Ltd.                                            61,800  1,649,594
    KAWADA TECHNOLOGIES, Inc.                                       53,700  3,854,604
    Kawasaki Kinkai Kisen Kaisha, Ltd.                              96,000    253,881
#   Kawasaki Kisen Kaisha, Ltd.                                  3,035,000  7,379,790
    Keihin Co., Ltd.                                               249,000    337,485
    KFC, Ltd.                                                        2,000     39,009
#*  KI Holdings Co., Ltd.                                           88,000    256,573
    Kimura Chemical Plants Co., Ltd.                                39,900    122,952
    Kimura Unity Co., Ltd.                                           1,100     11,704
    King Jim Co., Ltd.                                              14,700    111,040
#   Kinki Sharyo Co., Ltd.                                          15,299    354,738
    Kintetsu World Express, Inc.                                   191,200  2,633,059
    Kitagawa Iron Works Co., Ltd.                                   49,600  1,078,181
    Kitano Construction Corp.                                      259,000    733,984
#   Kito Corp.                                                     109,500  1,226,142
    Kitz Corp.                                                     543,500  3,310,357
    Kobelco Eco-Solutions Co., Ltd.                                100,000    442,926
    Koike Sanso Kogyo Co., Ltd.                                    145,000    384,271
#   Kokusai Co., Ltd.                                               41,700    314,043
    Kokuyo Co., Ltd.                                               525,125  6,484,499
    KOMAIHALTEC, Inc.                                               22,700    423,768
    Komatsu Wall Industry Co., Ltd.                                 40,000    685,614
    Komori Corp.                                                   348,700  4,788,350
    Kondotec, Inc.                                                 124,000    940,246
    Konoike Transport Co., Ltd.                                    130,400  1,720,199

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CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
Industrials -- (Continued)
#*  Kosaido Co., Ltd.                                              248,600 $  898,576
    KRS Corp.                                                       38,100    826,241
    Kumagai Gumi Co., Ltd.                                       2,175,000  6,236,785
    Kuroda Electric Co., Ltd.                                      219,100  4,519,410
    Kyodo Printing Co., Ltd.                                       506,000  1,789,936
    Kyokuto Boeki Kaisha, Ltd.                                      75,000    160,835
    Kyokuto Kaihatsu Kogyo Co., Ltd.                               185,700  2,671,543
    Kyoritsu Printing Co., Ltd.                                    124,100    360,547
    Kyowa Exeo Corp.                                               481,800  7,129,715
    Kyudenko Corp.                                                 219,000  5,942,739
    Like Co., Ltd.                                                  22,300    482,738
#   Link And Motivation, Inc.                                      251,400    992,493
    Lonseal Corp.                                                   11,600    239,730
    Maeda Corp.                                                    821,000  7,157,206
    Maeda Kosen Co., Ltd.                                          109,900  1,261,625
    Maeda Road Construction Co., Ltd.                              387,000  6,689,597
    Maezawa Industries, Inc.                                        35,700    115,571
    Maezawa Kasei Industries Co., Ltd.                              55,100    585,969
    Maezawa Kyuso Industries Co., Ltd.                              50,000    675,606
    Makino Milling Machine Co., Ltd.                               655,000  5,731,434
    Marubeni Construction Material Lease Co., Ltd.                  75,000    150,070
    Marufuji Sheet Piling Co., Ltd.                                 58,000    137,747
    Maruka Machinery Co., Ltd.                                      32,200    506,868
#   Maruwa Unyu Kikan Co., Ltd.                                     34,300    823,337
    Maruyama Manufacturing Co., Inc.                               230,000    395,423
    Maruzen Co., Ltd.                                               46,000    486,411
    Maruzen Showa Unyu Co., Ltd.                                   304,000  1,206,006
    Matsuda Sangyo Co., Ltd.                                        83,782  1,127,572
    Matsui Construction Co., Ltd.                                  135,300  1,293,149
    Max Co., Ltd.                                                  191,000  2,607,929
    Meidensha Corp.                                              1,175,050  4,002,365
    Meiji Electric Industries Co., Ltd.                              1,300     14,080
    Meiji Shipping Co., Ltd.                                       111,000    421,406
#   Meisei Industrial Co., Ltd.                                    251,000  1,341,446
    Meitec Corp.                                                   181,300  6,807,726
#   Meiwa Corp.                                                    158,000    548,753
    Mesco, Inc.                                                     22,000    222,270
    METAWATER Co., Ltd.                                             63,900  1,576,237
    Mie Kotsu Group Holdings, Inc.                                 169,200    587,290
#   MINEBEA MITSUMI, Inc.                                          311,284  3,094,505
    Mirait Holdings Corp.                                          374,085  3,407,895
    Mitani Corp.                                                    68,200  1,974,639
    Mitsubishi Kakoki Kaisha, Ltd.                                 182,000    352,791
    Mitsubishi Nichiyu Forklift Co., Ltd.                          194,000  1,392,649
#   Mitsubishi Pencil Co., Ltd.                                    100,300  5,375,453
    Mitsuboshi Belting, Ltd.                                       328,000  2,854,308
    Mitsui Engineering & Shipbuilding Co., Ltd.                  5,109,000  8,264,597
    Mitsui Matsushima Co., Ltd.                                     84,700  1,033,546
    Mitsui-Soko Holdings Co., Ltd.                                 626,000  1,870,188
#   Mitsumura Printing Co., Ltd.                                    93,000    212,974
#   Miyaji Engineering Group, Inc.                                 332,175    567,192
    Morita Holdings Corp.                                          227,700  3,225,618
#   NAC Co., Ltd.                                                   61,700    531,273

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
                                                                  SHARES    VALUE++
                                                                 --------- ----------
Industrials -- (Continued)
#   Nachi-Fujikoshi Corp.                                        1,045,000 $5,121,016
    Nagase & Co., Ltd.                                             481,100  6,593,195
    Naigai Trans Line, Ltd.                                          6,400     62,159
    Nakabayashi Co., Ltd.                                          211,000    502,437
    Nakano Corp.                                                    44,200    218,721
    Namura Shipbuilding Co., Ltd.                                  314,028  2,090,299
    Narasaki Sangyo Co., Ltd.                                      103,000    269,328
    NDS Co., Ltd.                                                   24,100    617,615
#   NEC Capital Solutions, Ltd.                                     49,900    774,672
    Nichias Corp.                                                  587,000  6,020,233
    Nichiban Co., Ltd.                                             141,000  1,070,350
    Nichiden Corp.                                                  25,200    721,934
    Nichiha Corp.                                                  178,680  4,583,133
    Nichireki Co., Ltd.                                            148,000  1,205,700
    Nihon Dengi Co., Ltd.                                            5,800    121,903
    Nihon Flush Co., Ltd.                                           16,800    193,339
#   Nihon Trim Co., Ltd.                                            30,700  1,094,583
    Nikkato Corp.                                                      700      2,576
    Nikko Co., Ltd.                                                 31,800    612,689
    Nikkon Holdings Co., Ltd.                                      356,800  7,385,958
    Nippi, Inc.                                                     30,000    227,744
    Nippo Corp.                                                    227,000  4,291,422
    Nippon Air Conditioning Services Co., Ltd.                      44,900    245,830
#   Nippon Carbon Co., Ltd.                                        665,000  1,618,106
    Nippon Densetsu Kogyo Co., Ltd.                                227,300  3,744,287
    Nippon Dry-Chemical Co., Ltd.                                      300      6,264
    Nippon Filcon Co., Ltd.                                         70,900    360,924
    Nippon Hume Corp.                                              129,400    803,318
    Nippon Kanzai Co., Ltd.                                         88,700  1,376,766
    Nippon Koei Co., Ltd.                                           78,000  1,757,802
#   Nippon Parking Development Co., Ltd.                         1,224,400  1,660,700
    Nippon Rietec Co., Ltd.                                          8,300     86,674
    Nippon Road Co., Ltd. (The)                                    384,000  1,564,438
#   Nippon Seisen Co., Ltd.                                        100,000    558,315
#*  Nippon Sharyo, Ltd.                                            422,000  1,031,146
*   Nippon Sheet Glass Co., Ltd.                                   584,800  4,809,658
    Nippon Steel & Sumikin Bussan Corp.                             95,560  3,932,674
    Nippon Thompson Co., Ltd.                                      410,000  1,911,432
    Nippon Tungsten Co., Ltd.                                       62,000    100,076
    Nishi-Nippon Railroad Co., Ltd.                              1,639,000  7,252,274
    Nishimatsu Construction Co., Ltd.                            1,794,000  8,970,920
    Nishio Rent All Co., Ltd.                                       93,700  2,671,426
#   Nissei ASB Machine Co., Ltd.                                    52,300  1,010,658
    Nissei Corp.                                                    37,900    326,207
    Nissei Plastic Industrial Co., Ltd.                            184,500  1,691,459
#   Nissha Printing Co., Ltd.                                      165,400  4,542,011
    Nisshinbo Holdings, Inc.                                       870,500  8,292,531
    Nissin Corp.                                                   409,000  1,262,839
    Nissin Electric Co., Ltd.                                      279,000  3,343,045
    Nitta Corp.                                                    105,000  2,852,613
    Nitto Boseki Co., Ltd.                                         934,000  3,746,227
    Nitto Kogyo Corp.                                              161,500  2,204,358
    Nitto Kohki Co., Ltd.                                           68,500  1,521,880

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CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
Industrials -- (Continued)
    Nitto Seiko Co., Ltd.                                          149,000 $   542,236
#   Nittoc Construction Co., Ltd.                                  161,600     651,202
#   Nittoku Engineering Co., Ltd.                                   81,900   1,304,856
    NJS Co., Ltd.                                                   30,200     366,378
    Noda Corp.                                                     153,600     988,127
    Nomura Co., Ltd.                                               220,200   3,829,047
    Noritake Co., Ltd.                                              64,200   1,647,411
    Noritz Corp.                                                   172,400   2,956,818
    NS Tool Co., Ltd.                                                1,700      25,913
    NS United Kaiun Kaisha, Ltd.                                   599,000   1,114,653
    NTN Corp.                                                    2,488,000  10,508,063
    Obara Group, Inc.                                               79,200   3,726,096
    Obayashi Road Corp.                                            166,300   1,005,885
#   Odelic Co., Ltd.                                                21,400     846,307
    Ohmoto Gumi Co., Ltd.                                            2,000      14,194
    Oiles Corp.                                                    151,350   2,701,385
    Okabe Co., Ltd.                                                242,100   2,047,134
#   Okamoto Machine Tool Works, Ltd.                               205,000     344,649
    Okamura Corp.                                                  381,900   3,785,186
#   OKK Corp.                                                      425,000     473,549
    OKUMA Corp.                                                    849,000   8,819,560
    Okumura Corp.                                                  999,400   6,055,414
    Onoken Co., Ltd.                                                86,100   1,035,533
    Organo Corp.                                                   228,000     974,505
#   OSG Corp.                                                      452,700   9,365,694
#   OSJB Holdings Corp.                                            677,200   1,468,166
#   Outsourcing, Inc.                                               81,300   2,733,176
    Oyo Corp.                                                      111,300   1,421,018
    Paraca, Inc.                                                     7,100     124,659
#   Pasco Corp.                                                    137,000     514,389
#   Pasona Group, Inc.                                             126,800     866,246
    Pegasus Sewing Machine Manufacturing Co., Ltd.                  50,800     333,586
    Penta-Ocean Construction Co., Ltd.                           1,724,600   8,420,391
    Pilot Corp.                                                    188,800   7,660,590
    Prestige International, Inc.                                   284,800   2,080,354
    Pronexus, Inc.                                                 126,400   1,182,500
#   PS Mitsubishi Construction Co., Ltd.                           147,700     495,217
    Punch Industry Co., Ltd.                                        11,600      98,235
    Quick Co., Ltd.                                                 37,000     360,451
    Raito Kogyo Co., Ltd.                                          313,100   3,285,528
    Relia, Inc.                                                    204,200   2,127,075
    Rheon Automatic Machinery Co., Ltd.                            110,500   1,073,005
    Rix Corp.                                                        1,700      24,980
    Ryobi, Ltd.                                                    820,200   3,748,192
    Sakai Heavy Industries, Ltd.                                   237,000     706,847
#   Sakai Moving Service Co., Ltd.                                  60,800   1,620,441
    Sanki Engineering Co., Ltd.                                    297,600   2,536,601
    Sanko Metal Industrial Co., Ltd.                                13,600     384,584
#   Sankyo Tateyama, Inc.                                          166,200   2,486,100
    Sankyu, Inc.                                                 1,540,000   9,710,300
#   Sanoyas Holdings Corp.                                         141,400     336,498
    Sansei Technologies, Inc.                                       13,600     119,707
    Sanwa Holdings Corp.                                         1,232,600  11,473,478

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CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
Industrials -- (Continued)
    Sanyo Denki Co., Ltd.                                          264,000 $2,063,715
    Sanyo Engineering & Construction, Inc.                          48,000    278,738
    Sanyo Industries, Ltd.                                          99,000    173,489
    Sanyo Trading Co., Ltd.                                         23,100    340,737
#   Sata Construction Co., Ltd.                                     85,399    331,106
    Sato Holdings Corp.                                            158,000  3,392,327
    Sato Shoji Corp.                                                66,800    513,454
    SBS Holdings, Inc.                                             114,100    816,473
    Secom Joshinetsu Co., Ltd.                                      32,900    963,535
    Seibu Electric Industry Co., Ltd.                               15,600    314,113
    Seika Corp.                                                    313,000    955,715
    Seikitokyu Kogyo Co., Ltd.                                     178,300    786,136
    Seino Holdings Co., Ltd.                                       258,600  2,990,649
    Sekisui Jushi Corp.                                            180,900  2,883,256
    Senko Co., Ltd.                                                564,500  3,616,578
    Senshu Electric Co., Ltd.                                       35,800    584,830
    Shibusawa Warehouse Co., Ltd. (The)                            267,000    809,714
    Shibuya Corp.                                                  104,400  2,103,814
    Shima Seiki Manufacturing, Ltd.                                161,400  5,567,814
    Shin Nippon Air Technologies Co., Ltd.                          86,280    967,296
#   Shin-Keisei Electric Railway Co., Ltd.                         181,000    664,476
    Shinmaywa Industries, Ltd.                                     550,000  5,143,463
    Shinnihon Corp.                                                186,700  1,439,392
    Shinsho Corp.                                                   29,600    642,272
    Shinwa Co., Ltd.                                                29,700    474,435
*   Shoko Co., Ltd.                                                198,000    176,885
    Showa Aircraft Industry Co., Ltd.                               15,837    162,087
    Sinfonia Technology Co., Ltd.                                  684,000  1,747,747
    Sinko Industries, Ltd.                                         110,700  1,382,750
    Sintokogio, Ltd.                                               265,000  2,409,017
    Soda Nikka Co., Ltd.                                            86,100    388,711
    Sodick Co., Ltd.                                               285,400  2,492,761
    Space Co., Ltd.                                                 66,220    719,380
#   Srg Takamiya Co., Ltd.                                         118,600    627,096
#   Star Micronics Co., Ltd.                                       196,000  2,969,672
#   Subaru Enterprise Co., Ltd.                                     55,000    256,584
    Sugimoto & Co., Ltd.                                            31,500    432,542
    Sumitomo Densetsu Co., Ltd.                                    104,400  1,184,038
    Sumitomo Mitsui Construction Co., Ltd.                       5,237,600  5,561,354
    Sumitomo Precision Products Co., Ltd.                          189,000    587,733
    Sumitomo Warehouse Co., Ltd. (The)                             819,000  4,404,386
*   SWCC Showa Holdings Co., Ltd.                                1,562,000  1,232,122
#   Tadano, Ltd.                                                   591,700  7,256,037
    Taihei Dengyo Kaisha, Ltd.                                     189,000  1,809,948
#   Taiheiyo Kouhatsu, Inc.                                        407,000    374,333
    Taikisha, Ltd.                                                 147,000  3,634,692
    Takamatsu Construction Group Co., Ltd.                          80,000  1,807,791
#   Takano Co., Ltd.                                                49,400    400,392
    Takaoka Toko Co., Ltd.                                          62,220  1,310,360
    Takara Printing Co., Ltd.                                       51,955    692,246
    Takara Standard Co., Ltd.                                      253,500  4,263,650
    Takasago Thermal Engineering Co., Ltd.                         355,200  4,853,803
    Takashima & Co., Ltd.                                          225,000    400,078

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
Industrials -- (Continued)
    Takeei Corp.                                                   129,400 $1,172,933
    Takeuchi Manufacturing Co., Ltd.                               208,300  4,421,170
    Takigami Steel Construction Co., Ltd. (The)                     53,000    205,878
    Takisawa Machine Tool Co., Ltd.                                368,000    556,675
    Takuma Co., Ltd.                                               438,000  3,793,232
#   Tanseisha Co., Ltd.                                            216,349  1,702,239
    Tatsuta Electric Wire and Cable Co., Ltd.                      257,400  1,053,078
    TECHNO ASSOCIE Co., Ltd.                                        56,800    549,138
    Techno Ryowa, Ltd.                                              69,390    502,539
    TechnoPro Holdings, Inc.                                       154,000  5,320,308
    Teikoku Electric Manufacturing Co., Ltd.                        96,000    868,617
#   Teikoku Sen-I Co., Ltd.                                        103,100  1,390,091
#   Tekken Corp.                                                   464,000  1,354,942
    Teraoka Seisakusho Co., Ltd.                                    53,600    183,574
    Toa Corp.                                                      110,300  1,748,765
    TOA ROAD Corp.                                                 266,000    803,190
    Tobishima Corp.                                              1,073,200  1,680,755
    Tocalo Co., Ltd.                                                83,100  1,888,170
    Toda Corp.                                                   1,230,000  6,753,674
    Toenec Corp.                                                   212,000  1,043,273
    Togami Electric Manufacturing Co., Ltd.                         29,000    129,008
#   TOKAI Holdings Corp.                                           528,400  3,767,974
    Tokai Lease Co., Ltd.                                          162,000    305,442
    Tokyo Energy & Systems, Inc.                                   139,000  1,239,145
#   Tokyo Keiki, Inc.                                              354,000    794,907
*   Tokyo Kikai Seisakusho, Ltd.                                    17,000     11,403
    Tokyo Sangyo Co., Ltd.                                          83,900    346,646
    Tokyu Construction Co., Ltd.                                   352,500  2,772,784
    Toli Corp.                                                     261,000    920,351
    Tomoe Corp.                                                    152,000    487,918
#   Tomoe Engineering Co., Ltd.                                     40,000    679,027
    Tonami Holdings Co., Ltd.                                      313,000    992,153
    Toppan Forms Co., Ltd.                                         298,500  3,096,162
#   Torishima Pump Manufacturing Co., Ltd.                         117,100  1,158,287
    Toshiba Machine Co., Ltd.                                      698,000  3,039,361
#   Toshiba Plant Systems & Services Corp.                         262,650  3,956,634
#   Tosho Printing Co., Ltd.                                       236,000    984,548
    Totech Corp.                                                     3,200     53,764
    Totetsu Kogyo Co., Ltd.                                        148,900  4,386,806
    Toyo Construction Co., Ltd.                                    428,400  1,546,315
    Toyo Denki Seizo K.K.                                           42,600    624,699
    Toyo Engineering Corp.                                         892,400  2,379,241
    Toyo Machinery & Metal Co., Ltd.                                87,400    425,748
    Toyo Tanso Co., Ltd.                                            67,000  1,123,771
#   Toyo Wharf & Warehouse Co., Ltd.                               340,000    559,502
    Trancom Co., Ltd.                                               42,300  2,037,737
    Trinity Industrial Corp.                                        19,000     85,888
    Trusco Nakayama Corp.                                          242,200  5,501,104
    Trust Tech, Inc.                                                48,900    780,819
    Tsubakimoto Chain Co.                                          864,700  6,927,135
    Tsubakimoto Kogyo Co., Ltd.                                    117,000    388,362
#*  Tsudakoma Corp.                                                294,000    484,155
    Tsugami Corp.                                                  395,000  2,410,304

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
Industrials -- (Continued)
    Tsukishima Kikai Co., Ltd.                                     171,300 $  1,839,055
    Tsurumi Manufacturing Co., Ltd.                                106,000    1,463,888
    TTK Co., Ltd.                                                   62,000      274,073
    Uchida Yoko Co., Ltd.                                           59,400    1,282,252
    Ueki Corp.                                                     348,000      782,313
#   Union Tool Co.                                                  55,600    1,551,046
    Ushio, Inc.                                                    655,900    8,325,269
    Utoc Corp.                                                      98,700      353,050
#   Wakachiku Construction Co., Ltd.                             1,052,000    1,415,073
    Wakita & Co., Ltd.                                             219,800    2,033,810
    WDB Holdings Co., Ltd.                                          21,200      248,971
    Weathernews, Inc.                                               29,600      916,925
    World Holdings Co., Ltd.                                        43,300      786,428
#   Yahagi Construction Co., Ltd.                                  159,400    1,499,339
    YAMABIKO Corp.                                                 216,428    3,033,264
    YAMADA Consulting Group Co., Ltd.                                4,100      182,721
    Yamato Corp.                                                    82,000      391,793
    Yamaura Corp.                                                   16,200       83,264
    Yamazen Corp.                                                  345,700    2,957,777
    Yasuda Logistics Corp.                                          94,300      626,150
    Yokogawa Bridge Holdings Corp.                                 199,000    2,533,192
    Yondenko Corp.                                                 128,800      507,578
    Yuasa Trading Co., Ltd.                                        105,000    2,838,499
    Yuken Kogyo Co., Ltd.                                          196,000      387,011
#   Yumeshin Holdings Co., Ltd.                                    212,500    1,493,253
    Yurtec Corp.                                                   249,000    1,815,509
    Yusen Logistics Co., Ltd.                                      109,500    1,087,797
#   Yushin Precision Equipment Co., Ltd.                            42,100    1,146,038
    Zenitaka Corp. (The)                                            85,000      359,904
#   Zuiko Corp.                                                     21,500      796,174
                                                                           ------------
Total Industrials                                                           910,691,522
                                                                           ------------
Information Technology -- (12.4%)
#   A&D Co., Ltd.                                                  113,900      497,090
#   Ai Holdings Corp.                                              247,200    4,756,214
    Aichi Tokei Denki Co., Ltd.                                     18,700      633,862
    Aiphone Co., Ltd.                                               71,900    1,216,535
#   Aisan Technology Co., Ltd.                                      12,000      435,608
    Alpha Systems, Inc.                                             33,260      578,261
    Amano Corp.                                                    377,600    7,229,540
    Anritsu Corp.                                                  873,500    6,029,599
    AOI Electronic Co., Ltd.                                        26,900      830,937
    Argo Graphics, Inc.                                             34,300      766,181
    Arisawa Manufacturing Co., Ltd.                                200,900    1,210,361
#   ArtSpark Holdings, Inc.                                         32,000      474,357
    Asahi Net, Inc.                                                 80,600      361,453
#   Ateam, Inc.                                                     65,100    1,235,168
    Axell Corp.                                                     44,900      333,314
    Azbil Corp.                                                    190,300    5,737,535
    Broadband Tower, Inc.                                          234,500      564,534
#   Broadleaf Co., Ltd.                                            266,000    1,653,976
    CAC Holdings Corp.                                              61,900      518,382
    Canon Electronics, Inc.                                        133,800    2,049,993

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
Information Technology -- (Continued)
    Capcom Co., Ltd.                                               294,600 $6,252,683
    Chino Corp.                                                     35,900    382,722
    Citizen Watch Co., Ltd.                                      1,523,200  9,458,876
*   CMK Corp.                                                      271,300  1,610,361
#   COLOPL, Inc.                                                   259,900  2,247,915
    Computer Engineering & Consulting, Ltd.                         80,000  1,320,016
    Computer Institute of Japan, Ltd.                               32,400    149,105
    Comture Corp.                                                   19,100    599,924
    CONEXIO Corp.                                                  114,700  1,504,739
#*  COOKPAD, Inc.                                                  287,400  2,565,915
    Cresco, Ltd.                                                    28,500    653,566
#   CROOZ, Inc.                                                     43,100  1,136,496
    Cube System, Inc.                                               12,300     74,466
#   Cybernet Systems Co., Ltd.                                      30,300    179,228
    Dai-ichi Seiko Co., Ltd.                                        55,600    661,467
    Daishinku Corp.                                                 40,999    518,374
    Daitron Co., Ltd.                                                7,700     65,725
    Daiwabo Holdings Co., Ltd.                                   1,186,000  2,929,451
    Denki Kogyo Co., Ltd.                                          313,000  1,608,918
    Densan System Co., Ltd.                                          4,500     65,508
*   Dexerials Corp.                                                243,100  2,670,864
    Digital Arts, Inc.                                              58,800  1,560,951
    Digital Garage, Inc.                                           118,500  2,182,179
#   Dip Corp.                                                      174,100  3,558,696
    DKK-Toa Corp.                                                   38,200    185,277
    DTS Corp.                                                      123,600  2,797,021
    Eizo Corp.                                                     104,800  2,951,888
#   Elecom Co., Ltd.                                               102,900  1,747,458
    Elematec Corp.                                                  52,271    886,982
    EM Systems Co., Ltd.                                            43,600    641,761
    Enplas Corp.                                                    59,300  1,753,174
    ESPEC Corp.                                                    118,000  1,338,745
#   Excel Co., Ltd.                                                 49,300    654,591
#   F@N Communications, Inc.                                       279,800  1,820,145
#   Faith, Inc.                                                     27,910    324,256
#*  FDK Corp.                                                      552,000    454,389
    Ferrotec Corp.                                                 187,500  2,689,012
    Forval Corp.                                                     4,700     30,421
    Fuji Soft, Inc.                                                117,500  2,890,136
    Fujitsu Frontech, Ltd.                                          75,300    978,069
    Fukui Computer Holdings, Inc.                                   31,500    858,906
    Furuno Electric Co., Ltd.                                      137,500    909,863
    Furuya Metal Co., Ltd.                                          11,800    188,162
    Future Corp.                                                   129,200    907,701
    GMO internet, Inc.                                             410,800  5,963,519
#   GMO Payment Gateway, Inc.                                       98,500  4,899,131
    Gree, Inc.                                                     672,200  3,625,837
    Gurunavi, Inc.                                                 172,800  3,817,878
    Hagiwara Electric Co., Ltd.                                     19,500    366,859
    Hakuto Co., Ltd.                                                84,500    767,644
#   Hearts United Group Co., Ltd.                                   84,800  1,304,572
    Hibino Corp.                                                     1,700     63,040
    Hioki EE Corp.                                                  53,500  1,030,140

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
Information Technology -- (Continued)
    Hitachi Kokusai Electric, Inc.                                 332,500 $ 7,467,422
    Hitachi Maxell, Ltd.                                           190,000   3,835,150
    Hochiki Corp.                                                  140,000   1,740,010
#   Hokuriku Electric Industry Co., Ltd.                           482,000     592,852
    Honda Tsushin Kogyo Co., Ltd.                                   20,200     228,965
    Horiba, Ltd.                                                   212,650  11,191,445
    Hosiden Corp.                                                  362,000   2,797,707
    I-Net Corp.                                                     59,290     639,780
    I-O Data Device, Inc.                                           13,900     161,070
    Ibiden Co., Ltd.                                               620,978   8,831,735
    Icom, Inc.                                                      50,200   1,011,864
#   Ikegami Tsushinki Co., Ltd.                                    339,000     479,821
#   Imagica Robot Holdings, Inc.                                    87,500     570,349
    Ines Corp.                                                     183,900   1,876,421
    Infocom Corp.                                                   80,400   1,169,767
#   Infomart Corp.                                                 467,000   2,622,418
    Information Development Co.                                      1,900      19,993
    Information Services International-Dentsu, Ltd.                 75,900   1,397,799
    Innotech Corp.                                                 105,000     572,634
    Internet Initiative Japan, Inc.                                192,400   3,094,202
#   Iriso Electronics Co., Ltd.                                     55,300   3,092,583
#   Istyle, Inc.                                                   183,900   1,258,650
    Itfor, Inc.                                                    115,100     623,943
*   Iwatsu Electric Co., Ltd.                                      572,000     444,835
    Japan Asia Group, Ltd.                                          79,600     305,021
#   Japan Aviation Electronics Industry, Ltd.                      317,000   3,878,903
#*  Japan Display, Inc.                                          2,144,300   5,821,778
#   Japan Material Co., Ltd.                                       118,600   1,787,921
    Japan Radio Co., Ltd.                                           71,000     824,399
    Jastec Co., Ltd.                                                54,400     512,265
#   JBCC Holdings, Inc.                                             87,500     628,366
    Justsystems Corp.                                              198,400   2,177,886
    Kaga Electronics Co., Ltd.                                     105,100   1,826,051
    Kanematsu Electronics, Ltd.                                     74,100   1,717,841
#*  KLab, Inc.                                                     191,400   1,059,814
    Koa Corp.                                                      195,900   2,297,225
    Kyosan Electric Manufacturing Co., Ltd.                        279,000     998,648
    Kyowa Electronics Instruments Co., Ltd.                        135,100     490,291
#   LAC Co., Ltd.                                                   87,300     926,365
    Lasertec Corp.                                                 112,100   2,338,266
*   Livesense, Inc.                                                  2,700      10,719
    Macnica Fuji Electronics Holdings, Inc.                        195,650   2,756,484
    Mamezou Holdings Co., Ltd.                                      85,300     763,390
    MarkLines Co., Ltd.                                                500      13,119
    Marubun Corp.                                                   95,700     586,311
    Maruwa Co., Ltd.                                                56,800   1,867,848
#   Marvelous, Inc.                                                196,300   1,470,324
    MCJ Co., Ltd.                                                  186,300   1,909,747
    Media Do Co., Ltd.                                              19,600     268,057
    Megachips Corp.                                                  1,700      41,365
#*  Meiko Electronics Co., Ltd.                                    121,800     843,455
    Melco Holdings, Inc.                                            75,500   2,170,132
#   Micronics Japan Co., Ltd.                                      191,600   1,886,276

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
Information Technology -- (Continued)
    Mimaki Engineering Co., Ltd.                                  73,500 $  452,005
    Mimasu Semiconductor Industry Co., Ltd.                       92,281  1,487,869
    Miraial Co., Ltd.                                             31,100    266,145
    Miroku Jyoho Service Co., Ltd.                               105,800  1,582,895
#   Mitsubishi Research Institute, Inc.                           36,500  1,055,892
    Mitsui High-Tec, Inc.                                        139,000  1,071,228
    MTI, Ltd.                                                    189,500  1,210,757
    Mutoh Holdings Co., Ltd.                                     146,000    331,241
    Nagano Keiki Co., Ltd.                                        14,900     93,281
#   Nakayo, Inc.                                                 390,000  1,402,176
    NEC Networks & System Integration Corp.                      136,600  2,488,468
    NET One Systems Co., Ltd.                                    525,900  3,590,215
*   New Japan Radio Co., Ltd.                                     96,000    331,031
#   Nexyz Group Corp.                                             48,000    637,224
    Nichicon Corp.                                               334,200  3,143,054
    Nihon Dempa Kogyo Co., Ltd.                                  102,700    811,382
    Nihon Unisys, Ltd.                                           351,175  4,537,512
#   Nippon Ceramic Co., Ltd.                                      62,200  1,147,447
    Nippon Chemi-Con Corp.                                       950,000  2,190,698
    Nippon Information Develop                                       400     13,066
#   Nippon Kodoshi Corp.                                          25,000    197,187
    Nippon Signal Co., Ltd.                                      316,400  3,000,539
    Nippon Systemware Co., Ltd.                                   39,900    600,389
    Nohmi Bosai, Ltd.                                            145,900  2,191,288
    Noritsu Koki Co., Ltd.                                       117,500    960,637
    NS Solutions Corp.                                           192,200  3,804,436
    NSD Co., Ltd.                                                187,780  2,924,178
#   Nuflare Technology, Inc.                                      25,300  1,613,417
#   Ohara, Inc.                                                   47,600    381,064
#   Okaya Electric Industries Co., Ltd.                           73,000    267,571
    Oki Electric Industry Co., Ltd.                              493,000  7,092,356
    ONO Sokki Co., Ltd.                                           58,400    444,572
#   Optex Group Co., Ltd.                                         76,000  1,773,204
#*  Optim Corp.                                                   11,900    637,087
    Origin Electric Co., Ltd.                                    173,000    484,656
    Osaki Electric Co., Ltd.                                     246,000  2,597,213
    Panasonic Industrial Devices SUNX Co., Ltd.                  111,600    793,784
    PCA Corp.                                                      2,500     35,334
    Poletowin Pitcrew Holdings, Inc.                              76,100    737,696
    Renesas Easton Co., Ltd.                                       6,900     34,783
    Riken Keiki Co., Ltd.                                         84,600  1,273,061
    Riso Kagaku Corp.                                            179,500  3,201,297
    Roland DG Corp.                                               60,900  1,830,945
#   Rorze Corp.                                                   50,900  1,005,448
*   RVH, Inc.                                                     58,700    517,195
    Ryoden Corp.                                                 178,000  1,171,692
    Ryosan Co., Ltd.                                             191,900  5,959,371
#   Ryoyo Electro Corp.                                          122,600  1,552,841
#   Sakura Internet, Inc.                                         79,100    831,257
*   Sanken Electric Co., Ltd.                                    698,000  3,276,521
    Sanshin Electronics Co., Ltd.                                164,300  1,772,746
    Satori Electric Co., Ltd.                                     85,880    559,886
    Saxa Holdings, Inc.                                          298,000    659,189

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
Information Technology -- (Continued)
#   Scala, Inc.                                                   68,600 $   490,354
    Shibaura Electronics Co., Ltd.                                36,300     818,934
    Shibaura Mechatronics Corp.                                  200,000     508,855
    Shindengen Electric Manufacturing Co., Ltd.                  450,000   1,658,185
#*  Shinkawa, Ltd.                                                94,400     717,721
    Shinko Electric Industries Co., Ltd.                         470,400   3,560,819
    Shinko Shoji Co., Ltd.                                       127,300   1,354,615
    Shizuki Electric Co., Inc.                                   101,900     592,118
#   Siix Corp.                                                    92,900   3,385,434
    SK-Electronics Co., Ltd.                                      15,100     138,541
    SMK Corp.                                                    372,000   1,352,698
#   SMS Co., Ltd.                                                150,200   3,604,220
#   Softbank Technology Corp.                                     29,000   1,055,225
#*  Softbrain Co., Ltd.                                          161,300     628,467
    Softcreate Holdings Corp.                                     26,500     325,345
#   Sourcenext Corp.                                              67,800     416,056
    SRA Holdings                                                  59,500   1,360,542
    Sumida Corp.                                                 112,849   1,118,301
    Sun-Wa Technos Corp.                                          40,500     353,351
    Suzuden Corp.                                                  2,400      22,222
    Systena Corp.                                                116,600   1,870,638
    Tabuchi Electric Co., Ltd.                                   154,600     550,464
    Tachibana Eletech Co., Ltd.                                   85,260   1,027,062
    Taiyo Yuden Co., Ltd.                                        678,700   8,277,641
    Takachiho Koheki Co., Ltd.                                       300       2,709
    TAKEBISHI Corp.                                                2,800      32,419
    Tamura Corp.                                                 457,000   1,746,752
    TDC Software Engineering, Inc.                                 5,900      64,019
    TechMatrix Corp.                                              46,400     862,879
#   Tecnos Japan, Inc.                                            98,800   1,144,659
    Teikoku Tsushin Kogyo Co., Ltd.                              198,000     315,545
    TIS, Inc.                                                    505,101  11,444,748
    TKC Corp.                                                    104,700   3,161,034
    Tokyo Electron Device, Ltd.                                   41,100     574,305
    Tokyo Seimitsu Co., Ltd.                                     240,800   7,881,567
    Tomen Devices Corp.                                            2,400      45,004
    Topcon Corp.                                                 595,400   9,126,483
    Torex Semiconductor, Ltd.                                     26,700     387,305
    Tose Co., Ltd.                                                22,100     155,893
*   Toshiba TEC Corp.                                            806,000   4,414,328
    Toukei Computer Co., Ltd.                                     22,710     441,520
#   Towa Corp.                                                   131,400   1,886,769
    Toyo Corp.                                                   141,000   1,225,348
    Transcosmos, Inc.                                            154,000   4,040,678
#   Tri Chemical Laboratories, Inc.                               29,200     638,249
    UKC Holdings Corp.                                            79,900   1,551,820
    Ulvac, Inc.                                                  252,600   8,948,043
*   Uniden Holdings Corp.                                        376,000     552,224
    UNIRITA, Inc.                                                  3,500      56,736
*   UT Group Co., Ltd.                                           189,500   1,787,139
#   V Technology Co., Ltd.                                        26,300   4,138,745
#*  V-Cube, Inc.                                                  67,700     398,953
#   VeriServe Corp.                                               11,700     298,814

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
Information Technology -- (Continued)
    Vitec Holdings Co., Ltd.                                        45,100 $    503,773
#   Voyage Group, Inc.                                              37,700      551,213
    Wacom Co., Ltd.                                                442,000    1,341,304
    Wellnet Corp.                                                   80,700      943,875
#   Y A C Co., Ltd.                                                 48,900      690,128
#   Yamaichi Electronics Co., Ltd.                                 146,000    1,678,535
    Yashima Denki Co., Ltd.                                         27,700      155,860
    Yokowo Co., Ltd.                                                86,200      831,557
*   Zappallas, Inc.                                                 55,900      220,171
    Zuken, Inc.                                                     83,000      943,814
                                                                           ------------
Total Information Technology                                                418,216,455
                                                                           ------------
Materials -- (12.0%)
    Achilles Corp.                                                  91,900    1,361,600
    ADEKA Corp.                                                    544,000    7,922,881
    Agro-Kanesho Co., Ltd.                                          62,400      690,813
    Aichi Steel Corp.                                               65,400    2,862,559
    Alconix Corp.                                                   59,000      932,369
    Arakawa Chemical Industries, Ltd.                               89,500    1,484,024
    Araya Industrial Co., Ltd.                                     268,000      386,518
    Asahi Holdings, Inc.                                           178,650    3,544,194
    Asahi Printing Co., Ltd.                                           800       18,297
    Asahi Yukizai Corp.                                            412,000      864,780
    Asia Pile Holdings Corp.                                        50,000      254,711
    C Uyemura & Co., Ltd.                                           24,500    1,114,211
    Carlit Holdings Co., Ltd.                                       78,700      389,565
    Chuetsu Pulp & Paper Co., Ltd.                                 552,000    1,223,244
*   Chugai Mining Co., Ltd.                                      1,012,400      259,521
    Chugoku Marine Paints, Ltd.                                    347,000    2,524,097
    Dai Nippon Toryo Co., Ltd.                                     740,000    1,566,252
    Daido Steel Co., Ltd.                                        1,685,000    7,651,688
#   Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                          18,000      616,168
    Daiken Corp.                                                    84,200    1,592,455
    Daiki Aluminium Industry Co., Ltd.                             160,000      752,130
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.        408,000    2,450,463
#   Daio Paper Corp.                                               497,300    5,581,151
    Denka Co., Ltd.                                              1,949,000    9,592,730
#   DKS Co., Ltd.                                                  247,000      859,179
    Dowa Holdings Co., Ltd.                                        647,000    5,491,308
    Dynapac Co., Ltd.                                               25,000       60,479
    FP Corp.                                                       148,000    7,063,603
    Fuji Seal International, Inc.                                  264,200    5,609,808
    Fujikura Kasei Co., Ltd.                                       145,500      853,899
    Fujimi, Inc.                                                   103,500    2,272,074
    Fujimori Kogyo Co., Ltd.                                        89,700    2,358,556
    Fumakilla, Ltd.                                                 94,000      622,415
    Fuso Chemical Co., Ltd.                                         82,200    1,818,780
    Geostr Corp.                                                    25,100      199,417
    Godo Steel, Ltd.                                                87,400    1,480,255
    Gun-Ei Chemical Industry Co., Ltd.                              28,600      897,380
    Hakudo Co., Ltd.                                                 4,300       58,582
    Harima Chemicals Group, Inc.                                    73,300      503,894
#   Hodogaya Chemical Co., Ltd.                                     37,000      911,998

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
Materials -- (Continued)
    Hokkan Holdings, Ltd.                                          275,000 $ 1,123,859
    Hokko Chemical Industry Co., Ltd.                              104,000     433,889
#   Hokuetsu Kishu Paper Co., Ltd.                                 857,799   5,204,993
    Honshu Chemical Industry Co., Ltd.                              14,000      99,787
    Ihara Chemical Industry Co., Ltd.                              199,100   1,844,661
    Ise Chemicals Corp.                                             81,000     354,545
*   Ishihara Sangyo Kaisha, Ltd.                                   191,150   1,559,719
    Ishizuka Glass Co., Ltd.                                       119,000     232,924
    JCU Corp.                                                       31,000   1,613,532
    JSP Corp.                                                       75,800   1,758,956
    Kanto Denka Kogyo Co., Ltd.                                    264,000   2,510,367
    Katakura & Co-op Agri Corp.                                     39,000      81,812
    Kawakin Holdings Co., Ltd.                                      11,000      34,432
    Keeper Technical Laboratory                                      2,100      35,983
    Kimoto Co., Ltd.                                               228,000     500,378
    Koatsu Gas Kogyo Co., Ltd.                                     160,393   1,042,183
#   Kogi Corp.                                                      55,000     129,901
    Kohsoku Corp.                                                   60,200     577,694
    Konishi Co., Ltd.                                              193,600   2,242,502
    Konoshima Chemical Co., Ltd.                                     1,000      11,129
    Krosaki Harima Corp.                                           275,000     969,007
#   Kumiai Chemical Industry Co., Ltd.                              79,300     463,274
    Kureha Corp.                                                    87,650   3,717,247
    Kurimoto, Ltd.                                                  61,500   1,282,852
    Kuriyama Holdings Corp.                                         16,200     264,156
    Kyoei Steel, Ltd.                                              106,200   2,141,637
    Kyowa Leather Cloth Co., Ltd.                                   47,700     375,153
    Lintec Corp.                                                   286,700   6,416,361
#   MEC Co., Ltd.                                                  109,500     995,766
    Mitani Sekisan Co., Ltd.                                        32,200     838,526
*   Mitsubishi Paper Mills, Ltd.                                   167,900   1,167,527
    Mitsubishi Steel Manufacturing Co., Ltd.                       849,000   1,936,926
    Mitsui Mining & Smelting Co., Ltd.                           3,627,000  10,141,809
#   MORESCO Corp.                                                   41,300     633,424
    Mory Industries, Inc.                                           30,400     557,917
*   Nakayama Steel Works, Ltd.                                      93,500     629,666
    Neturen Co., Ltd.                                              183,300   1,460,320
#*  New Japan Chemical Co., Ltd.                                   182,300     254,784
    Nicca Chemical Co., Ltd.                                         6,000      57,257
    Nichia Steel Works, Ltd.                                       164,900     413,809
    Nihon Kagaku Sangyo Co., Ltd.                                   71,000     839,136
#   Nihon Nohyaku Co., Ltd.                                        272,900   1,484,530
    Nihon Parkerizing Co., Ltd.                                    553,500   6,778,927
    Nihon Yamamura Glass Co., Ltd.                                 503,000     916,323
    Nippon Carbide Industries Co., Inc.                            434,000     580,485
    Nippon Chemical Industrial Co., Ltd.                           477,000   1,012,826
#   Nippon Concrete Industries Co., Ltd.                           253,600     771,927
*   Nippon Denko Co., Ltd.                                         673,414   1,938,271
    Nippon Fine Chemical Co., Ltd.                                  81,000     641,107
    Nippon Kayaku Co., Ltd.                                        683,000   8,926,474
#*  Nippon Kinzoku Co., Ltd.                                        29,300     353,777
#   Nippon Koshuha Steel Co., Ltd.                                 460,000     349,948
    Nippon Light Metal Holdings Co., Ltd.                        3,065,900   7,488,869

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
Materials -- (Continued)
#   Nippon Paper Industries Co., Ltd.                              290,600 $ 5,320,343
    Nippon Pillar Packing Co., Ltd.                                116,800   1,415,518
    Nippon Soda Co., Ltd.                                          827,000   4,021,867
#   Nippon Valqua Industries, Ltd.                                  97,799   1,545,992
    Nippon Yakin Kogyo Co., Ltd.                                   831,300   1,396,913
#   Nisshin Steel Co., Ltd.                                        582,592   7,893,928
#   Nitta Gelatin, Inc.                                             77,400     515,963
    Nittetsu Mining Co., Ltd.                                       34,400   1,735,521
#   Nitto FC Co., Ltd.                                              83,800     690,913
    NOF Corp.                                                      870,000   9,113,685
    Nozawa Corp.                                                     3,500      35,311
    Okamoto Industries, Inc.                                       405,000   3,818,619
    Okura Industrial Co., Ltd.                                     284,000   1,347,675
    Osaka Organic Chemical Industry, Ltd.                           74,500     596,305
    Osaka Soda Co., Ltd.                                           424,000   1,863,741
    Osaka Steel Co., Ltd.                                           83,300   1,553,425
*   OSAKA Titanium Technologies Co., Ltd.                           16,100     258,108
#*  Pacific Metals Co., Ltd.                                       941,000   2,973,350
    Pack Corp. (The)                                                80,200   2,097,470
#*  Rasa Industries, Ltd.                                          480,000     598,820
    Rengo Co., Ltd.                                              1,261,000   7,701,037
#   Riken Technos Corp.                                            212,600   1,066,151
    Sakai Chemical Industry Co., Ltd.                              570,000   2,012,414
    Sakata INX Corp.                                               252,400   3,307,197
    Sanyo Chemical Industries, Ltd.                                 69,800   3,048,394
    Sanyo Special Steel Co., Ltd.                                  650,300   3,444,362
    Seiko PMC Corp.                                                 20,100     214,957
    Sekisui Plastics Co., Ltd.                                     134,000     978,422
    Shikoku Chemicals Corp.                                        225,000   2,216,276
    Shin-Etsu Polymer Co., Ltd.                                    258,500   1,900,097
    Shinagawa Refractories Co., Ltd.                               264,000     665,929
#   Shinko Wire Co., Ltd.                                          184,000     234,650
    Showa Denko K.K.                                               845,099  13,868,257
    Soken Chemical & Engineering Co., Ltd.                           3,200      46,021
    Stella Chemifa Corp.                                            61,800   1,877,790
    Sumitomo Bakelite Co., Ltd.                                  1,163,000   6,877,766
    Sumitomo Osaka Cement Co., Ltd.                              2,493,000  10,038,612
    Sumitomo Seika Chemicals Co., Ltd.                              55,800   2,322,561
    T Hasegawa Co., Ltd.                                           134,800   2,296,615
#   T&K Toka Co., Ltd.                                              80,000     735,732
    Taisei Lamick Co., Ltd.                                         29,600     814,594
    Taiyo Holdings Co., Ltd.                                       104,900   4,236,958
    Takasago International Corp.                                    87,200   2,333,672
    Takiron Co., Ltd.                                              295,000   1,394,084
#*  Tanaka Chemical Corp.                                           62,500     475,932
    Tayca Corp.                                                    182,000   1,144,133
    Tenma Corp.                                                     80,800   1,469,667
    Toagosei Co., Ltd.                                             658,000   7,043,884
#   Toda Kogyo Corp.                                               253,000     642,429
#   Toho Titanium Co., Ltd.                                        183,700   1,464,647
    Toho Zinc Co., Ltd.                                            800,000   3,484,406
    Tokai Carbon Co., Ltd.                                       1,289,000   4,633,886
    Tokushu Tokai Paper Co., Ltd.                                   57,258   2,034,253

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
Materials -- (Continued)
*   Tokuyama Corp.                                               2,159,000 $  9,662,834
    Tokyo Ohka Kogyo Co., Ltd.                                     220,600    7,881,487
    Tokyo Rope Manufacturing Co., Ltd.                              84,800    1,434,230
    Tokyo Steel Manufacturing Co., Ltd.                            652,000    5,876,171
    Tokyo Tekko Co., Ltd.                                          251,000    1,065,836
#   Tomoegawa Co., Ltd.                                            125,000      253,433
#   Tomoku Co., Ltd.                                               339,000    1,005,984
    Topy Industries, Ltd.                                          114,200    3,191,724
    Toyo Ink SC Holdings Co., Ltd.                               1,157,000    5,647,354
    Toyo Kohan Co., Ltd.                                           286,000    1,038,739
    Toyobo Co., Ltd.                                             5,688,000    9,221,049
    TYK Corp.                                                      138,000      240,533
    UACJ Corp.                                                   1,486,415    4,673,078
    Ube Industries, Ltd.                                         6,126,000   14,729,234
#   W-Scope Corp.                                                  148,900    2,410,598
    Wood One Co., Ltd.                                             164,000      402,423
    Yamato Kogyo Co., Ltd.                                         188,800    5,645,407
    Yodogawa Steel Works, Ltd.                                     144,700    4,127,281
    Yotai Refractories Co., Ltd.                                     8,000       25,706
    Yuki Gosei Kogyo Co., Ltd.                                      36,200       86,628
    Yushiro Chemical Industry Co., Ltd.                             61,400      792,877
    Zeon Corp.                                                     613,000    7,034,352
                                                                           ------------
Total Materials                                                             406,157,522
                                                                           ------------
Real Estate -- (1.8%)
    AD Works Co., Ltd.                                             572,000      217,441
    Airport Facilities Co., Ltd.                                   132,770      706,771
    Anabuki Kosan, Inc.                                              2,200       50,869
    Aoyama Zaisan Networks Co., Ltd.                                 7,900       50,174
#   Apamanshop Holdings Co., Ltd.                                   40,900      332,617
#   Ardepro Co., Ltd.                                              872,800    1,089,424
#*  Ascot Corp.                                                     42,600      216,348
    CRE, Inc.                                                        5,000       67,444
    Daibiru Corp.                                                  303,600    2,753,826
    Daikyo, Inc.                                                 1,904,000    3,910,108
    Dear Life Co., Ltd.                                              3,300       11,331
    Goldcrest Co., Ltd.                                            101,790    1,808,688
    Grandy House Corp.                                              31,200      115,704
    Heiwa Real Estate Co., Ltd.                                    236,600    3,288,146
#   Ichigo, Inc.                                                 1,303,900    4,230,287
#   Japan Property Management Center Co., Ltd.                      75,300      858,491
    Kabuki-Za Co., Ltd.                                             36,000    1,632,263
    Keihanshin Building Co., Ltd.                                  197,900    1,051,453
#   Kenedix, Inc.                                                1,201,100    4,489,936
#   Land Business Co., Ltd.                                         40,900      103,211
    Leopalace21 Corp.                                            1,960,700   11,231,749
    Mugen Estate Co., Ltd.                                          66,300      442,123
    Nisshin Fudosan Co.                                            186,100      870,402
    Open House Co., Ltd.                                           179,100    4,192,103
*   Properst Co., Ltd.                                              26,600       52,710
#   Raysum Co., Ltd.                                                78,500      554,041
#   SAMTY Co., Ltd.                                                 76,900      783,161
    Sankyo Frontier Co., Ltd.                                       12,000      140,741

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                    SHARES      VALUE++
                                                                  ---------- --------------
Real Estate -- (Continued)
#    Shinoken Group Co., Ltd.                                         76,100 $    1,275,965
     Star Mica Co., Ltd.                                              29,100        540,600
*    Striders Corp.                                                  103,000         77,564
     Sumitomo Real Estate Sales Co., Ltd.                            106,460      2,422,419
     Sun Frontier Fudousan Co., Ltd.                                 163,300      1,451,881
#    Takara Leben Co., Ltd.                                          552,800      3,094,692
#    TOC Co., Ltd.                                                   323,950      2,560,361
#    Tokyo Rakutenchi Co., Ltd.                                      207,000        962,979
#    Tokyo Theatres Co., Inc.                                        468,000        691,056
     Tosei Corp.                                                     201,700      1,362,190
     Unizo Holdings Co., Ltd.                                         95,300      2,710,574
     Urbanet Corp. Co., Ltd.                                          20,100         66,556
                                                                             --------------
Total Real Estate                                                                62,468,399
                                                                             --------------
Telecommunication Services -- (0.1%)
#*   Broadmedia Corp.                                                257,200        221,070
     Freebit Co., Ltd.                                                25,800        209,660
#    Okinawa Cellular Telephone Co.                                   43,600      1,372,440
#    WirelessGate, Inc.                                               39,400        605,586
                                                                             --------------
Total Telecommunication Services                                                  2,408,756
                                                                             --------------
Utilities -- (0.7%)
#    eRex Co., Ltd.                                                   47,400      1,380,315
     Hiroshima Gas Co., Ltd.                                         109,300        355,283
     Hokkaido Electric Power Co., Inc.                             1,082,100      7,840,690
     Hokkaido Gas Co., Ltd.                                          281,000        689,439
     Hokuriku Gas Co., Ltd.                                            9,900        238,377
     K&O Energy Group, Inc.                                           80,200      1,264,260
     Okinawa Electric Power Co., Inc. (The)                          214,834      4,972,566
     Saibu Gas Co., Ltd.                                           1,881,000      4,246,525
     Shizuoka Gas Co., Ltd.                                          315,100      2,045,157
     Toell Co., Ltd.                                                  13,800        114,775
     West Holdings Corp.                                              96,800        698,869
                                                                             --------------
Total Utilities                                                                  23,846,256
                                                                             --------------
TOTAL COMMON STOCKS                                                           3,144,643,414
                                                                             --------------
TOTAL INVESTMENT SECURITIES                                                   3,144,643,414
                                                                             --------------

                                                                                VALUE+
                                                                             --------------
SECURITIES LENDING COLLATERAL -- (7.1%)
(S)@ DFA Short Term Investment Fund                               20,692,156    239,449,624
                                                                             --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,922,165,432)^^                        $3,384,093,038
                                                                             ==============

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ------------------------------------------------
                                                              LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                             ---------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary                                    $  823,679 $  600,134,194   --    $  600,957,873
   Consumer Staples                                           3,961,363    246,396,570   --       250,357,933
   Energy                                                            --     34,730,125   --        34,730,125
   Financials                                                        --    298,849,669   --       298,849,669
   Health Care                                                       --    135,958,904   --       135,958,904
   Industrials                                                       --    910,691,522   --       910,691,522
   Information Technology                                            --    418,216,455   --       418,216,455
   Materials                                                         --    406,157,522   --       406,157,522
   Real Estate                                                       --     62,468,399   --        62,468,399
   Telecommunication Services                                        --      2,408,756   --         2,408,756
   Utilities                                                         --     23,846,256   --        23,846,256
Securities Lending Collateral                                        --    239,449,624   --       239,449,624
                                                             ---------- --------------   --    --------------
TOTAL                                                        $4,785,042 $3,379,307,996   --    $3,384,093,038
                                                             ========== ==============   ==    ==============

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                   SHARES     VALUE++
                                                                 ---------- -----------
COMMON STOCKS -- (86.7%)
    AUSTRALIA -- (43.4%)
*   3P Learning, Ltd.                                                16,559 $    11,931
*   AAT Corp., Ltd.                                                      99          --
*   Acrux, Ltd.                                                     660,428     155,559
    Adacel Technologies, Ltd.                                        15,787      28,521
    Adelaide Brighton, Ltd.                                       3,668,074  14,252,693
*   AED Oil, Ltd.                                                   363,401          --
#   Ainsworth Game Technology, Ltd.                                 801,969   1,101,737
*   Alkane Resources, Ltd.                                        1,463,658     378,101
    ALS, Ltd.                                                     1,315,878   5,915,073
#   Altium, Ltd.                                                    233,430   1,430,538
*   Altona Mining, Ltd.                                           1,108,169     113,749
#   Alumina, Ltd.                                                 5,055,712   7,449,367
#   AMA Group, Ltd.                                                 263,663     197,991
    Amaysim Australia, Ltd.                                          84,737     131,218
    Ansell, Ltd.                                                    563,728  10,160,923
*   Antares Energy, Ltd.                                            199,346       3,987
#   AP Eagers, Ltd.                                                 242,303   1,767,199
*   APN News & Media, Ltd.                                        1,911,001   3,683,462
#   APN Outdoor Group, Ltd.                                         383,050   1,637,069
    APN Property Group Ltd.                                          26,661       8,704
    Appen, Ltd.                                                      31,356      66,623
#   ARB Corp., Ltd.                                                 478,040   5,880,021
#   Ardent Leisure Group                                            731,999   1,167,499
#*  Arrium, Ltd.                                                 17,951,296          95
    Asaleo Care, Ltd.                                               920,754   1,053,540
*   Atlas Iron, Ltd.                                              2,098,007      70,202
    AUB Group, Ltd.                                                 261,159   2,072,928
*   Ausdrill, Ltd.                                                1,723,145   1,828,554
#   Austal, Ltd.                                                  1,230,775   1,495,163
#*  Australian Agricultural Co., Ltd.                             2,525,883   2,808,732
    Australian Pharmaceutical Industries, Ltd.                    2,445,097   3,501,813
    Australian Vintage, Ltd.                                      4,105,188   1,635,185
#   Auswide Bank, Ltd.                                               94,385     380,842
#   Automotive Holdings Group, Ltd.                               1,729,397   5,131,221
*   Avanco Resources, Ltd.                                        2,444,368     164,969
    Aveo Group                                                      878,958   2,126,205
#   AVJennings, Ltd.                                              7,051,385   3,232,803
#*  AWE, Ltd.                                                     3,834,269   1,690,243
    Baby Bunting Group, Ltd.                                          1,176       2,151
    Bank of Queensland, Ltd.                                        869,690   7,901,603
#   Bapcor, Ltd.                                                    641,446   2,668,382
    Beach Energy, Ltd.                                           13,573,519   7,746,994
#*  Beadell Resources, Ltd.                                       5,808,573   1,352,611
#   Bega Cheese, Ltd.                                               575,247   2,239,873
#   Bellamy's Australia, Ltd.                                       270,885     869,460
#*  Billabong International, Ltd.                                   756,968     780,984
#   Blackmores, Ltd.                                                 81,784   7,172,707
#   Blue Sky Alternative Investments, Ltd.                           39,616     207,438
    BlueScope Steel, Ltd.                                           521,553   4,434,921
*   Boart Longyear, Ltd.                                          2,546,867     241,362
*   Boom Logistics, Ltd.                                            166,262      15,166

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
AUSTRALIA -- (Continued)
    Boral, Ltd.                                                   3,427,616 $15,147,634
*   Bradken, Ltd.                                                 1,242,062   3,033,679
#   Breville Group, Ltd.                                            813,901   5,155,832
    Brickworks, Ltd.                                                228,958   2,199,991
#   BT Investment Management, Ltd.                                  613,273   4,358,042
#*  Buccaneer Energy, Ltd.                                        3,283,586          --
#*  Buru Energy, Ltd.                                               316,943      45,770
#   Cabcharge Australia, Ltd.                                       863,423   2,392,589
    Capilano Honey, Ltd.                                              6,569      79,109
*   Capitol Health, Ltd.                                            164,543      14,333
*   Capral, Ltd.                                                     58,499       7,417
#*  Cardno, Ltd.                                                  1,615,947   1,391,860
*   Carnarvon Petroleum, Ltd.                                     5,095,141     371,094
*   Carnegie Clean Energy, Ltd.                                     563,165      37,660
    carsales.com, Ltd.                                            1,702,940  13,495,405
#   Cash Converters International, Ltd.                           2,406,480     648,801
*   CDS Technologies, Ltd.                                           13,276          --
    Cedar Woods Properties, Ltd.                                    323,002   1,318,824
    Cleanaway Waste Management, Ltd.                             10,357,050   8,958,222
*   Clinuvel Pharmaceuticals, Ltd.                                   44,412     270,777
    Codan, Ltd.                                                     438,878     674,957
#   Collection House, Ltd.                                        2,175,227   2,253,351
    Collins Foods, Ltd.                                             335,073   1,530,675
*   Cooper Energy, Ltd.                                             719,967     205,025
#   Corporate Travel Management, Ltd.                               250,018   3,300,561
    Costa Group Holdings, Ltd.                                      119,336     297,047
    Cover-More Group, Ltd.                                          353,468     514,810
#   Credit Corp. Group, Ltd.                                        159,925   2,128,633
#   CSG, Ltd.                                                     1,003,475     593,539
    CSR, Ltd.                                                     3,680,857  12,326,154
*   CuDeco, Ltd.                                                    387,893     117,656
    Data#3, Ltd.                                                    585,871     799,900
#   Decmil Group, Ltd.                                              867,988     688,552
*   Devine, Ltd.                                                    224,413      76,683
    Dicker Data, Ltd.                                                12,339      23,215
    Donaco International, Ltd.                                       28,566       7,803
    Downer EDI, Ltd.                                              2,910,872  13,701,445
*   DSHE Holdings, Ltd.                                              91,564          --
    DuluxGroup, Ltd.                                              3,101,823  14,296,001
    DWS, Ltd.                                                       395,621     447,347
    Eclipx Group, Ltd.                                              170,997     485,665
#*  Elders, Ltd.                                                    493,928   1,592,278
*   Emeco Holdings, Ltd.                                          1,193,646      77,758
#*  Energy Resources of Australia, Ltd.                           1,156,799     605,770
#*  Energy World Corp., Ltd.                                      4,185,404   1,233,048
*   Enero Group, Ltd.                                                12,387       8,540
#   EQT Holdings, Ltd.                                               22,542     316,349
#   ERM Power, Ltd.                                                 822,449     751,598
#   Estia Health, Ltd.                                              220,069     448,256
    Euroz, Ltd.                                                     101,762      79,355
    Event Hospitality and Entertainment, Ltd.                       502,500   5,623,247
    Evolution Mining, Ltd.                                        4,976,497   8,093,457
    Fairfax Media, Ltd.                                          15,303,894   9,876,566

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
AUSTRALIA -- (Continued)
#*  FAR, Ltd.                                                    1,808,777 $   109,829
    Finbar Group, Ltd.                                             154,390     111,281
#*  Fleetwood Corp., Ltd.                                          394,575     578,304
#   FlexiGroup, Ltd.                                             1,059,617   1,834,621
#   Flight Centre Travel Group, Ltd.                               168,891   3,840,059
#   G8 Education, Ltd.                                           1,589,192   4,308,541
#   Gateway Lifestyle                                              161,886     249,218
    Gazal Corp., Ltd.                                               22,520      39,217
#   GBST Holdings, Ltd.                                             41,117     120,096
#   Genworth Mortgage Insurance Australia, Ltd.                    200,049     505,018
    Global Construction Services, Ltd.                               4,832       2,107
    GR Engineering Services, Ltd.                                    8,765      10,401
    GrainCorp, Ltd. Class A                                      1,251,687   9,024,246
    Grange Resources, Ltd.                                       1,724,297     288,172
#   Greencross, Ltd.                                               202,188   1,010,734
#   GUD Holdings, Ltd.                                             882,277   6,497,841
    GWA Group, Ltd.                                              2,003,302   3,984,547
#   Hansen Technologies, Ltd.                                      222,485     651,795
    Healthscope, Ltd.                                            1,336,318   2,219,179
    HFA Holdings, Ltd.                                             310,766     504,546
#*  Hills, Ltd.                                                  1,277,876     329,844
*   Horizon Oil, Ltd.                                            4,073,887     191,684
*   IDM International, Ltd.                                            958          --
    IDP Education, Ltd.                                              9,712      30,058
    Iluka Resources, Ltd.                                        1,499,173   8,603,682
*   Imdex, Ltd.                                                  1,586,552     818,916
#   IMF Bentham, Ltd.                                              762,337   1,012,608
    Independence Group NL                                        2,082,153   5,984,517
*   Infigen Energy                                               2,588,938   1,966,114
    Infomedia, Ltd.                                              2,051,811   1,129,254
    Integrated Research, Ltd.                                      344,737     793,383
#   InvoCare, Ltd.                                                 909,636   9,167,220
#   IOOF Holdings, Ltd.                                          2,068,330  14,286,364
#   IRESS, Ltd.                                                  1,123,183   9,632,233
#   iSelect, Ltd.                                                  149,200     196,927
#   iSentia Group, Ltd.                                            373,303     742,687
#   Japara Healthcare, Ltd.                                        238,347     379,245
#   JB Hi-Fi, Ltd.                                                 962,791  20,195,054
*   Jupiter Mines, Ltd.                                            405,443       5,658
    K&S Corp., Ltd.                                                265,983     317,105
#*  Karoon Gas Australia, Ltd.                                     804,029   1,096,818
#*  Kingsgate Consolidated, Ltd.                                 1,717,937     363,589
*   Kingsrose Mining, Ltd.                                         937,248      71,081
*   Lednium Technology Pty, Ltd.                                   195,019          --
    Link Administration Holdings, Ltd.                              13,977      81,365
#*  Lynas Corp., Ltd.                                            3,390,978     218,972
    MACA, Ltd.                                                     712,773     857,434
*   Macmahon Holdings, Ltd.                                      6,881,875     809,568
    Macquarie Atlas Roads Group                                    565,764   2,154,336
    Magellan Financial Group, Ltd.                                 493,135   8,797,192
#   Mantra Group, Ltd.                                             765,881   1,575,615
    MaxiTRANS Industries, Ltd.                                     915,613     416,898
#*  Mayne Pharma Group, Ltd.                                     6,419,629   6,140,003

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
AUSTRALIA -- (Continued)
    McMillan Shakespeare, Ltd.                                     430,931 $ 3,425,722
    McPherson's, Ltd.                                              558,677     439,740
*   Medusa Mining, Ltd.                                          1,263,898     384,364
    Melbourne IT, Ltd.                                             441,811     666,919
#*  Mesoblast, Ltd.                                                143,272     174,942
#*  Metals X, Ltd.                                               1,642,001     996,284
#*  Metcash, Ltd.                                                5,144,197   8,225,308
#   Michael Hill International, Ltd.                             1,490,263   1,492,461
*   Millennium Minerals, Ltd.                                       45,061       9,903
*   Mincor Resources NL                                          1,067,643     214,927
#   Mineral Resources, Ltd.                                      1,168,088  10,906,714
#*  MMA Offshore, Ltd.                                           2,282,868     484,441
    MNF Group, Ltd.                                                  3,078      10,621
#   Monadelphous Group, Ltd.                                       795,650   6,279,389
    Monash IVF Group, Ltd.                                         155,665     196,360
#   Money3 Corp., Ltd.                                              29,801      38,884
*   Morning Star Gold NL                                           332,749          76
    Mortgage Choice, Ltd.                                          680,426   1,266,099
*   Mount Gibson Iron, Ltd.                                      4,617,886   1,330,432
#   Myer Holdings, Ltd.                                          5,669,367   5,207,967
    MYOB Group, Ltd.                                                11,334      29,232
    MyState, Ltd.                                                  193,507     665,547
    Navitas, Ltd.                                                1,459,890   4,906,213
*   Nearmap, Ltd.                                                  176,170      80,322
#*  NetComm Wireless, Ltd.                                          36,441      51,033
    New Hope Corp., Ltd.                                           212,522     258,220
*   NEXTDC, Ltd.                                                    42,329      99,044
    nib holdings, Ltd.                                           2,713,689   9,482,561
    Nick Scali, Ltd.                                               171,369     857,085
#   Nine Entertainment Co. Holdings, Ltd.                          650,611     491,505
    Northern Star Resources, Ltd.                                4,806,957  13,984,245
#*  NRW Holdings, Ltd.                                           2,147,851   1,142,398
    Nufarm, Ltd.                                                 1,353,168   9,216,722
#   OFX Group, Ltd.                                                608,481     771,366
    oOh!media, Ltd.                                                 49,189     166,742
#*  Orocobre, Ltd.                                                 389,899   1,250,467
    Orora, Ltd.                                                  4,036,759   8,734,470
#   OrotonGroup, Ltd.                                              131,885     173,723
    OZ Minerals, Ltd.                                            2,198,276  15,000,138
#   Pacific Current Group, Ltd.                                     30,242     120,981
    Pacific Smiles Group, Ltd.                                     247,728     373,168
    Pact Group Holdings, Ltd.                                      277,018   1,373,353
#*  Paladin Energy, Ltd.                                         9,564,569     907,889
*   Panoramic Resources, Ltd.                                    1,865,498     375,776
#   Peet, Ltd.                                                   1,645,757   1,291,156
#*  Peninsula Energy, Ltd.                                         209,095     108,689
#   Perpetual, Ltd.                                                356,426  12,656,839
#*  Perseus Mining, Ltd.                                         3,800,711     971,182
#   Platinum Asset Management, Ltd.                                357,871   1,355,903
*   Pluton Resources, Ltd.                                          20,710          --
#   PMP, Ltd.                                                    2,327,074   1,138,496
    Premier Investments, Ltd.                                      594,567   5,820,436
*   Prima Biomed, Ltd.                                           1,409,121      37,113

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
AUSTRALIA -- (Continued)
    Primary Health Care, Ltd.                                     3,292,878 $ 9,371,231
#   Prime Media Group, Ltd.                                       2,031,951     470,257
    Pro Medicus, Ltd.                                                 3,343      12,561
#   Programmed Maintenance Services, Ltd.                         1,818,274   2,621,816
#   Qube Holdings, Ltd.                                           3,194,523   5,575,630
#*  Ramelius Resources, Ltd.                                      2,721,716   1,243,446
#   RCG Corp., Ltd.                                                 482,996     499,601
    RCR Tomlinson, Ltd.                                           1,055,209   2,328,061
    Reckon, Ltd.                                                    374,943     458,579
*   Red 5, Ltd.                                                       9,022         488
#   Reece, Ltd.                                                     228,772   7,733,551
#   Regis Healthcare, Ltd.                                          345,772   1,145,585
    Regis Resources, Ltd.                                         2,663,182   6,454,379
#   Reject Shop, Ltd. (The)                                         265,486   1,707,863
#   Resolute Mining, Ltd.                                         6,772,221   7,536,738
#   Retail Food Group, Ltd.                                       1,099,481   5,372,920
#   Ridley Corp., Ltd.                                            1,365,765   1,332,177
*   RiverCity Motorway Group                                      1,563,354          --
*   RungePincockMinarco, Ltd.                                        30,702      12,900
    Ruralco Holdings, Ltd.                                          115,893     267,992
*   Salmat, Ltd.                                                    645,788     298,731
    Sandfire Resources NL                                           674,598   3,375,568
*   Saracen Mineral Holdings, Ltd.                                6,350,203   5,134,092
#   SeaLink Travel Group, Ltd.                                       33,446     116,705
#   Select Harvests, Ltd.                                           532,021   2,259,700
*   Senetas Corp., Ltd.                                             131,335      10,966
#*  Senex Energy, Ltd.                                            6,525,453   1,385,693
    Servcorp, Ltd.                                                  319,070   1,524,711
    Service Stream, Ltd.                                          1,930,150   1,693,117
    Seven Group Holdings, Ltd.                                      559,015   3,104,661
#   Seven West Media, Ltd.                                        7,785,820   4,788,324
    SG Fleet Group, Ltd.                                             86,366     224,238
    Shine Corporate, Ltd.                                            15,573       8,326
    Sigma Pharmaceuticals, Ltd.                                   7,584,855   6,932,843
#*  Silex Systems, Ltd.                                             511,695     269,747
#   Silver Chef, Ltd.                                               110,079     751,415
#*  Silver Lake Resources, Ltd.                                   3,947,068   2,014,642
#   Sims Metal Management, Ltd.                                   1,382,214  11,746,462
    Sirtex Medical, Ltd.                                            413,240   4,405,138
#*  Slater & Gordon, Ltd.                                         2,016,208     390,165
    SmartGroup Corp., Ltd.                                           58,935     288,475
#   SMS Management & Technology, Ltd.                               575,318     606,139
    Southern Cross Media Group, Ltd.                              3,965,374   4,421,449
#   Spark Infrastructure Group                                   11,913,246  21,173,542
*   Specialty Fashion Group, Ltd.                                   786,397     313,517
    SpeedCast International, Ltd.                                   115,660     315,254
    Spotless Group Holdings, Ltd.                                 3,358,153   2,396,375
*   St Barbara, Ltd.                                              3,864,261   6,840,917
    Star Entertainment Grp, Ltd. (The)                            1,234,530   4,472,227
    Steadfast Group, Ltd.                                         1,948,644   3,387,097
*   Strike Energy, Ltd.                                           1,576,787     102,744
*   Sundance Energy Australia, Ltd.                               5,684,787     865,351
    Sunland Group, Ltd.                                             729,757     925,441

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
AUSTRALIA -- (Continued)
#   Super Retail Group, Ltd.                                      1,280,749 $  9,469,704
*   Superloop, Ltd.                                                   2,718        5,121
#*  Syrah Resources, Ltd.                                           200,945      470,398
    Tabcorp Holdings, Ltd.                                        3,586,818   12,891,917
    Tassal Group, Ltd.                                              922,313    3,231,599
    Technology One, Ltd.                                          1,645,166    6,429,641
#*  Ten Network Holdings, Ltd.                                    1,309,458      894,504
#   TFS Corp., Ltd.                                               2,106,773    2,510,975
    Thorn Group, Ltd.                                               637,974      837,125
*   Tiger Resources, Ltd.                                         9,447,997      279,657
    Tox Free Solutions, Ltd.                                      1,181,498    2,374,760
    Treasury Wine Estates, Ltd.                                     458,301    4,043,141
*   Tribune Resources, Ltd.                                           3,093       14,096
#*  Troy Resources, Ltd.                                          2,230,415      254,903
#   Villa World, Ltd.                                               293,588      541,119
#   Village Roadshow, Ltd.                                          831,506    2,499,625
*   Virgin Australia Holdings, Ltd.()                             7,648,897           --
*   Virgin Australia Holdings, Ltd.(B43DQC7)                     11,885,050    1,983,493
    Virtus Health, Ltd.                                             246,508      957,677
#   Vita Group, Ltd.                                                112,514      271,427
#   Vocus Group, Ltd.                                             4,260,609   13,065,999
*   Watpac, Ltd.                                                    760,701      433,255
    Webjet, Ltd.                                                    604,413    5,177,327
    Webster, Ltd.                                                    23,507       24,448
#*  Western Areas, Ltd.                                           2,274,784    4,247,298
#*  Westgold Resources, Ltd.                                        820,999    1,235,952
#*  Whitehaven Coal, Ltd.                                         4,143,411    8,949,245
#*  WorleyParsons, Ltd.                                             600,923    4,518,434
    WPP AUNZ, Ltd.                                                2,447,007    1,970,292
                                                                            ------------
TOTAL AUSTRALIA                                                              770,641,814
                                                                            ------------
CHINA -- (0.1%)
    China Everbright Water, Ltd.                                  3,313,100    1,008,933
    K Wah International Holdings, Ltd.                            1,860,632      929,396
*   Lifestyle China Group, Ltd.                                   1,514,000      354,502
                                                                            ------------
TOTAL CHINA                                                                    2,292,831
                                                                            ------------
HONG KONG -- (24.5%)
*   13 Holdings, Ltd. (The)                                          54,500       16,109
    Aeon Credit Service Asia Co., Ltd.                              582,000      418,344
    Aeon Stores Hong Kong Co., Ltd.                                 248,000      220,494
    Agritrade Resources, Ltd.                                     3,065,000      566,327
    Alco Holdings, Ltd.                                           1,614,000      476,102
    Allan International Holdings                                     32,000        7,877
    Allied Group, Ltd.                                              663,200    3,485,706
    Allied Properties HK, Ltd.                                   12,007,857    2,689,219
*   Anxian Yuan China Holdings, Ltd.                              3,100,000       33,780
*   Apac Resources, Ltd.                                         31,747,350      454,006
*   Applied Development Holdings, Ltd.                            5,550,000      535,655
    APT Satellite Holdings, Ltd.                                  3,008,500    1,511,253
    Arts Optical International Hldgs, Ltd.                          730,000      296,786
    Asia Financial Holdings, Ltd.                                 2,404,908    1,189,156

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                   SHARES    VALUE++
                                                                 ---------- ----------
HONG KONG -- (Continued)
*   Asia Satellite Telecommunications Holdings, Ltd.                934,500 $1,173,678
    Asia Standard Hotel Group, Ltd.                              11,437,218    375,153
    Asia Standard International Group, Ltd.                      13,316,917  2,755,772
    ASM Pacific Technology, Ltd.                                    145,100  1,764,163
    Associated International Hotels, Ltd.                           952,000  2,769,435
*   Auto Italia Holdings                                          1,900,000     28,856
*   BeijingWest Industries International, Ltd.                      419,600     99,385
*   Bel Global Resources Holdings, Ltd.                           2,576,000         --
#   BEP International Holdings, Ltd.                             20,370,000  1,173,977
*   Bestway International Holdings, Ltd.                          1,495,000    329,486
    Bonjour Holdings, Ltd.                                       13,988,600    655,592
    Bossini International Holdings, Ltd.                          3,699,500    213,107
    Bright Smart Securities & Commodities Group, Ltd.             5,254,000  1,798,824
#*  Brightoil Petroleum Holdings, Ltd.                            6,741,000  2,078,153
#*  Brockman Mining, Ltd.                                        22,810,814    385,161
*   Burwill Holdings, Ltd.                                       31,596,960    799,785
    Cafe de Coral Holdings, Ltd.                                  2,412,000  7,999,530
*   Cash Financial Services Group, Ltd.                           3,438,000    209,482
*   CCT Land Holdings, Ltd.                                      18,640,000     26,371
    Century City International Holdings, Ltd.                     6,391,460    443,113
*   CGN Mining Co., Ltd.                                          1,085,000    116,994
*   Champion Technology Holdings, Ltd.                           17,285,089    277,420
    Chen Hsong Holdings                                           1,212,000    305,986
    Cheuk Nang Holdings, Ltd.                                       649,742    459,863
    Chevalier International Holdings, Ltd.                          820,989  1,275,715
*   China Billion Resources, Ltd.                                 2,438,000     10,359
*   China Chuanglian Education Group, Ltd.                        4,664,000     88,935
*   China Digicontent Co., Ltd.                                   2,710,000         --
*   China Energy Development Holdings, Ltd.                      52,140,000    580,832
*   China Environmental Energy Investment, Ltd.                     196,000     11,658
*   China Ever Grand Financial Leasing Group Co., Ltd.              810,000     10,099
    China Flavors & Fragrances Co., Ltd.                            517,028    136,344
*   China Healthcare Enterprise Group, Ltd.                       7,756,000    116,489
#   China LNG Group, Ltd.                                        16,100,000    345,433
*   China Ludao Technology Co., Ltd.                                580,000    125,596
*   China Medical & Healthcare Group, Ltd.                       42,916,800  2,204,334
    China Metal International Holdings, Inc.                      2,670,000    808,553
#   China Motor Bus Co., Ltd.                                        53,600    761,605
*   China National Culture Group, Ltd.                            7,410,000     36,041
*   China Soft Power Technology Holdings, Ltd.                      672,000     13,299
*   China Solar Energy Holdings, Ltd.                             1,669,500      7,262
*   China Star Entertainment, Ltd.                                1,850,000    106,771
#*  China Strategic Holdings, Ltd.                               53,276,250  1,108,283
    China Ting Group Holdings, Ltd.                               2,565,151    153,099
*   China Wah Yan Healthcare, Ltd.                               11,685,000     57,301
#   Chinese Estates Holdings, Ltd.                                   55,000     86,410
*   Chinlink International Holdings, Ltd.                         2,900,000      8,559
    Chinney Investments, Ltd.                                     1,144,000    312,052
    Chong Hing Bank, Ltd.                                            85,000    167,204
    Chow Sang Sang Holdings International, Ltd.                   2,373,000  4,528,846
    Chuang's China Investments, Ltd.                              7,571,407    481,374
    Chuang's Consortium International, Ltd.                       6,943,043  1,310,821
    CITIC Telecom International Holdings, Ltd.                   12,426,125  4,054,303

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                   SHARES      VALUE++
                                                                 ----------- -----------
HONG KONG -- (Continued)
    CK Life Sciences International Holdings, Inc.                 22,714,000 $ 1,978,869
*   CMMB Vision Holdings, Ltd.                                     6,376,000     422,131
    CNQC International Holdings, Ltd.                              2,615,000     979,584
    CNT Group, Ltd.                                                8,303,264     619,204
*   Common Splendor International Health Industry Group, Ltd.      8,436,000     802,399
*   Continental Holdings, Ltd.                                       450,000       7,616
    Convenience Retail Asia, Ltd.                                    142,000      67,827
*   Convoy Global Holdings, Ltd.                                  45,144,000   1,273,707
#*  Cowell e Holdings, Inc.                                        1,794,000     539,757
*   CP Lotus Corp.                                                11,880,000     210,050
*   Crocodile Garments                                             1,611,000     221,284
#   Cross-Harbour Holdings, Ltd. (The)                               856,956   1,232,136
#   CSI Properties, Ltd.                                          37,346,383   1,607,196
#   CW Group Holdings, Ltd.                                        2,624,000     520,176
    Dah Sing Banking Group, Ltd.                                   3,867,116   7,541,314
#   Dah Sing Financial Holdings, Ltd.                              1,500,544  11,586,667
    Dickson Concepts International, Ltd.                           1,282,500     453,777
*   Ding He Mining Holdings, Ltd.                                  7,056,000     101,742
*   Dragonite International, Ltd.                                     56,000      10,566
    Dynamic Holdings, Ltd.                                            18,000      11,034
    Eagle Nice International Holdings, Ltd.                        1,846,000     516,529
    EcoGreen International Group, Ltd.                             1,634,640     351,516
*   EganaGoldpfeil Holdings, Ltd.                                  4,121,757          --
    Emperor Capital Group, Ltd.                                   31,083,000   2,831,534
    Emperor Entertainment Hotel, Ltd.                              4,450,000   1,040,057
    Emperor International Holdings, Ltd.                           8,868,753   2,085,911
*   Emperor Watch & Jewellery, Ltd.                               26,450,000     967,788
#*  Enerchina Holdings, Ltd.                                      10,083,000     399,006
*   ENM Holdings, Ltd.                                            14,680,000   1,129,958
*   EPI Holdings, Ltd.                                             1,950,001      48,146
#*  Esprit Holdings, Ltd.                                         14,828,050  11,573,546
*   eSun Holdings, Ltd.                                            4,344,000     447,493
*   Eternity Investment, Ltd.                                        830,000      26,460
*   Ezcom Holdings, Ltd.                                              72,576          --
#   Fairwood Holdings, Ltd.                                          719,100   2,682,337
    Far East Consortium International, Ltd.                        9,369,798   4,059,999
*   Far East Holdings International, Ltd.                            720,000      75,650
    FIH Mobile, Ltd.                                              12,357,000   3,970,412
    First Pacific Co., Ltd.                                        4,976,000   3,772,903
    First Shanghai Investments, Ltd.                               5,064,000     763,027
    Fountain SET Holdings, Ltd.                                    5,730,000     765,978
    Four Seas Mercantile Holdings, Ltd.                              610,000     298,627
*   Freeman FinTech Corp., Ltd.                                    1,820,000     112,109
    Fulum Group Holdings, Ltd.                                        76,000       9,997
    Future Bright Holdings, Ltd.                                   3,288,000     331,787
    G-Resources Group, Ltd.                                      169,647,600   3,023,326
#*  GCL New Energy Holdings, Ltd.                                 23,402,000   1,201,031
#   Get Nice Financial Group, Ltd.                                   966,600     116,693
#   Get Nice Holdings, Ltd.                                       41,752,000   1,449,985
    Giordano International, Ltd.                                  11,262,000   6,099,076
*   Global Brands Group Holding, Ltd.                             32,030,000   4,024,736
    Glorious Sun Enterprises, Ltd.                                 4,328,000     550,762
    Gold Peak Industries Holdings, Ltd.                            3,029,642     300,259

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
HONG KONG -- (Continued)
    Golden Resources Development International, Ltd.              3,330,500 $   195,958
#*  Good Resources Holdings, Ltd.                                 6,020,000     324,382
*   Grande Holdings, Ltd. (The)                                     882,000      47,927
    Great Eagle Holdings, Ltd.                                      494,467   2,249,000
    Guangnan Holdings, Ltd.                                       2,363,600     295,028
    Guoco Group, Ltd.                                                 2,000      22,537
#   Guotai Junan International Holdings, Ltd.                    24,430,797   8,005,738
#   Haitong International Securities Group, Ltd.                 13,596,015   7,598,119
    Hanison Construction Holdings, Ltd.                           2,103,649     374,783
*   Hao Tian Development Group, Ltd.                             16,639,200     845,278
    Harbour Centre Development, Ltd.                                935,500   1,733,427
    High Fashion International, Ltd.                                268,000      68,187
#   HKBN, Ltd.                                                    1,888,000   2,298,482
*   HKR International, Ltd.                                       5,957,536   2,992,717
    Hon Kwok Land Investment Co., Ltd.                              314,800     143,682
#   Hong Kong Aircraft Engineering Co., Ltd.                        109,600     754,397
*   Hong Kong Building & Loan Agency, Ltd. (The)                  1,200,000      57,029
    Hong Kong Ferry Holdings Co., Ltd.                              855,300     979,469
    Hong Kong Shanghai Alliance Holdings, Ltd.                    1,248,002     149,187
*   Hong Kong Television Network, Ltd.                            2,688,751     462,684
*   HongDa Financial Holding, Ltd.                                1,560,000      58,295
#   Hongkong & Shanghai Hotels, Ltd. (The)                        1,738,112   1,932,749
    Hongkong Chinese, Ltd.                                        5,038,000     936,238
    Hop Hing Group Holdings, Ltd.                                 1,812,000      36,730
    Hopewell Holdings, Ltd.                                       3,287,000  11,736,595
#*  Hsin Chong Group Holdings, Ltd.                              12,421,658     590,157
*   Huarong Investment Stock Corp., Ltd.                            220,000      41,182
    Hung Hing Printing Group, Ltd.                                2,628,000     439,420
    Hutchison Telecommunications Hong Kong Holdings, Ltd.        12,042,000   3,903,251
*   I-CABLE Communications, Ltd.                                  4,529,000     565,022
    IGG, Inc.                                                     7,821,000   5,827,915
#*  Imagi International Holdings, Ltd.                           17,138,400     226,520
*   International Standard Resources Holdings, Ltd.              32,591,500     176,124
*   iOne Holdings, Ltd.                                          11,400,000     321,775
    IPE Group, Ltd.                                               3,345,000     904,859
*   IRC, Ltd.                                                    10,590,266     537,486
    IT, Ltd.                                                      4,344,532   1,788,280
    ITC Corp., Ltd.                                               2,619,150     189,038
    ITC Properties Group, Ltd.                                    5,487,001   2,262,918
*   Jinhui Holdings Co., Ltd.                                       102,000      13,826
    Johnson Electric Holdings, Ltd.                               2,248,750   5,983,508
    Kader Holdings Co., Ltd.                                         92,000       9,440
    Kam Hing International Holdings, Ltd.                         1,830,000     123,488
*   Kantone Holdings, Ltd.                                          919,364      77,335
    Karrie International Holdings, Ltd.                             138,000      13,442
    Keck Seng Investments                                           878,600     645,825
    Kerry Logistics Network, Ltd.                                 2,055,000   2,650,813
*   King Pacific International Holdings, Ltd.                     1,404,200          --
    Kingmaker Footwear Holdings, Ltd.                             1,914,955     533,845
#   Kingston Financial Group, Ltd.                                4,867,000   2,147,806
*   Kong Sun Holdings, Ltd.                                         175,000       7,061
    Kowloon Development Co., Ltd.                                 2,541,000   2,388,046
#*  KuangChi Science, Ltd.                                          207,000      76,493

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ----------- ----------
HONG KONG -- (Continued)
*   Kwan On Holdings, Ltd.                                         1,900,000 $  496,561
    Kwoon Chung Bus Holdings, Ltd.                                    20,000     10,044
    L'Occitane International SA                                      662,500  1,305,356
*   L'sea Resources International Holdings, Ltd.                   5,480,000     70,283
    Lai Sun Development Co., Ltd.                                 90,938,345  1,960,222
    Lai Sun Garment International, Ltd.                            3,347,156    695,112
    Lam Soon Hong Kong, Ltd.                                         302,310    350,357
*   Landing International Development, Ltd.                       24,795,000    203,252
    Landsea Green Properties Co., Ltd.                               948,000     79,323
*   Leading Spirit High-Tech Holdings Co., Ltd.                    2,310,000         --
    Lifestyle International Holdings, Ltd.                         1,916,000  2,456,752
    Lippo China Resources, Ltd.                                   20,922,000    635,051
    Lippo, Ltd.                                                    1,161,700    705,121
    Lisi Group Holdings, Ltd.                                     10,142,000    980,337
#   Liu Chong Hing Investment, Ltd.                                1,299,200  1,798,300
    Luen Thai Holdings, Ltd.                                       1,207,000    279,587
    Luk Fook Holdings International, Ltd.                          3,243,000  9,528,761
    Luks Group Vietnam Holdings Co., Ltd.                            514,913    183,869
    Lung Kee Bermuda Holdings                                      1,567,875    591,046
#*  Macau Legend Development, Ltd.                                16,576,000  3,377,563
    Magnificent Hotel Investment, Ltd.                            13,170,000    305,862
#   Major Holdings, Ltd.                                             780,000    131,339
*   Man Sang International, Ltd.                                     132,000      9,845
    Man Wah Holdings, Ltd.                                        13,578,800  8,684,699
#*  Mason Financial Holdings, Ltd.                                19,270,000    357,643
#   Master Glory Group, Ltd.(BYTP1T9)                             38,810,592  1,009,223
    Master Glory Group, Ltd.(BYTP1T9)                                394,860     10,331
    Matrix Holdings, Ltd.                                          1,067,414    471,970
    Melbourne Enterprises, Ltd.                                       39,500    890,791
#   Melco International Development, Ltd.                          4,978,000  7,509,655
#*  Midland Holdings, Ltd.                                         5,182,000  1,310,881
#*  Midland IC&I, Ltd.                                            25,910,000    179,716
    Ming Fai International Holdings, Ltd.                          2,148,000    276,025
    Miramar Hotel & Investment                                       910,000  1,922,761
#*  Mongolian Mining Corp.                                         8,115,500    306,947
    NagaCorp, Ltd.                                                10,982,000  6,444,528
    Nanyang Holdings, Ltd.                                           133,500    728,826
    National Electronic Hldgs                                      2,668,600    343,389
*   National United Resources Holdings, Ltd.                      18,280,000    250,914
*   Neo-Neon Holdings, Ltd.                                        2,337,500    334,321
*   Neptune Group, Ltd.                                            2,785,000    116,843
*   NetMind Financial Holdings, Ltd.                             130,048,000    849,572
*   New Century Group Hong Kong, Ltd.                             13,351,464    265,665
*   New Times Energy Corp., Ltd.                                   2,276,400     77,461
    Newocean Energy Holdings, Ltd.                                 8,052,000  2,181,726
*   Next Digital, Ltd.                                             4,295,183    205,367
*   Nine Express, Ltd.                                            11,388,000    613,955
*   O Luxe Holdings, Ltd.                                         10,978,500  1,247,559
    OP Financial Investments, Ltd.                                   828,000    284,796
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.         9,759,706    867,932
    Orient Overseas International, Ltd.                            1,483,500  7,689,027
*   Orient Power Holdings, Ltd.                                      804,000         --
#   Oriental Watch Holdings                                        3,070,800    631,249

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                   SHARES    VALUE++
                                                                 ---------- ----------
HONG KONG -- (Continued)
*   Pacific Andes International Holdings, Ltd.                   19,435,067 $   68,634
#*  Pacific Basin Shipping, Ltd.                                 30,220,000  5,674,800
#   Pacific Textiles Holdings, Ltd.                               6,707,000  7,407,376
    Pak Fah Yeow International, Ltd.                                  5,000      2,299
    Paliburg Holdings, Ltd.                                       3,104,830  1,002,729
*   Pan Asia Environmental Protection Group, Ltd.                   214,000     47,598
#*  Paradise Entertainment, Ltd.                                  3,652,000    717,025
#*  Peace Mark Holdings, Ltd.                                     2,712,022         --
*   Pearl Oriental Oil, Ltd.                                     11,849,400    387,402
*   Pegasus Entertainment Holdings, Ltd.                            664,000     24,409
    Pegasus International Holdings, Ltd.                            226,000     37,918
    Perfect Shape Beauty Technology, Ltd.                         1,172,000    102,856
    Pico Far East Holdings, Ltd.                                  5,256,000  1,757,474
    Playmates Holdings, Ltd.                                        692,000    951,070
    Playmates Toys, Ltd.                                          6,208,000  1,171,686
#   Pokfulam Development Co.                                        234,000    487,737
    Polytec Asset Holdings, Ltd.                                 11,323,526    717,270
    Public Financial Holdings, Ltd.                               3,102,000  1,350,974
    PuraPharm Corp., Ltd.                                           137,000     71,743
*   PYI Corp., Ltd.                                              24,147,973    549,317
*   Pyxis Group, Ltd.                                             1,936,000         --
*   Qianhai Health Holdings, Ltd.                                   157,499      2,651
    Quam, Ltd.                                                    2,500,000    438,936
    Raymond Industrial, Ltd.                                         30,400      4,223
#   Regal Hotels International Holdings, Ltd.                     2,871,800  1,577,973
#*  Rentian Technology Holdings, Ltd.                             7,000,000    400,029
    Rivera Holdings, Ltd.                                         5,710,000    422,654
    SA SA International Holdings, Ltd.                           11,234,688  4,476,492
    Safety Godown Co., Ltd.                                         400,000    931,078
    SAS Dragon Holdings, Ltd.                                     2,120,000    424,669
#   SEA Holdings, Ltd.                                            1,162,000  2,764,944
*   SEEC Media Group, Ltd.                                        6,100,000     89,595
    Shangri-La Asia, Ltd.                                           652,000    725,213
#   Shenwan Hongyuan HK, Ltd.                                     4,201,250  1,852,262
*   Shougang Concord Grand Group, Ltd.                            1,158,000     36,777
    Shun Ho Property Investments, Ltd.                            1,254,757    454,313
*   Shun Tak Holdings, Ltd.                                      13,985,419  4,833,248
*   Silver base Group Holdings, Ltd.                              3,641,515    256,961
#*  Sincere Watch Hong Kong, Ltd.                                 4,450,000    107,885
*   Sing Pao Media Enterprises, Ltd.                                250,511         --
    Sing Tao News Corp., Ltd.                                     1,974,000    257,078
#*  Singamas Container Holdings, Ltd.                            11,232,000  1,269,892
*   Sinocan Holdings, Ltd.                                          350,000         --
    SIS International Holdings                                       34,000     17,569
#   SITC International Holdings Co., Ltd.                           661,000    410,543
    Sitoy Group Holdings, Ltd.                                    1,322,000    336,791
#*  Skyway Securities Group, Ltd.                                12,270,000    299,138
    SmarTone Telecommunications Holdings, Ltd.                    3,918,031  5,397,673
*   SOCAM Development, Ltd.                                       1,744,771    634,250
*   Solartech International Holdings, Ltd.                       11,280,000    659,846
*   Solomon Systech International, Ltd.                           9,504,000    482,143
    Soundwill Holdings, Ltd.                                        552,000  1,016,018
*   South China Assets Holdings, Ltd.                             1,679,170     15,024

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
HONG KONG -- (Continued)
*   South China Financial Holdings, Ltd.                         16,950,000 $   163,169
*   South China Holdings Co., Ltd.                               17,774,503     778,368
    Stella International Holdings, Ltd.                           1,583,500   2,410,581
*   Stelux Holdings International, Ltd.                           3,011,400     216,387
*   Success Universe Group, Ltd.                                  6,716,000     190,046
    Sun Hing Vision Group Holdings, Ltd.                            358,000     130,514
    Sun Hung Kai & Co., Ltd.                                      4,771,429   3,113,395
    Sunwah Kingsway Capital Holdings, Ltd.                        7,690,000     137,978
#   TAI Cheung Holdings, Ltd.                                     2,081,000   1,895,235
    Tai Sang Land Development, Ltd.                                 781,910     493,797
*   Talent Property Group, Ltd.                                  12,825,000     245,207
#   Tan Chong International, Ltd.                                 1,176,000     367,379
    Tao Heung Holdings, Ltd.                                      1,166,000     309,086
*   TCL Display Technology Holdings, Ltd.                         2,032,000     177,572
#   Television Broadcasts, Ltd.                                   2,137,000   8,197,318
*   Termbray Industries International Holdings, Ltd.              2,304,900     186,685
    Tern Properties Co., Ltd.                                        51,200      29,694
#   Texwinca Holdings, Ltd.                                       6,986,000   4,476,188
    Tian Teck Land, Ltd.                                          1,024,000   1,110,028
*   Titan Petrochemicals Group, Ltd.                             13,140,000     180,418
#*  TOM Group, Ltd.                                                 620,000     153,209
#   Town Health International Medical Group, Ltd.                 2,672,000     429,088
    Tradelink Electronic Commerce, Ltd.                           5,280,000   1,072,327
#   Transport International Holdings, Ltd.                        1,264,141   3,707,797
#*  Trinity, Ltd.                                                 8,046,000     610,300
*   Tristate Holdings, Ltd.                                         100,000      24,315
*   TSC Group Holdings, Ltd.                                      3,386,000     503,640
#   Tsui Wah Holdings, Ltd.                                       1,602,000     266,739
#*  United Laboratories International Holdings, Ltd. (The)        5,776,000   3,595,015
*   Universal Technologies Holdings, Ltd.                         7,410,000     324,554
*   Up Energy Development Group, Ltd.                             3,929,000      24,509
    Upbest Group, Ltd.                                               72,000      11,579
*   Value Convergence Holdings, Ltd.                              3,156,000     621,191
#   Value Partners Group, Ltd.                                    3,009,000   2,583,227
    Vanke Property Overseas, Ltd.                                    49,000      32,770
    Vantage International Holdings, Ltd.                          2,788,000     426,554
    Varitronix International, Ltd.                                2,769,293   1,242,946
    Vedan International Holdings, Ltd.                            3,360,000     431,915
    Victory City International Holdings, Ltd.                    24,573,660     898,782
#   Vitasoy International Holdings, Ltd.                          5,537,000  10,748,672
*   VS International Group, Ltd.                                    488,000      20,755
#   VST Holdings, Ltd.                                            5,221,600   1,829,885
    VTech Holdings, Ltd.                                            782,900   9,718,023
    Wai Kee Holdings, Ltd.                                        7,640,738   2,465,226
    Wang On Group, Ltd.                                           4,000,000      34,947
    Win Hanverky Holdings, Ltd.                                   2,734,000     445,697
*   Winfull Group Holdings, Ltd.                                  9,512,000     220,050
    Wing On Co. International, Ltd.                                 759,000   2,402,787
    Wing Tai Properties, Ltd.                                     1,923,331   1,173,511
    Wonderful Sky Financial Group Holdings, Ltd.                    358,000      93,107
    Wong's International Holdings, Ltd.                             737,641     265,266
    Wong's Kong King International                                  322,000      37,273
    Xinyi Glass Holdings, Ltd.                                   17,658,000  15,882,710

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
HONG KONG -- (Continued)
    Yangtzekiang Garment, Ltd.                                      606,500 $    223,877
*   Yat Sing Holdings, Ltd.                                         190,000      126,483
*   Yau Lee Holdings, Ltd.                                          424,000       54,187
    Yeebo International Holdings, Ltd.                            2,890,000    1,698,209
    YGM Trading, Ltd.                                               447,000      427,484
    YT Realty Group, Ltd.                                           749,000      292,158
    Yugang International, Ltd.                                   90,818,000    1,761,042
                                                                            ------------
TOTAL HONG KONG                                                              436,039,595
                                                                            ------------
NEW ZEALAND -- (7.5%)
#*  a2 Milk Co., Ltd.                                             1,594,236    2,589,708
    Abano Healthcare Group, Ltd.                                     30,725      202,910
    Air New Zealand, Ltd.                                         3,693,701    5,693,390
    Arvida Group, Ltd.                                               13,540       13,294
    Briscoe Group, Ltd.                                               2,235        6,520
    Chorus, Ltd.                                                  2,169,937    6,455,409
    Colonial Motor Co., Ltd. (The)                                  144,588      776,489
#   Contact Energy, Ltd.                                          2,259,220    7,916,885
    EBOS Group, Ltd.                                                451,590    5,596,866
    Fisher & Paykel Healthcare Corp., Ltd.                        1,396,706    8,906,322
    Freightways, Ltd.                                               974,609    4,993,335
    Genesis Energy, Ltd.                                            669,694    1,061,291
#   Hallenstein Glasson Holdings, Ltd.                              242,445      574,814
#   Heartland Bank, Ltd.                                            676,874      784,548
    Infratil, Ltd.                                                3,268,694    6,881,806
    Kathmandu Holdings, Ltd.                                        663,170      919,195
#   Mainfreight, Ltd.                                               539,049    8,271,989
#   Mercury NZ, Ltd.                                                  7,949       17,913
    Methven, Ltd.                                                    93,877       88,125
    Metlifecare, Ltd.                                               574,517    2,351,901
    Metro Performance Glass, Ltd.                                    10,753       14,597
    Millennium & Copthorne Hotels New Zealand, Ltd.                 395,725      833,629
    New Zealand Oil & Gas, Ltd.                                   1,659,791      778,269
    New Zealand Refining Co., Ltd. (The)                            589,962    1,169,723
#   NZME, Ltd.                                                      945,851      466,765
    NZX, Ltd.                                                       952,265      769,483
    Opus International Consultants, Ltd.                             12,925        8,999
*   Orion Health Group, Ltd.                                          4,001        5,957
#*  Pacific Edge, Ltd.                                              442,720      165,752
    PGG Wrightson, Ltd.                                             999,976      388,842
*   Pike River Coal, Ltd.                                           490,805           --
#   Port of Tauranga, Ltd.                                        2,576,525    7,918,478
    Restaurant Brands New Zealand, Ltd.                             580,362    2,358,312
*   Richina Pacific, Ltd.                                           274,180           --
*   Rubicon, Ltd.                                                 1,442,620      253,534
#   Ryman Healthcare, Ltd.                                        1,569,887   10,034,420
    Sanford, Ltd.                                                   382,357    1,989,123
    Scales Corp., Ltd.                                               14,687       36,632
    Scott Technology, Ltd.                                           39,805       63,392
#   Skellerup Holdings, Ltd.                                        563,985      653,432
    SKY Network Television, Ltd.                                  2,080,268    7,081,649
    SKYCITY Entertainment Group, Ltd.                             5,162,402   14,308,624
    Steel & Tube Holdings, Ltd.                                     441,625      820,060

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
NEW ZEALAND -- (Continued)
    Summerset Group Holdings, Ltd.                                  536,346 $  1,948,640
    Tilt Renewables, Ltd.                                            81,096      136,850
    Tourism Holdings, Ltd.                                          342,879      984,142
#   Tower, Ltd.                                                     887,040      533,463
    Trade Me Group, Ltd.                                          1,693,962    6,288,127
    Trustpower, Ltd.                                                 81,096      276,212
    Vector, Ltd.                                                  1,381,288    3,256,310
    Warehouse Group, Ltd. (The)                                     698,604    1,343,880
*   Xero, Ltd.                                                      173,810    2,412,713
#   Z Energy, Ltd.                                                  199,895    1,067,355
                                                                            ------------
TOTAL NEW ZEALAND                                                            132,470,074
                                                                            ------------
SINGAPORE -- (11.2%)
*   Abterra, Ltd.                                                   531,800      157,796
#   Accordia Golf Trust                                           3,040,700    1,446,479
    Amara Holdings, Ltd.                                            922,800      263,540
    Ascendas India Trust                                          1,141,600      848,519
*   ASL Marine Holdings, Ltd.                                       610,750       64,668
    Aspial Corp., Ltd.                                               75,877       16,529
    Baker Technology, Ltd.                                          289,580      126,730
*   Banyan Tree Holdings, Ltd.                                    1,022,900      365,440
#   Best World International, Ltd.                                1,033,625    1,344,882
    Bonvests Holdings, Ltd.                                         950,000      856,399
*   Boustead Projects, Ltd.                                         497,612      258,688
    Boustead Singapore, Ltd.                                      1,827,636    1,046,568
    Breadtalk Group, Ltd.                                           894,200      816,600
*   Broadway Industrial Group, Ltd.                                 835,330      115,349
    Bukit Sembawang Estates, Ltd.                                   606,203    2,109,579
    Bund Center Investment, Ltd.                                    659,825      342,149
#   Centurion Corp., Ltd.                                           825,900      207,533
#   China Aviation Oil Singapore Corp., Ltd.                      2,336,199    2,513,885
#   Chip Eng Seng Corp., Ltd.                                     3,445,300    1,621,478
    Chuan Hup Holdings, Ltd.                                      3,853,500      658,047
#*  Cityneon Holdings, Ltd.                                         486,200      334,291
    Civmec, Ltd.                                                     53,200       25,389
#*  COSCO Corp. Singapore, Ltd.                                   8,095,300    1,608,319
*   Creative Technology, Ltd.                                       272,200      182,430
    CSE Global, Ltd.                                              3,443,600    1,121,394
#   CWT, Ltd.                                                     1,799,000    2,549,133
#   Del Monte Pacific, Ltd.                                       2,363,364      564,611
#   Delfi, Ltd.                                                     788,500    1,252,677
*   DMX Technologies Group, Ltd.                                  2,096,000       30,260
*   Dyna-Mac Holdings, Ltd.                                       2,007,300      252,200
    Elec & Eltek International Co., Ltd.                            147,000      149,931
    EnGro Corp., Ltd.                                               354,000      218,064
#*  Ezion Holdings, Ltd.                                         12,591,378    3,678,852
#*  Ezra Holdings, Ltd.                                          19,242,923      654,001
*   Falcon Energy Group, Ltd.                                     2,008,800      202,830
    Far East Orchard, Ltd.                                        1,074,985    1,125,193
#   First Resources, Ltd.                                         4,935,500    6,735,635
*   First Ship Lease Trust                                          160,900       17,564
    First Sponsor Group, Ltd.                                       440,661      418,147
*   Food Empire Holdings, Ltd.                                    1,362,000      547,717

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                   SHARES    VALUE++
                                                                 ---------- ----------
SINGAPORE -- (Continued)
#   Fragrance Group, Ltd.                                         6,077,000 $  755,124
    Frasers Centrepoint, Ltd.                                       471,700    527,531
    Fu Yu Corp., Ltd.                                             1,539,300    214,168
#*  Gallant Venture, Ltd.                                         4,992,500    436,323
*   Geo Energy Resources, Ltd.                                      432,000     77,941
    GK Goh Holdings, Ltd.                                         1,484,065    879,477
    GL, Ltd.                                                      3,401,300  1,895,753
*   Global Premium Hotels, Ltd.                                     559,480    118,189
    Golden Agri-Resources, Ltd.                                  17,549,200  5,278,681
    GP Batteries International, Ltd.                                235,000    136,861
    GP Industries, Ltd.                                           2,567,609  1,033,026
    GSH Corp., Ltd.                                                  60,860     22,844
#   GuocoLand, Ltd.                                                 606,014    789,036
*   Halcyon Agri Corp., Ltd.                                      1,669,048    833,625
*   Hanwell Holdings, Ltd.                                        1,771,219    287,395
    Haw Par Corp., Ltd.                                              30,400    207,308
#   Health Management International, Ltd.                         1,156,800    528,054
    Hi-P International, Ltd.                                      1,271,600    453,533
    Hiap Hoe, Ltd.                                                  498,000    246,799
    Ho Bee Land, Ltd.                                             1,604,700  2,533,970
#   Hong Fok Corp., Ltd.                                          3,551,394  1,671,198
*   Hong Fok Land, Ltd.                                           1,210,000         --
    Hong Leong Asia, Ltd.                                           690,700    441,945
    Hotel Grand Central, Ltd.                                     1,461,261  1,441,507
    Hour Glass, Ltd. (The)                                        1,814,832    798,493
    Hutchison Port Holdings Trust                                   112,400     47,807
    Hwa Hong Corp., Ltd.                                          2,123,500    459,519
#   Hyflux, Ltd.                                                  3,262,300  1,202,140
    Indofood Agri Resources, Ltd.                                 3,432,100  1,305,153
*   InnoTek, Ltd.                                                   408,900     92,885
#   Innovalues, Ltd.                                              1,659,300  1,184,770
    IPC Corp., Ltd.                                                 225,970     84,045
    Isetan Singapore, Ltd.                                          119,000    314,848
    Japfa, Ltd.                                                   2,179,700  1,608,205
#*  Jurong Technologies Industrial Corp., Ltd.                    2,227,680         --
    k1 Ventures, Ltd.                                             1,005,220    634,643
    Keppel Infrastructure Trust                                   7,134,532  2,505,826
    Keppel Telecommunications & Transportation, Ltd.              1,369,300  1,642,801
*   Koh Brothers Eco Engineering, Ltd.                              143,200      4,625
    Koh Brothers Group, Ltd.                                      1,432,000    273,781
#*  KrisEnergy, Ltd.                                                296,200     40,001
    KSH Holdings, Ltd.                                               57,200     21,972
    Lian Beng Group, Ltd.                                         2,253,500    741,337
#   Low Keng Huat Singapore, Ltd.                                   889,800    366,911
    Lum Chang Holdings, Ltd.                                      1,094,030    271,453
#   M1, Ltd.                                                      2,667,000  3,800,725
    Mandarin Oriental International, Ltd.                            91,700    114,718
*   Marco Polo Marine, Ltd.                                         574,800     19,586
    Metro Holdings, Ltd.                                          2,689,592  2,023,313
    Mewah International, Inc.                                        89,000     20,409
    Midas Holdings, Ltd.                                          8,558,700  1,394,855
#*  Nam Cheong, Ltd.                                              7,506,340    299,290
    Nera Telecommunications, Ltd.                                 1,143,400    300,173

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
SINGAPORE -- (Continued)
    New Toyo International Holdings, Ltd.                         1,624,000 $   327,030
#*  Noble Group, Ltd.                                            75,184,800   9,092,914
    NSL, Ltd.                                                       409,900     473,156
    Olam International, Ltd.                                        290,300     409,051
#   OUE, Ltd.                                                     1,996,500   2,591,927
#   Overseas Education, Ltd.                                         65,300      16,638
#   Oxley Holdings, Ltd.                                          1,442,400     476,632
    Pacc Offshore Services Holdings, Ltd.                           478,200     124,660
    Pan-United Corp., Ltd.                                        1,948,600     852,332
    Penguin International, Ltd.                                     446,032      78,162
#   Q&M Dental Group Singapore, Ltd.                              2,188,300   1,054,444
    QAF, Ltd.                                                     1,359,162   1,401,307
*   Raffles Education Corp., Ltd.                                 4,176,710     574,210
#   Raffles Medical Group, Ltd.                                   4,426,173   4,659,172
    RHT Health Trust                                              2,131,100   1,389,991
*   Rickmers Maritime                                             1,008,350      18,602
#   Riverstone Holdings, Ltd.                                     1,089,000     680,879
#   Rotary Engineering, Ltd.                                      1,443,100     378,719
#*  Rowsley, Ltd.                                                   298,400      25,402
    Roxy-Pacific Holdings, Ltd.                                     297,500     105,251
    San Teh, Ltd.                                                   248,387      39,599
    SATS, Ltd.                                                    2,695,900  10,102,636
#   SBS Transit, Ltd.                                               926,200   1,444,014
    SembCorp Industries, Ltd.                                     3,431,700   7,663,964
#   SembCorp Marine, Ltd.                                         3,089,000   3,268,317
    Sheng Siong Group, Ltd.                                       4,266,400   2,816,472
#   SHS Holdings, Ltd.                                            2,304,100     368,542
    SIA Engineering Co., Ltd.                                       250,100     618,156
#*  SIIC Environment Holdings, Ltd.                               4,324,920   1,798,033
#   Sinarmas Land, Ltd.                                           6,788,400   2,162,679
    Sing Holdings, Ltd.                                           1,134,000     253,239
    Sing Investments & Finance, Ltd.                                297,675     257,330
#   Singapore Post, Ltd.                                         10,740,900  11,198,193
    Singapore Reinsurance Corp., Ltd.                             1,514,530     329,598
    Singapore Shipping Corp., Ltd.                                1,640,700     286,788
*   Singapura Finance, Ltd.                                         348,124     211,573
#   Sino Grandness Food Industry Group, Ltd.                      2,981,300     550,923
    Stamford Land Corp., Ltd.                                     3,188,100   1,154,161
    StarHub, Ltd.                                                   274,700     578,368
#   Straco Corp., Ltd.                                              130,000      71,205
    Sunningdale Tech, Ltd.                                          793,060     631,778
*   SunVic Chemical Holdings, Ltd.                                1,137,845      70,021
#   Super Group, Ltd.                                             3,509,900   3,210,885
#*  Swiber Holdings, Ltd.                                         2,895,250     168,043
#*  Tat Hong Holdings, Ltd.                                       2,218,800     568,032
    Thakral Corp., Ltd.                                             139,165      23,619
    Tiong Woon Corp. Holding, Ltd.                                  228,100      40,259
#   Tuan Sing Holdings, Ltd.                                      4,167,162     887,338
#   UMS Holdings, Ltd.                                            2,656,700   1,166,307
    United Engineers, Ltd.                                        3,272,728   6,571,169
    United Industrial Corp., Ltd.                                    19,552      39,270
    United Overseas Insurance, Ltd.                                 181,850     627,426
    UOB-Kay Hian Holdings, Ltd.                                   1,955,133   1,764,787

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                    SHARES      VALUE++
                                                                  ---------- --------------
SINGAPORE -- (Continued)
     UOL Group, Ltd.                                               2,060,664 $    9,332,902
     UPP Holdings, Ltd.                                            2,972,500        664,909
     Valuetronics Holdings, Ltd.                                   1,659,500        647,473
     Venture Corp., Ltd.                                           1,994,100     14,425,462
     Vibrant Group, Ltd.                                           1,974,019        478,268
     Vicom, Ltd.                                                     119,500        480,980
     Wee Hur Holdings, Ltd.                                        2,670,400        465,116
     Wheelock Properties Singapore, Ltd.                           1,324,800      1,533,873
#    Wing Tai Holdings, Ltd.                                       3,573,667      4,406,596
     Yeo Hiap Seng, Ltd.                                             223,731        222,010
     YHI International, Ltd.                                         402,400         88,201
*    Yongnam Holdings, Ltd.                                        2,977,200        415,317
*    Yuuzoo Corp., Ltd.                                            4,202,500        424,943
     Zhongmin Baihui Retail Group, Ltd.                               26,900         21,212
                                                                             --------------
TOTAL SINGAPORE                                                                 198,514,533
                                                                             --------------
TOTAL COMMON STOCKS                                                           1,539,958,847
                                                                             --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*    Centrebet International, Ltd. Claim Units Rights                 81,336             --
*    Centrebet International, Ltd. Litigation Rights                  81,336             --
                                                                             --------------
TOTAL AUSTRALIA                                                                          --
                                                                             --------------
HONG KONG -- (0.0%)
*    Abel Engineering Rights 02/07/17                                 76,971          6,944
*    Enerchina Holdings, Ltd. Rights 3/06/17                       1,603,500          9,300
*    Enviro Energy International Holdings, Ltd. Warrants 11/17/16  1,171,800             --
*    Mason Financial Holdings, Ltd. Rights 02/01/17               23,124,000         41,725
                                                                             --------------
TOTAL HONG KONG                                                                      57,969
                                                                             --------------
SINGAPORE -- (0.0%)
*    Tat Hong Holdings, Ltd. Rights 03/02/2017                       443,760          9,446
                                                                             --------------
TOTAL RIGHTS/WARRANTS                                                                67,415
                                                                             --------------
TOTAL INVESTMENT SECURITIES                                                   1,540,026,262
                                                                             --------------

                                                                                VALUE+
                                                                             --------------
SECURITIES LENDING COLLATERAL -- (13.3%)
(S)@ DFA Short Term Investment Fund                               20,499,795    237,223,630
                                                                             --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,826,607,715)^^                        $1,777,249,892
                                                                             ==============

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Australia                   $1,235,952 $  769,405,862   --    $  770,641,814
   China                               --      2,292,831   --         2,292,831
   Hong Kong                      339,817    435,699,778   --       436,039,595
   New Zealand                    136,850    132,333,224   --       132,470,074
   Singapore                           --    198,514,533   --       198,514,533
Rights/Warrants
   Hong Kong                           --         57,969   --            57,969
   Singapore                           --          9,446   --             9,446
Securities Lending Collateral          --    237,223,630   --       237,223,630
                               ---------- --------------   --    --------------
TOTAL                          $1,712,619 $1,775,537,273   --    $1,777,249,892
                               ========== ==============   ==    ==============

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                  SHARES     VALUE++
                                                                 --------- -----------
COMMON STOCKS -- (96.1%)
Consumer Discretionary -- (18.9%)
    4imprint Group P.L.C.                                           96,987 $ 2,030,838
    888 Holdings P.L.C.                                          1,003,090   2,832,147
    AA P.L.C.                                                    3,050,962   9,384,788
    B&M European Value Retail SA                                 3,343,063  12,666,216
    Bellway P.L.C.                                                 637,459  19,979,665
    Berkeley Group Holdings P.L.C.                                 262,704   9,278,576
    Bloomsbury Publishing P.L.C.                                   274,093     583,814
    Bovis Homes Group P.L.C.                                       863,746   8,990,536
    Card Factory P.L.C.                                            623,214   1,958,851
#*  Carpetright P.L.C.                                              82,608     196,197
#   Centaur Media P.L.C.                                           537,905     345,885
    Cineworld Group P.L.C.                                       1,228,419   9,507,412
    Connect Group P.L.C.                                         1,312,384   2,279,481
    Crest Nicholson Holdings P.L.C.                              1,158,420   7,401,767
    Daily Mail & General Trust P.L.C. Class A                    1,271,481  11,104,496
    Debenhams P.L.C.                                             6,545,871   4,333,841
    Dignity P.L.C.                                                 251,989   7,758,565
    Domino's Pizza Group P.L.C.                                  2,536,833  11,588,609
    Dunelm Group P.L.C.                                            384,367   3,294,445
*   Enterprise Inns P.L.C.                                       2,902,133   4,838,192
    Entertainment One, Ltd.                                        667,181   1,938,964
    Euromoney Institutional Investor P.L.C.                        282,895   3,985,156
*   Findel P.L.C.                                                  239,314     641,969
*   Forminster P.L.C.                                               43,333          --
    Fuller Smith & Turner P.L.C. Class A                           134,418   1,709,432
*   Future P.L.C.                                                  781,879     121,706
    Games Workshop Group P.L.C.                                     96,572   1,002,945
    Greene King P.L.C.                                           1,786,209  15,348,023
*   Groupe Fnac SA                                                  30,145   1,965,497
    GVC Holdings P.L.C.                                          1,254,675   9,575,435
    Halfords Group P.L.C.                                        1,155,920   5,276,775
    Headlam Group P.L.C.                                           390,021   2,667,041
    Henry Boot P.L.C.                                              417,992   1,088,669
    Huntsworth P.L.C.                                              938,084     459,438
    Inchcape P.L.C.                                              2,190,976  19,830,034
    ITE Group P.L.C.                                             1,527,105   3,006,813
#   J D Wetherspoon P.L.C.                                         481,928   5,687,844
    JD Sports Fashion P.L.C.                                     2,325,390  10,185,030
#*  Jimmy Choo P.L.C.                                              174,676     321,727
    John Menzies P.L.C.                                            471,800   3,546,297
    Ladbrokes P.L.C.                                             5,357,119   8,065,732
    Laura Ashley Holdings P.L.C.                                 1,465,488     351,208
    Lookers P.L.C.                                               1,876,000   2,950,207
    Marston's P.L.C.                                             3,563,291   5,919,525
    McCarthy & Stone P.L.C.                                        190,389     392,985
    Millennium & Copthorne Hotels P.L.C.                         1,000,376   5,443,644
    Mitchells & Butlers P.L.C.                                   1,079,240   3,626,182
    MJ Gleeson P.L.C.                                              189,171   1,298,539
*   Mothercare P.L.C.                                              596,178     852,170
    N Brown Group P.L.C.                                           882,575   2,435,022
#*  Ocado Group P.L.C.                                           2,584,145   8,114,200

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
Consumer Discretionary -- (Continued)
    Pendragon P.L.C.                                             6,452,203 $  2,829,897
    Pets at Home Group P.L.C.                                    1,213,698    3,054,215
    Photo-Me International P.L.C.                                1,136,550    2,202,835
*   Punch Taverns P.L.C.                                           133,442      315,196
    Rank Group P.L.C.                                              605,016    1,516,484
    Redrow P.L.C.                                                1,386,677    7,759,644
    Restaurant Group P.L.C. (The)                                1,055,514    3,902,292
*   Sportech P.L.C.                                                371,065      425,069
#*  Sports Direct International P.L.C.                             729,355    2,617,531
    SSP Group P.L.C.                                             1,560,500    7,675,169
    STV Group P.L.C.                                                 4,868       22,135
    SuperGroup P.L.C.                                              249,314    4,711,331
    Tarsus Group P.L.C.                                            207,820      688,296
    Ted Baker P.L.C.                                               153,478    5,494,825
*   Thomas Cook Group P.L.C.                                     7,366,211    8,095,360
    Topps Tiles P.L.C.                                             925,429      970,506
    Trinity Mirror P.L.C.                                        1,612,879    2,116,375
    UBM P.L.C.                                                   1,967,965   17,486,873
    Vitec Group P.L.C. (The)                                       159,712    1,369,235
    WH Smith P.L.C.                                                680,498   13,990,309
    William Hill P.L.C.                                          4,310,927   14,061,814
                                                                           ------------
Total Consumer Discretionary                                                359,467,921
                                                                           ------------
Consumer Staples -- (5.3%)
    A.G. Barr P.L.C.                                               572,191    3,620,211
#   Anglo-Eastern Plantations P.L.C.                               104,452      941,047
    Booker Group P.L.C.                                          8,370,700   21,493,845
    Britvic P.L.C.                                               1,162,274    9,162,850
    Cranswick P.L.C.                                               269,159    7,848,363
#   Dairy Crest Group P.L.C.                                       810,911    6,073,935
    Devro P.L.C.                                                   930,843    1,932,163
    Greencore Group P.L.C.                                       3,643,038   10,844,860
    Greggs P.L.C.                                                  567,823    6,967,202
    Hilton Food Group P.L.C.                                        32,989      277,047
    McBride P.L.C.                                                 995,483    2,034,219
    McColl's Retail Group P.L.C.                                    22,532       50,794
*   Premier Foods P.L.C.                                         4,724,268    2,364,146
    PZ Cussons P.L.C.                                            1,430,101    5,486,022
*   REA Holdings P.L.C.                                             50,639      227,542
    Stock Spirits Group P.L.C.                                     629,381    1,402,819
    Tate & Lyle P.L.C.                                           2,330,716   19,700,036
                                                                           ------------
Total Consumer Staples                                                      100,427,101
                                                                           ------------
Energy -- (5.3%)
#*  Afren P.L.C.                                                 5,446,344           --
    Amec Foster Wheeler P.L.C.                                   2,037,469   11,391,583
    Anglo Pacific Group P.L.C.                                     650,526    1,081,187
*   Cairn Energy P.L.C.                                          3,385,007    9,692,915
#*  EnQuest P.L.C.                                               5,271,422    2,995,755
*   Gulf Keystone Petroleum, Ltd.                                   57,160       91,983
    Gulf Marine Services P.L.C.                                     31,549       26,928
    Hunting P.L.C.                                                 855,838    6,009,558

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
Energy -- (Continued)
    James Fisher & Sons P.L.C.                                     261,549 $  5,007,934
    John Wood Group P.L.C.                                       1,887,172   19,964,241
*   Lamprell P.L.C.                                              1,137,514    1,310,913
*   Ophir Energy P.L.C.                                          3,501,303    4,143,076
    Petrofac, Ltd.                                               1,141,776   13,220,845
#*  Premier Oil P.L.C.                                           2,986,706    3,171,098
    Soco International P.L.C.                                    1,115,663    2,158,053
    Stobart Group, Ltd.                                            999,060    2,253,467
#*  Tullow Oil P.L.C.                                            5,009,214   18,666,002
                                                                           ------------
Total Energy                                                                101,185,538
                                                                           ------------
Financials -- (13.2%)
    Aberdeen Asset Management P.L.C.                             2,018,888    6,681,424
*   Aldermore Group P.L.C.                                         614,130    1,691,900
    Arrow Global Group P.L.C.                                      843,729    3,294,669
    Ashmore Group P.L.C.                                         1,929,531    7,549,355
    Beazley P.L.C.                                               2,740,810   14,020,884
    BGEO Group P.L.C.                                              184,238    6,859,270
    Brewin Dolphin Holdings P.L.C.                               1,582,577    6,237,392
    Charles Stanley Group P.L.C.                                   122,025      464,138
    Charles Taylor P.L.C.                                          192,071      512,157
    Chesnara P.L.C.                                                632,685    2,866,884
    Close Brothers Group P.L.C.                                    785,896   14,373,008
    esure Group P.L.C.                                           1,438,156    3,642,783
    Hansard Global P.L.C.                                           16,468       20,869
    Henderson Group P.L.C.                                       5,628,395   15,535,008
    Hiscox, Ltd.                                                 1,494,924   19,344,811
    IG Group Holdings P.L.C.                                     1,792,534   12,050,302
*   Industrial & Commercial Holdings P.L.C.                          5,000           --
    Intermediate Capital Group P.L.C.                            1,340,691   11,705,856
    International Personal Finance P.L.C.                        1,088,952    2,397,636
#*  IP Group P.L.C.                                              1,626,154    3,937,558
    Jardine Lloyd Thompson Group P.L.C.                            633,589    8,222,214
    JRP Group P.L.C.                                             1,254,215    2,306,458
    Jupiter Fund Management P.L.C.                               2,162,762   10,965,595
    Lancashire Holdings, Ltd.                                    1,084,204    9,257,744
    Man Group P.L.C.                                             8,409,222   14,120,809
    Nex Group P.L.C.                                             1,541,699   11,142,175
    Novae Group P.L.C.                                             324,392    2,566,350
    OneSavings Bank P.L.C.                                         506,750    2,162,631
    Paragon Group of Cos. P.L.C. (The)                           1,102,825    5,615,862
    Phoenix Group Holdings                                       1,466,980   13,926,565
    Rathbone Brothers P.L.C.                                       206,750    5,412,858
    S&U P.L.C.                                                      20,417      534,186
    Saga P.L.C.                                                  4,875,878   11,329,450
*   Shawbrook Group P.L.C.                                         323,611    1,018,599
    TP ICAP P.L.C.                                               2,563,778   14,996,624
    Virgin Money Holdings UK P.L.C.                                846,720    3,323,229

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
Financials -- (Continued)
*   Waterloo Investment Holdings, Ltd.                               5,979 $        526
                                                                           ------------
Total Financials                                                            250,087,779
                                                                           ------------
Health Care -- (3.3%)
#*  Alizyme P.L.C.                                                 660,805           --
*   BTG P.L.C.                                                   1,870,654   12,604,691
*   Cambian Group P.L.C.                                           237,284      447,889
#*  Circassia Pharmaceuticals P.L.C.                               285,098      322,344
    Consort Medical P.L.C.                                         243,634    2,985,127
    Dechra Pharmaceuticals P.L.C.                                  447,265    8,203,982
    Genus P.L.C.                                                   314,507    6,791,388
    Indivior P.L.C.                                              3,662,912   13,678,810
    Spire Healthcare Group P.L.C.                                  882,823    3,484,214
    UDG Healthcare P.L.C.                                        1,224,291    9,902,251
*   Vectura Group P.L.C.                                         2,891,647    4,739,692
                                                                           ------------
Total Health Care                                                            63,160,388
                                                                           ------------
Industrials -- (27.5%)
    Aggreko P.L.C.                                               1,332,278   16,929,688
    Air Partner P.L.C.                                             204,845      282,307
    Alumasc Group P.L.C. (The)                                     120,110      264,442
    Avon Rubber P.L.C.                                             105,903    1,371,767
    Balfour Beatty P.L.C.                                        3,549,781   11,584,243
    BBA Aviation P.L.C.                                          5,623,297   19,832,915
    Berendsen P.L.C.                                               823,219    8,643,920
    Bodycote P.L.C.                                              1,121,708    9,438,662
    Braemar Shipping Services P.L.C.                                84,411      264,908
#   Brammer P.L.C.                                                 668,388    1,384,066
    Cape P.L.C.                                                    685,676    1,557,682
#   Carillion P.L.C.                                             2,653,376    7,213,640
    Carr's Group P.L.C.                                            343,111      613,101
    Castings P.L.C.                                                157,187      899,946
*   Chemring Group P.L.C.                                        1,487,205    3,593,875
#   Clarkson P.L.C.                                                108,032    3,189,765
    Cobham P.L.C.                                                8,760,026   14,990,012
    Communisis P.L.C.                                            1,025,909      593,085
    Costain Group P.L.C.                                           486,534    2,274,227
    De La Rue P.L.C.                                               611,081    4,542,654
*   Dialight P.L.C.                                                103,553    1,147,868
    Diploma P.L.C.                                                 593,886    7,590,048
    Fenner P.L.C.                                                1,116,324    4,416,585
*   Firstgroup P.L.C.                                            6,359,105    8,338,403
*   Flybe Group P.L.C.                                             433,682      238,712
    G4S P.L.C.                                                   4,186,631   13,487,899
    Galliford Try P.L.C.                                           430,288    7,325,319
    Go-Ahead Group P.L.C.                                          225,669    6,389,698
    Goodwin P.L.C.                                                     383        8,268
    Grafton Group P.L.C.                                         1,008,564    7,435,573
    Harvey Nash Group P.L.C.                                        46,693       35,964
    Hays P.L.C.                                                  6,566,676   12,635,849
    Hogg Robinson Group P.L.C.                                     134,014      120,586
    HomeServe P.L.C.                                             1,369,369   10,321,251

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
Industrials -- (Continued)
    Howden Joinery Group P.L.C.                                   3,165,528 $15,080,295
    IMI P.L.C.                                                    1,336,273  19,662,283
    Interserve P.L.C.                                               841,666   3,427,176
    IWG P.L.C.                                                    3,349,423  10,551,799
    John Laing Group P.L.C.                                         783,573   2,603,211
    Keller Group P.L.C.                                             403,236   4,130,316
    Kier Group P.L.C.                                               550,776   9,579,509
    Lavendon Group P.L.C.                                           844,223   2,861,633
    Management Consulting Group P.L.C.                              928,526      70,063
    Mears Group P.L.C.                                              550,537   3,515,201
    Meggitt P.L.C.                                                3,100,615  16,352,502
    Melrose Industries P.L.C.                                    10,887,020  26,803,448
#   Mitie Group P.L.C.                                            1,998,966   5,057,701
    Morgan Advanced Materials P.L.C.                              1,527,336   5,802,594
    Morgan Sindall Group P.L.C.                                     191,927   1,977,329
    National Express Group P.L.C.                                 2,195,042   9,363,321
    Norcros P.L.C.                                                   27,976      59,555
    Northgate P.L.C.                                                801,556   5,128,166
    Pagegroup P.L.C.                                              1,565,329   8,526,205
    PayPoint P.L.C.                                                 257,859   3,130,247
    Polypipe Group P.L.C.                                           733,536   3,123,046
    QinetiQ Group P.L.C.                                          3,269,092  10,873,084
*   Renold P.L.C.                                                   193,435     134,799
    Rentokil Initial P.L.C.                                       8,861,710  25,534,217
    Ricardo P.L.C.                                                  271,798   3,270,249
    Robert Walters P.L.C.                                           381,498   1,769,838
    Rotork P.L.C.                                                 4,078,824  13,140,120
    RPS Group P.L.C.                                              1,250,133   3,587,740
    Senior P.L.C.                                                 2,337,741   5,834,461
*   Serco Group P.L.C.                                            3,255,309   5,912,366
    Severfield P.L.C.                                             1,262,597   1,275,096
    Shanks Group P.L.C.                                           3,379,190   4,030,319
    SIG P.L.C.                                                    3,113,733   4,025,973
    Speedy Hire P.L.C.                                            2,827,989   1,819,795
    Spirax-Sarco Engineering P.L.C.                                 361,441  19,631,684
    St. Ives P.L.C.                                                 654,912     602,845
    Stagecoach Group P.L.C.                                       2,117,596   5,591,875
    Sthree P.L.C.                                                   411,722   1,657,011
    T Clarke P.L.C.                                                 147,457     134,947
    Travis Perkins P.L.C.                                           177,453   3,254,618
    Trifast P.L.C.                                                  447,201   1,160,057
    Tyman P.L.C.                                                    167,358     561,639
    Ultra Electronics Holdings P.L.C.                               392,382   9,132,282
    Vesuvius P.L.C.                                               1,389,950   8,281,550
*   Volex P.L.C.                                                    307,047     175,831
    Vp P.L.C.                                                       160,962   1,622,261
    Weir Group P.L.C. (The)                                       1,080,278  27,366,229
    Wilmington P.L.C.                                               334,384   1,084,409
    Wincanton P.L.C.                                                626,212   1,944,919
*   Wizz Air Holdings P.L.C.                                        141,798   3,183,391
    WS Atkins P.L.C.                                                502,623   9,269,321

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
Industrials -- (Continued)
    XP Power, Ltd.                                                  74,988 $  1,705,072
                                                                           ------------
Total Industrials                                                           523,330,526
                                                                           ------------
Information Technology -- (9.4%)
    Acal P.L.C.                                                    293,479      864,478
    AVEVA Group P.L.C.                                             322,264    7,748,887
    Computacenter P.L.C.                                           389,033    3,884,041
    E2V Technologies P.L.C.                                        846,513    2,887,795
    Electrocomponents P.L.C.                                     2,396,207   14,654,581
    FDM Group Holdings P.L.C.                                       26,428      198,936
    Fidessa Group P.L.C.                                           207,306    6,019,494
*   Gocompare.Com Group P.L.C.                                   1,511,722    1,621,238
    Halma P.L.C.                                                 1,951,180   22,732,866
*   Imagination Technologies Group P.L.C.                        1,005,602    3,020,343
    Laird P.L.C.                                                 1,470,974    3,072,749
#   Micro Focus International P.L.C.                               372,388   10,072,956
    Moneysupermarket.com Group P.L.C.                            2,647,367   10,994,403
#   NCC Group P.L.C.                                               700,295    1,632,353
    Oxford Instruments P.L.C.                                      260,282    2,322,000
*   Paysafe Group P.L.C.                                         2,331,349   11,237,637
    Playtech P.L.C.                                              1,111,348   11,612,259
    Renishaw P.L.C.                                                179,288    6,434,071
    Rightmove P.L.C.                                               477,301   24,193,041
    RM P.L.C.                                                      318,504      577,159
    SDL P.L.C.                                                     395,868    2,439,170
*   Sepura P.L.C.                                                  429,568      102,770
    Softcat P.L.C.                                                  63,395      247,458
    Spectris P.L.C.                                                613,329   18,662,921
    Spirent Communications P.L.C.                                3,014,698    3,698,290
    TT Electronics P.L.C.                                          828,017    1,552,442
    Xaar P.L.C.                                                    370,936    1,862,009
    Zoopla Property Group P.L.C.                                   945,477    4,366,140
                                                                           ------------
Total Information Technology                                                178,712,487
                                                                           ------------
Materials -- (8.1%)
    Acacia Mining P.L.C.                                           900,534    4,883,452
#   Carclo P.L.C.                                                  213,640      356,625
    Centamin P.L.C.                                              6,065,603   11,994,009
    Croda International P.L.C.                                     224,656    9,486,576
    DS Smith P.L.C.                                              4,938,232   27,604,222
    Elementis P.L.C.                                             2,601,104    8,793,652
*   Evraz P.L.C.                                                 1,660,604    4,670,896
*   Ferrexpo P.L.C.                                                433,035      830,056
#   Filtrona P.L.C.Essentra P.L.C.                               1,251,793    6,463,447
    Gem Diamonds, Ltd.                                             633,596      975,330
    Hill & Smith Holdings P.L.C.                                   416,549    6,318,189
#   Hochschild Mining P.L.C.                                     1,480,894    4,615,336
*   KAZ Minerals P.L.C.                                          1,307,816    7,760,048
*   Lonmin P.L.C.                                                1,647,895    2,647,566
    Low & Bonar P.L.C.                                           1,119,286      979,063
    Marshalls P.L.C.                                             1,079,270    3,935,977
*   Petra Diamonds, Ltd.                                         3,007,687    5,742,341

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                    SHARES      VALUE++
                                                                  ---------- --------------
Materials -- (Continued)
#*   Petropavlovsk P.L.C.                                         13,101,159 $    1,117,379
     RPC Group P.L.C.                                              1,638,321     22,124,174
     Synthomer P.L.C.                                              1,362,487      7,743,883
     Vedanta Resources P.L.C.                                        365,710      4,832,960
     Victrex P.L.C.                                                  443,677     10,632,302
     Zotefoams P.L.C.                                                 93,537        326,263
                                                                             --------------
Total Materials                                                                 154,833,746
                                                                             --------------
Real Estate -- (2.5%)
#    Capital & Counties Properties P.L.C.                          2,645,264      9,075,177
#*   CLS Holdings P.L.C.                                              21,962        441,927
     Countrywide P.L.C.                                              649,114      1,439,340
     Daejan Holdings P.L.C.                                           36,744      2,929,442
     Foxtons Group P.L.C.                                            843,692      1,032,423
     Grainger P.L.C.                                               1,870,698      5,608,609
     Harworth Group P.L.C.                                            30,680         34,302
     Helical P.L.C.                                                  619,438      2,294,197
     LSL Property Services P.L.C.                                    328,694        847,214
*    Raven Russia, Ltd.                                            1,046,108        627,091
     Savills P.L.C.                                                  734,682      7,179,103
     St. Modwen Properties P.L.C.                                  1,098,776      4,401,674
     U & I Group P.L.C.                                              642,624      1,313,009
     UNITE Group P.L.C. (The)                                      1,349,912      9,964,106
                                                                             --------------
Total Real Estate                                                                47,187,614
                                                                             --------------
Telecommunication Services -- (0.7%)
     Inmarsat P.L.C.                                                 611,879      4,688,093
     KCOM Group P.L.C.                                             3,197,302      3,599,760
#    TalkTalk Telecom Group P.L.C.                                 2,586,447      5,100,436
                                                                             --------------
Total Telecommunication Services                                                 13,388,289
                                                                             --------------
Utilities -- (1.9%)
     Dee Valley Group P.L.C.                                          12,109        265,844
     Drax Group P.L.C.                                             2,261,324     10,560,122
     Pennon Group P.L.C.                                           1,994,817     19,943,961
     Telecom Plus P.L.C.                                             324,498      4,974,229
                                                                             --------------
Total Utilities                                                                  35,744,156
                                                                             --------------
TOTAL COMMON STOCKS                                                           1,827,525,545
                                                                             --------------
TOTAL INVESTMENT SECURITIES                                                   1,827,525,545
                                                                             --------------

                                                                                VALUE+
                                                                             --------------
SECURITIES LENDING COLLATERAL -- (3.9%)
(S)@ DFA Short Term Investment Fund                                6,368,165     73,692,403
                                                                             --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,759,624,374)^^                        $1,901,217,948
                                                                             ==============

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------------
                                                               LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                             ----------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary                                             -- $  359,467,921   --    $  359,467,921
   Consumer Staples                                                   --    100,427,101   --       100,427,101
   Energy                                                             --    101,185,538   --       101,185,538
   Financials                                                $11,142,175    238,945,604   --       250,087,779
   Health Care                                                        --     63,160,388   --        63,160,388
   Industrials                                                        --    523,330,526   --       523,330,526
   Information Technology                                      1,621,238    177,091,249   --       178,712,487
   Materials                                                          --    154,833,746   --       154,833,746
   Real Estate                                                        --     47,187,614   --        47,187,614
   Telecommunication Services                                         --     13,388,289   --        13,388,289
   Utilities                                                          --     35,744,156   --        35,744,156
Securities Lending Collateral                                         --     73,692,403   --        73,692,403
                                                             ----------- --------------   --    --------------
TOTAL                                                        $12,763,413 $1,888,454,535   --    $1,901,217,948
                                                             =========== ==============   ==    ==============

                     THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                  SHARES     VALUE++
                                                                 --------- ------------
COMMON STOCKS -- (91.9%)
AUSTRIA -- (3.1%)
    Agrana Beteiligungs AG                                          16,785 $  2,166,757
    ANDRITZ AG                                                     325,216   17,577,868
    Atrium European Real Estate, Ltd.                              733,594    3,080,365
#   Austria Technologie & Systemtechnik AG                         154,803    1,586,703
    BUWOG AG                                                       357,653    8,534,478
    CA Immobilien Anlagen AG                                       352,590    6,946,339
#   DO & CO AG                                                      29,227    1,828,742
    EVN AG                                                         200,982    2,460,856
*   FACC AG                                                         25,271      165,873
    Flughafen Wien AG                                                4,221      119,318
#   IMMOFINANZ AG                                                3,445,943    6,328,158
    Josef Manner & Co. AG                                              870       49,776
    Kapsch TrafficCom AG                                            30,685    1,262,515
    Lenzing AG                                                      51,632    7,376,616
    Mayr Melnhof Karton AG                                          49,358    5,569,641
    Oberbank AG                                                     45,050    3,043,709
    Oesterreichische Post AG                                       203,557    7,363,712
    Palfinger AG                                                    79,849    2,688,426
    POLYTEC Holding AG                                              92,160    1,271,028
    Porr Ag                                                         50,044    2,169,187
*   Raiffeisen Bank International AG                               533,683   11,886,253
    RHI AG                                                         147,894    3,649,658
#   Rosenbauer International AG                                     18,560    1,060,324
    S IMMO AG                                                      330,386    3,834,564
    Schoeller-Bleckmann Oilfield Equipment AG                       63,040    4,750,670
    Semperit AG Holding                                             68,546    2,155,257
    Strabag SE                                                     105,005    3,846,420
    Telekom Austria AG                                             430,644    2,651,609
#   UBM Development AG                                                 314       10,690
    UNIQA Insurance Group AG                                       639,601    5,274,654
#   Verbund AG                                                     308,524    4,974,210
    Vienna Insurance Group AG Wiener Versicherung Gruppe           138,580    3,377,373
    Voestalpine AG                                                   4,113      174,404
    Wienerberger AG                                                615,431   11,879,926
    Wolford AG                                                      11,252      255,112
    Zumtobel Group AG                                              163,135    2,740,583
                                                                           ------------
TOTAL AUSTRIA                                                               144,111,774
                                                                           ------------
BELGIUM -- (4.2%)
#*  Ablynx NV                                                      303,349    3,910,067
    Ackermans & van Haaren NV                                      134,383   18,325,930
*   AGFA-Gevaert NV                                                965,465    3,808,167
    Atenor                                                           7,598      378,359
    Banque Nationale de Belgique                                       986    3,065,062
    Barco NV                                                        65,535    5,701,510
    Bekaert SA                                                     183,930    7,982,230
    bpost SA                                                       447,777   10,831,982
#*  Celyad SA                                                       17,193      376,249
#   Cie d'Entreprises CFE                                           49,147    5,428,015
*   Cie Immobiliere de Belgique SA                                  14,788      885,693
    Co.Br.Ha Societe Commerciale de Brasserie SA                       111      349,599

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- ------------
BELGIUM -- (Continued)
    D'ieteren SA                                                 131,557 $  5,943,256
#*  Dalenys                                                       20,562      143,873
    Deceuninck NV                                                358,205      850,259
    Econocom Group SA                                            343,333    5,185,013
    Elia System Operator SA                                      169,789    8,469,588
    Euronav NV                                                   679,242    5,304,469
    EVS Broadcast Equipment SA                                    74,156    2,562,904
#   Exmar NV                                                     174,456    1,390,978
#*  Fagron                                                       224,088    2,188,064
*   Galapagos NV                                                 175,431   11,432,281
    Gimv NV                                                       30,402    1,696,806
    Ion Beam Applications                                        115,719    4,920,609
    Jensen-Group NV                                               13,482      561,755
    Kinepolis Group NV                                            94,699    4,544,640
#   Lotus Bakeries                                                 1,454    3,858,504
#*  MDxHealth                                                    180,487      978,073
    Melexis NV                                                   113,838    8,556,943
#*  Nyrstar NV                                                   745,541    6,305,840
    Ontex Group NV                                               314,694    9,529,699
*   Orange Belgium SA                                            167,280    3,775,115
    Picanol                                                       28,800    2,613,720
    RealDolmen                                                     8,137      214,612
    RealDolmen NV                                                    120            2
    Recticel SA                                                  218,046    1,626,023
    Resilux                                                        5,092      905,148
    Roularta Media Group NV                                       10,263      292,413
*   Sapec                                                            390       67,821
    Sioen Industries NV                                           50,430    1,593,533
    Sipef SA                                                      25,871    1,767,010
*   Telenet Group Holding NV                                      49,363    2,648,814
#   TER Beke SA                                                    2,260      373,354
*   Tessenderlo Chemie NV                                        190,301    7,072,228
#*  ThromboGenics NV                                             159,152      583,978
    Umicore SA                                                   412,343   23,097,160
    Van de Velde NV                                               35,498    2,482,989
*   Viohalco SA                                                  583,796      863,250
                                                                         ------------
TOTAL BELGIUM                                                             195,443,587
                                                                         ------------
DENMARK -- (4.6%)
    ALK-Abello A.S.                                               30,494    4,497,910
    Alm Brand A.S.                                               524,498    4,118,286
    Ambu A.S. Class B                                            128,860    5,513,540
    Arkil Holding A.S. Class B                                       504       71,663
*   Bang & Olufsen A.S.                                          226,236    3,307,600
    BankNordik P/F                                                 1,753       37,024
#*  Bavarian Nordic A.S.                                         185,809    7,325,933
    Brodrene Hartmann A.S.                                        15,178      810,670
#*  D/S Norden A.S.                                              175,318    3,118,353
    DFDS A.S.                                                    175,917    8,604,495
    Djurslands Bank A.S.                                           8,970      327,380
    FLSmidth & Co. A.S.                                          260,041   12,102,121
    Fluegger A.S. Class B                                          4,198      205,324
    GN Store Nord A.S.                                           855,243   19,102,465

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
DENMARK -- (Continued)
*   GPV Industri A.S. Class B                                        2,200 $         --
    Gronlandsbanken A.S.                                             1,125      102,068
*   H+H International A.S. Class B                                  47,950      533,087
    Harboes Bryggeri A.S. Class B                                   16,516      336,788
    IC Group A.S.                                                   39,589      821,617
*   Jeudan A.S.                                                      5,970      603,018
    Jyske Bank A.S.                                                355,855   18,333,477
    Lan & Spar Bank                                                  4,981      357,872
    Matas A.S.                                                     180,232    2,628,189
    NKT Holding A.S.                                               144,405   11,164,495
#   NNIT A.S.                                                       14,470      381,236
    Nordjyske Bank A.S.                                             38,971      673,619
*   Parken Sport & Entertainment A.S.                               33,556      348,181
    Per Aarsleff Holding A.S.                                      113,913    2,946,043
    Ringkjoebing Landbobank A.S.                                    23,334    5,082,478
    Roblon A.S. Class B                                              2,700       89,800
    Rockwool International A.S. Class A                                116       19,974
    Rockwool International A.S. Class B                             44,467    7,933,115
    Royal Unibrew A.S.                                             227,860    8,644,370
    RTX A.S.                                                        42,134      862,597
*   Santa Fe Group A.S.                                            127,806    1,077,546
    Schouw & Co. AB                                                 79,335    5,990,525
    SimCorp A.S.                                                   214,954   11,016,302
    Solar A.S. Class B                                              28,476    1,538,185
    Spar Nord Bank A.S.                                            403,107    4,708,043
    Sydbank A.S.                                                   383,352   12,711,540
*   TDC A.S.                                                     4,287,899   22,593,321
*   Tivoli A.S.                                                      9,370      653,895
*   TK Development A.S.                                            608,784      856,020
*   Topdanmark A.S.                                                491,266   12,929,462
    Tryg A.S.                                                       65,070    1,244,996
    United International Enterprises                                10,218    1,848,685
*   Vestjysk Bank A.S.                                              53,413      128,279
*   William Demant Holding A.S.                                    365,410    6,841,962
#*  Zealand Pharma A.S.                                             62,015    1,052,912
                                                                           ------------
TOTAL DENMARK                                                               216,196,461
                                                                           ------------
FINLAND -- (6.7%)
    Ahlstrom Oyj                                                    50,394      753,737
    Aktia Bank Oyj                                                  97,998    1,126,872
    Alandsbanken Abp Class B                                        21,354      345,570
    Alma Media Oyj                                                  42,130      235,912
    Amer Sports Oyj                                                641,324   16,992,531
#   Apetit Oyj                                                      18,766      277,635
    Aspo Oyj                                                        92,762      868,741
    Atria Oyj                                                       44,202      550,662
#*  BasWare Oyj                                                     43,305    1,540,078
#   Bittium Oyj                                                    128,198      844,584
    Cargotec Oyj Class B                                           235,592   11,295,832
#   Caverion Corp.                                                 522,975    4,194,650
    Citycon Oyj                                                  2,246,894    5,583,934
#   Comptel Oyj                                                    382,182      958,757
    Cramo Oyj                                                      193,511    4,824,541

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
FINLAND -- (Continued)
    Digia Oyj                                                       48,912 $    164,255
    Elisa Oyj                                                      734,075   24,736,570
    F-Secure Oyj                                                   529,757    1,850,271
*   Finnair Oyj                                                    450,180    1,966,652
#   Fiskars Oyj Abp                                                191,481    3,726,719
*   Glaston Oyj Abp                                                 46,084       21,704
    HKScan Oyj Class A                                             172,657      587,605
    Huhtamaki Oyj                                                  467,536   17,165,066
    Ilkka-Yhtyma Oyj                                                61,503      192,925
    Kemira Oyj                                                     673,239    8,434,577
    Kesko Oyj Class A                                               14,466      671,731
    Kesko Oyj Class B                                              345,206   17,467,791
    Konecranes Oyj                                                 262,339   10,309,802
    Lassila & Tikanoja Oyj                                         171,857    3,564,694
    Lemminkainen Oyj                                                30,098      586,040
#   Metsa Board Oyj                                              1,336,761    9,131,120
    Metso Oyj                                                      576,499   17,723,305
    Munksjo Oyj                                                     24,345      380,309
    Nokian Renkaat Oyj                                             623,433   23,387,139
    Olvi Oyj Class A                                                68,749    2,098,643
    Oriola-KD Oyj Class A                                            6,054       28,210
    Oriola-KD Oyj Class B                                          628,439    2,972,227
    Orion Oyj Class A                                              126,645    5,869,170
    Orion Oyj Class B                                              436,647   20,325,362
*   Outokumpu Oyj                                                3,022,031   27,041,513
#*  Outotec Oyj                                                    930,304    5,291,378
    PKC Group Oyj                                                  115,436    2,920,213
    Ponsse Oy                                                       49,070    1,259,648
*   Poyry Oyj                                                      188,253      671,726
*   QT Group Oyj                                                    48,912      316,549
    Raisio Oyj Class V                                             573,332    2,154,116
    Ramirent Oyj                                                   378,668    2,822,797
    Rapala VMC Oyj                                                 109,543      520,227
    Revenio Group Oyj                                               23,248      738,630
    Sanoma Oyj                                                     754,064    6,861,588
    Sponda Oyj                                                     618,559    2,811,512
    SRV Group Oyj                                                   23,502      133,315
*   Stockmann Oyj Abp Class A                                       42,474      326,245
#*  Stockmann Oyj Abp Class B                                      162,231    1,240,526
    Technopolis Oyj                                                905,646    3,010,113
    Teleste Oyj                                                     46,406      448,926
    Tieto Oyj                                                      295,694    8,182,596
#   Tikkurila Oyj                                                  224,347    4,577,632
#   Uponor Oyj                                                     287,363    5,184,376
    Vaisala Oyj Class A                                             47,987    1,781,941
    Valmet Oyj                                                     526,890    8,330,453
    Viking Line Abp                                                 10,366      229,238
    YIT Oyj                                                        669,695    5,314,039
                                                                           ------------
TOTAL FINLAND                                                               315,925,220
                                                                           ------------
FRANCE -- (12.7%)
    ABC Arbitrage                                                  150,388    1,105,767
    Actia Group                                                     48,398      477,634

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
FRANCE -- (Continued)
#*  Air France-KLM                                               993,402 $ 5,248,727
    Akka Technologies                                             51,478   2,091,384
    Albioma SA                                                    97,566   1,665,102
    Altamir                                                      114,870   1,643,207
    Alten SA                                                     136,617  10,173,541
    Altran Technologies SA                                       771,932  11,422,631
    April SA                                                      74,473     957,715
#*  Archos                                                       138,714     206,627
    Arkema SA                                                    269,899  26,655,708
    Assystem                                                      62,634   1,986,656
    Aubay                                                         29,713     876,583
    Axway Software SA                                             31,550     984,480
    Bastide le Confort Medical                                     8,920     274,574
    Beneteau SA                                                  199,333   2,456,875
*   Bigben Interactive                                             7,330      47,764
#   BioMerieux                                                    67,996  10,756,941
    Boiron SA                                                     38,334   3,546,033
    Bonduelle SCA                                                 74,889   1,932,235
#   Bourbon Corp.                                                 93,321   1,121,601
    Burelle SA                                                     3,632   3,960,568
    Casino Guichard Perrachon SA                                   3,794     204,581
    Catering International Services                               14,124     298,974
#*  Cegedim SA                                                    23,645     663,330
*   Cegid Group SA                                                26,749          --
#*  CGG SA                                                        97,011     975,448
    Chargeurs SA                                                  95,815   1,876,036
    Cie des Alpes                                                 40,086     837,917
    Cie Plastic Omnium SA                                        318,364  10,800,985
*   Coface SA                                                    147,327     952,217
    Derichebourg SA                                              549,528   2,532,730
    Devoteam SA                                                   27,976   1,759,055
    Dom Security                                                   2,414     131,442
    Edenred                                                      946,779  20,642,217
    Electricite de Strasbourg SA                                  21,168   2,462,639
    Elior Group                                                  402,856   9,012,213
#   Elis SA                                                      147,633   2,643,433
*   Eramet                                                        28,909   1,663,201
*   Esso SA Francaise                                             15,115     677,270
*   Etablissements Maurel et Prom                                844,597   3,868,941
    Euler Hermes Group                                            56,627   5,112,891
    Eurofins Scientific SE                                        26,545  11,917,681
    Euronext NV                                                  244,308  10,808,656
    Eutelsat Communications SA                                    68,147   1,162,360
    Exel Industries Class A                                       10,330     886,659
    Faiveley Transport SA                                         34,183   3,696,696
    Faurecia                                                     306,467  13,315,846
#   Fleury Michon SA                                               5,962     354,440
#   Gaumont SA                                                    13,521     824,950
    Gaztransport Et Technigaz SA                                  79,978   3,300,742
    GEA                                                            2,433     234,835
    Gevelot SA                                                     3,466     554,132
    GL Events                                                     48,589     952,543
    Groupe Crit                                                   23,258   1,851,315

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
FRANCE -- (Continued)
*   Groupe Fnac SA                                                  52,433 $ 3,393,293
*   Groupe Gorge                                                    22,858     555,237
    Groupe Open                                                     28,097     739,799
    Guerbet                                                         32,666   2,824,695
    Haulotte Group SA                                               74,466   1,210,168
    Havas SA                                                       568,898   5,115,861
*   Herige SADCS                                                     4,147     126,372
#*  HiPay Group SA                                                  24,579     302,227
*   ID Logistics Group                                               5,984     920,713
    Imerys SA                                                      145,098  11,652,290
#   Ingenico Group SA                                               43,343   3,654,953
#   Interparfums SA                                                 54,443   1,651,177
    Ipsen SA                                                       162,032  12,555,357
    IPSOS                                                          168,064   5,570,487
    Jacquet Metal Service                                           70,664   1,613,059
    Korian SA                                                      196,034   5,620,428
    Lagardere SCA                                                  663,377  16,643,358
    Lanson-BCC                                                       8,795     317,815
    Laurent-Perrier                                                 12,372     921,489
#   Le Noble Age                                                    25,159   1,041,135
    Lectra                                                         115,852   2,247,714
    Linedata Services                                                8,608     440,619
    LISI                                                            94,248   3,409,937
    Maisons France Confort SA                                       15,743     850,777
    Manitou BF SA                                                   49,563   1,131,553
    Manutan International                                           14,076   1,048,310
    Mersen SA                                                      117,956   2,893,236
#*  METabolic EXplorer SA                                          151,621     391,437
    Metropole Television SA                                        293,607   5,771,408
    MGI Coutier                                                     56,015   1,574,045
    Mr Bricolage                                                    30,731     401,218
#*  Naturex                                                         31,570   2,940,651
    Neopost SA                                                     176,348   5,828,860
*   Nexans SA                                                      188,998  10,967,307
    Nexity SA                                                      171,171   8,407,347
#*  Nicox                                                           76,283     677,358
*   NRJ Group                                                       71,278     797,952
#   Oeneo SA                                                       107,682     959,173
#*  Onxeo SA(BPFJVR0)                                               48,958     143,017
#*  Onxeo SA(B04P0G6)                                              160,610     466,791
    Orpea                                                          182,255  14,849,883
#*  Parrot SA                                                       25,254     236,441
    PCAS                                                             5,254      83,310
#*  Pierre & Vacances SA                                            26,157   1,187,976
    Plastivaloire                                                    1,854     268,000
    PSB Industries SA                                                8,161     463,855
#   Rallye SA                                                      128,234   2,848,243
    Remy Cointreau SA                                               55,277   5,025,550
    Rexel SA                                                     1,596,995  27,853,096
    Robertet SA                                                      3,063   1,212,058
    Rothschild & Co.                                                22,859     660,831
    Rubis SCA                                                      203,675  17,148,044
    Samse SA                                                         8,068   1,293,052

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
FRANCE -- (Continued)
    Sartorius Stedim Biotech                                       101,854 $  6,163,317
    Savencia SA                                                     33,142    2,620,934
    SEB SA                                                         120,657   15,173,364
    Seche Environnement SA                                          11,799      384,578
#*  Sequana SA                                                     289,137      567,810
*   Societe des Bains de Mer et du Cercle des Etrangers a Monaco    60,258    2,206,432
*   Societe Internationale de Plantations d'Heveas SA                7,523      514,076
    Societe Marseillaise du Tunnel Prado-Carenage SA                 3,434       87,565
    Societe pour l'Informatique Industrielle                        39,566      820,457
*   SOITEC                                                       1,279,868    2,433,145
#*  Solocal Group                                                  184,916      478,467
    Somfy SA                                                        20,959    9,030,286
    Sopra Steria Group                                              74,501    8,637,925
    SPIE SA                                                        161,256    3,657,164
*   Stallergenes Greer P.L.C.                                       12,201      429,487
*   Ste Industrielle d'Aviation Latecoere SA                       310,883    1,455,036
    Stef SA                                                         28,166    2,424,368
    STMicroelectronics NV                                        2,136,887   28,202,978
#*  Store Electronic                                                14,048      428,294
    Sword Group                                                     32,374    1,074,837
    Synergie SA                                                     69,989    2,891,277
    Tarkett SA                                                      62,317    2,415,875
    Technicolor SA                                               1,482,868    6,357,936
    Teleperformance                                                336,308   36,001,516
#   Television Francaise 1                                         626,436    6,901,293
    Tessi SA                                                         6,807    1,078,751
#   TFF Group                                                        5,065      612,267
#   Thermador Groupe                                                13,789    1,233,202
    Total Gabon                                                      1,515      268,115
*   Touax SA                                                         5,568       72,161
    Trigano SA                                                      46,958    4,214,089
*   Ubisoft Entertainment SA                                       521,852   17,157,528
    Union Financiere de France BQE SA                               16,855      448,200
#*  Vallourec SA                                                 1,427,206   10,143,742
#*  Valneva SE                                                     218,939      656,146
    Vetoquinol SA                                                   16,625      897,831
    Vicat SA                                                        86,767    5,270,386
    VIEL & Cie SA                                                  161,700      780,261
    Vilmorin & Cie SA                                               27,056    1,815,246
#*  Virbac SA                                                       22,063    4,070,781
    Vranken-Pommery Monopole SA                                     18,262      439,625
*   Worldline SA                                                    34,569      932,308
                                                                           ------------
TOTAL FRANCE                                                                598,926,746
                                                                           ------------
GERMANY -- (15.2%)
    Aareal Bank AG                                                 409,233   15,877,124
#   Adler Modemaerkte AG                                            41,855      218,015
#*  ADLER Real Estate AG                                           111,691    1,635,465
*   ADVA Optical Networking SE                                     206,292    1,728,827
#*  AIXTRON SE                                                     396,410    1,464,585
*   Aligna AG                                                      318,087           --
    All for One Steeb AG                                               569       34,842
#   Allgeier SE                                                     26,260      512,271

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
GERMANY -- (Continued)
    Amadeus Fire AG                                                 30,168 $ 2,378,599
*   AS Creation Tapeten                                              7,109     238,222
    Aurubis AG                                                     180,566  10,638,737
    Axel Springer SE                                               194,300  10,241,581
    Basler AG                                                        3,576     231,789
    Bauer AG                                                        33,835     512,584
    BayWa AG(5838057)                                               78,978   2,682,936
    BayWa AG(5838068)                                                  124       4,235
    Bechtle AG                                                      80,333   8,159,874
#   Bertrandt AG                                                    27,357   2,731,200
    Bijou Brigitte AG                                               19,236   1,163,144
#*  Bilfinger SE                                                   178,040   7,398,863
    Biotest AG                                                      60,306   1,145,750
*   BKN International AG                                            33,408          --
    Borussia Dortmund GmbH & Co. KGaA                              473,904   2,730,089
    BRAAS Monier Building Group SA                                  20,914     570,512
#   CANCOM SE                                                       86,805   4,075,646
    Carl Zeiss Meditec AG                                          160,352   5,994,843
#   CENIT AG                                                        50,111   1,082,246
    CENTROTEC Sustainable AG                                        44,227     764,485
    Cewe Stiftung & Co. KGAA                                        31,218   2,544,769
#   Clere AG                                                        21,096     373,021
    Comdirect Bank AG                                              182,514   1,918,955
#   CompuGroup Medical SE                                          119,816   4,713,816
*   Constantin Medien AG                                           340,089     696,611
    CropEnergies AG                                                116,924     781,175
#   CTS Eventim AG & Co. KGaA                                      216,083   7,513,770
    Data Modul AG                                                   11,455     631,259
*   DEAG Deutsche Entertainment AG                                  11,399      38,053
#   Delticom AG                                                     28,981     532,644
    Deutsche Beteiligungs AG                                        50,300   1,810,418
    Deutsche EuroShop AG                                           220,384   9,161,049
    Deutsche Lufthansa AG                                           28,830     385,128
    Deutsche Pfandbriefbank AG                                      47,168     480,729
    Deutz AG                                                       599,311   3,988,375
*   Dialog Semiconductor P.L.C.                                    382,079  17,778,911
    DIC Asset AG                                                   265,874   2,630,357
    DMG Mori AG                                                    179,867   8,694,992
    Dr Hoenle AG                                                    25,078     785,675
    Draegerwerk AG & Co. KGaA                                       10,065     712,184
#   Drillisch AG                                                   227,365  10,546,061
    Duerr AG                                                       133,802  11,607,582
    Eckert & Ziegler AG                                             18,549     510,654
    Elmos Semiconductor AG                                          53,988     845,397
#   ElringKlinger AG                                               167,277   2,968,688
*   Euromicron AG                                                   32,612     222,638
*   Evotec AG                                                    1,103,203   8,419,602
#   Fielmann AG                                                    114,167   7,980,895
*   First Sensor AG                                                 22,812     337,289
    Francotyp-Postalia Holding AG Class A                           53,729     284,469
    Fraport AG Frankfurt Airport Services Worldwide                179,584  10,747,226
    Freenet AG                                                     652,809  19,626,308
    Fuchs Petrolub SE                                              147,943   6,245,705
    Gerresheimer AG                                                198,146  16,154,435

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
GERMANY -- (Continued)
    Gerry Weber International AG                                    98,127 $ 1,144,088
#   Gesco AG                                                        43,467   1,073,413
    GFK SE                                                          76,920   3,615,746
#   GFT Technologies SE                                             90,843   1,905,637
    Grammer AG                                                      79,765   4,504,582
    GRENKE AG                                                       36,620   6,131,297
*   H&R GmbH & Co. KGaA                                             33,528     560,972
    Hamburger Hafen und Logistik AG                                113,533   2,314,301
#*  Heidelberger Druckmaschinen AG                               1,506,720   3,952,676
    Hella KGaA Hueck & Co.                                         119,350   4,878,240
*   Highlight Communications AG                                     94,846     561,802
*   HolidayCheck Group AG                                          114,390     313,992
    Hornbach Baumarkt AG                                            22,599     698,217
    Hugo Boss AG                                                   285,824  18,363,543
    Indus Holding AG                                               129,827   7,416,898
#   Init Innovation In Traffic Systems AG                           23,180     385,762
    Isra Vision AG                                                  18,038   2,185,062
    Jenoptik AG                                                    262,122   5,028,143
#   K+S AG                                                         990,931  25,172,889
*   Kampa AG                                                         7,101         115
    KION Group AG                                                  258,832  15,774,242
*   Kloeckner & Co. SE                                             555,392   7,252,413
*   Koenig & Bauer AG                                               69,890   3,725,348
#*  Kontron AG                                                     437,004   1,373,380
#   Krones AG                                                       75,044   7,671,075
    KSB AG                                                           3,466   1,351,204
#   KWS Saat SE                                                     15,970   5,009,222
    Lanxess AG                                                     484,758  35,276,450
    LEG Immobilien AG                                              306,750  24,127,486
    Leifheit AG                                                     13,935     909,947
    Leoni AG                                                       159,356   6,400,215
#*  LPKF Laser & Electronics AG                                     76,947     592,702
#*  Manz AG                                                         21,725     916,271
*   MasterFlex SE                                                   19,347     140,801
*   Mediclin AG                                                     88,966     542,896
#*  Medigene AG                                                     56,083     790,975
    MLP AG                                                         303,693   1,568,865
*   msg life ag                                                     11,646      32,828
    MTU Aero Engines AG                                            249,839  29,927,859
    Nemetschek SE                                                  107,874   5,521,869
#   Nexus AG                                                        49,542   1,053,770
#*  Nordex SE                                                      307,691   6,502,161
    NORMA Group AG                                                 202,672   9,045,273
    OHB SE                                                          34,003     699,393
    Osram Licht AG                                                 343,036  19,913,458
#   paragon AG                                                       5,079     224,945
*   Patrizia Immobilien AG                                         263,203   4,235,292
#*  Petro Welt Technologies AG                                       6,474      51,819
#   Pfeiffer Vacuum Technology AG                                   52,225   5,680,457
    PNE Wind AG                                                    367,537     856,240
    Progress-Werk Oberkirch AG                                       7,571     316,571
    PSI AG Gesellschaft Fuer Produkte und Systeme der
      Informationstechnologie                                       27,232     349,610

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- ------------
GERMANY -- (Continued)
    Puma SE                                                       10,528 $  3,206,237
*   PVA TePla AG                                                  46,019      114,363
    QIAGEN NV                                                    717,083   20,867,290
#   QSC AG                                                       498,723      975,672
#   R Stahl AG                                                    14,952      468,831
    Rational AG                                                   14,449    6,560,667
    Rheinmetall AG                                               223,411   17,144,856
    RHOEN-KLINIKUM AG                                            235,088    6,444,009
#   RIB Software AG                                              167,309    2,139,131
#   S&T AG                                                        49,127      452,147
    SAF-Holland SA                                               248,917    3,785,971
    Salzgitter AG                                                212,972    8,173,475
#   Schaltbau Holding AG                                          27,311      976,636
    Schloss Wachenheim AG                                          7,479      127,750
*   SER Systems AG                                                 9,400           --
#*  SGL Carbon SE                                                266,687    2,323,190
    SHW AG                                                        25,624      848,378
*   Siltronic AG                                                  12,459      668,389
#   Sixt Leasing SE                                               12,545      248,070
    Sixt SE                                                       80,910    4,212,070
#   SMA Solar Technology AG                                       59,062    1,521,393
*   SMT Scharf AG                                                 18,103      271,288
    Softing AG                                                    21,576      287,790
    Software AG                                                  309,788   11,175,138
#*  Solarworld AG                                                 13,177       57,607
*   Stabilus SA                                                   37,141    2,245,413
    Stada Arzneimittel AG                                        306,492   15,786,529
    STRATEC Biomedical AG                                          3,205      168,952
#   Stroeer SE & Co. KGaA                                        118,799    5,852,543
    Suedzucker AG                                                438,206   11,593,011
*   Suess MicroTec AG                                            105,674      872,619
    Surteco SE                                                    26,117      666,122
    TAG Immobilien AG                                            798,736   10,798,826
    Takkt AG                                                     163,454    3,653,944
    Technotrans AG                                                32,047      849,441
    TLG Immobilien AG                                            165,302    3,141,575
*   Tom Tailor Holding AG                                        108,631      646,063
*   Uniper SE                                                    170,816    2,433,453
    VERBIO Vereinigte BioEnergie AG                              127,536    1,447,592
#*  Vossloh AG                                                    68,437    4,408,606
#   VTG AG                                                        80,128    2,666,130
    Wacker Chemie AG                                              77,716    9,392,604
    Wacker Neuson SE                                             146,155    2,401,016
    Washtec AG                                                    45,252    2,557,028
    Wincor Nixdorf AG                                              1,815      129,349
    XING AG                                                       16,563    3,243,779
    Zeal Network SE                                               35,397    1,113,719
                                                                         ------------
TOTAL GERMANY                                                             714,046,378
                                                                         ------------
GREECE -- (0.0%)
*   Alfa Alfa Energy SA                                            3,810           --
*   Alysida SA                                                     2,376           --
*   Atlantic Supermarkets SA                                      34,730           --

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
GREECE -- (Continued)
*   Babis Vovos International Construction SA                       21,073 $        --
*   Balafas SA                                                      15,200          --
*   Elektroniki Athinon SA                                           7,497          --
*   Etma Rayon SA                                                   11,242          --
*   Informatics SA                                                   3,778          --
*   Ipirotiki Software & Publications SA                            22,110          --
*   Lan-Net SA                                                      12,688          --
*   Neorion Holdings SA                                             14,991          --
*   Promota Hellas SA                                                8,860          --
*   T Bank SA                                                      228,007          --
*   Themeliodomi SA                                                 37,422          --
                                                                           -----------
TOTAL GREECE                                                                        --
                                                                           -----------
IRELAND -- (1.2%)
    C&C Group P.L.C.(B010DT8)                                      399,607   1,702,813
    C&C Group P.L.C.(B011Y09)                                    1,077,904   4,604,538
    Datalex P.L.C.                                                  60,575     222,326
*   FBD Holdings P.L.C.                                            125,728   1,051,856
    Glanbia P.L.C.(0066950)                                        700,613  11,794,609
    Glanbia P.L.C.(4058629)                                         49,281     832,332
    IFG Group P.L.C.                                               302,015     567,255
*   Independent News & Media P.L.C.                              1,593,163     206,490
    Irish Continental Group P.L.C.(BLP5857)                        397,499   2,024,366
    Irish Continental Group P.L.C.(BLP59W1)                        234,200   1,187,938
    Kingspan Group P.L.C.                                          644,320  18,775,905
    Paddy Power Betfair P.L.C.                                           1          84
    Smurfit Kappa Group P.L.C.                                     601,045  15,842,356
                                                                           -----------
TOTAL IRELAND                                                               58,812,868
                                                                           -----------
ISRAEL -- (2.0%)
*   ADO Group, Ltd.                                                 49,052     564,593
#*  Africa Israel Investments, Ltd.                              1,160,746     174,398
*   Africa Israel Properties, Ltd.                                  78,320   1,445,897
    Africa Israel Residences, Ltd.                                     594      12,268
#*  Airport City, Ltd.                                             316,100   3,391,855
    Albaad Massuot Yitzhak, Ltd.                                       466       8,087
#*  Allot Communications, Ltd.                                     131,391     646,113
#   Alrov Properties and Lodgings, Ltd.                             44,880   1,021,782
#   Amot Investments, Ltd.                                         472,876   1,995,204
    Arad, Ltd.                                                       1,053      11,023
    Ashtrom Properties, Ltd.                                        23,018      83,380
#*  AudioCodes, Ltd.                                               163,675   1,083,516
    Avgol Industries 1953, Ltd.                                    407,132     494,848
*   Azorim-Investment Development & Construction Co., Ltd.         394,505     415,641
    Bayside Land Corp.                                               3,697   1,361,953
#   Big Shopping Centers, Ltd.                                      19,629   1,318,136
#*  BioLine RX, Ltd.                                                59,630      61,065
#   Blue Square Real Estate, Ltd.                                   23,007     912,317
    Brack Capital Properties NV                                     14,766   1,260,693
#*  Cellcom Israel, Ltd.                                           298,341   3,140,431
*   Ceragon Networks, Ltd.                                         128,451     472,496
#*  Clal Biotechnology Industries, Ltd.                            174,162     125,629

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
ISRAEL -- (Continued)
*   Clal Insurance Enterprises Holdings, Ltd.                      118,904 $1,653,581
*   Cohen Development & Industrial Buildings, Ltd.                   2,564     63,479
#*  Compugen, Ltd.                                                 185,531    890,001
    Delek Automotive Systems, Ltd.                                 172,159  1,581,690
#   Delta-Galil Industries, Ltd.                                    56,527  1,800,771
    Direct Insurance Financial Investments, Ltd.                    73,126    643,439
    El Al Israel Airlines                                        1,621,784  1,057,594
    Electra Consumer Products 1970, Ltd.                            18,614    323,522
    Electra, Ltd.                                                    9,110  1,655,025
    Elron Electronic Industries, Ltd.                               62,094    281,035
#   Energix-Renewable Energies, Ltd.                                94,709     62,152
*   Equital, Ltd.                                                    7,312    135,986
#*  Evogene, Ltd.                                                   70,559    352,241
#   First International Bank Of Israel, Ltd.                       194,692  2,928,928
    FMS Enterprises Migun, Ltd.                                     12,189    341,918
    Formula Systems 1985, Ltd.                                      45,817  1,782,506
    Fox Wizel, Ltd.                                                 21,125    333,957
*   Gilat Satellite Networks, Ltd.                                 120,892    688,577
#*  Hadera Paper, Ltd.                                              10,176    387,177
    Hamlet Israel-Canada, Ltd.                                         851     11,939
    Harel Insurance Investments & Financial Services, Ltd.         571,614  2,868,237
#   Hilan, Ltd.                                                     48,212    722,457
    IDI Insurance Co., Ltd.                                         22,850  1,125,655
#   Industrial Buildings Corp., Ltd.                               475,849    564,887
#*  Israel Discount Bank, Ltd. Class A                           2,736,507  5,688,649
    Israel Land Development Co., Ltd. (The)                         22,310    167,154
*   Jerusalem Oil Exploration                                       46,427  2,024,359
#*  Kamada, Ltd.                                                   126,672    786,574
*   Kenon Holdings, Ltd.                                            36,491    467,215
    Kerur Holdings, Ltd.                                             8,893    239,251
    Klil Industries, Ltd.                                              729     65,689
    Maabarot Products, Ltd.                                         21,999    344,451
    Magic Software Enterprises, Ltd.                                92,863    659,267
#   Matrix IT, Ltd.                                                183,996  1,480,739
    Maytronics, Ltd.                                               138,532    531,681
#*  Mazor Robotics, Ltd.                                           228,777  2,626,630
    Meitav DS Investments, Ltd.                                     44,186    210,806
#   Melisron, Ltd.                                                  57,038  2,613,251
*   Menora Mivtachim Holdings, Ltd.                                127,166  1,178,166
*   Migdal Insurance & Financial Holding, Ltd.                   1,649,434  1,469,005
#   Mivtach Shamir                                                  22,547    468,355
#*  Naphtha Israel Petroleum Corp., Ltd.                           164,741  1,099,393
    Neto ME Holdings, Ltd.                                           5,778    451,602
*   Nova Measuring Instruments, Ltd.                               135,303  2,011,753
#   Oil Refineries, Ltd.                                         5,367,932  1,889,230
#*  Partner Communications Co., Ltd.                               499,200  2,926,724
    Paz Oil Co., Ltd.                                               25,703  3,979,834
*   Perion Network, Ltd.                                            16,455     30,639
*   Phoenix Holdings, Ltd. (The)                                   295,823  1,085,934
#   Plasson Industries, Ltd.                                        13,484    429,425
#   Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.            32,629  1,326,532
#*  Redhill Biopharma, Ltd.                                         45,309     43,813
    Sapiens International Corp. NV                                 117,922  1,575,300

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
ISRAEL -- (Continued)
    Scope Metals Group, Ltd.                                         7,746 $   159,887
    Shapir Engineering and Industry, Ltd.                           88,287     206,315
#   Shikun & Binui, Ltd.                                         1,096,671   2,271,002
    Shufersal, Ltd.                                                392,383   1,504,938
#*  Space Communication, Ltd.                                       17,611     120,828
#   Strauss Group, Ltd.                                            136,109   2,190,460
*   Summit Real Estate Holdings, Ltd.                              107,123     568,981
    Tadiran Holdings, Ltd.                                           7,555     173,960
#*  Tower Semiconductor, Ltd.                                      283,546   6,081,907
*   Union Bank of Israel                                           132,846     558,277
                                                                           -----------
TOTAL ISRAEL                                                                93,966,055
                                                                           -----------
ITALY -- (8.9%)
    A2A SpA                                                      8,290,391  11,073,159
    ACEA SpA                                                       302,509   3,703,984
#*  Aedes SIIQ SpA                                                 691,904     279,187
#*  Aeffe SpA                                                      167,738     205,819
    Aeroporto di Venezia Marco Polo SpA--SAVE                       85,250   1,724,905
    Amplifon SpA                                                   515,448   5,233,521
    Anima Holding SpA                                              855,810   5,103,213
    Ansaldo STS SpA                                                572,443   7,227,805
*   Arnoldo Mondadori Editore SpA                                  724,145   1,054,395
    Ascopiave SpA                                                  424,667   1,248,887
#   Astaldi SpA                                                    288,057   1,877,390
    Autogrill SpA                                                  728,145   6,403,549
    Azimut Holding SpA                                             623,078  11,211,816
#*  Banca Carige SpA                                             1,893,751     766,908
#   Banca Finnat Euramerica SpA                                    616,149     246,295
    Banca Generali SpA                                             284,313   7,252,431
    Banca IFIS SpA                                                 147,336   3,995,982
    Banca Mediolanum SpA                                         1,097,031   8,415,759
#*  Banca Monte dei Paschi di Siena SpA                             19,884     310,592
#*  Banca Popolare dell'Etruria e del Lazio SC                   1,058,027          --
    Banca Popolare di Sondrio SCPA                               2,316,219   8,213,303
#   Banca Profilo SpA                                            1,221,744     274,055
#   Banco BPM SpA                                                6,471,527  18,373,211
    Banco di Desio e della Brianza SpA                             224,677     542,638
    BasicNet SpA                                                   170,033     594,195
    Biesse SpA                                                      68,574   1,414,870
    BPER Banca                                                   2,548,728  14,494,760
    Brembo SpA                                                     161,253  10,331,835
#   Brunello Cucinelli SpA                                         108,066   2,446,480
    Buzzi Unicem SpA                                               409,864  10,106,358
#   Cairo Communication SpA                                        339,858   1,312,739
*   Caltagirone Editore SpA                                          6,277       5,147
    Cembre SpA                                                      39,007     599,705
    Cementir Holding SpA                                           325,211   1,392,652
    Cerved Information Solutions SpA                               668,295   5,469,295
    CIR-Compagnie Industriali Riunite SpA                        2,065,487   2,395,626
    Credito Emiliano SpA                                           471,853   3,066,527
#   Credito Valtellinese SC                                      5,732,088   3,007,828
    d'Amico International Shipping SA                              830,428     219,640
    Danieli & C Officine Meccaniche SpA                             72,897   1,564,027

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
ITALY -- (Continued)
    Datalogic SpA                                                   111,466 $ 2,290,529
    Davide Campari-Milano SpA                                     1,402,760  14,070,566
    De' Longhi SpA                                                  274,771   6,862,169
    DeA Capital SpA                                                 526,890     692,188
    DiaSorin SpA                                                    116,636   6,963,980
#*  Ei Towers SpA                                                    87,314   4,831,862
    El.En. SpA                                                       48,277   1,173,368
    Elica SpA                                                         4,665       8,463
#   ERG SpA                                                         319,564   3,548,669
    Esprinet SpA                                                    169,978   1,259,646
#*  Eurotech SpA                                                     90,850     131,985
    Falck Renewables SpA                                            704,182     717,432
*   Fincantieri SpA                                               2,268,686   1,348,241
    FinecoBank Banca Fineco SpA                                     922,158   5,493,217
    FNM SpA                                                         627,039     347,779
#   Geox SpA                                                        453,868     979,318
*   Gruppo Editoriale L'Espresso SpA                                481,852     409,767
#   Gruppo MutuiOnline SpA                                          103,077     997,804
    Hera SpA                                                      3,352,671   7,828,360
    IMMSI SpA                                                     1,202,186     480,991
    Industria Macchine Automatiche SpA                               70,748   4,689,362
    Infrastrutture Wireless Italiane SpA                            328,849   1,558,453
#*  Intek Group SpA                                               1,768,514     413,613
    Interpump Group SpA                                             425,898   8,004,421
    Iren SpA                                                      2,952,554   4,802,194
*   Italgas SpA                                                     660,607   2,510,200
    Italmobiliare SpA                                                45,336   2,241,790
*   Juventus Football Club SpA                                    2,220,681     746,625
    La Doria SpA                                                     65,929     594,684
#   Maire Tecnimont SpA                                             643,190   1,812,061
#   MARR SpA                                                        182,251   3,541,872
#   Mediaset SpA                                                  4,351,208  18,641,783
    Moncler SpA                                                     664,534  12,771,025
#   Nice SpA                                                         71,162     194,140
    OVS SpA                                                         155,923     870,525
    Parmalat SpA                                                  1,761,867   5,687,075
#   Piaggio & C SpA                                                 961,442   1,599,228
#*  Prelios SpA                                                     127,326      13,106
#   Prima Industrie SpA                                              15,358     274,495
    Prysmian SpA                                                  1,026,230  26,695,289
    RAI Way SpA                                                      17,334      68,632
    Recordati SpA                                                   474,431  13,509,975
#   Reno de Medici SpA                                              840,050     320,383
    Reply SpA                                                        23,664   3,036,906
#*  Retelit SpA                                                     732,206     845,456
*   Richard-Ginori 1735 SpA                                           8,489          --
    Sabaf SpA                                                        25,688     287,382
#   SAES Getters SpA                                                 40,332     495,598
*   Safilo Group SpA                                                176,776   1,311,395
*   Saipem SpA                                                   26,968,903  13,847,999
#   Salini Impregilo SpA                                          1,159,746   3,620,738
#   Salvatore Ferragamo SpA                                         262,482   6,942,916
    Saras SpA                                                     1,637,194   2,536,060

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
ITALY -- (Continued)
    Servizi Italia SpA                                              34,833 $    138,966
#*  Snai SpA                                                       117,457      142,781
    Societa Cattolica di Assicurazioni SCRL                        852,357    5,333,086
    Societa Iniziative Autostradali e Servizi SpA                  349,366    2,843,447
*   Sogefi SpA                                                     284,842      679,207
    SOL SpA                                                        161,050    1,451,637
    Tamburi Investment Partners SpA                                418,473    1,754,236
#*  Tiscali SpA                                                  9,160,788      482,468
#   Tod's SpA                                                       70,079    5,061,502
#*  Trevi Finanziaria Industriale SpA                              509,518      556,957
    TXT e-solutions SpA                                             28,342      270,028
#   Unione di Banche Italiane SpA                                2,172,739    7,577,401
    Unipol Gruppo Finanziario SpA                                2,168,748    8,020,405
    UnipolSai SpA                                                4,147,843    8,650,531
    Vittoria Assicurazioni SpA                                     124,843    1,408,606
#*  Yoox Net-A-Porter Group SpA                                    280,998    7,048,739
    Zignago Vetro SpA                                              142,878      877,572
                                                                           ------------
TOTAL ITALY                                                                 420,379,772
                                                                           ------------
NETHERLANDS -- (5.0%)
    Aalberts Industries NV                                         600,156   21,066,023
    Accell Group                                                   146,494    3,435,619
*   AFC Ajax NV                                                     18,134      174,889
    AMG Advanced Metallurgical Group NV                            171,531    3,177,754
    Amsterdam Commodities NV                                        92,796    2,058,125
    APERAM SA                                                      270,393   12,787,825
    Arcadis NV                                                     381,581    5,188,546
    ASM International NV                                           290,828   14,338,912
*   Atag Group NV                                                    4,630           --
    BE Semiconductor Industries NV                                 196,836    7,107,336
    Beter Bed Holding NV                                            97,492    1,694,348
    BinckBank NV                                                   301,078    1,725,639
    Boskalis Westminster                                           492,042   18,204,520
    Brunel International NV                                        118,473    2,078,743
    Corbion NV                                                     334,113    8,557,720
    Delta Lloyd NV                                               2,709,093   15,597,267
#   Flow Traders                                                    19,559      683,498
*   Fugro NV                                                       381,770    6,021,536
#   Gemalto NV(B9MS8P5)                                            304,031   17,668,914
    Gemalto NV(B011JK4)                                            119,289    6,922,807
#*  Heijmans NV                                                    126,289      841,400
    Hunter Douglas NV                                               11,551      723,864
    IMCD Group NV                                                   57,669    2,590,155
    KAS Bank NV                                                     80,799      744,201
    Kendrion NV                                                     67,325    1,911,713
#   Koninklijke BAM Groep NV                                     1,407,837    6,642,383
    Koninklijke Vopak NV                                           180,802    7,766,364
#   Nederland Apparatenfabriek                                      27,865    1,059,611
#*  OCI NV                                                         292,497    5,520,697
*   Ordina NV                                                      866,273    1,856,790

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
NETHERLANDS -- (Continued)
*   PostNL NV                                                    2,511,108 $ 11,021,188
    Refresco Group NV                                               51,605      779,455
    SBM Offshore NV                                                973,469   15,835,779
    Sligro Food Group NV                                           134,719    4,887,661
#*  SRH NV                                                         705,718           --
    Telegraaf Media Groep NV                                       170,034    1,090,240
    TKH Group NV                                                   223,860    9,073,878
#*  TomTom NV                                                      606,779    5,562,366
    Van Lanschot NV                                                 27,907      603,350
    Wessanen                                                       469,148    6,659,029
                                                                           ------------
TOTAL NETHERLANDS                                                           233,660,145
                                                                           ------------
NORWAY -- (2.8%)
#   ABG Sundal Collier Holding ASA                               1,786,130    1,128,887
    AF Gruppen ASA                                                  23,088      426,859
#*  Akastor ASA                                                    917,989    1,644,386
    Aker ASA Class A                                               109,341    4,534,082
    Aker BP ASA                                                    356,696    6,490,249
*   Aker Solutions ASA                                             791,226    4,266,527
#   American Shipping Co. ASA                                      201,106      743,403
    Arendals Fossekompani A.S.                                          90       31,719
    Atea ASA                                                       362,945    3,532,249
    Austevoll Seafood ASA                                          517,682    4,788,170
#   Avance Gas Holding, Ltd.                                       139,810      492,067
#*  Axactor AB                                                   4,472,166    1,415,567
    Bakkafrost P/F                                                 188,658    7,250,941
*   Biotec Pharmacon ASA                                           139,685      191,251
    Bonheur ASA                                                    140,320    1,412,446
    Borregaard ASA                                                 475,583    5,234,272
    BW LPG, Ltd.                                                   347,224    1,770,432
*   BW Offshore, Ltd.                                              863,791    2,520,883
*   Deep Sea Supply P.L.C.                                         254,547       49,740
#*  DNO ASA                                                      3,249,546    3,401,091
*   DOF ASA                                                        760,264      101,688
    Ekornes ASA                                                    111,584    1,543,670
    Entra ASA                                                       52,251      563,557
#*  Fred Olsen Energy ASA                                          147,008      316,778
#   Frontline, Ltd.                                                280,146    1,936,814
    Grieg Seafood ASA                                              272,291    2,285,083
#*  Hexagon Composites ASA                                         431,883    1,447,227
#   Hoegh LNG Holdings Ltd                                         245,363    2,728,893
*   Kongsberg Automotive ASA                                     2,171,519    1,534,898
    Kongsberg Gruppen A.S.                                          30,248      499,214
*   Kvaerner ASA                                                 1,616,475    2,128,141
#*  Nordic Semiconductor ASA                                       703,953    2,965,937
#*  Norske Skogindustrier ASA                                    1,270,388      423,550
#*  Norwegian Air Shuttle ASA                                      154,653    5,048,598
#   Norwegian Property ASA                                          35,843       43,024
#   Ocean Yield ASA                                                236,171    1,790,385
*   Odfjell Drilling, Ltd.                                          39,423       75,038
*   Odfjell SE Class A                                             134,257      531,889
    Olav Thon Eindom A.S.                                          115,054    2,205,489
#   Opera Software ASA                                             514,924    2,315,209

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
NORWAY -- (Continued)
#*  Petroleum Geo-Services ASA                                    1,527,469 $  5,076,253
#*  PhotoCure ASA                                                    59,328      316,955
#*  Prosafe SE                                                       84,834      352,414
#   Protector Forsikring ASA                                        285,028    2,541,233
*   Q-Free ASA                                                      179,836      179,268
#*  REC Silicon ASA                                              14,281,005    2,235,171
    Scatec Solar ASA                                                223,910    1,004,633
#*  Seadrill, Ltd.                                                  463,580      908,280
    Selvaag Bolig ASA                                               144,329      694,804
#*  Sevan Marine ASA                                                124,800      240,905
*   Solstad Offshore ASA                                             72,220       95,048
#*  Songa Offshore                                                  134,471      518,475
    SpareBank 1 SMN                                                 131,684    1,101,848
    SpareBank 1 SR-Bank ASA                                         212,083    1,576,871
    Stolt-Nielsen, Ltd.                                             129,421    1,955,019
*   Storebrand ASA                                                  762,009    4,646,478
#   TGS Nopec Geophysical Co. ASA                                   351,607    8,441,905
    Tomra Systems ASA                                               647,834    7,089,983
*   Treasure ASA                                                    300,823      628,508
    Veidekke ASA                                                    400,114    5,946,283
*   Wilh Wilhelmsen ASA                                             306,364    1,503,200
    Wilh Wilhelmsen Holding ASA Class A                              61,068    1,663,587
#   XXL ASA                                                         190,687    2,197,135
                                                                            ------------
TOTAL NORWAY                                                                 132,724,559
                                                                            ------------
PORTUGAL -- (0.8%)
    Altri SGPS SA                                                   577,518    2,533,021
*   Banco BPI SA                                                  2,573,144    3,151,710
#*  Banco Comercial Portugues SA Class R                          4,200,763      712,296
*   Banco Espirito Santo SA                                       4,777,921           --
    CTT-Correios de Portugal SA                                     692,539    3,863,361
    EDP Renovaveis SA                                               182,845    1,174,665
    Ibersol SGPS SA                                                  24,481      330,337
    Mota-Engil SGPS SA                                              731,919    1,272,767
    Navigator Co. SA (The)                                        2,010,412    7,322,158
    NOS SGPS SA                                                   1,118,059    6,295,240
    Novabase SGPS SA                                                 65,729      181,594
#   REN--Redes Energeticas Nacionais SGPS SA                      1,360,984    3,748,925
    Semapa-Sociedade de Investimento e Gestao                       113,416    1,610,265
    Sonae Capital SGPS SA                                           252,051      187,995
    Sonae SGPS SA                                                 5,008,224    4,310,904
    Teixeira Duarte SA                                              710,639      152,649
                                                                            ------------
TOTAL PORTUGAL                                                                36,847,887
                                                                            ------------
SPAIN -- (5.3%)
    Acciona SA                                                      148,641   11,531,333
    Acerinox SA                                                     881,010   12,115,387
#   Adveo Group International SA                                    104,096      429,691
    Almirall SA                                                     297,107    4,789,263
#*  Amper SA                                                      3,523,945      988,856
    Applus Services SA                                              437,416    4,999,692
#   Atresmedia Corp de Medios de Comunicacion SA                    377,516    4,296,298

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
SPAIN -- (Continued)
    Azkoyen SA                                                      64,022 $   542,714
#   Banco Popular Espanol SA                                     1,713,211   1,774,001
*   Baron de Ley                                                    13,360   1,578,820
#   Bolsas y Mercados Espanoles SHMSF SA                           410,153  12,948,445
#*  Caja de Ahorros del Mediterraneo                               116,412          --
    Cellnex Telecom SA                                             578,540   8,238,269
*   Cementos Portland Valderrivas SA                                68,410     440,356
    Cia de Distribucion Integral Logista Holdings SA               154,045   3,723,543
    Cie Automotive SA                                              249,123   4,634,803
    Clinica Baviera SA                                               3,698      37,870
    Construcciones y Auxiliar de Ferrocarriles SA                   91,240   3,705,061
#*  Deoleo SA                                                    1,293,368     370,892
#   Distribuidora Internacional de Alimentacion SA               2,929,226  15,503,758
#*  Duro Felguera SA                                               489,623     629,915
    Ebro Foods SA                                                  366,900   7,572,225
*   eDreams ODIGEO SA                                              287,020     974,718
    Elecnor SA                                                     192,862   1,934,233
    Ence Energia y Celulosa SA                                   1,037,062   2,768,100
*   Ercros SA                                                      793,700   1,864,664
    Euskaltel SA                                                   101,284     935,034
    Faes Farma SA                                                1,444,899   5,357,359
    Fluidra SA                                                     161,639     762,336
*   Fomento de Construcciones y Contratas SA                        25,883     215,649
    Gamesa Corp. Tecnologica SA                                  1,203,576  25,309,348
    Grupo Catalana Occidente SA                                    209,782   6,838,839
*   Grupo Empresarial San Jose SA                                   30,406     115,847
#*  Grupo Ezentis SA                                             1,004,696     585,420
    Iberpapel Gestion SA                                            37,248   1,042,458
*   Indra Sistemas SA                                              608,560   6,703,684
    Inmobiliaria Colonial SA                                     1,025,681   7,539,416
    Inmobiliaria del Sur SA                                          2,902      28,481
#   Laboratorios Farmaceuticos Rovi SA                              68,607     967,893
*   Liberbank SA                                                 1,864,533   2,069,585
    Mediaset Espana Comunicacion SA                                965,451  11,816,667
    Melia Hotels International SA                                  459,423   5,908,130
    Miquel y Costas & Miquel SA                                     69,370   1,839,890
*   NH Hotel Group SA                                            1,249,728   5,530,316
    Nmas1 Dinamia SA                                                20,438     193,056
#   Obrascon Huarte Lain SA                                        747,423   2,538,642
    Papeles y Cartones de Europa SA                                286,581   1,730,033
*   Pescanova SA                                                    68,547          --
*   Pharma Mar SA                                                1,020,304   3,333,896
    Prim SA                                                         39,424     378,818
#*  Promotora de Informaciones SA Class A                          284,300   1,612,495
    Prosegur Cia de Seguridad SA                                 1,357,255   8,553,550
#*  Quabit Inmobiliaria SA                                         189,793     495,994
*   Realia Business SA                                             755,842     737,058
#*  Sacyr SA                                                     1,654,044   4,307,532
    Saeta Yield SA                                                  87,546     780,847
#*  Solaria Energia y Medio Ambiente SA                            207,171     226,983
#*  Talgo SA                                                       224,549   1,127,700
    Tecnicas Reunidas SA                                           174,427   6,925,859
    Tecnocom Telecomunicaciones y Energia SA                       147,909     688,171

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
SPAIN -- (Continued)
    Tubacex SA                                                     655,565 $  2,050,380
#*  Tubos Reunidos SA                                              510,636      507,787
    Vidrala SA                                                      82,427    4,473,474
#   Viscofan SA                                                    229,641   11,677,752
#*  Vocento SA                                                     231,302      320,157
#   Zardoya Otis SA                                                748,923    6,321,587
                                                                           ------------
TOTAL SPAIN                                                                 250,941,030
                                                                           ------------
SWEDEN -- (7.6%)
#   AAK AB                                                         121,469    8,066,536
    Acando AB                                                      433,023    1,454,841
*   AddLife AB                                                      84,566    1,400,914
    AddNode Group AB                                                22,737      161,093
    AddTech AB Class B                                             276,883    4,782,504
    AF AB Class B                                                  299,403    5,979,593
#*  Anoto Group AB                                               4,862,822       79,486
*   Arise AB                                                        36,861       85,506
#   Atrium Ljungberg AB Class B                                    107,861    1,676,835
    Avanza Bank Holding AB                                          99,342    4,549,520
    B&B Tools AB Class B                                           126,318    2,893,822
*   BE Group AB                                                      1,335        7,837
    Beijer Alma AB                                                 109,736    3,074,315
#   Beijer Electronics AB                                           53,995      240,628
#   Beijer Ref AB                                                   71,389    1,729,819
    Betsson AB                                                     499,850    4,302,739
    Bilia AB Class A                                               317,389    7,625,721
    BillerudKorsnas AB                                             198,365    3,304,780
    BioGaia AB Class B                                              80,672    2,921,302
    Biotage AB                                                     305,541    1,612,787
#   Bjorn Borg AB                                                   33,945      131,920
*   Bonava AB                                                        9,670      148,346
*   Bonava AB Class B                                              196,607    3,027,032
    Bulten AB                                                       79,868      848,893
    Bure Equity AB                                                 316,106    3,567,234
#   Byggmax Group AB                                               343,939    2,332,678
    Catena AB                                                       53,725      815,193
#   Cavotec SA                                                      16,457       39,715
    Clas Ohlson AB Class B                                         176,242    2,780,479
    Cloetta AB Class B                                           1,266,726    4,272,284
*   Collector AB                                                     2,532       30,301
    Com Hem Holding AB                                             220,469    2,313,057
    Concentric AB                                                  234,948    3,162,577
    Concordia Maritime AB Class B                                  100,760      165,286
    Corem Property Group AB Class B                                  2,296        9,663
#   Dios Fastigheter AB(B1323T9)                                   254,122    1,265,371
*   Dios Fastigheter AB(BDRJYQ4)                                   203,296    1,011,007
*   Doro AB                                                        151,342      908,097
    Duni AB                                                        204,624    2,926,649
    Dustin Group AB                                                100,500      760,184
    East Capital Explorer AB                                        52,072      395,772
    Elanders AB Class B                                             13,319      160,412
    Elekta AB Class B                                            1,122,190   10,153,219
#   Eltel AB                                                        76,853      434,633

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
SWEDEN -- (Continued)
    Enea AB                                                         63,008 $   700,139
    Fabege AB                                                      651,224  11,089,102
#   Fagerhult AB                                                    61,882   1,996,025
    Fenix Outdoor International AG                                   8,198     687,309
    Granges AB                                                     311,138   3,453,957
    Gunnebo AB                                                     149,602     712,491
    Haldex AB                                                      218,762   2,976,212
    Heba Fastighets AB Class B                                      42,288     534,880
    Hemfosa Fastigheter AB                                         681,330   6,303,458
    Hexpol AB                                                      767,636   7,434,674
    HIQ International AB                                           281,281   2,044,718
    HMS Networks AB                                                  6,593     255,549
#   Hoist Finance AB                                                78,279     755,633
    Holmen AB Class B                                              264,932   9,693,448
    Hufvudstaden AB Class A                                        235,964   3,759,742
    Indutrade AB                                                   405,090   8,220,412
#   Intrum Justitia AB                                             385,511  12,978,597
    Inwido AB                                                      207,239   2,230,077
    ITAB Shop Concept AB Class B                                    63,302     608,541
    JM AB                                                          385,931  11,637,746
    KappAhl AB                                                     329,079   1,968,753
#*  Karo Pharma AB                                                  92,144     268,910
*   Karolinska Development AB Class B                                5,146       3,466
    Klovern AB Class B                                           2,268,287   2,388,666
    KNOW IT AB                                                      74,077     731,460
    Kungsleden AB                                                  853,505   5,499,423
    Lagercrantz Group AB Class B                                   244,772   2,231,285
    Lifco AB Class B                                                24,751     707,747
    Lindab International AB                                        407,193   3,539,459
    Loomis AB Class B                                              316,344   9,258,656
#*  Medivir AB Class B                                             157,280   1,570,397
#   Mekonomen AB                                                   149,584   3,197,653
#   Modern Times Group MTG AB Class B                              319,844   9,858,259
    MQ Holding AB                                                  165,718     658,750
#   Mycronic AB                                                    460,561   5,252,225
    NCC AB Class B                                                 482,488  11,866,503
    Nederman Holding AB                                              4,621     110,115
*   Net Insight AB Class B                                       1,013,964     961,882
    NetEnt AB                                                      876,576   7,033,129
    New Wave Group AB Class B                                      243,911   1,519,003
    Nibe Industrier AB Class B                                     141,857   1,169,896
    Nobia AB                                                       745,291   6,701,143
    Nolato AB Class B                                              134,540   3,986,800
    OEM International AB Class B                                    44,190     808,002
    Opus Group AB                                                  939,109     838,574
#*  Orexo AB                                                         6,681      25,097
    Oriflame Holding AG                                            169,708   5,151,343
    Pandox AB                                                       13,693     219,300
    Peab AB                                                        871,789   7,142,509
    Pricer AB Class B                                              811,833     977,104
    Proact IT Group AB                                              39,943     713,658
    Probi AB                                                        15,237     907,808
#*  Qliro Group AB                                                 452,751     565,078

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
SWEDEN -- (Continued)
    Ratos AB Class B                                             1,069,160 $  5,765,276
#   RaySearch Laboratories AB                                       84,689    1,769,925
#   Recipharm AB Class B                                            94,245    1,343,650
    Rezidor Hotel Group AB                                         416,046    1,682,825
    Rottneros AB                                                   145,388      131,422
    Saab AB Class B                                                 42,685    1,743,168
    Sagax AB Class B                                                93,502      852,616
#*  SAS AB                                                         738,160    1,195,452
    Scandi Standard AB                                             215,392    1,379,510
    Sectra AB Class B                                               58,461    1,022,583
    Semcon AB                                                      100,425      553,571
#*  Sensys Gatso Group AB                                        1,035,356      142,752
    SkiStar AB                                                     110,328    1,942,995
#*  SSAB AB Class A(B17H0S8)                                     1,081,113    4,443,843
#*  SSAB AB Class A(BPRBWK4)                                       189,016      777,586
*   SSAB AB Class B(B17H3F6)                                     2,535,211    8,545,728
#*  SSAB AB Class B(BPRBWM6)                                     1,131,651    3,814,029
    Sweco AB Class B                                               324,327    7,158,226
    Swedol AB Class B                                               48,327      137,781
    Systemair AB                                                    48,630      703,493
    Thule Group AB (The)                                           238,574    3,870,387
    Transcom Worldwide AB                                           39,127      391,602
#   Unibet Group P.L.C.                                          1,169,254    9,866,948
    VBG Group AB Class B                                               137        1,740
#   Victoria Park AB Class B                                       361,402      929,653
    Vitrolife AB                                                    71,728    3,333,009
    Wallenstam AB Class B                                          836,910    6,568,319
    Wihlborgs Fastigheter AB                                       342,126    6,530,702
                                                                           ------------
TOTAL SWEDEN                                                                360,114,134
                                                                           ------------
SWITZERLAND -- (11.8%)
    Allreal Holding AG                                              61,547    9,347,822
*   Alpiq Holding AG                                                10,240      859,250
    ALSO Holding AG                                                 17,465    1,739,382
#   ams AG                                                         372,640   12,837,261
    APG SGA SA                                                       7,581    3,450,093
*   Arbonia AG                                                     183,624    3,164,895
    Aryzta AG                                                      368,607   10,153,329
#   Ascom Holding AG                                               210,467    3,528,514
    Autoneum Holding AG                                             16,300    4,262,738
    Bachem Holding AG Class B                                       23,344    2,577,817
    Baloise Holding AG                                             112,429   14,476,683
    Bank Coop AG                                                    30,632    1,339,881
    Banque Cantonale de Geneve                                       4,039    1,208,743
    Banque Cantonale du Jura SA                                      4,442      251,296
    Banque Cantonale Vaudoise                                       11,753    8,028,590
#   Basler Kantonalbank                                              5,896      405,354
    Belimo Holding AG                                                2,156    6,929,637
    Bell AG                                                          4,315    1,817,148
    Bellevue Group AG                                               49,926      868,448
#   Berner Kantonalbank AG                                          23,094    4,261,612
    BFW Liegenschaften AG                                              620       25,540
    BKW AG                                                          64,177    3,241,674

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
SWITZERLAND -- (Continued)
    Bobst Group SA                                                  44,716 $ 3,265,052
    Bossard Holding AG Class A                                      32,905   5,479,085
    Bucher Industries AG                                            33,396   9,063,646
#   Burckhardt Compression Holding AG                               11,640   3,435,649
    Burkhalter Holding AG                                           20,988   2,962,103
    Calida Holding AG                                               25,084     941,473
    Carlo Gavazzi Holding AG                                         1,415     373,937
    Cembra Money Bank AG                                           130,353   9,842,212
    Cham Paper Holding AG                                            1,894     629,573
*   Cicor Technologies                                               5,936     204,685
    Cie Financiere Tradition SA                                      9,458     769,553
    Clariant AG                                                    815,669  15,286,650
    Coltene Holding AG                                              20,595   1,607,668
    Conzzeta AG                                                      6,172   4,951,602
    Daetwyler Holding AG                                            37,940   5,787,921
    DKSH Holding AG                                                 91,087   6,734,428
    dorma+kaba Holding AG Class B                                   16,675  12,947,049
    Edmond de Rothschild Suisse SA                                     134   1,926,722
#   EFG International AG                                           354,095   2,149,448
    Emmi AG                                                         12,810   8,030,644
    Energiedienst Holding AG                                        68,912   1,803,097
#*  Evolva Holding SA                                              590,066     312,047
    Feintool International Holding AG                                7,642     968,706
    Flughafen Zuerich AG                                           104,871  20,623,905
    Forbo Holding AG                                                 6,853   9,450,587
    GAM Holding AG                                                 925,197   9,440,623
    Georg Fischer AG                                                22,511  18,552,115
    Gurit Holding AG                                                 2,329   1,804,693
    Helvetia Holding AG                                             36,269  20,523,638
#   HOCHDORF Holding AG                                              4,171   1,280,543
    Huber & Suhner AG                                               69,938   4,356,877
    Implenia AG                                                     85,074   6,368,323
    Inficon Holding AG                                               9,382   3,963,938
    Interroll Holding AG                                             3,127   3,669,218
    Intershop Holding AG                                             8,065   4,083,210
    Jungfraubahn Holding AG                                          4,767     466,462
    Kardex AG                                                       35,549   3,565,571
    Komax Holding AG                                                18,489   4,850,774
    Kudelski SA                                                    195,049   3,573,409
*   Lastminute.com NV                                                3,079      45,483
    LEM Holding SA                                                   3,773   3,525,879
    Liechtensteinische Landesbank AG                                30,127   1,364,221
    Logitech International SA                                      708,858  20,301,611
#   Luzerner Kantonalbank AG                                        16,857   6,980,310
    MCH Group AG                                                     1,879     134,927
    Metall Zug AG Class B                                              888   3,191,437
#*  Meyer Burger Technology AG                                   2,370,456   1,900,943
#   Mobilezone Holding AG                                          133,170   1,962,105
    Mobimo Holding AG                                               32,882   8,610,075
#   OC Oerlikon Corp. AG                                           929,429  10,544,002
#*  Orascom Development Holding AG                                  60,240     304,625
#   Orell Fuessli Holding AG                                         5,028     630,375
    Orior AG                                                        28,059   2,273,645

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES      VALUE++
                                                                 --------- --------------
SWITZERLAND -- (Continued)
    Panalpina Welttransport Holding AG                              63,044 $    7,795,303
*   Parco Industriale e Immobiliare SA                                 600             --
    Phoenix Mecano AG                                                3,125      1,576,720
    Plazza AG                                                        5,892      1,327,001
    PSP Swiss Property AG                                          201,709     18,149,791
    Rieter Holding AG                                               17,376      3,298,346
    Romande Energie Holding SA                                       2,625      3,339,255
#*  Schaffner Holding AG                                             2,950        763,822
#*  Schmolz + Bickenbach AG                                      2,676,034      1,788,807
    Schweiter Technologies AG                                        4,581      5,165,645
    SFS Group AG                                                    30,519      2,684,742
    Siegfried Holding AG                                            21,530      4,687,893
    St Galler Kantonalbank AG                                       11,780      4,768,732
    Straumann Holding AG                                            36,392     14,686,577
    Sulzer AG                                                      107,928     12,215,092
    Sunrise Communications Group AG                                127,122      8,617,176
    Swiss Prime Site AG                                            139,414     11,613,630
#   Swissquote Group Holding SA                                     45,894      1,124,737
    Tamedia AG                                                      14,493      2,171,810
    Tecan Group AG                                                  41,207      6,461,793
    Temenos Group AG                                               318,043     23,125,937
    Thurgauer Kantonalbank                                             659         59,428
    u-blox Holding AG                                               30,554      5,515,900
    Valiant Holding AG                                              84,507      8,984,401
    Valora Holding AG                                               15,777      5,280,945
    Vaudoise Assurances Holding SA                                   5,255      2,612,693
    Vetropack Holding AG                                               976      1,839,481
*   Von Roll Holding AG                                            250,484        150,364
    Vontobel Holding AG                                            136,975      7,669,506
    VP Bank AG                                                       7,217        789,757
    VZ Holding AG                                                   10,596      3,191,056
    Walliser Kantonalbank                                           16,716      1,304,237
    Walter Meier AG                                                 22,913        859,012
    Ypsomed Holding AG                                              16,382      3,036,192
*   Zehnder Group AG                                                57,019      1,905,457
#   Zug Estates Holding AG Class B                                     612      1,028,756
    Zuger Kantonalbank AG                                              614      3,197,206
                                                                           --------------
TOTAL SWITZERLAND                                                             555,379,381
                                                                           --------------
TOTAL COMMON STOCKS                                                         4,327,475,997
                                                                           --------------
PREFERRED STOCKS -- (0.7%)
GERMANY -- (0.7%)
    Biotest AG                                                      88,910      1,540,644
    Draegerwerk AG & Co. KGaA                                       33,128      2,913,461
    Fuchs Petrolub SE                                              212,417      9,727,448
    Jungheinrich AG                                                245,511      7,566,123
    Sartorius AG                                                   117,188      8,248,376
    Sixt SE                                                         63,526      2,609,886
    STO SE & Co. KGaA                                                8,021        817,773

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                    SHARES      VALUE++
                                                                  ---------- --------------
GERMANY -- (Continued)
     Villeroy & Boch AG                                               41,209 $      645,247
                                                                             --------------
TOTAL GERMANY                                                                    34,068,958
                                                                             --------------
TOTAL PREFERRED STOCKS                                                           34,068,958
                                                                             --------------
RIGHTS/WARRANTS -- (0.1%)
AUSTRIA -- (0.0%)
*    Intercell AG Rights 05/16/13                                    254,689             --
                                                                             --------------
PORTUGAL -- (0.1%)
#*   Banco Comercial Portugues SA Rights 02/02/17                  4,200,763      4,244,500
                                                                             --------------
SWEDEN -- (0.0%)
#*   Karo Pharma AB                                                  171,750         12,960
*    VBG Group AB                                                        137            736
                                                                             --------------
TOTAL SWEDEN                                                                         13,696
                                                                             --------------
TOTAL RIGHTS/WARRANTS                                                             4,258,196
                                                                             --------------
TOTAL INVESTMENT SECURITIES                                                   4,365,803,151
                                                                             --------------

                                                                                VALUE+
                                                                             --------------
SECURITIES LENDING COLLATERAL -- (7.3%)
(S)@ DFA Short Term Investment Fund                               29,595,228    342,475,980
                                                                             --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,921,496,854)^^                        $4,708,279,131
                                                                             ==============

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------------
                                                               LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                             ----------- -------------- ------- --------------
Common Stocks
   Austria                                                            -- $  144,111,774   --    $  144,111,774
   Belgium                                                            --    195,443,587   --       195,443,587
   Denmark                                                            --    216,196,461   --       216,196,461
   Finland                                                            --    315,925,220   --       315,925,220
   France                                                    $ 3,696,696    595,230,050   --       598,926,746
   Germany                                                            --    714,046,378   --       714,046,378
   Ireland                                                     1,051,856     57,761,012   --        58,812,868
   Israel                                                             --     93,966,055   --        93,966,055
   Italy                                                      20,883,411    399,496,361   --       420,379,772
   Netherlands                                                 6,922,807    226,737,338   --       233,660,145
   Norway                                                             --    132,724,559   --       132,724,559
   Portugal                                                           --     36,847,887   --        36,847,887
   Spain                                                              --    250,941,030   --       250,941,030
   Sweden                                                      1,011,007    359,103,127   --       360,114,134
   Switzerland                                                        --    555,379,381   --       555,379,381
Preferred Stocks
   Germany                                                            --     34,068,958   --        34,068,958
Rights/Warrants
   Portugal                                                           --      4,244,500   --         4,244,500
   Sweden                                                             --         13,696   --            13,696
Securities Lending Collateral                                         --    342,475,980   --       342,475,980
                                                             ----------- --------------   --    --------------
TOTAL                                                        $33,565,777 $4,674,713,354   --    $4,708,279,131
                                                             =========== ==============   ==    ==============

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                  SHARES     VALUE++
                                                                 --------- ------------
COMMON STOCKS -- (94.2%)
BRAZIL -- (5.3%)
    Ambev SA                                                       855,320 $  4,669,776
    Ambev SA ADR                                                 5,984,451   32,256,191
    Banco Bradesco SA                                              932,732    9,513,781
    Banco do Brasil SA                                           1,076,318   10,624,935
    Banco Santander Brasil SA                                      479,757    4,766,624
    BB Seguridade Participacoes SA                               1,072,125    9,493,051
    BM&FBovespa SA--Bolsa de Valores Mercadorias e Futuros       1,804,083   10,585,349
    Braskem SA Sponsored ADR                                       165,709    3,428,516
    BRF SA                                                         577,166    8,145,934
    BRF SA ADR                                                     539,479    7,622,838
    BTG Pactual Group                                               33,841      178,022
    CCR SA                                                       1,910,468    9,408,142
*   Centrais Eletricas Brasileiras SA                              368,500    2,435,434
*   Centrais Eletricas Brasileiras SA ADR                           85,023      659,778
*   Centrais Eletricas Brasileiras SA Sponsored ADR                100,200      658,314
    CETIP SA--Mercados Organizados                                 492,000    7,347,122
    Cia de Saneamento Basico do Estado de Sao Paulo                424,900    4,227,058
    Cia de Saneamento Basico do Estado de Sao Paulo ADR            178,668    1,779,533
*   Cia Siderurgica Nacional SA Sponsored ADR                      241,268      878,216
    Cielo SA                                                     1,506,864   12,663,433
*   Cosan Logistica SA                                             164,136      306,935
    Cosan SA Industria e Comercio                                  209,443    2,676,464
    CPFL Energia SA                                                220,971    1,775,548
    CPFL Energia SA ADR                                             67,189    1,079,048
    Embraer SA ADR                                                 287,837    6,579,954
    Engie Brasil Energia SA                                        250,101    2,841,366
    Fibria Celulose SA Sponsored ADR                               488,398    4,503,030
    Gerdau SA                                                      195,832      536,541
    Gerdau SA Sponsored ADR                                        577,984    2,213,679
    Hypermarcas SA                                                 561,762    4,983,236
    Itau Unibanco Holding SA                                       427,826    4,365,288
    JBS SA                                                       2,413,848    9,118,642
    Klabin SA                                                      996,400    5,136,142
    Kroton Educacional SA                                        2,220,459    9,520,329
    Lojas Americanas SA                                            297,764    1,242,911
    Lojas Renner SA                                              1,404,820   10,646,944
    M Dias Branco SA                                                40,100    1,576,994
*   Petroleo Brasileiro SA                                       2,305,200   11,847,093
*   Petroleo Brasileiro SA Sponsored ADR                           986,404   10,120,505
    Raia Drogasil SA                                               381,000    7,918,103
    Tim Participacoes SA                                         1,162,813    3,302,220
    Tim Participacoes SA ADR                                        63,679      899,784
    Ultrapar Participacoes SA                                      394,184    8,271,938
    Ultrapar Participacoes SA Sponsored ADR                        254,308    5,325,209
    Vale SA                                                        398,300    4,068,489
    Vale SA Sponsored ADR                                        1,209,916   12,316,945
    WEG SA                                                         808,815    4,083,507
                                                                           ------------
TOTAL BRAZIL                                                                278,598,891
                                                                           ------------
CHILE -- (1.3%)
    AES Gener SA                                                 2,528,093      881,325

THE EMERGING MARKETS SERIES
CONTINUED


                                                                   SHARES      VALUE++
                                                                 ----------- -----------
CHILE -- (Continued)
    Aguas Andinas SA Class A                                       4,491,454 $ 2,439,425
    Banco de Chile                                                 1,408,402     167,884
    Banco de Chile ADR                                                53,799   3,836,403
    Banco de Credito e Inversiones                                    74,477   3,830,321
    Banco Santander Chile ADR                                        258,123   5,572,876
    Cencosud SA                                                    2,057,923   5,998,297
    Cencosud SA ADR                                                    1,648      14,189
    Cia Cervecerias Unidas SA                                        109,017   1,234,809
    Cia Cervecerias Unidas SA Sponsored ADR                           66,158   1,494,509
    Colbun SA                                                     11,492,940   2,189,603
    Embotelladora Andina SA Class A ADR                               21,736     432,981
    Embotelladora Andina SA Class B ADR                               21,587     464,121
    Empresas CMPC SA                                               2,386,070   5,136,074
    Empresas COPEC SA                                                441,781   4,519,997
    Enel Americas SA Sponsored ADR                                   853,477   7,706,898
    Enel Chile SA                                                    610,581   2,943,000
    Enel Generacion Chile SA Sponsored ADR                           148,697   2,881,748
    Inversiones Aguas Metropolitanas SA                              122,035     175,768
    Itau CorpBanca(45033E105)                                         30,902     378,550
    Itau CorpBanca(BYT25P4)                                      305,068,641   2,500,140
*   Latam Airlines Group SA                                            8,686      80,242
    Latam Airlines Group SA Sponsored ADR                            634,556   5,818,879
    SACI Falabella                                                   724,788   5,875,235
    Sociedad Quimica y Minera de Chile SA Sponsored ADR              153,936   4,975,212
                                                                             -----------
TOTAL CHILE                                                                   71,548,486
                                                                             -----------
CHINA -- (16.6%)
*   58.com, Inc. ADR                                                  46,274   1,350,275
#   AAC Technologies Holdings, Inc.                                  634,000   6,510,985
    Agricultural Bank of China, Ltd. Class H                      18,363,000   7,670,619
    Air China, Ltd. Class H                                        2,890,000   2,067,878
*   Alibaba Group Holding, Ltd. Sponsored ADR                        556,642  56,393,401
*   Alibaba Health Information Technology, Ltd.                      914,000     423,659
#*  Alibaba Pictures Group, Ltd.                                   8,470,000   1,422,987
*   Aluminum Corp. of China, Ltd. ADR                                107,180   1,381,550
#*  Aluminum Corp. of China, Ltd. Class H                            650,000     335,731
*   Angang Steel Co., Ltd. Class H                                 1,338,000   1,024,357
#   Anhui Conch Cement Co., Ltd. Class H                             985,500   3,171,304
#   Anta Sports Products, Ltd.                                       995,000   3,166,939
    AviChina Industry & Technology Co., Ltd. Class H               2,765,000   2,029,693
    BAIC Motor Corp., Ltd. Class H                                   740,500     709,695
*   Baidu, Inc. Sponsored ADR                                        120,156  21,035,711
    Bank of China, Ltd. Class H                                   63,274,181  28,657,914
    Bank of Communications Co., Ltd. Class H                       6,226,515   4,579,867
    BBMG Corp. Class H                                             2,535,500     973,023
    Beijing Capital International Airport Co., Ltd. Class H        1,450,000   1,402,762
    Beijing Enterprises Holdings, Ltd.                               468,472   2,335,263
#*  Beijing Enterprises Water Group, Ltd.                          3,160,000   2,191,715
    Belle International Holdings, Ltd.                             8,013,000   4,884,282
#   Brilliance China Automotive Holdings, Ltd.                     2,194,000   3,090,775
#   Byd Co., Ltd. Class H                                            512,886   2,837,219
    CGN Power Co., Ltd. Class H                                    6,045,000   1,704,580
    China Cinda Asset Management Co., Ltd. Class H                11,189,000   3,876,266

THE EMERGING MARKETS SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
CHINA -- (Continued)
    China CITIC Bank Corp., Ltd. Class H                          7,411,928 $ 4,874,882
#*  China Coal Energy Co., Ltd. Class H                           3,038,777   1,584,659
    China Communications Construction Co., Ltd. Class H           3,529,000   4,247,463
    China Communications Services Corp., Ltd. Class H             2,194,000   1,491,418
    China Construction Bank Corp. Class H                        69,895,590  51,819,776
    China Eastern Airlines Corp., Ltd.                                2,200      55,396
#   China Eastern Airlines Corp., Ltd. Class H                    1,734,000     874,461
    China Everbright Bank Co., Ltd. Class H                       4,987,000   2,400,450
#   China Everbright International, Ltd.                          2,508,000   3,041,715
    China Everbright, Ltd.                                          758,000   1,447,196
#   China Evergrande Group                                       10,542,000   7,343,237
    China Galaxy Securities Co., Ltd. Class H                     3,747,000   3,478,441
#   China Gas Holdings, Ltd.                                      1,520,000   2,200,431
#   China Hongqiao Group, Ltd.                                    2,662,000   2,734,893
*   China Huarong Asset Management Co., Ltd. Class H              1,254,000     475,359
#   China Huishan Dairy Holdings Co., Ltd.                        2,888,000   1,078,356
#   China International Marine Containers Group Co., Ltd.
      Class H                                                       487,400     728,930
    China Life Insurance Co., Ltd. ADR                              849,036  11,674,245
    China Life Insurance Co., Ltd. Class H                          111,000     305,759
    China Longyuan Power Group Corp., Ltd. Class H                3,255,000   2,658,745
#   China Medical System Holdings, Ltd.                             530,000     863,653
    China Mengniu Dairy Co., Ltd.                                 1,984,000   3,703,424
    China Merchants Bank Co., Ltd. Class H                        3,120,554   7,815,002
    China Merchants Port Holdings Co., Ltd.                       1,560,099   4,170,672
    China Minsheng Banking Corp., Ltd. Class H                    4,658,500   5,126,777
    China Mobile, Ltd.                                              172,500   1,941,077
    China Mobile, Ltd. Sponsored ADR                                918,178  52,336,146
    China Molybdenum Co., Ltd. Class H                            1,638,966     476,370
    China Oilfield Services, Ltd. Class H                         1,632,000   1,740,899
    China Overseas Land & Investment, Ltd.                        3,406,000  10,001,554
#   China Overseas Property Holdings, Ltd.                        1,459,999     256,197
    China Pacific Insurance Group Co., Ltd. Class H               1,547,400   5,496,376
    China Petroleum & Chemical Corp. ADR                            132,615  10,614,481
    China Petroleum & Chemical Corp. Class H                     11,600,800   9,163,777
#   China Railway Construction Corp., Ltd. Class H                2,743,500   3,806,615
    China Railway Group, Ltd. Class H                             3,186,000   2,788,744
*   China Resources Beer Holdings Co., Ltd.                       1,483,611   3,013,382
#   China Resources Gas Group, Ltd.                                 894,000   2,825,372
    China Resources Land, Ltd.                                    3,234,666   8,001,117
    China Resources Power Holdings Co., Ltd.                      1,954,517   3,356,856
    China Shenhua Energy Co., Ltd. Class H                        1,817,000   3,839,881
    China Southern Airlines Co., Ltd. Class H                     2,638,000   1,510,884
    China Southern Airlines Co., Ltd. Sponsored ADR                  14,306     414,302
    China State Construction International Holdings, Ltd.         1,668,000   2,710,422
*   China Taiping Insurance Holdings Co., Ltd.                    1,654,506   3,624,548
    China Telecom Corp., Ltd. ADR                                    56,720   2,725,396
    China Telecom Corp., Ltd. Class H                             4,088,000   1,930,101
    China Unicom Hong Kong, Ltd.                                  8,168,000   9,640,864
    China Unicom Hong Kong, Ltd. ADR                                589,865   7,060,684
    China Vanke Co., Ltd. Class H                                 1,896,700   4,811,473
    Chongqing Rural Commercial Bank Co., Ltd. Class H             4,350,000   2,648,850
    CITIC Securities Co., Ltd. Class H                            2,666,500   5,426,149
    CITIC, Ltd.                                                   5,705,000   8,457,650

THE EMERGING MARKETS SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
CHINA -- (Continued)
    CNOOC, Ltd.                                                   5,051,000 $ 6,307,456
    CNOOC, Ltd. Sponsored ADR                                       127,716  16,070,504
#*  COSCO SHIPPING Development Co., Ltd. Class H                  2,657,000     563,664
    COSCO SHIPPING Energy Transportation Co., Ltd. Class H        1,056,000     583,663
#*  COSCO SHIPPING Holdings Co., Ltd. Class H                     1,197,000     447,012
    COSCO SHIPPING Ports, Ltd.                                    1,819,160   1,807,753
#   Country Garden Holdings Co., Ltd.                             9,884,686   5,668,009
    CRRC Corp., Ltd. Class H                                      3,040,000   2,958,297
    CSPC Pharmaceutical Group, Ltd.                               3,616,000   4,069,657
#   CSSC Offshore and Marine Engineering Group Co., Ltd. Class H    190,000     361,940
*   Ctrip.com International, Ltd. ADR                               225,680   9,751,633
#   Dalian Port PDA Co., Ltd. Class H                             1,495,000     258,710
#   Datang International Power Generation Co., Ltd. Class H       3,068,000     795,521
    Dongfeng Motor Group Co., Ltd. Class H                        3,274,000   3,470,889
    ENN Energy Holdings, Ltd.                                       786,000   3,874,943
    Fosun International, Ltd.                                     2,542,222   3,858,416
    Fullshare Holdings, Ltd.                                      2,165,000     912,151
    Fuyao Glass Industry Group Co., Ltd. Class H                    341,200   1,008,489
#   Geely Automobile Holdings, Ltd.                               4,750,000   5,614,133
    GF Securities Co., Ltd. Class H                                 755,600   1,615,409
    Great Wall Motor Co., Ltd. Class H                            3,142,000   3,148,227
    Guangdong Investment, Ltd.                                    2,736,000   3,395,112
    Guangshen Railway Co., Ltd. Class H                             172,000     110,908
    Guangshen Railway Co., Ltd. Sponsored ADR                        27,717     891,102
    Guangzhou Automobile Group Co., Ltd. Class H                    974,259   1,328,706
#   Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.
      Class H                                                        98,000     239,645
#   Guangzhou R&F Properties Co., Ltd. Class H                    2,458,800   3,153,638
    Haier Electronics Group Co., Ltd.                             1,403,000   2,467,883
    Haitong Securities Co., Ltd. Class H                          2,196,800   3,941,362
*   Hanergy Thin Film Power Group, Ltd.                           5,416,000      26,576
    Hengan International Group Co., Ltd.                            677,000   5,542,764
    Huadian Power International Corp., Ltd. Class H               1,738,000     738,703
#   Huaneng Power International, Inc. Class H                     1,598,000   1,036,622
    Huaneng Power International, Inc. Sponsored ADR                  34,452     901,609
    Huatai Securities Co., Ltd. Class H                             933,000   1,799,351
#   Huishang Bank Corp., Ltd. Class H                             1,038,000     523,827
    Industrial & Commercial Bank of China, Ltd. Class H          71,229,185  43,548,427
*   JD.com, Inc. ADR                                                236,604   6,719,554
    Jiangsu Expressway Co., Ltd. Class H                          1,356,000   1,698,264
    Jiangxi Copper Co., Ltd. Class H                              1,501,000   2,592,130
    Kunlun Energy Co., Ltd.                                       6,128,000   4,866,856
    Lee & Man Paper Manufacturing, Ltd.                             543,000     488,089
    Lenovo Group, Ltd.                                            9,299,278   6,091,191
    Longfor Properties Co., Ltd.                                  2,266,500   3,263,034
    Metallurgical Corp. of China, Ltd. Class H                    2,232,000     809,282
    Minth Group, Ltd.                                               464,000   1,500,578
    NetEase, Inc. ADR                                                71,278  18,097,484
    New China Life Insurance Co., Ltd. Class H                      540,400   2,607,402
*   New Oriental Education & Technology Group, Inc. Sponsored
      ADR                                                            75,786   3,603,624
    Nine Dragons Paper Holdings, Ltd.                             1,012,000   1,164,746
    People's Insurance Co. Group of China, Ltd. (The) Class H     9,393,000   3,658,790
    PetroChina Co., Ltd. ADR                                        125,562   9,980,923
    PetroChina Co., Ltd. Class H                                  2,090,000   1,660,360

THE EMERGING MARKETS SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
CHINA -- (Continued)
    PICC Property & Casualty Co., Ltd. Class H                   5,836,132 $  8,822,177
    Ping An Insurance Group Co. of China, Ltd. Class H           4,622,500   23,712,387
*   Qinqin Foodstuffs Group Cayman Co., Ltd.                        64,400       20,366
#*  Semiconductor Manufacturing International Corp.              2,996,600    4,109,101
*   Semiconductor Manufacturing International Corp. ADR             15,278      105,113
#*  Shanghai Electric Group Co., Ltd. Class H                    1,866,000      849,224
#   Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H          292,500      970,390
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H             618,200    1,574,408
#   Shengjing Bank Co., Ltd. Class H                               244,500      244,186
    Shenzhou International Group Holdings, Ltd.                    467,000    2,880,641
    Shimao Property Holdings, Ltd.                               3,034,871    4,065,726
    Sino Biopharmaceutical, Ltd.                                 4,129,000    3,240,759
    Sino-Ocean Group Holdings, Ltd.                              2,021,243      870,493
    Sinopec Engineering Group Co., Ltd. Class H                  1,341,000    1,089,040
#*  Sinopec Oilfield Service Corp. Class H                       1,818,000      360,888
    Sinopec Shanghai Petrochemical Co., Ltd. Class H             2,329,000    1,442,146
    Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR           7,418      461,665
    Sinopharm Group Co., Ltd. Class H                            1,224,000    5,593,573
#   Sun Art Retail Group, Ltd.                                   3,039,500    3,059,686
    Sunny Optical Technology Group Co., Ltd.                       469,000    2,748,109
*   TAL Education Group ADR                                         14,938    1,209,829
    Tencent Holdings, Ltd.                                       4,351,400  113,768,919
#   Tingyi Cayman Islands Holding Corp.                          2,860,000    3,251,033
#   Travelsky Technology, Ltd. Class H                             598,000    1,343,233
#   Tsingtao Brewery Co., Ltd. Class H                             256,000    1,022,209
*   Vipshop Holdings, Ltd. ADR                                     278,274    3,150,062
#   Want Want China Holdings, Ltd.                               5,568,000    3,972,516
#   Weichai Power Co., Ltd. Class H                              1,708,400    3,027,298
#   Xinjiang Goldwind Science & Technology Co., Ltd. Class H       346,600      578,551
#   Yanzhou Coal Mining Co., Ltd. Class H                          718,000      562,448
    Yanzhou Coal Mining Co., Ltd. Sponsored ADR                    106,215      816,793
    Zhejiang Expressway Co., Ltd. Class H                        1,570,000    1,576,967
    Zhuzhou CRRC Times Electric Co., Ltd. Class H                  447,000    2,546,796
    Zijin Mining Group Co., Ltd. Class H                         3,699,000    1,265,659
    Zoomlion Heavy Industry Science and Technology Co., Ltd.
      Class H                                                    1,589,400      804,023
#   ZTE Corp. Class H                                              601,485      935,179
                                                                           ------------
TOTAL CHINA                                                                 879,690,568
                                                                           ------------
COLOMBIA -- (0.5%)
    Banco de Bogota SA                                              35,006      716,457
    Bancolombia SA                                                 331,749    2,890,149
    Bancolombia SA Sponsored ADR                                   140,271    5,310,660
    Cementos Argos SA                                              440,578    1,756,437
    Corp. Financiera Colombiana SA                                  59,499      701,035
*   Ecopetrol SA                                                 2,862,362    1,345,670
*   Ecopetrol SA Sponsored ADR                                     220,479    2,072,503
    Empresa de Energia de Bogota SA ESP                          1,425,504      877,308
    Grupo Argos SA                                                  52,034      344,432
    Grupo Aval Acciones y Valores SA                               112,983      940,019
    Grupo de Inversiones Suramericana SA                           253,198    3,376,262
    Grupo Nutresa SA                                               210,697    1,733,266

THE EMERGING MARKETS SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
COLOMBIA -- (Continued)
    Interconexion Electrica SA ESP                                 609,290 $ 2,199,881
                                                                           -----------
TOTAL COLOMBIA                                                              24,264,079
                                                                           -----------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.                                                       323,343   5,538,264
    Komercni banka A.S.                                             66,980   2,368,586
    O2 Czech Republic A.S.                                          46,620     481,814
    Pegas Nonwovens SA                                               5,839     191,485
    Philip Morris CR A.S.                                              712     376,187
    Unipetrol A.S.                                                  49,918     383,456
                                                                           -----------
TOTAL CZECH REPUBLIC                                                         9,339,792
                                                                           -----------
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E. GDR(201712205)      142,858     567,861
    Commercial International Bank Egypt S.A.E. GDR(566828901)    1,400,823   5,578,126
*   Egyptian Financial Group-Hermes Holding Co. GDR                    774       1,917
*   Global Telecom Holding S.A.E. GDR(37953P202)                    12,341      22,337
*   Global Telecom Holding S.A.E. GDR(BF8HVZ900)                   640,757   1,165,083
                                                                           -----------
TOTAL EGYPT                                                                  7,335,324
                                                                           -----------
GREECE -- (0.2%)
*   Alpha Bank AE                                                  105,217     186,714
    Athens Water Supply & Sewage Co. SA (The)                       23,541     135,981
*   Eurobank Ergasias SA                                               331         201
*   FF Group                                                        34,149     653,185
*   Hellenic Petroleum SA                                          112,224     524,021
    Hellenic Telecommunications Organization SA                    340,319   3,086,581
    JUMBO SA                                                       168,373   2,364,254
    Motor Oil Hellas Corinth Refineries SA                          96,253   1,380,488
*   National Bank of Greece SA                                     128,189      30,675
    OPAP SA                                                        278,698   2,467,904
*   Piraeus Bank SA                                                 20,676       3,949
    Titan Cement Co. SA                                             61,385   1,378,366
                                                                           -----------
TOTAL GREECE                                                                12,212,319
                                                                           -----------
HUNGARY -- (0.4%)
    MOL Hungarian Oil & Gas P.L.C.                                 102,134   7,197,469
    OTP Bank P.L.C.                                                312,182   9,599,740
    Richter Gedeon Nyrt                                            211,877   4,563,262
                                                                           -----------
TOTAL HUNGARY                                                               21,360,471
                                                                           -----------
INDIA -- (11.3%)
    ABB India, Ltd.                                                 33,317     537,533
    ACC, Ltd.                                                       64,891   1,353,618
    Adani Ports & Special Economic Zone, Ltd.                      807,107   3,504,194
*   Aditya Birla Fashion and Retail, Ltd.                          605,239   1,339,471
    Aditya Birla Nuvo, Ltd.                                         89,635   1,794,745
    Amara Raja Batteries, Ltd.                                      19,010     251,583
    Ambuja Cements, Ltd.                                           996,614   3,351,284
    Apollo Hospitals Enterprise, Ltd.                              127,802   2,320,158
    Ashok Leyland, Ltd.                                          1,810,886   2,431,983
    Asian Paints, Ltd.                                             474,671   6,787,774

THE EMERGING MARKETS SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
INDIA -- (Continued)
    Aurobindo Pharma, Ltd.                                         625,132 $ 6,283,917
    Axis Bank, Ltd.                                              2,033,467  13,988,394
    Bajaj Auto, Ltd.                                               155,378   6,513,815
    Bajaj Finance, Ltd.                                            382,190   5,832,177
    Bajaj Finserv, Ltd.                                             70,539   3,366,345
    Bajaj Holdings & Investment, Ltd.                               54,452   1,605,896
*   Bank of Baroda                                                 910,704   2,226,618
    Berger Paints India, Ltd.                                      331,080   1,029,054
    Bharat Electronics, Ltd.                                        48,814   1,108,491
    Bharat Forge, Ltd.                                             242,918   3,341,292
    Bharat Heavy Electricals, Ltd.                               1,315,511   2,650,426
    Bharat Petroleum Corp., Ltd.                                   486,244   4,894,332
    Bharti Airtel, Ltd.                                          1,665,743   8,565,010
    Bharti Infratel, Ltd.                                          213,865     924,845
    Blue Dart Express, Ltd.                                          5,251     336,798
    Bosch, Ltd.                                                      8,153   2,662,694
    Britannia Industries, Ltd.                                      26,712   1,234,273
    Cadila Healthcare, Ltd.                                        362,605   1,882,555
    Cairn India, Ltd.                                              655,103   2,686,482
    Castrol India, Ltd.                                             38,740     232,077
    Cipla, Ltd.                                                    561,301   4,753,435
    Coal India, Ltd.                                               547,750   2,499,327
    Colgate-Palmolive India, Ltd.                                  142,544   1,871,925
    Container Corp. Of India, Ltd.                                  55,130     971,530
    CRISIL, Ltd.                                                     7,945     241,454
    Cummins India, Ltd.                                             94,559   1,169,096
    Dabur India, Ltd.                                              743,476   3,024,674
    Divi's Laboratories, Ltd.                                      186,164   1,923,636
    DLF, Ltd.                                                      371,230     744,098
    Dr Reddy's Laboratories, Ltd.                                   71,015   3,175,907
    Dr Reddy's Laboratories, Ltd. ADR                              148,465   6,710,618
    Eicher Motors, Ltd.                                             20,610   7,017,845
    Emami, Ltd.                                                     90,332   1,375,663
    GAIL India, Ltd.                                               575,655   3,962,648
    GAIL India, Ltd. GDR                                            28,791   1,190,427
    GlaxoSmithKline Consumer Healthcare, Ltd.                       14,937   1,141,638
    GlaxoSmithKline Pharmaceuticals, Ltd.                           13,217     529,007
    Glenmark Pharmaceuticals, Ltd.                                 316,017   4,163,436
    Godrej Consumer Products, Ltd.                                 168,863   3,919,935
    Grasim Industries, Ltd.                                         31,500     422,553
    Havells India, Ltd.                                            407,089   2,521,338
    HCL Technologies, Ltd.                                       1,011,418  12,016,332
    HDFC Bank, Ltd.                                              1,441,144  27,299,261
    Hero MotoCorp, Ltd.                                            152,387   7,121,771
    Hindalco Industries, Ltd.                                    1,549,771   4,336,355
    Hindustan Petroleum Corp., Ltd.                                346,890   2,675,553
    Hindustan Unilever, Ltd.                                     1,148,145  14,461,369
    Housing Development Finance Corp., Ltd.                      1,095,932  22,112,655
    ICICI Bank, Ltd.                                             1,656,257   6,556,711
    ICICI Bank, Ltd. Sponsored ADR                               1,043,395   8,086,311
    Idea Cellular, Ltd.                                          2,689,000   4,370,342
    IDFC Bank, Ltd.                                                601,656     532,785
    Indiabulls Housing Finance, Ltd.                               567,836   6,283,515

THE EMERGING MARKETS SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
INDIA -- (Continued)
    Indian Oil Corp., Ltd.                                       1,284,042 $ 6,924,568
    IndusInd Bank, Ltd.                                            390,301   7,192,968
    Infosys, Ltd.                                                1,886,232  25,821,862
    Infosys, Ltd. Sponsored ADR                                    847,888  11,675,418
    ITC, Ltd.                                                    4,896,443  18,665,191
    JSW Steel, Ltd.                                              3,656,090  10,694,525
    Kansai Nerolac Paints, Ltd.                                      4,919      24,976
    Kotak Mahindra Bank, Ltd.                                      541,230   6,192,024
    Larsen & Toubro, Ltd.                                          363,180   7,722,648
    LIC Housing Finance, Ltd.                                      847,563   6,921,792
    Lupin, Ltd.                                                    355,461   7,734,962
    Mahindra & Mahindra, Ltd.                                      682,599  12,527,336
    Marico, Ltd.                                                   748,884   2,840,761
    Maruti Suzuki India, Ltd.                                      138,331  12,049,356
    Max Financial Services, Ltd.                                    22,519     189,059
*   MAX India, Ltd.                                                 65,990     136,782
    Motherson Sumi Systems, Ltd.                                   542,274   2,648,382
    MRF, Ltd.                                                        2,969   2,250,890
    Nestle India, Ltd.                                              37,106   3,206,371
    NHPC, Ltd.                                                   2,310,835     984,737
    NTPC, Ltd.                                                   1,434,092   3,648,398
    Oil & Natural Gas Corp., Ltd.                                1,483,958   4,427,503
    Oil India, Ltd.                                                295,703   1,434,195
    Oracle Financial Services Software, Ltd.                        27,493   1,344,039
    Page Industries, Ltd.                                            3,097     663,372
    Petronet LNG, Ltd.                                             405,630   2,235,324
    Pidilite Industries, Ltd.                                      196,824   1,966,608
    Piramal Enterprises, Ltd.                                      114,581   2,848,093
    Power Finance Corp., Ltd.                                    1,604,279   3,072,196
    Power Grid Corp. of India, Ltd.                              1,599,407   4,892,155
    Procter & Gamble Hygiene & Health Care, Ltd.                    10,286   1,059,063
*   Punjab National Bank                                           308,644     619,174
    Rajesh Exports, Ltd.                                           117,218     861,241
    Reliance Industries, Ltd.                                    1,625,226  25,063,075
    Rural Electrification Corp., Ltd.                            1,513,852   3,181,324
    Shree Cement, Ltd.                                              10,928   2,486,052
    Shriram Transport Finance Co., Ltd.                            268,934   3,720,361
    Siemens, Ltd.                                                   65,181   1,096,531
    State Bank of India                                          1,858,229   7,130,711
    Sun Pharmaceutical Industries, Ltd.                          1,256,320  11,678,377
    Sun TV Network, Ltd.                                           204,506   1,590,405
    Sundaram Finance, Ltd.                                          13,385     271,979
    Tata Consultancy Services, Ltd.                                720,066  23,701,494
    Tata Motors, Ltd.                                            1,952,358  15,091,281
    Tata Motors, Ltd. Sponsored ADR                                 84,855   3,305,951
    Tata Power Co., Ltd.                                         2,105,165   2,470,329
    Tata Steel, Ltd.                                               683,642   4,680,012
    Tech Mahindra, Ltd.                                            955,950   6,402,109
    Titan Co., Ltd.                                                329,228   1,762,285
    Torrent Pharmaceuticals, Ltd.                                   94,358   1,815,508
    Ultratech Cement, Ltd.                                          43,023   2,340,444
    United Breweries, Ltd.                                          96,720   1,141,447
*   United Spirits, Ltd.                                            58,173   1,872,644

THE EMERGING MARKETS SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
INDIA -- (Continued)
    UPL, Ltd.                                                       812,040 $  8,676,491
    Vedanta, Ltd.                                                 3,139,759   11,780,827
    Vedanta, Ltd. ADR                                                42,052      622,370
    Wipro, Ltd.                                                     742,954    5,050,332
    Yes Bank, Ltd.                                                  271,196    5,591,744
    Zee Entertainment Enterprises, Ltd.                             719,876    5,202,833
                                                                            ------------
TOTAL INDIA                                                                  597,423,869
                                                                            ------------
INDONESIA -- (2.9%)
    Adaro Energy Tbk PT                                          37,523,800    4,769,234
    AKR Corporindo Tbk PT                                         1,426,100      713,246
    Astra Agro Lestari Tbk PT                                     1,205,244    1,423,566
    Astra International Tbk PT                                   23,646,410   14,096,940
    Bank Central Asia Tbk PT                                     15,447,700   17,705,482
    Bank Danamon Indonesia Tbk PT                                 5,763,579    1,796,183
    Bank Mandiri Persero Tbk PT                                  11,912,417    9,729,829
    Bank Negara Indonesia Persero Tbk PT                         14,471,622    6,183,162
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT          3,168,500      546,110
    Bank Rakyat Indonesia Persero Tbk PT                         15,742,100   13,823,034
*   Bayan Resources Tbk PT                                           79,500       36,011
    Bumi Serpong Damai Tbk PT                                    15,448,500    2,119,020
    Charoen Pokphand Indonesia Tbk PT                            10,504,800    2,441,394
    Ciputra Development Tbk PT                                    9,449,946      934,587
    Gudang Garam Tbk PT                                             675,500    3,123,475
    Indocement Tunggal Prakarsa Tbk PT                            2,000,200    2,251,498
    Indofood CBP Sukses Makmur Tbk PT                             3,456,800    2,175,069
    Indofood Sukses Makmur Tbk PT                                11,903,400    7,064,984
*   Indosat Tbk PT                                                1,720,800      831,410
    Jasa Marga Persero Tbk PT                                     3,871,113    1,224,422
    Kalbe Farma Tbk PT                                           32,614,300    3,544,824
    Matahari Department Store Tbk PT                              2,210,800    2,447,539
    Mayora Indah Tbk PT                                          21,553,325    2,857,308
    Media Nusantara Citra Tbk PT                                 12,764,400    1,621,343
    Mitra Keluarga Karyasehat Tbk PT                              1,038,500      194,519
    Pakuwon Jati Tbk PT                                          58,500,300    2,455,642
    Perusahaan Gas Negara Persero Tbk                            13,675,600    2,953,424
    Semen Indonesia Persero Tbk PT                                7,107,200    4,806,759
*   Sinar Mas Agro Resources & Technology Tbk PT                  1,116,500      342,604
    Summarecon Agung Tbk PT                                      10,778,900    1,058,394
    Surya Citra Media Tbk PT                                     10,406,100    2,199,439
    Telekomunikasi Indonesia Persero Tbk PT                      39,175,700   11,356,435
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR           196,768    5,788,915
    Tower Bersama Infrastructure Tbk PT                           1,958,100      725,866
    Unilever Indonesia Tbk PT                                     2,121,800    6,542,826
    United Tractors Tbk PT                                        5,132,496    8,399,737
    Waskita Karya Persero Tbk PT                                  6,283,179    1,205,330
*   XL Axiata Tbk PT                                              7,703,800    1,679,586
                                                                            ------------
TOTAL INDONESIA                                                              153,169,146
                                                                            ------------
MALAYSIA -- (3.2%)
    Affin Holdings Bhd                                              847,600      466,891
    Alliance Financial Group Bhd                                  1,850,200    1,570,965

THE EMERGING MARKETS SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
MALAYSIA -- (Continued)
    AMMB Holdings Bhd                                             5,557,859 $ 5,746,742
    Astro Malaysia Holdings Bhd                                   2,488,700   1,528,246
    Axiata Group Bhd                                              3,946,521   4,217,213
    Batu Kawan Bhd                                                  105,400     449,705
*   Berjaya Land Bhd                                                 43,000       5,976
    BIMB Holdings Bhd                                             1,182,855   1,145,942
    Boustead Holdings Bhd                                           304,800     184,442
    British American Tobacco Malaysia Bhd                           212,600   2,226,308
    CIMB Group Holdings Bhd                                       6,513,512   7,311,612
    Dialog Group Bhd                                              4,981,118   1,720,390
    DiGi.Com Bhd                                                  5,805,020   6,498,881
    Felda Global Ventures Holdings Bhd                              379,100     158,195
    Gamuda Bhd                                                    2,395,200   2,602,043
    Genting Bhd                                                   4,388,100   8,127,957
    Genting Malaysia Bhd                                          3,837,600   4,364,651
    Genting Plantations Bhd                                         325,000     800,484
    HAP Seng Consolidated Bhd                                     1,066,700   2,094,693
    Hartalega Holdings Bhd                                        1,084,200   1,154,696
    Hong Leong Bank Bhd                                           1,040,166   3,096,039
    Hong Leong Financial Group Bhd                                  744,483   2,468,128
    IHH Healthcare Bhd                                            2,483,200   3,523,618
    IJM Corp. Bhd                                                 7,006,462   5,236,871
    IOI Corp. Bhd                                                 4,711,405   4,692,023
    IOI Properties Group Bhd                                      2,441,943   1,179,706
    Kuala Lumpur Kepong Bhd                                         504,800   2,746,823
    Lafarge Malaysia Bhd                                            659,480   1,027,954
    Malakoff Corp. Bhd                                               67,100      19,392
    Malayan Banking Bhd                                           6,090,245  11,302,520
    Malaysia Airports Holdings Bhd                                1,492,441   2,084,752
    Maxis Bhd                                                     2,881,400   4,001,537
    MISC Bhd                                                      1,636,998   2,705,372
    MMC Corp. Bhd                                                 1,978,300   1,042,973
    Oriental Holdings Bhd                                            16,600      25,494
    Petronas Chemicals Group Bhd                                  3,567,800   5,737,825
    Petronas Dagangan Bhd                                           367,500   1,952,353
    Petronas Gas Bhd                                                890,500   4,203,040
    PPB Group Bhd                                                   900,800   3,310,005
    Public Bank Bhd                                               3,537,614  16,051,986
    QL Resources Bhd                                                497,800     493,595
    RHB Bank Bhd                                                  1,537,905   1,701,410
*   Sapurakencana Petroleum Bhd                                  10,900,700   4,235,021
    Sime Darby Bhd                                                3,740,861   7,521,414
    SP Setia Bhd Group                                            1,127,141     865,753
    Sunway Bhd                                                    1,710,000   1,172,735
    Telekom Malaysia Bhd                                          1,435,664   1,928,860
    Tenaga Nasional Bhd                                           4,375,250  13,224,647
    Top Glove Corp. Bhd                                             908,900   1,068,359
    UMW Holdings Bhd                                              1,515,766   1,933,152
    United Plantations Bhd                                           61,000     378,466
    Westports Holdings Bhd                                        1,509,000   1,421,474
    YTL Corp. Bhd                                                16,425,686   5,641,158

THE EMERGING MARKETS SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
MALAYSIA -- (Continued)
    YTL Power International Bhd                                   3,177,547 $  1,026,205
                                                                            ------------
TOTAL MALAYSIA                                                               171,396,692
                                                                            ------------
MEXICO -- (4.4%)
    Alfa S.A.B. de C.V. Class A                                   8,197,783   10,637,639
    Alpek S.A.B. de C.V.                                            103,669      119,311
    America Movil S.A.B. de C.V. Series L                        46,329,297   29,148,123
    America Movil S.A.B. de C.V. Series L ADR                        22,528      284,078
    Arca Continental S.A.B. de C.V.                                 777,376    4,179,978
*   Cemex S.A.B. de C.V.                                         10,756,423    9,939,639
*   Cemex S.A.B. de C.V. Sponsored ADR                            1,691,964   15,667,587
    Coca-Cola Femsa S.A.B. de C.V. Series L                         510,276    3,161,467
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                     36,634    2,272,041
*   Corp Interamericana de Entretenimiento S.A.B. de C.V. Class
      B                                                               8,719        6,736
    El Puerto de Liverpool S.A.B. de C.V. Class C1                  197,143    1,243,163
    Fomento Economico Mexicano S.A.B. de C.V.                     1,793,669   13,510,039
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR          39,796    2,993,853
    Gruma S.A.B. de C.V. Class B                                    541,859    7,276,582
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR              15,027    1,161,888
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B         469,811    3,641,607
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR               32,867    4,761,442
    Grupo Bimbo S.A.B. de C.V. Series A                           2,572,025    5,672,306
    Grupo Carso S.A.B. de C.V. Series A1                            932,489    3,735,590
    Grupo Elektra S.A.B. de C.V.                                     93,009    1,199,771
    Grupo Financiero Banorte S.A.B. de C.V. Class O               4,609,848   22,094,819
    Grupo Financiero Inbursa S.A.B. de C.V. Class O               3,781,424    5,621,317
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B      3,362,943    4,791,188
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR     64,027      457,793
    Grupo Lala S.A.B. de C.V.                                     1,018,201    1,527,778
    Grupo Mexico S.A.B. de C.V. Series B                          6,058,822   18,228,618
*   Grupo Qumma SA de C.V. Series B                                   1,591           --
    Grupo Televisa S.A.B. Series CPO                              3,436,374   15,353,152
    Grupo Televisa S.A.B. Sponsored ADR                             148,075    3,316,880
*   Impulsora del Desarrollo y El Empleo en America Latina
      S.A.B. de C.V.                                              2,362,916    2,832,757
    Industrias Penoles S.A.B. de C.V.                               277,953    6,571,785
    Infraestructura Energetica Nova S.A.B. de C.V.                  516,686    2,279,479
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A               2,348,560    4,226,698
*   La Comer S.A.B. de C.V.                                         732,725      520,024
    Megacable Holdings S.A.B. de C.V.                                89,863      284,411
    Mexichem S.A.B. de C.V.                                       2,890,435    6,854,102
*   Organizacion Soriana S.A.B. de C.V. Class B                   1,102,476    2,326,178
    Promotora y Operadora de Infraestructura S.A.B. de C.V.         404,964    3,540,170
*   Savia SA Class A                                                120,000           --
    Wal-Mart de Mexico S.A.B. de C.V.                             7,054,235   12,482,378
                                                                            ------------
TOTAL MEXICO                                                                 233,922,367
                                                                            ------------
PERU -- (0.3%)
    Cementos Pacasmayo SAA ADR                                       14,995      142,453
    Cia de Minas Buenaventura SAA ADR                               139,674    1,926,104
    Credicorp, Ltd.                                                  78,885   12,911,897

THE EMERGING MARKETS SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
PERU -- (Continued)
    Grana y Montero SAA Sponsored ADR                                99,446 $   448,501
                                                                            -----------
TOTAL PERU                                                                   15,428,955
                                                                            -----------
PHILIPPINES -- (1.6%)
    Aboitiz Equity Ventures, Inc.                                 2,259,870   3,377,524
    Aboitiz Power Corp.                                           2,462,500   2,086,640
    Alliance Global Group, Inc.                                   7,852,800   1,979,988
    Ayala Corp.                                                     284,537   4,577,118
    Ayala Land, Inc.                                              9,207,218   6,581,172
    Bank of the Philippine Islands                                1,202,323   2,165,428
    BDO Unibank, Inc.                                             3,010,192   6,821,112
    DMCI Holdings, Inc.                                          10,645,700   2,765,671
*   DoubleDragon Properties Corp.                                   297,600     308,460
    Emperador, Inc.                                               1,850,900     258,895
    Energy Development Corp.                                     24,538,700   2,692,570
*   Fwbc Holdings, Inc.                                           2,006,957          --
    Globe Telecom, Inc.                                              60,840   2,103,809
    GT Capital Holdings, Inc.                                       138,545   3,632,923
    International Container Terminal Services, Inc.               1,287,400   2,002,401
    JG Summit Holdings, Inc.                                      1,874,500   2,798,938
    Jollibee Foods Corp.                                            695,840   2,874,357
    LT Group, Inc.                                                4,344,100   1,143,621
    Manila Electric Co.                                             348,700   1,996,313
    Megaworld Corp.                                              23,849,800   1,760,549
    Metro Pacific Investments Corp.                              23,790,000   3,262,229
    Metropolitan Bank & Trust Co.                                 1,097,655   1,798,126
    Philippine National Bank                                        248,758     272,505
    PLDT, Inc.                                                      100,220   2,962,478
    PLDT, Inc. Sponsored ADR                                         59,031   1,773,882
    Puregold Price Club, Inc.                                     1,510,400   1,311,714
    Robinsons Land Corp.                                          3,988,000   2,013,329
    Robinsons Retail Holdings, Inc.                                 373,260     592,702
    San Miguel Corp.                                              1,374,390   2,706,993
    Security Bank Corp.                                             174,300     747,224
    Semirara Mining & Power Corp.                                   529,000   1,437,395
    SM Investments Corp.                                            282,933   3,924,384
    SM Prime Holdings, Inc.                                       8,486,110   5,067,475
*   Top Frontier Investment Holdings, Inc.                           42,789     226,944
    Universal Robina Corp.                                        1,282,840   4,203,626
                                                                            -----------
TOTAL PHILIPPINES                                                            84,228,495
                                                                            -----------
POLAND -- (1.6%)
*   Alior Bank SA                                                   133,578   2,037,738
*   AmRest Holdings SE                                                  344      28,173
    Bank Handlowy w Warszawie SA                                     44,679     857,356
*   Bank Millennium SA                                            1,076,823   1,582,506
    Bank Pekao SA                                                   121,618   4,114,431
    Bank Zachodni WBK SA                                             50,450   4,347,525
    Budimex SA                                                          505      27,249
    CCC SA                                                           34,972   1,806,387
*   Cyfrowy Polsat SA                                               393,451   2,381,237
    Eurocash SA                                                     127,351   1,269,054

THE EMERGING MARKETS SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
POLAND -- (Continued)
    Grupa Azoty SA                                                  83,448 $  1,431,605
*   Grupa Lotos SA                                                 186,978    1,762,085
    ING Bank Slaski SA                                              39,956    1,768,018
    Kernel Holding SA                                                2,130       42,435
    KGHM Polska Miedz SA                                           388,331   12,044,448
    LPP SA                                                           1,669    2,126,804
*   mBank SA                                                        26,866    2,539,834
    Orange Polska SA                                             1,116,971    1,507,025
    PGE Polska Grupa Energetyczna SA                             2,683,831    7,328,132
    Polski Koncern Naftowy Orlen SA                                649,675   13,184,338
    Polskie Gornictwo Naftowe i Gazownictwo SA                   2,283,734    3,136,153
*   Powszechna Kasa Oszczednosci Bank Polski SA                    964,323    7,398,274
    Powszechny Zaklad Ubezpieczen SA                               808,411    7,113,789
    Synthos SA                                                     889,961    1,333,532
*   Tauron Polska Energia SA                                     2,110,398    1,555,085
                                                                           ------------
TOTAL POLAND                                                                 82,723,213
                                                                           ------------
RUSSIA -- (2.1%)
    Gazprom PJSC Sponsored ADR                                   4,944,295   24,532,005
*   Lenta, Ltd. GDR(BJ621Y903)                                      30,830      243,207
*   Lenta, Ltd. GDR(52634T200)                                      51,556      405,230
    Lukoil PJSC Sponsored ADR                                      257,005   14,483,453
    Magnitogorsk Iron & Steel OJSC Sponsored GDR                   197,103    1,656,579
*   Mail.Ru Group, Ltd. GDR(B53NQB903)                              41,223      748,653
*   Mail.Ru Group, Ltd. GDR(560317208)                              15,547      282,178
    MegaFon PJSC GDR                                               139,778    1,519,277
    MMC Norilsk Nickel PJSC ADR                                    406,377    6,590,803
    Novatek PJSC GDR                                                61,847    7,870,498
    Novolipetsk Steel PJSC GDR                                     123,601    2,442,800
    PhosAgro PJSC GDR                                               76,363    1,172,625
    Rosneft Oil Co. PJSC GDR                                       833,683    5,528,012
    Rostelecom PJSC Sponsored ADR(B114RM901)                        78,867      670,935
    Rostelecom PJSC Sponsored ADR(778529107)                         2,291       19,153
    RusHydro PJSC ADR(BYZ5W4903)                                 1,329,772    2,259,084
    RusHydro PJSC ADR(782183404)                                    12,131       20,623
    Sberbank of Russia PJSC Sponsored ADR                        1,818,206   21,318,854
    Severstal PJSC GDR                                             216,701    3,442,226
    Tatneft PJSC Sponsored ADR                                     258,800   10,550,538
    VimpelCom, Ltd. Sponsored ADR                                  105,901      447,961
    VTB Bank PJSC GDR(B1W7FX909)                                 1,358,280    3,097,145
    VTB Bank PJSC GDR(46630Q202)                                   130,253      295,674
                                                                           ------------
TOTAL RUSSIA                                                                109,597,513
                                                                           ------------
SOUTH AFRICA -- (7.6%)
*   African Bank Investments, Ltd.                                 709,671          266
*   Anglo American Platinum, Ltd.                                  121,432    3,179,116
*   AngloGold Ashanti, Ltd. Sponsored ADR                        1,637,102   20,807,566
    Aspen Pharmacare Holdings, Ltd.                                447,818   10,245,472
    AVI, Ltd.                                                      175,886    1,198,872
    Barclays Africa Group, Ltd.                                  1,084,401   12,771,446
    Bid Corp., Ltd.                                                778,465   13,506,231
    Bidvest Group, Ltd. (The)                                      778,465    9,167,754

THE EMERGING MARKETS SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
SOUTH AFRICA -- (Continued)
*   Brait SE                                                       232,213 $  1,366,511
    Capitec Bank Holdings, Ltd.                                     88,443    4,621,973
    Discovery, Ltd.                                                741,415    6,327,597
    Distell Group, Ltd.                                             70,509      785,562
    FirstRand, Ltd.                                              4,730,180   17,620,467
    Gold Fields, Ltd. Sponsored ADR                              2,642,178    9,274,045
*   Impala Platinum Holdings, Ltd.                                 613,363    2,444,382
    Imperial Holdings, Ltd.                                        618,348    7,677,217
    Investec, Ltd.                                                 841,341    5,946,769
*   Kumba Iron Ore, Ltd.                                            96,985    1,495,844
    Liberty Holdings, Ltd.                                         431,434    3,533,698
    Life Healthcare Group Holdings, Ltd.                         2,679,724    6,675,161
    MMI Holdings, Ltd.                                           3,545,776    6,523,236
    Mondi, Ltd.                                                    273,651    6,032,296
    Mr. Price Group, Ltd.                                          545,010    6,597,626
    MTN Group, Ltd.                                              2,516,919   23,469,883
    Naspers, Ltd. Class N                                          370,571   59,036,347
    Nedbank Group, Ltd.                                            634,489   10,944,316
    Netcare, Ltd.                                                2,630,152    6,326,005
    New Europe Property Investments P.L.C.                         103,926    1,210,657
    Pick n Pay Stores, Ltd.                                        473,477    2,405,358
    Pioneer Foods Group, Ltd.                                      225,369    2,787,560
    PSG Group, Ltd.                                                161,662    2,732,043
    Sanlam, Ltd.                                                 2,999,830   14,491,751
    Sappi, Ltd.                                                  1,116,061    7,176,059
    Sasol, Ltd.                                                    130,693    3,898,829
    Sasol, Ltd. Sponsored ADR                                      778,314   23,240,456
    Shoprite Holdings, Ltd.                                        951,195   12,625,912
    Sibanye Gold, Ltd. Sponsored ADR                                89,285      808,922
    SPAR Group, Ltd. (The)                                         284,382    4,011,321
    Standard Bank Group, Ltd.                                    2,023,352   21,637,096
    Steinhoff International Holdings NV                          3,453,813   16,653,855
    Telkom SA SOC, Ltd.                                            457,121    2,505,151
    Tiger Brands, Ltd.                                             264,186    7,973,977
    Truworths International, Ltd.                                  973,557    5,846,146
    Vodacom Group, Ltd.                                            520,334    5,831,192
    Woolworths Holdings, Ltd.                                    1,765,305    9,698,654
                                                                           ------------
TOTAL SOUTH AFRICA                                                          403,110,597
                                                                           ------------
SOUTH KOREA -- (15.6%)
    Amorepacific Corp.                                              39,658   10,824,199
#   AMOREPACIFIC Group                                              39,706    4,632,991
#   BGF retail Co., Ltd.                                            17,067    1,350,398
    BNK Financial Group, Inc.                                      597,367    4,384,312
#*  Celltrion, Inc.                                                 68,926    5,956,387
    Cheil Worldwide, Inc.                                           73,456    1,172,194
#   CJ CGV Co., Ltd.                                                18,162    1,241,824
#   CJ CheilJedang Corp.                                            16,248    4,962,539
    CJ Corp.                                                        28,976    4,549,795
    CJ E&M Corp.                                                    31,220    2,349,636
*   CJ Korea Express Corp.                                           5,227      734,115
    Com2uSCorp                                                       9,584      705,549
#   Coway Co., Ltd.                                                 72,978    5,487,814

THE EMERGING MARKETS SERIES
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
SOUTH KOREA -- (Continued)
    Cuckoo Electronics Co., Ltd.                                   2,015 $   223,283
    Daelim Industrial Co., Ltd.                                   47,393   3,432,501
#*  Daewoo Engineering & Construction Co., Ltd.                  133,508     596,311
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.           165,407     478,244
    DGB Financial Group, Inc.                                    279,904   2,377,231
    Dongbu Insurance Co., Ltd.                                   103,904   5,294,050
    Dongsuh Cos., Inc.                                            23,739     522,902
#   Dongwon Systems Corp.                                          4,834     276,334
    Doosan Corp.                                                  21,369   1,932,662
#   Doosan Heavy Industries & Construction Co., Ltd.             102,105   2,418,945
    E-MART, Inc.                                                  32,447   5,680,228
#   Grand Korea Leisure Co., Ltd.                                 38,572     627,727
#   Green Cross Corp.                                              4,303     511,597
    Green Cross Holdings Corp.                                    18,294     336,928
#*  GS Engineering & Construction Corp.                           85,712   2,042,812
    GS Holdings Corp.                                            142,416   6,270,960
    GS Home Shopping, Inc.                                           996     155,282
    GS Retail Co., Ltd.                                           24,957   1,119,606
    Hana Financial Group, Inc.                                   477,076  14,145,674
    Hankook Tire Co., Ltd.                                       170,001   8,295,908
#   Hanmi Pharm Co., Ltd.                                          7,164   1,779,273
#   Hanmi Science Co., Ltd.                                       13,159     655,329
    Hanon Systems                                                252,361   1,976,149
#   Hanssem Co., Ltd.                                             13,941   2,504,173
    Hanwha Chemical Corp.                                        173,147   3,889,510
    Hanwha Corp.                                                 111,924   3,396,452
    Hanwha Life Insurance Co., Ltd.                              395,871   2,195,879
    Hanwha Techwin Co., Ltd.                                      48,363   1,737,473
#   Hite Jinro Co., Ltd.                                          52,663     942,515
#   Hotel Shilla Co., Ltd.                                        38,111   1,423,431
    Hyosung Corp.                                                 58,732   6,846,772
    Hyundai Department Store Co., Ltd.                            30,725   2,541,763
    Hyundai Development Co-Engineering & Construction             93,331   3,511,774
#*  Hyundai Elevator Co., Ltd.                                    10,664     540,009
    Hyundai Engineering & Construction Co., Ltd.                 140,523   5,030,161
    Hyundai Glovis Co., Ltd.                                      23,344   3,125,935
#   Hyundai Greenfood Co., Ltd.                                   57,515     817,286
#*  Hyundai Heavy Industries Co., Ltd.                            69,618   7,939,321
    Hyundai Home Shopping Network Corp.                            7,639     714,067
    Hyundai Marine & Fire Insurance Co., Ltd.                    182,676   4,734,467
#*  Hyundai Mipo Dockyard Co., Ltd.                               17,332     857,986
    Hyundai Mobis Co., Ltd.                                       67,920  14,129,810
    Hyundai Motor Co.                                            177,390  21,355,667
*   Hyundai Rotem Co., Ltd.                                        4,372      71,254
    Hyundai Steel Co.                                            167,698   8,409,754
    Hyundai Wia Corp.                                             33,766   1,879,369
    Industrial Bank of Korea                                     468,370   5,116,172
    Innocean Worldwide, Inc.                                       3,114     155,169
#   IS Dongseo Co., Ltd.                                          11,224     403,965
#   Jeil Pharmaceutical Co.                                        3,226     166,880
#   Kakao Corp.                                                   20,448   1,369,008
    Kangwon Land, Inc.                                            99,188   2,795,388
    KB Financial Group, Inc.                                     441,762  17,876,037

THE EMERGING MARKETS SERIES
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
SOUTH KOREA -- (Continued)
*   KB Financial Group, Inc. ADR                                 103,883 $ 4,217,650
#   KB Insurance Co., Ltd.                                       104,234   2,208,934
    KCC Corp.                                                      9,880   2,953,755
    KEPCO Plant Service & Engineering Co., Ltd.                   27,560   1,297,063
    Kia Motors Corp.                                             293,465   9,197,981
#   KIWOOM Securities Co., Ltd.                                   10,843     678,522
    Kolon Industries, Inc.                                        29,856   1,908,128
#*  Komipharm International Co., Ltd.                             25,551     679,054
    Korea Aerospace Industries, Ltd.                              77,780   4,152,135
    Korea Electric Power Corp.                                   220,479   8,074,606
*   Korea Electric Power Corp. Sponsored ADR                      97,027   1,779,475
    Korea Gas Corp.                                               42,231   1,686,518
#   Korea Investment Holdings Co., Ltd.                           61,753   2,476,725
#   Korea Kolmar Co., Ltd.                                        18,540   1,104,311
#   Korea Petrochemical Ind Co., Ltd.                              6,678   1,549,600
    Korea Zinc Co., Ltd.                                           7,147   3,022,498
*   Korean Air Lines Co., Ltd.                                    93,709   2,129,959
    Korean Reinsurance Co.                                       111,480   1,041,747
*   KT Corp. Sponsored ADR                                        95,200   1,415,624
    KT&G Corp.                                                   132,438  11,472,329
#   Kumho Petrochemical Co., Ltd.                                 29,300   2,076,698
#*  Kumho Tire Co., Inc.                                         212,069   1,491,868
    LG Chem, Ltd.                                                 46,976  10,592,903
    LG Corp.                                                     105,265   5,370,802
    LG Display Co., Ltd.                                         363,272   9,583,726
*   LG Display Co., Ltd. ADR                                     808,137  10,893,687
#   LG Electronics, Inc.                                         310,602  14,843,661
#   LG Household & Health Care, Ltd.                              12,182   9,211,736
    LG Innotek Co., Ltd.                                          35,915   3,066,539
    LG International Corp.                                        23,266     647,410
    LG Uplus Corp.                                               539,707   5,301,225
#   LIG Nex1 Co., Ltd.                                             6,848     425,947
*   Loen Entertainment, Inc.                                       7,273     486,399
    Lotte Chemical Corp.                                          31,981  10,363,707
    Lotte Chilsung Beverage Co., Ltd.                                816   1,018,532
#   Lotte Confectionery Co., Ltd.                                  5,484     963,896
#   Lotte Shopping Co., Ltd.                                      18,803   3,658,777
    LS Corp.                                                      28,386   1,534,434
    LS Industrial Systems Co., Ltd.                               23,897     869,225
#   Macquarie Korea Infrastructure Fund                          520,858   3,609,939
#   Mando Corp.                                                   11,458   2,465,656
#   Medy-Tox, Inc.                                                 5,775   2,059,801
#   Meritz Financial Group, Inc.                                  57,146     539,106
    Meritz Fire & Marine Insurance Co., Ltd.                      96,362   1,248,390
#   Meritz Securities Co., Ltd.                                  557,853   1,734,810
    Mirae Asset Daewoo Co., Ltd.                                 405,371   3,075,588
    NAVER Corp.                                                   35,288  23,050,589
    NCSoft Corp.                                                  14,829   3,882,410
    Nexen Tire Corp.                                              89,371   1,012,609
    NH Investment & Securities Co., Ltd.                         217,069   2,136,711
#   NongShim Co., Ltd.                                             4,477   1,226,193
#*  OCI Co., Ltd.                                                 31,064   2,297,559
#   Orion Corp.                                                    4,950   2,765,723

THE EMERGING MARKETS SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
SOUTH KOREA -- (Continued)
#   Ottogi Corp.                                                      1,053 $    590,315
#*  Pan Ocean Co., Ltd.                                             296,413      981,307
#   Paradise Co., Ltd.                                               62,375      718,690
    Poongsan Corp.                                                    8,597      322,130
#   POSCO                                                            44,452   10,389,547
    POSCO Sponsored ADR                                             109,096    6,314,476
    Posco Daewoo Corp.                                               79,769    1,750,336
    S-1 Corp.                                                        23,249    1,686,975
#   S-Oil Corp.                                                      52,028    3,633,795
    Samsung C&T Corp.                                                67,525    7,326,668
    Samsung Card Co., Ltd.                                           43,815    1,480,951
#   Samsung Electro-Mechanics Co., Ltd.                              94,120    4,596,570
    Samsung Electronics Co., Ltd.                                    97,289  165,466,689
    Samsung Electronics Co., Ltd. GDR                                52,509   44,885,682
#*  Samsung Engineering Co., Ltd.                                   112,249    1,215,462
    Samsung Fire & Marine Insurance Co., Ltd.                        48,145   11,154,436
#*  Samsung Heavy Industries Co., Ltd.                              480,671    4,305,114
    Samsung Life Insurance Co., Ltd.                                 68,654    6,559,842
    Samsung SDI Co., Ltd.                                            93,732    9,314,787
    Samsung SDS Co., Ltd.                                            29,432    3,190,652
#   Samsung Securities Co., Ltd.                                     88,800    2,479,408
    Samyang Corp.                                                     2,396      197,688
#   SFA Engineering Corp.                                             8,036      487,074
    Shinhan Financial Group Co., Ltd.                               361,121   14,272,320
*   Shinhan Financial Group Co., Ltd. ADR                            86,082    3,403,682
    Shinsegae, Inc.                                                  12,742    1,929,489
    SK Chemicals Co., Ltd.                                           30,297    1,549,059
    SK Holdings Co., Ltd.                                            61,080   11,380,709
    SK Hynix, Inc.                                                  759,955   35,097,682
    SK Innovation Co., Ltd.                                          63,379    8,585,945
#   SK Materials Co., Ltd.                                            7,099    1,217,741
    SK Networks Co., Ltd.                                           204,355    1,163,967
    SK Telecom Co., Ltd.                                             21,266    4,076,831
    SKC Co., Ltd.                                                    33,367      892,568
#   SPC Samlip Co., Ltd.                                              3,031      446,780
*   Ssangyong Cement Industrial Co., Ltd.                            35,349      432,253
#*  Taihan Electric Wire Co., Ltd.                                  154,853      256,453
    Tongyang Life Insurance Co., Ltd.                                62,253      567,157
    Woori Bank                                                      543,488    6,135,330
*   Woori Bank Sponsored ADR                                          1,026       35,058
    Young Poong Corp.                                                   544      512,694
#   Youngone Corp.                                                   35,544      816,102
#   Yuhan Corp.                                                       5,564      901,523
#*  Yungjin Pharmaceutical Co., Ltd.                                 60,994      379,135
                                                                            ------------
TOTAL SOUTH KOREA                                                            825,633,078
                                                                            ------------
TAIWAN -- (15.0%)
*   Acer, Inc.                                                    5,516,811    2,547,567
    Advanced Semiconductor Engineering, Inc.                     12,378,929   13,641,498
    Advantech Co., Ltd.                                             414,254    3,514,131
    Airtac International Group                                      126,850    1,055,950
    Asia Cement Corp.                                             4,339,758    3,720,251
*   Asia Pacific Telecom Co., Ltd.                                1,112,000      360,569

THE EMERGING MARKETS SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
TAIWAN -- (Continued)
    Asustek Computer, Inc.                                          956,180 $ 8,356,936
    AU Optronics Corp.                                           24,425,873  10,114,182
    AU Optronics Corp. Sponsored ADR                                326,626   1,368,563
    Casetek Holdings, Ltd.                                          313,000     962,670
    Catcher Technology Co., Ltd.                                  1,354,429  11,046,367
    Cathay Financial Holding Co., Ltd.                            8,440,450  12,853,785
    Chailease Holding Co., Ltd.                                   2,569,840   4,597,202
    Chang Hwa Commercial Bank, Ltd.                               9,287,889   5,157,587
    Cheng Shin Rubber Industry Co., Ltd.                          3,200,965   6,372,489
    Chicony Electronics Co., Ltd.                                 1,022,552   2,412,329
    China Airlines, Ltd.                                          8,737,536   2,624,606
    China Development Financial Holding Corp.                    24,524,121   6,268,423
    China Life Insurance Co., Ltd.                                6,140,344   6,009,418
    China Motor Corp.                                               992,000     906,907
    China Steel Corp.                                            15,093,932  12,221,022
    Chipbond Technology Corp.                                     1,082,000   1,567,911
    Chroma ATE, Inc.                                                 22,000      57,672
    Chunghwa Precision Test Tech Co., Ltd.                           20,000     713,272
    Chunghwa Telecom Co., Ltd.                                    1,608,000   5,244,813
    Chunghwa Telecom Co., Ltd. Sponsored ADR                        263,744   8,323,761
    Compal Electronics, Inc.                                     10,160,541   6,130,390
    CTBC Financial Holding Co., Ltd.                             19,645,175  11,190,159
    CTCI Corp.                                                    1,112,000   1,731,063
    Cub Elecparts, Inc.                                              16,495     130,096
    Delta Electronics, Inc.                                       2,385,486  13,323,872
    E.Sun Financial Holding Co., Ltd.                            13,139,000   7,761,248
    Eclat Textile Co., Ltd.                                         253,336   2,646,223
    Elite Material Co., Ltd.                                         91,000     319,334
    Ennoconn Corp.                                                   62,000     892,037
    Eternal Materials Co., Ltd.                                   1,356,350   1,470,410
    Eva Airways Corp.                                             6,367,740   3,075,383
*   Evergreen Marine Corp. Taiwan, Ltd.                           3,219,261   1,331,496
    Far Eastern International Bank                                  721,140     211,418
    Far Eastern New Century Corp.                                 6,101,085   5,084,858
    Far EasTone Telecommunications Co., Ltd.                      2,601,000   6,179,867
    Farglory Land Development Co., Ltd.                             644,393     763,418
    Feng TAY Enterprise Co., Ltd.                                   475,424   2,078,142
    First Financial Holding Co., Ltd.                            18,055,124  10,075,598
    Formosa Chemicals & Fibre Corp.                               3,220,518   9,983,395
    Formosa International Hotels Corp.                                1,808       9,575
    Formosa Petrochemical Corp.                                   1,393,000   4,758,452
    Formosa Plastics Corp.                                        3,720,153  10,749,111
    Formosa Taffeta Co., Ltd.                                     1,312,000   1,263,324
    Foxconn Technology Co., Ltd.                                  1,790,627   5,053,777
    Fubon Financial Holding Co., Ltd.                             8,611,233  13,995,408
    Giant Manufacturing Co., Ltd.                                   500,506   3,289,395
    Ginko International Co., Ltd.                                    45,000     442,352
*   Globalwafers Co., Ltd.                                          219,000   1,006,405
    Gourmet Master Co., Ltd.                                         77,550     678,679
    Highwealth Construction Corp.                                 2,120,190   3,153,162
    Hiwin Technologies Corp.                                        435,005   2,242,524
    Hon Hai Precision Industry Co., Ltd.                         17,267,653  46,308,007
    Hota Industrial Manufacturing Co., Ltd.                         223,000     924,690

THE EMERGING MARKETS SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
TAIWAN -- (Continued)
    Hotai Motor Co., Ltd.                                           362,000 $ 4,160,021
*   HTC Corp.                                                     1,246,235   3,175,845
    Hua Nan Financial Holdings Co., Ltd.                         13,331,007   7,011,132
    Innolux Corp.                                                27,802,241  11,777,454
    Inventec Corp.                                                5,430,551   4,084,303
    Kenda Rubber Industrial Co., Ltd.                             1,082,377   1,660,617
    King Slide Works Co., Ltd.                                       81,000   1,078,313
*   King Yuan Electronics Co., Ltd.                               1,471,000   1,270,348
    King's Town Bank Co., Ltd.                                      921,000     842,708
    Kinsus Interconnect Technology Corp.                            683,000   1,572,488
    Largan Precision Co., Ltd.                                      133,860  19,146,837
    LCY Chemical Corp.                                              782,123   1,106,351
    Lite-On Technology Corp.                                      4,896,410   7,395,766
    Makalot Industrial Co., Ltd.                                    230,356     856,567
    MediaTek, Inc.                                                1,455,995   9,967,876
    Mega Financial Holding Co., Ltd.                             14,351,369  10,698,759
*   Mercuries Life Insurance Co., Ltd.                              325,753     180,066
    Merida Industry Co., Ltd.                                       317,287   1,652,937
    Micro-Star International Co., Ltd.                              956,000   2,319,419
    Nan Ya Plastics Corp.                                         4,464,599  10,516,722
    Nanya Technology Corp.                                          992,010   1,528,266
    Nien Made Enterprise Co., Ltd.                                  193,000   1,811,831
    Novatek Microelectronics Corp.                                1,205,000   4,268,004
*   OBI Pharma, Inc.                                                 81,000     750,363
    PChome Online, Inc.                                             114,006     943,657
    Pegatron Corp.                                                5,311,345  12,790,196
*   PharmaEssentia Corp.                                             99,000     453,355
    Phison Electronics Corp.                                        241,000   1,907,764
    Pou Chen Corp.                                                4,990,487   6,323,126
    Powertech Technology, Inc.                                    2,158,819   5,917,157
    Poya International Co., Ltd.                                     72,550     886,128
    President Chain Store Corp.                                     844,831   6,319,393
    Qisda Corp.                                                     244,000     127,601
    Quanta Computer, Inc.                                         3,735,000   7,615,082
    Realtek Semiconductor Corp.                                     569,950   1,989,074
*   Ruentex Development Co., Ltd.                                 1,242,709   1,514,242
    Ruentex Industries, Ltd.                                        696,182   1,291,770
    ScinoPharm Taiwan, Ltd.                                         206,405     252,422
*   Shin Kong Financial Holding Co., Ltd.                        15,958,656   4,099,068
    Silergy Corp.                                                    55,000     835,520
    Siliconware Precision Industries Co., Ltd.                    2,123,637   3,234,701
    Siliconware Precision Industries Co., Ltd. Sponsored ADR         21,813     165,561
    Simplo Technology Co., Ltd.                                     690,000   2,062,945
    SinoPac Financial Holdings Co., Ltd.                         18,850,895   5,561,590
    St Shine Optical Co., Ltd.                                       11,000     207,836
    Standard Foods Corp.                                            466,902   1,147,554
    Synnex Technology International Corp.                         2,259,343   2,357,842
    Taichung Commercial Bank Co., Ltd.                              159,669      46,950
*   TaiMed Biologics, Inc.                                          113,000     579,742
    Tainan Spinning Co., Ltd.                                       115,412      50,486
    Taishin Financial Holding Co., Ltd.                          19,587,984   7,396,814
    Taiwan Business Bank                                          8,318,140   2,173,153
    Taiwan Cement Corp.                                           6,435,720   7,298,466

THE EMERGING MARKETS SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
TAIWAN -- (Continued)
    Taiwan Cooperative Financial Holding Co., Ltd.               13,986,581 $  6,391,428
    Taiwan FamilyMart Co., Ltd.                                      89,000      590,978
    Taiwan Fertilizer Co., Ltd.                                   1,415,000    1,840,746
*   Taiwan Glass Industry Corp.                                   1,859,375      784,548
    Taiwan High Speed Rail Corp.                                    159,000       97,001
    Taiwan Mobile Co., Ltd.                                       2,215,300    7,399,411
    Taiwan Secom Co., Ltd.                                          362,670    1,007,761
    Taiwan Semiconductor Manufacturing Co., Ltd.                 25,188,808  150,096,593
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR    1,672,158   51,686,404
*   Tatung Co., Ltd.                                                 95,000       50,980
    Teco Electric and Machinery Co., Ltd.                         3,410,000    3,082,289
    Tong Yang Industry Co., Ltd.                                    936,000    1,727,820
    Transcend Information, Inc.                                     334,181      912,612
    Tripod Technology Corp.                                         753,870    1,837,685
    Tung Thih Electronic Co., Ltd.                                   82,000      774,665
    Uni-President Enterprises Corp.                               7,682,033   13,178,125
    United Microelectronics Corp.                                38,130,000   13,846,137
    Vanguard International Semiconductor Corp.                    1,699,000    3,070,482
    Voltronic Power Technology Corp.                                 57,350      776,339
    Walsin Lihwa Corp.                                            5,308,000    2,064,063
    Wan Hai Lines, Ltd.                                           1,821,800    1,012,491
*   Win Semiconductors Corp.                                        742,034    2,232,465
    Winbond Electronics Corp.                                     6,597,000    2,708,189
*   Wintek Corp.                                                    604,760        6,619
    Wistron Corp.                                                 5,751,099    4,910,791
    Wistron NeWeb Corp.                                             186,000      532,428
    WPG Holdings, Ltd.                                            3,035,869    3,633,629
*   Yageo Corp.                                                     981,579    2,382,907
    Yuanta Financial Holding Co., Ltd.                           18,588,806    7,381,031
    Yulon Motor Co., Ltd.                                         1,732,000    1,524,768
    Zhen Ding Technology Holding, Ltd.                            1,099,700    2,309,701
                                                                            ------------
TOTAL TAIWAN                                                                 794,506,423
                                                                            ------------
THAILAND -- (2.7%)
    Advanced Info Service PCL                                     1,440,700    6,546,776
    Airports of Thailand PCL                                        578,400    6,800,841
    Bangchak Petroleum PCL (The)                                    843,200      844,158
    Bangkok Airways PCL                                             301,100      188,134
    Bangkok Bank PCL(6077019)                                       241,500    1,244,881
    Bangkok Bank PCL(6368360)                                       232,800    1,153,752
    Bangkok Dusit Medical Services PCL Class F                    6,818,900    4,299,335
    Bangkok Life Assurance PCL                                      694,900      962,124
    Banpu PCL                                                     3,035,950    1,672,747
    Berli Jucker PCL                                              2,432,400    3,454,132
    BTS Group Holdings PCL                                        3,159,100      749,176
    Bumrungrad Hospital PCL                                         402,600    2,046,731
    Carabao Group PCL Class F                                        84,800      181,233
    Central Pattana PCL                                           1,779,300    2,880,435
    Central Plaza Hotel PCL                                       1,046,100    1,106,709
    CH Karnchang PCL                                                680,200      555,403
    Charoen Pokphand Foods PCL                                    4,418,700    3,576,624
    CP ALL PCL                                                    4,313,700    7,412,066
    Delta Electronics Thailand PCL                                  656,900    1,599,806

THE EMERGING MARKETS SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
THAILAND -- (Continued)
    Electricity Generating PCL                                      319,300 $  1,831,826
    Energy Absolute PCL                                           1,783,800    1,443,860
    Global Power Synergy Co., Ltd. Class F                          101,100      102,650
    Glow Energy PCL                                                 826,500    1,830,929
    Group Lease PCL                                                 361,700      608,654
    Home Product Center PCL                                      10,007,413    2,827,997
    Indorama Ventures PCL                                         3,391,500    3,371,272
    Intouch Holdings PCL                                          1,446,700    2,198,195
    IRPC PCL                                                     13,474,400    1,989,971
    Kasikornbank PCL(6888794)                                     1,146,600    6,138,429
    Kasikornbank PCL(6364766)                                       210,900    1,129,073
    KCE Electronics PCL                                             431,000    1,334,252
    Krung Thai Bank PCL                                           6,900,587    3,723,691
    Land & Houses PCL(6581941)                                    4,746,340    1,307,569
    Land & Houses PCL(6581930)                                      790,000      219,881
    Minor International PCL                                       2,391,770    2,360,523
    MK Restaurants Group PCL                                        421,700      676,684
    Pruksa Holding PCL                                            2,958,300    1,957,637
    PTG Energy PCL                                                   66,100       52,565
    PTT Exploration & Production PCL(B1359J0)                     2,414,655    6,720,710
    PTT Exploration & Production PCL(B1359L2)                        65,409      182,053
    PTT Global Chemical PCL                                       2,570,472    4,964,274
    PTT PCL                                                       1,634,600   18,755,422
    Ratchaburi Electricity Generating Holding PCL                   824,700    1,194,538
    Robinson Department Store PCL                                   598,500      985,885
    Siam Cement PCL (The)(6609906)                                  166,400    2,391,321
    Siam Cement PCL (The)(6609928)                                  230,100    3,306,748
    Siam City Cement PCL                                            163,213    1,302,552
    Siam Commercial Bank PCL (The)                                1,140,966    4,909,297
    Siam Global House PCL                                         1,111,898      584,212
*   Thai Airways International PCL                                1,395,900      852,367
    Thai Oil PCL                                                  1,455,200    2,965,368
    Thai Union Group PCL Class F                                  2,705,940    1,598,510
    Thanachart Capital PCL                                        1,044,400    1,408,946
    TMB Bank PCL                                                 24,158,000    1,605,502
    Total Access Communication PCL(B1YWK08)                       1,459,300    1,626,740
    Total Access Communication PCL(B231MK7)                         423,600      472,204
    TPI Polene PCL                                               12,385,600      837,198
    True Corp. PCL                                               27,648,131    5,143,290
    TTW PCL                                                       2,098,400      637,685
                                                                            ------------
TOTAL THAILAND                                                               144,825,543
                                                                            ------------
TURKEY -- (1.3%)
    Akbank TAS                                                    2,209,103    4,924,079
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.                     282,261    1,584,668
    Arcelik A.S.                                                    540,990    3,281,358
    Aselsan Elektronik Sanayi Ve Ticaret A.S.                       333,342    1,206,553
    BIM Birlesik Magazalar A.S.                                     342,629    4,890,845
    Coca-Cola Icecek A.S.                                           124,347    1,274,672
    Enka Insaat ve Sanayi A.S.                                      547,496      833,472
    Eregli Demir ve Celik Fabrikalari TAS                         3,170,077    4,884,789
    Ford Otomotiv Sanayi A.S.                                       126,138    1,167,406
    KOC Holding A.S.                                                753,593    3,035,700

THE EMERGING MARKETS SERIES
CONTINUED


                                                                  SHARES      VALUE++
                                                                 --------- --------------
TURKEY -- (Continued)
    Petkim Petrokimya Holding A.S.                               1,293,596 $    1,443,495
    TAV Havalimanlari Holding A.S.                                 341,666      1,406,191
    Tofas Turk Otomobil Fabrikasi A.S.                             212,178      1,465,195
    Tupras Turkiye Petrol Rafinerileri A.S.                        261,144      5,677,156
*   Turk Hava Yollari AO                                         2,046,901      3,005,642
    Turk Telekomunikasyon A.S.                                     699,083      1,044,064
*   Turkcell Iletisim Hizmetleri A.S.                            1,142,611      3,436,587
*   Turkcell Iletisim Hizmetleri A.S. ADR                           73,838        550,093
    Turkiye Garanti Bankasi A.S.                                 3,265,633      7,213,333
    Turkiye Halk Bankasi A.S.                                    1,285,231      3,830,242
    Turkiye Is Bankasi Class C                                   2,548,532      4,028,393
    Turkiye Sinai Kalkinma Bankasi A.S.                             46,878         17,897
    Turkiye Sise ve Cam Fabrikalari A.S.                         2,730,783      2,926,881
    Turkiye Vakiflar Bankasi TAO Class D                         1,445,842      1,884,840
    Ulker Biskuvi Sanayi A.S.                                      244,375      1,179,533
*   Yapi ve Kredi Bankasi A.S.                                   2,464,502      2,503,793
                                                                           --------------
TOTAL TURKEY                                                                   68,696,877
                                                                           --------------
TOTAL COMMON STOCKS                                                         4,989,012,698
                                                                           --------------
PREFERRED STOCKS -- (3.1%)
BRAZIL -- (3.0%)
    Banco Bradesco SA                                            2,388,514     24,781,264
    Braskem SA Class A                                              73,800        762,403
*   Centrais Eletricas Brasileiras SA Class B                      303,700      2,381,038
    Cia Brasileira de Distribuicao                                 310,022      5,700,457
*   Empresa Nacional de Comercio Redito e Participacoes SA             280          2,177
    Gerdau SA                                                      836,068      3,239,965
    Itau Unibanco Holding SA                                     4,317,027     51,007,760
    Lojas Americanas SA                                            899,139      4,774,891
*   Petroleo Brasileiro SA                                       2,825,761     13,471,734
*   Petroleo Brasileiro SA Sponsored ADR                         1,440,006     13,694,457
    Suzano Papel e Celulose SA Class A                             798,971      3,398,175
    Telefonica Brasil SA                                           465,063      6,887,110
    Vale SA                                                      2,522,202     24,469,811
    Vale SA Sponsored ADR                                          364,278      3,529,854
                                                                           --------------
TOTAL BRAZIL                                                                  158,101,096
                                                                           --------------
CHILE -- (0.0%)
    Embotelladora Andina SA Class B                                113,824        410,403
                                                                           --------------
COLOMBIA -- (0.1%)
    Banco Davivienda SA                                            209,529      2,253,794
    Bancolombia SA                                                  30,330        285,800
    Grupo Argos SA                                                  28,838        185,762
    Grupo Aval Acciones y Valores SA                             4,185,719      1,710,209
    Grupo de Inversiones Suramericana SA                           112,524      1,462,745
                                                                           --------------
TOTAL COLOMBIA                                                                  5,898,310
                                                                           --------------
TOTAL PREFERRED STOCKS                                                        164,409,809
                                                                           --------------

THE EMERGING MARKETS SERIES
CONTINUED


                                                                    SHARES      VALUE++
                                                                  ---------- --------------
RIGHTS/WARRANTS -- (0.0%)
SOUTH KOREA -- (0.0%)
*    Korean Air Lines Co., Ltd. Rights 03/07/17                       22,307 $      106,535
*    Samsung Securities Co., Ltd. Rights 03/08/17                     11,956         62,758
                                                                             --------------
TOTAL SOUTH KOREA                                                                   169,293
                                                                             --------------
THAILAND -- (0.0%)
*    TPI Polene PCL Rights 4/30/17                                    76,454             --
                                                                             --------------
TOTAL RIGHTS/WARRANTS                                                               169,293
                                                                             --------------
TOTAL INVESTMENT SECURITIES                                                   5,153,591,800
                                                                             --------------

                                                                                VALUE+
                                                                             --------------
Securities Lending Collateral -- (2.7%)
(S)@ DFA Short Term Investment Fund                               12,513,179    144,802,508
                                                                             --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $4,220,051,585)^^                        $5,298,394,308
                                                                             ==============

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------
                                                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                                             ------------ -------------- ------- --------------
Common Stocks
   Brazil                                                    $ 90,321,540 $  188,277,351   --    $  278,598,891
   Chile                                                       36,519,366     35,029,120   --        71,548,486
   China                                                      236,801,482    642,889,086   --       879,690,568
   Colombia                                                    24,264,079             --   --        24,264,079
   Czech Republic                                                      --      9,339,792   --         9,339,792
   Egypt                                                          590,198      6,745,126   --         7,335,324
   Greece                                                              --     12,212,319   --        12,212,319
   Hungary                                                             --     21,360,471   --        21,360,471
   India                                                       30,400,668    567,023,201   --       597,423,869
   Indonesia                                                    5,788,915    147,380,231   --       153,169,146
   Malaysia                                                            --    171,396,692   --       171,396,692
   Mexico                                                     233,922,367             --   --       233,922,367
   Peru                                                        15,428,955             --   --        15,428,955
   Philippines                                                  1,773,882     82,454,613   --        84,228,495
   Poland                                                              --     82,723,213   --        82,723,213
   Russia                                                       1,470,819    108,126,694   --       109,597,513
   South Africa                                                54,130,989    348,979,608   --       403,110,597
   South Korea                                                 28,059,652    797,573,426   --       825,633,078
   Taiwan                                                      61,544,289    732,962,134   --       794,506,423
   Thailand                                                   144,825,543             --   --       144,825,543
   Turkey                                                         550,093     68,146,784   --        68,696,877
Preferred Stocks
   Brazil                                                      17,226,488    140,874,608   --       158,101,096
   Chile                                                               --        410,403   --           410,403
   Colombia                                                     5,898,310             --   --         5,898,310
Rights/Warrants
   South Korea                                                         --        169,293   --           169,293
Securities Lending Collateral                                          --    144,802,508   --       144,802,508
Futures Contracts**                                             1,298,295             --   --         1,298,295
                                                             ------------ --------------   --    --------------
Total                                                        $990,815,930 $4,308,876,673   --    $5,299,692,603
                                                             ============ ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                  SHARES     VALUE++
                                                                 --------- -----------
COMMON STOCKS -- (89.6%)
ARGENTINA -- (0.0%)
    Ferrum SA de Ceramica y Metalurgia                                   1 $         1
                                                                           -----------
BRAZIL -- (7.9%)
    AES Tiete Energia SA(BZ8W2L7)                                1,884,997   8,694,320
    AES Tiete Energia SA(BZ8W2J5)                                      878         817
    Aliansce Shopping Centers SA                                 1,034,195   4,906,780
    Alupar Investimento SA                                         971,770   5,695,168
    Arezzo Industria e Comercio SA                                 457,135   4,222,498
*   B2W Cia Digital                                              1,191,925   4,537,626
*   BR Malls Participacoes SA                                    6,271,332  29,183,447
*   Brasil Brokers Participacoes SA                              1,971,711   1,096,965
    BrasilAgro--Co. Brasileira de Propriedades Agricolas           122,700     463,503
    CETIP SA--Mercados Organizados                                 945,300  14,116,330
    Cia Brasileira de Distribuicao ADR                             109,301   2,004,580
    Cia de Saneamento de Minas Gerais-COPASA                       859,792  11,772,811
    Cia Energetica de Minas Gerais                                  96,074     295,950
    Cia Hering                                                   1,553,736   7,641,453
    Cia Paranaense de Energia                                      139,600   1,006,667
    Cia Paranaense de Energia Sponsored ADR                        127,664   1,303,449
*   Cia Siderurgica Nacional SA                                  5,120,808  18,782,297
*   Cosan Logistica SA                                              46,400      86,768
    CVC Brasil Operadora e Agencia de Viagens SA                   312,586   2,579,430
    Cyrela Brazil Realty SA Empreendimentos e Participacoes      2,823,034  11,603,634
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes                                                 41,900     127,769
    Dimed SA Distribuidora da Medicamentos                           1,100     225,971
    Direcional Engenharia SA                                     1,141,009   2,140,589
*   Duratex SA                                                   3,870,633   9,264,515
    EcoRodovias Infraestrutura e Logistica SA                    2,742,407   7,422,773
    EDP--Energias do Brasil SA                                   3,354,014  14,952,172
    Embraer SA                                                     413,427   2,361,514
    Embraer SA ADR                                                 244,133   5,580,880
    Equatorial Energia SA                                        2,114,158  38,973,334
    Estacio Participacoes SA                                     3,477,890  17,547,812
*   Eternit SA                                                   1,383,778     658,792
    Even Construtora e Incorporadora SA                          3,149,788   4,488,641
    Ez Tec Empreendimentos e Participacoes SA                      719,946   4,171,391
    Fleury SA                                                      899,506  10,844,830
    Fras-Le SA                                                      37,875      56,621
    GAEC Educacao SA                                               255,600   1,086,912
    Gafisa SA                                                    2,453,300   1,915,693
#   Gafisa SA ADR                                                1,055,947   1,615,599
*   Gol Linhas Aereas Inteligentes SA ADR                            7,677     152,237
    Grendene SA                                                    994,817   5,844,418
    Guararapes Confeccoes SA                                        86,600   1,873,162
    Helbor Empreendimentos SA                                    1,956,928   1,546,400
    Iguatemi Empresa de Shopping Centers SA                        862,737   8,162,735
*   Industria de Bebidas Antarctica Polar SA                        23,000          --
*   International Meal Co. Alimentacao SA                          628,794   1,047,322
    Iochpe Maxion SA                                               958,784   3,953,012
*   JHSF Participacoes SA                                          680,347     445,164
*   Joao Fortes Engenharia SA                                       66,552      46,465
    JSL SA                                                         681,700   2,086,787

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
BRAZIL -- (Continued)
    Kepler Weber SA                                                135,346 $   847,741
    Light SA                                                       706,107   4,406,843
    Linx SA                                                        763,536   4,371,844
    Localiza Rent a Car SA                                       1,572,075  18,388,314
*   Log-in Logistica Intermodal SA                                  34,830      43,869
*   LPS Brasil Consultoria de Imoveis SA                           492,379     715,844
    M Dias Branco SA                                               183,300   7,208,555
*   Magazine Luiza SA                                                2,100      85,284
*   Magnesita Refratarios SA                                       414,591   3,224,105
    Mahle-Metal Leve SA                                            582,076   3,929,781
    Marcopolo SA                                                    14,800      10,385
*   Marfrig Global Foods SA                                      3,988,829   8,178,741
*   Marisa Lojas SA                                                557,320   1,121,818
*   Mills Estruturas e Servicos de Engenharia SA                   966,926   1,218,447
*   Minerva SA                                                   1,356,769   5,172,417
    MRV Engenharia e Participacoes SA                            3,307,380  13,395,261
    Multiplan Empreendimentos Imobiliarios SA                      592,100  11,735,482
    Multiplus SA                                                   503,884   5,689,418
    Natura Cosmeticos SA                                           221,218   1,774,088
    Odontoprev SA                                                2,874,296  10,225,733
    Paranapanema SA                                              1,614,056     737,394
    Porto Seguro SA                                                328,343   2,738,371
    Portobello SA                                                  296,400     249,467
*   Profarma Distribuidora de Produtos Farmaceuticos SA             13,100      36,081
*   Prumo Logistica SA                                             215,478     557,626
    QGEP Participacoes SA                                        1,081,894   1,949,784
    Qualicorp SA                                                 2,351,105  15,377,497
*   Restoque Comercio e Confeccoes de Roupas SA                    862,054   1,107,928
    Rodobens Negocios Imobiliarios SA                              136,138     300,376
*   Rumo Logistica Operadora Multimodal SA                       6,787,474  16,166,675
*   Santos Brasil Participacoes SA                               2,646,940   1,797,892
    Sao Carlos Empreendimentos e Participacoes SA                   60,059     509,008
    Sao Martinho SA                                              1,927,386  12,516,488
    Ser Educacional SA                                             242,300   1,363,860
    SLC Agricola SA                                                602,513   3,139,619
    Smiles SA                                                      505,800   8,347,309
    Sonae Sierra Brasil SA                                         271,446   1,592,287
    Sul America SA                                               2,733,065  16,124,110
    T4F Entretenimento SA                                           23,200      47,119
    Technos SA                                                     221,800     284,465
    Tecnisa SA                                                   1,422,252   1,259,705
*   Tegma Gestao Logistica SA                                       11,700      34,947
    Totvs SA                                                     1,272,826  10,541,441
    TPI--Triunfo Participacoes e Investimentos SA                  264,501     251,891
    Transmissora Alianca de Energia Eletrica SA                  1,918,518  13,064,977
    Tupy SA                                                         82,900     313,598
*   Usinas Siderurgicas de Minas Gerais SA                          42,600     111,829
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao SA                                 731,587   5,564,857
    Via Varejo SA(BGSHPP4)                                         923,614   2,629,185

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
BRAZIL -- (Continued)
    Via Varejo SA(B7VY430)                                          205,862 $    212,263
                                                                            ------------
TOTAL BRAZIL                                                                 499,260,022
                                                                            ------------
CHILE -- (1.5%)
    AES Gener SA                                                    529,923      184,738
    Aguas Andinas SA Class A                                         74,530       40,479
    Banmedica SA                                                  1,766,850    3,514,067
    Besalco SA                                                    2,390,338      940,227
    CAP SA                                                          862,485    7,937,418
    Cementos BIO BIO SA                                             352,724      353,810
*   Cia Sud Americana de Vapores SA                              83,158,444    2,493,514
    Clinica LAS Condes SA                                               349       19,098
    Cristalerias de Chile SA                                        130,323    1,256,531
    Embotelladora Andina SA Class B ADR                              42,803      920,265
*   Empresa Nacional de Telecomunicaciones SA                       793,701    8,585,974
*   Empresas AquaChile SA                                         1,281,212      678,637
    Empresas Hites SA                                             1,123,113      806,585
*   Empresas La Polar SA                                          7,433,099      338,084
    Engie Energia Chile SA                                        5,715,431    9,428,999
    Enjoy SA                                                      1,143,197       83,237
    Forus SA                                                        831,953    2,655,399
    Grupo Security SA                                             2,669,469      917,796
    Inversiones Aguas Metropolitanas SA                           4,130,206    5,948,773
    Inversiones La Construccion SA                                  272,822    3,555,093
    Masisa SA                                                    15,573,604      758,292
*   Multiexport Foods SA                                          3,644,198    1,270,039
    Parque Arauco SA                                              7,598,828   18,449,511
    PAZ Corp. SA                                                  1,298,993      960,651
    Ripley Corp. SA                                               9,264,270    5,569,927
    Salfacorp SA                                                  2,505,798    1,791,356
    Sigdo Koppers SA                                                760,375      973,163
    Sociedad Matriz SAAM SA                                      35,610,494    2,860,401
    Socovesa SA                                                   2,895,998      882,304
    Sonda SA                                                      2,403,460    3,909,540
    Vina Concha y Toro SA                                         5,557,974    9,041,237
    Vina Concha y Toro SA Sponsored ADR                               2,025       66,157
                                                                            ------------
TOTAL CHILE                                                                   97,191,302
                                                                            ------------
CHINA -- (14.1%)
*   21Vianet Group, Inc. ADR                                        276,847    1,984,993
    361 Degrees International, Ltd.                               5,552,000    2,378,074
#*  500.com, Ltd. Class A ADR                                        87,359    1,171,484
*   51job, Inc. ADR                                                  31,224    1,098,460
    Agile Group Holdings, Ltd.                                   12,661,500    6,761,049
    Ajisen China Holdings, Ltd.                                   3,968,000    1,587,570
    AMVIG Holdings, Ltd.                                          2,508,000      859,753
    Anhui Expressway Co., Ltd. Class H                            2,770,000    2,056,513
*   Anton Oilfield Services Group                                10,586,000    1,573,619
*   Anxin-China Holdings, Ltd.                                   16,347,000      152,116
*   Art Group Holdings, Ltd.                                        320,000       39,129
#   Asia Cement China Holdings Corp.                              2,769,000      683,559
#*  Asian Citrus Holdings, Ltd.                                   2,314,000      134,207

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES    VALUE++
                                                                 ---------- ----------
CHINA -- (Continued)
#   Ausnutria Dairy Corp., Ltd.                                      63,000 $   24,658
*   AVIC International Holding HK, Ltd.                          10,932,000    699,603
    AVIC International Holdings, Ltd. Class H                     1,902,000  1,004,882
    AviChina Industry & Technology Co., Ltd. Class H              1,322,000    970,436
    Bank of Chongqing Co., Ltd. Class H                           2,035,000  1,751,892
*   Baofeng Modern International Holdings Co., Ltd.                 234,000     26,489
#*  Baoxin Auto Group, Ltd.                                       1,292,992    437,022
    Baoye Group Co., Ltd. Class H                                 1,758,000  1,300,246
    Beijing Capital International Airport Co., Ltd. Class H         400,000    386,969
    Beijing Capital Land, Ltd. Class H                            8,472,500  3,349,288
#*  Beijing Enterprises Environment Group, Ltd.                      55,000      9,884
*   Beijing Enterprises Medical & Health Group, Ltd.              6,894,000    376,321
    Beijing Jingneng Clean Energy Co., Ltd. Class H               9,590,000  2,853,085
#   Beijing North Star Co., Ltd. Class H                          7,178,000  2,265,192
#*  Beijing Properties Holdings, Ltd.                             5,990,000    284,871
    Beijing Urban Construction Design & Development Group Co.,
      Ltd. Class H                                                1,651,000  1,041,522
    Best Pacific International Holdings, Ltd.                     1,584,000  1,291,298
*   Besunyen Holdings Co., Ltd.                                   1,155,000     77,167
    Billion Industrial Holdings, Ltd.                                64,000     48,672
#*  Biostime International Holdings, Ltd.                         1,318,000  4,496,242
*   Bitauto Holdings, Ltd. ADR                                      126,701  2,470,670
*   Blockchain Group co., Ltd.                                    1,332,000      4,452
#   Bloomage Biotechnology Corp., Ltd.                            1,030,000  1,570,878
#   Boer Power Holdings, Ltd.                                     2,277,000    868,133
    Bosideng International Holdings, Ltd.                        19,500,000  1,701,023
#*  Boyaa Interactive International, Ltd.                         1,505,000    763,473
    Brilliant Circle Holdings International, Ltd.                   250,000     44,656
    BYD Electronic International Co., Ltd.                        4,498,315  3,608,761
    C C Land Holdings, Ltd.                                       9,611,343  2,912,201
#*  C.banner International Holdings, Ltd.                         2,711,000    802,551
    Cabbeen Fashion, Ltd.                                         1,419,000    375,997
#   Canvest Environmental Protection Group Co., Ltd.              4,097,000  2,057,938
#*  Capital Environment Holdings, Ltd.                            2,122,000     67,242
#*  CAR, Inc.                                                     4,398,000  4,228,772
    Carrianna Group Holdings Co., Ltd.                            1,855,257    181,293
    CECEP COSTIN New Materials Group, Ltd.                        4,494,000    260,643
    Central China Real Estate, Ltd.                               5,388,626  1,206,026
#   Central China Securities Co., Ltd. Class H                    6,685,000  3,398,882
    Century Sunshine Group Holdings, Ltd.                        12,725,000    482,603
*   CGN Meiya Power Holdings Co., Ltd.                            6,622,000    992,187
    Changshouhua Food Co., Ltd.                                   1,773,000    875,741
*   Changyou.com, Ltd. ADR                                           44,875  1,082,385
    Chaowei Power Holdings, Ltd.                                  4,319,000  3,551,370
*   Cheetah Mobile, Inc. ADR                                        153,233  1,513,942
*   Chigo Holding, Ltd.                                          20,666,000    286,550
#   China Aerospace International Holdings, Ltd.                 17,006,500  2,225,965
*   China Agri-Industries Holdings, Ltd.                         14,885,800  6,867,463
*   China Agri-Products Exchange, Ltd.                            2,545,000    393,121
#   China All Access Holdings, Ltd.                               5,306,000  1,628,443
    China Aluminum Cans Holdings, Ltd.                              432,000     79,962
*   China Animal Healthcare, Ltd.                                 3,671,000    461,306
#   China Animation Characters Co., Ltd.                          2,275,000  1,068,850
    China Aoyuan Property Group, Ltd.                             8,499,000  1,921,272

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
CHINA -- (Continued)
    China BlueChemical, Ltd. Class H                             11,684,000 $ 4,042,486
*   China City Infrastructure Group, Ltd.                         1,220,000      74,918
#*  China City Railway Transportation Technology Holdings Co.,
      Ltd.                                                        1,308,000     263,085
    China Communications Services Corp., Ltd. Class H            10,758,000   7,312,980
    China Creative Global Holdings, Ltd.                            150,000       6,761
*   China Datang Corp. Renewable Power Co., Ltd. Class H         14,673,000   1,300,280
*   China Daye Non-Ferrous Metals Mining, Ltd.                    2,990,000      57,944
#   China Dongxiang Group Co., Ltd.                              20,597,985   3,838,971
*   China Dredging Environment Protection Holdings, Ltd.          1,597,000      67,910
#*  China Dynamics Holdings, Ltd.                                 8,670,000     329,136
#   China Electronics Corp. Holdings Co., Ltd.                    3,084,000     608,494
*   China Electronics Optics Valley Union Holding Co., Ltd.       4,132,000     440,136
*   China Energine International Holdings, Ltd.                   3,662,000     276,335
*   China Environmental Technology and Bioenergy Holdings, Ltd.   1,620,000      30,376
    China Everbright, Ltd.                                        4,664,000   8,904,646
#*  China Fiber Optic Network System Group, Ltd.                  9,639,999     869,711
    China Financial Services Holdings, Ltd.                       6,124,000     574,480
*   China Fire Safety Enterprise Group, Ltd.                        745,000      31,085
    China Foods, Ltd.                                             6,794,000   3,063,296
    China Fordoo Holdings, Ltd.                                     386,000     387,728
*   China Glass Holdings, Ltd.                                    4,632,000     500,563
*   China Grand Pharmaceutical and Healthcare Holdings, Ltd.
      Class A                                                       516,000      99,641
    China Greenfresh Group Co., Ltd.                              1,037,000     497,734
#   China Greenland Broad Greenstate Group Co., Ltd.              4,644,000     807,130
#*  China Hanking Holdings, Ltd.                                  3,032,000     420,552
#   China Harmony New Energy Auto Holding, Ltd.                   5,579,000   2,668,990
*   China High Precision Automation Group, Ltd.                   1,289,000      38,003
*   China Huiyuan Juice Group, Ltd.                               4,929,500   1,682,590
*   China ITS Holdings Co., Ltd.                                  3,835,412     279,005
    China Jinmao Holdings Group, Ltd.                            25,826,300   7,580,638
    China Lesso Group Holdings, Ltd.                              7,387,000   5,036,860
    China Lilang, Ltd.                                            3,231,000   1,953,589
*   China Longevity Group Co., Ltd.                               1,076,350      35,652
#*  China LotSynergy Holdings, Ltd.                              27,340,000     930,097
#*  China Lumena New Materials Corp.                             14,530,000          --
#   China Machinery Engineering Corp. Class H                     5,566,000   3,582,021
#   China Maple Leaf Educational Systems, Ltd.                    3,642,000   2,193,506
#   China Medical System Holdings, Ltd.                           3,131,500   5,102,884
#   China Merchants Land, Ltd.                                    8,898,000   1,256,163
#*  China Metal Recycling Holdings, Ltd.                          2,401,686          --
#*  China Modern Dairy Holdings, Ltd.                            14,076,000   3,471,066
#   China National Building Material Co., Ltd. Class H           18,620,000  10,889,457
    China National Materials Co., Ltd. Class H                    8,021,000   2,082,948
#*  China New Town Development Co., Ltd.                         11,283,148     559,009
#   China NT Pharma Group Co., Ltd.                               4,363,500     923,544
#*  China Ocean Resources Co., Ltd.                                 537,630     580,197
*   China Oceanwide Holdings, Ltd.                                  934,000      95,991
*   China Oil & Gas Group, Ltd.                                  31,738,000   2,437,247
*   China Outfitters Holdings, Ltd.                                  24,000       1,205
*   China Overseas Grand Oceans Group, Ltd.                       6,949,500   2,314,993
*   China Packaging Holdings Development, Ltd.                      185,000      36,488
#   China Pioneer Pharma Holdings, Ltd.                           2,285,000     748,468
    China Power International Development, Ltd.                  19,290,000   6,951,672

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES    VALUE++
                                                                 ---------- ----------
CHINA -- (Continued)
#   China Power New Energy Development Co., Ltd.                  3,540,499 $2,005,291
*   China Properties Group, Ltd.                                  2,640,000    645,484
#*  China Rare Earth Holdings, Ltd.                              10,356,799    862,007
    China Resources Cement Holdings, Ltd.                        12,270,000  5,683,580
*   China Resources Phoenix Healthcare Holdings Co., Ltd.         3,464,000  4,660,373
*   China Ruifeng Renewable Energy Holdings, Ltd.                 4,572,000    517,318
    China Sanjiang Fine Chemicals Co., Ltd.                       3,493,000  1,097,736
    China SCE Property Holdings, Ltd.                             9,510,200  3,044,147
#*  China Shanshui Cement Group, Ltd.                            11,268,000  1,479,861
#*  China Shengmu Organic Milk, Ltd.                              6,066,000  1,621,976
    China Shineway Pharmaceutical Group, Ltd.                     2,378,200  2,739,122
#   China Silver Group, Ltd.                                      5,286,000    983,154
#   China Singyes Solar Technologies Holdings, Ltd.               4,032,040  1,960,040
#   China South City Holdings, Ltd.                              20,928,000  4,482,779
*   China Starch Holdings, Ltd.                                   5,040,000    110,192
    China Sunshine Paper Holdings Co., Ltd.                          80,000     15,727
#   China Suntien Green Energy Corp., Ltd. Class H               10,975,000  1,693,162
*   China Taifeng Beddings Holdings, Ltd.                         1,336,000     34,868
#   China Tian Lun Gas Holdings, Ltd.                             1,095,000  1,043,320
#   China Traditional Chinese Medii                              11,588,000  5,460,613
#   China Travel International Investment Hong Kong, Ltd.        15,263,900  4,269,702
*   China Vanadium Titano--Magnetite Mining Co., Ltd.             3,680,000    164,610
#   China Vast Industrial Urban Development Co., Ltd.               225,000     89,527
    China Water Affairs Group, Ltd.                               6,844,000  4,655,215
#*  China Water Industry Group, Ltd.                              4,296,000    828,517
    China XLX Fertiliser, Ltd.                                      114,000     40,156
#*  China Yurun Food Group, Ltd.                                  9,962,000  1,547,138
#   China ZhengTong Auto Services Holdings, Ltd.                  6,284,000  2,225,698
#   China Zhongwang Holdings, Ltd.                                8,531,200  3,766,461
#*  Chinasoft International, Ltd.                                12,224,000  5,865,930
*   Chinese People Holdings Co., Ltd.                             1,855,709     29,101
    Chongqing Machinery & Electric Co., Ltd. Class H              7,968,000    940,284
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.    2,662,000    376,646
    Chu Kong Shipping Enterprises Group Co., Ltd.                   144,000     37,294
    CIFI Holdings Group Co., Ltd.                                15,672,000  4,406,333
#   CIMC Enric Holdings, Ltd.                                     4,908,000  2,738,480
*   CITIC Dameng Holdings, Ltd.                                   3,492,000    250,409
#*  CITIC Resources Holdings, Ltd.                               17,098,600  2,499,729
#   Citychamp Watch & Jewellery Group, Ltd.                      11,676,000  2,669,939
    Clear Media, Ltd.                                               328,000    343,542
*   Coastal Greenland, Ltd.                                       5,286,000    155,291
#*  Cogobuy Group                                                 3,381,000  4,591,127
#*  Colour Life Services Group Co., Ltd.                          1,169,000    765,457
    Comba Telecom Systems Holdings, Ltd.                          8,987,338  1,695,753
*   Comtec Solar Systems Group, Ltd.                              4,958,000    223,168
    Concord New Energy Group, Ltd.                               28,974,964  1,595,507
    Consun Pharmaceutical Group, Ltd.                             2,102,000  1,021,326
*   Coolpad Group, Ltd.                                          21,096,800  2,246,530
    COSCO SHIPPING Energy Transportation Co., Ltd. Class H        4,714,000  2,605,479
    COSCO SHIPPING International Hong Kong Co., Ltd.              2,919,000  1,314,366
    COSCO SHIPPING Ports, Ltd.                                    4,371,172  4,343,762
*   Coslight Technology International Group Co., Ltd.               808,000    554,074
#   Cosmo Lady China Holdings Co., Ltd.                           3,712,000  1,134,883

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
CHINA -- (Continued)
    CP Pokphand Co., Ltd.                                        39,338,594 $ 4,599,749
    CPMC Holdings, Ltd.                                           2,672,000   1,287,829
#   CT Environmental Group, Ltd.                                 14,380,000   3,120,198
*   Da Ming International Holdings, Ltd.                            862,000     434,646
*   DaChan Food Asia, Ltd.                                        1,523,955     137,148
    Dah Chong Hong Holdings, Ltd.                                 5,784,000   2,352,879
#   Dalian Port PDA Co., Ltd. Class H                             2,640,400     456,922
*   Daphne International Holdings, Ltd.                           7,022,000     629,197
    Dawnrays Pharmaceutical Holdings, Ltd.                        3,002,943   1,829,877
#*  DBA Telecommunication Asia Holdings, Ltd.                     2,108,000      17,823
#*  Differ Group Holding Co., Ltd.                                3,704,000     351,516
#   Digital China Holdings, Ltd.                                  6,937,800   6,061,096
#   Dongfang Electric Corp., Ltd. Class H                         1,700,000   1,714,222
#   Dongjiang Environmental Co., Ltd. Class H                       529,975     899,030
*   Dongyue Group, Ltd.                                           7,432,000     492,152
    Dragon Crown Group Holdings, Ltd.                                62,000      11,672
    Dynagreen Environmental Protection Group Co., Ltd. Class H    2,605,000   1,234,985
#*  Dynasty Fine Wines Group, Ltd.                                1,614,000      56,165
#*  eHi Car Services, Ltd. Sponsored ADR                             25,901     262,377
    Embry Holdings, Ltd.                                            473,000     214,744
    EVA Precision Industrial Holdings, Ltd.                       7,474,435   1,005,785
#*  EverChina International Holdings Co., Ltd.                   12,635,000     510,771
*   Evergreen International Holdings, Ltd.                        1,208,000     139,626
*   Extrawell Pharmaceutical Holdings, Ltd.                       1,337,921      47,068
*   Fantasia Holdings Group Co., Ltd.                            12,777,000   1,588,289
    Far East Horizon, Ltd.                                        7,826,000   7,134,403
#   Feiyu Technology International Co., Ltd.                      1,636,500     243,263
    First Tractor Co., Ltd. Class H                                 965,176     603,211
*   Forgame Holdings, Ltd.                                          107,100     114,523
    Freetech Road Recycling Technology Holdings, Ltd.             2,164,000     232,107
#   Fu Shou Yuan International Group, Ltd.                        5,509,000   3,100,171
*   Fufeng Group, Ltd.                                            7,458,600   4,299,601
#*  Fuguiniao Co., Ltd. Class H                                   2,430,200     911,454
#   Fullshare Holdings, Ltd.                                     16,902,499   7,121,309
    Future Land Development Holdings, Ltd.                       11,748,000   2,648,240
#*  GCL-Poly Energy Holdings, Ltd.                               80,160,000  10,359,659
    Gemdale Properties & Investment Corp., Ltd.                   6,426,000     403,519
*   Glorious Property Holdings, Ltd.                             17,532,501   1,689,561
    Goldbond Group Holdings, Ltd.                                   210,000       7,142
#   Golden Eagle Retail Group, Ltd.                               3,432,000   4,972,250
#*  Golden Meditech Holdings, Ltd.                                8,700,789   1,382,381
    Golden Throat Holdings Group Co., Ltd.                          479,500     191,164
    Goldlion Holdings, Ltd.                                       1,705,962     679,136
#   Goldpac Group, Ltd.                                           2,097,000     604,232
#   GOME Electrical Appliances Holding, Ltd.                     84,442,000  10,509,317
    Good Friend International Holdings, Inc.                        398,667      89,289
#   Goodbaby International Holdings, Ltd.                         6,009,000   2,620,045
    Greatview Aseptic Packaging Co., Ltd.                         6,723,000   3,197,609
#*  Greenland Hong Kong Holdings, Ltd.                            5,981,000   1,328,603
#*  Greentown China Holdings, Ltd.                                5,467,648   4,494,031
*   Guangdong Land Holdings, Ltd.                                 4,600,800   1,124,395
    Guangdong Yueyun Transportation Co., Ltd. Class H             1,103,000     620,168
#   Guangzhou R&F Properties Co., Ltd. Class H                    1,484,000   1,903,367

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
CHINA -- (Continued)
*   Guodian Technology & Environment Group Corp., Ltd. Class H    4,870,000 $   343,885
    Guolian Securities Co., Ltd. Class H                            659,000     350,038
*   Haichang Ocean Park Holdings, Ltd.                            4,703,000   1,082,642
    Haitian International Holdings, Ltd.                          3,862,000   7,856,215
*   Hanergy Thin Film Power Group, Ltd.                          17,084,000      83,831
    Harbin Bank Co., Ltd. Class H                                   381,000     117,032
    Harbin Electric Co., Ltd. Class H                             4,455,413   2,218,276
#   Harmonicare Medical Holdings, Ltd.                              557,000     335,962
#*  HC International, Inc.                                          424,000     347,435
    Henderson Investment, Ltd.                                    1,078,000      90,039
#*  Hengdeli Holdings, Ltd.                                      17,125,399   2,152,758
*   Hengshi Mining Investments, Ltd.                                154,000      52,015
*   Hi Sun Technology China, Ltd.                                 7,503,000   1,228,895
*   Hidili Industry International Development, Ltd.               1,329,339      12,524
#   Hilong Holding, Ltd.                                          4,496,000   1,111,875
    Hisense Kelon Electrical Holdings Co., Ltd. Class H             354,000     321,736
*   HKC Holdings, Ltd.                                              846,577     440,119
#*  HNA Holding Group Co., Ltd.                                   4,550,000     169,276
    HNA Infrastructure Co., Ltd. Class H                            603,000     582,963
*   Honghua Group, Ltd.                                          13,372,000   1,416,525
#   Honworld Group, Ltd.                                            616,500     373,340
    Hopefluent Group Holdings, Ltd.                               1,397,670     399,637
    Hopewell Highway Infrastructure, Ltd.                         4,163,000   2,192,928
    Hopson Development Holdings, Ltd.                             4,456,000   3,920,652
#   HOSA International, Ltd.                                      4,586,000   1,573,839
#   Hua Han Health Industry Holdings, Ltd.                       25,871,698   1,325,446
    Hua Hong Semiconductor, Ltd.                                    877,000     976,234
    Huadian Fuxin Energy Corp., Ltd. Class H                     16,248,000   3,772,784
*   Huajun Holdings, Ltd.                                           112,000      10,238
    Huaneng Renewables Corp., Ltd. Class H                       23,760,000   7,373,632
*   Huiyin Smart Community Co., Ltd.                              2,206,000     201,008
    Hydoo International Holding, Ltd.                             1,884,000     161,908
#*  IMAX China Holding, Inc.                                        344,600   1,596,817
    Inner Mongolia Yitai Coal Co., Ltd. Class H                      40,000      35,137
    Inspur International, Ltd.                                    2,160,000     513,724
#   Intime Retail Group Co., Ltd.                                 9,442,000  11,651,882
*   InvesTech Holdings, Ltd.                                      1,855,000     349,007
#   Jiangnan Group, Ltd.                                          9,664,000   1,366,343
#*  JinkoSolar Holding Co., Ltd. ADR                                108,782   1,557,758
#   Joy City Property, Ltd.                                       8,442,000   1,083,617
    Ju Teng International Holdings, Ltd.                          5,266,000   1,687,510
    K Wah International Holdings, Ltd.                            2,240,000   1,118,893
*   Kai Yuan Holdings, Ltd.                                      13,400,000     146,317
#*  Kaisa Group Holdings, Ltd.                                    9,828,000     370,502
#   Kangda International Environmental Co., Ltd.                  3,672,000     890,839
*   Kasen International Holdings, Ltd.                            3,308,000     618,163
    Kingboard Chemical Holdings, Ltd.                             4,301,921  14,803,073
    Kingboard Laminates Holdings, Ltd.                            5,858,500   6,445,844
#*  Kingdee International Software Group Co., Ltd.               13,089,200   4,983,038
    Kingsoft Corp., Ltd.                                          1,655,000   3,464,876
#*  Ko Yo Chemical Group, Ltd.                                    4,280,000     112,712
#   Koradior Holdings, Ltd.                                       1,008,000   1,209,634
    KWG Property Holding, Ltd.                                   10,330,450   5,936,417

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
CHINA -- (Continued)
#*  Labixiaoxin Snacks Group, Ltd.                                1,729,000 $   133,493
    Lai Fung Holdings, Ltd.                                      28,983,012     713,554
    Le Saunda Holdings, Ltd.                                      2,049,799     431,136
    Lee & Man Chemical Co., Ltd.                                    998,785     348,478
    Lee & Man Paper Manufacturing, Ltd.                           8,847,000   7,952,350
#   Lee's Pharmaceutical Holdings, Ltd.                           1,246,000   1,090,566
    Leoch International Technology, Ltd.                            953,000     129,265
#*  Leyou Technologies Holdings, Ltd.                             8,220,000   1,699,119
*   Li Ning Co., Ltd.                                             4,085,000   2,592,308
*   Lianhua Supermarket Holdings Co., Ltd. Class H                2,474,600     887,596
*   Lifestyle China Group, Ltd.                                     232,000      54,323
#*  Lifetech Scientific Corp.                                    14,460,000   3,318,862
    Livzon Pharmaceutical Group, Inc. Class H                       511,180   2,927,370
#   Logan Property Holdings Co., Ltd.                             6,964,000   2,824,291
    Lonking Holdings, Ltd.                                       14,022,000   3,673,717
*   Loudong General Nice Resources China Holdings, Ltd.           2,769,140     161,326
#   Luye Pharma Group, Ltd.                                       9,471,000   6,257,856
*   Maanshan Iron & Steel Co., Ltd. Class H                       9,808,000   3,594,253
#*  Maoye International Holdings, Ltd.                            7,898,000     800,636
*   Microport Scientific Corp.                                    2,495,000   1,846,837
*   MIE Holdings Corp.                                            2,752,000     268,118
    MIN XIN Holdings, Ltd.                                          786,000     702,840
*   Mingfa Group International Co., Ltd.                          7,108,000     649,338
*   Mingyuan Medicare Development Co., Ltd.                       6,950,000      38,607
    Minmetals Land, Ltd.                                          7,924,000     945,271
    Minth Group, Ltd.                                             3,905,000  12,628,789
#*  MMG, Ltd.                                                    18,430,999   6,115,645
    MOBI Development Co., Ltd.                                    1,014,000     166,923
    Modern Land China Co., Ltd.                                   1,890,000     284,667
#*  Munsun Capital Group, Ltd.                                   33,634,318     985,291
#*  National Agricultural Holdings, Ltd.                          1,370,000     272,317
    Nature Home Holding Co., Ltd.                                   520,000      72,663
#   NetDragon Websoft Holdings, Ltd.                                108,044     314,416
*   New World Department Store China, Ltd.                        3,221,462     463,897
    Nexteer Automotive Group, Ltd.                                5,024,000   6,240,496
    Nine Dragons Paper Holdings, Ltd.                             6,557,000   7,546,681
#*  Noah Holdings, Ltd. ADR                                          76,826   1,778,522
#*  North Mining Shares Co., Ltd.                                69,020,000   1,534,400
#*  NQ Mobile, Inc. Class A ADR                                     191,675     730,282
#   NVC Lighting Holdings, Ltd.                                   7,392,000     892,229
*   O-Net Technologies Group, Ltd.                                1,529,000     811,692
#*  Ourgame International Holdings, Ltd.                          1,344,000     507,075
    Overseas Chinese Town Asia Holdings, Ltd.                     1,750,183     686,263
#*  Ozner Water International Holding, Ltd.                       1,194,000     284,489
#   Pacific Online, Ltd.                                          3,033,365     798,176
#   Parkson Retail Group, Ltd.                                    8,210,500     928,478
#   PAX Global Technology, Ltd.                                   5,312,000   3,701,838
*   Phoenix New Media, Ltd. ADR                                      22,411      75,973
#   Phoenix Satellite Television Holdings, Ltd.                   8,296,000   1,438,033
*   Ping An Securities Group Holdings, Ltd.                      21,300,000     248,438
#   Poly Culture Group Corp., Ltd. Class H                          428,600     966,176
#*  Poly Property Group Co., Ltd.                                16,591,000   6,452,618
#   Pou Sheng International Holdings, Ltd.                       14,373,806   3,266,579

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES      VALUE++
                                                                 ----------- -----------
CHINA -- (Continued)
    Powerlong Real Estate Holdings, Ltd.                           9,705,000 $ 2,846,121
*   Prosperity International Holdings HK, Ltd.                     9,680,000     174,043
#*  PW Medtech Group, Ltd.                                         4,922,000   1,335,141
*   Q Technology Group Co., Ltd.                                   1,891,000   1,270,722
    Qingdao Port International Co., Ltd. Class H                   1,492,000     851,011
    Qingling Motors Co., Ltd. Class H                              3,136,000   1,029,937
#   Qinhuangdao Port Co., Ltd. Class H                             2,008,500     477,359
*   Qunxing Paper Holdings Co., Ltd.                                 669,913      32,637
*   Real Gold Mining, Ltd.                                           300,500      10,186
    Real Nutriceutical Group, Ltd.                                 6,829,000     534,526
    Red Star Macalline Group Corp., Ltd. Class H                     852,000     854,904
#*  Redco Properties Group, Ltd.                                   2,794,000   1,195,541
#*  Renhe Commercial Holdings Co., Ltd.                          114,519,000   2,910,110
#*  REXLot Holdings, Ltd.                                         59,701,502   1,059,190
    Road King Infrastructure, Ltd.                                 2,030,000   1,747,671
#*  Sany Heavy Equipment International Holdings Co., Ltd.          7,290,000   1,298,061
*   Scud Group, Ltd.                                               1,876,000      47,148
#   Seaspan Corp.                                                    165,176   1,585,690
    Shandong Chenming Paper Holdings, Ltd. Class H                 1,886,000   2,155,629
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H       10,952,000   7,164,449
    Shandong Xinhua Pharmaceutical Co., Ltd. Class H                 476,000     329,337
#   Shanghai Dasheng Agricultural Finance Technology Co., Ltd.
      Class H                                                     10,832,000   1,005,531
*   Shanghai Fudan Microelectronics Group Co., Ltd. Class H          726,000     523,441
#   Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd.
      Class H                                                      1,277,000   1,027,879
    Shanghai Haohai Biological Technology Co., Ltd. Class H            9,100      43,478
    Shanghai Industrial Holdings, Ltd.                             3,132,000   8,429,104
#   Shanghai Industrial Urban Development Group, Ltd.             11,912,000   3,116,285
    Shanghai Jin Jiang International Hotels Group Co., Ltd.
      Class H                                                      7,356,000   1,971,027
    Shanghai Prime Machinery Co., Ltd. Class H                     5,106,000     947,482
*   Shanghai Zendai Property, Ltd.                                 9,680,000     153,754
    Sheen Tai Holdings Grp Co., Ltd.                               2,482,000     263,873
*   Shengli Oil & Gas Pipe Holdings, Ltd.                          2,272,500     103,465
    Shenguan Holdings Group, Ltd.                                  7,096,000     518,210
    Shenzhen Expressway Co., Ltd. Class H                          4,196,400   3,823,602
    Shenzhen International Holdings, Ltd.                          7,240,222  10,418,299
    Shenzhen Investment, Ltd.                                     22,334,874   9,081,666
#*  Shougang Concord International Enterprises Co., Ltd.          23,466,000     796,530
    Shougang Fushan Resources Group, Ltd.                         18,634,000   3,634,774
    Shui On Land, Ltd.                                            25,913,143   5,460,563
#*  Shunfeng International Clean Energy, Ltd.                      9,212,000     583,068
#   Sichuan Expressway Co., Ltd. Class H                           5,288,000   2,014,231
    Sihuan Pharmaceutical Holdings Group, Ltd.                    26,691,000   7,856,402
*   Silver Grant International Industries, Ltd.                    4,698,000     589,956
#*  Silverman Holdings, Ltd.                                       2,410,000     378,033
*   SIM Technology Group, Ltd.                                     1,050,000      43,153
#*  Sino Oil And Gas Holdings, Ltd.                               70,712,766   1,732,617
*   Sino-I Technology, Ltd.                                        3,950,000      54,543
    Sino-Ocean Group Holdings, Ltd.                                3,766,000   1,621,910
#   Sinofert Holdings, Ltd.                                       15,347,327   2,561,743
*   Sinolink Worldwide Holdings, Ltd.                             12,560,800   1,516,271
#   SinoMedia Holding, Ltd.                                        1,126,000     272,108
    Sinopec Engineering Group Co., Ltd. Class H                    1,284,000   1,042,750
#   Sinopec Kantons Holdings, Ltd.                                 5,380,000   2,628,554

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
CHINA -- (Continued)
#   Sinosoft Technology Group, Ltd.                               3,417,599 $ 1,064,119
#*  Sinotrans Shipping, Ltd.                                      5,155,586   1,055,572
    Sinotrans, Ltd. Class H                                      13,125,000   5,455,679
    Sinotruk Hong Kong, Ltd.                                      4,613,500   3,459,183
*   Skyfame Realty Holdings, Ltd.                                 1,078,000     128,612
#   Skyworth Digital Holdings, Ltd.                              12,399,447   8,178,718
#   SMI Holdings Group, Ltd.                                     27,840,066   2,607,969
#*  SOHO China, Ltd.                                             14,892,500   7,534,193
*   Sohu.com, Inc.                                                   99,903   3,963,152
*   Sound Global, Ltd.                                              494,000     123,500
#*  Sparkle Roll Group, Ltd.                                      6,040,000     534,511
    Springland International Holdings, Ltd.                       4,720,000     850,026
#*  SPT Energy Group, Inc.                                        4,970,000     492,744
*   SRE Group, Ltd.                                              26,124,346     655,764
#   SSY Group, Ltd.                                              14,173,152   4,545,974
    Suchuang Gas Corp., Ltd.                                         40,000      11,375
    Sun King Power Electronics Group                              1,436,000     282,543
#   Sunac China Holdings, Ltd.                                   13,947,000  12,389,665
#   Sunshine 100 China Holdings, Ltd.                               130,000      50,247
    Symphony Holdings, Ltd.                                       5,830,000     569,727
#   Tarena International, Inc. ADR                                   91,598   1,354,734
*   Taung Gold International, Ltd.                                3,560,000      39,715
#   TCC International Holdings, Ltd.                             10,116,647   2,441,646
    TCL Multimedia Technology Holdings, Ltd.                      3,700,510   1,710,172
#*  Tech Pro Technology Development, Ltd.                         8,466,000     188,347
#   Technovator International, Ltd.                               3,000,000   1,158,103
    Tenfu Cayman Holdings Co., Ltd.                                 216,000      72,216
#   Tenwow International Holdings, Ltd.                           3,414,000   1,006,512
    Texhong Textile Group, Ltd.                                   2,002,000   2,777,490
#   Tian An China Investment Co., Ltd.                            1,383,000     800,930
*   Tian Ge Interactive Holdings, Ltd.                               61,000      36,790
    Tian Shan Development Holdings, Ltd.                          1,742,000     742,285
    Tiande Chemical Holdings, Ltd.                                   64,000      16,083
    Tiangong International Co., Ltd.                              9,730,000   1,331,175
    Tianjin Capital Environmental Protection Group Co., Ltd.
      Class H                                                     2,544,000   1,367,452
    Tianjin Development Holdings, Ltd.                            3,822,000   2,087,896
    Tianjin Port Development Holdings, Ltd.                      11,994,800   1,860,107
#   Tianneng Power International, Ltd.                            4,938,048   4,348,368
    Tianyi Summi Holdings, Ltd.                                   4,716,000     606,058
#   Tibet Water Resources, Ltd.                                  10,780,000   4,655,938
    Time Watch Investments, Ltd.                                  1,456,000     183,582
    Tomson Group, Ltd.                                            1,309,229     526,237
    Tong Ren Tang Technologies Co., Ltd. Class H                  4,009,000   7,141,624
#   Tongda Group Holdings, Ltd.                                  19,080,000   5,331,612
    Tonly Electronics Holdings, Ltd.                                431,176     224,275
    Top Spring International Holdings, Ltd.                         383,000     125,847
*   Tou Rong Chang Fu Group, Ltd.                                 2,508,000      63,928
*   Towngas China Co., Ltd.                                       7,079,000   3,856,733
    TPV Technology, Ltd.                                          5,063,964     928,767
#   Trigiant Group, Ltd.                                          3,684,000     525,054
*   Trony Solar Holdings Co., Ltd.                                1,757,000      26,721
#   Truly International Holdings, Ltd.                            8,919,573   3,635,440
#   Uni-President China Holdings, Ltd.                            7,425,000   5,673,177

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
CHINA -- (Continued)
#*  United Energy Group, Ltd.                                    31,382,900 $  1,707,872
#*  United Photovoltaics Group, Ltd.                              2,718,000      247,101
*   Universal Health International Group Holding, Ltd.            8,086,000      342,713
#   Universal Medical Financial & Technical Advisory Services
      Co., Ltd.                                                   3,153,000    2,631,172
#*  V1 Group, Ltd.                                               21,345,600      807,897
#   Vinda International Holdings, Ltd.                              424,000      841,830
    Wanguo International Mining Group, Ltd.                         154,000       39,386
#   Wasion Group Holdings, Ltd.                                   3,374,000    1,857,494
    Weiqiao Textile Co. Class H                                   2,668,000    1,703,366
    Welling Holding, Ltd.                                         6,716,000    1,353,781
#*  West China Cement, Ltd.                                      17,434,000    2,423,198
#*  Wisdom Sports Group                                             984,000      283,664
*   Wuzhou International Holdings, Ltd.                           7,336,000      736,731
#   Xiamen International Port Co., Ltd. Class H                   7,302,000    1,422,300
#*  Xinchen China Power Holdings, Ltd.                            2,448,000      385,638
    Xingda International Holdings, Ltd.                           6,074,000    2,945,490
    Xingfa Aluminium Holdings, Ltd.                                  46,000       20,600
    Xinhua Winshare Publishing and Media Co., Ltd. Class H        2,347,103    2,095,747
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H             4,756,598      723,308
#*  Xinyi Solar Holdings, Ltd.                                   15,888,000    5,493,078
*   Xiwang Special Steel Co., Ltd.                                  369,000       51,990
    XTEP International Holdings, Ltd.                             5,155,000    2,175,201
*   Yanchang Petroleum International, Ltd.                       30,550,000      894,195
#   Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class
      H                                                             799,000    1,694,281
#   Yashili International Holdings, Ltd.                          2,335,000      491,312
    Yida China Holdings, Ltd.                                     1,148,000      295,601
#   Yingde Gases Group Co., Ltd.                                  7,124,000    4,316,901
    Yip's Chemical Holdings, Ltd.                                 1,886,000      774,521
*   Youyuan International Holdings, Ltd.                          2,937,070      749,137
*   Yuanda China Holdings, Ltd.                                  12,884,000      280,680
*   YuanShengTai Dairy Farm, Ltd.                                 4,183,000      279,365
    Yuexiu Property Co., Ltd.                                    52,334,284    7,653,389
#   Yuexiu Transport Infrastructure, Ltd.                         4,354,018    2,750,324
#   Yunnan Water Investment Co., Ltd. Class H                       592,000      303,621
    Yuzhou Properties Co., Ltd.                                  10,699,120    3,507,445
*   YY, Inc. ADR                                                    203,839    8,373,706
*   Zall Group, Ltd.                                                318,000      206,768
#   Zhaojin Mining Industry Co., Ltd. Class H                     5,499,500    4,944,673
#   Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H       1,508,400      881,815
*   Zhong An Real Estate, Ltd.                                    6,952,400      545,657
#   Zhongsheng Group Holdings, Ltd.                               3,983,000    4,951,026
    Zhuhai Holdings Investment Group, Ltd.                        1,028,000      155,919
                                                                            ------------
TOTAL CHINA                                                                  888,576,018
                                                                            ------------
COLOMBIA -- (0.2%)
    Almacenes Exito SA                                              804,239    4,289,641
    Bolsa de Valores de Colombia                                 29,054,344      218,547
    Celsia SA ESP                                                 1,232,464    1,790,913
*   Cemex Latam Holdings SA                                         951,995    3,730,187
    Constructora Conconcreto SA                                     293,150      114,263
    Corp. Financiera Colombiana SA                                   33,478      394,449
*   Empresa de Telecomunicaciones de Bogota                       3,257,689      710,627
    Interconexion Electrica SA ESP                                  110,589      399,289

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
COLOMBIA -- (Continued)
    Mineros SA                                                     102,961 $    73,223
*   Odinsa SA                                                       19,092      52,222
                                                                           -----------
TOTAL COLOMBIA                                                              11,773,361
                                                                           -----------
GREECE -- (0.3%)
    Aegean Airlines SA                                             221,351   1,583,239
    Athens Water Supply & Sewage Co. SA (The)                      125,722     726,213
    Bank of Greece                                                 142,501   1,846,969
*   Ellaktor SA                                                    909,399   1,069,793
*   Fourlis Holdings SA                                            283,268   1,334,994
*   GEK Terna Holding Real Estate Construction SA                  475,188   1,160,691
*   Hellenic Exchanges--Athens Stock Exchange SA                   503,928   2,427,998
*   Iaso SA                                                        282,999     127,014
*   Intracom Holdings SA                                           664,642     213,069
*   Intralot SA-Integrated Lottery Systems & Services              865,039   1,005,885
*   Lamda Development SA                                            92,510     425,591
*   Marfin Investment Group Holdings SA                          6,110,771     965,917
    Metka Industrial--Construction SA                              188,318   1,312,312
*   Mytilineos Holdings SA                                         339,544   2,357,691
    Piraeus Port Authority SA                                       42,172     575,738
    Sarantis SA                                                     96,712   1,078,349
    Terna Energy SA                                                257,713     772,356
                                                                           -----------
TOTAL GREECE                                                                18,983,819
                                                                           -----------
HONG KONG -- (0.0%)
    Samson Holding, Ltd.                                         2,549,000     183,361
    SITC International Holdings Co., Ltd.                        2,580,000   1,602,422
                                                                           -----------
TOTAL HONG KONG                                                              1,785,783
                                                                           -----------
HUNGARY -- (0.1%)
#*  FHB Mortgage Bank P.L.C.                                        27,009      44,667
    Magyar Telekom Telecommunications P.L.C.                     1,807,026   3,226,650
    Richter Gedeon Nyrt                                             84,933   1,829,229
                                                                           -----------
TOTAL HUNGARY                                                                5,100,546
                                                                           -----------
INDIA -- (12.5%)
*   3M India, Ltd.                                                   6,495   1,143,106
*   8K Miles Software Services, Ltd.                                25,244     227,069
    Aarti Industries                                               201,976   2,142,291
*   Aban Offshore, Ltd.                                            137,519     494,725
    Abbott India, Ltd.                                                 929      59,817
    Accelya Kale Solutions, Ltd.                                     3,300      79,284
    Adani Enterprises, Ltd.                                      1,642,031   2,114,902
*   Adani Power, Ltd.                                            6,769,452   3,633,723
*   Adani Transmissions, Ltd.                                      516,761     481,910
    Aditya Birla Nuvo, Ltd.                                        186,075   3,725,745
    Aegis Logistics, Ltd.                                        1,156,994   2,202,544
    Agro Tech Foods, Ltd.                                           62,964     456,936
*   Ahluwalia Contracts India Ltd.                                   3,424      13,878
    AIA Engineering, Ltd.                                          240,532   4,797,594
    Ajanta Pharma, Ltd.                                            316,100   7,910,687
    Akzo Nobel India, Ltd.                                          76,588   1,618,543

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
INDIA -- (Continued)
    Alembic Pharmaceuticals, Ltd.                                  578,571 $4,764,661
    Alembic, Ltd.                                                  624,014    327,034
*   Allahabad Bank                                               1,121,891  1,101,465
    Allcargo Logistics, Ltd.                                       415,386  1,081,828
*   Alok Industries, Ltd.                                        1,535,243     74,802
    Amara Raja Batteries, Ltd.                                     485,959  6,431,293
*   Amtek Auto, Ltd.                                               217,501    108,845
    Anant Raj, Ltd.                                                396,539    251,893
    Andhra Bank                                                  1,312,648    981,526
    Apar Industries, Ltd.                                          100,504    923,269
    APL Apollo Tubes, Ltd.                                           3,662     56,334
    Apollo Hospitals Enterprise, Ltd.                               60,510  1,098,518
    Apollo Tyres, Ltd.                                           2,214,640  5,883,453
*   Arvind SmartSpaces, Ltd.                                        80,757     86,063
    Arvind, Ltd.                                                 1,708,364  9,234,695
    Asahi India Glass, Ltd.                                        447,807  1,313,894
    Ashiana Housing, Ltd.                                           10,028     21,679
    Ashoka Buildcon, Ltd.                                          190,966    528,065
    Astral Polytechnik, Ltd.                                        36,826    210,398
*   AstraZeneca Pharma India, Ltd.                                   2,547     35,306
    Atul, Ltd.                                                      81,520  2,735,252
    Automotive Axles, Ltd.                                          11,656    110,469
    Bajaj Corp., Ltd.                                              391,982  2,153,517
    Bajaj Electricals, Ltd.                                        230,870    823,154
*   Bajaj Hindusthan Sugar, Ltd.                                 2,708,567    584,554
    Bajaj Holdings & Investment, Ltd.                              121,535  3,584,305
    Balkrishna Industries, Ltd.                                    260,601  4,314,698
*   Ballarpur Industries, Ltd.                                   1,005,483    228,065
    Balmer Lawrie & Co., Ltd.                                      450,809  1,488,010
    Balrampur Chini Mills, Ltd.                                  1,333,393  2,784,096
*   Bank of India                                                1,787,393  3,100,577
*   Bank Of Maharashtra                                            754,510    367,924
    Bannari Amman Sugars, Ltd.                                      14,297    419,206
    BASF India, Ltd.                                                83,644  1,608,042
    Bata India, Ltd.                                               297,663  2,100,145
    BEML, Ltd.                                                     174,674  3,113,237
    Berger Paints India, Ltd.                                    2,580,429  8,020,409
*   BF Utilities, Ltd.                                              80,023    425,201
*   Bharat Financial Inclusion, Ltd.                               367,223  3,990,474
    Bharat Forge, Ltd.                                              51,692    711,014
    Biocon, Ltd.                                                   595,447  8,867,683
    Birla Corp., Ltd.                                              160,261  1,749,209
    Bliss Gvs Pharma, Ltd.                                          94,686    205,177
    Blue Dart Express, Ltd.                                         33,643  2,157,854
    Blue Star, Ltd.                                                283,135  2,230,452
    Bodal Chemicals, Ltd.                                           63,233    122,183
    Bombay Dyeing & Manufacturing Co., Ltd.                        737,242    598,994
    Brigade Enterprises, Ltd.                                      196,245    457,858
    Camlin Fine Sciences, Ltd.                                      14,841     24,150
    Can Fin Homes, Ltd.                                             38,675  1,057,582
*   Canara Bank                                                    675,656  2,841,058
    Capital First, Ltd.                                             84,065    798,166
    Caplin Point Laboratories, Ltd.                                 49,812    310,153

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
INDIA -- (Continued)
    Carborundum Universal, Ltd.                                    352,966 $1,328,729
    Castrol India, Ltd.                                             97,764    585,669
    CCL Products India, Ltd.                                       497,702  2,208,680
    Ceat, Ltd.                                                     234,450  4,042,197
    Century Plyboards India, Ltd.                                  620,374  1,807,395
    Century Textiles & Industries, Ltd.                            465,625  5,762,907
    Cera Sanitaryware, Ltd.                                         10,139    321,916
    CESC, Ltd.                                                     681,408  7,352,374
    Chambal Fertilizers and Chemicals, Ltd.                      1,130,592  1,341,481
    Chennai Petroleum Corp., Ltd.                                  372,595  1,817,816
    Chennai Super Kings Cricket, Ltd.                            1,658,632     10,314
    Cholamandalam Investment and Finance Co., Ltd.                 204,067  3,102,055
*   Cigniti Technologies, Ltd.                                       1,895     12,265
    City Union Bank, Ltd.                                        1,434,480  3,129,440
    Clariant Chemicals India, Ltd.                                  64,107    672,717
    Coromandel International, Ltd.                                 571,426  2,657,699
*   Corp. Bank                                                   1,348,710    861,271
    Cox & Kings, Ltd.                                              741,911  2,117,354
    Credit Analysis & Research, Ltd.                                83,752  1,719,794
    CRISIL, Ltd.                                                    86,676  2,634,143
*   Crompton Greaves Consumer Electricals, Ltd.                  3,403,119  9,570,901
*   Crompton Greaves, Ltd.                                       3,403,119  3,231,056
    Cummins India, Ltd.                                                367      4,537
    Cyient, Ltd.                                                   381,412  2,581,272
    Dalmia Bharat Sugar & Industries, Ltd.                          61,206    170,240
    Dalmia Bharat, Ltd.                                            129,080  3,505,766
    DB Corp., Ltd.                                                  76,163    418,606
*   DB Realty, Ltd.                                                658,917    387,839
*   DCB Bank, Ltd.                                               1,976,005  3,440,155
    DCM Shriram, Ltd.                                              260,162  1,012,548
    Deepak Fertilisers & Petrochemicals Corp., Ltd.                242,420    891,431
    Deepak Nitrite, Ltd.                                            30,507     48,717
    Delta Corp., Ltd.                                              674,207  1,240,923
*   DEN Networks, Ltd.                                             450,304    586,173
*   Dena Bank                                                    1,251,365    653,333
    Dewan Housing Finance Corp., Ltd.                              753,744  3,184,382
    Dhanuka Agritech, Ltd.                                          18,237    186,659
*   Dish TV India, Ltd.                                          4,403,464  5,454,472
    Dishman Pharmaceuticals & Chemicals, Ltd.                      853,143  2,855,645
    DLF, Ltd.                                                      364,025    729,657
*   Dynamatic Technologies, Ltd.                                     8,543    369,932
    eClerx Services, Ltd.                                          142,822  3,176,948
    Edelweiss Financial Services, Ltd.                           2,218,226  3,596,230
*   EID Parry India, Ltd.                                          588,206  2,452,972
    EIH, Ltd.                                                      970,175  1,425,847
    Electrosteel Castings, Ltd.                                    607,641    240,072
    Elgi Equipments, Ltd.                                          272,744    765,251
    Engineers India, Ltd.                                        1,682,930  3,670,592
    Entertainment Network India, Ltd.                               66,108    757,432
*   Eros International Media, Ltd.                                 222,553    550,185
    Escorts, Ltd.                                                  754,964  4,054,610
    Essel Propack, Ltd.                                            505,957  1,803,035
    Eveready Industries India, Ltd.                                259,833    931,026

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES    VALUE++
                                                                 ---------- ----------
INDIA -- (Continued)
    Exide Industries, Ltd.                                        2,356,441 $6,822,764
    FAG Bearings India, Ltd.                                         34,462  2,006,438
    FDC, Ltd.                                                       466,632  1,462,723
    Federal Bank, Ltd.                                            8,408,191  9,418,760
*   Federal-Mogul Goetze India, Ltd.                                 74,246    539,086
    FIEM Industries, Ltd.                                             5,144     81,215
    Finolex Cables, Ltd.                                            767,545  4,959,796
    Finolex Industries, Ltd.                                        418,175  3,048,063
*   Firstsource Solutions, Ltd.                                   2,353,285  1,383,907
*   Fortis Healthcare, Ltd.                                         840,560  2,270,496
*   Future Consumer, Ltd.                                         4,053,242  1,339,820
    Future Enterprises, Ltd.                                        983,154    317,606
*   Future Retail Ltd.                                              983,154  2,512,449
    Gabriel India, Ltd.                                             572,077    922,353
    Garware Wall Ropes, Ltd.                                          1,323     11,292
    Gateway Distriparks, Ltd.                                       653,663  2,319,057
    Gati, Ltd.                                                      220,146    390,509
    Gayatri Projects, Ltd.                                           18,752    177,830
*   GE Power India, Ltd.                                            186,497  1,595,214
    GE T&D India, Ltd.                                              124,100    563,057
    Genus Power Infrastructures, Ltd.                                38,419     23,879
    Geometric, Ltd.                                                  99,046    364,508
    GHCL, Ltd.                                                      279,324  1,134,778
    GIC Housing Finance, Ltd.                                        77,845    338,043
    Gillette India, Ltd.                                             13,940    864,379
*   GMR Infrastructure, Ltd.                                     15,924,296  2,996,388
    GOCL Corp., Ltd.                                                 76,450    331,614
    Godfrey Phillips India, Ltd.                                     63,011    939,516
    Godrej Industries, Ltd.                                         419,995  2,665,796
*   Godrej Properties, Ltd.                                         530,157  2,575,255
    Granules India, Ltd.                                            680,083  1,133,407
    Graphite India, Ltd.                                            397,865    570,216
    Great Eastern Shipping Co., Ltd. (The)                          537,661  3,114,262
    Greaves Cotton, Ltd.                                            725,554  1,462,377
    Greenply Industries, Ltd.                                        42,191    161,130
    Grindwell Norton, Ltd.                                           45,754    215,792
    Gruh Finance, Ltd.                                              584,188  2,901,330
    Gujarat Alkalies & Chemicals, Ltd.                              194,312  1,070,958
    Gujarat Ambuja Exports, Ltd.                                     36,931     51,566
    Gujarat Fluorochemicals, Ltd.                                   224,424  1,578,499
    Gujarat Gas, Ltd.                                               319,983  2,696,320
    Gujarat Industries Power Co., Ltd.                              116,996    191,518
    Gujarat Mineral Development Corp., Ltd.                         803,287  1,386,415
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.            266,808    950,320
    Gujarat Pipavav Port, Ltd.                                    1,038,829  2,136,259
    Gujarat State Fertilizers & Chemicals, Ltd.                     969,096  1,545,760
    Gujarat State Petronet, Ltd.                                  1,518,170  3,408,968
    Gulf Oil Lubricants India, Ltd.                                  80,114    763,733
*   GVK Power & Infrastructure, Ltd.                              5,289,365    456,465
*   Hathway Cable & Datacom, Ltd.                                 2,039,467  1,127,835
    Havells India, Ltd.                                             381,133  2,360,577
*   HCL Infosystems, Ltd.                                           541,502    474,313
*   HEG, Ltd.                                                        36,273     94,754

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES    VALUE++
                                                                 ---------- ----------
INDIA -- (Continued)
*   HeidelbergCement India, Ltd.                                    870,658 $1,507,689
    Heritage Foods, Ltd.                                              7,424    108,354
    Hexaware Technologies, Ltd.                                   1,440,758  4,131,022
    Hikal, Ltd.                                                     103,712    354,472
*   Himachal Futuristic Communications, Ltd.                      4,767,799    975,118
    Himadri Speciality Chemical, Ltd.                               114,012     70,027
    Himatsingka Seide, Ltd.                                         239,389  1,184,759
    Hinduja Global Solutions, Ltd.                                   15,689    124,504
    Hinduja Ventures, Ltd.                                           27,826    203,727
*   Hindustan Construction Co., Ltd.                              2,667,081  1,710,323
    Hindustan Media Ventures, Ltd.                                   16,871     67,419
    Honeywell Automation India, Ltd.                                 13,522  1,893,278
*   Housing Development & Infrastructure, Ltd.                    3,661,678  3,377,895
    HSIL, Ltd.                                                      238,038  1,019,730
    HT Media, Ltd.                                                  550,399    646,567
    Huhtamaki PPL, Ltd.                                             126,615    458,810
    ICRA, Ltd.                                                        2,834    172,548
*   IDBI Bank, Ltd.                                               4,310,788  4,921,526
*   IFB Industries, Ltd.                                             28,464    219,513
    IFCI, Ltd.                                                    5,221,683  2,378,804
    Igarashi Motors India, Ltd.                                       2,312     24,992
    IIFL Holdings, Ltd.                                           1,532,495  6,641,311
    IL&FS Transportation Networks, Ltd.                             807,052  1,308,425
    India Cements, Ltd. (The)                                     1,763,985  3,784,327
*   Indiabulls Real Estate, Ltd.                                  1,742,204  1,954,328
    Indian Bank                                                     742,128  2,982,708
    Indian Hotels Co., Ltd.                                       2,977,271  4,761,209
    Indian Hume Pipe Co., Ltd.                                        7,088     37,767
*   Indian Overseas Bank                                          2,002,490    762,777
    Indo Count Industries, Ltd.                                     207,576    548,887
    Indoco Remedies, Ltd.                                           302,180  1,193,750
    Indraprastha Gas, Ltd.                                          228,271  3,156,346
    INEOS Styrolution India, Ltd.                                    23,441    209,005
    Ingersoll-Rand India, Ltd.                                       86,228    823,119
*   Inox Leisure, Ltd.                                              364,062  1,148,565
*   Inox Wind, Ltd.                                                  95,348    258,641
*   Intellect Design Arena, Ltd.                                    424,221    889,274
*   Ipca Laboratories, Ltd.                                         375,952  2,945,892
    IRB Infrastructure Developers, Ltd.                           1,582,858  5,406,969
*   ITD Cementation India, Ltd.                                     255,738    608,320
    J Kumar Infraprojects, Ltd.                                      28,792     95,337
*   Jagran Prakashan, Ltd.                                          834,371  2,244,422
    Jai Corp., Ltd.                                                 104,735    107,918
    Jain Irrigation Systems, Ltd.                                 3,123,477  4,346,355
*   Jaiprakash Associates, Ltd.                                  10,389,053  1,747,002
*   Jaiprakash Power Ventures, Ltd.                               6,493,149    473,835
    Jammu & Kashmir Bank, Ltd. (The)                              2,109,565  1,944,619
    Jamna Auto Industries, Ltd.                                      64,389    172,181
*   Jaypee Infratech, Ltd.                                        3,812,775    476,785
    JB Chemicals & Pharmaceuticals, Ltd.                            232,209  1,151,706
    JBF Industries, Ltd.                                            256,841    860,733
*   Jet Airways India, Ltd.                                         107,820    639,181
    Jindal Poly Films, Ltd.                                         130,599    650,669

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
INDIA -- (Continued)
    Jindal Saw, Ltd.                                             1,136,957 $  973,752
*   Jindal Stainless Hisar, Ltd.                                    81,601    123,198
*   Jindal Steel & Power, Ltd.                                   3,202,653  3,795,006
*   JITF Infralogistics, Ltd.                                       91,395     41,464
    JK Cement, Ltd.                                                196,644  2,099,770
    JK Lakshmi Cement, Ltd.                                        449,983  2,479,010
    JK Tyre & Industries, Ltd.                                     810,027  1,442,789
    JM Financial, Ltd.                                           2,322,187  2,356,766
    Johnson Controls-Hitachi Air Conditioning India, Ltd.           65,690  1,358,904
    JSW Energy, Ltd.                                             3,177,430  2,854,557
*   JSW Holdings, Ltd.                                              22,564    502,891
    Jubilant Foodworks, Ltd.                                       325,974  4,176,541
    Jubilant Life Sciences, Ltd.                                   505,015  5,020,244
*   Just Dial, Ltd.                                                283,534  1,524,712
    Jyothy Laboratories, Ltd.                                      421,308  2,167,465
    Kajaria Ceramics, Ltd.                                         663,898  5,659,608
    Kalpataru Power Transmission, Ltd.                             452,177  1,841,247
*   Kalyani Steels, Ltd.                                            53,806    257,285
    Kansai Nerolac Paints, Ltd.                                    460,479  2,338,070
    Karnataka Bank, Ltd. (The)                                   1,577,699  2,660,701
    Karur Vysya Bank, Ltd. (The)                                 2,359,560  2,895,257
*   Kaveri Seed Co., Ltd.                                          205,478  1,394,317
*   KAYA, Ltd.                                                       6,469     78,669
    KCP, Ltd.                                                       50,828     63,128
    KEC International, Ltd.                                        766,919  1,690,609
*   Kesoram Industries, Ltd.                                       211,137    426,200
    Kewal Kiran Clothing, Ltd.                                       1,598     40,777
    Kirloskar Brothers, Ltd.                                        13,013     43,638
    Kirloskar Oil Engines, Ltd.                                    237,370  1,157,879
    Kitex Garments, Ltd.                                            48,447    317,896
    KNR Constructions, Ltd.                                         23,421     65,043
    Kolte-Patil Developers, Ltd.                                    78,045    108,886
    KPIT Technologies, Ltd.                                      1,213,375  2,334,734
    KPR Mill, Ltd.                                                  44,564    378,810
    KRBL, Ltd.                                                     524,933  2,890,585
    KSB Pumps, Ltd.                                                 52,540    473,418
*   KSK Energy Ventures, Ltd.                                      285,569     68,267
    Kwality, Ltd.                                                  108,719    220,531
    L&T Finance Holdings, Ltd.                                   3,119,681  4,486,622
    LA Opala RG, Ltd.                                               34,869    239,082
    Lakshmi Machine Works, Ltd.                                     26,586  1,501,333
    Lakshmi Vilas Bank, Ltd. (The)                                 578,090  1,186,131
*   Lanco Infratech, Ltd.                                        5,107,406    286,262
    Linde India, Ltd.                                               18,130     95,722
    Magma Fincorp, Ltd.                                             79,915    115,836
    Maharashtra Seamless, Ltd.                                     210,955    842,295
    Mahindra & Mahindra Financial Services, Ltd.                 1,158,004  4,558,321
*   Mahindra CIE Automotive, Ltd.                                  148,244    418,626
    Mahindra Holidays & Resorts India, Ltd.                        258,111  1,602,105
    Mahindra Lifespace Developers, Ltd.                            122,860    641,116
*   Majesco, Ltd.                                                   47,137    256,957
    Manappuram Finance, Ltd.                                     2,498,905  2,904,549
*   Mangalore Refinery & Petrochemicals, Ltd.                    1,709,073  2,469,088

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
INDIA -- (Continued)
    Marksans Pharma, Ltd.                                          747,546 $  413,946
    Max Financial Services, Ltd.                                   754,963  6,338,311
*   MAX India, Ltd.                                                960,513  1,990,922
*   Max Ventures & Industries, Ltd.                                192,103    186,455
    Mayur Uniquoters, Ltd.                                          28,981    156,754
    McLeod Russel India, Ltd.                                      504,587  1,161,105
    Meghmani Organics, Ltd.                                        161,551    107,528
    Merck, Ltd.                                                     46,217    638,443
    Minda Corp., Ltd.                                               36,029     47,070
    Minda Industries, Ltd.                                          24,793    127,772
    MindTree, Ltd.                                                 789,676  5,252,410
    Mirza International, Ltd.                                       37,315     49,327
    MOIL, Ltd.                                                      99,057    513,838
    Monsanto India, Ltd.                                            47,843  1,616,367
    Motilal Oswal Financial Services, Ltd.                         106,737    876,121
    Mphasis, Ltd.                                                  584,169  4,795,623
    MPS, Ltd.                                                       31,842    309,668
    MRF, Ltd.                                                        9,818  7,443,326
    Muthoot Finance, Ltd.                                          487,665  2,229,918
*   Nagarjuna Fertilizers & Chemicals, Ltd.                        632,948    118,665
    Natco Pharma, Ltd.                                             566,543  5,779,843
    National Aluminium Co., Ltd.                                 3,303,706  3,656,990
    Nava Bharat Ventures, Ltd.                                     181,310    304,031
    Navin Fluorine International, Ltd.                               4,796    188,944
*   Navkar Corp., Ltd.                                               3,995      9,869
    Navneet Education, Ltd.                                        711,851  1,299,899
    NCC, Ltd.                                                    4,489,804  5,500,165
    Nectar Lifesciences, Ltd.                                      229,932    116,689
    NESCO, Ltd.                                                     41,255  1,259,828
*   Network 18 Media & Investments, Ltd.                           315,927    165,615
    NIIT Technologies, Ltd.                                        334,524  2,010,716
*   NIIT, Ltd.                                                     689,214    755,540
    Nilkamal, Ltd.                                                  51,025  1,240,925
    NOCIL, Ltd.                                                     63,888     70,287
    Oberoi Realty, Ltd.                                            585,186  2,729,891
    OCL India, Ltd.                                                 70,023    885,158
    Omaxe, Ltd.                                                    427,081  1,036,909
    OnMobile Global, Ltd.                                          209,843    247,050
    Orient Cement Ltd.                                             378,234    753,889
    Orient Paper & Industries, Ltd.(6660765)                       113,249    125,512
    Orient Paper & Industries, Ltd.()                                4,045        423
    Oriental Bank of Commerce                                      588,747  1,007,861
    Orissa Minerals Development Co., Ltd.                                1         33
    Page Industries, Ltd.                                           31,663  6,782,158
*   Parsvnath Developers, Ltd.                                     242,960     47,870
    PC Jeweller, Ltd.                                              461,635  2,590,944
    Persistent Systems, Ltd.                                       267,505  2,348,601
    Petronet LNG, Ltd.                                             190,459  1,049,571
    Pfizer, Ltd.                                                    89,525  2,332,368
    Phoenix Mills, Ltd. (The)                                      318,481  1,620,410
    PI Industries, Ltd.                                            437,024  5,575,697
    Piramal Enterprises, Ltd.                                        4,904    121,897
*   Polaris Consulting & Services, Ltd.                             26,690     61,863

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
INDIA -- (Continued)
    Praj Industries, Ltd.                                          612,609 $  748,207
    Prestige Estates Projects, Ltd.                                628,433  1,548,990
*   Prism Cement, Ltd.                                             645,641    872,612
    PTC India Financial Services, Ltd.                           1,650,202  1,010,585
    PTC India, Ltd.                                              2,194,305  2,723,669
    Puravankara, Ltd.                                              389,976    260,181
    PVR, Ltd.                                                      136,228  2,456,963
    Radico Khaitan, Ltd.                                           378,681    630,588
    Rain Industries, Ltd.                                        1,039,970  1,018,738
    Rajesh Exports, Ltd.                                           103,357    759,399
    Rallis India, Ltd.                                             751,784  2,552,637
    Ramco Cements, Ltd. (The)                                      573,076  5,913,612
    Ramco Industries, Ltd.                                          57,554    172,734
*   Ramco Systems, Ltd.                                             28,350    154,358
    Rashtriya Chemicals & Fertilizers, Ltd.                        274,978    234,406
    Ratnamani Metals & Tubes, Ltd.                                  48,826    476,193
*   RattanIndia Power, Ltd.                                      1,902,746    202,082
    Raymond, Ltd.                                                  255,278  1,855,597
    Redington India, Ltd.                                        1,693,602  2,561,583
*   REI Agro, Ltd.                                               1,801,465     11,811
    Relaxo Footwears, Ltd.                                          91,065    587,588
    Reliance Capital, Ltd.                                         983,665  6,531,519
*   Reliance Communications, Ltd.                                4,294,802  2,171,792
*   Reliance Defence and Engineering, Ltd.                       1,147,331  1,019,909
    Reliance Infrastructure, Ltd.                                1,046,499  7,958,205
*   Reliance Power, Ltd.                                         5,658,237  3,732,191
    Repco Home Finance, Ltd.                                       126,392  1,224,277
*   Rolta India, Ltd.                                              839,332    804,953
*   Ruchi Soya Industries, Ltd.                                    838,664    287,492
    Rural Electrification Corp., Ltd.                              216,224    454,390
    Sadbhav Engineering, Ltd.                                      369,912  1,508,496
    Sanghvi Movers, Ltd.                                            32,366    104,509
    Sanofi India, Ltd.                                              35,488  2,137,975
    Sharda Cropchem, Ltd.                                           41,653    280,521
    Shilpa Medicare, Ltd.                                           55,882    578,213
    Shilpi Cable Technologies, Ltd.                                 89,439    296,186
*   Shipping Corp. of India, Ltd.                                  975,179    962,291
    Shoppers Stop, Ltd.                                             32,032    136,011
    Shriram City Union Finance, Ltd.                                19,835    552,137
*   Shriram EPC Ltd.                                                 8,140      3,378
*   Shyam Century Ferrous, Ltd.                                    137,796     17,438
*   Sical Logistics, Ltd.                                            7,652     25,068
    Simplex Infrastructures, Ltd.                                  101,949    465,932
    Sintex Industries, Ltd.                                      3,697,541  4,584,010
*   SITI Networks, Ltd.                                          1,527,761    887,388
    SJVN, Ltd.                                                   2,898,231  1,388,205
    SKF India, Ltd.                                                128,199  2,426,713
    Skipper, Ltd.                                                    6,600     15,136
    SML ISUZU, Ltd.                                                 42,899    754,705
    Sobha, Ltd.                                                    382,591  1,470,376
    Solar Industries India, Ltd.                                   130,980  1,339,862
    Somany Ceramics, Ltd.                                            3,697     32,337
    Sona Koyo Steering Systems, Ltd.                               419,476    509,392

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
INDIA -- (Continued)
    Sonata Software, Ltd.                                          341,739 $   967,424
    South Indian Bank, Ltd. (The)                                6,588,178   2,032,662
    SREI Infrastructure Finance, Ltd.                            1,205,273   1,554,699
    SRF, Ltd.                                                      185,865   4,706,307
*   Star Ferro and Cement, Ltd.                                    137,796     194,969
    State Bank of Bikaner & Jaipur                                 146,666   1,499,003
    State Bank of Travancore                                       104,431     832,392
*   Steel Authority of India, Ltd.                               1,324,841   1,245,800
    Sterlite Technologies, Ltd.                                  1,319,184   2,424,952
    Strides Shasun, Ltd.                                           353,724   5,707,472
    Sudarshan Chemical Industries, Ltd.                             50,620     250,566
    Sun TV Network, Ltd.                                           549,097   4,270,225
    Sundaram Finance, Ltd.                                          56,255   1,143,082
    Sundaram-Clayton, Ltd.                                           3,890     183,067
    Sundram Fasteners, Ltd.                                        659,291   3,100,075
    Sunteck Realty, Ltd.                                            12,641      45,918
    Suprajit Engineering, Ltd.                                      80,335     224,397
    Supreme Industries, Ltd.                                       309,088   4,285,890
    Supreme Petrochem, Ltd.                                        124,694     493,364
    Suven Life Sciences, Ltd.                                       90,466     233,232
*   Suzlon Energy, Ltd.                                          9,681,082   2,444,700
    Swaraj Engines, Ltd.                                            16,290     340,847
    Symphony, Ltd.                                                  38,870     753,070
*   Syndicate Bank                                               1,354,916   1,339,970
    TAKE Solutions, Ltd.                                           380,390     785,784
    Tamil Nadu Newsprint & Papers, Ltd.                            173,348     863,388
    Tata Chemicals, Ltd.                                           600,945   4,839,542
    Tata Communications, Ltd.                                      758,478   7,905,245
    Tata Elxsi, Ltd.                                               134,345   2,813,794
    Tata Global Beverages, Ltd.                                  3,071,328   5,829,302
    Tata Power Co., Ltd.                                           128,002     150,205
    Tata Sponge Iron, Ltd.                                          21,337     185,964
*   Tata Teleservices Maharashtra, Ltd.                          4,512,759     405,824
*   TCI Express, Ltd.                                              123,000     550,230
    Techno Electric & Engineering Co., Ltd.                        268,955   1,411,819
    Texmaco Rail & Engineering, Ltd.                               364,781     577,375
    Thermax, Ltd.                                                  298,807   3,558,321
    Thomas Cook India, Ltd.                                         18,661      53,740
    Tide Water Oil Co India, Ltd.                                    2,875     248,546
    Time Technoplast, Ltd.                                         461,614     601,624
    Timken India, Ltd.                                             192,114   1,825,255
    Titagarh Wagons, Ltd.                                          471,257     807,160
    Torrent Pharmaceuticals, Ltd.                                    3,389      65,207
    Torrent Power, Ltd.                                          1,124,547   3,224,134
    Transport Corp. of India, Ltd.                                 245,999     594,417
    Trent, Ltd.                                                    449,150   1,577,073
*   Triveni Engineering & Industries, Ltd.                         302,068     322,497
    Triveni Turbine, Ltd.                                          530,132     938,756
    TTK Prestige, Ltd.                                              42,816   3,644,838
    Tube Investments of India, Ltd.                                521,048   4,449,981
*   TV18 Broadcast, Ltd.                                         4,850,693   2,592,162
    TVS Motor Co., Ltd.                                          2,069,745  11,789,270
    TVS Srichakra, Ltd.                                              1,310      61,909

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES      VALUE++
                                                                 ----------- ------------
INDIA -- (Continued)
*   UCO Bank                                                       1,375,491 $    697,168
    Uflex, Ltd.                                                      232,965      911,442
    UFO Moviez India, Ltd.                                            12,448       83,607
    Unichem Laboratories, Ltd.                                       348,803    1,387,655
    Union Bank of India                                            1,441,517    3,056,231
*   Unitech, Ltd.                                                 12,950,453      929,373
    UPL, Ltd.                                                        206,926    2,210,965
    V-Guard Industries, Ltd.                                         979,930    2,993,524
    VA Tech Wabag, Ltd.                                              268,108    1,923,998
    Vakrangee, Ltd.                                                  933,077    4,204,451
    Vardhman Textiles, Ltd.                                          169,995    3,157,387
    Vesuvius India, Ltd.                                               1,806       32,047
*   Videocon Industries, Ltd.                                        981,282    1,502,833
*   Vijaya Bank                                                    2,025,328    1,574,976
    Vinati Organics, Ltd.                                             28,611      311,168
    VIP Industries, Ltd.                                             788,420    1,514,845
    Voltas, Ltd.                                                   1,331,035    6,399,420
    VRL Logistics, Ltd.                                                2,756       11,685
    VST Industries, Ltd.                                              27,404      977,389
    VST Tillers Tractors, Ltd.                                         2,474       68,125
    WABCO India, Ltd.                                                 26,081    2,099,419
    Welspun Corp., Ltd.                                              803,609      993,333
*   Welspun Enterprises, Ltd.                                        411,154      379,146
    Welspun India, Ltd.                                            2,255,859    2,520,326
    Wheels India, Ltd.                                                 1,361       25,044
*   Whirlpool of India, Ltd.                                          55,388      771,594
    Wockhardt, Ltd.                                                  192,217    1,835,616
    Wonderla Holidays, Ltd.                                           13,012       71,638
    Zee Media Corp., Ltd.                                            108,284       58,971
    Zensar Technologies, Ltd.                                        123,770    1,634,064
*   Zuari Agro Chemicals, Ltd.                                        16,783       84,039
    Zydus Wellness, Ltd.                                             109,622    1,404,547
                                                                             ------------
TOTAL INDIA                                                                   787,412,803
                                                                             ------------
INDONESIA -- (3.2%)
    Ace Hardware Indonesia Tbk PT                                 55,652,000    3,103,661
    Acset Indonusa Tbk PT                                             65,000       13,536
    Adhi Karya Persero Tbk PT                                     27,024,488    4,252,827
*   Agung Podomoro Land Tbk PT                                    82,302,800    1,356,305
    AKR Corporindo Tbk PT                                          6,857,000    3,429,442
*   Alam Sutera Realty Tbk PT                                     96,434,500    2,760,557
*   Aneka Tambang Persero Tbk PT                                  99,267,938    5,951,970
    Arwana Citramulia Tbk PT                                      29,196,500    1,027,785
    Asahimas Flat Glass Tbk PT                                       983,000      489,646
    Astra Agro Lestari Tbk PT                                        564,200      666,401
    Astra Graphia Tbk PT                                           2,211,000      288,049
*   Asuransi Kresna Mitra Tbk PT                                   1,312,300       45,405
*   Bakrie and Brothers Tbk PT                                   168,801,300      632,096
*   Bakrie Telecom Tbk PT                                         74,325,398      278,320
*   Bakrieland Development Tbk PT                                 31,358,073      162,045
    Bank Bukopin Tbk                                              38,103,466    1,741,666
*   Bank Maybank Indonesia Tbk PT                                  4,251,700      112,128
*   Bank Pan Indonesia Tbk PT                                     24,277,700    1,501,169

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES      VALUE++
                                                                 ----------- -----------
INDONESIA -- (Continued)
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT          32,686,900 $ 5,633,786
    Bank Pembangunan Daerah Jawa Timur Tbk PT                     26,012,800   1,199,484
*   Bank Permata Tbk PT                                           22,093,600   1,117,019
    Bank Tabungan Negara Persero Tbk PT                           61,656,149   8,800,172
*   Bank Tabungan Pensiunan Nasional Tbk PT                          149,700      28,930
*   Barito Pacific Tbk PT                                         15,458,000   2,090,279
    Bekasi Fajar Industrial Estate Tbk PT                         41,784,600   1,045,794
*   Benakat Integra Tbk PT                                       133,672,100   1,271,599
*   Berau Coal Energy Tbk PT                                      40,089,600      46,162
*   Berlian Laju Tanker Tbk PT                                    35,106,366          --
    BISI International Tbk PT                                     16,045,700   2,168,650
    Blue Bird Tbk PT                                               1,555,700     324,014
*   Bumi Resources Tbk PT                                         70,558,100   2,632,794
*   Bumi Teknokultura Unggul Tbk PT                                5,802,100     673,658
    Catur Sentosa Adiprana Tbk PT                                  2,970,000     113,447
    Ciputra Development Tbk PT                                   107,412,620  10,622,960
*   Citra Marga Nusaphala Persada Tbk PT                          18,898,825   2,118,741
*   Clipan Finance Indonesia Tbk PT                                1,482,000      27,788
*   Darma Henwa Tbk PT                                            30,384,800     216,174
*   Davomas Abadi Tbk PT                                          11,631,700          --
*   Delta Dunia Makmur Tbk PT                                     28,612,400   1,115,398
    Dharma Satya Nusantara Tbk PT                                  2,071,600      82,994
*   Eagle High Plantations Tbk PT                                 92,719,900   2,416,339
    Elnusa Tbk PT                                                 35,029,800   1,133,886
*   Energi Mega Persada Tbk PT                                   148,295,300     910,707
    Erajaya Swasembada Tbk PT                                     12,859,100     587,698
*   Eureka Prima Jakarta Tbk PT                                   15,407,200     126,968
*   Ever Shine Textile Tbk PT                                      3,654,640      23,265
    Fajar Surya Wisesa Tbk PT                                        808,400     250,102
*   Gajah Tunggal Tbk PT                                          18,306,100   1,575,898
*   Garuda Indonesia Persero Tbk PT                               38,162,349     965,970
    Global Mediacom Tbk PT                                        47,256,600   2,124,764
*   Hanson International Tbk PT                                  297,685,000   3,388,558
*   Harum Energy Tbk PT                                            8,426,400   1,389,118
    Hexindo Adiperkasa Tbk PT                                        508,500     125,727
    Holcim Indonesia Tbk PT                                        6,836,200     460,901
    Impack Pratama Industri Tbk PT                                    38,700       2,985
    Indah Kiat Pulp & Paper Corp. Tbk PT                          22,194,700   1,737,452
*   Indika Energy Tbk PT                                          11,263,700     654,358
    Indo Tambangraya Megah Tbk PT                                  3,117,200   3,503,732
    Indomobil Sukses Internasional Tbk PT                             33,000       3,214
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT                  15,142,700     635,088
*   Inovisi Infracom Tbk PT                                        1,806,467       2,968
    Intiland Development Tbk PT                                   64,223,432   2,203,137
    Japfa Comfeed Indonesia Tbk PT                                41,464,200   5,450,234
    Jasa Marga Persero Tbk PT                                        388,402     122,851
    Jaya Real Property Tbk PT                                     10,131,400     663,982
*   Kawasan Industri Jababeka Tbk PT                             166,302,079   3,613,301
*   Krakatau Steel Persero Tbk PT                                 31,947,002   1,782,756
*   Kresna Graha Investama Tbk PT                                 14,504,600     467,016
    Link Net Tbk PT                                                3,193,800   1,196,096
*   Lippo Cikarang Tbk PT                                          4,544,400   1,695,521
    Lippo Karawaci Tbk PT                                         72,039,400   3,966,923

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ----------- ----------
INDONESIA -- (Continued)
*   Malindo Feedmill Tbk PT                                        7,226,400 $  633,233
    Matahari Putra Prima Tbk PT                                   11,653,828  1,069,227
*   Medco Energi Internasional Tbk PT                             14,762,900  1,537,715
    Media Nusantara Citra Tbk PT                                  11,504,600  1,461,323
*   Mega Manunggal Property Tbk PT                                 1,096,800     55,053
*   Mitra Adiperkasa Tbk PT                                        7,927,400  3,279,912
    Mitra Pinasthika Mustika Tbk PT                                4,326,800    256,136
*   MNC Investama Tbk PT                                         182,122,500  1,923,333
*   MNC Sky Vision Tbk PT                                          1,540,200    118,283
*   Modernland Realty Tbk PT                                      83,141,500  2,080,354
*   Multipolar Tbk PT                                             62,638,500  1,586,005
*   Multistrada Arah Sarana Tbk PT                                 6,288,800    112,345
    Nippon Indosari Corpindo Tbk PT                               18,129,200  2,145,632
*   Nirvana Development Tbk PT                                    16,367,300    102,988
*   Nusantara Infrastructure Tbk PT                              117,608,100  1,143,579
    Pabrik Kertas Tjiwi Kimia Tbk PT                               1,245,900     78,892
*   Pacific Strategic Financial Tbk PT                             7,429,000    211,430
    Pan Brothers Tbk PT                                           38,227,100  1,271,403
*   Panin Financial Tbk PT                                       180,348,000  2,419,694
    Panin Sekuritas Tbk PT                                            31,500      9,442
*   Paninvest Tbk PT                                               8,124,500    395,647
    Pembangunan Perumahan Persero Tbk PT                          22,994,014  6,186,041
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT         34,458,300  4,001,539
    PP Properti Tbk PT                                            10,387,000    988,329
    Ramayana Lestari Sentosa Tbk PT                               36,102,500  3,623,662
    Resource Alam Indonesia Tbk PT                                   491,200     64,253
    Salim Ivomas Pratama Tbk PT                                   35,161,800  1,342,607
    Samindo Resources Tbk PT                                         419,450     21,534
    Sampoerna Agro PT                                              6,143,100    918,076
    Sawit Sumbermas Sarana Tbk PT                                 30,024,700  3,642,852
*   Sekawan Intipratama Tbk PT                                     9,367,900     24,555
    Selamat Sempurna Tbk PT                                       22,056,800  1,460,816
    Semen Baturaja Persero Tbk PT                                 26,447,700  4,755,297
*   Sentul City Tbk PT                                           270,892,300  1,826,422
*   Sigmagold Inti Perkasa Tbk PT                                  2,097,600     12,707
*   Siloam International Hospitals Tbk PT                          2,983,500  2,640,251
*   Sinar Mas Agro Resources & Technology Tbk PT                   1,037,460    318,350
    Sri Rejeki Isman Tbk PT                                      113,489,931  1,973,478
    Steel Pipe Industry of Indonesia PT                            5,809,800    103,540
*   Sugih Energy Tbk PT                                          162,320,200    705,079
    Summarecon Agung Tbk PT                                       42,002,564  4,124,286
*   Surabaya Agung Industri Pulp & Kertas Tbk PT                      64,500         --
*   Surya Dumai Industries Tbk                                     3,298,500         --
    Surya Semesta Internusa Tbk PT                                41,987,600  1,997,752
*   Suryainti Permata Tbk PT                                       7,252,000         --
    Tambang Batubara Bukit Asam Persero Tbk PT                     5,334,000  4,638,669
    Tempo Scan Pacific Tbk PT                                      1,314,400    182,496
*   Texmaco Jaya Tbk PT                                               93,000         --
*   Tiga Pilar Sejahtera Food Tbk                                 20,125,200  2,373,620
    Timah Persero Tbk PT                                          33,098,714  2,406,086
    Tiphone Mobile Indonesia Tbk PT                               21,865,700  1,441,308
    Total Bangun Persada Tbk PT                                   16,233,300    936,361
    Tower Bersama Infrastructure Tbk PT                            2,093,900    776,207

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
INDONESIA -- (Continued)
*   Trada Maritime Tbk PT                                         8,750,800 $    125,828
    Trias Sentosa Tbk PT                                         34,049,500      776,987
*   Trimegah Sekuritas IndonesiaTbk PT                            1,374,300        7,297
*   Truba Alam Manunggal Engineering PT                          21,316,500       12,772
    Tunas Baru Lampung Tbk PT                                    16,829,400    1,449,491
    Tunas Ridean Tbk PT                                          12,965,700    1,310,994
*   Ultrajaya Milk Industry & Trading Co. Tbk PT                  3,657,400    1,203,177
*   Unggul Indah Cahaya Tbk PT                                       48,239        9,052
*   Vale Indonesia Tbk PT                                        17,738,100    3,148,396
*   Visi Media Asia Tbk PT                                       55,056,100    1,377,787
    Wijaya Karya Beton Tbk PT                                    17,946,100    1,109,214
    Wijaya Karya Persero Tbk PT                                  27,871,707    5,366,824
*   XL Axiata Tbk PT                                              4,586,600      999,972
                                                                            ------------
TOTAL INDONESIA                                                              204,599,956
                                                                            ------------
MALAYSIA -- (3.6%)
#   7-Eleven Malaysia Holdings Bhd Class B                        1,038,700      354,245
#   Aeon Co. M Bhd                                                4,094,700    2,188,295
#   Aeon Credit Service M Bhd                                       165,300      583,301
    Affin Holdings Bhd                                            1,512,020      832,879
    AirAsia Bhd                                                   6,572,400    3,783,386
#*  AirAsia X Bhd                                                 9,543,100      871,691
    Ajinomoto Malaysia Bhd                                           15,200       48,460
#*  Alam Maritim Resources Bhd                                    3,698,500      221,157
    Alliance Financial Group Bhd                                  1,283,000    1,089,367
    Allianz Malaysia Bhd                                             72,200      176,156
    Amway Malaysia Holdings Bhd                                     392,700      662,246
#   Ann Joo Resources Bhd                                           787,050      424,690
*   Anson Perdana Bhd                                                10,000           --
    APM Automotive Holdings Bhd                                     256,900      197,694
*   Barakah Offshore Petroleum Bhd                                1,884,200      276,155
    Benalec Holdings Bhd                                          6,077,100      624,039
    Berjaya Assets Bhd                                              848,300      165,135
    Berjaya Corp. Bhd                                            26,842,727    2,299,615
    Berjaya Food Bhd                                                152,600       60,054
*   Berjaya Land Bhd                                              3,734,000      518,959
#   Berjaya Sports Toto Bhd                                       2,900,667    1,918,879
    Bermaz Auto Bhd                                               4,053,800    1,923,049
    BIMB Holdings Bhd                                             1,228,408    1,190,073
    Bina Darulaman Bhd                                              195,000       29,708
    Bintulu Port Holdings Bhd                                        25,900       36,802
    Bonia Corp. Bhd                                               1,427,000      188,152
#   Boustead Holdings Bhd                                         2,392,428    1,447,717
    Boustead Plantations Bhd                                        587,800      223,116
#*  Bumi Armada Bhd                                              13,382,700    1,843,510
#   Bursa Malaysia Bhd                                            3,716,000    7,454,307
#   Cahya Mata Sarawak Bhd                                        3,362,500    3,119,226
    Can-One Bhd                                                     435,800      329,755
    Carlsberg Brewery Malaysia Bhd Class B                        1,145,600    3,613,033
    Carotech Bhd                                                    230,650          208
    CB Industrial Product Holding Bhd                             2,940,340    1,342,220
    Chin Teck Plantations Bhd                                        33,000       59,565
    Coastal Contracts Bhd                                         2,541,666      820,816

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES    VALUE++
                                                                 ---------- ----------
MALAYSIA -- (Continued)
    Crescendo Corp. Bhd                                              19,900 $    6,790
    CSC Steel Holdings Bhd                                          555,500    267,187
    Cypark Resources Bhd                                          1,224,900    620,246
*   D&O Green Technologies Bhd                                      149,900     10,835
    Daibochi Plastic & Packaging Industry Bhd                       110,880     56,575
#   Datasonic Group Bhd                                           3,340,500    875,468
*   Datuk Keramik Holdings Bhd                                       24,000         --
*   Daya Materials Bhd                                            9,701,600    143,109
#*  Dayang Enterprise Holdings Bhd                                2,789,596    674,544
#*  Destinii Bhd                                                    663,500    103,325
    DKSH Holdings Malaysia Bhd                                      119,000    122,525
#   DRB-Hicom Bhd                                                 8,097,000  2,139,494
    Dutch Lady Milk Industries Bhd                                  135,500  1,671,186
#   Eastern & Oriental Bhd                                        7,183,747  2,724,379
*   Eco World Development Group Bhd                               3,482,900  1,148,235
#   Econpile Holldings Bhd                                          813,100    367,424
#   Ekovest Bhd                                                     509,300    305,672
#   Evergreen Fibreboard Bhd                                      5,768,450  1,225,042
    FAR East Holdings Bhd                                            61,500    115,200
    Felda Global Ventures Holdings Bhd                            7,095,300  2,960,801
*   Fountain View Development Bhd                                   808,200         --
    Gadang Holdings Bhd                                           1,615,500    401,677
    Gas Malaysia Bhd                                                640,000    391,916
    George Kent Malaysia Bhd                                      1,027,300    703,350
#   Globetronics Technology Bhd                                   1,817,860  1,703,525
    Glomac Bhd                                                    2,854,800    451,245
*   Golden Plus Holding Bhd                                         216,000         --
    Goldis Bhd                                                      604,277    321,993
    GuocoLand Malaysia Bhd                                        1,535,500    408,927
    Hai-O Enterprise Bhd                                            716,280    694,491
#   HAP Seng Consolidated Bhd                                     1,961,540  3,851,902
    Hap Seng Plantations Holdings Bhd                             1,574,900    953,762
#   Heineken Malaysia Bhd                                           871,100  3,123,947
#   HeveaBoard Bhd                                                  454,400    149,870
    Hiap Teck Venture Bhd                                           999,700     66,591
*   Hibiscus Petroleum Bhd                                        4,451,000    472,057
    Hock Seng LEE BHD                                             1,539,316    566,162
#   Hong Leong Industries Bhd                                       707,800  1,539,692
    Hovid Bhd                                                     3,670,800    247,578
    Hua Yang Bhd                                                  1,953,866    485,294
    Hume Industries Bhd                                             281,872    167,057
    Hup Seng Industries Bhd                                       1,433,633    375,851
    I-Bhd                                                         2,682,700    363,096
    IFCA MSC Bhd                                                    203,100     17,434
    IJM Plantations Bhd                                           1,706,600  1,326,979
    Inari Amertron Bhd                                            7,683,730  3,087,749
    Inch Kenneth Kajang Rubber P.L.C.                             1,045,300    163,057
    Insas Bhd                                                     4,920,381    889,387
*   Iris Corp. Bhd                                               12,373,200    335,606
*   Iskandar Waterfront City Bhd                                  3,063,100    622,625
*   JAKS Resources Bhd                                            3,430,900    998,886
    Jaya Tiasa Holdings Bhd                                       2,856,827    883,858
#   JCY International Bhd                                         3,967,600    555,556

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES    VALUE++
                                                                 ---------- ----------
MALAYSIA -- (Continued)
#   Karex Bhd                                                     1,586,049 $  862,797
    Keck Seng Malaysia Bhd                                          847,250    922,349
*   Kenanga Investment Bank Bhd                                   1,871,360    196,452
    Kian JOO CAN Factory Bhd                                      1,818,380  1,231,972
    Kim Loong Resources Bhd                                         308,960    239,268
#   Kimlun Corp. Bhd                                                684,174    326,199
#*  KNM Group Bhd                                                15,723,580  1,225,136
    Kossan Rubber Industries                                      3,997,500  6,021,279
#   KPJ Healthcare Bhd                                            6,373,925  6,042,701
    Kretam Holdings Bhd                                           3,550,900    433,100
#*  KSL Holdings Bhd                                              5,271,318  1,214,005
    Kumpulan Fima Bhd                                               880,850    350,093
    Kumpulan Perangsang Selangor Bhd                              2,341,100    646,790
*   Kwantas Corp. Bhd                                               365,300    123,357
    Lafarge Malaysia Bhd                                             43,400     67,649
    Land & General Bhd                                            8,367,600    623,177
*   Landmarks Bhd                                                 1,775,200    304,710
#   LBS Bina Group Bhd                                            2,662,400  1,082,397
#   Lingkaran Trans Kota Holdings Bhd                             1,102,100  1,467,933
#   LPI Capital Bhd                                                 218,970    846,090
    Magni-Tech Industries Bhd                                        23,600     25,557
#   Magnum Bhd                                                    4,584,300  2,225,395
    Mah Sing Group Bhd                                           12,758,187  4,288,917
    Malakoff Corp. Bhd                                              202,700     58,582
    Malayan Flour Mills Bhd                                       1,751,450    560,756
    Malaysia Building Society Bhd                                 8,705,162  2,162,129
#*  Malaysia Marine and Heavy Engineering Holdings Bhd            3,177,300    717,430
#*  Malaysian Bulk Carriers Bhd                                   2,893,200    477,886
#   Malaysian Pacific Industries Bhd                                782,313  1,441,866
#   Malaysian Resources Corp. Bhd                                10,891,349  3,516,722
    Malton Bhd                                                      930,100    155,591
*   Mancon Bhd                                                       12,000         --
    Matrix Concepts Holdings Bhd                                  2,150,067  1,169,529
#   MBM Resources Bhd                                             1,460,796    814,216
    Media Chinese International, Ltd.                             3,771,300    546,497
    Media Prima Bhd                                               7,408,203  1,706,168
    Mega First Corp. Bhd                                            778,900    477,180
*   Mems Technology Bhd                                           1,917,000         --
#   Mitrajaya Holdings Bhd                                        2,130,500    611,154
    MK Land Holdings Bhd                                          3,019,200    197,590
#   MKH Bhd                                                       1,745,990  1,166,758
    MMC Corp. Bhd                                                   460,000    242,515
*   MNRB Holdings Bhd                                             1,233,750    659,193
#*  MPHB Capital Bhd                                              1,307,600    389,470
*   Mudajaya Group Bhd                                            2,123,966    402,966
    Muhibbah Engineering M Bhd                                    3,331,650  1,775,981
#*  Mulpha International Bhd                                     15,624,800    793,988
#   My EG Services Bhd                                           18,415,499  6,611,204
*   Naim Holdings Bhd                                             1,751,900    628,661
*   Nikko Electronics Bhd                                            36,600         --
    NTPM Holdings Bhd                                               640,000    123,161
    OCK Group Bhd                                                 1,495,900    266,815
    Oldtown Bhd                                                   2,106,250    897,568

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES    VALUE++
                                                                 ---------- ----------
MALAYSIA -- (Continued)
    Oriental Holdings Bhd                                           240,900 $  369,969
#   OSK Holdings Bhd                                              5,407,570  1,710,047
    Pacific & Orient Bhd                                            205,000     58,791
    Padini Holdings Bhd                                           4,245,300  2,340,523
    Panasonic Manufacturing Malaysia Bhd                            157,684  1,118,990
*   Panglobal Bhd                                                    14,000         --
    Pantech Group Holdings Bhd                                    2,022,130    207,780
    Paramount Corp. Bhd                                             410,525    145,400
#*  Parkson Holdings Bhd                                          4,624,147    657,771
*   Perisai Petroleum Teknologi Bhd                               3,803,100     59,905
#   PESTECH International Bhd                                     1,002,100    373,233
    Petron Malaysia Refining & Marketing Bhd                         28,100     28,144
    Pharmaniaga Bhd                                                 709,060    805,397
    Pie Industrial Bhd                                              932,100    380,508
    Pos Malaysia Bhd                                              3,078,300  2,796,134
    Power Root Bhd                                                  189,500     97,158
#   Press Metal Bhd                                              10,714,760  4,963,789
#   Prestariang Bhd                                               1,270,000    622,112
*   Prime Utilities Bhd                                               3,000         --
    Protasco Bhd                                                  2,491,250    670,309
#*  Puncak Niaga Holdings Bhd                                     1,671,020    348,223
#   QL Resources Bhd                                              3,975,130  3,941,548
#*  Rimbunan Sawit Bhd                                            3,667,900    434,869
    Salcon Bhd                                                    6,443,600    829,992
    Sam Engineering & Equipment M Bhd                                29,900     37,684
    Sarawak Cable Bhd                                               311,300     74,466
    Sarawak Oil Palms Bhd                                           812,504    710,092
    Scicom MSC Bhd                                                   24,100     11,979
#   Scientex Bhd                                                  1,593,924  2,514,778
*   Scomi Energy Services Bhd                                       355,500     17,667
*   Scomi Group Bhd                                               8,219,000    287,636
*   SEG International Bhd                                            85,100     21,726
    Selangor Dredging Bhd                                         1,118,200    214,159
    Selangor Properties Bhd                                         217,400    218,613
    Shangri-La Hotels Malaysia Bhd                                  418,700    488,326
*   Shell Refining Co. Federation of Malaya Bhd                      24,000     15,283
    SHL Consolidated Bhd                                            246,000    158,320
#   SKP Resources Bhd                                             2,102,400    626,861
    Star Publications Group Bhd                                   2,042,700  1,060,747
#*  Sumatec Resources Bhd                                         9,919,300    167,991
    Sunway Bhd                                                    3,713,160  2,546,523
    Sunway Construction Group Bhd                                   775,136    297,247
#   Supermax Corp. Bhd                                            4,965,100  2,340,681
    Suria Capital Holdings Bhd                                      699,800    320,043
    Syarikat Takaful Malaysia Bhd                                 2,624,300  2,466,078
    Symphony Life Bhd                                               439,187     65,939
#   Ta Ann Holdings Bhd                                           1,719,789  1,584,017
    TA Enterprise Bhd                                            10,182,800  1,128,030
    TA Global Bhd                                                 9,813,240    598,901
*   Talam Transform Bhd                                           5,646,800     50,873
#   Taliworks Corp. Bhd                                           1,781,850    589,593
#   Tambun Indah Land Bhd                                         1,602,800    503,116
#   TAN Chong Motor Holdings Bhd                                  1,992,000    763,265

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
MALAYSIA -- (Continued)
*   Tanjung Offshore Bhd                                            130,000 $      9,704
    Tasek Corp. Bhd                                                  86,800      246,071
#   TDM Bhd                                                       7,854,400    1,383,591
#*  TH Plantations Bhd                                            1,665,860      432,541
#   Time dotCom Bhd                                               2,063,588    3,728,996
    Tiong NAM Logistics Holdings                                  1,707,100      608,913
    TMC Life Sciences Bhd                                           356,400       76,119
#   Top Glove Corp. Bhd                                           4,558,020    5,357,687
    Tropicana Corp. Bhd                                           4,337,446      974,921
#   TSH Resources Bhd                                             4,162,900    1,785,381
#   Tune Protect Group Bhd                                        3,746,900    1,193,692
    Uchi Technologies Bhd                                         1,822,000      728,130
#   UEM Edgenta Bhd                                               3,039,400    2,221,215
#   UEM Sunrise Bhd                                              10,750,100    2,670,624
    UMW Holdings Bhd                                                315,000      401,739
#*  UMW Oil & Gas Corp. Bhd                                       5,300,100      837,617
    Unisem M Bhd                                                  3,906,890    2,223,118
    United Malacca Bhd                                              396,150      518,805
    United Plantations Bhd                                          435,200    2,700,134
    United U-Li Corp. Bhd                                           613,900      608,273
#   UOA Development Bhd                                           4,529,300    2,481,867
#*  Uzma Bhd                                                        900,800      335,615
    ViTrox Corp. Bhd                                                 13,200       11,295
*   Vivocom International Holdings Bhd                            2,415,100       84,557
#   VS Industry Bhd                                               6,036,230    2,042,919
#   Wah Seong Corp. Bhd                                           2,769,369      512,933
*   WCE Holdings Bhd                                                406,000      105,421
#   WCT Holdings Bhd                                              7,661,399    3,166,639
    Wellcall Holdings Bhd                                         1,993,800      882,399
    Wing Tai Malaysia Bhd                                         1,065,150      248,806
    WTK Holdings Bhd                                              2,634,100      594,818
    Yinson Holdings Bhd                                           2,135,100    1,499,687
*   YNH Property Bhd                                              3,632,788    1,239,821
*   YTL Land & Development Bhd                                    1,028,200      133,266
    Zhulian Corp. Bhd                                               747,533      244,218
                                                                            ------------
TOTAL MALAYSIA                                                               227,248,474
                                                                            ------------
MEXICO -- (2.7%)
    Alpek S.A.B. de C.V.                                          3,571,730    4,110,654
#   Alsea S.A.B. de C.V.                                          5,987,181   17,329,765
#*  Axtel S.A.B. de C.V.                                          7,758,264    1,372,815
#   Banregio Grupo Financiero S.A.B. de C.V.                      2,231,384   12,324,589
*   Bio Pappel S.A.B. de C.V.                                       500,354      549,217
#   Bolsa Mexicana de Valores S.A.B. de C.V.                      4,781,519    6,511,863
    Consorcio ARA S.A.B. de C.V. Series *                         8,857,727    2,833,147
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR           205,047    2,782,488
#*  Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A     1,665,333    2,257,605
*   Corp Interamericana de Entretenimiento S.A.B. de C.V. Class
      B                                                             960,372      741,918
    Corp. Actinver S.A.B. de C.V.                                   187,852      110,801
#   Corp. Inmobiliaria Vesta S.A.B. de C.V.                       5,082,444    5,590,969
*   Corp. Mexicana de Restaurantes S.A.B. de C.V.                     1,323          508
    Corp. Moctezuma S.A.B. de C.V. Series *                         861,300    2,339,782
    Corporativo Fragua S.A.B. de C.V.                                     3           35

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
MEXICO -- (Continued)
#*  Corporativo GBM S.A.B. de C.V.                                   22,477 $    15,041
#   Credito Real S.A.B. de C.V. SOFOM ER                          1,265,645   1,799,524
    Cydsa S.A.B. de C.V.                                              3,875       4,365
*   Desarrolladora Homex S.A.B. de C.V.                             297,848      15,711
*   Empaques Ponderosa S.A. de C.V.                                 206,000          --
#*  Empresas ICA S.A.B. de C.V.                                   3,471,068     461,067
*   Financiera Independencia S.A.B. de C.V. SOFOM ENR                62,171       9,555
#*  Genomma Lab Internacional S.A.B. de C.V. Class B              7,533,299   7,846,321
#   Gentera S.A.B. de C.V.                                        7,327,998  10,700,244
#*  Grupo Aeromexico S.A.B. de C.V.                               2,942,421   5,480,309
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.           2,160,529   9,216,710
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR                 408      31,547
    Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B           90,703   1,316,995
    Grupo Cementos de Chihuahua S.A.B. de C.V.                      818,100   3,726,928
#   Grupo Comercial Chedraui S.A. de C.V.                         2,709,861   4,999,082
#   Grupo Elektra S.A.B. de C.V.                                     15,341     197,891
#*  Grupo Famsa S.A.B. de C.V. Class A                            2,699,175     900,868
#   Grupo Financiero Interacciones SA de C.V. Class O               711,998   2,710,601
#   Grupo Herdez S.A.B. de C.V. Series *                          2,042,199   3,628,334
    Grupo Industrial Maseca S.A.B. de C.V. Class B                  592,181     686,928
    Grupo Industrial Saltillo S.A.B. de C.V.                        280,066     470,056
    Grupo KUO S.A.B. de C.V. Series B                               758,658   1,200,552
*   Grupo Pochteca S.A.B. de C.V.                                   585,177     258,164
*   Grupo Posadas S.A.B. de C.V.                                    198,900     438,746
*   Grupo Qumma SA de C.V. Series B                                 105,334          --
#   Grupo Rotoplas S.A.B. de C.V.                                    77,247      95,904
    Grupo Sanborns S.A.B. de C.V.                                   560,303     558,866
*   Grupo Simec S.A.B. de C.V. Series B                           1,579,651   7,287,900
*   Grupo Simec S.A.B. de C.V. Sponsored ADR                          4,280      59,064
*   Grupo Sports World S.A.B. de C.V.                               583,706     445,054
#*  Hoteles City Express S.A.B. de C.V.                             896,444     787,105
#   Industrias Bachoco S.A.B. de C.V. Series B                    1,340,394   5,201,913
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR                  36,780   1,707,695
#*  Industrias CH S.A.B. de C.V. Series B                         2,270,116  14,369,545
#*  La Comer S.A.B. de C.V.                                       1,431,154   1,015,709
#*  Maxcom Telecomunicaciones S.A.B. de C.V.                        201,450      69,071
    Megacable Holdings S.A.B. de C.V.                             1,584,105   5,013,591
#*  Minera Frisco S.A.B. de C.V. Class A1                         2,018,555   1,654,260
    OHL Mexico S.A.B. de C.V.                                     4,618,649   4,360,956
#   Organizacion Cultiba S.A.B. de C.V.                           1,165,725   1,121,368
    Qualitas Controladora S.A.B. de C.V.                          1,204,856   1,813,625
#   Rassini S.A.B. de C.V.                                          179,382     661,839
    Rassini S.A.B. De C.V. Class A                                   40,216      74,247
*   Sanluis Corp. S.A.B. de C.V.                                      4,642          --
*   Sanluis Corp. S.A.B. de C.V. Class B                              4,642          --
*   Sanluis Rassini S.A.P.I. de C.V. Series A                         3,300          --
*   Savia SA Class A                                                610,700          --
#*  Telesites S.A.B. de C.V.                                      2,188,344   1,284,453
#   TV Azteca S.A.B. de C.V.                                     11,953,920   1,903,134

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES      VALUE++
                                                                 ----------- ------------
MEXICO -- (Continued)
    Vitro S.A.B. de C.V. Series A                                    901,053 $  2,808,567
                                                                             ------------
TOTAL MEXICO                                                                  167,265,561
                                                                             ------------
PHILIPPINES -- (1.5%)
    A Soriano Corp.                                                3,430,211      426,035
    ACR Mining Corp.                                                  48,205        3,251
    Alsons Consolidated Resources, Inc.                            7,605,000      229,152
*   Atlas Consolidated Mining & Development Corp.                  6,148,000      657,043
    Belle Corp.                                                   37,835,400    2,465,038
*   Bloomberry Resorts Corp.                                      17,660,300    2,749,262
    Cebu Air, Inc.                                                 1,956,390    3,733,557
    Cebu Holdings, Inc.                                            3,291,900      335,137
    Century Pacific Food, Inc.                                     3,246,000    1,068,878
    Century Properties Group, Inc.                                26,261,151      284,933
    China Banking Corp.                                            1,189,108      919,801
    Cirtek Holdings Philippines Corp.                                393,700      180,476
    COL Financial Group, Inc.                                        130,900       42,554
    Cosco Capital, Inc.                                           13,645,100    2,517,798
    D&L Industries, Inc.                                          32,518,100    8,038,731
*   DoubleDragon Properties Corp.                                  1,516,600    1,571,944
    East West Banking Corp.                                        2,042,600      818,523
    EEI Corp.                                                      3,744,700      584,053
    Emperador, Inc.                                                1,216,300      170,130
*   Empire East Land Holdings, Inc.                               19,893,000      291,949
    Energy Development Corp.                                      10,387,400    1,139,783
    Filinvest Development Corp.                                    3,314,322      533,567
    Filinvest Land, Inc.                                         124,010,577    4,038,170
    First Gen Corp.                                               12,765,900    5,752,278
    First Philippine Holdings Corp.                                2,457,480    3,506,440
*   Global Ferronickel Holdings, Inc.                              5,257,667      299,408
    Holcim Philippines, Inc.                                          80,600       26,888
    Integrated Micro-Electronics, Inc.                               151,300       18,609
    Leisure & Resorts World Corp.                                  4,437,640      367,358
*   Lepanto Consolidated Mining Co.                               43,735,455      186,608
    Lopez Holdings Corp.                                          21,464,100    3,415,842
    Manila Water Co., Inc.                                        10,091,500    6,121,980
    Max's Group, Inc.                                                823,600      446,757
*   Megawide Construction Corp.                                    3,514,808    1,056,573
*   Melco Crown Philippines Resorts Corp.                         13,328,700    1,287,577
*   Metro Pacific Corp. Series A                                   1,827,193           --
    Nickel Asia Corp.                                              4,890,800      668,337
    Pepsi-Cola Products Philippines, Inc.                         11,120,900      731,150
    Petron Corp.                                                  14,400,300    2,688,441
    Philex Mining Corp.                                            1,885,300      350,071
    Philippine National Bank                                       2,081,455    2,280,152
*   Philippine National Construction Corp.                           173,000        3,195
    Philippine Savings Bank                                          356,863      647,282
    Philippine Stock Exchange, Inc. (The)                            121,592      583,967
*   Philippine Townships, Inc.                                       318,732           --
*   Philtown Properties, Inc.                                        111,562           --
    Philweb Corp.                                                  3,420,840      671,986
    Phinma Corp.                                                     131,349       30,296
    Phinma Energy Corp.                                           13,642,000      619,622

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
PHILIPPINES -- (Continued)
    Phoenix Petroleum Philippines, Inc.                             814,680 $   106,758
    Premium Leisure Corp.                                        29,134,000     837,945
    Puregold Price Club, Inc.                                     4,655,100   4,042,745
    RFM Corp.                                                     8,856,668     879,252
    Rizal Commercial Banking Corp.                                3,141,580   2,283,754
    Robinsons Land Corp.                                          9,702,505   4,898,277
    Robinsons Retail Holdings, Inc.                                 787,360   1,250,255
    San Miguel Pure Foods Co., Inc.                                  93,790     480,578
    Security Bank Corp.                                           1,550,048   6,645,058
*   SSI Group, Inc.                                               3,272,000     172,438
    Travellers International Hotel Group, Inc.                    5,126,000     336,560
    Union Bank of the Philippines                                 1,379,931   2,173,767
*   Universal Rightfield Property Holdings                        1,062,000          --
*   Victorias Milling Co., Inc.                                     231,600      20,416
    Vista Land & Lifescapes, Inc.                                48,988,400   4,992,996
    Xurpas, Inc.                                                  2,518,900     425,364
                                                                            -----------
TOTAL PHILIPPINES                                                            94,106,745
                                                                            -----------
POLAND -- (1.8%)
    AB SA                                                             1,082       9,766
#   Action SA                                                        26,708      29,521
    Agora SA                                                        276,756     928,780
*   Alior Bank SA                                                    91,267   1,392,282
    Amica SA                                                         26,540   1,240,222
    Apator SA                                                        59,663     499,848
    Asseco Poland SA                                                644,830   9,263,996
#*  Bioton SA                                                       676,718   1,343,960
*   Boryszew SA                                                   1,196,385   3,392,613
    Budimex SA                                                      117,139   6,320,654
*   CD Projekt SA                                                   697,666  10,226,861
#*  CI Games SA                                                      18,520     134,343
    Ciech SA                                                        291,146   5,005,933
*   ComArch SA                                                        6,018     270,549
    Dom Development SA                                                4,673      73,554
    Elektrobudowa SA                                                  8,568     256,550
*   Emperia Holding SA                                               93,874   1,605,346
*   Enea SA                                                         703,648   1,781,487
#   Energa SA                                                       799,448   2,039,164
    Eurocash SA                                                      16,812     167,532
    Fabryki Mebli Forte SA                                          136,782   2,836,659
*   Famur SA                                                        379,290     440,311
    Firma Oponiarska Debica SA                                       30,655     738,600
*   Getin Holding SA                                              2,717,693     958,002
#*  Getin Noble Bank SA                                           1,334,887     550,920
#*  Globe Trade Centre SA                                            91,761     194,762
*   Grupa Azoty Zaklady Chemiczne Police SA                          76,751     438,412
    Grupa Kety SA                                                    69,752   7,496,078
*   Grupa Lotos SA                                                  592,474   5,583,490
*   Impexmetal SA                                                 1,029,984   1,024,315
#*  Integer.pl SA                                                    33,143     354,186
    Inter Cars SA                                                    38,320   3,023,984
*   Jastrzebska Spolka Weglowa SA                                    81,190   1,357,833
    Kernel Holding SA                                               437,920   8,724,545

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
POLAND -- (Continued)
#   KRUK SA                                                        111,211 $  6,830,994
    LC Corp. SA                                                    192,664       97,485
    Lentex SA                                                      124,367      332,483
#*  Lubelski Wegiel Bogdanka SA                                     68,724    1,114,377
*   MCI Capital SA                                                 227,344      492,436
*   Mostostal Zabrze SA                                            425,811      138,246
    Netia SA                                                     2,652,342    2,969,887
    Neuca SA                                                        23,188    2,321,188
    Orbis SA                                                       132,247    2,419,757
*   Pelion SA                                                       47,515      624,017
    Pfleiderer Grajewo SA                                           41,809      466,679
#*  PKP Cargo SA                                                    52,772      703,419
#*  Polnord SA                                                     336,162      645,534
*   Rafako SA                                                      293,063      525,771
*   Stalexport Autostrady SA                                       317,136      328,819
#   Stalprodukt SA                                                   9,410    1,397,385
    Synthos SA                                                   1,689,263    2,531,219
*   Tauron Polska Energia SA                                     5,756,680    4,241,913
    Trakcja SA                                                     375,779    1,509,715
*   Vistula Group SA                                             1,439,663    1,171,666
    Warsaw Stock Exchange                                          189,437    2,111,430
    Wawel SA                                                           780      229,638
*   Zespol Elektrowni Patnow Adamow Konin SA                        68,764      244,078
                                                                           ------------
TOTAL POLAND                                                                113,153,194
                                                                           ------------
SOUTH AFRICA -- (7.2%)
*   Adbee Rf, Ltd.                                                   4,316       11,341
#   Adcock Ingram Holdings, Ltd.                                   848,818    3,245,904
    Adcorp Holdings, Ltd.                                          896,475      962,137
    Advtech, Ltd.                                                3,146,875    3,951,059
    Aeci, Ltd.                                                   1,071,305    8,186,904
*   African Bank Investments, Ltd.                               5,287,877        1,983
    African Oxygen, Ltd.                                           858,752    1,220,910
    African Rainbow Minerals, Ltd.                                 801,901    7,181,910
    Afrimat, Ltd.                                                   49,479      104,078
    Alexander Forbes Group Holdings, Ltd.                        1,934,738    1,020,944
*   Allied Electronics Corp., Ltd. Class A                          11,849        9,389
*   ArcelorMittal South Africa, Ltd.                             1,784,999    1,739,464
#   Ascendis Health, Ltd.                                        1,204,650    2,088,594
#   Assore, Ltd.                                                   221,537    4,539,598
#   Astral Foods, Ltd.                                             441,334    4,944,444
*   Attacq, Ltd.                                                 2,736,857    3,657,478
*   Aveng, Ltd.                                                  4,254,721    2,304,468
    AVI, Ltd.                                                    3,408,319   23,231,743
    Barloworld, Ltd.                                             2,216,736   18,226,147
    Blue Label Telecoms, Ltd.                                    3,303,921    4,500,285
    Cashbuild, Ltd.                                                210,489    5,423,288
    Caxton and CTP Publishers and Printers, Ltd.                   313,704      310,535
    City Lodge Hotels, Ltd.                                        321,768    3,508,104
    Clicks Group, Ltd.                                           2,723,654   24,655,112
    Clover Industries, Ltd.                                      1,345,179    1,743,173
*   Consolidated Infrastructure Group, Ltd.                        822,411    1,401,787
    Coronation Fund Managers, Ltd.                               1,818,975    9,036,634

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
SOUTH AFRICA -- (Continued)
*   Curro Holdings, Ltd.                                             69,864 $   247,873
    DataTec, Ltd.                                                 2,189,459   8,465,485
    Distell Group, Ltd.                                             154,733   1,723,927
#   DRDGOLD, Ltd.                                                 2,932,131   1,651,290
#   DRDGOLD, Ltd. Sponsored ADR                                       9,400      53,392
#*  enX Group, Ltd.                                                 408,074     546,980
    EOH Holdings, Ltd.                                            1,098,252  11,948,409
*   Evraz Highveld Steel and Vanadium, Ltd.                          63,001         118
#*  eXtract Group, Ltd.                                           3,129,032      69,663
    Exxaro Resources, Ltd.                                          987,944   7,823,838
    Famous Brands, Ltd.                                             672,069   7,258,519
    Foschini Group, Ltd. (The)                                    1,564,234  18,707,610
#   Gold Fields, Ltd. Sponsored ADR                                 140,604     493,520
    Grand Parade Investments, Ltd.                                3,255,755     871,894
    Grindrod, Ltd.                                                5,661,999   5,942,009
    Group Five, Ltd.                                              1,015,485   1,816,513
    Harmony Gold Mining Co., Ltd.                                 1,616,033   4,072,096
#   Harmony Gold Mining Co., Ltd. Sponsored ADR                   2,847,823   7,261,949
    Holdsport, Ltd.                                                 210,011     950,322
*   Howden Africa Holdings, Ltd.                                     39,220      92,853
    Hudaco Industries, Ltd.                                         275,317   2,324,297
*   Hulamin, Ltd.                                                 1,296,594     672,027
*   Impala Platinum Holdings, Ltd.                                  977,775   3,896,641
    Imperial Holdings, Ltd.                                         858,475  10,658,559
#   Invicta Holdings, Ltd.                                          359,026   1,614,652
*   JCI, Ltd.                                                     3,131,151          --
    JSE, Ltd.                                                       874,849  10,489,690
    KAP Industrial Holdings, Ltd.                                 7,788,982   4,509,651
*   Kumba Iron Ore, Ltd.                                             26,256     404,958
#   Lewis Group, Ltd.                                               855,236   2,605,435
    Liberty Holdings, Ltd.                                          517,387   4,237,704
#   Life Healthcare Group Holdings, Ltd.                          1,633,895   4,070,013
    Massmart Holdings, Ltd.                                         392,226   3,927,405
    Merafe Resources, Ltd.                                       11,489,424   1,662,002
    Metair Investments, Ltd.                                      1,309,283   2,154,402
    Metrofile Holdings, Ltd.                                         82,524      31,107
    MMI Holdings, Ltd.                                            2,699,362   4,966,071
    Mpact, Ltd.                                                   1,514,443   3,321,973
    Murray & Roberts Holdings, Ltd.                               3,959,853   3,267,915
    Mustek, Ltd.                                                     17,364       6,204
#*  Nampak, Ltd.                                                  5,214,254   7,272,751
*   Net 1 UEPS Technologies, Inc.                                       776       9,445
*   Northam Platinum, Ltd.                                        3,612,389  13,750,042
    Oceana Group, Ltd.                                              447,176   3,944,167
    Omnia Holdings, Ltd.                                            589,522   7,975,441
    Peregrine Holdings, Ltd.                                      2,078,218   4,584,617
#   Pick n Pay Stores, Ltd.                                       2,069,376  10,512,845
    Pinnacle Holdings, Ltd.                                       1,250,133   1,723,647
    Pioneer Foods Group, Ltd.                                       131,409   1,625,381
*   PPC, Ltd.                                                    14,360,518   7,293,823
    Raubex Group, Ltd.                                            1,306,791   2,213,351
    RCL Foods, Ltd.                                                 683,713     673,939
    Reunert, Ltd.                                                 1,517,644   7,729,009

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
SOUTH AFRICA -- (Continued)
    Rhodes Food Group Pty, Ltd.                                    261,387 $    544,491
*   Royal Bafokeng Platinum, Ltd.                                  706,327    2,002,839
    Santam, Ltd.                                                   262,285    4,692,610
    Sappi, Ltd.                                                  3,220,409   20,706,615
    Sibanye Gold, Ltd.                                             962,027    2,175,087
    SPAR Group, Ltd. (The)                                       1,047,433   14,774,459
    Spur Corp., Ltd.                                               621,605    1,571,524
*   Stefanutti Stocks Holdings, Ltd.                               229,540       76,753
    Sun International, Ltd.                                      1,096,248    7,146,900
*   Super Group, Ltd.                                            3,359,375    9,125,201
    Telkom SA SOC, Ltd.                                          1,780,527    9,757,786
    Tongaat Hulett, Ltd.                                         1,005,705   10,004,957
    Transaction Capital, Ltd.                                      463,547      517,477
    Trencor, Ltd.                                                1,369,751    3,811,024
    Truworths International, Ltd.                                  548,240    3,292,145
    Tsogo Sun Holdings, Ltd.                                     2,858,414    5,609,257
    Wilson Bayly Holmes-Ovcon, Ltd.                                533,248    5,793,489
                                                                           ------------
TOTAL SOUTH AFRICA                                                          452,937,451
                                                                           ------------
SOUTH KOREA -- (12.7%)
#*  3S Korea Co., Ltd.                                              22,000       51,550
    Able C&C Co., Ltd.                                              93,648    1,503,292
#   ABOV Semiconductor Co., Ltd.                                    91,919      812,893
#   Ace Technologies Corp.                                         133,117      367,631
#*  Actoz Soft Co., Ltd.                                            44,301      598,935
#   Advanced Nano Products Co., Ltd.                                56,090      703,158
#*  Advanced Process Systems Corp.                                 138,964    3,352,792
#   Aekyung Petrochemical Co., Ltd.                                102,487      980,596
#   AfreecaTV Co., Ltd.                                             71,482    1,372,382
#*  Agabang&Company                                                182,045    1,224,042
#   Ahn-Gook Pharmaceutical Co., Ltd.                               43,396      412,065
#   Ahnlab, Inc.                                                    35,578    1,912,106
#   AJ Networks Co., Ltd.                                           51,035      234,410
#*  AJ Rent A Car Co., Ltd.                                        108,665      830,805
    AK Holdings, Inc.                                               35,428    1,541,392
#*  Alticast Corp.                                                  73,734      266,709
#   ALUKO Co., Ltd.                                                305,607    1,402,707
#*  ALVOGEN KOREA Co,.Ltd.                                           5,687      110,680
#*  Aminologics Co., Ltd.                                           36,345       95,708
#*  Amotech Co., Ltd.                                               63,065    1,278,409
#*  Anam Electronics Co., Ltd.                                     778,248      749,983
#   Anapass, Inc.                                                   61,819      724,737
    Asia Cement Co., Ltd.                                            9,976      629,672
    ASIA Holdings Co., Ltd.                                         11,894    1,000,912
#*  Asia Paper Manufacturing Co., Ltd.                              33,993      585,710
*   Asiana Airlines, Inc.                                          739,307    2,661,343
#   Atinum Investment Co., Ltd.                                    242,341      438,378
#*  AUK Corp.                                                      199,140      378,242
#   Aurora World Corp.                                              38,000      329,407
#   Austem Co., Ltd.                                               127,720      441,278
#   Autech Corp.                                                    87,965      709,683
#*  Automobile & PCB                                               251,614      561,952
#   Avaco Co., Ltd.                                                 87,128      559,640

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
SOUTH KOREA -- (Continued)
#   Avatec Co., Ltd.                                               5,446 $   30,536
#   Baiksan Co., Ltd.                                             89,268    675,847
#*  Barun Electronics Co., Ltd.                                  488,812    922,672
#*  Barunson Entertainment & Arts Corp.                          371,867    867,802
#   Bcworld Pharm Co., Ltd.                                       27,485    515,042
#*  BH Co., Ltd.                                                  71,903  1,120,652
    Binggrae Co., Ltd.                                            39,026  2,172,451
#*  BioSmart Co., Ltd.                                            66,844    271,571
#   BIT Computer Co., Ltd.                                        92,736    410,200
#   Bixolon Co., Ltd.                                             36,281    383,757
#   Bluecom Co., Ltd.                                             68,474    635,113
#*  Boditech Med, Inc.                                            53,869    943,183
#*  Bohae Brewery Co., Ltd.                                      471,918    489,928
    Bookook Securities Co., Ltd.                                   7,410    120,606
#   Boryung Medience Co., Ltd.                                    49,675    627,927
    Boryung Pharmaceutical Co., Ltd.                              33,577  1,501,559
#*  Bubang Co., Ltd.                                             172,662    645,029
*   BUGS Corp.                                                    45,508    412,431
#   Bukwang Pharmaceutical Co., Ltd.                             127,544  2,484,188
    Busan City Gas Co., Ltd.                                         805     23,746
#   BYC Co., Ltd.                                                    746    242,590
#   Byucksan Corp.                                               316,020  1,043,340
    C&S Asset Management Co., Ltd.()                              18,158      3,125
#*  C&S Asset Management Co., Ltd.(6199560)                      148,280    344,852
#*  CammSys Corp.                                                308,501    750,492
#*  Capro Corp.                                                  264,259  1,877,227
    Cell Biotech Co., Ltd.                                        44,456  1,348,689
#*  Celltrion Pharm, Inc.                                         77,179  1,436,123
#*  Chabiotech Co., Ltd.                                         294,772  2,979,541
#   Changhae Ethanol Co., Ltd.                                    37,429    545,585
#*  Charm Engineering Co., Ltd.                                  193,565    448,942
#*  Chemtronics Co., Ltd.                                         59,021    394,230
#   Cheryong Industrial Co. Ltd/new                               49,903    364,052
#*  Chin Hung International, Inc.                                106,852    169,856
#*  China Great Star International, Ltd.                         418,488    483,054
#   Chinyang Holdings Corp.                                      121,794    329,048
#*  Choa Pharmaceutical Co.                                       49,861    188,437
*   Chokwang Leather Co., Ltd.                                       607     21,483
#   Chokwang Paint, Ltd.                                          45,216    384,323
#   Chong Kun Dang Pharmaceutical Corp.                           45,831  3,878,054
#   Chongkundang Holdings Corp.                                   26,473  1,347,531
#   Choong Ang Vaccine Laboratory                                 37,156    655,286
#   Chosun Refractories Co., Ltd.                                  6,253    465,195
#   Chungdahm Learning, Inc.                                      35,344    521,486
#   CJ Freshway Corp.                                             48,575  1,493,016
    CJ Hellovision Co., Ltd.                                     173,437  1,371,059
    CJ O Shopping Co., Ltd.                                       23,495  3,249,116
#*  CJ Seafood Corp.                                             154,525    456,102
#   CKD Bio Corp.                                                 19,783    362,542
    Com2uSCorp                                                    64,232  4,728,588
#   Coreana Cosmetics Co., Ltd.                                  181,290    868,959
#   Cosmax BTI, Inc.                                              80,159  2,243,481
#   Cosmax, Inc.                                                  53,478  6,031,083

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
SOUTH KOREA -- (Continued)
#*  Cosmochemical Co., Ltd.                                       28,914 $  103,395
#*  COSON Co., Ltd.                                              110,093  1,099,937
#   Crown Confectionery Co., Ltd.                                 60,912  1,751,086
#*  CrucialTec Co., Ltd.                                         164,862  1,244,203
#   CS Wind Corp.                                                 38,953    549,235
#*  CTC BIO, Inc.                                                 22,401    187,277
#*  CTL, Inc.                                                    132,635    170,178
#*  CUROCOM Co., Ltd.                                             85,800    188,620
#   D.I Corp.                                                    176,315    672,925
#   Dae Dong Industrial Co., Ltd.                                 75,641    449,703
    Dae Han Flour Mills Co., Ltd.                                  6,551  1,063,564
#   Dae Hwa Pharmaceutical Co., Ltd.                              22,883    404,141
#   Dae Hyun Co., Ltd.                                           184,373    555,251
#*  Dae Won Chemical Co., Ltd.                                   222,686    478,936
#   Dae Won Kang Up Co., Ltd.                                    130,778    486,009
#*  Dae Young Packaging Co., Ltd.                                539,682    458,800
#*  Dae-Il Corp.                                                  86,388    638,497
#*  Daea TI Co., Ltd.                                            475,559    784,386
#   Daebongls Co., Ltd.                                           46,387    478,671
#*  Daechang Co., Ltd.                                           314,932    270,467
    Daechang Forging Co., Ltd.                                     1,367     53,727
#   Daeduck Electronics Co.                                      245,446  1,751,310
#   Daeduck GDS Co., Ltd.                                        131,552  1,516,617
#   Daegu Department Store                                        31,477    364,976
#*  Daehan New Pharm Co., Ltd.                                    72,121  1,088,963
    Daehan Steel Co., Ltd.                                        94,491    754,550
*   Daeho International Corp.                                        543         --
#   Daekyo Co., Ltd.                                             205,448  1,428,406
    Daekyung Machinery & Engineering Co., Ltd.()                 167,732     23,238
#*  Daekyung Machinery & Engineering Co., Ltd.(6249067)          593,267    471,941
#   Daelim B&Co Co., Ltd.                                         61,743    410,939
#*  DAEMYUNG Corp. Co., Ltd.                                     336,680    493,023
#   Daeryuk Can Co., Ltd.                                         89,773    525,135
#   Daesang Corp.                                                154,032  3,341,441
#   Daesang Holdings Co., Ltd.                                   101,794    879,449
#   Daesung Energy Co., Ltd.                                      43,197    232,082
    Daesung Holdings Co., Ltd.                                    26,734    213,780
#*  Daewon Cable Co., Ltd.                                       340,696    360,870
#*  Daewon Media Co., Ltd.                                        68,288    439,943
#   Daewon Pharmaceutical Co., Ltd.                               85,557  1,493,939
    Daewon San Up Co., Ltd.                                       59,488    482,981
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd.           676,333  1,955,493
    Daewoong Co., Ltd.                                            22,567    799,563
#   Daewoong Pharmaceutical Co., Ltd.                             36,172  2,130,822
*   Dahaam E-Tec Co., Ltd.                                         2,100      6,099
#   Daihan Pharmaceutical Co., Ltd.                               25,974    627,683
    Daishin Securities Co., Ltd.                                 297,668  2,885,387
#*  Danal Co., Ltd.                                              273,907  1,268,661
#   Daou Data Corp.                                              120,825  1,233,028
#   Daou Technology, Inc.                                        193,774  2,961,713
#*  Dasan Networks, Inc.                                         115,433    631,251
#   Dawonsys Co., Ltd.                                           128,532  1,242,298
#   Dayou Automotive Seat Technology Co., Ltd.                   401,006    532,846

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
SOUTH KOREA -- (Continued)
#*  Dayou Plus Co., Ltd.                                         352,140 $  300,674
#   DCM Corp.                                                     34,093    350,899
#*  Deutsch Motors, Inc.                                          91,228    384,535
    DGB Financial Group, Inc.                                    123,207  1,046,400
#   DHP Korea Co., Ltd.                                           73,989    509,070
    Digital Chosun Co., Ltd.                                     191,008    441,897
#*  Digital Optics Co., Ltd.                                     125,488    338,807
#   Digital Power Communications Co., Ltd.                       216,808    655,690
#*  DIO Corp.                                                     83,020  2,257,456
#   Display Tech Co., Ltd.                                        52,616    188,865
    DK UIL Co., Ltd.                                              26,259    237,699
#   DMS Co., Ltd.                                                139,183  1,362,071
#*  DNF Co., Ltd.                                                 61,385    832,879
#   Dong A Eltek Co., Ltd.                                        63,897  1,315,200
    Dong Ah Tire & Rubber Co., Ltd.                               59,867  1,309,749
#   Dong-A Socio Holdings Co., Ltd.                               21,487  2,320,712
#   Dong-A ST Co., Ltd.                                           29,305  2,232,172
#   Dong-Ah Geological Engineering Co., Ltd.                      52,068    416,178
    Dong-Il Corp.                                                  6,193    317,151
#   Dongbang Transport Logistics Co., Ltd.                        64,316    116,105
#*  Dongbu Co., Ltd.                                             651,268    438,707
#*  Dongbu Corp.                                                   5,858     49,643
*   Dongbu HiTek Co., Ltd.                                       249,733  3,777,913
*   Dongbu Securities Co., Ltd.                                  223,527    687,425
#*  Dongbu Steel Co., Ltd.                                        16,097    190,152
    Dongil Industries Co., Ltd.                                    6,534    449,457
#   Dongjin Semichem Co., Ltd.                                   231,941  1,993,557
#*  Dongkook Industrial Co., Ltd.                                147,598    406,041
    DongKook Pharmaceutical Co., Ltd.                             31,782  1,533,442
#   Dongkuk Industries Co., Ltd.                                 211,651    763,291
*   Dongkuk Steel Mill Co., Ltd.                                 411,074  4,322,194
#   DONGKUK STRUCTURES & CONSTRUCTION Co., Ltd.                  191,508    877,912
#   Dongsung Chemical Co., Ltd.                                   17,370    267,515
#   DONGSUNG Corp.                                               186,654    984,391
#   Dongsung Finetec Co., Ltd.                                   121,287    720,542
#*  Dongsung Pharmaceutical Co., Ltd.                            111,389    373,631
#   Dongwha Enterprise Co., Ltd.                                  21,586    607,830
    Dongwha Pharm Co., Ltd.                                      149,201  1,056,433
#   Dongwon Development Co., Ltd.                                387,764  1,356,542
#   Dongwon F&B Co., Ltd.                                          8,930  1,572,089
#   Dongwon Industries Co., Ltd.                                   9,256  2,721,544
#   Dongwoo Co., Ltd.                                             58,857    221,235
    Dongyang E&P, Inc.                                            33,020    387,255
#*  Dongyang Steel Pipe Co., Ltd.                                576,197    617,357
#*  Doosan Engine Co., Ltd.                                      233,938    652,950
*   Doosan Infracore Co., Ltd.                                   216,813  1,610,355
    DoubleUGames Co., Ltd.                                        34,519  1,149,841
#*  Dragonfly GF Co., Ltd.                                        51,555    305,142
#   DRB Holding Co., Ltd.                                         62,944    606,248
#   DSK Co., Ltd.                                                 60,314    861,925
#   DSR Wire Corp.                                                66,361    794,645
#*  Duk San Neolux Co., Ltd.                                      37,147    844,621
#*  Duksan Hi-Metal Co., Ltd.                                     87,920    634,329

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
SOUTH KOREA -- (Continued)
#   Duksung Co., Ltd.                                             81,764 $  359,520
#   DuzonBIzon Co., Ltd.                                         141,968  2,813,027
    DY Corp.                                                     152,073    959,371
#   e Tec E&C, Ltd.                                               10,778  1,195,461
    e-Credible Co., Ltd.                                           3,132     31,568
#   e-LITECOM Co., Ltd.                                           48,416    386,387
#*  e-Starco Co., Ltd.                                           153,747    194,574
    E1 Corp.                                                      20,884  1,044,938
    Eagon Industrial, Ltd.                                        47,388    441,942
#   Easy Bio, Inc.                                               297,939  1,513,701
#*  EcoBio Holdings Co., Ltd.                                     52,300    494,138
#*  Ecopro Co., Ltd.                                             157,180  1,451,230
#   EG Corp.                                                      34,204    272,711
#*  Ehwa Technologies Information Co., Ltd.                      757,196    301,286
#   Elcomtec Co., Ltd.                                           261,529    536,548
#   Elentec Co., Ltd.                                             82,969    410,408
*   ELK Corp.                                                     70,663     88,446
#*  EM-Tech Co., Ltd.                                             90,281    822,084
#*  Emerson Pacific, Inc.                                         46,043  1,170,924
#*  EMKOREA Co., Ltd.                                             60,585    219,331
#*  EMW Co., Ltd.                                                131,661    315,103
#   Enex Co., Ltd.                                               306,803    596,635
#   ENF Technology Co., Ltd.                                      73,085  1,326,060
#   Eo Technics Co., Ltd.                                         64,235  4,699,647
#   Estechpharma Co., Ltd.                                        67,905    519,410
#*  ESTsoft Corp.                                                 39,905    287,704
#   Eugene Corp.                                                 296,760  1,204,640
*   Eugene Investment & Securities Co., Ltd.                     588,034  1,372,115
#   Eugene Technology Co., Ltd.                                  110,560  1,561,540
#   Eusu Holdings Co., Ltd.                                      102,874    587,988
#   EVERDIGM Corp.                                                63,661    610,253
#*  EXA E&C, Inc.                                                 99,097    162,568
#   Ezwelfare Co., Ltd.                                           15,152     90,607
#   F&F Co., Ltd.                                                 47,427    749,855
#   Farmsco                                                      120,079  1,235,626
#*  FarmStory Co., Ltd.                                          406,341    494,711
#*  Feelux Co., Ltd.                                             171,902    593,500
#   Fila Korea, Ltd.                                              73,934  4,360,616
#   Fine DNC Co., Ltd.                                           103,000    471,084
#   Fine Technix Co., Ltd.                                       181,412    471,241
#*  Finetex EnE, Inc.                                             61,015    378,985
#*  Firstec Co., Ltd.                                            181,845    593,942
#*  Foosung Co., Ltd.                                            414,178  2,609,340
#   Fursys, Inc.                                                  14,730    409,293
#*  G-SMATT GLOBAL Co., Ltd.                                     120,061  1,305,383
#*  Gamevil, Inc.                                                 38,957  1,490,301
    Gaon Cable Co., Ltd.                                          21,699    426,163
#*  GeneOne Life Science, Inc.                                     4,475     41,593
#*  Genic Co., Ltd.                                               36,274    428,418
    Geumhwa PSC Co., Ltd.                                          3,165     97,671
#*  Gigalane Co., Ltd.                                            35,427    160,342
#   GIIR, Inc.                                                    22,387    155,108
#*  Global Display Co., Ltd.                                      62,631    236,611

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
SOUTH KOREA -- (Continued)
#*  GNCO Co., Ltd.                                               369,175 $1,639,077
    Golfzon Co., Ltd.                                             22,612  1,222,257
#   GOLFZONYUWONHOLDINGS Co., Ltd.                               127,855    762,265
#*  Good People Co., Ltd.                                         89,915    185,098
    Green Cross Holdings Corp.                                    88,319  1,626,607
*   Green Non-Life Insurance Co., Ltd.                            22,357         --
#*  GS Global Corp.                                              338,645  1,011,865
    GS Home Shopping, Inc.                                        24,403  3,804,568
#   Gwangju Shinsegae Co., Ltd.                                    3,456    720,643
#   Haesung Industrial Co., Ltd.                                  25,164    303,131
#*  Halla Corp.                                                  119,688    431,273
#   Halla Holdings Corp.                                          62,364  3,255,279
#   Han Kuk Carbon Co., Ltd.                                     245,312  1,357,852
#   Hana Micron, Inc.                                            126,250    658,589
#   Hana Tour Service, Inc.                                       67,626  4,186,262
#*  Hanall Biopharma Co., Ltd.                                    66,200    668,611
    Hancom, Inc.                                                 129,688  1,785,944
#   Handok, Inc.                                                  41,183    793,140
    Handsome Co., Ltd.                                           104,027  2,785,316
    Hanexpress Co., Ltd.                                             384     23,056
    Hanil Cement Co., Ltd.                                        23,047  1,482,521
#   Hanil Vacuum Co., Ltd.                                        12,434     32,206
*   Hanjin Heavy Industries & Construction Co., Ltd.             555,631  1,435,197
*   Hanjin Heavy Industries & Construction Holdings Co., Ltd.     87,816    340,527
#   Hanjin Kal Corp.                                             348,244  4,577,362
#*  Hanjin P&C Co., Ltd.                                         285,435    629,413
#   Hanjin Transportation Co., Ltd.                               66,079  1,619,448
#*  Hankook Cosmetics Co., Ltd.                                   70,133    898,123
#*  Hankook Cosmetics Manufacturing Co., Ltd.                     13,705    355,824
    Hankook Shell Oil Co., Ltd.                                    4,913  1,805,384
*   Hankook Synthetics, Inc.                                         550         --
    Hankuk Glass Industries, Inc.                                  9,314    215,578
#   Hankuk Paper Manufacturing Co., Ltd.                          18,463    503,246
#   Hankuk Steel Wire Co., Ltd.                                   58,735    154,356
#   Hanla IMS Co., Ltd.                                           27,143    206,699
#   Hanmi Semiconductor Co., Ltd.                                 92,235  1,256,702
#   HanmiGlobal Co., Ltd.                                         40,322    336,627
#   Hans Biomed Corp.                                             51,215    654,376
#   Hansae Co., Ltd.                                             137,456  2,652,069
#   Hansae Yes24 Holdings Co., Ltd.                               75,539    627,933
#*  Hanshin Construction                                          37,902    474,423
#   Hanshin Machinery Co.                                        212,588    514,125
#   Hansol Chemical Co., Ltd.                                     73,644  4,803,151
#*  Hansol Holdings Co., Ltd.                                    393,662  2,088,655
#*  Hansol HomeDeco Co., Ltd.                                    459,823    637,163
#   Hansol Paper Co., Ltd.                                       105,976  1,865,982
#*  Hansol SeenTec Co., Ltd.                                     306,906    451,181
#*  Hansol Technics Co., Ltd.                                    120,268  1,624,884
#   Hanwha Galleria Timeworld Co., Ltd.                           13,559    394,701
    Hanwha General Insurance Co., Ltd.                           323,471  1,928,706
#*  Hanwha Investment & Securities Co., Ltd.                     890,549  1,811,052
#   Hanyang Eng Co., Ltd.                                         39,237    355,462
    Hanyang Securities Co., Ltd.                                  18,538    116,255

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
SOUTH KOREA -- (Continued)
#   Harim Co., Ltd.                                                217,206 $  911,838
#   Harim Holdings Co., Ltd.                                       209,664    719,144
#*  HB Technology Co., Ltd.                                        408,986  1,764,541
#   Heung-A Shipping Co., Ltd.                                     840,647  1,203,081
*   Heungkuk Fire & Marine Insurance Co., Ltd.                      95,344    307,453
#*  HICEL Co., Ltd.                                                480,831    528,913
#   High Tech Pharm Co., Ltd.                                       23,615    286,301
#   Hitejinro Holdings Co., Ltd.                                    59,009    557,490
    HMC Investment Securities Co., Ltd.                            122,583  1,054,938
#   Home Center Holdings Co., Ltd.                                 129,288    478,320
#*  Homecast Co., Ltd.                                             212,979  3,104,750
#   HS Industries Co., Ltd.                                        270,519  2,507,087
    HS R&A Co., Ltd.                                                23,838    675,093
#   Huchems Fine Chemical Corp.                                    158,762  2,842,532
#   Humax Co., Ltd.                                                129,653  1,367,070
#   Humedix Co., Ltd.                                               41,577    979,223
*   Huneed Technologies                                              2,445     28,291
#*  Huons Co., Ltd.                                                 23,214  1,077,869
    Huons Global Co., Ltd.                                          33,867    786,911
    Husteel Co., Ltd.                                                4,316     61,034
#   Huvis Corp.                                                    115,323    800,757
#   Huvitz Co., Ltd.                                                69,415    763,547
    Hwa Shin Co., Ltd.                                             128,979    758,259
    Hwacheon Machine Tool Co., Ltd.                                  4,979    222,557
#   Hwail Pharm Co., Ltd.                                           59,536    375,614
#   Hwangkum Steel & Technology Co., Ltd.                           34,473    259,157
    HwaSung Industrial Co., Ltd.                                    67,222    746,549
#   Hy-Lok Corp.                                                    63,553  1,081,121
#   Hyosung ONB Co., Ltd.                                           10,277    104,687
#   HyosungITX Co., Ltd.                                            14,477    141,743
*   Hyundai BNG Steel Co., Ltd.                                     64,158    731,558
#   Hyundai C&F, Inc.                                               25,222    320,618
#*  Hyundai Cement Co.                                              21,494    529,023
    Hyundai Corp.                                                   51,164    959,313
*   Hyundai Elevator Co., Ltd.                                      32,112  1,626,105
#   Hyundai Engineering Plastics Co., Ltd.                         114,237    821,995
    Hyundai Home Shopping Network Corp.                             12,230  1,143,217
    Hyundai Hy Communications & Networks Co., Ltd.                 251,890    848,444
    Hyundai Livart Furniture Co., Ltd.                              93,500  1,888,288
#*  Hyundai Merchant Marine Co., Ltd.                               52,373    343,794
#*  Hyundai Mipo Dockyard Co., Ltd.                                 48,721  2,411,835
#   Hyundai Pharmaceutical Co., Ltd.                               138,535    549,579
#   HyVision System, Inc.                                           91,518    662,603
    I Controls, Inc.                                                 9,134    228,099
#   i-Components Co., Ltd.                                          41,769    432,308
#   i-SENS, Inc.                                                    63,620  1,540,878
#   I3System, Inc.                                                  16,542    551,449
#*  iA, Inc.                                                       264,437    905,503
#*  ICD Co., Ltd.                                                   91,554  1,357,919
#*  IE, Ltd.                                                     1,268,318    641,577
#*  IHQ, Inc.                                                      460,725    737,461
#   Il Dong Holdings Co., Ltd.                                      28,180    514,984
#   IL Dong Pharmaceutical Co., Ltd.                                51,329    793,090

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
SOUTH KOREA -- (Continued)
    Ilji Technology Co., Ltd.                                     10,190 $   57,945
#*  Iljin Display Co., Ltd.                                      131,114    747,657
#   Iljin Electric Co., Ltd.                                     120,840    480,379
#   Iljin Holdings Co., Ltd.                                     162,606    774,503
#*  Iljin Materials Co., Ltd.                                    122,458  1,324,534
#   Ilshin Spinning Co., Ltd.                                      8,977    921,216
#*  ilShinbiobase Co,Ltd.                                         55,644    132,052
#   Ilsung Pharmaceuticals Co., Ltd.                               3,354    356,639
#   Ilya Co., Ltd.                                                46,297    245,023
#*  IM Co., Ltd.                                                 125,012    469,029
#   iMarketKorea, Inc.                                           141,759  1,273,375
#   InBody Co., Ltd.                                              82,313  1,600,513
#*  Infinitt Healthcare Co., Ltd.                                103,845    611,702
#*  Infraware, Inc.                                              108,535    341,832
#*  INITECH Co., Ltd.                                             52,438    312,442
#*  InkTec Co., Ltd.                                               8,164     60,039
#*  InnoWireless, Inc.                                            21,995    200,607
#*  Innox Corp.                                                   63,904  1,610,308
#*  Insun ENT Co., Ltd.                                          196,856  1,100,068
#   Intelligent Digital Integrated Security Co., Ltd.             33,909    279,050
#*  Interflex Co., Ltd.                                           74,968  1,629,935
    Intergis Co., Ltd.                                            11,220     33,312
#   Interojo Co., Ltd.                                            54,706  1,814,816
#   Interpark Corp.                                               85,712    674,257
    Interpark Holdings Corp.                                     307,411  1,251,245
    INTOPS Co., Ltd.                                              93,188    793,251
    Inzi Controls Co., Ltd.                                       42,034    179,729
    INZI Display Co., Ltd.                                        32,254     62,236
#*  Iones Co., Ltd.                                               48,881    846,065
    IS Dongseo Co., Ltd.                                          58,229  2,095,732
#   ISC Co., Ltd.                                                 66,042    920,189
#   ISU Chemical Co., Ltd.                                        66,660    907,011
#   IsuPetasys Co., Ltd.                                         195,899    850,745
#   J.ESTINA Co., Ltd.                                            70,529    525,331
#*  Jaeyoung Solutec Co., Ltd.                                   167,390    332,729
#   Jahwa Electronics Co., Ltd.                                   80,029  1,325,323
#   JASTECH, Ltd.                                                  9,114    190,284
#   JB Financial Group Co., Ltd.                                 697,068  3,360,765
#   JC Hyun System, Inc.                                          80,715    449,918
*   Jcontentree Corp.                                            261,672    963,719
#   Jeil Pharmaceutical Co.                                        5,274    272,823
    Jeju Air Co., Ltd.                                            41,292    905,730
#*  Jeju Semiconductor Corp.                                      66,476    235,067
    Jinro Distillers Co., Ltd.                                    14,366    360,271
#   Jinsung T.E.C.                                                87,662    582,416
    JLS Co., Ltd.                                                 51,867    341,298
#*  JoyCity Corp.                                                 46,124    782,892
#*  Jusung Engineering Co., Ltd.                                 281,410  2,758,110
#   JVM Co., Ltd.                                                 25,429    908,470
#   JW Holdings Corp.                                            232,254  1,529,738
#   JW Pharmaceutical Corp.                                       70,424  2,648,672
#   JW Shinyak Corp.                                              16,523     99,008
*   JYP Entertainment Corp.                                      211,588    875,108

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
SOUTH KOREA -- (Continued)
#   Kangnam Jevisco Co., Ltd.                                     24,497 $  763,698
#   KAON Media Co., Ltd.                                          78,722    700,364
    KB Capital Co., Ltd.                                          80,583  1,686,196
#*  KC Cottrell Co., Ltd.                                         15,012     76,615
#   KC Green Holdings Co., Ltd.                                   96,596    630,061
#   KC Tech Co., Ltd.                                            156,035  1,925,535
#*  KCC Engineering & Construction Co., Ltd.                      40,397    305,122
    KCI, Ltd.                                                      2,256     16,071
*   KCO Energy, Inc.                                                 120         --
#*  KEC Corp.                                                    454,496    380,185
#   KEPCO Engineering & Construction Co., Inc.                    99,526  2,024,020
#   Keyang Electric Machinery Co., Ltd.                          156,430    686,196
#*  KEYEAST Co., Ltd.                                            466,462    928,707
#   KG Chemical Corp.                                             58,897    712,861
#   KG Eco Technology Service Co., Ltd.                          196,150    581,224
#   Kginicis Co., Ltd.                                           118,407  1,156,530
#   KGMobilians Co., Ltd.                                         81,845    556,334
#   KH Vatec Co., Ltd.                                           111,894  1,257,507
#   KISCO Corp.                                                   30,344    934,250
    KISCO Holdings Co., Ltd.                                       8,387    433,065
#   Kishin Corp.                                                  49,420    198,770
    KISWIRE, Ltd.                                                 41,321  1,431,569
#*  KJ Pretech Co., Ltd.                                          50,707    187,752
#*  KleanNara Co., Ltd.                                          143,803    723,038
*   KMH Co., Ltd.                                                 62,898    425,909
#*  KMH Hitech Co., Ltd.                                         147,148    184,086
#*  KMW Co., Ltd.                                                 35,562    260,820
#   Kocom Co., Ltd.                                               53,803    402,604
#   Kodaco Co., Ltd.                                             199,958    521,923
#   Koentec Co., Ltd.                                            306,814    738,155
#   Koh Young Technology, Inc.                                    78,674  2,957,082
#   Kolao Holdings                                               143,996    907,675
#   Kolon Corp.                                                   48,367  2,316,081
    Kolon Global Corp.                                            31,094    352,296
#   Kolon Life Science, Inc.                                       3,850    356,831
#   Kolon Plastic, Inc.                                           83,422    443,523
#   Komelon Corp.                                                 34,189    335,478
#   KONA I Co., Ltd.                                              98,589    866,776
#   Kook Soon Dang Brewery Co., Ltd.                              89,393    542,316
#   Kopla Co., Ltd.                                               23,784    264,891
#   Korea Alcohol Industrial Co., Ltd.                            87,321    599,343
#   Korea Cast Iron Pipe Industries Co., Ltd.                     65,260    549,268
#   Korea Circuit Co., Ltd.                                       79,720    935,808
#   Korea District Heating Corp.                                  21,958  1,256,988
    Korea Electric Terminal Co., Ltd.                             39,899  2,473,212
#   Korea Electronic Certification Authority, Inc.               127,960    743,001
#   Korea Electronic Power Industrial Development Co., Ltd.       74,881    295,086
    Korea Export Packaging Industrial Co., Ltd.                    5,621     90,546
*   Korea Flange Co., Ltd.                                        20,776    236,637
    Korea Fuel-Tech Corp.                                          3,130     12,667
#   Korea Industrial Co., Ltd.                                    95,471    589,710
#*  Korea Information & Communications Co, Ltd.                  103,315    955,334
#   Korea Information Certificate Authority, Inc.                 97,705    536,388

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
SOUTH KOREA -- (Continued)
#   Korea Kolmar Holdings Co., Ltd.                               52,289 $1,192,236
#*  Korea Line Corp.                                             111,900  1,757,789
#*  Korea Materials & Analysis Corp.                              32,509    662,105
    Korea Petrochemical Ind Co., Ltd.                             10,362  2,404,455
#   Korea United Pharm, Inc.                                      70,739  1,055,010
    Korean Reinsurance Co.                                       282,642  2,641,200
#   Kortek Corp.                                                  78,059    954,616
    KPX Chemical Co., Ltd.                                        13,493    731,306
#*  KR Motors Co., Ltd.                                           56,572     38,161
#*  KSCB Co., Ltd.                                                67,108    376,333
#   Ksign Co., Ltd.                                              285,103    551,466
    KSS LINE, Ltd.                                                64,515    485,847
*   KT Hitel Co., Ltd.                                            94,130    573,281
#*  KT Music Corp.                                               163,238    460,468
    KT Skylife Co., Ltd.                                         180,076  2,492,986
#   KT Submarine Co., Ltd.                                        93,128    377,395
#*  KTB Investment & Securities Co., Ltd.                        351,516    960,105
    KTCS Corp.                                                   155,288    342,563
#   Ktis Corp.                                                   176,462    532,167
#*  Kuk Young G&M                                                186,943    328,392
#   Kukbo Design Co., Ltd.                                        18,010    251,538
#   Kukdo Chemical Co., Ltd.                                      24,731  1,111,845
*   Kukdong Corp.                                                  1,069      7,905
#   Kukdong Oil & Chemicals Co., Ltd.                             62,920    176,980
#   Kum Yang Co., Ltd. .                                         101,497    223,421
#*  Kumho Electric Co., Ltd.                                      18,861    169,340
#*  Kumho Industrial Co., Ltd.                                   132,048  1,069,900
#*  Kumho Tire Co., Inc.                                         378,607  2,663,434
#   Kumkang Kind Co., Ltd.                                        17,201    559,305
    Kwang Dong Pharmaceutical Co., Ltd.                          228,725  1,631,150
#*  Kwang Myung Electric Co., Ltd.                               278,852    707,252
#   Kwangju Bank                                                 189,283  1,723,201
*   Kyeryong Construction Industrial Co., Ltd.                    19,078    216,897
    Kyobo Securities Co., Ltd.                                   141,085    991,898
#   Kyongbo Pharmaceutical Co., Ltd.                              80,079    899,326
#   Kyung Dong Navien Co., Ltd.                                   41,530  1,718,004
#*  Kyung Nam Pharm Co., Ltd.                                     31,125    130,919
#   Kyung-In Synthetic Corp.                                     189,016    799,888
#   Kyungbang, Ltd.                                               55,930    690,781
    Kyungchang Industrial Co., Ltd.                               87,499    369,104
#   KyungDong City Gas Co., Ltd.                                  16,677  1,093,274
#   Kyungdong Pharm Co., Ltd.                                     47,088    711,968
#   L&F Co., Ltd.                                                 16,505    219,294
#*  LB Semicon, Inc.                                             220,837    684,210
#   LEADCORP, Inc. (The)                                         115,261    658,255
#*  Leaders Cosmetics Co., Ltd.                                   90,584  1,436,899
*   Lee Ku Industrial Co., Ltd.                                  203,505    498,406
    LEENO Industrial, Inc.                                        71,549  2,421,313
#   Leenos Corp.                                                 179,182    561,639
    LF Corp.                                                     146,453  2,699,760
    LG Hausys, Ltd.                                               47,413  3,981,249
    LG International Corp.                                       190,724  5,307,171
#   Lion Chemtech Co., Ltd.                                       55,311    930,493

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
SOUTH KOREA -- (Continued)
#*  LIS Co., Ltd.                                                   67,572 $  549,774
#*  Liveplex Co., Ltd.                                             144,893    209,755
#   LMS Co., Ltd.                                                   32,869    250,036
#   Lock&Lock Co., Ltd.                                            154,467  1,822,146
#*  LOT Vacuum Co., Ltd.                                            50,206    610,099
    LOTTE Fine Chemical Co., Ltd.                                  135,631  3,582,137
    Lotte Food Co., Ltd.                                             5,307  2,873,486
#   LOTTE Himart Co., Ltd.                                          73,012  2,636,985
#*  Lotte Non-Life Insurance Co., Ltd.                             523,109  1,089,212
    LS Industrial Systems Co., Ltd.                                 99,113  3,605,117
*   Lumens Co., Ltd.                                               317,869  1,059,746
    Lutronic Corp.                                                  33,350    875,740
#*  Macrogen, Inc.                                                  66,897  1,736,643
#   Maeil Dairy Industry Co., Ltd.                                  47,074  1,688,910
#*  Majestar Co., Ltd.                                              30,167     63,362
#   Mcnex Co., Ltd.                                                 38,722    717,921
#   MDS Technology Co., Ltd.                                        45,925    768,550
#*  Mediana Co., Ltd.                                               32,764    379,260
#*  Medipost Co., Ltd.                                               3,841    174,878
    Meerecompany, Inc.                                               4,467     89,704
#   MegaStudy Co., Ltd.                                             18,200    541,548
    MegaStudyEdu Co., Ltd.                                           4,919    204,589
#*  Melfas, Inc.                                                   138,000    835,809
#   META BIOMED Co., Ltd.                                          137,952    530,683
#*  Mgame Corp.                                                    117,865    541,007
    Mi Chang Oil Industrial Co., Ltd.                                4,052    324,368
#*  MiCo, Ltd.                                                     162,654    447,814
#   Minwise Co., Ltd.                                               30,299    834,469
    Mirae Asset Daewoo Co., Ltd.                                    98,073    744,088
    Mirae Asset Life Insurance Co., Ltd.                           328,003  1,670,876
#*  Mirae Corp.                                                  2,226,388    572,164
    Miwon Chemicals Co., Ltd.                                        3,630    210,461
*   Miwon Commercial Co., Ltd.                                         716    133,000
#   Miwon Specialty Chemical Co., Ltd.                               1,331    565,520
#   MK Electron Co., Ltd.                                          115,208  1,024,743
#   MK Trend Co., Ltd.                                              31,608    340,468
#*  MNTech Co., Ltd.                                               123,572    686,964
#   Mobase Co., Ltd.                                                40,621    363,824
#   Moda-InnoChips Co., Ltd.                                        14,702    116,805
*   Modacom Co., Ltd.                                               18,319    173,660
#   Modetour Network, Inc.                                          79,973  2,241,771
#   Monalisa Co., Ltd.                                             104,072    714,923
#   MonAmi Co., Ltd.                                               112,097    460,323
#   Moorim P&P Co., Ltd.                                           153,611    521,707
#*  Moorim Paper Co., Ltd.                                         149,278    346,956
#   Motonic Corp.                                                   74,383    584,177
*   MPK Group, Inc.                                                 41,231     63,291
#   Muhak Co., Ltd.                                                102,401  2,018,221
#   Multicampus Co, Ltd.                                            18,268    574,440
#   Myungmoon Pharm Co., Ltd.                                      133,313    574,523
#   Namhae Chemical Corp.                                          172,692  1,286,651
#*  Namsun Aluminum Co., Ltd.                                      496,334    543,003
#   Namyang Dairy Products Co., Ltd.                                 2,288  1,441,337

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
SOUTH KOREA -- (Continued)
#*  Nanos Co., Ltd.                                                 38,381 $   22,727
#   Nasmedia Co., Ltd.                                              23,039    666,223
#*  Naturalendo Tech Co., Ltd.                                      50,138    664,832
#   NeoPharm Co., Ltd.                                              36,432    745,295
#*  Neowiz Games Corp.                                             112,898  1,039,535
#   NEOWIZ HOLDINGS Corp.                                           36,906    511,539
#   NEPES Corp.                                                    135,307  1,185,153
#   Nexen Corp.                                                    311,373  2,152,506
    Nexen Tire Corp.                                               184,994  2,096,056
#*  Nexon GT Co., Ltd.                                             112,012    866,416
#   Nexturn Co., Ltd.                                                8,227    206,635
#*  NHN Entertainment Corp.                                        114,640  5,228,371
#   NHN KCP Corp.                                                   86,089    926,505
    NICE Holdings Co., Ltd.                                        116,535  1,696,247
#   Nice Information & Telecommunication, Inc.                      39,286    941,357
#   NICE Information Service Co., Ltd.                             261,828  1,493,730
#   NICE Total Cash Management Co., Ltd.                           114,914    609,138
#*  NK Co., Ltd.                                                   272,803    618,187
#   Nong Shim Holdings Co., Ltd.                                    12,582  1,179,647
#*  Nong Woo Bio Co., Ltd.                                          57,548    763,413
#   Noroo Holdings Co., Ltd.                                        13,599    176,470
#   NOROO Paint & Coatings Co., Ltd.                                64,492    446,296
    NPC                                                             66,771    372,411
#   NS Shopping Co., Ltd.                                           13,805  1,786,393
#*  Nuri Telecom Co., Ltd.                                          57,184    450,754
#*  NUVOTEC Co., Ltd.                                              153,125    572,793
#*  Omnisystem Co., Ltd.                                           258,001    550,163
#*  ONDA Entertainment Co., Ltd.                                   171,971    429,078
#   Openbase, Inc.                                                 201,345    704,251
    Opto Device Technology Co., Ltd.                                53,373    410,510
#*  OPTRON-TEC, Inc.                                               122,304    707,283
#*  Orientbio, Inc.                                                446,032    658,103
#*  OSANGJAIEL Co., Ltd.                                            20,524    141,277
#*  Osstem Implant Co., Ltd.                                        89,339  4,420,351
#*  Osung LST Co., Ltd.                                            186,772    277,793
#   Pan-Pacific Co., Ltd.                                          181,760    577,916
#   Pang Rim Co., Ltd.                                              10,174    193,716
#*  PaperCorea, Inc.                                             1,570,103    777,650
#   Paradise Co., Ltd.                                             292,001  3,364,461
    Partron Co., Ltd.                                              349,480  3,334,153
#*  Paru Co., Ltd.                                                 214,272    692,076
#*  People & Technologies, Inc.                                     20,535    179,610
#   PHARMA RESEARCH PRODUCTS Co., Ltd.                              27,911    862,630
#*  Pharmicell Co., Ltd.                                            85,904    351,779
#*  Phoenix Materials Co., Ltd.                                    340,119    411,145
#   Pixelplus Co., Ltd.                                             26,251    360,491
*   PNE Solution Co., Ltd.                                           4,186     20,267
#*  Pobis TNC Co., Ltd.                                            236,542    580,809
    Poongsan Corp.                                                 135,445  5,075,124
#   Poongsan Holdings Corp.                                         27,511  1,142,356
    POSCO Chemtech Co., Ltd.                                       159,112  1,659,194
    POSCO Coated & Color Steel Co., Ltd.                            13,208    327,030
#   Posco ICT Co., Ltd.                                            406,650  1,999,272

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
SOUTH KOREA -- (Continued)
#   Posco M-Tech Co., Ltd.                                       148,368 $  374,361
#*  Power Logics Co., Ltd.                                       180,807    688,553
*   Prostemics Co., Ltd.                                         112,173    416,401
    PS TEC Co., Ltd.                                               6,466     29,373
#   PSK, Inc.                                                    111,558  1,352,583
#   Pulmuone Co., Ltd.                                             7,229    882,639
#   Pyeong Hwa Automotive Co., Ltd.                               87,747  1,018,764
#*  RaonSecure Co., Ltd.                                         138,657    305,314
#*  Redrover Co., Ltd.                                           165,883    770,866
#   Reyon Pharmaceutical Co., Ltd.                                34,594    831,438
#   RFsemi Technologies, Inc.                                     30,415    224,547
#   RFTech Co., Ltd.                                             125,838    658,321
#   Robostar Co., Ltd.                                            46,444    681,897
#   S Net Systems, Inc.                                           90,412    455,223
#*  S&S Tech Corp.                                               111,557    688,055
#   S&T Corp.                                                     14,935    262,998
#   S&T Dynamics Co., Ltd.                                       164,411  1,271,628
    S&T Holdings Co., Ltd.                                        52,081    755,295
#   S&T Motiv Co., Ltd.                                           67,248  2,634,701
#*  S-Connect Co., Ltd.                                          402,406  1,118,269
#   S-Energy Co., Ltd.                                            63,166    439,966
#*  S-MAC Co., Ltd.                                              145,823    788,435
#   Saeron Automotive Corp.                                        2,640     17,945
#*  Sajo Industries Co., Ltd.                                     20,665  1,167,212
#*  Sajodongaone Co., Ltd.                                       149,799    202,526
*   SAJOHAEPYO Corp.                                                 574      6,506
#   Sam Chun Dang Pharm Co., Ltd.                                102,144  1,067,752
#*  SAM KANG M&T Co., Ltd.                                        48,193    249,535
    Sam Young Electronics Co., Ltd.                               74,857    756,630
#   Sam Yung Trading Co., Ltd.                                    67,574  1,041,866
    Sam-A Pharm Co., Ltd.                                          4,439     76,602
#   Sambo Motors Co., Ltd.                                        13,687     67,902
#   Samchully Co., Ltd.                                           18,666  1,557,550
#   Samchuly Bicycle Co., Ltd.                                    56,388    614,819
#   Samho Development Co., Ltd.                                   64,551    189,702
#*  Samho International Co., Ltd.                                 41,074    520,447
#   SAMHWA Paints Industrial Co., Ltd.                            62,525    457,455
#   Samick Musical Instruments Co., Ltd.                         434,190    890,460
#   Samick THK Co., Ltd.                                          71,765    632,834
#*  Samji Electronics Co., Ltd.                                   77,681    551,631
#   Samjin LND Co., Ltd.                                          98,862    245,538
#   Samjin Pharmaceutical Co., Ltd.                               69,016  1,904,692
#   Samkee Automotive Co., Ltd.                                  109,961    287,291
#   Samkwang Glass                                                22,013  1,285,679
#   Sammok S-Form Co., Ltd.                                       56,157    681,048
#*  SAMT Co., Ltd.                                               430,729    718,017
#   Samwha Capacitor Co., Ltd.                                    61,058    523,705
    Samyang Corp.                                                 18,676  1,540,911
#   Samyang Foods Co., Ltd.                                       21,515    730,599
    Samyang Holdings Corp.                                        26,558  2,344,094
#   Samyang Tongsang Co., Ltd.                                    11,841    519,676
*   Samyoung Chemical Co., Ltd.                                  136,867    191,125
#   Sang-A Frontec Co., Ltd.                                      38,565    283,531

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
SOUTH KOREA -- (Continued)
#*  Sangbo Corp.                                                   169,943 $  498,747
#   Sangsin Brake                                                   25,198    139,084
#*  Sapphire Technology Co., Ltd.                                   42,273    202,659
#   SaraminHR Co, Ltd.                                              40,108    671,635
#   Satrec Initiative Co., Ltd.                                     19,154    573,917
#   SAVEZONE I&C Corp.                                              79,564    348,585
#*  SBI Investment Korea Co., Ltd.                                 257,130    128,853
    SBS Contents Hub Co., Ltd.                                      45,751    320,147
    SBS Media Holdings Co., Ltd.                                   325,519    741,115
#*  SBW                                                            842,879  1,319,112
#*  SDN Co., Ltd.                                                  233,470    291,030
    Seah Besteel Corp.                                              96,194  2,061,176
    SeAH Holdings Corp.                                              4,924    546,953
    SeAH Steel Corp.                                                21,656  2,016,920
#   Sebang Co., Ltd.                                                69,239    879,009
    Sebang Global Battery Co., Ltd.                                 48,713  1,452,177
#*  Seegene, Inc.                                                   58,471  1,705,951
#   Sejong Industrial Co., Ltd.                                     71,970    618,158
*   Sejong Telecom, Inc.                                         1,173,567    922,969
#   Sejoong Co., Ltd.                                               52,023    184,367
#   Sekonix Co., Ltd.                                               62,210    857,805
#*  Selvas AI Inc.                                                 111,896    431,860
#   Sempio Co.                                                       6,723    212,291
#*  Sempio Foods Co.                                                14,221    379,177
    Semyung Electric Machinery Co., Ltd.                             9,493     39,070
#   Seobu T&D                                                      120,764  1,678,080
#   Seohan Co., Ltd.                                               587,338  1,082,937
*   Seohee Construction Co., Ltd.                                1,033,788  1,172,830
#   Seondo Electric Co., Ltd.                                       91,667    305,686
#   Seoul Auction Co., Ltd.                                         82,515    718,444
#   Seoul Pharma Co., Ltd.                                          22,333    169,390
#   Seoul Semiconductor Co., Ltd.                                  304,747  3,987,591
#*  Seowon Co., Ltd.                                               169,363    248,776
#   SEOWONINTECH Co., Ltd.                                          73,343    703,613
#   Seoyon Co., Ltd.                                               109,742  1,042,101
#*  Seven Star Works Co., Ltd.                                      42,344    176,603
#*  Sewon Cellontech Co., Ltd.                                     341,652    799,874
    Sewon Precision Industry Co., Ltd.                              23,797    364,430
#   SEWOONMEDICAL Co., Ltd.                                        160,214    521,886
    SFA Engineering Corp.                                           76,819  4,656,114
#*  SFA Semicon Co, Ltd.                                           569,514  1,288,654
#*  SG Corp.                                                       865,420    896,242
#*  SG&G Corp.                                                      84,340    264,594
#*  SGA Co., Ltd.                                                  557,807    572,051
#   SH Energy & Chemical Co., Ltd.                                 646,049    863,263
#*  Shin Poong Pharmaceutical Co., Ltd.                            266,742  1,261,698
#*  Shinil Industrial Co., Ltd.                                    301,022    484,522
#   Shinsegae Engineering & Construction Co., Ltd.                  19,334    664,119
#   Shinsegae Food Co., Ltd.                                        10,010  1,193,885
#   Shinsegae Information & Communication Co., Ltd.                  8,076    487,923
#   Shinsegae International, Inc.                                   19,175  1,015,712
#*  Shinsung Solar Energy Co., Ltd.                                734,879  1,269,805
#*  Shinsung Tongsang Co., Ltd.                                    705,326    751,603

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
SOUTH KOREA -- (Continued)
#*  Shinwha Intertek Corp.                                         201,959 $  728,650
#*  Shinwon Corp.                                                  173,143    245,643
#   Shinyoung Securities Co., Ltd.                                  25,048  1,130,815
#   SHOWBOX Corp.                                                  247,253  1,133,746
#*  Signetics Corp.                                                354,106    464,955
#*  SIGONG TECH Co., Ltd.                                           91,546    526,917
#   Silicon Works Co., Ltd.                                         78,879  2,165,550
#   Silla Co., Ltd.                                                 43,567    597,573
#*  SIMMTECH HOLDINGS Co., Ltd.                                    217,148    601,985
    SIMPAC, Inc.                                                    92,128    362,913
    Sindoh Co., Ltd.                                                26,175  1,166,217
#   Sinjin SM Co., Ltd.                                             13,589     82,061
#   SJM Co., Ltd.                                                   34,349    179,773
#   SK Bioland Co., Ltd.                                            71,604  1,026,491
*   SK Communications Co., Ltd.                                    103,928    250,655
#   SK D&D Co., Ltd.                                                14,489    494,073
#   SK Gas, Ltd.                                                    31,017  2,882,070
#*  SK Securities Co., Ltd.                                      3,195,734  3,070,418
    SKC Co., Ltd.                                                  144,875  3,875,410
#*  SKC Solmics Co., Ltd.                                          200,739    840,464
#   SKCKOLONPI, Inc.                                               102,904  1,364,617
    SL Corp.                                                        95,286  1,913,162
#*  SM Culture & Contents Co., Ltd.                                232,304    428,415
#*  SM Entertainment Co.                                           131,762  2,599,039
#   SMCo.re, Inc.                                                   32,308    395,680
#   SMEC Co., Ltd.                                                 146,477    498,960
#*  SNTEK Co., Ltd.                                                  5,937     52,637
#*  SNU Precision Co., Ltd.                                        147,168    663,773
#*  Solborn, Inc.                                                  109,987    470,332
#   Solid, Inc.                                                    189,405    445,723
#   Songwon Industrial Co., Ltd.                                   110,517  1,556,038
#*  Sonokong Co., Ltd.                                             143,503    740,247
#*  Soosan Heavy Industries Co., Ltd.                              206,213    337,770
#   Soulbrain Co., Ltd.                                             68,403  3,169,140
#*  Spero Global Co., Ltd.                                          74,501    184,591
#   SPG Co., Ltd.                                                   44,924    205,246
#   Spigen Korea Co., Ltd.                                          19,858    909,382
*   Ssangyong Cement Industrial Co., Ltd.                           27,952    341,802
#   Ssangyong Materials Corp.                                      170,937    438,073
#*  Ssangyong Motor Co.                                            168,513  1,099,761
    Suheung Co., Ltd.                                               42,994  1,311,949
    Sun Kwang Co., Ltd.                                             11,079    173,676
#   Sunchang Corp.                                                  54,857    489,206
#*  SundayToz Corp.                                                 37,977    662,795
#   Sung Bo Chemicals Co., Ltd.                                     38,175    191,179
#   Sung Kwang Bend Co., Ltd.                                      145,690  1,354,703
#   Sungchang Enterprise Holdings, Ltd.                            422,410  1,125,363
#*  Sungshin Cement Co., Ltd.                                      115,422    682,786
#   Sungwoo Hitech Co., Ltd.                                       253,527  1,617,929
#   Sunjin Co., Ltd.                                                31,381    810,152
#*  Suprema HQ, Inc.                                                36,612    250,091
#*  Suprema, Inc.                                                   33,897    570,896
#*  Synopex, Inc.                                                  433,796    594,548

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
SOUTH KOREA -- (Continued)
#   Systems Technology, Inc.                                        72,171 $  659,459
#   Tae Kyung Industrial Co., Ltd.                                  39,841    160,526
    Taekwang Industrial Co., Ltd.                                    2,691  2,303,586
#*  Taewoong Co., Ltd.                                              71,264  1,365,634
#*  Taeyoung Engineering & Construction Co., Ltd.                  291,706  1,316,093
*   Taihan Textile Co., Ltd.                                           844     62,593
#*  TBH Global Co., Ltd.                                            84,215    667,000
#   TechWing, Inc.                                                  96,011  1,116,984
#*  Tera Semicon Co., Ltd.                                          45,083  1,050,737
#   TES Co., Ltd.                                                  101,888  2,153,498
#*  Texcell-NetCom Co., Ltd.                                       244,545  1,545,795
#*  Theragen Etex Co., Ltd.                                         42,112    202,893
#*  Thinkware Systems Corp.                                         44,674    416,316
#*  TK Chemical Corp.                                              294,194    481,984
#   TK Corp.                                                       112,353    933,300
#   TLI, Inc.                                                       23,474    123,415
#   Tokai Carbon Korea Co., Ltd.                                    36,022  1,189,964
#   Tong Yang Moolsan Co., Ltd.                                    332,550  1,031,119
#*  Tongyang Cement & Energy Corp.                                 153,912    410,323
    Tongyang Life Insurance Co., Ltd.                              273,830  2,494,733
#   Tongyang, Inc.                                               1,313,004  3,206,579
#   Tonymoly Co., Ltd.                                              38,198    694,256
#   Top Engineering Co., Ltd.                                       73,141    437,871
#   Toptec Co., Ltd.                                               124,617  2,615,905
#   Tovis Co., Ltd.                                                103,377    725,484
#*  Trais Co., Ltd.                                                 24,456     38,429
    TS Corp.                                                        29,456    581,903
#   UBCare Co., Ltd.                                               189,032    571,137
#   Ubiquoss, Inc.                                                  97,841    988,141
#*  Ubivelox, Inc.                                                  25,329    225,832
#   Ugint Co., Ltd.                                              1,358,550    513,777
#   Uju Electronics Co., Ltd.                                       46,940    713,434
    Unid Co., Ltd.                                                  37,357  1,432,628
#   Union Semiconductor Equipment & Materials Co., Ltd.            187,300    875,944
#   Uniquest Corp.                                                  88,372    502,313
#*  Unison Co., Ltd.                                                65,618     72,676
#   UniTest, Inc.                                                   85,605    791,394
#   Value Added Technologies Co., Ltd.                              54,783  1,591,942
#   Very Good Leisure Co., Ltd.                                     25,853    194,948
#   Viatron Technologies, Inc.                                      77,784  1,510,067
#   Vieworks Co., Ltd.                                              53,641  3,171,855
#   Visang Education, Inc.                                          45,951    657,352
#   Vitzrocell Co., Ltd.                                            80,528  1,029,644
*   W Holding Co., Ltd.                                            466,564    353,902
#*  Webzen, Inc.                                                   123,650  1,569,020
#*  Welcron Co., Ltd.                                              155,384    459,707
#*  WeMade Entertainment Co., Ltd.                                  74,933  1,509,103
#   Whanin Pharmaceutical Co., Ltd.                                 97,165  1,254,777
#   WillBes & Co. (The)                                            340,995    996,801
#*  Winix, Inc.                                                     44,681    327,626
#   Wins Co., Ltd.                                                  58,955    607,657
#   WiSoL Co., Ltd.                                                131,192  1,613,667
*   WIZIT Co., Ltd.                                                529,225    569,617

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
SOUTH KOREA -- (Continued)
#*  WONIK CUBE Corp.                                                13,011 $     28,588
#*  Wonik Holdings Co., Ltd.                                       287,753    1,505,800
#*  WONIK IPS Co., Ltd.                                            176,725    3,613,023
#*  Wonik Materials Co., Ltd.                                       24,255    1,340,657
#*  Wonik QnC Corp.                                                 63,143      935,928
    Woojin, Inc.                                                     2,070        9,950
#*  Woongjin Co., Ltd.                                             337,818      722,425
#*  Woongjin Energy Co., Ltd.                                      134,747      578,603
#*  Woongjin Thinkbig Co., Ltd.                                    176,340    1,422,498
*   Wooree ETI Co., Ltd.                                            19,242       28,928
#*  Woori Investment Bank Co., Ltd.                              2,611,217    1,507,045
#*  Woori Technology, Inc.                                         485,786      288,436
#*  Wooridul Pharmaceutical, Ltd.                                   53,501      816,069
#   Woory Industrial Co., Ltd.                                      40,403      764,221
#   Woosu AMS Co., Ltd.                                            139,479      402,414
#   WooSung Feed Co., Ltd.                                         122,004      347,347
#   Y G-1 Co., Ltd.                                                 83,466      664,739
#*  YD Online Corp.                                                149,819      480,717
#*  YeaRimDang Publishing Co., Ltd.                                 71,925      301,159
#   Yeong Hwa Metal Co., Ltd.                                      189,002      304,804
#   YES24 Co., Ltd.                                                 43,089      205,245
    YESCO Co., Ltd.                                                 18,211      570,389
#   YG Entertainment, Inc.                                          70,880    1,602,553
#*  YG Plus                                                         60,153      125,934
#   YJM Games Co., Ltd.                                            138,432      744,660
    YMC Co., Ltd.                                                   21,276      221,487
#*  Yonwoo Co., Ltd.                                                23,665      657,856
#   Yoosung Enterprise Co., Ltd.                                   142,242      532,225
#   YooSung T&S Co., Ltd.                                          106,473      573,659
#   Youlchon Chemical Co., Ltd.                                     73,188      856,693
#   Young Heung Iron & Steel Co., Ltd.                             287,784      398,553
*   Young Poong Mining & Construction Corp.                          1,580           --
#   Young Poong Precision Corp.                                     79,593      615,219
#   Youngone Holdings Co., Ltd.                                     36,935    1,823,289
#*  YoungWoo DSP Co., Ltd.                                          58,106      588,308
*   YTN Co., Ltd.                                                   73,837      156,306
#*  Yuanta Securities Korea Co., Ltd.                              733,238    2,135,160
#   YuHwa Securities Co., Ltd.                                      13,060      168,300
#*  Yungjin Pharmaceutical Co., Ltd.                                22,517      139,964
#*  Yuyang DNU Co., Ltd.                                           208,417      821,195
*   ZeroOne Interactive Co., Ltd.                                    3,200           --
#   Zeus Co., Ltd.                                                  45,926      722,845
#*  Zungwon En-Sys, Inc.                                            86,136      178,557
                                                                           ------------
TOTAL SOUTH KOREA                                                           796,728,147
                                                                           ------------
TAIWAN -- (15.2%)
#   A-DATA Technology Co., Ltd.                                  1,519,879    2,546,779
    Ability Enterprise Co., Ltd.                                 1,706,293      923,861
#*  AcBel Polytech, Inc.                                         2,800,599    2,113,465
#   Accton Technology Corp.                                      3,266,763    5,926,704
#   ACES Electronic Co., Ltd.                                      605,000      482,160
#   Achem Technology Corp.                                       1,616,860      594,745
#*  Acme Electronics Corp.                                         529,000      208,379

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
TAIWAN -- (Continued)
#   Acter Co., Ltd.                                                251,000 $  749,424
#   Actron Technology Corp.                                        451,150  1,587,603
#   Addcn Technology Co., Ltd.                                      88,299    546,962
#   Adlink Technology, Inc.                                        864,031  1,981,132
#   Advanced Ceramic X Corp.                                       293,000  2,419,799
*   Advanced Connectek, Inc.                                     1,202,000    339,748
    Advanced International Multitech Co., Ltd.                     501,000    416,355
#   Advanced Wireless Semiconductor Co.                            989,000  1,660,837
#   Advancetek Enterprise Co., Ltd.                                977,779    550,141
#*  AGV Products Corp.                                           3,358,433    790,031
#   AimCore Technology Co., Ltd.                                   334,589    248,851
    Alcor Micro Corp.                                              312,000    184,228
#*  ALI Corp.                                                    2,195,000  1,156,921
    All Ring Tech Co., Ltd.                                        418,000    798,665
    Allis Electric Co., Ltd.                                        54,000     17,129
#   Alltek Technology Corp.                                        671,855    531,314
#   Alltop Technology Co., Ltd.                                    384,000    828,098
#   Alpha Networks, Inc.                                         2,014,386  1,281,158
#   Altek Corp.                                                  1,805,945  1,405,385
#   Amazing Microelectronic Corp.                                  317,000    678,816
    Ambassador Hotel (The)                                       1,639,000  1,226,917
#   AMICCOM Electronics Corp.                                      248,000    303,219
    AMPOC Far-East Co., Ltd.                                       381,444    331,685
#   AmTRAN Technology Co., Ltd.                                  5,312,951  3,820,762
#   Anpec Electronics Corp.                                        585,590    571,317
#*  Apacer Technology, Inc.                                        573,325    593,405
#*  APCB, Inc.                                                     832,000    721,871
    Apex Biotechnology Corp.                                       654,483    834,370
    Apex International Co., Ltd.                                   665,293    653,175
#   Apex Medical Corp.                                             477,500    492,687
#   Apex Science & Engineering                                   1,046,132    272,135
#   Arcadyan Technology Corp.                                      921,718  1,807,297
    Ardentec Corp.                                               2,886,274  2,151,877
*   Arima Communications Corp.                                     769,644    126,071
*   Asia Optical Co., Inc.                                       1,615,000  2,070,904
#   Asia Plastic Recycling Holding, Ltd.                         1,099,398    611,229
#   Asia Polymer Corp.                                           2,135,987  1,321,675
#   Asia Vital Components Co., Ltd.                              2,146,058  1,696,743
#   ASMedia Technology, Inc.                                       162,000  1,603,841
#   ASPEED Technology, Inc.                                        146,599  1,927,495
#   ASROCK, Inc.                                                   141,000    171,217
    Aten International Co., Ltd.                                   609,479  1,571,459
    Audix Corp.                                                    614,600    694,049
#   AURAS Technology Co., Ltd.                                     424,148  1,267,905
#   Aurona Industries, Inc.                                        318,000    324,276
#   Aurora Corp.                                                   688,499  1,197,891
#   Avalue Technology, Inc.                                        266,000    499,629
*   Avermedia Technologies                                         767,446    257,255
*   Avision, Inc.                                                  437,000     96,115
#   AVY Precision Technology, Inc.                                 358,670    547,247
#   Awea Mechantronic Co., Ltd.                                    273,210    267,323
#   Axiomtek Co., Ltd.                                             303,000    535,579
    Bank of Kaohsiung Co., Ltd.                                  2,798,079    827,166

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES    VALUE++
                                                                 ---------- ----------
TAIWAN -- (Continued)
#   Basso Industry Corp.                                            753,900 $2,269,865
#   BenQ Materials Corp.                                          1,272,000    582,567
#   BES Engineering Corp.                                        10,187,750  2,029,364
#   Bionet Corp.                                                    132,000    124,243
#   Bionime Corp.                                                    67,000    124,965
*   Biostar Microtech International Corp.                         1,025,975    286,740
#   Bioteque Corp.                                                  376,308  1,353,942
#   Bizlink Holding, Inc.                                           685,954  3,632,778
#   Boardtek Electronics Corp.                                      798,000    767,724
#   Bon Fame Co., Ltd.                                               87,000    413,230
    Bothhand Enterprise, Inc.                                       249,000    423,477
    Bright Led Electronics Corp.                                    525,520    202,474
#*  Browave Corp.                                                   438,000    675,982
#*  C Sun Manufacturing, Ltd.                                       722,221    441,911
    C-Media Electronics, Inc.                                        45,000     39,218
*   Cameo Communications, Inc.                                      393,818     79,832
    Capital Futures Corp.                                           221,000    257,575
#   Capital Securities Corp.                                     13,430,142  3,859,926
    Career Technology MFG. Co., Ltd.                              2,145,000  1,212,931
#*  Carnival Industrial Corp.                                     1,419,000    236,532
    Casetek Holdings, Ltd.                                          701,000  2,156,013
    Cathay Chemical Works                                            30,000     14,337
*   Cathay Real Estate Development Co., Ltd.                      4,069,700  2,425,007
    Celxpert Energy Corp.                                            44,000     25,557
#*  Center Laboratories, Inc.                                       475,000    912,268
#   Central Reinsurance Co., Ltd.                                   919,410    431,169
#   ChainQui Construction Development Co., Ltd.                     379,083    207,571
*   Champion Building Materials Co., Ltd.                         2,163,851    487,659
#   Champion Microelectronic Corp.                                  202,922    240,283
*   Chang Wah Electromaterials, Inc.                                213,905    881,939
#   Channel Well Technology Co., Ltd.                               976,000    879,992
#   Charoen Pokphand Enterprise                                   1,305,985  1,945,421
#   Chaun-Choung Technology Corp.                                   444,000  2,182,603
#   CHC Healthcare Group                                            215,000    289,778
#   CHC Resources Corp.                                             423,348    717,215
#   Chen Full International Co., Ltd.                               610,000    973,828
#   Chenbro Micom Co., Ltd.                                         407,000    675,222
#   Cheng Loong Corp.                                             5,698,383  2,621,087
#   Cheng Uei Precision Industry Co., Ltd.                        2,954,331  3,451,399
#   Chenming Mold Industry Corp.                                    614,437    337,090
    Chia Chang Co., Ltd.                                            878,000    732,731
#   Chia Hsin Cement Corp.                                        1,861,121    571,349
    Chian Hsing Forging Industrial Co., Ltd.                         10,000     14,339
#   Chicony Power Technology Co., Ltd.                              847,210  1,265,586
#   Chien Kuo Construction Co., Ltd.                              1,568,312    425,008
#   Chilisin Electronics Corp.                                      603,315  1,476,821
#   Chime Ball Technology Co., Ltd.                                 119,698    155,749
#   Chimei Materials Technology Corp.                             2,148,900    941,774
    Chin-Poon Industrial Co., Ltd.                                2,503,207  4,971,254
    China Bills Finance Corp.                                     1,545,000    648,698
#   China Chemical & Pharmaceutical Co., Ltd.                     1,852,000  1,069,439
#   China Ecotek Corp.                                              200,000    311,894
*   China Electric Manufacturing Corp.                            1,404,900    344,476

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES    VALUE++
                                                                 ---------- ----------
TAIWAN -- (Continued)
    China General Plastics Corp.                                  2,274,147 $1,755,060
*   China Glaze Co., Ltd.                                           507,002    205,910
#   China Man-Made Fiber Corp.                                    5,216,972  1,488,181
    China Metal Products                                          1,714,603  1,722,843
    China Motor Corp.                                               187,609    171,516
#*  China Petrochemical Development Corp.                        16,055,000  5,765,430
#   China Steel Chemical Corp.                                      888,554  3,475,840
#   China Steel Structure Co., Ltd.                                 585,000    400,578
#   China Synthetic Rubber Corp.                                  3,261,573  2,968,765
*   China United Trust & Investment Corp.                           164,804         --
*   China Wire & Cable Co., Ltd.                                    695,160    506,268
#*  Chinese Maritime Transport, Ltd.                                556,594    497,738
    Chipbond Technology Corp.                                     3,805,000  5,513,773
#   ChipMOS TECHNOLOGIES, Inc.                                    1,282,000  1,013,763
#   Chlitina Holding, Ltd.                                          290,000  1,361,239
#   Chong Hong Construction Co., Ltd.                             1,228,666  2,548,957
*   Chou Chin Industrial Co., Ltd.                                      825         --
#   Chroma ATE, Inc.                                              1,973,821  5,174,326
    Chun YU Works & Co., Ltd.                                     1,382,000    594,831
    Chun Yuan Steel                                               2,283,529    871,661
*   Chung Hung Steel Corp.                                        6,026,979  2,059,749
#   Chung Hwa Pulp Corp.                                          2,943,405    930,451
    Chung-Hsin Electric & Machinery Manufacturing Corp.           2,779,375  1,852,042
#   Chunghwa Chemical Synthesis & Biotech Co., Ltd.                 165,000    142,301
*   Chunghwa Picture Tubes, Ltd.                                 14,410,000    655,867
#   Chyang Sheng Dyeing & Finishing Co., Ltd.                       297,000    199,976
    Cleanaway Co., Ltd.                                             459,000  2,393,056
#   Clevo Co.                                                     3,054,200  2,689,646
#*  CMC Magnetics Corp.                                          15,197,566  1,725,247
#*  Co-Tech Development Corp.                                       750,000  1,002,180
    CoAdna Holdings, Inc.                                            44,000     98,675
#   CoAsia Microelectronics Corp.                                   803,397    361,298
#   Coland Holdings, Ltd.                                           295,000    461,774
    Collins Co., Ltd.                                               562,431    192,964
#   Compeq Manufacturing Co., Ltd.                                7,428,000  3,953,835
#   Compucase Enterprise                                            413,000    561,944
    Concord Securities Co., Ltd.                                  3,059,000    615,053
#   Continental Holdings Corp.                                    3,306,320  1,118,288
    Contrel Technology Co., Ltd.                                    798,000    418,522
#   Coremax Corp.                                                   278,000    385,199
*   Coretronic Corp.                                              3,022,200  3,306,815
#   Cowealth Medical Holding Co., Ltd.                               95,000    144,040
#   Coxon Precise Industrial Co., Ltd.                              820,000    806,011
#   Creative Sensor, Inc.                                           244,000    183,185
#   CSBC Corp. Taiwan                                             2,980,610  1,319,318
#   Cub Elecparts, Inc.                                             332,257  2,620,507
#   CviLux Corp.                                                    520,040    484,054
#   Cyberlink Corp.                                                 526,697  1,181,264
#   CyberPower Systems, Inc.                                        264,000    852,075
#   CyberTAN Technology, Inc.                                     1,573,779    962,566
#   Cypress Technology Co., Ltd.                                    224,000    924,001
#*  D-Link Corp.                                                  5,120,668  1,702,546
#   DA CIN Construction Co., Ltd.                                 1,001,711    619,203

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES    VALUE++
                                                                 ---------- ----------
TAIWAN -- (Continued)
#   Da-Li Development Co., Ltd.                                     976,189 $  616,873
#   Dadi Early-Childhood Education Group Ltd.                        48,000    269,129
    Dafeng TV, Ltd.                                                 454,870    479,174
#*  Danen Technology Corp.                                        2,682,000    619,121
    Darfon Electronics Corp.                                      1,769,550  1,136,175
    Darwin Precisions Corp.                                       2,422,635    991,038
    Davicom Semiconductor, Inc.                                      52,888     36,210
#   De Licacy Industrial Co., Ltd.                                1,268,798  1,039,736
    Delpha Construction Co., Ltd.                                   839,931    354,958
    Depo Auto Parts Ind Co., Ltd.                                   698,000  1,860,443
*   Der Pao Construction Co., Ltd.                                  902,078         --
#   DFI, Inc.                                                       514,524    825,787
#   Dimerco Express Corp.                                           728,000    509,779
    Dr Wu Skincare Co., Ltd.                                         13,000     66,879
    Draytek Corp.                                                    42,000     43,528
#   Dynacolor, Inc.                                                 306,000    389,195
*   Dynamic Electronics Co., Ltd.                                 1,862,321    525,189
    Dynapack International Technology Corp.                         971,000  1,143,057
    E Ink Holdings, Inc.                                          5,656,000  4,473,982
#   E-Lead Electronic Co., Ltd.                                     507,942    521,827
#   E-Life Mall Corp.                                               446,000    887,559
*   E-Ton Solar Tech Co., Ltd.                                    2,541,209    795,571
*   Eastern Media International Corp.                             3,003,889    711,261
#   Edimax Technology Co., Ltd.                                   1,297,108    435,394
#*  Edison Opto Corp.                                               810,000    370,574
#   Edom Technology Co., Ltd.                                     1,131,968    598,674
    eGalax_eMPIA Technology, Inc.                                   346,703    534,329
#   Elan Microelectronics Corp.                                   2,752,715  3,020,509
#   Elite Advanced Laser Corp.                                      741,520  2,950,982
    Elite Material Co., Ltd.                                      1,920,350  6,738,835
    Elite Semiconductor Memory Technology, Inc.                   1,885,200  2,012,896
    Elitegroup Computer Systems Co., Ltd.                         2,281,254  1,370,378
#   eMemory Technology, Inc.                                        482,000  6,141,387
#   Emerging Display Technologies Corp.                             646,000    211,696
    ENG Electric Co., Ltd.                                        1,161,465    634,014
#   Ennoconn Corp.                                                   87,972  1,265,714
#   EnTie Commercial Bank Co., Ltd.                               2,226,603    963,701
*   Episil Holdings, Inc.                                           149,000     46,949
#*  Epistar Corp.                                                 6,137,000  4,628,983
#   Eslite Spectrum Corp. (The)                                      44,000    215,391
#   Eson Precision Ind. Co., Ltd.                                   411,000    514,020
    Eternal Materials Co., Ltd.                                   3,995,618  4,331,622
*   Etron Technology, Inc.                                        1,880,000    743,920
#   Eurocharm Holdings Co., Ltd.                                    182,000    462,583
#   Everest Textile Co., Ltd.                                     2,526,562  1,373,181
    Evergreen International Storage & Transport Corp.             3,627,000  1,703,072
#   Everlight Chemical Industrial Corp.                           3,210,606  2,059,571
#   Everlight Electronics Co., Ltd.                               2,895,000  4,528,940
#   Everspring Industry Co., Ltd.                                   799,000    416,949
#   Excelsior Medical Co., Ltd.                                     602,217    866,934
#   EZconn Corp.                                                    143,000    207,639
    Far Eastern Department Stores, Ltd.                           5,475,000  2,833,036
    Far Eastern International Bank                               14,917,921  4,373,507

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
TAIWAN -- (Continued)
#   Faraday Technology Corp.                                     1,537,788 $1,585,201
*   Farglory F T Z Investment Holding Co., Ltd.                    485,000    235,210
    Farglory Land Development Co., Ltd.                          1,924,000  2,279,380
#   Federal Corp.                                                3,236,238  1,727,621
    Feedback Technology Corp.                                      243,000    410,864
#   Feng Hsin Steel Co., Ltd.                                    3,017,100  4,613,970
    Fine Blanking & Tool Co., Ltd.                                  13,000     18,660
*   First Copper Technology Co., Ltd.                              791,000    195,971
#   First Hotel                                                    976,967    519,071
#*  First Insurance Co., Ltd. (The)                              1,157,179    484,418
*   First Steamship Co., Ltd.                                    2,484,218    588,250
#   FLEXium Interconnect, Inc.                                   2,033,519  5,841,709
#   Flytech Technology Co., Ltd.                                   761,309  2,377,133
#   FocalTech Systems Co., Ltd.                                  1,639,048  1,899,727
#   Formosa Advanced Technologies Co., Ltd.                      1,125,000    834,103
#   Formosa International Hotels Corp.                             332,329  1,760,034
#   Formosa Laboratories, Inc.                                     503,000  1,574,952
#   Formosa Oilseed Processing Co., Ltd.                           708,567  1,090,755
    Formosa Optical Technology Co., Ltd.                           145,000    345,874
*   Formosan Rubber Group, Inc.                                  2,677,501  1,355,548
    Formosan Union Chemical                                      1,652,218    897,335
#   Fortune Electric Co., Ltd.                                     834,078    480,845
#   Founding Construction & Development Co., Ltd.                1,114,623    566,167
    Foxlink Image Technology Co., Ltd.                             669,000    343,217
#   Foxsemicon Integrated Technology, Inc.                         371,000  1,039,865
*   Froch Enterprise Co., Ltd.                                   1,216,189    402,206
    FSP Technology, Inc.                                         1,036,427    790,474
#   Fulgent Sun International Holding Co., Ltd.                    355,827    705,628
    Fullerton Technology Co., Ltd.                                 399,600    306,668
#   Fulltech Fiber Glass Corp.                                   1,848,083    859,912
    Fwusow Industry Co., Ltd.                                      838,751    423,176
    G Shank Enterprise Co., Ltd.                                   822,281    688,372
#*  G Tech Optoelectronics Corp.                                   780,354    488,838
#   Gallant Precision Machining Co., Ltd.                        1,024,000    726,809
#   Gamania Digital Entertainment Co., Ltd.                        669,000    614,638
    Gemtek Technology Corp.                                      2,257,219  1,761,572
#   General Interface Solution Holding, Ltd.                       871,000  2,760,441
#   General Plastic Industrial Co., Ltd.                           248,553    336,788
#   Generalplus Technology, Inc.                                   284,000    353,532
#*  Genesis Photonics, Inc.                                      2,089,990    207,181
#   Genesys Logic, Inc.                                            568,000    740,282
#*  Genius Electronic Optical Co., Ltd.                            485,427  2,789,687
*   Genmont Biotech, Inc.                                           48,000     33,082
    Genovate Biotechnology Co., Ltd.                                56,000     67,787
#   GeoVision, Inc.                                                443,931    610,698
    Getac Technology Corp.                                       2,800,360  4,180,615
#   Giantplus Technology Co., Ltd.                               1,585,900    902,110
    Gigabyte Technology Co., Ltd.                                3,717,800  4,872,609
#   Gigasolar Materials Corp.                                      192,880  2,154,827
#*  Gigastorage Corp.                                            2,404,561  1,830,636
#   Ginko International Co., Ltd.                                  235,000  2,310,059
#*  Gintech Energy Corp.                                         3,308,297  2,178,608
#*  Global Brands Manufacture, Ltd.                              1,991,359    764,743

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES    VALUE++
                                                                 ---------- ----------
TAIWAN -- (Continued)
#   Global Lighting Technologies, Inc.                              574,000 $1,125,615
    Global Mixed Mode Technology, Inc.                              519,000  1,140,247
#   Global PMX Co., Ltd.                                            252,000  1,131,427
#   Global Unichip Corp.                                            638,000  1,629,627
#*  Globalwafers Co., Ltd.                                          466,048  2,141,703
    Globe Union Industrial Corp.                                  1,361,914    701,840
#   Gloria Material Technology Corp.                              3,509,547  2,353,960
#   Glory Science Co., Ltd.                                         330,296    607,098
*   GlycoNex, Inc.                                                   89,000     90,695
#*  Gold Circuit Electronics, Ltd.                                2,805,227    939,956
    Golden Friends Corp.                                             44,000     50,367
#   Goldsun Building Materials Co., Ltd.                          8,833,722  2,089,424
    Good Will Instrument Co., Ltd.                                  237,869    151,224
    Gourmet Master Co., Ltd.                                        105,000    918,907
    Grand Ocean Retail Group, Ltd.                                  133,000    103,811
    Grand Pacific Petrochemical                                   6,845,000  4,460,335
#   Grand Plastic Technology Corp.                                  115,000    619,139
#   Grape King Bio, Ltd.                                            740,000  4,204,795
#   Great China Metal Industry                                    1,001,000    793,576
#   Great Taipei Gas Co., Ltd.                                    1,645,000  1,270,140
    Great Wall Enterprise Co., Ltd.                               3,741,774  3,447,360
    Greatek Electronics, Inc.                                     1,750,000  2,213,641
#*  Green Energy Technology, Inc.                                 2,369,457  1,296,493
    Green River Holding Co., Ltd.                                    68,000    423,045
#   Green Seal Holding, Ltd.                                        311,000  1,526,676
#*  GTM Holdings Corp.                                              681,000    375,644
#   Hakers Enterprise Co., Ltd.                                     127,200    182,852
    Hannstar Board Corp.                                          2,158,049  1,200,379
#*  HannStar Display Corp.                                       21,469,506  5,653,879
*   HannsTouch Solution, Inc.                                     3,604,805  1,196,516
#   Hanpin Electron Co., Ltd.                                       387,000    509,746
#*  Harvatek Corp.                                                  941,949    332,085
#   Hey Song Corp.                                                2,000,750  2,062,015
#   Hi-Clearance, Inc.                                              185,000    558,897
#   HIM International Music, Inc.                                   148,000    540,954
#   Hiroca Holdings, Ltd.                                           393,448  1,141,338
#*  HiTi Digital, Inc.                                            1,013,935    392,599
#   Hitron Technology, Inc.                                       1,757,213  1,122,259
#*  Ho Tung Chemical Corp.                                        5,527,391  1,505,941
#   Hocheng Corp.                                                 2,223,700    688,834
    Hold-Key Electric Wire & Cable Co., Ltd.                        205,908     55,319
#   Holiday Entertainment Co., Ltd.                                 425,800    691,971
    Holtek Semiconductor, Inc.                                    1,253,000  1,999,528
#   Holy Stone Enterprise Co., Ltd.                               1,290,728  1,334,591
#   Hong TAI Electric Industrial                                    979,000    284,603
#   Hong YI Fiber Industry Co.                                      758,652    500,534
*   Horizon Securities Co., Ltd.                                  2,760,000    568,849
#   Hota Industrial Manufacturing Co., Ltd.                       1,438,128  5,963,328
#*  Hsin Kuang Steel Co., Ltd.                                    1,487,443  1,071,671
#   Hsin Yung Chien Co., Ltd.                                       240,100    594,239
#   Hsing TA Cement Co.                                             540,900    173,541
#   Hu Lane Associate, Inc.                                         535,866  2,516,184
*   HUA ENG Wire & Cable Co., Ltd.                                2,359,565    674,561

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
TAIWAN -- (Continued)
#   Huaku Development Co., Ltd.                                  1,759,816 $3,452,208
#   Huang Hsiang Construction Corp.                                754,800    929,539
    Hung Ching Development & Construction Co., Ltd.                730,000    501,899
    Hung Poo Real Estate Development Corp.                       1,710,185  1,404,891
#   Hung Sheng Construction, Ltd.                                3,211,400  1,980,644
#   Huxen Corp.                                                    301,244    388,467
#   Hwa Fong Rubber Co., Ltd.                                    1,625,890    571,093
#*  Hwacom Systems, Inc.                                           442,000    169,518
*   I-Chiun Precision Industry Co., Ltd.                           846,313    245,161
#   I-Sheng Electric Wire & Cable Co., Ltd.                        709,000  1,012,049
#*  Ibase Technology, Inc.                                         774,073  1,505,087
#*  Ichia Technologies, Inc.                                     2,319,000  1,200,889
#   Ideal Bike Corp.                                               862,263    318,202
    IEI Integration Corp.                                        1,137,209  1,678,199
    Infortrend Technology, Inc.                                  1,203,163    612,150
#   Innodisk Corp.                                                 375,053    985,446
#*  Inpaq Technology Co., Ltd.                                     546,000    359,462
#   Intai Technology Corp.                                         213,000  1,033,851
#   Integrated Service Technology, Inc.                            382,178  1,144,427
#   IntelliEPI, Inc.                                               210,000    554,755
#   International Games System Co., Ltd.                           368,000  2,429,868
#   Iron Force Industrial Co., Ltd.                                295,393  1,675,671
#   ITE Technology, Inc.                                           968,095    917,286
    ITEQ Corp.                                                   1,437,614  1,918,630
    J Touch Corp.                                                   11,000        397
#   Jarllytec Co., Ltd.                                            303,000    630,257
#   Jentech Precision Industrial Co., Ltd.                         422,868    667,898
#   Jess-Link Products Co., Ltd.                                   953,900    912,662
#   Jih Sun Financial Holdings Co., Ltd.                         9,310,896  2,017,717
#   Jinli Group Holdings, Ltd.                                     630,600    697,683
#   Johnson Health Tech Co., Ltd.                                  588,257    854,372
#   K Laser Technology, Inc.                                       683,000    366,274
#   Kang Na Hsiung Enterprise Co., Ltd.                            333,020    117,018
#   Kaori Heat Treatment Co., Ltd.                                 598,197  1,039,620
#   Kaulin Manufacturing Co., Ltd.                                 875,330    454,020
#   KD Holding Corp.                                               181,000  1,011,269
#   KEE TAI Properties Co., Ltd.                                 2,564,473    751,292
#   Kenmec Mechanical Engineering Co., Ltd.                      1,245,000    423,457
#   Kerry TJ Logistics Co., Ltd.                                 1,640,000  2,317,762
    Kindom Construction Corp.                                    2,433,000  1,518,984
    King Chou Marine Technology Co., Ltd.                          422,000    543,634
*   King Yuan Electronics Co., Ltd.                              8,804,979  7,603,937
    King's Town Bank Co., Ltd.                                   4,055,701  3,710,934
#*  King's Town Construction Co., Ltd.                             921,074    650,873
#   Kingcan Holdings, Ltd.                                         224,000    235,089
#   Kingpak Technology, Inc.                                       153,117  1,051,879
#   Kinik Co.                                                      858,000  1,766,437
#*  Kinko Optical Co., Ltd.                                        964,000    646,017
#   Kinpo Electronics                                            8,649,157  3,471,874
    Kinsus Interconnect Technology Corp.                           812,000  1,869,488
#   KMC Kuei Meng International, Inc.                              362,146  1,472,882
#   KS Terminals, Inc.                                             824,482  1,081,092
#   Kung Long Batteries Industrial Co., Ltd.                       425,000  2,133,016

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES    VALUE++
                                                                 ---------- ----------
TAIWAN -- (Continued)
#*  Kung Sing Engineering Corp.                                   1,965,000 $  633,438
#   Kuo Toong International Co., Ltd.                             1,326,511    843,573
    Kuoyang Construction Co., Ltd.                                2,979,384  1,147,216
*   Kwong Fong Industries Corp.                                     934,183    788,900
#   Kwong Lung Enterprise Co., Ltd.                                 354,000    514,655
#   KYE Systems Corp.                                             1,763,672    495,346
#   L&K Engineering Co., Ltd.                                     1,114,048  1,251,406
#*  LAN FA Textile                                                1,708,933    479,567
#   Land Mark Optoelectronics Corp.                                 197,300  1,749,610
#   Lanner Electronics, Inc.                                        633,006    896,392
    Laser Tek Taiwan Co., Ltd.                                       92,504     71,273
    LCY Chemical Corp.                                            1,014,383  1,434,894
#   Leader Electronics, Inc.                                        828,000    275,265
#   Leadtrend Technology Corp.                                      120,086    136,846
    Lealea Enterprise Co., Ltd.                                   4,749,892  1,284,234
    Ledlink Optics, Inc.                                            277,762    398,867
    Ledtech Electronics Corp.                                       351,000    156,781
    LEE CHI Enterprises Co., Ltd.                                 1,115,000    370,146
#   Lelon Electronics Corp.                                         512,300    650,367
    Leofoo Development Co., Ltd.                                  1,754,116    455,319
#*  LES Enphants Co., Ltd.                                          727,754    254,307
    Lextar Electronics Corp.                                      2,699,500  1,187,819
#   Li Cheng Enterprise Co., Ltd.                                   371,800    999,574
#*  Li Peng Enterprise Co., Ltd.                                  4,191,897  1,143,217
#   Lian HWA Food Corp.                                             440,584    449,071
#   Lien Chang Electronic Enter                                     476,000    209,732
#   Lien Hwa Industrial Corp.                                     3,961,115  2,961,928
*   Lingsen Precision Industries, Ltd.                            2,644,506    995,146
#   Lion Travel Service Co., Ltd.                                    58,000    151,370
#   Lite-On Semiconductor Corp.                                   1,509,539  1,406,783
    Long Bon International Co., Ltd.                              2,438,945  1,302,437
#   Long Chen Paper Co., Ltd.                                     3,616,722  2,844,878
#   Longwell Co.                                                    854,000    760,089
#   Lotes Co., Ltd.                                                 451,778  1,459,228
#   Lu Hai Holding Corp.                                            240,000    411,480
#   Lucky Cement Corp.                                            1,563,000    457,309
#   Lumax International Corp., Ltd.                                 626,769  1,020,968
    Lung Yen Life Service Corp.                                     809,000  1,442,006
#   LuxNet Corp.                                                    432,482    478,722
#   Macauto Industrial Co., Ltd.                                    315,000  1,845,999
    Machvision, Inc.                                                187,000    351,162
#   Macroblock, Inc.                                                160,000    356,676
*   Macronix International                                       25,043,481  5,584,229
#   Mag Layers Scientific-Technics Co., Ltd.                        281,303    540,132
#   Makalot Industrial Co., Ltd.                                  1,320,677  4,910,872
#   Marketech International Corp.                                   862,000    824,426
#   Masterlink Securities Corp.                                   7,959,728  2,160,941
#   Materials Analysis Technology, Inc.                             216,342    622,191
#*  Mayer Steel Pipe Corp.                                          884,567    384,106
    Maywufa Co., Ltd.                                                69,322     30,965
#   Meiloon Industrial Co.                                          693,809    381,103
    Mercuries & Associates Holding, Ltd.                          2,431,790  1,787,203
#*  Mercuries Life Insurance Co., Ltd.                            6,049,359  3,343,900

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
TAIWAN -- (Continued)
#   Merry Electronics Co., Ltd.                                  1,111,477 $4,651,283
*   Microbio Co., Ltd.                                           2,355,607  1,677,060
#*  Microelectronics Technology, Inc.                              257,655    202,713
    Microlife Corp.                                                301,600    731,197
    Mildef Crete, Inc.                                             195,000    261,032
#   MIN AIK Technology Co., Ltd.                                 1,302,316  1,417,947
#   Mirle Automation Corp.                                       1,306,959  1,612,168
    Mitac Holdings Corp.                                         3,556,004  3,929,456
#   Mobiletron Electronics Co., Ltd.                               465,800    625,901
#*  momo.com, Inc.                                                  89,000    536,542
*   Mosel Vitelic, Inc.                                            884,201     83,268
#*  Motech Industries, Inc.                                      2,619,000  2,495,613
#   MPI Corp.                                                      445,000  1,466,932
#   Nak Sealing Technologies Corp.                                 375,954    984,428
#   Namchow Chemical Industrial Co., Ltd.                        1,306,000  2,675,689
#   Nan Kang Rubber Tire Co., Ltd.                               3,331,952  3,150,751
#   Nan Liu Enterprise Co., Ltd.                                   288,000  1,377,458
    Nan Ren Lake Leisure Amusement Co., Ltd.                       855,000    227,339
    Nan Ya Printed Circuit Board Corp.                           1,627,000  1,293,861
#   Nang Kuang Pharmaceutical co., Ltd.                            292,000    376,577
#   Nantex Industry Co., Ltd.                                    1,671,714  1,210,050
#   National Petroleum Co., Ltd.                                   217,824    266,670
#*  Neo Solar Power Corp.                                        6,203,744  3,162,290
#   Netronix, Inc.                                                 468,000  1,009,083
    New Asia Construction & Development Corp.                      338,835     79,122
    New Best Wire Industrial Co., Ltd.                              92,000     88,487
#   New Era Electronics Co., Ltd.                                  312,000    219,299
#*  Newmax Technology Co., Ltd.                                    705,009    499,968
#   Nexcom International Co., Ltd.                                 677,094    733,477
#   Nichidenbo Corp.                                               927,801    723,440
    Nien Hsing Textile Co., Ltd.                                 1,601,436  1,256,448
#   Nishoku Technology, Inc.                                       274,000    631,121
#   Nuvoton Technology Corp.                                       528,000    700,077
*   O-TA Precision Industry Co., Ltd.                               42,000     17,379
*   Ocean Plastics Co., Ltd.                                       868,200    722,830
#   On-Bright Electronics, Inc.                                    218,600  1,526,982
    OptoTech Corp.                                               3,753,886  1,694,581
#   Orient Europharma Co., Ltd.                                    175,000    335,826
*   Orient Semiconductor Electronics, Ltd.                       4,145,000  1,506,758
#*  Oriental Union Chemical Corp.                                3,219,267  2,852,184
#   P-Duke Technology Co., Ltd.                                    265,000    536,815
    P-Two Industries, Inc.                                          49,000     29,171
#   Pacific Construction Co.                                     1,868,921    661,205
#   Pacific Hospital Supply Co., Ltd.                              341,000    869,520
#   Paiho Shih Holdings Corp.                                      783,600    936,514
#   Pan Jit International, Inc.                                  2,371,541  1,278,626
#   Pan-International Industrial Corp.                           2,834,747  2,283,693
#   Parade Technologies, Ltd.                                      437,401  4,522,679
#*  Paragon Technologies Co., Ltd.                                 444,246    294,397
#   PChome Online, Inc.                                            574,921  4,758,767
#   PCL Technologies, Inc.                                         152,000    438,115
#   Pharmally International Holding Co., Ltd.                      175,000  2,427,950
#*  Phihong Technology Co., Ltd.(6214140)                        1,483,901    528,772

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES    VALUE++
                                                                 ---------- ----------
TAIWAN -- (Continued)
    Phihong Technology Co., Ltd.()                                  256,501 $    7,774
#   Phoenix Tours International, Inc.                               303,450    334,590
#   Pixart Imaging, Inc.                                            593,150  1,315,639
    Planet Technology Corp.                                           9,000     13,731
#   Polytronics Technology Corp.                                    342,027    636,091
#   Portwell, Inc.                                                  468,000    598,210
#   Posiflex Technology, Inc.                                       312,024  1,734,897
*   Potrans Electrical Corp., Ltd.                                  228,000         --
#   Power Quotient International Co., Ltd.                          970,600    317,041
    Powertech Industrial Co., Ltd.                                   80,000     36,013
    Poya International Co., Ltd.                                    281,236  3,435,026
#   President Securities Corp.                                    5,867,664  2,164,323
    Primax Electronics, Ltd.                                      2,765,000  3,941,209
#*  Prime Electronics & Satellitics, Inc.                           667,822    210,264
    Prince Housing & Development Corp.                            8,365,644  2,792,116
#*  Princeton Technology Corp.                                    1,099,000    293,129
#   Pro Hawk Corp.                                                   43,000    216,180
*   Prodisc Technology, Inc.                                      1,707,199         --
#   Promate Electronic Co., Ltd.                                  1,060,000  1,033,971
#   Promise Technology, Inc.                                      1,039,286    495,425
*   Protop Technology Co., Ltd.                                     192,000         --
    Qisda Corp.                                                  11,499,900  6,013,940
    QST International Corp.                                          16,000     44,896
    Qualipoly Chemical Corp.                                        525,713    582,815
    Quanta Storage, Inc.                                            838,000    833,809
*   Quintain Steel Co., Ltd.                                      1,138,000    315,901
#   Radiant Opto-Electronics Corp.                                2,753,000  5,004,815
#*  Radium Life Tech Co., Ltd.                                    4,663,100  1,417,709
#   Ralec Electronic Corp.                                          291,209    488,485
    Rechi Precision Co., Ltd.                                     2,101,181  2,170,852
    Rexon Industrial Corp., Ltd.                                     94,392     45,693
    Rich Development Co., Ltd.                                    4,314,036  1,102,713
#   RichWave Technology Corp.                                       283,000    580,897
*   Ritek Corp.                                                  12,892,860  2,126,375
#*  Rotam Global Agrosciences, Ltd.                                 488,268    499,024
#   Ruentex Engineering & Construction Co.                          226,000    273,745
#   Run Long Construction Co., Ltd.                                 862,292    954,417
#   Sagittarius Life Science Corp.                                  142,889    553,766
*   Sainfoin Technology Corp.                                       131,260         --
    Sampo Corp.                                                   3,400,327  1,970,886
#   San Fang Chemical Industry Co., Ltd.                          1,242,647  1,428,444
    San Far Property, Ltd.                                           74,000     26,155
#   San Shing Fastech Corp.                                         663,875  1,122,405
    Sanitar Co., Ltd.                                                 8,000      9,337
#   Sanyang Motor Co., Ltd.                                       3,221,628  2,106,757
#   SCI Pharmtech, Inc.                                             404,395    942,057
#   Scientech Corp.                                                 295,000    549,999
#   SDI Corp.                                                       816,000  1,198,400
#   Sea Sonic Electronics Co., Ltd.                                 143,000    140,574
#   Senao International Co., Ltd.                                   659,541  1,098,503
#   Senao Networks, Inc.                                            174,000    879,855
#   Sercomm Corp.                                                 1,631,000  4,169,721
#   Sesoda Corp.                                                  1,063,821    997,823

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
TAIWAN -- (Continued)
    Shan-Loong Transportation Co., Ltd.                             29,000 $   26,665
    Sharehope Medicine Co., Ltd.                                    32,000     34,798
    Sheng Yu Steel Co., Ltd.                                       823,980    929,909
#   ShenMao Technology, Inc.                                       542,891    561,432
#   Shih Her Technologies, Inc.                                    284,000    266,844
*   Shih Wei Navigation Co., Ltd.                                1,537,384    451,238
#   Shihlin Electric & Engineering Corp.                         1,700,000  2,201,810
*   Shihlin Paper Corp.                                             50,000     53,452
    Shin Hai Gas Corp.                                               1,245      1,655
#   Shin Zu Shing Co., Ltd.                                      1,024,144  2,913,581
#   Shinih Enterprise Co., Ltd.                                    128,000     84,246
#*  Shining Building Business Co., Ltd.                          2,417,041    806,166
#   Shinkong Insurance Co., Ltd.                                 1,313,131  1,097,294
    Shinkong Synthetic Fibers Corp.                              9,970,395  2,998,035
#   Shinkong Textile Co., Ltd.                                     964,542  1,250,167
#   Shiny Chemical Industrial Co., Ltd.                            351,031    605,262
#   ShunSin Technology Holding, Ltd.                               236,000    707,966
#*  Shuttle, Inc.                                                2,436,152    682,289
    Sigurd Microelectronics Corp.                                2,563,974  1,967,666
    Silergy Corp.                                                   64,000    972,241
*   Silicon Integrated Systems Corp.                             1,360,887    296,262
#   Silitech Technology Corp.                                      797,774    418,802
    Simplo Technology Co., Ltd.                                    953,000  2,849,255
#   Sinbon Electronics Co., Ltd.                                 1,438,813  3,158,328
    Sincere Navigation Corp.                                     2,077,786  1,392,451
#   Single Well Industrial Corp.                                   171,528    211,056
    Sinher Technology, Inc.                                        205,000    353,494
#   Sinmag Equipment Corp.                                         303,436  1,377,525
#   Sino-American Electronic Co., Ltd.                             237,650    566,635
#*  Sino-American Silicon Products, Inc.                         3,975,000  5,067,864
    Sinon Corp.                                                  2,490,510  1,228,784
#   Sinphar Pharmaceutical Co., Ltd.                               868,938    665,630
#   Sinyi Realty, Inc.                                           1,383,608  1,427,390
#   Sirtec International Co., Ltd.                                 862,000  1,226,036
    Sitronix Technology Corp.                                      757,879  2,284,967
#   Siward Crystal Technology Co., Ltd.                          1,029,000    637,708
    Soft-World International Corp.                                 484,000    982,292
*   Solar Applied Materials Technology Co.                       2,371,581  1,319,313
#*  Solartech Energy Corp.                                       2,246,616  1,079,472
    Solteam Electronics Co., Ltd.                                  287,599    357,432
*   Solytech Enterprise Corp.                                      570,000     86,182
#   Sonix Technology Co., Ltd.                                   1,046,000  1,072,903
    Southeast Cement Co., Ltd.                                   1,053,700    535,996
    Speed Tech Corp.                                               461,000    415,038
*   Spirox Corp.                                                    52,824     28,962
#   Sporton International, Inc.                                    449,388  2,507,230
#   St Shine Optical Co., Ltd.                                     252,000  4,761,343
#   Standard Chemical & Pharmaceutical Co., Ltd.                   676,571    700,835
#   Stark Technology, Inc.                                         859,860    771,668
#*  Sunko INK Co., Ltd.                                            548,000    262,647
#   Sunny Friend Environmental Technology Co., Ltd.                392,000  1,500,593
#   Sunonwealth Electric Machine Industry Co., Ltd.              1,318,487  1,274,308
    Sunplus Technology Co., Ltd.                                 2,433,000    880,535

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES    VALUE++
                                                                 ---------- ----------
TAIWAN -- (Continued)
#   Sunrex Technology Corp.                                       1,162,580 $  677,218
#   Sunspring Metal Corp.                                           685,000    952,731
*   Sunty Development Co., Ltd.                                      42,000     15,376
#   Supreme Electronics Co., Ltd.                                 2,241,508  1,886,140
#   Swancor Holding Co., Ltd.                                       428,206    996,842
#   Sweeten Real Estate Development Co., Ltd.                       612,357    273,792
#   Syncmold Enterprise Corp.                                       952,000  1,920,149
#   Sysage Technology Co., Ltd.                                     558,484    483,493
*   Sysgration                                                      532,000    177,896
    Systex Corp.                                                  1,098,388  2,126,449
    T-Mac Techvest PCB Co., Ltd.                                    380,000    159,158
#   T3EX Global Holdings Corp.                                      399,117    261,689
#*  TA Chen Stainless Pipe                                        4,502,127  2,613,060
    Ta Chong Securities Co., Ltd.                                 1,478,000    445,589
#*  Ta Ya Electric Wire & Cable                                   3,252,306    592,850
#   Ta Yih Industrial Co., Ltd.                                     219,000    563,638
*   TA-I Technology Co., Ltd.                                       815,718    696,101
#   Tah Hsin Industrial Corp.                                       426,600    350,923
    TAI Roun Products Co., Ltd.                                     201,000     68,636
#*  Tai Tung Communication Co., Ltd.                                232,197    146,484
#   Tai-Saw Technology Co., Ltd.                                    165,120    127,542
#   Taichung Commercial Bank Co., Ltd.                           14,226,681  4,183,323
#   TaiDoc Technology Corp.                                         290,448    997,903
#   Taiflex Scientific Co., Ltd.                                  1,381,340  1,639,270
#   Taimide Tech, Inc.                                              585,250    604,415
#   Tainan Enterprises Co., Ltd.                                    872,370    819,504
#   Tainan Spinning Co., Ltd.                                     7,101,044  3,106,273
#   Tainergy Tech Co., Ltd.                                       1,119,000    520,034
#*  Taisun Enterprise Co., Ltd.                                   1,979,428    949,609
#*  Taita Chemical Co., Ltd.                                      1,237,951    465,117
    Taiwan Acceptance Corp.                                         773,480  2,027,232
#   Taiwan Chinsan Electronic Industrial Co., Ltd.                  553,000  1,027,408
#   Taiwan Cogeneration Corp.                                     2,516,566  1,810,349
#   Taiwan Fire & Marine Insurance Co., Ltd.                      1,242,338    751,699
*   Taiwan Flourescent Lamp Co., Ltd.                               176,000         --
#   Taiwan FU Hsing Industrial Co., Ltd.                          1,010,000  1,381,999
*   Taiwan Glass Industry Corp.                                      79,000     33,333
    Taiwan Hon Chuan Enterprise Co., Ltd.                         2,302,468  3,932,614
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd.                1,089,120    636,236
*   Taiwan Kolin Co., Ltd.                                        1,356,000         --
#   Taiwan Land Development Corp.                                 6,351,991  2,047,740
    Taiwan Line Tek Electronic                                      447,306    302,003
*   Taiwan Mask Corp.                                               662,412    194,044
    Taiwan Navigation Co., Ltd.                                   1,104,777    447,419
    Taiwan Optical Platform Co., Ltd.                                 9,000     35,708
#   Taiwan Paiho, Ltd.                                            1,822,287  5,581,079
#   Taiwan PCB Techvest Co., Ltd.                                 1,684,238  1,610,406
#*  Taiwan Prosperity Chemical Corp.                              1,009,000    728,316
#*  Taiwan Pulp & Paper Corp.                                     2,217,980  1,000,444
#*  Taiwan Sakura Corp.                                           1,272,803  1,227,781
    Taiwan Sanyo Electric Co., Ltd.                                 381,400    300,538
#   Taiwan Semiconductor Co., Ltd.                                1,503,000  1,743,109
    Taiwan Shin Kong Security Co., Ltd.                           1,618,710  2,052,279

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES    VALUE++
                                                                 ---------- ----------
TAIWAN -- (Continued)
    Taiwan Styrene Monomer                                        3,550,209 $2,348,448
    Taiwan Surface Mounting Technology Corp.                      1,888,388  1,573,123
#   Taiwan TEA Corp.                                              4,949,897  2,409,421
#   Taiwan Union Technology Corp.                                 1,548,000  2,112,984
#   Taiyen Biotech Co., Ltd.                                        872,883    831,052
#*  Tatung Co., Ltd.                                             16,173,015  8,678,951
#   TCI Co., Ltd.                                                   377,000  1,864,059
*   Te Chang Construction Co., Ltd.                                 376,184    281,023
    Tehmag Foods Corp.                                               31,000    201,722
#   Ten Ren Tea Co., Ltd.                                           164,980    193,629
#   Test Research, Inc.                                           1,117,821  1,351,013
    Test Rite International Co., Ltd.                             1,843,495  1,177,379
#*  Tex-Ray Industrial Co., Ltd.                                    803,000    275,143
#   Thinking Electronic Industrial Co., Ltd.                        541,204  1,170,449
#   Thye Ming Industrial Co., Ltd.                                1,074,669  1,238,297
#   Ton Yi Industrial Corp.                                       4,061,644  1,918,795
#   Tong Hsing Electronic Industries, Ltd.                        1,018,963  3,871,088
    Tong Yang Industry Co., Ltd.                                    991,741  1,830,717
    Tong-Tai Machine & Tool Co., Ltd.                             1,590,892  1,094,781
#   TOPBI International Holdings, Ltd.                              344,405  1,182,524
    Topco Scientific Co., Ltd.                                    1,042,463  2,926,242
    Topco Technologies Corp.                                        137,000    268,703
#   Topoint Technology Co., Ltd.                                    991,776    635,069
#   Toung Loong Textile Manufacturing                               663,000  1,679,976
#*  TPK Holding Co., Ltd.                                         2,101,000  3,923,307
#   Trade-Van Information Services Co.                              234,000    198,523
    Tripod Technology Corp.                                       2,148,000  5,236,113
#*  TrueLight Corp.                                                 399,700    689,646
#   Tsang Yow Industrial Co., Ltd.                                  460,000    479,050
#   Tsann Kuen Enterprise Co., Ltd.                                 289,686    263,440
#   TSC Auto ID Technology Co., Ltd.                                171,700  1,375,772
#   TSRC Corp.                                                    4,182,200  4,840,241
#   Ttet Union Corp.                                                300,000    814,061
    TTFB Co., Ltd.                                                   68,000    481,627
#   TTY Biopharm Co., Ltd.                                        1,711,979  5,592,863
    Tung Ho Steel Enterprise Corp.                                5,275,000  3,583,424
#   Tung Thih Electronic Co., Ltd.                                  432,600  4,086,832
#   TURVO International Co., Ltd.                                   333,112    991,149
    TXC Corp.                                                     2,132,053  2,895,970
    TYC Brother Industrial Co., Ltd.                              1,340,980  1,532,856
*   Tycoons Group Enterprise                                      2,402,182    396,665
    Tyntek Corp.                                                  1,873,039    727,905
    U-Ming Marine Transport Corp.                                 1,384,000  1,204,898
    UDE Corp.                                                       101,000    124,918
#   Ultra Chip, Inc.                                                374,000    463,795
#   Unimicron Technology Corp.                                    9,116,000  3,590,704
#   Union Bank Of Taiwan                                          6,846,149  1,968,123
#   Union Insurance Co., Ltd.                                       467,660    220,669
    Unitech Computer Co., Ltd.                                      612,804    339,026
#   Unitech Printed Circuit Board Corp.                           3,589,370  1,077,623
#   United Integrated Services Co., Ltd.                          1,606,439  2,634,669
#   United Orthopedic Corp.                                         447,323    877,680
#*  United Radiant Technology                                       645,000    555,845

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES    VALUE++
                                                                 ---------- ----------
TAIWAN -- (Continued)
#   Unity Opto Technology Co., Ltd.                               1,915,500 $  803,969
#   Universal Cement Corp.                                        2,555,654  2,007,166
    Universal Microwave Technology, Inc.                            301,000    707,519
#*  Unizyx Holding Corp.                                          2,738,430  1,275,607
    UPC Technology Corp.                                          4,735,447  2,031,726
#*  Userjoy Technology Co., Ltd.                                    159,000    433,961
    USI Corp.                                                     5,416,734  2,760,434
#   Usun Technology Co., Ltd.                                       416,000    702,386
#   Utechzone Co., Ltd.                                             341,000    477,707
#   Ve Wong Corp.                                                   621,696    457,531
*   Via Technologies, Inc.                                          248,000     88,649
#   Victory New Materials, Ltd. Co.                                 431,000    767,297
    Viking Tech Corp.                                               167,438    109,004
#*  Visual Photonics Epitaxy Co., Ltd.                            1,274,772  1,999,803
#   Vivotek, Inc.                                                   432,956  1,126,332
#*  Wafer Works Corp.                                             3,144,746  1,428,609
*   Waffer Technology Co., Ltd.                                     291,000    184,323
    Wah Hong Industrial Corp.                                       182,021    107,799
    Wah Lee Industrial Corp.                                      1,173,000  1,733,308
    Walsin Lihwa Corp.                                           11,804,000  4,590,090
#*  Walsin Technology Corp.                                       2,622,834  3,246,966
    Walton Advanced Engineering, Inc.                             2,069,197    808,489
#   WAN HWA Enterprise Co.                                          725,536    315,773
    Waterland Financial Holdings Co., Ltd.                        8,885,372  2,359,651
#*  Wei Chuan Foods Corp.                                         1,726,000  1,012,070
    Wei Mon Industry Co., Ltd.                                    3,075,282     16,561
#   Weikeng Industrial Co., Ltd.                                  1,690,980    928,121
#   Well Shin Technology Co., Ltd.                                  503,000    817,501
#*  Wha Yu Industrial Co., Ltd.                                     108,000     58,231
#*  Win Semiconductors Corp.                                        504,795  1,518,714
    Winbond Electronics Corp.                                    14,702,138  6,035,497
    WinMate Communication, Inc.                                      79,000    136,936
    Winstek Semiconductor Co., Ltd.                                  52,000     40,593
    Wintek Corp.                                                  5,447,000     59,621
#*  Wisdom Marine Lines Co., Ltd.                                 1,963,603  1,929,598
#   Wisechip Semiconductor, Inc.                                     94,000    360,912
#   Wistron NeWeb Corp.                                           1,683,470  4,818,961
#   Wowprime Corp.                                                  436,000  1,949,697
    WT Microelectronics Co., Ltd.                                 3,041,903  4,220,047
#   WUS Printed Circuit Co., Ltd.                                 2,102,000  1,201,779
#   XAC Automation Corp.                                            544,000  1,051,359
#   XinTec, Inc.                                                  1,085,000  1,268,799
#   XPEC Entertainment, Inc.                                        619,644    260,936
#   Xxentria Technology Materials Corp.                             731,207  1,773,909
*   Yageo Corp.                                                     805,669  1,955,863
*   Yang Ming Marine Transport Corp.                             10,192,000  1,820,093
#   YC Co., Ltd.                                                  2,453,823  1,000,977
    YC INOX Co., Ltd.                                             2,411,388  2,168,519
#   YCC Parts Manufacturing Co., Ltd.                               204,000    254,804
#   Yea Shin International Development Co., Ltd.                  1,002,350    413,582
#   Yeong Guan Energy Technology Group Co., Ltd.                    538,929  1,794,882
#   YFC-Boneagle Electric Co., Ltd.                                 219,000    424,848
#   YFY, Inc.                                                     8,463,212  2,943,701

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
TAIWAN -- (Continued)
    Yi Jinn Industrial Co., Ltd.                                  1,618,094 $    537,887
*   Yieh Phui Enterprise Co., Ltd.                                6,930,668    2,757,027
#   Yonyu Plastics Co., Ltd.                                        457,600      485,264
*   Young Fast Optoelectronics Co., Ltd.                            679,872      270,116
#   Young Optics, Inc.                                              371,111      331,041
#   Youngtek Electronics Corp.                                      732,666    1,055,200
    Yuanta Futures Co., Ltd.                                         35,000       42,989
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.                451,869    1,164,892
#   Yungshin Construction & Development Co., Ltd.                   415,000      325,110
#   YungShin Global Holding Corp.                                 1,210,015    1,756,189
#   Yungtay Engineering Co., Ltd.                                 2,522,000    3,613,906
    Zeng Hsing Industrial Co., Ltd.                                 371,107    1,906,799
    Zenitron Corp.                                                1,293,000      728,346
    Zig Sheng Industrial Co., Ltd.                                3,101,732    1,022,083
#   Zinwell Corp.                                                 2,088,586    2,107,398
#   Zippy Technology Corp.                                          702,948      804,419
#   ZongTai Real Estate Development Co., Ltd.                     1,153,277      651,295
                                                                            ------------
TOTAL TAIWAN                                                                 955,743,249
                                                                            ------------
THAILAND -- (3.6%)
    AAPICO Hitech PCL(B013KZ2)                                      110,000       48,111
    AAPICO Hitech PCL(B013L48)                                      964,380      421,796
    Advanced Information Technology PCL Class F                     274,900      206,897
    AEON Thana Sinsap Thailand PCL(B01KHP2)                          57,700      163,874
    Aeon Thana Sinsap Thailand PCL(B01KHN0)                         142,500      404,715
    AJ Plast PCL                                                  1,240,588      482,705
    Amata Corp. PCL                                               3,265,410    1,409,663
    Ananda Development PCL                                       19,581,300    2,836,258
    AP Thailand PCL                                               9,625,816    2,023,034
*   Apex Development PCL                                              3,536           --
    Asia Aviation PCL                                            13,440,100    2,328,447
    Asia Plus Group Holdings PCL                                 10,346,600    1,099,014
    Asia Sermkij Leasing PCL                                        909,500      604,439
    Asian Insulators PCL                                         12,731,600       96,942
    Asian Phytoceuticals PCL                                        740,215       34,057
    Bangchak Petroleum PCL (The)                                  2,852,600    2,855,841
    Bangkok Airways PCL                                           4,173,600    2,607,759
    Bangkok Aviation Fuel Services PCL                            1,869,746    1,951,524
    Bangkok Chain Hospital PCL                                    7,162,937    3,010,834
    Bangkok Insurance PCL                                           180,181    1,785,946
    Bangkok Land PCL                                             60,492,570    3,264,297
    Bangkok Ranch PCL                                             2,167,500      409,369
*   Bangkok Rubber PCL                                               14,600           --
    Beauty Community PCL                                         11,539,200    3,637,748
    BEC World PCL                                                 2,766,600    1,414,337
    Better World Green PCL                                        9,027,900      543,571
    Big Camera Corp. PCL                                          9,373,700    1,437,602
    BJC Heavy Industries PCL Class F                              3,542,300      518,115
    Buriram Sugar PCL                                               659,000      286,359
    Cal-Comp Electronics Thailand PCL Class F                    16,385,744    1,312,349
*   Central Paper Industry PCL                                           20           --
    Central Plaza Hotel PCL                                         211,700      223,965
    CH Karnchang PCL                                                905,200      739,122

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES    VALUE++
                                                                 ---------- ----------
THAILAND -- (Continued)
    Charoong Thai Wire & Cable PCL Class F                          967,100 $  313,120
    Christiani & Nielsen Thai Class F                             2,930,600    356,233
    Chularat Hospital PCL Class F                                38,976,200  3,210,195
    CK Power PCL                                                 21,430,690  2,045,076
    COL PCL                                                         174,500    156,113
*   Country Group Development PCL                                20,152,500    629,587
    Country Group Holdings PCL Class F                            7,918,400    359,825
    CS Loxinfo PCL                                                1,380,600    241,144
*   Demco PCL                                                     1,674,500    378,082
    Dhipaya Insurance PCL                                         1,008,300  1,589,340
    Diamond Building Products PCL                                   277,600     49,276
    Dusit Thani PCL                                                 114,500     32,031
    Dynasty Ceramic PCL                                          23,313,480  2,979,570
    E for L Aim PCL                                              16,362,000    125,468
    Eastern Polymer Group PCL Class F                             7,173,000  2,709,483
    Eastern Printing PCL                                            712,600    138,634
    Eastern Water Resources Development and Management PCL
      Class F                                                     5,072,600  1,671,178
    Energy Earth PCL                                              3,350,300    431,990
    Erawan Group PCL (The)                                       11,042,970  1,392,524
*   Esso Thailand PCL                                            12,063,600  3,940,114
    Forth Corp. PCL                                               1,865,900    415,999
    Forth Smart Service PCL                                       1,744,700    926,609
    Fortune Parts Industry PCL                                    1,579,300    212,607
*   G J Steel PCL                                                 5,928,480     57,247
    GFPT PCL                                                      4,747,900  1,995,709
*   GMM Grammy PCL                                                   90,260     26,660
    Golden Land Property Development PCL                          7,193,500  1,552,701
    Grand Canal Land PCL                                          5,552,200    400,528
*   Grande Asset Hotels & Property PCL                            1,882,175     45,437
    Hana Microelectronics PCL                                     3,172,496  3,829,341
    ICC International PCL                                           204,600    215,001
    Ichitan Group PCL                                             2,911,000    925,964
    Inter Far East Energy Corp. Class F                           4,679,700    412,016
    Interlink Communication PCL                                   1,050,800    590,907
*   International Engineering PCL                                39,494,487     16,825
*   Italian-Thai Development PCL                                 15,350,427  2,179,839
*   ITV PCL                                                       2,785,600         --
    Jasmine International PCL                                    14,444,500  3,610,099
    Jaymart PCL                                                   2,000,910    789,908
    JSP Property PCL                                              2,885,000     98,324
    Jubilee Enterprise PCL                                           73,600     40,761
    Kang Yong Electric PCL                                           44,000    542,346
    Karmarts PCL                                                  2,719,700    965,528
    Kaset Thai International Sugar Corp. PCL                         93,100     18,906
    KGI Securities Thailand PCL                                  10,149,600  1,181,862
    Khon Kaen Sugar Industry PCL                                 13,765,690  2,638,978
    Khonburi Sugar PCL                                              101,800     26,021
    Kiatnakin Bank PCL                                            2,666,400  4,316,524
    Krungthai Card PCL                                            1,036,700  4,136,789
    L.P.N Development PCL                                           233,300     79,512
    Laguna Resorts & Hotels PCL                                     197,000    153,863
    Lanna Resources PCL                                           1,833,750    713,501
    LH Financial Group PCL                                       45,557,466  2,290,165

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES    VALUE++
                                                                 ---------- ----------
THAILAND -- (Continued)
    Loxley PCL                                                    8,242,676 $  903,628
    LPN Development PCL                                           5,764,200  1,964,510
    Major Cineplex Group PCL                                      3,340,000  3,059,216
    Malee Group PCL                                                 442,300  1,287,582
    Maybank Kim Eng Securities Thailand PCL                         974,300    633,669
    MBK PCL                                                       5,963,100  2,489,565
    MC Group PCL                                                  1,288,000    607,237
    MCOT PCL                                                      2,319,600  1,001,361
    MCS Steel PCL                                                 1,584,500    760,524
    Mega Lifesciences PCL                                         2,838,900  2,277,731
    Millcon Steel PCL                                             9,689,600    412,792
    MK Real Estate Development PCL                                1,885,900    217,460
    MK Restaurants Group PCL                                        296,800    476,262
    Modernform Group PCL                                          2,352,200    397,489
*   Mono Technology PCL                                           2,795,200    309,608
    Muang Thai Insurance PCL                                         61,288    238,468
    Muangthai Leasing PCL Class F                                   469,700    376,854
    Muramoto Electron Thailand PCL                                   14,000    102,584
    Namyong Terminal PCL                                          1,323,400    541,237
    Nation Multimedia Group PCL                                  14,527,800    457,991
*   Noble Development PCL                                           594,200    317,267
*   Nok Airlines PCL                                                574,700    119,151
    Platinum Group PCL (The) Class F                              2,227,500    442,843
*   Polyplex Thailand PCL                                         3,344,050  1,728,535
*   Precious Shipping PCL                                         5,538,500  1,557,261
    Premier Marketing PCL                                         1,991,900    537,434
    President Rice Products PCL                                       3,375      5,536
    Property Perfect PCL                                         27,612,100    705,791
    PTG Energy PCL                                                8,647,400  6,876,660
    Quality Houses PCL                                           43,998,226  3,298,930
    Raimon Land PCL                                              11,010,600    434,670
    Ratchthani Leasing PCL                                        8,053,700  1,223,723
    Regional Container Lines PCL                                  2,611,900    515,555
    Rojana Industrial Park PCL                                    6,243,911    847,654
    RS PCL                                                        3,365,000    898,353
    S 11 Group PCL                                                  673,300    166,365
    Saha Pathana Inter-Holding PCL                                  680,300    642,430
    Saha-Union PCL                                                  743,600    865,879
*   Sahaviriya Steel Industries PCL                              87,225,900    123,865
    Samart Corp. PCL                                              3,038,600  1,423,939
*   Samart I-Mobile PCL                                          14,993,100    510,983
    Samart Telcoms PCL                                            1,946,100    707,472
    Sansiri PCL                                                  44,226,510  2,348,866
    SC Asset Corp PCL                                            14,604,215  1,576,144
    Scan Inter PCL                                                2,256,100    608,718
    Siam Future Development PCL                                   7,074,273  1,265,775
    Siam Global House PCL                                         3,880,435  2,038,854
    Siam Wellness Group PCL                                       1,123,900    427,727
    Siamgas & Petrochemicals PCL                                  2,824,700  1,034,894
*   Singha Estate PCL                                            11,584,300  1,533,168
    Sino-Thai Engineering & Construction PCL                      4,215,800  2,945,433
    SNC Former PCL                                                  141,800     63,228
    Somboon Advance Technology PCL                                1,280,837    549,294

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES    VALUE++
                                                                 ---------- ----------
THAILAND -- (Continued)
    SPCG PCL                                                      2,651,200 $1,596,292
    Sri Ayudhya Capital PCL                                         233,100    221,779
    Sri Trang Agro-Industry PCL                                   5,243,990  3,693,580
    Sriracha Construction PCL                                     1,060,000    713,491
    Srithai Superware PCL                                        12,947,500    772,217
*   Stars Microelectronics Thailand PCL                           2,352,400    531,144
    STP & I PCL                                                   4,889,364  1,388,629
    Sub Sri Thai PCL                                                107,900     43,822
    Supalai PCL                                                   5,654,633  3,886,456
    Susco PCL                                                     1,295,200    155,968
    SVI PCL                                                      10,732,200  1,691,670
    Symphony Communication PCL                                      275,275     68,408
    Synnex Thailand PCL                                             168,900     47,729
    Syntec Construction PCL                                       6,152,300  1,030,917
*   Tata Steel Thailand PCL                                      23,691,600    699,780
    Thai Agro Energy PCL Class F                                    378,870     36,370
*   Thai Airways International PCL(6364971)                         141,400     86,342
*   Thai Airways International PCL(6888868)                       5,871,900  3,585,511
    Thai Central Chemical PCL                                       263,500    273,154
    Thai Metal Trade PCL                                            922,800    445,544
    Thai Nakarin Hospital PCL                                       217,400    229,996
    Thai Reinsurance PCL                                          5,853,700    342,477
    Thai Rung Union Car PCL                                         468,220     55,319
    Thai Solar Energy PCL                                           650,700    105,339
    Thai Stanley Electric PCL Class F                               206,600  1,062,045
    Thai Steel Cable PCL                                              3,400      1,043
    Thai Vegetable Oil PCL                                        3,320,375  3,866,384
    Thai Wacoal PCL                                                  78,000    107,441
    Thai Wah PCL                                                  1,574,300    433,704
    Thai-German Ceramic Industry PCL                              3,827,900    295,708
    Thaicom PCL                                                   3,285,000  2,061,872
    Thaire Life Assurance PCL Class F                             1,341,200    371,392
    Thanachart Capital PCL                                        2,160,200  2,914,215
    Thitikorn PCL                                                   521,000    176,084
    Thoresen Thai Agencies PCL                                    6,743,054  1,876,794
    TICON Industrial Connection PCL Class F                       6,773,484  3,193,406
    Tipco Asphalt PCL                                             1,287,300    844,551
    TIPCO Foods PCL                                               1,385,582    566,668
    Tisco Financial Group PCL(B3KFW10)                              663,200  1,148,969
    Tisco Financial Group PCL(B3KFW76)                            2,670,200  4,626,021
    TPI Polene PCL                                               38,990,600  2,635,548
    TRC Construction PCL                                         12,731,487    585,771
    TTCL PCL(BWY4Y10)                                               295,800    168,020
    TTCL PCL(B5ML0D8)                                             1,350,871    767,322
    TTW PCL                                                      11,977,000  3,639,702
*   U City PCL                                                   47,365,600     40,357
    Unique Engineering & Construction PCL                         4,205,670  2,317,239
*   United Power of Asia PCL                                        500,000      9,514
    Univanich Palm Oil PCL                                          939,000    224,016
    Univentures PCL                                               7,609,700  1,988,334
    Vanachai Group PCL                                            6,821,459  2,925,420
    VGI Global Media PCL                                         15,234,300  2,293,149
    Vibhavadi Medical Center PCL                                 42,264,100  3,841,100

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
THAILAND -- (Continued)
    Vinythai PCL                                                  2,911,734 $  1,463,723
*   WHA Corp. PCL                                                31,547,000    2,867,095
    Workpoint Entertainment PCL                                   1,583,940    2,328,000
                                                                            ------------
TOTAL THAILAND                                                               226,514,856
                                                                            ------------
TURKEY -- (1.5%)
    Adana Cimento Sanayii TAS Class A                               572,283    1,063,438
#   Adel Kalemcilik Ticaret ve Sanayi A.S.                           42,330      184,834
#*  Afyon Cimento Sanayi TAS                                      1,129,733    2,721,219
    Akcansa Cimento A.S.                                            444,909    1,672,421
#*  Akenerji Elektrik Uretim A.S.                                 2,516,472      573,995
#   Aksa Akrilik Kimya Sanayii A.S.                                 775,850    2,162,336
#*  Aksa Enerji Uretim A.S.                                         995,362      788,870
#*  Aksigorta A.S.                                                1,013,913      705,989
*   Aktas Electric Ticaret AS                                           370           --
#   Alarko Holding A.S.                                             688,608      841,929
#   Albaraka Turk Katilim Bankasi A.S.                            4,001,987    1,293,842
    Alkim Alkali Kimya A.S.                                           6,300       35,117
*   Anadolu Anonim Turk Sigorta Sirketi                           2,035,741    1,198,833
*   Anadolu Cam Sanayii A.S.                                      1,490,394    1,224,328
#   Anadolu Hayat Emeklilik A.S.                                  1,036,772    1,484,514
    AvivaSA Emeklilik ve Hayat A.S. Class A                          20,737      120,697
    Aygaz A.S.                                                      410,360    1,387,589
#*  Bagfas Bandirma Gubre Fabrikalari A.S.                          514,525    1,474,383
    Baticim Bati Anadolu Cimento Sanayii A.S.                       411,020      772,788
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.            1,380,080    1,716,473
#   Bizim Toptan Satis Magazalari A.S.                              245,003      769,803
#   Bolu Cimento Sanayii A.S.                                       642,371    1,097,411
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                  527,696    1,311,694
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.                    104,936    1,912,934
#   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.                827,742    1,458,410
    Bursa Cimento Fabrikasi A.S.                                    267,764      458,067
#   Celebi Hava Servisi A.S.                                         60,471      394,162
    Cimsa Cimento Sanayi VE Ticaret A.S.                            668,787    3,148,839
#*  Deva Holding A.S.                                               356,487      356,575
#*  Dogan Sirketler Grubu Holding A.S.                            9,685,105    2,154,723
#   Dogus Otomotiv Servis ve Ticaret A.S.                           729,022    1,723,892
#   Eczacibasi Yatirim Holding Ortakligi A.S.                       373,446      907,310
#   EGE Endustri VE Ticaret A.S.                                     14,562    1,045,330
#*  EGE Seramik Sanayi ve Ticaret A.S.                              480,174      448,408
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi
      ve Ticaret A.S.                                             2,141,910    1,845,694
#*  Fenerbahce Futbol A.S.                                           84,211      838,556
#*  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.              27,385      233,944
#   Global Yatirim Holding A.S.                                   2,085,182    1,022,714
*   Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S.                  8,540           --
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.             63,045    1,258,663
#   Goodyear Lastikleri TAS                                         955,450      968,536
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S.                  983,334      514,481
#   GSD Holding A.S.                                              4,562,388      737,857
#   Gubre Fabrikalari TAS                                         1,091,727    1,406,661
#*  Ihlas Holding A.S.                                            8,173,996      775,912
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret
      A.S.                                                          170,170      382,426
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.           678,189      361,732

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES      VALUE++
                                                                 --------- --------------
TURKEY -- (Continued)
    Is Finansal Kiralama A.S.                                    1,795,970 $      542,273
    Is Yatirim Menkul Degerler A.S. Class A                        220,148         77,484
#*  Izmir Demir Celik Sanayi A.S.                                  855,717        669,489
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A  1,362,478        537,861
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B  1,102,355        443,987
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D  7,346,390      2,416,629
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.                      4,400,755      1,446,665
#*  Kartonsan Karton Sanayi ve Ticaret A.S.                         11,953        833,346
#   Konya Cimento Sanayii A.S.                                      18,057      1,312,128
*   Koza Altin Isletmeleri A.S.                                    226,641      1,065,521
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S.                 831,604        451,584
#   Mardin Cimento Sanayii ve Ticaret A.S.                         379,497        476,009
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.                 2,278,836        615,386
*   Migros Ticaret A.S.                                            320,825      1,569,473
*   Mudurnu Tavukculuk A.S.                                          1,740             --
*   Nergis Holding A.S.                                              1,784             --
#*  NET Holding A.S.                                             1,819,449      1,326,618
#*  Netas Telekomunikasyon A.S.                                    490,416      1,306,913
    Nuh Cimento Sanayi A.S.                                        385,168      1,144,981
#   Otokar Otomotiv Ve Savunma Sanayi A.S.                         163,448      5,834,476
#   Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.         815,128        449,590
*   Parsan Makina Parcalari Sanayii A.S.                           134,519        295,028
#*  Pegasus Hava Tasimaciligi A.S.                                 215,199        903,992
    Pinar Entegre Et ve Un Sanayi A.S.                             155,791        445,869
#   Pinar SUT Mamulleri Sanayii A.S.                               143,024        647,740
*   Raks Elektronik Sanayi ve Ticaret A.S.                           2,730             --
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.            565,645        496,171
#*  Sekerbank TAS                                                4,341,907      1,370,535
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                    1,376,283      1,259,433
    Soda Sanayii A.S.                                            1,882,291      2,944,431
#   Tat Gida Sanayi A.S.                                           747,482      1,457,574
    TAV Havalimanlari Holding A.S.                                  40,472        166,570
#   Tekfen Holding A.S.                                          1,578,912      3,153,398
#*  Teknosa Ic Ve Dis Ticaret A.S.                                 238,336        240,836
    Tofas Turk Otomobil Fabrikasi A.S.                                   1              7
    Trakya Cam Sanayii A.S.                                      3,586,813      2,942,490
#*  Tumosan Motor ve Traktor Sanayi A.S.                            77,389        163,672
#   Turcas Petrol A.S.                                           1,214,852        499,342
    Turk Traktor ve Ziraat Makineleri A.S.                          16,168        336,490
#   Turkiye Sinai Kalkinma Bankasi A.S.                          8,464,308      3,231,449
#*  Vestel Elektronik Sanayi ve Ticaret A.S.                     1,006,303      1,734,123
#*  Zorlu Enerji Elektrik Uretim A.S.                            2,990,254        919,958
                                                                           --------------
TOTAL TURKEY                                                                   94,687,850
                                                                           --------------
TOTAL COMMON STOCKS                                                         5,643,069,138
                                                                           --------------
PREFERRED STOCKS -- (1.6%)
BRAZIL -- (1.5%)
    AES Tiete Energia SA                                             7,992          7,242
    Alpargatas SA                                                1,775,974      5,856,535
    Banco ABC Brasil SA(B23DMP8)                                   828,329      4,348,933
    Banco ABC Brasil SA(BD30TG6)                                    36,159        189,912
    Banco do Estado do Rio Grande do Sul SA Class B              2,285,044     11,417,120

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
BRAZIL -- (Continued)
    Banco Pan SA                                                  2,079,740 $  1,056,059
    Banco Pine SA                                                   282,703      370,652
    Centrais Eletricas Santa Catarina                                79,600      461,848
    Cia Brasileira de Distribuicao                                  134,500    2,473,087
    Cia de Gas de Sao Paulo--COMGAS Class A                         221,785    3,275,982
    Cia de Saneamento do Parana                                     225,201    1,008,395
    Cia de Transmissao de Energia Eletrica Paulista                 411,240    8,574,134
    Cia Energetica de Minas Gerais                                4,694,029   13,609,253
    Cia Energetica de Sao Paulo Class B                           1,652,400    9,121,601
    Cia Energetica do Ceara Class A                                 114,139    1,726,989
    Cia Ferro Ligas da Bahia--FERBASA                               440,849    1,212,791
    Cia Paranaense de Energia                                       857,600    8,752,219
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA          831,699    3,112,121
    Eucatex SA Industria e Comercio                                 160,378      155,156
    Grazziotin SA                                                     2,100       11,560
    Marcopolo SA                                                  4,890,253    4,468,047
*   Randon SA Implementos e Participacoes                         2,475,157    3,071,674
*   Sharp SA Equipamentos Eletronicos                            30,200,000           --
    Suzano Papel e Celulose SA Class A                              399,700    1,700,000
    Unipar Carbocloro SA                                            276,095      613,628
*   Usinas Siderurgicas de Minas Gerais SA Class A                4,852,799    8,093,211
                                                                            ------------
TOTAL BRAZIL                                                                  94,688,149
                                                                            ------------
CHILE -- (0.1%)
    Coca-Cola Embonor SA Class B                                    239,610      508,032
    Embotelladora Andina SA Class B                                 776,973    2,801,449
                                                                            ------------
TOTAL CHILE                                                                    3,309,481
                                                                            ------------
COLOMBIA -- (0.0%)
    Avianca Holdings SA                                           2,637,267    2,781,766
                                                                            ------------
INDIA -- (0.0%)
    UPL, Ltd., 5.000%                                               620,778      137,249
                                                                            ------------
TOTAL PREFERRED STOCKS                                                       100,916,645
                                                                            ------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Iochpe Maxion SA Rights 2/09/17                                 318,331       40,409

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                    SHARES      VALUE++
                                                                  ---------- --------------
BRAZIL -- (Continued)
*    Multiplan Empreendimentos Imobiliarios SA Rights 2/13/17         32,183 $       45,551
                                                                             --------------
TOTAL BRAZIL                                                                         85,960
                                                                             --------------
INDONESIA -- (0.0%)
*    Pacific Strategic Financial Tbk PT Warrants                     747,800         18,482
                                                                             --------------
MALAYSIA -- (0.0%)
*    Pantech Group Holdings Bhd Warrants12/21/21                     168,511          5,706
                                                                             --------------
POLAND -- (0.0%)
*    Hawe SA Rights 09/30/15                                         846,548             --
                                                                             --------------
SOUTH KOREA -- (0.0%)
*    Sambo Motors Co., Ltd. Warrants 3/10/17                           2,457          2,283
                                                                             --------------
TAIWAN -- (0.0%)
*    Capital Futures Corp. Rights                                     32,040          5,233
*    Gintech Energy Corp. Rights 02/15/17                            386,268         42,514
                                                                             --------------
TOTAL TAIWAN                                                                         47,747
                                                                             --------------
THAILAND -- (0.0%)
*    Eastern Printing Pub Co., NVDR Rights 11/30/17                   57,038          1,539
*    TPI Polene PCL Rights 4/30/17                                   219,980             --
                                                                             --------------
TOTAL THAILAND                                                                        1,539
                                                                             --------------
TURKEY -- (0.0%)
*    Zorlu Enerji Elektrik Uretim A.S. Rights 02/13/17             2,990,254        206,052
                                                                             --------------
TOTAL RIGHTS/WARRANTS                                                               367,769
                                                                             --------------
TOTAL INVESTMENT SECURITIES                                                   5,744,353,552
                                                                             --------------

                                                                                VALUE+
                                                                             --------------
SECURITIES LENDING COLLATERAL -- (8.8%)
(S)@ DFA Short Term Investment Fund                               47,638,107    551,268,174
                                                                             --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $6,117,918,530)^^                        $6,295,621,726
                                                                             ==============

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------
                                                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                                             ------------ -------------- ------- --------------
Common Stocks
   Argentina                                                           -- $            1   --    $            1
   Brazil                                                    $ 10,703,210    488,556,812   --       499,260,022
   Chile                                                          986,422     96,204,880   --        97,191,302
   China                                                       30,199,669    858,376,349   --       888,576,018
   Colombia                                                    11,773,361             --   --        11,773,361
   Greece                                                              --     18,983,819   --        18,983,819
   Hong Kong                                                           --      1,785,783   --         1,785,783
   Hungary                                                             --      5,100,546   --         5,100,546
   India                                                          550,230    786,862,573   --       787,412,803
   Indonesia                                                    2,748,839    201,851,117   --       204,599,956
   Malaysia                                                       196,452    227,052,022   --       227,248,474
   Mexico                                                     167,265,561             --   --       167,265,561
   Philippines                                                         --     94,106,745   --        94,106,745
   Poland                                                              --    113,153,194   --       113,153,194
   South Africa                                                 7,878,524    445,058,927   --       452,937,451
   South Korea                                                         --    796,728,147   --       796,728,147
   Taiwan                                                              --    955,743,249   --       955,743,249
   Thailand                                                   225,865,208        649,648   --       226,514,856
   Turkey                                                              --     94,687,850   --        94,687,850
Preferred Stocks
   Brazil                                                         189,912     94,498,237   --        94,688,149
   Chile                                                               --      3,309,481   --         3,309,481
   Colombia                                                     2,781,766             --   --         2,781,766
   India                                                          137,249             --   --           137,249
Rights/Warrants
   Brazil                                                              --         85,960   --            85,960
   Indonesia                                                           --         18,482   --            18,482
   Malaysia                                                            --          5,706   --             5,706
   South Korea                                                         --          2,283   --             2,283
   Taiwan                                                              --         47,747   --            47,747
   Thailand                                                            --          1,539   --             1,539
   Turkey                                                              --        206,052   --           206,052
Securities Lending Collateral                                          --    551,268,174   --       551,268,174
Futures Contracts**                                             1,426,158             --   --         1,426,158
                                                             ------------ --------------   --    --------------
TOTAL                                                        $462,702,561 $5,834,345,323   --    $6,297,047,884
                                                             ============ ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                  SHARES      VALUE+
                                                                 --------- ------------
COMMON STOCKS -- (98.6%)
Consumer Discretionary -- (15.7%)
*   1-800-Flowers.com, Inc. Class A                                 44,330 $    398,970
    Aaron's, Inc.                                                    4,830      149,440
*   Adient P.L.C.                                                   22,979    1,458,937
#*  Arctic Cat, Inc.                                                 3,436       64,597
#*  Ascent Capital Group, Inc. Class A                               8,450      130,890
#   Autoliv, Inc.                                                    9,404    1,087,667
#*  AV Homes, Inc.                                                   3,852       67,988
*   Ballantyne Strong, Inc.                                          9,030       65,468
*   Barnes & Noble Education, Inc.                                   7,710       77,485
    Barnes & Noble, Inc.                                            12,200      124,440
    Bassett Furniture Industries, Inc.                               2,900       81,780
    Beasley Broadcast Group, Inc. Class A                            9,471       71,033
#*  Beazer Homes USA, Inc.                                           4,326       61,689
*   Belmond, Ltd. Class A                                           75,198    1,041,492
    Best Buy Co., Inc.                                             197,800    8,806,056
    Big 5 Sporting Goods Corp.                                       8,501      130,915
*   Biglari Holdings, Inc.                                               8        3,546
#*  BJ's Restaurants, Inc.                                          25,971      923,269
#   Bob Evans Farms, Inc.                                           32,778    1,849,663
*   Build-A-Bear Workshop, Inc.                                     25,874      310,488
*   Cabela's, Inc.                                                  53,051    2,965,020
    Caleres, Inc.                                                   74,697    2,296,933
    Callaway Golf Co.                                               38,543      436,692
*   Cambium Learning Group, Inc.                                    37,733      190,174
    Canterbury Park Holding Corp.                                    2,755       27,688
#   Carnival Corp.                                                 489,649   27,116,762
#   Carriage Services, Inc.                                         20,916      542,770
*   Cavco Industries, Inc.                                           7,600      746,700
    CBS Corp. Class A                                               23,484    1,544,543
#*  Charter Communications, Inc. Class A                           339,394  109,946,686
*   Christopher & Banks Corp.                                       56,231       75,350
#   Churchill Downs, Inc.                                            7,682    1,101,215
    Citi Trends, Inc.                                                3,415       54,811
    Columbia Sportswear Co.                                          8,634      469,431
    Comcast Corp. Class A                                        3,610,797  272,326,310
*   Conn's, Inc.                                                    25,450      268,497
    Core-Mark Holding Co., Inc.                                     96,236    3,361,523
    CSS Industries, Inc.                                            10,852      267,176
    CST Brands, Inc.                                                50,181    2,417,721
    Culp, Inc.                                                      10,036      323,159
*   Delta Apparel, Inc.                                              7,532      141,150
    Destination Maternity Corp.                                        200        1,132
    DeVry Education Group, Inc.                                      8,757      293,359
#   Dillard's, Inc. Class A                                        120,300    6,789,732
*   Discovery Communications, Inc. Class B                           3,762      104,772
*   Discovery Communications, Inc. Class C                           3,762      104,245
*   Dixie Group, Inc. (The)                                         11,800       41,300
#*  Dorman Products, Inc.                                           12,311      849,705
    Dover Motorsports, Inc.                                         15,098       33,971
    DR Horton, Inc.                                                208,125    6,225,019
    Educational Development Corp.                                    1,679       12,509

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CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Consumer Discretionary -- (Continued)
#*  Eldorado Resorts, Inc.                                          18,512 $   286,936
    Escalade, Inc.                                                     277       3,656
#*  EW Scripps Co. (The) Class A                                    81,265   1,583,042
#   Flanigan's Enterprises, Inc.                                       865      20,976
    Flexsteel Industries, Inc.                                       2,068     105,178
    Ford Motor Co.                                               2,580,303  31,892,545
#   Fred's, Inc. Class A                                            47,275     688,797
*   FTD Cos., Inc.                                                  24,893     572,041
#*  G-III Apparel Group, Ltd.                                       22,788     598,413
#   GameStop Corp. Class A                                         104,752   2,565,376
    Gaming Partners International Corp.                                500       5,925
    Gannett Co., Inc.                                               59,819     575,459
    General Motors Co.                                           1,063,145  38,921,738
#*  Genesco, Inc.                                                    7,056     424,771
    Graham Holdings Co. Class B                                      5,780   3,002,999
*   Gray Television, Inc.                                           46,874     555,457
#   Group 1 Automotive, Inc.                                        57,936   4,680,649
    Harte-Hanks, Inc.                                               55,608      86,748
#   Haverty Furniture Cos., Inc.                                    33,479     729,842
*   Helen of Troy, Ltd.                                             64,389   6,007,494
    Hooker Furniture Corp.                                          14,814     491,825
*   Hyatt Hotels Corp. Class A                                      14,601     798,821
*   Iconix Brand Group, Inc.                                        65,319     672,133
    International Speedway Corp. Class A                            24,844     910,533
*   J Alexander's Holdings, Inc.                                     2,666      26,660
*   JAKKS Pacific, Inc.                                             13,103      66,825
#*  JC Penney Co., Inc.                                             85,215     566,680
    Johnson Outdoors, Inc. Class A                                  15,588     537,474
#   KB Home                                                         30,800     504,504
#   Kohl's Corp.                                                    14,353     571,680
    La-Z-Boy, Inc.                                                  56,332   1,611,095
*   Lakeland Industries, Inc.                                       11,757     127,563
#*  Lands' End, Inc.                                                21,056     323,210
    Lennar Corp. Class A                                           224,100  10,006,065
    Lennar Corp. Class B                                             7,868     282,933
*   Liberty Broadband Corp. Class A                                 24,095   2,016,270
*   Liberty Broadband Corp. Class B                                  1,905     160,639
#*  Liberty Broadband Corp. Class C                                 67,601   5,769,069
*   Liberty Expedia Holdings, Inc. Class A                          80,904   3,560,585
#*  Liberty Expedia Holdings, Inc. Class B                           3,457     152,004
*   Liberty Interactive Corp., QVC Group Class A                   882,463  16,925,640
#*  Liberty Interactive Corp., QVC Group Class B                    35,706     683,056
*   Liberty Media Corp.-Liberty Braves Class A                       9,638     192,278
#*  Liberty Media Corp.-Liberty Braves Class B                         762      16,311
*   Liberty Media Corp.-Liberty Braves Class C                      20,801     415,604
#*  Liberty Media Corp.-Liberty Formula One Class A                 24,095     698,273
#*  Liberty Media Corp.-Liberty Formula One Class B                  1,905      58,045
#*  Liberty Media Corp.-Liberty Formula One Class C                 52,002   1,494,537
*   Liberty Media Corp.-Liberty SiriusXM Class A                    96,383   3,492,920
#*  Liberty Media Corp.-Liberty SiriusXM Class B                     7,622     272,868
*   Liberty Media Corp.-Liberty SiriusXM Class C                   208,010   7,465,479
*   Liberty TripAdvisor Holdings, Inc. Class A                      76,802   1,378,596
*   Liberty TripAdvisor Holdings, Inc. Class B                       3,570      69,704

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CONTINUED


                                                                        SHARES    VALUE+
                                                                        ------- -----------
Consumer Discretionary -- (Continued)
*          Liberty Ventures Series A                                    121,356 $ 5,297,189
#*         Liberty Ventures Series B                                      5,186     228,884
           Lifetime Brands, Inc.                                         16,431     245,643
#          Lions Gate Entertainment Corp. Class A                         4,691     134,960
#*         Lions Gate Entertainment Corp. Class B                         4,691     125,672
#          Lithia Motors, Inc. Class A                                   34,933   3,602,291
*          Luby's, Inc.                                                  32,226     118,269
*          M/I Homes, Inc.                                               37,930     953,560
*          Madison Square Garden Co. (The) Class A                        9,852   1,730,701
           Marcus Corp. (The)                                            18,899     560,355
*          MarineMax, Inc.                                               29,164     625,568
#          Marriott Vacations Worldwide Corp.                             2,531     218,881
#*         McClatchy Co. (The) Class A                                    6,060      69,932
(degrees)* Media General, Inc.                                           25,196       7,808
#          Meredith Corp.                                                32,676   2,003,039
*          Meritage Homes Corp.                                          28,156   1,034,733
*          MGM Resorts International                                    227,871   6,562,685
*          Modine Manufacturing Co.                                      14,650     199,240
*          Mohawk Industries, Inc.                                       98,740  21,312,042
*          Monarch Casino & Resort, Inc.                                  1,103      26,207
#*         Motorcar Parts of America, Inc.                               13,074     342,931
           Movado Group, Inc.                                            21,998     597,246
*          MSG Networks, Inc. Class A                                    29,558     685,746
*          Murphy USA, Inc.                                              30,778   1,960,559
#          NACCO Industries, Inc. Class A                                 6,832     503,860
*          New York & Co., Inc.                                           6,926      15,029
#          Newell Brands, Inc.                                          209,562   9,918,569
           News Corp. Class A                                           402,247   4,943,616
#          News Corp. Class B                                            99,903   1,263,773
           Nexstar Media Group, Inc.                                      3,146     205,748
           Office Depot, Inc.                                           181,609     808,160
#          Penske Automotive Group, Inc.                                 43,845   2,383,414
*          Perry Ellis International, Inc.                               19,169     452,197
           PulteGroup, Inc.                                             143,221   3,080,684
           PVH Corp.                                                     31,964   2,998,543
           RCI Hospitality Holdings, Inc.                                12,026     211,056
*          Red Robin Gourmet Burgers, Inc.                               31,175   1,482,371
*          Regis Corp.                                                   49,623     690,752
#          Rent-A-Center, Inc.                                           76,435     684,858
           Rocky Brands, Inc.                                             8,729     110,422
#          Royal Caribbean Cruises, Ltd.                                322,500  30,195,675
*          Ruby Tuesday, Inc.                                            17,500      34,300
           Saga Communications, Inc. Class A                              8,693     437,258
           Salem Media Group, Inc.                                       10,922      66,624
           Scholastic Corp.                                              30,900   1,414,602
*          Sequential Brands Group, Inc.                                     70         324
*          Shiloh Industries, Inc.                                       15,461     185,377
           Shoe Carnival, Inc.                                           33,450     855,316
           Spartan Motors, Inc.                                          16,820     132,878
           Speedway Motorsports, Inc.                                    16,132     346,677
           Standard Motor Products, Inc.                                 37,342   1,862,246
           Staples, Inc.                                                426,509   3,923,883
*          Stoneridge, Inc.                                              19,361     317,714

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
Consumer Discretionary -- (Continued)
    Strattec Security Corp.                                          5,224 $    160,899
    Superior Industries International, Inc.                         23,275      536,489
    Superior Uniform Group, Inc.                                    17,956      305,611
#   Tailored Brands, Inc.                                           15,981      339,596
*   Tandy Leather Factory, Inc.                                      9,974       77,299
    TEGNA, Inc.                                                    119,639    2,740,929
    Time Warner, Inc.                                            1,534,860  148,651,191
    Time, Inc.                                                     191,857    3,693,247
#*  Toll Brothers, Inc.                                            179,799    5,638,497
*   Trans World Entertainment Corp.                                  5,781       15,898
#*  Tuesday Morning Corp.                                           60,500      260,150
    Twenty-First Century Fox, Inc. Class A                       1,287,383   40,398,079
    Twenty-First Century Fox, Inc. Class B                         550,972   17,085,642
*   UCP, Inc. Class A                                                7,837       88,950
*   Unifi, Inc.                                                     43,422    1,167,618
*   Universal Electronics, Inc.                                      3,206      190,757
*   Vista Outdoor, Inc.                                             77,610    2,235,944
*   VOXX International Corp.                                         3,750       15,750
    Walt Disney Co. (The)                                           26,220    2,901,243
#   Wendy's Co. (The)                                              242,704    3,283,785
*   West Marine, Inc.                                               26,468      245,358
    Whirlpool Corp.                                                 30,049    5,255,270
                                                                           ------------
Total Consumer Discretionary                                                967,068,058
                                                                           ------------
Consumer Staples -- (8.2%)
#   Alico, Inc.                                                        960       25,872
#*  Alliance One International, Inc.                                 3,508       58,408
    Andersons, Inc. (The)                                           23,660      893,165
    Archer-Daniels-Midland Co.                                     813,476   36,004,448
    Bunge, Ltd.                                                    121,368    8,399,879
*   CCA Industries, Inc.                                             8,323       21,640
*   Central Garden & Pet Co.                                        25,184      827,294
*   Central Garden & Pet Co. Class A                                48,121    1,481,164
    Constellation Brands, Inc. Class A                              28,408    4,254,382
    Constellation Brands, Inc. Class B                              12,615    1,908,397
#*  Craft Brew Alliance, Inc.                                        9,754      148,261
    CVS Health Corp.                                             1,510,745  119,061,813
    Fresh Del Monte Produce, Inc.                                   39,437    2,257,768
#*  Hain Celestial Group, Inc. (The)                                87,292    3,453,272
    Ingles Markets, Inc. Class A                                    11,437      517,524
    Ingredion, Inc.                                                 62,117    7,962,778
    JM Smucker Co. (The)                                           108,204   14,699,513
    John B. Sanfilippo & Son, Inc.                                  10,428      686,058
    Kraft Heinz Co. (The)                                          176,768   15,783,615
*   Landec Corp.                                                    37,056      466,906
    Mannatech, Inc.                                                    717       14,232
#   MGP Ingredients, Inc.                                            4,188      177,529
#   Molson Coors Brewing Co. Class A                                 1,908      183,740
    Molson Coors Brewing Co. Class B                               186,550   18,005,806
    Mondelez International, Inc. Class A                         2,081,099   92,151,064
    Nutraceutical International Corp.                               14,615      489,603
    Oil-Dri Corp. of America                                         5,047      169,832
*   Omega Protein Corp.                                             25,852      645,007

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CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
Consumer Staples -- (Continued)
#*  Post Holdings, Inc.                                             50,201 $  4,200,820
    Reynolds American, Inc.                                        188,277   11,321,096
#   Sanderson Farms, Inc.                                           16,100    1,465,100
*   Seaboard Corp.                                                   1,812    6,976,200
*   Seneca Foods Corp. Class A                                       6,301      225,891
*   Seneca Foods Corp. Class B                                         300       11,565
#   Snyder's-Lance, Inc.                                            32,153    1,234,032
    SpartanNash Co.                                                 34,281    1,297,879
#   Spectrum Brands Holdings, Inc.                                  31,986    4,266,613
#*  TreeHouse Foods, Inc.                                           24,190    1,835,537
    Tyson Foods, Inc. Class A                                      405,030   25,431,834
#   Universal Corp.                                                 22,290    1,515,720
    Wal-Mart Stores, Inc.                                          972,881   64,930,078
    Walgreens Boots Alliance, Inc.                                 578,187   47,376,643
    Weis Markets, Inc.                                              11,602      689,623
                                                                           ------------
Total Consumer Staples                                                      503,527,601
                                                                           ------------
Energy -- (12.6%)
    Adams Resources & Energy, Inc.                                   6,004      232,655
    Alon USA Energy, Inc.                                           33,484      377,030
    Anadarko Petroleum Corp.                                       258,932   18,003,542
    Apache Corp.                                                    15,708      939,653
    Archrock, Inc.                                                  69,200    1,010,320
    Baker Hughes, Inc.                                             127,976    8,072,726
*   Barnwell Industries, Inc.                                        7,870       13,182
#   Bristow Group, Inc.                                             37,360      659,778
#*  California Resources Corp.                                       2,132       45,667
#*  Callon Petroleum Co.                                            13,214      201,910
    Chevron Corp.                                                1,124,251  125,185,349
#*  Cloud Peak Energy, Inc.                                         33,115      188,424
    ConocoPhillips                                               1,601,249   78,076,901
*   Dawson Geophysical Co.                                          29,011      229,767
    Delek US Holdings, Inc.                                         52,256    1,170,534
    EOG Resources, Inc.                                             74,157    7,532,868
*   Era Group, Inc.                                                 24,458      383,012
*   Exterran Corp.                                                  34,600    1,073,292
    Exxon Mobil Corp.                                            2,493,606  209,188,607
    Green Plains, Inc.                                              26,534      597,015
    Gulf Island Fabrication, Inc.                                   15,018      208,750
#*  Gulfmark Offshore, Inc. Class A                                 17,250       29,325
*   Helix Energy Solutions Group, Inc.                             103,010      873,525
#   Helmerich & Payne, Inc.                                        108,670    7,732,957
#   Hess Corp.                                                     165,152    8,947,935
#   HollyFrontier Corp.                                             32,210      933,124
*   Hornbeck Offshore Services, Inc.                                 6,900       50,025
*   International Seaways, Inc.                                         12          209
    Kinder Morgan, Inc.                                            303,244    6,774,471
    Marathon Oil Corp.                                             467,019    7,822,568
    Marathon Petroleum Corp.                                       903,936   43,434,125
*   Matrix Service Co.                                              15,423      345,475
#   Murphy Oil Corp.                                               108,993    3,150,988
    Nabors Industries, Ltd.                                        181,974    2,957,077
#   National Oilwell Varco, Inc.                                   213,118    8,057,992

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CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Energy -- (Continued)
*   Natural Gas Services Group, Inc.                              15,026 $    431,246
*   Newpark Resources, Inc.                                       97,395      735,332
    Noble Energy, Inc.                                           133,794    5,319,649
    Occidental Petroleum Corp.                                   193,548   13,116,748
*   Parker Drilling Co.                                          103,773      264,621
#   Patterson-UTI Energy, Inc.                                   152,325    4,271,193
#*  PDC Energy, Inc.                                              24,103    1,782,176
*   PHI, Inc. Non-Voting                                          15,570      246,785
*   PHI, Inc. Voting                                               1,099       17,166
    Phillips 66                                                  883,414   72,104,251
*   Pioneer Energy Services Corp.                                 74,262      467,851
    Pioneer Natural Resources Co.                                 88,400   15,932,332
*   QEP Resources, Inc.                                           33,043      576,270
#*  Renewable Energy Group, Inc.                                   2,882       25,073
#*  REX American Resources Corp.                                   4,050      336,272
#*  Rowan Cos. P.L.C. Class A                                    118,378    2,121,334
    Schlumberger, Ltd.                                           603,242   50,497,388
*   SEACOR Holdings, Inc.                                         20,471    1,506,051
    SemGroup Corp. Class A                                         4,727      187,662
#   Ship Finance International, Ltd.                              12,481      187,215
    Superior Energy Services, Inc.                                75,686    1,337,372
#*  Tesco Corp.                                                    3,745       32,207
    Tesoro Corp.                                                 168,807   13,648,046
#*  Unit Corp.                                                    52,140    1,355,640
    Valero Energy Corp.                                          605,899   39,843,918
    Western Refining, Inc.                                        47,810    1,673,828
*   Whiting Petroleum Corp.                                       16,007      177,518
                                                                         ------------
Total Energy                                                              772,695,922
                                                                         ------------
Financials -- (22.1%)
    1st Source Corp.                                              45,305    2,043,709
    Aflac, Inc.                                                  130,228    9,114,658
*   Alleghany Corp.                                                3,115    1,905,041
    Allied World Assurance Co. Holdings AG                        76,431    4,060,779
    Allstate Corp. (The)                                         211,174   15,882,397
    American Equity Investment Life Holding Co.                   88,700    2,093,320
    American Financial Group, Inc.                               173,596   14,958,767
    American International Group, Inc.                           838,781   53,900,067
    American National Insurance Co.                               23,302    2,716,780
#   AmeriServ Financial, Inc.                                     33,075      130,646
*   Arch Capital Group, Ltd.                                       3,094      273,355
    Argo Group International Holdings, Ltd.                       51,636    3,302,122
    Aspen Insurance Holdings, Ltd.                               102,623    5,787,937
    Associated Banc-Corp                                          31,434      795,280
    Assurant, Inc.                                                65,820    6,393,097
    Assured Guaranty, Ltd.                                       122,989    4,785,502
*   Asta Funding, Inc.                                             7,527       76,775
    Astoria Financial Corp.                                       19,344      365,795
*   Atlanticus Holdings Corp.                                     19,218       54,579
    Axis Capital Holdings, Ltd.                                    8,510      544,725
    Baldwin & Lyons, Inc. Class A                                    300        7,296
    Baldwin & Lyons, Inc. Class B                                  6,556      157,344
*   Bancorp, Inc. (The)                                              459        2,749

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CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
Financials -- (Continued)
    Bank Mutual Corp.                                               14,475 $    138,236
    Bank of America Corp.                                        5,636,194  127,603,432
    Bank of New York Mellon Corp. (The)                            671,211   30,023,268
    BankFinancial Corp.                                             21,475      289,268
    Bar Harbor Bankshares                                            1,822       78,947
    BB&T Corp.                                                     142,893    6,600,228
    BCB Bancorp, Inc.                                                1,059       14,349
    Berkshire Hills Bancorp, Inc.                                   30,747    1,088,444
    Capital City Bank Group, Inc.                                   15,389      318,398
    Capital One Financial Corp.                                    373,787   32,665,246
*   Cascade Bancorp                                                 15,799      125,918
    Cathay General Bancorp                                          17,730      646,081
    CenterState Banks, Inc.                                            747       18,219
    Century Bancorp, Inc. Class A                                      495       29,849
    Chubb, Ltd.                                                    111,887   14,712,022
    Cincinnati Financial Corp.                                      12,284      867,005
    CIT Group, Inc.                                                 45,907    1,890,909
    Citigroup, Inc.                                              1,870,326  104,420,301
    Citizens Community Bancorp, Inc.                                10,355      129,023
    CME Group, Inc.                                                381,507   46,192,868
    CNA Financial Corp.                                            200,051    8,332,124
    CNO Financial Group, Inc.                                      301,264    5,696,902
    Codorus Valley Bancorp, Inc.                                       144        3,696
    Comerica, Inc.                                                  16,431    1,109,585
    Community West Bancshares                                          400        4,060
*   Consumer Portfolio Services, Inc.                               30,005      143,424
#*  Cowen Group, Inc. Class A                                        3,989       59,835
    Donegal Group, Inc. Class A                                     13,586      223,761
    Donegal Group, Inc. Class B                                        300        4,883
*   E*TRADE Financial Corp.                                         89,699    3,359,228
    Eastern Virginia Bankshares, Inc.                                  307        3,070
    EMC Insurance Group, Inc.                                       27,511      801,946
    Endurance Specialty Holdings, Ltd.                              94,576    8,766,249
    Enterprise Financial Services Corp.                              3,235      134,738
    ESSA Bancorp, Inc.                                               8,217      130,075
    Evans Bancorp, Inc.                                              1,681       62,029
    Everest Re Group, Ltd.                                          34,913    7,678,416
    Farmers Capital Bank Corp.                                         302       11,219
    FBL Financial Group, Inc. Class A                               24,660    1,721,268
    Federal Agricultural Mortgage Corp. Class A                        177       10,620
    Federal Agricultural Mortgage Corp. Class C                      9,200      512,072
    Federated National Holding Co.                                  13,665      250,616
    Fidelity Southern Corp.                                          7,213      167,702
    Fifth Third Bancorp                                             92,166    2,405,533
*   First Acceptance Corp.                                          27,347       43,482
    First American Financial Corp.                                  61,982    2,329,284
#   First Bancorp                                                   16,138      472,359
    First Business Financial Services, Inc.                            964       23,358
    First Citizens BancShares, Inc. Class A                          8,627    3,163,866
#   First Commonwealth Financial Corp.                              30,547      431,324
    First Community Bancshares, Inc.                                   183        5,325
    First Defiance Financial Corp.                                  10,880      527,245
    First Financial Northwest, Inc.                                 25,371      526,448

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CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
Financials -- (Continued)
    First Merchants Corp.                                           41,623 $  1,595,410
    First Midwest Bancorp, Inc.                                      7,168      174,039
    First South Bancorp, Inc.                                        2,278       28,224
#   FNB Corp.                                                       63,117      942,968
*   FNFV Group                                                      15,438      200,694
*   Genworth Financial, Inc. Class A                                34,964      117,479
#   German American Bancorp, Inc.                                    4,179      200,550
*   Global Indemnity, Ltd.                                           8,282      327,222
    Goldman Sachs Group, Inc. (The)                                209,155   47,963,425
    Great Southern Bancorp, Inc.                                     1,616       80,881
    Great Western Bancorp, Inc.                                        260       11,115
    Guaranty Federal Bancshares, Inc.                                1,684       34,354
*   Hallmark Financial Services, Inc.                               20,834      227,924
    Hanover Insurance Group, Inc. (The)                             88,829    7,456,306
    Hartford Financial Services Group, Inc. (The)                  320,787   15,625,535
    Heartland Financial USA, Inc.                                      465       21,762
    Hilltop Holdings, Inc.                                          26,171      716,562
    Hingham Institution for Savings                                    331       64,012
*   HMN Financial, Inc.                                              3,456       63,072
    Home Bancorp, Inc.                                                 719       25,575
    HopFed Bancorp, Inc.                                             6,781       96,222
    Horace Mann Educators Corp.                                     58,206    2,406,818
    Huntington Bancshares, Inc.                                     70,847      958,560
    Iberiabank Corp.                                                   697       57,259
    Independence Holding Co.                                        13,333      265,327
    Infinity Property & Casualty Corp.                              15,800    1,372,230
    International Bancshares Corp.                                     800       29,680
    Investment Technology Group, Inc.                               23,677      476,381
    Investors Title Co.                                              1,169      142,057
    Janus Capital Group, Inc.                                       24,840      310,500
    JPMorgan Chase & Co.                                         2,695,925  228,156,133
#   Kemper Corp.                                                    46,361    2,002,795
    Kentucky First Federal Bancorp                                   2,400       22,800
    KeyCorp                                                        526,210    9,455,994
    Lakeland Bancorp, Inc.                                           8,740      162,127
    Landmark Bancorp, Inc.                                           2,277       69,449
#   Legg Mason, Inc.                                                43,400    1,375,346
    Lincoln National Corp.                                         134,595    9,086,508
    Loews Corp.                                                    243,798   11,356,111
    M&T Bank Corp.                                                   4,241      689,459
    Macatawa Bank Corp.                                             15,191      155,252
    Mackinac Financial Corp.                                         6,893       91,539
    Maiden Holdings, Ltd.                                            5,792      102,808
    MainSource Financial Group, Inc.                                45,000    1,478,700
*   Markel Corp.                                                       101       93,425
    Marlin Business Services Corp.                                  14,241      326,831
    MB Financial, Inc.                                              19,678      876,261
#*  MBIA, Inc.                                                      82,267      839,123
    MBT Financial Corp.                                              9,396      101,477
    Mercantile Bank Corp.                                            4,422      142,831
    Meta Financial Group, Inc.                                       1,083       95,142
    MetLife, Inc.                                                  958,812   52,168,961
    MidWestOne Financial Group, Inc.                                   346       12,217

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
    Morgan Stanley                                               1,036,923 $44,058,858
    MutualFirst Financial, Inc.                                      2,300      71,875
    Nasdaq, Inc.                                                    42,129   2,971,780
    National Western Life Group, Inc. Class A                          900     263,835
    Navigators Group, Inc. (The)                                     7,370     413,826
#   New York Community Bancorp, Inc.                                52,185     792,690
*   NewStar Financial, Inc.                                         41,166     365,554
    Northrim BanCorp, Inc.                                           5,734     161,986
    OFG Bancorp                                                     30,191     400,031
    Old Republic International Corp.                               172,923   3,596,798
    Oppenheimer Holdings, Inc. Class A                               3,097      52,959
    PacWest Bancorp                                                  1,076      59,610
    Park Sterling Corp.                                                992      11,606
#   People's United Financial, Inc.                                 68,700   1,288,125
    Peoples Bancorp of North Carolina, Inc.                            250       6,500
    Peoples Bancorp, Inc.                                           15,923     494,409
*   PHH Corp.                                                       54,576     795,718
*   Piper Jaffray Cos.                                                 312      21,996
    PNC Financial Services Group, Inc. (The)                       170,790  20,573,363
    Popular, Inc.                                                   56,536   2,511,895
    Premier Financial Bancorp, Inc.                                  4,877      89,347
#   Principal Financial Group, Inc.                                218,754  12,488,666
    Provident Financial Holdings, Inc.                                 544      10,080
#   Provident Financial Services, Inc.                              21,059     557,432
    Prudential Financial, Inc.                                     497,625  52,305,364
    Radian Group, Inc.                                             161,945   2,979,788
    Regions Financial Corp.                                      1,302,555  18,769,818
    Reinsurance Group of America, Inc.                             169,166  21,225,258
    RenaissanceRe Holdings, Ltd.                                    12,667   1,726,765
    Renasant Corp.                                                  42,102   1,675,660
#*  Republic First Bancorp, Inc.                                     2,174      16,414
    Riverview Bancorp, Inc.                                          1,682      12,901
    Safety Insurance Group, Inc.                                    26,197   1,878,325
    Sandy Spring Bancorp, Inc.                                       9,125     373,851
*   Select Bancorp, Inc.                                               600       6,198
#   Selective Insurance Group, Inc.                                 45,200   1,884,840
    SI Financial Group, Inc.                                         5,661      85,198
    South State Corp.                                                5,283     472,300
*   Southern First Bancshares, Inc.                                  1,216      43,046
    Southwest Bancorp, Inc.                                         16,974     470,180
    State Auto Financial Corp.                                      15,100     381,426
    State Street Corp.                                               4,112     313,334
    Sterling Bancorp                                                70,552   1,682,665
    Stewart Information Services Corp.                              12,271     535,997
    Suffolk Bancorp                                                    205       8,491
    SunTrust Banks, Inc.                                           255,532  14,519,328
    Synchrony Financial                                            544,549  19,505,745
#   Synovus Financial Corp.                                         22,796     950,137
    Timberland Bancorp, Inc.                                         2,500      52,275
    Tiptree, Inc.                                                   37,071     242,815
    Torchmark Corp.                                                  7,000     514,780
    Travelers Cos., Inc. (The)                                     153,509  18,080,290
    Trico Bancshares                                                   854      31,487

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                  SHARES       VALUE+
                                                                 --------- --------------
Financials -- (Continued)
#   Trustmark Corp.                                                  4,194 $      141,002
    Umpqua Holdings Corp.                                           34,932        639,605
*   Unico American Corp.                                             1,900         19,380
    Union Bankshares Corp.                                          37,042      1,361,664
#   United Bankshares, Inc.                                         12,121        543,021
    United Financial Bancorp, Inc.                                   9,193        165,934
    United Fire Group, Inc.                                         24,429      1,153,049
*   United Security Bancshares                                         436          3,444
    Unity Bancorp, Inc.                                              3,999         65,784
    Univest Corp. of Pennsylvania                                      156          4,391
    Unum Group                                                     517,445     23,507,526
    Validus Holdings, Ltd.                                           8,958        510,606
#   Valley National Bancorp                                            768          9,300
    Voya Financial, Inc.                                            14,373        578,082
    Washington Federal, Inc.                                        97,887      3,215,588
    Waterstone Financial, Inc.                                       1,426         25,811
    Wells Fargo & Co.                                            2,007,721    113,094,924
    WesBanco, Inc.                                                  31,678      1,314,637
    West Bancorporation, Inc.                                        2,744         62,563
    Western New England Bancorp, Inc.                               11,698        113,471
    Wintrust Financial Corp.                                        24,224      1,734,438
#   WR Berkley Corp.                                                 5,305        356,549
    XL Group, Ltd.                                                 240,766      9,045,579
#   Zions Bancorporation                                            53,325      2,249,782
                                                                           --------------
Total Financials                                                            1,359,893,650
                                                                           --------------
Health Care -- (10.5%)
    Abbott Laboratories                                            694,726     29,018,705
    Aceto Corp.                                                     31,686        604,886
*   Addus HomeCare Corp.                                             2,044         69,803
    Aetna, Inc.                                                    558,462     66,239,178
*   Albany Molecular Research, Inc.                                 24,874        457,682
*   Alere, Inc.                                                     45,800      1,694,600
*   Allergan P.L.C.                                                105,649     23,125,510
    Analogic Corp.                                                   2,988        232,018
*   AngioDynamics, Inc.                                             14,354        231,028
*   Anika Therapeutics, Inc.                                        14,671        741,472
    Anthem, Inc.                                                   504,640     77,785,210
#*  Aptevo Therapeutics, Inc.                                        4,339          8,635
*   Arrhythmia Research Technology, Inc.                             1,200          5,052
    Baxter International, Inc.                                      27,380      1,311,776
    Cigna Corp.                                                     42,954      6,280,734
    CONMED Corp.                                                    43,239      1,928,027
#   Cooper Cos., Inc. (The)                                         13,956      2,576,417
#*  Cross Country Healthcare, Inc.                                   7,595        109,900
    CryoLife, Inc.                                                  17,502        332,538
#*  Cumberland Pharmaceuticals, Inc.                                23,319        143,645
*   Cutera, Inc.                                                     1,289         23,846
#*  Cynosure, Inc. Class A                                           8,077        431,312
    Danaher Corp.                                                  338,041     28,368,401
    Digirad Corp.                                                   26,711        134,890
#*  Emergent BioSolutions, Inc.                                      8,678        262,683
#*  Envision Healthcare Corp.                                       30,743      2,090,524

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                         SHARES      VALUE+
                                                                        --------- ------------
Health Care -- (Continued)
*          Enzo Biochem, Inc.                                              41,397 $    276,532
*          Exactech, Inc.                                                   3,390       83,563
*          Express Scripts Holding Co.                                    493,239   33,974,302
*          Five Star Quality Care, Inc.                                     6,065       17,285
*          Harvard Bioscience, Inc.                                        32,107       96,321
           Humana, Inc.                                                   236,814   47,007,579
*          Impax Laboratories, Inc.                                         4,700       61,805
*          Integer Holdings Corp.                                          41,672    1,350,173
#          Invacare Corp.                                                   7,330       84,295
           Kewaunee Scientific Corp.                                        1,631       41,346
           Kindred Healthcare, Inc.                                        22,803      151,640
           LeMaitre Vascular, Inc.                                          5,100      115,821
*          LHC Group, Inc.                                                  1,418       71,084
*          LifePoint Health, Inc.                                          82,208    4,879,045
*          Magellan Health, Inc.                                           17,899    1,341,530
(degrees)* MedCath Corp.                                                   29,240           --
           Medtronic P.L.C.                                               764,960   58,152,259
*          Merit Medical Systems, Inc.                                     13,395      340,233
#*         Molina Healthcare, Inc.                                         24,941    1,414,653
*          Mylan NV                                                         6,181      235,187
           National HealthCare Corp.                                        6,484      485,327
*          Natus Medical, Inc.                                             15,698      613,007
*          Nuvectra Corp.                                                  13,890      108,064
*          Omnicell, Inc.                                                  35,405    1,271,039
           PerkinElmer, Inc.                                               76,500    4,069,035
           Pfizer, Inc.                                                 4,178,729  132,591,071
*          PharMerica Corp.                                                33,305      825,964
*          Prestige Brands Holdings, Inc.                                 111,489    5,882,160
*          RTI Surgical, Inc.                                              73,086      237,529
#*         SciClone Pharmaceuticals, Inc.                                  13,028      132,234
#*         Select Medical Holdings Corp.                                   42,204      525,440
*          Surmodics, Inc.                                                  5,593      135,351
#          Teleflex, Inc.                                                  37,223    6,243,414
           Thermo Fisher Scientific, Inc.                                 499,520   76,121,853
*          Tivity Health, Inc.                                             37,281      956,258
#*         Triple-S Management Corp. Class B                               20,684      395,271
           UnitedHealth Group, Inc.                                        89,716   14,542,964
#*         Universal American Corp.                                        70,194      697,728
*          VCA, Inc.                                                       69,140    6,264,084
*          WellCare Health Plans, Inc.                                     18,375    2,674,297
                                                                                  ------------
Total Health Care                                                                  648,675,215
                                                                                  ------------
Industrials -- (11.5%)
           AAR Corp.                                                       32,906    1,052,663
           ABM Industries, Inc.                                            64,500    2,605,155
           Acme United Corp.                                                1,030       25,091
#          Actuant Corp. Class A                                            4,057      106,091
*          AECOM                                                           55,835    2,061,987
*          Aegion Corp.                                                    42,549      989,690
#*         Aerovironment, Inc.                                             35,065      918,352
           AGCO Corp.                                                      58,973    3,703,504
*          Air Transport Services Group, Inc.                               6,308      101,748
           Alamo Group, Inc.                                               22,751    1,720,658

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Industrials -- (Continued)
    Alaska Air Group, Inc.                                         105,252 $ 9,874,743
    Albany International Corp. Class A                              20,551     975,145
    AMERCO                                                          29,431  11,085,775
*   Ameresco, Inc. Class A                                             981       5,101
#   American Railcar Industries, Inc.                               20,003     890,934
#   Apogee Enterprises, Inc.                                        36,374   2,076,228
    ArcBest Corp.                                                   12,135     383,466
    Arconic, Inc.                                                  331,751   7,560,605
    Argan, Inc.                                                         21       1,549
    Astec Industries, Inc.                                          22,925   1,604,291
*   Atlas Air Worldwide Holdings, Inc.                              31,815   1,678,241
    Barnes Group, Inc.                                              36,400   1,751,932
*   BlueLinx Holdings, Inc.                                            681       4,481
    Brady Corp. Class A                                             38,500   1,399,475
#   Briggs & Stratton Corp.                                         41,033     888,775
*   CAI International, Inc.                                         17,082     275,703
*   Casella Waste Systems, Inc. Class A                              5,201      60,124
#   Caterpillar, Inc.                                              107,902  10,321,905
*   CBIZ, Inc.                                                      38,149     499,752
*   CDI Corp.                                                       26,779     230,299
    CECO Environmental Corp.                                         3,773      49,502
#   Celadon Group, Inc.                                             24,642     187,279
    Chicago Rivet & Machine Co.                                        700      33,614
    CIRCOR International, Inc.                                      10,019     623,983
    Columbus McKinnon Corp.                                         17,542     482,230
    Comfort Systems USA, Inc.                                       44,560   1,508,356
    CompX International, Inc.                                          500       7,300
#   Covanta Holding Corp.                                           64,592   1,039,931
*   Covenant Transportation Group, Inc. Class A                      7,080     152,432
    CRA International, Inc.                                          7,613     252,980
    CSX Corp.                                                    1,242,950  57,660,450
    Cummins, Inc.                                                      900     132,309
    Curtiss-Wright Corp.                                            46,353   4,545,375
    Delta Air Lines, Inc.                                          355,413  16,789,710
#*  DigitalGlobe, Inc.                                              21,971     616,287
    DMC Global, Inc.                                                 1,436      22,904
    Douglas Dynamics, Inc.                                          30,234   1,021,909
*   Ducommun, Inc.                                                  12,645     374,671
    Eastern Co. (The)                                               10,193     201,821
    Eaton Corp. P.L.C.                                             186,354  13,190,136
    EMCOR Group, Inc.                                               50,540   3,522,133
    Encore Wire Corp.                                               19,966     843,564
    EnerSys                                                         43,239   3,370,480
*   Engility Holdings, Inc.                                          7,988     234,288
    Ennis, Inc.                                                     31,756     536,676
    EnPro Industries, Inc.                                          17,635   1,197,593
    ESCO Technologies, Inc.                                         17,601   1,024,378
    Espey Manufacturing & Electronics Corp.                          1,671      43,989
    Essendant, Inc.                                                 24,021     501,799
#*  Esterline Technologies Corp.                                    44,968   3,851,509
    Federal Signal Corp.                                            71,923   1,117,683
    FedEx Corp.                                                    142,324  26,914,892
    Fortune Brands Home & Security, Inc.                           123,726   6,821,014

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CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Industrials -- (Continued)
*   Franklin Covey Co.                                               3,046 $    53,305
    FreightCar America, Inc.                                         9,404     135,888
*   FTI Consulting, Inc.                                            25,736   1,084,515
    G&K Services, Inc. Class A                                      29,714   2,854,327
#   GATX Corp.                                                      65,445   3,784,030
*   Gencor Industries, Inc.                                         13,149     205,782
    General Electric Co.                                         2,102,284  62,437,835
#*  Genesee & Wyoming, Inc. Class A                                  1,200      90,432
*   Gibraltar Industries, Inc.                                      24,203   1,062,512
*   GP Strategies Corp.                                             18,583     477,583
#   Granite Construction, Inc.                                      27,179   1,525,557
*   Great Lakes Dredge & Dock Corp.                                 69,820     363,064
    Greenbrier Cos., Inc. (The)                                     22,451     982,231
#   Griffon Corp.                                                   67,323   1,713,370
#*  Hawaiian Holdings, Inc.                                          9,193     468,383
    Heidrick & Struggles International, Inc.                        18,234     407,530
*   Herc Holdings, Inc.                                             18,560     921,875
*   Hertz Global Holdings, Inc.                                     55,682   1,167,652
*   Hill International, Inc.                                        27,154     146,632
    Hurco Cos., Inc.                                                 7,910     242,046
*   Huron Consulting Group, Inc.                                     4,001     181,245
    Hyster-Yale Materials Handling, Inc.                            12,246     753,374
*   ICF International, Inc.                                         31,660   1,646,320
    Ingersoll-Rand P.L.C.                                          213,109  16,910,199
*   InnerWorkings, Inc.                                             96,587     928,201
    Insteel Industries, Inc.                                        17,578     651,089
*   JetBlue Airways Corp.                                          324,893   6,371,152
    Kadant, Inc.                                                     5,786     356,418
    KAR Auction Services, Inc.                                      18,100     824,455
    KBR, Inc.                                                        3,600      61,236
    Kennametal, Inc.                                                 1,000      35,740
*   Key Technology, Inc.                                             3,199      43,187
    Kimball International, Inc. Class B                             31,258     522,946
    Korn/Ferry International                                        33,148     962,949
*   Kratos Defense & Security Solutions, Inc.                        2,711      22,339
    L3 Technologies, Inc.                                          100,470  15,943,584
*   Lawson Products, Inc.                                            8,847     228,695
    LB Foster Co. Class A                                            6,682     100,230
#*  LMI Aerospace, Inc.                                             13,807     122,468
    LS Starrett Co. (The) Class A                                    1,997      21,967
    LSI Industries, Inc.                                            27,715     263,847
*   Lydall, Inc.                                                    14,605     890,905
    ManpowerGroup, Inc.                                             22,886   2,184,698
    Marten Transport, Ltd.                                          47,782   1,091,819
    Matson, Inc.                                                    62,316   2,222,189
    Matthews International Corp. Class A                            12,387     835,503
    McGrath RentCorp                                                17,552     671,891
*   Mercury Systems, Inc.                                            2,055      69,295
*   MFRI, Inc.                                                       8,900      77,875
    Miller Industries, Inc.                                         20,099     532,624
#   Mobile Mini, Inc.                                               54,461   1,772,706
*   Moog, Inc. Class A                                              35,339   2,327,780
    Mueller Industries, Inc.                                        30,912   1,244,517

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
    Mueller Water Products, Inc. Class A                         110,013 $ 1,480,775
    Multi-Color Corp.                                                308      23,778
*   MYR Group, Inc.                                               19,582     753,320
    National Presto Industries, Inc.                                 571      60,754
*   Navigant Consulting, Inc.                                     12,297     303,736
*   NL Industries, Inc.                                           42,070     252,420
#   NN, Inc.                                                      18,396     355,963
    Norfolk Southern Corp.                                       545,229  64,042,598
    Northrop Grumman Corp.                                        48,948  11,213,008
*   Northwest Pipe Co.                                             6,690     128,114
*   NOW, Inc.                                                     62,737   1,333,789
*   On Assignment, Inc.                                           53,951   2,442,901
    Orbital ATK, Inc.                                             56,610   4,922,239
    Oshkosh Corp.                                                 14,466   1,007,268
    Owens Corning                                                149,300   8,248,825
*   PAM Transportation Services, Inc.                              9,249     215,594
#   Pentair P.L.C.                                               117,934   6,914,470
    Powell Industries, Inc.                                        7,529     289,716
    Quad/Graphics, Inc.                                            2,390      62,594
    Quanex Building Products Corp.                                21,431     423,262
*   Quanta Services, Inc.                                        168,307   6,040,538
    Raytheon Co.                                                  44,355   6,394,217
    RCM Technologies, Inc.                                        20,293     121,961
    Regal Beloit Corp.                                            16,070   1,166,682
    Republic Services, Inc.                                      429,755  24,659,342
    Resources Connection, Inc.                                    25,955     433,449
*   Roadrunner Transportation Systems, Inc.                          879       6,962
*   RPX Corp.                                                     13,600     147,696
*   Rush Enterprises, Inc. Class A                                32,603   1,067,748
*   Rush Enterprises, Inc. Class B                                18,522     569,552
    Ryder System, Inc.                                            89,844   6,971,894
*   Saia, Inc.                                                     8,925     428,846
*   SIFCO Industries, Inc.                                         6,623      55,964
    SkyWest, Inc.                                                 38,506   1,363,112
    Southwest Airlines Co.                                       645,761  33,779,758
*   Sparton Corp.                                                  8,563     185,646
*   SPX FLOW, Inc.                                                12,803     446,697
    Standex International Corp.                                   22,341   1,948,135
    Stanley Black & Decker, Inc.                                 154,919  19,209,956
    Steelcase, Inc. Class A                                       55,469     931,879
#   Supreme Industries, Inc. Class A                               1,433      26,310
#*  Team, Inc.                                                     6,674     224,246
    Terex Corp.                                                   27,578     876,980
    Tetra Tech, Inc.                                              45,222   1,976,201
*   Titan Machinery, Inc.                                          2,883      39,814
*   TRC Cos., Inc.                                                23,870     221,991
    Trinity Industries, Inc.                                     183,814   5,062,238
    Triton International, Ltd.                                    24,053     585,450
#   Triumph Group, Inc.                                           57,456   1,536,948
*   Tutor Perini Corp.                                            33,844   1,008,551
#*  Twin Disc, Inc.                                                  900      14,976
*   Ultralife Corp.                                                3,309      18,200
    UniFirst Corp.                                                18,705   2,392,369

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
Industrials -- (Continued)
    Union Pacific Corp.                                            888,128 $ 94,656,682
*   United Continental Holdings, Inc.                               45,113    3,179,113
    United Technologies Corp.                                      228,103   25,016,056
    Universal Forest Products, Inc.                                 31,800    3,234,378
*   USA Truck, Inc.                                                 15,105      127,637
*   Vectrus, Inc.                                                    4,069       91,715
*   Veritiv Corp.                                                    9,437      528,944
    Viad Corp.                                                      23,193    1,017,013
*   Virco Manufacturing Corp.                                       12,601       55,444
    VSE Corp.                                                          610       22,741
    Watts Water Technologies, Inc. Class A                           1,534      101,244
#   Werner Enterprises, Inc.                                        34,105      958,351
*   Wesco Aircraft Holdings, Inc.                                    6,228       94,354
*   WESCO International, Inc.                                       11,687      826,271
*   Willdan Group, Inc.                                              1,000       26,810
*   Willis Lease Finance Corp.                                       6,713      171,047
*   XPO Logistics, Inc.                                             12,216      546,544
                                                                           ------------
Total Industrials                                                           709,768,408
                                                                           ------------
Information Technology -- (11.4%)
#   Activision Blizzard, Inc.                                      982,162   39,492,734
*   Actua Corp.                                                      1,184       16,931
*   Acxiom Corp.                                                     7,769      202,771
*   Agilysys, Inc.                                                  16,899      164,427
*   Alpha & Omega Semiconductor, Ltd.                               20,661      420,451
*   ARRIS International P.L.C.                                      70,523    2,015,547
*   Arrow Electronics, Inc.                                        182,170   13,393,138
    AstroNova, Inc.                                                  6,285       87,676
    Avnet, Inc.                                                    139,400    6,473,736
    AVX Corp.                                                       86,630    1,403,406
*   Aware, Inc.                                                     14,326       88,821
*   Axcelis Technologies, Inc.                                         175        2,660
*   AXT, Inc.                                                       16,521       94,996
    Bel Fuse, Inc. Class A                                           3,874       98,051
    Bel Fuse, Inc. Class B                                          11,837      376,417
*   Benchmark Electronics, Inc.                                     62,063    1,899,128
    Black Box Corp.                                                 18,611      248,457
#*  Blackhawk Network Holdings, Inc.                                25,926      925,558
*   Blucora, Inc.                                                   57,127      862,618
    Brocade Communications Systems, Inc.                           461,513    5,755,067
    Brooks Automation, Inc.                                         50,847      885,755
*   BSQUARE Corp.                                                    4,065       23,983
*   CACI International, Inc. Class A                                24,830    3,049,124
*   Calix, Inc.                                                     16,027      115,394
*   Ciber, Inc.                                                     34,165       14,729
    Cisco Systems, Inc.                                          4,601,656  141,362,872
    Cohu, Inc.                                                      28,915      381,678
*   CommerceHub, Inc. Series A                                       5,992       88,022
*   CommerceHub, Inc. Series C                                      27,479      400,644
    Communications Systems, Inc.                                     2,923       14,820
    Computer Sciences Corp.                                        136,993    8,520,965
    Comtech Telecommunications Corp.                                15,569      167,055
    Concurrent Computer Corp.                                       13,740       71,173

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
Information Technology -- (Continued)
*   Conduent, Inc.                                                 177,926 $  2,661,773
#   Convergys Corp.                                                197,364    4,898,574
*   CoreLogic, Inc.                                                 96,545    3,405,142
    Corning, Inc.                                                  785,955   20,819,948
*   Cray, Inc.                                                      12,866      220,652
    CSP, Inc.                                                        2,414       24,550
    CTS Corp.                                                       66,936    1,439,124
*   CyberOptics Corp.                                                3,281      118,116
#   Cypress Semiconductor Corp.                                     52,022      613,860
*   Dell Technologies, Inc. Class V                                 38,133    2,401,998
*   Digi International, Inc.                                        25,438      331,966
*   Diodes, Inc.                                                     4,709      117,207
*   DSP Group, Inc.                                                 46,713      506,836
*   EchoStar Corp. Class A                                          23,551    1,199,452
*   Edgewater Technology, Inc.                                      13,603       95,221
*   Electro Scientific Industries, Inc.                              6,085       39,978
#*  Electronics for Imaging, Inc.                                   58,110    2,611,463
    Emcore Corp.                                                       744        6,696
#*  EnerNOC, Inc.                                                    6,397       36,463
*   Entegris, Inc.                                                     300        5,625
*   ePlus, Inc.                                                      8,745      979,877
*   Exar Corp.                                                      51,341      526,245
*   Fabrinet                                                         4,055      170,837
    Fidelity National Information Services, Inc.                   151,857   12,060,483
*   Finisar Corp.                                                   61,526    1,819,324
#*  First Solar, Inc.                                               28,266      881,617
*   FormFactor, Inc.                                                46,295      576,373
*   Frequency Electronics, Inc.                                     10,976      121,614
#*  GSI Technology, Inc.                                             3,363       20,548
#*  Harmonic, Inc.                                                  22,962      121,699
    Hewlett Packard Enterprise Co.                                 993,058   22,522,555
*   IAC/InterActiveCorp                                            125,298    8,621,755
*   ID Systems, Inc.                                                 3,917       25,304
#*  Inseego Corp.                                                   10,953       33,845
*   Insight Enterprises, Inc.                                       42,100    1,563,173
    Intel Corp.                                                  4,593,407  169,129,246
    Intersil Corp. Class A                                         119,798    2,687,069
*   IntriCon Corp.                                                   2,835       19,845
*   Itron, Inc.                                                     33,397    2,060,595
    IXYS Corp.                                                       3,055       36,965
    Juniper Networks, Inc.                                         212,100    5,680,038
*   Key Tronic Corp.                                                17,623      139,750
*   Kimball Electronics, Inc.                                       23,443      400,875
*   Kulicke & Soffa Industries, Inc.                                71,688    1,260,275
*   KVH Industries, Inc.                                            19,858      206,523
    Lam Research Corp.                                               3,066      352,161
*   Lattice Semiconductor Corp.                                    108,469      779,892
*   Limelight Networks, Inc.                                        10,944       23,967
    ManTech International Corp. Class A                              2,048       79,749
    Marvell Technology Group, Ltd.                                 166,418    2,474,636
*   Maxwell Technologies, Inc.                                       2,521       12,000
    Mentor Graphics Corp.                                           35,620    1,314,734
    Methode Electronics, Inc.                                       79,272    3,333,388

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Information Technology -- (Continued)
*   Micron Technology, Inc.                                        758,908 $18,297,272
*   Microsemi Corp.                                                  7,940     422,011
    MKS Instruments, Inc.                                           61,200   4,033,080
    MOCON, Inc.                                                        700      14,000
#*  ModusLink Global Solutions, Inc.                                67,250     117,687
    NCI, Inc. Class A                                                  686       8,712
#*  NETGEAR, Inc.                                                      428      24,353
*   Optical Cable Corp.                                             10,793      35,077
*   PAR Technology Corp.                                            12,896      83,953
    Park Electrochemical Corp.                                       1,642      30,098
    PC Connection, Inc.                                             39,267   1,071,204
    PC-Tel, Inc.                                                    24,116     140,114
*   PCM, Inc.                                                       10,471     235,074
*   Photronics, Inc.                                                79,712     916,688
*   Plexus Corp.                                                    10,626     576,992
#*  Qorvo, Inc.                                                     24,909   1,599,407
    QUALCOMM, Inc.                                               1,059,256  56,596,048
*   Rambus, Inc.                                                     1,069      13,876
#*  RealNetworks, Inc.                                              12,525      67,009
    Reis, Inc.                                                      13,511     270,220
    Richardson Electronics, Ltd.                                    15,464      93,403
*   Rogers Corp.                                                     7,543     603,063
*   Rudolph Technologies, Inc.                                      16,097     369,426
*   Sanmina Corp.                                                   39,846   1,552,002
*   ScanSource, Inc.                                                14,745     583,165
*   Seachange International, Inc.                                    8,687      21,023
*   ShoreTel, Inc.                                                   3,200      22,240
*   Sonus Networks, Inc.                                             6,622      42,248
#   SS&C Technologies Holdings, Inc.                                51,586   1,657,458
*   StarTek, Inc.                                                   22,913     198,427
#*  SunPower Corp.                                                  18,322     121,658
*   Super Micro Computer, Inc.                                       5,886     155,685
*   Sykes Enterprises, Inc.                                         20,292     566,756
    SYNNEX Corp.                                                    55,900   6,718,062
*   Synopsys, Inc.                                                   4,200     264,138
    Systemax, Inc.                                                   2,187      18,546
    TE Connectivity, Ltd.                                           63,758   4,740,407
*   Tech Data Corp.                                                 82,952   7,097,373
*   Telenav, Inc.                                                    9,865      87,798
    Teradyne, Inc.                                                  26,789     760,272
    Tessco Technologies, Inc.                                        8,689     123,384
    Tessera Holding Corp.                                           48,635   2,198,302
*   TiVo Corp.                                                      19,000     359,100
#*  TTM Technologies, Inc.                                          55,241     819,224
#*  Veeco Instruments, Inc.                                         15,978     411,433
*   Virtusa Corp.                                                   30,064     766,031
#   Vishay Intertechnology, Inc.                                   151,731   2,518,735
#*  Vishay Precision Group, Inc.                                    16,480     274,392
    Western Digital Corp.                                          215,907  17,214,265
*   Xcerra Corp.                                                    20,165     152,851
    Xerox Corp.                                                    889,633   6,165,157
*   XO Group, Inc.                                                   6,284     118,328

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
Information Technology -- (Continued)
*   Yahoo!, Inc.                                                 1,048,770 $ 46,219,294
                                                                           ------------
Total Information Technology                                                698,276,926
                                                                           ------------
Materials -- (2.1%)
#   A Schulman, Inc.                                                32,960    1,137,120
    Alcoa Corp.                                                    110,583    4,030,750
#   Allegheny Technologies, Inc.                                    22,777      494,944
    Ampco-Pittsburgh Corp.                                           4,007       60,305
#   Ashland Global Holdings, Inc.                                  112,560   13,398,017
#   Bemis Co., Inc.                                                 25,154    1,225,503
    Cabot Corp.                                                     46,280    2,562,524
#*  Century Aluminum Co.                                            15,822      243,659
*   Chemtura Corp.                                                  49,368    1,634,081
*   Clearwater Paper Corp.                                          16,822    1,058,104
#   Commercial Metals Co.                                           85,208    1,740,800
*   Core Molding Technologies, Inc.                                 11,847      182,681
    Domtar Corp.                                                     8,107      354,195
    Dow Chemical Co. (The)                                          11,060      659,508
    Friedman Industries, Inc.                                       13,926       95,393
    FutureFuel Corp.                                                 6,104       79,291
    Graphic Packaging Holding Co.                                  154,000    1,926,540
#   Greif, Inc. Class A                                              4,885      281,278
    Huntsman Corp.                                                  50,242    1,024,434
*   Ingevity Corp.                                                  33,431    1,858,429
    International Paper Co.                                        309,794   17,534,340
    Kaiser Aluminum Corp.                                           27,181    2,132,621
    KapStone Paper and Packaging Corp.                              80,984    1,941,996
*   Kraton Corp.                                                     5,435      145,984
*   Louisiana-Pacific Corp.                                        173,457    3,318,233
    Martin Marietta Materials, Inc.                                 23,633    5,426,137
    Materion Corp.                                                  18,497      726,932
    Mercer International, Inc.                                      21,725      259,614
    Minerals Technologies, Inc.                                     34,280    2,747,542
    Mosaic Co. (The)                                                17,274      541,885
    Myers Industries, Inc.                                          56,992      786,490
    Neenah Paper, Inc.                                               7,684      631,241
    Newmont Mining Corp.                                           141,468    5,132,459
*   Northern Technologies International Corp.                        3,035       47,725
    Nucor Corp.                                                     83,945    4,876,365
#   Olin Corp.                                                      69,801    1,829,484
    Olympic Steel, Inc.                                              9,986      224,685
    PH Glatfelter Co.                                               50,600    1,235,146
    PolyOne Corp.                                                    5,174      176,485
    Reliance Steel & Aluminum Co.                                   93,801    7,471,250
    Schnitzer Steel Industries, Inc. Class A                           400        9,460
    Sensient Technologies Corp.                                     38,101    2,924,252
    Steel Dynamics, Inc.                                            94,919    3,209,211
#*  Stillwater Mining Co.                                           55,630      945,710
*   SunCoke Energy, Inc.                                            62,210      548,692
#*  Synalloy Corp.                                                   5,144       61,471
    Tredegar Corp.                                                  27,973      622,399
    Tronox, Ltd. Class A                                             1,600       20,032
#*  Universal Stainless & Alloy Products, Inc.                       6,269      105,821

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                          SHARES       VALUE+
                                                                         --------- --------------
Materials -- (Continued)
            Vulcan Materials Co.                                            58,246 $    7,474,709
            Westlake Chemical Corp.                                        158,152      9,791,190
            WestRock Co.                                                   200,591     10,703,536
            Worthington Industries, Inc.                                    47,320      2,261,423
                                                                                   --------------
Total Materials                                                                       129,912,076
                                                                                   --------------
Other -- (0.0%)
(degrees)#* Gerber Scientific, Inc. Escrow Shares                           47,409             --
(degrees)*  Petrocorp, Inc. Escrow Shares                                      900             --
                                                                                   --------------
Total Other                                                                                    --
                                                                                   --------------
Real Estate -- (0.1%)
            Alexander & Baldwin, Inc.                                       66,838      2,975,628
            Griffin Industrial Realty, Inc.                                  1,500         47,145
*           Stratus Properties, Inc.                                         3,069         93,911
                                                                                   --------------
Total Real Estate                                                                       3,116,684
                                                                                   --------------
Telecommunication Services -- (4.4%)
            AT&T, Inc.                                                   5,565,125    234,625,670
#           ATN International, Inc.                                             84          6,744
            CenturyLink, Inc.                                              512,432     13,251,491
#           Frontier Communications Corp.                                  696,949      2,432,352
*           General Communication, Inc. Class A                              2,840         57,141
#*          Iridium Communications, Inc.                                    14,800        149,480
(degrees)*  Leap Wireless International, Inc.                                8,393         27,697
*           Lumos Networks Corp.                                               500          7,735
#*          ORBCOMM, Inc.                                                   44,499        363,557
#           Shenandoah Telecommunications Co.                               68,821      1,875,372
            Spok Holdings, Inc.                                             12,522        257,327
#*          Sprint Corp.                                                   422,600      3,900,598
#*          T-Mobile US, Inc.                                              113,786      7,085,454
            Telephone & Data Systems, Inc.                                 111,207      3,408,495
*           United States Cellular Corp.                                     7,591        338,483
*           Vonage Holdings Corp.                                           85,934        609,272
                                                                                   --------------
Total Telecommunication Services                                                      268,396,868
                                                                                   --------------
Utilities -- (0.0%)
*           Calpine Corp.                                                   62,921        742,468
            Consolidated Water Co., Ltd.                                     6,656         68,557
            NRG Energy, Inc.                                                55,469        917,457
#           Ormat Technologies, Inc.                                        20,134      1,081,196
                                                                                   --------------
Total Utilities                                                                         2,809,678
                                                                                   --------------
TOTAL COMMON STOCKS                                                                 6,064,141,086
                                                                                   --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)#* Safeway Casa Ley Contingent Value Rights                       157,807        160,158

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                          SHARES       VALUE+
                                                                         --------- --------------
(degrees)#* Safeway PDC, LLC Contingent Value Rights                       157,807 $        7,701
TOTAL RIGHTS/WARRANTS                                                                     167,859
                                                                                   --------------
TOTAL INVESTMENT SECURITIES                                                         6,064,308,945
                                                                                   --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
            State Street Institutional U.S. Government Money Market
              Fund, 0.420%                                               6,907,689      6,907,689
                                                                                   --------------
SECURITIES LENDING COLLATERAL -- (1.3%)
(S)@        DFA Short Term Investment Fund                               7,018,019     81,212,514
                                                                                   --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,437,233,283)^^                              $6,152,429,148
                                                                                   ==============

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------------
                                                                LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                                                             -------------- ----------- ------- --------------
Common Stocks
   Consumer Discretionary                                    $  967,060,250 $     7,808   --    $  967,068,058
   Consumer Staples                                             503,527,601          --   --       503,527,601
   Energy                                                       772,695,922          --   --       772,695,922
   Financials                                                 1,359,893,650          --   --     1,359,893,650
   Health Care                                                  648,675,215          --   --       648,675,215
   Industrials                                                  709,768,408          --   --       709,768,408
   Information Technology                                       698,276,926          --   --       698,276,926
   Materials                                                    129,912,076          --   --       129,912,076
   Real Estate                                                    3,116,684          --   --         3,116,684
   Telecommunication Services                                   268,369,171      27,697   --       268,396,868
   Utilities                                                      2,809,678          --   --         2,809,678
Rights/Warrants                                                          --     167,859   --           167,859
Temporary Cash Investments                                        6,907,689          --   --         6,907,689
Securities Lending Collateral                                            --  81,212,514   --        81,212,514
                                                             -------------- -----------   --    --------------
TOTAL                                                        $6,071,013,270 $81,415,878   --    $6,152,429,148
                                                             ============== ===========   ==    ==============

ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At January 31, 2017, the Trust consisted of eleven operational portfolios, of which nine (collectively, the "Series") are included in this document.

SECURITY VALUATION

The Series and the Fund utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

.. Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

.. Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3 - significant unobservable inputs (including the Series' and the Fund's own assumptions in determining the fair value of investments)

Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on International Equity Portfolios foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Trust recognizes transfers between the levels as of the end of the period. As of January 31, 2017, The Emerging Markets Series and The Emerging Markets Small Cap Series had significant transfers of securities with a total value of $329,152 and $586,195 (in thousands), respectively, that transferred from Level 1 to Level 2 because the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

FINANCIAL INSTRUMENTS

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the Series.

2. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At January 31, 2017, the Series had the following outstanding futures contracts (dollar amounts in thousands):

                                                                                           UNREALIZED
                                                            EXPIRATION NUMBER OF  CONTRACT    GAIN       CASH
                                         DESCRIPTION           DATE    CONTRACTS*  VALUE     (LOSS)   COLLATERAL
                                    ----------------------- ---------- ---------- -------- ---------- ----------
The U.S. Large Cap Value Series     S&P 500 Emini Index(R)   03/17/17    1,432    $162,854   $1,810     $6,802
                                                                                  --------   ------     ------
                                                                                  $162,854   $1,810     $6,802
                                                                                  --------   ------     ------

                                                                                            UNREALIZED
                                                             EXPIRATION NUMBER OF  CONTRACT    GAIN       CASH
                                          DESCRIPTION           DATE    CONTRACTS*  VALUE     (LOSS)   COLLATERAL
                                    ------------------------ ---------- ---------- -------- ---------- ----------
The DFA International Value Series  Mini MSCI EAFE Index(R)   03/17/17     381     $32,926    $  881     $1,453
The DFA International Value Series  S&P 500 Emini Index(R)    03/17/17     490      55,725       220      2,475
                                                                                   -------    ------     ------
                                                                                   $88,651    $1,101     $3,928
                                                                                   -------    ------     ------

                                                                                                        UNREALIZED
                                                                         EXPIRATION NUMBER OF  CONTRACT    GAIN       CASH
                                                DESCRIPTION                 DATE    CONTRACTS*  VALUE     (LOSS)   COLLATERAL
                                    ------------------------------------ ---------- ---------- -------- ---------- ----------
The Emerging Markets Series         Mini MSCI Emerging Markets Index(R)   03/17/17     649     $29,695    $1,214     $1,287
The Emerging Markets Series         S&P 500 Emini Index(R)                03/17/17     103      11,714        84        500
                                                                                               -------    ------     ------
                                                                                               $41,409    $1,298     $1,787
                                                                                               -------    ------     ------

                                                                                                           UNREALIZED
                                                                            EXPIRATION NUMBER OF  CONTRACT    GAIN       CASH
                                                   DESCRIPTION                 DATE    CONTRACTS*  VALUE     (LOSS)   COLLATERAL
                                       ------------------------------------ ---------- ---------- -------- ---------- ----------
The Emerging Markets Small Cap Series  Mini MSCI Emerging Markets Index(R)   03/17/17     650     $29,740    $1,355     $1,284
The Emerging Markets Small Cap Series  S&P 500 Emini Index(R)                03/17/17     107      12,169        71        524
                                                                                                  -------    ------     ------
                                                                                                  $41,909    $1,426     $1,808
                                                                                                  -------    ------     ------

FEDERAL TAX COST

At January 31, 2017, the total cost of securities for federal income tax purposes was:

The U.S. Large Cap Value Series                                 $16,611,047,030
The DFA International Value Series                               10,505,613,164
The Japanese Small Company Series                                 2,922,165,433
The Asia Pacific Small Company Series                             1,826,607,715
The United Kingdom Small Company Series                           1,759,624,374
The Continental Small Company Series                              3,921,496,854
The Emerging Markets Series                                       4,220,051,585
The Emerging Markets Small Cap Series                             6,117,918,530
The Tax-Managed U.S. Marketwide Value Series                      3,437,233,283

OTHER

The Series may be subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs petitioned the Second Circuit for rehearing of the appeal, but the Second Circuit denied the petition. The individual creditor plaintiffs then petitioned the Supreme Court to review the Second Circuit's decision, and that petition is pending.

On January 6, 2017, the Court dismissed the claims against the shareholder defendants in the Committee Action on the grounds that the Trustee had failed to adequately plead that the Tribune Board approved the LBO with actual intent to hinder, harm, or delay Tribune's creditors, as required to state a claim for intentional fraudulent transfer. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the Court entered an Order confirming that the Court will certify the matter for appeal after it rules on the remaining motions to dismiss in the

Committee Action (motions that do not involve the shareholder defendants). As to the shareholder defendants, the litigation is essentially stayed pending appeal of the dismissal order.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series and the Fund through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                   SHARES     VALUE++
                                                                 ---------- ------------
COMMON STOCKS -- (93.7%)
BRAZIL -- (5.6%)
    Aliansce Shopping Centers SA                                    796,814 $  3,780,517
*   B2W Cia Digital                                                 193,900      738,172
    Banco Alfa de Investimento SA                                    55,600       78,682
    Banco do Brasil SA                                           10,075,902   99,464,850
    Banco Santander Brasil SA(05967A107)                             17,200      170,452
    Banco Santander Brasil SA(B4V5RY4)                              612,818    6,088,651
    BM&FBovespa SA--Bolsa de Valores Mercadorias e Futuros        7,383,253   43,320,794
*   Brasil Brokers Participacoes SA                               1,311,600      729,711
    BrasilAgro--Co. Brasileira de Propriedades Agricolas             80,384      303,653
    BTG Pactual Group                                               154,433      812,393
*   Cia Siderurgica Nacional SA                                   3,038,098   11,143,253
*   Cosan Logistica SA                                               10,200       19,074
    Cosan SA Industria e Comercio                                   906,702   11,586,710
    Cyrela Brazil Realty SA Empreendimentos e Participacoes       3,585,517   14,737,699
    Direcional Engenharia SA                                      1,747,961    3,279,261
*   Duratex SA                                                    3,863,326    9,247,025
    Embraer SA                                                    1,194,458    6,822,798
    Embraer SA ADR                                                  487,131   11,135,815
    Estacio Participacoes SA                                        287,131    1,448,729
*   Eternit SA                                                      314,302      149,634
    Even Construtora e Incorporadora SA                           4,851,430    6,913,586
    Ez Tec Empreendimentos e Participacoes SA                     1,187,037    6,877,727
    Fibria Celulose SA                                            1,760,576   16,417,060
    Fibria Celulose SA Sponsored ADR                              3,113,211   28,703,805
    GAEC Educacao SA                                                 67,900      288,737
    Gafisa SA ADR                                                 2,278,791    3,486,550
    Gerdau SA                                                     1,900,063    5,205,797
    Gerdau SA Sponsored ADR                                      13,571,131   51,977,432
    Guararapes Confeccoes SA                                         59,000    1,276,173
    Helbor Empreendimentos SA                                     1,758,286    1,389,430
    Hypermarcas SA                                                  471,782    4,185,049
*   International Meal Co. Alimentacao SA                           284,000      473,032
    Iochpe Maxion SA                                              1,283,912    5,293,496
    JBS SA                                                       12,439,175   46,990,688
*   JHSF Participacoes SA                                         1,112,874      728,175
    Kepler Weber SA                                                  12,200       76,415
    Kroton Educacional SA                                        12,131,927   52,016,244
*   Log-in Logistica Intermodal SA                                   41,540       52,321
*   Magnesita Refratarios SA                                        643,250    5,002,294
*   Marisa Lojas SA                                                   6,200       12,480
*   Mills Estruturas e Servicos de Engenharia SA                    627,446      790,660
    MRV Engenharia e Participacoes SA                             6,416,057   25,985,752
    Paranapanema SA                                               3,289,143    1,502,670
*   Petroleo Brasileiro SA                                        9,343,752   48,020,258
*   Petroleo Brasileiro SA Sponsored ADR                         15,893,192  163,064,150
    Porto Seguro SA                                                 610,981    5,095,563
    QGEP Participacoes SA                                         1,408,166    2,537,790
    Rodobens Negocios Imobiliarios SA                               217,075      478,956
*   Rumo Logistica Operadora Multimodal SA                        2,036,465    4,850,533
*   Santos Brasil Participacoes SA                                1,106,000      751,233
    Sao Carlos Empreendimentos e Participacoes SA                    56,800      481,388

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                   SHARES      VALUE++
                                                                 ----------- ------------
BRAZIL -- (Continued)
    SLC Agricola SA                                                  987,491 $  5,145,690
    Sul America SA                                                 1,863,922   10,996,478
    Technos SA                                                        39,400       50,532
    Tecnisa SA                                                     2,565,800    2,272,558
    TPI--Triunfo Participacoes e Investimentos SA                    445,500      424,261
    Tupy SA                                                           14,900       56,364
*   Usinas Siderurgicas de Minas Gerais SA                           524,300    1,376,340
    Vale SA                                                        5,590,234   57,102,201
    Vale SA Sponsored ADR                                         15,719,950  160,029,091
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao SA                                    13,900      105,731
    Via Varejo SA(B7VY430)                                           167,924      173,145
    Via Varejo SA(BGSHPP4)                                           593,159    1,688,503
                                                                             ------------
TOTAL BRAZIL                                                                  955,404,211
                                                                             ------------
CHILE -- (1.4%)
    Besalco SA                                                       344,907      135,667
    CAP SA                                                           785,957    7,233,133
    Cementos BIO BIO SA                                              665,307      667,355
    Cencosud SA                                                   11,043,156   32,187,858
    Cencosud SA ADR                                                   56,591      487,249
*   Cia Sud Americana de Vapores SA                               94,343,951    2,828,913
    Cristalerias de Chile SA                                         264,624    2,551,416
    Embotelladora Andina SA Class A ADR                                2,797       55,716
*   Empresa Nacional de Telecomunicaciones SA                        105,838    1,144,918
    Empresas CMPC SA                                              18,459,228   39,733,937
    Empresas COPEC SA                                              2,884,318   29,510,342
    Empresas Hites SA                                              1,868,082    1,341,599
*   Empresas La Polar SA                                           3,788,140      172,298
    Enel Americas SA                                              10,922,839    1,953,838
    Enel Americas SA Sponsored ADR                                 3,841,992   34,693,188
    Enel Chile SA(29278D105)                                       4,383,009   21,126,103
    Enel Chile SA(BYMLZD6)                                        30,327,302    2,924,347
    Grupo Security SA                                              1,183,304      406,834
    Inversiones Aguas Metropolitanas SA                            5,078,398    7,314,463
    Itau CorpBanca(BYT25P4)                                      606,187,352    4,967,910
    Itau CorpBanca(45033E105)                                          1,000       12,250
*   Latam Airlines Group SA                                        2,156,062   19,917,942
    Latam Airlines Group SA Sponsored ADR                          1,200,157   11,005,440
    Masisa SA                                                     44,072,542    2,145,930
    PAZ Corp. SA                                                   2,201,345    1,627,971
    Ripley Corp. SA                                               12,474,248    7,499,851
    Salfacorp SA                                                   2,945,496    2,105,689
    Sigdo Koppers SA                                                  76,067       97,354
    Sociedad Matriz SAAM SA                                       53,163,678    4,270,354
    Socovesa SA                                                    5,821,469    1,773,588
    Vina Concha y Toro SA                                            655,652    1,066,559
                                                                             ------------
TOTAL CHILE                                                                   242,960,012
                                                                             ------------
CHINA -- (14.9%)
    361 Degrees International, Ltd.                                6,581,000    2,818,823
    Agile Group Holdings, Ltd.                                    19,338,999   10,326,732
    Agricultural Bank of China, Ltd. Class H                     188,329,000   78,669,064

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES      VALUE++
                                                                 ----------- ------------
CHINA -- (Continued)
    Air China, Ltd. Class H                                        1,630,000 $  1,166,312
    Ajisen China Holdings, Ltd.                                      215,000       86,020
*   Aluminum Corp. of China, Ltd. ADR                                 65,575      845,262
    AMVIG Holdings, Ltd.                                           5,381,100    1,844,664
*   Angang Steel Co., Ltd. Class H                                 7,634,640    5,844,993
#   Anhui Conch Cement Co., Ltd. Class H                             862,500    2,775,494
*   Anton Oilfield Services Group                                  4,538,000      674,578
*   Anxin-China Holdings, Ltd.                                     6,152,000       57,247
#   Asia Cement China Holdings Corp.                               6,993,000    1,726,301
#*  Asian Citrus Holdings, Ltd.                                    4,633,000      268,704
    AVIC International Holdings, Ltd. Class H                      3,214,000    1,698,049
    Bank of China, Ltd. Class H                                  530,032,817  240,060,552
    Bank of Chongqing Co., Ltd. Class H                              402,000      346,074
    Bank of Communications Co., Ltd. Class H                      46,469,574   34,180,348
    Baoye Group Co., Ltd. Class H                                  2,841,120    2,101,339
    BBMG Corp. Class H                                            13,302,000    5,104,773
    Beijing Capital International Airport Co., Ltd. Class H          253,599      245,337
    Beijing Capital Land, Ltd. Class H                             9,861,060    3,898,204
    Beijing Enterprises Holdings, Ltd.                             2,755,500   13,735,759
    Beijing North Star Co., Ltd. Class H                           2,986,000      942,305
    Belle International Holdings, Ltd.                             3,180,000    1,938,352
#   Boer Power Holdings, Ltd.                                        783,000      298,528
    Bosideng International Holdings, Ltd.                          7,762,000      677,094
    BYD Electronic International Co., Ltd.                         5,288,136    4,242,392
    C C Land Holdings, Ltd.                                       17,872,286    5,415,237
    Carrianna Group Holdings Co., Ltd.                             3,880,391      379,186
    CECEP COSTIN New Materials Group, Ltd.                           132,000        7,656
    Central China Real Estate, Ltd.                                8,352,350    1,869,336
    Century Sunshine Group Holdings, Ltd.                         14,095,000      534,561
*   CGN Meiya Power Holdings Co., Ltd.                             3,462,000      518,718
    Changshouhua Food Co., Ltd.                                       91,000       44,948
*   Chigo Holding, Ltd.                                           35,856,000      497,171
#   China Aerospace International Holdings, Ltd.                  26,032,000    3,407,304
*   China Agri-Industries Holdings, Ltd.                          16,165,500    7,457,844
    China Aoyuan Property Group, Ltd.                             13,493,000    3,050,209
    China BlueChemical, Ltd. Class H                               9,370,878    3,242,181
    China Cinda Asset Management Co., Ltd. Class H                68,494,000   23,728,750
    China CITIC Bank Corp., Ltd. Class H                          33,762,112   22,205,600
#*  China Coal Energy Co., Ltd. Class H                           16,889,000    8,807,262
    China Communications Construction Co., Ltd. Class H           15,837,327   19,061,621
    China Communications Services Corp., Ltd. Class H             21,443,071   14,576,386
    China Construction Bank Corp. Class H                        692,941,101  513,738,453
    China Dongxiang Group Co., Ltd.                                4,248,000      791,725
*   China Dredging Environment Protection Holdings, Ltd.           1,312,000       55,790
*   China Environmental Technology and Bioenergy Holdings, Ltd.      690,000       12,938
    China Everbright Bank Co., Ltd. Class H                       12,008,000    5,779,949
    China Everbright, Ltd.                                         6,037,869   11,527,677
#   China Evergrande Group                                        15,074,000   10,500,090
*   China Fiber Optic Network System Group, Ltd.                   3,598,000      324,608
    China Financial Services Holdings, Ltd.                        1,250,000      117,260
    China Galaxy Securities Co., Ltd. Class H                      2,526,500    2,345,418
*   China Glass Holdings, Ltd.                                     7,524,000      813,091
#   China Harmony New Energy Auto Holding, Ltd.                    1,834,000      877,384

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- -----------
CHINA -- (Continued)
*   China High Precision Automation Group, Ltd.                     429,000 $    12,648
#   China Hongqiao Group, Ltd.                                   10,475,000  10,761,834
*   China Huarong Asset Management Co., Ltd. Class H              1,595,000     604,624
*   China Huiyuan Juice Group, Ltd.                               1,885,983     643,744
    China International Marine Containers Group Co., Ltd. Class
      H                                                             360,700     539,444
*   China ITS Holdings Co., Ltd.                                  5,486,147     399,087
    China Jinmao Holdings Group, Ltd.                            43,730,580  12,835,973
*   China Longevity Group Co., Ltd.                               1,152,649      38,179
#*  China Lumena New Materials Corp.                             52,602,000          --
#   China Merchants Land, Ltd.                                    9,292,000   1,311,785
#   China Merchants Port Holdings Co., Ltd.                       7,277,333  19,454,772
#*  China Metal Recycling Holdings, Ltd.                          3,259,800          --
    China Minsheng Banking Corp., Ltd. Class H                   11,547,500  12,708,267
#*  China Modern Dairy Holdings, Ltd.                             5,636,000   1,389,807
#   China National Building Material Co., Ltd. Class H           35,454,000  20,734,414
    China National Materials Co., Ltd. Class H                   15,305,000   3,974,507
#*  China New Town Development Co., Ltd.                         11,705,522     579,935
#*  China Ocean Resources Co., Ltd.                                 992,968   1,071,586
*   China Oil & Gas Group, Ltd.                                   2,300,000     176,623
#   China Oilfield Services, Ltd. Class H                         2,556,000   2,726,556
*   China Oriental Group Co., Ltd.                                   26,000         729
*   China Overseas Grand Oceans Group, Ltd.                       4,348,000   1,448,391
    China Overseas Land & Investment, Ltd.                        5,544,000  16,279,688
    China Petroleum & Chemical Corp. ADR                          1,158,578  92,732,567
    China Petroleum & Chemical Corp. Class H                     96,403,575  76,151,717
*   China Properties Group, Ltd.                                  5,400,000   1,320,308
    China Railway Construction Corp., Ltd. Class H                9,342,014  12,962,075
#*  China Rare Earth Holdings, Ltd.                              10,900,600     907,268
    China Reinsurance Group Corp. Class H                         1,535,000     352,903
    China Resources Cement Holdings, Ltd.                         9,256,000   4,287,467
    China Resources Land, Ltd.                                    7,124,000  17,621,590
    China Sanjiang Fine Chemicals Co., Ltd.                       1,337,000     420,175
    China SCE Property Holdings, Ltd.                             9,795,000   3,135,309
#*  China Shanshui Cement Group, Ltd.                            19,122,000   2,511,351
    China Shenhua Energy Co., Ltd. Class H                       17,871,000  37,766,926
    China Shineway Pharmaceutical Group, Ltd.                       141,000     162,399
    China Silver Group, Ltd.                                        510,000      94,856
#   China Singyes Solar Technologies Holdings, Ltd.               5,202,200   2,528,874
#   China South City Holdings, Ltd.                              10,812,000   2,315,931
*   China Starch Holdings, Ltd.                                  18,995,000     415,295
*   China Taifeng Beddings Holdings, Ltd.                           640,000      16,703
*   China Taiping Insurance Holdings Co., Ltd.                      320,000     701,028
#   China Travel International Investment Hong Kong, Ltd.        24,569,631   6,872,752
    China Unicom Hong Kong, Ltd. ADR                              7,214,458  86,357,062
*   China Vanadium Titano - Magnetite Mining Co., Ltd.            3,880,000     173,556
    China XLX Fertiliser, Ltd.                                       52,000      18,317
#*  China Yurun Food Group, Ltd.                                  6,534,000   1,014,756
#   China ZhengTong Auto Services Holdings, Ltd.                  9,218,000   3,264,876
#   China Zhongwang Holdings, Ltd.                               17,808,954   7,862,519
    Chongqing Machinery & Electric Co., Ltd. Class H             12,958,000   1,529,142
    Chongqing Rural Commercial Bank Co., Ltd. Class H            17,406,000  10,599,054
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.    1,188,000     168,090
    Chu Kong Shipping Enterprises Group Co., Ltd.                    80,000      20,719

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- ------------
CHINA -- (Continued)
    CIFI Holdings Group Co., Ltd.                                 7,158,000 $  2,012,540
#   CIMC Enric Holdings, Ltd.                                       442,000      246,619
*   CITIC Dameng Holdings, Ltd.                                   1,221,000       87,557
#*  CITIC Resources Holdings, Ltd.                                9,908,000    1,448,500
    CITIC, Ltd.                                                  32,807,483   48,637,021
    Citychamp Watch & Jewellery Group, Ltd.                       4,997,108    1,142,684
    Clear Media, Ltd.                                               231,000      241,946
    CNOOC, Ltd.                                                  99,090,000  123,739,016
    CNOOC, Ltd. Sponsored ADR                                       232,242   29,223,011
    Comba Telecom Systems Holdings, Ltd.                          6,338,683    1,195,998
*   Comtec Solar Systems Group, Ltd.                              4,588,000      206,514
    Concord New Energy Group, Ltd.                               22,330,000    1,229,602
*   Coolpad Group, Ltd.                                           5,720,600      609,168
    COSCO SHIPPING Energy Transportation Co., Ltd. Class H        1,278,000      706,364
    COSCO SHIPPING International Hong Kong Co., Ltd.              5,650,000    2,544,079
    COSCO SHIPPING Ports, Ltd.                                   16,631,491   16,527,202
*   Coslight Technology International Group Co., Ltd.               322,000      220,807
#   Country Garden Holdings Co., Ltd.                            19,112,800   10,959,530
#   CPMC Holdings, Ltd.                                             794,000      382,686
*   DaChan Food Asia, Ltd.                                        3,195,000      287,533
    Dah Chong Hong Holdings, Ltd.                                 4,751,000    1,932,664
*   Daphne International Holdings, Ltd.                           2,812,000      251,966
#   Dongfang Electric Corp., Ltd. Class H                           471,600      475,545
    Dongfeng Motor Group Co., Ltd. Class H                       18,248,000   19,345,385
*   Dongyue Group, Ltd.                                           2,979,000      197,272
#*  Dynasty Fine Wines Group, Ltd.                                9,228,600      321,144
    Embry Holdings, Ltd.                                            539,000      244,709
    EVA Precision Industrial Holdings, Ltd.                       3,360,000      452,133
*   Evergreen International Holdings, Ltd.                        1,609,000      185,976
    Fantasia Holdings Group Co., Ltd.                            21,470,515    2,668,967
    Fosun International, Ltd.                                     6,657,183   10,103,832
    Fufeng Group, Ltd.                                            4,712,000    2,716,290
#   Fullshare Holdings, Ltd.                                     19,745,000    8,318,903
    Future Land Development Holdings, Ltd.                        4,926,000    1,110,421
#*  GCL-Poly Energy Holdings, Ltd.                               16,690,000    2,156,970
*   Glorious Property Holdings, Ltd.                             28,617,000    2,757,746
#*  Golden Meditech Holdings, Ltd.                               13,512,667    2,146,892
    Goldlion Holdings, Ltd.                                       1,904,000      757,974
#   Goldpac Group, Ltd.                                             127,000       36,594
#   GOME Electrical Appliances Holding, Ltd.                     78,764,000    9,802,656
#*  Greenland Hong Kong Holdings, Ltd.                            2,782,575      618,114
#*  Greentown China Holdings, Ltd.                                7,875,091    6,472,784
    Guangshen Railway Co., Ltd. Sponsored ADR                       373,810   12,017,991
#   Guangzhou R&F Properties Co., Ltd. Class H                   12,508,314   16,043,070
#*  Guodian Technology & Environment Group Corp., Ltd. Class H    4,780,000      337,529
*   Hanergy Thin Film Power Group, Ltd.                          14,642,000       71,848
    Harbin Bank Co., Ltd. Class H                                    40,000       12,287
#   Harbin Electric Co., Ltd. Class H                             6,619,474    3,295,727
*   Hengdeli Holdings, Ltd.                                       9,112,000    1,145,429
#*  Hi Sun Technology China, Ltd.                                   720,000      117,927
*   Hidili Industry International Development, Ltd.               2,422,000       22,819
#   Hilong Holding, Ltd.                                          4,541,000    1,123,004
*   HKC Holdings, Ltd.                                              747,155      388,431

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES      VALUE++
                                                                 ----------- ------------
CHINA -- (Continued)
#   HNA Infrastructure Co., Ltd. Class H                           1,526,000 $  1,475,293
*   Honghua Group, Ltd.                                            2,791,000      295,657
    Hopefluent Group Holdings, Ltd.                                1,314,000      375,713
    Hopson Development Holdings, Ltd.                              9,844,000    8,661,333
#   Hua Han Health Industry Holdings, Ltd.                        23,012,000    1,178,939
    Hua Hong Semiconductor, Ltd.                                     209,000      232,649
    Huaneng Renewables Corp., Ltd. Class H                        13,414,000    4,162,875
#   Huishang Bank Corp., Ltd. Class H                                294,000      148,367
    Hydoo International Holding, Ltd.                                584,000       50,188
    Industrial & Commercial Bank of China, Ltd. Class H          393,562,996  240,618,356
    Inspur International, Ltd.                                       345,343       82,135
    Intime Retail Group Co., Ltd.                                    308,500      380,704
#   Jiangnan Group, Ltd.                                           5,112,000      722,759
    Jiangxi Copper Co., Ltd. Class H                               7,111,000   12,280,239
*   JinkoSolar Holding Co., Ltd. ADR                                  58,963      844,350
#   Joy City Property, Ltd.                                        1,754,000      225,144
    Ju Teng International Holdings, Ltd.                          11,378,249    3,646,205
    K Wah International Holdings, Ltd.                               326,000      162,839
*   Kai Yuan Holdings, Ltd.                                       41,600,000      454,239
#*  Kaisa Group Holdings, Ltd.                                    22,755,632      857,856
    Kangda International Environmental Co., Ltd.                     731,000      177,343
#*  Kasen International Holdings, Ltd.                             1,807,000      337,672
    Kingboard Chemical Holdings, Ltd.                              8,175,845   28,133,393
    Kingboard Laminates Holdings, Ltd.                             6,664,500    7,332,649
    Kunlun Energy Co., Ltd.                                       14,674,000   11,654,086
    KWG Property Holding, Ltd.                                    13,148,500    7,555,816
#*  Labixiaoxin Snacks Group, Ltd.                                 2,491,000      192,326
    Lai Fung Holdings, Ltd.                                       54,101,791    1,331,971
    Le Saunda Holdings, Ltd.                                         120,000       25,240
    Leoch International Technology, Ltd.                             190,000       25,772
#*  Lianhua Supermarket Holdings Co., Ltd. Class H                   310,000      111,192
    Logan Property Holdings Co., Ltd.                              1,274,000      516,678
    Longfor Properties Co., Ltd.                                   2,151,000    3,096,751
    Lonking Holdings, Ltd.                                        22,876,000    5,993,436
*   Maanshan Iron & Steel Co., Ltd. Class H                        1,522,000      557,754
*   Maoye International Holdings, Ltd.                            14,544,000    1,474,354
*   MIE Holdings Corp.                                             8,180,000      796,949
    MIN XIN Holdings, Ltd.                                           708,418      633,467
*   Mingfa Group International Co., Ltd.                             608,000       55,543
    Minmetals Land, Ltd.                                          15,849,205    1,890,686
#*  MMG, Ltd.                                                     10,060,000    3,338,039
    MOBI Development Co., Ltd.                                       379,000       62,391
    Modern Land China Co., Ltd.                                      316,000       47,595
#*  Munsun Capital Group, Ltd.                                    22,260,000      652,090
    Nature Home Holding Co., Ltd.                                    154,000       21,519
*   New World Department Store China, Ltd.                         2,829,000      407,382
    Nine Dragons Paper Holdings, Ltd.                             14,885,000   17,131,668
#*  North Mining Shares Co., Ltd.                                  7,230,000      160,732
    Overseas Chinese Town Asia Holdings, Ltd.                        620,000      243,108
#   Parkson Retail Group, Ltd.                                    10,672,000    1,206,835
    People's Insurance Co. Group of China, Ltd. (The) Class H      7,702,000    3,000,106
    PetroChina Co., Ltd. ADR                                          36,831    2,927,696
    PetroChina Co., Ltd. Class H                                  25,970,000   20,631,364

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- -----------
CHINA -- (Continued)
#*  Poly Property Group Co., Ltd.                                19,626,488 $ 7,633,188
#   Powerlong Real Estate Holdings, Ltd.                         13,452,000   3,944,979
#*  Prosperity International Holdings HK, Ltd.                   17,080,000     307,092
    Qingling Motors Co., Ltd. Class H                             9,630,000   3,162,722
    Qinhuangdao Port Co., Ltd. Class H                              483,000     114,794
*   Qunxing Paper Holdings Co., Ltd.                              5,020,071     244,569
*   Real Gold Mining, Ltd.                                        3,137,500     106,350
    Real Nutriceutical Group, Ltd.                               10,215,000     799,558
    Red Star Macalline Group Corp., Ltd. Class H                     30,000      30,102
#*  Renhe Commercial Holdings Co., Ltd.                          42,691,000   1,084,846
#*  REXLot Holdings, Ltd.                                        37,241,621     660,720
#*  Sany Heavy Equipment International Holdings Co., Ltd.         4,972,000     885,317
*   Scud Group, Ltd.                                              3,368,000      84,646
    Seaspan Corp.                                                    58,127     558,019
#*  Semiconductor Manufacturing International Corp.               7,710,198  10,572,644
*   Semiconductor Manufacturing International Corp. ADR           1,229,097   8,456,187
    Shandong Chenming Paper Holdings, Ltd. Class H                3,177,318   3,631,558
#*  Shanghai Electric Group Co., Ltd. Class H                     4,150,000   1,888,681
    Shanghai Industrial Holdings, Ltd.                            5,955,918  16,029,071
#   Shanghai Industrial Urban Development Group, Ltd.             8,794,000   2,300,588
#   Shanghai Jin Jiang International Hotels Group Co., Ltd.
      Class H                                                     3,360,000     900,306
    Shanghai Prime Machinery Co., Ltd. Class H                    7,632,000   1,416,212
    Shengjing Bank Co., Ltd. Class H                                 66,500      66,415
    Shenguan Holdings Group, Ltd.                                 3,452,000     252,094
    Shenzhen International Holdings, Ltd.                         2,386,348   3,433,829
    Shenzhen Investment, Ltd.                                    32,690,796  13,292,525
    Shimao Property Holdings, Ltd.                               17,287,035  23,158,923
*   Shougang Concord International Enterprises Co., Ltd.         27,596,208     936,725
    Shougang Fushan Resources Group, Ltd.                        23,042,594   4,494,721
    Shui On Land, Ltd.                                           33,220,803   7,000,474
#*  Shunfeng International Clean Energy, Ltd.                     7,248,000     458,758
*   Silver Grant International Industries, Ltd.                  10,416,804   1,308,100
*   Silverman Holdings, Ltd.                                        286,000      44,862
*   SIM Technology Group, Ltd.                                    8,253,000     339,185
    Sino-Ocean Group Holdings, Ltd.                              31,533,602  13,580,635
#   Sinofert Holdings, Ltd.                                       7,620,000   1,271,914
#*  Sinolink Worldwide Holdings, Ltd.                            10,652,508   1,285,913
    SinoMedia Holding, Ltd.                                         110,000      26,582
    Sinopec Engineering Group Co., Ltd. Class H                     195,500     158,768
    Sinopec Kantons Holdings, Ltd.                                2,736,000   1,336,752
#*  Sinotrans Shipping, Ltd.                                     10,048,416   2,057,347
    Sinotrans, Ltd. Class H                                       2,517,000   1,046,243
    Sinotruk Hong Kong, Ltd.                                      8,542,335   6,405,007
#   Skyworth Digital Holdings, Ltd.                              18,421,201  12,150,687
    SOHO China, Ltd.                                             20,153,388  10,195,704
    Springland International Holdings, Ltd.                       1,010,000     181,891
#*  SPT Energy Group, Inc.                                        2,484,000     246,273
*   SRE Group, Ltd.                                              21,316,285     535,073
#   Sunac China Holdings, Ltd.                                    4,271,000   3,794,096
*   Taung Gold International, Ltd.                                6,210,000      69,278
    TCC International Holdings, Ltd.                             21,810,583   5,263,969
    TCL Multimedia Technology Holdings, Ltd.                         26,000      12,016
    Tian An China Investment Co., Ltd.                            6,009,000   3,479,965

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES      VALUE++
                                                                 ---------- --------------
CHINA -- (Continued)
    Tiangong International Co., Ltd.                             17,441,944 $    2,386,257
    Tianjin Port Development Holdings, Ltd.                      21,247,657      3,295,004
    Tianyi Summi Holdings, Ltd.                                   8,144,000      1,046,595
    Tomson Group, Ltd.                                            1,604,393        644,876
    Tonly Electronics Holdings, Ltd.                                204,330        106,282
    Top Spring International Holdings, Ltd.                         108,000         35,487
    TPV Technology, Ltd.                                          7,894,496      1,447,907
#   Trigiant Group, Ltd.                                          1,828,000        260,532
*   Trony Solar Holdings Co., Ltd.                                8,775,000        133,453
*   Universal Health International Group Holding, Ltd.            8,985,000        380,815
#*  V1 Group, Ltd.                                                6,864,000        259,791
#   Wasion Group Holdings, Ltd.                                   1,072,000        590,170
    Weichai Power Co., Ltd. Class H                                 876,000      1,552,279
    Weiqiao Textile Co. Class H                                   5,663,000      3,615,504
    Welling Holding, Ltd.                                           614,000        123,767
#*  West China Cement, Ltd.                                      23,904,000      3,322,480
*   Wuzhou International Holdings, Ltd.                             496,000         49,812
#   Xiamen International Port Co., Ltd. Class H                  10,498,000      2,044,824
#*  Xinchen China Power Holdings, Ltd.                            2,193,000        345,467
    Xingda International Holdings, Ltd.                          10,144,000      4,919,171
    Xingfa Aluminium Holdings, Ltd.                                 155,000         69,413
#   Xinhua Winshare Publishing and Media Co., Ltd. Class H        3,603,000      3,217,148
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H             2,692,000        409,357
*   Xiwang Special Steel Co., Ltd.                                1,437,000        202,465
*   Yanchang Petroleum International, Ltd.                       21,400,000        626,375
#   Yanzhou Coal Mining Co., Ltd. Class H                         5,200,000      4,073,437
    Yanzhou Coal Mining Co., Ltd. Sponsored ADR                      20,853        160,360
#   Yingde Gases Group Co., Ltd.                                  4,274,500      2,590,201
    Yip's Chemical Holdings, Ltd.                                   800,000        328,535
*   Youyuan International Holdings, Ltd.                          2,639,251        673,175
*   Yuanda China Holdings, Ltd.                                   1,702,000         37,078
*   YuanShengTai Dairy Farm, Ltd.                                   456,000         30,454
    Yuexiu Property Co., Ltd.                                    83,666,786     12,235,468
    Yuzhou Properties Co., Ltd.                                  13,215,960      4,332,530
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H         424,600        248,222
*   Zhong An Real Estate, Ltd.                                    7,089,800        556,441
#   Zhongsheng Group Holdings, Ltd.                               2,725,500      3,387,904
    Zhuhai Holdings Investment Group, Ltd.                          526,000         79,780
    Zoomlion Heavy Industry Science and Technology Co., Ltd.
      Class H                                                     8,815,200      4,459,306
                                                                            --------------
TOTAL CHINA                                                                  2,555,093,645
                                                                            --------------
COLOMBIA -- (0.2%)
    Almacenes Exito SA                                              873,529      4,659,219
    Constructora Conconcreto SA                                      86,988         33,906
*   Ecopetrol SA                                                  2,498,142      1,174,441
*   Ecopetrol SA Sponsored ADR                                      530,625      4,987,875
    Grupo Argos SA                                                  911,373      6,032,714
    Grupo de Inversiones Suramericana SA                          1,343,545     17,915,465
    Grupo Nutresa SA                                                195,348      1,607,000

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- ------------
COLOMBIA -- (Continued)
    Mineros SA                                                       65,037 $     46,252
                                                                            ------------
TOTAL COLOMBIA                                                                36,456,872
                                                                            ------------
CZECH REPUBLIC -- (0.3%)
    CEZ A.S.                                                      1,529,292   26,193,926
    Pegas Nonwovens SA                                               96,606    3,168,107
#   Unipetrol A.S.                                                1,395,000   10,715,997
                                                                            ------------
TOTAL CZECH REPUBLIC                                                          40,078,030
                                                                            ------------
GREECE -- (0.0%)
*   Alpha Bank AE                                                   121,090      214,882
    Bank of Greece                                                   26,513      343,638
*   Ellaktor SA                                                   1,053,403    1,239,196
*   GEK Terna Holding Real Estate Construction SA                   736,393    1,798,709
*   Hellenic Petroleum SA                                            79,378      370,649
*   Intracom Holdings SA                                          1,511,057      484,410
*   Mytilineos Holdings SA                                          122,974      853,894
*   Piraeus Bank SA                                                  33,640        6,425
                                                                            ------------
TOTAL GREECE                                                                   5,311,803
                                                                            ------------
HONG KONG -- (0.0%)
    Samson Holding, Ltd.                                          6,495,452      467,247
                                                                            ------------
HUNGARY -- (0.6%)
#*  FHB Mortgage Bank P.L.C.                                          3,954        6,539
    MOL Hungarian Oil & Gas P.L.C.                                  298,177   21,012,784
    OTP Bank P.L.C.                                               2,578,789   79,298,947
    Richter Gedeon Nyrt                                              12,508      269,389
                                                                            ------------
TOTAL HUNGARY                                                                100,587,659
                                                                            ------------
INDIA -- (12.6%)
    Aarti Industries                                                 62,175      659,469
*   Aban Offshore, Ltd.                                             315,580    1,135,299
    ACC, Ltd.                                                       303,492    6,330,807
    Adani Enterprises, Ltd.                                       3,374,526    4,346,319
    Adani Ports & Special Economic Zone, Ltd.                     3,500,344   15,197,335
*   Adani Power, Ltd.                                            13,046,142    7,002,941
*   Adani Transmissions, Ltd.                                     3,440,779    3,208,726
*   Aditya Birla Fashion and Retail, Ltd.                         4,824,914   10,678,149
    Aditya Birla Nuvo, Ltd.                                         856,835   17,156,249
    AIA Engineering, Ltd.                                             7,405      147,698
    Alembic, Ltd.                                                   397,146      208,137
*   Allahabad Bank                                                1,291,820    1,268,300
    Allcargo Logistics, Ltd.                                        398,926    1,038,960
*   Alok Industries, Ltd.                                         3,966,836      193,278
    Ambuja Cements, Ltd.                                          2,003,950    6,738,623
*   Amtek Auto, Ltd.                                              1,678,443      839,953
    Anant Raj, Ltd.                                                 657,518      417,675
    Andhra Bank                                                   2,694,402    2,014,727
    Apar Industries, Ltd.                                           148,591    1,365,015
    Apollo Tyres, Ltd.                                            5,884,157   15,631,960
*   Arvind SmartSpaces, Ltd.                                        183,100      195,129

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- -----------
INDIA -- (Continued)
    Arvind, Ltd.                                                  3,390,196 $18,325,969
    Ashoka Buildcon, Ltd.                                           177,736     491,481
    Axis Bank, Ltd.                                              10,438,329  71,806,162
    Bajaj Electricals, Ltd.                                          36,939     131,704
    Bajaj Finance, Ltd.                                               5,159      78,726
    Bajaj Finserv, Ltd.                                             255,140  12,176,091
    Bajaj Holdings & Investment, Ltd.                               412,087  12,153,253
    Balkrishna Industries, Ltd.                                      98,774   1,635,374
*   Ballarpur Industries, Ltd.                                    4,079,808     925,387
    Balmer Lawrie & Co., Ltd.                                       907,441   2,995,244
    Balrampur Chini Mills, Ltd.                                   2,168,825   4,528,460
    Banco Products India, Ltd.                                        3,738      11,202
*   Bank of Baroda                                                6,832,096  16,704,072
*   Bank of India                                                   667,860   1,158,532
*   Bank Of Maharashtra                                           1,055,372     514,635
    BEML, Ltd.                                                       52,357     933,165
*   BGR Energy Systems, Ltd.                                        169,812     324,770
    Bharat Electronics, Ltd.                                         29,882     678,574
    Bharat Heavy Electricals, Ltd.                                8,603,535  17,333,971
    Bharti Airtel, Ltd.                                          10,448,638  53,725,388
    Biocon, Ltd.                                                    820,670  12,221,812
    Birla Corp., Ltd.                                               172,475   1,882,522
    Bombay Dyeing & Manufacturing Co., Ltd.                       1,308,130   1,062,829
*   Bombay Rayon Fashions, Ltd.                                      13,306      30,512
    Brigade Enterprises, Ltd.                                       159,869     372,989
    Cairn India, Ltd.                                             8,315,795  34,101,859
*   Canara Bank                                                   1,065,655   4,480,960
    Ceat, Ltd.                                                      502,163   8,657,888
    Century Textiles & Industries, Ltd.                              31,791     393,468
    Chambal Fertilizers and Chemicals, Ltd.                       2,614,619   3,102,323
    Chennai Super Kings Cricket, Ltd.                             5,080,767      31,595
    Cholamandalam Investment and Finance Co., Ltd.                    8,103     123,175
*   Cigniti Technologies, Ltd.                                        2,011      13,016
    Cipla, Ltd.                                                      22,485     190,417
    City Union Bank, Ltd.                                         1,600,740   3,492,150
    Container Corp. Of India, Ltd.                                   71,467   1,259,429
    Coromandel International, Ltd.                                  293,272   1,364,007
*   Corp. Bank                                                    1,646,469   1,051,417
    Cox & Kings, Ltd.                                             1,236,012   3,527,479
*   Crompton Greaves Consumer Electricals, Ltd.                   1,770,464   4,979,237
*   Crompton Greaves, Ltd.                                        1,770,464   1,680,949
    Cyient, Ltd.                                                     94,792     641,521
    Dalmia Bharat, Ltd.                                             173,988   4,725,452
*   DB Realty, Ltd.                                               1,101,045     648,075
*   DCB Bank, Ltd.                                                2,724,516   4,743,286
    DCM Shriram, Ltd.                                               433,903   1,688,746
    Deepak Fertilisers & Petrochemicals Corp., Ltd.                 651,281   2,394,903
    Delta Corp., Ltd.                                               501,826     923,644
*   DEN Networks, Ltd.                                              354,675     461,690
*   Dena Bank                                                       507,403     264,913
    Dewan Housing Finance Corp., Ltd.                             1,587,195   6,705,506
    Dishman Pharmaceuticals & Chemicals, Ltd.                     1,479,319   4,951,585
    DLF, Ltd.                                                     6,398,214  12,824,668

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- -----------
INDIA -- (Continued)
    Edelweiss Financial Services, Ltd.                            2,585,583 $ 4,191,796
*   EID Parry India, Ltd.                                         1,173,623   4,894,314
    EIH, Ltd.                                                     1,066,648   1,567,631
    Electrosteel Castings, Ltd.                                     894,946     353,583
    Engineers India, Ltd.                                           895,520   1,953,194
*   Eros International Media, Ltd.                                  472,282   1,167,554
    Escorts, Ltd.                                                   819,864   4,403,162
    Essel Propack, Ltd.                                             899,475   3,205,381
    Eveready Industries India, Ltd.                                 131,474     471,094
    Exide Industries, Ltd.                                        1,658,761   4,802,723
    FDC, Ltd.                                                        37,976     119,041
    Federal Bank, Ltd.                                           17,751,105  19,884,586
    Finolex Cables, Ltd.                                            731,301   4,725,591
    Finolex Industries, Ltd.                                        171,618   1,250,918
*   Firstsource Solutions, Ltd.                                   5,212,665   3,065,435
*   Fortis Healthcare, Ltd.                                         823,646   2,224,809
    Future Enterprises, Ltd.                                      1,592,191     514,354
*   Future Retail Ltd.                                            1,592,191   4,068,843
    GAIL India, Ltd.                                              4,592,765  31,615,310
    Gateway Distriparks, Ltd.                                       142,149     504,314
    Gati, Ltd.                                                      626,607   1,111,516
    Genus Power Infrastructures, Ltd.                                73,968      45,975
    Geometric, Ltd.                                                 233,280     858,515
    GHCL, Ltd.                                                      253,941   1,031,657
    GIC Housing Finance, Ltd.                                        98,306     426,896
    GOCL Corp., Ltd.                                                 76,678     332,605
    Godfrey Phillips India, Ltd.                                     16,431     244,992
*   Godrej Properties, Ltd.                                          30,823     149,724
    Graphite India, Ltd.                                            725,730   1,040,110
    Grasim Industries, Ltd.                                          75,710   1,015,603
    Great Eastern Shipping Co., Ltd. (The)                        1,081,021   6,261,533
    Gujarat Alkalies & Chemicals, Ltd.                              455,551   2,510,786
    Gujarat Fluorochemicals, Ltd.                                   387,110   2,722,760
    Gujarat Mineral Development Corp., Ltd.                       1,393,052   2,404,307
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.            777,222   2,768,318
    Gujarat State Fertilizers & Chemicals, Ltd.                   2,186,080   3,486,915
    Gujarat State Petronet, Ltd.                                  2,817,408   6,326,335
    Gulf Oil Lubricants India, Ltd.                                  11,121     106,018
    HBL Power Systems, Ltd.                                          74,867      43,981
*   HCL Infosystems, Ltd.                                           462,162     404,817
*   HEG, Ltd.                                                       109,436     285,874
*   HeidelbergCement India, Ltd.                                    343,374     594,609
    Hikal, Ltd.                                                      88,450     302,309
*   Himachal Futuristic Communications, Ltd.                      9,447,105   1,932,138
    Himadri Speciality Chemical, Ltd.                                19,970      12,266
    Himatsingka Seide, Ltd.                                         513,787   2,542,782
    Hindalco Industries, Ltd.                                    17,579,040  49,187,242
    Hinduja Global Solutions, Ltd.                                   61,592     488,780
*   Hindustan Construction Co., Ltd.                              4,906,646   3,146,492
    Hindustan Media Ventures, Ltd.                                    8,334      33,304
*   Housing Development & Infrastructure, Ltd.                      908,887     838,447
    HSIL, Ltd.                                                      391,603   1,677,587
    HT Media, Ltd.                                                  521,289     612,371

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- ------------
INDIA -- (Continued)
    Huhtamaki PPL, Ltd.                                               6,913 $     25,050
    ICICI Bank, Ltd.                                              7,772,902   30,770,993
    ICICI Bank, Ltd. Sponsored ADR                               15,955,653  123,656,310
*   IDBI Bank, Ltd.                                               1,878,469    2,144,604
    Idea Cellular, Ltd.                                          12,291,914   19,977,636
    IDFC Bank, Ltd.                                               4,713,084    4,173,585
*   IDFC, Ltd.                                                    6,072,777    4,928,447
    IFCI, Ltd.                                                   10,328,679    4,705,360
    IIFL Holdings, Ltd.                                           2,917,360   12,642,843
    IL&FS Transportation Networks, Ltd.                             418,066      677,785
    India Cements, Ltd. (The)                                     4,625,329    9,922,849
    Indiabulls Housing Finance, Ltd.                              2,248,436   24,880,568
*   Indiabulls Real Estate, Ltd.                                  1,486,063    1,667,000
    Indian Bank                                                   1,292,356    5,194,146
    Indian Hotels Co., Ltd.                                       4,746,194    7,590,045
    INEOS Styrolution India, Ltd.                                    29,326      261,477
    Ingersoll-Rand India, Ltd.                                        1,110       10,596
*   Inox Leisure, Ltd.                                               60,496      190,856
*   Inox Wind, Ltd.                                                   5,060       13,726
*   Intellect Design Arena, Ltd.                                    473,014      991,557
*   Ipca Laboratories, Ltd.                                          11,269       88,302
*   ITD Cementation India, Ltd.                                      72,071      171,434
    J Kumar Infraprojects, Ltd.                                      39,222      129,873
    Jain Irrigation Systems, Ltd.                                 6,924,312    9,635,262
*   Jaiprakash Associates, Ltd.                                  17,658,065    2,969,344
    Jammu & Kashmir Bank, Ltd. (The)                              3,264,142    3,008,919
*   Jaypee Infratech, Ltd.                                        6,993,111      874,484
    JB Chemicals & Pharmaceuticals, Ltd.                            606,096    3,006,103
    JBF Industries, Ltd.                                            469,655    1,573,921
    Jindal Poly Films, Ltd.                                         345,076    1,719,235
    Jindal Saw, Ltd.                                              2,305,943    1,974,935
*   Jindal Stainless Hisar, Ltd.                                     66,174       99,907
*   Jindal Steel & Power, Ltd.                                    4,783,550    5,668,301
*   JITF Infralogistics, Ltd.                                       197,214       89,472
    JK Cement, Ltd.                                                 262,783    2,806,004
    JK Lakshmi Cement, Ltd.                                         470,458    2,591,809
    JK Tyre & Industries, Ltd.                                    1,771,007    3,154,449
    JM Financial, Ltd.                                            4,974,276    5,048,346
    JSW Energy, Ltd.                                              9,008,274    8,092,903
*   JSW Holdings, Ltd.                                                2,518       56,119
    JSW Steel, Ltd.                                              22,381,660   65,469,185
    Jubilant Life Sciences, Ltd.                                    993,088    9,872,071
    Kalpataru Power Transmission, Ltd.                              848,072    3,453,316
    Karnataka Bank, Ltd. (The)                                    2,500,137    4,216,341
    Karur Vysya Bank, Ltd. (The)                                  1,891,790    2,321,288
*   Kaveri Seed Co., Ltd.                                           264,990    1,798,149
    KCP, Ltd.                                                        37,400       46,451
    KEC International, Ltd.                                       1,796,174    3,959,515
    Kirloskar Brothers, Ltd.                                          7,852       26,331
    Kirloskar Oil Engines, Ltd.                                     296,633    1,446,961
    Kolte-Patil Developers, Ltd.                                    211,975      295,742
    KPIT Technologies, Ltd.                                       1,289,902    2,481,985
    KRBL, Ltd.                                                      548,427    3,019,956

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- -----------
INDIA -- (Continued)
*   KSK Energy Ventures, Ltd.                                       51,606 $    12,337
    L&T Finance Holdings, Ltd.                                   3,780,436   5,436,899
    Lakshmi Machine Works, Ltd.                                      5,102     288,114
    Lakshmi Vilas Bank, Ltd. (The)                                 355,564     729,550
    Larsen & Toubro, Ltd.                                        2,848,876  60,578,409
    LIC Housing Finance, Ltd.                                    1,180,444   9,640,330
    Magma Fincorp, Ltd.                                             58,416      84,673
    Maharashtra Seamless, Ltd.                                     102,979     411,171
    Mahindra & Mahindra Financial Services, Ltd.                   933,133   3,673,148
    Mahindra & Mahindra, Ltd.                                    1,791,996  32,887,442
*   Mahindra CIE Automotive, Ltd.                                   29,954      84,587
    Mahindra Lifespace Developers, Ltd.                            186,903     975,309
    Manappuram Finance, Ltd.                                     2,877,053   3,344,081
    McLeod Russel India, Ltd.                                      810,840   1,865,824
    Meghmani Organics, Ltd.                                        113,264      75,388
    Mercator, Ltd.                                                  51,358      34,435
    Merck, Ltd.                                                     76,089   1,051,095
    MOIL, Ltd.                                                      47,122     244,436
    Mphasis, Ltd.                                                  507,306   4,164,631
    MRF, Ltd.                                                       13,874  10,518,300
    Muthoot Finance, Ltd.                                          268,990   1,229,995
*   Nagarjuna Fertilizers & Chemicals, Ltd.                      1,812,637     339,833
    National Aluminium Co., Ltd.                                 4,964,081   5,494,918
    Nava Bharat Ventures, Ltd.                                     170,947     286,654
    Navin Fluorine International, Ltd.                               1,828      72,016
    NCC, Ltd.                                                    7,062,533   8,651,846
    Nectar Lifesciences, Ltd.                                      268,595     136,310
    NIIT Technologies, Ltd.                                        704,463   4,234,301
*   NIIT, Ltd.                                                     354,743     388,881
    Nilkamal, Ltd.                                                  69,021   1,678,586
    Oberoi Realty, Ltd.                                            674,992   3,148,836
    OCL India, Ltd.                                                105,395   1,332,293
    Omaxe, Ltd.                                                    722,220   1,753,478
    OnMobile Global, Ltd.                                          309,728     364,645
    Orient Cement Ltd.                                             616,163   1,228,124
    Oriental Bank of Commerce                                      975,550   1,670,020
*   Parsvnath Developers, Ltd.                                     824,625     162,474
    PC Jeweller, Ltd.                                              610,145   3,424,462
    Persistent Systems, Ltd.                                        73,346     643,952
    Petronet LNG, Ltd.                                           2,703,774  14,899,810
    Piramal Enterprises, Ltd.                                      737,179  18,323,754
*   Polaris Consulting & Services, Ltd.                             73,543     170,460
    Power Finance Corp., Ltd.                                    6,063,286  11,611,198
    Praj Industries, Ltd.                                        1,316,350   1,607,718
    Prestige Estates Projects, Ltd.                                257,699     635,188
*   Prime Focus, Ltd.                                               22,625      27,389
    PTC India Financial Services, Ltd.                           3,675,934   2,251,146
    PTC India, Ltd.                                              4,469,660   5,547,942
*   Punjab National Bank                                         2,444,719   4,904,378
    Puravankara, Ltd.                                              460,912     307,507
    Radico Khaitan, Ltd.                                           657,505   1,094,892
    Rain Industries, Ltd.                                        2,231,677   2,186,116
    Ramco Cements, Ltd. (The)                                      475,255   4,904,190

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- ------------
INDIA -- (Continued)
    Rashtriya Chemicals & Fertilizers, Ltd.                         165,769 $    141,310
    Ratnamani Metals & Tubes, Ltd.                                    3,941       38,436
    Raymond, Ltd.                                                   624,327    4,538,186
    Redington India, Ltd.                                         1,848,561    2,795,960
*   REI Agro, Ltd.                                                1,486,474        9,746
    Reliance Capital, Ltd.                                        2,078,114   13,798,642
*   Reliance Communications, Ltd.                                16,993,662    8,593,340
*   Reliance Defence and Engineering, Ltd.                           22,287       19,812
    Reliance Industries, Ltd.                                    19,644,324  302,940,735
    Reliance Industries, Ltd. GDR                                    81,254    2,519,179
*   Reliance Power, Ltd.                                          9,323,446    6,149,775
*   Rolta India, Ltd.                                             2,144,979    2,057,122
*   Ruchi Soya Industries, Ltd.                                   2,008,134      688,385
    Rural Electrification Corp., Ltd.                             8,896,705   18,696,216
    Sadbhav Engineering, Ltd.                                         3,116       12,707
    Sanghvi Movers, Ltd.                                             45,111      145,662
    Sharda Cropchem, Ltd.                                            26,067      175,554
    Shilpi Cable Technologies, Ltd.                                  57,167      189,314
*   Shipping Corp. of India, Ltd.                                 2,557,887    2,524,083
    Shriram City Union Finance, Ltd.                                  3,265       90,886
    Shriram Transport Finance Co., Ltd.                             651,792    9,016,716
    Simplex Infrastructures, Ltd.                                    49,926      228,174
    Sintex Industries, Ltd.                                       7,846,946    9,728,216
    Siyaram Silk Mills, Ltd.                                            663       13,977
    Sobha, Ltd.                                                     825,884    3,174,042
    Sonata Software, Ltd.                                           197,882      560,181
    South Indian Bank, Ltd. (The)                                11,772,339    3,632,140
    SREI Infrastructure Finance, Ltd.                             1,890,601    2,438,713
    SRF, Ltd.                                                       321,292    8,135,468
    State Bank of Bikaner & Jaipur                                   71,004      725,698
    State Bank of India                                          15,227,680   58,434,232
    State Bank of Travancore                                         10,356       82,545
    Sterlite Technologies, Ltd.                                   2,710,854    4,983,150
    Sunteck Realty, Ltd.                                             31,616      114,843
*   Syndicate Bank                                                2,585,967    2,557,442
    TAKE Solutions, Ltd.                                            235,200      485,860
    Tamil Nadu Newsprint & Papers, Ltd.                             323,617    1,611,827
    Tata Chemicals, Ltd.                                          1,774,582   14,291,098
    Tata Global Beverages, Ltd.                                   6,502,836   12,342,217
    Tata Motors, Ltd.                                            15,066,761  116,462,618
    Tata Motors, Ltd. Sponsored ADR                                 218,227    8,502,124
    Tata Steel, Ltd.                                              5,796,347   39,680,088
*   TCI Express, Ltd.                                                23,134      103,486
    Tech Mahindra, Ltd.                                             709,157    4,749,308
    Techno Electric & Engineering Co., Ltd.                          52,706      276,668
*   Teledata Marine Solutions, Ltd.                                 267,258           --
    Tide Water Oil Co India, Ltd.                                     1,172      101,320
    Time Technoplast, Ltd.                                        1,093,465    1,425,118
    Transport Corp. of India, Ltd.                                   46,267      111,797
    Trident, Ltd.                                                    12,107       12,054
    Tube Investments of India, Ltd.                                 592,499    5,060,204
*   TV18 Broadcast, Ltd.                                          6,333,197    3,384,397
*   UCO Bank                                                      3,123,377    1,583,084

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES       VALUE++
                                                                 ----------- --------------
INDIA -- (Continued)
    Uflex, Ltd.                                                      517,862 $    2,026,061
    UFO Moviez India, Ltd.                                             1,755         11,787
    Unichem Laboratories, Ltd.                                       390,108      1,551,980
    Union Bank of India                                            2,451,981      5,198,566
*   Unitech, Ltd.                                                 25,373,120      1,820,871
    UPL, Ltd.                                                      4,968,126     53,083,472
    VA Tech Wabag, Ltd.                                               35,046        251,497
    Vardhman Textiles, Ltd.                                          279,467      5,190,656
    Vedanta, Ltd.                                                 16,207,427     60,812,594
    Vedanta, Ltd. ADR                                              1,684,807     24,935,150
*   Videocon Industries, Ltd.                                        769,833      1,178,999
*   Vijaya Bank                                                    2,612,664      2,031,711
    Welspun Corp., Ltd.                                            2,036,093      2,516,795
*   Welspun Enterprises, Ltd.                                        891,877        822,445
    Welspun India, Ltd.                                            1,272,270      1,421,426
    Wipro, Ltd.                                                    2,384,184     16,206,809
    Wockhardt, Ltd.                                                  276,374      2,639,291
    Yes Bank, Ltd.                                                 1,115,997     23,010,553
    Zee Media Corp., Ltd.                                             62,079         33,808
    Zensar Technologies, Ltd.                                        164,214      2,168,023
*   Zuari Agro Chemicals, Ltd.                                        23,149        115,916
                                                                             --------------
TOTAL INDIA                                                                   2,160,899,710
                                                                             --------------
INDONESIA -- (2.9%)
    Adaro Energy Tbk PT                                          305,526,700     38,832,112
    Adhi Karya Persero Tbk PT                                      9,071,800      1,427,624
*   Agung Podomoro Land Tbk PT                                   131,279,100      2,163,407
*   Alam Sutera Realty Tbk PT                                    228,087,500      6,529,288
*   Aneka Tambang Persero Tbk PT                                 142,710,377      8,556,719
    Asahimas Flat Glass Tbk PT                                     4,986,100      2,483,647
    Astra Agro Lestari Tbk PT                                      1,281,567      1,513,714
    Astra Graphia Tbk PT                                             436,900         56,919
*   Bakrie and Brothers Tbk PT                                   487,165,850      1,824,250
*   Bakrie Sumatera Plantations Tbk PT                            10,942,100         65,558
*   Bakrie Telecom Tbk PT                                        238,934,800        894,719
*   Bakrieland Development Tbk PT                                 81,782,546        422,617
    Bank Bukopin Tbk                                              62,920,633      2,876,030
*   Bank CIMB Niaga Tbk PT                                           312,582         22,949
    Bank Danamon Indonesia Tbk PT                                 35,799,554     11,156,707
    Bank Mandiri Persero Tbk PT                                   95,456,931     77,967,351
    Bank Negara Indonesia Persero Tbk PT                         102,370,741     43,739,041
*   Bank Pan Indonesia Tbk PT                                    137,634,201      8,510,372
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT          35,476,100      6,114,522
    Bank Pembangunan Daerah Jawa Timur Tbk PT                      3,256,800        150,175
    Bank Rakyat Indonesia Persero Tbk PT                              93,900         82,453
    Bank Tabungan Negara Persero Tbk PT                           79,335,127     11,323,489
*   Barito Pacific Tbk PT                                         11,807,000      1,596,579
    Bekasi Fajar Industrial Estate Tbk PT                         23,773,000        594,996
*   Benakat Integra Tbk PT                                       142,047,100      1,351,269
*   Berlian Laju Tanker Tbk PT                                   128,161,466             --
    BISI International Tbk PT                                     13,630,400      1,842,211
*   Bumi Resources Tbk PT                                         37,693,900      1,406,504
    Bumi Serpong Damai Tbk PT                                     74,628,000     10,236,479

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES      VALUE++
                                                                 ----------- -----------
INDONESIA -- (Continued)
    Ciputra Development Tbk PT                                   177,828,678 $17,587,011
*   Clipan Finance Indonesia Tbk PT                                2,995,500      56,167
*   Darma Henwa Tbk PT                                            39,047,842     277,808
*   Davomas Abadi Tbk PT                                          54,906,800          --
*   Eagle High Plantations Tbk PT                                115,969,500   3,022,239
    Elnusa Tbk PT                                                 60,294,100   1,951,671
*   Energi Mega Persada Tbk PT                                   272,138,878   1,671,252
    Erajaya Swasembada Tbk PT                                     25,375,800   1,159,748
*   Eureka Prima Jakarta Tbk PT                                    1,297,300      10,691
*   Ever Shine Textile Tbk PT                                     19,342,215     123,130
*   Gajah Tunggal Tbk PT                                          36,880,400   3,174,885
*   Garuda Indonesia Persero Tbk PT                               44,391,981   1,123,655
    Global Mediacom Tbk PT                                       104,311,400   4,690,078
*   Great River International Tbk PT                               1,788,000          --
*   Hanson International Tbk PT                                    9,531,000     108,492
*   Harum Energy Tbk PT                                           15,790,800   2,603,163
    Hexindo Adiperkasa Tbk PT                                        721,744     178,452
    Holcim Indonesia Tbk PT                                       26,217,400   1,767,594
    Indah Kiat Pulp & Paper Corp. Tbk PT                          39,580,500   3,098,452
*   Indika Energy Tbk PT                                           1,135,500      65,966
    Indo Tambangraya Megah Tbk PT                                  4,073,100   4,578,163
*   Indo-Rama Synthetics Tbk PT                                       41,500       2,257
    Indocement Tunggal Prakarsa Tbk PT                                84,100      94,666
    Indofood Sukses Makmur Tbk PT                                 72,035,800  42,755,161
    Intiland Development Tbk PT                                  112,642,700   3,864,124
    Japfa Comfeed Indonesia Tbk PT                                37,060,650   4,871,413
    Jaya Real Property Tbk PT                                    120,718,000   7,911,499
*   Kawasan Industri Jababeka Tbk PT                             307,664,475   6,684,730
*   Lippo Cikarang Tbk PT                                          2,517,300     939,207
    Lippo Karawaci Tbk PT                                        315,895,849  17,395,127
*   Malindo Feedmill Tbk PT                                          331,200      29,022
*   Medco Energi Internasional Tbk PT                             28,632,900   2,982,424
    Metrodata Electronics Tbk PT                                   1,539,436      73,209
    Mitra Pinasthika Mustika Tbk PT                                1,984,700     117,490
*   MNC Investama Tbk PT                                         331,039,400   3,495,993
*   Modernland Realty Tbk PT                                      87,619,900   2,192,412
*   Multipolar Tbk PT                                             63,216,500   1,600,640
*   Nirvana Development Tbk PT                                     1,000,000       6,292
*   Nusantara Infrastructure Tbk PT                              178,654,800   1,737,175
    Pabrik Kertas Tjiwi Kimia Tbk PT                                 929,000      58,825
    Pan Brothers Tbk PT                                           50,851,850   1,691,293
*   Panin Financial Tbk PT                                       204,627,100   2,745,441
*   Paninvest Tbk PT                                              30,871,000   1,503,357
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT         68,320,884   7,933,900
    Ramayana Lestari Sentosa Tbk PT                               49,302,300   4,948,545
    Salim Ivomas Pratama Tbk PT                                   50,872,200   1,942,487
    Sampoerna Agro PT                                             12,001,241   1,793,565
    Selamat Sempurna Tbk PT                                       42,615,900   2,822,440
    Semen Baturaja Persero Tbk PT                                 14,273,000   2,566,286
    Semen Indonesia Persero Tbk PT                                 8,325,500   5,630,723
*   Sentul City Tbk PT                                            80,474,100     542,576
*   Sigmagold Inti Perkasa Tbk PT                                  4,289,500      25,986
*   Sinar Mas Agro Resources & Technology Tbk PT                   7,767,600   2,383,527

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES      VALUE++
                                                                 ----------- ------------
INDONESIA -- (Continued)
    Sri Rejeki Isman Tbk PT                                      153,095,600 $  2,662,181
*   Surya Dumai Industries Tbk                                     5,145,000           --
    Surya Semesta Internusa Tbk PT                                61,014,500    2,903,043
*   Suryainti Permata Tbk PT                                      17,378,000           --
    Tambang Batubara Bukit Asam Persero Tbk PT                     2,432,000    2,114,968
*   Tiga Pilar Sejahtera Food Tbk                                 32,819,422    3,870,811
    Timah Persero Tbk PT                                          65,857,160    4,787,436
    Tiphone Mobile Indonesia Tbk PT                                7,827,700      515,974
    Trias Sentosa Tbk PT                                             336,500        7,679
*   Truba Alam Manunggal Engineering PT                          129,244,500       77,435
    Tunas Baru Lampung Tbk PT                                     22,298,600    1,920,545
    Tunas Ridean Tbk PT                                           35,647,400    3,604,396
*   Ultrajaya Milk Industry & Trading Co. Tbk PT                   7,928,500    2,608,244
*   Unggul Indah Cahaya Tbk PT                                       319,635       59,978
    United Tractors Tbk PT                                        21,427,200   35,067,312
*   Vale Indonesia Tbk PT                                         38,283,300    6,795,034
*   Visi Media Asia Tbk PT                                         7,390,800      184,956
*   XL Axiata Tbk PT                                               8,859,400    1,931,530
                                                                             ------------
TOTAL INDONESIA                                                               493,443,632
                                                                             ------------
ISRAEL -- (0.0%)
*   Liberty Properties, Ltd.                                           2,467           --
                                                                             ------------
MALAYSIA -- (3.2%)
    Affin Holdings Bhd                                            11,454,550    6,309,607
    AirAsia Bhd                                                   16,927,400    9,744,217
*   Alam Maritim Resources Bhd                                     3,203,900      191,582
    Alliance Financial Group Bhd                                  15,784,300   13,402,105
    Allianz Malaysia Bhd                                              28,800       70,267
    AMMB Holdings Bhd                                             24,884,862   25,730,571
    Ann Joo Resources Bhd                                          1,526,000      823,425
    APM Automotive Holdings Bhd                                      721,300      555,067
    Batu Kawan Bhd                                                 2,090,450    8,919,220
    Benalec Holdings Bhd                                           7,707,600      791,470
    Berjaya Assets Bhd                                               355,600       69,223
#   Berjaya Corp. Bhd                                             37,649,878    3,225,463
*   Berjaya Land Bhd                                              13,220,000    1,837,343
    BIMB Holdings Bhd                                              2,017,507    1,954,547
    Bina Darulaman Bhd                                               162,600       24,772
#   Boustead Holdings Bhd                                         13,463,191    8,146,907
    Boustead Plantations Bhd                                       1,491,900      566,291
#*  Bumi Armada Bhd                                               25,619,100    3,529,114
    Can-One Bhd                                                      401,400      303,725
#   CB Industrial Product Holding Bhd                              1,722,100      786,112
    Chin Teck Plantations Bhd                                        309,100      557,922
    CIMB Group Holdings Bhd                                       22,531,412   25,292,183
    Coastal Contracts Bhd                                          3,357,500    1,084,284
    CSC Steel Holdings Bhd                                         2,012,556      968,009
*   Datuk Keramik Holdings Bhd                                       127,000           --
*   Daya Materials Bhd                                            10,420,400      153,712
*   Dayang Enterprise Holdings Bhd                                 1,446,500      349,774
#   DRB-Hicom Bhd                                                 12,059,600    3,186,544
#   Eastern & Oriental Bhd                                        11,515,680    4,367,231

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- -----------
MALAYSIA -- (Continued)
*   Eco World Development Group Bhd                                 685,500 $   225,994
#   Evergreen Fibreboard Bhd                                      5,331,389   1,132,224
    FAR East Holdings Bhd                                           403,800     756,389
#   Felda Global Ventures Holdings Bhd                           10,616,500   4,430,164
*   Fountain View Development Bhd                                 2,573,200          --
    Gadang Holdings Bhd                                             696,500     173,177
    Genting Bhd                                                  20,343,300  37,681,335
#   Genting Malaysia Bhd                                         31,133,200  35,408,995
    Glomac Bhd                                                    6,371,700   1,007,144
    Goldis Bhd                                                    3,223,995   1,717,926
    GuocoLand Malaysia Bhd                                        2,797,700     745,070
#   HAP Seng Consolidated Bhd                                     5,780,282  11,350,817
    Hap Seng Plantations Holdings Bhd                             3,730,100   2,258,955
    Hiap Teck Venture Bhd                                         1,476,900      98,378
#   Hong Leong Financial Group Bhd                                2,819,234   9,346,392
    Hong Leong Industries Bhd                                       875,000   1,903,406
    Hua Yang Bhd                                                  2,298,310     570,846
    Hume Industries Bhd                                             164,484      97,485
    I-Bhd                                                            84,900      11,491
#   IJM Corp. Bhd                                                53,153,418  39,728,697
#   Insas Bhd                                                     6,601,200   1,193,204
    IOI Properties Group Bhd                                      2,324,500   1,122,969
*   Iris Corp. Bhd                                               21,834,300     592,225
#*  Iskandar Waterfront City Bhd                                  1,685,600     342,626
*   JAKS Resources Bhd                                            6,026,200   1,754,491
    Jaya Tiasa Holdings Bhd                                       6,181,033   1,912,316
    JCY International Bhd                                         7,509,800   1,051,547
    Keck Seng Malaysia Bhd                                        2,504,000   2,725,951
*   Kenanga Investment Bank Bhd                                   2,020,487     212,107
    Kian JOO CAN Factory Bhd                                      4,747,780   3,216,673
*   KIG Glass Industrial Bhd                                        260,000          --
    Kim Loong Resources Bhd                                         374,700     290,179
    Kimlun Corp. Bhd                                                845,419     403,077
#*  KNM Group Bhd                                                27,168,290   2,116,876
    Kretam Holdings Bhd                                           4,128,000     503,488
#*  KSL Holdings Bhd                                              9,401,651   2,165,237
    Kumpulan Fima Bhd                                             2,167,500     861,471
    Kumpulan Perangsang Selangor Bhd                              2,571,500     710,444
*   Kwantas Corp. Bhd                                               288,400      97,389
    Land & General Bhd                                           14,944,600   1,112,999
*   Landmarks Bhd                                                 2,119,208     363,759
#   LBS Bina Group Bhd                                            3,775,700   1,535,009
#   Magnum Bhd                                                    5,285,900   2,565,978
    Mah Sing Group Bhd                                           13,676,862   4,597,748
    Malayan Banking Bhd                                           2,031,123   3,769,439
    Malayan Flour Mills Bhd                                       3,117,950     998,264
    Malaysia Airports Holdings Bhd                                4,595,854   6,419,829
    Malaysia Building Society Bhd                                 4,036,800   1,002,633
*   Malaysia Marine and Heavy Engineering Holdings Bhd            2,930,500     661,703
#*  Malaysian Bulk Carriers Bhd                                   4,604,925     760,621
    Malaysian Pacific Industries Bhd                              1,158,375   2,134,978
#   Malaysian Resources Corp. Bhd                                15,824,500   5,109,593
    Malton Bhd                                                    4,272,900     714,790

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- -----------
MALAYSIA -- (Continued)
#   MBM Resources Bhd                                             2,696,103 $ 1,502,750
#   Media Prima Bhd                                               6,367,700   1,466,532
    Mega First Corp. Bhd                                          1,426,300     873,798
    MISC Bhd                                                     16,155,404  26,699,107
    MK Land Holdings Bhd                                          5,718,500     374,244
    MKH Bhd                                                       3,075,370   2,055,116
    MMC Corp. Bhd                                                15,750,080   8,303,551
*   MNRB Holdings Bhd                                             2,443,350   1,305,482
*   Mudajaya Group Bhd                                            4,318,700     819,358
#   Muhibbah Engineering M Bhd                                    3,993,100   2,128,576
*   Mulpha International Bhd                                     22,576,600   1,147,250
*   Naim Holdings Bhd                                             2,091,600     750,561
    Negri Sembilan Oil Palms Bhd                                     62,900      61,438
    Oriental Holdings Bhd                                         3,638,979   5,588,662
    OSK Holdings Bhd                                              7,346,271   2,323,126
    Pacific & Orient Bhd                                            334,330      95,881
    Panasonic Manufacturing Malaysia Bhd                            342,780   2,432,507
    Pantech Group Holdings Bhd                                    4,364,109     448,426
*   Paracorp Bhd                                                    252,000          --
    Paramount Corp. Bhd                                           1,660,525     588,125
#*  Parkson Holdings Bhd                                          8,000,928   1,138,108
    Pie Industrial Bhd                                              608,700     248,488
    PPB Group Bhd                                                 7,644,566  28,090,093
    Press Metal Bhd                                               5,392,853   2,498,328
*   Prime Utilities Bhd                                              39,000          --
    Protasco Bhd                                                  3,739,250   1,006,103
#   RHB Bank Bhd                                                 13,339,100  14,757,273
*   Rimbunan Sawit Bhd                                            6,810,000     807,399
    Salcon Bhd                                                      658,500      84,820
#*  Sapurakencana Petroleum Bhd                                  28,580,000  11,103,590
#   Sarawak Oil Palms Bhd                                           601,867     526,005
*   Scomi Energy Services Bhd                                       352,300      17,508
*   Scomi Group Bhd                                              23,530,600     823,489
    Selangor Dredging Bhd                                         1,352,800     259,089
    Selangor Properties Bhd                                          75,300      75,720
    Shangri-La Hotels Malaysia Bhd                                  659,000     768,585
*   Shell Refining Co. Federation of Malaya Bhd                      68,700      43,747
    SHL Consolidated Bhd                                            331,800     213,539
    SP Setia Bhd Group                                            5,365,912   4,121,539
    Star Publications Group Bhd                                   1,607,100     834,546
#*  Sumatec Resources Bhd                                         2,855,100      48,353
#   Sunway Bhd                                                   13,014,326   8,925,357
#   Supermax Corp. Bhd                                            6,246,700   2,944,862
    Suria Capital Holdings Bhd                                      824,400     377,026
    Symphony Life Bhd                                             1,292,424     194,042
    Ta Ann Holdings Bhd                                           2,235,026   2,058,578
#   TA Enterprise Bhd                                            21,041,700   2,330,957
    TA Global Bhd                                                15,532,980     947,976
*   Talam Transform Bhd                                           3,183,850      28,684
#   Taliworks Corp. Bhd                                             327,000     108,200
#   TAN Chong Motor Holdings Bhd                                  4,548,900   1,742,980
*   Tanjung Offshore Bhd                                             15,100       1,127
    TDM Bhd                                                      13,148,400   2,316,155

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- ------------
MALAYSIA -- (Continued)
*   TH Plantations Bhd                                              900,500 $    233,815
    Time dotCom Bhd                                               4,867,480    8,795,753
    Tiong NAM Logistics Holdings                                    595,500      212,411
#   Tropicana Corp. Bhd                                           8,154,733    1,832,927
    UEM Edgenta Bhd                                               1,597,900    1,167,757
#   UEM Sunrise Bhd                                              19,972,745    4,961,785
#   UMW Holdings Bhd                                                982,200    1,252,661
#*  UMW Oil & Gas Corp. Bhd                                       3,344,400      528,542
#   Unisem M Bhd                                                  7,206,400    4,100,621
    United Malacca Bhd                                              960,500    1,257,888
    United Plantations Bhd                                          198,500    1,231,564
    UOA Development Bhd                                           7,135,000    3,909,682
#   VS Industry Bhd                                               4,285,865    1,450,521
    Wah Seong Corp. Bhd                                           4,796,083      888,314
#   WCT Holdings Bhd                                             14,312,420    5,915,665
    Wing Tai Malaysia Bhd                                         2,781,650      649,761
#   WTK Holdings Bhd                                              5,925,650    1,338,099
#*  YNH Property Bhd                                              6,942,625    2,369,423
    YTL Corp. Bhd                                                87,623,150   30,092,870
*   YTL Land & Development Bhd                                    3,067,200      397,542
                                                                            ------------
TOTAL MALAYSIA                                                               545,599,542
                                                                            ------------
MEXICO -- (4.6%)
#   Alfa S.A.B. de C.V. Class A                                  34,589,985   44,884,791
    Alpek S.A.B. de C.V.                                          4,103,131    4,722,236
#*  Axtel S.A.B. de C.V.                                         10,605,799    1,876,683
*   Bio Pappel S.A.B. de C.V.                                       439,582      482,510
*   Cemex S.A.B. de C.V. Sponsored ADR                           12,864,884  119,128,827
#   Coca-Cola Femsa S.A.B. de C.V. Series L                       1,408,075    8,723,873
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                    136,577    8,470,506
    Consorcio ARA S.A.B. de C.V. Series *                         9,308,776    2,977,416
*   Corp Interamericana de Entretenimiento S.A.B. de C.V. Class
      B                                                           1,560,786    1,205,757
#   Corp. Actinver S.A.B. de C.V.                                   105,133       62,011
#   Credito Real S.A.B. de C.V. SOFOM ER                            196,538      279,442
    Dine S.A.B. de C.V.                                           1,027,267      514,779
    El Puerto de Liverpool S.A.B. de C.V. Series 1                    1,533       11,350
*   Empaques Ponderosa S.A. de C.V.                                  90,000           --
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR       1,597,813  120,203,472
#*  Genomma Lab Internacional S.A.B. de C.V. Class B                696,005      724,925
#*  Grupo Aeromexico S.A.B. de C.V.                               1,815,822    3,382,000
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR             293,041   22,657,930
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR               44,353    6,425,419
#   Grupo Carso S.A.B. de C.V. Series A1                          7,388,861   29,600,089
    Grupo Cementos de Chihuahua S.A.B. de C.V.                    2,732,703   12,449,075
#   Grupo Comercial Chedraui S.A. de C.V.                         2,592,360    4,782,319
#   Grupo Elektra S.A.B. de C.V.                                    268,053    3,457,753
#*  Grupo Famsa S.A.B. de C.V. Class A                            2,831,479      945,026
    Grupo Financiero Banorte S.A.B. de C.V. Class O              21,258,812  101,892,644
#   Grupo Financiero Inbursa S.A.B. de C.V. Class O              14,772,311   21,959,942
#   Grupo Financiero Interacciones SA de C.V. Class O               708,084    2,695,700
#   Grupo Financiero Santander Mexico S.A.B. de C.V. Class B      4,513,225    6,429,996
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR  1,632,369   11,671,438
*   Grupo Gigante S.A.B. de C.V. Series *                           471,076      881,001

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES      VALUE++
                                                                 ----------- ------------
MEXICO -- (Continued)
#   Grupo Herdez S.A.B. de C.V. Series *                             805,727 $  1,431,519
    Grupo Industrial Maseca S.A.B. de C.V. Class B                 2,749,400    3,189,296
#   Grupo Industrial Saltillo S.A.B. de C.V.                       1,338,007    2,245,678
    Grupo KUO S.A.B. de C.V. Series B                              2,034,528    3,219,576
    Grupo Mexico S.A.B. de C.V. Series B                          37,058,047  111,493,124
*   Grupo Pochteca S.A.B. de C.V.                                     67,810       29,916
*   Grupo Posadas S.A.B. de C.V.                                     355,113      783,331
*   Grupo Qumma SA de C.V. Series B                                    5,301           --
    Grupo Rotoplas S.A.B. de C.V.                                     17,266       21,436
    Grupo Sanborns S.A.B. de C.V.                                  1,261,695    1,258,458
*   Grupo Simec S.A.B. de C.V. Series B                            1,118,852    5,161,951
*   Grupo Sports World S.A.B. de C.V.                                293,561      223,829
    Industrias Bachoco S.A.B. de C.V. Series B                     1,777,377    6,897,793
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR                   40,783    1,893,555
#*  Industrias CH S.A.B. de C.V. Series B                          2,014,328   12,750,440
    Industrias Penoles S.A.B. de C.V.                                227,559    5,380,294
#*  La Comer S.A.B. de C.V.                                        5,414,652    3,842,849
    Medica Sur S.A.B. de C.V. Series B                                 1,000        1,918
    Megacable Holdings S.A.B. de C.V.                                109,722      347,263
#   Mexichem S.A.B. de C.V.                                        8,628,334   20,460,408
#*  Minera Frisco S.A.B. de C.V. Class A1                          7,179,830    5,884,062
    OHL Mexico S.A.B. de C.V.                                      9,638,808    9,101,020
#   Organizacion Cultiba S.A.B. de C.V.                              170,021      163,552
*   Organizacion Soriana S.A.B. de C.V. Class B                   14,727,540   31,074,484
    Qualitas Controladora S.A.B. de C.V.                           1,569,014    2,361,779
*   Savia SA Class A                                               3,457,285           --
#   TV Azteca S.A.B. de C.V.                                       9,523,719    1,516,232
    Vitro S.A.B. de C.V. Series A                                  1,503,590    4,686,664
                                                                             ------------
TOTAL MEXICO                                                                  778,919,337
                                                                             ------------
PHILIPPINES -- (1.1%)
    A Soriano Corp.                                               16,826,300    2,089,842
    ACR Mining Corp.                                                 105,455        7,112
    Alliance Global Group, Inc.                                   31,427,306    7,924,011
    Alsons Consolidated Resources, Inc.                           20,894,000      629,572
*   Atlas Consolidated Mining & Development Corp.                  5,351,500      571,920
    Bank of the Philippine Islands                                   234,470      422,289
    BDO Unibank, Inc.                                             14,423,479   32,683,685
    Cebu Air, Inc.                                                 2,224,760    4,245,712
    Cebu Holdings, Inc.                                              676,250       68,847
    Century Properties Group, Inc.                                28,217,400      306,158
    China Banking Corp.                                              466,371      360,748
    Cosco Capital, Inc.                                           11,147,600    2,056,959
    East West Banking Corp.                                          124,500       49,890
    EEI Corp.                                                      1,150,300      179,410
*   Empire East Land Holdings, Inc.                               24,178,000      354,835
    Energy Development Corp.                                       1,572,800      172,579
*   Export & Industry Bank, Inc. Class A                              14,950           --
    Filinvest Development Corp.                                      142,800       22,989
    Filinvest Land, Inc.                                         203,955,031    6,641,409
    First Philippine Holdings Corp.                                4,600,950    6,564,838
*   Fwbc Holdings, Inc.                                            5,471,786           --
    GT Capital Holdings, Inc.                                          1,980       51,920

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES      VALUE++
                                                                 ----------- ------------
PHILIPPINES -- (Continued)
    Integrated Micro-Electronics, Inc.                               248,900 $     30,614
    JG Summit Holdings, Inc.                                       9,112,430   13,606,361
    Lopez Holdings Corp.                                          34,749,200    5,530,060
    LT Group, Inc.                                                15,007,600    3,950,879
*   Megawide Construction Corp.                                      715,300      215,024
    Megaworld Corp.                                              163,207,400   12,047,677
    Metropolitan Bank & Trust Co.                                  7,707,800   12,626,552
*   Mondragon International Philippines, Inc.                      2,464,000           --
    Nickel Asia Corp.                                                627,500       85,749
    Pepsi-Cola Products Philippines, Inc.                            709,000       46,614
    Petron Corp.                                                  16,657,100    3,109,771
    Philex Mining Corp.                                              138,800       25,773
    Philippine National Bank                                       4,899,113    5,366,784
*   Philippine National Construction Corp.                           398,900        7,366
    Philippine Savings Bank                                        1,217,593    2,208,483
*   Philippine Townships, Inc.                                       226,200           --
*   Philtown Properties, Inc.                                          6,701           --
    Phinma Corp.                                                     805,398      185,768
    Phinma Energy Corp.                                           26,285,000    1,193,870
    Phoenix Petroleum Philippines, Inc.                              507,600       66,517
    RFM Corp.                                                        976,000       96,893
    Rizal Commercial Banking Corp.                                 4,714,948    3,427,505
    Robinsons Land Corp.                                          29,850,750   15,070,052
    Robinsons Retail Holdings, Inc.                                  308,660      490,123
    San Miguel Corp.                                               6,787,656   13,368,941
    San Miguel Pure Foods Co., Inc.                                   63,140      323,528
    Security Bank Corp.                                            1,828,544    7,838,971
    STI Education Systems Holdings, Inc.                           3,879,000       82,670
*   Top Frontier Investment Holdings, Inc.                           628,532    3,333,595
    Travellers International Hotel Group, Inc.                     1,539,200      101,060
    Union Bank of the Philippines                                  4,413,349    6,952,225
    Vista Land & Lifescapes, Inc.                                 76,752,568    7,822,776
                                                                             ------------
TOTAL PHILIPPINES                                                             184,616,926
                                                                             ------------
POLAND -- (1.6%)
    Agora SA                                                         578,734    1,942,203
    Asseco Poland SA                                               1,325,183   19,038,337
*   Bank Millennium SA                                             3,943,172    5,794,911
    Ciech SA                                                         292,990    5,037,638
#*  Enea SA                                                        2,423,548    6,135,907
    Firma Oponiarska Debica SA                                        73,423    1,769,050
*   Getin Holding SA                                               2,977,249    1,049,497
#*  Getin Noble Bank SA                                            1,077,448      444,673
    Grupa Azoty SA                                                   166,015    2,848,105
    Grupa Kety SA                                                     87,689    9,423,722
#*  Grupa Lotos SA                                                 1,590,829   14,992,014
*   Impexmetal SA                                                  4,781,591    4,755,273
*   Integer.pl SA                                                      1,510       16,137
#*  Jastrzebska Spolka Weglowa SA                                     34,052      569,491
    Kernel Holding SA                                                440,617    8,778,276
    KGHM Polska Miedz SA                                           1,854,624   57,522,892
    LC Corp. SA                                                    1,199,107      606,728
*   Lubelski Wegiel Bogdanka SA                                       10,880      176,422

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- ------------
POLAND -- (Continued)
    Netia SA                                                      4,474,891 $  5,010,635
    Orbis SA                                                        487,188    8,914,201
*   Pelion SA                                                        10,134      133,090
    PGE Polska Grupa Energetyczna SA                             14,389,677   39,290,645
*   PKP Cargo SA                                                     11,844      157,873
    Polski Koncern Naftowy Orlen SA                               3,145,685   63,837,723
*   Powszechna Kasa Oszczednosci Bank Polski SA                   1,204,075    9,237,649
*   Tauron Polska Energia SA                                     12,377,400    9,120,509
    Trakcja SA                                                      669,835    2,691,105
*   Vistula Group SA                                                 54,605       44,440
                                                                            ------------
TOTAL POLAND                                                                 279,339,146
                                                                            ------------
RUSSIA -- (2.3%)
*   AFI Development P.L.C. GDR                                       31,827        4,363
    Gazprom PJSC Sponsored ADR                                   54,212,022  268,982,651
    Lukoil PJSC Sponsored ADR(BYZDW2900)                          1,526,223   86,009,917
    Lukoil PJSC Sponsored ADR(69343P105)                            251,982   14,162,648
    Magnitogorsk Iron & Steel OJSC Sponsored GDR                  1,318,341   11,080,178
    RusHydro PJSC ADR                                             8,628,608   14,658,719
                                                                            ------------
TOTAL RUSSIA                                                                 394,898,476
                                                                            ------------
SOUTH AFRICA -- (7.2%)
    Adcorp Holdings, Ltd.                                           928,945      996,985
    Aeci, Ltd.                                                    1,372,253   10,486,746
*   African Bank Investments, Ltd.                                9,264,952        3,474
    African Oxygen, Ltd.                                             45,466       64,640
    African Rainbow Minerals, Ltd.                                1,736,757   15,554,579
    Alexander Forbes Group Holdings, Ltd.                           315,889      166,692
*   Anglo American Platinum, Ltd.                                    98,018    2,566,132
*   AngloGold Ashanti, Ltd. Sponsored ADR                         1,593,046   20,247,615
*   ArcelorMittal South Africa, Ltd.                              2,390,579    2,329,596
*   Aveng, Ltd.                                                   7,518,551    4,072,244
    Barclays Africa Group, Ltd.                                   5,579,767   65,715,261
    Barloworld, Ltd.                                              4,842,776   39,817,619
    Blue Label Telecoms, Ltd.                                     3,051,154    4,155,990
#*  Brait SE                                                      2,391,574   14,073,765
    Caxton and CTP Publishers and Printers, Ltd.                  3,089,885    3,058,674
    Clover Industries, Ltd.                                       1,327,969    1,720,871
*   Consolidated Infrastructure Group, Ltd.                         587,537    1,001,448
    DataTec, Ltd.                                                 3,584,698   13,860,139
    Distell Group, Ltd.                                              18,555      206,727
#   DRDGOLD, Ltd.                                                 5,320,916    2,996,584
#*  enX Group, Ltd.                                                 442,163      592,673
*   Evraz Highveld Steel and Vanadium, Ltd.                         120,337          226
#*  eXtract Group, Ltd.                                           3,123,339       69,536
#   Exxaro Resources, Ltd.                                        1,848,204   14,636,506
    Gold Fields, Ltd.                                             2,664,475    9,213,620
    Gold Fields, Ltd. Sponsored ADR                              12,391,918   43,495,632
    Grindrod, Ltd.                                                7,724,928    8,106,959
    Group Five, Ltd.                                              1,678,632    3,002,759
    Harmony Gold Mining Co., Ltd.                                 1,605,176    4,044,738
    Harmony Gold Mining Co., Ltd. Sponsored ADR                     491,788    1,254,059

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES      VALUE++
                                                                 ---------- --------------
SOUTH AFRICA -- (Continued)
    Hudaco Industries, Ltd.                                         136,179 $    1,149,658
*   Hulamin, Ltd.                                                 1,790,383        927,959
*   Impala Platinum Holdings, Ltd.                                6,689,573     26,659,367
    Imperial Holdings, Ltd.                                       1,829,774     22,717,907
    Investec, Ltd.                                                3,871,910     27,367,445
*   JCI, Ltd.                                                    10,677,339             --
    KAP Industrial Holdings, Ltd.                                   865,789        501,273
*   Kumba Iron Ore, Ltd.                                             25,404        391,818
#   Lewis Group, Ltd.                                             1,852,654      5,644,022
    Liberty Holdings, Ltd.                                        1,700,773     13,930,330
    Merafe Resources, Ltd.                                       22,496,374      3,254,213
    Metair Investments, Ltd.                                      1,332,108      2,191,960
    MMI Holdings, Ltd.                                           17,679,587     32,525,492
    Mpact, Ltd.                                                   2,511,356      5,508,730
    MTN Group, Ltd.                                              11,693,254    109,037,799
    Murray & Roberts Holdings, Ltd.                               6,256,826      5,163,519
#*  Nampak, Ltd.                                                  1,713,643      2,390,160
    Nedbank Group, Ltd.                                           3,173,298     54,736,293
*   Northam Platinum, Ltd.                                          740,698      2,819,361
    Omnia Holdings, Ltd.                                            532,782      7,207,825
    Peregrine Holdings, Ltd.                                      1,197,316      2,641,319
    Pinnacle Holdings, Ltd.                                         902,939      1,244,946
    Raubex Group, Ltd.                                            2,012,645      3,408,877
    RCL Foods, Ltd.                                                  90,842         89,543
    Reunert, Ltd.                                                   549,338      2,797,651
*   Royal Bafokeng Platinum, Ltd.                                   460,976      1,307,129
    Sanlam, Ltd.                                                  1,931,157      9,329,144
    Sappi, Ltd.                                                   7,948,656     51,108,341
    Sappi, Ltd. Sponsored ADR                                       209,386      1,329,622
    Sasol, Ltd.                                                   4,128,004    123,146,481
    Sasol, Ltd. Sponsored ADR                                     1,728,225     51,604,798
    Sibanye Gold, Ltd. Sponsored ADR                              1,376,840     12,474,170
    Standard Bank Group, Ltd.                                    16,569,484    177,188,901
*   Stefanutti Stocks Holdings, Ltd.                                526,548        176,065
    Steinhoff International Holdings NV                          24,951,223    120,311,677
*   Super Group, Ltd.                                             4,217,794     11,456,958
    Telkom SA SOC, Ltd.                                           5,017,373     27,496,606
    Tongaat Hulett, Ltd.                                          1,277,076     12,704,610
    Trencor, Ltd.                                                 1,507,605      4,194,572
    Wilson Bayly Holmes-Ovcon, Ltd.                                 460,901      5,007,473
    Zeder Investments, Ltd.                                               1              1
                                                                            --------------
TOTAL SOUTH AFRICA                                                           1,230,656,504
                                                                            --------------
SOUTH KOREA -- (15.1%)
#   Ace Technologies Corp.                                           96,925        267,679
#*  AJ Rent A Car Co., Ltd.                                         125,038        955,986
#*  Amotech Co., Ltd.                                                24,043        487,383
#   Asia Cement Co., Ltd.                                            13,305        839,747
#   ASIA Holdings Co., Ltd.                                          27,396      2,305,515
#*  Asia Paper Manufacturing Co., Ltd.                               59,787      1,030,149
*   Asiana Airlines, Inc.                                           323,128      1,163,190
#*  AUK Corp.                                                       396,786        753,647
#   Austem Co., Ltd.                                                201,527        696,284

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- -----------
SOUTH KOREA -- (Continued)
#   Avaco Co., Ltd.                                                 64,150 $   412,048
#*  BH Co., Ltd.                                                    19,986     311,494
    BNK Financial Group, Inc.                                    2,892,220  21,227,149
    Bookook Securities Co., Ltd.                                    28,655     466,391
    BYC Co., Ltd.                                                      752     244,541
#*  Capro Corp.                                                     79,730     566,381
*   Chemtronics Co., Ltd.                                            2,758      18,422
#*  China Great Star International, Ltd.                           655,138     756,215
    Chinyang Holdings Corp.                                         72,340     195,439
#   Chokwang Paint, Ltd.                                            34,448     292,798
#   Chongkundang Holdings Corp.                                      2,179     110,901
    Chosun Refractories Co., Ltd.                                    9,716     722,827
    CJ Hellovision Co., Ltd.                                       144,448   1,141,894
    CJ O Shopping Co., Ltd.                                          6,115     845,641
    CKD Bio Corp.                                                    8,128     148,953
#*  Cosmochemical Co., Ltd.                                        115,498     413,015
    CS Wind Corp.                                                    3,765      53,086
#   Dae Dong Industrial Co., Ltd.                                  150,344     893,829
#   Dae Han Flour Mills Co., Ltd.                                   14,612   2,372,278
#   Dae Hyun Co., Ltd.                                              40,551     122,122
    Dae Won Kang Up Co., Ltd.                                      245,096     910,848
#*  Dae Young Packaging Co., Ltd.                                1,305,002   1,109,421
#*  Dae-Il Corp.                                                    71,782     530,544
#*  Daechang Co., Ltd.                                             526,706     452,341
    Daeduck Electronics Co.                                        266,178   1,899,237
#   Daeduck GDS Co., Ltd.                                          300,804   3,467,863
#   Daegu Department Store                                          71,060     823,940
#   Daehan Steel Co., Ltd.                                         190,597   1,521,995
#   Daekyo Co., Ltd.                                               184,455   1,282,449
#   Daelim Industrial Co., Ltd.                                    290,941  21,071,788
#   Daesang Holdings Co., Ltd.                                     143,874   1,242,999
#   Daesung Holdings Co., Ltd.                                      42,463     339,558
    Daewon San Up Co., Ltd.                                         13,453     109,224
#*  Daewoo Engineering & Construction Co., Ltd.                    964,334   4,307,177
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd.             491,004   1,419,648
*   Dahaam E-Tec Co., Ltd.                                           3,535      10,266
#   Daishin Securities Co., Ltd.                                   609,275   5,905,889
#   Daou Data Corp.                                                 15,106     154,158
    Daou Technology, Inc.                                          311,177   4,756,144
#*  Dasan Networks, Inc.                                           134,840     737,379
    DCM Corp.                                                        3,564      36,682
    DGB Financial Group, Inc.                                    1,625,465  13,805,113
#   Display Tech Co., Ltd.                                          43,544     156,301
    DK UIL Co., Ltd.                                                25,593     231,671
    Dong Ah Tire & Rubber Co., Ltd.                                 98,522   2,155,429
#   Dong-Ah Geological Engineering Co., Ltd.                        59,378     474,607
#   Dong-Il Corp.                                                   18,581     951,555
#   Dongbang Transport Logistics Co., Ltd.                         302,271     545,668
#*  Dongbu Co., Ltd.                                               469,666     316,377
*   Dongbu Securities Co., Ltd.                                    412,339   1,268,089
#   Dongil Industries Co., Ltd.                                     16,780   1,154,253
#*  Dongkook Industrial Co., Ltd.                                  288,799     794,484
    Dongkuk Industries Co., Ltd.                                   199,254     718,583

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- -----------
SOUTH KOREA -- (Continued)
*   Dongkuk Steel Mill Co., Ltd.                                   969,675 $10,195,544
    DONGSUNG Corp.                                                  74,042     390,489
#   Dongwha Pharm Co., Ltd.                                         56,231     398,149
#   Dongwon Development Co., Ltd.                                   96,617     338,002
#   Dongwoo Co., Ltd.                                               14,971      56,274
#   Dongyang E&P, Inc.                                              34,089     399,792
#   Doosan Corp.                                                   109,063   9,863,909
#*  Doosan Engine Co., Ltd.                                        112,890     315,090
    Doosan Heavy Industries & Construction Co., Ltd.               502,984  11,916,073
#*  Doosan Infracore Co., Ltd.                                   1,948,868  14,475,008
#   DRB Holding Co., Ltd.                                          123,762   1,192,020
#   DY Corp.                                                       254,662   1,606,566
    e-LITECOM Co., Ltd.                                             87,616     699,226
    E-MART, Inc.                                                   206,528  36,155,159
#   Eagon Industrial, Ltd.                                          58,634     546,822
#   Easy Bio, Inc.                                                  84,313     428,358
#   Elentec Co., Ltd.                                              108,025     534,348
#   Eugene Corp.                                                   666,799   2,706,741
#*  Eugene Investment & Securities Co., Ltd.                     1,101,074   2,569,239
    Eusu Holdings Co., Ltd.                                         55,232     315,685
#   EVERDIGM Corp.                                                  23,542     225,673
#*  FarmStory Co., Ltd.                                            173,788     211,583
#   Fine Technix Co., Ltd.                                         187,057     485,905
    Fursys, Inc.                                                    28,479     791,327
#   Gaon Cable Co., Ltd.                                            25,249     495,884
#*  Global Display Co., Ltd.                                        32,534     122,909
#   GOLFZONYUWONHOLDINGS Co., Ltd.                                  82,736     493,268
#*  GS Engineering & Construction Corp.                            498,408  11,878,778
#*  GS Global Corp.                                                487,468   1,456,546
    GS Holdings Corp.                                              667,396  29,387,242
#   Gwangju Shinsegae Co., Ltd.                                      5,985   1,247,987
#*  Halla Corp.                                                     79,253     285,573
    Halla Holdings Corp.                                            86,205   4,499,733
    Han Kuk Carbon Co., Ltd.                                       133,547     739,210
    Hana Financial Group, Inc.                                   3,032,933  89,928,806
#   Hana Micron, Inc.                                              108,180     564,326
#   Handsome Co., Ltd.                                              86,690   2,321,119
#   Hanil Cement Co., Ltd.                                          56,106   3,609,073
#*  Hanjin Heavy Industries & Construction Co., Ltd.               571,915   1,477,259
*   Hanjin Heavy Industries & Construction Holdings Co., Ltd.      186,144     721,817
#   Hanjin Kal Corp.                                               345,982   4,547,624
#   Hanjin Transportation Co., Ltd.                                131,754   3,228,996
#   Hankuk Glass Industries, Inc.                                   17,640     408,288
#   Hankuk Paper Manufacturing Co., Ltd.                            35,264     961,191
    HanmiGlobal Co., Ltd.                                           13,645     113,915
#*  Hanshin Construction                                            21,509     269,230
#*  Hansol Holdings Co., Ltd.                                      546,256   2,898,274
#*  Hansol HomeDeco Co., Ltd.                                      714,686     990,319
#   Hansol Paper Co., Ltd.                                         144,158   2,538,284
    Hanwha Chemical Corp.                                        1,478,992  33,223,530
    Hanwha Corp.                                                   740,315  22,465,643
#   Hanwha Galleria Timeworld Co., Ltd.                              2,375      69,136
    Hanwha General Insurance Co., Ltd.                             227,089   1,354,025

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- ------------
SOUTH KOREA -- (Continued)
#*  Hanwha Investment & Securities Co., Ltd.                       915,980 $  1,862,770
    Hanwha Life Insurance Co., Ltd.                              2,811,819   15,597,037
#   Hanyang Securities Co., Ltd.                                    92,428      579,632
    Harim Holdings Co., Ltd.                                        92,442      317,075
#   Heung-A Shipping Co., Ltd.                                   1,840,719    2,634,322
#   Hitejinro Holdings Co., Ltd.                                   120,661    1,139,949
#   HMC Investment Securities Co., Ltd.                            251,228    2,162,046
#   HS R&A Co., Ltd.                                                39,358    1,114,620
    Humax Co., Ltd.                                                208,920    2,202,866
#   Huvis Corp.                                                     86,326      599,413
#   Hwa Shin Co., Ltd.                                             203,953    1,199,026
#   Hwacheon Machine Tool Co., Ltd.                                 14,227      635,936
#   Hwangkum Steel & Technology Co., Ltd.                           12,703       95,497
    HwaSung Industrial Co., Ltd.                                    66,400      737,420
#   Hy-Lok Corp.                                                    19,052      324,100
#*  Hyundai BNG Steel Co., Ltd.                                    152,253    1,736,056
    Hyundai Corp.                                                   53,251      998,444
    Hyundai Department Store Co., Ltd.                             169,983   14,062,049
    Hyundai Engineering & Construction Co., Ltd.                   660,913   23,658,041
#   Hyundai Greenfood Co., Ltd.                                     79,567    1,130,644
#*  Hyundai Heavy Industries Co., Ltd.                             420,040   47,901,872
    Hyundai Home Shopping Network Corp.                             21,151    1,977,121
    Hyundai Hy Communications & Networks Co., Ltd.                 312,143    1,051,395
    Hyundai Marine & Fire Insurance Co., Ltd.                       47,249    1,224,566
#*  Hyundai Mipo Dockyard Co., Ltd.                                107,076    5,300,582
    Hyundai Mobis Co., Ltd.                                        352,688   73,371,828
    Hyundai Motor Co.                                            1,674,930  201,641,848
*   Hyundai Rotem Co., Ltd.                                          6,913      112,667
    Hyundai Steel Co.                                            1,164,177   58,381,389
#   Hyundai Wia Corp.                                              194,039   10,799,942
    Ilji Technology Co., Ltd.                                       16,833       95,720
#*  Iljin Display Co., Ltd.                                         54,206      309,101
#   Iljin Electric Co., Ltd.                                       239,091      950,466
#   Ilshin Spinning Co., Ltd.                                       16,997    1,744,225
#   Ilsung Pharmaceuticals Co., Ltd.                                 9,407    1,000,270
    iMarketKorea, Inc.                                              48,922      439,450
    Industrial Bank of Korea                                     2,341,087   25,572,525
*   InnoWireless, Inc.                                               1,805       16,463
*   Interflex Co., Ltd.                                             47,902    1,041,473
#   Intergis Co., Ltd.                                              49,180      146,016
    Interpark Holdings Corp.                                       297,065    1,209,134
    INTOPS Co., Ltd.                                               179,814    1,530,643
    Inzi Controls Co., Ltd.                                         89,540      382,855
#   INZI Display Co., Ltd.                                         244,705      472,176
#   ISU Chemical Co., Ltd.                                         102,929    1,400,507
#   IsuPetasys Co., Ltd.                                           248,937    1,081,077
#   Jahwa Electronics Co., Ltd.                                     82,806    1,371,311
#   JB Financial Group Co., Ltd.                                   919,475    4,433,051
#   Kangnam Jevisco Co., Ltd.                                       35,061    1,093,033
#   KB Capital Co., Ltd.                                           106,850    2,235,832
    KB Financial Group, Inc.                                     1,274,330   51,566,193
*   KB Financial Group, Inc. ADR                                 2,972,110  120,667,666
    KB Insurance Co., Ltd.                                         423,055    8,965,412

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- -----------
SOUTH KOREA -- (Continued)
    KC Green Holdings Co., Ltd.                                      3,401 $    22,184
    KCC Corp.                                                       54,579  16,317,103
#*  KEC Corp.                                                      432,094     361,446
#   Keyang Electric Machinery Co., Ltd.                            183,876     806,591
#   KG Chemical Corp.                                               67,121     812,400
#   KG Eco Technology Service Co., Ltd.                            242,935     719,855
#   KH Vatec Co., Ltd.                                             153,792   1,728,372
#   Kia Motors Corp.                                             3,009,177  94,315,682
#   KISCO Corp.                                                     55,511   1,709,107
#   KISCO Holdings Co., Ltd.                                        11,776     608,057
#   Kishin Corp.                                                   107,298     431,558
    KISWIRE, Ltd.                                                   89,965   3,116,856
#*  KleanNara Co., Ltd.                                             56,308     283,115
*   KMH Co., Ltd.                                                   22,614     153,129
    Kolon Corp.                                                     22,545   1,079,580
    Kolon Global Corp.                                               8,693      98,492
#   Kolon Industries, Inc.                                         237,409  15,173,057
    Komelon Corp.                                                   25,121     246,499
#   Kook Soon Dang Brewery Co., Ltd.                               112,565     682,892
#   Korea Alcohol Industrial Co., Ltd.                              37,314     256,111
#   Korea Circuit Co., Ltd.                                        151,297   1,776,027
    Korea Electric Terminal Co., Ltd.                                6,821     422,812
    Korea Export Packaging Industrial Co., Ltd.                      5,290      85,214
#*  Korea Flange Co., Ltd.                                          67,906     773,443
    Korea Investment Holdings Co., Ltd.                            431,652  17,312,249
#*  Korea Line Corp.                                                73,751   1,158,523
*   Korean Air Lines Co., Ltd.                                     158,160   3,594,898
#   Korean Reinsurance Co.                                         861,721   8,052,521
#   Kortek Corp.                                                   106,667   1,304,475
#   KPX Chemical Co., Ltd.                                          15,262     827,184
    KSS LINE, Ltd.                                                  65,796     495,494
#*  KTB Investment & Securities Co., Ltd.                          603,902   1,649,454
    KTCS Corp.                                                     152,180     335,707
    Ktis Corp.                                                       4,595      13,857
#   Kukdo Chemical Co., Ltd.                                        55,857   2,511,193
    Kukdong Oil & Chemicals Co., Ltd.                                5,622      15,813
#*  Kumho Electric Co., Ltd.                                        44,161     396,491
    Kumkang Kind Co., Ltd.                                           6,030     196,071
#   Kwangju Bank                                                   158,990   1,447,418
#*  Kyeryong Construction Industrial Co., Ltd.                      38,242     434,772
#   Kyobo Securities Co., Ltd.                                     226,001   1,588,900
#   Kyung-In Synthetic Corp.                                        27,261     115,365
#   Kyungbang, Ltd.                                                125,420   1,549,039
#   Kyungchang Industrial Co., Ltd.                                 28,508     120,257
#   LEADCORP, Inc. (The)                                            95,855     547,427
    LF Corp.                                                       215,848   3,979,009
    LG Corp.                                                       971,034  49,543,834
    LG Display Co., Ltd.                                         1,493,377  39,397,797
*   LG Display Co., Ltd. ADR                                     4,048,932  54,579,603
#   LG Electronics, Inc.                                         1,692,217  80,871,004
    LG Hausys, Ltd.                                                 39,068   3,280,523
    LG International Corp.                                         233,369   6,493,830
    LG Uplus Corp.                                               2,100,307  20,630,083

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
SOUTH KOREA -- (Continued)
#   LMS Co., Ltd.                                                   14,112 $    107,351
#   Lotte Chilsung Beverage Co., Ltd.                                6,758    8,435,338
#   Lotte Confectionery Co., Ltd.                                   16,259    2,857,765
#   LOTTE Fine Chemical Co., Ltd.                                   77,650    2,050,806
    Lotte Food Co., Ltd.                                             1,711      926,424
    LOTTE Himart Co., Ltd.                                         113,425    4,096,587
#*  Lotte Non-Life Insurance Co., Ltd.                             317,465      661,022
#   Lotte Shopping Co., Ltd.                                       123,317   23,995,595
    LS Corp.                                                       162,978    8,809,938
#*  Lumens Co., Ltd.                                               266,090      887,119
    MegaStudy Co., Ltd.                                              6,769      201,414
    MegaStudyEdu Co., Ltd.                                           2,475      102,940
    Meritz Financial Group, Inc.                                    57,536      542,785
    Meritz Fire & Marine Insurance Co., Ltd.                        13,535      175,349
#   Meritz Securities Co., Ltd.                                  1,053,135    3,275,036
    Mi Chang Oil Industrial Co., Ltd.                                5,424      434,198
    Mirae Asset Daewoo Co., Ltd.                                 3,741,555   28,387,550
    Mirae Asset Life Insurance Co., Ltd.                           129,367      659,007
#   MK Electron Co., Ltd.                                          200,907    1,787,012
#*  MNTech Co., Ltd.                                                90,418      502,654
    Mobase Co., Ltd.                                                20,711      185,499
#   Moorim P&P Co., Ltd.                                           398,301    1,352,745
#*  Moorim Paper Co., Ltd.                                         210,130      488,390
#   Motonic Corp.                                                   77,783      610,879
    Namyang Dairy Products Co., Ltd.                                 3,223    2,030,338
#*  Neowiz Games Corp.                                              44,731      411,871
#   NEOWIZ HOLDINGS Corp.                                           76,012    1,053,571
#   Nexen Corp.                                                    193,661    1,338,769
#   NH Investment & Securities Co., Ltd.                         1,503,046   14,795,181
#*  NHN Entertainment Corp.                                         28,547    1,301,939
#   Nong Shim Holdings Co., Ltd.                                    21,912    2,054,396
    NongShim Co., Ltd.                                               8,280    2,267,786
    NOROO Paint & Coatings Co., Ltd.                                58,015      401,474
#   NPC                                                            116,690      650,831
#*  OCI Co., Ltd.                                                  160,913   11,901,463
    Opto Device Technology Co., Ltd.                                26,621      204,751
*   Paik Kwang Industrial Co., Ltd.                                 23,328       43,217
#*  Pan Ocean Co., Ltd.                                          1,066,999    3,532,413
    Pang Rim Co., Ltd.                                               3,201       60,948
#*  PaperCorea, Inc.                                               340,867      168,827
    Poongsan Corp.                                                 350,209   13,122,332
#   Poongsan Holdings Corp.                                         57,917    2,404,923
#   POSCO                                                          516,089  120,622,944
    POSCO Sponsored ADR                                          1,422,138   82,313,347
    POSCO Coated & Color Steel Co., Ltd.                            11,852      293,455
    Posco Daewoo Corp.                                             174,399    3,826,761
#*  Power Logics Co., Ltd.                                         285,879    1,088,690
#   Pyeong Hwa Automotive Co., Ltd.                                112,027    1,300,661
#   RFTech Co., Ltd.                                               107,861      564,275
    S&T Dynamics Co., Ltd.                                         357,455    2,764,716
#   S&T Holdings Co., Ltd.                                         108,502    1,573,530
#   S&T Motiv Co., Ltd.                                             36,666    1,436,533
    S-Energy Co., Ltd.                                              28,801      200,605

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
SOUTH KOREA -- (Continued)
#*  Sajo Industries Co., Ltd.                                       21,897 $  1,236,798
    Sam Young Electronics Co., Ltd.                                167,169    1,689,689
#   Sambo Motors Co., Ltd.                                          12,259       60,817
    Samho Development Co., Ltd.                                      4,638       13,630
#   SAMHWA Paints Industrial Co., Ltd.                              43,231      316,293
#   Samick Musical Instruments Co., Ltd.                           253,846      520,601
#*  Samji Electronics Co., Ltd.                                     10,273       72,951
#   Samjin LND Co., Ltd.                                            92,054      228,629
    Samkee Automotive Co., Ltd.                                     14,490       37,857
    Sammok S-Form Co., Ltd.                                         31,379      380,551
    Samsung Card Co., Ltd.                                         157,482    5,322,905
#   Samsung Electro-Mechanics Co., Ltd.                            631,083   30,820,411
#*  Samsung Heavy Industries Co., Ltd.                           2,281,752   20,436,435
    Samsung Life Insurance Co., Ltd.                               456,074   43,577,555
#   Samsung SDI Co., Ltd.                                          413,857   41,127,789
#   Samsung Securities Co., Ltd.                                   379,206   10,587,912
    Samyang Corp.                                                   13,803    1,138,851
    Samyang Holdings Corp.                                          40,400    3,565,857
    Samyang Tongsang Co., Ltd.                                      16,779      736,394
#*  Samyoung Chemical Co., Ltd.                                    258,455      360,915
#   SAVEZONE I&C Corp.                                              85,063      372,677
#   SBS Media Holdings Co., Ltd.                                   448,799    1,021,789
#   Seah Besteel Corp.                                             210,250    4,505,086
#   SeAH Holdings Corp.                                             12,963    1,439,917
#   SeAH Steel Corp.                                                47,195    4,395,480
#   Sebang Co., Ltd.                                               142,867    1,813,737
    Sebang Global Battery Co., Ltd.                                 75,391    2,247,471
#   Sejong Industrial Co., Ltd.                                    164,066    1,409,180
#   Sejoong Co., Ltd.                                               23,733       84,108
#*  Seohee Construction Co., Ltd.                                1,238,365    1,404,923
    Seoyon Co., Ltd.                                                79,943      759,134
    Sewon Precision Industry Co., Ltd.                               3,019       46,233
#*  SFA Semicon Co, Ltd.                                            56,493      127,828
#*  SG Corp.                                                        59,208       61,317
#*  SG&G Corp.                                                      96,675      303,292
    Shinhan Financial Group Co., Ltd.                            3,471,025  137,182,773
*   Shinhan Financial Group Co., Ltd. ADR                        1,512,950   59,822,042
#   Shinsegae Information & Communication Co., Ltd.                 13,644      824,322
#   Shinsegae, Inc.                                                107,142   16,224,250
#*  Shinsung Tongsang Co., Ltd.                                    870,965      928,109
*   Shinwha Intertek Corp.                                          15,028       54,220
#*  Shinwon Corp.                                                   82,700      117,329
#   Shinyoung Securities Co., Ltd.                                  38,595    1,742,407
#*  Signetics Corp.                                                784,046    1,029,483
#   Silla Co., Ltd.                                                 64,953      890,908
#*  SIMMTECH HOLDINGS Co., Ltd.                                      3,959       10,976
    SIMPAC, Inc.                                                    43,268      170,443
#   Sindoh Co., Ltd.                                                51,243    2,283,113
    SJM Co., Ltd.                                                   11,075       57,963
#   SK Chemicals Co., Ltd.                                         148,155    7,575,037
    SK Gas, Ltd.                                                    57,310    5,325,190
    SK Holdings Co., Ltd.                                           58,284   10,859,716
    SK Innovation Co., Ltd.                                        850,028  115,153,194

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
SOUTH KOREA -- (Continued)
    SK Networks Co., Ltd.                                        1,515,644 $ 8,632,822
#*  SK Securities Co., Ltd.                                      2,856,758   2,744,734
#   SKC Co., Ltd.                                                  263,544   7,049,809
    SL Corp.                                                       217,240   4,361,766
*   Ssangyong Cement Industrial Co., Ltd.                          310,651   3,798,692
#   Sun Kwang Co., Ltd.                                             22,535     353,261
#   Sunchang Corp.                                                  42,327     377,465
#   Sung Kwang Bend Co., Ltd.                                      117,826   1,095,609
#   Sungchang Enterprise Holdings, Ltd.                            326,002     868,517
#*  Sungshin Cement Co., Ltd.                                      252,938   1,496,271
#   Sungwoo Hitech Co., Ltd.                                       510,792   3,259,713
#   Tae Kyung Industrial Co., Ltd.                                 120,772     486,612
    Taekwang Industrial Co., Ltd.                                    5,092   4,358,920
#*  Taewoong Co., Ltd.                                              92,448   1,771,584
#*  Taeyoung Engineering & Construction Co., Ltd.                  608,502   2,745,385
#*  TBH Global Co., Ltd.                                           129,444   1,025,224
#*  TK Chemical Corp.                                              680,334   1,114,605
    TK Corp.                                                        66,058     548,734
*   Tong Kook Corp.                                                    607          --
#   Tong Yang Moolsan Co., Ltd.                                    435,710   1,350,981
#*  Tongyang Cement & Energy Corp.                                  58,695     156,479
    Tongyang Life Insurance Co., Ltd.                              446,880   4,071,308
#   Top Engineering Co., Ltd.                                      104,589     626,140
#   Tovis Co., Ltd.                                                 98,652     692,325
#   TS Corp.                                                        74,861   1,478,879
#   Ubiquoss, Inc.                                                  97,259     982,263
    Uju Electronics Co., Ltd.                                       51,754     786,601
#   Unid Co., Ltd.                                                  69,194   2,653,566
#   Uniquest Corp.                                                  20,797     118,212
    Visang Education, Inc.                                          14,685     210,077
#   WillBes & Co. (The)                                            760,995   2,224,550
#   Wiscom Co., Ltd.                                                32,980     118,979
#*  Woongjin Co., Ltd.                                             243,455     520,629
*   Wooree ETI Co., Ltd.                                            39,563      59,479
    Woori Bank                                                   2,388,988  26,968,819
*   Woori Bank Sponsored ADR                                         7,135     243,803
#   WooSung Feed Co., Ltd.                                         226,244     644,119
    Y G-1 Co., Ltd.                                                 42,021     334,663
    YESCO Co., Ltd.                                                 31,988   1,001,901
#   Yoosung Enterprise Co., Ltd.                                   185,063     692,448
#   YooSung T&S Co., Ltd.                                          160,223     863,255
    Youlchon Chemical Co., Ltd.                                    143,089   1,674,910
#   Young Poong Corp.                                                3,849   3,627,493
*   Young Poong Mining & Construction Corp.                         18,030          --
    Young Poong Precision Corp.                                    126,084     974,574
#   Youngone Corp.                                                  21,524     494,198
    Youngone Holdings Co., Ltd.                                      6,074     299,842
#*  Yuanta Securities Korea Co., Ltd.                              476,080   1,386,326
    YuHwa Securities Co., Ltd.                                      28,274     364,358
#   Zeus Co., Ltd.                                                  46,785     736,365

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                   SHARES      VALUE++
                                                                 ---------- --------------
SOUTH KOREA -- (Continued)
*   Zinus, Inc.                                                       1,866 $      374,934
                                                                            --------------
TOTAL SOUTH KOREA                                                            2,590,851,412
                                                                            --------------
TAIWAN -- (15.5%)
#   Ability Enterprise Co., Ltd.                                  2,551,330      1,381,401
    AcBel Polytech, Inc.                                            266,000        200,736
#   Acer, Inc.                                                   34,593,109     15,974,497
#   ACES Electronic Co., Ltd.                                     1,289,000      1,027,279
#   Achem Technology Corp.                                        3,395,318      1,248,933
    Acter Co., Ltd.                                                   4,000         11,943
#*  Advanced Connectek, Inc.                                      1,938,000        547,780
    Advanced International Multitech Co., Ltd.                      256,000        212,748
    Advanced Optoelectronic Technology, Inc.                         47,000         34,028
#*  AGV Products Corp.                                            6,395,211      1,504,397
#   AimCore Technology Co., Ltd.                                    785,797        584,438
#   Alcor Micro Corp.                                               522,000        308,228
#   Allis Electric Co., Ltd.                                      1,250,000        396,509
#   Alpha Networks, Inc.                                          4,590,313      2,919,458
#   Altek Corp.                                                   3,767,365      2,931,761
#   Ambassador Hotel (The)                                        1,217,000        911,018
#   AMPOC Far-East Co., Ltd.                                      1,402,000      1,219,109
#   AmTRAN Technology Co., Ltd.                                  10,964,956      7,885,352
    Apacer Technology, Inc.                                         229,210        237,238
#*  APCB, Inc.                                                    2,232,000      1,936,557
#   Apex International Co., Ltd.                                    219,000        215,011
    Apex Science & Engineering                                      211,536         55,028
#   Arcadyan Technology Corp.                                     1,391,675      2,728,785
    Ardentec Corp.                                                5,512,058      4,109,545
*   Arima Communications Corp.                                       86,000         14,087
    Asia Cement Corp.                                            25,289,589     21,679,462
#*  Asia Optical Co., Inc.                                        3,971,290      5,092,359
*   Asia Pacific Telecom Co., Ltd.                                1,846,000        598,571
#   Asia Plastic Recycling Holding, Ltd.                            935,585        520,155
#   Asia Polymer Corp.                                            5,163,607      3,195,062
#   Asia Vital Components Co., Ltd.                               4,281,984      3,385,475
    Asustek Computer, Inc.                                        1,723,000     15,058,881
#   AU Optronics Corp.                                           65,843,812     27,264,379
    AU Optronics Corp. Sponsored ADR                              9,323,617     39,065,955
    Audix Corp.                                                   1,436,332      1,622,005
#   Avermedia Technologies                                        2,505,000        839,701
#*  Avision, Inc.                                                 1,540,555        338,833
#   AVY Precision Technology, Inc.                                  450,680        687,633
#   Bank of Kaohsiung Co., Ltd.                                   6,299,617      1,862,288
#   BenQ Materials Corp.                                            892,000        408,530
#   BES Engineering Corp.                                        20,381,443      4,059,911
#*  Biostar Microtech International Corp.                         2,398,055        670,210
#   Bright Led Electronics Corp.                                  1,691,000        651,515
#*  C Sun Manufacturing, Ltd.                                     2,417,837      1,479,420
#*  Cameo Communications, Inc.                                    2,551,197        517,158
#   Capital Securities Corp.                                     26,851,447      7,717,312
    Career Technology MFG. Co., Ltd.                              3,167,000      1,790,840
#*  Carnival Industrial Corp.                                     4,943,000        823,943
#   Casetek Holdings, Ltd.                                          571,000      1,756,182

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                   SHARES      VALUE++
                                                                 ----------- -----------
TAIWAN -- (Continued)
#   Cathay Chemical Works                                            812,000 $   388,056
    Cathay Financial Holding Co., Ltd.                            20,548,000  31,292,121
    Cathay Real Estate Development Co., Ltd.                       9,847,694   5,867,934
    Celxpert Energy Corp.                                            262,000     152,182
#   Central Reinsurance Co., Ltd.                                  1,626,016     762,541
#   ChainQui Construction Development Co., Ltd.                    1,248,173     683,450
#*  Champion Building Materials Co., Ltd.                          6,205,828   1,398,585
#   Chang Hwa Commercial Bank, Ltd.                               89,712,937  49,817,806
    Chang Wah Electromaterials, Inc.                                  46,800     192,958
    Channel Well Technology Co., Ltd.                                363,000     327,292
#   Charoen Pokphand Enterprise                                    2,891,825   4,307,720
    CHC Healthcare Group                                              26,000      35,043
#   Cheng Loong Corp.                                             13,801,659   6,348,354
#   Cheng Uei Precision Industry Co., Ltd.                         6,662,635   7,783,627
    Chenming Mold Industry Corp.                                     148,000      81,195
#   Chia Chang Co., Ltd.                                           1,615,000   1,347,791
#   Chia Hsin Cement Corp.                                         6,869,191   2,108,787
#   Chien Kuo Construction Co., Ltd.                               4,407,247   1,194,350
#   Chimei Materials Technology Corp.                              2,619,000   1,147,800
    Chin-Poon Industrial Co., Ltd.                                 1,479,815   2,938,845
    China Airlines, Ltd.                                          47,644,353  14,311,547
#   China Bills Finance Corp.                                        867,000     364,027
#   China Chemical & Pharmaceutical Co., Ltd.                      4,137,264   2,389,067
#   China Development Financial Holding Corp.                    153,898,734  39,336,877
#*  China Electric Manufacturing Corp.                             3,962,200     971,515
#   China General Plastics Corp.                                   5,372,370   4,146,096
    China Glaze Co., Ltd.                                          1,954,799     793,908
    China Life Insurance Co., Ltd.                                23,134,959  22,641,669
#   China Man-Made Fiber Corp.                                    13,030,303   3,716,993
#   China Metal Products                                           4,216,969   4,237,234
#   China Motor Corp.                                              6,644,749   6,074,767
#*  China Petrochemical Development Corp.                         27,675,397   9,938,372
#   China Steel Corp.                                             55,468,320  44,910,732
#   China Steel Structure Co., Ltd.                                1,435,219     982,763
    China Synthetic Rubber Corp.                                   8,631,794   7,856,873
*   China United Trust & Investment Corp.                            493,999          --
#   China Wire & Cable Co., Ltd.                                   1,580,600   1,151,113
#   Chinese Maritime Transport, Ltd.                               1,309,270   1,170,823
    Chipbond Technology Corp.                                      4,984,000   7,222,246
#   ChipMOS TECHNOLOGIES, Inc.                                       537,229     424,823
    Chong Hong Construction Co., Ltd.                                121,000     251,023
#   Chun YU Works & Co., Ltd.                                      3,273,000   1,408,743
#   Chun Yuan Steel                                                6,542,287   2,497,299
*   Chung Hung Steel Corp.                                         4,954,046   1,693,069
#   Chung Hwa Pulp Corp.                                           6,040,353   1,909,438
*   Chung Shing Textile Co., Ltd.                                        600          --
    Chung-Hsin Electric & Machinery Manufacturing Corp.            5,954,250   3,967,626
*   Chunghwa Picture Tubes, Ltd.                                  51,746,412   2,355,223
#   Clevo Co.                                                      1,069,000     941,403
#*  CMC Magnetics Corp.                                           39,457,621   4,479,280
#   CoAsia Microelectronics Corp.                                    421,797     189,688
#   Coland Holdings, Ltd.                                             92,000     144,011
#   Collins Co., Ltd.                                              2,011,224     690,028

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
TAIWAN -- (Continued)
#   Compal Electronics, Inc.                                     72,346,332 $43,650,358
#   Compeq Manufacturing Co., Ltd.                               19,439,000  10,347,145
*   Compex International Co., Ltd.                                   46,400          --
    Concord Securities Co., Ltd.                                  1,769,000     355,681
#   Continental Holdings Corp.                                    7,203,540   2,436,435
    Coretronic Corp.                                              6,522,800   7,137,084
#   Coxon Precise Industrial Co., Ltd.                            2,059,000   2,023,874
#   Creative Sensor, Inc.                                           441,000     331,085
#   CSBC Corp. Taiwan                                             6,395,654   2,830,931
    CTBC Financial Holding Co., Ltd.                             66,028,073  37,610,489
#   CyberTAN Technology, Inc.                                       464,000     283,795
#   D-Link Corp.                                                 10,842,552   3,604,987
#   DA CIN Construction Co., Ltd.                                 2,461,579   1,521,613
    Da-Li Development Co., Ltd.                                      58,575      37,015
*   Danen Technology Corp.                                          816,000     188,368
#   Darfon Electronics Corp.                                      4,636,950   2,977,247
    Darwin Precisions Corp.                                       6,140,635   2,511,977
#   Delpha Construction Co., Ltd.                                 1,741,016     735,759
    Depo Auto Parts Ind Co., Ltd.                                    61,000     162,589
*   Der Pao Construction Co., Ltd.                                2,158,544          --
    Dimerco Express Corp.                                            68,000      47,617
#*  Dynamic Electronics Co., Ltd.                                 4,422,324   1,247,129
    Dynapack International Technology Corp.                         310,000     364,931
#   E Ink Holdings, Inc.                                          8,262,000   6,535,368
*   E-Ton Solar Tech Co., Ltd.                                    3,546,443   1,110,277
    E.Sun Financial Holding Co., Ltd.                            82,512,960  48,740,663
#   Edimax Technology Co., Ltd.                                   3,213,902   1,078,795
#   Edison Opto Corp.                                             1,362,000     623,114
    Edom Technology Co., Ltd.                                       515,046     272,397
#   Elite Semiconductor Memory Technology, Inc.                     576,000     615,016
#   Elitegroup Computer Systems Co., Ltd.                         5,658,395   3,399,068
    Emerging Display Technologies Corp.                              45,000      14,747
    ENG Electric Co., Ltd.                                        1,392,344     760,045
#   EnTie Commercial Bank Co., Ltd.                               2,271,232     983,017
*   Episil Holdings, Inc.                                           488,000     153,764
#*  Epistar Corp.                                                13,589,869  10,250,493
    Eson Precision Ind. Co., Ltd.                                   119,000     148,828
    Eternal Materials Co., Ltd.                                   1,679,292   1,820,509
*   Etron Technology, Inc.                                          643,000     254,436
    Eva Airways Corp.                                            14,748,548   7,123,003
*   Ever Fortune Industrial Co., Ltd.                               409,000          --
#   Everest Textile Co., Ltd.                                     3,398,002   1,846,807
    Evergreen International Storage & Transport Corp.             9,327,000   4,379,530
*   Evergreen Marine Corp. Taiwan, Ltd.                          23,021,607   9,521,803
    Everlight Chemical Industrial Corp.                             186,950     119,927
#   Everlight Electronics Co., Ltd.                               1,793,000   2,804,970
#   Excelsior Medical Co., Ltd.                                   1,372,726   1,976,136
    EZconn Corp.                                                     21,000      30,492
#   Far Eastern Department Stores, Ltd.                           8,611,445   4,455,988
    Far Eastern International Bank                               29,351,994   8,605,164
    Far Eastern New Century Corp.                                10,759,528   8,967,367
#*  Farglory F T Z Investment Holding Co., Ltd.                   1,258,000     610,090
#   Farglory Land Development Co., Ltd.                           2,512,264   2,976,301

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                   SHARES      VALUE++
                                                                 ----------- ------------
TAIWAN -- (Continued)
    Federal Corp.                                                  7,769,160 $  4,147,459
    Feedback Technology Corp.                                         34,000       57,487
    Feng Hsin Steel Co., Ltd.                                        209,000      319,618
*   First Copper Technology Co., Ltd.                              2,939,750      728,326
#   First Financial Holding Co., Ltd.                            144,043,234   80,382,820
#   First Hotel                                                    1,594,590      847,220
#*  First Insurance Co., Ltd. (The)                                3,968,064    1,661,109
#*  First Steamship Co., Ltd.                                      5,797,173    1,372,741
#   FocalTech Systems Co., Ltd.                                      832,000      964,324
#   Formosa Advanced Technologies Co., Ltd.                        2,188,000    1,622,238
    Formosa Oilseed Processing Co., Ltd.                             280,977      432,531
    Formosa Taffeta Co., Ltd.                                      9,476,511    9,124,927
#   Formosan Rubber Group, Inc.                                    7,198,505    3,644,413
#   Formosan Union Chemical                                        3,064,034    1,664,106
#   Fortune Electric Co., Ltd.                                       409,000      235,788
#   Founding Construction & Development Co., Ltd.                  3,466,418    1,760,747
    Foxconn Technology Co., Ltd.                                   7,433,142   20,978,936
#   Foxlink Image Technology Co., Ltd.                             1,568,000      804,431
#*  Froch Enterprise Co., Ltd.                                     2,358,734      780,057
#   FSP Technology, Inc.                                           1,976,292    1,507,302
#   Fubon Financial Holding Co., Ltd.                             92,306,471  150,021,108
    Fulgent Sun International Holding Co., Ltd.                       41,922       83,134
#   Fullerton Technology Co., Ltd.                                 1,517,200    1,164,357
#   Fulltech Fiber Glass Corp.                                     5,152,690    2,397,543
#   Fwusow Industry Co., Ltd.                                      2,813,980    1,419,739
#   G Shank Enterprise Co., Ltd.                                   2,144,902    1,795,604
#   Gallant Precision Machining Co., Ltd.                            858,000      608,986
    Gemtek Technology Corp.                                        5,487,962    4,282,899
#*  Genesis Photonics, Inc.                                        3,437,810      340,791
#*  Genius Electronic Optical Co., Ltd.                              843,000    4,844,614
    Getac Technology Corp.                                         5,546,065    8,279,637
#   Giantplus Technology Co., Ltd.                                 3,199,100    1,819,748
#   Gigabyte Technology Co., Ltd.                                  8,609,287   11,283,471
#*  Gigastorage Corp.                                              4,448,600    3,386,801
#*  Gintech Energy Corp.                                           7,122,453    4,690,338
#*  Global Brands Manufacture, Ltd.                                4,540,951    1,743,865
#   Global Lighting Technologies, Inc.                               677,000    1,327,598
    Global Mixed Mode Technology, Inc.                                34,000       74,698
    Globe Union Industrial Corp.                                   3,046,625    1,570,028
#   Gloria Material Technology Corp.                               6,874,116    4,610,679
#*  Gold Circuit Electronics, Ltd.                                 7,433,965    2,490,921
#   Goldsun Building Materials Co., Ltd.                          20,097,261    4,753,568
#   Good Will Instrument Co., Ltd.                                   552,746      351,406
    Grand Ocean Retail Group, Ltd.                                   154,000      120,202
    Grand Pacific Petrochemical                                   14,804,000    9,646,573
#   Great China Metal Industry                                       902,000      715,091
#   Great Wall Enterprise Co., Ltd.                                6,865,597    6,325,391
#*  Green Energy Technology, Inc.                                  3,606,880    1,973,573
#*  GTM Holdings Corp.                                             1,918,000    1,057,981
#   Hannstar Board Corp.                                           4,712,635    2,621,325
#*  HannStar Display Corp.                                        40,927,435   10,778,021
*   HannsTouch Solution, Inc.                                      2,284,481      758,271
#*  Harvatek Corp.                                                 2,874,553    1,013,426

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                   SHARES      VALUE++
                                                                 ----------- -----------
TAIWAN -- (Continued)
*   Helix Technology, Inc.                                            29,585 $        --
#   Hey Song Corp.                                                 2,920,500   3,009,929
#   Hiroca Holdings, Ltd.                                            147,000     426,427
*   HiTi Digital, Inc.                                               127,000      49,175
#   Hitron Technology, Inc.                                        1,925,885   1,229,983
#*  Ho Tung Chemical Corp.                                        11,315,474   3,082,907
#   Hocheng Corp.                                                  4,548,300   1,408,924
    Hold-Key Electric Wire & Cable Co., Ltd.                         118,124      31,735
    Holy Stone Enterprise Co., Ltd.                                3,202,650   3,311,486
    Hon Hai Precision Industry Co., Ltd.                          25,856,240  69,340,690
    Hong TAI Electric Industrial                                   3,336,000     969,801
    Hong YI Fiber Industry Co.                                       194,000     127,995
#*  Horizon Securities Co., Ltd.                                   5,860,000   1,207,774
#   Hsin Kuang Steel Co., Ltd.                                     3,124,124   2,250,866
#   Hsing TA Cement Co.                                            1,864,782     598,293
#*  HTC Corp.                                                      6,559,000  16,714,639
#*  HUA ENG Wire & Cable Co., Ltd.                                 6,726,035   1,922,863
    Hua Nan Financial Holdings Co., Ltd.                          59,307,965  31,191,638
#   Huaku Development Co., Ltd.                                    1,194,000   2,342,255
*   Hualon Corp.                                                     257,040          --
#   Huang Hsiang Construction Corp.                                  752,000     926,091
#   Hung Ching Development & Construction Co., Ltd.                1,906,468   1,310,759
#   Hung Poo Real Estate Development Corp.                         3,669,655   3,014,565
#   Hung Sheng Construction, Ltd.                                  6,339,892   3,910,154
#   Huxen Corp.                                                      275,281     354,986
#*  Hwacom Systems, Inc.                                             333,000     127,714
#*  I-Chiun Precision Industry Co., Ltd.                           2,708,000     784,456
#*  Ichia Technologies, Inc.                                       1,752,260     907,404
    Ideal Bike Corp.                                                  80,271      29,622
#   Infortrend Technology, Inc.                                    1,042,000     530,153
#   Innolux Corp.                                                150,377,544  63,702,227
#   Inpaq Technology Co., Ltd.                                       315,000     207,382
    Inventec Corp.                                                27,710,277  20,840,829
#   ITE Technology, Inc.                                           1,861,479   1,763,782
    ITEQ Corp.                                                       236,000     314,964
#   Jarllytec Co., Ltd.                                              172,000     357,770
    Jentech Precision Industrial Co., Ltd.                            72,000     113,720
#   Jess-Link Products Co., Ltd.                                   1,183,000   1,131,858
    Jih Sun Financial Holdings Co., Ltd.                           7,657,814   1,659,486
#   Jinli Group Holdings, Ltd.                                       464,200     513,581
#   K Laser Technology, Inc.                                       1,672,601     896,970
#   Kang Na Hsiung Enterprise Co., Ltd.                            1,687,078     592,815
#   Kaulin Manufacturing Co., Ltd.                                 2,503,656   1,298,608
    KEE TAI Properties Co., Ltd.                                   1,968,000     576,548
#   Kenmec Mechanical Engineering Co., Ltd.                        1,875,000     637,737
#   Kindom Construction Corp.                                      5,086,000   3,175,319
    King Yuan Electronics Co., Ltd.                               15,245,805  13,166,203
    King's Town Bank Co., Ltd.                                    11,404,012  10,434,579
*   King's Town Construction Co., Ltd.                               146,380     103,439
#*  Kinko Optical Co., Ltd.                                        1,853,000   1,241,774
#   Kinpo Electronics                                             19,633,375   7,881,069
    Kinsus Interconnect Technology Corp.                           1,406,000   3,237,070
#   KS Terminals, Inc.                                               747,880     980,648

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                   SHARES      VALUE++
                                                                 ----------- -----------
TAIWAN -- (Continued)
#*  Kung Sing Engineering Corp.                                    3,301,000 $ 1,064,111
#   Kuo Toong International Co., Ltd.                              1,048,160     666,560
#   Kuoyang Construction Co., Ltd.                                 7,271,840   2,800,032
#   Kwong Fong Industries Corp.                                    2,005,611   1,693,702
#   KYE Systems Corp.                                              4,361,909   1,225,089
#   L&K Engineering Co., Ltd.                                      2,064,000   2,318,483
#   LAN FA Textile                                                 3,125,713     877,149
#   LCY Chemical Corp.                                             1,070,000   1,513,567
#   Leader Electronics, Inc.                                       1,966,056     653,607
#   Lealea Enterprise Co., Ltd.                                   11,987,941   3,241,194
#   Ledtech Electronics Corp.                                        660,000     294,801
#   LEE CHI Enterprises Co., Ltd.                                  3,367,900   1,118,041
    Lelon Electronics Corp.                                           94,620     120,121
#   Leofoo Development Co., Ltd.                                   4,911,908   1,274,991
#*  LES Enphants Co., Ltd.                                           877,000     306,460
#   Lextar Electronics Corp.                                       5,656,000   2,488,722
#*  Li Peng Enterprise Co., Ltd.                                   9,168,381   2,500,407
#   Lien Hwa Industrial Corp.                                      8,495,147   6,352,256
#   Lingsen Precision Industries, Ltd.                             6,447,480   2,426,232
#   Lite-On Semiconductor Corp.                                    3,397,729   3,166,441
    Lite-On Technology Corp.                                      29,285,738  44,234,545
#   Long Chen Paper Co., Ltd.                                     10,448,235   8,218,479
#   Longwell Co.                                                   1,556,000   1,384,893
#   Lotes Co., Ltd.                                                  749,000   2,419,245
#   Lucky Cement Corp.                                             3,294,000     963,773
#   LuxNet Corp.                                                     382,000     422,843
*   Macronix International                                        53,095,913  11,839,398
#   Marketech International Corp.                                  1,965,000   1,879,347
#   Masterlink Securities Corp.                                   17,813,489   4,836,082
#*  Mayer Steel Pipe Corp.                                         2,379,456   1,033,232
#   Maywufa Co., Ltd.                                                252,070     112,595
    Mega Financial Holding Co., Ltd.                             129,885,796  96,828,175
*   Megamedia Corp.                                                      782          --
#   Meiloon Industrial Co.                                         1,319,084     724,562
    Mercuries & Associates Holding, Ltd.                           2,342,333   1,721,458
#*  Mercuries Life Insurance Co., Ltd.                             5,791,445   3,201,333
    Micro-Star International Co., Ltd.                               171,985     417,265
    MIN AIK Technology Co., Ltd.                                     732,000     796,993
#   Mitac Holdings Corp.                                           9,144,754  10,105,137
*   Mosel Vitelic, Inc.                                            1,531,506     144,227
#*  Motech Industries, Inc.                                        4,506,000   4,293,713
#   Nan Ren Lake Leisure Amusement Co., Ltd.                       1,652,000     439,256
#   Nan Ya Printed Circuit Board Corp.                             3,428,000   2,726,095
#   Nantex Industry Co., Ltd.                                      1,703,134   1,232,794
#*  Neo Solar Power Corp.                                          5,692,056   2,901,463
    New Asia Construction & Development Corp.                      1,810,304     422,729
    New Era Electronics Co., Ltd.                                    203,000     142,685
#*  Newmax Technology Co., Ltd.                                      173,000     122,686
    Nien Hsing Textile Co., Ltd.                                   4,407,721   3,458,190
#   Nishoku Technology, Inc.                                         318,000     732,469
*   O-TA Precision Industry Co., Ltd.                                 24,000       9,931
#*  Ocean Plastics Co., Ltd.                                         178,000     148,196
*   Optimax Technology Corp.                                         499,597      67,039

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                   SHARES      VALUE++
                                                                 ----------- -----------
TAIWAN -- (Continued)
#   OptoTech Corp.                                                 8,601,000 $ 3,882,667
*   Orient Semiconductor Electronics, Ltd.                           544,000     197,751
#   Oriental Union Chemical Corp.                                    181,000     160,361
#   Pacific Construction Co.                                       2,487,452     880,034
#   Pan Jit International, Inc.                                    5,163,837   2,784,105
#   Pan-International Industrial Corp.                             5,339,444   4,301,495
#   Paragon Technologies Co., Ltd.                                   952,191     631,006
#   Pegatron Corp.                                                24,929,998  60,033,676
#*  Phihong Technology Co., Ltd.(6214140)                          3,341,320   1,190,644
    Phihong Technology Co., Ltd.()                                   577,566      17,504
#   Portwell, Inc.                                                   908,000   1,160,629
*   Potrans Electrical Corp., Ltd.                                 1,139,000          --
    Pou Chen Corp.                                                14,189,550  17,978,668
    Powertech Industrial Co., Ltd.                                   124,000      55,820
    Powertech Technology, Inc.                                     1,246,000   3,415,190
#   President Securities Corp.                                    12,999,351   4,794,889
*   Prime Electronics & Satellitics, Inc.                            406,000     127,829
#   Prince Housing & Development Corp.                             5,446,018   1,817,663
*   Prodisc Technology, Inc.                                       6,185,157          --
#   Promise Technology, Inc.                                         475,000     226,431
#   Qisda Corp.                                                   29,421,171  15,385,974
    Qualipoly Chemical Corp.                                         146,756     162,696
#   Quanta Storage, Inc.                                           2,472,000   2,459,636
#*  Quintain Steel Co., Ltd.                                       4,929,684   1,368,445
#   Radiant Opto-Electronics Corp.                                 4,202,000   7,639,024
#*  Radium Life Tech Co., Ltd.                                     9,154,124   2,783,102
#   Ralec Electronic Corp.                                           556,087     932,801
#   Rich Development Co., Ltd.                                     7,077,054   1,808,970
#*  Ritek Corp.                                                   24,977,669   4,119,481
#*  Rotam Global Agrosciences, Ltd.                                  243,693     249,061
*   Sainfoin Technology Corp.                                        835,498          --
#   Sampo Corp.                                                    7,171,925   4,156,966
    San Far Property, Ltd.                                            71,000      25,094
#   Sanyang Motor Co., Ltd.                                        2,020,624   1,321,371
    SDI Corp.                                                        454,000     666,757
#   Sesoda Corp.                                                   1,580,346   1,482,303
    Shan-Loong Transportation Co., Ltd.                               66,000      60,687
#   Sheng Yu Steel Co., Ltd.                                       1,935,000   2,183,759
#   ShenMao Technology, Inc.                                       1,143,000   1,182,037
#   Shih Her Technologies, Inc.                                      411,000     386,171
*   Shih Wei Navigation Co., Ltd.                                  3,061,288     898,519
#   Shihlin Electric & Engineering Corp.                           4,487,000   5,811,483
#*  Shin Kong Financial Holding Co., Ltd.                        135,466,430  34,795,291
#   Shin Zu Shing Co., Ltd.                                          470,000   1,337,100
*   Shining Building Business Co., Ltd.                              181,900      60,670
#   Shinkong Insurance Co., Ltd.                                   3,577,412   2,989,400
#   Shinkong Synthetic Fibers Corp.                               24,253,754   7,292,951
#*  Shuttle, Inc.                                                  4,367,015   1,223,063
#   Sigurd Microelectronics Corp.                                  6,398,047   4,910,041
*   Silicon Integrated Systems Corp.                               4,978,808   1,083,876
#   Silitech Technology Corp.                                        824,803     432,991
    Simplo Technology Co., Ltd.                                      215,000     642,802
    Sincere Navigation Corp.                                       5,160,740   3,458,527

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                   SHARES      VALUE++
                                                                 ----------- -----------
TAIWAN -- (Continued)
    Sinher Technology, Inc.                                           74,000 $   127,603
#   Sino-American Silicon Products, Inc.                           8,372,000  10,673,751
#   Sinon Corp.                                                    5,951,877   2,936,576
#   SinoPac Financial Holdings Co., Ltd.                         140,436,250  41,432,986
    Sirtec International Co., Ltd.                                   144,000     204,813
#   Siward Crystal Technology Co., Ltd.                            2,519,875   1,561,657
    Soft-World International Corp.                                    39,000      79,152
*   Solar Applied Materials Technology Co.                         2,077,000   1,155,437
#*  Solartech Energy Corp.                                         4,226,165   2,030,622
*   Solytech Enterprise Corp.                                        651,000      98,429
#   Southeast Cement Co., Ltd.                                     3,220,700   1,638,305
#   Spirox Corp.                                                     505,563     277,186
#   Stark Technology, Inc.                                         1,835,200   1,646,973
*   Sunko INK Co., Ltd.                                               52,000      24,923
#   Sunonwealth Electric Machine Industry Co., Ltd.                1,202,421   1,162,131
#   Sunplus Technology Co., Ltd.                                   8,499,620   3,076,125
    Sunrex Technology Corp.                                        1,682,273     979,946
#   Sunspring Metal Corp.                                            446,000     620,318
#   Supreme Electronics Co., Ltd.                                  4,556,441   3,834,065
#   Sweeten Real Estate Development Co., Ltd.                      1,335,143     596,958
    Syncmold Enterprise Corp.                                         68,000     137,154
    Synnex Technology International Corp.                          2,617,550   2,731,665
    Sysage Technology Co., Ltd.                                      101,797      88,128
#   Systex Corp.                                                   1,007,801   1,951,075
#   T-Mac Techvest PCB Co., Ltd.                                   1,603,000     671,395
    T3EX Global Holdings Corp.                                        54,499      35,733
#   TA Chen Stainless Pipe                                         9,012,228   5,230,748
    Ta Chong Securities Co., Ltd.                                    212,000      63,914
#*  Ta Ya Electric Wire & Cable                                    6,888,329   1,255,646
#   TA-I Technology Co., Ltd.                                      1,442,170   1,230,689
#   Tah Hsin Industrial Corp.                                      1,477,900   1,215,727
    TAI Roun Products Co., Ltd.                                       63,000      21,513
#   Taichung Commercial Bank Co., Ltd.                            33,735,157   9,919,746
#   Taiflex Scientific Co., Ltd.                                     435,960     517,364
#   Tainan Enterprises Co., Ltd.                                   1,006,183     945,208
#   Tainan Spinning Co., Ltd.                                     18,176,485   7,951,102
#   Tainergy Tech Co., Ltd.                                        2,022,000     939,686
#   Taishin Financial Holding Co., Ltd.                          134,129,480  50,649,968
#*  Taisun Enterprise Co., Ltd.                                    1,776,410     852,214
#*  Taita Chemical Co., Ltd.                                       2,217,864     833,285
#   Taiwan Business Bank                                          61,471,335  16,059,674
#   Taiwan Cement Corp.                                           48,421,440  54,912,615
    Taiwan Chinsan Electronic Industrial Co., Ltd.                    31,000      57,594
#   Taiwan Cogeneration Corp.                                      2,920,333   2,100,808
#   Taiwan Cooperative Financial Holding Co., Ltd.               111,878,904  51,125,147
    Taiwan Fertilizer Co., Ltd.                                    4,711,000   6,128,450
    Taiwan Fire & Marine Insurance Co., Ltd.                       1,235,000     747,259
*   Taiwan Flourescent Lamp Co., Ltd.                                756,000          --
#   Taiwan FU Hsing Industrial Co., Ltd.                             562,000     768,993
#*  Taiwan Glass Industry Corp.                                   11,194,982   4,723,631
    Taiwan Hon Chuan Enterprise Co., Ltd.                            245,932     420,052
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd.                 1,676,000     979,076
*   Taiwan Kolin Co., Ltd.                                         5,797,000          --

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                   SHARES      VALUE++
                                                                 ----------- -----------
TAIWAN -- (Continued)
#   Taiwan Land Development Corp.                                 10,104,322 $ 3,257,408
    Taiwan Line Tek Electronic                                        82,771      55,884
#   Taiwan Mask Corp.                                              3,154,250     923,990
    Taiwan Navigation Co., Ltd.                                    1,566,000     634,207
    Taiwan PCB Techvest Co., Ltd.                                  3,774,946   3,609,463
#*  Taiwan Prosperity Chemical Corp.                                 903,000     651,804
#*  Taiwan Pulp & Paper Corp.                                      6,667,660   3,007,519
#   Taiwan Sakura Corp.                                              293,177     282,807
    Taiwan Semiconductor Co., Ltd.                                   129,000     149,608
    Taiwan Styrene Monomer                                         5,208,647   3,445,497
#   Taiwan Surface Mounting Technology Corp.                       3,032,991   2,526,635
#   Taiwan TEA Corp.                                               8,595,092   4,183,763
#   Taiwan Union Technology Corp.                                  2,448,000   3,341,463
#   Taiyen Biotech Co., Ltd.                                       2,061,217   1,962,437
#*  Tatung Co., Ltd.                                              28,642,342  15,370,386
    Te Chang Construction Co., Ltd.                                   94,424      70,538
#   Teco Electric and Machinery Co., Ltd.                         28,661,725  25,907,247
#   Test Rite International Co., Ltd.                              1,027,266     656,080
#*  Tex-Ray Industrial Co., Ltd.                                     444,000     152,134
#   Thinking Electronic Industrial Co., Ltd.                         549,000   1,187,309
#   Ton Yi Industrial Corp.                                        2,918,600   1,378,800
    Tong Yang Industry Co., Ltd.                                   1,143,099   2,110,117
#   Tong-Tai Machine & Tool Co., Ltd.                              3,528,447   2,428,120
    Topco Scientific Co., Ltd.                                       455,999   1,280,010
#   Topoint Technology Co., Ltd.                                   2,365,288   1,514,578
#*  TPK Holding Co., Ltd.                                          2,561,000   4,782,288
    Tripod Technology Corp.                                        2,651,000   6,462,260
    Tsann Kuen Enterprise Co., Ltd.                                  134,000     121,859
    TSRC Corp.                                                       232,000     268,504
    Tung Ho Steel Enterprise Corp.                                12,857,274   8,734,230
    TXC Corp.                                                        750,000   1,018,726
    TYC Brother Industrial Co., Ltd.                                 633,723     724,400
*   Tycoons Group Enterprise                                       7,484,938   1,235,966
#   Tyntek Corp.                                                   2,754,097   1,070,304
    U-Ming Marine Transport Corp.                                    878,000     764,379
    UDE Corp.                                                         51,000      63,077
#   Unimicron Technology Corp.                                    23,602,363   9,296,743
#   Union Bank Of Taiwan                                          13,025,837   3,744,653
#   Unitech Computer Co., Ltd.                                     1,632,739     903,292
#   Unitech Printed Circuit Board Corp.                            8,628,281   2,590,437
#   United Microelectronics Corp.                                214,984,681  78,067,332
#   Unity Opto Technology Co., Ltd.                                1,496,000     627,897
#   Universal Cement Corp.                                         5,829,693   4,578,538
#*  Unizyx Holding Corp.                                           4,265,000   1,986,708
#   UPC Technology Corp.                                          11,852,746   5,085,376
#   USI Corp.                                                      7,217,691   3,678,224
#   Usun Technology Co., Ltd.                                        217,000     366,389
#   Ve Wong Corp.                                                  1,616,806   1,189,873
    Victory New Materials, Ltd. Co.                                  180,000     320,449
    Viking Tech Corp.                                                 64,000      41,665
#*  Wafer Works Corp.                                              5,977,092   2,715,300
    Wah Hong Industrial Corp.                                        395,516     234,237
    Wah Lee Industrial Corp.                                       2,043,000   3,018,882

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                   SHARES       VALUE++
                                                                 ----------- --------------
TAIWAN -- (Continued)
#   Walsin Lihwa Corp.                                            46,692,412 $   18,156,760
#   Walsin Technology Corp.                                        7,536,267      9,329,604
#   Walton Advanced Engineering, Inc.                              5,046,853      1,971,935
    Wan Hai Lines, Ltd.                                            7,148,000      3,972,602
#   Waterland Financial Holdings Co., Ltd.                        33,341,601      8,854,389
    Wei Mon Industry Co., Ltd.                                     3,885,691         20,925
#   Weikeng Industrial Co., Ltd.                                   2,145,072      1,177,357
#   Well Shin Technology Co., Ltd.                                 1,009,080      1,640,008
#*  Wha Yu Industrial Co., Ltd.                                      302,000        162,831
#   Winbond Electronics Corp.                                     51,513,885     21,147,395
    Winstek Semiconductor Co., Ltd.                                   31,000         24,200
    Wintek Corp.                                                  20,783,484        227,487
#   Wisdom Marine Lines Co., Ltd.                                  2,284,284      2,244,726
#   Wistron Corp.                                                 42,011,650     35,873,218
#   WPG Holdings, Ltd.                                             4,475,092      5,356,233
#   WT Microelectronics Co., Ltd.                                  6,744,751      9,357,027
#   WUS Printed Circuit Co., Ltd.                                  4,372,928      2,500,139
#   XinTec, Inc.                                                     521,000        609,257
#   Yageo Corp.                                                    5,458,590     13,251,416
*   Yang Ming Marine Transport Corp.                              18,804,676      3,358,149
#   YC Co., Ltd.                                                   5,461,978      2,228,079
    YC INOX Co., Ltd.                                              4,764,833      4,284,930
    Yea Shin International Development Co., Ltd.                     286,830        118,350
#   Yeong Guan Energy Technology Group Co., Ltd.                     336,000      1,119,035
#   YFY, Inc.                                                     20,003,847      6,957,802
#   Yi Jinn Industrial Co., Ltd.                                   3,197,936      1,063,058
#*  Yieh Phui Enterprise Co., Ltd.                                17,825,384      7,090,956
#*  Young Fast Optoelectronics Co., Ltd.                           1,696,000        673,828
    Young Optics, Inc.                                                98,000         87,419
#   Youngtek Electronics Corp.                                       844,047      1,215,613
#   Yuanta Financial Holding Co., Ltd.                           141,433,918     56,158,966
#   Yulon Motor Co., Ltd.                                         12,352,572     10,874,600
#   Yung Chi Paint & Varnish Manufacturing Co., Ltd.                 230,687        594,698
#   Zenitron Corp.                                                 3,054,000      1,720,316
    Zhen Ding Technology Holding, Ltd.                             2,388,000      5,015,518
#   Zig Sheng Industrial Co., Ltd.                                 6,866,352      2,262,601
#   Zinwell Corp.                                                    275,000        277,477
#   ZongTai Real Estate Development Co., Ltd.                        631,844        356,824
                                                                             --------------
TOTAL TAIWAN                                                                  2,644,529,152
                                                                             --------------
THAILAND -- (3.4%)
    AAPICO Hitech PCL(B013L48)                                       681,760        298,185
    AAPICO Hitech PCL(B013KZ2)                                        63,300         27,686
    AJ Plast PCL                                                   1,764,000        686,362
    Amata Corp. PCL                                                2,978,590      1,285,844
    AP Thailand PCL                                               25,907,130      5,444,838
    Asia Aviation PCL                                              2,806,700        486,250
    Asia Plus Group Holdings PCL                                   5,164,800        548,604
    Bangchak Petroleum PCL (The)                                   9,410,900      9,421,591
    Bangkok Bank PCL                                               2,184,300     10,825,344
    Bangkok Insurance PCL                                            212,828      2,109,542
    Bangkok Land PCL                                             121,823,696      6,573,843
    Bangkok Ranch PCL                                                203,100         38,359

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                   SHARES      VALUE++
                                                                 ----------- ------------
THAILAND -- (Continued)
    Banpu PCL                                                     20,014,050 $ 11,027,338
    Cal-Comp Electronics Thailand PCL Class F                     32,780,414    2,625,412
    Charoen Pokphand Foods PCL                                    17,656,600   14,291,767
    Charoong Thai Wire & Cable PCL Class F                         1,255,800      406,592
    Eastern Water Resources Development and Management PCL
      Class F                                                      1,981,600      652,842
*   G J Steel PCL                                                 27,256,975      263,203
*   G Steel PCL                                                    1,616,440       15,609
    Golden Land Property Development PCL                              71,600       15,455
    Hana Microelectronics PCL                                      4,938,400    5,960,863
    ICC International PCL                                          2,663,700    2,799,117
    IRPC PCL                                                     121,938,200   18,008,482
    Jasmine International PCL                                      2,160,700      540,022
    Kang Yong Electric PCL                                             8,200      101,074
    Kasikornbank PCL                                                 280,700    1,502,753
    KGI Securities Thailand PCL                                   14,778,800    1,720,905
    Khon Kaen Sugar Industry PCL                                   5,763,954    1,104,990
    Kiatnakin Bank PCL                                             6,011,900    9,732,414
    Krung Thai Bank PCL                                           63,574,600   34,306,089
    Laguna Resorts & Hotels PCL                                    1,022,500      798,601
    Lanna Resources PCL                                              846,100      329,212
    LH Financial Group PCL                                         8,166,846      410,546
    LPN Development PCL                                              808,400      275,513
    MBK PCL                                                           52,200       21,793
    MCOT PCL                                                       1,028,300      443,913
    Millcon Steel PCL                                                522,700       22,268
    MK Real Estate Development PCL                                 2,855,400      329,251
    Nation Multimedia Group PCL                                    2,644,800       83,378
*   Polyplex Thailand PCL                                          3,516,725    1,817,790
*   Precious Shipping PCL                                          9,630,750    2,707,879
    Property Perfect PCL                                          36,489,100      932,695
    PTT Exploration & Production PCL                              21,880,100   60,898,887
    PTT Global Chemical PCL                                       23,506,841   45,398,046
    PTT PCL                                                       20,483,200  235,024,504
    Quality Houses PCL                                            20,390,397    1,528,845
    Regional Container Lines PCL                                   5,818,900    1,148,576
    Rojana Industrial Park PCL                                     2,080,173      282,398
    Saha Pathana Inter-Holding PCL                                 2,801,300    2,645,363
    Saha Pathanapibul PCL                                          1,594,833    2,060,917
    Saha-Union PCL                                                 2,800,800    3,261,369
*   Sahaviriya Steel Industries PCL                               90,527,440      128,554
    Sansiri PCL                                                  114,833,166    6,098,779
    SC Asset Corp PCL                                             34,509,053    3,724,351
    Siam Future Development PCL                                    6,903,546    1,235,227
    Siamgas & Petrochemicals PCL                                   7,047,500    2,582,015
    Somboon Advance Technology PCL                                 3,521,000    1,510,000
    Sri Ayudhya Capital PCL                                           85,100       80,967
    Sri Trang Agro-Industry PCL                                    8,001,400    5,635,749
    Srithai Superware PCL                                         21,372,400    1,274,696
    STP & I PCL                                                      712,400      202,329
*   Tata Steel Thailand PCL                                       48,610,300    1,435,806
*   Thai Airways International PCL                                12,313,611    7,518,962
    Thai Oil PCL                                                   8,361,100   17,038,027
    Thai Rayon PCL                                                    58,700       72,104

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
THAILAND -- (Continued)
    Thai Stanley Electric PCL                                        43,100 $    221,559
    Thai Stanley Electric PCL Class F                               174,600      897,546
    Thai Wacoal PCL                                                  85,000      117,083
    Thaicom PCL                                                   2,348,700    1,474,191
    Thanachart Capital PCL                                       10,464,100   14,116,579
    Thitikorn PCL                                                 1,203,500      406,750
    Thoresen Thai Agencies PCL                                    9,334,478    2,598,065
    TICON Industrial Connection PCL Class F                         653,000      307,861
    Tisco Financial Group PCL                                     2,135,100    3,698,980
    TMB Bank PCL                                                 43,676,800    2,902,690
    TPI Polene PCL                                               84,419,440    5,706,284
    Univentures PCL                                                  96,200       25,136
    Vinythai PCL                                                  6,688,917    3,362,506
                                                                            ------------
TOTAL THAILAND                                                               587,615,915
                                                                            ------------
TURKEY -- (1.2%)
    Adana Cimento Sanayii TAS Class A                               639,398    1,188,153
    Akbank TAS                                                   10,774,596   24,016,519
#*  Akenerji Elektrik Uretim A.S.                                 3,818,763      871,041
    Aksa Akrilik Kimya Sanayii A.S.                                 400,380    1,115,881
#   Alarko Holding A.S.                                           1,215,219    1,485,792
    Albaraka Turk Katilim Bankasi A.S.                            3,428,318    1,108,375
*   Anadolu Anonim Turk Sigorta Sirketi                           4,239,728    2,496,745
#*  Anadolu Cam Sanayii A.S.                                      3,460,015    2,842,332
    Aygaz A.S.                                                      244,698      827,421
#*  Bagfas Bandirma Gubre Fabrikalari A.S.                           41,299      118,343
    Baticim Bati Anadolu Cimento Sanayii A.S.                       470,159      883,978
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                  925,543    2,300,623
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.                     33,688      614,117
#*  Dogan Sirketler Grubu Holding A.S.                           16,723,595    3,720,632
#   Eczacibasi Yatirim Holding Ortakligi A.S.                       355,562      863,860
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi
      ve Ticaret A.S.                                             1,908,942    1,644,945
    Enka Insaat ve Sanayi A.S.                                            1            2
#   Global Yatirim Holding A.S.                                   2,478,365    1,215,558
*   Gozde Girisim Sermayesi Yatirim Ortakligi A.S.                   58,943       30,839
#   GSD Holding A.S.                                              4,848,029      784,053
#*  Ihlas Holding A.S.                                           12,700,332    1,205,571
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.         1,550,008      826,743
    Is Finansal Kiralama A.S.                                     3,381,414    1,020,981
    Is Yatirim Menkul Degerler A.S. Class A                         515,160      181,317
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A   1,796,182      709,073
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D   2,868,229      943,517
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S.                1,500,350      814,732
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.                  3,616,994      976,747
*   NET Holding A.S.                                                 13,395        9,767
#   Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.          702,352      387,388
#*  Pegasus Hava Tasimaciligi A.S.                                  325,850    1,368,806
    Pinar Entegre Et ve Un Sanayi A.S.                              256,138      733,059
    Pinar SUT Mamulleri Sanayii A.S.                                 77,164      349,467
*   Raks Elektronik Sanayi ve Ticaret A.S.                            5,859           --
*   Sabah Yayincilik                                                 31,938           --
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.           1,635,346    1,434,488
#*  Sekerbank TAS                                                 6,941,174    2,191,000

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                   SHARES       VALUE++
                                                                 ---------- ---------------
TURKEY -- (Continued)
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                     2,693,295 $     2,464,628
    Tekfen Holding A.S.                                           1,521,697       3,039,128
    Trakya Cam Sanayii A.S.                                       6,177,837       5,068,071
#   Turcas Petrol A.S.                                              195,565          80,383
#*  Turk Hava Yollari AO                                          9,325,022      13,692,738
    Turkiye Garanti Bankasi A.S.                                 14,090,688      31,124,387
    Turkiye Halk Bankasi A.S.                                     6,162,192      18,364,551
    Turkiye Is Bankasi Class C                                   22,193,696      35,080,950
    Turkiye Sinai Kalkinma Bankasi A.S.                          10,010,378       3,821,698
    Turkiye Sise ve Cam Fabrikalari A.S.                         13,739,156      14,725,765
    Turkiye Vakiflar Bankasi TAO Class D                          8,928,513      11,639,457
#*  Vestel Elektronik Sanayi ve Ticaret A.S.                         50,010          86,180
#*  Yapi ve Kredi Bankasi A.S.                                    8,477,693       8,612,852
#*  Zorlu Enerji Elektrik Uretim A.S.                               335,436         103,198
                                                                            ---------------
TOTAL TURKEY                                                                    209,185,851
                                                                            ---------------
TOTAL COMMON STOCKS                                                          16,036,915,082
                                                                            ---------------
PREFERRED STOCKS -- (4.0%)
BRAZIL -- (3.9%)
    Banco ABC Brasil SA(B23DMP8)                                  1,468,550       7,710,252
    Banco ABC Brasil SA(BD30TG6)                                     64,108         336,704
    Banco do Estado do Rio Grande do Sul SA Class B               1,900,868       9,497,602
    Banco Pan SA                                                  1,793,392         910,656
    Banco Pine SA                                                   427,430         560,403
    Cia Brasileira de Distribuicao                                1,525,159      28,043,505
    Cia Ferro Ligas da Bahia--FERBASA                               972,034       2,674,099
    Eucatex SA Industria e Comercio                                 353,288         341,785
    Marcopolo SA                                                  4,407,645       4,027,106
*   Petroleo Brasileiro SA                                       16,390,438      78,140,939
*   Petroleo Brasileiro SA Sponsored ADR                         20,343,559     193,467,246
*   Randon SA Implementos e Participacoes                         2,784,800       3,455,941
    Suzano Papel e Celulose SA Class A                            6,772,104      28,803,038
    Unipar Carbocloro SA                                            925,874       2,057,780
*   Usinas Siderurgicas de Minas Gerais SA Class A                5,598,668       9,337,127
    Vale SA                                                      21,243,518     206,099,622
    Vale SA Sponsored ADR                                         9,567,563      92,709,685
                                                                            ---------------
TOTAL BRAZIL                                                                    668,173,490
                                                                            ---------------
COLOMBIA -- (0.1%)
    Avianca Holdings SA                                           1,052,635       1,110,310
    Grupo Argos SA                                                  235,612       1,517,712
    Grupo de Inversiones Suramericana SA                          1,010,022      13,129,682
                                                                            ---------------
TOTAL COLOMBIA                                                                   15,757,704
                                                                            ---------------
TOTAL PREFERRED STOCKS                                                          683,931,194
                                                                            ---------------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                    SHARES       VALUE++
                                                                  ---------- ---------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*    Iochpe Maxion SA Rights 2/09/17                                 426,278 $        54,112
                                                                             ---------------
MALAYSIA -- (0.0%)
*    Pantech Group Holdings Bhd Rights12/21/21                        24,876             843
                                                                             ---------------
POLAND -- (0.0%)
*    Hawe SA Rights 09/30/15                                         952,876              --
                                                                             ---------------
SOUTH KOREA -- (0.0%)
*    Korean Air Lines Co., Ltd. Rights 03/07/17                       30,410         145,233
*    Sambo Motors Co., Ltd. Rights 3/10/17                             2,201           2,046
*    Samsung Securities Co., Ltd. Rights 03/08/17                     50,150         263,243
                                                                             ---------------
TOTAL SOUTH KOREA                                                                    410,522
                                                                             ---------------
TAIWAN -- (0.0%)
*    Gintech Energy Corp. Rights 02/15/17                            831,599          91,527
                                                                             ---------------
THAILAND -- (0.0%)
*    TPI Polene PCL Rights 4/30/17                                   593,265              --
                                                                             ---------------
TURKEY -- (0.0%)
*    Zorlu Enerji Elektrik Uretim A.S. Rights 02/13/17               335,436          23,114
                                                                             ---------------
TOTAL RIGHTS/WARRANTS                                                                580,118
                                                                             ---------------
TOTAL INVESTMENT SECURITIES                                                   16,721,426,394
                                                                             ---------------

                                                                                 VALUE+
                                                                             ---------------
SECURITIES LENDING COLLATERAL -- (2.3%)
(S)@ DFA Short Term Investment Fund                               34,661,868     401,107,133
                                                                             ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $17,356,679,434)^^                       $17,122,533,527
                                                                             ===============

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


Summary of the Fund's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ------------------------------------------------------
                                                                LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                                             -------------- --------------- ------- ---------------
Common Stocks
   Brazil                                                    $  418,567,295 $   536,836,916   --    $   955,404,211
   Chile                                                         67,379,946     175,580,066   --        242,960,012
   China                                                        234,122,505   2,320,971,140   --      2,555,093,645
   Colombia                                                      36,456,872              --   --         36,456,872
   Czech Republic                                                        --      40,078,030   --         40,078,030
   Greece                                                                --       5,311,803   --          5,311,803
   Hong Kong                                                             --         467,247   --            467,247
   Hungary                                                               --     100,587,659   --        100,587,659
   India                                                        157,197,070   2,003,702,640   --      2,160,899,710
   Indonesia                                                      5,078,961     488,364,671   --        493,443,632
   Malaysia                                                         212,107     545,387,435   --        545,599,542
   Mexico                                                       778,919,337              --   --        778,919,337
   Philippines                                                           --     184,616,926   --        184,616,926
   Poland                                                                --     279,339,146   --        279,339,146
   Russia                                                        14,162,648     380,735,828   --        394,898,476
   South Africa                                                 130,475,432   1,100,181,072   --      1,230,656,504
   South Korea                                                  318,001,395   2,272,850,017   --      2,590,851,412
   Taiwan                                                        39,065,955   2,605,463,197   --      2,644,529,152
   Thailand                                                     587,487,361         128,554   --        587,615,915
   Turkey                                                                --     209,185,851   --        209,185,851
Preferred Stocks
   Brazil                                                       286,513,635     381,659,855   --        668,173,490
   Colombia                                                      15,757,704              --   --         15,757,704
Rights/Warrants
   Brazil                                                                --          54,112   --             54,112
   Malaysia                                                              --             843   --                843
   South Korea                                                           --         410,522   --            410,522
   Taiwan                                                                --          91,527   --             91,527
   Turkey                                                                --          23,114   --             23,114
Securities Lending Collateral                                            --     401,107,133   --        401,107,133
Futures Contracts**                                               1,596,181              --   --          1,596,181
                                                             -------------- ---------------   --    ---------------
TOTAL                                                        $3,090,994,404 $14,033,135,304   --    $17,124,129,708
                                                             ============== ===============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION

Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor").

SECURITY VALUATION

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

.. Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

.. Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of January 31, 2017, Dimensional Emerging Markets Value Fund had significant transfers of securities with a total value of $923,051 (in thousands) that transferred from Level 1 to Level 2 because the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

FINANCIAL INSTRUMENTS

In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by Fund.

2. FUTURES CONTRACTS: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At January 31, 2017, the Fund had outstanding futures contracts (dollar amounts in thousands):

                                                                             EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                                   DESCRIPTION                  DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                       ------------------------------------- ---------- --------- -------- ----------- ----------
Dimensional Emerging Markets Value
  Fund                                 Mini MSCI Emerging Markets Index (R)   03/17/17     650    $ 29,741   $1,217      $1,252
Dimensional Emerging Markets Value
  Fund                                 S&P 500 Emini Index(R)                 03/17/17     781      88,819      379       3,758
                                                                                                  --------   ------      ------
                                                                                                  $118,560   $1,596      $5,010
                                                                                                  --------   ------      ------

FEDERAL TAX COST

At January 31, 2017, the total cost of securities for federal income tax purposes was $17,356,679,434, for the Dimensional Emerging Markets Value Fund.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Fund through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

     (a) Separate certifications for the co-principal executive officers and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:  /s/ Eduardo A. Repetto
     ------------------------------------
     Eduardo A. Repetto
     Director, Co-Chief Executive Officer
     and Co-Chief Investment Officer

Date: March 28, 2017

By:  /s/ David P. Butler
     ------------------------------------
     David P. Butler
     Co-Chief Executive Officer

Date: March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Eduardo A. Repetto
     ------------------------------------
     Eduardo A. Repetto
     Co-Principal Executive Officer
     DFA Investment Dimensions Group Inc.

Date: March 28, 2017

By:  /s/ David P. Butler
     ------------------------------------
     David P. Butler
     Co-Principal Executive Officer
     DFA Investment Dimensions Group Inc.

Date: March 23, 2017

By:  /s/ Gregory K. Hinkle
     ------------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     DFA Investment Dimensions Group Inc.

Date: March 23, 2017